UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	Advanced Series Trust

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2017

Date of reporting period:	3/31/2017

Item 1.  Schedule of Investments

Glossary:

The following abbreviations are used in the quarterly schedule of portfolio holdings:

Currency:
AED	Emirati Dirham
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	Chinese Yuan Renminbi
COP	Columbian Peso
CZK	Czech Koruna
DOP	Dominican Peso
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ITL	Italian Lira
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand
Exchange:
AEX	Amsterdam Stock Exchange
ASX	Australian Securities Exchange
BATS	Better Alternative Trading System Exchange
BVC	Colombian Securities Exchange
CBOE	Chicago Board Options Exchange
CHI-X	European Equity Exchange
FTSE	Financial Times Stock Exchange
JSE	Johannesburg Stock Exchange
LMA	Lima Stock Exchange
LME	London Metal Exchange
MICEX	Moscow Interbank Currency Exchange
NASDAQ GS	National Association for Securities Dealers Automated Quotations Global Select Market
NYMEX	New York Mercantile Exchange
NYSE	New York Stock Exchange
OMXS	Sweden Stock Market Index
OMXS30	Stockholm Stock Exchange

OTC	Over-the-counter
RTS	Russian Trading System
SGMX	Sigma X MTF
SGX	Singapore Exchange
SWX	SIX Swiss Exchange
TASE	Tel Aviv Stock Exchange
TSX	Toronto Stock Exchange
XBRN	Berne Stock Exchange
XEQT	Equiduct Stock Exchange
XHKG	Hong Kong Stock Exchange
XJSE	Johannesburg Stock Exchange
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Market
XPAR	Paris Stock Exchange
XTSE	Toronto Stock Exchange
Index:
ABX	Asset-Backed Securities Index
BCMSELEV	Global Elevators Index
BCOM	Bloomberg Commodity Index
BCOMTR	Bloomberg Commodity Index Total Return
BIST	Borsa Istanbul Index
BNPBIRON	BNP Iron Ore Miners
BTP	Buoni del Tesoro Poliennali
Bovespa	Sao Paulo Se Bovespa Index
CAC	French Stock Market Index
CAC40	French Stock Index
CDX	Credit Derivative Index
CGCBMCYC	Citi U.S. Cyclicals
CGCBMED3	U.S. Media Index
CNX	CNX Nifty Index
CPI	Consumer Price Index
CMBX	Commercial Mortgage-Backed Index
DAX	German Stock Index
DIP	Debtor-in-Possession
EURMARGIN	European Refined Margin
GOLDLNPM	LBMA Gold Price PM USD Index
GSCBMS5S	GS U.S. Staples Index
GSCI	Goldman Sachs Commodity Index
GSGLAER2	Developed Market Aerospace Equipment Index
GSGLMCPM	GS Global Copper Miners
GSMSLIFT	GS Global Elevators
HICP	Harmonised Index of Consumer Prices
HSCEI	Hang Seng China Enterprises Index
JPEBMCO2	European Staples Index
JPCMMGR2	JP U.S. Growth Index
JPCMMVL2	JP U.S. Value Index
JPGMIRON	JP Global Iron Ore Miners Index
JPGMMLUX	Luxury Goods Index
JPMSCBK4	JP China Mid-Sized Banks
IBEX	Spanish Stock Index
iBoxx	Bond Market Indices
iTraxx	International Credit Derivative Index
IXRTR	Consumer Staples Select Sector SPDR Fund
KOSPI	Korean Stock Exchange Index
MIB	Milano Italia Borsa
MEX	Mexican Stock Exchange Mexican Bolsa IPC Index
MLMIREI2	U.S. REITs Index
MXWO0EE	MSCI World Energy Equipment & Services
NDDLSZ	MSCI Switzerland Net Return Index
NIKKEI	Japanese Stock Market Index
QMTF	Quote Multilateral Trading Facility
RMS G	MSCI US REIT Index

SET	Stock Exchange of Thailand SET Index
SPI	Swiss Performance Index
SPTRSGX	S&P 500 Growth Index
STOXX	Stock Index of the Eurozone
S5CPGS	Barclays U.S Capital Goods Index
TAIEX	Taiwan Stock Exchange Index
TOPIX	Tokyo Stock Price Index
UKRPI	United Kingdom Retail Price Index
WIG 20	Warsaw Stock Exchange
Other:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
ADR	American Depositary Receipt
ADS	American Depositary Security
AID	Agency for International Development
ASX	Australian Securities Exchange
BABs	Build America Bonds
BBSW	Australian Bank Bill Swap Reference Rate
BBA	British Bankers Association
BDR	Brazilian Depositary Receipt
BKNT	Bank Notes
Bobl	Bundesobligationen-German Federal Obligations
bps	Basis Points
CAS	Connecticut Avenue Securities
CDI	CHESS Depositary Interest
CDO	Collateralized Debt Obligation
CDOR	Canadian Dealer Offered Rate
CLO	Collateralized Loan Obligation
CMBS	Commercial Mortgage-Backed Security
COOIS	Colombia Overnight Interbank Reference Rate
CVA	Certificate Van Aandelen (Bearer)
CVR	Contingent Value Rights
CVT	Convertible Security
EAFE	Europe, Australia, Far East
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
EURSIMP	Weighted Basket of Refined Products
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FREMF	Freddie Mac Mortgage Trust
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
GO	General Obligation

HIBOR	Hong Kong Interbank Offered Rate
IO	Interest Only
JIBAR	Johannesburg Interbank Agreed Rate
JSFC	Joint Stock Financial Corporation
KWCDC	Korean Won Certificate of Deposit
L1	Level 1
L2	Level 2
L3	Level 3
LIBOR	London Interbank Offered Rate
LLS	Light Louisiana Sweet
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NSA	Non-Seasonally Adjusted
NASDAQ	National Association of Securities Dealers Automated Quotations
NFIX3FRA	New Zealand Bank Bill 3 Month Forward Rate Agreement
NIBOR	Norwegian Interbank Offered Rate
NVDR	Non-voting Depositary Receipt
OAT	Obligations Assimilables du Tresor
OJSC	Open Joint-Stock Company
OPIS	Oil Price Information Service
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PO	Principal Only
PRFC	Preference Shares
PRI	Pimary Rate Interface
PRIBOR	Prague Interbank Offered Rate
PQSC	Private Qatar Stock Company
QMTF	Quote Multilateral Trading Facility
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
RTS	Russian Trading System
S&P	Standard & Poor
SDR	Sweden Depositary Receipt
SLM	Student Loan Mortgage
SMB	Sallie Mae Bank
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor’s Depository Receipts
STACR	Structured Agency Credit Risk
STIBOR	Stockholm Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
ULSD	Ultra-Low Sulfur Diesel
USAID	United States Agency for International Development
USB3MTA	United States Auction Results 3 Month Treasury Bill High Discount
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WIBOR	Warsaw Interbank Offered Rate
WTI	West Texas Intermediate

AST AB GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 99.8%

ASSET-BACKED SECURITIES — 1.5%
Collateralized Loan Obligations — 0.5%
CIFC Funding Ltd. (Cayman Islands),
Series 2015-4A, Class D, 144A
6.530%(c)	10/20/27	3,485	$3,422,055
OZLM VIII Ltd. (Cayman Islands),
Series 2014-8A, Class D, 144A
5.973%(c)	10/17/26	1,592	1,519,043
Voya CLO Ltd. (Cayman Islands),
Series 2016-1A, Class D, 144A
7.580%(c)	01/20/27	1,400	1,419,275
Series 2016-3A, Class D, 144A
7.673%(c)	10/18/27	1,750	1,778,171

			8,138,544

Non-Residential Mortgage-Backed Securities — 1.0%
CPS Auto Receivables Trust,
Series 2016-C, Class E, 144A
8.390%	09/15/23	500	542,158
CPS Auto Trust,
Series 2016-D, Class E, 144A
6.860%	04/15/24	700	727,863
Exeter Automobile Receivables Trust,
Series 2017-1A, Class D, 144A
6.200%	11/15/23	5,500	5,612,537
Hertz Vehicle Financing II LP,
Series 2015-1A, Class A, 144A
2.730%	03/25/21	3,300	3,293,991
Sofi Consumer Loan Program LLC,
Series 2017-1, Class B, 144A
4.730%(c)	01/26/26	4,295	4,324,478
Series 2017-2, Class A, 144A
3.280%	02/25/26	3,345	3,344,625

			17,845,652

TOTAL ASSET-BACKED SECURITIES (cost $25,755,381)			25,984,196

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.0%
225 Liberty Street Trust,
Series 2016-225L, Class E, 144A
4.649%(c)	02/10/36	2,713	2,619,356
CGBAM Commercial Mortgage Trust,
Series 2016-IMC, Class C, 144A
4.893%(c)	11/15/21	2,189	2,189,256
Citigroup Commercial Mortgage Trust,
Series 2015-SHP2, Class E, 144A
5.262%(c)	07/15/27	1,185	1,187,325
Commercial Mortgage Trust,
Series 2013-CR6, Class A2
2.122%	03/10/46	330	331,342
Series 2013-CR6, Class D, 144A
4.171%(c)	03/10/46	1,910	1,731,645
Series 2013-CR10, Class D, 144A
4.789%(c)	08/10/46	2,020	1,741,541
Series 2013-LC6, Class D, 144A
4.284%(c)	01/10/46	3,975	3,636,673
Series 2014-LC15, Class A2

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
2.840%	04/10/47	290	$294,335
CSAIL Commercial Mortgage Trust,
Series 2015-C3, Class D
3.360%(c)	08/15/48	2,032	1,482,950
CSMC Trust,
Series 2016-MFF, Class D, 144A
5.367%(c)	11/15/33	1,311	1,315,465
GS Mortgage Securities Trust,
Series 2012-GC6, Class D, 144A
5.653%(c)	01/10/45	524	501,390
Series 2007-GG10, Class A4
5.949%(c)	08/10/45	584	583,111
Series 2013-G1, Class A1, 144A
2.059%	04/10/31	698	676,612
Series 2014-GC22, Class D, 144A
4.646%(c)	06/10/47	600	497,326
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C32, Class C
4.669%(c)	11/15/48	1,790	1,691,972
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP9, Class AM
5.372%	05/15/47	736	735,270
Series 2012-CBX, Class E, 144A
5.215%(c)	06/15/45	1,144	1,130,874
Series 2015-SGP, Class A, 144A
2.612%(c)	07/15/36	2,750	2,763,779
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class AJ
5.452%(c)	09/15/39	1,439	1,271,778
ML-CFC Commercial Mortgage Trust,
Series 2007-9, Class A4
5.700%	09/12/49	237	238,961
Morgan Stanley Capital I Trust,
Series 2015-XLF2, Class AFSD, 144A
4.569%(c)	08/15/26	1,700	1,707,351
Series 2015-XLF2, Class SNMD, 144A(g)
2.647%(c)	11/15/26	1,450	1,314,963
Resource Capital Corp. Ltd. (Cayman Islands),
Series 2014-CRE2, Class A, 144A
1.993%(c)	04/15/32	22	22,365
Starwood Retail Property Trust,
Series 2014-STAR, Class A, 144A
2.132%(c)	11/15/27	3,780	3,758,567
WFRBS Commercial Mortgage Trust,
Series 2014-C25, Class D, 144A
3.803%(c)	11/15/47	2,155	1,548,795

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $35,698,785)			34,973,002

CORPORATE BONDS — 23.9%
Australia — 0.6%
Australia & New Zealand Banking Group Ltd.,
Covered Bonds, EMTN, RegS
3.625%	07/18/22	EUR 1,509	1,897,863
Commonwealth Bank of Australia,
Covered Bonds, EMTN, RegS
0.750%	11/04/21	EUR 2,814	3,090,135

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)
Australia (cont’d.)
3.000%	05/03/22	EUR	869	$1,058,556
National Capital Trust I,
Ltd. Gtd. Notes, RegS
5.620%(c)	09/29/49	GBP	274	359,614
Westpac Banking Corp.,
Covered Bonds, EMTN, RegS
1.500%	03/24/21	EUR	2,689	3,035,284

				9,441,452

Brazil — 1.1%
Braskem Finance Ltd.,
Gtd. Notes
6.450%	02/03/24		865	930,135
BRF GmbH,
Gtd. Notes, RegS
4.350%	09/29/26		1,047	955,388
Fibria Overseas Finance Ltd.,
Gtd. Notes
5.500%	01/17/27		2,309	2,313,964
Gerdau Trade, Inc.,
Gtd. Notes, 144A
5.750%	01/30/21		3,659	3,837,376
GTL Trade Finance, Inc.,
Gtd. Notes, RegS
5.893%	04/29/24		645	646,613
MARB BondCo PLC,
Gtd. Notes, 144A
7.000%	03/15/24		2,081	2,065,393
Minerva Luxembourg SA,
Gtd. Notes, 144A
6.500%	09/20/26		724	707,442
Odebrecht Finance Ltd.,
Gtd. Notes, 144A
7.125%	06/26/42		2,565	923,400
Petrobras Global Finance BV,
Gtd. Notes
6.125%	01/17/22		2,737	2,872,482
8.750%	05/23/26		1,635	1,892,513
Rumo Luxembourg Sarl,
Gtd. Notes, 144A
7.375%	02/09/24		1,543	1,589,290
Vale Overseas Ltd.,
Gtd. Notes
5.875%	06/10/21		798	855,153

				19,589,149

Canada — 0.3%
Bell Canada, Inc.,
Gtd. Notes
3.350%	06/18/19	CAD	1,788	1,394,717
Canadian National Railway Co.,
Sr. Unsec’d. Notes
5.550%	03/01/19		939	1,003,906
Leisureworld Senior Care LP,
Sr. Sec’d. Notes
3.474%	02/03/21	CAD	2,334	1,848,789
Yamana Gold, Inc.,
Gtd. Notes
4.950%	07/15/24		995	999,975

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)
Canada (cont’d.)

				$5,247,387

China — 0.0%
Tencent Holdings Ltd.,
Sr. Unsec’d. Notes, 144A
3.375%	05/02/19		200	204,465

France — 0.9%
BNP Paribas SA,
Gtd. Notes, BKNT, MTN
5.000%	01/15/21		1,045	1,131,241
Jr. Sub. Notes, RegS
5.019%(c)	04/29/49	EUR	550	587,152
Sr. Unsec’d. Notes, 144A
3.800%	01/10/24(a)		1,484	1,476,767
Sub. Notes, EMTN, RegS
2.250%	01/11/27	EUR	448	464,462
BPCE SA,
Sub. Notes, 144A
5.150%	07/21/24		1,447	1,486,149
Sub. Notes, MTN, 144A
5.700%	10/22/23		962	1,020,239
Credit Agricole Home Loan SFH SA,
Covered Bonds, RegS
3.500%	06/14/18	EUR	500	558,035
Credit Agricole SA,
Jr. Sub. Notes, 144A
8.125%(c)	12/29/49		1,766	1,880,789
Sr. Unsec’d. Notes, MTN, 144A
4.125%	01/10/27		1,875	1,860,069
Europcar Groupe SA,
Sec’d. Notes, RegS
5.750%	06/15/22	EUR	1,220	1,363,920
Loxam SAS,
First Lien, 144A
4.250%	04/15/24	EUR	474	513,250
Sr. Sub. Notes, RegS
7.000%	07/23/22	EUR	461	521,847
SFR Group SA,
Sr. Sec’d. Notes, 144A
7.375%	05/01/26		2,359	2,429,770
Societe Generale SA,
Jr. Sub. Notes, 144A
8.000%(c)	09/29/49		922	942,745

				16,236,435

India — 0.2%
Adani Ports & Special Economic Zone Ltd.,
Sr. Unsec’d. Notes, 144A
3.950%	01/19/22		3,290	3,327,844

Ireland — 0.2%
Bank of Ireland,
Jr. Sub. Notes, RegS
7.375%(c)	12/29/49	EUR	2,265	2,589,148

Israel — 0.3%
Teva Pharmaceutical Finance Netherlands III BV,
Gtd. Notes
2.800%	07/21/23		3,066	2,912,114
3.150%	10/01/26(a)		2,017	1,858,694

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Israel (cont’d.)

			$4,770,808

Italy — 0.2%
Intesa Sanpaolo SpA,
Sub. Notes, 144A
5.017%	06/26/24	2,511	2,362,176
Wind Acquisition Finance SA,
Sr. Sec’d. Notes, 144A
4.750%	07/15/20	1,433	1,456,286

			3,818,462

Japan — 0.1%
Sumitomo Mitsui Banking Corp.,
Gtd. Notes
1.966%	01/11/19	2,513	2,513,643

Kazakhstan — 0.2%
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes, MTN, RegS
6.375%	04/09/21	1,563	1,715,533
Sr. Unsec’d. Notes, RegS
7.000%	05/05/20	750	825,104
Tengizchevroil Finance Co. International Ltd.,
Sr. Sec’d. Notes, 144A
4.000%	08/15/26	1,809	1,733,203

			4,273,840

Kuwait — 0.3%
Equate Petrochemical BV,
Gtd. Notes, 144A
3.000%	03/03/22	4,446	4,343,741

Mexico — 0.6%
Petroleos Mexicanos,
Gtd. Notes
3.500%	01/30/23	1,703	1,622,789
4.625%	09/21/23	2,483	2,497,277
4.875%	01/18/24	6,295	6,351,655

			10,471,721

Netherlands — 0.9%
Basell Finance Co. BV,
Gtd. Notes, 144A
8.100%	03/15/27	85	112,569
Cooperatieve Rabobank UA,
Bank Gtd. Notes
4.375%	08/04/25	3,128	3,208,399
Gtd. Notes
3.950%	11/09/22	3,520	3,612,333
ING Bank NV,
Sr. Unsec’d. Notes, 144A
2.000%	11/26/18	3,990	3,987,267
ING Groep NV,
Sr. Unsec’d. Notes
2.302%(c)	03/29/22	2,437	2,440,643
Ziggo Secured Finance BV,
Sr. Sec’d. Notes, 144A
5.500%	01/15/27	2,543	2,542,746

			15,903,957

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)
Norway — 0.1%
DNB Bank ASA,
Sr. Unsec’d. Notes, EMTN, RegS
4.375%	02/24/21	EUR	1,252	$1,552,440

Peru — 0.2%
Minsur SA,
Sr. Unsec’d. Notes, 144A
6.250%	02/07/24		3,320	3,552,400

South Africa — 0.1%
Eskom Holdings SOC Ltd.,
Sr. Unsec’d. Notes, RegS
5.750%	01/26/21		1,678	1,685,138

Spain — 0.6%
Banco de Sabadell SA,
Covered Bonds, RegS
0.875%	11/12/21	EUR	3,300	3,623,058
Cirsa Funding Luxembourg SA,
Gtd. Notes, RegS
5.875%	05/15/23	EUR	800	896,115
Santander Issuances SAU,
Gtd. Notes
5.179%	11/19/25		2,600	2,697,674
Gtd. Notes, MTN, RegS
3.250%	04/04/26	EUR	400	443,949
Telefonica Emisiones SAU,
Gtd. Notes
5.213%	03/08/47		1,931	1,954,682

				9,615,478

Sweden — 0.4%
Nordea Bank AB,
Sub. Notes, 144A
4.875%	05/13/21		2,511	2,679,014
Sub. Notes, EMTN, RegS
4.000%	03/29/21	EUR	1,509	1,836,154
Skandinaviska Enskilda Banken AB,
Sub. Notes, EMTN, RegS
4.000%(c)	09/12/22	EUR	1,566	1,698,433

				6,213,601

Switzerland — 1.3%
Credit Suisse Group Funding Guernsey Ltd.,
Gtd. Notes
3.750%	03/26/25		1,632	1,605,534
3.800%	06/09/23		2,288	2,297,367
Gtd. Notes, EMTN, RegS
1.250%	04/14/22	EUR	1,898	2,052,552
Dufry Finance SCA,
Gtd. Notes, 144A
4.500%	08/01/23	EUR	1,249	1,427,240
Glencore Finance Europe SA,
Gtd. Notes, EMTN, RegS
1.750%	03/17/25	EUR	1,934	2,029,596
Glencore Funding LLC,
Gtd. Notes, 144A
4.000%	04/16/25		124	123,401
4.125%	05/30/23		1,224	1,247,611
4.625%	04/29/24		2,036	2,114,467

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)
Switzerland (cont’d.)
Holcim Finance Luxembourg SA,
Gtd. Notes, EMTN, RegS
2.250%	05/26/28	EUR	3,805	$4,252,769
UBS AG,
Sub. Notes
7.625%	08/17/22		2,505	2,896,281
UBS Group Funding Jersey Ltd.,
Gtd. Notes, 144A
4.125%	09/24/25		1,957	1,990,110

				22,036,928

United Arab Emirates — 0.0%
Abu Dhabi National Energy Co. PJSC,
Sr. Unsec’d. Notes, MTN, 144A
3.625%	06/22/21		354	362,241

United Kingdom — 3.2%
Aviva PLC,
Sub. Notes, EMTN, RegS
6.125%(c)	07/05/43	EUR	1,985	2,499,917
Barclays Bank PLC,
Sub. Notes, EMTN, RegS
6.625%	03/30/22	EUR	875	1,157,156
Barclays PLC,
Jr. Sub. Notes
8.000%(c)	12/15/49	EUR	2,910	3,360,510
Sr. Unsec’d. Notes
3.684%	01/10/23		3,050	3,064,454
Sub. Notes
5.200%	05/12/26		1,624	1,661,216
British Telecommunications PLC,
Sr. Unsec’d. Notes
9.125%	12/15/30		431	644,736
HSBC Holdings PLC,
Jr. Sub. Notes, RegS
6.000%(c)	12/29/49	EUR	1,566	1,798,148
Sr. Unsec’d. Notes
4.041%(c)	03/13/28		2,164	2,187,419
Sub. Notes
4.375%	11/23/26		1,372	1,382,651
Lloyds Banking Group PLC,
Jr. Sub. Notes, RegS
6.375%(c)	06/27/49	EUR	668	747,009
Sub. Notes
4.582%	12/10/25		2,292	2,327,923
4.650%	03/24/26		933	950,648
Nationwide Building Society,
Sub. Notes, 144A
4.000%	09/14/26		4,300	4,162,920
Sub. Notes, EMTN, RegS
4.125%(c)	03/20/23	EUR	1,566	1,726,726
Royal Bank of Scotland Group PLC,
Jr. Sub. Notes
7.640%(c)	03/29/49		1,500	1,398,750
8.625%(c)	12/29/49		2,574	2,683,395
Sub. Notes
6.125%	12/15/22		1,617	1,712,278
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes
2.875%	08/05/21		4,175	4,120,667

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
Sub. Notes, 144A
4.750%	09/15/25		1,701	$1,697,302
Santander UK PLC,
Covered Bonds, EMTN, RegS
1.625%	11/26/20	EUR	2,653	2,997,297
4.250%	04/12/21	EUR	2,450	3,049,246
Sky Group Finance PLC,
Gtd. Notes, RegS
5.750%	10/20/17	GBP	1,681	2,162,880
Standard Chartered PLC,
Jr. Sub. Notes, 144A
2.549%(c)	01/29/49		3,200	2,672,000
Sub. Notes, EMTN, RegS
4.000%(c)	10/21/25	EUR	103	116,536
Sub. Notes, MTN, 144A
4.300%	02/19/27		1,640	1,612,356
Synlab Bondco PLC,
Sr. Sec’d. Notes, 144A
6.250%	07/01/22	EUR	1,250	1,436,117
Yorkshire Power Finance Ltd.,
Gtd. Notes
7.250%	08/04/28	GBP	564	1,043,862

				54,374,119

United States — 12.1%
21st Century Fox America, Inc.,
Gtd. Notes
3.000%	09/15/22		762	761,361
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.375%	05/17/24	EUR	3,235	3,496,791
2.500%	05/14/20		206	207,405
3.600%	05/14/25		2,029	2,029,383
ACE Capital Trust II,
Ltd. Gtd. Notes
9.700%	04/01/30		2,710	4,017,575
American Express Credit Corp.,
Sr. Unsec’d. Notes
0.625%	11/22/21	EUR	2,360	2,538,451
American Tower Corp.,
Sr. Unsec’d. Notes
5.050%	09/01/20		564	606,906
5.900%	11/01/21		1,135	1,269,928
Apache Corp.,
Sr. Unsec’d. Notes
6.900%	09/15/18		1,400	1,495,750
AT&T, Inc.,
Sr. Unsec’d. Notes
2.500%	03/15/23	EUR	1,249	1,445,614
3.000%	02/15/22		875	872,981
3.400%	05/15/25		2,282	2,204,243
3.600%	02/17/23		961	973,302
4.125%	02/17/26		1,112	1,127,678
5.800%	02/15/19		1,135	1,212,001
Bank of America Corp.,
Sr. Unsec’d. Notes, EMTN, RegS
1.625%	09/14/22	EUR	4,493	5,000,053
Sr. Unsec’d. Notes, MTN
3.824%(c)	01/20/28		4,116	4,122,903

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)
United States (cont’d.)
4.875%	04/01/44		2,188	$2,359,850
Sub. Notes, MTN
4.000%	01/22/25		1,277	1,275,655
Becton Dickinson and Co.,
Sr. Unsec’d. Notes
1.900%	12/15/26	EUR	1,684	1,852,926
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25		495	488,524
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes, 144A
3.625%	01/15/24		828	834,102
3.875%	01/15/27		1,790	1,799,437
Carnival Corp.,
Gtd. Notes
1.625%	02/22/21	EUR	3,551	3,956,597
CenturyLink, Inc.,
Sr. Unsec’d. Notes
6.450%	06/15/21		1,194	1,268,494
7.500%	04/01/24(a)		1,080	1,141,765
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		1,391	1,178,873
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.579%	07/23/20		1,250	1,285,798
4.908%	07/23/25		3,920	4,142,139
Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, EMTN, 144A
16.595%(s)	03/08/18	EGP	44,407	2,091,388
CMS Energy Corp.,
Sr. Unsec’d. Notes
5.050%	03/15/22		985	1,078,279
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.950%	06/30/23		270	257,777
CSC Holdings LLC,
Gtd. Notes, 144A
6.625%	10/15/25		1,262	1,372,425
Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
Gtd. Notes, 144A
7.125%	06/15/24(a)		571	631,229
Sr. Sec’d. Notes, 144A
4.420%	06/15/21		2,455	2,567,304
5.450%	06/15/23		2,455	2,648,977
6.020%	06/15/26		420	457,876
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
4.875%	11/01/43		632	458,199
Discovery Communications LLC,
Gtd. Notes
4.875%	04/01/43		685	620,509
eBay, Inc.,
Sr. Unsec’d. Notes
3.800%	03/09/22		937	975,109
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
4.375%	10/15/20(a)		2,750	2,898,940

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)
United States (cont’d.)
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
4.650%	06/01/21		1,002	$1,054,229
4.900%	02/01/24		621	645,235
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.150%	06/01/25		3,253	3,213,863
Enterprise Products Operating LLC,
Gtd. Notes
4.900%	05/15/46		1,332	1,363,395
FedEx Corp.,
Gtd. Notes
1.000%	01/11/23	EUR	4,845	5,214,482
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
5.000%	10/15/25		3	3,263
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.875%	08/02/21		3,869	4,310,132
General Electric Co.,
Jr. Sub. Notes
5.000%(c)	12/29/49		1,003	1,058,165
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.350%	11/15/21		1,843	1,805,003
5.750%	01/24/22		2,378	2,674,965
6.000%	06/15/20		1,624	1,797,667
Sr. Unsec’d. Notes, EMTN, RegS
1.625%	07/27/26	EUR	4,480	4,766,427
Sr. Unsec’d. Notes, GMTN
7.500%	02/15/19		507	556,412
Sub. Notes
5.150%	05/22/45		621	652,506
HCA, Inc.,
Sr. Sec’d. Notes
4.500%	02/15/27		353	353,000
5.250%	06/15/26		558	587,295
HCP, Inc.,
Sr. Unsec’d. Notes
5.375%	02/01/21		45	49,015
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.375%	07/15/21		483	489,847
Herc Rentals, Inc.,
Sec’d. Notes, 144A
7.750%	06/01/24(a)		600	640,500
Hertz Corp. (The),
Gtd. Notes
6.750%	04/15/19(a)		446	446,558
Gtd. Notes, 144A
5.500%	10/15/24(a)		1,720	1,494,249
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		2,929	2,876,896
Hill-Rom Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/01/23		277	287,041

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)
United States (cont’d.)
HP, Inc.,
Sr. Unsec’d. Notes
4.650%	12/09/21(a)		1,757	$1,882,450
HSBC Finance Corp.,
Sub. Notes
6.676%	01/15/21		1,192	1,347,446
Humana, Inc.,
Sr. Unsec’d. Notes
7.200%	06/15/18		835	887,122
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.500%	02/15/25		616	656,040
Sr. Sec’d. Notes, RegS
4.750%	02/15/23	EUR	1,320	1,519,074
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.782%(c)	02/01/28		5,550	5,602,370
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.000%	02/15/21		2,478	2,646,447
KLA-Tencor Corp.,
Sr. Unsec’d. Notes
4.650%	11/01/24		2,812	2,994,069
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22		139	139,630
3.600%	02/01/25		1,059	1,047,193
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	01/15/24		917	938,779
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	875	946,584
LifePoint Health, Inc.,
Gtd. Notes
5.875%	12/01/23(a)		1,866	1,921,980
Lincoln National Corp.,
Sr. Unsec’d. Notes
8.750%	07/01/19		156	178,071
LKQ Italia Bondco SpA,
Gtd. Notes, 144A
3.875%	04/01/24	EUR	400	449,730
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
8.875%	06/01/39		163	264,660
McKesson Corp.,
Sr. Unsec’d. Notes
1.500%	11/17/25	EUR	2,245	2,417,634
Micron Technology, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	09/15/23		1,517	1,693,351
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24		150	157,299
Morgan Stanley,
Sr. Unsec’d. Notes
3.875%	04/29/24		3,063	3,152,244
Sr. Unsec’d. Notes, GMTN
1.375%	10/27/26	EUR	5,870	6,106,984

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
United States (cont’d.)
Sr. Unsec’d. Notes, MTN
5.625%	09/23/19	2,546	$2,749,150
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.625%	11/15/43	1,116	1,149,076
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27	1,616	1,608,995
4.500%	07/15/23	1,560	1,622,431
Mylan NV,
Gtd. Notes
3.150%	06/15/21	2,424	2,432,913
3.950%	06/15/26	483	472,772
Nabors Industries, Inc.,
Gtd. Notes
6.150%	02/15/18	361	374,213
Gtd. Notes, 144A
5.500%	01/15/23	1,649	1,683,011
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
9.375%	08/15/39	939	1,504,738
Navient Corp.,
Sr. Unsec’d. Notes
6.625%	07/26/21	2,490	2,577,150
Noble Energy, Inc.,
Sr. Unsec’d. Notes
8.250%	03/01/19	115	127,925
Novelis Corp.,
Gtd. Notes, 144A
6.250%	08/15/24	1,096	1,142,580
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22	3,193	3,239,912
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	2,188	2,117,914
Reynolds American, Inc.,
Gtd. Notes
4.450%	06/12/25	2,478	2,608,363
5.850%	08/15/45	1,002	1,176,754
S&P Global, Inc.,
Gtd. Notes
4.400%	02/15/26	2,405	2,552,451
Seagate HDD Cayman,
Gtd. Notes
4.750%	06/01/23	170	170,850
4.750%	01/01/25	805	788,397
Gtd. Notes, 144A
4.875%	03/01/24	820	805,689
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Asset Backed, 144A
3.360%	03/20/23	2,397	2,391,008
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.875%	08/15/26	310	312,713
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20	533	568,967

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)
United States (cont’d.)
Time Warner, Inc.,
Gtd. Notes
3.550%	06/01/24		1,383	$1,385,221
3.600%	07/15/25		3,196	3,160,077
Total System Services, Inc.,
Sr. Unsec’d. Notes
3.750%	06/01/23		2,653	2,662,506
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25		1,190	1,218,922
Transocean, Inc.,
Gtd. Notes, 144A
9.000%	07/15/23(a)		1,605	1,713,338
Tyson Foods, Inc.,
Gtd. Notes
2.650%	08/15/19		495	500,447
Uniti Group, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
6.000%	04/15/23		376	390,100
US Bancorp,
Jr. Sub. Notes
5.300%(c)			1,761	1,794,019
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
4.500%	05/15/23	EUR	1,070	838,987
5.875%	05/15/23		918	712,598
6.125%	04/15/25		566	435,820
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	08/15/26(a)		4,707	4,298,164
3.500%	11/01/24		3,647	3,616,351
4.272%	01/15/36		247	228,724
Wells Fargo & Co.,
Sr. Unsec’d. Notes, EMTN, RegS
2.625%	08/16/22	EUR	315	370,968
Western Digital Corp.,
Sr. Sec’d. Notes, 144A
7.375%	04/01/23		2,265	2,483,006
Williams Partners LP,
Sr. Unsec’d. Notes
3.900%	01/15/25		1,192	1,190,411
4.125%	11/15/20		275	287,573
4.500%	11/15/23		368	385,171
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes
4.250%	03/01/22		123	128,057

				206,292,231

TOTAL CORPORATE BONDS (cost $406,740,074)				408,416,628

FOREIGN GOVERNMENT BONDS — 42.8%
Argentine Bonos del Tesoro (Argentina),
Bonds
15.500%	10/17/26	ARS	115,108	7,784,328
16.000%	10/17/23	ARS	123,211	8,273,658
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes, 144A
5.625%	01/26/22		2,369	2,425,855

Interest Rate	Maturity Date	Principal Amount (000)#		Value

FOREIGN GOVERNMENT BONDS (Continued)
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, RegS
4.250%	04/21/26	AUD	14,067	$12,122,865
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes, RegS
7.000%	10/12/28		2,420	2,525,488
Brazil Notas do Tesouro Nacional (Brazil),
Notes
6.000%	08/15/50	BRL	7,678	8,210,488
10.000%	01/01/21	BRL	76,795	24,659,309
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.875%	01/22/21		999	1,052,696
Bundesrepublik Deutschland (Germany),
Bonds, RegS
0.253%(s)	08/15/26	EUR	1,615	1,681,511
0.500%	02/15/26	EUR	6,995	7,684,375
1.000%	08/15/25	EUR	12,337	14,176,310
2.500%	01/04/21	EUR	799	952,206
2.500%	07/04/44	EUR	4,420	6,291,661
2.500%	08/15/46	EUR	4,697	6,747,289
5.500%	01/04/31	EUR	4,268	7,533,062
6.250%	01/04/30	EUR	5,270	9,627,799
Caisse Francaise de Financement Local (France),
Covered Bonds, EMTN
3.625%	02/26/18	EUR	360	397,794
Canada Housing Trust No. 1 (Canada),
Gov’t. Gtd. Notes, 144A
1.900%	09/15/26	CAD	10,760	7,911,191
2.250%	12/15/25	CAD	7,450	5,678,885
2.550%	03/15/25	CAD	6,430	5,039,803
3.350%	12/15/20	CAD	42,180	34,050,712
3.800%	06/15/21	CAD	56,790	46,845,932
Canadian Government Bond (Canada),
Bonds
2.750%	12/01/48	CAD	3,777	3,114,246
Colombian TES (Colombia),
Bonds
7.000%	05/04/22	COP	19,202,700	6,901,565
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.950%	01/25/27		2,215	2,262,069
Sr. Unsec’d. Notes, RegS
7.500%	05/06/21		1,790	1,977,949
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A
7.500%	01/31/27		2,525	2,680,161
French Republic Government Bond OAT (France),
Bonds, RegS
2.500%	05/25/30	EUR	2,245	2,744,620
3.250%	05/25/45	EUR	920	1,250,251
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
1.250%	12/01/26	EUR	17,510	17,261,560
1.350%	04/15/22	EUR	19,100	20,652,931
5.500%	11/01/22	EUR	17,210	22,522,411
Unsec’d. Notes, RegS, 144A
2.700%	03/01/47	EUR	7,439	7,103,865

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

FOREIGN GOVERNMENT BONDS (Continued)
Sr. Unsec’d. Notes
3.750%	05/01/21	EUR	19,285	$23,125,027
Japan Government Ten Year Bond (Japan),
Sr. Unsec’d. Notes
0.100%	03/20/26	JPY	3,101,150	28,020,658
Japan Government Twenty Year Bond (Japan),
Sr. Unsec’d. Notes
0.500%	09/20/36	JPY	4,002,450	35,150,233
1.400%	09/20/34	JPY	2,366,050	24,452,159
Japanese Government CPI Linked Bond (Japan),
Sr. Unsec’d. Notes
0.100%	03/10/26	JPY	4,455,065	42,071,267
Kingdom of Belgium Government Bond (Belgium),
Unsec’d. Notes, RegS, 144A
0.800%	06/22/25	EUR	7,360	8,034,608
Mexican Bonos (Mexico),
Bonds
6.500%	06/10/21	MXN	311,402	16,423,982
8.000%	06/11/20	MXN	694,581	38,309,033
10.000%	12/05/24	MXN	75,312	4,731,987
Sr. Unsec’d. Notes
7.750%	11/13/42	MXN	47,659	2,633,429
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes, RegS
5.500%	04/15/23	NZD	26,152	21,061,349
Poland Government Bond (Poland),
Bonds
2.500%	07/25/27	PLN	74,725	17,229,881
5.750%	10/25/21	PLN	7,065	2,009,028
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.400%	06/02/26	CAD	340	255,944
Unsec’d. Notes
2.600%	06/02/25	CAD	789	608,174
Province of Quebec (Canada),
Unsec’d. Notes
2.750%	09/01/25	CAD	1,243	968,715
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
5.750%	06/15/19		1,961	2,026,105
Sr. Unsec’d. Notes, RegS
9.125%	03/16/24		417	462,349
Provincia de Cordoba (Argentina),
Sr. Unsec’d. Notes, 144A
7.125%	06/10/21		780	808,384
Republic of Angola Via Northern Lights III BV (Angola),
Sr. Sec’d. Notes, RegS
7.000%	08/17/19		1,684	1,735,041
Russian Federal Bond (Russia),
Bonds
6.400%	05/27/20	RUB	585,168	9,929,998
South Africa Government Bond (South Africa),
Bonds
8.750%	02/28/48	ZAR	142,227	9,588,694
10.500%	12/21/26	ZAR	108,398	8,933,590
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, RegS, 144A
2.900%	10/31/46	EUR	776	826,612
4.700%	07/30/41	EUR	698	1,008,159
4.850%	10/31/20	EUR	3,875	4,840,588

Interest Rate	Maturity Date	Principal Amount (000)#		Value

FOREIGN GOVERNMENT BONDS (Continued)
Unsec’d. Notes, RegS, 144A
1.300%	10/31/26	EUR	16,097	$16,794,437
Sweden Government Bond (Sweden),
Bonds Bonds
3.500%	06/01/22	SEK	61,180	8,078,793
Turkey Government Bond (Turkey),
Bonds
10.600%	02/11/26	TRY	7,281	1,989,320
11.000%	02/24/27	TRY	22,318	6,260,402
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.875%	10/09/26		3,320	3,194,889
6.000%	03/25/27		3,366	3,496,433
United Kingdom Gilt (United Kingdom),
Bonds, RegS
1.500%	07/22/26	GBP	14,412	18,759,345
1.750%	09/07/22	GBP	2,955	3,946,997
2.000%	09/07/25	GBP	3,455	4,707,466
2.250%	09/07/23	GBP	11,320	15,611,856
2.500%	07/22/65	GBP	4,258	7,011,331
4.250%	06/07/32	GBP	1,440	2,481,365
4.250%	12/07/40	GBP	1,814	3,378,156
4.500%	12/07/42	GBP	1,599	3,144,798
4.750%	12/07/30	GBP	7,395	13,179,824
Unsec’d. Notes, RegS
3.250%	01/22/44	GBP	1,876	3,088,566

TOTAL FOREIGN GOVERNMENT BONDS (cost $738,684,098)				730,513,817

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.4%
Alternative Loan Trust,
Series 2005-64CB, Class 1A15
5.500%	12/25/35		1,149	1,092,432
Series 2006-11CB, Class 1A1
6.000%	05/25/36		1,304	1,034,355
Series 2006-25CB, Class A2
6.000%	10/25/36		1,166	1,014,424
Bellemeade Re II Ltd. (Bermuda),
Series 2016-1A, Class M2A, 144A(g)
5.482%(c)	04/25/26		2,947	2,954,998
Series 2016-1A, Class M2B, 144A(g)
7.482%(c)	04/25/26		6,032	6,099,133
Fannie Mae Connecticut Avenue Securities,
Series 2014-C02, Class 1M1
1.932%(c)	05/25/24		462	464,003
Series 2015-C03, Class 1M1
2.482%(c)	07/25/25		27	27,263
Series 2015-C03, Class 1M2
5.982%(c)	07/25/25		1,607	1,767,615
Series 2015-C03, Class 2M1
2.482%(c)	07/25/25		62	62,304
Series 2015-C03, Class 2M2
5.982%(c)	07/25/25		1,000	1,094,469
Series 2015-C04, Class 2M1
2.682%(c)	04/25/28		1,954	1,959,546
Series 2015-C04, Class 2M2
6.532%(c)	04/25/28		2,400	2,671,347

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2016-C01, Class 1M2
7.732%(c)	08/25/28	2,892	$3,425,397
Series 2016-C01, Class 2M2
7.932%(c)	08/25/28	818	964,010
Series 2016-C02, Class 1M2
6.982%(c)	09/25/28	2,647	3,020,569
Series 2016-C03, Class 1M2
6.282%(c)	10/25/28	432	483,562
Series 2016-C03, Class 2M2
6.882%(c)	10/25/28	2,731	3,108,638
Series 2016-C04, Class 1M2
5.232%(c)	01/25/29	1,227	1,302,559
Series 2016-C05, Class 2M2
5.432%(c)	01/25/29	3,299	3,524,921
Series 2016-C07, Class 2M2
5.332%(c)	04/25/29	1,043	1,102,031
Series 2017-C02, Class 2M2
4.627%(c)	09/25/29	1,284	1,292,728
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-HQ2, Class M1
2.432%(c)	09/25/24	296	297,427
Series 2015-DN1, Class M3
5.132%(c)	01/25/25	2,965	3,161,893
Series 2015-DNA2, Class M2
3.582%(c)	12/25/27	1,357	1,390,247
Series 2015-DNA3, Class M3
5.682%(c)	04/25/28	684	754,254
Series 2015-HQ1, Class M2
3.182%(c)	03/25/25	1,725	1,748,844
Series 2015-HQA1, Class M2
3.632%(c)	03/25/28	2,091	2,142,611
Series 2015-HQA2, Class M2
3.782%(c)	05/25/28	2,635	2,716,128
Series 2015-HQA2, Class M3
5.782%(c)	05/25/28	498	549,244
Series 2016-DNA1, Class M2
3.882%(c)	07/25/28	1,141	1,188,750
Series 2016-DNA2, Class M3
5.632%(c)	10/25/28	1,114	1,207,530
Series 2016-DNA3, Class M2
2.982%(c)	12/25/28	713	727,755
Series 2016-DNA4, Class M2
2.282%(c)	03/25/29	634	635,876
Series 2016-HQA1, Class M3
7.332%(c)	09/25/28	1,182	1,401,284
JPMorgan Madison Avenue Securities Trust Series,
Series 2014-CH1, Class M2, 144A(g)
5.232%(c)	11/25/24	1,212	1,253,322
Series 2015-CH1, Class M1, 144A(g)
2.982%(c)	10/25/25	793	786,923

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $55,519,840)			58,428,392

U.S. GOVERNMENT AGENCY OBLIGATION — 1.1%
Federal National Mortgage Assoc.
4.000%	TBA(t)	18,258	19,150,929

(cost $19,056,184)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS — 25.0%
U.S. Treasury Bonds
3.000%	11/15/45	19,159	$19,040,751
5.375%	02/15/31	12,982	17,334,514
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/19	31,398	33,011,071
0.125%	04/15/20	8,195	8,623,102
0.250%	01/15/25	25,205	25,617,371
0.375%	07/15/25	16,422	16,856,311
U.S. Treasury Notes
1.125%	12/31/19	70,899	70,289,694
1.125%	07/31/21	22,075	21,409,306
1.250%	03/31/21	13,825	13,539,859
1.375%	03/31/20	24,898	24,790,042
1.375%	04/30/20	64,439	64,099,213
1.625%	05/15/26	19,950	18,713,260
2.000%	08/31/21	7,077	7,116,256
2.000%	02/15/23	17,684	17,592,821
2.000%	11/15/26	7,820	7,554,245
2.250%	02/15/27	9,705	9,581,038
2.375%	08/15/24	6,545	6,597,412
2.500%	05/15/24	36,567	37,222,646
2.625%	08/15/20	7,090	7,317,929

TOTAL U.S. TREASURY OBLIGATIONS
(cost $429,095,968)			426,306,841

		Shares
PREFERRED STOCK — 0.1%
United States
Citigroup Capital XIII, 7.409% (cost $1,358,674)		53,000	1,412,449

TOTAL LONG-TERM INVESTMENTS (cost $1,711,909,004)			1,705,186,254

SHORT-TERM INVESTMENTS — 2.6%

AFFILIATED MUTUAL FUNDS — 2.4%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)		26,749,621	26,749,621
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $14,237,528; includes $14,224,360 of cash collateral for securities on loan)(b)(w)		14,234,535	14,237,382

TOTAL AFFILIATED MUTUAL FUNDS (cost $40,987,149)			40,987,003

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* — 0.2%
Call Options — 0.2%
Currency Option Mexican Peso vs United States Dollar,
expiring 04/20/17, Strike Price 18.45	Morgan Stanley	MXN350,366	78,647

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED* (Continued)
Call Options (cont’d.)
expiring 04/20/17, Strike Price 19.00	Deutsche Bank AG	MXN 240,540	$227,084
expiring 04/25/17, Strike Price 19.52	Deutsche Bank AG	MXN 164,182	355,180
expiring 04/20/17, Strike Price 20.40	Goldman Sachs & Co.	MXN 172,176	785,071
expiring 04/25/17, Strike Price 20.63	JPMorgan Chase	MXN 173,459	897,355
Currency Option Russian Ruble vs United States Dollar,
expiring 06/19/17, Strike Price 57.20	Credit Suisse First Boston Corp.	RUB 240,240	98,372
expiring 06/19/17, Strike Price 57.20	Deutsche Bank AG	RUB 240,240	98,372
Currency Option Turkish Lira vs Euro,
expiring 04/12/17, Strike Price 3.65	Citigroup Global Markets	TRY 22,119	1
Currency Option Turkish Lira vs United States Dollar,
expiring 06/15/17, Strike Price 3.70	JPMorgan Chase	TRY 15,443	109,416
expiring 04/27/17, Strike Price 3.73	Citigroup Global Markets	TRY 31,303	237,929

			2,887,427

Put Options — 0.0%
Currency Option Turkish Lira vs Euro,
expiring 04/12/17, Strike Price 4.11	Goldman Sachs & Co.	TRY 24,907	1,837

TOTAL OPTIONS PURCHASED (cost $1,249,153)			2,889,264

TOTAL SHORT-TERM INVESTMENTS (cost $42,236,302)			43,876,267

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 102.4% (cost $1,754,145,306)			1,749,062,521

OPTIONS WRITTEN* — (0.2)%
Call Options — (0.2)%
Currency Option Australian Dollar vs Euro,
expiring 04/25/17, Strike Price 1.39	Citigroup Global Markets	AUD 21,675	(55,487)
Currency Option British Pound vs Euro,
expiring 04/18/17, Strike Price 0.86	Deutsche Bank AG	GBP 6,766	(79,744)
expiring 05/22/17, Strike Price 0.85	Goldman Sachs & Co.	GBP 6,554	(80,522)
Currency Option Japanese Yen vs Australian Dollar,
expiring 04/26/17, Strike Price 81.98	Goldman Sachs & Co.	JPY 3,616,958	(70,206)
Currency Option Japanese Yen vs Canadian Dollar,
expiring 09/17/17, Strike Price 76.00	Goldman Sachs & Co.	JPY 1,708,480	(105,312)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
Currency Option Japanese Yen vs Euro,
expiring 05/18/17, Strike Price 115.00	Citigroup Global Markets	JPY1,794,000	$(110,791)
Currency Option Mexican Peso vs United States Dollar,
expiring 04/20/17, Strike Price 19.00	Morgan Stanley	MXN240,540	(227,084)
expiring 04/20/17, Strike Price 20.40	Deutsche Bank AG	MXN172,176	(785,071)
expiring 04/25/17, Strike Price 20.63	Deutsche Bank AG	MXN173,459	(897,355)
Currency Option Norwegian Krone vs Euro,
expiring 04/06/17, Strike Price 8.86	JPMorgan Chase	NOK 35,440	(1)
Currency Option Swiss Franc vs Euro,
expiring 05/04/17, Strike Price 1.04	Goldman Sachs & Co.	CHF 8,111	(11,999)
expiring 05/05/17, Strike Price 1.04	Bank of America	CHF 8,112	(10,630)
Currency Option Turkish Lira vs United States Dollar,
expiring 05/12/17, Strike Price 3.60	Credit Suisse First Boston Corp.	TRY 15,120	(44,887)
Interest Rate Swap Options,
Pay a fixed rate of 1.00% and receive a floating rate based on 6 Month LIBOR, expiring 04/03/17	Goldman Sachs & Co.	GBP 4,930	(7,947)
Pay a fixed rate of 1.01% and receive a floating rate based on 6 Month LIBOR, expiring 04/03/17	Barclays Capital Group	GBP 4,930	(10,222)
Pay a fixed rate of 1.02% and receive a floating rate based on 6 Month LIBOR, expiring 04/06/17	Goldman Sachs & Co.	GBP 4,980	(15,853)
Pay a fixed rate of 1.01% and receive a floating rate based on 6 Month LIBOR, expiring 04/07/17	Goldman Sachs & Co.	GBP 4,980	(13,121)
Pay a fixed rate of 1.06% and receive a floating rate based on 6 Month LIBOR, expiring 04/10/17	Goldman Sachs & Co.	GBP 4,980	(29,720)
Pay a fixed rate of 1.07% and receive a floating rate based on 6 Month LIBOR, expiring 04/10/17	Barclays Capital Group	GBP 4,980	(34,287)
Pay a fixed rate of 0.91% and receive a floating rate based on 6 Month LIBOR, expiring 04/18/17	JPMorgan Chase	GBP 6,840	(32,043)

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
Pay a fixed rate of 0.93%and receive a floating rate based on 6 Month LIBOR, expiring 04/18/17	Morgan Stanley	GBP 6,840	$(35,393)
Pay a fixed rate of 1.07%and receive a floating rate based on 6 Month LIBOR, expiring 04/18/17	Goldman Sachs & Co.	GBP 5,000	(36,544)
Pay a fixed rate of 0.94%and receive a floating rate based on 6 Month LIBOR, expiring 04/20/17	Goldman Sachs & Co.	GBP 6,840	(41,114)
Pay a fixed rate of 0.95%and receive a floating rate based on 6 Month LIBOR, expiring 04/21/17	Goldman Sachs & Co.	GBP 6,840	(45,655)
Pay a fixed rate of 0.92%and receive a floating rate based on 6 Month LIBOR, expiring 04/24/17	Morgan Stanley	GBP 6,840	(35,645)
Pay a fixed rate of 0.93%and receive a floating rate based on 6 Month LIBOR, expiring 04/24/17	Morgan Stanley	GBP 6,840	(38,628)
Pay a fixed rate of 0.92%and receive a floating rate based on 6 Month LIBOR, expiring 04/27/17	Citigroup Global Markets	GBP 6,740	(35,133)
Pay a fixed rate of 0.87%and receive a floating rate based on 6 Month LIBOR, expiring 04/28/17	JPMorgan Chase	GBP 6,740	(23,573)
Pay a fixed rate of 0.91%and receive a floating rate based on 6 Month LIBOR, expiring 04/28/17	Citigroup Global Markets	GBP 6,740	(32,400)
Pay a fixed rate of 0.93%and receive a floating rate based on 6 Month LIBOR, expiring 04/28/17	Goldman Sachs & Co.	GBP 6,740	(37,665)

			(2,984,032)

Put Options — 0.0%
Currency Option Australian Dollar vs United States Dollar,
expiring 04/12/17, Strike Price 0.74	Goldman Sachs & Co.	AUD 11,125	(1,458)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Currency Option Canadian Dollar vs Australian Dollar,
expiring 04/26/17, Strike Price 1.03	Deutsche Bank AG	CAD 5,679	(7,025)
expiring 04/26/17, Strike Price 1.03	JPMorgan Chase	CAD 11,352	(14,697)
Currency Option Chilean Peso vs United States Dollar,
expiring 04/12/17, Strike Price 677.50	Citigroup Global Markets	CLP 2,845,500	(4,085)
Currency Option Chinese Renminbi vs United States Dollar,
expiring 04/12/17, Strike Price 7.14	JPMorgan Chase	CNH 46,410	(54)
expiring 05/11/17, Strike Price 7.10	JPMorgan Chase	CNH 238,610	(14,498)
expiring 06/13/17, Strike Price 7.08	JPMorgan Chase	CNH 59,312	(14,815)
Currency Option Mexican Peso vs United States Dollar,
expiring 04/20/17, Strike Price 23.50	Goldman Sachs & Co.	MXN 198,340	(182)
expiring 04/25/17, Strike Price 22.88	JPMorgan Chase	MXN 192,439	(17)
Currency Option New Taiwanese Dollar vs United States Dollar,
expiring 04/05/17, Strike Price 31.42	JPMorgan Chase	TWD 132,750	(2)
Currency Option New Zealand Dollar vs Australian Dollar,
expiring 04/20/17, Strike Price 1.10	JPMorgan Chase	NZD 5,995	(10,012)
expiring 09/14/17, Strike Price 1.15	JPMorgan Chase	NZD 12,650	(27,532)
Currency Option Norwegian Krone vs Euro,
expiring 05/04/17,Strike Price 9.10	Bank of America	NOK 70,525	(101,902)
Currency Option Russian Ruble vs United States Dollar,
expiring 06/19/17, Strike Price 62.20	Credit Suisse First Boston Corp.	RUB 261,240	(26,260)
expiring 06/19/17, Strike Price 62.20	Deutsche Bank AG	RUB 261,240	(26,260)
Currency Option South African Rand vs United States Dollar,
expiring 05/02/17, Strike Price 13.51	Goldman Sachs & Co.	ZAR 56,721	(97,689)
Currency Option Turkish Lira vs Euro,
expiring 04/12/17,Strike Price 4.11	Citigroup Global Markets	TRY 24,907	(1,837)
expiring 04/12/17, Strike Price 4.50	Goldman Sachs & Co.	TRY 27,285	(13)
Currency Option Turkish Lira vs United States Dollar,
expiring 04/27/17, Strike Price 4.16	Citigroup Global Markets	TRY 34,944	(3,296)

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
expiring 06/15/17, Strike Price 4.05	JPMorgan Chase	TRY 16,909	$(30,871)
expiring 09/21/17, Strike Price 4.10	JPMorgan Chase	TRY 17,220	(92,651)
expiring 12/20/17, Strike Price 4.30	JPMorgan Chase	TRY 18,060	(118,456)
Interest Rate Swap Options,
Receive a fixed rate of 2.12% and pay a floating rate based on 3 Month LIBOR, expiring 04/03/17	Barclays Capital Group	8,740	(1,329)
Receive a fixed rate of 2.15% and pay a floating rate based on 3 Month LIBOR, expiring 04/03/17	Citigroup Global Markets	8,740	(397)
Receive a fixed rate of 2.15% and pay a floating rate based on 3 Month LIBOR, expiring 04/06/17	Goldman Sachs & Co.	8,770	(1,961)
Receive a fixed rate of 2.16% and pay a floating rate based on 3 Month LIBOR, expiring 04/07/17	JPMorgan Chase	8,770	(2,013)
Receive a fixed rate of 2.24% and pay a floating rate based on 3 Month LIBOR, expiring 04/10/17	Citigroup Global Markets	8,770	(730)
Receive a fixed rate of 2.24% and pay a floating rate based on 3 Month LIBOR, expiring 04/10/17	Goldman Sachs & Co.	8,770	(730)
Receive a fixed rate of 0.28% and pay a floating rate based on 6 Month Euribor, expiring 04/18/17	Barclays Capital Group	EUR 7,850	(3,478)
Receive a fixed rate of 0.28% and pay a floating rate based on 6 Month Euribor, expiring 04/18/17	Citigroup Global Markets	EUR 7,850	(3,371)
Receive a fixed rate of 0.29% and pay a floating rate based on 6 Month Euribor, expiring 04/18/17	Goldman Sachs & Co.	EUR 7,850	(3,141)
Receive a fixed rate of 0.30% and pay a floating rate based on 6 Month Euribor, expiring 04/20/17	Goldman Sachs & Co.	EUR 7,850	(2,881)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 0.31% and pay a floating rate based on 6 Month Euribor, expiring 04/21/17	Goldman Sachs & Co.	EUR 7,850	$(2,745)
Receive a fixed rate of 0.29% and pay a floating rate based on 6 Month Euribor, expiring 04/24/17	Barclays Capital Group	EUR 7,850	(4,870)
Receive a fixed rate of 0.29% and pay a floating rate based on 6 Month Euribor, expiring 04/24/17	JPMorgan Chase	EUR 7,850	(4,870)
Receive a fixed rate of 0.28% and pay a floating rate based on 6 Month Euribor,expiring 04/27/17	Morgan Stanley	EUR7,690	(6,270)
Receive a fixed rate of 0.23% and pay a floating rate based on 6 Month Euribor, expiring 04/28/17	JPMorgan Chase	EUR 7,690	(12,576)
Receive a fixed rate of 0.25% and pay a floating rate based on 6 Month Euribor, expiring 04/28/17	Citigroup Global Markets	EUR 7,690	(9,446)
Receive a fixed rate of 0.45% and pay a floating rate based on 6 Month Euribor,expiring 04/28/17	Morgan Stanley	EUR 5,590	(20,005)

			(674,425)

TOTAL OPTIONS WRITTEN (premiums received $4,166,719)			(3,658,457)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 102.2% (cost $1,749,978,587)			1,745,404,064
Liabilities in excess of other assets(z) — (2.2)%			(37,748,654)

NET ASSETS — 100.0%			$1,707,655,410

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,852,475; cash collateral of $14,224,360 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $12,409,339 is approximately 0.7% of net assets.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(t)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $18,258,000 is approximately 1.1% of net assets.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
163	5 Year U.S. Treasury Notes	Jun. 2017	$ 19,160,141	$ 19,189,430	$ 29,289
70	10 Year Euro-Bund	Jun. 2017	12,066,206	12,054,236	(11,970)
20	10 Year Japanese Bonds	Jun. 2017	26,984,640	26,997,215	12,575
57	10 Year U.S. Treasury Notes	Jun. 2017	7,065,328	7,100,063	34,735

					64,629

Short Positions:
54	10 Year Canadian Government Bonds	Jun. 2017	5,534,647	5,576,027	(41,380)
2	30 Year Euro Buxl	Jun. 2017	356,824	359,641	(2,817)
95	Euro-OAT	Jun. 2017	14,867,269	14,901,961	(34,692)

					(78,889)

					$(14,260)

Cash and foreign currency of $683,239 has been segregated with Morgan Stanley to cover requirements for open futures contracts at March 31, 2017.

Forward foreign currency exchange contracts outstanding at March 31, 2017:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/06/17	JPMorgan Chase	AUD	5,901	$ 4,510,928	$ 4,508,292	$ (2,636)
Brazilian Real,
Expiring 04/04/17	Deutsche Bank AG	BRL	105,576	33,708,742	33,693,036	(15,706)
Expiring 04/04/17	Goldman Sachs & Co.	BRL	50,780	15,866,786	16,205,747	338,961
Expiring 04/04/17	Goldman Sachs & Co.	BRL	8,800	2,777,568	2,808,540	30,972
Expiring 04/04/17	Standard Chartered PLC	BRL	147,555	46,570,949	47,090,243	519,294
British Pound,
Expiring 05/18/17	JPMorgan Chase	GBP	38,692	47,587,662	48,532,431	944,769
Canadian Dollar,
Expiring 04/07/17	Credit Suisse First Boston Corp.	CAD	66,218	50,596,297	49,798,946	(797,351)
Chinese Renminbi,
Expiring 04/18/17	Nomura Securities Co.	CNH	7,909	1,137,500	1,149,128	11,628
Euro,
Expiring 04/12/17	BNP Paribas	EUR	3,774	4,081,714	4,028,711	(53,003)
Expiring 04/12/17	Citigroup Global Markets	EUR	1,521	1,620,321	1,623,563	3,242
Expiring 04/12/17	Goldman Sachs & Co.	EUR	6,921	7,478,677	7,387,437	(91,240)
Expiring 04/12/17	Goldman Sachs & Co.	EUR	2,440	2,618,442	2,604,211	(14,231)
Expiring 04/12/17	Goldman Sachs & Co.	EUR	2,118	2,282,789	2,260,545	(22,244)
Expiring 04/12/17	Hong Kong & Shanghai Bank	EUR	873	917,469	931,242	13,773
Expiring 04/12/17	Morgan Stanley	EUR	1,355	1,437,660	1,445,742	8,082
Expiring 04/12/17	Standard Chartered PLC	EUR	9,158	9,708,508	9,775,165	66,657
Expiring 04/12/17	Standard Chartered PLC	EUR	3,716	4,016,327	3,965,925	(50,402)
Indian Rupee,
Expiring 04/11/17	Barclays Capital Group	INR	1,082,727	16,575,736	16,648,397	72,661
Expiring 04/11/17	JPMorgan Chase	INR	564,030	8,440,275	8,672,723	232,448

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Indonesian Rupiah,
Expiring 05/19/17	Goldman Sachs & Co.	IDR	87,230,480	$ 6,495,196	$ 6,510,207	$ 15,011
Mexican Peso,
Expiring 04/24/17	Goldman Sachs & Co.	MXN	49,803	2,363,200	2,650,246	287,046
Expiring 04/27/17	Credit Suisse First Boston Corp.	MXN	89,842	4,162,950	4,778,661	615,711
Turkish Lira,
Expiring 04/11/17	Credit Suisse First Boston Corp.	TRY	29,531	7,942,011	8,099,715	157,704
Expiring 04/28/17	Credit Suisse First Boston Corp.	TRY	16,798	4,317,600	4,585,093	267,493
Expiring 06/16/17	Credit Suisse First Boston Corp.	TRY	8,943	2,338,000	2,406,156	68,156
Expiring 12/21/17	Credit Suisse First Boston Corp.	TRY	3,114	798,000	795,512	(2,488)

				$290,351,307	$292,955,614	2,604,307

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/06/17	Citigroup Global Markets	AUD	3,367	$ 2,536,238	$ 2,572,043	$ (35,805)
Expiring 04/06/17	JPMorgan Chase	AUD	47,666	35,897,238	36,413,198	(515,960)
Expiring 04/06/17	JPMorgan Chase	AUD	9,763	7,338,904	7,458,064	(119,160)
Expiring 04/06/17	Royal Bank of Scotland	AUD	10,044	7,596,513	7,672,466	(75,953)
Brazilian Real,
Expiring 04/04/17	Deutsche Bank AG	BRL	105,576	33,321,480	33,693,035	(371,555)
Expiring 04/04/17	Goldman Sachs & Co.	BRL	50,780	16,027,037	16,205,748	(178,711)
Expiring 04/04/17	Goldman Sachs & Co.	BRL	8,800	2,813,262	2,808,539	4,723
Expiring 04/04/17	Standard Chartered PLC	BRL	147,555	45,446,407	47,090,243	(1,643,836)
Expiring 05/03/17	Deutsche Bank AG	BRL	105,576	33,510,801	33,469,635	41,166
British Pound,
Expiring 05/18/17	BNP Paribas	GBP	100,839	123,133,958	126,483,517	(3,349,559)
Expiring 05/18/17	BNP Paribas	GBP	6,822	8,508,136	8,557,227	(49,091)
Canadian Dollar,
Expiring 04/07/17	Goldman Sachs & Co.	CAD	206,593	158,099,211	155,366,537	2,732,674
Expiring 04/07/17	Hong Kong & Shanghai Bank	CAD	4,059	3,089,391	3,052,790	36,601
Chinese Renminbi,
Expiring 04/18/17	JPMorgan Chase	CNH	7,909	1,137,500	1,149,128	(11,628)
Expiring 04/27/17	Bank of New York Mellon	CNH	91,143	13,240,036	13,233,020	7,016
Expiring 04/27/17	Bank of New York Mellon	CNH	24,468	3,539,470	3,552,538	(13,068)
Expiring 05/15/17	JPMorgan Chase	CNH	37,947	5,478,446	5,501,798	(23,352)
Expiring 05/15/17	Standard Chartered PLC	CNH	191,473	27,642,639	27,761,350	(118,711)
Euro,
Expiring 04/12/17	Bank of New York Mellon	EUR	1,844	1,978,540	1,968,478	10,062
Expiring 04/12/17	Bank of New York Mellon	EUR	1,339	1,434,847	1,429,605	5,242
Expiring 04/12/17	Bank of New York Mellon	EUR	806	869,430	859,790	9,640
Expiring 04/12/17	Bank of New York Mellon	EUR	805	863,098	859,360	3,738
Expiring 04/12/17	Bank of New York Mellon	EUR	699	757,799	746,240	11,559
Expiring 04/12/17	Bank of New York Mellon	EUR	538	568,241	573,667	(5,426)
Expiring 04/12/17	Bank of New York Mellon	EUR	493	523,489	525,714	(2,225)
Expiring 04/12/17	Bank of New York Mellon	EUR	473	499,656	504,361	(4,705)
Expiring 04/12/17	Bank of New York Mellon	EUR	454	483,229	484,922	(1,693)
Expiring 04/12/17	Bank of New York Mellon	EUR	393	416,145	419,191	(3,046)
Expiring 04/12/17	Citigroup Global Markets	EUR	219,522	236,721,362	234,312,356	2,409,006
Expiring 04/12/17	Citigroup Global Markets	EUR	1,321	1,424,384	1,410,264	14,120
Expiring 04/12/17	Goldman Sachs & Co.	EUR	4,420	4,744,633	4,717,615	27,018
Expiring 04/12/17	Goldman Sachs & Co.	EUR	758	810,035	809,237	798
Expiring 04/12/17	JPMorgan Chase	EUR	3,266	3,517,718	3,486,009	31,709
Expiring 04/12/17	Morgan Stanley	EUR	60,599	64,864,089	64,681,434	182,655
Expiring 04/12/17	Standard Chartered PLC	EUR	3,025	3,257,067	3,228,823	28,244

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Indonesian Rupiah,
Expiring 05/19/17	JPMorgan Chase	IDR	86,491,665	$ 6,415,011	$ 6,455,068	$ (40,057)
Japanese Yen,
Expiring 05/11/17	BNP Paribas	JPY	18,388,625	160,575,500	165,436,790	(4,861,290)
Mexican Peso,
Expiring 04/24/17	BNP Paribas	MXN	125,080	6,021,856	6,656,050	(634,194)
Expiring 04/24/17	Goldman Sachs & Co.	MXN	94,276	4,238,366	5,016,861	(778,495)
Expiring 04/24/17	JPMorgan Chase	MXN	49,803	2,363,200	2,650,242	(287,042)
Expiring 04/26/17	JPMorgan Chase	MXN	781,418	37,862,539	41,570,007	(3,707,468)
Expiring 04/27/17	JPMorgan Chase	MXN	89,842	4,162,950	4,778,661	(615,711)
New Zealand Dollar,
Expiring 04/06/17	Bank of America	NZD	12,147	8,522,106	8,513,678	8,428
Expiring 04/06/17	Bank of New York Mellon	NZD	849	607,337	595,355	11,982
Expiring 04/06/17	Bank of New York Mellon	NZD	812	582,728	569,055	13,673
Expiring 04/06/17	Citigroup Global Markets	NZD	2,944	2,112,401	2,063,730	48,671
Expiring 04/06/17	Goldman Sachs & Co.	NZD	4,656	3,342,206	3,263,671	78,535
Expiring 04/06/17	JPMorgan Chase	NZD	9,811	7,166,667	6,876,629	290,038
Expiring 04/06/17	JPMorgan Chase	NZD	9,358	6,693,157	6,558,681	134,476
Expiring 04/06/17	Royal Bank of Scotland	NZD	1,840	1,323,548	1,289,605	33,943
Norwegian Krone,
Expiring 05/11/17	Credit Suisse First Boston Corp.	NOK	35,890	4,175,541	4,181,788	(6,247)
Polish Zloty,
Expiring 05/11/17	JPMorgan Chase	PLN	75,637	18,574,013	19,064,552	(490,539)
Russian Ruble,
Expiring 04/28/17	Citigroup Global Markets	RUB	267,422	4,524,909	4,720,338	(195,429)
Expiring 04/28/17	Citigroup Global Markets	RUB	49,726	834,460	877,717	(43,257)
Expiring 06/20/17	Credit Suisse First Boston Corp.	RUB	129,163	2,191,056	2,251,958	(60,902)
Expiring 06/20/17	Deutsche Bank AG	RUB	127,955	2,170,560	2,230,892	(60,332)
South African Rand,
Expiring 05/24/17	Bank of New York Mellon	ZAR	15,715	1,215,023	1,160,196	54,827
Expiring 05/24/17	Citigroup Global Markets	ZAR	87,775	6,527,423	6,480,077	47,346
Expiring 05/24/17	Hong Kong & Shanghai Bank	ZAR	44,960	3,559,129	3,319,193	239,936
Swedish Krona,
Expiring 05/11/17	Credit Suisse First Boston Corp.	SEK	77,045	8,567,159	8,614,900	(47,741)
Expiring 05/11/17	Hong Kong & Shanghai Bank	SEK	148,649	16,609,101	16,621,350	(12,249)
Turkish Lira,
Expiring 04/28/17	Citigroup Global Markets	TRY	16,798	4,317,600	4,585,044	(267,444)
Expiring 06/16/17	JPMorgan Chase	TRY	8,943	2,338,000	2,406,135	(68,135)
Expiring 12/21/17	JPMorgan Chase	TRY	3,114	798,000	795,508	2,492

				$1,180,481,975	$1,192,661,673	(12,179,698)

						$(9,575,391)

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Cross currency exchange contracts outstanding at March 31, 2017:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
04/13/17	Buy	EUR	2,921	TRY	11,215	$43,215	Citigroup Global Markets Credit Suisse First Boston
04/13/17	Buy	EUR	1,860	TRY	7,856	(167,591)	Corp.
04/28/17	Buy	JPY	566,635	AUD	6,716	(32,758)	Goldman Sachs & Co. Credit Suisse First Boston
04/13/17	Buy	TRY	817	EUR	195	15,235	Corp.
04/13/17	Buy	TRY	6,912	EUR	1,665	117,399	Goldman Sachs & Co.
04/13/17	Buy	TRY	11,958	EUR	3,175	(111,741)	Goldman Sachs & Co.

						$(136,241)

Credit default swap agreements outstanding at March 31, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.NA.IG.S28.V1	06/20/22	1.000%	78,890	$1,256,535	$1,333,153	$76,618

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Sell Protection(2):
CMBX.BBB	05/11/63	3.000%	5,879	$ (748,011)	$ (363,598)	$ (384,413)	Deutsche Bank AG
CMBX.BBB	05/11/63	3.000%	5,151	(655,496)	(386,626)	(268,870)	Deutsche Bank AG
CMBX.BBB	05/11/63	3.000%	2,633	(335,008)	(163,295)	(171,713)	Credit Suisse First Boston Corp.
CMBX.BBB	05/11/63	3.000%	1,292	(164,386)	(85,946)	(78,440)	Deutsche Bank AG
CMBX.BBB	05/11/63	3.000%	574	(73,045)	(45,935)	(27,110)	Deutsche Bank AG
CMBX.NA.A.6	05/11/63	2.000%	5,000	(257,120)	(105,789)	(151,331)	Deutsche Bank AG
CMBX.NA.BBB.6	05/11/63	3.000%	15,000	(1,908,516)	(822,389)	(1,086,127)	Goldman Sachs & Co.
CMBX.NA.BBB.6	05/11/63	3.000%	11,150	(1,417,270)	(210,581)	(1,206,689)	Morgan Stanley
CMBX.NA.BBB.6	05/11/63	3.000%	10,000	(1,272,344)	(549,442)	(722,902)	Goldman Sachs & Co.
CMBX.NA.BBB.6	05/11/63	3.000%	8,500	(1,080,430)	(110,120)	(970,310)	Morgan Stanley
CMBX.NA.BBB.6	05/11/63	3.000%	6,600	(838,922)	(107,510)	(731,412)	Morgan Stanley
CMBX.NA.BBB.6	05/11/63	3.000%	6,000	(762,656)	(80,225)	(682,431)	Morgan Stanley
							Credit Suisse First
CMBX.NA.BBB.6	05/11/63	3.000%	1,896	(241,236)	(121,747)	(119,489)	Boston Corp.

				$(9,754,440)	$(3,153,203)	$(6,601,237)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at March 31, 2017:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	1,200	02/08/47	1.426%	6 Month EURIBOR(1)	$(31,553)	$(15,249)	$16,304
EUR	1,200	02/08/47	1.424%	6 Month EURIBOR(1)	(26,420)	(14,919)	11,501
EUR	1,200	02/08/47	1.298%	6 Month EURIBOR(2)	—	(26,737)	(26,737)
EUR	1,200	02/08/47	1.293%	6 Month EURIBOR(2)	—	(28,545)	(28,545)
GBP	37,950	05/21/18	0.780%	6 Month GBP LIBOR(2)	—	157,281	157,281
GBP	37,950	02/20/19	0.878%	6 Month GBP LIBOR(1)	—	(254,009)	(254,009)
GBP	5,280	01/10/22	0.981%	6 Month GBP LIBOR(1)	21,515	(51,117)	(72,632)
GBP	5,280	01/09/22	0.911%	6 Month GBP LIBOR(2)	828	27,880	27,052
GBP	4,910	02/28/24	1.251%	6 Month GBP LIBOR(2)	136,909	111,176	(25,733)
GBP	4,910	02/29/24	1.251%	6 Month GBP LIBOR(1)	122	(111,021)	(111,143)
MXN	176,610	12/11/18	6.775%	28 Day Mexican Interbank Rate(2)	—	(46,515)	(46,515)
MXN	222,850	12/12/18	6.840%	28 Day Mexican Interbank Rate(2)	—	(49,488)	(49,488)
MXN	148,570	12/13/18	6.845%	28 Day Mexican Interbank Rate(2)	—	(32,459)	(32,459)
MXN	66,780	12/17/18	7.035%	28 Day Mexican Interbank Rate(2)	—	112,407	112,407
MXN	44,540	12/01/26	7.700%	28 Day Mexican Interbank Rate(1)	—	(54,734)	(54,734)
MXN	56,640	12/02/26	7.762%	28 Day Mexican Interbank Rate(1)	—	(83,131)	(83,131)
MXN	37,710	12/03/26	7.760%	28 Day Mexican Interbank Rate(1)	—	(54,993)	(54,993)
MXN	16,620	12/07/26	7.830%	28 Day Mexican Interbank Rate(1)	—	735	735

					$101,401	$(413,438)	$(514,839)

Cash of $2,010,174 has been segregated with Morgan Stanley to cover requirements for open centrally cleared interest rate and credit default swap contracts at March 31, 2017.

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$8,138,544	$—
Non-Residential Mortgage-Backed Securities	—	17,845,652	—
Commercial Mortgage-Backed Securities	—	34,973,002	—
Corporate Bonds
Australia	—	9,441,452	—
Brazil	—	19,589,149	—
Canada	—	5,247,387	—
China	—	204,465	—
France	—	16,236,435	—
India	—	3,327,844	—
Ireland	—	2,589,148	—
Israel	—	4,770,808	—
Italy	—	3,818,462	—
Japan	—	2,513,643	—
Kazakhstan	—	4,273,840	—
Kuwait	—	4,343,741	—
Mexico	—	10,471,721	—
Netherlands	—	15,903,957	—
Norway	—	1,552,440	—
Peru	—	3,552,400	—
South Africa	—	1,685,138	—
Spain	—	9,615,478	—
Sweden	—	6,213,601	—
Switzerland	—	22,036,928	—
United Arab Emirates	—	362,241	—
United Kingdom	—	54,374,119	—
United States	—	206,292,231	—
Foreign Government Bonds	—	730,513,817	—
Residential Mortgage-Backed Securities	—	58,428,392	—
U.S. Government Agency Obligation	—	19,150,929	—
U.S. Treasury Obligations	—	426,306,841	—
Preferred Stock
United States	1,412,449	—	—
Affiliated Mutual Funds	40,987,003	—	—
Options Purchased	—	2,889,264	—
Options Written	—	(3,658,457)	—
Other Financial Instruments*
Futures Contracts	(14,260)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(9,575,391)	—
OTC Cross Currency Exchange Contracts	—	(136,241)	—
Centrally Cleared Credit Default Swap Agreement	—	76,618	—
OTC Credit Default Swap Agreements	—	(9,754,440)	—
Centrally Cleared Interest Rate Swap Agreements	—	(514,839)	—

Total	$42,385,192	$1,683,100,319	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2017 were as follows:

Foreign Government Bonds	42.8%
U.S. Treasury Obligations	25.0
Banks	8.9
Residential Mortgage-Backed Securities	3.4
Affiliated Mutual Funds (0.8% represents investments purchased with collateral from securities on loan)	2.4
Commercial Mortgage-Backed Securities	2.0
Telecommunications	1.6
Oil & Gas	1.6
Media	1.2
U.S. Government Agency Obligations	1.1
Pipelines	1.1
Non-Residential Mortgage-Backed Securities	1.0
Pharmaceuticals	1.0
Commercial Services	0.8
Computers	0.7
Diversified Financial Services	0.6
Mining	0.6
Insurance	0.5
Healthcare-Services	0.5

Collateralized Loan Obligations	0.5%
Transportation	0.5
Chemicals	0.5
Semiconductors	0.4
Electric	0.4
Savings & Loans	0.3
Iron/Steel	0.3
Leisure Time	0.3
Auto Manufacturers	0.3
Building Materials	0.2
Foods	0.2
Agriculture	0.2
Real Estate Investment Trusts (REITs)	0.2
Trucking & Leasing	0.2
Options Purchased	0.2
Forest Products & Paper	0.1
Entertainment	0.1
Healthcare-Products	0.1
Retail	0.1
Internet	0.1
Metal Fabricate/Hardware	0.1
Miscellaneous Manufacturing	0.1

102.2

Options Written	(0.2)
Liabilities in excess of other assets	(2.2)

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Credit contracts	$(9,677,822)
Foreign exchange contracts	(9,895,069)
Interest rate contracts	(1,114,855)

Total	$(20,687,746)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 83.4%

AFFILIATED MUTUAL FUNDS — 56.9%
AST AQR Emerging Markets Equity Portfolio*	8,446,012	$90,456,784
AST BlackRock Low Duration Bond Portfolio*	69,159	734,464
AST BlackRock/Loomis Sayles Bond Portfolio*	1,879,748	24,906,655
AST Boston Partners Large-Cap Value Portfolio*	1,316,442	27,039,713
AST ClearBridge Dividend Growth Portfolio*	2,814,381	43,791,766
AST Cohen & Steers Realty Portfolio*	15,070,558	165,173,315
AST Global Real Estate Portfolio*	24,158,767	275,893,114
AST Goldman Sachs Large-Cap Value Portfolio*	901,362	26,454,989
AST Goldman Sachs Mid-Cap Growth Portfolio*	12,749,568	102,889,018
AST Goldman Sachs Small-Cap Value Portfolio*	4,332,527	93,149,335
AST Goldman Sachs Strategic Income Portfolio*	917,127	8,923,649
AST Government Money Market Portfolio*	246,725	246,725
AST High Yield Portfolio*	33,412,257	321,760,040
AST Hotchkis & Wiley Large-Cap Value Portfolio*	1,440,420	37,537,352
AST International Growth Portfolio*	18,009,470	261,317,410
AST International Value Portfolio*	20,886,162	384,723,096
AST Jennison Large-Cap Growth Portfolio*	806,615	20,423,481
AST Loomis Sayles Large-Cap Growth Portfolio*	815,200	33,211,254
AST Lord Abbett Core Fixed Income Portfolio*	5,768,466	71,125,189
AST MFS Growth Portfolio*	1,023,820	20,353,543
AST MFS Large-Cap Value Portfolio*	2,876,920	51,640,719
AST Neuberger Berman Long/Short Portfolio*	1,000,000	10,270,000
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	3,704,910	118,371,878
AST Parametric Emerging Markets Equity Portfolio*	8,214,875	72,126,603
AST Prudential Core Bond Portfolio*	6,852,935	80,933,167
AST QMA Emerging Markets Equity Portfolio*	5,361,242	51,360,702
AST QMA International Core Equity Portfolio*	14,130,259	155,008,945
AST QMA US Equity Alpha Portfolio*	6,813,113	178,299,167
AST Small-Cap Growth Opportunities Portfolio*	613,540	10,197,035
AST Small-Cap Growth Portfolio*	318,867	12,113,754
AST Small-Cap Value Portfolio*	4,036,023	107,479,301
AST T. Rowe Price Large-Cap Growth Portfolio*	824,489	22,937,289
AST T. Rowe Price Natural Resources Portfolio*	2,133,909	44,299,947
AST Value Equity Portfolio*	2,457,613	33,226,923
AST WEDGE Capital Mid-Cap Value Portfolio*	5,348,168	123,382,229
AST Wellington Management Real Total Return Portfolio*	1,400,000	12,796,000

	Shares	Value

AFFILIATED MUTUAL FUNDS (Continued)
AST Western Asset Core Plus Bond Portfolio*	4,543,838	$55,843,771

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,464,632,138)(w)		3,150,398,322

COMMON STOCKS — 8.0%
Aerospace & Defense — 0.1%
BWX Technologies, Inc.(u)	11,800	561,680
Huntington Ingalls Industries, Inc.(u)	3,800	760,912
Lockheed Martin Corp.(u)	800	214,080
MTU Aero Engines AG (Germany)	2,182	283,675
Saab AB (Sweden) (Class B Stock)	3,862	162,952
Spirit AeroSystems Holdings, Inc. (Class A Stock)(u)	12,800	741,376

		2,724,675

Air Freight & Logistics — 0.1%
bpost SA (Belgium)	4,680	109,802
Deutsche Post AG (Germany)	6,773	231,797
FedEx Corp.	22,511	4,393,022

		4,734,621

Airlines — 0.0%
ANA Holdings, Inc. (Japan)	78,000	238,563
Deutsche Lufthansa AG (Germany)	50,964	826,784
International Consolidated Airlines Group SA (United Kingdom)	57,675	382,260
Japan Airlines Co. Ltd. (Japan)	8,600	273,050
United Continental Holdings, Inc.*(u)	1,300	91,832

		1,812,489

Auto Components — 0.1%
Adient PLC(u)	2,900	210,743
Aisin Seiki Co. Ltd. (Japan)	1,400	68,953
Brembo SpA (Italy)	2,676	197,971
Cooper-Standard Holdings, Inc.*(u)	1,600	177,488
Dana, Inc.(u)	18,200	351,442
Hella KGaA Hueck & Co. (Germany)	2,296	101,735
LCI Industries(u)	300	29,940
Lear Corp.(u)	4,900	693,742
NHK Spring Co. Ltd. (Japan)	12,700	140,613
Nokian Renkaat OYJ (Finland)	776	32,389
Sumitomo Rubber Industries Ltd. (Japan)	18,700	319,061
Tenneco, Inc.(u)	5,100	318,342
Toyoda Gosei Co. Ltd. (Japan)	1,500	38,258
Toyota Boshoku Corp. (Japan)(u)	3,800	88,382
Visteon Corp.*(u)	3,500	342,825

		3,111,884

Automobiles — 0.1%
Ferrari NV (Italy)	1,839	137,063
Fiat Chrysler Automobiles NV (United Kingdom)*(u)	56,591	618,277
Fuji Heavy Industries Ltd. (Japan)	4,300	157,717
Isuzu Motors Ltd. (Japan)	1,900	25,164
Peugeot SA (France)*	40,594	817,397
Suzuki Motor Corp. (Japan)	5,500	228,435
Thor Industries, Inc.(u)	7,200	692,136

		2,676,189

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks — 0.2%
ABN AMRO Group NV (Netherlands), CVA, 144A	14,330	$347,483
Aozora Bank Ltd. (Japan)	33,000	121,827
Banco Bilbao Vizcaya Argentaria SA (Spain)	35,994	279,157
Banco de Sabadell SA (Spain)	29,418	53,916
Banco Popular Espanol SA (Spain)	18,471	17,931
Banco Santander SA (Spain)	83,296	510,503
Bank of America Corp.(u)	32,000	754,880
Bank of Ireland (Ireland)*	154,933	38,428
Bankia SA (Spain)	25,483	28,980
Bankinter SA (Spain)	3,732	31,337
BNP Paribas SA (France)	5,870	390,945
CaixaBank SA (Spain)	14,737	63,342
Citizens Financial Group, Inc.(u)	10,700	369,685
Commerzbank AG (Germany)	5,910	53,452
Credit Agricole SA (France)	5,856	79,339
Danske Bank A/S (Denmark)	7,318	249,514
DNB ASA (Norway)	1,091	17,324
Erste Group Bank AG (Austria)*	1,547	50,377
Financial Institutions, Inc.(u)	3,500	115,325
First Interstate BancSystem, Inc. (Class A Stock)(u)	2,700	107,055
Fukuoka Financial Group, Inc. (Japan)	7,000	30,406
Gunma Bank Ltd. (The) (Japan)	3,200	16,694
ING Groep NV (Netherlands)	21,428	323,919
Intesa Sanpaolo SpA (Italy)	70,175	190,601
Intesa Sanpaolo SpA-RSP (Italy)	5,170	13,149
JPMorgan Chase & Co.(u)	8,000	702,720
Jyske Bank A/S (Denmark)	1,183	59,834
KBC Group NV (Belgium)	4,250	281,817
Kyushu Financial Group, Inc. (Japan)(u)	13,500	82,685
Mediobanca SpA (Italy)	77,546	699,078
Mizuho Financial Group, Inc. (Japan)	160,900	295,344
Natixis SA (France)	5,201	32,048
Nordea Bank AB (Sweden)	14,022	159,975
Popular, Inc. (Puerto Rico)(u)	1,800	73,314
Raiffeisen Bank International AG (Austria)*	648	14,624
Resona Holdings, Inc. (Japan)(u)	79,800	428,995
Shinsei Bank Ltd. (Japan)	10,000	18,426
Societe Generale SA (France)	4,240	215,080
Sumitomo Mitsui Financial Group, Inc. (Japan)	4,000	145,595
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	2,900	100,491
Swedbank AB (Sweden) (Class A Stock)	4,811	111,319
UniCredit SpA (Italy)	10,117	155,957
Unione di Banche Italiane SpA (Italy)	4,887	18,758
Yamaguchi Financial Group, Inc. (Japan)	11,000	119,325

		7,970,954

Beverages — 0.0%
Brown-Forman Corp. (Class B Stock)	310	14,316
Coca-Cola Co. (The)	5,884	249,717
Coca-Cola West Co. Ltd. (Japan)	8,300	268,173
Constellation Brands, Inc. (Class A Stock)	306	49,593
Davide Campari-Milano SpA (Italy)	8,975	104,107
Dr. Pepper Snapple Group, Inc.(u)	4,310	422,035
Ito En Ltd. (Japan)	700	25,594
Kirin Holdings Co. Ltd. (Japan)	800	15,133

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
Molson Coors Brewing Co. (Class B Stock)	308	$29,479
Monster Beverage Corp.*	643	29,687
National Beverage Corp.(u)	1,800	152,154
PepsiCo, Inc.	2,145	239,940

		1,599,928

Biotechnology — 0.1%
AbbVie, Inc.(u)	11,058	720,539
Acorda Therapeutics, Inc.*(u)	9,400	197,400
Alexion Pharmaceuticals, Inc.*	330	40,009
AMAG Pharmaceuticals, Inc.*(u)	2,300	51,865
Amgen, Inc.(u)	4,846	795,083
Biogen, Inc.*(u)	2,424	662,770
Bioverativ, Inc.*(u)	1,050	57,183
Celgene Corp.*(u)	6,559	816,136
FibroGen, Inc.*(u)	3,600	88,740
Galapagos NV (Belgium)*	1,114	96,445
Genmab A/S (Denmark)*	327	62,925
Genomic Health, Inc.*(u)	2,300	72,427
Gilead Sciences, Inc.(u)	7,062	479,651
Incyte Corp.*(u)	4,200	561,414
Ionis Pharmaceuticals, Inc.*(u)	2,200	88,440
Regeneron Pharmaceuticals, Inc.*	37	14,338
Vanda Pharmaceuticals, Inc.*(u)	7,000	98,000
Vertex Pharmaceuticals, Inc.*(u)	3,045	332,971

		5,236,336

Building Products — 0.1%
American Woodmark Corp.*(u)	1,300	119,340
Asahi Glass Co. Ltd. (Japan)	6,000	48,681
Cie de Saint-Gobain (France)	16,076	825,512
Continental Building Products, Inc.*(u)	4,800	117,600
Daikin Industries Ltd. (Japan)	2,100	211,760
Dormakaba Holding AG (Switzerland) (Class B Stock)*	143	113,811
Geberit AG (Switzerland)(u)	920	396,438
Lennox International, Inc.(u)	800	133,840
Masco Corp.(u)	12,700	431,673
Owens Corning(u)	10,900	668,933
Patrick Industries, Inc.*(u)	3,150	223,335
Trex Co., Inc.*(u)	1,300	90,207
Universal Forest Products, Inc.(u)	1,600	157,664

		3,538,794

Capital Markets — 0.0%
Deutsche Boerse AG (Germany)*	4,365	400,048
Goldman Sachs Group, Inc. (The)(u)	900	206,748
Houlihan Lokey, Inc.(u)	1,700	58,565
INTL. FCStone, Inc.*(u)	2,200	83,512
LPL Financial Holdings, Inc.(u)	6,300	250,929
Morningstar, Inc.(u)	1,700	133,620
Partners Group Holding AG (Switzerland)	82	44,068
Penson Technologies LLC (Class B Stock), UTS*^(g)(u)	1,248,607	67,662
Piper Jaffray Cos.(u)	1,800	114,930
Raymond James Financial, Inc.(u)	7,900	602,454
TPT Acquisition, Inc.*^(g)	2,050	—

		1,962,536

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals — 0.2%
Air Water, Inc. (Japan)(u)	800	$14,792
Akzo Nobel NV (Netherlands)	1,838	152,157
Asahi Kasei Corp. (Japan)(u)	35,000	340,075
BASF SE (Germany)	2,576	255,060
Cabot Corp.(u)	8,300	497,253
Chemours Co. (The)(u)	23,200	893,200
Covestro AG (Germany), 144A	9,130	703,366
EMS-Chemie Holding AG (Switzerland)	33	19,219
Evonik Industries AG (Germany)	7,048	229,726
FutureFuel Corp.(u)	3,000	42,540
GCP Applied Technologies, Inc.*(u)	5,000	163,250
Hitachi Chemical Co. Ltd. (Japan)(u)	11,000	305,564
Koninklijke DSM NV (Netherlands)	5,231	353,769
Koppers Holdings, Inc.*(u)	2,000	84,700
Kuraray Co. Ltd. (Japan)(u)	21,300	324,029
LANXESS AG (Germany)	1,406	94,318
LyondellBasell Industries NV (Class A Stock)(u)	2,600	237,094
Mitsubishi Chemical Holdings Corp. (Japan)(u)	17,100	132,763
Mitsubishi Gas Chemical Co., Inc. (Japan)(u)	15,700	327,005
Mitsui Chemicals, Inc. (Japan)(u)	14,000	69,360
Nippon Shokubai Co. Ltd. (Japan)(u)	500	34,120
Olin Corp.(u)	5,800	190,646
Shin-Etsu Chemical Co. Ltd. (Japan)	1,400	121,687
Sika AG (Switzerland)(u)	86	515,803
Solvay SA (Belgium)	3,167	386,408
Teijin Ltd. (Japan)(u)	8,400	158,613
Tosoh Corp. (Japan)(u)	33,000	290,351
Trinseo SA(u)	7,500	503,250
Umicore SA (Belgium)	6,316	359,692
Westlake Chemical Corp.(u)	3,800	250,990
Yara International ASA (Norway)	1,000	38,518

		8,089,318

Commercial Services & Supplies — 0.1%
Brink’s Co. (The)(u)	3,800	203,110
Deluxe Corp.(u)	2,700	194,859
Herman Miller, Inc.(u)	3,800	119,890
ISS A/S (Denmark)	8,296	313,661
Knoll, Inc.(u)	4,100	97,621
Park24 Co. Ltd. (Japan)	6,100	160,273
Secom Co. Ltd. (Japan)	200	14,371
Securitas AB (Sweden) (Class B Stock)	13,850	216,215
Steelcase, Inc. (Class A Stock)(u)	9,400	157,450
Toppan Printing Co. Ltd. (Japan)	13,000	132,875
Waste Management, Inc.	77,279	5,635,185

		7,245,510

Communications Equipment — 0.1%
CommScope Holding Co., Inc.*(u)	14,700	613,137
F5 Networks, Inc.*(u)	4,700	670,079
Juniper Networks, Inc.(u)	19,400	539,902
Lumentum Holdings, Inc.*(u)	3,000	160,050
Motorola Solutions, Inc.(u)	2,500	215,550
NETGEAR, Inc.*(u)	7,100	351,805
Plantronics, Inc.(u)	4,500	243,495

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment (cont’d.)
ShoreTel, Inc.*(u)	9,500	$58,425

		2,852,443

Construction & Engineering — 0.5%
Argan, Inc.(u)	2,600	171,990
Bouygues SA (France)	7,529	306,459
Comfort Systems USA, Inc.(u)	3,100	113,615
Eiffage SA (France)	112,325	8,790,512
EMCOR Group, Inc.(u)	8,300	522,485
Ferrovial SA (Spain)	354,228	7,080,123
FLSmidth & Co. A/S (Denmark)	426	22,747
HOCHTIEF AG (Germany)	1,329	219,628
Kajima Corp. (Japan)(u)	51,000	333,594
KBR, Inc.(u)	32,500	488,475
MasTec, Inc.*(u)	6,400	256,320
NCC AB (Sweden) (Class B Stock)	5,280	130,445
Obayashi Corp. (Japan)(u)	29,600	277,553
Shimizu Corp. (Japan)(u)	32,000	287,355
Skanska AB (Sweden) (Class B Stock)(u)	15,182	357,314
Taisei Corp. (Japan)	35,000	255,960
Vinci SA (France)	121,758	9,666,912

		29,281,487

Construction Materials — 0.0%
Buzzi Unicem SpA (Italy)	3,162	80,826
CRH PLC (Ireland)	9,101	321,076
Headwaters, Inc.*(u)	1,000	23,480
HeidelbergCement AG (Germany)	3,219	301,454
Taiheiyo Cement Corp. (Japan)	11,000	36,913

		763,749

Consumer Finance — 0.0%
Hitachi Capital Corp. (Japan)	600	14,543
Nelnet, Inc. (Class A Stock)(u)	14,400	631,584

		646,127

Containers & Packaging — 0.0%
BillerudKorsnas AB (Sweden)	9,292	149,726
Crown Holdings, Inc.*(u)	3,800	201,210
Greif, Inc. (Class A Stock)(u)	6,200	341,558
Huhtamaki OYJ (Finland)	1,940	69,037
Owens-Illinois, Inc.*(u)	17,500	356,650
Packaging Corp. of America(u)	3,400	311,508
Toyo Seikan Group Holdings Ltd. (Japan)	7,000	113,908

		1,543,597

Distributors — 0.0%
LKQ Corp.*(u)	5,200	152,204
Pool Corp.(u)	800	95,464

		247,668

Diversified Consumer Services — 0.0%
Education Management Corp.*(u)	926,435	7,411
Grand Canyon Education, Inc.*(u)	800	57,288

		64,699

Diversified Financial Services — 0.0%
Leucadia National Corp.(u)	15,700	408,200
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	31,300	156,419

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
ORIX Corp. (Japan)(u)	18,400	$273,103

		837,722

Diversified Telecommunication Services — 0.0%
AT&T, Inc.	8,966	372,537
CenturyLink, Inc.	828	19,516
Frontier Communications Corp.	1,812	3,878
Level 3 Communications, Inc.*	369	21,114
Nippon Telegraph & Telephone Corp. (Japan)(u)	13,300	568,619
Proximus SADP (Belgium)	7,095	222,337
TDC A/S (Denmark)	51,005	262,690
Verizon Communications, Inc.(u)	17,513	853,759

		2,324,450

Electric Utilities — 1.0%
Alliant Energy Corp.	334	13,230
American Electric Power Co., Inc.(u)	76,809	5,156,188
Chubu Electric Power Co., Inc. (Japan)	7,800	104,777
Duke Energy Corp.	1,011	82,912
Edison International	78,288	6,232,508
Enel SpA (Italy)(u)	1,119,938	5,269,846
Entergy Corp.	311	23,624
Eversource Energy	492	28,920
Exelon Corp.(u)	231,299	8,322,138
FirstEnergy Corp.(u)	18,256	580,906
Fortis, Inc. (Canada)	77,506	2,568,477
Iberdrola SA (Spain)	377,035	2,693,883
NextEra Energy, Inc.	63,361	8,133,651
PG&E Corp.	147,556	9,791,816
Pinnacle West Capital Corp.	272	22,679
Power Grid Corp. of India Ltd. (India)	1,140,398	3,465,468
PPL Corp.(u)	18,006	673,244
Southern Co. (The)	1,488	74,073
Xcel Energy, Inc.	701	31,159

		53,269,499

Electrical Equipment — 0.0%
ABB Ltd. (Switzerland)*(u)	12,361	289,315
EnerSys(u)	2,300	181,562
Fuji Electric Co. Ltd. (Japan)	22,000	131,013
Mitsubishi Electric Corp. (Japan)(u)	19,600	282,403
Regal Beloit Corp.(u)	3,300	249,645
Vestas Wind Systems A/S (Denmark)	5,141	418,170

		1,552,108

Electronic Equipment, Instruments & Components — 0.1%
Anixter International, Inc.*(u)	4,000	317,200
Arrow Electronics, Inc.*(u)	2,800	205,548
CDW Corp.(u)	10,300	594,413
Gerber Scientific Escrow Shares*^(g)(u)	101,412	—
Hitachi High-Technologies Corp. (Japan)	8,700	355,392
Hitachi Ltd. (Japan)	12,000	65,157
Insight Enterprises, Inc.*(u)	2,500	102,725
IPG Photonics Corp.*(u)	800	96,560
Itron, Inc.*(u)	4,600	279,220
Jabil Circuit, Inc.(u)	2,300	66,516
Keyence Corp. (Japan)	900	361,056
Kyocera Corp. (Japan)	1,500	83,801
Omron Corp. (Japan)	2,600	114,241

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Sanmina Corp.*(u)	4,600	$186,760
ScanSource, Inc.*(u)	1,800	70,650
SYNNEX Corp.(u)	2,900	324,626
Tech Data Corp.*(u)	1,000	93,900
Vishay Intertechnology, Inc.(u)	5,900	97,055
Yokogawa Electric Corp. (Japan)	6,900	108,819

		3,523,639

Energy Equipment & Services — 0.0%
Atwood Oceanics, Inc.*(u)	8,900	84,817
Diamond Offshore Drilling, Inc.*(u)	4,300	71,853
Ensco PLC (Class A Stock)(u)	52,000	465,400
McDermott International, Inc.*(u)	30,500	205,875
Nabors Industries Ltd.(u)	26,700	348,969
National Oilwell Varco, Inc.(u)	6,100	244,549
Subsea 7 SA (United Kingdom)*	16,676	258,808
Unit Corp.*(u)	6,800	164,288

		1,844,559

Equity Real Estate Investment Trusts (REITs) — 0.3%
American Assets Trust, Inc.(u)	4,400	184,096
American Homes 4 Rent(u)	6,000	137,760
American Tower Corp.(u)	45,346	5,511,353
Apple Hospitality REIT, Inc.(u)	8,400	160,440
Ashford Hospitality Trust, Inc.(u)	9,900	63,063
Brixmor Property Group, Inc.(u)	16,700	358,382
Chatham Lodging Trust(u)	4,800	94,800
CoreCivic, Inc.(u)	16,500	518,430
Crown Castle International Corp.	49,516	4,676,786
Forest City Realty Trust, Inc. (Class A Stock)(u)	16,400	357,192
Franklin Street Properties Corp.(u)	16,800	203,952
GEO Group, Inc. (The)(u)	16,300	755,831
Hospitality Properties Trust(u)	8,800	277,464
Kite Realty Group Trust(u)	1,400	30,100
Lexington Realty Trust(u)	17,400	173,652
Outfront Media, Inc.(u)	8,300	220,365
Paramount Group, Inc.(u)	6,900	111,849
Ryman Hospitality Properties, Inc.(u)	2,500	154,575
Spirit Realty Capital, Inc.(u)	38,400	388,992
VEREIT, Inc.(u)	61,200	519,588
Washington Prime Group, Inc.(u)	5,700	49,533
WP Carey, Inc.(u)	3,200	199,104

		15,147,307

Food & Staples Retailing — 0.0%
Colruyt SA (Belgium)	1,936	95,078
Cosmos Pharmaceutical Corp. (Japan)	200	39,160
Costco Wholesale Corp.	654	109,669
CVS Health Corp.	1,518	119,163
Ingles Markets, Inc. (Class A Stock)(u)	2,500	107,875
Kesko OYJ (Finland) (Class B Stock)	3,512	167,434
Koninklijke Ahold Delhaize NV (Netherlands)	3,936	84,112
Kroger Co. (The)	1,250	36,863
Matsumotokiyoshi Holdings Co. Ltd. (Japan)(u)	2,600	123,857
METRO AG (Germany)	6,959	222,359
Sysco Corp.	690	35,825
Tsuruha Holdings, Inc. (Japan)	1,100	102,025

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Walgreens Boots Alliance, Inc.	1,192	$98,996
Wal-Mart Stores, Inc.(u)	9,883	712,367
Welcia Holdings Co. Ltd. (Japan)	3,600	100,838
Whole Foods Market, Inc.	372	11,056

		2,166,677

Food Products — 0.1%
Archer-Daniels-Midland Co.	838	38,582
Aryzta AG (Switzerland)*(u)	4,940	158,618
Barry Callebaut AG (Switzerland)*	56	73,221
Blue Buffalo Pet Products, Inc.*(u)	11,500	264,500
Bunge Ltd.(u)	10,000	792,600
Campbell Soup Co.	319	18,260
Conagra Brands, Inc.(u)	14,248	574,764
Ezaki Glico Co. Ltd. (Japan)(u)	2,000	97,269
General Mills, Inc.	844	49,804
Hershey Co. (The)	286	31,246
Hormel Foods Corp.	351	12,155
Ingredion, Inc.(u)	2,100	252,903
J.M. Smucker Co. (The)	275	36,047
Kellogg Co.	345	25,050
Kewpie Corp. (Japan)(u)	9,700	275,771
Kraft Heinz Co. (The)	846	76,825
Lamb Weston Holdings, Inc.(u)	4,266	179,428
Leroy Seafood Group ASA (Norway)	2,419	105,937
Marine Harvest ASA (Norway)*	33,206	506,537
McCormick & Co., Inc.	273	26,631
Mead Johnson Nutrition Co.	306	27,258
Mondelez International, Inc. (Class A Stock)	2,199	94,733
NH Foods Ltd. (Japan)(u)	18,000	483,561
Nisshin Seifun Group, Inc. (Japan)(u)	4,400	65,780
Orkla ASA (Norway)	2,459	22,028
Pilgrim’s Pride Corp.(u)	12,900	290,315
Salmar ASA (Norway)	3,750	80,865
Sanderson Farms, Inc.(u)	6,400	664,576
Seaboard Corp.(u)	30	125,084
Suedzucker AG (Germany)	5,218	130,768
Toyo Suisan Kaisha Ltd. (Japan)(u)	5,500	205,190
Tyson Foods, Inc. (Class A Stock)(u)	10,366	639,686
Yamazaki Baking Co. Ltd. (Japan)(u)	3,900	80,299

		6,506,291

Gas Utilities — 0.2%
Atmos Energy Corp.(u)	43,776	3,457,866
Infraestructura Energetica Nova SAB de CV (Mexico)(a)	951,093	4,544,073
Infraestructura Energetica Nova SAB de CV (Mexico), 144A(g)	77,268	369,166
Italgas SpA (Italy)*	646,331	2,832,181
Osaka Gas Co. Ltd. (Japan)	33,000	125,828
Southwest Gas Holdings, Inc.(u)	700	58,037
UGI Corp.(u)	15,600	770,640

		12,157,791

Health Care Equipment & Supplies — 0.1%
Abbott Laboratories	2,500	111,025
ABIOMED, Inc.*(u)	2,000	250,400
Atrion Corp.(u)	300	140,460
Baxter International, Inc.(u)	12,485	647,472

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Becton, Dickinson and Co.(u)	3,126	$573,433
Boston Scientific Corp.*	2,122	52,774
C.R. Bard, Inc.(u)	3,239	805,021
Cantel Medical Corp.(u)	1,400	112,140
Cooper Cos., Inc. (The)	25	4,997
Danaher Corp.	853	72,957
DENTSPLY SIRONA, Inc.	330	20,605
DiaSorin SpA (Italy)	732	49,372
Edwards Lifesciences Corp.*(u)	7,028	661,124
GN Store Nord A/S (Denmark)	8,591	200,558
Hill-Rom Holdings, Inc.(u)	5,300	374,180
Hologic, Inc.*(u)	16,462	700,458
IDEXX Laboratories, Inc.*(u)	4,647	718,473
Intuitive Surgical, Inc.*	20	15,329
Masimo Corp.*(u)	5,900	550,234
Medtronic PLC	1,892	152,420
Rotech Healthcare, Inc.*^(g)	5,517	—
Straumann Holding AG (Switzerland)	322	149,246
Stryker Corp.	376	49,500
Varian Medical Systems, Inc.*	48	4,374
Zimmer Biomet Holdings, Inc.	319	38,953

		6,455,505

Health Care Providers & Services — 0.1%
Aetna, Inc.	502	64,030
Alfresa Holdings Corp. (Japan)	4,000	69,536
AmerisourceBergen Corp.	304	26,904
Anthem, Inc.(u)	3,250	537,485
Cardinal Health, Inc.	489	39,878
Centene Corp.*(u)	5,004	356,585
Cigna Corp.	352	51,564
DaVita, Inc.*	298	20,255
Envision Healthcare Corp.*	276	16,924
Express Scripts Holding Co.*(u)	8,854	583,567
Fresenius Medical Care AG & Co. KGaA (Germany)	761	64,169
HCA Holdings, Inc.*(u)	1,068	95,041
Henry Schein, Inc.*	42	7,139
Humana, Inc.	290	59,781
Laboratory Corp. of America Holdings*	54	7,747
Magellan Health, Inc.*(u)	2,500	172,625
McKesson Corp.	324	48,036
Medipal Holdings Corp. (Japan)	5,000	78,561
Miraca Holdings, Inc. (Japan)	500	22,958
National HealthCare Corp.(u)	500	35,650
Patterson Cos., Inc.	42	1,900
Quest Diagnostics, Inc.	287	28,181
Suzuken Co. Ltd. (Japan)	1,800	59,150
UnitedHealth Group, Inc.(u)	5,346	876,797
Universal Health Services, Inc. (Class B Stock)	45	5,600
WellCare Health Plans, Inc.*(u)	5,100	715,071

		4,045,134

Health Care Technology — 0.0%
Cerner Corp.*(u)	11,371	669,183
HMS Holdings Corp.*(u)	4,000	81,320
M3, Inc. (Japan)	1,800	44,860

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Technology (cont’d.)
Veeva Systems, Inc. (Class A Stock)*(u)	10,800	$553,824

		1,349,187

Hotels, Restaurants & Leisure — 0.1%
Accor SA (France)	9,599	399,882
Aramark(u)	6,100	224,907
Autogrill SpA (Italy)	9,038	89,719
Biglari Holdings, Inc.*(u)	500	215,990
BJ’s Restaurants, Inc.*(u)	3,000	121,200
Bloomin’ Brands, Inc.(u)	12,500	246,625
Choice Hotels International, Inc.(u)	700	43,820
Denny’s Corp.*(u)	10,800	133,596
DineEquity, Inc.(u)	2,500	136,050
Extended Stay America, Inc., UTS(u)	13,800	219,972
Fiesta Restaurant Group, Inc.*(u)	3,900	94,380
Hyatt Hotels Corp. (Class A Stock)*(u)	2,900	156,542
International Game Technology PLC(u)	3,500	82,950
Panera Bread Co. (Class A Stock)*(u)	1,600	418,992
Papa John’s International, Inc.(u)	3,400	272,136
Ruth’s Hospitality Group, Inc.(u)	6,700	134,335
Texas Roadhouse, Inc.(u)	8,200	365,146
Yum China Holdings, Inc.*(u)	8,500	231,200

		3,587,442

Household Durables — 0.1%
D.R. Horton, Inc.(u)	18,700	622,897
Electrolux AB (Sweden) (Class B Stock)	3,428	95,168
Haseko Corp. (Japan)(u)	19,700	213,578
Husqvarna AB (Sweden) (Class B Stock)	18,308	160,519
Iida Group Holdings Co. Ltd. (Japan)(u)	3,600	55,399
La-Z-Boy, Inc.(u)	13,900	375,300
NACCO Industries, Inc. (Class A Stock)(u)	1,500	104,700
Nikon Corp. (Japan)	5,000	72,659
NVR, Inc.*(u)	210	442,445
Sekisui Chemical Co. Ltd. (Japan)(u)	9,800	165,209
Taylor Morrison Home Corp. (Class A Stock)*(u)	5,700	121,524
TRI Pointe Group, Inc.*(u)	3,100	38,874

		2,468,272

Household Products — 0.0%
Church & Dwight Co., Inc.	351	17,504
Clorox Co. (The)(u)	1,983	267,368
Colgate-Palmolive Co.	1,212	88,706
Henkel AG & Co. KGaA (Germany) (PRFC)*	5,690	729,319
Kimberly-Clark Corp.	619	81,479
Lion Corp. (Japan)(u)	27,000	486,595
Procter & Gamble Co. (The)	3,994	358,861
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	6,350	204,637
Unicharm Corp. (Japan)	1,900	45,662

		2,280,131

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.(u)	50,873	568,760
Atlantica Yield PLC (Spain)(u)	4,200	88,032
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	7,818,662	2,707,757
NRG Energy, Inc.(u)	29,777	556,830
NTPC Ltd. (India)	1,001,596	2,560,872

	Shares	Value
COMMON STOCKS (Continued)
Independent Power & Renewable Electricity Producers (cont’d.)
Uniper SE (Germany)*	17,345	$291,512

		6,773,763

Industrial Conglomerates — 0.0%
Carlisle Cos., Inc.(u)	4,700	500,127
Koninklijke Philips NV (Netherlands)	16,398	526,775
Rheinmetall AG (Germany)	2,973	249,245
Siemens AG (Germany)	5,118	701,026

		1,977,173

Insurance — 0.1%
Aegon NV (Netherlands)	3,647	18,577
Alleghany Corp.*(u)	260	159,812
Allianz SE (Germany)	1,080	200,283
Allstate Corp. (The)(u)	8,200	668,218
American Financial Group, Inc.(u)	8,400	801,528
Assured Guaranty Ltd.(u)	3,500	129,885
Baloise Holding AG (Switzerland)	1,291	177,399
Dai-ichi Life Holdings, Inc. (Japan)	5,800	103,816
Genworth Financial, Inc. (Class A Stock)*(u)	13,900	57,268
Hannover Rueck SE (Germany)	1,727	199,006
Hanover Insurance Group, Inc. (The)(u)	700	63,042
Helvetia Holding AG (Switzerland)	51	28,237
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	2,589	506,804
NN Group NV (Netherlands)	4,913	159,561
Old Republic International Corp.(u)	20,800	425,984
Poste Italiane SpA (Italy), 144A	46,806	311,768
Sompo Holdings, Inc. (Japan)	1,400	51,434
Swiss Re AG (Switzerland)	8,061	724,008
Talanx AG (Germany)	2,628	92,656
Tryg A/S (Denmark)	1,775	32,183
Unum Group(u)	6,700	314,163
Zurich Insurance Group AG (Switzerland)	585	156,114

		5,381,746

Internet & Direct Marketing Retail — 0.0%
FTD Cos., Inc.*(u)	3,120	62,837
HSN, Inc.(u)	2,700	100,170
Liberty Interactive Corp. QVC Group (Class A Stock)*(u)	17,700	354,354
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*(u)	5,500	77,550
Nutrisystem, Inc.(u)	3,800	210,900

		805,811

Internet Software & Services — 0.0%
Alphabet, Inc. (Class C Stock)*(u)	702	582,351
CoStar Group, Inc.*(u)	1,000	207,220
DeNA Co. Ltd. (Japan)	8,600	175,079
Facebook, Inc. (Class A Stock)*(u)	5,000	710,250
Global Sources Ltd. (Hong Kong)*(u)	4,491	37,051
IAC/InterActiveCorp*(u)	1,700	125,324
Mixi, Inc. (Japan)	6,600	319,253
RetailMeNot, Inc.*(u)	8,000	64,800

		2,221,328

IT Services — 0.1%
Aspire Holdings Ltd.*^(g)	64,356	1
Atos SE (France)	2,784	344,369

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Booz Allen Hamilton Holding Corp.(u)	15,200	$537,928
CACI International, Inc. (Class A Stock)*(u)	1,400	164,220
Capgemini SA (France)	5,121	472,886
Cardtronics PLC (Class A Stock)*(u)	3,400	158,950
Cognizant Technology Solutions Corp. (Class A Stock)*(u)	2,600	154,752
CoreLogic, Inc.*(u)	1,200	48,864
DST Systems, Inc.(u)	4,800	588,000
Euronet Worldwide, Inc.*(u)	500	42,760
First Data Corp. (Class A Stock)*(u)	48,900	757,950
Fujitsu Ltd. (Japan)	73,000	448,102
Itochu Techno-Solutions Corp. (Japan)	5,800	171,158
Leidos Holdings, Inc.(u)	9,200	470,488
MAXIMUS, Inc.(u)	2,500	155,500
NTT Data Corp. (Japan)	1,500	71,230
Otsuka Corp. (Japan)	800	43,468
Science Applications International Corp.(u)	2,600	193,440
Syntel, Inc.(u)	2,000	33,660
Total System Services, Inc.(u)	6,800	363,528
Travelport Worldwide Ltd.(u)	11,600	136,532

		5,357,786

Leisure Products — 0.0%
American Outdoor Brands Corp.*(u)	12,800	253,568
Bandai Namco Holdings, Inc. (Japan)	13,400	401,674
Sega Sammy Holdings, Inc. (Japan)(u)	28,700	386,016
Yamaha Corp. (Japan)	1,900	52,563

		1,093,821

Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc.	493	26,065
Bruker Corp.(u)	11,100	258,963
Charles River Laboratories International, Inc.*(u)	6,900	620,655
Illumina, Inc.*	291	49,656
Lonza Group AG (Switzerland)*	638	120,596
Mettler-Toledo International, Inc.*	14	6,705
PerkinElmer, Inc.	56	3,251
PRA Health Sciences, Inc.*(u)	5,200	339,196
Thermo Fisher Scientific, Inc.	634	97,382
VWR Corp.*(u)	6,500	183,300
Waters Corp.*	42	6,565

		1,712,334

Machinery — 0.1%
Amada Holdings Co. Ltd. (Japan)	7,600	86,997
Cargotec OYJ (Finland) (Class B Stock)	735	36,360
Colfax Corp.*(u)	2,800	109,928
Crane Co.(u)	1,600	119,728
Fortive Corp.(u)	8,400	505,848
Georg Fischer AG (Switzerland)	180	163,657
Global Brass & Copper Holdings, Inc.(u)	2,000	68,800
Hillenbrand, Inc.(u)	1,900	68,115
Hyster-Yale Materials Handling, Inc.(u)	2,200	124,058
JTEKT Corp. (Japan)	900	14,001
KION Group AG (Germany)	2,246	146,604
Komatsu Ltd. (Japan)	1,900	49,767
Metso OYJ (Finland)	815	24,663
Oshkosh Corp.(u)	6,900	473,271

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Sandvik AB (Sweden)	5,579	$83,333
SKF AB (Sweden) (Class B Stock)	4,878	96,465
Stanley Black & Decker, Inc.(u)	2,300	305,601
Sumitomo Heavy Industries Ltd. (Japan)	34,000	237,703
Toro Co. (The)(u)	4,200	262,332
Trelleborg AB (Sweden) (Class B Stock)	860	18,411
Volvo AB (Sweden) (Class B Stock)	6,672	98,425
Wabash National Corp.(u)	11,100	229,659

		3,323,726

Marine — 0.0%
Matson, Inc.(u)	3,500	111,160

Media — 0.1%
AMC Entertainment Holdings, Inc. (Class A
Stock)(u)	2,200	69,190
Cinemark Holdings, Inc.(u)	11,000	487,740
DISH Network Corp. (Class A Stock)*(u)	6,000	380,940
Friendfinder Networks, Inc.(original cost $54,485; purchased 05/01/14)*^(f)(g)	641	6,995
Hakuhodo DY Holdings, Inc. (Japan)	11,500	136,793
Mediaset Espana Comunicacion SA (Spain)	11,690	150,711
Mediaset SpA (Italy)	36,997	153,138
Metropole Television SA (France)	1,301	29,035
Modern Times Group MTG AB (Sweden) (Class B Stock)	582	19,460
MSG Networks, Inc. (Class A Stock)*(u)	2,100	49,035
ProSiebenSat.1 Media SE (Germany)	4,797	212,401
Stroeer SE & Co. KGaA (Germany)	847	47,149
TEGNA, Inc.(u)	15,600	399,672
Television Francaise 1 (France)	4,608	55,057
Tokyo Broadcasting System Holdings, Inc. (Japan)	1,200	21,526
Tribune Media Co. (Class A Stock)(u)	2,900	108,083

		2,326,925

Metals & Mining — 0.1%
APERAM SA (Luxembourg)	687	34,253
Aurubis AG (Germany)	2,153	144,365
Boliden AB (Sweden)	8,673	258,155
Freeport-McMoRan, Inc.*(u)	35,400	472,944
Hitachi Metals Ltd. (Japan)	5,000	70,329
Jaguar Mining, Inc. (Canada)*	25,812	12,616
Jaguar Mining, Inc. (Canada)(original cost $97,534; purchased 04/23/14- 08/14/14)*^(f)(g)	142,136	33,455
Nucor Corp.(u)	9,100	543,452
Reliance Steel & Aluminum Co.(u)	3,300	264,066
Southern Arc Minerals, Inc. (Canada)(original cost $39,654; purchased 02/23/11)*(f)(g)	2,450	1,124
Steel Dynamics, Inc.(u)	21,300	740,388
Worthington Industries, Inc.(u)	9,600	432,864

		3,008,011

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AG Mortgage Investment Trust, Inc.(u)	4,400	79,420
Annaly Capital Management, Inc.(u)	50,900	565,499
Chimera Investment Corp.(u)	12,360	249,425
Invesco Mortgage Capital, Inc.(u)	31,200	481,104

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
Two Harbors Investment Corp.(u)	4,600	$44,114

		1,419,562

Multiline Retail — 0.0%
Dillard’s, Inc. (Class A Stock)(u)	700	36,568
Dollar Tree, Inc.*(u)	1,900	149,074
Izumi Co. Ltd. (Japan)	800	35,926
J Front Retailing Co. Ltd. (Japan)	1,400	20,796
Macy’s, Inc.(u)	17,800	527,592
Takashimaya Co. Ltd. (Japan)	8,000	70,123

		840,079

Multi-Utilities — 0.1%
A2A SpA (Italy)	189,382	286,069
Ameren Corp.	346	18,888
CenterPoint Energy, Inc.(u)	6,258	172,533
CMS Energy Corp.	361	16,151
Consolidated Edison, Inc.	377	29,278
Dominion Resources, Inc.	867	67,253
DTE Energy Co.(u)	2,908	296,936
Hera SpA (Italy)	23,716	65,881
MDU Resources Group, Inc.(u)	11,100	303,807
NiSource, Inc.(u)	8,797	209,281
Public Service Enterprise Group, Inc.(u)	14,098	625,246
SCANA Corp.	293	19,148
Sempra Energy	36,847	4,071,594
WEC Energy Group, Inc.	381	23,100

		6,205,165

Oil, Gas & Consumable Fuels — 1.4%
Cheniere Energy Partners LP Holdings LLC	165,169	4,033,428
Cheniere Energy, Inc.*	97,354	4,601,924
ConocoPhillips(u)	8,000	398,960
Devon Energy Corp.(u)	8,000	333,760
Enbridge, Inc. (Canada) (TSX)	86,231	3,612,384
Energen Corp.*(u)	7,000	381,080
Energy Transfer Partners LP	189,903	6,935,258
Idemitsu Kosan Co. Ltd. (Japan)	11,200	389,864
Inpex Corp. (Japan)	22,500	221,872
JX Holdings, Inc. (Japan)	62,500	307,722
Kinder Morgan, Inc.	339,736	7,385,861
Laredo Petroleum, Inc.*(u)	10,100	147,460
Magnum Hunter Resources Corp.*(g)	19,154	219,313
Neste OYJ (Finland)	13,837	541,068
Newfield Exploration Co.*(u)	16,000	590,560
Noble Energy, Inc.(u)	8,000	274,720
Noble Midstream Partners LP, UTS	81,018	4,219,417
ONEOK Partners LP	56,667	3,059,451
ONEOK, Inc.(u)	10,200	565,488
Pacific Exploration and Production Corp. (Colombia)*(a)	12,594	391,673
PBF Energy, Inc. (Class A Stock)(u)	9,200	203,964
Pembina Pipeline Corp. (Canada)(a)	167,803	5,321,033
Plains All American Pipeline LP	209,957	6,636,741
QEP Resources, Inc.*(u)	29,600	376,216
Quicksilver Resources, Inc., Physical Shares(original cost $0; purchased 10/28/16)*^(f)(g)	1,572	13,556
Rice Energy, Inc.*(u)	23,700	561,690

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
SemGroup Corp. (Class A Stock)	77,109	$2,775,924
SM Energy Co.(u)	9,700	232,994
Southwestern Energy Co.*(u)	60,300	492,651
Targa Resources Corp.	104,244	6,244,216
Tesoro Corp.(u)	6,700	543,102
TransCanada Corp. (Canada) (XTSE)	131,189	6,054,118
Valero Energy Corp.(u)	8,500	563,465
Williams Cos., Inc. (The)(u)	311,288	9,211,012
World Fuel Services Corp.(u)	6,400	232,000
WPX Energy, Inc.*(u)	19,500	261,105

		78,335,050

Paper & Forest Products — 0.0%
Clearwater Paper Corp.*(u)	1,300	72,800
Holmen AB (Sweden) (Class B Stock)	1,580	61,474
Stora Enso OYJ (Finland) (Class R Stock)	39,966	472,568
UPM-Kymmene OYJ (Finland)	24,526	575,849

		1,182,691

Personal Products — 0.0%
Avon Products, Inc.*(u)	39,400	173,360
Coty, Inc. (Class A Stock)	698	12,655
Estee Lauder Cos., Inc. (The) (Class A Stock)	330	27,981
Kao Corp. (Japan)(u)	4,300	236,141
Kobayashi Pharmaceutical Co. Ltd. (Japan)	2,500	121,429
Pola Orbis Holdings, Inc. (Japan)	14,000	338,275
Shiseido Co. Ltd. (Japan)	1,000	26,321
USANA Health Sciences, Inc.*(u)	900	51,840

		988,002

Pharmaceuticals — 0.1%
Allergan PLC(u)	1,022	244,175
Astellas Pharma, Inc. (Japan)(u)	37,900	499,860
Bayer AG (Germany)	789	90,904
Bristol-Myers Squibb Co.	2,372	128,989
Daiichi Sankyo Co. Ltd. (Japan)(u)	12,200	275,245
Eli Lilly & Co.	1,481	124,567
Endo International PLC*	309	3,448
H. Lundbeck A/S (Denmark)	4,667	216,612
Hisamitsu Pharmaceutical Co., Inc. (Japan)	500	28,626
Jazz Pharmaceuticals PLC*(u)	2,200	319,286
Johnson & Johnson	3,871	482,133
Kaken Pharmaceutical Co. Ltd. (Japan)(u)	400	22,646
Mallinckrodt PLC*(u)	9,855	439,237
Merck & Co., Inc.	4,019	255,367
Mitsubishi Tanabe Pharma Corp. (Japan)(u)	17,000	354,944
Mylan NV*	669	26,084
Orion OYJ (Finland) (Class B Stock)	4,371	228,011
Otsuka Holdings Co. Ltd. (Japan)	4,200	190,094
Perrigo Co. PLC	289	19,187
Pfizer, Inc.	8,638	295,507
Recordati SpA (Italy)	6,452	218,468
Sawai Pharmaceutical Co. Ltd. (Japan)	2,900	157,447
Shionogi & Co. Ltd. (Japan)(u)	6,400	331,313
STADA Arzneimittel AG (Germany)	1,191	72,946
Sumitomo Dainippon Pharma Co. Ltd. (Japan)(u)	23,600	390,518
Supernus Pharmaceuticals, Inc.*(u)	3,700	115,810

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)(u)	800	$65,139
Zoetis, Inc.(u)	11,195	597,477

		6,194,040

Professional Services — 0.1%
Adecco Group AG (Switzerland)(u)	12,846	912,362
DKSH Holding AG (Switzerland)	900	69,714
ICF International, Inc.*(u)	1,600	66,080
Insperity, Inc.(u)	3,400	301,410
ManpowerGroup, Inc.(u)	800	82,056
Navigant Consulting, Inc.*(u)	4,000	91,440
Randstad Holding NV (Netherlands)	10,165	586,437
RELX NV (United Kingdom)	3,503	64,986
Resources Connection, Inc.(u)	1,900	31,825
Temp Holdings Co. Ltd. (Japan)	7,900	148,125
Wolters Kluwer NV (Netherlands)	7,113	295,207

		2,649,642

Real Estate Management & Development — 0.0%
CBRE Group, Inc. (Class A Stock)*(u)	6,200	215,698
Marcus & Millichap, Inc.*(u)	3,300	81,114

		296,812

Road & Rail — 0.5%
Central Japan Railway Co. (Japan)	800	130,672
CSX Corp.	172,884	8,047,750
DSV A/S (Denmark)	3,510	181,702
Genesee & Wyoming, Inc. (Class A Stock)*	73,810	5,008,747
Hertz Global Holdings, Inc.*(u)	11,100	194,694
Jack Cooper Holdings Corp.*^(g)	250	—
Landstar System, Inc.(u)	3,300	282,645
Nagoya Railroad Co. Ltd. (Japan)	30,000	135,290
Nippon Express Co. Ltd. (Japan)	75,000	386,046
Norfolk Southern Corp.	30,652	3,432,104
Union Pacific Corp.	72,557	7,685,237

		25,484,887

Semiconductors & Semiconductor Equipment — 0.1%
Advanced Energy Industries, Inc.*(u)	8,100	555,336
Advantest Corp. (Japan)	3,600	67,279
Amkor Technology, Inc.*(u)	8,500	98,515
Applied Materials, Inc.(u)	19,000	739,100
ASM International NV (Netherlands)	4,028	225,865
ASML Holding NV (Netherlands)	688	91,293
Cirrus Logic, Inc.*(u)	1,000	60,690
Dialog Semiconductor PLC (United Kingdom)*	5,403	275,591
Disco Corp. (Japan)(u)	900	137,425
Entegris, Inc.*(u)	5,800	135,720
Infineon Technologies AG (Germany)	16,850	344,876
MKS Instruments, Inc.(u)	1,100	75,625
Monolithic Power Systems, Inc.(u)	2,800	257,880
Power Integrations, Inc.(u)	1,900	124,925
QUALCOMM, Inc.(u)	9,800	561,932
Renesas Electronics Corp. (Japan)*	14,200	149,392
Rohm Co. Ltd. (Japan)	1,100	73,232
Semtech Corp.*(u)	2,500	84,500
STMicroelectronics NV (Switzerland)	40,714	625,173
Texas Instruments, Inc.(u)	8,100	652,536

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Tokyo Electron Ltd. (Japan)	3,400	$372,220
Ultra Clean Holdings, Inc.*(u)	7,300	123,151
Versum Materials, Inc.*(u)	2,000	61,200
Xperi Corp.(u)	9,800	332,710

		6,226,166

Software — 0.1%
Adobe Systems, Inc.*(u)	4,300	559,559
Aspen Technology, Inc.*(u)	6,000	353,520
Atlassian Corp. PLC (Australia) (Class A Stock)*(u)	1,700	50,915
Barracuda Networks, Inc.*(u)	5,100	117,861
CDK Global, Inc.(u)	11,100	721,611
Electronic Arts, Inc.*(u)	6,900	617,688
Fortinet, Inc.*(u)	6,200	237,770
Gemalto NV (Netherlands)	2,647	147,666
Globant SA*(u)	3,100	112,840
GungHo Online Entertainment, Inc. (Japan)	24,800	55,368
Intuit, Inc.(u)	5,500	637,945
Konami Holdings Corp. (Japan)	4,800	203,877
Manhattan Associates, Inc.*(u)	9,700	504,885
MicroStrategy, Inc. (Class A Stock)*(u)	300	56,340
Nuance Communications, Inc.*(u)	17,000	294,270
Oracle Corp. (Japan)	2,500	143,323
Progress Software Corp.(u)	7,100	206,255
Red Hat, Inc.*(u)	7,400	640,100
SAP SE (Germany)	3,436	337,100
Software AG (Germany)	4,618	182,428
Square Enix Holdings Co. Ltd. (Japan)	8,300	235,611
Synopsys, Inc.*(u)	10,200	735,726
Temenos Group AG (Switzerland)*(u)	3,484	276,716

		7,429,374

Specialty Retail — 0.1%
ABC-Mart, Inc. (Japan)	500	29,306
Asbury Automotive Group, Inc.*(u)	2,600	156,260
Burlington Stores, Inc.*(u)	7,100	690,759
Dick’s Sporting Goods, Inc.(u)	9,100	442,806
Express, Inc.*(u)	19,700	179,467
Francesca’s Holdings Corp.*(u)	9,500	145,825
GameStop Corp. (Class A Stock)(u)	6,700	151,085
Genesco, Inc.*(u)	800	44,360
GNC Holdings, Inc. (Class A Stock)(u)	5,500	40,480
Hikari Tsushin, Inc. (Japan)	1,900	185,519
Michaels Cos., Inc. (The)*(u)	5,200	116,428
Murphy USA, Inc.*(u)	1,600	117,472
Nitori Holdings Co. Ltd. (Japan)	1,600	203,199
Penske Automotive Group, Inc.(u)	4,200	196,602
Shimamura Co. Ltd. (Japan)(u)	2,200	291,642
Staples, Inc.(u)	38,700	339,399
Ulta Beauty, Inc.*(u)	2,200	627,506
Yamada Denki Co. Ltd. (Japan)(u)	53,900	269,453

		4,227,568

Technology Hardware, Storage & Peripherals — 0.0%
Brother Industries Ltd. (Japan)	22,200	464,251
FUJIFILM Holdings Corp. (Japan)	5,200	203,829
HP, Inc.(u)	13,900	248,532
Konica Minolta, Inc. (Japan)	1,500	13,454

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
NCR Corp.*(u)	13,200	$602,976
Seagate Technology PLC(u)	10,900	500,637
Seiko Epson Corp. (Japan)	7,800	164,572
Super Micro Computer, Inc.*(u)	3,300	83,655

		2,281,906

Textiles, Apparel & Luxury Goods — 0.0%
adidas AG (Germany)	1,400	266,326
Kate Spade & Co.*(u)	8,100	188,163
Lululemon Athletica, Inc.*(u)	8,500	440,895
Moncler SpA (Italy)	10,865	238,013

		1,133,397

Thrifts & Mortgage Finance — 0.0%
Essent Group Ltd.*(u)	2,800	101,276
First Defiance Financial Corp.(u)	1,300	64,363
Walker & Dunlop, Inc.*(u)	2,100	87,549

		253,188

Tobacco — 0.0%
Altria Group, Inc.	2,745	196,048
Philip Morris International, Inc.	2,215	250,074
Reynolds American, Inc.	1,188	74,868
Swedish Match AB (Sweden)	7,966	258,886

		779,876

Trading Companies & Distributors — 0.1%
Applied Industrial Technologies, Inc.(u)	2,000	123,700
Brenntag AG (Germany)	900	50,442
HD Supply Holdings, Inc.*(u)	17,400	715,575
ITOCHU Corp. (Japan)(u)	20,200	287,574
Marubeni Corp. (Japan)	23,600	145,776
Mitsubishi Corp. (Japan)	6,000	130,035
Mitsui & Co. Ltd. (Japan)	3,500	50,827
MRC Global, Inc.*(u)	30,700	562,731
Rexel SA (France)	8,290	150,521
Sojitz Corp. (Japan)	104,400	262,350
Sumitomo Corp. (Japan)	15,100	203,712
Toyota Tsusho Corp. (Japan)	1,600	48,564
WESCO International, Inc.*(u)	1,800	125,190

		2,856,997

Transportation Infrastructure — 0.8%
Aena SA (Spain), 144A	31,696	5,009,865
Aeroports de Paris (France)	49,847	6,158,415
Atlantia SpA (Italy)	279,027	7,198,166
CCR SA (Brazil)	852,374	4,914,505
EcoRodovias Infraestrutura e Logistica SA (Brazil)	1,367,924	3,936,943
Flughafen Zuerich AG (Switzerland)	29,416	6,267,310
Fraport AG Frankfurt Airport Services Worldwide (Germany)	1,134	80,243
Groupe Eurotunnel SE (France)	8,764	88,184
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)	139,438	2,415,741
Kamigumi Co. Ltd. (Japan)	14,000	121,331
Transurban Group (Australia)	962,934	8,583,503

		44,774,206

	Shares	Value
COMMON STOCKS (Continued)
Water Utilities — 0.2%
American Water Works Co., Inc.	41,521	$3,229,088
Cia de Saneamento do Parana (Brazil) (PRFC)	513,173	1,803,138
Cia de Saneamento do Parana (Brazil) (PRFC), 144A(g)	988,156	3,472,087
SJW Group(u)	900	43,398

		8,547,711

Wireless Telecommunication Services — 0.0%
Freenet AG (Germany)	1,198	38,942
KDDI Corp. (Japan)	1,200	31,561
SoftBank Group Corp. (Japan)	2,900	205,654
Telephone & Data Systems, Inc.(u)	4,800	127,248

		403,405

TOTAL COMMON STOCKS (cost $395,756,612)		442,222,026

PREFERRED STOCK — 0.0%
Energy Equipment & Services — 0.0%
Sanchez Energy Corp. (PRFC)* (cost $44,451)	1,000	35,940

	Units
RIGHTS* — 0.0%
Biotechnology — 0.0%
Ambit Biosciences Corp., CVR(original cost $0; purchased 11/12/14)^(f)(u)	11,080	11,814
Chelsea Therapeutics International Ltd., Escrow Shares, CVR (Ireland)(original cost $23,695; purchased 06/24/14)^(f)(u)	296,186	23,695
Durata Therapeutics, Inc., CVR (original cost $0; purchased 11/19/14)^(f)(u)	19,543	5,491

		41,000

Capital Markets — 0.0%
Barington/Hilco Acquisition Corp.(u)	58,260	20,682
Pacific Special Acquisition Corp. (China)(u)	24,800	10,540

		31,222

Health Care Equipment & Supplies — 0.0%
American Medical Alert Corp., CVR^(g)	27,759	3

TOTAL RIGHTS (cost $46,133)		72,225

	Shares
UNAFFILIATED EXCHANGE TRADED
FUNDS — 1.5%
Energy Select Sector SPDR Fund(a)	550,000	38,445,000
Financial Select Sector SPDR Fund	1,100,000	26,103,000
iShares iBoxx $ Investment Grade Corporate Bond	106,000	12,498,459
iShares JPMorgan USD Emerging Markets Bond	100	11,370
SPDR Bloomberg Barclays High Yield Bond(a)	127,500	4,708,575

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $83,755,324)		81,766,404

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Units	Value
WARRANTS* — 0.0%
Aerospace & Defense — 0.0%
Tempus Applied Solutions Holdings, Inc., expiring 12/19/17(g)	65,070	$361

Biotechnology — 0.0%
Bioptix, Inc., expiring 05/24/18(g)	2,700	135

Capital Markets — 0.0%
Acasta Enterprises, Inc. (Canada), expiring 09/08/20.	61,415	52,647
Barington/Hilco Acquisition Corp., expiring 02/11/18(u)	55,349	9,409
Education Management Corp., expiring 10/01/21^(g)	1,339,182	—
Gibraltar Growth Corp. (Canada), expiring 11/11/20.	126,000	40,268
Harmony Merger Corp., expiring 01/01/21	40,367	20,184
Jensyn Acquisition Corp., expiring 04/26/21(g)(u)	25,000	6,748
Origo Acquisition Corp., expiring 12/17/21	24,500	2,734
Pacific Special Acquisition Corp. (China),expiring 10/27/20(u)	22,100	7,669

		139,659

Chemicals — 0.0%
AgroFresh Solutions, Inc., expiring 02/19/19(u)	30,500	7,930
Delta Technology Holdings Ltd. (China),expiring 12/18/17(u)	53,482	3,356

		11,286

Construction & Engineering — 0.0%
Limbach Holdings, Inc., expiring 07/21/20	23,936	51,223

Distributors — 0.0%
KBS Fashion Group Ltd., expiring 01/22/18^(g)	5,387	—

Diversified Financial Services — 0.0%
RMG Networks Holding Corp., expiring 04/08/18(g)	79,900	875

Energy Equipment & Services — 0.0%
Glori Energy, Inc., expiring 07/25/19(g)	26,400	69

Food Products — 0.0%
Pingtan Marine Enterprise Ltd., expiring 02/26/18(g)	45,000	2,948

Internet Software & Services — 0.0%
Net Element, Inc., expiring 10/02/17(g)	28,804	—

Pharmaceuticals — 0.0%
Pluristem Therapeutics, Inc., expiring 09/19/17(g)	6,750	—

Semiconductors & Semiconductor Equipment — 0.0%
GT Advanced Technologies, Inc.^(g)	162	—

TOTAL WARRANTS (cost $323,127)		206,556

Interest Rate	Maturity Date		Principal Amount (000)#		Value
ASSET-BACKED SECURITIES — 0.5%
Collateralized Debt Obligations — 0.0%
Venture VIII CDO Ltd.,
Series 2007-8A, Class A1A, 144A
1.321%(c)	07/22/21			556	$554,657

Collateralized Loan Obligations — 0.0%
Cadogan Square CLO III BV (Netherlands),
Series 3A, Class A, 144A
0.000%(c)	01/17/23		EUR	10	10,182
Community Funding CLO (Cayman Islands),
Series 2015-1A, Class A, 144A
5.750%	11/01/27	(g)		330	334,906
Gallatin CLO VII Ltd. (Cayman Islands),
Series 2014-1A, Class A, 144A
2.293%(c)	07/15/23			449	448,588
Hillmark Funding Ltd. (Cayman Islands),
Series 2006-1A, Class A1, 144A
1.302%(c)	05/21/21			120	119,587
Octagon Investment Partners XII Ltd. (Cayman Islands),
Series 2012-1A, Class AR, 144A
2.304%(c)	05/05/23			307	307,084
Penta CLO 1 SA (Luxembourg),
Series 2007-1X, Class A1, RegS
0.001%(c)	06/04/24		EUR	25	27,140
Stoney Lane Funding I Corp.,
Series 2007-1A, Class A1, 144A
1.263%(c)	04/18/22			314	312,967

					1,560,454

Non-Residential Mortgage-Backed Securities — 0.2%
Ally Auto Receivables Trust,
Series 2017-2, Class A2
1.490%	11/15/19^			1,000	999,904
Ally Master Owner Trust,
Series 2017-1, Class A
1.177%(c)	02/15/21			800	801,651
AmeriCredit Automobile Receivables Trust,
Series 2017-1, Class A1
0.920%	02/20/18			611	610,636
Applebee’s Funding LLC IHOP Funding LLC,
Series 2014-1, Class A2, 144A
4.277%	09/05/44			640	626,856
Ford Credit Auto Lease Trust 2017-A,
Series 2017-A, Class A2A
1.560%	11/15/19			300	299,958
Series 2017-A, Class A2B
1.116%(c)	11/15/19			700	699,976
GM Financial Automobile Leasing Trust,
Series 2017-1, Class A2A
1.670%	09/20/19			600	600,150
Navient Student Loan Trust,
Series 2016-7A, Class A, 144A
2.132%(c)	03/25/66			391	394,533
Nelnet Student Loan Trust,
Series 2008-3, Class A4
2.702%(c)	11/25/24			353	361,086
Nissan Auto Receivables Owner Trust,
Series 2016-B, Class A2B
1.212%(c)	04/15/19			1,444	1,445,629

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 144A
2.470%	09/18/24		383	$383,643
Santander Drive Auto Receivables Trust,
Series 2017-1, Class A2
1.490%	02/18/20		700	699,608
Securitized Term Auto Receivables Trust (Canada),
Series 2017-1A, Class A2A, 144A
1.510%	04/25/19		700	699,255
SLM Student Loan Trust,
Series 2006-1, Class A5
1.148%(c)	07/26/21		380	373,573
Series 2008-5, Class A4
2.738%(c)	07/25/23		309	315,625
Westlake Automobile Receivables Trust,
Series 2017-1A, Class A2, 144A
1.780%	04/15/20	(g)	700	700,423

				10,012,506

Residential Mortgage-Backed Securities — 0.3%
Argent Securities Trust,
Series 2006-W1, Class A2D
1.282%(c)	03/25/36		491	373,808
Asset-Backed Pass-Through Certificates,
Series 2005-R4, Class M5
1.632%(c)	07/25/35		800	660,312
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-HE3, Class 1A2
1.182%(c)	04/25/37		341	368,833
CIT Mortgage Loan Trust,
Series 2007-1, Class 1A, 144A
2.332%(c)	10/25/37		1,536	1,525,199
Series 2007-1, Class 1M1, 144A
2.482%(c)	10/25/37		860	761,235
Citigroup Mortgage Loan Trust,
Series 2007-AMC2, Class A3A
1.062%(c)	01/25/37		857	549,122
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH2, Class A3
1.202%(c)	08/25/36		1,000	965,659
Countrywide Asset-Backed Certificates Trust,
Series 2005-17, Class MV1
1.442%(c)	05/25/36		1,000	874,090
Series 2006-15, Class A6
4.880%(c)	10/25/46		218	196,015
FFMLT Trust,
Series 2005-FF8, Class M2
1.502%(c)	09/25/35		600	543,590
GSAA Trust,
Series 2006-7, Class AF2
5.995%(c)	03/25/46		1,911	1,344,969
GSAMP Trust,
Series 2007-NC1, Class A2C
1.132%(c)	12/25/46		961	593,673
MASTR Asset-Backed Securities Trust,
Series 2006-NC2, Class A3
1.092%(c)	08/25/36		1,572	845,933

Interest Rate	Maturity Date		Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2005-FM1, Class M3
1.492%(c)	05/25/35		1,800	$1,539,972
RASC Trust,
Series 2006-KS3, Class M1
1.312%(c)	04/25/36		100	87,341
Soundview Home Loan Trust,
Series 2006-3, Class A4
1.232%(c)	11/25/36		1,500	1,099,497
Structured Asset Securities Corp. Trust,
Series 2005-SC1, Class 1A2, 144A
7.374%(c)	05/25/31		933	812,318
U.S. Residential Opportunity Fund II Trust,
Series 2016-3II, Class A, 144A
3.598%	10/27/36		179	178,268
Volt LV LLC,
Series 2017-NLP2, Class A1, 144A
3.500%	03/25/47		100	100,054
VOLT XIX LLC,
Series 2014-NP11, Class A1, 144A
3.875%	04/25/55		185	185,113
VOLT XLII LLC,
Series 2016-NPL2, Class A1, 144A
4.250%	03/26/46		647	651,791
WaMu Asset-Backed Certificates Trust,
Series 2007-HE2, Class 2A3
1.232%(c)	04/25/37		1,734	826,056

				15,082,848

TOTAL ASSET-BACKED SECURITIES (cost $27,168,684)				27,210,465

BANK LOAN(c) —0.0%
Oil & Gas — 0.0%
Magnum Hunter Resources Corp.,
Term Loan
(cost $31,265)
8.000%	05/06/19^(g)		32	31,892

COMMERCIAL MORTGAGE-BACKED SECURITIES —0.2%
BAMLL Mezzanine Securities Trust,
Series 2014-INMZ, Class MZB, 144A
9.392%(c)	12/15/19^		1,000	977,825
BLCP Hotel Trust,
Series 2014-CLMZ, Class M, 144A
6.640%(c)	08/15/29		1,480	1,496,921
Business Mortgage Finance 7 PLC (United Kingdom),
Series 7X, Class A1, RegS
2.358%(c)	02/15/41	GBP	439	524,396
Commercial Mortgage Trust,
Series 2015-CR26, Class ASB
3.373%	10/10/48		2,000	2,059,678
CSMC Trust,
Series 2010-UD1, Class A, 144A
5.873%(c)	12/16/49^		49	49,170
DBRR Trust,
Series 2011-C32, Class A3A, 144A
8.200%(c)	06/17/49		15	15,255

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae-Aces,
Series 2010-M7, Class FA
1.371%(c)	11/25/20	824	$826,428
FHLMC Multifamily Structured Pass-Through Certificates,
Series KF12, Class A
1.478%(c)	09/25/22	2,888	2,904,261
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class XA, IO
2.278%(c)	11/10/45	1,303	98,035
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2, Class A3, 144A
4.070%	11/15/43	1,200	1,260,862
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class AJ
5.452%(c)	09/15/39	166	146,435
RBSCF Trust,
Series 2010-RR4, Class CMLA, 144A
6.096%(c)	12/16/49	41	41,065
Vornado DP LLC Trust,
Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28	600	634,804
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23, Class G, 144A
5.477%(c)	01/15/45	1,260	1,178,323
Series 2006-C26, Class AJ
6.087%(c)	06/15/45	1,160	847,398

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $13,116,942)			13,060,856

CONVERTIBLE BONDS — 0.0%
Banks — 0.0%
First Banks, Inc.,
(original cost $73,850; purchased 08/09/13)*^(f)
9.000%	12/31/49(g)	211	64,083

Healthcare-Products — 0.0%
China Medical Technologies, Inc. (China),
Sr. Unsec’d. Notes, 144A(d)
6.250%	12/15/16	450	4,865

Leisure Products — 0.0%
SouthPeak Interactive Corp.,
(original cost $500,000; purchased 09/01/10)(d)(f)
24.000%	12/31/50^(g)	500	28,087

TOTAL CONVERTIBLE BONDS (cost $1,030,603)			97,035

CORPORATE BONDS — 4.2%
Agriculture — 0.0%
Reynolds American, Inc.,
Gtd. Notes
6.150%	09/15/43	30	36,158

Airlines — 0.0%
Spirit Airlines Pass-Through Trust,
Pass-Through Certificates
4.100%	10/01/29	1,449	1,478,061

Auto Components — 0.0%

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Auto Components (cont’d.)
Exide Technologies Escrow Shares,
Notes
2.526%	12/31/99^(g)		2,750	$—

Auto Manufacturers — 0.1%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.724%	12/06/17		200	199,997
Sr. Unsec’d. Notes, MTN
2.589%(c)	01/08/19		1,900	1,934,436
Hyundai Capital America,
Sr. Unsec’d. Notes, MTN, 144A
2.000%	07/01/19		500	495,510
Volkswagen Bank GmbH (Germany),
Sr. Unsec’d. Notes, EMTN, RegS
0.081%(c)	11/27/17	EUR	1,500	1,599,290

				4,229,233

Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.625%	10/15/22(a)		130	133,900
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.000%	05/31/26		70	71,750
5.125%	11/15/23		60	62,550
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, PIK, 144A
4.750%	09/15/26		200	195,000
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.500%	04/29/22		280	291,550

				754,750

Banks — 2.0%
ABN AMRO Bank NV (Netherlands),
Jr. Sub. Notes, RegS
5.750%(c)	12/29/49	EUR	700	771,965
BAC Capital Trust XIV,
Ltd. Gtd. Notes
4.000%(c)	09/29/49		3,330	2,717,280
Banca Carige SpA (Italy),
Covered Bonds, EMTN, RegS
3.875%	10/24/18	EUR	1,400	1,557,618
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes, RegS
8.875%(c)	12/29/49	EUR	400	466,748
9.000%(c)	05/29/49		1,000	1,048,050
Sub. Notes, 144A
4.875%	04/21/25		420	429,450
Banco del Estado de Chile (Chile),
Sr. Unsec’d. Notes, MTN, 144A
3.875%	02/08/22		200	207,313
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, MTN, 144A
3.750%	07/25/18	EUR	900	988,842
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, EMTN, RegS(d)
4.000%	01/21/19	EUR	700	216,561

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Banco Nacional de Comercio Exterior SNC (Mexico),
Sr. Unsec’d. Notes, 144A
4.375%	10/14/25		1,325	$1,346,531
Sub. Notes, 144A
3.800%(c)	08/11/26		800	784,000
Banco Nacional de Costa Rica (Costa Rica),
Sr. Unsec’d. Notes, 144A
5.875%	04/25/21		420	427,350
Banco Popular Espanol SA (Spain),
Covered Bonds, EMTN
3.500%	09/11/17	EUR	500	542,133
Banco Santander SA (Spain),
Jr. Sub. Notes, RegS
6.375%(c)	05/29/49		1,200	1,188,101
Bank of America Corp.,
Jr. Sub. Notes
5.200%(c)	06/01/33(a)		460	458,850
6.100%(c)	12/31/49		170	180,115
6.250%(c)	09/29/49		580	610,450
6.500%(c)	10/29/49		230	250,988
Sr. Unsec’d. Notes, MTN
2.250%	04/21/20		2,019	2,013,650
4.000%	04/01/24		900	933,118
6.875%	04/25/18(a)		2,000	2,104,466
Bank of America NA,
Sr. Unsec’d. Notes
1.750%	06/05/18(a)		1,300	1,303,316
Bank of Nova Scotia (The) (Canada),
Covered Bonds
1.875%	04/26/21		1,800	1,764,629
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan),
Sr. Unsec’d. Notes, 144A
1.450%	09/08/17		3,500	3,496,959
Barclays Bank PLC (United Kingdom),
Sub. Notes
7.625%	11/21/22		200	218,740
Barclays PLC (United Kingdom),
Jr. Sub. Notes
6.500%(c)	12/29/49	EUR	600	650,502
8.000%(c)	12/15/49	EUR	700	808,370
Sr. Unsec’d. Notes
3.144%(c)	08/10/21		800	834,623
BBVA Banco Continental SA (Peru),
Sub. Notes, 144A
5.250%(c)	09/22/29		120	126,300
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
7.375%(c)	12/29/49		200	205,500
7.625%(c)	12/29/49		240	255,000
Jr. Sub. Notes, RegS
6.125%(c)	12/29/49	EUR	739	831,696
BPCE SA (France),
Gtd. Notes, MTN
1.778%(c)	06/17/17		1,600	1,601,725
Sub. Notes, EMTN, RegS
2.750%(c)	11/30/27	EUR	700	769,171
Citigroup, Inc.,
Jr. Sub. Notes
5.350%(c)	05/29/49		460	460,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
5.950%(c)	12/29/49	2,140	$2,228,296
6.300%(c)	12/29/49	200	208,500
8.400%(c)	04/29/49	800	848,000
Sr. Unsec’d. Notes
1.554%(c)	05/01/17	2,000	2,000,736
1.919%(c)	07/30/18	800	805,674
8.125%	07/15/39	84	123,284
Sub. Notes
4.450%	09/29/27	500	506,022
4.600%	03/09/26	350	359,423
5.300%	05/06/44	209	223,813
Commerzbank Finance & Covered Bond SA (Luxembourg),
Covered Bonds
4.250%	06/04/18	EUR 2,000	2,235,350
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
5.750%	12/01/43	300	344,623
Sr. Unsec’d. Notes
1.370%(c)	04/28/17	1,900	1,900,471
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
8.125%(c)	12/29/49	200	213,000
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.314%(c)	04/16/21	1,100	1,153,963
4.875%	05/15/45	290	295,085
Danske Bank A/S (Denmark),
Jr. Sub. Notes, EMTN, RegS
5.875%(c)	10/29/49	EUR 660	756,897
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 144A
4.250%	10/14/21	900	922,386
Goldman Sachs Capital II,
Ltd. Gtd. Notes
4.000%(c)	12/29/49	42	35,135
Goldman Sachs Capital III,
Ltd. Gtd. Notes
4.000%(c)	09/29/49	27	22,140
Goldman Sachs Group Inc/The,
Sub. Notes
5.150%	05/22/45	240	252,176
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.331%(c)	09/15/20	500	507,241
4.750%	10/21/45	100	105,355
Sub. Notes
4.250%	10/21/25	90	91,738
6.750%	10/01/37	850	1,048,847
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.375%(c)	12/29/49	260	264,550
Sr. Unsec’d. Notes
4.300%	03/08/26	250	260,597
ICICI Bank Ltd. (India),
Jr. Sub. Notes, RegS
6.375%(c)	04/30/22	620	620,000
ING Bank NV (Netherlands),
Covered Bonds, MTN, 144A
2.625%	12/05/22	300	298,958

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
ING Groep NV (Netherlands),
Sub. Notes, EMTN, RegS
2.500%(c)	02/15/29	EUR	400	$434,995
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.550%	10/29/20		1,200	1,205,347
Sr. Unsec’d. Notes, MTN
1.588%(c)	04/25/18		1,900	1,907,853
KBC Bank NV (Belgium),
Sub. Notes, RegS
8.000%(c)	01/25/23		800	837,759
KBC Group NV (Belgium),
Sub. Notes, EMTN, RegS
1.875%(c)	03/11/27	EUR	400	432,196
Lloyds Bank PLC (United Kingdom),
Covered Bonds, EMTN, RegS
5.125%	03/07/25	GBP	300	475,899
Jr. Sub. Notes, 144A
12.000%(c)	12/29/49		600	804,600
Nykredit Realkredit A/S (Denmark),
Covered Bonds
1.000%	04/01/17	DKK	2,000	286,806
1.000%	07/01/17	DKK	1,600	230,081
1.000%	04/01/18	DKK	18,100	2,631,736
2.000%	04/01/17	DKK	5,600	802,968
2.000%	07/01/17	DKK	4,500	648,972
2.000%	10/01/17	DKK	2,400	348,312
2.000%	04/01/18	DKK	9,000	1,322,468
3.000%	10/01/47	DKK	87	13,034
Covered Bonds, RegS
2.500%	10/01/47	DKK	1,328	193,733
Notes
1.000%	04/01/17	DKK	24,300	3,484,696
Realkredit Danmark A/S (Denmark),
Covered Bonds
1.000%	04/01/17	DKK	9,000	1,289,975
1.000%	01/01/18	DKK	18,300	2,652,734
1.000%	04/01/18	DKK	300	43,620
2.000%	04/01/17	DKK	16,000	2,294,030
Covered Bonds, MTN
2.500%	10/01/47	DKK	957	139,784
Sec’d. Notes
1.000%	04/01/17	DKK	115,100	16,497,348
Royal Bank of Scotland Group PLC (United Kingdom),
Jr. Sub. Notes
8.625%(c)	12/29/49		200	208,500
Sub. Notes
5.125%	05/28/24		1,280	1,294,344
6.000%	12/19/23		510	539,072
6.100%	06/10/23		600	637,615
6.125%	12/15/22		160	169,428
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes, EMTN
6.934%	04/09/18	EUR	300	340,812
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia),
Sr. Unsec’d. Notes, RegS
5.298%	12/27/17		200	203,846
6.299%	05/15/17		160	160,682

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
7.750%	05/29/18		330	$348,975
Sub. Notes, RegS
8.500%	10/16/23		2,040	2,315,399
Santander UK Group Holdings PLC (United Kingdom),
Jr. Sub. Notes, RegS
7.375%(c)	12/29/49	GBP	800	1,047,422
Sub. Notes, MTN, 144A
4.750%	09/15/25		200	199,565
Societe Generale SA (France),
Sub. Notes, RegS
2.500%(c)	09/16/26	EUR	700	764,932
Stadshypotek AB (Sweden),
Covered Bonds, MTN
4.250%	10/10/17	AUD	900	694,411
Standard Chartered PLC (United Kingdom),
Sub. Notes, 144A
5.700%	03/26/44		600	618,678
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
2.050%	03/06/19		700	698,973
TC Ziraat Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, MTN, 144A
4.750%	04/29/21		760	745,762
Toronto-Dominion Bank (The) (Canada),
Covered Bonds, 144A
2.250%	03/15/21		400	399,089
UBS AG (Switzerland),
Sub. Notes
7.625%	08/17/22		700	809,340
UBS Group AG (Switzerland),
Jr. Sub. Notes, RegS
5.750%(c)	12/29/49	EUR	400	461,328
UBS Group Funding Jersey Ltd. (Switzerland),
Gtd. Notes, 144A
2.650%	02/01/22		600	588,221
2.803%(c)	04/14/21		200	206,788
Wachovia Capital Trust III,
Ltd. Gtd. Notes
5.570%(c)	03/29/49(a)		4,828	4,830,897
Wells Fargo & Co.,
Jr. Sub. Notes
5.875%(c)	12/29/49		318	342,786
Sr. Unsec’d. Notes
2.269%(c)	10/31/23		700	712,840
Sr. Unsec’d. Notes, MTN
3.550%	09/29/25		220	221,627
Sub. Notes, MTN
4.400%	06/14/46		260	251,804
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
1.850%	11/26/18		1,000	1,004,025

				110,998,477

Beverages — 0.0%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26(a)		440	444,928
4.900%	02/01/46		450	486,326

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Beverages (cont’d.)
Constellation Brands, Inc.,
Gtd. Notes
4.750%	11/15/24	40	$43,085
Cott Holdings, Inc. (Canada),
Gtd. Notes, 144A
5.500%	04/01/25	60	61,068
Pernod Ricard SA (France),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/42	200	230,384

			1,265,791

Building Materials — 0.0%
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
9.375%	10/12/22	280	302,540

Chemicals — 0.0%
Braskem Finance Ltd. (Brazil),
Gtd. Notes, RegS
7.250%	06/05/18	100	105,125
Equate Petrochemical BV (Kuwait),
Gtd. Notes, MTN, 144A
4.250%	11/03/26	200	200,008
Mexichem SAB de CV (Mexico),
Gtd. Notes, 144A
5.875%	09/17/44	470	460,600
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
4.500%	10/22/25	700	689,675

			1,455,408

Commercial Services — 0.1%
ERAC USA Finance LLC,
Sr. Unsec’d. Notes, 144A
4.500%	08/16/21	500	532,512
Experian Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.375%	06/15/17	1,800	1,802,302
Mersin Uluslararasi Liman Isletmeciligi A/S (Turkey),
Sr. Unsec’d. Notes, 144A
5.875%	08/12/20	490	512,736
United Rentals North America, Inc.,
Gtd. Notes
5.750%	11/15/24(a)	220	229,350
5.875%	09/15/26	50	52,125
Wesleyan University,
Unsec’d. Notes
4.781%	07/01/2116	140	129,637

			3,258,662

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
3.850%	08/04/46	140	133,551
Compiler Finance Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	05/01/21(g)	100	50,000
Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
Sr. Sec’d. Notes, 144A
3.480%	06/01/19	510	522,603

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Computers (cont’d.)
4.420%	06/15/21		430	$449,670
5.450%	06/15/23		800	863,210

				2,019,034

Construction & Engineering — 0.0%
MMC Energy, Inc., Escrow Shares,
First Lien(d)
8.875%	10/15/20^(g)		950	—

Diversified Financial Services — 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
4.625%	10/30/20		100	105,681
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31		50	59,375
Sr. Unsec’d. Notes
3.600%	05/21/18		400	405,000
Bear Stearns Cos. LLC (The),
Gtd. Notes
7.250%	02/01/18		300	313,537
BRFkredit A/S (Denmark),
Covered Bonds
2.000%	10/01/17	DKK	1,000	145,130
2.000%	04/01/18	DKK	13,300	1,951,045
2.500%	10/01/47	DKK	193	28,237
4.000%	01/01/18	DKK	25,200	3,734,429
Notes
1.000%	01/01/18	DKK	19,600	2,838,520
CIT Group, Inc.,
Sr. Unsec’d. Notes
3.875%	02/19/19		500	511,875
5.000%	08/01/23		460	479,550
5.250%	03/15/18		200	205,375
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19		450	473,063
6.625%	04/01/18		200	208,250
Fondo MIVIVIENDA SA (Peru),
Sr. Unsec’d. Notes, 144A
3.500%	01/31/23		830	836,225
GE Capital Australia Funding Pty Ltd.,
Gtd. Notes, MTN
4.500%	01/30/18	AUD	1,900	1,476,255
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.660%(c)	12/21/65		630	595,350
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	04/01/19		600	639,467
6.250%	05/15/19		800	861,993
Navient Corp.,
Sr. Unsec’d. Notes, MTN
5.500%	01/15/19		200	207,200
8.450%	06/15/18		450	479,250
Nordea Kredit Realkreditaktieselskab (Denmark),
Covered Bonds
1.000%	10/01/17	DKK	800	115,536
2.000%	10/01/17	DKK	4,900	711,138
2.000%	10/01/17	DKK	1,300	188,669
2.500%	10/01/47	DKK	287	40,065

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
OneMain Financial Holdings LLC,
Gtd. Notes, 144A
6.750%	12/15/19(a)		300	$313,500
7.250%	12/15/21		200	209,500
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.750%	05/01/25		120	117,900
Synchrony Financial,
Sr. Unsec’d. Notes
2.438%(c)	11/09/17		100	100,558

				18,351,673

Electric — 0.1%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26		170	172,550
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24		580	596,530
6.125%	06/16/45		340	349,350
Enel Finance International NV (ITALY),
Gtd. Notes, 144A
6.000%	10/07/39		300	341,917
FirstEnergy Corp.,
Sr. Unsec’d. Notes
7.375%	11/15/31		600	782,007
Majapahit Holding BV (Indonesia),
Gtd. Notes, RegS
7.750%	01/20/20		550	620,510
Pampa Energia SA (Argentina),
Sr. Unsec’d. Notes, 144A
7.500%	01/24/27		750	759,563
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
5.500%	11/22/21		850	923,355
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes, 144A
3.125%	05/22/23		600	604,232
Three Gorges Finance I Cayman Islands Ltd. (China),
Gtd. Notes, 144A
3.700%	06/10/25		1,140	1,162,313

				6,312,327

Engineering & Construction — 0.1%
CRCC Yuxiang Ltd. (China),
Gtd. Notes, RegS
3.500%	05/16/23		400	403,774
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26		320	324,400
5.500%	10/31/46		1,790	1,762,613

				2,490,787

Foods — 0.0%
Kraft Heinz Foods Co.,
Gtd. Notes
5.200%	07/15/45		90	93,938
Gtd. Notes, RegS
4.125%	07/01/27	GBP	420	586,543

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Foods (cont’d.)
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	11/01/26	60	$61,200
Marfrig Holdings Europe BV (Brazil),
Gtd. Notes, 144A
6.875%	06/24/19	930	955,575

			1,697,256

Forest Products & Paper — 0.0%
Inversiones CMPC SA (Chile),
Unsec’d. Notes, 144A
4.375%	05/15/23	350	358,311
Klabin Finance SA (Brazil),
Gtd. Notes, 144A
5.250%	07/16/24	200	201,160
Suzano Austria GmbH (Brazil),
Gtd. Notes, 144A
5.750%	07/14/26	1,030	1,049,055
Suzano Trading Ltd. (Brazil),
Gtd. Notes, RegS
5.875%	01/23/21	180	191,754

			1,800,280

Gas — 0.0%
Transportadora de Gas del Peru SA (Peru),
Sr. Unsec’d. Notes, RegS
4.250%	04/30/28	700	705,250

Healthcare-Products — 0.0%
DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes
10.750%	04/15/20(a)	330	268,125
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes, 144A
8.125%	06/15/21	30	26,175
Universal Hospital Services, Inc.,
Sec’d. Notes
7.625%	08/15/20	30	29,850

			324,150

Healthcare-Services — 0.0%
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/22	50	51,375
4.750%	01/15/25	110	110,619
6.125%	02/15/24	30	32,213
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25	160	160,400
HCA, Inc.,
Gtd. Notes
5.875%	02/15/26	20	21,100
Sr. Sec’d. Notes
3.750%	03/15/19	1,100	1,124,750
4.500%	02/15/27	10	10,000

			1,510,457

Holding Companies-Diversified — 0.0%
Alfa SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Holding Companies-Diversified (cont’d.)
6.875%	03/25/44		200	$204,000

Home Builders — 0.0%
PulteGroup, Inc.,
Gtd. Notes
6.375%	05/15/33		110	112,750

Insurance — 0.0%
Chubb INA Holdings, Inc.,
Gtd. Notes
4.350%	11/03/45		160	168,902
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		500	540,719

				709,621

Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.950%	12/05/44		80	90,373
Netflix, Inc.,
Sr. Unsec’d. Notes
5.500%	02/15/22		160	170,000

				260,373

Iron/Steel — 0.1%
Evraz Group SA (Russia),
Sr. Unsec’d. Notes, 144A
6.500%	04/22/20		915	974,210
GTL Trade Finance, Inc. (Brazil),
Gtd. Notes, 144A
7.250%	04/16/44		440	432,300
Vale Overseas Ltd. (Brazil),
Gtd. Notes
5.875%	06/10/21		155	166,101
6.875%	11/21/36		664	713,866

				2,286,477

Leisure Time — 0.0%
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
4.625%	11/15/20		70	71,488

Lodging — 0.0%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes, RegS
4.250%	01/24/27		500	505,002
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	04/01/27		130	131,300
Whitbread Group PLC (United Kingdom),
Gtd. Notes, RegS
3.375%	10/16/25	GBP	450	602,207

				1,238,509

Media — 0.1%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.625%	02/15/23		200	208,200
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27		50	50,250

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
5.375%	05/01/25		80	$82,100
Charter Communications Operating LLC/Charter Communications Operating
Capital,
Sr. Sec’d. Notes
6.834%	10/23/55		610	708,762
Comcast Corp.,
Gtd. Notes
6.500%	11/15/35		60	76,539
CSC Holdings LLC,
Sr. Unsec’d. Notes
8.625%	02/15/19		210	230,475
DISH DBS Corp.,
Gtd. Notes
5.875%	11/15/24		220	231,055
Myriad International Holdings BV (South Africa),
Gtd. Notes, 144A
5.500%	07/21/25		440	456,280
Time Warner Cable, Inc.,
Sr. Sec’d. Notes
7.300%	07/01/38		210	260,225
Virgin Media Sec’d. Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
6.000%	01/15/25	GBP	500	724,926
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.250%	01/15/26		200	201,000

				3,229,812

Mining — 0.0%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.750%(c)	10/19/75		280	316,680
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, RegS
3.000%	07/17/22		396	397,769
FMG Resources August 2006 Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
9.750%	03/01/22		100	114,625
Freeport-McMoRan, Inc.,
Gtd. Notes
2.375%	03/15/18		150	148,875
Gtd. Notes, 144A
6.625%	05/01/21		210	213,675
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40		220	248,105

				1,439,729

Miscellaneous Manufacturing — 0.0%
CBC Ammo LLC/CBC FinCo, Inc. (Brazil),
Sr. Unsec’d. Notes, 144A
7.250%	11/15/21		30	29,850
General Electric Co.,
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38		130	164,079

				193,929

Oil & Gas — 0.7%

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24		30	$29,251
4.500%	07/15/44		100	94,329
5.550%	03/15/26(a)		320	355,130
Apache Corp.,
Sr. Unsec’d. Notes
4.250%	01/15/44		200	187,600
4.750%	04/15/43		430	429,239
5.100%	09/01/40		370	380,708
BG Energy Capital PLC (United Kingdom),
Gtd. Notes, RegS
6.500%(c)	11/30/72	GBP	100	129,727
Black Elk Energy LLC Escrow,
Notes(d)
2.573%	12/09/99^		600	—
Chesapeake Energy Corp.,
Gtd. Notes
5.750%	03/15/23		340	309,400
6.125%	02/15/21		50	48,500
6.625%	08/15/20		50	49,938
CNOOC Curtis Funding No. 1 Pty Ltd. (China),
Gtd. Notes, RegS
4.500%	10/03/23		950	1,007,896
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.000%	06/15/45		100	100,333
5.600%	07/15/41		10	10,575
5.850%	12/15/25(a)		240	275,283
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.125%	01/16/25		660	639,210
5.375%	06/26/26		340	347,752
5.875%	09/18/23		1,340	1,452,226
5.875%	05/28/45		750	682,500
Ensco PLC,
Sr. Unsec’d. Notes
8.000%	01/31/24		53	53,663
EP Energy LLC / Everest Acquisition Finance, Inc.,
Gtd. Notes
6.375%	06/15/23		190	145,825
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
4.114%	03/01/46		230	236,449
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, RegS
4.400%	04/30/23		1,400	1,409,030
5.750%	04/30/43		1,350	1,326,713
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24		70	82,641
Lukoil International Finance BV (Russia),
Gtd. Notes, RegS
6.656%	06/07/22		829	933,429
Magnum Hunter Resources Corp.,
Gtd. Notes
9.750%	12/31/99^(g)		430	—
MEG Energy Corp. (Canada),
Gtd. Notes, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
6.375%	01/30/23	130	$116,188
7.000%	03/31/24	30	26,850
Oasis Petroleum, Inc.,
Gtd. Notes
6.500%	11/01/21	60	60,150
6.875%	01/15/23	60	61,050
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.100%	02/15/47	140	135,112
4.400%	04/15/46	20	20,283
4.625%	06/15/45	90	94,082
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.350%	06/30/22	143	78,293
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, RegS
6.000%	05/03/42	1,862	1,971,763
Petrobras Global Finance BV (Brazil),
Gtd. Notes
4.375%	05/20/23	700	663,250
5.375%	01/27/21	470	482,455
5.625%	05/20/43	3,130	2,582,876
6.750%	01/27/41	1,671	1,564,056
6.850%	06/05/2115	1,590	1,417,088
7.250%	03/17/44	340	335,750
7.375%	01/17/27	440	465,168
8.375%	05/23/21	300	338,850
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes, RegS
9.000%	11/17/21	2,920	1,390,650
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22	1,906	1,960,702
4.875%	01/18/24	2,800	2,825,200
6.375%	01/23/45	850	828,937
6.500%	06/02/41	759	755,964
Gtd. Notes, MTN
6.875%	08/04/26	1,108	1,229,880
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, RegS
5.250%	08/12/19	520	554,066
Puma International Financing SA (Singapore),
Gtd. Notes, 144A
6.750%	02/01/21	250	258,255
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	90	88,235
Quicksilver Escrow Shares,
Notes
10.000%	08/01/99^(g)	675	—
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	270	258,525
Rice Energy, Inc.,
Gtd. Notes
6.250%	05/01/22	170	175,100
7.250%	05/01/23	10	10,650
Rosneft Finance SA (Russia),
Gtd. Notes, RegS

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
7.875%	03/13/18	355	$372,296
RSP Permian, Inc.,
Gtd. Notes
6.625%	10/01/22	30	31,575
Sabine Oil & Gas Corp.,
Gtd. Notes(d)
7.250%	06/15/19^	1,409	141
7.500%	09/15/20^	825	83
Sanchez Energy Corp.,
Gtd. Notes
7.750%	06/15/21	120	118,500
Shelf Drilling Holdings Ltd. (United Arab Emirates),
Sec’d. Notes, 144A
9.500%	11/02/20	45	42,353
Sinopec Group Overseas Development 2013 Ltd. (China),
Gtd. Notes, RegS
4.375%	10/17/23	560	592,355
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24	2,000	2,112,078
Teine Energy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	09/30/22	220	224,400
Ultrapar International SA (Brazil),
Gtd. Notes, 144A
5.250%	10/06/26	600	597,000
Whiting Petroleum Corp.,
Gtd. Notes
5.000%	03/15/19	70	69,825
5.750%	03/15/21(a)	110	108,900
WPX Energy, Inc.,
Sr. Unsec’d. Notes
8.250%	08/01/23	180	200,250

			35,936,531

Oil & Gas Services — 0.0%
Globe Luxembourg SCA (United Kingdom),
Sr. Sec’d. Notes, 144A
9.625%	05/01/18	210	221,130
Halliburton Co.,
Sr. Unsec’d. Notes
3.800%	11/15/25	110	111,385
4.850%	11/15/35(a)	230	242,853
5.000%	11/15/45	160	168,575
KCA Deutag UK Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
9.875%	04/01/22	240	246,300
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	12/21/25	360	375,184

			1,365,427

Pharmaceuticals — 0.1%
Actavis Funding SCS,
Gtd. Notes
1.300%	06/15/17	1,300	1,299,871
4.550%	03/15/35	10	10,027
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
1.900%	09/23/19	800	$794,234
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.200%	07/21/21	1,700	1,640,602
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.375%	03/15/20(a)	110	98,450
5.500%	03/01/23	270	207,900
5.875%	05/15/23	660	512,325
6.125%	04/15/25(a)	1,190	916,300
6.375%	10/15/20	80	72,400
7.000%	10/01/20	140	127,400
7.500%	07/15/21	430	376,788
Sr. Sec’d. Notes, 144A
6.500%	03/15/22	60	61,725
7.000%	03/15/24	80	82,100

			6,200,122

Pipelines — 0.1%
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22	120	121,500
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.450%	11/03/36	20	21,200
6.750%	09/15/37	140	150,500
Genesis Energy LP / Genesis Energy Finance Corp.,
Gtd. Notes
6.750%	08/01/22	200	206,200
GNL Quintero SA (Chile),
Sr. Unsec’d. Notes, 144A
4.634%	07/31/29	300	306,750
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	09/01/23	100	98,422
4.250%	09/01/24	100	101,257
Kinder Morgan, Inc.,
Gtd. Notes
5.300%	12/01/34	70	70,250
MPLX LP,
Sr. Unsec’d. Notes
4.875%	12/01/24	340	357,659
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40	220	230,450
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
6.750%	03/15/24	150	162,750
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
3.800%	10/01/20	1,300	1,361,088
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
7.850%	02/01/26	260	333,851
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
8.750%	03/15/32	190	239,875

			3,761,752

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate — 0.0%
Akelius Residential Property AB (Sweden),
Sr. Unsec’d. Notes, RegS
3.375%	09/23/20	EUR	500	$576,738
China Overseas Finance Cayman V Ltd. (China),
Gtd. Notes, RegS
3.950%	11/15/22		1,200	1,230,958

				1,807,696

Real Estate Investment Trusts (REITs) — 0.0%
Iron Mountain, Inc.,
Gtd. Notes, 144A
4.375%	06/01/21		280	287,700
Unibail-Rodamco SE (France),
Sr. Unsec’d. Notes, EMTN, RegS
1.651%(c)	04/16/19		500	497,690

				785,390

Retail — 0.0%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
6.000%	04/01/22		330	342,375
Argos Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23		50	47,500
Dollar Tree, Inc.,
Gtd. Notes
5.750%	03/01/23		230	244,950

				634,825

Semiconductors — 0.0%
Micron Technology, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	08/01/23		330	338,250

Software — 0.0%
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23		60	64,350
Sec’d. Notes, 144A
5.750%	01/15/24		80	82,520
Sr. Sec’d. Notes, 144A
5.000%	01/15/24		40	40,700
Microsoft Corp.,
Sr. Unsec’d. Notes
3.300%	02/06/27		450	456,906
3.700%	08/08/46		130	122,032

				766,508

Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/35		310	292,648
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/25		130	123,663
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27		50	49,923
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
7.250%	10/15/20	100	$91,125
Level 3 Financing, Inc.,
Gtd. Notes
6.125%	01/15/21	160	165,600
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, MTN, 144A
4.750%	02/16/21	256	272,179
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32	100	120,250
Sprint Communications, Inc.,
Gtd. Notes, 144A
9.000%	11/15/18	80	87,100
Sr. Unsec’d. Notes
11.500%	11/15/21	30	37,650
Sprint Corp.,
Gtd. Notes
7.875%	09/15/23	120	132,900
Telefonica Emisiones SAU (Spain),
Gtd. Notes
4.570%	04/27/23	150	159,921
7.045%	06/20/36	300	370,993
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.125%	03/16/27	470	477,962
5.250%	03/16/37	80	82,710
5.500%	03/16/47	240	251,555
VimpelCom Holdings BV (Netherlands),
Gtd. Notes, RegS
7.504%	03/01/22	370	419,025

			3,135,204

Transportation — 0.1%
Empresa de Transporte de Pasajeros Metro SA (Chile),
Sr. Unsec’d. Notes, 144A
5.000%	01/25/47	410	429,127
Pelabuhan Indonesia II PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.250%	05/05/25	890	885,942
Pelabuhan Indonesia III Persero PT (Indonesia),
Sr. Unsec’d. Notes, RegS
4.875%	10/01/24	500	523,749
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.450%	09/03/19	100	100,524
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.500%	06/15/22(a)	380	399,000

			2,338,342

Trucking & Leasing — 0.1%
Aviation Capital Group Corp.,
Sr. Unsec’d. Notes, 144A
7.125%	10/15/20	1,200	1,373,452
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
5.250%	08/15/22	210	218,400
5.500%	02/15/24	410	426,400

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Trucking & Leasing (cont’d.)
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A
3.750%	05/11/17		1,700	$1,703,866

				3,722,118

TOTAL CORPORATE BONDS (cost $232,857,537)				229,529,147

FOREIGN GOVERNMENT BONDS — 4.0%
Argentine Bonos del Tesoro (Argentina),
Bonds
15.500%	10/17/26	ARS	1,080	73,036
21.200%	09/19/18	ARS	6,540	444,418
22.750%	03/05/18	ARS	8,450	570,690
Unsec’d. Notes
18.200%	10/03/21	ARS	34,110	2,381,869
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
2.500%	12/31/38		5,130	3,231,900
8.280%	12/31/33		2,916	3,113,085
Sr. Unsec’d. Notes, 144A
5.625%	01/26/22		380	389,120
6.875%	04/22/21		470	504,780
6.875%	01/26/27		500	507,000
7.500%	04/22/26		930	988,590
7.625%	04/22/46		200	203,500
Armenia International Bond (Armenia),
Sr. Unsec’d. Notes, RegS
6.000%	09/30/20		570	597,645
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.950%	02/11/20	EUR	100	114,015
Autonomous Community of Valencia Spain (Spain),
Sr. Unsec’d. Notes, EMTN
4.900%	03/17/20	EUR	1,100	1,318,688
Avi Funding Co. Ltd. (China),
Sr. Unsec’d. Notes, MTN, 144A
2.850%	09/16/20		760	759,955
Brazil Letras do Tesouro Nacional (Brazil),
BILLS
11.859%(s)	01/01/18	BRL	14,200	4,230,145
12.009%(s)	04/01/18	BRL	1,300	379,162
12.422%(s)	10/01/17	BRL	29,300	8,911,735
Brazil Notas do Tesouro Nacional (Brazil),
Notes
9.762%	01/01/21	BRL	4,262	1,368,552
9.762%	01/01/23	BRL	8,158	2,611,044
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
2.625%	01/05/23		2,460	2,281,650
4.250%	01/07/25		310	305,350
5.000%	01/27/45		2,910	2,589,900
Bundesobligation (Germany),
Bonds, RegS
0.000%(ss)	04/17/20	EUR	2,300	2,503,481
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond (Germany),
Bonds, TIPS, RegS
0.750%	04/15/18	EUR	1,000	1,160,514

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Cameroon International Bond (Cameroon),
Sr. Unsec’d. Notes, 144A
9.500%	11/19/25		240	$271,867
China Government Bond (China),
Sr. Unsec’d. Notes, RegS
3.310%	11/30/25	CNY	2,500	331,853
3.380%	11/21/24	CNY	2,000	270,197
3.390%	05/21/25	CNY	2,000	268,332
3.480%	06/29/27	CNY	5,500	730,932
4.290%	05/22/29	CNY	1,000	142,027
City of Buenos Aires Argentina (Argentina),
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27		850	879,750
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	07/12/21		968	1,026,080
5.000%	06/15/45		1,500	1,504,500
5.625%	02/26/44		1,450	1,576,875
6.125%	01/18/41		913	1,040,820
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes, 144A
7.000%.	04/04/44		980	987,350
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes, 144A
6.625%	07/14/20		400	439,000
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, TIPS, RegS
0.100%	04/15/23	EUR	300	360,981
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, MTN, 144A
1.625%	09/01/21		1,800	1,731,780
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.500%	01/27/25		1,530	1,554,863
6.850%	01/27/45		740	764,050
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A
9.650%	12/13/26		1,160	1,200,599
10.500%	03/24/20		505	535,299
10.750%	03/28/22		1,150	1,216,125
Sr. Unsec’d. Notes, RegS
7.950%	06/20/24		880	827,199
10.750%	03/28/22		800	845,999
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A
5.875%	06/11/25		360	351,900
Sr. Unsec’d. Notes, MTN, 144A
6.125%	01/31/22		820	852,800
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27		750	671,250
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, GMTN
0.500%	12/21/23	AUD	800	498,691
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN, RegS
0.500%	07/21/23	AUD	1,100	703,100
0.500%	08/10/23	AUD	700	435,494

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes, 144A
5.000%	09/23/21			610	$601,828
5.875%	04/24/19			570	590,016
Export-Import Bank of China (The) (China),
Sr. Unsec’d. Notes, RegS
3.625%	07/31/24			500	516,239
French Republic Government Bond OAT (France),
Bonds, TIPS, RegS
0.100%	03/01/21		EUR	100	112,604
2.250%	07/25/20		EUR	300	440,921
Gabon Government International Bond (Gabon),
Sr. Unsec’d. Notes, 144A
6.950%	06/16/25			330	322,080
Georgia Government International Bond (Georgia),
Unsec’d. Notes, RegS
6.875%	04/12/21			280	309,400
Ghana Government International Bond (Ghana),
Bank Gtd. Notes, 144A
10.750%	10/14/30			600	704,520
Sr. Unsec’d. Notes, 144A
8.125%	01/18/26			440	421,300
9.250%	09/15/22			290	301,600
Sr. Unsec’d. Notes, RegS
7.875%	08/07/23			350	338,958
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes, 144A
4.500%	05/03/26			350	348,751
Hellenic Republic Government Bond (Greece),
Bonds, RegS
3.000%	02/24/23		EUR	37	32,081
3.000%	02/24/24		EUR	37	31,378
3.000%	02/24/25		EUR	37	31,223
3.000%	02/24/26		EUR	37	30,465
3.000%	02/24/27		EUR	37	30,436
3.000%	02/24/28		EUR	37	29,213
3.000%	02/24/29		EUR	37	28,392
3.000%	02/24/30		EUR	37	27,910
3.000%	02/24/31		EUR	37	27,425
3.000%	02/24/32		EUR	37	27,003
3.000%	02/24/33		EUR	37	26,601
3.000%	02/24/34		EUR	37	26,314
3.000%	02/24/35		EUR	37	25,937
3.000%	02/24/36		EUR	37	25,713
3.000%	02/24/37		EUR	37	25,646
3.000%	02/24/38		EUR	37	25,560
3.000%	02/24/39		EUR	37	25,517
3.000%	02/24/40		EUR	37	25,550
3.000%	02/24/41		EUR	37	25,481
3.000%	02/24/42		EUR	37	25,587
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes, EMTN
3.800%	08/08/17		JPY	44,000	377,353
Honduras Government International Bond (Honduras),
Sr. Unsec’d. Notes, 144A
6.250%	01/19/27			1,600	1,619,392
Sr. Unsec’d. Notes, RegS
7.500%	03/15/24			250	274,688
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.750%	11/22/23	(a)		1,956	2,210,280

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, MTN, 144A
5.875%	01/15/24		3,086	$3,499,558
Sr. Unsec’d. Notes, RegS
3.375%	04/15/23		1,120	1,118,570
3.750%	04/25/22		600	612,042
5.250%	01/17/42		5,044	5,394,800
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
8.375%	09/15/26	IDR	658,000	53,576
8.375%	03/15/34	IDR	18,305,000	1,451,982
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds
2.000%	12/01/25	EUR	5,950	6,333,210
Italy Buoni Poliennali del Tesoro (Italy),
Bonds, RegS
5.000%	09/01/40	EUR	1,210	1,666,913
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds, RegS, 144A
3.250%	09/01/46	EUR	1,410	1,506,088
Italy Buoni Poliennali del Tesoro (Italy),
Bonds, TIPS
3.750%	09/01/24	EUR	200	242,049
Sr. Unsec’d. Notes, TIPS, RegS, 144A
4.750%	09/01/28	EUR	1,100	1,441,155
Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN, RegS
6.000%	08/04/28	GBP	1,500	2,316,940
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A
6.375%	03/03/28		220	215,336
Sr. Unsec’d. Notes, RegS
5.750%	12/31/32		588	545,417
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
6.750%	04/28/28		420	466,490
7.625%	07/09/25		420	485,352
8.000%	03/15/39		300	343,689
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes, 144A
5.750%	01/31/27		1,020	999,600
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, RegS
3.875%	10/14/24		2,205	2,224,007
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes, 144A
5.875%	06/24/19		350	362,516
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes, 144A
3.500%	03/20/27		730	738,213
Magyar Export-Import Bank ZRT (Hungary),
Gov’t. Gtd. Notes, 144A
4.000%	01/30/20		980	1,001,615
Mexican Bonos (Mexico),
Bonds
7.750%	05/29/31	MXN	4,800	266,455
Sr. Unsec’d. Notes
7.750%	11/13/42	MXN	185,206	10,233,677

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Mexican Bonos de Proteccion al Ahorro (Mexico),
Bonds
6.320%(c)	01/04/18	MXN	16,400	$832,054
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.600%	01/23/46		4,840	4,634,300
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		1,308	1,272,030
6.050%	01/11/40		110	125,675
New South Wales Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
2.750%	11/20/25	AUD	500	550,367
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes, RegS
2.000%	09/20/25	NZD	1,100	806,665
2.500%	09/20/35	NZD	200	146,317
3.000%	09/20/30	NZD	300	239,333
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, 144A
6.375%	07/12/23		480	487,200
7.875%	02/16/32		840	875,700
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A
4.750%	06/15/26		400	403,000
5.375%	03/08/27		260	271,700
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes, RegS
8.250%	04/15/24		590	652,148
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36		320	403,200
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes, 144A
5.000%	04/15/26		580	605,375
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50		1,382	1,646,308
6.550%	03/14/37(a)		330	426,113
7.125%	03/30/19		442	485,095
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.950%	01/20/40		1,380	1,418,775
5.000%	01/13/37		1,100	1,282,379
Poland Government Bond (Poland),
Bonds
2.500%	07/25/27	PLN	6,990	1,611,735
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
5.000%	03/23/22		1,590	1,745,089
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, RegS, 144A
2.875%	07/21/26	EUR	723	724,955
4.125%	04/14/27	EUR	681	735,104
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.700%	12/18/22	CAD	300	236,918
Province of Ontario (Canada),
Debs.
6.200%	06/02/31	CAD	100	104,282
Sr. Unsec’d. Notes
2.450%	06/29/22		300	300,897
Unsec’d. Notes

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
3.150%	06/02/22	CAD	1,500	$1,205,425
3.450%	06/02/45	CAD	700	548,862
3.500%	06/02/24	CAD	2,400	1,970,099
Province of Quebec (Canada),
Bonds
5.000%	12/01/41	CAD	200	195,550
Debs.
6.000%	10/01/29	CAD	300	302,454
Notes
4.250%	12/01/21	CAD	600	504,179
Unsec’d. Notes
3.000%	09/01/23	CAD	700	557,589
3.500%	12/01/22	CAD	900	737,603
5.000%	12/01/38	CAD	300	289,700
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
7.875%	06/15/27		380	384,826
9.125%	03/16/24		1,320	1,463,549
Provincia de Cordoba (Argentina),
Sr. Unsec’d. Notes, 144A
7.125%	06/10/21		430	445,648
7.450%	09/01/24		380	384,940
Queensland Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes, RegS, 144A
3.000%	03/22/24(g)	AUD	1,000	773,016
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, MTN, 144A
4.875%	01/22/24		20	21,700
Sr. Unsec’d. Notes, RegS
4.875%	01/22/24		1,270	1,377,950
Russian Federal Bond (Russia),
Bonds
7.050%	01/19/28	RUB	112,450	1,876,730
8.150%	02/03/27	RUB	315,750	5,753,705
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes, 144A
4.875%	09/16/23		1,000	1,071,760
5.625%	04/04/42		3,200	3,516,160
Sr. Unsec’d. Notes, RegS
7.500%	03/31/30		2,702	3,249,276
Senegal Government International Bond (Senegal),
Bonds, RegS
6.250%	07/30/24		310	312,511
South Africa Government Bond (South Africa),
Bonds
6.500%	02/28/41	ZAR	2,660	139,977
10.500%	12/21/26	ZAR	7,720	636,244
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.875%	04/14/26		1,400	1,406,300
Spain Government Bond (Spain),
Bonds, RegS, 144A
5.150%	10/31/44	EUR	2,400	3,684,312
Sr. Unsec’d. Notes, RegS, 144A
2.150%	10/31/25	EUR	400	451,690
2.750%	10/31/24	EUR	6,200	7,362,442
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes, 144A
6.000%	01/14/19		470	486,434
6.825%	07/18/26		1,040	1,074,956

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Sr. Unsec’d. Notes, RegS
5.875%	07/25/22		730	$749,008
Turkey Government Bond (Turkey),
Bonds
10.600%	02/11/26	TRY	2,800	765,013
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
3.250%	03/23/23		2,410	2,209,970
4.250%	04/14/26		810	750,060
6.000%	03/25/27		360	373,950
6.750%	05/30/40		2,199	2,350,291
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A
7.750%	09/01/20		1,050	1,048,005
United Kingdom Gilt (United Kingdom),
Bonds, RegS
2.750%	09/07/24	GBP	400	571,956
4.000%	03/07/22	GBP	800	1,178,736
4.250%	06/07/32	GBP	300	516,951
4.250%	03/07/36	GBP	2,300	4,101,328
4.250%	12/07/40	GBP	1,300	2,420,950
4.750%	12/07/30	GBP	400	712,905
4.750%	12/07/38	GBP	200	389,147
Unsec’d. Notes, RegS
3.250%	01/22/44	GBP	7,000	11,524,500
4.500%	09/07/34	GBP	500	903,420
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds, TIPS, RegS
0.125%	03/22/44	GBP	680	1,505,526
0.125%	11/22/65	GBP	380	1,161,260
Sr. Unsec’d. Notes, TIPS, RegS
0.125%	03/22/46	GBP	250	537,060
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	10/27/27		192	200,929
5.100%	06/18/50		960	922,800
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
9.250%	09/15/27		3,479	1,612,517
Sr. Unsec’d. Notes, RegS
7.750%	10/13/19		4,728	2,647,680
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes, 144A
4.800%	11/19/24		820	835,741
Zambia Government International Bond (Zambia),
Sr. Unsec’d. Notes, 144A
8.970%	07/30/27		350	365,750

TOTAL FOREIGN GOVERNMENT BONDS (cost $230,055,994)				222,685,903

MUNICIPAL BONDS — 0.1%
Alabama — 0.0%
County of Jefferson AL Sewer Revenue,
Revenue Bonds
6.500%	10/01/53		140	164,087

California — 0.0%
City of Riverside CA Electric Revenue,
Revenue Bonds, BABs
7.455%	10/01/30		600	782,952

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
California (cont’d.)
Inland Valley Development Agency,
Tax Allocation
5.500%	03/01/33	130	$141,267

			924,219

Florida — 0.0%
Sumter Landing Community Development District,
Revenue Bonds
4.172%	10/01/47	150	145,527

Illinois — 0.1%
City of Chicago,
General Obligation Unlimited
5.630%	01/01/22	800	783,591
6.314%	01/01/44	200	178,850
7.375%	01/01/33	600	613,169
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	400	364,428

			1,940,038

Michigan — 0.0%
Michigan Finance Authority,
Revenue Bonds
5.000%	07/01/27	290	331,592

New Jersey — 0.0%
New Jersey Transportation Trust Fund Authority,
Revenue Bonds, BABs
6.561%	12/15/40	160	174,688

TOTAL MUNICIPAL BONDS (cost $3,494,946)			3,680,151

RESIDENTIAL MORTGAGE-BACKED
SECURITIES — 0.7%
Alternative Loan Trust,
Series 2005-22T1, Class A2, IO
4.088%(c)	06/25/35(g)	528	70,565
Series 2005-J12, Class 2A1
1.252%(c)	08/25/35	904	572,704
Series 2006-OA12, Class A1B
1.168%(c)	09/20/46	685	503,308
Series 2006-OA19, Class A1
1.158%(c)	02/20/47	710	512,815
Series 2007-OA6, Class A1B
1.182%(c)	06/25/37	202	180,689
American Home Mortgage Assets Trust,
Series 2006-1, Class 2A1
1.172%(c)	05/25/46	127	97,231
Series 2007-1, Class A1
1.338%(c)	02/25/47	786	455,609
Banc of America Funding Trust,
Series 2005-7, Class 4A3
5.750%	11/25/35	165	169,929
Series 2006-I, Class 4A1
3.551%(c)	10/20/46	103	76,151
Banc of America Mortgage Trust,
Series 2005-B, Class 2A1
3.605%(c)	03/25/35	1,299	1,260,021
Series 2005-H, Class 2A5

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
3.226%(c)	09/25/35		105	$99,833
BANCAJA 6 Fondo de Titulizacion de Activos (Spain),
Series 6, Class A2, RegS
0.000%(c)	02/20/36	EUR	98	103,006
BCAP LLC Trust,
Series 2011-RR5, Class 5A1, 144A
5.250%	08/26/37		150	154,120
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-1, Class 2A1
3.466%(c)	03/25/35		23	22,019
Series 2005-10, Class A2
3.113%(c)	10/25/35		6	5,627
Berica ABS Srl (Italy),
Series 2011-1, Class A1, RegS
0.000%(c)	12/31/55	EUR	175	186,436
Berica Residential MBS Srl (Italy),
Series 8, Class A, RegS
0.000%(c)	03/31/48	EUR	367	388,864
Citicorp Mortgage Securities Trust,
Series 2007-3, Class 1A1
6.000%	04/25/37		11	10,054
Citigroup Mortgage Loan Trust,
Series 2007-10, Class 22AA
3.365%(c)	09/25/37		132	112,753
Claris ABS (Italy),
Series 2011-1, Class A, RegS
0.137%(c)	10/31/60	EUR	740	786,246
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-46, Class 7A1
3.431%(c)	01/19/34		33	32,942
Series 2004-12, Class 12A1
3.122%(c)	08/25/34		59	50,681
EuroMASTR PLC (United Kingdom),
Series 2007-1V, Class A2, RegS
0.544%(c)	06/15/40	GBP	289	345,007
Eurosail PLC (United Kingdom),
Series 2006-4X, Class A3A, RegS
0.000%(c)	12/10/44	EUR	211	221,520
Series 2006-4X, Class A3C, RegS
0.507%(c)	12/10/44	GBP	506	621,060
Series 2007-3A, Class A3C, 144A
1.329%(c)	06/13/45	GBP	76	91,708
Series 2007-3X, Class A3A, RegS
1.296%(c)	06/13/45	GBP	229	275,159
Fannie Mae Connecticut Avenue Securities,
Series 2014-C03, Class 1M2
3.982%(c)	07/25/24		840	866,439
Series 2015-C03, Class 2M2
5.982%(c)	07/25/25		370	404,954
Series 2017-C01, Class 1B1
6.732%(c)	07/25/29		380	396,971
Series 2017-C01, Class 1M2
4.532%(c)	07/25/29		760	769,193
Fannie Mae REMICS,
Series 2010-123, Class FK
1.432%(c)	11/25/40		383	383,972
Series 2011-3, Class FA
1.662%(c)	02/25/41		110	111,521

Interest Rate	Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FDIC Guaranteed Notes Trust,
Series 2010-S2, Class 1A, 144A
1.278%(c)	11/29/37		252	$251,594
Freddie Mac REMICS,
Series 3172, Class FK
1.362%(c)	08/15/33		69	68,899
Series 3397, Class FC
1.512%(c)	12/15/37		69	69,031
Freddie Mac Strips,
Series 278, Class F1
1.362%(c)	09/15/42		383	381,970
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2017-DNA1, Class M2
4.232%(c)	07/25/29		510	509,064
Giovecca Mortgages Srl (Italy),
Series 2011-1, Class A, RegS
0.271%(c)	04/23/48	EUR	108	115,032
Government National Mortgage Assoc.,
Series 2015-H18, Class FB
1.380%(c)	07/20/65		906	898,305
Series 2015-H26, Class FA
1.300%(c)	10/20/65		1,873	1,864,615
Series 2015-H30, Class FA
1.460%(c)	08/20/61		766	767,950
Series 2015-H30, Class FB
1.460%(c)	03/20/62		1,332	1,336,684
Series 2016-H02, Class FH
1.781%(c)	01/20/66		884	894,923
Series 2016-H11, Class FE
1.630%(c)	04/20/66		1,790	1,797,563
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
2.560%(c)	03/25/33		40	39,927
Series 2005-AR1, Class 1A1
3.489%(c)	01/25/35		11	10,178
Series 2005-AR3, Class 6A1
3.324%(c)	05/25/35		139	128,324
Harborview Mortgage Loan Trust,
Series 2005-13, Class 2A11
1.258%(c)	02/19/36		182	130,541
Homestar Mortgage Acceptance Corp.,
Series 2004-1, Class M1
1.777%(c)	03/25/34		1,546	1,284,753
Impac CMB Trust,
Series 2004-11, Class 2A1
1.642%(c)	03/25/35		117	107,554
IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class A24
1.292%(c)	07/25/47		1,228	787,793
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
3.593%(c)	11/25/35		26	24,526
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR12, Class A1
1.172%(c)	09/25/46		145	124,364
JPMorgan Mortgage Trust,
Series 2005-A6, Class 2A1
3.252%(c)	08/25/35		35	34,925

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2007-A1, Class 1A1
3.229%(c)	07/25/35		39	$38,457
Kensington Mortgage Securities PLC (United Kingdom),
Series 2007-1X, Class A3C, RegS
1.291%(c)	06/14/40		1,268	1,215,319
Lehman Mortgage Trust,
Series 2006-5, Class 2A2, IO
6.168%(c)	09/25/36	(g)	651	194,134
Series 2007-2, Class 2A12, IO
5.708%(c)	02/25/37	(g)	577	154,791
Ludgate Funding PLC (United Kingdom),
Series 2008-W1X, Class A1, RegS
0.970%(c)	01/01/61		GBP 205	249,451
Mansard Mortgages PLC (United Kingdom),
Series 2007-2X, Class A1, RegS
0.994%(c)	12/15/49		GBP 742	902,897
Marche Mutui 4 Srl (Italy),
Series 4, Class A, RegS
0.062%(c)	02/25/55		EUR 19	20,586
Marche Mutui Srl (Italy),
Series 6, Class A1, RegS
1.922%(c)	01/27/64		EUR 37	40,012
Maxis Loans Securitisation (Australia),
Series 2009-1, Class A1
3.810%(c)	09/12/39		AUD 12	9,518
Mellon Residential Funding Corp.,
Series 1999-TBC3, Class A2
2.609%(c)	10/20/29		12	12,447
Merrill Lynch Mortgage Investors Trust,
Series 2003-A2, Class 1A1
2.991%(c)	02/25/33		67	64,392
NCUA Guaranteed Notes Trust,
Series 2010-R1, Class 1A
1.304%(c)	10/07/20		116	116,296
Series 2010-R2, Class 2A
1.324%(c)	11/05/20		1,316	1,318,119
Series 2010-R3, Class 1A
1.414%(c)	12/08/20		97	97,430
Series 2010-R3, Class 2A
1.414%(c)	12/08/20		938	942,290
Series 2011-R1, Class 1A
1.304%(c)	01/08/20		260	259,929
Newgate Funding PLC (United Kingdom),
Series 2007-1X, Class A3, RegS
0.510%(c)	12/01/50		GBP 1,100	1,227,058
Series 2007-2X, Class A2, RegS
0.474%(c)	12/15/50		GBP 353	433,967
Series 2007-3X, Class A3, RegS
1.344%(c)	12/15/50		GBP 866	1,024,505
Series 2007-3X, Class BA
1.757%(c)	12/15/50		GBP 236	270,118
Puma Finance Pty Ltd. (Australia),
Series 2014-1, Class A
2.530%(c)	05/13/45		AUD 211	160,694
Residential Accredit Loans, Inc. Trust,
Series 2006-QA1, Class A21
4.306%(c)	01/25/36		1,817	1,451,757
Series 2007-QO2, Class A1

Interest Rate	Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
1.132%(c)	02/25/47		844	$500,705
Residential Asset Securitization Trust,
Series 2005-A15, Class 2A11, IO
4.568%(c)	02/25/36	(g)	2,072	352,848
Residential Funding Mortgage Securities I,
Series 2003-S9, Class A1
6.500%	03/25/32		8	8,483
ResLoC UK PLC (United Kingdom),
Series 2007-1X, Class A3B, RegS
0.504%(c)	12/15/43		GBP 272	321,521
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS2X, Class A2C, RegS
0.010%(c)	06/12/44		EUR 675	689,882
Series 2006-NS3X, Class A2A, RegS
0.496%(c)	06/12/44		GBP 859	1,018,074
Sequoia Mortgage Trust,
Series 2003-4, Class 2A1
1.328%(c)	07/20/33		106	99,450
Series 2007-3, Class 1A1
1.178%(c)	07/20/36		64	60,600
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 5A
3.464%(c)	12/25/34		52	51,074
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5, Class A2
1.228%(c)	07/19/35		204	197,809
Series 2006-AR6, Class 2A1
1.172%(c)	07/25/46		189	155,987
Series 2006-AR7, Class A1BG
1.102%(c)	08/25/36		602	517,335
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 1A
2.687%(c)	10/25/43		66	64,382
Series 2007-3, Class 2A1
2.994%(c)	06/25/47		54	48,554
Series 2007-3, Class 4A1
5.750%(c)	06/25/47		65	57,250
Trinity Square PLC (United Kingdom),
Series 2015-1A, Class A, 144A
1.507%(c)	07/15/51		GBP 499	634,413
Uropa Securities PLC (United Kingdom),
Series 2007-1, Class A2B, RegS
0.000%(c)	10/10/40		EUR 256	271,894
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-11, Class A8
5.750%	01/25/36		789	685,420
Series 2005-AR10, Class 3A1
2.991%(c)	08/25/35		4	4,045
Series 2005-AR14, Class 2A1
3.001%(c)	12/25/35		145	132,735
Series 2006-AR7, Class 3A
2.116%(c)	07/25/46		276	256,472
Series 2006-AR14, Class 1A4
2.662%(c)	11/25/36		294	262,271
Series 2007-HY5, Class 2A1
2.540%(c)	05/25/37		1,751	1,402,386
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR2, Class 1A1

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
3.154%(c)	03/25/35		190		$190,276
Series 2006-AR6, Class 3A1
3.170%(c)	03/25/36		145		137,818

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $42,126,361)					40,293,473

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.5%
Federal National Mortgage Assoc.
2.750%(c)	09/01/19		—	(r)	48
3.000%	TBA		10,100		9,992,688
3.500%	TBA		1,000		989,375
3.500%	TBA		200		204,578
3.500%	TBA		4,700		4,797,855
3.500%	TBA		11,300		11,510,551

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $27,429,536)					27,495,095

U.S. TREASURY OBLIGATIONS — 6.8%
U.S. Treasury Bonds
2.250%	08/15/46		2,180		1,844,995
2.875%	11/15/46	(a)	4,080		3,958,714
3.000%	11/15/45		1,940		1,928,026
3.000%	02/15/47		660		657,654
3.750%	11/15/43		9,490		10,798,586
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/18		1,049		1,111,063
0.125%	04/15/19		4,130		4,342,179
0.125%	04/15/20		14,200		14,941,800
0.125%	04/15/21	(h)	2,850		2,949,704
0.125%	01/15/22		1,380		1,491,458
0.125%	07/15/22		12,500		13,299,655
0.125%	01/15/23	(hh)(k)	4,400		4,625,370
0.125%	07/15/24		5,090		5,156,062
0.250%	01/15/25		2,720		2,764,501
0.375%	07/15/23	(h)	33,730		35,751,903
0.375%	07/15/25		400		410,579
0.375%	01/15/27		5,900		5,904,400
0.625%	01/15/24		6,930		7,381,962
0.625%	01/15/26		6,400		6,658,199
0.625%	02/15/43	(h)	640		628,338
0.750%	02/15/45		2,700		2,650,010
0.875%	02/15/47		2,000		1,980,738
1.000%	02/15/46		12,360		12,857,667
1.125%	01/15/21	(h)	100		116,860
1.250%	07/15/20		43,320		51,032,237
1.375%	07/15/18	(h)	150		174,683
1.375%	02/15/44		6,470		7,431,162
1.625%	01/15/18	(h)	200		236,569
1.750%	01/15/28		700		917,326
2.000%	01/15/26		13,970		19,388,337
2.125%	02/15/40		4,420		6,262,428
2.125%	02/15/41		3,750		5,270,150
2.375%	01/15/25		31,350		46,572,737
2.375%	01/15/27		3,880		5,521,045
2.500%	01/15/29		20,370		28,162,339
3.625%	04/15/28		23,220		46,331,709

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes
1.875%	02/28/22	(a)	5,630	$5,617,907
2.000%	02/15/25	(h)(hh)(k)	7,110	6,953,082
2.000%	11/15/26		440	425,047
2.250%	12/31/23		3,700	3,713,298
2.250%	02/15/27		260	256,679

TOTAL U.S. TREASURY OBLIGATIONS (cost $378,873,291)				378,477,158

TOTAL LONG-TERM INVESTMENTS (cost $3,900,742,944)				4,617,262,648

	Shares
SHORT-TERM INVESTMENTS — 18.0%
AFFILIATED MUTUAL FUNDS — 8.8%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	438,651,033	438,651,033
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $46,658,496; includes $46,603,711 of cash collateral for securities on loan)(b)(w)	46,646,624	46,655,953

TOTAL AFFILIATED MUTUAL FUNDS (cost $485,309,529)		485,306,986

Interest Rate	Maturity Date		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 6.1%
U.S. Treasury Bills
0.466%	04/06/17	(k)	12,000	11,999,388
0.480%	04/27/17	(h)	129	128,937
0.483%	05/25/17		19,500	19,479,818
0.490%	06/01/17		19,500	19,477,556
0.496%	05/04/17		12,000	11,992,872
0.498%	04/13/17		18,000	17,996,381
0.500%	04/20/17		21,000	20,992,775
0.501%	04/20/17		3,500	3,498,796
0.510%	04/06/17		2,500	2,499,873
0.520%	04/06/17-06/22/17		89,600	89,569,493
0.521%	05/25/17		7,000	6,992,755
0.540%	07/06/17	(h)	10,500	10,479,063
0.576%	07/13/17		16,000	15,965,215
0.621%	07/27/17		10,000	9,975,120
0.635%	04/06/17		8,097	8,096,587
0.705%	06/15/17		33,000	32,951,787
0.726%	05/04/17		8,109	8,104,183
0.727%	06/01/17		20,122	20,098,840
0.740%	04/27/17		14,000	13,993,181
0.745%	06/15/17	(k)	13,500	13,480,277

TOTAL U.S. TREASURY OBLIGATIONS (cost $337,822,984)				337,772,897

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
UNAFFILIATED FUNDS — 1.7%
BlackRock Liquidity Funds FedFund Portfolio	9,021,752	$9,021,752
BlackRock Liquidity Funds T-Fund Portfolio	44,172,530	44,172,530
Dreyfus Treasury Securities Cash Management	13,830,287	13,830,287
Goldman Sachs Financial Square Funds - Government Fund	9,021,752	9,021,752
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio	18,607,450	18,607,450

TOTAL UNAFFILIATED FUNDS (cost $94,653,771)		94,653,771

Interest Rate	Maturity Date	Principal Amount (000)#

COMMERCIAL PAPER(n) — 1.0%
Anthem, Inc.
1.231%	04/10/17	1,100	1,099,665
1.251%	04/17/17	900	899,528
Bell Canada, Inc.
1.193%	05/18/17	1,200	1,198,127
1.204%	05/01/17	1,700	1,698,328
Dominion Resources, Inc.
1.251%	04/19/17	1,800	1,798,887
1.252%	05/15/17	1,200	1,198,250
Duke Energy Corp.
1.251%	04/25/17	1,800	1,798,491
Ecolab, Inc.
1.071%	04/10/17	1,800	1,799,433
Electricite de France
1.214%	04/24/17	1,800	1,798,672
Enbridge Energy Partners LP
1.909%	06/23/17	500	498,313
1.919%	06/16/17	1,100	1,096,636
1.919%	06/19/17	1,300	1,295,849
Enbridge US, Inc.
1.251%	05/01/17	600	599,358
Energy Transfer Partners LP
1.630%	04/03/17	1,200	1,199,862
Eni Finance USA, Inc.
1.231%	04/17/17	1,100	1,099,450
1.415%	06/05/17	1,800	1,796,159
Entergy Corp.
1.303%	05/01/17	1,500	1,498,267
1.352%	04/12/17	1,200	1,199,480
Ford Motor Co.
1.678%	11/02/17	600	593,578
HP Enterprise Corp.
1.101%	04/03/17	1,800	1,799,881
Humana, Inc.
1.102%	04/06/17	1,800	1,799,614
1.172%	04/03/17	1,100	1,099,883
Hyundai Capital America
1.301%	04/26/17	1,100	1,099,036
Marriott International, Inc.
1.142%	04/17/17	1,800	1,799,010
Mondelez International, Inc.
1.103%	05/11/17	1,800	1,797,421

Interest Rate	Maturity Date		Principal Amount (000)#	Value
COMMERCIAL PAPER(n) (Continued)
Monsanto Co.
1.352%	04/25/17		1,200	$1,198,994
1.766%	07/31/17		1,700	1,691,842
NiSource Finance Corp.
1.222%	04/20/17		1,100	1,099,281
ONEOK Partners LP
1.453%	04/03/17		1,800	1,799,835
Plains All American Pipeline LP
1.702%	04/06/17		1,100	1,099,796
Schlumberger Holdings Corp.
1.101%	04/10/17		500	499,848
1.213%	05/23/17		1,800	1,796,878
1.254%	04/27/17		600	599,490
Sempra Global
1.302%	05/01/17		1,200	1,198,717
Southern Co.
1.122%	04/18/17		1,200	1,199,299
Standard Chartered PLC
1.445%	07/03/17		900	897,312
Tyson Foods, Inc.
1.251%	04/20/17		1,800	1,798,835
UDR, Inc.
1.251%	05/02/17		1,800	1,798,188
Viacom, Inc.(g)
1.561%	04/26/17		1,800	1,798,362

TOTAL COMMERCIAL PAPER (cost $52,036,311)				52,037,855

CERTIFICATES OF DEPOSIT — 0.3%
Barclays Bank PLC (United Kingdom)
1.804%(c)	11/06/17		2,600	2,605,337
1.906%(c)	09/08/17		2,400	2,405,441
Credit Suisse AG (Switzerland)
1.920%(c)	09/12/17		5,400	5,412,706
Mitsubishi UFJ Trust & Banking Corp. (Japan)
1.872%(c)	09/19/17		400	401,066
Natixis SA (France)
1.846%(c)	09/25/17		1,500	1,503,531
Norinchukin Bank (Japan)
1.733%(c)	10/12/17		1,600	1,604,536
Sumitomo Mitsui Banking Corp. (Japan)
1.831%(c)	09/15/17		2,000	2,004,970
Sumitomo Mitsui Trust Bank Ltd. (Japan)
1.715%(c)	10/06/17		500	501,371
1.882%(c)	09/18/17		1,000	1,002,744

TOTAL CERTIFICATES OF DEPOSIT
(cost $17,399,998)				17,441,702

FOREIGN TREASURY OBLIGATIONS(n) — 0.1%
Argentina Treasury Bills
2.651%	06/16/17		100	99,431
2.651%	06/30/17^		100	99,365
2.757%	05/26/17		400	397,608
2.950%	09/29/17^		100	98,574
3.200%	12/15/17		200	193,257
3.202%	09/15/17		200	195,821
Mexico Cetes
6.900%	01/04/18	MXN	18,000	91,282
6.368%	05/25/17	MXN	37,590	198,788

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN TREASURY OBLIGATIONS(n) (Continued)
6.420%	07/20/17		MXN 127,000	$664,608
6.617%	08/17/17		MXN 596,900	3,108,512

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $4,960,054)				5,147,246

U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 0.0%
Federal Home Loan Bank
0.745%	04/19/17		600	599,816
0.750%	04/24/17		500	499,799

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,099,582)				1,099,615

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* — 0.0%
Call Options — 0.0%
90 Day Euro Dollar Futures,
expiring 04/07/17, Strike Price 1.07			1,000	5,400
expiring 05/05/17, Strike Price 1.08			500	3,900
expiring 05/05/17, Strike Price 1.08			2,250	17,550
expiring 05/05/17, Strike Price 1.09			500	2,950
expiring 05/05/17, Strike Price 1.09			500	2,150
5 Year U.S. Treasury Notes Futures,
expiring 05/26/17, Strike Price $125.00			57	445
10 Year Euro-Bund Futures,
expiring 04/21/17, Strike Price 167.50		EUR	471	5,025
expiring 04/21/17, Strike Price 169.00		EUR	87	928
expiring 04/21/17, Strike Price 169.50		EUR	41	437
10 Year U.S. Treasury Notes Futures,
expiring 04/21/17, Strike Price $123.00			13	21,328
expiring 04/21/17, Strike Price $123.50			9	10,828
expiring 04/21/17, Strike Price $124.75			62	26,156
expiring 04/21/17, Strike Price $128.00			224	3,500
expiring 04/21/17, Strike Price $130.50			123	—
expiring 04/21/17, Strike Price $131.50			1,067	—
20 Year U.S. Treasury Bonds Futures,
expiring 04/21/17, Strike Price $147.00			31	124,000
expiring 04/21/17, Strike Price $148.00			13	40,422
expiring 04/21/17, Strike Price $150.50			4	5,313

Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED* (Continued)
Call Options (cont’d.)
expiring 04/21/17, Strike Price $151.00		9	$10,125
expiring 04/21/17, Strike Price $151.50		6	5,344
Australian Dollar Futures,
expiring 04/07/17, Strike Price 76.00		9	4,950
expiring 05/05/17, Strike Price 76.00		2	1,920
expiring 05/05/17, Strike Price 77.00		9	4,050
Canadian Dollar Futures,
expiring 04/07/17, Strike Price 75.00		15	7,050
expiring 04/07/17, Strike Price 75.50		4	800
expiring 05/05/17, Strike Price 75.00		29	22,910
expiring 05/05/17, Strike Price 75.50		4	2,120
Interest Rate Swap Options,
Receive a fixed rate of 2.15% and pay a floating rate based on 3 Month LIBOR, expiring 06/15/18	Deutsche Bank AG	1,300	28,837

			358,438

Put Options — 0.0%
90 Day Euro Dollar Futures,
expiring 04/07/17, Strike Price 1.05		2,250	450
expiring 04/13/17, Strike Price 98.50		608	1,519
expiring 04/13/17, Strike Price 98.63		1,323	3,306
expiring 06/19/17, Strike Price 98.50		1,043	2,606
90 Day Sterling Futures, expiring 06/21/17,
Strike Price 98.50	GBP	78	—
5 Year U.S. Treasury Notes Futures,
expiring 04/21/17, Strike Price $114.00		93	—
expiring 04/21/17, Strike Price $114.25		4	31
expiring 04/21/17, Strike Price $114.75		254	1,985
expiring 04/21/17, Strike Price $115.00		973	7,602
expiring 05/26/17, Strike Price $101.50		194	1,516
expiring 05/26/17, Strike Price $109.00		8	63
10 Year Euro-Bund Futures,
expiring 05/26/17, Strike Price 142.00	EUR	13	139

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
expiring 05/26/17, Strike Price 143.00		EUR 208	$2,219
expiring 05/26/17, Strike Price 143.50		EUR 58	619
expiring 05/26/17, Strike Price 145.00		EUR 265	2,827
10 Year U.S. Treasury Notes Futures,
expiring 05/26/17, Strike Price $104.00		331	—
expiring 05/26/17, Strike Price $111.00		68	—
expiring 05/26/17, Strike Price $111.00		299	—
expiring 05/26/17, Strike Price $111.50		4	—
expiring 05/26/17, Strike Price $112.00		125	—
20 Year U.S. Treasury Bonds Futures,
expiring 04/21/17, Strike Price $136.00		636	—
expiring 04/21/17, Strike Price $137.00		36	—
Australian Dollar Futures,
expiring 04/07/17, Strike Price 75.00		17	510
expiring 04/07/17, Strike Price 76.00		7	1,330
Canadian Dollar Futures,
expiring 04/07/17, Strike Price 74.00		4	40
expiring 04/07/17, Strike Price 74.50		4	160
Currency Option United States Dollar vs Mexican Peso,
expiring 04/07/17, Strike Price 20.51	Bank of America	6,080	568,264
FNMA TBA 3.5%,
expiring 06/06/17, Strike Price $72.00	JPMorgan Chase	100	—
Interest Rate Swap Options,
Pay a fixed rate of 3.02% and receive a floating rate based on 3 Month LIBOR, expiring 08/21/17	Morgan Stanley	1,300	14,494
Pay a fixed rate of 2.15% and receive a floating rate based on 3 Month LIBOR, expiring 06/15/18	Deutsche Bank AG	1,300	177,861
Pay a fixed rate of 2.72% and receive a floating rate based on 3 Month LIBOR, expiring 07/16/18	Morgan Stanley	3,900	98,270

Counterparty		Notional Amount (000)#	Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
Pay a fixed rate of 2.77% and receive a floating rate based on 3 Month LIBOR, expiring 07/16/18	Morgan Stanley	5,200	$122,765
Pay a fixed rate of 2.91% and receive a floating rate based on 3 Month LIBOR, expiring 08/20/18	Morgan Stanley	600	31,447
Pay a fixed rate of 2.94% and receive a floating rate based on 3 Month LIBOR, expiring 08/20/18	Goldman Sachs & Co.	600	29,806
Japanese Yen Futures,
expiring 05/05/17, Strike Price 90.50		11	14,175

			1,084,004

TOTAL OPTIONS PURCHASED (cost $1,046,950)			1,442,442

TOTAL SHORT-TERM INVESTMENTS (cost $994,329,179)			994,902,514

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 101.4% (cost $4,895,072,123)			5,612,165,162

		Shares
SECURITIES SOLD SHORT(q) — (2.8)%

COMMON STOCKS — (2.8)%
Aerospace & Defense — 0.0%
Aerovironment, Inc.*		4,900	(137,347)
General Dynamics Corp.		200	(37,440)
KLX, Inc.*		3,900	(174,330)
Mercury Systems, Inc.*		4,100	(160,105)
Orbital ATK, Inc.		1,500	(147,000)
TransDigm Group, Inc.		2,500	(550,400)

			(1,206,622)

Air Freight & Logistics — 0.0%
Echo Global Logistics, Inc.*		3,900	(83,265)
Yamato Holdings Co. Ltd. (Japan)		1,700	(35,622)

			(118,887)

Airlines — 0.0%
American Airlines Group, Inc.		15,500	(655,650)

Auto Components — (0.1)%
Continental AG (Germany)		356	(78,053)
Delphi Automotive PLC		4,100	(330,009)
Denso Corp. (Japan)		3,000	(132,366)
Dorman Products, Inc.*		1,100	(90,343)
Gentherm, Inc.*		2,700	(105,975)
Goodyear Tire & Rubber Co. (The)		15,400	(554,400)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Auto Components (cont’d.)
Koito Manufacturing Co. Ltd. (Japan)	1,500	$(78,178)
NGK Spark Plug Co. Ltd. (Japan)	19,300	(442,577)
Nifco, Inc. (Japan)	1,100	(55,283)
NOK Corp. (Japan)	4,800	(112,116)
Stanley Electric Co. Ltd. (Japan)	2,000	(57,179)
Toyota Industries Corp. (Japan)	5,000	(248,726)
Yokohama Rubber Co. Ltd. (The) (Japan)	1,600	(31,358)

		(2,316,563)

Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany)	994	(90,695)
Daimler AG (Germany)	1,209	(89,224)
Honda Motor Co. Ltd. (Japan)	2,200	(66,416)
Mitsubishi Motors Corp. (Japan)	123,300	(739,649)
Toyota Motor Corp. (Japan)	1,000	(54,278)
Volkswagen AG (Germany) (PRFC)	1,639	(238,935)
Yamaha Motor Co. Ltd. (Japan)	7,200	(173,353)

		(1,452,550)

Banks — (0.1)%
Banco BPM SpA (Italy)	203,079	(602,723)
Bank of Kyoto Ltd. (The) (Japan)	30,000	(218,973)
BPER Banca (Italy)	9,840	(49,124)
Chemical Financial Corp.	1,800	(92,070)
Chiba Bank Ltd. (The) (Japan)	32,000	(205,909)
Commerzbank AG (Germany)	88,956	(805,972)
Community Bank System, Inc.	800	(43,984)
Concordia Financial Group Ltd. (Japan)	46,400	(215,115)
CVB Financial Corp.	9,600	(212,064)
FinecoBank Banca Fineco SpA (Italy)	17,750	(120,708)
FNB Corp.	10,600	(157,622)
Hachijuni Bank Ltd. (The) (Japan)	12,700	(71,661)
Hiroshima Bank Ltd. (The) (Japan)	25,000	(106,331)
Iyo Bank Ltd. (The) (Japan)	28,300	(190,955)
Japan Post Bank Co. Ltd. (Japan)	1,500	(18,624)
M&T Bank Corp.	600	(92,838)
Mebuki Financial Group, Inc. (Japan)	21,300	(85,115)
Old National Bancorp	4,300	(74,605)
People’s United Financial, Inc.	35,300	(642,460)
Pinnacle Financial Partners, Inc.	2,400	(159,480)
Seven Bank Ltd. (Japan)	132,500	(433,914)
Shizuoka Bank Ltd. (The) (Japan)	30,000	(244,647)
Suruga Bank Ltd. (Japan)	1,800	(37,993)
SVB Financial Group*	3,300	(614,097)
UniCredit SpA (Italy)	43,363	(668,457)
United Bankshares, Inc.	4,200	(177,450)
Webster Financial Corp.	6,000	(300,240)

		(6,643,131)

Beverages — (0.1)%
Anheuser-Busch InBev SA/NV (Belgium)	11,488	(1,258,804)
Heineken NV (Netherlands)	3,739	(318,184)
Molson Coors Brewing Co. (Class B Stock)	5,700	(545,547)
Suntory Beverage & Food Ltd. (Japan)	4,500	(190,104)

		(2,312,639)

Biotechnology — (0.1)%
Amicus Therapeutics, Inc.*	28,100	(200,353)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Array BioPharma, Inc.*	34,300	$(306,642)
Avexis, Inc.*	1,300	(98,839)
Bluebird Bio, Inc.*	8,300	(754,470)
Clovis Oncology, Inc.*	7,000	(445,690)
Halozyme Therapeutics, Inc.*	14,300	(185,328)
Pluristem Therapeutics, Inc.*	469	(577)
Portola Pharmaceuticals, Inc.*	6,400	(250,816)
Progenics Pharmaceuticals, Inc.*	3,300	(31,152)
Prothena Corp. PLC (Ireland)*	3,200	(178,528)
Puma Biotechnology, Inc.*	7,400	(275,280)
Radius Health, Inc.*	9,500	(367,175)
Repligen Corp.*	2,200	(77,440)
Sarepta Therapeutics, Inc.*	8,400	(248,640)
Seattle Genetics, Inc.*	11,500	(722,890)
Spark Therapeutics, Inc.*	3,400	(181,356)
Swedish Orphan Biovitrum AB (Sweden)*	5,954	(85,488)
TESARO, Inc.*	4,200	(646,254)

		(5,056,918)

Building Products — 0.0%
Advanced Drainage Systems, Inc.	3,100	(67,890)
Assa Abloy AB (Sweden) (Class B Stock)	9,487	(195,031)
Builders FirstSource, Inc.*	17,100	(254,790)
Caesarstone Ltd. (Israel)*	3,800	(137,750)
Johnson Controls International PLC	9,557	(402,541)
LIXIL Group Corp. (Japan)	1,400	(35,582)
Simpson Manufacturing Co., Inc.	1,200	(51,708)

		(1,145,292)

Capital Markets — (0.1)%
Artisan Partners Asset Management, Inc. (Class A Stock)	4,400	(121,440)
Azimut Holding SpA (Italy)	6,512	(113,084)
Banca Generali SpA (Italy)	5,190	(135,656)
CBOE Holdings, Inc.	6,100	(494,527)
CME Group, Inc.	3,200	(380,160)
Credit Suisse Group AG (Switzerland)*	60,258	(896,556)
Daiwa Securities Group, Inc. (Japan)	20,000	(122,030)
Deutsche Bank AG (Germany)	30,765	(528,883)
Eaton Vance Corp.	5,600	(251,776)
FactSet Research Systems, Inc	3,400	(560,694)
GAM Holding AG (Switzerland)*	11,279	(138,981)
Moody’s Corp.	2,700	(302,508)
Nomura Holdings, Inc. (Japan)	22,900	(141,759)
Northern Trust Corp.	4,400	(380,952)
Penson Worldwide, Inc.*^(g)	32,656	—
UBS Group AG (Switzerland)	18,980	(303,388)

		(4,872,394)

Chemicals — (0.1)%
Air Products & Chemicals, Inc.	300	(40,587)
Ashland Global Holdings, Inc.	2,700	(334,287)
CF Industries Holdings, Inc.	19,400	(569,390)
Chr Hansen Holding A/S (Denmark)	4,259	(273,204)
Daicel Corp. (Japan)	1,200	(14,491)
Flotek Industries, Inc.*	8,200	(104,878)
FMC Corp.	9,300	(647,187)
FUCHS PETROLUB SE (Germany) (PRFC)	354	(17,258)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Givaudan SA (Switzerland)	29	$(52,230)
Hexpol AB (Sweden)	9,744	(99,910)
International Flavors & Fragrances, Inc.	4,800	(636,144)
JSR Corp. (Japan)	900	(15,228)
Mosaic Co. (The)	22,700	(662,386)
Nippon Paint Holdings Co. Ltd. (Japan)	6,400	(223,531)
Nitto Denko Corp. (Japan)	2,200	(170,192)
Novozymes A/S (Denmark) (Class B Stock)	11,838	(469,017)
OCI NV (Netherlands)*	3,069	(58,897)
Scotts Miracle-Gro Co. (The) (Class A Stock)	3,200	(298,848)
Sumitomo Chemical Co. Ltd. (Japan)	22,000	(123,224)
Symrise AG (Germany)	3,289	(218,724)
Toray Industries, Inc. (Japan)	7,000	(62,301)

		(5,091,914)

Commercial Services & Supplies — 0.0%
Bilfinger SE (Germany)	3,916	(150,896)
Clean Harbors, Inc.*	3,700	(205,794)
Covanta Holding Corp.	16,500	(259,050)
Healthcare Services Group, Inc.	10,900	(469,681)
KAR Auction Services, Inc.	2,600	(113,542)
Mobile Mini, Inc.	6,600	(201,300)
Sohgo Security Services Co. Ltd. (Japan)	2,100	(78,661)
Stericycle, Inc.*	7,500	(621,675)

		(2,100,599)

Communications Equipment — (0.1)%
ARRIS International PLC*	12,500	(330,625)
CalAmp Corp.*	3,600	(60,444)
Ciena Corp.*	7,400	(174,714)
Infinera Corp.*	26,900	(275,187)
NetScout Systems, Inc.*	19,600	(743,820)
Nokia OYJ (Finland)	232,764	(1,251,074)
Palo Alto Networks, Inc.*	4,700	(529,596)
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	120,007	(801,211)
ViaSat, Inc.*	6,900	(440,358)

		(4,607,029)

Construction & Engineering — 0.0%
Boskalis Westminster (Netherlands)	4,059	(139,843)
Chiyoda Corp. (Japan)	21,000	(135,825)
Dycom Industries, Inc.*	300	(27,885)
Granite Construction, Inc.	7,100	(356,349)
JGC Corp. (Japan)	10,300	(179,380)
Tutor Perini Corp.*	1,500	(47,700)

		(886,982)

Construction Materials — 0.0%
LafargeHolcim Ltd. (Switzerland)*	2,347	(138,472)
Summit Materials, Inc. (Class A Stock)*	17,811	(440,110)

		(578,582)

Consumer Finance — 0.0%
Acom Co. Ltd. (Japan)*	68,100	(272,586)
AEON Financial Service Co. Ltd. (Japan)	13,100	(247,354)
FirstCash, Inc.	4,400	(216,260)
Orient Corp. (Japan)	70,000	(126,809)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Consumer Finance (cont’d.)
PRA Group, Inc.*	3,200	$(106,080)

		(969,089)

Containers & Packaging — 0.0%
AptarGroup, Inc.	3,400	(261,766)
Avery Dennison Corp.	5,500	(443,300)
Ball Corp.	7,800	(579,228)
Sonoco Products Co.	4,700	(248,724)

		(1,533,018)

Distributors — 0.0%
Core-Mark Holding Co., Inc.	6,700	(208,973)

Diversified Consumer Services — 0.0%
Benesse Holdings, Inc. (Japan)	3,200	(100,167)
H&R Block, Inc.	14,200	(330,150)
Houghton Mifflin Harcourt Co.*	17,400	(176,610)

		(606,927)

Diversified Telecommunication Services — 0.0%
Elisa OYJ (Finland)	1,527	(53,981)
Koninklijke KPN NV (Netherlands)	192,925	(580,015)
Sunrise Communications Group AG (Switzerland)*	1,371	(103,292)
Telefonica Deutschland Holding AG (Germany)	35,583	(176,414)
Telenor ASA (Norway)	15,435	(256,768)

		(1,170,470)

Electric Utilities — (0.1)%
Alliant Energy Corp.	12,900	(510,969)
Avangrid, Inc.	3,600	(153,864)
Chugoku Electric Power Co., Inc. (The) (Japan)	23,300	(258,508)
DONG Energy A/S (Denmark)	1,862	(71,703)
Fortum OYJ (Finland)	7,743	(122,557)
Hokuriku Electric Power Co. (Japan)	14,600	(142,026)
IDACORP, Inc.	700	(58,072)
Kansai Electric Power Co., Inc. (The) (Japan)	10,200	(125,508)
Kyushu Electric Power Co., Inc. (Japan)	6,200	(66,253)
NextEra Energy, Inc.	4,700	(603,339)
OGE Energy Corp.	4,400	(153,912)
Pinnacle West Capital Corp.	4,600	(383,548)
PNM Resources, Inc.	6,800	(251,600)
Shikoku Electric Power Co., Inc. (Japan)	17,400	(191,680)
Southern Co. (The)	10,800	(537,624)
Tohoku Electric Power Co., Inc. (Japan)	4,000	(54,335)
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	47,900	(187,758)
Xcel Energy, Inc.	10,500	(466,725)

		(4,339,981)

Electrical Equipment — 0.0%
Acuity Brands, Inc.	2,600	(530,400)
Mabuchi Motor Co. Ltd. (Japan)	1,400	(79,028)

		(609,428)

Electronic Equipment, Instruments & Components — (0.1)%
Alps Electric Co. Ltd. (Japan)	16,100	(456,511)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Amphenol Corp. (Class A Stock)	3,400	$(241,978)
Hamamatsu Photonics KK (Japan)	6,300	(181,834)
Hexagon AB (Sweden) (Class B Stock)	7,463	(299,526)
Ibiden Co. Ltd. (Japan)	16,100	(250,659)
Knowles Corp.*	3,900	(73,905)
Littelfuse, Inc.	1,100	(175,901)
Murata Manufacturing Co. Ltd. (Japan)	1,400	(199,452)
National Instruments Corp.	8,800	(286,528)
Nippon Electric Glass Co. Ltd. (Japan)	10,000	(60,577)
Shimadzu Corp. (Japan)	7,700	(122,544)
TE Connectivity Ltd.	3,000	(223,650)
Universal Display Corp.	9,400	(809,340)
VeriFone Systems, Inc.*	25,000	(468,250)
Yaskawa Electric Corp. (Japan)	14,200	(285,964)

		(4,136,619)

Energy Equipment & Services — (0.1)%
Dril-Quip, Inc.*	2,600	(141,830)
Halliburton Co.	7,800	(383,838)
Helmerich & Payne, Inc.	7,600	(505,932)
Patterson-UTI Energy, Inc.	27,400	(664,998)
Saipem SpA (Italy)	440,639	(200,139)
SBM Offshore NV (Netherlands)	17,440	(285,924)
Schlumberger Ltd.	7,300	(570,130)
Tenaris SA (Luxembourg)	18,848	(325,927)
US Silica Holdings, Inc.	6,500	(311,935)

		(3,390,653)

Equity Real Estate Investment Trusts (REITs) — (0.1)%
Acadia Realty Trust	3,300	(99,198)
CoreSite Realty Corp.	1,300	(117,065)
CubeSmart	4,000	(103,840)
CyrusOne, Inc.	10,100	(519,847)
Digital Realty Trust, Inc.	5,000	(531,950)
DuPont Fabros Technology, Inc.	3,900	(193,401)
Education Realty Trust, Inc.	3,100	(126,635)
Federal Realty Investment Trust	3,500	(467,250)
Iron Mountain, Inc.	6,200	(221,154)
Kilroy Realty Corp.	5,800	(418,064)
LaSalle Hotel Properties	9,800	(283,710)
Life Storage, Inc.	3,400	(279,208)
National Retail Properties, Inc.	11,500	(501,630)
Physicians Realty Trust	12,600	(250,362)
Potlatch Corp.	2,600	(118,820)
Realty Income Corp.	9,600	(571,488)
Regency Centers Corp.	7,300	(484,647)
Retail Opportunity Investments Corp.	5,900	(124,077)
Sabra Health Care REIT, Inc.	2,400	(67,032)
Tanger Factory Outlet Centers, Inc.	2,400	(78,648)
Weyerhaeuser Co.	18,700	(635,426)

		(6,193,452)

Food & Staples Retailing — 0.0%
Aeon Co. Ltd. (Japan)	15,800	(231,352)
Axfood AB (Sweden)	1,051	(15,783)
Chefs’ Warehouse, Inc. (The)*	4,800	(66,720)
Costco Wholesale Corp.	3,800	(637,222)
FamilyMart UNY Holdings Co. Ltd. (Japan)	200	(11,933)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Seven & i Holdings Co. Ltd. (Japan)	1,700	$(66,782)
Sysco Corp.	7,500	(389,400)
Whole Foods Market, Inc.	3,400	(101,048)

		(1,520,240)

Food Products — (0.1)%
B&G Foods, Inc.	6,700	(269,675)
Calbee, Inc. (Japan)	12,000	(409,874)
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	61	(345,644)
Kikkoman Corp. (Japan)	8,000	(239,093)
Kraft Heinz Co. (The)	7,100	(644,751)
McCormick & Co., Inc.	1,900	(185,345)
Nissin Foods Holdings Co. Ltd. (Japan)	1,000	(55,554)
Pinnacle Foods, Inc.	5,300	(306,711)
Snyder’s-Lance, Inc.	14,000	(564,340)
TreeHouse Foods, Inc.*	7,500	(634,950)
Yakult Honsha Co. Ltd. (Japan)	4,000	(222,618)

		(3,878,555)

Gas Utilities — 0.0%
New Jersey Resources Corp.	5,100	(201,960)
Northwest Natural Gas Co.	5,600	(330,960)
South Jersey Industries, Inc.	11,400	(406,410)

		(939,330)

Health Care Equipment & Supplies — (0.1)%
Asahi Intecc Co. Ltd. (Japan)	1,800	(74,908)
AtriCure, Inc.*	2,500	(47,875)
China Medical Technologies, Inc. (China), ADR*^	6,255	—
Coloplast A/S (Denmark) (Class B Stock)	4,381	(342,137)
DENTSPLY SIRONA, Inc.	8,600	(536,984)
DexCom, Inc.*	8,300	(703,259)
Elekta AB (Sweden) (Class B Stock)	16,703	(163,160)
Endologix, Inc.*	17,900	(129,596)
Getinge AB (Sweden) (Class B Stock)	12,600	(220,922)
Globus Medical, Inc. (Class A Stock)*	6,600	(195,492)
Intuitive Surgical, Inc.*	740	(567,188)
K2M Group Holdings, Inc.*	8,800	(180,488)
Meridian Bioscience, Inc	2,900	(40,020)
Nevro Corp.*	4,800	(449,760)
NuVasive, Inc.*	9,100	(679,588)
Olympus Corp. (Japan)	8,700	(335,790)
Penumbra, Inc.*	2,600	(216,970)
ResMed, Inc.	900	(64,773)
Sartorius AG (Germany) (PRFC)	1,198	(105,071)
Spectranetics Corp. (The)*	5,400	(157,275)
Sysmex Corp. (Japan)	2,200	(133,851)
Wright Medical Group NV*	12,400	(385,888)

		(5,730,995)

Health Care Providers & Services — (0.1)%
Acadia Healthcare Co., Inc.*	15,000	(654,000)
Amedisys, Inc.*	2,900	(148,161)
AmerisourceBergen Corp.	900	(79,650)
AMN Healthcare Services, Inc.*	4,300	(174,580)
Brookdale Senior Living, Inc.*	4,600	(61,778)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Capital Senior Living Corp.*	6,700	$(94,202)
Diplomat Pharmacy, Inc.*	8,100	(129,195)
Envision Healthcare Corp.*	6,100	(374,052)
HealthSouth Corp.	11,300	(483,753)
Henry Schein, Inc.*	3,600	(611,892)
MEDNAX, Inc.*	6,000	(416,280)
Owens & Minor, Inc.	1,300	(44,980)
Patterson Cos., Inc.	8,400	(379,932)
Premier, Inc. (Class A Stock)*	5,500	(175,065)
Quorum Health Corp.*	6,075	(33,048)

		(3,860,568)

Health Care Technology — 0.0%
Allscripts Healthcare Solutions, Inc.*	17,700	(224,436)

Hotels, Restaurants & Leisure — (0.1)%
Dave & Buster’s Entertainment, Inc.*	1,400	(85,526)
ILG, Inc.	11,200	(234,752)
La Quinta Holdings, Inc.*	4,700	(63,544)
Marriott International, Inc. (Class A Stock)	8,200	(772,276)
Marriott Vacations Worldwide Corp.	1,600	(159,888)
Oriental Land Co. Ltd. (Japan)	9,500	(546,108)
Planet Fitness, Inc. (Class A Stock)	2,400	(46,248)
SeaWorld Entertainment, Inc.	19,100	(348,957)
Six Flags Entertainment Corp.	6,200	(368,838)
Vail Resorts, Inc.	3,000	(575,700)
Wingstop, Inc.	3,700	(104,636)
Wynn Resorts Ltd.	5,600	(641,816)
Zoe’s Kitchen, Inc.*	1,300	(24,050)

		(3,972,339)

Household Durables — 0.0%
CalAtlantic Group, Inc.	13,480	(504,826)
Casio Computer Co. Ltd. (Japan)	16,600	(231,438)
Garmin Ltd.	10,200	(521,322)
Panasonic Corp. (Japan)	6,400	(72,430)
Rinnai Corp. (Japan)	900	(71,696)
Sharp Corp. (Japan)*	30,000	(126,197)

		(1,527,909)

Household Products — 0.0%
Pigeon Corp. (Japan)	2,600	(83,426)
WD-40 Co.	800	(87,160)

		(170,586)

Independent Power & Renewable Electricity Producers — 0.0%
Electric Power Development Co. Ltd. (Japan)	15,400	(361,884)
Pattern Energy Group, Inc.	9,300	(187,209)
TerraForm Power, Inc. (Class A Stock)*	16,500	(204,105)

		(753,198)

Industrial Conglomerates — 0.0%
Keihan Holdings Co. Ltd. (Japan)	6,000	(36,755)
Roper Technologies, Inc.	1,600	(330,384)
Seibu Holdings, Inc. (Japan)	14,000	(231,586)

		(598,725)

Insurance — (0.1)%
Aon PLC	300	(35,607)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Insurance (cont’d.)
Arthur J Gallagher & Co.	9,000	$(508,860)
Assicurazioni Generali SpA (Italy)	1,293	(20,515)
Japan Post Holdings Co. Ltd. (Japan)	1,400	(17,605)
Markel Corp.*	190	(185,413)
Marsh & McLennan Cos., Inc.	8,600	(635,454)
MBIA, Inc.*	13,700	(116,039)
Mercury General Corp.	2,900	(176,871)
RenaissanceRe Holdings Ltd. (Bermuda)	4,800	(694,320)
RLI Corp.	1,900	(114,038)
Sony Financial Holdings, Inc. (Japan)	25,300	(406,308)
T&D Holdings, Inc. (Japan)	2,500	(36,237)
Torchmark Corp.	1,400	(107,856)
Unipol Gruppo Finanziario SpA (Italy)	58,801	(242,804)
Validus Holdings Ltd.	3,900	(219,921)
W.R. Berkley Corp.	4,100	(289,583)
Willis Towers Watson PLC	4,500	(589,005)

		(4,396,436)

Internet & Direct Marketing Retail — (0.1)%
Amazon.com, Inc.*	760	(673,770)
Liberty Ventures (Class A Stock)*	10,660	(474,157)
Rakuten, Inc. (Japan)	37,600	(377,791)
Start Today Co. Ltd. (Japan)	2,700	(60,004)
TripAdvisor, Inc.*	700	(30,212)
Yoox Net-A-Porter Group SpA (Italy)*	12,349	(293,518)
Zalando SE (Germany)*	5,710	(230,783)

		(2,140,235)

Internet Software & Services — 0.0%
2U, Inc.*	3,200	(126,912)
Box, Inc. (Class A Stock)*	5,500	(89,705)
GoDaddy, Inc. (Class A Stock)*	2,200	(83,380)
GTT Communications, Inc.*	2,400	(58,440)
Kakaku.com, Inc. (Japan)	20,700	(282,587)
New Relic, Inc.*	1,100	(40,777)
Stamps.com, Inc.*	3,900	(461,565)
United Internet AG (Germany), RegS	10,275	(454,482)
Zillow Group, Inc. (Class A Stock)*	900	(30,429)
Zillow Group, Inc. (Class C Stock)*	9,100	(306,397)

		(1,934,674)

IT Services — (0.1)%
Alliance Data Systems Corp.	2,500	(622,500)
Blackhawk Network Holdings, Inc.*	8,900	(361,340)
Broadridge Financial Solutions, Inc.	1,500	(101,925)
Fidelity National Information Services, Inc.	1,900	(151,278)
FleetCor Technologies, Inc.*	3,700	(560,291)
Global Payments, Inc.	9,500	(766,460)
Nets A/S (Denmark)*	6,394	(103,087)
Obic Co. Ltd. (Japan)	2,300	(109,882)
Paychex, Inc.	4,100	(241,490)
PayPal Holdings, Inc.*	13,000	(559,260)
Sabre Corp.	7,900	(167,401)
Teradata Corp.*	3,900	(121,368)
Vantiv, Inc. (Class A Stock)*	6,200	(397,544)
Visa, Inc. (Class A Stock)	4,200	(373,254)
WEX, Inc.*	2,900	(300,150)

		(4,937,230)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Leisure Products — 0.0%
Amer Sports Oyj (Finland)*	1,485	$(33,577)
Shimano, Inc. (Japan)	1,600	(234,349)

		(267,926)

Life Sciences Tools & Services — 0.0%
Bio-Rad Laboratories, Inc. (Class A Stock)*	1,700	(338,878)
Pacific Biosciences of California, Inc.*	15,900	(82,203)
PAREXEL International Corp.*	8,600	(542,746)
PerkinElmer, Inc.	1,100	(63,866)

		(1,027,693)

Machinery — (0.1)%
Alfa Laval AB (Sweden)	5,469	(103,079)
Caterpillar, Inc.	7,000	(649,320)
CIRCOR International, Inc.	2,100	(124,824)
Duerr AG (Germany)	790	(70,496)
FANUC Corp. (Japan)	600	(123,523)
Flowserve Corp.	11,800	(571,356)
GEA Group AG (Germany)	6,481	(275,336)
IDEX Corp.	700	(65,457)
IHI Corp. (Japan)	59,000	(186,628)
Kawasaki Heavy Industries Ltd. (Japan)	104,000	(315,936)
Kennametal, Inc.	5,100	(200,073)
Krones AG (Germany)	848	(95,088)
Kubota Corp. (Japan)	2,900	(43,713)
MINEBEA MITSUMI, Inc. (Japan)	1,100	(14,707)
Mitsubishi Heavy Industries Ltd. (Japan)	28,000	(112,665)
NGK Insulators Ltd. (Japan)	3,300	(74,866)
NTN Corp. (Japan)	22,000	(109,839)
OC Oerlikon Corp. AG (Switzerland)*	13,718	(146,483)
RBC Bearings, Inc.*	1,100	(106,799)
SMC Corp. (Japan)	300	(88,939)
WABCO Holdings, Inc.*	2,200	(258,324)
Wabtec Corp.	7,100	(553,800)

		(4,291,251)

Marine — 0.0%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	20	(33,127)
Kirby Corp.*	4,100	(289,255)
Mitsui OSK Lines Ltd. (Japan)	4,000	(12,571)
Nippon Yusen KK (Japan)	267,000	(563,696)

		(898,649)

Media — (0.1)%
Altice NV (Netherlands) (Class A Stock)*	25,941	(586,754)
Axel Springer SE (Germany)	2,501	(138,054)
Dentsu, Inc. (Japan)	2,100	(114,370)
EW Scripps Co. (The) (Class A Stock)*	6,600	(154,704)
IMAX Corp.*	15,000	(510,000)
Liberty Broadband Corp. (Class A Stock)*	1,500	(127,635)
Liberty Broadband Corp. (Class C Stock)*	4,800	(414,720)
Lions Gate Entertainment Corp. (Class A Stock)	4,200	(111,552)
Lions Gate Entertainment Corp. (Class B Stock)*	4,500	(109,710)
Mediaset SpA (Italy)	66,630	(275,165)
Nexstar Media Group, Inc. (Class A Stock)	1,700	(119,255)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Media (cont’d.)
ProSiebenSat.1 Media SE (Germany)	13,063	$(578,440)
Schibsted ASA (Norway) (Class A Stock)	5,896	(151,775)
Telenet Group Holding NV (Belgium)*	1,632	(97,015)

		(3,489,149)

Metals & Mining — (0.1)%
AK Steel Holding Corp.*	63,500	(456,565)
Allegheny Technologies, Inc.	18,400	(330,464)
ArcelorMittal (Luxembourg)	31,520	(263,700)
Carpenter Technology Corp.	6,400	(238,720)
Cliffs Natural Resources, Inc.*	3,400	(27,914)
Compass Minerals International, Inc.	3,900	(264,615)
JFE Holdings, Inc. (Japan)	19,800	(340,554)
Kaiser Aluminum Corp.	1,000	(79,900)
Kobe Steel Ltd. (Japan)	44,700	(409,023)
Mitsubishi Materials Corp. (Japan)	3,400	(103,200)
Nippon Steel & Sumitomo Metal Corp. (Japan)	6,000	(138,620)
Norsk Hydro ASA (Norway)	41,086	(239,438)
Outokumpu OYJ (Finland)	2,603	(25,380)
Salzgitter AG (Germany)	811	(29,315)
Sumitomo Metal Mining Co. Ltd. (Japan)	17,000	(243,119)
thyssenkrupp AG (Germany)	14,226	(348,506)

		(3,539,033)

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AGNC Investment Corp.	8,800	(175,032)
Apollo Commercial Real Estate Finance, Inc.	9,700	(182,457)

		(357,489)

Multiline Retail — 0.0%
Don Quijote Holdings Co. Ltd. (Japan)	2,500	(87,016)
Isetan Mitsukoshi Holdings Ltd. (Japan)	11,800	(129,697)
Marui Group Co. Ltd. (Japan)	12,000	(163,514)
Ryohin Keikaku Co. Ltd. (Japan)	500	(109,913)
Tuesday Morning Corp.*	13,400	(50,250)

		(540,390)

Multi-Utilities — (0.1)%
Ameren Corp.	2,700	(147,393)
Black Hills Corp.	1,000	(66,470)
Consolidated Edison, Inc.	7,100	(551,386)
Dominion Resources, Inc.	7,600	(589,532)
E.ON SE (Germany)	65,113	(517,657)
Innogy SE (Germany)	2,623	(98,855)
RWE AG (Germany)	41,212	(682,966)

		(2,654,259)

Oil, Gas & Consumable Fuels — (0.1)%
Callon Petroleum Co.*	34,800	(457,968)
Chesapeake Energy Corp.*	72,000	(427,680)
Concho Resources, Inc.*	5,600	(718,704)
Continental Resources, Inc.*	8,400	(381,528)
Eni SpA (Italy)	18,441	(301,941)
EQT Corp.	2,300	(140,530)
Koninklijke Vopak NV (Netherlands)	968	(42,159)
Kosmos Energy Ltd.*	12,800	(85,248)
Matador Resources Co.*	12,200	(290,238)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Murphy Oil Corp.	21,000	$(600,390)
Oasis Petroleum, Inc.*	48,300	(688,758)
Occidental Petroleum Corp.	8,700	(551,232)
Parsley Energy, Inc. (Class A Stock)*	16,700	(542,917)
PDC Energy, Inc.*	9,400	(586,090)
Range Resources Corp.	7,200	(209,520)
SemGroup Corp. (Class A Stock)	3,800	(136,800)
Statoil ASA (Norway)	21,894	(376,326)
Whiting Petroleum Corp.*	43,700	(413,402)

		(6,951,431)

Personal Products — 0.0%
Beiersdorf AG (Germany)	1,037	(98,131)
Coty, Inc. (Class A Stock)	18,400	(333,592)
Edgewell Personal Care Co.*	3,900	(285,246)
Estee Lauder Cos., Inc. (The) (Class A Stock)	6,300	(534,177)
Kose Corp. (Japan)	900	(81,793)

		(1,332,939)

Pharmaceuticals — (0.1)%
ANI Pharmaceuticals, Inc.*	600	(29,706)
Chugai Pharmaceutical Co. Ltd. (Japan)	5,100	(175,559)
Eisai Co. Ltd. (Japan)	2,900	(150,603)
Galenica AG (Switzerland)	48	(50,604)
Horizon Pharma PLC*	28,800	(425,664)
Impax Laboratories, Inc.*	13,100	(165,715)
Medicines Co. (The)*	4,200	(205,380)
Merck KGaA (Germany)	248	(28,260)
Nektar Therapeutics*	14,000	(328,580)
Nippon Shinyaku Co. Ltd. (Japan)	2,400	(122,557)
Novo Nordisk A/S (Denmark) (Class B Stock)	2,992	(102,742)
Ono Pharmaceutical Co. Ltd. (Japan)	9,600	(199,083)
Santen Pharmaceutical Co. Ltd. (Japan)	3,400	(49,386)
Takeda Pharmaceutical Co. Ltd. (Japan)	5,100	(240,093)

		(2,273,932)

Professional Services — 0.0%
Equifax, Inc.	4,200	(574,308)
WageWorks, Inc.*	2,000	(144,600)

		(718,908)

Real Estate Management & Development — 0.0%
Howard Hughes Corp. (The)*	400	(46,900)

Road & Rail — (0.1)%
Genesee & Wyoming, Inc. (Class A Stock)* .	5,300	(359,658)
Kansas City Southern	6,400	(548,864)
Keikyu Corp. (Japan)	8,000	(88,006)
Keio Corp. (Japan)	23,000	(182,721)
Kintetsu Group Holdings Co. Ltd. (Japan)	53,000	(191,613)
Knight Transportation, Inc.	11,400	(357,390)
Kyushu Railway Co. (Japan)	700	(21,535)
Nankai Electric Railway Co. Ltd. (Japan)	23,000	(112,134)
Odakyu Electric Railway Co. Ltd. (Japan)	12,700	(247,683)
Ryder System, Inc.	2,000	(150,880)
Sotetsu Holdings, Inc. (Japan)	7,000	(32,539)
Tobu Railway Co. Ltd. (Japan)	4,000	(20,316)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Road & Rail (cont’d.)
Tokyu Corp. (Japan)	27,000	$(191,839)
Werner Enterprises, Inc.	6,300	(165,060)

		(2,670,238)

Semiconductors & Semiconductor Equipment — (0.1)%
Advanced Micro Devices, Inc.*	39,900	(580,545)
ams AG (Austria)	8,151	(440,320)
Cavium, Inc.*	11,200	(802,592)
Cree, Inc.*	19,400	(518,562)
Cypress Semiconductor Corp	39,400	(542,144)
Inphi Corp.*	2,200	(107,404)
MACOM Technology Solutions Holdings, Inc. (Class H Stock)*	8,300	(400,890)
MaxLinear, Inc. (Class A Stock)*	2,200	(61,710)
Microchip Technology, Inc.	7,400	(545,972)
Veeco Instruments, Inc.*	4,400	(131,340)

		(4,131,479)

Software — (0.1)%
Dell Technologies, Inc. (Class V Stock)*	9,300	(595,944)
Gigamon, Inc.*	7,300	(259,515)
HubSpot, Inc.*	7,600	(460,180)
Nintendo Co. Ltd. (Japan)	1,000	(232,039)
Pegasystems, Inc.	900	(39,465)
Proofpoint, Inc.*	9,200	(684,112)
PROS Holdings, Inc.*	1,800	(43,542)
salesforce.com, Inc.*	7,700	(635,173)
ServiceNow, Inc.*	8,600	(752,242)
Splunk, Inc.*	9,800	(610,442)
Tableau Software, Inc. (Class A Stock)*	7,700	(381,535)
Trend Micro, Inc. (Japan)	5,100	(227,003)
Ultimate Software Group, Inc. (The)*	800	(156,168)
Verint Systems, Inc.*	1,000	(43,375)
Workday, Inc. (Class A Stock)*	9,000	(749,520)
Zendesk, Inc.*	6,100	(171,044)

		(6,041,299)

Specialty Retail — (0.1)%
Advance Auto Parts, Inc.	3,800	(563,388)
AutoZone, Inc.*	750	(542,288)
Children’s Place, Inc. (The)	4,600	(552,230)
Dufry AG (Switzerland)*	99	(15,074)
Fast Retailing Co. Ltd. (Japan)	1,500	(472,025)
Fielmann AG (Germany)	1,628	(125,757)
Hennes & Mauritz AB (Sweden) (Class B Stock)	14,832	(378,525)
Monro Muffler Brake, Inc.	7,200	(375,120)
O’Reilly Automotive, Inc.*	2,000	(539,680)
Signet Jewelers Ltd.	5,800	(401,766)
Tiffany & Co.	8,600	(819,580)
Tractor Supply Co.	7,100	(489,687)

		(5,275,120)

Technology Hardware, Storage & Peripherals — 0.0%
Cray, Inc.*	4,400	(96,360)
Diebold Nixdorf, Inc.	10,400	(319,280)
Electronics For Imaging, Inc.*	8,700	(424,821)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Ricoh Co. Ltd. (Japan)	37,700	$(310,988)

		(1,151,449)

Textiles, Apparel & Luxury Goods — 0.0%
Asics Corp. (Japan)	8,900	(143,198)
Cie Financiere Richemont SA (Switzerland)	2,221	(175,597)
Deckers Outdoor Corp.*	5,700	(340,461)
Hanesbrands, Inc.	20,200	(419,352)
HUGO BOSS AG (Germany)	1,162	(84,737)
Swatch Group AG (The) (Switzerland)	313	(112,063)
VF Corp.	10,200	(560,694)

		(1,836,102)

Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp, Inc.	27,200	(379,984)
Northwest Bancshares, Inc.	5,100	(85,884)

		(465,868)

Tobacco — 0.0%
Japan Tobacco, Inc. (Japan)	800	(26,038)
Philip Morris International, Inc.	3,800	(429,020)
Vector Group Ltd.	12,678	(263,702)

		(718,760)

Trading Companies & Distributors — 0.0%
Air Lease Corp.	8,600	(333,250)
NOW, Inc.*	24,200	(410,432)

		(743,682)

Transportation Infrastructure — 0.0%
Mitsubishi Logistics Corp. (Japan)	2,000	(27,610)

Water Utilities — 0.0%
Aqua America, Inc.	7,100	(228,265)

Wireless Telecommunication Services — 0.0%
Millicom International Cellular SA (Luxembourg), SDR	2,037	(113,585)
Tele2 AB (Sweden) (Class B Stock)	19,282	(184,047)

		(297,632)

TOTAL COMMON STOCKS (proceeds received $138,910,006)		(150,767,271)

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY
OBLIGATION - SHORT — 0.0%
Federal National Mortgage Assoc. (proceeds received $1,015,391)
3.500%	TBA	1,000	(1,022,891)

TOTAL SECURITIES SOLD SHORT (proceeds received $139,925,397)			(151,790,162)

Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* — 0.0%
Call Options — 0.0%
5 Year U.S. Treasury Notes Futures,
expiring 04/21/17, Strike Price $117.50		45	$(19,336)
expiring 04/21/17, Strike Price $117.75		27	(7,805)
expiring 04/21/17, Strike Price $118.00		9	(1,617)
expiring 04/21/17, Strike Price $119.25		23	(359)
expiring 05/26/17, Strike Price $117.50		27	(17,930)
10 Year Euro-Bund Futures,
expiring 04/21/17, Strike Price 162.00	EUR	28	(13,442)
expiring 05/26/17, Strike Price 161.00	EUR	27	(47,814)
expiring 05/26/17, Strike Price 164.00	EUR	9	(5,665)
10 Year U.S. Treasury Notes Futures,
expiring 04/07/17, Strike Price $152.50		4	(625)
expiring 04/21/17, Strike Price $124.00		43	(34,938)
expiring 04/21/17, Strike Price $124.50		109	(56,203)
expiring 04/21/17, Strike Price $125.00		46	(14,375)
expiring 04/21/17, Strike Price $127.00		68	(2,125)
expiring 05/26/17, Strike Price $124.50		53	(49,688)
expiring 05/26/17, Strike Price $125.00		45	(31,641)
expiring 05/26/17, Strike Price $125.00		36	(25,313)
expiring 05/26/17, Strike Price $127.00		110	(24,063)
expiring 05/26/17, Strike Price $127.50		19	(2,969)
expiring 05/26/17, Strike Price $128.00		18	(2,250)
20 Year U.S. Treasury Bonds Futures,
expiring 04/21/17, Strike Price $149.00		7	(16,188)
expiring 04/21/17, Strike Price $150.00		13	(22,141)
expiring 04/21/17, Strike Price $152.00		37	(24,859)
expiring 04/21/17, Strike Price $153.00		46	(20,125)
expiring 04/21/17, Strike Price $154.00		4	(1,000)
expiring 05/26/17, Strike Price $151.00		9	(18,422)
expiring 05/26/17, Strike Price $152.00		64	(105,000)
expiring 05/26/17, Strike Price $153.00		43	(53,750)
Australian Dollar Futures,

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
expiring 05/05/17, Strike Price 77.50			18	$(5,220)
expiring 06/09/17, Strike Price 77.50			9	(5,400)
Currency Option British Pound vs United States Dollar,
expiring 05/18/17, Strike Price 1.27	Bank of America	GBP	1,621	(15,318)
Currency Option United States Dollar vs Brazilian Real,
expiring 04/26/17, Strike Price 3.25	Deutsche Bank AG		2,100	(8,071)
expiring 06/01/17, Strike Price 3.31	JPMorgan Chase		1,600	(13,769)
expiring 06/01/17, Strike Price 3.35	Goldman Sachs & Co.		800	(5,179)
expiring 06/26/17, Strike Price 3.38	Credit Suisse First Boston Corp.		2,600	(23,679)
expiring 09/27/17, Strike Price 3.51	JPMorgan Chase		3,200	(49,600)
expiring 10/02/17, Strike Price 3.55	Credit Suisse First Boston Corp.		700	(979)
expiring 11/17/17, Strike Price 4.25	Deutsche Bank AG		3,400	(12,667)
Currency Option United States Dollar vs South African Rand,
expiring 04/25/17, Strike Price 13.10	JPMorgan Chase		2,300	(86,316)
expiring 05/02/17, Strike Price 14.00	JPMorgan Chase		800	(9,594)
expiring 06/27/17, Strike Price 13.58	Hong Kong & Shanghai Bank		600	(22,287)
expiring 06/28/17, Strike Price 14.00	Citigroup Global Markets		2,900	(75,554)
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA,
expiring 04/22/24, Strike Price 4.00%	JPMorgan Chase		800	(282)
expiring 05/16/24, Strike Price 4.00%	JPMorgan Chase		200	(75)
Inflation Cap Option, Inflation on the Eurostat Eurozone HICP,
expiring 06/22/35, Strike Price 3.00%	Goldman Sachs & Co.	EUR	500	(5,690)
Interest Rate Swap Options,
Pay a fixed rate of 1.80% and receive a floating rate based on 3 Month LIBOR, expiring 11/07/17	Royal Bank of Scotland Group PLC		210,000	(2,283)
iTraxx.o.EU.26.5Y,
expiring 06/21/17, Strike Price 0.68	Citigroup Global Markets	EUR	1,700	(3,606)
Japanese Yen Futures,
expiring 04/07/17, Strike Price 89.00			36	(43,500)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
expiring 04/07/17, Strike Price 90.00			11	$(5,513)
expiring 05/05/17, Strike Price 90.00			10	(11,000)

				(1,025,225)

Put Options — 0.0%
90 Day Euro Dollar Futures,
expiring 04/07/17, Strike Price 1.07			625	(2,000)
90 Day Sterling Futures,
expiring 06/21/17, Strike Price 98.00		GBP	78	—
5 Year U.S. Treasury Notes Futures,
expiring 04/21/17, Strike Price $117.00			18	(1,406)
10 Year Euro-Bund Futures,
expiring 05/26/17, Strike Price 156.00		EUR	9	(1,056)
10 Year U.S. Treasury Notes Futures,
expiring 04/07/17, Strike Price $150.00			18	(5,625)
expiring 04/21/17, Strike Price $121.00			68	(1,063)
expiring 04/21/17, Strike Price $123.50			37	(5,203)
expiring 04/21/17, Strike Price $124.00			18	(4,781)
expiring 04/21/17, Strike Price $124.50			19	(8,609)
expiring 05/26/17, Strike Price $119.50			19	(594)
expiring 05/26/17, Strike Price $122.50			72	(15,750)
expiring 05/26/17, Strike Price $123.00			28	(9,188)
20 Year U.S. Treasury Bonds Futures,
expiring 04/21/17, Strike Price $149.00			23	(10,422)
expiring 05/26/17, Strike Price $145.00			9	(3,375)
FNMA TBA 3.5%,
expiring 05/04/17, Strike Price $100.65	JPMorgan Chase		30	(2,169)
expiring 05/04/17, Strike Price $101.20	Credit Suisse First Boston Corp.		30	(4,633)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA,
expiring 03/24/20, Strike Price 0.00%	JPMorgan Chase		1,900	(7,798)
expiring 04/07/20, Strike Price 0.00%	Citigroup Global Markets		2,700	(5)
expiring 09/29/20, Strike Price 0.00%	Citigroup Global Markets		500	(3)
expiring 09/29/20, Strike Price 0.00%	Citigroup Global Markets		300	(2)
expiring 10/02/20, Strike Price 0.00%	JPMorgan Chase		1,000	(5,321)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Interest Rate Swap Options,
Receive a fixed rate of 2.46% and pay a floating rate based on 3 Month LIBOR, expiring 05/18/17	Goldman Sachs & Co.		6,900	$(44,891)
Receive a fixed rate of 2.70% and pay a floating rate based on 3 Month LIBOR, expiring 08/21/17	Morgan Stanley		5,700	(8,099)
Receive a fixed rate of 2.60% and pay a floating rate based on 3 Month LIBOR, expiring 11/07/17	Royal Bank of Scotland Group PLC		210,000	(34,090)
Receive a fixed rate of 2.80% and pay a floating rate based on 3 Month LIBOR, expiring 08/20/18	Goldman Sachs & Co.		2,600	(23,954)
Receive a fixed rate of 2.80% and pay a floating rate based on 3 Month LIBOR, expiring 08/20/18	Morgan Stanley		2,600	(23,954)
iTraxx.o.EU.26.5Y,
expiring 06/21/17, Strike Price 1.00	Citigroup Global Markets	EUR	1,700	(952)
Japanese Yen Futures,
expiring 04/07/17, Strike Price 86.00			15	(75)
expiring 04/07/17, Strike Price 87.00			24	(119)
expiring 04/07/17, Strike Price 89.00			5	(400)
expiring 05/05/17, Strike Price 87.00			6	(813)
expiring 05/05/17, Strike Price 88.00			5	(1,400)
expiring 05/05/17, Strike Price 89.00			23	(12,375)
expiring 06/09/17, Strike Price 87.00			5	(1,900)

				(242,025)

TOTAL OPTIONS WRITTEN
(premiums received $1,559,587)				(1,267,250)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 98.6% (cost $4,753,587,139)				5,459,107,750
Other assets in excess of liabilities(z) — 1.4%				76,919,675

NET ASSETS — 100.0%				$5,536,027,425

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $2,511,366 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $45,452,056; cash collateral of $46,603,711 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $789,218. The aggregate value of $188,300 is approximately 0.0% of net assets.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $8,747,605 is approximately 0.2% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.
(q)	Deposit with Credit Suisse First Boston Corp. and JPMorgan Chase combined with securities segregated as collateral in an amount of $272,190,838 exceeds the value of securities sold short as of March 31, 2017.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(ss)	Represents zero coupon bond.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Financial futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
19	90 Day Euro Dollar	Jun. 2017	$4,692,550	$4,688,725	$(3,825)
184	90 Day Euro Dollar	Mar. 2018	45,356,788	45,238,700	(118,088)
143	90 Day Euro Dollar	Dec. 2018	35,151,725	35,031,425	(120,300)
247	90 Day Euro Euribor.	Sep. 2017	66,060,016	66,069,430	9,414
213	2 Year U.S. Treasury Notes	Jun. 2017	46,064,578	46,104,516	39,938
8	5 Year Euro-Bobl	Jun. 2017	1,132,262	1,124,837	(7,425)
2,090	5 Year U.S. Treasury Notes	Jun. 2017	245,926,238	246,048,516	122,278
57	10 Year Australian Treasury Bonds	Jun. 2017	41,614,452	41,719,533	105,081
9	10 Year Canadian Government Bonds	Jun. 2017	926,360	929,338	2,978
679	10 Year Euro-Bund.	Jun. 2017	117,388,689	116,926,092	(462,597)
26	10 Year Mini Japanese Government Bonds	Jun. 2017	3,507,824	3,508,470	646
40	10 Year U.K. Gilt	Jun. 2017	6,365,892	6,393,786	27,894
806	10 Year U.S. Treasury Notes	Jun. 2017	100,119,102	100,397,376	278,274
114	10 Year U.S. Ultra Treasury Bonds	Jun. 2017	15,216,083	15,263,531	47,448
663	20 Year U.S. Treasury Bonds	Jun. 2017	100,455,875	100,009,406	(446,469)
86	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	13,617,454	13,813,750	196,296
11	Australian Dollar Currency	Jun. 2017	841,650	839,960	(1,690)
72	CAC40 10 Euro	Apr. 2017	3,813,725	3,929,207	115,482
16	Canadian Dollar Currency	Jun. 2017	1,195,660	1,205,280	9,620
64	DAX Index.	Jun. 2017	20,516,059	21,045,041	528,982
8	Euro Currency	Jun. 2017	1,086,556	1,072,200	(14,356)
1,460	Euro STOXX 50 Index	Jun. 2017	51,898,936	53,361,070	1,462,134
101	Euro-BTP Italian Government Bond	Jun. 2017	13,945,316	14,081,472	136,156
54	Euro-OAT	Jun. 2017	8,440,312	8,470,588	30,276
204	FTSE 100 Index.	Jun. 2017	18,620,131	18,595,527	(24,604)
1	Hang Seng Index	Apr. 2017	156,424	155,253	(1,171)
29	Mexican Peso	Jun. 2017	730,300	764,730	34,430
9	Mini MSCI Emerging Markets Index	Jun. 2017	422,217	432,630	10,413
130	Russell 2000 Mini Index	Jun. 2017	8,890,201	8,998,600	108,399
78	S&P 500 E-Mini Index	Jun. 2017	9,245,343	9,200,880	(44,463)
88	S&P 500 Index	Jun. 2017	52,110,300	51,902,400	(207,900)
80	S&P Mid Cap 400 E-Mini Index	Jun. 2017	13,681,200	13,745,600	64,400
559	TOPIX Index	Jun. 2017	77,368,191	75,944,265	(1,423,926)
99	U.S. Dollar Index	Jun. 2017	10,051,470	9,921,582	(129,888)
9	Yen Denominated Nikkei 225 Index	Jun. 2017	779,535	766,370	(13,165)

					310,672

Short Positions:
654	90 Day Euro Dollar	Sep. 2017	161,218,471	161,161,950	56,521
194	90 Day Euro Dollar	Dec. 2017	47,764,510	47,748,250	16,260
88	2 Year U.S. Treasury Notes	Jun. 2017	19,030,264	19,047,875	(17,611)
96	5 Year U.S. Treasury Notes	Jun. 2017	11,253,933	11,301,750	(47,817)
47	10 Year Australian Treasury Bonds	Jun. 2017	34,386,395	34,396,824	(10,429)
74	10 Year Canadian Government Bonds	Jun. 2017	7,578,678	7,641,223	(62,545)
752	10 Year Euro-Bund.	Jun. 2017	129,883,576	129,496,939	386,637
20	10 Year Japanese Bonds	Jun. 2017	26,977,948	26,997,215	(19,267)
109	10 Year U.K. Gilt	Jun. 2017	17,151,601	17,423,065	(271,464)
873	10 Year U.S. Treasury Notes	Jun. 2017	108,773,395	108,743,063	30,332
197	20 Year U.S. Treasury Bonds	Jun. 2017	29,575,720	29,716,219	(140,499)
26	30 Year Euro Buxl	Jun. 2017	4,614,308	4,675,329	(61,021)
47	Amsterdam Index	Apr. 2017	5,111,317	5,166,400	(55,083)
51	ASX SPI 200 Index	Jun. 2017	5,600,428	5,696,539	(96,111)
17	British Pound Currency	Jun. 2017	1,295,506	1,334,075	(38,569)
181	Euro STOXX 50 Index	Jun. 2017	6,426,636	6,615,311	(188,675)
41	Euro-BTP Italian Government Bond	Jun. 2017	5,698,079	5,716,241	(18,162)
102	Euro-OAT	Jun. 2017	15,920,268	16,000,000	(79,732)
20	FTSE/MIB Index	Jun. 2017	2,037,061	2,139,047	(101,986)
11	Japanese Yen Currency	Jun. 2017	1,235,474	1,239,081	(3,607)
145	S&P 500 E-Mini Index	Jun. 2017	17,117,509	17,104,200	13,309

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Financial futures contracts outstanding at March 31, 2017 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Short Positions (cont’d.):
16	TOPIX Index	Jun. 2017	$2,214,475	$2,173,718	$40,757

					(668,762)

					$(358,090)

Commodity futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
18	Brent Crude.	Jun. 2017	$915,659	$963,539	$47,880
176	Brent Crude.	Jul. 2017	9,393,790	9,467,040	73,250
18	Brent Crude.	Dec. 2017	1,015,720	975,240	(40,480)
40	Coffee ’C’	May 2017	2,198,423	2,089,500	(108,923)
5	Coffee ’C’	Mar. 2018	286,050	282,188	(3,862)
15	Copper	Apr. 2017	995,812	1,016,250	20,438
76	Copper	May 2017	5,157,869	5,039,750	(118,119)
34	Copper	Jul. 2017	2,143,568	2,267,800	124,232
448	Corn	May 2017	8,444,975	8,159,200	(285,775)
22	Cotton No. 2	May 2017	847,517	850,630	3,113
4	Cotton No. 2	Dec. 2017	149,125	148,180	(945)
64	Gasoline RBOB	May 2017	4,769,507	4,577,664	(191,843)
8	Gasoline RBOB	Dec. 2017	485,919	492,475	6,556
61	Gold 100 OZ	Jun. 2017	7,426,550	7,632,320	205,770
29	Gold 100 OZ	Dec. 2017	3,476,934	3,656,900	179,966
68	Hard Red Winter Wheat	May 2017	1,558,437	1,429,700	(128,737)
43	Lean Hogs	Jun. 2017	1,331,980	1,270,220	(61,760)
14	Lean Hogs	Dec. 2017	358,000	339,920	(18,080)
46	Live Cattle.	Jun. 2017	1,966,060	2,040,100	74,040
10	Live Cattle.	Dec. 2017	415,710	429,400	13,690
27	LME Copper	Jun. 2017	4,076,663	3,941,494	(135,169)
44	LME Nickel	May 2017	2,776,149	2,639,208	(136,941)
41	LME Nickel	Jun. 2017	2,773,968	2,464,428	(309,540)
3	LME Nickel	Dec. 2017	183,135	182,439	(696)
5	LME Nickel	Feb. 2018	314,574	305,205	(9,369)
56	LME PRI Aluminum	May 2017	2,597,461	2,742,950	145,489
105	LME PRI Aluminum	Jun. 2017	4,594,602	5,156,156	561,554
14	LME PRI Aluminum	Aug. 2017	642,964	688,538	45,574
43	LME PRI Aluminum	Dec. 2017	2,060,790	2,121,513	60,723
29	LME Zinc	May 2017	2,069,676	2,004,625	(65,051)
31	LME Zinc	Jun. 2017	1,985,843	2,147,525	161,682
22	LME Zinc	Dec. 2017	1,553,504	1,527,350	(26,154)
7	Low Sulphur Gas Oil	Mar. 2017	316,575	329,700	13,125
142	Natural Gas	May 2017	4,385,955	4,529,800	143,845
53	Natural Gas	Jul. 2017	1,689,628	1,757,480	67,852
58	Natural Gas	Dec. 2017	2,005,374	2,023,040	17,666
176	No. 2 Soft Red Winter Wheat	May 2017	3,937,726	3,753,200	(184,526)
76	NY Harbor ULSD	May 2017	5,252,552	5,026,123	(226,429)
26	Silver	May 2017	2,322,956	2,373,280	50,324
24	Silver	Dec. 2017	2,088,823	2,219,880	131,057
124	Soybean	May 2017	6,533,788	5,865,200	(668,588)
98	Soybean Meal	May 2017	3,354,960	3,022,320	(332,640)
71	Soybean Oil	May 2017	1,482,690	1,353,828	(128,862)
29	Soybean Oil	Jul. 2017	601,038	558,018	(43,020)
17	Soybean Oil	Dec. 2017	353,311	330,786	(22,525)
112	Sugar #11 (World)	May 2017	2,470,708	2,102,374	(368,334)
8	Sugar #11 (World)	Jul. 2017	175,573	151,245	(24,328)
19	Sugar #11 (World)	Oct. 2017	429,650	364,101	(65,549)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Commodity futures contracts outstanding at March 31, 2017 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Positions (cont’d.):
130	WTI Crude	May 2017	$6,870,982	$6,577,999	$(292,983)
36	WTI Crude	Jul. 2017	1,890,310	1,851,120	(39,190)
17	WTI Crude	Dec. 2017	950,790	885,360	(65,430)

					(1,956,022)

Short Positions:
37	Copper	May 2017	2,473,891	2,453,563	20,328
2	LME Copper	Jun. 2017	293,709	291,963	1,746
3	LME Nickel	May 2017	180,606	179,946	660
26	LME Nickel	Jun. 2017	1,587,228	1,562,808	24,420
100	LME PRI Aluminum	Jun. 2017	4,711,766	4,910,625	(198,859)
1	LME PRI Aluminum	Dec. 2017	47,325	49,338	(2,013)
7	LME Zinc	May 2017	482,838	483,875	(1,037)
29	LME Zinc	Jun. 2017	2,050,278	2,008,975	41,303
1	LME Zinc	Dec. 2017	68,163	69,425	(1,262)

					(114,714)

					$(2,070,736)

Cash and foreign cash of $16,038,971 has been segregated with Goldman Sachs & Co. and U.S. Treasury Obligations with a market value of $14,917,969 and $8,199,581 have been segregated with Goldman Sachs & Co. and Credit Suisse First Boston Corp., respectively, to cover requirement for open futures contracts at March 31, 2017. In addition, cash and cash equivalents have been earmarked to cover the notional amount of commodity futures contracts as of March 31, 2017.

Forward foreign currency exchange contracts outstanding at March 31, 2017:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 04/17/17	Citigroup Global Markets	ARS	6,330	$399,319	$408,515	$9,196
Expiring 04/17/17	Citigroup Global Markets	ARS	4,590	290,567	296,221	5,654
Expiring 08/15/17	Citigroup Global Markets	ARS	10,010	597,362	610,608	13,246
Expiring 11/15/17	JPMorgan Chase	ARS	12,710	731,511	743,413	11,902
Australian Dollar,
Expiring 04/20/17	Barclays Capital Group	AUD	211	162,296	161,381	(915)
Expiring 06/21/17	Barclays Capital Group	AUD	10,335	7,861,035	7,883,999	22,964
Expiring 06/21/17	Barclays Capital Group	AUD	6,999	5,395,151	5,339,372	(55,779)
Expiring 06/21/17	Barclays Capital Group	AUD	6,457	4,921,442	4,925,638	4,196
Expiring 06/21/17	Barclays Capital Group	AUD	3,786	2,897,370	2,887,811	(9,559)
Expiring 06/21/17	Barclays Capital Group	AUD	3,218	2,459,802	2,455,067	(4,735)
Expiring 06/21/17	Barclays Capital Group	AUD	2,761	2,084,175	2,106,292	22,117
Expiring 06/21/17	Citigroup Global Markets	AUD	49,644	38,028,971	37,869,806	(159,165)
Expiring 06/21/17	Citigroup Global Markets	AUD	17,410	13,138,410	13,280,550	142,140
Expiring 06/21/17	Citigroup Global Markets	AUD	14,281	10,835,978	10,894,259	58,281
Expiring 06/21/17	Citigroup Global Markets	AUD	9,816	7,435,782	7,487,928	52,146
Expiring 06/21/17	Citigroup Global Markets	AUD	9,522	7,225,547	7,263,461	37,914
Expiring 06/21/17	Citigroup Global Markets	AUD	2,080	1,588,898	1,586,683	(2,215)
Expiring 06/21/17	Citigroup Global Markets	AUD	1,377	1,042,989	1,050,527	7,538
Expiring 06/21/17	Citigroup Global Markets	AUD	1,036	793,928	789,927	(4,001)
Expiring 06/21/17	Citigroup Global Markets	AUD	969	742,404	739,226	(3,178)
Expiring 06/21/17	Citigroup Global Markets	AUD	792	605,436	604,399	(1,037)
Expiring 06/21/17	Citigroup Global Markets	AUD	703	539,403	536,268	(3,135)
Expiring 06/21/17	Citigroup Global Markets	AUD	589	451,293	449,306	(1,987)
Expiring 06/21/17	Citigroup Global Markets	AUD	475	359,910	362,251	2,341
Expiring 06/21/17	Citigroup Global Markets	AUD	396	300,128	301,876	1,748
Expiring 06/21/17	Citigroup Global Markets	AUD	396	304,471	301,875	(2,596)
Expiring 06/21/17	Citigroup Global Markets	AUD	235	176,884	178,974	2,090
Expiring 06/21/17	Morgan Stanley	AUD	9,294	7,107,523	7,089,881	(17,642)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 06/21/17	Morgan Stanley	AUD	7,975	$5,982,331	$6,083,168	$100,837
Expiring 06/21/17	Morgan Stanley	AUD	7,814	5,962,824	5,960,912	(1,912)
Expiring 06/21/17	Morgan Stanley	AUD	2,397	1,823,163	1,828,554	5,391
Expiring 06/21/17	UBS AG	AUD	9,700	7,317,360	7,399,440	82,080
Brazilian Real,
Expiring 04/04/17	Bank of America	BRL	6	2,000	2,006	6
Expiring 04/04/17	BNP Paribas	BRL	7,600	2,310,030	2,425,433	115,403
Expiring 04/04/17	BNP Paribas	BRL	6,500	2,016,110	2,074,384	58,274
Expiring 04/04/17	BNP Paribas	BRL	4,000	1,259,089	1,276,544	17,455
Expiring 04/04/17	Charles Schwab	BRL	1,597	508,000	509,628	1,628
Expiring 04/04/17	Deutsche Bank AG	BRL	4,634	1,460,702	1,478,901	18,199
Expiring 04/04/17	Deutsche Bank AG	BRL	628	200,000	200,558	558
Expiring 04/04/17	Hong Kong & Shanghai Bank	BRL	3,438	1,110,391	1,097,311	(13,080)
Expiring 04/04/17	Hong Kong & Shanghai Bank	BRL	1,424	455,000	454,280	(720)
Expiring 04/04/17	Hong Kong & Shanghai Bank	BRL	1,300	404,355	414,877	10,522
Expiring 04/04/17	Hong Kong & Shanghai Bank	BRL	589	190,192	187,952	(2,240)
Expiring 04/04/17	JPMorgan Chase	BRL	9,100	2,788,417	2,904,138	115,721
Expiring 05/03/17	Deutsche Bank AG	BRL	5,042	1,579,190	1,598,277	19,087
Expiring 05/03/17	Standard Chartered PLC	BRL	4,000	1,283,306	1,268,080	(15,226)
British Pound,
Expiring 04/04/17	Hong Kong & Shanghai Bank	GBP	273	337,407	342,073	4,666
Expiring 04/04/17	JPMorgan Chase	GBP	775	950,157	971,087	20,930
Expiring 04/20/17	Barclays Capital Group	GBP	1,142	1,415,502	1,431,080	15,578
Expiring 04/20/17	Barclays Capital Group	GBP	270	329,685	338,441	8,756
Expiring 04/20/17	Goldman Sachs & Co.	GBP	1,807	2,256,688	2,264,724	8,036
Expiring 06/21/17	Barclays Capital Group	GBP	7,115	8,894,221	8,932,474	38,253
Expiring 06/21/17	Barclays Capital Group	GBP	6,139	7,606,317	7,707,376	101,059
Expiring 06/21/17	Barclays Capital Group	GBP	2,081	2,605,530	2,613,120	7,590
Expiring 06/21/17	Citigroup Global Markets	GBP	7,767	9,619,587	9,750,577	130,990
Expiring 06/21/17	Citigroup Global Markets	GBP	341	418,917	427,841	8,924
Expiring 06/21/17	Citigroup Global Markets	GBP	328	408,381	411,248	2,867
Expiring 06/21/17	Citigroup Global Markets	GBP	314	385,144	394,654	9,510
Expiring 06/21/17	Citigroup Global Markets	GBP	277	344,621	347,708	3,087
Expiring 06/21/17	Citigroup Global Markets	GBP	262	329,795	328,999	(796)
Expiring 06/21/17	Citigroup Global Markets	GBP	260	325,103	326,756	1,653
Expiring 06/21/17	Morgan Stanley	GBP	16,224	20,132,590	20,367,795	235,205
Expiring 06/21/17	Morgan Stanley	GBP	9,596	11,738,254	12,047,230	308,976
Expiring 06/21/17	Morgan Stanley	GBP	9,451	11,585,899	11,865,242	279,343
Expiring 06/21/17	Morgan Stanley	GBP	7,075	8,621,696	8,882,491	260,795
Expiring 06/21/17	Morgan Stanley	GBP	6,759	8,388,013	8,484,929	96,916
Expiring 06/21/17	Morgan Stanley	GBP	3,169	3,853,783	3,978,099	124,316
Expiring 06/21/17	Morgan Stanley	GBP	1,694	2,128,849	2,127,050	(1,799)
Expiring 06/21/17	Morgan Stanley	GBP	1,589	1,961,483	1,994,615	33,132
Expiring 06/21/17	UBS AG	GBP	313	380,716	392,327	11,611
Canadian Dollar,
Expiring 04/04/17	Barclays Capital Group	CAD	1,086	812,400	816,681	4,281
Expiring 04/04/17	JPMorgan Chase	CAD	758	565,327	570,023	4,696
Expiring 04/20/17	Bank of America	CAD	1,793	1,366,858	1,348,713	(18,145)
Expiring 04/20/17	Barclays Capital Group	CAD	1,801	1,342,141	1,354,685	12,544
Expiring 04/20/17	Barclays Capital Group	CAD	564	430,135	424,232	(5,903)
Expiring 06/21/17	Barclays Capital Group	CAD	55,860	41,930,193	42,053,631	123,438
Expiring 06/21/17	Barclays Capital Group	CAD	23,986	17,969,434	18,057,440	88,006
Expiring 06/21/17	Barclays Capital Group	CAD	4,356	3,261,335	3,278,989	17,654
Expiring 06/21/17	Citigroup Global Markets	CAD	9,998	7,462,134	7,526,491	64,357
Expiring 06/21/17	Citigroup Global Markets	CAD	5,532	4,129,894	4,164,957	35,063
Expiring 06/21/17	Citigroup Global Markets	CAD	5,383	4,115,535	4,052,388	(63,147)
Expiring 06/21/17	Citigroup Global Markets	CAD	5,017	3,750,159	3,776,995	26,836
Expiring 06/21/17	Citigroup Global Markets	CAD	4,705	3,595,843	3,542,323	(53,520)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 06/21/17	Citigroup Global Markets	CAD	4,557	$3,401,073	$3,430,544	$29,471
Expiring 06/21/17	Citigroup Global Markets	CAD	3,868	2,879,683	2,912,175	32,492
Expiring 06/21/17	Citigroup Global Markets	CAD	3,317	2,478,173	2,496,801	18,628
Expiring 06/21/17	Citigroup Global Markets	CAD	3,020	2,248,254	2,273,736	25,482
Expiring 06/21/17	Citigroup Global Markets	CAD	2,301	1,743,006	1,732,286	(10,720)
Expiring 06/21/17	Citigroup Global Markets	CAD	2,088	1,585,403	1,571,929	(13,474)
Expiring 06/21/17	Citigroup Global Markets	CAD	190	143,594	143,040	(554)
Expiring 06/21/17	Morgan Stanley	CAD	22,749	17,053,541	17,126,277	72,736
Expiring 06/21/17	Morgan Stanley	CAD	16,310	12,210,663	12,278,608	67,945
Expiring 06/21/17	Morgan Stanley	CAD	14,311	10,600,395	10,773,822	173,427
Chinese Renminbi,
Expiring 05/11/17	JPMorgan Chase	CNH	34,259	4,975,168	4,968,620	(6,548)
Expiring 05/19/17	BNP Paribas	CNH	22,965	3,298,000	3,328,614	30,614
Czech Koruna,
Expiring 02/01/18	JPMorgan Chase	CZK	47,467	1,933,803	1,927,576	(6,227)
Expiring 02/01/18	JPMorgan Chase	CZK	41,519	1,697,878	1,686,041	(11,837)
Danish Krone,
Expiring 04/03/17	BNP Paribas	DKK	2,821	411,783	404,602	(7,181)
Expiring 04/03/17	JPMorgan Chase	DKK	14,443	2,068,901	2,071,395	2,494
Expiring 07/03/17	BNP Paribas	DKK	1,665	240,335	239,929	(406)
Expiring 07/03/17	Goldman Sachs & Co.	DKK	6,912	1,006,882	995,963	(10,919)
Euro,
Expiring 04/04/17	Barclays Capital Group	EUR	382	406,101	407,591	1,490
Expiring 04/04/17	Barclays Capital Group	EUR	359	387,661	383,051	(4,610)
Expiring 04/04/17	Citigroup Global Markets	EUR	308	326,497	328,634	2,137
Expiring 04/04/17	Goldman Sachs & Co.	EUR	280	295,206	298,758	3,552
Expiring 04/04/17	JPMorgan Chase	EUR	222	238,367	236,872	(1,495)
Expiring 04/05/17	Credit Suisse First Boston Corp.	EUR	3	2,920	2,801	(119)
Expiring 04/20/17	Bank of America	EUR	1,400	1,478,239	1,494,864	16,625
Expiring 04/20/17	Bank of America	EUR	1,050	1,131,963	1,121,148	(10,815)
Expiring 04/20/17	Barclays Capital Group	EUR	660	702,455	704,721	2,266
Expiring 04/20/17	BNP Paribas	EUR	781	845,917	834,071	(11,846)
Expiring 04/20/17	Citigroup Global Markets	EUR	2,925	3,120,955	3,123,008	2,053
Expiring 04/20/17	Citigroup Global Markets	EUR	235	254,653	251,034	(3,619)
Expiring 05/02/17	JPMorgan Chase	EUR	193	206,368	206,190	(178)
Expiring 06/21/17	Barclays Capital Group	EUR	20,651	21,872,225	22,118,913	246,688
Expiring 06/21/17	Citigroup Global Markets	EUR	70,830	75,111,263	75,864,578	753,315
Expiring 06/21/17	Citigroup Global Markets	EUR	688	750,109	736,900	(13,209)
Expiring 06/21/17	Citigroup Global Markets	EUR	145	154,093	155,306	1,213
Expiring 06/21/17	Citigroup Global Markets	EUR	28	29,788	29,990	202
Expiring 06/21/17	Morgan Stanley	EUR	9,516	10,059,565	10,192,217	132,652
Expiring 06/21/17	Morgan Stanley	EUR	759	808,542	813,404	4,862
Expiring 02/01/18	JPMorgan Chase	EUR	70	75,181	75,476	295
Indian Rupee,
Expiring 04/13/17	Citigroup Global Markets	INR	63,401	921,194	974,607	53,413
Expiring 04/20/17	Bank of America	INR	104,560	1,552,257	1,605,734	53,477
Expiring 04/20/17	Citigroup Global Markets	INR	363,476	5,259,376	5,581,912	322,536
Expiring 04/20/17	Hong Kong & Shanghai Bank	INR	40,630	591,492	623,951	32,459
Expiring 04/20/17	Hong Kong & Shanghai Bank	INR	26,367	383,000	404,917	21,917
Expiring 04/20/17	JPMorgan Chase	INR	13,210	195,000	202,859	7,859
Expiring 04/20/17	UBS AG	INR	10,377	150,779	159,354	8,575
Indonesian Rupiah,
Expiring 04/20/17	Charles Schwab	IDR	20,333,471	1,529,062	1,522,669	(6,393)
Expiring 04/20/17	Citigroup Global Markets	IDR	18,743,936	1,389,778	1,403,637	13,859
Expiring 05/16/17	UBS AG	IDR	1,342,560	96,000	100,235	4,235
Expiring 05/22/17	Standard Chartered PLC	IDR	10,429,080	746,000	778,061	32,061
Expiring 06/15/17	Bank of America	IDR	23,360,364	1,731,680	1,738,269	6,589

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen,
Expiring 04/20/17	Charles Schwab	JPY	2,500,000	$21,811,773	$22,473,997	$662,224
Expiring 04/20/17	Citigroup Global Markets	JPY	16,918	152,954	152,088	(866)
Expiring 04/20/17	Citigroup Global Markets	JPY	1,142	10,224	10,268	44
Expiring 04/20/17	Goldman Sachs & Co.	JPY	67,796	606,832	609,461	2,629
Expiring 04/20/17	JPMorgan Chase	JPY	12,580	112,992	113,092	100
Expiring 06/21/17	Barclays Capital Group	JPY	3,556,824	31,444,598	32,054,581	609,983
Expiring 06/21/17	Barclays Capital Group	JPY	622,622	5,597,789	5,611,158	13,369
Expiring 06/21/17	Charles Schwab	JPY	1,137,409	9,952,224	10,250,480	298,256
Expiring 06/21/17	Citigroup Global Markets	JPY	407,928	3,712,309	3,676,302	(36,007)
Expiring 06/21/17	Citigroup Global Markets	JPY	381,183	3,415,634	3,435,276	19,642
Expiring 06/21/17	Citigroup Global Markets	JPY	314,967	2,791,708	2,838,525	46,817
Expiring 06/21/17	Citigroup Global Markets	JPY	250,873	2,209,924	2,260,901	50,977
Expiring 06/21/17	Citigroup Global Markets	JPY	239,093	2,146,953	2,154,738	7,785
Expiring 06/21/17	Citigroup Global Markets	JPY	219,743	1,950,331	1,980,353	30,022
Expiring 06/21/17	Citigroup Global Markets	JPY	218,424	1,944,500	1,968,466	23,966
Expiring 06/21/17	Citigroup Global Markets	JPY	154,953	1,366,961	1,396,457	29,496
Expiring 06/21/17	Citigroup Global Markets	JPY	150,243	1,326,185	1,354,011	27,826
Expiring 06/21/17	Citigroup Global Markets	JPY	126,138	1,127,168	1,136,773	9,605
Expiring 06/21/17	Goldman Sachs & Co.	JPY	531,490	4,729,798	4,789,861	60,063
Expiring 06/21/17	Morgan Stanley	JPY	1,121,952	9,953,492	10,111,186	157,694
Expiring 06/21/17	Morgan Stanley	JPY	876,755	7,783,848	7,901,435	117,587
Expiring 06/21/17	Morgan Stanley	JPY	641,865	5,824,130	5,784,575	(39,555)
Expiring 06/21/17	Morgan Stanley	JPY	604,674	5,459,215	5,449,399	(9,816)
Expiring 06/21/17	Morgan Stanley	JPY	470,938	4,112,871	4,244,152	131,281
Expiring 06/21/17	Morgan Stanley	JPY	348,061	3,049,334	3,136,769	87,435
Expiring 06/21/17	Morgan Stanley	JPY	90,900	810,975	819,200	8,225
Expiring 06/21/17	UBS AG	JPY	175,000	1,542,636	1,577,124	34,488
Mexican Peso,
Expiring 04/17/17	BNP Paribas	MXN	15,371	776,880	818,846	41,966
Expiring 04/17/17	Goldman Sachs & Co.	MXN	6,129	294,466	326,490	32,024
Expiring 04/17/17	Hong Kong & Shanghai Bank	MXN	9,060	457,179	482,645	25,466
Expiring 04/20/17	Barclays Capital Group	MXN	21,700	1,154,492	1,155,479	987
Expiring 04/20/17	Charles Schwab	MXN	17,175	835,803	914,498	78,695
Expiring 04/20/17	JPMorgan Chase	MXN	54,617	2,847,568	2,908,233	60,665
Expiring 03/01/18	BNP Paribas	MXN	19,460	980,926	988,567	7,641
New Zealand Dollar,
Expiring 06/21/17	Barclays Capital Group	NZD	9,728	6,703,919	6,804,710	100,791
Expiring 06/21/17	Barclays Capital Group	NZD	2,738	1,915,142	1,915,515	373
Expiring 06/21/17	Citigroup Global Markets	NZD	55,823	38,998,339	39,049,207	50,868
Expiring 06/21/17	Citigroup Global Markets	NZD	118	82,964	82,462	(502)
Expiring 06/21/17	Citigroup Global Markets	NZD	114	79,337	79,572	235
Expiring 06/21/17	Citigroup Global Markets	NZD	109	78,016	76,102	(1,914)
Expiring 06/21/17	Citigroup Global Markets	NZD	106	74,316	74,299	(17)
Expiring 06/21/17	Citigroup Global Markets	NZD	106	76,067	74,299	(1,768)
Expiring 06/21/17	Citigroup Global Markets	NZD	101	71,987	70,761	(1,226)
Expiring 06/21/17	Citigroup Global Markets	NZD	80	56,942	55,859	(1,083)
Expiring 06/21/17	Citigroup Global Markets	NZD	78	56,379	54,785	(1,594)
Expiring 06/21/17	Citigroup Global Markets	NZD	71	50,723	49,533	(1,190)
Expiring 06/21/17	Morgan Stanley	NZD	18,385	12,673,319	12,860,566	187,247
Expiring 06/21/17	Morgan Stanley	NZD	16,550	11,498,803	11,577,156	78,353
Expiring 06/21/17	Morgan Stanley	NZD	15,732	10,894,005	11,005,095	111,090
Expiring 06/21/17	Morgan Stanley	NZD	7,559	5,316,027	5,287,897	(28,130)
Expiring 06/21/17	Morgan Stanley	NZD	3,037	2,122,472	2,124,400	1,928
Expiring 06/21/17	Morgan Stanley	NZD	2,403	1,677,082	1,680,965	3,883
Norwegian Krone,
Expiring 06/21/17	Barclays Capital Group	NOK	37,295	4,407,552	4,347,432	(60,120)
Expiring 06/21/17	Barclays Capital Group	NOK	26,729	3,112,959	3,115,769	2,810
Expiring 06/21/17	Citigroup Global Markets	NOK	35,234	4,170,336	4,107,120	(63,216)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 06/21/17	Citigroup Global Markets	NOK	23,867	$2,817,806	$2,782,115	$(35,691)
Expiring 06/21/17	Citigroup Global Markets	NOK	3,499	414,146	407,896	(6,250)
Expiring 06/21/17	Citigroup Global Markets	NOK	2,250	269,596	262,226	(7,370)
Expiring 06/21/17	Citigroup Global Markets	NOK	2,153	257,341	251,013	(6,328)
Expiring 06/21/17	Citigroup Global Markets	NOK	1,804	213,653	210,224	(3,429)
Expiring 06/21/17	Citigroup Global Markets	NOK	1,346	159,326	156,883	(2,443)
Expiring 06/21/17	Citigroup Global Markets	NOK	1,346	159,985	156,884	(3,101)
Expiring 06/21/17	Citigroup Global Markets	NOK	1,185	141,877	138,157	(3,720)
Expiring 06/21/17	Citigroup Global Markets	NOK	1,157	136,604	134,920	(1,684)
Expiring 06/21/17	Citigroup Global Markets	NOK	3	353	350	(3)
Expiring 06/21/17	Citigroup Global Markets	NOK	1	120	116	(4)
Expiring 06/21/17	Morgan Stanley	NOK	89,193	10,417,534	10,397,003	(20,531)
Expiring 06/21/17	Morgan Stanley	NOK	81,082	9,597,241	9,451,550	(145,691)
Expiring 06/21/17	Morgan Stanley	NOK	40,105	4,770,163	4,674,961	(95,202)
Expiring 06/21/17	Morgan Stanley	NOK	28,598	3,393,490	3,333,622	(59,868)
Expiring 06/21/17	Morgan Stanley	NOK	15,322	1,785,026	1,785,988	962
Expiring 06/21/17	Morgan Stanley	NOK	12,406	1,454,630	1,446,185	(8,445)
Philippine Peso,
Expiring 04/20/17	Barclays Capital Group	PHP	76,912	1,519,399	1,531,450	12,051
Polish Zloty,
Expiring 04/20/17	Bank of America	PLN	2,238	548,958	564,098	15,140
Russian Ruble,
Expiring 04/20/17	Barclays Capital Group	RUB	264,905	4,315,122	4,684,790	369,668
Expiring 05/24/17	Bank of America	RUB	17,233	288,001	302,215	14,214
Expiring 05/24/17	Credit Suisse First Boston Corp.	RUB	31,730	526,670	556,431	29,761
Singapore Dollar,
Expiring 06/21/17	Barclays Capital Group	SGD	3,010	2,153,280	2,153,160	(120)
Expiring 06/21/17	Morgan Stanley	SGD	10,829	7,735,535	7,746,557	11,022
Expiring 06/21/17	Morgan Stanley	SGD	6,901	4,922,496	4,936,807	14,311
Expiring 06/21/17	Morgan Stanley	SGD	5,234	3,741,722	3,743,816	2,094
Expiring 06/21/17	Morgan Stanley	SGD	4,603	3,291,283	3,292,652	1,369
Expiring 06/21/17	Morgan Stanley	SGD	3,491	2,487,910	2,496,880	8,970
Expiring 06/21/17	Morgan Stanley	SGD	1,847	1,326,482	1,321,480	(5,002)
Expiring 06/21/17	Morgan Stanley	SGD	376	266,502	268,685	2,183
South African Rand,
Expiring 04/20/17	Morgan Stanley	ZAR	10,650	816,311	791,074	(25,237)
South Korean Won,
Expiring 04/20/17	Bank of America	KRW	1,882,794	1,684,329	1,684,073	(256)
Expiring 04/20/17	Bank of America	KRW	1,796,420	1,579,687	1,606,816	27,129
Expiring 04/20/17	Bank of America	KRW	586,188	505,915	524,319	18,404
Expiring 04/20/17	Charles Schwab	KRW	1,730,200	1,531,964	1,547,585	15,621
Swedish Krona,
Expiring 06/21/17	Barclays Capital Group	SEK	101,517	11,434,859	11,375,584	(59,275)
Expiring 06/21/17	Barclays Capital Group	SEK	42,817	4,876,374	4,797,856	(78,518)
Expiring 06/21/17	Barclays Capital Group	SEK	9,934	1,135,580	1,113,129	(22,451)
Expiring 06/21/17	Citigroup Global Markets	SEK	51,493	5,752,148	5,770,118	17,970
Expiring 06/21/17	Citigroup Global Markets	SEK	12,923	1,465,211	1,448,061	(17,150)
Expiring 06/21/17	Citigroup Global Markets	SEK	1,504	167,886	168,532	646
Expiring 06/21/17	Citigroup Global Markets	SEK	622	69,585	69,698	113
Expiring 06/21/17	Citigroup Global Markets	SEK	10	1,117	1,120	3
Expiring 06/21/17	Citigroup Global Markets	SEK	4	444	448	4
Expiring 06/21/17	Morgan Stanley	SEK	105,628	11,870,714	11,836,180	(34,534)
Expiring 06/21/17	Morgan Stanley	SEK	74,930	8,335,239	8,396,382	61,143
Expiring 06/21/17	Morgan Stanley	SEK	69,170	7,704,251	7,750,951	46,700
Expiring 06/21/17	Morgan Stanley	SEK	29,173	3,336,035	3,269,044	(66,991)
Expiring 06/21/17	Morgan Stanley	SEK	23,528	2,681,990	2,636,423	(45,567)
Expiring 06/21/17	Morgan Stanley	SEK	16,887	1,886,907	1,892,252	5,345

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Swiss Franc,
Expiring 04/04/17	Hong Kong & Shanghai Bank	CHF	2,812	$2,833,066	$2,808,016	$(25,050)
Expiring 04/04/17	JPMorgan Chase	CHF	2,992	3,001,028	2,987,761	(13,267)
Expiring 04/04/17	JPMorgan Chase	CHF	2,956	2,968,552	2,951,812	(16,740)
Expiring 05/02/17	Citigroup Global Markets	CHF	8,760	8,800,482	8,761,845	(38,637)
Expiring 06/21/17	Citigroup Global Markets	CHF	543	549,503	544,849	(4,654)
Expiring 06/21/17	Citigroup Global Markets	CHF	324	330,723	325,103	(5,620)
Expiring 06/21/17	Citigroup Global Markets	CHF	162	162,045	162,551	506
Expiring 06/21/17	UBS AG	CHF	3,625	3,600,502	3,637,343	36,841
Turkish Lira,
Expiring 04/20/17	Bank of America	TRY	2,920	750,421	798,837	48,416
Expiring 04/20/17	Citigroup Global Markets	TRY	8,856	2,431,086	2,422,702	(8,384)

				$961,447,955	$968,951,599	7,503,644

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/04/17	Citigroup Global Markets	AUD	6,052	$4,660,040	$4,623,403	$36,637
Expiring 04/04/17	Citigroup Global Markets	AUD	1,309	1,001,528	1,000,006	1,522
Expiring 04/04/17	Morgan Stanley	AUD	944	729,962	721,165	8,797
Expiring 04/20/17	Citigroup Global Markets	AUD	239	184,111	182,302	1,809
Expiring 04/20/17	Goldman Sachs & Co.	AUD	2,006	1,547,425	1,532,212	15,213
Expiring 04/20/17	UBS AG	AUD	2,400	1,805,200	1,832,958	(27,758)
Expiring 04/20/17	UBS AG	AUD	2,287	1,763,720	1,746,410	17,310
Expiring 05/02/17	Morgan Stanley	AUD	6,996	5,347,602	5,341,901	5,701
Expiring 06/21/17	Barclays Capital Group	AUD	59,830	45,499,624	45,640,157	(140,533)
Expiring 06/21/17	Barclays Capital Group	AUD	16,300	12,488,933	12,433,903	55,030
Expiring 06/21/17	Citigroup Global Markets	AUD	2,739	2,076,550	2,089,514	(12,964)
Expiring 06/21/17	Morgan Stanley	AUD	16,152	12,182,469	12,320,992	(138,523)
Expiring 06/21/17	Morgan Stanley	AUD	16,139	12,199,429	12,311,296	(111,867)
Expiring 06/21/17	Morgan Stanley	AUD	6,835	5,244,316	5,214,040	30,276
Expiring 06/21/17	Morgan Stanley	AUD	6,621	5,004,429	5,050,921	(46,492)
Expiring 06/21/17	Morgan Stanley	AUD	5,638	4,231,473	4,300,614	(69,141)
Expiring 06/21/17	Morgan Stanley	AUD	3,823	2,923,760	2,916,271	7,489
Expiring 06/21/17	Morgan Stanley	AUD	3,111	2,393,448	2,373,496	19,952
Brazilian Real,
Expiring 04/04/17	BNP Paribas	BRL	3,400	975,414	1,085,063	(109,649)
Expiring 04/04/17	BNP Paribas	BRL	2,300	653,911	734,013	(80,102)
Expiring 04/04/17	Charles Schwab	BRL	1,223	389,000	390,308	(1,308)
Expiring 04/04/17	Credit Suisse First Boston Corp.	BRL	1,422	455,000	453,772	1,228
Expiring 04/04/17	Deutsche Bank AG	BRL	5,042	1,589,145	1,608,944	(19,799)
Expiring 04/04/17	Deutsche Bank AG	BRL	1,257	400,000	401,090	(1,090)
Expiring 04/04/17	JPMorgan Chase	BRL	6,100	1,769,398	1,946,730	(177,332)
Expiring 04/04/17	JPMorgan Chase	BRL	6,000	1,727,116	1,914,816	(187,700)
Expiring 04/04/17	JPMorgan Chase	BRL	5,400	1,547,788	1,723,335	(175,547)
Expiring 04/04/17	JPMorgan Chase	BRL	5,300	1,556,078	1,691,421	(135,343)
Expiring 04/04/17	JPMorgan Chase	BRL	1,877	600,000	599,146	854
Expiring 04/04/17	Standard Chartered PLC	BRL	4,000	1,290,947	1,276,544	14,403
Expiring 04/20/17	Charles Schwab	BRL	4,640	1,480,035	1,475,404	4,631
Expiring 04/20/17	Goldman Sachs & Co.	BRL	1,855	564,522	589,760	(25,238)
Expiring 05/03/17	Credit Suisse First Boston Corp.	BRL	319	100,000	101,034	(1,034)
Expiring 05/03/17	Deutsche Bank AG	BRL	4,634	1,451,551	1,469,095	(17,544)
Expiring 10/03/17	BNP Paribas	BRL	5,900	1,721,120	1,809,656	(88,536)
Expiring 10/03/17	BNP Paribas	BRL	5,200	1,548,702	1,594,950	(46,248)
Expiring 10/03/17	JPMorgan Chase	BRL	6,900	2,029,412	2,116,378	(86,966)
Expiring 10/03/17	JPMorgan Chase	BRL	5,300	1,437,288	1,625,623	(188,335)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 10/03/17	Standard Chartered PLC	BRL	6,000	$1,630,523	$1,840,328	$(209,805)
Expiring 01/03/18	BNP Paribas	BRL	420	116,327	126,832	(10,505)
Expiring 01/03/18	Deutsche Bank AG	BRL	4,000	1,126,231	1,207,923	(81,692)
Expiring 01/03/18	Deutsche Bank AG	BRL	3,800	1,001,404	1,147,527	(146,123)
Expiring 01/03/18	Deutsche Bank AG	BRL	2,400	635,323	724,754	(89,431)
Expiring 01/03/18	Deutsche Bank AG	BRL	1,300	360,278	392,575	(32,297)
Expiring 01/03/18	Hong Kong & Shanghai Bank	BRL	1,400	412,090	422,774	(10,684)
Expiring 01/03/18	JPMorgan Chase	BRL	880	243,262	265,743	(22,481)
Expiring 04/03/18	BNP Paribas	BRL	1,300	344,327	386,728	(42,401)
British Pound,
Expiring 04/04/17	Goldman Sachs & Co.	GBP	697	852,274	873,351	(21,077)
Expiring 04/04/17	Morgan Stanley	GBP	27,237	34,159,011	34,128,380	30,631
Expiring 04/04/17	Morgan Stanley	GBP	4,802	6,022,380	6,016,980	5,400
Expiring 04/20/17	Bank of America	GBP	367	461,042	460,501	541
Expiring 04/20/17	Charles Schwab	GBP	150	187,111	188,023	(912)
Expiring 05/02/17	Goldman Sachs & Co.	GBP	27,661	34,394,451	34,682,578	(288,127)
Expiring 05/02/17	Goldman Sachs & Co.	GBP	4,027	5,007,283	5,049,230	(41,947)
Expiring 06/21/17	Barclays Capital Group	GBP	12,275	15,162,678	15,410,901	(248,223)
Expiring 06/21/17	Barclays Capital Group	GBP	11,242	14,041,937	14,114,242	(72,305)
Expiring 06/21/17	Barclays Capital Group	GBP	5,134	6,265,851	6,445,271	(179,420)
Expiring 06/21/17	Barclays Capital Group	GBP	3,452	4,215,048	4,333,993	(118,945)
Expiring 06/21/17	Citigroup Global Markets	GBP	5,996	7,381,938	7,528,066	(146,128)
Expiring 06/21/17	Citigroup Global Markets	GBP	3,742	4,588,356	4,697,564	(109,208)
Expiring 06/21/17	Citigroup Global Markets	GBP	1,086	1,357,290	1,363,415	(6,125)
Expiring 06/21/17	Citigroup Global Markets	GBP	619	760,627	777,121	(16,494)
Expiring 06/21/17	Citigroup Global Markets	GBP	615	768,572	772,100	(3,528)
Expiring 06/21/17	Citigroup Global Markets	GBP	342	430,125	429,363	762
Expiring 06/21/17	Citigroup Global Markets	GBP	52	64,397	65,283	(886)
Expiring 06/21/17	Morgan Stanley	GBP	16,754	20,903,012	21,033,151	(130,139)
Expiring 06/21/17	Morgan Stanley	GBP	8,957	11,176,054	11,244,760	(68,706)
Expiring 06/21/17	Morgan Stanley	GBP	5,324	6,698,676	6,684,190	14,486
Expiring 06/21/17	Morgan Stanley	GBP	4,005	4,894,290	5,028,022	(133,732)
Expiring 06/21/17	Morgan Stanley	GBP	3,378	4,128,716	4,240,976	(112,260)
Expiring 06/21/17	Morgan Stanley	GBP	1,651	2,034,154	2,072,826	(38,672)
Canadian Dollar,
Expiring 04/04/17	Goldman Sachs & Co.	CAD	11,817	9,024,239	8,886,667	137,572
Expiring 04/20/17	Bank of America	CAD	290	221,331	218,134	3,197
	Royal Bank of Scotland Group
Expiring 04/20/17	PLC	CAD	120	91,424	90,262	1,162
Expiring 05/02/17	Citigroup Global Markets	CAD	9,973	7,495,240	7,503,014	(7,774)
Expiring 06/21/17	Barclays Capital Group	CAD	9,836	7,405,547	7,405,075	472
Expiring 06/21/17	Barclays Capital Group	CAD	7,839	5,891,639	5,901,665	(10,026)
Expiring 06/21/17	Barclays Capital Group	CAD	5,428	4,083,764	4,086,332	(2,568)
Expiring 06/21/17	Barclays Capital Group	CAD	4,362	3,265,587	3,283,547	(17,960)
Expiring 06/21/17	Barclays Capital Group	CAD	4,222	3,163,475	3,178,378	(14,903)
Expiring 06/21/17	Morgan Stanley	CAD	28,912	21,724,819	21,766,278	(41,459)
Expiring 06/21/17	Morgan Stanley	CAD	14,132	10,519,655	10,638,733	(119,078)
Expiring 06/21/17	Morgan Stanley	CAD	13,272	9,996,643	9,991,689	4,954
Expiring 06/21/17	Morgan Stanley	CAD	11,896	8,849,778	8,955,992	(106,214)
Expiring 06/21/17	Morgan Stanley	CAD	8,382	6,281,694	6,310,601	(28,907)
Expiring 06/21/17	Morgan Stanley	CAD	7,037	5,261,063	5,297,352	(36,289)
Expiring 06/21/17	Morgan Stanley	CAD	4,148	3,115,086	3,123,001	(7,915)
Expiring 06/21/17	UBS AG	CAD	1,500	1,116,411	1,129,259	(12,848)
Chinese Renminbi,
Expiring 04/20/17	Bank of America	CNH	4,169	605,157	605,698	(541)
Expiring 04/20/17	Barclays Capital Group	CNH	13,815	1,977,191	2,006,964	(29,773)
Expiring 04/20/17	Barclays Capital Group	CNH	620	87,956	90,073	(2,117)
Expiring 04/20/17	Citigroup Global Markets	CNH	48,341	6,886,721	7,022,938	(136,217)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 05/11/17	Goldman Sachs & Co.	CNH	32,348	$4,647,232	$4,691,491	$(44,259)
Expiring 05/11/17	Goldman Sachs & Co.	CNH	1,911	274,364	277,129	(2,765)
Expiring 05/19/17	Citigroup Global Markets	CNH	11,580	1,673,725	1,678,415	(4,690)
Expiring 05/19/17	Hong Kong & Shanghai Bank	CNH	7,624	1,100,000	1,105,045	(5,045)
Expiring 05/19/17	Hong Kong & Shanghai Bank	CNH	3,778	549,000	547,587	1,413
Czech Koruna,
Expiring 02/01/18	JPMorgan Chase	CZK	2,707	109,266	109,947	(681)
Danish Krone,
Expiring 04/03/17	Bank of America	DKK	16,699	2,534,810	2,394,995	139,815
Expiring 04/03/17	Bank of America	DKK	5,281	802,855	757,394	45,461
Expiring 04/03/17	Bank of America	DKK	4,419	666,030	633,735	32,295
Expiring 04/03/17	Bank of America	DKK	1,533	232,082	219,847	12,235
Expiring 04/03/17	BNP Paribas	DKK	23,778	3,606,722	3,410,165	196,557
Expiring 04/03/17	BNP Paribas	DKK	4,085	624,035	585,865	38,170
Expiring 04/03/17	BNP Paribas	DKK	1,125	170,751	161,346	9,405
Expiring 04/03/17	JPMorgan Chase	DKK	68,472	10,349,386	9,820,094	529,292
Expiring 04/03/17	JPMorgan Chase	DKK	2,845	413,299	408,026	5,273
Expiring 04/03/17	UBS AG	DKK	48,545	7,498,331	6,962,224	536,107
Expiring 04/20/17	Goldman Sachs & Co.	DKK	1,690	246,029	242,538	3,491
Expiring 04/20/17	JPMorgan Chase	DKK	525	75,450	75,303	147
Expiring 06/21/17	Citigroup Global Markets	DKK	1,803	257,009	259,649	(2,640)
Expiring 06/21/17	Citigroup Global Markets	DKK	81	11,583	11,664	(81)
Expiring 06/21/17	Citigroup Global Markets	DKK	71	10,167	10,225	(58)
Expiring 06/21/17	Citigroup Global Markets	DKK	10	1,426	1,440	(14)
Expiring 06/21/17	Citigroup Global Markets	DKK	8	1,145	1,152	(7)
Expiring 07/03/17	Barclays Capital Group	DKK	6,206	946,700	894,293	52,407
Expiring 07/03/17	BNP Paribas	DKK	2,821	413,625	406,529	7,096
Expiring 10/02/17	Goldman Sachs & Co.	DKK	4,707	689,670	681,704	7,966
Expiring 10/02/17	Hong Kong & Shanghai Bank	DKK	4,582	701,685	663,602	38,083
Expiring 10/02/17	JPMorgan Chase	DKK	625	95,791	90,517	5,274
Expiring 10/03/17	Hong Kong & Shanghai Bank	DKK	1,126	171,620	163,086	8,534
Expiring 01/02/18	BNP Paribas	DKK	15,064	2,221,501	2,194,546	26,955
Expiring 01/02/18	JPMorgan Chase	DKK	20,366	3,009,942	2,966,949	42,993
Expiring 01/02/18	Morgan Stanley	DKK	18,483	2,713,300	2,692,631	20,669
Expiring 01/02/18	UBS AG	DKK	10,142	1,485,471	1,477,501	7,970
Expiring 04/03/18	BNP Paribas	DKK	8,157	1,215,051	1,194,528	20,523
Expiring 04/03/18	Citigroup Global Markets	DKK	3,283	478,125	480,844	(2,719)
Expiring 04/03/18	Goldman Sachs & Co.	DKK	13,902	2,060,931	2,035,928	25,003
Expiring 04/03/18	Goldman Sachs & Co.	DKK	9,410	1,403,611	1,378,081	25,530
Expiring 04/03/18	JPMorgan Chase	DKK	14,443	2,114,022	2,115,156	(1,134)
Expiring 04/03/18	UBS AG	DKK	615	89,910	90,065	(155)
Euro,
Expiring 04/04/17	Barclays Capital Group	EUR	2,938	3,158,586	3,134,830	23,756
Expiring 04/04/17	Citigroup Global Markets	EUR	28,818	30,625,177	30,748,646	(123,469)
Expiring 04/04/17	Citigroup Global Markets	EUR	2,076	2,189,687	2,215,081	(25,394)
Expiring 04/04/17	Citigroup Global Markets	EUR	1,367	1,460,791	1,458,581	2,210
Expiring 04/04/17	Goldman Sachs & Co.	EUR	1,262	1,330,537	1,346,547	(16,010)
Expiring 04/04/17	Goldman Sachs & Co.	EUR	783	825,238	835,457	(10,219)
Expiring 04/04/17	JPMorgan Chase	EUR	1,583	1,699,536	1,689,053	10,483
Expiring 04/04/17	UBS AG	EUR	2,746	2,965,653	2,929,967	35,686
Expiring 04/05/17	Citigroup Global Markets	EUR	3	3,501	2,801	700
Expiring 04/20/17	Bank of America	EUR	3,775	4,029,596	4,030,547	(951)
Expiring 04/20/17	Bank of America	EUR	258	279,004	275,171	3,833
Expiring 04/20/17	Bank of New York Mellon	EUR	171	185,130	182,587	2,543
Expiring 04/20/17	Barclays Capital Group	EUR	1,730	1,870,182	1,847,225	22,957
Expiring 04/20/17	Barclays Capital Group	EUR	1,690	1,824,468	1,804,514	19,954
Expiring 04/20/17	Barclays Capital Group	EUR	1,350	1,449,455	1,441,477	7,978
Expiring 04/20/17	Barclays Capital Group	EUR	770	828,843	822,175	6,668

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 04/20/17	Barclays Capital Group	EUR	520	$555,535	$555,235	$300
Expiring 04/20/17	Barclays Capital Group	EUR	430	462,743	459,137	3,606
Expiring 04/20/17	Barclays Capital Group	EUR	360	383,949	384,394	(445)
Expiring 04/20/17	Barclays Capital Group	EUR	280	301,567	298,973	2,594
Expiring 04/20/17	Barclays Capital Group	EUR	260	277,767	277,617	150
Expiring 04/20/17	Barclays Capital Group	EUR	220	234,114	234,907	(793)
Expiring 04/20/17	Barclays Capital Group	EUR	214	230,858	228,702	2,156
Expiring 04/20/17	BNP Paribas	EUR	657	711,585	701,831	9,754
Expiring 04/20/17	Charles Schwab	EUR	550	590,568	587,268	3,300
Expiring 04/20/17	Charles Schwab	EUR	175	184,927	186,858	(1,931)
Expiring 04/20/17	Citigroup Global Markets	EUR	9,507	10,134,371	10,151,104	(16,733)
Expiring 04/20/17	Citigroup Global Markets	EUR	2,196	2,377,332	2,344,333	32,999
Expiring 04/20/17	Citigroup Global Markets	EUR	125	132,564	133,470	(906)
Expiring 04/20/17	Goldman Sachs & Co.	EUR	6,296	6,816,389	6,722,828	93,561
Expiring 04/20/17	Goldman Sachs & Co.	EUR	500	534,647	534,002	645
Expiring 04/20/17	UBS AG	EUR	1,274	1,378,888	1,359,999	18,889
Expiring 05/02/17	BNP Paribas	EUR	38,199	41,250,222	40,809,703	440,519
Expiring 06/21/17	Barclays Capital Group	EUR	228	246,437	244,053	2,384
Expiring 06/21/17	Citigroup Global Markets	EUR	4,207	4,479,736	4,506,015	(26,279)
Expiring 06/21/17	Citigroup Global Markets	EUR	1,819	1,937,173	1,948,106	(10,933)
Expiring 06/21/17	Citigroup Global Markets	EUR	1,654	1,750,364	1,771,005	(20,641)
Expiring 06/21/17	Citigroup Global Markets	EUR	1,240	1,317,717	1,328,253	(10,536)
Expiring 06/21/17	Citigroup Global Markets	EUR	1,209	1,288,409	1,295,073	(6,664)
Expiring 06/21/17	Citigroup Global Markets	EUR	827	876,708	885,502	(8,794)
Expiring 06/21/17	Citigroup Global Markets	EUR	546	579,947	584,807	(4,860)
Expiring 06/21/17	Citigroup Global Markets	EUR	513	546,182	549,140	(2,958)
Expiring 06/21/17	Citigroup Global Markets	EUR	57	62,161	61,052	1,109
Expiring 06/21/17	Citigroup Global Markets	EUR	26	27,546	27,848	(302)
Expiring 06/21/17	Citigroup Global Markets	EUR	2	2,127	2,142	(15)
Expiring 06/21/17	Morgan Stanley	EUR	1,122	1,212,305	1,201,513	10,792
Expiring 06/21/17	Morgan Stanley	EUR	473	510,980	506,175	4,805
Expiring 06/21/17	Morgan Stanley	EUR	210	229,161	225,115	4,046
Expiring 06/21/17	Morgan Stanley	EUR	10	10,846	10,717	129
Expiring 06/21/17	UBS AG	EUR	8,000	8,488,712	8,568,604	(79,892)
Expiring 06/21/17	UBS AG	EUR	875	948,301	937,191	11,110
Expiring 06/21/17	UBS AG	EUR	250	267,971	267,768	203
Expiring 02/01/18	JPMorgan Chase	EUR	1,757	1,912,347	1,905,401	6,946
Expiring 02/01/18	JPMorgan Chase	EUR	1,537	1,675,361	1,666,646	8,715
Hong Kong Dollar,
Expiring 04/20/17	UBS AG	HKD	81	10,466	10,456	10
Indian Rupee,
Expiring 04/20/17	JPMorgan Chase	INR	26,486	404,000	406,751	(2,751)
Indonesian Rupiah,
Expiring 04/20/17	Barclays Capital Group	IDR	14,741,560	1,100,412	1,103,920	(3,508)
Expiring 04/20/17	Barclays Capital Group	IDR	3,884,256	287,425	290,872	(3,447)
Expiring 04/20/17	Charles Schwab	IDR	6,111,100	456,291	457,629	(1,338)
Japanese Yen,
Expiring 04/04/17	Goldman Sachs & Co.	JPY	44,400	390,774	398,879	(8,105)
Expiring 04/04/17	Hong Kong & Shanghai Bank	JPY	157,339	1,401,119	1,413,493	(12,374)
Expiring 04/20/17	Bank of America	JPY	340,580	2,985,318	3,061,678	(76,360)
Expiring 04/20/17	Citigroup Global Markets	JPY	3,268,168	28,396,875	29,379,519	(982,644)
Expiring 04/20/17	Citigroup Global Markets	JPY	162,836	1,437,641	1,463,829	(26,188)
Expiring 04/20/17	JPMorgan Chase	JPY	698,305	6,283,164	6,277,477	5,687
Expiring 05/02/17	JPMorgan Chase	JPY	157,339	1,421,346	1,415,085	6,261
Expiring 06/21/17	Citigroup Global Markets	JPY	608,159	5,492,366	5,480,810	11,556
Expiring 06/21/17	Citigroup Global Markets	JPY	80,850	712,276	728,631	(16,355)
Expiring 06/21/17	Citigroup Global Markets	JPY	80,312	709,156	723,782	(14,626)
Expiring 06/21/17	Citigroup Global Markets	JPY	53,936	480,823	486,078	(5,255)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 06/21/17	JPMorgan Chase	JPY	225,606	$2,041,315	$2,033,190	$8,125
Expiring 06/21/17	Morgan Stanley	JPY	4,236,724	37,316,160	38,181,927	(865,767)
Expiring 06/21/17	Morgan Stanley	JPY	839,846	7,412,565	7,568,806	(156,241)
Expiring 06/21/17	Morgan Stanley	JPY	664,556	5,854,156	5,989,070	(134,914)
Expiring 06/21/17	Morgan Stanley	JPY	627,677	5,506,885	5,656,709	(149,824)
Expiring 06/21/17	Morgan Stanley	JPY	563,112	5,096,093	5,074,841	21,252
Expiring 06/21/17	Morgan Stanley	JPY	488,521	4,283,110	4,402,618	(119,508)
Expiring 06/21/17	Morgan Stanley	JPY	465,225	4,092,559	4,192,668	(100,109)
Expiring 06/21/17	Morgan Stanley	JPY	193,933	1,687,978	1,747,754	(59,776)
Expiring 06/21/17	UBS AG	JPY	37,500	338,369	337,955	414
Mexican Peso,
Expiring 04/10/17	Bank of America	MXN	33,130	1,534,031	1,766,800	(232,769)
Expiring 04/17/17	Goldman Sachs & Co.	MXN	30,193	1,450,655	1,608,417	(157,762)
Expiring 04/20/17	Bank of America	MXN	55,613	2,924,373	2,961,239	(36,866)
Expiring 04/20/17	Barclays Capital Group	MXN	16,967	902,095	903,434	(1,339)
Expiring 04/20/17	Barclays Capital Group	MXN	11,946	634,821	636,111	(1,290)
Expiring 04/20/17	Barclays Capital Group	MXN	9,892	504,372	526,738	(22,366)
Expiring 04/20/17	Barclays Capital Group	MXN	889	47,274	47,360	(86)
Expiring 04/20/17	Charles Schwab	MXN	31,450	1,533,974	1,674,631	(140,657)
Expiring 04/20/17	Citigroup Global Markets	MXN	8,126	381,217	432,670	(51,453)
Expiring 04/20/17	Citigroup Global Markets	MXN	3,646	169,329	194,140	(24,811)
Expiring 04/20/17	Citigroup Global Markets	MXN	3,003	159,717	159,905	(188)
Expiring 04/20/17	Citigroup Global Markets	MXN	2,609	119,307	138,910	(19,603)
Expiring 05/25/17	BNP Paribas	MXN	2,859	140,609	151,376	(10,767)
Expiring 05/25/17	Goldman Sachs & Co.	MXN	900	44,340	47,652	(3,312)
Expiring 07/20/17	BNP Paribas	MXN	12,700	620,517	666,829	(46,312)
Expiring 08/17/17	BNP Paribas	MXN	3,310	165,702	173,058	(7,356)
Expiring 08/17/17	Credit Suisse First Boston Corp.	MXN	3,380	169,205	176,718	(7,513)
Expiring 08/17/17	Goldman Sachs & Co.	MXN	53,000	2,647,287	2,771,027	(123,740)
Expiring 01/04/18	Goldman Sachs & Co.	MXN	1,800	87,901	92,184	(4,283)
Expiring 03/01/18	BNP Paribas	MXN	19,460	930,580	988,567	(57,987)
New Taiwanese Dollar,
Expiring 04/20/17	Barclays Capital Group	TWD	1,398	45,192	46,117	(925)
Expiring 04/20/17	Citigroup Global Markets	TWD	47,500	1,481,135	1,566,890	(85,755)
Expiring 06/23/17	Credit Suisse First Boston Corp.	TWD	275,692	9,022,818	9,121,481	(98,663)
Expiring 06/23/17	Standard Chartered PLC	TWD	49,012	1,590,372	1,621,601	(31,229)
New Zealand Dollar,
Expiring 04/04/17	JPMorgan Chase	NZD	1,759	1,249,947	1,232,936	17,011
Expiring 06/21/17	Barclays Capital Group	NZD	12,825	8,979,609	8,971,109	8,500
Expiring 06/21/17	Barclays Capital Group	NZD	5,999	4,196,948	4,196,116	832
Expiring 06/21/17	Barclays Capital Group	NZD	3,454	2,435,686	2,416,298	19,388
Expiring 06/21/17	Barclays Capital Group	NZD	3,057	2,108,381	2,138,407	(30,026)
Expiring 06/21/17	Citigroup Global Markets	NZD	175,934	125,094,299	123,068,636	2,025,663
Expiring 06/21/17	Citigroup Global Markets	NZD	14,679	10,298,578	10,267,830	30,748
Expiring 06/21/17	Citigroup Global Markets	NZD	8,929	6,252,939	6,246,119	6,820
Expiring 06/21/17	Citigroup Global Markets	NZD	4,927	3,442,003	3,446,516	(4,513)
Expiring 06/21/17	Citigroup Global Markets	NZD	729	508,116	509,948	(1,832)
Expiring 06/21/17	Morgan Stanley	NZD	14,881	10,374,761	10,409,228	(34,467)
Expiring 06/21/17	Morgan Stanley	NZD	14,659	10,275,209	10,253,900	21,309
Expiring 06/21/17	Morgan Stanley	NZD	10,175	7,191,797	7,117,888	73,909
Expiring 06/21/17	Morgan Stanley	NZD	7,042	4,940,328	4,925,975	14,353
Norwegian Krone,
Expiring 06/21/17	Barclays Capital Group	NOK	200,253	23,530,612	23,342,927	187,685
Expiring 06/21/17	Barclays Capital Group	NOK	21,882	2,564,709	2,550,716	13,993
Expiring 06/21/17	Barclays Capital Group	NOK	12,132	1,437,359	1,414,237	23,122
Expiring 06/21/17	Citigroup Global Markets	NOK	807	95,476	94,069	1,407
Expiring 06/21/17	Citigroup Global Markets	NOK	25	3,003	2,914	89
Expiring 06/21/17	Morgan Stanley	NOK	95,492	11,319,096	11,131,306	187,790

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 06/21/17	Morgan Stanley	NOK	83,302		$9,753,602	$9,710,274	$43,328
Expiring 06/21/17	Morgan Stanley	NOK	64,593		7,527,499	7,529,467	(1,968)
Philippine Peso,
Expiring 04/20/17	Charles Schwab	PHP	76,912		1,524,368	1,531,450	(7,082)
Polish Zloty,
Expiring 04/20/17	Citigroup Global Markets	PLN	2,237		538,262	563,971	(25,709)
Expiring 05/15/17	Barclays Capital Group	PLN	7,679		1,893,437	1,935,496	(42,059)
Russian Ruble,
Expiring 04/20/17	Barclays Capital Group	RUB	46,230		761,552	817,567	(56,015)
Expiring 04/20/17	Barclays Capital Group	RUB	39,128		647,466	691,969	(44,503)
Saudi Arabian Riyal,
Expiring 07/17/17	Bank of America	SAR	12,201		3,244,084	3,252,985	(8,901)
Singapore Dollar,
Expiring 04/20/17	Citigroup Global Markets	SGD	—	(r)	225	230	(5)
Expiring 06/21/17	Barclays Capital Group	SGD	24,349		17,220,638	17,417,344	(196,706)
Expiring 06/21/17	Morgan Stanley	SGD	86,428		61,279,013	61,824,247	(545,234)
Expiring 06/21/17	Morgan Stanley	SGD	14,507		10,286,554	10,377,137	(90,583)
Expiring 06/21/17	Morgan Stanley	SGD	12,132		8,614,806	8,678,386	(63,580)
Expiring 06/21/17	Morgan Stanley	SGD	9,968		7,050,921	7,130,258	(79,337)
Expiring 06/21/17	Morgan Stanley	SGD	8,861		6,345,517	6,338,532	6,985
Expiring 06/21/17	Morgan Stanley	SGD	6,361		4,550,124	4,550,042	82
Expiring 06/21/17	Morgan Stanley	SGD	5,248		3,719,522	3,754,119	(34,597)
Expiring 06/23/17	Morgan Stanley	SGD	8,921		6,336,455	6,381,274	(44,819)
South Korean Won,
Expiring 04/20/17	Barclays Capital Group	KRW	8,674,793		7,207,791	7,759,206	(551,415)
Expiring 06/23/17	Citigroup Global Markets	KRW	6,081,018		5,375,723	5,443,185	(67,462)
Expiring 06/23/17	Standard Chartered PLC	KRW	599,781		520,892	536,871	(15,979)
Expiring 06/23/17	UBS AG	KRW	609,470		530,320	545,543	(15,223)
Expiring 06/23/17	UBS AG	KRW	607,535		530,598	543,811	(13,213)
Expiring 06/23/17	UBS AG	KRW	604,607		527,672	541,190	(13,518)
Swedish Krona,
Expiring 06/21/17	Barclays Capital Group	SEK	310,230		34,446,640	34,763,079	(316,439)
Expiring 06/21/17	Barclays Capital Group	SEK	44,206		4,935,818	4,953,547	(17,729)
Expiring 06/21/17	Barclays Capital Group	SEK	31,085		3,560,224	3,483,253	76,971
Expiring 06/21/17	Barclays Capital Group	SEK	27,242		3,096,503	3,052,676	43,827
Expiring 06/21/17	Citigroup Global Markets	SEK	22,143		2,473,209	2,481,250	(8,041)
Expiring 06/21/17	Citigroup Global Markets	SEK	19,199		2,136,152	2,151,391	(15,239)
Expiring 06/21/17	Citigroup Global Markets	SEK	9,084		1,014,661	1,017,948	(3,287)
Expiring 06/21/17	Citigroup Global Markets	SEK	7,665		857,193	858,894	(1,701)
Expiring 06/21/17	Citigroup Global Markets	SEK	7,665		853,656	858,895	(5,239)
Expiring 06/21/17	Citigroup Global Markets	SEK	5,978		668,823	669,836	(1,013)
Expiring 06/21/17	Citigroup Global Markets	SEK	5,966		678,058	668,526	9,532
Expiring 06/21/17	Morgan Stanley	SEK	92,046		10,350,625	10,314,324	36,301
Expiring 06/21/17	Morgan Stanley	SEK	63,808		7,215,636	7,150,029	65,607
Expiring 06/21/17	Morgan Stanley	SEK	58,801		6,548,338	6,589,012	(40,674)
Expiring 06/21/17	Morgan Stanley	SEK	35,997		4,018,651	4,033,686	(15,035)
Expiring 06/21/17	Morgan Stanley	SEK	27,752		3,093,780	3,109,744	(15,964)
Expiring 06/21/17	Morgan Stanley	SEK	27,000		3,073,044	3,025,447	47,597
Expiring 06/21/17	Morgan Stanley	SEK	23,868		2,720,055	2,674,581	45,474
Expiring 06/21/17	UBS AG	SEK	18,000		1,996,755	2,017,005	(20,250)
Swiss Franc,
Expiring 04/04/17	Citigroup Global Markets	CHF	8,760		8,786,315	8,747,589	38,726
Expiring 04/20/17	Bank of America	CHF	169		170,808	169,302	1,506
Expiring 04/20/17	Goldman Sachs & Co.	CHF	157		158,485	157,084	1,401
Expiring 04/20/17	UBS AG	CHF	182		183,905	182,281	1,624
Expiring 06/21/17	Citigroup Global Markets	CHF	7,959		7,917,727	7,986,100	(68,373)
Expiring 06/21/17	Citigroup Global Markets	CHF	5,940		5,897,671	5,959,731	(62,060)
Expiring 06/21/17	Citigroup Global Markets	CHF	5,002		4,963,547	5,018,721	(55,174)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 06/21/17	Citigroup Global Markets	CHF	4,689	$4,662,990	$4,705,052	$(42,062)
Expiring 06/21/17	Citigroup Global Markets	CHF	4,064	4,049,541	4,077,711	(28,170)
Expiring 06/21/17	Citigroup Global Markets	CHF	2,345	2,348,750	2,352,525	(3,775)
Expiring 06/21/17	Citigroup Global Markets	CHF	1,542	1,543,397	1,546,981	(3,584)
Expiring 06/21/17	Citigroup Global Markets	CHF	1,266	1,261,767	1,270,062	(8,295)
Expiring 06/21/17	Citigroup Global Markets	CHF	1,071	1,080,613	1,074,646	5,967
Expiring 06/21/17	Citigroup Global Markets	CHF	1,005	1,008,177	1,008,422	(245)
Expiring 06/21/17	Citigroup Global Markets	CHF	938	933,138	941,010	(7,872)
Expiring 06/21/17	Citigroup Global Markets	CHF	750	746,017	752,554	(6,537)
Expiring 06/21/17	Citigroup Global Markets	CHF	609	602,634	611,074	(8,440)
Expiring 06/21/17	Citigroup Global Markets	CHF	285	283,006	285,970	(2,964)
Expiring 06/21/17	Citigroup Global Markets	CHF	4	3,966	4,014	(48)

				$1,354,311,094	$1,360,078,011	(5,766,917)

						$1,736,727

(r)	Notional amount is less than $ 500 par.

Credit default swap agreements outstanding at March 31, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2017(5)	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
Ford Motor Credit Co. LLC	06/20/21	5.000%		800	1.297%	$125,103	$131,113	6,010
Tesco PLC	06/20/22	1.000%	EUR	800	1.917%	(45,944)	(38,792)	7,152

						$79,159	$92,321	$13,162

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
Federal Republic of Brazil	12/20/21	1.000%	200	2.050%	$(9,138)	$(15,572)	$6,434	Bank of America
Republic of Brazil	06/20/21	1.000%	200	1.800%	(6,285)	(13,833)	7,548	Credit Suisse First Boston Corp.
Republic of Brazil	06/20/21	1.000%	200	1.800%	(6,285)	(13,875)	7,590	Goldman Sachs & Co.
Republic of Brazil	06/20/21	1.000%	100	1.800%	(3,142)	(8,650)	5,508	Citigroup Global Markets
Republic of Brazil	06/20/21	1.000%	100	1.800%	(3,142)	(8,609)	5,467	Deutsche Bank AG
Republic of Brazil	06/20/21	1.000%	100	1.800%	(3,142)	(6,979)	3,837	JPMorgan Chase
Republic of Italy	03/20/19	1.000%	900	0.682%	5,926	(15,622)	21,548	Deutsche Bank AG
Russian Federation	06/20/21	1.000%	200	1.292%	(2,271)	(12,268)	9,997	JPMorgan Chase
United Mexican States	06/20/21	1.000%	300	0.989%	252	(7,243)	7,495	Hong Kong & Shanghai Bank
United Mexican States	06/20/21	1.000%	100	0.989%	84	(2,437)	2,521	Citigroup Global Markets

					$(27,143)	$(105,088)	$77,945

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Credit default swap agreements outstanding at March 31, 2017 (continued):

Reference Entity/Obligation	Termination Fixed Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
Republic of Korea	06/20/22	1.000%	4,100	0.575%	$(75,384)	$(117,534)	$42,150	Barclays Capital Group

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at March 31, 2017(4)	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.NA.IG.27	12/20/21	5.000%		6,740	$(492,326)	$(543,031)	$(50,705)
CDX.NA.HY.28	06/20/22	5.000%		880	(63,976)	(63,272)	704
CDX.NA.HY.28	06/20/22	5.000%		780	(53,668)	(57,308)	(3,640)

					$(609,970)	$(663,611)	$(53,641)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at March 31, 2017(4)	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.NA.IG.27	12/20/21	1.000%		2,070	$23,723	$39,134	$15,411
CDX.ITRX.XO.22.5Y	12/20/19	5.000%	EUR	1,680	186,602	161,688	(24,914)
CDX.NA.IG.28	06/20/22	1.000%		4,470	70,939	75,694	4,755
iTraxx Europe Crossover Index	12/20/20	5.000%	EUR	127	9,506	13,712	4,206
iTraxx Europe Crossover Index	06/20/21	5.000%	EUR	30	2,815	3,316	501

					$293,585	$293,544	$(41)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on credit indices – Sell Protection(2):
CMBX.NA.AAA.8	10/17/57	0.500%	1,200	$(16,202)	$(63,017)	$46,815	Goldman Sachs & Co.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at March 31, 2017:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:
CAD	23,860	01/25/19	1.120%	3 Month CDOR(1)	$—	$(12,941)	$(12,941)
CAD	53,410	03/07/19	1.128%	3 Month CDOR(1)	—	(16,835)	(16,835)
EUR	700	10/15/17	0.580%	Eurostat Eurozone HICP ex Tobacco(2)	(2,439)	1,024	3,463
EUR	2,300	05/15/18	0.830%	Eurostat Eurozone HICP ex Tobacco(1)	(10,044)	—	10,044
EUR	300	09/15/18	0.625%	Eurostat Eurozone HICP ex Tobacco(2)	(885)	1,236	2,121
EUR	500	10/15/18	0.650%	Eurostat Eurozone HICP ex Tobacco(2)	(1,222)	2,237	3,459
EUR	200	11/15/18	0.890%	France CPI ex Tobacco Household Index(2)	345	584	239
EUR	1,970	04/15/21	0.806%	Eurostat Eurozone HICP ex Tobacco(2)	13,043	42,291	29,248
EUR	1,700	05/15/21	0.875%	Eurostat Eurozone HICP ex Tobacco(2)	11,132	33,941	22,809
EUR	270	12/15/21	1.165%	Eurostat Eurozone HICP ex Tobacco(2)	225	145	(80)
EUR	400	08/15/26	1.100%	Eurostat Eurozone HICP ex Tobacco(1)	(19,382)	(11,034)	8,348
EUR	300	12/15/26	1.385%	Eurostat Eurozone HICP ex Tobacco(1)	(622)	931	1,553
GBP	1,100	09/20/22	1.000%	6 Month GBP LIBOR(1)	(7,233)	(4,799)	2,434
GBP	1,000	03/18/25	2.750%	6 Month GBP LIBOR(1)	(109,443)	(166,171)	(56,728)
GBP	5,060	09/16/25	2.000%	6 Month GBP LIBOR(1)	(160,337)	(481,410)	(321,073)
GBP	8,400	09/20/27	1.500%	6 Month GBP LIBOR(1)	(132,042)	(266,301)	(134,259)
GBP	500	09/20/27	1.500%	6 Month GBP LIBOR(1)	(6,745)	(14,641)	(7,896)
GBP	700	04/15/30	3.190%	U.K. Retail Prices Index(1)	(39,728)	(24,154)	15,574
GBP	400	05/15/30	3.350%	U.K. Retail Prices Index(1)	(7,435)	388	7,823
GBP	700	06/15/30	3.400%	U.K. Retail Prices Index(1)	(3,278)	5,446	8,724
GBP	600	06/15/30	0.000%	U.K. Retail Prices Index(1)	(4,494)	4,668	9,162
GBP	600	08/15/30	3.325%	U.K. Retail Prices Index(1)	(7,204)	(8,642)	(1,438)
GBP	200	09/15/30	3.275%	U.K. Retail Prices Index(1)	(9,882)	(6,120)	3,762
GBP	100	04/15/31	3.140%	U.K. Retail Prices Index(1)	(10,597)	(8,912)	1,685
GBP	4,000	06/15/31	3.100%	U.K. Retail Prices Index(1)	(486,827)	(437,806)	49,021

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest rate swap agreements outstanding at March 31, 2017 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
GBP	500	10/15/31	3.530%	U.K. Retail Prices Index(1)	$8,122	$1,323	$(6,799)
GBP	100	04/15/35	3.358%	U.K. Retail Prices Index(1)	(5,145)	(1,729)	3,416
GBP	300	01/15/45	0.000%	U.K. Retail Prices Index(1)	(33,575)	(9,215)	24,360
GBP	740	03/18/45	2.000%	6 Month GBP LIBOR(1)	(46,684)	(131,442)	(84,758)
GBP	600	10/15/46	3.585%	U.K. Retail Prices Index(2)	(47,290)	(50,372)	(3,082)
GBP	1,680	03/21/48	1.750%	6 Month GBP LIBOR(1)	(111,105)	(161,036)	(49,931)
GBP	1,500	03/21/48	1.750%	6 Month GBP LIBOR(1)	(82,104)	(143,782)	(61,678)
GBP	250	03/21/48	1.750%	6 Month GBP LIBOR(1)	(21,430)	(25,467)	(4,037)
JPY	710,000	12/20/19	0.250%	6 Month JPY LIBOR(2)	61,421	37,614	(23,807)
JPY	3,510,000	09/18/20	0.500%	6 Month JPY LIBOR(2)	703,771	477,508	(226,263)
JPY	2,100,000	12/20/21	0.500%	6 Month JPY LIBOR(2)	531,750	386,308	(145,442)
JPY	1,467,560	09/20/23	0.023%	6 Month JPY LIBOR(1)	—	103,361	103,361
JPY	1,171,740	07/22/24	0.677%	6 Month JPY LIBOR(1)	—	(403,359)	(403,359)
JPY	450,000	03/18/26	0.300%	6 Month JPY LIBOR(1)	(20,472)	(25,904)	(5,432)
JPY	4,710,000	06/19/33	1.500%	6 Month JPY LIBOR(2)	8,759,746	6,546,799	(2,212,947)
JPY	440,000	06/17/35	1.250%	6 Month JPY LIBOR(2)	670,659	442,072	(228,587)
JPY	70,000	12/21/45	1.500%	6 Month JPY LIBOR(2)	179,569	113,094	(66,475)
JPY	900	12/21/45	1.500%	6 Month JPY LIBOR(1)	(2,167)	(1,454)	713
JPY	105,700	05/09/46	0.641%	6 Month JPY LIBOR(1)	—	53,950	53,950
MXN	1,400	11/10/21	7.030%	28 Day Mexican Interbank Rate(2)	(131)	(400)	(269)
MXN	1,300	11/17/21	7.388%	28 Day Mexican Interbank Rate(2)	—	634	634
MXN	8,000	12/17/26	8.035%	28 Day Mexican Interbank Rate(2)	(853)	19,998	20,851
	430	04/15/17	1.908%	U.S. CPI Urban Consumers NSA Index(2)	(12,798)	(11,323)	1,475
	1,300	07/15/17	2.250%	U.S. CPI Urban Consumers NSA Index(2)	(67,273)	(66,444)	829
	11,500	02/23/18	1.250%	3 Month LIBOR(1)	—	13,359	13,359
	23,250	02/26/18	0.771%	3 Month LIBOR(2)	—	(128,207)	(128,207)
	1,200	06/15/18	1.250%	3 Month LIBOR(2)	5,605	1,130	(4,475)
	21,500	06/27/18	0.907%	3 Month LIBOR(2)	—	(94,407)	(94,407)
	18,270	01/27/19	1.510%	3 Month LIBOR(2)	—	(8,392)	(8,392)
	39,820	03/09/19	1.643%	3 Month LIBOR(2)	—	14,277	14,277
	13,230	03/29/19	1.597%	3 Month LIBOR(2)	—	(5,499)	(5,499)
	34,200	06/21/19	1.250%	3 Month LIBOR(1)	(71,291)	318,812	390,103
	9,330	10/17/19	1.138%	3 Month LIBOR(2)	—	(110,166)	(110,166)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest rate swap agreements outstanding at March 31, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
800	11/23/20	2.027%	U.S. CPI Urban Consumers NSA Index(2)	$—	$3,528	$3,528
700	11/25/20	2.021%	U.S. CPI Urban Consumers NSA Index(2)	—	3,212	3,212
1,300	12/16/20	2.000%	3 Month LIBOR(1)	(32,141)	(10,888)	21,253
19,140	06/01/21	1.340%	3 Month LIBOR(2)	—	(418,204)	(418,204)
2,300	06/13/21	1.185%	3 Month LIBOR(2)	—	(67,128)	(67,128)
9,950	06/27/21	1.220%	3 Month LIBOR(2)	—	(280,501)	(280,501)
11,400	06/28/21	1.450%	3 Month LIBOR(1)	9,209	192,879	183,670
600	07/26/21	1.550%	U.S. CPI Urban Consumers NSA Index(2)	20,308	17,005	(3,303)
460	09/12/21	1.603%	U.S. CPI Urban Consumers NSA Index(2)	13,855	11,121	(2,734)
2,180	03/31/22	2.054%	3 Month LIBOR(2)	—	(1,188)	(1,188)
77,300	06/17/22	2.500%	3 Month LIBOR(1)	(4,938,105)	(2,156,920)	2,781,185
10,500	06/21/22	1.250%	3 Month LIBOR(1)	438,832	441,011	2,179
5,200	08/31/22	1.897%	3 Month LIBOR(1)	—	50,694	50,694
69,364	11/30/22	1.900%	3 Month LIBOR(1)	9,227	467,482	458,255
3,700	12/16/22	2.250%	3 Month LIBOR(1)	(187,491)	(46,266)	141,225
400	12/16/22	2.250%	3 Month LIBOR(2)	2,777	4,972	2,195
12,800	05/15/23	1.267%	3 Month LIBOR(1)	(529)	622,330	622,859
2,000	10/19/23	2.655%	3 Month LIBOR(2)	—	21,122	21,122
1,000	10/25/23	2.678%	3 Month LIBOR(2)	—	11,474	11,474
1,000	11/19/23	2.670%	3 Month LIBOR(2)	—	10,574	10,574
1,000	12/12/23	2.681%	3 Month LIBOR(2)	—	10,589	10,589
4,600	12/19/23	2.500%	3 Month LIBOR(2)	(36,996)	9,520	46,516
7,900	06/17/25	2.750%	3 Month LIBOR(1)	(773,105)	(332,329)	440,776
400	08/05/25	2.350%	3 Month LIBOR(1)	(24,294)	(1,638)	22,656
3,900	02/22/26	2.500%	3 Month LIBOR(1)	—	36,463	36,463
7,450	03/16/26	2.400%	3 Month LIBOR(1)	(45,738)	104,042	149,780
1,800	04/21/26	2.300%	3 Month LIBOR(1)	—	37,298	37,298
2,400	04/27/26	2.300%	3 Month LIBOR(1)	—	44,988	44,988
15,120	05/23/26	1.738%	3 Month LIBOR(1)	—	721,591	721,591
9,580	05/27/26	1.735%	3 Month LIBOR(1)	—	461,492	461,492
2,300	06/13/26	1.580%	3 Month LIBOR(1)	325	144,051	143,726
7,300	06/15/26	2.250%	3 Month LIBOR(1)	(418,638)	16,722	435,360
600	07/26/26	1.730%	U.S. CPI Urban Consumers NSA Index(1)	(32,162)	(28,959)	3,203
2,800	07/27/26	2.000%	3 Month LIBOR(1)	—	91,337	91,337
1,050	07/27/26	1.850%	3 Month LIBOR(1)	—	41,115	41,115
1,900	08/30/26	1.762%	U.S. CPI Urban Consumers NSA Index(1)	(93,215)	(82,266)	10,949
460	09/12/26	1.801%	U.S. CPI Urban Consumers NSA Index(1)	(21,247)	(18,612)	2,635
6,400	12/21/26	1.750%	3 Month LIBOR(1)	(54,581)	326,319	380,900
2,500	12/21/26	1.750%	3 Month LIBOR(2)	(137,089)	(127,340)	9,749
1,860	12/21/26	1.750%	3 Month LIBOR(1)	(45,591)	95,546	141,137
500	06/21/27	1.500%	3 Month LIBOR(1)	43,787	42,057	(1,730)
8,213	11/15/41	1.737%	3 Month LIBOR(1)	(3,082)	1,427,424	1,430,506
4,256	02/15/42	1.930%	3 Month LIBOR(1)	(1,358)	607,225	608,583
3,720	11/15/43	2.734%	3 Month LIBOR(1)	—	(19,687)	(19,687)
3,588	11/15/43	2.630%	3 Month LIBOR(1)	3,899	41,049	37,150

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest rate swap agreements outstanding at March 31, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
4,840	11/04/45	2.591%	3 Month LIBOR(1)	$—	$58,405	$58,405
3,770	12/21/46	2.250%	3 Month LIBOR(1)	330,345	335,857	5,512
400	10/19/48	2.948%	3 Month LIBOR(1)	—	(14,266)	(14,266)
200	10/25/48	2.969%	3 Month LIBOR(1)	—	(7,998)	(7,998)
100	11/19/48	2.951%	3 Month LIBOR(1)	—	(3,567)	(3,567)
100	12/12/48	2.953%	3 Month LIBOR(1)	—	(3,555)	(3,555)
1,000	12/19/48	2.750%	3 Month LIBOR(1)	24,911	7,097	(17,814)

				$3,455,344	$8,681,045	$5,225,701

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
BRL	32,940	01/04/21	12.487%	Brazilian Interbank Overnight Lending Rate(2)	$ 543,682	$—	$543,682	Bank of America
EUR	100	10/15/17	0.550%	Eurostat Eurozone HICP ex Tobacco(2)	380	—	380	BNP Paribas
EUR	400	05/15/26	1.178%	Eurostat Eurozone HICP ex Tobacco(1)	(8,167)	(67)	(8,100)	Citigroup Global Markets
EUR	1,200	12/15/26	1.385%	Eurostat Eurozone HICP ex Tobacco(1)	4,040	(1,356)	5,396	Royal Bank of Scotland Group PLC
GBP	1,290	01/14/30	0.000%	U.K. Retail Prices	(42,094)	(1)	(42,093)	Goldman Sachs & Co.
				Index(1)
GBP	300	06/15/30	3.400%	U.K. Retail Prices	2,292	934	1,358	Goldman Sachs & Co.
				Index(1)
GBP	200	06/15/30	3.430%	U.K. Retail Prices	3,092	56	3,036	Bank of America
				Index(1)
GBP	1,100	08/15/30	3.325%	U.K. Retail Prices	(19,171)	(3,501)	(15,670)	Goldman Sachs & Co.
				Index(1)
GBP	400	08/15/30	3.350%	U.K. Retail Prices	(4,402)	(4,559)	157	Bank of America
				Index(1)
GBP	20	07/15/31	3.140%	U.K. Retail Prices Index(1)	(2,060)	—	(2,060)	Royal Bank of Scotland Group PLC
GBP	200	04/15/35	3.358%	U.K. Retail Prices Index(1)	(3,219)	—	(3,219)	Goldman Sachs & Co.
GBP	40	06/15/46	3.120%	U.K. Retail Prices Index(2)	9,872	—	9,872	Goldman Sachs & Co.
	4,500	07/15/17	2.250%	U.S. CPI Urban Consumers NSA Index(2)	(228,724)	8,389	(237,113)	Royal Bank of Scotland Group PLC
	800	10/16/17	1.010%	U.S. CPI Urban Consumers NSA Index(2)	10,905	—	10,905	Bank of America
	100	05/23/18	1.580%	U.S. CPI Urban Consumers NSA Index(2)	576	—	576	Bank of America
	300	06/07/18	1.565%	U.S. CPI Urban Consumers NSA Index(2)	1,973	—	1,973	Bank of America
	600	10/01/18	2.175%	U.S. CPI Urban Consumers NSA Index(2)	(20,592)	(374)	(20,218)	Goldman Sachs & Co.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest rate swap agreements outstanding at March 31, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
900	11/01/18	2.173%	U.S. CPI Urban Consumers NSA Index(2)	$(30,482)	$—	$ (30,482)	Deutsche Bank AG
250	03/04/19	1.725%	U.S. CPI Urban Consumers NSA Index(2)	1,160	—	1,160	Deutsche Bank AG
3,000	11/23/20	1.570%	U.S. CPI Urban Consumers NSA Index(2)	76,579	—	76,579	Bank of America
800	05/08/23	2.560%	U.S. CPI Urban Consumers NSA Index(2)	(67,331)	—	(67,331)	Deutsche Bank AG
200	09/20/26	1.805%	U.S. CPI Urban Consumers NSA Index(1)	(9,245)	—	(9,245)	Morgan Stanley

				$219,064	$(479)	$219,543

Cash and foreign cash of $3,916,371, $1,672,560 and $147,376 have been segregated with Goldman Sachs & Co., Morgan Stanley and Citigroup Global Markets, respectively, and U.S. Treasury Obligations with a market value of $4,884,532 have been segregated with Citigroup Global Markets to cover requirement for open centrally cleared interest rate and credit default swap contracts at March 31, 2017.

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2017:

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements:
Bank of America		125	Pay or receive amounts based on market value fluctuation of 10 Year U.S. Treasury Notes Futures	$(109)	$—	$(109)
Bank of America		(25,540)	Pay fixed payments on the BCOMTR Index and receive variable payments based on the 3 Month U.S. Treasury Bill Rate +11 bps.	989,495	137,095	852,400
Bank of America	CHF	(340)	Pay or receive amounts based on market value fluctuation of Swiss Market Index Future	(1,894)	—	(1,894)
BNP Paribas		(1,198)	Pay fixed payments on the BNPBIRON Index and receive variable payments based on the 3 Month LIBOR -12bps	842	—	842
BNP Paribas		(50)	Pay fixed payments on the BNPBIRON Index and receive variable payments based on the 3 Month LIBOR -4bps	5,276	—	5,276
BNP Paribas		(870)	Pay fixed payments on the BNPBIRON Index and receive variable payments based on the 3 Month LIBOR -4bps	63,842	—	63,842
BNP Paribas		(540)	Pay fixed payments on the MXWO0EE Index and receive variable payments based on the 3 Month LIBOR -10bps	(3,638)	—	(3,638)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
BNP Paribas		(1,020)	Pay fixed payments on the MXWO0EE Index and receive variable payments based on the 3 Month LIBOR -10bps	$(22,176)	$—	$(22,176)
Citigroup Global Markets		(700)	Pay fixed payments on the CGCBMCYC Index and receive variable payments based on the 3 Month LIBOR +12bps	(6,811)	—	(6,811)
Citigroup Global Markets		(2,750)	Pay fixed payments on the CGCBMCYC Index and receive variable payments based on the 3 Month LIBOR +12bps	(40,967)	—	(40,967)
Citigroup Global Markets		(2,800)	Pay fixed payments on the CGCBMCYC Index and receive variable payments based on the 3 Month LIBOR +12bps	(62,040)	—	(62,040)
Goldman Sachs & Co.	CAD	8,617	Pay or receive amounts based on market value fluctuation of MSCI Canada Net Return CAD Index	5,205	—	5,205
Goldman Sachs & Co.	HKD	108,109	Pay or receive amounts based on market value fluctuation of MSCI Hong Kong Net Return HKD Index	336,712	—	336,712
Goldman Sachs & Co.	EUR	(1,764)	Pay or receive amounts based on market value fluctuation of MSCI Italy Net Return EUR Index	(185,257)	—	(185,257)
Goldman Sachs & Co.	EUR	1,022	Pay or receive amounts based on market value fluctuation of MSCI Spain Net Return EUR Index	51,279	—	51,279
Goldman Sachs & Co.	EUR	(4,003)	Pay or receive amounts based on market value fluctuation of MSCI Spain Net Return EUR Index	(617,037)	(161,749)	(455,288)
Goldman Sachs & Co.	SEK	(73,351)	Pay or receive amounts based on market value fluctuation of MSCI Sweden Net Return SEK Index	(129,886)	—	(129,886)
Goldman Sachs & Co.	CHF	(7,312)	Pay or receive amounts based on market value fluctuation of MSCI Switzerland Net Return CHF Index	(47,836)	—	(47,836)
Goldman Sachs & Co.		(30)	Pay fixed payments on the GSMSLIFT Index and receive variable payments based on the 3 Month LIBOR -90bps	(641)	—	(641)
Goldman Sachs & Co.		(530)	Pay fixed payments on the GSMSLIFT Index and receive variable payments based on the 3 Month LIBOR -90bps	(3,697)	—	(3,697)
Goldman Sachs & Co.		(11)	Pay or receive amounts based on market value fluctuation of 3D Systems Corp.	(3,621)	—	(3,621)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of 3M Co.	(840)	—	(840)
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of A.O. Smith Corp.	(3,662)	—	(3,662)
Goldman Sachs & Co.	GBP	(25)	Pay or receive amounts based on market value fluctuation of AA PLC	(3,323)	—	(3,323)
Goldman Sachs & Co.		8	Pay or receive amounts based on market value fluctuation of Aaron’s, Inc.	(2,636)	—	(2,636)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Abbott Laboratories	348	—	348
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of AbbVie, Inc.	(1,505)	—	(1,505)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.	GBP	50	Pay or receive amounts based on market value fluctuation of Aberdeen Asset Management PLC	$(1,188)	$—	$(1,188)
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of ABIOMED, Inc.	(1,798)	—	(1,798)
Goldman Sachs & Co.		(14)	Pay or receive amounts based on market value fluctuation of Acadia Healthcare Co., Inc.	(28,362)	—	(28,362)
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Accenture PLC	(10,296)	—	(10,296)
Goldman Sachs & Co.	EUR	— (r)	Pay or receive amounts based on market value fluctuation of Acciona SA	(344)	—	(344)
Goldman Sachs & Co.	EUR	(17)	Pay or receive amounts based on market value fluctuation of Accor SA	(21,720)	—	(21,720)
Goldman Sachs & Co.	EUR	(15)	Pay or receive amounts based on market value fluctuation of Acerinox SA	9,315	—	9,315
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of ACI Worldwide, Inc.	4,205	—	4,205
Goldman Sachs & Co.	EUR	— (r)	Pay or receive amounts based on market value fluctuation of ACS Actividades de Construccion y Servicios SA	(404)	—	(404)
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of Activision Blizzard, Inc.	4,075	—	4,075
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Acuity Brands, Inc.	5,234	—	5,234
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Acxiom Corp	68	—	68
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Adient PLC	31	—	31
Goldman Sachs & Co.	GBP	1	Pay or receive amounts based on market value fluctuation of Admiral Group PLC	689	—	689
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Advance Auto Parts, Inc.	3,316	—	3,316
Goldman Sachs & Co.		(14)	Pay or receive amounts based on market value fluctuation of Advanced Micro Devices, Inc.	(14,764)	—	(14,764)
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of AdvanSix, Inc.	2,573	—	2,573
Goldman Sachs & Co.	EUR	— (r)	Pay or receive amounts based on market value fluctuation of Aena SA	2,807	—	2,807
Goldman Sachs & Co.	EUR	(1)	Pay or receive amounts based on market value fluctuation of Aeroports de Paris	(3,767)	—	(3,767)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of Aetna, Inc.	$(21,603)	$—	$(21,603)
Goldman Sachs & Co.		14	Pay or receive amounts based on market value fluctuation of Aflac, Inc.	(1,524)	—	(1,524)
Goldman Sachs & Co.	GBP	(8)	Pay or receive amounts based on market value fluctuation of Aggreko PLC	3,395	—	3,395
Goldman Sachs & Co.		(6)	Pay or receive amounts based on market value fluctuation of Agios Pharmaceuticals, Inc.	(30,118)	—	(30,118)
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of Air Lease Corp.	(1,474)	—	(1,474)
Goldman Sachs & Co.	EUR	— (r)	Pay or receive amounts based on market value fluctuation of Air Liquide SA	(806)	—	(806)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Air Products & Chemicals, Inc.	(3,188)	—	(3,188)
Goldman Sachs & Co.	EUR	(2)	Pay or receive amounts based on market value fluctuation of Airbus SE	(2,410)	—	(2,410)
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of Akamai Technologies, Inc.	(30,109)	—	(30,109)
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of Akorn, Inc.	(7,256)	—	(7,256)
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of Alaska Air Group, Inc.	(6,564)	—	(6,564)
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of Alcoa Corp.	7,535	—	7,535
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Align Technology, Inc.	(5,998)	—	(5,998)
Goldman Sachs & Co.		(6)	Pay or receive amounts based on market value fluctuation of Alkermes PLC	5,249	—	5,249
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Alleghany Corp.	(3,426)	—	(3,426)
Goldman Sachs & Co.		(17)	Pay or receive amounts based on market value fluctuation of Allegheny Technologies, Inc.	1,034	—	1,034
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of Allegion PLC	(687)	—	(687)
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of Allergan PLC	(4,178)	—	(4,178)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Alliance Data Systems Corp.	(1,963)	—	(1,963)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		(7)	Pay or receive amounts based on market value fluctuation of Alliant Energy Corp.	$(340)	$—	$(340)
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of Allison Transmission Holdings, Inc.	1,822	—	1,822
Goldman Sachs & Co.		(28)	Pay or receive amounts based on market value fluctuation of Allscripts Healthcare Solutions, Inc.	(18,722)	—	(18,722)
Goldman Sachs & Co.		11	Pay or receive amounts based on market value fluctuation of Allstate Corp. (The)	(15,558)	—	(15,558)
Goldman Sachs & Co.		(10)	Pay or receive amounts based on market value fluctuation of Alnylam Pharmaceuticals, Inc.	38,512	—	38,512
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Alphabet, Inc.	(4,472)	—	(4,472)
Goldman Sachs & Co.	EUR	(5)	Pay or receive amounts based on market value fluctuation of Alstom SA	(8,412)	—	(8,412)
Goldman Sachs & Co.	EUR	7	Pay or receive amounts based on market value fluctuation of Amadeus IT Group SA	10,008	—	10,008
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Amazon.com, Inc.	(1,575)	—	(1,575)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of AMC Networks, Inc.	146	—	146
Goldman Sachs & Co.		7	Pay or receive amounts based on market value fluctuation of Amdocs Ltd.	(5,594)	—	(5,594)
Goldman Sachs & Co.	GBP	(16)	Pay or receive amounts based on market value fluctuation of Amec Foster Wheeler PLC	(6,811)	—	(6,811)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of AMERCO	2,885	—	2,885
Goldman Sachs & Co.		12	Pay or receive amounts based on market value fluctuation of Ameren Corp.	(5,382)	—	(5,382)
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of American Airlines Group, Inc.	(1,171)	—	(1,171)
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of American Eagle Outfitters, Inc.	(534)	—	(534)
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of American Electric Power Co., Inc.	1,534	—	1,534
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of American Express Co.	(95)	—	(95)
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of American Financial Group, Inc.	(1,432)	—	(1,432)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Ameriprise Financial, Inc.	$(4,295)	$—	$(4,295)
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of AMETEK, Inc.	484	—	484
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Amgen, Inc.	(12,344)	—	(12,344)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Anadarko Petroleum Corp.	(360)	—	(360)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Analog Devices, Inc.	(1,441)	—	(1,441)
Goldman Sachs & Co.	GBP	2	Pay or receive amounts based on market value fluctuation of Anglo American PLC	(1,418)	—	(1,418)
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of Anthem, Inc.	(18,531)	—	(18,531)
Goldman Sachs & Co.	GBP	(51)	Pay or receive amounts based on market value fluctuation of Antofagasta PLC	11,449	—	11,449
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Apache Corp.	(148)	—	(148)
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Apple, Inc.	10,691	—	10,691
Goldman Sachs & Co.		12	Pay or receive amounts based on market value fluctuation of Applied Materials, Inc.	(4,611)	—	(4,611)
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of AptarGroup, Inc.	120	—	120
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Arch Capital Group Ltd.	(451)	—	(451)
Goldman Sachs & Co.		9	Pay or receive amounts based on market value fluctuation of Archer-Daniels-Midland Co.	12,260	—	12,260
Goldman Sachs & Co.		(16)	Pay or receive amounts based on market value fluctuation of Arconic Inc	18,438	—	18,438
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Arista Networks, Inc.	(4,404)	—	(4,404)
Goldman Sachs & Co.	EUR	4	Pay or receive amounts based on market value fluctuation of Arkema SA	318	—	318
Goldman Sachs & Co.		(6)	Pay or receive amounts based on market value fluctuation of Armstrong World Industries, Inc.	2,728	—	2,728
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of ARRIS International PLC	(1,333)	—	(1,333)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		10	Pay or receive amounts based on market value fluctuation of Arrow Electronics, Inc.	$(18,585)	$—	$(18,585)
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Arthur J Gallagher & Co.	429	—	429
Goldman Sachs & Co.		(9)	Pay or receive amounts based on market value fluctuation of Artisan Partners Asset Management, Inc.	1,296	—	1,296
Goldman Sachs & Co.		(45)	Pay or receive amounts based on market value fluctuation of Ascena Retail Group Inc	(4,022)	—	(4,022)
Goldman Sachs & Co.	GBP	4	Pay or receive amounts based on market value fluctuation of Ashmore Group PLC	25	—	25
Goldman Sachs & Co.	GBP	17	Pay or receive amounts based on market value fluctuation of Ashtead Group PLC	(6,708)	—	(6,708)
Goldman Sachs & Co.	GBP	— (r)	Pay or receive amounts based on market value fluctuation of ASOS PLC	(409)	—	(409)
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of Aspen Insurance Holdings Ltd.	(8,641)	—	(8,641)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Associated Banc-Corp.	(837)	—	(837)
Goldman Sachs & Co.	GBP	(5)	Pay or receive amounts based on market value fluctuation of Associated British Foods PLC	622	—	622
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Assurant, Inc.	(5,468)	—	(5,468)
Goldman Sachs & Co.		17	Pay or receive amounts based on market value fluctuation of Assured Guaranty Ltd.	(33,829)	—	(33,829)
Goldman Sachs & Co.	GBP	(7)	Pay or receive amounts based on market value fluctuation of AstraZeneca PLC	(1,356)	—	(1,356)
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of athenahealth, Inc.	9,693	—	9,693
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of Atlassian Corp. PLC	(496)	—	(496)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Atmos Energy Corp.	(1,195)	—	(1,195)
Goldman Sachs & Co.	EUR	5	Pay or receive amounts based on market value fluctuation of Atos SE	23,022	—	23,022
Goldman Sachs & Co.	EUR	(6)	Pay or receive amounts based on market value fluctuation of Atresmedia Corp. de Medios de Comunicacion SA	(3,955)	—	(3,955)
Goldman Sachs & Co.	GBP	5	Pay or receive amounts based on market value fluctuation of Auto Trader Group PLC	270	—	270

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		(5)	Pay or receive amounts based on market value fluctuation of Autodesk, Inc.	$(1,143)	$—	$(1,143)
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of Avangrid, Inc.	(595)	—	(595)
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Avery Dennison Corp.	649	—	649
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Avis Budget Group, Inc.	2,499	—	2,499
Goldman Sachs & Co.	GBP	(52)	Pay or receive amounts based on market value fluctuation of Aviva PLC	2,599	—	2,599
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of Avnet, Inc.	(1,873)	—	(1,873)
Goldman Sachs & Co.		(70)	Pay or receive amounts based on market value fluctuation of Avon Products, Inc.	2,103	—	2,103
Goldman Sachs & Co.	EUR	(1)	Pay or receive amounts based on market value fluctuation of AXA SA	21	—	21
Goldman Sachs & Co.		(13)	Pay or receive amounts based on market value fluctuation of Axalta Coating Systems Ltd.	5,198	—	5,198
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of Axis Capital Holdings Ltd.	(5,346)	—	(5,346)
Goldman Sachs & Co.	GBP	10	Pay or receive amounts based on market value fluctuation of Babcock International Group PLC	(5,156)	—	(5,156)
Goldman Sachs & Co.		(9)	Pay or receive amounts based on market value fluctuation of Ball Corp.	8,038	—	8,038
Goldman Sachs & Co.	EUR	10	Pay or receive amounts based on market value fluctuation of Banco Bilbao Vizcaya Argentaria SA	1,982	—	1,982
Goldman Sachs & Co.	EUR	(96)	Pay or receive amounts based on market value fluctuation of Banco de Sabadell SA	(3,176)	—	(3,176)
Goldman Sachs & Co.	EUR	3	Pay or receive amounts based on market value fluctuation of Banco Santander SA	302	—	302
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of BancorpSouth, Inc.	4,676	—	4,676
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Bank of Hawaii Corp.	(3,596)	—	(3,596)
Goldman Sachs & Co.		8	Pay or receive amounts based on market value fluctuation of Bank of New York Mellon Corp. (The)	(5,291)	—	(5,291)
Goldman Sachs & Co.	EUR	(203)	Pay or receive amounts based on market value fluctuation of Bankia SA	1,515	—	1,515

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.	EUR	6	Pay or receive amounts based on market value fluctuation of Bankinter SA	$1,643	$—	$1,643
Goldman Sachs & Co.	GBP	49	Pay or receive amounts based on market value fluctuation of Barclays PLC	(1,766)	—	(1,766)
Goldman Sachs & Co.	GBP	96	Pay or receive amounts based on market value fluctuation of Barratt Developments PLC	4,188	—	4,188
Goldman Sachs & Co.		9	Pay or receive amounts based on market value fluctuation of Baxter International, Inc.	2,001	—	2,001
Goldman Sachs & Co.		8	Pay or receive amounts based on market value fluctuation of BB&T Corp.	(16,559)	—	(16,559)
Goldman Sachs & Co.	GBP	19	Pay or receive amounts based on market value fluctuation of BBA Aviation PLC	—	—	—
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Becton, Dickinson and Co.	(27)	—	(27)
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of Bed Bath & Beyond, Inc.	(780)	—	(780)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Belden, Inc.	(845)	—	(845)
Goldman Sachs & Co.	GBP	9	Pay or receive amounts based on market value fluctuation of Bellway PLC	(14,187)	—	(14,187)
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Bemis Co., Inc.	(892)	—	(892)
Goldman Sachs & Co.	GBP	12	Pay or receive amounts based on market value fluctuation of Berendsen PLC	(17,019)	—	(17,019)
Goldman Sachs & Co.	GBP	12	Pay or receive amounts based on market value fluctuation of Berkeley Group Holdings PLC	9,606	—	9,606
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of Berry Plastics Group, Inc.	6,916	—	6,916
Goldman Sachs & Co.		11	Pay or receive amounts based on market value fluctuation of Best Buy Co., Inc.	38,185	—	38,185
Goldman Sachs & Co.	GBP	(9)	Pay or receive amounts based on market value fluctuation of BHP Billiton PLC	11,092	—	11,092
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Big Lots, Inc.	(2,842)	—	(2,842)
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Biogen, Inc.	(4,395)	—	(4,395)
Goldman Sachs & Co.		(6)	Pay or receive amounts based on market value fluctuation of BioMarin Pharmaceutical, Inc.	17,509	—	17,509

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.	EUR	1	Pay or receive amounts based on market value fluctuation of BioMerieux	$5,903	$—	$5,903
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Bio-Techne Corp.	4,598	—	4,598
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Bioverativ, Inc.	17,774	—	17,774
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of Black Hills Corp.	671	—	671
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of BlackRock, Inc.	226	—	226
Goldman Sachs & Co.		(19)	Pay or receive amounts based on market value fluctuation of Blue Buffalo Pet Products, Inc.	16,157	—	16,157
Goldman Sachs & Co.	EUR	4	Pay or receive amounts based on market value fluctuation of BNP Paribas SA	9,216	—	9,216
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Boeing Co. (The)	(10,536)	—	(10,536)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of BOK Financial Corp.	(1,244)	—	(1,244)
Goldman Sachs & Co.	EUR	(33)	Pay or receive amounts based on market value fluctuation of Bollore SA	(1,378)	—	(1,378)
Goldman Sachs & Co.		7	Pay or receive amounts based on market value fluctuation of Booz Allen Hamilton Holding Corp.	(15,597)	—	(15,597)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Boston Beer Co., Inc. (The)	(1,577)	—	(1,577)
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of Boston Scientific Corp.	(1,144)	—	(1,144)
Goldman Sachs & Co.	EUR	3	Pay or receive amounts based on market value fluctuation of Bouygues SA	(703)	—	(703)
Goldman Sachs & Co.	GBP	(36)	Pay or receive amounts based on market value fluctuation of BP PLC	2,486	—	2,486
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of Brinker International, Inc.	3,109	—	3,109
Goldman Sachs & Co.		(7)	Pay or receive amounts based on market value fluctuation of Bristol-Myers Squibb Co.	13,437	—	13,437
Goldman Sachs & Co.	GBP	(3)	Pay or receive amounts based on market value fluctuation of British American Tobacco PLC	(3,714)	—	(3,714)
Goldman Sachs & Co.		(30)	Pay or receive amounts based on market value fluctuation of Brookdale Senior Living, Inc.	(35,657)	—	(35,657)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of Brown-Forman Corp.	$1,556	$—	$1,556
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Bruker Corp.	(23)	—	(23)
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Brunswick Corp.	768	—	768
Goldman Sachs & Co.	GBP	15	Pay or receive amounts based on market value fluctuation of BT Group PLC	(3,034)	—	(3,034)
Goldman Sachs & Co.	GBP	12	Pay or receive amounts based on market value fluctuation of BTG PLC	1,024	—	1,024
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Buffalo Wild Wings, Inc.	(23)	—	(23)
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Bunge Ltd.	(6,873)	—	(6,873)
Goldman Sachs & Co.	GBP	(2)	Pay or receive amounts based on market value fluctuation of Burberry Group PLC	1,680	—	1,680
Goldman Sachs & Co.	EUR	(7)	Pay or receive amounts based on market value fluctuation of Bureau Veritas SA	(11,354)	—	(11,354)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Burlington Stores, Inc.	2,529	—	2,529
Goldman Sachs & Co.		(5)	Pay or receive amounts based on market value fluctuation of BWX Technologies, Inc.	(2,740)	—	(2,740)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of C.H. Robinson Worldwide, Inc.	(289)	—	(289)
Goldman Sachs & Co.		11	Pay or receive amounts based on market value fluctuation of CA, Inc.	(8,139)	—	(8,139)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Cable One, Inc.	(3,239)	—	(3,239)
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of Cabot Corp.	(1,076)	—	(1,076)
Goldman Sachs & Co.		(5)	Pay or receive amounts based on market value fluctuation of Cabot Oil & Gas Corp.	(7,263)	—	(7,263)
Goldman Sachs & Co.		8	Pay or receive amounts based on market value fluctuation of Cadence Design Systems, Inc.	(3,687)	—	(3,687)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of CalAtlantic Group, Inc.	(26)	—	(26)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Campbell Soup Co.	(600)	—	(600)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.	EUR	3	Pay or receive amounts based on market value fluctuation of Capgemini SA	$6,548	$—	$6,548
Goldman Sachs & Co.	GBP	(54)	Pay or receive amounts based on market value fluctuation of Capita PLC	4,090	—	4,090
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of Capital One Financial Corp.	(7,969)	—	(7,969)
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Carlisle Cos., Inc.	(6,717)	—	(6,717)
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of CarMax, Inc.	6,825	—	6,825
Goldman Sachs & Co.		7	Pay or receive amounts based on market value fluctuation of Carnival Corp.	9,008	—	9,008
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of Carpenter Technology Corp.	3,607	—	3,607
Goldman Sachs & Co.	EUR	(13)	Pay or receive amounts based on market value fluctuation of Carrefour SA	(3,940)	—	(3,940)
Goldman Sachs & Co.		32	Pay or receive amounts based on market value fluctuation of Casa Ley	7,134	—	7,134
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Casey’s General Stores, Inc.	(126)	—	(126)
Goldman Sachs & Co.	EUR	(5)	Pay or receive amounts based on market value fluctuation of Casino Guichard Perrachon SA	(1,788)	—	(1,788)
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of Catalent, Inc.	1,712	—	1,712
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Caterpillar, Inc.	145	—	145
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of CDK Global, Inc.	(6,185)	—	(6,185)
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of CDW Corp.	(14,162)	—	(14,162)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Celanese Corp.	(2,924)	—	(2,924)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Celgene Corp.	(1,613)	—	(1,613)
Goldman Sachs & Co.	EUR	(22)	Pay or receive amounts based on market value fluctuation of Cellnex Telecom SA	8,388	—	8,388
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Centene Corp.	5,108	—	5,108

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of CenturyLink, Inc.	$(60)	$—	$(60)
Goldman Sachs & Co.		(7)	Pay or receive amounts based on market value fluctuation of Cerner Corp.	(15,243)	—	(15,243)
Goldman Sachs & Co.		(27)	Pay or receive amounts based on market value fluctuation of CF Industries Holdings, Inc.	(1,617)	—	(1,617)
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Charles River Laboratories International, Inc.	(139)	—	(139)
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of Charles Schwab Corp. (The)	7,398	—	7,398
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Charter Communications, Inc.	(971)	—	(971)
Goldman Sachs & Co.		7	Pay or receive amounts based on market value fluctuation of Cheesecake Factory, Inc. (The)	1,186	—	1,186
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Chemical Financial Corp.	(1,753)	—	(1,753)
Goldman Sachs & Co.		(17)	Pay or receive amounts based on market value fluctuation of Cheniere Energy, Inc.	(27,485)	—	(27,485)
Goldman Sachs & Co.		(58)	Pay or receive amounts based on market value fluctuation of Chesapeake Energy Corp.	(37,411)	—	(37,411)
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Chevron Corp.	224	—	224
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Chicago Bridge & Iron Co. NV	118	—	118
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of Chipotle Mexican Grill, Inc.	(79,525)	—	(79,525)
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Choice Hotels International, Inc.	824	—	824
Goldman Sachs & Co.	EUR	1	Pay or receive amounts based on market value fluctuation of Christian Dior SE	8,827	—	8,827
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Chubb Ltd.	(4,294)	—	(4,294)
Goldman Sachs & Co.	EUR	3	Pay or receive amounts based on market value fluctuation of Cie de Saint-Gobain	4,393	—	4,393
Goldman Sachs & Co.	EUR	8	Pay or receive amounts based on market value fluctuation of Cie Generale des Etablissements Michelin	47,354	—	47,354

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of Ciena Corp.	$361	$—	$361
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Cigna Corp.	(8,818)	—	(8,818)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Cincinnati Financial Corp.	556	—	556
Goldman Sachs & Co.		7	Pay or receive amounts based on market value fluctuation of Cinemark Holdings, Inc.	(707)	—	(707)
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Cintas Corp.	5,680	—	5,680
Goldman Sachs & Co.		12	Pay or receive amounts based on market value fluctuation of Cirrus Logic, Inc.	27,104	—	27,104
Goldman Sachs & Co.		18	Pay or receive amounts based on market value fluctuation of Cisco Systems, Inc.	(7,577)	—	(7,577)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Citizens Financial Group, Inc.	(3,059)	—	(3,059)
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Citrix Systems, Inc.	1,256	—	1,256
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of Clean Harbors, Inc.	7,369	—	7,369
Goldman Sachs & Co.	GBP	5	Pay or receive amounts based on market value fluctuation of Close Brothers Group PLC	(2,423)	—	(2,423)
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of CME Group, Inc.	(12,304)	—	(12,304)
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of CMS Energy Corp.	47	—	47
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of CNO Financial Group, Inc.	(117)	—	(117)
Goldman Sachs & Co.	EUR	7	Pay or receive amounts based on market value fluctuation of CNP Assurances	2,655	—	2,655
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of Coach, Inc.	(6,948)	—	(6,948)
Goldman Sachs & Co.	GBP	(106)	Pay or receive amounts based on market value fluctuation of Cobham PLC	(6,358)	—	(6,358)
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Cognex Corp.	(2,998)	—	(2,998)
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of Colfax Corp.	930	—	930

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		(7)	Pay or receive amounts based on market value fluctuation of Colgate-Palmolive Co.	$5,064	$—	$5,064
Goldman Sachs & Co.		17	Pay or receive amounts based on market value fluctuation of Comcast Corp.	2,156	—	2,156
Goldman Sachs & Co.		9	Pay or receive amounts based on market value fluctuation of Commerce Bancshares, Inc.	(18,508)	—	(18,508)
Goldman Sachs & Co.		8	Pay or receive amounts based on market value fluctuation of Commercial Metals Co.	576	—	576
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of CommScope Holding Co., Inc.	11,880	—	11,880
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of CommVault Systems, Inc.	—	—	—
Goldman Sachs & Co.	GBP	2	Pay or receive amounts based on market value fluctuation of Compass Group PLC	(222)	—	(222)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Compass Minerals International, Inc.	407	—	407
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Computer Sciences Corp.	685	—	685
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of comScore Inc	994	—	994
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Conagra Brands, Inc.	(2,007)	—	(2,007)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Concho Resources, Inc.	839	—	839
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of ConocoPhillips	11,771	—	11,771
Goldman Sachs & Co.		(7)	Pay or receive amounts based on market value fluctuation of CONSOL Energy, Inc.	(11,369)	—	(11,369)
Goldman Sachs & Co.		13	Pay or receive amounts based on market value fluctuation of Consolidated Edison, Inc.	12,910	—	12,910
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Constellation Brands, Inc.	455	—	455
Goldman Sachs & Co.	GBP	(19)	Pay or receive amounts based on market value fluctuation of ConvaTec Group PLC	(4,330)	—	(4,330)
Goldman Sachs & Co.		12	Pay or receive amounts based on market value fluctuation of Convergys Corp.	—	—	—
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Cooper Cos., Inc. (The)	5,482	—	5,482

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Copa Holdings SA	$3,066	$—	$3,066
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Core Laboratories NV	(5,004)	—	(5,004)
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of CoreLogic, Inc.	2,773	—	2,773
Goldman Sachs & Co.		20	Pay or receive amounts based on market value fluctuation of Corning, Inc.	(4,739)	—	(4,739)
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of CoStar Group, Inc.	(1,949)	—	(1,949)
Goldman Sachs & Co.		(43)	Pay or receive amounts based on market value fluctuation of Coty, Inc.	56,349	—	56,349
Goldman Sachs & Co.		(23)	Pay or receive amounts based on market value fluctuation of Covanta Holding Corp.	(1,149)	—	(1,149)
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Cracker Barrel Old Country Store, Inc.	(12,413)	—	(12,413)
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of Crane Co.	(1,726)	—	(1,726)
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of Cree, Inc.	426	—	426
Goldman Sachs & Co.	GBP	(1)	Pay or receive amounts based on market value fluctuation of Croda International PLC	1,017	—	1,017
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Crown Holdings, Inc.	(564)	—	(564)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Cullen/Frost Bankers, Inc.	(398)	—	(398)
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of Cummins, Inc.	(14,104)	—	(14,104)
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Curtiss-Wright Corp.	(12,696)	—	(12,696)
Goldman Sachs & Co.		(34)	Pay or receive amounts based on market value fluctuation of Cypress Semiconductor Corp.	7,376	—	7,376
Goldman Sachs & Co.		8	Pay or receive amounts based on market value fluctuation of D.R. Horton, Inc.	(2,802)	—	(2,802)
Goldman Sachs & Co.	GBP	11	Pay or receive amounts based on market value fluctuation of Daily Mail & General Trust PLC	(1,553)	—	(1,553)
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Danaher Corp.	(3,332)	—	(3,332)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of Darden Restaurants, Inc.	$29,477	$—	$29,477
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of DaVita, Inc.	(502)	—	(502)
Goldman Sachs & Co.	GBP	2	Pay or receive amounts based on market value fluctuation of DCC PLC	(3,083)	—	(3,083)
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of Dean Foods Co.	1,408	—	1,408
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Deere & Co.	(1,223)	—	(1,223)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Dell Technologies, Inc.	35	—	35
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Delphi Automotive PLC	991	—	991
Goldman Sachs & Co.		13	Pay or receive amounts based on market value fluctuation of Delta Air Lines, Inc.	(7,195)	—	(7,195)
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of Deluxe Corp.	(11,448)	—	(11,448)
Goldman Sachs & Co.		20	Pay or receive amounts based on market value fluctuation of Denbury Resources, Inc.	4,881	—	4,881
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of DENTSPLY SIRONA, Inc.	2,902	—	2,902
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of DeVry Education Group, Inc.	10,452	—	10,452
Goldman Sachs & Co.		(9)	Pay or receive amounts based on market value fluctuation of DexCom, Inc.	(54,925)	—	(54,925)
Goldman Sachs & Co.	GBP	(4)	Pay or receive amounts based on market value fluctuation of Diageo PLC	1,991	—	1,991
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Diamond Offshore Drilling, Inc.	1,336	—	1,336
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Dick’s Sporting Goods, Inc.	884	—	884
Goldman Sachs & Co.		(15)	Pay or receive amounts based on market value fluctuation of Diebold Nixdorf, Inc.	(20,363)	—	(20,363)
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Dillard’s, Inc.	142	—	142
Goldman Sachs & Co.	GBP	9	Pay or receive amounts based on market value fluctuation of Direct Line Insurance Group PLC	1,441	—	1,441

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		7	Pay or receive amounts based on market value fluctuation of Discover Financial Services	$(13,123)	$—	$(13,123)
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of DISH Network Corp.	1,346	—	1,346
Goldman Sachs & Co.	EUR	(41)	Pay or receive amounts based on market value fluctuation of Distribuidora Internacional de Alimentacion SA	(7,885)	—	(7,885)
Goldman Sachs & Co.	GBP	45	Pay or receive amounts based on market value fluctuation of Dixons Carphone PLC	9,040	—	9,040
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Dolby Laboratories, Inc.	783	—	783
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of Dollar General Corp.	9,251	—	9,251
Goldman Sachs & Co.		(6)	Pay or receive amounts based on market value fluctuation of Dollar Tree, Inc.	(17,286)	—	(17,286)
Goldman Sachs & Co.		(11)	Pay or receive amounts based on market value fluctuation of Dominion Resources, Inc.	(4,888)	—	(4,888)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Domino’s Pizza, Inc.	51	—	51
Goldman Sachs & Co.		7	Pay or receive amounts based on market value fluctuation of Dow Chemical Co. (The)	(3,248)	—	(3,248)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Dr. Pepper Snapple Group, Inc.	2,158	—	2,158
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of Dril-Quip, Inc.	4,413	—	4,413
Goldman Sachs & Co.	GBP	22	Pay or receive amounts based on market value fluctuation of DS Smith PLC	(2,930)	—	(2,930)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of DST Systems, Inc.	2,435	—	2,435
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of DTE Energy Co.	7,581	—	7,581
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Duke Energy Corp.	534	—	534
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Dun & Bradstreet Corp. (The)	221	—	221
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Dunkin’ Brands Group, Inc.	2,675	—	2,675
Goldman Sachs & Co.		7	Pay or receive amounts based on market value fluctuation of Durata Therapeutics, Inc.^	(3,168)	—	(3,168)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of East West Bancorp, Inc.	$(802)	$—	$(802)
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of Eastman Chemical Co.	6,983	—	6,983
Goldman Sachs & Co.	GBP	5	Pay or receive amounts based on market value fluctuation of easyJet PLC	241	—	241
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of Eaton Corp. PLC	5,413	—	5,413
Goldman Sachs & Co.		17	Pay or receive amounts based on market value fluctuation of eBay, Inc.	(2,162)	—	(2,162)
Goldman Sachs & Co.	EUR	(16)	Pay or receive amounts based on market value fluctuation of Edenred	(11,712)	—	(11,712)
Goldman Sachs & Co.		8	Pay or receive amounts based on market value fluctuation of Edison International	76	—	76
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of Edwards Lifesciences Corp.	686	—	686
Goldman Sachs & Co.	EUR	— (r)	Pay or receive amounts based on market value fluctuation of Eiffage SA	676	—	676
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Electronic Arts, Inc.	(234)	—	(234)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Eli Lilly &Co.	39	—	39
Goldman Sachs & Co.	EUR	4	Pay or receive amounts based on market value fluctuation of Elior Group	2,280	—	2,280
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of EMCOR Group, Inc.	(3,878)	—	(3,878)
Goldman Sachs & Co.	EUR	33	Pay or receive amounts based on market value fluctuation of Endesa SA	48,112	—	48,112
Goldman Sachs & Co.		(22)	Pay or receive amounts based on market value fluctuation of Endo International PLC	(8,932)	—	(8,932)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Energen Corp.	2,527	—	2,527
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of Energizer Holdings, Inc.	(704)	—	(704)
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of EnerSys	3,183	—	3,183
Goldman Sachs & Co.	EUR	(18)	Pay or receive amounts based on market value fluctuation of Engie SA	(15,146)	—	(15,146)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		(11)	Pay or receive amounts based on market value fluctuation of Ensco PLC	$(4,610)	$—	$(4,610)
Goldman Sachs & Co.		7	Pay or receive amounts based on market value fluctuation of Entergy Corp.	4,088	—	4,088
Goldman Sachs & Co.		(11)	Pay or receive amounts based on market value fluctuation of Envision Healthcare Corp.	27,389	—	27,389
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of EOG Resources, Inc.	158	—	158
Goldman Sachs & Co.	GBP	(12)	Pay or receive amounts based on market value fluctuation of Essentra PLC	674	—	674
Goldman Sachs & Co.	EUR	(7)	Pay or receive amounts based on market value fluctuation of Essilor International SA	(10,973)	—	(10,973)
Goldman Sachs & Co.		(6)	Pay or receive amounts based on market value fluctuation of Estee Lauder Cos., Inc. (The)	7,226	—	7,226
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Esterline Technologies Corp.	(5,461)	—	(5,461)
Goldman Sachs & Co.	EUR	— (r)	Pay or receive amounts based on market value fluctuation of Eurofins Scientific SE	(266)	—	(266)
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of Everest Re Group Ltd.	(10,931)	—	(10,931)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Eversource Energy	(41)	—	(41)
Goldman Sachs & Co.	GBP	(21)	Pay or receive amounts based on market value fluctuation of Evraz PLC	560	—	560
Goldman Sachs & Co.		17	Pay or receive amounts based on market value fluctuation of Exelon Corp.	(506)	—	(506)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Expedia, Inc.	(1,107)	—	(1,107)
Goldman Sachs & Co.	GBP	(9)	Pay or receive amounts based on market value fluctuation of Experian PLC	1,563	—	1,563
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Express Scripts Holding Co.	827	—	827
Goldman Sachs & Co.		(7)	Pay or receive amounts based on market value fluctuation of Extended Stay America, Inc.	3,078	—	3,078
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of F5 Networks, Inc.	(6,208)	—	(6,208)
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Facebook, Inc.	(1,134)	—	(1,134)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Fair Isaac Corp.	$(578)	$—	$(578)
Goldman Sachs & Co.		(9)	Pay or receive amounts based on market value fluctuation of Fastenal Co.	3,487	—	3,487
Goldman Sachs & Co.	EUR	2	Pay or receive amounts based on market value fluctuation of Faurecia	5,074	—	5,074
Goldman Sachs & Co.		8	Pay or receive amounts based on market value fluctuation of Federated Investors, Inc.	2,982	—	2,982
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of FedEx Corp.	912	—	912
Goldman Sachs & Co.	EUR	(18)	Pay or receive amounts based on market value fluctuation of Ferrovial SA	(6,392)	—	(6,392)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Fidelity National Information Services, Inc.	(2,252)	—	(2,252)
Goldman Sachs & Co.		14	Pay or receive amounts based on market value fluctuation of Fifth Third Bancorp	(13,346)	—	(13,346)
Goldman Sachs & Co.		(43)	Pay or receive amounts based on market value fluctuation of FireEye, Inc.	(81,208)	—	(81,208)
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of First American Financial Corp.	3,987	—	3,987
Goldman Sachs & Co.		(53)	Pay or receive amounts based on market value fluctuation of First Data Corp.	22,674	—	22,674
Goldman Sachs & Co.		(9)	Pay or receive amounts based on market value fluctuation of First Horizon National Corp.	4,779	—	4,779
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of First Solar, Inc.	10,666	—	10,666
Goldman Sachs & Co.		(20)	Pay or receive amounts based on market value fluctuation of FirstEnergy Corp.	(9,258)	—	(9,258)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Fiserv, Inc.	(2,128)	—	(2,128)
Goldman Sachs & Co.		(57)	Pay or receive amounts based on market value fluctuation of Fitbit, Inc.	(13,643)	—	(13,643)
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of FleetCor Technologies, Inc.	13,090	—	13,090
Goldman Sachs & Co.		29	Pay or receive amounts based on market value fluctuation of Flex Ltd.	—	—	—
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of FLIR Systems, Inc.	(1,212)	—	(1,212)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.	(2)	Pay or receive amounts based on market value fluctuation of Flowers Foods, Inc.	$568	$—	$568
Goldman Sachs & Co.	(8)	Pay or receive amounts based on market value fluctuation of Flowserve Corp.	(12,025)	—	(12,025)
Goldman Sachs & Co.	— (r)	Pay or receive amounts based on market value fluctuation of FMC Corp.	(3,343)	—	(3,343)
Goldman Sachs & Co.	(1)	Pay or receive amounts based on market value fluctuation of FNB Corp.	603	—	603
Goldman Sachs & Co.	— (r)	Pay or receive amounts based on market value fluctuation of FNF Group	(172)	—	(172)
Goldman Sachs & Co.	3	Pay or receive amounts based on market value fluctuation of Foot Locker, Inc.	(2,668)	—	(2,668)
Goldman Sachs & Co.	13	Pay or receive amounts based on market value fluctuation of Ford Motor Co.	(11,144)	—	(11,144)
Goldman Sachs & Co.	(2)	Pay or receive amounts based on market value fluctuation of Fortinet, Inc.	(2,567)	—	(2,567)
Goldman Sachs & Co.	(8)	Pay or receive amounts based on market value fluctuation of Fossil Group, Inc.	(5,261)	—	(5,261)
Goldman Sachs & Co.	5	Pay or receive amounts based on market value fluctuation of Franklin Resources, Inc.	(384)	—	(384)
Goldman Sachs & Co.	(8)	Pay or receive amounts based on market value fluctuation of Freeport-McMoRan, Inc.	(4,933)	—	(4,933)
Goldman Sachs & Co.	(115)	Pay or receive amounts based on market value fluctuation of Frontier Communications Corp.	38,104	—	38,104
Goldman Sachs & Co.	3	Pay or receive amounts based on market value fluctuation of FTI Consulting, Inc.	1,946	—	1,946
Goldman Sachs & Co.	10	Pay or receive amounts based on market value fluctuation of GameStop Corp.	(20,334)	—	(20,334)
Goldman Sachs & Co.	(3)	Pay or receive amounts based on market value fluctuation of Gap, Inc. (The)	(587)	—	(587)
Goldman Sachs & Co.	2	Pay or receive amounts based on market value fluctuation of Garmin Ltd.	(2,556)	—	(2,556)
Goldman Sachs & Co.	(2)	Pay or receive amounts based on market value fluctuation of Gartner, Inc.	7,607	—	7,607
Goldman Sachs & Co.	5	Pay or receive amounts based on market value fluctuation of GATX Corp.	4,929	—	4,929
Goldman Sachs & Co.	2	Pay or receive amounts based on market value fluctuation of General Dynamics Corp.	(15,096)	—	(15,096)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		(7)	Pay or receive amounts based on market value fluctuation of General Electric Co.	$523	$—	$523
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of Genesee & Wyoming, Inc.	2,776	—	2,776
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of Genpact Ltd.	1,393	—	1,393
Goldman Sachs & Co.		8	Pay or receive amounts based on market value fluctuation of Gilead Sciences, Inc.	(9,577)	—	(9,577)
Goldman Sachs & Co.	GBP	51	Pay or receive amounts based on market value fluctuation of GKN PLC	(6,084)	—	(6,084)
Goldman Sachs & Co.	GBP	1	Pay or receive amounts based on market value fluctuation of GlaxoSmithKline PLC	(181)	—	(181)
Goldman Sachs & Co.		(37)	Pay or receive amounts based on market value fluctuation of Glencore PLC	13,550	—	13,550
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of Global Payments, Inc.	(1,848)	—	(1,848)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Globus Medical, Inc.	697	—	697
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of GoDaddy, Inc.	(3,218)	—	(3,218)
Goldman Sachs & Co.		8	Pay or receive amounts based on market value fluctuation of Goodyear Tire & Rubber Co. (The)	(4,943)	—	(4,943)
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Graco, Inc.	99	—	99
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Graham Holdings Co.	3,131	—	3,131
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of Granite Construction, Inc.	(4,242)	—	(4,242)
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Graphic Packaging Holding Co.	(220)	—	(220)
Goldman Sachs & Co.	GBP	13	Pay or receive amounts based on market value fluctuation of Greene King PLC	1,541	—	1,541
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Greif, Inc.	(1,418)	—	(1,418)
Goldman Sachs & Co.	EUR	3	Pay or receive amounts based on market value fluctuation of Grifols SA	4,593	—	4,593
Goldman Sachs & Co.		(73)	Pay or receive amounts based on market value fluctuation of Groupon, Inc.	11,007	—	11,007

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		375	Pay or receive amounts based on market value fluctuation of GT Advanced Technologies, Inc.^	$2,738	$—	$2,738
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of GT Advanced Technologies, Inc.^	—	—	—
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of GT Advanced Technologies, Inc.^	—	—	—
Goldman Sachs & Co.		(8)	Pay or receive amounts based on market value fluctuation of Guess?, Inc.	1,142	—	1,142
Goldman Sachs & Co.		(7)	Pay or receive amounts based on market value fluctuation of Guidewire Software, Inc.	4,161	—	4,161
Goldman Sachs & Co.		(5)	Pay or receive amounts based on market value fluctuation of H&R Block, Inc.	5,410	—	5,410
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Halliburton Co.	1,785	—	1,785
Goldman Sachs & Co.	GBP	(19)	Pay or receive amounts based on market value fluctuation of Halma PLC	(10,081)	—	(10,081)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Hancock Holding Co.	(1,558)	—	(1,558)
Goldman Sachs & Co.		(15)	Pay or receive amounts based on market value fluctuation of Hanesbrands, Inc.	(7,018)	—	(7,018)
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Hanover Insurance Group, Inc. (The)	(2,453)	—	(2,453)
Goldman Sachs & Co.	GBP	(14)	Pay or receive amounts based on market value fluctuation of Hargreaves Lansdown PLC	2,920	—	2,920
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Harris Corp.	(491)	—	(491)
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of Hartford Financial Services Group, Inc. (The)	(3,949)	—	(3,949)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Hasbro, Inc.	183	—	183
Goldman Sachs & Co.		9	Pay or receive amounts based on market value fluctuation of Hawaiian Electric Industries, Inc.	95	—	95
Goldman Sachs & Co.	GBP	21	Pay or receive amounts based on market value fluctuation of Hays PLC	(399)	—	(399)
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of HCA Holdings, Inc.	13,372	—	13,372

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of HD Supply Holdings, Inc.	$(3,585)	$—	$(3,585)
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of HEICO Corp.	682	—	682
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Helen of Troy Ltd.	(385)	—	(385)
Goldman Sachs & Co.	GBP	(14)	Pay or receive amounts based on market value fluctuation of Henderson Group PLC	(367)	—	(367)
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Henry Schein, Inc.	892	—	892
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Herc Holdings, Inc.	1,288	—	1,288
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of Herman Miller, Inc.	7,679	—	7,679
Goldman Sachs & Co.		(9)	Pay or receive amounts based on market value fluctuation of Hertz Global Holdings, Inc.	39,251	—	39,251
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Hess Corp.	52	—	52
Goldman Sachs & Co.		37	Pay or receive amounts based on market value fluctuation of Hewlett Packard Enterprise Co.	31,545	—	31,545
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Hexcel Corp.	764	—	764
Goldman Sachs & Co.	GBP	(10)	Pay or receive amounts based on market value fluctuation of Hikma Pharmaceuticals PLC	24,256	—	24,256
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Hill-Rom Holdings, Inc.	853	—	853
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Hilton Worldwide Holdings, Inc.	1,100	—	1,100
Goldman Sachs & Co.	GBP	2	Pay or receive amounts based on market value fluctuation of Hiscox Ltd.	323	—	323
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of HNI Corp.	(3,087)	—	(3,087)
Goldman Sachs & Co.		(5)	Pay or receive amounts based on market value fluctuation of HollyFrontier Corp.	(274)	—	(274)
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Hologic, Inc.	28	—	28
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Honeywell International, Inc.	(4,145)	—	(4,145)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.	GBP	25		Pay or receive amounts based on market value fluctuation of Howden Joinery Group PLC	$2,678	$—	$2,678
Goldman Sachs & Co.		22		Pay or receive amounts based on market value fluctuation of HP, Inc.	6,903	—	6,903
Goldman Sachs & Co.	GBP	18		Pay or receive amounts based on market value fluctuation of HSBC Holdings PLC	(1,841)	—	(1,841)
Goldman Sachs & Co.		—	(r)	Pay or receive amounts based on market value fluctuation of HSN, Inc.	(233)	—	(233)
Goldman Sachs & Co.		3		Pay or receive amounts based on market value fluctuation of Hubbell, Inc.	(1,011)	—	(1,011)
Goldman Sachs & Co.		—	(r)	Pay or receive amounts based on market value fluctuation of Humana, Inc.	(2,858)	—	(2,858)
Goldman Sachs & Co.		5		Pay or receive amounts based on market value fluctuation of Huntington Ingalls Industries, Inc.	(61,280)	—	(61,280)
Goldman Sachs & Co.		13		Pay or receive amounts based on market value fluctuation of Huntsman Corp.	21,965	—	21,965
Goldman Sachs & Co.		—	(r)	Pay or receive amounts based on market value fluctuation of IAC/InterActiveCorp	(119)	—	(119)
Goldman Sachs & Co.	EUR	15		Pay or receive amounts based on market value fluctuation of Iberdrola SA	4,161	—	4,161
Goldman Sachs & Co.		—	(r)	Pay or receive amounts based on market value fluctuation of IDACORP, Inc.	155	—	155
Goldman Sachs & Co.		—	(r)	Pay or receive amounts based on market value fluctuation of IDEXX Laboratories, Inc.	(362)	—	(362)
Goldman Sachs & Co.		(2)		Pay or receive amounts based on market value fluctuation of IHS Markit Ltd.	(3,926)	—	(3,926)
Goldman Sachs & Co.	EUR	(1)		Pay or receive amounts based on market value fluctuation of Iliad SA	2,303	—	2,303
Goldman Sachs & Co.		2		Pay or receive amounts based on market value fluctuation of Illinois Tool Works, Inc.	(5,878)	—	(5,878)
Goldman Sachs & Co.		(4)		Pay or receive amounts based on market value fluctuation of Illumina, Inc.	(36,332)	—	(36,332)
Goldman Sachs & Co.	EUR	—	(r)	Pay or receive amounts based on market value fluctuation of Imerys SA	1,261	—	1,261
Goldman Sachs & Co.	GBP	(4)		Pay or receive amounts based on market value fluctuation of IMI PLC	4,645	—	4,645
Goldman Sachs & Co.	GBP	(6)		Pay or receive amounts based on market value fluctuation of Imperial Brands PLC	3,127	—	3,127
Goldman Sachs & Co.	GBP	10		Pay or receive amounts based on market value fluctuation of Inchcape PLC	4,569	—	4,569

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Incyte Corp.	$13,633	$—	$13,633
Goldman Sachs & Co.	GBP	40	Pay or receive amounts based on market value fluctuation of Indivior PLC	(5,654)	—	(5,654)
Goldman Sachs & Co.	EUR	(3)	Pay or receive amounts based on market value fluctuation of Industria de Diseno Textil SA	(4,004)	—	(4,004)
Goldman Sachs & Co.	GBP	(3)	Pay or receive amounts based on market value fluctuation of Informa PLC	(557)	—	(557)
Goldman Sachs & Co.	EUR	(6)	Pay or receive amounts based on market value fluctuation of Ingenico Group SA	40,326	—	40,326
Goldman Sachs & Co.		9	Pay or receive amounts based on market value fluctuation of Ingersoll-Rand PLC	2,935	—	2,935
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of Ingredion, Inc.	1,770	—	1,770
Goldman Sachs & Co.	GBP	(30)	Pay or receive amounts based on market value fluctuation of Inmarsat PLC	(20,582)	—	(20,582)
Goldman Sachs & Co.		(12)	Pay or receive amounts based on market value fluctuation of Inovalon Holdings, Inc.	(5,202)	—	(5,202)
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of Integrated Device Technology, Inc.	1,555	—	1,555
Goldman Sachs & Co.		16	Pay or receive amounts based on market value fluctuation of Intel Corp.	12,438	—	12,438
Goldman Sachs & Co.	GBP	1	Pay or receive amounts based on market value fluctuation of InterContinental Hotels Group PLC	63	—	63
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of InterDigital, Inc.	2,124	—	2,124
Goldman Sachs & Co.	GBP	7	Pay or receive amounts based on market value fluctuation of Intermediate Capital Group PLC	(1,112)	—	(1,112)
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of International Business Machines Corp.	(3,971)	—	(3,971)
Goldman Sachs & Co.	GBP	(16)	Pay or receive amounts based on market value fluctuation of International Consolidated Airlines Group SA	8,055	—	8,055
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of International Game Technology PLC	(6,160)	—	(6,160)
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of International Paper Co.	(2,546)	—	(2,546)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		8	Pay or receive amounts based on market value fluctuation of Interpublic Group of Cos., Inc. (The)	$(76)	$—	$(76)
Goldman Sachs & Co.	GBP	(5)	Pay or receive amounts based on market value fluctuation of Intertek Group PLC	(1,915)	—	(1,915)
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of Intrexon Corp.	4,503	—	4,503
Goldman Sachs & Co.	GBP	22	Pay or receive amounts based on market value fluctuation of Investec PLC	(14,873)	—	(14,873)
Goldman Sachs & Co.		(6)	Pay or receive amounts based on market value fluctuation of Ionis Pharmaceuticals, Inc.	127	—	127
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of IPG Photonics Corp.	535	—	535
Goldman Sachs & Co.	EUR	2	Pay or receive amounts based on market value fluctuation of Ipsen SA	6,058	—	6,058
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of ITT, Inc.	119	—	119
Goldman Sachs & Co.	GBP	(26)	Pay or receive amounts based on market value fluctuation of ITV PLC	(3,502)	—	(3,502)
Goldman Sachs & Co.	GBP	105	Pay or receive amounts based on market value fluctuation of J Sainsbury PLC	(7,093)	—	(7,093)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of J.B. Hunt Transport Services, Inc.	(855)	—	(855)
Goldman Sachs & Co.		(99)	Pay or receive amounts based on market value fluctuation of J.C. Penney Co., Inc.	(16,822)	—	(16,822)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of J.M. Smucker Co. (The)	(6,215)	—	(6,215)
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of j2 Global, Inc.	(6,114)	—	(6,114)
Goldman Sachs & Co.		10	Pay or receive amounts based on market value fluctuation of Jabil Circuit, Inc.	1,156	—	1,156
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Jack Henry & Associates, Inc.	(508)	—	(508)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Jack in the Box, Inc.	380	—	380
Goldman Sachs & Co.		7	Pay or receive amounts based on market value fluctuation of Jacobs Engineering Group, Inc.	(1,196)	—	(1,196)
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Jazz Pharmaceuticals PLC	(5,501)	—	(5,501)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.	EUR	(4)	Pay or receive amounts based on market value fluctuation of JCDecaux SA	$(4,451)	$—	$(4,451)
Goldman Sachs & Co.	GBP	20	Pay or receive amounts based on market value fluctuation of JD Sports Fashion PLC	3,656	—	3,656
Goldman Sachs & Co.		27	Pay or receive amounts based on market value fluctuation of JetBlue Airways Corp.	12,046	—	12,046
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of John Wiley & Sons, Inc.	(567)	—	(567)
Goldman Sachs & Co.	GBP	(15)	Pay or receive amounts based on market value fluctuation of John Wood Group PLC	(7,523)	—	(7,523)
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of Johnson & Johnson	(13,131)	—	(13,131)
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of Johnson Controls International PLC	631	—	631
Goldman Sachs & Co.		8	Pay or receive amounts based on market value fluctuation of JPMorgan Chase & Co.	(21,976)	—	(21,976)
Goldman Sachs & Co.		10	Pay or receive amounts based on market value fluctuation of Juniper Networks, Inc.	(8,707)	—	(8,707)
Goldman Sachs & Co.		(15)	Pay or receive amounts based on market value fluctuation of Juno Therapeutics, Inc.	11,323	—	11,323
Goldman Sachs & Co.	GBP	15	Pay or receive amounts based on market value fluctuation of Jupiter Fund Management PLC	978	—	978
Goldman Sachs & Co.	GBP	(31)	Pay or receive amounts based on market value fluctuation of Just Eat PLC	9,064	—	9,064
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Kansas City Southern	543	—	543
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of KAR Auction Services, Inc.	6,267	—	6,267
Goldman Sachs & Co.		(18)	Pay or receive amounts based on market value fluctuation of Kate Spade & Co.	11,265	—	11,265
Goldman Sachs & Co.		(24)	Pay or receive amounts based on market value fluctuation of KBR, Inc.	(20,469)	—	(20,469)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Kellogg Co.	1,033	—	1,033
Goldman Sachs & Co.		(6)	Pay or receive amounts based on market value fluctuation of Kennametal, Inc.	(2,523)	—	(2,523)
Goldman Sachs & Co.	EUR	1	Pay or receive amounts based on market value fluctuation of Kering	3,401	—	3,401

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of KeyCorp	$(773)	$—	$(773)
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of Keysight Technologies, Inc.	(10,247)	—	(10,247)
Goldman Sachs & Co.		(11)	Pay or receive amounts based on market value fluctuation of Kinder Morgan, Inc.	(5,063)	—	(5,063)
Goldman Sachs & Co.	GBP	47	Pay or receive amounts based on market value fluctuation of Kingfisher PLC	(11,472)	—	(11,472)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of KLA-Tencor Corp.	353	—	353
Goldman Sachs & Co.		(9)	Pay or receive amounts based on market value fluctuation of KLX, Inc.	15,232	—	15,232
Goldman Sachs & Co.		(10)	Pay or receive amounts based on market value fluctuation of Knowles Corp	1,705	—	1,705
Goldman Sachs & Co.		(41)	Pay or receive amounts based on market value fluctuation of Kosmos Energy Ltd.	(33,166)	—	(33,166)
Goldman Sachs & Co.		(15)	Pay or receive amounts based on market value fluctuation of L Brands, Inc.	60,849	—	60,849
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of L3 Technologies, Inc.	(16,004)	—	(16,004)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Laboratory Corp. of America Holdings	(179)	—	(179)
Goldman Sachs & Co.	EUR	6	Pay or receive amounts based on market value fluctuation of Lagardere SCA	11,160	—	11,160
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Landstar System, Inc.	726	—	726
Goldman Sachs & Co.		(13)	Pay or receive amounts based on market value fluctuation of Laredo Petroleum, Inc.	(14,363)	—	(14,363)
Goldman Sachs & Co.		7	Pay or receive amounts based on market value fluctuation of Lear Corp.	(22,597)	—	(22,597)
Goldman Sachs & Co.		(7)	Pay or receive amounts based on market value fluctuation of Legg Mason, Inc.	(2,185)	—	(2,185)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Lennox International, Inc.	(2,630)	—	(2,630)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Liberty Global PLC	678	—	678
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Liberty Global PLC	1,335	—	1,335

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Liberty Interactive Corp. QVC Group	$(19)	$—	$(19)
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of LifePoint Health, Inc.	(7,405)	—	(7,405)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Lincoln Electric Holdings, Inc.	(523)	—	(523)
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of Lincoln National Corp.	(14,583)	—	(14,583)
Goldman Sachs & Co.		(14)	Pay or receive amounts based on market value fluctuation of Lions Gate Entertainment Corp.	(10,006)	—	(10,006)
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of LivaNova PLC	2,367	—	2,367
Goldman Sachs & Co.		(11)	Pay or receive amounts based on market value fluctuation of Live Nation Entertainment, Inc.	(11,926)	—	(11,926)
Goldman Sachs & Co.	GBP	172	Pay or receive amounts based on market value fluctuation of Lloyds Banking Group PLC	(1,728)	—	(1,728)
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Lockheed Martin Corp.	(7,437)	—	(7,437)
Goldman Sachs & Co.		(6)	Pay or receive amounts based on market value fluctuation of Loews Corp.	2,508	—	2,508
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of LogMeIn, Inc.	297	—	297
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Lowe’s Cos., Inc.	459	—	459
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of LPL Financial Holdings, Inc.	1,560	—	1,560
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of LSC Communications, Inc.	4,162	—	4,162
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Lululemon Athletica, Inc.	17,342	—	17,342
Goldman Sachs & Co.	EUR	— (r)	Pay or receive amounts based on market value fluctuation of LVMH Moet Hennessy Louis Vuitton SE	1,392	—	1,392
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of LyondellBasell Industries NV	6,131	—	6,131
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of M&T Bank Corp.	(15,758)	—	(15,758)
Goldman Sachs & Co.		(6)	Pay or receive amounts based on market value fluctuation of Macy’s, Inc.	5,532	—	5,532

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of Madison Square Garden Co. (The)	$(1,900)	$—	$(1,900)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Mallinckrodt PLC	(3,385)	—	(3,385)
Goldman Sachs & Co.	GBP	(114)	Pay or receive amounts based on market value fluctuation of Man Group PLC	(1,564)	—	(1,564)
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Manhattan Associates, Inc.	(629)	—	(629)
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of ManpowerGroup, Inc.	(4,111)	—	(4,111)
Goldman Sachs & Co.	EUR	25	Pay or receive amounts based on market value fluctuation of Mapfre SA	1,683	—	1,683
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Marathon Oil Corp.	753	—	753
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Markel Corp.	2,396	—	2,396
Goldman Sachs & Co.	GBP	6	Pay or receive amounts based on market value fluctuation of Marks & Spencer Group PLC	619	—	619
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of Marvell Technology Group Ltd.	(5,127)	—	(5,127)
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of Masco Corp.	1,066	—	1,066
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Mastercard, Inc.	257	—	257
Goldman Sachs & Co.		(25)	Pay or receive amounts based on market value fluctuation of Mattel, Inc.	1,259	—	1,259
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of McKesson Corp.	578	—	578
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of MDU Resources Group, Inc.	463	—	463
Goldman Sachs & Co.	EUR	(2)	Pay or receive amounts based on market value fluctuation of Mediaset Espana Comunicacion SA	(635)	—	(635)
Goldman Sachs & Co.	GBP	(18)	Pay or receive amounts based on market value fluctuation of Mediclinic International PLC	12,593	—	12,593
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of MEDNAX, Inc.	1,985	—	1,985
Goldman Sachs & Co.	GBP	3	Pay or receive amounts based on market value fluctuation of Meggitt PLC	(72)	—	(72)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.	EUR	(3)	Pay or receive amounts based on market value fluctuation of Melia Hotels International SA	$(989)	$—	$(989)
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of MercadoLibre, Inc.	(245)	—	(245)
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of Merck & Co., Inc.	(1,757)	—	(1,757)
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of Mercury General Corp.	(3,744)	—	(3,744)
Goldman Sachs & Co.		7	Pay or receive amounts based on market value fluctuation of Meredith Corp.	15,455	—	15,455
Goldman Sachs & Co.	GBP	(12)	Pay or receive amounts based on market value fluctuation of Merlin Entertainments PLC	707	—	707
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of MetLife, Inc.	(1,936)	—	(1,936)
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of MGM Resorts International	(302)	—	(302)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Michael Kors Holdings Ltd.	136	—	136
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Michaels Cos., Inc. (The)	(198)	—	(198)
Goldman Sachs & Co.	GBP	10	Pay or receive amounts based on market value fluctuation of Micro Focus International PLC	10,178	—	10,178
Goldman Sachs & Co.		8	Pay or receive amounts based on market value fluctuation of Micron Technology, Inc.	24,487	—	24,487
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Microsoft Corp.	3,172	—	3,172
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Middleby Corp. (The)	3,161	—	3,161
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Minerals Technologies, Inc.	656	—	656
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Molson Coors Brewing Co.	(7,017)	—	(7,017)
Goldman Sachs & Co.		(5)	Pay or receive amounts based on market value fluctuation of Mondelez International, Inc.	8,874	—	8,874
Goldman Sachs & Co.	GBP	12	Pay or receive amounts based on market value fluctuation of Mondi PLC	(1,206)	—	(1,206)
Goldman Sachs & Co.	GBP	23	Pay or receive amounts based on market value fluctuation of Moneysupermarket.com Group PLC	(4,930)	—	(4,930)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Monolithic Power Systems, Inc.	$176	$—	$176
Goldman Sachs & Co.		(6)	Pay or receive amounts based on market value fluctuation of Monster Beverage Corp.	1,692	—	1,692
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of Morgan Stanley	(12,537)	—	(12,537)
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Mosaic Co. (The)	(9)	—	(9)
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of MSC Industrial Direct Co., Inc.	2,376	—	2,376
Goldman Sachs & Co.		7	Pay or receive amounts based on market value fluctuation of Murphy Oil Corp.	9,898	—	9,898
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of Murphy USA, Inc.	13,009	—	13,009
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of Mylan NV	4,682	—	4,682
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of Nabors Industries Ltd.	1,743	—	1,743
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Nasdaq, Inc.	(4,389)	—	(4,389)
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of National Fuel Gas Co.	3,191	—	3,191
Goldman Sachs & Co.	GBP	(7)	Pay or receive amounts based on market value fluctuation of National Grid PLC	(2,609)	—	(2,609)
Goldman Sachs & Co.		(6)	Pay or receive amounts based on market value fluctuation of National Instruments Corp.	(379)	—	(379)
Goldman Sachs & Co.		(6)	Pay or receive amounts based on market value fluctuation of National Oilwell Varco, Inc.	(4,384)	—	(4,384)
Goldman Sachs & Co.	EUR	(30)	Pay or receive amounts based on market value fluctuation of Natixis SA	(3,452)	—	(3,452)
Goldman Sachs & Co.		13	Pay or receive amounts based on market value fluctuation of Navient Corp.	(2,957)	—	(2,957)
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of NCR Corp.	3,260	—	3,260
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of NetApp, Inc.	(270)	—	(270)
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of Netflix, Inc.	(4,706)	—	(4,706)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of NetScout Systems, Inc.	$(1,949)	$—	$(1,949)
Goldman Sachs & Co.		(12)	Pay or receive amounts based on market value fluctuation of Neurocrine Biosciences, Inc.	13,902	—	13,902
Goldman Sachs & Co.		10	Pay or receive amounts based on market value fluctuation of NeuStar, Inc.	2,011	—	2,011
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of New Jersey Resources Corp.	(1,563)	—	(1,563)
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of New York Times Co. (The)	943	—	943
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of Newell Brands, Inc.	3,625	—	3,625
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of Newfield Exploration Co.	(3,664)	—	(3,664)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of NewMarket Corp.	(8)	—	(8)
Goldman Sachs & Co.		(10)	Pay or receive amounts based on market value fluctuation of Newmont Mining Corp.	(1,205)	—	(1,205)
Goldman Sachs & Co.		(16)	Pay or receive amounts based on market value fluctuation of News Corp.	(5,740)	—	(5,740)
Goldman Sachs & Co.	GBP	(2)	Pay or receive amounts based on market value fluctuation of Next PLC	(10,524)	—	(10,524)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of NextEra Energy, Inc.	(906)	—	(906)
Goldman Sachs & Co.		(6)	Pay or receive amounts based on market value fluctuation of Nielsen Holdings PLC	7,924	—	7,924
Goldman Sachs & Co.		(8)	Pay or receive amounts based on market value fluctuation of NIKE, Inc.	17,028	—	17,028
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of NiSource, Inc.	(729)	—	(729)
Goldman Sachs & Co.		(61)	Pay or receive amounts based on market value fluctuation of Noble Corp. PLC	(19,670)	—	(19,670)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Noble Energy, Inc.	(223)	—	(223)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Nordson Corp.	(1,825)	—	(1,825)
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of Nordstrom, Inc.	(10,778)	—	(10,778)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Norfolk Southern Corp.	$(7,190)	$—	$(7,190)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Northern Trust Corp.	(1,827)	—	(1,827)
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of Northrop Grumman Corp.	(27,518)	—	(27,518)
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Norwegian Cruise Line Holdings Ltd.	704	—	704
Goldman Sachs & Co.		(18)	Pay or receive amounts based on market value fluctuation of NOW, Inc.	(2,333)	—	(2,333)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Nu Skin Enterprises, Inc.	2,720	—	2,720
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Nucor Corp.	(6,405)	—	(6,405)
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of NuVasive, Inc.	1,541	—	1,541
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of NVIDIA Corp.	3,804	—	3,804
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of NVR, Inc.	4,353	—	4,353
Goldman Sachs & Co.	EUR	(5)	Pay or receive amounts based on market value fluctuation of Obrascon Huarte Lain SA	(600)	—	(600)
Goldman Sachs & Co.		(11)	Pay or receive amounts based on market value fluctuation of Occidental Petroleum Corp.	8,131	—	8,131
Goldman Sachs & Co.		(47)	Pay or receive amounts based on market value fluctuation of Office Depot, Inc.	4,429	—	4,429
Goldman Sachs & Co.		(9)	Pay or receive amounts based on market value fluctuation of OGE Energy Corp.	16,484	—	16,484
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Old Dominion Freight Line, Inc.	(5,242)	—	(5,242)
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of Olin Corp.	576	—	576
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Omnicom Group, Inc.	3,240	—	3,240
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of ONE Gas, Inc.	1,302	—	1,302
Goldman Sachs & Co.		(6)	Pay or receive amounts based on market value fluctuation of OneMain Holdings, Inc.	9,217	—	9,217

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of Opko Health, Inc.	$475	$—	$475
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of Oracle Corp.	(5,263)	—	(5,263)
Goldman Sachs & Co.	EUR	3	Pay or receive amounts based on market value fluctuation of Orange SA	(929)	—	(929)
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Orbital ATK, Inc.	(6,243)	—	(6,243)
Goldman Sachs & Co.		10	Pay or receive amounts based on market value fluctuation of Oshkosh Corp.	(16,985)	—	(16,985)
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of Owens Corning	(3,799)	—	(3,799)
Goldman Sachs & Co.		(7)	Pay or receive amounts based on market value fluctuation of Owens-Illinois, Inc.	74	—	74
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of PACCAR, Inc.	(3,429)	—	(3,429)
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of Packaging Corp. of America	(2,697)	—	(2,697)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of PacWest Bancorp	821	—	821
Goldman Sachs & Co.		(6)	Pay or receive amounts based on market value fluctuation of Palo Alto Networks, Inc.	20,192	—	20,192
Goldman Sachs & Co.		(28)	Pay or receive amounts based on market value fluctuation of Pandora Media, Inc.	(9,245)	—	(9,245)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Panera Bread Co.	(3,005)	—	(3,005)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Papa John’s International, Inc.	735	—	735
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of PAREXEL International Corp.	(80)	—	(80)
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of Parker-Hannifin Corp.	4,272	—	4,272
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of Parsley Energy, Inc.	(1,966)	—	(1,966)
Goldman Sachs & Co.		(6)	Pay or receive amounts based on market value fluctuation of Patheon NV	5,604	—	5,604
Goldman Sachs & Co.		(6)	Pay or receive amounts based on market value fluctuation of Patterson Cos., Inc.	1,464	—	1,464

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of Patterson-UTI Energy, Inc.	$5,110	$—	$5,110
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of PayPal Holdings, Inc.	28	—	28
Goldman Sachs & Co.	GBP	12	Pay or receive amounts based on market value fluctuation of Paysafe Group PLC	1,811	—	1,811
Goldman Sachs & Co.		(7)	Pay or receive amounts based on market value fluctuation of PBF Energy, Inc.	(1,793)	—	(1,793)
Goldman Sachs & Co.	GBP	(29)	Pay or receive amounts based on market value fluctuation of Pennon Group PLC	(5,738)	—	(5,738)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Penske Automotive Group, Inc.	(3,012)	—	(3,012)
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of Pentair PLC	144	—	144
Goldman Sachs & Co.		(5)	Pay or receive amounts based on market value fluctuation of Perrigo Co. PLC	17,086	—	17,086
Goldman Sachs & Co.	GBP	(20)	Pay or receive amounts based on market value fluctuation of Petrofac Ltd.	(1,867)	—	(1,867)
Goldman Sachs & Co.	EUR	17	Pay or receive amounts based on market value fluctuation of Peugeot SA	(1,269)	—	(1,269)
Goldman Sachs & Co.		21	Pay or receive amounts based on market value fluctuation of Pfizer, Inc.	(2,269)	—	(2,269)
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of PG&E Corp.	(1,305)	—	(1,305)
Goldman Sachs & Co.		20	Pay or receive amounts based on market value fluctuation of Pilgrim’s Pride Corp.	14,272	—	14,272
Goldman Sachs & Co.		7	Pay or receive amounts based on market value fluctuation of Pinnacle West Capital Corp.	1,070	—	1,070
Goldman Sachs & Co.		(17)	Pay or receive amounts based on market value fluctuation of Pitney Bowes, Inc.	(4,557)	—	(4,557)
Goldman Sachs & Co.		(31)	Pay or receive amounts based on market value fluctuation of Platform Specialty Products Corp.	2,192	—	2,192
Goldman Sachs & Co.	GBP	20	Pay or receive amounts based on market value fluctuation of Playtech PLC	5,912	—	5,912
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of PNC Financial Services Group, Inc. (The)	(19,531)	—	(19,531)
Goldman Sachs & Co.		(8)	Pay or receive amounts based on market value fluctuation of PNM Resources, Inc.	2,300	—	2,300

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of PolyOne Corp.	$18	$—	$18
Goldman Sachs & Co.		7	Pay or receive amounts based on market value fluctuation of Popular, Inc.	(275)	—	(275)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Post Holdings, Inc.	(408)	—	(408)
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of PPL Corp.	(1,350)	—	(1,350)
Goldman Sachs & Co.		(9)	Pay or receive amounts based on market value fluctuation of Premier, Inc.	(6,304)	—	(6,304)
Goldman Sachs & Co.		(5)	Pay or receive amounts based on market value fluctuation of Prestige Brands Holdings, Inc.	7,587	—	7,587
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of ProAssurance Corp.	1,253	—	1,253
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Procter & Gamble Co. (The)	(1,103)	—	(1,103)
Goldman Sachs & Co.		(5)	Pay or receive amounts based on market value fluctuation of PTC, Inc.	18,411	—	18,411
Goldman Sachs & Co.		22	Pay or receive amounts based on market value fluctuation of Public Service Enterprise Group, Inc.	(8,382)	—	(8,382)
Goldman Sachs & Co.	EUR	2	Pay or receive amounts based on market value fluctuation of Publicis Groupe SA	5,915	—	5,915
Goldman Sachs & Co.		16	Pay or receive amounts based on market value fluctuation of PulteGroup, Inc.	(2,639)	—	(2,639)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of PVH Corp.	6,165	—	6,165
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of QEP Resources, Inc.	(639)	—	(639)
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Qiagen N.V.	(768)	—	(768)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Qorvo, Inc.	552	—	552
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of QUALCOMM, Inc.	(1,189)	—	(1,189)
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of Quanta Services, Inc.	(830)	—	(830)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Quest Diagnostics, Inc.	(542)	—	(542)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		1		Pay or receive amounts based on market value fluctuation of Quintiles IMS Holdings, Inc.	$(936)	$—	$(936)
Goldman Sachs & Co.		(4)		Pay or receive amounts based on market value fluctuation of Ralph Lauren Corp.	(3,279)	—	(3,279)
Goldman Sachs & Co.		(8)		Pay or receive amounts based on market value fluctuation of Range Resources Corp.	(13,480)	—	(13,480)
Goldman Sachs & Co.		2		Pay or receive amounts based on market value fluctuation of Raymond James Financial, Inc.	(3,564)	—	(3,564)
Goldman Sachs & Co.		5		Pay or receive amounts based on market value fluctuation of Raytheon Co.	(20,504)	—	(20,504)
Goldman Sachs & Co.	GBP	—	(r)	Pay or receive amounts based on market value fluctuation of Reckitt Benckiser Group PLC	(586)	—	(586)
Goldman Sachs & Co.	EUR	(8)		Pay or receive amounts based on market value fluctuation of Red Electrica Corp. SA	(6,779)	—	(6,779)
Goldman Sachs & Co.		—	(r)	Pay or receive amounts based on market value fluctuation of Red Hat, Inc.	(1,331)	—	(1,331)
Goldman Sachs & Co.		2		Pay or receive amounts based on market value fluctuation of Regal Beloit Corp.	746	—	746
Goldman Sachs & Co.		—	(r)	Pay or receive amounts based on market value fluctuation of Regeneron Pharmaceuticals, Inc.	(751)	—	(751)
Goldman Sachs & Co.		15		Pay or receive amounts based on market value fluctuation of Regions Financial Corp.	(7,808)	—	(7,808)
Goldman Sachs & Co.		7		Pay or receive amounts based on market value fluctuation of Reinsurance Group of America, Inc.	(20,721)	—	(20,721)
Goldman Sachs & Co.		4		Pay or receive amounts based on market value fluctuation of Reliance Steel & Aluminum Co.	(9,180)	—	(9,180)
Goldman Sachs & Co.	EUR	—	(r)	Pay or receive amounts based on market value fluctuation of Remy Cointreau SA	(851)	—	(851)
Goldman Sachs & Co.		1		Pay or receive amounts based on market value fluctuation of RenaissanceRe Holdings Ltd.	(3,622)	—	(3,622)
Goldman Sachs & Co.	EUR	38		Pay or receive amounts based on market value fluctuation of Repsol SA	(3,409)	—	(3,409)
Goldman Sachs & Co.		7		Pay or receive amounts based on market value fluctuation of Republic Services, Inc.	(4,046)	—	(4,046)
Goldman Sachs & Co.		(6)		Pay or receive amounts based on market value fluctuation of RH CMN	(55,924)	—	(55,924)
Goldman Sachs & Co.		4		Pay or receive amounts based on market value fluctuation of Rice Energy, Inc.	11,002	—	11,002

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.	GBP	(3)	Pay or receive amounts based on market value fluctuation of Rio Tinto PLC	$10,550	$—	$10,550
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Rockwell Automation, Inc.	(108)	—	(108)
Goldman Sachs & Co.	GBP	(28)	Pay or receive amounts based on market value fluctuation of Rolls-Royce Holdings PLC	6,518	—	6,518
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of Roper Technologies, Inc.	8,753	—	8,753
Goldman Sachs & Co.	GBP	(27)	Pay or receive amounts based on market value fluctuation of Rotork PLC	5,071	—	5,071
Goldman Sachs & Co.		32	Pay or receive amounts based on market value fluctuation of Rowan Cos. PLC	18,293	—	18,293
Goldman Sachs & Co.	GBP	(118)	Pay or receive amounts based on market value fluctuation of Royal Bank of Scotland Group PLC	2,657	—	2,657
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Royal Caribbean Cruises Ltd.	473	—	473
Goldman Sachs & Co.	GBP	(5)	Pay or receive amounts based on market value fluctuation of Royal Dutch Shell PLC	(594)	—	(594)
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of Royal Gold, Inc.	(18,610)	—	(18,610)
Goldman Sachs & Co.	GBP	70	Pay or receive amounts based on market value fluctuation of Royal Mail PLC	9,684	—	9,684
Goldman Sachs & Co.	GBP	14	Pay or receive amounts based on market value fluctuation of RPC Group PLC	(24,401)	—	(24,401)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of RPM International, Inc.	(1,378)	—	(1,378)
Goldman Sachs & Co.		(12)	Pay or receive amounts based on market value fluctuation of RR Donnelley & Sons Co.	19,190	—	19,190
Goldman Sachs & Co.	GBP	(11)	Pay or receive amounts based on market value fluctuation of RSA Insurance Group PLC	357	—	357
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of Ryder System, Inc.	1,209	—	1,209
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of Sabre Corp.	2,589	—	2,589
Goldman Sachs & Co.	GBP	3	Pay or receive amounts based on market value fluctuation of Sage Group PLC (The)	(275)	—	(275)
Goldman Sachs & Co.		(6)	Pay or receive amounts based on market value fluctuation of salesforce.com, Inc.	3,148	—	3,148

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		(10)	Pay or receive amounts based on market value fluctuation of Sally Beauty Holdings, Inc.	$2,420	$—	$2,420
Goldman Sachs & Co.	EUR	5	Pay or receive amounts based on market value fluctuation of Sanofi	9,834	—	9,834
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of SCANA Corp.	(13,492)	—	(13,492)
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Schlumberger Ltd.	1,260	—	1,260
Goldman Sachs & Co.	EUR	1	Pay or receive amounts based on market value fluctuation of Schneider Electric SE	2,038	—	2,038
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of Science Applications International Corp.	(64,659)	—	(64,659)
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of Scripps Networks Interactive, Inc.	(3,079)	—	(3,079)
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Seagate Technology PLC	(1,666)	—	(1,666)
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of Sealed Air Corp.	8,028	—	8,028
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of Seattle Genetics, Inc.	16,884	—	16,884
Goldman Sachs & Co.	EUR	1	Pay or receive amounts based on market value fluctuation of SEB SA	6,789	—	6,789
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of SEI Investments Co.	2,087	—	2,087
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of Sempra Energy	626	—	626
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of Sensata Technologies Holding NV	1,078	—	1,078
Goldman Sachs & Co.	GBP	(64)	Pay or receive amounts based on market value fluctuation of Serco Group PLC	1,201	—	1,201
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of ServiceMaster Global Holdings, Inc.	(2,263)	—	(2,263)
Goldman Sachs & Co.		(6)	Pay or receive amounts based on market value fluctuation of ServiceNow, Inc.	7,527	—	7,527
Goldman Sachs & Co.	GBP	(1)	Pay or receive amounts based on market value fluctuation of Severn Trent PLC	(37)	—	(37)
Goldman Sachs & Co.	EUR	(4)	Pay or receive amounts based on market value fluctuation of SFR Group SA	(3,896)	—	(3,896)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.	GBP	1	Pay or receive amounts based on market value fluctuation of Shire PLC	$(2,246)	$—	$(2,246)
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Signature Bank	7,369	—	7,369
Goldman Sachs & Co.		(5)	Pay or receive amounts based on market value fluctuation of Signet Jewelers Ltd.	(5,271)	—	(5,271)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Silgan Holdings, Inc.	(1,926)	—	(1,926)
Goldman Sachs & Co.		(29)	Pay or receive amounts based on market value fluctuation of Sirius XM Holdings, Inc.	6,098	—	6,098
Goldman Sachs & Co.		(6)	Pay or receive amounts based on market value fluctuation of Six Flags Entertainment Corp.	(691)	—	(691)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Skechers U.S.A., Inc.	(388)	—	(388)
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Skyworks Solutions, Inc.	149	—	149
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of SM Energy Co.	(9,873)	—	(9,873)
Goldman Sachs & Co.	GBP	(4)	Pay or receive amounts based on market value fluctuation of Smith & Nephew PLC	1,278	—	1,278
Goldman Sachs & Co.	GBP	4	Pay or receive amounts based on market value fluctuation of Smiths Group PLC	2,049	—	2,049
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Snap-on, Inc.	(6,656)	—	(6,656)
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of Snyder’s-Lance, Inc.	1,050	—	1,050
Goldman Sachs & Co.	EUR	2	Pay or receive amounts based on market value fluctuation of Societe Generale SA	827	—	827
Goldman Sachs & Co.	EUR	2	Pay or receive amounts based on market value fluctuation of Sodexo SA	10,586	—	10,586
Goldman Sachs & Co.		7	Pay or receive amounts based on market value fluctuation of Sonoco Products Co.	(2,000)	—	(2,000)
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of Sotheby’s	7,289	—	7,289
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of Southwest Airlines Co.	3,246	—	3,246
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of Southwest Gas Holdings, Inc.	2,437	—	2,437

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		(13)	Pay or receive amounts based on market value fluctuation of Southwestern Energy Co.	$(7,162)	$—	$(7,162)
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Spectrum Brands Holdings, Inc.	(5,488)	—	(5,488)
Goldman Sachs & Co.	GBP	— (r)	Pay or receive amounts based on market value fluctuation of Spirax-Sarco Engineering PLC	142	—	142
Goldman Sachs & Co.		12	Pay or receive amounts based on market value fluctuation of Spirit AeroSystems Holdings, Inc.	(17,551)	—	(17,551)
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Spirit Airlines, Inc.	6,601	—	6,601
Goldman Sachs & Co.		(9)	Pay or receive amounts based on market value fluctuation of Splunk, Inc.	758	—	758
Goldman Sachs & Co.		(33)	Pay or receive amounts based on market value fluctuation of Sprouts Farmers Market, Inc.	(35,912)	—	(35,912)
Goldman Sachs & Co.		(26)	Pay or receive amounts based on market value fluctuation of Square, Inc.	—	—	—
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of SS&C Technologies Holdings, Inc.	2,119	—	2,119
Goldman Sachs & Co.	GBP	10	Pay or receive amounts based on market value fluctuation of SSE PLC	(3,651)	—	(3,651)
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of Stanley Black & Decker, Inc.	5,586	—	5,586
Goldman Sachs & Co.		(17)	Pay or receive amounts based on market value fluctuation of Staples, Inc.	3,850	—	3,850
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of Starbucks Corp.	(7,846)	—	(7,846)
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of State Street Corp.	5,257	—	5,257
Goldman Sachs & Co.		8	Pay or receive amounts based on market value fluctuation of Steel Dynamics, Inc.	(12,735)	—	(12,735)
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of Stericycle, Inc.	4,707	—	4,707
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of STERIS PLC	(673)	—	(673)
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of Stifel Financial Corp.	4,100	—	4,100
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Stryker Corp.	(982)	—	(982)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.	EUR	(17)	Pay or receive amounts based on market value fluctuation of Suez	$(20,290)	$—	$(20,290)
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of SunPower Corp.	1,592	—	1,592
Goldman Sachs & Co.		8	Pay or receive amounts based on market value fluctuation of SunTrust Banks, Inc.	(20,119)	—	(20,119)
Goldman Sachs & Co.		(27)	Pay or receive amounts based on market value fluctuation of Superior Energy Services, Inc.	(23,013)	—	(23,013)
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of SVB Financial Group	10,800	—	10,800
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Symantec Corp.	15	—	15
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Synaptics, Inc.	(2,215)	—	(2,215)
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of Synchrony Financial	(4,021)	—	(4,021)
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of SYNNEX Corp.	(23,267)	—	(23,267)
Goldman Sachs & Co.		7	Pay or receive amounts based on market value fluctuation of Synopsys, Inc.	6,806	—	6,806
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of T. Rowe Price Group, Inc.	(1,250)	—	(1,250)
Goldman Sachs & Co.		(8)	Pay or receive amounts based on market value fluctuation of Tableau Software, Inc.	(3,463)	—	(3,463)
Goldman Sachs & Co.		(8)	Pay or receive amounts based on market value fluctuation of Targa Resources Corp.	(26,185)	—	(26,185)
Goldman Sachs & Co.	GBP	32	Pay or receive amounts based on market value fluctuation of Tate & Lyle PLC	(3,174)	—	(3,174)
Goldman Sachs & Co.	GBP	254	Pay or receive amounts based on market value fluctuation of Taylor Wimpey PLC	(5,084)	—	(5,084)
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of TCF Financial Corp.	(1,056)	—	(1,056)
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of TE Connectivity Ltd.	(5,658)	—	(5,658)
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of Tech Data Corp.	(5,267)	—	(5,267)
Goldman Sachs & Co.	EUR	(16)	Pay or receive amounts based on market value fluctuation of Technicolor SA	(5,326)	—	(5,326)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.	EUR	4	Pay or receive amounts based on market value fluctuation of Tecnicas Reunidas SA	$1,547	$—	$1,547
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of TEGNA, Inc.	(2,295)	—	(2,295)
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Teledyne Technologies, Inc.	(8,290)	—	(8,290)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Teleflex, Inc.	(1,422)	—	(1,422)
Goldman Sachs & Co.	EUR	(28)	Pay or receive amounts based on market value fluctuation of Telefonica SA	3,466	—	3,466
Goldman Sachs & Co.	EUR	2	Pay or receive amounts based on market value fluctuation of Teleperformance	2,893	—	2,893
Goldman Sachs & Co.		(10)	Pay or receive amounts based on market value fluctuation of Tempur Sealy International, Inc.	(5,889)	—	(5,889)
Goldman Sachs & Co.		(23)	Pay or receive amounts based on market value fluctuation of Tenet Healthcare Corp.	5,402	—	5,402
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Teradata Corp.	(338)	—	(338)
Goldman Sachs & Co.	GBP	(156)	Pay or receive amounts based on market value fluctuation of Tesco PLC	3,421	—	3,421
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Tesla, Inc.	(4,217)	—	(4,217)
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of Texas Instruments, Inc.	(7,075)	—	(7,075)
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of Texas Roadhouse, Inc.	1,925	—	1,925
Goldman Sachs & Co.		9	Pay or receive amounts based on market value fluctuation of Textron, Inc.	(1,315)	—	(1,315)
Goldman Sachs & Co.	EUR	5	Pay or receive amounts based on market value fluctuation of Thales SA	7,994	—	7,994
Goldman Sachs & Co.	GBP	(61)	Pay or receive amounts based on market value fluctuation of Thomas Cook Group PLC	2,817	—	2,817
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Thomson Reuters Corp.	(230)	—	(230)
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Thor Industries, Inc.	(6,600)	—	(6,600)
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of Tiffany & Co.	(11,180)	—	(11,180)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		(8)	Pay or receive amounts based on market value fluctuation of Time, Inc.	$(1,648)	$—	$(1,648)
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of Timken Co. (The)	1,186	—	1,186
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of Toll Brothers, Inc.	1,005	—	1,005
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of Torchmark Corp.	(8,562)	—	(8,562)
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of Toro Co. (The)	3,797	—	3,797
Goldman Sachs & Co.	EUR	8	Pay or receive amounts based on market value fluctuation of TOTAL SA	453	—	453
Goldman Sachs & Co.		(5)	Pay or receive amounts based on market value fluctuation of Tractor Supply Co.	11,170	—	11,170
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of TransDigm Group, Inc.	45,767	—	45,767
Goldman Sachs & Co.		7	Pay or receive amounts based on market value fluctuation of Transocean Ltd.	(147)	—	(147)
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of Travelers Cos., Inc. (The)	(13,395)	—	(13,395)
Goldman Sachs & Co.	GBP	3	Pay or receive amounts based on market value fluctuation of Travis Perkins PLC	1,176	—	1,176
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of TreeHouse Foods, Inc.	8,779	—	8,779
Goldman Sachs & Co.		(19)	Pay or receive amounts based on market value fluctuation of TRI Pointe Group, Inc.	3,545	—	3,545
Goldman Sachs & Co.		(7)	Pay or receive amounts based on market value fluctuation of Trimble, Inc.	(2,082)	—	(2,082)
Goldman Sachs & Co.		10	Pay or receive amounts based on market value fluctuation of Trinity Industries, Inc.	(7,941)	—	(7,941)
Goldman Sachs & Co.		(7)	Pay or receive amounts based on market value fluctuation of TripAdvisor, Inc.	798	—	798
Goldman Sachs & Co.		(9)	Pay or receive amounts based on market value fluctuation of Triumph Group, Inc.	(3,253)	—	(3,253)
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Trustmark Corp.	(2,074)	—	(2,074)
Goldman Sachs & Co.	GBP	8	Pay or receive amounts based on market value fluctuation of TUI AG	(3,437)	—	(3,437)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of Twenty-First Century Fox, Inc.	$6,614	$—	$6,614
Goldman Sachs & Co.		(17)	Pay or receive amounts based on market value fluctuation of Twitter, Inc.	2,158	—	2,158
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of Tyler Technologies, Inc.	2,911	—	2,911
Goldman Sachs & Co.		9	Pay or receive amounts based on market value fluctuation of Tyson Foods, Inc.	(1,213)	—	(1,213)
Goldman Sachs & Co.		11	Pay or receive amounts based on market value fluctuation of U.S. Bancorp	(36,321)	—	(36,321)
Goldman Sachs & Co.	EUR	3	Pay or receive amounts based on market value fluctuation of Ubisoft Entertainment SA	8,407	—	8,407
Goldman Sachs & Co.	GBP	2	Pay or receive amounts based on market value fluctuation of UBM PLC	173	—	173
Goldman Sachs & Co.		11	Pay or receive amounts based on market value fluctuation of UGI Corp.	2,659	—	2,659
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of Ultimate Software Group, Inc. (The)	(1,034)	—	(1,034)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of UMB Financial Corp.	(1,117)	—	(1,117)
Goldman Sachs & Co.		(11)	Pay or receive amounts based on market value fluctuation of Under Armour, Inc.	(4,593)	—	(4,593)
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of Union Pacific Corp.	(282)	—	(282)
Goldman Sachs & Co.		8	Pay or receive amounts based on market value fluctuation of United Continental Holdings, Inc.	29,483	—	29,483
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of United Parcel Service, Inc.	(1,560)	—	(1,560)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of United Rentals, Inc.	(74)	—	(74)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of United Technologies Corp.	(823)	—	(823)
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of United Therapeutics Corp.	(36,147)	—	(36,147)
Goldman Sachs & Co.	GBP	(20)	Pay or receive amounts based on market value fluctuation of United Utilities Group PLC	1,386	—	1,386
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of UnitedHealth Group, Inc.	(10,549)	—	(10,549)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Universal Health Services, Inc.	$1,460	$—	$1,460
Goldman Sachs & Co.		7	Pay or receive amounts based on market value fluctuation of Unum Group	(6,474)	—	(6,474)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Urban Outfitters, Inc.	215	—	215
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of USG Corp.	5,165	—	5,165
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Vail Resorts, Inc.	(1,409)	—	(1,409)
Goldman Sachs & Co.	EUR	2	Pay or receive amounts based on market value fluctuation of Valeo SA	3,009	—	3,009
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Valero Energy Corp.	(8,099)	—	(8,099)
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of Validus Holdings Ltd.	(1,137)	—	(1,137)
Goldman Sachs & Co.		(20)	Pay or receive amounts based on market value fluctuation of Valley National Bancorp	9,151	—	9,151
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Varex Imaging Corp.	1,279	—	1,279
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Varian Medical Systems, Inc.	(103)	—	(103)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Vectren Corp.	580	—	580
Goldman Sachs & Co.		(6)	Pay or receive amounts based on market value fluctuation of Veeva Systems, Inc.	(8,657)	—	(8,657)
Goldman Sachs & Co.	EUR	(22)	Pay or receive amounts based on market value fluctuation of Veolia Environnement SA	(31,874)	—	(31,874)
Goldman Sachs & Co.		(22)	Pay or receive amounts based on market value fluctuation of VeriFone Systems, Inc.	5,958	—	5,958
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Verizon Communications, Inc.	1,118	—	1,118
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of Vertex Pharmaceuticals, Inc.	(54,765)	—	(54,765)
Goldman Sachs & Co.		(5)	Pay or receive amounts based on market value fluctuation of VF Corp.	(4,894)	—	(4,894)
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of ViaSat Inc	5,284	—	5,284

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		16	Pay or receive amounts based on market value fluctuation of Vishay Intertechnology, Inc.	$1,618	$—	$1,618
Goldman Sachs & Co.		(8)	Pay or receive amounts based on market value fluctuation of Vista Outdoor, Inc.	2,371	—	2,371
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of Visteon Corp.	2,859	—	2,859
Goldman Sachs & Co.	EUR	(6)	Pay or receive amounts based on market value fluctuation of Vivendi SA	(7,491)	—	(7,491)
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of VMware, Inc.	(1,915)	—	(1,915)
Goldman Sachs & Co.	GBP	(131)	Pay or receive amounts based on market value fluctuation of Vodafone Group PLC	5,436	—	5,436
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of VWR Corp.	98	—	98
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of W.R. Berkley Corp.	(630)	—	(630)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of W.W. Grainger, Inc.	(5,807)	—	(5,807)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of WABCO Holdings, Inc.	(202)	—	(202)
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Waddell & Reed Financial, Inc.	248	—	248
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Walgreens Boots Alliance, Inc.	598	—	598
Goldman Sachs & Co.		8	Pay or receive amounts based on market value fluctuation of Wal-Mart Stores, Inc.	16,517	—	16,517
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Walt Disney Co. (The)	2,313	—	2,313
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Waste Connections, Inc.	219	—	219
Goldman Sachs & Co.		9	Pay or receive amounts based on market value fluctuation of Waste Management, Inc.	(5,726)	—	(5,726)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Waters Corp.	(141)	—	(141)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Watsco, Inc.	(445)	—	(445)
Goldman Sachs & Co.		(163)	Pay or receive amounts based on market value fluctuation of Weatherford International Ltd.	(81,310)	—	(81,310)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of WebMD Health Corp.	$868	$—	$868
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of WEC Energy Group, Inc.	1,031	—	1,031
Goldman Sachs & Co.	GBP	(4)	Pay or receive amounts based on market value fluctuation of Weir Group PLC (The)	1,121	—	1,121
Goldman Sachs & Co.		(11)	Pay or receive amounts based on market value fluctuation of Welbilt, Inc.	(4,068)	—	(4,068)
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of WellCare Health Plans, Inc.	(24,819)	—	(24,819)
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of Wells Fargo & Co.	(18,791)	—	(18,791)
Goldman Sachs & Co.		(6)	Pay or receive amounts based on market value fluctuation of Wendy’s Co. (The)	(704)	—	(704)
Goldman Sachs & Co.		7	Pay or receive amounts based on market value fluctuation of Werner Enterprises, Inc.	(7,695)	—	(7,695)
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Western Digital Corp.	8,864	—	8,864
Goldman Sachs & Co.		10	Pay or receive amounts based on market value fluctuation of Western Union Co. (The)	(482)	—	(482)
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of WEX, Inc.	6,339	—	6,339
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of WGL Holdings, Inc.	43	—	43
Goldman Sachs & Co.	GBP	6	Pay or receive amounts based on market value fluctuation of WH Smith PLC	1,346	—	1,346
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Whirlpool Corp.	(2,676)	—	(2,676)
Goldman Sachs & Co.	GBP	— (r)	Pay or receive amounts based on market value fluctuation of Whitbread PLC	208	—	208
Goldman Sachs & Co.		(19)	Pay or receive amounts based on market value fluctuation of Whiting Petroleum Corp.	(5,796)	—	(5,796)
Goldman Sachs & Co.	GBP	43	Pay or receive amounts based on market value fluctuation of William Hill PLC	5,740	—	5,740
Goldman Sachs & Co.		(13)	Pay or receive amounts based on market value fluctuation of Williams Cos., Inc. (The)	(12,760)	—	(12,760)
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of Willis Towers Watson PLC	(1,938)	—	(1,938)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		(41)	Pay or receive amounts based on market value fluctuation of WisdomTree Investments Inc	$(1,659)	$—	$(1,659)
Goldman Sachs & Co.	GBP	122	Pay or receive amounts based on market value fluctuation of WM Morrison Supermarkets PLC	2,445	—	2,445
Goldman Sachs & Co.	GBP	2	Pay or receive amounts based on market value fluctuation of Wolseley PLC	(1,752)	—	(1,752)
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of Woodward, Inc.	(4,230)	—	(4,230)
Goldman Sachs & Co.		(7)	Pay or receive amounts based on market value fluctuation of Workday, Inc.	12,109	—	12,109
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of World Fuel Services Corp.	(2,108)	—	(2,108)
Goldman Sachs & Co.	GBP	(86)	Pay or receive amounts based on market value fluctuation of Worldpay Group PLC	(5,202)	—	(5,202)
Goldman Sachs & Co.		7	Pay or receive amounts based on market value fluctuation of Worthington Industries, Inc.	(50,831)	—	(50,831)
Goldman Sachs & Co.	GBP	10	Pay or receive amounts based on market value fluctuation of WPP PLC	8,541	—	8,541
Goldman Sachs & Co.		(36)	Pay or receive amounts based on market value fluctuation of WPX Energy, Inc.	(33,507)	—	(33,507)
Goldman Sachs & Co.		(6)	Pay or receive amounts based on market value fluctuation of WR Grace & Co.	6,677	—	6,677
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of Wyndham Worldwide Corp.	138	—	138
Goldman Sachs & Co.		(5)	Pay or receive amounts based on market value fluctuation of Wynn Resorts Ltd.	(19,934)	—	(19,934)
Goldman Sachs & Co.		14	Pay or receive amounts based on market value fluctuation of Xcel Energy, Inc.	8,155	—	8,155
Goldman Sachs & Co.		51	Pay or receive amounts based on market value fluctuation of Xerox Corp.	(1,017)	—	(1,017)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Xilinx, Inc.	(1,487)	—	(1,487)
Goldman Sachs & Co.		(7)	Pay or receive amounts based on market value fluctuation of XL Group Ltd.	2,293	—	2,293
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Xylem, Inc.	747	—	747
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of Yahoo!, Inc.	518	—	518

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.	(3)	Pay or receive amounts based on market value fluctuation of Yelp, Inc.	$3,551	$—	$3,551
Goldman Sachs & Co.	— (r)	Pay or receive amounts based on market value fluctuation of Yum! Brands, Inc.	13	—	13
Goldman Sachs & Co.	(23)	Pay or receive amounts based on market value fluctuation of Zayo Group Holdings, Inc.	9,069	—	9,069
Goldman Sachs & Co.	(3)	Pay or receive amounts based on market value fluctuation of Zebra Technologies Corp.	(1,363)	—	(1,363)
Goldman Sachs & Co.	(2)	Pay or receive amounts based on market value fluctuation of Zillow Group, Inc.	4,920	—	4,920
Goldman Sachs & Co.	(3)	Pay or receive amounts based on market value fluctuation of Zoetis, Inc.	1,925	—	1,925
Goldman Sachs & Co.	(66)	Pay or receive amounts based on market value fluctuation of Zynga, Inc.	(3,300)	—	(3,300)
JPMorgan Chase	(1,258)	Pay fixed payments on the JPMSCBK4 Index and receive variable payments based on the 3 Month LIBOR +10bps	21,664	—	21,664
JPMorgan Chase	(2,229)	Pay fixed payments on the S5CPGS Index and receive variable payments based on the 3 Month LIBOR +19bps	12,723	—	12,723

			$(649,779)	$(24,654)	$(625,125)

(r)	Less than $500 par.

(1)	Bank of America total return swaps have termination dates 6/30/17 and 8/31/17, respectively.

(2)	BNP Paribas total return swaps have a termination dates of 11/16/17, 1/26/18 and 3/29/18, respectively.

(3)	Citigroup Global Markets total return swaps have a termination date of 2/20/2018.

(4)	Goldman Sachs & Co. total return swaps have a reset or termination dates of 4/17/17, 1/26/18 and 2/17/47, respectively. On the Goldman Sachs & Co. total return swaps, the Portfolio receives or pays the total return on the positions shown in the table above and pays or receives a secified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.

(5)	JP Morgan Chase total return swaps have a termination date of 3/8/18 and 3/15/18, respectively.

(6)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$3,635,705,308	$—	$—

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Level 1	Level 2	Level 3
Common Stocks	$297,652,735	$144,447,622	$121,669
Preferred Stock	35,940	—	—
Rights	31,222	—	41,003
Unaffiliated Exchange Traded Funds	81,766,404	—	—
Unaffiliated Funds	94,653,771	—	—
Warrants	166,153	40,403	—
Asset-Backed Securities
Collateralized Debt Obligations	—	554,657	—
Collateralized Loan Obligations	—	1,560,454	—
Non-Residential Mortgage-Backed Securities	—	9,012,602	999,904
Residential Mortgage-Backed Securities	—	15,082,848	—
Bank Loan	—	—	31,892
Commercial Mortgage-Backed Securities	—	12,033,861	1,026,995
Convertible Bonds	—	4,865	92,170
Corporate Bonds	—	229,528,923	224
Foreign Government Bonds	—	222,685,903	—
Municipal Bonds	—	3,680,151	—
Residential Mortgage-Backed Securities	—	40,293,473	—
U.S. Government Agency Obligations	—	28,594,710	—
U.S. Treasury Obligations	—	716,250,055	—
Certificates of Deposit	—	17,441,702	—
Commercial Paper	—	52,037,855	—
Foreign Treasury Obligations	—	4,949,307	197,939
Options Purchased	370,698	1,071,744	—
Common Stocks - Short	(106,885,656)	(43,881,615)	—
U.S. Government Agency Obligation - Short	—	(1,022,891)	—
Options Written	(776,430)	(490,820)	—
Other Financial Instruments*
Financial Futures Contracts	(358,090)	—	—
Commodity Futures Contracts	(2,070,736)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	1,736,727	—
Centrally Cleared Credit Default Swap Agreements	—	(40,520)	—
OTC Credit Default Swap Agreements	—	(118,729)	—
Centrally Cleared Interest Rate Swap Agreements	—	5,225,701	—
OTC Interest Rate Swap Agreements	—	219,064	—
OTC Total Return Swap Agreements	—	(649,349)	(430)

Total	$4,000,291,319	$1,460,248,703	$2,511,366

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Commodity contracts	$(1,081,241)
Credit contracts	(163,807)
Equity contracts	(1,173,592)
Foreign exchange contracts	1,810,218
Interest rate contracts	5,006,033

Total	$4,397,611

AST ADVANCED STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 92.9%

AFFILIATED MUTUAL FUNDS — 2.9%
AST Goldman Sachs Small-Cap Value Portfolio*	2,318,188	$49,841,034
AST Small-Cap Growth Opportunities Portfolio*	3,319,391	55,168,274
AST Small-Cap Growth Portfolio*	1,457,981	55,388,696
AST Small-Cap Value Portfolio*	3,584,951	95,467,234

TOTAL AFFILIATED MUTUAL FUNDS (cost $193,649,706)(w)		255,865,238

COMMON STOCKS — 49.3%
Aerospace & Defense — 0.8%
BAE Systems PLC (United Kingdom)	3,043,341	24,493,349
Boeing Co. (The)	120,300	21,276,258
Meggitt PLC (United Kingdom)	452,500	2,525,525
Raytheon Co.	61,800	9,424,500
United Technologies Corp.	142,300	15,967,483

		73,687,115

Air Freight & Logistics — 0.6%
Deutsche Post AG (Germany)	148,200	5,071,944
Expeditors International of Washington, Inc.(a)	429,688	24,273,075
Royal Mail PLC (United Kingdom)	446,600	2,378,605
United Parcel Service, Inc. (Class B Stock)	183,420	19,680,966

		51,404,590

Airlines — 0.5%
Air New Zealand Ltd. (New Zealand)	1,979,200	3,412,488
Deutsche Lufthansa AG (Germany)	215,400	3,494,415
easyJet PLC (United Kingdom)	165,800	2,131,645
International Consolidated Airlines Group SA (United Kingdom)	396,900	2,630,385
Japan Airlines Co. Ltd. (Japan)	118,800	3,771,894
Qantas Airways Ltd. (Australia)	1,335,100	3,967,710
Ryanair Holdings PLC (Ireland), ADR*	151,446	12,566,989
Southwest Airlines Co.	259,300	13,939,968

		45,915,494

Auto Components — 0.6%
Adient PLC	100,644	7,313,799
Cie Generale des Etablissements Michelin (France)	50,500	6,136,669
GKN PLC (United Kingdom)	769,940	3,506,889
Keihin Corp. (Japan)	174,400	2,868,318
Showa Corp. (Japan)	178,800	1,521,057
Toyo Tire & Rubber Co. Ltd. (Japan)	123,700	2,227,270
Toyoda Gosei Co. Ltd. (Japan)	117,000	2,984,098
Valeo SA (France)	314,699	20,934,387
Yokohama Rubber Co. Ltd. (The) (Japan)	184,100	3,608,149

		51,100,636

Automobiles — 0.9%
Bayerische Motoren Werke AG (Germany)	53,100	4,844,956
Daimler AG (Germany)	107,900	7,962,993
Fuji Heavy Industries Ltd. (Japan)(a)	334,400	12,265,220
General Motors Co.	176,500	6,241,040
Hero MotoCorp Ltd. (India)	191,609	9,508,254
Isuzu Motors Ltd. (Japan)	323,200	4,280,555

	Shares	Value
COMMON STOCKS (Continued)
Automobiles (cont’d.)
Mazda Motor Corp. (Japan)	259,600	$3,747,298
Nissan Motor Co. Ltd. (Japan)	635,100	6,123,878
Renault SA (France)	47,600	4,135,134
Tata Motors Ltd. (India)	1,469,900	10,542,400
Toyota Motor Corp. (Japan)	53,976	2,929,701
Volkswagen AG (Germany)	29,800	4,452,405

		77,033,834

Banks — 3.8%
ABN AMRO Group NV (Netherlands), CVA, 144A	219,100	5,312,872
Aozora Bank Ltd. (Japan)	357,000	1,317,943
Australia & New Zealand Banking Group Ltd. (Australia)	150,300	3,649,387
Banco Santander SA (Spain)	668,600	4,092,722
Bank Hapoalim BM (Israel)	559,300	3,408,477
Bank of America Corp.	586,400	13,833,176
Barclays PLC (United Kingdom)	761,200	2,148,696
Bendigo & Adelaide Bank Ltd. (Australia)	413,300	3,829,168
BNP Paribas SA (France)	321,926	21,422,330
China Merchants Bank Co. Ltd. (China) (Class H Stock)	4,108,000	10,871,284
Citigroup, Inc.	387,200	23,162,304
Credit Agricole SA (France)	334,600	4,522,692
Danske Bank A/S (Denmark)	200,400	6,832,823
DBS Group Holdings Ltd. (Singapore)	353,200	4,892,490
DNB ASA (Norway)	317,000	5,033,509
Fifth Third Bancorp	954,300	24,239,220
Gunma Bank Ltd. (The) (Japan)	459,000	2,394,570
HSBC Holdings PLC (United Kingdom)	772,800	6,303,599
ING Groep NV (Netherlands)	325,100	4,910,414
JPMorgan Chase & Co.	608,700	53,468,208
Keiyo Bank Ltd. (The) (Japan)	327,000	1,416,728
Lloyds Banking Group PLC (United Kingdom)	5,987,700	4,979,847
Mediobanca SpA (Italy)	218,900	1,973,672
Mitsubishi UFJ Financial Group, Inc. (Japan)	2,863,200	18,035,777
Mizuho Financial Group, Inc. (Japan)	2,654,300	4,872,172
National Australia Bank Ltd. (Australia)	135,200	3,442,513
Nishi-Nippon Financial Holdings, Inc. (Japan)	128,800	1,295,196
Nordea Bank AB (Sweden)	293,400	3,347,353
Resona Holdings, Inc. (Japan)	1,007,500	5,416,196
Societe Generale SA (France)	100,100	5,071,615
Sumitomo Mitsui Financial Group, Inc. (Japan)	122,100	4,444,290
Swedbank AB (Sweden) (Class A Stock)(a)	92,300	2,135,679
Toronto-Dominion Bank (The) (Canada)	275,498	13,799,242
U.S. Bancorp	320,100	16,485,150
Wells Fargo & Co.	658,000	36,624,280

		328,985,594

Beverages — 0.9%
Coca-Cola Co. (The)	570,519	24,212,826
Monster Beverage Corp.*	640,594	29,576,225
PepsiCo, Inc.	191,300	21,398,818

		75,187,869

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology — 0.8%
Alexion Pharmaceuticals, Inc.*	105,197	$12,754,084
Amgen, Inc.	98,609	16,178,779
Gilead Sciences, Inc.	121,600	8,259,072
Regeneron Pharmaceuticals, Inc.*	54,146	20,982,116
Shire PLC	251,535	14,656,183

		72,830,234

Building Products — 0.8%
A.O. Smith Corp.	204,771	10,476,084
Daikin Industries Ltd. (Japan)	154,300	15,559,338
Geberit AG (Switzerland)	27,172	11,708,714
Johnson Controls International PLC	512,241	21,575,591
Kingspan Group PLC (Ireland)	384,879	12,295,026

		71,614,753

Capital Markets — 2.0%
3i Group PLC (United Kingdom)	447,300	4,199,719
Ameriprise Financial, Inc.	145,000	18,803,600
Bank of New York Mellon Corp. (The)	541,700	25,584,491
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	418,572	15,261,135
FactSet Research Systems, Inc.	85,607	14,117,450
Intermediate Capital Group PLC (United Kingdom)	268,711	2,380,253
Invesco Ltd.	277,100	8,487,573
Macquarie Group Ltd. (Australia)	190,955	13,156,175
Man Group PLC (United Kingdom)	1,118,400	2,066,177
Morgan Stanley	804,300	34,456,212
Partners Group Holding AG (Switzerland)	19,783	10,631,647
SEI Investments Co.	445,649	22,478,536
UBS Group AG (Switzerland)	418,200	6,684,765

		178,307,733

Chemicals — 1.2%
Akzo Nobel NV (Netherlands)	41,800	3,460,375
Arkema SA (France)	137,049	13,491,256
Asahi Kasei Corp. (Japan)	565,000	5,489,781
BASF SE (Germany)	60,700	6,010,149
CF Industries Holdings, Inc.(a)	286,000	8,394,100
E.I. du Pont de Nemours & Co.	237,600	19,086,408
Ecolab, Inc.	154,123	19,317,777
Johnson Matthey PLC (United Kingdom)	267,863	10,334,677
Kaneka Corp. (Japan)	250,000	1,869,800
Lintec Corp. (Japan)	103,200	2,203,812
Mitsubishi Gas Chemical Co., Inc. (Japan)	254,600	5,302,903
Solvay SA (Belgium)	23,200	2,830,647
Toagosei Co. Ltd. (Japan)	137,500	1,572,159
Ube Industries Ltd. (Japan)	1,552,000	3,504,964
Yara International ASA (Norway)	101,400	3,905,700

		106,774,508

Commercial Services & Supplies — 0.2%
Downer EDI Ltd. (Australia)	1,016,200	4,497,064
Park24 Co. Ltd. (Japan)	118,800	3,121,374
Programmed Maintenance Services Ltd. (Australia)	703,285	1,007,133
Stericycle, Inc.*	87,160	7,224,692

		15,850,263

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment — 0.8%
Cisco Systems, Inc.	1,970,270	$66,595,126

Construction & Engineering — 0.1%
Astaldi SpA (Italy)(a)	99,700	665,445
Carillion PLC (United Kingdom)(a)	628,000	1,752,010
CIMIC Group Ltd. (Australia)	1	27
Hazama Ando Corp. (Japan)	333,700	2,245,957
Kyowa Exeo Corp. (Japan)(a)	254,600	3,696,266

		8,359,705

Construction Materials — 0.2%
China Resources Cement Holdings Ltd. (Hong Kong)	3,314,000	1,856,188
CSR Ltd. (Australia)	980,600	3,376,962
Fletcher Building Ltd. (New Zealand)	396,400	2,309,247
Sumitomo Osaka Cement Co. Ltd. (Japan)	583,500	2,433,341
Vulcan Materials Co.	78,900	9,505,872

		19,481,610

Consumer Finance — 0.3%
American Express Co.	349,875	27,678,611
Cembra Money Bank AG (Switzerland)*	8,267	683,453

		28,362,064

Containers & Packaging — 0.2%
International Paper Co.	208,700	10,597,786
Smurfit Kappa Group PLC (Ireland)	142,700	3,770,541

		14,368,327

Distributors — 0.0%
Inchcape PLC (United Kingdom)	220,989	2,329,880

Diversified Financial Services — 0.1%
Fuyo General Lease Co. Ltd. (Japan)	44,400	1,993,410
ORIX Corp. (Japan)	725,800	10,772,714

		12,766,124

Diversified Telecommunication Services — 0.5%
BT Group PLC (United Kingdom)	842,200	3,363,000
Nippon Telegraph & Telephone Corp. (Japan)	289,100	12,359,985
Orange SA (France)	321,200	4,986,832
PCCW Ltd. (Hong Kong)	3,801,000	2,242,301
Telia Co. AB (Sweden)	618,300	2,592,124
Verizon Communications, Inc.	383,100	18,676,125

		44,220,367

Electric Utilities — 1.2%
EDP - Energias de Portugal SA (Portugal)	516,500	1,746,375
Enel SpA (Italy)	1,668,700	7,852,035
Entergy Corp.	83,800	6,365,448
Exelon Corp.	571,200	20,551,776
FirstEnergy Corp.	193,329	6,151,729
Iberdrola SA (Spain)	872,400	6,233,223
PG&E Corp.	615,900	40,871,124
Southern Co. (The)	252,900	12,589,362
SSE PLC (United Kingdom)	168,000	3,104,815

		105,465,887

Electrical Equipment — 0.2%
Acuity Brands, Inc.(a)	50,715	10,345,860
Fujikura Ltd. (Japan)	554,000	3,996,881

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment (cont’d.)
TKH Group NV (Netherlands), CVA	56,900	$2,439,586

		16,782,327

Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp. (Class A Stock)	276,449	19,674,875
Enplas Corp. (Japan)	62,900	1,746,009
Hexagon AB (Sweden) (Class B Stock)	281,635	11,303,350
Keyence Corp. (Japan)	36,800	14,763,159
Kingboard Chemical Holdings Ltd. (Hong Kong)	966,600	3,571,150
TE Connectivity Ltd.	176,500	13,158,075
Tongda Group Holdings Ltd. (Hong Kong)	12,390,000	4,373,782

		68,590,400

Energy Equipment & Services — 0.3%
Amec Foster Wheeler PLC (United Kingdom)	130,100	870,096
Schlumberger Ltd.	228,996	17,884,588
Tenaris SA (Luxembourg)	424,706	7,344,193

		26,098,877

Equity Real Estate Investment Trusts (REITs) — 1.6%
Alexandria Real Estate Equities, Inc.(a)	29,723	3,284,986
American Campus Communities, Inc.	42,753	2,034,615
American Tower Corp.	27,991	3,402,026
AvalonBay Communities, Inc.	13,315	2,444,634
Boston Properties, Inc.	35,302	4,674,338
Colony Starwood Homes(a)	21,629	734,305
CubeSmart(a)	42,864	1,112,749
DCT Industrial Trust, Inc.	25,223	1,213,731
DDR Corp.	103,260	1,293,848
Digital Realty Trust, Inc.(a)	37,612	4,001,541
Douglas Emmett, Inc.	47,187	1,811,981
EastGroup Properties, Inc.(a)	31,867	2,343,181
EPR Properties(a)	39,855	2,934,524
Equinix, Inc.	11,554	4,625,875
Equity Residential(a)	107,611	6,695,556
Essex Property Trust, Inc.	23,173	5,365,245
Federal Realty Investment Trust	22,361	2,985,194
GGP, Inc.(a)	165,368	3,833,230
HCP, Inc.	104,420	3,266,258
Kilroy Realty Corp.	34,497	2,486,544
Life Storage, Inc.	16,193	1,329,769
Nippon Prologis REIT, Inc. (Japan)	3,534	7,660,604
Omega Healthcare Investors, Inc.(a)	28,707	947,044
Paramount Group, Inc.	46,409	752,290
Park Hotels & Resorts, Inc.(a)	24,978	641,180
Physicians Realty Trust	118,824	2,361,033
Prologis, Inc.	93,727	4,862,557
Public Storage	12,646	2,768,336
Retail Properties of America, Inc. (Class A Stock)	52,521	757,353
Ryman Hospitality Properties, Inc.(a)	33,284	2,057,950
SBA Communications Corp.*	134,202	16,153,895
Simon Property Group, Inc.	50,672	8,717,104
SL Green Realty Corp.(a)	21,009	2,239,980
Spirit Realty Capital, Inc.	133,178	1,349,093
Sun Communities, Inc.	41,908	3,366,470
VEREIT, Inc.	1,074,068	9,118,837

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Vornado Realty Trust	29,285	$2,937,578
Welltower, Inc.	51,884	3,674,425
Weyerhaeuser Co.	238,800	8,114,424

		140,354,283

Food & Staples Retailing — 0.8%
Bid Corp. Ltd. (South Africa)(a)	349,077	6,733,553
Carrefour SA (France)	181,600	4,278,720
cocokara fine, Inc. (Japan)	51,800	2,253,521
Costco Wholesale Corp.	115,142	19,308,163
Distribuidora Internacional de Alimentacion SA (Spain)	580,300	3,354,204
J Sainsbury PLC (United Kingdom)	1,407,688	4,662,510
Koninklijke Ahold Delhaize NV (Netherlands)	127,500	2,724,661
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	72,800	3,467,983
Metcash Ltd. (Australia)*	2,040,500	3,848,596
METRO AG (Germany)	169,600	5,419,176
Sonae SGPS SA (Portugal)*	833,787	841,081
Valor Holdings Co. Ltd. (Japan)	63,300	1,497,676
Wal-Mart Stores, Inc.	201,200	14,502,496

		72,892,340

Food Products — 1.0%
Aryzta AG (Switzerland)*	72,100	2,315,055
Bunge Ltd.	175,200	13,886,352
Danone SA (France), ADR(a)	1,851,415	25,345,871
Marine Harvest ASA (Norway)*	100,900	1,539,169
Mead Johnson Nutrition Co.	119,771	10,669,201
Origin Enterprises PLC (Ireland)	142,200	1,011,167
Premier Foods PLC (United Kingdom)*	672,846	370,701
Prima Meat Packers Ltd. (Japan)	643,000	2,846,835
Salmar ASA (Norway)	55,000	1,186,014
Tyson Foods, Inc. (Class A Stock)	298,800	18,438,948
WH Group Ltd. (Hong Kong), 144A	7,092,000	6,115,580

		83,724,893

Gas Utilities — 0.0%
Gas Natural SDG SA (Spain)	192,200	4,204,152

Health Care Equipment & Supplies — 1.5%
Danaher Corp.	237,802	20,339,205
DexCom, Inc.*(a)	114,296	9,684,300
Edwards Lifesciences Corp.*	103,105	9,699,087
Hologic, Inc.*	313,600	13,343,680
Hoya Corp. (Japan)	192,300	9,290,165
Intuitive Surgical, Inc.*	24,807	19,013,821
Medtronic PLC	328,668	26,477,494
Varex Imaging Corp.*(a)	66,538	2,235,677
Varian Medical Systems, Inc.*(a)	194,470	17,722,051

		127,805,480

Health Care Providers & Services — 0.3%
Aetna, Inc.	165,300	21,084,015
Ramsay Health Care Ltd. (Australia)	69,370	3,703,127
Ship Healthcare Holdings, Inc. (Japan)	88,100	2,353,095
Toho Holdings Co. Ltd. (Japan)	156,200	3,278,204

		30,418,441

Health Care Technology — 0.2%
Cerner Corp.*	306,429	18,033,347

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure — 1.1%
Carnival Corp.	201,800	$11,888,038
Compass Group PLC (United Kingdom)	844,333	15,941,149
Hilton Grand Vacations, Inc.*	11,305	323,998
Hilton Worldwide Holdings, Inc.	37,683	2,202,948
Las Vegas Sands Corp.	182,100	10,392,447
Plenus Co. Ltd. (Japan)	68,500	1,519,475
Restaurant Group PLC (The) (United Kingdom)	425,632	1,776,059
Sands China Ltd. (Hong Kong)	1,712,800	7,939,840
Starbucks Corp.	195,165	11,395,684
Yum China Holdings, Inc.*	673,860	18,328,992
Yum! Brands, Inc.	209,559	13,390,820

		95,099,450

Household Durables — 0.3%
Barratt Developments PLC (United Kingdom)	511,722	3,505,302
Bellway PLC (United Kingdom)	126,500	4,286,158
Berkeley Group Holdings PLC (United Kingdom)	112,400	4,519,542
Bovis Homes Group PLC (United Kingdom)	140,500	1,490,540
Electrolux AB (Sweden) (Class B Stock)	104,800	2,909,439
JM AB (Sweden)	73,900	2,333,683
Skyworth Digital Holdings Ltd. (Hong Kong)	5,700,000	3,757,916

		22,802,580

Household Products — 0.5%
Procter & Gamble Co. (The)	451,545	40,571,319

Independent Power & Renewable Electricity Producers — 0.0%
AES Corp.	377,600	4,221,568
Uniper SE (Germany)*	19,630	329,915

		4,551,483

Industrial Conglomerates — 1.1%
General Electric Co.	913,100	27,210,380
Koninklijke Philips NV (Netherlands)	541,710	17,402,094
Nisshinbo Holdings, Inc. (Japan)	242,300	2,430,249
Rheinmetall AG (Germany)	57,100	4,787,044
Roper Technologies, Inc.	86,823	17,928,081
Siemens AG (Germany)	180,241	24,688,086

		94,445,934

Insurance — 2.2%
Aegon NV (Netherlands)	398,200	2,028,378
AIA Group Ltd. (Hong Kong)	2,746,800	17,337,684
Allianz SE (Germany)	44,000	8,159,663
Aviva PLC (United Kingdom)	581,500	3,880,379
AXA SA (France)	174,000	4,495,441
Baloise Holding AG (Switzerland)	41,500	5,702,608
Beazley PLC (United Kingdom)	314,700	1,685,113
CNP Assurances (France)	167,700	3,410,264
Helvetia Holding AG (Switzerland)	6,500	3,598,871
Legal & General Group PLC (United Kingdom)	1,070,500	3,314,732
Loews Corp.	342,600	16,023,402
Marsh & McLennan Cos., Inc.	250,114	18,480,923
MetLife, Inc.	500,200	26,420,564
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	33,000	6,459,846

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
NN Group NV (Netherlands)	107,200	$3,481,560
Old Mutual PLC (United Kingdom)	1,215,700	3,059,515
Sampo OYJ (Finland) (Class A Stock)	245,435	11,646,115
SCOR SE (France)	91,700	3,465,635
St. James’s Place PLC (United Kingdom)	600,144	7,988,465
Swiss Life Holding AG (Switzerland)*	27,000	8,706,497
Swiss Re AG (Switzerland)	88,000	7,903,816
XL Group Ltd. (Bermuda)	441,470	17,596,994
Zurich Insurance Group AG (Switzerland)	16,500	4,403,201

		189,249,666

Internet & Direct Marketing Retail — 1.1%
Amazon.com, Inc.*	96,713	85,739,943
TripAdvisor, Inc.*(a)	290,017	12,517,134

		98,257,077

Internet Software & Services — 2.8%
Akamai Technologies, Inc.*	208,462	12,445,181
Alibaba Group Holding Ltd. (China), ADR*(a)	535,946	57,791,057
Alphabet, Inc. (Class A Stock)*	36,597	31,026,936
Alphabet, Inc. (Class C Stock)*	49,187	40,803,567
Facebook, Inc. (Class A Stock)*	550,891	78,254,067
NetEase, Inc. (China), ADR	38,805	11,020,620
Tencent Holdings Ltd. (China)	423,100	12,189,308

		243,530,736

IT Services — 1.7%
Amadeus IT Group SA (Spain)	217,639	11,027,498
Atos SE (France)	49,600	6,129,618
Automatic Data Processing, Inc.	71,528	7,323,752
Cielo SA (Brazil)	815,800	7,395,517
Cognizant Technology Solutions Corp. (Class A Stock)*	181,117	10,780,084
FleetCor Technologies, Inc.*	89,212	13,509,373
Genpact Ltd.	461,381	11,423,794
PayPal Holdings, Inc.*	363,096	15,620,391
Visa, Inc. (Class A Stock)(a)	747,183	66,402,153

		149,612,180

Leisure Products — 0.2%
Heiwa Corp. (Japan)	143,400	3,574,182
Mattel, Inc.	409,900	10,497,539

		14,071,721

Life Sciences Tools & Services — 0.5%
Lonza Group AG (Switzerland)*	52,640	9,950,076
Thermo Fisher Scientific, Inc.	194,217	29,831,731

		39,781,807

Machinery — 1.4%
Atlas Copco AB (Sweden) (Class A Stock)	388,923	13,709,177
Bucher Industries AG (Switzerland)	2,595	758,518
Cummins, Inc.	74,300	11,234,160
Danieli & C Officine Meccaniche SpA (Italy)(g)	55,222	1,293,117
Deere & Co.	184,696	20,106,007
FANUC Corp. (Japan)	74,500	15,337,414
Fortive Corp.	255,425	15,381,694
Georg Fischer AG (Switzerland)	5,800	5,273,408

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Hong Leong Asia Ltd. (Singapore)	377,000	$342,331
Illinois Tool Works, Inc.	124,600	16,505,762
Rational AG (Germany)	9,215	4,298,298
Singamas Container Holdings Ltd. (Hong Kong)*(g)	6,354,000	1,038,870
Sumitomo Heavy Industries Ltd. (Japan)	471,000	3,292,888
Tsubakimoto Chain Co. (Japan)	372,000	3,112,453
Vesuvius PLC (United Kingdom)	152,000	990,264
Wabtec Corp.(a)	155,975	12,166,050

		124,840,411

Marine — 0.0%
Dfds A/S (Denmark)	44,500	2,444,876

Media — 0.9%
Comcast Corp. (Class A Stock)	666,600	25,057,494
News Corp. (Class A Stock)	704,700	9,161,100
SKY Perfect JSAT Holdings, Inc. (Japan)(a)	631,200	2,676,523
Trinity Mirror PLC (United Kingdom)	126,600	182,869
Twenty-First Century Fox, Inc. (Class B Stock)	782,400	24,864,672
WPP PLC (United Kingdom)	625,239	13,704,633

		75,647,291

Metals & Mining — 0.4%
Aurubis AG (Germany)	38,700	2,594,947
Ausdrill Ltd. (Australia)	991,000	1,075,360
Bekaert SA (Belgium)	53,100	2,592,987
BHP Billiton PLC (Australia)	755,135	11,647,117
Boliden AB (Sweden)	97,400	2,899,144
Dowa Holdings Co. Ltd. (Japan)(a)	337,000	2,424,643
First Quantum Minerals Ltd. (Canada)	449,372	4,774,694
Fortescue Metals Group Ltd. (Australia)	491,100	2,339,190
Mineral Resources Ltd. (Australia)	235,600	1,933,705
voestalpine AG (Austria)	90,700	3,567,097

		35,848,884

Multiline Retail — 0.2%
Debenhams PLC (United Kingdom)	1,464,900	999,698
Harvey Norman Holdings Ltd. (Australia)(a)	638,100	2,207,058
Kohl’s Corp.(a)	187,000	7,444,470
Marks & Spencer Group PLC (United Kingdom)	849,800	3,589,442
Myer Holdings Ltd. (Australia)(a)	2,114,200	1,962,371

		16,203,039

Multi-Utilities — 0.1%
A2A SpA (Italy)	2,139,700	3,232,105
Centrica PLC (United Kingdom)	935,900	2,548,439
Engie SA (France)	165,400	2,337,378

		8,117,922

Oil, Gas & Consumable Fuels — 2.4%
Apache Corp.(a)	241,900	12,431,241
BP PLC (United Kingdom)	1,534,500	8,832,743
Caltex Australia Ltd. (Australia)	98,100	2,210,351
Canadian Natural Resources Ltd. (Canada)	366,100	12,004,419
EQT Corp.	71,700	4,380,870
Exxon Mobil Corp.	329,000	26,981,290
Hess Corp.(a)	258,300	12,452,643
Occidental Petroleum Corp.	288,600	18,285,696

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
OMV AG (Austria)	141,900	$5,592,195
Repsol SA (Spain)	266,500	4,128,871
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	541,906	14,267,570
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR(a)	327,000	17,242,710
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	138,800	3,815,524
Statoil ASA (Norway)	125,200	2,152,007
Suncor Energy, Inc. (Canada)	392,108	12,038,779
TOTAL SA (France)(a)	408,499	20,655,164
TOTAL SA (France), ADR(a)	609,600	30,736,032
TransCanada Corp. (Canada)(a)	111,869	5,162,754

		213,370,859

Paper & Forest Products — 0.1%
Lee & Man Paper Manufacturing Ltd. (Hong Kong)	2,070,000	1,583,272
Mondi PLC (South Africa)	140,600	3,397,080
UPM-Kymmene OYJ (Finland)(a)	187,200	4,395,295

		9,375,647

Personal Products — 0.3%
Asaleo Care Ltd. (Australia)	1,559,600	2,097,327
Coty, Inc. (Class A Stock)(a)	315,401	5,718,220
Estee Lauder Cos., Inc. (The) (Class A Stock)	182,649	15,486,809

		23,302,356

Pharmaceuticals — 2.3%
Astellas Pharma, Inc. (Japan)	256,700	3,385,597
Bayer AG (Germany)	54,100	6,233,071
Bristol-Myers Squibb Co.	115,000	6,253,700
GlaxoSmithKline PLC (United Kingdom)	488,600	10,159,409
Indivior PLC (United Kingdom)	527,100	2,128,172
Johnson & Johnson	235,700	29,356,435
KYORIN Holdings, Inc. (Japan)	95,200	2,014,235
Merck & Co., Inc.	537,361	34,143,918
Novartis AG (Switzerland), ADR(a)	209,567	15,564,541
Novo Nordisk A/S (Denmark), ADR(a)	613,378	21,026,598
Pfizer, Inc.	1,004,100	34,350,261
Roche Holding AG (Switzerland)	48,560	12,418,429
Sanofi (France)	169,300	15,303,968
Sawai Pharmaceutical Co. Ltd. (Japan)(a)	29,900	1,623,330
STADA Arzneimittel AG (Germany)	21,500	1,316,819
Teva Pharmaceutical Industries Ltd. (Israel)	70,900	2,318,587
Towa Pharmaceutical Co. Ltd. (Japan)	32,800	1,664,867

		199,261,937

Professional Services — 0.3%
Experian PLC (United Kingdom)	702,524	14,332,337
RELX PLC (United Kingdom)	624,652	12,229,508

		26,561,845

Real Estate Management & Development — 0.1%
Cheung Kong Property Holdings Ltd. (Hong Kong)	194,000	1,308,691
LendLease Group (Australia)	468,500	5,572,079
Nomura Real Estate Holdings, Inc. (Japan)	159,400	2,543,745

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Wheelock & Co. Ltd. (Hong Kong)	495,000	$3,915,599

		13,340,114

Road & Rail — 0.5%
Canadian National Railway Co. (Canada)	205,514	15,169,571
Canadian Pacific Railway Ltd. (Canada)	84,500	12,414,740
Firstgroup PLC (United Kingdom)*	1,684,400	2,786,358
Go-Ahead Group PLC (United Kingdom)	74,300	1,604,531
National Express Group PLC (United Kingdom)	606,200	2,734,646
Sankyu, Inc. (Japan)	505,000	3,071,627
Seino Holdings Co. Ltd. (Japan)	227,300	2,559,598

		40,341,071

Semiconductors & Semiconductor Equipment — 1.5%
Analog Devices, Inc.	48,276	3,956,218
Applied Materials, Inc.	351,000	13,653,900
Infineon Technologies AG (Germany)	726,671	14,873,061
NXP Semiconductors NV (Netherlands)*	230,695	23,876,933
QUALCOMM, Inc.	810,349	46,465,412
Shinko Electric Industries Co. Ltd. (Japan)	208,700	1,400,776
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2,413,000	15,131,037
Texas Instruments, Inc.	121,600	9,796,096

		129,153,433

Software — 2.1%
Adobe Systems, Inc.*	157,619	20,510,960
ANSYS, Inc.*	81,476	8,707,340
Autodesk, Inc.*	306,422	26,496,310
Constellation Software, Inc. (Canada)	25,458	12,510,285
Micro Focus International PLC (United Kingdom)	247,584	7,062,156
Microsoft Corp.	882,638	58,130,539
Oracle Corp.	791,235	35,296,993
salesforce.com, Inc.*	199,028	16,417,820

		185,132,403

Specialty Retail — 0.6%
Aoyama Trading Co. Ltd. (Japan)	53,900	1,853,631
Geo Holdings Corp. (Japan)(a)	96,500	1,061,381
Kingfisher PLC (United Kingdom)	938,200	3,838,726
Lowe’s Cos., Inc.	221,500	18,209,515
Nitori Holdings Co. Ltd. (Japan)	88,400	11,226,727
Shimachu Co. Ltd. (Japan)	92,800	2,265,493
T-Gaia Corp. (Japan)	111,500	1,920,572
TJX Cos., Inc. (The)(a)	145,881	11,536,269

		51,912,314

Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.	138,100	19,839,446
Eizo Corp. (Japan)	62,400	1,799,440
NEC Corp. (Japan)(a)	814,000	1,965,049

		23,603,935

Textiles, Apparel & Luxury Goods — 0.3%
Luxottica Group SpA (Italy)	198,931	10,978,335
LVMH Moet Hennessy Louis Vuitton SE (France)	62,784	13,799,491

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	758,000	$2,978,674

		27,756,500

Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. (India)	443,539	10,261,453
Paragon Group of Cos. PLC (The) (United Kingdom)	512,700	2,681,292

		12,942,745

Tobacco — 0.4%
Philip Morris International, Inc	278,700	31,465,230

Trading Companies & Distributors — 0.2%
Ashtead Group PLC (United Kingdom)	107,000	2,214,818
Marubeni Corp. (Japan)	566,100	3,496,766
Seven Group Holdings Ltd. (Australia)(a)	128,120	1,048,005
Wolseley PLC (Switzerland)	241,810	15,224,687

		21,984,276

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	309,300	8,134,837
NTT DOCOMO, Inc. (Japan)	102,900	2,402,946

		10,537,783

TOTAL COMMON STOCKS (cost $3,686,385,865)		4,314,665,077

PREFERRED STOCKS — 0.1%
Capital Markets — 0.0%
State Street Corp., Series G(c)	15,000	394,950

Electric Utilities — 0.1%
NextEra Energy, Inc. (PRFC), CVT, 6.123%	214,694	10,949,394

TOTAL PREFERRED STOCKS (cost $10,890,787)		11,344,344

	Units
RIGHTS* — 0.0%
Commercial Services & Supplies — 0.0%
Downer EDI Ltd. (Australia), expiring 04/11/17 (cost $0)	406,480	3,727

	Shares
UNAFFILIATED EXCHANGE TRADED
FUNDS — 8.9%
iShares Core U.S. Aggregate Bond Fund	1,607,004	174,343,865
iShares Floating Rate Bond ETF(a)	330,000	16,787,100
iShares Intermediate Credit Bond ETF	200,600	21,857,376
iShares JPMorgan USD Emerging Markets Bond Fund(a)	361,923	41,150,645
iShares MSCI EAFE Fund(a)	1,359,446	84,679,891
iShares Russell 1000 Growth Index Fund(a)	363,189	41,330,908
iShares Russell 1000 Value ETF(a)	383,166	44,041,100
iShares Russell 2000 Index Fund ETF(a)	225,058	30,940,974
iShares TIPS Bond Fund	271,186	31,091,475

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
UNAFFILIATED EXCHANGE TRADED
FUNDS (Continued)
SPDR S&P 500 ETF Trust Fund	1,133,333	$267,171,921
Vanguard REIT Fund(a)	344,771	28,474,637

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $680,284,544)		781,869,892

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 3.7%
Collateralized Loan Obligations — 1.7%
AIMCO CLO (Cayman Islands),
Series 2015-AA, Class A1, 144A
2.723%(c)	01/15/28	5,750	5,755,267
Anchorage Capital CLO 8 Ltd. (Cayman Islands),
Series 2016-8A, Class A1, 144A
2.689%(c)	07/28/28	4,500	4,532,990
ARES XXVI CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A, 144A
2.123%(c)	04/15/25	1,500	1,501,941
Arrowpoint CLO Ltd. (Cayman Islands),
Series 2015-4A, Class A, 144A
2.574%(c)	04/18/27	6,500	6,534,117
Series 2015-4A, Class B, 144A
3.454%(c)	04/18/27	2,500	2,502,184
Atlas Senior Loan Fund IV Ltd. (Cayman Islands),
Series 2013-2A, Class A1L, 144A
2.539%(c)	02/17/26	500	500,007
Atlas Senior Loan Fund V Ltd. (Cayman Islands),
Series 2014-1A, Class AR, 144A
2.452%(c)	07/16/26	1,500	1,502,885
Atrium X (Cayman Islands),
Series 10A, Class A, 144A
2.143%(c)	07/16/25	4,000	4,003,674
Avery Point CLO Ltd. (Cayman Islands),
Series 2014-5A, Class A, 144A
2.483%(c)	07/17/26	1,500	1,504,124
Battalion CLO IV Ltd. (Cayman Islands),
Series 2013-4A, Class A1R, 144A^
— (p)	10/22/25	500	499,750
Battalion CLO V Ltd. (Cayman Islands),
Series 2014-5A, Class A1, 144A
2.523%(c)	04/17/26	500	500,001
Battalion CLO VIII Ltd. (Cayman Islands),
Series 2015-8A, Class A1, 144A
2.554%(c)	04/18/27	4,000	4,002,138
Bean Creek CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A, 144A
2.650%(c)	01/20/28	5,000	5,021,715
Benefit Street Partners CLO (Cayman Islands),
Series 11A, Class X, 144A^
— (p)	04/15/29	750	750,000
Benefit Street Partners CLO VII Ltd. (Cayman Islands),
Series 2015-VIIA, Class A1A, 144A
2.554%(c)	07/18/27	4,500	4,522,866
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-1A, Class B1, 144A
2.773%(c)	04/17/25	1,750	1,749,926

Interest Rate	Maturity Date		Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2017-1A, Class A1B, 144A^
— (p)	04/20/31		2,000	$2,000,832
Catamaran CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A, 144A
2.591%(c)	04/22/27		8,250	8,261,378
Highbridge Loan Management Ltd. (Cayman Islands),
Series 2015-6A, Class A, 144A
2.484%(c)	05/05/27		8,250	8,264,145
Hillmark Funding Ltd. (Cayman Islands),
Series 2006-1A, Class A1, 144A
1.302%(c)	05/21/21		255	254,123
ICG US CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A
2.180%(c)	04/20/26(g)		4,500	4,492,146
Jackson Mill CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A, 144A
2.563%(s)	04/15/27		800	801,019
Jamestown CLO IX Ltd. (Cayman Islands),
Series 2016-9A, Class A1B, 144A
2.320%(c)	10/20/28		6,000	5,994,231
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1, 144A
2.530%(c)	07/20/27		4,750	4,748,287
Madison Park Funding XI Ltd. (Cayman Islands),
Series 2013-11A, Class A1A, 144A
2.321%(c)	10/23/25		4,000	4,004,702
OZLM Funding Ltd. (Cayman Islands),
Series 2012-1A, Class A1R, 144A
2.561%(c)	07/22/27		3,250	3,250,520
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1, 144A
2.552%(c)	05/21/27		4,000	4,016,915
Series 2015-2A, Class A1A, 144A
2.530%(c)	07/20/27		4,750	4,769,234
Penta CLO 1 SA (Luxembourg),
Series 2007-1X, Class A1, RegS
0.001%(c)	06/04/24	EUR	42	45,232
Regatta III Funding Ltd. (Cayman Islands),
Series 2014-1A, Class A1A, 144A
2.543%(c)	04/15/26		7,750	7,786,399
Regatta V Funding Ltd. (Cayman Islands),
Series 2014-1A, Class A1A, 144A
2.598%(c)	10/25/26		500	500,013
Shackleton V CLO Ltd. (Cayman Islands),
Series 2014-5A, Class A, 144A
2.534%(c)	05/07/26		3,750	3,751,041
Shackleton VI CLO Ltd. (Cayman Islands),
Series 2014-6A, Class A1, 144A
2.503%(c)	07/17/26		7,250	7,261,754
Sound Point CLO XI Ltd. (Cayman Islands),
Series 2016-1A, Class A, 144A
2.680%(c)	07/20/28		2,500	2,519,195
Sound Point CLO XII Ltd. (Cayman Islands),
Series 2016-2A, Class A, 144A
2.690%(c)	10/20/28		4,750	4,777,550
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A, 144A
2.530%(c)	07/20/27		4,500	4,517,006

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
TIAA CLO I Ltd. (Cayman Islands),
Series 2016-1A, Class A, 144A
2.730%(c)	07/20/28	3,500	$3,503,983
Trinitas CLO IV Ltd. (Cayman Islands),
Series 2016-4A, Class A, 144A
2.774%(c)	04/18/28	5,250	5,276,601
Trinitas CLO V Ltd. (Cayman Islands),
Series 2016-5A, Class A, 144A
2.738%(c)	10/25/28	4,250	4,268,608
Tryon Park CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A
2.143%(c)	07/15/25	2,750	2,751,498
Vibrant CLO IV Ltd. (Cayman Islands),
Series 2016-4A, Class A1, 144A
2.680%(c)	07/20/28	4,250	4,276,197
Voya CLO Ltd. (Cayman Islands),
Series 2013-2A, Class A1, 144A
2.188%(c)	04/25/25	500	500,685
Series 2014-4A, Class A1, 144A
2.523%(c)	10/14/26	3,300	3,300,997
Washington Mill CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R, 144A^
2.368%(c)	04/20/26	1,000	1,004,500

			152,282,376

Non-Residential Mortgage-Backed Securities — 0.5%
Golden Credit Card Trust (Canada),
Series 2017-1A, Class A, 144A
1.171%(c)	02/15/21	2,500	2,499,996
Hertz Vehicle Financing LLC,
Series 2016-2A, Class A, 144A
2.950%	03/25/22	2,500	2,489,661
Navient Student Loan Trust,
Series 2016-7A, Class A, 144A
2.132%(c)	03/25/66	1,270	1,282,231
OneMain Direct Auto Receivables Trust,
Series 2016-1A, Class C, 144A
4.580%	09/15/21	1,600	1,629,938
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 144A
2.470%	09/18/24	1,490	1,491,946
Series 2015-1A, Class A, 144A
3.190%	03/18/26	1,000	1,010,576
Series 2015-2A, Class A, 144A
2.570%	07/18/25	3,600	3,607,286
Series 2015-2A, Class C, 144A
4.320%	07/18/25	1,000	998,319
Series 2016-2A, Class A, 144A
4.100%	03/20/28	3,600	3,686,685
Oportun Funding IV LLC,
Series 2016-C, Class A, 144A
3.280%	11/08/21	2,200	2,179,896
Santander Drive Auto Receivables Trust,
Series 2017-1, Class A1
0.950%	03/15/18	1,501	1,501,457
SLM Student Loan Trust,
Series 2007-3, Class A3
1.078%(c)	04/25/19	329	326,360

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
SMB Private Education Loan Trust,
Series 2017-A, Class A1, 144A
1.230%(c)	06/17/24	3,000	$3,000,026
SoFi Professional Loan Program,
Series 2017-A, Class A2A, 144A
1.550%	03/26/40	3,000	2,994,029
SpringCastle America Funding LLC,
Series 2016-AA, Class A, 144A
3.050%	04/25/29	3,564	3,585,405
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24	6,575	6,637,320
Utah State Board of Regents,
Series 2017-1, Class A
1.521%(c)	01/25/57	1,900	1,895,231
World Omni Automobile Lease Securitization Trust,
Series 2017-A, Class A2
1.680%	12/16/19	3,100	3,102,899

			43,919,261

Residential Mortgage-Backed Securities — 1.5%
Ameriquest Mortgage Securities Trust,
Series 2005-R4, Class M2
1.657%(c)	07/25/35	7,400	7,075,178
Series 2006-R1, Class M1
1.372%(c)	03/25/36	2,900	2,807,754
Asset-Backed Funding Certificates Trust,
Series 2004-OPT5, Class A1
1.682%(c)	06/25/34	71	67,639
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE3, Class M1
1.792%(c)	06/25/34	1,905	1,811,125
Bayview Opportunity Master Fund IIIa Trust,
Series 2016-RN3, Class A1, 144A
3.598%	09/29/31	825	823,646
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-HE10, Class M1
1.957%(c)	12/25/34	3,380	3,234,323
Series 2005-HE5, Class M2
2.017%(c)	06/25/35	5,823	5,693,306
Series 2006-HE1, Class 1M1
1.392%(c)	12/25/35	736	726,970
Series 2007-AQ1, Class A1
1.092%(c)	04/25/31	219	231,264
Series 2007-HE3, Class 1A2
1.182%(c)	04/25/37	833	901,592
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-HE3, Class A
1.362%(c)	12/25/33	391	384,373
Series 2007-AHL1, Class A2C
1.192%(c)	12/25/36	2,900	2,221,717
Series 2011-12, Class 3A2, 144A
3.140%(c)	09/25/47	1,003	907,029
Countrywide Asset-Backed Certificates Trust,
Series 2004-ECC1, Class M2
2.032%(c)	09/25/34	1,090	1,040,730
Series 2005-14, Class 3A3
1.332%(c)	04/25/36	103	103,017
Series 2005-17, Class 2AV

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
1.222%(c)	05/25/36	5,474	$5,291,254
Series 2005-17, Class MV1
1.442%(c)	05/25/36	2,600	2,272,635
Series 2006-26, Class 1A
1.122%(c)	06/25/37	3,138	2,584,933
Credit-Based Asset Servicing & Securitization LLC,
Series 2006-CB9, Class A1
1.042%(c)	11/25/36	23	13,308
Series 2007-CB6, Class A1, 144A
0.898%(c)	07/25/37	51	31,684
CSAB Mortgage-Backed Trust,
Series 2006-4, Class A6A
5.684%	12/25/36	49	23,353
CSMC Trust,
Series 2014-RPL2, Class A1, 144A
3.500%(c)	03/25/54	3,328	3,326,963
Series 2016-RPL1, Class A1, 144A
3.930%(c)	12/26/46	4,532	4,553,925
Fieldstone Mortgage Investment Trust,
Series 2006-1, Class A2
1.172%(c)	05/25/36	2,285	1,589,707
First Franklin Mortgage Loan Trust,
Series 2006-FF5, Class 2A4
1.222%(c)	04/25/36	1,100	792,167
First NLC Trust,
Series 2007-1, Class A1, 144A
1.052%(c)	08/25/37	1,077	610,421
GSAMP Trust,
Series 2003-FM1, Class M1
2.208%(c)	03/20/33	1,503	1,472,801
Series 2005-WMC1, Class M1
1.717%(c)	09/25/35	244	229,904
Series 2006-NC2, Class A2B
1.072%(c)	06/25/36	1,591	1,008,950
Series 2007-HE2, Class A2C
1.252%(c)	03/25/47	3,800	3,083,986
Series 2007-NC1, Class A2C
1.132%(c)	12/25/46	2,734	1,689,685
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2007-B, Class 2A2
1.142%(c)	07/25/37	5,020	3,150,626
JPMorgan Mortgage Acquisition Trust,
Series 2006-WMC3, Class A3
1.092%(c)	08/25/36	115	68,452
Series 2007-CH1, Class MV6
1.532%(c)	11/25/36	7,700	6,125,863
Long Beach Mortgage Loan Trust,
Series 2005-WL2, Class M3
1.762%(c)	08/25/35	2,000	1,706,647
Series 2006-11, Class 1A
3.932%(s)	12/25/36	7,416	4,610,898
MASTR Asset-Backed Securities Trust,
Series 2005-WF1, Class M2
1.412%(c)	06/25/35	1,100	1,086,633
Series 2006-NC2, Class A3
1.092%(c)	08/25/36	4,193	2,255,821
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM4, Class A2A
1.062%(c)	09/25/37	4	1,424

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2007-HE2, Class A2A
1.102%(c)	02/25/37	12	$5,768
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE4, Class M1
1.882%(c)	05/25/34	1,791	1,724,626
Series 2006-WMC2, Class A2FP
1.032%(c)	07/25/36	74	33,013
Series 2007-HE6, Class A1
1.042%(c)	05/25/37	39	23,432
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2, Class A1
1.032%(c)	11/25/36	1	509
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-WF1, Class M2
1.272%(c)	03/25/36	700	591,441
Nomura Home Equity Loan, Inc./Home Equity Loan Trust,
Series 2006-FM1, Class 2A4
1.312%(c)	11/25/35	3,000	2,515,958
NovaStar Mortgage Funding Trust,
Series 2005-3, Class M2
1.452%(c)	01/25/36	400	370,206
Option One Mortgage Loan Trust,
Series 2004-3, Class M2
1.837%(c)	11/25/34	981	892,203
Series 2005-4, Class M1
1.422%(c)	11/25/35	1,200	1,178,357
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-WHQ2, Class M3
2.017%(c)	02/25/35	5,400	5,331,824
Series 2005-WCW2, Class M1
1.482%(c)	07/25/35	2,006	2,001,212
Series 2005-WHQ4, Class M1
1.452%(c)	09/25/35	1,700	1,631,426
RAMP Trust,
Series 2005-EFC4, Class M3
1.702%(c)	09/25/35	6,600	6,424,204
RASC Trust,
Series 2002-KS4, Class AIIB
1.482%(c)	07/25/32	14	12,985
Series 2005-AHL1, Class M1
1.432%(c)	09/25/35	440	426,962
Series 2005-KS10, Class M2
1.422%(c)	11/25/35	2,000	1,904,853
Series 2006-KS3, Class M1
1.312%(c)	04/25/36	400	349,365
Renaissance Home Equity Loan Trust,
Series 2007-3, Class AF3
7.238%	09/25/37	629	379,766
Saxon Asset Securities Trust,
Series 2005-1, Class M2
1.702%(c)	05/25/35	500	376,981
Series 2005-1, Class M3
1.762%(c)	05/25/35(g)	772	474,048
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5, Class A2A
1.112%(c)	05/25/37	250	194,287
Series 2007-HE1, Class A2A
1.042%(c)	12/25/36	68	22,312
Series 2007-NC1, Class A2A

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
1.032%(c)	12/25/36	2	$1,127
Soundview Home Loan Trust,
Series 2006-3, Class A4
1.232%(c)	11/25/36	4,000	2,931,991
Series 2006-NLC1, Class A1, 144A
1.042%(c)	11/25/36	27	10,973
Series 2006-OPT2, Class A3
1.162%(c)	05/25/36	1,223	1,201,226
Structured Asset Investment Loan Trust,
Series 2005-4, Class M3
1.702%(c)	05/25/35	2,500	2,361,472
Series 2005-6, Class M3
1.792%(c)	07/25/35	3,000	2,340,935
U.S. Residential Opportunity Fund III Trust,
Series 2016-3III, Class A, 144A
3.598%	10/27/36	679	675,550
U.S. Residential Opportunity Fund IV Trust,
Series 2016-3IV, Class A, 144A
3.598%	10/27/36	2,128	2,138,235
Vericrest Opportunity Loan Trust,
Series 2016-NPL3, Class A1, 144A
4.250%	03/26/46	1,011	1,015,923
VOLT LV LLC,
Series 2017-NLP2, Class A1, 144A
3.500%	03/25/47	200	200,108
VOLT XLIV LLC,
Series 2016-NPL4, Class A1, 144A
4.250%	04/25/46	1,505	1,520,445
VOLT XXXI LLC,
Series 2015-NPL2, Class A1, 144A
3.375%	02/25/55	1,813	1,807,296
VOLT XXXVII LLC,
Series 2015-NP11, Class A1, 144A
3.625%	07/25/45	2,726	2,738,410
Wachovia Mortgage Loan Trust,
Series 2005-WMC1, Class M1
1.642%(c)	10/25/35	4,859	4,661,003
WaMu Asset-Backed Certificates Trust,
Series 2006-HE5, Class 2A1
1.042%(c)	10/25/36	82	38,458
Series 2007-HE2, Class 2A3
1.232%(c)	04/25/37	4,901	2,334,505

			128,455,098

TOTAL ASSET-BACKED SECURITIES (cost $319,822,720)			324,656,735

BANK LOANS(c) — 0.2%
Consumer Cyclical – Services — 0.0%
XPO Logistics, Inc.,
Term Loan B
3.371%	11/01/21	489	490,558

Electric Utilities — 0.0%
Energy Future Holdings,
Term Loan
4.304%	06/30/17	500	499,584

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)
Food & Staples Retailing — 0.0%
Albertsons LLC,
Term Loan B4
4.055%	08/25/21	939	$942,777

Lodging — 0.0%
Las Vegas Sands LLC,
Term Loan B
3.040%	12/19/20	597	596,816

Media — 0.1%
CBS Radio, Inc.,
Term Loan B
4.500%	10/07/23	3,619	3,648,876

Oil & Gas — 0.0%
Motor Fuel Group Ltd. (United Kingdom),
Term Loan
5.750%	07/15/22	GBP 850	1,070,021

Pharmaceuticals — 0.0%
Valeant Pharmaceuticals International, Inc.,
Term Loan B
5.570%	04/01/22	938	940,667
Tranche Term Loan B
5.450%	08/05/20	2,423	2,426,929

			3,367,596

Retail — 0.1%
Action Nederland BV (United Kingdom),
Term Loan
4.250%	02/25/22	EUR 1,000	1,079,605
Euro Garages (United Kingdom),
Term Loan
5.867%	01/30/23	GBP 1,000	1,254,986
Rite Aid Corp.,
Term Loan
4.875%	06/21/21	1,375	1,376,719

			3,711,310

Technology Hardware, Storage & Peripherals — 0.0%
Dell International LLC,
Term Loan
3.150%	12/31/18	2,200	2,201,069

TOTAL BANK LOANS (cost $16,756,825)			16,528,607

COMMERCIAL MORTGAGE-BACKED
SECURITIES — 0.9%
Assurant Commercial Mortgage Trust,
Series 2016-1A, Class B, 144A
4.462%	05/15/49	4,200	3,947,938
Banc of America Re-REMIC Trust,
Series 2010-UB5, Class A4A, 144A
5.901%(c)	02/17/51	298	298,478
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36	1,170	1,141,552
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	495,545
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	419,712
Series 2016-ETC, Class D, 144A

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
3.609%(c)	08/14/36	1,610	$1,550,566
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XB, IO
0.294%(c)	02/10/48	76,865	1,517,008
Series 2016-C1, Class A4
3.209%	05/10/49	1,900	1,890,573
Series 2016-GC37, Class A4
3.314%	04/10/49	5,500	5,506,505
Commercial Mortgage Trust,
Series 2013-LC13, Class XA, IO
1.346%(c)	08/10/46	42,550	2,005,904
Series 2014-UBS4, Class A5
3.694%	08/10/47	6,005	6,195,156
Series 2015-CR26, Class A4
3.630%	10/10/48	800	820,607
Series 2015-DC1, Class XA, IO
1.171%(c)	02/10/48	60,822	3,690,942
Series 2015-PC1, Class A5
3.902%	07/10/50	4,580	4,767,693
Series 2016-DC2, Class A5
3.765%	02/10/49	2,200	2,271,283
CSMC Trust,
Series 2010-UD1, Class A, 144A^
5.873%(c)	12/16/49	36	35,760
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	4,720	4,835,504
DBJPM Mortgage Trust,
Series 2016-C3, Class A4
2.632%	09/10/49	4,000	3,814,510
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A, (original cost $1,223,805; purchased 12/09/16)
3.808%(c)	12/10/36(f)(g)	1,300	1,257,836
Series 2016-85T, Class E, 144A, (original cost $1,076,646; purchased 12/09/16)
3.808%(c)	12/10/36(f)(g)	1,200	1,108,374
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class XA, IO
2.440%(c)	11/10/45	3,257	245,089
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C5, Class A4
3.414%	03/15/50	2,100	2,126,286
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2, Class A3, 144A
4.070%	11/15/43	1,300	1,365,934
Series 2016-JP2, Class A3
2.559%	08/15/49	2,800	2,657,476
JPMorgan Commercial Mortgage-Backed Securities Trust,
Series 2010-RR1, Class JPA, 144A
5.841%(c)	06/18/49	52	52,442
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3
3.451%	07/15/50	10,000	10,180,374
Morgan Stanley Capital I Trust,
Series 2007-IQ15, Class A4
5.942%(c)	06/11/49	21	21,334
Series 2007-IQ16, Class A4
5.809%	12/12/49	894	898,845

Interest Rate	Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
RBSCF Trust,
Series 2010-RR4, Class CMLA, 144A
6.096%(c)	12/16/49		82	$82,130
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36		2,800	2,739,921
Vornado DP LLC Trust,
Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28		700	740,605
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class A4
2.925%	04/15/50		1,647	1,611,473
Series 2016-C35, Class A3
2.674%	07/15/48		4,500	4,286,764
Series 2017-RB1, Class A4
3.374%	03/15/50		4,700	4,741,406

TOTAL COMMERCIAL MORTGAGE-BACKED
SECURITIES
(cost $80,933,842)				79,321,525

CORPORATE BONDS — 10.5%
Airlines — 0.3%
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24		1,872	1,991,641
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28		1,129	1,106,430
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29		482	481,275
Continental Airlines 2009-2 Class A Pass-Through Trust,
Pass-Through Certificates
7.250%	05/10/21		269	298,200
Continental Airlines 2012-3 Class C Pass-Through Trust,
Pass-Through Certificates
6.125%	04/29/18		1,500	1,558,350
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20		1,080	1,088,743
Latam Airlines 2015-1 Pass-Through Trust A (Chile),
Pass-Through Certificates
4.200%	08/15/29		4,135	4,099,130
Latam Airlines 2015-1 Pass-Through Trust B (Chile),
Pass-Through Certificates
4.500%	08/15/25		7,171	6,991,785
Turkish Airlines 2015-1 Class A Pass Through Trust (Turkey),
Pass-Through Certificates, 144A
4.200%	09/15/28		7,927	7,451,029
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30		1,455	1,431,356

				26,497,939

Apparel — 0.0%
Hanesbrands Finance Luxembourg SCA,
Gtd. Notes, 144A
3.500%	06/15/24	EUR	550	601,047

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Auto Manufacturers — 0.4%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		560	$526,107
5.291%	12/08/46(a)		305	304,299
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.096%	05/04/23(a)		1,510	1,473,236
3.219%	01/09/22		5,050	5,080,896
Sr. Unsec’d. Notes, MTN
2.589%(c)	01/08/19		5,400	5,497,870
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36		20	22,994
General Motors Financial Co., Inc.,
Gtd. Notes
3.000%	09/25/17		3,700	3,721,689
3.150%	01/15/20		4,610	4,688,951
3.450%	04/10/22		3,125	3,148,906
3.500%	07/10/19(a)		2,500	2,568,445
3.700%	05/09/23		1,605	1,611,051
Hyundai Capital America,
Sr. Unsec’d. Notes, MTN, 144A
2.400%	10/30/18		2,000	2,006,290
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
4.125%	12/15/18		1,500	1,531,875
4.250%	11/15/19		250	256,563
Sr. Unsec’d. Notes, 144A
2.200%	01/15/24	EUR	300	316,681
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.125%	05/23/19		200	199,410

				32,955,263

Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
3.500%	08/15/24	EUR	701	752,653
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.625%	10/15/22(a)		2,315	2,384,449
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.000%	05/31/26		650	666,250
5.125%	11/15/23(a)		525	547,313
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, PIK, 144A
3.250%	09/15/23	EUR	1,000	1,092,353
3.750%	09/15/26	EUR	975	1,056,255
Lear Corp.,
Gtd. Notes
5.250%	01/15/25		2,500	2,636,118
LKQ Italia Bondco SpA,
Gtd. Notes, 144A
3.875%	04/01/24	EUR	1,250	1,405,407

				10,540,798

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks — 3.5%
Banca Carige SpA (Italy),
Covered Bonds, EMTN, RegS
3.875%	10/24/18	EUR	2,800	$3,115,235
Banco Popular Espanol SA (Spain),
Jr. Sub. Notes, RegS
8.250%(c)	04/29/49	EUR	2,200	2,150,995
Bank of America Corp.,
Jr. Sub. Notes
6.300%(c)	12/31/49		795	864,563
Sr. Unsec’d. Notes, GMTN
6.400%	08/28/17		7,000	7,135,926
Sr. Unsec’d. Notes, MTN
4.000%	04/01/24		2,200	2,280,956
4.125%	01/22/24		1,100	1,148,991
4.443%(c)	01/20/48		970	976,270
5.000%	05/13/21		5,085	5,521,161
6.875%	04/25/18		1,400	1,473,126
Sub. Notes, EMTN
0.400%(c)	05/23/17	EUR	600	640,200
Sub. Notes, MTN
4.000%	01/22/25		4,750	4,744,998
4.450%	03/03/26		4,090	4,194,483
Bank of America NA,
Sr. Unsec’d. Notes
1.750%	06/05/18(a)		3,500	3,508,929
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.625%(c)	12/31/49		1,205	1,156,800
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.635%(c)	01/10/23		2,600	2,627,726
3.144%(c)	08/10/21		4,000	4,173,119
3.200%	08/10/21		1,835	1,836,081
4.375%	01/12/26		1,285	1,302,157
Sr. Unsec’d. Notes, EMTN, RegS
3.250%	02/12/27	GBP	2,000	2,535,649
BNP Paribas SA (France),
Sub. Notes, 144A
4.625%	03/13/27		660	659,829
Citigroup, Inc.,
Jr. Sub. Notes
5.950%(c)	12/31/49		2,395	2,496,788
6.125%(c)	12/31/49(a)		1,020	1,076,100
6.250%(c)	12/31/49		410	442,288
8.400%(c)	04/29/49		2,400	2,544,000
Sr. Unsec’d. Notes
1.554%(c)	05/01/17		7,500	7,502,760
2.485%(c)	09/01/23		1,500	1,542,450
2.700%	03/30/21		1,800	1,802,146
3.700%	01/12/26		3,025	3,027,807
Sub. Notes
4.300%	11/20/26(a)		700	706,710
4.450%	09/29/27		3,850	3,896,366
Commerzbank Finance & Covered Bond SA (Luxembourg),
Covered Bonds
4.250%	06/04/18	EUR	5,100	5,700,141
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
2.750%	03/26/20		500	500,758

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
3.314%(c)	04/16/21		3,100	$3,252,077
3.450%	04/16/21		2,500	2,536,070
3.750%	03/26/25		2,240	2,203,674
3.800%	09/15/22		3,350	3,395,587
3.800%	06/09/23		1,650	1,656,755
DBS Group Holdings Ltd. (Singapore),
Sr. Unsec’d. Notes, MTN, 144A
2.246%	07/16/19		1,100	1,102,960
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
1.875%	02/13/18		1,175	1,173,722
Sr. Unsec’d. Notes, 144A
4.250%	10/14/21		7,000	7,174,111
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21		160	160,971
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26		390	374,375
4.200%	08/08/23		2,000	2,082,822
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.300%(c)	12/31/49		440	448,250
5.375%(c)	12/31/49		1,850	1,891,625
Sr. Unsec’d. Notes
2.331%(c)	09/15/20(a)		2,400	2,434,757
3.500%	01/23/25		8,995	8,960,369
3.750%	02/25/26		235	236,508
3.850%	01/26/27		1,905	1,914,291
HBOS Capital Funding LP (United Kingdom),
Gtd. Notes
9.540%(c)	03/29/49	GBP	200	264,361
ING Bank NV (Netherlands),
Covered Bonds, MTN, 144A
2.625%	12/05/22		900	896,873
Intesa Sanpaolo SpA (Italy),
Sub. Notes, MTN, 144A
5.017%	06/26/24		2,100	1,975,535
Itau Corp. Banca (Chile),
Sr. Unsec’d. Notes
3.125%	01/15/18		2,700	2,721,321
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.300%(c)	12/31/49		2,750	2,849,688
Sr. Unsec’d. Notes
2.535%(c)	03/01/21		4,800	4,949,064
2.950%	10/01/26		1,430	1,359,593
3.125%	01/23/25		5,740	5,639,952
3.200%	01/25/23		2,265	2,288,067
3.900%	07/15/25		2,500	2,584,193
Sub. Notes
3.875%	09/10/24		1,250	1,266,978
4.250%	10/01/27		1,175	1,203,813
Lloyds Bank PLC (United Kingdom),
Jr. Sub. Notes, 144A
12.000%(c)	12/29/49		5,700	7,643,700
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes
2.900%	02/06/25		2,300	2,261,505

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.935%(c)	03/01/21		1,000	$1,034,076
Morgan Stanley,
Jr. Sub. Notes
5.550%(c)	12/31/49		1,535	1,579,208
Sr. Unsec’d. Notes
4.375%	01/22/47		670	670,485
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26		885	844,710
4.300%	01/27/45		3,070	3,036,595
Sub. Notes, GMTN
4.350%	09/08/26		1,450	1,485,199
MUFG Americas Holdings Corp.,
Sr. Unsec’d. Notes
2.250%	02/10/20		2,800	2,797,530
National City Corp.,
Sub. Notes
6.875%	05/15/19		3,930	4,316,233
Novo Banco SA (Portugal),
Sr. Unsec’d. Notes, EMTN
5.000%	04/04/19	EUR	2,585	2,523,283
Nykredit Realkredit A/S (Denmark),
Covered Bonds
1.000%	04/01/17	DKK	7,000	1,003,822
1.000%	07/01/17	DKK	20,900	3,005,439
1.000%	10/01/17	DKK	102,500	14,811,129
1.000%	01/01/18	DKK	38,200	5,530,214
1.000%	04/01/18	DKK	79,100	11,501,124
2.000%	04/01/17	DKK	3,800	544,871
2.000%	07/01/17	DKK	15,000	2,163,241
2.000%	10/01/17	DKK	47,700	6,922,711
2.000%	04/01/18	DKK	36,900	5,422,119
Covered Bonds, RegS
2.500%	10/01/47	DKK	5,691	830,054
PNC Bank NA,
Sr. Unsec’d. Notes, MTN
3.250%	06/01/25		2,335	2,347,312
Realkredit Danmark A/S (Denmark),
Covered Bonds
1.000%	04/01/17	DKK	35,700	5,116,901
1.000%	04/01/18	DKK	54,300	7,895,209
1.000%	04/01/18	DKK	52,600	7,643,715
2.000%	04/01/17	DKK	53,900	7,728,014
Covered Bonds, MTN
2.500%	10/01/47	DKK	4,116	601,072
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes, EMTN
6.934%	04/09/18	EUR	400	454,415
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
2.504%(c)	11/24/17		100	100,651
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.875%	10/16/20		2,000	2,002,084
2.875%	08/05/21		2,300	2,270,068
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes
2.375%	03/16/20		2,500	2,506,523

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Stadshypotek AB (Sweden),
Covered Bonds, 144A
1.875%	10/02/19		1,900	$1,894,167
Covered Bonds, MTN
4.250%	10/10/17	AUD	3,800	2,931,957

State Street Corp.,
Jr. Sub. Notes
5.250%(c)	12/31/49		1,280	1,340,800
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
2.450%	01/16/20		2,025	2,033,110
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
1.610%(c)	03/06/19		2,500	2,503,803
1.934%(c)	10/18/19		4,400	4,435,253
2.050%	03/06/19		1,000	998,533
Toronto-Dominion Bank (The) (Canada),
Covered Bonds, 144A
2.250%	03/15/21		1,400	1,395,867
2.500%	01/18/23		3,100	3,105,441
UBS AG (Switzerland),
Sub. Notes, EMTN, RegS
4.750%(c)	05/22/23		3,000	3,067,499
UBS Group Funding Jersey Ltd. (Switzerland),
Gtd. Notes, 144A
2.650%	02/01/22		2,900	2,843,070
Wells Fargo & Co.,
Jr. Sub. Notes
7.980%(c)	03/29/49		5,500	5,747,500
Sr. Unsec’d. Notes
2.269%(c)	10/31/23		2,100	2,138,520
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
1.850%	11/26/18		2,200	2,208,855

				307,521,457

Beverages — 0.0%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		2,115	2,237,583
4.900%	02/01/46		565	610,609

				2,848,192

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.663%	06/15/51		2,381	2,382,481
Celgene Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/22		950	965,848

				3,348,329

Building Materials — 0.1%
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
9.375%	10/12/22		1,975	2,133,988
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24(g)		2,200	2,228,864

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Building Materials (cont’d.)
U.S. Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24	600	$621,000

			4,983,852

Chemicals — 0.2%
Agrium, Inc. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35	175	167,687
5.250%	01/15/45	1,220	1,323,513
Blue Cube Spinco, Inc.,
Gtd. Notes
9.750%	10/15/23(a)	1,605	1,921,988
CF Industries, Inc.,
Sr. Unsec’d. Notes
5.375%	03/15/44	1,230	1,073,175
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.125%	11/15/21	1,480	1,570,326
4.625%	10/01/44	1,050	1,076,864
Eastman Chemical Co.,
Sr. Unsec’d. Notes
2.700%	01/15/20(a)	2,750	2,787,615
3.800%	03/15/25	1,338	1,366,608
4.650%	10/15/44	330	332,119
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
4.625%	02/26/55	600	562,330
5.750%	04/15/24(a)	2,270	2,594,487
RPM International, Inc.,
Sr. Unsec’d. Notes
6.500%	02/15/18	2,745	2,856,488
Solvay Finance America LLC (Belgium),
Gtd. Notes, 144A
4.450%	12/03/25	1,400	1,460,021

			19,093,221

Commercial Services — 0.2%
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.250%	01/12/20	740	743,637
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26(g)	2,670	2,557,612
4.500%	02/15/45(g)	625	597,576
Experian Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.375%	06/15/17	5,900	5,907,546
Moody’s Corp.,
Sr. Unsec’d. Notes
1.414%(c)	09/04/18	2,380	2,384,125
United Rentals North America, Inc.,
Gtd. Notes
5.500%	05/15/27	450	454,500
5.875%	09/15/26	225	234,563

			12,879,559

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Computers — 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
Sr. Sec’d. Notes, 144A
3.480%	06/01/19		855	$876,129
4.420%	06/15/21		725	758,165
5.450%	06/15/23		2,500	2,697,533
6.020%	06/15/26		500	545,091
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
2.850%	10/05/18		585	592,049
Seagate HDD Cayman,
Gtd. Notes
3.750%	11/15/18		1,625	1,665,625

				7,134,592

Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
3.750%	05/15/19		100	102,680
4.500%	05/15/21		1,400	1,467,557
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
4.625%	10/30/20		200	211,363
5.000%	10/01/21		1,700	1,819,738
Ally Financial, Inc.,
Sr. Unsec’d. Notes
3.600%	05/21/18		7,000	7,087,500
Arrow Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.125%	09/15/24	GBP	375	486,375
BRFkredit A/S (Denmark),
Covered Bonds
1.000%	04/01/18	DKK	28,400	4,131,993
2.000%	10/01/17	DKK	3,600	522,469
2.500%	10/01/47	DKK	675	98,830
4.000%	01/01/18	DKK	47,800	7,083,559
CIT Group, Inc.,
Sr. Unsec’d. Notes
3.875%	02/19/19		100	102,375
4.250%	08/15/17		100	100,875
5.250%	03/15/18		6,416	6,588,429
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19		2,700	2,838,375
6.625%	04/01/18		111	115,579
Co-operative Group Holdings 2011 Ltd. (United Kingdom),
Gtd. Notes, RegS
7.500%	07/08/26	GBP	3,500	5,196,532
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust (Guernsey),
Pass-Through Certificates, 144A
5.125%	11/30/24		1,159	1,199,588
5.250%	05/30/25		727	757,563
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
7.125%	09/01/18		3,200	3,419,994
Sr. Unsec’d. Notes
5.875%	04/01/19		100	106,578
6.250%	05/15/19		200	215,498
LeasePlan Corp. NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.500%	05/16/18		2,100	2,105,219

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes(d)
2.851%(s)	12/23/24		200	$13,000
2.907%(s)	11/16/24		400	26,200
5.625%(s)	01/24/13		1,700	110,500
Navient Corp.,
Sr. Unsec’d. Notes, MTN
5.500%	01/15/19		700	725,200
8.450%	06/15/18		750	798,750
Nordea Kredit Realkreditaktieselskab (Denmark),
Covered Bonds
1.000%	10/01/17	DKK	56,500	8,159,719
1.000%	04/01/18	DKK	63,300	9,203,172
2.000%	10/01/17	DKK	29,200	4,237,802
2.000%	10/01/17	DKK	26,400	3,831,437
2.000%	01/01/18	DKK	34,500	5,041,801
2.000%	01/01/18	DKK	100	14,611
2.500%	10/01/47	DKK	1,146	160,256
OneMain Financial Holdings LLC,
Gtd. Notes, 144A
6.750%	12/15/19(a)		2,100	2,194,500
7.250%	12/15/21		900	942,750
Rio Oil Finance Trust (Brazil),
Sr. Sec’d. Notes, 144A
9.250%	07/06/24		3,455	3,497,998
9.750%	01/06/27		2,328	2,345,252
Sr. Sec’d. Notes, RegS
9.250%	07/06/24		1,546	1,564,894
Synchrony Financial,
Sr. Unsec’d. Notes
2.438%(c)	11/09/17		200	201,117
2.700%	02/03/20		5,050	5,070,251
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
4.253%	03/23/28		1,500	1,521,494

				95,419,373

Electric — 0.5%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.500%	01/12/18		3,000	3,008,099
AES Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	07/01/21		2,325	2,627,249
Calpine Corp.,
Sr. Unsec’d. Notes
5.500%	02/01/24(a)		1,300	1,293,097
Commonwealth Edison Co.,
First Mortgage
3.700%	03/01/45		475	448,880
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46		1,020	979,519
ContourGlobal Power Holdings SA,
Sr. Sec’d. Notes, 144A
5.125%	06/15/21(g)	EUR	1,300	1,457,227
Dominion Resources, Inc.,
Jr. Sub. Notes
4.104%	04/01/21		2,310	2,409,369

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Sr. Unsec’d. Notes
2.850%	08/15/26	405	$378,175
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	1,385	1,290,427
Dynegy, Inc.,
Gtd. Notes
6.750%	11/01/19	2,700	2,774,250
7.625%	11/01/24(a)	4,300	4,106,500
Gtd. Notes, 144A
8.000%	01/15/25(a)	5,300	5,074,750
Emera US Finance LP (Canada),
Gtd. Notes
3.550%	06/15/26	785	771,676
Enel Americas SA (Chile),
Sr. Unsec’d. Notes
4.000%	10/25/26	245	242,173
Entergy Corp.,
Sr. Unsec’d. Notes
5.125%	09/15/20	950	1,026,291
Entergy Gulf States Louisiana LLC,
First Mortgage
3.950%	10/01/20	1,700	1,784,522
Eversource Energy,
Sr. Unsec’d. Notes
3.150%	01/15/25	780	776,047
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20	795	805,926
Great Plains Energy, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/27(a)	570	575,549
Lamar Funding Ltd. (Oman),
Gtd. Notes, RegS
3.958%	05/07/25	2,500	2,374,375
NRG Energy, Inc.,
Gtd. Notes
7.250%	05/15/26(a)	425	437,750
NV Energy, Inc.,
Sr. Unsec’d. Notes
6.250%	11/15/20	250	280,784
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.300%	03/15/27	1,945	1,955,176
PECO Energy Co.,
First Ref. Mortgage
4.800%	10/15/43	910	1,000,083
PSEG Power LLC,
Gtd. Notes
3.000%	06/15/21	865	871,825
Red Oak Power LLC,
Sr. Sec’d. Notes
8.540%	11/30/19	506	505,678

			39,255,397

Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes, 144A
3.150%	06/15/26(a)	650	642,410

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Electronics (cont’d.)
Honeywell International, Inc.,
Sr. Unsec’d. Notes
0.650%	02/21/20	EUR	900	$974,183

				1,616,593

Entertainment — 0.1%
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23		1,550	1,566,275
Pinnacle Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	05/01/24		2,300	2,328,750

				3,895,025

Foods — 0.1%
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
Sr. Unsec’d. Notes, 144A
5.750%	03/15/25		500	484,999
Darling Ingredients, Inc.,
Gtd. Notes
5.375%	01/15/22		2,000	2,070,000
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23		1,800	1,813,500
JBS Investments GmbH (Brazil),
Gtd. Notes, 144A
7.750%	10/28/20		1,800	1,885,500
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A
5.750%	06/15/25(g)		2,050	2,070,500
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26		1,285	1,207,570
4.375%	06/01/46		375	351,901
5.000%	07/15/35		700	727,005
Post Holdings, Inc.,
Gtd. Notes, 144A
6.000%	12/15/22		1,500	1,578,750
Tyson Foods, Inc.,
Gtd. Notes
5.150%	08/15/44		190	199,152

				12,388,877

Forest Products & Paper — 0.0%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A
3.600%	03/01/25(g)		1,820	1,858,850
International Paper Co.,
Sr. Unsec’d. Notes
4.400%	08/15/47		550	519,200
4.800%	06/15/44		1,410	1,403,964

				3,782,014

Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.625%	05/20/24		700	703,499
5.875%	08/20/26		700	696,499

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Gas (cont’d.)
Sempra Energy,
Sr. Unsec’d. Notes
2.400%	03/15/20	945	$948,422

			2,348,420

Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
2.900%	11/30/21	2,600	2,611,375
Becton Dickinson and Co.,
Sr. Unsec’d. Notes
4.685%	12/15/44	1,400	1,461,393
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45	2,360	2,533,956
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
2.700%	04/01/20	1,300	1,309,194

			7,915,918

Healthcare-Services — 0.4%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24	1,000	1,021,185
6.750%	12/15/37	1,410	1,887,250
Anthem, Inc.,
Sr. Unsec’d. Notes
7.000%	02/15/19	2,600	2,828,327
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/22	1,425	1,464,188
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22(a)	1,700	1,462,000
8.000%	11/15/19(a)	3,200	3,140,000
Cigna Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/25	2,400	2,372,309
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21	5,000	5,396,875
HCA, Inc.,
Gtd. Notes
5.875%	02/15/26	375	395,625
HealthSouth Corp.,
Gtd. Notes
5.125%	03/15/23	300	300,000
5.750%	11/01/24	1,600	1,612,000
Humana, Inc.,
Sr. Unsec’d. Notes
4.800%	03/15/47	150	156,809
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.625%	02/01/20	270	271,424
3.200%	02/01/22	1,225	1,230,550
4.625%	11/15/20	550	586,106
MEDNAX, Inc.,
Gtd. Notes, 144A
5.250%	12/01/23	1,075	1,096,500

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
New York and Presbyterian Hospital (The),
Unsec’d. Notes
4.024%	08/01/45		350	$343,735
4.763%	08/01/16		675	623,188
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.500%	03/30/20		1,040	1,046,498
3.450%	06/01/26		285	280,715
3.500%	03/30/25		1,650	1,633,748
Select Medical Corp.,
Gtd. Notes
6.375%	06/01/21(a)		2,400	2,424,000
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.000%	10/01/20		500	528,750
6.250%	11/01/18		1,000	1,049,375
Sr. Unsec’d. Notes
5.500%	03/01/19		1,500	1,518,750
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.625%	07/15/35		1,670	1,820,687

				36,490,594

Home Builders — 0.1%
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.500%	12/15/20		1,500	1,550,625
CalAtlantic Group, Inc.,
Gtd. Notes
8.375%	05/15/18		3,000	3,202,500
M/I Homes, Inc.,
Gtd. Notes
6.750%	01/15/21		2,200	2,303,268
PulteGroup, Inc.,
Gtd. Notes
5.500%	03/01/26		1,500	1,552,500
William Lyon Homes, Inc.,
Gtd. Notes
7.000%	08/15/22		2,000	2,090,000

				10,698,893

Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26		650	640,900

Household Products/Wares — 0.0%
Spectrum Brands, Inc.,
Gtd. Notes, 144A
4.000%	10/01/26	EUR	1,250	1,370,794

Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
2.875%	12/01/19		2,050	2,086,429
3.850%	04/01/23		1,500	1,550,361
4.200%	04/01/26		145	150,908
5.500%	04/01/46		310	351,823

				4,139,521

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/26(a)			4,855	$4,871,463
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43			660	706,329
Chubb INA Holdings, Inc.,
Gtd. Notes
3.150%	03/15/25			840	841,517
HUB International Ltd.,
Sr. Unsec’d. Notes, 144A
7.875%	10/01/21			400	417,000
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24		EUR	700	757,267
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44			1,780	1,804,881
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23			3,360	3,438,886
MetLife, Inc.,
Sr. Unsec’d. Notes
4.368%	09/15/23			905	974,349
6.817%	08/15/18	A3		100	106,610
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40			980	1,242,709
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44			1,530	1,654,600
TIAA Asset Management Finance Co. LLC,
Sr. Unsec’d. Notes, 144A
2.950%	11/01/19(g)			570	579,381

					17,394,992

Internet — 0.1%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
3.600%	11/28/24			6,000	6,043,019
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.250%	08/06/18			3,900	3,957,041

					10,000,060

Iron/Steel — 0.0%
Bao-Trans Enterprises Ltd. (China),
Sr. Unsec’d. Notes, RegS
3.750%	12/12/18			900	914,393
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.250%	08/10/26			423	459,484

					1,373,877

Leisure Time — 0.0%
Viking Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
8.500%	10/15/22(g)			1,105	1,146,438

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Lodging — 0.1%
Boyd Gaming Corp.,
Gtd. Notes
6.875%	05/15/23	1,500	$1,616,250
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
4.850%	03/15/26	1,400	1,498,349
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.125%	06/15/26	2,720	2,620,886
MGM Resorts International,
Gtd. Notes
8.625%	02/01/19	3,150	3,457,125
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.250%	10/15/21	2,500	2,550,000

			11,742,610

Media — 0.5%
Altice SA (Luxembourg),
Gtd. Notes, 144A
7.750%	05/15/22	5,100	5,412,375
Gtd. Notes, RegS
7.250%	05/15/22	EUR 1,500	1,693,145
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.500%	05/15/26	1,600	1,643,999
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
7.750%	04/15/18(a)	1,000	1,042,500
8.625%	09/15/17	1,875	1,926,563
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23	2,425	2,497,750
5.375%	05/01/25	1,500	1,539,375
5.875%	04/01/24	800	844,000
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
6.375%	09/15/20	1,600	1,648,000
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22(a)	7,700	8,119,889
6.384%	10/23/35	790	898,034
6.484%	10/23/45	955	1,099,526
6.834%	10/23/55	250	290,476
DISH DBS Corp.,
Gtd. Notes
7.875%	09/01/19	1,000	1,102,500
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes
5.000%	05/13/45	500	455,928
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22(a)	1,450	1,482,625
SFR Group SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26	1,500	1,545,000

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Time Warner, Inc.,
Gtd. Notes
2.950%	07/15/26			2,100	$1,955,461
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, RegS
4.000%	01/15/25		EUR	1,000	1,108,142
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25(g)			925	909,969
Virgin Media Sec’d. Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.000%	04/15/27		GBP	2,600	3,281,961
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
5.500%	01/15/25		GBP	1,440	1,889,870

					42,387,088

Mining — 0.2%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43	Baa2		370	428,786
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
4.500%	09/16/25(v)			13,500	14,212,711
New Gold, Inc. (Canada),
Gtd. Notes, 144A
7.000%	04/15/20			1,000	1,000,000
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.875%	04/23/45			825	855,418
6.750%	04/16/40			500	563,875

					17,060,790

Miscellaneous Manufacturing — 0.0%
Ingersoll-Rand Luxembourg Finance SA,
Gtd. Notes
3.550%	11/01/24			1,410	1,430,968

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23			1,200	1,213,500
Xerox Corp.,
Sr. Unsec’d. Notes
2.750%	09/01/20			1,148	1,137,550

					2,351,050

Oil & Gas — 0.4%
Anadarko Finance Co.,
Gtd. Notes
7.500%	05/01/31			1,200	1,523,990
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
6.200%	03/15/40			885	999,368
Apache Corp.,
Sr. Unsec’d. Notes
5.100%	09/01/40			625	643,088
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41			500	528,773

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
7.950%	04/15/32		1,700	$2,205,106
Helmerich & Payne International Drilling Co.,
Gtd. Notes
4.650%	03/15/25		1,610	1,673,787
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24		1,275	1,505,240
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44		1,000	1,022,584
5.250%	11/15/43		750	779,918
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.000%	02/15/27		445	428,096
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.350%	06/30/22		4,576	2,505,360
Odebrecht Offshore Drilling Finance Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.625%	10/01/23		1,006	372,338
6.750%	10/01/23		827	305,953
ONGC Videsh Ltd. (India),
Gtd. Notes, RegS
4.625%	07/15/24		2,500	2,627,515
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.375%	01/27/21(a)		2,400	2,463,600
6.125%	01/17/22		1,130	1,185,935
7.375%	01/17/27		365	385,878
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.375%	01/23/45		773	753,845
Gtd. Notes, 144A
6.500%	03/13/27		340	365,755
Phillips 66,
Gtd. Notes
4.875%	11/15/44		230	230,978
Reliance Industries Ltd. (India),
Sr. Unsec’d. Notes, RegS
4.125%	01/28/25		5,000	5,118,515
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22		1,800	1,818,900
Transocean Phoenix 2 Ltd.,
Sr. Sec’d. Notes, 144A
7.750%	10/15/24		2,000	2,150,000

				31,594,522

Packaging & Containers — 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Sr. Sec’d. Notes, 144A
4.625%	05/15/23		600	604,499
Ball Corp.,
Gtd. Notes
4.375%	12/15/23	EUR	825	973,801
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
5.875%	08/15/23		450	476,156
6.375%	08/15/25		325	347,344

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Packaging & Containers (cont’d.)

			$2,401,800

Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	05/14/26	430	413,349
3.600%	05/14/25	970	970,183
4.500%	05/14/35	1,625	1,613,797
Actavis Funding SCS,
Gtd. Notes
4.550%	03/15/35	1,970	1,975,354
4.750%	03/15/45	365	366,563
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25(a)	470	472,717
Catalent Pharma Solutions, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	12/15/24	EUR 665	748,693
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23	1,550	1,356,250
6.000%	02/01/25	500	426,250
Mylan NV,
Gtd. Notes
3.150%	06/15/21	1,100	1,104,045
3.950%	06/15/26	1,690	1,654,213
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
1.900%	09/23/19	2,500	2,481,983
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
3.150%	10/01/26(a)	490	451,542
4.100%	10/01/46	155	133,516
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.375%	03/15/20(a)	2,000	1,790,000
6.125%	04/15/25(a)	325	250,250
6.750%	08/15/21	2,200	1,897,500

			18,106,205

Pipelines — 0.3%
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.,
Gtd. Notes, 144A
4.150%	08/15/26	1,555	1,519,771
DCP Midstream Operating LP,
Gtd. Notes, 144A
5.350%	03/15/20	686	710,010
Enterprise Products Operating LLC,
Gtd. Notes
4.900%	05/15/46	2,020	2,067,611
EQT Midstream Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/26(a)	2,600	2,574,850
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38(g)	853	873,836
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	09/01/23	900	885,794

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
4.300%	05/01/24	1,200	$1,219,780
6.850%	02/15/20	100	111,288
Kinder Morgan, Inc.,
Gtd. Notes
7.250%	06/01/18	100	105,799
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.200%	03/15/25	1,875	1,814,124
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47	105	105,658
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes, 144A
5.000%	03/15/27	3,800	3,972,281
Spectra Energy Capital LLC,
Gtd. Notes
6.200%	04/15/18	700	730,100
Western Gas Partners LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	2,799	2,770,800
Williams Partners LP,
Sr. Unsec’d. Notes
4.000%	09/15/25	675	677,843
4.300%	03/04/24	2,275	2,340,893

			22,480,438

Real Estate — 0.1%
Global Logistic Properties Ltd. (Singapore),
Sr. Unsec’d. Notes, EMTN, RegS
3.875%	06/04/25	1,800	1,689,217
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
3.125%	03/20/22(g)	3,000	3,031,617

			4,720,834

Real Estate Investment Trusts (REITs) — 0.2%
Camden Property Trust,
Sr. Unsec’d. Notes
4.625%	06/15/21	1,700	1,812,312
FelCor Lodging LP,
Gtd. Notes
6.000%	06/01/25	1,700	1,776,500
Goodman Funding Pty Ltd. (Australia),
Gtd. Notes, 144A
6.375%	11/12/20	1,300	1,453,447
6.375%	04/15/21	2,325	2,609,248
Highwoods Realty LP,
Sr. Unsec’d. Notes
3.875%	03/01/27	1,900	1,881,144
Regency Centers LP,
Gtd. Notes
4.800%	04/15/21	1,750	1,878,277
Select Income REIT,
Sr. Unsec’d. Notes
2.850%	02/01/18	605	608,852
Unibail-Rodamco SE (France),
Sr. Unsec’d. Notes, EMTN, RegS
1.651%(c)	04/16/19	1,500	1,493,069

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.000%	04/30/19	2,000	$2,068,572

			15,581,421

Retail — 0.2%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.250%	04/15/25	2,125	2,079,342
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24	925	913,438
CVS Health Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22	1,740	1,721,436
5.125%	07/20/45	510	562,681
5.300%	12/05/43	500	558,949
Dollar Tree, Inc.,
Gtd. Notes
5.750%	03/01/23	800	852,000
Dufry Finance SCA (Switzerland),
Gtd. Notes, 144A
4.500%	08/01/23	EUR 575	657,056
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23(a)	3,000	3,135,000
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.700%	12/09/35	220	230,527
PVH Corp.,
Sr. Unsec’d. Notes
4.500%	12/15/22	1,500	1,503,750
Unique Pub Finance Co. PLC (The) (United Kingdom),
Asset Backed, RegS
6.542%	03/30/21	GBP 948	1,291,125

			13,505,304

Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes, 144A
3.875%	01/15/27	1,690	1,698,910
Micron Technology, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/26	1,500	1,578,750
NXP BV/NXP Funding LLC (Netherlands),
Sr. Unsec’d. Notes, 144A
3.875%	09/01/22	1,000	1,022,500
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25	1,425	1,435,688

			5,735,848

Software — 0.1%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.000%	08/15/26	2,760	2,600,447
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23	2,325	2,493,563

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Software (cont’d.)
Infor US, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	08/15/20(g)		2,000	$2,079,400
Microsoft Corp.,
Sr. Unsec’d. Notes
3.950%	08/08/56		1,535	1,434,559
4.500%	02/06/57		740	761,819
Quintiles Ims, Inc.,
Gtd. Notes
3.500%	10/15/24	EUR	1,150	1,252,666

				10,622,454

Telecommunications — 0.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.617%(c)	01/15/20		900	905,943
3.400%	05/15/25		5,510	5,322,252
4.500%	05/15/35		425	401,211
4.750%	05/15/46		570	531,860
4.800%	06/15/44		905	848,357
5.250%	03/01/37		125	127,432
5.700%	03/01/57		100	103,308
5.875%	10/01/19		700	762,084
Bharti Airtel International Netherlands BV (India),
Gtd. Notes, 144A
5.125%	03/11/23		400	419,450
5.350%	05/20/24		655	693,273
Gtd. Notes, RegS
3.375%	05/20/21	EUR	500	578,217
5.125%	03/11/23		220	230,698
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23		900	803,250
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
7.000%	08/15/20		1,900	2,040,125
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Asset Backed, 144A
3.360%	03/20/23		2,000	1,995,000
TBG Global Pte Ltd. (Indonesia),
Gtd. Notes, RegS
4.625%	04/03/18		1,000	1,006,999
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, EMTN
6.375%	06/24/19	GBP	800	1,094,982
Telefonica Emisiones SAU (Spain),
Gtd. Notes
5.134%	04/27/20		100	107,714
T-Mobile USA, Inc.,
Gtd. Notes
6.500%	01/15/26		1,600	1,752,000
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.000%	11/01/21		100	100,404
4.862%	08/21/46		3,730	3,586,018
5.012%	08/21/54		2,375	2,253,110

				25,663,687

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.700%	09/01/45		1,430	$1,553,593
Hellenic Railways Organization SA (Greece),
Gov’t. Gtd. Notes, RegS
5.014%	12/27/17	EUR	1,000	1,017,464
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes, 144A
5.875%	07/05/34		7,600	8,075,000

				10,646,057

Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.050%	01/09/20(g)		2,490	2,529,708

TOTAL CORPORATE BONDS (cost $919,446,380)				916,842,719

FOREIGN GOVERNMENT BONDS — 2.7%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes, 144A
6.875%	04/22/21		1,130	1,213,619
6.875%	01/26/27		2,100	2,129,400
7.500%	04/22/26		2,400	2,551,199
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.950%	02/11/20	EUR	3,400	3,876,496
Bundesobligation (Germany),
Bonds, RegS
0.707%(s)	04/17/20	EUR	6,700	7,292,749
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond (Germany),
Bonds, TIPS, RegS
0.750%	04/15/18	EUR	3,500	4,061,800
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.000%	06/15/45		375	376,125
11.750%	02/25/20		250	315,500
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, TIPS, RegS
0.100%	04/15/23	EUR	800	962,617
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes
1.050%	06/20/23	JPY	150,000	1,432,241
Gov’t. Gtd. Notes, MTN, 144A
1.625%	09/01/21		5,000	4,810,500
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
6.850%	01/27/45		680	702,100
7.450%	04/30/44		200	220,000
7.500%	05/06/21		750	828,750
Sr. Unsec’d. Notes, RegS
7.500%	05/06/21		1,060	1,171,299
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27		3,300	2,953,500
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.500%	09/01/23	AUD	600	375,746

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN, RegS
0.500%	08/10/23	AUD	2,900	$1,804,190
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes, 144A
5.000%	09/23/21		7,700	7,596,851
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
2.625%	12/30/20		2,500	2,506,215
4.000%	01/29/21		300	313,754
5.000%	04/11/22		2,600	2,856,378
French Republic Government Bond OAT (France),
Bonds, TIPS, RegS
0.100%	03/01/21	EUR	300	337,812
2.250%	07/25/20	EUR	610	896,540
Hellenic Republic Government Bond (Greece),
Bonds, RegS
3.000%(c)	02/24/23	EUR	3	2,632
3.000%(c)	02/24/25	EUR	3	2,562
3.000%(c)	02/24/26	EUR	9	7,499
3.000%(c)	02/24/29	EUR	31	24,073
3.000%(c)	02/24/30	EUR	27	20,610
3.000%(c)	02/24/31	EUR	31	23,253
3.000%(c)	02/24/32	EUR	24	17,725
3.000%(c)	02/24/33	EUR	20	14,551
3.000%(c)	02/24/34	EUR	13	9,356
3.000%(c)	02/24/36	EUR	43	30,241
3.000%(c)	02/24/37	EUR	86	60,324
3.000%(c)	02/24/38	EUR	86	60,121
3.000%(c)	02/24/40	EUR	16	11,181
3.000%(c)	02/24/41	EUR	9	6,272
3.000%(c)	02/24/42	EUR	58	40,590
Sr. Unsec’d. Notes, RegS, 144A
4.750%	04/17/19	EUR	671	677,965
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes, EMTN
3.800%	08/08/17	JPY	639,000	5,480,201
4.500%	07/03/17	JPY	200,000	1,742,190
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.750%	11/22/23		1,900	2,147,000
6.375%	03/29/21		2,280	2,567,850
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
3.375%	07/30/25	EUR	1,125	1,281,548
Sr. Unsec’d. Notes, MTN, 144A
2.875%	07/08/21	EUR	5,600	6,379,590
3.750%	06/14/28	EUR	375	428,055
Sr. Unsec’d. Notes, MTN, RegS
3.750%	06/14/28	EUR	500	570,740
Sr. Unsec’d. Notes, RegS
6.875%	01/17/18		200	207,986
Instituto de Credito Oficial (Spain),
Gov’t. Gtd. Notes, EMTN, RegS
5.000%	04/10/17		500	499,749
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds
2.000%	12/01/25	EUR	7,600	8,089,478

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Italy Buoni Poliennali del Tesoro (Italy),
Sr. Unsec’d. Notes, RegS, 144A
4.750%	09/01/28	EUR	1,600	$2,096,226
Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN, RegS
6.000%	08/04/28	GBP	2,100	3,243,717
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.250%	02/24/20		800	801,136
Korea Housing Finance Corp. (South Korea),
Covered Bonds, 144A
2.000%	10/11/21		4,500	4,339,827
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes, 144A
2.750%	03/20/22(g)		3,000	3,006,150
Mexican Bonos (Mexico),
Bonds
4.750%	06/14/18	MXN	15,469	808,935
7.750%	05/29/31	MXN	10,752	596,860
Mexican Bonos de Proteccion al Ahorro (Mexico),
Bonds
6.320%(c)	01/04/18	MXN	53,400	2,709,247
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.600%	01/23/46		505	483,538
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		1,000	972,500
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes, RegS
2.000%	09/20/25	NZD	5,300	3,886,659
2.500%	09/20/35	NZD	1,700	1,243,697
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
9.500%	02/02/30		1,000	1,580,075
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, MTN, RegS
5.125%	10/15/24		4,500	4,361,399
Province of British Columbia (Canada),
Unsec’d. Notes
4.300%	06/18/42	CAD	300	270,243
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.400%	02/08/22		315	316,187
2.450%	06/29/22		800	802,391
4.000%	10/07/19		600	631,887
4.400%	04/14/20		310	332,111
Unsec’d. Notes
3.150%	06/02/22	CAD	7,500	6,027,127
3.450%	06/02/45	CAD	3,000	2,352,265
3.500%	06/02/24	CAD	3,000	2,462,624
Province of Quebec (Canada),
Bonds
5.000%	12/01/41	CAD	200	195,550
Notes
4.250%	12/01/21	CAD	1,100	924,328
Sr. Unsec’d. Notes
2.750%	08/25/21		2,200	2,250,219
3.750%	09/01/24	CAD	1,600	1,334,984
Unsec’d. Notes
3.500%	12/01/22	CAD	1,600	1,311,294

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Unsec’d. Notes, MTN
7.295%	07/22/26		2,400	$3,085,418
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
5.750%	06/15/19		3,200	3,303,999
9.950%	06/09/21		1,450	1,649,665
Queensland Treasury Corp. (Australia),
Gov’t. Gtd. Notes, MTN, RegS, 144A
3.000%	03/22/24(g)	AUD	4,100	3,169,364
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, MTN, 144A
3.250%	10/26/26		1,400	1,360,800
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes, RegS
5.850%	05/10/23		3,000	3,441,947
South Africa Government Bond (South Africa),
Bonds
8.000%	12/21/18	ZAR	6,700	502,141
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
3.750%	07/24/26	EUR	2,500	2,787,023
Spain Government Bond (Spain),
Bonds, RegS, 144A
3.800%	04/30/24	EUR	4,600	5,827,918
Sr. Unsec’d. Notes, RegS, 144A
2.150%	10/31/25	EUR	100	112,923
2.750%	10/31/24	EUR	19,300	22,918,570
2.900%	10/31/46	EUR	300	319,566
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	200	296,608
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes, 144A
5.750%	01/18/22		7,000	7,182,287
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.625%	03/30/21		1,500	1,566,300
7.000%	06/05/20		600	654,678
United Kingdom Gilt (United Kingdom),
Bonds, RegS
4.000%	03/07/22	GBP	3,300	4,862,285
4.250%	06/07/32	GBP	500	861,585
4.250%	12/07/40	GBP	3,100	5,773,034
Bonds, TIPS, RegS
4.250%	03/07/36	GBP	400	713,274
Unsec’d. Notes, RegS
3.250%	01/22/44	GBP	17,900	29,469,794
3.500%	01/22/45	GBP	800	1,383,244
4.500%	09/07/34	GBP	200	361,368
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds, TIPS, RegS
0.125%	03/22/58	GBP	90	241,542
0.125%	11/22/65	GBP	762	2,328,632
0.125%	03/22/68	GBP	140	472,629
Sr. Unsec’d. Notes, RegS
0.125%	03/22/46	GBP	600	1,288,944

TOTAL FOREIGN GOVERNMENT BONDS (cost $248,823,253)				237,265,437

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS — 0.4%
California — 0.1%
Irvine Ranch Water District,
Special Assessment
6.622%	05/01/40	2,000	$2,618,580
San Diego County Regional Airport Authority,
Revenue Bonds, BABs
6.628%	07/01/40	1,100	1,233,705
State of California,
General Obligation Unlimited, BABs
7.600%	11/01/40	3,000	4,475,640
7.625%	03/01/40	200	292,084

			8,620,009

Georgia — 0.1%
Municipal Electric Authority of Georgia,
Revenue Bonds, BABs
6.655%	04/01/57	4,000	4,497,640

Illinois — 0.1%
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40	600	747,774
City of Chicago,
General Obligation Unlimited
6.314%	01/01/44	735	657,274
7.045%	01/01/29	5,180	5,278,265
7.375%	01/01/33	1,700	1,737,315
7.750%	01/01/42	2,000	2,051,020

			10,471,648

New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.687%	11/15/40	1,500	1,993,260
New York City Water & Sewer System,
Revenue Bonds, BABs
5.952%	06/15/42	435	562,281
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	4,000	4,176,840

			6,732,381

Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
8.084%	02/15/50	800	1,226,775

TOTAL MUNICIPAL BONDS (cost $31,314,129)			31,548,453

NON-CORPORATE FOREIGN AGENCIES — 0.2%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	1,025	1,008,498
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
6.510%	03/07/22	1,530	1,692,838
Sr. Unsec’d. Notes, RegS
4.950%	07/19/22	770	798,222
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, MTN, 144A
9.125%	07/02/18	1,800	1,939,183

Interest Rate	Maturity Date	Principal Amount (000)#	Value
NON-CORPORATE FOREIGN AGENCIES (Continued)
Majapahit Holding BV (Indonesia),
Gtd. Notes, RegS
7.750%	01/20/20	3,300	$3,723,059
Petrobras Global Finance BV (Brazil),
Gtd. Notes
8.375%	05/23/21	4,700	5,308,650
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	01/21/21	1,310	1,386,635
Gtd. Notes, 144A
5.375%	03/13/22	375	392,813
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21	900	986,121

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $16,465,257)			17,236,019

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.1%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
3.362%(c)	09/25/35	151	125,007
Alternative Loan Trust,
Series 2005-21CB, Class A3
5.250%	06/25/35	11	10,248
Series 2005-56, Class 2A2
2.589%(c)	11/25/35	15	12,728
Series 2005-56, Class 2A3
2.049%(c)	11/25/35	15	12,368
Series 2005-62, Class 2A1
1.638%(c)	12/25/35	231	206,827
Series 2005-76, Class 2A1
1.638%(c)	02/25/36	18	15,772
Series 2005-81, Class A1
1.262%(c)	02/25/37	1,623	1,329,825
Series 2005-82, Class A1
1.252%(c)	02/25/36	3,916	3,359,167
Series 2005-J12, Class 2A1
1.252%(c)	08/25/35	2,009	1,272,675
Series 2006-2CB, Class A14
5.500%	03/25/36	37	28,833
Series 2006-40T1, Class 2A1
6.000%	12/25/36	1,322	684,571
Series 2006-OA11, Class A1B
1.172%(c)	09/25/46	86	66,636
Series 2006-OA19, Class A1
1.158%(c)	02/20/47	2,237	1,615,366
Series 2006-OA2, Class A5
1.208%(c)	05/20/46	1,841	1,193,222
Series 2006-OA22, Class A1
1.142%(c)	02/25/47	136	114,602
Series 2007-16CB, Class 5A1
6.250%	08/25/37	34	29,124
American Home Mortgage Assets Trust,
Series 2007-1, Class A1
1.338%(c)	02/25/47	1,943	1,127,035

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Banc of America Funding Corp.,
Series 2015-R3, Class 1A1, 144A
1.172%(c)	03/27/36		3,487	$3,331,576
Series 2015-R3, Class 2A1, 144A
1.112%(c)	02/27/37		3,575	3,353,435
Series 2015-R3, Class 6A1, 144A
1.152%(c)	05/27/36		3,556	3,428,156
Banc of America Funding Trust,
Series 2006-8T2, Class A10
5.753%	10/25/36		29	25,268
Series 2006-J, Class 4A1
3.500%(c)	01/20/47		950	824,711
Series 2015-R2, Class 5A1, 144A
1.147%(c)	09/29/36		3,598	3,408,814
Series 2015-R4, Class 4A1, 144A
3.500%(c)	07/26/36		1,448	1,446,249
Banc of America Mortgage Trust,
Series 2005-E, Class 2A1
3.240%(c)	06/25/35		51	48,011
Series 2005-H, Class 2A1
3.226%(c)	09/25/35		26	25,108
Series 2005-H, Class 2A5
3.226%(c)	09/25/35		314	299,498
Bankinter 8 Fondo de Titulizacion de Activos (Spain),
Series 8, Class A, RegS
1.848%(s)	10/25/37	EUR	356	371,702
Bayview Opportunity Master Fund IVb Trust,
Series 2016-CRT1, Class M1, 144A
2.732%(c)	10/27/27		528	527,480
Series 2017-CRT1, Class M, 144A
3.132%(c)	10/25/28		1,143	1,143,826
BCAP LLC Trust,
Series 2011-RR4, Class 7A2, 144A
13.989%(c)	04/26/37		83	22,037
Series 2011-RR4, Class 8A2, 144A
9.741%(c)	02/26/36		1,603	595,336
Series 2011-RR5, Class 5A1, 144A
5.250%	08/26/37		300	308,241
Series 2011-RR5, Class 12A2, 144A
5.080%(c)	03/26/37		1,161	352,972
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-5, Class 1A2
3.001%(c)	08/25/33		7	7,164
Series 2003-9, Class 2A1
3.510%(c)	02/25/34		83	82,870
Series 2004-10, Class 13A1
3.348%(c)	01/25/35		82	79,227
Series 2004-10, Class 22A1
3.653%(c)	01/25/35		44	43,212
Series 2004-2, Class 22A
3.389%(c)	05/25/34		14	13,360
Series 2005-1, Class 2A1
3.466%(c)	03/25/35		34	33,028
Series 2005-2, Class A1
3.260%(c)	03/25/35		72	72,280
Series 2005-2, Class A2
3.636%(c)	03/25/35		18	18,324
Series 2005-4, Class 3A1

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
3.121%(c)	08/25/35		531	$482,997
Series 2005-5, Class A2
2.820%(c)	08/25/35		61	60,868
Bear Stearns Alt-A Trust,
Series 2005-7, Class 22A1
3.272%(c)	09/25/35		206	175,843
Series 2005-9, Class 24A1
3.236%(c)	11/25/35		106	86,547
Series 2005-10, Class 24A1
3.239%(c)	01/25/36		190	164,571
Series 2006-2, Class 23A1
3.387%(c)	03/25/36		208	159,234
Series 2006-4, Class 21A1
3.155%(c)	08/25/36		185	138,083
Series 2006-5, Class 2A2
3.527%(c)	08/25/36		282	206,328
Series 2006-6, Class 32A1
3.135%(c)	11/25/36		413	334,440
Series 2006-8, Class 3A1
1.142%(c)	02/25/34		75	68,466
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5, Class 1A1
1.142%(c)	12/25/46		2,553	2,111,438
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
3.504%(c)	01/26/36		1,176	1,069,791
Series 2007-R6, Class 2A1^
3.574%(c)	12/26/46		733	634,005
Berica ABS Srl (Italy),
Series 2011-1, Class A1, RegS
0.935%(s)	12/31/55	EUR	438	466,091
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB2, Class 2A
3.534%(c)	03/25/34		33	32,695
Series 2005-10, Class 1A2A
3.327%(c)	12/25/35		53	37,004
Series 2005-11, Class A2A
2.930%(c)	10/25/35		981	984,279
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12, Class 11A1
3.155%(c)	08/25/34		73	62,499
Series 2004-12, Class 12A1
3.122%(c)	08/25/34		207	177,383
Series 2004-22, Class A3
3.096%(c)	11/25/34		939	919,469
Series 2004-HYB5, Class 2A1
3.076%(c)	04/20/35		52	52,103
Series 2005-2, Class 1A1
1.622%(c)	03/25/35		567	444,005
Series 2005-9, Class 1A1
1.582%(c)	05/25/35		669	561,334
Series 2005-HYB6, Class 5A1
3.029%(c)	10/20/35		101	88,105
Series 2005-HYB9, Class 5A1
3.306%(c)	02/20/36		287	251,232
Series 2007-18, Class 1A1
6.000%	11/25/37		191	168,890

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR20, Class 2A1
2.975%(c)	08/25/33		9	$8,814
CSFB Mortgage-Backed Trust,
Series 2004-AR6, Class 9A2
1.722%(c)	10/25/34		57	53,552
CSMC Mortgage-Backed Trust,
Series 2007-3, Class 1A6A
5.579%(c)	04/25/37		225	115,171
CSMC Trust,
Series 2010-18R, Class 4A4, 144A
3.216%(c)	04/26/38		1,524	1,499,923
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2003-3, Class 3A1
5.000%	10/25/18		47	47,076
Series 2007-AR2, Class A1
1.132%(c)	03/25/37		1,672	1,368,696
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust,
Series 2006-AB4, Class A1B1
1.082%(c)	10/25/36		9	6,008
Series 2006-AB4, Class A6A2
5.886%	10/25/36		71	62,989
EuroMASTR PLC (United Kingdom),
Series 2007-1V, Class A2, RegS
0.544%(c)	06/15/40	GBP	1,100	1,311,026
Eurosail PLC (United Kingdom),
Series 2006-4X, Class A3C, RegS
0.507%(c)	12/10/44	GBP	1,306	1,604,405
Series 2007-3A, Class A2B, 144A
0.646%(c)	06/13/45	GBP	2	2,438
Series 2007-3X, Class A2C, RegS
0.646%(c)	06/13/45	GBP	1	1,157
Series 2007-3X, Class A3A, RegS
1.296%(c)	06/13/45	GBP	687	825,478
Series 2007-3X, Class A3C, RegS
1.296%(c)	06/13/45	GBP	229	275,123
Fannie Mae Connecticut Avenue Securities,
Series 2016-C04, Class 1M1
2.432%(c)	01/25/29		1,375	1,389,984
Series 2017-C01, Class 1M2
4.532%(c)	07/25/29		640	647,742
Fannie Mae REMICS,
Series 2005-54, Class ZM
4.500%	06/25/35		98	106,192
Series 2006-118, Class A2
0.859%(c)	12/25/36		66	64,257
Series 2011-3, Class FA
1.662%(c)	02/25/41		193	195,162
Series 2015-87, Class BF
1.282%(c)	12/25/45		2,542	2,533,575
F-E Mortgages Srl (Italy),
Series 1, Class A1, RegS
0.449%(s)	12/15/43	EUR	1,292	1,375,064
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA1, Class 1A1
3.023%(c)	03/25/35		531	404,964

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR2, Class 2A1
3.076%(c)	06/25/35	610	$581,155
Series 2007-AR1, Class 1A1
3.269%(c)	05/25/37	455	372,663
Freddie Mac Reference REMIC,
Series R006, Class ZA
6.000%	04/15/36	145	164,970
Freddie Mac REMICS,
Series 2906, Class GZ
5.000%	09/15/34	472	517,106
Series 3172, Class FK
1.362%(c)	08/15/33	131	131,535
Freddie Mac Strips,
Series 278, Class F1
1.362%(c)	09/15/42	956	954,926
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN4, Class M3
5.532%(c)	10/25/24	640	689,905
Series 2015-DNA1, Class M3
4.282%(c)	10/25/27	3,190	3,420,161
Series 2016-DNA3, Class M2
2.982%(c)	12/25/28	1,500	1,531,041
Series 2016-HQA2, Class M2
3.232%(c)	11/25/28	1,200	1,237,644
Series 2016-HQA3, Class M2
2.332%(c)	03/25/29	740	745,051
Series 2017-DNA1, Class M2
4.232%(c)	07/25/29	1,030	1,028,109
Government National Mortgage Assoc.,
Series 2014-H01, Class FD
1.430%(c)	01/20/64	1,605	1,607,542
Series 2014-H14, Class DF
1.280%(c)	07/20/64	2,808	2,796,909
Series 2015-H30, Class FA
1.460%(c)	08/20/61	2,227	2,234,037
Series 2016-H02, Class FH
1.781%(c)	01/20/66	2,653	2,684,769
GreenPoint Mortgage Pass-Through Certificates,
Series 2003-1, Class A1
3.674%(c)	10/25/33	365	360,279
GreenPoint MTA Trust,
Series 2005-AR3, Class 1A1
1.222%(c)	08/25/45	2,053	1,773,261
GSMSC Resecuritization Trust,
Series 2015-3R, Class 1A1, 144A
1.122%(c)	01/26/37	2,862	2,763,207
Series 2015-3R, Class 1A2, 144A
1.122%(c)	01/26/37	1,300	1,171,302
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
2.560%(c)	03/25/33	8	7,985
Series 2005-AR1, Class 1A1
3.489%(c)	01/25/35	19	17,811
Series 2005-AR2, Class 2A1
3.599%(c)	04/25/35	229	229,295
Series 2005-AR3, Class 6A1
3.324%(c)	05/25/35	278	256,648

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2006-AR1, Class 2A1
3.355%(c)	01/25/36	139	$130,228
Harborview Mortgage Loan Trust,
Series 2003-1, Class A
3.105%(c)	05/19/33	14	13,446
Series 2004-1, Class 2A
3.263%(c)	04/19/34	87	85,777
Series 2005-2, Class 2A1A
1.418%(c)	05/19/35	585	535,796
Series 2005-4, Class 3A1
3.163%(c)	07/19/35	37	32,474
Series 2005-10, Class 2A1A
1.288%(c)	11/19/35	638	518,378
Series 2006-5, Class 2A1A
1.158%(c)	07/19/46	116	66,143
HomeBanc Mortgage Trust,
Series 2005-4, Class A2
1.312%(c)	10/25/35	190	184,745
Impac Secured Assets Trust,
Series 2007-1, Class A2
1.142%(c)	03/25/37	2,235	1,878,904
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
3.593%(c)	11/25/35	44	40,877
Series 2007-AR1, Class 1A2
3.594%(c)	03/25/37	1,350	1,311,964
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10, Class 1A1
1.822%(c)	05/25/34	798	722,960
Series 2005-AR12, Class 2A1A
1.222%(c)	07/25/35	73	63,614
Series 2005-AR18, Class 2A1A
1.292%(c)	10/25/36	1,488	1,038,110
Series 2006-AR12, Class A1
1.172%(c)	09/25/46	290	248,729
JPMorgan Mortgage Trust,
Series 2003-A2, Class 3A1
2.822%(c)	11/25/33	7	6,733
Series 2005-A2, Class 7CB1
3.367%(c)	04/25/35	55	54,787
Series 2005-A6, Class 2A1
3.252%(c)	08/25/35	35	34,925
Series 2005-ALT1, Class 3A1
3.068%(c)	10/25/35	97	82,531
Series 2006-A1, Class 3A2
3.348%(c)	02/25/36	43	37,940
Series 2006-A7, Class 2A2
3.319%(c)	01/25/37	1,010	928,149
Series 2007-A1, Class 1A1
3.229%(c)	07/25/35	39	38,457
Series 2007-S3, Class 1A90
7.000%	08/25/37	256	228,754
Kensington Mortgage Securities PLC (United Kingdom),
Series 2007-1X, Class A3C, RegS
1.291%(c)	06/14/40	3,314	3,175,511
Lehman XS Trust,
Series 2007-4N, Class 1A2A
1.142%(c)	03/25/47	2,148	1,952,245

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2007-12N, Class 2A1
1.162%(c)	07/25/37		1,960	$1,617,077
LSTAR Securities Investment Ltd. (Cayman Islands),
Series 2015-6, Class A, 144A^
2.784%(c)	05/01/20		4,637	4,619,435
Series 2015-8, Class A1, 144A
2.784%(c)	08/01/20		1,746	1,748,242
Series 2015-9, Class A1, 144A^
2.784%(c)	10/01/20		1,187	1,182,638
Series 2016-1, Class A1, 144A
2.784%(c)	01/01/21		1,681	1,660,765
Series 2016-2, Class A, 144A
2.784%(c)	03/01/21		1,695	1,687,988
Series 2016-3, Class A, 144A
2.784%(c)	09/01/21		1,415	1,414,404
Series 2017-1, Class A, 144A
2.784%(c)	01/01/22		2,575	2,568,834
Ludgate Funding PLC (United Kingdom),
Series 2007-1, Class A2B, RegS
1.488%(s)	01/01/61	EUR	3,760	3,834,671
Mansard Mortgages PLC (United Kingdom),
Series 2007-2X, Class A1, RegS
0.994%(c)	12/15/49	GBP	2,349	2,859,173
Marche Mutui Srl (Italy),
Series 4, Class A, RegS
0.062%(c)	02/25/55	EUR	55	58,917
Series 6, Class A1, RegS
1.922%(c)	01/27/64	EUR	168	180,054
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
2.966%(c)	12/25/33		104	100,809
Merrill Lynch Mortgage Investors Trust,
Series 2003-A2, Class 1A1
2.991%(c)	02/25/33		71	68,180
Series 2005-2, Class 1A
2.543%(c)	10/25/35		43	42,813
Series 2005-2, Class 2A
2.710%(c)	10/25/35		327	327,324
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR, Class 5A4
2.996%(c)	06/25/36		108	106,485
MortgageIT Securities Corp. Mortgage Loan Trust,
Series 2007-2, Class A1
1.482%(c)	09/25/37		4,030	3,759,794
NCUA Guaranteed Notes Trust,
Series 2010-R1, Class 1A
1.304%(c)	10/07/20		203	203,519
Series 2010-R2, Class 1A
1.147%(c)	11/06/17		168	168,479
Series 2010-R3, Class 1A
1.414%(c)	12/08/20		194	194,860
Series 2010-R3, Class 2A
1.414%(c)	12/08/20		417	418,796
1.414%	12/08/20		1,094	1,099,339
Newgate Funding PLC (United Kingdom),
Series 2006-1, Class MB, RegS
2.588%(s)	12/01/50	EUR	667	652,397
Series 2007-1X, Class A3, RegS

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
0.510%(c)	12/01/50	GBP	3,200	$3,569,623
Series 2007-2X, Class A2, RegS
0.474%(c)	12/15/50	GBP	1,093	1,345,297
Series 2007-3X, Class A2B, RegS
0.270%(c)	12/15/50	EUR	2,460	2,574,223
Series 2007-3X, Class A3, RegS
1.344%(c)	12/15/50	GBP	1,260	1,490,189
Series 2007-3X, Class BA, RegS
1.594%(c)	12/15/50	GBP	315	360,157
Provident Funding Mortgage Loan Trust,
Series 2003-1, Class A
2.960%(c)	08/25/33		50	49,539
Reperforming Loan REMIC Trust,
Series 2004-R2, Class 1AF2, 144A
1.402%(c)	11/25/34		1,713	1,484,972
Series 2006-R1, Class AF1, 144A
1.322%(c)	01/25/36		1,917	1,676,178
Residential Accredit Loans, Inc. Trust,
Series 2005-QS13, Class 2A3
5.750%	09/25/35		117	104,335
Series 2006-QO6, Class A1
1.162%(c)	06/25/46		656	280,594
Series 2007-QO2, Class A1
1.132%(c)	02/25/47		2,149	1,274,523
Residential Asset Securitization Trust,
Series 2005-A4, Class A1
1.432%(c)	04/25/35		283	219,090
Residential Funding Mortgage Securities I Trust,
Series 2005-SA4, Class 1A21
3.504%(c)	09/25/35		316	247,457
Series 2006-SA1, Class 2A1
4.261%(c)	02/25/36		71	62,999
Residential Mortgage Securities PLC (United Kingdom),
Series 20X, Class A2C, RegS
0.685%(s)	08/10/38	EUR	1,241	1,301,302
ResLoC UK PLC (United Kingdom),
Series 2007-1X, Class A3B, RegS
0.504%(c)	12/15/43	GBP	1,743	2,057,733
Series 2007-1X, Class M1B, RegS
0.564%(c)	12/15/43	GBP	844	952,980
RMAC PLC (United Kingdom),
Series 2004-NSP4, Class A2, RegS
0.534%(c)	12/12/36	GBP	947	1,132,411
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS3X, Class A2A, RegS
0.496%(c)	06/12/44	GBP	2,474	2,932,053
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1
1.178%(c)	07/20/36		129	121,199
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
3.379%(c)	02/25/34		154	153,145
Series 2004-18, Class 3A1
3.272%(c)	12/25/34		4,133	4,004,835
Series 2004-18, Class 5A
3.464%(c)	12/25/34		31	30,644
Series 2004-4, Class 3A2
3.309%(c)	04/25/34		21	20,618

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2005-1, Class 2A
3.275%(c)	02/25/35		3,767	$3,720,203
Series 2005-18, Class 6A1
3.300%(c)	09/25/35		441	388,861
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5, Class 1A1
1.638%(c)	10/19/34		10	9,921
Series 2005-AR5, Class A2
1.228%(c)	07/19/35		140	136,420
Series 2006-AR3, Class 12A1
1.202%(c)	05/25/36		179	152,559
Series 2006-AR7, Class A10
1.182%(c)	08/25/36		2,116	2,070,932
Series 2006-AR7, Class A1BG
1.102%(c)	08/25/36		2,977	2,556,245
Series 2007-AR4, Class A3
1.202%(c)	09/25/47		629	525,846
TBW Mortgage-Backed Trust,
Series 2006-4, Class A6
5.970%	09/25/36		284	29,777
Thornburg Mortgage Securities Trust,
Series 2007-3, Class 2A1
2.994%(c)	06/25/47		108	97,107
Towd Point Mortgage Funding 2016-Vantage1 PLC (United Kingdom),
Series 2016-V1A, Class A1
1.556%	02/20/54	GBP	1,636	2,048,476
Trinity Square PLC (United Kingdom),
Series 2015-1A, Class A, 144A
1.507%(c)	07/15/51	GBP	1,247	1,586,034
Wachovia Mortgage Loan Trust LLC,
Series 2007-A, Class 3A1
3.207%(c)	03/20/37		177	170,361
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17, Class 1A
1.838%(c)	11/25/42		1	1,372
Series 2005-2, Class 1A3
1.432%(c)	04/25/35		891	655,418
Series 2005-AR10, Class 3A1
2.991%(c)	08/25/35		9	8,090
Series 2005-AR16, Class 1A3
2.879%(c)	12/25/35		614	590,399
Series 2006-1, Class 2CB2
4.349%	02/25/36		1,901	1,377,765
Series 2006-AR10, Class 1A2
2.880%(c)	09/25/36		63	59,356
Series 2006-AR13, Class 2A
2.116%(c)	10/25/46		26	24,182
Series 2006-AR15, Class 2A
2.116%(c)	11/25/46		95	85,392
Series 2006-AR19, Class 1A1A
1.368%(c)	01/25/47		157	141,132
Series 2006-AR2, Class 2A1
2.753%(c)	03/25/36		238	215,185
Series 2006-AR5, Class 3A
1.578%(c)	07/25/46		47	31,120
Series 2006-AR5, Class A12A
1.618%(c)	06/25/46		51	47,782
Series 2006-AR7, Class 3A

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
2.116%(c)	07/25/46		276		$256,472
Series 2007-HY1, Class 3A3
3.088%(c)	02/25/37		5,407		5,070,773
Series 2007-OA3, Class 2A
1.408%(c)	04/25/47		5,875		4,796,802
1.388%(c)	02/25/47		699		524,356
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-S, Class A1
3.044%(c)	09/25/34		32		32,904
Series 2005-AR4, Class 1A3
3.231%(c)	04/25/35		1,554		1,563,403
Series 2006-AR2, Class 2A1
3.089%(c)	03/25/36		315		315,788
Series 2006-AR2, Class 2A3
3.087%(c)	03/25/36		225		220,309
Series 2006-AR6, Class 3A1
3.170%(c)	03/25/36		145		137,818
Series 2006-AR8, Class 3A1
3.180%(c)	04/25/36		98		95,199
Series 2006-AR10, Class 5A6
3.093%(c)	07/25/36		550		541,910

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $185,969,155)					183,898,633

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.4%
Federal Home Loan Mortgage Corp.
3.250%(c)	03/01/35		5		5,258
6.250%	07/15/32	(hh)	820		1,141,981
6.750%	03/15/31	(hh)	600		858,641
Federal National Mortgage Assoc.
1.814%(c)	11/01/42		64		65,641
1.814%(c)	03/01/44		43		43,689
2.750%(c)	09/01/19		—	(r)	240
3.000%	TBA		37,300		36,903,688
3.500%	11/01/45		791		809,264
3.500%	TBA		66,600		67,986,631
3.500%	TBA		7,000		7,130,430
3.500%	TBA		1,000		1,039,657
4.000%	TBA		(1,000)		(1,048,906)
4.295%	06/01/21		2,841		3,042,326
6.250%	05/15/29	(hh)	1,080		1,445,487
6.625%	11/15/30	(hh)	515		726,339
7.125%	01/15/30	(hh)	765		1,103,389
Tennessee Valley Authority, Sr. Unsec’d. Notes
2.875%	02/01/27		1,030		1,033,690

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $121,620,345)					122,287,445

U.S. TREASURY OBLIGATIONS — 9.6%
U.S. Treasury Bonds
1.875%	02/28/22	(a)(k)	25,220		25,165,828
2.250%	08/15/46		1,900		1,608,023
2.500%	02/15/45	(hh)	1,165		1,046,817
2.500%	05/15/46	(k)	2,760		2,471,817
2.875%	11/15/46	(a)(hh)(k)	2,275		2,207,371
3.000%	11/15/44	(h)(k)	1,750		1,742,003
3.125%	02/15/43	(h)	900		917,860

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
4.250%	11/15/40	(hh)(k)	1,025	$1,251,061
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/18	(h)	440	466,032
0.125%	04/15/19		13,060	13,730,957
0.125%	04/15/20		37,030	38,964,426
0.125%	04/15/21		35,040	36,265,833
0.125%	01/15/22		1,170	1,264,497
0.125%	07/15/22		58,800	62,561,576
0.125%	01/15/23	(h)(hh)(k)	94,900	99,760,822
0.125%	07/15/24		36,090	36,558,407
0.125%	07/15/26		2,160	2,134,533
0.250%	01/15/25		9,220	9,370,845
0.375%	07/15/23	(h)(hh)(k)	24,715	26,196,511
0.375%	07/15/25	(hh)(h)	13,220	13,569,628
0.375%	01/15/27	(h)	14,000	14,010,441
0.625%	07/15/21		19,760	22,079,061
0.625%	01/15/24	(h)	14,418	15,358,315
0.625%	01/15/26	(h)(hh)(k)	37,380	38,888,043
0.625%	02/15/43		1,100	1,079,956
0.750%	02/15/42		8,390	8,665,911
0.750%	02/15/45	(h)	19,620	19,256,743
0.875%	02/15/47		5,800	5,744,140
1.000%	02/15/46	(h)(hh)	23,870	24,831,107
1.250%	07/15/20		23,560	27,754,375
1.375%	07/15/18	(h)	3,680	4,285,545
1.375%	01/15/20		6,700	7,924,482
1.375%	02/15/44	(h)	26,350	30,264,467
1.625%	01/15/18	(h)	500	591,422
1.750%	01/15/28		4,900	6,421,281
1.875%	07/15/19	(h)	700	845,531
2.000%	01/15/26		4,290	5,953,899
2.125%	01/15/19	(hh)(k)(h)	3,800	4,520,428
2.125%	02/15/40		7,300	10,342,925
2.125%	02/15/41		2,560	3,597,755
2.375%	01/15/25		40,140	59,630,931
2.375%	01/15/27		3,930	5,592,192
2.500%	01/15/29	(h)	36,150	49,978,817
3.625%	04/15/28		10,580	21,110,658
3.875%	04/15/29	(h)	4,300	8,781,906
U.S. Treasury Notes
1.375%	05/31/21	(hh)	22,780	22,374,243
2.000%	11/15/26		300	289,805
2.125%	12/31/22	(hh)	880	882,131
2.250%	04/30/21		5,695	5,795,107
2.250%	11/15/25	(hh)(k)	1,705	1,690,281
2.250%	02/15/27		23,000	22,706,221
U.S. Treasury Strips Coupon
2.132%(s)	11/15/28	(hh)	1,200	881,114
2.161%(s)	05/15/29	(hh)	2,920	2,104,546
2.763%(s)	08/15/29	(k)	1,000	715,956
2.857%(s)	05/15/31	(k)	1,000	674,860
3.019%(s)	11/15/35	(k)	2,000	1,153,142
3.177%(s)	08/15/40	(hh)(k)	2,000	962,584

TOTAL U.S. TREASURY OBLIGATIONS (cost $837,141,779)				834,995,168

TOTAL LONG-TERM INVESTMENTS (cost $7,349,504,587)				8,128,329,019

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 16.6%

AFFILIATED MUTUAL FUNDS — 14.2%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w).	687,265,359	$687,265,359
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $551,018,861; includes $550,431,840 of cash collateral for securities on loan)(b)(w)	550,899,578	551,009,758

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,238,284,220)		1,238,275,117

	Principal Amount (000)#
REPURCHASE AGREEMENT(m) — 0.0%
Deutsche Bank Securities, Inc., 0.960%, dated 03/31/17, due 04/03/17 in the amount of $2,000,160 (cost $2,000,000)	2,000	2,000,000

Interest Rate	Maturity Date
FOREIGN TREASURY OBLIGATIONS(n) — 1.1%
Argentina Letras del Tesoro
2.651%	06/16/17			200	198,862
2.780%	05/26/17			700	695,815
2.950%	09/29/17^			700	690,018
3.151%	09/15/17			700	685,373
3.200%	12/15/17			500	483,143
Brazil Letras do Tesouro Nacional
11.945%	01/01/18		BRL	29,200	8,698,608
12.327%	10/01/17		BRL	25,500	7,755,947
13.181%	07/01/17		BRL	228,000	70,988,869
Mexico Cetes
6.617%	08/17/17		MXN	145,020	755,229
6.900%	01/04/18		MXN	1,136,380	5,762,854

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $87,048,969)					96,714,718

U.S. TREASURY OBLIGATIONS(n) — 0.2%
U.S. Treasury Bills
0.480%	04/27/17	(h)		395	394,808
0.700%	04/20/17	(h)		50	49,983
0.880%	06/15/17	(k)		19,800	19,771,072

TOTAL U.S. TREASURY OBLIGATIONS (cost $20,214,945)					20,215,863

CERTIFICATES OF DEPOSIT — 0.4%
Barclays Bank PLC (United Kingdom)
1.804%(c)	11/06/17			2,700	2,705,543
1.906%(c)	09/08/17			7,600	7,617,229
Credit Suisse AG (Switzerland)
1.920%(c)	09/12/17			8,600	8,620,236
Mitsubishi UFJ Trust & Banking Corp. (Japan)
1.872%(c)	09/19/17			1,500	1,503,996

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT (Continued)
Natixis SA (France)
1.846%(c)	09/25/17	5,200	$5,212,241
Norinchukin Bank (Japan)
1.733%(c)	10/12/17	5,600	5,615,876
Sumitomo Mitsui Banking Corp. (Japan)
1.831%(c)	09/15/17	2,000	2,004,970
Sumitomo Mitsui Trust Bank Ltd. (Japan)
1.715%(c)	10/06/17	1,600	1,604,386
1.882%(c)	09/18/17	3,400	3,409,330

TOTAL CERTIFICATES OF DEPOSIT (cost $38,200,000)			38,293,807

COMMERCIAL PAPER(n) —0.7%
Electricite de France
1.214%	04/24/17	6,200	6,195,424
ENI Finance USA, Inc.
1.415%	06/05/17	6,200	6,186,769
Entergy Corp.
1.303%	04/07/17	3,900	3,899,022
1.303%	05/01/17	4,200	4,195,146
Enterprise Products Operating LLC
1.101%	04/04/17	4,300	4,299,472
Ford Motor Credit Co.
1.510%	07/10/17	4,900	4,880,438
HP Enterprise Corp.
1.101%	04/03/17	4,100	4,099,729
Humana, Inc.
1.102%	04/06/17	6,000	5,998,712
Hyundai Capital America
1.301%	04/26/17	1,900	1,898,335
Mondelez International, Inc.
1.103%	05/12/17	3,400	3,395,002
Plains All American Pipeline
1.702%	04/06/17	5,000	4,999,071
Schlumberger Holdings Corp.
1.254%	04/27/17	1,900	1,898,386
Southern Co.
1.122%	04/18/17	5,400	5,396,846

TOTAL COMMERCIAL PAPER (cost $57,344,409)			57,342,352

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* — 0.0%
Call Options — 0.0%
10 Year U.S. Treasury Note Futures, expiring 05/26/17, Strike Price $125.00		88	61,875
30 Year U.S. Treasury Bonds Futures, expiring 05/26/17, Strike Price $190.00		1	—
expiring 05/26/17, Strike Price $195.00		78	—
expiring 05/26/17, Strike Price $200.00		230	—
Brent (ICE) Calendar Swap,

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED* (Continued)
Call Options (cont’d.)
expiring 04/28/17, Strike Price $68.00		1	$10
expiring 05/31/17, Strike Price $68.00		1	20
expiring 06/30/17, Strike Price $68.00		1	70
expiring 07/31/17, Strike Price $68.00		1	170
expiring 08/31/17, Strike Price $68.00		1	280
expiring 09/29/17, Strike Price $68.00		1	410
expiring 10/31/17, Strike Price $68.00		1	540
expiring 11/30/17, Strike Price $68.00		1	690
expiring 12/29/17, Strike Price $68.00		1	860
Brent Crude Futures,
expiring 11/14/18, Strike Price $60.00		4	12,880
expiring 11/15/17, Strike Price $63.00		10	9,500
expiring 11/14/18, Strike Price $64.00		11	23,870
expiring 11/14/18, Strike Price $64.00		4	8,680
Brent WTI Spread,
expiring 10/30/18, Strike Price $2.00		7	1,470
Henry Hub Natural Gas Futures,
expiring 04/25/17, Strike Price $3.95		10	30
expiring 05/25/17, Strike Price $3.95		10	100
expiring 06/27/17, Strike Price $3.95		10	400
expiring 07/26/17, Strike Price $3.95		10	700
expiring 08/28/17, Strike Price $3.95		10	900
expiring 09/26/17, Strike Price $3.95		10	1,100
Interest Rate Swap Options,
Receive a fixed rate of 2.15% and pay a floating rate based on 3 Month LIBOR, expiring 06/15/18	Deutsche Bank AG	4,200	93,166
WTI Crude Oil Futures,
expiring 10/31/17, Strike Price $66.00		1	440
expiring 11/30/17, Strike Price $66.00		1	570

Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED* (Continued)
Call Options (cont’d.)
expiring 12/29/17, Strike Price $66.00		1	$680

			219,411

Put Options — 0.0%
90 Day Euro Dollar Futures,
expiring 04/13/17, Strike Price $98.50		1,593	3,981
expiring 06/19/17, Strike Price $98.50		3,615	9,038
expiring 04/13/17, Strike Price $98.63		3,180	7,950
90 Day Sterling Futures,
expiring 06/21/17, Strike Price 98.50	GBP	258	—
5 Year U.S. Treasury Notes Futures,
expiring 05/26/17, Strike Price $98.00		300	2,344
expiring 05/26/17, Strike Price $99.00		166	1,297
expiring 05/26/17, Strike Price $101.50		298	2,328
expiring 05/26/17, Strike Price $103.00		179	1,398
expiring 05/26/17, Strike Price $108.00		529	4,133
expiring 05/26/17, Strike Price $109.00		5	39
10 Year Euro-Bund Futures,
expiring 05/26/17, Strike Price 141.00	EUR	64	683
expiring 05/26/17, Strike Price 142.00	EUR	70	747
expiring 05/26/17, Strike Price 142.50	EUR	111	1,184
expiring 05/26/17, Strike Price 143.00	EUR	396	4,225
expiring 05/26/17, Strike Price 143.50	EUR	309	3,297
expiring 05/26/17, Strike Price 145.00	EUR	504	780
10 Year U.S. Treasury Notes Futures,
expiring 05/26/17, Strike Price $101.00		122	—
expiring 05/26/17, Strike Price $102.00		85	—
expiring 05/26/17, Strike Price $104.00		260	—
expiring 05/26/17, Strike Price $105.50		25	—
expiring 05/26/17, Strike Price $106.00		4	—
expiring 05/26/17, Strike Price $110.00		1,197	—
expiring 05/26/17, Strike Price $110.50		4	—

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
expiring 05/26/17, Strike Price $111.00		8	$—
expiring 05/26/17, Strike Price $111.00		825	—
expiring 05/26/17, Strike Price $112.00		1	—
expiring 05/26/17, Strike Price $112.50		46	—
Brent Crude Futures,
expiring 10/26/18, Strike Price $46.00		4	16,400
expiring 11/15/17, Strike Price $48.00		10	28,800
Crude Oil Futures,
expiring 06/19/17, Strike Price $(0.50)		2	120
expiring 07/21/17, Strike Price $(0.50)		2	100
expiring 08/21/17, Strike Price $(0.50)		2	120
expiring 09/19/17, Strike Price $(0.50)		2	120
expiring 10/19/17, Strike Price $(0.50)		2	120
expiring 11/17/17, Strike Price $(0.50)		2	120
FNMA TBA 3.50,
expiring 04/05/17, Strike Price $70.00	JPMorgan Chase	200	—
expiring 06/06/17, Strike Price $72.00	JPMorgan Chase	410	—
Interest Rate Swap Options,
Pay a fixed rate of 2.15% and receive a floating rate based on 3 Month LIBOR, expiring 06/15/18	Deutsche Bank AG	4,200	574,624
Pay a fixed rate of 2.72% and receive a floating rate based on 3 Month LIBOR, expiring 07/16/18	Morgan Stanley	13,800	347,726
Pay a fixed rate of 2.77% and receive a floating rate based on 3 Month LIBOR, expiring 07/16/18	Morgan Stanley	18,100	427,315
Pay a fixed rate of 2.91% and receive a floating rate based on 3 Month LIBOR, expiring 08/20/18	Morgan Stanley	1,600	83,858
Pay a fixed rate of 2.94% and receive a floating rate based on 3 Month LIBOR, expiring 08/20/18	Goldman Sachs & Co.	1,600	79,483

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED* (Continued)
	Put Options (cont’d.)
Pay a fixed rate of 3.02% and receive a floating rate based on 3 Month LIBOR, expiring 08/21/17	Morgan Stanley	3,500	$39,023

			1,641,353

TOTAL OPTIONS PURCHASED (cost $2,145,583)			1,860,764

TOTAL SHORT-TERM INVESTMENTS (cost $1,445,238,126)			1,454,702,621

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 109.5% (cost $8,794,742,713)			9,583,031,690

OPTIONS WRITTEN* — 0.0%
	Call Options — 0.0%
	10 Year U.S. Treasury Notes Futures,
	expiring 05/26/17, Strike Price $124.50	147	(137,813)
	expiring 05/26/17, Strike Price $125.00	77	(54,141)
	expiring 05/26/17, Strike Price $128.00	88	(11,001)
	Brent Crude Oil Futures,
	expiring 05/17/17, Strike Price $54.00	2	(1,580)
	expiring 05/17/17, Strike Price $54.00	7	(5,530)
	expiring 06/15/17, Strike Price $54.00	12	(18,120)
	expiring 05/17/17, Strike Price $56.00	12	(4,800)
	expiring 05/17/17, Strike Price $57.00	4	(1,120)
	expiring 05/17/17, Strike Price $57.50	8	(2,000)
	expiring 05/17/17, Strike Price $58.00	12	(2,520)
	expiring 05/25/17, Strike Price $58.00	12	(9,720)
	expiring 11/15/17, Strike Price $60.00	4	(6,080)
	expiring 04/25/17, Strike Price $61.50	12	(720)
	expiring 04/25/17, Strike Price $62.00	12	(720)
	expiring 11/15/17, Strike Price $64.00	11	(8,800)
	expiring 11/15/17, Strike Price $64.00	4	(3,200)
	expiring 10/26/17, Strike Price $65.00	10	(10,000)
	Brent Crude Oil Spread,
	expiring 10/30/18, Strike Price $ —	7	(3,150)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
Currency Option United Kingdom vs United
States Dollar,
expiring 05/18/17, Strike Price 1.27	Bank of America	GBP	5,693	$(53,798)
Currency Option United States Dollar vs
Brazilian Real,
expiring 04/26/17, Strike Price 3.25	Deutsche Bank AG		7,200	(27,671)
expiring 06/01/17, Strike Price 3.31	JPMorgan Chase Credit Suisse		1,640	(141,133)
expiring 06/26/17, Strike Price 3.38	First Boston Corp.		9,100	(82,876)
expiring 11/17/17, Strike Price 4.25	Deutsche Bank AG Credit Suisse		10,300	(38,375)
expiring 01/11/18, Strike Price 6.30	First Boston Corp.		5,400	(2,689)
Currency Option United States Dollar vs South
African Rand,
expiring 04/25/17, Strike Price 13.10	JPMorgan Chase		8,100	(303,984)
expiring 06/27/17, Strike Price 13.58	Hong Kong & Shanghai Bank		2,100	(78,005)
expiring 06/28/17, Strike Price 14.00	Citigroup Global Markets		18,000	(468,956)
Henry Hub Natural Gas Futures,
expiring 04/25/17, Strike Price $3.40			70	(3,010)
Inflation Cap Option, Inflation on the CPI
Urban Consumer NSA,
expiring 05/16/24, Strike Price 4.00%	JPMorgan Chase		600	(225)
Inflation Cap Option, Inflation on the Eurostat
Eurozone HICP,
expiring 06/22/35, Strike Price 3.00%	Goldman Sachs & Co.	EUR	2,000	(22,759)
Interest Rate Swap Options,
Pay a fixed rate of 1.80% and receive a floating rate based on 3 Month LIBOR, expiring 11/07/17	Royal Bank of Scotland Group PLC		7,400	(8,046)
iTraxx.O.Eu.26.5Y,
expiring 06/21/17, Strike Price 0.68	Citigroup Global Markets	EUR	3,700	(7,849)
NY Harbor ULSD Futures,
expiring 04/28/17, Strike Price $2.00			42	(4)
expiring 05/31/17, Strike Price $2.00			42	(8)
expiring 06/30/17, Strike Price $2.00			42	(80)
expiring 07/31/17, Strike Price $2.00			42	(214)

	Counterparty	Notional Amount (000)#			Value
OPTIONS WRITTEN* (Continued)
	Call Options (cont’d.)
	expiring 08/31/17, Strike Price $2.00		42		$(378)
	expiring 09/29/17, Strike Price $2.00		42		(508)
	expiring 10/31/17, Strike Price $2.00		42		(836)
	expiring 11/30/17, Strike Price $2.00		42		(1,050)
	expiring 12/29/17, Strike Price $2.00		42		(1,403)
	RBOB Calendar Swap Futures,
	expiring 10/31/17, Strike Price $185.00		—	(r)	(11)
	expiring 11/30/17, Strike Price $185.00		—	(r)	(12)
	expiring 12/29/17, Strike Price $185.00		—	(r)	(13)
	S&P GSCI Crude Oil Index,
expiring 04/05/17, Strike Price $0.67	Goldman Sachs & Co.		566		—
	S&P GSCI Energy Index,
expiring 04/05/17, Strike Price $0.94	Goldman Sachs & Co.		579		—
	WTI Brent Crude Oil Futures,
	expiring 10/30/17, Strike Price $ —		3		(390)

					(1,525,298)

	Put Options — 0.0%
90 Day Sterling Futures,
	expiring 06/21/17, Strike Price 98.00	GBP	258		—
10 Year U.S. Treasury Notes Futures,
	expiring 05/26/17, Strike Price $122.50		186		(40,688)
	expiring 05/26/17, Strike Price $123.00		61		(20,016)
Brent Crude Oil Spread,
	expiring 04/27/18, Strike Price $2.00		4		(3,640)
	expiring 04/27/18, Strike Price $3.00		2		(1,060)
	expiring 10/30/17, Strike Price $3.00		3		(1,080)
Brent Crude Oil Futures,
	expiring 05/17/17, Strike Price $44.00		2		(420)
	expiring 05/17/17, Strike Price $44.00		7		(50,890)
	expiring 10/17/18, Strike Price $45.00		4		(15,400)
	expiring 10/26/17, Strike Price $50.00		10		(28,800)
Crude Oil Futures,
	expiring 06/19/17, Strike Price $(1.00)		4		(80)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
expiring 07/21/17, Strike Price $(1.00)		4	$(80)
expiring 08/21/17, Strike Price $(1.00)		4	(120)
expiring 09/19/17, Strike Price $(1.00)		4	(80)
expiring 10/19/17, Strike Price $(1.00)		4	(80)
expiring 11/17/17, Strike Price $(1.00)		4	(80)
FNMA TBA 3.50,
	Credit Suisse
expiring 05/04/17, Strike Price $100.20	First Boston Corp.	10	(707)
expiring 05/04/17, Strike Price $100.21	JPMorgan Chase	90	(6,507)
	Credit Suisse
expiring 05/04/17, Strike Price $101.06	First Boston Corp.	100	(15,442)
Henry Hub Natural Gas Futures,
expiring 05/25/17, Strike Price $2.70		20	(380)
expiring 05/25/17, Strike Price $2.75		70	(1,680)
expiring 04/25/17, Strike Price $2.80		70	(1,050)
expiring 05/25/17, Strike Price $2.80		30	(930)
expiring 06/27/17, Strike Price $2.85		30	(1,500)
expiring 04/25/17, Strike Price $2.90		50	(1,350)
expiring 05/25/17, Strike Price $2.90		10	(490)
expiring 05/25/17, Strike Price $2.90		10	(270)
expiring 05/25/17, Strike Price $2.90		60	(2,940)
expiring 04/25/17, Strike Price $2.95		30	(1,080)
expiring 05/25/17, Strike Price $2.95		10	(600)
expiring 06/27/17, Strike Price $2.95		10	(700)
expiring 07/26/17, Strike Price $2.95		10	(900)
expiring 08/28/17, Strike Price $2.95		10	(1,200)
expiring 09/26/17,
Strike Price $2.95		10	(1,400)
Inflation Floor Option, Inflation on the CPI
Urban Consumer NSA,
expiring 01/22/18, Strike Price — %	Deutsche Bank AG	700	(1)
expiring 03/24/20, Strike Price — %	JPMorgan Chase	7,900	(32,425)
expiring 04/07/20, Strike Price — %	Citigroup Global Markets	4,200	(8)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
expiring 09/29/20, Strike Price — %	Citigroup Global Markets		700	$(4)
expiring 09/29/20, Strike Price — %	Citigroup Global Markets		400	(2)
expiring 10/02/20, Strike Price — %	JPMorgan Chase		3,500	(18,625)
Interest Rate Swap Options,
Receive a fixed rate of 2.46% and pay a floating rate based on , expiring 05/18/17	Goldman Sachs & Co.		8,200	(53,350)
Receive a fixed rate of 2.60% and pay a floating rate based on 3 Month LIBOR, expiring 11/07/17	Royal Bank of Scotland Group PLC		7,400	(120,128)
Receive a fixed rate of 2.70% and pay a floating rate based on 3 Month LIBOR, expiring 08/21/17	Morgan Stanley		15,500	(22,024)
Receive a fixed rate of 2.80% and pay a floating rate based on 3 Month LIBOR, expiring 08/20/18	Morgan Stanley		7,000	(64,491)
Receive a fixed rate of 2.80% and pay a floating rate based on 3 Month LIBOR, expiring 08/20/18	Goldman Sachs & Co.		7,200	(66,333)
iTraxx.O.Eu.26.5Y,
expiring 06/21/17, Strike Price 1.00	Citigroup Global Markets	EUR	3,700	(2,073)

				(581,104)

TOTAL OPTIONS WRITTEN (premiums received $3,074,992)				(2,106,402)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 109.5% (cost $8,791,667,721)				9,580,925,238
Liabilities in excess of other assets(z) — (9.5)%				(835,122,148)

NET ASSETS — 100.0%				$8,745,803,090

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $11,416,938 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $535,953,523; cash collateral of $550,431,840 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $2,303,270. The aggregate value of $2,366,210 is approximately 0.0% of net assets.

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $37,760,883 is approximately 0.4% of net assets.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(m)	Repurchase agreement is collateralized by U.S. Treasury Note (coupon rate 0.75%, maturity date 07/15/2019) with the aggregate value, including accrued interest, of $2,050,909.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of March 31, 2017.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreement.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(r)	Principal or notional amount is less than $500 par.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts and reverse repurchase agreements held at reporting period end:

Financial futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
864	90 Day Euro Euribor	Sep. 2017	$231,074,671	$231,109,262	$34,591
204	2 Year U.S. Treasury Notes	Jun. 2017	44,124,816	44,156,438	31,622
159	5 Year Euro-Bobl	Jun. 2017	22,475,730	22,356,142	(119,588)
5,146	5 Year U.S. Treasury Notes	Jun. 2017	604,698,126	605,820,894	1,122,768
154	10 Year Australian Treasury Bonds	Jun. 2017	112,432,027	112,715,932	283,905
1,656	10 Year Euro-Bund	Jun. 2017	286,180,151	285,168,790	(1,011,361)
105	10 Year U.K. Gilt	Jun. 2017	16,626,461	16,783,687	157,226
3,888	10 Year U.S. Treasury Notes	Jun. 2017	483,297,480	484,299,002	1,001,522
162	20 Year U.S. Treasury Bonds	Jun. 2017	24,316,523	24,436,688	120,165
412	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	65,582,281	66,177,500	595,219
255	CAC40 10 Euro	Apr. 2017	13,559,576	13,915,941	356,365
45	DAX Index	Jun. 2017	14,421,646	14,797,294	375,648
300	FTSE 100 Index	Jun. 2017	27,365,157	27,346,363	(18,794)
955	Mini MSCI EAFE Index	Jun. 2017	83,588,762	85,090,500	1,501,738
227	Russell 2000 Mini Index	Jun. 2017	15,502,965	15,712,940	209,975
1,569	S&P 500 E-Mini Index	Jun. 2017	185,812,748	185,079,240	(733,508)
300	TOPIX Index	Jun. 2017	41,521,466	40,757,208	(764,258)

					3,143,235

Short Positions:
297	90 Day Euro Dollar	Sep. 2017	73,227,072	73,188,225	38,847
639	90 Day Euro Dollar	Dec. 2017	157,327,832	157,273,875	53,957
313	2 Year U.S. Treasury Notes	Jun. 2017	67,686,250	67,749,828	(63,578)
398	5 Year U.S. Treasury Notes	Jun. 2017	46,723,036	46,855,172	(132,136)
194	10 Year Canadian Government Bonds	Jun. 2017	19,867,158	20,032,395	(165,237)
3	10 Year Euro-Bund	Jun. 2017	511,233	516,610	(5,377)
9	10 Year Japanese Bonds	Jun. 2017	12,147,534	12,148,747	(1,213)
31	10 Year U.K. Gilt	Jun. 2017	4,916,344	4,955,184	(38,840)
367	20 Year U.S. Treasury Bonds	Jun. 2017	55,164,466	55,359,657	(195,191)
25	Euro Schatz. DUA Index	Jun. 2017	2,996,650	2,993,583	3,067
16	Euro-BTP Italian Government Bond	Jun. 2017	2,228,339	2,230,728	(2,389)
539	Euro-OAT	Jun. 2017	83,993,963	84,549,019	(555,056)

					(1,063,146)

					$2,080,089

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Commodity futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
1	Brent (ICE) Calendar Swap	Apr. 2018	$51,750	$53,930	$2,180
1	Brent (ICE) Calendar Swap	May 2018	51,750	53,870	2,120
14	Brent Crude	Jun. 2017	739,736	749,420	9,684
10	Brent Crude	Jul. 2017	550,120	537,900	(12,220)
18	Brent Crude	Aug. 2017	1,007,221	971,640	(35,581)
6	Brent Crude	Jan. 2018	318,136	325,080	6,944
90	Brent Crude	Dec. 2018	4,892,580	4,816,800	(75,780)
94	Brent Crude	Dec. 2019	5,138,445	5,002,680	(135,765)
2	Brent Dubai (ICE) Calendar Swap	Oct. 2017	4,150	3,580	(570)
2	Brent Dubai (ICE) Calendar Swap	Nov. 2017	4,150	3,600	(550)
2	Brent Dubai (ICE) Calendar Swap	Dec. 2017	4,150	3,618	(532)
14	Canola	Mar. 2017	102,227	100,306	(1,921)
10	Chicago Ethanol (Platts) Swap	Dec. 2017	594,930	631,050	36,120
2	Cocoa	May 2017	40,945	42,072	1,127
5	Cocoa	Sep. 2017	108,640	105,000	(3,640)
17	Copper	Dec. 2017	1,164,826	1,146,438	(18,388)
8	Corn	Dec. 2017	156,568	155,300	(1,268)
35	Corn	Mar. 2018	708,379	695,188	(13,191)
15	Cotton No. 2	Jul. 2017	591,765	589,425	(2,340)
12	Cotton No. 2	Dec. 2017	444,566	444,540	(26)
5	Gold 100 OZ	Dec. 2017	612,500	630,500	18,000
12	Gold 100 OZ	Dec. 2018	1,527,320	1,539,480	12,160
32	Hard Red Winter Wheat	Jul. 2017	733,164	694,000	(39,164)
30	Henry Hub LD1 Fixed Price	Apr. 2018	191,700	215,850	24,150
24	Henry Hub Natural Gas Swap	Jan. 2018	179,478	213,420	33,942
24	Henry Hub Natural Gas Swap	Feb. 2018	179,478	210,840	31,362
36	Henry Hub Natural Gas Swap	Mar. 2018	259,188	307,980	48,792
44	Henry Hub Natural Gas Swap	Apr. 2018	313,488	316,580	3,092
24	Henry Hub Natural Gas Swap	May 2018	179,478	169,140	(10,338)
24	Henry Hub Natural Gas Swap	Jun. 2018	179,478	170,220	(9,258)
24	Henry Hub Natural Gas Swap	Jul. 2018	179,478	171,420	(8,058)
24	Henry Hub Natural Gas Swap	Aug. 2018	179,478	171,600	(7,878)
24	Henry Hub Natural Gas Swap	Sep. 2018	179,478	170,460	(9,018)
24	Henry Hub Natural Gas Swap	Oct. 2018	179,478	171,540	(7,938)
24	Henry Hub Natural Gas Swap	Nov. 2018	179,478	174,720	(4,758)
24	Henry Hub Natural Gas Swap	Dec. 2018	179,478	182,880	3,402
4	Live Cattle	Aug. 2017	160,812	170,800	9,988
1	LLS (Argus) vs. WTI Spread Calendar Swap	Apr. 2017	1,450	1,820	370
1	LLS (Argus) vs. WTI Spread Calendar Swap	May 2017	1,450	1,640	190
1	LLS (Argus) vs. WTI Spread Calendar Swap	Jun. 2017	1,450	1,590	140
1	LLS (Argus) vs. WTI Spread Calendar Swap	Jul. 2017	1,450	1,540	90
1	LLS (Argus) vs. WTI Spread Calendar Swap	Aug. 2017	1,450	1,490	40
1	LLS (Argus) vs. WTI Spread Calendar Swap	Sep. 2017	1,450	1,450	—
1	LLS (Argus) vs. WTI Spread Calendar Swap	Oct. 2017	1,450	1,450	—
1	LLS (Argus) vs. WTI Spread Calendar Swap	Nov. 2017	1,450	1,450	—
1	LLS (Argus) vs. WTI Spread Calendar Swap	Dec. 2017	1,450	1,440	(10)
1	LME Copper	Jul. 2017	151,163	146,100	(5,063)
6	LME Lead	Jul. 2017	342,000	351,338	9,338
12	LME Zinc	Jul. 2017	859,813	832,350	(27,463)
2	LME Zinc	Dec. 2018	130,000	135,050	5,050
16	Low Sulphur Gas Oil	Jul. 2017	725,970	758,400	32,430
12	Low Sulphur Gas Oil	Sep. 2017	568,477	573,900	5,423
16	Low Sulphur Gas Oil	Dec. 2017	787,844	771,200	(16,644)
48	Low Sulphur Gas Oil	Dec. 2018	2,402,041	2,343,600	(58,441)
9	Natural Gas	May 2017	260,878	287,100	26,222
43	Natural Gas	Aug. 2017	1,389,367	1,433,190	43,823
7	Natural Gas	Jan. 2018	245,351	248,990	3,639
87	Natural Gas	Apr. 2018	2,499,283	2,503,860	4,577

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Commodity futures contracts outstanding at March 31, 2017 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Positions (cont’d.):
8	Natural Gas	May 2018	$ 225,717	$ 225,520	$ (197)
1	Natural Gas	Oct. 2018	28,719	28,590	(129)
	Nymex Mont Belvieu LDH Propane 5 Decimal
5	(OPIS) Swap	Jun. 2017	140,700	126,000	(14,700)
	Nymex Mont Belvieu LDH Propane 5 Decimal
5	(OPIS) Swap	Jul. 2017	105,420	128,100	22,680
	Nymex Mont Belvieu LDH Propane 5 Decimal
5	(OPIS) Swap	Aug. 2017	105,420	128,100	22,680
	Nymex Mont Belvieu LDH Propane 5 Decimal
5	(OPIS) Swap	Sep. 2017	105,420	130,200	24,780
	Nymex Mont Belvieu LDH Propane 5 Decimal
5	(OPIS) Swap	Oct. 2017	105,420	132,300	26,880
	Nymex Mont Belvieu LDH Propane 5 Decimal
5	(OPIS) Swap	Nov. 2017	105,420	134,400	28,980
	Nymex Mont Belvieu LDH Propane 5 Decimal
5	(OPIS) Swap	Dec. 2017	105,420	134,400	28,980
38	Platinum	Jul. 2017	1,888,010	1,816,780	(71,230)
35	Rapeseed	Nov. 2017	727,706	683,287	(44,419)
3	Silver	Jul. 2017	254,918	274,980	20,062
12	Silver	Dec. 2017	1,077,000	1,109,940	32,940
18	Soybean	Jul. 2017	892,458	861,300	(31,158)
8	Soybean Oil	Jul. 2017	156,865	153,936	(2,929)
13	Sugar #11 (World)	Jul. 2017	298,727	245,773	(52,954)
1	White Sugar	May 2017	27,501	23,860	(3,641)
2	White Sugar	Aug. 2017	49,839	47,500	(2,339)
17	White Sugar	Oct. 2017	405,444	394,740	(10,704)
2	WTI Crude	Jun. 2017	100,762	102,140	1,378
16	WTI Crude	Nov. 2017	833,342	832,480	(862)
7	WTI Crude	Dec. 2017	350,574	364,560	13,986
34	WTI Crude	Mar. 2018	1,583,200	1,771,060	187,860
18	WTI Crude	Sep. 2018	997,071	931,860	(65,211)
14	WTI Crude	Jun. 2019	774,391	719,040	(55,351)
19	WTI Crude	Dec. 2019	970,750	975,840	5,090
1	WTI Light Sweet Crude Oil	Sep. 2017	51,211	51,840	629
14	WTI Light Sweet Crude Oil	Dec. 2018	716,273	722,680	6,407

					(63,900)

Short Positions:
1	Brent (ICE) Calendar Swap	Apr. 2017	53,100	53,540	(440)
1	Brent (ICE) Calendar Swap	May 2017	53,100	53,800	(700)
1	Brent (ICE) Calendar Swap	Jun. 2017	53,100	53,990	(890)
1	Brent (ICE) Calendar Swap	Jul. 2017	53,100	54,090	(990)
1	Brent (ICE) Calendar Swap	Aug. 2017	53,100	54,160	(1,060)
1	Brent (ICE) Calendar Swap	Sep. 2017	53,100	54,170	(1,070)
1	Brent (ICE) Calendar Swap	Oct. 2017	53,100	54,180	(1,080)
1	Brent (ICE) Calendar Swap	Nov. 2017	53,100	54,180	(1,080)
1	Brent (ICE) Calendar Swap	Dec. 2017	53,100	54,150	(1,050)
10	Brent Crude	Sep. 2017	531,046	540,900	(9,854)
3	Brent Crude	Oct. 2017	157,483	162,480	(4,997)
55	Brent Crude	Dec. 2017	3,031,199	2,979,900	51,299
3	Brent Crude	Apr. 2018	160,884	162,210	(1,326)
19	Brent Crude	Jun. 2018	1,100,340	1,024,670	75,670
23	Brent Crude	Sep. 2018	1,242,858	1,236,250	6,608
10	Brent Crude	Mar. 2019	515,365	534,500	(19,135)
38	Brent Crude	Jun. 2019	2,114,221	2,028,060	86,161
9	Brent Crude	Jun. 2020	511,484	481,500	29,984
38	Brent Crude	Dec. 2020	2,088,908	2,042,120	46,788
2	Cocoa	Sep. 2017	41,927	42,498	(571)
5	Cocoa	Dec. 2017	110,077	105,800	4,277

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Commodity futures contracts outstanding at March 31, 2017 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Short Positions (cont’d.):
16	Coffee ’C’	Sep. 2017	$859,800	$864,000	$(4,200)
82	Corn	Jul. 2017	1,538,145	1,524,175	13,970
35	Corn	Sep. 2017	681,833	663,688	18,145
11	Cotton No. 2	May 2017	422,529	425,315	(2,786)
25	Gold 100 OZ	Jun. 2017	3,081,973	3,128,000	(46,027)
5	Gold 100 OZ	Aug. 2017	607,100	627,250	(20,150)
31	Henry Hub LD1 Fixed Price	Mar. 2018	219,170	265,205	(46,035)
32	Henry Hub Natural Gas Swap	Oct. 2017	208,250	266,240	(57,990)
4	Live Cattle	Apr. 2017	184,251	191,920	(7,669)
8	LME Copper	Dec. 2017	1,196,722	1,172,450	24,272
1	LME Nickel	Jul. 2017	65,052	60,225	4,827
28	LME PRI Aluminum	Jul. 2017	1,323,175	1,376,200	(53,025)
2	LME Zinc	Dec. 2017	138,000	138,850	(850)
16	Low Sulphur Gas Oil	Jun. 2017	749,095	755,600	(6,505)
24	Low Sulphur Gas Oil	Jun. 2018	1,196,938	1,164,600	32,338
24	Low Sulphur Gas Oil	Jun. 2019	1,213,999	1,179,600	34,399
16	Natural Gas	Jun. 2017	479,285	520,640	(41,355)
1	Natural Gas	Jul. 2017	33,208	33,160	48
24	Natural Gas	Sep. 2017	764,275	796,320	(32,045)
34	Natural Gas	Oct. 2017	1,108,848	1,131,520	(22,672)
45	Natural Gas	Mar. 2018	1,518,834	1,539,900	(21,066)
58	No. 2 Soft Red Winter Wheat	Jul. 2017	1,315,186	1,273,100	42,086
18	NY Harbor ULSD	Jul. 2017	1,233,633	1,200,982	32,651
5	Nymex Mont Belvieu Ethane 5 Decimal (OPIS) Swap	Jun. 2017	53,865	52,500	1,365
5	Nymex Mont Belvieu Ethane 5 Decimal (OPIS) Swap	Jul. 2017	53,865	52,500	1,365
5	Nymex Mont Belvieu Ethane 5 Decimal (OPIS) Swap	Aug. 2017	53,865	54,600	(735)
5	Nymex Mont Belvieu Ethane 5 Decimal (OPIS) Swap	Sep. 2017	53,865	56,700	(2,835)
5	Nymex Mont Belvieu Ethane 5 Decimal (OPIS) Swap	Oct. 2017	53,865	56,700	(2,835)
5	Nymex Mont Belvieu Ethane 5 Decimal (OPIS) Swap	Nov. 2017	53,865	58,800	(4,935)
5	Nymex Mont Belvieu Ethane 5 Decimal (OPIS) Swap	Dec. 2017	53,865	58,800	(4,935)
45	Soybean	Nov. 2017	2,253,424	2,146,500	106,924
5	Soybean Meal	Jul. 2017	160,390	155,900	4,490
16	Sugar #11 (World)	May 2017	370,078	300,339	69,739
17	Sugar #11 (World)	Oct. 2017	337,735	325,774	11,961
4	WTI Crude	Jul. 2017	195,139	205,680	(10,541)
15	WTI Crude	Aug. 2017	796,302	774,900	21,402
7	WTI Crude	Sep. 2017	372,062	362,880	9,182
11	WTI Crude	Apr. 2018	599,097	572,660	26,437
12	WTI Crude	Jun. 2018	603,955	623,520	(19,565)
37	WTI Crude	Dec. 2018	2,013,210	1,909,940	103,270
13	WTI Crude	Dec. 2020	677,954	670,410	7,544
9	WTI Light Sweet Crude Oil	Dec. 2017	454,513	468,720	(14,207)

					399,996

					$336,096

Cash of $4,301,282 has been segregated with Goldman Sachs & Co. and U.S. Treasury Obligations with an aggregate market value of $27,701,105 and $7,259,361 have been segregated with Citigroup Global Markets and Goldman Sachs & Co., to cover requirements for open futures contracts at March 31, 2017.

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 04/04/17	BNP Paribas	BRL	2,504	$800,000	$799,244	$(756)
Expiring 04/04/17	Deutsche Bank AG	BRL	1,885	600,000	601,674	1,674
Expiring 04/04/17	Hong Kong & Shanghai Bank	BRL	70,327	22,711,300	22,443,777	(267,523)
Expiring 04/04/17	Hong Kong & Shanghai Bank	BRL	6,120	1,976,370	1,953,090	(23,280)
Expiring 04/04/17	Hong Kong & Shanghai Bank	BRL	4,984	1,593,000	1,590,478	(2,522)
Expiring 04/04/17	JPMorgan Chase	BRL	3,527	1,122,000	1,125,595	3,595
Expiring 05/03/17	Deutsche Bank AG	BRL	70,327	22,028,716	22,294,964	266,248
Expiring 05/03/17	Deutsche Bank AG	BRL	9,647	3,016,525	3,058,272	41,747
British Pound,
Expiring 04/04/17	Goldman Sachs & Co.	GBP	66,561	82,707,421	83,401,957	694,536
Expiring 04/04/17	Goldman Sachs & Co.	GBP	6,550	8,138,904	8,207,251	68,347
Expiring 04/04/17	Goldman Sachs & Co.	GBP	801	1,001,028	1,003,666	2,638
Expiring 04/04/17	JPMorgan Chase	GBP	3,423	4,196,627	4,289,072	92,445
Canadian Dollar,
Expiring 04/04/17	Citigroup Global Markets	CAD	3,992	2,986,282	3,002,018	15,736
Expiring 04/04/17	JPMorgan Chase	CAD	4,554	3,396,437	3,424,648	28,211
Expiring 04/12/17	Citigroup Global Markets	CAD	624	471,091	469,225	(1,866)
Chinese Renminbi,
Expiring 05/19/17	Deutsche Bank AG	CNH	27,740	3,978,211	4,020,785	42,574
Expiring 05/19/17	Hong Kong & Shanghai Bank	CNH	22,566	3,236,000	3,270,865	34,865
Danish Krone,
Expiring 04/03/17	BNP Paribas	DKK	39,491	5,696,338	5,663,746	(32,592)
Expiring 04/03/17	Citigroup Global Markets	DKK	56,661	8,146,540	8,126,243	(20,297)
Expiring 07/03/17	BNP Paribas	DKK	6,855	989,486	987,816	(1,670)
Expiring 04/03/18	BNP Paribas	DKK	7,152	1,065,357	1,047,362	(17,995)
Euro,
Expiring 04/04/17	BNP Paribas	EUR	5,744	6,194,904	6,128,816	(66,088)
Expiring 04/04/17	Citigroup Global Markets	EUR	796	846,222	849,328	3,106
Expiring 04/04/17	Citigroup Global Markets	EUR	702	758,045	749,030	(9,015)
Expiring 04/04/17	Goldman Sachs & Co.	EUR	2,324	2,450,213	2,479,695	29,482
Expiring 04/04/17	Goldman Sachs & Co.	EUR	677	717,657	722,355	4,698
Expiring 04/04/17	Goldman Sachs & Co.	EUR	569	599,901	607,119	7,218
Expiring 04/04/17	JPMorgan Chase	EUR	1,182	1,269,015	1,261,187	(7,828)
Expiring 04/04/17	Standard Chartered PLC	EUR	608	657,149	648,732	(8,417)
Expiring 05/02/17	JPMorgan Chase	EUR	1,246	1,332,306	1,331,158	(1,148)
Indian Rupee,
Expiring 04/20/17	UBS AG	INR	243,754	3,541,909	3,743,345	201,436
Expiring 04/20/17	UBS AG	INR	26,696	387,914	409,976	22,062
Indonesian Rupiah,
Expiring 05/16/17	UBS AG	IDR	14,460,490	1,034,000	1,079,614	45,614
Expiring 05/22/17	Standard Chartered PLC	IDR	94,015,500	6,725,000	7,014,023	289,023
Japanese Yen,
Expiring 04/04/17	Citigroup Global Markets	JPY	1,290,828	11,647,969	11,596,492	(51,477)
Expiring 04/04/17	Citigroup Global Markets	JPY	159,722	1,441,277	1,434,907	(6,370)
Mexican Peso,
Expiring 04/17/17	BNP Paribas	MXN	32,260	1,630,482	1,718,558	88,076
Expiring 04/17/17	Hong Kong & Shanghai Bank	MXN	36,186	1,825,918	1,927,704	101,786
Expiring 04/17/17	Hong Kong & Shanghai Bank	MXN	20,646	1,041,638	1,099,856	58,218
Expiring 06/08/17	Goldman Sachs & Co.	MXN	15,324	775,950	809,610	33,660
Expiring 03/01/18	BNP Paribas	MXN	49,620	2,501,210	2,520,693	19,483
Russian Ruble,
Expiring 04/21/17	Deutsche Bank AG	RUB	666,584	11,152,015	11,785,584	633,569
Expiring 05/24/17	Credit Suisse First Boston Corp.	RUB	107,095	1,777,634	1,878,086	100,452
Swiss Franc,
Expiring 04/04/17	Hong Kong & Shanghai Bank	CHF	4,859	4,895,401	4,852,116	(43,285)
Expiring 04/04/17	JPMorgan Chase	CHF	15,222	15,267,931	15,200,434	(67,497)
Expiring 04/04/17	JPMorgan Chase	CHF	10,188	10,231,261	10,173,566	(57,695)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 05/02/17	Citigroup Global Markets	CHF	30,269	$30,408,881	$30,275,376	$(133,505)

				$300,969,435	$303,079,108	2,109,673

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/04/17	Citigroup Global Markets	AUD	2,346	$1,794,945	$1,792,218	$2,727
Expiring 04/04/17	Hong Kong & Shanghai Bank	AUD	3,999	3,092,287	3,055,022	37,265
Expiring 04/04/17	Standard Chartered PLC	AUD	7,169	5,520,130	5,476,732	43,398
Brazilian Real,
Expiring 04/04/17	Credit Suisse First Boston Corp.	BRL	4,978	1,593,000	1,588,699	4,301
Expiring 04/04/17	Deutsche Bank AG	BRL	70,327	22,167,589	22,443,777	(276,188)
Expiring 04/04/17	Deutsche Bank AG	BRL	9,647	3,035,537	3,078,685	(43,148)
Expiring 04/04/17	Deutsche Bank AG	BRL	4,399	1,400,000	1,403,816	(3,816)
Expiring 07/05/17	JPMorgan Chase	BRL	228,000	57,912,116	71,240,289	(13,328,173)
Expiring 10/03/17	JPMorgan Chase	BRL	25,500	6,915,254	7,821,395	(906,141)
Expiring 01/03/18	Deutsche Bank AG	BRL	18,100	4,769,847	5,465,852	(696,005)
Expiring 01/03/18	Deutsche Bank AG	BRL	11,100	2,938,369	3,351,987	(413,618)
British Pound,
Expiring 04/04/17	Goldman Sachs & Co.	GBP	1,471	1,798,702	1,843,185	(44,483)
Expiring 04/04/17	Morgan Stanley	GBP	65,891	82,636,539	82,562,437	74,102
Expiring 04/04/17	Morgan Stanley	GBP	9,973	12,507,538	12,496,322	11,216
Expiring 04/27/17	Citigroup Global Markets	GBP	4,699	5,941,382	5,890,728	50,654
Expiring 05/02/17	Goldman Sachs & Co.	GBP	66,561	82,763,784	83,457,108	(693,324)
Expiring 05/02/17	Goldman Sachs & Co.	GBP	6,550	8,144,451	8,212,678	(68,227)
Canadian Dollar,
Expiring 04/04/17	Goldman Sachs & Co.	CAD	36,294	27,715,539	27,293,023	422,516
Expiring 04/04/17	Goldman Sachs & Co.	CAD	307	230,417	230,866	(449)
Expiring 05/02/17	Citigroup Global Markets	CAD	28,055	21,083,938	21,105,805	(21,867)
Chinese Renminbi,
Expiring 05/19/17	UBS AG	CNH	50,496	7,272,477	7,319,209	(46,732)
Danish Krone,
Expiring 04/03/17	Bank of America	DKK	5,518	835,473	791,427	44,046
Expiring 04/03/17	BNP Paribas	DKK	62,854	9,533,967	9,014,391	519,576
Expiring 04/03/17	BNP Paribas	DKK	17,264	2,623,884	2,475,980	147,904
Expiring 04/03/17	BNP Paribas	DKK	13,485	2,060,003	1,934,001	126,002
Expiring 04/03/17	BNP Paribas	DKK	7,152	1,043,897	1,025,693	18,204
Expiring 04/03/17	Goldman Sachs & Co.	DKK	2,095	303,884	300,462	3,422
Expiring 04/03/17	Hong Kong & Shanghai Bank	DKK	13,310	1,921,841	1,908,902	12,939
Expiring 04/03/17	UBS AG	DKK	2,860	434,559	410,177	24,382
Expiring 07/03/17	Barclays Capital Group	DKK	36,409	5,554,047	5,246,591	307,456
Expiring 07/03/17	Goldman Sachs & Co.	DKK	14,022	2,042,804	2,020,652	22,152
Expiring 07/03/17	Goldman Sachs & Co.	DKK	12,893	1,878,240	1,857,872	20,368
Expiring 10/02/17	Goldman Sachs & Co.	DKK	28,754	4,213,040	4,164,379	48,661
Expiring 10/02/17	Hong Kong & Shanghai Bank	DKK	219,880	33,672,282	31,844,740	1,827,542
Expiring 10/02/17	Hong Kong & Shanghai Bank	DKK	16,088	2,463,706	2,329,990	133,716
Expiring 10/02/17	JPMorgan Chase	DKK	2,295	351,746	332,380	19,366
Expiring 10/03/17	Hong Kong & Shanghai Bank	DKK	3,992	608,444	578,190	30,254
Expiring 01/02/18	BNP Paribas	DKK	7,415	1,093,497	1,080,229	13,268
Expiring 01/02/18	Goldman Sachs & Co.	DKK	35,339	5,230,051	5,148,240	81,811
Expiring 01/02/18	JPMorgan Chase	DKK	33,569	4,879,924	4,890,382	(10,458)
Expiring 01/02/18	UBS AG	DKK	40,521	5,954,771	5,903,161	51,610
Expiring 01/02/18	UBS AG	DKK	5,174	748,359	753,698	(5,339)
Expiring 04/03/18	BNP Paribas	DKK	39,491	5,818,281	5,783,400	34,881
Expiring 04/03/18	BNP Paribas	DKK	21,432	3,118,957	3,138,714	(19,757)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Danish Krone (cont’d.),
Expiring 04/03/18	BNP Paribas	DKK	3,383	$497,807	$495,435	$2,372
Expiring 04/03/18	Citigroup Global Markets	DKK	56,661	8,319,299	8,297,922	21,377
Expiring 04/03/18	Citigroup Global Markets	DKK	34,007	4,997,029	4,980,276	16,753
Expiring 04/03/18	Citigroup Global Markets	DKK	15,699	2,286,030	2,299,029	(12,999)
Expiring 04/03/18	Goldman Sachs & Co.	DKK	108,035	16,019,425	15,821,571	197,854
Expiring 04/03/18	JPMorgan Chase	DKK	38,559	5,638,104	5,646,909	(8,805)
Expiring 04/03/18	UBS AG	DKK	3,385	494,873	495,729	(856)
Euro,
Expiring 04/04/17	BNP Paribas	EUR	86,081	91,317,738	91,847,949	(530,211)
Expiring 04/04/17	BNP Paribas	EUR	7,594	8,070,220	8,102,756	(32,536)
Expiring 04/04/17	Citigroup Global Markets	EUR	5,100	5,379,288	5,441,671	(62,383)
Expiring 04/04/17	Citigroup Global Markets	EUR	2,918	3,118,207	3,113,490	4,717
Expiring 04/04/17	Goldman Sachs & Co.	EUR	9,818	10,555,138	10,475,751	79,387
Expiring 04/04/17	Goldman Sachs & Co.	EUR	1,656	1,745,330	1,766,942	(21,612)
Expiring 04/04/17	JPMorgan Chase	EUR	13,634	14,637,693	14,547,402	90,291
Expiring 04/04/17	UBS AG	EUR	5,048	5,451,790	5,386,188	65,602
Expiring 04/27/17	Citigroup Global Markets	EUR	16,165	17,412,436	17,265,985	146,451
Expiring 04/27/17	Goldman Sachs & Co.	EUR	500	534,970	534,048	922
Expiring 04/27/17	JPMorgan Chase	EUR	660	704,800	704,868	(68)
Expiring 05/02/17	BNP Paribas	EUR	119,247	128,313,946	127,396,912	917,034
Expiring 05/02/17	BNP Paribas	EUR	5,744	6,202,813	6,136,572	66,241
Indian Rupee,
Expiring 04/20/17	JPMorgan Chase	INR	123,777	1,888,000	1,900,854	(12,854)
Israeli Shekel,
Expiring 04/21/17	JPMorgan Chase	ILS	386	101,519	106,684	(5,165)
Japanese Yen,
Expiring 04/04/17	Hong Kong & Shanghai Bank	JPY	1,290,828	11,494,973	11,596,492	(101,519)
Expiring 04/04/17	Hong Kong & Shanghai Bank	JPY	145,722	1,297,674	1,309,135	(11,461)
Expiring 04/04/17	Standard Chartered PLC	JPY	14,000	122,678	125,773	(3,095)
Expiring 05/02/17	Citigroup Global Markets	JPY	1,290,828	11,660,912	11,609,547	51,365
Expiring 05/02/17	Citigroup Global Markets	JPY	159,722	1,442,879	1,436,523	6,356
Mexican Peso,
Expiring 04/17/17	Goldman Sachs & Co.	MXN	116,031	5,574,938	6,181,226	(606,288)
Expiring 08/17/17	BNP Paribas	MXN	7,282	364,545	380,729	(16,184)
Expiring 08/17/17	Credit Suisse First Boston Corp.	MXN	7,220	361,438	377,487	(16,049)
Expiring 01/04/18	Goldman Sachs & Co.	MXN	109,900	5,366,866	5,628,340	(261,474)
Expiring 01/04/18	Goldman Sachs & Co.	MXN	3,738	182,542	191,435	(8,893)
Expiring 03/01/18	BNP Paribas	MXN	49,620	2,372,834	2,520,692	(147,858)
New Taiwanese Dollar,
Expiring 06/23/17	Credit Suisse First Boston Corp.	TWD	615,073	20,130,030	20,350,149	(220,119)
Expiring 06/23/17	Hong Kong & Shanghai Bank	TWD	43,883	1,422,000	1,451,899	(29,899)
Expiring 06/23/17	Standard Chartered PLC	TWD	750,905	24,365,798	24,844,254	(478,456)
New Zealand Dollar,
Expiring 04/04/17	JPMorgan Chase	NZD	301	213,891	210,980	2,911
Expiring 04/04/17	Societe Generale	NZD	7,574	5,437,667	5,308,844	128,823
Singapore Dollar,
Expiring 06/23/17	Morgan Stanley	SGD	44,913	31,902,366	32,128,016	(225,650)
Expiring 06/23/17	Standard Chartered PLC	SGD	1,443	1,020,584	1,032,236	(11,652)
South African Rand,
Expiring 04/07/17	Goldman Sachs & Co.	ZAR	1,978	141,284	147,229	(5,945)
Expiring 05/05/17	Goldman Sachs & Co.	ZAR	6,296	457,221	466,413	(9,192)
Expiring 05/05/17	UBS AG	ZAR	3,516	257,671	260,477	(2,806)
South Korean Won,
Expiring 06/23/17	Citigroup Global Markets	KRW	26,799,450	23,691,169	23,988,480	(297,311)
Expiring 06/23/17	Morgan Stanley	KRW	1,198,343	1,042,000	1,072,650	(30,650)
Expiring 06/23/17	Standard Chartered PLC	KRW	2,643,275	2,295,606	2,366,025	(70,419)
Expiring 06/23/17	UBS AG	KRW	2,685,977	2,337,156	2,404,247	(67,091)
Expiring 06/23/17	UBS AG	KRW	2,677,446	2,338,381	2,396,611	(58,230)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 06/23/17	UBS AG	KRW	2,664,541	$2,325,485	$2,385,059	$(59,574)
Thai Baht,
Expiring 06/23/17	JPMorgan Chase	THB	3,739	106,574	108,759	(2,185)

				$951,033,115	$965,108,134	(14,075,019)

						$(11,965,346)

Cross currency exchange contract outstanding at March 31, 2017:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
04/27/17	Buy	GBP	65	EUR	76	$980	Citigroup Global Markets

Credit default swap agreements outstanding at March 31, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2017(5)	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
CIT Group, Inc.	06/20/18	5.000%		4,470	0.289%	$282,612	$265,690	$(16,922)
Ford Motor Credit Co. LLC	06/20/21	5.000%		2,400	0.984%	375,310	393,339	18,029
General Motors Co.	06/20/19	5.000%		1,835	0.291%	205,292	193,281	(12,011)
Tesco PLC	06/20/22	1.000%	EUR	2,200	1.917%	(107,806)	(106,902)	904
Volkswagen International Finance	06/20/17	1.000%	EUR	4,400	0.223%	11,415	10,009	(1,406)
Volkswagen International Finance	12/20/17	1.000%	EUR	700	0.224%	5,229	4,538	(691)
Volkswagen International Finance	12/20/21	1.000%	EUR	2,000	0.869%	9,267	13,800	4,533

						$781,319	$773,755	$(7,564)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
Cardinal Health, Inc.	06/20/17	(0.580)%	250	0.049%	$(354)	$—	$(354)	Goldman Sachs & Co.
Cytec Industries, Inc.	09/20/17	(1.000)%	900	0.084%	(4,267)	82,545	(86,812)	Citigroup Global Markets

					$(4,621)	$82,545	$(87,166)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
Deutsche Bank AG	12/20/17	1.000%	EUR	3,000	0.355%	$16,374	$(54,036)	$70,410	BNP Paribas
Federal Republic of Brazil	12/20/18	1.000%		8,200	0.819%	28,477	(399,179)	427,656	Morgan Stanley
Federal Republic of Brazil	12/20/18	1.000%		8,000	0.819%	27,783	(416,429)	444,212	JPMorgan Chase
Federal Republic of Brazil	12/20/18	1.000%		7,100	0.819%	24,657	(314,358)	339,015	Citigroup Global Markets

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Credit default swap agreements outstanding at March 31, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2) (cont’d.):
Federal Republic of Brazil	12/20/18	1.000%		2,600	0.819%	$9,029	$(113,619)	$122,648	Goldman Sachs & Co.
Federal Republic of Brazil	12/20/18	1.000%		500	0.819%	1,736	(19,296)	21,032	BNP Paribas
Federal Republic of Brazil	12/20/18	1.000%		200	0.819%	695	(9,512)	10,207	Bank of America
Federal Republic of Brazil	12/20/18	1.000%		200	0.819%	695	(9,593)	10,288	Deutsche Bank AG
Federal Republic of Brazil	12/20/18	1.000%		100	0.819%	347	(4,481)	4,828	Credit Suisse First Boston Corp.
Federal Republic of Brazil	06/20/21	1.000%		1,800	1.800%	(56,564)	(124,874)	68,310	Hong Kong & Shanghai Bank
Federal Republic of Brazil	06/20/21	1.000%		300	1.800%	(9,427)	(25,827)	16,400	Deutsche Bank AG
Federal Republic of Brazil	06/20/21	1.000%		200	1.800%	(6,285)	(17,301)	11,016	Citigroup Global Markets
Federal Republic of Brazil	06/20/21	1.000%		100	1.800%	(3,142)	(6,979)	3,837	JPMorgan Chase
Federal Republic of Brazil	12/20/21	1.000%		800	2.050%	(36,552)	(62,287)	25,735	Bank of America
Petrobras International Finance Co.	03/20/20	1.000%		3,700	1.730%	(75,991)	(675,603)	599,612	Hong Kong & Shanghai Bank
Petroleo Brasileiro SA	06/20/18	1.000%		2,130	0.693%	8,797	(163,317)	172,114	Morgan Stanley
Republic of Italy	09/20/20	1.000%		4,380	1.406%	(57,152)	20,321	(77,473)	JPMorgan Chase
Republic of Italy	06/20/21	1.000%		31,000	1.107%	(120,150)	(566,159)	446,009	Citigroup Global Markets
Republic of Italy	06/20/21	1.000%		10,100	1.534%	(209,226)	(168,497)	(40,729)	Bank of America
Republic of Italy	06/20/21	1.000%		8,800	1.107%	(34,107)	(196,071)	161,964	Goldman Sachs & Co.
Republic of Italy	06/20/21	1.000%		3,500	1.534%	(72,504)	(62,657)	(9,847)	JPMorgan Chase
Royal Bank of Scotland PLC	12/20/17	1.000%	EUR	2,000	0.425%	9,818	5,203	4,615	BNP Paribas
Russian Federation	06/20/21	1.000%		500	1.292%	(5,678)	(30,670)	24,992	JPMorgan Chase
United Mexican States	06/20/21	1.000%		2,200	0.989%	1,846	(55,937)	57,783	Barclays Capital Group
United Mexican States	06/20/21	1.000%		2,200	0.989%	1,846	(56,085)	57,931	Deutsche Bank AG
United Mexican States	06/20/21	1.000%		600	0.989%	503	(15,346)	15,849	Hong Kong & Shanghai Bank
United Mexican States	06/20/21	1.000%		200	0.989%	168	(4,874)	5,042	Citigroup Global Markets
United Mexican States	06/20/21	1.000%		100	0.989%	84	(2,474)	2,558	Credit Suisse First Boston Corp.

						$(553,923)	$(3,549,937)	$2,996,014

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.NA.HY.28	06/20/22	5.000%	4,620	$(318,614)	$(339,573)	$(20,959)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Credit default swap agreements outstanding at March 31, 2017 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1) (cont’d.):
CDX.NA.HY.28.V1	06/20/22	5.000%	13,900	$(888,364)	$(1,026,271)	$(137,907)

				$(1,206,978)	$(1,365,844)	$(158,866)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.HY.26.5Y	06/20/21	5.000%	13,563	$1,178,272	$1,182,998	$4,726
CDX.HY.27.5Y	12/20/21	5.000%	18,216	1,472,782	1,468,072	(4,710)
CDX.NA.IG.27	12/20/21	1.000%	253,300	4,614,872	4,788,862	173,990
CDX.NA.IG.28	06/20/22	1.000%	8,900	142,056	149,722	7,666

				$7,407,982	$7,589,654	$181,672

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%	6,000	$(76,695)	$(375,020)	$298,325	Credit Suisse First Boston Corp.
CMBX.NA.6.AA	05/11/63	1.500%	2,000	(25,565)	(443)	(25,122)	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500%	2,000	(25,565)	(443)	(25,122)	Goldman Sachs & Co.
CMBX.NA.7.BBB-	01/17/47	3.000%	2,500	(226,696)	(229,781)	3,085	Bank of America
CMBX.NA.8.AAA	10/17/57	0.500%	3,300	(44,556)	(172,053)	127,497	Deutsche Bank AG
CMBX.NA.8.AAA	10/17/57	0.500%	1,000	(13,502)	(51,756)	38,254	Goldman Sachs & Co.
CMBX.NA.8.AAA	10/17/57	0.500%	600	(8,102)	(41,882)	33,780	Bank of America

				$(420,681)	$(871,378)	$450,697

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at March 31, 2017:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

OTC currency swap agreements:
1,009	3 Month LIBOR	EUR	905	(0.613)%	JPMorgan Chase	02/22/20	$49,100	$—	$49,100

Forward rate agreements outstanding at March 31, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared forward rate agreements:
1,037,100	12/20/17	1.568%	3 Month LIBOR(1)	$—	$(57,382)	$(57,382)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest rate swap agreements outstanding at March 31, 2017:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
CAD	1,600	12/15/25	2.300%	3 Month Canadian Bankers Acceptance(1)	$(37,595)	$(53,892)	$(16,297)
EUR	2,600	10/15/17	0.580%	Eurostat Eurozone HICP ex Tobacco(2)	(8,805)	3,805	12,610
EUR	6,900	05/15/18	0.830%	Eurostat Eurozone HICP ex Tobacco(1)	(30,132)	—	30,132
EUR	1,400	09/15/18	0.625%	Eurostat Eurozone HICP ex Tobacco(2)	(3,791)	5,768	9,559
EUR	800	10/15/18	0.650%	Eurostat Eurozone HICP ex Tobacco(2)	(1,956)	3,579	5,535
EUR	1,900	11/15/18	0.883%	Eurostat Eurozone HICP ex Tobacco(2)	64	12,587	12,523
EUR	700	11/15/18	0.890%	France CPI ex Tobacco Household(2)	1,194	2,045	851
EUR	4,120	04/15/21	0.806%	Eurostat Eurozone HICP ex Tobacco(2)	(6,750)	88,446	95,196
EUR	5,200	05/15/21	0.875%	Eurostat Eurozone HICP ex Tobacco(2)	34,145	103,820	69,675
EUR	1,125	10/06/21	(0.385)%	1 Day EONIA(1)	—	17,312	17,312
EUR	460	12/15/21	1.165%	Eurostat Eurozone HICP ex Tobacco(2)	300	247	(53)
EUR	1,600	06/20/24	(0.050)%	1 Day EONIA(1)	—	32,018	32,018
EUR	2,335	09/13/24	(0.104)%	1 Day EONIA(1)	—	66,247	66,247
EUR	3,860	02/23/26	0.324%	1 Day EONIA(1)	(55,615)	40,646	96,261
EUR	2,200	12/15/26	1.385%	Eurostat Eurozone HICP ex Tobacco(1)	(8,642)	6,827	15,469
EUR	790	03/15/27	1.430%	Eurostat Eurozone HICP ex Tobacco NSA(1)	—	(8,110)	(8,110)
EUR	1,500	03/16/46	1.500%	6 Month EURIBOR(1)	61,244	(45,504)	(106,748)
EUR	240	03/15/47	1.935%	Eurostat Eurozone HICP ex Tobacco NSA(2)	—	9,253	9,253
GBP	11,800	09/20/22	1.000%	6 Month GBP LIBOR(1)	(77,585)	(51,481)	26,104
GBP	4,440	09/16/25	2.000%	6 Month GBP LIBOR(1)	160,964	(422,423)	(583,387)
GBP	590	03/15/27	3.490%	U.K. Retail Prices Index(2)	—	(772)	(772)
GBP	25,900	09/20/27	1.500%	6 Month GBP LIBOR(1)	(230,547)	(821,094)	(590,547)
GBP	7,100	09/20/27	1.500%	6 Month GBP LIBOR(1)	(108,340)	(207,907)	(99,567)
GBP	1,000	04/15/30	3.190%	U.K. Retail Prices Index(1)	(56,754)	(34,506)	22,248

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest rate swap agreements outstanding at March 31, 2017 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
GBP	3,900	05/15/30	3.350%	U.K. Retail Prices Index(1)	$(43,957)	$3,780	$47,737
GBP	2,300	06/15/30	3.400%	U.K. Retail Prices Index(1)	(9,496)	17,893	27,389
GBP	1,300	06/15/30	3.400%	U.K. Retail Prices Index(1)	(2,733)	10,114	12,847
GBP	3,300	08/15/30	3.325%	U.K. Retail Prices Index(1)	(48,764)	(47,529)	1,235
GBP	1,400	09/15/30	3.275%	U.K. Retail Prices Index(1)	(64,817)	(42,842)	21,975
GBP	200	12/15/30	3.300%	U.K. Retail Prices Index(1)	(9,487)	(7,032)	2,455
GBP	300	04/15/31	3.140%	U.K. Retail Prices Index(1)	(31,792)	(26,737)	5,055
GBP	1,000	06/15/31	3.100%	U.K. Retail Prices Index(1)	(103,355)	(109,451)	(6,096)
GBP	1,200	10/15/31	3.530%	U.K. Retail Prices Index(1)	(16,609)	3,176	19,785
GBP	900	01/15/45	3.328%	U.K. Retail Prices Index(1)	(99,012)	(27,646)	71,366
GBP	530	03/18/45	2.000%	6 Month GBP LIBOR(1)	13,269	(93,639)	(106,908)
GBP	1,200	10/15/46	3.585%	U.K. Retail Prices Index(2)	(87,962)	(100,745)	(12,783)
GBP	500	03/15/47	3.428%	U.K. Retail Prices Index(2)	—	16,347	16,347
GBP	130	03/15/47	3.498%	U.K. Retail Prices Index(1)	—	(2,039)	(2,039)
GBP	6,700	03/21/48	1.750%	6 Month GBP LIBOR(1)	(267,054)	(642,228)	(375,174)
GBP	4,680	03/21/48	1.750%	6 Month GBP LIBOR(1)	(277,816)	(448,601)	(170,785)
GBP	290	03/21/48	1.750%	6 Month GBP LIBOR(1)	(24,919)	(29,542)	(4,623)
JPY	7,535,000	12/20/19	0.250%	6 Month JPY LIBOR(2)	17,937	400,725	382,788
JPY	2,120,000	09/18/20	0.500%	6 Month JPY LIBOR(2)	290,438	288,573	(1,865)
JPY	2,260,000	12/20/21	0.500%	6 Month JPY LIBOR(2)	556,667	425,313	(131,354)
JPY	120,000	09/18/23	1.000%	6 Month JPY LIBOR(1)	(46,163)	(60,063)	(13,900)
JPY	3,260,000	03/18/26	0.300%	6 Month JPY LIBOR(1)	(195,327)	(187,661)	7,666
JPY	9,690,000	06/19/33	1.500%	6 Month JPY LIBOR(2)	7,088,321	13,432,824	6,344,503
JPY	1,260,000	06/17/35	1.250%	6 Month JPY LIBOR(2)	1,672,772	1,258,968	(413,804)
JPY	470,000	12/21/45	1.500%	6 Month JPY LIBOR(2)	1,366,281	759,100	(607,181)
MXN	800	07/07/21	5.610%	28 Day Mexican Interbank Rate(2)	(2,224)	(2,527)	(303)
MXN	11,800	11/10/21	7.030%	28 Day Mexican Interbank Rate(2)	(1,104)	(3,365)	(2,261)
MXN	6,900	11/17/21	7.388%	28 Day Mexican Interbank Rate(2)	—	3,366	3,366
MXN	64,900	12/27/24	5.795%	28 Day Mexican Interbank Rate(2)	14,649	(327,248)	(341,897)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest rate swap agreements outstanding at March 31, 2017 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
MXN	67,000	10/15/26	6.445%	28 Day Mexican Interbank Rate(2)	$(133)	$(245,929)	$(245,796)
MXN	25,955	12/09/26	7.780%	28 Day Mexican Interbank Rate(2)	(29,664)	39,760	69,424
MXN	43,400	12/17/26	8.035%	28 Day Mexican Interbank Rate(2)	(4,187)	108,490	112,677
NZD	20,000	12/15/17	2.125%	3 Month New Zealand Bank Bill(2)	—	84,551	84,551
	57,400	08/19/17	0.524%	1 Day USOIS(1)	—	108,267	108,267
	223,275	09/09/17	0.539%	1 Day USOIS(1)	29,641	476,309	446,668
	54,800	10/21/17	0.590%	1 Day USOIS(1)	—	135,907	135,907
	52,860	11/01/17	0.639%	1 Day USOIS(1)	—	115,412	115,412
	102,810	11/14/17	0.675%	1 Day USOIS(1)	(9,361)	216,710	226,071
	51,340	11/22/17	0.716%	1 Day USOIS(1)	—	96,670	96,670
	49,695	02/21/18	0.941%	1 Day USOIS(1)	—	66,076	66,076
	40,100	02/23/18	1.250%	3 Month LIBOR(1)	—	29,728	29,728
	5,600	06/15/18	1.250%	3 Month LIBOR(2)	26,157	5,275	(20,882)
	43,000	09/30/18	0.655%	1 Day USOIS(1)	—	387,722	387,722
	19,940	09/30/18	0.747%	1 Day USOIS(1)	—	147,859	147,859
	51,470	11/17/18	1.080%	1 Day USOIS(1)	—	179,077	179,077
	77,370	11/18/18	0.911%	1 Day USOIS(1)	(4,441)	385,141	389,582
	13,106	03/31/19	1.431%	1 Day USOIS(1)	—	(3,362)	(3,362)
	12,898	03/31/19	1.431%	1 Day USOIS(1)	—	(3,474)	(3,474)
	100,400	06/21/19	1.250%	3 Month LIBOR(1)	(245,722)	935,927	1,181,649
	38,505	04/04/20	—(3)	—(3)	—	—	—
	2,900	11/23/20	2.027%	U.S. CPI Urban Consumers NSA Index(2)	—	12,787	12,787
	2,800	11/25/20	2.021%	U.S. CPI Urban Consumers NSA Index(2)	—	12,850	12,850
	5,200	12/16/20	2.000%	3 Month LIBOR(1)	(127,665)	(43,551)	84,114
	14,200	06/21/21	1.250%	3 Month LIBOR(1)	427,488	425,435	(2,053)
	66,400	06/28/21	1.450%	3 Month LIBOR(1)	—	1,123,434	1,123,434
	2,000	07/26/21	1.550%	U.S. CPI Urban Consumers NSA Index(2)	67,692	56,682	(11,010)
	1,540	09/12/21	1.603%	U.S. CPI Urban Consumers NSA Index(2)	46,384	37,230	(9,154)
	11,020	03/22/22	2.175%	U.S. CPI Urban Consumers NSA Index(1)	(786)	(18,127)	(17,341)
	6,675	04/04/22	—(4)	—(4)	—	—	—
	27,000	05/31/22	2.237%	3 Month LIBOR(1)	(69,198)	(404,701)	(335,503)
	50,400	06/21/22	1.250%	3 Month LIBOR(1)	2,107,007	2,116,854	9,847
	10,100	06/21/22	1.250%	3 Month LIBOR(1)	495,120	424,211	(70,909)
	11,000	07/15/22	2.500%	U.S. CPI Urban Consumers NSA Index(2)	(978,621)	(968,016)	10,605
	21,100	08/31/22	1.788%	3 Month LIBOR(1)	—	315,012	315,012
	14,550	08/31/22	2.013%	3 Month LIBOR(1)	(127,107)	44,441	171,548
	81,900	12/16/22	2.250%	3 Month LIBOR(1)	864,901	(1,071,694)	(1,936,595)
	11,100	12/16/22	2.250%	3 Month LIBOR(2)	77,072	138,775	61,703
	11,225	12/31/22	1.416%	3 Month LIBOR(1)	—	393,924	393,924
	5,500	12/31/22	1.405%	3 Month LIBOR(1)	—	196,494	196,494
	4,850	12/31/22	1.495%	3 Month LIBOR(1)	—	148,224	148,224
	4,200	12/31/22	1.406%	3 Month LIBOR(1)	—	149,696	149,696

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest rate swap agreements outstanding at March 31, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
2,200	12/31/22	1.412%	3 Month LIBOR(1)	$—	$77,760	$77,760
21,075	05/31/23	1.578%	3 Month LIBOR(1)	(19,454)	617,944	637,398
10,880	05/31/23	1.395%	3 Month LIBOR(1)	—	442,223	442,223
10,880	05/31/23	1.394%	3 Month LIBOR(1)	—	442,955	442,955
10,540	05/31/23	1.513%	3 Month LIBOR(1)	—	351,623	351,623
4,200	05/31/23	1.584%	3 Month LIBOR(1)	—	122,730	122,730
10,000	10/19/23	2.655%	3 Month LIBOR(2)	—	105,611	105,611
12,000	10/25/23	2.678%	3 Month LIBOR(2)	—	137,690	137,690
32,690	11/15/23	2.209%	3 Month LIBOR(1)	—	(39,118)	(39,118)
3,000	11/19/23	2.670%	3 Month LIBOR(2)	—	31,722	31,722
3,000	12/12/23	2.681%	3 Month LIBOR(2)	—	31,767	31,767
27,000	12/19/23	2.500%	3 Month LIBOR(2)	(217,260)	55,880	273,140
1,100	08/05/25	2.350%	3 Month LIBOR(1)	—	(4,412)	(4,412)
7,510	02/22/26	2.500%	3 Month LIBOR(1)	—	70,214	70,214
14,050	03/16/26	2.400%	3 Month LIBOR(1)	—	196,214	196,214
8,400	04/21/26	2.300%	3 Month LIBOR(1)	—	157,014	157,014
9,700	04/27/26	2.300%	3 Month LIBOR(1)	—	181,828	181,828
13,800	06/15/26	2.250%	3 Month LIBOR(1)	(92,631)	31,612	124,243
12,600	07/20/26	1.850%	3 Month LIBOR(1)	—	492,748	492,748
2,000	07/26/26	1.730%	U.S. CPI Urban Consumers NSA Index(1)	(107,206)	(96,532)	10,674
9,100	07/27/26	2.000%	3 Month LIBOR(1)	—	296,845	296,845
3,500	07/27/26	1.850%	3 Month LIBOR(1)	—	137,051	137,051
1,540	09/12/26	1.801%	U.S. CPI Urban Consumers NSA Index(1)	(71,132)	(62,308)	8,824
19,510	12/21/26	1.750%	3 Month LIBOR(1)	(513,228)	994,763	1,507,991
15,890	12/21/26	1.750%	3 Month LIBOR(1)	(434,725)	810,188	1,244,913
11,020	03/22/27	2.283%	U.S. CPI Urban Consumers NSA Index(2)	—	14,404	14,404
1,700	06/21/27	1.500%	3 Month LIBOR(1)	148,877	142,995	(5,882)
2,750	02/15/42	1.369%	1 Day USOIS(1)	—	458,039	458,039
1,780	09/27/46	1.380%	1 Day USOIS(1)	—	325,464	325,464
1,470	12/21/46	2.250%	3 Month LIBOR(1)	175,028	131,968	(43,060)
2,000	10/19/48	2.948%	3 Month LIBOR(1)	—	(71,331)	(71,331)
1,000	10/25/48	2.969%	3 Month LIBOR(1)	—	(39,988)	(39,988)
1,000	11/19/48	2.951%	3 Month LIBOR(1)	—	(35,672)	(35,672)
1,000	12/12/48	2.953%	3 Month LIBOR(1)	—	(35,546)	(35,546)
6,000	12/19/48	2.750%	3 Month LIBOR(1)	152,902	42,581	(110,321)

				$10,884,890	$26,081,197	$15,196,307

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
EUR	300	10/15/17	0.550%	Eurostat Eurozone HICP ex Tobacco(2)	$1,141	$—	$1,141	BNP Paribas
EUR	800	04/15/21	0.806%	Eurostat Eurozone HICP ex Tobacco(2)	16,952	—	16,952	BNP Paribas
EUR	1,300	05/15/26	1.178%	Eurostat Eurozone HICP ex Tobacco(1)	(26,544)	(200)	(26,344)	Citigroup Global Markets

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest rate swap agreements outstanding at March 31, 2017 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
EUR	1,300	08/15/26	1.140%	France CPI ex Tobacco Household(1)	$(43,592)	$—	$(43,592)	Royal Bank of Scotland Group PLC
EUR	2,200	12/15/26	1.385%	Eurostat Eurozone HICP ex Tobacco(1)	7,407	209	7,198	Royal Bank of Scotland Group PLC
GBP	3,570	01/14/30	3.140%	U.K. Retail Prices Index(1)	(116,494)	—	(116,494)	Goldman Sachs & Co.
GBP	1,200	06/15/30	3.400%	U.K. Retail Prices Index(1)	9,169	3,737	5,432	Goldman Sachs & Co.
GBP	900	06/15/30	3.430%	U.K. Retail Prices Index(1)	13,914	249	13,665	Bank of America
GBP	2,940	08/15/30	3.325%	U.K. Retail Prices Index(1)	(51,239)	(9,203)	(42,036)	Goldman Sachs & Co.
GBP	700	04/15/35	3.358%	U.K. Retail Prices Index(1)	(11,268)	—	(11,268)	Goldman Sachs & Co.
	9,300	07/15/17	2.250%	U.S. CPI Urban Consumers NSA Index(2)	(472,697)	19,486	(492,183)	Royal Bank of Scotland Group PLC
	1,700	10/16/17	1.010%	U.S. CPI Urban Consumers NSA Index(2)	23,174	—	23,174	Bank of America
	3,600	11/02/17	1.128%	U.S. CPI Urban Consumers NSA Index(2)	47,589	—	47,589	Royal Bank of Scotland Group PLC
	12,700	04/15/18	2.033%	U.S. CPI Urban Consumers NSA Index(2)	(408,098)	—	(408,098)	Goldman Sachs & Co.
	1,300	05/23/18	1.580%	U.S. CPI Urban Consumers NSA Index(2)	7,486	—	7,486	Bank of America
	1,100	06/07/18	1.565%	U.S. CPI Urban Consumers NSA Index(2)	7,233	—	7,233	Bank of America
	1,700	10/01/18	2.175%	U.S. CPI Urban Consumers NSA Index(2)	(58,343)	(1,059)	(57,284)	Goldman Sachs & Co.
	2,000	11/01/18	2.173%	U.S. CPI Urban Consumers NSA Index(2)	(67,739)	—	(67,739)	Deutsche Bank AG
	800	03/04/19	1.725%	U.S. CPI Urban Consumers NSA Index(2)	3,712	—	3,712	Deutsche Bank AG
	13,500	11/23/20	1.570%	U.S. CPI Urban Consumers NSA Index(2)	344,606	—	344,606	Bank of America
	2,200	07/15/22	2.500%	U.S. CPI Urban Consumers NSA Index(2)	(182,046)	39,860	(221,906)	Deutsche Bank AG
	600	09/20/26	1.805%	U.S. CPI Urban Consumers NSA Index(1)	(27,736)	—	(27,736)	Morgan Stanley

					$(983,413)	$53,079	$(1,036,492)

Cash of $2,252,186 has been segregated with Morgan Stanley and U.S. Government Agency Obligations and U.S. Treasury Obligations with combined market values of $13,788,362 and $22,523,672 have been segregated with Citigroup Global Markets and Morgan Stanley, respectively, to cover requirements for open centrally cleared interest rate and credit default swap contracts at March 31, 2017.

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest rate swap agreements outstanding at March 31, 2017 (continued):

(1)	Portfolio pays the fixed rate and receives the floating rate.
(2)	Portfolio pays the floating rate and receives the fixed rate.
(3)	Portfolio pays the floating rate of 3 Month LIBOR plus 12 bps and receives the floating rate of 6 Month LIBOR.
(4)	Portfolio pays the floating rate of 6 Month LIBOR and receives the floating rate of 3 Month LIBOR plus 11.75 bps.

Total return swap agreements outstanding at March 31, 2017:

Counterparty	Termination Date	Long/(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Bank of America	08/24/17	29,165	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +23bps.	$240,179	$—	$240,179
Bank of America	08/15/17	1,731	Received fixed payments on Bloomberg Commodity Index Total Return and pay variable payments based on the U.S. Treasury Bill +14bps.	17,784	—	17,784
BNP Paribas	04/17/17	(110)	Pay $0.059049 strike and receive variance based on Light Sweet Crude Oil Futures.	(7,797)	—	(7,797)
BNP Paribas	04/17/17	108	Pay $0.061009 strike and receive variance based on Brent Crude Oil Futures.	(6,531)	—	(6,531)
BNP Paribas	05/17/17	(32)	Pay $0.069696 strike and receive variance based on Light Sweet Crude Oil Futures.	2,149	—	2,149
BNP Paribas	05/17/17	32	Pay $0.071824 strike and receive variance based on Brent Crude Oil Futures.	(2,315)	—	(2,315)
BNP Paribas	05/17/17	(170)	Pay $0.0784 strike and receive variance based on Light Sweet Crude Oil Futures.	9,204	—	9,204
BNP Paribas	05/17/17	168	Pay $0.080656 strike and receive variance based on Brent Crude Oil Futures.	(10,435)	—	(10,435)
BNP Paribas	12/31/17	9	Pay $0.55 strike price and receive variance based on EURSIMP.	19,679	—	19,679
BNP Paribas	12/31/17	2	Pay $1.00 strike price and receive variance based on EURSIMP.	2,334	—	2,334
BNP Paribas	12/31/18	4	Pay $12.70 strike price and receive variance based on energy petroleum crack spread.	(209)	(60)	(149)
BNP Paribas	12/31/17	2	Pay $13.13 strike price and receive variance based on energy petroleum crack spread.	1,342	—	1,342
BNP Paribas	12/31/17	9	Pay $16.10 strike price and receive variance based on energy petroleum crack spread.	21,848	—	21,848
BNP Paribas	09/30/17	(5)	Pay $2.48 strike price and receive variance based on EURSIMP	(188)	(458)	270
BNP Paribas	06/30/17	(4)	Pay $2.96 strike price and receive variance based on EURSIMP.	(172)	(343)	171
BNP Paribas	07/07/17	4	Pay $238.25 strike price and receive variance based on Commodity swap on platinum and gold.	212,933	10,260	202,673
BNP Paribas	12/31/17	4	Pay $4.09 strike price and receive variance based on EURMARGIN.	5,443	1,584	3,859
BNP Paribas	12/31/17	(6)	Pay $5.85 strike and receive variance based on EURMARGIN.	(7,565)	—	(7,565)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty	Termination Date	Long/(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (cont’d.):
BNP Paribas	03/31/18	2	Pay $69.20 strike price and receive variance based on Iron Ore spread.	$(12,611)	$—	$(12,611)
BNP Paribas	09/30/17	(5)	Pay $7.18 strike price and receive variance based on EURMARGIN.	(323)	(1,260)	937
BNP Paribas	06/30/17	(3)	Pay $8.05 strike price and receive variance based on EURMARGIN.	114	894	(780)
BNP Paribas	06/30/17	(1)	Pay $82.50 strike price and receive variance based on Iron Ore spread.	8,934	—	8,934
BNP Paribas	08/15/17	(4,304)	Pay or receive amounts based on market fluctuation on S&P GSCI Industrial Metals Excess Return Index.	(49,441)	—	(49,441)
BNP Paribas	08/15/17	11,492	Received fixed payments on 1 Month Forward Total Return and pay variable payments based on the U.S. Treasury Bill.	117,818	—	117,818
BNP Paribas	08/15/17	89,880	Received fixed payments on Bloomberg Commodity Index Total Return and pay variable payments based on the U.S. Treasury Bill.	921,469	—	921,469
BNP Paribas	08/15/17	4,686	Received fixed payments on Bloomberg Commodity Index Total Return and pay variable payments based on the U.S. Treasury Bill.	48,412	—	48,412
Citigroup Global Markets	11/30/17	(20)	Pay $17.91 strike and receive variance based on SLVRLND.	(11,097)	—	(11,097)
Citigroup Global Markets	04/17/17	4,009	Pay or receive amounts based on market fluctuation on Citi Congestion Ex PMM F2 Index.	(1,001)	—	(1,001)
Citigroup Global Markets	04/17/17	4,136	Pay or receive amounts based on market fluctuation on Citi Congestion Ex PMM F3 Index.	(1,742)	—	(1,742)
Citigroup Global Markets	08/15/17	53,804	Received fixed payments on Bloomberg Commodity Index Total Return and pay variable payments based on the U.S. Treasury Bill.	553,912	—	553,912
Citigroup Global Markets	08/15/17	34,854	Received fixed payments on Bloomberg Commodity Index Total Return and pay variable payments based on the U.S. Treasury Bill.	357,316	—	357,316
Credit Suisse First Boston Corp.	01/12/41	4,799	Receive fixed payments on the IOS.FN30.450.10 Index and pay variable payments based on the 1 Month LIBOR	(31,888)	(14,705)	(17,183)
Credit Suisse First Boston Corp.	08/24/17	10,747	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +24bps.	88,499	—	88,499
Credit Suisse First Boston Corp.	11/08/17	99,245	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +39bps.	817,296	—	817,296
Credit Suisse First Boston Corp.	06/07/17	6,585	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +46bps.	54,231	—	54,231

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty	Termination Date	Long/(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.	07/29/20	15	Pay $0.0702 strike and receive variance based on GOLDLNPM.	$54,799	$—	$54,799
Goldman Sachs & Co.	09/09/20	7	Pay $0.0784 strike and receive variance based on GOLDLNPM.	25,787	—	25,787
Goldman Sachs & Co.	04/22/20	15	Pay $0.0798 strike and receive variance based on GOLDLNPM.	60,574	—	60,574
Goldman Sachs & Co.	04/27/20	10	Pay $0.0858 strike and receive variance based on GOLDLNPM.	46,540	—	46,540
Goldman Sachs & Co.	04/28/20	8	Pay $0.0870 strike and receive variance based on GOLDLNPM.	39,455	—	39,455
Goldman Sachs & Co.	05/25/17	68	Pay $0.0985 strike and receive variance based on Brent Crude Oil Futures.	4,639	—	4,639
Goldman Sachs & Co.	05/25/17	68	Pay $0.0985 strike and receive variance based on Brent Crude Oil Futures.	4,526	—	4,526
Goldman Sachs & Co.	05/25/17	68	Pay $0.0992 strike and receive variance based on Brent Crude Oil Futures.	4,691	—	4,691
Goldman Sachs & Co.	05/25/17	79	Pay $0.1001 strike and receive variance based on Brent Crude Oil Futures.	5,723	—	5,723
Goldman Sachs & Co.	05/25/17	164	Pay $0.1056 strike and receive variance based on Brent Crude Oil Futures.	(10,461)	—	(10,461)
Goldman Sachs & Co.	05/25/17	63	Pay $0.1156 strike and receive variance based on Brent Crude Oil Futures.	4,268	—	4,268
Goldman Sachs & Co.	07/05/17	(1)	Pay $1,106.50 strike price and receive variance based on PLTMLNPM.	(76,814)	—	(76,814)
Goldman Sachs & Co.	07/05/17	1	Pay $1,365.10 strike and receive variance based on GOLDLNPM.	56,590	—	56,590
Goldman Sachs & Co.	07/05/17	1	Pay $232.80 strike price and receive variance based on Commodity swap on platinum and gold.	92,638	827	91,811
Goldman Sachs & Co.	03/31/19	1	Pay $58.40 strike price and receive variance based on Iron Ore spread.	(6,031)	—	(6,031)
Goldman Sachs & Co.	09/30/18	1	Pay $63.55 strike price and receive variance based on Iron Ore spread.	(7,266)	—	(7,266)
Goldman Sachs & Co.	03/31/18	(1)	Pay $72.30 strike price and receive variance based on Iron Ore spread.	10,318	—	10,318
Goldman Sachs & Co.	06/23/17	(83)	Pay $9.75 strike price and receive variance based on Wheat.	(12,477)	(14,913)	2,436
Goldman Sachs & Co.	08/15/17	(2,361)	Pay or receive amounts based on market fluctuation on S&P GSCI Industrial Metals Excess Return Index.	(27,136)	(15)	(27,121)
Goldman Sachs & Co.	05/25/17	(69)	Pay strike $0.0961 and receive variance based on WTI Light Sweet Crude Oil futures.	(4,376)	—	(4,376)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty	Termination Date	Long/(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.	05/25/17	(69)	Pay strike $0.0961 and receive variance based on WTI Light Sweet Crude Oil futures.	$4,539	$—	$4,539
Goldman Sachs & Co.	05/25/17	(69)	Pay strike $0.0961 and receive variance based on WTI Light Sweet Crude Oil futures.	4,482	—	4,482
Goldman Sachs & Co.	05/25/17	(81)	Receive fix payments $0.0961 and pay variance based on WTI Light Sweet Crude Oil futures.	5,595	—	5,595
Goldman Sachs & Co.	05/25/17	(166)	Receive fix payments $0.1024 and pay variance based on WTI Light Sweet Crude Oil futures.	(10,163)	—	(10,163)
Goldman Sachs & Co.	05/25/17	(64)	Receive fix payments $0.112225 and pay variance based on WTI Light Sweet Crude Oil futures.	(4,124)	—	(4,124)
Goldman Sachs & Co.	08/15/17	27,636	Received fixed payments on Bloomberg Commodity Index Total Return and pay variable payments based on the U.S. Treasury Bill.	285,452	(30)	285,482
JPMorgan Chase	07/29/20	(1,374)	Pay $0.0386 strike and receive variance based on GOLDLNPM.	(1)	(1)	—
JPMorgan Chase	07/29/20	(135)	Pay $0.0397 strike and receive variance based on GOLDLNPM.	—	—	—
JPMorgan Chase	04/22/20	(1,525)	Pay $0.0433 strike and receive variance based on GOLDLNPM.	(2)	(2)	—
JPMorgan Chase	04/27/20	(1,024)	Pay $0.0434 strike and receive variance based on GOLDLNPM.	(1)	(1)	—
JPMorgan Chase	04/28/20	(847)	Pay $0.0434 strike and receive variance based on GOLDLNPM.	(1)	(1)	—
JPMorgan Chase	07/24/20	7	Pay $0.09 strike and receive variance based on GOLDLNPM.	31,817	—	31,817
JPMorgan Chase	12/31/18	2	Pay $12.00 strike price and receive variance based on energy petroleum crack spread.	257	—	257
JPMorgan Chase	03/31/18	— (r)	Pay $14.50 strike price and receive variance based on HSFOEW.	410	150	260
JPMorgan Chase	12/31/17	18	Pay $3.90 strike and receive variance based on EURMARGIN.	30,607	—	30,607
JPMorgan Chase	06/30/17	2	Pay $45.35 strike price and receive variance based on Iron Ore spread.	46,631	—	46,631
JPMorgan Chase	12/31/17	2	Pay $5.07 strike price and receive variance based on EURMARGIN.	3,254	—	3,254
JPMorgan Chase	12/31/17	(2)	Pay $5.85 strike and receive variance based on EURMARGIN.	(2,161)	—	(2,161)
JPMorgan Chase	03/31/19	1	Pay $55.90 strike price and receive variance based on Iron Ore spread.	2,568	—	2,568
JPMorgan Chase	03/31/18	(1)	Pay $69.70 strike price and receive variance based on Iron Ore spread.	(5,340)	—	(5,340)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty	Termination Date	Long/(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (cont’d.):
JPMorgan Chase	09/30/17	(2)	Pay $7.27 strike price and receive variance based on EURMARGIN.	$(41)	$(226)	$185
JPMorgan Chase	06/30/17	3	Pay $8.01 strike price and receive variance based on EURMARGIN.	16	762	(746)
JPMorgan Chase	08/15/17	(104)	Pay or receive amounts based on market fluctuation on S&P GSCI Industrial Metals Excess Return Index.	(1,199)	—	(1,199)
JPMorgan Chase	08/15/17	5,030	Pay or receive amounts based on market value fluctuation of JPMorgan JMABCTNE Commodity Index.	(2,385)	—	(2,385)
JPMorgan Chase	08/15/17	9,979	Receive fixed payments on the JMABDEW2 Index and pay variable payments based on the U.S. Treasury Bill.	(165,228)	—	(165,228)
JPMorgan Chase	08/15/17	9,762	Receive fixed payments on the JP Morgan commodity index and pay variable payments based on the U.S. Treasury Bill.	23,622	—	23,622
JPMorgan Chase	08/15/17	9,675	Receive fixed payments on the JPMorgan FNJ 1 Index and pay variable payments based on the U.S. Treasury Bill.	(15,186)	625	(15,811)
JPMorgan Chase	08/15/17	5,769	Received fixed payments on Bloomberg Commodity Index Total Return and pay variable payments based on the U.S. Treasury Bill.	59,147	—	59,147
Morgan Stanley	12/31/17	9	Pay $0.88 strike price and receive variance based on EURSIMP.	16,722	—	16,722
Morgan Stanley	11/29/18	— (r)	Pay $1,255.00 strike and receive variance based on GOLDLNPM.	(10,137)	—	(10,137)
Morgan Stanley	11/29/18	— (r)	Pay $1,266.20 strike and receive variance based on GOLDLNPM.	(5,771)	—	(5,771)
Morgan Stanley	11/29/18	— (r)	Pay $1,289.00 strike and receive variance based on GOLDLNPM.	3,118	—	3,118
Morgan Stanley	11/29/17	(10)	Pay $17.94 strike and receive variance based on SLVRLND.	(5,260)	—	(5,260)
Morgan Stanley	06/30/17	(1)	Pay $2.60 strike price and receive variance based on EURSIMP.	(590)	—	(590)
Morgan Stanley	12/31/17	(5)	Pay $4.74 strike price and receive variance based on EURMARGIN.	(4,160)	—	(4,160)
Morgan Stanley	12/31/17	(8)	Pay $4.85 strike price and receive variance based on EURMARGIN.	(6,371)	(1,980)	(4,391)
Morgan Stanley	12/31/17	(7)	Pay $5.78 strike and receive variance based on EURMARGIN.	(9,147)	—	(9,147)
Morgan Stanley	12/31/17	(4)	Pay $5.80 strike and receive variance based on EURMARGIN.	(4,502)	—	(4,502)
Morgan Stanley	09/30/17	(1)	Pay $7.53 strike price and receive variance based on EURMARGIN.	(193)	—	(193)
UBS AG	12/01/17	1	Pay $1,223.10 strike and receive variance based on GOLDLNPM.	18,788	—	18,788
UBS AG	12/01/17	(10)	Pay $17.66 strike and receive variance based on SLVRLND.	(8,318)	—	(8,318)
UBS AG	12/01/17	10	Pay $17.77 strike and receive variance based on SLVRLND.	7,267	—	7,267

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty	Termination Date	Long/(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (cont’d.):
UBS AG	12/01/17	(10)	Pay $18.03 strike and receive variance based on SLVRLND.	$(4,680)	$—	$(4,680)

				$3,902,899	$(18,893)	$3,921,792

(r)	Less than $500 par.

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Reverse Repurchase Agreements outstanding at March 31, 2017:

Broker	Interest Rate		Trade Date	Value at March 31, 2017	Maturity Date	Cost

JPMorgan Chase Securities LLC	(0.75%	)	07/08/2016	$3,363,000	Open	$3,363,000

The aggregate value of Reverse Repurchase Agreements is $3,363,000. Corporate Bond with a market value of $3,684,777 has been segregated to cover the requirement for the reverse repurchase agreements outstanding as of March 31, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 -  unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$1,494,140,355	$—	$—
Common Stocks	2,927,570,564	1,387,094,513	—
Preferred Stocks	11,344,344	—	—
Rights	3,727	—	—
Unaffiliated Exchange Traded Funds	781,869,892	—	—
Asset-Backed Securities
Collateralized Loan Obligations	—	148,027,294	4,255,082
Non-Residential Mortgage-Backed Securities	—	43,919,261	—
Residential Mortgage-Backed Securities	—	128,455,098	—
Bank Loans	—	16,528,607	—
Commercial Mortgage-Backed Securities	—	79,285,765	35,760
Corporate Bonds	—	916,842,719	—
Foreign Government Bonds	—	237,265,437	—
Municipal Bonds	—	31,548,453	—
Non-Corporate Foreign Agencies	—	17,236,019	—
Residential Mortgage-Backed Securities	—	177,462,555	6,436,078
U.S. Government Agency Obligations	—	122,287,445	—
U.S. Treasury Obligations	—	855,211,031	—
Repurchase Agreement	—	2,000,000	—
Foreign Treasury Obligations	—	96,024,700	690,018
Certificates of Deposit	—	38,293,807	—
Commercial Paper	—	57,342,352	—
Options Purchased	215,569	1,645,195	—
Options Written	(467,916)	(1,638,486)	—
Other Financial Instruments*
Financial Futures Contracts	2,080,089	—	—
Commodity Futures Contracts	336,096	—	—

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Level 1	Level 2	Level 3
OTC Forward Foreign Currency Exchange Contracts	—	(11,965,346)	—
OTC Cross Currency Exchange Contract	—	980	—
OTC Forward Rate Swap Agreements	—	(57,382)	—
Centrally Cleared Credit Default Swap Agreements	—	15,242	—
OTC Credit Default Swap Agreements	—	(979,225)	—
OTC Currency Swap Agreements	—	49,100	—
Centrally Cleared Interest Rate Swap Agreements	—	15,196,307	—
OTC Interest Rate Swap Agreements	—	(983,413)	—
OTC Total Return Swap Agreements	—	3,902,899	—

Total	$5,217,092,720	$4,360,010,927	$11,416,938

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Commodity contracts	$2,858,879
Credit contracts	(973,905)
Equity contracts	2,131,098
Foreign exchange contracts	(13,161,853)
Interest rate contracts	16,499,223

Total	$7,353,442

AST AQR EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.9%
COMMON STOCKS — 85.1%
Brazil — 3.5%
AES Tiete Energia SA, UTS	17,600	$76,964
Ambev SA, ADR	132,496	763,177
Banco Bradesco SA, ADR(a)	115,623	1,183,980
Banco do Brasil SA	34,000	366,109
Banco Santander Brasil SA, ADS(a)	26,606	234,665
Centrais Eletricas Brasileiras SA*	132,800	730,048
Cia Energetica de Minas Gerais, ADR(a)	17,624	57,983
Hypermarcas SA	35,200	326,072
JBS SA	95,400	312,657
M Dias Branco SA	7,800	317,770
Porto Seguro SA	10,800	99,355
Qualicorp SA	18,100	114,823
Sul America SA, UTS	60,500	322,731
WEG SA	11,200	62,322

		4,968,656

Chile — 1.5%
Banco de Chile	7,635,075	921,126
Banco Santander Chile, ADR(a)	16,744	419,940
Cencosud SA	39,849	122,456
Cia Cervecerias Unidas SA, ADR	2,177	55,013
Enel Americas SA, ADR	59,421	617,384

		2,135,919

China — 22.7%
58.com, Inc., ADR*(a)	2,792	98,809
Agricultural Bank of China Ltd. (Class H Stock)	403,000	185,855
Alibaba Group Holding Ltd., ADR*(a)	31,737	3,422,201
Baidu, Inc., ADR*	7,743	1,335,822
Bank of China Ltd. (Class H Stock)	1,712,000	851,346
Bank of Communications Co. Ltd. (Class H Stock)	366,000	284,900
Beijing Capital International Airport Co. Ltd. (Class H Stock)	44,000	52,668
Beijing Enterprises Holdings Ltd.	179,500	929,068
Belle International Holdings Ltd.	211,000	137,236
China Cinda Asset Management Co. Ltd. (Class H Stock)	2,058,000	800,401
China CITIC Bank Corp. Ltd. (Class H Stock)	607,000	402,737
China Communications Services Corp. Ltd. (Class H Stock)	1,316,000	861,858
China Construction Bank Corp. (Class H Stock)	3,131,000	2,522,671
China Everbright International Ltd.	132,000	177,766
China Evergrande Group	263,000	243,851
China Galaxy Securities Co. Ltd. (Class H Stock)	305,500	282,107
China Merchants Port Holdings Co. Ltd.	62,000	181,601
China Mobile Ltd.	347,000	3,816,134
China Overseas Land & Investment Ltd.	230,000	657,332
China Petroleum & Chemical Corp. (Class H Stock)	1,130,000	919,782
China Resources Land Ltd.	166,000	448,972
China Resources Power Holdings Co. Ltd.	220,000	397,166

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China Shenhua Energy Co. Ltd. (Class H Stock)	197,500	$459,530
China Vanke Co. Ltd. (Class H Stock)	95,600	258,552
Chongqing Rural Commercial Bank Co. Ltd. (Class H Stock)	407,000	274,964
CNOOC Ltd.	509,000	608,419
Country Garden Holdings Co. Ltd.	523,000	470,317
CSPC Pharmaceutical Group Ltd.	216,000	282,985
Ctrip.com International Ltd., ADR*(a)	11,380	559,327
Geely Automobile Holdings Ltd.	900,000	1,379,302
Industrial & Commercial Bank of China Ltd. (Class H Stock)	3,094,000	2,024,554
JD.com, Inc., ADR*	18,228	567,073
Jiangxi Copper Co. Ltd. (Class H Stock)	132,000	205,691
NetEase, Inc., ADR	2,173	617,131
New Oriental Education & Technology Group, Inc., ADR*	4,228	255,287
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	574,000	238,073
PICC Property & Casualty Co. Ltd. (Class H Stock)	244,000	376,598
Shanghai Industrial Holdings Ltd.	38,000	111,805
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	392,000	217,560
Sinopharm Group Co. Ltd. (Class H Stock)	61,200	284,119
Sinotrans Ltd. (Class H Stock)	1,386,000	647,680
Sunny Optical Technology Group Co. Ltd.	76,000	556,196
Tencent Holdings Ltd.	82,700	2,382,547
TravelSky Technology Ltd. (Class H Stock)	31,000	73,249
Vipshop Holdings Ltd., ADR*(a)	13,092	174,647

		32,035,889

Hong Kong — 1.1%
Nine Dragons Paper Holdings Ltd.	541,000	582,029
Sun Art Retail Group Ltd.	1,026,500	962,373

		1,544,402

Hungary — 0.3%
OTP Bank PLC	10,241	286,128
Richter Gedeon Nyrt	6,406	145,491

		431,619

India — 7.6%
Axis Bank Ltd., GDR, RegS	10,657	404,213
Dr. Reddy’s Laboratories Ltd., ADR(a)	22,963	921,964
ICICI Bank Ltd., ADR	113,897	979,514
Infosys Ltd., ADR(a)	169,596	2,679,617
Reliance Industries Ltd., GDR, 144A*	38,247	1,545,810
State Bank of India, GDR, RegS	33,591	1,499,838
Tata Motors Ltd., ADR	29,902	1,066,006
Wipro Ltd., ADR(a)	162,855	1,666,007

		10,762,969

Indonesia — 2.6%
Adaro Energy Tbk PT	3,931,700	516,438
Bank Central Asia Tbk PT	282,700	351,014
Bank Mandiri Persero Tbk PT	184,900	162,386
Bank Negara Indonesia Persero Tbk PT	893,800	434,544
Bank Rakyat Indonesia Persero Tbk PT	245,400	238,951
Gudang Garam Tbk PT	49,600	243,921

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Indonesia (cont’d.)
Indofood CBP Sukses Makmur Tbk PT	169,700	$103,796
Indofood Sukses Makmur Tbk PT	412,300	247,584
Telekomunikasi Indonesia Persero Tbk PT	815,100	253,370
United Tractors Tbk PT	560,400	1,115,491

		3,667,495

Malaysia — 2.4%
AirAsia Bhd	1,940,602	1,376,765
CIMB Group Holdings Bhd	327,000	411,553
Genting Malaysia Bhd	358,400	441,302
Kuala Lumpur Kepong Bhd	8,400	46,828
Malayan Banking Bhd	51,800	104,372
Public Bank Bhd	108,900	489,558
Sime Darby Bhd	36,700	76,906
Tenaga Nasional Bhd	122,400	379,324
Westports Holdings Bhd	44,900	41,085

		3,367,693

Mexico — 3.7%
Alfa SAB de CV (Class A Stock)	76,600	111,899
America Movil SAB de CV (Class L Stock), ADR(a)	31,161	441,551
Arca Continental SAB de CV	21,400	148,593
Cemex SAB de CV, ADR*	55,606	504,346
Fibra Uno Administracion SA de CV, REIT	178,600	305,358
Gruma SAB de CV (Class B Stock)	24,740	349,596
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	10,800	104,884
Grupo Aeroportuario del Sureste SAB de CV, ADR	579	100,306
Grupo Bimbo SAB de CV (Class A Stock)	29,100	72,353
Grupo Financiero Banorte SAB de CV (Class O Stock)	56,700	326,289
Grupo Mexico SAB de CV (Class B Stock)	312,600	937,854
Industrias Penoles SAB de CV	18,170	467,792
Wal-Mart de Mexico SAB de CV	550,500	1,270,232

		5,141,053

Peru — 0.5%
Credicorp Ltd.	2,798	456,913
Southern Copper Corp.	6,044	216,919

		673,832

Philippines — 0.6%
Ayala Land, Inc.	123,300	81,187
Bank of the Philippine Islands	32,240	65,012
BDO Unibank, Inc.	15,820	37,079
Globe Telecom, Inc.	2,770	112,168
JG Summit Holdings, Inc.	108,410	175,778
Jollibee Foods Corp.	13,530	53,240
Metro Pacific Investments Corp.	1,560,600	187,178
SM Investments Corp.	2,750	38,190
SM Prime Holdings, Inc.	141,400	79,736

		829,568

Poland — 1.5%
Eurocash SA	24,585	197,784
Jastrzebska Spolka Weglowa SA*	36,003	569,766
PGE Polska Grupa Energetyczna SA	76,140	218,695
Polski Koncern Naftowy ORLEN SA	22,123	557,987

	Shares	Value
COMMON STOCKS (Continued)
Poland (cont’d.)
Powszechna Kasa Oszczednosci Bank
Polski SA*	45,029	$363,951
Tauron Polska Energia SA*	176,727	151,003

		2,059,186

Romania — 0.1%
New Europe Property Investments PLC	16,618	172,474

Russia — 3.6%
Gazprom PJSC, ADR	169,286	760,941
LUKOIL PJSC, ADR	12,104	642,908
MMC Norilsk Nickel PJSC, ADR	6,926	108,841
Mobile TeleSystems PJSC, ADR(a)	67,782	747,635
Novatek PJSC, GDR, RegS	3,123	388,814
Rosneft Oil Co. PJSC, GDR	39,709	228,327
Severstal PJSC, GDR, RegS	77,256	1,114,835
Sistema PJSC FC, GDR, RegS	70,423	634,167
Surgutneftegas OJSC, ADR	41,304	211,063
Tatneft PJSC, ADR(a)	6,716	249,244

		5,086,775

South Africa — 5.3%
AngloGold Ashanti Ltd., ADR	20,131	216,811
Barclays Africa Group Ltd.	71,563	744,217
Bid Corp. Ltd.	10,678	205,974
Brait SE*	22,619	131,622
Exxaro Resources Ltd.	33,114	290,849
Foschini Group Ltd. (The)	18,906	217,581
Growthpoint Properties Ltd., REIT	143,490	276,597
Hyprop Investments Ltd., UTS, REIT	9,683	88,445
Imperial Holdings Ltd.	38,408	470,647
Investec Ltd.	47,076	320,665
MMI Holdings Ltd.	41,936	71,342
Mondi Ltd.	1,586	37,830
Naspers Ltd. (Class N Stock)	6,866	1,183,096
Nedbank Group Ltd.	7,656	137,564
Redefine Properties Ltd., REIT	195,025	159,885
Remgro Ltd.	20,354	312,291
Resilient REIT Ltd., REIT	26,045	226,523
RMB Holdings Ltd.	71,052	310,115
Sanlam Ltd.	13,876	69,626
Sibanye Gold Ltd.	19,008	41,039
Standard Bank Group Ltd.	99,821	1,070,433
Telkom SA SOC Ltd.	155,345	869,267

		7,452,419

South Korea — 13.5%
AMOREPACIFIC Group	1,500	160,350
Daelim Industrial Co. Ltd.	638	46,165
Hana Financial Group, Inc.	8,117	267,845
Hanwha Chemical Corp.	11,085	261,853
Hanwha Corp.	19,851	637,352
Hyosung Corp.	3,689	447,038
Hyundai Development Co.-Engineering & Construction	17,437	634,306
Hyundai Engineering & Construction Co. Ltd.	9,666	428,220
Hyundai Glovis Co. Ltd.	709	93,244
Hyundai Marine & Fire Insurance Co. Ltd.	8,588	268,799
Hyundai Mobis Co. Ltd.	1,633	351,286

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
Industrial Bank of Korea	7,753	$84,514
KB Financial Group, Inc.	15,389	674,445
Kia Motors Corp.	3,771	124,981
KT Corp., ADR(a)	10,779	181,411
KT&G Corp.	3,155	275,198
LG Uplus Corp.	20,948	268,100
Lotte Chemical Corp.	4,083	1,352,986
POSCO	1,121	291,153
Posco Daewoo Corp.	23,813	508,015
Samsung Card Co. Ltd.	3,375	118,375
Samsung Electronics Co. Ltd.	2,993	5,508,363
Shinhan Financial Group Co. Ltd.	9,013	375,545
SK Hynix, Inc.	55,643	2,513,227
SK Innovation Co. Ltd.	9,694	1,444,473
SK Networks Co. Ltd.	10,719	71,620
SK Telecom Co. Ltd.	5,571	1,258,770
Woori Bank	36,496	423,975

		19,071,609

Taiwan — 11.3%
Cathay Financial Holding Co. Ltd.	229,000	367,567
China Life Insurance Co. Ltd.	670,368	662,931
CTBC Financial Holding Co. Ltd.	663,236	409,777
First Financial Holding Co. Ltd.	662,335	403,828
Formosa Chemicals & Fibre Corp.	56,000	174,218
Foxconn Technology Co. Ltd.	186,000	567,099
Fubon Financial Holding Co. Ltd.	408,000	665,467
Hon Hai Precision Industry Co. Ltd.	615,118	1,844,793
Hua Nan Financial Holdings Co. Ltd.	123,192	68,812
Innolux Corp.	245,000	101,365
Lite-On Technology Corp.	227,127	391,490
MediaTek, Inc.	84,000	595,204
Mega Financial Holding Co. Ltd.	91,000	73,431
Micro-Star International Co. Ltd.	16,000	37,234
Nien Made Enterprise Co. Ltd.	9,000	83,944
Novatek Microelectronics Corp.	58,000	224,619
Pegatron Corp.	482,000	1,426,886
Phison Electronics Corp.	120,000	1,077,346
Pou Chen Corp.	195,000	269,881
Powertech Technology, Inc.	181,000	526,721
Realtek Semiconductor Corp.	325,000	1,162,047
Taishin Financial Holding Co. Ltd.	420,828	175,406
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	115,135	3,781,033
Uni-President Enterprises Corp.	236,000	442,440
Wistron Corp.	481,790	441,458

		15,974,997

Thailand — 2.4%
Bangkok Bank PCL, NVDR	31,700	167,446
Charoen Pokphand Foods PCL, NVDR	663,600	535,962
Krung Thai Bank PCL, NVDR	473,100	280,891
PTT Exploration & Production PCL, NVDR	38,700	104,750
PTT Global Chemical PCL, NVDR	473,800	1,009,921
PTT PCL, NVDR	14,600	164,424
Thai Oil PCL, NVDR	353,200	776,120
Thai Union Group PCL, NVDR	590,200	367,639

		3,407,153

	Shares	Value
COMMON STOCKS (Continued)
Turkey — 0.7%
Akbank TAS	15,354	$36,049
Arcelik A/S	60,856	379,653
Eregli Demir ve Celik Fabrikalari TAS	91,118	147,968
Tupras Turkiye Petrol Rafinerileri A/S	12,406	308,216
Turkiye Halk Bankasi A/S	54,152	154,541

		1,026,427

United States — 0.2%
Yum China Holdings, Inc.*	11,448	311,386

TOTAL COMMON STOCKS (cost $109,044,625)		120,121,521

PREFERRED STOCKS — 2.8%
Brazil
Braskem SA (PRFC A)	73,200	745,188
Gerdau SA, (PRFC)	9,500	33,077
Itau Unibanco Holding SA, ADR (PRFC)	85,133	1,027,555
Itausa - Investimentos Itau SA (PRFC)	262,560	800,948
Petroleo Brasileiro SA (PRFC)*	73,100	340,212
Vale SA (PRFC)	112,200	1,014,982

TOTAL PREFERRED STOCKS (cost $2,892,569)		3,961,962

TOTAL LONG-TERM INVESTMENTS (cost $111,937,194)		124,083,483

SHORT-TERM INVESTMENTS — 18.2%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(v)(w)	14,638,889	14,638,889
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $11,094,005; includes $11,082,299 of cash collateral for securities on loan)(b)(w)	11,090,976	11,093,194

TOTAL SHORT-TERM INVESTMENTS (cost $25,732,894)		25,732,083

TOTAL INVESTMENTS — 106.1% (cost $137,670,088)		149,815,566
Liabilities in excess of other assets(z) — (6.1)%		(8,598,497)

NET ASSETS — 100.0%		$141,217,069

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,721,321; cash collateral of $11,082,299 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(v)	Includes an amount of $5,493,514 segregated as collateral for swap agreements.

(w)	PGIM Investments LLC, the manager of the Portfolio, also

serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
58	Hang Seng China Enterprises Index	Apr. 2017	$3,904,779	$3,839,053	$ (65,726)
10	MEX Bolsa Index	Jun. 2017	252,443	259,525	7,082
16	SET50 Index	Jun. 2017	92,339	92,231	(108)
					(58,752)
Short Positions:
101	BIST National 30 Index	Apr. 2017	305,248	302,004	3,244
11	FTSE Bursa Malaysia KLCI Index	Apr. 2017	218,281	217,055	1,226
129	FTSE/JSE Top 40 Index	Jun. 2017	4,339,241	4,400,687	(61,446)
167	SGX MSCI Singapore Index	Apr. 2017	4,134,835	4,170,672	(35,837)
283	SGX Nifty 50 Index	Apr. 2017	5,177,965	5,206,068	(28,103)
					(120,916)
					$(179,668)

Cash and foreign currency of $718,806 and $247,241 have been segregated with Barclays Capital Group and Goldman Sachs & Co., respectively to cover requirements for open futures contracts at March 31, 2017.

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 06/21/17	Citigroup Global Markets	BRL	11,742	$3,650,445	$3,680,034	$29,589
Expiring 06/21/17	Citigroup Global Markets	BRL	6,207	1,948,462	1,945,214	(3,248)
Expiring 06/21/17	Citigroup Global Markets	BRL	5,424	1,701,946	1,699,927	(2,019)
Expiring 06/21/17	Citigroup Global Markets	BRL	5,384	1,667,887	1,687,385	19,498
Expiring 06/21/17	Citigroup Global Markets	BRL	5,041	1,599,011	1,579,722	(19,289)
Expiring 06/21/17	Citigroup Global Markets	BRL	3,099	968,035	971,286	3,251
Expiring 06/21/17	Citigroup Global Markets	BRL	1,390	435,145	435,720	575
Expiring 06/21/17	Citigroup Global Markets	BRL	620	192,577	194,310	1,733
Expiring 06/21/17	Citigroup Global Markets	BRL	12	3,718	3,761	43
Expiring 06/21/17	Citigroup Global Markets	BRL	4	1,251	1,254	3
Expiring 06/21/17	Citigroup Global Markets	BRL	3	938	940	2
Expiring 06/21/17	Citigroup Global Markets	BRL	2	613	627	14
Expiring 06/21/17	Citigroup Global Markets	BRL	2	620	627	7
Chilean Peso,
Expiring 06/21/17	Citigroup Global Markets	CLP	75,410	114,285	113,833	(452)
Expiring 06/21/17	Citigroup Global Markets	CLP	38,765	59,547	58,517	(1,030)
Expiring 06/21/17	Citigroup Global Markets	CLP	26,044	40,134	39,314	(820)
Expiring 06/21/17	Citigroup Global Markets	CLP	141	210	213	3
Chinese Renminbi,
Expiring 06/21/17	Citigroup Global Markets	CNH	2,945	425,528	425,820	292
Expiring 06/21/17	Citigroup Global Markets	CNH	1,855	267,880	268,216	336
Expiring 06/21/17	Citigroup Global Markets	CNH	1,359	195,929	196,499	570
Expiring 06/21/17	Citigroup Global Markets	CNH	1,272	182,061	183,920	1,859
Expiring 06/21/17	Citigroup Global Markets	CNH	1,014	146,601	146,615	14
Expiring 06/21/17	Citigroup Global Markets	CNH	990	142,716	143,145	429
Expiring 06/21/17	Citigroup Global Markets	CNH	373	53,454	53,932	478
Colombian Peso,
Expiring 06/21/17	Citigroup Global Markets	COP	3,362,024	1,112,692	1,156,382	43,690
Expiring 06/21/17	Citigroup Global Markets	COP	1,915,194	654,994	658,740	3,746
Expiring 06/21/17	Citigroup Global Markets	COP	1,908,503	649,264	656,438	7,174
Expiring 06/21/17	Citigroup Global Markets	COP	1,900,793	648,184	653,786	5,602
Expiring 06/21/17	Citigroup Global Markets	COP	1,165,330	388,057	400,820	12,763
Expiring 06/21/17	Citigroup Global Markets	COP	958,156	322,504	329,562	7,058
Expiring 06/21/17	Citigroup Global Markets	COP	810,000	267,798	278,603	10,805
Expiring 06/21/17	Citigroup Global Markets	COP	610,000	204,681	209,812	5,131
Czech Koruna,
Expiring 06/21/17	Citigroup Global Markets	CZK	30,100	1,204,968	1,201,534	(3,434)
Expiring 06/21/17	Citigroup Global Markets	CZK	26,700	1,070,445	1,065,813	(4,632)
Expiring 06/21/17	Citigroup Global Markets	CZK	12,100	488,310	483,009	(5,301)
Expiring 06/21/17	Citigroup Global Markets	CZK	6,400	258,602	255,475	(3,127)
Expiring 06/21/17	Citigroup Global Markets	CZK	5,400	212,700	215,558	2,858
Expiring 06/21/17	Citigroup Global Markets	CZK	4,100	161,259	163,664	2,405
Expiring 06/21/17	Citigroup Global Markets	CZK	3,800	152,804	151,688	(1,116)
Expiring 06/21/17	Citigroup Global Markets	CZK	1,600	64,399	63,869	(530)
Hong Kong Dollar,
Expiring 06/21/17	Citigroup Global Markets	HKD	26,480	3,415,296	3,413,201	(2,095)
Expiring 06/21/17	Citigroup Global Markets	HKD	24,271	3,131,782	3,128,529	(3,253)
Expiring 06/21/17	Citigroup Global Markets	HKD	22,816	2,943,254	2,940,993	(2,261)
Expiring 06/21/17	Citigroup Global Markets	HKD	22,076	2,847,621	2,845,617	(2,004)
Expiring 06/21/17	Citigroup Global Markets	HKD	22,075	2,846,160	2,845,397	(763)
Expiring 06/21/17	Citigroup Global Markets	HKD	22,071	2,847,677	2,844,884	(2,793)
Expiring 06/21/17	Citigroup Global Markets	HKD	5,151	664,391	663,957	(434)
Expiring 06/21/17	Citigroup Global Markets	HKD	1,600	206,356	206,238	(118)
Expiring 06/21/17	Citigroup Global Markets	HKD	1,500	193,490	193,348	(142)
Expiring 06/21/17	Citigroup Global Markets	HKD	1,300	167,677	167,568	(109)
Expiring 06/21/17	Citigroup Global Markets	HKD	1,200	154,775	154,678	(97)
Expiring 06/21/17	Citigroup Global Markets	HKD	1,100	141,875	141,789	(86)

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Hong Kong Dollar (cont’d.),
Expiring 06/21/17	Citigroup Global Markets	HKD	1,000	$128,997	$128,899	$(98)
Expiring 06/21/17	Citigroup Global Markets	HKD	900	116,102	116,009	(93)
Expiring 06/21/17	Citigroup Global Markets	HKD	861	111,066	110,982	(84)
Expiring 06/21/17	Citigroup Global Markets	HKD	800	103,198	103,119	(79)
Expiring 06/21/17	Citigroup Global Markets	HKD	600	77,409	77,339	(70)
Expiring 06/21/17	Citigroup Global Markets	HKD	400	51,558	51,560	2
Expiring 06/21/17	Citigroup Global Markets	HKD	400	51,598	51,559	(39)
Expiring 06/21/17	Citigroup Global Markets	HKD	200	25,783	25,780	(3)
Expiring 06/21/17	Citigroup Global Markets	HKD	200	25,795	25,780	(15)
Expiring 06/21/17	Citigroup Global Markets	HKD	200	25,809	25,780	(29)
Hungarian Forint,
Expiring 06/21/17	Citigroup Global Markets	HUF	188,000	653,438	651,788	(1,650)
Indian Rupee,
Expiring 06/21/17	Citigroup Global Markets	INR	76,000	1,164,180	1,157,334	(6,846)
Expiring 06/21/17	Citigroup Global Markets	INR	65,000	985,544	989,825	4,281
Expiring 06/21/17	Citigroup Global Markets	INR	64,000	970,902	974,597	3,695
Expiring 06/21/17	Citigroup Global Markets	INR	63,000	953,901	959,369	5,468
Expiring 06/21/17	Citigroup Global Markets	INR	62,000	937,499	944,141	6,642
Expiring 06/21/17	Citigroup Global Markets	INR	60,000	909,747	913,685	3,938
Expiring 06/21/17	Citigroup Global Markets	INR	56,000	831,353	852,772	21,419
Expiring 06/21/17	Citigroup Global Markets	INR	41,000	621,843	624,351	2,508
Expiring 06/21/17	Citigroup Global Markets	INR	36,000	548,052	548,211	159
Expiring 06/21/17	Citigroup Global Markets	INR	33,000	500,032	502,527	2,495
Expiring 06/21/17	Citigroup Global Markets	INR	5,000	74,102	76,141	2,039
Expiring 06/21/17	Citigroup Global Markets	INR	4,955	73,246	75,459	2,213
Expiring 06/21/17	Citigroup Global Markets	INR	4,563	67,576	69,481	1,905
Expiring 06/21/17	Citigroup Global Markets	INR	757	11,250	11,528	278
Expiring 06/21/17	Citigroup Global Markets	INR	1	15	15	—
Indonesian Rupiah,
Expiring 06/21/17	Citigroup Global Markets	IDR	4,381,951	323,297	325,867	2,570
Expiring 06/21/17	Citigroup Global Markets	IDR	3,761,494	278,054	279,726	1,672
Expiring 06/21/17	Citigroup Global Markets	IDR	3,655,542	270,321	271,846	1,525
Expiring 06/21/17	Citigroup Global Markets	IDR	2,386,358	176,272	177,463	1,191
Expiring 06/21/17	Citigroup Global Markets	IDR	2,219,960	164,296	165,089	793
Expiring 06/21/17	Citigroup Global Markets	IDR	1,860,576	137,954	138,363	409
Expiring 06/21/17	Citigroup Global Markets	IDR	607,359	44,840	45,166	326
Mexican Peso,
Expiring 06/21/17	Citigroup Global Markets	MXN	39,200	1,949,073	2,067,229	118,156
Expiring 06/21/17	Citigroup Global Markets	MXN	18,700	985,303	986,152	849
Expiring 06/21/17	Citigroup Global Markets	MXN	16,500	816,269	870,135	53,866
Expiring 06/21/17	Citigroup Global Markets	MXN	13,844	698,729	730,062	31,333
Expiring 06/21/17	Citigroup Global Markets	MXN	11,560	577,522	609,603	32,081
Expiring 06/21/17	Citigroup Global Markets	MXN	11,505	572,686	606,702	34,016
Expiring 06/21/17	Citigroup Global Markets	MXN	11,265	561,155	594,058	32,903
Expiring 06/21/17	Citigroup Global Markets	MXN	6,288	310,547	331,600	21,053
Expiring 06/21/17	Citigroup Global Markets	MXN	4,600	230,368	242,583	12,215
Expiring 06/21/17	Citigroup Global Markets	MXN	4,400	220,829	232,036	11,207
Expiring 06/21/17	Citigroup Global Markets	MXN	3,900	193,108	205,668	12,560
Expiring 06/21/17	Citigroup Global Markets	MXN	2,300	114,178	121,291	7,113
Expiring 06/21/17	Citigroup Global Markets	MXN	200	10,006	10,547	541
New Taiwanese Dollar,
Expiring 06/21/17	Citigroup Global Markets	TWD	111,685	3,661,109	3,694,827	33,718
Expiring 06/21/17	Citigroup Global Markets	TWD	29,133	951,273	963,779	12,506
Expiring 06/21/17	Citigroup Global Markets	TWD	2	65	66	1
Peruvian Nuevo Sol,
Expiring 06/21/17	Citigroup Global Markets	PEN	20	6,088	6,108	20
Expiring 06/21/17	Citigroup Global Markets	PEN	20	6,111	6,109	(2)
Expiring 06/21/17	Citigroup Global Markets	PEN	10	2,996	3,055	59

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 06/21/17	Citigroup Global Markets	PEN	10	$3,008	$3,055	$47
Expiring 06/21/17	Citigroup Global Markets	PEN	10	3,012	3,054	42
Expiring 06/21/17	Citigroup Global Markets	PEN	10	3,012	3,054	42
Expiring 06/21/17	Citigroup Global Markets	PEN	10	3,034	3,054	20
Expiring 06/21/17	Citigroup Global Markets	PEN	10	3,053	3,055	2
Expiring 06/21/17	Citigroup Global Markets	PEN	10	3,056	3,055	(1)
Philippine Peso,
Expiring 06/21/17	Citigroup Global Markets	PHP	27,000	532,757	536,137	3,380
Expiring 06/21/17	Citigroup Global Markets	PHP	22,000	435,818	436,852	1,034
Expiring 06/21/17	Citigroup Global Markets	PHP	7,000	137,959	138,999	1,040
Expiring 06/21/17	Citigroup Global Markets	PHP	4,000	79,247	79,427	180
Expiring 06/21/17	Citigroup Global Markets	PHP	3,000	59,477	59,571	94
Expiring 06/21/17	Citigroup Global Markets	PHP	2,000	39,738	39,714	(24)
Expiring 06/21/17	Citigroup Global Markets	PHP	134	2,636	2,661	25
Polish Zloty,
Expiring 06/21/17	Citigroup Global Markets	PLN	2,800	716,064	705,572	(10,492)
Expiring 06/21/17	Citigroup Global Markets	PLN	2,400	605,375	604,776	(599)
Expiring 06/21/17	Citigroup Global Markets	PLN	2,400	606,224	604,776	(1,448)
Expiring 06/21/17	Citigroup Global Markets	PLN	1,326	325,343	334,201	8,858
Expiring 06/21/17	Citigroup Global Markets	PLN	1,216	296,419	306,352	9,933
Expiring 06/21/17	Citigroup Global Markets	PLN	995	243,352	250,651	7,299
Expiring 06/21/17	Citigroup Global Markets	PLN	926	227,037	233,397	6,360
Expiring 06/21/17	Citigroup Global Markets	PLN	884	216,337	222,801	6,464
Expiring 06/21/17	Citigroup Global Markets	PLN	600	146,455	151,194	4,739
Expiring 06/21/17	Citigroup Global Markets	PLN	594	145,440	149,670	4,230
Expiring 06/21/17	Citigroup Global Markets	PLN	500	122,338	125,995	3,657
Expiring 06/21/17	Citigroup Global Markets	PLN	300	75,815	75,597	(218)
Russian Ruble,
Expiring 06/21/17	Citigroup Global Markets	RUB	103,431	1,731,796	1,802,960	71,164
Expiring 06/21/17	Citigroup Global Markets	RUB	89,115	1,484,159	1,553,410	69,251
Expiring 06/21/17	Citigroup Global Markets	RUB	41,350	691,373	720,782	29,409
Singapore Dollar,
Expiring 06/21/17	Citigroup Global Markets	SGD	1,340	954,624	958,542	3,918
Expiring 06/21/17	Citigroup Global Markets	SGD	660	464,958	472,118	7,160
Expiring 06/21/17	Citigroup Global Markets	SGD	520	369,203	371,971	2,768
Expiring 06/21/17	Citigroup Global Markets	SGD	470	333,381	336,205	2,824
Expiring 06/21/17	Citigroup Global Markets	SGD	440	311,462	314,745	3,283
Expiring 06/21/17	Citigroup Global Markets	SGD	280	198,660	200,293	1,633
Expiring 06/21/17	Citigroup Global Markets	SGD	10	7,046	7,153	107
South African Rand,
Expiring 06/21/17	Citigroup Global Markets	ZAR	8,223	622,205	604,131	(18,074)
Expiring 06/21/17	Citigroup Global Markets	ZAR	7,730	578,056	567,884	(10,172)
Expiring 06/21/17	Citigroup Global Markets	ZAR	7,113	540,358	522,588	(17,770)
Expiring 06/21/17	Citigroup Global Markets	ZAR	6,619	498,739	486,256	(12,483)
Expiring 06/21/17	Citigroup Global Markets	ZAR	6,579	498,093	483,305	(14,788)
Expiring 06/21/17	Citigroup Global Markets	ZAR	6,579	498,981	483,305	(15,676)
Expiring 06/21/17	Citigroup Global Markets	ZAR	5,427	407,734	398,727	(9,007)
Expiring 06/21/17	Citigroup Global Markets	ZAR	5,427	411,603	398,727	(12,876)
Expiring 06/21/17	Citigroup Global Markets	ZAR	4,400	334,615	323,255	(11,360)
Expiring 06/21/17	Citigroup Global Markets	ZAR	2,600	197,839	191,014	(6,825)
Expiring 06/21/17	Citigroup Global Markets	ZAR	2,335	174,589	171,573	(3,016)
South Korean Won,
Expiring 06/21/17	Citigroup Global Markets	KRW	1,480,000	1,322,831	1,324,732	1,901
Expiring 06/21/17	Citigroup Global Markets	KRW	480,000	427,262	429,643	2,381
Expiring 06/21/17	Citigroup Global Markets	KRW	110,000	98,035	98,460	425
Expiring 06/21/17	Citigroup Global Markets	KRW	30,000	26,966	26,852	(114)
Expiring 06/21/17	Citigroup Global Markets	KRW	2,727	2,386	2,441	55

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Thai Baht,
Expiring 06/21/17	Citigroup Global Markets	THB	1,400	$40,422	$40,719	$297
Expiring 06/21/17	Citigroup Global Markets	THB	1,200	34,603	34,902	299
Expiring 06/21/17	Citigroup Global Markets	THB	1,100	31,404	31,993	589
Expiring 06/21/17	Citigroup Global Markets	THB	1,000	28,502	29,084	582
Expiring 06/21/17	Citigroup Global Markets	THB	1,000	29,073	29,084	11
Expiring 06/21/17	Citigroup Global Markets	THB	900	26,152	26,176	24
Expiring 06/21/17	Citigroup Global Markets	THB	700	19,811	20,359	548
Expiring 06/21/17	Citigroup Global Markets	THB	700	20,042	20,359	317
Expiring 06/21/17	Citigroup Global Markets	THB	500	14,525	14,542	17
Expiring 06/21/17	Citigroup Global Markets	THB	300	8,485	8,725	240
Expiring 06/21/17	Citigroup Global Markets	THB	100	2,850	2,908	58
Turkish Lira,
Expiring 06/21/17	Citigroup Global Markets	TRY	6,866	1,861,457	1,844,813	(16,644)
Expiring 06/21/17	Citigroup Global Markets	TRY	6,468	1,745,856	1,737,775	(8,081)
Expiring 06/21/17	Citigroup Global Markets	TRY	4,950	1,339,501	1,330,080	(9,421)
Expiring 06/21/17	Citigroup Global Markets	TRY	4,320	1,135,946	1,160,798	24,852
Expiring 06/21/17	Citigroup Global Markets	TRY	1,970	531,815	529,319	(2,496)
Expiring 06/21/17	Citigroup Global Markets	TRY	1,200	323,616	322,428	(1,188)
Expiring 06/21/17	Citigroup Global Markets	TRY	1,130	304,603	303,620	(983)
Expiring 06/21/17	Citigroup Global Markets	TRY	900	243,369	241,821	(1,548)
Expiring 06/21/17	Citigroup Global Markets	TRY	600	161,308	161,214	(94)
Expiring 06/21/17	Citigroup Global Markets	TRY	400	106,884	107,475	591
Expiring 06/21/17	Citigroup Global Markets	TRY	300	80,677	80,607	(70)
Expiring 06/21/17	Citigroup Global Markets	TRY	140	38,132	37,616	(516)

				$90,851,445	$91,519,103	667,658

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 06/21/17	Citigroup Global Markets	BRL	6,260	$1,967,126	$1,961,907	$5,219
Expiring 06/21/17	Citigroup Global Markets	BRL	3,360	1,054,016	1,053,037	979
Expiring 06/21/17	Citigroup Global Markets	BRL	2,190	686,455	686,354	101
Expiring 06/21/17	Citigroup Global Markets	BRL	2,060	651,992	645,612	6,380
Expiring 06/21/17	Citigroup Global Markets	BRL	1,770	559,487	554,724	4,763
Expiring 06/21/17	Citigroup Global Markets	BRL	1,730	545,386	542,189	3,197
Expiring 06/21/17	Citigroup Global Markets	BRL	1,630	519,377	510,848	8,529
Expiring 06/21/17	Citigroup Global Markets	BRL	1,470	461,944	460,704	1,240
Expiring 06/21/17	Citigroup Global Markets	BRL	840	263,528	263,259	269
Expiring 06/21/17	Citigroup Global Markets	BRL	747	231,197	234,113	(2,916)
Expiring 06/21/17	Citigroup Global Markets	BRL	670	207,558	209,980	(2,422)
Chilean Peso,
Expiring 06/21/17	Citigroup Global Markets	CLP	500,000	750,084	754,766	(4,682)
Expiring 06/21/17	Citigroup Global Markets	CLP	380,000	585,635	573,623	12,012
Expiring 06/21/17	Citigroup Global Markets	CLP	360,000	541,685	543,431	(1,746)
Expiring 06/21/17	Citigroup Global Markets	CLP	350,000	525,561	528,336	(2,775)
Expiring 06/21/17	Citigroup Global Markets	CLP	340,000	510,493	513,241	(2,748)
Expiring 06/21/17	Citigroup Global Markets	CLP	330,000	499,422	498,146	1,276
Expiring 06/21/17	Citigroup Global Markets	CLP	280,000	421,788	422,669	(881)
Expiring 06/21/17	Citigroup Global Markets	CLP	280,000	420,399	422,669	(2,270)
Expiring 06/21/17	Citigroup Global Markets	CLP	170,000	254,300	256,621	(2,321)
Expiring 06/21/17	Citigroup Global Markets	CLP	110,000	164,485	166,048	(1,563)
Expiring 06/21/17	Citigroup Global Markets	CLP	40,000	61,256	60,382	874
Expiring 06/21/17	Citigroup Global Markets	CLP	38,437	57,713	58,022	(309)
Expiring 06/21/17	Citigroup Global Markets	CLP	20,000	29,991	30,191	(200)
Expiring 06/21/17	Citigroup Global Markets	CLP	10,000	15,035	15,095	(60)

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Chinese Renminbi,
Expiring 06/21/17	Citigroup Global Markets	CNH	18,987	$2,729,199	$2,745,361	$(16,162)
Expiring 06/21/17	Citigroup Global Markets	CNH	18,431	2,658,477	2,664,995	(6,518)
Expiring 06/21/17	Citigroup Global Markets	CNH	18,327	2,647,940	2,649,914	(1,974)
Expiring 06/21/17	Citigroup Global Markets	CNH	18,274	2,625,247	2,642,312	(17,065)
Expiring 06/21/17	Citigroup Global Markets	CNH	16,692	2,397,433	2,413,537	(16,104)
Expiring 06/21/17	Citigroup Global Markets	CNH	4,824	696,712	697,506	(794)
Expiring 06/21/17	Citigroup Global Markets	CNH	591	85,342	85,453	(111)
Colombian Peso,
Expiring 06/21/17	Citigroup Global Markets	COP	970,000	320,316	333,635	(13,319)
Expiring 06/21/17	Citigroup Global Markets	COP	790,000	266,510	271,724	(5,214)
Expiring 06/21/17	Citigroup Global Markets	COP	750,000	254,300	257,966	(3,666)
Expiring 06/21/17	Citigroup Global Markets	COP	750,000	254,236	257,965	(3,729)
Expiring 06/21/17	Citigroup Global Markets	COP	730,000	245,873	251,086	(5,213)
Expiring 06/21/17	Citigroup Global Markets	COP	720,000	241,822	247,648	(5,826)
Expiring 06/21/17	Citigroup Global Markets	COP	710,000	241,813	244,207	(2,394)
Expiring 06/21/17	Citigroup Global Markets	COP	690,000	235,573	237,329	(1,756)
Expiring 06/21/17	Citigroup Global Markets	COP	540,000	183,081	185,735	(2,654)
Hong Kong Dollar,
Expiring 06/21/17	Citigroup Global Markets	HKD	8,617	1,111,184	1,110,720	464
Expiring 06/21/17	Citigroup Global Markets	HKD	3,251	419,308	419,050	258
Expiring 06/21/17	Citigroup Global Markets	HKD	1,611	207,761	207,656	105
Expiring 06/21/17	Citigroup Global Markets	HKD	1,523	196,429	196,313	116
Expiring 06/21/17	Citigroup Global Markets	HKD	1,515	195,274	195,282	(8)
Expiring 06/21/17	Citigroup Global Markets	HKD	1,400	180,574	180,458	116
Expiring 06/21/17	Citigroup Global Markets	HKD	1,293	166,802	166,666	136
Expiring 06/21/17	Citigroup Global Markets	HKD	1,155	148,923	148,878	45
Expiring 06/21/17	Citigroup Global Markets	HKD	1,100	141,940	141,788	152
Expiring 06/21/17	Citigroup Global Markets	HKD	1,000	128,962	128,898	64
Expiring 06/21/17	Citigroup Global Markets	HKD	902	116,324	116,267	57
Expiring 06/21/17	Citigroup Global Markets	HKD	800	103,167	103,119	48
Expiring 06/21/17	Citigroup Global Markets	HKD	700	90,294	90,229	65
Expiring 06/21/17	Citigroup Global Markets	HKD	600	77,381	77,339	42
Expiring 06/21/17	Citigroup Global Markets	HKD	600	77,380	77,339	41
Expiring 06/21/17	Citigroup Global Markets	HKD	600	77,327	77,339	(12)
Expiring 06/21/17	Citigroup Global Markets	HKD	400	51,583	51,560	23
Expiring 06/21/17	Citigroup Global Markets	HKD	300	38,680	38,670	10
Expiring 06/21/17	Citigroup Global Markets	HKD	200	25,788	25,779	9
Expiring 06/21/17	Citigroup Global Markets	HKD	100	12,900	12,890	10
Hungarian Forint,
Expiring 06/21/17	Citigroup Global Markets	HUF	1,229,433	4,251,136	4,262,391	(11,255)
Indonesian Rupiah,
Expiring 06/21/17	Citigroup Global Markets	IDR	3,600,000	268,355	267,716	639
Expiring 06/21/17	Citigroup Global Markets	IDR	300,000	22,380	22,310	70
Israeli Shekel,
Expiring 06/21/17	Citigroup Global Markets	ILS	3,333	920,331	922,448	(2,117)
Expiring 06/21/17	Citigroup Global Markets	ILS	2,306	625,669	638,264	(12,595)
Expiring 06/21/17	Citigroup Global Markets	ILS	2,172	591,492	601,156	(9,664)
Expiring 06/21/17	Citigroup Global Markets	ILS	2,172	591,106	601,156	(10,050)
Expiring 06/21/17	Citigroup Global Markets	ILS	2,172	592,614	601,156	(8,542)
Expiring 06/21/17	Citigroup Global Markets	ILS	1,086	294,232	300,578	(6,346)
Mexican Peso,
Expiring 06/21/17	Citigroup Global Markets	MXN	10,900	566,627	574,817	(8,190)
Expiring 06/21/17	Citigroup Global Markets	MXN	9,141	457,889	482,055	(24,166)
Expiring 06/21/17	Citigroup Global Markets	MXN	7,200	377,070	379,695	(2,625)
Expiring 06/21/17	Citigroup Global Markets	MXN	4,700	237,306	247,856	(10,550)
Expiring 06/21/17	Citigroup Global Markets	MXN	160	8,058	8,438	(380)
New Taiwanese Dollar,
Expiring 06/21/17	Citigroup Global Markets	TWD	21,416	693,296	708,494	(15,198)

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Peruvian Nuevo Sol,
Expiring 06/21/17	Citigroup Global Markets	PEN	496	$151,404	$151,496	$(92)
Expiring 06/21/17	Citigroup Global Markets	PEN	20	6,088	6,108	(20)
Expiring 06/21/17	Citigroup Global Markets	PEN	10	3,059	3,054	5
Expiring 06/21/17	Citigroup Global Markets	PEN	10	3,054	3,054	—
Expiring 06/21/17	Citigroup Global Markets	PEN	10	3,054	3,054	—
Expiring 06/21/17	Citigroup Global Markets	PEN	10	3,050	3,055	(5)
Expiring 06/21/17	Citigroup Global Markets	PEN	10	3,022	3,054	(32)
Expiring 06/21/17	Citigroup Global Markets	PEN	10	3,003	3,054	(51)
Expiring 06/21/17	Citigroup Global Markets	PEN	10	3,002	3,054	(52)
Philippine Peso,
Expiring 06/21/17	Citigroup Global Markets	PHP	62,635	1,227,175	1,243,742	(16,567)
Expiring 06/21/17	Citigroup Global Markets	PHP	46,826	923,956	929,824	(5,868)
Expiring 06/21/17	Citigroup Global Markets	PHP	43,744	860,247	868,615	(8,368)
Expiring 06/21/17	Citigroup Global Markets	PHP	38,348	754,182	761,473	(7,291)
Expiring 06/21/17	Citigroup Global Markets	PHP	31,336	614,796	622,241	(7,445)
Expiring 06/21/17	Citigroup Global Markets	PHP	31,048	609,854	616,513	(6,659)
Expiring 06/21/17	Citigroup Global Markets	PHP	31,022	608,349	615,994	(7,645)
Expiring 06/21/17	Citigroup Global Markets	PHP	4,000	78,693	79,427	(734)
Polish Zloty,
Expiring 06/21/17	Citigroup Global Markets	PLN	516	126,815	130,027	(3,212)
Expiring 06/21/17	Citigroup Global Markets	PLN	8	1,965	2,016	(51)
Russian Ruble,
Expiring 06/21/17	Citigroup Global Markets	RUB	31,000	524,804	540,376	(15,572)
Expiring 06/21/17	Citigroup Global Markets	RUB	18,000	307,376	313,767	(6,391)
Expiring 06/21/17	Citigroup Global Markets	RUB	11,000	185,346	191,746	(6,400)
Expiring 06/21/17	Citigroup Global Markets	RUB	10,393	172,226	181,166	(8,940)
Expiring 06/21/17	Citigroup Global Markets	RUB	9,000	153,413	156,883	(3,470)
Expiring 06/21/17	Citigroup Global Markets	RUB	4,000	68,578	69,726	(1,148)
Expiring 06/21/17	Citigroup Global Markets	RUB	2,000	33,784	34,863	(1,079)
Expiring 06/21/17	Citigroup Global Markets	RUB	65	1,079	1,133	(54)
Singapore Dollar,
Expiring 06/21/17	Citigroup Global Markets	SGD	5,349	3,809,348	3,826,282	(16,934)
Expiring 06/21/17	Citigroup Global Markets	SGD	3,941	2,793,579	2,819,151	(25,572)
Expiring 06/21/17	Citigroup Global Markets	SGD	3,740	2,676,466	2,675,333	1,133
Expiring 06/21/17	Citigroup Global Markets	SGD	2,654	1,878,441	1,898,766	(20,325)
Expiring 06/21/17	Citigroup Global Markets	SGD	2,157	1,526,183	1,543,178	(16,995)
Expiring 06/21/17	Citigroup Global Markets	SGD	1,703	1,212,839	1,218,217	(5,378)
Expiring 06/21/17	Citigroup Global Markets	SGD	1,282	910,621	916,745	(6,124)
Expiring 06/21/17	Citigroup Global Markets	SGD	914	648,664	653,805	(5,141)
Expiring 06/21/17	Citigroup Global Markets	SGD	860	609,744	614,975	(5,231)
Expiring 06/21/17	Citigroup Global Markets	SGD	210	150,524	150,219	305
Expiring 06/21/17	Citigroup Global Markets	SGD	150	107,422	107,300	122
South African Rand,
Expiring 06/21/17	Citigroup Global Markets	ZAR	9,200	728,831	675,895	52,936
Expiring 06/21/17	Citigroup Global Markets	ZAR	7,200	555,254	528,962	26,292
Expiring 06/21/17	Citigroup Global Markets	ZAR	3,900	295,157	286,521	8,636
Expiring 06/21/17	Citigroup Global Markets	ZAR	2,558	190,011	187,928	2,083
Expiring 06/21/17	Citigroup Global Markets	ZAR	1,500	118,361	110,200	8,161
Expiring 06/21/17	Citigroup Global Markets	ZAR	358	26,855	26,301	554
Expiring 06/21/17	Citigroup Global Markets	ZAR	200	14,824	14,693	131
South Korean Won,
Expiring 06/21/17	Citigroup Global Markets	KRW	2,040,000	1,780,023	1,825,982	(45,959)
Expiring 06/21/17	Citigroup Global Markets	KRW	1,758,982	1,553,728	1,574,446	(20,718)
Expiring 06/21/17	Citigroup Global Markets	KRW	1,410,000	1,247,893	1,262,076	(14,183)
Expiring 06/21/17	Citigroup Global Markets	KRW	880,000	772,605	787,679	(15,074)
Expiring 06/21/17	Citigroup Global Markets	KRW	606,931	526,391	543,258	(16,867)
Expiring 06/21/17	Citigroup Global Markets	KRW	370,000	320,428	331,183	(10,755)
Expiring 06/21/17	Citigroup Global Markets	KRW	360,000	312,947	322,232	(9,285)

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 06/21/17	Citigroup Global Markets	KRW	160,000	$139,676	$143,214	$(3,538)
Expiring 06/21/17	Citigroup Global Markets	KRW	2,728	2,411	2,442	(31)
Thai Baht,
Expiring 06/21/17	Citigroup Global Markets	THB	7,509	215,357	218,396	(3,039)
Expiring 06/21/17	Citigroup Global Markets	THB	2,000	57,216	58,169	(953)
Expiring 06/21/17	Citigroup Global Markets	THB	1,100	32,023	31,993	30
Expiring 06/21/17	Citigroup Global Markets	THB	1,100	31,812	31,993	(181)
Expiring 06/21/17	Citigroup Global Markets	THB	1,000	28,658	29,084	(426)
Expiring 06/21/17	Citigroup Global Markets	THB	1,000	28,434	29,084	(650)
Expiring 06/21/17	Citigroup Global Markets	THB	900	25,608	26,177	(569)
Expiring 06/21/17	Citigroup Global Markets	THB	500	14,323	14,543	(220)
Expiring 06/21/17	Citigroup Global Markets	THB	500	14,112	14,542	(430)
Expiring 06/21/17	Citigroup Global Markets	THB	200	5,817	5,817	—
Expiring 06/21/17	Citigroup Global Markets	THB	200	5,778	5,817	(39)
Expiring 06/21/17	Citigroup Global Markets	THB	200	5,703	5,817	(114)
Expiring 06/21/17	Citigroup Global Markets	THB	100	2,887	2,908	(21)
Expiring 06/21/17	Citigroup Global Markets	THB	100	2,855	2,908	(53)
Expiring 06/21/17	Citigroup Global Markets	THB	56	1,582	1,628	(46)
Turkish Lira,
Expiring 06/21/17	Citigroup Global Markets	TRY	1,250	336,989	335,862	1,127
Expiring 06/21/17	Citigroup Global Markets	TRY	1,200	322,656	322,428	228
Expiring 06/21/17	Citigroup Global Markets	TRY	1,100	295,536	295,559	(23)
Expiring 06/21/17	Citigroup Global Markets	TRY	884	229,412	237,521	(8,109)
Expiring 06/21/17	Citigroup Global Markets	TRY	200	53,973	53,737	236
Expiring 06/21/17	Citigroup Global Markets	TRY	100	26,936	26,869	67
Expiring 06/21/17	Citigroup Global Markets	TRY	100	26,173	26,869	(696)
Expiring 06/21/17	Citigroup Global Markets	TRY	24	6,248	6,448	(200)

				$76,246,017	$76,706,777	(460,760)

						$206,898

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017:

Counterparty(2)	Termination Date	Long(Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Goldman Sachs & Co.	04/27/17	HKD	4,706	Pay or receive amounts based on market value fluctuation of HSCEI Future Contract	$(8,664)	$—	$(8,664)
Goldman Sachs & Co.	04/27/17		2,053	Pay or receive amounts based on market value fluctuation of MSCI Taiwan Index Future	(22,285)	—	(22,285)
Goldman Sachs & Co.	06/16/17	PLN	(1,735)	Pay or receive amounts based on market value fluctuation of WIG20 Index Futures	9,694	—	9,694
Goldman Sachs & Co.	04/28/17	ILS	1,538	Pay or receive amounts based on market value fluctuation of Tel Aviv 35 Future	(225)	—	(225)
Morgan Stanley	04/12/17	BRL	(7,099)	Pay or receive amounts based on market value fluctuation of Bovespa Index	79,712	—	79,712
Morgan Stanley	04/27/17	HKD	91,840	Pay or receive amounts based on market value fluctuation of HSCEI Future Contract	(169,101)	—	(169,101)
Morgan Stanley	06/08/17	KRW	16,287,597	Pay or receive amounts based on market value fluctuation of KOSPI 200 Future Contract	549,408	—	549,408
Morgan Stanley	06/21/17	BRL	(30)	Pay or receive amounts based on market value fluctuation of MSCI Brazil Net Index	(59)	—	(59)
Morgan Stanley	06/21/17	HKD	3,183	Pay or receive amounts based on market value fluctuation of MSCI China HKD Net Total Return Index	10,862	—	10,862
Morgan Stanley	06/21/17	ZAR	(67,276)	Pay or receive amounts based on market value fluctuation of MSCI South Africa ZAR Net Total Return Index	(53,596)	—	(53,596)
Morgan Stanley	04/27/17		37	Pay or receive amounts based on market value fluctuation of MSCI Taiwan Stock Future	(398)	—	(398)
Morgan Stanley	04/27/17		(1,242)	Pay or receive amounts based on market value fluctuation of SGX Nifty 50 Index Future	(9,301)	—	(9,301)
Morgan Stanley	04/19/17	TWD	121,485	Pay or receive amounts based on market value fluctuation of TAIEX Future Contract	74,462	—	74,462
Morgan Stanley	06/16/17	PLN	(536)	Pay or receive amounts based on market value fluctuation of WIG20 Index Futures	2,992	—	2,992

					$463,501	$—	$463,501

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2) Portfolio receives or pays the total return on the positions shown in the table above and pays or receives a specified LIBOR, which is denominated in various foreign currencies based on the local currencies of the positions within the swaps.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1  - unadjusted quoted prices generally in active markets for identical securities.

Level 2  - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3  - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Brazil	$4,968,656	$—	$—
Chile	2,135,919	—	—
China	7,030,297	25,005,592	—
Hong Kong	—	1,544,402	—
Hungary	—	431,619	—
India	10,762,969	—	—
Indonesia	—	3,667,495	—
Malaysia	—	3,367,693	—
Mexico	5,141,053	—	—
Peru	673,832	—	—
Philippines	—	829,568	—
Poland	—	2,059,186	—
Romania	—	172,474	—
Russia	5,086,775	—	—
South Africa	216,811	7,235,608	—
South Korea	181,411	18,890,198	—
Taiwan	3,781,033	12,193,964	—
Thailand	—	3,407,153	—
Turkey	—	1,026,427	—
United States	311,386	—	—
Preferred Stocks
Brazil	3,961,962	—	—
Affiliated Mutual Funds	25,732,083	—	—
Other Financial Instruments*
Futures Contracts	(179,668)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	206,898	—
OTC Total Return Swap Agreements	—	463,501	—

Total	$69,804,519	$80,501,778	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2017 were as follows:

Affiliated Mutual Funds (8.1% represents investments purchased with collateral from securities on loan)	18.2%
Banks	16.8
Oil, Gas & Consumable Fuels	8.2
Semiconductors & Semiconductor Equipment	7.0
Technology Hardware, Storage & Peripherals	5.9
Internet Software & Services	5.6
Wireless Telecommunication Services	5.0
Metals & Mining	3.8
IT Services	3.1
Chemicals	3.0
Food Products	2.0
Food & Staples Retailing	2.0
Automobiles	1.8
Electronic Equipment, Instruments & Components	1.8
Insurance	1.8

Diversified Telecommunication Services	1.7%
Real Estate Management & Development	1.7
Electric Utilities	1.5
Industrial Conglomerates	1.5
Pharmaceuticals	1.2
Capital Markets	1.1
Diversified Financial Services	1.0
Airlines	1.0
Internet & Direct Marketing Retail	0.9
Media	0.8
Construction & Engineering	0.8
Equity Real Estate Investment Trusts (REITs)	0.7
Beverages	0.7
Hotels, Restaurants & Leisure	0.6
Air Freight & Logistics	0.5
Paper & Forest Products	0.4
Trading Companies & Distributors	0.4
Tobacco	0.4
Construction Materials	0.4
Transportation Infrastructure	0.3
Independent Power & Renewable Electricity Producers	0.3
Distributors	0.3

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Household Durables	0.3%
Textiles, Apparel & Luxury Goods	0.3
Health Care Providers & Services	0.3
Auto Components	0.2
Diversified Consumer Services	0.2
Specialty Retail	0.2
Commercial Services & Supplies	0.1

Personal Products	0.1%
Consumer Finance	0.1
Machinery	0.1
106.1
Liabilities in excess of other assets	(6.1)

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Equity contracts	$283,833
Foreign exchange contracts	206,898
Total	$490,731

AST AQR LARGE-CAP PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS
Aerospace & Defense — 5.9%
Boeing Co. (The)	258,155	$45,657,293
General Dynamics Corp.	90,957	17,027,150
L3 Technologies, Inc.	142,915	23,622,420
Lockheed Martin Corp.	33,994	9,096,794
Northrop Grumman Corp.	125,405	29,826,325
Raytheon Co.	171,415	26,140,788
Textron, Inc.	142,741	6,793,044
United Technologies Corp.	160,485	18,008,022

		176,171,836

Airlines — 3.5%
Alaska Air Group, Inc.	45,323	4,179,687
Delta Air Lines, Inc.	814,147	37,418,196
Southwest Airlines Co.	437,234	23,505,700
United Continental Holdings, Inc.*	554,230	39,150,807

		104,254,390

Automobiles — 0.8%
General Motors Co.	696,504	24,628,381

Banks — 9.6%
Bank of America Corp.	511,036	12,055,339
Citigroup, Inc.	550,638	32,939,165
Citizens Financial Group, Inc.	509,166	17,591,685
Comerica, Inc.	134,512	9,224,833
Fifth Third Bancorp	1,049,494	26,657,148
JPMorgan Chase & Co.	257,194	22,591,921
PNC Financial Services Group, Inc. (The)	421,057	50,627,894
SunTrust Banks, Inc.	819,971	45,344,396
U.S. Bancorp	189,400	9,754,100
Wells Fargo & Co.	834,607	46,454,226
Zions Bancorporation(a)	294,328	12,361,776

		285,602,483

Beverages — 1.0%
PepsiCo, Inc.	272,804	30,515,855

Biotechnology — 1.4%
Amgen, Inc.	37,784	6,199,221
Biogen, Inc.*	36,678	10,028,499
Gilead Sciences, Inc.	320,222	21,749,478
Incyte Corp.*	25,266	3,377,306

		41,354,504

Capital Markets — 0.4%
Bank of New York Mellon Corp. (The)	113,104	5,341,902
Morgan Stanley	9,351	400,597
S&P Global, Inc.	39,812	5,205,021

		10,947,520

Chemicals — 2.5%
Dow Chemical Co. (The)	120,396	7,649,962
E.I. du Pont de Nemours & Co.	137,977	11,083,692
Eastman Chemical Co.	264,786	21,394,709
LyondellBasell Industries NV (Class A Stock)	285,241	26,011,127
Monsanto Co.	65,841	7,453,201

		73,592,691

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies — 0.9%
Republic Services, Inc.	136,425	$8,568,854
Waste Management, Inc.	264,456	19,284,132

		27,852,986

Communications Equipment — 1.3%
Cisco Systems, Inc.	1,109,844	37,512,727

Construction & Engineering — 0.8%
Jacobs Engineering Group, Inc.	250,174	13,829,619
Quanta Services, Inc.*	299,410	11,111,105

		24,940,724

Consumer Finance — 2.5%
American Express Co.	74,875	5,923,361
Capital One Financial Corp.	295,463	25,604,824
Discover Financial Services	308,390	21,090,792
Synchrony Financial	597,657	20,499,635

		73,118,612

Containers & Packaging — 0.8%
Avery Dennison Corp.	91,795	7,398,677
International Paper Co.	83,244	4,227,130
Owens-Illinois, Inc.*	190,127	3,874,788
WestRock Co.	154,833	8,055,961

		23,556,556

Diversified Consumer Services — 0.2%
H&R Block, Inc.(a)	301,436	7,008,387

Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc. (Class B Stock)*	280,578	46,766,741

Diversified Telecommunication Services — 1.6%
AT&T, Inc.	558,401	23,201,562
Level 3 Communications, Inc.*	79,456	4,546,472
Verizon Communications, Inc.	421,257	20,536,279

		48,284,313

Electric Utilities — 2.5%
American Electric Power Co., Inc.	204,775	13,746,546
Edison International	56,203	4,474,321
Entergy Corp.	182,225	13,841,811
Exelon Corp.	184,036	6,621,615
FirstEnergy Corp.	526,878	16,765,258
PG&E Corp.	104,321	6,922,742
Pinnacle West Capital Corp.	148,118	12,350,079

		74,722,372

Electrical Equipment — 0.4%
Eaton Corp. PLC	132,277	9,808,340
Rockwell Automation, Inc.	4,898	762,668

		10,571,008

Electronic Equipment, Instruments & Components — 0.3%
Corning, Inc.	117,048	3,160,295
TE Connectivity Ltd.	86,263	6,430,907

		9,591,202

Energy Equipment & Services — 0.1%
Baker Hughes, Inc.	60,419	3,614,265

Equity Real Estate Investment Trusts (REITs) — 2.5%
American Tower Corp.	116,609	14,172,658
AvalonBay Communities, Inc.	35,151	6,453,724

AST AQR LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Crown Castle International Corp.	91,665	$8,657,759
Equinix, Inc.	13,983	5,598,374
Equity Residential	67,000	4,168,740
Prologis, Inc.	92,700	4,809,276
Public Storage	39,979	8,751,803
Simon Property Group, Inc.	69,516	11,958,837
Ventas, Inc.	75,482	4,909,349
Welltower, Inc.	68,000	4,815,760

		74,296,280

Food & Staples Retailing — 1.1%
Wal-Mart Stores, Inc.	469,089	33,811,935

Food Products — 3.4%
Archer-Daniels-Midland Co.	663,016	30,525,257
Campbell Soup Co.	172,864	9,894,735
Conagra Brands, Inc.	498,149	20,095,331
Hershey Co. (The)	40,961	4,474,989
Mead Johnson Nutrition Co.	8,524	759,318
Tyson Foods, Inc. (Class A Stock)	552,122	34,071,449

		99,821,079

Health Care Equipment & Supplies — 0.5%

Baxter International, Inc.	280,678	14,555,961

Health Care Providers & Services — 4.3%
Aetna, Inc.	140,481	17,918,352
Anthem, Inc.	126,671	20,948,850
Centene Corp.*	101,225	7,213,294
Cigna Corp.	53,138	7,784,186
Express Scripts Holding Co.*	8,455	557,269
Humana, Inc.	21,741	4,481,690
Quest Diagnostics, Inc.	149,422	14,671,746
UnitedHealth Group, Inc.	329,670	54,069,177
Universal Health Services, Inc. (Class B Stock)	4,415	549,447

		128,194,011

Hotels, Restaurants & Leisure — 0.4%
Darden Restaurants, Inc.	51,512	4,310,009
Wyndham Worldwide Corp.	76,401	6,439,840

		10,749,849

Household Durables — 0.7%
D.R. Horton, Inc.	438,851	14,618,127
PulteGroup, Inc.	101,766	2,396,589
Whirlpool Corp.	20,782	3,560,580

		20,575,296

Household Products — 1.4%
Kimberly-Clark Corp.	61,421	8,084,846
Procter & Gamble Co. (The)	379,258	34,076,331

		42,161,177

Independent Power & Renewable Electricity Producers — 0.3%
AES Corp.	855,369	9,563,025

Industrial Conglomerates — 0.2%
General Electric Co.	117,518	3,502,036
Honeywell International, Inc.	11,582	1,446,244

		4,948,280

	Shares	Value
COMMON STOCKS (Continued)
Insurance — 5.0%
Aflac, Inc.	196,438	$14,226,040
Allstate Corp. (The)	456,772	37,222,350
American International Group, Inc.	113,214	7,067,950
Assurant, Inc.	111,129	10,631,711
Hartford Financial Services Group, Inc. (The)	196,747	9,457,628
Lincoln National Corp.	242,693	15,884,257
MetLife, Inc.	116,051	6,129,814
Progressive Corp. (The)	262,901	10,300,461
Travelers Cos., Inc. (The)	171,653	20,691,053
Unum Group	358,867	16,827,274

		148,438,538

Internet & Direct Marketing Retail — 1.4%

Amazon.com, Inc.*	46,845	41,529,966

Internet Software & Services — 5.7%
Akamai Technologies, Inc.*	229,208	13,683,718
Alphabet, Inc. (Class A Stock)*	45,078	38,217,128
Alphabet, Inc. (Class C Stock)*	44,616	37,011,649
eBay, Inc.*	1,152,662	38,694,863
Facebook, Inc. (Class A Stock)*	292,759	41,586,416

		169,193,774

IT Services — 0.8%
International Business Machines Corp.	120,982	21,067,805
Mastercard, Inc. (Class A Stock)	23,808	2,677,686

		23,745,491

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	185,440	9,804,213

Machinery — 1.4%
Cummins, Inc.	136,772	20,679,926
Ingersoll-Rand PLC	163,495	13,295,413
Parker-Hannifin Corp.	49,768	7,978,806

		41,954,145

Media — 1.5%
Comcast Corp. (Class A Stock)	430,511	16,182,908
TEGNA, Inc.	243,416	6,236,318
Time Warner, Inc.	117,226	11,454,152
Walt Disney Co. (The)	85,969	9,748,025

		43,621,403

Metals & Mining — 0.8%
Newmont Mining Corp.	78,329	2,581,724
Nucor Corp.	377,602	22,550,391

		25,132,115

Multiline Retail — 0.1%
Kohl’s Corp.(a)	26,078	1,038,165
Target Corp.	20,358	1,123,558

		2,161,723

Multi-Utilities — 1.5%
Ameren Corp.	187,213	10,219,958
CenterPoint Energy, Inc.	459,335	12,663,866
DTE Energy Co.	99,031	10,112,055
Public Service Enterprise Group, Inc.	248,263	11,010,464

AST AQR LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multi-Utilities (cont’d.)
SCANA Corp.	18,715	$1,223,025

		45,229,368

Oil, Gas & Consumable Fuels — 3.9%
Chevron Corp.	123,814	13,293,909
Exxon Mobil Corp.	436,058	35,761,117
Kinder Morgan, Inc.	249,725	5,429,022
Marathon Petroleum Corp.	303,135	15,320,443
Phillips 66	99,498	7,882,232
Pioneer Natural Resources Co.	23,157	4,312,528
Tesoro Corp.	150,547	12,203,340
Valero Energy Corp.	297,372	19,712,790
Williams Cos., Inc. (The)	99,629	2,948,022

		116,863,403

Pharmaceuticals — 3.2%
Johnson & Johnson	305,628	38,065,967
Mallinckrodt PLC*	84,967	3,786,979
Merck & Co., Inc.	597,940	37,993,108
Pfizer, Inc.	472,602	16,167,714

		96,013,768

Professional Services — 0.4%
Robert Half International, Inc.	234,507	11,450,977

Road & Rail — 0.5%
Norfolk Southern Corp.	15,869	1,776,852
Union Pacific Corp.	114,806	12,160,252

		13,937,104

Semiconductors & Semiconductor Equipment — 5.6%
Applied Materials, Inc.	1,045,713	40,678,236
Broadcom Ltd.	3,713	812,998
Intel Corp.	765,208	27,601,053
KLA-Tencor Corp.	135,324	12,865,253
Lam Research Corp.	88,270	11,330,337
Micron Technology, Inc.*	547,929	15,835,148
NVIDIA Corp.	5,586	608,483
QUALCOMM, Inc.	468,960	26,890,166
Skyworks Solutions, Inc.	77,307	7,574,540
Texas Instruments, Inc.	276,956	22,311,575

		166,507,789

Software — 4.7%
Activision Blizzard, Inc.	22,426	1,118,160
Adobe Systems, Inc.*	42,035	5,470,015
CA, Inc.	325,833	10,335,423
Citrix Systems, Inc.*	101,251	8,443,321
Electronic Arts, Inc.*	77,500	6,937,800
Intuit, Inc.	27,347	3,171,979
Microsoft Corp.	1,264,189	83,259,488
Oracle Corp.	484,532	21,614,973

		140,351,159

Specialty Retail — 1.3%
Best Buy Co., Inc.(a)	351,693	17,285,711
Home Depot, Inc. (The)	55,661	8,172,705
Lowe’s Cos., Inc.	24,135	1,984,138
Staples, Inc.	251,072	2,201,901
TJX Cos., Inc. (The)	31,258	2,471,883

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Urban Outfitters, Inc.*(a)	305,742	$7,264,430

		39,380,768

Technology Hardware, Storage & Peripherals — 4.9%
Apple, Inc.	628,564	90,299,504
Hewlett Packard Enterprise Co.	1,132,347	26,836,624
HP, Inc.	1,138,237	20,351,678
NetApp, Inc.	94,761	3,965,748
Xerox Corp.	459,956	3,376,077

		144,829,631

Textiles, Apparel & Luxury Goods — 0.9%
Michael Kors Holdings Ltd.*	252,286	9,614,619
PVH Corp.	156,444	16,187,261

		25,801,880

Tobacco — 0.9%
Altria Group, Inc.	261,875	18,703,113
Reynolds American, Inc.	125,485	7,908,065

		26,611,178

Trading Companies & Distributors — 0.4%
United Rentals, Inc.*	84,839	10,609,117

TOTAL LONG-TERM INVESTMENTS (cost $2,462,809,250)		2,916,451,956

SHORT-TERM INVESTMENTS — 2.5%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	53,130,974	53,130,974
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $22,481,740; includes $22,420,341 of cash collateral for securities on loan)(b)(w)	22,475,398	22,479,893

TOTAL SHORT-TERM INVESTMENTS (cost $75,612,714)		75,610,867

TOTAL INVESTMENTS — 100.6% (cost $2,538,421,964)		2,992,062,823
Liabilities in excess of other assets(z) — (0.6)%		(18,930,290)

NET ASSETS — 100.0%		$2,973,132,533

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $22,023,215; cash collateral of $22,420,341 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

AST AQR LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

(z)	Includes net unrealized appreciation (depreciation) on
the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Position:
334	S&P 500 E-Mini Index	Jun. 2017	$39,594,560	$39,398,640	$(195,920)

Cash of $1,670,000 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at March 31, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	unadjusted quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$176,171,836	$—	$—
Airlines	104,254,390	—	—
Automobiles	24,628,381	—	—
Banks	285,602,483	—	—
Beverages	30,515,855	—	—
Biotechnology	41,354,504	—	—
Capital Markets	10,947,520	—	—
Chemicals	73,592,691	—	—
Commercial Services & Supplies	27,852,986	—	—
Communications Equipment	37,512,727	—	—
Construction & Engineering	24,940,724	—	—
Consumer Finance	73,118,612	—	—
Containers & Packaging	23,556,556	—	—
Diversified Consumer Services	7,008,387	—	—
Diversified Financial Services	46,766,741	—	—
Diversified Telecommunication Services	48,284,313	—	—
Electric Utilities	74,722,372	—	—
Electrical Equipment	10,571,008	—	—
Electronic Equipment, Instruments & Components	9,591,202	—	—
Energy Equipment & Services	3,614,265	—	—
Equity Real Estate Investment Trusts (REITs)	74,296,280	—	—
Food & Staples Retailing	33,811,935	—	—
Food Products	99,821,079	—	—
Health Care Equipment & Supplies	14,555,961	—	—
Health Care Providers & Services	128,194,011	—	—
Hotels, Restaurants & Leisure	10,749,849	—	—
Household Durables	20,575,296	—	—
Household Products	42,161,177	—	—
Independent Power & Renewable Electricity Producers	9,563,025	—	—
Industrial Conglomerates	4,948,280	—	—
Insurance	148,438,538	—	—
Internet & Direct Marketing Retail	41,529,966	—	—
Internet Software & Services	169,193,774	—	—
IT Services	23,745,491	—	—
Life Sciences Tools & Services	9,804,213	—	—
Machinery	41,954,145	—	—
Media	43,621,403	—	—

AST AQR LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Level 1	Level 2	Level 3
Metals & Mining	$25,132,115	$—	$—
Multiline Retail	2,161,723	—	—
Multi-Utilities	45,229,368	—	—
Oil, Gas & Consumable Fuels	116,863,403	—	—
Pharmaceuticals	96,013,768	—	—
Professional Services	11,450,977	—	—
Road & Rail	13,937,104	—	—
Semiconductors & Semiconductor Equipment	166,507,789	—	—
Software	140,351,159	—	—
Specialty Retail	39,380,768	—	—
Technology Hardware, Storage & Peripherals	144,829,631	—	—
Textiles, Apparel & Luxury Goods	25,801,880	—	—
Tobacco	26,611,178	—	—
Trading Companies & Distributors	10,609,117	—	—
Affilated Mutual Funds	75,610,867	—	—
Other Financial Instruments*
Futures Contracts	(195,920)	—	—

Total	$2,991,866,903	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contacts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Equity contracts	$(195,920)

AST BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.1%
AFFILIATED MUTUAL FUNDS
AST AB Global Bond Portfolio*	54,969,668	$586,526,353
AST AQR Emerging Markets Equity Portfolio*	1,064,741	11,403,380
AST AQR Large-Cap Portfolio*	61,793,833	972,016,998
AST BlackRock Low Duration Bond Portfolio*	3,270,376	34,731,393
AST BlackRock/Loomis Sayles Bond Portfolio*	13,064,807	173,108,699
AST Boston Partners Large-Cap Value Portfolio*	7,650,017	157,131,344
AST ClearBridge Dividend Growth Portfolio*	27,199,623	423,226,129
AST Goldman Sachs Global Income Portfolio*	26,145,115	275,308,057
AST Goldman Sachs Large-Cap Value Portfolio*	5,250,124	154,091,140
AST Goldman Sachs Mid-Cap Growth Portfolio*	3,576,203	28,859,957
AST Goldman Sachs Small-Cap Value Portfolio*	3,889,514	83,624,555
AST Goldman Sachs Strategic Income Portfolio*	10,634,935	103,477,915
AST Government Money Market Portfolio*	50,822,291	50,822,291
AST High Yield Portfolio*	15,668,249	150,885,241
AST Hotchkis & Wiley Large-Cap Value Portfolio*	8,284,082	215,883,187
AST International Growth Portfolio*	30,938,661	448,919,970
AST International Value Portfolio*	24,403,196	449,506,862
AST Jennison Large-Cap Growth Portfolio*	7,047,155	178,433,977
AST Loomis Sayles Large-Cap Growth Portfolio*	7,667,174	312,360,651
AST Lord Abbett Core Fixed Income Portfolio*	19,567,956	241,272,897
AST MFS Growth Portfolio*	8,909,657	177,123,986
AST MFS Large-Cap Value Portfolio*	17,078,728	306,563,175
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	608,584	19,444,258
AST Parametric Emerging Markets Equity Portfolio*	1,068,358	9,380,184
AST Prudential Core Bond Portfolio*	70,299,902	830,241,838
AST QMA Emerging Markets Equity Portfolio*	681,332	6,527,164
AST QMA International Core Equity Portfolio*	20,970,322	230,044,435
AST QMA Large-Cap Portfolio*	60,441,827	975,531,093
AST Small-Cap Growth Opportunities Portfolio*	5,611,834	93,268,687
AST Small-Cap Growth Portfolio*	2,486,257	94,452,916
AST Small-Cap Value Portfolio*	4,932,072	131,341,080
AST T. Rowe Price Large-Cap Growth Portfolio*	8,026,316	223,292,102
AST T. Rowe Price Natural Resources Portfolio*	2,126,920	44,154,861
AST Templeton Global Bond Portfolio*	23,137	259,834
AST Value Equity Portfolio*	15,085,293	203,953,164
AST WEDGE Capital Mid-Cap Value Portfolio*	817,279	18,854,617
AST Wellington Management Global Bond Portfolio*	65,931,725	686,349,262

		Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST Western Asset Core Plus Bond Portfolio*		45,390,434	$557,848,428
AST Western Asset Emerging Markets Debt Portfolio*		2,314,641	25,160,152

TOTAL LONG-TERM INVESTMENTS (cost $8,112,316,256)(w)			9,685,382,232

SHORT-TERM INVESTMENTS — 10.5%
AFFILIATED MUTUAL FUND — 10.2%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $1,111,288,993)(w)		1,111,288,993	1,111,288,993

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.3%
U.S. Treasury Bills
0.808%	06/15/17	6,000	5,991,234
0.880%	06/15/17	32,000	31,953,248

TOTAL U.S. TREASURY OBLIGATIONS (cost $37,942,959)			37,944,482

TOTAL SHORT-TERM INVESTMENTS (cost $1,149,231,952)			1,149,233,475

TOTAL INVESTMENTS — 99.6% (cost $9,261,548,208)			10,834,615,707

Other assets in excess of liabilities(z) — 0.4%			39,224,743

NET ASSETS — 100.0%			$10,873,840,450

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
1,052	2 Year U.S. Treasury Notes	Jun. 2017	$227,546,292	$227,708,689	$162,397
1,299	10 Year U.S. Treasury Notes	Jun. 2017	161,398,040	161,806,687	408,647
100	CAC40 10 Euro	Apr. 2017	5,317,481	5,457,232	139,751
20	DAX Index	Jun. 2017	6,409,620	6,576,575	166,955
1,248	Euro STOXX 50 Index	Jun. 2017	44,362,926	45,612,750	1,249,824
180	FTSE 100 Index	Jun. 2017	16,419,094	16,407,818	(11,276)
312	Mini MSCI EAFE Index	Jun. 2017	27,308,580	27,799,200	490,620
668	Russell 2000 Mini Index	Jun. 2017	45,621,060	46,238,960	617,900
1,905	S&P 500 E-Mini Index	Jun. 2017	225,604,388	224,713,800	(890,588)
336	S&P 500 Index	Jun. 2017	198,958,200	198,172,800	(785,400)
567	TOPIX Index	Jun. 2017	78,475,570	77,031,124	(1,444,446)

					$104,384

Cash and foreign currency of $278,598 and U.S. Treasury Obligations with a combined market value of $37,944,482 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at March 31, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	– unadjusted quoted prices generally in active markets for identical securities.

Level 2 – quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	– unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$10,796,671,225	$—	$—
U.S. Treasury Obligations	—	37,944,482	—
Other Financial Instruments*
Futures Contracts	104,384	—	—

Total	$10,796,775,609	$37,944,482	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Equity contracts	$(466,660)
Interest rate contracts	571,044

Total	$104,384

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 80.3%
COMMON STOCKS — 29.3%
Aerospace & Defense — 0.3%
BAE Systems PLC (United Kingdom)	14,799	$119,105
Boeing Co. (The)	11,144	1,970,928
Lockheed Martin Corp.	2,083	557,411
MTU Aero Engines AG (Germany)	763	99,195
Northrop Grumman Corp.	3,312	787,726
QinetiQ Group PLC (United Kingdom)	42,757	149,352
Raytheon Co.	7,531	1,148,478
Saab AB (Sweden) (Class B Stock)	2,955	124,682
Singapore Technologies Engineering Ltd. (Singapore)	4,000	10,665
Thales SA (France)	11,022	1,064,686

		6,032,228

Air Freight & Logistics — 0.3%
bpost SA (Belgium)	438	10,276
Deutsche Post AG (Germany)	8,398	287,410
Expeditors International of Washington, Inc.(a)	84,520	4,774,535
FedEx Corp.	4,173	814,361
PostNL NV (Netherlands)*	36,474	172,054
United Parcel Service, Inc. (Class B Stock)	3,693	396,259

		6,454,895

Airlines — 0.1%
Air China Ltd. (China) (Class H Stock)	44,000	35,627
Air France-KLM (France)*	15,264	115,465
Delta Air Lines, Inc.	5,549	255,032
Deutsche Lufthansa AG (Germany)	21,830	354,146
Qantas Airways Ltd. (Australia)	132,225	392,952
Singapore Airlines Ltd. (Singapore)	148,200	1,066,804
United Continental Holdings, Inc.*	3,478	245,686

		2,465,712

Auto Components — 0.8%
Aisin Seiki Co. Ltd. (Japan)	16,200	797,885
Autoliv, Inc. (Sweden)(a)	5,725	585,439
BorgWarner, Inc.(a)	28,549	1,193,063
Brembo SpA (Italy)	435	32,181
Bridgestone Corp. (Japan)	1,700	69,008
Cie Generale des Etablissements Michelin (France)	5,721	695,206
Continental AG (Germany)	2,499	547,908
Delphi Automotive PLC	4,514	363,332
Faurecia (France)	3,472	164,847
GKN PLC (United Kingdom)	303,252	1,381,240
Goodyear Tire & Rubber Co. (The)	18,974	683,064
Hyundai Mobis Co. Ltd. (South Korea)	214	46,035
Koito Manufacturing Co. Ltd. (Japan)	6,700	349,194
Lear Corp.	40,133	5,682,030
Magna International, Inc. (Canada)	36,929	1,593,680
Motherson Sumi Systems Ltd. (India)*	12,814	73,388
NOK Corp. (Japan)	36,000	840,869
Sumitomo Electric Industries Ltd. (Japan)	44,200	734,753
Sumitomo Rubber Industries Ltd. (Japan)	11,000	187,683
Toyoda Gosei Co. Ltd. (Japan)	20,300	517,754
Toyota Boshoku Corp. (Japan)	1,500	34,888
Valeo SA (France)	15,612	1,038,541

	Shares	Value
COMMON STOCKS (Continued)
Auto Components (cont’d.)
Xinyi Glass Holdings Ltd. (Hong Kong)*	46,000	$40,518

		17,652,506

Automobiles — 0.2%
Astra International Tbk PT (Indonesia)	66,500	43,043
BAIC Motor Corp. Ltd. (China) (Class H Stock), 144A	3,000	3,410
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	44,000	49,460
Geely Automobile Holdings Ltd. (China)	90,000	137,930
General Motors Co.	2,871	101,519
Great Wall Motor Co. Ltd. (China) (Class H Stock)	50,000	56,985
Guangzhou Automobile Group Co. Ltd.
(China) (Class H Stock)	34,000	54,455
Hero MotoCorp Ltd. (India)	1,271	63,071
Kia Motors Corp. (South Korea)	3,973	131,676
Maruti Suzuki India Ltd. (India)	951	88,108
Nissan Motor Co. Ltd. (Japan)	105,000	1,012,450
Peugeot SA (France)*	118,923	2,390,062
Renault SA (France)	7,315	635,473
Tata Motors Ltd. (India)	44,533	319,399
Tata Motors Ltd. (India) (Class A Stock), DVR	8,043	34,944
Toyota Motor Corp. (Japan)	8,400	455,934

		5,577,919

Banks — 2.6%
Agricultural Bank of China Ltd. (China)
(Class H Stock)	384,000	177,092
Akbank TAS (Turkey)	26,108	61,297
Australia & New Zealand Banking Group Ltd. (Australia)	403	9,785
Axis Bank Ltd. (India)	12,867	97,272
Banco Bilbao Vizcaya Argentaria SA (Spain)	20,363	158,072
Banco Bradesco SA (Brazil)	4,100	42,105
Banco Comercial Portugues SA (Portugal)*	86,928	18,177
Banco do Brasil SA (Brazil)	12,700	136,752
Banco Santander SA (Spain)	223,867	1,370,364
Bank Central Asia Tbk PT (Indonesia)	219,500	272,542
Bank Hapoalim BM (Israel)	10,302	62,782
Bank Leumi Le-Israel BM (Israel)*	13,933	61,511
Bank Mandiri Persero Tbk PT (Indonesia)	142,100	124,797
Bank Negara Indonesia Persero Tbk PT (Indonesia)	157,600	76,621
Bank of America Corp.	223,295	5,267,528
Bank of China Ltd. (China) (Class H Stock)	1,667,000	828,968
Bank of Communications Co. Ltd. (China) (Class H Stock)	173,000	134,666
Bank of East Asia Ltd. (The) (Hong Kong)	11,600	47,993
Bank of Nova Scotia (The) (Canada)	60,656	3,548,548
Bank of the Ozarks, Inc.	334	17,371
Bank Pekao SA (Poland)	11,144	370,961
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	81,500	79,358
Bank Zachodni WBK SA (Poland)	431	37,189
Barclays Africa Group Ltd. (South Africa)	5,183	53,900
Barclays PLC (United Kingdom)	205,611	580,393
BNP Paribas SA (France)	21,080	1,402,753

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
BOC Hong Kong Holdings Ltd. (Hong Kong)	67,500	$275,894
Canadian Imperial Bank of Commerce (Canada)	19,891	1,715,157
Chiba Bank Ltd. (The) (Japan)	9,000	57,912
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	154,000	102,177
China Construction Bank Corp. (China) (Class H Stock)	1,190,000	958,792
China Everbright Bank Co. Ltd. (China) (Class H Stock)	81,000	39,616
China Merchants Bank Co. Ltd. (China) (Class H Stock)	26,500	70,129
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	116,000	124,000
Citigroup, Inc.	73,960	4,424,288
Citizens Financial Group, Inc	33,240	1,148,442
Commonwealth Bank of Australia (Australia)	20,659	1,354,716
CTBC Financial Holding Co. Ltd. (Taiwan)	589,680	364,331
Danske Bank A/S (Denmark)	2,682	91,445
DBS Group Holdings Ltd. (Singapore)	20,700	286,734
DNB ASA (Norway)	16,973	269,507
Erste Group Bank AG (Austria)*	8,860	288,499
First Financial Holding Co. Ltd. (Taiwan)	170,335	103,854
First Horizon National Corp.	16,620	307,470
First Republic Bank	10,441	979,470
Grupo Financiero Santander Mexico SAB de CV (Mexico) (Class B Stock)	19,700	35,544
Gunma Bank Ltd. (The) (Japan)	4,900	25,563
Hana Financial Group, Inc. (South Korea)	2,505	82,660
HSBC Holdings PLC (United Kingdom)	311,180	2,538,243
ICICI Bank Ltd. (India)	37,308	159,364
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	1,427,000	933,755
Industrial Bank of Korea (South Korea)	6,588	71,815
ING Groep NV (Netherlands)	60,903	919,898
Intesa Sanpaolo SpA (Italy)	61,482	167,238
Intesa Sanpaolo SpA (Italy)	15,341	39,020
Japan Post Bank Co. Ltd. (Japan)	24,400	302,947
JPMorgan Chase & Co.	79,194	6,956,401
Kasikornbank PCL (Thailand), NVDR	2,800	15,408
KB Financial Group, Inc. (South Korea)	1,614	70,736
Lloyds Banking Group PLC (United Kingdom)	475,055	395,094
Malayan Banking Bhd (Malaysia)	1,000	2,015
Mediobanca SpA (Italy)	52,010	468,939
Mega Financial Holding Co. Ltd. (Taiwan)	131,000	105,708
Metropolitan Bank & Trust Co. (Philippines)	15,330	24,430
Mitsubishi UFJ Financial Group, Inc. (Japan)	142,100	895,112
Mizrahi Tefahot Bank Ltd. (Israel)	1,353	22,933
Mizuho Financial Group, Inc. (Japan)	599,200	1,099,878
Natixis SA (France)	11,231	69,140
Nedbank Group Ltd. (South Africa)	2,013	36,170
Nordea Bank AB (Sweden)	41,273	470,877
OTP Bank PLC (Hungary)	6,643	185,602
Oversea-Chinese Banking Corp. Ltd. (Singapore)	30,200	209,770
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)*	6,246	50,484

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Public Bank Bhd (Malaysia)	18,600	$83,615
Raiffeisen Bank International AG (Austria)*	913	20,590
Regions Financial Corp.	14,762	214,492
Resona Holdings, Inc. (Japan)	259,900	1,397,190
Royal Bank of Canada (Canada)	38,506	2,805,464
Royal Bank of Scotland Group PLC (United Kingdom)*	13,883	42,097
Shinhan Financial Group Co. Ltd. (South Korea)	3,954	164,752
Siam Commercial Bank PCL (The) (Thailand), NVDR	20,700	98,199
SinoPac Financial Holdings Co. Ltd. (Taiwan)	77,700	24,250
Societe Generale SA (France)	17,969	910,408
Standard Bank Group Ltd. (South Africa)	15,216	163,169
Standard Chartered PLC (United Kingdom)*	20,041	191,690
State Bank of India (India)	113,617	513,541
Sumitomo Mitsui Financial Group, Inc. (Japan)	35,100	1,277,596
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	24,300	842,042
SunTrust Banks, Inc.	10,141	560,797
Synovus Financial Corp.	7,303	299,569
TMB Bank PCL (Thailand), NVDR	522,200	37,077
Toronto-Dominion Bank (The) (Canada)	8,001	400,757
Turkiye Garanti Bankasi A/S (Turkey)	102,307	249,487
Turkiye Halk Bankasi A/S (Turkey)	35,367	100,931
Turkiye Is Bankasi (Turkey) (Class C Stock)*	200,624	366,151
Turkiye Vakiflar Bankasi TAO (Turkey) (Class D Stock)	28,982	42,762
U.S. Bancorp	16,588	854,282
United Overseas Bank Ltd. (Singapore)	12,600	199,020
Wells Fargo & Co.	72,247	4,021,268
Westpac Banking Corp. (Australia)	46,089	1,232,067
Woori Bank (South Korea)	12,869	149,500
Yapi ve Kredi Bankasi A/S (Turkey)*	52,999	55,388
Yes Bank Ltd. (India)	5,807	138,399

		61,812,524

Beverages — 0.6%
Carlsberg A/S (Denmark) (Class B Stock)	2,291	211,557
Coca-Cola Amatil Ltd. (Australia)	12,669	104,742
Coca-Cola Co. (The)	123,983	5,261,839
Coca-Cola European Partners PLC (United Kingdom)	662	24,727
Coca-Cola Femsa SAB de CV (Mexico) (Class L Stock)	4,600	32,963
Coca-Cola West Co. Ltd. (Japan)	1,100	35,541
Diageo PLC (United Kingdom)	53,308	1,526,482
Dr. Pepper Snapple Group, Inc.	10,614	1,039,323
Fomento Economico Mexicano SAB de CV (Mexico), UTS	15,200	134,965
Kirin Holdings Co. Ltd. (Japan)	4,700	88,907
PepsiCo, Inc.	56,753	6,348,390

		14,809,436

Biotechnology — 0.6%
3SBio, Inc. (China), 144A*	8,500	10,502

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
AbbVie, Inc.	34,473	$2,246,261
Actelion Ltd. (Switzerland)*	174	49,094
Amgen, Inc.	19,696	3,231,522
BB Biotech AG (Switzerland)	44	2,477
Biogen, Inc.*	4,212	1,151,645
Celgene Corp.*	21,630	2,691,421
Celltrion, Inc. (South Korea)*	705	56,793
CSL Ltd. (Australia)	4,040	386,813
Genmab A/S (Denmark)*	507	97,562
Gilead Sciences, Inc.	35,590	2,417,272
Grifols SA (Spain)	2,387	58,565
OBI Pharma, Inc. (Taiwan)*	1,000	9,003
Shire PLC	15,124	881,230

		13,290,160

Building Products — 0.2%
Allegion PLC	272	20,590
Asahi Glass Co. Ltd. (Japan)	44,000	356,997
Cie de Saint-Gobain (France)	6,797	348,734
Dormakaba Holding AG (Switzerland) (Class B Stock)*	102	81,180
Fortune Brands Home & Security, Inc.	8,926	543,147
Geberit AG (Switzerland)	6,599	2,843,582
Johnson Controls International PLC	8,351	351,744
Masco Corp.	13,105	445,439
Owens Corning	3,714	227,928

		5,219,341

Capital Markets — 0.6%
Ameriprise Financial, Inc.	3,085	400,063
Ashmore Group PLC (United Kingdom)	12,700	56,231
Bank of New York Mellon Corp. (The)	8,912	420,914
BM&F Bovespa SA (Brazil)	26,704	164,544
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	31,475	1,146,719
Charles Schwab Corp. (The)	26,541	1,083,138
China Cinda Asset Management Co. Ltd. (China) (Class H Stock)	254,000	98,786
China Everbright Ltd. (China)	14,000	28,275
China Galaxy Securities Co. Ltd. (China) (Class H Stock)	95,500	88,187
CITIC Securities Co. Ltd. (China) (Class H Stock)	27,000	55,625
CME Group, Inc.	8,224	977,011
Credit Suisse Group AG (Switzerland)*	27,437	408,225
E*TRADE Financial Corp.*	8,325	290,459
Evercore Partners, Inc. (Class A Stock)	5,139	400,328
Franklin Resources, Inc.	2,539	106,993
GF Securities Co. Ltd. (China) (Class H Stock)	10,600	22,221
Goldman Sachs Group, Inc. (The)	2,907	667,796
Haitong Securities Co. Ltd. (China) (Class H Stock)	25,200	42,629
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	11,200	282,620
Huatai Securities Co. Ltd. (China) (Class H Stock), 144A	16,800	32,715
Intercontinental Exchange, Inc.	20,542	1,229,850
Investec Ltd. (South Africa)	11,346	77,285

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Jupiter Fund Management PLC (United Kingdom)	12,893	$68,790
Man Group PLC (United Kingdom)	24,118	44,557
Matsui Securities Co. Ltd. (Japan)	2,800	21,945
Mirae Asset Daewoo Co. Ltd. (South Korea)	1,837	14,857
Morgan Stanley	17,646	755,955
MSCI, Inc.	2,562	249,001
NH Investment & Securities Co. Ltd. (South Korea)	5,622	63,111
Nomura Holdings, Inc. (Japan)	14,000	86,665
Northern Trust Corp.	2,740	237,229
S&P Global, Inc.	10,642	1,391,335
SEI Investments Co.	7,079	357,065
Singapore Exchange Ltd. (Singapore)	7,700	42,384
State Street Corp.	5,098	405,852
TD Ameritrade Holding Corp.	2,362	91,787
Thomson Reuters Corp.	28,916	1,250,487
TP ICAP PLC (United Kingdom)	4,369	25,411
UBS Group AG (Switzerland)	104,149	1,664,782
Uranium Participation Corp. (Canada)*	8,500	25,950
Yuanta Financial Holding Co. Ltd. (Taiwan)	403,000	169,995

		15,047,772

Chemicals — 1.1%
Advanced Emissions Solutions, Inc.*(a)	2,840	27,094
Arkema SA (France)	1,113	109,565
Ashland Global Holdings, Inc.	25,728	3,185,384
Axalta Coating Systems Ltd.*	18,540	596,988
Cabot Corp.	15,007	899,069
Celanese Corp. (Class A Stock)	25,085	2,253,887
Clariant AG (Switzerland)*	537	10,129
Covestro AG (Germany), 144A	4,131	318,248
Croda International PLC (United Kingdom)	10,794	482,128
Denka Co. Ltd. (Japan)	8,000	41,610
DIC Corp. (Japan)	300	11,093
Dow Chemical Co. (The)	19,669	1,249,768
E.I. du Pont de Nemours & Co.	18,151	1,458,070
Eastman Chemical Co.	10,750	868,600
Ecolab, Inc.	1,617	202,675
Evonik Industries AG (Germany)	17,755	578,716
FMC Corp.	9,969	693,743
Formosa Chemicals & Fibre Corp. (Taiwan)	52,000	161,773
Formosa Plastics Corp. (Taiwan)	25,000	74,550
Frutarom Industries Ltd. (Israel)	366	20,455
Hanwha Chemical Corp. (South Korea)	1,660	39,213
Hyosung Corp. (South Korea)	328	39,748
Indorama Ventures PCL (Thailand), NVDR	102,900	105,553
International Flavors & Fragrances, Inc.	5,853	775,698
Johnson Matthey PLC (United Kingdom)	3,572	137,815
Koninklijke DSM NV (Netherlands)	22,705	1,535,526
LANXESS AG (Germany)	16,424	1,101,767
Lotte Chemical Corp. (South Korea)	367	121,613
LyondellBasell Industries NV (Class A Stock)	14,228	1,297,452
Methanex Corp. (Canada)*	5,538	259,482
Mexichem SAB de CV (Mexico)	15,887	43,268
Mitsubishi Chemical Holdings Corp. (Japan)	253,600	1,968,933
Mitsui Chemicals, Inc. (Japan)	37,000	183,266
Monsanto Co.	6,825	772,590

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Mosaic Co. (The)	5,358	$156,346
Nan Ya Plastics Corp. (Taiwan)	27,000	63,968
Nippon Shokubai Co. Ltd. (Japan)	500	34,120
Nitto Denko Corp. (Japan)	300	23,208
Petronas Chemicals Group Bhd (Malaysia)	1,000	1,739
Praxair, Inc.	19,498	2,312,463
PTT Global Chemical PCL (Thailand), NVDR	76,100	162,210
Shin-Etsu Chemical Co. Ltd. (Japan)	2,100	182,502
Sika AG (Switzerland)	26	155,941
Sumitomo Chemical Co. Ltd. (Japan)	181,000	1,013,800
Syngenta AG (Switzerland)	889	392,618
Teijin Ltd. (Japan)	3,000	56,647
Tosoh Corp. (Japan)	5,000	43,993
Ube Industries Ltd. (Japan)	18,000	40,650
UPL Ltd. (India)	5,144	57,590
Wacker Chemie AG (Germany)	485	50,002
Zeon Corp. (Japan)	4,000	45,704

		26,418,970

Commercial Services & Supplies — 0.1%
China Everbright International Ltd. (China)	29,000	39,055
Dai Nippon Printing Co. Ltd. (Japan)	14,000	151,499
Downer EDI Ltd. (Australia)	10,614	46,971
G4S PLC (United Kingdom)	15,117	57,628
Intrum Justitia AB (Sweden)	1,982	73,999
IWG PLC (Switzerland)	72,124	288,137
Loomis AB (Sweden) (Class B Stock)	449	14,197
Park24 Co. Ltd. (Japan)	2,000	52,548
Rentokil Initial PLC (United Kingdom)	21,231	65,662
RR Donnelley & Sons Co.	11,342	137,352
Toppan Printing Co. Ltd. (Japan)	26,000	265,750

		1,192,798

Communications Equipment — 0.4%
Cisco Systems, Inc.	247,363	8,360,870
ZTE Corp. (China) (Class H Stock)	49,600	91,127

		8,451,997

Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	17,412	591,882
Bouygues SA (France)	5,594	227,368
CH Karnchang PCL (Thailand), NVDR	39,100	30,990
China Communications Construction Co. Ltd. (China) (Class H Stock)	93,000	131,274
China Railway Construction Corp. Ltd. (China) (Class H Stock)	24,500	34,767
China Railway Group Ltd. (China) (Class H Stock)	68,000	60,888
Chiyoda Corp. (Japan)	4,000	25,871
CIMIC Group Ltd. (Australia)	11,167	306,408
COMSYS Holdings Corp. (Japan)	2,500	44,839
HOCHTIEF AG (Germany)	14,696	2,428,638
Hyundai Development Co.-Engineering & Construction (South Korea)	1,824	66,352
Hyundai Engineering & Construction Co. Ltd. (South Korea)	1,501	66,497

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)
Italian-Thai Development PCL (Thailand), NVDR	341,200	$47,436
Kajima Corp. (Japan)	26,000	170,067
Kandenko Co. Ltd. (Japan)	2,000	17,906
Kinden Corp. (Japan)	2,500	35,007
Larsen & Toubro Ltd. (India)	2,920	70,826
Nishimatsu Construction Co. Ltd. (Japan)	5,000	24,625
Obayashi Corp. (Japan)	8,100	75,952
Penta-Ocean Construction Co. Ltd. (Japan)	8,100	39,201
Skanska AB (Sweden) (Class B Stock)	26,717	628,794
Vinci SA (France)	195	15,485

		5,141,073

Construction Materials — 0.0%
ACC Ltd. (India)	1,102	24,534
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	19,500	66,320
Buzzi Unicem SpA (Italy)	1,237	31,620
Cemex SAB de CV (Mexico), UTS*	92,651	83,930
CSR Ltd. (Australia)	2,829	9,742
Fletcher Building Ltd. (New Zealand)	5,138	29,932
LafargeHolcim Ltd. (Switzerland)*	4,372	257,945
Semen Indonesia Persero Tbk PT (Indonesia)	34,600	23,363
UltraTech Cement Ltd. (India)	1,141	70,024

		597,410

Consumer Finance — 0.1%
American Express Co.	24,367	1,927,674
Discover Financial Services	4,170	285,186
Navient Corp.	34,014	502,047
Synchrony Financial	4,770	163,611

		2,878,518

Containers & Packaging — 0.1%
Ardagh Group SA (Luxembourg)*	1,237	27,165
Avery Dennison Corp.	2,604	209,883
Ball Corp.	1,754	130,252
Crown Holdings, Inc.*	16,991	899,673
DS Smith PLC (United Kingdom)	22,818	124,141
FP Corp. (Japan)	500	23,383
Orora Ltd. (Australia)	13,659	30,882
Owens-Illinois, Inc.*	1,844	37,581
Packaging Corp. of America	5,763	528,006
Rengo Co. Ltd. (Japan)	10,000	57,924
Sealed Air Corp.	9,683	421,985
Smurfit Kappa Group PLC (Ireland)	4,600	121,545
WestRock Co.	10,794	561,612

		3,174,032

Distributors — 0.0%
Imperial Holdings Ltd. (South Africa)	2,273	27,853
Inchcape PLC (United Kingdom)	26,587	280,306
Jardine Cycle & Carriage Ltd. (Singapore)	1,000	31,322

		339,481

Diversified Consumer Services — 0.0%
Kroton Educacional SA (Brazil)	4,900	20,770

Diversified Financial Services — 0.2%
Ayala Corp. (Philippines)	2,120	35,698

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
Banca Mediolanum SpA (Italy)	6,060	$44,336
Berkshire Hathaway, Inc. (Class B Stock)*	16,416	2,736,219
Chailease Holding Co. Ltd. (Taiwan)	24,000	56,079
Challenger Ltd. (Australia)	18,326	175,645
Eurazeo SA (France)	710	46,710
EXOR NV (Netherlands)	1,019	52,690
FirstRand Ltd. (South Africa)	31,966	110,605
Fubon Financial Holding Co. Ltd. (Taiwan)	324,000	528,459
Haci Omer Sabanci Holding A/S (Turkey)	14,363	39,518
ORIX Corp. (Japan)	95,400	1,415,978
Power Finance Corp. Ltd. (India)	39,124	87,908
Reliance Capital Ltd. (India)	6,375	60,406
Remgro Ltd. (South Africa)	6,990	107,247
RMB Holdings Ltd. (South Africa)	11,625	50,739
Rural Electrification Corp. Ltd. (India)	20,604	57,439

		5,605,676

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	76,833	3,192,411
BCE, Inc. (Canada)	2,842	125,831
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	20,013	35,942
CenturyLink, Inc.(a)	14,389	339,148
China Telecom Corp. Ltd. (China) (Class H Stock)	118,000	57,640
China Unicom Hong Kong Ltd. (China)	22,000	29,549
Deutsche Telekom AG (Germany)	34,188	599,066
Elisa OYJ (Finland)	2,612	92,337
Frontier Communications Corp.(a)	19,434	41,589
HKT Trust & HKT Ltd. (Hong Kong)	92,000	118,623
Koninklijke KPN NV (Netherlands)	122,549	368,435
KT Corp. (South Korea)	33	942
Level 3 Communications, Inc.*	2,561	146,540
Nippon Telegraph & Telephone Corp. (Japan)	34,800	1,487,816
Orange SA (France)	36,490	566,530
Proximus SADP (Belgium)	6,711	210,303
Singapore Telecommunications Ltd. (Singapore)	79,600	223,066
Spark New Zealand Ltd. (New Zealand)	41,130	100,823
TDC A/S (Denmark)	3,412	17,573
Telefonica SA (Spain)	66,345	742,624
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	1,570,200	488,089
Telenor ASA (Norway)	73,476	1,222,307
Telstra Corp. Ltd. (Australia)	136,455	485,556
True Corp. PCL (Thailand), NVDR	862,300	170,625
Verizon Communications, Inc.	52,294	2,549,333

		13,412,698

Electric Utilities — 0.3%
American Electric Power Co., Inc.	11,982	804,352
AusNet Services (Australia)	18,554	23,884
CEZ A/S (Czech Republic)	4,332	74,589
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	7,000	54,973
Chubu Electric Power Co., Inc. (Japan)	37,400	502,392
Chugoku Electric Power Co., Inc. (The) (Japan)	2,700	29,956

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
CLP Holdings Ltd. (Hong Kong)	98,000	$1,025,911
Contact Energy Ltd. (New Zealand)	6,848	24,282
EDP - Energias de Portugal SA (Portugal)	42,412	143,402
Electricite de France SA (France)	18,034	151,529
Endesa SA (Spain)	36,651	860,187
Enel SpA (Italy)	329,454	1,550,239
Exelon Corp.	7,848	282,371
HK Electric Investments & HK Electric Investments Ltd. (Hong Kong), 144A	23,000	21,198
Hokuriku Electric Power Co. (Japan)	1,700	16,537
Iberdrola SA (Spain)	53,004	378,709
Kansai Electric Power Co., Inc. (The) (Japan)	6,800	83,672
Korea Electric Power Corp. (South Korea)	237	9,865
Kyushu Electric Power Co., Inc. (Japan)	4,100	43,813
Mercury NZ Ltd. (New Zealand)	6,580	14,530
PGE Polska Grupa Energetyczna SA (Poland)	10,267	29,490
Power Assets Holdings Ltd. (Hong Kong)	13,500	116,449
Tauron Polska Energia SA (Poland)*	35,106	29,996
Tenaga Nasional Bhd (Malaysia)	1,300	4,029
Tohoku Electric Power Co., Inc. (Japan)	8,100	110,028
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	13,700	53,701
Westar Energy, Inc.	4,509	244,703
Xcel Energy, Inc.	18,822	836,638

		7,521,425

Electrical Equipment — 0.1%
Eaton Corp. PLC	6,104	452,612
Emerson Electric Co.	608	36,395
Fujikura Ltd. (Japan)	7,000	50,502
Hubbell, Inc.	1,087	130,494
Mabuchi Motor Co. Ltd. (Japan)	2,900	163,701
Mitsubishi Electric Corp. (Japan)	3,900	56,192
Nissin Electric Co. Ltd. (Japan)	1,700	19,707
Philips Lighting NV (Netherlands), 144A*	582	16,633
Prysmian SpA (Italy)	3,806	100,621
Rockwell Automation, Inc.	5,703	888,014
Vestas Wind Systems A/S (Denmark)	9,431	767,120

		2,681,991

Electronic Equipment, Instruments & Components — 0.4%
Alps Electric Co. Ltd. (Japan)	3,700	104,912
Amphenol Corp. (Class A Stock)	802	57,078
AU Optronics Corp. (Taiwan)	153,000	59,599
CDW Corp.	2,931	169,148
Celestica, Inc. (Canada)*	10,528	153,109
Corning, Inc.	4,200	113,400
Dolby Laboratories, Inc. (Class A Stock)	4,666	244,545
Electrocomponents PLC (United Kingdom)	3,032	17,966
FIH Mobile Ltd. (China)	27,000	10,528
Flex Ltd.*	144,977	2,435,614
Hitachi Ltd. (Japan)	347,000	1,884,123
Hon Hai Precision Industry Co. Ltd. (Taiwan)	426,600	1,279,411
Innolux Corp. (Taiwan)	65,000	26,893
Murata Manufacturing Co. Ltd. (Japan)	3,400	484,383
Nippon Electric Glass Co. Ltd. (Japan)	6,000	36,346

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Simplo Technology Co. Ltd. (Taiwan)	4,000	$13,577
Spectris PLC (United Kingdom)	2,625	82,071
Taiyo Yuden Co. Ltd. (Japan)	2,600	32,982
TDK Corp. (Japan)	10,800	685,746
TE Connectivity Ltd.	11,313	843,385
Venture Corp. Ltd. (Singapore)	24,600	201,710
WPG Holdings Ltd. (Taiwan)	31,000	38,926
Zhen Ding Technology Holding Ltd. (Taiwan)	24,000	56,396

		9,031,848

Energy Equipment & Services — 0.3%
Baker Hughes, Inc.	9,215	551,241
Ensco PLC (Class A Stock)	2,147	19,216
Nabors Industries Ltd.	3,031	39,615
National Oilwell Varco, Inc.	9,717	389,555
Petrofac Ltd. (United Kingdom)	2,117	24,454
Rowan Cos. PLC (Class A Stock)*	2,598	40,477
Schlumberger Ltd.	24,841	1,940,082
Subsea 7 SA (United Kingdom)*	97,410	1,511,782
TechnipFMC PLC (United Kingdom)*	5,121	166,433
Tenaris SA (Luxembourg)	131,163	2,268,125
TGS Nopec Geophysical Co. ASA (Norway)	1,192	25,312
Transocean Ltd.*	4,130	51,419

		7,027,711

Equity Real Estate Investment Trusts (REITs) — 0.5%
Advance Residence Investment Corp. (Japan)	13	35,626
American Tower Corp.	33,847	4,113,764
Ascendas Real Estate Investment Trust (Singapore)	30,700	55,284
Brixmor Property Group, Inc.	15,082	323,660
Canadian Real Estate Investment Trust (Canada)	290	10,572
CapitaLand Commercial Trust (Singapore)	104,300	115,161
CapitaLand Mall Trust (Singapore)	61,700	86,870
Cofinimmo SA (Belgium)	117	13,350
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (Turkey)	32,286	25,762
Equity Residential	3,485	216,837
Fibra Uno Administracion SA de CV (Mexico)	16,900	28,894
GPT Group (The) (Australia)	12,416	48,865
Growthpoint Properties Ltd. (South Africa)	22,680	43,719
Host Hotels & Resorts, Inc.	12,964	241,908
Intu Properties PLC (United Kingdom)	14,475	50,641
Land Securities Group PLC (United Kingdom)	7,605	101,004
Link REIT (Hong Kong)	32,500	227,784
Mirvac Group (Australia)	33,048	55,290
Nippon Building Fund, Inc. (Japan)	16	87,710
Nippon Prologis REIT, Inc. (Japan)	15	32,515
Park Hotels & Resorts, Inc.	2,162	55,499
Prologis, Inc.	5,747	298,154
Public Storage	1,030	225,477
Redefine Properties Ltd. (South Africa)	41,093	33,689
Scentre Group (Australia)	55,279	181,223
Segro PLC (United Kingdom)	9,569	54,709
Simon Property Group, Inc.	9,960	1,713,419

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Stockland (Australia)	119,431	$423,509
Suntec Real Estate Investment Trust (Singapore)	94,100	120,456
Ventas, Inc.	18,244	1,186,590
Weingarten Realty Investors	37,950	1,267,151

		11,475,092

Food & Staples Retailing — 0.4%
Axfood AB (Sweden)	1,421	21,339
Casino Guichard Perrachon SA (France)	1,031	57,605
CVS Health Corp.	17,156	1,346,747
Distribuidora Internacional de Alimentacion SA (Spain)	4,420	25,548
Jean Coutu Group PJC, Inc. (The) (Canada) (Class A Stock)	779	12,260
Jeronimo Martins SGPS SA (Portugal)	29,618	529,254
Koninklijke Ahold Delhaize NV (Netherlands)	50,604	1,081,402
Kroger Co. (The)	2,549	75,170
Magnit PJSC (Russia), GDR, RegS	2,493	95,354
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	300	14,291
Seven & i Holdings Co. Ltd. (Japan)	14,400	565,684
SPAR Group Ltd. (The) (South Africa)	2,467	32,006
Sundrug Co. Ltd. (Japan)	1,600	53,832
US Foods Holding Corp.*	4,069	113,851
Walgreens Boots Alliance, Inc.	6,942	576,533
Wal-Mart de Mexico SAB de CV (Mexico)	14,600	33,688
Wal-Mart Stores, Inc.	43,204	3,114,145
Wesfarmers Ltd. (Australia)	7,910	272,325
WM Morrison Supermarkets PLC (United Kingdom)	195,415	588,057

		8,609,091

Food Products — 0.7%
Ajinomoto Co., Inc. (Japan)	2,900	57,382
Archer-Daniels-Midland Co.	24,452	1,125,770
Bunge Ltd.	1,312	103,989
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	10	56,663
Gruma SAB de CV (Mexico) (Class B Stock)	5,160	72,915
Grupo Bimbo SAB de CV (Mexico) (Class A Stock)	14,200	35,306
Grupo Lala SAB de CV (Mexico)	10,500	19,056
Hershey Co. (The)	8,623	942,063
Ingredion, Inc.	13,741	1,654,828
IOI Corp. Bhd (Malaysia)	900	945
Kellogg Co.	14,245	1,034,330
Leroy Seafood Group ASA (Norway)	345	15,109
Marine Harvest ASA (Norway)*	55,728	850,097
McCormick & Co., Inc.	1,303	127,108
Mead Johnson Nutrition Co.	7,355	655,183
MEIJI Holdings Co. Ltd. (Japan)	4,400	367,155
Mondelez International, Inc. (Class A Stock)	53,466	2,303,315
Nestle SA (Switzerland)	39,748	3,050,730
NH Foods Ltd. (Japan)	10,000	268,645
Nichirei Corp. (Japan)	1,500	37,202
Orkla ASA (Norway)	15,778	141,342
Salmar ASA (Norway)	3	65
Saputo, Inc. (Canada)	6,500	224,300

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Suedzucker AG (Germany)	6,589	$165,126
Tate & Lyle PLC (United Kingdom)	10,470	100,330
Toyo Suisan Kaisha Ltd. (Japan)	800	29,846
Tyson Foods, Inc. (Class A Stock)	6,062	374,086
Universal Robina Corp. (Philippines)	6,730	21,929
Viscofan SA (Spain)	483	24,951
WH Group Ltd. (Hong Kong), 144A	260,000	224,203
Wilmar International Ltd. (Singapore)	373,200	941,777
Yamazaki Baking Co. Ltd. (Japan)	21,900	450,912

		15,476,658

Gas Utilities — 0.1%
Gas Natural SDG SA (Spain)	3,369	73,693
Hong Kong & China Gas Co. Ltd. (Hong Kong)	73,700	147,452
Italgas SpA (Italy)*	5,543	24,289
Osaka Gas Co. Ltd. (Japan)	18,000	68,634
Rubis SCA (France)	280	27,414
Southwest Gas Holdings, Inc.	1,019	84,485
Toho Gas Co. Ltd. (Japan)	3,000	21,278
Tokyo Gas Co. Ltd. (Japan)	102,000	465,844
UGI Corp.	22,154	1,094,408

		2,007,497

Health Care Equipment & Supplies — 0.4%
Baxter International, Inc.	36,442	1,889,882
Becton, Dickinson and Co.	1,722	315,884
C.R. Bard, Inc.	6,638	1,649,809
Cochlear Ltd. (Australia)	2,286	236,149
Danaher Corp.	1,134	96,991
GN Store Nord A/S (Denmark)	31,604	737,800
Hoya Corp. (Japan)	10,700	516,926
IDEXX Laboratories, Inc.*	2,154	333,030
Masimo Corp.*	9,143	852,676
Medtronic PLC	7,037	566,901
Nipro Corp. (Japan)	2,900	40,956
Straumann Holding AG (Switzerland)	1,828	847,275
Zimmer Biomet Holdings, Inc.	15,636	1,909,312

		9,993,591

Health Care Providers & Services — 0.4%
Aetna, Inc.	6,279	800,886
AmerisourceBergen Corp.(a)	13,823	1,223,336
Anthem, Inc.	2,531	418,577
Cardinal Health, Inc.	5,527	450,727
Centene Corp.*	2,579	183,780
Cigna Corp.	57	8,350
Express Scripts Holding Co.*	30,081	1,982,639
Fresenius Medical Care AG & Co. KGaA (Germany)	316	26,646
Fresenius SE & Co. KGaA (Germany)	1,373	110,329
HCA Holdings, Inc.*	3,372	300,074
Humana, Inc.	2,991	616,565
McKesson Corp.	4,991	739,966
Miraca Holdings, Inc. (Japan)	700	32,141
Netcare Ltd. (South Africa)	11,742	22,402
Ryman Healthcare Ltd. (New Zealand)	3,589	21,149
Sinopharm Group Co. Ltd. (China) (Class H Stock)	8,000	37,140

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
UnitedHealth Group, Inc.	20,723	$3,398,779

		10,373,486

Health Care Technology — 0.0%
Veeva Systems, Inc. (Class A Stock)*	1,510	77,433

Hotels, Restaurants & Leisure — 0.5%
Amaya Gaming Group Inc. (Canada)*	18,376	311,875
Amaya, Inc. (Canada)*	30,785	522,478
Aristocrat Leisure Ltd. (Australia)	32,146	441,253
Autogrill SpA (Italy)	5,150	51,123
Carnival Corp.	9,757	574,785
Carnival PLC	6,836	391,823
Choice Hotels International, Inc.	4,343	271,872
Compass Group PLC (United Kingdom)	2,110	39,837
Extended Stay America, Inc., UTS	36,111	575,609
Galaxy Entertainment Group Ltd. (Hong Kong) (Class L Stock)	23,000	125,975
Hilton Grand Vacations, Inc.*	6,764	193,856
InterContinental Hotels Group PLC (United Kingdom)	28,589	1,400,255
Kindred Group PLC (Malta), SDR	3,055	31,645
Ladbrokes Coral Group PLC (United Kingdom)	23,858	38,620
McDonald’s Corp.	9,768	1,266,031
Melco Crown Entertainment Ltd. (Hong Kong), ADR	20,053	371,783
Melia Hotels International SA (Spain)	1,277	17,560
MGM China Holdings Ltd. (Macau)	9,200	19,184
Oriental Land Co. Ltd. (Japan)	7,400	425,389
Paddy Power Betfair PLC (Ireland)	9,232	992,770
Sands China Ltd. (Hong Kong)	23,200	107,546
Sodexo SA (France)	1,112	130,656
Star Entertainment Group Ltd. (The) (Australia)	4,173	17,435
Starbucks Corp.	32,554	1,900,828
Tabcorp Holdings Ltd. (Australia)	10,058	36,499
Yum! Brands, Inc.	10,262	655,742
Zensho Holdings Co. Ltd. (Japan)	1,700	28,529

		10,940,958

Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	74,737	511,949
Bellway PLC (United Kingdom)	1,544	52,315
D.R. Horton, Inc.	23,304	776,256
Electrolux AB (Sweden) (Class B Stock)	48,043	1,333,761
Haseko Corp. (Japan)	1,100	11,926
Husqvarna AB (Sweden) (Class B Stock)	2,242	19,657
Iida Group Holdings Co. Ltd. (Japan)	7,200	110,798
JM AB (Sweden)	3,886	122,716
LG Electronics, Inc. (South Korea)	3,757	228,235
Panasonic Corp. (Japan)	31,400	355,360
Persimmon PLC (United Kingdom)	1,530	40,142
SEB SA (France)	438	61,179
Sekisui Chemical Co. Ltd. (Japan)	1,700	28,659
Sekisui House Ltd. (Japan)	12,600	207,759
Sony Corp. (Japan)	21,900	739,091
Sumitomo Forestry Co. Ltd. (Japan)	2,800	42,678

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
Whirlpool Corp.	5,672	$971,783

		5,614,264

Household Products — 0.5%
Clorox Co. (The)	7,216	972,933
Colgate-Palmolive Co.	61,917	4,531,705
Energizer Holdings, Inc.	2,981	166,191
Henkel AG & Co. KGaA (Germany)	331	36,810
Hindustan Unilever Ltd. (India)	3,024	42,459
Kimberly-Clark Corp.	5,086	669,470
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	13,700	29,746
Lion Corp. (Japan)	7,000	126,154
Procter & Gamble Co. (The)	44,515	3,999,672
Reckitt Benckiser Group PLC (United Kingdom)	1,775	162,042
Unilever Indonesia Tbk PT (Indonesia)	9,800	31,863

		10,769,045

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	193,117	2,159,048
China Power International Development Ltd. (China)	112,000	41,660
China Resources Power Holdings Co. Ltd. (China)	34,000	61,380
Electric Power Development Co. Ltd. (Japan)	1,400	32,899
Engie Brasil Energia SA (Brazil)	2,500	28,277
Huadian Power International Corp. Ltd. (China) (Class H Stock)	60,000	25,564
Huaneng Power International, Inc. (China) (Class H Stock)	228,000	152,336
Meridian Energy Ltd. (New Zealand)	12,141	23,825
Uniper SE (Germany)*	4,058	68,201

		2,593,190

Industrial Conglomerates — 0.4%
3M Co.	8,522	1,630,514
Alfa SAB de CV (Mexico) (Class A Stock)	67,400	98,460
Bidvest Group Ltd. (The) (South Africa)	4,914	56,324
Carlisle Cos., Inc.	4,585	487,890
CJ Corp. (South Korea)	165	25,672
CK Hutchison Holdings Ltd. (Hong Kong)	159,500	1,963,753
DCC PLC (United Kingdom)	1,679	147,806
General Electric Co.	115,064	3,428,907
Jaiprakash Associates Ltd. (India)*	59,723	12,656
Jardine Matheson Holdings Ltd. (Hong Kong)	3,400	218,229
JG Summit Holdings, Inc. (Philippines)	16,720	27,110
KOC Holding A/S (Turkey)	5,650	23,868
LG Corp. (South Korea)	543	34,108
Rheinmetall AG (Germany)	1,329	111,418
Roper Technologies, Inc.	1,892	390,679
Siemens AG (Germany)	383	52,461
Smiths Group PLC (United Kingdom)	3,535	71,826

		8,781,681

Insurance — 1.2%
Ageas (Belgium)	2,243	87,591
AIA Group Ltd. (Hong Kong)	115,400	728,400

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Allianz SE (Germany)	14,496	$2,688,238
Allstate Corp. (The)	9,884	805,447
American International Group, Inc.	11,638	726,560
Aon PLC	18,784	2,229,473
Assicurazioni Generali SpA (Italy)	28,903	458,580
AXA SA (France)	66,145	1,708,913
BB Seguridade Participacoes SA (Brazil)	12,200	114,261
Cathay Financial Holding Co. Ltd. (Taiwan)	212,000	340,280
China Life Insurance Co. Ltd. (Taiwan)	205,920	203,635
China Life Insurance Co. Ltd. (China) (Class H Stock)	141,000	431,393
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	41,000	148,188
China Taiping Insurance Holdings Co. Ltd. (China)*	18,200	44,105
Chubb Ltd.	512	69,760
CNP Assurances (France)	2,250	45,755
Dai-ichi Life Holdings, Inc. (Japan)	8,500	152,145
Direct Line Insurance Group PLC (United Kingdom)	87,550	380,915
Euler Hermes Group (France)	287	26,355
Fairfax Financial Holdings Ltd. (Canada)	202	91,928
First American Financial Corp.	8,965	352,145
FNF Group(a)	7,423	289,052
Hannover Rueck SE (Germany)	5,703	657,169
Hartford Financial Services Group, Inc. (The)	6,745	324,232
Hiscox Ltd. (United Kingdom)	1,698	23,275
Japan Post Holdings Co. Ltd. (Japan)	17,800	223,837
Legal & General Group PLC (United Kingdom)	54,529	168,845
Liberty Holdings Ltd. (South Africa)	3,862	31,063
Lincoln National Corp.	13,489	882,855
Manulife Financial Corp. (Canada)	1,544	27,389
Mapfre SA (Spain)	852,239	2,919,014
Marsh & McLennan Cos., Inc.	5,191	383,563
Medibank Private Ltd. (Australia)	11,882	25,593
MetLife, Inc.	5,976	315,652
MMI Holdings Ltd. (South Africa)	19,350	32,918
MS&AD Insurance Group Holdings, Inc. (Japan)	13,900	443,974
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	5,061	990,705
New China Life Insurance Co. Ltd. (China) (Class H Stock)	4,500	21,458
NN Group NV (Netherlands)	10,525	341,823
Old Mutual PLC (United Kingdom)	32,115	80,630
People’s Insurance Co. Group of China Ltd. (The) (China) (Class H Stock)	141,000	58,481
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	162,000	250,036
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	86,500	484,785
Powszechny Zaklad Ubezpieczen SA (Poland)	27,570	241,775
Principal Financial Group, Inc.	2,095	132,215
Reinsurance Group of America, Inc.	2,151	273,134
RSA Insurance Group PLC (United Kingdom)	16,044	117,825

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Sampo OYJ (Finland) (Class A Stock)	29,066	$1,379,208
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	118	28,291
Samsung Life Insurance Co. Ltd. (South Korea)	396	38,415
Sanlam Ltd. (South Africa)	19,532	98,007
SCOR SE (France)	1,776	67,121
Sompo Holdings, Inc. (Japan)	4,600	168,997
Standard Life PLC (United Kingdom)	32,955	146,529
Sun Life Financial, Inc. (Canada)	20,647	753,933
Suncorp Group Ltd. (Australia)	90,064	908,881
Swiss Re AG (Switzerland)	6,627	595,211
Talanx AG (Germany)	1,049	36,985
Tokio Marine Holdings, Inc. (Japan)	9,500	401,511
Topdanmark A/S (Denmark)*	4,864	123,345
Travelers Cos., Inc. (The)	3,053	368,009
Tryg A/S (Denmark)	869	15,755
Unipol Gruppo Finanziario SpA (Italy)	7,923	32,716
Unum Group	8,358	391,907
Zurich Insurance Group AG (Switzerland)	902	240,708

		27,370,894

Internet & Direct Marketing Retail — 0.3%
Amazon.com, Inc.*	7,569	6,710,221
Expedia, Inc.	2,292	289,181
Liberty Interactive Corp. QVC Group
(Class A Stock)*	13,022	260,700
Netflix, Inc.*	655	96,816
Priceline Group, Inc. (The)*	49	87,219

		7,444,137

Internet Software & Services — 0.8%
Alibaba Group Holding Ltd. (China), ADR*	8,556	922,593
Alphabet, Inc. (Class A Stock)*	5,400	4,578,120
Alphabet, Inc. (Class C Stock)*	3,625	3,007,155
carsales.com Ltd. (Australia)	1,606	13,697
DeNA Co. Ltd. (Japan)	600	12,215
eBay, Inc.*	10,388	348,725
Facebook, Inc. (Class A Stock)*	36,341	5,162,239
Gree, Inc. (Japan)	5,400	34,112
Just Dial Ltd. (India)*	12,604	102,425
Kakaku.com, Inc. (Japan)	1,900	25,938
MercadoLibre, Inc. (Argentina)(a)	1,953	413,001
NAVER Corp. (South Korea)	412	315,041
NetEase, Inc. (China), ADR	4,006	1,137,703
Tencent Holdings Ltd. (China)	51,000	1,469,286
VeriSign, Inc.*(a)	3,013	262,462
YY, Inc. (China), ADR*	521	24,023

		17,828,735

IT Services — 1.0%
Accenture PLC (Class A Stock)	27,939	3,349,327
Amadeus IT Group SA (Spain) (Class A Stock)	21,586	1,093,736
Amdocs Ltd.	6,682	407,535
Booz Allen Hamilton Holding Corp.	18,114	641,054
CGI Group, Inc. (Canada) (Class A Stock)*	53,979	2,586,413
Computer Sciences Corp.	3,209	221,453
Fidelity National Information Services, Inc.	1,434	114,175

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
First Data Corp. (Class A Stock)*	4,125	$63,938
Fujitsu Ltd. (Japan)	90,000	552,455
HCL Technologies Ltd. (India)	24,275	326,995
Infosys Ltd. (India)	1,691	26,659
International Business Machines Corp.	17,902	3,117,454
Itochu Techno-Solutions Corp. (Japan)	1,800	53,118
Mastercard, Inc. (Class A Stock)	51,912	5,838,543
Nomura Research Institute Ltd. (Japan)	660	24,331
NTT Data Corp. (Japan)	5,800	275,422
PayPal Holdings, Inc.*	4,838	208,131
Samsung SDS Co. Ltd. (South Korea)	732	87,396
SCSK Corp. (Japan)	1,000	39,714
Tata Consultancy Services Ltd. (India)	6,913	258,884
Tech Mahindra Ltd. (India)	5,870	41,514
Visa, Inc. (Class A Stock)	34,121	3,032,333
Western Union Co. (The)(a)	75,311	1,532,579
Wipro Ltd. (India)	8,835	69,979
Worldpay Group PLC (United Kingdom), 144A	45,175	167,022

		24,130,160

Leisure Products — 0.0%
Hasbro, Inc.	5,697	568,675
Sankyo Co. Ltd. (Japan)	2,200	73,689
Shimano, Inc. (Japan)	600	87,881

		730,245

Life Sciences Tools & Services — 0.1%
Lonza Group AG (Switzerland)*	10,436	1,972,625
Thermo Fisher Scientific, Inc.	3,347	514,099

		2,486,724

Machinery — 0.9%
AGCO Corp.	33,154	1,995,208
Amada Holdings Co. Ltd. (Japan)	16,700	191,165
ANDRITZ AG (Austria)	11,236	561,951
Atlas Copco AB (Sweden) (Class A Stock)	13,368	471,209
Atlas Copco AB (Sweden) (Class B Stock)	3,748	119,058
Cargotec OYJ (Finland) (Class B Stock)	1,503	74,353
Caterpillar, Inc.	15,648	1,451,508
CNH Industrial NV (United Kingdom)	143,534	1,381,531
Duerr AG (Germany)	164	14,635
FANUC Corp. (Japan)	2,300	473,504
Flowserve Corp.	948	45,902
Fortive Corp.	8,074	486,216
Georg Fischer AG (Switzerland)	318	289,128
Glory Ltd. (Japan)	1,500	49,319
IHI Corp. (Japan)	53,000	167,649
Illinois Tool Works, Inc.	16,233	2,150,385
IMI PLC (United Kingdom)	11,714	175,255
Ingersoll-Rand PLC	12,089	983,077
JTEKT Corp. (Japan)	21,700	337,586
Makita Corp. (Japan)	29,400	1,031,110
Metso OYJ (Finland)	20,800	629,437
NGK Insulators Ltd. (Japan)	10,400	235,940
NSK Ltd. (Japan)	8,200	117,468
Oshkosh Corp.	4,527	310,507
PACCAR, Inc.	2,328	156,442
Pentair PLC (United Kingdom)	3,378	212,071

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Schindler Holding AG (Switzerland)	3,774	$730,029
Schindler Holding AG (Switzerland)	192	36,428
SMC Corp. (Japan)	100	29,646
Spirax-Sarco Engineering PLC (United Kingdom)	4,528	270,684
Stanley Black & Decker, Inc.	9,010	1,197,159
Sulzer AG (Switzerland)	92	9,624
Toro Co. (The)	1,347	84,134
UCI International, Inc.*^	30,714	347,990
Valmet OYJ (Finland)	4,341	67,386
Volvo AB (Sweden) (Class B Stock)	7,687	113,399
WABCO Holdings, Inc.*	12,310	1,445,440
Weichai Power Co. Ltd. (China) (Class H Stock)	25,000	44,161
Weir Group PLC (The) (United Kingdom)	8,178	196,723
Xylem, Inc.	26,415	1,326,561
Yangzijiang Shipbuilding Holdings Ltd. (China)	206,700	166,878

		20,177,856

Marine — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	36	58,018
AP Moller - Maersk A/S (Denmark) (Class B Stock)	109	180,540
Kuehne + Nagel International AG (Switzerland)	6,359	897,911
Mitsui OSK Lines Ltd. (Japan)	96,000	301,695
Nippon Yusen KK (Japan)	277,000	584,808

		2,022,972

Media — 0.9%
Atresmedia Corp. de Medios de Comunicacion SA (Spain)	2,191	27,642
CBS Corp. (Class B Stock)	8,550	593,028
Comcast Corp. (Class A Stock)	77,373	2,908,451
Discovery Communications, Inc. (Class A Stock)*(a)	44,380	1,291,014
Discovery Communications, Inc. (Class C Stock)*	955	27,036
Fuji Media Holdings, Inc. (Japan)	5,200	72,061
Hakuhodo DY Holdings, Inc. (Japan)	13,300	158,204
Informa PLC (United Kingdom)	13,820	112,962
Interpublic Group of Cos., Inc. (The)	66,803	1,641,350
Lagardere SCA (France)	9,982	293,625
Liberty Global PLC (United Kingdom) (Class A Stock)*	68,341	2,451,392
Liberty Global PLC (United Kingdom) (Class C Stock)*	1,025	35,916
Liberty Global PLC LiLAC (United Kingdom) (Class C Stock)*	126	2,903
Mediaset Espana Comunicacion SA (Spain)	93,049	1,198,088
Modern Times Group MTG AB (Sweden) (Class B Stock)	6,090	203,628
Nippon Television Holdings, Inc. (Japan)	800	13,835
NOS SGPS SA (Portugal)	9,280	50,565
Omnicom Group, Inc.(a)	15,906	1,371,256
Pearson PLC (United Kingdom)	8,380	71,455
ProSiebenSat.1 Media SE (Germany)	7,471	330,822

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Quebecor, Inc. (Canada) (Class B Stock)	1,768	$54,522
REA Group Ltd. (Australia)	5,814	263,654
RTL Group SA (Luxembourg)	613	49,322
Schibsted ASA (Norway) (Class A Stock)	3,626	93,341
Scripps Networks Interactive, Inc. (Class A Stock)	1,753	137,383
Sky PLC (United Kingdom)	31,707	387,769
Smiles SA (Brazil)	521	10,556
Technicolor SA (France)	2,267	10,419
Time Warner, Inc.	27,738	2,710,280
Toho Co. Ltd. (Japan)	2,700	71,664
Twenty-First Century Fox, Inc. (Class A Stock)	13,960	452,164
Twenty-First Century Fox, Inc. (Class B Stock)	1,867	59,333
UBM PLC (United Kingdom)	27,595	264,232
Vivendi SA (France)	49,284	956,046
Walt Disney Co. (The)	22,915	2,598,332
WPP PLC (United Kingdom)	24,780	543,154
Zee Entertainment Enterprises Ltd. (India)	3,920	32,326

		21,549,730

Metals & Mining — 0.5%
Anglo American PLC (United Kingdom), (XJSE)*	1,535	23,276
Anglo American PLC (United Kingdom), (XMTF)*	22,552	344,571
Aurubis AG (Germany)	1,376	92,265
B2Gold Corp. (Canada)*	14,882	42,413
Barrick Gold Corp. (Canada)	24,693	469,034
Bekaert SA (Belgium)	1,731	84,528
BHP Billiton Ltd. (Australia)	71,857	1,306,804
BHP Billiton PLC (Australia)	65,785	1,014,660
Boliden AB (Sweden)	2,416	71,913
Centamin PLC (United Kingdom)	29,708	64,267
Dowa Holdings Co. Ltd. (Japan)	4,000	28,779
Eldorado Gold Corp. (Canada)	107,210	366,812
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	35,000	56,837
Evolution Mining Ltd. (Australia)	14,721	23,666
First Quantum Minerals Ltd. (Canada)	22,716	241,363
Fortescue Metals Group Ltd. (Australia)	43,955	209,365
Franco-Nevada Corp. (Canada)	3,415	223,721
Freeport-McMoRan, Inc.*	2,293	30,634
Glencore PLC (Switzerland)*	151,310	593,671
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	10,100	30,302
Hindalco Industries Ltd. (India)	69,619	209,196
Industrias Penoles SAB de CV (Mexico)	1,235	31,795
Jiangxi Copper Co. Ltd. (China) (Class H Stock)	45,000	70,122
JSW Steel Ltd. (India)	11,000	31,885
KGHM Polska Miedz SA (Poland)	12,824	374,161
Kobe Steel Ltd. (Japan)*	13,300	121,700
Korea Zinc Co. Ltd. (South Korea)	106	40,981
Mineral Resources Ltd. (Australia)	1,778	14,593
MMC Norilsk Nickel PJSC (Russia)	487	77,208
Newcrest Mining Ltd. (Australia)	10,062	171,512
Newmont Mining Corp.	20,798	685,502

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Nippon Light Metal Holdings Co. Ltd. (Japan)	7,300	$16,112
Norsk Hydro ASA (Norway)	73,965	431,048
Northern Star Resources Ltd. (Australia)	21,942	68,204
Nucor Corp.	12,466	744,470
OZ Minerals Ltd. (Australia)	14,636	87,564
Pan American Silver Corp. (Canada)	2,374	41,559
Poongsan Corp. (South Korea)	314	10,987
POSCO (South Korea)	1,213	315,048
Regis Resources Ltd. (Australia)	22,229	56,160
Rio Tinto Ltd. (United Kingdom)	19,084	881,155
Rio Tinto PLC (United Kingdom)	4,299	173,110
Tata Steel Ltd. (India)	13,847	102,939
Teck Resources Ltd. (Canada) (Class B Stock)	13,181	288,231
Teck Resources Ltd. (Canada) (Class B Stock)	8,330	182,427
Vale SA (Brazil)	6,500	62,164
Vedanta Ltd. (India)	124,301	526,561
voestalpine AG (Austria)	3,807	149,724
Yamana Gold, Inc. (Canada)(a)	31,487	86,894

		11,371,893

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc.	9,787	108,734

Multiline Retail — 0.2%
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	381	45,261
Dollarama, Inc. (Canada)	18,357	1,521,318
Harvey Norman Holdings Ltd. (Australia)	34,581	119,609
J Front Retailing Co. Ltd. (Japan)	3,800	56,446
Lotte Shopping Co. Ltd. (South Korea)	136	26,456
Macy’s, Inc.	3,968	117,612
Matahari Department Store Tbk PT (Indonesia)	26,500	26,205
Target Corp.	33,486	1,848,092

		3,760,999

Multi-Utilities — 0.6%
A2A SpA (Italy)	50,869	76,840
AGL Energy Ltd. (Australia)	244,764	4,930,307
Ameren Corp.	4,582	250,131
CenterPoint Energy, Inc.	6,467	178,295
Centrica PLC (United Kingdom)	134,046	365,005
CMS Energy Corp.	34,827	1,558,160
E.ON SE (Germany)	261,033	2,075,247
Engie SA (France)	31,213	441,092
National Grid PLC (United Kingdom)	53,668	680,900
RWE AG (Germany)*	12,878	213,414
Sempra Energy	25,528	2,820,844
Vectren Corp.	9,150	536,282
Veolia Environnement SA (France)	7,246	135,876

		14,262,393

Oil, Gas & Consumable Fuels — 1.7%
Anadarko Petroleum Corp.	8,620	534,440
Bharat Petroleum Corp. Ltd. (India)	21,489	215,081
BP PLC (United Kingdom)	271,803	1,564,526
Caltex Australia Ltd. (Australia)	27,668	623,405

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Canadian Natural Resources Ltd. (Canada)	59,150	$1,936,603
Carrizo Oil & Gas, Inc.*	3,104	88,961
Chevron Corp.	17,340	1,861,796
China Petroleum & Chemical Corp. (China) (Class H Stock)	418,000	340,238
CNOOC Ltd. (China)	234,000	279,705
Coal India Ltd. (India)	5,871	26,461
ConocoPhillips	49,375	2,462,331
Continental Resources, Inc.*(a)	8,417	382,300
Crescent Point Energy Corp. (Canada)	2,687	29,035
Devon Energy Corp.	13,217	551,413
Enbridge, Inc. (Canada)	35,912	1,502,558
Enbridge, Inc. (Canada)	1,368	57,308
Enerplus Corp. (Canada)	3,509	28,260
Eni SpA (Italy)	42,007	687,795
EOG Resources, Inc.	3,631	354,204
Exxon Mobil Corp.	66,139	5,424,059
Formosa Petrochemical Corp. (Taiwan)	51,000	178,145
Gazprom PJSC (Russia)	45,770	104,115
Hindustan Petroleum Corp. Ltd. (India)	18,840	152,529
Idemitsu Kosan Co. Ltd. (Japan)	20,600	717,071
Inpex Corp. (Japan)	6,200	61,138
Inter Pipeline Ltd. (Canada)	12,074	254,491
Japan Petroleum Exploration Co. Ltd. (Japan)	1,100	25,252
JX Holdings, Inc. (Japan)(a)	669,900	3,298,284
Laredo Petroleum, Inc.*	10,941	159,739
Lukoil PJSC (Russia)	3,738	198,397
Marathon Oil Corp.	8,853	139,877
Marathon Petroleum Corp.	10,326	521,876
MOL Hungarian Oil & Gas PLC (Hungary)	1,445	98,941
Neste OYJ (Finland)	17,240	674,135
Newfield Exploration Co.*	4,807	177,426
Occidental Petroleum Corp.	7,655	485,021
Oil & Natural Gas Corp. Ltd. (India)	117,116	333,694
OMV AG (Austria)	49,184	1,938,313
Paramount Resources Ltd. (Canada) (Class A Stock)*	2,043	26,086
PetroChina Co. Ltd. (China) (Class H Stock)	284,000	208,053
Petroleo Brasileiro SA (Brazil)*	16,600	80,810
Phillips 66	5,860	464,229
Polski Koncern Naftowy ORLEN SA (Poland)	13,489	340,220
Polskie Gornictwo Naftowe i Gazownictwo SA (Poland)	74,199	110,713
PTT Exploration & Production PCL (Thailand), NVDR	9,800	26,526
Range Resources Corp.	7,284	211,964
Repsol SA (Spain)	72,170	1,118,126
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	65,379	1,723,274
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	53,336	1,466,173
Showa Shell Sekiyu KK (Japan)	69,600	706,342
SK Innovation Co. Ltd. (South Korea)	1,664	247,948
S-Oil Corp. (South Korea)	2,040	183,426
Southwestern Energy Co.*	10,321	84,323
Statoil ASA (Norway)	32,962	566,569
Surgutneftegas OJSC (Russia)	62,795	32,885

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Tatneft PJSC (Russia)	12,445	$76,893
Tesoro Corp.	2,476	200,705
TOTAL SA (France)(a)	22,596	1,142,534
Ultrapar Participacoes SA (Brazil)	1,500	34,259
Valero Energy Corp.	10,671	707,381
Whiting Petroleum Corp.*	19,511	184,574
Williams Cos., Inc. (The)	15,897	470,392
Woodside Petroleum Ltd. (Australia)	7,277	178,275

		39,061,603

Paper & Forest Products — 0.2%
Domtar Corp.(a)	4,400	160,688
Fibria Celulose SA (Brazil)	11,600	106,714
Lee & Man Paper Manufacturing Ltd. (Hong Kong)	11,000	8,414
Mondi Ltd. (South Africa)	1,964	46,846
Mondi PLC (South Africa)	25,426	614,326
Stora Enso OYJ (Finland) (Class R Stock)	132,261	1,563,886
UPM-Kymmene OYJ (Finland)(a)	101,324	2,379,001

		4,879,875

Personal Products — 0.0%
Beiersdorf AG (Germany)	1,303	123,302
Coty, Inc. (Class A Stock)	1,255	22,753
Estee Lauder Cos., Inc. (The) (Class A Stock)	1,570	133,120
Kao Corp. (Japan)	1,400	76,883
LG Household & Health Care Ltd. (South Korea)	68	49,331
Unilever NV (United Kingdom), CVA	4,391	218,010
Unilever PLC (United Kingdom)	8,421	415,384

		1,038,783

Pharmaceuticals — 1.8%
Allergan PLC	1,541	368,176
Aspen Pharmacare Holdings Ltd. (South Africa)	3,843	78,625
Astellas Pharma, Inc. (Japan)	146,000	1,925,583
AstraZeneca PLC (United Kingdom)	9,868	606,753
Aurobindo Pharma Ltd. (India)	3,462	36,000
Bayer AG (Germany)	19,188	2,210,724
Bristol-Myers Squibb Co.	24,623	1,338,999
Daiichi Sankyo Co. Ltd. (Japan)	16,700	376,770
Dr. Reddy’s Laboratories Ltd. (India)	557	22,553
Eli Lilly & Co.	5,440	457,559
GlaxoSmithKline PLC (United Kingdom)	209,306	4,352,078
Glenmark Pharmaceuticals Ltd. (India)	1,904	24,985
H. Lundbeck A/S (Denmark)	1,284	59,595
Hypermarcas SA (Brazil)	22,300	206,574
Indivior PLC (United Kingdom)	9,429	38,070
Johnson & Johnson	59,978	7,470,260
Merck & Co., Inc.	62,965	4,000,796
Merck KGaA (Germany)	11,704	1,333,713
Mitsubishi Tanabe Pharma Corp. (Japan)	13,200	275,603
Novartis AG (Switzerland)	29,356	2,179,905
Novo Nordisk A/S (Denmark) (Class B Stock)	47,819	1,642,053
Pfizer, Inc.	116,463	3,984,199
Recordati SpA (Italy)	11,069	374,801

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Richter Gedeon Nyrt (Hungary)	6,534	$148,399
Roche Holding AG (Switzerland)	9,473	2,422,566
Sanofi (France)	24,622	2,225,719
Shionogi & Co. Ltd. (Japan)	12,400	641,918
STADA Arzneimittel AG (Germany)	2,480	151,894
Sun Pharmaceutical Industries Ltd. (India)	2,027	21,482
Taro Pharmaceutical Industries Ltd.*	138	16,094
Teva Pharmaceutical Industries Ltd. (Israel)	3,621	118,415
Teva Pharmaceutical Industries Ltd. (Israel), ADR	22,202	712,462
UCB SA (Belgium)	4,939	383,111
Valeant Pharmaceuticals International, Inc.*	2,815	31,095
Zoetis, Inc.	16,131	860,911

		41,098,440

Professional Services — 0.4%
Equifax, Inc.	2,099	287,017
Experian PLC (United Kingdom)	86,520	1,765,112
Hays PLC (United Kingdom)	75,479	148,474
IHS Markit Ltd.*	32,365	1,357,712
Intertek Group PLC (United Kingdom)	15,126	744,542
ManpowerGroup, Inc.	31,927	3,274,752
Nielsen Holdings PLC	6,464	267,028
RELX PLC (United Kingdom)	23,937	468,641
SEEK Ltd. (Australia)	19,538	237,542
Teleperformance (France)	320	34,550
TransUnion*	1,379	52,885
Wolters Kluwer NV (Netherlands)	25,144	1,043,539

		9,681,794

Real Estate Management & Development — 0.3%
Ayala Land, Inc. (Philippines)	92,600	60,973
Azrieli Group Ltd. (Israel)	407	21,628
CapitaLand Ltd. (Singapore)	251,200	652,021
Cheung Kong Property Holdings Ltd. (Hong Kong)	25,500	172,019
China Overseas Land & Investment Ltd. (China)	20,000	57,159
China Resources Land Ltd. (China)	38,000	102,777
China Vanke Co. Ltd. (China) (Class H Stock)	77,900	210,682
City Developments Ltd. (Singapore)	6,400	46,640
Daito Trust Construction Co. Ltd. (Japan)	10,800	1,484,964
Daiwa House Industry Co. Ltd. (Japan)	10,300	296,063
Deutsche EuroShop AG (Germany)	265	10,833
Fabege AB (Sweden)	580	9,221
Global Logistic Properties Ltd. (Singapore)	25,600	50,872
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	30,800	48,118
Hang Lung Properties Ltd. (Hong Kong)	118,000	306,762
Henderson Land Development Co. Ltd. (Hong Kong)	28,500	176,717
Hongkong Land Holdings Ltd. (Hong Kong)	16,700	128,507
Housing Development & Infrastructure Ltd. (India)*	25,736	32,494
Hysan Development Co. Ltd. (Hong Kong)	6,000	27,221
Kerry Properties Ltd. (Hong Kong)	29,000	100,591
KWG Property Holding Ltd. (China)	17,000	12,319
LendLease Group (Australia)	26,556	315,842

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Leopalace21 Corp. (Japan)	4,300	$22,215
Mitsubishi Estate Co. Ltd. (Japan)	17,000	309,854
Mitsui Fudosan Co. Ltd. (Japan)	2,000	42,704
New World Development Co. Ltd. (Hong Kong)	150,000	184,826
Nexity SA (France)*	301	14,794
Nomura Real Estate Holdings, Inc. (Japan)	3,700	59,046
Shimao Property Holdings Ltd. (Hong Kong)	32,000	50,863
Sino Land Co. Ltd. (Hong Kong)	30,000	52,609
SM Prime Holdings, Inc. (Philippines)	37,200	20,977
Sumitomo Realty & Development Co. Ltd. (Japan)	4,000	103,890
Sun Hung Kai Properties Ltd. (Hong Kong)	60,000	882,016
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	5,500	54,974
Swire Properties Ltd. (Hong Kong)	11,200	35,896
Swiss Prime Site AG (Switzerland)*	688	60,577
TAG Immobilien AG (Germany)	1,731	23,291
Tokyu Fudosan Holdings Corp. (Japan)	6,700	36,468
UOL Group Ltd. (Singapore)	4,600	22,915
Wharf Holdings Ltd. (The) (Hong Kong)	16,000	137,504
Wheelock & Co. Ltd. (Hong Kong)	8,000	63,282
Yanlord Land Group Ltd. (Singapore)	25,600	33,211

		6,536,335

Road & Rail — 0.1%
Canadian National Railway Co. (Canada)	3,844	283,737
Central Japan Railway Co. (Japan)	6,200	1,012,708
ComfortDelGro Corp. Ltd. (Singapore)	99,500	182,130
Norfolk Southern Corp.	2,409	269,736
Seino Holdings Co. Ltd. (Japan)	2,800	31,530
TFI International, Inc. (Canada)	624	14,569
Tokyu Corp. (Japan)	4,000	28,421
Union Pacific Corp.	14,021	1,485,104
West Japan Railway Co. (Japan)	300	19,512

		3,327,447

Semiconductors & Semiconductor Equipment — 1.0%
Advanced Semiconductor Engineering, Inc. (Taiwan)	21,655	27,741
Applied Materials, Inc.	11,677	454,235
ASM International NV (Netherlands)	3,869	216,949
BE Semiconductor Industries NV (Netherlands)	1,609	65,556
Broadcom Ltd.	9,636	2,109,899
Dialog Semiconductor PLC (United Kingdom)*	5,652	288,291
Infineon Technologies AG (Germany)	2,394	48,999
Intel Corp.	77,643	2,800,583
KLA-Tencor Corp.	6,039	574,128
Lam Research Corp.	2,490	319,616
Marvell Technology Group Ltd. (Bermuda)	1,078	16,450
Maxim Integrated Products, Inc.	22,412	1,007,643
MediaTek, Inc. (Taiwan)	69,000	488,918
Microchip Technology, Inc.(a)	10,948	807,743
Micron Technology, Inc.*	11,642	336,454
Novatek Microelectronics Corp. (Taiwan)	10,000	38,727
NVIDIA Corp.	4,297	468,072
NXP Semiconductors NV (Netherlands)*	11,040	1,142,640

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Powertech Technology, Inc. (Taiwan)	16,000	$46,561
Qorvo, Inc.*	311	21,322
QUALCOMM, Inc.	37,530	2,151,970
Radiant Opto-Electronics Corp. (Taiwan)	6,000	12,618
Rohm Co. Ltd. (Japan)	4,300	286,272
SCREEN Holdings Co. Ltd. (Japan)	1,300	95,928
SK Hynix, Inc. (South Korea)	3,127	141,237
Skyworks Solutions, Inc.	2,375	232,703
STMicroelectronics NV (Switzerland)	67,023	1,031,327
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	147,000	921,783
Texas Instruments, Inc.	67,161	5,410,490
Tokyo Electron Ltd. (Japan)	1,100	120,424
Xilinx, Inc.	13,260	767,621

		22,452,900

Software — 0.6%
Activision Blizzard, Inc.	9,726	484,938
Adobe Systems, Inc.*	8,657	1,126,535
Check Point Software Technologies Ltd. (Israel)*(a)	3,875	397,808
COLOPL, Inc. (Japan)	1,900	17,638
Dell Technologies, Inc. (Class V Stock)*	2,778	178,014
Fortinet, Inc.*	2,861	109,719
GungHo Online Entertainment, Inc. (Japan)	10,400	23,219
Intuit, Inc.	3,752	435,194
Kingsoft Corp. Ltd. (China)	16,000	44,107
Microsoft Corp.	127,221	8,378,776
Nintendo Co. Ltd. (Japan)	1,000	232,039
Oracle Corp.	24,858	1,108,915
Sage Group PLC (The) (United Kingdom)	60,481	477,765
salesforce.com, Inc.*	1,362	112,351
Snap, Inc. (Class A Stock)*(a)	11,686	263,286
Software AG (Germany)	2,215	87,501
Synopsys, Inc.*	2,037	146,929
Temenos Group AG (Switzerland)*	1,045	82,999
Ubisoft Entertainment SA (France)*	725	30,921
VMware, Inc. (Class A Stock)*(a)	5,625	518,287

		14,256,941

Specialty Retail — 0.4%
Adastria Co. Ltd. (Japan)	2,400	59,845
Best Buy Co., Inc.(a)	4,614	226,778
Chow Tai Fook Jewellery Group Ltd. (Hong Kong)	69,000	67,023
Dick’s Sporting Goods, Inc.	717	34,889
Foot Locker, Inc.	136	10,174
Home Depot, Inc. (The)	24,824	3,644,908
JB Hi-Fi Ltd. (Australia)	10,216	192,731
Kingfisher PLC (United Kingdom)	21,642	88,550
Komeri Co. Ltd. (Japan)	900	22,271
K’s Holdings Corp. (Japan)	7,400	136,130
Lowe’s Cos., Inc.	26,822	2,205,037
Ross Stores, Inc.	3,907	257,354
Shimamura Co. Ltd. (Japan)	1,000	132,565
Tiffany & Co.(a)	16,663	1,587,984
TJX Cos., Inc. (The)	9,071	717,335
WH Smith PLC (United Kingdom)	1,391	30,907

		9,414,481

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc.	86,929	$12,488,220
Asustek Computer, Inc. (Taiwan)	5,000	49,436
Catcher Technology Co. Ltd. (Taiwan)	8,000	79,065
Compal Electronics, Inc. (Taiwan)	237,000	154,633
Foxconn Technology Co. Ltd. (Taiwan)	31,310	95,462
FUJIFILM Holdings Corp. (Japan)	2,500	97,995
Hewlett Packard Enterprise Co.	3,143	74,489
HP, Inc.	28,542	510,331
Inventec Corp. (Taiwan)	46,000	34,491
Lenovo Group Ltd. (China)	320,000	210,946
Lite-On Technology Corp. (Taiwan)	38,189	65,825
Logitech International SA (Switzerland)	39,152	1,244,211
Pegatron Corp. (Taiwan)	73,000	216,105
Quanta Computer, Inc. (Taiwan)	20,000	40,664
Samsung Electronics Co. Ltd. (South Korea)	686	1,262,525

		16,624,398

Textiles, Apparel & Luxury Goods — 0.1%
adidas AG (Germany)	185	35,193
Belle International Holdings Ltd. (China)	76,000	49,431
Carter’s, Inc.	1,526	137,035
Christian Dior SE (France)	1,117	259,287
Hermes International (France)	169	80,002
Li & Fung Ltd. (Hong Kong)	264,000	114,534
LVMH Moet Hennessy Louis Vuitton SE (France)	5,916	1,300,296
Moncler SpA (Italy)	3,698	81,010
NIKE, Inc. (Class B Stock)	1,264	70,443
Swatch Group AG (The) (Switzerland)	475	33,077
Swatch Group AG (The) (Switzerland)	294	105,260
Under Armour, Inc. (Class C Stock)*(a)	1,547	28,310

		2,293,878

Thrifts & Mortgage Finance — 0.0%
Aareal Bank AG (Germany)	378	14,613
Essent Group Ltd.*	538	19,459
Housing Development Finance Corp. Ltd. (India)	8,457	195,656
Indiabulls Housing Finance Ltd. (India)	4,041	62,089
LIC Housing Finance Ltd. (India)	6,165	58,717

		350,534

Tobacco — 0.4%
Altria Group, Inc.	27,966	1,997,332
British American Tobacco PLC (United Kingdom)	32,860	2,180,126
Gudang Garam Tbk PT (Indonesia)	9,800	48,193
Imperial Brands PLC (United Kingdom)	9,596	465,056
Japan Tobacco, Inc. (Japan)	3,300	107,407
KT&G Corp. (South Korea)	535	46,666
Philip Morris International, Inc.	32,549	3,674,782
Reynolds American, Inc.	7,159	451,160
Swedish Match AB (Sweden)	34,641	1,125,793

		10,096,515

Trading Companies & Distributors — 0.3%
AerCap Holdings NV (Ireland)*	26,292	1,208,643
Brenntag AG (Germany)	1,595	89,395
Finning International, Inc. (Canada)	10,806	201,843

	Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors (cont’d.)
ITOCHU Corp. (Japan)	37,200	$529,592
Kloeckner & Co. SE (Germany)*	8,626	93,142
LG International Corp. (South Korea)	125	3,600
Marubeni Corp. (Japan)	11,000	67,946
Mitsubishi Corp. (Japan)	36,200	784,548
Mitsui & Co. Ltd. (Japan)	19,500	283,180
Sumitomo Corp. (Japan)	133,000	1,794,285
Toyota Tsusho Corp. (Japan)	46,300	1,405,329
Watsco, Inc.	1,495	214,054
Wolseley PLC (Switzerland)	906	57,043

		6,732,600

Transportation Infrastructure — 0.1%
Atlantia SpA (Italy)	27,217	702,095
Auckland International Airport Ltd. (New Zealand)	9,052	42,862
Flughafen Zuerich AG (Switzerland)	92	19,601
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	2,300	22,336
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)	2,415	41,839
SATS Ltd. (Singapore)	3,300	11,512
Sydney Airport (Australia)	48,195	249,205
TAV Havalimanlari Holding A/S (Turkey)	7,514	29,948

		1,119,398

Water Utilities — 0.0%
American Water Works Co., Inc.	4,545	353,465
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	3,500	36,570

		390,035

Wireless Telecommunication Services — 0.2%
Advanced Info Service PCL (Thailand), NVDR	15,300	79,255
America Movil SAB de CV (Mexico) (Class L Stock)	550,700	390,915
China Mobile Ltd. (China)	65,500	720,337
Intouch Holdings PCL (Thailand), NVDR	8,400	13,629
Millicom International Cellular SA (Luxembourg), SDR	633	35,297
MTN Group Ltd. (South Africa)	1,752	15,923
NTT DOCOMO, Inc. (Japan)	81,600	1,905,543
StarHub Ltd. (Singapore)	5,800	11,940
Telephone & Data Systems, Inc.	21,643	573,756
T-Mobile US, Inc.*	13,851	894,637
Total Access Communication PCL (Thailand), NVDR	53,200	68,114
Vodafone Group PLC (United Kingdom)	129,400	337,214

		5,046,560

TOTAL COMMON STOCKS (cost $637,938,919)		686,218,866

PREFERRED STOCKS — 0.4%
Auto Components — 0.1%
Schaeffler AG (Germany) (PRFC)	65,908	1,157,801

Automobiles — 0.0%
Volkswagen AG (Germany) (PRFC)	2,335	340,399

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Banks — 0.0%
Itau Unibanco Holding SA (Brazil) (PRFC)	36,050	$437,584
Itausa - Investimentos Itau SA (Brazil) (PRFC)	41,700	127,207

		564,791

Capital Markets — 0.0%
Morgan Stanley (PRFC)	30,063	777,129

Diversified Financial Services — 0.1%
GMAC Capital Trust I, Series 2 (PRFC), 6.691%(a)	64,707	1,645,499

Food & Staples Retailing — 0.0%
Cia Brasileira de Distribuicao (Brazil) (PRFC)	1,800	34,659

Hotels, Restaurants & Leisure — 0.1%
Amaya, Inc. (Canada) (PRFC)*^	2,677	2,556,924

Household Products — 0.1%
Henkel AG & Co. KGaA (Germany) (PRFC), 0.162%*	6,312	809,044

Metals & Mining — 0.0%
Metalurgica Gerdau SA (Brazil) (PRFC)*	27,400	43,762

Oil, Gas & Consumable Fuels — 0.0%
Halcon Resources Corp. (CVT) (PRFC)*^(g)	7	521,527
Surgutneftegas OJSC (Russia) (PRFC)	60,895	34,816

		556,343

Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	118	169,022

TOTAL PREFERRED STOCKS (cost $8,327,224)		8,655,373

	Units
RIGHTS* — 0.0%
Commercial Services & Supplies — 0.0%
Downer EDI Ltd. (Australia), expiring 04/11/17 (cost $(1))	4,246	39

	Shares
UNAFFILIATED EXCHANGE TRADED
FUNDS — 6.4%
Consumer Staples Select Sector SPDR Fund(a)	242,248	13,221,896
Energy Select Sector SPDR Fund(a)	163,345	11,417,816
Financial Select Sector SPDR Fund	1,090,748	25,883,450
Health Care Select Sector SPDR Fund	202,147	15,031,651
iShares 0-5 Year TIPS Bond ETF	1	101
iShares 10-20 Year Treasury Bond ETF	1	134
iShares 1-3 Year Treasury Bond Fund ETF	1	85
iShares 20+ Year Treasury Bond ETF(a)	54,129	6,533,912
iShares 3-7 Year Treasury Bond ETF	1	123
iShares 7-10 Year Treasury Bond ETF	1	106
iShares Agency Bond ETF	1	113
iShares MSCI Eurozone ETF(a)	1,706,692	64,256,954
iShares MSCI Hong Kong ETF(a)	190,439	4,237,268

	Shares	Value
UNAFFILIATED EXCHANGE TRADED FUNDS (Continued)
iShares Short Treasury Bond ETF	1	$110
iShares TIPS Bond Fund ETF	1	115
iShares US Treasury Bond ETF	1	25
Real Estate Select Sector SPDR Fund(a)	151,773	4,796,027
SPDR S&P Oil & Gas Exploration & Production ETF	14,058	526,332
Utilities Select Sector SPDR Fund(a)	97,139	4,984,202

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $158,354,037)		150,890,420

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 3.9%
Collateralized Loan Obligations — 0.4%
ALM XIV Ltd. (Cayman Islands),
Series 2014-14A, Class C, 144A
4.489%(c)	07/28/26	250	250,270
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-1A, Class C, 144A
3.516%(c)	10/15/28	1,000	1,011,885
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2016-3A, Class D, 144A
7.788%(c)	10/20/29	500	507,163
Cedar Funding III CLO Ltd. (Cayman Islands),
Series 2014-3A, Class D, 144A
4.602%(c)	05/20/26	250	247,900
CIFC Funding Ltd. (Cayman Islands),
Series 2014-3A, Class C1, 144A
3.843%(c)	07/22/26	1,000	1,004,350
LCM XV LP (Cayman Islands),
Series 15A, Class C, 144A
4.152%(c)	08/25/24	250	250,966
Madison Park Funding XIV Ltd. (Cayman Islands),
Series 2014-14A, Class D, 144A
4.630%(c)	07/20/26	250	250,008
Neuberger Berman CLO XIII Ltd. (Cayman Islands),
Series 2012-13A, Class C, 144A
3.891%(c)	01/23/24	1,000	1,001,840
Neuberger Berman CLO XX Ltd. (Cayman Islands),
Series 2015-20A, Class E, 144A
7.472%(c)	01/15/28	750	744,635
OCP CLO Ltd. (Cayman Islands),
Series 2014-7A, Class A1A, 144A
2.630%(c)	10/20/26	250	250,745
Octagon Investment Partners 27 Ltd. (Cayman Islands),
Series 2016-1A, Class E, 144A
8.123%(c)	07/15/27	1,000	1,015,018
Octagon Investment Partners XII Ltd. (Cayman Islands),
Series 2012-1A, Class ER, 144A
6.534%(c)	05/05/23	250	250,210
Octagon Investment Partners XVII Ltd. (Cayman Islands),
Series 2013-1A, Class A2R, 144A
2.718%(c)	10/25/25	1,500	1,503,616
Race Point IX CLO Ltd. (Cayman Islands),
Series 2015-9A, Class A1, 144A
2.533%(c)	04/15/27	500	501,127

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Venture XVII CLO Ltd. (Cayman Islands),
Series 2014-17A, Class B1, 144A
3.123%(c)	07/15/26	500	$501,127

			9,290,860

Non-Residential Mortgage-Backed Securities — 3.5%
Access Group, Inc.,
Series 2004-A, Class A2
1.298%(c)	04/25/29	308	306,884
American Express Credit Account Master Trust,
Series 2017-2, Class A
1.362%(c)	09/16/24	2,275	2,289,314
AmeriCredit Automobile Receivables Trust,
Series 2012-4, Class D
2.680%	10/09/18	1,030	1,030,040
Series 2013-1, Class D
2.090%	02/08/19	1,800	1,803,835
Series 2013-3, Class D
3.000%	07/08/19	2,300	2,320,797
Series 2014-4, Class D
3.070%	11/09/20	1,400	1,415,595
Series 2015-3, Class B
2.080%	09/08/20	1,100	1,104,341
Series 2015-3, Class D
3.340%	08/08/21	150	151,818
Series 2016-1, Class D
3.590%	02/08/22	280	286,324
AVANT Loans Funding Trust,
Series 2016-A, Class B, 144A
7.650%	06/15/20	1,600	1,637,235
Series 2016-C, Class B, 144A
4.920%	11/16/20	3,100	3,153,681
Chase Issuance Trust,
Series 2012-A7, Class A7
2.160%	09/16/24	750	738,573
Citibank Credit Card Issuance Trust,
Series 2014-A6, Class A6
2.150%	07/15/21	1,930	1,946,822
College Loan Corp. Trust I,
Series 2004-1, Class A4
1.228%(c)	04/25/24	351	350,054
Conn’s Receivables Funding LLC,
Series 2016-A, Class A, 144A
4.680%	04/16/18	125	124,874
Series 2016-B, Class A, 144A
3.730%	10/15/18	1,378	1,382,291
CPS Auto Receivables Trust,
Series 2015-A, Class B, 144A
2.790%	02/16/21	700	705,976
Series 2016-A, Class B, 144A
3.340%	05/15/20	300	304,634
CPS Auto Trust,
Series 2016-D, Class B, 144A
2.110%	03/15/21	600	595,454
Discover Card Execution Note Trust,
Series 2015-A2, Class A
1.900%	10/17/22	750	749,342

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Drive Auto Receivables Trust,
Series 2015-BA, Class C, 144A
2.760%	07/15/21	1,100	$1,105,558
Series 2015-DA, Class C, 144A
3.380%	11/15/21	650	657,169
Series 2016-AA, Class C, 144A
3.910%	05/17/21	430	437,205
Series 2016-BA, Class B, 144A
2.560%	06/15/20	1,600	1,608,878
Series 2016-BA, Class C, 144A
3.190%	07/15/22	1,200	1,215,572
Series 2016-CA, Class B, 144A
2.370%	11/16/20	900	902,626
Series 2016-CA, Class C, 144A
3.020%	11/15/21	1,900	1,923,135
Series 2017 BA, Class C, 144A^
2.610%	08/16/21	1,775	1,774,829
Series 2017-AA, Class B, 144A
2.510%	01/15/21	2,180	2,188,583
Series 2017-AA, Class C, 144A
2.980%	01/18/22	1,940	1,952,961
GMF Floorplan Owner Revolving Trust,
Series 2015-1, Class C, 144A
2.220%	05/15/20	3,000	3,001,127
Hyundai Auto Receivables Trust,
Series 2013-A, Class C
1.350%	06/17/19	865	864,944
KeyCorp Student Loan Trust,
Series 2006-A, Class 2A4
1.463%(c)	09/27/35	558	554,264
OneMain Direct Auto Receivables Trust,
Series 2016-1A, Class A, 144A
2.040%	01/15/21	844	845,890
OneMain Financial Issuance Trust,
Series 2015-1A, Class A, 144A
3.190%	03/18/26	2,500	2,526,439
Series 2015-2A, Class A, 144A
2.570%	07/18/25	2,300	2,304,655
Series 2015-2A, Class C, 144A
4.320%	07/18/25	100	99,832
Series 2016-2A, Class A, 144A
4.100%	03/20/28	1,500	1,536,119
Santander Drive Auto Receivables Trust,
Series 2012-AA, Class D, 144A
2.460%	12/17/18	557	558,025
Series 2013-2, Class C
1.950%	03/15/19	226	226,371
Series 2013-3, Class C
1.810%	04/15/19	151	151,222
Series 2013-3, Class D
2.420%	04/15/19	2,300	2,310,744
Series 2013-4, Class C
3.250%	01/15/20	244	245,346
Series 2013-A, Class C, 144A
3.120%	10/15/19	445	447,000
Series 2014-1, Class C
2.360%	04/15/20	520	521,569
Series 2014-1, Class D
2.910%	04/15/20	1,000	1,010,577

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Series 2014-2, Class C
2.330%	11/15/19	395	$396,185
Series 2014-3, Class D
2.650%	08/17/20	1,500	1,511,548
Series 2014-5, Class C
2.460%	06/15/20	1,950	1,962,409
Series 2015-2, Class C
2.440%	04/15/21	475	477,666
Series 2015-3, Class C
2.740%	01/15/21	500	505,309
Series 2015-3, Class D
3.490%	05/17/21	460	468,496
Series 2015-4, Class C
2.970%	03/15/21	390	395,165
Series 2015-5, Class C
2.740%	12/15/21	1,000	1,006,432
Series 2016-2, Class C
2.660%	11/15/21	910	915,007
Series 2016-3, Class C
2.460%	03/15/22	1,450	1,451,832
Series 2017-1, Class B
2.100%	06/15/21	1,950	1,947,643
Series 2017-1, Class C
2.580%	05/16/22	975	974,917
SLC Private Student Loan Trust,
Series 2010-B, Class A2, 144A
4.412%(c)	07/15/42	298	299,689
SLM Private Credit Student Loan Trust,
Series 2003-A, Class A2
1.571%(c)	09/15/20	220	219,753
Series 2003-B, Class A2
1.531%(c)	03/15/22	367	366,254
Series 2003-C, Class A2
1.521%(c)	09/15/20	90	89,157
Series 2005-A, Class A3
1.331%(c)	06/15/23	2,166	2,144,650
Series 2005-B, Class A2
1.311%(c)	03/15/23	107	107,595
Series 2006-A, Class A4
1.321%(c)	12/15/23	866	859,772
Series 2006-B, Class A4
1.311%(c)	03/15/24	75	74,631
Series 2006-C, Class A4
1.301%(c)	03/15/23	461	459,878
SLM Private Education Loan Trust,
Series 2010-A, Class 1A, 144A
3.700%(c)	05/16/44	324	331,912
Series 2011-B, Class A2, 144A
3.740%	02/15/29	391	398,405
Series 2012-D, Class A2, 144A
2.950%	02/15/46	618	621,491
Series 2013-A, Class A1, 144A
1.512%(c)	08/15/22	98	97,901
Series 2013-B, Class A1, 144A
1.562%(c)	07/15/22	209	209,379
SLM Student Loan Trust,
Series 2012-5, Class A2
1.078%(c)	06/25/19	224	223,887

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
SoFi Consumer Loan Program LLC,
Series 2016-3, Class A, 144A
3.050%	12/26/25	1,211	$1,211,429
Series 2017-1, Class A, 144A
3.280%	01/26/26	1,802	1,810,886
SoFi Consumer Loan Program Trust,
Series 2015-1, Class A, 144A
3.280%	09/15/23	1,721	1,727,655
SoFi Professional Loan Program LLC,
Series 2015-B, Class A2, 144A
2.510%	09/27/32	106	106,095
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24	600	605,687
SPS Servicer Advance Receivables Trust,
Series 2016-T1, Class AT1, 144A
2.530%	11/16/48	2,625	2,616,417
Verizon Owner Trust,
Series 2016-1A, Class A, 144A
1.420%	01/20/21	966	960,075

			80,923,731

Residential Mortgage-Backed Securities — 0.0%
Countrywide Asset-Backed Certificates,
Series 2004-12, Class MV3
1.972%(c)	03/25/35	54	54,182
Series 2004-6, Class 2A5
1.762%(c)	11/25/34	163	158,732
Home Equity Asset Trust,
Series 2005-5, Class M1
1.702%(c)	11/25/35	13	12,605
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-WHQ2, Class M2
1.927%(c)	02/25/35	84	84,041

			309,560

TOTAL ASSET-BACKED SECURITIES (cost $90,238,976)			90,524,151

BANK LOANS(c) —1.1%
Aerospace & Defense — 0.0%
Accudyne Industries Borrower SCA (Luxembourg),
Refinancing Term Loan
4.147%	12/13/19	563	528,982

Air Freight & Logistics — 0.0%
Ceva Group PLC,
Pre-Funded L/C Loan
6.500%	03/12/21	175	154,028
Ceva Intercompany BV,
Dutch BV Term Loan
6.539%	03/19/21	181	159,336
Ceva Logistics Canada,
Canadian Term Loan
6.539%	03/19/21	28	24,417
Ceva Logistics U.S. Holdings, Inc.,
U.S. Term Loan
6.539%	03/12/21	258	226,820

			564,601

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Airlines — 0.0%
Northwest Airlines, Inc.,
Term Loan B757-200^(g)
2.465%	09/10/18	40	$38,940
2.651%	09/10/18	40	39,179
Term Loan B757-300^(g)
2.651%	03/10/17	40	38,453

			116,572

Chemicals — 0.0%
Alpha 3 BV/Alpha U.S. Bidco, Inc.,
Initial Term Loan B-1
4.147%	01/30/24	146	146,684
Ascend Performance Materials Operations LLC,
Term Loan B
6.647%	08/12/22	364	364,755
Chemours Co. (The),
Tranche Term Loan B
6.000%	05/01/22	31	30,475

			541,914

Commercial Services — 0.0%
Brand Energy & Infrastructure Services, Inc.,
Initial Term Loan
4.760%	11/26/20	402	402,306
Team Health Holdings, Inc.,
Initial Term Loan
3.750%	01/15/24	307	305,235

			707,541

Diversified Telecommunication Services — 0.1%
Ligado Networks LLC,
Term Loan
9.852%	12/07/20	2,504	2,446,007

Energy — 0.0%
Linn Energy Holding Co. LLC,
Term Loan^
8.330%	02/27/21	130	131,531

Foods — 0.0%
Chobani LLC,
Closing Date Term Loan (First Lien)
5.250%	09/30/23	73	73,608

Health Care Providers & Services — 0.0%
Vizient, Inc.,
Term Loan B-2
5.000%	02/13/23	132	133,653

Healthcare-Products — 0.1%
DJO Finance LLC,
Initial Term Loan
4.250%	06/30/20	351	339,227
Immucor, Inc.,
Term Loan B-2
5.000%	08/19/18	530	523,167
Ortho-Clinical Diagnostics Inc.,
Initial Term Loan
4.750%	06/30/21	40	39,635

			902,029

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Hotels, Restaurants & Leisure — 0.0%
Amaya Holdings BV,
Initial Term Loan B-3 (First Lien)
8.147%	08/01/22	38	$38,417
4.647%	08/01/21	130	129,875

			168,292

Insurance — 0.0%
Alliant Holdings Intermediate LLC,
Initial Term Loan
4.387%	08/12/22	163	164,314

Investment Company — 0.0%
TKC Holdings, Inc.,
Initial Term Loan (First Lien)
4.750%	01/30/23	192	193,439

Lodging — 0.2%
Caesars Entertainment Operating Co. Inc.,
Term Loan B-7
1.500%	03/01/17	646	776,121
Caesars Entertainment Resort Properties LLC,
Term Loan B
7.000%	10/11/20	2,851	2,869,990

			3,646,111

Machinery–Construction & Mining — 0.1%
Vertiv Group Corp.,
Term B Loan
5.000%	11/30/23	826	833,480

Media — 0.1%
Altice U.S. Finance I Corp.,
2016 Refinancing Term Loan
2.250%	07/20/25	147	146,743
CSC Holdings LLC,
2016 Extended Term Loan
2.250%	07/01/25	67	66,515
iHeartCommunications, Inc.,
Tranche Term Loan D
7.732%	01/22/19	1,436	1,232,815
Ziggo Secured Finance Partnership,
Facility Term Loan E
3.412%	04/15/25	269	268,712

			1,714,785

Miscellaneous Manufacturing — 0.0%
Gates Global LLC,
Initial Dollar Term Loan
4.397%	06/11/21	458	458,222

Oil & Gas Services — 0.0%
Weatherford International Ltd.,
Term Loan^
3.290%	07/13/20	338	318,988

Oil, Gas & Consumable Fuels — 0.2%
California Resources Corp.,
Term Loan^
11.375%	10/01/19	288	276,638
11.375%	12/31/21	747	821,795
Chesapeake Energy Corp.,
Term Loan (Class A)
8.553%	08/25/21	2,326	2,465,104

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
CITGO Holdings, Inc.,
Term Loan
9.647%	05/12/18	409	$413,280

			3,976,817

Pharmaceuticals — 0.0%
inVentiv Group Holdings, Inc.,
Initial Term Loan
4.804%	09/29/23	157	157,813

Pipelines — 0.0%
Energy Transfer Equity LP,
Term Loan
3.539%	01/31/24	312	311,217

Real Estate Investment Trust (REIT) — 0.0%
GEO Group, Inc. (The),
Term Loan
2.250%	03/15/24	111	110,658

Retail — 0.0%
BJ’s Wholesale Club, Inc.,
Tranche Term Loan B (First Lien)
4.750%	01/30/24	236	230,346
Neiman Marcus Group, Inc. (The),
Other Term Loan
4.250%	10/25/20	346	277,840

			508,186

Software — 0.1%
BMC Software Finance, Inc.,
Initial U.S. Term Loan
5.000%	09/10/20	767	767,254
CCC Information Servces, Inc.,
Term Loan^
3.000%	04/15/24	234	234,878
CCC Information Services, Inc.,
Term Loan^
6.750%	04/15/25	41	41,409
Change Healthcare Holdings LLC,
Term Loan (First Lien)
3.750%	02/05/24	118	118,197
Infor U.S., Inc.,
Tranche Term Loan B-6
3.897%	02/01/22	340	339,302
Veritas U.S. Ltd.,
Initial Dollar Term Loan B-1
6.772%	01/27/23	1,596	1,584,448

			3,085,488

Technology — 0.1%
Kronos, Inc.,
Initial Term Loan (Second Lien)
9.284%	10/23/24	693	713,357
Optiv, Inc.,
Initial Term Loan (First Lien)
4.250%	01/15/24	249	250,141

			963,498

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Telecommunications — 0.1%
Intelsat Jackson Holdings SA (Luxembourg),
Tranche Term Loan B-2
3.887%	06/30/19	1,760	$1,732,751
Ligado Networks LLC,
Junior Term Loan
13.600%	12/07/20	606	477,651

			2,210,402

Wireless — 0.0%
Neustar, Inc.,
Term Loan
3.750%	09/01/19	56	56,669
3.750%	03/01/24	153	154,695

			211,364

TOTAL BANK LOANS (cost $24,881,574)			25,179,512

COMMERCIAL MORTGAGE-BACKED
SECURITIES — 1.2%
American Credit Acceptance Receivables Trust,
Series 2016-3, Class B, 144A
2.870%	08/12/22	800	803,397
Banc of America Commercial Mortgage Trust,
Series 2007-3, Class AMF
5.317%	06/10/49	965	965,601
Series 2007-4, Class A4
5.894%(c)	02/10/51	147	147,645
Series 2007-5, Class A4
5.492%	02/10/51	753	757,710
Series 2015-UBS7, Class B
4.366%(c)	09/15/48	240	251,798
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-PW18, Class AMA
6.087%(c)	06/11/50	800	817,099
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4
5.779%(c)	12/10/49	1,230	1,231,266
Series 2008-C7, Class A4
6.126%(c)	12/10/49	530	535,871
Series 2016-GC36, Class A5
3.616%	02/10/49	370	379,784
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A1A
6.101%(c)	12/10/49	1,957	1,983,864
Series 2008-LS1, Class A4B
6.101%(c)	12/10/49	168	170,141
Commercial Mortgage Trust,
Series 2012-LC4, Class A4
3.288%	12/10/44	200	206,252
Series 2013-LC6, Class AM
3.282%	01/10/46	190	191,891
Series 2014-CR17, Class A5
3.977%	05/10/47	360	379,848
Series 2014-UBS6, Class A5
3.644%	12/10/47	350	359,649
Credit Suisse Commercial Mortgage Trust,
Series 2007-C2, Class AM
5.615%(c)	01/15/49	67	67,119

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED
SECURITIES (Continued)
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class A4
3.504%	06/15/57	200	$203,791
DBJPM Mortgage Trust,
Series 2016-C1, Class B
4.195%(c)	05/10/49	220	230,574
Series 2016-C3, Class A5
2.890%	09/10/49	500	485,473
FHLMC Multifamily Structured Pass-Through Certificates,
Series K025, Class A2
2.682%	10/25/22	1,700	1,725,795
Series K038, Class A2
3.389%	03/25/24	700	737,953
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class AS
4.085%	05/10/45	160	167,891
Series 2013-GC16, Class A3
4.244%	11/10/46	250	268,577
Series 2014-GC20, Class A5
3.998%	04/10/47	490	517,432
Series 2007-GG10, Class A4
5.949%(c)	08/10/45	397	396,449
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14, Class A4
4.133%(c)	08/15/46	250	267,478
Series 2013-C14, Class AS
4.409%(c)	08/15/46	130	138,190
Series 2013-C17, Class A4
4.199%	01/15/47	510	547,866
Series 2014-C19, Class A4
3.997%	04/15/47	880	929,875
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-LPD7, Class AM
5.939%(c)	04/17/45	22	22,242
Series 2007-CB20, Class A4
5.794%(c)	02/12/51	634	638,659
Series 2011-C5, Class A3
4.171%	08/15/46	160	170,209
Series 2012-CBX, Class AS
4.271%	06/15/45	170	179,111
LB Commercial Mortgage Trust,
Series 2007-C3, Class A4
6.052%(c)	07/15/44	263	264,508
Series 2007-C3, Class AM
6.052%(c)	07/15/44	390	391,915
LB-UBS Commercial Mortgage Trust,
Series 2007-C7, Class A3
5.866%(c)	09/15/45	381	386,411
Series 2007-C7, Class AM
6.167%(c)	09/15/45	350	357,737
Merrill Lynch Mortgage Trust,
Series 2008-C1, Class A4
5.690%	02/12/51	307	310,940
ML-CFC Commercial Mortgage Trust,
Series 2007-7, Class A4
5.790%(c)	06/12/50	692	692,146
Series 2007-8, Class A3
5.861%(c)	08/12/49	1,612	1,618,494

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED
SECURITIES (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class A4
4.084%(c)	07/15/46	500	$535,701
Series 2013-C13, Class A4
4.039%	11/15/46	310	329,581
Series 2014-C14, Class AS
4.384%(c)	02/15/47	150	158,352
Series 2015-C20, Class A4
3.249%	02/15/48	700	703,500
Morgan Stanley Capital I Trust,
Series 2007-IQ15, Class A4
5.942%(c)	06/11/49	1,066	1,073,120
Series 2007-IQ16, Class A4
5.809%	12/12/49	375	377,515
Series 2007-T27, Class A4
5.791%(c)	06/11/42	448	448,739
Series 2007-T27, Class AM
5.791%(c)	06/11/42	430	432,933
Series 2012-C4, Class A4
3.244%	03/15/45	330	339,497
Series 2015-MS1, Class A4
3.779%(c)	05/15/48	450	469,462
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4A, 144A
5.949%(c)	08/12/45	50	50,363
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class A5
2.850%	12/10/45	325	327,515
Series 2013-C6, Class A4
3.244%	04/10/46	650	664,990
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C34, Class A3
5.678%	05/15/46	197	197,604
WFRBS Commercial Mortgage Trust,
Series 2012-C8, Class AS
3.660%	08/15/45	340	352,687
Series 2012-C10, Class A3
2.875%	12/15/45	595	599,476
Series 2012-C10, Class AS
3.241%	12/15/45	390	395,144
Series 2013-C15, Class A4
4.153%(c)	08/15/46	450	480,485
Series 2014-C25, Class B
4.236%(c)	11/15/47	210	216,061

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $30,114,420)			29,051,376

CONVERTIBLE BONDS — 0.0%
Media — 0.0%
DISH Network Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	08/15/26	361	436,133

Real Estate — 0.0%
Aroundtown Property Holdings PLC (Germany),
Sr. Unsec’d. Notes, RegS
1.500%	01/18/21	100	110,281
3.000%	05/05/20	100	141,618

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Real Estate (cont’d.)

				$251,899

Semiconductors — 0.0%
Micron Technology, Inc.,
Sr. Unsec’d. Notes
3.000%	11/15/43	(a)	310	347,394

TOTAL CONVERTIBLE BONDS (cost $921,534)				1,035,426

CORPORATE BONDS — 24.0%
Advertising — 0.1%
Acosta, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	10/01/22		436	370,163
Clear Channel International BV,
Gtd. Notes, 144A
8.750%	12/15/20		559	593,938
MDC Partners, Inc.,
Gtd. Notes, 144A
6.500%	05/01/24		447	426,326
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.250%	02/15/22		400	413,999
5.625%	02/15/24		96	100,319

				1,904,745

Aerospace & Defense — 0.4%
Accudyne Industries Borrower/Accudyne Industries LLC (Luxembourg),
Gtd. Notes, 144A
7.750%	12/15/20		745	625,800
Arconic, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24		972	1,004,075
5.900%	02/01/27		162	173,429
5.950%	02/01/37		62	61,845
6.150%	08/15/20		135	145,969
6.750%	01/15/28		58	63,619
Harris Corp.,
Sr. Unsec’d. Notes
1.999%	04/27/18		260	260,340
2.700%	04/27/20		70	70,644
KLX, Inc.,
Gtd. Notes, 144A
5.875%	12/01/22		740	763,125
Kratos Defense & Security Solutions, Inc.,
Sr. Sec’d. Notes
7.000%	05/15/19		72	72,000
L3 Technologies, Inc.,
Gtd. Notes
4.750%	07/15/20		500	534,528
4.950%	02/15/21		966	1,037,970
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.500%	11/23/20	(a)	460	463,177
3.800%	03/01/45		80	75,129
4.700%	05/15/46		1,000	1,083,154
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
2.800%	03/15/22		990	991,346

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Aerospace & Defense (cont’d.)
Spirit AeroSystems, Inc.,
Gtd. Notes
3.850%	06/15/26	125	$124,727
TransDigm, Inc.,
Gtd. Notes
6.000%	07/15/22(a)	1,426	1,444,681
6.375%	06/15/26	30	30,018
6.500%	07/15/24(a)	491	497,751
6.500%	05/15/25	385	388,369
Gtd. Notes, 144A
6.500%	05/15/25	305	307,669

			10,219,365

Agriculture — 0.3%
Altria Group, Inc.,
Gtd. Notes
3.875%	09/16/46	460	426,417
5.375%	01/31/44	1,200	1,368,676
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.875%	01/15/19(a)	575	576,143
2.000%	02/21/20	2,000	1,995,010
4.125%	03/04/43	500	481,673
4.250%	11/10/44	420	415,488
Reynolds American, Inc.,
Gtd. Notes
2.300%	06/12/18	330	331,982
3.250%	06/12/20	73	74,902
4.000%	06/12/22	170	178,427
5.850%	08/15/45	785	921,908
6.150%	09/15/43	100	120,527
6.875%	05/01/20	500	563,528
Tereos Finance Groupe I SA (France),
Gtd. Notes, RegS
4.125%	06/16/23	EUR 100	108,574

			7,563,255

Airlines — 0.1%
Continental Airlines 2012-3 Class C Pass-Through Trust,
Pass-Through Certificates
6.125%	04/29/18	950	986,955
Norwegian Air Shuttle ASA 2016-1 Class B Pass-Through Trust (Norway),
Pass-Through Certificates, 144A
7.500%	11/10/23	265	283,881
Virgin Australia 2013-1C Pass-Through Trust (Australia),
Pass-Through Certificates, 144A
7.125%	10/23/18	377	385,110

			1,655,946

Apparel — 0.0%
BiSoho SAS (France),
Sr. Sec’d. Notes, RegS
5.875%	05/01/23	EUR 100	114,159
Levi Strauss & Co.,
Sr. Unsec’d. Notes, RegS
3.375%	03/15/27	EUR 100	106,947

			221,106

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Auto Manufacturers — 0.4%
Aston Martin Capital Ltd. (United Kingdom),
Sr. Unsec’d. Notes^
6.000%	03/31/22	GBP 100	$125,290
Fiat Chrysler Finance Europe (United Kingdom),
Gtd. Notes, GMTN, RegS
4.750%	03/22/21	EUR 100	117,753
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.724%	12/06/17	800	799,990
1.897%	08/12/19	515	510,092
2.021%	05/03/19(a)	1,100	1,094,727
3.000%	06/12/17	400	401,132
3.336%	03/18/21	685	693,042
5.000%	05/15/18	500	516,587
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	100	98,949
5.200%	04/01/45	500	490,107
6.250%	10/02/43	100	110,134
6.750%	04/01/46(a)	450	527,530
General Motors Financial Co., Inc.,
Gtd. Notes
2.400%	05/09/19(a)	495	496,065
3.100%	01/15/19	1,245	1,265,084
3.450%	04/10/22	775	780,929
4.200%	03/01/21(a)	800	835,068
5.250%	03/01/26	305	327,695
Navistar International Corp.,
Gtd. Notes
8.250%	11/01/21	190	189,998

			9,380,172

Auto Parts & Equipment — 0.1%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	10/01/24	19	19,189
Federal-Mogul Holdings LLC,
Sr. Sec’d. Notes, RegS
4.545%(c)	04/15/24	EUR 100	106,158
FTE Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, RegS
9.000%	07/15/20	EUR 100	111,481
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, 144A, PIK
4.125%	09/15/21	238	239,190
4.500%	09/15/23	254	251,143
Sr. Sec’d. Notes, RegS, PIK
2.750%	09/15/21	EUR 125	136,673
3.250%	09/15/23	EUR 100	109,235
3.750%	09/15/26	EUR 100	108,334
LKQ Italia Bondco SpA,
Gtd. Notes, RegS
3.875%	04/01/24	EUR 100	112,433

			1,193,836

Banks — 3.1%
Allied Irish Banks PLC (Ireland),
Jr. Sub. Notes, EMTN, RegS
7.375%(c)	12/29/49	EUR 200	225,896

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Sub. Notes, EMTN, RegS
4.125%(c)	11/26/25	EUR 200	$223,559
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes
2.050%	09/23/19	1,400	1,399,668
Banca Popolare di Milano Scarl (Italy),
Sr. Unsec’d. Notes, EMTN, RegS
2.750%	07/27/20	EUR 100	108,681
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes, RegS
7.000%(c)	12/29/49	EUR 200	213,200
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, EMTN, RegS(i)
2.625%	05/08/17	EUR 300	92,812
4.750%	01/15/18	EUR 400	123,749
Banco Popular Espanol SA (Spain),
Jr. Sub. Notes, EMTN, RegS
11.500%(c)	10/29/49	EUR 100	108,814
Jr. Sub. Notes, RegS
8.250%(c)	04/29/49	EUR 200	195,545
Banco Santander SA (Spain),
Jr. Sub. Notes, RegS
6.250%(c)	03/12/49	EUR 300	316,050
Bank of America Corp.,
Jr. Sub. Notes
5.125%(c)	12/29/49	310	311,163
6.100%(c)	12/29/49	123	130,319
6.250%(c)	09/29/49	820	863,049
6.500%(c)	10/29/49	304	331,739
Sr. Unsec’d. Notes
5.875%	01/05/21	300	334,983
Sr. Unsec’d. Notes, MTN
2.650%	04/01/19(a)	1,275	1,291,357
3.824%(c)	01/20/28(a)	1,100	1,101,845
Sub. Notes
6.110%	01/29/37	150	175,240
Bank of America NA,
Sr. Unsec’d. Notes
1.650%	03/26/18	1,110	1,110,434
Bank of Ireland (Ireland),
Sub. Notes, EMTN, RegS
4.250%(c)	06/11/24	EUR 100	111,641
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.100%	12/12/19	670	672,423
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
2.100%	08/01/18	500	503,278
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.700%	06/11/18	900	901,823
Bankia SA (Spain),
Sub. Notes, MTN, RegS
4.000%(c)	05/22/24	EUR 300	330,574
Sub. Notes, RegS
3.375%(c)	03/15/27	EUR 100	107,567
Barclays PLC (United Kingdom),
Jr. Sub. Notes, RegS
7.250%(c)	03/15/23	GBP 200	252,444

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
BNP Paribas SA (France),
Gtd. Notes, MTN
2.400%	12/12/18	1,000	$1,005,837
CaixaBank SA (Spain),
Sub. Notes, EMTN, RegS
3.500%(c)	02/15/27	EUR 100	109,648
Capital One NA,
Sr. Unsec’d. Notes
1.500%	09/05/17	1,000	999,497
2.350%	01/31/20	1,400	1,400,291
Citigroup, Inc.,
Jr. Sub. Notes
5.875%(c)	12/29/49	700	724,063
5.950%(c)	12/29/49	205	213,713
6.125%(c)	12/29/49	320	337,599
Sr. Unsec’d. Notes
2.050%	06/07/19(a)	1,400	1,398,800
2.450%	01/10/20(a)	280	281,196
2.500%	07/29/19	1,100	1,109,928
Citizens Bank NA,
Sr. Unsec’d. Notes
2.250%	03/02/20	375	374,462
Cooperatieve Rabobank UA (Netherlands),
Bank Gtd. Notes
4.375%	08/04/25	250	256,426
Gtd. Notes, MTN
3.875%	02/08/22	600	631,609
Jr. Sub. Notes, RegS
6.625%(c)	12/29/49	EUR 200	231,688
Sr. Unsec’d. Notes
2.250%	01/14/19	500	503,133
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN
1.750%	01/29/18	900	900,671
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
2.750%	03/26/20	555	555,841
3.450%	04/16/21	685	694,883
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18	500	500,421
2.600%	11/13/18	490	494,567
3.450%	07/27/26	500	479,969
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.700%(c)	12/29/49(a)	347	358,763
Sr. Unsec’d. Notes
2.000%	04/25/19	105	104,806
2.300%	12/13/19(a)	895	895,546
2.350%	11/15/21	370	362,372
2.550%	10/23/19	755	761,860
2.625%	01/31/19	400	404,511
2.875%	02/25/21	875	880,668
3.000%	04/26/22	800	801,959
3.500%	11/16/26	365	356,830
3.625%	01/22/23	200	205,027
3.750%	02/25/26	1,700	1,710,906
3.850%	01/26/27	200	200,975
5.750%	01/24/22	600	674,928

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
6.250%	02/01/41	600	$753,499
Sub. Notes
6.750%	10/01/37	450	555,272
HBOS Capital Funding LP (United Kingdom),
Gtd. Notes, RegS
6.850%	03/29/49	100	101,450
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.400%	03/08/21	1,050	1,073,858
3.600%	05/25/23	500	508,072
3.900%	05/25/26	1,000	1,013,347
4.300%	03/08/26	465	484,710
Sub. Notes
4.375%	11/23/26	200	201,553
5.250%	03/14/44	300	324,272
6.500%	09/15/37	150	184,737
Huntington National Bank (The),
Sr. Unsec’d. Notes
2.375%	03/10/20	520	521,825
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.150%	03/29/22	345	345,804
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes, EMTN, RegS
7.000%(c)	12/29/49	EUR 400	431,748
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.000%(c)	12/29/49	650	657,313
5.300%(c)	12/29/49	574	594,808
Sr. Unsec’d. Notes
1.625%	05/15/18	1,200	1,199,633
2.250%	01/23/20(a)	1,000	1,003,443
2.400%	06/07/21(a)	800	795,877
2.550%	03/01/21(a)	1,100	1,101,462
2.700%	05/18/23	800	784,013
2.950%	10/01/26	800	760,611
3.200%	01/25/23	200	202,037
3.250%	09/23/22	400	407,300
4.260%(c)	02/22/48	600	598,261
4.350%	08/15/21	400	428,085
Sub. Notes
3.375%	05/01/23(a)	500	500,819
3.625%	12/01/27	800	776,138
3.875%	09/10/24	700	709,507
4.950%	06/01/45(a)	300	316,069
Liberbank SA (Spain),
Sub. Notes, RegS
6.875%(c)	03/14/27	EUR 100	109,112
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.998%	02/22/22	195	196,274
Morgan Stanley,
Jr. Sub. Notes
5.450%(c)	07/29/49	779	793,100
Sr. Unsec’d. Notes
2.800%	06/16/20	995	1,007,069
Sr. Unsec’d. Notes, GMTN
2.450%	02/01/19	1,275	1,286,458
4.000%	07/23/25	365	376,369

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
2.200%	12/07/18	275	$276,128
2.625%	11/17/21(a)	800	794,728
3.125%	07/27/26	2,180	2,080,756
5.625%	09/23/19	400	431,917
4.300%	01/27/45	500	494,560
Sub. Notes, MTN
4.100%	05/22/23	1,300	1,342,628
Royal Bank of Canada (Canada),
Covered Bonds
1.200%	09/19/17	1,600	1,599,696
RZB Finance Jersey IV Ltd. (Austria),
Jr. Sub. Notes
1.622%(c)	08/16/17	EUR 100	102,680
Skandinaviska Enskilda Banken AB (Sweden),
Sr. Unsec’d. Notes
2.300%	03/11/20	1,700	1,704,321
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
1.762%	10/19/18	285	283,955
1.966%	01/11/19	805	805,206
Svenska Handelsbanken AB (Sweden),
Gtd. Notes, MTN
2.450%	03/30/21	1,600	1,595,877
UniCredit SpA (Italy),
Sub. Notes, EMTN, RegS
4.375%(c)	01/03/27	EUR 100	109,987
5.750%(c)	10/28/25	EUR 100	114,896
6.950%	10/31/22	EUR 100	125,320
US Bancorp,
Jr. Sub. Notes
5.300%(c)	04/15/66	518	527,713
Wells Fargo & Co.,
Jr. Sub. Notes
5.875%(c)	12/29/49	575	619,817
5.900%(c)	12/29/49	435	454,184
Sr. Unsec’d. Notes, MTN
3.000%	01/22/21	1,500	1,527,030
Sub. Notes, MTN
4.100%	06/03/26	280	285,877
4.650%	11/04/44	175	175,640
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
1.750%	05/24/19	1,400	1,395,580
Sr. Unsec’d. Notes, MTN
2.150%	12/06/19	800	802,694
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
1.600%	08/19/19	1,200	1,187,191
2.150%	03/06/20	1,100	1,100,655

			73,504,187

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
2.650%	02/01/21	770	775,790
3.300%	02/01/23	900	916,030

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Beverages (cont’d.)
Molson Coors Brewing Co.,
Gtd. Notes
1.450%	07/15/19		110	$108,577
Gtd. Notes, 144A
2.250%	03/15/20		350	350,184
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.750%	03/01/23		600	601,909
4.000%	03/05/42		100	99,431

				2,851,921

Biotechnology — 0.2%
Baxalta, Inc.,
Gtd. Notes
2.875%	06/23/20(a)		470	476,604
Biogen, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/20		180	183,215
6.875%	03/01/18		696	728,634
Celgene Corp.,
Sr. Unsec’d. Notes
2.300%	08/15/18		1,400	1,410,353
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.050%	04/01/19		800	803,427
2.550%	09/01/20(a)		890	899,584

				4,501,817

Building Materials — 0.2%
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, RegS
4.625%	06/15/24	EUR	100	112,812
CPG Merger Sub LLC,
Gtd. Notes, 144A
8.000%	10/01/21		1,104	1,156,439
Masonite International Corp.,
Gtd. Notes, 144A
5.625%	03/15/23		294	300,024
Norbord, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.250%	04/15/23		240	252,000
PCF GMBH (Germany),
Sr. Sec’d. Notes, RegS, MTN
7.875%	08/01/19	EUR	100	111,046
Ply Gem Industries, Inc.,
Gtd. Notes
6.500%	02/01/22		721	754,743
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	02/15/21		54	56,160
5.375%	11/15/24		70	70,918
6.000%	10/15/25		465	480,113
Titan Global Finance PLC (Greece),
Gtd. Notes, RegS
3.500%	06/17/21	EUR	100	110,948
USG Corp.,
Gtd. Notes, 144A
5.500%	03/01/25		100	104,000

				3,509,203

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals — 0.5%
Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom),
Gtd. Notes, 144A
6.250%	02/01/25	800	$809,999
Axalta Coating Systems Dutch Holding B BV,
Gtd. Notes, RegS
3.750%	01/15/25	EUR 100	111,950
Axalta Coating Systems LLC,
Gtd. Notes, 144A
4.875%	08/15/24	316	323,899
Blue Cube Spinco, Inc.,
Gtd. Notes
9.750%	10/15/23	100	119,749
10.000%	10/15/25	45	54,338
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	230	194,925
5.150%	03/15/34	110	102,849
7.125%	05/01/20	170	185,077
Chemours Co. (The),
Gtd. Notes
6.625%	05/15/23	252	267,119
7.000%	05/15/25	146	157,169
Hexion, Inc.,
Sr. Sec’d. Notes, 144A
10.375%	02/01/22	242	241,395
Huntsman International LLC,
Gtd. Notes
4.875%	11/15/20	255	265,838
5.125%	11/15/22	31	32,395
INEOS Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
4.000%	05/01/23	EUR 100	109,730
Inovyn Finance PLC (Switzerland),
Sr. Sec’d. Notes, RegS
6.250%	05/15/21	EUR 100	112,440
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.000%	04/15/19	600	631,931
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
3.880%	10/24/21(a)	1,327	1,305,436
Monsanto Co.,
Sr. Unsec’d. Notes
2.125%	07/15/19	420	420,255
2.750%	07/15/21	200	200,262
3.950%	04/15/45	150	136,776
4.400%	07/15/44	205	199,246
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	05/01/25	92	93,610
5.250%	08/01/23	85	86,913
Platform Specialty Products Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	02/01/22(a)	1,848	1,917,300
10.375%	05/01/21	72	80,100
PQ Corp.,
Sr. Sec’d. Notes, 144A
6.750%	11/15/22	414	440,910

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
PSPC Escrow Corp.,
Sr. Unsec’d. Notes, RegS
6.000%	02/01/23	EUR 100	$109,634
RPM International, Inc.,
Sr. Unsec’d. Notes
6.125%	10/15/19	300	327,282
Solvay Finance SA (Belgium),
Gtd. Notes, RegS
5.118%(c)	12/29/49	EUR 100	116,542
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Sr. Unsec’d. Notes, RegS
6.375%	05/01/22	EUR 100	113,723
Tronox Finance LLC,
Gtd. Notes
6.375%	08/15/20	257	257,964
Gtd. Notes, 144A
7.500%	03/15/22	78	80,730
Unifrax I LLC/Unifrax Holding Co.,
Gtd. Notes, 144A
7.500%	02/15/19	295	292,788
Versum Materials, Inc.,
Gtd. Notes, 144A
5.500%	09/30/24	158	163,333
W.R. Grace & Co.,
Gtd. Notes, 144A
5.125%	10/01/21(a)	413	433,134

			10,496,741

Coal — 0.2%
CONSOL Energy, Inc.,
Gtd. Notes
5.875%	04/15/22	3,238	3,201,573
Peabody Securities Finance Corp.,
Sr. Sec’d. Notes, 144A
6.000%	03/31/22	148	147,168
6.375%	03/31/25	156	155,220
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.,
Gtd. Notes
7.375%	02/01/20	216	218,160

			3,722,121

Commercial Services — 0.7%
ADT Corp. (The),
Sr. Sec’d. Notes
3.500%	07/15/22	580	555,349
4.125%	06/15/23	120	114,599
Sr. Sec’d. Notes, 144A
4.875%	07/15/32	404	321,180
APX Group, Inc.,
Gtd. Notes
8.750%	12/01/20	442	457,469
Sr. Sec’d. Notes
6.375%	12/01/19	237	243,814
7.875%	12/01/22	168	181,439
Sr. Sec’d. Notes, 144A
7.875%	12/01/22	235	253,799
Ashtead Capital, Inc. (United Kingdom),
Sec’d. Notes, 144A
5.625%	10/01/24(a)	340	357,849

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
5.500%	04/01/23(a)	62	$59,908
Gtd. Notes, 144A
5.125%	06/01/22(a)	925	893,226
5.250%	03/15/25(a)	593	548,525
Avis Budget Finance PLC,
Gtd. Notes, RegS
4.125%	11/15/24	EUR 100	103,800
4.500%	05/15/25	EUR 100	103,896
Brand Energy & Infrastructure Services, Inc.,
Gtd. Notes, 144A
8.500%	12/01/21	466	490,465
Cardtronics, Inc./Cardtronics USA,
Gtd. Notes, 144A
5.500%	05/01/25	100	101,125
Ceridian HCM Holding, Inc.,
Sr. Unsec’d. Notes, 144A
11.000%	03/15/21	399	420,426
Gartner, Inc.,
Gtd. Notes, 144A
5.125%	04/01/25	213	216,994
Herc Rentals, Inc.,
Sec’d. Notes, 144A
7.500%	06/01/22	117	124,313
7.750%	06/01/24	242	258,335
Hertz Corp. (The),
Gtd. Notes
5.875%	10/15/20(a)	85	81,813
6.250%	10/15/22(a)	36	34,200
7.375%	01/15/21	59	58,631
Gtd. Notes, 144A
5.500%	10/15/24(a)	348	302,325
Hertz Holdings Netherlands BV,
Gtd. Notes, RegS
4.125%	10/15/21	EUR 100	106,414
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
Gtd. Notes, 144A
6.375%	08/01/23	1,738	1,811,865
Loxam SAS (France),
Sec’d. Notes, RegS
3.500%	05/03/23	EUR 100	106,680
Nielsen Co. Luxembourg SARL (The),
Gtd. Notes, 144A
5.000%	02/01/25	213	212,201
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23	2,068	2,267,045
Ritchie Bros Auctioneers, Inc. (Canada),
Gtd. Notes, 144A
5.375%	01/15/25	226	231,085
S&P Global, Inc.,
Gtd. Notes, 144A
2.950%	01/22/27	1,315	1,240,587
Sotheby’s,
Gtd. Notes, 144A
5.250%	10/01/22	55	55,688

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
Team Health Holdings, Inc.,
Gtd. Notes, 144A
6.375%	02/01/25(a)	886	$868,280
Total System Services, Inc.,
Sr. Unsec’d. Notes
3.800%	04/01/21	245	253,460
United Rentals North America, Inc.,
Gtd. Notes
5.500%	07/15/25	380	391,400
5.750%	11/15/24(a)	98	102,165
6.125%	06/15/23	117	122,265
7.625%	04/15/22	11	11,454
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes
4.000%	06/15/25	900	914,762
Verisure Holding AB (Sweden),
Sr. Sec’d. Notes, RegS
6.000%	11/01/22	EUR 113	129,587
WEX, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	02/01/23	81	79,680

			15,188,098

Commercial Services & Supplies — 0.0%
Service Corp. International,
Sr. Unsec’d. Notes
5.375%	05/15/24	340	353,719

Computer Hardware — 0.1%
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
2.750%	01/14/19	1,200	1,214,254

Computers — 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes
2.850%	05/06/21(a)	1,400	1,433,242
3.000%	02/09/24	235	237,019
3.850%	08/04/46	375	357,725
4.250%	02/09/47	145	147,326
4.650%	02/23/46	365	391,646
Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
Gtd. Notes, 144A
7.125%	06/15/24(a)	796	879,961
Sr. Sec’d. Notes, 144A
3.480%	06/01/19	200	204,942
4.420%	06/15/21	175	183,005
6.020%	06/15/26	565	615,952
8.350%	07/15/46	180	232,469
Everett Spinco, Inc.,
Sr. Unsec’d. Notes, 144A
2.875%	03/27/20	45	45,377
4.250%	04/15/24	100	101,683
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
2.850%	10/05/18	1,000	1,012,049
4.900%	10/15/25(a)	1,100	1,142,607
6.350%	10/15/45	150	154,464

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Computers (cont’d.)
Riverbed Technology, Inc.,
Gtd. Notes, 144A
8.875%	03/01/23	263	$268,918
Western Digital Corp.,
Gtd. Notes
10.500%	04/01/24	312	367,770
Sr. Sec’d. Notes, 144A
7.375%	04/01/23	276	302,565

			8,078,720

Consumer Finance — 0.0%
United Rentals North America, Inc.,
Gtd. Notes
5.875%	09/15/26	175	182,438

Cosmetics/Personal Care — 0.0%
Avon International Operations, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	08/15/22	140	147,699

Distribution/Wholesale — 0.1%
American Tire Distributors, Inc.,
Sr. Sub. Notes, 144A
10.250%	03/01/22(a)	425	432,438
Beacon Roofing Supply, Inc.,
Gtd. Notes
6.375%	10/01/23	113	120,345
HD Supply, Inc.,
Gtd. Notes, 144A
5.750%	04/15/24	758	797,264
Sr. Sec’d. Notes, 144A
5.250%	12/15/21(a)	528	555,060
Rexel SA (France),
Sr. Unsec’d. Notes, RegS
3.500%	06/15/23	EUR 157	173,769

			2,078,876

Diversified Financial Services — 1.2%
Aircastle Ltd.,
Sr. Unsec’d. Notes
5.500%	02/15/22	356	381,809
6.250%	12/01/19	30	32,325
7.625%	04/15/20	22	24,668
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22(a)	468	471,509
Gtd. Notes, MTN, 144A
5.875%	11/01/21	471	487,485
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31	2,609	3,098,188
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.200%	03/03/20(a)	1,400	1,402,120
2.250%	05/05/21	1,100	1,090,157
Blackstone CQP Holdco LP,
Sr. Sec’d. Notes, 144A
6.500%	03/20/21	1,649	1,654,936
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
3.200%	03/02/27(a)	800	795,635

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/01/23	623	$649,478
Sr. Unsec’d. Notes, MTN
6.000%	04/01/36	450	427,499
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	03/15/25	800	800,311
DFC Finance Corp.,
Sr. Sec’d. Notes, 144A, PIK
12.000%	06/16/20	444	297,635
FBM Finance, Inc.,
Sr. Sec’d. Notes, 144A
8.250%	08/15/21	155	164,300
Garfunkelux Holdco 3 SA (Luxembourg),
Sr. Sec’d. Notes, RegS
8.500%	11/01/22	GBP 100	132,857
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.875%	03/15/19	905	914,050
Sr. Unsec’d. Notes, 144A
6.250%	02/01/22	144	146,160
6.750%	02/01/24	429	442,406
Infinity Acquisition LLC/Infinity Acquisition Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.250%	08/01/22	60	54,900
Intercontinental Exchange, Inc.,
Gtd. Notes
2.500%	10/15/18	500	505,794
3.750%	12/01/25	290	299,164
Jefferies Finance LLC/JFIN Co.-Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/22	447	426,885
7.375%	04/01/20	410	414,100
Jefferies Group LLC,
Sr. Unsec’d. Notes
4.850%	01/15/27	800	816,628
Jerrold Finco PLC (United Kingdom),
Sr. Sec’d. Notes, RegS, MTN
6.250%	09/15/21	GBP 100	129,900
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	03/15/22	538	542,035
Legg Mason, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/19	985	994,607
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, EMTN(i)
2.450%	02/05/14(d)	EUR 900	78,730
4.750%	01/16/14(d)	EUR 415	35,971
5.375%	10/17/12(d)	EUR 50	4,334
LPL Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/15/25	68	68,680
Mastercard, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	920	915,787
3.375%	04/01/24	1,400	1,447,704

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Mercury Bondco PLC (Italy),
Sr. Sec’d. Notes, RegS, PIK
7.125%	05/30/21	EUR 275	$294,471
8.250%	05/30/21	EUR 100	109,774
Nasdaq, Inc.,
Sr. Unsec’d. Notes
3.850%	06/30/26	532	529,142
Navient Corp.,
Sr. Unsec’d. Notes
5.875%	10/25/24(a)	165	153,914
6.500%	06/15/22	87	87,761
6.625%	07/26/21	361	373,635
7.250%	09/25/23	228	229,140
Sr. Unsec’d. Notes, MTN
5.500%	01/25/23	173	165,215
5.625%	08/01/33	271	210,703
6.125%	03/25/24(a)	145	138,113
Navient Solutions, Inc.,
Sr. Unsec’d. Notes
3.547%(s)	10/03/22	910	787,638
OneMain Financial Holdings LLC,
Gtd. Notes, 144A
6.750%	12/15/19(a)	291	304,095
7.250%	12/15/21	68	71,230
Synchrony Financial,
Sr. Unsec’d. Notes
3.000%	08/15/19	800	812,479
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes
2.950%	04/01/22	1,100	1,113,577
Visa, Inc.,
Sr. Unsec’d. Notes
2.200%	12/14/20	740	742,170
2.800%	12/14/22	670	675,826
3.150%	12/14/25	1,160	1,164,010
4.300%	12/14/45	840	881,529

			28,993,169

Diversified Machinery — 0.0%
Gardner Denver, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	08/15/21(a)	180	185,850
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.050%	10/01/18	500	501,579
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.625%	08/15/24	200	201,750
5.875%	08/15/26	188	189,645

			1,078,824

Electric — 0.6%
AES Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23(a)	212	210,939
Alabama Power Co.,
Sr. Unsec’d. Notes
3.750%	03/01/45	135	126,595

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
2.000%	11/15/18	440	$441,379
6.125%	04/01/36	200	249,686
6.500%	09/15/37	250	325,219
Calpine Corp.,
Sr. Unsec’d. Notes
5.375%	01/15/23(a)	199	200,751
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.200%	03/15/42	200	202,892
ContourGlobal Power Holdings SA,
Sr. Sec’d. Notes, RegS
5.125%	06/15/21	EUR 100	112,094
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
4.050%	09/15/42	400	375,382
4.450%	03/15/21	500	533,111
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/46	95	85,288
5.050%	09/15/19	500	534,557
Duke Energy Florida LLC,
First Mortgage
3.850%	11/15/42	400	389,577
Dynegy, Inc.,
Gtd. Notes
6.750%	11/01/19	640	657,600
7.375%	11/01/22(a)	450	445,500
7.625%	11/01/24(a)	155	148,025
Gtd. Notes, 144A
8.000%	01/15/25	31	29,683
Enel SpA (Italy),
Jr. Sub. Notes, RegS
5.000%(c)	01/15/75	EUR 200	228,019
7.750%(c)	09/10/75	GBP 100	139,072
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.750%	10/01/41	300	291,744
Mississippi Power Co.,
Sr. Unsec’d. Notes
4.250%	03/15/42	300	256,914
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.649%	09/01/18	340	338,991
2.700%	09/15/19	700	709,778
NRG Energy, Inc.,
Gtd. Notes
6.250%	05/01/24	60	59,813
6.625%	03/15/23	50	51,156
7.250%	05/15/26	132	135,960
7.875%	05/15/21	112	115,080
Gtd. Notes, 144A
6.625%	01/15/27	716	714,210
NRG Yield Operating LLC,
Gtd. Notes
5.375%	08/15/24(a)	145	147,175

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
7.000%	05/01/32	100	$136,617
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.250%	09/15/21	400	409,304
3.250%	06/15/23	500	509,041
3.750%	08/15/42	100	95,656
PECO Energy Co.,
First Mortgage
2.375%	09/15/22	1,000	985,947
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22	100	101,066
4.400%	01/15/21	500	530,152
PSEG Power LLC,
Gtd. Notes
2.450%	11/15/18	60	60,370
4.150%	09/15/21	250	262,264
SCANA Corp.,
Sr. Unsec’d. Notes
4.125%	02/01/22	50	50,674
Sr. Unsec’d. Notes, MTN
4.750%	05/15/21	100	104,446
Sierra Pacific Power Co.,
General Ref. Mortgage
2.600%	05/01/26	1,000	958,335
South Carolina Electric & Gas Co.,
First Mortgage
4.100%	06/15/46(a)	300	289,692
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	100	100,923
Tampa Electric Co.,
Sr. Unsec’d. Notes
2.600%	09/15/22	500	491,368
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.200%	05/15/45	320	325,908
Viridian Group FundCo II Ltd. (United Kingdom),
Sr. Sec’d. Notes, RegS
7.500%	03/01/20	EUR 120	134,502

			13,802,455

Electrical Components & Equipment — 0.0%
Belden, Inc.,
Gtd. Notes, RegS, MTN
5.500%	04/15/23	EUR 149	166,825
GrafTech International Ltd.,
Gtd. Notes
6.375%	11/15/20	266	223,440

			390,265

Electronics — 0.2%
Amphenol Corp.,
Sr. Unsec’d. Notes
1.550%	09/15/17	575	575,018
2.550%	01/30/19	700	708,985

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electronics (cont’d.)
Fortive Corp.,
Sr. Unsec’d. Notes, 144A
1.800%	06/15/19	250	$248,445
Tech Data Corp.,
Sr. Unsec’d. Notes
4.950%	02/15/27	380	383,593
Trionista Holdco GmbH (Germany),
Sr. Sec’d. Notes, RegS
5.000%	04/30/20	EUR 410	444,536
Trionista Topco GmbH (Luxembourg),
Sec’d. Notes, RegS
6.875%	04/30/21	EUR 100	110,836
Tyco Electronics Group SA (Switzerland),
Gtd. Notes
2.350%	08/01/19	555	558,169
2.375%	12/17/18	250	252,225
6.550%	10/01/17	200	204,862

			3,486,669

Energy-Alternate Sources — 0.0%
Pattern Energy Group, Inc.,
Gtd. Notes, 144A
5.875%	02/01/24	167	169,088

Energy–Alternate Sources — 0.0%
TerraForm Power Operating LLC,
Gtd. Notes, 144A
6.375%	02/01/23	233	242,029

Engineering & Construction — 0.0%
Engility Corp.,
Gtd. Notes, 144A
8.875%	09/01/24	262	277,393
MMC Energy, Inc., Escrow Shares,
Gtd. Notes^
2.511%	10/15/20(d)	566	—
New Enterprise Stone & Lime Co., Inc.,
Sr. Unsec’d. Notes, 144A
10.125%	04/01/22	195	206,213
SPIE SA (France),
Gtd. Notes, RegS
3.125%	03/22/24	EUR 100	107,848

			591,454

Entertainment — 0.2%
AMC Entertainment Holdings, Inc.,
Gtd. Notes, RegS
6.375%	11/15/24	GBP 100	132,807
Codere Finance 2 Luxembourg SA (Luxembourg),
Sr. Sec’d. Notes, RegS
6.750%	11/01/21	EUR 100	107,101
Eagle II Acquisition Co. LLC,
Sr. Unsec’d. Notes, 144A
6.000%	04/01/25	105	108,150
Gateway Casinos & Entertainment Ltd. (Canada),
Sec’d. Notes, 144A
8.250%	03/01/24	87	88,088
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	02/15/22	200	213,500

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Entertainment (cont’d.)
Jacobs Entertainment, Inc.,
Sec’d. Notes, 144A
7.875%	02/01/24	104	$106,990
Lions Gate Entertainment Corp.,
Gtd. Notes, 144A
5.875%	11/01/24	112	116,200
PortAventura Entertainment Barcelona BV (Spain),
Sr. Sec’d. Notes, RegS
7.250%	12/01/20	EUR 100	110,622
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22	978	1,042,793
Sr. Sec’d. Notes, 144A
7.000%	01/01/22	1,270	1,355,725
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24	269	266,310
5.250%	01/15/21	127	130,581
5.500%	04/15/27	178	177,555
Vue International Bidco PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
7.875%	07/15/20	GBP 108	140,085
WMG Acquisition Corp.,
Sr. Sec’d. Notes, RegS
4.125%	11/01/24	EUR 100	110,617

			4,207,124

Environmental Control — 0.1%
Advanced Disposal Services, Inc.,
Gtd. Notes, 144A
5.625%	11/15/24	295	297,949
Befesa Zinc SAU Via Zinc Capital SA (Luxembourg),
Sr. Sec’d. Notes, RegS, MTN
8.875%	05/15/18	EUR 100	107,726
Bilbao Luxembourg SA (Luxembourg),
Sr. Sec’d. Notes, RegS, MTN, PIK
10.500%	12/01/18	EUR 107	117,373
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	07/01/25(a)	261	261,489
Paprec Holding SA (France),
Sr. Sec’d. Notes, RegS
5.250%	04/01/22	EUR 100	111,245
Tervita Escrow Corp. (Canada),
Sec’d. Notes, 144A
7.625%	12/01/21	485	500,763

			1,396,545

Food Service — 0.0%
Aramark Services, Inc.,
Gtd. Notes
4.750%	06/01/26	188	189,175

Foods — 0.3%
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
Sr. Unsec’d. Notes, 144A
5.750%	03/15/25	350	339,499
6.625%	06/15/24	202	206,545

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Foods (cont’d.)
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25	174	$175,523
Casino Guichard Perrachon SA (France),
Sr. Unsec’d. Notes, EMTN, RegS
3.248%	03/07/24	EUR 200	231,207
4.561%	01/25/23	EUR 200	235,895
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25	385	394,144
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
3.200%	01/25/23	627	629,653
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A
5.750%	06/15/25	505	510,050
5.875%	07/15/24	184	189,520
7.250%	06/01/21	50	51,375
JM Smucker Co. (The),
Gtd. Notes
2.500%	03/15/20	325	328,271
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46	445	417,589
5.200%	07/15/45	800	835,002
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26	100	95,750
5.500%	03/01/25	59	59,295
7.750%	03/15/24	193	212,823
8.000%	07/15/25	208	233,480
Sysco Corp.,
Gtd. Notes
1.900%	04/01/19	365	365,421
2.600%	10/01/20	710	715,923
3.300%	07/15/26(a)	300	293,766
3.750%	10/01/25	945	964,381
4.500%	04/01/46	30	29,983
Tyson Foods, Inc.,
Gtd. Notes
2.650%	08/15/19	385	389,237
WhiteWave Foods Co. (The),
Gtd. Notes
5.375%	10/01/22	200	217,250

			8,121,582

Forest Products & Paper — 0.0%
Mercer International, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.500%	02/01/24	137	137,343

Gas — 0.1%
NGL Energy Partners LP/NGL Energy Finance Corp.,
Gtd. Notes
5.125%	07/15/19	115	115,288
6.875%	10/15/21	268	272,690
Gtd. Notes, 144A
7.500%	11/01/23	250	258,125

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Gas (cont’d.)
Southern California Gas Co.,
First Mortgage
3.750%	09/15/42	650	$631,827
Southern Star Central Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	07/15/22	145	145,363

			1,423,293

Healthcare-Products — 0.6%
Abbott Laboratories,
Sr. Unsec’d. Notes
2.000%	09/15/18	385	385,438
2.350%	11/22/19	940	943,896
2.550%	03/15/22	1,025	1,008,833
3.400%	11/30/23	1,100	1,111,367
3.750%	11/30/26	900	898,868
4.900%	11/30/46	300	310,761
Alere, Inc.,
Gtd. Notes, 144A
6.375%	07/01/23(a)	232	235,769
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.600%	08/15/26(a)	1,020	955,756
Becton Dickinson and Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19	188	190,678
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	10/01/18	500	504,934
2.850%	05/15/20	145	147,012
3.850%	05/15/25(a)	900	913,758
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes, 144A
8.125%	06/15/21	1,055	920,488
Hologic, Inc.,
Gtd. Notes, 144A
5.250%	07/15/22	431	452,011
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
4.875%	04/15/20	214	214,268
5.750%	08/01/22(a)	125	123,188
Medtronic, Inc.,
Gtd. Notes
2.500%	03/15/20(a)	465	471,702
3.150%	03/15/22	585	602,080
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA,
Sr. Unsec’d. Notes, 144A
6.625%	05/15/22	979	910,470
Sterigenics-Nordion Holdings LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/23	106	108,385
Stryker Corp.,
Sr. Unsec’d. Notes
2.000%	03/08/19	235	235,627
3.375%	05/15/24	1,000	1,013,791
4.375%	05/15/44	300	293,850
Teleflex, Inc.,
Gtd. Notes
4.875%	06/01/26	56	56,280

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Products (cont’d.)
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.150%	12/14/18	255	$255,898
3.000%	04/15/23	305	302,235
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
2.000%	04/01/18	370	370,603
2.700%	04/01/20	905	911,400

			14,849,346

Healthcare-Services — 0.9%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.125%	07/01/22	77	77,769
5.625%	02/15/23	361	373,859
6.500%	03/01/24	82	86,305
Air Medical Group Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/15/23	232	224,459
Catholic Health Initiatives,
Sec’d. Notes
4.350%	11/01/42	200	170,514
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/22	359	368,873
4.750%	01/15/25	525	527,956
5.625%	02/15/21	470	491,901
6.125%	02/15/24	49	52,614
CHS/Community Health Systems, Inc.,
Gtd. Notes
8.000%	11/15/19(a)	656	643,699
Sr. Sec’d. Notes
5.125%	08/01/21	170	168,088
6.250%	03/31/23	644	655,269
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25	513	514,283
5.125%	07/15/24	118	119,180
Envision Healthcare Corp.,
Gtd. Notes
5.625%	07/15/22	980	1,004,499
Gtd. Notes, 144A
5.125%	07/01/22	205	208,651
6.250%	12/01/24	147	154,350
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A
5.875%	01/31/22	35	37,888
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	1,387	1,445,948
5.875%	05/01/23	280	302,400
5.875%	02/15/26	412	434,660
Sr. Sec’d. Notes
4.500%	02/15/27	507	507,000
5.000%	03/15/24	1,530	1,604,588
5.250%	04/15/25	327	347,438
5.250%	06/15/26	914	961,985
5.875%	03/15/22	987	1,085,700

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
HealthSouth Corp.,
Gtd. Notes
5.750%	11/01/24	194	$195,455
5.750%	09/15/25	26	25,968
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19(a)	605	611,634
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19	292	279,590
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.600%	02/01/25	250	247,213
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
5.500%	04/15/25(a)	501	460,920
5.625%	10/15/23	75	71,438
MEDNAX, Inc.,
Gtd. Notes, 144A
5.250%	12/01/23	364	371,280
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24	870	935,359
RegionalCare Hospital Partners Holdings, Inc.,
Sr. Sec’d. Notes, 144A
8.250%	05/01/23	413	440,671
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
8.875%	04/15/21	102	107,865
Synlab Bondco PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
6.250%	07/01/22	EUR 125	143,612
Synlab Unsecured Bondco PLC (United Kingdom),
Gtd. Notes, RegS
8.250%	07/01/23	EUR 100	117,348
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
7.500%	01/01/22	186	200,880
Sr. Sec’d. Notes
4.375%	10/01/21	150	150,000
4.631%(c)	06/15/20	316	317,580
6.000%	10/01/20(a)	354	374,355
Sr. Unsec’d. Notes
6.750%	06/15/23(a)	1,410	1,385,325
8.125%	04/01/22(a)	629	656,519
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/20	150	153,015
3.100%	03/15/26	275	272,932
4.200%	01/15/47	390	396,022
4.750%	07/15/45	800	876,708
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25	104	106,423
5.750%	11/15/20	178	183,162

			21,651,150

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Home Builders — 0.1%
CalAtlantic Group, Inc.,
Gtd. Notes
5.250%	06/01/26	58	$57,783
5.375%	10/01/22	5	5,225
5.875%	11/15/24	44	46,200
8.375%	01/15/21	117	135,720
Lennar Corp.,
Gtd. Notes
4.125%	01/15/22	143	144,028
4.500%	06/15/19	48	49,320
4.750%	04/01/21	34	35,445
4.750%	11/15/22	147	151,410
4.875%	12/15/23	169	172,803
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	12/15/23	126	130,725
PulteGroup, Inc.,
Gtd. Notes
5.500%	03/01/26	155	160,425
6.000%	02/15/35	163	159,740
6.375%	05/15/33	340	348,500
TRI Pointe Group, Inc.,
Gtd. Notes
4.875%	07/01/21	80	82,400
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.,
Gtd. Notes
4.375%	06/15/19	245	250,513
5.875%	06/15/24	120	123,600
William Lyon Homes, Inc.,
Gtd. Notes, 144A
5.875%	01/31/25	74	74,555

			2,128,392

Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26	601	592,586

Household Products/Wares — 0.0%
Prestige Brands, Inc.,
Gtd. Notes, 144A
6.375%	03/01/24	126	132,300

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
2.600%	03/29/19(a)	43	43,532
3.850%	04/01/23	415	428,933

			472,465

Insurance — 0.5%
Aflac, Inc.,
Sr. Unsec’d. Notes
3.250%	03/17/25	900	902,296
4.000%	10/15/46	75	70,919
Alliant Holdings Intermediate LLC,
Sr. Unsec’d. Notes, 144A
8.250%	08/01/23	762	799,620
Allstate Corp. (The),
Sr. Unsec’d. Notes
4.200%	12/15/46	55	55,617

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
American Financial Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/26	400	$388,307
American International Group, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/21(a)	215	218,960
Aon PLC,
Gtd. Notes
2.800%	03/15/21	1,160	1,164,497
Assicurazioni Generali SpA (Italy),
Sub. Notes, EMTN, RegS
5.500%(c)	10/27/47	EUR 100	113,203
7.750%(c)	12/12/42	EUR 100	128,816
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.000%	02/11/23(a)	600	610,891
3.125%	03/15/26	705	704,325
4.500%	02/11/43(a)	500	535,727
BNP Paribas Cardif SA (France),
Sub. Notes, RegS
4.032%(c)	11/29/49	EUR 100	106,753
Chubb Corp. (The),
Gtd. Notes
5.750%	05/15/18	700	732,421
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24	655	668,792
Fidelity National Financial, Inc.,
Sr. Unsec’d. Notes
5.500%	09/01/22	475	501,619
Groupama SA (France),
Sub. Notes
6.000%	01/23/27	EUR 100	112,548
HUB International Ltd.,
Sec’d. Notes, 144A
9.250%	02/15/21	437	450,897
Sr. Unsec’d. Notes, 144A
7.875%	10/01/21(a)	792	825,660
Markel Corp.,
Sr. Unsec’d. Notes
5.350%	06/01/21	100	109,513
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.350%	09/10/19	620	624,367
3.300%	03/14/23	140	142,603
4.350%	01/30/47	45	45,574
Sr. Unsec’d. Notes, MTN
2.550%	10/15/18	300	303,519
MetLife, Inc.,
Sr. Unsec’d. Notes
3.048%	12/15/22	900	910,485
MGIC Investment Corp.,
Sr. Unsec’d. Notes
5.750%	08/15/23	111	117,105
Old Mutual PLC (United Kingdom),
Sub. Notes, EMTN, RegS
8.000%	06/03/21	GBP 100	145,619

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Protective Life Corp.,
Sr. Unsec’d. Notes
8.450%	10/15/39	48	$67,530
Radian Group, Inc.,
Sr. Unsec’d. Notes
7.000%	03/15/21	63	69,694
XLIT Ltd. (Bermuda),
Gtd. Notes
5.750%	10/01/21	300	333,196

			11,961,073

Internet — 0.5%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
2.500%	11/28/19	940	944,446
3.600%	11/28/24	1,300	1,309,321
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.750%	06/09/19	200	201,675
3.250%	08/06/18	300	304,388
eBay, Inc.,
Sr. Unsec’d. Notes
2.200%	08/01/19	800	802,662
2.500%	03/09/18	800	806,082
Expedia, Inc.,
Gtd. Notes
5.000%	02/15/26	1,100	1,175,620
Netflix, Inc.,
Gtd. Notes, 144A
4.375%	11/15/26(a)	566	556,095
Sr. Unsec’d. Notes
5.500%	02/15/22	222	235,875
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	06/01/26	1,500	1,490,186
Symantec Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25	192	196,882
TIBCO Software, Inc.,
Sr. Unsec’d. Notes, 144A
11.375%	12/01/21	1,027	1,137,403
United Group BV (Netherlands),
Sr. Sec’d. Notes, RegS
7.875%	11/15/20	EUR 100	111,001
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.000%	04/01/23	1,054	1,113,288
6.375%	05/15/25	618	667,051
Gtd. Notes, 144A
5.750%	01/15/27	298	314,330

			11,366,305

Iron/Steel — 0.2%
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
7.500%	03/01/41	648	725,242
Cliffs Natural Resources, Inc.,
Sr. Sec’d. Notes, 144A
8.250%	03/31/20(a)	230	248,113

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Iron/Steel (cont’d.)
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.,
Gtd. Notes, 144A
6.375%	05/01/22	875	$897,418
Steel Dynamics, Inc.,
Gtd. Notes
5.125%	10/01/21	205	211,406
5.250%	04/15/23	285	295,688
5.500%	10/01/24	411	429,495
6.375%	08/15/22(a)	309	321,746
Gtd. Notes, 144A
5.000%	12/15/26	10	10,125
thyssenkrupp AG (Germany),
Sr. Unsec’d. Notes, RegS
1.375%	03/03/22	EUR 75	78,696
United States Steel Corp.,
Sr. Sec’d. Notes, 144A
8.375%	07/01/21	420	466,200
Vale Overseas Ltd. (Brazil),
Gtd. Notes
4.375%	01/11/22	99	100,643

			3,784,772

Leisure Time — 0.0%
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	11/15/23	135	138,038
5.375%	04/15/23	269	275,053
Silversea Cruise Finance Ltd. (Bahamas),
Sr. Sec’d. Notes, 144A
7.250%	02/01/25	115	120,750
Thomas Cook Group PLC (United Kingdom),
Sr. Unsec’d. Notes, RegS
6.250%	06/15/22	EUR 100	114,423

			648,264

Lodging — 0.2%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort
Properties,
Sr. Sec’d. Notes
8.000%	10/01/20(a)	1,225	1,277,063
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
4.250%	09/01/24	93	91,838
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	169	163,930
5.250%	03/31/20	43	45,258
6.625%	12/15/21	560	619,500
6.750%	10/01/20(a)	279	306,900
7.750%	03/15/22	110	126,913
NH Hotel Group SA (Spain),
Sr. Sec’d. Notes, RegS
3.750%	10/01/23	EUR 129	143,136
Station Casinos LLC,
Gtd. Notes
7.500%	03/01/21	1,039	1,080,560

			3,855,098

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Machinery-Construction & Mining — 0.1%
BlueLine Rental Finance Corp./BlueLine Rental LLC,
Sec’d. Notes, 144A
9.250%	03/15/24	1,269	$1,299,139
NEW Areva Holding SA (France),
Gtd. Notes, EMTN
4.875%	09/23/24	EUR 100	108,547
Terex Corp.,
Gtd. Notes, 144A
5.625%	02/01/25(a)	487	494,305
Vertiv Group Corp.,
Sr. Unsec’d. Notes, 144A
9.250%	10/15/24	500	535,000

			2,436,991

Media — 1.9%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.500%	05/15/26	1,319	1,401,438
Sr. Sec’d. Notes, RegS, MTN
5.250%	02/15/23	EUR 100	113,636
Altice SA (Luxembourg),
Gtd. Notes, 144A
7.625%	02/15/25	242	255,764
7.750%	05/15/22	730	774,713
Gtd. Notes, RegS
6.250%	02/15/25	EUR 100	113,615
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.375%	07/15/23	980	1,010,625
5.500%	05/15/26	364	374,009
AMC Networks, Inc.,
Gtd. Notes
4.750%	12/15/22	188	188,939
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
7.750%	04/15/18	258	268,965
8.000%	04/15/20	521	577,008
CBS Corp.,
Gtd. Notes
2.900%	01/15/27	1,620	1,506,389
CBS Radio, Inc.,
Gtd. Notes, 144A
7.250%	11/01/24(a)	292	306,599
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.250%	09/30/22	11	11,413
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23	344	354,319
5.125%	05/01/27(a)	2,256	2,267,279
5.500%	05/01/26	724	749,339
5.750%	02/15/26	189	198,449
5.875%	05/01/27	595	624,749
Cengage Learning Acquistions, Inc., Escrow,
Sr. Sec’d. Notes^
2.503%	12/31/14(d)	69	—
2.525%	04/15/20	356	—
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Sec’d. Notes, 144A
7.750%	07/15/25	756	835,853

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21	1,559	$1,581,088
6.375%	09/15/20	291	299,729
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.579%	07/23/20	255	262,303
4.908%	07/23/25	2,100	2,219,003
6.484%	10/23/45	800	921,069
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22	2,026	2,107,039
7.625%	03/15/20	2,254	2,270,905
Comcast Corp.,
Gtd. Notes
3.400%	07/15/46	845	723,010
CSC Holdings LLC,
Gtd. Notes, 144A
6.625%	10/15/25	206	224,025
Sr. Unsec’d. Notes
5.250%	06/01/24	808	804,969
Sr. Unsec’d. Notes, 144A
10.125%	01/15/23	765	887,400
10.875%	10/15/25	1,691	2,033,428
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	590	592,950
5.875%	11/15/24	255	267,814
6.750%	06/01/21	58	62,604
7.750%	07/01/26	1,048	1,218,300
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19(a)	396	338,777
9.000%	03/01/21	53	40,279
9.000%	09/15/22	605	454,506
10.625%	03/15/23	605	468,875
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance,
Sr. Unsec’d. Notes, 144A
7.875%	05/15/24(a)	119	115,133
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
6.250%	08/01/21	400	416,000
6.875%	08/15/23	151	160,626
NBCUniversal Enterprise, Inc.,
Gtd. Notes, 144A
1.974%	04/15/19	400	400,904
Jr. Sub. Notes, 144A
5.250%	03/29/49	100	105,000
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24(a)	314	318,710
Radio One, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	04/15/22	100	104,500
SFR Group SA (France),
Sr. Sec’d. Notes, 144A
6.000%	05/15/22	976	1,011,380
7.375%	05/01/26	1,762	1,814,860

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Sr. Sec’d. Notes, RegS
5.375%	05/15/22	EUR 100	$111,223
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.375%	04/15/25	350	358,225
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42(a)	400	362,514
5.000%	02/01/20	300	319,071
Time Warner, Inc.,
Gtd. Notes
2.100%	06/01/19	600	600,958
2.950%	07/15/26(a)	925	861,334
3.600%	07/15/25	275	271,909
Townsquare Media, Inc.,
Gtd. Notes, 144A
6.500%	04/01/23(a)	264	263,670
Tribune Media Co.,
Gtd. Notes
5.875%	07/15/22	541	563,993
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, 144A
5.000%	01/15/25	200	204,500
Sr. Sec’d. Notes, RegS
4.000%	01/15/25	EUR 154	170,654
5.750%	01/15/23	EUR 154	173,006
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	793	783,088
5.125%	02/15/25	615	605,006
UPCB Finance IV Ltd. (Netherlands),
Sr. Sec’d. Notes, RegS
4.000%	01/15/27	EUR 200	217,116
Videotron Ltd.,
Sr. Unsec’d. Notes^
5.125%	04/15/27	293	293,000
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
5.750%	01/15/25	580	581,450
Virgin Media Receivables Financing Notes I DAC (United Kingdom),
Sr. Unsec’d. Notes, RegS
5.500%	09/15/24	GBP 100	130,082
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.250%	01/15/26	475	477,375
5.500%	08/15/26	214	217,210
Sr. Sec’d. Notes, RegS
5.500%	01/15/25	GBP 180	236,234
Sr. Sec’d. Notes, RegS, MTN
5.125%	01/15/25	GBP 100	131,711
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20	1,091	1,123,730
Ziggo Bond Finance BV (Netherlands),
Sr. Unsec’d. Notes, 144A
5.875%	01/15/25	415	418,113

			43,633,459

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Metal Fabricate/Hardware — 0.1%
Grinding Media, Inc./MC Grinding Media Canada, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	12/15/23	219	$229,950
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26	1,332	1,360,305
6.250%	08/15/24	1,011	1,053,968

			2,644,223

Mining — 0.7%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
7.000%	09/30/26	200	217,999
Anglo American Capital PLC (United Kingdom),
Gtd. Notes, 144A
4.450%	09/27/20	106	110,239
4.875%	05/14/25	600	612,119
Gtd. Notes, EMTN, RegS
3.250%	04/03/23	EUR 100	113,727
3.500%	03/28/22	EUR 100	114,825
Constellium NV (Netherlands),
Gtd. Notes, 144A
5.750%	05/15/24	362	334,850
8.000%	01/15/23(a)	785	804,625
Sr. Unsec’d. Notes, 144A
6.625%	03/01/25(a)	1,099	1,057,101
First Quantum Minerals Ltd. (Canada),
Gtd. Notes, 144A
7.000%	02/15/21	748	770,440
7.250%	04/01/23	429	433,826
7.500%	04/01/25	652	656,890
Freeport-McMoRan, Inc.,
Gtd. Notes
2.375%	03/15/18	1,935	1,920,488
3.100%	03/15/20	1,265	1,242,736
3.550%	03/01/22(a)	818	758,695
3.875%	03/15/23	1,907	1,753,715
5.450%	03/15/43	1,595	1,349,769
Joseph T Ryerson & Son, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	05/15/22	226	254,250
Kaiser Aluminum Corp.,
Gtd. Notes
5.875%	05/15/24	146	152,160
Kinross Gold Corp. (Canada),
Gtd. Notes
5.950%	03/15/24	50	52,875
6.875%	09/01/41	80	81,000
Nyrstar Netherlands Holdings BV (Belgium),
Gtd. Notes, RegS, MTN
6.875%	03/15/24	EUR 100	106,680
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.875%	04/23/45	400	414,748
Teck Resources Ltd. (Canada),
Gtd. Notes
3.750%	02/01/23	679	659,479
4.500%	01/15/21	84	86,520
5.200%	03/01/42	568	533,920

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Mining (cont’d.)
5.400%	02/01/43	640	$609,600
6.000%	08/15/40	585	589,388
Gtd. Notes, 144A
8.500%	06/01/24	521	601,104
Sr. Unsec’d. Notes
6.125%	10/01/35	123	127,613

			16,521,381

Miscellaneous Manufacturing — 0.2%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	10/15/22	327	322,340
6.125%	01/15/23	92	90,159
7.500%	03/15/25	606	621,149
8.750%	12/01/21	1,243	1,361,085
EnPro Industries, Inc.,
Gtd. Notes, 144A
5.875%	09/15/22	135	139,725
Gates Global LLC/Gates Global Co.,
Gtd. Notes, 144A
6.000%	07/15/22	941	957,468
Gtd. Notes, RegS
5.750%	07/15/22	EUR 100	108,547
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
1.950%	03/01/19	1,100	1,107,713
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
2.875%	01/15/19	75	76,232
Koppers, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25(a)	275	283,938

			5,068,356

Multi-National — 0.1%
FMS Wertmanagement AoeR (Germany),
Gov’t. Gtd. Notes
1.125%	09/05/17	1,966	1,965,623

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/25	130	132,599
5.500%	12/01/24	657	688,208
6.000%	08/15/22	370	392,873

			1,213,680

Oil & Gas — 1.6%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes, 144A
7.875%	12/15/24	142	148,035
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22	115	116,509
5.625%	06/01/23	60	61,349
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
10.000%	04/01/22	354	366,389

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
2.112%	09/16/21	720	$707,080
2.237%	05/10/19	500	503,107
California Resources Corp.,
Sec’d. Notes, 144A
8.000%	12/15/22	745	605,313
Callon Petroleum Co.,
Gtd. Notes, 144A
6.125%	10/01/24	289	300,559
Carrizo Oil & Gas, Inc.,
Gtd. Notes
6.250%	04/15/23	173	173,433
Chesapeake Energy Corp.,
Gtd. Notes
6.875%	11/15/20	277	276,308
Gtd. Notes, 144A
8.000%	01/15/25(a)	413	412,999
Sec’d. Notes, 144A
8.000%	12/15/22(a)	112	117,319
Cimarex Energy Co.,
Gtd. Notes
4.375%	06/01/24	273	283,586
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24(a)	151	140,430
4.500%	04/15/23	230	223,818
4.900%	06/01/44	380	326,800
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/21	228	235,410
7.750%	02/15/23	225	238,500
Denbury Resources, Inc.,
Gtd. Notes
4.625%	07/15/23	48	35,040
5.500%	05/01/22(a)	260	202,800
Sec’d. Notes, 144A
9.000%	05/15/21	648	683,640
Diamondback Energy, Inc.,
Gtd. Notes, 144A
5.375%	05/31/25(a)	249	255,225
Eclipse Resources Corp.,
Gtd. Notes
8.875%	07/15/23	85	86,700
Ensco PLC,
Sr. Unsec’d. Notes
4.500%	10/01/24	134	112,895
5.200%	03/15/25	45	39,038
8.000%	01/31/24	135	136,688
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
9.375%	05/01/20	401	378,023
Sr. Sec’d. Notes, 144A
8.000%	11/29/24	600	630,000
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp.,
Gtd. Notes, 144A
7.875%	07/15/21	419	442,045

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.726%	03/01/23	520	$521,624
4.114%	03/01/46	475	488,319
Great Western Petroleum LLC/Great Western Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	09/30/21(a)	512	531,200
Gulfport Energy Corp.,
Gtd. Notes
6.625%	05/01/23	125	126,406
Gtd. Notes, 144A
6.000%	10/15/24	112	108,640
Halcon Resources Corp.,
Gtd. Notes, 144A
6.750%	02/15/25(a)	1,049	1,030,118
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24	79	74,063
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	12/14/18	1,200	1,210,308
3.400%	12/15/20	1,100	1,127,843
Matador Resources Co.,
Gtd. Notes
6.875%	04/15/23	520	543,400
Gtd. Notes, 144A
6.875%	04/15/23	292	305,140
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23(a)	394	352,138
7.000%	03/31/24	890	796,550
Sec’d. Notes, 144A
6.500%	01/15/25(a)	879	879,000
Murphy Oil Corp.,
Sr. Unsec’d. Notes
4.700%	12/01/22(a)	342	332,595
6.125%	12/01/42	82	77,285
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.625%	07/01/24	135	142,256
Noble Holding International Ltd. (United Kingdom),
Gtd. Notes
4.625%	03/01/21	16	14,720
7.750%	01/15/24(a)	594	570,240
Noble Holding US Corp./Noble Drilling Services 6 LLC/Noble Drilling Holding LLC,
Gtd. Notes
7.500%	03/15/19	165	171,188
Oasis Petroleum, Inc.,
Gtd. Notes
6.500%	11/01/21	308	308,770
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.500%	06/15/25	690	696,792
Parker Drilling Co.,
Gtd. Notes
6.750%	07/15/22	157	139,338
7.500%	08/01/20(a)	218	203,830

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.250%	08/15/25	93	$93,930
5.375%	01/15/25	246	249,075
6.250%	06/01/24	238	252,280
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22	300	308,610
5.500%	01/21/21	100	105,850
5.500%	06/27/44	128	112,966
Gtd. Notes, 144A
5.375%	03/13/22	47	49,233
Gtd. Notes, MTN
4.625%	09/21/23	515	517,961
5.500%	02/04/19	525	551,250
6.750%	09/21/47	255	258,672
Precision Drilling Corp. (Canada),
Gtd. Notes
5.250%	11/15/24	163	154,443
6.500%	12/15/21	65	64,852
6.625%	11/15/20	48	48,072
Gtd. Notes, 144A
7.750%	12/15/23	100	105,250
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.375%	10/01/22	383	377,255
Range Resources Corp.,
Gtd. Notes, 144A
5.000%	03/15/23	215	211,775
5.875%	07/01/22	273	281,190
Repsol International Finance BV (Spain),
Gtd. Notes, RegS
4.500%(c)	03/25/75	EUR 100	107,992
Resolute Energy Corp.,
Gtd. Notes
8.500%	05/01/20	312	315,120
Rowan Cos., Inc.,
Gtd. Notes
4.875%	06/01/22	85	81,175
7.375%	06/15/25(a)	532	534,660
RSP Permian, Inc.,
Gtd. Notes
6.625%	10/01/22	338	355,745
Gtd. Notes, 144A
5.250%	01/15/25	183	184,373
Sanchez Energy Corp.,
Gtd. Notes
6.125%	01/15/23(a)	1,338	1,240,995
7.750%	06/15/21	5	4,938
Seven Generations Energy Ltd. (Canada),
Gtd. Notes, 144A
6.875%	06/30/23	898	938,410
Shell International Finance BV (Netherlands),
Gtd. Notes
1.875%	05/10/21	800	783,494
2.125%	05/11/20	350	350,007
SM Energy Co.,
Sr. Unsec’d. Notes
5.625%	06/01/25	699	668,943

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
6.125%	11/15/22	27	$27,203
6.500%	11/15/21	175	179,375
Southwestern Energy Co.,
Sr. Unsec’d. Notes
5.800%	01/23/20(a)	1,142	1,152,706
Statoil ASA (Norway),
Gtd. Notes
1.950%	11/08/18	500	501,506
2.750%	11/10/21	1,035	1,044,390
Tesoro Corp.,
Gtd. Notes, 144A
4.750%	12/15/23	539	556,297
5.125%	12/15/26	802	841,298
Total Capital International SA (France),
Gtd. Notes
2.100%	06/19/19	500	503,431
TOTAL SA (France),
Jr. Sub. Notes, EMTN, RegS
3.875%(c)	12/29/49	EUR 100	113,227
Transocean, Inc.,
Gtd. Notes
4.250%	10/15/17	228	229,140
5.550%	10/15/22(a)	318	299,119
6.000%	03/15/18	793	808,860
6.800%	03/15/38(a)	214	176,015
7.375%	04/15/18	40	41,300
Gtd. Notes, 144A
9.000%	07/15/23(a)	1,230	1,313,025
Tullow Oil PLC (United Kingdom),
Gtd. Notes, 144A
6.250%	04/15/22	200	187,000
Whiting Petroleum Corp.,
Gtd. Notes
5.000%	03/15/19	677	675,308
5.750%	03/15/21	31	30,690
6.250%	04/01/23	270	268,650
WildHorse Resource Development Corp.,
Gtd. Notes, 144A
6.875%	02/01/25	288	275,040
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24	205	198,338
6.000%	01/15/22(a)	305	310,338
7.500%	08/01/20	90	95,400
8.250%	08/01/23	410	456,125

			38,583,098

Oil & Gas Services — 0.1%
Pioneer Energy Services Corp.,
Gtd. Notes
6.125%	03/15/22	580	527,800
SESI LLC,
Gtd. Notes
6.375%	05/01/19	110	109,725
7.125%	12/15/21	100	101,250
Trinidad Drilling Ltd. (Canada),
Gtd. Notes, 144A
6.625%	02/15/25	474	473,408

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas Services (cont’d.)
Weatherford International LLC,
Gtd. Notes
6.800%	06/15/37	155	$149,188
Weatherford International Ltd.,
Gtd. Notes
4.500%	04/15/22(a)	194	185,755
5.950%	04/15/42	104	90,480
6.500%	08/01/36	285	269,325
7.000%	03/15/38	288	277,920
7.750%	06/15/21	318	342,645
8.250%	06/15/23	115	125,063
Gtd. Notes, 144A
9.875%	02/15/24	178	206,035

			2,858,594

Packaging & Containers — 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
6.000%	06/30/21	825	849,749
6.000%	02/15/25	930	940,463
7.250%	05/15/24	1,762	1,885,339
Gtd. Notes, RegS
6.750%	05/15/24	EUR 125	145,685
Sr. Sec’d. Notes, 144A
4.250%	09/15/22	291	293,909
4.625%	05/15/23	331	333,483
Sr. Sec’d. Notes, RegS
2.750%	03/15/24	EUR 125	131,355
4.250%	01/15/22	EUR 81	88,511
Ball Corp.,
Gtd. Notes
5.000%	03/15/22	186	196,229
Crown European Holdings SA,
Gtd. Notes, RegS
3.375%	05/15/25	EUR 119	128,614
Flex Acquisition Co., Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	01/15/25	35	35,756
Horizon Holdings I SAS (France),
Sr. Unsec’d. Notes, RegS
7.250%	08/01/23	EUR 100	112,948
Horizon Parent Holdings Sarl (France),
Sr. Sec’d. Notes, RegS, PIK
8.250%	02/15/22	EUR 100	110,814
JH-Holding Finance SA (Germany),
Sr. Sec’d. Notes, RegS, PIK
8.250%	12/01/22	EUR 100	115,137
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer
(Luxembourg) SA (New Zealand),
Gtd. Notes, 144A
7.000%	07/15/24	471	504,264
Sr. Sec’d. Notes
5.750%	10/15/20	859	883,705
Sr. Sec’d. Notes, 144A
4.523%(c)	07/15/21	840	859,429
5.125%	07/15/23	345	354,488
Sealed Air Corp.,
Gtd. Notes, 144A
6.875%	07/15/33	69	75,038

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Packaging & Containers (cont’d.)
Gtd. Notes, RegS, MTN
4.500%	09/15/23	EUR 106	$125,249
Verallia Packaging SASU (France),
Sr. Sec’d. Notes, RegS
5.125%	08/01/22	EUR 175	198,209

			8,368,374

Pharmaceuticals — 0.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.500%	05/14/20	320	322,182
Actavis Funding SCS,
Gtd. Notes
2.350%	03/12/18	890	893,880
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
1.150%	05/15/17	1,100	1,099,659
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
1.500%	10/06/17	1,350	1,348,881
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
1.700%	03/15/18	350	350,063
Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
7.250%	01/15/22	96	90,720
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23	435	380,625
6.000%	02/01/25	685	583,963
Grifols Worldwide Operations Ltd. (Spain),
Gtd. Notes
5.250%	04/01/22	321	333,198
inVentiv Group Holdings Inc/inVentiv Health Inc/inVentiv Health Clinical, Inc.,
Gtd. Notes, 144A
7.500%	10/01/24	493	507,174
Johnson & Johnson,
Sr. Unsec’d. Notes
2.050%	03/01/23	250	244,256
2.950%	03/03/27	3,885	3,880,404
3.700%	03/01/46	545	533,041
Nature’s Bounty Co. (The),
Sr. Unsec’d. Notes, 144A
7.625%	05/15/21	817	859,893
Novartis Capital Corp. (Switzerland),
Gtd. Notes
3.100%	05/17/27(a)	1,300	1,292,876
4.400%	05/06/44	575	610,973
Pfizer, Inc.,
Sr. Unsec’d. Notes
7.200%	03/15/39	400	571,816
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
1.900%	09/23/19	1,700	1,687,748
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
1.400%	07/20/18	525	521,911
1.700%	07/19/19	230	227,378

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.625%	12/01/21	227	$182,735
5.875%	05/15/23	162	125,753
6.125%	04/15/25(a)	853	656,810
6.375%	10/15/20(a)	1,403	1,269,715
6.750%	08/15/21	283	244,088
7.000%	10/01/20(a)	803	730,730
7.500%	07/15/21	265	232,206
Sr. Sec’d. Notes, 144A
6.500%	03/15/22	370	380,638
7.000%	03/15/24	581	596,251
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.450%	11/13/20	245	250,939

			21,010,506

Pipelines — 0.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	09/15/24	75	76,125
Buckeye Partners LP,
Sr. Unsec’d. Notes
2.650%	11/15/18	800	803,830
4.350%	10/15/24	600	609,656
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes, 144A
5.875%	03/31/25	602	627,585
7.000%	06/30/24	745	820,431
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
6.250%	04/01/23	45	46,688
DCP Midstream Operating LP,
Gtd. Notes, 144A
4.750%	09/30/21	180	183,060
5.850%(c)	05/21/43	55	50,188
6.450%	11/03/36	238	252,280
6.750%	09/15/37(a)	306	328,950
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.500%	06/01/27	517	540,265
5.875%	01/15/24	761	808,563
7.500%	10/15/20	352	392,480
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
9.000%	04/15/19	71	80,106
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
5.750%	02/15/21	40	40,500
6.750%	08/01/22	450	463,950
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19	140	142,357
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
5.000%	03/01/26	600	660,483
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27(a)	635	632,247

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
5.200%	03/01/47	30	$30,188
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
7.119%	12/15/17(a)	804	826,110
7.768%	12/15/37	650	728,000
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41	500	552,849
ONEOK, Inc.,
Sr. Unsec’d. Notes
6.000%	06/15/35	45	46,575
7.500%	09/01/23	417	486,914
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
5.625%	04/15/20	135	142,088
6.000%	01/15/19	135	140,738
6.850%	07/15/18	45	47,025
6.875%	04/15/40	626	655,735
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes, 144A
4.200%	03/15/28	170	167,928
5.875%	06/30/26(a)	600	661,552
SemGroup Corp.,
Gtd. Notes, 144A
6.375%	03/15/25	157	154,253
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes
5.750%	04/15/25	50	49,750
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24	263	264,315
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23	278	271,745
5.250%	05/01/23	19	19,428
6.375%	08/01/22	283	291,844
Gtd. Notes, 144A
5.125%	02/01/25	105	108,150
5.375%	02/01/27	20	20,700
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
6.125%	10/15/21	53	55,451
6.250%	10/15/22	542	572,488
Western Gas Partners LP,
Sr. Unsec’d. Notes
4.650%	07/01/26	200	205,983
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
5.750%	06/24/44	1,104	1,109,520
Williams Partners LP,
Sr. Unsec’d. Notes
3.900%	01/15/25	400	399,467
4.000%	09/15/25	180	180,758
4.300%	03/04/24	800	823,171
5.100%	09/15/45(a)	500	495,811

			17,068,280

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate — 0.1%
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
5.375%	03/15/25	181	$179,190
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
4.875%	06/01/23(a)	734	717,485
5.250%	12/01/21	402	418,080
Rialto Holdings LLC/Rialto Corp.,
Gtd. Notes, 144A
7.000%	12/01/18	235	239,406

			1,554,161

Real Estate Investment Trusts (REITs) — 0.5%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	01/15/20	600	601,857
American Tower Corp.,
Sr. Unsec’d. Notes
2.250%	01/15/22	720	694,829
2.800%	06/01/20	1,200	1,208,642
3.375%	10/15/26	900	858,095
3.400%	02/15/19	325	332,265
3.450%	09/15/21(a)	400	407,215
5.050%	09/01/20	200	215,215
5.900%	11/01/21	200	223,776
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23	750	768,203
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.250%	09/01/21	195	189,568
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes, 144A
5.000%	03/15/24	385	395,588
5.375%	03/15/27	25	25,250
Equinix, Inc.,
Sr. Unsec’d. Notes
5.375%	04/01/23	160	166,600
5.875%	01/15/26	331	352,101
ESH Hospitality, Inc.,
Gtd. Notes, 144A
5.250%	05/01/25	76	76,617
GEO Group, Inc. (The),
Gtd. Notes
5.125%	04/01/23	373	370,203
5.875%	10/15/24	255	260,738
6.000%	04/15/26	122	123,552
iStar, Inc.,
Sr. Unsec’d. Notes
6.000%	04/01/22	109	110,635
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26	923	895,310
5.625%	05/01/24	841	887,255
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.325%	03/24/25	EUR 100	106,673

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
SBA Communications Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	09/01/24	266	$262,622
Simon Property Group LP,
Sr. Unsec’d. Notes
5.650%	02/01/20	100	108,713
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	12/15/21	284	294,650
Uniti Group, Inc./CSL Capital LLC,
Gtd. Notes
8.250%	10/15/23	844	890,420
Gtd. Notes, 144A
7.125%	12/15/24	528	535,920
Sr. Sec’d. Notes, 144A
6.000%	04/15/23	170	176,375
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia),
Gtd. Notes, 144A
2.700%	09/17/19	295	297,736
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
6.950%	08/01/17	300	304,553

			12,141,176

Retail — 0.8%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
6.000%	04/01/22	606	628,725
Asbury Automotive Group, Inc.,
Gtd. Notes
6.000%	12/15/24(a)	658	679,385
AutoZone, Inc.,
Sr. Unsec’d. Notes
2.500%	04/15/21	840	832,122
B&M European Value Retail SA (Luxembourg),
Sr. Sec’d. Notes, RegS, MTN
4.125%	02/01/22	GBP 100	130,081
Best Buy Co., Inc.,
Sr. Unsec’d. Notes
5.000%	08/01/18	1,700	1,766,293
CVS Health Corp.,
Sr. Unsec’d. Notes
2.250%	12/05/18	500	503,251
Dollar Tree, Inc.,
Gtd. Notes
5.750%	03/01/23	989	1,053,285
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.000%	04/01/21(a)	590	587,315
5.875%	12/16/36	700	885,593
JC Penney Corp., Inc.,
Gtd. Notes
6.375%	10/15/36	112	85,400
7.400%	04/01/37	229	182,055
8.125%	10/01/19	152	164,160
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
Gtd. Notes, 144A
5.250%	06/01/26	186	189,255

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
L Brands, Inc.,
Gtd. Notes
6.875%	11/01/35	473	$456,445
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.100%	12/07/18	195	196,190
2.625%	01/15/22	800	799,294
2.750%	12/09/20	115	116,546
3.250%	06/10/24	800	820,154
3.500%	03/01/27	900	901,934
4.875%	12/09/45	515	547,756
Neiman Marcus Group Ltd. LLC,
Gtd. Notes, 144A
8.000%	10/15/21(a)	260	156,551
O’Reilly Automotive, Inc.,
Gtd. Notes
3.550%	03/15/26	500	498,249
4.625%	09/15/21	200	214,619
4.875%	01/14/21	400	427,880
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26	360	352,800
5.750%	10/01/22	422	436,770
Punch Taverns Finance B Ltd. (United Kingdom),
Sr. Sec’d. Notes
5.267%	03/30/24	GBP 32	39,676
5.943%	09/30/22	GBP 114	149,065
Punch Taverns Finance PLC (United Kingdom),
Sec’d. Notes, RegS
5.857%(c)	10/15/27	GBP 136	170,394
Rite Aid Corp.,
Gtd. Notes
6.750%	06/15/21(a)	387	388,693
9.250%	03/15/20	333	342,366
Gtd. Notes, 144A
6.125%	04/01/23	2	1,983
Sr. Unsec’d. Notes
7.700%	02/15/27	697	780,640
Sonic Automotive, Inc.,
Gtd. Notes, 144A
6.125%	03/15/27	122	122,153
Stonegate Pub Co. Financing PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
4.875%	03/15/22	GBP 100	125,916
Unique Pub Finance Co. PLC (The) (United Kingdom),
Asset-Backed
5.659%	06/30/27	GBP 160	221,475
Asset-Backed, RegS
6.464%	03/30/32	GBP 100	121,517
Walgreen Co.,
Gtd. Notes
5.250%	01/15/19	100	105,476
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
1.750%	11/17/17	805	805,726
2.600%	06/01/21	195	195,235
2.700%	11/18/19	1,100	1,114,699

			18,297,122

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Semiconductors — 0.5%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.000%	07/01/24	61	$64,965
7.500%	08/15/22	99	109,643
Analog Devices, Inc.,
Sr. Unsec’d. Notes
3.125%	12/05/23(a)	370	368,213
3.500%	12/05/26	1,150	1,138,931
Applied Materials, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/20	345	350,371
3.300%	04/01/27	400	401,589
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes, 144A
2.375%	01/15/20	1,400	1,399,831
3.000%	01/15/22	1,400	1,398,216
3.875%	01/15/27	1,100	1,105,799
Intel Corp.,
Sr. Unsec’d. Notes
2.450%	07/29/20	505	513,121
3.300%	10/01/21	200	207,925
KLA-Tencor Corp.,
Sr. Unsec’d. Notes
3.375%	11/01/19	170	174,545
Maxim Integrated Products, Inc.,
Sr. Unsec’d. Notes
2.500%	11/15/18	250	252,043
Micron Technology, Inc.,
Sr. Unsec’d. Notes
5.500%	02/01/25	40	41,500
Sr. Unsec’d. Notes, 144A
5.250%	08/01/23	403	413,075
5.625%	01/15/26	97	102,093
Microsemi Corp.,
Gtd. Notes, 144A
9.125%	04/15/23	49	56,289
NVIDIA Corp.,
Sr. Unsec’d. Notes
3.200%	09/16/26	870	843,862
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.125%	06/15/20	772	801,915
4.625%	06/15/22	415	438,863
4.625%	06/01/23	202	213,868
5.750%	03/15/23	223	235,265
Sr. Unsec’d. Notes, 144A
3.875%	09/01/22	200	204,500
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
1.400%	05/18/18	645	645,104
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25	145	146,088
5.625%	11/01/24	140	145,950
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26	200	212,000

			11,985,564

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Software — 0.7%
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes, 144A
2.300%	09/15/21	130	$127,283
3.400%	09/15/26	100	97,652
BMC Software Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	07/15/21	1,608	1,620,059
Broadridge Financial Solutions, Inc.,
Sr. Unsec’d. Notes
3.400%	06/27/26	460	448,411
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	03/01/25	288	295,199
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23	1,011	1,084,298
Sec’d. Notes, 144A
5.750%	01/15/24	2,255	2,326,033
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.850%	06/01/25	700	718,684
Genesys Telecommunications Laboratories Inc/Greeneden Lux 3
Sarl/Greeneden US Ho,
Gtd. Notes, 144A
10.000%	11/30/24	215	233,813
Infor Software Parent LLC/Infor Software Parent, Inc.,
Gtd. Notes, 144A, PIK
7.125%	05/01/21	337	344,583
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22	1,454	1,494,130
Informatica LLC,
Sr. Unsec’d. Notes, 144A
7.125%	07/15/23	190	184,775
Microsoft Corp.,
Sr. Unsec’d. Notes
2.000%	08/08/23	1,025	985,550
3.300%	02/06/27	500	507,674
3.450%	08/08/36	700	663,163
4.450%	11/03/45	520	548,809
Nuance Communications, Inc.,
Gtd. Notes, 144A
5.375%	08/15/20	42	42,710
5.625%	12/15/26	124	126,790
6.000%	07/01/24	220	227,700
Oracle Corp.,
Sr. Unsec’d. Notes
3.850%	07/15/36	500	488,540
PTC, Inc.,
Sr. Unsec’d. Notes
6.000%	05/15/24	139	148,035
Quintiles IMS, Inc.,
Gtd. Notes, 144A
3.250%	03/15/25	EUR 100	105,920
Rackspace Hosting, Inc.,
Gtd. Notes, 144A
8.625%	11/15/24(a)	673	709,140

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Software (cont’d.)
RP Crown Parent LLC,
Sr. Sec’d. Notes, 144A
7.375%	10/15/24		349	$363,833
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24		1,243	1,420,128
Sophia LP/Sophia Finance, Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	09/30/23		392	411,600
SS&C Technologies Holdings, Inc.,
Gtd. Notes
5.875%	07/15/23		706	747,033
Veritas US, Inc./Veritas Bermuda Ltd.,
Sr. Sec’d. Notes, RegS
7.500%	02/01/23	EUR	100	112,014
Sr. Unsec’d. Notes, 144A
10.500%	02/01/24		606	640,845

				17,224,404

Storage/Warehousing — 0.0%
Mobile Mini, Inc.,
Gtd. Notes
5.875%	07/01/24		777	802,253

Telecommunications — 1.8%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.375%	11/27/18		1,600	1,611,087
2.450%	06/30/20		215	214,985
3.200%	03/01/22(a)		650	656,130
4.125%	02/17/26(a)		1,200	1,216,919
4.500%	03/09/48		593	527,319
4.750%	05/15/46		905	844,444
4.800%	06/15/44		135	126,550
5.150%	03/15/42		600	595,295
5.450%	03/01/47		275	281,120
CenturyLink, Inc.,
Sr. Unsec’d. Notes
6.450%	06/15/21		844	896,657
7.650%	03/15/42		198	173,993
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24		784	822,219
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
2.450%	06/15/20		1,100	1,116,122
Columbus Cable Barbados Ltd. (Barbados),
Gtd. Notes, 144A
7.375%	03/30/21		500	533,749
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27		281	280,564
6.000%	06/15/25		3	3,143
CommScope, Inc.,
Gtd. Notes, 144A
5.500%	06/15/24		340	351,584
Consolidated Communications, Inc.,
Gtd. Notes
6.500%	10/01/22		250	240,000

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
7.125%	04/01/22	369	$286,898
Digicel Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21	985	895,119
eircom Finance DAC (Ireland),
Sr. Sec’d. Notes, RegS
4.500%	05/31/22	EUR 100	110,579
Frontier Communications Corp.,
Sr. Unsec’d. Notes
6.250%	09/15/21(a)	340	316,200
6.875%	01/15/25(a)	1,211	1,002,103
7.125%	03/15/19(a)	512	538,879
7.125%	01/15/23	60	52,631
7.625%	04/15/24	321	275,900
8.125%	10/01/18	321	340,260
8.500%	04/15/20(a)	454	478,970
8.875%	09/15/20	77	81,235
11.000%	09/15/25	172	167,270
GTT Escrow Corp.,
Gtd. Notes, 144A
7.875%	12/31/24	90	93,375
Hughes Satellite Systems Corp.,
Gtd. Notes
7.625%	06/15/21	118	130,095
Gtd. Notes, 144A
6.625%	08/01/26	53	54,193
Sr. Sec’d. Notes, 144A
5.250%	08/01/26	630	628,425
Inmarsat Finance PLC (United Kingdom),
Gtd. Notes, 144A
4.875%	05/15/22	196	194,040
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23	1,065	878,625
7.250%	04/01/19(a)	596	568,435
7.250%	10/15/20	566	515,768
Level 3 Financing, Inc.,
Gtd. Notes
5.125%	05/01/23	414	423,315
5.250%	03/15/26	843	847,215
5.375%	08/15/22	565	584,069
Matterhorn Telecom Holding SA (Luxembourg),
Gtd. Notes, RegS
4.875%	05/01/23	EUR 100	106,481
Matterhorn Telecom SA (Luxembourg),
Sr. Sec’d. Notes, RegS
3.875%	05/01/22	EUR 116	125,300
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
6.625%	05/15/39	481	510,461
OTE PLC (Greece),
Gtd. Notes, GMTN, RegS
3.500%	07/09/20	EUR 100	107,489
Play Topco SA (Poland),
Sr. Unsec’d. Notes, RegS, PIK
5.375%	09/15/22	EUR 117	124,499

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	02/15/25(a)	327	$322,708
SoftBank Group Corp. (Japan),
Gtd. Notes, 144A
4.500%	04/15/20	365	375,494
Gtd. Notes, RegS
4.750%	07/30/25	EUR 153	180,465
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28(a)	2,146	2,266,713
6.900%	05/01/19	275	293,563
8.750%	03/15/32	124	149,110
Sprint Communications, Inc.,
Gtd. Notes, 144A
9.000%	11/15/18	1,571	1,710,426
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	1,970	2,102,975
7.250%	09/15/21	416	449,072
7.875%	09/15/23	1,260	1,395,450
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Asset-Backed, 144A
3.360%	09/20/21	800	798,000
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.000%	09/30/34	861	850,238
6.375%	11/15/33	169	170,795
Telecom Italia Finance SA (Italy),
Gtd. Notes, EMTN
7.750%	01/24/33	EUR 85	119,501
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24	200	202,250
Sr. Unsec’d. Notes, EMTN
5.875%	05/19/23	GBP 150	211,230
Telefonica Europe BV (Spain),
Gtd. Notes, RegS
3.750%(c)	12/29/49	EUR 100	106,947
4.200%(c)	12/29/49	EUR 200	223,015
5.000%(c)	03/31/49	EUR 100	112,745
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes, 144A
8.875%	11/15/24	224	245,280
T-Mobile USA, Inc.,
Gtd. Notes
4.000%	04/15/22	240	243,900
5.125%	04/15/25	244	252,540
5.375%	04/15/27	146	150,745
6.000%	03/01/23	371	396,154
6.500%	01/15/24	522	563,760
6.633%	04/28/21	124	128,154
6.731%	04/28/22	405	419,013
6.836%	04/28/23	75	80,250
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.000%	11/01/21	565	567,281
3.125%	03/16/22	1,200	1,206,456

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
4.400%	11/01/34	600	$567,775
4.600%	04/01/21	400	427,420
4.750%	11/01/41	400	383,350
5.012%	08/21/54	100	94,868
5.050%	03/15/34	500	508,446
Sr. Unsec’d. Notes, 144A
2.946%	03/15/22	828	824,704
5.012%	04/15/49	53	51,471
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.250%	09/26/17	800	799,311
Wind Acquisition Finance SA (Italy),
Sec’d. Notes, 144A
7.375%	04/23/21	1,000	1,040,000
Sec’d. Notes, RegS
7.000%	04/23/21	EUR 100	110,627
Sr. Sec’d. Notes, 144A
6.500%	04/30/20	200	206,750
Sr. Sec’d. Notes, RegS
4.000%	07/15/20	EUR 220	238,511
Windstream Services LLC,
Gtd. Notes
7.750%	10/01/21(a)	34	33,490

			42,510,662

Textiles — 0.0%
Springs Industries, Inc.,
Sr. Sec’d. Notes
6.250%	06/01/21	69	70,898

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.375%	09/01/42	300	307,625
CMA CGM SA (France),
Sr. Unsec’d. Notes, RegS
7.750%	01/15/21	EUR 100	107,455
Florida East Coast Holdings Corp.,
Sr. Sec’d. Notes, 144A
6.750%	05/01/19	405	417,150
Silk Bidco A/S (Norway),
Sr. Sec’d. Notes, RegS
7.500%	02/01/22	EUR 100	114,638
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.125%	09/01/23	169	175,760
6.500%	06/15/22(a)	619	649,950
Gtd. Notes, RegS
5.750%	06/15/21	EUR 100	111,523

			1,884,101

Trucking & Leasing — 0.0%
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
5.250%	08/15/22	291	302,640

TOTAL CORPORATE BONDS
(cost $553,777,510)			561,784,531

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS — 0.3%
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24	332	$341,627
4.500%	01/28/26(a)	800	843,999
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
2.375%	08/12/19	1,100	1,106,564
4.000%	01/29/21	100	104,585
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds, RegS
1.650%	04/23/20	EUR 445	499,393
Japanese Government CPI Linked Bond (Japan),
Sr. Unsec’d. Notes
0.100%	09/10/24	JPY 66,400	623,149
0.100%	03/10/26	JPY 35,200	332,410
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.150%	03/28/27	200	203,400
4.350%	01/15/47	200	184,000
Sr. Unsec’d. Notes, GMTN
3.500%	01/21/21(a)	475	492,575
Sr. Unsec’d. Notes, MTN
6.750%	09/27/34	500	624,660
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes, RegS
2.500%	09/20/35	NZD 380	278,003
3.000%	09/20/30	NZD 357	284,806
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
4.125%	08/25/27(a)	509	547,175
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds, RegS
0.125%	03/22/26	GBP 170	265,615
0.125%	11/22/65	GBP 20	61,119
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50	400	384,500

TOTAL FOREIGN GOVERNMENT BONDS (cost $7,149,777)			7,177,580

MUNICIPAL BONDS — 0.1%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49	100	136,549
Los Angeles Unified School District,
General Obligation Unlimited, BABs
5.750%	07/01/34	150	184,116
State of California,
General Obligation Unlimited, BABs
7.550%	04/01/39	400	585,971

			906,636

Georgia — 0.0%
Municipal Electric Authority of Georgia,
Revenue Bonds
6.637%	04/01/57	95	108,025

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Illinois — 0.0%
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40	100	$124,629
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	200	212,774

			337,403

New Jersey — 0.0%
New Jersey Turnpike Authority,
Revenue Bonds, BABs
7.414%	01/01/40	400	575,648

New York — 0.0%
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	200	208,842

Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
7.834%	02/15/41	100	142,137

Oregon — 0.0%
State of Oregon Department of Transportation,
Revenue Bonds, BABs
5.834%	11/15/34	200	251,832

Texas — 0.0%
Dallas Area Rapid Transit,
Revenue Bonds, BABs
5.999%	12/01/44	200	258,355

TOTAL MUNICIPAL BONDS (cost $2,737,647)			2,788,878

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.2%
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC2, Class 2A
5.000%	05/25/34	135	133,579
Citigroup Mortgage Loan Trust,
Series 2014-A, Class A, 144A
4.000%(c)	01/25/35	91	94,323
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-J8, Class 1A2
4.750%	11/25/19	33	32,977
Fannie Mae Connecticut Avenue Securities,
Series 2014-C01, Class M1
2.582%(c)	01/25/24	273	275,515
Series 2014-C03, Class 1M1
2.182%(c)	07/25/24	418	418,949
Series 2014-C03, Class 2M1
2.182%(c)	07/25/24	169	169,551
Series 2014-C04, Class 1M1
2.932%(c)	11/25/24	84	84,355
Series 2015-C03, Class 2M1
2.482%(c)	07/25/25	197	197,506
Series 2015-C04, Class 1M1
2.582%(c)	04/25/28	234	234,946
Series 2015-C04, Class 2M1
2.682%(c)	04/25/28	714	716,156

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)
Series 2016-C03, Class 2M1
3.182%(c)	10/25/28	2,511	$2,542,332
Series 2016-C04, Class 1M1
2.432%(c)	01/25/29	3,284	3,319,437
Series 2016-C05, Class 2M1
2.332%(c)	01/25/29	1,709	1,718,588
Series 2016-C07, Class 2M1
2.282%(c)	04/25/29	2,142	2,153,359
Series 2017-C01, Class 1M1
2.282%(c)	07/25/29	1,564	1,571,160
Series 2017-C02, Class 2M1
2.127%(c)	09/25/29	1,210	1,211,144
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2013-DN2, Class M1
2.432%(c)	11/25/23	1,653	1,659,103
Series 2014-DN2, Class M2
2.632%(c)	04/25/24	810	818,328
Series 2014-DN3, Class M2
3.382%(c)	08/25/24	451	452,885
Series 2014-HQ1, Class M2
3.482%(c)	08/25/24	767	778,377
Series 2014-HQ2, Class M1
2.432%(c)	09/25/24	101	101,166
Series 2014-HQ3, Class M2
3.632%(c)	10/25/24	624	629,821
Series 2015-DN1, Class M2
3.382%(c)	01/25/25	781	785,839
Series 2015-DN1, Class M3
5.132%(c)	01/25/25	1,560	1,663,593
Series 2015-HQ1, Class M3
4.782%(c)	03/25/25	580	623,859
Series 2015-HQA1, Class M2
3.632%(c)	03/25/28	1,902	1,949,356
Series 2016-DNA4, Class M1
1.782%(c)	03/25/29	2,011	2,015,157
Series 2016-HQA1, Class M1
2.732%(c)	09/25/28	1,420	1,429,274
Series 2017-DNA1, Class M1
2.182%(c)	07/25/29	867	870,335

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $28,532,666)			28,650,970

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.8%
Fannie Mae Interest Strip, Notes
3.577%(s)	05/15/29	780	527,243
Fannie Mae Principal Strip, Notes, MTN
3.350%(s)	03/23/28	250	176,544
Federal Farm Credit Banks
2.000%	04/04/22	447	444,056
Federal Home Loan Banks
3.375%	12/08/23	500	532,403
4.000%	09/01/28	245	269,011
5.375%	08/15/24	750	896,567
Federal Home Loan Mortgage Corp.
1.790%(c)	06/01/43	34	35,159
2.450%(c)	05/01/43	46	46,560
2.519%(c)	08/01/43	17	17,737

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY
OBLIGATIONS (Continued)
3.000%	03/01/27	141	$144,697
3.000%	05/01/27	56	57,381
3.000%	11/01/27	351	360,800
3.000%	04/01/29	327	336,455
3.000%	02/01/31	376	385,609
3.000%	05/01/31	86	87,777
3.000%	06/01/31	48	49,544
3.000%	05/01/33	122	124,799
3.000%	05/01/33	56	56,964
3.000%	05/01/33	25	25,529
3.000%	12/01/46	96	95,397
3.000%	12/01/46	80	79,288
3.000%	02/01/47	58	57,157
3.000%	TBA	7,697	7,626,014
3.000%	TBA	115	117,947
3.103%(c)	08/01/41	115	121,769
3.500%	03/01/32	114	118,744
3.500%	04/01/32	273	284,896
3.500%	05/01/35	154	160,451
3.500%	10/01/42	132	135,092
3.500%	06/01/43	466	479,239
3.500%	07/01/43	203	209,199
3.500%	08/01/45	4,332	4,440,659
3.500%	12/01/45	112	115,181
3.500%	01/01/46	24	24,737
3.500%	03/01/46	80	82,444
3.500%	03/01/46	69	70,580
3.500%	05/01/46	116	118,815
3.500%	05/01/46	65	66,815
3.500%	07/01/46	238	243,923
3.500%	07/01/46	37	37,440
3.500%	07/01/46	26	26,863
3.500%	08/01/46	236	241,528
3.500%	08/01/46	225	230,270
3.500%	08/01/46	45	46,416
3.500%	09/01/46	353	362,227
3.500%	09/01/46	58	58,874
3.500%	11/01/46	1,033	1,057,576
3.500%	11/01/46	79	81,356
3.500%	11/01/46	69	71,093
3.500%	12/01/46	340	347,727
3.500%	01/01/47	7,704	7,884,461
3.500%	02/01/47	793	811,328
3.500%	03/01/47	225	229,815
3.500%	TBA	1,350	1,380,586
4.000%	06/01/44	851	897,472
4.000%	07/01/45	146	153,440
4.000%	10/01/45	2,470	2,592,854
4.000%	03/01/46	396	415,480
4.000%	03/01/46	166	174,367
4.000%	04/01/46	381	399,946
4.000%	05/01/46	333	349,327
4.000%	11/01/46	1,711	1,796,288
4.000%	02/01/47	924	969,815
4.000%	03/01/47	2,664	2,797,196
4.000%	TBA	150	155,174
4.500%	06/01/38	243	261,026
4.500%	07/01/39	523	561,505

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY
OBLIGATIONS (Continued)
4.500%	09/01/39	23	$24,752
4.500%	10/01/39	110	118,358
4.500%	01/01/40	176	190,071
4.500%	02/01/40	24	25,593
4.500%	04/01/40	47	50,434
4.500%	07/01/41	31	33,955
4.500%	08/01/41	30	32,745
4.500%	10/01/41	807	873,122
4.500%	01/01/42	51	55,328
4.500%	05/01/42	50	53,647
4.500%	01/01/45	57	61,430
4.500%	09/01/46	46	50,294
4.500%	09/01/46	33	35,901
4.500%	03/01/47	47	50,218
4.500%	TBA	1,711	1,833,343
4.500%	TBA	1,000	1,022,875
5.000%	01/01/37	40	44,118
5.000%	02/01/37	38	41,124
5.000%	03/01/38	269	293,546
5.000%	TBA	575	626,088
5.000%	TBA	400	411,025
5.500%	06/01/35	157	176,761
5.500%	08/01/38	168	186,379
5.500%	TBA	1,900	2,107,915
6.000%	09/01/36	174	197,198
Federal National Mortgage Assoc.
1.000%	09/27/17	34	34,009
1.898%(c)	04/01/43	89	91,515
1.904%(c)	05/01/43	284	292,267
2.045%(c)	06/01/43	162	163,979
2.160%(s)	10/09/19	8,700	8,303,976
2.464%(c)	08/01/42	176	181,226
3.000%	01/01/27	177	181,713
3.000%	08/01/27	58	60,157
3.000%	09/01/27	350	360,022
3.000%	09/01/27	37	38,515
3.000%	11/01/27	79	81,571
3.000%	11/01/27	62	64,110
3.000%	11/01/27	48	49,308
3.000%	11/01/27	40	41,032
3.000%	11/01/27	35	36,279
3.000%	11/01/27	31	31,530
3.000%	12/01/27	36	36,797
3.000%	02/01/31	1,049	1,076,401
3.000%	02/01/31	516	529,906
3.000%	02/01/31	21	21,255
3.000%	03/01/31	437	448,121
3.000%	05/01/33	97	99,513
3.000%	05/01/33	58	58,798
3.000%	05/01/33	36	36,910
3.000%	08/01/33	666	681,277
3.000%	10/01/46	60	59,807
3.000%	12/01/46	1,038	1,029,545
3.000%	12/01/46	90	89,092
3.000%	01/01/47	218	216,698
3.000%	01/01/47	154	153,059
3.023%(c)	08/01/41	170	180,098

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	11/01/30	29	$29,848
3.500%	05/01/32	88	91,423
3.500%	06/01/32	196	204,614
3.500%	08/01/32	55	57,387
3.500%	09/01/32	504	526,762
3.500%	06/01/35	150	155,830
3.500%	06/01/35	85	88,852
3.500%	06/01/42	549	564,587
3.500%	09/01/42	441	453,703
3.500%	11/01/42	193	198,333
3.500%	11/01/42	39	39,671
3.500%	01/01/43	6,876	7,069,811
3.500%	05/01/43	582	598,016
3.500%	03/01/45	65	66,892
3.500%	07/01/45	141	144,931
3.500%	08/01/45	163	167,429
3.500%	08/01/45	95	97,701
3.500%	09/01/45	862	883,213
3.500%	10/01/45	32	33,098
3.500%	11/01/45	505	516,805
3.500%	12/01/45	233	238,781
3.500%	01/01/46	453	464,076
3.500%	02/01/46	392	401,710
3.500%	02/01/46	236	241,078
3.500%	02/01/46	86	87,797
3.500%	03/01/46	909	930,485
3.500%	03/01/46	97	99,018
3.500%	03/01/46	66	67,587
3.500%	04/01/46	72	73,704
3.500%	04/01/46	67	68,114
3.500%	04/01/46	34	35,085
3.500%	05/01/46	282	288,145
3.500%	05/01/46	49	49,676
3.500%	06/01/46	113	115,837
3.500%	06/01/46	35	35,891
3.500%	07/01/46	313	321,456
3.500%	07/01/46	78	79,769
3.500%	07/01/46	71	72,954
3.500%	08/01/46	96	98,567
3.500%	09/01/46	222	227,925
3.500%	10/01/46	202	206,832
3.500%	12/01/46	49	50,334
3.500%	12/01/46	25	25,273
3.500%	01/01/47	807	826,383
3.500%	01/01/47	166	170,391
4.000%	05/01/26	364	386,856
4.000%	02/01/31	256	271,326
4.000%	09/01/41	21	21,959
4.000%	09/01/42	2,301	2,442,909
4.000%	09/01/42	18	18,489
4.000%	09/01/43	193	204,077
4.000%	05/01/44	223	236,149
4.000%	10/01/44	669	705,408
4.000%	03/01/45	216	229,402
4.000%	07/01/45	638	669,028
4.000%	09/01/45	79	83,102
4.000%	09/01/45	39	40,854
4.000%	11/01/45	455	477,450

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.000%	01/01/46	1,325	$1,390,628
4.000%	02/01/46	173	181,121
4.000%	02/01/46	112	117,718
4.000%	03/01/46	1,162	1,219,576
4.000%	03/01/46	1,123	1,178,076
4.000%	03/01/46	253	265,608
4.000%	03/01/46	157	164,408
4.000%	04/01/46	2,483	2,605,912
4.000%	05/01/46	964	1,011,889
4.000%	07/01/46	76	80,073
4.000%	08/01/46	1,013	1,062,754
4.000%	08/01/46	889	936,733
4.000%	08/01/46	594	623,426
4.000%	08/01/46	121	126,911
4.000%	09/01/46	674	707,103
4.000%	10/01/46	172	181,193
4.000%	11/01/46	949	996,348
4.000%	11/01/46	131	138,952
4.000%	11/01/46	98	104,005
4.000%	02/01/47	568	596,214
4.000%	03/01/47	1,465	1,538,123
4.000%	03/01/47	38	40,176
4.000%	TBA	3,024	3,165,852
4.000%	TBA	9,378	9,836,849
4.000%	TBA	100	103,334
4.500%	01/01/42	582	626,613
4.500%	01/01/42	289	311,119
4.500%	09/01/42	1,006	1,083,270
4.500%	06/01/44	389	418,344
4.500%	06/01/44	307	329,249
4.500%	02/01/45	1,209	1,308,100
4.500%	08/01/45	1,484	1,606,651
4.500%	11/01/45	74	79,569
4.500%	12/01/45	68	72,891
4.500%	01/01/46	90	97,179
4.500%	02/01/46	3,212	3,459,171
4.500%	02/01/46	44	47,179
4.500%	03/01/46	88	95,012
4.500%	04/01/46	1,508	1,620,219
4.500%	04/01/46	200	214,916
4.500%	04/01/46	2	2,533
4.500%	05/01/46	3	3,384
4.500%	07/01/46	64	68,236
4.500%	07/01/46	8	9,069
4.500%	08/01/46	678	730,846
4.500%	08/01/46	104	111,849
4.500%	08/01/46	10	10,849
4.500%	09/01/46	806	868,400
4.500%	09/01/46	48	51,859
4.500%	10/01/46	560	602,010
4.500%	10/01/46	361	387,812
4.500%	01/01/47	300	322,095
4.500%	01/01/47	100	107,190
4.500%	01/01/47	65	69,670
4.500%	01/01/47	50	53,604
4.500%	02/01/47	85	91,233
4.500%	02/01/47	60	64,400
4.500%	03/01/47	95	102,087

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.500%	TBA	9,863	$10,558,945
4.500%	TBA	25,499	27,340,230
5.000%	06/01/39	87	95,750
5.000%	12/01/39	168	183,113
5.000%	01/01/40	4	4,543
5.000%	04/01/40	374	408,684
5.000%	05/01/40	30	32,707
5.000%	06/01/40	21	22,834
5.000%	06/01/40	6	7,043
5.000%	06/01/40	5	5,786
5.000%	07/01/40	25	26,795
5.000%	07/01/40	4	4,915
5.000%	08/01/40	67	72,888
5.000%	09/01/40	12	13,370
5.000%	10/01/40	37	40,989
5.000%	02/01/41	305	333,737
5.000%	05/01/41	928	1,016,681
5.000%	05/01/41	339	370,797
5.000%	TBA	11,515	12,582,024
5.000%	TBA	400	410,525
5.500%	04/01/36	111	124,316
5.500%	05/01/36	63	69,969
5.500%	09/01/36	196	219,704
5.500%	08/01/37	144	161,012
5.500%	TBA	500	555,417
6.000%	03/01/34	1,921	2,198,267
6.320%	12/20/27	251	327,388
Financing Corp., Debs.
1.736%(s)	11/02/18	2,000	1,960,576
Government National Mortgage Assoc.
3.000%	TBA	400	403,377
3.500%	12/20/42	753	781,750
3.500%	12/20/42	186	193,419
3.500%	03/15/43	218	226,882
3.500%	03/15/43	43	44,171
3.500%	05/15/43	165	170,992
3.500%	06/20/43	425	442,055
3.500%	07/20/45	3,959	4,109,127
3.500%	10/20/46	711	738,180
3.500%	11/20/46	1,785	1,852,759
3.500%	12/20/46	552	573,090
3.500%	02/20/47	3,364	3,491,954
3.500%	04/20/47^	1,316	1,362,987
3.500%	TBA	1,868	1,936,883
3.500%	TBA	800	828,866
4.000%	12/15/40	115	121,711
4.000%	09/20/46	163	172,462
4.000%	11/20/46	507	535,771
4.000%	01/20/47	182	192,214
4.000%	02/20/47	1,674	1,769,687
4.000%	03/20/47	1,146	1,211,021
4.000%	04/20/47^	1,230	1,298,515
4.000%	TBA	3,529	3,726,703
4.000%	TBA	1,650	1,741,588
4.500%	08/15/39	808	864,726
4.500%	01/20/41	499	539,089
4.500%	03/20/41	76	82,553

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.500%	04/20/41	213		$230,441
4.500%	09/20/43	81		86,840
4.500%	08/20/46	117		124,771
4.500%	09/20/46	105		112,631
4.500%	10/20/46	85		90,456
4.500%	11/20/46	41		43,344
4.500%	01/20/47	72		77,347
4.500%	TBA	1,216		1,298,650
4.500%	TBA	1,000		1,067,656
5.000%	10/20/39	405		448,597
5.000%	TBA	1,000		1,072,977
5.000%	TBA	2,000		2,185,331
5.500%	07/20/40	747		817,354
6.000%	09/20/38	160		181,283
6.000%	10/20/38	202		231,470
Resolution Funding Corp., Sr. Unsec’d. Notes
8.125%	10/15/19	500		581,813

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $230,570,368)				230,604,209

U.S. TREASURY OBLIGATIONS — 2.6%
U.S. Treasury Bonds
3.000%	05/15/45	350		347,963
6.250%	05/15/30	—	(r)	142
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/20	3,755		3,951,159
0.125%	01/15/22	1,456		1,573,812
0.125%	07/15/22	895		952,255
0.125%	01/15/23	2,551		2,681,663
0.125%	07/15/24	1,495		1,514,403
0.125%	07/15/26	1,475		1,457,609
0.375%	07/15/23	1,980		2,098,689
0.375%	07/15/25	775		795,496
0.625%	07/15/21	1,037		1,158,257
0.625%	01/15/24	2,301		2,451,067
0.625%	01/15/26	855		889,494
0.750%	02/15/42	1,253		1,294,102
0.750%	02/15/45	515		505,465
1.000%	02/15/46	575		598,152
1.125%	01/15/21	1,805		2,109,328
1.250%	07/15/20	760		895,302
1.375%	01/15/20	990		1,170,931
1.375%	02/15/44	650		746,562
1.750%	01/15/28	825		1,081,134
2.125%	02/15/40	624		884,391
2.125%	02/15/41	774		1,087,899
2.375%	01/15/25	930		1,381,584
2.375%	01/15/27	785		1,117,016
2.500%	01/15/29	950		1,313,413
3.375%	04/15/32	45		86,445
3.625%	04/15/28	720		1,436,642
3.875%	04/15/29(k)	900		1,838,073
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/21	1,785		1,847,446
0.375%	01/15/27	2,205		2,206,645
0.875%	02/15/47	460		455,570
0.125%	04/15/19	213		223,417
0.250%	01/15/25	1,495		1,519,459

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
0.625%	02/15/43	1,130	$1,109,410
2.000%	01/15/26(k)	705	978,438
U.S. Treasury Notes
1.375%	07/31/18	4,112	4,123,888
2.000%	08/15/25(k)	5,500	5,355,625
2.125%	05/15/25	1,775	1,748,237
U.S. Treasury Strips Coupon
2.045%(s)	05/15/25	3,420	2,805,200

TOTAL U.S. TREASURY OBLIGATIONS (cost $59,878,263)			59,791,783

TOTAL LONG-TERM INVESTMENTS (cost $1,833,422,914)			1,882,353,114

		Shares
SHORT-TERM INVESTMENTS — 28.2%
AFFILIATED MUTUAL FUNDS — 28.2%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)		536,358,940	536,358,940

Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $125,728,072; includes $125,583,493 of cash collateral for securities on loan)(b)(w)		125,694,234	125,719,373

TOTAL AFFILIATED MUTUAL FUNDS (cost $662,087,012)			662,078,313

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* — 0.0%
Call Options — 0.0%
10 Year U.S. Treasury Notes Futures,
expiring 04/21/17, Strike Price $125.00		28	19,688
Currency Option Euro vs United States Dollar,
expiring 05/11/17, Strike Price 1.09	Deutsche Bank AG	EUR 450	2,239
Currency Option United States Dollar vs
Japanese Yen,
expiring 07/07/17, Strike Price 115.00	Deutsche Bank AG	965	6,023

			27,950

Put Options — 0.0%
10 Year U.S. Treasury Notes Futures,
expiring 04/21/17, Strike Price $122.00		16	500
Currency Option British Pound vs United
States Dollar,
expiring 05/19/17, Strike Price 1.20	Goldman Sachs & Co.	GBP 2,080	4,411

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
Interest Rate Swap Options,
Pay a fixed rate of 2.68% and receive a floating rate based on 3 Month
LIBOR,	Deutsche Bank
expiring 01/12/21	AG	150	$17,236
Pay a fixed rate of 3.25% and receive a floating rate based on 3 Month
LIBOR,	Deutsche Bank
expiring 01/05/22	AG	1,300	28,453

			50,600

TOTAL OPTIONS PURCHASED (cost $100,516)			78,550

TOTAL SHORT-TERM INVESTMENTS (cost $662,187,528)			662,156,863

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 108.5% (cost $2,495,610,442)			2,544,509,977

Interest Rate	Maturity Date	Principal Amount (000)#
SECURITIES SOLD SHORT — (1.3)%

U.S. GOVERNMENT AGENCY OBLIGATIONS - SHORT
Federal Home Loan Mortgage Corp.
3.500%	TBA	1,060	(1,104,015)
4.000%	TBA	441	(462,460)
Federal National Mortgage Assoc.
3.000%	TBA	1,029	(1,020,103)
3.000%	TBA	5,479	(5,618,248)
3.500%	TBA	2,352	(2,400,791)
3.500%	TBA	9,747	(9,970,088)
3.500%	TBA	1,816	(1,889,649)
Government National Mortgage Assoc.
3.000%	TBA	7,225	(7,288,219)

TOTAL SECURITIES SOLD SHORT (proceeds received $29,491,840)			(29,753,573)

	Counterparty	Notional Amount (000)#
OPTIONS WRITTEN* — 0.0%
Call Options — 0.0%
10 Year U.S. Treasury Notes Futures,
expiring 04/21/17, Strike Price 126.00		16	(1,250)

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
Currency Option British Pound vs United States Dollar,
expiring 05/19/17, Strike Price 1.29	Goldman Sachs & Co.	GBP 770	$(3,006)
Currency Option Euro vs United States Dollar,
expiring 05/11/17, Strike Price 109.00	UBS AG	EUR 450	(2,239)
Interest Rate Swap Options,
Pay a fixed rate of 0.90%and receive a floating rate based on 3 Month LIBOR, expiring 06/07/18	Deutsche Bank AG	2,700	(592)
Pay a fixed rate of 1.70%and receive a floating rate based on 3 Month LIBOR, expiring 03/29/19	Deutsche Bank AG	2,220	(7,670)

			(14,757)

Put Options — 0.0%
Currency Option British Pound vs United States Dollar,
expiring 05/19/17, Strike Price 1.17	Goldman Sachs & Co.	GBP 2,080	(1,369)
Interest Rate Swap Options,
Receive a fixed rate of 1.90% and pay a floating rate based on 3 Month LIBOR, expiring 06/07/18	Deutsche Bank AG	2,700	(17,906)
Receive a fixed rate of 2.70% and pay a floating rate based on 3 Month LIBOR, expiring 03/29/19	Deutsche Bank AG	2,220	(10,913)

			(30,188)

TOTAL OPTIONS WRITTEN (premiums received $69,390)			(44,945)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 107.2% (cost $2,466,049,212)			2,514,711,459
Liabilities in excess of other assets(z) — (7.2)%			(169,701,737)

NET ASSETS — 100.0%			$2,345,009,722

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $10,222,131 and 0.4% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $122,707,674; cash collateral of $125,583,493 (including in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.

(d)	Post maturity date.

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $638,099 is approximately 0.0% of net assets.

(i)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
12	2 Year U.S. Treasury Notes	Jun. 2017	$2,591,625	$2,597,438	$5,813
837	5 Year U.S. Treasury Notes	Jun. 2017	98,089,682	98,537,133	447,451
295	10 Year U.S. Treasury Notes	Jun. 2017	36,830,543	36,745,938	(84,605)

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Futures contracts outstanding at March 31, 2017 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Positions (cont’d.):
80	20 Year U.S. Treasury Bonds	Jun. 2017	$12,027,484	$12,067,501	$40,017
41	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	6,498,177	6,585,625	87,448
39	ASX SPI 200 Index	Jun. 2017	4,277,218	4,356,177	78,959
135	British Pound Currency	Jun. 2017	10,320,236	10,594,125	273,889
448	CAC40 10 Euro	Apr. 2017	23,782,708	24,448,399	665,691
76	DAX Index	Jun. 2017	24,332,741	24,990,985	658,244
685	Euro Currency	Jun. 2017	90,811,076	91,807,125	996,049
7	Euro-BTP Italian Government Bond	Jun. 2017	975,954	975,944	(10)
7	Euro-OAT	Jun. 2017	1,096,835	1,098,039	1,204
121	FTSE 100 Index	Jun. 2017	11,031,630	11,029,700	(1,930)
1,280	Mini MSCI Emerging Markets Index	Jun. 2017	60,022,399	61,529,600	1,507,201
618	NASDAQ 100 E-Mini Index	Jun. 2017	66,733,905	67,219,860	485,955
85	Nikkei 225 Index	Jun. 2017	14,680,526	14,437,707	(242,819)
7	S&P 500 E-Mini Index	Jun. 2017	828,175	825,720	(2,455)
44	S&P/TSX 60 Index	Jun. 2017	6,034,834	6,035,628	794
74	Swiss Franc Currency	Jun. 2017	9,178,191	9,287,000	108,809

					5,025,705

Short Positions:
30	90 Day Euro Dollar	Dec. 2018	7,349,600	7,349,250	350
11	2 Year U.S. Treasury Notes	Jun. 2017	2,382,072	2,380,984	1,088
2	5 Year Euro-Bobl	Jun. 2017	283,044	281,209	1,835
1	10 Year Australian Treasury Bonds	Jun. 2017	729,665	731,847	(2,182)
11	10 Year Euro-Bund	Jun. 2017	1,896,446	1,894,237	2,209
1	10 Year Japanese Bonds	Jun. 2017	1,346,627	1,349,861	(3,234)
6	10 Year U.K. Gilt	Jun. 2017	951,863	959,068	(7,205)
37	10 Year U.S. Treasury Notes	Jun. 2017	4,617,681	4,608,813	8,868
84	10 Year U.S. Ultra Treasury Bonds	Jun. 2017	11,211,898	11,246,812	(34,914)
13	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	2,078,432	2,088,125	(9,693)
139	Australian Dollar Currency	Jun. 2017	10,525,987	10,614,039	(88,052)
237	Canadian Dollar Currency	Jun. 2017	17,646,928	17,853,210	(206,282)
22	Euro Schatz. DUA Index	Jun. 2017	2,635,982	2,634,353	1,629
1,222	Euro STOXX 50 Index	Jun. 2017	43,293,627	44,662,485	(1,368,858)
39	Euro-BTP Italian Government Bond	Jun. 2017	4,667,915	4,670,198	(2,283)
2	Euro-OAT	Jun. 2017	314,152	313,726	426
253	Japanese Yen Currency	Jun. 2017	27,701,999	28,498,869	(796,870)
14	Russell 2000 Mini Index	Jun. 2017	956,900	969,080	(12,180)
747	S&P 500 E-Mini Index	Jun. 2017	88,568,985	88,116,120	452,865

					(2,062,483)

					$2,963,222

Cash of $14,116,101 and U.S. Treasury Obligations with a market value of $1,252,330 have been segregated with Goldman Sachs & Co. to cover requirement for open futures contracts at March 31, 2017.

Forward foreign currency exchange contracts outstanding at March 31, 2017:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
	Australia and New Zealand
Expiring 04/05/17	Banking Group	AUD	106	$ 80,883	$ 80,977	$ 94
Expiring 06/21/17	Bank of New York Mellon	AUD	970	730,294	739,944	9,650
British Pound,
Expiring 05/08/17	Citigroup Global Markets	GBP	190	237,581	238,264	683
Expiring 05/08/17	Commonwealth Equty Services	GBP	103	129,937	129,557	(380)
Expiring 05/08/17	Deutsche Bank AG	GBP	570	712,728	714,792	2,064
Expiring 05/08/17	Deutsche Bank AG	GBP	277	348,137	346,971	(1,166)
Expiring 05/08/17	Deutsche Bank AG	GBP	80	100,019	100,321	302

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
British Pound (cont’d.),
Expiring 05/08/17	Morgan Stanley	GBP	380	$ 475,125	$ 476,528	$ 1,403
Expiring 05/08/17	Morgan Stanley	GBP	195	244,444	244,534	90
Expiring 05/08/17	Royal Bank of Scotland Group PLC	GBP	185	231,845	231,994	149
Expiring 06/21/17	JPMorgan Chase	GBP	4,113	5,014,261	5,163,651	149,390
Canadian Dollar,
Expiring 06/21/17	Bank of New York Mellon	CAD	1,298	973,684	977,185	3,501
Expiring 06/21/17	JPMorgan Chase	CAD	362	269,348	272,528	3,180
Euro,
Expiring 06/21/17	UBS AG	EUR	3,658	3,960,246	3,917,994	(42,252)
Japanese Yen,
Expiring 06/21/17	Citigroup Global Markets	JPY	84,399	759,465	760,616	1,151
Norwegian Krone,
Expiring 06/21/17	Bank of New York Mellon	NOK	8,564	1,009,023	998,283	(10,740)
Swedish Krona,
Expiring 06/21/17	Citigroup Global Markets	SEK	3,443	387,052	385,809	(1,243)
Expiring 06/21/17	Credit Suisse First Boston Corp.	SEK	23,590	2,627,222	2,643,398	16,176

				$18,291,294	$18,423,346	132,052

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/05/17	Citigroup Global Markets	AUD	106	$ 81,238	$ 80,976	$ 262
Expiring 06/21/17	Bank of New York Mellon	AUD	523	400,245	398,960	1,285
British Pound,
Expiring 04/05/17	Barclays Capital Group	GBP	2,176	2,705,760	2,726,625	(20,865)
Expiring 04/05/17	Barclays Capital Group	GBP	265	329,516	332,057	(2,541)
Expiring 04/05/17	UBS AG	GBP	98	120,456	122,799	(2,343)
Expiring 05/04/17	Credit Suisse First Boston Corp.	GBP	2,057	2,566,828	2,579,279	(12,451)
Expiring 05/04/17	Credit Suisse First Boston Corp.	GBP	265	330,680	332,284	(1,604)
Expiring 05/08/17	Citigroup Global Markets	GBP	80	100,125	100,322	(197)
Expiring 05/08/17	Hong Kong & Shanghai Bank	GBP	1,905	2,386,803	2,388,910	(2,107)
Expiring 05/08/17	Hong Kong & Shanghai Bank	GBP	22	27,346	27,589	(243)
Expiring 06/21/17	Credit Suisse First Boston Corp.	GBP	1,255	1,573,617	1,575,585	(1,968)
Canadian Dollar,
Expiring 04/05/17	Hong Kong & Shanghai Bank	CAD	4,012	3,029,987	3,017,103	12,884
Expiring 05/04/17	Credit Suisse First Boston Corp.	CAD	3,601	2,701,284	2,709,153	(7,869)
Euro,
Expiring 04/05/17	Bank of America	EUR	14,072	14,939,328	15,015,419	(76,091)
Expiring 04/05/17	Bank of America	EUR	307	324,313	327,582	(3,269)
Expiring 04/05/17	Bank of America	EUR	202	214,039	215,543	(1,504)
Expiring 04/05/17	Bank of America	EUR	112	118,492	119,508	(1,016)
Expiring 04/05/17	Bank of America	EUR	100	105,665	106,704	(1,039)
Expiring 04/05/17	Bank of America	EUR	37	40,569	39,833	736
Expiring 04/05/17	Bank of America	EUR	27	28,831	28,810	21
Expiring 04/05/17	Bank of America	EUR	24	25,479	25,609	(130)
Expiring 04/05/17	Bank of America	EUR	1	1,062	1,067	(5)
Expiring 04/05/17	Credit Suisse First Boston Corp.	EUR	24	25,944	25,609	335
Expiring 04/05/17	Goldman Sachs & Co.	EUR	32	33,827	34,145	(318)
Expiring 04/05/17	Goldman Sachs & Co.	EUR	5	5,286	5,335	(49)
Expiring 04/05/17	Goldman Sachs & Co.	EUR	2	2,115	2,135	(20)
Expiring 04/05/17	Northern Trust Bank FSB	EUR	127	136,306	135,366	940
Expiring 04/05/17	Royal Bank of Canada	EUR	92	97,355	98,168	(813)
Expiring 04/05/17	Royal Bank of Scotland Group PLC	EUR	23	24,339	24,542	(203)

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 04/05/17	State Street Bank	EUR	56	$ 59,542	$ 59,754	$ (212)
Expiring 04/05/17	State Street Bank	EUR	6	6,349	6,403	(54)
Expiring 05/04/17	Bank of America	EUR	1	1,078	1,069	9
Expiring 05/04/17	Credit Suisse First Boston Corp.	EUR	14,580	15,606,141	15,578,008	28,133
Expiring 05/04/17	Credit Suisse First Boston Corp.	EUR	361	386,407	385,710	697
Expiring 05/04/17	Credit Suisse First Boston Corp.	EUR	29	31,060	30,985	75
Expiring 05/04/17	Goldman Sachs & Co.	EUR	37	39,875	39,532	343
Expiring 06/21/17	Credit Suisse First Boston Corp.	EUR	1,103	1,170,354	1,181,397	(11,043)
Japanese Yen,
Expiring 04/05/17	Bank of America	JPY	52,137	464,934	468,401	(3,467)
Expiring 04/05/17	UBS AG	JPY	52,137	465,725	468,401	(2,676)
Expiring 05/08/17	Citigroup Global Markets	JPY	104,243	938,200	937,745	455
Expiring 06/21/17	Credit Suisse First Boston Corp.	JPY	16,724	146,533	150,719	(4,186)
Expiring 06/21/17	JPMorgan Chase	JPY	66,238	586,691	596,946	(10,255)
New Zealand Dollar,
	Australia and New Zealand
Expiring 04/05/17	Banking Group	NZD	740	532,066	518,503	13,563
	Australia and New Zealand
Expiring 04/05/17	Banking Group	NZD	78	54,867	54,672	195
Expiring 05/04/17	Credit Suisse First Boston Corp.	NZD	818	570,616	572,915	(2,299)
Expiring 06/21/17	Credit Suisse First Boston Corp.	NZD	61	42,114	42,671	(557)
Norwegian Krone,
Expiring 06/21/17	Bank of New York Mellon	NOK	22,833	2,691,873	2,661,584	30,289
Singapore Dollar,
Expiring 06/21/17	JPMorgan Chase	SGD	1,234	881,934	882,717	(783)
Expiring 06/21/17	JPMorgan Chase	SGD	926	653,390	662,395	(9,005)
Swiss Franc,
Expiring 06/21/17	Citigroup Global Markets	CHF	1,018	1,030,314	1,021,466	8,848
Expiring 06/21/17	Credit Suisse First Boston Corp.	CHF	649	644,047	651,210	(7,163)

				$59,480,945	$59,570,220	(89,275)

						$ 42,777

Credit default swap agreements outstanding at March 31, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2017(5)	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
Chesapeake Energy Corp.	12/20/21	5.000%	190	5.568%	$ (7,600)	$ (3,637)	$ 3,963

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
Garfunkelux Holdco 3 SA^	06/20/22	5.000%	EUR 11	*	$ (742)	$(771)	$29	Credit Suisse First Boston Corp.
Hellenic Telecommuni-cations Organization S.A.	12/20/21	5.000%	EUR 30	3.181%	2,588	1,729	859	Goldman Sachs &Co.
Standard North American	09/20/17	8.000%	300	0.137%	12,208	—	12,208	Deutsche Bank AG

					$14,054	$958	$13,096

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at March 31, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.iTraxx.XO.27.V1	06/20/22	5.000%	EUR	150	$ (15,220)	$ (16,029)	$ (809)
CDX.NA.IG.27.V1	12/20/21	1.000%		39,393	(655,290)	(744,739)	(89,449)
					$(670,510)	$(760,768)	$(90,258)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at March 31, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.NA.HY.28.V1	06/20/22	5.000%		764	$ 50,286	$ 56,417	$ 6,131

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*	Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

Interest rate swap agreements outstanding at March 31, 2017:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
GBP	800	02/15/47	1.608%	6 Month GBP	$ —	$ (49,984)	$ (49,984)
				LIBOR(1)
	8,595	01/12/19	2.155%	U.S. CPI Urban	—	19,564	19,564
				Consumers NSA
				Index(1)
	8,600	01/13/19	2.235%	U.S. CPI Urban	—	6,777	6,777
				Consumers NSA
				Index(1)

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest rate swap agreements outstanding at March 31, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
11,585	01/17/19	2.249%	U.S. CPI Urban	$—	$577	$577
			Consumers NSA
			Index(1)
1,490	01/09/20	1.862%	3 Month LIBOR(1)	—	2,451	2,451
1,680	08/31/21	2.050%	3 Month LIBOR(1)	—	239	239
520	08/31/21	1.680%	1 Day USOIS(1)	—	1,626	1,626
9,685	02/01/22	2.260%	U.S. CPI Urban	—	(22,185)	(22,185)
			Consumers NSA
			Index(1)
9,685	02/02/22	2.247%	U.S. CPI Urban	—	(16,374)	(16,374)
			Consumers NSA
			Index(1)
270	11/15/26	2.450%	3 Month LIBOR(1)	—	(473)	(473)
450	01/07/27	2.680%	3 Month LIBOR(2)	—	(2,005)	(2,005)
50	08/31/46	1.728%	3 Month LIBOR(2)	(8,829)	(10,279)	(1,450)

				$(8,829)	$(70,066)	$(61,237)

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
EUR	95	03/15/27	1.470%	Eurostat	$(1,412)	$—	$(1,412)	Deutsche Bank AG
				Eurozone HICP
				ex Tobacco(1)
EUR	95	03/15/47	1.970%	Eurostat	5,023	—	5,023	Deutsche Bank AG
				Eurozone HICP
				ex Tobacco(2)
GBP	635	02/15/27	3.525%	U.K. Retail Price	4,771	—	4,771	Citigroup Global Markets
				Index(2)
GBP	445	02/15/47	3.614%	U.K. Retail Price	43,014	—	43,014	Citigroup Global Markets
				Index(2)
GBP	70	03/15/47	3.568%	U.K. Retail Price	(4,071)	—	(4,071)	Deutsche Bank AG
				Index(1)
GBP	35	03/23/47	3.485%	U.K. Retail Price	(16)	—	(16)	Deutsche Bank AG

				Index(1)
					$47,309	$—	$47,309

Cash of $407,370, $631,000 and $992,000 have been segregated with Barclays Capital Group, Credit Suisse First Boston Corp., Goldman Sachs

& Co., respectively to cover requirement for open centrally cleared interest rate and credit default swap contracts as of March 31, 2017.

(1) Portfolio pays the fixed rate and receives the floating rate.

(2) Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2017:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
			Pay fixed payments on the BCOM Index and receive variable
Bank of America	08/31/17	119,547	payments based on USB3MTA	$ (3,951,635)	$ —	$ (3,951,635)
			Pay fixed payments on the RMS G Index and receive variable payments based on the 3 Month
Deutsche Bank AG	06/21/17	223,651	LIBOR +28 bps	3,418,233	—	3,418,233

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Counterparty	Termination Date	Long(Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (cont’d.):
				Pay fixed payments on the NDDLSZ Index and receive variable payments based on the 3
JPMorgan Chase	04/07/17	CHF	6,055	Month LIBOR +10 bps	$409,904	$ —	$409,904

					$(123,498)	$ —	$(123,498)

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$419,058,695	$266,812,181	$347,990
Preferred Stocks	3,065,840	2,511,082	3,078,451
Unaffiliated Exchange Traded Funds	150,890,420	—	—
Rights	39	—	—
Asset-Backed Securities
Collateralized Loan Obligations	—	9,290,860	—
Non-Residential Mortgage-Backed Securities	—	79,148,902	1,774,829
Residential Mortgage-Backed Securities	—	309,560	—
Bank Loans	—	23,237,701	1,941,811
Commercial Mortgage-Backed Securities	—	29,051,376	—
Convertible Bonds	—	1,035,426	—
Corporate Bonds	—	561,366,241	418,290
Foreign Government Bonds	—	7,177,580	—
Municipal Bonds	—	2,788,878	—
Residential Mortgage-Backed Securities	—	28,650,970	—
U.S. Government Agency Obligations	—	227,942,707	2,661,502
U.S. Treasury Obligations	—	59,791,783	—
Affiliated Mutual Funds	662,078,313	—	—
Options Purchased	20,188	58,362	—
U.S. Government Agency Obligations - Short	—	(29,753,573)	—
Options Written	(1,250)	(43,695)	—
Other Financial Instruments*
Futures Contracts	2,963,222	—	—
OTC Forward Foreign Currency Exchange Contracts	—	42,777	—
Centrally Cleared Credit Default Swap Agreements	—	(80,164)	—
OTC Credit Default Swap Agreements	—	14,796	(742)
Centrally Cleared Interest Rate Swap Agreements	—	(61,237)	—
OTC Interest Rate Swap Agreements	—	47,309	—
OTC Total Return Swap Agreements	—	(123,498)	—

Total	$1,238,075,467	$1,269,216,324	$10,222,131

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Commodity contracts	$(3,951,635)
Credit contracts	(66,110)
Equity contracts	6,049,643
Foreign exchange contracts	336,379
Interest rate contracts	467,830

Total	$2,836,107

AST BLACKROCK iSHARES ETF PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.3%
UNAFFILIATED EXCHANGE TRADED FUNDS
iShares 1-3 Year Credit Bond ETF	27,032	$2,844,577
iShares Core S&P 500 ETF	389,280	92,364,466
iShares Core U.S. Aggregate Bond ETF	1,640,224	177,947,902
iShares iBoxx $ High Yield Corporate Bond ETF(a)	143,867	12,628,645
iShares iBoxx $ Investment Grade Corporate Bond ETF	204,787	24,146,435
iShares Intermediate Credit Bond ETF	107,360	11,697,947
iShares MSCI EAFE ETF(a)	1,031,721	64,265,901
iShares Russell 2000 Index Fund ETF(a)	157,767	21,689,807

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $391,674,218)		407,585,680

SHORT-TERM INVESTMENTS — 24.0%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	19,058,477	19,058,477
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $83,525,860; includes $83,409,275 of cash collateral for securities on loan)(b)(w)	83,505,502	83,522,203

TOTAL SHORT-TERM INVESTMENTS (cost $102,584,337)		102,580,680

Value
TOTAL INVESTMENTS — 119.3% (cost $494,258,555)	$510,166,360
Liabilities in excess of other assets(z) — (19.3)%	(82,494,974)

NET ASSETS — 100.0%	$427,671,386

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $81,571,752; cash collateral of $83,409,275 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
79	CAC40 10 Euro	Apr. 2017	$4,193,742	$4,311,213	$117,471
13	DAX Index	Jun. 2017	4,162,186	4,274,774	112,588
153	Euro Currency	Jun. 2017	20,283,350	20,505,825	222,475
28	S&P 500 E-Mini Index	Jun. 2017	3,284,550	3,302,880	18,330

					470,864

Short Positions:
34	Australian Dollar Currency	Jun. 2017	2,574,702	2,596,240	(21,538)
74	Japanese Yen Currency	Jun. 2017	8,102,561	8,335,638	(233,077)

					(254,615)

					$216,249

Cash of $1,154,350 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at March 31, 2017.

AST BLACKROCK iSHARES ETF PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Unaffiliated Exchange Traded Funds	$407,585,680	$ —	$ —
Affiliated Mutual Funds	102,580,680	—	—

Other Financial Instruments*
Futures Contracts	216,249	—	—

Total	$510,382,609	$ —	$ —

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Equity contracts	$248,389
Foreign exchange contracts	(32,140)

Total	$216,249

AST BLACKROCK LOW DURATION BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 102.1%
ASSET-BACKED SECURITIES — 23.9%

Collateralized Loan Obligations — 5.0%
Anchorage Capital CLO 4 Ltd. (Cayman Islands), Series 2014-4A, Class A1A, 144A	2.489%(c)	07/28/26	2,000	$2,006,221
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands), Series 2016-FL1A, Class A, 144A	2.612%(c)	09/15/26	1,150	1,146,194
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	2.223%(c)	07/15/24	2,350	2,350,434
BlueMountain CLO Ltd. (Cayman Islands), Series 2012-1A, Class A, 144A	2.350%(c)	07/20/23	1,103	1,103,990
Catamaran CLO Ltd. (Cayman Islands), Series 2012-1A, Class AR, 144A	2.342%(c)	12/20/23	1,890	1,889,815
Cent CLO Ltd. (Cayman Islands), Series 2012-16A, Class A2R, 144A	3.284%(c)	08/01/24	3,500	3,517,649
CIFC Funding Ltd. (Cayman Islands), Series 2013-4A, Class B1R, 144A	2.690%(c)	11/17/24	2,000	2,002,413
Flatiron CLO Ltd. (Cayman Islands), Series 2011-1A, Class A, 144A	2.573%(c)	01/15/23	1,121	1,120,910
GoldenTree Loan Opportunities VII Ltd. (Cayman Islands), Series 2013-7A, Class A, 144A	2.188%(c)	04/25/25	300	299,898
Madison Park Funding XI Ltd. (Cayman Islands), Series 2013-11A, Class A1A, 144A	2.321%(c)	10/23/25	1,000	1,001,175
MP CLO IV Ltd. (Cayman Islands), Series 2013-2A, Class A2BR, 144A	3.238%(c)	10/25/25	1,750	1,766,180
Oaktree CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1AR, 144A^	2.250%(c)	10/20/26	1,000	1,004,500
OCP CLO Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	2.553%(c)	04/17/27	4,500	4,499,907
Octagon Investment Partners XIV Ltd. (Cayman Islands), Series 2012-1A, Class A1, 144A	2.423%(c)	01/15/24	2,000	2,000,242
Palmer Square CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1AR, 144A^	2.590%(c)	10/17/27	5,000	5,018,110
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.073%(c)	04/15/25	1,500	1,499,898

				32,227,536

Non-Residential Mortgage-Backed Securities — 18.8%
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A3	1.870%	08/18/21	490	489,430
Chase Issuance Trust, Series 2016-A2, Class A	1.370%	06/15/21	6,500	6,456,713
Chesapeake Funding II LLC, Series 2016-1A, Class A1, 144A	2.110%	03/15/28	5,687	5,677,963
Chesapeake Funding II LLC, Series 2016-2A, Class A1, 144A	1.880%	06/15/28	4,630	4,616,916
CNH Equipment Trust, Series 2016-B, Class A3	1.630%	08/15/21	2,300	2,297,079
Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A, 144A	2.420%	11/15/23	6,380	6,387,534
Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 144A	2.150%	04/15/24	6,160	6,124,489
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A, 144A	2.560%	10/15/25	2,350	2,348,786
Discover Card Execution Note Trust, Series 2015-A2, Class A	1.900%	10/17/22	3,322	3,319,087
Discover Card Execution Note Trust, Series 2016-A4, Class A4	1.390%	03/15/22	5,090	5,044,298
Drive Auto Receivables Trust, Series 2017-AA, Class A3, 144A	1.770%	01/15/20	1,490	1,490,002

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Enterprise Fleet Financing LLC, Series 2015-2, Class A3, 144A	2.090%	02/22/21	3,300	$3,308,486
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 144A	1.740%	02/22/22	3,650	3,642,157
Enterprise Fleet Financing LLC, Series 2016-2, Class A3, 144A	2.040%	02/22/22	1,710	1,696,715
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%	07/20/22	870	870,834
Enterprise Fleet Financing LLC, Series 2017-1, Class A3, 144A	2.600%	07/20/22	550	548,275
Ford Credit Floorplan Master Owner Trust A, Series 2016-5, Class A1	1.950%	11/15/21	1,800	1,799,371
Honda Auto Receivables Owner Trust, Series 2016-2, Class A3	1.390%	04/15/20	3,410	3,403,236
Hyundai Floorplan Master Owner Trust, Series 2016-1A, Class A2, 144A	1.810%	03/15/21	490	489,559
Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A4	1.750%	12/15/21	4,310	4,311,303
Mercedes-Benz Master Owner Trust, Series 2016-BA, Class A, 144A	1.612%(c)	05/17/21	3,250	3,271,048
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 144A	2.112%(c)	12/15/28	900	912,863
Nissan Auto Receivables Owner Trust, Series 2015-B, Class A4	1.790%	01/17/22	3,900	3,900,929
Nissan Master Owner Trust Receivables, Series 2016-A, Class A2	1.540%	06/15/21	3,380	3,354,383
PFS Financing Corp., Series 2016-BA, Class A, 144A	1.870%	10/15/21	650	643,299
Santander Drive Auto Receivables Trust, Series 2017-1, Class A3	1.770%	09/15/20	440	439,661
SLC Student Loan Trust, Series 2006-2, Class A5	1.231%(c)	09/15/26	1,967	1,959,352
SLM Private Credit Student Loan Trust, Series 2004-A, Class A3	1.531%(c)	06/15/33	5,648	5,469,466
SLM Private Credit Student Loan Trust, Series 2005-B, Class A2	1.311%(c)	03/15/23	65	65,160
SLM Private Education Loan Trust, Series 2012-A, Class A2, 144A	3.830%	01/17/45	729	743,500
SLM Private Education Loan Trust, Series 2012-B, Class A2, 144A	3.480%	10/15/30	499	503,935
SLM Student Loan Trust, Series 2005-3, Class A5	1.128%(c)	10/25/24	1,443	1,438,581
SMB Private Education Loan Trust, Series 2015-A, Class A1, 144A	1.512%(c)	07/17/23	2,107	2,107,928
SMB Private Education Loan Trust, Series 2016-A, Class A2A, 144A	2.700%	05/15/31	1,430	1,428,854
SMB Private Education Loan Trust, Series 2017-A, Class A1, 144A	1.230%(c)	06/17/24	4,285	4,285,037
SoFi Professional Loan Program LLC, Series 2014-B, Class A2, 144A	2.550%	08/27/29	2,601	2,607,869
Sofi Professional Loan Program LLC, Series 2016-A, Class A2, 144A	2.760%	12/26/36	1,244	1,253,716
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B, 144A	2.360%	12/27/32	500	493,393
SoFi Professional Loan Program LLC, Series 2016-D, Class A2A, 144A	1.530%	04/25/33	1,067	1,063,677

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
SoFi Professional Loan Program LLC, Series 2016-D, Class A2B, 144A	2.340%	04/25/33	450	$441,843
Synchrony Credit Card Master Note Trust, Series 2016-2, Class A	2.210%	05/15/24	9,485	9,446,316
Synchrony Credit Card Master Note Trust, Series 2016-3, Class A	1.580%	09/15/22	3,910	3,878,798
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 144A	1.590%	05/20/25	520	520,022
World Financial Network Credit Card Master Trust, Series 2012-C, Class A	2.230%	08/15/22	2,500	2,518,888
World Financial Network Credit Card Master Trust, Series 2016-A, Class A	2.030%	04/15/25	3,380	3,329,735

				120,400,486

Residential Mortgage-Backed Securities — 0.1%
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE30, Class A2	1.682%(c)	07/25/32	3	2,175
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE1, Class A2	1.722%(c)	08/25/32	97	88,080
Credit-Based Asset Servicing & Securitization LLC, Series 2007-CB6, Class A1, 144A	0.898%(c)	07/25/37	647	405,555
Renaissance Home Equity Loan Trust, Series 2004-3, Class AV2A	1.342%(c)	11/25/34	111	97,726

				593,536

TOTAL ASSET-BACKED SECURITIES (cost $153,542,870)				153,221,558

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.3%
BAMLL Commercial Mortgage Securities Trust, Series 2015-ASHF, Class A, 144A	2.132%(c)	01/15/28	4,600	4,614,051
Banc of America Commercial Mortgage Trust, Series 2008-1, Class A1A	6.187%(c)	02/10/51	2,178	2,216,447
Bear Stearns Deutsche Bank Trust, Series 2005-AFR1, Class E, 144A	5.156%	09/15/27	1,580	1,686,857
Bear Stearns Deutsche Bank Trust, Series 2005-AFR1, Class F, 144A	5.195%	09/15/27	1,250	1,335,089
CD Mortgage Trust, Series 2006-CD3, Class AM .	5.648%	10/15/48	5,340	5,446,464
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 144A	2.312%(c)	12/15/27	1,305	1,307,352
CFCRE Mortgage Trust, Series 2015-RUM, Class A, 144A	2.612%(c)	07/15/30	3,250	3,254,716
Citigroup Commercial Mortgage Trust, Series 2010-RR3, Class MLSR, 144A	5.790%(c)	06/14/50	193	193,239
Commercial Mortgage Trust, Series 2005-C6, Class F, 144A	5.813%(c)	06/10/44	1,320	1,373,838
Commercial Mortgage Trust, Series 2013-CR10, Class ASB	3.795%	08/10/46	3,000	3,155,128
Commercial Mortgage Trust, Series 2014-TWC, Class A, 144A	1.731%(c)	02/13/32	2,500	2,506,271
Commercial Mortgage Trust, Series 2015-CR23, Class A2	2.852%	05/10/48	3,200	3,262,599
Core Industrial Trust, Series 2015-CALW, Class A, 144A	3.040%	02/10/34	4,600	4,696,837
Cosmopolitan Hotel Trust, Series 2016-CSMO, Class A, 144A	2.312%(c)	11/15/33	2,110	2,127,165

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class G, 144A	5.685%(c)	02/15/39	1,823	$1,796,227
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, IO	1.814%(c)	01/15/49	1,795	204,427
DBUBS Mortgage Trust, Series 2011-LC2A, Class A3FL, 144A	2.208%(c)	07/12/44	4,262	4,284,540
FHLMC Multifamily Structured Pass-Through Certificates, Series KJ05, Class A2	2.158%	10/25/21	1,541	1,519,385
FHLMC Multifamily Structured Pass-Through Certificates, Series KP03, Class A2	1.780%	07/25/19	9,188	9,128,769
FHLMC Multifamily Structured Pass-Through Certificates, Series KW01, Class X1, IO	0.979%(c)	01/25/26	6,369	418,176
GS Mortgage Securities Trust, Series 2013-NYC5, Class A, 144A	2.318%	01/10/30	1,040	1,042,436
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4	3.377%	05/10/45	2,745	2,847,302
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class XA, IO	0.942%(c)	09/15/47	23,114	1,215,385
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A2	3.087%	07/15/48	1,750	1,792,036
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4	3.483%	06/15/45	1,180	1,225,324
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class XA, IO	0.825%(c)	12/15/49	5,990	299,440
Madison Avenue Trust, Series 2013-650M, Class A, 144A	3.843%	10/12/32	5,000	5,233,937
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class XA, IO	0.779%(c)	12/15/49	4,990	276,279
Morgan Stanley Capital I Trust, Series 2007-HQ13, Class A3	5.569%	12/15/44	1,957	1,976,463
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4	5.809%	12/12/49	2,979	2,996,149
Morgan Stanley Capital I Trust, Series 2008-T29, Class A4	6.301%(c)	01/11/43	820	839,866
Morgan Stanley Capital I Trust, Series 2015-XLF1, Class A, 144A	2.041%(c)	08/14/31	3,965	3,960,846
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class AAB	2.687%	03/10/46	1,000	1,006,936
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%(c)	05/15/46	3,384	3,410,908
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class A, 144A	1.942%(c)	02/15/27	6,500	6,510,176
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A2	2.848%	09/15/57	8,000	8,129,774
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class ASB	2.654%	05/15/45	1,000	1,010,024

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $99,524,209)				98,300,858

CORPORATE OBLIGATIONS — 33.7%

Airlines — 0.8%
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%	03/13/20	318	320,574
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.625%	03/15/22	425	433,842
US Airways 2011-1 Class B Pass-Through Trust, Pass-Through Certificates	9.750%	04/22/20	2,663	2,956,083

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)

Airlines (cont’d.)
US Airways 2012-1 Class B Pass-Through Trust, Pass-Through Certificates	8.000%	04/01/21	1,133	$1,223,539

				4,934,038

Auto Manufacturers — 2.3%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	2.150%	04/06/20	870	870,112
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	1.897%	08/12/19	345	341,712
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.681%	01/09/20	3,300	3,323,493
General Motors Financial Co., Inc., Gtd. Notes	2.400%	05/09/19	900	901,936
General Motors Financial Co., Inc., Gtd. Notes	3.100%	01/15/19	1,110	1,127,907
General Motors Financial Co., Inc., Gtd. Notes	3.150%	01/15/20	925	940,842
General Motors Financial Co., Inc., Gtd. Notes	3.250%	05/15/18	1,600	1,621,978
General Motors Financial Co., Inc., Gtd. Notes	3.450%	01/14/22	1,055	1,063,733
Hyundai Capital America, Sr. Unsec’d. Notes, 144A	2.400%	10/30/18	485	486,525
Hyundai Capital America, Unsec’d. Notes, 144A	2.550%	04/03/20	640	640,010
Nissan Motor Acceptance Corp. (Japan), Sr. Unsec’d. Notes, 144A	2.000%	03/08/19	1,220	1,220,115
Nissan Motor Acceptance Corp. (Japan), Sr. Unsec’d. Notes, 144A	2.250%	01/13/20	480	480,455
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	1.650%	05/22/18	1,881	1,875,543

				14,894,361

Banks — 13.6%
Bank of America Corp., Sr. Unsec’d. Notes, MTN .	2.151%	11/09/20	785	777,917
Bank of America Corp., Sr. Unsec’d. Notes, MTN .	2.250%	04/21/20	1,325	1,321,489
Bank of America Corp., Sr. Unsec’d. Notes, MTN .	3.124%(c)	01/20/23	1,205	1,211,193
Bank of America Corp., Sr. Unsec’d. Notes, MTN .	5.650%	05/01/18	3,700	3,849,547
Bank of America Corp., Sr. Unsec’d. Notes	2.600%	01/15/19	670	676,976
Bank of America Corp., Sr. Unsec’d. Notes	2.650%	04/01/19	3,885	3,934,841
Bank of Nova Scotia (The) (Canada), Covered Bonds	1.875%	04/26/21	4,715	4,622,350
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.750%	11/08/19	890	896,458
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%	01/10/23	555	557,630
BNP Paribas SA (France), Sr. Unsec’d. Notes, MTN	2.700%	08/20/18	1,530	1,546,005
BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A	3.800%	01/10/24	565	562,246
Capital One Financial Corp., Sr. Unsec’d. Notes	3.050%	03/09/22	1,105	1,104,336
Capital One NA, Sr. Unsec’d. Notes	2.350%	08/17/18	3,200	3,220,157
Capital One NA, Sr. Unsec’d. Notes	2.350%	01/31/20	1,005	1,005,209
Citigroup, Inc., Sr. Unsec’d. Notes	2.450%	01/10/20	390	391,666
Citigroup, Inc., Sr. Unsec’d. Notes	2.485%(c)	09/01/23	1,710	1,758,393
Citizens Bank NA, Sr. Unsec’d. Notes, MTN	2.300%	12/03/18	1,160	1,165,788
Citizens Bank NA, Sr. Unsec’d. Notes	2.250%	03/02/20	564	563,190
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, GMTN.	2.300%	05/28/19	3,245	3,257,299
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.574%	01/09/23	1,885	1,882,020
DNB Boligkreditt A/S (Norway), Covered Bonds, 144A	2.000%	05/28/20	1,495	1,487,704
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes .	5.500%	06/26/17	500	503,377
Fifth Third Bancorp, Sr. Unsec’d. Notes	2.875%	07/27/20	91	92,448

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)

Banks (cont’d.)
Fifth Third Bank, Sr. Unsec’d. Notes	1.625%	09/27/19	1,170	$1,155,691
Goldman Sachs Group Inc/The, Sr. Unsec’d. Notes	2.600%	12/27/20	305	305,047
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.300%	12/13/19	260	260,159
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.900%	07/19/18	2,976	3,014,539
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.000%	04/26/22	1,935	1,939,739
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%	11/16/26	545	532,801
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.950%	01/18/18	1,000	1,032,672
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.950%	05/25/21	465	467,284
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.262%(c)	03/13/23	900	905,011
Huntington National Bank (The), Sr. Unsec’d. Notes	2.375%	03/10/20	1,140	1,144,001
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.150%	03/29/22	615	616,434
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.200%	10/22/19	6,045	6,074,324
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.950%	10/01/26	1,530	1,454,669
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%	04/23/19	200	217,251
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	1.875%	06/30/20	2,860	2,866,235
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.000%	01/11/22	2,580	2,565,255
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.998%	02/22/22	525	528,429
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.953%	02/28/22	1,290	1,290,462
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.125%	07/27/26	565	539,278
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	2.375%	07/23/19	7,384	7,429,559
National Australia Bank Ltd. (Australia), Covered Bonds, 144A	2.400%	12/07/21	5,500	5,472,110
Santander Holdings USA, Inc., Sr. Unsec’d. Notes, 144A	3.700%	03/28/22	695	697,398
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.875%	08/05/21	400	394,794
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.846%	01/11/22	1,925	1,928,215
Toronto-Dominion Bank (The) (Canada), Covered Bonds, 144A	2.250%	03/15/21	1,360	1,355,985
UBS AG (Switzerland), Sr. Unsec’d. Notes, GMTN	2.375%	08/14/19	305	307,047
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	2.650%	02/01/22	400	392,148
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	2.150%	01/30/20	2,610	2,615,518
Wells Fargo & Co., Sr. Unsec’d. Notes	3.000%	10/23/26	725	694,153
Wells Fargo & Co., Sr. Unsec’d. Notes	3.069%	01/24/23	1,375	1,383,363
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes	1.600%	08/19/19	1,185	1,172,351

				87,140,161

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%	02/01/46	380	410,675

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)

Biotechnology — 0.1%
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.150%	03/01/47	815	$760,047

Computers — 0.7%
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	10/05/18	4,299	4,350,799

Diversified Financial Services — 4.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.500%	05/26/22	510	513,888
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.250%	07/01/20	450	468,967
Air Lease Corp., Sr. Unsec’d. Notes	2.625%	09/04/18	3,110	3,136,068
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.000%	05/15/18	3,400	3,422,949
CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A	1.250%	09/20/19	3,000	2,961,417
Doric Nimrod Air Finance Alpha Ltd., Class A, Pass-Through Trust (Guernsey), Pass-Through Certificates, 144A	5.125%	11/30/24	725	749,743
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	4.875%	03/15/19	1,500	1,515,000
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, GMTN	0.875%	08/15/19	7,780	7,656,913
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	3.011%(s)	12/23/10	4,200	273,000
Synchrony Financial, Sr. Unsec’d. Notes	1.875%	08/15/17	4,400	4,401,637
Synchrony Financial, Sr. Unsec’d. Notes	2.600%	01/15/19	345	347,694
UBS Group Funding Switzerland AG
(Switzerland), Gtd. Notes, 144A	3.491%	05/23/23	1,285	1,293,293

				26,740,569

Electric — 0.2%
Emera US Finance LP (Canada), Gtd. Notes	2.150%	06/15/19	660	659,801
Great Plains Energy, Inc., Sr. Unsec’d. Notes	2.500%	03/09/20	480	482,021

				1,141,822

Electronics — 0.1%
Amphenol Corp., Sr. Unsec’d. Notes	2.200%	04/01/20	855	854,462

Energy-Alternate Sources — 0.0%
Genneia SA (Argentina), Sr. Unsec’d. Notes, 144A	8.750%	01/20/22	37	38,573

Foods — 0.2%
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	3.375%	10/21/20	1,100	1,137,426

Healthcare-Products — 0.7%
Abbott Laboratories, Sr. Unsec’d. Notes	2.000%	09/15/18	2,140	2,142,435
Abbott Laboratories, Sr. Unsec’d. Notes	2.350%	11/22/19	1,350	1,355,596
Stryker Corp., Sr. Unsec’d. Notes	2.000%	03/08/19	790	792,107

				4,290,138

Healthcare-Services — 0.9%
Fresenius Medical Care US Finance, Inc.
(Germany), Gtd. Notes	6.875%	07/15/17	4,500	4,561,875
HCA, Inc., Sr. Sec’d. Notes	3.750%	03/15/19	1,000	1,022,500

				5,584,375

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)

Home Builders — 0.2%
Lennar Corp., Gtd. Notes	4.500%	06/15/19	1,500	$1,541,250

Insurance — 0.8%
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	2.350%	09/10/19	2,000	2,014,088
Voya Financial, Inc., Gtd. Notes	2.900%	02/15/18	3,278	3,307,833

				5,321,921

Leisure Time — 0.1%
Carnival Corp., Gtd. Notes	3.950%	10/15/20	620	652,328

Media — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	3.579%	07/23/20	445	457,744
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%	10/23/45	775	892,285
Comcast Corp., Gtd. Notes	3.000%	02/01/24	1,080	1,079,532
DISH DBS Corp., Gtd. Notes	4.625%	07/15/17	2,200	2,213,749
Sky PLC (United Kingdom), Gtd. Notes, 144A	2.625%	09/16/19	2,515	2,529,753
Viacom, Inc., Sr. Unsec’d. Notes	2.750%	12/15/19	147	148,074

				7,321,137

Miscellaneous Manufacturing — 0.1%
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44	345	371,151

Oil & Gas — 1.1%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.850%	03/15/21	1,615	1,727,651
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	383	384,965
BP Capital Markets PLC (United Kingdom), Gtd. Notes	2.521%	01/15/20	315	319,040
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.216%	11/28/23	1,300	1,306,663
Devon Energy Corp., Sr. Unsec’d. Notes	3.250%	05/15/22	265	262,518
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.375%	01/27/21	689	707,259
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375%	05/23/21	618	698,031
Petroleos Mexicanos (Mexico), Gtd. Notes	3.500%	07/18/18	664	674,026
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	3.450%	01/15/21	91	93,155
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%	03/25/20	820	873,751

				7,047,059

Pharmaceuticals — 1.7%
AbbVie, Inc., Sr. Unsec’d. Notes	2.500%	05/14/20	820	825,591
Actavis Funding SCS, Gtd. Notes	2.450%	06/15/19	900	905,245
Actavis, Inc., Gtd. Notes	1.875%	10/01/17	600	600,564
Forest Laboratories LLC, Gtd. Notes, 144A	4.375%	02/01/19	4,200	4,348,541
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	1.900%	09/23/19	2,290	2,273,496
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.400%	09/23/21	555	542,742
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	1.700%	07/19/19	1,370	1,354,382

				10,850,561

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)

Pipelines — 0.3%
Enterprise Products Operating LLC, Gtd. Notes	1.650%	05/07/18	580	$579,348
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500%	04/01/20	350	387,346
Kinder Morgan, Inc., Gtd. Notes	3.050%	12/01/19	330	335,557
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	3.650%	06/01/22	130	131,811
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	6.500%	08/15/18	500	530,901

				1,964,963

Real Estate Investment Trusts (REITs) — 0.7%
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	2.000%	02/15/18	4,400	4,406,446

Retail — 0.9%
QVC, Inc., Sr. Sec’d. Notes	3.125%	04/01/19	2,200	2,234,001
Rite Aid Corp., Gtd. Notes, 144A(a)	6.125%	04/01/23	3,105	3,077,831
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	2.700%	11/18/19	660	668,820

				5,980,652

Semiconductors — 0.6%
Analog Devices, Inc., Sr. Unsec’d. Notes	3.500%	12/05/26	260	257,498
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	2.375%	01/15/20	2,210	2,209,733
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.625%	01/15/24	1,035	1,042,628
Lam Research Corp., Sr. Unsec’d. Notes	2.750%	03/15/20	447	452,194

				3,962,053

Software — 0.3%
CA, Inc., Sr. Unsec’d. Notes	3.600%	08/15/22	475	481,984
Microsoft Corp., Sr. Unsec’d. Notes	3.700%	08/08/46	1,145	1,074,823

				1,556,807

Telecommunications — 1.0%
AT&T, Inc., Sr. Unsec’d. Notes	3.200%	03/01/22	525	529,951
Deutsche Telekom International Finance Bv (Germany), Gtd. Notes, 144A	2.820%	01/19/22	1,400	1,391,942
Frontier Communications Corp., Sr. Unsec’d. Notes	8.875%	09/15/20	600	633,000
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18	2,175	2,368,031
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Asset-Backed, 144A	3.360%	03/20/23	435	433,913
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	09/15/20	1,005	1,069,705

				6,426,542

Transportation — 0.0%
FedEx Corp., Gtd. Notes	4.400%	01/15/47	280	272,222

Trucking & Leasing — 0.9%
Aviation Capital Group Corp., Sr. Unsec’d. Notes, 144A	2.875%	01/20/22	965	958,329
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A.	5.250%	08/15/22	860	894,400

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE OBLIGATIONS (Continued)

Trucking & Leasing (cont’d.)
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	2.500%		06/15/19		1,390	$1,397,876
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	2.875%		07/17/18		1,000	1,012,706
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.050%		01/09/20		1,561	1,585,893

						5,849,204

TOTAL CORPORATE OBLIGATIONS (cost $215,683,048)						215,801,742

FOREIGN GOVERNMENT BONDS — 2.4%
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, RegS	3.875%		01/15/22	EUR	106	112,102
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, 144A	6.250%		04/22/19		1,349	1,423,195
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.820%		12/31/33	EUR	88	98,526
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.820%		12/31/33	EUR	72	81,659
Brazil Notas do Tesouro Nacional (Brazil), Notes	6.000%		05/15/21	BRL	520	509,921
Cyprus Government International Bond (Cyprus), Sr. Unsec’d. Notes, EMTN, RegS	4.750%		06/25/19	EUR	1,210	1,404,038
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A	2.750%		03/20/22		595	596,220
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A	3.500%		03/20/27		200	202,250
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, RegS	6.850%		03/23/27		256	260,799
Mexican Udibonos (Mexico), Bonds, TIPS	3.500%		12/14/17	MXN	344	104,747
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.400%		02/08/22		2,800	2,810,550
Royal Bank of Canada (Canada), Covered Bonds	2.100%		10/14/20		3,335	3,321,627
Russian Federal Bond (Russia), Bonds	7.050%		01/19/28	RUB	46,056	768,650
Russian Federal Bond (Russia), Bonds	7.500%		08/18/21	RUB	105,610	1,852,067
Russian Federal Bond (Russia), Bonds	7.750%		09/16/26	RUB	13,147	231,391
Russian Federal Bond (Russia), Bonds	8.150%		02/03/27	RUB	67,103	1,222,774
Turkey Government International Bond (Turkey), Bonds	8.800%		09/27/23	TRY	1,010	252,330

TOTAL FOREIGN GOVERNMENT BONDS (cost $15,054,185)						15,252,846

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 6.1%
Alternative Loan Trust, Series 2003-J3, Class 2A1	6.250%		12/25/33		35	35,958
Banc of America Alternative Loan Trust, Series 2007-1, Class 1A1	5.836%	(c)	04/25/22		493	473,661
Banc of America Funding Trust, Series 2004-A, Class 1A3	3.039%	(c)	09/20/34		143	141,768
Banc of America Funding Trust, Series 2005-D, Class A1	3.102%	(c)	05/25/35		187	190,559
Banc of America Mortgage Trust, Series 2005-6, Class 1A1	5.500%		07/25/35		273	268,941
BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A	5.250%		04/26/37		713	696,443
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1	3.081%	(c)	04/25/33		44	44,364

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1	3.552%	(c)	01/25/34	177		$179,203
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9, Class 2A1	3.510%	(c)	02/25/34	190		190,601
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 13A1	3.249%	(c)	11/25/34	2,337		1,913,386
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1	2.580%	(c)	08/25/35	182		184,042
Bear Stearns Alt-A Trust, Series 2005-10, Class 24A1	3.239%	(c)	01/25/36	1,758		1,522,276
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1	2.690%	(c)	09/25/35	309		318,616
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3	2.410%	(c)	09/25/35	71		68,428
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A1	1.662%	(c)	02/25/35	488		426,033
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-J9, Class 2A5	5.500%		01/25/35	439		443,443
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 2A1	1.562%	(c)	04/25/35	494		427,066
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 3A1	2.360%	(c)	04/25/35	707		565,562
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR15, Class 2A1	2.910%	(c)	06/25/33	508		502,017
Fannie Mae REMICS, Series 1988-22, Class A	1.866%	(c)	08/25/18	—	(r)	414
Fannie Mae REMICS, Series 1996-39, Class H	8.000%		11/25/23	13		14,397
Fannie Mae REMICS, Series 2004-11, Class A	1.102%	(c)	03/25/34	155		153,927
Fannie Mae REMICS, Series 2006-5, Class 3A2	2.998%	(c)	05/25/35	139		146,036
Fannie Mae REMICS, Series 2007-114, Class A6	1.182%	(c)	10/27/37	22		22,448
FHLMC Structured Pass-Through Securities, Series T-57, Class 1A1	6.500%		07/25/43	1,001		1,167,049
FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2	7.000%		10/25/43	667		799,125
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	2.014%	(c)	07/25/44	746		749,963
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	1.814%	(c)	10/25/44	2,668		2,694,379
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	1.022%	(c)	12/25/36	966		960,280
Freddie Mac REMICS, Series 4390, Class CA	3.500%		06/15/50	1,996		2,068,534
Freddie Mac REMICS, Series 4446, Class MA	3.500%		12/15/50	2,760		2,882,762
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M1	2.182%	(c)	11/25/28	1,354		1,359,381
GMACM Mortgage Loan Trust, Series 2004-AR1, Class 12A	3.676%	(c)	06/25/34	112		113,199
GMACM Mortgage Loan Trust, Series 2004-AR1, Class 22A	3.660%	(c)	06/25/34	421		411,715
GreenPoint Mortgage Funding Trust, Series 2005-AR2, Class A1	1.442%	(c)	06/25/45	321		281,752
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	2.661%	(c)	06/25/34	44		42,111
GSR Mortgage Loan Trust, Series 2005-AR7, Class 5A1	3.206%	(c)	11/25/35	398		362,492
Harborview Mortgage Loan Trust, Series 2004-6, Class 3A2A	3.525%	(c)	08/19/34	688		660,283
HomeBanc Mortgage Trust, Series 2005-4, Class A1	1.252%	(c)	10/25/35	381		367,601

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Mortgage Trust, Series 2006-A2, Class 5A1	3.118%	(c)	11/25/33	237	$241,845
JPMorgan Mortgage Trust, Series 2007-A1, Class 3A3	3.283%	(c)	07/25/35	309	311,941
JPMorgan Mortgage Trust, Series 2016-2, Class A1, 144A	2.682%	(c)	06/25/46	2,943	2,932,533
Merrill Lynch Mortgage Investors Trust, Series 2005-2, Class 3A	1.784%	(c)	10/25/35	481	455,003
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 144A	2.500%	(c)	04/25/57	3,605	3,580,910
NCUA Guaranteed Notes Trust, Series 2010-R2, Class 1A	1.148%	(c)	11/06/17	1,979	1,979,630
New Residential Mortgage Loan Trust, Series 2016-3A, Class A1B, 144A	3.250%	(c)	09/25/56	619	620,116
Reperforming Loan REMIC Trust, Series 2004-R1, Class 2A, 144A	6.500%		11/25/34	96	96,361
Reperforming Loan REMIC Trust, Series 2003-R4, Class 2A, 144A	5.199%	(c)	01/25/34	198	194,366
Reperforming Loan REMIC Trust, Series 2005-R2, Class 1AF1, 144A	1.322%	(c)	06/25/35	832	756,450
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1	1.228%	(c)	07/19/35	444	397,405
Towd Point Mortgage Trust, Series 2016-3, Class A1, 144A	2.250%	(c)	04/25/56	2,230	2,208,157
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR6, Class 2A1A	1.212%	(c)	04/25/45	742	699,636
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR9, Class 1A	1.638%	(c)	08/25/46	504	443,008
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-M, Class A1	3.000%	(c)	12/25/33	65	65,655
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR1, Class 2A1	3.102%	(c)	02/25/35	373	373,586

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $40,177,511)					39,206,817

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.5%
Federal Home Loan Mortgage Corp.	1.000%		04/27/18	8,745	8,736,281
Federal Home Loan Mortgage Corp.	2.858%	(c)	01/01/34	33	34,381
Federal Home Loan Mortgage Corp.	2.896%	(c)	12/01/26	8	8,611
Federal Home Loan Mortgage Corp.	2.961%	(c)	07/01/29	21	21,481
Federal Home Loan Mortgage Corp.	3.000%		TBA	11,155	11,440,847
Federal Home Loan Mortgage Corp.	3.500%		TBA	10,000	10,415,233
Federal National Mortgage Assoc.	2.500%		TBA	9,395	9,399,404
Federal National Mortgage Assoc.	2.706%	(c)	06/01/45	5,707	5,850,185
Federal National Mortgage Assoc.	2.770%	(c)	04/01/32	7	7,207
Federal National Mortgage Assoc.	2.827%	(c)	12/01/29	25	25,874
Federal National Mortgage Assoc.	2.854%	(c)	01/01/25	3	3,122
Federal National Mortgage Assoc.	3.000%		TBA	16,460	16,876,891
Federal National Mortgage Assoc.	3.161%	(c)	06/01/45	3,610	3,716,035
Federal National Mortgage Assoc.	4.000%		12/01/41	407	428,815
Federal National Mortgage Assoc.	4.000%		TBA	3,000	3,100,031
Federal National Mortgage Assoc.	4.500%		06/01/39	29	31,191
Federal National Mortgage Assoc.	4.500%		08/01/40	57	61,886
Federal National Mortgage Assoc.	4.500%		02/01/41	86	92,280
Federal National Mortgage Assoc.	4.500%		12/01/41	289	311,195
Federal National Mortgage Assoc.	4.500%		TBA	3,000	3,072,844
Federal National Mortgage Assoc.	5.000%	(c)	04/01/24	4	4,167

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	2.000%(c)	01/20/26	31		$31,980
Government National Mortgage Assoc.	2.125%(c)	07/20/17	—	(r)	182
Government National Mortgage Assoc.	2.125%(c)	08/20/17	—	(r)	408
Government National Mortgage Assoc.	2.125%(c)	05/20/24	36		36,730
Government National Mortgage Assoc.	2.125%(c)	07/20/24	4		4,249
Government National Mortgage Assoc.	2.125%(c)	06/20/26	16		16,598
Government National Mortgage Assoc.	2.250%(c)	11/20/29	66		68,540
Government National Mortgage Assoc.	2.500%(c)	09/20/17	—	(r)	395

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $73,346,015)					73,797,043

U.S. TREASURY OBLIGATIONS — 9.2%
U.S. Treasury Notes(a)(h)	1.375%	02/15/20	46,240		46,093,697
U.S. Treasury Notes	1.625%	03/15/20	13,000		13,046,722

TOTAL U.S. TREASURY OBLIGATIONS (cost $59,064,536)					59,140,419

TOTAL LONG-TERM INVESTMENTS (cost $656,392,374)					654,721,283

			Shares

SHORT-TERM INVESTMENTS —13.8%

AFFILIATED MUTUAL FUNDS — 8.5%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)			10,000,644		10,000,644
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $44,614,870; includes $44,585,073 of cash collateral for securities on loan)(b)(w)			44,602,107		44,611,028

TOTAL AFFILIATED MUTUAL FUNDS (cost $54,615,514)					54,611,672

	Interest Rate	Maturity Date	Principal Amount (000)#

CERTIFICATES OF DEPOSIT — 1.1%
Bank of Tokyo-Mitsubishi	1.550%(s)	10/13/17	1,700	1,701,148
Credit Agricole Corporate and Investment Bank (France)	1.398%(c)	07/12/17	1,600	1,600,475
Mizuho Bank Ltd. (Japan)	1.848%(c)	10/03/17	1,700	1,704,213
Wells Fargo Bank	1.350%	10/06/17	2,000	2,000,831

TOTAL CERTIFICATES OF DEPOSIT (cost $7,000,000)				7,006,667

COMMERCIAL PAPER(n) —1.7%
Chevron Corp.	1.050%	08/29/17	2,000	1,991,661
Coca-Cola Co.	1.010%	09/13/17	4,100	4,078,883
Toronto Dominion Holdings	1.327%	10/05/17	4,500	4,471,071

TOTAL COMMERCIAL PAPER (cost $10,542,591)				10,541,615

FOREIGN TREASURY BILL — 2.5%
France Treasury Bill (France), RegS (cost $16,236,020)	0.000%(ss)	05/24/17	EUR 15,200	16,227,246

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Counterparty		Notional Amount (000)#	Value
OPTIONS PURCHASED* — 0.0%

Put Options
Currency Option Australian Dollar vs Japanese Yen,expiring 04/06/17, Strike Price 86.00	Citigroup Global Markets	AUD	367	$3,325
Currency Option British Pound vs Norwegian Krone,expiring 06/19/17, Strike Price 10.20	Citigroup Global Markets	GBP	5,225	13,540
Currency Option Euro vs United States Dollar, expiring 04/14/17, Strike Price 1.03	UBS AG	EUR	6,090	48,116
Interest Rate Swap Options,
Pay a fixed rate of 1.38% and receive a floating rate based on 6 Month JPY LIBOR, expiring 01/23/19	Credit Suisse First Boston Corp.	JPY	3,520,000	59,476
Pay a fixed rate of 3.35% and receive a floating rate based on 3 Month LIBOR, expiring 01/18/22	Deutsche Bank AG		5,715	117,701

TOTAL OPTIONS PURCHASED (cost $382,343)				242,158

TOTAL SHORT-TERM INVESTMENTS (cost $88,776,468)				88,629,358

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—115.9% (cost $745,168,842)				743,350,641

OPTIONS WRITTEN* — 0.0%

Call Options
Interest Rate Swap Options,
Pay a fixed rate of 1.40% and receive a floating rate based on 3 Month LIBOR, expiring 01/18/18	Barclays Capital Group		65,000	(43,188)
Pay a fixed rate of 1.75% and receive a floating rate based on 3 Month LIBOR, expiring 03/29/19	Barclays Capital Group		33,300	(125,178)

				(168,366)

Put Options
Interest Rate Swap Options,
Receive a fixed rate of 2.40% and pay a floating rate based on 3 Month LIBOR, expiring 01/18/18	Barclays Capital Group		65,000	(87,046)
Receive a fixed rate of 2.75% and pay a floating rate based on 3 Month LIBOR, expiring 03/29/19	Barclays Capital Group		33,300	(154,547)

				(241,593)

TOTAL OPTIONS WRITTEN (premiums received $565,960)				(409,959)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 115.9% (cost $744,602,882)				742,940,682
Liabilities in excess of other assets(z) — (15.9)%				(101,686,779)

NET ASSETS—100.0%				$641,253,903

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $6,022,610 and 0.9% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

$43,722,937; cash collateral of $44,585,073 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.

(n)	Rate shown reflects yield to maturity at purchase date.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(ss)	Represents zero coupon bond.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
256	90 Day Euro Dollar	Dec. 2018	$62,711,165	$62,713,600	$2,435
849	2 Year U.S. Treasury Notes	Jun. 2017	183,587,245	183,768,704	181,459

					183,894

Short Positions:
256	90 Day Euro Dollar	Dec. 2019	62,519,894	62,518,400	1,494
1	5 Year Euro-Bobl	Jun. 2017	140,999	140,605	394
695	5 Year U.S. Treasury Notes	Jun. 2017	81,472,547	81,819,961	(347,414)
1	10 Year Euro-Bund.	Jun. 2017	172,171	172,203	(32)
153	10 Year U.S. Treasury Notes	Jun. 2017	19,067,974	19,058,063	9,911
45	10 Year U.S. Ultra Treasury Bonds	Jun. 2017	5,965,069	6,025,078	(60,009)
14	20 Year U.S. Treasury Bonds	Jun. 2017	2,123,500	2,111,813	11,687
18	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	2,885,240	2,891,250	(6,010)

					(389,979)

					$(206,085)

Cash	of $1,135,030 has been segregated with Credit Suisse First Boston Corp. to cover requirements for open futures contracts at March 31, 2017.

Forward foreign currency exchange contracts outstanding at March 31, 2017:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 04/04/17	BNP Paribas	BRL	3	$1,000	$1,020	$20
Expiring 04/04/17	Goldman Sachs & Co.	BRL	303	97,000	96,738	(262)
Expiring 04/04/17	Royal Bank of Scotland Group PLC	BRL	391	125,000	124,765	(235)
Chilean Peso,
Expiring 04/13/17	BNP Paribas	CLP	16,623	25,000	25,174	174
Expiring 04/13/17	Credit Suisse First Boston Corp.	CLP	33,315	50,000	50,454	454
Expiring 04/13/17	Royal Bank of Scotland Group PLC	CLP	16,606	25,000	25,149	149
Expiring 04/24/17	Barclays Capital Group	CLP	81,039	122,000	122,659	659
Expiring 04/28/17	Barclays Capital Group	CLP	79,560	120,000	120,397	397
Euro,
Expiring 04/05/17	Citigroup Global Markets	EUR	248	261,800	264,627	2,827
Japanese Yen,
Expiring 04/13/17	Morgan Stanley	JPY	8,159	74,000	73,326	(674)
Expiring 04/18/17	Citigroup Global Markets	JPY	11,152	98,000	100,244	2,244
Mexican Peso,
Expiring 04/05/17	Citigroup Global Markets	MXN	3,594	175,000	191,821	16,821
Expiring 04/06/17	Barclays Capital Group	MXN	2,944	148,000	157,112	9,112

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 04/17/17	JPMorgan Chase	MXN	3,142	$162,420	$167,386	$4,966
Expiring 04/24/17	Barclays Capital Group	MXN	3,968	197,000	211,133	14,133
Expiring 04/24/17	Citigroup Global Markets	MXN	1,863	97,333	99,130	1,797
Expiring 04/24/17	Goldman Sachs & Co.	MXN	2,329	121,667	123,927	2,260
Expiring 04/24/17	Nomura Securities Co.	MXN	5,789	295,200	308,049	12,849
Expiring 04/24/17	Nomura Securities Co.	MXN	965	49,200	51,342	2,142
Expiring 04/27/17	Goldman Sachs & Co.	MXN	2,515	132,000	133,751	1,751
Polish Zloty,
Expiring 04/07/17	Barclays Capital Group	PLN	508	124,375	128,052	3,677
Expiring 04/07/17	Citigroup Global Markets	PLN	80	19,618	20,194	576
Expiring 04/07/17	Deutsche Bank AG	PLN	203	49,750	51,201	1,451
Expiring 04/07/17	Goldman Sachs & Co.	PLN	22	5,257	5,414	157
Expiring 04/11/17	BNP Paribas	PLN	5,984	1,470,519	1,508,805	38,286
South African Rand,
Expiring 04/11/17	Citigroup Global Markets	ZAR	3,436	260,000	255,582	(4,418)
Turkish Lira,
Expiring 04/20/17	Barclays Capital Group	TRY	2,856	757,000	781,304	24,304
Expiring 06/19/17	Royal Bank of Scotland Group PLC	TRY	5,484	1,360,052	1,474,269	114,217
Expiring 06/19/17	Royal Bank of Scotland Group PLC	TRY	5,484	1,362,620	1,474,269	111,649
Expiring 06/28/17	Citigroup Global Markets	TRY	1,067	271,443	286,222	14,779
Expiring 06/28/17	Hong Kong & Shanghai Bank	TRY	3,932	1,015,039	1,054,486	39,447
Expiring 06/28/17	Royal Bank of Scotland Group PLC	TRY	516	133,225	138,431	5,206

				$9,205,518	$9,626,433	420,915

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 04/04/17	Goldman Sachs & Co.	BRL	302	$97,000	$96,490	$510
Expiring 04/04/17	Morgan Stanley	BRL	404	126,000	128,977	(2,977)
Expiring 05/03/17	Barclays Capital Group	BRL	1,641	513,676	520,283	(6,607)
Chilean Peso,
Expiring 04/13/17	BNP Paribas	CLP	66,053	100,000	100,033	(33)
Euro,
Expiring 04/05/17	Bank of New York Mellon	EUR	848	900,266	904,851	(4,585)
Expiring 04/05/17	Citigroup Global Markets	EUR	248	262,203	264,626	(2,423)
Expiring 04/19/17	Goldman Sachs & Co.	EUR	396	424,650	422,369	2,281
Expiring 05/04/17	Morgan Stanley	EUR	831	889,486	887,883	1,603
Expiring 05/24/17	State Street Bank	EUR	15,200	16,243,275	16,256,532	(13,257)
Japanese Yen,
Expiring 04/13/17	Deutsche Bank AG	JPY	8,485	74,000	76,253	(2,253)
Expiring 04/27/17	Goldman Sachs & Co.	JPY	14,644	132,000	131,679	321
Mexican Peso,
Expiring 04/05/17	Deutsche Bank AG	MXN	999	50,000	53,308	(3,308)
Expiring 04/05/17	Royal Bank of Scotland Group PLC	MXN	1,498	75,000	79,934	(4,934)
Expiring 04/05/17	UBS AG	MXN	999	50,000	53,300	(3,300)
Expiring 04/06/17	Bank of New York Mellon	MXN	597	31,714	31,836	(122)
Expiring 04/06/17	Barclays Capital Group	MXN	1,467	74,000	78,272	(4,272)
Expiring 04/06/17	Barclays Capital Group	MXN	398	21,143	21,253	(110)
Expiring 04/06/17	BNP Paribas	MXN	398	21,143	21,254	(111)
Expiring 04/06/17	Goldman Sachs & Co.	MXN	1,455	74,000	77,617	(3,617)
Expiring 04/06/17	Hong Kong & Shanghai Bank	MXN	398	21,143	21,261	(118)
Expiring 04/06/17	Hong Kong & Shanghai Bank	MXN	398	21,143	21,245	(102)
Expiring 04/06/17	Hong Kong & Shanghai Bank	MXN	398	21,143	21,230	(87)
Expiring 04/06/17	UBS AG	MXN	199	10,571	10,612	(41)
Expiring 04/17/17	Citigroup Global Markets	MXN	755	39,375	40,207	(832)

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 04/17/17	Goldman Sachs & Co.	MXN	2,358	$123,045	$125,620	$(2,575)
Expiring 04/24/17	Goldman Sachs & Co.	MXN	1,090	55,000	58,013	(3,013)
Expiring 04/24/17	JPMorgan Chase	MXN	3,203	161,560	170,425	(8,865)
Expiring 05/23/17	Royal Bank of Scotland Group PLC	MXN	5,908	284,972	312,909	(27,937)
Polish Zloty,
Expiring 04/07/17	Hong Kong & Shanghai Bank	PLN	812	199,000	204,703	(5,703)
Expiring 04/11/17	Barclays Capital Group	PLN	48	11,762	12,073	(311)
Expiring 04/11/17	BNP Paribas	PLN	4,246	1,024,328	1,070,541	(46,213)
Expiring 04/11/17	Hong Kong & Shanghai Bank	PLN	1,690	404,188	426,190	(22,002)
Russian Ruble,
Expiring 04/18/17	Barclays Capital Group	RUB	5,129	84,099	90,752	(6,653)
Expiring 04/18/17	Barclays Capital Group	RUB	2,708	44,586	47,916	(3,330)
Expiring 04/18/17	Barclays Capital Group	RUB	859	14,209	15,197	(988)
Expiring 04/18/17	Citigroup Global Markets	RUB	13,582	224,308	240,316	(16,008)
Expiring 04/18/17	Citigroup Global Markets	RUB	9,337	152,509	165,194	(12,685)
Expiring 04/18/17	Citigroup Global Markets	RUB	859	14,204	15,197	(993)
Expiring 04/18/17	Citigroup Global Markets	RUB	430	7,095	7,602	(507)
Expiring 04/18/17	Credit Suisse First Boston Corp.	RUB	21,504	355,551	380,469	(24,918)
Expiring 04/18/17	Credit Suisse First Boston Corp.	RUB	10,636	175,256	188,177	(12,921)
Expiring 04/18/17	Credit Suisse First Boston Corp.	RUB	10,585	173,134	187,274	(14,140)
Expiring 04/18/17	Credit Suisse First Boston Corp.	RUB	10,585	172,921	187,273	(14,352)
Expiring 04/18/17	Credit Suisse First Boston Corp.	RUB	7,667	125,980	135,656	(9,676)
Expiring 04/18/17	Credit Suisse First Boston Corp.	RUB	5,137	84,677	90,889	(6,212)
Expiring 04/18/17	Credit Suisse First Boston Corp.	RUB	3,941	65,377	69,726	(4,349)
Expiring 04/18/17	Hong Kong & Shanghai Bank	RUB	9,719	160,722	171,950	(11,228)
Expiring 04/18/17	Hong Kong & Shanghai Bank	RUB	9,387	153,884	166,084	(12,200)
Expiring 04/18/17	JPMorgan Chase	RUB	5,129	84,196	90,752	(6,556)
Expiring 04/18/17	Morgan Stanley	RUB	7,789	129,239	137,805	(8,566)
Expiring 06/16/17	Credit Suisse First Boston Corp.	RUB	20,717	351,323	361,492	(10,169)
Expiring 06/16/17	Credit Suisse First Boston Corp.	RUB	20,596	347,501	359,378	(11,877)
Expiring 06/16/17	Credit Suisse First Boston Corp.	RUB	10,260	173,815	179,028	(5,213)
Expiring 06/16/17	Credit Suisse First Boston Corp.	RUB	10,260	173,611	179,028	(5,417)
Expiring 06/16/17	Credit Suisse First Boston Corp.	RUB	5,340	90,577	93,176	(2,599)
Expiring 06/16/17	Credit Suisse First Boston Corp.	RUB	2,414	40,997	42,122	(1,125)
Expiring 06/16/17	Goldman Sachs & Co.	RUB	11,047	187,615	192,759	(5,144)
Expiring 06/16/17	Goldman Sachs & Co.	RUB	10,452	176,649	182,378	(5,729)
Expiring 06/16/17	Goldman Sachs & Co.	RUB	5,159	87,380	90,020	(2,640)
Expiring 06/16/17	Goldman Sachs & Co.	RUB	2,011	33,837	35,084	(1,247)
Expiring 06/16/17	Goldman Sachs & Co.	RUB	274	4,643	4,783	(140)
South African Rand,
Expiring 04/11/17	Barclays Capital Group	ZAR	1,658	125,000	123,359	1,641
Expiring 04/11/17	BNP Paribas	ZAR	464	35,000	34,548	452
Expiring 04/11/17	Citigroup Global Markets	ZAR	1,329	100,000	98,875	1,125
South Korean Won,
Expiring 04/11/17	Barclays Capital Group	KRW	228,790	200,000	204,618	(4,618)
Expiring 04/18/17	JPMorgan Chase	KRW	178,467	155,000	159,626	(4,626)
Turkish Lira,
Expiring 04/20/17	Citigroup Global Markets	TRY	2,761	757,000	755,361	1,639
Expiring 05/03/17	Deutsche Bank AG	TRY	952	259,143	259,578	(435)
Expiring 06/19/17	Citigroup Global Markets	TRY	5,484	1,392,479	1,474,269	(81,790)
Expiring 06/19/17	Royal Bank of Scotland Group PLC	TRY	5,484	1,390,396	1,474,269	(83,873)
Expiring 06/28/17	Citigroup Global Markets	TRY	5,484	1,399,122	1,470,794	(71,672)
Expiring 06/28/17	Goldman Sachs & Co.	TRY	31	8,113	8,344	(231)

				$32,247,934	$32,872,897	(624,963)

						$(204,048)

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Cross currency exchange contracts outstanding at March 31, 2017:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
04/03/17	Buy	AUD	201	JPY	17,020	$ 856	BNP Paribas Hong Kong & Shanghai
04/03/17	Buy	AUD	73	JPY	6,210	291	Bank
04/03/17	Buy	AUD	125	JPY	10,601	531	JPMorgan Chase
04/10/17	Buy	AUD	220	JPY	19,090	(3,341)	Citigroup Global Markets
04/10/17	Buy	AUD	220	JPY	18,740	(189)	Goldman Sachs & Co.
04/10/17	Buy	AUD	220	JPY	18,756	(339)	Goldman Sachs & Co.
06/15/17	Buy	CAD	2,152	NZD	2,290	17,992	Citigroup Global Markets
06/15/17	Buy	CHF	1,610	EUR	1,500	8,794	State Street Bank
04/03/17	Buy	JPY	13,611	AUD	160	38	Goldman Sachs & Co.
04/03/17	Buy	JPY	20,490	AUD	240	715	Goldman Sachs & Co.
04/10/17	Buy	JPY	18,977	AUD	220	2,321	Citigroup Global Markets Hong Kong & Shanghai
04/10/17	Buy	JPY	6,207	AUD	73	(290)	Bank
06/15/17	Buy	NOK	13,728	AUD	2,120	(17,204)	Morgan Stanley
06/15/17	Buy	NZD	2,269	AUD	2,070	8,458	BNP Paribas
06/15/17	Buy	NZD	2,290	CAD	2,138	(7,553)	BNP Paribas

						$ 11,080

Credit default swap agreements outstanding at March 31, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
Altria Group, Inc.	06/20/22	1.000%	2,470	0.327%	$(83,991)	$(82,310)	$(1,681)	JPMorgan Chase
Constellation Brands, Inc.	06/20/22	5.000%	1,290	0.886%	(263,544)	(256,021)	(7,523)	JPMorgan Chase
Kellogg Co.	06/20/22	1.000%	1,285	0.775%	(14,728)	(15,646)	918	BNP Paribas
Lowe’s Companies, Inc.	06/20/22	1.000%	1,230	0.295%	(43,768)	(42,255)	(1,513)	JPMorgan Chase
Philip Morris International, Inc.	06/20/22	1.000%	375	0.480%	(9,837)	(9,252)	(585)	JPMorgan Chase Barclays Capital
Republic of Argentina	06/20/22	5.000%	328	3.672%	(20,767)	(15,886)	(4,881)	Group
Republic of Phillipines	06/20/22	1.000%	1,081	0.819%	(10,034)	(2,827)	(7,207)	JPMorgan Chase Citigroup Global
Republic of South Africa	06/20/22	1.000%	715	2.156%	39,305	36,963	2,342	Markets Barclays Capital
Republic of South Africa	06/20/22	1.000%	465	2.156%	25,562	22,652	2,910	Group
Republic of South Africa	06/20/22	1.000%	295	2.156%	16,217	15,250	967	Bank of America Goldman Sachs
Republic of South Africa	06/20/22	1.000%	178	2.156%	9,785	9,182	603	& Co.
Russian Federation	06/20/22	1.000%	450	1.655%	14,148	19,777	(5,629)	Bank of America
Russian Federation	06/20/22	1.000%	450	1.655%	14,148	19,716	(5,568)	JPMorgan Chase
Russian Federation	06/20/22	1.000%	225	1.655%	7,074	9,770	(2,696)	Bank of America
Russian Federation	06/20/22	1.000%	135	1.655%	4,244	6,109	(1,865)	Bank of America Goldman Sachs
Target Corp.	06/20/22	1.000%	1,265	0.641%	(23,005)	(26,115)	3,110	& Co.

					$(339,191)	$(310,893)	$(28,298)

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Credit default swap agreements outstanding at March 31, 2017 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
Aetna, Inc.	06/20/22	1.000%	1,250	0.303%	$ 44,012	$ 45,509	$ (1,497)	Citigroup Global Markets
Amgen, Inc.	06/20/22	1.000%	1,250	0.434%	35,684	34,639	1,045	JPMorgan Chase
Newmont Mining Corp.	06/20/22	1.000%	1,305	0.931%	4,966	(72)	5,038	Goldman Sachs & Co.

					$ 84,662	$ 80,076	$ 4,586

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2017(4)	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.NA.HY.27.V1	12/20/21	5.000%	7,435	$541,500	$599,025	$57,525
CDX.NA.IG.27.V1	12/20/21	1.000%	10,320	179,134	195,103	15,969
CDX.NA.IG.28.V1	06/20/22	1.000%	7,452	118,757	125,362	6,605

				$839,391	$919,490	$80,099

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at March 31, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:
MXN 41,263	01/28/19	7.361%	28 Day Mexican Interbank Rate(1)	$ —	$ (9,438)	$ (9,438)

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest rate swap agreements outstanding at March 31, 2017 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
MXN	35,835	02/20/20	7.320%	28 Day Mexican Interbank Rate(2)	$ —	$ 9,137	$ 9,137
MXN	3,508	02/20/20	7.345%	28 Day Mexican Interbank Rate(2)	—	1,021	1,021
MXN	24,070	03/20/20	7.155%	28 Day Mexican	—	2,745	2,745
				Interbank Rate(2)
MXN	24,070	03/20/20	7.165%	28 Day Mexican Interbank Rate(2)	—	3,100	3,100
MXN	12,214	03/07/22	7.445%	28 Day Mexican Interbank Rate(2)	—	7,351	7,351
MXN	6,107	03/07/22	7.480%	28 Day Mexican Interbank Rate(2)	—	4,177	4,177
MXN	6,107	03/07/22	7.470%	28 Day Mexican Interbank Rate(2)	—	4,036	4,036
MXN	4,831	03/02/37	7.850%	28 Day Mexican Interbank Rate(2)	—	3,176	3,176
MXN	4,859	03/04/37	7.815%	28 Day Mexican Interbank Rate(2)	—	1,805	1,805
	16,340	01/20/19	1.486%	3 Month LIBOR(2)	—	(12,920)	(12,920)
	17,270	03/09/19	1.624%	3 Month LIBOR(2)	—	5,558	5,558
	11,000	02/29/20	1.359%	3 Month LIBOR(1)	—	132,299	132,299
	10,910	02/29/20	1.374%	3 Month LIBOR(1)	—	126,634	126,634
	5,880	02/29/20	1.318%	3 Month LIBOR(1)	—	77,990	77,990
	5,440	02/29/20	1.350%	3 Month LIBOR(1)	—	67,127	67,127
	5,440	02/29/20	1.320%	3 Month LIBOR(1)	—	76,718	76,718
	4,840	02/29/20	1.318%	3 Month LIBOR(1)	—	64,133	64,133
	21,755	05/31/20	1.622%	3 Month LIBOR(2)	—	(40,455)	(40,455)
	6,790	01/20/22	1.946%	3 Month LIBOR(1)	—	19,068	19,068
	1,905	01/20/27	2.700%	3 Month LIBOR(2)	—	(7,053)	(7,053)
	3,665	03/09/27	2.462%	3 Month LIBOR(1)	—	(17,580)	(17,580)

					$ —	$518,629	$518,629

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC swap agreements:
BRL	4,765	07/03/17	12.850%	Overnight Brazil Interbank Deposit(1)	$ (3,650)	$ —	$ (3,650)	JPMorgan Chase
BRL	2,787	07/03/17	13.110%	Overnight Brazil Interbank Deposit(1)	(3,287)	—	(3,287)	Citigroup Global Markets
BRL	2,322	07/03/17	13.130%	Overnight Brazil Interbank Deposit(1)	(2,852)	—	(2,852)	Bank of America
BRL	4,811	01/02/18	9.980%	Brazilian Interbank Overnight Lending Rate(1)	(273)	—	(273)	JPMorgan Chase
BRL	4,811	01/02/18	9.980%	Brazilian Interbank Overnight Lending Rate(1)	(273)	—	(273)	JPMorgan Chase
BRL	4,811	01/02/18	9.985%	Brazilian Interbank Overnight Lending Rate(1)	(325)	—	(325)	Citigroup Global Markets

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest rate swap agreements outstanding at March 31, 2017 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC swap agreements (cont’d.):
BRL	2,620	01/02/18	12.100%	Brazilian Interbank Overnight Lending Rate(1)	$(9,508)	$ —	$ (9,508)	Bank of America
BRL	2,885	01/02/20	9.730%	Brazilian Interbank Overnight Lending Rate(2)	2,609	—	2,609	JPMorgan Chase
BRL	2,885	01/02/20	9.730%	Brazilian Interbank Overnight Lending Rate(2)	2,609	—	2,609	JPMorgan Chase
BRL	2,885	01/02/20	9.730%	Brazilian Interbank Overnight Lending Rate(2)	2,609	—	2,609	Citigroup Global Markets
BRL	1,386	01/02/20	11.860%	Brazilian Interbank Overnight Lending Rate(2)	25,608	—	25,608	JPMorgan Chase
BRL	1,099	01/02/20	11.000%	Brazilian Interbank Overnight Lending Rate(2)	10,272	—	10,272	Bank of America
BRL	586	01/02/20	11.020%	Brazilian Interbank Overnight Lending Rate(2)	5,575	—	5,575	Citigroup Global Markets
BRL	550	01/02/20	10.980%	Brazilian Interbank Overnight Lending Rate(2)	5,006	—	5,006	JPMorgan Chase
BRL	538	01/02/20	11.097%	Brazilian Interbank Overnight Lending Rate(2)	5,402	—	5,402	Goldman Sachs & Co.
BRL	55	01/02/20	11.375%	Overnight Brazil Interbank Deposit(2)	705	—	705	JPMorgan Chase
MXN	15,750	11/21/18	7.060%	28 Day Mexican Interbank Rate(2)	(417)	—	(417)	JPMorgan Chase
MXN	13,125	11/21/18	7.070%	28 Day Mexican Interbank Rate(2)	(233)	—	(233)	Citigroup Global Markets
MXN	22,400	11/28/18	6.980%	28 Day Mexican Interbank Rate(2)	(2,283)	—	(2,283)	Citigroup Global Markets
MXN	12,707	11/28/18	6.980%	28 Day Mexican Interbank Rate(2)	(1,557)	—	(1,557)	JPMorgan Chase
MXN	1,742	07/17/25	6.325%	28 Day Mexican Interbank Rate(2)	(6,073)	—	(6,073)	Citigroup Global Markets
MXN	5,260	08/06/25	6.330%	28 Day Mexican Interbank Rate(2)	(18,835)	(56)	(18,779)	Citigroup Global Markets
MXN	6,621	08/11/25	6.307%	28 Day Mexican Interbank Rate(1)	24,191	69	24,122	Deutsche Bank AG
MXN	1,784	08/11/25	6.310%	28 Day Mexican Interbank Rate(1)	6,499	18	6,481	Bank of America

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest rate swap agreements outstanding at March 31, 2017 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
MXN	1,784	08/11/25	6.310%	28 Day Mexican Interbank Rate(1)	$ 6,499	$ 18	$ 6,481	Bank of America

					$48,018	$ 49	$47,969
Cash of $801,000 has been segregated with Credit Suisse First Boston Corp. to cover requirements for open centrally cleared interest rate swap and credit default swap contracts at March 31, 2017.

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	unadjusted quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$ —	$ 26,204,926	$6,022,610
Non-Residential Mortgage-Backed Securities	—	120,400,486	—
Residential Mortgage-Backed Securities	—	593,536	—
Commercial Mortgage-Backed Securities	—	98,300,858	—
Corporate Obligations	—	215,801,742	—
Foreign Government Bonds	—	15,252,846	—
Residential Mortgage-Backed Securities	—	39,206,817	—
U.S. Government Agency Obligations	—	73,797,043	—
U.S. Treasury Obligations	—	59,140,419	—
Affiliated Mutual Funds	54,611,672	—	—
Certificates of Deposit	—	7,006,667	—
Commercial Paper	—	10,541,615	—
Foreign Treasury Bill	—	16,227,246	—
Options Purchased	—	242,158	—
Options Written	—	(409,959)	—
Other Financial Instruments*
Futures Contracts	(206,085)	—	—
OTC Forward Foreign Currency Contracts	—	(204,048)	—
OTC Cross Currency Exchange Contracts	—	11,080	—
Centrally Cleared Credit Default Swap Agreements	—	80,099	—
OTC Credit Default Swap Agreements	—	(254,529)	—
Centrally Cleared Interest Rate Swap Agreements	—	518,629	—
OTC Interest Rate Swap Agreements	—	48,018	—

Total	$54,405,587	$682,505,649	$6,022,610

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2, and Level 3 to report.

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Credit contracts	$(174,430)
Foreign exchange contracts	(127,987)
Interest rate contracts	127,780

Total	$(174,637)

AST BLACKROCK MULTI-ASSET INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.9%
UNAFFILIATED EXCHANGE TRADED FUNDS
Alerian MLP ETF	79,982	$1,016,571
iShares 0-5 Year High Yield Corporate Bond ETF	50,506	2,413,177
iShares 10+ Year Credit Bond ETF	44,363	2,628,064
iShares 1-3 Year Credit Bond ETF	67,860	7,140,908
iShares CMBS ETF	36,298	1,859,547
iShares Core Dividend Growth ETF	17,888	544,690
iShares Core High Dividend ETF	17,301	1,450,862
iShares Emerging Markets Dividend ETF	18,271	728,099
iShares Europe ETF	22,143	926,685
iShares Floating Rate Bond ETF	21,775	1,107,694
iShares iBoxx $ High Yield Corporate Bond ETF	101,757	8,932,229
iShares Intermediate Credit Bond ETF	13,642	1,486,432
iShares International Developed Real Estate ETF	20,132	552,825
iShares International Select Dividend ETF	58,715	1,847,174
iShares U.S. Energy ETF	9,470	364,974
iShares U.S. Preferred Stock ETF	76,892	2,975,720
iShares U.S. Real Estate ETF	7,110	558,064

TOTAL LONG-TERM INVESTMENTS (cost $35,620,543)		36,533,715

SHORT-TERM INVESTMENTS — 1.8%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	667,768	667,768
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund(w)	2,149	2,149

TOTAL AFFILIATED MUTUAL FUNDS (cost $669,917)		669,917

Notional Amount (000)#
OPTIONS PURCHASED* — 0.0%
Call Options
S&P 500 Index, expiring 05/19/17, Strike Price $ 2,400.00	—	(r)	3,018
expiring 05/19/17, Strike Price $ 2,450.00	—	(r)	750
expiring 05/19/17, Strike Price $ 2,460.00	—	(r)	630
expiring 06/16/17, Strike Price $ 2,475.00	—	(r)	1,160

			5,558

Put Options
S&P 500 Index,expiring 05/19/17, Strike Price $ 2,250.00	1		5,350

	Notional Amount (000)#		Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
expiring 06/16/17, Strike Price $2,250.00	—	(r)	$ 5,340

			10,690

TOTAL OPTIONS PURCHASED (cost $32,665)			16,248

TOTAL SHORT-TERM INVESTMENTS (cost $702,582)			686,165

TOTAL INVESTMENTS — 99.7% (cost $36,323,125)			37,219,880

Other assets in excess of liabilities(z) — 0.3%			102,818

NET ASSETS — 100.0%			$37,322,698

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(r)	Principal or notional amount is less than $500 par.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST BLACKROCK MULTI-ASSET INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
17	10 Year Australian Treasury Bonds	Jun. 2017	$12,410,067	$12,441,404	$31,337
5	Euro STOXX 50 Index	Jun. 2017	177,750	182,743	4,993

					36,330

Short Positions:
21	2 Year U.S.Treasury Notes	Jun. 2017	4,543,051	4,545,516	(2,465)
23	5 Year U.S.Treasury Notes	Jun. 2017	2,709,597	2,707,711	1,886
4	10 Year U.S. Treasury Notes	Jun. 2017	500,181	498,250	1,931
4	20 Year U.S. Treasury Bonds	Jun. 2017	608,008	603,375	4,633
6	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	972,430	963,750	8,680
1	S&P 500 E-Mini Index	Jun. 2017	118,588	117,960	628

					15,293

					$51,623

Cash and foreign currency of $140,727 has been segregated with UBS AG to cover requirements for open futures contracts at March 31, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	unadjusted quoted prices generally in active markets for identical securities.

Level 2 – quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Unaffiliated Exchange Traded Funds	$36,533,715	$—	$—
Affiliated Mutual Funds	669,917	—	—
Options Purchased	16,248	—	—
Other Financial Instruments*
Futures Contracts	51,623	—	—

Total	$37,271,503	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Equity contracts.	$21,869
Interest rate contracts	46,002

Total	$67,871

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 109.5%

ASSET-BACKED SECURITIES — 9.9%

Collateralized Loan Obligations — 3.7%
ALM XII Ltd. (Cayman Islands), Series 2015-12A, Class B, 144A	4.273%	(c)	04/16/27	370	$371,272
ALM XIV Ltd. (Cayman Islands), Series 2014-14A, Class A1, 144A	2.469%	(c)	07/28/26	4,330	4,330,449
AMMC CLO 17 Ltd. (Cayman Islands), Series 2015-17A, Class B, 144A	3.339%	(c)	11/15/27	330	332,796
AMMC CLO 18 Ltd. (Cayman Islands), Series 2016-18A, Class AL1, 144A	2.625%	(c)	05/26/28	1,290	1,299,358
AMMC CLO 19 Ltd. (Cayman Islands), Series 2016-19A, Class C, 144A	3.681%	(c)	10/15/28	180	181,962
AMMC CLO IX Ltd. (Cayman Islands), Series 2011-9A, Class B1R, 144A	3.523%	(c)	01/15/22	2,130	2,148,481
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.212%	(c)	07/13/25	490	490,262
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A2A, 144A	2.772%	(c)	07/13/25	800	801,100
Anchorage Capital CLO 3 Ltd. (Cayman Islands), Series 2014-3A, Class A2AR, 144A	3.089%	(c)	04/28/26	440	439,989
Anchorage Capital CLO 3 Ltd. (Cayman Islands), Series 2014-3A, Class BR, 144A	3.689%	(c)	04/28/26	250	250,687
Anchorage Capital CLO 6 Ltd. (Cayman Islands), Series 2015-6A, Class A1, 144A	2.563%	(c)	04/15/27	610	613,385
Apidos CLO IX (Cayman Islands), Series 2012-9AR, Class BR, 144A	2.873%	(c)	07/15/23	985	985,425
Apidos CLO XII (Cayman Islands), Series 2013-12A, Class A, 144A	2.123%	(c)	04/15/25	6,370	6,378,281
Apidos CLO XV (Cayman Islands), Series 2013-15A, Class A1R, 144A^	1.968%	(c)	10/20/25	500	500,895
Apidos CLO XVI (Cayman Islands), Series 2013-16A, Class A1, 144A	2.475%	(c)	01/19/25	1,949	1,954,887
Apidos CLO XVIII (Cayman Islands), Series 2014-18A, Class A1, 144A	2.453%	(c)	07/22/26	250	250,005
Arbor Realty Collateralized Loan Obligation Ltd. (Cayman Islands), Series 2015-FL2A, Class A, 144A	2.662%	(c)	09/15/25	560	557,245
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands), Series 2016-FL1A, Class A, 144A	2.612%	(c)	09/15/26	950	946,856
ARES CLO Ltd. (Cayman Islands), Series 2012-2A, Class AR, 144A	2.308%	(c)	10/12/23	200	199,737
ARES CLO Ltd. (Cayman Islands), Series 2012-2A, Class CR, 144A	3.718%	(c)	10/12/23	300	300,598
Ares IIIR/IVR CLO Ltd., Series 2007-3RA, Class A2, 144A	1.243%	(c)	04/16/21	154	153,729
Ares XXV CLO Ltd. (Cayman Islands), Series 2012-3A, Class BR, 144A	2.773%	(c)	01/17/24	1,800	1,799,899
Ares XXV CLO Ltd. (Cayman Islands), Series 2012-3A, Class CR, 144A	3.523%	(c)	01/17/24	520	521,583
Ares XXVIII CLO Ltd. (Cayman Islands), Series 2013-3A, Class B1R, 144A^	2.658%	(c)	10/17/24	490	489,509
Ares XXVIII CLO Ltd. (Cayman Islands), Series 2013-3A, Class C1R, 144A	3.258%	(c)	10/17/24	420	419,999
Ares XXXIII CLO Ltd. (Cayman Islands), Series 2015-1A, Class A2R, 144A	3.054%	(c)	12/05/25	330	329,350
Atlas Senior Loan Fund III Ltd. (Cayman Islands), Series 2013-1A, Class B, 144A	2.742%	(c)	08/18/25	250	248,272

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Atlas Senior Loan Fund IV Ltd. (Cayman Islands), Series 2013-2A, Class A1L, 144A	2.539%	(c)	02/17/26	2,000	$2,000,027
Atlas Senior Loan Fund V Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.452%	(c)	07/16/26	420	420,808
Atlas Senior Loan Fund V Ltd. (Cayman Islands), Series 2014-1A, Class BR, 144A	3.022%	(c)	07/16/26	610	609,714
Babson CLO Ltd. (Cayman Islands), Series 2012-2A, Class A1R, 144A	2.279%	(c)	05/15/23	106	105,895
Babson CLO Ltd. (Cayman Islands), Series 2013-IA, Class A, 144A	2.130%	(c)	04/20/25	2,420	2,422,471
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.406%	(c)	10/15/28	440	445,492
Benefit Street Partners CLO I Ltd. (Cayman Islands), Series 2012-IA, Class A2R, 144A	3.273%	(c)	10/15/25	1,790	1,801,322
BlueMountain CLO II Ltd. (Cayman Islands), Series 2006-2A, Class B, 144A	1.495%	(c)	07/15/18	500	499,491
BlueMountain CLO Ltd. (Cayman Islands), Series 2013-2A, Class A, 144A	2.241%	(c)	01/22/25	250	250,229
BlueMountain CLO Ltd. (Cayman Islands), Series 2013-3A, Class A, 144A	2.439%	(c)	10/29/25	550	551,372
BlueMountain CLO Ltd. (Cayman Islands), Series 2013-4A, Class A, 144A	2.523%	(c)	04/15/25	1,870	1,870,076
BlueMountain CLO Ltd. (Cayman Islands), Series 2013-4A, Class AR, 144A^	2.168%	(c)	04/15/25	1,870	1,870,000
BlueMountain CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.275%	(c)	04/30/26	600	602,183
BlueMountain CLO Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	2.485%	(c)	07/20/26	250	250,664
BlueMountain CLO Ltd. (Cayman Islands), Series 2014-4A, Class A1R, 144A	2.404%	(c)	11/30/26	730	729,106
BlueMountain CLO Ltd. (Cayman Islands), Series 2015-3A, Class A1, 144A	2.510%	(c)	10/20/27	4,000	4,012,312
Canyon Capital CLO Ltd., Series 2006-1A, Class A1, 144A	1.381%	(c)	12/15/20	300	297,739
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2012-2A, Class B1R, 144A	3.130%	(c)	07/20/23	380	381,500
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2013-3A, Class B, 144A	3.673%	(c)	07/15/25	250	250,783
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	2.493%	(c)	10/15/25	370	370,917
Cedar Funding IV CLO Ltd. (Cayman Islands), Series 2014-4A, Class A1, 144A	2.541%	(c)	10/23/26	550	549,977
Cedar Funding V CLO Ltd. (Cayman Islands), Series 2016-5A, Class A1, 144A	2.633%	(c)	07/17/28	850	855,645
CIFC Funding 2014-IV Ltd. (Cayman Islands), Series 2014-4A, Class A1R, 144A	2.377%	(c)	10/17/26	1,450	1,454,975
CIFC Funding Ltd. (Cayman Islands), Series 2012-2A, Class A1R, 144A	2.450%	(c)	12/05/24	244	244,086
CIFC Funding Ltd. (Cayman Islands), Series 2012-3A, Class A3R, 144A	3.740%	(c)	01/29/25	340	340,835
CIFC Funding Ltd. (Cayman Islands), Series 2013-1A, Class A2, 144A	2.923%	(c)	04/16/25	1,080	1,081,125
CIFC Funding Ltd. (Cayman Islands), Series 2013-4A, Class B1R, 144A	2.552%	(c)	11/27/24	1,140	1,141,375

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
CIFC Funding Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.524%	(c)	04/18/25	1,350	$1,353,110
CIFC Funding Ltd. (Cayman Islands), Series 2014-2A, Class A1LR, 144A^	2.235%	(c)	05/24/26	3,399	3,398,198
CIFC Funding Ltd. (Cayman Islands), Series 2014-3A, Class C1, 144A	3.843%	(c)	07/22/26	310	311,348
CIFC Funding Ltd. (Cayman Islands), Series 2014-5A, Class A1R, 144A	2.423%	(c)	01/17/27	3,185	3,195,633
CIFC Funding Ltd. (Cayman Islands), Series 2014-5A, Class CR, 144A	3.723%	(c)	01/17/27	250	251,177
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A	2.431%	(c)	01/22/27	370	369,746
CIFC Funding Ltd. (Cayman Islands), Series 2015-3A, Class A, 144A	2.445%	(c)	10/19/27	780	780,015
Finn Square CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1R, 144A	2.367%	(c)	12/24/23	203	203,140
Finn Square CLO Ltd. (Cayman Islands), Series 2012-1A, Class A2R, 144A	2.857%	(c)	12/24/23	250	247,537
Flatiron CLO Ltd. (Cayman Islands), Series 2012-1A, Class BR, 144A	3.538%	(c)	10/25/21	460	460,019
Fraser Sullivan CLO VII Ltd. (Cayman Islands), Series 2012-7A, Class BR, 144A	3.530%	(c)	04/20/23	540	540,784
Galaxy XV CLO Ltd. (Cayman Islands), Series 2013-15A, Class A, 144A	2.273%	(c)	04/15/25	1,010	1,010,307
Greystone Commercial Real Estate Notes Ltd. (Cayman Islands), Series 2017-FL1A, Class A, 144A	2.493%	(c)	03/15/27	250	250,177
Highbridge Loan Management Ltd. (Cayman Islands), Series 6A-2015, Class A, 144A	2.484%	(c)	05/05/27	4,150	4,157,115
LCM XIV LP (Cayman Islands), Series 14A, Class A, 144A	2.173%	(c)	07/15/25	250	250,176
LCM XVIII LP (Cayman Islands), Series 18A, Class B1, 144A	3.330%	(c)	04/20/27	610	609,949
LCM XVIII LP (Cayman Islands), Series 18A, Class C1, 144A	4.180%	(c)	04/20/27	250	250,995
Lime Street CLO Ltd. (Cayman Islands), Series 2007-1A, Class B, 144A	1.702%	(c)	06/20/21	500	498,007
Madison Park Funding Ltd. (Cayman Islands), Series 2012-9A, Class AR, 144A	2.329%	(c)	08/15/22	2,215	2,215,643
Madison Park Funding XI Ltd. (Cayman Islands), Series 2013-11A, Class A1B, 144A	2.491%	(c)	10/23/25	366	367,516
Mountain Hawk I CLO Ltd. (Cayman Islands), Series 2013-1A, Class B1, 144A	3.210%	(c)	01/20/24	740	738,654
Neuberger Berman CLO XIII Ltd. (Cayman Islands), Series 2012-13A, Class B, 144A	3.341%	(c)	01/23/24	2,360	2,359,490
Neuberger Berman CLO XVI Ltd. (Cayman Islands), Series 2014-16A, Class B2R, 144A	3.193%	(c)	04/15/26	465	464,976
Northwoods Capital IX Ltd. (Cayman Islands), Series 2012-9A, Class A, 144A	2.444%	(c)	01/18/24	250	250,016
OCP CLO Ltd. (Cayman Islands), Series 2013-3A, Class B, 144A	3.773%	(c)	01/17/25	500	501,744
OCP CLO Ltd. (Cayman Islands), Series 2014-5A, Class A1, 144A	2.032%	(c)	04/26/26	500	499,100
OCP CLO Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	2.553%	(c)	04/17/27	130	129,997
Octagon Investment Partners XVII Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.368%	(c)	10/25/25	250	250,673

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Octagon Investment Partners XVII Ltd. (Cayman Islands), Series 2013-1A, Class A2R, 144A	2.718%	(c)	10/25/25	1,740	$1,744,194
Octagon Investment Partners XX Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.474%	(c)	08/12/26	470	470,812
OFSI Fund VI Ltd. (Cayman Islands), Series 2014-6A, Class A2, 144A	2.923%	(c)	03/20/25	655	653,279
OHA Credit Partners IX Ltd. (Cayman Islands), Series 2013-9A, Class A1, 144A	2.430%	(c)	10/20/25	1,250	1,250,126
OHA Credit Partners Ltd., Series 2013, Class 9A^	1.400%		10/20/25	1,250	1,249,999
OHA Credit Partners Ltd. (Cayman Islands), Series 2013-8A, Class A, 144A	2.150%	(c)	04/20/25	2,711	2,713,295
OZLM Funding II Ltd. (Cayman Islands), Series 2012-2A, Class A1R, 144A	2.479%	(c)	10/30/27	6,943	6,944,400
OZLM Funding III Ltd. (Cayman Islands), Series 2013-3A, Class BR, 144A	4.041%	(c)	01/22/29	2,250	2,259,951
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	2.191%	(c)	07/22/25	290	290,191
OZLM Funding V Ltd. (Cayman Islands), Series 2013-5A, Class BR, 144A	3.487%	(c)	01/17/26	820	823,237
OZLM VI Ltd. (Cayman Islands), Series 2014-6A, Class BR, 144A	3.599%	(c)	04/17/26	300	301,330
OZLM VII Ltd. (Cayman Islands), Series 2014-7A, Class A1A, 144A	2.443%	(c)	07/17/26	1,900	1,900,012
OZLM VII Ltd. (Cayman Islands), Series 2014-7A, Class A1AR, 144A^	2.308%	(c)	07/17/26	1,900	1,900,000
OZLM VII Ltd. (Cayman Islands), Series 2014-7A, Class A1B, 144A	2.513%	(c)	07/17/26	250	249,999
OZLM VII Ltd. (Cayman Islands), Series 2014-7A, Class A1BR, 144A^	2.308%	(c)	07/17/26	250	250,000
OZLM VII Ltd. (Cayman Islands), Series 2014-7A, Class A2A, 144A	3.073%	(c)	07/17/26	1,300	1,300,039
OZLM VII Ltd. (Cayman Islands), Series 2014-7A, Class B1R, 144A^	3.408%	(c)	07/17/26	350	350,000
OZLM IX Ltd. (Cayman Islands), Series 2014-9A, Class CR, 144A	4.382%	(c)	01/20/27	990	991,046
OZLM XI Ltd. (Cayman Islands), Series 2015-11A, Class A1A, 144A	2.589%	(c)	01/30/27	3,070	3,084,005
OZLM XII Ltd. (Cayman Islands), Series 2015-12A, Class A1, 144A	2.489%	(c)	04/30/27	1,000	1,004,298
Palmer Square CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1AR, 144A^	2.378%	(c)	10/17/27	440	441,594
Palmer Square CLO Ltd. (Cayman Islands), Series 2013-2A, Class B, 144A	4.073%	(c)	10/17/25	250	250,010
Palmer Square CLO Ltd. (Cayman Islands), Series 2013-2A, Class BR, 144A^	3.408%	(c)	10/17/27	250	250,000
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2016-2A, Class A2, 144A	3.141%	(c)	06/21/24	950	951,363
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2016-2A, Class B, 144A	4.191%	(c)	06/21/24	1,030	1,036,547
Race Point VII CLO Ltd. (Cayman Islands), Series 2012-7A, Class CR, 144A	3.688%	(c)	11/08/24	770	771,772
Race Point X CLO Ltd. (Cayman Islands), Series 2016-10A, Class A, 144A	2.638%	(c)	07/25/28	1,360	1,366,598
Shackleton II CLO Ltd. (Cayman Islands), Series 2012-2A, Class B1R, 144A	2.880%	(c)	10/20/23	510	508,173

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Shackleton II CLO Ltd. (Cayman Islands), Series 2012-2A, Class CR, 144A	3.680%	(c)	10/20/23	500	$501,043
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A2, 144A	2.193%	(c)	04/15/25	1,400	1,401,010
Sound Point CLO I Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.730%	(c)	10/20/23	250	250,504
Sound Point CLO IV Ltd. (Cayman Islands), Series 2013-3A, Class A, 144A	2.411%	(c)	01/21/26	2,500	2,503,013
Sound Point CLO VI Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	2.390%	(c)	10/20/26	600	600,736
Sound Point CLO XI Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.680%	(c)	07/20/28	1,410	1,420,826
Sound Point CLO XII Ltd. (Cayman Islands), Series 2016-2A, Class A, 144A	2.690%	(c)	10/20/28	740	744,292
Sound Point CLO XIV Ltd. (Cayman Islands), Series 2016-3A, Class A, 144A	2.411%	(c)	01/23/29	1,830	1,840,359
Sound Point CLO XIV Ltd. (Cayman Islands), Series 2016-3A, Class C, 144A	3.531%	(c)	01/23/29	250	251,849
Symphony CLO XI Ltd. (Cayman Islands), Series 2013-11A, Class B1, 144A	3.223%	(c)	01/17/25	210	211,003
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-2A, Class A2, 144A	2.473%	(c)	07/15/26	1,260	1,261,887
TIAA CLO II Ltd. (Cayman Islands), Series 2017-1A, Class A, 144A^	2.490%	(c)	04/20/29	510	509,552
TICP CLO I Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.530%	(c)	07/20/27	1,000	999,696
TICP CLO III Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	2.570%	(c)	01/20/27	764	764,011
TICP CLO III Ltd. (Cayman Islands), Series 2014-3A, Class AR, 144A^	2.210%	(c)	01/20/27	764	764,000
Venture X CLO Ltd. (Cayman Islands), Series 2012-10A, Class BR, 144A	2.862%	(c)	07/20/22	1,910	1,912,887
Venture XVII CLO Ltd. (Cayman Islands), Series 2014-17A, Class B1, 144A	3.123%	(c)	07/15/26	290	290,654
Venture XVIII CLO Ltd. (Cayman Islands), Series 2014-18A, Class A, 144A	2.473%	(c)	10/15/26	2,365	2,364,992
Venture XIX CLO Ltd. (Cayman Islands), Series 2014-19A, Class BR, 144A	3.022%	(c)	01/15/27	450	449,106
Venture XX CLO Ltd. (Cayman Islands), Series 2015-20A, Class B1, 144A	3.123%	(c)	04/15/27	450	450,873
Voya CLO Ltd. (Cayman Islands), Series 2012-2A, Class BR, 144A	2.970%	(c)	10/15/22	760	759,493
Voya CLO Ltd. (Cayman Islands), Series 2012-3A, Class AR, 144A	2.343%	(c)	10/15/22	977	976,889
Voya CLO Ltd. (Cayman Islands), Series 2013-3A, Class A1, 144A	2.474%	(c)	01/18/26	1,310	1,310,072
Voya CLO Ltd. (Cayman Islands), Series 2013-3A, Class A1R, 144A^	2.208%	(c)	01/18/26	1,310	1,310,000
Voya CLO Ltd. (Cayman Islands), Series 2013-3A, Class A2, 144A	2.824%	(c)	01/18/26	450	449,999
Voya CLO Ltd. (Cayman Islands), Series 2013-3A, Class A2R, 144A^	2.208%	(c)	01/18/26	450	450,000
Wellfleet CLO Ltd. (Cayman Islands), Series 1A, Class A1, 144A^.	—(p)		04/20/29	490	490,000

					139,166,388

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities — 3.3%
ACE Securities Corp. Manufactured Housing Trust, Series 2003-MH1, Class B2, 144A	4.760%	(s)	08/15/30	477	$330,112
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class C	2.510%		01/08/21	12,535	12,660,819
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class B	2.110%		01/08/21	570	571,809
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class C	2.880%		07/08/21	360	362,925
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	2,000	1,998,659
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22	2,885	2,920,268
Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class A, 144A	2.720%		11/20/22	3,890	3,887,871
Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A, 144A	3.070%		09/20/23	2,870	2,891,432
BankAmerica Manufactured Housing Contract Trust, Series 1998-2, Class B1	7.934%	(c)	12/10/25	680	556,940
California Republic Auto Receivables Trust, Series 2015-4, Class A3, 144A	2.040%		01/15/20	1,500	1,504,018
Conseco Finance Securitizations Corp., Series 2000-4, Class A5	7.970%		05/01/32	1,389	758,145
Conseco Finance Securitizations Corp., Series 2000-5, Class A6	7.960%		05/01/31	612	430,655
Conseco Finance Securitizations Corp., Series 2000-5, Class A7	8.200%		05/01/31	1,117	805,906
CPS Auto Receivables Trust, Series 2015-B, Class A, 144A	1.650%		11/15/19	1,534	1,533,473
CPS Auto Receivables Trust, Series 2015-C, Class C, 144A	3.420%		08/16/21	4,045	4,074,966
CPS Auto Trust, Series 2017-A, Class B, 144A	2.680%		05/17/21	2,070	2,065,185
Credit Acceptance Auto Loan Trust, Series 2015-1A, Class A, 144A	2.000%		07/15/22	1,569	1,571,783
Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A, 144A	2.420%		11/15/23	1,825	1,827,155
Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 144A	2.150%		04/15/24	1,570	1,560,949
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A, 144A	2.560%		10/15/25	1,345	1,344,305
DB Master Finance LLC, Series 2015-1A, Class A2I, 144A	3.262%		02/20/45	3,631	3,649,969
Drive Auto Receivables Trust, Series 2016-BA, Class B, 144A	2.560%		06/15/2020	860	864,772
Drive Auto Receivables Trust, Series 2016-BA, Class C, 144A	3.190%		07/15/22	1,805	1,828,423
Drive Auto Receivables Trust, Series 2017-AA, Class B, 144A	2.510%		01/15/21	645	647,540
Drive Auto Receivables Trust, Series 2017-AA, Class C, 144A	2.980%		01/18/22	885	890,913
Drive Auto Receivables Trust, Series 2017-BA, Class B, 144A^	2.200%		05/15/20	340	339,970
DT Auto Owner Trust, Series 2017-1A, Class A, 144A	1.560%		06/15/20	1,169	1,167,959
Exeter Automobile Receivables Trust, Series 2016-1A, Class A, 144A	2.350%		07/15/20	719	720,826
Exeter Automobile Receivables Trust, Series 2017-1A, Class A, 144A	1.960%		03/15/21	1,275	1,273,619

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
First Investors Auto Owner Trust, Series 2017-1A, Class A1, 144A	1.690%		04/15/21	626	$625,554
Flagship Credit Auto Trust, Series 2016-1, Class A, 144A	2.770%		12/15/20	1,885	1,898,780
Litigation Fee Residual Funding Trust, Series 2015-1, Class A^	4.000%		10/01/27	1,582	1,549,563
Navient Private Education Loan Trust, Series 2014-AA, Class B, 144A	3.500%		08/15/44	3,000	2,762,817
Navient Private Education Loan Trust, Series 2016-AA, Class A2B, 144A	3.062%	(c)	12/15/45	2,010	2,089,812
Navient Private Education Loan Trust, Series 2016-AA, Class B, 144A	3.500%	(c)	12/16/58	900	808,651
NextGear Floorplan Master Owner Trust, Series 2015-1A, Class B, 144A	2.662%	(c)	07/15/19	290	290,086
Oakwood Mortgage Investors, Inc., Series 2001-D, Class A2	5.260%	(c)	01/15/19	243	191,774
OneMain Financial Issuance Trust, Series 2015-1A, Class A, 144A	3.190%		03/18/26	6,195	6,260,516
OneMain Financial Issuance Trust, Series 2015-1A, Class B, 144A	3.850%		03/18/26	3,800	3,815,200
OneMain Financial Issuance Trust, Series 2015-1A, Class C, 144A	5.120%		03/18/26	2,500	2,525,796
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 144A	4.320%		07/18/25	1,370	1,367,697
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%		02/20/29	3,320	3,379,403
OneMain Financial Issuance Trust, Series 2016-2A, Class A, 144A	4.100%		03/20/28	3,700	3,789,093
Origen Manufactured Housing Contract Trust, Series 2001-A, Class M1	7.820%	(c)	03/15/32	213	210,735
Santander Drive Auto Receivables Trust, Series 2014-2, Class C	2.330%		11/15/19	12,409	12,461,397
SLC Private Student Loan Trust, Series 2006-A, Class C	1.472%	(c)	07/15/36	1,200	1,079,803
SLM Private Credit Student Loan Trust, Series 2004-B, Class A3	1.461%	(c)	03/15/24	5,479	5,347,285
SLM Private Credit Student Loan Trust, Series 2005-A, Class A3	1.331%	(c)	06/15/23	1,227	1,215,302
SLM Private Credit Student Loan Trust, Series 2006-B, Class A4	1.311%	(c)	03/15/24	3	2,714
SoFi Professional Loan Program LLC, Series 2014-A, Class A2, 144A	3.020%		10/25/27	1,818	1,838,320
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050%		04/25/29	3,077	3,095,691
Springleaf Funding Trust, Series 2015-AA, Class B, 144A	3.620%		11/15/24	1,613	1,611,123
World Financial Network Credit Card Master Trust, Series 2012-C, Class A	2.230%		08/15/22	2,595	2,614,605
World Financial Network Credit Card Master Trust, Series 2012-C, Class C	4.550%		08/15/22	810	828,711
World Financial Network Credit Card Master Trust, Series 2016-A, Class A	2.030%		04/15/25	1,845	1,817,562
World Financial Network Credit Card Master Trust, Series 2016-C, Class A	1.720%		08/15/23	2,805	2,789,154

					121,308,510

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities — 2.9%
Ajax Mortgage Loan Trust, Series 2016-1, Class A, 144A	4.250%		07/25/47	644	$636,400
Ajax Mortgage Loan Trust, Series 2016-B, Class A, 144A	4.000%		09/25/65	811	809,874
Ajax Mortgage Loan Trust, Series 2016-C, Class A, 144A	4.000%		10/25/57	570	567,594
American Homes 4 Rent, Series 2014-SFR1, Class A, 144A	1.943%	(c)	06/17/31	731	730,841
B2R Mortgage Trust, Series 2015-1, Class A1, 144A	2.524%		05/15/48	268	264,637
Bayview Financial Revolving Asset Trust, Series 2005-E, Class A1, 144A	1.776%	(c)	12/28/40	427	379,993
Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 144A	4.000%		04/28/55	1,438	1,473,526
Bayview Opportunity Master Fund IVa Trust 2017-SPL1, Series 2017-SPL1, Class A, 144A^	4.000%	(c)	10/28/64	2,200	2,273,636
Bayview Opportunity Master Fund Trust, Series 2017-SPL2, Class A, 144A^	4.000%	(c)	06/28/54	700	723,454
Bear Stearns Asset-Backed Securities I Trust, Series 2007-HE3, Class 1A4	1.332%	(c)	04/25/37	1,587	997,803
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2	2.182%	(c)	01/25/36	151	144,374
Bear Stearns Asset-Backed Securities Trust, Series 2006-SD2, Class M1	1.532%	(c)	06/25/36	5,100	4,827,778
BNC Mortgage Loan Trust, Series 2007-2, Class A2	1.082%	(c)	05/25/37	796	785,649
Carrington Mortgage Loan Trust, Series 2006-FRE2, Class A3	1.142%	(c)	10/25/36	857	564,431
Carrington Mortgage Loan Trust, Series 2006-NC2, Class A3	1.132%	(c)	06/25/36	379	359,985
Colony American Finance Ltd. (Cayman Islands), Series 2015-1, Class A, 144A	2.896%		10/15/47	5,854	5,821,593
Colony American Homes, Series 2015-1A, Class A, 144A	2.143%	(c)	07/17/32	763	765,473
Countrywide Asset-Backed Certificates Trust, Series 2006-11, Class 3AV2	1.142%	(c)	09/25/46	99	93,094
Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB2, Class AF4	3.464%		12/25/36	155	112,636
Credit-Based Asset Servicing & Securitization Trust, Series 2006-CB9, Class A2	1.092%	(c)	11/25/36	322	185,828
Credit-Based Asset Servicing & Securitization Trust, Series 2006-CB9, Class A4	1.212%	(c)	11/25/36	53	31,257
Credit-Based Asset Servicing & Securitization Trust, Series 2007-CB1, Class AF2	3.825%		01/25/37	1,579	684,065
Credit-Based Asset Servicing & Securitization Trust, Series 2007-CB5, Class A2	1.152%	(c)	04/25/37	288	215,431
CWHEQ Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4Q1B, 144A	1.212%	(c)	12/15/33	396	342,559
EMC Mortgage Loan Trust, Series 2001-A, Class A, 144A	1.518%	(c)	05/25/40	943	869,879
Fannie Mae Grantor Trust, Series 2002-T10, Class A1	4.833%	(c)	06/25/32	742	734,032
First Franklin Mortgage Loan Trust, Series 2005-FF10, Class A5	1.342%	(c)	11/25/35	4,400	3,593,397

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
First Franklin Mortgage Loan Trust, Series 2006-FF5, Class 2A3	1.142%	(c)	04/25/36	343	$311,061
Fremont Home Loan Trust, Series 2006-3, Class 2A3	1.152%	(c)	02/25/37	19,696	11,135,796
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2, Class A2C	1.232%	(c)	12/25/35	179	170,827
GSAA Trust, Series 2007-2, Class AF3	5.917%	(c)	03/25/37	148	65,024
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2	3.007%	(c)	07/25/34	197	186,142
Home Partners of America Trust, Series 2016-1, Class A, 144A	2.563%	(c)	03/17/33	2,386	2,403,970
Invitation Homes Trust, Series 2014-SFR2, Class C, 144A	3.143%	(c)	09/17/31	400	400,393
Invitation Homes Trust, Series 2014-SFR2, Class E, 144A	4.353%	(c)	09/17/31	370	370,713
Invitation Homes Trust, Series 2014-SFR3, Class D, 144A	3.943%	(c)	12/17/31	290	289,999
Invitation Homes Trust, Series 2015-SFR3, Class A, 144A	2.243%	(c)	08/17/32	953	959,779
Invitation Homes Trust, Series 2015-SFR3, Class E, 144A	4.693%	(c)	08/17/32	370	375,418
JPMorgan Mortgage Acquisition Trust, Series 2006-CW1, Class M1	1.252%	(c)	05/25/36	290	239,215
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A5	6.410%		07/25/36	278	159,455
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A6	6.000%		07/25/36	209	119,696
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, 144A	1.072%	(c)	06/25/37	146	91,232
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A4, 144A	1.282%	(c)	06/25/37	11,596	7,518,828
Lehman XS Trust, Series 2007-2N, Class 3A3	0.809%	(c)	02/25/37	10,119	6,002,489
Long Beach Mortgage Loan Trust, Series 2006-2, Class 2A3	1.172%	(c)	03/25/46	2,674	1,246,684
MASTR Specialized Loan Trust, Series 2006-3, Class A, 144A	1.242%	(c)	06/25/46	185	162,777
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE7, Class A2C	2.232%	(c)	07/25/37	8,600	6,386,336
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A2	1.092%	(c)	11/25/36	317	151,674
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV3	1.162%	(c)	06/25/37	110	104,282
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, 144A	1.382%	(c)	10/25/36	497	452,988
Pretium Mortgage Credit Partners I LLC, Series 2015-NPL4, Class A1, 144A	4.375%		11/27/30	500	501,248
Pretium Mortgage Credit Partners I LLC, Series 2016-NPL3, Class A1, 144A	4.375%		05/27/31	1,414	1,422,437
Pretium Mortgage Credit Partners I LLC, Series 2016-NPL6, Class A1, 144A	3.500%		10/27/31	964	966,644
Progress Residential Trust, Series 2015-SFR2, Class A, 144A	2.740%		06/12/32	633	630,109
Progress Residential Trust, Series 2016-SFR1, Class A, 144A	2.443%	(c)	09/17/33	1,026	1,039,424
Progress Residential Trust, Series 2016-SFR1, Class E, 144A	4.793%	(c)	09/17/33	710	725,769
PRPM LLC, Series 2017-1A, Class A1, 144A	4.250%		01/25/22	212	212,872

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
RCO Mortgage LLC, Series 2015-NQM1, Class A, 144A	4.482%	(c)	11/25/45	234	$233,586
Silver Bay Realty Trust, Series 2014-1, Class A, 144A	1.913%	(c)	09/17/31	285	285,403
Soundview Home Loan Trust, Series 2004-WMC1, Class M2	1.777%	(c)	01/25/35	47	44,379
Stanwich Mortgage Loan Co. LLC, Series 2016-NPL2, Class NOTE, 144A	3.721%		08/16/46	776	777,505
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-MN1A, Class A1, 144A	1.212%	(c)	01/25/37	12,069	8,006,099
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 144A	2.750%	(c)	08/25/55	2,761	2,749,944
Tricon American Homes Trust, Series 2015-SFR1, Class A, 144A	2.193%	(c)	05/17/32	324	323,961
U.S. Residential Opportunity Fund II Trust, Series 2016-1II, Class A, 144A	3.475%		07/27/36	316	313,179
U.S. Residential Opportunity Fund II Trust, Series 2016-2II, Class A, 144A	3.475%		08/27/36	1,572	1,562,306
U.S. Residential Opportunity Fund II Trust, Series 2016-3II, Class A, 144A	3.598%		10/27/36	582	579,371
U.S. Residential Opportunity Fund III Trust, Series 2016-1III, Class A, 144A	3.475%		07/27/36	1,834	1,824,562
U.S. Residential Opportunity Fund III Trust, Series 2016-2III, Class A, 144A	3.475%		08/27/36	4,124	4,098,398
U.S. Residential Opportunity Fund III Trust, Series 2016-3III, Class A, 144A	3.598%		10/27/36	2,727	2,711,851
U.S. Residential Opportunity Fund IV Trust, Series 2016-1IV, Class A, 144A	3.475%		07/27/36	3,176	3,184,466
U.S. Residential Opportunity Fund IV Trust, Series 2016-2IV, Class NOTE, 144A	3.475%		08/27/36	2,600	2,583,867
U.S. Residential Opportunity Fund IV Trust, Series 2016-3IV, Class A, 144A	3.598%		10/27/36	1,383	1,389,853
VOLT XLVI LLC, Series 2016-NPL6, Class A1, 144A	3.844%		06/25/46	2,584	2,588,504
WaMu Asset-Backed Certificates Trust, Series 2006-HE4, Class 2A2	1.162%	(c)	09/25/36	1,483	699,269
WaMu Asset-Backed Certificates Trust, Series 2006-HE5, Class 1A	1.137%	(c)	10/25/36	631	481,539
WestVue Mortgage Loan Trust, Series 2015-1A, Class A, 144A	4.500%		09/25/20	347	348,405

					108,578,947

TOTAL ASSET-BACKED SECURITIES (cost $367,463,305)					369,053,845

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.7%
BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class A, 144A	1.962%	(c)	09/15/26	296	296,250
BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class F, 144A	4.412%	(c)	09/15/26	561	559,272
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class F, 144A	3.596%	(c)	04/14/33	500	472,273
BAMLL Commercial Mortgage Securities Trust, Series 2016-ISQ, Class E, 144A	3.606%	(c)	08/14/34	1,470	1,246,122
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX	5.482%	(c)	01/15/49	65	64,442
Banc of America Commercial Mortgage Trust, Series 2008-1, Class A4	6.231%	(c)	02/10/51	80	81,413

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO	0.918%	(c)	09/15/48	1,966	$112,922
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class XB, IO	0.632%	(c)	02/15/50	6,000	309,485
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class XD, IO, 144A	1.288%	(c)	02/15/50	1,000	101,209
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM	4.727%		07/10/43	482	482,233
Bayview Commercial Asset Trust, Series 2007-4A, Class A1, 144A	1.432%	(c)	09/25/37	1,691	1,477,810
BBCMS Trust, Series 2015-SLP, Class D, 144A	4.112%	(c)	02/15/28	440	433,061
BBCMS Trust, Series 2015-SRCH, Class A1, 144A	3.312%		08/10/35	693	704,115
BBCMS Trust, Series 2015-SRCH, Class XA, IO, 144A	1.122%	(c)	08/10/35	4,630	338,742
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AMFL, 144A	1.571%	(c)	06/11/50	948	947,661
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A1A	5.602%		06/11/50	49	49,912
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AM	6.084%	(c)	06/11/50	680	693,982
BWAY Mortgage Trust, Series 2013-1515, Class F, 144A	3.927%	(c)	03/10/33	700	675,547
BXHTL Mortgage Trust, Series 2015-JWRZ, Class A, 144A	2.142%	(c)	05/15/29	735	736,621
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 144A	5.488%	(c)	04/10/29	140	137,157
CD Mortgage Trust, Series 2006-CD3, Class AM .	5.648%		10/15/48	1,390	1,417,683
CD Mortgage Trust, Series 2007-CD5, Class AMA.	6.159%	(c)	11/15/44	953	971,632
CD Mortgage Trust, Series 2017-CD3, Class A4	3.631%		02/10/50	190	195,763
CD Mortgage Trust, Series 2017-CD3, Class XA, IO	1.049%	(c)	02/10/50	3,298	261,370
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 144A	2.312%	(c)	12/15/27	568	568,698
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XD, IO, 144A	1.864%	(c)	01/10/48	1,390	160,491
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, IO	1.927%	(c)	05/10/58	1,552	177,639
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XB, IO	0.893%	(c)	05/10/58	1,440	80,045
CFCRE Mortgage Trust, Series 2015-RUM, Class A, 144A	2.612%	(c)	07/15/30	360	360,522
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class E, 144A	3.786%	(c)	04/10/28	200	199,556
CGGS Commercial Mortgage Trust, Series 2016-RNDB, Class CFL, 144A	4.412%	(c)	02/15/33	81	81,607
CGGS Commercial Mortgage Trust, Series 2016-RNDB, Class DFL, 144A	5.662%	(c)	02/15/33	996	998,809
Chicago Skyscraper Trust, Series 2017-SKY, Class D, 144A	3.163%	(c)	04/15/30	350	352,920
Chicago Skyscraper Trust, Series 2017-SKY, Class E, 144A	4.213%	(c)	04/15/30	790	794,342
Chicago Skyscraper Trust, Series 2017-SKY, Class F, 144A	5.013%	(c)	04/15/30	110	110,400
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class C, 144A	3.518%	(c)	05/10/35	180	181,069

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class E, 144A	3.518%	(c)	05/10/35	1,097	$1,051,797
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class D, 144A	4.456%	(c)	04/10/46	1,050	954,178
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A4	4.023%		03/10/47	790	836,736
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class XE, IO, 144A	1.385%	(c)	10/10/47	1,000	71,005
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class A, 144A	2.062%	(c)	09/15/27	1,330	1,326,639
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class C	4.954%	(c)	05/10/49	320	315,368
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class C	4.923%	(c)	04/10/49	160	155,664
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class D, 144A	2.788%		04/10/49	330	220,833
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class XA, IO	1.715%	(c)	04/15/49	2,025	224,609
Citigroup Commercial Mortgage Trust, Series 2016-SMPL, Class D, 144A	3.520%		09/10/31	100	99,126
Citigroup Commercial Mortgage Trust, Series 2016-SMPL, Class E, 144A	4.509%		09/10/31	150	145,639
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A4^	3.712%		04/01/50	750	772,458
Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 144A	3.400%		10/05/30	1,350	1,343,286
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class XA, IO	0.973%	(c)	02/10/47	12,564	402,637
Commercial Mortgage Trust, Series 2005-C6, Class F, 144A	5.655%	(c)	06/10/44	110	114,486
Commercial Mortgage Trust, Series 2007-C9, Class A4	5.808%	(c)	12/10/49	2,373	2,381,505
Commercial Mortgage Trust, Series 2007-C9, Class AJFL, 144A.	1.548%	(c)	12/10/49	380	375,141
Commercial Mortgage Trust, Series 2007-GG11, Class A4	5.736%		12/10/49	791	795,070
Commercial Mortgage Trust, Series 2014-CR16, Class A4	4.051%		04/10/47	1,095	1,160,167
Commercial Mortgage Trust, Series 2014-CR17, Class A5	3.977%		05/10/47	1,615	1,704,039
Commercial Mortgage Trust, Series 2014-CR18, Class A4	3.550%		07/15/47	100	102,724
Commercial Mortgage Trust, Series 2014-CR19, Class A5	3.796%		08/10/47	320	334,788
Commercial Mortgage Trust, Series 2014-CR21, Class C	4.417%	(c)	12/10/47	250	246,387
Commercial Mortgage Trust, Series 2014-FL4, Class D, 144A	2.375%	(c)	07/13/31	1,230	1,202,810
Commercial Mortgage Trust, Series 2014-PAT, Class E, 144A	4.031%	(c)	08/13/27	140	140,413
Commercial Mortgage Trust, Series 2014-TWC, Class A, 144A	1.731%	(c)	02/13/32	475	476,191
Commercial Mortgage Trust, Series 2015-3BP, Class XA, IO, 144A	0.168%	(c)	02/10/35	50,000	344,035
Commercial Mortgage Trust, Series 2015-CR22, Class XA, IO	1.918%	(c)	03/10/48	8,712	463,606
Commercial Mortgage Trust, Series 2015-CR23, Class CMD, 144A.	3.685%	(c)	05/10/48	410	394,949

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, Series 2015-CR23, Class XA, IO	1.135%	(c)	05/10/48	8,297	$444,428
Commercial Mortgage Trust, Series 2015-CR25, Class XA, IO	1.109%	(c)	08/10/48	3,212	192,445
Commercial Mortgage Trust, Series 2015-LC19, Class D, 144A	2.867%		02/10/48	2,500	1,927,497
Commercial Mortgage Trust, Series 2015-LC21, Class C	4.312%	(c)	07/10/48	1,000	942,203
Commercial Mortgage Trust, Series 2015-LC21, Class XA, IO	1.006%	(c)	07/10/48	1,250	54,047
Commercial Mortgage Trust, Series 2016-667M, Class D, 144A	3.179%	(c)	10/10/36	170	151,565
Commercial Mortgage Trust, Series 2016-DC2, Class XA, IO	1.075%	(c)	02/10/49	2,801	192,921
Commercial Mortgage Trust, Series 2016-SAVA, Class A, 144A	2.632%	(c)	10/15/34	3,880	3,899,448
Commercial Mortgage Trust, Series 2016-SAVA, Class C, 144A	3.912%	(c)	10/15/34	970	973,246
Core Industrial Trust, Series 2015-CALW, Class G, 144A	3.850%	(c)	02/10/34	495	478,778
Core Industrial Trust, Series 2015-TEXW, Class A, 144A	3.077%		02/10/34	900	919,224
Core Industrial Trust, Series 2015-TEXW, Class D, 144A	3.849%	(c)	02/10/34	320	322,956
Core Industrial Trust, Series 2015-TEXW, Class E, 144A	3.849%	(c)	02/10/34	1,300	1,275,971
Core Industrial Trust, Series 2015-TEXW, Class F, 144A	3.849%	(c)	02/10/34	1,170	1,116,981
Core Industrial Trust, Series 2015-TEXW, Class XA, IO, 144A	0.900%	(c)	02/10/34	3,930	131,391
Core Industrial Trust, Series 2015-WEST, Class XA, IO, 144A	1.076%	(c)	02/10/37	2,680	165,032
Cosmopolitan Hotel Trust, Series 2016-CSMO, Class A, 144A	2.312%	(c)	11/15/33	1,230	1,240,006
Countrywide Commercial Mortgage Trust, Series 2007-MF1, Class A, 144A	6.208%	(c)	11/12/43	242	243,209
Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class AMFL	1.173%	(c)	01/15/49	223	223,051
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class A4	5.695%	(c)	09/15/40	2,587	2,598,233
Credit Suisse Commercial Mortgage Trust, Series 2008-C1, Class A3	6.062%	(c)	02/15/41	407	411,451
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C4, Class F, 144A	5.234%	(c)	10/15/39	150	155,620
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class XA, IO	1.056%	(c)	11/15/48	24,306	1,486,190
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, IO	1.814%	(c)	01/15/49	2,006	228,504
CSMC Trust, Series 2010-RR2, Class 2A, 144A	5.958%	(c)	09/15/39	1,417	1,415,651
CSMC Trust, Series 2014-TIKI, Class E, 144A	4.062%	(c)	09/15/38	220	217,982
CSMC Trust, Series 2015-DEAL, Class A, 144A	2.232%	(c)	04/15/29	717	717,419
CSMC Trust, Series 2015-GLPB, Class A, 144A	3.639%		11/15/34	693	725,168
CSMC Trust, Series 2016-MFF, Class A, 144A	2.512%	(c)	11/15/33	170	170,394
CSMC Trust, Series 2017-1, Class A	4.500%		03/25/21	5,920	5,923,564
DBJPM Mortgage Trust, Series 2016-C3, Class D, 144A	3.495%	(c)	09/10/49	683	527,313
Fannie Mae-Aces, Series 2015-M4, Class X2, IO .	0.655%	(c)	07/25/22	12,562	287,790

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, Series K028, Class X1, IO	0.345%	(c)	02/25/23	28,997	$469,775
FHLMC Multifamily Structured Pass-Through Certificates, Series K031, Class X1, IO	0.250%	(c)	04/25/23	14,868	188,336
FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class X1, IO	0.311%	(c)	07/25/23	10,802	187,347
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531%	(c)	07/25/23	300	316,694
FHLMC Multifamily Structured Pass-Through Certificates, Series K035, Class X1, IO	0.427%	(c)	08/25/23	13,316	293,641
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class X1, IO	0.774%	(c)	10/25/23	7,047	291,018
FHLMC Multifamily Structured Pass-Through Certificates, Series K038, Class X1, IO	1.185%	(c)	03/25/24	4,369	288,665
FHLMC Multifamily Structured Pass-Through Certificates, Series K040, Class X1, IO	0.736%	(c)	09/25/24	10,292	467,277
FHLMC Multifamily Structured Pass-Through Certificates, Series K046, Class X1, IO	0.377%	(c)	03/25/25	11,903	308,846
FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class X1, IO	0.676%	(c)	11/25/25	4,586	212,482
FHLMC Multifamily Structured Pass-Through Certificates, Series K053, Class X1, IO	0.893%	(c)	12/25/25	1,983	126,799
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class X1, IO	1.180%	(c)	01/25/26	3,381	286,881
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.368%	(c)	03/25/26	1,510	149,444
FHLMC Multifamily Structured Pass-Through Certificates, Series K057, Class X1, IO	1.193%	(c)	07/25/26	1,964	172,828
FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class X1, IO	0.931%	(c)	08/25/26	1,933	136,090
FHLMC Multifamily Structured Pass-Through Certificates, Series K059, Class X1, IO	0.318%	(c)	09/25/26	5,774	145,843
FHLMC Multifamily Structured Pass-Through Certificates, Series K060, Class X1, IO	0.081%	(c)	10/25/26	20,974	178,658
FHLMC Multifamily Structured Pass-Through Certificates, Series K152, Class X1, IO	0.952%	(c)	01/25/31	3,091	282,946
FHLMC Multifamily Structured Pass-Through Certificates, Series K721, Class X1, IO	0.341%	(c)	08/25/22	3,323	51,879
FHLMC Multifamily Structured Pass-Through Certificates, Series KPLB, Class A	2.770%		05/25/25	670	664,182
FHLMC Multifamily Structured Pass-Through Certificates, Series KS07, Class A2	2.735%		09/25/25	2,000	1,975,729
FHLMC Multifamily Structured Pass-Through Certificates, Series KW02, Class X1, IO	0.447%	(c)	12/25/26	7,625	164,702
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, 144A	2.212%	(c)	12/15/34	575	577,036
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class EFX, 144A	3.382%	(c)	12/15/34	737	730,731
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class FFX, 144A	3.382%	(c)	12/15/34	1,090	1,063,832
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class GFX, 144A	3.382%	(c)	12/15/34	1,375	1,322,754
Government National Mortgage Assoc., Series 2011-38, Class IO, IO	0.066%	(c)	04/16/53	10,958	202,630
Government National Mortgage Assoc., Series 2014-40, Class AI, IO	1.000%		02/16/39	3,099	49,094
Government National Mortgage Assoc., Series 2014-52, Class AI, IO	0.825%		08/16/41	2,179	40,420

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc., Series 2014-112, Class IO, IO	1.186%	(c)	01/16/48	4,725	$276,713
Government National Mortgage Assoc., Series 2014-172, Class IO, IO	0.947%	(c)	01/16/49	4,722	238,796
Government National Mortgage Assoc., Series 2015-146, Class IB, IO	0.866%	(c)	07/16/55	9,053	518,262
Government National Mortgage Assoc., Series 2015-146, Class IC, IO	0.866%	(c)	07/16/55	41,581	2,235,967
Government National Mortgage Assoc., Series 2015-189, Class IG, IO	0.933%	(c)	01/16/57	27,116	1,789,026
Government National Mortgage Assoc., Series 2016-87, Class IO, IO	1.007%	(c)	08/16/58	2,315	177,968
Government National Mortgage Assoc., Series 2016-113, Class IO, IO	1.192%	(c)	02/16/58	1,916	172,597
Government National Mortgage Assoc., Series 2016-119, Class IO, IO	1.127%	(c)	04/16/58	2,513	207,991
Government National Mortgage Assoc., Series 2016-125, Class IO, IO	1.089%	(c)	12/16/57	2,343	189,292
GS Mortgage Securities Trust, Series 2011-GC5, Class C, 144A	5.400%	(c)	08/10/44	2,025	2,159,892
GS Mortgage Securities Trust, Series 2017-GS5, Class XA, IO	0.972%	(c)	03/10/50	2,300	154,105
GS Mortgage Securities Trust, Series 2007-GG10, Class A4	5.949%	(c)	08/10/45	3,942	3,938,065
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 144A	2.835%		08/10/38	160	154,184
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A5	3.775%		08/15/47	320	333,494
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class XA, IO	1.089%	(c)	08/15/47	1,529	88,462
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class D, 144A	4.560%	(c)	09/15/47	210	169,259
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class XA, IO	1.369%	(c)	02/15/48	40,275	2,797,641
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class B	3.986%		10/15/48	630	609,707
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class XA, IO	1.192%	(c)	10/15/48	2,324	134,351
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class XA, IO	1.038%	(c)	12/15/48	4,045	266,994
JPMBB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, IO, 144A	0.750%	(c)	12/15/49	1,800	100,105
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4	5.841%	(c)	06/15/49	1,656	1,656,793
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2008-C2, Class A4FL	2.381%	(c)	02/12/51	546	528,501
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class XA, IO	1.131%	(c)	07/15/47	1,266	57,317
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class A, 144A	2.612%	(c)	07/15/36	2,333	2,344,690
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-UES, Class E, 144A	3.621%	(c)	09/05/32	1,040	1,009,184
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-ATRM, Class D, 144A	5.355%		10/05/28	380	388,059

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Commercial Mortgage-Backed Securities Trust, Series 2009-RR1, Class A4B, 144A	5.836%	(c)	03/18/51	92	$92,487
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3	5.866%	(c)	09/15/45	8,342	8,467,433
Lehman Brothers Small Balance Commercial Mortgage Trust 2007-1, Series 2007-1A, Class 1A, 144A	1.232%	(c)	03/25/37	515	475,858
Lone Star Portfolio Trust, Series 2015-LSP, Class A1A2, 144A	2.712%	(c)	09/15/28	362	363,979
Lone Star Portfolio Trust, Series 2015-LSP, Class D, 144A	4.767%	(c)	09/15/28	128	129,740
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, IO, 144A	1.393%	(c)	03/10/50	1,000	58,343
Merrill Lynch Mortgage Investors Trust, Series 1998-C3, Class G, 144A	6.000%		12/15/30	1,793	1,783,308
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A	5.841%	(c)	06/12/50	29	29,322
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A4	5.485%	(c)	03/12/51	143	142,462
ML-CFC Commercial Mortgage Trust, Series 2007-7, Class A4	5.790%	(c)	06/12/50	346	346,073
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A5	3.892%		06/15/47	570	599,515
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XA, IO	1.144%	(c)	12/15/47	2,212	120,378
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XF, IO, 144A	1.190%	(c)	12/15/47	1,070	68,687
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4	3.732%		05/15/48	210	217,632
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class C	4.529%	(c)	10/15/48	100	101,516
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class D	3.068%		10/15/48	140	103,889
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5	3.531%		10/15/48	210	214,536
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class D, 144A	3.060%		10/15/48	885	654,440
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class XD, IO, 144A	1.351%	(c)	10/15/48	1,180	109,295
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class XA, IO	1.657%	(c)	05/15/49	1,788	193,285
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class XB, IO	0.959%	(c)	05/15/49	2,230	170,829
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class XA, IO	1.468%	(c)	11/15/49	996	97,637
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class XA, IO	0.779%	(c)	12/15/49	998	55,256
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class AM.	5.406%		03/15/44	402	401,483
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4	5.809%		12/12/49	858	862,891
Morgan Stanley Capital I Trust, Series 2008-T29, Class A4	6.301%	(c)	01/11/43	1,667	1,707,343
Morgan Stanley Capital I Trust, Series 2014-CPT, Class F, 144A	3.446%	(c)	07/13/29	130	127,516
Morgan Stanley Capital I Trust, Series 2014-CPT, Class G, 144A	3.446%	(c)	07/13/29	1,100	1,068,490

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Capital I Trust, Series 2015-MS1, Class C	4.030%	(c)	05/15/48	140	$131,761
Morgan Stanley Capital I Trust, Series 2015-XLF2, Class AFSB, 144A	3.662%	(c)	08/15/26	200	199,797
Morgan Stanley Capital I Trust, Series 2017-PRME, Class D, 144A	4.312%	(c)	02/15/34	160	160,042
Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4A, 144A	5.949%	(c)	08/12/45	6	6,295
Morgan Stanley Re-REMIC Trust, Series 2012-XA, Class A, 144A^	2.000%		07/27/49	338	338,425
Motel 6 Trust, Series 2015-MTL6, Class B, 144A .	3.298%		02/05/30	3,345	3,356,017
Motel 6 Trust, Series 2015-MTL6, Class C, 144A .	3.644%		02/05/30	3,780	3,802,392
One Market Plaza Trust, Series 2017-1MKT, Class XCP, IO, 144A	0.218%	(c)	02/10/32	12,180	80,023
STRIPs Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A^	0.500%		12/25/44	898	892,615
Velocity Commercial Capital Loan Trust, Series 2015-1, Class AFL, 144A	3.208%	(c)	06/25/45	515	518,668
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFL^	2.578%	(c)	10/25/46	391	391,421
Velocity Commercial Capital Loan Trust, Series 2016-2, Class M1^	3.661%	(c)	10/25/46	100	101,500
Velocity Commercial Capital Loan Trust, Series 2016-2, Class M2^	4.458%	(c)	10/25/46	100	102,250
Velocity Commercial Capital Loan Trust, Series 2016-2, Class M3	5.498%	(c)	10/25/46	100	97,343
Velocity Commercial Capital Loan Trust, Series 2016-2, Class M4	7.226%	(c)	10/25/46	100	96,835
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AJ	5.632%	(c)	10/15/48	1,523	1,527,181
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class AMFL, 144A	1.163%	(c)	06/15/49	1,000	987,588
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class AMFX, 144A	5.703%		06/15/49	4,000	4,040,112
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3	5.678%		05/15/46	245	246,245
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 144A	2.262%	(c)	06/15/29	940	943,118
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class XA, IO	0.985%	(c)	02/15/48	1,181	66,959
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class XA, IO	1.009%	(c)	09/15/58	906	56,700
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class XB, IO	0.357%	(c)	05/15/48	1,040	34,861
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class XA, IO	1.809%	(c)	03/15/59	4,065	443,079
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class XA, IO	1.097%	(c)	12/15/59	2,893	201,839
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class D	4.882%	(c)	01/15/59	580	552,350
WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 144A	5.248%	(c)	06/15/44	1,350	1,381,716
WFRBS Commercial Mortgage Trust, Series 2012-C9, Class XA, IO, 144A	2.087%	(c)	11/15/45	2,787	203,101
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class XA, IO	1.165%	(c)	05/15/47	1,249	67,596

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class A5	3.678%	08/15/47	345	$357,194

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $139,180,410)				138,941,359

CORPORATE BONDS — 29.5%

Advertising — 0.1%
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	3.750%	02/15/23	572	580,315
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	4.000%	03/15/22	915	953,046

				1,533,361

Aerospace & Defense — 0.3%
BAE Systems Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	2.850%	12/15/20	456	460,356
BAE Systems Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	4.750%	10/07/44	68	70,937
Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050%	06/15/25	3,040	3,125,120
Harris Corp., Sr. Unsec’d. Notes	2.700%	04/27/20	448	452,120
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.550%	01/15/26	514	522,401
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.600%	03/01/35	641	611,079
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.070%	12/15/42	242	237,562
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.500%	05/15/36	164	174,173
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.700%	05/15/46	337	365,023
Northrop Grumman Corp., Sr. Unsec’d. Notes	3.850%	04/15/45	687	646,740
Rockwell Collins, Inc., Sr. Unsec’d. Notes	3.200%	03/15/24	2,491	2,488,155
United Technologies Corp., Jr. Sub. Notes	1.778%	05/04/18	2,618	2,617,259
United Technologies Corp., Sr. Unsec’d. Notes	4.150%	05/15/45	733	734,673

				12,505,598

Agriculture — 0.0%
Reynolds American, Inc., Gtd. Notes	2.300%	06/12/18	746	750,481
Reynolds American, Inc., Gtd. Notes	3.250%	06/12/20	328	336,548

				1,087,029

Airlines — 0.2%
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375%	11/01/28	1,487	1,457,028
American Airlines Group, Inc., Gtd. Notes, 144A	4.625%	03/01/20	1,006	1,022,348
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%	03/13/20	5,606	5,651,384
Turkish Airlines 2015-1 Class A Pass Through Trust (Turkey), Pass-Through Certificates, 144A	4.200%	09/15/28	537	504,377

				8,635,137

Auto Manufacturers — 1.6%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	1.724%	12/06/17	4,597	4,596,940
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%	03/12/19	19,130	19,196,821
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.597%	11/04/19	1,355	1,362,337
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.810%	01/09/24	4,865	4,880,519
General Motors Co., Sr. Unsec’d. Notes	5.000%	04/01/35	7,300	7,223,262
General Motors Financial Co., Inc., Gtd. Notes	2.625%	07/10/17	1,216	1,219,427
General Motors Financial Co., Inc., Gtd. Notes	3.100%	01/15/19	412	418,646

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc., Gtd. Notes	3.200%		07/06/21		3,811	$3,825,459
General Motors Financial Co., Inc., Gtd. Notes	3.700%		11/24/20		1,616	1,663,840
General Motors Financial Co., Inc., Gtd. Notes	4.000%		01/15/25		979	983,909
General Motors Financial Co., Inc., Gtd. Notes	4.750%		08/15/17		1,497	1,513,269
Hyundai Capital America, Sr. Unsec’d. Notes, MTN, 144A	3.000%		10/30/20		5,345	5,387,097
Hyundai Capital America, Unsec’d. Notes, MTN, 144A	2.550%		04/03/20		4,966	4,966,074

						57,237,600

Auto Parts & Equipment — 0.0%
Delphi Automotive PLC, Gtd. Notes(a)	4.250%		01/15/26		950	991,725
Delphi Automotive PLC, Gtd. Notes	4.400%		10/01/46		454	432,570

						1,424,295

Banks — 8.5%
Banco Espirito Santo SA (Portugal), Sr. Unsec’d. Notes, EMTN, RegS(d)	4.000%		01/21/19	EUR	100	30,937
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	3.875%		09/20/22		3,785	3,920,155
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A	2.750%		03/27/18		2,003	2,014,842
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A	4.800%		10/18/20		5,777	6,143,262
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, MTN, 144A	3.300%		10/03/18		3,735	3,789,763
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	2.625%		04/19/21		6,405	6,389,269
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23		1,969	1,981,220
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.500%		04/19/26		2,083	2,054,109
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.250%		04/21/20		2,897	2,889,323
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.248%		10/21/27		962	915,668
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.875%		08/01/25		1,546	1,573,406
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.443%	(c)	01/20/48		4,090	4,116,438
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.875%		04/01/44		232	250,222
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		05/13/21		7,515	8,159,592
Bank of America Corp., Sr. Unsec’d. Notes, MTN	6.875%		04/25/18		1,425	1,499,432
Bank of New York Mellon Corp. (The), Jr. Sub. Notes	4.625%	(c)	12/29/49		1,746	1,676,160
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.050%		05/03/21		4,890	4,825,516
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.100%		01/15/19		1,854	1,867,740
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.875%		06/08/20		12,245	12,315,054
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.950%		01/10/47		1,271	1,269,618
BB&T Corp., Sr. Unsec’d. Notes, MTN	2.450%		01/15/20		1,323	1,336,505
BB&T Corp., Sr. Unsec’d. Notes, MTN(a)	2.750%		04/01/22		9,390	9,447,392
BBVA Banco Continental SA (Peru), Sr. Unsec’d. Notes, 144A	3.250%		04/08/18		5,680	5,752,135
BNP Paribas SA (France), Sr. Unsec’d. Notes, MTN, 144A	3.800%		01/10/24		408	406,011
Branch Banking & Trust Co., Sr. Unsec’d. Notes, MTN	2.300%		10/15/18		584	588,069

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%		07/15/21	40	$43,020
Capital One Financial Corp., Sub. Notes	3.750%		07/28/26	836	809,564
Capital One NA, Sr. Unsec’d. Notes	2.400%		09/05/19	250	250,786
Citigroup, Inc., Sr. Unsec’d. Notes	1.800%		02/05/18	1,778	1,778,914
Citigroup, Inc., Sr. Unsec’d. Notes	2.500%		09/26/18	2,159	2,178,299
Citigroup, Inc., Sr. Unsec’d. Notes	2.500%		07/29/19	2,077	2,095,745
Citigroup, Inc., Sr. Unsec’d. Notes	2.650%		10/26/20	735	739,760
Citigroup, Inc., Sr. Unsec’d. Notes	2.700%		03/30/21	610	610,727
Citigroup, Inc., Sr. Unsec’d. Notes	2.900%		12/08/21	12,661	12,709,289
Citigroup, Inc., Sr. Unsec’d. Notes	3.887%	(c)	01/10/28	2,405	2,415,719
Citigroup, Inc., Sub. Notes	3.500%		05/15/23	2,163	2,178,710
Citigroup, Inc., Sub. Notes	3.875%		03/26/25	1,875	1,862,739
Citigroup, Inc., Sub. Notes	4.050%		07/30/22	8,895	9,263,146
Citigroup, Inc., Sub. Notes	4.125%		07/25/28	1,409	1,385,539
Citigroup, Inc., Sub. Notes	4.750%		05/18/46	2,506	2,475,622
Citizens Bank NA, Sr. Unsec’d. Notes	2.250%		03/02/20	3,484	3,478,997
Citizens Bank NA, Sr. Unsec’d. Notes, MTN	2.300%		12/03/18	703	706,508
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes	3.000%		10/29/21	842	849,679
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	4.282%		01/09/28	572	569,512
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	2.750%		03/26/20	1,874	1,876,841
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	4.875%		05/15/45	625	635,959
Discover Bank, Sr. Unsec’d. Notes	3.450%		07/27/26	1,213	1,164,404
Fifth Third Bank, Sr. Unsec’d. Notes	2.250%		06/14/21	1,798	1,777,600
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.000%		04/25/19	575	573,938
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.350%		11/15/21	3,653	3,577,686
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.600%		04/23/20	1,331	1,338,498
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.625%		01/31/19	2,719	2,749,662
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.625%		04/25/21	1,241	1,237,603
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.750%		09/15/20	637	642,277
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.875%		02/25/21	1,050	1,056,802
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25	791	787,955
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		11/16/26	3,822	3,736,452
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%		01/22/23	565	579,202
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		05/22/25	1,627	1,647,058
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	5,915	6,653,665
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.800%		07/08/44	461	486,811
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	3,040	3,751,172
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.650%		01/05/22	4,501	4,443,675

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.041%	(c)	03/13/28	2,087	$2,109,586
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.950%		03/29/27	1,824	1,828,316
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.200%		10/22/19	1,012	1,016,909
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.550%		10/29/20	2,075	2,084,246
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.700%		05/18/23	950	931,015
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.750%		06/23/20	128	129,669
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.972%		01/15/23	6,443	6,437,884
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%		06/15/26	1,999	1,940,941
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.782%	(c)	02/01/28	5,040	5,087,557
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.900%		07/15/25	1,087	1,123,607
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	3,275	3,504,944
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	3,425	3,691,109
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.625%		05/10/21	1,115	1,201,236
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24	1,812	1,836,611
JPMorgan Chase & Co., Sub. Notes	4.250%		10/01/27	990	1,014,277
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.100%		07/06/21	990	998,133
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750%		01/11/27	1,201	1,180,668
Macquarie Bank Ltd. (Australia), Jr. Sub. Notes, 144A	6.125%	(c)	03/08/27	1,295	1,301,475
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes(a)	2.998%		02/22/22	2,918	2,937,060
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.953%		02/28/22	8,557	8,560,063
Morgan Stanley, Sr. Unsec’d. Notes	2.800%		06/16/20	6,818	6,900,702
Morgan Stanley, Sr. Unsec’d. Notes	4.375%		01/22/47	4,090	4,092,961
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	8,145	9,041,406
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.700%		10/23/24	7,796	7,908,044
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%		02/25/23	1,590	1,641,999
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.875%		01/27/26	902	913,997
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	4.000%		07/23/25	1,406	1,449,795
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	2.625%		11/17/21	6,394	6,351,864
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.875%		09/12/23	4,513	4,447,832
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.875%		08/05/21	3,158	3,116,902
Santander UK Group Holdings PLC (United Kingdom), Sub. Notes, 144A	5.625%		09/15/45	1,935	1,971,157
State Street Corp., Jr. Sub. Notes	2.131%	(c)	06/01/77	344	301,430
State Street Corp., Sr. Unsec’d. Notes	2.650%		05/19/26	2,470	2,366,285
Sumitomo Mitsui Trust Bank Ltd. (Japan), Sr. Unsec’d. Notes, 144A	2.050%		03/06/19	10,460	10,444,655
Toronto-Dominion Bank (The) (Canada), Certificate of Deposit	1.539%	(c)	08/15/17	5,910	5,920,668
U.S. Bancorp, Sub. Notes, MTN	2.950%		07/15/22	1,869	1,886,856
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	4.125%		09/24/25	861	875,567
Wells Fargo & Co., Sr. Unsec’d. Notes	2.100%		07/26/21	4,770	4,671,843
Wells Fargo & Co., Sr. Unsec’d. Notes	3.000%		10/23/26	1,730	1,656,394
Wells Fargo & Co., Sr. Unsec’d. Notes	3.900%		05/01/45	1,357	1,299,262
Wells Fargo & Co., Sr. Unsec’d. Notes, GMTN	2.600%		07/22/20	939	948,285
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	2.550%		12/07/20	874	878,432
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.550%		09/29/25	1,025	1,032,580
Wells Fargo & Co., Sub. Notes, GMTN	4.900%		11/17/45	499	520,271
Wells Fargo & Co., Sub. Notes, MTN	4.750%		12/07/46	2,426	2,478,448

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes	2.150%	03/06/20	14,498	$14,506,626

				316,870,940

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	2.650%	02/01/21	1,463	1,474,002
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.300%	02/01/23	1,520	1,547,073
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%	02/01/36	705	745,861
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%	02/01/46	5,764	6,229,293
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	3.750%	07/15/42	418	382,809
Central American Bottling Corp. (Guatemala), Gtd. Notes, 144A	5.750%	01/31/27	254	263,261
Molson Coors Brewing Co., Gtd. Notes	4.200%	07/15/46	575	538,437
Molson Coors Brewing Co., Gtd. Notes	5.000%	05/01/42	296	312,252

				11,492,988

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	2.125%	05/01/20	1,388	1,388,024
Amgen, Inc., Sr. Unsec’d. Notes	4.400%	05/01/45	1,276	1,238,538
Biogen, Inc., Sr. Unsec’d. Notes	2.900%	09/15/20	1,780	1,811,796
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.350%	02/01/20	316	318,475
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.500%	09/01/23	859	831,087
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.650%	03/01/26	238	240,160
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.150%	03/01/47	1,236	1,152,660
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.500%	02/01/45	735	725,095
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.600%	09/01/35	270	278,159
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.750%	03/01/46	649	661,975
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.800%	04/01/44	600	619,762

				9,265,731

Building Materials — 0.4%
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%	10/12/22	200	216,100
CRH America, Inc. (Ireland), Gtd. Notes, 144A	3.875%	05/18/25	1,030	1,056,897
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.500%	02/15/47	389	394,820
Johnson Controls International PLC, Sr. Unsec’d. Notes	5.125%	09/14/45	1,150	1,271,657
LafargeHolcim Finance US LLC (Switzerland), Gtd. Notes, 144A	4.750%	09/22/46	1,866	1,868,030
Owens Corning, Gtd. Notes	4.200%	12/01/24	1,950	2,009,025
Tecnoglass, Inc., Gtd. Notes, 144A	8.200%	01/31/22	644	672,980
Votorantim Cimentos SA (Brazil), Gtd. Notes, 144A	7.250%	04/05/41	7,505	7,636,338

				15,125,847

Chemicals — 0.6%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.125%	03/15/35	664	636,253
Braskem America Finance Co. (Brazil), Gtd. Notes, 144A	7.125%	07/22/41	5,925	6,283,463
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.375%	11/15/42	355	348,939

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%	10/01/44	637	$653,298
Eastman Chemical Co., Sr. Unsec’d. Notes	4.800%	09/01/42	675	692,137
Methanex Corp. (Canada), Sr. Unsec’d. Notes	5.250%	03/01/22	5,180	5,427,086
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	5.875%	09/17/44	4,760	4,664,800
OCP SA (Morocco), Sr. Unsec’d. Notes, 144A	5.625%	04/25/24	3,945	4,200,242
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.000%	12/15/42	271	250,508

				23,156,726

Commercial Services — 0.3%
Cardtronics, Inc./Cardtronics USA, Gtd. Notes, 144A	5.500%	05/01/25	675	682,594
Cielo SA/Cielo USA, Inc. (Brazil), Gtd. Notes, 144A	3.750%	11/16/22	3,990	3,845,363
Massachusetts Institute of Technology, Unsec’d. Notes	3.885%	07/01/2116	380	330,082
Moody’s Corp., Sr. Unsec’d. Notes	2.750%	12/15/21	1,471	1,468,716
President and Fellows of Harvard College, Unsec’d. Notes	3.300%	07/15/56	2,465	2,278,289
Total System Services, Inc., Sr. Unsec’d. Notes	4.800%	04/01/26	2,018	2,172,238
University of Southern California, Unsec’d. Notes	3.028%	10/01/39	1,279	1,154,162
Wesleyan University, Unsec’d. Notes	4.781%	07/01/2116	642	594,478

				12,525,922

Computers — 0.7%
Apple, Inc., Sr. Unsec’d. Notes	3.000%	02/09/24	1,770	1,785,204
Apple, Inc., Sr. Unsec’d. Notes	3.450%	02/09/45	587	523,218
Apple, Inc., Sr. Unsec’d. Notes	4.650%	02/23/46	3,402	3,650,353
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	8.350%	07/15/46	1,590	2,053,479
Everett Spinco, Inc., Sr. Unsec’d. Notes, 144A	2.875%	03/27/20	788	794,603
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	10/05/18	1,975	1,998,797
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	3.600%	10/15/20	8,848	9,099,097
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	6.200%	10/15/35	3,720	3,900,081
HP, Inc., Sr. Unsec’d. Notes	3.750%	12/01/20	189	196,658

				24,001,490

Diversified Financial Services — 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.500%	05/26/22	3,366	3,391,662
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%	05/15/19	7,896	8,107,636
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.625%	10/30/20	2,850	3,011,917
Air Lease Corp., Sr. Unsec’d. Notes	3.000%	09/15/23	3,546	3,465,190
Air Lease Corp., Sr. Unsec’d. Notes	3.625%	04/01/27	1,313	1,276,166
Ally Financial, Inc., Gtd. Notes	7.500%	09/15/20	3,175	3,565,922
American Express Credit Corp., Sr. Unsec’d. Notes, GMTN	2.250%	08/15/19	1,833	1,847,451
Bear Stearns Cos. LLC (The), Gtd. Notes	4.650%	07/02/18	2,690	2,782,367
Capital One Bank USA NA, Sr. Unsec’d. Notes	2.300%	06/05/19	250	250,528
Discover Financial Services, Sr. Unsec’d. Notes	4.100%	02/09/27	2,386	2,386,804

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875%		04/15/18	1,090	$1,111,283
International Lease Finance Corp., Sr. Unsec’d. Notes	5.875%		04/01/19	4,560	4,859,948
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43	408	442,574
National Rural Utilities Cooperative Finance Corp., Sub. Notes	4.750%	(c)	04/30/43	3,730	3,813,925
Navient Corp., Sr. Unsec’d. Notes, MTN	5.500%		01/15/19	3,600	3,729,600
Quicken Loans, Inc., Gtd. Notes, 144A	5.750%		05/01/25	3,380	3,320,850
Springleaf Finance Corp., Gtd. Notes	5.250%		12/15/19	5,696	5,745,840
Springleaf Finance Corp., Gtd. Notes	6.000%		06/01/20	1,850	1,877,750
Synchrony Financial, Sr. Unsec’d. Notes	2.600%		01/15/19	1,068	1,076,341
Synchrony Financial, Sr. Unsec’d. Notes	2.700%		02/03/20	506	508,029
Synchrony Financial, Sr. Unsec’d. Notes	4.500%		07/23/25	631	647,557
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.253%		03/23/28	3,824	3,878,794
Visa, Inc., Sr. Unsec’d. Notes	4.150%		12/14/35	217	227,019

					61,325,153

Electric — 0.7%
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.500%		08/15/46	562	509,494
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	4.500%		04/01/44	588	644,185
Commonwealth Edison Co., First Mortgage	4.700%		01/15/44	524	571,828
Consumers Energy Co., First Mortgage	3.950%		05/15/43	561	563,738
Emera US Finance LP (Canada), Gtd. Notes	2.150%		06/15/19	1,209	1,208,635
Emera US Finance LP (Canada), Gtd. Notes	2.700%		06/15/21	1,821	1,810,682
Enel Americas SA (Chile), Sr. Unsec’d. Notes	4.000%		10/25/26	835	825,364
Enel Generacion Chile SA (Chile), Sr. Unsec’d. Notes	4.250%		04/15/24	1,395	1,433,462
Exelon Corp., Sr. Unsec’d. Notes	2.450%		04/15/21	329	325,062
Exelon Corp., Sr. Unsec’d. Notes	2.850%		06/15/20	1,605	1,626,042
FirstEnergy Corp., Sr. Unsec’d. Notes	2.750%		03/15/18	2,665	2,674,730
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA (Argentina), Gtd. Notes, 144A	9.625%		07/27/23	336	356,382
Great Plains Energy, Inc., Sr. Unsec’d. Notes	2.500%		03/09/20	2,049	2,057,626
Inkia Energy Ltd. (Peru), Sr. Unsec’d. Notes, 144A	8.375%		04/04/21	200	205,000
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.300%		03/15/45	402	413,881
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.750%		02/15/44	717	787,576
Pampa Energia SA (Argentina), Sr. Unsec’d. Notes, 144A	7.500%		01/24/27	321	325,093
Puget Sound Energy, Inc., Sr. Sec’d. Notes	4.300%		05/20/45	1,141	1,192,473
Stoneway Capital Corp. (Argentina), Sr. Sec’d. Notes, 144A	10.000%		03/01/27	644	671,550
Trans-Allegheny Interstate Line Co., Sr. Unsec’d. Notes, 144A	3.850%		06/01/25	1,916	1,962,566
Transelec SA (Chile), Sr. Unsec’d. Notes, 144A	4.250%		01/14/25	3,060	3,125,592
Transelec SA (Chile), Sr. Unsec’d. Notes, 144A	4.625%		07/26/23	360	377,357
Virginia Electric & Power Co., Sr. Unsec’d. Notes	3.500%		03/15/27	1,863	1,901,303
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.200%		05/15/45	543	553,024
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.450%		02/15/44	546	576,056

					26,698,701

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electrical Components & Equipment — 0.1%
Molex Electronic Technologies LLC, Sr. Unsec’d. Notes, 144A	2.878%	04/15/20	2,460	$2,476,526
Molex Electronic Technologies LLC, Sr. Unsec’d. Notes, 144A	3.900%	04/15/25	1,415	1,405,783

				3,882,309

Electronics — 0.0%
Amphenol Corp., Sr. Unsec’d. Notes	3.200%	04/01/24	721	721,982

Energy-Alternate Sources — 0.0%
Genneia SA (Argentina), Sr. Unsec’d. Notes, 144A	8.750%	01/20/22	161	167,843

Engineering & Construction — 0.0%
Aeropuerto Internacional de Tocumen SA (Panama), Sr. Sec’d. Notes, 144A	5.625%	05/18/36	280	291,200
Aeropuertos Argentina 2000 SA (Argentina), Sr. Sec’d. Notes, 144A.	6.875%	02/01/27	162	167,265
Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic), Sr. Sec’d. Notes, 144A	6.750%	03/30/29	200	208,708
Cia Latinoamericana de Infraestructura & Servicios SA (Argentina), Gtd. Notes, 144A	9.500%	07/20/23	23	23,575

				690,748

Entertainment — 0.0%
Regal Entertainment Group, Sr. Unsec’d. Notes	5.750%	06/15/23	970	1,006,375

Environmental Control — 0.0%
Waste Management, Inc., Gtd. Notes	3.900%	03/01/35	724	719,041

Foods — 0.0%
Arcor SAIC (Argentina), Sr. Unsec’d. Notes, 144A	6.000%	07/06/23	203	215,688

Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	5.000%	01/21/21	4,180	4,422,145
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375%	12/01/25	829	1,049,597
Suzano Austria GmbH (Brazil), Gtd. Notes, 144A	5.750%	07/14/26	5,090	5,184,165

				10,655,907

Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.500%	05/20/25	395	392,038
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.600%	12/15/44	661	662,805

				1,054,843

Healthcare-Products — 0.2%
Abbott Laboratories, Sr. Unsec’d. Notes	2.800%	09/15/20	883	890,682
Abbott Laboratories, Sr. Unsec’d. Notes	3.875%	09/15/25	251	255,028
Becton Dickinson and Co., Sr. Unsec’d. Notes	1.800%	12/15/17	309	309,231
Becton Dickinson and Co., Sr. Unsec’d. Notes	2.675%	12/15/19	1,183	1,199,849
Becton Dickinson and Co., Sr. Unsec’d. Notes	4.685%	12/15/44	179	186,850
Boston Scientific Corp., Sr. Unsec’d. Notes	2.650%	10/01/18	994	1,003,808
Medtronic, Inc., Gtd. Notes	2.500%	03/15/20	924	937,318
Medtronic, Inc., Gtd. Notes	3.625%	03/15/24	1,271	1,318,663
Medtronic, Inc., Gtd. Notes	4.625%	03/15/44	775	827,727

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Products (cont’d.)
Stryker Corp., Sr. Unsec’d. Notes	4.625%	03/15/46	583	$599,512

				7,528,668

Healthcare-Services — 0.6%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	11/15/42	228	224,322
Aetna, Inc., Sr. Unsec’d. Notes	4.500%	05/15/42	753	784,167
Aetna, Inc., Sr. Unsec’d. Notes	4.750%	03/15/44	393	425,386
Anthem, Inc., Sr. Unsec’d. Notes	2.300%	07/15/18	3,248	3,262,447
Baylor Scott & White Holdings, Unsec’d. Notes	4.185%	11/15/45	400	396,978
Catholic Health Initiatives, Sec’d. Notes	4.350%	11/01/42	280	238,720
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	6.250%	03/31/23	3,125	3,179,688
Cigna Corp., Sr. Unsec’d. Notes	3.250%	04/15/25	1,401	1,384,835
Kindred Healthcare, Inc., Gtd. Notes	8.000%	01/15/20	3,900	3,963,375
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.625%	02/01/20	845	849,456
New York and Presbyterian Hospital (The), Unsec’d. Notes	3.563%	08/01/36	324	302,934
Ochsner Clinic Foundation, Sec’d. Notes	5.897%	05/15/45	350	398,967
RWJ Barnabas Health, Inc., Sr. Unsec’d. Notes	3.949%	07/01/46	584	550,383
Southern Baptist Hospital of Florida, Inc., Sec’d. Notes	4.857%	07/15/45	350	378,018
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	2.700%	07/15/20	540	550,855
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.200%	01/15/47	744	755,487
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%	07/15/35	176	191,881
Universal Health Services, Inc., Sr. Sec’d. Notes, 144A	4.750%	08/01/22	4,245	4,361,738

				22,199,637

Housewares — 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	2.875%	12/01/19	2,095	2,132,228

Insurance — 0.4%
Allstate Corp. (The), Sr. Unsec’d. Notes	4.200%	12/15/46	896	906,052
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25	831	826,366
American International Group, Inc., Sr. Unsec’d. Notes	3.875%	01/15/35	711	649,682
American International Group, Inc., Sr. Unsec’d. Notes	4.500%	07/16/44	314	299,643
Aon PLC, Gtd. Notes	4.750%	05/15/45	1,089	1,087,777
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	3.750%	03/14/26	172	176,935
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	4.350%	01/30/47	343	347,379
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	1.300%	04/10/17	5,464	5,464,098
Principal Financial Group, Inc., Gtd. Notes	4.300%	11/15/46	1,600	1,610,328
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	4.600%	08/01/43	871	946,937
XLIT Ltd. (Bermuda), Gtd. Notes	2.300%	12/15/18	1,159	1,166,336

				13,481,533

Internet — 0.2%
Tencent Holdings Ltd. (China), Sr. Unsec’d. Notes, 144A	3.375%	03/05/18	7,450	7,545,577

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Iron/Steel — 0.2%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	7.500%		03/01/41	585	$654,731
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	7.750%		10/15/39	3,796	4,308,459
Nucor Corp., Sr. Unsec’d. Notes	5.200%		08/01/43	535	608,043
Steel Dynamics, Inc., Gtd. Notes	6.375%		08/15/22	481	500,841

					6,072,074

Machinery-Construction & Mining — 0.1%
Ferreycorp SAA (Peru), Gtd. Notes, 144A	4.875%		04/26/20	2,901	2,930,010

Machinery-Diversified — 0.0%
Roper Technologies, Inc., Sr. Unsec’d. Notes	2.800%		12/15/21	922	923,040

Media — 1.3%
21st Century Fox America, Inc., Gtd. Notes	4.750%		09/15/44	385	388,833
21st Century Fox America, Inc., Gtd. Notes	4.950%		10/15/45	113	116,956
Cablevision SA (Argentina), Sr. Unsec’d. Notes, 144A	6.500%		06/15/21	200	210,700
CBS Corp., Gtd. Notes	2.300%		08/15/19	1,113	1,117,294
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.464%		07/23/22	1,377	1,452,089
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.908%		07/23/25	516	545,241
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%		10/23/35	1,264	1,436,855
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%		10/23/45	2,779	3,199,563
Comcast Corp., Gtd. Notes	3.375%		08/15/25	1,652	1,666,840
Comcast Corp., Gtd. Notes	3.400%		07/15/46	497	425,250
Comcast Corp., Gtd. Notes	4.250%		01/15/33	335	344,907
Comcast Corp., Gtd. Notes	4.400%		08/15/35	447	463,324
Comcast Corp., Gtd. Notes	4.600%		08/15/45	495	511,824
Comcast Corp., Gtd. Notes	4.750%		03/01/44	1,686	1,778,733
Discovery Communications LLC, Gtd. Notes	3.800%		03/13/24	1,988	1,971,090
Discovery Communications LLC, Gtd. Notes	4.875%		04/01/43	766	693,883
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.000%		07/18/20	7,359	7,921,596
NBCUniversal Enterprise, Inc., Jr. Sub. Notes, 144A	5.250%		03/29/49	1,372	1,440,600
NBCUniversal Media LLC, Gtd. Notes	4.450%		01/15/43	1,091	1,098,239
Time Warner Cable LLC, Sr. Sec’d. Notes	4.000%		09/01/21	244	252,933
Time Warner Cable LLC, Sr. Sec’d. Notes	4.125%		02/15/21	2,036	2,118,116
Time Warner Cable LLC, Sr. Sec’d. Notes	4.500%		09/15/42	83	75,222
Time Warner Cable LLC, Sr. Sec’d. Notes	5.000%		02/01/20	841	894,463
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500%		09/01/41	699	716,857
Time Warner Cable LLC, Sr. Sec’d. Notes	5.875%		11/15/40	3,720	3,949,003
Time Warner Cable LLC, Sr. Sec’d. Notes	6.550%		05/01/37	780	894,421
Time Warner Cable LLC, Sr. Sec’d. Notes	6.750%		06/15/39	2,020	2,333,300
Time Warner, Inc., Gtd. Notes	2.100%		06/01/19	1,131	1,132,806
Time Warner, Inc., Gtd. Notes	3.600%		07/15/25	677	669,391
Time Warner, Inc., Gtd. Notes	4.850%		07/15/45	1,121	1,090,252
Viacom, Inc., Jr. Sub. Notes	6.250%	(c)	02/28/57	1,129	1,138,032
Viacom, Inc., Sr. Unsec’d. Notes	2.250%		02/04/22	1,441	1,383,057
Viacom, Inc., Sr. Unsec’d. Notes	2.750%		12/15/19	1,438	1,448,506

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Viacom, Inc., Sr. Unsec’d. Notes	3.450%	10/04/26	519	$493,650
Viacom, Inc., Sr. Unsec’d. Notes	4.500%	03/01/21	863	910,454
Viacom, Inc., Sr. Unsec’d. Notes	5.250%	04/01/44	1,892	1,855,607

				48,139,887

Mining — 0.7%
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	4.875%	05/14/25	1,636	1,669,047
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	5.250%	04/01/42	1,440	1,565,683
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%	09/30/43	1,330	1,489,393
Freeport-McMoRan, Inc., Gtd. Notes	2.375%	03/15/18	2,625	2,605,313
Freeport-McMoRan, Inc., Gtd. Notes(a)	3.550%	03/01/22	5,625	5,217,188
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A	4.000%	03/27/27	2,590	2,556,962
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	2.125%	03/15/18	2,080	2,085,115
Newmont Mining Corp., Gtd. Notes	3.500%	03/15/22	1,580	1,624,660
Newmont Mining Corp., Gtd. Notes	4.875%	03/15/42	1,180	1,179,296
Rio Tinto Finance USA PLC (United Kingdom), Gtd. Notes	4.125%	08/21/42	900	894,686
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%	04/23/45	4,505	4,671,103

				25,558,446

Miscellaneous Manufacturing — 0.4%
Eaton Corp., Gtd. Notes	2.750%	11/02/22	4,738	4,704,990
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44	1,755	1,888,027
Ingersoll-Rand Luxembourg Finance SA, Gtd. Notes	4.650%	11/01/44	156	161,770
Koppers, Inc., Gtd. Notes, 144A(a)	6.000%	02/15/25	915	944,738
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	3.125%	03/16/24	7,274	7,326,024

				15,025,549

Oil & Gas — 3.0%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.500%	07/15/44	520	490,513
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	7.950%	06/15/39	593	761,754
Apache Corp., Sr. Unsec’d. Notes	4.250%	01/15/44	892	836,695
BP Capital Markets PLC (United Kingdom), Gtd. Notes	2.237%	05/10/19	2,497	2,512,514
CNPC General Capital Ltd. (China), Gtd. Notes, 144A	3.950%	04/19/22	2,445	2,539,289
Concho Resources, Inc., Gtd. Notes	4.375%	01/15/25	725	729,531
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%	07/15/41	1,344	1,421,342
Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A	5.500%	12/15/21	3,640	4,020,015
Ensco PLC, Sr. Unsec’d. Notes(a)	4.500%	10/01/24	2,040	1,718,700
Ensco PLC, Sr. Unsec’d. Notes	5.750%	10/01/44	1,430	1,079,650
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900%	04/01/35	410	392,477
EOG Resources, Inc., Sr. Unsec’d. Notes	4.150%	01/15/26	625	652,931
Exxon Mobil Corp., Sr. Unsec’d. Notes	1.819%	03/15/19	2,224	2,232,458
Exxon Mobil Corp., Sr. Unsec’d. Notes	4.114%	03/01/46	667	685,703
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.000%	03/31/24	2,195	1,964,525
Nabors Industries, Inc., Gtd. Notes	5.100%	09/15/23	6,065	6,125,650
Nabors Industries, Inc., Gtd. Notes, 144A	5.500%	01/15/23	1,844	1,882,033
Newfield Exploration Co., Sr. Unsec’d. Notes	5.375%	01/01/26	4,550	4,752,020

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Noble Energy, Inc., Sr. Unsec’d. Notes	5.050%	11/15/44	672	$687,176
Pan American Energy LLC/Argentine Branch (Argentina), Gtd. Notes, 144A	7.875%	05/07/21	2,705	2,919,398
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	5.625%	05/20/43	7,220	7,415,084
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	6.450%	05/30/44	1,965	2,217,135
Petrobras Argentina SA (Argentina), Sr. Unsec’d. Notes, 144A	7.375%	07/21/23	387	403,931
Petrobras Global Finance BV (Brazil), Gtd. Notes	4.875%	03/17/20	162	166,147
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.375%	01/27/21	3,180	3,264,270
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.750%	01/20/20	162	170,100
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.750%	01/27/41	2,840	2,658,240
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.850%	06/05/2115	6,372	5,679,046
Petrobras Global Finance BV (Brazil), Gtd. Notes	7.375%	01/17/27	172	181,838
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375%	05/23/21	2,911	3,287,975
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.750%	05/23/26	80	92,600
Petro-Canada (Canada), Sr. Unsec’d. Notes	6.800%	05/15/38	670	861,154
Petroleos Mexicanos (Mexico), Gtd. Notes	6.375%	02/04/21	6,630	7,191,760
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	6.500%	03/13/27	1,767	1,900,850
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN	4.625%	09/21/23	133	133,765
Phillips 66, Gtd. Notes	5.875%	05/01/42	670	766,811
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	4.450%	01/15/26	390	410,480
QEP Resources, Inc., Sr. Unsec’d. Notes	5.250%	05/01/23	2,150	2,107,839
QEP Resources, Inc., Sr. Unsec’d. Notes	5.375%	10/01/22	1,950	1,920,750
Raizen Fuels Finance SA (Brazil), Gtd. Notes, 144A	5.300%	01/20/27	231	233,888
Range Resources Corp., Gtd. Notes, 144A(a)	5.000%	03/15/23	2,145	2,112,825
Rowan Cos., Inc., Gtd. Notes	4.750%	01/15/24	6,170	5,537,575
Shell International Finance BV (Netherlands), Gtd. Notes	3.625%	08/21/42	655	591,065
Shell International Finance BV (Netherlands), Gtd. Notes	3.750%	09/12/46	350	321,862
Shell International Finance BV (Netherlands), Gtd. Notes	4.125%	05/11/35	1,185	1,194,025
SM Energy Co., Sr. Unsec’d. Notes(a)	5.000%	01/15/24	1,300	1,228,500
SM Energy Co., Sr. Unsec’d. Notes(a)	5.625%	06/01/25	1,420	1,358,940
SM Energy Co., Sr. Unsec’d. Notes(a)	6.125%	11/15/22	1,275	1,284,563
SM Energy Co., Sr. Unsec’d. Notes	6.500%	11/15/21	630	645,750
SM Energy Co., Sr. Unsec’d. Notes(a)	6.500%	01/01/23	1,845	1,872,675
Thai Oil PCL (Thailand), Sr. Unsec’d. Notes, 144A	4.875%	01/23/43	7,245	7,414,142
Ultrapar International SA (Brazil), Gtd. Notes, 144A	5.250%	10/06/26	7,040	7,004,800
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	3.650%	03/05/25	163	160,506
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.500%	03/23/21	80	87,655
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.875%	12/19/18	626	681,088
YPF SA (Argentina), Sr. Unsec’d. Notes, RegS	8.500%	07/28/25	42	45,557

				111,009,565

Oil & Gas Services — 0.1%
Halliburton Co., Sr. Unsec’d. Notes	3.800%	11/15/25	1,450	1,468,261
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.000%	12/21/20	1,713	1,751,585

				3,219,846

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals — 0.7%
AbbVie, Inc., Sr. Unsec’d. Notes	2.500%	05/14/20	1,977	$1,990,479
AbbVie, Inc., Sr. Unsec’d. Notes	2.900%	11/06/22	725	722,281
AbbVie, Inc., Sr. Unsec’d. Notes	4.400%	11/06/42	282	268,768
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35	560	556,139
Actavis Funding SCS, Gtd. Notes	2.350%	03/12/18	2,176	2,185,487
Actavis Funding SCS, Gtd. Notes	3.000%	03/12/20	5,331	5,421,990
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25	3,937	3,972,917
Actavis Funding SCS, Gtd. Notes	4.750%	03/15/45	2,800	2,811,987
AmerisourceBergen Corp., Sr. Unsec’d. Notes	1.150%	05/15/17	1,507	1,506,533
Express Scripts Holding Co., Gtd. Notes	1.250%	06/02/17	1,044	1,043,593
Mylan NV, Gtd. Notes	5.250%	06/15/46	540	552,985
Teva Pharmaceutical Finance Co. BV (Israel), Gtd. Notes	3.650%	11/10/21	452	459,282
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	2.800%	07/21/23	1,692	1,607,077
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.625%	12/01/21	4,012	3,229,660

				26,329,178

Pipelines — 1.0%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	5.150%	02/01/43	660	616,214
Energy Transfer Partners LP, Sr. Unsec’d. Notes	6.050%	06/01/41	6,545	6,775,004
Energy Transfer Partners LP, Sr. Unsec’d. Notes	6.125%	12/15/45	1,590	1,701,130
Energy Transfer Partners LP, Sr. Unsec’d. Notes	6.500%	02/01/42	655	707,101
Enterprise Products Operating LLC, Gtd. Notes	4.900%	05/15/46	1,235	1,264,109
Enterprise Products Operating LLC, Gtd. Notes	5.100%	02/15/45	301	314,384
GNL Quintero SA (Chile), Sr. Unsec’d. Notes, 144A	4.634%	07/31/29	226	231,085
Kinder Morgan Energy Partners LP, Gtd. Notes	3.500%	03/01/21	3,267	3,320,128
Kinder Morgan Energy Partners LP, Gtd. Notes	4.300%	05/01/24	8,880	9,026,369
Kinder Morgan, Inc., Gtd. Notes	3.050%	12/01/19	446	453,510
Kinder Morgan, Inc., Gtd. Notes	5.050%	02/15/46	890	863,941
Kinder Morgan, Inc., Gtd. Notes, 144A	5.625%	11/15/23	335	367,666
MPLX LP, Sr. Unsec’d. Notes	5.200%	03/01/47	434	436,719
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes(a)	4.650%	10/15/25	910	937,388
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.000%	10/01/22	1,305	1,387,702
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	5.625%	04/15/23	945	1,025,232
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes, 144A	4.200%	03/15/28	971	959,166
Spectra Energy Partners LP, Sr. Unsec’d. Notes	4.500%	03/15/45	1,490	1,392,009
Sunoco Logistics Partners Operations LP, Gtd. Notes	3.900%	07/15/26	251	242,515
Sunoco Logistics Partners Operations LP, Gtd. Notes	5.350%	05/15/45	390	380,464
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	1.875%	01/12/18	641	641,657
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	2.500%	08/01/22	764	752,369
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	09/15/25	2,010	2,018,466

				35,814,328

Real Estate — 0.1%
CBRE Services, Inc., Gtd. Notes	5.000%	03/15/23	2,350	2,444,343

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp., Sr. Unsec’d. Notes	3.300%	02/15/21	771	$781,823
American Tower Corp., Sr. Unsec’d. Notes	3.450%	09/15/21	742	755,383
American Tower Corp., Sr. Unsec’d. Notes	3.500%	01/31/23	208	209,230
American Tower Corp., Sr. Unsec’d. Notes	4.400%	02/15/26	132	136,551
American Tower Corp., Sr. Unsec’d. Notes	5.000%	02/15/24	201	217,068
Crown Castle International Corp., Sr. Unsec’d. Notes	2.250%	09/01/21	1,485	1,443,637
Crown Castle International Corp., Sr. Unsec’d. Notes	3.400%	02/15/21	405	411,969
iStar, Inc., Sr. Unsec’d. Notes	6.500%	07/01/21	6,325	6,498,938
Scentre Group Trust 1/Scentre Group Trust 2 (Australia), Gtd. Notes, 144A	3.750%	03/23/27	2,610	2,623,496

				13,078,095

Retail — 0.5%
CK Hutchison International 16 Ltd. (Hong Kong)
Gtd. Notes, 144A	2.750%	10/03/26	2,365	2,236,462
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43	582	650,617
El Puerto de Liverpool SAB de CV (Mexico), Gtd. Notes, 144A	3.875%	10/06/26	6,525	6,247,688
GameStop Corp., Gtd. Notes, 144A(a)	5.500%	10/01/19	3,425	3,484,938
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.450%	03/01/47	1,011	1,014,367
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.600%	05/26/45	291	295,783
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.700%	12/09/35	222	232,623
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.875%	12/09/45	259	275,473
SACI Falabella (Chile), Sr. Unsec’d. Notes, 144A	3.750%	04/30/23	2,270	2,280,317
SACI Falabella (Chile), Sr. Unsec’d. Notes, 144A	4.375%	01/27/25	1,225	1,260,288
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	4.650%	06/01/46	67	66,657
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	4.800%	11/18/44	1,953	1,992,144

				20,037,357

Savings & Loans — 0.0%
Washington Mutual Bank, Sr. Unsec’d. Notes(d)	— %	05/01/09	770	170,363
Washington Mutual Bank, Sr. Unsec’d. Notes(d)	— %	11/06/09	980	216,825

				387,188

Semiconductors — 0.8%
Analog Devices, Inc., Sr. Unsec’d. Notes	3.500%	12/05/26	2,840	2,812,665
Analog Devices, Inc., Sr. Unsec’d. Notes	3.900%	12/15/25	178	182,330
Analog Devices, Inc., Sr. Unsec’d. Notes	5.300%	12/15/45	179	198,150
Applied Materials, Inc., Sr. Unsec’d. Notes	3.300%	04/01/27	1,388	1,393,513
Applied Materials, Inc., Sr. Unsec’d. Notes	4.350%	04/01/47	820	830,148
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	2.375%	01/15/20	7,001	7,000,153
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.000%	01/15/22	9,230	9,218,241
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.625%	01/15/24	4,773	4,808,177
KLA-Tencor Corp., Sr. Unsec’d. Notes	3.375%	11/01/19	1,455	1,493,901
Lam Research Corp., Sr. Unsec’d. Notes	2.750%	03/15/20	771	779,958
Lam Research Corp., Sr. Unsec’d. Notes	2.800%	06/15/21	970	973,537
QUALCOMM, Inc., Sr. Unsec’d. Notes	4.800%	05/20/45	514	533,637

				30,224,410

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Software — 0.5%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%	10/15/20	132	$137,170
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	4.500%	08/15/46	2,619	2,527,618
Microsoft Corp., Sr. Unsec’d. Notes	3.500%	02/12/35	1,316	1,266,185
Microsoft Corp., Sr. Unsec’d. Notes	3.700%	08/08/46	5,515	5,176,986
Microsoft Corp., Sr. Unsec’d. Notes	4.250%	02/06/47	4,020	4,120,701
Oracle Corp., Sr. Unsec’d. Notes	3.250%	05/15/30	1,480	1,460,460
Oracle Corp., Sr. Unsec’d. Notes	4.000%	07/15/46	1,725	1,645,683
Oracle Corp., Sr. Unsec’d. Notes	4.375%	05/15/55	241	235,372

				16,570,175

Telecommunications — 1.7%
AT&T, Inc., Sr. Unsec’d. Notes	3.800%	03/01/24	1,538	1,561,639
AT&T, Inc., Sr. Unsec’d. Notes	4.300%	12/15/42	370	328,976
AT&T, Inc., Sr. Unsec’d. Notes	4.350%	06/15/45	180	158,433
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	03/09/48	1,581	1,405,888
AT&T, Inc., Sr. Unsec’d. Notes	4.750%	05/15/46	1,650	1,539,593
AT&T, Inc., Sr. Unsec’d. Notes	5.250%	03/01/37	3,030	3,088,945
AT&T, Inc., Sr. Unsec’d. Notes	5.450%	03/01/47	2,330	2,381,849
AT&T, Inc., Sr. Unsec’d. Notes	5.700%	03/01/57	2,360	2,438,074
AT&T, Inc., Sr. Unsec’d. Notes	6.375%	03/01/41	661	755,171
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%	03/11/23	6,500	6,816,069
Bharti Airtel Ltd. (India), Sr. Unsec’d. Notes, 144A	4.375%	06/10/25	2,790	2,787,992
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/30/20	200	171,880
Embarq Corp., Sr. Unsec’d. Notes	7.995%	06/01/36	3,350	3,333,250
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	6.875%	01/15/25	1,245	1,030,238
Juniper Networks, Inc., Sr. Unsec’d. Notes	3.300%	06/15/20	820	838,712
Ooredoo International Finance Ltd. (Qatar), Gtd. Notes, MTN, 144A	3.250%	02/21/23	3,775	3,733,475
Orange SA (France), Sr. Unsec’d. Notes	5.500%	02/06/44	715	812,935
Rogers Communications, Inc. (Canada), Gtd. Notes	5.000%	03/15/44	201	216,113
SK Telecom Co. Ltd. (South Korea), Sr. Unsec’d. Notes, MTN, 144A	2.125%	05/01/18	1,610	1,612,341
Sprint Capital Corp., Gtd. Notes(a)	6.875%	11/15/28	2,560	2,704,000
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Asset-Backed, 144A	3.360%	03/20/23	4,791	4,779,023
Telefonica Emisiones SAU (Spain), Gtd. Notes	4.103%	03/08/27	2,191	2,206,462
Telefonica Emisiones SAU (Spain), Gtd. Notes	5.462%	02/16/21	5,949	6,530,372
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.450%	11/01/22	3,840	3,704,014
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.850%	11/01/42	1,128	944,430
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.862%	08/21/46	3,989	3,835,021
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.250%	03/16/37	2,497	2,581,573
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%	02/19/43	1,550	1,417,191

				63,713,659

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Transportation — 0.3%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.125%	06/15/47		2,640	$2,632,558
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.150%	04/01/45		371	370,511
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.700%	09/01/45		235	255,311
CSX Corp., Sr. Unsec’d. Notes	4.250%	11/01/66		897	813,974
Empresa de Transporte de Pasajeros Metro SA (Chile), Sr. Unsec’d. Notes, 144A	5.000%	01/25/47		200	209,330
FedEx Corp., Gtd. Notes	3.900%	02/01/35		104	99,960
FedEx Corp., Gtd. Notes	4.100%	02/01/45		722	668,696
FedEx Corp., Gtd. Notes	4.400%	01/15/47		892	867,222
FedEx Corp., Gtd. Notes	4.550%	04/01/46		549	548,588
FedEx Corp., Gtd. Notes	4.750%	11/15/45		1,769	1,811,737
FedEx Corp., Gtd. Notes	4.900%	01/15/34		450	482,235
Norfolk Southern Corp., Sr. Unsec’d. Notes	4.450%	06/15/45		679	706,337
Norfolk Southern Corp., Sr. Unsec’d. Notes	6.000%	05/23/2111		955	1,107,033
Rumo Luxembourg Sarl (Brazil), Gtd. Notes, 144A	7.375%	02/09/24		445	458,350
Union Pacific Corp., Sr. Unsec’d. Notes	3.375%	02/01/35		324	312,445
Union Pacific Corp., Sr. Unsec’d. Notes	3.875%	02/01/55		886	825,716

					12,170,003

Trucking & Leasing — 0.1%
Aviation Capital Group Corp., Sr. Unsec’d. Notes, 144A	2.875%	09/17/18		1,965	1,984,703
GATX Corp., Sr. Unsec’d. Notes	2.600%	03/30/20		821	831,827
GATX Corp., Sr. Unsec’d. Notes	3.850%	03/30/27		549	544,628
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.400%	11/15/26		1,939	1,863,953

					5,225,111

TOTAL CORPORATE BONDS (cost $1,093,003,496)					1,093,761,161

FOREIGN GOVERNMENT BONDS — 5.7%
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.820%	12/31/33	EUR	380	423,880
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.820%	12/31/33	EUR	320	360,163
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, 144A	5.625%	01/26/22		2,252	2,306,048
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, 144A	6.250%	04/22/19		7,084	7,473,620
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, 144A	7.500%	04/22/26		2,865	3,045,495
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, 144A	7.625%	04/22/46		1,045	1,063,288
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, RegS	3.875%	01/15/22	EUR	280	296,118
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, RegS	6.875%	04/22/21		444	476,855
Banque Centrale de Tunisie International Bond (Tunisia), Sr. Unsec’d. Notes, MTN, RegS	4.500%	06/22/20	EUR	271	299,280
Brazil Notas do Tesouro Nacional (Brazil), Notes	6.000%	05/15/21	BRL	2,230	2,186,776
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%	02/26/24		7,269	7,479,801

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FOREIGN GOVERNMENT BONDS (Continued)
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375%	07/12/21		1,111	$1,177,660
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.500%	01/28/26		7,105	7,495,775
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	11.750%	02/25/20		18	22,716
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, MTN, 144A	8.500%	01/31/47		200	215,000
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, MTN, RegS	8.500%	01/31/47		465	499,875
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, RegS	5.750%	04/29/20		880	915,199
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%	03/25/24		2,080	2,314,911
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.700%	01/08/22		1,970	2,008,839
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	3.375%	04/15/23		939	937,801
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	5.375%	10/17/23		521	576,107
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	5.875%	01/15/24		1,409	1,597,822
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	5.875%	03/13/20		555	606,891
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A	2.750%	03/20/22		2,567	2,572,262
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A	3.500%	03/20/27		10,546	10,664,642
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, RegS	6.850%	03/23/27		1,108	1,130,159
Mexican Bonos (Mexico), Bonds	4.750%	06/14/18	MXN	34,100	1,783,223
Mexican Bonos (Mexico), Bonds	5.750%	03/05/26	MXN	251,000	12,271,111
Mexican Bonos (Mexico), Bonds	6.500%	06/10/21	MXN	584,300	30,817,185
Mexican Udibonos (Mexico), Bonds, TIPS	3.500%	12/14/17	MXN	1,817	553,715
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%	03/15/2115	EUR	2,965	2,747,918
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.150%	03/28/27		11,917	12,119,589
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes(a)	5.125%	01/15/20		1,330	1,437,730
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	5.750%	10/12/2110		296	294,520
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, GMTN	3.500%	01/21/21		338	350,506
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.125%	01/21/26		2,395	2,462,060
Oman Government International Bond (Oman), Sr. Unsec’d. Notes, 144A	3.875%	03/08/22		3,825	3,867,458
Oman Government International Bond (Oman), Sr. Unsec’d. Notes, 144A	6.500%	03/08/47		1,650	1,740,750
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%	03/16/25		2,070	2,113,988
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	7.350%	07/21/25		1,416	1,833,720
Russian Federal Bond (Russia), Bonds	7.030%	01/19/28	RUB	196,516	3,279,746
Russian Federal Bond (Russia), Bonds	7.500%	08/18/21	RUB	452,294	7,931,811
Russian Federal Bond (Russia), Bonds	7.750%	09/16/26	RUB	56,399	992,638
Russian Federal Bond (Russia), Bonds	8.150%	02/03/27	RUB	286,845	5,226,988

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

FOREIGN GOVERNMENT BONDS (Continued)
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, MTN, 144A	3.250%		10/26/26		7,850	$7,630,200
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, MTN, 144A	4.500%		10/26/46		4,860	4,790,502
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	4.875%		04/14/26		1,410	1,416,345
Turkey Government International Bond (Turkey), Bonds	8.800%		09/27/23	TRY	4,360	1,089,265
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		06/05/20		1,519	1,657,426
United Kingdom Gilt (United Kingdom), Bonds, RegS	0.500%		07/22/22	GBP	34,345	42,923,225
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.375%		10/27/27		1,950	2,035,800

TOTAL FOREIGN GOVERNMENT BONDS (cost $219,698,069)						211,514,402

MUNICIPAL BONDS — 1.5%

Arizona — 0.0%
Arizona Health Facilities Authority, Revenue Bonds	1.479%	(c)	01/01/37		360	313,268

California — 0.5%
Bay Area Toll Authority, Revenue Bonds, BABs	6.918%		04/01/40		820	1,109,796
Bay Area Toll Authority, Revenue Bonds, BABs	7.043%		04/01/50		1,640	2,359,583
California Health Facilities Financing Authority, Revenue Bonds	5.000%		08/15/33		290	332,476
City of Riverside CA Electric, Revenue Bonds, BABs	7.605%		10/01/40		580	803,433
City of San Jose California Airport, Revenue Bonds	5.000%		03/01/37		135	135,157
Contra Costa Community College District, General Obligation Unlimited, BABs	6.504%		08/01/34		165	213,842
Golden State Tobacco Securitization Corp., Revenue Bonds	5.125%		06/01/47		1,140	1,118,123
Golden State Tobacco Securitization Corp., Revenue Bonds	5.750%		06/01/47		215	214,970
Los Angeles Community College District, General Obligation Unlimited, BABs	6.600%		08/01/42		420	581,683
Los Angeles Department of Water & Power, Revenue Bonds, BABs	6.603%		07/01/50		285	399,080
Los Angeles Unified School District, General Obligation Unlimited, BABs	5.750%		07/01/34		1,150	1,411,556
Orange County Local Transportation Authority, Revenue Bonds, BABs	6.908%		02/15/41		730	986,960
Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, BABs	6.583%		05/15/49		740	962,000
San Diego County Regional Transportation Commission, Revenue Bonds	5.000%		04/01/48		380	435,681
State of California, General Obligation Unlimited	5.000%		09/01/27		250	299,900
State of California, General Obligation Unlimited, BABs	7.300%		10/01/39		205	287,814
State of California, General Obligation Unlimited, BABs	7.350%		11/01/39		330	466,089
State of California, General Obligation Unlimited, BABs	7.500%		04/01/34		4,075	5,765,473

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)
State of California, General Obligation Unlimited, BABs	7.550%	04/01/39	305	$446,804
University of California, Revenue Bonds	4.767%	05/15/2115	840	799,579

				19,129,999

Colorado — 0.0%
Colorado Health Facilities Authority, Revenue Bonds	5.250%	02/01/31	190	200,914

District of Columbia — 0.0%
District of Columbia, Revenue Bonds, BABs	5.591%	12/01/34	605	738,378
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds, BABs	7.462%	10/01/46	285	403,115

				1,141,493

Florida — 0.1%
County of Miami-Dade, General Obligation Unlimited	5.000%	07/01/35	240	273,310
County of Miami-Dade FL Aviation Revenue, Revenue Bonds	2.504%	10/01/24	600	575,742
County of Miami-Dade FL Aviation Revenue, Revenue Bonds	5.000%	10/01/38	435	477,252
Miami-Dade County Educational Facilities Authority, Revenue Bonds	5.073%	04/01/50	320	341,574
Sumter Landing Community Development District, Revenue Bonds	4.172%	10/01/47	240	232,843

				1,900,721

Georgia — 0.0%
Municipal Electric Authority of Georgia, Revenue Bonds	5.000%	01/01/20	370	400,684
Municipal Electric Authority of Georgia, Revenue Bonds, BABs	6.637%	04/01/57	365	415,042
State of Georgia, General Obligation Unlimited	5.000%	07/01/26	210	259,562

				1,075,288

Illinois — 0.1%
State of Illinois, General Obligation Unlimited	5.100%	06/01/33	2,055	1,872,249

Massachusetts — 0.1%
Commonwealth of Massachusetts, General Obligation Ltd.	5.000%	07/01/28	210	260,037
Massachusetts Clean Water Trust (The), Revenue Bonds	5.000%	02/01/27	185	225,611
Massachusetts Clean Water Trust (The), Revenue Bonds	5.000%	02/01/28	285	345,297
Massachusetts Development Finance Agency, Revenue Bonds	5.000%	07/01/47	290	316,639
Massachusetts Educational Financing Authority, Revenue Bonds	5.000%	01/01/22	250	275,933
University of Massachusetts Building Authority, Revenue Bonds	5.000%	11/01/31	300	347,808

				1,771,325

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Michigan — 0.0%
Great Lakes Water Authority Water Supply System Revenue, Revenue Bonds	5.250%	07/01/33	300	$345,258

Mississippi — 0.0%
Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds	5.000%	09/01/46	360	383,904

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds	5.000%	11/15/29	210	240,568

Nevada — 0.0%
Clark County School District, General Obligation Ltd.	5.000%	06/15/23	200	233,150
Clark County School District, General Obligation Ltd.	5.000%	06/15/24	240	283,063
Clark County School District, General Obligation Ltd.	5.000%	06/15/27	175	205,415
County of Clark NV, Revenue Bonds	5.000%	07/01/28	290	355,595

				1,077,223

New Jersey — 0.0%
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.000%	06/15/29	230	243,064
New Jersey Turnpike Authority, Revenue Bonds, BABs	7.414%	01/01/40	530	762,734
Tobacco Settlement Financing Corp., Revenue Bonds	5.000%	06/01/41	430	418,158

				1,423,956

New York — 0.3%
Brooklyn Arena Local Development Corp., Revenue Bonds	5.000%	07/15/42	590	640,357
Metropolitan Transportation Authority, Revenue Bonds	5.000%	11/15/42	380	435,545
Metropolitan Transportation Authority, Revenue Bonds, BABs	6.687%	11/15/40	305	405,296
Metropolitan Transportation Authority, Revenue Bonds, BABs	6.814%	11/15/40	430	578,513
New York City Municipal Water Finance Authority, Revenue Bonds, BABs, Revenue Bonds, BABs	5.882%	06/15/44	450	580,613
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	2.280%	05/01/26	310	288,374
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	5.000%	08/01/31	120	140,258
New York City Water & Sewer System, Revenue Bonds	5.000%	06/15/47	500	567,410
New York City Water & Sewer System, Revenue Bonds, BABs	5.750%	06/15/41	345	447,593
New York State Dormitory Authority, Revenue Bonds	5.000%	02/15/27	220	265,723
New York State Dormitory Authority, Revenue Bonds	5.000%	02/15/28	220	264,728
New York State Dormitory Authority, Revenue Bonds	5.000%	02/15/31	200	235,502
New York State Dormitory Authority, Revenue Bonds	5.000%	03/15/32	345	402,073

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York (cont’d.)
New York State Dormitory Authority, Revenue Bonds, BABs	5.389%	03/15/40	430	$513,252
New York State Urban Development Corp., Revenue Bonds	5.000%	03/15/25	135	161,793
New York State Urban Development Corp., Revenue Bonds	5.000%	03/15/27	180	218,871
New York Transportation Development Corp., Revenue Bonds	5.250%	01/01/50	730	782,903
Port Authority of New York & New Jersey, Revenue Bonds	4.458%	10/01/62	860	898,021
Port Authority of New York & New Jersey, Revenue Bonds	4.810%	10/15/65	430	472,325
Port Authority of New York & New Jersey, Revenue Bonds	4.960%	08/01/46	695	789,993

				9,089,143

North Carolina — 0.0%
North Carolina Department of Transportation, Revenue Bonds	5.000%	06/30/54	500	522,610

Ohio — 0.0%
American Municipal Power, Inc., Revenue Bonds, BABs	6.449%	02/15/44	205	258,228
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds	5.875%	06/01/47	1,070	1,023,819

				1,282,047

Pennsylvania — 0.0%
Commonwealth Financing Authority, Revenue Bonds	4.144%	06/01/38	755	730,991
Pennsylvania Economic Development Financing Authority, Revenue Bonds	5.000%	12/31/38	210	226,934

				957,925

Puerto Rico — 0.2%
Commonwealth of Puerto Rico (Puerto Rico), General Obligation Unlimited(d)	8.000%	07/01/35	8,935	5,550,869

South Carolina — 0.1%
Horry County School District, General Obligation Unlimited	5.000%	03/01/24	200	238,698
Horry County School District, General Obligation Unlimited	5.000%	03/01/25	215	258,929
South Carolina Public Service Authority, Revenue Bonds	2.388%	12/01/23	696	641,622
South Carolina Public Service Authority, Revenue Bonds	5.000%	12/01/49	400	415,100
South Carolina Public Service Authority, Revenue Bonds	5.000%	12/01/50	400	416,848

				1,971,197

Texas — 0.1%
City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds, BABs	5.808%	02/01/41	820	1,028,034
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds	5.000%	12/31/55	140	147,806

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Texas (cont’d.)
University of Houston, Revenue Bonds	5.000%		02/15/33	220	$252,382
University of Houston, Revenue Bonds	5.000%		02/15/34	200	228,438
University of Houston, Revenue Bonds	5.000%		02/15/35	460	523,498
University of Houston, Revenue Bonds	5.000%		02/15/36	600	681,336

					2,861,494

Virginia — 0.0%
Chesapeake Bay Bridge & Tunnel District, Revenue Bonds	5.000%		07/01/41	210	236,998
Chesapeake Bay Bridge & Tunnel District, Revenue Bonds	5.000%		07/01/51	175	191,667

					428,665

Washington — 0.0%
Grant County Public Utility District No 2, Revenue Bonds	4.584%		01/01/40	160	160,984
Port of Seattle WA, General Obligation Ltd.	5.000%		01/01/42	390	450,856
State of Washington, General Obligation Unlimited	5.000%		07/01/28	150	175,691
State of Washington, General Obligation Unlimited	5.000%		08/01/28	240	286,685
State of Washington, General Obligation Unlimited	5.000%		08/01/29	240	284,722
State of Washington, General Obligation Unlimited	5.000%		08/01/30	240	283,310

					1,642,248

West Virginia — 0.0%
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%		06/01/19	220	236,350
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%		06/01/20	240	264,401
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%		06/01/21	240	269,474
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%		06/01/22	260	296,150
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%		06/01/23	215	247,282
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%		06/01/24	230	267,016

					1,580,673

Wisconsin — 0.0%
Wisconsin Health & Educational Facilities Authority, Revenue Bonds	5.000%		12/15/44	180	194,801

TOTAL MUNICIPAL BONDS (cost $57,772,337)					56,957,838

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.3%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1	3.362%	(c)	09/25/35	1,943	1,611,202
Ajax Mortgage Loan Trust, Series 2016-A, Class A, 144A	4.250%		08/25/64	1,089	1,092,687
Alternative Loan Trust, Series 2003-20CB, Class 1A4	5.500%		10/25/33	5,857	5,951,672

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Alternative Loan Trust, Series 2006-17T1, Class A1	6.250%		06/25/36	2,836	$2,034,306
Alternative Loan Trust, Series 2007-OA2, Class 1A1	1.478%	(c)	03/25/47	2,364	1,639,631
Alternative Loan Trust, Series 2007-OA7, Class A1A	1.162%	(c)	05/25/47	3,243	2,750,712
American Home Mortgage Assets Trust, Series 2006-5, Class A1	1.558%	(c)	11/25/46	173	88,461
American Home Mortgage Assets Trust, Series 2007-1, Class A1	1.338%	(c)	02/25/47	252	146,275
Angel Oak Mortgage Trust I LLC 2016-1, Series 2016-1, Class A1, 144A	3.500%		07/25/46	650	648,329
Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, 144A	4.500%		11/25/45	177	177,169
APS Resecuritization Trust, Series 2016-3, Class 3A, 144A	3.621%	(c)	09/27/46	2,236	2,224,163
APS Resecuritization Trust, Series 2016-3, Class 4A, 144A	3.371%	(c)	04/27/47	653	645,424
BCAP LLC Trust, Series 2011-RR5, Class 12A1, 144A	5.080%	(c)	03/26/37	1,012	991,181
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 1A1	3.344%	(c)	07/25/34	846	816,780
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	3.504%	(c)	01/26/36	2,956	2,689,760
Citigroup Mortgage Loan Trust, Series 2006-AR9, Class 1A3	1.222%	(c)	11/25/36	1,153	1,054,433
COLT LLC, Series 2015-1, Class A1V, 144A	3.982%	(c)	12/26/45	287	285,045
CSMC Mortgage-Backed Trust, Series 2007-1, Class 5A13	6.000%		02/25/37	2,994	2,537,504
CSMC Trust, Series 2014-9R, Class 9A1, 144A	0.898%	(c)	08/27/36	492	427,740
Deephaven Residential Mortgage Trust 2016-1, Series 2016-1A, Class A1, 144A	4.000%		07/25/46	931	929,818
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A3	6.510%	(c)	07/25/36	216	176,616
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 1A1A	1.172%	(c)	08/25/47	5,836	5,179,307
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M2	5.232%	(c)	01/25/29	1,240	1,316,360
Fannie Mae Connecticut Avenue Securities, Series 2016-C05, Class 2M2	5.432%	(c)	01/25/29	1,260	1,346,382
Fannie Mae Connecticut Avenue Securities, Series 2016-C06, Class 1M2	5.232%	(c)	04/25/29	996	1,054,487
Fannie Mae Connecticut Avenue Securities, Series 2016-C07, Class 2M2	5.332%	(c)	04/25/29	72	75,950
Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1B1	6.732%	(c)	07/25/29	394	412,008
Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1M2	4.532%	(c)	07/25/29	890	900,766
Fannie Mae REMIC Trust, Series 2003-W1, Class 1A1	5.559%	(c)	12/25/42	351	382,622
Fannie Mae REMICS, Series 2003-25, Class KP	5.000%		04/25/33	738	810,735
Fannie Mae REMICS, Series 2003-119, Class FK	1.482%	(c)	05/25/18	377	377,368
Fannie Mae REMICS, Series 2004-92, Class F	1.282%	(c)	08/25/34	1,403	1,405,610
Fannie Mae REMICS, Series 2005-59, Class DQ	15.054%	(c)	05/25/35	1,030	1,260,226
Fannie Mae REMICS, Series 2006-118, Class A1	1.042%	(c)	12/25/36	544	534,568
Fannie Mae REMICS, Series 2007-73, Class A1	1.042%	(c)	07/25/37	1,215	1,189,560
Fannie Mae REMICS, Series 2008-15, Class AS	29.108%	(c)	08/25/36	842	1,453,909

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae REMICS, Series 2010-95, Class FB	1.382%	(c)	09/25/40	2,016	$2,018,725
Fannie Mae REMICS, Series 2012-3, Class FP	1.382%	(c)	03/25/39	485	486,595
Fannie Mae REMICS, Series 2012-112, Class DA	3.000%		10/25/42	7,802	7,776,407
Fannie Mae REMICS, Series 2012-128, Class MP	2.500%		11/25/42	1,715	1,586,372
Fannie Mae REMICS, Series 2013-10, Class BV	3.000%		11/25/31	781	744,722
Fannie Mae REMICS, Series 2015-22, Class DY	3.000%		04/25/45	1,402	1,281,626
Fannie Mae REMICS, Series 2015-66, Class CL	3.500%		07/25/41	944	908,426
Fannie Mae REMICS, Series 2016-26, Class KL	4.500%	(c)	11/25/42	1,770	1,619,214
Fannie Mae REMICS, Series 2016-32, Class GT	4.500%	(c)	01/25/43	1,605	1,500,277
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	2.014%	(c)	07/25/44	706	710,353
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	1.814%	(c)	10/25/44	661	667,180
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	1.022%	(c)	12/25/36	1,675	1,665,485
Freddie Mac REMICS, Series 3708, Class PL	4.500%		08/15/40	1,454	1,583,726
Freddie Mac REMICS, Series 3785, Class LS	8.076%	(c)	01/15/41	1,626	1,849,254
Freddie Mac REMICS, Series 3786, Class PK	3.000%		12/15/37	1,355	1,372,559
Freddie Mac REMICS, Series 4059, Class DY	3.500%		06/15/42	5,075	5,220,777
Freddie Mac REMICS, Series 4068, Class ME	4.000%		06/15/42	500	519,365
Freddie Mac REMICS, Series 4238, Class FD	1.212%	(c)	02/15/42	2,993	2,985,419
Freddie Mac REMICS, Series 4480, Class NB	3.500%		06/15/45	1,000	991,266
Freddie Mac REMICS, Series 4493, Class SM	4.632%	(c)	07/15/45	1,951	1,802,577
Freddie Mac REMICS, Series 4621, Class KB	2.500%		10/15/46	1,441	1,262,447
Freddie Mac Strips, Series 353, Class 300	3.000%		12/15/46	11,100	11,094,332
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DN1, Class B	12.482%	(c)	01/25/25	246	319,546
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-HQ2, Class B	8.932%	(c)	05/25/25	247	282,643
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M3	4.782%	(c)	03/25/29	800	826,036
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA3, Class M3	4.832%	(c)	03/25/29	850	879,254
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class M2	4.232%	(c)	07/25/29	770	768,587
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HQA1, Class M2	4.532%	(c)	08/25/29	500	500,274
Government National Mortgage Assoc., Series 2004-2, Class FH	1.228%	(c)	01/16/34	2,973	2,976,515
Government National Mortgage Assoc., Series 2012-H08, Class FA	1.380%	(c)	01/20/62	9,599	9,594,244
Government National Mortgage Assoc., Series 2012-H10, Class FA	1.330%	(c)	12/20/61	1,127	1,124,279
Government National Mortgage Assoc., Series 2012-H20, Class BA	1.340%	(c)	09/20/62	6,892	6,879,665
Government National Mortgage Assoc., Series 2012-H29, Class FA	1.296%	(c)	10/20/62	1,296	1,291,574
Government National Mortgage Assoc., Series 2012-H31, Class FD	1.120%	(c)	12/20/62	1,651	1,636,344
Government National Mortgage Assoc., Series 2013-H18, Class EA	1.280%	(c)	07/20/63	2,655	2,644,817
Government National Mortgage Assoc., Series 2013-H18, Class FA	1.280%	(c)	06/20/63	5,131	5,112,622
Government National Mortgage Assoc., Series 2014-H11, Class VA	1.280%	(c)	06/20/64	3,104	3,087,573

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc., Series 2014-H17, Class FC	1.280%	(c)	07/20/64	1,064	$1,059,011
Government National Mortgage Assoc., Series 2015-H05, Class FA	1.080%	(c)	04/20/61	5,807	5,803,865
Government National Mortgage Assoc., Series 2015-H10, Class JA	2.250%		04/20/65	6,223	6,088,982
Government National Mortgage Assoc., Series 2015-H11, Class FA	1.030%	(c)	04/20/65	1,198	1,196,344
Government National Mortgage Assoc., Series 2016-H01, Class AI, IO	2.141%	(c)	01/20/66	9,231	870,393
Government National Mortgage Assoc., Series 2016-H01, Class HZ	4.511%	(c)	10/20/65	1,054	1,161,578
Government National Mortgage Assoc., Series 2016-H19, Class FC	1.180%	(c)	08/20/66	1,374	1,370,631
Government National Mortgage Assoc., Series 2016-H19, Class FE	1.150%	(c)	06/20/61	816	815,896
Government National Mortgage Assoc., Series 2016-H19, Class FJ	1.180%	(c)	09/20/63	1,892	1,881,856
GreenPoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	3.674%	(c)	10/25/33	921	909,012
GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, 144A	1.332%	(c)	01/25/35	491	422,536
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 144A	1.332%	(c)	03/25/35	597	526,792
GSMPS Mortgage Loan Trust, Series 2006-RP1, Class 1AF1, 144A	1.332%	(c)	01/25/36	450	377,203
JP Morgan Resecuritization Trust, Series 2015-3, Class 1A7, 144A	0.898%	(c)	06/26/37	455	425,465
JPMorgan Alternative Loan Trust, Series 2008-R4, Class 1A1, 144A	6.000%		12/27/36	2,914	2,351,634
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-10, Class A1, 144A	2.781%	(c)	11/02/20	263	262,486
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-10, Class A2, 144A^	4.281%	(c)	11/02/20	180	179,775
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-2, Class A, 144A	2.780%	(c)	03/01/21	2,963	2,950,854
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-3, Class A, 144A	2.781%	(c)	09/01/21	2,679	2,677,264
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-2, Class A1, 144A^	2.784%	(c)	02/01/22	2,837	2,809,093
LSTAR Securities Investment Trust (Cayman Islands), Series 2016-5, Class A1, 144A	2.780%	(c)	11/01/21	2,408	2,401,262
Merrill Lynch Mortgage Investors Trust, Series 2003-A3, Class 1A	3.051%	(c)	05/25/33	1,185	1,161,448
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 144A	2.500%	(c)	04/25/57	1,390	1,380,959
Mill City Mortgage Trust, Series 2015-2, Class A1, 144A	3.000%	(c)	09/25/57	2,667	2,676,163
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, 144A	1.107%	(c)	04/16/36	2,711	2,244,892
Nomura Resecuritization Trust, Series 2014-3R, Class 3A9, 144A	1.446%	(c)	11/26/35	420	377,486
Reperforming Loan REMIC Trust, Series 2005-R3, Class AF, 144A	1.382%	(c)	09/25/35	66	56,628
Residential Asset Securitization Trust, Series 2006-A7CB, Class 3A1	6.500%		07/25/36	10,591	6,554,846
Residential Funding Mortgage Securities I Trust, Series 2005-SA4, Class 1A21	3.504%	(c)	09/25/35	2,955	2,317,098

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1	3.113%	(c)	01/25/35	2,162	$2,021,651
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1	3.277%	(c)	10/25/46	3,967	3,741,229
WaMu Mortgage Pass-Through Certificates Trust, Series 2002-AR17, Class 1A	1.838%	(c)	11/25/42	160	148,194
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-4, Class 3A1	6.042%		05/25/36	603	444,965
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-AA, Class A1	3.029%	(c)	12/25/34	958	939,996

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $199,141,788)					194,797,330

U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.8%
Federal Home Loan Mortgage Corp.	2.500%		02/01/30	433	433,790
Federal Home Loan Mortgage Corp.	2.500%		04/01/30	447	447,740
Federal Home Loan Mortgage Corp.	2.500%		05/01/30	726	726,919
Federal Home Loan Mortgage Corp.	2.500%		07/01/30	189	189,260
Federal Home Loan Mortgage Corp.	2.500%		07/01/30	177	177,281
Federal Home Loan Mortgage Corp.	2.500%		07/01/30	55	54,845
Federal Home Loan Mortgage Corp.	2.500%		07/01/30	40	40,521
Federal Home Loan Mortgage Corp.	2.500%		08/01/30	764	765,769
Federal Home Loan Mortgage Corp.	2.500%		08/01/30	580	580,730
Federal Home Loan Mortgage Corp.	2.500%		09/01/30	1,158	1,160,520
Federal Home Loan Mortgage Corp.	2.500%		09/01/30	567	567,756
Federal Home Loan Mortgage Corp.	2.500%		TBA	8,880	8,887,284
Federal Home Loan Mortgage Corp.	2.751%	(c)	06/01/44	4,327	4,443,093
Federal Home Loan Mortgage Corp.	3.000%		01/01/30	321	329,786
Federal Home Loan Mortgage Corp.	3.000%		01/01/30	232	238,157
Federal Home Loan Mortgage Corp.	3.000%		02/01/30	1,909	1,961,572
Federal Home Loan Mortgage Corp.	3.000%		06/01/30	986	1,013,521
Federal Home Loan Mortgage Corp.	3.000%		07/01/30	870	893,869
Federal Home Loan Mortgage Corp.	3.000%		07/01/30	100	102,469
Federal Home Loan Mortgage Corp.	3.000%		08/01/30	175	179,768
Federal Home Loan Mortgage Corp.	3.000%		08/01/30	119	122,579
Federal Home Loan Mortgage Corp.	3.000%		12/01/42	1,880	1,874,784
Federal Home Loan Mortgage Corp.	3.000%		06/01/46	128	126,990
Federal Home Loan Mortgage Corp.	3.000%		09/01/46	7,778	7,711,972
Federal Home Loan Mortgage Corp.	3.000%		09/01/46	804	798,088
Federal Home Loan Mortgage Corp.	3.000%		11/01/46	1,384	1,372,581
Federal Home Loan Mortgage Corp.	3.000%		12/01/46	2,967	2,950,351
Federal Home Loan Mortgage Corp.	3.000%		12/01/46	1,833	1,819,595
Federal Home Loan Mortgage Corp.	3.000%		12/01/46	967	958,278
Federal Home Loan Mortgage Corp.	3.000%		12/01/46	757	752,178
Federal Home Loan Mortgage Corp.	3.000%		12/01/46	739	733,934
Federal Home Loan Mortgage Corp.	3.000%		12/01/46	371	368,929
Federal Home Loan Mortgage Corp.	3.000%		12/01/46	320	319,069
Federal Home Loan Mortgage Corp.	3.000%		12/01/46	195	194,044
Federal Home Loan Mortgage Corp.	3.000%		01/01/47	1,359	1,347,688
Federal Home Loan Mortgage Corp.	3.000%		01/01/47	529	524,842
Federal Home Loan Mortgage Corp.	3.000%		02/01/47	9,756	9,673,232
Federal Home Loan Mortgage Corp.	3.000%		02/01/47	2,325	2,305,311
Federal Home Loan Mortgage Corp.	3.000%		03/01/47	22,251	22,060,911
Federal Home Loan Mortgage Corp.	3.000%		03/01/47	18,903	18,741,469
Federal Home Loan Mortgage Corp.	3.000%		TBA	7,035	7,215,272
Federal Home Loan Mortgage Corp.	3.301%	(c)	11/01/35	96	101,346
Federal Home Loan Mortgage Corp.	3.500%		09/01/30	1,191	1,247,261

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	3.500%	02/01/31	223	$233,630
Federal Home Loan Mortgage Corp.	3.500%	04/01/31	80	84,153
Federal Home Loan Mortgage Corp.	3.500%	10/01/41	922	946,816
Federal Home Loan Mortgage Corp.	3.500%	08/01/42	2,911	2,993,285
Federal Home Loan Mortgage Corp.	3.500%	08/01/42	182	186,832
Federal Home Loan Mortgage Corp.	3.500%	10/01/42	107	109,711
Federal Home Loan Mortgage Corp.	3.500%	02/01/43	3,213	3,300,823
Federal Home Loan Mortgage Corp.	3.500%	06/01/43	219	225,429
Federal Home Loan Mortgage Corp.	3.500%	08/01/43	288	295,944
Federal Home Loan Mortgage Corp.	3.500%	01/01/45	30,919	31,810,671
Federal Home Loan Mortgage Corp.	3.500%	05/01/45	703	722,267
Federal Home Loan Mortgage Corp.	3.500%	08/01/45	2,062	2,125,646
Federal Home Loan Mortgage Corp.	3.500%	09/01/45	110	113,980
Federal Home Loan Mortgage Corp.	3.500%	11/01/45	587	602,449
Federal Home Loan Mortgage Corp.	3.500%	03/01/46	1,746	1,786,841
Federal Home Loan Mortgage Corp.	3.500%	12/01/46	821	839,859
Federal Home Loan Mortgage Corp.	3.500%	01/01/47	8,418	8,614,942
Federal Home Loan Mortgage Corp.	3.500%	TBA	2,416	2,516,321
Federal Home Loan Mortgage Corp.	4.000%	08/01/40	184	192,923
Federal Home Loan Mortgage Corp.	4.000%	09/01/40	1,370	1,443,196
Federal Home Loan Mortgage Corp.	4.000%	04/01/41	12	12,941
Federal Home Loan Mortgage Corp.	4.000%	04/01/44	488	517,010
Federal Home Loan Mortgage Corp.	4.000%	02/01/45	119	126,041
Federal Home Loan Mortgage Corp.	4.000%	02/01/45	51	53,468
Federal Home Loan Mortgage Corp.	4.000%	09/01/45	847	895,394
Federal Home Loan Mortgage Corp.	4.000%	10/01/45	1,154	1,217,353
Federal Home Loan Mortgage Corp.	4.000%	12/01/45	211	222,146
Federal Home Loan Mortgage Corp.	4.000%	12/01/45	173	183,136
Federal Home Loan Mortgage Corp.	4.000%	01/01/46	6,383	6,700,496
Federal Home Loan Mortgage Corp.	4.000%	01/01/46	121	127,359
Federal Home Loan Mortgage Corp.	4.000%	01/01/46	18	19,221
Federal Home Loan Mortgage Corp.	4.000%	09/01/46	7,349	7,714,296
Federal Home Loan Mortgage Corp.	4.000%	10/01/46	4,528	4,753,658
Federal Home Loan Mortgage Corp.	4.000%	TBA	1,060	1,111,841
Federal Home Loan Mortgage Corp.	4.500%	07/01/39	1,189	1,286,588
Federal Home Loan Mortgage Corp.	4.500%	08/01/39	632	679,337
Federal Home Loan Mortgage Corp.	4.500%	12/01/39	169	181,467
Federal Home Loan Mortgage Corp.	4.500%	07/01/40	53	56,865
Federal Home Loan Mortgage Corp.	4.500%	05/01/41	592	636,129
Federal Home Loan Mortgage Corp.	4.500%	05/01/41	553	594,405
Federal Home Loan Mortgage Corp.	4.500%	05/01/42	966	1,037,713
Federal Home Loan Mortgage Corp.	4.500%	11/01/43	897	963,237
Federal Home Loan Mortgage Corp.	4.500%	12/01/43	1,394	1,504,491
Federal Home Loan Mortgage Corp.	4.500%	08/01/44	244	264,140
Federal Home Loan Mortgage Corp.	4.500%	09/01/44	1,929	2,070,024
Federal Home Loan Mortgage Corp.	4.500%	TBA	2,601	2,786,982
Federal Home Loan Mortgage Corp.	5.000%	11/01/41	3,684	4,019,532
Federal Home Loan Mortgage Corp.	5.500%	02/01/35	82	92,288
Federal Home Loan Mortgage Corp.	5.500%	06/01/36	34	38,217
Federal Home Loan Mortgage Corp.	5.500%	10/01/36	35	38,757
Federal Home Loan Mortgage Corp.	5.500%	10/01/36	17	18,539
Federal Home Loan Mortgage Corp.	5.500%	12/01/36	42	46,450
Federal Home Loan Mortgage Corp.	5.500%	12/01/36	17	18,898
Federal Home Loan Mortgage Corp.	5.500%	12/01/36	15	16,325
Federal Home Loan Mortgage Corp.	5.500%	03/01/37	11	12,462
Federal Home Loan Mortgage Corp.	5.500%	04/01/37	21	23,262
Federal Home Loan Mortgage Corp.	5.500%	01/01/38	17	18,992
Federal Home Loan Mortgage Corp.	5.500%	01/01/38	3	3,138
Federal Home Loan Mortgage Corp.	5.500%	02/01/38	2,838	3,149,373

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	5.500%	02/01/38	3	$2,999
Federal Home Loan Mortgage Corp.	5.500%	04/01/38	1,823	2,021,718
Federal Home Loan Mortgage Corp.	5.500%	05/01/38	592	665,760
Federal Home Loan Mortgage Corp.	5.500%	06/01/38	553	613,477
Federal Home Loan Mortgage Corp.	5.500%	07/01/38	734	813,477
Federal Home Loan Mortgage Corp.	5.500%	08/01/38	719	797,037
Federal Home Loan Mortgage Corp.	5.500%	08/01/38	388	430,178
Federal Home Loan Mortgage Corp.	5.500%	01/01/39	805	892,949
Federal Home Loan Mortgage Corp.	6.000%	01/01/27	282	318,160
Federal Home Loan Mortgage Corp.	6.000%	12/01/28	3	3,211
Federal Home Loan Mortgage Corp.	6.000%	01/01/32	1	1,631
Federal Home Loan Mortgage Corp.	6.000%	11/01/32	3	3,662
Federal Home Loan Mortgage Corp.	6.000%	03/01/33	11	12,888
Federal Home Loan Mortgage Corp.	6.000%	11/01/33	8	9,486
Federal Home Loan Mortgage Corp.	6.000%	02/01/34	321	366,182
Federal Home Loan Mortgage Corp.	6.000%	12/01/34	7	8,141
Federal Home Loan Mortgage Corp.	6.000%	01/01/36	44	49,355
Federal Home Loan Mortgage Corp.	6.000%	03/01/36	3	3,060
Federal Home Loan Mortgage Corp.	6.000%	04/01/36	46	52,191
Federal Home Loan Mortgage Corp.	6.000%	08/01/36	26	29,753
Federal Home Loan Mortgage Corp.	6.000%	11/01/36	34	38,754
Federal Home Loan Mortgage Corp.	6.000%	12/01/36	1,159	1,311,186
Federal Home Loan Mortgage Corp.	6.000%	03/01/37	3	3,042
Federal Home Loan Mortgage Corp.	6.000%	04/01/37	1	1,570
Federal Home Loan Mortgage Corp.	6.000%	05/01/37	17	19,796
Federal Home Loan Mortgage Corp.	6.000%	07/01/37	3	3,186
Federal Home Loan Mortgage Corp.	6.000%	08/01/37	45	51,158
Federal Home Loan Mortgage Corp.	6.000%	09/01/37	12	13,153
Federal Home Loan Mortgage Corp.	6.000%	09/01/37	3	2,948
Federal Home Loan Mortgage Corp.	6.000%	10/01/37	44	50,128
Federal Home Loan Mortgage Corp.	6.000%	10/01/37	20	23,132
Federal Home Loan Mortgage Corp.	6.000%	10/01/37	10	11,480
Federal Home Loan Mortgage Corp.	6.000%	10/01/37	2	1,997
Federal Home Loan Mortgage Corp.	6.000%	11/01/37	3,388	3,836,804
Federal Home Loan Mortgage Corp.	6.000%	11/01/37	516	585,513
Federal Home Loan Mortgage Corp.	6.000%	12/01/37	3	3,855
Federal Home Loan Mortgage Corp.	6.000%	01/01/38	55	62,360
Federal Home Loan Mortgage Corp.	6.000%	01/01/38	30	34,100
Federal Home Loan Mortgage Corp.	6.000%	01/01/38	27	30,635
Federal Home Loan Mortgage Corp.	6.000%	01/01/38	27	30,082
Federal Home Loan Mortgage Corp.	6.000%	01/01/38	20	23,238
Federal Home Loan Mortgage Corp.	6.000%	01/01/38	5	5,549
Federal Home Loan Mortgage Corp.	6.000%	04/01/38	69	77,837
Federal Home Loan Mortgage Corp.	6.000%	04/01/38	13	14,137
Federal Home Loan Mortgage Corp.	6.000%	04/01/38	3	3,153
Federal Home Loan Mortgage Corp.	6.000%	06/01/38	1	1,589
Federal Home Loan Mortgage Corp.	6.000%	07/01/38	67	75,720
Federal Home Loan Mortgage Corp.	6.000%	08/01/38	460	519,200
Federal Home Loan Mortgage Corp.	6.000%	08/01/38	12	13,190
Federal Home Loan Mortgage Corp.	6.000%	08/01/38	8	9,321
Federal Home Loan Mortgage Corp.	6.000%	08/01/38	8	8,736
Federal Home Loan Mortgage Corp.	6.000%	09/01/38	33	37,161
Federal Home Loan Mortgage Corp.	6.000%	09/01/38	1	928
Federal Home Loan Mortgage Corp.	6.000%	10/01/38	14	15,485
Federal Home Loan Mortgage Corp.	6.000%	11/01/38	5	5,311
Federal Home Loan Mortgage Corp.	6.000%	01/01/39	1,459	1,647,348
Federal Home Loan Mortgage Corp.	6.000%	08/01/39	22	24,581
Federal Home Loan Mortgage Corp.	6.000%	09/01/39	3	2,952
Federal Home Loan Mortgage Corp.	6.000%	10/01/39	60	68,180

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	6.000%	03/01/40	35	$39,818
Federal Home Loan Mortgage Corp.	6.000%	04/01/40	776	880,762
Federal Home Loan Mortgage Corp.	6.000%	05/01/40	3	3,355
Federal National Mortgage Assoc.	2.500%	05/01/26	530	514,847
Federal National Mortgage Assoc.	2.500%	04/01/30	228	229,555
Federal National Mortgage Assoc.	2.500%	05/01/30	454	456,550
Federal National Mortgage Assoc.	2.500%	07/01/30	210	211,194
Federal National Mortgage Assoc.	2.500%	08/01/30	892	896,435
Federal National Mortgage Assoc.	2.500%	08/01/30	455	457,488
Federal National Mortgage Assoc.	2.500%	08/01/30	357	358,691
Federal National Mortgage Assoc.	2.500%	09/01/30	513	515,690
Federal National Mortgage Assoc.	2.500%	09/01/30	433	435,231
Federal National Mortgage Assoc.	2.500%	11/01/30	532	532,399
Federal National Mortgage Assoc.	2.500%	11/01/30	516	517,214
Federal National Mortgage Assoc.	2.500%	11/01/30	514	516,748
Federal National Mortgage Assoc.	2.500%	11/01/30	463	464,110
Federal National Mortgage Assoc.	2.500%	06/01/31	609	609,767
Federal National Mortgage Assoc.	2.500%	07/01/31	1,125	1,126,520
Federal National Mortgage Assoc.	2.500%	07/01/31	726	726,971
Federal National Mortgage Assoc.	2.500%	10/01/31	2,385	2,390,135
Federal National Mortgage Assoc.	2.500%	10/01/31	1,773	1,775,649
Federal National Mortgage Assoc.	2.500%	10/01/31	1,402	1,404,698
Federal National Mortgage Assoc.	2.500%	10/01/31	1,032	1,033,652
Federal National Mortgage Assoc.	2.500%	11/01/31	1,008	1,010,251
Federal National Mortgage Assoc.	2.500%	11/01/31	908	908,998
Federal National Mortgage Assoc.	2.500%	11/01/31	764	766,172
Federal National Mortgage Assoc.	2.500%	11/01/31	192	192,136
Federal National Mortgage Assoc.	2.500%	11/01/31	100	100,438
Federal National Mortgage Assoc.	2.500%	11/01/31	94	94,075
Federal National Mortgage Assoc.	2.500%	01/01/32	2,613	2,616,389
Federal National Mortgage Assoc.	2.500%	02/01/32	1,538	1,540,140
Federal National Mortgage Assoc.	2.500%	03/01/32	670	670,559
Federal National Mortgage Assoc.	2.500%	03/01/32	643	644,105
Federal National Mortgage Assoc.	2.500%	03/01/32	516	517,131
Federal National Mortgage Assoc.	2.500%	03/01/32	407	408,017
Federal National Mortgage Assoc.	2.500%	03/01/32	331	331,218
Federal National Mortgage Assoc.	2.590%	09/01/28	1,661	1,570,597
Federal National Mortgage Assoc.	2.690%	04/01/25	290	288,204
Federal National Mortgage Assoc.	2.950%	06/01/31	1,900	1,835,663
Federal National Mortgage Assoc.	3.000%	09/01/29	468	481,350
Federal National Mortgage Assoc.	3.000%	03/01/30	696	716,028
Federal National Mortgage Assoc.	3.000%	04/01/30	8,011	8,232,510
Federal National Mortgage Assoc.	3.000%	04/01/30	602	618,804
Federal National Mortgage Assoc.	3.000%	05/01/30	494	508,142
Federal National Mortgage Assoc.	3.000%	05/01/30	336	345,274
Federal National Mortgage Assoc.	3.000%	07/01/30	458	470,420
Federal National Mortgage Assoc.	3.000%	07/01/30	157	161,555
Federal National Mortgage Assoc.	3.000%	07/01/30	93	95,289
Federal National Mortgage Assoc.	3.000%	08/01/30	2,743	2,820,677
Federal National Mortgage Assoc.	3.000%	08/01/30	1,513	1,556,165
Federal National Mortgage Assoc.	3.000%	08/01/30	871	894,818
Federal National Mortgage Assoc.	3.000%	08/01/30	777	798,008
Federal National Mortgage Assoc.	3.000%	08/01/30	658	675,889
Federal National Mortgage Assoc.	3.000%	08/01/30	632	649,057
Federal National Mortgage Assoc.	3.000%	08/01/30	136	140,302
Federal National Mortgage Assoc.	3.000%	08/01/30	119	122,679
Federal National Mortgage Assoc.	3.000%	08/01/30	61	62,253
Federal National Mortgage Assoc.	3.000%	09/01/30	607	623,906
Federal National Mortgage Assoc.	3.000%	09/01/30	456	468,526

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.000%	09/01/30	275	$282,846
Federal National Mortgage Assoc.	3.000%	10/01/36	81	82,016
Federal National Mortgage Assoc.	3.000%	11/01/36	568	574,500
Federal National Mortgage Assoc.	3.000%	11/01/36	238	240,847
Federal National Mortgage Assoc.	3.000%	12/01/36	2,897	2,930,438
Federal National Mortgage Assoc.	3.000%	12/01/36	670	677,543
Federal National Mortgage Assoc.	3.000%	12/01/36	558	563,940
Federal National Mortgage Assoc.	3.000%	10/01/42	1,866	1,860,277
Federal National Mortgage Assoc.	3.000%	12/01/42	1,619	1,613,622
Federal National Mortgage Assoc.	3.000%	01/01/43	2,005	1,999,195
Federal National Mortgage Assoc.	3.000%	02/01/43	324	323,411
Federal National Mortgage Assoc.	3.000%	03/01/43	320	319,424
Federal National Mortgage Assoc.	3.000%	06/01/43	12,471	12,432,616
Federal National Mortgage Assoc.	3.000%	07/01/43	870	867,186
Federal National Mortgage Assoc.	3.000%	08/01/43	711	708,377
Federal National Mortgage Assoc.	3.000%	08/01/43	36	35,467
Federal National Mortgage Assoc.	3.000%	11/01/44	9,431	9,402,279
Federal National Mortgage Assoc.	3.000%	02/01/45	764	759,836
Federal National Mortgage Assoc.	3.000%	03/01/45	1,638	1,632,389
Federal National Mortgage Assoc.	3.000%	03/01/45	328	326,562
Federal National Mortgage Assoc.	3.000%	04/01/45	434	431,713
Federal National Mortgage Assoc.	3.000%	04/01/45	315	313,334
Federal National Mortgage Assoc.	3.000%	04/01/45	279	277,832
Federal National Mortgage Assoc.	3.000%	05/01/45	4,944	4,919,254
Federal National Mortgage Assoc.	3.000%	05/01/45	373	371,788
Federal National Mortgage Assoc.	3.000%	05/01/45	282	280,139
Federal National Mortgage Assoc.	3.000%	07/01/45	16,610	16,544,400
Federal National Mortgage Assoc.	3.000%	07/01/45	2,956	2,941,112
Federal National Mortgage Assoc.	3.000%	07/01/45	301	299,692
Federal National Mortgage Assoc.	3.000%	06/01/46	1,047	1,043,129
Federal National Mortgage Assoc.	3.000%	06/01/46	591	589,297
Federal National Mortgage Assoc.	3.000%	06/01/46	131	130,653
Federal National Mortgage Assoc.	3.000%	07/01/46	4,272	4,246,408
Federal National Mortgage Assoc.	3.000%	08/01/46	4,924	4,893,817
Federal National Mortgage Assoc.	3.000%	08/01/46	4,462	4,435,471
Federal National Mortgage Assoc.	3.000%	08/01/46	158	157,109
Federal National Mortgage Assoc.	3.000%	09/01/46	3,707	3,685,019
Federal National Mortgage Assoc.	3.000%	09/01/46	1,463	1,457,564
Federal National Mortgage Assoc.	3.000%	09/01/46	1,428	1,421,200
Federal National Mortgage Assoc.	3.000%	09/01/46	1,072	1,065,058
Federal National Mortgage Assoc.	3.000%	09/01/46	832	827,719
Federal National Mortgage Assoc.	3.000%	09/01/46	743	740,681
Federal National Mortgage Assoc.	3.000%	10/01/46	2,340	2,327,957
Federal National Mortgage Assoc.	3.000%	10/01/46	1,839	1,828,084
Federal National Mortgage Assoc.	3.000%	11/01/46	2,407	2,395,259
Federal National Mortgage Assoc.	3.000%	11/01/46	392	390,068
Federal National Mortgage Assoc.	3.000%	11/01/46	148	147,093
Federal National Mortgage Assoc.	3.000%	11/01/46	111	110,207
Federal National Mortgage Assoc.	3.000%	12/01/46	2,321	2,309,062
Federal National Mortgage Assoc.	3.000%	01/01/47	51,766	51,348,175
Federal National Mortgage Assoc.	3.000%	01/01/47	267	265,780
Federal National Mortgage Assoc.	3.000%	02/01/47	1,364	1,356,855
Federal National Mortgage Assoc.	3.000%	02/01/47	495	492,442
Federal National Mortgage Assoc.	3.000%	02/01/47	246	243,542
Federal National Mortgage Assoc.	3.000%	02/01/47	145	144,450
Federal National Mortgage Assoc.	3.000%	03/01/47	7,232	7,173,495
Federal National Mortgage Assoc.	3.000%	03/01/47	4,700	4,661,703
Federal National Mortgage Assoc.	3.000%	03/01/47	962	957,000
Federal National Mortgage Assoc.	3.000%	03/01/47	827	821,964

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.000%	TBA	22,200	$21,964,125
Federal National Mortgage Assoc.	3.000%	TBA	4,000	4,083,281
Federal National Mortgage Assoc.	3.000%	TBA	4,257	4,364,819
Federal National Mortgage Assoc.	3.500%	11/01/27	127	132,002
Federal National Mortgage Assoc.	3.500%	11/01/28	1,008	1,057,600
Federal National Mortgage Assoc.	3.500%	12/01/28	4,112	4,312,252
Federal National Mortgage Assoc.	3.500%	12/01/28	2,540	2,651,935
Federal National Mortgage Assoc.	3.500%	12/01/28	461	483,214
Federal National Mortgage Assoc.	3.500%	12/01/28	380	396,025
Federal National Mortgage Assoc.	3.500%	02/01/29	2,229	2,334,631
Federal National Mortgage Assoc.	3.500%	02/01/29	1,238	1,295,820
Federal National Mortgage Assoc.	3.500%	03/01/29	869	907,893
Federal National Mortgage Assoc.	3.500%	07/01/29	1,188	1,240,134
Federal National Mortgage Assoc.	3.500%	01/01/30	492	512,817
Federal National Mortgage Assoc.	3.500%	03/01/30	350	365,036
Federal National Mortgage Assoc.	3.500%	07/01/30	377	392,580
Federal National Mortgage Assoc.	3.500%	08/01/30	503	527,621
Federal National Mortgage Assoc.	3.500%	08/01/30	119	124,760
Federal National Mortgage Assoc.	3.500%	02/01/31	1,123	1,176,047
Federal National Mortgage Assoc.	3.500%	02/01/31	532	557,953
Federal National Mortgage Assoc.	3.500%	02/01/31	90	94,657
Federal National Mortgage Assoc.	3.500%	03/01/31	531	556,340
Federal National Mortgage Assoc.	3.500%	03/01/31	395	414,604
Federal National Mortgage Assoc.	3.500%	03/01/31	321	336,822
Federal National Mortgage Assoc.	3.500%	03/01/31	189	198,122
Federal National Mortgage Assoc.	3.500%	01/01/42	185	190,486
Federal National Mortgage Assoc.	3.500%	04/01/42	104	106,837
Federal National Mortgage Assoc.	3.500%	05/01/42	30	30,508
Federal National Mortgage Assoc.	3.500%	06/01/42	60	61,292
Federal National Mortgage Assoc.	3.500%	06/01/42	37	38,224
Federal National Mortgage Assoc.	3.500%	07/01/42	78	80,428
Federal National Mortgage Assoc.	3.500%	10/01/42	703	722,543
Federal National Mortgage Assoc.	3.500%	03/01/43	920	945,645
Federal National Mortgage Assoc.	3.500%	06/01/43	163	167,921
Federal National Mortgage Assoc.	3.500%	06/01/44	7,168	7,372,090
Federal National Mortgage Assoc.	3.500%	01/01/47	11,520	11,790,450
Federal National Mortgage Assoc.	3.500%	02/01/47	183	189,037
Federal National Mortgage Assoc.	3.500%	TBA	15,100	15,414,386
Federal National Mortgage Assoc.	3.500%	TBA	39,824	40,735,595
Federal National Mortgage Assoc.	3.550%	02/01/30	1,800	1,860,544
Federal National Mortgage Assoc.	4.000%	04/01/21	16	16,432
Federal National Mortgage Assoc.	4.000%	04/01/23	10	10,678
Federal National Mortgage Assoc.	4.000%	03/01/24	5	5,625
Federal National Mortgage Assoc.	4.000%	04/01/24	16	17,100
Federal National Mortgage Assoc.	4.000%	05/01/24	5	5,333
Federal National Mortgage Assoc.	4.000%	06/01/24	2,920	3,072,798
Federal National Mortgage Assoc.	4.000%	06/01/24	10	10,712
Federal National Mortgage Assoc.	4.000%	07/01/24	14	15,261
Federal National Mortgage Assoc.	4.000%	08/01/24	22	22,267
Federal National Mortgage Assoc.	4.000%	10/01/24	47	49,610
Federal National Mortgage Assoc.	4.000%	11/01/24	26	27,093
Federal National Mortgage Assoc.	4.000%	12/01/24	35	36,524
Federal National Mortgage Assoc.	4.000%	02/01/25	4	4,433
Federal National Mortgage Assoc.	4.000%	05/01/25	42	43,689
Federal National Mortgage Assoc.	4.000%	05/01/25	29	30,221
Federal National Mortgage Assoc.	4.000%	05/01/25	6	6,574
Federal National Mortgage Assoc.	4.000%	07/01/25	61	63,565
Federal National Mortgage Assoc.	4.000%	07/01/25	20	21,166
Federal National Mortgage Assoc.	4.000%	08/01/25	51	53,673

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.000%	08/01/25	9	$9,419
Federal National Mortgage Assoc.	4.000%	08/01/25	6	6,396
Federal National Mortgage Assoc.	4.000%	09/01/25	4	3,800
Federal National Mortgage Assoc.	4.000%	10/01/25	49	51,285
Federal National Mortgage Assoc.	4.000%	10/01/25	5	5,573
Federal National Mortgage Assoc.	4.000%	12/01/25	36	38,358
Federal National Mortgage Assoc.	4.000%	12/01/25	10	10,434
Federal National Mortgage Assoc.	4.000%	12/01/25	3	3,385
Federal National Mortgage Assoc.	4.000%	01/01/26	32	34,223
Federal National Mortgage Assoc.	4.000%	02/01/26	17	17,924
Federal National Mortgage Assoc.	4.000%	03/01/26	59	60,496
Federal National Mortgage Assoc.	4.000%	03/01/26	51	53,199
Federal National Mortgage Assoc.	4.000%	03/01/26	16	16,677
Federal National Mortgage Assoc.	4.000%	03/01/26	14	14,965
Federal National Mortgage Assoc.	4.000%	05/01/26	49	51,153
Federal National Mortgage Assoc.	4.000%	05/01/26	19	19,781
Federal National Mortgage Assoc.	4.000%	08/01/26	23	23,302
Federal National Mortgage Assoc.	4.000%	04/01/27	8	8,448
Federal National Mortgage Assoc.	4.000%	05/01/29	6	6,754
Federal National Mortgage Assoc.	4.000%	10/01/30	26	28,021
Federal National Mortgage Assoc.	4.000%	10/01/31	697	735,608
Federal National Mortgage Assoc.	4.000%	01/01/36	856	902,101
Federal National Mortgage Assoc.	4.000%	05/01/39	26	27,471
Federal National Mortgage Assoc.	4.000%	07/01/39	858	900,346
Federal National Mortgage Assoc.	4.000%	07/01/40	814	854,026
Federal National Mortgage Assoc.	4.000%	08/01/40	1,453	1,526,983
Federal National Mortgage Assoc.	4.000%	08/01/40	21	21,922
Federal National Mortgage Assoc.	4.000%	10/01/40	3,794	4,010,746
Federal National Mortgage Assoc.	4.000%	10/01/40	64	67,279
Federal National Mortgage Assoc.	4.000%	11/01/40	254	266,638
Federal National Mortgage Assoc.	4.000%	12/01/40	1,186	1,247,670
Federal National Mortgage Assoc.	4.000%	12/01/40	174	183,325
Federal National Mortgage Assoc.	4.000%	01/01/41	352	372,666
Federal National Mortgage Assoc.	4.000%	04/01/41	109	115,203
Federal National Mortgage Assoc.	4.000%	09/01/41	3,071	3,233,742
Federal National Mortgage Assoc.	4.000%	09/01/41	1,754	1,847,276
Federal National Mortgage Assoc.	4.000%	09/01/41	279	293,131
Federal National Mortgage Assoc.	4.000%	10/01/41	185	195,320
Federal National Mortgage Assoc.	4.000%	12/01/41	659	700,323
Federal National Mortgage Assoc.	4.000%	12/01/41	222	235,711
Federal National Mortgage Assoc.	4.000%	02/01/42	689	725,431
Federal National Mortgage Assoc.	4.000%	04/01/42	178	187,625
Federal National Mortgage Assoc.	4.000%	05/01/42	1,195	1,258,557
Federal National Mortgage Assoc.	4.000%	05/01/42	385	404,696
Federal National Mortgage Assoc.	4.000%	06/01/42	418	439,851
Federal National Mortgage Assoc.	4.000%	07/01/42	857	910,742
Federal National Mortgage Assoc.	4.000%	07/01/42	318	333,699
Federal National Mortgage Assoc.	4.000%	08/01/42	210	221,249
Federal National Mortgage Assoc.	4.000%	09/01/42	373	392,034
Federal National Mortgage Assoc.	4.000%	09/01/42	137	144,265
Federal National Mortgage Assoc.	4.000%	12/01/42	1,042	1,106,969
Federal National Mortgage Assoc.	4.000%	12/01/42	512	538,457
Federal National Mortgage Assoc.	4.000%	01/01/43	659	693,343
Federal National Mortgage Assoc.	4.000%	10/01/43	489	515,366
Federal National Mortgage Assoc.	4.000%	01/01/44	1,236	1,310,300
Federal National Mortgage Assoc.	4.000%	02/01/44	7,029	7,469,970
Federal National Mortgage Assoc.	4.000%	03/01/44	237	250,823
Federal National Mortgage Assoc.	4.000%	07/01/44	147	155,435
Federal National Mortgage Assoc.	4.000%	10/01/44	23	23,741

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.000%	12/01/44	795	$842,410
Federal National Mortgage Assoc.	4.000%	12/01/44	773	819,749
Federal National Mortgage Assoc.	4.000%	12/01/44	51	53,944
Federal National Mortgage Assoc.	4.000%	12/01/44	43	45,529
Federal National Mortgage Assoc.	4.000%	02/01/45	743	786,603
Federal National Mortgage Assoc.	4.000%	02/01/45	414	437,885
Federal National Mortgage Assoc.	4.000%	02/01/45	73	77,808
Federal National Mortgage Assoc.	4.000%	03/01/45	78	82,730
Federal National Mortgage Assoc.	4.000%	03/01/45	68	72,176
Federal National Mortgage Assoc.	4.000%	05/01/45	167	176,754
Federal National Mortgage Assoc.	4.000%	08/01/45	446	467,560
Federal National Mortgage Assoc.	4.000%	10/01/45	1,924	2,018,287
Federal National Mortgage Assoc.	4.000%	10/01/45	1,898	2,012,119
Federal National Mortgage Assoc.	4.000%	10/01/45	616	645,996
Federal National Mortgage Assoc.	4.000%	10/01/45	550	582,706
Federal National Mortgage Assoc.	4.000%	10/01/45	404	429,042
Federal National Mortgage Assoc.	4.000%	10/01/45	222	235,216
Federal National Mortgage Assoc.	4.000%	10/01/45	214	225,847
Federal National Mortgage Assoc.	4.000%	10/01/45	211	224,011
Federal National Mortgage Assoc.	4.000%	10/01/45	192	203,531
Federal National Mortgage Assoc.	4.000%	10/01/45	168	178,430
Federal National Mortgage Assoc.	4.000%	10/01/45	104	108,636
Federal National Mortgage Assoc.	4.000%	11/01/45	976	1,033,648
Federal National Mortgage Assoc.	4.000%	11/01/45	613	647,700
Federal National Mortgage Assoc.	4.000%	11/01/45	252	264,345
Federal National Mortgage Assoc.	4.000%	12/01/45	1,960	2,074,708
Federal National Mortgage Assoc.	4.000%	12/01/45	599	635,252
Federal National Mortgage Assoc.	4.000%	12/01/45	514	546,817
Federal National Mortgage Assoc.	4.000%	12/01/45	267	281,370
Federal National Mortgage Assoc.	4.000%	01/01/46	667	708,929
Federal National Mortgage Assoc.	4.000%	02/01/46	1,244	1,317,342
Federal National Mortgage Assoc.	4.000%	02/01/46	211	221,403
Federal National Mortgage Assoc.	4.000%	03/01/46	242	253,823
Federal National Mortgage Assoc.	4.000%	04/01/46	7,064	7,447,992
Federal National Mortgage Assoc.	4.000%	04/01/46	434	455,581
Federal National Mortgage Assoc.	4.000%	04/01/46	29	30,661
Federal National Mortgage Assoc.	4.000%	06/01/46	2,640	2,788,303
Federal National Mortgage Assoc.	4.000%	06/01/46	208	220,205
Federal National Mortgage Assoc.	4.000%	11/01/46	504	533,578
Federal National Mortgage Assoc.	4.000%	TBA	4,940	5,171,562
Federal National Mortgage Assoc.	4.500%	05/01/22	20	20,667
Federal National Mortgage Assoc.	4.500%	07/01/22	1	641
Federal National Mortgage Assoc.	4.500%	04/01/24	61	64,790
Federal National Mortgage Assoc.	4.500%	08/01/24	5	4,980
Federal National Mortgage Assoc.	4.500%	09/01/24	4	4,575
Federal National Mortgage Assoc.	4.500%	09/01/24	3	3,582
Federal National Mortgage Assoc.	4.500%	12/01/24	30	31,958
Federal National Mortgage Assoc.	4.500%	02/01/25	10	10,649
Federal National Mortgage Assoc.	4.500%	03/01/25	28	29,835
Federal National Mortgage Assoc.	4.500%	03/01/25	2	2,628
Federal National Mortgage Assoc.	4.500%	04/01/25	55	58,096
Federal National Mortgage Assoc.	4.500%	04/01/25	23	24,069
Federal National Mortgage Assoc.	4.500%	04/01/25	11	10,906
Federal National Mortgage Assoc.	4.500%	04/01/25	7	7,630
Federal National Mortgage Assoc.	4.500%	04/01/25	5	5,365
Federal National Mortgage Assoc.	4.500%	05/01/25	6	6,692
Federal National Mortgage Assoc.	4.500%	05/01/25	4	4,703
Federal National Mortgage Assoc.	4.500%	07/01/25	54	56,688
Federal National Mortgage Assoc.	4.500%	09/01/25	7	7,466

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.500%	09/01/25	2	$1,850
Federal National Mortgage Assoc.	4.500%	11/01/35	14	15,100
Federal National Mortgage Assoc.	4.500%	05/01/37	9	9,806
Federal National Mortgage Assoc.	4.500%	04/01/39	15	16,024
Federal National Mortgage Assoc.	4.500%	04/01/39	10	11,126
Federal National Mortgage Assoc.	4.500%	06/01/39	39	42,619
Federal National Mortgage Assoc.	4.500%	08/01/39	102	110,656
Federal National Mortgage Assoc.	4.500%	02/01/40	15,635	16,808,642
Federal National Mortgage Assoc.	4.500%	06/01/40	115	123,566
Federal National Mortgage Assoc.	4.500%	07/01/40	260	279,702
Federal National Mortgage Assoc.	4.500%	08/01/40	50	53,996
Federal National Mortgage Assoc.	4.500%	11/01/40	343	367,787
Federal National Mortgage Assoc.	4.500%	01/01/41	106	113,852
Federal National Mortgage Assoc.	4.500%	03/01/41	32	34,392
Federal National Mortgage Assoc.	4.500%	04/01/41	5	5,076
Federal National Mortgage Assoc.	4.500%	05/01/41	11	11,425
Federal National Mortgage Assoc.	4.500%	05/01/41	10	11,119
Federal National Mortgage Assoc.	4.500%	07/01/41	158	170,395
Federal National Mortgage Assoc.	4.500%	07/01/41	52	55,449
Federal National Mortgage Assoc.	4.500%	08/01/41	378	407,473
Federal National Mortgage Assoc.	4.500%	09/01/41	71	76,258
Federal National Mortgage Assoc.	4.500%	10/01/41	38	41,075
Federal National Mortgage Assoc.	4.500%	01/01/42	24	25,493
Federal National Mortgage Assoc.	4.500%	06/01/42	16	17,082
Federal National Mortgage Assoc.	4.500%	09/01/42	1,735	1,865,588
Federal National Mortgage Assoc.	4.500%	09/01/42	1,018	1,094,212
Federal National Mortgage Assoc.	4.500%	10/01/43	1,107	1,188,489
Federal National Mortgage Assoc.	4.500%	03/01/44	1,369	1,467,779
Federal National Mortgage Assoc.	4.500%	04/01/44	614	663,182
Federal National Mortgage Assoc.	4.500%	05/01/44	577	621,155
Federal National Mortgage Assoc.	4.500%	05/01/45	1,203	1,290,972
Federal National Mortgage Assoc.	4.500%	11/01/45	78	83,608
Federal National Mortgage Assoc.	4.500%	06/01/46	959	1,035,769
Federal National Mortgage Assoc.	4.500%	08/01/46	649	702,446
Federal National Mortgage Assoc.	4.500%	TBA	3,100	3,175,272
Federal National Mortgage Assoc.	5.000%	02/01/35	4,010	4,387,170
Federal National Mortgage Assoc.	5.000%	08/01/35	12	12,961
Federal National Mortgage Assoc.	5.000%	09/01/35	26	28,082
Federal National Mortgage Assoc.	5.000%	10/01/35	7	7,170
Federal National Mortgage Assoc.	5.000%	03/01/36	10	11,032
Federal National Mortgage Assoc.	5.000%	12/01/36	7	8,067
Federal National Mortgage Assoc.	5.000%	06/01/37	9	9,678
Federal National Mortgage Assoc.	5.000%	01/01/38	14	14,783
Federal National Mortgage Assoc.	5.000%	12/01/39	10	11,077
Federal National Mortgage Assoc.	5.000%	01/01/40	10	10,487
Federal National Mortgage Assoc.	5.000%	05/01/40	40	43,639
Federal National Mortgage Assoc.	5.000%	05/01/40	13	14,012
Federal National Mortgage Assoc.	5.000%	01/01/41	17	18,310
Federal National Mortgage Assoc.	5.000%	04/01/41	8	9,248
Federal National Mortgage Assoc.	5.000%	05/01/41	7	7,798
Federal National Mortgage Assoc.	5.000%	07/01/41	5,155	5,649,683
Federal National Mortgage Assoc.	5.000%	01/01/42	9	9,916
Federal National Mortgage Assoc.	5.000%	12/01/43	7,504	8,207,237
Federal National Mortgage Assoc.	5.500%	06/01/21	13	13,840
Federal National Mortgage Assoc.	5.500%	06/01/21	2	2,138
Federal National Mortgage Assoc.	5.500%	09/01/21	16	16,441
Federal National Mortgage Assoc.	5.500%	01/01/22	8	7,840
Federal National Mortgage Assoc.	5.500%	03/01/22	9	9,591
Federal National Mortgage Assoc.	5.500%	04/01/22	34	35,970

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	5.500%	11/01/22	1	$746
Federal National Mortgage Assoc.	5.500%	12/01/22	2	1,756
Federal National Mortgage Assoc.	5.500%	12/01/22	1	586
Federal National Mortgage Assoc.	5.500%	04/01/24	8	8,511
Federal National Mortgage Assoc.	5.500%	06/01/24	32	34,362
Federal National Mortgage Assoc.	5.500%	09/01/27	1	1,153
Federal National Mortgage Assoc.	5.500%	07/01/28	21	23,587
Federal National Mortgage Assoc.	5.500%	04/01/30	74	82,147
Federal National Mortgage Assoc.	5.500%	12/01/30	1	1,169
Federal National Mortgage Assoc.	5.500%	11/01/32	1	1,493
Federal National Mortgage Assoc.	5.500%	12/01/32	22	24,347
Federal National Mortgage Assoc.	5.500%	01/01/33	47	51,600
Federal National Mortgage Assoc.	5.500%	01/01/33	33	36,560
Federal National Mortgage Assoc.	5.500%	04/01/33	42	46,617
Federal National Mortgage Assoc.	5.500%	04/01/33	1	764
Federal National Mortgage Assoc.	5.500%	06/01/33	2	1,959
Federal National Mortgage Assoc.	5.500%	07/01/33	26	29,068
Federal National Mortgage Assoc.	5.500%	09/01/33	15	17,264
Federal National Mortgage Assoc.	5.500%	09/01/33	6	6,355
Federal National Mortgage Assoc.	5.500%	10/01/33	33	36,853
Federal National Mortgage Assoc.	5.500%	11/01/33	24	26,466
Federal National Mortgage Assoc.	5.500%	11/01/33	19	21,522
Federal National Mortgage Assoc.	5.500%	11/01/33	19	20,820
Federal National Mortgage Assoc.	5.500%	11/01/33	11	12,295
Federal National Mortgage Assoc.	5.500%	11/01/33	5	5,085
Federal National Mortgage Assoc.	5.500%	11/01/33	4	3,933
Federal National Mortgage Assoc.	5.500%	12/01/33	29	32,285
Federal National Mortgage Assoc.	5.500%	12/01/33	19	20,944
Federal National Mortgage Assoc.	5.500%	12/01/33	11	12,757
Federal National Mortgage Assoc.	5.500%	01/01/34	15	17,076
Federal National Mortgage Assoc.	5.500%	01/01/34	5	5,611
Federal National Mortgage Assoc.	5.500%	02/01/34	33	36,936
Federal National Mortgage Assoc.	5.500%	02/01/34	8	8,476
Federal National Mortgage Assoc.	5.500%	02/01/34	6	6,322
Federal National Mortgage Assoc.	5.500%	03/01/34	33	36,777
Federal National Mortgage Assoc.	5.500%	03/01/34	5	5,373
Federal National Mortgage Assoc.	5.500%	04/01/34	4	4,707
Federal National Mortgage Assoc.	5.500%	07/01/34	38	42,687
Federal National Mortgage Assoc.	5.500%	07/01/34	2	1,707
Federal National Mortgage Assoc.	5.500%	09/01/34	21	23,030
Federal National Mortgage Assoc.	5.500%	11/01/34	6	7,077
Federal National Mortgage Assoc.	5.500%	12/01/34	19	21,524
Federal National Mortgage Assoc.	5.500%	12/01/34	9	10,402
Federal National Mortgage Assoc.	5.500%	12/01/34	5	5,267
Federal National Mortgage Assoc.	5.500%	12/01/34	2	2,039
Federal National Mortgage Assoc.	5.500%	02/01/35	44	49,485
Federal National Mortgage Assoc.	5.500%	02/01/35	13	14,337
Federal National Mortgage Assoc.	5.500%	02/01/35	3	3,264
Federal National Mortgage Assoc.	5.500%	03/01/35	51	57,594
Federal National Mortgage Assoc.	5.500%	03/01/35	51	56,924
Federal National Mortgage Assoc.	5.500%	03/01/35	48	53,304
Federal National Mortgage Assoc.	5.500%	03/01/35	21	23,697
Federal National Mortgage Assoc.	5.500%	04/01/35	27	30,673
Federal National Mortgage Assoc.	5.500%	04/01/35	4	4,865
Federal National Mortgage Assoc.	5.500%	05/01/35	15	17,168
Federal National Mortgage Assoc.	5.500%	05/01/35	8	8,368
Federal National Mortgage Assoc.	5.500%	06/01/35	4	4,625
Federal National Mortgage Assoc.	5.500%	07/01/35	9	10,361
Federal National Mortgage Assoc.	5.500%	09/01/35	34	37,692

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	5.500%	09/01/35	9		$9,740
Federal National Mortgage Assoc.	5.500%	10/01/35	44		49,146
Federal National Mortgage Assoc.	5.500%	10/01/35	41		45,263
Federal National Mortgage Assoc.	5.500%	10/01/35	22		24,093
Federal National Mortgage Assoc.	5.500%	10/01/35	12		13,870
Federal National Mortgage Assoc.	5.500%	10/01/35	8		9,045
Federal National Mortgage Assoc.	5.500%	10/01/35	5		5,984
Federal National Mortgage Assoc.	5.500%	11/01/35	34		38,289
Federal National Mortgage Assoc.	5.500%	11/01/35	2		2,175
Federal National Mortgage Assoc.	5.500%	11/01/35	1		1,391
Federal National Mortgage Assoc.	5.500%	12/01/35	52		57,744
Federal National Mortgage Assoc.	5.500%	12/01/35	33		36,444
Federal National Mortgage Assoc.	5.500%	12/01/35	28		30,908
Federal National Mortgage Assoc.	5.500%	12/01/35	27		30,273
Federal National Mortgage Assoc.	5.500%	12/01/35	4		4,286
Federal National Mortgage Assoc.	5.500%	12/01/35	3		3,794
Federal National Mortgage Assoc.	5.500%	12/01/35	1		1,364
Federal National Mortgage Assoc.	5.500%	12/01/35	1		819
Federal National Mortgage Assoc.	5.500%	12/01/35	1		666
Federal National Mortgage Assoc.	5.500%	01/01/36	4		4,652
Federal National Mortgage Assoc.	5.500%	02/01/36	2		2,188
Federal National Mortgage Assoc.	5.500%	03/01/36	47		52,315
Federal National Mortgage Assoc.	5.500%	03/01/36	13		14,132
Federal National Mortgage Assoc.	5.500%	03/01/36	4		4,978
Federal National Mortgage Assoc.	5.500%	05/01/36	—	(r)	519
Federal National Mortgage Assoc.	5.500%	07/01/36	7		7,903
Federal National Mortgage Assoc.	5.500%	07/01/36	2		2,111
Federal National Mortgage Assoc.	5.500%	08/01/36	5		5,891
Federal National Mortgage Assoc.	5.500%	11/01/36	12		13,527
Federal National Mortgage Assoc.	5.500%	11/01/36	10		10,810
Federal National Mortgage Assoc.	5.500%	01/01/37	37		42,022
Federal National Mortgage Assoc.	5.500%	02/01/37	33		37,192
Federal National Mortgage Assoc.	5.500%	04/01/37	37		40,906
Federal National Mortgage Assoc.	5.500%	06/01/37	14		15,482
Federal National Mortgage Assoc.	5.500%	06/01/37	12		13,369
Federal National Mortgage Assoc.	5.500%	08/01/37	35		38,731
Federal National Mortgage Assoc.	5.500%	08/01/37	19		21,097
Federal National Mortgage Assoc.	5.500%	08/01/37	4		4,299
Federal National Mortgage Assoc.	5.500%	08/01/37	2		2,716
Federal National Mortgage Assoc.	5.500%	03/01/38	54		60,283
Federal National Mortgage Assoc.	5.500%	12/01/38	15		16,533
Federal National Mortgage Assoc.	5.500%	01/01/39	171		190,452
Federal National Mortgage Assoc.	5.500%	09/01/39	16		17,720
Federal National Mortgage Assoc.	5.500%	12/01/39	246		274,267
Federal National Mortgage Assoc.	5.500%	06/01/40	44		49,232
Federal National Mortgage Assoc.	5.500%	TBA	8,135		9,036,628
Federal National Mortgage Assoc.	6.000%	09/01/21	37		38,490
Federal National Mortgage Assoc.	6.000%	10/01/23	66		68,525
Federal National Mortgage Assoc.	6.000%	11/01/28	2		2,534
Federal National Mortgage Assoc.	6.000%	02/01/29	2		2,126
Federal National Mortgage Assoc.	6.000%	03/01/32	2		2,048
Federal National Mortgage Assoc.	6.000%	11/01/32	—	(r)	214
Federal National Mortgage Assoc.	6.000%	05/01/33	1		891
Federal National Mortgage Assoc.	6.000%	01/01/34	36		41,709
Federal National Mortgage Assoc.	6.000%	11/01/35	19		21,922
Federal National Mortgage Assoc.	6.000%	12/01/35	3		3,915
Federal National Mortgage Assoc.	6.000%	03/01/36	1		960
Federal National Mortgage Assoc.	6.000%	04/01/36	17		19,357
Federal National Mortgage Assoc.	6.000%	06/01/36	1		900

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	6.000%	06/01/36	1		$728
Federal National Mortgage Assoc.	6.000%	07/01/36	11		12,589
Federal National Mortgage Assoc.	6.000%	07/01/36	1		784
Federal National Mortgage Assoc.	6.000%	08/01/36	38		43,097
Federal National Mortgage Assoc.	6.000%	08/01/36	10		11,110
Federal National Mortgage Assoc.	6.000%	08/01/36	8		9,128
Federal National Mortgage Assoc.	6.000%	08/01/36	1		952
Federal National Mortgage Assoc.	6.000%	08/01/36	—	(r)	520
Federal National Mortgage Assoc.	6.000%	09/01/36	24		26,946
Federal National Mortgage Assoc.	6.000%	09/01/36	19		21,754
Federal National Mortgage Assoc.	6.000%	09/01/36	6		6,298
Federal National Mortgage Assoc.	6.000%	09/01/36	4		4,294
Federal National Mortgage Assoc.	6.000%	09/01/36	3		3,829
Federal National Mortgage Assoc.	6.000%	09/01/36	1		1,605
Federal National Mortgage Assoc.	6.000%	09/01/36	1		970
Federal National Mortgage Assoc.	6.000%	10/01/36	24		27,081
Federal National Mortgage Assoc.	6.000%	10/01/36	23		26,349
Federal National Mortgage Assoc.	6.000%	10/01/36	5		6,003
Federal National Mortgage Assoc.	6.000%	10/01/36	1		867
Federal National Mortgage Assoc.	6.000%	11/01/36	43		48,166
Federal National Mortgage Assoc.	6.000%	11/01/36	22		25,185
Federal National Mortgage Assoc.	6.000%	11/01/36	20		22,469
Federal National Mortgage Assoc.	6.000%	11/01/36	14		16,335
Federal National Mortgage Assoc.	6.000%	11/01/36	4		4,699
Federal National Mortgage Assoc.	6.000%	11/01/36	4		4,547
Federal National Mortgage Assoc.	6.000%	11/01/36	1		570
Federal National Mortgage Assoc.	6.000%	12/01/36	63		71,484
Federal National Mortgage Assoc.	6.000%	12/01/36	24		26,964
Federal National Mortgage Assoc.	6.000%	12/01/36	17		19,579
Federal National Mortgage Assoc.	6.000%	12/01/36	6		6,775
Federal National Mortgage Assoc.	6.000%	12/01/36	2		1,928
Federal National Mortgage Assoc.	6.000%	12/01/36	1		913
Federal National Mortgage Assoc.	6.000%	12/01/36	1		685
Federal National Mortgage Assoc.	6.000%	12/01/36	—	(r)	379
Federal National Mortgage Assoc.	6.000%	01/01/37	4,116		4,649,806
Federal National Mortgage Assoc.	6.000%	01/01/37	31		35,395
Federal National Mortgage Assoc.	6.000%	01/01/37	27		30,994
Federal National Mortgage Assoc.	6.000%	01/01/37	15		17,090
Federal National Mortgage Assoc.	6.000%	01/01/37	2		1,707
Federal National Mortgage Assoc.	6.000%	01/01/37	1		1,547
Federal National Mortgage Assoc.	6.000%	02/01/37	532		601,078
Federal National Mortgage Assoc.	6.000%	02/01/37	30		33,713
Federal National Mortgage Assoc.	6.000%	03/01/37	88		98,880
Federal National Mortgage Assoc.	6.000%	03/01/37	45		50,685
Federal National Mortgage Assoc.	6.000%	03/01/37	35		39,542
Federal National Mortgage Assoc.	6.000%	03/01/37	—	(r)	477
Federal National Mortgage Assoc.	6.000%	05/01/37	55		62,463
Federal National Mortgage Assoc.	6.000%	05/01/37	31		35,304
Federal National Mortgage Assoc.	6.000%	05/01/37	25		28,005
Federal National Mortgage Assoc.	6.000%	05/01/37	11		11,998
Federal National Mortgage Assoc.	6.000%	05/01/37	5		5,421
Federal National Mortgage Assoc.	6.000%	06/01/37	8		9,334
Federal National Mortgage Assoc.	6.000%	07/01/37	4		4,022
Federal National Mortgage Assoc.	6.000%	08/01/37	26		28,994
Federal National Mortgage Assoc.	6.000%	08/01/37	24		26,619
Federal National Mortgage Assoc.	6.000%	08/01/37	18		20,044
Federal National Mortgage Assoc.	6.000%	08/01/37	5		5,402
Federal National Mortgage Assoc.	6.000%	10/01/37	2		1,903
Federal National Mortgage Assoc.	6.000%	10/01/38	2		2,544

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	6.500%		10/01/36	1,923	$2,180,391
Government National Mortgage Assoc.	1.601%	(c)	05/20/66	1,178	1,187,256
Government National Mortgage Assoc.	3.000%		TBA	50,161	50,599,909
Government National Mortgage Assoc.	3.000%		TBA	4,416	4,453,283
Government National Mortgage Assoc.	3.500%		12/20/41	2,569	2,673,193
Government National Mortgage Assoc.	3.500%		09/20/42	677	704,575
Government National Mortgage Assoc.	3.500%		01/20/43	650	677,168
Government National Mortgage Assoc.	3.500%		10/20/46	561	583,467
Government National Mortgage Assoc.	3.500%		10/20/46	475	493,560
Government National Mortgage Assoc.	3.500%		10/20/46	234	244,515
Government National Mortgage Assoc.	3.500%		10/20/46	220	229,258
Government National Mortgage Assoc.	3.500%		10/20/46	194	201,473
Government National Mortgage Assoc.	3.500%		02/20/47	11,125	11,548,274
Government National Mortgage Assoc.	3.500%		TBA	41,900	43,444,869
Government National Mortgage Assoc.	3.500%		TBA	4,060	4,206,494
Government National Mortgage Assoc.	4.000%		07/20/39	697	741,420
Government National Mortgage Assoc.	4.000%		10/20/40	715	762,239
Government National Mortgage Assoc.	4.000%		12/20/40	4,276	4,554,080
Government National Mortgage Assoc.	4.000%		01/15/41	875	924,527
Government National Mortgage Assoc.	4.000%		01/20/41	121	128,505
Government National Mortgage Assoc.	4.000%		03/15/41	619	653,846
Government National Mortgage Assoc.	4.000%		10/20/46	149	157,934
Government National Mortgage Assoc.	4.000%		01/20/47	20,703	21,887,304
Government National Mortgage Assoc.	4.000%		02/20/47	2,420	2,558,156
Government National Mortgage Assoc.	4.000%		TBA	3,235	3,414,568
Government National Mortgage Assoc.	4.397%	(c)	04/20/62	2,080	2,157,699
Government National Mortgage Assoc.	4.426%	(c)	05/20/63	1,271	1,342,016
Government National Mortgage Assoc.	4.498%	(c)	05/20/63	1,335	1,412,457
Government National Mortgage Assoc.	4.500%		12/20/39	55	59,975
Government National Mortgage Assoc.	4.500%		01/20/40	68	74,190
Government National Mortgage Assoc.	4.500%		02/20/40	55	59,239
Government National Mortgage Assoc.	4.500%		05/20/40	487	525,748
Government National Mortgage Assoc.	4.500%		06/20/40	311	335,402
Government National Mortgage Assoc.	4.500%		08/20/40	133	144,567
Government National Mortgage Assoc.	4.500%		03/20/41	636	687,087
Government National Mortgage Assoc.	4.500%		07/20/41	221	236,035
Government National Mortgage Assoc.	4.500%		09/20/41	755	814,807
Government National Mortgage Assoc.	4.500%		02/20/42	1,040	1,122,723
Government National Mortgage Assoc.	4.500%		10/20/44	1,087	1,161,668
Government National Mortgage Assoc.	4.500%		11/20/44	7,793	8,328,121
Government National Mortgage Assoc.	4.500%		TBA	10,000	10,676,562
Government National Mortgage Assoc.	4.517%	(c)	01/20/63	269	281,884
Government National Mortgage Assoc.	4.527%	(c)	12/20/64	1,371	1,432,117
Government National Mortgage Assoc.	4.547%	(c)	09/20/62	1,413	1,477,130
Government National Mortgage Assoc.	4.559%	(c)	10/20/64	1,753	1,864,883
Government National Mortgage Assoc.	4.576%	(c)	12/20/64	5,136	5,544,771
Government National Mortgage Assoc.	4.589%	(c)	06/20/62	4,149	4,336,398
Government National Mortgage Assoc.	4.606%	(c)	02/20/64	3,177	3,403,246
Government National Mortgage Assoc.	4.657%	(c)	08/20/64	4,484	4,844,607
Government National Mortgage Assoc.	4.676%	(c)	04/20/62	4,466	4,641,527
Government National Mortgage Assoc.	4.694%	(c)	05/20/65	1,499	1,609,893
Government National Mortgage Assoc.	4.700%	(c)	05/20/61	1,773	1,817,774
Government National Mortgage Assoc.	5.000%		04/15/38	185	204,488
Government National Mortgage Assoc.	5.000%		08/15/38	280	308,723
Government National Mortgage Assoc.	5.000%		10/15/38	995	1,096,315
Government National Mortgage Assoc.	5.000%		10/15/38	19	21,135
Government National Mortgage Assoc.	5.000%		12/15/38	377	415,512
Government National Mortgage Assoc.	5.000%		01/15/39	105	115,586
Government National Mortgage Assoc.	5.000%		02/15/39	1,125	1,238,348

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	5.000%	02/15/39	268	$295,427
Government National Mortgage Assoc.	5.000%	02/15/39	255	281,313
Government National Mortgage Assoc.	5.000%	02/15/39	248	274,395
Government National Mortgage Assoc.	5.000%	03/15/39	1,406	1,551,572
Government National Mortgage Assoc.	5.000%	04/15/39	386	422,615
Government National Mortgage Assoc.	5.000%	04/15/39	344	378,769
Government National Mortgage Assoc.	5.000%	05/15/39	1,091	1,200,656
Government National Mortgage Assoc.	5.000%	05/15/39	293	322,023
Government National Mortgage Assoc.	5.000%	11/15/39	696	765,668
Government National Mortgage Assoc.	5.000%	09/15/40	1,207	1,331,377
Government National Mortgage Assoc.	6.000%	05/15/37	8	9,051
Tennessee Valley Authority	4.250%	09/15/65	5,580	5,855,155
Tennessee Valley Authority	4.875%	01/15/48	2,245	2,663,228
Tennessee Valley Authority, Sr. Unsec’d. Notes	3.500%	12/15/42	2,340	2,355,748
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.250%	09/15/39	3,065	3,867,625

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $960,426,164)				958,147,829

U.S. TREASURY OBLIGATIONS — 28.0%
U.S. Treasury Bonds(h)	2.250%	08/15/46	40,135	33,967,374
U.S. Treasury Bonds(h)	2.875%	11/15/46	34,913	33,875,238
U.S. Treasury Bonds	3.000%	11/15/45	4,450	4,422,535
U.S. Treasury Bonds	3.000%	02/15/47	23,582	23,498,166
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/21	26,594	27,524,360
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250%	01/15/25	19,205	19,519,207
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375%	01/15/27	11,641	11,649,682
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750%	02/15/45	19,900	19,531,559
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875%	02/15/47	18,815	18,633,793
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000%	02/15/46	30,335	31,556,416
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375%	02/15/44	25,845	29,684,446
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%	01/15/25	11,260	16,727,560
U.S. Treasury Notes	0.625%	06/30/18	27,165	26,995,219
U.S. Treasury Notes	0.750%	10/31/17	30,975	30,938,697
U.S. Treasury Notes	0.750%	02/28/18	47,130	46,997,470
U.S. Treasury Notes	0.750%	04/30/18	3,740	3,725,537
U.S. Treasury Notes	0.750%	07/31/18	11,155	11,096,615
U.S. Treasury Notes	0.875%	03/31/18	25,105	25,054,012
U.S. Treasury Notes	1.125%	01/31/19	42,883	42,797,577
U.S. Treasury Notes(a)	1.125%	02/28/19	50,269	50,155,090
U.S. Treasury Notes(a)	1.250%	12/31/18	14,675	14,682,455
U.S. Treasury Notes	1.250%	03/31/19	22,151	22,146,681
U.S. Treasury Notes(h)	1.375%	01/15/20	67,426	67,267,953
U.S. Treasury Notes(h)	1.375%	02/15/20	67,575	67,361,193
U.S. Treasury Notes	1.375%	01/31/21	1,840	1,814,198
U.S. Treasury Notes	1.375%	04/30/21	14,760	14,512,076
U.S. Treasury Notes	1.500%	08/15/26	20,816	19,261,295
U.S. Treasury Notes(v)	1.625%	03/15/20	43,588	43,744,655
U.S. Treasury Notes	1.875%	01/31/22	45,353	45,253,768
U.S. Treasury Notes(v)	1.875%	02/28/22	45,417	45,319,444
U.S. Treasury Notes	2.000%	11/15/26	61,566	59,473,741
U.S. Treasury Notes	2.125%	02/29/24	25,394	25,257,101
U.S. Treasury Notes	2.125%	03/31/24	49,311	49,020,164
U.S. Treasury Notes(h)	2.250%	01/31/24	25,134	25,212,544
U.S. Treasury Notes	2.250%	11/15/25	4,935	4,892,396
U.S. Treasury Notes(a)	2.250%	02/15/27	24,382	24,070,569
U.S. Treasury Notes	3.000%	11/15/44	770	766,481

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,041,083,089)				1,038,407,267

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

			Shares		Value

PREFERRED STOCK — 0.1%

Diversified Financial Services
Citigroup Capital XIII, 7.409%(a)(c) (cost $3,383,280)				127,000	$3,384,550

TOTAL LONG-TERM INVESTMENTS (cost $4,081,151,938)					4,064,965,581

SHORT-TERM INVESTMENTS — 10.7%

AFFILIATED MUTUAL FUNDS — 3.7%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)				63,409,754	63,409,754
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $72,646,312; includes $72,571,059 of cash collateral for securities on loan)(b)(w)				72,627,820	72,642,345

TOTAL AFFILIATED MUTUAL FUNDS (cost $136,056,066)					136,052,099

			Principal Amount (000)#

BORROWED BOND AGREEMENTS(f) — 3.5%
Barclays Capital Group, (2.000)%, dated 09/16/16, open, due in the amount of $180,408				180	180,408
Barclays Capital Group, (2.000)%, dated 09/19/16, open, due in the amount of $179,563				180	179,563
Barclays Capital Group, (0.750)%, dated 03/31/17, due 04/05/17 in the amount of GBP 17,156,650			GBP	17,157	21,496,405
Barclays Capital Group, (0.150)%, dated 03/22/17, due 04/24/17 in the amount of GBP 34,207,060			GBP	34,209	42,859,872
Barclays Capital Group, (0.120)%, dated 03/24/17, due 04/03/17 in the amount of GBP 9,940,616			GBP	9,941	12,454,858
Barclays Capital Group, 0.140%, dated 01/20/17, open, due in the amount of GBP 9,789,972			GBP	9,790	12,265,830
Barclays Capital Group, 0.170%, dated 10/18/16, open, due in the amount of GBP 10,426,004			GBP	10,426	13,062,713
BNP Paribas, 0.040%, dated 12/01/16, open, due in the amount of GBP 9,462,200			GBP	9,462	11,855,165
BNP Paribas, 0.160%, dated 01/20/17, open, due in the amount of GBP 9,745,360.			GBP	9,745	12,209,935
Citigroup Global Markets, (0.250)%, dated 09/19/16, open, due in the amount of $543,713				544	543,713
Credit Suisse First Boston Corp., 0.000%, dated 12/15/16, open, due in the amount of $184,380				184	184,379
Credit Suisse First Boston Corp., 0.000%, dated 12/15/16, open, due in the amount of $741,910				742	741,909
Deutsche Bank AG, 0.800%, dated 03/31/17, due 04/03/17 in the amount of $580,852				581	580,814

TOTAL BORROWED BOND AGREEMENTS (cost $127,796,642)					128,615,564

	Interest Rate	Maturity Date

U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 1.7%
Federal Home Loan Bank	0.546%	04/07/17		22,955	22,953,232
Federal Home Loan Bank, Disc. Notes	0.700%	04/26/17		24,965	24,953,990

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(n) (Continued)
Federal National Mortgage Assoc.	0.700%	04/04/17	17,230	$17,229,673

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $65,137,110)				65,136,895

CERTIFICATES OF DEPOSIT — 1.5%
Bank of Tokyo-Mitsubishi UFJ Ltd. (Japan)	1.672%(c)	08/17/17	6,000	6,010,698
BNP Paribas	1.530%	08/17/17	3,080	3,083,280
Cooperatieve Rabobank UA (Netherlands)	1.537%(c)	08/16/17	6,000	6,010,074
Credit Industriel et Commercial (France)	1.637%(c)	08/16/17	6,000	6,012,336
Credit Suisse AG (Switzerland)	1.822%(c)	08/16/17	2,940	2,945,298
Credit Suisse AG (Switzerland)	1.834%(c)	08/24/17	3,000	3,005,697
Skandinaviska Enskilda Banken AB (Sweden)	1.522%(c)	08/17/17	6,000	6,009,990
Sumitomo Mitsui Banking Corp (Japan)	1.672%(c)	08/18/17	3,115	3,120,551
Sumitomo Mitsui Trust Bank Ltd	1.530%	08/16/17	6,000	6,006,368
Swedbank AB	1.380%	08/18/17	3,070	3,073,494
UBS AG (Switzerland)	1.530%	09/01/17	3,150	3,154,524
Wells Fargo Bank NA.	1.636%(c)	09/22/17	5,930	5,942,649

TOTAL CERTIFICATES OF DEPOSIT (cost $54,285,000)				54,374,959

COMMERCIAL PAPER(n) — 0.3%
BPCE SA	1.492%	08/14/17	6,020	5,992,073
Mizuho Corp. Bank	1.369%	08/16/17	5,950	5,922,858

TOTAL COMMERCIAL PAPER (cost $11,907,184)				11,914,931

	Counterparty	Notional Amount (000)#

OPTIONS PURCHASED* — 0.0%

Call Options — 0.0%
Currency Option Euro vs United States Dollar,
expiring 09/18/17, Strike Price 1.11	BNP Paribas	EUR	22,265	258,626
Currency Option Mexican Peso vs Japanese Yen,
expiring 04/11/17, Strike Price 5.60	JPMorgan Chase	MXN	27,766	81,455
expiring 04/11/17, Strike Price 5.85	Bank of America	MXN	27,766	26,017
Currency Option United States Dollar vs Brazilian Real,
expiring 04/19/17, Strike Price 3.35	Morgan Stanley		802	494
Currency Option United States Dollar vs Japanese Yen,
expiring 04/07/17, Strike Price 120.00	Bank of America		6,075	1
Currency Option United States Dollar vs Mexican Peso,
expiring 04/04/17, Strike Price 21.45	Goldman Sachs & Co.		1,610	—
expiring 07/03/17, Strike Price 21.50	Morgan Stanley		575	1,569
Currency Option United States Dollar vs South African Rand,
expiring 05/19/17, Strike Price 12.80	JPMorgan Chase		549	33,520
Currency Option United States Dollar vs South Korean Won,
expiring 04/06/17, Strike Price 1,150.00	Morgan Stanley		921	49
expiring 04/06/17, Strike Price 1,185.00	Morgan Stanley		921	—
Currency Option United States Dollar vs Turkish Lira,
expiring 05/05/17, Strike Price 3.80	Goldman Sachs & Co.		804	6,516

				408,247

Put Options — 0.0%
Currency Option Australian Dollar vs Japanese Yen,
expiring 04/06/17, Strike Price 86.00	Citigroup Global Markets	AUD	1,590	14,407
Currency Option Australian Dollar vs United States Dollar,

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Counterparty	Notional Amount (000)#		Value

OPTIONS PURCHASED* (Continued)

Put Options (cont’d)
expiring 04/06/17, Strike Price 0.75	BNP Paribas	AUD	1,376	$119
Currency Option Euro vs Mexican Peso,
expiring 04/12/17, Strike Price 21.60	Morgan Stanley	EUR	922	74,438
expiring 05/22/17, Strike Price 20.60	Goldman Sachs & Co.	EUR	926	31,744
Currency Option Eurovs United States Dollar,
expiring 04/07/17, Strike Price 1.03	BNP Paribas	EUR	7,520	127
expiring 06/01/17, Strike Price 1.02	BNP Paribas	EUR	31,637	—
Currency Option United States Dollar vs Brazilian Real,
expiring 04/19/17, Strike Price 3.09	Goldman Sachs & Co.		802	3,739
expiring 05/18/17, Strike Price 3.15	Morgan Stanley		802	13,536
Forward Volatility Agreement,
expiring 06/05/17, Strike Price 8.95.	BNP Paribas	EUR	26,960	68,268
expiring 06/05/17, Strike Price 8.95.	Deutsche Bank AG	EUR	26,960	34,134
expiring 06/05/17, Strike Price 9.05.	Deutsche Bank AG	EUR	13,480	39,911
10 Year U.S. Treasury Note Futures,
expiring 04/21/17, Strike Price $123.00			502	39,219
expiring 04/21/17, Strike Price $124.00			563	149,547
3 Year Euro Dollar Midcurve Futures,
expiring 04/13/17, Strike Price $97.50			4,270	128,100

				597,289

TOTAL OPTIONS PURCHASED (cost $1,575,545)				1,005,536

TOTAL SHORT-TERM INVESTMENTS (cost $396,757,547)				397,099,984

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT, BORROWED BONDS AND OPTIONS WRITTEN — 120.2% (cost $4,477,909,485)				4,462,065,565

	Interest Rate	Maturity Date	Principal Amount (000)#

SECURITIES SOLD SHORT — (5.7)%

U.S. GOVERNMENT AGENCY OBLIGATIONS
Federal Home Loan Mortgage Corp.	3.000%	TBA	27,472	(27,218,442)
Federal Home Loan Mortgage Corp.	3.500%	TBA	4,050	(4,141,412)
Federal Home Loan Mortgage Corp.	5.500%	TBA	7,170	(7,950,126)
Federal National Mortgage Assoc.	2.500%	TBA	8,405	(8,408,940)
Federal National Mortgage Assoc.	3.000%	TBA	83,559	(82,828,183)
Federal National Mortgage Assoc.	3.500%	TBA	11,897	(12,379,489)
Federal National Mortgage Assoc.	4.000%	TBA	27,771	(29,129,174)
Federal National Mortgage Assoc.	4.000%	TBA	1,490	(1,539,682)
Federal National Mortgage Assoc.	4.500%	TBA	1,741	(1,863,939)
Federal National Mortgage Assoc.	4.500%	TBA	1,183	(1,268,398)
Federal National Mortgage Assoc.	5.000%	TBA	10,375	(11,336,405)
Federal National Mortgage Assoc.	6.000%	TBA	7,642	(8,633,071)
Government National Mortgage Assoc.	4.000%	TBA	6,098	(6,440,536)
Government National Mortgage Assoc.	4.500%	TBA	9,759	(10,422,308)

TOTAL SECURITIES SOLD SHORT (proceeds received $212,232,062)				(213,560,105)

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

BORROWED BONDS — (2.9)%
Mexico Government International Bond	5.125%	01/15/20		1,330	$(1,437,730)
Mexico Government International Bond	3.500%	01/21/21		338	(350,506)
U.S. Treasury Notes	1.875%	03/31/22		583	(581,497)
United Kingdom Gilt	0.500%	07/22/22	GBP	34,345	(42,923,225)
United Kingdom Gilt Inflation Linked	0.125%	03/22/26	GBP	40,187	(62,789,819)

TOTAL BORROWED BONDS (proceeds received $106,056,193)					(108,082,777)

	Counterparty	Notional Amount (000)#

OPTIONS WRITTEN* — 0.0%

Call Options — 0.0%
Currency Option Australian Dollar vs United States Dollar,
expiring 04/06/17, Strike Price 0.77	BNP Paribas	AUD	1,376	(2,580)
Currency Option Euro vs Mexican Peso,
expiring 05/22/17, Strike Price 21.60	Goldman Sachs & Co.	EUR	926	(3,646)
Currency Option Mexican Peso vs Japanese Yen,
expiring 04/11/17, Strike Price 5.85	JPMorgan Chase	MXN	27,766	(26,017)
Currency Option United States Dollar vs Brazilian Real,
expiring 04/19/17, Strike Price 3.35	Goldman Sachs & Co.		802	(493)
expiring 05/18/17, Strike Price 3.30	Morgan Stanley		802	(4,967)
Currency Option United States Dollar vs Mexican Peso,
expiring 07/03/17, Strike Price 22.60	Goldman Sachs & Co.		1,150	(1,284)
Currency Option United States Dollar vs South African Rand,
expiring 05/19/17, Strike Price 12.80	UBS AG		549	(33,520)
Currency Option United States Dollar vs South Korean Won,
expiring 04/06/17, Strike Price 1,185.00	Morgan Stanley		1,842	(1)
Currency Option United States Dollar vs Turkish Lira,
expiring 05/05/17, Strike Price 3.80	JPMorgan Chase		804	(6,516)

				(79,024)

Put Options — 0.0%
Currency Option United States Dollar vs Turkish Lira,
expiring 04/07/17, Strike Price 3.80	Deutsche Bank AG		694	(30,419)

TOTAL OPTIONS WRITTEN (premiums received $125,067)				(109,443)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT, BORROWED BONDS AND OPTIONS WRITTEN — 111.6% (cost $4,159,496,163)				4,140,313,240
Liabilities in excess of other assets(z) — (11.6)%				(429,487,108)

NET ASSETS — 100.0%				$3,710,826,132

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $24,697,907 and 0.7% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $71,128,000; cash collateral of $72,571,059 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Borrowed bond agreements are collateralized by U.S. Treasury Securities (coupon rate 1.875%, maturity date 03/31/22), United Kingdom Gilt (coupon rate 0.500%, maturity date 07/22/22), United Kingdom Gilt Inflation Linked (coupon rate 0.125%, maturity date 03/22/26) and Mexico Government International Bonds (coupon rates 3.500%- 5.125%, maturity dates 01/15/20-01/21/21), with the aggregate value of $108,082,777.

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.
(n)	Rate shown reflects yield to maturity at purchase date.
(p)	Interest rate not available as of March 31, 2017.
(r)	Principal amount is less than $500 par.
(s)	Represents zero coupon bond. Rate represents yield to maturity at purchase date.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreement.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts and reverse repurchase agreements held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)

Long Positions:
363	2 Year U.S. Treasury Notes	Jun. 2017	$78,571,249	$78,572,485	$1,236
57	5 Year U.S. Treasury Notes	Jun. 2017	6,710,414	6,710,414	—
393	10 Year U.K. Gilt	Jun. 2017	61,970,532	62,818,944	848,412
215	20 Year U.S. Treasury Bonds	Jun. 2017	32,567,517	32,431,406	(136,111)

					713,537

Short Positions:
89	90 Day Euro Dollar	Mar. 2019	21,739,363	21,786,088	(46,725)
6	5 Year Euro-Bobl	Jun. 2017	845,996	843,628	2,368
75	10 Year Euro-Bund.	Jun. 2017	13,003,062	12,915,253	87,809
518	10 Year U.S. Treasury Notes	Jun. 2017	64,129,808	64,523,375	(393,567)
160	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	25,552,487	25,700,000	(147,513)

					(497,628)

					$215,909

Cash of $2,427,170 has been segregated with Bank of America to cover requirements for open futures contracts at March 31, 2017.

Forward foreign currency exchange contracts outstanding at March 31, 2017:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 06/01/17	Citigroup Global Markets	AUD	540	$408,930	$412,085	$3,155
Expiring 06/21/17	Royal Bank of Scotland Group PLC	AUD	270	202,930	205,964	3,034
Expiring 06/21/17	Royal Bank of Scotland Group PLC	AUD	110	83,921	83,911	(10)
Brazilian Real,
Expiring 04/04/17	BNP Paribas	BRL	1,742	545,000	555,791	10,791
Expiring 04/04/17	Goldman Sachs & Co.	BRL	2,330	735,600	743,474	7,874
Expiring 04/04/17	Goldman Sachs & Co.	BRL	2,141	687,000	683,282	(3,718)
Expiring 04/04/17	Goldman Sachs & Co.	BRL	1,553	490,400	495,649	5,249
Expiring 04/04/17	Goldman Sachs & Co.	BRL	1,300	416,000	414,877	(1,123)
Expiring 04/04/17	Goldman Sachs & Co.	BRL	9	3,000	2,994	(6)
Expiring 04/04/17	Royal Bank of Scotland Group PLC	BRL	1,720	550,000	548,967	(1,033)
Expiring 06/01/17	BNP Paribas	BRL	354	110,000	111,274	1,274
Expiring 06/21/17	Goldman Sachs & Co.	BRL	508	160,000	159,084	(916)
British Pound,
Expiring 06/21/17	Royal Bank of Scotland Group PLC	GBP	110	136,201	138,099	1,898
Expiring 06/21/17	State Street Bank	GBP	220	268,091	276,198	8,107
Canadian Dollar,
Expiring 06/21/17	Bank of New York Mellon	CAD	293	220,000	220,835	835
Expiring 06/21/17	BNP Paribas	CAD	295	220,000	221,680	1,680

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 06/21/17	State Street Bank	CAD	289	$215,000	$217,665	$2,665
Chilean Peso,
Expiring 04/13/17	BNP Paribas	CLP	232,552	349,750	352,186	2,436
Expiring 04/13/17	Credit Suisse First Boston Corp.	CLP	479,569	719,750	726,279	6,529
Expiring 04/13/17	Royal Bank of Scotland Group PLC	CLP	245,773	370,000	372,207	2,207
Expiring 04/24/17	Barclays Capital Group	CLP	348,731	525,000	527,838	2,838
Expiring 04/28/17	Barclays Capital Group	CLP	351,390	530,000	531,754	1,754
Euro,
Expiring 04/05/17	Citigroup Global Markets	EUR	1,067	1,126,373	1,138,534	12,161
Expiring 04/18/17	Morgan Stanley	EUR	922	1,005,586	984,387	(21,199)
Expiring 06/21/17	Bank of New York Mellon	EUR	220	237,462	235,637	(1,825)
Expiring 06/21/17	Deutsche Bank AG	EUR	1,175	1,267,706	1,258,513	(9,193)
Japanese Yen,
Expiring 04/13/17	Morgan Stanley	JPY	60,422	548,000	543,011	(4,989)
Expiring 04/18/17	Citigroup Global Markets	JPY	46,657	410,000	419,390	9,390
Expiring 06/21/17	Deutsche Bank AG	JPY	24,323	220,000	219,201	(799)
Expiring 06/21/17	State Street Bank	JPY	36,667	320,000	330,447	10,447
Mexican Peso,
Expiring 04/05/17	Citigroup Global Markets	MXN	15,424	751,000	823,184	72,184
Expiring 04/06/17	Barclays Capital Group	MXN	12,652	636,000	675,157	39,157
Expiring 04/06/17	Goldman Sachs & Co.	MXN	10,106	460,000	539,308	79,308
Expiring 04/06/17	Goldman Sachs & Co.	MXN	9,883	460,000	527,363	67,363
Expiring 04/17/17	JPMorgan Chase	MXN	13,611	703,560	725,072	21,512
Expiring 04/24/17	Barclays Capital Group	MXN	17,119	850,000	910,980	60,980
Expiring 04/24/17	Citigroup Global Markets	MXN	8,038	420,000	427,754	7,754
Expiring 04/24/17	Goldman Sachs & Co.	MXN	10,049	525,000	534,751	9,751
Expiring 04/24/17	Nomura Securities Co.	MXN	25,132	1,281,600	1,337,384	55,784
Expiring 04/24/17	Nomura Securities Co.	MXN	4,189	213,600	222,897	9,297
Expiring 04/27/17	Goldman Sachs & Co.	MXN	10,897	572,000	579,589	7,589
Expiring 06/21/17	Bank of New York Mellon	MXN	4,408	220,000	232,437	12,437
Expiring 06/21/17	Nomura Securities Co.	MXN	441,362	22,335,000	23,275,416	940,416
New Zealand Dollar,
Expiring 06/21/17	Hong Kong & Shanghai Bank	NZD	640	441,559	447,690	6,131
Norwegian Krone,
Expiring 06/21/17	Goldman Sachs & Co.	NOK	1,151	135,000	134,176	(824)
Expiring 06/21/17	Goldman Sachs & Co.	NOK	981	115,000	114,302	(698)
Expiring 06/21/17	JPMorgan Chase	NOK	1,894	220,000	220,790	790
Polish Zloty,
Expiring 04/07/17	Barclays Capital Group	PLN	2,177	533,125	548,887	15,762
Expiring 04/07/17	Citigroup Global Markets	PLN	343	84,090	86,561	2,471
Expiring 04/07/17	Deutsche Bank AG	PLN	870	213,250	219,469	6,219
Expiring 04/07/17	Goldman Sachs & Co.	PLN	92	22,535	23,208	673
Expiring 04/11/17	BNP Paribas	PLN	25,414	6,245,158	6,407,755	162,597
South African Rand,
Expiring 04/11/17	Citigroup Global Markets	ZAR	14,535	1,100,000	1,081,310	(18,690)
Expiring 04/24/17	Bank of New York Mellon	ZAR	269	20,609	19,945	(664)
Expiring 04/24/17	Citigroup Global Markets	ZAR	2,985	228,991	221,594	(7,397)
Expiring 05/23/17	JPMorgan Chase	ZAR	4,117	313,000	304,001	(8,999)
Swiss Franc,
Expiring 06/21/17	Morgan Stanley	CHF	217	220,000	217,959	(2,041)
Expiring 06/21/17	UBS AG	CHF	159	160,000	159,798	(202)
Turkish Lira,
Expiring 04/10/17	Hong Kong & Shanghai Bank	TRY	3,362	923,000	922,501	(499)
Expiring 04/20/17	Barclays Capital Group	TRY	12,397	3,286,000	3,391,501	105,501
Expiring 06/19/17	Royal Bank of Scotland Group PLC	TRY	23,394	5,801,796	6,289,031	487,235

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 06/19/17	Royal Bank of Scotland Group PLC	TRY	23,394	$ 5,812,752	$ 6,289,031	$476,279
Expiring 06/28/17	Citigroup Global Markets	TRY	4,821	1,226,128	1,292,884	66,756
Expiring 06/28/17	Hong Kong & Shanghai Bank	TRY	15,410	3,978,348	4,132,955	154,607
Expiring 06/28/17	Royal Bank of Scotland Group PLC	TRY	3,317	856,101	889,555	33,454

				$74,445,902	$77,357,408	2,911,506

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 06/21/17	Westpac Banking Corp.	AUD	540	$409,633	$411,927	$(2,294)
Brazilian Real,
Expiring 04/04/17	Goldman Sachs & Co.	BRL	1,583	508,000	505,331	2,669
Expiring 04/04/17	JPMorgan Chase	BRL	1,761	553,000	561,831	(8,831)
Expiring 04/04/17	Morgan Stanley	BRL	1,857	595,000	592,672	2,328
Expiring 04/04/17	Morgan Stanley	BRL	1,748	545,000	557,878	(12,878)
Expiring 04/04/17	Royal Bank of Scotland Group PLC	BRL	3,834	1,226,000	1,223,697	2,303
Expiring 05/03/17	Barclays Capital Group	BRL	7,038	2,202,878	2,231,214	(28,336)
Expiring 05/03/17	UBS AG	BRL	1,269	401,000	402,351	(1,351)
Expiring 06/21/17	Citigroup Global Markets	BRL	859	270,000	269,088	912
British Pound,
Expiring 04/05/17	State Street Bank	GBP	3,171	3,960,636	3,973,406	(12,770)
Expiring 06/21/17	Bank of New York Mellon	GBP	110	135,202	138,100	(2,898)
Expiring 06/21/17	BNP Paribas	GBP	110	135,179	138,099	(2,920)
Expiring 06/21/17	JPMorgan Chase	GBP	220	269,429	276,198	(6,769)
Chilean Peso,
Expiring 04/13/17	BNP Paribas	CLP	950,833	1,439,500	1,439,979	(479)
Chinese Renminbi,
Expiring 06/21/17	BNP Paribas	CNH	63,832	9,170,000	9,229,573	(59,573)
Euro,
Expiring 04/05/17	Bank of New York Mellon	EUR	4,662	4,949,342	4,974,551	(25,209)
Expiring 04/05/17	Citigroup Global Markets	EUR	1,067	1,128,108	1,138,534	(10,426)
Expiring 04/19/17	Goldman Sachs & Co.	EUR	1,820	1,953,738	1,943,245	10,493
Expiring 06/21/17	Bank of America	EUR	2,581	2,735,989	2,764,446	(28,457)
Expiring 06/21/17	Goldman Sachs & Co.	EUR	873	927,726	935,049	(7,323)
Expiring 06/21/17	JPMorgan Chase	EUR	220	236,625	235,636	989
Expiring 02/21/18	Citigroup Global Markets	EUR	66	70,927	71,398	(471)
Expiring 02/21/18	Deutsche Bank AG	EUR	112	120,807	122,024	(1,217)
Expiring 02/21/18	Morgan Stanley	EUR	109	117,134	118,320	(1,186)
Japanese Yen,
Expiring 04/13/17	Deutsche Bank AG	JPY	62,833	548,000	564,684	(16,684)
Expiring 04/27/17	Goldman Sachs & Co.	JPY	63,456	572,000	570,610	1,390
Expiring 06/21/17	JPMorgan Chase	JPY	36,015	320,000	324,570	(4,570)
Mexican Peso,
Expiring 04/05/17	Deutsche Bank AG	MXN	4,286	214,571	228,766	(14,195)
Expiring 04/05/17	Royal Bank of Scotland Group PLC	MXN	6,427	321,857	343,033	(21,176)
Expiring 04/05/17	UBS AG	MXN	4,286	214,571	228,733	(14,162)
Expiring 04/06/17	Bank of New York Mellon	MXN	6,272	333,429	334,707	(1,278)
Expiring 04/06/17	Barclays Capital Group	MXN	10,862	548,000	579,633	(31,633)
Expiring 04/06/17	Barclays Capital Group	MXN	4,187	222,286	223,443	(1,157)
Expiring 04/06/17	BNP Paribas	MXN	4,187	222,286	223,448	(1,162)
Expiring 04/06/17	Goldman Sachs & Co.	MXN	10,771	548,000	574,782	(26,782)

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 04/06/17	Goldman Sachs & Co.	MXN	9,796	$ 460,000	$ 522,726	$ (62,726)
Expiring 04/06/17	Hong Kong & Shanghai Bank	MXN	4,189	222,286	223,531	(1,245)
Expiring 04/06/17	Hong Kong & Shanghai Bank	MXN	4,186	222,286	223,355	(1,069)
Expiring 04/06/17	Hong Kong & Shanghai Bank	MXN	4,183	222,286	223,200	(914)
Expiring 04/06/17	UBS AG	MXN	2,091	111,143	111,575	(432)
Expiring 04/17/17	Citigroup Global Markets	MXN	3,269	170,560	174,165	(3,605)
Expiring 04/17/17	Goldman Sachs & Co.	MXN	10,215	533,000	544,156	(11,156)
Expiring 04/24/17	Goldman Sachs & Co.	MXN	4,658	235,000	247,875	(12,875)
Expiring 04/24/17	JPMorgan Chase	MXN	13,937	703,080	741,660	(38,580)
Expiring 05/23/17	Royal Bank of Scotland Group PLC	MXN	44,447	2,143,949	2,354,126	(210,177)
Expiring 06/21/17	Goldman Sachs & Co.	MXN	220,923	11,325,000	11,650,454	(325,454)
Expiring 06/21/17	Morgan Stanley	MXN	219,479	11,010,000	11,574,313	(564,313)
Expiring 06/21/17	Morgan Stanley	MXN	4,227	220,000	222,891	(2,891)
Expiring 06/21/17	Nomura Securities Co.	MXN	4,363	220,000	230,087	(10,087)
Norwegian Krone,
Expiring 06/21/17	Morgan Stanley	NOK	2,111	250,000	246,016	3,984
Expiring 06/21/17	Morgan Stanley	NOK	1,868	220,000	217,744	2,256
Polish Zloty,
Expiring 04/07/17	Hong Kong & Shanghai Bank	PLN	3,480	853,000	877,445	(24,445)
Expiring 04/11/17	Barclays Capital Group	PLN	203	49,962	51,283	(1,321)
Expiring 04/11/17	BNP Paribas	PLN	18,043	4,352,900	4,549,284	(196,384)
Expiring 04/11/17	Hong Kong & Shanghai Bank	PLN	7,168	1,713,891	1,807,188	(93,297)
Russian Ruble,
Expiring 04/18/17	Barclays Capital Group	RUB	21,886	358,842	387,229	(28,387)
Expiring 04/18/17	Barclays Capital Group	RUB	11,555	190,242	204,450	(14,208)
Expiring 04/18/17	Barclays Capital Group	RUB	3,665	60,629	64,846	(4,217)
Expiring 04/18/17	Citigroup Global Markets	RUB	57,955	957,098	1,025,402	(68,304)
Expiring 04/18/17	Citigroup Global Markets	RUB	39,838	650,740	704,866	(54,126)
Expiring 04/18/17	Citigroup Global Markets	RUB	3,665	60,609	64,846	(4,237)
Expiring 04/18/17	Citigroup Global Markets	RUB	1,833	30,274	32,439	(2,165)
Expiring 04/18/17	Credit Suisse First Boston Corp.	RUB	91,754	1,517,089	1,623,411	(106,322)
Expiring 04/18/17	Credit Suisse First Boston Corp.	RUB	45,381	747,800	802,933	(55,133)
Expiring 04/18/17	Credit Suisse First Boston Corp.	RUB	45,163	738,738	799,072	(60,334)
Expiring 04/18/17	Credit Suisse First Boston Corp.	RUB	45,163	737,833	799,072	(61,239)
Expiring 04/18/17	Credit Suisse First Boston Corp.	RUB	32,715	537,539	578,825	(41,286)
Expiring 04/18/17	Credit Suisse First Boston Corp.	RUB	21,919	361,307	387,811	(26,504)
Expiring 04/18/17	Credit Suisse First Boston Corp.	RUB	16,815	278,957	297,515	(18,558)
Expiring 04/18/17	Hong Kong & Shanghai Bank	RUB	41,467	685,779	733,689	(47,910)
Expiring 04/18/17	Hong Kong & Shanghai Bank	RUB	40,053	656,606	708,664	(52,058)
Expiring 04/18/17	JPMorgan Chase	RUB	21,886	359,254	387,228	(27,974)
Expiring 04/18/17	Morgan Stanley	RUB	33,233	551,447	587,996	(36,549)
Expiring 06/16/17	Credit Suisse First Boston Corp.	RUB	88,923	1,508,005	1,551,653	(43,648)
Expiring 06/16/17	Credit Suisse First Boston Corp.	RUB	88,404	1,491,601	1,542,582	(50,981)
Expiring 06/16/17	Credit Suisse First Boston Corp.	RUB	44,039	746,077	768,453	(22,376)
Expiring 06/16/17	Credit Suisse First Boston Corp.	RUB	44,039	745,200	768,453	(23,253)
Expiring 06/16/17	Credit Suisse First Boston Corp.	RUB	22,920	388,788	399,943	(11,155)
Expiring 06/16/17	Credit Suisse First Boston Corp.	RUB	10,356	175,872	180,700	(4,828)
Expiring 06/16/17	Goldman Sachs & Co.	RUB	47,389	804,844	826,911	(22,067)
Expiring 06/16/17	Goldman Sachs & Co.	RUB	44,863	758,239	782,832	(24,593)
Expiring 06/16/17	Goldman Sachs & Co.	RUB	22,144	375,069	386,400	(11,331)
Expiring 06/16/17	Goldman Sachs & Co.	RUB	8,633	145,284	150,636	(5,352)
Expiring 06/16/17	Goldman Sachs & Co.	RUB	1,177	19,928	20,530	(602)
South African Rand,
Expiring 04/11/17	Barclays Capital Group	ZAR	7,015	528,846	521,905	6,941
Expiring 04/11/17	BNP Paribas	ZAR	1,965	148,077	146,167	1,910
Expiring 04/11/17	Citigroup Global Markets	ZAR	5,623	423,077	418,319	4,758
Expiring 04/24/17	Deutsche Bank AG	ZAR	2,936	219,600	217,962	1,638

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts (cont’d.):
South African Rand (cont’d.),
Expiring 05/23/17	Hong Kong & Shanghai Bank	ZAR	4,469	$ 343,000	$ 329,980	$ 13,020
South Korean Won,
Expiring 04/11/17	Barclays Capital Group	KRW	960,918	840,000	859,394	(19,394)
Expiring 04/18/17	JPMorgan Chase	KRW	750,713	652,000	671,460	(19,460)
Expiring 06/21/17	JPMorgan Chase	KRW	363,264	320,000	325,154	(5,154)
Expiring 06/21/17	JPMorgan Chase	KRW	123,112	110,000	110,196	(196)
Swiss Franc,
Expiring 06/21/17	Royal Bank of Scotland Group PLC	CHF	321	320,000	322,413	(2,413)
Expiring 06/21/17	UBS AG	CHF	269	270,000	270,021	(21)
Turkish Lira,
Expiring 04/10/17	Goldman Sachs & Co.	TRY	1,524	402,000	418,016	(16,016)
Expiring 04/20/17	Citigroup Global Markets	TRY	11,985	3,286,000	3,278,884	7,116
Expiring 05/03/17	Deutsche Bank AG	TRY	4,112	1,118,679	1,120,557	(1,878)
Expiring 06/19/17	Citigroup Global Markets	TRY	23,394	5,940,126	6,289,030	(348,904)
Expiring 06/19/17	Royal Bank of Scotland Group PLC	TRY	23,394	5,931,241	6,289,031	(357,790)
Expiring 06/28/17	Citigroup Global Markets	TRY	23,394	5,968,466	6,274,207	(305,741)
Expiring 06/28/17	Goldman Sachs & Co.	TRY	154	40,046	41,186	(1,140)
				$116,865,044	$120,717,299	(3,852,255)
						$ (940,749)

Cross currency exchange contract outstanding at March 31, 2017:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty

OTC cross currency exchange contract:
04/10/17	Buy	AUD	954	JPY	82,707	$(14,473)	Citigroup Global Markets
04/10/17	Buy	AUD	954	JPY	81,188	(820)	Goldman Sachs & Co.
04/10/17	Buy	AUD	954	JPY	81,260	(1,470)	Goldman Sachs & Co.
06/21/17	Buy	AUD	220	NOK	1,426	1,566	BNP Paribas
06/15/17	Buy	CAD	159	EUR	110	1,488	UBS AG
06/21/17	Buy	CAD	317	EUR	220	3,031	BNP Paribas
06/21/17	Buy	EUR	220	JPY	26,707	(5,055)	Deutsche Bank AG
06/21/17	Buy	EUR	95	RUB	5,983	(2,545)	JPMorgan Chase
06/21/17	Buy	EUR	160	JPY	19,425	(3,692)	JPMorgan Chase
06/21/17	Buy	EUR	175	RUB	10,967	(3,729)	JPMorgan Chase
06/21/17	Buy	EUR	270	RUB	17,260	(11,672)	JPMorgan Chase
06/21/17	Buy	EUR	165	CAD	235	(105)	UBS AG
06/21/17	Buy	EUR	165	CAD	236	(1,029)	UBS AG
06/21/17	Buy	EUR	430	SEK	4,084	2,930	UBS AG
04/10/17	Buy	JPY	82,215	AUD	954	10,056	Citigroup Global Markets
04/10/17	Buy	JPY	26,892	AUD	318	(1,256)	Hong Kong & Shanghai Bank
04/17/17	Buy	JPY	67,204	MXN	11,571	(12,345)	Bank of New York Mellon
06/21/17	Buy	JPY	27,792	SEK	2,170	7,301	Citigroup Global Markets
04/03/17	Buy	NOK	359	AUD	55	(61)	Morgan Stanley
06/15/17	Buy	NOK	1,437	AUD	220	(313)	JPMorgan Chase
06/21/17	Buy	NOK	359	AUD	55	(56)	UBS AG
06/21/17	Buy	NOK	719	AUD	110	(112)	UBS AG
06/21/17	Buy	NZD	294	AUD	270	(142)	Bank of New York Mellon
06/21/17	Buy	RUB	17,510	EUR	270	16,026	BNP Paribas
06/21/17	Buy	SEK	3,040	EUR	320	(2,048)	BNP Paribas
06/21/17	Buy	SEK	2,170	JPY	27,603	(5,601)	Citigroup Global Markets

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty

OTC cross currency exchange contract (cont’d.):
06/21/17	Buy	SEK	4,113	EUR	430	$373	UBS AG

						$(23,753)

Credit default swap agreements outstanding at March 31, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
HSBC Bank PLC	06/20/22	1.000%	EUR	10,051	0.635%	$ (207,444)	$ (212,264)	$ 4,820	BNP Paribas
HSBC Bank PLC	06/20/22	1.000%	EUR	4,300	0.635%	(88,748)	(90,810)	2,062	BNP Paribas
HSBC Bank PLC	06/20/22	1.000%	EUR	3,052	0.635%	(62,990)	(65,707)	2,717	BNP Paribas
HSBC Bank PLC	06/20/22	1.000%	EUR	1,489	0.635%	(30,732)	(27,380)	(3,352)	Bank of America
HSBC Bank PLC	06/20/22	1.000%	EUR	1,379	0.635%	(28,461)	(25,357)	(3,104)	Citigroup Global Markets
HSBC Bank PLC	06/20/22	1.000%	EUR	681	0.635%	(14,055)	(12,522)	(1,533)	Citigroup Global Markets
Loews Corp.	12/20/20	1.000%		1,070	0.176%	(32,454)	(40,404)	7,950	Barclays Capital Group
Republic of Argentina	06/20/22	5.000%		1,425	3.672%	(90,343)	(69,107)	(21,236)	Barclays Capital Group
Republic of Phillipines	06/20/22	1.000%		4,240	0.819%	(39,343)	(11,085)	(28,258)	JPMorgan Chase
Republic of South Africa	06/20/22	1.000%		2,910	2.156%	159,968	150,436	9,532	Citigroup Global Markets
Republic of South Africa	06/20/22	1.000%		1,552	2.156%	85,316	79,353	5,963	Barclays Capital Group
Republic of South Africa	06/20/22	1.000%		1,185	2.156%	65,142	61,260	3,882	Bank of America
Republic of South Africa	06/20/22	1.000%		725	2.156%	39,855	37,398	2,457	Goldman Sachs & Co.
Russian Federation	12/20/21	1.000%		563	1.494%	12,163	33,678	(21,515)	JPMorgan Chase
Russian Federation	12/20/21	1.000%		100	1.494%	2,160	5,977	(3,817)	Bank of America
Russian Federation	12/20/21	1.000%		100	1.494%	2,160	5,977	(3,817)	Bank of America
Russian Federation	12/20/21	1.000%		100	1.494%	2,160	5,983	(3,823)	Bank of America
Russian Federation	12/20/21	1.000%		100	1.494%	2,160	5,939	(3,779)	Bank of America
Russian Federation	12/20/21	1.000%		100	1.494%	2,160	5,939	(3,779)	Bank of America
Russian Federation	12/20/21	1.000%		60	1.494%	1,297	3,586	(2,289)	Bank of America
Russian Federation	06/20/22	1.000%		1,875	1.655%	58,949	82,148	(23,199)	JPMorgan Chase
Russian Federation	06/20/22	1.000%		1,870	1.655%	58,792	82,186	(23,394)	Bank of America
Russian Federation	06/20/22	1.000%		935	1.655%	29,396	40,598	(11,202)	Bank of America
Russian Federation	06/20/22	1.000%		560	1.655%	17,606	25,343	(7,737)	Bank of America
Standard Chartered Bank	06/20/22	1.000%	EUR	9,049	0.800%	(103,592)	(96,994)	(6,598)	Citigroup Global Markets
Standard Chartered Bank	06/20/22	1.000%	EUR	3,539	0.800%	(40,514)	(31,621)	(8,893)	BNP Paribas
Standard Chartered Bank	06/20/22	1.000%	EUR	2,368	0.800%	(27,108)	(25,382)	(1,726)	Citigroup Global Markets
Standard Chartered Bank	06/20/22	1.000%	EUR	2,152	0.800%	(24,636)	(23,067)	(1,569)	Citigroup Global Markets
Standard Chartered Bank	06/20/22	1.000%	EUR	2,000	0.800%	(22,895)	(21,437)	(1,458)	Citigroup Global Markets
Standard Chartered Bank	06/20/22	1.000%	EUR	1,959	0.800%	(22,426)	(22,872)	446	BNP Paribas
United Mexican States	06/20/20	1.000%		1,765	0.732%	(15,533)	15,519	(31,052)	JPMorgan Chase
United Mexican States	09/20/20	1.000%		1,765	0.811%	(11,927)	23,388	(35,315)	Bank of America

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Credit default swap agreements outstanding at March 31, 2017 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1) (cont’d.):
Valero Energy Corp.	12/20/20	1.000%	1,045	0.550%	$ (17,391)	$ 25,388	$ (42,779)	Morgan Stanley

					$(341,308)	$(85,913)	$(255,395)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
United Mexican States	06/20/20	1.000%	1,765	0.732%	$ 15,533	$ (18,087)	$ 33,620	Bank of America
United Mexican States	09/20/20	1.000%	1,765	0.811%	11,927	(20,290)	32,217	JPMorgan Chase

					$ 27,460	$ (38,377)	$ 65,837

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2017(4)	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.NA.IG.28.V1	06/20/22	1.000%	23,738	$ (376,927)	$ (401,975)	$ (25,048)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2017(4)	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.NA.HY.27.V1	12/20/21	5.000%	5,217	$ 353,629	$ 420,355	$ 66,726
CDX.NA.HY.28.V1	06/20/22	5.000%	15,720	1,040,496	1,160,835	120,339

				$1,394,125	$1,581,190	$187,065

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on credit indices – Buy Protection(1):
CMBX NA.6.BBB	05/11/63	3.000%	200	$ 25,447	$ 12,565	$ 12,882	JPMorgan Chase
CMBX NA.6.BBB	05/11/63	3.000%	200	25,447	12,565	12,882	JPMorgan Chase
CMBX.NA.6.AAA	05/11/63	0.500%	1,524	791	475	316	Deutsche Bank AG
CMBX.NA.6.AAA	05/11/63	0.500%	1,325	688	(997)	1,685	Deutsche Bank AG
CMBX.NA.6.AAA	05/11/63	0.500%	946	491	190	301	Deutsche Bank AG
CMBX.NA.6.BBB	05/11/63	3.000%	400	50,894	36,979	13,915	Deutsche Bank AG
CMBX.NA.6.BBB	05/11/63	3.000%	200	25,697	19,354	6,343	JPMorgan Chase
CMBX.NA.6.BBB	05/11/63	3.000%	200	25,447	11,250	14,197	Morgan Stanley
CMBX.NA.8.AAA	10/17/57	0.500%	410	5,535	9,223	(3,688)	Morgan Stanley
CMBX.NA.8.AAA	10/17/57	0.500%	130	1,755	3,033	(1,278)	Morgan Stanley
CMBX.NA.8.AAA	10/17/57	0.500%	110	1,487	2,609	(1,122)	Credit Suisse First Boston Corp.

				$163,679	$107,246	$ 56,433

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Credit default swap agreements outstanding at March 31, 2017 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation Depreciation	Counterparty

OTC credit default swaps on credit indices – Sell Protection(2):
CMBX.NA.10.BBB	11/17/59	3.000%	25	$ (2,531)	$ (2,259)	$ (272)	JPMorgan Chase
							Credit Suisse First
CMBX.NA.6.BBB	05/11/63	3.000%	200	(25,447)	(16,565)	(8,882)	Boston Corp.
CMBX.NA.7.AAA	01/17/47	0.500%	5,000	(30,072)	(167,075)	137,003	Morgan Stanley
CMBX.NA.8.A	10/17/57	2.000%	390	(23,434)	(22,382)	(1,052)	Goldman Sachs & Co.
CMBX.NA.8.A	10/17/57	2.000%	160	(9,614)	(16,825)	7,211	Goldman Sachs & Co.
CMBX.NA.9.A	09/17/58	2.000%	380	(19,295)	(19,804)	509	Deutsche Bank AG
CMBX.NA.9.A	09/17/58	2.000%	380	(19,295)	(20,950)	1,655	Morgan Stanley
							Credit Suisse First
CMBX.NA.9.A	09/17/58	2.000%	310	(15,741)	(16,212)	471	Boston Corp.
CMBX.NA.9.BBB	09/17/58	3.000%	790	(92,368)	(84,155)	(8,213)	Credit Suisse First Boston Corp.

				$(237,797)	$(366,227)	$128,430

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at March 31, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:
GBP 9,014	10/15/21	3.385%	U.K. Retail Prices Index(1)	$ —	$ 55,572	$ 55,572

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest rate swap agreements outstanding at March 31, 2017 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):
GBP	9,014	10/15/21	3.390%	U.K. Retail Prices Index(1)	$ —	$ 52,420	$ 52,420
GBP	8,880	10/15/21	3.365%	U.K. Retail Prices Index(1)	—	67,155	67,155
GBP	9,014	10/15/26	3.460%	U.K. Retail Prices Index(2)	—	3,300	3,300
GBP	9,014	10/15/26	3.447%	U.K. Retail Prices Index(2)	—	(14,318)	(14,318)
GBP	8,880	10/15/26	3.430%	U.K. Retail Prices Index(2)	—	(38,370)	(38,370)
MXN	172,790	01/28/19	7.361%	28 Day Mexican Interbank Rate(1)	—	(39,522)	(39,522)
MXN	154,757	02/20/20	7.320%	28 Day Mexican Interbank Rate(2)	—	41,635	41,635
MXN	15,147	02/20/20	7.345%	28 Day Mexican Interbank Rate(2)	—	4,622	4,622
MXN	103,756	03/20/20	7.155%	28 Day Mexican Interbank Rate(2)	—	880	880
MXN	103,754	03/20/20	7.165%	28 Day Mexican Interbank Rate(2)	—	2,395	2,395
MXN	52,879	03/07/22	7.445%	28 Day Mexican Interbank Rate(2)	—	34,118	34,118
MXN	26,439	03/07/22	7.480%	28 Day Mexican Interbank Rate(2)	—	18,158	18,158
MXN	26,438	03/07/22	7.470%	28 Day Mexican Interbank Rate(2)	—	18,140	18,140
MXN	18,660	07/17/25	6.320%	28 Day Mexican Interbank Rate(2)	111	(67,262)	(67,373)
MXN	20,859	03/02/37	7.850%	28 Day Mexican Interbank Rate(2)	—	12,024	12,024
MXN	20,981	03/04/37	7.815%	28 Day Mexican Interbank Rate(2)	—	7,617	7,617
	620	08/25/25	2.130%	3 Month LIBOR(2)	—	(8,792)	(8,792)
	437	09/11/25	2.272%	3 Month LIBOR(1)	—	1,724	1,724

					$ 111	$151,496	$151,385

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC swap agreements:
BRL	20,633	07/03/17	12.850%	Brazilian Interbank Overnight Lending Rate(1)	$(15,806)	$—	$(15,806)	JPMorgan Chase
BRL	12,187	07/03/17	13.110%	Brazilian Interbank Overnight Lending Rate(1)	(14,371)	—	(14,371)	Citigroup Global Markets
BRL	10,154	07/03/17	13.130%	Brazilian Interbank Overnight Lending Rate(1)	(12,472)	—	(12,472)	Bank of America
BRL	20,739	01/02/18	9.980%	Brazilian Interbank Overnight Lending Rate(1)	(1,175)	—	(1,175)	JPMorgan Chase

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest rate swap agreements outstanding at March 31, 2017 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC swap agreements (cont’d.):
BRL	20,739	01/02/18	9.980%	Brazilian Interbank Overnight Lending Rate(1)	$(1,175)	$—	$(1,175)	JPMorgan Chase
BRL	20,738	01/02/18	9.985%	Brazilian Interbank Overnight Lending Rate(1)	(1,401)	—	(1,401)	Citigroup Global Markets
BRL	11,291	01/02/18	12.100%	Brazilian Interbank Overnight Lending Rate(1)	(40,983)	—	(40,983)	Bank of America
BRL	12,444	01/02/20	9.730%	Brazilian Interbank Overnight Lending Rate(2)	11,251	—	11,251	Citigroup Global Markets
BRL	12,444	01/02/20	9.730%	Brazilian Interbank Overnight Lending Rate(2)	11,251	—	11,251	JPMorgan Chase
BRL	5,877	01/02/20	11.860%	Brazilian Interbank Overnight Lending Rate(2)	108,606	—	108,606	JPMorgan Chase
BRL	4,738	01/02/20	11.000%	Brazilian Interbank Overnight Lending Rate(2)	44,275	—	44,275	Bank of America
BRL	2,525	01/02/20	11.020%	Brazilian Interbank Overnight Lending Rate(2)	24,029	—	24,029	Citigroup Global Markets
BRL	2,370	01/02/20	10.980%	Brazilian Interbank Overnight Lending Rate(2)	21,579	—	21,579	JPMorgan Chase
BRL	2,351	01/02/20	11.097%	Brazilian Interbank Overnight Lending Rate(2)	23,621	—	23,621	Goldman Sachs & Co.
BRL	156	01/02/20	11.375%	Brazilian Interbank Overnight Lending Rate(2)	1,989	—	1,989	JPMorgan Chase
BRL	12,444	01/20/20	9.730%	Brazilian Interbank Overnight Lending Rate(2)	11,251	—	11,251	JPMorgan Chase
MXN	6,132	12/07/17	4.300%	28 day Mexican Interbank Rate(1)	6,236	43	6,193	Bank of America
MXN	12,048	03/21/18	4.550%	28 day Mexican Interbank Rate(1)	16,204	612	15,592	Barclays Capital Group
MXN	26,785	05/09/18	4.790%	28 day Mexican Interbank Rate(2)	(37,002)	(72)	(36,930)	Citigroup Global Markets
MXN	65,954	11/21/18	7.060%	28 day Mexican Interbank Rate(2)	(1,746)	—	(1,746)	JPMorgan Chase
MXN	54,962	11/21/18	7.070%	28 day Mexican Interbank Rate(2)	(975)	—	(975)	Citigroup Global Markets

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest rate swap agreements outstanding at March 31, 2017 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC swap agreements (cont’d.):
MXN	93,800	11/28/18	6.980%	28 day Mexican Interbank Rate(2)	$(10,274)	$—	$(10,274)	Citigroup Global Markets
MXN	53,211	11/28/18	6.980%	28 day Mexican Interbank Rate(2)	(5,828)	—	(5,828)	JPMorgan Chase
MXN	4,154	12/05/18	4.770%	28 day Mexican Interbank Rate(1)	8,669	32	8,637	Citigroup Global Markets
MXN	4,154	12/06/18	4.760%	28 day Mexican Interbank Rate(1)	8,532	32	8,500	Citigroup Global Markets
MXN	4,154	12/06/18	4.700%	28 day Mexican Interbank Rate(1)	8,749	32	8,717	Bank of America
MXN	9,298	07/17/25	6.325%	28 day Mexican Interbank Rate(2)	(33,101)	(48)	(33,053)	Citigroup Global Markets
MXN	27,703	08/06/25	6.321%	28 day Mexican Interbank Rate(2)	(100,076)	(140)	(99,936)	Goldman Sachs & Co.
MXN	27,569	08/11/25	6.310%	28 day Mexican Interbank Rate(1)	100,453	—	100,453	Bank of America
MXN	27,569	08/11/25	6.310%	28 day Mexican Interbank Rate(1)	100,453	—	100,453	Bank of America
MXN	1,127	12/05/25	6.270%	28 day Mexican Interbank Rate(2)	(4,444)	(34)	(4,410)	Bank of America

					$226,319	$457	$225,862

Cash of $1,842,430 and $1,165,000 has been segregated with JPMorgan Chase and Morgan Stanley, respectively, to cover the requirements for open centrally cleared credit default and interest rate swap contracts at March 31, 2017.

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

Reverse Repurchase Agreements outstanding at March 31, 2017:

Broker	Interest Rate	Trade Date	Value at March 31, 2017	Maturity Date	Cost

Bank of America	0.450%	03/31/2017	$43,751,455	04/03/2017	$43,751,455
Bank of America	0.700%	03/31/2017	25,967,500	04/03/2017	25,967,500
Barclays Capital Group	0.650%	03/31/2017	67,313,000	04/03/2017	67,313,000
Credit Suisse First Boston Corp.	0.800%	03/31/2017	67,146,713	04/03/2017	67,146,713
Deutsche Bank AG	0.800%	03/31/2017	33,966,898	04/03/2017	33,966,898

			$238,145,566		$238,145,566

The aggregate value of Reverse Repurchase Agreements is $238,145,566. U.S. Treasury Securities, with a market value of $238,439,756 have been segregated to cover the requirement for the reverse repurchase agreements outstanding as of March 31, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Level 1	Level 2	Level 3
Collateralized Loan Obligations	$—	$124,942,641	$14,223,747
Non-Residential Mortgage-Backed Securities	—	119,418,977	1,889,533
Residential Mortgage-Backed Securities	—	105,581,857	2,997,090
Commercial Mortgage-Backed Securities	—	136,342,690	2,598,669
Corporate Bonds	—	1,093,761,161	—
Foreign Government Bonds	—	211,514,402	—
Municipal Bonds	—	56,957,838	—
Residential Mortgage-Backed Securities	—	191,808,462	2,988,868
U.S. Government Agency Obligations	—	1,023,284,724	—
U.S. Treasury Obligations	—	1,038,407,267	—
Preferred Stock	3,384,550	—	—
Affiliated Mutual Funds	136,052,099	—	—
Borrowed Bond Agreements	—	128,615,564	—
Certificates of Deposit	—	54,374,959	—
Commercial Paper	—	11,914,931	—
Options Purchased	316,866	688,670	—
U.S. Government Agency Obligations - Short	—	(213,560,105)	—
Borrowed Bonds	—	(108,082,777)	—
Options Written	—	(109,443)	—
Other Financial Instruments*
Futures Contracts	215,909	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(940,749)	—
OTC Cross Currency Exchange Contracts	—	(23,753)	—
Centrally Cleared Credit Default Swap Agreements	—	162,017	—
OTC Credit Default Swap Agreements	—	(387,966)	—
Centrally Cleared Interest Rate Swap Agreements	—	151,385	—
OTC Interest Rate Swap Agreements	—	226,319	—

Total	$139,969,424	$3,975,049,071	$24,697,907

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Credit contracts	$(225,949)
Foreign exchange contracts	(385,275)
Interest rate contracts	910,479

Total	$299,255

AST BOND PORTFOLIO 2017

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate			Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 89.5%

ASSET-BACKED SECURITIES — 10.3%

Collateralized Loan Obligations — 3.1%
Atrium X (Cayman Islands), Series 10A, Class A, 144A	2.143%	(c)	07/16/25	250	$250,230
Ballyrock CLO LLC (Cayman Islands), Series 2013-1A, Class A, 144A	2.232%	(c)	05/20/25	500	500,018
Benefit Street Partners CLO (Cayman Islands), Series 2017-11A, Class X, 144A^	—%	(c)(p)	04/15/29	250	250,000
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.318%	(c)	10/20/29	250	250,116
Flagship Ltd. (Cayman Islands), Series 2013-7A, Class A1, 144A	2.500%	(c)	01/20/26	250	250,011
Race Point CLO Ltd. (Cayman Islands), Series 2012-7A, Class AR, 144A	2.238%	(c)	11/08/24	1,075	1,075,059
Voya CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.354%	(c)	04/18/26	500	501,426
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1A, 144A	2.434%	(c)	11/07/25	500	500,324

					3,577,184

Non-Residential Mortgage-Backed Securities — 7.2%
Ally Auto Receivables Trust, Series 2016-3, Class A2	1.190%		12/17/18	720	719,533
American Express Credit Account Secured Note Trust, Series 2012-4, Class A	1.152%	(c)	05/15/20	1,000	1,000,940
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	1.712%	(c)	05/15/20	1,300	1,303,220
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class A2B	1.597%	(c)	04/08/19	222	222,309
BA Credit Card Trust, Series 2014-A2, Class A.	1.182%	(c)	09/16/19	1,000	1,000,000
CarMax Auto Owner Trust, Series 2015-3, Class A2B	1.362%	(c)	11/15/18	480	480,132
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	1,500	1,530,223
Ford Credit Floorplan Master Owner Trust, Series 2014-4, Class A2	1.262%	(c)	08/15/19	1,600	1,601,188
GM Financial Automobile Leasing Trust, Series 2015-2, Class A2B	1.398%	(c)	04/20/18	57	57,407
Mercedes-Benz Auto Lease Trust, Series 2015-B, Class A2B	1.432%	(c)	01/16/18	173	172,849
Nissan Auto Lease Trust, Series 2015-B, Class A2A	1.180%		12/15/17	320	320,452

					8,408,253

TOTAL ASSET-BACKED SECURITIES (cost $11,998,786)					11,985,437

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.3%
CD Commercial Mortgage Trust, Series 2007-CD5, Class A1A	5.800%	(c)	11/15/44	276	278,938
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A1A	5.779%	(c)	12/10/49	288	288,165
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A1	0.754%		04/10/46	124	123,631
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A1	1.242%		05/10/47	122	121,454

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.101%(c)	12/10/49	1,242	$1,258,991
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A1	1.330%	02/10/47	442	441,700
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%	06/10/46	2,700	2,721,450
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM	5.939%(c)	04/17/45	10	10,148
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%(c)	07/15/40	130	131,692
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%	12/15/48	45	45,274
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A1	1.313%	10/15/46	381	380,668
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%	05/10/63	2,385	2,431,772
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ	5.294%(c)	10/15/44	15	14,770
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.760%(c)	06/15/49	295	295,137

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $8,602,772)				8,543,790

CORPORATE BONDS — 14.8%

Banks — 6.1%
Bank of America Corp., Sr. Unsec’d. Notes	6.000%	09/01/17	1,305	1,328,439
Capital One NA, Sr. Unsec’d. Notes	2.250%	09/13/21	360	352,239
Citigroup, Inc., Sr. Unsec’d. Notes(a)	4.500%	01/14/22	325	347,806
Discover Bank, Sr. Unsec’d. Notes	2.000%	02/21/18	1,290	1,291,086
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%	07/27/21	350	383,921
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%	03/15/20	425	460,733
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%	10/15/20	70	74,234
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%	08/15/21	350	374,574
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%	04/23/19	400	434,502
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%	01/26/20	850	922,218
Wells Fargo & Co., Sr. Unsec’d. Notes	5.625%	12/11/17	1,175	1,207,146

				7,176,898

Computers — 1.5%
Apple, Inc., Sr. Unsec’d. Notes	1.000%	05/03/18	1,320	1,316,008
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450%(c)	10/05/17	370	371,080
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%(c)	10/05/18	70	70,843

				1,757,931

Electric — 0.3%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	280	298,679

Engineering & Construction — 0.4%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	1.625%	05/08/17	445	445,166

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Food — 0.3%
Kraft Heinz Foods Co., Gtd. Notes	5.375%	02/10/20	209	$227,069
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.000%	10/20/17	90	90,226

				317,295

Healthcare-Services — 0.5%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	275	291,582
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	280	303,344

				594,926

Insurance — 0.7%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	380	392,091
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	350	386,451

				778,542

Machinery-Diversified — 0.5%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%	10/15/21	140	143,569
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%	07/12/21	350	370,139

				513,708

Miscellaneous Manufacturing — 0.0%
General Electric Co., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	30	32,930

Oil & Gas — 0.8%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.846%	05/05/17	770	770,373
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%	06/01/18	200	210,510

				980,883

Pharmaceuticals — 0.5%
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	1.500%	05/08/17	560	560,185

Pipelines — 0.1%
Enterprise Products Operating LLC, Gtd. Notes	5.200%	09/01/20	125	136,152

Retail — 0.8%
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.750%	06/01/22	500	514,375
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)	4.250%	04/15/21	425	460,571

				974,946

Telecommunications — 2.0%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	600	624,248
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21	350	359,102
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	2.946%	03/15/22	1,376	1,370,522

				2,353,872

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation — 0.3%
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	350	$379,485

TOTAL CORPORATE BONDS (cost $16,960,261)				17,301,598

NON-CORPORATE FOREIGN AGENCIES — 0.3%
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	2.250%	08/07/17	200	200,381
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.500%	08/22/17	200	201,426

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $401,987)				401,807

SOVEREIGN BOND — 0.2%
Kingdom of Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A, RegS (cost $199,700)	1.125%	08/03/19	200	197,238

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.0%
Federal National Mortgage Assoc	1.500%	11/30/20	1,220	1,209,862
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%	09/18/23	975	1,154,930

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $2,322,244)				2,364,792

U.S. TREASURY OBLIGATIONS — 54.6%
U.S. Treasury Bonds	2.500%	02/15/45	505	453,770
U.S. Treasury Bonds	2.750%	11/15/42	600	571,289
U.S. Treasury Bonds(a)	2.875%	11/15/46	415	402,663
U.S. Treasury Bonds	3.000%	11/15/44	45	44,794
U.S. Treasury Bonds	3.000%	05/15/45	3,130	3,111,783
U.S. Treasury Bonds	4.250%	11/15/40	415	506,527
U.S. Treasury Bonds	4.750%	02/15/41	715	936,064
U.S. Treasury Bonds	8.125%	08/15/21	90	113,593
U.S. Treasury Notes	0.750%	06/30/17	5,185	5,183,787
U.S. Treasury Notes	0.750%	07/31/18	3,160	3,143,461
U.S. Treasury Notes	0.875%	10/15/17	3,540	3,538,616
U.S. Treasury Notes	1.000%	11/15/19	715	707,124
U.S. Treasury Notes	1.375%	09/30/20	2,360	2,336,400
U.S. Treasury Notes	1.375%	04/30/21	2,395	2,354,771
U.S. Treasury Notes	1.625%	03/15/20	2,705	2,714,722
U.S. Treasury Notes	1.625%	06/30/20	1,555	1,556,275
U.S. Treasury Notes	1.625%	04/30/23	5,345	5,193,421
U.S. Treasury Notes	1.750%	03/31/22	3,055	3,026,598
U.S. Treasury Notes	1.750%	05/15/23	2,970	2,905,610
U.S. Treasury Notes	1.875%	11/30/21	115	114,865
U.S. Treasury Notes	1.875%	02/28/22	805	803,270
U.S. Treasury Notes	2.000%	10/31/21	765	768,496
U.S. Treasury Notes	2.000%	11/30/22	2,595	2,585,371
U.S. Treasury Notes	2.000%	08/15/25	870	847,162
U.S. Treasury Notes	2.125%	06/30/21	1,195	1,209,284
U.S. Treasury Notes(hh)	2.125%	09/30/21	6,515	6,582,183
U.S. Treasury Notes(k)	2.125%	06/30/22	980	986,776
U.S. Treasury Notes	2.125%	12/31/22	2,435	2,440,898
U.S. Treasury Notes	2.125%	02/29/24	605	601,738

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes(k)	2.125%	05/15/25	1,395	$1,373,966
U.S. Treasury Notes	2.250%	11/15/25	2,075	2,057,087
U.S. Treasury Notes	2.250%	02/15/27	305	301,104
U.S. Treasury Notes	2.375%	08/15/24	2,310	2,328,498
U.S. Treasury Notes	2.625%	11/15/20	1,960	2,023,929

TOTAL U.S. TREASURY OBLIGATIONS (cost $64,820,053)				63,825,895

TOTAL LONG-TERM INVESTMENTS (cost $105,305,803)				104,620,557

SHORT-TERM INVESTMENTS — 11.1%

			Shares

AFFILIATED MUTUAL FUNDS — 6.5%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)			6,535,671	6,535,671
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $1,052,166; includes $1,050,472 of cash collateral for securities on loan)(b)(w)			1,051,958	1,052,169

TOTAL AFFILIATED MUTUAL FUNDS (cost $7,587,837)				7,587,840

			Principal Amount (000)#

CERTIFICATES OF DEPOSIT — 3.8%
Bank of America NA	1.328%(c)	08/16/17	1,000	1,000,781
Cooperatieve Rabobank UA (Netherlands)	1.180%(c)	09/05/17	1,000	1,000,606
Mizuho Bank Ltd. (Japan)	1.543%(c)	05/17/17	250	250,186
Nordea Bank AB (Sweden)	1.432%(c)	04/26/17	250	250,086
Sumitomo Mitsui Banking Corp. (Japan)	1.268%(c)	08/10/17	1,000	1,000,458
Svenska Handelsbanken (Sweden)	1.441%(c)	04/21/17	900	900,262

TOTAL CERTIFICATES OF DEPOSIT (cost $4,400,271)				4,402,379

COMMERCIAL PAPER — 0.8%
ING U.S. Funding LLC (cost $1,000,000)	1.418%(c)	07/18/17	1,000	1,000,864

			Notional Amount (000)#

OPTION PURCHASED* — 0.0%

Call Option
10 Year U.S. Treasury Notes Futures,expiring 05/26/17, Strike Price $125.00 (cost $31,834)			44	30,938

TOTAL SHORT-TERM INVESTMENTS (cost $13,019,942)				13,022,021

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 100.6% (cost $118,325,745)				117,642,578

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Notional Amount (000)#	Value

OPTION WRITTEN* — (0.0)%

Call Option
10 Year U.S. Treasury Notes Futures,expiring 05/26/17, Strike Price $128.00 (premiums received $6,322)	44	$(5,500)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 100.6% (cost $118,319,423)		117,637,078
Liabilities in excess of other assets(z) — (0.6)%		(714,520)

NET ASSETS — 100.0%		$116,922,558

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $250,000 and 0.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,031,032; cash collateral of $1,050,472 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(p)	Interest rate not available as of March 31, 2017.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Position:
160	2 Year U.S. Treasury Notes	Jun. 2017	$34,604,258	$ 34,632,500	$ 28,242
Short Positions:
468	5 Year U.S. Treasury Notes	Jun. 2017	55,060,284	55,096,031	(35,747)
37	10 Year U.S. Treasury Notes	Jun. 2017	4,604,828	4,608,813	(3,985)
8	20 Year U.S. Treasury Bonds	Jun. 2017	1,201,550	1,206,750	(5,200)
30	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	4,779,309	4,818,750	(39,441)

					(84,373)
					$ (56,131)

Cash of $220,000 and U.S. Treasury Obligations with a combined market value of $485,251 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at March 31, 2017.

Interest rate swap agreements outstanding at March 31, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
14,625	09/09/17	0.539%	1 Day USOIS(1)	$ 313	$ 31,199	$ 30,886
12,560	10/18/17	0.607%	1 Day USOIS(1)	161	27,615	27,454
7,175	11/09/17	0.626%	1 Day USOIS(1)	166	17,840	17,674
35,900	12/31/17	0.000%	3 Month LIBOR(2)	232	(110,722)	(110,954)
16,000	12/31/17	0.000%	3 Month LIBOR(2)	186	2,263,802	2,263,616
9,000	05/31/22	2.200%	3 Month LIBOR(1)	(10,929)	(58,354)	(47,425)
10,540	11/15/22	1.639%	3 Month LIBOR(1)	(118,594)	266,769	385,363

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest rate swap agreements outstanding at March 31, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
700	03/21/23	2.038%	3 Month LIBOR(1)	$ (25,604)	$ 4,149	$ 29,753
100	04/08/25	2.020%	3 Month LIBOR(1)	151	2,113	1,962
630	11/12/25	2.263%	3 Month LIBOR(1)	155	2,773	2,618
21,170	05/31/21	1.953%	3 Month LIBOR(2)	236	(6,856)	(7,092)
795	08/15/23	1.459%	3 Month LIBOR(1)	41,876	34,162	(7,714)
5	11/15/23	2.217%	3 Month LIBOR(1)	(4)	(8)	(4)
1,197	11/15/23	2.209%	3 Month LIBOR(1)	157	(1,324)	(1,481)
				$(111,498)	$2,473,158	$2,584,656

A U.S. Treasury Obligation with a market value of $535,465 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at March 31, 2017.

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 -	unadjusted quoted prices generally in active markets for identical securities.

Level 2 -	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 -	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$ —	$ 3,327,184	$250,000
Non-Residential Mortgage-Backed Securities	—	8,408,253	—
Commercial Mortgage-Backed Securities	—	8,543,790	—
Corporate Bonds	—	17,301,598	—
Non-Corporate Foreign Agencies	—	401,807	—
Sovereign Bond	—	197,238	—
U.S. Government Agency Obligations	—	2,364,792	—
U.S. Treasury Obligations	—	63,825,895	—
Affiliated Mutual Funds	7,587,840	—	—
Certificates of Deposit	—	4,402,379	—
Commercial Paper	—	1,000,864	—
Option Purchased	30,938	—	—
Option Written	(5,500)	—	—

Other Financial Instruments*
Futures Contracts	(56,131)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	2,584,656	—

Total	$7,557,147	$112,358,456	$250,000

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Interest rate contracts	$2,553,963

AST BOND PORTFOLIO 2018

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 87.3%

ASSET-BACKED SECURITIES — 11.8%

Collateralized Loan Obligations — 2.9%
Atrium X (Cayman Islands), Series 10A, Class A, 144A	2.143%(c)	07/16/25	250	$250,230
Benefit Street Partners CLO (Cayman Islands), Series 2017-11A, Class X, 144A^	—%(c)(p)	04/15/29	250	250,000
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.318%(c)	10/20/29	250	250,116
Flagship Ltd. (Cayman Islands), Series 2013-7A, Class A1, 144A	2.500%(c)	01/20/26	250	250,011
OHA Credit Partners Ltd. (Cayman Islands), Series 2013-8A, Class A, 144A	2.150%(c)	04/20/25	250	250,212
Race Point CLO Ltd. (Cayman Islands), Series 2012-7A, Class AR, 144A	2.238%(c)	11/08/24	935	934,834
Tryon Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.143%(c)	07/15/25	250	250,136
Voya CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.354%(c)	04/18/26	500	501,426
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1A, 144A	2.434%(c)	11/07/25	500	500,324

				3,437,289

Non-Residential Mortgage-Backed Securities — 8.9%
Ally Auto Receivables Trust, Series 2016-3, Class A2	1.190%	12/15/18	720	719,533
American Express Credit Account Master Trust, Series 2014-2, Class A	1.260%	01/15/20	1,000	1,000,187
American Express Credit Account Secured Note Trust, Series 2012-4, Class A	1.152%(c)	05/15/20	1,000	1,000,940
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	1.712%(c)	05/15/20	1,200	1,202,972
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2B	1.597%(c)	06/08/19	162	161,890
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B	1.547%(c)	10/08/19	243	243,753
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 144A	2.100%	03/20/19	1,000	1,002,532
BA Credit Card Trust, Series 2014-A3, Class A	1.202%(c)	01/15/20	700	700,643
BA Credit Card Trust, Series 2015-A1, Class A	1.242%(c)	06/15/20	600	601,185
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%	02/20/21	225	225,374
Ford Credit Auto Owner Trust, Series 2013-A, Class B	1.150%	07/15/18	256	256,395
GM Financial Automobile Leasing Trust, Series 2016-3, Class A2B	1.338%(c)	02/20/19	296	296,415
Hyundai Auto Lease Securitization Trust, Series 2017-A, Class A2B, 144A	1.212%(c)	07/15/19	600	600,617
Nissan Auto Lease Trust, Series 2015-B, Class A2A	1.180%	12/15/17	189	188,501
Nissan Auto Lease Trust, Series 2016-B, Class A2B	1.192%(c)	12/15/18	392	392,331
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%	11/15/20	500	500,700
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	1.328%(c)	07/20/19	700	700,103

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Wells Fargo Dealer Floorplan Master Note Trust, Series 2014-2, Class A	1.428%(c)	10/20/19	900	$900,606

				10,694,677

TOTAL ASSET-BACKED SECURITIES (cost $14,103,537)				14,131,966

COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.7%
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.101%(c)	12/10/49	1,167	1,182,688
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%	06/10/46	3,600	3,628,601
Commercial Mortgage Trust, Series 2015-R24, Class A3	3.214%	08/10/48	1,200	1,214,078
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A1	2.331%	05/25/25	711	704,880
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%	07/15/48	1,000	1,014,581
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%(c)	07/15/40	500	506,507
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%	12/15/48	91	90,547
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%	05/10/63	3,165	3,227,068
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.760%(c)	06/15/49	258	258,245
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A2	2.573%	09/15/58	985	994,135

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $12,870,733)				12,821,330

CORPORATE BONDS — 21.5%

Banks — 8.5%
Bank of America Corp., Sr. Unsec’d. Notes	6.000%	09/01/17	1,750	1,781,432
Capital One NA, Sr. Unsec’d. Notes	2.250%	09/13/21	310	303,317
Citigroup, Inc., Sr. Unsec’d. Notes(a)	4.500%	01/14/22	280	299,648
Discover Bank, Sr. Unsec’d. Notes	2.000%	02/21/18	1,910	1,911,608
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%	07/27/21	300	329,075
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%	03/15/20	625	677,548
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%	08/15/21	300	321,064
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%	04/23/19	850	923,317
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%	01/26/20	1,175	1,274,830
PNC Bank NA, Sub. Notes	2.950%	01/30/23	610	612,331
Wachovia Corp., Gtd. Notes, MTN	5.750%	02/01/18	1,750	1,804,994

				10,239,164

Computers — 2.0%
Apple, Inc., Sr. Unsec’d. Notes	1.000%	05/03/18	1,910	1,904,224
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450%(c)	10/05/17	440	441,284
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%(c)	10/05/18	80	80,964

				2,426,472

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric — 0.4%
Duke Energy Progress LLC, First Mortgage Bonds	5.300%	01/15/19	125	$132,852
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	385	410,683

				543,535

Engineering & Construction — 0.5%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	1.625%	05/08/17	635	635,236

Food — 0.2%
Kraft Heinz Foods Co., Gtd. Notes	5.375%	02/10/20	209	227,069

Forest Products & Paper — 0.4%
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18	400	428,550

Gas — 0.2%
Atmos Energy Corp., Sr. Unsec’d. Notes	8.500%	03/15/19	170	190,963

Hand/Machine Tools — 0.2%
Stanley Black & Decker, Inc., Sub. Notes	1.622%	11/17/18	235	234,162

Healthcare-Services — 0.5%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	150	159,045
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	385	417,097

				576,142

Insurance — 1.2%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	550	567,500
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	790	872,275

				1,439,775

Leisure Time — 0.2%
Carnival Corp., Gtd. Notes	1.875%	12/15/17	250	250,346

Machinery-Diversified — 0.4%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%	10/15/21	185	189,716
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%	07/12/21	300	317,262

				506,978

Media — 0.4%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	480	481,085

Miscellaneous Manufacturing — 0.0%
General Electric Co., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	30	32,930

Multi-National — 0.5%
African Development Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	0.875%	03/15/18	650	647,529

Oil & Gas — 1.4%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.846%	05/05/17	1,345	1,345,652

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%	06/01/18	300	$315,764

				1,661,416

Pharmaceuticals — 0.7%
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	1.500%	05/08/17	805	805,266

Real Estate Investment Trusts (REITs) — 0.3%
DDR Corp., Sr. Unsec’d. Notes	4.750%	04/15/18	300	306,799

Retail — 0.7%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.125%	02/01/19	415	434,568
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)	4.250%	04/15/21	400	433,479

				868,047

Software — 0.3%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.850%	10/15/18	300	304,142

Telecommunications — 2.1%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	1,070	1,113,242
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21	300	307,802
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	2.946%	03/15/22	1,053	1,048,808

				2,469,852

Transportation — 0.4%
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	450	487,910

TOTAL CORPORATE BONDS (cost $25,260,936)				25,763,368

NON-CORPORATE FOREIGN AGENCIES — 2.3%
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, MTN, 144A	1.250%	03/12/18	600	598,661
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, MTN, 144A	1.000%	01/22/18	600	597,114
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A.	1.125%	05/23/18	1,008	1,005,031
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	2.250%	08/07/17	200	200,381
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.500%	08/22/17	200	201,426
Statoil ASA (Norway), Gtd. Notes	5.250%	04/15/19	160	170,548

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $2,763,242)				2,773,161

SOVEREIGN BOND — 0.2%
Kingdom of Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, RegS, EMTN, 144A (cost $199,700)	1.125%	08/03/19	200	197,238

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.6%
Federal National Mortgage Assoc.(k)	1.500%	11/30/20	1,475	$1,462,743
Government National Mortgage Assoc.	4.000%	02/15/39	13	13,440
Government National Mortgage Assoc.	4.000%	12/15/40	119	127,516
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%	09/18/23	1,335	1,581,366

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,217,413)				3,185,065

U.S. TREASURY OBLIGATIONS — 38.2%
U.S. Treasury Bonds	2.500%	02/15/45	520	467,249
U.S. Treasury Bonds	2.750%	11/15/42	130	123,779
U.S. Treasury Bonds(a)	2.875%	11/15/46	385	373,555
U.S. Treasury Bonds	3.000%	11/15/44	75	74,657
U.S. Treasury Bonds	3.000%	05/15/45	240	238,603
U.S. Treasury Bonds	4.250%	11/15/40	495	604,171
U.S. Treasury Bonds	4.750%	02/15/41	790	1,034,252
U.S. Treasury Bonds	8.125%	08/15/21	380	479,616
U.S. Treasury Notes	0.750%	06/30/17	185	184,957
U.S. Treasury Notes	0.750%	07/31/18	160	159,163
U.S. Treasury Notes	1.375%	09/30/20	2,785	2,757,150
U.S. Treasury Notes	1.375%	04/30/21	10,260	10,087,663
U.S. Treasury Notes	1.625%	03/15/20	1,140	1,144,097
U.S. Treasury Notes	1.625%	04/30/23	4,350	4,226,638
U.S. Treasury Notes	1.750%	03/31/22	2,975	2,947,341
U.S. Treasury Notes	1.875%	02/28/22	750	748,389
U.S. Treasury Notes	2.000%	11/30/22	2,870	2,859,349
U.S. Treasury Notes	2.125%	06/30/21	1,140	1,153,626
U.S. Treasury Notes(hh)	2.125%	09/30/21	5,215	5,268,777
U.S. Treasury Notes	2.125%	06/30/22	930	936,430
U.S. Treasury Notes	2.125%	12/31/22	3,595	3,603,707
U.S. Treasury Notes	2.125%	02/29/24	560	556,981
U.S. Treasury Notes	2.125%	05/15/25	1,880	1,851,653
U.S. Treasury Notes	2.250%	11/15/25	10	9,914
U.S. Treasury Notes	2.250%	02/15/27	275	271,487
U.S. Treasury Notes	2.625%	11/15/20	3,585	3,701,933

TOTAL U.S. TREASURY OBLIGATIONS (cost $46,675,020)				45,865,137

TOTAL LONG-TERM INVESTMENTS (cost $105,090,581)				104,737,265

SHORT-TERM INVESTMENTS — 6.5%
			Shares

AFFILIATED MUTUAL FUNDS — 6.1%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)			6,331,632	6,331,632
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $930,762; includes $926,603 of cash collateral for securities on loan)(b)(w)			930,580	930,767

TOTAL AFFILIATED MUTUAL FUNDS (cost $7,262,394)				7,262,399

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CERTIFICATE OF DEPOSIT — 0.4%
Bank of America NA (cost $500,000)	1.328%(c)	08/16/17	500	$500,391

			Notional Amount (000)#

OPTION PURCHASED* — 0.0%

Call Option
10 Year U.S. Treasury Notes Futures, expiring 05/26/17, Strike Price $125.00 (cost $31,834)			44	30,938

TOTAL SHORT-TERM INVESTMENTS (cost $7,794,228)				7,793,728

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 93.8% (cost $112,884,809)				112,530,993

OPTION WRITTEN* — (0.0)%

Call Option
10 Year U.S. Treasury Notes Futures, expiring 05/26/17, Strike Price $128.00 (premiums received $6,322)			44	(5,500)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 93.8% (cost $112,878,487)				112,525,493
Other assets in excess of liabilities(z) — 6.2%				7,438,540

NET ASSETS — 100.0%				$119,964,033

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $250,000 and 0.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $909,546; cash collateral of $926,603 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(p)	Interest rate not available as of March 31, 2017.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Position:
42	2 Year U.S.Treasury Notes	Jun. 2017	$9,081,435	$9,091,031	$9,596

Short Positions:
346	5 Year U.S.Treasury Notes	Jun. 2017	40,707,094	40,733,391	(26,297)

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Futures contracts outstanding at March 31, 2017 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Short Positions (cont’d.):
11	10 Year U.S. Treasury Notes	Jun. 2017	$1,369,700	$1,370,188	$(488)
21	20 Year U.S. Treasury Bonds	Jun. 2017	3,154,372	3,167,719	(13,347)
5	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	799,390	803,125	(3,735)

					(43,867)

					$(34,271)

Cash of $320,000 and a U.S. Government Agency Obligation with a market value of $267,756 have been segregated with Citigroup Global Markets to cover requirements for open contracts at March 31, 2017.

Interest rate swap agreements outstanding at March 31, 2017:

Notional						Unrealized
Amount	Termination	Fixed	Floating	Value at	Value at	Appreciation
(000)#	Date	Rate	Rate	Trade Date	March 31, 2017	(Depreciation)
Centrally cleared swap agreements:
13,520	09/09/17	0.539%	1 Day USOIS(1)	$312	$28,842	$28,530
11,515	10/18/17	0.607%	1 Day USOIS(1)	160	25,318	25,158
6,435	11/09/17	0.626%	1 Day USOIS(1)	164	16,000	15,836
870	07/11/18	0.947%	3 Month LIBOR(1)	152	5,531	5,379
31,800	10/03/18	1.745%	3 Month LIBOR(2)	—	112,032	112,032
8,480	12/31/18	0.000%	3 Month LIBOR(2)	169	(77,430)	(77,599)
5,020	07/11/19	1.045%	3 Month LIBOR(1)	171	71,401	71,230
4,200	06/03/21	2.105%	3 Month LIBOR(1)	175	(22,260)	(22,435)
1,820	06/15/21	1.105%	3 Month LIBOR(1)	106	63,680	63,574
1,575	10/06/21	2.060%	3 Month LIBOR(1)	—	(3,123)	(3,123)
2,280	05/31/22	2.217%	3 Month LIBOR(1)	162	(16,686)	(16,848)
2,960	07/11/23	1.400%	3 Month LIBOR(2)	171	(134,646)	(134,817)
4,150	09/23/23	2.855%	3 Month LIBOR(1)	183	(166,704)	(166,887)
780	11/12/25	2.263%	3 Month LIBOR(1)	156	3,433	3,277
8,630	05/31/21	1.953%	3 Month LIBOR(2)	121	(2,795)	(2,916)
1,648	05/31/21	1.948%	3 Month LIBOR(2)	157	(847)	(1,004)
1,520	05/31/21	1.849%	3 Month LIBOR(2)	144	(6,851)	(6,995)
2,965	08/31/21	2.015%	3 Month LIBOR(1)	674	3,255	2,581
1,760	08/15/23	1.459%	3 Month LIBOR(1)	81,040	75,630	(5,410)
1,078	11/15/23	2.209%	3 Month LIBOR(1)	156	(1,193)	(1,349)
5	11/15/23	2.217%	3 Month LIBOR(1)	(4)	(8)	(4)

				$84,369	$(27,421)	$(111,790)

Upfront
Notional					Premiums	Unrealized
Amount	Termination	Fixed	Floating	Fair	Paid	Appreciation
(000)#	Date	Rate	Rate	Value	(Received)	(Depreciation)	Counterparty
OTC swap agreement:
44,500	12/31/18	2.808%	3 Month LIBOR(2)	$7,899,189	$—	$7,899,189	JPMorgan Chase

A U.S. Treasury Obligation with a market value of $525,362 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at March 31, 2017.

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$3,187,289	$250,000
Non-Residential Mortgage-Backed Securities	—	10,694,677	—
Commercial Mortgage-Backed Securities	—	12,821,330	—
Corporate Bonds	—	25,763,368	—
Non-Corporate Foreign Agencies	—	2,773,161	—
Sovereign Bond	—	197,238	—
U.S. Government Agency Obligations	—	3,185,065	—
U.S. Treasury Obligations	—	45,865,137	—
Affiliated Mutual Funds	7,262,399	—	—
Certificate of Deposit	—	500,391	—
Option Purchased	30,938	—	—
Option Written	(5,500)	—	—
Other Financial Instruments*
Futures Contracts	(34,271)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(111,790)	—
OTC Interest Rate Swap Agreement	—	7,899,189	—

Total	$7,253,566	$112,775,055	$250,000

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Interest rate contracts	$7,778,566

AST BOND PORTFOLIO 2019

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 74.3%

ASSET-BACKED SECURITIES — 13.3%

Collateralized Loan Obligations — 1.3%
AIMCO CLO (Cayman Islands), Series 2014-AA, Class A, 144A	2.570%(c)	07/20/26	250	$250,491
Flagship Ltd. (Cayman Islands), Series 2013-7A, Class A1, 144A	2.500%(c)	01/20/26	250	250,011
MP CLO III Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	2.210%(c)	04/20/25	250	249,886

				750,388

Non-Residential Mortgage-Backed Securities — 12.0%
Ally Master Owner Trust, Series 2017-1, Class A .	1.177%(c)	02/15/21	200	200,413
American Express Credit Account Master Trust, Series 2013-2, Class B	1.612%(c)	05/17/21	200	201,283
American Express Credit Account Master Trust, Series 2014-1, Class A	1.282%(c)	12/15/21	500	502,494
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	1.712%(c)	05/15/20	600	601,486
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2B	1.597%(c)	06/10/19	81	80,945
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B	1.547%(c)	10/08/19	182	182,815
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 144A	2.100%	03/20/19	500	501,266
BA Credit Card Trust, Series 2014-A3, Class A.	1.202%(c)	01/15/20	300	300,276
BA Credit Card Trust, Series 2015-A1, Class A.	1.242%(c)	06/15/20	200	200,395
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%	03/15/19	116	115,734
CarMax Auto Owner Trust, Series 2016-3, Class A2	1.170%	08/15/19	554	553,372
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1	1.750%	11/19/21	600	599,019
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%	02/22/21	113	112,687
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%	09/20/21	167	167,350
Ford Credit Floorplan Master Owner Trust, Series 2016-4, Class A	1.442%(c)	07/15/20	300	300,908
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A(g)	1.412%(c)	05/15/20	200	200,555
Hertz Vehicle Financing LLC, Series 2016-3A, Class A, 144A	2.270%	07/25/20	300	297,701
Hyundai Auto Lease Securitization Trust, Series 2017-A, Class A2B, 144A	1.212%(c)	07/15/19	300	300,309
Nissan Auto Lease Trust, Series 2015-B, Class A2A	1.180%	12/15/17	94	94,251
Nissan Master Owner Trust Receivables, Series 2016-A, Class A1	1.552%(c)	06/15/21	300	302,243
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%	11/15/20	200	200,280
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	1.328%(c)	07/22/19	300	300,044

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Wells Fargo Dealer Floorplan Master Note Trust, Series 2014-2, Class A	1.428%(c)	10/20/19	400	$400,269

				6,716,095

TOTAL ASSET-BACKED SECURITIES (cost $7,460,632)				7,466,483

COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.9%
CD Mortgage Trust, Series 2007-CD5, Class A1A.	5.800%(c)	11/15/44	343	346,475
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.101%(c)	12/10/49	565	572,269
Commercial Mortgage Trust, Series 2013-CR6, Class A2	2.122%	03/10/46	900	903,661
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%	06/10/46	1,600	1,612,711
Commercial Mortgage Trust, Series 2015-CR24, Class A3	3.214%	08/10/48	600	607,039
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A1	2.331%	05/25/25	356	352,440
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class A2	3.531%	06/25/20	145	151,325
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%	07/15/48	500	507,290
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%	12/15/47	900	902,492
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%	05/10/63	620	632,159
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%	01/10/45	1	527
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	6.053%(c)	02/15/51	74	73,981

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $6,729,327)				6,662,369

CORPORATE BONDS — 22.0%

Agriculture — 0.3%
Altria Group, Inc., Gtd. Notes	9.250%	08/06/19	150	174,249

Auto Manufacturers — 1.1%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.300%	01/06/20	200	200,453
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%	01/16/18	240	241,037
General Motors Financial Co., Inc., Gtd. Notes	2.400%	05/09/19	150	150,323

				591,813

Banks — 7.1%
Bank of America Corp., Sr. Unsec’d. Notes	2.600%	01/15/19	250	252,603
Bank of America Corp., Sr. Unsec’d. Notes	3.300%	01/11/23	295	296,831
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%	01/14/22	300	321,051
Discover Bank, Sr. Unsec’d. Notes	2.000%	02/21/18	740	740,623
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	300	337,464
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%	03/15/20	35	37,943
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.000%	03/30/22	200	209,465

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%	09/23/22	275	$280,019
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%	04/23/19	175	190,095
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%	02/25/23	150	154,906
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%	07/28/21	205	227,335
PNC Bank NA, Sub. Notes	2.950%	01/30/23	250	250,956
Wachovia Corp., Gtd. Notes, MTN	5.750%	02/01/18	675	696,212

				3,995,503

Biotechnology — 0.2%
Biogen, Inc., Sr. Unsec’d. Notes	2.900%	09/15/20	100	101,786

Chemicals — 1.2%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	45	45,122
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	225	244,955
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	350	368,626

				658,703

Computers — 1.8%
Apple, Inc., Sr. Unsec’d. Notes	1.000%	05/03/18	760	757,702
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450%(c)	10/05/17	220	220,642
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%(c)	10/05/18	40	40,482

				1,018,826

Electric — 0.6%
Duke Energy Progress LLC, First Mortgage Bonds	5.300%	01/15/19	100	106,282
Emera US Finance LP (Canada), Gtd. Notes	2.150%	06/15/19	150	149,955
Southern Power Co., Sr. Unsec’d. Notes	1.950%	12/15/19	100	99,264

				355,501

Electronics — 0.1%
Fortive Corp., Sr. Unsec’d. Notes, 144A	1.800%	06/15/19	80	79,502

Forest Products & Paper — 0.4%
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18	200	214,275

Gas — 0.2%
Atmos Energy Corp., Sr. Unsec’d. Notes	8.500%	03/15/19	125	140,414

Hand/Machine Tools — 0.4%
Stanley Black & Decker, Inc., Sub. Notes	1.622%	11/17/18	225	224,198

Healthcare-Products — 0.3%
Abbott Laboratories, Sr. Unsec’d. Notes	2.350%	11/22/19	150	150,622

Healthcare-Services — 0.1%
Anthem, Inc., Sr. Unsec’d. Notes	2.250%	08/15/19	70	70,254

Insurance — 1.3%
American International Group, Inc., Sr. Unsec’d. Notes	2.300%	07/16/19	230	230,850
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	60	61,909
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	190	209,788

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	200	$200,305

				702,852

Machinery-Diversified — 0.1%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	60	65,140

Media — 0.2%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	130	130,294

Miscellaneous Manufacturing — 0.3%
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.000%	08/07/19	150	164,765

Multi-National — 0.4%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	240	239,399

Oil & Gas — 1.6%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	2.237%	05/10/19	200	201,243
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.700%	10/15/19	50	53,999
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150%	06/15/19	125	135,389
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%	06/01/18	350	368,392
Valero Energy Corp., Sr. Unsec’d. Notes	9.375%	03/15/19	125	142,126

				901,149

Packaging & Containers — 0.3%
Bemis Co, Inc., Sr. Unsec’d. Notes	6.800%	08/01/19	150	165,732

Pharmaceuticals — 0.5%
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	1.900%	09/23/19	300	297,838

Pipelines — 0.5%
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	250	263,780

Real Estate Investment Trusts (REITs) — 0.3%
DDR Corp., Sr. Unsec’d. Notes	4.750%	04/15/18	150	153,399

Retail — 1.3%
CVS Health Corp., Sr. Unsec’d. Notes	2.250%	08/12/19	420	422,832
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.125%	02/01/19	305	319,381

				742,213

Software — 0.3%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.850%	10/15/18	150	152,071

Telecommunications — 1.1%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	110	114,445
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	2.946%	03/15/22	526	523,906

				638,351

TOTAL CORPORATE BONDS (cost $12,251,091)				12,392,629

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

NON-CORPORATE FOREIGN AGENCIES — 3.4%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN, RegS	2.000%	03/18/19	250	$250,998
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, MTN, 144A	1.250%	03/12/18	300	299,330
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, MTN, 144A	1.000%	01/22/18	200	199,037
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN, 144A	2.250%	01/30/19	250	250,966
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	402	400,816
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	2.250%	08/07/17	200	200,381
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.500%	08/22/17	200	201,426
Statoil ASA (Norway), Gtd. Notes	5.250%	04/15/19	100	106,593

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $1,902,938)				1,909,547

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.3%
Federal National Mortgage Assoc	1.500%	11/30/20	735	728,892
Israel Government USAID Bond, Gtd. Notes	5.500%	09/18/23	1,445	1,711,666

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $2,470,581)				2,440,558

U.S. TREASURY OBLIGATIONS — 19.4%
U.S. Treasury Bonds	2.500%	02/15/45	240	215,653
U.S. Treasury Bonds	2.500%	05/15/46	85	76,125
U.S. Treasury Bonds	2.750%	11/15/42	165	157,104
U.S. Treasury Bonds	2.875%	11/15/46	190	184,352
U.S. Treasury Bonds	3.000%	11/15/44	105	104,520
U.S. Treasury Bonds(hh)(k)	3.000%	05/15/45	1,220	1,212,900
U.S. Treasury Bonds	4.250%	11/15/40	355	433,294
U.S. Treasury Bonds	4.750%	02/15/41	265	346,933
U.S. Treasury Notes	0.875%	10/15/17	10	9,996
U.S. Treasury Notes	1.000%	11/15/19	60	59,339
U.S. Treasury Notes	1.625%	03/15/20	895	898,217
U.S. Treasury Notes	1.625%	06/30/20	130	130,107
U.S. Treasury Notes(hh)	1.625%	04/30/23	1,255	1,219,409
U.S. Treasury Notes	1.875%	02/28/22	370	369,205
U.S. Treasury Notes	2.000%	11/30/22	335	333,757
U.S. Treasury Notes	2.125%	09/30/21	2,790	2,818,770
U.S. Treasury Notes	2.125%	12/31/22	1,980	1,984,796
U.S. Treasury Notes	2.125%	02/29/24	150	149,191
U.S. Treasury Notes	2.250%	11/15/25	205	203,230

TOTAL U.S. TREASURY OBLIGATIONS (cost $11,193,216)				10,906,898

TOTAL LONG-TERM INVESTMENTS (cost $42,007,785)				41,778,484

			Shares

SHORT-TERM INVESTMENTS — 11.2%

AFFILIATED MUTUAL FUNDS — 11.2%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)			6,270,105	6,270,105

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund(w)	23	$23

TOTAL AFFILIATED MUTUAL FUNDS (cost $6,270,128)		6,270,128

	Notional Amount (000)#
OPTION PURCHASED* — 0.0%

Call Option
10 Year U.S. Treasury Notes Futures, expiring 05/26/17, Strike Price $125.00 (cost $15,165)	21	14,766

TOTAL SHORT-TERM INVESTMENTS (cost $6,285,293)		6,284,894

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 85.5%
(cost $48,293,078)		48,063,378

OPTION WRITTEN* — (0.0)%

Call Option
10 Year U.S. Treasury Notes Futures, expiring 05/26/17, Strike Price $128.00 (premiums received $3,007)	21	(2,625)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 85.5% (cost $48,290,071)		48,060,753

Other assets in excess of liabilities(z) — 14.5%		8,174,805

NET ASSETS — 100.0%		$56,235,558

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $200,555 is approximately 0.4% of net assets.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
12	2 Year U.S. Treasury Notes	Jun. 2017	$2,593,408	$ 2,597,438	$ 4,030
69	10 Year U.S. Treasury Notes	Jun. 2017	8,570,881	8,594,812	23,931

					27,961

Short Positions:
186	5 Year U.S. Treasury Notes	Jun. 2017	21,876,448	21,897,141	(20,693)
7	20 Year U.S. Treasury Bonds	Jun. 2017	1,051,473	1,055,906	(4,433)

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Futures contracts outstanding at March 31, 2017 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Short Positions (cont’d.):
10	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	$1,598,788	$1,606,250	$(7,462)

					(32,588)
					$(4,627)

A U.S. Treasury Obligation with a market value of $198,836 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at March 31, 2017.

Interest rate swap agreements outstanding at March 31, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
6,455	09/09/17	0.539%	1 Day USOIS(1)	$306	$13,770	$13,464
5,485	10/18/17	0.607%	1 Day USOIS(1)	155	12,060	11,905
3,110	11/09/17	0.626%	1 Day USOIS(1)	157	7,733	7,576
2,100	12/11/17	0.734%	3 Month LIBOR(1)	1,905	8,228	6,323
3,500	01/15/18	0.915%	3 Month LIBOR(1)	(6,912)	11,484	18,396
340	07/11/18	0.947%	3 Month LIBOR(1)	151	2,161	2,010
1,500	08/22/18	1.665%	3 Month LIBOR(1)	7,052	(3,988)	(11,040)
1,950	09/18/18	1.724%	3 Month LIBOR(1)	159	(6,242)	(6,401)
6,200	10/16/19	1.834%	3 Month LIBOR(1)	178	(16,273)	(16,451)
10,600	12/28/19	0.000%	3 Month LIBOR(1)	(5,192,807)	(4,926,295)	266,512
79,000	12/31/19	0.000%	3 Month LIBOR(2)	473	7,092,853	7,092,380
13,905	12/31/19	3.018%	3 Month LIBOR(1)	—	(2,911,932)	(2,911,932)
670	12/31/19	0.000%	3 Month LIBOR(1)	153	(65,926)	(66,079)
1,900	04/16/20	1.359%	3 Month LIBOR(1)	1,598	26,327	24,729
900	04/18/20	1.346%	3 Month LIBOR(1)	770	12,901	12,131
7,700	07/02/20	2.143%	3 Month LIBOR(1)	—	(71,576)	(71,576)
1,565	09/15/20	1.583%	3 Month LIBOR(1)	—	15,697	15,697
460	10/01/20	2.523%	3 Month LIBOR(1)	—	(9,946)	(9,946)
3,850	10/22/20	2.113%	3 Month LIBOR(1)	173	(29,056)	(29,229)
930	06/15/21	1.105%	3 Month LIBOR(1)	117	32,540	32,423
8,250	09/23/23	2.855%	3 Month LIBOR(1)	216	(331,400)	(331,616)
380	11/12/25	2.263%	3 Month LIBOR(1)	153	1,672	1,519
2,550	05/31/21	1.953%	3 Month LIBOR(2)	61	(826)	(887)
825	05/31/21	1.849%	3 Month LIBOR(2)	153	(3,718)	(3,871)
824	05/31/21	1.948%	3 Month LIBOR(2)	153	(424)	(577)
1,425	08/31/21	2.015%	3 Month LIBOR(1)	413	1,564	1,151
850	08/15/23	1.459%	3 Month LIBOR(1)	39,171	36,526	(2,645)
479	11/15/23	2.209%	3 Month LIBOR(1)	153	(530)	(683)

				$(5,145,899)	$(1,102,616)	$4,043,283

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
10,965	12/31/19	3.538%	3 Month LIBOR(2)	$3,119,401	$—	$3,119,401	JPMorgan Chase
10,600	12/31/19	4.137%	3 Month LIBOR(2)	4,914,342	—	4,914,342	JPMorgan Chase

				$8,033,743	$—	$8,033,743

U.S. Treasury Obligations with a combined market value of $1,515,936 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at March 31, 2017.

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 -	unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 -	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$750,388	$—
Non-Residential Mortgage-Backed Securities	—	6,716,095	—
Commercial Mortgage-Backed Securities	—	6,662,369	—
Corporate Bonds	—	12,392,629	—
Non-Corporate Foreign Agencies	—	1,909,547	—
U.S. Government Agency Obligations	—	2,440,558	—
U.S. Treasury Obligations	—	10,906,898	—
Affiliated Mutual Funds	6,270,128	—	—
Option Purchased	14,766	—	—
Option Written	(2,625)	—	—
Other Financial Instruments*
Futures Contracts	(4,627)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	4,043,283	—
OTC Interest Rate Swap Agreements	—	8,033,743	—

Total	$6,277,642	$53,855,510	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Interest rate contracts	$12,084,540

AST BOND PORTFOLIO 2020

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.3%

ASSET-BACKED SECURITIES — 19.1%

Collateralized Loan Obligations — 4.1%
Atrium X (Cayman Islands), Series 10A, Class A, 144A	2.143%(c)	07/16/25	250	$250,230
Avery Point CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.483%(c)	07/17/26	250	250,687
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.318%(c)	10/20/29	250	250,116
Carlyle Global Market Strategies CLO Ltd., Series 2014-2A, Class AR, 144A	2.289%(c)	05/15/25	250	250,407
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.232%(c)	07/15/26	250	249,691
ING Investment Management CLO (Cayman Islands), Series 2013-1A, Class A1, 144A	2.163%(c)	04/15/24	500	500,321
Mountain View CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.304%(c)	10/15/26	250	248,194
OHA Credit Partners Ltd. (Cayman Islands), Series 2013-8A, Class A, 144A	2.150%(c)	04/20/25	250	250,212
Race Point CLO Ltd. (Cayman Islands), Series 2012-7A, Class AR, 144A	2.238%(c)	11/08/24	935	934,834
Tryon Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.143%(c)	07/15/25	250	250,136
Voya CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.354%(c)	04/18/26	500	501,426
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1A, 144A	2.434%(c)	11/07/25	500	500,324

				4,436,578

Non-Residential Mortgage-Backed Securities — 15.0%
Ally Master Owner Trust, Series 2014-4, Class A1	1.312%(c)	06/17/19	700	700,406
Ally Master Owner Trust, Series 2014-5, Class A1	1.402%(c)	10/15/19	600	600,649
American Express Credit Account Master Trust, Series 2014-1, Class A	1.282%(c)	12/15/21	1,000	1,004,988
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	1.712%(c)	05/15/20	400	400,991
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2B	1.597%(c)	06/10/19	162	161,890
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B	1.547%(c)	10/08/19	243	243,753
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%	09/20/19	400	399,940
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%	02/20/21	800	803,090
BA Credit Card Trust, Series 2014-A3, Class A	1.202%(c)	01/15/20	700	700,643
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%	03/15/19	261	260,401
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%	09/20/19	500	510,074
Discover Card Execution Note Trust, Series 2014-A1, Class A1	1.342%(c)	07/15/21	700	703,724
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%	12/15/21	800	806,790
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%	02/22/21	282	281,716
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%	09/20/21	335	334,701

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%	07/20/22	300	$300,287
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%	11/15/25	400	403,317
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%	04/15/26	600	605,076
Ford Credit Floorplan Master Owner Trust, Series 2014-4, Class A2	1.262%(c)	08/15/19	1,000	1,000,742
Ford Credit Floorplan Master Owner Trust, Series 2015-4, Class A2	1.512%(c)	08/15/20	400	401,895
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A(g)	1.412%(c)	05/15/20	400	401,109
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 144A(g)	1.762%(c)	05/17/21	400	403,918
Hertz Vehicle Financing II LP, Series 2015-2A, Class A, 144A	2.020%	09/25/19	400	398,109
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	1.172%(c)	08/16/21	400	400,861
Navient Student Loan Trust, Series 2016-2, Class A1, 144A	1.732%(c)	06/25/65	170	170,604
Nissan Master Owner Trust Receivables, Series 2015-A, Class A1	1.312%(c)	01/15/20	700	701,107
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%	10/15/20	1,200	1,198,708
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%	11/15/20	500	500,700
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	1.328%(c)	07/22/19	600	600,088
Wells Fargo Dealer Floorplan Master Note Trust, Series 2014-2, Class A	1.428%(c)	10/20/19	1,000	1,000,674

				16,400,951

TOTAL ASSET-BACKED SECURITIES (cost $20,807,189)				20,837,529

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.2%
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	1.987%	04/10/46	1,200	1,203,453
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.310%(c)	12/10/49	1,129	1,144,537
Commercial Mortgage Trust, Series 2013-CR6, Class A2	2.122%	03/10/46	700	702,848
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%	06/10/46	2,100	2,116,684
Commercial Mortgage Trust, Series 2015-R24, Class A3	3.214%	08/10/48	1,200	1,214,078
Commercial Mortgage Trust, Series 2015-UBS2, Class A2	2.820%	03/10/47	500	504,510
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A1	2.331%	05/25/25	800	792,990
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class A2	3.230%	07/25/21	90	93,490
GS Mortgage Securities Trust, Series 2014-GC22, Class A1	1.290%	06/10/47	107	106,878
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%	07/15/48	1,000	1,014,581

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM .	5.939%(c)	04/17/45	39	$38,924
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4	5.882%(c)	02/15/51	140	140,233
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%	12/15/47	400	401,108
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A2	2.665%	01/15/46	1,600	1,617,167
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A3	2.592%	04/15/46	400	402,120
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL, 144A	6.114%	07/15/40	500	500,018
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%	12/15/48	91	90,547
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%	05/15/48	1,300	1,325,060
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A2	3.261%	05/15/48	700	723,495
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%	01/10/45	—(r)	158
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%	12/15/45	173	173,368
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%	03/15/47	1,200	1,218,540

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $15,579,513)				15,524,787

CORPORATE BONDS — 27.4%

Airlines — 0.1%
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%	03/13/20	120	120,971

Auto Manufacturers — 0.5%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%	01/15/20	200	229,842
General Motors Financial Co., Inc., Gtd. Notes(a)	2.400%	05/09/19	330	330,710

				560,552

Automobile Manufacturers — 0.4%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.300%	01/06/20	400	400,906

Banks — 8.6%
Bank of America Corp., Sr. Unsec’d. Notes	2.600%	01/15/19	510	515,310
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.625%	07/01/20	650	712,882
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes.	1.969%(c)	06/20/17	675	675,915
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	3.650%	02/04/24	215	223,000
Branch Banking & Trust Co, Sr. Unsec’d. Notes	2.100%	01/15/20	350	350,448
Citigroup, Inc., Sr. Unsec’d. Notes(a)	4.500%	01/14/22	350	374,560
Citigroup, Inc., Sub. Notes	3.875%	03/26/25	355	352,679
Discover Bank, Sr. Unsec’d. Notes	2.000%	02/21/18	300	300,253
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%	04/01/18	300	312,534
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%	03/15/20	980	1,062,395
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%	10/15/20	525	556,757
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%	01/24/22	250	269,424

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.300%	01/30/19	1,425	$1,437,170
Morgan Stanley, Sr. Unsec’d. Notes	5.750%	01/25/21	125	138,757
Morgan Stanley, Sr. Unsec’d. Notes, MTN	2.125%	04/25/18	220	220,840
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%	01/26/20	550	596,729
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, MTN, 144A	1.875%	09/17/18	200	199,993
PNC Bank NA, Sr. Unsec’d. Notes	2.200%	01/28/19	575	578,920
PNC Bank NA, Sub. Notes	3.800%	07/25/23	250	261,475
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes.	2.854%(c)	11/09/22	240	240,107
Wells Fargo & Co., Sr. Unsec’d. Notes	5.625%	12/11/17	25	25,684

				9,405,832

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.000%	04/15/20	185	199,985

Biotechnology — 0.6%
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	170	179,749
Biogen, Inc., Sr. Unsec’d. Notes(a)	2.900%	09/15/20	245	249,376
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400%	12/01/21	250	268,397

				697,522

Chemicals — 0.7%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	536	568,513
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	190	198,026

				766,539

Computers — 1.7%
Apple, Inc., Sr. Unsec’d. Notes	1.000%	05/03/18	430	428,700
Apple, Inc., Sr. Unsec’d. Notes	1.900%	02/07/20	830	832,416
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450%(c)	10/05/17	530	531,547
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%(c)	10/05/18	100	101,205

				1,893,868

Diversified Financial Services — 0.8%
American Express Co., Sr. Unsec’d. Notes	1.550%	05/22/18	410	409,468
American Express Credit Corp., Sr. Unsec’d. Notes	2.125%	07/27/18	475	477,550

				887,018

Electric — 1.2%
Consolidated Edison, Inc., Sr. Unsec’d. Notes	2.000%	03/15/20	380	379,566
Duke Energy Corp., Sr. Unsec’d. Notes	2.100%	06/15/18	250	250,971
Emera US Finance LP (Canada), Gtd. Notes	2.150%	06/15/19	300	299,909
Great Plains Energy, Inc., Sr. Unsec’d. Notes	2.500%	03/09/20	160	160,674
Southern Power Co., Sr. Unsec’d. Notes	1.950%	12/15/19	200	198,528

				1,289,648

Electronics — 0.2%
Fortive Corp., Sr. Unsec’d. Notes, 144A	1.800%	06/15/19	165	163,973

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods — 0.1%
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.000%	10/20/17	85	$85,214

Hand/Machine Tools — 0.4%
Stanley Black & Decker, Inc., Sub. Notes	1.622%	11/17/18	445	443,414

Healthcare-Products — 0.3%
Abbott Laboratories, Sr. Unsec’d. Notes	2.350%	11/22/19	300	301,244

Healthcare-Services — 1.9%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	365	364,727
Anthem, Inc., Sr. Unsec’d. Notes	2.300%	07/15/18	425	426,890
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.875%	10/15/20	1,250	1,318,502

				2,110,119

Insurance — 2.1%
American International Group, Inc., Sr. Unsec’d. Notes	6.400%	12/15/20	570	645,154
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	260	268,273
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125%	04/15/22	350	386,427
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	65	68,264
Lincoln National Corp., Sr. Unsec’d. Notes	6.250%	02/15/20	275	303,102
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	160	162,900
Principal Life Global Funding II, Sec’d. Notes, MTN, 144A	2.150%	01/10/20	450	449,765

				2,283,885

Machinery-Diversified — 0.0%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	25	27,142

Media — 0.1%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	110	110,249

Multi-National — 0.5%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	420	418,949
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	110	108,229

				527,178

Oil & Gas — 1.9%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	2.237%	05/10/19	400	402,485
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.700%	10/15/19	100	108,000
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450%	04/01/20	760	764,353
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150%	06/15/19	250	270,778
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%	06/01/18	240	252,612
Valero Energy Corp., Sr. Unsec’d. Notes	9.375%	03/15/19	250	284,253

				2,082,481

Packaging & Containers — 0.3%
Bemis Co, Inc., Sr. Unsec’d. Notes	6.800%	08/01/19	250	276,220

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Paper — 0.4%
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18	400	$428,550

Pharmaceuticals — 1.3%
Merck & Co., Inc., Sr. Unsec’d. Notes	1.300%	05/18/18	475	474,872
Pfizer, Inc., Sr. Unsec’d. Notes	1.500%	06/15/18	400	400,766
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	1.900%	09/23/19	580	575,820

				1,451,458

Pipelines — 0.2%
DCP Midstream Operating LP, Gtd. Notes, 144A	5.350%	03/15/20	25	25,875
Kinder Morgan Energy Partners LP, Gtd. Notes	2.650%	02/01/19	140	141,325
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	50	52,756

				219,956

Real Estate Investment Trusts (REITs) — 0.3%
DDR Corp., Sr. Unsec’d. Notes	4.750%	04/15/18	275	281,232

Software — 1.3%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.850%	10/15/18	300	304,142
Microsoft Corp., Sr. Unsec’d. Notes	1.850%	02/06/20	590	591,830
Oracle Corp., Sr. Unsec’d. Notes(a)	1.900%	09/15/21	480	471,658

				1,367,630

Telecommunications — 0.7%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	25	26,010
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	2.946%	03/15/22	751	748,010

				774,020

Transportation — 0.6%
United Parcel Service, Inc., Sr. Unsec’d. Notes(a)	5.125%	04/01/19	600	641,154

TOTAL CORPORATE BONDS (cost $29,523,140)				29,797,960

NON-CORPORATE FOREIGN AGENCIES — 2.2%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN, RegS	2.000%	03/18/19	500	501,995
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, MTN, 144A	1.250%	03/12/18	600	598,661
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, MTN, 144A	1.000%	01/22/18	600	597,114
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN, 144A	2.250%	01/30/19	250	250,966
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.500%	08/22/17	200	201,426
SingTel Group Treasury Pte Ltd. (Singapore), Gtd. Notes, EMTN, RegS	4.500%	09/08/21	200	215,127

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $2,365,268)				2,365,289

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BOND — 0.2%
Kingdom of Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A, RegS (cost $199,700)	1.125%	08/03/19	200	$197,238

U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.4%
Federal Home Loan Banks(hh)	1.000%	06/21/17	3,000	3,001,104
Federal Home Loan Mortgage Corp.	2.375%	01/13/22	60	61,085
Federal National Mortgage Assoc.(hh)	0.875%	05/21/18	1,005	1,001,571
Federal National Mortgage Assoc.	1.125%	07/20/18	805	804,494
Federal National Mortgage Assoc.	1.500%	11/30/20	3,825	3,793,214
Federal National Mortgage Assoc.	1.625%	01/21/20	1,445	1,447,665
Federal National Mortgage Assoc.(k)	5.375%	06/12/17	740	746,368
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%	09/18/23	5,011	5,935,750

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $16,747,397)				16,791,251

U.S. TREASURY OBLIGATIONS — 20.8%
U.S. Treasury Bonds	2.500%	02/15/45	575	516,669
U.S. Treasury Bonds	2.500%	05/15/46	655	586,609
U.S. Treasury Bonds	2.750%	11/15/42	625	595,092
U.S. Treasury Bonds	2.875%	05/15/43	385	374,849
U.S. Treasury Bonds(a)	2.875%	11/15/46	365	354,150
U.S. Treasury Bonds	3.000%	11/15/44	270	268,766
U.S. Treasury Bonds	3.000%	05/15/45	600	596,508
U.S. Treasury Bonds	4.250%	11/15/40	635	775,047
U.S. Treasury Bonds	4.750%	02/15/41	670	877,151
U.S. Treasury Bonds	8.125%	08/15/21	70	88,350
U.S. Treasury Notes	0.750%	07/31/18	15	14,921
U.S. Treasury Notes	1.375%	04/30/21	1,860	1,828,758
U.S. Treasury Notes	1.625%	04/30/23	3,825	3,716,527
U.S. Treasury Notes	1.750%	03/31/22	745	738,074
U.S. Treasury Notes	1.875%	02/28/22	315	314,323
U.S. Treasury Notes	2.000%	10/31/21	740	743,382
U.S. Treasury Notes	2.000%	11/30/22	2,740	2,729,832
U.S. Treasury Notes	2.125%	09/30/21	6,800	6,870,122
U.S. Treasury Notes	2.125%	02/29/24	310	308,329
U.S. Treasury Notes	2.125%	05/15/25	260	256,080
U.S. Treasury Notes	2.250%	02/15/27	60	59,234
U.S. Treasury Strips Coupon	2.783%(s)	02/15/25	35	28,932

TOTAL U.S. TREASURY OBLIGATIONS (cost $23,223,368)				22,641,705

TOTAL LONG-TERM INVESTMENTS (cost $108,445,575)				108,155,759

			Shares
SHORT-TERM INVESTMENTS — 1.8%

AFFILIATED MUTUAL FUNDS — 1.8%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)			265,671	265,671
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $1,664,651; includes $1,660,222 of cash collateral for securities on loan)(b)(w)			1,664,319	1,664,652

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,930,322)				1,930,323

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Notional Amount (000)#	Value

OPTION PURCHASED* — 0.0%

Call Option
10 Year U.S. Treasury Notes Futures, expiring 05/26/17, Strike Price $125.00 (cost $30,331)	42	$29,531

TOTAL SHORT-TERM INVESTMENTS (cost $1,960,653)		1,959,854

TOTAL INVESTMENTS, BERFORE OPTION WRITTEN — 101.1% (cost $110,406,228)		110,115,613

OPTION WRITTEN* — (0.0)%

Call Option
10 Year U.S. Treasury Notes Futures,expiring 05/26/17, Strike Price $128.00 (premiums received $6,013)	42	(5,250)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 101.1% (cost $110,400,215)		110,110,363

Liabilities in excess of other assets(z) — (1.1)%		(1,211,490)

NET ASSETS — 100.0%		$108,898,873

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,628,361; cash collateral of $1,660,222 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $805,027 is approximately 0.7% of net assets.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
11	2 Year U.S. Treasury Notes	Jun. 2017	$2,376,187	$2,380,984	$4,797
64	10 Year U.S. Treasury Notes	Jun. 2017	7,940,592	7,972,000	31,408

					36,205

Short Positions:
331	5 Year U.S. Treasury Notes	Jun. 2017	38,888,540	38,967,492	(78,952)
16	20 Year U.S. Treasury Bonds	Jun. 2017	2,403,583	2,413,500	(9,917)
11	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	1,758,099	1,766,875	(8,776)

					(97,645)

					$(61,440)

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

A U.S. Government Agency Obligation with a market value of $423,614 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at March 31, 2017.

Interest rate swap agreements outstanding at March 31, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
13,015	09/09/17	0.539%	1 Day USOIS(1)	$312	$27,765	$27,453
10,795	10/18/17	0.607%	1 Day USOIS(1)	160	23,735	23,575
6,170	11/09/17	0.626%	1 Day USOIS(1)	164	15,341	15,177
1,556	06/10/18	1.205%	3 Month LIBOR(1)	—	4,115	4,115
90	07/11/18	0.947%	3 Month LIBOR(1)	150	572	422
3,167	08/02/18	1.614%	3 Month LIBOR(1)	(64,080)	(6,348)	57,732
200	08/16/18	1.641%	3 Month LIBOR(1)	(3,857)	(471)	3,386
1,700	09/16/18	1.861%	3 Month LIBOR(1)	158	(8,861)	(9,019)
5,350	09/19/18	1.781%	3 Month LIBOR(1)	(110,648)	(21,607)	89,041
9,150	09/23/18	1.613%	3 Month LIBOR(1)	191	(14,175)	(14,366)
8,850	10/25/18	1.434%	3 Month LIBOR(1)	190	11,911	11,721
14,850	06/03/19	1.614%	3 Month LIBOR(1)	110	13,139	13,029
10,000	06/17/20	1.843%	3 Month LIBOR(2)	195	(446)	(641)
4,900	06/17/20	1.836%	3 Month LIBOR(2)	—	(1,253)	(1,253)
2,500	06/20/20	1.818%	3 Month LIBOR(2)	—	(2,233)	(2,233)
2,400	07/29/20	2.205%	3 Month LIBOR(2)	—	26,908	26,908
8,150	08/06/20	2.341%	3 Month LIBOR(2)	—	126,947	126,947
4,150	08/20/20	2.368%	3 Month LIBOR(2)	175	68,382	68,207
7,550	08/21/20	2.440%	3 Month LIBOR(2)	163	142,353	142,190
10,300	08/22/20	2.410%	3 Month LIBOR(2)	212	184,040	183,828
37,000	09/03/20	1.599%	3 Month LIBOR(2)	300	(348,906)	(349,206)
2,250	12/10/20	2.275%	3 Month LIBOR(2)	164	29,179	29,015
20,750	12/31/20	0.000%	3 Month LIBOR(2)	235	(531,866)	(532,101)
5,900	12/31/20	0.000%	3 Month LIBOR(2)	174	1,229,591	1,229,417
4,785	01/06/21	1.750%	3 Month LIBOR(2)	169	(30,033)	(30,202)
27,370	01/08/21	1.683%	3 Month LIBOR(2)	556,636	(239,503)	(796,139)
1,820	06/15/21	1.105%	3 Month LIBOR(1)	106	63,680	63,574
12,810	05/31/22	2.200%	3 Month LIBOR(1)	(14,419)	(83,057)	(68,638)
1,775	08/31/22	1.745%	3 Month LIBOR(1)	160	31,561	31,401
550	05/29/23	2.150%	3 Month LIBOR(2)	—	(569)	(569)
4,500	06/02/24	2.533%	3 Month LIBOR(1)	186	(86,283)	(86,469)
1,990	04/08/25	2.020%	3 Month LIBOR(1)	166	42,050	41,884
840	11/12/25	2.263%	3 Month LIBOR(1)	156	3,697	3,541
3,430	01/08/26	2.210%	3 Month LIBOR(1)	90	32,619	32,529
1,648	05/31/21	1.948%	3 Month LIBOR(2)	157	(847)	(1,004)
1,525	05/31/21	1.849%	3 Month LIBOR(2)	135	(6,874)	(7,009)
4,265	08/31/21	2.015%	3 Month LIBOR(1)	1,343	4,682	3,339
1,650	08/15/23	1.459%	3 Month LIBOR(1)	76,170	70,903	(5,267)
1,078	11/15/23	2.209%	3 Month LIBOR(1)	156	(1,193)	(1,349)
5	11/15/23	2.217%	3 Month LIBOR(1)	(4)	(8)	(4)

				$445,675	$768,637	$322,962

U.S. Government Agency Obligations with a combined market value of $1,668,914 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at March 31, 2017.

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 -	unadjusted quoted prices generally in active markets for identical securities.

Level 2 -	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 -	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$4,436,578	$—
Non-Residential Mortgage-Backed Securities	—	16,400,951	—
Commercial Mortgage-Backed Securities	—	15,524,787	—
Corporate Bonds	—	29,797,960	—
Non-Corporate Foreign Agencies	—	2,365,289	—
Sovereign Bond	—	197,238	—
U.S. Government Agency Obligations	—	16,791,251	—
U.S. Treasury Obligations	—	22,641,705	—
Affiliated Mutual Funds	1,930,323	—	—
Option Purchased	29,531	—	—
Option Written	(5,250)	—	—
Other Financial Instruments*
Futures Contracts	(61,440)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	322,962	—

Total	$1,893,164	$108,478,721	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1 Level 2, and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Interest rate contracts	$285,803

AST BOND PORTFOLIO 2021

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.5%

ASSET-BACKED SECURITIES — 21.0%

Collateralized Loan Obligations — 4.5%
Atrium X (Cayman Islands), Series 10A, Class A, 144A	2.143%	(c)	07/16/25	500	$500,459
Ballyrock CLO LLC (Cayman Islands), Series 2013-1A, Class A, 144A	2.232%	(c)	05/20/25	750	750,027
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.173%	(c)	04/17/25	250	250,214
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.318%	(c)	10/20/29	250	250,116
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 144A	2.289%	(c)	05/15/25	500	500,813
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.232%	(c)	07/15/26	250	249,691
Flagship CLO Ltd. (Cayman Islands), Series 2014-8A, Class AR, 144A	2.085%	(c)	01/16/26	250	250,074
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.339%	(c)	05/15/26	250	249,986
OHA Credit Partners Ltd. (Cayman Islands), Series 2013-8A, Class A, 144A	2.150%	(c)	04/20/25	500	500,423
Race Point CLO Ltd. (Cayman Islands), Series 2012-7A, Class AR, 144A	2.238%	(c)	11/08/24	1,589	1,589,218
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.073%	(c)	04/15/25	250	249,984
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.163%	(c)	04/15/24	1,000	1,000,642
Voya CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.354%	(c)	04/18/26	750	752,139
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1A, 144A	2.434%	(c)	11/07/25	750	750,487

					7,844,273

Non-Residential Mortgage-Backed Securities — 16.5%
Ally Master Owner Trust, Series 2014-4, Class A1	1.312%	(c)	06/17/19	800	800,464
Ally Master Owner Trust, Series 2014-5, Class A1	1.402%	(c)	10/15/19	800	800,865
American Express Credit Account Master Trust, Series 2013-1, Class A	1.332%	(c)	02/16/21	1,000	1,003,147
American Express Credit Account Master Trust, Series 2013-2, Class B	1.612%	(c)	05/17/21	600	603,848
American Express Credit Account Master Trust, Series 2014-1, Class A	1.282%	(c)	12/15/21	800	803,990
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	1.712%	(c)	05/15/20	600	601,486
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2B	1.597%	(c)	06/10/19	323	323,780
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B	1.547%	(c)	10/08/19	486	487,507
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	900	903,477
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	1,000	999,330
BA Credit Card Trust, Series 2014-A3, Class A	1.202%	(c)	01/15/20	500	500,459
BA Credit Card Trust, Series 2015-A1, Class A	1.242%	(c)	06/15/20	1,100	1,102,171

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%	03/15/19	405	$405,068
Chase Issuance Trust, Series 2016-A1, Class A	1.322%(c)	05/17/21	2,200	2,212,136
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%	09/20/19	1,040	1,060,955
Discover Card Execution Note Trust, Series 2014-A1, Class A1	1.342%(c)	07/15/21	1,100	1,105,852
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%	12/15/21	900	907,639
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%	02/22/21	845	845,149
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%	09/20/21	502	502,051
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%	07/20/22	600	600,575
Ford Credit Auto Owner Trust, Series 2013-A, Class B	1.150%	07/15/18	262	261,523
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%	11/15/25	300	302,488
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%	04/15/26	700	705,922
Ford Credit Floorplan Master Owner Trust, Series 2016-4, Class A	1.442%(c)	07/15/20	700	702,119
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A(g)	1.412%(c)	05/15/20	600	601,664
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 144A(g)	1.762%(c)	05/17/21	700	706,856
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 144A	2.670%	09/25/21	500	495,662
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	1.172%(c)	08/16/21	600	601,291
Navient Student Loan Trust, Series 2016-2, Class A1, 144A	1.732%(c)	06/25/65	283	284,339
Nissan Master Owner Trust Receivables, Series 2015-A, Class A1	1.312%(c)	01/15/20	1,100	1,101,740
Nissan Master Owner Trust Receivables, Series 2016-A, Class A1	1.552%(c)	06/15/21	900	906,730
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%	10/15/20	2,000	1,997,846
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%	11/15/20	800	801,121
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	1.328%(c)	07/22/19	800	800,118
Wells Fargo Dealer Floorplan Master Note Trust, Series 2014-2, Class A	1.428%(c)	10/20/19	1,600	1,601,078

				28,440,446

TOTAL ASSET-BACKED SECURITIES (cost $36,201,091)				36,284,719

COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.4%
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A2	2.790%	03/10/47	683	693,124
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A2	2.904%	05/10/47	900	917,024
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.101%(c)	12/10/49	1,957	1,983,864

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, Series 2014-CR19, Class A4	3.532%	08/10/47	1,000	$1,030,333
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%	08/10/47	1,480	1,508,630
Commercial Mortgage Trust, Series 2015-CR24, Class A3	3.214%	08/10/48	1,900	1,922,291
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.359%	10/10/48	1,400	1,411,236
Commercial Mortgage Trust, Series 2015-DC1, Class A2	2.870%	02/10/48	1,245	1,263,309
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A1	2.331%	05/25/25	1,334	1,321,649
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%	01/25/26	2,200	2,180,143
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%	03/25/26	2,200	2,164,025
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A	5.483%(c)	12/10/49	525	524,669
GS Mortgage Securities Trust, Series 2013-GC10, Class A2	1.840%	02/10/46	590	590,326
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%	01/10/47	765	773,168
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%	07/10/48	2,200	2,252,268
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3	3.669%	04/15/47	1,140	1,181,891
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%	08/15/47	300	307,660
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%	12/15/47	1,820	1,825,039
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%(c)	07/15/40	1,000	1,013,015
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%	12/15/48	136	135,820
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%	05/15/48	2,200	2,242,410
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A2	1.852%	08/10/49	180	180,168
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%	01/10/45	1	1,055
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%	12/15/45	863	866,840

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $28,720,635)				28,289,957

CORPORATE BONDS — 20.5%

Banks — 6.2%
Bank of America Corp., Sr. Unsec’d. Notes	5.875%	01/05/21	1,455	1,624,669
Bank of America Corp., Sub. Notes, MTN	4.000%	01/22/25	505	504,468
Capital One NA, Sr. Unsec’d. Notes	2.250%	09/13/21	410	401,162
Citigroup, Inc., Sr. Unsec’d. Notes	2.700%	03/30/21	520	520,620
Discover Bank, Sr. Unsec’d. Notes	2.000%	02/21/18	1,000	1,000,842
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%	07/27/21	400	438,766
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%	03/15/20	340	368,586

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%	07/08/24	505	$517,287
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.750%	06/23/20	670	678,738
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	3.625%	05/13/24	600	613,617
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%	10/15/20	315	334,054
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%	08/15/21	400	428,085
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.700%	10/23/24	625	633,982
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%	01/26/20	825	895,094
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, MTN, 144A	1.875%	09/17/18	240	239,992
PNC Bank NA, Sr. Unsec’d. Notes	2.250%	07/02/19	575	579,210
PNC Bank NA, Sr. Unsec’d. Notes	3.300%	10/30/24	375	380,078
U.S. Bancorp, Sr. Unsec’d. Notes, MTN	2.200%	04/25/19	550	554,394

				10,713,644

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.000%	04/15/20	350	378,350

Biotechnology — 1.6%
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/22/24	1,000	1,024,818
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	600	634,408
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%	04/01/24	1,100	1,129,944

				2,789,170

Chemicals — 0.7%
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	1,150	1,198,579

Commercial Services — 0.2%
ERAC USA Finance LLC, Gtd. Notes, 144A(g)	6.375%	10/15/17	275	281,518

Computers — 1.1%
Apple, Inc., Sr. Unsec’d. Notes	3.000%	02/09/24	750	756,442
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450%(c)	10/05/17	900	902,626
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%(c)	10/05/18	170	172,048

				1,831,116

Diversified Financial Services — 0.8%
American Express Credit Corp., Sr. Unsec’d. Notes, GMTN(a)	2.250%	08/15/19	1,030	1,038,121
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	2.342%	11/15/20	274	275,185

				1,313,306

Electric — 0.4%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	400	426,684
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.000%	03/01/19	300	321,445

				748,129

Food — 0.2%
Kraft Heinz Foods Co., Gtd. Notes	5.375%	02/10/20	379	411,766

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services — 1.6%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	400	$424,119
Anthem, Inc., Sr. Unsec’d. Notes	2.250%	08/15/19	195	195,708
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	2.875%	09/29/21	1,615	1,645,622
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	400	433,348

				2,698,797

Insurance — 0.5%
American International Group, Inc., Sr. Unsec’d. Notes	4.125%	02/15/24	850	871,903

Machinery-Diversified — 0.7%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%	10/15/21	195	199,971
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%	07/12/21	400	423,016
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	570	618,827

				1,241,814

Miscellaneous Manufacturing — 0.1%
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.000%	08/07/19	95	104,351
General Electric Co., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	35	38,418

				142,769

Multi-National — 0.5%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	710	708,223
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	185	182,022

				890,245

Oil & Gas — 0.5%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.846%	05/05/17	190	190,092
Nabors Industries, Inc., Gtd. Notes	5.000%	09/15/20	725	749,922

				940,014

Pipelines — 1.0%
Enterprise Products Operating LLC, Gtd. Notes	2.550%	10/15/19	220	221,857
Enterprise Products Operating LLC, Gtd. Notes	3.750%	02/15/25	725	729,135
Enterprise Products Operating LLC, Gtd. Notes	5.200%	09/01/20	285	310,425
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	475	501,182

				1,762,599

Retail — 1.6%
CVS Health Corp., Sr. Unsec’d. Notes(a)	2.250%	08/12/19	1,005	1,011,777
CVS Health Corp., Sr. Unsec’d. Notes	3.375%	08/12/24	500	500,612
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)	3.300%	04/22/24	625	649,003
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)	4.250%	04/15/21	585	633,963

				2,795,355

Software — 0.7%
Oracle Corp., Sr. Unsec’d. Notes(a)	1.900%	09/15/21	550	540,441

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Software (cont’d.)
Oracle Corp., Sr. Unsec’d. Notes	3.400%	07/08/24	600	$615,971

				1,156,412

Telecommunications — 1.3%
AT&T, Inc., Sr. Unsec’d. Notes(a)	3.875%	08/15/21	585	608,642
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21	595	610,474
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	910	1,001,544

				2,220,660

Transportation — 0.6%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450%	09/15/21	485	504,752
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	475	515,016

				1,019,768

TOTAL CORPORATE BONDS (cost $34,805,270)				35,405,914

NON-CORPORATE FOREIGN AGENCIES — 3.5%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN, RegS	2.000%	03/18/19	900	903,591
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, MTN, 144A	2.375%	02/01/22	400	401,270
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, MTN, 144A	1.250%	03/12/18	1,000	997,768
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, MTN, 144A	1.000%	01/22/18	1,000	995,190
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	2.250%	02/18/20	500	499,030
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN, 144A	2.250%	01/30/19	250	250,966
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN, RegS	2.250%	01/30/19	500	501,932
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%	04/13/21	200	196,844
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%	10/25/23	200	191,338
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	892	889,373
SingTel Group Treasury Pte Ltd. (Singapore), Gtd. Notes, EMTN, RegS	4.500%	09/08/21	200	215,127

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $6,051,554)				6,042,429

SOVEREIGN BONDS — 0.6%
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	1.125%	05/02/17	500	500,000
Kingdom of Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A, RegS	1.125%	08/03/19	200	197,238

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A	2.750%	03/20/22	255	$255,523

TOTAL SOVEREIGN BONDS (cost $953,240)				952,761

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.0%
Federal Home Loan Mortgage Corp.(hh)	2.375%	01/13/22	5,580	5,680,886
Federal National Mortgage Assoc.(k)	1.500%	11/30/20	2,910	2,885,818
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	3.091%(s)	08/15/24	4,955	4,067,882
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%	04/26/24	3,910	4,653,842

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $17,087,715)				17,288,428

U.S. TREASURY OBLIGATIONS — 27.5%
U.S. Treasury Bonds	2.500%	02/15/45	950	853,627
U.S. Treasury Bonds	2.500%	05/15/46	1,235	1,106,049
U.S. Treasury Bonds	2.750%	11/15/42	845	804,565
U.S. Treasury Bonds	2.875%	05/15/43	780	759,434
U.S. Treasury Bonds(a)	2.875%	11/15/46	585	567,610
U.S. Treasury Bonds	3.000%	11/15/44	460	457,898
U.S. Treasury Bonds	4.250%	11/15/40	385	469,911
U.S. Treasury Bonds	8.125%	08/15/21	125	157,768
U.S. Treasury Notes	0.875%	11/30/17	745	744,447
U.S. Treasury Notes	1.000%	12/31/17	890	889,826
U.S. Treasury Notes	1.375%	04/30/21	3,420	3,362,554
U.S. Treasury Notes	1.625%	03/15/20	240	240,863
U.S. Treasury Notes	1.625%	04/30/23	9,490	9,220,873
U.S. Treasury Notes	1.750%	03/31/22	4,335	4,294,698
U.S. Treasury Notes	1.875%	02/28/22	810	808,260
U.S. Treasury Notes	2.000%	11/30/22	8,125	8,094,848
U.S. Treasury Notes	2.125%	09/30/21	11,580	11,699,413
U.S. Treasury Notes	2.125%	12/31/22	1,520	1,523,681
U.S. Treasury Notes	2.125%	02/29/24	770	765,849
U.S. Treasury Notes	2.250%	11/15/25	65	64,439
U.S. Treasury Notes	2.250%	02/15/27	675	666,378

TOTAL U.S. TREASURY OBLIGATIONS (cost $48,454,608)				47,552,991

TOTAL LONG-TERM INVESTMENTS (cost $172,274,113)				171,817,199

			Shares

SHORT-TERM INVESTMENTS — 2.1%

AFFILIATED MUTUAL FUNDS — 2.1%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)			497	497
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $3,682,126; includes $3,673,888 of cash collateral for securities on loan)(b)(w)			3,681,390	3,682,126

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,682,623)				3,682,623

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Notional Amount (000)#	Value
OPTION PURCHASED* — 0.0%

Call Option
10 Year U.S. Treasury Notes Futures,expiring 05/26/17, Strike Price $125.00 (cost $47,000)	65	$45,703

TOTAL SHORT-TERM INVESTMENTS (cost $3,729,623)		3,728,326

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 101.6% (cost $176,003,736)		175,545,525

OPTION WRITTEN* — (0.0)%

Call Option
10 Year U.S. Treasury Notes Futures,expiring 05/26/17, Strike Price $128.00 (premiums received $9,328)	65	(8,125)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 101.6% (cost $175,994,408)		175,537,400
Liabilities in excess of other assets(z) — (1.6)%		(2,801,129)

NET ASSETS — 100.0%		$172,736,271

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,602,726; cash collateral of $3,673,888 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $1,590,038 is approximately 0.9% of net assets.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
39	2 Year U.S.Treasury Notes	Jun. 2017	$8,430,430	$8,441,672	$11,242
32	10 Year U.S. Treasury Notes	Jun. 2017	3,964,612	3,986,000	21,388

					32,630

Short Positions:
554	5 Year U.S. Treasury Notes	Jun. 2017	65,101,184	65,220,516	(119,332)
25	20 Year U.S. Treasury Bonds	Jun. 2017	3,755,139	3,771,094	(15,955)
18	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	2,866,736	2,891,250	(24,514)

					(159,801)

					$(127,171)

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

A U.S. Government Agency Obligation with a market value of $783,435 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at March 31, 2017.

Interest rate swap agreements outstanding at March 31, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
21,690	09/09/17	0.539%	1 Day USOIS(1)	$319	$46,271	$45,952
18,445	10/18/17	0.607%	1 Day USOIS(1)	167	40,555	40,388
10,620	11/09/17	0.626%	1 Day USOIS(1)	174	26,406	26,232
760	07/11/18	0.947%	3 Month LIBOR(1)	151	4,832	4,681
9,600	09/06/18	1.704%	3 Month LIBOR(1)	—	(29,078)	(29,078)
2,500	10/11/18	1.770%	3 Month LIBOR(2)	(3,632)	9,698	13,330
5,450	06/03/19	1.614%	3 Month LIBOR(1)	175	4,822	4,647
4,770	07/11/19	1.045%	3 Month LIBOR(1)	170	67,845	67,675
6,500	10/22/20	2.113%	3 Month LIBOR(1)	189	(49,056)	(49,245)
7,180	01/06/21	1.750%	3 Month LIBOR(2)	163	(45,065)	(45,228)
13,485	01/08/21	1.683%	3 Month LIBOR(2)	223	(118,001)	(118,224)
45,000	05/09/21	2.230%	3 Month LIBOR(2)	420	473,793	473,373
3,010	06/15/21	1.105%	3 Month LIBOR(1)	110	105,316	105,206
20,160	10/06/21	2.308%	3 Month LIBOR(2)	12,314	257,133	244,819
8,805	10/06/21	1.965%	3 Month LIBOR(2)	(17,639)	(14,372)	3,267
12,000	10/13/21	2.340%	3 Month LIBOR(2)	—	169,410	169,410
4,120	10/14/21	2.405%	3 Month LIBOR(2)	—	69,837	69,837
950	12/31/21	0.000%	3 Month LIBOR(2)	155	218,431	218,276
35,000	03/12/22	2.020%	3 Month LIBOR(2)	360	(66,391)	(66,751)
7,800	04/08/22	1.780%	3 Month LIBOR(2)	197	(107,632)	(107,829)
14,200	09/03/22	1.919%	3 Month LIBOR(2)	130	(130,574)	(130,704)
2,960	07/11/23	1.400%	3 Month LIBOR(2)	171	(134,646)	(134,817)
9,330	04/08/25	2.020%	3 Month LIBOR(1)	225	197,148	196,923
1,450	11/12/25	2.263%	3 Month LIBOR(1)	160	6,381	6,221
6,900	06/15/26	1.504%	3 Month LIBOR(1)	206	492,642	492,436
670	10/06/26	2.312%	3 Month LIBOR(2)	(1,634)	(3,157)	(1,523)
2,707	05/31/21	1.948%	3 Month LIBOR(2)	161	(1,392)	(1,553)
2,570	05/31/21	1.849%	3 Month LIBOR(2)	147	(11,584)	(11,731)
715	05/31/21	1.953%	3 Month LIBOR(2)	1,762	(232)	(1,994)
8,295	08/31/21	2.015%	3 Month LIBOR(1)	2,689	9,106	6,417
2,835	08/15/23	1.459%	3 Month LIBOR(1)	130,792	121,824	(8,968)
1,796	11/15/23	2.209%	3 Month LIBOR(1)	160	(1,987)	(2,147)
5	11/15/23	2.217%	3 Month LIBOR(1)	(5)	(8)	(3)

				$128,980	$1,608,275	$1,479,295

A U.S. Government Agency Obligation with a market value of $2,514,657 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at March 31, 2017.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 -	unadjusted quoted prices generally in active markets for identical securities.

Level 2 -	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 -	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$7,844,273	$—
Non-Residential Mortgage-Backed Securities	—	28,440,446	—
Commercial Mortgage-Backed Securities	—	28,289,957	—
Corporate Bonds	—	35,405,914	—
Non-Corporate Foreign Agencies	—	6,042,429	—
Sovereign Bonds	—	952,761	—
U.S. Government Agency Obligations	—	17,288,428	—
U.S. Treasury Obligations	—	47,552,991	—
Affiliated Mutual Funds	3,682,623	—	—
Option Purchased	45,703	—	—
Option Written	(8,125)	—	—
Other Financial Instruments*
Futures Contracts	(127,171)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	1,479,295	—

Total	$3,593,030	$173,296,494	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Interest rate contracts	$1,389,702

AST BOND PORTFOLIO 2022

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 98.5%

ASSET-BACKED SECURITIES — 22.4%

Collateralized Loan Obligations — 4.5%
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.212%(c)	07/13/25	800	$800,428
Atrium X (Cayman Islands), Series 10A, Class A, 144A	2.143%(c)	07/16/25	500	500,459
Ballyrock CLO LLC (Cayman Islands), Series 2013-1A, Class A, 144A	2.232%(c)	05/20/25	500	500,018
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.173%(c)	04/17/25	250	250,214
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.318%(c)	10/20/29	250	250,116
Carlyle Global Market Strategies CLO Ltd., Series 2014-2A, Class AR, 144A	2.289%(c)	05/15/25	250	250,407
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.232%(c)	07/15/26	250	249,691
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.339%(c)	05/15/26	250	249,986
OHA Credit Partners Ltd. (Cayman Islands), Series 2013-8A, Class A, 144A	2.150%(c)	04/20/25	250	250,212
Race Point CLO Ltd. (Cayman Islands), Series 2012-7A, Class AR, 144A	2.238%(c)	11/08/24	1,355	1,355,510
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.073%(c)	04/15/25	250	249,983
Voya CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.354%(c)	04/18/26	750	752,139
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1A, 144A	2.434%(c)	11/07/25	750	750,487

				6,409,650

Non-Residential Mortgage-Backed Securities — 17.9%
Ally Master Owner Trust, Series 2014-4, Class A1	1.312%(c)	06/17/19	400	400,231
Ally Master Owner Trust, Series 2014-5, Class A1	1.402%(c)	10/15/19	300	300,324
American Express Credit Account Master Trust, Series 2013-2, Class B	1.612%(c)	05/17/21	500	503,207
American Express Credit Account Master Trust, Series 2014-1, Class A	1.282%(c)	12/15/21	500	502,494
American Express Credit Account Master Trust, Series 2017-2, Class A	1.362%(c)	09/16/24	900	905,663
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	1.712%(c)	05/15/20	500	501,238
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class A2B	1.597%(c)	04/08/19	135	135,554
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2B	1.597%(c)	06/10/19	243	242,835
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B	1.547%(c)	10/08/19	426	426,567
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class C	2.410%	07/08/22	200	198,173
ARI Fleet Lease Trust, Series 2015-A, Class A2, 144A	1.110%	11/15/18	69	69,318
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%	02/20/21	400	401,545
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%	07/20/21	200	199,865

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%	12/20/21	300	$300,304
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%	06/20/22	600	607,335
BA Credit Card Trust, Series 2014-A3, Class A	1.202%(c)	01/15/20	400	400,367
BA Credit Card Trust, Series 2016-A1, Class A	1.302%(c)	10/15/21	1,300	1,308,501
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%	03/15/19	116	115,734
Bank of The West Auto Trust, Series 2015-1, Class A3, 144A	1.310%	10/15/19	343	342,461
CarMax Auto Owner Trust, Series 2015-4, Class A2B	1.512%(c)	04/15/19	300	300,572
Chase Issuance Trust, Series 2016-A1, Class A	1.322%(c)	05/17/21	1,700	1,709,378
Chase Issuance Trust, Series 2016-A3, Class A3	1.462%(c)	06/15/23	900	909,257
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class A3, 144A	1.220%	07/15/19	155	155,370
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%	09/20/19	100	102,015
Citibank Credit Card Issuance Trust, Series 2013-A2, Class A2	1.264%(c)	05/26/20	200	200,400
Citibank Credit Card Issuance Trust, Series 2016-A3, Class A3	1.324%(c)	12/07/23	900	906,360
Discover Card Execution Note Trust, Series 2014-A1, Class A1	1.342%(c)	07/15/21	400	402,128
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%	12/15/21	400	403,395
Discover Card Execution Note Trust, Series 2017-A1, Class A1	1.402%(c)	07/15/24	600	603,833
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%	02/22/21	394	394,403
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%	09/20/21	502	502,051
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%	07/20/22	500	500,479
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%	04/15/26	500	504,230
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 144A	2.120%	07/15/26	1,250	1,252,903
Ford Credit Floorplan Master Owner Trust, Series 2016-4, Class A	1.442%(c)	07/15/20	600	601,816
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A2	1.372%(c)	11/15/21	500	502,612
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A(g)	1.412%(c)	05/15/20	300	300,832
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 144A(g)	1.762%(c)	05/17/21	600	605,877
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 144A	2.670%	09/25/21	400	396,530
Hyundai Auto Lease Securitization Trust, Series 2016-A, Class A2B, 144A	1.462%(c)	07/16/18	663	664,017
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	1.172%(c)	08/16/21	200	200,430
Mercedes-Benz Auto Lease Trust, Series 2015-B, Class A2B	1.432%(c)	01/16/18	54	54,015
Navient Student Loan Trust, Series 2016-2, Class A1, 144A	1.732%(c)	06/25/65	227	227,471

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Navient Student Loan Trust, Series 2016-6A, Class A1, 144A	1.462%(c)	03/25/66	244	$244,543
Nissan Auto Lease Trust, Series 2016-A, Class A2B	1.292%(c)	08/15/18	824	824,301
Nissan Master Owner Trust Receivables, Series 2016-A, Class A1	1.552%(c)	06/15/21	800	805,983
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%	10/15/20	1,700	1,698,169
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%	11/15/20	200	200,280
Synchrony Credit Card Master Note Trust, Series 2015-3, Class A	1.740%	09/15/21	300	300,422
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	1.328%(c)	07/22/19	400	400,059
Wells Fargo Dealer Floorplan Master Note Trust, Series 2014-2, Class A	1.428%(c)	10/20/19	400	400,269

				25,136,116

TOTAL ASSET-BACKED SECURITIES (cost $31,426,729)				31,545,766

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.3%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class AM	5.835%(c)	09/11/42	1,075	1,091,584
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%	09/15/48	900	916,636
COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AMFX	5.526%(c)	04/15/47	210	211,071
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.101%(c)	12/10/49	1,581	1,602,352
Commercial Mortgage Trust, Series 2013-CR8, Class A3	2.812%	06/10/46	250	251,551
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%	06/10/47	1,000	1,014,454
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%	08/10/47	440	448,512
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.359%	10/10/48	900	907,223
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A2	2.662%	01/15/49	1,800	1,817,319
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%	01/25/26	1,000	990,974
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%	03/25/26	1,000	983,648
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A	5.483%(c)	12/10/49	338	337,490
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%	01/10/47	526	531,553
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%	07/10/48	1,200	1,228,510
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3	2.912%	10/15/48	1,280	1,256,889
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM	5.939%(c)	04/17/45	45	44,484
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%	12/15/47	1,800	1,804,984

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%(c)	07/15/40	1,650	$1,671,474
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%	05/15/48	1,200	1,223,133
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A2	3.261%	05/15/48	600	620,139
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%	01/10/45	1	1,202
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%	12/15/45	1,105	1,109,556

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $20,415,069)				20,064,738

CORPORATE BONDS — 20.9%

Airlines — 0.1%
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%	03/13/20	160	161,295

Auto Manufacturers — 1.2%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.850%	01/06/22	640	640,906
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%	01/16/18	560	562,419
General Motors Financial Co., Inc., Gtd. Notes	2.400%	05/09/19	460	460,989

				1,664,314

Banks — 5.9%
Bank of America Corp., Sr. Unsec’d. Notes	5.700%	01/24/22	615	690,446
Bank of America Corp., Sr. Unsec’d. Notes	5.875%	01/05/21	800	893,289
Bank of America Corp., Sr. Unsec’d. Notes	6.000%	09/01/17	150	152,694
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.500%	04/15/21	285	285,747
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%	01/10/23	310	311,469
Capital One NA, Sr. Unsec’d. Notes	2.250%	09/13/21	250	244,611
Citigroup, Inc., Sr. Unsec’d. Notes	2.700%	03/30/21	1,290	1,291,538
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%	01/14/22	375	401,314
Discover Bank, Sr. Unsec’d. Notes	2.000%	02/21/18	585	585,493
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	535	601,811
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%	09/23/22	405	412,392
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%	08/15/21	200	214,042
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%	04/23/19	125	135,782
Morgan Stanley, Sr. Unsec’d. Notes	5.750%	01/25/21	675	749,288
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, MTN, 144A	1.875%	09/17/18	200	199,993
PNC Bank NA, Sr. Unsec’d. Notes	2.450%	11/05/20	770	773,338
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.700%	01/27/22	310	308,796

				8,252,043

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%	07/15/22	80	79,066

Biotechnology — 1.1%
Amgen, Inc., Sr. Unsec’d. Notes	1.850%	08/19/21	270	262,395
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	100	105,735
Biogen, Inc., Sr. Unsec’d. Notes	3.625%	09/15/22	755	778,701

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Biotechnology (cont’d.)
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400%	12/01/21	385	$413,332

				1,560,163

Chemicals — 0.9%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	150	150,406
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	600	653,214
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	500	521,122

				1,324,742

Computers — 1.3%
Apple, Inc., Sr. Unsec’d. Notes	2.500%	02/09/22	1,110	1,114,922
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450%(c)	10/05/17	600	601,751
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%(c)	10/05/18	110	111,325

				1,827,998

Diversified Financial Services — 0.1%
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	2.342%	11/15/20	206	206,891

Electric — 1.0%
Alabama Power Co, Sr. Unsec’d. Notes	2.450%	03/30/22	360	356,291
Dominion Resources, Inc., Sr. Unsec’d. Notes	2.750%	01/15/22	410	407,879
Great Plains Energy, Inc., Sr. Unsec’d. Notes	3.150%	04/01/22	195	196,894
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	125	133,339
Southern Power Co., Sr. Unsec’d. Notes	1.950%	12/15/19	305	302,756

				1,397,159

Electronics — 0.1%
Fortive Corp., Sr. Unsec’d. Notes, 144A	2.350%	06/15/21	115	113,591

Food — 0.1%
Kraft Heinz Foods Co., Gtd. Notes	5.375%	02/10/20	104	112,991

Hand/Machine Tools — 0.5%
Stanley Black & Decker, Inc., Sub. Notes	1.622%	11/17/18	670	667,612

Healthcare-Products — 0.3%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%	11/30/21	460	462,012

Healthcare-Services — 0.6%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	575	574,570
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	125	132,537
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	125	135,421

				842,528

Insurance — 1.5%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	140	144,455
Chubb INA Holdings, Inc., Gtd. Notes	2.875%	11/03/22	480	483,737
Lincoln National Corp., Sr. Unsec’d. Notes	6.250%	02/15/20	400	440,875
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	125	138,018
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	525	525,802

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Swiss Re Treasury US Corp. (Switzerland), Gtd. Notes, 144A	2.875%	12/06/22	175	$172,882
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625%	03/15/22	245	262,950

				2,168,719

Machinery-Diversified — 0.3%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%	10/15/21	65	66,657
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%	07/12/21	200	211,508
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	140	151,993

				430,158

Media — 0.2%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	305	305,690

Miscellaneous Manufacturing — 0.2%
General Electric Co., Sr. Unsec’d. Notes, GMTN	3.100%	01/09/23	155	159,314
General Electric Co., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	60	65,860

				225,174

Multi-National — 0.5%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	610	608,473
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	155	152,504

				760,977

Oil & Gas — 2.0%
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	500	502,566
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.846%	05/05/17	100	100,048
BP Capital Markets PLC (United Kingdom), Gtd. Notes	2.237%	05/10/19	500	503,106
Devon Energy Corp., Sr. Unsec’d. Notes	3.250%	05/15/22	600	594,380
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150%	06/15/19	400	433,245
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21	250	262,314
Valero Energy Corp., Sr. Unsec’d. Notes	9.375%	03/15/19	350	397,954

				2,793,613

Pharmaceuticals — 0.3%
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.875%	09/23/23	465	451,200

Pipelines — 0.5%
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	600	633,072

Retail — 0.1%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%	04/15/21	100	108,370

Software — 1.1%
Microsoft Corp., Sr. Unsec’d. Notes	2.400%	02/06/22	880	885,290
Oracle Corp., Sr. Unsec’d. Notes	1.900%	09/15/21	690	678,008

				1,563,298

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications — 0.6%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	305	$317,326
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21	200	205,201
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	345	379,706

				902,233

Transportation — 0.3%
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	4.500%	01/15/22	200	214,525
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	150	162,637

				377,162

TOTAL CORPORATE BONDS (cost $29,039,491)				29,392,071

NON-CORPORATE FOREIGN AGENCIES — 3.3%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN, RegS	2.000%	03/18/19	750	752,992
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, MTN, 144A	2.375%	02/01/22	400	401,270
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, MTN, 144A	1.250%	03/12/18	900	897,991
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, MTN, 144A	1.000%	01/22/18	800	796,152
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	2.250%	02/18/20	500	499,030
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN, 144A	2.250%	01/30/19	250	250,966
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN, RegS	2.250%	01/30/19	250	250,966
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%	04/13/21	200	196,843
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%	10/25/23	200	191,338
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.875%	05/04/17	200	200,348
SingTel Group Treasury Pte Ltd. (Singapore), Gtd. Notes, EMTN, RegS	4.500%	09/08/21	200	215,127

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost 4,661,979)				4,653,023

SOVEREIGN BONDS — 0.3%
Kingdom of Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A	1.125%	08/03/19	200	197,238
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A	2.750%	03/20/22	215	215,441

TOTAL SOVEREIGN BONDS (cost $413,337)				412,679

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.3%
Federal National Mortgage Assoc.(hh)	1.125%	07/20/18	555	554,651
Federal National Mortgage Assoc.(k)	1.500%	11/30/20	1,960	1,943,712
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%	09/18/23	1,615	1,913,039

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%	12/04/23	150	$178,260

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $4,592,128)				4,589,662

U.S. TREASURY OBLIGATIONS — 34.0%
U.S. Treasury Bonds	2.500%	02/15/45	765	687,395
U.S. Treasury Bonds	2.500%	05/15/46	160	143,294
U.S. Treasury Bonds	2.875%	05/15/43	535	520,894
U.S. Treasury Bonds(a)	2.875%	11/15/46	490	475,434
U.S. Treasury Bonds	3.000%	11/15/44	335	333,469
U.S. Treasury Bonds	3.000%	05/15/45	3,415	3,395,125
U.S. Treasury Bonds	8.125%	08/15/21	105	132,526
U.S. Treasury Notes	1.375%	04/30/21	2,385	2,344,939
U.S. Treasury Notes	1.625%	04/30/23	9,685	9,410,343
U.S. Treasury Notes	1.875%	02/28/22	60	59,871
U.S. Treasury Notes(hh)	2.000%	11/30/22	22,065	21,983,117
U.S. Treasury Notes	2.125%	09/30/21	7,585	7,663,217
U.S. Treasury Strips Coupon(k)	2.037%(s)	02/15/22	830	751,470

TOTAL U.S. TREASURY OBLIGATIONS (cost $48,828,570)				47,901,094

TOTAL LONG-TERM INVESTMENTS (cost $139,377,303)				138,559,033

			Shares

SHORT-TERM INVESTMENTS — 0.3%

AFFILIATED MUTUAL FUNDS — 0.3%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)			481	481
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $423,916; includes $419,706 of cash collateral for securities on loan)(b)(w)			423,831	423,916

TOTAL AFFILIATED MUTUAL FUNDS (cost $424,397)				424,397

			Notional Amount (000)#

OPTION PURCHASED* — 0.0%

Call Option
10 Year U.S. Treasury Notes Futures, expiring 05/26/17, Strike Price $125.00 (cost $38,979)			54	37,969

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 98.8% (cost $139,840,679)				139,021,399

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Notional Amount (000)#	Value

OPTION WRITTEN* — (0.0)%

Call Option
10 Year U.S. Treasury Notes Futures, expiring 05/26/17, Strike Price $128.00 (premiums received $7,724)	54	$(6,750)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 98.8% (cost $139,832,955)		139,014,649
Other assets in excess of liabilities(z) — 1.2%		1,713,288

NET ASSETS — 100.0%		$140,727,937

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $412,113; cash collateral of $419,706 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $906,709 is approximately 0.6% of net assets.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Position:
59	2 Year U.S. Treasury Notes	Jun. 2017	$12,757,662	$12,770,734	$13,072

Short Positions:
381	5 Year U.S. Treasury Notes	Jun. 2017	44,763,948	44,853,820	(89,872)
109	10 Year U.S. Treasury Notes	Jun. 2017	13,533,607	13,577,313	(43,706)
4	20 Year U.S. Treasury Bonds	Jun. 2017	600,775	603,375	(2,600)
40	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	6,372,394	6,425,000	(52,606)

					(188,784)

					$(175,712)

A U.S. Government Agency Obligation and a U.S. Treasury Obligation with a combined market value of $927,401 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at March 31, 2017.

Interest rate swap agreements outstanding at March 31, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
17,855	09/09/17	0.539%	1 Day USOIS(1)	$316	$38,090	$37,774
15,605	10/18/17	0.607%	1 Day USOIS(1)	164	34,310	34,146
9,230	11/09/17	0.626%	1 Day USOIS(1)	171	22,950	22,779
960	07/11/18	0.947%	3 Month LIBOR(1)	152	6,103	5,951
1,000	08/06/18	1.693%	3 Month LIBOR(2)	—	3,014	3,014
4,010	07/11/19	1.045%	3 Month LIBOR(1)	166	57,035	56,869
2,950	10/02/19	1.188%	3 Month LIBOR(1)	(13,338)	39,140	52,478

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest rate swap agreements outstanding at March 31, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
3,200	10/11/19	1.220%	3 Month LIBOR(1)	$(17,837)	$40,558	$58,395
30,000	09/03/20	1.600%	3 Month LIBOR(1)	272	281,399	281,127
3,000	12/05/20	2.210%	3 Month LIBOR(2)	168	31,978	31,810
2,700	06/15/21	1.105%	3 Month LIBOR(1)	112	94,470	94,358
15,000	05/21/22	1.893%	3 Month LIBOR(2)	537,232	(128,307)	(665,539)
26,000	05/26/22	1.997%	3 Month LIBOR(2)	306	(104,239)	(104,545)
12,300	06/07/22	1.771%	3 Month LIBOR(2)	351,217	(183,530)	(534,747)
1,990	08/31/22	1.745%	3 Month LIBOR(1)	161	35,384	35,223
64,500	09/03/22	1.919%	3 Month LIBOR(2)	445	(593,101)	(593,546)
10,360	12/31/22	0.000%	3 Month LIBOR(2)	207	(426,009)	(426,216)
3,565	02/14/23	2.069%	3 Month LIBOR(2)	168,169	(12,937)	(181,106)
8,880	07/11/23	1.400%	3 Month LIBOR(2)	214	(403,939)	(404,153)
4,270	02/12/24	2.078%	3 Month LIBOR(1)	176	40,833	40,657
1,000	05/19/24	2.641%	3 Month LIBOR(1)	158	(26,505)	(26,663)
5,900	04/08/25	2.020%	3 Month LIBOR(1)	197	124,670	124,473
8,000	05/06/29	3.139%	3 Month LIBOR(1)	189	(549,074)	(549,263)
5,000	05/31/21	1.953%	3 Month LIBOR(2)	1,660	(1,619)	(3,279)
2,354	05/31/21	1.948%	3 Month LIBOR(2)	160	(1,210)	(1,370)
2,220	05/31/21	1.849%	3 Month LIBOR(2)	150	(10,006)	(10,156)
7,470	08/31/21	2.015%	3 Month LIBOR(1)	2,483	8,200	5,717
1,575	08/15/23	1.459%	3 Month LIBOR(1)	67,253	67,680	427
1,437	11/15/23	2.209%	3 Month LIBOR(1)	158	(1,590)	(1,748)
5	11/15/23	2.217%	3 Month LIBOR(1)	(5)	(8)	(3)

				$1,100,876	$(1,516,260)	$(2,617,136)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
2,500	12/31/22	3.843%	3 Month LIBOR(2)	$944,080	$—	$944,080	JPMorgan Chase
23,600	11/30/26	2.550%	3 Month LIBOR(2)	556,265	—	556,265	JPMorgan Chase

				$1,500,345	$—	$1,500,345

A U.S. Government Agency Obligation and a U.S. Treasury Obligation with a combined market value of $3,004,335 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at March 31, 2017.

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$6,409,650	$—
Non-Residential Mortgage-Backed Securities	—	25,136,116	—
Commercial Mortgage-Backed Securities	—	20,064,738	—
Corporate Bonds	—	29,392,071	—

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Level 1	Level 2	Level 3
Non-Corporate Foreign Agencies	$—	$4,653,023	$—
Sovereign Bonds	—	412,679	—
U.S. Government Agency Obligations	—	4,589,662	—
U.S. Treasury Obligations	—	47,901,094	—
Affiliated Mutual Fund	424,397	—	—
Options Purchased	37,969	—	—
Option Written	(6,750)	—	—
Other Financial Instruments*
Futures Contracts	(175,712)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(2,617,136)	—
OTC Interest Rate Swap Agreements	—	1,500,345	—

Total	$279,904	$137,442,242	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Interest rate contracts	$(1,261,284)

AST BOND PORTFOLIO 2023

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 97.1%

ASSET-BACKED SECURITIES — 17.2%

Collateralized Loan Obligations — 1.6%
AIMCO CLO (Cayman Islands), Series 2014-AA, Class A, 144A	2.570%(c)	07/20/26	250	$250,491
Flagship Ltd. (Cayman Islands), Series 2013-7A, Class A1, 144A	2.500%(c)	01/20/26	250	250,011
MP CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	2.210%(c)	04/20/25	250	249,886

				750,388

Non-Residential Mortgage-Backed Securities — 15.6%
Ally Master Owner Trust, Series 2014-4, Class A1	1.312%(c)	06/17/19	700	700,406
Ally Master Owner Trust, Series 2017-1, Class A	1.177%(c)	02/15/21	200	200,413
American Express Credit Account Master Trust, Series 2014-1, Class B	1.412%(c)	12/15/21	300	300,954
American Express Credit Account Master Trust, Series 2017-2, Class A	1.362%(c)	09/15/24	300	301,888
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	1.712%(c)	05/15/20	200	200,495
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B	1.547%(c)	10/08/19	243	243,753
ARI Fleet Lease Trust, Series 2015-A, Class A2, 144A	1.110%	11/15/18	104	103,977
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%	02/20/21	500	501,932
BA Credit Card Trust, Series 2016-A1, Class A	1.302%(c)	10/15/21	400	402,616
CarMax Auto Owner Trust, Series 2016-2, Class A2B	1.382%(c)	06/17/19	475	475,596
Chase Issuance Trust, Series 2016-A1, Class A	1.322%(c)	05/17/21	300	301,655
Chase Issuance Trust, Series 2017-A1, Class A	1.212%(c)	01/18/22	300	300,750
Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1	2.880%	01/23/23	432	443,864
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%	07/20/22	200	200,192
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%	11/15/25	400	403,317
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A2	1.372%(c)	11/15/21	200	201,045
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 144A(g)	1.762%(c)	05/17/21	100	100,979
Hertz Vehicle Financing LLC, Series 2016-3A, Class A, 144A	2.270%	07/25/20	200	198,467
Hyundai Auto Lease Securitization Trust, Series 2016-B, Class A2B, 144A	1.332%(c)	11/15/18	250	249,953
Navient Student Loan Trust, Series 2016-2, Class A1, 144A	1.732%(c)	06/25/65	170	170,604
Nissan Auto Lease Trust, Series 2016-A, Class A2B	1.292%(c)	08/15/18	247	247,290
Nissan Master Owner Trust Receivables, Series 2016-A, Class A1	1.552%(c)	06/15/21	200	201,496
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%	10/15/20	600	599,354

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	1.328%(c)	07/22/19	500	$500,074

				7,551,070

TOTAL ASSET-BACKED SECURITIES (cost $8,292,032)				8,301,458

COMMERCIAL MORTGAGE-BACKED SECURITIES — 12.6%
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3	3.372%	10/10/47	60	60,949
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%	09/15/48	300	305,545
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.101%(c)	12/10/49	376	381,512
Commercial Mortgage Trust, Series 2014-LC15, Class A4	4.006%	04/10/47	220	232,424
Commercial Mortgage Trust, Series 2014-UBS2, Class A2	2.820%	03/10/47	250	252,255
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class A2	3.531%	06/25/20	50	52,181
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%	01/25/26	380	376,570
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%	03/25/26	380	373,786
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%	07/10/48	300	307,128
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2	2.773%	10/15/48	150	152,363
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3	2.912%	10/15/48	240	235,667
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%	12/15/47	600	601,661
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI, Class A, 144A	2.798%	10/05/31	300	301,877
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL, 144A	6.114%	07/15/40	200	200,007
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class A2	2.979%	04/15/47	300	305,041
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A2	3.119%	08/15/47	350	358,023
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%	05/15/48	400	407,711
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%	05/10/63	155	158,040
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%	01/10/45	1	527
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	6.053%(c)	02/15/51	19	19,469
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3FL, 144A	1.993%(c)	07/15/46	550	555,911
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%	12/15/45	432	433,420

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $6,151,920)				6,072,067

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS — 16.8%

Airlines — 0.1%
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%	03/13/20	55	$55,445

Auto Manufacturers — 1.2%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.850%	01/06/22	220	220,311
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%	01/15/20	305	350,508

				570,819

Banks — 4.8%
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%	01/11/23	300	301,862
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%	01/10/23	210	210,995
Citigroup, Inc., Sub. Notes	3.875%	03/26/25	95	94,379
Discover Bank, Sr. Unsec’d. Notes	2.000%	02/21/18	250	250,210
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%	03/15/20	415	449,892
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%	01/24/22	50	53,885
JPMorgan Chase & Co., Sub. Notes	3.375%	05/01/23	260	260,426
Morgan Stanley, Sr. Unsec’d. Notes	5.750%	01/25/21	325	360,768
PNC Bank NA, Sub. Notes	2.950%	01/30/23	250	250,956
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.700%	01/27/22	105	104,592

				2,337,965

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%	07/15/22	80	79,066

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/15/22	50	51,970

Chemicals — 1.5%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	15	15,041
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	175	190,521
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	239	253,498
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	275	286,617

				745,677

Computers — 0.5%
Apple, Inc., Sr. Unsec’d. Notes	3.000%	02/09/24	95	95,816
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450%(c)	10/05/17	120	120,350
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%(c)	10/05/18	20	20,241

				236,407

Diversified Financial Services — 0.6%
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	3.373%	11/15/25	215	220,645
General Electric Co., Sr. Unsec’d. Notes, GMTN	3.100%	01/09/23	84	86,338
General Electric Co., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	5	5,488

				312,471

Electric — 1.0%
Dominion Resources, Inc., Sr. Unsec’d. Notes	2.750%	01/15/22	140	139,276
Great Plains Energy, Inc., Sr. Unsec’d. Notes	3.150%	04/01/22	65	65,631

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%	06/15/23	285	$289,331

				494,238

Healthcare-Products — 0.3%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%	11/30/21	155	155,678

Healthcare-Services — 0.6%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	310	309,768

Insurance — 1.4%
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	285	299,311
Lincoln National Corp., Sr. Unsec’d. Notes	6.250%	02/15/20	125	137,774
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	150	150,229
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	20	20,363
Swiss Re Treasury US Corp. (Switzerland), Gtd. Notes, 144A	2.875%	12/06/22	55	54,334

				662,011

Machinery-Diversified — 0.1%
John Deere Capital Corp., Sr. Unsec’d. Notes	2.800%	01/27/23	50	49,890

Media — 0.4%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	175	175,396

Multi-National — 0.3%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	140	139,650

Oil & Gas — 1.3%
Devon Energy Corp., Sr. Unsec’d. Notes	3.250%	05/15/22	200	198,127
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%	06/01/18	275	289,451
Valero Energy Corp., Sr. Unsec’d. Notes	9.375%	03/15/19	125	142,126

				629,704

Pharmaceuticals — 0.6%
Merck & Co., Inc., Sr. Unsec’d. Notes	2.800%	05/18/23	285	286,164

Pipelines — 1.1%
Enterprise Products Operating LLC, Gtd. Notes	3.350%	03/15/23	300	302,512
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	215	226,851

				529,363

Telecommunications — 0.7%
AT&T, Inc., Sr. Unsec’d. Notes	3.000%	06/30/22	50	49,740
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	240	264,144

				313,884

TOTAL CORPORATE BONDS (cost $7,951,050)				8,135,566

NON-CORPORATE FOREIGN AGENCIES — 2.9%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN, RegS	2.000%	03/18/19	250	250,998

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

NON-CORPORATE FOREIGN AGENCIES (Continued)
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, MTN, 144A	1.250%	03/12/18	300	$299,330
Development Bank of Japan, Inc. (Japan), Gtd. Notes, MTN, 144A	1.000%	01/22/18	200	199,038
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN, 144A	2.250%	01/30/19	250	250,966
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	2.250%	08/07/17	200	200,380
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.500%	08/22/17	200	201,426

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $1,402,141)				1,402,138

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.6%
Federal National Mortgage Assoc.	1.125%	10/19/18	30	29,951
Federal National Mortgage Assoc.	1.125%	12/14/18	90	89,783
Federal National Mortgage Assoc.	1.500%	11/30/20	160	158,670

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $279,668)				278,404

U.S. TREASURY OBLIGATIONS — 47.0%
U.S. Treasury Bonds	2.500%	02/15/45	230	206,668
U.S. Treasury Bonds	2.500%	05/15/46	195	174,639
U.S. Treasury Bonds	2.750%	11/15/42	130	123,779
U.S. Treasury Bonds	2.875%	05/15/43	130	126,572
U.S. Treasury Bonds	3.000%	11/15/44	65	64,703
U.S. Treasury Bonds	8.125%	08/15/21	235	296,605
U.S. Treasury Notes	1.375%	09/30/20	90	89,100
U.S. Treasury Notes	1.375%	04/30/21	6,270	6,164,683
U.S. Treasury Notes	1.375%	06/30/23	2,415	2,307,363
U.S. Treasury Notes	1.625%	04/30/23	4,700	4,566,713
U.S. Treasury Notes(hh)	2.000%	11/30/22	1,180	1,175,621
U.S. Treasury Notes	2.125%	06/30/21	150	151,793
U.S. Treasury Notes	2.125%	09/30/21	6,490	6,556,925
U.S. Treasury Notes	2.125%	06/30/22	120	120,830
U.S. Treasury Notes	2.125%	12/31/22	335	335,811
U.S. Treasury Notes	2.125%	02/29/24	270	268,544

TOTAL U.S. TREASURY OBLIGATIONS (cost $23,221,959)				22,730,349

TOTAL LONG-TERM INVESTMENTS (cost $47,298,770)				46,919,982

			Shares

SHORT-TERM INVESTMENTS — 0.1%

AFFILIATED MUTUAL FUNDS — 0.1%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)			61,542	61,542
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund(w)			40	40

TOTAL AFFILIATED MUTUAL FUNDS (cost $61,582)				61,582

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Notional Amount (000)#	Value

OPTION PURCHASED* — 0.0%

Call Option
10 Year U.S. Treasury Notes Futures, expiring 05/26/17, Strike Price $125.00 (cost $13,035)	18	$12,656

TOTAL SHORT-TERM INVESTMENTS (cost $74,617)		74,238

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 97.2% (cost $47,373,387)		46,994,220

OPTION WRITTEN* — (0.0)%

Call Option
10 Year U.S. Treasury Notes Futures, expiring 05/26/17, Strike Price $128.00 (premiums received $2,590)	18	(2,251)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 97.2% (cost $47,370,797)		46,991,969
Other assets in excess of liabilities(z) — 2.8%		1,350,550

NET ASSETS — 100.0%		$48,342,519

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $100,979 is approximately 0.2% of net assets.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
28	10 Year U.S. Treasury Notes	Jun. 2017	$ 3,473,739	$ 3,487,750	$14,011
2	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	316,066	321,250	5,184

					19,195

Short Positions:
67	2 Year U.S. Treasury Notes	Jun. 2017	14,510,202	14,502,359	7,843
249	5 Year U.S. Treasury Notes	Jun. 2017	29,264,380	29,313,914	(49,534)
8	20 Year U.S. Treasury Bonds	Jun. 2017	1,201,550	1,206,750	(5,200)

					(46,891)

					$(27,696)

Cash of $300,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at March 31, 2017.

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest rate swap agreements outstanding at March 31, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
4,840	09/09/17	0.539%	1 Day USOIS(1)	$304	$10,325	$10,021
4,710	10/18/17	0.607%	1 Day USOIS(1)	154	10,356	10,202
3,160	11/09/17	0.626%	1 Day USOIS(1)	157	7,857	7,700
380	07/11/18	0.947%	3 Month LIBOR(1)	151	2,416	2,265
346	08/02/18	1.614%	3 Month LIBOR(1)	(6,997)	(694)	6,303
14,000	10/03/18	1.566%	3 Month LIBOR(2)	213	12,090	11,877
310	06/15/21	1.105%	3 Month LIBOR(1)	77	10,847	10,770
645	05/31/22	2.217%	3 Month LIBOR(1)	153	(4,720)	(4,873)
390	08/31/22	1.745%	3 Month LIBOR(1)	152	6,934	6,782
3,100	10/09/22	1.728%	3 Month LIBOR(1)	167	61,699	61,532
1,700	12/21/22	1.949%	3 Month LIBOR(1)	159	16,092	15,933
125	08/15/23	1.463%	3 Month LIBOR(2)	151	(5,341)	(5,492)
11,800	12/31/23	0.000%	3 Month LIBOR(2)	236	743,308	743,072
10,600	12/31/23	0.000%	3 Month LIBOR(2)	—	398,837	398,837
10,230	12/31/23	0.000%	3 Month LIBOR(2)	(93,776)	(658,052)	(564,276)
210	11/12/25	2.263%	3 Month LIBOR(1)	152	924	772
12,385	05/31/21	1.953%	3 Month LIBOR(2)	5,718	(4,011)	(9,729)
825	05/31/21	1.849%	3 Month LIBOR(2)	153	(3,718)	(3,871)
824	05/31/21	1.948%	3 Month LIBOR(2)	153	(424)	(577)
2,960	08/31/21	2.015%	3 Month LIBOR(1)	1,133	3,249	2,116
680	08/15/23	1.459%	3 Month LIBOR(1)	30,909	29,220	(1,689)
479	11/15/23	2.209%	3 Month LIBOR(1)	153	(530)	(683)

				$(60,328)	$636,664	$696,992

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
3,750	12/31/23	0.000%	3 Month LIBOR(2)	$299,084	$—	$299,084	JPMorgan Chase
2,000	12/31/23	0.000%	3 Month LIBOR(2)	89,811	—	89,811	JPMorgan Chase

				$388,895	$—	$388,895

Cash of $500,000 and a U.S. Treasury Obligation with a market value of $816,957 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at March 31, 2017.

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 -	unadjusted quoted prices generally in active markets for identical securities.

Level 2 -	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 -	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$750,388	$—
Non-Residential Mortgage-Backed Securities	—	7,551,070	—
Commercial Mortgage-Backed Securities	—	6,072,067	—
Corporate Bonds	—	8,135,566	—
Non-Corporate Foreign Agencies	—	1,402,138	—

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Level 1	Level 2	Level 3
U.S. Government Agency Obligations	$—	$278,404	$—
U.S. Treasury Obligations	—	22,730,349	—
Affiliated Mutual Funds	61,582	—	—
Option Purchased	12,656	—	—
Option Written	(2,251)	—	—

Other Financial Instruments*
Futures Contracts	(27,696)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	696,992	—
OTC Interest Rate Swap Agreements	—	388,895	—

Total	$44,291	$48,005,869	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Interest rate contracts	$1,068,596

AST BOND PORTFOLIO 2024

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 82.4%

ASSET-BACKED SECURITIES — 10.7%

Collateralized Loan Obligations — 1.5%
Flagship Ltd. (Cayman Islands), Series 2013-7A, Class A1, 144A	2.500%(c)	01/20/26	250	$250,011

Non-Residential Mortgage-Backed Securities — 9.2%
American Express Credit Account Master Trust, Series 2014-1, Class B	1.412%(c)	12/15/21	200	200,636
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	1.712%(c)	05/15/20	100	100,248
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B	1.547%(c)	10/08/19	61	60,938
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%	09/20/19	200	199,970
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%	04/15/26	100	100,845
Ford Credit Floorplan Master Owner Trust, Series 2014-4, Class A2	1.262%(c)	08/15/19	300	300,223
Hyundai Auto Lease Securitization Trust, Series 2016-B, Class A2B, 144A	1.332%(c)	11/15/18	83	83,318
Navient Student Loan Trust, Series 2016-2, Class A1, 144A	1.732%(c)	06/25/65	57	56,868
Nissan Auto Lease Trust, Series 2016-A, Class A2B	1.292%(c)	08/15/18	82	82,430
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%	10/15/20	100	99,892
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	1.328%(c)	07/22/19	300	300,044

				1,585,412

TOTAL ASSET-BACKED SECURITIES (cost $1,832,875)				1,835,423

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.6%
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3	2.935%	04/10/48	40	39,352
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%	09/15/48	100	101,848
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.101%(c)	12/10/49	105	106,824
Commercial Mortgage Trust, Series 2014-LC15, Class A4	4.006%	04/10/47	40	42,259
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A1	1.454%	06/15/57	97	96,181
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class A2	3.230%	07/25/21	50	51,939
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%	01/25/26	120	118,917
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%	03/25/26	120	118,038
GS Mortgage Securities Trust, Series 2013-GC14, Class A3	3.526%	08/10/46	75	77,709
GS Mortgage Securities Trust, Series 2014-GC20, Class A3	3.680%	04/10/47	57	58,752
GS Mortgage Securities Trust, Series 2014-GC22, Class A3	3.516%	06/10/47	80	82,172
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%	07/10/48	100	102,376

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%	01/15/47	150	$152,460
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM	5.939%(c)	04/17/45	3	2,780
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%	12/15/47	80	80,357
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A3	2.592%	04/15/46	100	100,530
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%(c)	07/15/40	80	81,041
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%	05/15/48	150	152,892
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%	01/10/45	—(r)	11
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ	5.294%(c)	10/15/44	9	8,862
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A2	2.749%	03/15/50	60	60,539
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%	12/15/45	17	17,337

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,675,234)				1,653,176

CORPORATE BONDS — 10.4%

Banks — 3.1%
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%	01/11/23	105	105,652
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	10	11,249
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%	03/15/20	160	173,452
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.750%	06/23/20	160	162,087
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%	07/28/21	75	83,171

				535,611

Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%	07/15/22	10	9,883

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	15	15,860

Chemicals — 1.2%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	90	95,459
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	105	109,436

				204,895

Computers — 0.3%
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450%(c)	10/05/17	40	40,117
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%(c)	10/05/18	10	10,120

				50,237

Electric — 1.2%
Great Plains Energy, Inc., Sr. Unsec’d. Notes	3.150%	04/01/22	20	20,194

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%	06/15/23	180	$182,735

				202,929

Healthcare-Services — 0.7%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	120	119,910

Insurance — 0.4%
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	60	63,013
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	10	10,181

				73,194

Miscellaneous Manufacturing — 0.7%
General Electric Co., Sr. Unsec’d. Notes, MTN	3.100%	01/09/23	110	113,061

Oil & Gas — 0.1%
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%	06/01/18	20	21,051

Pharmaceuticals — 1.4%
Actavis Funding SCS, Gtd. Notes	3.450%	03/15/22	125	127,635
Merck & Co., Inc., Sr. Unsec’d. Notes	2.800%	05/18/23	110	110,449

				238,084

Pipelines — 0.9%
Enterprise Products Operating LLC, Gtd. Notes	3.350%	03/15/23	150	151,256
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	10	10,551

				161,807

Telecommunications — 0.3%
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	45	49,527

TOTAL CORPORATE BONDS (cost $1,746,781)				1,796,049

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.2%
Federal National Mortgage Assoc	1.125%	10/19/18	15	14,976
Federal National Mortgage Assoc	1.125%	12/14/18	35	34,916
Federal National Mortgage Assoc	1.500%	11/30/20	150	148,754

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $199,784)				198,646

U.S. TREASURY OBLIGATIONS — 50.5%
U.S. Treasury Bonds	2.500%	05/15/46	30	26,868
U.S. Treasury Bonds	2.875%	11/15/46	69	66,949
U.S. Treasury Bonds	4.250%	11/15/40	20	24,411
U.S. Treasury Bonds	4.750%	02/15/41	25	32,730
U.S. Treasury Notes	1.625%	04/30/23	2,750	2,672,013
U.S. Treasury Notes	1.875%	02/28/22	40	39,915
U.S. Treasury Notes	2.000%	11/30/22	2,700	2,689,980
U.S. Treasury Notes	2.125%	09/30/21	2,955	2,985,472
U.S. Treasury Notes	2.125%	02/29/24	20	19,892

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	2.250%	11/15/25	120	$118,964

TOTAL U.S. TREASURY OBLIGATIONS (cost $8,688,335)				8,677,194

TOTAL LONG-TERM INVESTMENTS (cost $14,143,009)				14,160,488

			Shares
SHORT-TERM INVESTMENTS — 11.8%

AFFILIATED MUTUAL FUND — 11.8%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w) (cost $2,022,062)			2,022,062	2,022,062

			Notional Amount (000)#

OPTION PURCHASED* — 0.0%

Call Option
10 Year U.S. Treasury Notes Futures, expiring 05/26/17, Strike Price $125.00 (cost $4,387)			6	4,219

TOTAL SHORT-TERM INVESTMENTS (cost $2,026,449)				2,026,281

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 94.2% (cost $16,169,458)				16,186,769

OPTION WRITTEN* — (0.0)%
Call Option
10 Year U.S. Treasury Notes Futures, expiring 05/26/17, Strike Price $128.00 (premiums received $879)			6	(751)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 94.2% (cost $16,168,579)				16,186,018
Other assets in excess of liabilities(z) — 5.8%				991,827

NET ASSETS — 100.0%				$17,177,845

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.
(r)	Principal amount is less than $500 par.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
2	10 Year U.S. Treasury Notes	Jun. 2017	$248,472	$ 249,125	$ 653
5	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	791,649	803,125	11,476

					12,129
Short Positions:
20	2 Year U.S. Treasury Notes	Jun. 2017	4,328,175	4,329,062	(887)
2	5 Year U.S. Treasury Notes	Jun. 2017	235,356	235,453	(97)
5	20 Year U.S. Treasury Bonds	Jun. 2017	750,843	754,219	(3,376)

					(4,360)
					$ 7,769

Cash of $280,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at March 31, 2017.

Interest rate swap agreements outstanding at March 31, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
935	10/18/17	0.607%	1 Day USOIS(1)	$ 151	$2,056	$1,905
445	11/09/17	0.626%	1 Day USOIS(1)	151	1,106	955
9,500	06/10/25	2.467%	3 Month LIBOR(2)	160	124,720	124,560
1,990	05/31/21	1.953%	3 Month LIBOR(2)	128	(644)	(772)
60	08/15/23	1.459%	3 Month LIBOR(1)	3,160	2,578	(582)

				$ 3,750	$129,816	$126,066

Cash of $674,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at March 31, 2017.

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 -	unadjusted quoted prices generally in active markets for identical securities.

Level 2 -	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 -	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$250,011	$—
Non-Residential Mortgage-Backed Securities	—	1,585,412	—
Commercial Mortgage-Backed Securities	—	1,653,176	—
Corporate Bonds	—	1,796,049	—
U.S. Government Agency Obligations	—	198,646	—
U.S. Treasury Obligations	—	8,677,194	—
Affiliated Mutual Fund	2,022,062	—	—
Option Purchased	4,219	—	—
Option Written	(751)	—	—
Other Financial Instruments*
Futures Contracts	7,769	—	—
Centrally Cleared Interest Rate Swap Agreements	—	126,066	—

Total	$2,033,299	$14,286,554	$ —

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Interest rate contracts	$137,303

AST BOND PORTFOLIO 2025

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.6%

ASSET-BACKED SECURITIES — 18.4%

Collateralized Loan Obligations — 4.2%
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.318%(c)	10/20/29	250	$250,116
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.073%(c)	04/15/25	250	249,983
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1A, 144A	2.434%(c)	11/07/25	500	500,324

				1,000,423

Non-Residential Mortgage-Backed Securities — 14.2%
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	1.712%(c)	05/15/20	100	100,248
ARI Fleet Lease Trust, Series 2015-A, Class A2, 144A	1.110%	11/15/18	173	173,295
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%	07/20/21	200	199,866
Ford Credit Auto Owner Trust, Series 2013-A, Class B	1.150%	07/15/18	103	102,558
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 144A	2.440%	01/15/27	500	504,239
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A(g)	1.412%(c)	05/15/20	400	401,109
Navient Student Loan Trust, Series 2016-2, Class A1, 144A	1.732%(c)	06/25/65	510	511,811
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%	10/15/20	300	299,677
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%	11/15/20	300	300,420
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	1.328%(c)	07/22/19	100	100,015
Wells Fargo Dealer Floorplan Master Note Trust, Series 2015-1, Class A	1.478%(c)	01/20/20	700	700,897

				3,394,135

TOTAL ASSET-BACKED SECURITIES (cost $4,369,850)				4,394,558

COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.0%
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%	02/10/51	252	255,404
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A2	2.790%	03/10/47	100	101,482
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A2	1.765%	10/15/45	45	44,998
Commercial Mortgage Trust, Series 2012-CR4, Class A2	1.801%	10/15/45	53	53,684
Commercial Mortgage Trust, Series 2014-CR19, Class A4	3.532%	08/10/47	110	113,337
Commercial Mortgage Trust, Series 2014-LC15, Class A4	4.006%	04/10/47	110	116,212
Commercial Mortgage Trust, Series 2014-LC17, Class A5	3.917%	10/10/47	500	524,506
Commercial Mortgage Trust, Series 2014-UBS2, Class A2	2.820%	03/10/47	150	151,353
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%	08/10/47	80	81,548

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%	01/10/47	153	$154,634
GS Mortgage Securities Trust, Series 2014-GC20, Class A4	3.721%	04/10/47	20	20,802
GS Mortgage Securities Trust, Series 2014-GC22, Class A3	3.516%	06/10/47	74	76,009
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A4	3.363%	07/15/45	25	25,655
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3	3.669%	04/15/47	90	93,307
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%	08/15/47	150	153,830
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%	12/15/47	74	74,330
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%	12/15/48	72	72,438
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ	5.294%(c)	10/15/44	15	14,770
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3FL, 144A	1.993%(c)	07/15/46	325	328,493
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5	3.767%(c)	07/15/58	120	124,314
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%	03/15/47	50	50,772

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,665,018)				2,631,878

CORPORATE BONDS — 13.0%

Auto Manufacturers — 0.9%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134%	08/04/25	200	200,975

Banks — 3.6%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%	01/22/24	100	104,454
Bank of America Corp., Sub. Notes, MTN	4.000%	01/22/25	85	84,910
Citigroup, Inc., Sub. Notes	3.875%	03/26/25	50	49,673
Citigroup, Inc., Sub. Notes	4.400%	06/10/25	75	76,419
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%	01/23/25	150	149,422
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	25	28,122
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.625%	05/13/24	130	132,950
JPMorgan Chase & Co., Sub. Notes	3.875%	09/10/24	50	50,679
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%	02/25/23	20	20,654
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.875%	04/29/24	70	72,040
Morgan Stanley, Sub. Notes, GMTN	4.350%	09/08/26	75	76,821

				846,144

Chemicals — 0.8%
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	190	198,026

Computers — 0.6%
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%(c)	10/05/18	150	151,807

Diversified Financial Services — 0.4%
Discover Financial Services, Sr. Unsec’d. Notes	3.750%	03/04/25	105	103,007

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric — 0.5%
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.400%	08/15/24	125	$127,270

Forest Products & Paper — 0.5%
International Paper Co., Sr. Unsec’d. Notes	3.000%	02/15/27	115	107,513

Insurance — 0.6%
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25	120	119,331
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	25	26,255

				145,586

Media — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.464%	07/23/22	230	242,542

Multi-National — 0.3%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	80	79,800

Oil & Gas — 0.7%
Nabors Industries, Inc., Gtd. Notes	5.000%	09/15/20	150	155,156

Pharmaceuticals — 1.4%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	75	75,014
Actavis Funding SCS, Gtd. Notes	3.450%	03/15/22	245	250,164

				325,178

Retail — 0.6%
CVS Health Corp., Sr. Unsec’d. Notes	3.375%	08/12/24	145	145,178

Software — 0.3%
Oracle Corp., Sr. Unsec’d. Notes	3.400%	07/08/24	75	76,995

Telecommunications — 0.8%
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	100	96,593
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	90	99,054

				195,647

TOTAL CORPORATE BONDS (cost $3,058,200)				3,100,824

NON-CORPORATE FOREIGN AGENCIES — 2.3%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN, RegS	2.000%	03/18/19	150	150,598
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, MTN, 144A	1.250%	03/12/18	200	199,554
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, MTN, 144A	1.000%	01/22/18	200	199,038

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $549,020)				549,190

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.6%
Federal National Mortgage Assoc.(hh)(k)	1.500%	11/30/20	1,820	1,804,876

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	1.625%	01/21/20	20	$20,037

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,838,287)				1,824,913

U.S. TREASURY OBLIGATIONS — 46.3%
U.S. Treasury Bonds	2.500%	02/15/45	105	94,348
U.S. Treasury Bonds	2.875%	11/15/46	85	82,473
U.S. Treasury Notes	1.625%	04/30/23	1,580	1,535,193
U.S. Treasury Notes	1.875%	02/28/22	650	648,604
U.S. Treasury Notes	2.125%	09/30/21	4,895	4,945,477
U.S. Treasury Notes	2.250%	02/15/27	245	241,871
U.S. Treasury Strips Coupon	2.363%(s)	08/15/30	1,210	838,326
U.S. Treasury Strips Coupon	2.519%(s)	08/15/25	740	602,549
U.S. Treasury Strips Coupon	2.783%(s)	08/15/29	500	357,978
U.S. Treasury Strips Coupon	2.878%(s)	05/15/31	500	337,430
U.S. Treasury Strips Coupon	3.042%(s)	11/15/35	1,000	576,571
U.S. Treasury Strips Coupon(hh)	3.103%(s)	11/15/34	550	327,983
U.S. Treasury Strips Coupon	3.202%(s)	08/15/40	1,000	481,292

TOTAL U.S. TREASURY OBLIGATIONS (cost $11,106,365)				11,070,095

TOTAL LONG-TERM INVESTMENTS (cost $23,586,740)				23,571,458

			Shares
SHORT-TERM INVESTMENTS — 1.1%

AFFILIATED MUTUAL FUNDS — 1.1%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)			251,200	251,200
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund(w)			9	9

TOTAL AFFILIATED MUTUAL FUNDS (cost $251,209)				251,209

			Notional Amount (000)#

OPTION PURCHASED* — 0.0%

Call Option
10 Year U.S. Treasury Notes Futures, expiring 05/26/17, Strike Price $125.00 (cost $6,517)			9	6,328

TOTAL SHORT-TERM INVESTMENTS (cost $257,726)				257,537

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 99.7% (cost $23,844,466)				23,828,995

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Notional Amount (000)#	Value
OPTION WRITTEN* — (0.0)%
Call Option
10 Year U.S. Treasury Notes Futures, expiring 05/26/17, Strike Price $128.00 (premiums received $1,295)	9	$(1,125)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 99.7% (cost $23,843,171)		23,827,870
Other assets in excess of liabilities(z) — 0.3%		65,308

NET ASSETS — 100.0%		$23,893,178

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $401,109 is approximately 1.7% of net assets.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Position:
6	2 Year U.S. Treasury Notes	Jun. 2017	$1,296,946	$1,298,719	$1,773

Short Positions:
83	5 Year U.S. Treasury Notes	Jun. 2017	9,753,746	9,771,305	(17,559)
29	10 Year U.S. Treasury Notes	Jun. 2017	3,602,220	3,612,312	(10,092)
16	20 Year U.S. Treasury Bonds	Jun. 2017	2,403,583	2,413,500	(9,917)
9	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	1,440,016	1,445,625	(5,609)

					(43,177)

					$(41,404)

A U.S. Government Agency Obligation with a market value of $386,759 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at March 31, 2017.

Interest rate swap agreements outstanding at March 31, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
15,365	09/09/17	0.539%	1 Day USOIS(1)	$108	$32,778	$32,670
3,000	06/12/22	2.242%	3 Month LIBOR(1)	31	(24,938)	(24,969)
17,180	12/31/25	0.000%	3 Month LIBOR(2)	287	(996,447)	(996,734)
8,800	12/31/25	0.000%	3 Month LIBOR(2)	220	1,096,318	1,096,098
835	05/31/21	1.953%	3 Month LIBOR(2)	574	(270)	(844)
353	05/31/21	1.948%	3 Month LIBOR(2)	151	(182)	(333)
2,135	08/31/21	2.015%	3 Month LIBOR(1)	927	2,344	1,417
2,770	08/15/23	1.459%	3 Month LIBOR(1)	133,432	119,031	(14,401)
239	11/15/23	2.209%	3 Month LIBOR(1)	151	(265)	(416)

				$135,881	$228,369	$92,488

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

A U.S. Government Agency Obligation and a U.S. Treasury Obligation with a combined market value of $1,525,457 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at March 31, 2017.

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	-	unadjusted quoted prices generally in active markets for identical securities.

Level 2	-	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	-	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$1,000,423	$—
Non-Residential Mortgage-Backed Securities	—	3,394,135	—
Commercial Mortgage-Backed Securities	—	2,631,878	—
Corporate Bonds	—	3,100,824	—
Non-Corporate Foreign Agencies	—	549,190	—
U.S. Government Agency Obligations	—	1,824,913	—
U.S. Treasury Obligations	—	11,070,095	—
Affiliated Mutual Funds	251,209	—	—
Option Purchased	6,328	—	—
Option Written	(1,125)	—	—
Other Financial Instruments*
Futures Contracts	(41,404)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	92,488	—

Total	$215,008	$23,663,946	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Interest rate contracts	$56,287

AST BOND PORTFOLIO 2026

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 97.7%

ASSET-BACKED SECURITIES — 16.4%

Collateralized Loan Obligations — 2.4%
Atrium X (Cayman Islands), Series 10A, Class A, 144A	2.143	%(c)	07/16/25	500	$500,459
Ballyrock CLO LLC (Cayman Islands), Series 2013-1A, Class A, 144A	2.232	%(c)	05/20/25	500	500,018
Benefit Street Partners CLO (Cayman Islands), Series 2017-11A, Class X, 144A^	—	%(c)(p)	04/15/29	250	249,999
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.318	%(c)	10/20/29	250	250,116
Carlyle Global Market Strategies CLO Ltd., Series 2014-2A, Class AR, 144A	2.289	%(c)	05/15/25	750	751,220
Flagship Ltd. (Cayman Islands), Series 2013-7A, Class A1, 144A	2.500	%(c)	01/20/26	1,500	1,500,064
Madison Park Funding Ltd. (Cayman Islands), Series 2013-11A, Class A2, 144A	2.341	%(c)	10/23/25	325	325,885
Race Point CLO Ltd. (Cayman Islands), Series 2012-7A, Class AR, 144A	2.238	%(c)	11/08/24	1,589	1,589,218
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.073	%(c)	04/15/25	250	249,983
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2017-1A, Class AR, 144A	2.290	%(c)	04/18/26	250	250,223
Voya CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.354	%(c)	04/18/26	750	752,139
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1A, 144A	2.434	%(c)	11/07/25	250	250,162

					7,169,486

Non-Residential Mortgage-Backed Securities — 14.0%
American Express Credit Account Master Trust, Series 2013-2, Class B	1.612	%(c)	05/17/21	800	805,131
American Express Credit Account Master Trust, Series 2014-1, Class B	1.412	%(c)	12/15/21	175	175,557
American Express Credit Account Master Trust, Series 2017-2, Class A	1.362	%(c)	09/16/24	1,700	1,710,696
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	1.712	%(c)	05/15/20	1,000	1,002,477
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A2B	1.407	%(c)	11/08/19	371	371,345
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class C	2.410%		07/08/22	200	198,173
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 144A	2.100%		03/20/19	1,200	1,203,038
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	900	900,913
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22	300	303,667
BA Credit Card Trust, Series 2014-A3, Class A.	1.202	%(c)	01/15/20	200	200,184
BA Credit Card Trust, Series 2015-A1, Class A.	1.242	%(c)	06/15/20	50	50,099
BA Credit Card Trust, Series 2016-A1, Class A.	1.302	%(c)	10/15/21	1,000	1,006,539
Bank of The West Auto Trust, Series 2015-1, Class A3, 144A	1.310%		10/15/19	685	684,921
BMW Vehicle Lease Trust, Series 2015-2, Class A2B	1.508	%(c)	01/22/18	160	160,032
CarMax Auto Owner Trust, Series 2015-3, Class A2B	1.362	%(c)	11/15/18	96	96,026

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
CarMax Auto Owner Trust, Series 2016-3, Class A2	1.170%	08/15/19	1,569	$1,567,888
Chase Issuance Trust, Series 2013-A3, Class A3	1.192%(c)	04/15/20	200	200,358
Chase Issuance Trust, Series 2015-A1, Class A1	1.232%(c)	02/18/20	100	100,232
Chase Issuance Trust, Series 2016-A1, Class A	1.322%(c)	05/17/21	1,100	1,106,068
Chase Issuance Trust, Series 2016-A3, Class A3	1.462%(c)	06/15/23	700	707,200
Chase Issuance Trust, Series 2017-A1, Class A	1.212%(c)	01/18/22	1,600	1,604,001
Citibank Credit Card Issuance Trust, Series 2016-A2, Class A2	2.190%	11/20/23	1,500	1,497,959
Citibank Credit Card Issuance Trust, Series 2016-A3, Class A3	1.324%(c)	12/07/23	1,500	1,510,601
Discover Card Execution Note Trust, Series 2015-A2, Class A	1.900%	10/17/22	200	199,825
Discover Card Execution Note Trust, Series 2017-A1, Class A1	1.402%(c)	07/15/24	1,200	1,207,665
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%	02/22/21	169	169,030
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%	09/20/21	251	251,026
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 144A	1.740%	02/22/22	700	698,496
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%	07/20/22	900	900,862
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%	04/15/26	300	302,538
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 144A	2.440%	01/15/27	700	705,934
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%	12/15/27	2,200	2,169,878
Ford Credit Floorplan Master Owner Trust, Series 2015-4, Class A2	1.512%(c)	08/15/20	1,000	1,004,738
Ford Credit Floorplan Master Owner Trust, Series 2016-4, Class A	1.442%(c)	07/15/20	600	601,816
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A2	1.372%(c)	11/15/21	900	904,702
GM Financial Automobile Leasing Trust, Series 2015-3, Class A2B	1.558%(c)	06/20/18	267	266,924
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A(g)	1.412%(c)	05/15/20	300	300,832
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 144A(g)	1.762%(c)	05/17/21	400	403,918
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A2, 144A(g)	1.482%(c)	01/18/22	1,500	1,504,915
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 144A	2.670%	09/25/21	400	396,530
Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 144A	2.320%	03/25/20	500	498,070
Hyundai Auto Lease Securitization Trust, Series 2016-B, Class A2B, 144A	1.332%(c)	11/15/18	499	499,906
Hyundai Auto Lease Securitization Trust, Series 2017-A, Class A2B, 144A	1.212%(c)	07/15/19	700	700,720
John Deere Owner Trust, Series 2015-B, Class A2	0.980%	06/15/18	77	76,866
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	1.172%(c)	08/16/21	1,300	1,302,798
Mercedes-Benz Auto Lease Trust, Series 2015-B, Class A2B	1.432%(c)	01/16/18	32	32,409

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Navient Student Loan Trust, Series 2016-2, Class A1, 144A	1.732%(c)	06/25/65	1,233	$1,236,876
Navient Student Loan Trust, Series 2016-6A, Class A1, 144A	1.462%(c)	03/25/66	244	244,543
Navient Student Loan Trust, Series 2017-1A, Class A1, 144A	1.170%(c)	07/26/66	1,000	1,000,342
Nissan Auto Lease Trust, Series 2016-A, Class A2B	1.292%(c)	08/15/18	494	494,581
Nissan Auto Receivables Owner Trust, Series 2014-A, Class A3	0.720%	08/15/18	87	87,180
Nissan Master Owner Trust Receivables, Series 2016-A, Class A1	1.552%(c)	06/15/21	2,200	2,216,452
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%	10/15/20	3,100	3,096,662
SunTrust Auto Receivables Trust, Series 2015-1A, Class A3, 144A	1.420%	09/16/19	824	823,756
Synchrony Credit Card Master Note Trust, Series 2015-3, Class A	1.740%	09/15/21	200	200,281
Wells Fargo Dealer Floorplan Master Note Trust, Series 2014-1, Class A	1.358%(c)	07/20/19	800	801,257
World Omni Auto Receivables Trust, Series 2014-A, Class A3	0.940%	04/15/19	178	178,196

				42,643,629

TOTAL ASSET-BACKED SECURITIES (cost $49,704,800)				49,813,115

COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.6%
Banc of America Commercial Mortgage Trust, Series 2008-1, Class A1A	6.403%(c)	02/10/51	2,292	2,333,102
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A2	2.950%	11/10/49	1,800	1,743,520
COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AMFX	5.526%(c)	04/15/47	600	603,060
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.310%(c)	12/10/49	1,626	1,648,133
Commercial Mortgage Trust, Series 2013-LC13, Class A2	3.009%	08/10/46	400	406,972
Commercial Mortgage Trust, Series 2013-LC13, Class A3	3.689%	08/10/46	530	545,506
Commercial Mortgage Trust, Series 2014-CR18, Class A3	3.528%	07/15/47	400	414,458
Commercial Mortgage Trust, Series 2014-LC17, Class A5	3.917%	10/10/47	206	216,096
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%	06/10/47	300	304,336
Commercial Mortgage Trust, Series 2014-UBS5, Class A4	3.838%	09/10/47	215	223,690
Commercial Mortgage Trust, Series 2015-CR22, Class A3	3.207%	03/10/48	100	102,812
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.359%	10/10/48	600	604,815
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%	07/10/48	600	609,567
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class A2	3.527%(c)	10/25/23	180	190,342

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%	01/25/26	1,500	$1,486,461
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%	03/25/26	1,500	1,475,471
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%	01/10/47	57	57,988
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%	07/10/48	600	614,255
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%	01/15/47	1,200	1,219,680
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3	3.669%	04/15/47	60	62,205
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A1	1.451%	09/15/47	741	738,745
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM .	5.939%(c)	04/17/45	17	16,682
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A1A .	5.829%(c)	02/12/49	199	198,515
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A3, 144A	4.388%	02/15/46	1,129	1,152,970
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI, Class A, 144A	2.798%	10/05/31	950	955,944
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%(c)	07/15/40	625	633,134
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2	3.101%	12/15/47	150	153,894
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%	07/15/50	800	814,430
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3	3.211%	10/15/48	315	316,372
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A2	3.261%	05/15/48	600	620,139
Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A3	2.791%	11/15/49	2,600	2,502,346
Morgan Stanley Capital I Trust, Series 2016-UB12, Class A3	3.337%	12/15/49	1,600	1,611,036
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A1	0.779%	03/10/46	95	94,206
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3FL, 144A	1.993%(c)	07/15/46	3,000	3,032,243
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A2	2.552%	06/15/48	800	807,318
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A3	3.368%	06/15/48	500	504,028
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A3	3.086%	04/15/50	100	102,127
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A3	3.374%	12/15/59	1,600	1,603,890
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A2	2.749%	03/15/50	1,400	1,412,577

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $32,771,078)				32,133,065

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS — 12.1%

Agriculture — 0.1%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.500%	06/15/22	275	$280,505
Reynolds American, Inc., Gtd. Notes	4.000%	06/12/22	155	162,683

				443,188

Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134%	08/04/25	905	909,414
General Motors Financial Co., Inc., Gtd. Notes	4.300%	07/13/25	935	949,552

				1,858,966

Banks — 3.5%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.248%	10/21/27	490	466,401
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%	01/22/24	585	611,054
Bank of America Corp., Sub. Notes, MTN	4.450%	03/03/26	595	610,200
Citigroup, Inc., Sr. Unsec’d. Notes	3.400%	05/01/26	925	901,282
Citigroup, Inc., Sub. Notes	3.875%	03/26/25	250	248,365
Citigroup, Inc., Sub. Notes	4.400%	06/10/25	385	392,283
Discover Bank, Sr. Unsec’d. Notes	3.450%	07/27/26	750	719,953
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%	01/23/25	525	522,979
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%	11/16/26	280	273,733
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%	05/22/25	835	845,294
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%	01/26/27	385	386,878
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%	07/08/24	55	56,338
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.000%	03/03/24	370	383,611
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.950%	10/01/26	390	370,798
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.125%	01/23/25	580	569,891
JPMorgan Chase & Co., Sub. Notes	3.625%	12/01/27	275	266,797
JPMorgan Chase & Co., Sub. Notes	4.250%	10/01/27	550	563,487
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.700%	10/23/24	560	568,048
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.125%	07/27/26	870	830,393
Morgan Stanley, Sub. Notes, GMTN	4.350%	09/08/26	720	737,478
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, MTN, 144A	1.875%	09/17/18	200	199,993

				10,525,256

Biotechnology — 0.5%
Amgen, Inc., Sr. Unsec’d. Notes	2.600%	08/19/26	275	254,914
Biogen, Inc., Sr. Unsec’d. Notes	3.625%	09/15/22	510	526,010
Celgene Corp., Sr. Unsec’d. Notes	3.550%	08/15/22	495	509,906
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.650%	03/01/26	210	211,906

				1,502,736

Commercial Services — 0.1%
Equifax, Inc., Sr. Unsec’d. Notes	3.250%	06/01/26	450	435,213

Computers — 0.7%
Apple, Inc., Sr. Unsec’d. Notes	3.000%	02/09/24	100	100,859
Apple, Inc., Sr. Unsec’d. Notes	3.200%	05/13/25	1,680	1,697,232
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450%(c)	10/05/17	395	396,153

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers (cont’d.)
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%(c)	10/05/18	75	$75,904

				2,270,148

Diversified Financial Services — 0.0%
Discover Financial Services, Sr. Unsec’d. Notes	3.750%	03/04/25	20	19,620

Electric — 0.8%
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	2.400%	09/01/26	240	225,767
Dominion Resources, Inc., Sr. Unsec’d. Notes	2.850%	08/15/26	60	56,026
Duke Energy Carolinas LLC, First Ref. Mortgage	2.950%	12/01/26	810	796,837
Duke Energy Corp., Sr. Unsec’d. Notes	2.650%	09/01/26	150	139,757
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.500%	06/15/25	60	61,324
PacifiCorp, First Mortgage	3.350%	07/01/25	160	162,413
Southern Power Co., Sr. Unsec’d. Notes	1.950%	12/15/19	460	456,615
Virginia Electric & Power Co., Sr. Unsec’d. Notes	2.950%	11/15/26	495	483,151

				2,381,890

Food — 0.1%
Kraft Heinz Foods Co., Gtd. Notes	3.950%	07/15/25	300	304,555

Forest Products & Paper — 0.0%
International Paper Co., Sr. Unsec’d. Notes	3.000%	02/15/27	115	107,513

Healthcare-Products — 0.1%
Becton Dickinson and Co., Sr. Unsec’d. Notes	3.734%	12/15/24	47	48,381
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25	400	409,298

				457,679

Healthcare-Services — 0.3%
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	2.750%	02/15/23	210	209,471
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.450%	01/15/27	585	593,332

				802,803

Insurance — 0.4%
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25	915	909,897
Principal Financial Group, Inc., Gtd. Notes	3.100%	11/15/26	185	180,134

				1,090,031

Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.464%	07/23/22	455	479,812
Comcast Corp., Gtd. Notes	2.350%	01/15/27	120	109,953
Comcast Corp., Gtd. Notes	3.375%	02/15/25	300	303,814

				893,579

Multi-National — 0.5%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	920	917,697
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	560	550,984

				1,468,681

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas — 1.2%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	5.550%	03/15/26	1,675	$1,858,885
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	650	653,335
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150%	06/15/19	600	649,867
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21	350	367,239

				3,529,326

Pharmaceuticals — 1.2%
AbbVie, Inc., Sr. Unsec’d. Notes	2.900%	11/06/22	25	24,906
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	1,150	1,150,217
Actavis Funding SCS, Gtd. Notes	3.450%	03/15/22	85	86,792
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25	1,825	1,841,649
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.750%	09/15/25	290	298,843
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200%	09/23/26	425	404,695

				3,807,102

Pipelines — 0.1%
Enterprise Products Operating LLC, Gtd. Notes	3.750%	02/15/25	250	251,425

Retail — 0.2%
CVS Health Corp., Sr. Unsec’d. Notes	3.375%	08/12/24	375	375,459
CVS Health Corp., Sr. Unsec’d. Notes	3.875%	07/20/25	155	159,704

				535,163

Software — 1.0%
Fiserv, Inc., Sr. Unsec’d. Notes	3.850%	06/01/25	475	487,679
Microsoft Corp., Sr. Unsec’d. Notes	2.375%	02/12/22	15	15,041
Microsoft Corp., Sr. Unsec’d. Notes	3.125%	11/03/25	1,685	1,700,868
Oracle Corp., Sr. Unsec’d. Notes	2.400%	09/15/23	650	632,716
Oracle Corp., Sr. Unsec’d. Notes	2.950%	05/15/25	100	98,707

				2,935,011

Telecommunications — 0.4%
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	115	111,081
AT&T, Inc., Sr. Unsec’d. Notes	3.950%	01/15/25	225	226,898
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/24	325	322,269
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.125%	03/16/27	475	483,047

				1,143,295

TOTAL CORPORATE BONDS (cost $37,066,863)				36,763,180

NON-CORPORATE FOREIGN AGENCIES — 1.8%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN, RegS	2.000%	03/18/19	1,450	1,455,786
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, MTN, 144A	1.250%	03/12/18	1,700	1,696,206
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, MTN, 144A	1.000%	01/22/18	1,200	1,194,228
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN, 144A	2.250%	01/30/19	500	501,932
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN, RegS	2.250%	01/30/19	500	501,932

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

NON-CORPORATE FOREIGN AGENCIES (Continued)
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%	10/25/23	200	$191,338

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $5,548,350)				5,541,422

SOVEREIGN BONDS — 0.2%
Kingdom of Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A, RegS	1.125%	08/03/19	200	197,238
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, RegS	2.125%	05/19/20	500	495,738

TOTAL SOVEREIGN BONDS (cost $695,806)				692,976

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.2%
Federal Home Loan Banks	1.000%	12/19/17	1,760	1,759,653
Federal Home Loan Banks	1.375%	02/18/21	4,570	4,500,047
Federal Home Loan Mortgage Corp.	2.375%	01/13/22	5,220	5,314,378
Federal National Mortgage Assoc.(k)	1.125%	07/20/18	1,405	1,404,116
Federal National Mortgage Assoc.	1.875%	09/24/26	100	92,957
Federal National Mortgage Assoc.(k)	2.125%	04/24/26	3,675	3,511,790
Federal National Mortgage Assoc.	2.625%	09/06/24	4,480	4,548,436
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%	09/18/23	560	663,345

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $22,306,747)				21,794,722

U.S. TREASURY OBLIGATIONS — 49.4%
U.S. Treasury Bonds	2.500%	02/15/45	4,540	4,079,440
U.S. Treasury Bonds	2.875%	05/15/43	5,190	5,053,155
U.S. Treasury Bonds(a)	2.875%	11/15/46	975	946,016
U.S. Treasury Bonds	3.000%	11/15/44	260	258,812
U.S. Treasury Bonds	4.250%	11/15/40	2,150	2,624,176
U.S. Treasury Bonds	4.750%	02/15/41	1,760	2,304,157
U.S. Treasury Bonds	8.125%	08/15/21	840	1,060,204
U.S. Treasury Notes	1.375%	04/30/21	22,760	22,377,700
U.S. Treasury Notes(hh)	1.625%	04/30/23	33,320	32,375,078
U.S. Treasury Notes	1.750%	02/28/22	355	351,865
U.S. Treasury Notes	1.750%	03/31/22	5,915	5,860,008
U.S. Treasury Notes	2.000%	11/30/22	22,670	22,585,872
U.S. Treasury Notes	2.125%	09/30/21	46,960	47,444,252
U.S. Treasury Notes	2.125%	02/29/24	795	790,714
U.S. Treasury Notes	2.250%	02/15/27	1,745	1,722,711

TOTAL U.S. TREASURY OBLIGATIONS (cost $151,619,199)				149,834,160

TOTAL LONG-TERM INVESTMENTS (cost $299,712,843)				296,572,640

			Shares

SHORT-TERM INVESTMENTS — 2.4%

AFFILIATED MUTUAL FUNDS — 2.4%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)			4,556,412	4,556,412

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value

AFFILIATED MUTUAL FUNDS (Continued)
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $2,692,371; includes $2,689,053 of cash collateral for securities on loan)(b)(w)	2,691,833	$2,692,371

TOTAL AFFILIATED MUTUAL FUNDS (cost $7,248,783)		7,248,783

	Notional Amount (000)#

OPTION PURCHASED* — 0.0%

Call Option
10 Year U.S. Treasury Notes Futures, expiring 05/26/17, Strike Price $125.00 (cost $85,227)	118	82,969

TOTAL SHORT-TERM INVESTMENTS (cost $7,334,010)		7,331,752

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 100.1% (cost $307,046,853)		303,904,392

OPTION WRITTEN* — (0.0)%

Call Options
10 Year U.S. Treasury Notes Futures, expiring 05/26/17, Strike Price $128.00 (premiums received $16,898)	118	(14,750)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 100.1% (cost $307,029,955)		303,889,642

Liabilities in excess of other assets(z) — (0.1)%		(157,943)

NET ASSETS — 100.0%		$303,731,699

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $249,999 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,641,272; cash collateral of $2,689,053 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $2,209,665 is approximately 0.7% of net assets.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(p)	Interest rate not available as of March 31, 2017.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Short Positions:
294	2 Year U.S. Treasury Notes	Jun. 2017	$63,534,895	$ 63,637,219	$ (102,324)
282	5 Year U.S. Treasury Notes	Jun. 2017	33,087,328	33,198,891	(111,563)
561	10 Year U.S. Treasury Notes	Jun. 2017	69,611,637	69,879,563	(267,926)
71	20 Year U.S. Treasury Bonds	Jun. 2017	10,664,713	10,709,906	(45,193)
47	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	7,455,828	7,549,375	(93,547)

					$ (620,553)

U.S. Government Agency Obligations with a combined market value of $1,903,135 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at March 31, 2017.

Interest rate swap agreements outstanding at March 31, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
15,000	06/12/17	0.980%	3 Month LIBOR(1)	$184	$5,119	$4,935
18,965	09/09/17	0.539%	1 Day USOIS(1)	317	40,458	40,141
16,280	10/18/17	0.607%	1 Day USOIS(1)	164	35,794	35,630
13,990	11/09/17	0.626%	1 Day USOIS(1)	181	34,785	34,604
9,000	06/12/18	1.355%	3 Month LIBOR(1)	170	8,015	7,845
15,000	06/12/20	1.896%	3 Month LIBOR(1)	211	(20,661)	(20,872)
4,205	01/06/21	1.750%	3 Month LIBOR(2)	167	(26,393)	(26,560)
5,280	01/08/21	1.683%	3 Month LIBOR(2)	179	(46,203)	(46,382)
2,120	06/15/21	1.105%	3 Month LIBOR(1)	112	74,176	74,064
16,000	12/08/21	1.775%	3 Month LIBOR(1)	237	177,059	176,822
3,100	05/31/22	2.200%	3 Month LIBOR(1)	1,674	(20,100)	(21,774)
1,875	05/31/22	2.217%	3 Month LIBOR(1)	160	(13,722)	(13,882)
14,000	06/12/22	2.242%	3 Month LIBOR(1)	226	(116,375)	(116,601)
7,000	08/10/22	2.053%	3 Month LIBOR(1)	188	11,753	11,565
1,270	08/31/22	1.745%	3 Month LIBOR(1)	157	22,582	22,425
14,100	10/09/22	1.728%	3 Month LIBOR(1)	226	280,631	280,405
50,000	12/08/23	1.963%	3 Month LIBOR(1)	513	739,688	739,175
460	02/12/24	2.078%	3 Month LIBOR(1)	153	4,399	4,246
1,800	03/02/25	2.118%	3 Month LIBOR(2)	164	(23,648)	(23,812)
3,200	03/12/25	2.243%	3 Month LIBOR(2)	176	(13,322)	(13,498)
40,000	05/12/25	2.229%	3 Month LIBOR(2)	425	(240,361)	(240,786)
34,000	06/12/25	2.556%	3 Month LIBOR(2)	422	621,560	621,138
38,000	06/23/26	1.565%	3 Month LIBOR(2)	566,083	(2,512,880)	(3,078,963)
25,000	09/14/26	1.535%	3 Month LIBOR(2)	332	(1,788,933)	(1,789,265)
87,000	10/20/26	1.583%	3 Month LIBOR(2)	(803,221)	(5,951,829)	(5,148,608)
75,000	11/14/26	1.981%	3 Month LIBOR(2)	(281,251)	(2,569,881)	(2,288,630)
24,200	12/06/26	2.266%	3 Month LIBOR(2)	297	(230,639)	(230,936)
5,000	12/31/26	0.000%	3 Month LIBOR(2)	190	193,500	193,310
15,000	05/12/30	2.441%	3 Month LIBOR(2)	257	(156,359)	(156,616)
11,000	06/17/30	2.692%	3 MonthLIBOR(2)	260	198,932	198,672
4,800	10/26/30	2.268%	3 Month LIBOR(1)	193	142,210	142,017
4,590	05/31/21	1.948%	3 Month LIBOR(2)	169	(2,360)	(2,529)
12,800	08/31/21	2.015%	3 Month LIBOR(1)	3,782	14,052	10,270
1,235	08/15/23	1.459%	3 Month LIBOR(1)	50,788	53,070	2,282
2,994	11/15/23	2.209%	3 Month LIBOR(1)	166	(3,313)	(3,479)
10	11/15/23	2.217%	3 Month LIBOR(1)	(10)	(16)	(6)
25,600	03/13/27	2.531%	3 Month LIBOR(2)	(41,204)	334,824	376,028

				$(496,763)	$(10,744,388)	$(10,247,625)

A U.S. Treasury Obligation with a market value of $13,267,758 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at March 31, 2017.

(1) The Portfolio pays the fixed rate and receives the floating rate.

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$6,919,487	$249,999
Non-Residential Mortgage-Backed Securities	—	42,643,629	—
Commercial Mortgage-Backed Securities	—	32,133,065	—
Corporate Bonds	—	36,763,180	—
Non-Corporate Foreign Agencies	—	5,541,422	—
Sovereign Bonds	—	692,976	—
U.S. Government Agency Obligations	—	21,794,722	—
U.S. Treasury Obligations	—	149,834,160	—
Affiliated Mutual Funds	7,248,783	—	—
Option Purchased	82,969	—	—
Option Written	(14,750)	—	—
Other Financial Instruments*
Futures Contracts	(620,553)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(10,247,625)	—

Total	$6,696,449	$286,075,016	$249,999

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Interest rate contracts	$(10,799,959)

AST BOND PORTFOLIO 2027

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 98.2%

ASSET-BACKED SECURITIES — 16.2%

Collateralized Loan Obligations — 3.7%
Atrium X (Cayman Islands), Series 10A, Class A, 144A	2.143%(c)	07/16/25	500	$500,459
Ballyrock CLO LLC (Cayman Islands), Series 2013-1A, Class A, 144A	2.232%(c)	05/20/25	500	500,018
Benefit Street Partners CLO (Cayman Islands), Series 2017-11A, Class X, 144A^	—%(c)(p)	04/15/29	500	500,000
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.173%(c)	04/17/25	500	500,428
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.318%(c)	10/20/29	250	250,116
Carlyle Global Market Strategies CLO Ltd., Series 2014-2A, Class AR, 144A	2.289%(c)	05/15/25	750	751,220
Carlyle Global Market Strategies CLO Ltd., Series 2014-3A, Class A1AR, 144A	2.187%(c)	07/27/26	500	500,388
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.232%(c)	07/15/26	1,000	998,763
Flagship CLO VIII Ltd. (Cayman Islands), Series 2014-8A, Class AR, 144A	2.085%(c)	01/16/26	250	250,074
Flagship Ltd. (Cayman Islands), Series 2013-7A, Class A1, 144A	2.500%(c)	01/20/26	1,500	1,500,064
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.339%(c)	05/15/26	750	749,960
MP CLO III Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	2.210%(c)	04/20/25	1,300	1,299,405
Ocean Trails CLO IV (Cayman Islands), Series 2013-4A, Class A, 144A	2.334%(c)	08/13/25	500	500,648
OHA Credit Partners Ltd. (Cayman Islands), Series 2013-8A, Class A, 144A	2.150%(c)	04/20/25	750	750,635
Race Point CLO Ltd. (Cayman Islands), Series 2012-7A, Class AR, 144A	2.238%(c)	11/08/24	1,869	1,869,669
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2017-1A, Class AR, 144A	2.290%(c)	04/18/26	250	250,223
Voya CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.354%(c)	04/18/26	1,000	1,002,852
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A^	2.368%(c)	04/20/26	750	753,375

				13,428,297

Non-Residential Mortgage-Backed Securities — 12.5%
Ally Master Owner Trust, Series 2017-1, Class A	1.177%(c)	02/15/21	1,300	1,302,682
American Express Credit Account Master Trust, Series 2014-1, Class B	1.412%(c)	12/15/21	200	200,636
American Express Credit Account Master Trust, Series 2017-2, Class A	1.362%(c)	09/16/24	3,800	3,823,909
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	1.712%(c)	05/15/20	1,500	1,503,715
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2B	1.597%(c)	06/10/19	20	20,236
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class C	2.410%	07/08/22	100	99,086
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 144A	2.100%	03/20/19	200	200,506
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%	09/20/19	200	199,971

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%	07/20/21	1,100	$1,099,263
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%	12/20/21	800	800,811
BA Credit Card Trust, Series 2014-A1, Class A	1.292%(c)	06/15/21	210	210,897
BA Credit Card Trust, Series 2016-A1, Class A	1.302%(c)	10/15/21	200	201,308
CarMax Auto Owner Trust, Series 2015-3, Class A2B	1.362%(c)	11/15/18	58	57,616
CarMax Auto Owner Trust, Series 2016-2, Class A2B	1.382%(c)	06/17/19	882	883,250
Chase Issuance Trust, Series 2013-A3, Class A3	1.192%(c)	04/15/20	400	400,715
Chase Issuance Trust, Series 2016-A1, Class A	1.322%(c)	05/17/21	200	201,103
Chase Issuance Trust, Series 2017-A1, Class A	1.212%(c)	01/18/22	1,900	1,904,751
Chase Issuance Trust, Series 2017-A2, Class A	1.291%(c)	03/15/24	800	801,938
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A2, 144A	1.360%	01/15/20	900	898,979
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%	09/20/19	500	510,074
Citibank Credit Card Issuance Trust, Series 2016-A2, Class A2	2.190%	11/20/23	1,800	1,797,551
Citibank Credit Card Issuance Trust, Series 2016-A3, Class A3	1.324%(c)	12/07/23	1,800	1,812,721
Discover Card Execution Note Trust, Series 2017-A1, Class A1	1.402%(c)	07/15/24	1,400	1,408,943
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%	07/20/22	1,100	1,101,054
Ford Credit Auto Lease Trust, Series 2016-A, Class A2B	1.452%(c)	11/15/18	31	30,621
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%	04/15/26	200	201,692
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 144A	2.310%	08/15/27	1,900	1,899,807
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%	12/15/27	1,100	1,084,939
Ford Credit Auto Owner Trust/Ford Credit, Series 2017-1, Class A, 144A	2.620%	08/15/28	1,400	1,407,433
Ford Credit Floorplan Master Owner Trust, Series 2014-4, Class A2	1.262%(c)	08/15/19	3,400	3,402,524
Ford Credit Floorplan Master Owner Trust, Series 2016-4, Class A	1.442%(c)	07/15/20	200	200,606
GM Financial Automobile Leasing Trust, Series 2016-2, Class A2B	1.478%(c)	10/22/18	83	82,778
GM Financial Automobile Leasing Trust, Series 2016-3, Class A2B	1.338%(c)	02/20/19	197	197,610
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 144A(g)	1.762%(c)	05/17/21	100	100,979
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A2, 144A(g)	1.482%(c)	01/18/22	1,700	1,705,571
Hertz Vehicle Financing LLC, Series 2016-3A, Class A, 144A	2.270%	07/25/20	100	99,234
Huntington Auto Trust, Series 2016-1, Class A3	1.590%	11/16/20	1,700	1,697,551
Hyundai Auto Lease Securitization Trust, Series 2016-A, Class A2A, 144A	1.330%	07/16/18	66	66,298
Hyundai Auto Lease Securitization Trust, Series 2017-A, Class A2B, 144A	1.212%(c)	07/15/19	800	800,823
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	1.172%(c)	08/16/21	1,500	1,503,228

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Navient Student Loan Trust, Series 2016-2, Class A1, 144A	1.732%(c)	06/25/65	1,233	$1,236,876
Navient Student Loan Trust, Series 2016-6A, Class A1, 144A	1.462%(c)	03/25/66	488	489,086
Navient Student Loan Trust, Series 2017-1A, Class A1, 144A	1.170%(c)	07/26/66	1,200	1,200,411
Nissan Auto Lease Trust, Series 2015-B, Class A2A	1.180%	12/15/17	38	37,700
Nissan Auto Lease Trust, Series 2016-B, Class A2B	1.192%(c)	12/17/18	196	196,165
Nissan Master Owner Trust Receivables, Series 2016-A, Class A1	1.552%(c)	06/15/21	1,900	1,914,209
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%	10/15/20	3,600	3,596,124
Santander Drive Auto Receivables Trust (Spain), Series 2016-2, Class A2B	1.562%(c)	07/15/19	49	48,923
World Omni Auto Receivables Trust, Series 2016-A, Class A2	1.320%	12/16/19	32	31,936

				44,674,839

TOTAL ASSET-BACKED SECURITIES (cost $58,041,712)				58,103,136

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.3%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class AM	5.786%(c)	04/10/49	8	8,132
Banc of America Commercial Mortgage Trust, Series 2008-1, Class A1A	6.403%(c)	02/10/51	573	583,275
CD Commercial Mortgage Trust, Series 2007-CD5, Class A1A	5.800%(c)	11/15/44	37	37,660
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A2	2.950%	11/10/49	2,000	1,937,244
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A3	2.646%	07/10/49	500	476,565
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.310%(c)	12/10/49	1,660	1,682,469
Commercial Mortgage Trust, Series 2013-CR6, Class A2	2.122%	03/10/46	260	261,058
Commercial Mortgage Trust, Series 2014-CR21, Class A3	3.528%	12/10/47	240	245,730
Commercial Mortgage Trust, Series 2014-LC17, Class A3	3.723%	10/10/47	115	118,297
Commercial Mortgage Trust, Series 2014-UBS2, Class A2	2.820%	03/10/47	130	131,172
Commercial Mortgage Trust, Series 2014-UBS4, Class A5	3.694%	08/10/47	155	159,908
Commercial Mortgage Trust, Series 2015-PC1, Class A2	3.148%	07/10/50	1,035	1,057,963
Commercial Mortgage Trust, Series 2016-COR1, Class A3	2.826%	10/10/49	1,600	1,539,485
Commercial Mortgage Trust, Series 2016-DC2, Class A5	3.765%	02/10/49	390	402,636
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A1	1.454%	06/15/57	284	282,132
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A2	2.662%	01/15/49	150	151,443

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%	03/25/26	200	$196,730
GS Mortgage Securities Trust, Series 2013-GC14, Class A3	3.526%	08/10/46	200	207,223
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%	01/10/47	550	555,715
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class A2	3.019%	08/15/46	1,070	1,087,473
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%	01/15/47	1,300	1,321,320
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A1	1.451%	09/15/47	741	738,745
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2	2.773%	10/15/48	130	132,048
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A5	3.822%	07/15/48	1,695	1,761,377
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class A2	2.882%	12/15/49	1,400	1,356,994
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A3, 144A	4.388%	02/15/46	247	252,766
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A2	1.677%	12/15/47	460	460,222
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%	12/15/47	2,000	1,986,653
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI, Class A, 144A	2.798%	10/05/31	1,100	1,106,882
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%(c)	07/15/40	163	164,711
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL, 144A	6.114%	07/15/40	50	50,002
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3	3.211%	10/15/48	370	371,612
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A4	2.840%	11/15/49	1,100	1,059,365
Morgan Stanley Capital I Trust, Series 2016-UB12, Class A3	3.337%	12/15/49	1,900	1,913,106
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%	05/10/63	1,105	1,126,670
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A1A	6.053%(c)	02/15/51	41	40,966
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3FL, 144A	1.993%(c)	07/15/46	3,625	3,663,960
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A3	2.807%	11/15/59	1,100	1,057,630
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A3	3.374%	12/15/59	1,900	1,904,619
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A2	2.749%	03/15/50	1,600	1,614,374

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $33,870,794)				33,206,332

CORPORATE BONDS — 12.0%

Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134%	08/04/25	1,075	1,080,243
General Motors Financial Co., Inc., Gtd. Notes	3.700%	05/09/23	20	20,075

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc., Gtd. Notes	4.300%	07/13/25	1,090	$1,106,965

				2,207,283

Banks — 4.0%
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.500%	04/19/26	750	739,598
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.248%	10/21/27	300	285,551
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.875%	08/01/25	160	162,836
Bank of America Corp., Sub. Notes, MTN	4.450%	03/03/26	695	712,754
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.050%	05/03/21	500	493,406
Citigroup, Inc., Sr. Unsec’d. Notes	3.200%	10/21/26	250	239,141
Citigroup, Inc., Sr. Unsec’d. Notes	3.400%	05/01/26	880	857,436
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%	01/12/26	25	25,023
Citigroup, Inc., Sub. Notes	4.400%	06/10/25	750	764,188
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800%	06/09/23	750	753,070
Discover Bank, Sr. Unsec’d. Notes	3.450%	07/27/26	1,000	959,937
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%	11/16/26	325	317,726
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%	05/22/25	965	976,897
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%	02/25/26	900	905,774
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%	01/26/27	470	472,292
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.000%	03/03/24	65	67,391
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.950%	10/01/26	160	152,122
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%	06/15/26	760	737,927
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.900%	07/15/25	25	25,842
JPMorgan Chase & Co., Sub. Notes	3.625%	12/01/27	325	315,306
JPMorgan Chase & Co., Sub. Notes	4.250%	10/01/27	760	778,637
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	4.000%	07/23/25	25	25,779
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.125%	07/27/26	1,560	1,488,981
Morgan Stanley, Sub. Notes, GMTN	4.350%	09/08/26	835	855,270
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.442%	10/19/21	235	232,234
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	2.650%	02/01/22	900	882,332

				14,227,450

Beverages — 0.0%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.300%	02/01/23	15	15,267

Biotechnology — 0.0%
Amgen, Inc., Sr. Unsec’d. Notes	2.600%	08/19/26	25	23,174

Commercial Services — 0.5%
Equifax, Inc., Sr. Unsec’d. Notes	3.250%	06/01/26	1,111	1,074,494
ERAC USA Finance LLC, Gtd. Notes, 144A	2.700%	11/01/23	800	766,753

				1,841,247

Computers — 0.6%
Apple, Inc., Sr. Unsec’d. Notes	3.200%	05/13/25	2,050	2,071,027

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services — 0.0%
Visa, Inc., Sr. Unsec’d. Notes	3.150%	12/14/25	25	$25,086

Electric — 0.6%
Dominion Resources, Inc., Sr. Unsec’d. Notes	2.850%	08/15/26	15	14,006
Duke Energy Carolinas LLC, First Ref. Mortgage	2.950%	12/01/26	960	944,399
Duke Energy Corp., Sr. Unsec’d. Notes	2.650%	09/01/26	35	32,610
Southern Power Co., Sr. Unsec’d. Notes	1.950%	12/15/19	535	531,063
Virginia Electric & Power Co., Sr. Unsec’d. Notes	2.950%	11/15/26	615	600,278

				2,122,356

Food — 0.2%
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(g)	7.250%	06/01/21	550	565,125
Kraft Heinz Foods Co., Gtd. Notes	3.950%	07/15/25	15	15,228

				580,353

Healthcare-Services — 0.2%
Anthem, Inc., Sr. Unsec’d. Notes	3.500%	08/15/24	25	25,157
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.100%	03/15/26	15	14,887
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.450%	01/15/27	735	745,469

				785,513

Insurance — 0.3%
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25	1,050	1,044,144
Principal Financial Group, Inc., Gtd. Notes	3.100%	11/15/26	225	219,082

				1,263,226

Media — 0.0%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.908%	07/23/25	115	121,517
Comcast Corp., Gtd. Notes	2.350%	01/15/27	55	50,395
Comcast Corp., Gtd. Notes	3.150%	03/01/26	5	4,919

				176,831

Mining — 0.1%
Freeport-McMoRan, Inc., Gtd. Notes	2.300%	11/14/17	500	497,500

Multi-National — 0.5%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	960	957,597
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	805	792,040

				1,749,637

Oil & Gas — 1.2%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.850%	03/15/21	620	663,247
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	5.550%	03/15/26	1,625	1,803,396
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	750	753,848
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150%	06/15/19	700	758,178
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21	400	419,702

				4,398,371

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers — 0.2%
WestRock RKT Co., Gtd. Notes	4.000%	03/01/23	635	$655,418

Pharmaceuticals — 1.3%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	1,350	1,350,255
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25	2,175	2,194,843
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.400%	09/23/21	1,000	977,914

				4,523,012

Pipelines — 0.1%
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.550%	10/01/26	315	300,873
Spectra Energy Partners LP, Sr. Unsec’d. Notes	3.375%	10/15/26	130	123,749

				424,622

Real Estate Investment Trusts (REITs) — 0.5%
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, GMTN	3.500%	11/15/24	500	505,900
Equinix, Inc., Sr. Unsec’d. Notes	4.875%	04/01/20	600	615,000
Sabra Health Care LP / Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21	600	618,000

				1,738,900

Retail — 0.0%
CVS Health Corp., Sr. Unsec’d. Notes	3.875%	07/20/25	23	23,699

Software — 0.8%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.000%	08/15/26	625	588,869
Microsoft Corp., Sr. Unsec’d. Notes	3.125%	11/03/25	1,975	1,993,599
Oracle Corp., Sr. Unsec’d. Notes	2.400%	09/15/23	145	141,144

				2,723,612

Telecommunications — 0.2%
AT&T, Inc., Sr. Unsec’d. Notes	3.600%	02/17/23	60	60,768
AT&T, Inc., Sr. Unsec’d. Notes	3.950%	01/15/25	25	25,211
CommScope, Inc., Gtd. Notes, 144A	5.000%	06/15/21	350	359,625
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/24	25	24,790
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.125%	03/16/27	155	157,626

				628,020

Transportation — 0.1%
CSX Corp., Sr. Unsec’d. Notes	2.600%	11/01/26	510	477,782

TOTAL CORPORATE BONDS (cost $43,945,683)				43,179,386

NON-CORPORATE FOREIGN AGENCIES — 1.9%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN, RegS	2.000%	03/18/19	1,750	1,756,982
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, MTN, 144A	1.250%	03/12/18	1,900	1,895,759
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%	07/24/24	250	254,802
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, MTN, 144A	1.000%	01/22/18	1,200	1,194,228

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

NON-CORPORATE FOREIGN AGENCIES (Continued)
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN, 144A	2.250%	01/30/19	500	$501,932
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN, RegS	2.250%	01/30/19	750	752,899
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%	10/25/23	200	191,338
SingTel Group Treasury Pte Ltd. (Singapore), Gtd. Notes, EMTN, RegS	4.500%	09/08/21	335	360,338

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $6,928,073)				6,908,278

SOVEREIGN BONDS — 0.3%
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	6.875%	01/17/18	200	207,986
Kingdom of Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A, RegS	1.125%	08/03/19	200	197,238
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125%	06/22/26	300	280,504
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, RegS	2.125%	05/19/20	500	495,738

TOTAL SOVEREIGN BONDS (cost $1,185,918)				1,181,466

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.1%
Federal Home Loan Banks	1.125%	07/14/21	7,000	6,781,124
Federal Home Loan Banks(hh)	1.375%	02/18/21	1,530	1,506,580
Federal Home Loan Mortgage Corp.(k)	1.125%	08/12/21	7,000	6,759,459
Federal Home Loan Mortgage Corp.(hh)	1.375%	05/01/20	1,000	992,079
Federal Home Loan Mortgage Corp.(hh)	2.375%	01/13/22	530	539,582
Federal National Mortgage Assoc	1.250%	08/17/21	7,000	6,799,093
Federal National Mortgage Assoc.(hh)(k)	1.875%	12/28/20	1,000	1,004,665
Federal National Mortgage Assoc	2.125%	04/24/26	4,345	4,152,034
Federal National Mortgage Assoc.(hh)	2.625%	09/06/24	520	527,944

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $29,789,124)				29,062,560

U.S. TREASURY OBLIGATIONS — 50.4%
U.S. Treasury Bonds	2.500%	02/15/45	1,700	1,527,544
U.S. Treasury Bonds	2.750%	11/15/42	1,115	1,061,645
U.S. Treasury Bonds(a)	2.875%	11/15/46	1,150	1,115,815
U.S. Treasury Bonds	3.000%	11/15/44	5,200	5,176,236
U.S. Treasury Bonds	4.250%	11/15/40	1,670	2,038,313
U.S. Treasury Bonds	8.125%	08/15/21	480	605,831
U.S. Treasury Notes(hh)	1.375%	04/30/21	20,110	19,772,212
U.S. Treasury Notes	1.625%	04/30/23	38,715	37,617,081
U.S. Treasury Notes	2.000%	02/15/25	26,220	25,641,325
U.S. Treasury Notes	2.125%	09/30/21	40,775	41,195,472
U.S. Treasury Notes(hh)	2.125%	12/31/22	22,145	22,198,635
U.S. Treasury Notes	2.125%	02/29/24	935	929,959
U.S. Treasury Notes	2.125%	05/15/25	18,130	17,856,636
U.S. Treasury Notes(hh)	2.250%	11/15/25	2,650	2,627,123
U.S. Treasury Notes	2.250%	02/15/27	1,555	1,535,139

TOTAL U.S. TREASURY OBLIGATIONS (cost $183,280,100)				180,898,966

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

		Value

TOTAL LONG-TERM INVESTMENTS (cost $357,041,404)		$352,540,124

	Shares

SHORT-TERM INVESTMENTS — 1.4%

AFFILIATED MUTUAL FUNDS — 1.4%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	3,491,071	3,491,071
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $1,429,407; includes $1,417,593 of cash collateral for securities on loan)(b)(w)	1,429,121	1,429,407

TOTAL AFFILIATED MUTUAL FUNDS (cost $4,920,478)		4,920,478

	Notional Amount (000)#

OPTION PURCHASED* — 0.0%

Call Option
10 Year U.S. Treasury Notes Futures, expiring 05/26/17, Strike Price $125.00 (cost $100,392)	139	97,734

TOTAL SHORT-TERM INVESTMENTS (cost $5,020,870)		5,018,212

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 99.6% (cost $362,062,274)		357,558,336

OPTION WRITTEN* — (0.0)%

Call Option
10 Year U.S. Treasury Notes Futures, expiring 05/26/17, Strike Price $128.00 (premiums received $19,905)	139	(17,375)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 99.6% (cost $362,042,369)		357,540,961

Other assets in excess of liabilities(z) — 0.4%		1,528,313

NET ASSETS — 100.0%		$359,069,274

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,253,375 and 0.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,392,134; cash collateral of $1,417,593 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $2,371,675 is approximately 0.7% of net assets.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(p)	Interest rate not available as of March 31, 2017.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

(z) Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Short Positions:
439	2 Year U.S. Treasury Notes	Jun. 2017	$94,903,986	$95,022,922	$(118,936)
89	5 Year U.S. Treasury Notes	Jun. 2017	10,463,479	10,477,664	(14,185)
1,078	10 Year U.S. Treasury Notes	Jun. 2017	133,774,284	134,278,375	(504,091)
45	20 Year U.S. Treasury Bonds	Jun. 2017	6,759,497	6,787,969	(28,472)
9	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	1,454,141	1,445,625	8,516

					$(657,168)

U.S. Government Agency Obligations with a combined market value of $2,285,293 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at March 31, 2017.

Interest rate swap agreements outstanding at March 31, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
4,840	09/09/17	0.539%	1 Day USOIS(1)	$304	$10,325	$10,021
19,360	10/18/17	0.607%	1 Day USOIS(1)	167	42,566	42,399
16,170	11/09/17	0.626%	1 Day USOIS(1)	186	40,206	40,020
2,420	12/31/20	1.678%	3 Month LIBOR(1)	1,128	21,088	19,960
310	06/15/21	1.105%	3 Month LIBOR(1)	151	10,847	10,696
55,000	12/08/21	1.775%	3 Month LIBOR(1)	450	608,641	608,191
2,000	12/31/22	1.903%	3 Month LIBOR(1)	1,098	24,008	22,910
20,000	12/08/23	1.963%	3 Month LIBOR(1)	295	295,875	295,580
600	12/31/24	2.072%	3 Month LIBOR(1)	420	8,462	8,042
70,000	12/01/27	2.183%	3 Month LIBOR(2)	724	(1,588,106)	(1,588,830)
18,500	12/06/27	2.308%	3 Month LIBOR(2)	227	(200,619)	(200,846)
283,200	12/31/27	2.255%	3 Month LIBOR(2)	13,065,037	(4,588,216)	(17,653,253)
6,190	05/31/21	1.953%	3 Month LIBOR(2)	3,274	(2,005)	(5,279)
5,414	05/31/21	1.948%	3 Month LIBOR(2)	172	(2,784)	(2,956)
14,580	08/31/21	2.015%	3 Month LIBOR(1)	4,199	16,005	11,806
575	08/15/23	1.459%	3 Month LIBOR(1)	23,646	24,709	1,063
3,473	11/15/23	2.209%	3 Month LIBOR(1)	169	(3,842)	(4,011)
10	11/15/23	2.217%	3 Month LIBOR(1)	(11)	(16)	(5)
22,800	03/13/27	2.531%	3 Month LIBOR(2)	(55,796)	298,203	353,999

				$13,045,840	$(4,984,653)	$(18,030,493)

U.S. Government Agency Obligations and U.S. Treasury Obligations with a combined market value of $18,213,769 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at March 31, 2017.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$12,174,922	$1,253,375
Non-Residential Mortgage-Backed Securities	—	44,674,839	—
Commercial Mortgage-Backed Securities	—	33,206,332	—
Corporate Bonds	—	43,179,386	—
Non-Corporate Foreign Agencies	—	6,908,278	—
Sovereign Bonds	—	1,181,466	—
U.S. Government Agency Obligations	—	29,062,560	—
U.S. Treasury Obligations	—	180,898,966	—
Affiliated Mutual Funds	4,920,478	—	—
Option Purchased	97,734	—	—
Option Written	(17,375)	—	—
Other Financial Instruments*
Futures Contracts	(657,168)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(18,030,493)	—

Total	$4,343,669	$333,256,256	$1,253,375

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Interest rate contracts	$(18,607,302)

AST BOND PORTFOLIO 2028

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 98.6%

ASSET-BACKED SECURITIES — 9.1%

Non-Residential Mortgage-Backed Securities — 9.1%
Ally Master Owner Trust, Series 2017-1, Class A	1.177%(c)	02/15/21	50	$50,103
American Express Credit Account Master Trust, Series 2017-2, Class A	1.362%(c)	09/16/24	100	100,629
Chase Issuance Trust, Series 2017-A1, Class A	1.212%(c)	01/18/22	100	100,250
Ford Credit Auto Owner Trust/Ford Credit, Series 2017-1, Class A, 144A	2.620%	08/15/28	100	100,531
Nissan Master Owner Trust Receivables, Series 2016-A, Class A1	1.552%(c)	06/15/21	50	50,374
Wells Fargo Dealer Floorplan Master Note Trust, Series 2014-1, Class A	1.358%(c)	07/20/19	50	50,079

TOTAL ASSET-BACKED SECURITIES (cost $450,253)				451,966

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.9%
Citigroup Commercial Mortgage Trust, Series 2015-GC35, Class A4	3.818%	11/10/48	50	52,048
Commercial Mortgage Trust, Series 2014-LC15, Class A4	4.006%	04/10/47	50	52,824
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4	3.091%	08/10/49	20	20,438
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4	3.244%	04/10/46	50	51,153
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5	3.767%(c)	07/15/58	50	51,797
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4	3.718%	12/15/48	70	72,102
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A2	2.749%	03/15/50	25	25,225
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%	03/15/47	20	20,310

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $345,615)				345,897

CORPORATE BONDS — 15.4%

Auto Manufacturers — 0.4%
General Motors Financial Co., Inc., Gtd. Notes	4.350%	01/17/27	20	20,174

Banks — 3.9%
Bank of New York Mellon Corp (The), Sr. Unsec’d. Notes, MTN	3.442%(c)	02/07/28	50	50,380
Citigroup, Inc., Sr. Unsec’d. Notes	3.887%(c)	01/10/28	50	50,223
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%	01/26/27	45	45,219
Morgan Stanley, Sr. Unsec’d. Notes	3.625%	01/20/27	50	49,635

				195,457

Building Materials — 1.0%
Johnson Controls International PLC, Sr. Unsec’d. Notes	3.900%	02/14/26	50	51,906

Chemicals — 0.3%
LYB International Finance II BV, Gtd. Notes	3.500%	03/02/27	15	14,720

AST BOND PORTFOLIO 2028 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers — 0.3%
Apple, Inc., Sr. Unsec’d. Notes	3.000%	02/09/24	15	$15,129

Diversified Financial Services — 0.7%
Discover Financial Services, Sr. Unsec’d. Notes	4.100%	02/09/27	35	35,012

Electric — 2.2%
Dominion Resources, Inc., Sr. Unsec’d. Notes	2.750%	01/15/22	50	49,741
MidAmerican Energy Co., First Mortgage	3.100%	05/01/27	60	59,847

				109,588

Insurance — 1.1%
Lincoln National Corp., Sr. Unsec’d. Notes	6.250%	02/15/20	50	55,109

Media — 1.0%
Comcast Corp., Gtd. Notes	3.000%	02/01/24	50	49,978

Oil & Gas — 2.2%
Devon Energy Corp., Sr. Unsec’d. Notes	4.000%	07/15/21	50	51,598
Valero Energy Corp., Sr. Unsec’d. Notes	9.375%	03/15/19	50	56,851

				108,449

Pipelines — 0.3%
MPLX LP, Sr. Unsec’d. Notes	4.125%	03/01/27	15	14,936

Software — 2.0%
Fidelity National Information Services, Inc., Sr.
Unsec’d. Notes	2.850%	10/15/18	50	50,690
Microsoft Corp., Sr. Unsec’d. Notes	3.300%	02/06/27	50	50,767

				101,457

TOTAL CORPORATE BONDS (cost $770,454)				771,915

SOVEREIGN BOND — 1.0%
Province of Ontario (Canada), Sr. Unsec’d. Notes (cost $49,876)	2.400%	02/08/22	50	50,188

U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.7%
Federal Home Loan Banks	1.250%	01/16/19	250	249,761
Federal Home Loan Mortgage Corp.	0.875%	10/12/18	250	248,644
Federal National Mortgage Assoc.(k)	1.875%	09/24/26	285	264,927
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%	02/01/27	20	20,072

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $782,358)				783,404

U.S. TREASURY OBLIGATIONS — 40.6%
U.S. Treasury Bonds	2.875%	08/15/45	155	150,320
U.S. Treasury Bonds	2.875%	11/15/46	19	18,435
U.S. Treasury Bonds	3.000%	05/15/45	530	526,915
U.S. Treasury Notes	1.750%	05/15/23	560	547,859
U.S. Treasury Notes	1.875%	02/28/22	30	29,936
U.S. Treasury Notes	2.125%	09/30/21	750	757,734

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,025,113)				2,031,199

AST BOND PORTFOLIO 2028 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

		Value

TOTAL LONG-TERM INVESTMENTS (cost $4,423,669)		$4,434,569

	Shares

SHORT-TERM INVESTMENT — 1.0%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w) (cost $49,426)	49,426	49,426

TOTAL INVESTMENTS — 89.7% (cost $4,473,095)		4,483,995
Other assets in excess of liabilities(z) — 10.3%		515,726

NET ASSETS — 100.0%		$4,999,721

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Position:
12	10 Year U.S. Treasury Notes	Jun. 2017	$ 1,491,644	$ 1,494,750	$ 3,106
Short Positions:
9	2 Year U.S.Treasury Notes	Jun. 2017	1,948,003	1,948,078	(75)
23	5 Year U.S.Treasury Notes	Jun. 2017	2,706,302	2,707,711	(1,409)
6	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	955,857	963,750	(7,893)
					(9,377)
					$ (6,271)

A U.S. Government Agency Obligation with a market value of $158,027 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at March 31, 2017.

Interest rate swap agreements outstanding at March 31, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
715	08/31/21	2.015%	3 Month LIBOR(1)	$1,018	$785	$(233)
2,900	12/28/28	0.000%	3 Month LIBOR(2)	1,174	(17,513)	(18,687)
1,500	12/28/28	0.000%	3 Month LIBOR(2)	680	(9,059)	(9,739)

				$2,872	$(25,787)	$(28,659)

Cash of $520,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at March 31, 2017.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

AST BOND PORTFOLIO 2028 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 -	unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 -	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$ —	$ 451,966	$ —
Commercial Mortgage-Backed Securities	—	345,897	—
Corporate Bonds	—	771,915	—
Sovereign Bond	—	50,188	—
U.S. Government Agency Obligations	—	783,404	—
U.S. Treasury Obligations	—	2,031,199	—
Affiliated Mutual Fund	49,426	—	—
Other Financial Instruments*
Futures Contracts	(6,271)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(28,659)	—

Total	$43,155	$4,405,910	$ —

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Interest rate contracts	$(34,930)

AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS
Aerospace & Defense — 4.2%
General Dynamics Corp.	47,192	$8,834,342
L3 Technologies, Inc.	23,032	3,806,959
Raytheon Co.	34,354	5,238,985
United Technologies Corp.	75,533	8,475,558

		26,355,844

Air Freight & Logistics — 0.6%
United Parcel Service, Inc. (Class B Stock)	36,645	3,932,008

Airlines — 1.4%
Delta Air Lines, Inc.	122,952	5,650,874
United Continental Holdings, Inc.*	43,644	3,083,012

		8,733,886

Auto Components — 1.0%
BorgWarner, Inc.(a)	155,609	6,502,900

Banks — 14.1%
Bank of America Corp.	1,206,511	28,461,594
Citigroup, Inc.	313,937	18,779,711
Fifth Third Bancorp	164,007	4,165,778
JPMorgan Chase & Co.	351,913	30,912,038
Lloyds Banking Group PLC (United Kingdom)(a)	1,140,104	3,876,354
Wells Fargo & Co.	51,129	2,845,840

		89,041,315

Beverages — 0.6%
Coca-Cola European Partners PLC (United Kingdom)	108,671	4,095,811

Biotechnology — 2.0%
Gilead Sciences, Inc.	136,798	9,291,320
Shire PLC, ADR	18,187	3,168,721

		12,460,041

Capital Markets — 1.5%
Goldman Sachs Group, Inc. (The)	41,873	9,619,066

Chemicals — 3.6%
Celanese Corp. (Class A Stock)	44,019	3,955,107
Dow Chemical Co. (The)	186,866	11,873,466
Methanex Corp. (Canada)	86,636	4,063,228
PPG Industries, Inc.	26,562	2,791,136

		22,682,937

Communications Equipment — 3.7%
Brocade Communications Systems, Inc.	177,525	2,215,512
Cisco Systems, Inc.	450,123	15,214,157
Harris Corp.	55,643	6,191,397

		23,621,066

Construction Materials — 0.6%
CRH PLC (Ireland), ADR(a)	111,801	3,932,041

Consumer Finance — 4.6%
Capital One Financial Corp.	92,512	8,017,090
Discover Financial Services	203,446	13,913,673
Navient Corp.	195,315	2,882,849
Synchrony Financial	127,537	4,374,519

		29,188,131

	Shares	Value
COMMON STOCKS (Continued)
Containers & Packaging — 0.9%
WestRock Co.	109,983	$5,722,415

Diversified Financial Services — 3.7%
Berkshire Hathaway, Inc. (Class B Stock)*	138,971	23,163,686

Electrical Equipment — 1.1%
Eaton Corp. PLC	90,046	6,676,911

Electronic Equipment, Instruments & Components — 2.8%
Flex Ltd.*	435,338	7,313,678
TE Connectivity Ltd.	138,363	10,314,962

		17,628,640

Food & Staples Retailing — 0.5%
CVS Health Corp.	43,402	3,407,057

Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	133,022	5,907,507

Health Care Providers & Services — 4.4%
Anthem, Inc.	45,171	7,470,381
Cigna Corp.	48,439	7,095,829
DaVita, Inc.*	58,259	3,959,864
Laboratory Corp. of America Holdings*	22,187	3,183,169
UnitedHealth Group, Inc.	37,904	6,216,635

		27,925,878

Household Durables — 0.5%
PulteGroup, Inc.(a)	135,687	3,195,429

Independent Power & Renewable Electricity Producers — 0.6%
AES Corp.	320,427	3,582,374

Industrial Conglomerates — 1.3%
Koninklijke Philips NV (Netherlands)	257,001	8,252,302

Insurance — 2.3%
Allstate Corp. (The)	82,211	6,699,374
Chubb Ltd.	59,049	8,045,426

		14,744,800

Internet Software & Services — 3.4%
Alphabet, Inc. (Class A Stock)*	15,071	12,777,194
eBay, Inc.*	252,077	8,462,225

		21,239,419

IT Services — 2.0%
Cognizant Technology Solutions Corp. (Class A Stock)*	78,129	4,650,238
Computer Sciences Corp.	79,649	5,496,577
Leidos Holdings, Inc.	44,193	2,260,030

		12,406,845

Machinery — 0.5%
WABCO Holdings, Inc.*	28,824	3,384,514

Media — 6.1%
CBS Corp. (Class B Non-Voting Stock)	59,359	4,117,141
Comcast Corp. (Class A Stock)	180,516	6,785,596
Interpublic Group of Cos., Inc. (The)	188,558	4,632,870
Liberty Global PLC (United Kingdom), (Series C)*	68,918	2,414,887
Liberty Global PLC LiLAC (United Kingdom), (Series C)*	93,329	2,150,300
Time Warner, Inc.	117,715	11,501,933

AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Twenty-First Century Fox, Inc. (Class A Stock)	206,481	$6,687,920

		38,290,647

Metals & Mining — 2.3%
Barrick Gold Corp. (Canada)	242,453	4,604,182
Nucor Corp.	70,358	4,201,780
Steel Dynamics, Inc.	166,665	5,793,275

		14,599,237

Oil, Gas & Consumable Fuels — 9.1%
Chevron Corp.	128,319	13,777,611
ConocoPhillips	128,989	6,432,681
Diamondback Energy, Inc.*	40,802	4,231,779
Energen Corp.*	53,440	2,909,274
EOG Resources, Inc.	37,645	3,672,270
EQT Corp.	39,173	2,393,470
Gulfport Energy Corp.*	77,291	1,328,632
Marathon Oil Corp.	211,479	3,341,368
Marathon Petroleum Corp.	154,843	7,825,765
Phillips 66	49,518	3,922,817
Pioneer Natural Resources Co.	16,266	3,029,217
Tesoro Corp.(a)	53,723	4,354,786

		57,219,670

Pharmaceuticals — 9.1%
Johnson & Johnson	181,509	22,606,947
Merck & Co., Inc.	245,655	15,608,919
Pfizer, Inc.	373,525	12,778,290
Sanofi (France), ADR(a)	139,413	6,308,438

		57,302,594

Semiconductors & Semiconductor Equipment — 2.0%
KLA-Tencor Corp.	39,630	3,767,624
Texas Instruments, Inc.	108,561	8,745,674

		12,513,298

Software — 3.1%
Microsoft Corp.	130,226	8,576,684
Oracle Corp.	247,364	11,034,908

		19,611,592

Specialty Retail — 1.3%
Best Buy Co., Inc.(a)	35,771	1,758,145
Home Depot, Inc. (The)	43,683	6,413,975

		8,172,120

Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.	100,696	14,465,987
Hewlett Packard Enterprise Co.	356,583	8,451,017

		22,917,004

TOTAL LONG-TERM INVESTMENTS (cost $506,963,300)		628,028,985

	Shares	Value
SHORT-TERM INVESTMENTS — 3.1%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	3,245,975	$3,245,975

Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $16,492,775; includes $16,477,225 of cash collateral for securities on loan)(b)(w)	16,490,074	16,493,371

TOTAL SHORT-TERM INVESTMENTS (cost $19,738,750)		19,739,346

TOTAL INVESTMENTS — 102.5%
(cost $526,702,050)		647,768,331
Liabilities in excess of other assets — (2.5)%		(15,998,304)

NET ASSETS — 100.0%		$631,770,027

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $16,097,492; cash collateral of $16,477,225 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$26,355,844	$—	$—
Air Freight & Logistics	3,932,008	—	—
Airlines	8,733,886	—	—
Auto Components	6,502,900	—	—
Banks	89,041,315	—	—
Beverages	4,095,811	—	—
Biotechnology	12,460,041	—	—
Capital Markets	9,619,066	—	—
Chemicals	22,682,937	—	—
Communications Equipment	23,621,066	—	—
Construction Materials	3,932,041	—	—
Consumer Finance	29,188,131	—	—
Containers & Packaging	5,722,415	—	—
Diversified Financial Services	23,163,686	—	—
Electrical Equipment	6,676,911	—	—
Electronic Equipment, Instruments & Components	17,628,640	—	—
Food & Staples Retailing	3,407,057	—	—
Health Care Equipment & Supplies	5,907,507	—	—
Health Care Providers & Services	27,925,878	—	—
Household Durables	3,195,429	—	—
Independent Power & Renewable Electricity Producers	3,582,374	—	—
Industrial Conglomerates	8,252,302	—	—
Insurance	14,744,800	—	—
Internet Software & Services	21,239,419	—	—
IT Services	12,406,845	—	—
Machinery	3,384,514	—	—
Media	38,290,647	—	—
Metals & Mining	14,599,237	—	—
Oil, Gas & Consumable Fuels	57,219,670	—	—
Pharmaceuticals	57,302,594	—	—
Semiconductors & Semiconductor Equipment	12,513,298	—	—
Software	19,611,592	—	—
Specialty Retail	8,172,120	—	—
Technology Hardware, Storage & Peripherals	22,917,004	—	—
Affiliated Mutual Funds	19,739,346	—	—

Total	$647,768,331	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.8%
AFFILIATED MUTUAL FUNDS
AST AB Global Bond Portfolio*	40,022,088	$427,035,680
AST AQR Emerging Markets Equity Portfolio*	1,674,629	17,935,280
AST AQR Large-Cap Portfolio*	93,381,775	1,468,895,312
AST BlackRock Low Duration Bond Portfolio*	2,347,664	24,932,188
AST BlackRock/Loomis Sayles Bond Portfolio*	9,510,546	126,014,731
AST Boston Partners Large-Cap Value Portfolio*	11,569,863	237,644,981
AST ClearBridge Dividend Growth Portfolio*	41,698,251	648,824,790
AST Goldman Sachs Global Income Portfolio*	19,037,092	200,460,583
AST Goldman Sachs Large-Cap Value Portfolio*	7,945,414	233,197,893
AST Goldman Sachs Mid-Cap Growth Portfolio*	5,310,790	42,858,075
AST Goldman Sachs Small-Cap Value Portfolio*	5,106,247	109,784,318
AST Goldman Sachs Strategic Income Portfolio*	7,744,132	75,350,402
AST Government Money Market Portfolio*	11,086,781	11,086,781
AST High Yield Portfolio*	11,540,358	111,133,649
AST Hotchkis & Wiley Large-Cap Value Portfolio*	12,524,905	326,399,014
AST International Growth Portfolio*	47,781,135	693,304,265
AST International Value Portfolio*	37,507,983	690,897,039
AST Jennison Large-Cap Growth Portfolio*	10,736,378	271,845,096
AST Loomis Sayles Large-Cap Growth Portfolio*	11,678,747	475,792,140
AST Lord Abbett Core Fixed Income Portfolio*	14,246,625	175,660,892
AST MFS Growth Portfolio*	13,596,194	270,292,330
AST MFS Large-Cap Value Portfolio*	25,863,652	464,252,547
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	891,244	28,475,251
AST Parametric Emerging Markets Equity Portfolio*	1,898,452	16,668,412
AST Prudential Core Bond Portfolio*	51,180,447	604,441,074
AST QMA Emerging Markets Equity Portfolio*	1,064,750	10,200,304
AST QMA International Core Equity Portfolio*	32,048,584	351,572,962
AST QMA Large-Cap Portfolio*	91,427,704	1,475,643,142
AST Small-Cap Growth Opportunities Portfolio*	8,223,350	136,672,076
AST Small-Cap Growth Portfolio*	3,783,039	143,717,646
AST Small-Cap Value Portfolio*	8,030,413	213,849,907
AST T. Rowe Price Large-Cap Growth Portfolio*	12,203,514	339,501,752
AST T. Rowe Price Natural Resources Portfolio*	3,244,832	67,362,706
AST Templeton Global Bond Portfolio*	79,450	892,219
AST Value Equity Portfolio*	22,874,871	309,268,251
AST WEDGE Capital Mid-Cap Value Portfolio*	1,252,148	28,887,057
AST Wellington Management Global Bond Portfolio*	48,009,777	499,781,779

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST Western Asset Core Plus Bond Portfolio*	33,040,700	$406,070,205
AST Western Asset Emerging Markets Debt Portfolio*	1,624,689	17,660,374

TOTAL LONG-TERM INVESTMENTS (cost $9,675,645,449)		11,754,263,103

SHORT-TERM INVESTMENTS —11.8%
AFFILIATED MUTUAL FUND — 11.4%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $1,523,354,929)(w)	1,523,354,929	1,523,354,929

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.4%
U.S. Treasury Bills (cost $62,904,826)
0.753%	06/15/17	63,000	62,907,957

TOTAL SHORT-TERM INVESTMENTS (cost $1,586,259,755)			1,586,262,886

TOTAL INVESTMENTS — 99.6% (cost $11,261,905,204)			13,340,525,989
Other assets in excess of liabilities(z) — 0.4%			55,629,968

NET ASSETS — 100.0%			$13,396,155,957

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown is the effective yield at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
955	2 Year U.S. Treasury Notes	Jun. 2017	$ 206,566,801	$206,712,735	$145,934
1,375	10 Year U.S. Treasury Notes	Jun. 2017	170,859,301	171,273,438	414,137
233	CAC40 10 Euro	Apr. 2017	12,389,730	12,715,350	325,620
34	DAX Index	Jun. 2017	10,896,356	11,180,178	283,822
2,295	Euro STOXX 50 Index	Jun. 2017	81,580,862	83,879,217	2,298,355
233	FTSE 100 Index	Jun. 2017	21,253,605	21,239,009	(14,596)
317	Mini MSCI EAFE Index	Jun. 2017	27,746,217	28,244,700	498,483
1,186	Russell 2000 Mini Index	Jun. 2017	80,997,870	82,094,920	1,097,050
3,348	S&P 500 E-Mini Index	Jun. 2017	396,495,270	394,930,080	(1,565,190)
624	S&P 500 Index	Jun. 2017	369,493,800	368,035,200	(1,458,600)
870	TOPIX Index	Jun. 2017	120,412,251	118,195,904	(2,216,347)

					$(191,332)

Cash and foreign currency of $497,340 and a U.S. Treasury Obligation with a market value of $62,907,957 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at March 31, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$13,277,618,032	$—	$—
U.S. Treasury Obligation	—	62,907,957	—
Other Financial Instruments*
Futures Contracts	(191,332)	—	—

Total	$13,277,426,700	$62,907,957	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Equity contracts	$(751,403)
Interest rate contracts	560,071

Total	$(191,332)

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.2%
COMMON STOCKS
Aerospace & Defense — 1.7%
Raytheon Co.	172,650	$26,329,125

Air Freight & Logistics — 1.6%
United Parcel Service, Inc. (Class B Stock)	222,330	23,856,009

Automobiles — 1.0%
General Motors Co.	415,000	14,674,400

Banks — 4.4%
Bank of America Corp.	386,400	9,115,175
JPMorgan Chase & Co.	500,000	43,920,000
Wells Fargo & Co.	270,250	15,042,115

		68,077,290

Beverages — 3.5%
Anheuser-Busch InBev SA/NV (Belgium), ADR(a)	100,000	10,975,999
Coca-Cola Co. (The)	600,000	25,464,000
PepsiCo, Inc.	150,000	16,779,000

		53,218,999

Building Products — 0.4%
Johnson Controls International PLC	146,247	6,159,924

Capital Markets — 5.0%
Bank of New York Mellon Corp. (The)	711,280	33,593,754
BlackRock, Inc.	41,000	15,723,910
Blackstone Group LP (The)	957,200	28,428,840

		77,746,504

Chemicals — 4.5%
E.I. du Pont de Nemours & Co.	194,070	15,589,643
Ecolab, Inc.	178,850	22,417,059
PPG Industries, Inc.	300,000	31,524,000

		69,530,702

Commercial Services & Supplies — 1.8%
Waste Management, Inc.	384,470	28,035,552

Containers & Packaging — 1.8%
International Paper Co.	547,330	27,793,417

Diversified Financial Services — 2.2%
Berkshire Hathaway, Inc. (Class B Stock)*	200,000	33,335,999

Diversified Telecommunication Services — 1.7%
Verizon Communications, Inc.	550,630	26,843,213

Electric Utilities — 3.0%
Brookfield Infrastructure Partners LP (Canada)	883,455	34,163,205
NextEra Energy, Inc.	97,310	12,491,685

		46,654,890

Energy Equipment & Services — 1.7%
Schlumberger Ltd.	341,430	26,665,683

Equity Real Estate Investment Trusts (REITs) — 5.5%
American Tower Corp.	359,680	43,715,507
Healthcare Trust of America, Inc. (Class A Stock)	580,610	18,265,991
Weyerhaeuser Co.	650,000	22,087,000

		84,068,498

Food & Staples Retailing — 4.9%
Costco Wholesale Corp.	128,830	21,603,503

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
CVS Health Corp.	297,290	$23,337,265
Sysco Corp.	160,000	8,307,200
Wal-Mart Stores, Inc.	310,900	22,409,672

		75,657,640

Food Products — 3.0%
Lamb Weston Holdings, Inc.	227,060	9,550,144
Mondelez International, Inc. (Class A Stock)	200,000	8,616,000
Nestle SA (Switzerland), ADR(a)	369,100	28,383,790

		46,549,934

Health Care Providers & Services — 1.1%
UnitedHealth Group, Inc.	102,790	16,858,588

Hotels, Restaurants & Leisure — 1.2%
McDonald’s Corp.	144,160	18,684,578

Household Products — 2.9%
Kimberly-Clark Corp.	200,000	26,326,000
Procter & Gamble Co. (The)	206,210	18,527,969

		44,853,969

Independent Power & Renewable Electricity Producers — 0.6%
Brookfield Renewable Partners LP (Canada), MLP, (NYSE)	47,160	1,402,067
Brookfield Renewable Partners LP (Canada), MLP, (TSX)	241,760	7,162,721

		8,564,788

Industrial Conglomerates — 2.2%
3M Co.	180,070	34,452,793

Insurance — 2.8%
MetLife, Inc.	418,050	22,081,401
Travelers Cos., Inc. (The)	180,510	21,758,675

		43,840,076

IT Services — 3.9%
Automatic Data Processing, Inc.	269,040	27,547,006
Mastercard, Inc. (Class A Stock)	145,000	16,308,150
Visa, Inc. (Class A Stock)(a)	180,000	15,996,600

		59,851,756

Machinery — 0.5%
Pentair PLC (United Kingdom)(a)	125,000	7,847,499

Media — 7.2%
Comcast Corp. (Class A Stock)	1,025,120	38,534,261
Time Warner, Inc.	382,700	37,393,617
Walt Disney Co. (The)	302,600	34,311,814

		110,239,692

Multi-Utilities — 1.7%
WEC Energy Group, Inc.(a)	418,750	25,388,813

Oil, Gas & Consumable Fuels — 4.9%
Enbridge, Inc. (Canada)	729,537	30,523,828
Exxon Mobil Corp.	341,250	27,985,913
Williams Cos., Inc. (The)	550,000	16,274,500

		74,784,241

Pharmaceuticals — 7.0%
Johnson & Johnson	270,470	33,687,039
Merck & Co., Inc.	546,620	34,732,235

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Pfizer, Inc.	600,000	$20,526,000
Zoetis, Inc.	366,220	19,545,161

		108,490,435

Road & Rail — 1.6%
Union Pacific Corp.	230,380	24,401,850

Semiconductors & Semiconductor Equipment — 2.2%
Intel Corp.	559,070	20,165,655
Texas Instruments, Inc.	170,000	13,695,200

		33,860,855

Software — 2.1%
Microsoft Corp.	480,130	31,621,362

Specialty Retail — 3.5%
Home Depot, Inc. (The)	282,320	41,453,046
Tiffany & Co.(a)	138,180	13,168,554

		54,621,600

Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc.	225,020	32,326,373

TOTAL LONG-TERM INVESTMENTS (cost $1,157,976,700)		1,465,887,047

SHORT-TERM INVESTMENTS — 7.9%
AFFILIATED MUTUAL FUND — 3.2%
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $48,906,897; includes $48,847,665 of cash collateral for securities on loan)(b)(w)	48,897,118	48,906,897

	Shares	Value
UNAFFILIATED FUND — 4.7%
Fidelity Investments Money Market Funds - Treasury Only Portfolio (cost $72,703,549)	72,703,549	$72,703,549

TOTAL SHORT-TERM INVESTMENTS (cost $121,610,446)		121,610,446

TOTAL INVESTMENTS — 103.1% (cost $1,279,587,146)		1,587,497,493
Liabilities in excess of other assets — (3.1)%		(46,993,834)

NET ASSETS — 100.0%		$1,540,503,659

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $47,760,618; cash collateral of $48,847,665 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$26,329,125	$—	$—
Air Freight & Logistics	23,856,009	—	—
Automobiles	14,674,400	—	—
Banks	68,077,290	—	—
Beverages	53,218,999	—	—
Building Products	6,159,924	—	—
Capital Markets	77,746,504	—	—
Chemicals	69,530,702	—	—

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Level 1	Level 2	Level 3
Commercial Services & Supplies	$28,035,552	$—	$—
Containers & Packaging	27,793,417	—	—
Diversified Financial Services	33,335,999	—	—
Diversified Telecommunication Services	26,843,213	—	—
Electric Utilities	46,654,890	—	—
Energy Equipment & Services	26,665,683	—	—
Equity Real Estate Investment Trusts (REITs)	84,068,498	—	—
Food & Staples Retailing	75,657,640	—	—
Food Products	46,549,934	—	—
Health Care Providers & Services	16,858,588	—	—
Hotels, Restaurants & Leisure	18,684,578	—	—
Household Products	44,853,969	—	—
Independent Power & Renewable Electricity Producers	8,564,788	—	—
Industrial Conglomerates	34,452,793	—	—
Insurance	43,840,076	—	—
IT Services	59,851,756	—	—
Machinery	7,847,499	—	—
Media	110,239,692	—	—
Multi-Utilities	25,388,813	—	—
Oil, Gas & Consumable Fuels	74,784,241	—	—
Pharmaceuticals	108,490,435	—	—
Road & Rail	24,401,850	—	—
Semiconductors & Semiconductor Equipment	33,860,855	—	—
Software	31,621,362	—	—
Specialty Retail	54,621,600	—	—
Technology Hardware, Storage & Peripherals	32,326,373	—	—
Affiliated Mutual Fund	48,906,897	—	—
Unaffiliated Fund	72,703,549	—	—

Total	$1,587,497,493	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

AST COHEN & STEERS REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS
Diversified REITs — 1.7%
Empire State Realty Trust, Inc. (Class A Stock)(a)	519,660	$10,725,782

Health Care Providers & Services — 0.5%
Brookdale Senior Living, Inc.*	248,733	3,340,484

Health Care REITs — 5.7%
Healthcare Trust of America, Inc. (Class A Stock)	392,968	12,362,773
Physicians Realty Trust	380,863	7,567,748
Ventas, Inc.	258,385	16,805,360

		36,735,881

Hotel & Resort REITs — 4.4%
Apple Hospitality REIT, Inc.	390,483	7,458,225
Host Hotels & Resorts, Inc.(a)	802,215	14,969,332
Park Hotels & Resorts, Inc.(a)	217,468	5,582,404

		28,009,961

Hotels, Restaurants & Leisure — 2.9%
Hilton Worldwide Holdings, Inc.	213,957	12,507,926
Red Rock Resorts, Inc. (Class A Stock)	268,158	5,947,744

		18,455,670

Industrial REITs — 5.1%
Prologis, Inc.	637,761	33,087,041

Office REITs — 22.9%
Alexandria Real Estate Equities, Inc.(a)	142,095	15,704,339
Boston Properties, Inc.	141,922	18,791,892
Corporate Office Properties Trust	324,732	10,748,629
Cousins Properties, Inc.	1,235,626	10,218,627
Douglas Emmett, Inc.	398,534	15,303,706
Highwoods Properties, Inc.	175,075	8,601,435
Hudson Pacific Properties, Inc.	322,034	11,155,258
Kilroy Realty Corp.	203,126	14,641,322
SL Green Realty Corp.(a)	261,153	27,844,133
Vornado Realty Trust	147,633	14,809,066

		147,818,407

Residential REITs — 25.6%
American Campus Communities, Inc.	341,075	16,231,759
American Homes 4 Rent (Class A Stock)	435,507	9,999,241
Apartment Investment & Management Co. (Class A Stock)	397,175	17,614,711
AvalonBay Communities, Inc.(a)	144,421	26,515,696
Colony Starwood Homes(a)	127,140	4,316,403
Education Realty Trust, Inc.	262,048	10,704,661
Equity LifeStyle Properties, Inc.	104,232	8,032,119
Essex Property Trust, Inc.	78,507	18,176,726
Invitation Homes, Inc.*	237,934	5,194,099
Sun Communities, Inc.	189,560	15,227,355
UDR, Inc.(a)	898,823	32,591,323

		164,604,093

Retail REITs — 13.4%
Brixmor Property Group, Inc.	970,240	20,821,350
DDR Corp.	113,710	1,424,786
Kimco Realty Corp.	449,796	9,935,994
Regency Centers Corp.	34,233	2,272,729

	Shares	Value
COMMON STOCKS (Continued)
Retail REITs (cont’d.)
Simon Property Group, Inc.	256,574	$44,138,425
Weingarten Realty Investors	238,873	7,975,969

		86,569,253

Specialized REITs — 17.0%
American Tower Corp.	71,365	8,673,702
CoreCivic, Inc.	106,881	3,358,201
CubeSmart	335,194	8,701,636
CyrusOne, Inc.(a)	209,240	10,769,583
Digital Realty Trust, Inc.(a)	91,673	9,753,090
DuPont Fabros Technology, Inc.(a)	282,186	13,993,604
Equinix, Inc.	20,341	8,143,926
Extra Space Storage, Inc.(a)	213,856	15,908,748
GEO Group, Inc. (The)	78,000	3,616,860
Lamar Advertising Co. (Class A Stock)(a)	30,976	2,315,146
Public Storage	108,765	23,809,746
QTS Realty Trust, Inc. (Class A Stock)	12,186	594,068

		109,638,310

TOTAL LONG-TERM INVESTMENTS (cost $620,454,371)		638,984,882

SHORT-TERM INVESTMENT — 14.4%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	3,826,124	3,826,124
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $89,143,349; includes $89,060,404 of cash collateral for securities on loan)(b)(w)	89,119,772	89,137,596

TOTAL SHORT-TERM INVESTMENTS (cost $92,969,473)		92,963,720

TOTAL INVESTMENTS — 113.6% (cost $713,423,844)		731,948,602
Liabilities in excess of other assets — (13.6)%		(87,713,715)

NET ASSETS — 100.0%		$644,234,887

AST COHEN & STEERS REALTY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $87,709,483; cash collateral of $89,060,404 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified REITs	$10,725,782	$—	$—
Health Care Providers & Services	3,340,484	—	—
Health Care REITs	36,735,881	—	—
Hotel & Resort REITs	28,009,961	—	—
Hotels, Restaurants & Leisure	18,455,670	—	—
Industrial REITs	33,087,041	—	—
Office REITs	147,818,407	—	—
Residential REITs	164,604,093	—	—
Retail REITs	86,569,253	—	—
Specialized REITs	109,638,310	—	—
Affiliated Mutual Funds	92,963,720	—	—

Total	$731,948,602	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

			Shares	Value
LONG-TERM INVESTMENTS — 68.5%
UNAFFILIATED EXCHANGE TRADED FUNDS — 32.5%
iShares iBoxx $ High Yield Corporate Bond ETF			22,889	$2,009,196
iShares iBoxx $ Investment Grade Corporate
Bond ETF			10,665	1,257,510
iShares JP Morgan USD Emerging Markets
Bond ETF			8,826	1,003,516
iShares U.S. Real Estate ETF			15,008	1,177,978

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $5,363,769)				5,448,200

UNAFFILIATED FUND — 9.9%
Columbia Commodity Strategy Fund (Class Z Stock)* (cost $1,690,330)			305,653	1,668,865

Interest Rate	Maturity Date		Principal Amount (000)#
FOREIGN GOVERNMENT BONDS — 14.7%
Bundesrepublik Deutschland (Germany),
Bonds, RegS
2.500%	08/15/46	EUR	125	179,571
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond (Germany),
Bonds, TIPS, RegS
0.750%	04/15/18	EUR	73	84,718
Canadian Government Bond (Canada),
Bonds
1.500%	06/01/26	CAD	200	148,588
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, TIPS, RegS
0.100%	04/15/23	EUR	53	63,773
French Republic Government Bond OAT (France),
Bonds, TIPS, RegS
0.250%	07/25/24	EUR	247	287,859
1.800%	07/25/40	EUR	20	33,764
Italy Buoni Poliennali del Tesoro (Italy),
Bonds, TIPS, RegS
2.100%	09/15/21	EUR	18	22,899
2.350%	09/15/19	EUR	19	24,119
2.550%	09/15/41	EUR	61	81,323
3.100%	09/15/26	EUR	7	9,327
Japan Government Thirty Year Bond (Japan),
Sr. Unsec’d. Notes
1.700%	09/20/44	JPY	25,350	278,451
Mexican Bonos (Mexico),
Bonds
6.500%	06/10/21	MXN	3,000	158,226
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes, RegS
2.000%	09/20/25	NZD	120	88,000
Poland Government Bond (Poland),
Bonds
2.500%	07/25/26	PLN	200	46,907

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Sweden Inflation Linked Bond (Sweden),
Bonds
1.000%	06/01/25	SEK	105	$14,392
United Kingdom Gilt (United Kingdom),
Unsec’d. Notes, RegS
3.500%	01/22/45	GBP	122	210,945
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds, TIPS, RegS
0.125%	03/22/44	GBP	91	201,475
0.125%	11/22/65	GBP	88	268,923
0.750%	03/22/34	GBP	121	260,594

TOTAL FOREIGN GOVERNMENT BONDS (cost $2,473,614)				2,463,854

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.5%
Federal National Mortgage Assoc.(t)
2.500%	TBA		137	137,064
3.500%	TBA		137	140,136
4.000%	TBA		137	143,700
5.000%	TBA		129	140,954
Government National Mortgage Assoc.(t)
3.500%	TBA		185	191,822

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $748,218)				753,676

U.S. TREASURY OBLIGATIONS — 6.9%
U.S. Treasury Bonds
2.500%	02/15/45		300	269,567
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/24		573	580,437
0.750%	02/15/42		203	209,676
0.750%	02/15/45		103	101,094

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,163,902)				1,160,774

TOTAL LONG-TERM INVESTMENTS (cost $11,439,833)				11,495,369

			Shares
SHORT-TERM INVESTMENTS — 24.2%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)			4,054,123	4,054,123
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund(w)			355	355

TOTAL SHORT-TERM INVESTMENTS (cost $4,054,478)				4,054,478

TOTAL INVESTMENTS — 92.7% (cost $15,494,311)				15,549,847
Other assets in excess of liabilities(z) —7.3%				1,224,117

NET ASSETS — 100.0%				$16,773,964

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(t)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $725,000 is approximately 4.3% of net assets.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end.

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
3	3 Year Australian Treasury Bonds	Jun. 2017	$690,882	$691,047	$165
1	5 Year Euro-Bobl	Jun. 2017	140,509	140,605	96
14	5 Year U.S. Treasury Notes	Jun. 2017	1,648,125	1,648,172	47
1	10 Year Canadian Government Bonds	Jun. 2017	103,290	103,260	(30)
1	10 Year Mini Japanese Government Bonds	Jun. 2017	135,103	134,941	(162)
2	10 Year U.K. Gilt	Jun. 2017	316,783	319,689	2,906
3	10 Year U.S. Treasury Notes	Jun. 2017	372,984	373,688	704
3	10 Year U.S. Ultra Treasury Bonds	Jun. 2017	398,719	401,672	2,953
4	20 Year U.S. Treasury Bonds	Jun. 2017	602,353	603,375	1,022
13	Euro-BTP Italian Government Bond	Jun. 2017	1,555,730	1,556,733	1,003
3	Euro-OAT	Jun. 2017	471,207	470,588	(619)
25	Mini MSCI EAFE Index	Jun. 2017	2,192,920	2,227,500	34,580
20	Mini MSCI Emerging Markets Index	Jun. 2017	942,600	961,400	18,800
29	S&P 500 E-Mini Index	Jun. 2017	3,434,543	3,420,840	(13,703)
2	TOPIX Index	Jun. 2017	276,835	271,715	(5,120)

					42,642

Short Positions:
3	2 Year U.S. Treasury Notes	Jun. 2017	649,266	649,359	(93)
2	S&P/TSX 60 Index	Jun. 2017	274,539	274,347	192

					99

					$42,741

Cash and foreign currency of $478,794 have been segregated with JPMorgan Chase to cover requirement for open futures contracts at March 31, 2017.

Forward foreign currency exchange contracts outstanding at March 31, 2017:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/10/17	Citigroup Global Markets	AUD	172	$131,144	$131,385	$241
Expiring 04/10/17	Citigroup Global Markets	AUD	111	84,811	84,789	(22)
Expiring 04/10/17	Citigroup Global Markets	AUD	45	34,400	34,374	(26)
British Pound,
Expiring 04/10/17	Standard Chartered PLC	GBP	292	366,136	365,932	(204)
Expiring 04/10/17	Standard Chartered PLC	GBP	170	212,955	213,042	87
Expiring 04/10/17	Standard Chartered PLC	GBP	77	96,021	96,496	475
Canadian Dollar,
Expiring 04/10/17	Citigroup Global Markets	CAD	329	246,769	247,432	663
Expiring 04/10/17	Citigroup Global Markets	CAD	25	18,674	18,802	128
Danish Krone,
Expiring 04/10/17	Credit Suisse First Boston Corp.	DKK	188	26,970	26,972	2
Euro,
Expiring 04/10/17	Barclays Capital Group	EUR	326	347,900	347,934	34
Expiring 04/10/17	Barclays Capital Group	EUR	289	309,079	308,445	(634)
Expiring 04/10/17	Barclays Capital Group	EUR	145	154,917	154,756	(161)
Expiring 04/10/17	Barclays Capital Group	EUR	9	9,471	9,606	135

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Hong Kong Dollar,
Expiring 04/10/17	Standard Chartered PLC	HKD	372	$47,873	$47,878	$5
Japanese Yen,
Expiring 04/10/17	Citigroup Global Markets	JPY	31,907	286,624	286,715	91
Expiring 04/10/17	Citigroup Global Markets	JPY	15,242	136,312	136,964	652
Expiring 04/10/17	Citigroup Global Markets	JPY	2,050	17,956	18,421	465
New Zealand Dollar,
Expiring 04/10/17	Credit Suisse First Boston Corp.	NZD	105	73,436	73,586	150
Norwegian Krone,
Expiring 04/10/17	Barclays Capital Group	NOK	71	8,268	8,269	1
Singapore Dollar,
Expiring 04/10/17	Citigroup Global Markets	SGD	21	15,010	15,013	3
Swedish Krona,
Expiring 04/10/17	Citigroup Global Markets	SEK	416	46,431	46,447	16
Expiring 04/10/17	Citigroup Global Markets	SEK	62	6,949	6,923	(26)
Swiss Franc,
Expiring 04/10/17	Credit Suisse First Boston Corp.	CHF	98	97,888	97,895	7
Expiring 04/10/17	Credit Suisse First Boston Corp.	CHF	48	47,985	47,949	(36)

				$2,823,979	$2,826,025	2,046

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/10/17	Citigroup Global Markets	AUD	336	$256,188	$256,659	$(471)
Expiring 04/10/17	Citigroup Global Markets	AUD	30	23,027	22,916	111
Expiring 04/10/17	Citigroup Global Markets	AUD	13	9,948	9,930	18
British Pound,
Expiring 04/10/17	Standard Chartered PLC	GBP	867	1,081,977	1,086,518	(4,541)
Expiring 04/10/17	Standard Chartered PLC	GBP	492	613,994	616,571	(2,577)
Expiring 04/10/17	Standard Chartered PLC	GBP	138	173,087	172,940	147
Expiring 04/10/17	Standard Chartered PLC	GBP	36	44,890	45,115	(225)
Expiring 04/10/17	Standard Chartered PLC	GBP	30	37,439	37,596	(157)
Expiring 04/10/17	Standard Chartered PLC	GBP	17	21,220	21,304	(84)
Expiring 04/10/17	Standard Chartered PLC	GBP	12	14,875	15,039	(164)
Expiring 04/10/17	Standard Chartered PLC	GBP	8	9,757	10,026	(269)
Canadian Dollar,
Expiring 04/10/17	Citigroup Global Markets	CAD	324	247,661	243,522	4,139
Expiring 04/10/17	Citigroup Global Markets	CAD	101	75,948	75,959	(11)
Expiring 04/10/17	Citigroup Global Markets	CAD	99	75,721	74,455	1,266
Expiring 04/10/17	Citigroup Global Markets	CAD	19	14,685	14,440	245
Expiring 04/10/17	Citigroup Global Markets	CAD	11	8,180	8,273	(93)
Danish Krone,
Expiring 04/10/17	Credit Suisse First Boston Corp.	DKK	388	55,271	55,665	(394)
Expiring 04/10/17	Credit Suisse First Boston Corp.	DKK	53	7,535	7,604	(69)
Euro,
Expiring 04/10/17	Barclays Capital Group	EUR	967	1,024,440	1,032,061	(7,621)
Expiring 04/10/17	Barclays Capital Group	EUR	892	944,985	952,015	(7,030)
Expiring 04/10/17	Barclays Capital Group	EUR	136	145,472	145,150	322
Expiring 04/10/17	Barclays Capital Group	EUR	120	127,128	128,074	(946)
Expiring 04/10/17	Barclays Capital Group	EUR	82	86,630	87,517	(887)
Expiring 04/10/17	Barclays Capital Group	EUR	45	47,461	47,814	(353)
Expiring 04/10/17	Barclays Capital Group	EUR	27	28,630	28,816	(186)
Expiring 04/10/17	Barclays Capital Group	EUR	26	27,942	27,750	192
Expiring 04/10/17	Barclays Capital Group	EUR	21	22,182	22,412	(230)
Expiring 04/10/17	Barclays Capital Group	EUR	7	7,498	7,471	27

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Hong Kong Dollar,
Expiring 04/10/17	Standard Chartered PLC	HKD	836	$107,813	$107,598	$215
Expiring 04/10/17	Standard Chartered PLC	HKD	92	11,861	11,841	20
Japanese Yen,
Expiring 04/10/17	Citigroup Global Markets	JPY	93,810	821,828	842,972	(21,144)
Expiring 04/10/17	Citigroup Global Markets	JPY	20,750	186,263	186,459	(196)
Expiring 04/10/17	Citigroup Global Markets	JPY	14,516	127,168	130,440	(3,272)
Expiring 04/10/17	Citigroup Global Markets	JPY	10,446	91,513	93,867	(2,354)
Expiring 04/10/17	Citigroup Global Markets	JPY	6,329	55,974	56,872	(898)
Expiring 04/10/17	Citigroup Global Markets	JPY	2,889	25,341	25,960	(619)
Expiring 04/10/17	Citigroup Global Markets	JPY	2,362	20,870	21,225	(355)
Expiring 04/10/17	Citigroup Global Markets	JPY	2,166	18,953	19,464	(511)
Mexican Peso,
Expiring 04/10/17	Standard Chartered PLC	MXN	2,400	127,991	127,993	(2)
Expiring 04/10/17	Standard Chartered PLC	MXN	644	31,431	34,345	(2,914)
New Zealand Dollar,
Expiring 04/10/17	Credit Suisse First Boston Corp.	NZD	239	170,435	167,270	3,165
Norwegian Krone,
Expiring 04/10/17	Barclays Capital Group	NOK	192	22,825	22,363	462
Polish Zloty,
Expiring 04/10/17	Hong Kong & Shanghai Bank	PLN	94	23,729	23,701	28
Expiring 04/10/17	Hong Kong & Shanghai Bank	PLN	92	22,581	23,196	(615)
Singapore Dollar,
Expiring 04/10/17	Citigroup Global Markets	SGD	62	43,628	44,326	(698)
Swedish Krona,
Expiring 04/10/17	Citigroup Global Markets	SEK	877	98,306	97,918	388
Expiring 04/10/17	Citigroup Global Markets	SEK	196	21,970	21,883	87
Expiring 04/10/17	Citigroup Global Markets	SEK	112	12,478	12,505	(27)
Swiss Franc,
Expiring 04/10/17	Credit Suisse First Boston Corp.	CHF	297	295,543	296,681	(1,138)
Expiring 04/10/17	Credit Suisse First Boston Corp.	CHF	27	26,759	26,972	(213)
Expiring 04/10/17	Credit Suisse First Boston Corp.	CHF	10	10,039	9,989	50
Expiring 04/10/17	Credit Suisse First Boston Corp.	CHF	8	7,973	7,991	(18)

				$7,617,043	$7,667,443	(50,400)

						$(48,354)

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO (CONCLUDED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Unaffiliated Exchange Traded Funds	$5,448,200	$—	$—
Unaffiliated Fund	1,668,865	—	—
Foreign Government Bonds	—	2,463,854	—
U.S. Government Agency Obligations	—	753,676	—
U.S. Treasury Obligations	—	1,160,774	—
Affiliated Mutual Funds	4,054,478	—	—
Other Financial Instruments*
Futures Contracts	42,741	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(48,354)	—

Total	$11,214,284	$4,329,950	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Equity contracts	$34,749
Foreign exchange contracts	(48,354)
Interest rate contracts	7,992

Total	$(5,613)

AST DEFENSIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 93.2%
AFFILIATED MUTUAL FUNDS
AST AB Global Bond Portfolio*	5,632,191	$60,095,481
AST AQR Emerging Markets Equity Portfolio*	13,622	145,890
AST AQR Large-Cap Portfolio*	733,377	11,536,012
AST BlackRock Low Duration Bond Portfolio*	334,510	3,552,499
AST BlackRock/Loomis Sayles Bond Portfolio*	1,334,908	17,687,529
AST Boston Partners Large-Cap Value Portfolio*	92,106	1,891,856
AST ClearBridge Dividend Growth Portfolio* .	310,661	4,833,879
AST Goldman Sachs Global Income Portfolio*	2,670,923	28,124,820
AST Goldman Sachs Large-Cap Value Portfolio*	62,963	1,847,977
AST Goldman Sachs Mid-Cap Growth Portfolio*	40,284	325,089
AST Goldman Sachs Strategic Income Portfolio*	1,086,911	10,575,647
AST Government Money Market Portfolio*	7,051,749	7,051,749
AST High Yield Portfolio*	1,614,633	15,548,915
AST Hotchkis & Wiley Large-Cap Value Portfolio*	99,702	2,598,224
AST International Growth Portfolio*	365,607	5,304,951
AST International Value Portfolio*	289,228	5,327,571
AST Jennison Large-Cap Growth Portfolio*	84,036	2,127,785
AST Loomis Sayles Large-Cap Growth Portfolio*	91,545	3,729,559
AST Lord Abbett Core Fixed Income Portfolio*	1,987,968	24,511,642
AST MFS Growth Portfolio*	105,394	2,095,231
AST MFS Large-Cap Value Portfolio*	203,717	3,656,720
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	6,969	222,657
AST Parametric Emerging Markets Equity Portfolio*	13,843	121,545
AST Prudential Core Bond Portfolio*	7,171,119	84,690,916
AST QMA Emerging Markets Equity Portfolio*	8,785	84,162
AST QMA International Core Equity Portfolio*	247,723	2,717,524
AST QMA Large-Cap Portfolio*	718,561	11,597,572
AST Small-Cap Growth Opportunities Portfolio*	65,183	1,083,343
AST Small-Cap Growth Portfolio*	29,433	1,118,166
AST Small-Cap Value Portfolio*	93,872	2,499,803
AST T. Rowe Price Large-Cap Growth Portfolio*	96,622	2,688,034
AST T. Rowe Price Natural Resources Portfolio*	25,364	526,565
AST Value Equity Portfolio*	177,592	2,401,045
AST WEDGE Capital Mid-Cap Value Portfolio*	9,477	218,638
AST Wellington Management Global Bond Portfolio*	6,751,446	70,282,550

		Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST Western Asset Core Plus Bond Portfolio*		4,631,765	$56,924,388
AST Western Asset Emerging Markets Debt Portfolio*		251,627	2,735,186

TOTAL LONG-TERM INVESTMENTS (cost $430,565,233)(w)			452,481,120

SHORT-TERM INVESTMENTS — 6.7%
AFFILIATED MUTUAL FUND — 6.6%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $32,148,017)(w)		32,148,017	32,148,017

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills
0.745%	06/15/17	300	299,562

(cost $299,547)
TOTAL SHORT-TERM INVESTMENTS (cost $32,447,564)			32,447,579

TOTAL INVESTMENTS — 99.9% (cost $463,012,797)			484,928,699
Other assets in excess of liabilities(z) — 0.1%			327,287

NET ASSETS — 100.0%			$485,255,986

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown is the effective yield at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST DEFENSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
40	2 Year U.S. Treasury Notes	Jun. 2017	$8,651,866	$8,658,125	$6,259
69	10 Year U.S. Treasury Notes	Jun. 2017	8,571,094	8,594,813	23,719
7	Euro STOXX 50 Index	Jun. 2017	248,830	255,841	7,011
1	Mini MSCI EAFE Index	Jun. 2017	87,527	89,100	1,573
6	Russell 2000 Mini Index	Jun. 2017	409,770	415,320	5,550
12	S&P 500 E-Mini Index	Jun. 2017	1,421,130	1,415,519	(5,611)
6	TOPIX Index	Jun. 2017	830,429	815,144	(15,285)

					$23,216

A U.S. Treasury Obligation with a market value of $299,562 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at March 31, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	unadjusted quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$484,629,137	$—	$ —
U.S. Treasury Obligation	—	299,562	—
Other Financial Instruments*
Futures Contracts	23,216	—	—

Total	$484,652,353	$299,562	$ —

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Equity contracts	$(6,762)
Interest rate contracts	29,978

Total	$23,216

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.7%
COMMON STOCKS — 34.9%
Aerospace & Defense — 0.8%
Boeing Co. (The)	338	$59,779

Airlines — 0.8%
Alaska Air Group, Inc.	640	59,021

Auto Components — 0.7%
Lear Corp.	390	55,216

Banks — 2.0%
Bank of America Corp.	1,990	46,944
Citizens Financial Group, Inc.	1,580	54,589
JPMorgan Chase & Co.	620	54,461

		155,994

Beverages — 0.7%
Dr. Pepper Snapple Group, Inc.	520	50,918

Biotechnology — 1.4%
AbbVie, Inc.	860	56,038
Amgen, Inc.	300	49,221

		105,259

Building Products — 0.8%
Owens Corning	960	58,915

Capital Markets — 0.7%
Morgan Stanley	1,300	55,691

Chemicals — 0.5%
Albemarle Corp.	380	40,143

Communications Equipment — 0.7%
Juniper Networks, Inc.	1,880	52,320

Consumer Finance — 0.7%
Discover Financial Services	810	55,396

Containers & Packaging — 0.5%
Packaging Corp. of America	400	36,647

Diversified Telecommunication Services — 0.8%
AT&T, Inc.	740	30,747
Verizon Communications, Inc.	640	31,200

		61,947

Electric Utilities — 0.5%
Exelon Corp.	1,160	41,737

Electronic Equipment, Instruments & Components — 0.7%
CDW Corp.	967	55,806

Energy Equipment & Services — 0.5%
Halliburton Co.	830	40,844

Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.	380	46,185
Prologis, Inc.	700	36,316

		82,501

Food & Staples Retailing — 0.6%
Sysco Corp.	940	48,805

Food Products — 0.7%
Ingredion, Inc.	420	50,581

Health Care Equipment & Supplies — 1.4%
Baxter International, Inc.	1,020	52,897
Stryker Corp.	430	56,610

		109,507

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services — 0.7%
UnitedHealth Group, Inc.	330	$54,123

Hotels, Restaurants & Leisure — 0.8%
Royal Caribbean Cruises Ltd.	600	58,865

Household Durables — 0.8%
D.R. Horton, Inc.	1,760	58,626

Household Products — 0.6%
Kimberly-Clark Corp.	380	50,019

Industrial Conglomerates — 0.6%
Honeywell International, Inc.	370	46,202

Insurance — 0.7%
Chubb Ltd.	410	55,863

Internet Software & Services — 1.3%
Alphabet, Inc. (Class A Stock)*	57	48,325
Facebook, Inc. (Class A Stock)*	350	49,718

		98,043

IT Services — 0.7%
Broadridge Financial Solutions, Inc.	740	50,283

Machinery — 0.7%
Stanley Black & Decker, Inc.	400	53,148

Media — 1.4%
CBS Corp. (Class B Stock)	820	56,875
Comcast Corp. (Class A Stock)	1,420	53,378

		110,253

Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Starwood Property Trust, Inc.	2,400	54,192

Multi-Utilities — 0.6%
WEC Energy Group, Inc.	700	42,441

Oil, Gas & Consumable Fuels — 1.7%
Chevron Corp.	410	44,022
Exxon Mobil Corp.	580	47,566
Valero Energy Corp.	600	39,774

		131,362

Pharmaceuticals — 1.4%
Johnson & Johnson	420	52,311
Pfizer, Inc.	1,570	53,710

		106,021

Semiconductors & Semiconductor Equipment — 1.4%
Broadcom Ltd.	250	54,739
Lam Research Corp.	421	54,040

		108,779

Software — 2.0%
Activision Blizzard, Inc.	1,130	56,342
Dell Technologies, Inc. (Class V Stock)*	720	46,138
Microsoft Corp.	815	53,676

		156,156

Specialty Retail — 0.7%
Lowe’s Cos., Inc.	640	52,614

Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc.	423	60,768
Seagate Technology PLC	260	11,942

		72,710

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Tobacco — 0.6%
Altria Group, Inc.	690	$49,280

TOTAL COMMON STOCKS (cost $2,324,948)		2,686,007

UNAFFILIATED EXCHANGE TRADED FUNDS — 18.8%
IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	9,735	283,191
iShares MSCI EAFE ETF	8,745	544,726
Vanguard FTSE Developed Markets ETF	15,770	619,761

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $1,434,622)		1,447,678

UNAFFILIATED FUNDS — 9.9%
AMG River Road Long-Short Fund*	24,347	283,154
ASG Global Alternatives Fund	18,883	197,139
Touchstone Merger Arbitrage Fund	25,862	281,895

TOTAL UNAFFILIATED FUNDS (cost $761,527)		762,188

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.7%
Non-Residential Mortgage-Backed Securities — 2.7%
CarMax Auto Owner Trust,
Series 2016-2, Class B
2.160%	12/15/21	5	4,980
CNH Equipment Trust,
Series 2015-C, Class A3
1.660%	11/16/20	15	15,012
Series 2016-B, Class B
2.200%	10/15/23	15	14,887
Cronos Containers Program I Ltd. (Bermuda),
Series 2014-2A, Class A, 144A
3.270%	11/18/29	13	12,294
DB Master Finance LLC,
Series 2015-1A, Class A2I, 144A
3.262%	02/20/45	10	9,851
GM Financial Automobile Leasing Trust,
Series 2016-2, Class A3
1.620%	09/20/19	10	9,998
SBA Small Business Investment Cos.,
Series 2017-10A, Class 1^
2.845%	03/10/27	20	20,075
Synchrony Credit Card Master Note Trust,
Series 2016-1, Class A
2.040%	03/15/22	15	15,055
Textainer Marine Containers III Ltd. (Bermuda),
Series 2014-1A, Class A, 144A
3.270%	10/20/39	19	18,531
United States Small Business Administration,
Series 2010-20I, Class 1
3.210%	09/01/30	19	19,291
Series 2014-20L, Class 1
2.700%	12/01/34	34	34,266

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
World Financial Network Credit Card Master Trust,
Series 2013-A, Class A
1.610%	12/15/21	30	$30,045

TOTAL ASSET-BACKED SECURITIES (cost $204,392)			204,285

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.6%
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-PW17, Class A4
5.694%(c)	06/11/50	12	11,813
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4
5.779%(c)	12/10/49	18	17,591
Commercial Mortgage Trust,
Series 2012-CR1, Class B
4.612%	05/15/45	15	15,907
Series 2013-CR8, Class A4
3.334%	06/10/46	15	15,419
Series 2014-CR20, Class AM
3.938%	11/10/47	30	31,112
DBCCRE Mortgage Trust,
Series 2014-ARCP, Class C, 144A
4.935%(c)	01/10/34	15	14,559
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class B
4.740%	05/10/45	20	21,244
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C6, Class A4
2.858%	11/15/45	15	15,158
Motel 6 Trust,
Series 2015-MTL6, Class B, 144A
3.298%	02/05/30	15	15,049
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class AS
3.580%	02/15/48	30	30,285
WFRBS Commercial Mortgage Trust,
Series 2014-C19, Class B
4.723%(c)	03/15/47	15	15,862

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $207,095)			203,999

CORPORATE BONDS — 13.6%
Banks — 2.0%
Bank of America Corp.,
Jr. Sub. Notes
6.500%(c)	10/29/49	10	10,913
Sr. Unsec’d. Notes, MTN
4.100%	07/24/23	5	5,237
Bank One Michigan,
Sub. Notes
8.250%	11/01/24	25	31,798
Citigroup, Inc.,
Sr. Unsec’d. Notes
7.875%	05/15/25	15	18,819
Citizens Financial Group, Inc.,
Sub. Notes

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
5.158%(c)	06/29/23	10	$10,271
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
3.950%	11/09/22	20	20,525
Jr. Sub. Notes, 144A
11.000%(c)	12/29/49	10	11,675
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
6.000%	09/01/17	10	10,165
Goldman Sachs Group, Inc. (The),
Sub. Notes
5.150%	05/22/45	10	10,507
Morgan Stanley,
Sub. Notes, MTN
5.000%	11/24/25	10	10,738
Wells Fargo & Co.,
Jr. Sub. Notes
5.900%(c)	12/29/49	15	15,662

			156,310

Chemicals — 0.2%
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.875%	04/01/23	15	18,368

Commercial Services — 0.3%
Equifax, Inc.,
Sr. Unsec’d. Notes
6.300%	07/01/17	10	10,111
United Rentals North America, Inc.,
Gtd. Notes
5.500%	07/15/25	10	10,300

			20,411

Computers — 0.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
Sr. Sec’d. Notes, 144A
8.350%	07/15/46	10	12,915
International Business Machines Corp.,
Sr. Unsec’d. Notes
7.625%	10/15/18	20	21,794

			34,709

Distribution/Wholesale — 0.1%
HD Supply, Inc.,
Gtd. Notes, 144A
5.750%	04/15/24	5	5,259

Diversified Financial Services — 2.7%
Abay Leasing LLC,
Gov’t. Gtd. Notes
2.654%	11/09/26	41	40,914
Ahold Lease Pass-Through Trust (Netherlands),
Pass-Through Certificates
8.620%	01/02/25	13	15,466
Ally Financial, Inc.,
Sr. Unsec’d. Notes
4.250%	04/15/21	10	10,200
Export Leasing LLC,
Gov’t. Gtd. Notes
1.859%	08/28/21	44	44,130

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Gate Capital Cayman Two Ltd. (Cayman Islands),
Gov’t. Gtd. Notes
3.550%	06/11/21	41	$42,695
International Lease Finance Corp.,
Sr. Unsec’d. Notes
4.625%	04/15/21	10	10,545
Scottrade Financial Services, Inc.,
Sr. Unsec’d. Notes, 144A
6.125%	07/11/21	20	22,655
Tagua Leasing LLC,
Gov’t. Gtd. Notes
1.900%	07/12/24	20	19,214

			205,819

Engineering & Construction — 0.5%
AECOM,
Gtd. Notes
5.750%	10/15/22	15	15,731
SBA Tower Trust,
MORTGAGE, 144A
2.933%	12/11/17	25	25,012

			40,743

Food Service — 0.2%
Aramark Services, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	04/01/25	15	15,450

Foods — 0.6%
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
Sr. Unsec’d. Notes, 144A
6.625%	06/15/24	10	10,225
Kraft Heinz Foods Co.,
Sec’d. Notes, 144A
4.875%	02/15/25	10	10,690
Post Holdings, Inc.,
Gtd. Notes, 144A
7.750%	03/15/24	10	11,027
Smithfield Foods, Inc.,
Gtd. Notes, 144A
4.250%	02/01/27	10	10,118

			42,060

Healthcare-Services — 0.2%
Johns Hopkins Health System Corp. (The),
Unsec’d. Notes
3.837%	05/15/46	15	14,676

Home Builders — 0.1%
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25	10	10,025

Housewares — 0.2%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
5.000%	11/15/23	15	16,075

Insurance — 1.2%
John Hancock Life Insurance Co.,
Sub. Notes, 144A
7.375%	02/15/24	15	17,869

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
7.625%	11/15/23	15	$17,921
New England Mutual Life Insurance Co.,
Sub. Notes, 144A
7.875%	02/15/24	25	30,828
TIAA Asset Management Finance Co. LLC,
Sr. Unsec’d. Notes, 144A
2.950%	11/01/19	15	15,247
Torchmark Corp.,
Sr. Unsec’d. Notes
9.250%	06/15/19	10	11,511

			93,376

Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23	10	10,300
Comcast Corp.,
Gtd. Notes
4.600%	08/15/45	10	10,340

			20,640

Mining — 0.1%
Glencore Canada Corp. (Switzerland),
Gtd. Notes
5.500%	06/15/17	10	10,073

Miscellaneous Manufacturing — 0.7%
General Electric Co.,
Jr. Sub. Notes
5.000%(c)	12/29/49	24	25,320
ITT LLC,
Sr. Unsec’d. Notes
7.400%	11/15/25	25	31,113

			56,433

Oil & Gas — 0.7%
Petroleos Mexicanos (Mexico),
Gov’t. Gtd. Notes
2.460%	12/15/25	27	26,999
Reliance Industries Ltd. (India),
Gov’t. Gtd. Notes
1.870%	01/15/26	19	18,464
Tesoro Corp.,
Gtd. Notes
5.375%	10/01/22	10	10,350

			55,813

Pharmaceuticals — 0.2%
Johnson & Johnson,
Sr. Unsec’d. Notes
4.950%	05/15/33	10	11,642
Mead Johnson Nutrition Co.,
Sr. Unsec’d. Notes
4.600%	06/01/44	5	5,195

			16,837

Real Estate Investment Trusts (REITs) — 0.7%
GEO Group, Inc. (The),
Gtd. Notes

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
5.125%	04/01/23	15	$14,888
iStar, Inc.,
Sr. Unsec’d. Notes
4.000%	11/01/17	10	10,025
Omega Healthcare Investors, Inc.,
Gtd. Notes
5.875%	03/15/24	20	20,636
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25	10	9,788

			55,337

Retail — 0.1%
Macy’s Retail Holdings, Inc.,
Gtd. Notes
8.500%	06/01/19	10	10,870

Software — 0.7%
Broadridge Financial Solutions, Inc.,
Sr. Unsec’d. Notes
3.950%	09/01/20	15	15,706
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
5.000%	10/15/25	10	10,876
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.700%	06/01/20	25	25,283

			51,865

Telecommunications — 0.3%
T-Mobile USA, Inc.,
Gtd. Notes
6.625%	04/01/23	10	10,672
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.400%	11/01/34	10	9,463

			20,135

Transportation — 1.0%
Burlington Northern and Santa Fe Railway Co. Pass-Through Trust,
Pass-Through Certificates
5.629%	04/01/24	23	25,610
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
3.500%	06/01/17	25	25,074
Union Pacific Railroad Co. 2014-1 Pass-Through Trust,
Pass-Through Certificates
3.227%	05/14/26	23	22,830

			73,514

TOTAL CORPORATE BONDS (cost $1,041,887)			1,044,798

MUNICIPAL BONDS — 1.8%
California — 0.8%
Oakland Unified School District/Alameda County,
General Obligation Unlimited
9.500%	08/01/34	15	17,513

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
California (cont’d.)
Palomar Community College District, General Obligation Unlimited
7.194%	08/01/45	10	$11,467
State of California, General Obligation Unlimited
7.950%	03/01/36	30	34,562

			63,542

Illinois — 0.1%
Chicago Transit Authority, Revenue Bonds
5.470%	12/01/23	10	11,152

Indiana — 0.2%
Indiana Finance Authority, Revenue Bonds
2.916%	07/01/28	15	14,405

Kansas — 0.1%
Kansas Development Finance Authority, Revenue Bonds
4.727%	04/15/37	10	10,257

Massachusetts — 0.1%
Massachusetts Development Finance Agency, Revenue Bonds
5.000%	07/15/36	5	6,271

New York — 0.5%
New York City Transitional Finance Authority Future Tax Sec’d. Revenue, Revenue Bonds
3.040%	08/01/24	35	35,202

TOTAL MUNICIPAL BONDS
(cost $140,069)			140,829

RESIDENTIAL MORTGAGE-BACKED SECURITY — 0.4%
Freddie Mac REMICS, Series 3994, Class AE
1.625%	02/15/22	27	27,352

(cost $27,305)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.0%
Federal Home Loan Mortgage Corp.
3.500%	08/01/34	24	25,186
4.500%	07/01/44	14	15,246
Federal National Mortgage Assoc.
3.000%	07/01/43	15	14,487
3.500%	06/01/45	18	18,357
4.000%	04/01/39	23	24,853
4.500%	08/01/40	14	15,377
4.500%	04/01/41	14	14,669
4.500%	08/01/41	19	20,442
Government National Mortgage Assoc.
3.500%	11/20/42	11	11,131
3.621%(c)	07/16/47	11	10,926
Government National Mortgage Association
2.154%	05/16/54	19	19,271
Overseas Private Investment Corp., Gov’t. Gtd. Notes
(0.233)%(s)	06/10/18	15	15,421

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
U.S. Department of Transportation, Asset Backed, 144A
6.001%	12/07/21	25	$29,195

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $236,274)			234,561

U.S. TREASURY OBLIGATIONS — 10.0%
U.S. Treasury Bonds
3.125%	08/15/44	100	101,945
3.750%	11/15/43	40	45,516
4.500%	02/15/36	87	110,334
5.250%	11/15/28	80	102,228
U.S. Treasury Inflation Indexed Bonds, TIPS
0.625%	01/15/24	25	26,630
U.S. Treasury Inflationary Indexed Bonds, TIPS
2.375%	01/15/25	25	37,139
U.S. Treasury Notes
1.000%	09/15/17	80	80,038
1.625%	11/15/22	90	87,933
2.375%	05/31/18	90	91,273
2.625%	08/15/20	85	87,733

TOTAL U.S. TREASURY OBLIGATIONS (cost $779,506)			770,769

		Value
TOTAL LONG-TERM INVESTMENTS (cost $7,157,625)		7,522,466

Shares
SHORT-TERM INVESTMENT — 0.8%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	59,487	59,487
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund	1	1

TOTAL AFFILIATED MUTUAL FUNDS (cost $59,487)		59,488

TOTAL INVESTMENTS — 98.5% (cost $7,217,112)		7,581,954
Other assets in excess of liabilities — 1.5%		118,399

NET ASSETS — 100.0%		$7,700,353

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $20,075 and 0.3% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	unadjusted quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,686,007	$—	$—
Unaffiliated Exchange Traded Funds	1,447,678	—	—
Unaffiliated Funds	762,188	—	—
Asset-Backed Securities Non-Residential Mortgage-Backed Securities	—	184,210	20,075
Commercial Mortgage-Backed Securities	—	203,999	—
Corporate Bonds	—	1,044,798	—
Municipal Bonds	—	140,829	—
Residential Mortgage-Backed Security	—	27,352	—
U.S. Government Agency Obligations	—	234,561	—
U.S. Treasury Obligations	—	770,769	—
Affiliated Mutual Funds	59,488	—	—

Total	$4,955,361	$2,606,518	$20,075

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 90.6%
COMMON STOCKS — 58.8%
Aerospace & Defense — 1.3%
BAE Systems PLC (United Kingdom)	745,115	$5,996,818
Boeing Co. (The)	84,617	14,965,363
Elbit Systems Ltd. (Israel)	1,200	137,260
General Dynamics Corp.	4,573	856,066
HEICO Corp. (Class A Stock)	6,600	495,000
Leonardo SpA (Italy)*	395,135	5,603,237
Lockheed Martin Corp.	41,323	11,058,035
Moog, Inc. (Class A Stock)*	16,100	1,084,335
Northrop Grumman Corp.	31,204	7,421,559
Raytheon Co.	29,552	4,506,680
Rolls-Royce Holdings PLC (United Kingdom)*	611,900	5,780,644
Senior PLC (United Kingdom)	211,700	546,165
Spirit AeroSystems Holdings, Inc. (Class A Stock)	89,187	5,165,711
TASER International, Inc.*(a)	27,600	629,004
Teledyne Technologies, Inc.*	5,800	733,468
Thales SA (France)	3,400	328,428
TransDigm Group, Inc.	1,800	396,288
United Technologies Corp.	2,400	269,304

		65,973,365

Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.*	81,690	1,311,125
C.H. Robinson Worldwide, Inc.(a)	200	15,458
Expeditors International of Washington, Inc.(a)	6,900	389,781
FedEx Corp.	65,241	12,731,781
Hub Group, Inc. (Class A Stock)*	28,570	1,325,648
Panalpina Welttransport Holding AG (Switzerland)	5,310	640,577
United Parcel Service, Inc. (Class B Stock)	3,600	386,280

		16,800,650

Airlines — 0.1%
Copa Holdings SA (Panama) (Class A Stock)(a)	10,210	1,146,073
Qantas Airways Ltd. (Australia)	125,694	373,543
United Continental Holdings, Inc.*	64,216	4,536,218

		6,055,834

Auto Components — 0.3%
Bridgestone Corp. (Japan)	81,300	3,300,223
Cooper Tire & Rubber Co.	36,430	1,615,671
Delphi Automotive PLC	4,700	378,303
Exedy Corp. (Japan)	12,600	360,891
HI-LEX Corp. (Japan)	17,900	475,314
Motorcar Parts of America, Inc.*	36,940	1,135,166
NHK Spring Co. Ltd. (Japan)	79,000	874,682
Tenneco, Inc.	56,557	3,530,288
Valeo SA (France)	62,449	4,154,228
Visteon Corp.*	3,900	382,005

		16,206,771

Automobiles — 0.6%
Brilliance China Automotive Holdings Ltd. (China)	572,000	956,893
Fuji Heavy Industries Ltd. (Japan)	134,800	4,944,233

	Shares	Value
COMMON STOCKS (Continued)
Automobiles (cont’d.)
Mitsubishi Motors Corp. (Japan)	516,700	$3,099,569
Suzuki Motor Corp. (Japan)	164,000	6,811,531
Toyota Motor Corp. (Japan)	236,500	12,836,711

		28,648,937

Banks — 5.5%
Australia & New Zealand Banking Group Ltd. (Australia)	227,199	5,516,547
Banco Santander SA (Spain)	61,023	373,542
Bank of America Corp.	974,657	22,992,159
Bank of China Ltd. (China) (Class H Stock) .	3,785,000	1,882,211
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	52,100	1,662,511
Bank of the Ozarks, Inc.(a)	13,500	702,135
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	2,668,600	2,598,465
Bankinter SA (Spain)	665,548	5,580,760
BankUnited, Inc.	61,300	2,287,103
Banner Corp.	12,500	695,500
Banque Cantonale Vaudoise (Switzerland)	1,320	910,685
Blue Hills Bancorp, Inc.	77,700	1,386,945
BNP Paribas SA (France)	155,634	10,356,550
BOC Hong Kong Holdings Ltd. (Hong Kong) .	1,845,500	7,543,154
Boston Private Financial Holdings, Inc.	77,560	1,271,984
BPER Banca (Italy)	73,300	365,936
CaixaBank SA (Spain)	1,859,774	7,996,098
Camden National Corp.	44,050	1,939,962
Capitec Bank Holdings Ltd. (South Africa)	31,965	1,814,670
China Construction Bank Corp. (China) (Class H Stock)	5,453,000	4,393,525
CIMB Group Holdings Bhd (Malaysia)	852,600	1,073,058
CIT Group, Inc.	9,200	394,956
Citigroup, Inc.	317,597	18,998,653
Comerica, Inc.	1,100	75,438
Credicorp Ltd. (Peru)	2,960	483,367
Credit Agricole SA (France)	14,838	200,561
Cullen/Frost Bankers, Inc.	4,500	400,365
Dah Sing Financial Holdings Ltd. (Hong Kong)	133,600	1,017,857
Danske Bank A/S (Denmark)	203,632	6,943,021
E.Sun Financial Holding Co. Ltd. (Taiwan)	1,378,200	837,854
East West Bancorp, Inc.	84,992	4,386,437
Financial Institutions, Inc.	21,900	721,605
FinecoBank Banca Fineco SpA (Italy)	83,115	565,221
First Citizens BancShares, Inc. (Class A Stock)	3,370	1,130,197
First Connecticut Bancorp, Inc.	12,500	310,000
First Foundation, Inc.*	44,700	693,297
First Hawaiian, Inc.	20,600	616,352
First Northwest Bancorp*	53,300	826,150
FNB Corp.	121,176	1,801,887
Great Western Bancorp, Inc.	48,400	2,052,644
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	191,900	1,104,317
Grupo Financiero Galicia SA (Argentina), ADR(a)	49,450	1,872,177
Hana Financial Group, Inc. (South Korea)	28,774	949,485
Hanmi Financial Corp.	39,740	1,222,005
IBERIABANK Corp.	14,600	1,154,860

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Independent Bank Corp.	25,230	$522,261
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	4,462,000	2,919,702
Intesa Sanpaolo SpA (Italy)	2,605,934	7,088,436
Investors Bancorp, Inc.	171,753	2,469,808
JPMorgan Chase & Co.	77,526	6,809,884
Jyske Bank A/S (Denmark)	14,900	753,616
Kasikornbank PCL (Thailand)	402,700	2,215,696
KB Financial Group, Inc. (South Korea)	62,580	2,742,660
KBC Group NV (Belgium)	128,469	8,516,616
Kyushu Financial Group, Inc. (Japan)	14,600	89,422
Lloyds Banking Group PLC (United Kingdom)	10,577,752	8,797,300
M&T Bank Corp.(a)	1,500	232,095
Midland States Bancorp, Inc.	31,900	1,097,041
Mitsubishi UFJ Financial Group, Inc. (Japan)	2,499,100	15,742,250
Mizrahi Tefahot Bank Ltd. (Israel)	3,352	56,815
Moneta Money Bank A/S (Czech Republic), 144A*	428,796	1,453,237
National Australia Bank Ltd. (Australia)	204,556	5,208,482
Natixis SA (France)	62,142	382,558
Nordea Bank AB (Sweden)	936,278	10,681,844
Regions Financial Corp.	734,505	10,672,358
Sberbank of Russia PJSC (Russia)	1,458,496	4,140,271
Shinhan Financial Group Co. Ltd. (South Korea)	12,928	538,672
Shinsei Bank Ltd. (Japan)	1,680,000	3,095,608
Sierra Bancorp	8,900	244,127
Societe Generale SA (France)	173,333	8,782,001
SpareBank 1 SR-Bank ASA (Norway)	74,950	559,413
Standard Chartered PLC (United Kingdom)*	574,861	5,498,492
Suruga Bank Ltd. (Japan)	147,400	3,111,212
Swedbank AB (Sweden) (Class A Stock)(a)	284,035	6,572,130
Synovus Financial Corp.	23,781	975,497
TCF Financial Corp.	57,900	985,458
U.S. Bancorp	14,124	727,386
United Community Banks, Inc.	64,500	1,786,005
United Overseas Bank Ltd. (Singapore)	287,162	4,535,803
Univest Corp. of Pennsylvania	27,600	714,840
Virgin Money Holdings UK PLC (United Kingdom)	68,900	276,770
Wells Fargo & Co.	52,296	2,910,795
Western Alliance Bancorp*	46,880	2,301,339
Westpac Banking Corp. (Australia)	282,267	7,545,660

		275,855,766

Beverages — 1.4%
Ambev SA (Brazil)	192,300	1,116,723
Anheuser-Busch InBev SA/NV (Belgium)	124,236	13,613,232
Asahi Group Holdings Ltd. (Japan)	10,000	378,643
Britvic PLC (United Kingdom)	119,765	971,896
Coca-Cola Bottling Co. Consolidated(a)	15,647	3,223,595
Coca-Cola Co. (The)	17,036	723,008
Coca-Cola HBC AG (Switzerland)*	12,090	312,116
Coca-Cola West Co. Ltd. (Japan)	22,650	731,821
Constellation Brands, Inc. (Class A Stock)	48,726	7,897,023
Cott Corp. (Canada)	84,900	1,050,836
Diageo PLC (United Kingdom)	156,676	4,486,440

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
Dr. Pepper Snapple Group, Inc.	4,100	$401,472
Fomento Economico Mexicano SAB de CV (Mexico), UTS	87,900	780,488
Heineken Holding NV (Netherlands)	2,056	163,308
Heineken NV (Netherlands)	3,181	270,699
Jiangsu Yanghe Brewery Joint-Stock Co.
Ltd. (China) (Class A Stock)	54,500	693,287
Kirin Holdings Co. Ltd. (Japan)	20,000	378,327
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	13,200	742,475
Molson Coors Brewing Co. (Class B Stock)	112,983	10,813,603
Monster Beverage Corp.*	16,825	776,810
Olvi OYJ (Finland) (Class A Stock)	14,700	423,981
PepsiCo, Inc.	174,281	19,495,072
Remy Cointreau SA (France)	1,970	192,727
Treasury Wine Estates Ltd. (Australia)	41,060	383,567
Wuliangye Yibin Co. Ltd. (China) (Class A Stock)	216,100	1,353,376

		71,374,525

Biotechnology — 1.8%
AbbVie, Inc.	5,700	371,411
Ablynx NV (Belgium)*(a)	41,700	516,536
Advanced Accelerator Applications SA (France), ADR*(a)	12,100	482,306
Aimmune Therapeutics, Inc.*(a)	17,400	378,102
Alder Biopharmaceuticals, Inc.*(a)	39,000	811,200
Alexion Pharmaceuticals, Inc.*	86,607	10,500,233
Amgen, Inc.	71,982	11,810,087
Amicus Therapeutics, Inc.*(a)	120,900	862,017
Aurinia Pharmaceuticals, Inc. (Canada)*(a)	120,300	883,002
Avexis, Inc.*	10,700	813,521
Biogen, Inc.*	42,034	11,492,936
BioMarin Pharmaceutical, Inc.*	69,037	6,060,068
Blueprint Medicines Corp.*(a)	29,300	1,171,707
Clovis Oncology, Inc.*	8,100	515,727
CSL Ltd. (Australia)	91,445	8,755,482
DBV Technologies SA (France)*	9,600	671,306
DBV Technologies SA (France), ADR*(a)	33,800	1,190,436
Exelixis, Inc.*	33,100	717,277
Global Blood Therapeutics, Inc.*	14,900	549,065
Grifols SA (Spain)	162,105	3,977,257
Incyte Corp.*	2,000	267,340
Loxo Oncology, Inc.*(a)	26,600	1,119,328
Medy-Tox, Inc. (South Korea)	6,654	2,754,847
Neurocrine Biosciences, Inc.*	23,970	1,037,901
Radius Health, Inc.*(a)	21,400	827,110
Shire PLC	182,708	10,645,842
Shire PLC, ADR	55,332	9,640,494
TESARO, Inc.*(a)	9,200	1,415,604
United Therapeutics Corp.*	4,600	622,748

		90,860,890

Building Products — 0.4%
American Woodmark Corp.*	13,080	1,200,744
Armstrong World Industries, Inc.*	32,800	1,510,440
Builders FirstSource, Inc.*	45,266	674,463
Cie de Saint-Gobain (France)	130,715	6,706,593
Daikin Industries Ltd. (Japan)	34,200	3,448,667

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Building Products (cont’d.)
Gibraltar Industries, Inc.*	15,500	$638,600
Owens Corning	56,887	3,491,155

		17,670,662

Capital Markets — 1.1%
3i Group PLC (United Kingdom)	42,612	400,086
Affiliated Managers Group, Inc.	2,400	393,456
Ameriprise Financial, Inc.	1,600	207,488
Ashmore Group PLC (United Kingdom)	152,224	673,992
BinckBank NV (Netherlands)	74,700	381,457
BlackRock, Inc.	1,000	383,510
Brewin Dolphin Holdings PLC (United Kingdom)	99,100	387,195
CBOE Holdings, Inc.	4,700	381,029
Charles Schwab Corp. (The)	9,600	391,776
CI Financial Corp. (Canada)	19,400	385,564
CME Group, Inc.	3,200	380,160
Cowen Group, Inc. (Class A Stock)*(a)	53,300	796,835
Credit Suisse Group AG (Switzerland)*	596,792	8,879,444
Daiwa Securities Group, Inc. (Japan)	31,000	189,146
Deutsche Boerse AG (Germany)*	8,444	773,780
E*TRADE Financial Corp.*	5,100	177,939
GAM Holding AG (Switzerland)*	42,130	519,131
GCA Corp. (Japan)	96,000	817,596
Goldman Sachs Group, Inc. (The)	63,220	14,522,898
Hargreaves Lansdown PLC (United Kingdom)	16,317	265,790
IGM Financial, Inc. (Canada)	5,500	164,026
London Stock Exchange Group PLC (United Kingdom)	69,522	2,765,889
Macquarie Group Ltd. (Australia)	71,037	4,894,218
Magellan Financial Group Ltd. (Australia)	135,255	2,441,219
Nomura Holdings, Inc. (Japan)	364,600	2,256,998
OM Asset Management PLC	40,600	613,872
Partners Group Holding AG (Switzerland)	11,591	6,229,157
Raymond James Financial, Inc.	5,100	388,926
S&P Global, Inc.	2,900	379,146
SEI Investments Co.	7,500	378,300
UBS Group AG (Switzerland)	235,285	3,760,940
Vontobel Holding AG (Switzerland)	19,463	1,114,241

		56,695,204

Chemicals — 1.8%
Air Products & Chemicals, Inc.	2,600	351,754
Arkema SA (France)	13,946	1,372,860
Ashland Global Holdings, Inc.	9,610	1,189,814
BASF SE (Germany)	136,509	13,516,302
Covestro AG (Germany), 144A	5,082	391,512
Croda International PLC (United Kingdom)	83,887	3,746,921
D&L Industries, Inc. (Philippines)	2,628,300	666,234
Dow Chemical Co. (The)	115,539	7,341,348
Eastman Chemical Co.	82,965	6,703,572
Elementis PLC (United Kingdom)	231,506	839,043
EMS-Chemie Holding AG (Switzerland)	440	256,251
Evonik Industries AG (Germany)	11,601	378,129
Ferro Corp.*	63,470	964,109
Frutarom Industries Ltd. (Israel)	18,500	1,033,949
Huntsman Corp.	29,500	723,930
Incitec Pivot Ltd. (Australia)	1,630,947	4,682,367

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Innophos Holdings, Inc.	5,000	$269,850
Innospec, Inc.	11,500	744,625
JSR Corp. (Japan)	164,200	2,778,271
K+S AG (Germany)(a)	211,124	4,907,386
LG Chem Ltd. (South Korea)	9,643	2,535,515
LyondellBasell Industries NV (Class A Stock)	88,593	8,078,795
Mitsui Chemicals, Inc. (Japan)	618,000	3,061,731
NewMarket Corp.	700	317,261
Nihon Parkerizing Co. Ltd. (Japan)	88,200	1,095,560
Nitto Denko Corp. (Japan)	3,800	293,968
Novozymes A/S (Denmark) (Class B Stock)	9,465	375,000
Nufarm Ltd. (Australia)	62,463	462,824
Olin Corp.	39,700	1,304,939
Platform Specialty Products Corp.*	28,700	373,674
Potash Corp. of Saskatchewan, Inc. (Canada)	14,800	252,853
Scotts Miracle-Gro Co. (The) (Class A Stock)	9,300	868,527
Sherwin-Williams Co. (The)	1,200	372,228
Shin-Etsu Chemical Co. Ltd. (Japan)	51,400	4,467,654
Sika AG (Switzerland)	23	137,947
Sociedad Quimica y Minera de Chile SA (Chile), ADR	4,500	154,665
Sumitomo Chemical Co. Ltd. (Japan)	874,000	4,895,365
Symrise AG (Germany)	67,493	4,488,395
Tokyo Ohka Kogyo Co. Ltd. (Japan)	8,900	296,193
Yara International ASA (Norway)	114,196	4,398,573

		91,089,894

Commercial Services & Supplies — 0.5%
ABM Industries, Inc.	24,500	1,068,200
Advanced Disposal Services, Inc.*	51,500	1,163,900
Aeon Delight Co. Ltd. (Japan)	54,700	1,723,072
Copart, Inc.*	16,700	1,034,231
Covanta Holding Corp.	14,600	229,220
Deluxe Corp.	74,388	5,368,582
InnerWorkings, Inc.*	53,730	535,151
ISS A/S (Denmark)	9,083	343,381
IWG PLC (Switzerland)	389,140	1,554,625
KAR Auction Services, Inc.	20,860	910,956
KEPCO Plant Service & Engineering Co. Ltd. (South Korea)	27,088	1,511,965
Matthews International Corp. (Class A Stock)	6,800	460,020
Multi-Color Corp.	28,740	2,040,540
Nissha Printing Co. Ltd. (Japan)	20,500	487,410
Pitney Bowes, Inc.	30,100	394,611
Prosegur Cia de Seguridad SA (Spain)	81,100	487,355
Renewi PLC (United Kingdom)	1,274,778	1,526,594
Republic Services, Inc.	7,200	452,232
Rollins, Inc.	10,400	386,152
Sato Holdings Corp. (Japan)	37,300	797,896
Team, Inc.*	14,150	382,758
Waste Management, Inc.	5,700	415,644

		23,274,495

Communications Equipment — 0.6%
Ciena Corp.*	41,700	984,537

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment (cont’d.)
Cisco Systems, Inc.	489,396	$16,541,585
CommScope Holding Co., Inc.*	156,370	6,522,193
Extreme Networks, Inc.*	43,400	325,934
F5 Networks, Inc.*	2,700	384,939
Lumentum Holdings, Inc.*(a)	6,200	330,770
Oclaro, Inc.*(a)	48,200	473,324
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)(a)	427,711	2,855,556

		28,418,838

Construction & Engineering — 0.5%
Arcadis NV (Netherlands)	42,300	666,253
Balfour Beatty PLC (United Kingdom)	138,100	465,767
Boustead Projects Ltd. (Singapore)*	181,658	112,436
Bouygues SA (France)	81,624	3,317,606
Chicago Bridge & Iron Co. NV	13,000	399,750
China State Construction International Holdings Ltd. (China)	1,150,000	2,058,539
Ferrovial SA (Spain)	170,867	3,415,200
Fluor Corp.	7,300	384,126
Gamuda Bhd (Malaysia)	946,500	1,108,110
HOCHTIEF AG (Germany)	1,616	267,058
Jacobs Engineering Group, Inc.	7,000	386,960
Monadelphous Group Ltd. (Australia)(a)	25,086	236,157
Quanta Services, Inc.*	10,400	385,944
Shimizu Corp. (Japan)	203,000	1,822,907
Taisei Corp. (Japan)	20,000	146,263
Vinci SA (France)	92,209	7,322,214

		22,495,290

Construction Materials — 0.4%
Adelaide Brighton Ltd. (Australia)	106,131	460,225
Cemex SAB de CV (Mexico), ADR*	60,700	550,549
CRH PLC (Ireland)	152,994	5,391,393
Eagle Materials, Inc.	40,215	3,906,485
Ibstock PLC (United Kingdom), 144A	162,000	421,826
James Hardie Industries PLC (Ireland), CDI	305,260	4,796,049
LafargeHolcim Ltd. (Switzerland)*	75,677	4,464,898
Wienerberger AG (Austria)	44,100	934,388

		20,925,813

Consumer Finance — 0.5%
AEON Financial Service Co. Ltd. (Japan)	17,600	332,323
Capital One Financial Corp.	147,331	12,767,704
Discover Financial Services	159,981	10,941,101
FirstCash, Inc.	33,400	1,641,610
Sun Hung Kai & Co. Ltd. (Hong Kong)	559,000	366,909
Synchrony Financial	22,300	764,890

		26,814,537

Containers & Packaging — 0.2%
Berry Plastics Group, Inc.*	7,900	383,703
FP Corp. (Japan)	18,000	841,774
Graphic Packaging Holding Co.	104,250	1,341,698
Packaging Corp. of America	44,017	4,032,838
WestRock Co.	82,615	4,298,458

		10,898,471

Distributors — 0.0%
Bapcor Ltd. (Australia)	135,344	602,741

	Shares	Value
COMMON STOCKS (Continued)
Diversified Consumer Services — 0.2%
Carriage Services, Inc.(a)	24,950	$676,644
Grand Canyon Education, Inc.*	17,900	1,281,819
Houghton Mifflin Harcourt Co.*	46,200	468,930
New Oriental Education & Technology
Group, Inc. (China), ADR*	37,900	2,288,402
Service Corp. International	199,960	6,174,764
ServiceMaster Global Holdings, Inc.*	29,000	1,210,750

		12,101,309

Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc. (Class B Stock)*	35,962	5,994,146
Challenger Ltd. (Australia)	775,294	7,430,792
EXOR NV (Netherlands)	7,340	379,537
FirstRand Ltd. (South Africa)	160,679	555,962
Fubon Financial Holding Co. Ltd. (Taiwan)	799,000	1,303,206
Investor AB (Sweden) (Class B Stock)	9,036	379,936
ORIX Corp. (Japan)	679,100	10,079,568
Ricoh Leasing Co. Ltd. (Japan)	33,000	1,060,254

		27,183,401

Diversified Telecommunication Services — 1.7%
AT&T, Inc.	423,600	17,600,579
BCE, Inc. (Canada)	7,700	340,923
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	115,360	207,180
BT Group PLC (United Kingdom)	1,667,325	6,657,817
China Telecom Corp. Ltd. (China) (Class H Stock)	2,666,000	1,302,282
China Unicom Hong Kong Ltd. (China)	1,227,000	1,648,012
Cogent Communications Holdings, Inc.	34,630	1,490,822
Com Hem Holding AB (Sweden)(a)	61,200	700,333
Deutsche Telekom AG (Germany)	597,469	10,469,262
HKT Trust & HKT Ltd. (Hong Kong)	3,339,000	4,305,245
Infrastrutture Wireless Italiane SpA (Italy), 144A	123,600	651,159
Koninklijke KPN NV (Netherlands)	1,229,237	3,695,613
LG Uplus Corp. (South Korea)	71,096	909,912
Lumos Networks Corp.*	30,000	531,000
Nippon Telegraph & Telephone Corp. (Japan)	172,594	7,378,967
PCCW Ltd. (Hong Kong)	315,000	185,826
Spark New Zealand Ltd. (New Zealand)	881,131	2,159,947
Telecom Italia SpA (Italy)*	1,947,647	1,753,250
Telefonica Deutschland Holding AG (Germany)	751,699	3,726,782
Telefonica SA (Spain)	710,673	7,954,822
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	4,392,200	1,365,293
Telia Co. AB (Sweden)	38,906	163,107
Telkom SA SOC Ltd. (South Africa)	225,894	1,264,040
Telstra Corp. Ltd. (Australia)	323,448	1,150,944
TELUS Corp. (Canada)	23,751	771,012
Verizon Communications, Inc.	145,713	7,103,509

		85,487,638

Electric Utilities — 1.4%
Alliant Energy Corp.	8,700	344,607
American Electric Power Co., Inc.	181,669	12,195,440
Avangrid, Inc.	17,400	743,676

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	43,000	$337,690
Chubu Electric Power Co., Inc. (Japan)	12,900	173,285
CLP Holdings Ltd. (Hong Kong)	30,500	319,289
Duke Energy Corp.	9,079	744,569
Edison International	82,151	6,540,041
Electricite de France SA (France)	45,207	379,849
Endesa SA (Spain)	48,714	1,143,303
Enel SpA (Italy)	160,416	754,834
Entergy Corp.	9,800	744,408
Eversource Energy	6,600	387,948
Exelon Corp.	30,710	1,104,946
FirstEnergy Corp.	12,000	381,840
Fortis, Inc. (Canada)	11,400	377,785
Great Plains Energy, Inc.	180,579	5,276,518
HK Electric Investments & HK Electric Investments Ltd. (Hong Kong), 144A	195,500	180,180
Hydro One Ltd. (Canada), 144A	4,600	83,882
Iberdrola SA (Spain)	1,474,428	10,534,662
Kansai Electric Power Co., Inc. (The) (Japan)	32,500	399,903
Light SA (Brazil)	204,500	1,288,168
NextEra Energy, Inc.	9,216	1,183,058
OGE Energy Corp.	10,600	370,788
Okinawa Electric Power Co., Inc. (The) (Japan)	56,600	1,346,654
PG&E Corp.	173,512	11,514,256
Portland General Electric Co.	13,620	605,000
Power Assets Holdings Ltd. (Hong Kong)	651,500	5,619,722
PPL Corp.	10,000	373,900
Spark Infrastructure Group (Australia)	915,368	1,657,727
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	99,600	390,411
Xcel Energy, Inc.	18,471	821,036

		68,319,375

Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)*	344,759	8,069,257
Emerson Electric Co.	1,500	89,790
Legrand SA (France)	74,426	4,480,279
LS Industrial Systems Co. Ltd. (South Korea)	9,454	399,724
Nidec Corp. (Japan)	53,200	5,080,844
OSRAM Licht AG (Germany)	11,334	710,772
Preformed Line Products Co.	7,780	405,727
Prysmian SpA (Italy)	17,000	449,437
Schneider Electric SE (France)	46,218	3,395,589
Zumtobel Group AG (Austria)	56,700	1,093,238

		24,174,657

Electronic Equipment, Instruments & Components — 0.5%
AAC Technologies Holdings, Inc. (China)	57,000	667,415
Alps Electric Co. Ltd. (Japan)	80,600	2,285,390
Azbil Corp. (Japan)	25,400	855,459
Cognex Corp.	4,600	386,170
Delta Electronics, Inc. (Taiwan)	248,000	1,328,250
Hon Hai Precision Industry Co. Ltd. (Taiwan)	883,000	2,648,194
Ingenico Group SA (France)	4,556	429,706

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Keyence Corp. (Japan)	16,600	$6,659,468
Kudelski SA (Switzerland)	66,443	1,087,370
Largan Precision Co. Ltd. (Taiwan)	16,000	2,519,999
Murata Manufacturing Co. Ltd. (Japan)	22,900	3,262,462
Oxford Instruments PLC (United Kingdom)	45,747	468,759
Sunny Optical Technology Group Co. Ltd. (China)	186,000	1,361,216
Tech Data Corp.*	9,200	863,880

		24,823,738

Energy Equipment & Services — 0.6%
Aker Solutions ASA (Norway)*	64,600	389,886
Basic Energy Services, Inc.*	16,200	540,432
Boustead Singapore Ltd. (Singapore)	613,790	382,187
C&J Energy Services, Inc.*	5,800	197,490
Essential Energy Services Ltd. (Canada)*	146,200	75,857
Halliburton Co.	130,733	6,433,371
Helix Energy Solutions Group, Inc.*	110,160	855,943
John Wood Group PLC (United Kingdom)	62,514	597,202
Keane Group, Inc.*(a)	19,500	278,850
Pason Systems, Inc. (Canada)	19,700	284,571
Schlumberger Ltd.	167,071	13,048,245
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	5,600	390,610
Tecnicas Reunidas SA (Spain)	101,436	4,004,989
US Silica Holdings, Inc.	17,400	835,026
Western Energy Services Corp. (Canada)*	45,600	80,923

		28,395,582

Equity Real Estate Investment Trusts (REITs) — 1.3%
alstria office REIT-AG (Germany)*	68,500	837,586
American Homes 4 Rent (Class A Stock)	16,200	371,952
Armada Hoffler Properties, Inc.	113,154	1,571,709
Boardwalk Real Estate Investment Trust (Canada)(a)	17,500	620,728
Boston Properties, Inc.	63,927	8,464,574
British Land Co. PLC (The) (United Kingdom)	334,229	2,554,868
CapitaLand Commercial Trust (Singapore)	339,000	374,304
Colony NorthStar, Inc. (Class A Stock)	115,454	1,490,511
CoreCivic, Inc.	25,300	794,926
CoreSite Realty Corp.(a)	20,170	1,816,309
Daiwa Office Investment Corp. (Japan)	160	818,679
DCT Industrial Trust, Inc.	154,831	7,450,468
Dexus Property Group (Australia)	50,587	377,561
Digital Realty Trust, Inc.	3,700	393,643
Douglas Emmett, Inc.	9,900	380,160
Dream Industrial Real Estate Investment Trust (Canada)	20,800	128,568
Equity LifeStyle Properties, Inc.	17,130	1,320,038
Eurocommercial Properties NV (Netherlands), CVA	17,002	608,838
Extra Space Storage, Inc.(a)	82,220	6,116,346
Fortune Real Estate Investment Trust (Hong Kong)	479,000	536,367
GEO Group, Inc. (The)	28,100	1,302,997
Goodman Group (Australia)	81,537	482,078
Great Portland Estates PLC (United Kingdom)	72,541	592,091

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Hansteen Holdings PLC (United Kingdom)	288,707	$431,817
Highwoods Properties, Inc.	7,700	378,301
Hospitality Properties Trust	32,000	1,008,960
Investa Office Fund (Australia)	143,399	520,616
Link REIT (Hong Kong)	34,396	241,073
Mack-Cali Realty Corp.	68,000	1,831,920
Medical Properties Trust, Inc.(a)	81,000	1,044,090
Merlin Properties Socimi SA (Spain)	49,200	549,670
Mirvac Group (Australia)	3,177,699	5,316,357
Omega Healthcare Investors, Inc.	23,200	765,368
Pennsylvania Real Estate Investment Trust(a)	45,900	694,926
Potlatch Corp.	26,800	1,224,760
Prologis, Inc.	7,500	389,100
Public Storage	3,299	722,184
Segro PLC (United Kingdom)	272,662	1,558,905
Senior Housing Properties Trust	18,500	374,625
Simon Property Group, Inc.	2,300	395,669
STORE Capital Corp.	51,700	1,234,596
Sun Communities, Inc.	18,500	1,486,105
Uniti Group, Inc.	16,440	424,974
Urban Edge Properties	26,900	707,470
Warehouses De Pauw CVA (Belgium)	8,003	744,196
Washington Prime Group, Inc.	66,400	577,016
Westfield Corp. (Australia)	299,231	2,029,849

		64,057,848

Food & Staples Retailing — 1.0%
Andersons, Inc. (The)	16,500	625,350
BGF retail Co. Ltd. (South Korea)	23,822	2,237,424
BIM Birlesik Magazalar A/S (Turkey)	70,546	1,084,723
Casino Guichard Perrachon SA (France)	6,994	390,779
Costco Wholesale Corp.	4,366	732,135
CP ALL PCL (Thailand)	832,600	1,429,564
George Weston Ltd. (Canada)	4,300	375,177
J Sainsbury PLC (United Kingdom)	223,246	739,430
Jean Coutu Group PJC, Inc. (The) (Canada) (Class A Stock)	27,100	426,517
Koninklijke Ahold Delhaize NV (Netherlands)	172,890	3,694,641
Kroger Co. (The)	151,767	4,475,609
Loblaw Cos. Ltd. (Canada)	1,300	70,540
Magnit PJSC (Russia)	2,979	490,131
Magnit PJSC (Russia), GDR, RegS	4,792	183,289
METRO AG (Germany)	11,941	381,547
North West Co., Inc. (The) (Canada)	53,800	1,282,850
Performance Food Group Co.*	36,700	873,460
Raia Drogasil SA (Brazil)	56,100	1,056,736
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. (Israel)	10,900	463,088
San-A Co. Ltd. (Japan)	25,300	1,153,142
Seven & i Holdings Co. Ltd. (Japan)	121,100	4,757,249
Sundrug Co. Ltd. (Japan)	39,200	1,318,877
Sysco Corp.	134,446	6,980,436
Tesco PLC (United Kingdom)*	1,058,676	2,463,918
Tsuruha Holdings, Inc. (Japan)	3,500	324,624
United Natural Foods, Inc.*(a)	14,000	605,220
US Foods Holding Corp.*	135,962	3,804,217
Wal-Mart Stores, Inc.	91,795	6,616,584

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Woolworths Ltd. (Australia)	18,995	$384,574

		49,421,831

Food Products — 1.3%
Archer-Daniels-Midland Co.	24,900	1,146,396
Aryzta AG (Switzerland)*	11,912	382,482
Bunge Ltd.	76,849	6,091,051
Dairy Crest Group PLC (United Kingdom)	99,325	688,352
Danone SA (France)	82,989	5,645,340
Darling Ingredients, Inc.*	75,400	1,094,808
Dean Foods Co.(a)	52,700	1,036,082
General Mills, Inc.	12,026	709,654
Gruma SAB de CV (Mexico) (Class B Stock)	94,500	1,335,359
Hershey Co. (The)	7,243	791,298
Hormel Foods Corp.(a)	4,300	148,909
Hostess Brands, Inc.*(a)	44,500	706,215
Ingredion, Inc.	22,796	2,745,322
Inventure Foods, Inc.*(a)	29,600	130,832
J.M. Smucker Co. (The)	2,900	380,132
Kellogg Co.	4,700	341,267
Kerry Group PLC (Ireland) (Class A Stock)	4,500	353,813
Kraft Heinz Co. (The)	4,100	372,321
McCormick & Co., Inc.	3,700	360,935
Mondelez International, Inc. (Class A Stock)	10,800	465,264
Nestle SA (Switzerland)	279,350	21,440,607
NH Foods Ltd. (Japan)	18,000	483,561
Orkla ASA (Norway)	25,787	231,002
Pilgrim’s Pride Corp.	27,557	620,170
Pinnacle Foods, Inc.	91,368	5,287,466
Post Holdings, Inc.*	4,500	393,840
Saputo, Inc. (Canada)	9,600	331,273
Snyder’s-Lance, Inc.(a)	31,590	1,273,393
SunOpta, Inc. (Canada)*(a)	115,000	799,250
Super Group Ltd. (Singapore)	386,200	360,264
Toyo Suisan Kaisha Ltd. (Japan)	13,600	507,380
TreeHouse Foods, Inc.*(a)	10,800	914,328
Tyson Foods, Inc. (Class A Stock)	126,382	7,799,033
Zhou Hei Ya International Holdings Co. Ltd. (China), 144A*	560,000	568,350

		65,935,749

Gas Utilities — 0.1%
Atmos Energy Corp.	12,910	1,019,761
Gas Natural SDG SA (Spain)	467	10,215
National Fuel Gas Co.	6,300	375,606
New Jersey Resources Corp.	47,300	1,873,080
South Jersey Industries, Inc.	56,580	2,017,077
UGI Corp.	15,000	741,000

		6,036,739

Health Care Equipment & Supplies — 1.3%
Becton, Dickinson and Co.	2,776	509,229
Boston Scientific Corp.*	276,284	6,871,183
C.R. Bard, Inc.	23,457	5,830,003
Cooper Cos., Inc. (The)	2,000	399,780
Danaher Corp.	157,527	13,473,284
Glaukos Corp.*	8,400	430,920
Hoya Corp. (Japan)	100,800	4,869,728

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
IDEXX Laboratories, Inc.*	2,400	$371,064
Intuitive Surgical, Inc.*	600	459,882
Medtronic PLC	155,622	12,536,908
Merit Medical Systems, Inc.*	33,610	971,329
Nagaileben Co. Ltd. (Japan)	18,000	373,041
Olympus Corp. (Japan)	158,400	6,113,697
ResMed, Inc.	5,900	424,623
Sartorius Stedim Biotech (France)	30,200	2,034,040
Sonova Holding AG (Switzerland)	476	66,028
Stryker Corp.	5,015	660,225
Teleflex, Inc.	7,820	1,514,969
Zimmer Biomet Holdings, Inc.	38,244	4,669,975

		62,579,908

Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc.*(a)	25,100	1,094,360
Addus HomeCare Corp.*	37,300	1,193,600
Aetna, Inc.	3,000	382,650
Almost Family, Inc.*	23,400	1,137,240
Amedisys, Inc.*(a)	16,600	848,094
Anthem, Inc.	2,300	380,374
As One Corp. (Japan)	13,800	598,595
BioScrip, Inc.*(a)	292,700	497,590
Brookdale Senior Living, Inc.*	23,700	318,291
Capital Senior Living Corp.*(a)	44,200	621,452
Cardinal Health, Inc.	4,600	375,130
Centene Corp.*	5,300	377,678
Cigna Corp.	3,533	517,549
Civitas Solutions, Inc.*	49,100	900,985
Envision Healthcare Corp.*	25,070	1,537,292
Fresenius Medical Care AG & Co. KGaA (Germany)	56,131	4,733,068
Fresenius SE & Co. KGaA (Germany)	66,518	5,345,137
Hanger, Inc.*(a)	26,410	352,309
Henry Schein, Inc.*	2,500	424,925
Humana, Inc.	54,348	11,203,297
Laboratory Corp. of America Holdings*	2,700	387,369
LHC Group, Inc.*	14,400	776,160
McKesson Corp.	2,500	370,650
Mediclinic International PLC (South Africa)	48,938	437,098
MEDNAX, Inc.*(a)	14,300	992,134
Miraca Holdings, Inc. (Japan)	32,000	1,469,316
PharMerica Corp.*	35,800	837,720
Providence Service Corp. (The)*	9,560	424,846
Quest Diagnostics, Inc.	6,901	677,609
Raffles Medical Group Ltd. (Singapore)	1,252,471	1,266,868
Ryman Healthcare Ltd. (New Zealand)	33,524	197,546
Ship Healthcare Holdings, Inc. (Japan)	17,900	478,098
Tsukui Corp. (Japan)	117,400	695,566
UnitedHealth Group, Inc.	103,980	17,053,760
WellCare Health Plans, Inc.*	5,400	757,134

		59,661,490

Health Care Technology — 0.0%
CompuGroup Medical SE (Germany)	31,800	1,414,894
Evolent Health, Inc. (Class A Stock)*(a)	37,100	827,330

		2,242,224

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure — 0.8%
Accor SA (France)	98,040	$4,077,904
Aristocrat Leisure Ltd. (Australia)	27,885	382,764
Bojangles’, Inc.*(a)	35,700	731,850
Carnival PLC	6,640	380,589
Carrols Restaurant Group, Inc.*	57,180	809,097
Chipotle Mexican Grill, Inc.*(a)	500	222,760
Churchill Downs, Inc.	5,300	841,905
Compass Group PLC (United Kingdom)	103,687	1,957,628
Crown Resorts Ltd. (Australia)	39,956	360,447
Darden Restaurants, Inc.	4,500	376,515
Del Frisco’s Restaurant Group, Inc.*	45,900	828,495
Denny’s Corp.*	73,950	914,762
Domino’s Pizza, Inc.	4,000	737,200
Genting Hong Kong Ltd. (Hong Kong)*	1,074,000	322,200
Hilton Grand Vacations, Inc.*	24,100	690,706
Hilton Worldwide Holdings, Inc.	1,300	75,998
InterContinental Hotels Group PLC (United Kingdom)	7,817	382,867
Jack in the Box, Inc.	8,100	823,932
Jollibee Foods Corp. (Philippines)	132,640	521,930
Las Vegas Sands Corp.	13,200	753,324
Marriott International, Inc. (Class A Stock)	4,000	376,720
McDonald’s Corp.	7,865	1,019,383
McDonald’s Holdings Co. Japan Ltd. (Japan)	14,800	432,214
Melco Crown Entertainment Ltd. (Hong Kong), ADR(a)	233,600	4,330,944
Melia Hotels International SA (Spain)	107,300	1,475,450
MGM Resorts International	14,200	389,080
Restaurant Brands International, Inc. (Canada)	6,800	378,798
Rezidor Hotel Group AB (Belgium)	163,600	623,505
Royal Caribbean Cruises Ltd.	41,103	4,032,615
Starbucks Corp.	13,164	768,646
Vail Resorts, Inc.	2,000	383,800
Wyndham Worldwide Corp.	97,558	8,223,164
Yum! Brands, Inc.	5,900	377,010

		39,004,202

Household Durables — 0.9%
Cairn Homes PLC (Ireland)*	731,500	1,145,659
D.R. Horton, Inc.	171,029	5,696,976
De’ Longhi SpA (Italy)	25,100	729,785
Dorel Industries, Inc. (Canada) (Class B Stock)	12,900	307,695
Ethan Allen Interiors, Inc.(a)	9,297	284,953
Helen of Troy Ltd.*	13,100	1,234,020
Installed Building Products, Inc.*	15,100	796,525
Mohawk Industries, Inc.*	18,130	4,160,654
Nien Made Enterprise Co. Ltd. (Taiwan)	235,299	2,194,659
Panasonic Corp. (Japan)	453,600	5,133,487
Redrow PLC (United Kingdom)	100,283	641,189
Sony Corp. (Japan)	288,400	9,733,051
Taylor Wimpey PLC (United Kingdom)	1,994,355	4,823,903
Techtronic Industries Co. Ltd. (Hong Kong)	1,790,500	7,248,448
TopBuild Corp.*	28,700	1,348,900

		45,479,904

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Household Products — 0.5%
Colgate-Palmolive Co.	10,511	$769,300
Lion Corp. (Japan)	20,000	360,441
Procter & Gamble Co. (The)	89,235	8,017,765
PZ Cussons PLC (United Kingdom)	76,859	309,397
Reckitt Benckiser Group PLC (United Kingdom)	51,087	4,663,808
Spectrum Brands Holdings, Inc.	35,106	4,880,085
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	231,594	7,463,417

		26,464,213

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	101,100	1,130,297
Boralex, Inc. (Canada) (Class A Stock)	55,600	897,226
Calpine Corp.*	35,100	387,855

		2,415,378

Industrial Conglomerates — 0.5%
3M Co.	5,898	1,128,465
Carlisle Cos., Inc.	30,025	3,194,960
CK Hutchison Holdings Ltd. (Hong Kong)	646,364	7,957,990
General Electric Co.	106,603	3,176,769
Honeywell International, Inc.	4,572	570,906
Jardine Matheson Holdings Ltd. (Hong Kong)	5,700	366,225
Jardine Strategic Holdings Ltd. (Hong Kong)	9,300	390,600
Koninklijke Philips NV (Netherlands)	92,538	2,972,725
Roper Technologies, Inc.	1,300	268,437
Siemens AG (Germany)	48,226	6,605,643

		26,632,720

Insurance — 2.4%
Admiral Group PLC (United Kingdom)	15,105	376,370
Aflac, Inc.	5,200	376,584
AIA Group Ltd. (Hong Kong)	879,800	5,553,260
Allianz SE (Germany)	3,136	581,562
Allstate Corp. (The)	4,900	399,301
American Financial Group, Inc.	31,385	2,994,757
Arch Capital Group Ltd.*	3,800	360,125
Assurant, Inc.	13,500	1,291,545
Assured Guaranty Ltd.	10,300	382,233
Aviva PLC (United Kingdom)	920,484	6,142,436
Baloise Holding AG (Switzerland)	8,220	1,129,529
China Life Insurance Co. Ltd. (China) (Class H Stock)	679,000	2,077,420
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	445,000	1,608,379
Chubb Ltd.	2,900	395,125
Dai-ichi Life Holdings, Inc. (Japan)	123,300	2,206,995
Direct Line Insurance Group PLC (United Kingdom)	736,706	3,205,282
Discovery Ltd. (South Africa)	39,382	378,045
Dongbu Insurance Co. Ltd. (South Korea)	19,100	1,093,333
Employers Holdings, Inc.	20,700	785,565
Euler Hermes Group (France)	11,800	1,083,596
FNF Group(a)	10,800	420,552
Gjensidige Forsikring ASA (Norway)	10,113	154,062
Hartford Financial Services Group, Inc. (The)	149,444	7,183,773

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	40,882	$1,279,579
Insurance Australia Group Ltd. (Australia)	1,199,848	5,544,063
Intact Financial Corp. (Canada)	5,100	362,716
James River Group Holdings Ltd.	16,500	707,190
Lancashire Holdings Ltd. (United Kingdom)	38,089	320,973
Lincoln National Corp.	53,297	3,488,289
Manulife Financial Corp. (Canada)	41,500	736,162
Mapfre SA (Spain)	110,871	379,746
Marsh & McLennan Cos., Inc.	5,700	421,173
MetLife, Inc.	400	21,128
National Western Life Group, Inc. (Class A Stock)	3,100	942,896
Old Mutual PLC (United Kingdom)	137,122	345,091
Principal Financial Group, Inc.	153,035	9,658,039
Progressive Corp. (The)	5,100	199,818
Prudential PLC (United Kingdom)	389,998	8,238,028
QBE Insurance Group Ltd. (Australia)	445,739	4,388,229
Reinsurance Group of America, Inc.	75,518	9,589,275
Sampo OYJ (Finland) (Class A Stock)	89,580	4,250,653
SCOR SE (France)	11,500	434,622
Sony Financial Holdings, Inc. (Japan)	140,100	2,249,949
St. James’s Place PLC (United Kingdom)	253,106	3,369,072
Standard Life PLC (United Kingdom)	832,689	3,702,423
Tokio Marine Holdings, Inc. (Japan)	118,200	4,995,647
Travelers Cos., Inc. (The)	6,070	731,678
Tryg A/S (Denmark)	10,685	193,732
UnipolSai Assicurazioni SpA (Italy)	169,792	375,058
Validus Holdings Ltd.	12,700	716,153
Zurich Insurance Group AG (Switzerland)	33,728	9,000,677

		116,821,888

Internet & Direct Marketing Retail — 0.7%
Amazon.com, Inc.*	28,649	25,398,484
CJ O Shopping Co. Ltd. (South Korea)	1,516	283,971
HSN, Inc.	11,800	437,780
JD.com, Inc. (China), ADR*	85,500	2,659,905
Priceline Group, Inc. (The)*	400	711,988
Rakuten, Inc. (Japan)	139,300	1,399,635
Start Today Co. Ltd. (Japan)	17,900	397,805
Vipshop Holdings Ltd. (China), ADR*	37,500	500,250
Yoox Net-A-Porter Group SpA (Italy)*	22,700	539,546

		32,329,364

Internet Software & Services — 1.9%
Alibaba Group Holding Ltd. (China), ADR*(a)	60,800	6,556,064
Alphabet, Inc. (Class A Stock)*	25,148	21,320,474
Alphabet, Inc. (Class C Stock)*	20,576	17,069,027
Baidu, Inc. (China), ADR*	4,700	810,844
Bankrate, Inc.*	34,540	333,311
Cornerstone OnDemand, Inc.*	23,600	917,804
Criteo SA (France), ADR*(a)	12,888	644,271
eBay, Inc.*	160,049	5,372,845
Facebook, Inc. (Class A Stock)*	142,631	20,260,733
GMO internet, Inc. (Japan)	68,100	807,065
Gogo, Inc.*(a)	35,700	392,700
Internet Initiative Japan, Inc. (Japan)	18,200	329,205
Kakaku.com, Inc. (Japan)	10,300	140,611

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
LogMeIn, Inc.	10,828	$1,055,730
Mail.Ru Group Ltd. (Russia), GDR, RegS*	23,838	526,581
MaxPoint Interactive, Inc.*	13,025	82,839
MercadoLibre, Inc. (Argentina)	5,400	1,141,938
Mixi, Inc. (Japan)	24,900	1,204,455
NetEase, Inc. (China), ADR	5,300	1,505,200
Points International Ltd. (Canada)*	17,465	134,655
Rightmove PLC (United Kingdom)	8,400	419,627
SINA Corp. (China)*	11,600	836,592
Stamps.com, Inc.*(a)	11,400	1,349,190
Tencent Holdings Ltd. (China)	274,800	7,916,856
United Internet AG (Germany)	21,136	934,884
VeriSign, Inc.*	4,300	374,573
Yahoo Japan Corp. (Japan)	363,900	1,687,204
Yandex NV (Russia) (Class A Stock)*	21,500	471,495

		94,596,773

IT Services — 1.1%
Accenture PLC (Class A Stock)	12,692	1,521,517
Alliance Data Systems Corp.	23,808	5,928,191
Alten SA (France)	22,600	1,732,441
Amadeus IT Group SA (Spain) (Class A Stock)	141,981	7,194,001
Atos SE (France)	3,055	377,540
Automatic Data Processing, Inc.	7,400	757,686
Capgemini SA (France)	43,897	4,051,953
Cielo SA (Brazil)	91,772	831,946
Cognizant Technology Solutions Corp. (Class A Stock)*	6,400	380,928
CSRA, Inc.	46,100	1,350,269
EPAM Systems, Inc.*	19,800	1,495,296
EVERTEC, Inc. (Puerto Rico)	55,600	884,040
ExlService Holdings, Inc.*	23,100	1,094,016
First Data Corp. (Class A Stock)*	25,000	387,500
Fujitsu Ltd. (Japan)	379,000	2,326,447
Genpact Ltd.	33,800	836,887
IRESS Ltd. (Australia)	65,781	588,556
Leidos Holdings, Inc.	7,300	373,322
Luxoft Holding, Inc.*(a)	9,900	619,245
Mastercard, Inc. (Class A Stock)	10,200	1,147,194
MAXIMUS, Inc.	20,400	1,268,880
Nets A/S (Denmark), 144A*	76,019	1,225,614
Obic Co. Ltd. (Japan)	70,200	3,353,777
Otsuka Corp. (Japan)	54,500	2,961,279
Paychex, Inc.	12,400	730,360
PayPal Holdings, Inc.*	8,700	374,274
Perficient, Inc.*	43,100	748,216
Presidio, Inc.*	48,100	744,829
Virtusa Corp.*(a)	32,420	979,732
Visa, Inc. (Class A Stock)(a)	16,869	1,499,148
Western Union Co. (The)	170,698	3,473,704
WNS Holdings Ltd. (India), ADR*	26,200	749,582
Zuken, Inc. (Japan)	50,500	619,302

		52,607,672

Leisure Products — 0.2%
Amer Sports OYJ (Finland)*	43,500	983,560
Brunswick Corp.	104,934	6,421,961

	Shares	Value
COMMON STOCKS (Continued)
Leisure Products (cont’d.)
Mattel, Inc.	14,000	$358,540

		7,764,061

Life Sciences Tools & Services — 0.1%
Bio-Rad Laboratories, Inc. (Class A Stock)*	1,900	378,746
Bruker Corp.	18,166	423,813
Cambrex Corp.*	19,500	1,073,475
Charles River Laboratories International, Inc.*	9,000	809,550
Patheon NV*(a)	12,000	316,080
Tecan Group AG (Switzerland)	8,860	1,414,734

		4,416,398

Machinery — 1.3%
Alfa Laval AB (Sweden)	208,609	3,931,822
Alstom SA (France)*	124,577	3,719,118
Atlas Copco AB (Sweden) (Class A Stock)	156,955	5,532,519
Caterpillar, Inc.	4,100	380,316
Cummins, Inc.	2,500	378,000
Deere & Co.	70,899	7,718,065
Deutz AG (Germany)	138,200	952,652
FANUC Corp. (Japan)	13,400	2,758,676
Federal Signal Corp.	46,600	643,546
Franklin Electric Co., Inc.	17,400	749,070
Ingersoll-Rand PLC	128,636	10,460,680
ITT, Inc.	44,900	1,841,798
Kawasaki Heavy Industries Ltd. (Japan)	634,000	1,925,995
Komatsu Ltd. (Japan)	288,400	7,554,141
Miura Co. Ltd. (Japan)	36,600	589,945
NGK Insulators Ltd. (Japan)	177,100	4,017,789
Nippon Thompson Co. Ltd. (Japan)	65,000	353,247
NN, Inc.	40,300	1,015,560
Nordson Corp.	6,200	761,608
OC Oerlikon Corp. AG (Switzerland)*	36,190	386,444
Oshkosh Corp.	5,600	384,104
Pfeiffer Vacuum Technology AG (Germany)	5,900	742,575
Sandvik AB (Sweden)	25,753	384,671
Singamas Container Holdings Ltd. (Hong Kong)*	2,216,000	362,313
SMC Corp. (Japan)	10,000	2,964,646
Sumitomo Heavy Industries Ltd. (Japan)	509,000	3,558,556
THK Co. Ltd. (Japan)	32,800	827,431
Trinity Industries, Inc.	14,700	390,285
Weichai Power Co. Ltd. (China) (Class H Stock)	561,000	990,977
Yangzijiang Shipbuilding Holdings Ltd. (China)	176,300	142,335
Zardoya Otis SA (Spain)	7,149	66,015

		66,484,899

Marine — 0.1%
AP Moller—Maersk A/S (Denmark) (Class B Stock)	1,617	2,678,289

Media — 1.5%
Aimia, Inc. (Canada)	41,000	277,475
Altice NV (Netherlands) (Class A Stock)*	192,745	4,359,662
Altice NV (Netherlands) (Class B Stock)*	48,066	1,085,711
Axel Springer SE (Germany)	62,475	3,448,589
Cable One, Inc.	600	374,682

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Cinemark Holdings, Inc.	23,500	$1,041,990
Comcast Corp. (Class A Stock)	509,135	19,138,385
CTS Eventim AG & Co. KGaA (Germany)	18,502	715,727
Daiichikosho Co. Ltd. (Japan)	21,800	877,675
Dentsu, Inc. (Japan)	84,000	4,574,794
Informa PLC (United Kingdom)	120,867	987,946
Interpublic Group of Cos., Inc. (The)	212,962	5,232,476
IPSOS (France)	26,900	834,844
Liberty Broadband Corp. (Class C Stock)*	4,400	380,160
Lions Gate Entertainment Corp. (Class B Stock)*	32,288	787,181
Lions Gate Entertainment Corp. (Class A Stock)	10,650	282,864
Media Nusantara Citra Tbk PT (Indonesia)	8,169,400	1,133,695
Mediaset Espana Comunicacion SA (Spain)	75,300	969,554
Megacable Holdings SAB de CV (Mexico), UTS	345,400	1,346,751
Naspers Ltd. (South Africa) (Class N Stock)	31,899	5,496,591
Phoenix Satellite Television Holdings Ltd. (Hong Kong)	1,306,000	243,863
Pico Far East Holdings Ltd. (Hong Kong)	2,044,000	823,664
ProSiebenSat.1 Media SE (Germany)	103,997	4,605,074
Quebecor, Inc. (Canada) (Class B Stock)	34,500	1,063,913
REA Group Ltd. (Australia)	5,590	253,496
Smiles SA (Brazil)	64,400	1,304,827
Technicolor SA (France)	62,200	285,858
Viacom, Inc. (Class B Stock)	8,500	396,270
Vivendi SA (France)	276,625	5,366,167
Walt Disney Co. (The)	5,000	566,950
WPP PLC (United Kingdom)	218,970	4,799,611

		73,056,445

Metals & Mining — 1.0%
Alumina Ltd. (Australia)	258,898	354,228
BHP Billiton Ltd. (Australia)	182,651	3,321,723
Boliden AB (Sweden)	12,406	369,269
Compass Minerals International, Inc.(a)	18,200	1,234,870
Copper Mountain Mining Corp. (Canada)*	103,100	79,853
Detour Gold Corp. (Canada)*	47,700	546,639
Dominion Diamond Corp. (Canada)	49,200	622,284
Dowa Holdings Co. Ltd. (Japan)	33,000	237,428
Ferroglobe PLC(a)	103,800	1,072,253
Ferroglobe PLC^	44,100	—
Fresnillo PLC (Mexico)	31,214	608,185
Gem Diamonds Ltd. (United Kingdom)	159,600	186,872
Glencore PLC (Switzerland)*	1,462,851	5,739,557
Hitachi Metals Ltd. (Japan)	219,600	3,088,835
Independence Group NL (Australia)	283,712	776,024
KAZ Minerals PLC (United Kingdom)*	68,600	390,767
Lundin Mining Corp. (Canada)	190,200	1,071,247
Mitsubishi Materials Corp. (Japan)	12,300	373,342
POSCO (South Korea)	7,688	1,996,773
Randgold Resources Ltd. (United Kingdom)	47,473	4,148,191
Rio Tinto Ltd. (United Kingdom)	176,094	8,130,691
Rio Tinto PLC (United Kingdom)	268,755	10,822,117
Steel Dynamics, Inc.	80,311	2,791,610
Tahoe Resources, Inc.	75,400	605,536

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Teck Resources Ltd. (Canada) (Class B Stock)	27,100	$592,599

		49,160,893

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	4,900	97,461
Annaly Capital Management, Inc.	47,117	523,470
Chimera Investment Corp.	18,600	375,348
Ladder Capital Corp.	48,600	701,784
MFA Financial, Inc.	29,100	235,128
Redwood Trust, Inc.(a)	62,880	1,044,437
Starwood Property Trust, Inc.	16,500	372,570

		3,350,198

Multiline Retail — 0.1%
B&M European Value Retail SA (Luxembourg)	201,243	755,597
Dollar General Corp.	4,700	327,731
Dollar Tree, Inc.*	400	31,384
Dollarama, Inc. (Canada)	700	58,012
Don Quijote Holdings Co. Ltd. (Japan)	12,700	442,041
Harvey Norman Holdings Ltd. (Australia)	72,937	252,274
Lifestyle International Holdings Ltd. (Hong Kong)	336,000	455,961
Woolworths Holdings Ltd. (South Africa)	155,134	809,187

		3,132,187

Multi-Utilities — 0.1%
AGL Energy Ltd. (Australia)	18,856	379,818
Ameren Corp.	13,586	741,660
CenterPoint Energy, Inc.	40,500	1,116,585
CMS Energy Corp.	10,100	451,874
DTE Energy Co.	7,380	753,572
Engie SA (France)	54,872	775,432
MDU Resources Group, Inc.	13,800	377,706
Public Service Enterprise Group, Inc.	23,823	1,056,550
RWE AG (Germany)*	40,929	678,276

		6,331,473

Oil, Gas & Consumable Fuels — 2.7%
Aegean Marine Petroleum Network, Inc. (Greece)(a)	109,200	1,315,860
Anadarko Petroleum Corp.	101,237	6,276,694
Ardmore Shipping Corp. (Ireland)(a)	101,228	814,885
Callon Petroleum Co.*	127,000	1,671,320
Centennial Resource Development, Inc. (Class A Stock)*(a)	47,800	871,394
Chevron Corp.	151,596	16,276,863
CNOOC Ltd. (China) (Class H Stock)	2,744,000	3,279,965
Cosan SA Industria e Comercio (Brazil)	127,500	1,578,172
Delek US Holdings, Inc.	25,400	616,458
Devon Energy Corp.	100,792	4,205,042
Encana Corp. (Canada)	35,600	417,076
EOG Resources, Inc.	133,400	13,013,170
Euronav NV (Belgium)	56,400	450,422
Extraction Oil & Gas, Inc.*(a)	61,725	1,144,999
Exxon Mobil Corp.	80,599	6,609,924
Galp Energia SGPS SA (Portugal)	256,280	3,887,107
Kinder Morgan, Inc.	17,800	386,972
Lukoil PJSC (Russia)	27,403	1,454,432

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
LUKOIL PJSC (Russia), ADR	12,330	$654,912
Lundin Petroleum AB (Sweden)*	340,804	6,917,026
Novatek PJSC (Russia), GDR, RegS	12,698	1,580,901
Oasis Petroleum, Inc.*	74,000	1,055,240
OMV AG (Austria)	19,392	764,228
PBF Energy, Inc. (Class A Stock)	1,800	39,906
Petroleo Brasileiro SA (Brazil)*	387,400	1,885,893
Petroleo Brasileiro SA (Brazil), ADR*(a)	66,900	648,261
Phillips 66	9,800	776,356
Plains GP Holdings LP (Class A Stock)	24,200	756,492
Repsol SA (Spain)	72,549	1,123,998
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XLON)	961,773	25,350,620
RSP Permian, Inc.*	10,600	439,158
San-Ai Oil Co. Ltd. (Japan)	100,000	849,005
Spartan Energy Corp. (Canada)*	264,800	529,660
Statoil ASA (Norway)	291,803	5,015,671
Suncor Energy, Inc. (Canada)	12,400	380,714
Targa Resources Corp.	13,200	790,680
TOTAL SA (France)	231,306	11,695,656
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	27,362	679,784
Veresen, Inc. (Canada)	32,300	357,041
Williams Cos., Inc. (The)	15,200	449,768
Woodside Petroleum Ltd. (Australia)	364,550	8,930,885
WPX Energy, Inc.*	7,300	97,747

		136,040,357

Paper & Forest Products — 0.0%
Canfor Corp. (Canada)*	40,200	548,051
Nine Dragons Paper Holdings Ltd. (Hong Kong)	947,000	1,018,820
UPM-Kymmene OYJ (Finland)	30,284	711,042

		2,277,913

Personal Products — 0.7%
Beiersdorf AG (Germany)	7,854	743,218
Estee Lauder Cos., Inc. (The) (Class A Stock)	4,200	356,118
Herbalife Ltd.*	6,600	383,724
Kao Corp. (Japan)	101,000	5,546,572
Kose Corp. (Japan)	22,500	2,044,820
L’Oreal SA (France)	3,852	740,886
Nu Skin Enterprises, Inc. (Class A Stock)	6,900	383,226
Unilever NV (United Kingdom), CVA	353,726	17,562,250
Unilever PLC (United Kingdom)	140,273	6,919,267

		34,680,081

Pharmaceuticals — 2.8%
Achaogen, Inc.*(a)	44,300	1,117,689
Akorn, Inc.*(a)	19,400	467,152
Astellas Pharma, Inc. (Japan)	156,800	2,068,024
AstraZeneca PLC (United Kingdom)	65,286	4,014,235
Bayer AG (Germany)	95,605	11,015,023
Bristol-Myers Squibb Co.	167,440	9,105,387
Catalent, Inc.*	56,300	1,594,416
Chugai Pharmaceutical Co. Ltd. (Japan)	37,400	1,287,431
CSPC Pharmaceutical Group Ltd. (China)	1,422,000	1,862,983
GlaxoSmithKline PLC (United Kingdom)	649,328	13,501,410

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Hypermarcas SA (Brazil)	102,800	$952,278
Intersect ENT, Inc.*	7,000	120,050
Ipsen SA (France)	7,200	719,873
Jazz Pharmaceuticals PLC*	1,100	159,643
Jiangsu Hengrui Medicine Co. Ltd. (China) (Class A Stock)	142,499	1,126,811
Johnson & Johnson	53,894	6,712,498
Medicines Co. (The)*(a)	11,800	577,020
Merck & Co., Inc.	260,915	16,578,539
Merck KGaA (Germany)	6,702	763,716
Mitsubishi Tanabe Pharma Corp. (Japan)	39,815	831,299
Novartis AG (Switzerland)	207,570	15,413,643
Novo Nordisk A/S (Denmark) (Class B Stock)	205,083	7,042,331
Orion OYJ (Finland) (Class B Stock)	14,757	769,791
Roche Holding AG (Switzerland)	43,386	11,095,263
Sanofi (France)	197,974	17,895,970
Shionogi & Co. Ltd. (Japan)	141,400	7,319,938
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	22,000	364,042
Takeda Pharmaceutical Co. Ltd. (Japan)	8,000	376,617
Taro Pharmaceutical Industries Ltd.*	3,080	359,190
Teva Pharmaceutical Industries Ltd. (Israel), ADR	103,600	3,324,524
Yunnan Baiyao Group Co. Ltd. (China) (Class A Stock)	92,300	1,143,382

		139,680,168

Professional Services — 0.6%
Adecco Group AG (Switzerland)	40,263	2,858,851
CBIZ, Inc.*	131,560	1,782,638
Huron Consulting Group, Inc.*	15,500	652,550
ICF International, Inc.*	98,463	4,066,522
ManpowerGroup, Inc.	51,512	5,283,586
Meitec Corp. (Japan)	48,600	1,975,939
Morneau Shepell, Inc. (Canada)	38,500	578,144
Recruit Holdings Co. Ltd. (Japan)	117,400	6,004,491
Robert Half International, Inc.	8,000	390,640
SEEK Ltd. (Australia)	42,577	517,649
SGS SA (Switzerland)	183	390,269
SThree PLC (United Kingdom)	67,810	267,202
Teleperformance (France)	18,800	2,029,827
Wolters Kluwer NV (Netherlands)	50,399	2,091,685

		28,889,993

Real Estate Management & Development — 0.5%
Ayala Land, Inc. (Philippines)	2,632,400	1,733,317
Azrieli Group Ltd. (Israel)	2,063	109,627
Castellum AB (Sweden)	114,450	1,516,983
CBRE Group, Inc. (Class A Stock)*	9,900	344,421
Daito Trust Construction Co. Ltd. (Japan)	5,698	783,456
Deutsche Wohnen AG (Germany)	129,820	4,275,179
Goldcrest Co. Ltd. (Japan)	21,300	383,597
Hongkong Land Holdings Ltd. (Hong Kong)	91,200	701,328
Hysan Development Co. Ltd. (Hong Kong)	37,000	167,864
LendLease Group (Australia)	32,036	381,018
Mitsubishi Estate Co. Ltd. (Japan)	209,000	3,809,374
Mitsui Fudosan Co. Ltd. (Japan)	229,000	4,889,567
Nomura Real Estate Holdings, Inc. (Japan)	3,000	47,875

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
PSP Swiss Property AG (Switzerland)	5,052	$459,685
Sino Land Co. Ltd. (Hong Kong)	2,484,000	4,356,055
Tokyo Tatemono Co. Ltd. (Japan)	75,200	994,257
Wheelock & Co. Ltd. (Hong Kong)	24,000	189,847

		25,143,450

Road & Rail — 0.3%
Aurizon Holdings Ltd. (Australia)	47,580	190,792
Canadian National Railway Co. (Canada)	5,200	383,827
Central Japan Railway Co. (Japan)	2,200	359,348
ComfortDelGro Corp. Ltd. (Singapore)	1,714,700	3,138,683
Covenant Transportation Group, Inc. (Class A Stock)*	28,900	543,320
CSX Corp.	10,300	479,465
East Japan Railway Co. (Japan)	26,200	2,287,824
Genesee & Wyoming, Inc. (Class A Stock)*	10,010	679,279
Kyushu Railway Co. (Japan)	109,700	3,374,776
Landstar System, Inc.	5,500	471,075
MTR Corp. Ltd. (Hong Kong)	20,000	112,368
Norfolk Southern Corp.	300	33,591
Saia, Inc.*	12,700	562,610
Union Pacific Corp.	10,800	1,143,936

		13,760,894

Semiconductors & Semiconductor Equipment — 1.7%
Analog Devices, Inc.	9,200	753,940
Applied Materials, Inc.	151,927	5,909,960
ASM Pacific Technology Ltd. (Hong Kong)	238,000	3,237,719
ASML Holding NV (Netherlands)	43,077	5,716,029
Broadcom Ltd.	1,700	372,231
Cavium, Inc.*	47,690	3,417,465
Dialog Semiconductor PLC (United Kingdom)*	68,456	3,491,725
Inphi Corp.*(a)	11,800	576,076
Intel Corp.	526,340	18,985,084
Lam Research Corp.	62,400	8,009,664
Marvell Technology Group Ltd. (Bermuda)	23,900	364,714
MaxLinear, Inc. (Class A Stock)*	9,400	263,670
Micron Technology, Inc.*	238,398	6,889,702
Monolithic Power Systems, Inc.	42,590	3,922,539
NVIDIA Corp.	10,500	1,143,765
NXP Semiconductors NV (Netherlands)*	34,510	3,571,785
ON Semiconductor Corp.*	195,246	3,024,361
QUALCOMM, Inc.	14,100	808,494
SK Hynix, Inc. (South Korea)	49,407	2,231,566
Skyworks Solutions, Inc.	3,900	382,122
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1,341,000	8,408,919
Tokyo Electron Ltd. (Japan)	38,500	4,214,843
Vanguard International Semiconductor Corp. (Taiwan)	341,000	649,368

		86,345,741

Software — 1.7%
Adobe Systems, Inc.*	72,819	9,475,936
Autodesk, Inc.*	4,400	380,468
CA, Inc.	11,800	374,296
Callidus Software, Inc.*	79,960	1,707,146
Capcom Co. Ltd. (Japan)	34,700	680,469

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Check Point Software Technologies Ltd. (Israel)*(a)	5,060	$519,460
Citrix Systems, Inc.*	9,000	750,510
Constellation Software, Inc. (Canada)	1,300	638,831
Ebix, Inc.(a)	17,800	1,090,250
Ellie Mae, Inc.*	11,300	1,133,051
Fidessa Group PLC (United Kingdom)	15,953	497,619
Micro Focus International PLC (United Kingdom)	46,900	1,337,789
Microsoft Corp.	360,175	23,721,126
NCSoft Corp. (South Korea)	4,556	1,242,537
Nintendo Co. Ltd. (Japan)	15,700	3,643,011
Park City Group, Inc.*(a)	36,500	450,775
Paycom Software, Inc.*(a)	24,300	1,397,493
Paylocity Holding Corp.*	10,000	386,300
Playtech PLC (United Kingdom)	46,413	541,525
RealPage, Inc.*	21,600	753,840
RingCentral, Inc. (Class A Stock)*	34,100	965,030
SAP SE (Germany)	164,866	16,174,720
SDL PLC (United Kingdom)	45,749	332,688
Square Enix Holdings Co. Ltd. (Japan)	95,000	2,696,750
Symantec Corp.	12,400	380,432
Synchronoss Technologies, Inc.*(a)	136,329	3,326,428
Take-Two Interactive Software, Inc.*	31,000	1,837,370
TiVo Corp.	54,970	1,030,688
Trend Micro, Inc. (Japan)	107,200	4,771,518
Tyler Technologies, Inc.*	6,500	1,004,640
VMware, Inc. (Class A Stock)*	8,200	755,548

		83,998,244

Specialty Retail — 1.0%
Autocanada, Inc. (Canada)	36,800	620,966
AutoZone, Inc.*	637	460,583
Dixons Carphone PLC (United Kingdom)	531,742	2,117,873
Dufry AG (Switzerland)*	9,652	1,469,613
Foot Locker, Inc.	4,400	329,164
Hennes & Mauritz AB (Sweden) (Class B Stock)	14,039	358,287
Home Depot, Inc. (The)	115,451	16,951,670
Industria de Diseno Textil SA (Spain)	175,277	6,172,674
Lithia Motors, Inc. (Class A Stock)(a)	7,400	633,810
Michaels Cos., Inc. (The)*	132,729	2,971,802
Nitori Holdings Co. Ltd. (Japan)	34,100	4,330,671
O’Reilly Automotive, Inc.*	1,831	494,077
Penske Automotive Group, Inc.(a)	57,310	2,682,681
Ross Stores, Inc.	103,317	6,805,491
Sac’s Bar Holdings, Inc. (Japan)	38,300	436,592
Seobu T&D (South Korea)	36,519	548,690
TJX Cos., Inc. (The)	9,308	736,077
USS Co. Ltd. (Japan)	135,900	2,276,118
Xebio Holdings Co. Ltd. (Japan)	20,000	310,590

		50,707,429

Technology Hardware, Storage & Peripherals — 1.3%
Advantech Co. Ltd. (Taiwan)	127,000	1,063,152
Apple, Inc.	252,566	36,283,632
Electronics For Imaging, Inc.*(a)	32,360	1,580,139
HP, Inc.	437,923	7,830,063
Ricoh Co. Ltd. (Japan)	4,600	37,945

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Samsung Electronics Co. Ltd. (South Korea)	6,468	$11,903,807
Western Digital Corp.	78,337	6,465,153
Xerox Corp.	67,600	496,184

		65,660,075

Textiles, Apparel & Luxury Goods — 0.7%
adidas AG (Germany)	57,678	10,972,238
Carter’s, Inc.	10,400	933,920
Deckers Outdoor Corp.*	16,000	955,680
Eclat Textile Co. Ltd. (Taiwan)	178,321	1,787,390
Fila Korea Ltd. (South Korea)	8,147	510,609
Hermes International (France)	1,505	712,446
LVMH Moet Hennessy Louis Vuitton SE (France)	28,079	6,171,570
NIKE, Inc. (Class B Stock)	9,599	534,952
Oxford Industries, Inc.(a)	12,900	738,654
Pandora A/S (Denmark)	46,288	5,123,079
Skechers U.S.A., Inc. (Class A Stock)*	26,250	720,563
Steven Madden Ltd.*	35,870	1,382,789
Ted Baker PLC (United Kingdom)	12,400	429,140
Wolverine World Wide, Inc.	58,400	1,458,248
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	88,500	347,774

		32,779,052

Thrifts & Mortgage Finance — 0.2%
Aareal Bank AG (Germany)	34,447	1,331,769
Beneficial Bancorp, Inc.	69,500	1,112,000
Entegra Financial Corp.*	19,100	451,715
Essent Group Ltd.*	42,900	1,551,693
Kearny Financial Corp.	61,600	927,080
NMI Holdings, Inc. (Class A Stock)*	69,100	787,740
PB Bancorp, Inc.	43,400	442,680
TFS Financial Corp.	70,250	1,167,555

		7,772,232

Tobacco — 0.9%
Altria Group, Inc.	164,867	11,774,801
British American Tobacco PLC (United Kingdom)	315,366	20,923,243
Imperial Brands PLC (United Kingdom)	165,733	8,032,011
Japan Tobacco, Inc. (Japan)	33,600	1,093,599
Philip Morris International, Inc.	10,843	1,224,174

		43,047,828

Trading Companies & Distributors — 0.5%
AerCap Holdings NV (Ireland)*	2,300	105,731
Applied Industrial Technologies, Inc.	20,800	1,286,480
Brenntag AG (Germany)	39,690	2,224,500
Bunzl PLC (United Kingdom)	65,955	1,917,010
Fly Leasing Ltd. (Ireland), ADR*	63,900	838,368
iMarketKorea, Inc. (South Korea)	32,957	393,519
Inaba Denki Sangyo Co. Ltd. (Japan)	19,800	710,494
MISUMI Group, Inc. (Japan)	61,600	1,118,307
Mitsubishi Corp. (Japan)	192,200	4,165,470
Ramirent OYJ (Finland)	77,800	625,750
Rexel SA (France)	123,449	2,236,609
Rush Enterprises, Inc. (Class A Stock)*	29,000	959,320
Sumitomo Corp. (Japan)	27,800	375,046

	Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors (cont’d.)
United Rentals, Inc.*	6,200	$775,310
Univar, Inc.*	38,200	1,171,212
Wolseley PLC (Switzerland)	72,187	4,544,992

		23,448,118

Transportation Infrastructure — 0.4%
Abertis Infraestructuras SA (Spain)	23,193	373,354
Aena SA (Spain), 144A	2,421	382,663
Atlantia SpA (Italy)	163,033	4,205,633
BBA Aviation PLC (United Kingdom)	377,780	1,440,508
DP World Ltd. (United Arab Emirates)	98,025	2,107,538
Grupo Aeroportuario del Centro Norte SABde CV (Mexico)	314,400	1,702,963
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	111,400	1,081,854
Kamigumi Co. Ltd. (Japan)	333,000	2,885,935
Macquarie Infrastructure Corp.	4,700	378,726
Promotora y Operadora de Infraestructura SAB de CV (Mexico)*	63,970	690,670
SATS Ltd. (Singapore)	106,300	370,836
Shanghai International Airport Co. Ltd. (China) (Class A Stock)	225,400	983,461
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	984,000	891,945

		17,496,086

Water Utilities — 0.0%
Beijing Enterprises Water Group Ltd. (China)*	1,685,000	1,249,064
Pennon Group PLC (United Kingdom)	23,318	257,581

		1,506,645

Wireless Telecommunication Services — 0.5%
KDDI Corp. (Japan)	297,509	7,824,724
Mobile TeleSystems PJSC (Russia)	232,580	1,127,022
NTT DOCOMO, Inc. (Japan)	30,897	721,515
Rogers Communications, Inc. (Canada) (Class B Stock)	17,801	787,080
SoftBank Group Corp. (Japan)	134,300	9,523,903
T-Mobile US, Inc. (Gtd. Notes)*	47,459	3,065,377
Vodafone Group PLC (United Kingdom)	1,105,407	2,880,669

		25,930,290

TOTAL COMMON STOCKS (cost $2,680,408,936)		2,922,975,725

PREFERRED STOCKS — 0.4%
Automobiles — 0.1%
Volkswagen AG (Germany) (PRFC)	45,968	6,701,264

Banks — 0.1%
Banco ABC Brasil SA (Brazil) (PRFC)	220,100	1,312,613
Banco Bradesco SA (Brazil) (PRFC)	132,880	1,370,142
Itau Unibanco Holding SA (Brazil) (PRFC)	280,532	3,405,167

		6,087,922

Chemicals — 0.1%
FUCHS PETROLUB SE (Germany) (PRFC)	25,775	1,256,532

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Chemicals (cont’d.)
Sociedad Quimica y Minera de Chile SA (Chile) (PRFC B)	92,876	$3,186,532

		4,443,064

Diversified Telecommunication Services — 0.0%
Telefonica Brasil SA (Brazil) (PRFC)	41,500	617,211

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)*	8,715	1,117,051

Machinery — 0.1%
Jungheinrich AG (Germany) (PRFC)	70,900	2,353,232

Metals & Mining — 0.0%
Vale SA (Brazil), ADR (PRFC)(a)	62,700	563,046

TOTAL PREFERRED STOCKS (cost $18,671,720)		21,882,790

UNAFFILIATED EXCHANGE TRADED FUNDS — 0.4%
iShares MSCI Emerging Markets ETF(a)	51,000	2,008,890
iShares MSCI India ETF(a)	618,500	19,473,473

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $19,597,238)		21,482,363

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.5%
Non-Residential Mortgage-Backed Securities — 0.4%
Ally Master Owner Trust,
Series 2012-5, Class A
1.540%	09/15/19	1,161	1,161,840
BA Credit Card Trust,
Series 2017-A1, Class A1
1.950%	08/15/22	1,138	1,140,425
CAM Mortgage Trust 2017-1,
Series 2017-1, Class A1, 144A^
3.220%	08/01/57	1,943	1,942,831
Capital Auto Receivables Asset Trust,
Series 2016-1, Class A3
1.730%	04/20/20	1,057	1,058,560
Capital One Multi-Asset Execution Trust,
Series 2017-A1, Class A1
2.000%	01/17/23	1,134	1,137,741
Citi Held For Asset Issuance,
Series 2015-PM2, Class A, 144A
2.350%	03/15/22	149	148,790
Series 2015-PM3, Class A, 144A
2.560%	05/16/22	139	139,358
Discover Card Execution Note Trust,
Series 2014-A5, Class A
1.390%	04/15/20	1,680	1,680,826
Flagship Credit Auto Trust,
Series 2015-3, Class A, 144A
2.380%	10/15/20	608	609,444
Ford Credit Auto Owner Trust,
Series 2014-2, Class A, 144A
2.310%	04/15/26	2,400	2,420,304
Series 2015-1, Class A, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
2.120%	07/15/26	1,194	$1,196,773
Series 2015-2, Class A, 144A
2.440%	01/15/27	950	958,053
Series 2016-1, Class A, 144A
2.310%	08/15/27	830	829,916
GMF Floorplan Owner Revolving Trust,
Series 2015-1, Class A1, 144A
1.650%	05/15/20	960	960,542
Nationstar HECM Loan Trust,
Series 2016-1A, Class A, 144A
2.981%	02/25/26	459	459,379
OneMain Financial Issuance Trust,
Series 2014-1A, Class A, 144A
2.430%	06/18/24	96	96,094
Santander Drive Auto Receivables Trust,
Series 2014-4, Class B
1.820%	05/15/19	161	161,417
Towd Point Mortgage Trust,
Series 2015-5, Class A1B, 144A
2.750%(c)	05/25/55	438	438,455
Series 2017-1, Class A1, 144A
2.750%(c)	10/25/56	2,846	2,843,179
Verizon Owner Trust,
Series 2016-1A, Class A, 144A
1.420%	01/20/21	917	911,376
Volkswagen Credit Auto Master Trust,
Series 2014-1A, Class A2, 144A
1.400%	07/22/19	621	620,800
VOLT XIX LLC,
Series 2014-NP11, Class A1, 144A
3.875%	04/25/55	185	185,113

			21,101,216

Residential Mortgage-Backed Securities — 0.1%
Citigroup Mortgage Loan Trust 2009-5,
Series 2009-5, Class 5A1, 144A
3.342%(c)	01/25/37	270	276,033
Countrywide Asset-Backed Certificates Trust,
Series 2005-3, Class MV4
1.602%(c)	08/25/35	276	273,905
Merrill Lynch Mortgage Investors Trust,
Series 2006-FF1, Class M2
1.272%(c)	08/25/36	2,100	2,071,038
Nationstar HECM Loan Trust,
Series 2015-2A, Class A, 144A
2.883%	11/25/25	324	324,222

			2,945,198

TOTAL ASSET-BACKED SECURITIES (cost $23,944,609)			24,046,414

BANK LOANS(c) —1.6%
Aerospace & Defense — 0.0%
DigitalGlobe, Inc.,
Term Loan
3.732%	12/22/23	125	125,051
Transdigm, Inc.,
Term Loan C
4.117%	02/28/20	582	581,777

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Aerospace & Defense (cont’d.)
Tranche Term Loan F
3.982%	06/09/23	248	$246,698

			953,526

Auto Manufacturers — 0.0%
CH Hold Corp.,
Delayed Draw Term Loan (First Lien)
— %(p)	01/25/24	9	8,690
Initial Term Loan (First Lien)
4.647%	01/25/24	86	86,903
Initial Term Loan (Second Lien)
8.250%	01/25/25	25	25,313

			120,906

Beverages — 0.0%
Blue Ribbon LLC,
Initial Term Loan (First Lien)
5.000%	11/15/21	167	153,300

Biotechnology — 0.0%
AMAG Pharmaceuticals, Inc.,
Initial Term Loan
4.750%	08/17/21	302	302,026

Building Materials — 0.0%
INEOS Styrolution Group,
2021 Dollar Term Loan
4.750%	09/15/21	105	105,087

Building Products — 0.0%
Builders FirstSource, Inc.,
Refinanced Term Loan
4.000%	02/01/24	194	194,173
JELD-WEN, Inc.,
Term Loan B-3
4.000%	07/01/22	190	192,000
Royal Holdings,
2017 Refinancing Term Loan (First Lien)
4.250%	06/01/22	212	213,257
Initial Term Loan (Second Lien)
8.647%	06/19/23	69	69,052
Wilsonart International,
Tranche Term Loan C
4.650%	12/12/23	249	250,778

			919,260

Capital Markets — 0.0%
Gemini HDPE LLC,
Initial Advance Term Loan
4.039%	08/06/21	150	150,758

Chemicals — 0.0%
American Rock Salt Co. LLC,
Closing Date Term Loan
4.897%	05/20/21	107	107,266
ASP Chromaflo Intermediate Holdings,
Initial Tranche Term Loan B-1 (First Lien)
5.000%	11/02/23	120	120,224
Candy Intermediate Holdings, Inc.,
Term Loan B (First Lien)^
5.647%	06/15/23	223	216,613

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Chemicals (cont’d.)
Kraton Polymers LLC,
Replacement Term Loan
5.000%	01/06/22	295	$297,218
Metal Services LLC,
Tranche Term Loan B-2
8.647%	06/30/19	121	121,698
Platform Specialty Products Corporation,
Tranche Term Loan B-5
4.500%	06/07/20	218	218,078
Trinseo Materials Operating SCA,
Term Loan B
4.250%	10/13/21	162	163,565
Unifrax I LLC/Unifrax Holding Co.,
Term Loan^
— %(p)	03/30/24	75	75,375

			1,320,037

Commercial Services — 0.1%
ABB/Con-Cise Optical Group LLC,
Initial Term Loan (First Lien)
6.131%	06/15/23	214	215,663
Ancestry.com Holdings LLC,
Term Loan (First Lien)
4.250%	10/19/23	327	329,422
Term Loan (Second Lien)
9.270%	10/14/24	90	92,212
Creative Artists Agency, LLC,
Refinancing Term Loan
4.500%	02/01/24	125	126,250
Garda World Security Corp.,
2016 Incremental Term Loan
4.000%	11/08/20	374	374,374
Prime Security Services Borrower LLC/Prime Finance, Inc.,
2016-2 Refinancing Term Loan B-1 (First Lien)
4.250%	05/02/22	617	622,270
Syniverse Holdings, Inc.,
Tranche Term Loan B
4.147%	04/23/19	190	174,588

			1,934,779

Commercial Services & Supplies — 0.1%
Brand Energy & Infrastructure Services, Inc.,
Initial Term Loan
4.772%	11/26/20	364	364,172
Brickman Group Ltd. LLC (The),
Initial Term Loan (First Lien)
4.001%	12/18/20	247	247,530
EWT Holdings III Corp.,
2016 Incremental Term Loan (First Lien)^
5.647%	01/15/21	183	184,066
Term Loan (First Lien)^
4.897%	12/12/20	30	29,995
KAR Auction Services, Inc.,
Tranche Term Loan B-3
4.500%	03/09/23	178	180,205
Laureate Education, Inc.,
Extended Term Loan (2021 Series)
8.509%	03/17/21	971	978,902

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Commercial Services & Supplies (cont’d.)
Spin Holdco, Inc.,
Initial Term Loan (First Lien)
4.287%	11/14/19	943	$942,147
Trans Union LLC,
2015 Term Loan B-2
3.482%	04/09/21	490	493,458

			3,420,475

Communications Equipment — 0.0%
Consolidated Communications, Inc.,
Term Loan B
— %(p)	10/05/23	250	251,250

Computer Services & Software — 0.0%
Kronos Inc.,
Initial Term Loan (First Lien)
5.034%	10/20/23	653	656,527
Initial Term Loan (Second Lien)
9.284%	10/20/24	330	339,694

			996,221

Computers — 0.0%
Harland Clarke Holdings Corp.,
Term Loan
6.647%	02/03/22	80	79,827

Consumer Products — 0.0%
Chobani LLC,
Closing Date Term Loan (First Lien)
5.250%	09/30/23	180	181,121
Zodiac Pool Solutions LLC,
Term Loan (First Lien)
5.647%	12/01/23	150	150,280

			331,401

Consumer Services — 0.0%
CoinStar,
Term B Loan (Second Lien)
9.750%	09/26/24	60	60,449
Term Loan (First Lien)
5.250%	09/26/23	179	180,443
Uber Technologies, Inc.,
Term Loan
5.000%	07/13/23	219	218,407

			459,299

Containers & Packaging — 0.1%
Anchor Glass Container Corporation,
Term Loan (First Lien)
4.250%	11/22/23	374	376,400
Berlin Packaging LLC,
Initial Term Loan (First Lien)
4.500%	10/01/21	488	490,154
Initial Term Loan (Second Lien)
7.750%	09/30/22	250	251,250
BWAY Holding Co.,
2016 Initial Term Loan
4.750%	08/14/23	456	455,147
Initial Term Loan
4.233%	04/03/24	125	124,740

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Containers & Packaging (cont’d.)
Consolidated Container Co. LLC,
New Term Loan
5.000%	07/03/19	124	$123,393
Term Loan B^
7.750%	01/03/20	500	492,500
Hilex Novolex,
Initial Term Loan
4.250%	12/29/23	305	306,906
Multi Packaging Solutions,
Dollar Tranche D Term Loan
4.250%	10/14/23	171	171,779
Printpack Holdings, Inc.,
New Term Loan
4.000%	07/26/23	90	89,998
Signode Industrial Group Lux SA,
Initial Term Loan B
4.101%	05/01/21	292	293,682

			3,175,949

Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions LLC,
Effective Date Incremental Term Loan
3.737%	11/04/23	100	100,467
Houghton Mifflin Harcourt Co.,
Term Loan
4.000%	05/28/21	368	341,112
KUEHG Corp.,
Term Loan B-1
5.397%	08/13/22	445	447,419
Nord Anglia Education Finance LLC,
Initial Term Loan
4.554%	03/31/21	226	228,203
Servicemaster Company, LLC, The,
Tranche Term Loan C
3.482%	11/04/23	249	250,466
Telenet Financing USD LLC,
Term Loan AF
3.912%	01/31/25	200	200,594

			1,568,261

Diversified Financial Services — 0.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
Term Loan
3.397%	04/30/20	15	15,100
Fly Funding II,
Term Loan
3.790%	08/09/19	78	78,185
Gulf Finance LLC,
Tranche Term Loan B
6.250%	08/17/23	373	371,259
Lightstone Generation LLC,
1st Lien Term Loan C
5.539%	01/30/24	12	11,704
Term Loan B (First Lien)
5.500%	01/30/24	188	190,189
Ocwen Loan Servicing, LLC,
Restatement Effective Date Term Loan
6.000%	12/01/20	54	54,833

			721,270

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Diversified Telecommunication Services — 0.1%
Fairpoint Communications, Inc.,
Term Loan
7.500%	02/14/19	365	$367,196
Level 3 Communications, Inc.,
2024 Tranche Term Loan B
3.241%	02/15/24	500	500,250
Numericable US LLC,
Term Loan
— %(p)	06/22/25	250	248,875
Term Loan B-7
5.289%	01/15/24	392	393,116
Securus Technologies Holdings, Inc.,
2015 Incremental Term Loan (First Lien)
5.397%	04/30/20	25	24,657
Initial Term Loan (First Lien)
4.750%	04/30/20	234	234,065
Initial Term Loan (Second Lien)
9.000%	04/30/21	125	124,844
Telesat Canada,
Term Loan B-4
4.150%	11/17/23	413	415,818
Virgin Media Bristol LLC,
Term Loan I
3.662%	01/31/25	250	250,563

			2,559,384

Electric — 0.0%
Calpine Corp.,
2017 Term Loan
2.740%	12/26/19	125	124,978
Calpine Corporation,
Term Loan
2.740%	11/03/17	131	130,909
Dayton Power & Light Co. (The),
Term Loan
4.240%	08/18/22	125	125,103
Dynegy, Inc.,
1st Lien Term Loan C
4.250%	06/27/23	375	376,078
Ventia Midco PTY LTD,
2016 Refinancing Term Loan B^
5.000%	05/21/22	172	172,648
Vertiv Co.,
Term B Loan
5.039%	11/30/23	232	234,056

			1,163,772

Electric Utilities — 0.1%
Alinta Energy Finance Pty Ltd.,
Delayed Draw Term Loan
6.375%	08/13/18	15	14,628
Term B Loan
6.375%	08/13/19	219	220,051
Energy Future Intermediate Holding Company LLC,
2016 Additional Term Loan (DIP)
4.304%	06/01/17	315	314,738
Essential Power LLC,
Term Loan
4.750%	08/08/19	294	295,930

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Electric Utilities (cont’d.)
ExGen Texas Power LLC,
Term Loan
5.897%	09/18/21	143	$89,296
InterGen NV,
Advance Term Loan
5.650%	06/12/20	336	333,984
Longview Power LLC,
Advance Term Loan B^
7.000%	04/13/21	246	205,097
Middle River Power LLC,
Term Loan^
8.000%	09/29/22	114	114,499
Tex Operations Company LLC,
Initial Term Loan
3.732%	08/04/23	203	202,428
Initial Term Loan C
3.732%	08/04/23	46	46,283

			1,836,934

Electrical Equipment — 0.0%
AlixPartners LLP,
2016 Refinancing Term Loan B
4.000%	07/28/22	212	213,417
Precyse Acquisition Corp.,
Initial Term Loan (First Lien)
6.500%	10/20/22	248	249,521

			462,938

Electronic Equipment, Instruments & Components — 0.0%
Cable & Wireless Security Systems,
Term Loan B-1
5.732%	01/03/23	200	201,416

Electronics — 0.0%
Col-Parmer Instrument Co.,
Term Loan^
— %(p)	03/14/24	135	135,675

Energy Equipment & Services — 0.0%
Cactus Wellhead LLC,
Tranche Term Loan B
7.147%	07/31/20	243	231,038
Green Energy Partners/Stonewall LLC,
Advance Conversion Term Loan B-1^
6.647%	11/13/21	345	335,513
Moxie Patriot LLC,
Advance Construction Term Loan B-1^
6.897%	12/19/20	488	477,209
WireCo WorldGroup, Inc.,
Initial Term Loan (First Lien)
6.500%	09/29/23	124	125,360

			1,169,120

Engineering & Construction — 0.0%
USIC Holding, Inc.,
Term Loan (First Lien)
5.170%	12/09/23	125	125,584

Entertainment — 0.0%
Gateway Casinos & Entertainment Ltd.,
Initial Tranche B-1 Term Loan
4.800%	02/14/23	125	126,172

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Entertainment (cont’d.)
Greektown Holdings LLC,
Term Loan
— %(p)	03/31/24	80	$79,867
Penn National Gaming, Inc.,
Facility Refinancing Term Loan B
3.524%	01/01/24	50	50,208
Scientific Games International, Inc.,
Term Loan
4.846%	10/01/21	558	564,377

			820,624

Environmental Control — 0.0%
Advanced Disposal,
Additional Term Loan
3.698%	10/28/23	246	247,702

Equity Real Estate Investment Trusts (REITs) — 0.0%
GEO Group, Inc. (The),
Term Loan
3.200%	03/22/24	105	105,131

Food & Staples Retailing — 0.1%
Albertsons LLC,
2016-1 Term Loan B-6
4.302%	06/22/23	372	374,553
2016-2 Term Loan B-4
3.982%	08/25/21	1,670	1,676,454
BJ’s Wholesale Club, Inc.,
Initial Term Loan (Second Lien)
8.500%	01/26/25	125	121,797
Tranche Term Loan B (First Lien)
3.108%	01/26/24	400	390,417
KFC Holding Co.,
Term B Loan
2.976%	06/16/23	249	251,051
Smart And Final Stores LLC,
Term Loan (First Lien)
4.578%	11/15/22	125	123,086

			2,937,358

Food Products — 0.0%
Constellation Brands, Inc.,
Initial Tranche Term Loan B-1 (First Lien)
4.887%	11/15/23	200	200,747
New HB Acquisition LLC,
Term Loan B (First Lien)
4.000%	08/03/22	75	75,486
Pinnacle Foods, Inc.,
Initial Term Loan
2.811%	01/27/24	200	200,284
Shearer’s Foods LLC,
Term Loan (First Lien)
5.084%	06/30/21	312	311,220
Term Loan (Second Lien)^
7.897%	06/30/22	340	329,800
U.S. Foods, Inc.,
Initial Term Loan
3.732%	06/27/23	248	250,208

			1,367,745

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Foods — 0.0%
CSM Bakery Supplies LLC,
Term Loan (First Lien)
5.000%	07/03/20	150	$141,000
JBS USA LUX SA/JBS USA Finance, Inc.,
Initial Term Loan
3.289%	10/30/22	200	200,375

			341,375

Health Care Equipment & Supplies — 0.0%
Alere, Inc.,
Term Loan B
4.250%	06/20/22	137	137,300
Atlantic Power Holdings,
Term Loan
6.000%	04/13/23	220	220,878
CNT Holdings III Corp.,
First Lien Term Loan
4.280%	01/22/23	248	249,052
Tekni-Plex, Inc.,
Initial Term Loan (Second Lien)^
8.750%	06/01/23	52	51,563
Tranche Term Loan B-1 (First Lien)
4.539%	06/01/22	119	118,953

			777,746

Health Care Providers & Services — 0.1%
American Renal Holdings, Inc.,
Term B Loan (First Lien)
4.750%	08/20/19	370	368,240
CHS/Community Health Systems, Inc.,
2019 Incremental Term Loan G
3.798%	12/31/19	263	258,655
2021 Incremental Term Loan H
4.054%	01/27/21	556	547,310
Drumm Investors LLC,
Term Loan
9.500%	05/04/18	33	32,834
Envision Healthcare Corporation,
Initial Term Loan
4.150%	11/17/23	499	503,114
InVentiv Health, Inc.,
Initial Term Loan
4.804%	09/29/23	55	55,029
Kindred Healthcare, Inc.,
New Term Loan
4.563%	04/09/21	153	153,016
Life Time Fitness, Inc.,
2017 Refinancing Term Loan
4.000%	06/10/22	300	300,316
Milk Specialties Co.,
New Term Loan
5.000%	08/16/23	129	130,158
Ortho-Clinical Diagnostics Holdings,
Initial Term Loan
4.750%	06/30/21	457	452,881
Press Ganey Holdings, Inc.,
Initial Term Loan
4.250%	09/30/23	180	179,887

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Health Care Providers & Services (cont’d.)
Initial Term Loan (Second Lien)
8.250%	09/30/24	60	$61,125
U.S. Renal Care, Inc.,
Term Loan (Second Lien)^
9.147%	12/29/23	250	222,500
Term Loan B
5.397%	12/30/22	642	600,211
Weight Watchers International, Inc.,
Initial Tranche Term Loan B-2
4.204%	04/02/20	303	281,938

			4,147,214

Healthcare-Services — 0.0%
HCA, Inc.,
Term Loan B9 (First Lien)
4.031%	02/15/24	249	251,297

Hotels, Restaurants & Leisure — 0.1%
Affinity Gaming,
Initial Term Loan
4.500%	07/01/23	199	199,431
American Casino & Entertainment Properties LLC,
Repriced Term Loan
4.250%	07/07/22	81	81,509
Aristocrat International Pty Ltd.,
Term Loan B-2
3.143%	10/20/21	143	144,184
Caesars Entertainment Resort Properties LLC,
Term B Loan
7.000%	10/11/20	845	850,459
Term B Loan (First Lien)
6.250%	05/08/21	1,264	1,269,781
CCM Merger, Inc.,
Term Loan^
4.232%	08/06/21	299	300,801
Eldorado Resorts, Inc.,
Initial Term Loan
4.250%	07/25/22	201	201,413
Term Loan B (First Lien)
5.250%	03/17/24	295	295,123
Extended Stay America, Inc.,
Term Loan B (First Lien)
3.482%	08/30/23	244	244,125
Four Seasons,
Additional Term Loan
4.147%	11/21/23	374	377,937
Graton Economic Development Authority,
Incremental Term Loan B
4.750%	09/01/22	206	206,767
LA Fitness,
Term B Loan
6.000%	07/01/20	198	199,805
MGM Resorts International,
Term Loan A
3.031%	04/23/21	286	286,375
Mohegan Tribal Gaming Authority,
Term B Loan
5.500%	09/30/23	50	49,724

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Montreign Resort Casino,
Term B Loan
9.307%	12/07/22	160	$162,799
PNK Entertainment, Inc.,
Facility Loan B
3.990%	04/28/23	61	61,366
Restaurant Brands International, Inc.,
Term Loan B-3
3.250%	02/16/24	250	250,208
3.250%	02/16/24	249	249,688
Station Casinos LLC,
Facility Loan B
3.450%	06/08/23	541	543,363

			5,974,858

Household Products/Wares — 0.0%
Prestige Brands, Inc.,
Term Loan B-4
3.732%	01/19/24	150	151,269

Independent Power & Renewable Electricity Producers — 0.0%
ExGen Renewables LLC,
Term Loan
5.272%	02/06/21	158	157,929
TerraForm AP Acquisition Holdings LLC,
Term Loan^
5.647%	06/27/22	230	230,755
Terra-Gen Finance Co. LLC,
Term Loan^
5.250%	12/09/21	234	215,415

			604,099

Insurance — 0.1%
Acrisure, LLC,
Term B Loan (First Lien)
5.750%	11/02/23	200	202,625
AmWINS Group, Inc.,
Term Loan (First Lien)
3.750%	01/19/24	125	124,817
Term Loan (Second Lien)
7.750%	01/19/25	20	20,188
AssuredPartners Capital, Inc.,
2016 Refinancing Term Loan
5.250%	10/21/22	321	323,247
Asurion LLC,
Incremental Tranche B-5 Term Loan
4.750%	11/03/23	176	177,730
Replacement Term Loan B-2
4.232%	07/08/20	68	68,889
Replacement Term Loan B-4
4.250%	08/04/22	624	626,393
Term Loan (Second Lien)
8.500%	03/03/21	220	222,131
BroadStreet Partners, Inc.,
Initial Term Loan
5.250%	11/07/23	105	106,047
HUB International Ltd.,
Initial Term Loan
4.035%	10/02/20	493	494,369

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Insurance (cont’d.)
Lone Star Intermediate Super Holdings LLC,
Term Loan
10.000%	08/10/21	145	$149,833

			2,516,269

Internet — 0.0%
TIBCO Software, Inc.,
Term B Loan
5.500%	12/05/20	75	75,464
Zayo Group LLC,
2017 Incremental Refinancing Term Loan B-2
3.500%	01/12/24	220	220,963

			296,427

Internet Software & Services — 0.1%
Genesys Telecom Holdings U.S., Inc.,
Tranche Term Loan B-1
5.025%	12/01/23	424	428,291
GoDaddy, Inc.,
Delayed Draw Term Loan
3.453%	02/06/24	143	142,696
Initial Term Loan
3.412%	02/06/24	107	107,398
GTT Communications, Inc.,
Term Loan
5.000%	12/12/23	70	70,698
Merrill Communications LLC,
Initial Term Loan^
6.289%	06/01/22	229	228,190
Peak 10, Inc.,
Initial Term Loan (First Lien)
5.147%	06/17/21	311	312,853
Term Loan (Second Lien)
8.280%	06/17/22	140	137,463
ProQuest LLC,
Initial Term Loan
5.250%	10/24/21	489	492,680
Rackspace Hosting, Inc.,
Term B Loan (First Lien)
4.535%	10/26/23	214	215,892
TTM Technologies, Inc.,
Term B Loan^
5.250%	05/31/21	127	128,818

			2,264,979

Investment Companies — 0.0%
Royalty Pharma AG,
Term Loan
— %(p)	03/13/23	198	198,234
Term Loan B-6
3.153%	03/13/23	177	177,569

			375,803

IT Services — 0.0%
AI Mistral Holdco Ltd.,
Initial Term Loan (First Lien)
4.176%	01/17/24	100	100,000
Conduent Business Services, LLC,
Term B Loan
6.334%	11/18/23	200	201,869

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
IT Services (cont’d.)
Term Loan^
3.232%	12/07/21	50	$49,500
Datapipe, Inc.,
Initial Term Loan (First Lien)
5.750%	03/15/19	259	259,189
First Data Corporation,
2022C New Dollar Term Loan
3.984%	07/10/22	233	233,676
Global Payments, Inc.,
Term B Loan
3.482%	04/22/23	57	57,002
NeuStar, Inc.,
Term Loan
— %(p)	08/31/19	85	85,903
— %(p)	02/29/24	175	177,024
— %(p)	02/28/25	50	50,406
Optiv Inc.,
Initial Term Loan (First Lien)
4.250%	01/13/24	160	160,733
Initial Term Loan (Second Lien)
8.250%	01/13/25	30	30,225
WEX, Inc.,
Term B Loan
4.482%	06/30/23	199	200,591

			1,606,118

Leisure Time — 0.0%
Equinox Holdings Inc.,
Initial Term Loan (First Lien)
4.250%	03/02/24	185	186,272
Initial Term Loan (Second Lien)
8.000%	03/02/25	50	50,646
Formula One Group,
Term Loan B (First Lien)
4.568%	02/01/24	215	214,808

			451,726

Lodging — 0.0%
Boyd Gaming Corp.,
Refinancing Term Loan B
3.446%	09/15/23	220	220,715
Golden Nugget, Inc.,
Closing Date Term Loan
4.540%	11/06/19	308	312,326
Delayed Draw Term Loan
4.500%	11/21/19	132	133,854

			666,895

Machinery — 0.0%
Gates Global LLC,
Initial Dollar Term Loan^
4.397%	07/06/21	196	196,283
SIG Combibloc Holdings SCA,
Initial Dollar Term Loan
4.000%	03/11/22	343	344,156

			540,439

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Machinery-Construction & Mining — 0.0%
North American Lifting Holdings, Inc.,
Initial Term Loan (First Lien)
5.647%	11/27/20	186	$173,676
Term Loan (Second Lien)^
10.147%	11/26/21	500	290,000

			463,676

Marine — 0.0%
Commercial Barge Line Co.,
Initial Term Loan (First Lien)^
9.750%	11/12/20	204	187,399

Media — 0.2%
Acosta, Inc.,
Tranche Term Loan B-1
4.289%	09/26/21	616	575,200
Advantage Sales & Marketing, Inc.,
Term Loan (Second Lien)
7.500%	07/25/22	115	113,620
Altice US Finance I Corporation,
2016 Refinancing Term Loan
3.982%	01/15/25	279	278,253
Term Loan
— %(p)	06/22/25	125	124,649
AMC Entertainment Holdings, Inc.,
2016 Incremental Term Loan
3.733%	12/15/23	80	80,539
Initial Term Loan
3.662%	12/15/22	123	124,389
CBS Radio Inc.,
Term B Loan
4.500%	10/17/23	226	227,653
CBS Radio, Inc.,
Term Loan
— %(p)	03/02/24	125	125,469
Cengage Learning Acquisitions, Inc.,
2016 Refinancing Term Loan
5.250%	06/07/23	497	473,272
Charter Communications Operating LLC/Charter Communications Operating Capital,
1st Lien Term Loan E
2.990%	07/01/20	970	971,678
Term Loan I-1
3.232%	01/15/24	124	124,266
CSC Holdings LLC,
March 2017 Refinancing Term Loan
5.250%	06/15/25	58	58,164
Term Loan
— %(p)	06/05/25	12	11,661
CSC Holdings, LLC,
2016 Extended Term Loan
3.943%	10/11/24	164	163,584
Endurance Business Media, Inc.,
Term Loan
6.042%	02/09/23	368	370,283
Entercom Radio, LLC,
Term B Loan
4.398%	11/01/23	200	201,177

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Media (cont’d.)
Getty Images, Inc.,
Initial Term Loan
4.750%	10/18/19	108	$94,605
Hercules Achievement, Inc.,
Initial Term Loan (First Lien)
5.000%	12/10/21	118	119,563
iHeartCommunications, Inc.,
Tranche Term Loan D
7.732%	01/30/19	625	536,458
Ion Media Networks, Inc.,
Additional Term Loan B-2
4.500%	11/18/20	294	296,154
Liberty Cablevision of Puerto Rico LLC,
Term B Loan (First Lien)
4.523%	01/07/22	250	248,750
Lions Gate Entertainment Corp.,
Term B Loan
3.982%	10/13/23	200	200,799
McGraw-Hill Global Education Holdings LLC,
Term B Loan (First Lien)
5.000%	05/04/22	645	637,195
Mediacom Broadband LLC/Mediacom Broadband Corp.,
Tranche K Term Loan
3.130%	02/19/24	125	125,365
NMSC Holdings, Inc.,
Term Loan B (First Lien)
6.147%	04/19/23	126	126,792
Outfront Media Capital LLC,
Term Loan
3.244%	03/10/24	95	95,356
Springer Science & Business Media Finance, Inc.,
Initial Term Loan B-9
4.500%	08/14/20	490	490,408
Wide Open West Finance LLC,
Term Loan B
4.554%	08/10/23	124	124,668

			7,119,970

Metals & Mining — 0.0%
Peabody Energy Corp.,
Term Loan
4.250%	09/24/20	124	125,162
5.500%	02/07/22	250	249,219
Zekelman Industries, Inc.,
Term Loan
4.906%	06/14/21	248	251,018

			625,399

Miscellaneous Manufacturing — 0.0%
Arctic Glacier Group Holdings, Inc.,
Initial Term Loan^
5.250%	03/13/24	60	60,600

Multiline Retail — 0.0%
Sears Roebuck Acceptance Corp.,
2015 Term Loan
5.500%	06/30/18	305	301,536

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Multi-Utilities — 0.0%
Alliant Holdings I LLC,
Initial Term Loan
4.387%	08/12/22	492	$495,359

Oil & Gas — 0.0%
Gavilan Resources, LLC,
Initial Term Loan (Second Lien)
7.000%	02/23/24	225	223,594

Oil & Gas Equipment & Services — 0.0%
FTS International, Inc.,
Term Loan
5.750%	04/16/21	105	91,022

Oil & Gas Services — 0.0%
Expro International Group,
Initial Term Loan
5.750%	08/07/21	155	123,103

Oil & Gas Storage & Transportation — 0.0%
Overseas Shipholding,
Term Loan B
5.790%	07/07/19	125	123,957

Oil, Gas & Consumable Fuels — 0.1%
Alon USA Partners LP,
Tranche Term Loan B^
9.250%	11/26/18	542	542,363
California Resources Corp.,
Term Loan^
11.375%	12/31/21	150	164,999
Chesapeake Energy Corp.,
Term Loan A
8.553%	08/16/21	125	132,499
Chief Exploration & Development LLC,
Term Loan (Second Lien)
7.932%	05/16/21	125	121,563
CITGO Holding, Inc.,
Term Loan
9.647%	05/12/18	117	118,078
CITGO Petroleum Corp.,
Term B Loan
4.647%	07/29/21	124	124,759
Crestwood Holdings LLC,
Term Loan B-1
9.042%	06/19/19	374	372,282
Foresight Energy LP,
Term Loan^
6.750%	03/14/22	125	120,313
Houston Fuel Oil Terminal Company,
Tranche Term Loan B^
4.400%	08/19/21	351	349,434
Murray Energy Corp.,
Term Loan B-2
8.397%	04/16/20	394	385,593
Seadrill Operating LP,
Initial Term LoanSeadrill Operating LP
4.147%	02/21/21	169	114,078
Southcross Holdings Borrower LP,
Initial Term Loan
5.397%	08/04/21	68	59,594

			2,605,555

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Packaging — 0.0%
Caraustar Industries, Inc.,
Incremental Term Loan^
6.647%	03/08/22	250	$251,875

Packaging & Containers — 0.1%
Berry Plastics Corp.,
Term Loan K
3.108%	02/08/20	396	397,815
Term Loan L
3.108%	01/06/21	453	454,542
Fort Dearborn Holding Company, Inc.,
Initial Term Loan (First Lien)
5.000%	10/19/23	175	175,654
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan
3.982%	02/05/23	532	534,408
Tricorbraun Holdings, Inc.,
Closing Date Term Loan (First Lien)
4.897%	11/28/23	113	114,344
Delayed Draw Term Loan (First Lien)
1.875%	11/28/23	11	11,463

			1,688,226

Personal Products — 0.0%
Herbalife Ltd.,
Senior Lien Term Loan
6.281%	02/10/23	125	124,401

Pharmaceuticals — 0.0%
Endo Luxembourg Finance Co.,
2015 Incremental Term Loan B
4.000%	06/27/22	96	95,967
Valeant Pharmaceuticals International, Inc.,
Tranche Term Loan B (Series F-1)
5.570%	04/01/22	1,029	1,031,933
Vizient, Inc.,
Term Loan B-2
5.000%	02/13/23	330	332,969

			1,460,869

Pipelines — 0.0%
Limetree Bay Terminals, LLC,
Advance^
6.040%	02/10/24	195	196,950
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Term Loan Credit Facility^
7.022%	05/13/22	125	127,188

			324,138

Professional Services — 0.0%
Ceridian HCM Holding Inc.,
Initial Term Loan
4.540%	09/15/20	117	116,154
SAI Global Ltd.,
Initial Term Loan (First Lien)^
5.658%	12/06/23	125	126,246

			242,400

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Real Estate Investment Trusts (REITs) — 0.0%
Americold Realty Operating Partnership LP,
Initial Term Loan
4.750%	12/01/22	144	$145,831
Communications Sales & Leasing, Inc.,
Shortfall Term Loan
4.000%	10/24/22	247	245,831
iStar, Inc.,
Term Loan^
4.750%	07/01/20	124	125,895
Onex TSG Holdings II Corp.,
Initial Term Loan (First Lien)
5.000%	07/29/22	41	41,586

			559,143

Real Estate Management & Development — 0.0%
DTZ U.S. Borrower, LLC,
Initial Term Loan (Second Lien)
9.289%	11/04/22	4	3,823
DTZ Worldwide Ltd.,
Additional Term Loan 2015-1
4.305%	11/04/21	359	361,028
Multiplan, Inc.,
Initial Term Loan
4.897%	06/07/23	182	184,587
RE/MAX, LLC,
Term Loan
3.897%	11/30/23	75	74,718
Wash MultiFamily Acquisition, Inc.,
Initial US Term Loan (First Lien)^
4.250%	05/04/22	409	408,154
Initial US Term Loan (Second Lien)^
8.000%	05/12/23	35	34,956

			1,067,266

Retail — 0.0%
CEC Entertainment, Inc.,
Term B Loan
4.000%	02/14/21	125	123,632
Harbor Freight Tools USA, Inc.,
2016 Initial Term Loan
4.232%	08/16/23	274	273,321
JC Penney Corp., Inc.,
2016 Term Loan
5.304%	06/23/23	538	534,078

			931,031

Semiconductors — 0.0%
Lumileds LLC,
Term Loan
— %(p)	03/17/24	200	202,250

Semiconductors & Semiconductor Equipment — 0.0%
Cavium, Inc.,
Term Loan B-1^
3.228%	08/16/22	118	118,077
Micron Technology, Inc.,
Term Loan
4.740%	04/26/22	99	100,118

			218,195

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Software — 0.1%
Applied Systems, Inc.,
Initial Term Loan (First Lien)
4.147%	01/23/21	40	$39,960
Aptean, Inc.,
Initial Term Loan (Second Lien)
10.500%	12/20/23	45	44,888
Term Loan (First Lien)
6.000%	12/20/22	125	126,250
Avast Software,
Initial Dollar Term Loan
5.000%	08/03/22	110	111,093
Camelot U.S. Acquisition 1 Co.,
Initial Term Loan
4.750%	09/16/23	274	274,172
Eagle Parent, Inc.,
Term B Loan
4.750%	06/01/22	364	364,536
Information Resources, Inc.,
Initial Term Loan (First Lien)
5.250%	12/20/23	205	207,306
Initial Term Loan (Second Lien)
9.250%	12/20/24	50	49,667
JDA Software Group, Inc.,
Initial Term Loan
4.500%	09/22/23	249	250,435
Landesk Software,
Term Loan (First Lien)
5.250%	01/19/24	275	276,031
Term Loan (Second Lien)
10.000%	01/19/25	75	74,250
Mediware Info System,
Term Loan
4.750%	02/03/24	125	125,165
Renaissance Learning, Inc.,
Initial Term Loan (First Lien)
4.897%	04/09/21	505	502,782
Initial Term Loan (Second Lien)
8.147%	04/11/22	175	175,328
SolarWinds Holdings, Inc.,
2017 Refinancing Term Loan
4.500%	02/05/23	298	297,679
Solera LLC/Solera Finance, Inc.,
Dollar Term Loan
4.250%	03/03/23	362	363,763
Sophia, L.P.,
Term B Loan
4.397%	09/30/22	242	242,405

			3,525,710

Specialty Retail — 0.1%
Academy Ltd./Academy Finance Corp.,
Initial Term Loan
5.055%	07/01/22	348	256,569
Bass Pro Group LLC,
2015 New Term Loan
4.104%	06/05/20	247	242,838
Initial Term Loan
5.970%	11/15/23	600	577,499

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Specialty Retail (cont’d.)
Term Loan
5.897%	05/31/18	100	$100,042
David’s Bridal, Inc.,
Initial Term Loan
5.250%	10/11/19	124	100,344
Party City Holdings Inc.,
2016 Replacement Term Loan
3.872%	08/19/22	337	335,712
Petco Animal Supplies, Inc.,
Term Loan
4.287%	01/26/23	496	466,348
Petsmart Inc.,
Tranche Term Loan B-2
4.020%	03/11/22	614	586,430
Sports Authority, Inc. (The),
Term B Loan^(i)
— %(p)	11/16/17	314	18,869

			2,684,651

Technology Hardware, Storage & Peripherals — 0.0%
Abacus Innovations Corp.,
Term Loan B
3.250%	08/16/23	125	125,872
Compuware Corp.,
Term Loan (Second Lien)
9.250%	12/31/22	197	197,113
Tranche Term Loan B-3
5.250%	12/15/21	300	300,046
Dell International LLC,
Initial Term Loan
7.000%	09/27/22	224	227,149
New Term Loan B
3.490%	09/07/23	449	451,060
Term Loan A3
2.790%	12/31/18	47	46,820

			1,348,060

Telecommunications — 0.0%
CPI International, Inc.,
Term Loan (Second Lien)
5.150%	04/07/21	125	125,547
Onvoy, LLC,
Initial Term Loan (First Lien)
5.647%	01/31/24	190	190,000
Polycom,
Initial Term Loan (First Lien)
6.250%	09/29/23	207	208,094
Sprint Communications, Inc.,
Initial Term Loan
3.500%	02/29/24	500	500,000
Xplornet Communications, Inc.,
Term B Loan
7.147%	09/06/21	124	125,930

			1,149,571

Textiles, Apparel & Luxury Goods — 0.0%
VF Corp.,
Term Loan B-1 (First Lien)
4.250%	06/30/23	199	199,888

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Trading Companies & Distributors — 0.0%
Avolon LLC,
Term B Loan
3.228%	07/20/21	100	$100,982
GYP Holdings III Corp.,
New Incremental Term Loan (First Lien)
4.539%	04/01/21	320	320,415
Univar, Inc.,
Term Loan B-2
3.732%	07/01/22	123	123,190

			544,587

Transportation — 0.0%
Navios Maritime Partners LP,
Term Loan B (First Lien)
6.130%	09/03/20	125	123,229

Transportation Infrastructure — 0.0%
Lineage Logistics LLC,
Term Loan^
4.500%	04/07/21	486	486,261

Wireless Telecommunication Services — 0.0%
Digicel International Finance Ltd.,
Tranche Term Loan D-2^
4.647%	03/31/19	158	155,934
Intelsat Jackson Holdings SA,
Tranche Term Loan B-2
3.887%	06/30/19	824	811,432
LTS Buyer LLC,
Term B Loan (First Lien)
4.397%	04/13/20	551	553,832

			1,521,198

TOTAL BANK LOANS (cost $82,308,289)			82,137,648

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.8%
BBCMS Trust,
Series 2015-STP, Class A, 144A
3.323%	09/10/28	3,009	3,086,605
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class A, 144A
2.312%(c)	12/15/27	1,957	1,961,028
CGBAM Commercial Mortgage Trust,
Series 2015-SMRT, Class A, 144A
2.808%	04/10/28	722	731,466
Series 2015-SMRT, Class D, 144A
3.768%	04/10/28	720	728,923
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class XA, IO
0.974%(c)	09/10/58	7,334	444,728
Series 2016-P6, Class XA, IO
0.841%(c)	12/10/49	6,995	355,993
Commercial Mortgage Trust,
Series 2014-CR15, Class A2
2.928%	02/10/47	923	939,099
Series 2014-CR19, Class XA, IO
1.257%(c)	08/10/47	9,189	529,036
Series 2014-CR20, Class XA, IO

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
1.181%(c)	11/10/47	4,500	$268,407
Series 2014-UBS3, Class A2
2.844%	06/10/47	960	973,875
Series 2014-UBS4, Class XA, IO
1.244%(c)	08/10/47	7,494	452,865
Series 2014-UBS6, Class XA, IO
1.047%(c)	12/10/47	5,223	280,581
Series 2015-DC1, Class XA, IO
1.171%(c)	02/10/48	12,778	775,429
CSMC Trust,
Series 2015-TOWN, Class A, 144A
2.162%(c)	03/15/28	3,042	3,038,185
Series 2015-TOWN, Class B, 144A
2.987%(c)	03/15/28	274	273,660
Series 2015-TOWN, Class C, 144A
3.162%(c)	03/15/28	267	266,748
Series 2015-TOWN, Class D, 144A
4.112%(c)	03/15/28	404	403,769
FHLMC Multifamily Structured Pass-Through Certificates,
Series K716, Class A2
3.130%	06/25/21	2,186	2,263,099
Series K717, Class A2
2.991%	09/25/21	1,200	1,235,382
Series K723, Class A1
2.219%	04/25/23	740	737,981
GE Commercial Mortgage Corp. Trust,
Series 2007-C1, Class A1A
5.483%(c)	12/10/49	250	249,289
GS Mortgage Securities Trust,
Series 2013-GC12, Class XA, IO
1.574%(c)	06/10/46	2,720	173,713
Series 2014-GSFL, Class A, 144A
1.912%(c)	07/15/31	344	343,860
Series 2015-GC34, Class XA, IO
1.368%(c)	10/10/48	4,163	348,878
Hyatt Hotel Portfolio Trust,
Series 2015-HYT, Class A, 144A
2.162%(c)	11/15/29	1,314	1,317,271
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class XA, IO
1.186%(c)	04/15/47	1,908	65,141
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2014-BXH, Class A, 144A
1.812%(c)	04/15/27	1,841	1,843,727
Series 2016-WPT, Class A, 144A
2.362%(c)	10/15/33	1,037	1,045,418
LB Commercial Mortgage Trust,
Series 2007-C3, Class A4
6.052%(c)	07/15/44	4,115	4,134,545
LB-UBS Commercial Mortgage Trust,
Series 2007-C7, Class A3
5.866%(c)	09/15/45	728	739,220
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7, Class A4
2.918%	02/15/46	1,216	1,228,190
Series 2015-C25, Class XA, IO
1.144%(c)	10/15/48	4,762	339,142

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17,
Series 2014-C17, Class ASB
3.477%	08/15/47	660	$686,642
Morgan Stanley Capital I Trust,
Series 2007-T27, Class A1A
5.791%(c)	06/11/42	266	266,664
Series 2011-C2, Class A4, 144A
4.661%	06/15/44	720	780,094
MSCG Trust,
Series 2016-SNR, Class A, 144A
3.348%(c)	11/15/34	1,616	1,609,257
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C33, Class A4
6.053%(c)	02/15/51	1,800	1,798,330
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31, Class XA, IO
1.108%(c)	11/15/48	4,453	304,756
WFRBS Commercial Mortgage Trust,
Series 2014-C24, Class XA, IO
0.965%(c)	11/15/47	2,917	147,811
WFRBS Commercial Mortgage Trust 2012-C9,
Series 2012-C9, Class A3
2.870%	11/15/45	1,121	1,133,245

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $39,185,142)			38,302,052

CORPORATE BONDS — 10.4%
Aerospace & Defense — 0.1%
Arconic, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24	124	128,092
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
2.850%	12/15/20	1,050	1,060,030
3.800%	10/07/24	963	987,980
4.750%	10/07/44	208	216,983

			2,393,085

Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	1,745	1,748,544
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.750%	06/15/20	950	958,182
3.500%	06/15/22	710	724,212
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.050%	07/20/18	500	500,340
3.750%	07/21/22	1,215	1,247,865
4.250%	07/21/25	500	517,360
Reynolds American, Inc.,
Gtd. Notes
3.250%	06/12/20	303	310,896
4.000%	06/12/22	945	991,842
4.450%	06/12/25	277	291,572
5.700%	08/15/35	66	75,458

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Agriculture (cont’d.)
5.850%	08/15/45	1,000	$1,174,405
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	02/01/25	100	102,125

			8,642,801

Airlines — 0.0%
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20	1,747	1,761,143

Auto Manufacturers — 0.5%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, GMTN
1.700%	09/09/21	1,148	1,112,295
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
2.700%	04/06/22	2,351	2,353,278
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.375%	08/01/18	2,400	2,417,279
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	906	851,166
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.597%	11/04/19(a)	1,000	1,005,415
2.681%	01/09/20	1,136	1,144,087
3.000%	06/12/17	1,000	1,002,830
3.339%	03/28/22	675	677,365
4.250%	09/20/22	1,200	1,250,576
5.875%	08/02/21	750	835,513
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	90	89,054
5.200%	04/01/45	1,202	1,178,216
6.600%	04/01/36	380	436,893
6.750%	04/01/46	217	254,387
General Motors Financial Co., Inc.,
Gtd. Notes
2.400%	04/10/18	960	964,906
3.150%	01/15/20(a)	950	966,270
3.200%	07/13/20	900	915,498
4.000%	10/06/26	500	492,762
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.550%	02/06/19	709	712,747
Sr. Unsec’d. Notes, MTN, 144A
3.000%	10/30/20	1,060	1,068,349
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.600%	01/11/22	1,511	1,518,393
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.125%	05/23/19	1,730	1,724,898

			22,972,177

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks — 2.6%
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
3.500%	04/19/26	1,500	$1,479,195
Sr. Unsec’d. Notes, MTN
2.600%	01/15/19	4,700	4,748,936
4.125%	01/22/24	1,500	1,566,806
Sub. Notes
6.110%	01/29/37	1,468	1,715,016
7.750%	05/14/38	600	825,466
Sub. Notes, MTN
4.200%	08/26/24	1,178	1,199,577
4.250%	10/22/26(a)	520	528,019
4.450%	03/03/26	620	635,839
Bank of Nova Scotia (The) (Canada),
Sub. Notes
4.500%	12/16/25	1,040	1,086,522
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan),
Sr. Unsec’d. Notes, 144A
2.300%	03/05/20	470	468,707
2.350%	09/08/19	720	722,207
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.750%	11/08/19	1,424	1,434,332
3.200%	08/10/21	687	687,405
3.250%	01/12/21	1,040	1,047,322
3.684%	01/10/23	2,100	2,109,952
BNP Paribas SA (France),
Gtd. Notes, MTN
2.450%	03/17/19	710	715,035
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.450%	04/24/19	950	955,469
Capital One NA,
Sr. Unsec’d. Notes, BKNT
2.950%	07/23/21	1,070	1,078,538
Citibank NA,
Sr. Unsec’d. Notes
2.000%	03/20/19	900	903,094
Citigroup, Inc.,
Sr. Unsec’d. Notes
1.750%	05/01/18	681	680,807
2.350%	08/02/21	914	899,824
2.700%	03/30/21(a)	1,780	1,782,122
4.650%	07/30/45	175	182,327
8.125%	07/15/39	667	978,934
Sub. Notes
4.400%	06/10/25	1,000	1,018,917
4.450%	09/29/27	500	506,022
4.600%	03/09/26	420	431,307
5.500%	09/13/25	1,857	2,030,186
Citizens Bank NA,
Sr. Unsec’d. Notes, BKNT, MTN
2.500%	03/14/19	630	634,164
Sr. Unsec’d. Notes, MTN
2.450%	12/04/19	950	957,197
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
2.375%	07/28/21	259	255,398
Sub. Notes

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
4.350%	08/01/25	965	$990,438
Comerica, Inc.,
Sr. Unsec’d. Notes
2.125%	05/23/19	882	880,939
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 144A
2.750%	03/10/22	1,350	1,352,699
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
4.625%	12/01/23	778	820,141
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes
3.000%	10/29/21	700	706,383
Sub. Notes
6.000%	02/15/18	870	899,798
Sub. Notes, MTN
5.400%	01/14/20	500	536,489
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.574%	01/09/23	1,590	1,587,486
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.450%	04/16/21	1,074	1,089,496
3.800%	09/15/22	1,170	1,185,921
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.500%	02/13/19	1,130	1,131,884
Sr. Unsec’d. Notes, GMTN
2.850%	05/10/19	910	916,197
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18	1,900	1,901,600
Sr. Unsec’d. Notes, BKNT
3.100%	06/04/20	480	489,656
3.200%	08/09/21	1,500	1,519,047
Fifth Third Bancorp,
Sub. Notes
4.500%	06/01/18	2,172	2,232,208
8.250%	03/01/38	1,730	2,464,453
First Horizon National Corp.,
Sr. Unsec’d. Notes
3.500%	12/15/20	1,321	1,357,346
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.625%	01/31/19	4,731	4,784,351
2.625%	04/25/21	920	917,482
3.500%	01/23/25	250	249,038
3.500%	11/16/26	1,100	1,075,379
3.750%	02/25/26	1,500	1,509,622
3.850%	01/26/27	540	542,634
6.250%	02/01/41	691	867,780
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24	1,500	1,536,497
Sub. Notes
6.750%	10/01/37	20	24,679
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.950%	05/25/21	2,160	2,170,610
4.041%(c)	03/13/28	1,054	1,065,406

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Sub. Notes
5.250%	03/14/44	400	$432,363
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.300%	01/14/22	690	672,462
Huntington National Bank (The),
Sr. Unsec’d. Notes
2.200%	04/01/19	2,375	2,380,512
2.375%	03/10/20	1,050	1,053,686
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.150%	03/29/22	1,050	1,052,448
Intesa Sanpaolo SpA (Italy),
Sub. Notes, MTN, 144A
5.017%	06/26/24	600	564,439
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.200%	10/22/19(a)	1,544	1,551,490
2.350%	01/28/19	1,456	1,471,479
2.550%	03/01/21(a)	1,600	1,602,126
2.950%	10/01/26	24	22,818
4.625%	05/10/21	700	754,139
5.400%	01/06/42	751	875,303
5.600%	07/15/41	125	149,081
Sub. Notes
3.875%	09/10/24	723	732,820
4.125%	12/15/26	928	945,544
KeyBank NA,
Sr. Unsec’d. Notes, BKNT
2.350%	03/08/19	630	634,946
2.500%	12/15/19	710	718,015
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes, BKNT
2.300%	01/30/19	1,500	1,512,810
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.950%	03/01/21	1,260	1,271,355
2.998%	02/22/22	680	684,442
Mitsubishi UFJ Trust & Banking Corp. (Japan),
Sr. Unsec’d. Notes, 144A
1.600%	10/16/17	970	969,997
Mizuho Bank Ltd. (Japan),
Gtd. Notes, 144A
2.400%	03/26/20	675	674,279
2.450%	04/16/19	1,200	1,206,079
Morgan Stanley,
Sr. Unsec’d. Notes
2.650%	01/27/20	710	716,773
Sr. Unsec’d. Notes, GMTN
2.500%	04/21/21(a)	850	845,410
3.875%	01/27/26	2,770	2,806,841
Sr. Unsec’d. Notes, MTN
2.500%	01/24/19	945	954,322
2.625%	11/17/21(a)	680	675,519
4.300%	01/27/45	500	494,560
6.375%	07/24/42	612	785,714
Sub. Notes, MTN
3.950%	04/23/27	100	99,039
4.875%	11/01/22	1,930	2,086,803

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
MUFG Americas Holdings Corp.,
Sr. Unsec’d. Notes
2.250%	02/10/20	480	$479,577
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, MTN, 144A
2.375%	04/04/19	470	473,257
PNC Bank NA,
Sr. Unsec’d. Notes, BKNT
1.450%	07/29/19	450	444,813
2.200%	01/28/19	1,418	1,427,668
Regions Bank,
Sr. Unsec’d. Notes, BKNT
2.250%	09/14/18	950	952,927
Sub. Notes
6.450%	06/26/37	559	632,302
Sub. Notes, BKNT
7.500%	05/15/18	1,750	1,852,883
Regions Financial Corp.,
Sr. Unsec’d. Notes
3.200%	02/08/21	633	643,713
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
1.500%	07/29/19	910	900,676
2.350%	10/30/20(a)	1,050	1,052,041
Sub. Notes, GMTN
4.650%	01/27/26	392	414,746
Royal Bank of Scotland Group PLC (United Kingdom),
Sub. Notes
5.125%	05/28/24	1,220	1,233,671
6.000%	12/19/23	2,443	2,582,261
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
2.450%	01/10/19	1,865	1,879,058
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.934%	03/09/21	630	635,284
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18	2,000	2,012,872
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.800%	07/13/21	1,600	1,559,040
UBS AG (Switzerland),
Sr. Unsec’d. Notes, GMTN
2.375%	08/14/19	1,430	1,439,598
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.100%	07/26/21	1,108	1,085,200
2.150%	01/15/19(a)	1,500	1,507,817
3.900%	05/01/45	200	191,490
Sr. Unsec’d. Notes, GMTN
2.600%	07/22/20	670	676,625
Sub. Notes
5.375%	11/02/43	767	854,140
Sub. Notes, GMTN
4.300%	07/22/27(a)	710	737,792
4.900%	11/17/45	250	260,657
Sub. Notes, MTN
4.650%	11/04/44	800	802,925

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
1.650%	05/13/19	650	$644,792
2.800%	01/11/22	677	681,065

			130,526,805

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
1.250%	01/17/18(a)	1,441	1,439,715
2.650%	02/01/21	1,310	1,319,851
3.300%	02/01/23	1,310	1,333,332
3.650%	02/01/26(a)	582	588,518
4.000%	01/17/43	160	151,449
4.700%	02/01/36	1,509	1,596,460
4.900%	02/01/46	1,259	1,360,631
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
2.200%	08/01/18	2,362	2,377,301

			10,167,257

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.125%	05/01/20	960	960,016
3.875%	11/15/21	1,500	1,578,720
4.400%	05/01/45	600	582,385
4.663%	06/15/51	435	435,271

			3,556,392

Building Materials — 0.0%
Masco Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/21	610	620,742

Chemicals — 0.1%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
1.700%	05/01/18	980	980,255
2.450%	05/01/20	1,355	1,360,991
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
8.550%	05/15/19	728	825,267
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA (Canada),
Sr. Sec’d. Notes, 144A
8.375%	12/01/22	85	87,550
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44	100	103,589
LYB International Finance II BV,
Gtd. Notes
3.500%	03/02/27	500	490,682
Monsanto Co.,
Sr. Unsec’d. Notes
4.200%	07/15/34	976	967,992
4.400%	07/15/44	100	97,193
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.625%	11/15/43	150	154,446

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
Potash Corp. of Saskatchewan, Inc. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26	1,198	$1,226,469

			6,294,434

Coal — 0.0%
Peabody Securities Finance Corp.,
Sr. Sec’d. Notes, 144A
6.000%	03/31/22	30	29,831

Commercial Services — 0.1%
APX Group, Inc.,
Sr. Sec’d. Notes
7.875%	12/01/22	250	270,000
Sr. Sec’d. Notes, 144A
7.875%	12/01/22	50	54,000
Cenveo Corp.,
Sr. Sec’d. Notes, 144A
6.000%	08/01/19	90	74,250
George Washington University (The),
Unsec’d. Notes
4.300%	09/15/44	635	631,215
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	535	464,721
Moody’s Corp.,
Sr. Unsec’d. Notes
2.750%	12/15/21	354	353,450
4.500%	09/01/22	855	915,236
5.250%	07/15/44	590	656,543
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23	100	109,625
S&P Global, Inc.,
Gtd. Notes
3.300%	08/14/20	970	990,970

			4,520,010

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
3.850%	05/04/43	436	417,708
4.375%	05/13/45	233	238,711
Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
Sr. Sec’d. Notes, 144A
3.480%	06/01/19	72	73,779
4.420%	06/15/21	1,600	1,673,192
6.020%	06/15/26	1,150	1,253,708
8.350%	07/15/46	506	653,497
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
8.375%	08/15/22	70	71,750
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
4.400%	10/15/22	1,160	1,214,812
6.200%	10/15/35	234	245,328
6.350%	10/15/45	234	240,963

			6,083,448

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
3.500%	05/26/22	498	$501,797
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
5.000%	10/01/21	720	770,712
Air Lease Corp.,
Sr. Unsec’d. Notes
2.125%	01/15/18	765	766,434
3.375%	06/01/21(a)	440	448,534
3.875%	04/01/21(a)	2,470	2,560,526
4.750%	03/01/20(a)	500	530,321
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.200%	03/03/20(a)	900	901,363
Capital One Bank USA NA,
Sr. Unsec’d. Notes, BKNT
2.300%	06/05/19	1,710	1,713,613
CME Group, Inc.,
Sr. Unsec’d. Notes
5.300%	09/15/43	376	449,068
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	124	121,646
3.950%	11/06/24	250	250,382
4.100%	02/09/27	500	500,169
5.200%	04/27/22	1,740	1,877,220
6.450%	06/12/17	800	806,758
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	1,000	1,055,953
Intercontinental Exchange, Inc.,
Gtd. Notes
2.750%	12/01/20	357	362,478
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.800%	11/21/46	400	393,953
Synchrony Financial,
Sr. Unsec’d. Notes
1.875%	08/15/17	359	359,134
3.000%	08/15/19	526	534,205
3.750%	08/15/21	1,095	1,128,243
4.250%	08/15/24	500	512,127
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
3.491%	05/23/23	1,100	1,107,099
USAA Capital Corp.,
Sr. Unsec’d. Notes, MTN, 144A
2.000%	06/01/21	641	627,647
Visa, Inc.,
Sr. Unsec’d. Notes
2.800%	12/14/22	780	786,782
Washington Prime Group LP,
Sr. Unsec’d. Notes
3.850%	04/01/20(a)	710	715,035

			19,781,199

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Machinery — 0.1%
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22	850	$851,066
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.800%	12/15/21(a)	1,075	1,076,213
3.000%	12/15/20	520	529,773
3.800%	12/15/26	1,100	1,104,827

			3,561,879

Electric — 0.8%
AES Corp.,
Sr. Unsec’d. Notes
4.055%(c)	06/01/19	68	68,000
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
1.650%	12/15/17	1,731	1,730,474
2.950%	12/15/22	500	502,542
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
1.100%	05/15/17	1,000	999,978
2.400%	02/01/20	710	715,310
4.500%	02/01/45	296	307,886
5.150%	11/15/43(a)	380	430,253
6.125%	04/01/36	675	842,689
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes
5.950%	12/15/36	350	399,385
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.450%	03/15/44	200	210,982
Consolidated Edison, Inc.,
Sr. Unsec’d. Notes
2.000%	03/15/20	680	679,223
Dominion Resources, Inc.,
Jr. Sub. Notes
3.977%(c)	06/30/66	1,000	920,000
Duke Energy Corp.,
Sr. Unsec’d. Notes
1.800%	09/01/21(a)	821	793,036
3.750%	09/01/46	250	224,442
Duke Energy Florida LLC,
First Mortgage
3.400%	10/01/46	500	448,591
Duke Energy Indiana LLC,
First Mortgage
4.900%	07/15/43	742	832,667
Duke Energy Progress LLC,
First Mortgage
4.375%	03/30/44	100	104,858
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.400%	09/15/20	3,228	3,604,137
Edison International,
Sr. Unsec’d. Notes
2.950%	03/15/23	495	494,391
Emera US Finance LP (Canada),
Gtd. Notes
2.150%	06/15/19	442	441,867

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
2.700%	06/15/21	436	$433,530
4.750%	06/15/46	110	110,996
Eversource Energy,
Sr. Unsec’d. Notes
2.500%	03/15/21	609	604,369
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	1,950	1,968,002
Sr. Unsec’d. Notes
1.550%	06/09/17	300	300,009
2.850%	06/15/20	442	447,795
3.950%	06/15/25	973	1,000,465
4.450%	04/15/46	302	299,211
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.750%	03/15/18	1,853	1,859,765
4.250%	03/15/23	1,500	1,550,031
7.375%	11/15/31	200	260,669
Great Plains Energy, Inc.,
Sr. Unsec’d. Notes
2.500%	03/09/20	681	683,867
3.150%	04/01/22	1,110	1,120,782
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
4.550%	03/15/46	100	105,627
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes
3.450%	07/15/20	973	983,946
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.750%	08/15/42	457	437,147
PG&E Corp.,
Sr. Unsec’d. Notes
2.400%	03/01/19	163	164,159
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.000%	11/15/21	920	891,078
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25	1,000	991,241
5.625%	07/15/22	1,500	1,659,687
Southern Co. (The),
Sr. Unsec’d. Notes
2.350%	07/01/21(a)	1,075	1,055,516
3.250%	07/01/26(a)	1,000	953,989
4.250%	07/01/36	250	242,797
Southern Power Co.,
Sr. Unsec’d. Notes
2.375%	06/01/20	950	949,915
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.200%	05/15/45	500	483,637
4.350%	05/15/44	200	198,261
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.200%	05/15/45	250	254,615
WEC Energy Group, Inc.,
Jr. Sub. Notes
6.250%(c)	05/15/67	4,580	4,236,500

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
2.400%	03/15/21	630	$627,830

			39,626,147

Electronics — 0.0%
Amphenol Corp.,
Sr. Unsec’d. Notes
3.125%	09/15/21	351	358,247
3.200%	04/01/24	482	482,656
Fortive Corp.,
Sr. Unsec’d. Notes, 144A
2.350%	06/15/21	1,057	1,044,054

			1,884,957

Engineering & Construction — 0.0%
SBA Tower Trust,
Mortgage, 144A
3.156%	10/15/45	780	783,978

Entertainment — 0.0%
Jacobs Entertainment, Inc.,
Sec’d. Notes, 144A
7.875%	02/01/24	25	25,719

Foods — 0.1%
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46	900	844,563
5.000%	06/04/42	61	62,099
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
2.000%	10/28/21	1,075	1,034,368
Tyson Foods, Inc.,
Gtd. Notes
2.650%	08/15/19	500	505,503

			2,446,533

Gas — 0.1%
NiSource Finance Corp.,
Gtd. Notes
4.800%	02/15/44	423	444,652
5.250%	02/15/43	250	276,111
5.450%	09/15/20	1,230	1,346,897
Sempra Energy,
Sr. Unsec’d. Notes
2.400%	03/15/20	898	901,252
2.850%	11/15/20	1,040	1,052,010
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.950%	10/01/46	550	499,082

			4,520,004

Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
2.900%	11/30/21	675	677,953
3.750%	11/30/26	1,550	1,548,050
4.900%	11/30/46	400	414,347

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Products (cont’d.)
Becton Dickinson and Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19	378	$383,384
4.685%	12/15/44	402	419,628
Medtronic, Inc.,
Gtd. Notes
2.500%	03/15/20(a)	950	963,692
3.150%	03/15/22	900	926,276
4.375%	03/15/35	350	366,910
4.625%	03/15/45	217	232,995
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.300%	02/15/22	945	963,563
5.300%	02/01/44	32	36,312

			6,933,110

Healthcare-Services — 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.800%	06/15/23	500	495,914
Anthem, Inc.,
Sr. Unsec’d. Notes
2.250%	08/15/19	1,000	1,003,629
4.350%	08/15/20(a)	1,299	1,377,564
4.650%	08/15/44(a)	500	507,542
Children’s Hospital Medical Center,
Sec’d. Notes
4.268%	05/15/44	485	500,218
NYU Hospitals Center,
Sec’d. Notes
4.784%	07/01/44	481	502,485
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
7.500%	01/01/22	60	64,800
Sr. Sec’d. Notes
4.463%(c)	06/15/20	155	155,775
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.125%	03/15/21	630	625,293
2.700%	07/15/20	710	724,272
2.875%	12/15/21	470	479,099
3.350%	07/15/22	554	573,187
3.750%	07/15/25(a)	1,000	1,044,316
4.250%	03/15/43	424	432,140
4.625%	07/15/35	845	921,246
4.750%	07/15/45	1,615	1,769,854

			11,177,334

Home Builders — 0.0%
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	03/15/27	1,000	1,000,000

Insurance — 0.7%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, MTN, 144A
2.250%	03/11/19	454	455,149
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19	204	204,754

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
3.300%	03/01/21	1,966	$2,002,213
4.800%	07/10/45	500	498,714
6.400%	12/15/20	190	215,052
Aon Corp.,
Gtd. Notes
5.000%	09/30/20	1,045	1,130,180
Aon PLC,
Gtd. Notes
3.875%	12/15/25	840	854,493
4.450%	05/24/43	500	469,647
4.750%	05/15/45	1,180	1,178,674
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.200%	03/15/21(a)	420	420,313
4.500%	02/11/43	125	133,932
Chubb INA Holdings, Inc.,
Gtd. Notes
2.300%	11/03/20	997	1,000,581
4.350%	11/03/45	243	256,519
Guardian Life Insurance Co. of America (The),
Sub. Notes, 144A
4.850%	01/24/77	200	195,093
4.875%	06/19/64	150	152,718
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.300%	04/15/43	1,127	1,086,427
5.125%	04/15/22	1,664	1,837,182
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.950%	05/01/22	873	948,510
5.000%	06/01/21	669	726,572
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.750%	01/30/22	1,000	1,005,637
4.050%	10/15/23	767	809,599
4.350%	01/30/47	350	354,468
4.800%	07/15/21	1,609	1,740,907
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
4.500%	04/15/65	1,250	1,212,316
4.900%	04/01/77	250	251,118
MassMutual Global Funding II,
Sr. Sec’d. Notes, 144A
2.450%	11/23/20	780	781,342
MetLife, Inc.,
Sr. Unsec’d. Notes
1.903%	12/15/17	315	316,189
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
1.550%	09/13/19	680	672,312
2.300%	04/10/19	1,660	1,669,706
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	1,000	1,351,877
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39	500	777,209

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43	1,370	$1,476,322
6.000%	02/10/20	203	220,361
Progressive Corp. (The),
Sr. Unsec’d. Notes
4.350%	04/25/44	75	78,601
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	1,422	1,537,804
TIAA Asset Management Finance Co. LLC,
Sr. Unsec’d. Notes, 144A
2.950%	11/01/19	411	417,764
4.125%	11/01/24	595	606,314
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	05/15/46	150	142,143
Unum Group,
Sr. Unsec’d. Notes
3.875%	11/05/25	295	294,396
4.000%	03/15/24	3,660	3,731,132
Voya Financial, Inc.,
Gtd. Notes
3.650%	06/15/26	1,000	985,176
5.700%	07/15/43	350	387,849

			34,587,265

Internet
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	11/29/22	1,022	1,017,888
4.800%	12/05/34	1,000	1,107,313

			2,125,201

Iron/Steel — 0.0%
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.875%	11/10/39	502	536,839

Lodging — 0.0%
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes
4.150%	04/01/24	1,374	1,385,708

Media — 0.5%
21st Century Fox America, Inc.,
Gtd. Notes
3.000%	09/15/22	734	733,384
4.500%	02/15/21	1,655	1,765,448
4.750%	09/15/44	500	504,979
Gtd. Notes, 144A
4.750%	11/15/46	800	801,870
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.579%	07/23/20	440	452,601
4.908%	07/23/25	720	760,801
Comcast Corp.,
Gtd. Notes
1.625%	01/15/22	1,323	1,268,682
3.400%	07/15/46	400	342,253

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
4.500%	01/15/43	1,268	$1,290,043
4.600%	08/15/45	500	516,994
5.150%	03/01/20	1,642	1,788,631
6.950%	08/15/37	626	839,838
Discovery Communications LLC,
Gtd. Notes
4.875%	04/01/43	256	231,898
SFR Group SA (France),
Sr. Sec’d. Notes, 144A
6.000%	05/15/22	200	207,250
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	1,900	1,721,940
5.850%	05/01/17	2,065	2,071,342
5.875%	11/15/40	900	955,404
6.550%	05/01/37	200	229,339
6.750%	07/01/18	1,464	1,548,080
Time Warner, Inc.,
Gtd. Notes
4.875%	03/15/20	2,000	2,145,540
4.900%	06/15/42	511	499,296
6.200%	03/15/40	1,208	1,379,586
Walt Disney Co. (The),
Sr. Unsec’d. Notes, GMTN
4.125%	06/01/44	200	205,957

			22,261,156

Mining — 0.1%
Anglo American Capital PLC (United Kingdom),
Gtd. Notes, 144A
3.625%	05/14/20	440	443,300
4.125%	04/15/21	500	507,500
4.125%	09/27/22	500	505,000
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.000%	09/30/43	750	839,883
Gtd. Notes, 144A
6.250%(c)	10/19/75(a)	281	303,831
6.750%(c)	10/19/75	587	663,897
Freeport-McMoRan, Inc.,
Gtd. Notes
2.300%	11/14/17	760	756,200
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
7.500%	07/27/35	100	121,759

			4,141,370

Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes
4.500%	03/11/44	170	182,886
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
2.875%	01/15/19	1,200	1,219,709
5.750%	06/15/43	150	178,005
Ingersoll-Rand Luxembourg Finance SA,
Gtd. Notes
4.650%	11/01/44	395	409,609

			1,990,209

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas — 0.6%
Anadarko Finance Co.,
Gtd. Notes
7.500%	05/01/31	429	$544,827
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.500%	07/15/44	500	471,647
4.850%	03/15/21(a)	1,021	1,092,218
6.600%	03/15/46	250	302,432
Apache Corp.,
Sr. Unsec’d. Notes
4.250%	01/15/44	1,300	1,219,399
4.750%	04/15/43	250	249,558
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
2.521%	01/15/20	440	445,643
3.561%	11/01/21	1,500	1,561,766
3.814%	02/10/24	1,700	1,762,371
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.450%	11/15/21	1,595	1,619,512
3.800%	04/15/24	517	520,482
3.900%	02/01/25	1,209	1,218,824
5.850%	02/01/35	250	269,390
6.750%	02/01/39	200	233,563
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.200%	09/15/43	1,250	1,234,427
5.700%	10/15/19	777	839,159
ConocoPhillips Co.,
Gtd. Notes
2.200%	05/15/20	478	479,485
4.200%	03/15/21	674	718,681
5.950%	03/15/46(a)	200	249,961
6.500%	02/01/39	115	146,468
Encana Corp. (Canada),
Sr. Unsec’d. Notes
7.200%	11/01/31	200	238,323
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.222%	03/01/21(a)	840	841,625
4.114%	03/01/46	250	257,010
Hess Corp.,
Sr. Unsec’d. Notes
5.800%	04/01/47	200	206,693
7.300%	08/15/31	200	235,639
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44(a)	1,050	1,073,714
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.400%	04/15/46	150	152,121
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	06/27/44	1,012	893,141
6.000%	03/05/20	1,000	1,073,000
6.375%	01/23/45	1,103	1,075,668
Gtd. Notes, MTN
4.625%	09/21/23	820	824,715
6.750%	09/21/47	2,016	2,045,030

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
6.875%	08/04/26	585	$649,350
Phillips 66,
Gtd. Notes
2.950%	05/01/17	1,974	1,976,229
4.650%	11/15/34	135	136,688
4.875%	11/15/44	241	242,024
Shell International Finance BV (Netherlands),
Gtd. Notes
2.125%	05/11/20	1,190	1,190,024
3.250%	05/11/25	1,000	1,009,706
4.125%	05/11/35	1,233	1,242,391
4.375%	05/11/45	349	353,922
Southwestern Energy Co.,
Sr. Unsec’d. Notes
6.700%	01/23/25(a)	613	603,805
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.500%	06/15/38	250	314,343

			31,814,974

Oil & Gas Services — 0.1%
Halliburton Co.,
Sr. Unsec’d. Notes
5.000%	11/15/45	666	701,694
Petrofac Ltd. (United Kingdom),
Gtd. Notes, 144A
3.400%	10/10/18	1,392	1,405,202
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.350%	12/21/18	1,791	1,802,860

			3,909,756

Packaging & Containers — 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Sr. Sec’d. Notes, 144A
4.250%	09/15/22	200	202,000
4.289%(c)	05/15/21	200	204,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA (New Zealand),
Sr. Sec’d. Notes, 144A
4.523%(c)	07/15/21	125	127,891

			534,641

Pharmaceuticals — 0.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.500%	05/14/20	964	970,573
3.200%	11/06/22	1,383	1,398,560
Actavis Funding SCS,
Gtd. Notes
2.350%	03/12/18	725	728,161
2.450%	06/15/19	750	754,371
3.000%	03/12/20	479	487,176
3.800%	03/15/25	103	103,940
4.550%	03/15/35	1,481	1,485,026
4.750%	03/15/45	164	164,702
4.850%	06/15/44	250	253,414

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
1.950%	06/15/18	129	$129,395
Express Scripts Holding Co.,
Gtd. Notes
2.250%	06/15/19	720	720,431
6.125%	11/15/41	31	35,298
Forest Laboratories LLC,
Gtd. Notes, 144A
4.375%	02/01/19	430	445,208
McKesson Corp.,
Sr. Unsec’d. Notes
2.284%	03/15/19	470	473,386
Mylan NV,
Gtd. Notes
2.500%	06/07/19	675	678,086
3.950%	06/15/26	1,600	1,566,118
5.250%	06/15/46	500	512,024
Perrigo Finance Unlimited Co.,
Gtd. Notes
3.500%	03/15/21	1,385	1,412,028
3.500%	12/15/21	293	297,642
4.375%	03/15/26	880	895,071
4.900%	12/15/44	231	224,895
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
1.900%	09/23/19	1,000	992,793
2.400%	09/23/21	2,146	2,098,603
2.875%	09/23/23	575	557,936
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
1.400%	07/20/18	700	695,882
2.200%	07/21/21	331	319,435
2.800%	07/21/23	1,176	1,116,975
3.150%	10/01/26(a)	1,332	1,227,457
4.100%	10/01/46(a)	431	371,261
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.450%	11/13/20	413	423,011

			21,538,858

Pipelines — 0.6%
Columbia Pipeline Group, Inc.,
Gtd. Notes
3.300%	06/01/20	661	673,594
DCP Midstream Operating LP,
Gtd. Notes
2.700%	04/01/19	792	784,079
Gtd. Notes, 144A
4.750%	09/30/21	216	219,671
5.350%	03/15/20	1,435	1,485,225
5.850%(c)	05/21/43(a)	2,994	2,732,025
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
1.514%(c)	06/02/17	1,000	1,000,376
3.500%	06/10/24	600	589,025
4.250%	12/01/26	167	170,478
4.500%	06/10/44	250	231,249
5.500%	12/01/46	250	265,798

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
2.700%	04/01/19	700	$701,609
Enterprise Products Operating LLC,
Gtd. Notes
2.550%	10/15/19	308	310,600
2.850%	04/15/21	640	642,776
4.900%	05/15/46	500	511,785
5.100%	02/15/45	904	944,197
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25(a)	1,000	1,035,237
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.950%	09/01/22	344	351,443
5.000%	10/01/21	928	994,796
5.950%	02/15/18	607	627,704
6.500%	09/01/39	200	221,777
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19	835	849,060
5.050%	02/15/46	800	776,575
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	09/15/46	240	224,803
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	220	218,020
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
2.600%	12/15/19	430	429,749
5.150%	06/01/42	392	371,984
Southeast Supply Header LLC,
Sr. Unsec’d. Notes, 144A
4.250%	06/15/24	960	965,964
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
3.375%	10/15/26(a)	1,012	963,341
4.500%	03/15/45	321	299,889
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
3.125%	01/15/19	788	803,456
4.625%	03/01/34	1,050	1,099,520
Western Gas Partners LP,
Sr. Unsec’d. Notes
2.600%	08/15/18	700	703,947
4.000%	07/01/22	1,214	1,246,699
5.375%	06/01/21	321	344,966
5.450%	04/01/44	200	205,452
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23	438	430,335
4.550%	06/24/24	860	866,450
5.750%	06/24/44	1,000	1,005,000
Williams Partners LP,
Sr. Unsec’d. Notes
3.350%	08/15/22	1,786	1,782,978
4.300%	03/04/24	710	730,564
5.100%	09/15/45	250	247,905

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)

			$29,060,101

Real Estate — 0.0%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.350%	10/01/20	780	792,586
Post Apartment Homes LP,
Sr. Unsec’d. Notes
3.375%	12/01/22	1,000	997,923

			1,790,509

Real Estate Investment Trusts (REITs) — 0.7%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	01/15/20	315	315,975
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, GMTN
3.625%	10/01/20	1,370	1,420,302
Boston Properties LP,
Sr. Unsec’d. Notes
3.850%	02/01/23	1,190	1,233,336
Brandywine Operating Partnership LP,
Gtd. Notes
3.950%	02/15/23	1,185	1,188,579
4.550%	10/01/29	450	449,287
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.250%	09/15/23	1,020	996,371
3.850%	02/01/25	710	700,712
3.875%	08/15/22	437	447,454
4.125%	06/15/26	608	611,833
Camden Property Trust,
Sr. Unsec’d. Notes
4.250%	01/15/24	929	967,885
Corporate Office Properties LP,
Gtd. Notes
3.600%	05/15/23	1,533	1,490,065
3.700%	06/15/21	920	937,564
DDR Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/21	1,500	1,516,707
3.625%	02/01/25	689	662,824
4.250%	02/01/26	450	447,233
4.625%	07/15/22	175	183,603
7.500%	04/01/17	750	750,000
Digital Realty Trust LP,
Gtd. Notes
3.400%	10/01/20	780	799,968
3.950%	07/01/22(a)	715	744,649
Duke Realty LP,
Gtd. Notes
3.875%	02/15/21	940	975,835
ERP Operating LP,
Sr. Unsec’d. Notes
2.375%	07/01/19	710	714,606
4.500%	07/01/44	210	214,369
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
3.625%	08/01/46	100	87,607

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
4.500%	12/01/44	250	$254,820
HCP, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/24	750	754,186
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.200%	05/01/21	710	717,961
Lexington Realty Trust,
Gtd. Notes
4.400%	06/15/24	513	507,257
Liberty Property LP,
Sr. Unsec’d. Notes
4.400%	02/15/24	940	990,173
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
4.500%	04/18/22	1,500	1,520,637
Omega Healthcare Investors, Inc.,
Gtd. Notes
4.375%	08/01/23	434	439,845
4.500%	01/15/25	490	489,013
4.500%	04/01/27	1,150	1,127,921
4.750%	01/15/28	500	493,551
4.950%	04/01/24	481	495,098
5.250%	01/15/26	1,085	1,132,766
Regency Centers LP,
Gtd. Notes
3.750%	06/15/24	710	722,633
Select Income REIT,
Sr. Unsec’d. Notes
2.850%	02/01/18	708	712,508
Simon Property Group LP,
Sr. Unsec’d. Notes
2.350%	01/30/22	585	575,228
4.750%	03/15/42	393	411,757
Tanger Properties LP,
Sr. Unsec’d. Notes
3.750%	12/01/24	790	782,472
UDR, Inc.,
Gtd. Notes
3.700%	10/01/20	1,000	1,030,845
Ventas Realty LP,
Gtd. Notes
1.250%	04/17/17	713	712,996
3.750%	05/01/24	600	602,667
4.125%	01/15/26	84	85,252
4.375%	02/01/45	251	235,153
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
3.250%	08/15/22	990	996,164
Welltower, Inc.,
Sr. Unsec’d. Notes
4.700%	09/15/17	650	658,534

			34,306,201

Retail — 0.3%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.700%	04/15/22	2,066	2,142,456

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes
1.900%	07/20/18	960	$961,899
2.125%	06/01/21	675	662,093
2.800%	07/20/20(a)	393	399,586
3.500%	07/20/22	800	823,373
4.875%	07/20/35	1,500	1,615,001
5.125%	07/20/45	408	450,145
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.400%	03/15/45	150	159,058
5.875%	12/16/36	336	425,085
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	01/15/22	681	680,399
2.750%	12/09/20	639	647,589
3.700%	01/30/26	522	533,901
4.700%	12/09/35	365	382,466
4.875%	12/09/45	823	875,345
6.300%	03/01/38	788	985,288
Nordstrom, Inc.,
Sr. Unsec’d. Notes
4.000%	03/15/27(a)	981	977,638
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
2.750%	06/15/21	721	733,514

			13,454,836

Semiconductors — 0.0%
Applied Materials, Inc.,
Sr. Unsec’d. Notes
4.350%	04/01/47	400	404,950
Intel Corp.,
Sr. Unsec’d. Notes
4.250%	12/15/42	437	445,417
NVIDIA Corp.,
Sr. Unsec’d. Notes
2.200%	09/16/21	920	901,101

			1,751,468

Software — 0.1%
Microsoft Corp.,
Sr. Unsec’d. Notes
3.450%	08/08/36	250	236,844
3.700%	08/08/46	300	281,613
4.200%	11/03/35	300	314,525
4.450%	11/03/45	235	248,019
4.750%	11/03/55	117	125,422
4.875%	12/15/43	385	431,182
Oracle Corp.,
Sr. Unsec’d. Notes
3.250%	05/15/30	200	197,359
4.000%	07/15/46	100	95,402
5.375%	07/15/40	215	249,539

			2,179,905

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications — 0.4%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.300%	03/11/19	1,310	$1,316,368
2.450%	06/30/20	960	959,931
2.800%	02/17/21	420	421,248
3.000%	06/30/22	720	716,252
3.400%	05/15/25	1,000	965,926
4.125%	02/17/26	1,250	1,267,624
4.500%	05/15/35	905	854,344
4.750%	05/15/46	1,000	933,087
5.550%	08/15/41	2,108	2,227,294
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
2.350%	02/14/19	1,420	1,427,830
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
1.850%	09/20/21	700	686,489
5.500%	01/15/40	370	451,454
FairPoint Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/15/19	65	66,976
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.100%	10/01/23	914	961,848
Telefonica Emisiones SAU (Spain),
Gtd. Notes
5.213%	03/08/47	200	202,453
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.750%	08/15/21	1,140	1,091,353
4.500%	09/15/20	2,171	2,310,775
4.862%	08/21/46	2,138	2,055,471
5.012%	08/21/54	921	873,732

			19,790,455

Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45	400	399,473
CSX Corp.,
Sr. Unsec’d. Notes
3.950%	05/01/50	100	91,325
4.100%	03/15/44	447	429,008
FedEx Corp.,
Gtd. Notes
4.400%	01/15/47	300	291,667

			1,211,473

TOTAL CORPORATE BONDS (cost $514,037,422)			517,679,910

FOREIGN GOVERNMENT BONDS — 0.2%
Banco Nacional de Desenvolvimento Economico e Social (Brazil),
Sr. Unsec’d. Notes, 144A
4.000%	04/14/19	1,200	1,222,596
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.875%	04/25/27	1,036	1,031,856
5.000%	06/15/45	700	702,099

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
1.500%	07/21/21	920	$882,985
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.350%	01/15/47	1,150	1,058,000
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	884	859,690
5.550%	01/21/45	250	270,000
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50	211	251,354
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.400%	02/08/22	1,560	1,565,878
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.375%	01/31/22	904	908,929
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50	200	192,250

TOTAL FOREIGN GOVERNMENT BONDS (cost $9,079,511)			8,945,637

MUNICIPAL BONDS — 0.2%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds
6.263%	04/01/49	500	682,745
State of California,
General Obligation Unlimited
7.550%	04/01/39	1,530	2,241,343

			2,924,088

Illinois — 0.0%
State of Illinois,
General Obligation Unlimited
5.877%	03/01/19	1,370	1,440,747

New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds
6.668%	11/15/39	1,095	1,453,930
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
5.508%	08/01/37	200	242,255
New York City Water & Sewer System,
Revenue Bonds
6.011%	06/15/42	350	457,163
Revenue Bonds, BABs
5.882%	06/15/44	845	1,090,261
Port Authority of New York & New Jersey,
Revenue Bonds
5.647%	11/01/40	200	246,830

			3,490,439

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds
8.084%	02/15/50	1,045	$1,602,477

TOTAL MUNICIPAL BONDS (cost $9,326,173)			9,457,751

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.0%
Banc of America Funding Corp.,
Series 2015-R3, Class 10A1, 144A(g)
0.918%(c)	06/27/36	1,948	1,892,468
Banc of America Funding Trust,
Series 2010-R3, Class 1A1, 144A
3.297%(c)	12/26/35	309	312,505
BCAP LLC Trust,
Series 2010-RR11, Class 6A1, 144A
3.218%(c)	03/27/36	1,731	1,730,775
Series 2012-RR5, Class 8A5, 144A
0.981%(c)	07/26/36	270	260,064
Series 2012-RR10, Class 5A5, 144A
1.043%(c)	04/26/36	77	76,505
Citigroup Mortgage Loan Trust,
Series 2014-8, Class 2A1, 144A
3.450%(c)	06/27/37	2,034	2,022,821
Credit Suisse Mortgage Capital Certificates,
Series 2011-2R, Class 2A1, 144A
3.103%(c)	07/27/36	568	565,280
CSMC Trust,
Series 2010-15R, Class 7A3, 144A
1.635%(c)	10/26/37	419	416,931
Series 2014-3R, Class 2A1, 144A
1.478%(c)	05/27/37	805	755,748
Series 2015-1R, Class 6A1, 144A
1.058%(c)	05/27/37	1,546	1,465,569
Fannie Mae REMICS,
Series 2005-47, Class SW, IO
5.738%(c)	06/25/35	2,884	548,528
Series 2006-116, Class SG, IO
5.658%(c)	12/25/36	2,373	428,916
Series 2007-40, Class SE, IO
5.458%(c)	05/25/37	1,362	228,009
Series 2010-95, Class ZC
5.000%	09/25/40	984	1,005,650
Series 2010-150, Class ZC
4.750%	01/25/41	459	503,433
Series 2011-4, Class PZ
5.000%	02/25/41	202	210,728
Series 2011-110, Class SA, IO
5.628%(c)	04/25/41	341	52,280
Series 2011-112, Class SA, IO
5.568%(c)	11/25/41	318	53,787
Series 2011-123, Class SD, IO
5.618%(c)	08/25/39	295	46,147
Series 2012-9, Class SH, IO
5.568%(c)	06/25/41	268	41,771
Series 2012-14, Class JS, IO
5.668%(c)	12/25/30	187	33,985
Series 2012-47, Class SD, IO

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
5.468%(c)	05/25/42	673	$127,398
Series 2012-67, Class AI, IO
4.500%	07/25/27	993	123,898
Series 2012-100, Class WI, IO
3.000%	09/25/27	503	50,346
Series 2013-51, Class GI, IO
3.000%	10/25/32	425	44,374
Series 2013-133, Class IB, IO
3.000%	04/25/32	345	36,323
Series 2014-68, Class ID, IO
3.500%	03/25/34	250	32,312
Series 2015-28, Class JE
3.000%	05/25/45	1,422	1,439,175
Series 2015-28, Class P
2.500%	05/25/45	2,098	2,091,936
Series 2015-42, Class IL, IO
6.000%	06/25/45	769	171,605
Series 2015-42, Class LS, IO
5.218%(c)	06/25/45	679	114,062
Series 2015-70, Class JC
3.000%	10/25/45	1,152	1,170,911
Series 2016-19, Class AH
3.000%	04/25/46	1,616	1,632,526
Series 2016-78, Class CS, IO
5.118%(c)	05/25/39	1,522	253,431
Freddie Mac REMICS,
Series 2933, Class ZM
5.750%	02/15/35	268	290,311
Series 2935, Class ZK
5.500%	02/15/35	641	702,415
Series 2996, Class ZD
5.500%	06/15/35	212	228,670
Series 3115, Class SM, IO
5.688%(c)	02/15/36	1,996	376,474
Series 3237, Class C
5.500%	11/15/36	311	343,898
Series 3871, Class KB
5.500%	06/15/41	353	390,887
Series 3955, Class YI, IO
3.000%	11/15/21	369	17,976
Series 4055, Class BI, IO
3.500%	05/15/31	314	37,406
Series 4149, Class IO, IO
3.000%	01/15/33	185	25,728
Series 4314, Class AI, IO
5.000%	03/15/34	129	15,074
Series 4386, Class AZ
4.500%	11/15/40	1,117	1,234,908
Series 4427, Class LI, IO
3.500%	02/15/34	541	70,877
Series 4471, Class PA
4.000%	12/15/40	1,558	1,644,606
Series 4476, Class IA, IO
3.500%	01/15/32	579	57,518
Government National Mortgage Assoc.,
Series 2011-94, Class SA, IO
5.122%(c)	07/20/41	151	24,656
Series 2011-H05, Class FB

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
1.280%(c)	12/20/60	1,296	$1,290,976
Series 2013-124, Class ES
7.362%(c)	04/20/39	526	553,918
Series 2013-124, Class ST
7.496%(c)	08/20/39	1,090	1,180,457
Series 2015-H13, Class FL
1.060%(c)	05/20/63	1,039	1,038,137
Series 2015-H13, Class HA
2.500%	08/20/64	4,525	4,566,838
Series 2015-H17, Class HA
2.500%	05/20/65	3,225	3,255,086
Series 2016-H20, Class FM
1.180%(c)	12/20/62	1,320	1,320,495
Government National Mortgage Association,
Series 2012-H21, Class DF
1.430%(c)	05/20/61	408	408,459
Series 2017-H06, Class FA
1.160%(c)	08/20/66	2,216	2,216,411
JP Morgan Resecuritization Trust,
Series 2012-2, Class 6A1, 144A(g)
0.983%(c)	06/21/36	602	594,419
JPMorgan Chase & Co.,
Series 2017-30, Class AI, IO
5.500%	02/01/35	313	68,223
Morgan Stanley Re-REMIC Trust,
Series 2010-R6, Class 1A, 144A
3.115%(c)	02/26/37	1,009	1,009,954
Mortgage Repurchase Agreement Financing Trust,
Series 2016-5, Class A, 144A(g)
2.028%(c)	06/10/19	3,720	3,725,806
Nomura Resecuritization Trust,
Series 2011-3RA, Class 2A1, 144A
3.277%(c)	03/26/37	297	296,738
RBSSP Resecuritization Trust,
Series 2010-2, Class 11A1, 144A
3.155%(c)	07/26/45	805	807,723
Thornburg Mortgage Securities Trust,
Series 2003-4, Class A1
1.622%(c)	09/25/43	1,237	1,188,746
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-S8, Class 2A2
5.250%	01/25/18	388	389,040
Wells Fargo Mortgage Loan Trust,
Series 2011-RR4, Class 1A1, 144A
3.210%(c)	06/27/36	154	153,891
Series 2011-RR4, Class 2A1, 144A
3.113%(c)	06/27/36	185	184,298
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR10, Class 2A15
3.070%(c)	06/25/35	1,628	1,659,876

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $51,622,759)			51,311,092

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.3%
Federal Home Loan Mortgage Corp., Notes
0.875%	07/19/19	7,800	7,705,222

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
1.250%	10/02/19	919	$913,875
2.500%	07/01/31	604	605,193
3.000%	TBA(t)	4,600	4,557,594
3.000%	01/01/43	18	18,257
3.000%	10/01/43	8,116	8,085,100
3.000%	06/01/45	1,638	1,627,759
3.000%	04/01/46	155	153,766
3.000%	04/01/46	146	144,551
3.000%	05/01/46	2,127	2,111,856
3.000%	05/01/46	331	328,367
3.000%	06/01/46	2,124	2,109,511
3.129%(c)	10/01/42	501	519,891
3.275%(c)	07/01/41	1,131	1,184,721
3.393%(c)	12/01/40	729	766,072
3.500%	TBA(t)	8,100	8,283,515
3.500%	03/01/32	3,087	3,221,280
3.500%	02/01/34	2,128	2,218,409
3.500%	04/01/43	3,081	3,164,498
3.500%	06/01/45	3,314	3,397,350
3.500%	06/01/45	530	543,209
3.500%	10/01/45	724	742,873
3.500%	12/01/45	653	669,761
3.500%	04/01/46	3,197	3,280,573
3.500%	04/01/46	1,470	1,506,088
3.500%	05/01/46	3,121	3,206,087
3.500%	05/01/46	653	670,441
4.000%	02/01/42	1,210	1,274,452
4.000%	07/01/42	2,564	2,699,762
4.000%	11/01/42	1,564	1,647,757
4.000%	09/01/43	894	941,578
4.000%	10/01/43	119	125,484
4.000%	11/01/43	8,809	9,287,505
4.000%	06/01/45	2,107	2,220,170
4.000%	12/01/45	1,398	1,471,109
4.000%	04/01/46	790	829,685
4.500%	03/01/41	110	117,822
4.500%	04/01/41	183	197,342
4.500%	01/01/42	152	163,245
Federal National Mortgage Assoc., Notes
1.500%	11/30/20	753	746,743
1.875%	09/18/18	2,663	2,688,924
2.125%	04/24/26	150	143,338
2.500%	TBA(t)	3,400	3,401,594
2.500%	TBA(t)	280	280,131
2.500%	12/01/27	40	40,110
2.500%	06/01/31	460	460,628
2.500%	06/01/31	91	91,501
2.500%	07/01/31	936	936,572
2.500%	08/01/31	469	469,339
2.500%	01/01/33	911	888,733
2.500%	01/01/33	911	888,708
2.500%	01/01/33	774	755,707
2.500%	01/01/33	605	591,001
2.698%(c)	02/01/42	392	407,166
2.769%(c)	01/01/42	599	623,139
3.000%	TBA(t)	9,600	9,516,000
3.000%	TBA(t)	2,700	2,768,384
3.000%	09/01/42	1,123	1,119,102

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	10/01/42	1,661	$1,655,577
3.000%	10/01/42	915	911,833
3.000%	11/01/42	1,691	1,686,087
3.000%	12/01/42	629	626,952
3.000%	01/01/43	2,591	2,582,589
3.000%	07/01/43	342	340,504
3.000%	07/01/46	3,459	3,437,812
3.000%	08/01/46	2,100	2,085,340
3.000%	09/01/46	3,514	3,489,837
3.000%	09/01/46	1,800	1,787,727
3.000%	TBA(t)	19,250	19,081,563
3.468%(c)	12/01/40	759	804,087
3.500%	TBA(t)	9,400	9,615,172
3.500%	TBA(t)	200	208,111
3.500%	01/01/29	316	329,090
3.500%	10/01/30	404	421,982
3.500%	10/01/30	306	318,696
3.500%	11/01/30	1,076	1,126,511
3.500%	02/01/31	575	599,511
3.500%	01/01/41	59	60,781
3.500%	11/01/41	16	16,752
3.500%	04/01/42	285	292,637
3.500%	04/01/42	45	45,952
3.500%	04/01/42	16	16,450
3.500%	05/01/42	17	17,757
3.500%	05/01/42	16	16,449
3.500%	06/01/42	1,940	1,993,810
3.500%	06/01/42	97	99,663
3.500%	07/01/42	106	109,323
3.500%	07/01/42	25	26,193
3.500%	07/01/42	25	25,205
3.500%	08/01/42	76	78,569
3.500%	08/01/42	15	14,950
3.500%	09/01/42	282	290,059
3.500%	09/01/42	237	243,570
3.500%	09/01/42	217	222,823
3.500%	10/01/42	188	193,483
3.500%	10/01/42	106	108,643
3.500%	10/01/42	17	17,962
3.500%	10/01/42	15	15,899
3.500%	11/01/42	370	379,821
3.500%	11/01/42	45	46,477
3.500%	11/01/42	14	14,235
3.500%	01/01/43	16	16,780
3.500%	04/01/43	79	81,384
3.500%	05/01/43	2,015	2,070,346
3.500%	08/01/43	10,148	10,428,573
3.500%	08/01/43	73	74,485
3.500%	08/01/43	39	40,538
3.500%	08/01/43	31	31,876
3.500%	05/01/44	46	47,280
3.500%	08/01/44	116	119,406
3.500%	07/01/45	608	624,517
3.500%	07/01/45	187	192,335
3.500%	12/01/45	2,403	2,466,951
3.500%	12/01/45	441	452,553
3.500%	12/01/45	359	368,271
3.500%	12/01/45	316	324,848

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	02/01/46	343	$351,657
3.500%	02/01/46	268	275,043
3.500%	03/01/46	529	543,396
3.500%	04/01/46	1,584	1,623,673
3.500%	05/01/46	2,959	3,037,656
3.500%	06/01/46	3,617	3,707,973
3.500%	07/01/46	1,706	1,748,782
3.500%	08/01/46	1,033	1,059,613
3.500%	08/01/46	567	581,795
3.500%	08/01/46	128	130,778
3.500%	09/01/46	1,049	1,077,362
3.500%	09/01/46	288	294,557
3.500%	10/01/46	276	282,693
3.500%	10/01/46	190	195,554
3.500%	11/01/46	652	669,758
3.500%	11/01/46	187	191,507
3.500%	01/01/47	2,443	2,504,528
3.500%	TBA(t)	2,250	2,301,504
4.000%	TBA(t)	5,600	5,873,875
4.000%	11/01/31	153	161,905
4.000%	05/01/37	2,640	2,791,652
4.000%	09/01/40	35	36,586
4.000%	09/01/40	17	17,817
4.000%	10/01/40	21	22,519
4.000%	10/01/40	20	20,868
4.000%	11/01/40	532	560,654
4.000%	11/01/40	26	27,795
4.000%	09/01/41	833	877,492
4.000%	01/01/42	117	123,596
4.000%	04/01/42	395	415,463
4.000%	04/01/42	92	96,541
4.000%	04/01/42	62	65,347
4.000%	06/01/42	506	532,888
4.000%	09/01/42	732	770,974
4.000%	10/01/42	632	668,373
4.000%	09/01/44	77	80,983
4.000%	02/01/45	132	138,667
4.000%	04/01/45	173	182,642
4.000%	05/01/45	1,251	1,317,239
4.000%	05/01/45	1,188	1,251,395
4.000%	05/01/45	563	593,192
4.000%	05/01/45	112	117,910
4.000%	06/01/45	169	177,485
4.000%	07/01/45	167	175,558
4.000%	10/01/45	7,627	8,039,554
4.000%	12/01/45	629	663,586
4.000%	01/01/46	1,327	1,399,322
4.000%	03/01/46	2,175	2,293,206
4.000%	03/01/46	173	182,007
4.000%	04/01/46	101	106,330
4.000%	06/01/46	109	114,767
4.000%	09/01/46	140	147,935
4.000%	09/01/46	58	61,107
4.500%	TBA(t)	1,200	1,286,623
4.500%	07/01/25	1,449	1,522,240
4.500%	07/01/39	10	11,003
4.500%	11/01/39	101	108,424
4.500%	12/01/39	1,717	1,846,912

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.500%	11/01/40	163	$175,721
4.500%	12/01/40	100	107,683
4.500%	12/01/40	17	17,964
4.500%	03/01/41	39	41,938
4.500%	04/01/41	76	82,220
4.500%	05/01/41	92	98,997
4.500%	05/01/41	40	42,757
4.500%	07/01/41	59	62,985
4.500%	08/01/41	315	338,302
4.500%	08/01/41	13	13,518
4.500%	09/01/41	30	32,378
4.500%	10/01/41	84	90,573
4.500%	01/01/42	241	259,834
4.500%	02/01/42	35	37,617
4.500%	03/01/42	62	66,499
4.500%	05/01/42	546	586,676
4.500%	06/01/42	83	88,483
4.500%	07/01/42	52	56,576
4.500%	09/01/42	1,198	1,291,100
4.500%	10/01/42	379	407,229
4.500%	10/01/42	366	393,993
4.500%	10/01/42	142	152,652
4.500%	08/01/44	172	184,921
4.500%	10/01/44	312	336,289
4.500%	06/01/46	164	177,019
4.500%	10/01/46	95	102,685
4.500%	11/01/46	91	98,645
4.500%	12/01/46	133	143,125
4.500%	01/01/47	119	128,906
4.500%	01/01/47	95	102,444
4.500%	02/01/47	105	112,675
5.000%	TBA(t)	300	327,800
5.000%	11/01/33	4,026	4,471,305
5.000%	02/01/35	3,551	3,944,852
5.000%	07/01/35	2,560	2,801,384
5.000%	10/01/35	174	190,825
5.000%	06/01/39	10,939	11,981,164
5.000%	03/01/44	307	335,570
5.000%	11/01/44	1,289	1,412,149
5.249%	08/01/41	238	261,730
5.500%	11/01/29	106	117,736
5.500%	04/01/34	1,128	1,262,262
5.500%	08/01/35	1,006	1,127,186
5.500%	04/01/39	920	1,041,596
5.625%	07/15/37	179	240,558
6.000%	07/01/39	422	474,659
6.371%	02/01/39	414	449,142
6.500%	10/01/37	1,199	1,350,039
6.500%	08/01/39	1,986	2,306,999
7.250%	05/15/30	478	700,826
Federal National Mortgage Association, Notes
2.000%	01/05/22	9,711	9,707,378
Ginnie Mae II Pool
3.000%	08/20/45	541	546,184
3.000%	05/20/46	783	790,375
3.000%	01/20/47	1,376	1,390,110
Government National Mortgage Assoc.
3.000%	TBA(t)	500	504,375

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	06/20/42	548	$555,387
3.000%	01/20/43	672	680,303
3.000%	04/20/46	200	201,990
3.000%	06/20/46	555	560,518
3.000%	07/20/46	197	199,381
3.000%	08/20/46	337	340,120
3.000%	08/20/46	166	167,652
3.000%	08/20/46	89	89,774
3.000%	09/20/46	1,578	1,594,830
3.000%	09/20/46	772	779,423
3.000%	09/20/46	601	608,250
3.000%	10/20/46	1,789	1,807,239
3.000%	12/20/46	9,270	9,362,637
3.500%	TBA(t)	5,300	5,495,438
3.500%	11/20/41	1,668	1,734,981
3.500%	12/20/41	2,037	2,120,403
3.500%	10/20/42	246	255,707
3.500%	01/20/43	3,458	3,600,889
3.500%	02/20/43	2,974	3,096,641
3.500%	05/20/43	1,424	1,483,110
3.500%	02/20/46	52	54,577
3.500%	04/20/46	98	101,806
3.500%	04/20/46	96	99,874
3.500%	04/20/46	49	51,329
3.500%	05/20/46	759	789,580
3.500%	05/20/46	508	528,100
3.500%	05/20/46	487	506,637
3.500%	05/20/46	469	487,256
3.500%	05/20/46	359	373,019
3.500%	05/20/46	210	218,514
3.500%	05/20/46	173	180,394
3.500%	05/20/46	150	155,776
3.500%	05/20/46	141	146,996
3.500%	05/20/46	138	143,373
3.500%	05/20/46	117	121,376
3.500%	05/20/46	116	120,695
3.500%	05/20/46	97	100,987
3.500%	05/20/46	96	100,297
3.500%	05/20/46	93	96,328
3.500%	05/20/46	85	88,522
3.500%	05/20/46	76	78,740
3.500%	05/20/46	62	64,585
3.500%	05/20/46	60	62,285
3.500%	05/20/46	48	49,465
3.500%	05/20/46	47	49,101
3.500%	05/20/46	47	48,940
3.500%	05/20/46	38	39,556
3.500%	05/20/46	31	32,019
3.500%	06/20/46	1,841	1,914,200
3.500%	06/20/46	635	659,519
3.500%	06/20/46	625	650,177
3.500%	06/20/46	399	414,735
3.500%	06/20/46	154	160,753
3.500%	06/20/46	144	149,443
3.500%	06/20/46	97	100,532
3.500%	06/20/46	78	80,948
3.500%	06/20/46	49	51,281
3.500%	06/20/46	49	51,241

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	06/20/46		38	$39,794
3.500%	06/20/46		32	33,674
3.500%	TBA	(t)	2,700	2,799,562
4.000%	TBA	(t)	1,800	1,901,109
4.000%	10/20/40		203	216,165
4.000%	11/20/40		2,347	2,512,446
4.000%	01/20/41		2,113	2,251,819
4.000%	02/20/41		40	42,329
4.000%	03/20/41		828	881,224
4.000%	10/20/41		643	683,541
4.000%	10/20/45		2,574	2,722,355
4.000%	TBA	(t)	3,400	3,590,984
4.500%	08/15/39		235	251,956
4.500%	09/15/39		1,017	1,086,373
4.500%	10/15/39		75	80,428
4.500%	10/15/39		46	48,794
4.500%	11/15/39		70	74,830
4.500%	11/15/39		39	42,184
4.500%	02/15/40		122	130,504
4.500%	03/15/40		142	151,929
4.500%	06/15/40	(hh)(k)	1,012	1,082,619
4.500%	06/15/40		109	117,251
4.500%	07/15/40		10	10,964
4.500%	10/15/40		13	13,492
4.500%	04/20/41		1,503	1,622,537
4.500%	08/20/41		2,286	2,468,214
5.000%	11/15/33		11	11,700
5.000%	05/15/34		281	308,356
5.000%	06/15/40	(k)	169	185,786
6.000%	05/15/40		927	1,049,872
Tennessee Valley Authority, Sr. Unsec’d. Notes
4.250%	09/15/65		420	440,711

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $363,512,312)				362,065,137

U.S. TREASURY OBLIGATIONS — 9.0%
U.S. Treasury Bonds
2.500%	02/15/45		2,458	2,208,648
2.500%	02/15/46		18,978	17,009,032
2.875%	11/15/46	(a)	10,400	10,090,839
3.000%	11/15/45		10,421	10,356,682
3.000%	02/15/47		11,427	11,386,378
3.125%	08/15/44		1,013	1,032,706
3.625%	02/15/44		2,328	2,593,902
3.750%	08/15/41		1,642	1,861,938
3.750%	11/15/43		1,771	2,015,205
3.875%	08/15/40		97	112,141
4.375%	02/15/38		1,556	1,941,901
4.500%	02/15/36		17,724	22,477,630
4.625%	02/15/40		3,000	3,853,476
4.750%	02/15/41		369	483,087
5.000%	05/15/37		7,517	10,109,779
5.250%	02/15/29		25	32,052
6.125%	11/15/27		651	875,875
U.S. Treasury Inflation Indexed Bonds, TIPS
1.000%	02/15/46		300	312,079
U.S. Treasury Notes
0.625%	06/30/18		167	165,857

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
0.750%	09/30/18		3,133	$3,113,052
0.750%	07/15/19	(a)	25,570	25,233,397
0.875%	03/31/18		11,606	11,582,428
0.875%	05/31/18		713	711,210
0.875%	06/15/19		1,360	1,346,824
0.875%	09/15/19		2,377	2,347,936
1.000%	09/15/18		1,825	1,820,366
1.000%	10/15/19		1,562	1,546,379
1.000%	11/15/19		4,467	4,417,792
1.125%	01/31/19		3,626	3,618,777
1.125%	08/31/21		3,588	3,476,015
1.250%	03/31/19		14,772	14,769,119
1.375%	07/31/18		3,093	3,101,440
1.375%	01/15/20		3,887	3,877,889
1.375%	02/15/20	(a)	271	270,143
1.375%	03/31/20		17,366	17,290,701
1.375%	04/30/20		186	185,019
1.500%	12/31/18		4,257	4,276,957
1.500%	02/28/23		3,045	2,943,659
1.625%	12/31/19		4,585	4,606,132
1.625%	03/15/20		24,611	24,699,452
1.625%	05/15/26		2,032	1,906,407
1.750%	11/30/21		4,136	4,108,623
1.750%	02/28/22		9,733	9,647,077
1.750%	04/30/22		539	533,484
1.750%	05/15/22		1,261	1,247,206
1.875%	03/31/22		11,062	11,033,482
2.000%	11/30/20		4,446	4,491,500
2.000%	12/31/21		18,431	18,501,554
2.000%	11/30/22		2,867	2,856,361
2.000%	02/15/25		16,257	15,898,208
2.000%	08/15/25		3,193	3,109,184
2.000%	11/15/26		1,174	1,134,489
2.125%	01/31/21		5,568	5,643,923
2.125%	06/30/22		13,692	13,786,666
2.125%	03/31/24		14,527	14,441,320
2.250%	03/31/21		18,300	18,624,532
2.250%	12/31/23		1,375	1,379,942
2.250%	11/15/24		2,418	2,412,049
2.250%	11/15/25		1,175	1,164,856
2.250%	02/15/27	(a)	24,697	24,381,546
2.375%	08/15/24		50,840	51,247,127
2.750%	11/15/23		5,606	5,804,183

TOTAL U.S. TREASURY OBLIGATIONS (cost $452,622,265)				447,507,613

TOTAL LONG-TERM INVESTMENTS (cost $4,264,316,376)				4,507,794,132

			Shares

SHORT-TERM INVESTMENTS — 16.2%

AFFILIATED MUTUAL FUNDS — 15.7%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)			542,116,797	542,116,797

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $239,798,624; includes $239,591,513 of cash collateral for securities on loan)(b)(w)	239,740,096	$239,788,044

TOTAL AFFILIATED MUTUAL FUNDS (cost $781,915,421)		781,904,841

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k) —0.5%
U.S. Treasury Bills
0.491%	05/04/17	5,740	5,736,590
0.495%	05/04/17	220	219,869
0.496%	04/27/17	10,360	10,354,955
0.505%	05/25/17	200	199,793
0.506%	04/27/17	10	9,995
0.511%	04/13/17	820	819,835
0.516%	05/25/17	10	9,990
0.531%	04/06/17	610	609,969
0.664%	06/01/17	2,320	2,317,330
0.704%	06/08/17	920	918,802

TOTAL U.S. TREASURY OBLIGATIONS (cost $21,200,093)			21,197,128

TOTAL SHORT-TERM INVESTMENTS (cost $803,115,514)			803,101,969

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 106.8% (cost $5,067,431,890)			5,310,896,101

SECURITY SOLD SHORT — (0.1)%

U.S. GOVERNMENT AGENCY OBLIGATION - SHORT
Federal National Mortgage Assoc.
4.000%	TBA(t)	1,850	(1,940,477)

(proceeds received $1,951,883)

Value
TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 106.7% (cost $5,065,480,007)	$5,308,955,624
Liabilities in excess of other assets(z) — (6.7)%	(334,707,630)

NET ASSETS — 100.0%	$4,974,247,994

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $10,101,159 and 0.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $232,924,158; cash collateral of $239,591,513 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $6,212,693 is approximately 0.1% of net assets.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(p)	Interest rate not available as of March 31, 2017.
(t)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $82,430,000 is approximately 1.7% of net assets.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
1,777	Mini MSCI EAFE Index	Jun. 2017	$155,686,650	$158,330,700	$2,644,050
383	Russell 2000 Mini Index	Jun. 2017	26,202,594	26,511,260	308,666
2,087	S&P 500 E-Mini Index	Jun. 2017	247,159,977	246,182,520	(977,457)

					1,975,259

Short Positions:
68	2 Year U.S. Treasury Notes	Jun. 2017	14,701,813	14,718,813	(17,000)
10	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	1,599,922	1,606,250	(6,328)

					(23,328)

					$1,951,931

U.S. Government Agency Obligations and U.S. Treasury Obligations with a combined market value of $20,541,902 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts as of March 31, 2017.

Interest rate swap agreements outstanding at March 31, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
5,750	06/21/20	1.250%	3 Month LIBOR(2)	$(119,194)	$(108,750)	$ 10,444
2,550	06/21/27	1.500%	3 Month LIBOR(2)	(232,800)	(219,786)	13,014

				$(351,994)	$(328,536)	$ 23,458

A U.S. Government Agency Obligation with a market value of $182,118 has been segregated with Morgan Stanley to cover requirements for open centrally cleared interest rate swap contracts as of March 31, 2017.

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,452,840,313	$1,470,135,412	$—
Preferred Stocks	10,454,711	11,428,079	—
Unaffiliated Exchange Traded Funds	21,482,363	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	19,158,385	1,942,831
Residential Mortgage-Backed Securities	—	2,945,198	—
Bank Loans	—	73,979,320	8,158,328
Commercial Mortgage-Backed Securities	—	38,302,052	—
Corporate Bonds	—	517,679,910	—
Foreign Government Bonds	—	8,945,637	—
Municipal Bonds	—	9,457,751	—
Residential Mortgage-Backed Securities	—	51,311,092	—
U.S. Government Agency Obligations	—	362,065,137	—
U.S. Treasury Obligations	—	468,704,741	—
Affiliated Mutual Funds	781,904,841	—	—

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Level 1	Level 2	Level 3
U. S. Government Agency Obligation - Short	$—	$(1,940,477)	$—
Other Financial Instruments*
Futures Contracts	1,951,931	—	—
Centrally Cleared Interest Rate Swap Agreements	—	23,458	—

Total	$2,268,634,159	$3,032,195,695	$10,101,159

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Equity contracts	$1,975,259
Interest rate contracts	130

Total	$1,975,389

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 80.8%

UNAFFILIATED FUND — 18.9%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio (cost $1,793,239)	1,793,239	$1,793,239

Interest Rate	Maturity Date		Principal Amount (000)#
FOREIGN GOVERNMENT BOND(n) —1.0%
Australia Government Bond, Sr. Unsec’d. Notes, RegS (Australia) (cost $96,901)
4.250%	07/21/17	AUD	125	96,299

FOREIGN TREASURY OBLIGATIONS(n) — 13.4%
Canadian Treasury Bills (Canada)
0.506%	08/24/17	CAD	510	382,666
German Treasury Bills (Germany)
1.027%	05/24/17	EUR	420	448,631
United Kingdom Treasury Bill (United Kingdom)
0.173%	05/15/17	GBP	350	438,403

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $1,275,369)				1,269,700

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(n) — 47.5%
U.S. Treasury Bills
0.520%	05/25/17	1,500	$1,498,447
0.540%	07/06/17	1,500	1,497,009
0.705%	06/15/17	1,500	1,497,808

TOTAL U.S. TREASURY OBLIGATIONS (cost $4,494,613)			4,493,264

TOTAL INVESTMENTS — 80.8% (cost $7,660,122)			7,652,502
Other assets in excess of liabilities(z) — 19.2%			1,816,800

NET ASSETS — 100.0%			$9,469,302

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(n)	Rate shown reflects yield to maturity at purchase date.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at March 31, 2017:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 06/21/17	Barclays Capital Group	AUD	906	$689,086	$691,099	$2,013
Expiring 06/21/17	Barclays Capital Group	AUD	610	469,959	465,100	(4,859)
Expiring 06/21/17	Barclays Capital Group	AUD	565	430,292	430,659	367
Expiring 06/21/17	Barclays Capital Group	AUD	330	252,665	251,831	(834)
Expiring 06/21/17	Barclays Capital Group	AUD	281	214,584	214,171	(413)
Expiring 06/21/17	Barclays Capital Group	AUD	247	186,774	188,757	1,983
Expiring 06/21/17	Morgan Stanley	AUD	6,002	4,597,791	4,578,548	(19,243)
Expiring 06/21/17	Morgan Stanley	AUD	1,543	1,164,636	1,177,236	12,600
Expiring 06/21/17	Morgan Stanley	AUD	1,195	906,975	911,853	4,878
Expiring 06/21/17	Morgan Stanley	AUD	940	719,048	717,263	(1,785)
Expiring 06/21/17	Morgan Stanley	AUD	817	620,154	623,408	3,254
Expiring 06/21/17	Morgan Stanley	AUD	707	530,553	539,496	8,943
Expiring 06/21/17	Morgan Stanley	AUD	683	520,944	520,777	(167)
Expiring 06/21/17	Morgan Stanley	AUD	213	161,682	162,160	478
British Pound,
Expiring 06/21/17	Barclays Capital Group	GBP	628	785,196	788,573	3,377
Expiring 06/21/17	Barclays Capital Group	GBP	528	654,717	663,416	8,699
Expiring 06/21/17	Barclays Capital Group	GBP	193	241,567	242,271	704
Expiring 06/21/17	Morgan Stanley	GBP	1,414	1,755,259	1,775,765	20,506
Expiring 06/21/17	Morgan Stanley	GBP	838	1,024,847	1,051,823	26,976
Expiring 06/21/17	Morgan Stanley	GBP	814	998,226	1,022,294	24,068
Expiring 06/21/17	Morgan Stanley	GBP	679	840,355	851,798	11,443
Expiring 06/21/17	Morgan Stanley	GBP	606	738,777	761,124	22,347
Expiring 06/21/17	Morgan Stanley	GBP	587	728,785	737,206	8,421
Expiring 06/21/17	Morgan Stanley	GBP	414	506,398	520,235	13,837
Expiring 06/21/17	Morgan Stanley	GBP	278	338,636	349,560	10,924
Expiring 06/21/17	Morgan Stanley	GBP	148	185,810	185,653	(157)

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
British Pound (cont’d.),
Expiring 06/21/17	Morgan Stanley	GBP	137	$169,052	$171,907	$2,855
Canadian Dollar,
Expiring 06/21/17	Barclays Capital Group	CAD	3,415	2,563,691	2,571,238	7,547
Expiring 06/21/17	Barclays Capital Group	CAD	2,101	1,573,733	1,581,440	7,707
Expiring 06/21/17	Barclays Capital Group	CAD	444	332,594	334,394	1,800
Expiring 06/21/17	Morgan Stanley	CAD	2,506	1,878,424	1,886,436	8,012
Expiring 06/21/17	Morgan Stanley	CAD	1,426	1,067,653	1,073,594	5,941
Expiring 06/21/17	Morgan Stanley	CAD	1,277	945,557	961,027	15,470
Expiring 06/21/17	Morgan Stanley	CAD	673	502,564	506,898	4,334
Expiring 06/21/17	Morgan Stanley	CAD	292	217,256	219,718	2,462
Euro,
Expiring 06/21/17	Barclays Capital Group	EUR	5,286	5,598,654	5,661,799	63,145
Expiring 06/21/17	Morgan Stanley	EUR	2,297	2,435,623	2,460,051	24,428
Expiring 06/21/17	Morgan Stanley	EUR	925	978,083	990,981	12,898
Expiring 06/21/17	Morgan Stanley	EUR	52	56,139	55,148	(991)
Japanese Yen,
Expiring 06/21/17	Barclays Capital Group	JPY	603,453	5,334,909	5,438,399	103,490
Expiring 06/21/17	Barclays Capital Group	JPY	54,431	489,370	490,539	1,169
Expiring 06/21/17	Morgan Stanley	JPY	98,057	869,923	883,705	13,782
Expiring 06/21/17	Morgan Stanley	JPY	97,909	856,692	882,366	25,674
Expiring 06/21/17	Morgan Stanley	JPY	76,660	680,593	690,874	10,281
Expiring 06/21/17	Morgan Stanley	JPY	56,205	509,989	506,525	(3,464)
Expiring 06/21/17	Morgan Stanley	JPY	52,716	475,935	475,079	(856)
Expiring 06/21/17	Morgan Stanley	JPY	46,140	410,606	415,820	5,214
Expiring 06/21/17	Morgan Stanley	JPY	41,355	361,167	372,695	11,528
Expiring 06/21/17	Morgan Stanley	JPY	30,293	265,389	272,999	7,610
Expiring 06/21/17	Morgan Stanley	JPY	7,912	70,584	71,300	716
New Zealand Dollar,
Expiring 06/21/17	Barclays Capital Group	NZD	857	590,461	599,338	8,877
Expiring 06/21/17	Barclays Capital Group	NZD	253	177,221	177,256	35
Expiring 06/21/17	Morgan Stanley	NZD	1,568	1,080,493	1,096,457	15,964
Expiring 06/21/17	Morgan Stanley	NZD	1,350	938,060	944,452	6,392
Expiring 06/21/17	Morgan Stanley	NZD	1,332	922,430	931,836	9,406
Expiring 06/21/17	Morgan Stanley	NZD	665	467,468	464,994	(2,474)
Expiring 06/21/17	Morgan Stanley	NZD	275	192,492	192,667	175
Expiring 06/21/17	Morgan Stanley	NZD	213	148,774	149,118	344
Norwegian Krone,
Expiring 06/21/17	Barclays Capital Group	NOK	41,781	4,909,427	4,870,268	(39,159)
Expiring 06/21/17	Barclays Capital Group	NOK	3,256	384,791	379,542	(5,249)
Expiring 06/21/17	Barclays Capital Group	NOK	2,719	316,680	316,966	286
Expiring 06/21/17	Morgan Stanley	NOK	7,718	901,470	899,693	(1,777)
Expiring 06/21/17	Morgan Stanley	NOK	7,085	838,559	825,829	(12,730)
Expiring 06/21/17	Morgan Stanley	NOK	3,700	440,111	431,327	(8,784)
Expiring 06/21/17	Morgan Stanley	NOK	3,052	361,247	355,771	(5,476)
Expiring 06/21/17	Morgan Stanley	NOK	2,486	294,962	289,758	(5,204)
Expiring 06/21/17	Morgan Stanley	NOK	1,342	156,310	156,394	84
Expiring 06/21/17	Morgan Stanley	NOK	1,090	127,770	127,028	(742)
Singapore Dollar,
Expiring 06/21/17	Barclays Capital Group	SGD	293	209,880	209,868	(12)
Expiring 06/21/17	Morgan Stanley	SGD	902	644,017	644,935	918
Expiring 06/21/17	Morgan Stanley	SGD	530	377,925	379,024	1,099
Expiring 06/21/17	Morgan Stanley	SGD	423	302,259	302,428	169
Expiring 06/21/17	Morgan Stanley	SGD	396	282,841	282,959	118
Expiring 06/21/17	Morgan Stanley	SGD	213	151,791	152,338	547
Expiring 06/21/17	Morgan Stanley	SGD	149	106,741	106,338	(403)
Expiring 06/21/17	Morgan Stanley	SGD	45	31,857	32,118	261
Swedish Krona,
Expiring 06/21/17	Barclays Capital Group	SEK	8,916	1,004,250	999,044	(5,206)
Expiring 06/21/17	Barclays Capital Group	SEK	3,638	414,347	407,675	(6,672)

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 06/21/17	Barclays Capital Group	SEK	830	$94,879	$93,003	$(1,876)
Expiring 06/21/17	Morgan Stanley	SEK	9,223	1,036,459	1,033,444	(3,015)
Expiring 06/21/17	Morgan Stanley	SEK	6,390	710,849	716,064	5,215
Expiring 06/21/17	Morgan Stanley	SEK	6,086	677,844	681,953	4,109
Expiring 06/21/17	Morgan Stanley	SEK	2,609	298,313	292,323	(5,990)
Expiring 06/21/17	Morgan Stanley	SEK	2,111	240,639	236,551	(4,088)
Expiring 06/21/17	Morgan Stanley	SEK	1,748	195,349	195,902	553
Expiring 06/21/17	Morgan Stanley	SEK	1,142	129,516	128,000	(1,516)

				$69,066,378	$69,499,669	433,291

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 06/21/17	Barclays Capital Group	AUD	7,373	$ 5,606,872	$ 5,624,190	$ (17,318)
Expiring 06/21/17	Barclays Capital Group	AUD	1,431	1,096,268	1,091,438	4,830
Expiring 06/21/17	Barclays Capital Group	AUD	366	277,772	279,506	(1,734)
Expiring 06/21/17	Morgan Stanley	AUD	1,413	1,065,711	1,077,829	(12,118)
Expiring 06/21/17	Morgan Stanley	AUD	1,395	1,054,133	1,063,799	(9,666)
Expiring 06/21/17	Morgan Stanley	AUD	597	457,819	455,176	2,643
Expiring 06/21/17	Morgan Stanley	AUD	578	437,024	441,084	(4,060)
Expiring 06/21/17	Morgan Stanley	AUD	479	359,160	365,029	(5,869)
Expiring 06/21/17	Morgan Stanley	AUD	331	253,103	252,455	648
Expiring 06/21/17	Morgan Stanley	AUD	271	208,517	206,779	1,738
British Pound,
Expiring 06/21/17	Barclays Capital Group	GBP	2,305	2,847,347	2,893,960	(46,613)
Expiring 06/21/17	Barclays Capital Group	GBP	458	558,914	574,918	(16,004)
Expiring 06/21/17	Barclays Capital Group	GBP	337	413,186	423,020	(9,834)
Expiring 06/21/17	Barclays Capital Group	GBP	310	378,966	389,660	(10,694)
Expiring 06/21/17	Morgan Stanley	GBP	1,468	1,831,097	1,842,497	(11,400)
Expiring 06/21/17	Morgan Stanley	GBP	982	1,226,333	1,232,648	(6,315)
Expiring 06/21/17	Morgan Stanley	GBP	786	980,428	986,455	(6,027)
Expiring 06/21/17	Morgan Stanley	GBP	465	572,405	583,735	(11,330)
Expiring 06/21/17	Morgan Stanley	GBP	462	581,142	579,885	1,257
Expiring 06/21/17	Morgan Stanley	GBP	289	352,735	362,326	(9,591)
Expiring 06/21/17	Morgan Stanley	GBP	154	190,000	193,612	(3,612)
Canadian Dollar,
Expiring 06/21/17	Barclays Capital Group	CAD	687	516,514	517,393	(879)
Expiring 06/21/17	Barclays Capital Group	CAD	485	364,618	364,847	(229)
Expiring 06/21/17	Barclays Capital Group	CAD	382	285,642	287,213	(1,571)
Expiring 06/21/17	Barclays Capital Group	CAD	365	273,201	274,487	(1,286)
Expiring 06/21/17	Morgan Stanley	CAD	2,535	1,904,616	1,908,251	(3,635)
Expiring 06/21/17	Morgan Stanley	CAD	1,199	892,595	902,699	(10,104)
Expiring 06/21/17	Morgan Stanley	CAD	1,165	877,159	876,724	435
Expiring 06/21/17	Morgan Stanley	CAD	1,009	750,454	759,461	(9,007)
Expiring 06/21/17	Morgan Stanley	CAD	853	642,017	641,976	41
Expiring 06/21/17	Morgan Stanley	CAD	733	549,224	551,751	(2,527)
Expiring 06/21/17	Morgan Stanley	CAD	607	453,804	456,934	(3,130)
Expiring 06/21/17	Morgan Stanley	CAD	352	264,633	265,305	(672)
Euro,
Expiring 06/21/17	Barclays Capital Group	EUR	144	152,852	153,707	(855)
Expiring 06/21/17	Barclays Capital Group	EUR	15	16,283	16,125	158
Expiring 06/21/17	Barclays Capital Group	EUR	3	3,321	3,283	38
Expiring 06/21/17	Morgan Stanley	EUR	63	67,892	67,254	638
Expiring 06/21/17	Morgan Stanley	EUR	30	31,916	32,108	(192)
Japanese Yen,
Expiring 06/21/17	Barclays Capital Group	JPY	60,201	529,726	542,542	(12,816)

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 06/21/17	Morgan Stanley	JPY	678,392	$5,975,130	$6,113,758	$(138,628)
Expiring 06/21/17	Morgan Stanley	JPY	67,469	595,009	608,040	(13,031)
Expiring 06/21/17	Morgan Stanley	JPY	55,656	488,295	501,580	(13,285)
Expiring 06/21/17	Morgan Stanley	JPY	53,007	478,713	477,706	1,007
Expiring 06/21/17	Morgan Stanley	JPY	49,041	443,813	441,962	1,851
Expiring 06/21/17	Morgan Stanley	JPY	43,157	378,379	388,937	(10,558)
Expiring 06/21/17	Morgan Stanley	JPY	40,271	354,260	362,926	(8,666)
Expiring 06/21/17	Morgan Stanley	JPY	19,775	178,926	178,214	712
Expiring 06/21/17	Morgan Stanley	JPY	17,828	155,176	160,671	(5,495)
New Zealand Dollar,
Expiring 06/21/17	Barclays Capital Group	NZD	6,957	4,860,176	4,866,515	(6,339)
Expiring 06/21/17	Barclays Capital Group	NZD	1,118	782,886	782,145	741
Expiring 06/21/17	Barclays Capital Group	NZD	575	402,329	402,249	80
Expiring 06/21/17	Barclays Capital Group	NZD	416	291,202	290,884	318
Expiring 06/21/17	Barclays Capital Group	NZD	415	292,636	290,307	2,329
Expiring 06/21/17	Barclays Capital Group	NZD	313	216,010	219,086	(3,076)
Expiring 06/21/17	Morgan Stanley	NZD	3,824	2,718,603	2,674,580	44,023
Expiring 06/21/17	Morgan Stanley	NZD	1,308	917,602	914,862	2,740
Expiring 06/21/17	Morgan Stanley	NZD	1,304	909,308	912,329	(3,021)
Expiring 06/21/17	Morgan Stanley	NZD	1,271	890,760	888,913	1,847
Expiring 06/21/17	Morgan Stanley	NZD	868	613,331	607,028	6,303
Expiring 06/21/17	Morgan Stanley	NZD	626	439,263	437,987	1,276
Norwegian Krone,
Expiring 06/21/17	Barclays Capital Group	NOK	1,894	221,967	220,756	1,211
Expiring 06/21/17	Barclays Capital Group	NOK	1,270	150,460	148,040	2,420
Expiring 06/21/17	Morgan Stanley	NOK	67,893	8,047,636	7,914,121	133,515
Expiring 06/21/17	Morgan Stanley	NOK	7,279	852,269	848,483	3,786
Expiring 06/21/17	Morgan Stanley	NOK	5,658	659,376	659,548	(172)
Expiring 06/21/17	Morgan Stanley	NOK	3,026	357,145	352,733	4,412
Singapore Dollar,
Expiring 06/21/17	Barclays Capital Group	SGD	3,025	2,139,519	2,163,958	(24,439)
Expiring 06/21/17	Morgan Stanley	SGD	6,926	4,910,850	4,954,545	(43,695)
Expiring 06/21/17	Morgan Stanley	SGD	1,386	982,722	991,376	(8,654)
Expiring 06/21/17	Morgan Stanley	SGD	1,072	760,907	766,523	(5,616)
Expiring 06/21/17	Morgan Stanley	SGD	924	653,625	660,980	(7,355)
Expiring 06/21/17	Morgan Stanley	SGD	770	551,500	550,893	607
Expiring 06/21/17	Morgan Stanley	SGD	542	388,020	388,013	7
Expiring 06/21/17	Morgan Stanley	SGD	127	89,969	90,847	(878)
Expiring 06/21/17	Morgan Stanley	SGD	73	51,519	51,998	(479)
Swedish Krona,
Expiring 06/21/17	Barclays Capital Group	SEK	9,094	1,009,737	1,019,013	(9,276)
Expiring 06/21/17	Barclays Capital Group	SEK	3,799	424,133	425,656	(1,523)
Expiring 06/21/17	Barclays Capital Group	SEK	2,716	311,069	304,344	6,725
Expiring 06/21/17	Barclays Capital Group	SEK	2,346	266,705	262,930	3,775
Expiring 06/21/17	Morgan Stanley	SEK	13,553	1,513,917	1,518,647	(4,730)
Expiring 06/21/17	Morgan Stanley	SEK	8,124	913,543	910,339	3,204
Expiring 06/21/17	Morgan Stanley	SEK	5,569	629,726	624,000	5,726
Expiring 06/21/17	Morgan Stanley	SEK	5,040	561,234	564,720	(3,486)
Expiring 06/21/17	Morgan Stanley	SEK	3,190	356,150	357,482	(1,332)
Expiring 06/21/17	Morgan Stanley	SEK	2,574	286,915	288,395	(1,480)
Expiring 06/21/17	Morgan Stanley	SEK	2,442	277,929	273,624	4,305
Expiring 06/21/17	Morgan Stanley	SEK	2,092	238,439	234,453	3,986

				$79,314,187	$79,609,157	(294,970)

						$138,321

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	unadjusted quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Unaffiliated Fund	$1,793,239	$—	$—
Foreign Government Bond	—	96,299	—
Foreign Treasury Obligations	—	1,269,700	—
U.S. Treasury Obligations	—	4,493,264	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	138,321	—

Total	$1,793,239	$5,997,584	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Foreign exchange contracts	$138,321

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 64.0%
COMMON STOCKS — 46.0%
Canada — 0.8%
Barrick Gold Corp.	4,030	$76,530
Cenovus Energy, Inc.	1,000	11,317
Silver Wheaton Corp.	4,000	83,348

		171,195

China — 2.1%
Baidu, Inc., ADR*	620	106,962
China Life Insurance Co. Ltd. (Class H Stock)	42,000	128,500
China Mobile Ltd.	5,000	54,988
China Telecom Corp. Ltd., ADR	1,095	53,294
China Telecom Corp. Ltd. (Class H Stock)	23,000	11,236
Kunlun Energy Co. Ltd.	81,500	75,520

		430,500

France — 3.3%
AXA SA	5,780	149,331
BNP Paribas SA	2,020	134,419
Cie Generale des Etablissements Michelin	640	77,772
Credit Agricole SA	9,320	125,976
Sanofi	1,470	132,881
TOTAL SA	1,310	66,238

		686,617

Germany — 2.5%
Deutsche Lufthansa AG	8,730	141,626
Innogy SE, 144A*	3,530	133,037
Merck KGaA	940	107,116
METRO AG	1,180	37,704
Siemens AG	760	104,099

		523,582

Hong Kong — 0.1%

Value Partners Group Ltd.	23,000	21,922

Ireland — 0.4%

CRH PLC	2,192	77,244

Israel — 0.9%

Teva Pharmaceutical Industries Ltd., ADR	5,986	192,091

Italy — 0.8%

Eni SpA	10,201	167,025

Japan — 2.1%
Nissan Motor Co. Ltd.	14,000	134,993
Panasonic Corp.	10,600	119,962
Ryohin Keikaku Co. Ltd.	100	21,983
SoftBank Group Corp.	2,300	163,105

		440,043

Netherlands — 2.4%
Aegon NV	19,368	98,658
Akzo Nobel NV	940	77,817
ING Groep NV	5,250	79,298
Royal Dutch Shell PLC (Class B Stock)	8,548	234,979

		490,752

Portugal — 0.5%

Galp Energia SGPS SA	7,310	110,874

Russia — 0.1%

MMC Norilsk Nickel PJSC, ADR	1,934	30,392

	Shares	Value
COMMON STOCKS (Continued)
Singapore — 1.2%
DBS Group Holdings Ltd.	6,700	$92,808
Singapore Telecommunications Ltd.	52,300	146,562

		239,370

South Korea — 3.1%
Hyundai Motor Co.	1,206	169,964
KB Financial Group, Inc., ADR	3,892	171,131
Samsung Electronics Co. Ltd.	168	309,190

		650,285

Spain — 0.5%

Telefonica SA	9,590	107,344

Sweden — 0.8%
Getinge AB (Class B Stock)	2,960	51,899
Telefonaktiebolaget LM Ericsson (Class B Stock)	16,670	111,295

		163,194

Switzerland — 1.5%
Credit Suisse Group AG*	6,905	102,737
Roche Holding AG	590	150,883
UBS Group AG	3,310	52,909

		306,529

Taiwan — 0.1%

Catcher Technology Co. Ltd.	3,000	29,649

Thailand — 0.2%
Bangkok Bank PCL	5,900	31,951
Bangkok Bank PCL, NVDR	1,800	9,509

		41,460

Turkey — 0.1%

Turkcell Iletisim Hizmetleri A/S, ADR*	2,923	24,202

United Kingdom — 5.2%
BAE Systems PLC	16,959	136,489
Barclays PLC	41,200	116,298
BP PLC	27,616	158,961
HSBC Holdings PLC	18,800	153,564
Kingfisher PLC	11,237	45,977
Man Group PLC	15,232	28,140
Sky PLC	11,191	136,863
Standard Chartered PLC*	18,802	179,839
Tesco PLC*	18,273	42,528
Vodafone Group PLC	33,570	87,483

		1,086,142

United States — 17.3%
Allergan PLC	822	196,392
Ally Financial, Inc.	1,280	26,022
Alphabet, Inc. (Class A Stock)*	190	161,082
American International Group, Inc.	2,690	167,937
AmerisourceBergen Corp.	1,010	89,385
Amgen, Inc.	1,200	196,884
Apache Corp.	1,720	88,391
Apple, Inc.	1,170	168,082
Capital One Financial Corp.	1,410	122,191
Cardinal Health, Inc.	1,070	87,259
Celgene Corp.*	310	38,573
Cisco Systems, Inc.	3,060	103,428

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Citigroup, Inc.	4,160	$248,851
Comcast Corp. (Class A Stock)	4,580	172,162
ConocoPhillips	2,170	108,219
Eli Lilly & Co.	1,490	125,324
First Solar, Inc.*	1,990	53,929
Gilead Sciences, Inc.	2,140	145,349
Halliburton Co.	1,480	72,831
Hewlett Packard Enterprise Co.	770	18,249
JPMorgan Chase & Co.	1,600	140,544
Medtronic PLC	850	68,476
Microsoft Corp.	2,670	175,846
Navistar International Corp.*	3,890	95,772
NetScout Systems, Inc.*	400	15,180
Oracle Corp.	6,610	294,872
QIAGEN NV*	1,855	53,854
SunTrust Banks, Inc.	2,090	115,577
Tiffany & Co.	630	60,039
Twenty-First Century Fox, Inc. (Class A
Stock)	3,500	113,365
United Parcel Service, Inc. (Class B Stock)	760	81,548

		3,605,613

TOTAL COMMON STOCKS (cost $8,951,921)		9,596,025

UNAFFILIATED EXCHANGE TRADED FUND — 0.3%
iShares 7-10 Year Treasury Bond ETF (cost $55,440)	533	56,279

UNAFFILIATED FUND — 17.7%
Franklin Strategic Series - Franklin Strategic Income Fund (Class R6) (cost $3,626,387)	377,021	3,691,034

	Shares	Value

TOTAL LONG-TERM INVESTMENTS (cost $12,633,748)		$13,343,338

SHORT-TERM INVESTMENTS — 34.8%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	7,264,947	7,264,947
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund(w)	15	15

TOTAL SHORT-TERM INVESTMENTS (cost $7,264,962)		7,264,962

TOTAL INVESTMENTS — 98.8% (cost $19,898,710)		20,608,300
Other assets in excess of liabilities(z) —1.2%		240,187

NET ASSETS — 100.0%		$20,848,487

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)

Long Positions:
13	10 Year U.S. Treasury Notes	Jun. 2017	$1,625,570	$1,619,312	$ (6,258)
17	Mini MSCI Emerging Markets Index	Jun. 2017	790,670	817,190	26,520
8	Russell 2000 Mini Index	Jun. 2017	548,880	553,760	4,880
10	U.S. Dollar Index	Jun. 2017	1,018,060	1,002,180	(15,880)

					9,262

Short Positions:
42	2 Year U.S. Treasury Notes	Jun. 2017	9,098,397	9,091,031	7,366
28	S&P 500 E-Mini Index	Jun. 2017	3,305,470	3,302,880	2,590

					9,956

					$ 19,218

Cash and foreign currency of $241,345 has been segregated with JPMorgan Chase to cover requirements for open futures contracts at March 31, 2017.

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Barclays Capital Group	05/24/17	644	Receive total return on Barclays Cross Asset Trend Index and pay fixed rate of 0.55%	$2,280	$—	$2,280
Barclays Capital Group	05/24/17	259	Receive total return on Barclays Cross Asset Trend Index and pay fixed rate of 0.55%	912	—	912
Barclays Capital Group	05/24/17	515	Receive total return on Barclays TrendStar+ Index and pay fixed rate of 0.7%	(641)	—	(641)
Societe Generale	04/24/17	751	Receive total return on SGI VI Smart Beta Index and pay variable payments based on 1 Month LIBOR + 0.50%	481	—	481
Societe Generale	04/24/17	397	Receive total return on SGI VI Smart Beta Index and pay variable payments based on 1 Month LIBOR + 0.50%	69	—	69

				$3,101	$—	$3,101

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	unadjusted quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Canada	$ 171,195	$ —	$ —
China	160,256	270,244	—
France	—	686,617	—
Germany	—	523,582	—
Hong Kong	—	21,922	—
Ireland	—	77,244	—
Israel	192,091	—	—
Italy	—	167,025	—
Japan	—	440,043	—
Netherlands	—	490,752	—
Portugal	—	110,874	—
Russia	30,392	—	—
Singapore	—	239,370	—
South Korea	171,131	479,154	—
Spain	—	107,344	—
Sweden	—	163,194	—
Switzerland	—	306,529	—
Taiwan	—	29,649	—
Thailand	—	41,460	—
Turkey	24,202	—	—
United Kingdom	—	1,086,142	—
United States	3,551,759	53,854	—
Unaffiliated Exchange Traded Fund	56,279	—	—

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Level 1	Level 2	Level 3
Unaffiliated Fund	$ 3,691,034	$ —	$ —
Affiliated Mutual Funds	7,264,962	—	—
Other Financial Instruments*
Futures Contracts	19,218	—	—
OTC Total Return Swap Agreements	—	3,101	—

Total	$15,332,519	$5,298,100	$ —

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2017 were as follows:

Affiliated Mutual Funds	34.8%
Unaffiliated Fund	17.7
Banks	7.7
Oil, Gas & Consumable Fuels	4.9
Pharmaceuticals	4.3
Insurance	2.6
Technology Hardware, Storage & Peripherals	2.5
Software	2.3
Media	2.0
Biotechnology	1.8
Wireless Telecommunication Services	1.6
Automobiles	1.5
Diversified Telecommunication Services	1.5
Internet Software & Services	1.3
Communications Equipment	1.1
Capital Markets	1.0
Metals & Mining	0.9
Health Care Providers & Services	0.8
Airlines	0.7

Consumer Finance	0.7%
Aerospace & Defense	0.6
Health Care Equipment & Supplies	0.6
Household Durables	0.6
Multi-Utilities	0.6
Industrial Conglomerates	0.5
Specialty Retail	0.5
Machinery	0.4
Air Freight & Logistics	0.4
Auto Components	0.4
Chemicals	0.4
Construction Materials	0.4
Food & Staples Retailing	0.4
Energy Equipment & Services	0.3
Life Sciences Tools & Services	0.3
Semiconductors & Semiconductor Equipment	0.3
Unaffiliated Exchange Traded Fund	0.3
Multiline Retail	0.1

98.8
Other assets in excess of liabilities	1.2

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Equity contracts	$37,091
Foreign exchange contracts	(15,880)
Interest rate contracts	1,108

Total	$22,319

AST GLOBAL REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS
Australia — 6.5%
Charter Hall Office, REIT (Escrow Shares)*^	230,500	$—
Dexus Property Group, REIT	563,378	4,204,824
Goodman Group, REIT	953,447	5,637,145
Mirvac Group, REIT	1,219,128	2,039,627
Scentre Group, REIT	653,199	2,141,405
Stockland, REIT	1,515,117	5,372,685
Vicinity Centres, REIT	1,581,910	3,421,709
Westfield Corp., REIT	424,308	2,878,315

		25,695,710

Canada — 2.2%
Boardwalk Real Estate Investment Trust, REIT(a)	54,887	1,946,851
Canadian Apartment Properties REIT, REIT	84,603	2,118,494
Chartwell Retirement Residences, REIT, UTS	145,690	1,707,942
First Capital Realty, Inc.	198,048	2,982,969

		8,756,256

France — 3.3%
Fonciere Des Regions, REIT	10,776	898,420
ICADE, REIT	7,294	533,558
Klepierre, REIT	71,545	2,779,572
Mercialys SA, REIT	50,614	943,860
Unibail-Rodamco SE, REIT(a)	32,620	7,606,052

		12,761,462

Germany — 4.0%
ADO Properties SA, 144A	66,534	2,388,608
alstria office REIT-AG, REIT*	149,521	1,828,273
LEG Immobilien AG*	23,169	1,899,169
TLG Immobilien AG	119,276	2,322,435
VIB Vermoegen AG	65,111	1,482,501
Vonovia SE	164,149	5,783,296

		15,704,282

Hong Kong — 6.6%
Cheung Kong Property Holdings Ltd.	271,486	1,831,398
Henderson Land Development Co. Ltd.	595,451	3,692,158
Hongkong Land Holdings Ltd.	233,000	1,791,770
Link REIT, REIT	761,345	5,336,080
Sun Hung Kai Properties Ltd.	631,754	9,286,948
Swire Properties Ltd.	272,927	874,724
Wharf Holdings Ltd. (The)	344,860	2,963,739

		25,776,817

Ireland — 1.4%
Green REIT PLC, REIT	1,288,948	1,872,191
Hibernia REIT PLC, REIT	1,743,805	2,314,656
Irish Residential Properties REIT PLC, REIT	963,086	1,272,916

		5,459,763

Japan — 10.7%
Activia Properties, Inc., REIT	612	2,921,372
Daiwa House Industry Co. Ltd.	137,174	3,942,924
GLP J-Reit, REIT	1,156	1,338,220
Hoshino Resorts REIT, Inc.	122	643,770
Hulic Co. Ltd.	288,743	2,725,498

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Invincible Investment Corp., REIT	4,652	$1,872,898
Japan Hotel REIT Investment Corp.	1,422	982,313
Japan Real Estate Investment Corp., REIT	399	2,118,088
Japan Retail Fund Investment Corp., REIT	1,252	2,457,350
Kenedix Retail REIT Corp., REIT	1,496	3,359,346
LaSalle Logiport REIT, REIT	2,274	2,107,130
Mitsubishi Estate Co. Ltd.	328,530	5,988,007
Mitsui Fudosan Co. Ltd.	235,578	5,030,019
Nippon Building Fund, Inc., REIT	137	751,020
Sumitomo Realty & Development Co. Ltd.	219,546	5,702,143

		41,940,098

Netherlands — 0.3%
Eurocommercial Properties NV, REIT	31,178	1,116,477

Singapore — 2.1%
Cache Logistics Trust, REIT	1,392,370	840,787
Keppel REIT, REIT	4,128,730	3,099,267
Mapletree Commercial Trust, REIT	931,979	1,018,881
Suntec Real Estate Investment Trust, REIT	2,606,435	3,336,453

		8,295,388

Spain — 0.5%
Axiare Patrimonio SOCIMI SA, REIT	129,301	1,930,750

Sweden — 1.5%
Atrium Ljungberg AB (Class B Stock)	72,050	1,096,659
Fabege AB(a)	82,460	1,310,980
Hufvudstaden AB (Class A Stock)	97,652	1,446,549
Kungsleden AB	194,620	1,113,417
Pandox AB	54,110	826,382

		5,793,987

Switzerland — 0.3%
PSP Swiss Property AG	14,226	1,294,435

United Kingdom — 4.1%
Big Yellow Group PLC, REIT	163,454	1,496,271
British Land Co. PLC (The), REIT	240,343	1,837,198
Derwent London PLC, REIT	11,811	416,068
Empiric Student Property PLC, REIT	1,125,516	1,527,998
Hammerson PLC, REIT	272,515	1,948,580
Kennedy Wilson Europe Real Estate PLC	164,354	1,942,252
Land Securities Group PLC, REIT	207,492	2,755,748
Segro PLC, REIT	228,505	1,306,444
Shaftesbury PLC, REIT	122,706	1,406,896
Tritax Big Box REIT PLC, REIT	759,544	1,375,204

		16,012,659

United States — 54.6%
Alexandria Real Estate Equities, Inc., REIT(a)	44,448	4,912,393
American Campus Communities, Inc., REIT	58,998	2,807,715
Boston Properties, Inc., REIT	30,174	3,995,339
Camden Property Trust, REIT	87,031	7,002,514
Chesapeake Lodging Trust, REIT	35,015	838,959
Columbia Property Trust, Inc., REIT	135,871	3,023,130
Community Healthcare Trust, Inc., REIT	102,799	2,456,896
CubeSmart, REIT	213,814	5,550,611
DDR Corp., REIT	364,702	4,569,716
DiamondRock Hospitality Co., REIT	451,631	5,035,686
Digital Realty Trust, Inc., REIT(a)	56,673	6,029,440

AST GLOBAL REAL ESTATE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Duke Realty Corp., REIT	202,749	$5,326,216
Empire State Realty Trust, Inc. (Class A Stock), REIT	10,145	209,393
Equity LifeStyle Properties, Inc., REIT	62,463	4,813,399
Equity Residential, REIT	164,103	10,210,489
Essex Property Trust, Inc., REIT	27,021	6,256,172
Extra Space Storage, Inc., REIT(a)	72,278	5,376,760
Federal Realty Investment Trust, REIT	50,535	6,746,423
First Industrial Realty Trust, Inc., REIT	116,064	3,090,784
First Potomac Realty Trust, REIT	375,007	3,855,072
Forest City Realty Trust, Inc. (Class A Stock), REIT	257,278	5,603,515
Four Corners Property Trust, Inc., REIT	186,188	4,250,672
GGP, Inc., REIT	46,771	1,084,152
Hudson Pacific Properties, Inc., REIT	188,344	6,524,236
Macerich Co. (The), REIT(a)	104,634	6,738,430
MedEquities Realty Trust, Inc., REIT	212,602	2,383,268
MGM Growth Properties LLC (Class A Stock), REIT(a)	149,050	4,031,803
Mid-America Apartment Communities, Inc., REIT	25,599	2,604,442
Monogram Residential Trust, Inc., REIT	295,510	2,946,235
National Retail Properties, Inc., REIT(a)	86,072	3,754,461
Omega Healthcare Investors, Inc., REIT(a)	42,374	1,397,918
Park Hotels & Resorts, Inc., REIT	131,281	3,369,983
Physicians Realty Trust, REIT	192,300	3,821,001
Prologis, Inc., REIT	90,279	4,683,675
Public Storage, REIT	15,144	3,315,173
Retail Properties of America, Inc. (Class A Stock), REIT	422,858	6,097,612
Rexford Industrial Realty, Inc., REIT	144,968	3,264,679
Simon Property Group, Inc., REIT	64,723	11,134,298
SL Green Realty Corp., REIT	58,909	6,280,878
Spirit Realty Capital, Inc., REIT	396,077	4,012,260
STORE Capital Corp., REIT	173,556	4,144,517
Sun Communities, Inc., REIT	44,345	3,562,234
Sunstone Hotel Investors, Inc., REIT	228,546	3,503,610
Taubman Centers, Inc., REIT(a)	71,511	4,721,156
Ventas, Inc., REIT	184,589	12,005,669
Vornado Realty Trust, REIT	38,491	3,861,032
Welltower, Inc., REIT	42,372	3,000,785

		214,204,801

TOTAL LONG-TERM INVESTMENTS (cost $383,120,245)		384,742,885

	Shares	Value
SHORT-TERM INVESTMENTS — 9.1%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	5,838,636	$5,838,636
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $29,625,851; includes $29,599,479 of cash collateral for securities on loan)(b)(w)	29,618,395	29,624,319

TOTAL SHORT-TERM INVESTMENTS (cost $35,464,487)		35,462,955

TOTAL INVESTMENTS — 107.2% (cost $418,584,732)		420,205,840
Liabilities in excess of other assets — (7.2)%		(28,070,332)

NET ASSETS — 100.0%		$392,135,508

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $28,982,767; cash collateral of $29,599,479 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

AST GLOBAL REAL ESTATE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	-	unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	-	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$25,695,710	$—
Canada	8,756,256	—	—
France	—	12,761,462	—
Germany	—	15,704,282	—
Hong Kong	1,791,770	23,985,047	—
Ireland	—	5,459,763	—
Japan	—	41,940,098	—
Netherlands	—	1,116,477	—
Singapore	—	8,295,388	—
Spain	—	1,930,750	—
Sweden	—	5,793,987	—
Switzerland	—	1,294,435	—
United Kingdom	—	16,012,659	—
United States	214,204,801	—	—
Affiliated Mutual Funds	35,462,955	—	—

Total	$260,215,782	$159,990,058	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2017 were as follows:

Retail REITs	21.2%
Residential REITs	12.5
Office REITs	11.4
Diversified REITs	9.7
Diversified Real Estate Activities	9.3
Affiliated Mutual Funds (7.5% represents investments purchased with collateral from securities on loan)	9.1
Industrial REITs	7.4

Real Estate Operating Companies	7.3%
Specialized REITs	6.6
Health Care REITs	6.4
Hotel & Resort REITs	4.7
Real Estate Development	1.0
Health Care Facilities	0.4
Hotels, Resorts & Cruise Lines	0.2

107.2
Liabilities in excess of other assets	(7.2)

100.0%

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.5%
UNAFFILIATED EXCHANGE TRADED FUNDS — 49.0%
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	91,243	$4,268,348
iShares Core MSCI EAFE ETF	79,032	4,579,904
iShares Core MSCI Emerging Markets ETF	76,042	3,634,047
iShares Global Infrastructure ETF	5,245	221,968
SPDR S&P Bank ETF	2,794	120,086

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $11,895,977)		12,824,353

UNAFFILIATED FUNDS — 38.5%
Goldman Sachs Absolute Return Tracker Fund (Institutional Shares)	68,941	650,803
Goldman Sachs Core Fixed Income Fund (Institutional Shares)	87,975	919,338
Goldman Sachs Emerging Markets Debt Fund (Institutional Shares)	102,771	1,309,303
Goldman Sachs Emerging Markets Equity Fund (Institutional Shares)	67,177	1,221,954
Goldman Sachs Fixed Income Macro Strategies Fund (Institutional Shares)	33,111	294,022
Goldman Sachs High Yield Floating Rate Fund (Institutional Shares)	104,942	1,021,086
Goldman Sachs High Yield Fund (Institutional Shares)	178,415	1,173,972
Goldman Sachs International Real Estate Securities Fund (Institutional Shares)	66,932	387,538
Goldman Sachs Local Emerging Markets Debt Fund (Institutional Shares)	61,771	393,478
Goldman Sachs Long Short Credit Strategies Fund (Institutional Shares)	86,805	819,439
Goldman Sachs Long Short Fund (Institutional Shares)*	60,539	529,110
Goldman Sachs Managed Futures Strategy Fund (Institutional Shares)	77,173	798,739
Goldman Sachs Real Estate Securities Fund (Institutional Shares)	13,191	246,944
Goldman Sachs Strategic Income Fund (Institutional Shares)	34,327	332,970

TOTAL UNAFFILIATED FUNDS (cost $9,975,310)		10,098,696

TOTAL LONG-TERM INVESTMENTS (cost $21,871,287)		22,923,049

	Shares	Value
SHORT-TERM INVESTMENTS — 13.0%
AFFILIATED MUTUAL FUND — 12.3%

Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $3,215,087)(w)	3,215,087	$3,215,087

	Notional Amount (000)#
OPTIONS PURCHASED* — 0.7%
Call Options
90 Day Euro Dollar Futures, expiring 03/19/18,
Strike Price $97.75	30	18,075
expiring 06/17/19,
Strike Price $97.75	10	4,300
expiring 03/18/19,
Strike Price $97.88	13	4,469
expiring 09/18/17,
Strike Price $98.00	95	54,149
expiring 12/17/18,
Strike Price $98.00	13	3,563
expiring 06/19/17,
Strike Price $98.13	95	55,575
expiring 09/17/18,
Strike Price $98.13	10	2,350
expiring 06/18/18,
Strike Price $98.25	5	925
expiring 06/19/17,
Strike Price $98.50	8	1,594
expiring 12/18/17,
Strike Price $98.88	85	48,875

TOTAL OPTIONS PURCHASED (cost $228,580)		193,875

TOTAL SHORT-TERM INVESTMENTS (cost $3,443,667)		3,408,962

TOTAL INVESTMENTS — 100.5% (cost $25,314,954)		26,332,011
Liabilities in excess of other assets(z) — (0.5)%		(129,383)

NET ASSETS — 100.0%		$26,202,628

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Notional amount is shown in U.S. dollars unless otherwise stated.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Deprecation)
Long Positions:
89	90 Day Euro Dollar	Dec. 2017	$21,901,192	$21,905,125	$3,933
4	FTSE 100 Index	Jun. 2017	365,345	364,618	(727)
2	Hang Seng China Enterprises Index	Apr. 2017	134,646	132,381	(2,265)
2	IBEX 35 Index	Apr. 2017	212,545	222,168	9,623
8	Russell 2000 Mini Index	Jun. 2017	545,267	553,760	8,493
23	S&P 500 E-Mini Index	Jun. 2017	2,718,918	2,713,080	(5,838)
11	SGX Nifty 50 Index	Apr. 2017	200,048	202,356	2,308
8	SGX MSCI Singapore Index	Apr. 2017	196,900	199,793	2,893

					18,420

Short Positions:
89	90 Day Euro Dollar	Mar. 2020	21,701,474	21,724,900	(23,426)
8	30 Year Euro Buxl	Jun. 2017	1,413,664	1,438,563	(24,899)
7	FTSE 250 Index	Jun. 2017	328,637	330,113	(1,476)
17	SGX FTSE China A50 Index	Apr. 2017	177,926	177,693	233

					(49,568)

					$(31,148)

Cash and foreign currency of $135,571 has been segregated with Barclays Capital Group to cover requirements for open futures contracts at March 31, 2017.

Forward foreign currency exchange contracts outstanding at March 31, 2017:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 04/04/17	Morgan Stanley	BRL	360	$ 115,174	$114,889	$(285)
Expiring 05/03/17	Morgan Stanley	BRL	360	114,189	114,127	(62)
Chinese Renminbi,
Expiring 06/21/17	Morgan Stanley	CNH	10	1,441	1,446	5
Czech Koruna,
Expiring 06/21/17	Morgan Stanley	CZK	9,800	384,465	391,197	6,732
Euro,
Expiring 06/21/17	Morgan Stanley	EUR	10	10,846	10,711	(135)
Hungarian Forint,
Expiring 06/21/17	Morgan Stanley	HUF	2,000	7,020	6,934	(86)
Indian Rupee,
Expiring 06/21/17	Morgan Stanley	INR	15,500	229,524	236,035	6,511
Indonesian Rupiah,
Expiring 06/21/17	Morgan Stanley	IDR	90,000	6,701	6,692	(9)
Expiring 06/21/17	Morgan Stanley	IDR	3,060,000	226,566	227,559	993
Japanese Yen,
Expiring 06/21/17	Morgan Stanley	JPY	1,000	9,049	9,012	(37)
New Taiwanese Dollar,
Expiring 06/21/17	Morgan Stanley	TWD	6,000	197,759	198,495	736
Norwegian Krone,
Expiring 06/21/17	Morgan Stanley	NOK	1,000	118,168	116,567	(1,601)
Russian Ruble,
Expiring 06/21/17	Morgan Stanley	RUB	250	4,207	4,358	151
Expiring 06/21/17	Morgan Stanley	RUB	250	4,237	4,358	121
Expiring 06/21/17	Morgan Stanley	RUB	6,500	108,415	113,305	4,890
South African Rand,
Expiring 06/21/17	Morgan Stanley	ZAR	1,540	119,283	113,139	(6,144)
South Korean Won,
Expiring 06/21/17	Morgan Stanley	KRW	260,000	225,221	232,723	7,502

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Swedish Krona,
Expiring 06/21/17	Morgan Stanley	SEK	2,400	$ 266,100	$ 268,934	$ 2,834
Turkish Lira,
Expiring 06/21/17	Morgan Stanley	TRY	10	2,687	2,687	—
Expiring 06/21/17	Morgan Stanley	TRY	560	147,029	150,467	3,438
Expiring 06/21/17	Morgan Stanley	TRY	10	2,611	2,687	76

				$2,300,692	$2,326,322	25,630

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 06/21/17	Morgan Stanley	AUD	490	$ 371,547	$ 373,787	$ (2,240)
Expiring 06/21/17	Morgan Stanley	AUD	20	15,286	15,257	29
Brazilian Real,
Expiring 04/04/17	Morgan Stanley	BRL	360	114,869	114,889	(20)
British Pound,
Expiring 06/21/17	Morgan Stanley	GBP	715	880,348	897,644	(17,296)
Expiring 06/21/17	Morgan Stanley	GBP	95	118,904	119,268	(364)
Expiring 06/21/17	Morgan Stanley	GBP	15	18,745	18,831	(86)
Chilean Peso,
Expiring 06/21/17	Morgan Stanley	CLP	5,000	7,504	7,548	(44)
Expiring 06/21/17	Morgan Stanley	CLP	100,000	153,304	150,953	2,351
Chinese Renminbi,
Expiring 06/21/17	Morgan Stanley	CNH	1,050	151,471	151,820	(349)
Expiring 06/21/17	Morgan Stanley	CNH	10	1,435	1,446	(11)
Expiring 06/21/17	Morgan Stanley	CNH	20	2,878	2,892	(14)
Danish Krone,
Expiring 06/21/17	Morgan Stanley	DKK	570	81,034	82,086	(1,052)
Euro,
Expiring 06/21/17	Morgan Stanley	EUR	70	75,082	74,975	107
Expiring 06/21/17	Morgan Stanley	EUR	1,400	1,477,704	1,499,506	(21,802)
Expiring 06/21/17	Morgan Stanley	EUR	510	538,306	546,248	(7,942)
Hong Kong Dollar,
Expiring 06/21/17	Morgan Stanley	HKD	60	7,735	7,734	1
Expiring 06/21/17	Morgan Stanley	HKD	1,210	156,051	155,968	83
Hungarian Forint,
Expiring 06/21/17	Morgan Stanley	HUF	2,000	6,950	6,933	17
Expiring 06/21/17	Morgan Stanley	HUF	44,000	150,165	152,546	(2,381)
Indian Rupee,
Expiring 06/21/17	Morgan Stanley	INR	500	7,577	7,614	(37)
Israeli Shekel,
Expiring 06/21/17	Morgan Stanley	ILS	40	10,993	11,071	(78)
Japanese Yen,
Expiring 06/21/17	Morgan Stanley	JPY	1,000	8,867	9,012	(145)
Expiring 06/21/17	Morgan Stanley	JPY	134,000	1,176,836	1,207,626	(30,790)
Expiring 06/21/17	Morgan Stanley	JPY	26,000	228,341	234,315	(5,974)
New Taiwanese Dollar,
Expiring 06/21/17	Morgan Stanley	TWD	300	9,731	9,925	(194)
Expiring 06/21/17	Morgan Stanley	TWD	16,500	540,010	545,861	(5,851)
New Zealand Dollar,
Expiring 06/21/17	Morgan Stanley	NZD	10	7,056	6,995	61
Norwegian Krone,
Expiring 06/21/17	Morgan Stanley	NOK	300	35,456	34,970	486
Russian Ruble,
Expiring 06/21/17	Morgan Stanley	RUB	250	4,236	4,358	(122)

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Singapore Dollar,
Expiring 06/21/17	Morgan Stanley	SGD	90	$63,936	$64,379	$(443)
South African Rand,
Expiring 06/21/17	Morgan Stanley	ZAR	70	5,488	5,143	345
South Korean Won,
Expiring 06/21/17	Morgan Stanley	KRW	480,000	424,122	429,643	(5,521)
Swedish Krona,
Expiring 06/21/17	Morgan Stanley	SEK	1,275	141,447	142,871	(1,424)
Expiring 06/21/17	Morgan Stanley	SEK	75	8,428	8,405	23
Swiss Franc,
Expiring 06/21/17	Morgan Stanley	CHF	430	427,315	431,464	(4,149)
Expiring 06/21/17	Morgan Stanley	CHF	120	119,251	120,409	(1,158)
Expiring 06/21/17	Morgan Stanley	CHF	10	10,042	10,034	8
Turkish Lira,
Expiring 06/21/17	Morgan Stanley	TRY	20	5,386	5,374	12

				$7,563,836	$7,669,800	(105,964)

						$(80,334)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	-	unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	-	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Fund	$3,215,087	$—	$—
Unaffiliated Exchange Traded Funds	12,824,353	—	—
Unaffiliated Funds	10,098,696	—	—
Options Purchased	193,875	—	—
Other Financial Instruments*
Futures Contracts	(31,148)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(80,334)	—

Total	$26,300,863	$(80,334)	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Equity contracts	$13,244
Foreign exchange contracts	(80,334)
Interest rate contracts	149,483

Total	$82,393

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 96.1%
ASSET-BACKED SECURITIES — 16.8%
Collateralized Loan Obligations — 6.5%
Acis CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A
1.894%(c)	04/18/24		4,501	$4,499,734
Series 2013-1A, Class B, 144A
2.974%(c)	04/18/24		888	888,039
Series 2013-1A, Class C, 144A
3.974%(c)	04/18/24		561	561,268
Apidos CLO X (Cayman Islands),
Series 2012-10A, Class A, 144A
2.459%(c)	10/30/22		6,843	6,850,541
Birchwood Park CLO Ltd. (Cayman Islands),
Series 2014-1A, Class AR, 144A
2.200%(c)	07/15/26		2,350	2,350,045
Crown Point CLO Ltd. (Cayman Islands),
Series 2012-1A, Class ACOM, 144A
1.790%(s)	11/21/22		516	515,308
Gale Force 3 CLO Ltd. (Cayman Islands),
Series 2007-3A, Class A1, 144A
1.265%(c)	04/19/21		62	62,442
Grayson CLO Ltd. (Cayman Islands),
Series 2006-1A, Class A1A, 144A
1.279%(c)	11/01/21		750	750,293
Halcyon Loan Advisors Funding Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A
2.173%(c)	04/15/25		2,250	2,242,328
Series 2014-1A, Class A1, 144A
2.554%(c)	04/18/26		3,750	3,751,193
MidOcean Credit CLO lll (Cayman Islands),
Series 2014-3A, Class A, 144A
2.501%(c)	07/21/26		700	700,181
Mountain View CLO Ltd. (Cayman Islands),
Series 2014-1A, Class AR, 144A
2.305%(c)	10/15/26		3,200	3,176,887
Oaktree CLO Ltd. (Cayman Islands),
Series 2014-2A, Class A1AR, 144A^
2.250%(c)	10/20/26	(g)	2,300	2,310,350
OCP CLO Ltd. (Cayman Islands),
Series 2012-2A, Class A1R, 144A
2.450%(c)	11/22/25		2,450	2,447,943
OHA Credit Partners Ltd. (Cayman Islands),
Series 2013-8A, Class A, 144A
2.150%(c)	04/20/25		7,150	7,156,052
Sound Point CLO XI Ltd. (Cayman Islands),
Series 2016-1A, Class A, 144A
2.680%(c)	07/20/28		7,650	7,708,737
Series 2016-1A, Class B1, 144A
3.431%(c)	07/20/28		1,550	1,551,142
Staniford Street Clo Ltd. (Cayman Islands),
Series 2014-1A, Class AR, 144A
2.311%(c)	06/15/25		2,750	2,744,805
Trinitas CLO I Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A
2.553%(c)	04/15/26		1,700	1,701,558

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Venture VIII CDO Ltd.,
Series 2007-8A, Class A2A, 144A
1.261%(c)	07/22/21	228	$227,709

			52,196,555

Non-Residential Mortgage-Backed Securities — 9.0%
Access Group, Inc.,
Series 2015-1, Class A, 144A
1.682%(c)	07/25/56	1,251	1,242,648
Bank of America Student Loan Trust,
Series 2010-1A, Class A, 144A
1.838%(c)	02/25/43	946	940,232
Ecmc Group Student Loan Trust,
Series 2017-1A, Class A, 144A
2.093%(c)	12/27/66	6,750	6,749,195
Education Loan Asset-Backed Trust I,
Series 2013-1, Class A2, 144A
1.782%(c)	04/26/32	5,850	5,693,445
Golden Credit Card Trust (Canada),
Series 2016-5A, Class A, 144A
1.600%	09/15/21	4,300	4,266,728
Higher Education Funding I,
Series 2014-1, Class A, 144A
2.102%(c)	05/25/34	2,909	2,795,117
Master Credit Card Trust II (Canada),
Series 2017-1A, Class A, 144A
2.260%	07/21/21	3,800	3,822,019
Montana Higher Education Student Assistance Corp.,
Series 2012-1, Class A3
2.028%(c)	07/20/43	2,150	2,088,935
Navient Student Loan Trust,
Series 2017-2A, Class A, 144A^
2.079%(c)	12/27/66	7,050	7,050,000
Nelnet Student Loan Trust,
Series 2006-1, Class A6, 144A
1.503%(c)	08/23/36	3,700	3,490,557
New Hampshire Higher Education Loan Corp.,
Series 2011-1, Class A3
1.888%(c)	10/25/37	2,500	2,450,675
North Carolina State Education Assistance Authority,
Series 2010-1, Class A1
1.937%(c)	07/25/41	1,582	1,560,400
PHEAA Student Loan Trust,
Series 2016-1A, Class A, 144A
2.132%(c)	09/25/65	3,937	3,965,931
Scholar Funding Trust,
Series 2010-A, Class A, 144A
1.789%(c)	10/28/41	1,187	1,169,361
SLM Student Loan Trust,
Series 2003-1, Class A5A, 144A
1.241%(c)	12/15/32	2,734	2,570,948
Series 2004-8A, Class A6, 144A
1.668%(c)	01/25/40	2,800	2,694,804
Series 2005-4, Class A3
1.158%(c)	01/25/27	2,340	2,318,410
Series 2005-5, Class A5
1.788%(c)	10/25/40	800	769,868
Series 2007-1, Class A5
1.128%(c)	01/26/26	1,786	1,777,386

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Series 2007-2, Class A4
1.098%(c)	07/25/22	3,150	$3,036,708
Series 2008-2, Class A3
1.788%(c)	04/25/23	212	209,964
Series 2008-4, Class A4
2.688%(c)	07/25/22	1,222	1,243,575
Series 2008-5, Class A4
2.738%(c)	07/25/23	4,145	4,235,353
Series 2012-3, Class A
1.632%(c)	12/27/38	3,062	3,023,422
SunTrust Student Loan Trust,
Series 2006-1A, Class A4, 144A
1.229%(c)	10/28/37	2,852	2,722,204

			71,887,885

Residential Mortgage-Backed Securities — 1.3%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2005-R11, Class M2
1.452%(c)	01/25/36	2,200	1,931,089
Citigroup Mortgage Loan Trust,
Series 2006-HE2, Class M1
1.272%(c)	08/25/36	2,400	2,119,741
Invitation Homes Trust,
Series 2015-SFR2, Class D, 144A
3.243%(c)	06/17/32	800	801,222
Soundview Home Loan Trust,
Series 2007-NS1, Class A3
1.182%(c)	01/25/37	1,902	1,724,591
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-WF3, Class M1
1.232%(c)	09/25/36	4,600	4,020,040

			10,596,683

TOTAL ASSET-BACKED SECURITIES (cost $132,868,147)			134,681,123

CORPORATE BONDS — 14.1%
Belgium — 0.7%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
2.650%	02/01/21	2,200	2,216,544
3.300%	02/01/23	600	610,687
3.650%	02/01/26	3,000	3,033,600

			5,860,831

Brazil — 0.2%
Petrobras Global Finance BV,
Gtd. Notes
6.850%	06/05/15	240	213,900
7.375%	01/17/27	930	983,196
8.375%	05/23/21	670	756,765
8.750%	05/23/26	60	69,450

			2,023,311

France — 0.7%
Dexia Credit Local SA,
Gov’t. Liquid Gtd. Notes, MTN, 144A
1.875%	03/28/19	3,700	3,681,733

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
France (cont’d.)
Electricite de France SA,
Jr. Sub. Notes, EMTN, RegS
4.125%(c)	01/29/49	EUR 1,600	$1,721,435

			5,403,168

Germany — 0.2%
Daimler AG,
Sr. Unsec’d. Notes, EMTN, RegS
1.400%	01/12/24	EUR 950	1,059,443
Deutsche Bank AG,
Sr. Unsec’d. Notes, 144A
4.250%	10/14/21	150	153,731
Sr. Unsec’d. Notes, EMTN
5.125%	08/31/17	EUR 100	108,898
Sr. Unsec’d. Notes, GMTN
2.850%	05/10/19	150	151,022
3.125%	01/13/21	100	100,209

			1,573,303

Italy — 0.4%
Intesa Sanpaolo SpA,
Gtd. Notes
5.250%	01/12/24	250	263,065
UniCredit SpA,
Sub. Notes, EMTN, RegS
6.950%	10/31/22	EUR 2,200	2,757,048

			3,020,113

Japan — 0.1%
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/21	1,050	1,059,463

Mexico — 0.2%
Petroleos Mexicanos,
Gtd. Notes
5.500%	06/27/44	34	30,007
5.625%	01/23/46	20	17,882
6.375%	02/04/21	55	59,660
6.375%	01/23/45	60	58,513
6.625%	06/15/35	30	30,903
Gtd. Notes, EMTN, RegS
5.125%	03/15/23	EUR 710	836,582
Trust F/1401,
Sr. Unsec’d. Notes, RegS
5.250%	12/15/24	400	409,000

			1,442,547

Netherlands — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
3.500%	05/26/22	2,050	2,065,629
3.750%	05/15/19	2,050	2,104,946
4.625%	07/01/22	1,900	2,004,209
ING Bank NV,
Sub. Notes, 144A
5.800%	09/25/23	1,100	1,223,851
Sub. Notes, EMTN, RegS
4.125%(c)	11/21/23	350	356,965

			7,755,600

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Portugal — 1.0%
EDP Finance BV,
Sr. Unsec’d. Notes, EMTN, RegS
2.625%	01/18/22	EUR 700	$798,534
4.125%	01/20/21	EUR 5,950	7,121,872

			7,920,406

Switzerland — 0.6%
Credit Suisse AG,
Sub. Notes, RegS
5.750%(c)	09/18/25	EUR 1,100	1,314,302
Glencore Funding LLC,
Gtd. Notes, 144A
4.125%	05/30/23	1,850	1,885,687
UBS Group Funding Jersey Ltd.,
Gtd. Notes, 144A
4.125%	09/24/25	1,500	1,525,379

			4,725,368

United Kingdom — 1.3%
Aviva PLC,
Jr. Sub. Notes
6.125%(c)	09/29/22	GBP 300	409,322
Sub. Notes, EMTN, RegS
5.125%(c)	06/04/50	GBP 100	127,901
Sub. Notes, RegS
6.125%(c)	11/14/36	GBP 150	210,902
Barclays Bank PLC,
Sub. Notes, EMTN, RegS
10.000%	05/21/21	GBP 650	1,046,520
Sub. Notes, RegS
10.179%	06/12/21	750	940,530
Barclays PLC,
Sr. Unsec’d. Notes
3.684%	01/10/23	900	904,265
4.337%	01/10/28	900	898,224
BAT International Finance PLC,
Gtd. Notes, 144A
3.950%	06/15/25	250	255,580
Gtd. Notes, EMTN, RegS
1.250%	03/13/27	EUR 950	985,845
BP Capital Markets PLC,
Gtd. Notes
3.017%	01/16/27	550	527,902
3.814%	02/10/24	200	207,338
Gtd. Notes, EMTN, RegS
0.830%	09/19/24	EUR 850	896,205
HSBC Bank PLC,
Sr. Unsec’d. Notes, MTN, 144A
18.253%(s)	09/14/17(g)	EGP 8,700	444,467
Santander UK PLC,
Sub. Notes, 144A
5.000%	11/07/23	1,200	1,250,352
Standard Life PLC,
Gtd. Notes
6.546%(c)	11/29/49	GBP 950	1,284,044

			10,389,397

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States — 7.7%
Actavis Funding SCS,
Gtd. Notes
3.000%	03/12/20	250	$254,267
American International Group, Inc.,
Sr. Unsec’d. Notes
3.875%	01/15/35	350	319,815
4.800%	07/10/45	450	448,842
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24	50	48,752
6.450%	09/15/36	900	1,062,261
Apache Corp.,
Sr. Unsec’d. Notes
4.250%	01/15/44	200	187,600
AT&T, Inc.,
Sr. Unsec’d. Notes
4.500%	03/09/48	500	444,620
4.750%	05/15/46	400	373,235
Bank of America Corp.,
Sr. Unsec’d. Notes
2.600%	01/15/19	1,650	1,667,180
Sr. Unsec’d. Notes, GMTN
3.500%	04/19/26	1,900	1,873,647
Sr. Unsec’d. Notes, MTN
3.248%	10/21/27	1,250	1,189,798
3.824%(c)	01/20/28	1,850	1,853,102
3.875%	08/01/25	2,050	2,086,340
Sub. Notes
4.183%	11/25/27	1,550	1,555,633
6.110%	01/29/37	275	321,273
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes, 144A
3.000%	01/15/22	500	499,363
3.625%	01/15/24	650	654,791
3.875%	01/15/27	600	603,163
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.150%	07/01/23	1,550	1,583,953
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.579%	07/23/20	400	411,455
4.908%	07/23/25	1,100	1,162,335
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.200%	10/21/26	1,400	1,339,188
Devon Energy Corp.,
Sr. Unsec’d. Notes
3.250%	05/15/22	150	148,595
4.750%	05/15/42	700	674,223
5.000%	06/15/45	500	501,667
5.600%	07/15/41	50	52,877
Enterprise Products Operating LLC,
Gtd. Notes
2.850%	04/15/21	700	703,037
3.750%	02/15/25	300	301,711
Exelon Corp.,
Jr. Sub. Notes
3.500%	06/01/22	950	958,770

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sr. Unsec’d. Notes
3.400%	04/15/26	2,050	$2,016,228
Forest Laboratories LLC,
Gtd. Notes, 144A
5.000%	12/15/21	600	650,179
HCP, Inc.,
Sr. Unsec’d. Notes
4.250%	11/15/23	700	723,369
5.375%	02/01/21	600	653,532
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.300%	04/01/26	4,800	4,696,627
3.900%	07/15/25	950	981,993
Sr. Unsec’d. Notes, MTN
2.295%	08/15/21	200	197,923
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.950%	09/01/22	1,780	1,818,512
4.250%	09/01/24	250	253,142
4.300%	05/01/24	50	50,824
Kinder Morgan, Inc.,
Gtd. Notes
4.300%	06/01/25	1,050	1,072,688
Gtd. Notes, 144A
5.000%	02/15/21	200	213,595
Kraft Heinz Foods Co.,
Gtd. Notes
2.800%	07/02/20	200	202,724
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.750%	12/09/20	100	101,344
MetLife, Inc.,
Sr. Unsec’d. Notes
3.600%	04/10/24	110	113,722
4.368%	09/15/23	500	538,315
Morgan Stanley,
Sr. Unsec’d. Notes
3.625%	01/20/27	1,900	1,886,122
Sr. Unsec’d. Notes, GMTN
2.375%	03/31/21	EUR 150	172,022
3.700%	10/23/24	1,750	1,775,151
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26	900	859,028
4.300%	01/27/45	200	197,824
5.625%	09/23/19	400	431,917
Sub. Notes, MTN
3.950%	04/23/27	550	544,714
Mylan NV,
Gtd. Notes
3.950%	06/15/26	1,750	1,712,942
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.500%	12/15/26	1,550	1,580,614
4.700%	06/15/44	650	588,251
Reynolds American, Inc.,
Gtd. Notes
4.000%	06/12/22	400	419,827
5.850%	08/15/45	1,600	1,879,048

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	03/01/25	1,200	$1,300,973
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.875%	12/15/21	850	866,455
Ventas Realty LP,
Gtd. Notes
3.750%	05/01/24	250	251,111
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	08/15/26	4,350	3,972,172
3.500%	11/01/24	2,200	2,181,511
4.500%	09/15/20	300	319,315
5.150%	09/15/23	500	550,299
Sr. Unsec’d. Notes, 144A
2.946%	03/15/22	562	559,763
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
2.600%	06/01/21	700	700,845
3.450%	06/01/26	750	733,319
Williams Partners LP,
Sr. Unsec’d. Notes
3.600%	03/15/22	450	456,470

			61,505,903

TOTAL CORPORATE BONDS (cost $113,327,721)			112,679,410

FOREIGN GOVERNMENT BONDS — 45.5%
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, RegS
1.750%	11/21/20	AUD 4,365	3,301,936
2.750%	10/21/19	AUD 73,240	57,217,120
3.250%	04/21/25	AUD 7,895	6,321,742
Brazil Notas do Tesouro Nacional (Brazil),
Notes
6.000%	08/15/50	BRL 1,494	1,597,613
Canada Housing Trust No. 1 (Canada),
Gov’t. Gtd. Notes, 144A
2.350%	12/15/18	CAD 1,800	1,387,361
Canadian Government Bond (Canada),
Bonds
2.750%	12/01/48	CAD 2,070	1,706,775
3.500%	06/01/20	CAD 6,010	4,883,066
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.125%	01/21/26	2,144	2,177,232
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.500%	01/28/26	480	506,400
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK 4,255	1,028,733
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, RegS
5.500%	01/27/25	380	386,175
5.875%	04/18/24	320	334,800
6.850%	01/27/45	1,430	1,476,475

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes, EMTN, RegS
0.400%	05/31/26	EUR 2,500	$2,596,252
2.350%	07/29/44	EUR 1,000	1,185,502
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, RegS, 144A
3.375%	04/15/20(g)	EUR 2,060	2,458,326
French Republic Government Bond OAT (France),
Bonds, RegS
0.522%(s)	05/25/21	EUR 12,950	13,871,937
4.500%	04/25/41	EUR 1,400	2,271,800
French Treasury Note BTAN (France),
Notes, RegS
1.000%	07/25/17	EUR 840	900,416
Honduras Government International Bond (Honduras),
Sr. Unsec’d. Notes, RegS
7.500%	03/15/24	200	219,750
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, MTN, 144A
4.750%	01/08/26	1,800	1,916,717
Sr. Unsec’d. Notes, MTN, RegS
4.125%	01/15/25	1,210	1,240,903
5.125%	01/15/45	1,360	1,441,219
5.875%	01/15/24	200	226,802
6.750%	01/15/44	640	822,697
Israel Government Bond (Israel),
Bonds
1.750%	08/31/25	ILS 2,680	730,266
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
0.100%	04/15/19	EUR 12,080	12,883,658
3.750%	09/01/24	EUR 6,550	7,927,109
4.250%	09/01/19	EUR 5,820	6,793,725
Bonds, TIPS, RegS
2.150%	11/12/17	EUR 3,100	3,381,929
Bonds, RegS, 144A
2.800%	03/01/67(g)	EUR 2,290	2,051,028
Bonds, RegS
5.000%	09/01/40	EUR 1,470	2,025,093
Japan Government Five Year Bond (Japan),
Sr. Unsec’d. Notes
0.100%	06/20/20	JPY 285,750	2,588,767
0.100%	12/20/20	JPY 3,094,800	28,062,800
0.100%	09/20/21	JPY 756,000	6,862,807
0.200%	09/20/18	JPY 1,844,800	16,677,270
Japan Government Forty Year Bond (Japan),
Sr. Unsec’d. Notes
1.400%	03/20/55	JPY 161,400	1,660,232
Japan Government Ten Year Bond (Japan),
Sr. Unsec’d. Notes
0.100%	06/20/26	JPY 883,750	7,980,660
0.100%	09/20/26	JPY 512,150	4,621,909
0.400%	09/20/25	JPY 380,000	3,523,559
Japan Government Thirty Year Bond (Japan),
Sr. Unsec’d. Notes
1.400%	09/20/45	JPY 985,900	10,171,250
2.500%	06/20/36	JPY 176,000	2,122,971
Japan Government Twenty Year Bond (Japan),
Sr. Unsec’d. Notes
1.200%	03/20/35	JPY 2,083,350	20,870,178

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
2.200%	06/20/24	JPY 1,229,000	$12,826,397
Japan Government Two Year Bond (Japan),
Sr. Unsec’d. Notes
0.100%	12/15/18	JPY 1,558,700	14,082,623
Japanese Government CPI Linked Bond (Japan),
Sr. Unsec’d. Notes, TIPS
0.100%	03/10/25	JPY 1,548,100	14,592,331
0.100%	03/10/26	JPY 1,249,000	11,794,893
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, MTN, RegS
5.125%	07/21/25	750	814,650
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, RegS
3.750%	06/22/45	EUR 1,890	2,905,819
Mexican Bonos (Mexico),
Bonds
8.000%	11/07/47	MXN 66	3,719
10.000%	12/05/24	MXN 31,978	2,009,216
Sr. Unsec’d. Notes
7.750%	11/23/34	MXN 93	5,163
Poland Government Bond (Poland),
Bonds
5.750%	10/25/21	PLN 4,680	1,330,821
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
4.650%	12/18/18	CAD 1,300	1,039,071
Unsec’d. Notes
2.850%	06/18/25	CAD 3,800	3,002,367
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.600%	06/02/25	CAD 5,000	3,854,081
4.650%	06/02/41	CAD 2,700	2,519,425
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, RegS, 144A
4.150%	03/15/37(g)	EUR 1,140	1,863,759
South Africa Government Bond (South Africa),
Bonds
8.250%	03/31/32	ZAR 12,360	834,904
8.875%	02/28/35	ZAR 12,150	851,462
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, RegS, 144A
4.850%	10/31/20(g)	EUR 2,970	3,710,076
5.900%	07/30/26	EUR 8,800	12,952,442
Swiss Confederation Government Bond (Switzerland),
Bonds, RegS
2.250%	07/06/20	CHF 900	988,100
4.000%	04/08/28	CHF 300	433,505
United Kingdom Gilt (United Kingdom),
Bonds, RegS
0.500%	07/22/22	GBP 1,730	2,162,096
2.000%	07/22/20	GBP 1,230	1,631,057
3.500%	07/22/68	GBP 1,720	3,618,984
Unsec’d. Notes, RegS
3.500%	01/22/45	GBP 900	1,556,149
4.500%	09/07/34	GBP 5,570	10,064,103

TOTAL FOREIGN GOVERNMENT BONDS (cost $362,512,256)			363,860,173

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS — 0.6%
Puerto Rico — 0.6%
Commonwealth of Puerto Rico (Puerto Rico),
General Obligation Unlimited,
6.000%	07/01/39(g)	1,120	$660,800
6.000%	07/01/39(g)	100	59,000
8.000%	07/01/35(g)	690	428,663
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico),
Revenue Bonds,
5.000%	07/01/33	5	3,769
5.250%	07/01/42	900	665,991
6.000%	07/01/38	5	3,828
Puerto Rico Sales Tax Financing Corp. (Puerto Rico),
Revenue Bonds,
5.250%	08/01/41	430	176,300
5.375%	08/01/39	3,150	1,291,500
6.000%	08/01/42	75	30,750
6.500%	08/01/44	2,605	1,074,563
5.500%	08/01/28	25	10,250
6.750%	08/01/32	915	379,725

TOTAL MUNICIPAL BONDS (cost $5,207,860)			4,785,139

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.6%
Citigroup Mortgage Loan Trust,
Series 2007-AR5, Class 1A2A
3.314%(c)	04/25/37	1,714	1,481,862
DSLA Mortgage Loan Trust,
Series 2006-AR2, Class 2A1A
1.178%(c)	10/19/36	2,965	2,443,803
Fannie Mae Connecticut Avenue Securities,
Series 2016-C04, Class 1M2
5.232%(c)	01/25/29	470	498,943
Freddie Mac REMICS,
Series 4286, Class SN, IO
5.088%(c)	12/15/43(g)	18,818	3,282,289
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DN1, Class M3
5.132%(c)	01/25/25	1,500	1,599,608
Series 2015-HQ1, Class M3
4.782%(c)	03/25/25	250	268,905
Series 2015-HQA2, Class M3
5.782%(c)	05/25/28	1,770	1,951,733
Series 2016-DNA3, Class M3
5.982%(c)	12/25/28	650	717,532
Series 2016-DNA4, Class M3
4.782%(c)	03/25/29	400	413,018
Government National Mortgage Assoc.,
Series 2013-113, Class SD, IO
5.772%(c)	08/16/43(g)	233	42,437
Series 2013-124, Class CS, IO
5.072%(c)	08/20/43(g)	3,649	626,542
Series 2014-117, Class SJ, IO
4.622%(c)	08/20/44(g)	10,421	1,588,409
Series 2014-158, Class SA, IO
4.672%(c)	10/16/44(g)	4,962	743,577
GreenPoint MTA Trust,
Series 2005-AR1, Class A2
1.422%(c)	06/25/45	1,991	1,736,259

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Impac Secured Assets Trust,
Series 2007-1, Class A2
1.142%(c)	03/25/37	492	$413,359
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR8, Class A3A
1.212%(c)	07/25/46	2,716	2,340,179
JP Morgan Alternative Loan Trust,
Series 2008-R2, Class A1, 144A
6.000%	11/25/36	2,114	1,726,936
Mortgage Repurchase Agreement Financing Trust,
Series 2016-1, Class A1, 144A^
1.758%(c)	04/10/19	2,500	2,500,000
Series 2016-1, Class A2, 144A^
1.808%(c)	04/10/19	1,400	1,400,000
Series 2016-2, Class A, 144A
2.158%(c)	03/10/19	3,875	3,875,909
Series 2016-3, Class A1, 144A
1.858%(c)	11/10/18	1,100	1,100,138
Station Place Securitization Trust,
Series 2015-2, Class A, 144A^
1.941%(c)	05/15/18	2,000	2,000,000
Structured Asset Mortgage Investments II Trust,
Series 2006-AR1, Class 2A1
1.212%(c)	02/25/36	441	396,598
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR11, Class 2A
2.116%(c)	09/25/46	1,242	1,197,856
Series 2006-AR9, Class 1A
1.638%(c)	08/25/46	2,930	2,573,667

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $36,679,095)			36,919,559

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.2%
Federal Home Loan Banks, Bonds
2.625%	09/12/25	3,700	3,691,560
Federal Home Loan Mortgage Corp.
4.000%	06/01/40	18	19,289
4.000%	02/01/41	129	135,943
4.000%	02/01/41	75	78,994
4.000%	11/01/41	15	15,806
Federal National Mortgage Assoc.
3.500%	08/01/45	6,358	6,537,893
5.000%	02/01/38	22	23,915
5.000%	02/01/38	19	20,988
Government National Mortgage Assoc.
4.000%	TBA(t)	29,000	30,628,985
4.000%	10/20/43	7,392	7,838,392
4.000%	07/20/45	9,296	9,825,241
4.000%	09/20/45	2,939	3,105,988
4.000%	10/20/45	2,431	2,571,721
4.000%	11/20/45	922	974,643
4.000%	01/20/46	4,713	4,981,920
4.000%	02/20/46	901	952,147
4.000%	03/20/46	5,125	5,417,356
4.000%	04/20/46	5,335	5,638,548
4.000%	05/20/46	1,838	1,942,732

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.000%	10/20/46	1,081	$1,142,436
4.000%	11/20/46	3,783	3,998,112

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $89,734,466)			89,542,609

U.S. TREASURY OBLIGATIONS — 3.3%
U.S. Treasury Inflation Indexed Bonds, TIPS
0.250%	01/15/25	5,900	5,996,528
0.375%	07/15/23	5,044	5,346,356
U.S. Treasury Notes
2.125%	03/31/24	14,050	13,967,133
U.S. Treasury Strips Coupon
2.341%(s)	11/15/36	2,230	1,237,728

TOTAL U.S. TREASURY OBLIGATIONS (cost $26,680,626)			26,547,745

TOTAL LONG-TERM INVESTMENTS (cost $767,010,171)			769,015,758

		Shares
SHORT-TERM INVESTMENTS — 2.2%
AFFILIATED MUTUAL FUNDS

Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)		17,678,914	17,678,914
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund(w)		2,646	2,647

TOTAL SHORT-TERM INVESTMENTS (cost $17,681,561)			17,681,561

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SECURITY SOLD SHORT — (0.4)%
U.S. GOVERNMENT AGENCY OBLIGATION - SHORT
Federal National Mortgage Assoc. (proceeds received $3,041,250)
3.500%	TBA(t)	3,000	$(3,068,672)

TOTAL INVESTMENTS — 97.9% (cost $781,650,482)			783,628,647
Other assets in excess of liabilities(z) — 2.1%			17,018,713

NET ASSETS — 100.0%			$800,647,360

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $15,260,350 and 1.9% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $20,269,723 is approximately 2.5% of net assets.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(t)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $32,000,000 is approximately 4.0% of net assets.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
273	90 Day Sterling	Jun. 2017	$42,571,274	$42,599,065	$27,791
273	90 Day Sterling	Sep. 2017	42,554,172	42,575,550	21,378
273	90 Day Sterling	Dec. 2017	42,532,795	42,554,172	21,377
150	2 Year U.S. Treasury Notes	Jun. 2017	32,444,531	32,467,969	23,438
132	5 Year Euro-Bobl	Jun. 2017	18,552,775	18,559,816	7,041
67	10 Year Euro-Bund	Jun. 2017	11,496,000	11,537,626	41,626
54	10 Year U.K. Gilt	Jun. 2017	8,475,215	8,631,611	156,396
643	10 Year U.S. Treasury Notes	Jun. 2017	79,689,388	80,093,688	404,300
42	30 Year Euro Buxl	Jun. 2017	7,459,348	7,552,455	93,107
270	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	43,162,031	43,368,750	206,719
57	Euro Schatz. DUA Index	Jun. 2017	6,826,282	6,825,370	(912)
107	Euro-OAT	Jun. 2017	16,773,731	16,784,314	10,583

					1,012,844

Short Positions:
1,573	5 Year U.S. Treasury Notes	Jun. 2017	184,737,350	185,183,884	(446,534)

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Futures contracts outstanding at March 31, 2017 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Short Positions (cont’d.):
237	20 Year U.S. Treasury Bonds	Jun. 2017	$35,544,206	$35,749,969	$(205,763)

					(652,297)

					$360,547

Cash and foreign currency of $2,321,828 has been segregated with Credit Suisse First Boston Corp. to cover requirements for open futures contracts at March 31, 2017.

Forward foreign currency exchange contracts outstanding at March 31, 2017:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 04/03/17	Morgan Stanley	ARS	12,676	$799,234	$822,760	$23,526
Expiring 04/10/17	Morgan Stanley	ARS	4,371	270,630	282,876	12,246
Expiring 04/17/17	Morgan Stanley	ARS	8,648	545,661	558,139	12,478
Expiring 04/17/17	Morgan Stanley	ARS	4,105	260,130	264,912	4,782
Expiring 04/24/17	Morgan Stanley	ARS	3,570	216,112	229,748	13,636
Expiring 04/24/17	Morgan Stanley	ARS	11,373	688,750	731,898	43,148
Expiring 04/24/17	Morgan Stanley	ARS	6,132	380,897	394,636	13,739
Expiring 07/06/17	Morgan Stanley	ARS	12,676	786,465	788,618	2,153
Australian Dollar,
Expiring 06/21/17	Morgan Stanley	AUD	2,380	1,785,231	1,815,656	30,425
Expiring 06/21/17	Morgan Stanley	AUD	1,174	899,723	895,561	(4,162)
Expiring 06/21/17	Morgan Stanley	AUD	1,206	905,513	919,972	14,459
Expiring 06/21/17	Morgan Stanley	AUD	1,208	905,275	921,497	16,222
Expiring 06/21/17	Morgan Stanley Morgan Stanley	AUD	1,205	905,202	919,209	14,007
Expiring 06/21/17	Morgan Stanley	AUD	1,184	908,848	903,458	(5,390)
Expiring 06/21/17	Morgan Stanley	AUD	1,173	898,350	894,798	(3,552)
Expiring 06/21/17	Morgan Stanley	AUD	1,103	835,726	841,272	5,546
Expiring 06/21/17	Morgan Stanley	AUD	1,202	904,589	916,920	12,331
Expiring 06/21/17	Morgan Stanley	AUD	1,171	898,608	893,273	(5,335)
Expiring 06/21/17	Morgan Stanley	AUD	3,552	2,704,468	2,709,568	5,100
Expiring 06/21/17	Morgan Stanley	AUD	1,201	905,134	916,158	11,024
Expiring 06/21/17	Morgan Stanley	AUD	662	502,830	505,134	2,304
Expiring 06/21/17	Morgan Stanley	AUD	5,831	4,485,089	4,448,056	(37,033)
Expiring 06/21/17	Morgan Stanley	AUD	1,202	905,863	916,920	11,057
Expiring 06/21/17	Morgan Stanley	AUD	1,178	898,997	898,613	(384)
Brazilian Real,
Expiring 04/04/17	Morgan Stanley	BRL	3,028	947,767	966,178	18,411
Expiring 04/04/17	Morgan Stanley	BRL	2,806	897,000	895,637	(1,363)
Expiring 04/04/17	Morgan Stanley	BRL	1,127	360,000	359,642	(358)
Expiring 04/04/17	Morgan Stanley	BRL	20,429	6,613,378	6,519,542	(93,836)
Expiring 04/04/17	Morgan Stanley	BRL	5,751	1,816,000	1,835,235	19,235
Expiring 04/04/17	Morgan Stanley	BRL	5,625	1,796,000	1,795,192	(808)
Expiring 04/04/17	Morgan Stanley	BRL	2,820	897,000	900,089	3,089
Expiring 04/04/17	Morgan Stanley	BRL	2,811	899,000	896,992	(2,008)
Expiring 04/04/17	Morgan Stanley	BRL	2,294	739,269	732,031	(7,238)
Expiring 04/04/17	Morgan Stanley	BRL	1,682	540,000	536,890	(3,110)
Expiring 04/04/17	Morgan Stanley	BRL	1,519	478,624	484,779	6,155
Expiring 04/04/17	Morgan Stanley	BRL	1,160	363,000	370,233	7,233
Expiring 04/04/17	Morgan Stanley	BRL	1,130	361,000	360,475	(525)
Expiring 04/04/17	Morgan Stanley	BRL	2,850	908,000	909,405	1,405
Expiring 04/04/17	Morgan Stanley	BRL	1,999	647,000	638,006	(8,994)
Expiring 04/04/17	Morgan Stanley	BRL	1,583	505,000	505,229	229
Expiring 04/04/17	Morgan Stanley	BRL	1,190	385,000	379,660	(5,340)
Expiring 06/02/17	Morgan Stanley	BRL	32,821	10,346,612	10,329,321	(17,291)

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
British Pound,
Expiring 06/21/17	Morgan Stanley	GBP	738	$909,454	$926,450	$16,996
Expiring 06/21/17	Morgan Stanley	GBP	733	914,221	920,487	6,266
Expiring 06/21/17	Morgan Stanley	GBP	746	908,378	936,563	28,185
Expiring 06/21/17	Morgan Stanley	GBP	725	902,288	910,199	7,911
Expiring 06/21/17	Morgan Stanley	GBP	725	902,806	910,198	7,392
Expiring 06/21/17	Morgan Stanley	GBP	758	941,655	951,467	9,812
Expiring 06/21/17	Morgan Stanley	GBP	745	909,779	935,307	25,528
Expiring 06/21/17	Morgan Stanley	GBP	728	902,727	913,965	11,238
Expiring 06/21/17	Morgan Stanley	GBP	746	908,815	936,564	27,749
Expiring 06/21/17	Morgan Stanley	GBP	745	908,602	935,308	26,706
Canadian Dollar,
Expiring 06/21/17	Morgan Stanley	CAD	8,746	6,503,553	6,584,464	80,911
Expiring 06/21/17	Morgan Stanley	CAD	1,200	900,000	903,446	3,446
Expiring 06/21/17	Morgan Stanley	CAD	1,197	900,000	901,443	1,443
Expiring 06/21/17	Morgan Stanley	CAD	3,629	2,704,000	2,732,073	28,073
Expiring 06/21/17	Morgan Stanley	CAD	626	467,678	471,042	3,364
Expiring 06/21/17	Morgan Stanley	CAD	3,597	2,692,500	2,707,860	15,360
Expiring 06/21/17	Morgan Stanley	CAD	2,391	1,795,000	1,800,178	5,178
Expiring 06/21/17	Morgan Stanley	CAD	1,199	900,000	902,863	2,863
Expiring 06/21/17	Morgan Stanley	CAD	1,199	900,000	902,511	2,511
Expiring 06/21/17	Morgan Stanley	CAD	563	420,767	423,854	3,087
Expiring 06/21/17	Morgan Stanley	CAD	721	539,515	542,994	3,479
Chilean Peso,
Expiring 04/20/17	Morgan Stanley	CLP	248,620	376,412	376,386	(26)
Expiring 06/15/17	Morgan Stanley	CLP	144,507	220,858	218,200	(2,658)
Chinese Renminbi,
Expiring 04/05/17	Morgan Stanley	CNH	8,624	1,212,374	1,254,463	42,089
Expiring 04/11/17	Morgan Stanley	CNH	22,682	3,267,417	3,297,844	30,427
Expiring 06/21/17	Morgan Stanley	CNH	11,779	1,687,114	1,703,075	15,961
Expiring 06/21/17	Morgan Stanley	CNH	893,294	1,291,680	1,291,620	(60)
Expiring 06/21/17	Morgan Stanley	CNH	620,853	897,000	897,695	695
Expiring 06/21/17	Morgan Stanley	CNH	6,244	902,000	902,786	786
Colombian Peso,
Expiring 04/07/17	Morgan Stanley	COP	1,080,931	363,000	375,613	12,613
Expiring 04/17/17	Morgan Stanley	COP	1,051,200	360,000	364,775	4,775
Expiring 05/03/17	Morgan Stanley	COP	1,045,353	362,000	361,936	(64)
Expiring 06/16/17	Morgan Stanley	COP	6,421,649	2,165,817	2,210,115	44,298
Expiring 08/11/17	Morgan Stanley	COP	2,627,640	885,995	897,996	12,001
Euro,
Expiring 05/11/17	Morgan Stanley	EUR	1,397	1,502,570	1,493,142	(9,428)
Expiring 05/11/17	Morgan Stanley	EUR	7,588	8,228,943	8,110,211	(118,732)
Expiring 06/21/17	Morgan Stanley	EUR	5,364	5,722,713	5,744,733	22,020
Expiring 06/21/17	Morgan Stanley	EUR	1,681	1,813,128	1,800,129	(12,999)
Expiring 06/21/17	Morgan Stanley	EUR	815	873,676	872,678	(998)
Expiring 06/21/17	Morgan Stanley	EUR	1,055	1,127,337	1,130,202	2,865
Expiring 06/21/17	Morgan Stanley	EUR	854	910,876	914,698	3,822
Expiring 06/21/17	Morgan Stanley	EUR	843	901,302	902,917	1,615
Expiring 06/21/17	Morgan Stanley	EUR	836	901,066	895,419	(5,647)
Expiring 06/21/17	Morgan Stanley	EUR	832	903,943	891,135	(12,808)
Expiring 06/21/17	Morgan Stanley	EUR	5,029	5,410,299	5,386,439	(23,860)
Expiring 06/21/17	Morgan Stanley	EUR	843	903,873	902,917	(956)
Expiring 06/21/17	Morgan Stanley	EUR	1,700	1,821,344	1,820,828	(516)
Expiring 06/21/17	Morgan Stanley	EUR	1,676	1,808,106	1,795,123	(12,983)

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 06/21/17	Morgan Stanley	EUR	850	$905,965	$910,414	$4,449
Expiring 06/21/17	Morgan Stanley	EUR	844	902,023	903,987	1,964
Expiring 06/21/17	Morgan Stanley	EUR	556	603,685	595,636	(8,049)
Expiring 06/21/17	Morgan Stanley	EUR	371	403,046	397,043	(6,003)
Expiring 06/21/17	Morgan Stanley	EUR	834	904,018	893,276	(10,742)
Expiring 06/21/17	Morgan Stanley	EUR	732	785,288	784,442	(846)
Expiring 06/21/17	Morgan Stanley	EUR	846	906,842	905,642	(1,200)
Expiring 06/21/17	Morgan Stanley	EUR	842	908,421	901,845	(6,576)
Expiring 06/21/17	Morgan Stanley	EUR	120	129,515	128,521	(994)
Hungarian Forint,
Expiring 06/21/17	Morgan Stanley	HUF	1,116,857	3,830,363	3,872,096	41,733
Indian Rupee,
Expiring 04/03/17	Morgan Stanley	INR	61,260	943,165	943,006	(159)
Expiring 04/10/17	Morgan Stanley	INR	123,128	1,898,370	1,893,529	(4,841)
Expiring 04/10/17	Morgan Stanley	INR	58,945	898,000	906,482	8,482
Expiring 04/20/17	Morgan Stanley	INR	58,829	897,000	903,432	6,432
Expiring 04/20/17	Morgan Stanley	INR	58,921	900,000	904,846	4,846
Expiring 05/24/17	Morgan Stanley	INR	30,099	444,856	460,063	15,207
Expiring 05/24/17	Morgan Stanley	INR	130,311	1,924,694	1,991,813	67,119
Expiring 07/14/17	Morgan Stanley	INR	37,565	556,145	570,305	14,160
Expiring 07/14/17	Morgan Stanley	INR	120,650	1,828,037	1,831,703	3,666
Indonesian Rupiah,
Expiring 04/07/17	Morgan Stanley	IDR	13,811,199	1,036,877	1,035,678	(1,199)
Expiring 04/20/17	Morgan Stanley	IDR	12,011,913	900,000	899,510	(490)
Expiring 05/24/17	Morgan Stanley	IDR	8,937,446	664,025	666,615	2,590
Expiring 05/24/17	Morgan Stanley	IDR	12,026,500	894,297	897,018	2,721
Expiring 06/09/17	Morgan Stanley	IDR	22,562,434	1,671,044	1,679,919	8,875
Expiring 06/22/17	Morgan Stanley	IDR	33,847,463	2,494,838	2,516,833	21,995
Japanese Yen,
Expiring 04/12/17	Morgan Stanley	JPY	71,521	631,958	642,736	10,778
Expiring 06/21/17	Morgan Stanley	JPY	99,813	900,000	899,526	(474)
Expiring 06/21/17	Morgan Stanley	JPY	101,531	910,000	915,015	5,015
Expiring 06/21/17	Morgan Stanley	JPY	97,445	855,626	878,185	22,559
Expiring 06/21/17	Morgan Stanley	JPY	103,629	906,000	933,919	27,919
Expiring 06/21/17	Morgan Stanley	JPY	101,486	910,000	914,605	4,605
Expiring 06/21/17	Morgan Stanley	JPY	99,706	900,000	898,560	(1,440)
Malaysian Ringgit,
Expiring 05/18/17	Morgan Stanley	MYR	1,591	356,588	358,813	2,225
Mexican Peso,
Expiring 05/12/17	Morgan Stanley	MXN	19,512	1,028,318	1,035,320	7,002
Expiring 05/12/17	Morgan Stanley	MXN	2,577	137,158	136,722	(436)
Expiring 06/21/17	Morgan Stanley	MXN	133,551	6,768,587	7,042,870	274,283
Expiring 06/21/17	Morgan Stanley	MXN	17,491	900,000	922,419	22,419
Expiring 06/21/17	Morgan Stanley	MXN	6,979	360,000	368,013	8,013
Expiring 06/21/17	Morgan Stanley	MXN	18,177	906,000	958,586	52,586
Expiring 06/21/17	Morgan Stanley	MXN	6,938	360,000	365,897	5,897
Expiring 06/21/17	Morgan Stanley	MXN	6,225	319,824	328,281	8,457
Expiring 06/21/17	Morgan Stanley	MXN	7,359	378,000	388,087	10,087
Expiring 06/21/17	Morgan Stanley	MXN	6,912	361,000	364,479	3,479
Expiring 06/21/17	Morgan Stanley	MXN	18,012	908,000	949,866	41,866
Expiring 06/21/17	Morgan Stanley	MXN	1,550	80,465	81,727	1,262
Expiring 06/21/17	Morgan Stanley	MXN	150,312	7,596,681	7,926,755	330,074
Expiring 06/21/17	Morgan Stanley	MXN	18,006	908,000	949,571	41,571
Expiring 06/21/17	Morgan Stanley	MXN	17,962	901,000	947,240	46,240
Expiring 06/21/17	Morgan Stanley	MXN	17,238	902,000	909,041	7,041

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 06/21/17	Morgan Stanley	MXN	5,400	$270,900	$284,778	$13,878
New Taiwanese Dollar,
Expiring 04/05/17	Morgan Stanley	TWD	28,165	908,000	928,462	20,462
Expiring 04/05/17	Morgan Stanley	TWD	15,402	503,000	507,708	4,708
Expiring 04/05/17	Morgan Stanley	TWD	55,786	1,812,000	1,838,976	26,976
Expiring 04/05/17	Morgan Stanley	TWD	27,576	899,000	909,029	10,029
Expiring 04/05/17	Morgan Stanley	TWD	11,270	363,000	371,522	8,522
Expiring 04/05/17	Morgan Stanley	TWD	28,148	908,000	927,887	19,887
Expiring 04/10/17	Morgan Stanley	TWD	27,939	906,000	921,200	15,200
Expiring 04/13/17	Morgan Stanley	TWD	28,139	906,000	927,926	21,926
Expiring 04/20/17	Morgan Stanley	TWD	138,424	4,582,073	4,566,227	(15,846)
Expiring 04/20/17	Morgan Stanley	TWD	82,240	2,692,000	2,712,856	20,856
Expiring 04/20/17	Morgan Stanley	TWD	101,291	3,284,945	3,341,311	56,366
Expiring 04/28/17	Morgan Stanley	TWD	27,677	918,803	913,310	(5,493)
Expiring 04/28/17	Morgan Stanley	TWD	2,559	84,061	84,439	378
Expiring 07/11/17	Morgan Stanley	TWD	12,256	397,137	405,850	8,713
New Zealand Dollar,
Expiring 06/21/17	Morgan Stanley	NZD	5,008	3,446,761	3,503,131	56,370
Expiring 06/21/17	Morgan Stanley	NZD	1,284	896,463	898,179	1,716
Expiring 06/21/17	Morgan Stanley	NZD	781	538,943	546,285	7,342
Expiring 06/21/17	Morgan Stanley	NZD	1,284	898,023	898,179	156
Expiring 06/21/17	Morgan Stanley	NZD	1,273	896,790	890,484	(6,306)
Expiring 06/21/17	Morgan Stanley	NZD	1,284	895,224	898,179	2,955
Expiring 06/21/17	Morgan Stanley	NZD	3,926	2,713,926	2,746,301	32,375
Expiring 06/21/17	Morgan Stanley	NZD	2,562	1,792,196	1,792,161	(35)
Expiring 06/21/17	Morgan Stanley	NZD	1,552	1,068,455	1,085,283	16,828
Expiring 06/21/17	Morgan Stanley	NZD	1,277	895,356	893,282	(2,074)
Norwegian Krone,
Expiring 06/21/17	Morgan Stanley	NOK	4,274	503,844	498,222	(5,622)
Expiring 06/21/17	Morgan Stanley	NOK	10,338	1,210,979	1,205,075	(5,904)
Expiring 06/21/17	Morgan Stanley	NOK	4,045	471,999	471,468	(531)
Peruvian Nuevo Sol,
Expiring 04/06/17	Morgan Stanley	PEN	2,916	896,965	897,142	177
Expiring 06/22/17	Morgan Stanley	PEN	2,857	869,024	872,656	3,632
Philippine Peso,
Expiring 04/17/17	Morgan Stanley	PHP	45,073	897,000	897,606	606
Expiring 04/24/17	Morgan Stanley	PHP	45,167	900,000	899,187	(813)
Expiring 05/24/17	Morgan Stanley	PHP	44,710	881,499	888,771	7,272
Expiring 05/24/17	Morgan Stanley	PHP	45,453	897,314	903,557	6,243
Expiring 05/24/17	Morgan Stanley	PHP	45,014	895,089	894,822	(267)
Polish Zloty,
Expiring 06/21/17	Morgan Stanley	PLN	3,697	906,000	931,589	25,589
Expiring 06/21/17	Morgan Stanley	PLN	3,557	900,000	896,294	(3,706)
Expiring 06/21/17	Morgan Stanley	PLN	3,610	897,000	909,618	12,618
Expiring 06/21/17	Morgan Stanley	PLN	51,913	12,709,625	13,081,424	371,799
Russian Ruble,
Expiring 05/15/17	Morgan Stanley	RUB	115,835	1,964,363	2,035,954	71,591
Expiring 05/15/17	Morgan Stanley	RUB	53,360	917,640	937,883	20,243
Expiring 05/15/17	Morgan Stanley	RUB	52,474	900,000	922,300	22,300
Expiring 05/15/17	Morgan Stanley	RUB	67,622	1,141,521	1,188,547	47,026
Expiring 05/15/17	Morgan Stanley	RUB	41,472	728,000	728,921	921
Expiring 05/15/17	Morgan Stanley	RUB	107,344	1,817,976	1,886,717	68,741
Expiring 05/15/17	Morgan Stanley	RUB	66,740	1,115,880	1,173,056	57,176
Expiring 05/15/17	Morgan Stanley	RUB	61,696	1,046,000	1,084,390	38,390
Expiring 05/15/17	Morgan Stanley	RUB	58,605	999,660	1,030,069	30,409
Expiring 05/15/17	Morgan Stanley	RUB	52,190	900,000	917,306	17,306
Expiring 05/26/17	Morgan Stanley	RUB	46,012	765,104	806,485	41,381

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Singapore Dollar,
Expiring 06/21/17	Morgan Stanley	SGD	1,257	$903,000	$899,187	$(3,813)
Expiring 06/21/17	Morgan Stanley	SGD	2,517	1,795,000	1,800,564	5,564
Expiring 06/21/17	Morgan Stanley	SGD	1,269	897,000	907,469	10,469
Expiring 06/21/17	Morgan Stanley	SGD	1,258	903,000	900,008	(2,992)
Expiring 06/21/17	Morgan Stanley	SGD	1,663	1,188,000	1,189,915	1,915
Expiring 06/21/17	Morgan Stanley	SGD	1,260	897,000	901,006	4,006
Expiring 06/21/17	Morgan Stanley	SGD	1,119	793,047	800,489	7,442
South African Rand,
Expiring 06/21/17	Morgan Stanley	ZAR	4,653	359,000	341,851	(17,149)
Expiring 06/21/17	Morgan Stanley	ZAR	4,522	361,794	332,197	(29,597)
Expiring 06/21/17	Morgan Stanley	ZAR	80,904	6,099,029	5,943,784	(155,245)
Expiring 06/21/17	Morgan Stanley	ZAR	23,229	1,795,000	1,706,570	(88,430)
Expiring 06/21/17	Morgan Stanley	ZAR	4,655	360,000	342,013	(17,987)
Expiring 06/21/17	Morgan Stanley	ZAR	9,159	721,000	672,883	(48,117)
Expiring 06/21/17	Morgan Stanley	ZAR	6,965	538,500	511,702	(26,798)
Expiring 06/21/17	Morgan Stanley	ZAR	6,850	541,000	503,252	(37,748)
Expiring 06/21/17	Morgan Stanley	ZAR	4,679	361,000	343,775	(17,225)
Expiring 06/21/17	Morgan Stanley	ZAR	4,671	361,000	343,129	(17,871)
Expiring 06/21/17	Morgan Stanley	ZAR	4,664	361,000	342,644	(18,356)
Expiring 06/21/17	Morgan Stanley	ZAR	4,622	361,000	339,553	(21,447)
South Korean Won,
Expiring 04/03/17	Morgan Stanley	KRW	3,111,705	2,719,000	2,782,644	63,644
Expiring 04/03/17	Morgan Stanley	KRW	1,025,883	905,000	917,396	12,396
Expiring 04/06/17	Morgan Stanley	KRW	1,048,831	908,000	937,955	29,955
Expiring 04/06/17	Morgan Stanley	KRW	1,036,011	906,000	926,491	20,491
Expiring 04/06/17	Morgan Stanley	KRW	625,333	545,000	559,227	14,227
Expiring 04/10/17	Morgan Stanley	KRW	1,292,920	1,124,000	1,156,303	32,303
Expiring 04/10/17	Morgan Stanley	KRW	1,113,719	963,842	996,038	32,196
Expiring 04/20/17	Morgan Stanley	KRW	2,066,110	1,828,028	1,848,041	20,013
Expiring 04/20/17	Morgan Stanley	KRW	1,207,418	1,080,000	1,079,981	(19)
Expiring 04/20/17	Morgan Stanley	KRW	1,055,639	943,920	944,221	301
Expiring 04/20/17	Morgan Stanley	KRW	582,353	517,174	520,889	3,715
Expiring 04/28/17	Morgan Stanley	KRW	1,963,113	1,764,101	1,756,103	(7,998)
Expiring 04/28/17	Morgan Stanley	KRW	1,006,579	901,000	900,436	(564)
Expiring 04/28/17	Morgan Stanley	KRW	1,005,994	901,000	899,912	(1,088)
Expiring 05/24/17	Morgan Stanley	KRW	2,710,175	2,427,319	2,425,060	(2,259)
Expiring 07/13/17	Morgan Stanley	KRW	1,721,457	1,488,287	1,541,370	53,083
Expiring 07/13/17	Morgan Stanley	KRW	2,406,640	2,153,920	2,154,874	954
Expiring 07/13/17	Morgan Stanley	KRW	1,375,763	1,206,545	1,231,840	25,295
Expiring 07/13/17	Morgan Stanley	KRW	4,137,588	3,716,574	3,704,742	(11,832)
Turkish Lira,
Expiring 06/21/17	Morgan Stanley	TRY	1,350	362,000	362,801	801
Expiring 06/21/17	Morgan Stanley	TRY	1,332	359,000	357,993	(1,007)
Expiring 06/21/17	Morgan Stanley	TRY	2,695	724,000	724,066	66
Expiring 06/21/17	Morgan Stanley	TRY	2,664	720,000	715,809	(4,191)
Expiring 06/21/17	Morgan Stanley	TRY	2,654	722,000	713,122	(8,878)
Expiring 06/21/17	Morgan Stanley	TRY	1,342	359,000	360,692	1,692
Expiring 06/21/17	Morgan Stanley	TRY	1,340	360,000	360,139	139
Expiring 06/21/17	Morgan Stanley	TRY	1,336	359,000	358,864	(136)
Expiring 06/21/17	Morgan Stanley	TRY	2,715	718,000	729,463	11,463
Expiring 06/21/17	Morgan Stanley	TRY	2,291	605,908	615,475	9,567
Expiring 06/21/17	Morgan Stanley	TRY	3,322	903,000	892,578	(10,422)

				$308,160,801	$310,624,906	2,464,105

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 04/03/17	Morgan Stanley	ARS	12,676	$819,383	$822,760	$(3,377)
Australian Dollar,
Expiring 04/27/17	Morgan Stanley	AUD	88,018	66,588,021	67,213,854	(625,833)
Expiring 06/21/17	Morgan Stanley	AUD	1,193	906,346	910,055	(3,709)
Expiring 06/21/17	Morgan Stanley	AUD	1,168	898,788	890,984	7,804
Expiring 06/21/17	Morgan Stanley	AUD	665	507,837	506,919	918
Expiring 06/21/17	Morgan Stanley	AUD	3,595	2,712,729	2,742,369	(29,640)
Expiring 06/21/17	Morgan Stanley	AUD	1,198	906,231	913,869	(7,638)
Expiring 06/21/17	Morgan Stanley	AUD	2,376	1,790,912	1,812,481	(21,569)
Expiring 06/21/17	Morgan Stanley	AUD	1,189	895,537	907,004	(11,467)
Expiring 06/21/17	Morgan Stanley	AUD	12,427	9,408,447	9,479,389	(70,942)
Expiring 06/21/17	Morgan Stanley	AUD	1,187	895,203	905,478	(10,275)
Expiring 06/21/17	Morgan Stanley	AUD	1,186	898,039	904,715	(6,676)
Expiring 06/21/17	Morgan Stanley	AUD	1,187	897,967	905,478	(7,511)
Expiring 06/21/17	Morgan Stanley	AUD	1,186	895,489	904,715	(9,226)
Expiring 06/21/17	Morgan Stanley	AUD	1,206	904,331	919,971	(15,640)
Expiring 06/21/17	Morgan Stanley	AUD	1,164	898,380	887,933	10,447
Expiring 06/21/17	Morgan Stanley	AUD	2,395	1,812,584	1,826,975	(14,391)
Expiring 06/21/17	Morgan Stanley	AUD	1,183	901,316	902,427	(1,111)
Expiring 06/21/17	Morgan Stanley	AUD	2,824	2,159,202	2,154,229	4,973
Expiring 06/21/17	Morgan Stanley	AUD	1,302	1,006,266	993,064	13,202
Expiring 06/21/17	Morgan Stanley	AUD	1,190	908,952	907,767	1,185
Expiring 06/21/17	Morgan Stanley	AUD	1,178	899,144	898,613	531
Expiring 06/21/17	Morgan Stanley	AUD	470	360,229	358,529	1,700
Brazilian Real,
Expiring 04/04/17	Morgan Stanley	BRL	2,811	901,000	896,986	4,014
Expiring 04/04/17	Morgan Stanley	BRL	1,019	326,000	325,328	672
Expiring 04/04/17	Morgan Stanley	BRL	32,821	10,484,105	10,474,201	9,904
Expiring 04/04/17	Morgan Stanley	BRL	3,127	1,012,427	997,793	14,634
Expiring 04/04/17	Morgan Stanley	BRL	3,116	979,345	994,443	(15,098)
Expiring 04/04/17	Morgan Stanley	BRL	2,855	897,000	911,014	(14,014)
Expiring 04/04/17	Morgan Stanley	BRL	2,786	900,000	889,204	10,796
Expiring 04/04/17	Morgan Stanley	BRL	2,772	900,000	884,604	15,396
Expiring 04/04/17	Morgan Stanley	BRL	2,768	900,000	883,372	16,628
Expiring 04/04/17	Morgan Stanley	BRL	5,729	1,813,000	1,828,269	(15,269)
British Pound,
Expiring 04/28/17	Morgan Stanley	GBP	16,969	20,823,653	21,274,160	(450,507)
Expiring 06/21/17	Morgan Stanley	GBP	734	902,343	921,498	(19,155)
Expiring 06/21/17	Morgan Stanley	GBP	727	900,224	912,709	(12,485)
Expiring 06/21/17	Morgan Stanley	GBP	727	899,575	912,709	(13,134)
Expiring 06/21/17	Morgan Stanley	GBP	723	902,843	907,688	(4,845)
Expiring 06/21/17	Morgan Stanley	GBP	736	902,671	924,009	(21,338)
Expiring 06/21/17	Morgan Stanley	GBP	2,392	2,916,277	3,003,568	(87,291)
Expiring 06/21/17	Morgan Stanley	GBP	737	902,169	925,264	(23,095)
Expiring 06/21/17	Morgan Stanley	GBP	736	901,939	924,009	(22,070)
Expiring 06/21/17	Morgan Stanley	GBP	726	907,064	911,454	(4,390)
Expiring 06/21/17	Morgan Stanley	GBP	721	902,624	905,177	(2,553)
Expiring 06/21/17	Morgan Stanley	GBP	484	610,579	607,533	3,046
Expiring 06/21/17	Morgan Stanley	GBP	8,222	10,017,944	10,322,099	(304,155)
Expiring 06/21/17	Morgan Stanley	GBP	716	903,683	898,900	4,783
Canadian Dollar,
Expiring 05/17/17	Morgan Stanley	CAD	23,952	17,823,020	18,022,853	(199,833)
Expiring 06/21/17	Morgan Stanley	CAD	575	432,000	433,062	(1,062)
Expiring 06/21/17	Morgan Stanley	CAD	9,407	7,059,355	7,081,715	(22,360)
Expiring 06/21/17	Morgan Stanley	CAD	2,406	1,806,000	1,811,038	(5,038)

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 06/21/17	Morgan Stanley	CAD	1,223	$906,000	$920,784	$(14,784)
Expiring 06/21/17	Morgan Stanley	CAD	1,209	910,000	909,983	17
Expiring 06/21/17	Morgan Stanley	CAD	1,203	905,000	905,753	(753)
Expiring 06/21/17	Morgan Stanley	CAD	1,202	905,000	904,943	57
Expiring 06/21/17	Morgan Stanley	CAD	1,216	906,000	915,539	(9,539)
Chinese Renminbi,
Expiring 04/05/17	Morgan Stanley	CNH	8,625	1,212,374	1,254,639	(42,265)
Expiring 06/21/17	Morgan Stanley	CNH	8,720	1,264,000	1,260,813	3,187
Expiring 06/21/17	Morgan Stanley	CNH	6,225	900,000	900,043	(43)
Colombian Peso,
Expiring 04/10/17	Morgan Stanley	COP	2,336,890	779,613	811,708	(32,095)
Expiring 04/17/17	Morgan Stanley	COP	1,081,225	359,000	375,194	(16,194)
Danish Krone,
Expiring 05/10/17	Morgan Stanley	DKK	6,721	979,447	965,626	13,821
Euro,
Expiring 05/11/17	Morgan Stanley	EUR	98,299	104,708,630	105,063,548	(354,918)
Expiring 05/11/17	Morgan Stanley	EUR	1,885	2,017,029	2,014,139	2,890
Expiring 05/11/17	Morgan Stanley	EUR	1,595	1,726,338	1,704,960	21,378
Expiring 06/21/17	Morgan Stanley	EUR	2,069	2,215,349	2,215,625	(276)
Expiring 06/21/17	Morgan Stanley	EUR	830	905,787	888,992	16,795
Expiring 06/21/17	Morgan Stanley	EUR	835	903,545	894,348	9,197
Expiring 06/21/17	Morgan Stanley	EUR	829	905,732	887,921	17,811
Expiring 06/21/17	Morgan Stanley	EUR	18,965	20,339,860	20,313,129	26,731
Expiring 06/21/17	Morgan Stanley	EUR	2,505	2,710,392	2,683,044	27,348
Expiring 06/21/17	Morgan Stanley	EUR	5,711	6,105,019	6,117,301	(12,282)
Expiring 06/21/17	Morgan Stanley	EUR	842	908,194	901,846	6,348
Expiring 06/21/17	Morgan Stanley	EUR	829	906,313	887,922	18,391
Expiring 06/21/17	Morgan Stanley	EUR	836	904,418	895,419	8,999
Expiring 06/21/17	Morgan Stanley	EUR	828	906,180	886,851	19,329
Expiring 06/21/17	Morgan Stanley	EUR	834	904,248	893,277	10,971
Expiring 06/21/17	Morgan Stanley	EUR	2,553	2,792,162	2,734,115	58,047
Hong Kong Dollar,
Expiring 09/29/17	Morgan Stanley	HKD	12,499	1,614,103	1,613,208	895
Expiring 10/03/17	Morgan Stanley	HKD	31,751	4,098,175	4,098,221	(46)
Expiring 03/27/18	Morgan Stanley	HKD	25,409	3,285,293	3,284,429	864
Expiring 03/27/18	Morgan Stanley	HKD	20,908	2,703,000	2,702,621	379
Expiring 03/27/18	Morgan Stanley	HKD	9,335	1,206,660	1,206,678	(18)
Expiring 03/27/18	Morgan Stanley	HKD	14,888	1,925,184	1,924,533	651
Indian Rupee,
Expiring 04/03/17	Morgan Stanley	INR	61,260	912,976	943,006	(30,030)
Expiring 04/10/17	Morgan Stanley	INR	121,425	1,813,000	1,867,340	(54,340)
Expiring 04/10/17	Morgan Stanley	INR	60,648	906,000	932,670	(26,670)
Expiring 04/17/17	Morgan Stanley	INR	119,152	1,795,000	1,830,591	(35,591)
Expiring 07/14/17	Morgan Stanley	INR	123,128	1,880,510	1,869,321	11,189
Expiring 07/14/17	Morgan Stanley	INR	61,260	933,606	930,040	3,566
Expiring 07/14/17	Morgan Stanley	INR	31,990	470,295	485,661	(15,366)
Indonesian Rupiah,
Expiring 04/07/17	Morgan Stanley	IDR	13,811,199	1,027,493	1,035,678	(8,185)
Expiring 04/10/17	Morgan Stanley	IDR	24,803,133	1,849,000	1,859,352	(10,352)
Expiring 06/09/17	Morgan Stanley	IDR	13,811,199	1,030,763	1,028,333	2,430
Israeli Shekel,
Expiring 05/05/17	Morgan Stanley	ILS	2,535	689,282	700,452	(11,170)
Japanese Yen,
Expiring 04/12/17	Morgan Stanley	JPY	17,669,988	155,807,636	158,794,528	(2,986,892)
Expiring 04/12/17	Morgan Stanley	JPY	52,564	474,096	472,376	1,720
Expiring 06/21/17	Morgan Stanley	JPY	99,596	903,000	897,570	5,430

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 06/21/17	Morgan Stanley	JPY	111,936	$1,009,357	$1,008,779	$578
Expiring 06/21/17	Morgan Stanley	JPY	102,424	897,000	923,058	(26,058)
Expiring 06/21/17	Morgan Stanley	JPY	102,404	897,000	922,881	(25,881)
Expiring 06/21/17	Morgan Stanley	JPY	101,816	897,000	917,578	(20,578)
Expiring 06/21/17	Morgan Stanley	JPY	101,061	898,000	910,775	(12,775)
Expiring 06/21/17	Morgan Stanley	JPY	1,368,668	11,991,923	12,334,622	(342,699)
Expiring 06/21/17	Morgan Stanley	JPY	101,988	921,363	919,134	2,229
Expiring 06/21/17	Morgan Stanley	JPY	102,826	900,000	926,681	(26,681)
Expiring 06/21/17	Morgan Stanley	JPY	99,733	874,080	898,811	(24,731)
Expiring 06/21/17	Morgan Stanley	JPY	208,311	1,813,000	1,877,327	(64,327)
Expiring 06/21/17	Morgan Stanley	JPY	100,401	900,000	904,826	(4,826)
Expiring 06/21/17	Morgan Stanley	JPY	208,171	1,813,000	1,876,060	(63,060)
Expiring 06/21/17	Morgan Stanley	JPY	144,634	1,269,000	1,303,464	(34,464)
Expiring 06/21/17	Morgan Stanley	JPY	103,875	906,000	936,133	(30,133)
Expiring 06/21/17	Morgan Stanley	JPY	100,066	902,000	901,809	191
Malaysian Ringgit,
Expiring 05/08/17	Morgan Stanley	MYR	1,622	363,000	365,863	(2,863)
Mexican Peso,
Expiring 05/12/17	Morgan Stanley	MXN	60,005	3,057,559	3,183,864	(126,305)
Expiring 06/21/17	Morgan Stanley	MXN	18,061	906,000	952,432	(46,432)
Expiring 06/21/17	Morgan Stanley	MXN	18,047	906,000	951,718	(45,718)
Expiring 06/21/17	Morgan Stanley	MXN	17,460	900,000	920,736	(20,736)
Expiring 06/21/17	Morgan Stanley	MXN	17,084	901,000	900,908	92
Expiring 06/21/17	Morgan Stanley	MXN	6,936	360,000	365,747	(5,747)
Expiring 06/21/17	Morgan Stanley	MXN	17,401	897,000	917,644	(20,644)
Expiring 06/21/17	Morgan Stanley	MXN	17,739	897,000	935,476	(38,476)
Expiring 06/21/17	Morgan Stanley	MXN	17,369	900,000	915,957	(15,957)
Expiring 06/21/17	Morgan Stanley	MXN	17,192	901,000	906,618	(5,618)
Expiring 06/21/17	Morgan Stanley	MXN	6,898	361,000	363,784	(2,784)
Expiring 06/21/17	Morgan Stanley	MXN	5,377	270,900	283,541	(12,641)
New Taiwanese Dollar,
Expiring 04/05/17	Morgan Stanley	TWD	138,424	4,579,042	4,563,105	15,937
Expiring 04/05/17	Morgan Stanley	TWD	27,923	912,079	920,480	(8,401)
Expiring 04/13/17	Morgan Stanley	TWD	28,113	906,000	927,078	(21,078)
Expiring 04/20/17	Morgan Stanley	TWD	27,334	900,000	901,667	(1,667)
Expiring 04/20/17	Morgan Stanley	TWD	200,261	6,364,230	6,606,050	(241,820)
Expiring 04/28/17	Morgan Stanley	TWD	11,908	397,000	392,955	4,045
Expiring 04/28/17	Morgan Stanley	TWD	28,455	920,663	938,990	(18,327)
Expiring 06/02/17	Morgan Stanley	TWD	29,846	976,476	986,449	(9,973)
Expiring 06/16/17	Morgan Stanley	TWD	51,199	1,608,526	1,693,381	(84,855)
Expiring 06/16/17	Morgan Stanley	TWD	85,879	2,722,864	2,840,388	(117,524)
Expiring 06/16/17	Morgan Stanley	TWD	57,384	1,819,412	1,897,941	(78,529)
Expiring 06/20/17	Morgan Stanley	TWD	115,791	3,632,098	3,830,470	(198,372)
Expiring 06/20/17	Morgan Stanley	TWD	85,391	2,678,257	2,824,800	(146,543)
Expiring 07/11/17	Morgan Stanley	TWD	25,143	825,166	832,612	(7,446)
Expiring 07/11/17	Morgan Stanley	TWD	28,251	923,525	935,529	(12,004)
Expiring 08/17/17	Morgan Stanley	TWD	208,466	6,832,716	6,916,136	(83,420)
New Zealand Dollar,
Expiring 06/21/17	Morgan Stanley	NZD	2,596	1,796,432	1,815,944	(19,512)
Expiring 06/21/17	Morgan Stanley	NZD	1,300	894,868	909,371	(14,503)
Expiring 06/21/17	Morgan Stanley	NZD	1,305	903,675	912,869	(9,194)
Expiring 06/21/17	Morgan Stanley	NZD	3,844	2,694,029	2,688,940	5,089

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 06/21/17	Morgan Stanley	NZD	1,294	$893,792	$905,174	$ (11,382)
Expiring 06/21/17	Morgan Stanley	NZD	2,560	1,801,533	1,790,761	10,772
Expiring 06/21/17	Morgan Stanley	NZD	1,552	1,068,099	1,085,284	(17,185)
Expiring 06/21/17	Morgan Stanley	NZD	1,285	900,162	898,879	1,283
Peruvian Nuevo Sol,
Expiring 04/06/17	Morgan Stanley	PEN	1,137	346,845	349,759	(2,914)
Expiring 04/06/17	Morgan Stanley	PEN	1,779	540,000	547,383	(7,383)
Expiring 06/22/17	Morgan Stanley	PEN	2,916	890,392	890,578	(186)
Polish Zloty,
Expiring 05/10/17	Morgan Stanley	PLN	5,645	1,430,349	1,422,947	7,402
Expiring 06/21/17	Morgan Stanley	PLN	3,529	903,000	889,249	13,751
Russian Ruble,
Expiring 05/15/17	Morgan Stanley	RUB	54,179	897,000	952,276	(55,276)
Expiring 05/15/17	Morgan Stanley	RUB	52,410	902,000	921,177	(19,177)
Expiring 05/15/17	Morgan Stanley	RUB	52,263	900,000	918,598	(18,598)
Expiring 05/15/17	Morgan Stanley	RUB	51,985	903,000	913,705	(10,705)
Expiring 05/15/17	Morgan Stanley	RUB	41,636	722,000	731,816	(9,816)
Expiring 05/15/17	Morgan Stanley	RUB	31,333	541,000	550,723	(9,723)
Expiring 05/15/17	Morgan Stanley	RUB	21,499	360,000	377,866	(17,866)
Expiring 05/15/17	Morgan Stanley	RUB	21,378	367,665	375,755	(8,090)
Expiring 05/15/17	Morgan Stanley	RUB	20,756	361,000	364,810	(3,810)
Expiring 05/15/17	Morgan Stanley	RUB	20,443	360,000	359,310	690
Expiring 05/15/17	Morgan Stanley	RUB	10,811	179,000	190,022	(11,022)
Singapore Dollar,
Expiring 06/21/17	Morgan Stanley	SGD	1,260	900,000	901,579	(1,579)
Expiring 06/21/17	Morgan Stanley	SGD	1,286	906,000	919,878	(13,878)
Expiring 06/21/17	Morgan Stanley	SGD	1,256	903,000	898,274	4,726
Expiring 06/21/17	Morgan Stanley	SGD	1,280	908,000	915,621	(7,621)
Expiring 06/21/17	Morgan Stanley	SGD	1,256	900,000	898,492	1,508
Expiring 06/21/17	Morgan Stanley	SGD	3,750	2,659,691	2,682,224	(22,533)
South African Rand,
Expiring 05/05/17	Morgan Stanley	ZAR	23,603	1,784,340	1,748,579	35,761
Expiring 06/21/17	Morgan Stanley	ZAR	4,765	360,000	350,062	9,938
Expiring 06/21/17	Morgan Stanley	ZAR	4,620	360,000	339,392	20,608
Expiring 06/21/17	Morgan Stanley	ZAR	4,899	363,000	359,891	3,109
Expiring 06/21/17	Morgan Stanley	ZAR	4,818	359,000	353,949	5,051
Expiring 06/21/17	Morgan Stanley	ZAR	4,747	362,000	348,769	13,231
Expiring 06/21/17	Morgan Stanley	ZAR	26,025	1,982,000	1,911,980	70,020
Expiring 06/21/17	Morgan Stanley	ZAR	9,255	720,000	679,943	40,057
Expiring 06/21/17	Morgan Stanley	ZAR	4,835	378,684	355,240	23,444
Expiring 06/21/17	Morgan Stanley	ZAR	9,231	720,000	678,182	41,818
Expiring 06/21/17	Morgan Stanley	ZAR	4,587	360,000	336,982	23,018
Expiring 06/21/17	Morgan Stanley	ZAR	4,586	360,000	336,952	23,048
Expiring 06/21/17	Morgan Stanley	ZAR	21,947	1,632,000	1,612,348	19,652
Expiring 06/21/17	Morgan Stanley	ZAR	9,661	725,000	709,768	15,232
Expiring 06/21/17	Morgan Stanley	ZAR	9,617	725,000	706,509	18,491
Expiring 06/21/17	Morgan Stanley	ZAR	9,405	722,000	690,921	31,079
Expiring 06/21/17	Morgan Stanley	ZAR	9,276	720,000	681,465	38,535
Expiring 06/21/17	Morgan Stanley	ZAR	4,917	364,000	361,244	2,756
Expiring 06/21/17	Morgan Stanley	ZAR	4,894	363,000	359,559	3,441
Expiring 06/21/17	Morgan Stanley	ZAR	4,629	360,000	340,066	19,934
South Korean Won,
Expiring 04/03/17	Morgan Stanley	KRW	4,137,588	3,712,839	3,700,040	12,799
Expiring 04/06/17	Morgan Stanley	KRW	2,710,175	2,426,515	2,423,672	2,843
Expiring 04/10/17	Morgan Stanley	KRW	2,406,640	2,151,610	2,152,341	(731)
Expiring 04/12/17	Morgan Stanley	KRW	6,880,215	6,053,916	6,153,378	(99,462)
Expiring 04/13/17	Morgan Stanley	KRW	1,050,416	906,000	939,461	(33,461)

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 04/13/17	Morgan Stanley	KRW	1,051,312	$906,000	$940,262	$(34,262)
Expiring 04/17/17	Morgan Stanley	KRW	1,032,075	900,000	923,107	(23,107)
Expiring 04/17/17	Morgan Stanley	KRW	1,481,523	1,296,443	1,325,102	(28,659)
Expiring 04/20/17	Morgan Stanley	KRW	1,006,461	900,000	900,233	(233)
Expiring 05/24/17	Morgan Stanley	KRW	3,365,315	2,929,851	3,011,279	(81,428)
Expiring 05/30/17	Morgan Stanley	KRW	7,653,090	6,685,089	6,848,403	(163,314)
Expiring 07/13/17	Morgan Stanley	KRW	3,957,164	3,462,510	3,543,193	(80,683)
Expiring 07/13/17	Morgan Stanley	KRW	3,018,717	2,659,896	2,702,919	(43,023)
Swedish Krona,
Expiring 06/21/17	Morgan Stanley	SEK	3,153	360,617	353,266	7,351
Expiring 06/21/17	Morgan Stanley	SEK	4,533	505,200	507,922	(2,722)
Swiss Franc,
Expiring 05/10/17	Morgan Stanley	CHF	1,478	1,491,918	1,479,277	12,641
Turkish Lira,
Expiring 06/21/17	Morgan Stanley	TRY	2,350	615,456	631,437	(15,981)
Expiring 06/21/17	Morgan Stanley	TRY	2,436	632,160	654,485	(22,325)
Expiring 06/21/17	Morgan Stanley	TRY	1,398	363,000	375,513	(12,513)
Expiring 06/21/17	Morgan Stanley	TRY	1,407	363,000	378,073	(15,073)
Expiring 06/21/17	Morgan Stanley	TRY	1,335	359,000	358,811	189
Expiring 06/21/17	Morgan Stanley	TRY	1,395	363,000	374,820	(11,820)

				$691,712,687	$699,490,623	(7,777,936)

						$(5,313,831)

Cross currency exchange contracts outstanding at March 31, 2017:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
06/21/17	Buy	AUD	852	JPY	71,400	$6,175	Morgan Stanley
06/21/17	Buy	AUD	1,180	NZD	1,280	4,737	Morgan Stanley
06/21/17	Buy	AUD	793	JPY	66,970	1,588	Morgan Stanley
06/21/17	Buy	AUD	1,176	NZD	1,278	2,932	Morgan Stanley
06/21/17	Buy	CAD	575	GBP	347	(2,352)	Morgan Stanley
06/21/17	Buy	CAD	2,414	EUR	1,661	38,116	Morgan Stanley
06/21/17	Buy	CAD	1,203	AUD	1,184	2,764	Morgan Stanley
06/21/17	Buy	CAD	528	EUR	366	5,294	Morgan Stanley
06/21/17	Buy	CHF	8,240	EUR	7,699	22,627	Morgan Stanley
06/21/17	Buy	CHF	1,837	EUR	1,716	4,857	Morgan Stanley
06/21/17	Buy	CHF	985	EUR	921	2,687	Morgan Stanley
04/28/17	Buy	CZK	28,495	EUR	1,059	(377)	Morgan Stanley
06/05/17	Buy	CZK	13,466	EUR	501	454	Morgan Stanley
06/05/17	Buy	CZK	47,480	EUR	1,768	18	Morgan Stanley
06/13/17	Buy	CZK	41,692	EUR	1,548	5,099	Morgan Stanley
06/21/17	Buy	CZK	22,887	EUR	849	4,259	Morgan Stanley
06/21/17	Buy	CZK	45,880	EUR	1,702	8,030	Morgan Stanley
06/21/17	Buy	CZK	22,751	EUR	848	(62)	Morgan Stanley
06/21/17	Buy	CZK	22,872	EUR	849	3,666	Morgan Stanley
07/03/17	Buy	CZK	45,209	EUR	1,687	(1,336)	Morgan Stanley
07/10/17	Buy	CZK	22,652	EUR	843	1,914	Morgan Stanley
09/20/17	Buy	CZK	59,047	EUR	2,209	(3,988)	Morgan Stanley
09/21/17	Buy	CZK	19,966	EUR	747	(1,374)	Morgan Stanley

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts (cont’d.):
10/03/17	Buy	CZK	22,719	EUR	844	$5,125	Morgan Stanley
11/21/17	Buy	CZK	54,375	EUR	2,033	665	Morgan Stanley
11/21/17	Buy	CZK	22,450	EUR	839	138	Morgan Stanley
11/22/17	Buy	CZK	22,463	EUR	839	731	Morgan Stanley
01/03/18	Buy	CZK	22,679	EUR	852	(3,641)	Morgan Stanley
01/03/18	Buy	CZK	23,238	EUR	871	(1,534)	Morgan Stanley
01/03/18	Buy	CZK	23,280	EUR	872	(918)	Morgan Stanley
01/03/18	Buy	CZK	23,803	EUR	892	(1,390)	Morgan Stanley
06/21/17	Buy	EUR	337	PLN	1,430	548	Morgan Stanley
06/21/17	Buy	EUR	366	CHF	391	(143)	Morgan Stanley
06/21/17	Buy	EUR	493	CHF	527	(657)	Morgan Stanley
06/21/17	Buy	EUR	1,135	NOK	10,338	10,806	Morgan Stanley
06/21/17	Buy	EUR	1,383	PLN	5,919	(10,139)	Morgan Stanley
06/21/17	Buy	EUR	810	SEK	7,695	5,465	Morgan Stanley
06/21/17	Buy	EUR	1,629	JPY	195,756	(19,101)	Morgan Stanley
06/21/17	Buy	EUR	2,033	CZK	54,696	(6,342)	Morgan Stanley
06/21/17	Buy	EUR	843	SEK	8,005	5,884	Morgan Stanley
06/21/17	Buy	EUR	843	CHF	903	(3,027)	Morgan Stanley
06/21/17	Buy	EUR	408	PLN	1,735	(676)	Morgan Stanley
06/21/17	Buy	EUR	835	PLN	3,556	(1,779)	Morgan Stanley
06/21/17	Buy	EUR	851	PLN	3,605	3,023	Morgan Stanley
06/21/17	Buy	EUR	157	PLN	670	(725)	Morgan Stanley
06/21/17	Buy	EUR	837	PLN	3,600	(10,799)	Morgan Stanley
06/21/17	Buy	EUR	843	GBP	726	(8,389)	Morgan Stanley
06/21/17	Buy	EUR	853	HUF	263,135	1,349	Morgan Stanley
06/21/17	Buy	EUR	837	SEK	7,936	7,266	Morgan Stanley
06/21/17	Buy	EUR	838	CAD	1,208	(12,198)	Morgan Stanley
06/21/17	Buy	EUR	835	NOK	7,627	5,298	Morgan Stanley
06/21/17	Buy	EUR	836	SEK	7,915	8,537	Morgan Stanley
06/21/17	Buy	EUR	844	CAD	1,208	(5,198)	Morgan Stanley
06/21/17	Buy	EUR	837	GBP	724	(11,871)	Morgan Stanley
06/21/17	Buy	EUR	835	JPY	101,614	(21,415)	Morgan Stanley
06/21/17	Buy	EUR	835	GBP	729	(21,471)	Morgan Stanley
06/21/17	Buy	EUR	1,688	GBP	1,455	(18,076)	Morgan Stanley
06/21/17	Buy	EUR	168	CZK	4,491	669	Morgan Stanley
06/21/17	Buy	EUR	833	GBP	725	(17,827)	Morgan Stanley
06/21/17	Buy	EUR	851	JPY	104,442	(29,764)	Morgan Stanley
06/21/17	Buy	EUR	921	CHF	985	(1,756)	Morgan Stanley
06/21/17	Buy	EUR	1,707	JPY	209,220	(57,194)	Morgan Stanley
06/21/17	Buy	EUR	833	CHF	890	(780)	Morgan Stanley
06/21/17	Buy	EUR	837	NOK	7,685	724	Morgan Stanley
06/21/17	Buy	EUR	837	HUF	258,646	(223)	Morgan Stanley
06/21/17	Buy	EUR	843	CHF	906	(5,954)	Morgan Stanley
06/21/17	Buy	EUR	844	CHF	903	(2,377)	Morgan Stanley
06/21/17	Buy	EUR	851	GBP	731	(6,727)	Morgan Stanley
06/21/17	Buy	EUR	889	NOK	7,978	22,614	Morgan Stanley
06/21/17	Buy	EUR	578	JPY	69,387	(6,018)	Morgan Stanley
06/21/17	Buy	EUR	1,068	GBP	939	(34,326)	Morgan Stanley
06/21/17	Buy	EUR	1,152	JPY	140,088	(28,449)	Morgan Stanley
06/21/17	Buy	EUR	1,172	JPY	143,646	(39,437)	Morgan Stanley
06/21/17	Buy	EUR	1,959	JPY	234,769	(17,949)	Morgan Stanley
06/21/17	Buy	EUR	2,293	JPY	277,823	(47,835)	Morgan Stanley
06/21/17	Buy	EUR	2,671	GBP	2,337	(73,139)	Morgan Stanley

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts (cont’d.):
06/21/17	Buy	GBP	745	EUR	855	$19,372	Morgan Stanley
06/21/17	Buy	GBP	1,474	EUR	1,680	51,229	Morgan Stanley
06/21/17	Buy	GBP	729	EUR	835	20,407	Morgan Stanley
06/21/17	Buy	HUF	257,705	EUR	831	3,387	Morgan Stanley
06/21/17	Buy	HUF	323,917	EUR	1,040	9,591	Morgan Stanley
06/21/17	Buy	HUF	96,935	EUR	313	1,362	Morgan Stanley
06/21/17	Buy	HUF	105,935	EUR	339	4,178	Morgan Stanley
06/21/17	Buy	HUF	265,991	EUR	858	3,196	Morgan Stanley
06/21/17	Buy	HUF	134,171	EUR	430	5,081	Morgan Stanley
06/21/17	Buy	HUF	263,401	EUR	842	11,603	Morgan Stanley
06/21/17	Buy	HUF	136,509	EUR	439	3,068	Morgan Stanley
06/21/17	Buy	NOK	7,732	EUR	859	(18,769)	Morgan Stanley
06/21/17	Buy	NOK	11,145	EUR	1,229	(17,218)	Morgan Stanley
06/21/17	Buy	NOK	89,145	EUR	9,929	(243,004)	Morgan Stanley
06/21/17	Buy	NOK	15,607	EUR	1,703	(4,762)	Morgan Stanley
06/21/17	Buy	NOK	7,651	EUR	833	(378)	Morgan Stanley
06/21/17	Buy	NOK	7,685	EUR	837	(645)	Morgan Stanley
06/21/17	Buy	NOK	7,696	EUR	837	575	Morgan Stanley
06/21/17	Buy	NOK	7,805	EUR	854	(4,941)	Morgan Stanley
06/21/17	Buy	NOK	7,836	EUR	854	(1,330)	Morgan Stanley
06/21/17	Buy	NOK	15,366	EUR	1,662	11,087	Morgan Stanley
06/21/17	Buy	NOK	3,080	SEK	3,197	722	Morgan Stanley
06/21/17	Buy	NOK	3,422	EUR	374	(2,049)	Morgan Stanley
06/21/17	Buy	NOK	15,599	EUR	1,713	(16,426)	Morgan Stanley
06/21/17	Buy	NOK	7,686	EUR	834	2,606	Morgan Stanley
06/21/17	Buy	NOK	7,704	EUR	835	3,695	Morgan Stanley
06/21/17	Buy	NOK	7,731	EUR	857	(16,729)	Morgan Stanley
06/21/17	Buy	NOK	15,359	EUR	1,708	(39,032)	Morgan Stanley
06/21/17	Buy	NZD	521	AUD	474	2,453	Morgan Stanley
06/21/17	Buy	PLN	1,740	EUR	408	1,914	Morgan Stanley
06/21/17	Buy	PLN	12,628	EUR	2,909	66,614	Morgan Stanley
06/21/17	Buy	PLN	2,229	EUR	514	11,031	Morgan Stanley
06/21/17	Buy	PLN	3,627	EUR	837	17,500	Morgan Stanley
06/21/17	Buy	PLN	7,170	EUR	1,671	16,997	Morgan Stanley
06/21/17	Buy	PLN	7,810	EUR	1,819	19,744	Morgan Stanley
06/21/17	Buy	SEK	55,154	EUR	5,787	(17,706)	Morgan Stanley
06/21/17	Buy	SEK	13,578	EUR	1,425	(4,751)	Morgan Stanley
06/21/17	Buy	SEK	59,510	EUR	6,242	(16,720)	Morgan Stanley
06/21/17	Buy	SEK	47,131	EUR	4,936	(5,036)	Morgan Stanley
06/21/17	Buy	SEK	4,939	EUR	517	(281)	Morgan Stanley
06/21/17	Buy	SEK	7,923	EUR	833	(4,342)	Morgan Stanley
06/21/17	Buy	SEK	7,943	EUR	834	(3,264)	Morgan Stanley
06/21/17	Buy	SEK	40,459	EUR	4,267	(36,340)	Morgan Stanley
06/21/17	Buy	SEK	55,198	EUR	5,805	(32,595)	Morgan Stanley

						$(543,580)

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Credit default swap agreements outstanding at March 31, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
Republic of China	12/20/20	1.000%	27,520	5.681%	$(438,733)	$216,981	$(655,714)	Citigroup Global Markets

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.EM.27.V1	06/20/22	1.000%	32,860	$1,784,118	$1,726,797	$(57,321)
CDX.NA.HY.28.V1	06/20/22	5.000%	11,000	(767,428)	(798,407)	(30,979)
CDX.NA.IG.27.V1	12/20/21	1.000%	9,910	(116,571)	(187,357)	(70,786)
iTraxx EU.26.V1	12/20/21	1.000%	EUR 39,140	(533,911)	(674,417)	(140,506)

				$366,208	$66,616	$(299,592)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at March 31, 2017:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
AUD	32,540	06/21/22	2.750%	6 Month BBSW(2)	$150,377	$198,273	$47,896
AUD	14,960	12/15/26	3.500%	6 Month BBSW(2)	(1,109)	36,354	37,463
CAD	111,850	03/15/19	1.000%	3 Month CDOR(2)	(309,184)	(169,165)	140,019
CAD	10,700	06/21/22	1.000%	3 Month CDOR(2)	(219,191)	(201,488)	17,703
CAD	1,240	12/15/26	2.500%	3 Month CDOR(2)	(5,130)	6,475	11,605

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest rate swap agreements outstanding at March 31, 2017 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
CAD	10,740	06/21/27	1.250%	3 Month CDOR(2)	$(589,755)	$(534,090)	$55,665
CHF	42,580	03/29/19	(0.554)%	6 Month CHF LIBOR(2)	3,984	13,814	9,830
CHF	2,250	06/21/27	0.250%	6 Month CHF LIBOR(2)	18,491	19,523	1,032
EUR	250,210	03/14/19	0.030%	6 Month EURIBOR(2)	65,084	252,700	187,616
EUR	167,170	03/14/19	0.010%	6 Month EURIBOR(2)	(9,964)	132,966	142,930
EUR	74,270	03/14/19	(0.184)%	1 Day EONIA(2)	(9,778)	32,707	42,485
EUR	12,250	03/15/19	1.125%	Eurostat Eurozone HICP ex Tobacco(2)	33,605	46,466	12,861
EUR	189,350	03/28/19	(0.162)%	1 Day EONIA(2)	18,501	121,999	103,498
EUR	105,370	02/11/21	0.250%	6 Month EURIBOR(2)	24,384	1,810	(22,574)
EUR	11,880	03/15/22	1.205%	Eurostat Eurozone HICP ex Tobacco(1)	(31,394)	(69,321)	(37,927)
EUR	67,910	06/21/22	0.000%	6 Month EURIBOR(2)	(1,223,686)	(859,311)	364,375
EUR	28,860	03/23/24	0.910%	6 Month EURIBOR(1)	(11,901)	(160,571)	(148,670)
EUR	7,550	06/21/24	0.000%	6 Month EURIBOR(2)	(268,550)	(270,968)	(2,418)
EUR	59,680	02/16/26	0.700%	6 Month EURIBOR(2)	(133,871)	142,709	276,580
EUR	41,040	01/12/27	1.330%	6 Month EURIBOR(1)	(310,161)	2,351	312,512
EUR	5,980	06/15/27	1.750%	Eurostat Eurozone HICP ex Tobacco(2)	62,787	102,628	39,841
EUR	16,940	06/21/27	0.500%	6 Month EURIBOR(2)	(635,027)	(566,357)	68,670
GBP	37,030	03/11/21	1.000%	6 Month GBP LIBOR(1)	(8,024)	(64,088)	(56,064)
GBP	13,220	12/15/26	2.250%	6 Month GBP LIBOR(1)	(520,199)	(578,567)	(58,368)
GBP	4,140	01/15/27	3.630%	U.K. Retail Prices Index(1)	18,507	(89,159)	(107,666)
GBP	2,050	03/15/27	3.530%	U.K. Retail Prices Index(1)	977	(10,119)	(11,096)
GBP	31,140	03/16/27	1.600%	6 Month GBP LIBOR(2)	(71,534)	94,355	165,889
GBP	28,810	06/21/27	0.750%	6 Month GBP LIBOR(1)	1,667,853	1,650,254	(17,599)
GBP	2,250	09/15/31	3.230%	12 Month UKRPI(2)	(10,845)	(160,807)	(149,962)
GBP	1,180	12/22/31	1.500%	6 Month GBP LIBOR(1)	(116,845)	(28,076)	88,769
GBP	32,630	01/12/32	1.940%	6 Month GBP LIBOR(1)	299,900	(246,606)	(546,506)
GBP	3,790	01/15/32	3.723%	U.K. Retail Prices Index(2)	(19,524)	174,196	193,720
GBP	1,230	02/01/32	2.080%	6 Month GBP LIBOR(1)	—	(18,741)	(18,741)
GBP	1,850	03/15/32	3.610%	U.K. Retail Prices Index(2)	526	26,929	26,403
GBP	13,500	06/21/32	1.000%	6 Month GBP LIBOR(1)	1,073,511	955,201	(118,310)

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest rate swap agreements outstanding at March 31, 2017 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
GBP	22,000	03/17/37	1.750%	6 Month GBP LIBOR(1)	$136,348	$(47,808)	$(184,156)
GBP	2,040	06/16/37	2.000%	6 Month GBP LIBOR(1)	(63,621)	(59,300)	4,321
GBP	1,490	03/15/42	3.620%	U.K. Retail Prices Index(2)	(4,564)	62,886	67,450
GBP	1,360	03/15/47	3.538%	U.K. Retail Prices Index(1)	6,087	(59,513)	(65,600)
GBP	1,220	06/17/47	1.500%	6 Month GBP LIBOR(1)	(17,225)	(17,360)	(135)
GBP	4,110	06/21/47	1.000%	6 Month GBP LIBOR(1)	617,469	550,565	(66,904)
JPY	830,890	06/22/37	0.750%	6 Month JPY LIBOR(1)	(33,125)	(60,000)	(26,875)
JPY	143,060	06/17/47	1.500%	6 Month JPY LIBOR(2)	15,575	32,097	16,522
NOK	13,860	06/16/26	2.500%	6 Month NIBOR(2)	(2,499)	14,735	17,234
NZD	16,670	03/15/22	3.000%	3 Month New Zealand Bank Bill(2)	64,711	52,702	(12,009)
NZD	8,000	12/15/26	2.750%	3 Month New Zealand Bank Bill(2)	(301,086)	(285,490)	15,596
PLN	47,860	06/21/19	2.123%	6 Month WIBOR(2)	4,713	40,313	35,600
PLN	15,140	09/21/21	1.771%	6 Month WIBOR(2)	(33,004)	(50,532)	(17,528)
SEK	182,330	06/15/18	0.050%	3 Month STIBOR(2)	175,144	120,857	(54,287)
SEK	305,380	09/15/18	(0.330)%	3 Month STIBOR(2)	5,648	965	(4,683)
SEK	44,390	06/21/22	0.500%	3 Month STIBOR(1)	(1,654)	(22,633)	(20,979)
SEK	72,500	06/21/27	1.250%	3 Month STIBOR(1)	16,814	(64,680)	(81,494)
	7,440	06/21/19	1.250%	3 Month LIBOR(1)	79,089	69,900	(9,189)
	46,620	12/19/19	2.250%	3 Month LIBOR(2)	367	52,268	51,901
	222,330	12/20/19	2.250%	3 Month LIBOR(2)	155,476	247,442	91,966
	67,740	02/11/21	2.250%	3 Month LIBOR(1)	122,037	7,314	(114,723)
	95,750	06/21/22	1.250%	3 Month LIBOR(1)	4,348,667	3,971,288	(377,379)
	10,580	12/19/23	2.600%	3 Month LIBOR(1)	2,643	(80,608)	(83,251)
	4,430	12/15/26	2.500%	3 Month LIBOR(2)	(57,322)	(46,609)	10,713
	23,010	06/21/27	1.500%	3 Month LIBOR(2)	(2,101,427)	(1,935,474)	165,953
	31,160	12/20/28	2.790%	3 Month LIBOR(1)	(220,930)	(415,750)	(194,820)
	6,080	06/21/47	1.750%	3 Month LIBOR(2)	(1,280,228)	(1,218,257)	61,971
ZAR	97,450	09/20/19	7.350%	3 Month JIBAR(2)	39	(4,832)	(4,871)
ZAR	13,530	08/24/25	9.145%	3 Month JIBAR(1)	6,577	(19,014)	(25,591)
ZAR	15,610	12/08/26	9.120%	3 Month JIBAR(1)	—	(10,612)	(10,612)
ZAR	19,560	01/11/27	8.840%	3 Month JIBAR(1)	—	(1,118)	(1,118)
ZAR	16,340	01/19/27	8.780%	3 Month JIBAR(1)	—	1,261	1,261
ZAR	15,260	01/25/27	8.830%	3 Month JIBAR(1)	—	(306)	(306)
ZAR	17,540	02/15/27	8.650%	3 Month JIBAR(1)	—	6,555	6,555

					$573,534	$815,528	$241,994

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
BRL	7,170	01/04/21	9.883%	Brazilian Interbank Overnight Lending Rate(2)	$7,197	$—	$7,197	Morgan Stanley
BRL	3,050	01/02/23	10.690%	Brazilian Interbank Overnight Lending Rate(1)	(24,916)	—	(24,916)	JPMorgan Chase

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest rate swap agreements outstanding at March 31, 2017 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation(Depreciation)	Counterparty
OTC swap agreements (cont’d.):
KRW	5,330,250	07/29/17	1.625%	3 Month KWCDC(2)	$3,703	$—	$3,703	Citigroup Global Markets
KRW	22,839,270	06/15/19	1.293%	3 Month KWCDC(2)	(128,386)	—	(128,386)	Bank of America

					$(142,402)	$—	$(142,402)

Cash and foreign currency of $7,753,458 has been segregated with Credit Suisse First Boston Corp. to cover the requirements for open centrally cleared interest rate and credit default swap contracts at March 31, 2017.

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2017:

Counterparty	Termination Date	Long (Short) Notional Amount(000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Citigroup Global Markets	08/17/17	8,175	Pay or receive amounts based on market value fluctuation of Egypt Treasury Bill	$423,294	$421,365	$1,929
Citigroup Global Markets	02/08/18	7,500	Pay or receive amounts based on market value fluctuation of Egypt Treasury Bill	358,062	359,093	(1,031)

				$781,356	$780,458	$898

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	-	unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	-	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$49,886,205	$2,310,350
Non-Residential Mortgage-Backed Securities	—	64,837,885	7,050,000
Residential Mortgage-Backed Securities	—	10,596,683	—
Corporate Bonds
Belgium	—	5,860,831	—
Brazil	—	2,023,311	—
France	—	5,403,168	—
Germany	—	1,573,303	—
Italy	—	3,020,113	—
Japan	—	1,059,463	—
Mexico	—	1,442,547	—
Netherlands	—	7,755,600	—
Portugal	—	7,920,406	—
Switzerland	—	4,725,368	—
United Kingdom	—	10,389,397	—
United States	—	61,505,903	—
Foreign Government Bonds	—	363,860,173	—
Municipal Bonds	—	4,785,139	—

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Level 1	Level 2	Level 3
Residential Mortgage-Backed Securities	$—	$31,019,559	$5,900,000
U.S. Government Agency Obligations	—	89,542,609	—
U.S. Treasury Obligations	—	26,547,745	—
Affiliated Mutual Funds	17,681,561	—	—
U.S. Government Agency Obligation – Short	—	(3,068,672)	—
Other Financial Instruments*
Futures Contracts	360,547	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(5,313,831)	—
OTC Cross Currency Exchange Contracts	—	(543,580)	—
OTC Credit Default Swap Agreement	—	(438,733)	—
Centrally Cleared Credit Default Swap Agreements	—	(299,592)	—
Centrally Cleared Interest Rate Swap Agreements	—	241,994	—
OTC Interest Rate Swap Agreements	—	(142,402)	—
OTC Total Return Swap Agreements	—	781,356	—

Total	$18,042,108	$744,971,948	$15,260,350

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities Collateralized Loan Obligations	Asset-Backed Securities Non-Residential Mortgage-Backed Obligations	Residential Mortgage-Backed Securities
Balance as of 12/31/2016	$—	$—	$10,875,000
Realized gain (loss)	—	—	362
Change in unrealized appreciation (depreciation)**	10,350	—	(487)
Purchases/Exchanges/Issuances	2,300,000	7,050,000	1,400,000
Sales/Paydowns	—	—	(1,400,000)
Accrued discount/premium	—	—	125
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	(4,975,000)

Balance as of 03/31/17	$2,310,350	$7,050,000	$5,900,000

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Of which, $9,863 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of March 31, 2017	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities -
Collateralized Loan Obligations	$2,310,350	Market Approach	Single Broker Indicative Quote
Asset-Backed Securities -
Non-Residential Mortgage-Backed Securities	7,050,000	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed
Securities	5,900,000	Market Approach	Single Broker Indicative Quote

	$15,260,350

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Residential Mortgage-Backed Securities	$4,975,000	L3 to L2	Cost to Evaluated Bid

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Credit contracts	$(738,325)
Foreign exchange contracts	(5,857,411)
Interest rate contracts	1,241,495

Total	$(5,354,241)

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS
Aerospace & Defense — 1.0%
Textron, Inc.	393,904	$18,745,891

Airlines — 1.1%
JetBlue Airways Corp.*	946,325	19,503,758

Banks — 16.0%
Bank of America Corp.	3,879,543	91,518,419
Citigroup, Inc.	516,827	30,916,591
JPMorgan Chase & Co.	774,507	68,032,695
Wells Fargo & Co.	1,746,149	97,190,653

		287,658,358

Beverages — 1.3%
Anheuser-Busch InBev SA/NV (Belgium), ADR(a)	208,332	22,866,520

Biotechnology — 3.0%
Celgene Corp.*	194,489	24,200,266
Vertex Pharmaceuticals, Inc.*	267,715	29,274,635

		53,474,901

Capital Markets — 3.6%
Deutsche Bank AG (Germany)*(a)	1,062,215	18,227,609
Invesco Ltd.	590,926	18,100,063
Morgan Stanley	645,446	27,650,907

		63,978,579

Chemicals — 1.6%
E.I. du Pont de Nemours & Co.	347,664	27,927,849

Communications Equipment — 2.1%
Cisco Systems, Inc.	1,090,681	36,865,018

Construction & Engineering — 0.8%
Fluor Corp.	271,186	14,269,807

Consumer Finance — 2.0%
American Express Co.	459,597	36,358,719

Containers & Packaging — 0.9%
Ball Corp.	216,835	16,102,167

Diversified Telecommunication Services — 1.3%
Level 3 Communications, Inc.*(a)	153,655	8,792,139
Verizon Communications, Inc.	303,908	14,815,515

		23,607,654

Electric Utilities — 1.3%
FirstEnergy Corp.	740,967	23,577,571

Electrical Equipment — 2.7%
Eaton Corp. PLC	362,261	26,861,653
Emerson Electric Co.	370,675	22,188,606

		49,050,259

Electronic Equipment, Instruments & Components — 1.4%
Corning, Inc.	420,154	11,344,158
TE Connectivity Ltd.	183,105	13,650,478

		24,994,636

Equity Real Estate Investment Trusts (REITs) — 4.8%
American Tower Corp.	125,735	15,281,832
AvalonBay Communities, Inc.(a)	118,694	21,792,218
DDR Corp.	980,903	12,290,715
Simon Property Group, Inc.	105,999	18,235,009

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Vornado Realty Trust	182,983	$18,355,025

		85,954,799

Food & Staples Retailing — 1.0%
Whole Foods Market, Inc.(a)	600,635	17,850,872

Food Products — 1.6%
Campbell Soup Co.	218,555	12,510,088
Mondelez International, Inc. (Class A Stock)	370,737	15,971,351

		28,481,439

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	878,666	39,021,557
Medtronic PLC	120,112	9,676,223

		48,697,780

Health Care Providers & Services — 1.5%
Aetna, Inc.(a)	153,542	19,584,282
Humana, Inc.	38,884	8,015,548

		27,599,830

Household Products — 0.8%
Kimberly-Clark Corp.	103,622	13,639,764

Industrial Conglomerates — 2.6%
General Electric Co.	1,550,329	46,199,804

Insurance — 4.5%
American International Group, Inc.	360,987	22,536,418
Hartford Financial Services Group, Inc. (The)	189,693	9,118,543
MetLife, Inc.	925,949	48,908,626

		80,563,587

Internet Software & Services — 1.8%
Alphabet, Inc. (Class A Stock)*	38,588	32,714,906

IT Services — 0.7%
Visa, Inc. (Class A Stock)(a)	148,871	13,230,166

Machinery — 1.0%
Caterpillar, Inc.(a)	186,773	17,325,063

Media — 4.0%
DISH Network Corp. (Class A Stock)*	428,299	27,192,704
Liberty Global PLC (United Kingdom) (Class C Stock)*	418,011	14,647,105
Viacom, Inc. (Class B Stock)	622,813	29,035,542

		70,875,351

Oil, Gas & Consumable Fuels — 12.1%
Apache Corp.	176,569	9,073,881
BP PLC (United Kingdom), ADR(a)	1,095,763	37,825,739
Chevron Corp.	165,980	17,821,273
ConocoPhillips	826,121	41,198,654
Exxon Mobil Corp.	787,981	64,622,322
Range Resources Corp.	492,352	14,327,443
Southwestern Energy Co.*	3,859,566	31,532,654

		216,401,966

Personal Products — 1.0%
Coty, Inc. (Class A Stock)(a)	1,037,019	18,801,154

Pharmaceuticals — 6.5%
Allergan PLC	182,640	43,636,349
Bristol-Myers Squibb Co.	143,339	7,794,775

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Johnson & Johnson	64,658	$8,053,154
Pfizer, Inc.	1,682,176	57,547,242

		117,031,520

Road & Rail — 2.1%
Union Pacific Corp.	353,575	37,450,664

Semiconductors & Semiconductor Equipment — 0.7%
Texas Instruments, Inc.	157,508	12,688,844

Software — 3.5%
Oracle Corp.	1,086,602	48,473,315
Symantec Corp.	464,723	14,257,702

		62,731,017

Specialty Retail — 1.1%
Home Depot, Inc. (The)	65,857	9,669,783
TJX Cos., Inc. (The)(a)	115,615	9,142,834

		18,812,617

Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.	77,955	11,199,015

Textiles, Apparel & Luxury Goods — 0.8%
Coach, Inc.	332,695	13,750,284

Tobacco — 1.8%
Altria Group, Inc.	462,226	33,012,181

	Units
RIGHTS* — 0.1%
Capital Markets
Deutsche Bank AG (Germany), expiring 04/06/17(a) (cost $0)	1,062,215	2,506,827

TOTAL LONG-TERM INVESTMENTS (cost $1,570,256,619)		1,746,501,137

	Shares	Value
SHORT-TERM INVESTMENTS — 11.3%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	59,100,230	$59,100,230
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $142,886,822; includes $142,745,380 of cash collateral for securities on loan)(b)(w)	142,852,339	142,880,909

TOTAL SHORT-TERM INVESTMENTS (cost $201,987,052)		201,981,139

TOTAL INVESTMENTS — 108.7% (cost $1,772,243,671)		1,948,482,276
Liabilities in excess of other assets — (8.7)%		(155,625,478)

NET ASSETS — 100.0%		$1,792,856,798

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $139,395,869; cash collateral of $142,745,380 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$18,745,891	$—	$—
Airlines	19,503,758	—	—
Banks	287,658,358	—	—
Beverages	22,866,520	—	—
Biotechnology	53,474,901	—	—
Capital Markets	63,978,579	—	—
Chemicals	27,927,849	—	—
Communications Equipment	36,865,018	—	—

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Level 1	Level 2	Level 3
Construction & Engineering	$14,269,807	$—	$—
Consumer Finance	36,358,719	—	—
Containers & Packaging	16,102,167	—	—
Diversified Telecommunication Services	23,607,654	—	—
Electric Utilities	23,577,571	—	—
Electrical Equipment	49,050,259	—	—
Electronic Equipment, Instruments & Components	24,994,636	—	—
Equity Real Estate Investment Trusts (REITs)	85,954,799	—	—
Food & Staples Retailing	17,850,872	—	—
Food Products	28,481,439	—	—
Health Care Equipment & Supplies	48,697,780	—	—
Health Care Providers & Services	27,599,830	—	—
Household Products	13,639,764	—	—
Industrial Conglomerates	46,199,804	—	—
Insurance	80,563,587	—	—
Internet Software & Services	32,714,906	—	—
IT Services	13,230,166	—	—
Machinery	17,325,063	—	—
Media	70,875,351	—	—
Oil, Gas & Consumable Fuels	216,401,966	—	—
Personal Products	18,801,154	—	—
Pharmaceuticals	117,031,520	—	—
Road & Rail	37,450,664	—	—
Semiconductors & Semiconductor Equipment	12,688,844	—	—
Software	62,731,017	—	—
Specialty Retail	18,812,617	—	—
Technology Hardware, Storage & Peripherals	11,199,015	—	—
Textiles, Apparel & Luxury Goods	13,750,284	—	—
Tobacco	33,012,181	—	—
Rights
Capital Markets	2,506,827	—	—
Affiliated Mutual Funds	201,981,139	—	—

Total	$1,948,482,276	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Equity contracts	$2,506,827

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 73.2%

COMMON STOCKS — 27.2%
Aerospace & Defense — 0.2%
Airbus SE (France)	5,850	$446,133
Aselsan Elektronik Sanayi Ve Ticaret A/S (Turkey)	2,176	10,175
BAE Systems PLC (United Kingdom)	35,092	282,427
Boeing Co. (The)	203	35,903
BWX Technologies, Inc.	1,716	81,682
CAE, Inc. (Canada)	6,300	96,263
Chemring Group PLC (United Kingdom)	13,256	31,794
Cobham PLC (United Kingdom)	29,587	49,328
Cubic Corp.	1,189	62,779
Ducommun, Inc.*	819	23,579
Elbit Systems Ltd. (Israel)	1,203	137,603
Embraer SA (Brazil), ADR	11,925	263,304
General Dynamics Corp.	2,488	465,754
HEICO Corp.	850	74,120
Huntington Ingalls Industries, Inc.	488	97,717
L3 Technologies, Inc.	967	159,835
Leonardo SpA (Italy)*	9,594	136,048
Lockheed Martin Corp.	489	130,856
MacDonald, Dettwiler & Associates Ltd. (Canada)	1,000	52,826
Meggitt PLC (United Kingdom)	17,259	96,327
MTU Aero Engines AG (Germany)	1,006	130,787
Northrop Grumman Corp.	1,806	429,539
Orbital ATK, Inc.	1,071	104,958
QinetiQ Group PLC (United Kingdom)	31,503	110,041
Raytheon Co.	2,705	412,513
Rockwell Collins, Inc.	994	96,577
Rolls-Royce Holdings PLC (United Kingdom), (SGMX)*	22,899	216,328
Saab AB (Sweden) (Class B Stock)	5,516	232,741
Safran SA (France)	3,667	273,684
Spirit AeroSystems Holdings, Inc. (Class A Stock)	1,963	113,697
Teledyne Technologies, Inc.*	703	88,901
Thales SA (France)	1,715	165,663
United Technologies Corp.	8,520	956,029
Vectrus, Inc.*	1,324	29,591
Wesco Aircraft Holdings, Inc.*	3,156	35,978
Zodiac Aerospace (France)	4,826	120,633

		6,252,113

Air Freight & Logistics — 0.1%
Bollore SA (France)	42,006	162,592
C.H. Robinson Worldwide, Inc.(a)	932	72,034
CTT-Correios de Portugal SA (Portugal)*	23,694	129,291
Deutsche Post AG (Germany)	13,851	474,032
Expeditors International of Washington, Inc.	1,185	66,941
FedEx Corp.	3,067	598,525
Globaltrans Investment PLC (Cyprus), GDR, RegS	10,008	70,056
Guangdong Yueyun Transportation Co. Ltd. (China) (Class H Stock)	19,000	13,884
Gulf Warehousing Co. (Qatar)	384	5,517
Hub Group, Inc. (Class A Stock)*	1,176	54,566
Hyundai Glovis Co. Ltd. (South Korea)	650	85,484
Kerry TJ Logistics Co. Ltd. (Taiwan)	5,000	7,062

	Shares	Value
COMMON STOCKS (Continued)
Air Freight & Logistics (cont’d.)
Konoike Transport Co. Ltd. (Japan)	800	$9,930
Oesterreichische Post AG (Austria)	314	12,510
Royal Mail PLC (United Kingdom)	29,211	155,579
Shenzhen Chiwan Petroleum (China) (Class B Stock)*	3,300	9,896
Treasure ASA (Norway)*	10,038	18,469
United Parcel Service, Inc. (Class B Stock)	1,146	122,966
Yamato Holdings Co. Ltd. (Japan)	7,100	148,775
ZTO Express Cayman, Inc. (China), ADR*	2,400	31,416

		2,249,525

Airlines — 0.1%
Air Arabia PJSC (United Arab Emirates)	488,688	141,085
Alaska Air Group, Inc.	1,982	182,780
ANA Holdings, Inc. (Japan)	28,000	85,638
Bangkok Airways PCL (Thailand)	44,800	26,466
Cathay Pacific Airways Ltd. (Hong Kong)	83,000	120,495
Cebu Air, Inc. (Philippines)	12,870	24,083
China Airlines Ltd. (Taiwan)	273,000	94,912
Controladora Vuela Cia de Aviacion SAB de CV (Mexico), ADR*	3,070	42,796
Deutsche Lufthansa AG (Germany)	5,864	95,131
El Al Israel Airlines (Israel)	25,366	18,702
Eva Airways Corp. (Taiwan)	178,814	94,875
Garuda Indonesia Persero Tbk PT (Indonesia)*	758,700	19,472
Grupo Aeromexico SAB de CV (Mexico)*	5,837	11,969
Hainan Airlines Co. Ltd. (China) (Class B Stock)*	31,500	19,908
Japan Airlines Co. Ltd. (Japan)	3,200	101,600
Nok Airlines PCL (Thailand)*	27,400	6,060
Pegasus Hava Tasimaciligi A/S (Turkey)*	2,140	8,463
Qantas Airways Ltd. (Australia)	21,671	64,403
SAS AB (Sweden)*	7,793	12,407
Shandong Airlines Co. Ltd. (China) (Class B Stock)	24,500	54,555
Singapore Airlines Ltd. (Singapore)	15,200	109,416
Southwest Airlines Co.	8,510	457,498
Thai Airways International PCL (Thailand)*	40,000	21,535
Turk Hava Yollari AO (Turkey)*	68,434	103,007

		1,917,256

Auto Components — 0.3%
Actron Technology Corp. (Taiwan)*	1,000	3,544
Adient PLC	2,681	194,828
Aisin Seiki Co. Ltd. (Japan)	5,300	261,036
ARB Corp. Ltd. (Australia)	4,967	55,840
Autoliv, Inc. (Sweden)	1,307	133,654
Bridgestone Corp. (Japan)	16,500	669,787
Chaowei Power Holdings Ltd. (China)	61,000	40,838
Cheng Shin Rubber Industry Co. Ltd. (Taiwan)	138,350	285,864
China First Capital Group Ltd. (Hong Kong)*	42,000	18,441
CIE Automotive SA (Spain)	13,584	267,684
Cie Generale des Etablissements Michelin (France) (Class B Stock)	4,642	564,088
Cooper Tire & Rubber Co.	1,769	78,455
Cub Elecparts, Inc. (Taiwan)*	1,263	10,845
Denso Corp. (Japan)	12,100	533,878

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Auto Components (cont’d.)
Depo Auto Parts Ind Co. Ltd. (Taiwan)	13,000	$35,560
E-Lead Electronic Co. Ltd. (Taiwan)	8,000	8,885
Exedy Corp. (Japan)	4,500	128,890
FCC Co. Ltd. (Japan)	3,900	77,849
Federal Corp. (Taiwan)	88,224	42,882
Fuyao Glass Industry Group Co. Ltd. (China) (Class H Stock), 144A	89,600	310,972
Global PMX Co. Ltd. (Taiwan)	1,000	4,153
Grammer AG (Germany)	2,579	158,492
Halla Holdings Corp. (South Korea)	1,140	67,847
Hiroca Holdings Ltd. (Taiwan)	5,000	16,264
Hota Industrial Manufacturing Co. Ltd. (Taiwan)	5,000	20,934
Hunan Tyen Machinery Co. Ltd. (China) (Class B Stock)*	28,800	17,510
Hyundai Mobis Co. Ltd. (South Korea)	2,304	495,630
Hyundai Wia Corp. (South Korea)	1,468	89,151
Iron Force Industrial Co. Ltd. (Taiwan)*	2,000	11,506
Keihin Corp. (Japan)	6,100	100,325
Kenda Rubber Industrial Co. Ltd. (Taiwan)	52,545	87,275
Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A/S (Turkey)	4,003	8,948
KYB Corp. (Japan)	5,000	26,055
Macauto Industrial Co. Ltd. (Taiwan)*	2,000	11,411
Mahle-Metal Leve SA (Brazil)	2,000	13,818
Mando Corp. (South Korea)	306	71,038
Metair Investments Ltd. (South Africa)	7,678	14,489
Minth Group Ltd. (China)	38,000	153,219
Nan Kang Rubber Tire Co. Ltd. (Taiwan)*	41,000	40,058
Nemak SAB de CV (Mexico), 144A	33,900	37,644
Nifco, Inc. (Japan)	2,200	110,566
Pacific Industrial Co. Ltd. (Japan)	1,000	14,251
Press Kogyo Co. Ltd. (Japan)	24,600	123,375
Rassini SAB de CV (Mexico) (Class A Stock)	10,700	24,004
Shanghai Huayi Group Corp. Ltd. (China) (Class B Stock)	17,600	16,386
SL Corp. (South Korea)	2,002	34,739
Somboon Advance Technology PCL (Thailand)	54,300	26,232
Sri Trang Agro-Industry PCL (Thailand)	92,100	51,461
Sumitomo Riko Co. Ltd. (Japan)	4,100	41,548
Sumitomo Rubber Industries Ltd. (Japan)	7,400	126,259
Sungwoo Hitech Co. Ltd. (South Korea)	10,546	70,642
Taiho Kogyo Co. Ltd. (Japan)	3,900	58,269
Tong Yang Industry Co. Ltd. (Taiwan)	29,000	50,372
Tupy SA (Brazil)	6,200	29,251
Unipres Corp. (Japan)	13,700	286,617
Visteon Corp.*	945	92,563
Weifu High-Technology Group Co. Ltd. (China) (Class B Stock)	16,900	38,504
Xinyi Glass Holdings Ltd. (Hong Kong)*	374,000	329,427
Yokohama Rubber Co. Ltd. (The) (Japan)	8,200	160,711
Zhejiang Shibao Co. Ltd. (China)	20,000	22,378

		6,877,142

Automobiles — 0.4%
China Motor Corp. (Taiwan)	99,000	90,718

	Shares	Value
COMMON STOCKS (Continued)
Automobiles (cont’d.)
Chongqing Changan Automobile Co. Ltd. (China) (Class B Stock)	99,300	$138,033
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	610,000	685,700
Fiat Chrysler Automobiles NV (United Kingdom)*	33,825	369,550
Ford Otomotiv Sanayi A/S (Turkey)	4,170	40,825
Fuji Heavy Industries Ltd. (Japan)	13,900	509,828
Honda Motor Co. Ltd. (Japan)	60,700	1,832,475
Hyundai Motor Co. (South Korea)	6,392	900,836
Jiangling Motors Corp. Ltd. (China) (Class B Stock)	7,700	18,379
Kia Motors Corp. (South Korea)	13,359	442,753
Mitsubishi Motors Corp. (Japan)	23,400	140,371
Nissan Motor Co. Ltd. (Japan)	91,600	883,242
Piaggio & C SpA (Italy)	25,175	50,099
Qingling Motors Co. Ltd. (China) (Class H Stock)	182,000	59,267
Sanyang Motor Co. Ltd. (Taiwan)	112,000	79,182
Suzuki Motor Corp. (Japan)	9,100	377,957
Tofas Turk Otomobil Fabrikasi A/S (Turkey)	5,099	38,205
Toyota Motor Corp. (Japan)	76,456	4,149,867
Yulon Nissan Motor Co. Ltd. (Taiwan)	3,000	20,911

		10,828,198

Banks — 3.0%
77 Bank Ltd. (The) (Japan)	21,000	91,103
Agricultural Bank of China Ltd. (China) (Class H Stock)	3,999,000	1,844,251
Ajman Bank PJSC (United Arab Emirates)*	651,947	229,086
Al Khalij Commercial Bank PQSC (Qatar)	15,219	60,961
Albaraka Turk Katilim Bankasi A/S (Turkey)	97,072	33,384
Aozora Bank Ltd. (Japan)	32,000	118,135
Associated Banc-Corp.	9,933	242,365
Awa Bank Ltd. (The) (Japan)	13,000	82,470
Banca Popolare di Sondrio SCPA (Italy)	37,364	128,919
Banco Bilbao Vizcaya Argentaria SA (Spain)	137,482	1,067,231
Banco Bradesco SA (Brazil)	15,000	154,044
Banco de Bogota SA (Colombia)	6,300	130,384
Banco de Chile (Chile)	1,262,586	152,324
Banco de Credito e Inversiones (Chile)	3,769	207,369
Banco Industrial e Comercial SA (Brazil)*^	2,700	7,158
Banco Santander Brasil SA (Brazil), ADR(a)	13,700	120,833
Banco Santander Chile (Chile), ADR	7,602	190,658
Bancolombia SA (Colombia)	12,738	116,349
BanColombia SA (Colombia), ADR	6,160	245,599
Bangkok Bank PCL (Thailand)	52,900	286,472
Bank Bukopin Tbk (Indonesia)	494,700	23,211
Bank Central Asia Tbk PT (Indonesia)	349,300	433,708
Bank CIMB Niaga Tbk PT (Indonesia)*	283,200	22,103
Bank Hapoalim BM (Israel)	64,433	392,667
Bank Mandiri Persero Tbk PT (Indonesia)	385,100	338,209
Bank Negara Indonesia Persero Tbk PT (Indonesia)	448,400	218,001
Bank of China Ltd. (China) (Class H Stock)	8,940,000	4,445,698
Bank of Chongqing Co. Ltd. (China) (Class H Stock)	149,500	129,411
Bank of Communications Co. Ltd. (China) (Class H Stock)	2,782,000	2,165,553

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Bank of East Asia Ltd. (The) (Hong Kong)	68,836	$284,798
Bank of Hawaii Corp.(a)	818	67,370
Bank of Iwate Ltd. (The) (Japan)	1,900	80,498
Bank of Jinzhou Co. Ltd. (China) (Class H Stock)	135,000	159,464
Bank of Montreal (Canada)(a)	10,700	799,211
Bank of Nova Scotia (The) (Canada)	19,700	1,152,506
Bank of Okinawa Ltd. (The) (Japan)	1,440	55,137
Bank of Qingdao Co. Ltd. (China) (Class H Stock), 144A	25,500	24,095
Bank of the Philippine Islands (Philippines)	77,790	156,863
Bank of the Ryukyus Ltd. (Japan)	9,700	139,630
Bank of Tianjin Co. Ltd. (China) (Class H Stock)	5,500	3,895
Bank of Zhengzhou Co. Ltd. (China) (Class H Stock), 144A(a)	103,000	66,722
Bank Pan Indonesia Tbk PT (Indonesia)*	487,800	33,143
Bank Pekao SA (Poland)	10,035	334,045
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT (Indonesia)	243,200	36,872
Bank Pembangunan Daerah Jawa Timur Tbk PT (Indonesia)	1,745,500	90,430
Bank Permata Tbk PT (Indonesia)*	308,600	15,514
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	450,800	438,952
Bank Tabungan Negara Persero Tbk PT (Indonesia)	298,500	50,853
Bank Zachodni WBK SA (Poland)	2,247	193,883
Bankia SA (Spain)(a)	113,938	129,696
Bankinter SA (Spain)	11,096	93,042
BankUnited, Inc.	2,329	86,895
Banque Cantonale Vaudoise (Switzerland)	82	56,573
Banregio Grupo Financiero SAB de CV (Mexico)	3,600	21,495
BB&T Corp.	10,077	450,442
BBVA Banco Continental SA (Peru)	34,923	47,087
BDO Unibank, Inc. (Philippines)	86,860	203,582
Berkshire Hills Bancorp, Inc.	2,226	80,247
Berner Kantonalbank AG (Switzerland)*	939	173,022
BIMB Holdings Bhd (Malaysia)	27,700	27,854
BOC Hong Kong Holdings Ltd. (Hong Kong)	83,500	341,291
Canadian Imperial Bank of Commerce (Canada)	6,800	586,349
Capitec Bank Holdings Ltd. (South Africa)	2,253	127,904
Cardinal Financial Corp.	1,642	49,161
Chang Hwa Commercial Bank Ltd. (Taiwan)	619,687	377,671
Chemical Financial Corp	1,420	72,633
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	1,501,000	995,895
China Construction Bank Corp. (China) (Class H Stock)	8,752,000	7,051,554
China Zheshang Bank Co. Ltd. (China) (Class H Stock)*	84,000	47,151
Columbia Banking System, Inc.	1,941	75,680
Commerce Bancshares, Inc.	615	34,538
Commercial Bank QSC (The) (Qatar)*	20,878	194,809
Commonwealth Bank of Australia (Australia)	19,266	1,263,369
Community Bank System, Inc.	1,117	61,413
Concordia Financial Group Ltd. (Japan)	35,700	165,509

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Credicorp Ltd. (Peru), (NYSE)	3,422	$558,813
Credit Bank of Moscow PJSC (Russia)*	1,011,800	78,864
Credito Emiliano SpA (Italy)	3,164	21,727
Credito Valtellinese SpA (Italy)	20,402	76,891
CTBC Financial Holding Co. Ltd. (Taiwan)	1,836,578	1,134,721
Daishi Bank Ltd. (The) (Japan)	28,000	111,204
Danske Bank A/S (Denmark)	15,376	524,259
DBS Group Holdings Ltd. (Singapore)	42,170	584,135
DNB ASA (Norway)	14,110	224,047
Doha Bank QSC (Qatar)	18,182	156,872
Dubai Islamic Bank PJSC (United Arab Emirates)	282,854	431,032
E.Sun Financial Holding Co. Ltd. (Taiwan)	880,287	535,156
EnTie Commercial Bank Co. Ltd. (Taiwan)	27,000	12,012
Far Eastern International Bank (Taiwan)	630,972	198,801
First Financial Holding Co. Ltd. (Taiwan)	1,007,955	614,554
First Republic Bank	1,170	109,758
FNB Corp.	5,055	75,168
Fulton Financial Corp.	9,513	169,807
Glacier Bancorp, Inc.	3,663	124,286
Great Western Bancorp, Inc.	1,356	57,508
Grupo Aval Acciones y Valores SA (Colombia), ADR	21,314	174,135
Grupo Elektra SAB de CV (Mexico) (Class A Stock)*	3,735	88,291
Grupo Financiero Interacciones SA de CV (Mexico) (Class O Stock)	10,300	47,863
Grupo Security SA (Chile)	228,689	84,489
Gunma Bank Ltd. (The) (Japan)	23,100	120,511
Hang Seng Bank Ltd. (Hong Kong)	11,100	225,180
Harbin Bank Co. Ltd. (China) (Class H Stock), 144A	633,000	197,290
Hokkoku Bank Ltd. (The) (Japan)	38,000	144,476
Hokuhoku Financial Group, Inc. (Japan)	27,000	423,879
Hong Leong Bank Bhd (Malaysia)	37,200	115,684
Hope Bancorp, Inc.	4,167	79,881
HSBC Holdings PLC (United Kingdom), (QMTF)	382,448	3,119,564
Hua Nan Financial Holdings Co. Ltd. (Taiwan)	798,746	446,160
Huishang Bank Corp. Ltd. (China) (Class H Stock)	401,000	194,957
Hyakugo Bank Ltd. (The) (Japan)	21,000	83,845
Hyakujushi Bank Ltd. (The) (Japan)	42,000	142,202
IBERIABANK Corp.	854	67,551
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	8,264,000	5,407,535
ING Bank Slaski SA (Poland)	1,819	78,894
Intercorp Financial Services, Inc. (Peru)	3,598	118,733
Investors Bancorp, Inc.	10,004	143,858
Itau CorpBanca (Chile)	10,978,473	99,241
Itau Unibanco Holding SA (Brazil)	8,600	92,659
Itausa - Investimentos Itau SA (Brazil)	38,077	110,074
Iyo Bank Ltd. (The) (Japan)	11,700	78,946
Japan Post Bank Co. Ltd. (Japan)	12,500	155,198
Juroku Bank Ltd. (The) (Japan)	24,000	77,532
Keiyo Bank Ltd. (The) (Japan)	18,000	77,985
Kiatnakin Bank PCL (Thailand)	47,700	96,476
King’s Town Bank Co. Ltd. (Taiwan)*	143,000	142,117

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Kiyo Bank Ltd. (The) (Japan)	9,600	$147,415
Komercni Banka A/S (Czech Republic)	9,194	341,555
Krung Thai Bank PCL (Thailand)	423,900	251,657
Laurentian Bank of Canada (Canada)	3,600	158,553
LH Financial Group PCL (Thailand)	760,306	39,380
Liberbank SA (Spain)*	83,034	106,842
Luzerner Kantonalbank AG (Switzerland)	424	179,430
M&T Bank Corp.(a)	1,750	270,778
Malayan Banking Bhd (Malaysia)	329,600	664,113
MB Financial, Inc.	2,141	91,678
Mebuki Financial Group, Inc. (Japan)	25,620	102,378
Mega Financial Holding Co. Ltd. (Taiwan)	1,183,228	954,784
Metropolitan Bank & Trust Co. (Philippines)	104,256	166,141
Mie Bank Ltd. (The) (Japan)	11,000	232,296
Mizrahi Tefahot Bank Ltd. (Israel)	15,643	265,144
Mizuho Financial Group, Inc. (Japan)	951,000	1,745,634
Moneta Money Bank A/S (Czech Republic), 144A*	18,855	63,902
Musashino Bank Ltd. (The) (Japan)	4,000	118,578
Nanto Bank Ltd. (The) (Japan)	1,400	51,311
National Australia Bank Ltd. (Australia)	43,971	1,119,606
National Bank Holdings Corp. (Class A Stock)	2,573	83,623
National Bank of Canada (Canada)	4,900	205,750
Nedbank Group Ltd. (South Africa)	10,010	179,861
Nishi-Nippon Financial Holdings, Inc. (Japan)	13,700	137,765
North Pacific Bank Ltd. (Japan)	33,500	127,065
Ogaki Kyoritsu Bank Ltd. (The) (Japan)	32,000	95,358
Oita Bank Ltd. (The) (Japan)	14,000	54,713
Old National Bancorp	7,707	133,716
OTP Bank PLC (Hungary)	14,249	398,109
Oversea-Chinese Banking Corp. Ltd. (Singapore)	75,305	523,069
People’s United Financial, Inc.(a)	1,729	31,468
Philippine National Bank (Philippines)	13,610	14,997
Pinnacle Financial Partners, Inc.	979	65,055
PNC Financial Services Group, Inc. (The)	7,035	845,888
Postal Savings Bank Of China Co. Ltd. (China) (Class H Stock), 144A*	677,000	419,018
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)*	66,569	538,050
Public Bank Bhd (Malaysia)	118,200	531,366
Qatar International Islamic Bank QSC (Qatar)	2,793	52,528
Qatar Islamic Bank SAQ (Qatar)	4,614	129,650
Qatar National Bank QPSC (Qatar)	16,841	675,680
Resona Holdings, Inc. (Japan)	71,500	384,375
Rizal Commercial Banking Corp. (Philippines)	91,800	70,266
Royal Bank of Canada (Canada)	21,800	1,588,301
San-In Godo Bank Ltd. (The) (Japan)	25,200	202,316
Security Bank Corp. (Philippines)	13,090	52,691
Sekerbank TAS (Turkey)*	92,178	29,949
Senshu Ikeda Holdings, Inc. (Japan)	17,800	73,632
Seven Bank Ltd. (Japan)	9,000	29,473
Shengjing Bank Co. Ltd. (China) (Class H Stock), 144A	148,500	136,072
Shiga Bank Ltd. (The) (Japan)	29,000	148,830

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Shinhan Financial Group Co. Ltd. (South Korea)	17,490	$728,757
Shinsei Bank Ltd. (Japan)	88,000	162,151
Signature Bank*	802	119,009
SinoPac Financial Holdings Co. Ltd. (Taiwan)	1,594,939	497,774
Sociedad Matriz del Banco de Chile SA (Chile) (Class B Stock)	196,525	70,268
South State Corp.	963	86,044
Spar Nord Bank A/S (Denmark)	16,206	179,378
SpareBank 1 Nord Norge (Norway)	12,684	81,608
SpareBank 1 SMN (Norway)	21,766	168,991
SpareBank 1 SR-Bank ASA (Norway)	17,745	132,445
St Galler Kantonalbank AG (Switzerland)	277	116,169
Sterling Bancorp	4,355	103,214
Suruga Bank Ltd. (Japan)	2,800	59,100
Svenska Handelsbanken AB (Sweden) (Class A Stock)(a)	25,512	349,618
Swedbank AB (Sweden) (Class A Stock)	9,281	214,748
Sydbank A/S (Denmark)	12,740	441,574
Taichung Commercial Bank Co. Ltd. (Taiwan)*	449,017	145,734
Taishin Financial Holding Co. Ltd. (Taiwan)	1,299,486	541,641
Taiwan Business Bank (Taiwan)	961,768	266,234
Taiwan Cooperative Financial Holding Co. Ltd. (Taiwan)	1,395,276	694,470
Thanachart Capital PCL (Thailand)	90,400	126,935
Tisco Financial Group PCL (Thailand)	21,900	45,023
TMB Bank PCL (Thailand)	2,348,800	166,783
Toho Bank Ltd. (The) (Japan)	20,000	75,390
Toronto-Dominion Bank (The) (Canada)	31,500	1,577,783
Trustmark Corp.	2,982	94,798
Turkiye Garanti Bankasi A/S (Turkey)	162,164	395,455
Turkiye Is Bankasi (Turkey) (Class C Stock)*	106,936	195,165
Turkiye Sinai Kalkinma Bankasi A/S (Turkey)	175,491	66,606
U.S. Bancorp	17,661	909,542
UMB Financial Corp.	1,258	94,740
Umpqua Holdings Corp.	7,350	130,389
Union Bank of Taiwan (Taiwan)	536,437	163,703
United Bankshares, Inc.(a)	1,245	52,601
United Overseas Bank Ltd. (Singapore)	31,300	494,392
Valiant Holding AG (Switzerland)	1,101	117,188
Valley National Bancorp	4,717	55,661
VTB Bank PJSC (Russia), GDR, RegS	185,390	425,596
Wells Fargo & Co.	68,925	3,836,366
Westpac Banking Corp. (Australia)	45,551	1,217,685
Wintrust Financial Corp.	919	63,521
Yamaguchi Financial Group, Inc. (Japan)	14,000	151,868
Yamanashi Chuo Bank Ltd. (The) (Japan)	3,000	13,419

		79,570,565

Beverages — 0.4%
Ambev SA (Brazil), ADR	69,700	401,471
Anadolu Efes Biracilik Ve Malt Sanayii A/S (Turkey)	7,705	42,020
Anheuser-Busch InBev SA/NV (Belgium)	8,300	909,477

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
Anhui Gujing Distillery Co. Ltd. (China) (Class B Stock)	6,000	$23,634
Arca Continental SAB de CV (Mexico)	9,500	65,964
Asahi Group Holdings Ltd. (Japan)	6,800	257,477
Britvic PLC (United Kingdom)	7,558	61,333
Brown-Forman Corp. (Class B Stock)	1,923	88,804
Carabao Group PCL (Thailand) (Class F Stock)	7,200	12,834
Carlsberg A/S (Denmark) (Class B Stock)	2,577	237,967
Carlsberg Brewery Malaysia Bhd (Malaysia)	3,800	12,881
China Resources Beer Holdings Co. Ltd. (China)*	52,336	119,144
Cia Cervecerias Unidas SA (Chile)	1,754	22,111
Cia Cervecerias Unidas SA (Chile), ADR	2,294	57,969
Coca-Cola Amatil Ltd. (Australia)	9,101	75,243
Coca-Cola Co. (The)	32,102	1,362,409
Coca-Cola European Partners PLC (United Kingdom)	1,143	43,080
Coca-Cola Femsa SAB de CV (Mexico) (Class L Stock)	47,200	338,226
Coca-Cola Icecek A/S (Turkey)	2,804	27,504
Coca-Cola West Co. Ltd. (Japan)(a)	8,475	273,827
Constellation Brands, Inc. (Class A Stock)	2,105	341,157
Cott Corp. (Canada)	3,700	45,796
Davide Campari-Milano SpA (Italy)	6,769	78,518
Diageo PLC (United Kingdom)	23,033	659,553
Dr. Pepper Snapple Group, Inc.	1,754	171,752
Emperador, Inc. (Philippines)	161,000	19,379
Fomento Economico Mexicano SAB de CV (Mexico), ADR	8,080	715,242
Fraser & Neave Holdings Bhd (Malaysia)	4,200	23,419
Heineken Holding NV (Netherlands)	822	65,292
Heineken Malaysia Bhd (Malaysia)	2,800	11,323
Heineken NV (Netherlands)	1,790	152,327
Hey Song Corp. (Taiwan)	77,000	85,400
Hite Jinro Co. Ltd. (South Korea)	4,721	85,897
Ito En Ltd. (Japan)	1,100	40,219
Kirin Holdings Co. Ltd. (Japan)	8,800	166,464
Molson Coors Brewing Co. (Class B Stock)	2,199	210,466
Monster Beverage Corp.*	3,443	158,963
Organizacion Cultiba SAB de CV (Mexico)	4,300	4,260
PepsiCo, Inc.	10,801	1,208,200
Pernod Ricard SA (France)	3,753	443,684
Remy Cointreau SA (France)	944	92,352
Sapporo Holdings Ltd. (Japan)	3,400	91,914
Stock Spirits Group PLC (United Kingdom)	7,986	18,640
Suntory Beverage & Food Ltd. (Japan)	1,100	46,470
Takara Holdings, Inc. (Japan)	7,000	75,702
Thai Beverage PCL (Thailand)	358,300	240,817
Tibet Water Resources Ltd. (Hong Kong)	149,000	61,569
Treasury Wine Estates Ltd. (Australia)	10,503	98,115
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	20,000	92,174
Vina Concha y Toro SA (Chile)	30,822	52,403
Yantai Changyu Pioneer Wine Co. Ltd. (China) (Class B Stock)	10,600	27,463

		10,018,305

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology — 0.2%
3SBio, Inc. (China), 144A*	44,500	$54,984
AbbVie, Inc.	5,497	358,185
Actelion Ltd. (Switzerland)*	471	132,891
Adimmune Corp. (Taiwan)*	6,000	4,449
Alexion Pharmaceuticals, Inc.*	1,137	137,850
Amgen, Inc.	5,924	971,951
BioGaia AB (Sweden) (Class B Stock)	2,036	75,894
Bioton SA (Poland)*	3,246	5,727
Celltrion, Inc. (South Korea)*	997	80,316
China Biologic Products, Inc. (China)*(a)	600	60,077
CSL Ltd. (Australia)	2,648	253,535
Galapagos NV (Belgium)*	5,260	455,389
Gilead Sciences, Inc.	17,274	1,173,250
Grifols SA (Spain)	3,490	85,627
Medigen Biotechnology Corp. (Taiwan)*	5,000	9,892
Mycenax Biotech, Inc. (Taiwan)*	6,000	7,108
Myriad Genetics, Inc.*(a)	1,185	22,752
OBI Pharma, Inc. (Taiwan)*	2,000	18,007
Shanghai Haohai Biological Technology Co. Ltd. (China) (Class H Stock), 144A	5,600	25,841
Shire PLC	166	9,672
Shire PLC, ADR	4,785	833,691
Sinovac Biotech Ltd. (China)*	3,500	20,019
Sirtex Medical Ltd. (Australia)	1,377	18,826
United Therapeutics Corp.*	731	98,963
Vitrolife AB (Sweden)	646	30,920

		4,945,816

Building Products — 0.1%
Aica Kogyo Co. Ltd. (Japan)	3,600	95,185
Arwana Citramulia Tbk PT (Indonesia)	96,900	3,474
Asahi Glass Co. Ltd. (Japan)	31,000	251,521
Assa Abloy AB (Sweden) (Class B Stock)	12,981	266,860
Central Glass Co. Ltd. (Japan)	21,000	89,579
China Fangda Group Co. Ltd. (China) (Class B Stock)*	4,000	4,180
Dormakaba Holding AG (Switzerland) (Class B Stock)*	45	35,815
Dynasty Ceramic PCL (Thailand)	162,400	20,039
Elementia SAB de CV (Mexico), 144A*	15,300	20,120
Geberit AG (Switzerland)	100	43,091
GWA Group Ltd. (Australia)	5,263	11,652
LIXIL Group Corp. (Japan)	5,300	134,703
National Central Cooling Co. PJSC (United Arab Emirates)	264,050	136,606
Nichias Corp. (Japan)	2,000	20,141
Nichiha Corp. (Japan)	1,900	55,988
Noritz Corp. (Japan)	3,400	64,645
Owens Corning	1,905	116,910
Sankyo Tateyama, Inc. (Japan)	1,700	25,384
Sanwa Holdings Corp. (Japan)	7,600	71,336
Schweiter Technologies AG (Switzerland)	500	554,093
Sekisui Jushi Corp. (Japan)	1,400	23,287
Simpson Manufacturing Co., Inc.	1,319	56,836
Taiwan FU Hsing Industrial Co. Ltd. (Taiwan)	8,000	11,066
TOTO Ltd. (Japan)	2,900	109,705
Trakya Cam Sanayii A/S (Turkey)	31,219	27,156
Vanachai Group PCL (Thailand)	56,100	22,530

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Building Products (cont’d.)
Xxentria Technology Materials Corp. (Taiwan)*	7,251	$17,225

		2,289,127

Capital Markets — 0.3%
Administradora de Fondos de Pensiones Habitat SA (Chile)	14,668	17,827
Alaris Royalty Corp. (Canada)	1,700	28,520
Altamir (France)	5,849	91,039
Amanat Holdings PJSC (United Arab Emirates)*	631,365	190,431
Ashmore Group PLC (United Kingdom)	37,570	166,346
Asia Plus Group Holdings PCL (Thailand)	276,700	28,344
ASX Ltd. (Australia)	1,626	62,707
AURELIUS Equity Opportunities SE & Co. KGaA (Germany)	4,852	210,693
Banca Generali SpA (Italy)	1,432	37,429
BM&F Bovespa SA (Brazil)	57,833	356,353
Bolsa Mexicana de Valores SAB de CV (Mexico)	11,500	19,103
Bolsas y Mercados Espanoles SHMSF SA (Spain)	2,789	92,446
Brait SE (South Africa)*	24,108	140,287
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	11,300	411,689
BTG Pactual Group (Brazil), UTS	23,720	146,536
Bure Equity AB (Sweden)	12,688	138,656
Bursa Malaysia Bhd (Malaysia)	7,100	15,687
Capital Securities Corp. (Taiwan)	444,000	147,043
CBOE Holdings, Inc.	426	34,536
China Bills Finance Corp. (Taiwan)*	189,000	86,577
China Financial International Investments Ltd. (Hong Kong)*	170,000	8,529
China Huarong Asset Management Co. Ltd. (China) (Class H Stock), 144A*	2,393,000	979,752
China International Capital Corp. Ltd. (China) (Class H Stock), 144A*	84,800	127,745
China Merchants Securities Co. Ltd. (China) (Class H Stock), 144A*	79,400	121,638
CI Financial Corp. (Canada)	3,800	75,523
CME Group, Inc.	4,038	479,714
Country Group Development PCL (Thailand)*	436,700	12,709
Deutsche Boerse AG (Germany)	2,650	243,478
Dubai Investments PJSC (United Arab Emirates)	267,015	177,640
Everbright Securities Co. Ltd. (China) (Class H Stock), 144A*	42,200	64,967
FactSet Research Systems, Inc.	275	45,350
Gimv NV (Belgium)	4,987	278,213
GP Investments Ltd. (Brazil), BDR*	7,000	14,758
IGM Financial, Inc. (Canada)	2,300	68,593
Intercontinental Exchange, Inc.	7,615	455,910
Intermediate Capital Group PLC (United Kingdom)	21,240	188,145
Investec Ltd. (South Africa)	24,463	166,633
Investment Technology Group, Inc.	1,999	40,480
Jih Sun Financial Holdings Co. Ltd. (Taiwan)	336,168	79,460
JSE Ltd. (South Africa)	495	4,757

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
KCG Holdings, Inc. (Class A Stock)*	2,416	$43,077
Kresna Graha Investama PT Tbk (Indonesia)*	67,700	2,052
Kyokuto Securities Co. Ltd. (Japan)	4,200	60,338
Macquarie Group Ltd. (Australia)	4,153	286,128
MarketAxess Holdings, Inc.	273	51,185
Masterlink Securities Corp. (Taiwan)*	252,131	73,782
Moscow Exchange MICEX-RTS PJSC (Russia)	53,770	106,518
MSCI, Inc. (Class A Stock)	784	76,197
Nasdaq, Inc.	1,445	100,355
Okasan Securities Group, Inc. (Japan)	27,000	164,866
OSK Holdings Bhd (Malaysia)*	117,000	41,778
Partners Group Holding AG (Switzerland)	110	59,115
Perpetual Ltd. (Australia)	7,560	301,157
President Securities Corp. (Taiwan)	140,682	61,896
Shenwan Hongyuan HK Ltd. (China)	15,000	6,413
Singapore Exchange Ltd. (Singapore)	17,800	97,978
SVG Capital PLC (United Kingdom)*	8,219	74,203
T. Rowe Price Group, Inc.	1,816	123,760
Thomson Reuters Corp.	2,700	116,763
Waterland Financial Holdings Co. Ltd. (Taiwan)	508,619	155,895
Yintech Investment Holdings Ltd. (China), ADR	400	8,408
Zeder Investments Ltd. (South Africa)	37,919	21,965

		8,090,072

Chemicals — 0.6%
Acron PJSC (Russia)	392	23,062
ADEKA Corp. (Japan)	17,200	251,335
AdvanSix, Inc.*	453	12,376
AECI Ltd. (South Africa)	6,466	55,568
African Oxygen Ltd. (South Africa)	6,435	9,454
Agrium, Inc. (Canada)	1,900	181,335
Air Liquide SA (France)	4,783	546,118
Air Products & Chemicals, Inc.	1,745	236,081
Air Water, Inc. (Japan)	6,700	123,881
Alpek SAB de CV (Mexico)	15,300	16,998
Asahi Kasei Corp. (Japan)	32,000	310,926
Asia Polymer Corp. (Taiwan)*	30,065	18,280
Axalta Coating Systems Ltd.*	2,258	72,708
BASF SE (Germany)	13,665	1,353,026
Borregaard ASA (Norway)*	5,182	58,103
Calgon Carbon Corp.	1,719	25,097
China BlueChemical Ltd. (China) (Class H Stock)	398,000	128,174
China General Plastics Corp. (Taiwan)*	19,380	18,005
China Man-Made Fiber Corp. (Taiwan)	247,050	67,972
China Steel Chemical Corp. (Taiwan)	5,000	19,446
China Synthetic Rubber Corp. (Taiwan)	68,250	66,218
Chr Hansen Holding A/S (Denmark)	1,027	65,879
Chugoku Marine Paints Ltd. (Japan)	8,000	59,479
Ciech SA (Poland)	2,898	58,436
Corbion NV (Netherlands)	1,668	45,632
Croda International PLC (United Kingdom)	3,542	158,208
Dainichiseika Color & Chemicals Manufacturing Co. Ltd. (Japan)	1,000	6,767

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Danhua Chemical Technology Co. Ltd. (China) (Class B Stock)*	2,800	$1,453
DuluxGroup Ltd. (Australia)	18,009	89,820
E.I. du Pont de Nemours & Co	6,703	538,452
Eastern Polymer Group PCL (Thailand) (Class F Stock)	39,500	15,403
Ecolab, Inc.	1,767	221,476
Eternal Materials Co. Ltd. (Taiwan)*	55,229	60,059
Formosa Chemicals & Fibre Corp. (Taiwan)	200,890	624,977
Formosa Plastics Corp. (Taiwan)	271,600	809,914
Formosan Rubber Group, Inc. (Taiwan)	70,300	39,264
Formosan Union Chemical (Taiwan)	29,000	19,258
Fujimi, Inc. (Japan)	2,500	50,314
Givaudan SA (Switzerland)	54	97,257
Gubre Fabrikalari TAS (Turkey)	3,318	4,167
Ho Tung Chemical Corp. (Taiwan)*	169,947	48,503
Incitec Pivot Ltd. (Australia)	52,769	151,497
International Flavors & Fragrances, Inc.	925	122,590
Ishihara Sangyo Kaisha Ltd. (Japan)*	5,000	50,038
K+S AG (Germany)	6,780	157,595
Kaneka Corp. (Japan)	13,000	97,230
Kansai Paint Co. Ltd. (Japan)	5,100	108,841
Kemira OYJ (Finland)	21,479	263,767
Kolon Industries, Inc. (South Korea)	1,343	85,052
Koninklijke DSM NV (Netherlands)	2,302	155,683
Kuraray Co. Ltd. (Japan)	10,000	152,126
Kureha Corp. (Japan)	2,500	110,178
LCY Chemical Corp. (Taiwan)*	44,000	64,516
Lenzing AG (Austria)	355	59,680
Linde AG (Germany)	3,047	507,696
Lintec Corp. (Japan)	4,200	89,690
Monsanto Co.	3,469	392,691
Nantex Industry Co. Ltd. (Taiwan)*	22,481	18,080
Nippon Kayaku Co. Ltd. (Japan)	10,000	135,892
Nippon Shokubai Co. Ltd. (Japan)	1,300	88,711
Nitto Denko Corp. (Japan)	2,300	177,928
NOF Corp. (Japan)	11,000	117,030
Novozymes A/S (Denmark) (Class B Stock)	2,244	88,906
Nufarm Ltd. (Australia)	8,936	66,212
Omnia Holdings Ltd. (South Africa)	3,410	41,191
Oriental Union Chemical Corp. (Taiwan)*	35,000	27,219
Petkim Petrokimya Holding A/S (Turkey)	17,097	23,857
PhosAgro PJSC (Russia), GDR, RegS	2,143	31,288
Praxair, Inc.	2,088	247,637
San Fang Chemical Industry Co. Ltd. (Taiwan)*	12,540	15,584
Sasol Ltd. (South Africa)	8,509	249,430
Scientex Bhd (Malaysia)	15,100	25,179
Scotts Miracle-Gro Co. (The) (Class A Stock)	581	54,260
Sensient Technologies Corp.	1,361	107,873
Sesoda Corp. (Taiwan)	13,202	12,767
Shanghai Chlor-Alkali Chemical Co. Ltd. (China) (Class B Stock)*	10,400	6,885
Sherwin-Williams Co. (The)	377	116,942
Shin-Etsu Chemical Co. Ltd. (Japan)	6,000	521,516
Shinkong Synthetic Fibers Corp. (Taiwan)	317,000	102,699
Showa Denko KK (Japan)*	21,200	378,380
Sinon Corp. (Taiwan)	40,000	21,223

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Soda Sanayii A/S (Turkey)	19,183	$32,117
Soulbrain Co. Ltd. (South Korea)	1,484	69,021
Stella Chemifa Corp. (Japan)	2,100	59,939
Sumitomo Bakelite Co. Ltd. (Japan)	50,000	302,177
Symrise AG (Germany)	1,414	94,033
Syngenta AG (Switzerland)	864	381,577
Synthomer PLC (United Kingdom)	41,675	248,340
Synthos SA (Poland)	28,176	37,275
Taiwan Fertilizer Co. Ltd. (Taiwan)	71,000	98,268
Taiwan Styrene Monomer (Taiwan)*	37,000	30,231
Teijin Ltd. (Japan)	5,300	100,077
Tenma Corp. (Japan)	14,700	271,453
Tianjin TEDA Biomedical Engineering Co. Ltd. (China) (Class H Stock)*	65,000	5,688
Tikkurila OYJ (Finland)	4,696	95,203
Toagosei Co. Ltd. (Japan)	17,900	204,667
Tokai Carbon Co. Ltd. (Japan)	9,300	40,633
Tokyo Ohka Kogyo Co. Ltd. (Japan)	2,800	93,184
Toray Industries, Inc. (Japan)	34,000	302,603
Tosoh Corp. (Japan)	60,000	527,912
Toyobo Co. Ltd. (Japan)	67,000	116,518
Ube Industries Ltd. (Japan)	66,000	149,051
Unipetrol A/S (Czech Republic)	6,552	59,279
UPC Technology Corp. (Taiwan)*	130,000	56,331
USI Corp. (Taiwan)*	97,000	50,514
Valspar Corp. (The)	428	47,482
Yara International ASA (Norway)	4,577	176,296
Yingde Gases Group Co. Ltd. (China)	106,500	82,275
Yung Chi Paint & Varnish Manufacturing Co. Ltd. (Taiwan)	7,000	18,565

		15,605,149

Commercial Services & Supplies — 0.2%
ABM Industries, Inc.	2,087	90,993
Aeon Delight Co. Ltd. (Japan)	1,900	59,851
Babcock International Group PLC (United Kingdom)	15,563	171,964
Bilfinger SE (Germany)(a)	2,358	90,861
Blue Label Telecoms Ltd. (South Africa)	7,464	9,899
Brady Corp. (Class A Stock)	1,551	59,946
Brambles Ltd. (Australia)	15,371	109,771
Cabcharge Australia Ltd. (Australia)	10,040	23,162
Cewe Stiftung & Co. KGAA (Germany)	3,327	291,451
China Greenland Broad Greenstate Group Co. Ltd. (China)	60,000	10,350
Cintas Corp.	526	66,560
Clean Harbors, Inc.*	902	50,169
Cleanaway Co. Ltd. (Taiwan)	3,000	17,106
Copart, Inc.*	1,197	74,130
Covanta Holding Corp.(a)	5,288	83,022
Dai Nippon Printing Co. Ltd. (Japan)	20,000	216,428
Daiseki Co. Ltd. (Japan)	1,900	38,868
Dongjiang Environmental Co. Ltd. (China) (Class H Stock)	3,200	5,532
Downer EDI Ltd. (Australia)	100,227	443,542
Duskin Co. Ltd. (Japan)	4,400	96,083
Essendant, Inc.	2,283	34,587
G4S PLC (United Kingdom)	25,843	98,516
Healthcare Services Group, Inc.	1,123	48,390

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
Intrum Justitia AB (Sweden)	2,199	$82,101
KAR Auction Services, Inc.	1,721	75,156
KD Holding Corp. (Taiwan)*	1,000	5,882
Kokuyo Co. Ltd. (Japan)	27,300	352,968
L&K Engineering Co. Ltd. (Taiwan)*	15,000	17,910
Lassila & Tikanoja OYJ (Finland)	4,596	90,126
Loomis AB (Sweden) (Class B Stock)	3,019	95,461
Mitie Group PLC (United Kingdom)	27,597	76,803
Nissha Printing Co. Ltd. (Japan)	1,300	30,909
Okamura Corp. (Japan)	5,400	48,031
Park24 Co. Ltd. (Japan)	1,400	36,784
Relia, Inc. (Japan)	2,700	26,632
Republic Services, Inc.	3,222	202,374
Riverstone Holdings Ltd. (Singapore)*	36,700	22,688
S-1 Corp. (South Korea)	782	62,742
Sato Holdings Corp. (Japan)	2,700	57,757
Secom Co. Ltd. (Japan)	2,500	179,644
Securitas AB (Sweden) (Class B Stock)	6,320	98,663
Shanghai Youngsun Investment Co. Ltd. (China) (Class B Stock)*^	3,900	11,396
Shanghai Zhongyida Co. Ltd. (China) (Class B Stock)*	40,800	18,156
Societe BIC SA (France)	687	85,591
Sohgo Security Services Co. Ltd. (Japan)	1,400	52,441
Steelcase, Inc. (Class A Stock)	4,718	79,027
Stericycle, Inc.*	1,357	112,482
Sunny Friend Environmental Technology Co. Ltd. (Taiwan)*	1,000	4,813
Taiwan Secom Co. Ltd. (Taiwan)	12,135	35,994
Taiwan Shin Kong Security Co. Ltd. (Taiwan)	18,150	23,988
Toppan Forms Co. Ltd. (Japan)	17,000	166,863
Toppan Printing Co. Ltd. (Japan)	21,000	214,644
Tosho Printing Co. Ltd. (Japan)	2,000	9,189
Transcontinental, Inc. (Canada) (Class A Stock)	3,800	70,236
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (Brazil)	2,200	16,015
Waste Connections, Inc. (Canada), (TSX)	1,359	119,994
Waste Management, Inc.	3,008	219,343
YC Co. Ltd. (Taiwan)	51,313	22,912

		5,016,896

Communications Equipment — 0.2%
Accton Technology Corp. (Taiwan)	26,000	57,327
ADTRAN, Inc.	2,532	52,539
Brocade Communications Systems, Inc.	5,601	69,900
China All Access Holdings Ltd. (Hong Kong)	138,000	40,856
Cisco Systems, Inc.	71,776	2,426,029
Denki Kogyo Co. Ltd. (Japan)	9,000	45,525
D-Link Corp. (Taiwan)*	117,905	55,192
Eastern Communications Co. Ltd. (China) (Class B Stock)	11,900	8,009
EchoStar Corp. (Class A Stock)*	1,426	81,211
EVS Broadcast Equipment SA (Belgium)	2,674	102,047
F5 Networks, Inc.*	783	111,632
Harris Corp.	1,308	145,541
Hitron Technology, Inc. (Taiwan)	15,000	11,620

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment (cont’d.)
InterDigital, Inc.	580	$50,054
Lanner Electronics, Inc. (Taiwan)*	3,000	4,577
Lumentum Holdings, Inc.*(a)	1,265	67,488
Nokia OYJ (Finland)	85,992	462,195
O-Net Technologies Group Ltd. (China)*	24,000	20,386
Senao Networks, Inc. (Taiwan)	2,000	9,787
Sercomm Corp. (Taiwan)	14,000	35,073
Shanghai Potevio Co. Ltd. (China) (Class B Stock)*	15,300	11,689
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)(a)	79,781	532,647
Trigiant Group Ltd. (China)	138,000	20,940
Unizyx Holding Corp. (Taiwan)*	37,000	19,876
VTech Holdings Ltd. (Hong Kong)	7,400	88,475
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. (China) (Class H Stock), 144A	34,500	67,170
Zinwell Corp. (Taiwan)	25,000	27,892
ZTE Corp. (China) (Class H Stock)	54,400	99,946

		4,725,623

Construction & Engineering — 0.2%
Acter Co. Ltd. (Taiwan)*	1,000	4,284
Adhi Karya Persero Tbk PT (Indonesia)	39,300	6,988
Arabtec Holding PJSC (United Arab Emirates)*	405,339	98,462
Aveng Ltd. (South Africa)*	53,434	28,000
Baoye Group Co. Ltd. (China) (Class H Stock)	52,000	37,667
BES Engineering Corp. (Taiwan)	309,000	67,608
Bouygues SA (France)	5,459	221,881
Budimex SA (Poland)	138	8,518
CH Karnchang PCL (Thailand)	13,600	10,785
China Energy Engineering Corp. Ltd. (China) (Class H Stock)	1,364,000	249,417
COMSYS Holdings Corp. (Japan)	2,800	50,219
Continental Holdings Corp. (Taiwan)	102,300	37,247
CTCI Corp. (Taiwan)*	32,000	55,888
Dialog Group Bhd (Malaysia)	74,000	29,593
Duro Felguera SA (Spain)*(a)	14,063	18,579
EMCOR Group, Inc.	1,206	75,918
Ferrovial SA (Spain)	7,898	157,861
FLSmidth & Co. A/S (Denmark)	347	18,529
Galliford Try PLC (United Kingdom)	28,432	525,151
Group Five Ltd. (South Africa)	5,076	7,919
Hazama Ando Corp. (Japan)	8,400	56,536
IJM Corp. Bhd (Malaysia)	163,600	125,690
Implenia AG (Switzerland)	1,829	128,380
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (Mexico)*	3,200	5,382
Iskandar Waterfront City Bhd (Malaysia)*	23,000	15,234
JGC Corp. (Japan)	7,500	130,616
Kajima Corp. (Japan)	23,000	150,444
Kandenko Co. Ltd. (Japan)	6,000	53,717
Kinden Corp. (Japan)	6,900	96,620
Kumagai Gumi Co. Ltd. (Japan)	20,000	52,284
Kung Sing Engineering Corp. (Taiwan)*	28,000	12,918
Kyowa Exeo Corp. (Japan)	3,100	45,006
Maeda Corp. (Japan)	7,000	62,062
Maeda Road Construction Co. Ltd. (Japan)	4,000	70,855

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)
Mirait Holdings Corp. (Japan)	16,100	$157,962
Murray & Roberts Holdings Ltd. (South Africa)	37,890	43,533
Nippo Corp. (Japan)	3,000	57,032
Nippon Densetsu Kogyo Co. Ltd. (Japan)	3,000	54,308
Nippon Road Co. Ltd. (The) (Japan)	7,000	32,194
Nishimatsu Construction Co. Ltd. (Japan)	61,000	300,427
Obayashi Corp. (Japan)	21,100	197,850
Orascom Construction Ltd. (United Arab Emirates)*	29,273	161,002
Pembangunan Perumahan Persero Tbk PT (Indonesia)	47,100	11,690
Penta-Ocean Construction Co. Ltd. (Japan)	11,600	56,140
Raito Kogyo Co. Ltd. (Japan)	5,300	54,008
Raubex Group Ltd. (South Africa)	1,900	3,626
Rich Development Co. Ltd. (Taiwan)	107,000	32,341
Run Long Construction Co. Ltd. (Taiwan)	2,000	3,168
Salfacorp SA (Chile)	52,775	57,584
Salini Impregilo SpA (Italy)	12,346	41,023
Shimizu Corp. (Japan)	17,000	152,657
SHO-BOND Holdings Co. Ltd. (Japan)	1,900	83,657
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	257,500	264,378
Sino-Thai Engineering & Construction PCL (Thailand)	22,500	15,715
Skanska AB (Sweden) (Class B Stock)	6,515	153,333
SNC-Lavalin Group, Inc. (Canada)	2,100	82,399
SOCAM Development Ltd. (Hong Kong)*	50,000	14,685
Strabag SE (Austria)	2,500	97,561
Sumitomo Densetsu Co. Ltd. (Japan)	2,400	27,653
Taihei Dengyo Kaisha Ltd. (Japan)	4,000	39,262
Taikisha Ltd. (Japan)	2,000	49,067
Taisei Corp. (Japan)	24,000	175,515
Tekfen Holding A/S (Turkey)	4,620	10,995
TOA ROAD Corp. (Japan)	10,000	29,991
Toda Corp. (Japan)	16,000	96,438
Totetsu Kogyo Co. Ltd. (Japan)	1,700	48,942
Trakcja SA (Poland)	2,950	11,806
TRC Construction PCL (Thailand)	70,700	3,230
TTCL PCL (Thailand)	11,400	5,739
UEM Edgenta Bhd (Malaysia)*	14,400	10,593
Unique Engineering & Construction PCL (Thailand)	24,700	12,363
United Engineers Ltd. (Singapore)	98,000	199,734
United Integrated Services Co. Ltd. (Taiwan)	6,000	13,210
Valmont Industries, Inc.	511	79,461
Vinci SA (France)	7,930	629,712
Waskita Karya Persero Tbk PT (Indonesia)	83,500	14,847
WCT Holdings Bhd (Malaysia)(g)	48,177	21,010
Wijaya Karya Persero Tbk PT (Indonesia)	38,900	7,036
Wilson Bayly Holmes-Ovcon Ltd. (South Africa)	1,225	14,750
WSP Global, Inc. (Canada)	2,600	91,831
Yokogawa Bridge Holdings Corp. (Japan)	4,000	46,525

		6,484,241

Construction Materials — 0.1%
Afrimat Ltd. (South Africa)	3,872	8,510
Akcansa Cimento A/S (Turkey)	938	3,249

	Shares	Value
COMMON STOCKS (Continued)
Construction Materials (cont’d.)
Asia Cement Corp. (Taiwan)	307,000	$309,687
Cahya Mata Sarawak Bhd (Malaysia)	21,400	20,363
Cementos Argos SA (Colombia)	13,418	55,073
Cementos Pacasmayo SAA (Peru)	17,222	38,701
Cemex Latam Holdings SA (Colombia)*	7,274	26,819
CHC Resources Corp. (Taiwan)*	2,000	3,651
Cimsa Cimento Sanayi VE Ticaret A/S (Turkey)	2,069	8,798
CRH PLC (Ireland)	15,663	469,702
CSG Holding Co. Ltd. (China) (Class B Stock)	31,200	22,968
CSR Ltd. (Australia)	57,766	198,933
Goldsun Building Materials Co. Ltd. (Taiwan)	273,000	75,927
Grupo Argos SA (Colombia)	3,605	25,379
Huaxin Cement Co. Ltd. (China) (Class B Stock)	21,400	16,499
Imerys SA (France)	1,254	106,355
Indocement Tunggal Prakarsa Tbk PT (Indonesia)	36,600	45,608
Magnesita Refratarios SA (Brazil)*	2,920	23,505
PPC Ltd. (South Africa)*	63,391	30,691
Qatar National Cement Co. QSC (Qatar)	1,593	34,381
RHI AG (Austria)	2,323	59,453
Semen Baturaja Persero Tbk PT (Indonesia)	42,600	11,126
Shanghai Yaohua Pilkington Glass Group Co. Ltd. (China) (Class B Stock)*	37,000	26,492
Siam Cement PCL (The) (Thailand)	13,350	209,775
Siam City Cement PCL (Thailand)	4,000	34,573
Sumitomo Osaka Cement Co. Ltd. (Japan)	22,000	91,746
Taiheiyo Cement Corp. (Japan)	41,000	137,583
Universal Cement Corp. (Taiwan)	58,542	51,518
West China Cement Ltd. (China)	420,000	61,093

		2,208,158

Consumer Finance — 0.1%
AEON Credit Service M Bhd (Malaysia)	4,200	15,190
American Express Co.	8,594	679,871
Cembra Money Bank AG (Switzerland)*	6,058	500,830
China Financial Services Holdings Ltd. (China)	300,000	27,790
Credit China Fintech Holdings Ltd. (China)*	300,000	40,535
Credit Saison Co. Ltd. (Japan)	8,000	143,368
Credito Real SAB de CV SOFOM ER (Mexico)*	14,300	20,065
Discover Financial Services	5,566	380,659
FirstCash, Inc.	1,144	56,228
Flying Financial Service Holdings Ltd. (China)	55,000	6,724
Gentera SAB de CV (Mexico)*	34,500	56,977
Green Dot Corp. (Class A Stock)*	953	31,792
International Personal Finance PLC (United Kingdom)	4,230	8,677
J Trust Co. Ltd. (Japan)	3,400	28,704
KRUK SA (Poland)	343	20,801
Krungthai Card PCL (Thailand)	7,000	27,705
LendingClub Corp.*	3,323	18,243

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Consumer Finance (cont’d.)
Muangthai Leasing PCL (Thailand) (Class F Stock)	14,500	$13,081
Nelnet, Inc. (Class A Stock)	1,524	66,843
Samsung Card Co. Ltd. (South Korea)	2,246	78,776
Sun Hung Kai & Co. Ltd. (Hong Kong)	97,000	63,667
Synchrony Financial	12,038	412,903
Taiwan Acceptance Corp. (Taiwan)*	8,000	23,175
Transaction Capital Ltd. (South Africa)	4,971	5,578
Unifin Financiera SAB de CV SOFOM ENR (Mexico)*	5,700	14,583

		2,742,765

Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	7,761	89,270
AMVIG Holdings Ltd. (Hong Kong)	58,000	19,401
AptarGroup, Inc.	1,229	94,621
Ball Corp.	929	68,988
Bemis Co., Inc.	813	39,723
CCL Industries, Inc. (Canada) (Class B Stock)	600	130,905
Cheng Loong Corp. (Taiwan)	162,000	81,123
CPMC Holdings Ltd. (China)	44,000	25,951
Fuji Seal International, Inc. (Japan)	2,000	43,341
Graphic Packaging Holding Co.	6,711	86,371
Greatview Aseptic Packaging Co. Ltd. (China)	91,000	45,572
Huajun Holdings Ltd. (Hong Kong)*	236,000	17,910
Huhtamaki OYJ (Finland)	1,284	45,693
Jin Bao Bao Holdings Ltd. (China)*	200,000	1,209
Klabin SA (Brazil), UTS	18,500	89,350
Mayr Melnhof Karton AG (Austria)	769	89,629
Mpact Ltd. (South Africa)	12,828	29,534
Nampak Ltd. (South Africa)*	47,226	59,900
Orora Ltd. (Australia)	24,924	56,352
Packaging Corp. of America	885	81,084
Polyplex Thailand PCL (Thailand)*	40,900	19,044
Rengo Co. Ltd. (Japan)	11,800	68,351
Sealed Air Corp.	852	37,130
Sheen Tai Holdings Group Co. Ltd. (Hong Kong)	112,000	9,949
Silgan Holdings, Inc.	392	23,269
Smurfit Kappa Group PLC (Ireland)	6,095	161,047
Sonoco Products Co.	841	44,506
Taiwan Hon Chuan Enterprise Co. Ltd. (Taiwan)	23,000	44,564
Vitro SAB de CV (Mexico) (Class A Stock)	3,300	12,825
Youyuan International Holdings Ltd. (China)	100,000	26,883

		1,643,495

Distributors — 0.1%
Canon Marketing Japan, Inc. (Japan)	6,400	127,455
China Animation Characters Co. Ltd. (Hong Kong)	17,000	7,043
China Best Group Holding Ltd. (Hong Kong)*	360,000	9,209
Chori Co. Ltd. (Japan)	2,300	40,150
D’ieteren SA/NV (Belgium)	6,902	322,949
Genuine Parts Co.	1,551	143,328
Inchcape PLC (United Kingdom)	64,280	677,702

	Shares	Value
COMMON STOCKS (Continued)
Distributors (cont’d.)
Inter Cars SA (Poland)	399	$30,669
Paltac Corp. (Japan)	4,100	114,339
Pool Corp.	553	65,989
Test Rite International Co. Ltd. (Taiwan)	26,000	17,051
Xinhua Winshare Publishing and Media Co. Ltd. (China) (Class H Stock)	90,000	81,889

		1,637,773

Diversified Consumer Services — 0.1%
Advtech Ltd. (South Africa)	2,619	3,902
Benesse Holdings, Inc. (Japan)	1,900	59,474
China Distance Education Holdings Ltd. (China), ADR	900	9,179
China Maple Leaf Educational Systems Ltd. (China)	28,000	21,125
Curro Holdings Ltd. (South Africa)*	3,899	14,238
DeVry Education Group, Inc.	1,889	66,965
Estacio Participacoes SA (Brazil)	9,800	49,398
Fu Shou Yuan International Group Ltd. (China)	46,000	28,115
GAEC Educacao SA (Brazil)	1,900	8,072
Graham Holdings Co. (Class B Stock)	113	67,749
Grand Canyon Education, Inc.*	1,138	81,492
H&R Block, Inc.	357	8,300
Houghton Mifflin Harcourt Co.*	4,247	43,107
InvoCare Ltd. (Australia)	4,010	43,308
Kroton Educacional SA (Brazil)	44,716	189,542
Lung Yen Life Service Corp. (Taiwan)	8,000	16,161
Meiko Network Japan Co. Ltd. (Japan)	4,000	43,942
Navitas Ltd. (Australia)	9,258	31,335
New Oriental Education & Technology Group, Inc. (China), ADR*	5,600	338,128
Regis Corp.*	2,702	31,667
Ser Educacional SA (Brazil), 144A(g)	1,800	11,821
Service Corp. International	2,167	66,917
ServiceMaster Global Holdings, Inc.*	1,787	74,607
TAL Education Group (China), ADR*(a)	2,000	213,140
Tarena International, Inc. (China), ADR(a)	2,300	42,964
Virscend Education Co. Ltd. (China), 144A*	28,000	18,343

		1,582,991

Diversified Financial Services — 0.3%
Alexander Forbes Group Holdings Ltd. (South Africa)	40,914	19,589
Asia Resources Holdings Ltd. (Hong Kong)*	720,000	21,303
Ayala Corp. (Philippines)	9,580	161,314
Banque Nationale de Belgique (Belgium)	29	91,951
Berkshire Hathaway, Inc. (Class B Stock)*	27,544	4,591,034
China Assurance Finance Group Ltd. (China)*	44,000	5,720
China Development Bank Financial Leasing Co. Ltd. (China) (Class H Stock), 144A*	98,000	24,974
Corp Financiera Alba SA (Spain)	2,472	115,812
Corp Financiera Colombiana SA (Colombia), (BVC)	2,533	24,810
Far East Horizon Ltd. (China)	256,000	240,505
First Pacific Co. Ltd. (Hong Kong)	182,000	132,285
Fubon Financial Holding Co. Ltd. (Taiwan)	623,000	1,016,142

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
Grupo de Inversiones Suramericana SA (Colombia)	30,650	$416,630
GT Capital Holdings, Inc. (Philippines)	3,060	69,805
Gulf General Investment Co. (United Arab Emirates)*	1,467,733	173,079
Haci Omer Sabanci Holding A/S (Turkey)	35,149	96,708
Inversiones La Construccion SA (Chile)	3,405	45,630
Investor AB (Sweden) (Class A Stock)	3,768	157,202
Investor AB (Sweden) (Class B Stock)	15,972	671,574
L E Lundbergforetagen AB (Sweden) (Class B Stock)	2,532	171,612
Metro Pacific Investments Corp. (Philippines)	688,600	82,590
PSG Group Ltd. (South Africa)	1,837	33,767
Qatar Industrial Manufacturing Co. QSC (Qatar)	865	10,399
Remgro Ltd. (South Africa)	21,715	333,173
Salam International Investment Ltd. QSC (Qatar)	9,783	28,325
SHUAA Capital PSC (United Arab Emirates)*	159,352	77,263
Sofina SA (Belgium)	1,563	216,521

		9,029,717

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	79,021	3,283,323
Axtel SAB de CV (Mexico), UTS*	16,800	3,365
BCE, Inc. (Canada)	1,022	45,250
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	49,840	89,510
BT Group PLC (United Kingdom)	127,714	509,976
CenturyLink, Inc.(a)	10,146	239,141
China Communications Services Corp. Ltd. (China) (Class H Stock)	522,000	341,861
China Telecom Corp. Ltd. (China) (Class H Stock)	2,970,000	1,450,779
China Unicom Hong Kong Ltd. (China)	698,000	937,500
Chunghwa Telecom Co. Ltd. (Taiwan)	212,000	719,927
CITIC Telecom International Holdings Ltd. (China)	364,000	110,592
Consolidated Communications Holdings, Inc.(a)	1,789	41,898
Deutsche Telekom AG (Germany)	43,467	761,659
Elisa OYJ (Finland)	2,261	79,929
Empresa de Telecomunicaciones de Bogota (Colombia)*	18,570	4,127
HKT Trust & HKT Ltd. (Hong Kong)	77,000	99,282
Iliad SA (France)*	426	95,140
Inmarsat PLC (United Kingdom)	9,989	106,420
Koninklijke KPN NV (Netherlands)	62,506	187,920
KT Corp. (South Korea)	5,655	161,419
Link Net Tbk PT (Indonesia)	36,700	14,940
Magyar Telekom Telecommunications PLC (Hungary)	48,916	81,130
Netia SA (Poland)	34,721	39,907
Nippon Telegraph & Telephone Corp. (Japan)	24,800	1,060,282
O2 Czech Republic A/S (Czech Republic)	3,202	35,826
Ooredoo QSC (Qatar)	7,862	208,737

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
Orange Polska SA (Poland)	91,861	$107,162
Orange SA (France)	53,995	838,306
Proximus SADP (Belgium)	1,567	49,105
Rostelecom PJSC (Russia)	67,980	92,990
Singapore Telecommunications Ltd. (Singapore)	88,500	248,007
Spark New Zealand Ltd. (New Zealand)	31,335	76,813
Swisscom AG (Switzerland)	187	86,200
TDC A/S (Denmark)	19,945	102,722
Telecom Italia SpA (Italy), (AQXE)*	265,779	239,251
Telecom Italia SpA (Italy), (SGMX)*	188,776	137,822
Telefonica Brasil SA (Brazil), ADR	28,700	426,195
Telefonica Deutschland Holding AG (Germany)	21,024	104,233
Telefonica SA (Spain)	48,296	540,595
Telekom Malaysia Bhd (Malaysia)	63,100	91,552
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	1,155,000	359,026
Telenor ASA (Norway)	6,136	102,075
Telia Co. AB (Sweden)	79,659	333,958
Telkom SA SOC Ltd. (South Africa)	22,224	124,359
Telstra Corp. Ltd. (Australia)	32,773	116,618
TELUS Corp. (Canada)	2,200	71,456
Thaicom PCL (Thailand)	47,400	27,312
Tower Bersama Infrastructure Tbk PT (Indonesia)	34,200	13,990
Turk Telekomunikasyon A/S (Turkey)	21,985	35,693
Verizon Communications, Inc.	20,497	999,229

		16,034,509

Electric Utilities — 0.6%
ALLETE, Inc.	1,790	121,201
Alliant Energy Corp.	3,405	134,872
Alupar Investimento SA (Brazil), UTS	1,743	11,352
American Electric Power Co., Inc.	5,574	374,183
Avangrid, Inc.	2,086	89,156
Celsia SA ESP (Colombia)	17,748	27,039
Centrais Eletricas Brasileiras SA (Brazil)*	12,600	69,267
CEZ A/S (Czech Republic)	20,823	358,536
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	16,000	125,652
Chubu Electric Power Co., Inc. (Japan)	20,200	271,346
Chugoku Electric Power Co., Inc. (The) (Japan)	9,700	107,619
Cia Paranaense de Energia (Brazil)	1,300	10,693
CLP Holdings Ltd. (Hong Kong)	24,000	251,243
Contact Energy Ltd. (New Zealand)	23,808	84,421
CPFL Energia SA (Brazil)	9,653	79,553
DONG Energy A/S (Denmark), 144A	3,425	131,892
Duke Energy Corp.	10,399	852,822
Edison International	3,927	312,628
EDP - Energias de Portugal SA (Portugal)	52,887	178,820
EDP - Energias do Brasil SA (Brazil)	7,300	32,412
El Paso Electric Co.	2,026	102,313
Elia System Operator SA/NV (Belgium)*	1,357	71,483
Emera, Inc. (Canada)	2,100	74,187
Endesa SA (Spain)	4,446	104,346
Enea SA (Poland)*	46,782	133,336
Enel Chile SA (Chile)	1,005,051	111,247

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Enel SpA (Italy)	127,296	$598,989
Energa SA (Poland)	34,646	92,816
Engie Energia Chile SA (Chile)	34,143	63,321
Entergy Corp.	1,930	146,603
Equatorial Energia SA (Brazil)	3,200	60,103
Eversource Energy	3,610	212,196
EVN AG (Austria)	5,896	75,172
Exelon Corp.	17,834	641,667
Federal Grid Co. Unified Energy System PJSC (Russia)	37,220,000	118,508
First Philippine Holdings Corp. (Philippines)	34,040	48,704
FirstEnergy Corp.	8,977	285,648
Fortis, Inc. (Canada)	6,200	205,462
Fortum OYJ (Finland).	9,548	151,127
Great Plains Energy, Inc.	1,723	50,346
Hawaiian Electric Industries, Inc.	2,415	80,444
Hokkaido Electric Power Co., Inc. (Japan)	10,100	76,510
Hokuriku Electric Power Co. (Japan)	5,500	53,503
Iberdrola SA (Spain)	121,699	869,529
IDACORP, Inc.	2,371	196,698
Infratil Ltd. (New Zealand)	57,325	116,902
Inter RAO UES PJSC (Russia)	2,322,000	165,541
Kansai Electric Power Co., Inc. (The) (Japan)	21,600	265,782
Korea District Heating Corp. (South Korea)	772	46,184
Korea Electric Power Corp. (South Korea)	13,278	552,701
Kyushu Electric Power Co., Inc. (Japan)	14,300	152,810
Light SA (Brazil)	2,600	16,378
Manila Electric Co. (Philippines)	7,930	43,310
Mosenergo PJSC (Russia)	1,438,000	61,434
NextEra Energy, Inc.	4,827	619,642
OGE Energy Corp.	2,595	90,773
Okinawa Electric Power Co., Inc. (The) (Japan)	8,925	212,348
PG&E Corp.	6,212	412,228
PGE Polska Grupa Energetyczna SA (Poland)	113,406	325,733
Pinnacle West Capital Corp.	1,793	149,500
PNM Resources, Inc.	2,649	98,013
Portland General Electric Co.	2,544	113,004
Power Assets Holdings Ltd. (Hong Kong)	21,500	185,455
PPL Corp.	7,218	269,881
Red Electrica Corp. SA (Spain)	4,802	92,076
Rosseti PJSC (Russia)	5,336,000	89,074
RusHydro PJSC (Russia)	14,780,000	244,900
Shikoku Electric Power Co., Inc. (Japan)	7,100	78,214
Southern Co. (The)	9,765	486,102
SSE PLC (United Kingdom)	14,002	258,772
Tauron Polska Energia SA (Poland)*	235,728	201,416
Tenaga Nasional Bhd (Malaysia)	191,700	594,088
Terna Rete Elettrica Nazionale SpA (Italy)	12,941	64,155
Tohoku Electric Power Co., Inc. (Japan)	10,100	137,196
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	56,700	222,252
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	7,000	51,316
Trustpower Ltd. (New Zealand)	18,672	60,221
Verbund AG (Austria)	6,139	104,072
Westar Energy, Inc.	906	49,169

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Xcel Energy, Inc.	5,823	$258,832

		15,138,439

Electrical Equipment — 0.1%
Advanced Lithium Electrochemistry Cayman Co. Ltd. (Taiwan)*	5,000	4,854
AMETEK, Inc.	2,327	125,844
Babcock & Wilcox Enterprises, Inc.*	3,799	35,483
Boer Power Holdings Ltd. (China)	49,000	16,460
Chicony Power Technology Co. Ltd. (Taiwan)	12,060	19,338
China Electric Manufacturing Corp. (Taiwan)*	66,000	17,996
China Oil Gangran Energy Group Holdings Ltd. (Hong Kong)*	400,000	6,228
Chiyoda Integre Co. Ltd. (Japan)	1,300	27,881
Chung-Hsin Electric & Machinery Manufacturing Corp. (Taiwan)	42,375	27,662
Emerson Electric Co.	5,247	314,085
Endo Lighting Corp. (Japan)	2,700	21,503
Foshan Electrical and Lighting Co. Ltd. (China) (Class B Stock)	12,000	10,149
FSP Technology, Inc. (Taiwan)*	28,400	23,304
Futaba Corp. (Japan)	4,600	81,547
Gamesa Corp. Tecnologica SA (Spain)	12,793	302,617
Gunkul Engineering PCL (Thailand)	116,800	18,185
Hangzhou Steam Turbine Co. Ltd. (China) (Class B Stock)*	60,700	63,239
Kung Long Batteries Industrial Co. Ltd. (Taiwan)	2,000	10,383
Legrand SA (France)	3,251	195,703
Longwell Co. (Taiwan)*	11,000	11,422
Melrose Industries PLC (United Kingdom)	56,083	156,712
Nexans SA (France)*	7,903	408,819
Nidec Corp. (Japan)	2,800	267,413
Nissin Electric Co. Ltd. (Japan)	17,300	200,547
Nitto Kogyo Corp. (Japan)	3,300	45,649
OSRAM Licht AG (Germany)	2,028	127,179
Prysmian SpA (Italy)	4,092	108,182
Sino-American Electronic Co. Ltd. (Taiwan)	80	228
Tatsuta Electric Wire and Cable Co. Ltd. (Japan)	24,400	111,114
Tech Pro Technology Development Ltd. (Hong Kong)*	505,600	9,240
Teco Electric and Machinery Co. Ltd. (Taiwan)	156,000	158,610
Thermon Group Holdings, Inc.*	2,956	61,603
TKH Group NV (Netherlands), CVA	2,568	110,103
Ushio, Inc. (Japan)	8,200	103,858
Voltronic Power Technology Corp. (Taiwan)*	1,102	14,709
Walsin Lihwa Corp. (Taiwan)*	270,000	123,703
Well Shin Technology Co. Ltd. (Taiwan)	9,000	15,868
Welling Holding Ltd. (China)	130,000	28,623
Zippy Technology Corp. (Taiwan)	9,000	11,777

		3,397,820

Electronic Equipment, Instruments & Components — 0.5%
AAC Technologies Holdings, Inc. (China)	23,000	269,308
Alviva Holdings Ltd. (South Africa)	18,371	28,376

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Amano Corp. (Japan)	4,800	$96,019
Amphenol Corp. (Class A Stock)	1,180	83,981
Anritsu Corp. (Japan)	8,800	66,733
Anxin-China Holdings Ltd. (Hong Kong)*^	196,000	—
Apex International Co. Ltd. (Taiwan)*	10,000	9,789
Asia Optical Co., Inc. (Taiwan)*	28,000	47,885
AVY Precision Technology, Inc. (Taiwan)	6,000	10,186
Azbil Corp. (Japan)	3,200	107,774
Barco NV (Belgium)	1,297	129,843
Benchmark Electronics, Inc.*	3,090	98,261
Canon Electronics, Inc. (Japan)	2,800	45,458
CDW Corp.	2,791	161,069
Chang Wah Electromaterials, Inc. (Taiwan)	3,600	19,342
Cheng Uei Precision Industry Co. Ltd. (Taiwan)	51,000	66,048
China Railway Signal & Communication Corp. Ltd. (China) (Class H Stock), 144A	311,000	250,671
Chin-Poon Industrial Co. Ltd. (Taiwan)	25,000	50,838
Chroma ATE, Inc. (Taiwan)*	17,000	51,492
Citizen Watch Co. Ltd. (Japan)	21,600	138,506
Compeq Manufacturing Co. Ltd. (Taiwan)*	139,000	100,528
Coretronic Corp. (Taiwan)	31,000	45,557
Coxon Precise Industrial Co. Ltd. (Taiwan)*	23,000	23,807
CyberPower Systems, Inc. (Taiwan)	4,000	12,880
Daiwabo Holdings Co. Ltd. (Japan)	33,000	97,387
DataTec Ltd. (South Africa)	13,627	52,604
Delta Electronics Thailand PCL (Thailand)	27,400	69,771
Dolby Laboratories, Inc. (Class A Stock)	1,279	67,032
Dongxu Optoelectronic Technology Co. Ltd. (China) (Class B Stock)	8,800	6,909
Dynapack International Technology Corp. (Taiwan)*	16,000	22,046
E Ink Holdings, Inc. (Taiwan)	65,000	56,469
Electrocomponents PLC (United Kingdom)	92,299	546,913
Elite Material Co. Ltd. (Taiwan)	15,000	58,331
Everspring Industry Co. Ltd. (Taiwan)	6,000	3,104
FLIR Systems, Inc.	2,325	84,351
Flytech Technology Co. Ltd. (Taiwan)	6,000	19,875
GeoVision, Inc. (Taiwan)*	4,110	5,852
Halma PLC (United Kingdom)	2,611	33,505
Hamamatsu Photonics KK (Japan)	2,300	66,384
Hana Microelectronics PCL (Thailand)	57,500	78,647
HannStar Display Corp. (Taiwan)*	345,000	94,964
HannsTouch Solution, Inc. (Taiwan)*	86,000	32,308
Hexagon AB (Sweden) (Class B Stock)	4,396	176,432
Hirose Electric Co. Ltd. (Japan)	1,035	143,389
Hollysys Automation Technologies Ltd. (China)	3,700	62,641
Holy Stone Enterprise Co. Ltd. (Taiwan)*	31,000	39,535
Hon Hai Precision Industry Co. Ltd. (Taiwan)	1,338,297	4,013,670
Hosiden Corp. (Japan)	25,500	239,950
Ibiden Co. Ltd. (Japan)	600	9,341
II-VI, Inc.*	1,917	69,108
Inari Amertron Bhd (Malaysia)	28,200	12,999
INESA Intelligent Tech, Inc. (China) (Class B Stock)*^	18,800	14,363
Inficon Holding AG (Switzerland)*	410	203,308
Ingenico Group SA (France)	1,322	124,687

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
ITEQ Corp. (Taiwan)*	19,000	$28,147
Itron, Inc.*	1,070	64,949
Japan Display, Inc. (Japan)*(a)	41,700	97,590
Jay Mart PCL (Thailand)	26,760	12,071
Jenoptik AG (Germany)	13,820	342,657
Ju Teng International Holdings Ltd. (Hong Kong)	192,000	78,809
Kaga Electronics Co. Ltd. (Japan)	6,200	110,435
Kapsch TrafficCom AG (Austria)	1,779	79,715
KCE Electronics PCL (Thailand)	12,500	38,014
Keyence Corp. (Japan)	900	361,056
Keysight Technologies, Inc.*	2,638	95,337
Kingboard Chemical Holdings Ltd. (Hong Kong)	122,500	452,582
Kingboard Laminates Holdings Ltd. (Hong Kong)	65,500	85,005
Kyocera Corp. (Japan)	11,700	653,648
Lelon Electronics Corp. (Taiwan)	5,250	6,660
LG Display Co. Ltd. (South Korea)	8,996	243,614
Lotes Co. Ltd. (Taiwan)*	7,000	20,945
LuxNet Corp. (Taiwan)	6,000	7,416
Macnica Fuji Electronics Holdings, Inc. (Japan)	6,100	86,772
Marketech International Corp. (Taiwan)*	11,000	13,064
Maruwa Co. Ltd. (Japan)	5,200	185,904
Mycronic AB (Sweden)	4,214	43,161
National Instruments Corp	2,186	71,176
Nichicon Corp. (Japan)	2,800	26,092
Nippon Ceramic Co. Ltd. (Japan)	1,700	37,008
OSI Systems, Inc.*	506	36,933
Plexus Corp.*	1,254	72,481
Polytronics Technology Corp. (Taiwan)*	4,000	8,068
Posiflex Technology, Inc. (Taiwan)	1,049	5,895
Promate Electronic Co. Ltd. (Taiwan)	13,000	13,837
Ryosan Co. Ltd. (Japan)	5,700	171,825
Ryoyo Electro Corp. (Japan)	200	2,954
Samart Corp. PCL (Thailand)	38,100	16,853
Samsung SDI Co. Ltd. (South Korea)	2,545	314,189
Sanshin Electronics Co. Ltd. (Japan)	6,100	69,629
Scientech Corp. (Taiwan)*	2,000	3,784
Shimadzu Corp. (Japan)	7,000	111,403
Simplo Technology Co. Ltd. (Taiwan)	24,000	81,460
Sinbon Electronics Co. Ltd. (Taiwan)	9,390	23,058
Sirtec International Co. Ltd. (Taiwan)	19,000	29,129
Spectris PLC (United Kingdom)	2,488	77,788
Stars Microelectronics Thailand PCL (Thailand)*	53,000	9,948
Supreme Electronics Co. Ltd. (Taiwan)*	20,000	16,974
SVI PCL (Thailand)	164,100	26,265
SYNNEX Corp.	621	69,515
Synnex Technology International Corp. (Taiwan)	134,750	145,001
Taiflex Scientific Co. Ltd. (Taiwan)*	22,340	27,432
Taiwan Chinsan Electronic Industrial Co. Ltd. (Taiwan)	8,000	14,637
Taiwan PCB Techvest Co. Ltd. (Taiwan)	49,000	51,032
Test Research, Inc. (Taiwan)*	16,000	22,568
Thinking Electronic Industrial Co. Ltd. (Taiwan)*	8,000	17,663

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Tong Hsing Electronic Industries Ltd. (Taiwan)*	9,000	$39,744
Toyo Corp. (Japan)	2,800	25,500
Tripod Technology Corp. (Taiwan)	50,000	140,871
Truly International Holdings Ltd. (Hong Kong)	298,000	105,901
TXC Corp. (Taiwan)	29,000	41,482
Venture Corp. Ltd. (Singapore)	86,800	711,724
Vivotek, Inc. (Taiwan)	2,070	5,867
VS Industry Bhd (Malaysia)	50,900	19,898
Wah Lee Industrial Corp. (Taiwan)	27,000	43,422
WPG Holdings Ltd. (Taiwan)	127,000	159,471
WT Microelectronics Co. Ltd. (Taiwan)	46,484	67,958
Yageo Corp. (Taiwan)	43,643	118,955
Zenitron Corp. (Taiwan)	50,000	30,238

		14,613,405

Energy Equipment & Services — 0.1%
Anton Oilfield Services Group (China)*	90,000	10,658
Boustead Singapore Ltd. (Singapore)	52,900	32,939
Modec, Inc. (Japan)	2,300	49,058
Mullen Group Ltd. (Canada)	2,100	26,687
Schlumberger Ltd.	7,593	593,013
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	656	45,757
SEACOR Holdings, Inc.*(a)	1,164	80,537
ShawCor Ltd. (Canada)	2,200	64,403
Subsea 7 SA (United Kingdom)*	47,944	744,080
Tecnicas Reunidas SA (Spain)	1,070	42,247
Tenaris SA (Luxembourg)	7,469	129,157
TGS Nopec Geophysical Co. ASA (Norway)	4,588	97,426
TMK PJSC (Russia), GDR, RegS	5,391	28,654
Yinson Holdings Bhd (Malaysia)	45,300	33,872

		1,978,488

Equity Real Estate Investment Trusts (REITs) — 4.0%
Acadia Realty Trust	9,262	278,416
Activia Properties, Inc. (Japan)	60	286,409
Advance Residence Investment Corp. (Japan)	136	372,706
AEON REIT Investment Corp. (Japan)	110	122,355
Alexandria Real Estate Equities, Inc.(a)	8,627	953,456
Allied Properties Real Estate Investment Trust (Canada)	2,700	73,274
American Assets Trust, Inc.	3,160	132,214
American Campus Communities, Inc.	14,626	696,051
American Homes 4 Rent (Class A Stock)	23,408	537,448
American Tower Corp.	1,415	171,979
Apartment Investment & Management Co. (Class A Stock)	15,230	675,451
Apple Hospitality REIT, Inc.	18,845	359,940
Arrowhead Properties Ltd. (South Africa)	42,599	29,079
Artis Real Estate Investment Trust (Canada)	16,900	168,129
Ascendas Real Estate Investment Trust (Singapore)	295,500	532,129
Asesor de Activos Prisma SAPI de CV (Mexico)*	31,500	18,507
Ashford Hospitality Prime, Inc.	2,347	24,902
Ashford Hospitality Trust, Inc.	6,985	44,494

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
AvalonBay Communities, Inc.	14,184	$2,604,182
Axis Real Estate Investment Trust (Malaysia)	41,300	15,388
Befimmo SA (Belgium)	1,089	61,917
Beni Stabili SpA (Italy)	174,414	109,235
Big Yellow Group PLC (United Kingdom)	18,015	164,911
Boardwalk Real Estate Investment Trust (Canada)(a)	3,500	124,146
Boston Properties, Inc.	15,201	2,012,764
Brandywine Realty Trust	17,874	290,095
British Land Co. PLC (The) (United Kingdom)	97,963	748,836
Brixmor Property Group, Inc.	25,030	537,144
BWP Trust (Australia)	48,785	106,207
Camden Property Trust	9,532	766,945
Canadian Apartment Properties REIT (Canada)	9,800	245,396
Canadian Real Estate Investment Trust (Canada)	5,400	196,858
CapitaLand Commercial Trust (Singapore)	316,200	349,129
Capitaland Malaysia Mall Trust (Malaysia)	62,700	23,094
CapitaLand Mall Trust (Singapore)	350,900	494,045
Care Capital Properties, Inc.	10,602	284,876
CBL & Associates Properties, Inc.	17,178	163,878
Cedar Realty Trust, Inc.	3,891	19,533
Champion REIT (Hong Kong)	819,000	501,750
Charter Hall Group (Australia)	154,221	650,179
Charter Hall Retail REIT (Australia)	61,555	204,102
Chesapeake Lodging Trust	6,284	150,565
Cofinimmo SA (Belgium)	2,492	284,336
Colony Starwood Homes(a)	9,228	313,291
Columbia Property Trust, Inc.	15,816	351,905
Cominar Real Estate Investment Trust (Canada)	3,300	35,733
Concentradora Fibra Danhos SA de CV (Mexico)	55,400	91,730
Concentradora Fibra Hotelera Mexicana SAde CV (Mexico)*	28,200	22,970
Concentradora Hipotecaria SAPI de CV (Mexico)	14,300	17,170
CoreCivic, Inc.	2,686	84,394
Corporate Office Properties Trust	11,412	377,737
Cousins Properties, Inc.(a)	32,273	266,898
CP Tower Growth Leasehold Property Fund (Thailand), UTS	29,700	12,277
Crown Castle International Corp.	1,019	96,245
CubeSmart(a)	17,578	456,325
Daiwa House REIT Investment Corp. (Japan)	110	286,459
Daiwa Office Investment Corp. (Japan)	43	220,020
DCT Industrial Trust, Inc.	8,973	431,781
DDR Corp.	30,492	382,065
Derwent London PLC (United Kingdom)	10,650	375,169
Dexus Property Group (Australia)	104,493	779,893
DiamondRock Hospitality Co.	19,894	221,818
Digital Realty Trust, Inc.(a)	15,681	1,668,302
Douglas Emmett, Inc.(a)	14,316	549,734
Dream Office Real Estate Investment Trust (Canada)	8,600	124,423

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Duke Realty Corp.	34,808	$914,406
DuPont Fabros Technology, Inc.(a)	8,579	425,433
Easterly Government Properties, Inc.	2,545	50,366
EastGroup Properties, Inc.	3,338	245,443
Education Realty Trust, Inc.	7,321	299,063
Emira Property Fund Ltd. (South Africa)	17,251	18,117
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (Turkey)	67,057	53,507
EPR Properties	1,088	80,109
Equinix, Inc.	167	66,862
Equity Commonwealth*	13,228	412,978
Equity LifeStyle Properties, Inc.	9,146	704,791
Equity Residential(a)	37,076	2,306,869
Essex Property Trust, Inc.	6,901	1,597,789
Eurocommercial Properties NV (Netherlands), CVA	8,213	294,106
Extra Space Storage, Inc.(a)	12,932	962,011
Federal Realty Investment Trust	7,022	937,437
FelCor Lodging Trust, Inc.	12,216	91,742
Fibra Shop Portafolios Inmobiliarios SAPI de CV (Mexico)*	27,500	19,403
Fibra Uno Administracion SA de CV (Mexico)	399,800	683,550
First Industrial Realty Trust, Inc.	11,670	310,772
First Potomac Realty Trust	2,943	30,254
Folkestone Education Trust (Australia)	24,291	51,190
Fonciere des Regions (France)	5,995	499,817
Forest City Realty Trust, Inc. (Class A Stock)	21,736	473,410
Fortune Real Estate Investment Trust (Hong Kong)	141,000	157,887
Four Corners Property Trust, Inc.	1,296	29,588
Franklin Street Properties Corp.	8,567	104,003
Frontier Real Estate Investment Corp. (Japan)	60	272,890
Fukuoka REIT Corp. (Japan)	77	126,396
Gecina SA (France)	5,040	683,370
GEO Group, Inc. (The)	1,618	75,027
GGP, Inc.(a)	59,076	1,369,382
Global Net Lease, Inc.(a)	1,900	45,752
Global One Real Estate Investment Corp. (Japan)	20	70,665
GLP J-Reit (Japan)	241	278,989
Goodman Group (Australia)	149,413	883,387
Government Properties Income Trust	4,908	102,724
GPT Group (The) (Australia)	204,639	805,388
Great Portland Estates PLC (United Kingdom)	100,494	820,247
Growthpoint Properties Ltd. (South Africa)	335,134	646,018
H&R Real Estate Investment Trust (Canada), UTS	16,800	291,443
Hammerson PLC (United Kingdom)	75,734	541,525
Hankyu Reit, Inc. (Japan)	301	407,307
Hansteen Holdings PLC (United Kingdom)	89,974	134,573
HCP, Inc.	49,125	1,536,630
Healthcare Realty Trust, Inc.(a)	14,953	485,973
Heiwa Real Estate REIT, Inc. (Japan)	90	67,765
Hersha Hospitality Trust	4,215	79,200
Highwoods Properties, Inc.	9,908	486,780

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Hoshino Resorts REIT, Inc. (Japan)	17	$89,706
Hospitality Properties Trust	16,550	521,822
Host Hotels & Resorts, Inc.(a)	70,160	1,309,186
Hudson Pacific Properties, Inc.	13,659	473,148
Hulic Reit, Inc. (Japan)	98	162,437
Hyprop Investments Ltd. (South Africa)	29,377	268,331
ICADE (France)	1,503	109,945
Ichigo Office REIT Investment (Japan)	71	44,722
IGB Real Estate Investment Trust (Malaysia)	65,800	25,129
IMPACT Growth Real Estate Investment Trust (Thailand)	91,700	40,029
Independence Realty Trust, Inc.(a)	6,005	56,267
Industrial & Infrastructure Fund Investment Corp. (Japan)	72	324,227
Intu Properties PLC (United Kingdom)	88,245	308,729
Investa Office Fund (Australia)	217,655	790,206
Invincible Investment Corp. (Japan)	275	110,715
Iron Mountain, Inc.	637	22,722
Is Gayrimenkul Yatirim Ortakligi A/S (Turkey)	1	—
Japan Excellent, Inc. (Japan)	183	225,054
Japan Hotel REIT Investment Corp. (Japan)	381	263,194
Japan Logistics Fund, Inc. (Japan)	28	60,301
Japan Prime Realty Investment Corp. (Japan)	103	399,572
Japan Real Estate Investment Corp. (Japan)	141	748,497
Japan Rental Housing Investments, Inc. (Japan)	321	235,865
Japan Retail Fund Investment Corp. (Japan)	297	582,934
Kenedix Office Investment Corp. (Japan)	148	872,849
Kenedix Residential Investment Corp. (Japan)	102	287,039
Kenedix Retail REIT Corp. (Japan)	42	94,313
Keppel REIT (Singapore)	180,400	135,419
Kilroy Realty Corp.(a)	9,818	707,681
Kimco Realty Corp.	40,243	888,968
Kite Realty Group Trust	8,253	177,440
KLCCP Stapled Group (Malaysia)	18,000	32,234
Klepierre (France)	20,088	780,432
Land Securities Group PLC (United Kingdom)	77,841	1,033,824
LaSalle Hotel Properties(a)	11,059	320,158
Liberty Property Trust	15,719	605,967
Life Storage, Inc.	5,052	414,870
Link REIT (Hong Kong)	256,000	1,794,241
LondonMetric Property PLC (United Kingdom)	103,155	206,444
LTC Properties, Inc.	3,971	190,211
Macerich Co. (The)(a)	12,109	779,820
Mack-Cali Realty Corp.	11,112	299,357
Macquarie Mexico Real Estate Management SA de CV (Mexico)*	56,500	63,374
Mapletree Logistics Trust (Singapore)	165,000	129,123
MCUBS MidCity Investment Corp. (Japan)	28	84,750
Mercialys SA (France)	4,551	84,868
Merlin Properties Socimi SA (Spain)	41,083	458,985

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Mid-America Apartment Communities, Inc.	11,630	$1,183,236
Mirvac Group (Australia)	111,015	185,730
Monogram Residential Trust, Inc.	16,768	167,177
Mori Hills REIT Investment Corp. (Japan)	183	245,411
Mori Trust Sogo Reit, Inc. (Japan)	128	198,243
National Retail Properties, Inc.	1,333	58,145
National Storage Affiliates Trust	3,445	82,336
Nippon Accommodations Fund, Inc. (Japan)	14	60,832
Nippon Building Fund, Inc. (Japan)	153	838,730
Nippon Prologis REIT, Inc. (Japan)	167	362,004
Nomura Real Estate Master Fund, Inc. (Japan)	389	605,014
NorthStar Realty Europe Corp.	3,542	41,052
Octodec Investments Ltd. (South Africa)	15,967	28,543
Omega Healthcare Investors, Inc.(a)	2,009	66,277
Orix JREIT, Inc. (Japan)	268	424,317
Outfront Media, Inc.	2,049	54,401
Paramount Group, Inc.	17,345	281,162
Parkway, Inc.	2,982	59,312
Pavilion Real Estate Investment Trust (Malaysia)	43,700	17,179
Pebblebrook Hotel Trust(a)	7,225	211,042
Pennsylvania Real Estate Investment Trust(a)	6,747	102,150
Piedmont Office Realty Trust, Inc. (Class A Stock)(a)	20,228	432,475
PLA Administradora Industrial S de RL de CV (Mexico)*	40,600	66,249
Potlatch Corp.	1,643	75,085
Premier Investment Corp. (Japan)	153	173,035
Prologis Property Mexico SA de CV (Mexico)*	24,500	42,006
Prologis, Inc.	53,433	2,772,104
PS Business Parks, Inc.	1,845	211,732
Public Storage	14,756	3,230,236
Quality Care Properties, Inc.*	10,782	203,349
Ramco-Gershenson Properties Trust	7,744	108,571
Rayonier, Inc.	1,771	50,190
Realty Income Corp.(a)	1,758	104,654
Rebosis Property Fund Ltd. (South Africa)	16,840	15,905
Redefine Properties Ltd. (South Africa)	673,932	552,502
Regal Real Estate Investment Trust (Hong Kong)	53,000	15,147
Regency Centers Corp.	13,609	903,502
Reit 1 Ltd. (Israel)	39,729	131,997
Resilient REIT Ltd. (South Africa)	7,922	68,900
Retail Opportunity Investments Corp.	10,967	230,636
Retail Properties of America, Inc. (Class A Stock)	21,696	312,856
Rexford Industrial Realty, Inc.	11,384	256,368
RioCan Real Estate Investment Trust (Canada)	17,000	334,925
RLJ Lodging Trust(a)	12,476	293,311
Ryman Hospitality Properties, Inc.(a)	4,116	254,492
SA Corporate Real Estate Ltd. (South Africa)	85,803	35,225
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust (Singapore)	86,000	31,034
Sabra Health Care REIT, Inc.	2,722	76,025

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Safestore Holdings PLC (United Kingdom)	51,565	$243,750
Saul Centers, Inc.	744	45,845
Scentre Group (Australia)	568,681	1,864,327
Segro PLC (United Kingdom)	81,029	463,271
Sekisui House SI Residential Investment Corp. (Japan)	243	270,070
Select Income REIT	3,406	87,841
Senior Housing Properties Trust	27,944	565,866
Seritage Growth Properties(a)	3,041	131,219
Shaftesbury PLC (United Kingdom)	27,295	312,953
Shin Kong No.1 REIT (Taiwan)	166,000	77,740
Silver Bay Realty Trust Corp.	3,587	77,013
Simon Property Group, Inc.	31,320	5,387,980
SL Green Realty Corp.(a)	10,385	1,107,249
Smart Real Estate Investment Trust (Canada)	8,300	203,903
Stockland (Australia)	45,731	162,165
Summit Hotel Properties, Inc.	7,284	116,398
Sun Communities, Inc.	6,266	503,348
Sunstone Hotel Investors, Inc.	21,482	329,319
Suntec Real Estate Investment Trust (Singapore)	373,900	478,623
Sunway Real Estate Investment Trust (Malaysia)	74,500	28,964
Tanger Factory Outlet Centers, Inc.(a)	11,394	373,381
Taubman Centers, Inc.(a)	5,936	391,895
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund (Thailand), UTS	76,700	37,716
TICON Property Fund (Thailand), UTS	103,600	31,058
Tier REIT, Inc.	4,352	75,551
Tokyu REIT, Inc. (Japan)	168	211,529
Torunlar Gayrimenkul Yatirim Ortakligi A/S (Turkey)	5,961	7,405
Tritax Big Box REIT PLC (United Kingdom)	17,999	32,588
UDR, Inc.(a)	26,661	966,728
Unibail-Rodamco SE (France)	11,201	2,611,753
United Urban Investment Corp. (Japan)	327	502,691
Urban Edge Properties	12,051	316,941
Vastned Retail NV (Netherlands)	2,316	87,501
Ventas, Inc.	36,110	2,348,594
VEREIT, Inc.	16,376	139,032
Vicinity Centres (Australia)	65,744	142,206
Vornado Realty Trust	16,983	1,703,565
Vukile Property Fund Ltd. (South Africa)	28,010	40,289
Warehouses De Pauw CVA (Belgium)	912	84,807
Washington Prime Group, Inc.	23,563	204,762
Washington Real Estate Investment Trust(a)	9,638	301,477
Weingarten Realty Investors	12,061	402,717
Welltower, Inc.	37,612	2,663,682
Wereldhave NV (Netherlands)	6,053	266,519
Westfield Corp. (Australia)	210,522	1,428,087
Workspace Group PLC (United Kingdom)	10,946	107,652
WP Carey, Inc.	1,257	78,211
Xenia Hotels & Resorts, Inc.	14,945	255,111
Yuexiu Real Estate Investment Trust (Hong Kong)	329,000	193,985

		108,120,309

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing — 0.5%
7-Eleven Malaysia Holdings Bhd (Malaysia) (Class B Stock)*	42,500	$15,368
Aeon Co. Ltd. (Japan)	16,200	237,209
Ain Holdings, Inc. (Japan)	700	47,259
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	6,200	280,104
Andersons, Inc. (The)	1,198	45,404
Arcs Co. Ltd. (Japan)	1,900	45,459
Axfood AB (Sweden)	3,271	49,119
Bid Corp. Ltd. (South Africa)	6,539	126,135
Big C Supercenter PCL (Thailand)	600	3,632
BIM Birlesik Magazalar A/S (Turkey)	2,131	32,766
Carrefour SA (France)	10,127	238,605
Casey’s General Stores, Inc.(a)	655	73,524
Cawachi Ltd. (Japan)	9,600	260,160
Cencosud SA (Chile)	77,954	239,553
Clicks Group Ltd. (South Africa)	2,615	24,912
cocokara fine, Inc. (Japan)	1,200	52,205
Colruyt SA (Belgium)	766	37,619
Cosco Capital, Inc. (Philippines)	272,200	45,991
Cosmos Pharmaceutical Corp. (Japan)	100	19,580
Costco Wholesale Corp.	3,428	574,841
CP ALL PCL (Thailand)	91,700	157,448
CVS Health Corp.	19,093	1,498,801
Distribuidora Internacional de Alimentacion SA (Spain)	7,721	44,628
DIXY Group PJSC (Russia)*	3,540	15,222
E-MART, Inc. (South Korea)	969	178,141
Emperia Holding SA (Poland)*	440	8,321
Empire Co. Ltd. (Canada) (Class A Stock)	7,800	119,183
FamilyMart UNY Holdings Co. Ltd. (Japan)	1,146	68,378
George Weston Ltd. (Canada)	1,500	130,876
Greggs PLC (United Kingdom)	1,369	17,881
Grupo Comercial Chedraui SA de CV (Mexico)	7,500	16,164
Heiwado Co. Ltd. (Japan)	2,600	63,218
ICA Gruppen AB (Sweden)	2,438	83,155
InRetail Peru Corp. (Peru), 144A*(g)	2,458	46,751
J Sainsbury PLC (United Kingdom)	73,557	243,634
Jeronimo Martins SGPS SA (Portugal)	2,459	43,941
Kato Sangyo Co. Ltd. (Japan)	2,400	61,814
Kesko OYJ (Finland) (Class B Stock)	1,494	71,226
Koninklijke Ahold Delhaize NV (Netherlands).	18,507	395,493
Kroger Co. (The)	15,768	464,998
La Comer SAB de CV (Mexico)*	8,667	7,129
Lawson, Inc. (Japan)	400	27,198
Lenta Ltd. (Russia), GDR, RegS*	15,425	104,889
Loblaw Cos. Ltd. (Canada)	2,695	146,235
Magnit PJSC (Russia), GDR, RegS	11,625	444,643
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	1,100	52,401
Metcash Ltd. (Australia)*	145,568	274,556
Metro, Inc. (Canada)	3,900	119,799
Ministop Co. Ltd. (Japan)	5,500	103,412
Mitsubishi Shokuhin Co. Ltd. (Japan)	1,400	43,497
Organizacion Soriana SAB de CV (Mexico) (Class B Stock)*	11,300	26,526
Pick’n Pay Stores Ltd. (South Africa)	7,363	36,515
President Chain Store Corp. (Taiwan)	14,000	115,332
Puregold Price Club, Inc. (Philippines)	47,800	41,635

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Raia Drogasil SA (Brazil)	1,800	$33,906
Rite Aid Corp.*	10,350	43,988
Robinsons Retail Holdings, Inc. (Philippines).	28,020	42,983
Seven & i Holdings Co. Ltd. (Japan)	13,700	538,186
Shanghai Bailian Group Co. Ltd. (China) (Class B Stock)*	12,900	19,040
Shoprite Holdings Ltd. (South Africa)	9,022	130,483
Shufersal Ltd. (Israel)	49,306	238,935
Sligro Food Group NV (Netherlands)	2,702	101,734
SPAR Group Ltd. (The) (South Africa)	3,488	45,252
Sprouts Farmers Market, Inc.*(a)	2,006	46,379
Sugi Holdings Co. Ltd. (Japan)	900	41,358
Sun Art Retail Group Ltd. (Hong Kong)	135,000	126,566
Sundrug Co. Ltd. (Japan)	1,000	33,645
Sysco Corp.	4,616	239,663
Taiwan TEA Corp. (Taiwan)	150,000	82,304
Tesco PLC (United Kingdom)*	164,080	381,873
Tsuruha Holdings, Inc. (Japan)	500	46,375
United Natural Foods, Inc.*	1,404	60,695
Valor Holdings Co. Ltd. (Japan)	2,800	66,248
Walgreens Boots Alliance, Inc.	12,145	1,008,642
Wal-Mart de Mexico SAB de CV (Mexico)	113,600	262,122
Wal-Mart Stores, Inc.	24,341	1,754,499
Wesfarmers Ltd. (Australia)	14,513	499,653
Whole Foods Market, Inc.(a)	4,705	139,833
WM Morrison Supermarkets PLC (United Kingdom)	76,929	231,500
Woolworths Ltd. (Australia)	13,239	268,037
X5 Retail Group NV (Russia), GDR, RegS*	5,662	184,525
Yokohama Reito Co. Ltd. (Japan)	6,600	65,694

		14,456,603

Food Products — 0.7%
AAK AB (Sweden)	1,305	85,903
AGV Products Corp. (Taiwan)*	65,185	16,198
Ajinomoto Co., Inc. (Japan)	9,500	187,974
Alicorp SAA (Peru)	29,005	68,751
Archer-Daniels-Midland Co.	12,524	576,605
Asian Citrus Holdings Ltd. (Hong Kong)*^	287,000	15,540
Associated British Foods PLC (United Kingdom)	4,790	156,468
Astral Foods Ltd. (South Africa)	1,076	12,563
Austevoll Seafood ASA (Norway)	10,361	76,053
AVI Ltd. (South Africa)	3,199	23,566
B&G Foods, Inc.	1,121	45,120
Barry Callebaut AG (Switzerland)*	37	48,378
Biostime International Holdings Ltd. (China)*	12,000	39,951
BrasilAgro - Co. Brasileira de Propriedades Agricolas (Brazil)	1,300	4,942
BRF SA (Brazil)	16,400	202,263
Bumitama Agri Ltd. (Indonesia)	57,500	32,474
Bunge Ltd.	3,393	268,929
Calbee, Inc. (Japan)	1,200	40,987
Cal-Maine Foods, Inc.(a)	845	31,095
Campbell Soup Co.	1,659	94,961
Century Pacific Food, Inc. (Philippines)	17,850	6,011
Charoen Pokphand Enterprise (Taiwan)	12,480	22,303
Cherkizovo Group PJSC (Russia), GDR, RegS.	2,668	26,679

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
China Finance Investment Holdings Ltd. (Hong Kong)*	380,000	$7,099
China Fishery Group Ltd. (Hong Kong)*^	89,500	—
China Greenfresh Group Co. Ltd. (China)	28,000	13,188
China Huishan Dairy Holdings Co. Ltd. (China)^	209,000	11,292
China Mengniu Dairy Co. Ltd. (China)	198,000	410,576
China Modern Dairy Holdings Ltd. (China)*	382,000	86,470
China Shengmu Organic Milk Ltd. (China), 144A*	401,000	101,125
Chocoladefabriken Lindt & Spruengli AG (Switzerland), (CHI-X)	2	132,676
Chocoladefabriken Lindt & Spruengli AG (Switzerland), (SGMX)	12	67,996
CJ CheilJedang Corp. (South Korea)	275	86,807
Clover Industries Ltd. (South Africa)	6,478	8,692
Conagra Brands, Inc.	4,026	162,409
Costa Group Holdings Ltd. (Australia)	59,698	198,430
CP Pokphand Co. Ltd. (Hong Kong)	510,000	47,282
Cranswick PLC (United Kingdom)	4,582	146,633
Daesang Corp. (South Korea)	1,910	41,169
Dairy Crest Group PLC (United Kingdom)	10,638	73,725
Dali Foods Group Co. Ltd. (China), 144A	118,000	68,201
Danone SA (France)	7,572	515,086
Dean Foods Co.	1,536	30,198
Devro PLC (United Kingdom)	9,795	22,376
Dutch Lady Milk Industries Bhd (Malaysia)	300	3,892
DyDo Group Holdings, Inc. (Japan)	1,400	65,552
Eagle High Plantations Tbk PT (Indonesia)*	650,800	16,512
Ebro Foods SA (Spain)	10,125	204,584
Flowers Foods, Inc.	3,612	70,109
Fresh Del Monte Produce, Inc.	1,392	82,448
Fuji Oil Holdings, Inc. (Japan)	9,200	215,784
General Mills, Inc.	4,256	251,147
Genting Plantations Bhd (Malaysia)	16,800	44,343
GFPT PCL (Thailand)	62,800	33,627
GrainCorp Ltd. (Australia) (Class A Stock)	14,496	100,710
Great Wall Enterprise Co. Ltd. (Taiwan)	79,900	75,857
Greencore Group PLC (Ireland)	10,475	32,220
Gruma SAB de CV (Mexico) (Class B Stock)	5,480	77,437
Grupo Bimbo SAB de CV (Mexico) (Class A Stock)	26,500	65,888
Grupo Herdez SAB de CV (Mexico)	8,900	18,444
Grupo Industrial Maseca SAB de CV (Mexico) (Class B Stock)	1,600	2,000
Grupo Lala SAB de CV (Mexico)	13,900	25,228
Grupo Nutresa SA (Colombia)	9,460	80,221
Hain Celestial Group, Inc. (The)*	1,673	62,236
Hershey Co. (The)	652	71,231
Hokuto Corp. (Japan)	3,300	59,645
Hormel Foods Corp.	3,121	108,080
House Foods Group, Inc. (Japan)	2,200	48,062
Ichitan Group PCL (Thailand)	45,700	13,698
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	42,600	26,056
Indofood Sukses Makmur Tbk PT (Indonesia)	174,700	104,906

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Industrias Bachoco SAB de CV (Mexico) (Class B Stock)	8,800	$39,769
Ingredion, Inc.	954	114,890
IOI Corp. Bhd (Malaysia)	84,400	88,638
J.M. Smucker Co. (The)	1,779	233,191
Japfa Ltd. (Singapore)	36,500	21,257
JBS SA (Brazil)	41,400	135,681
Kagome Co. Ltd. (Japan)	2,000	52,081
Kellogg Co.	1,775	128,883
Kerry Group PLC (Ireland) (Class A Stock)	4,221	331,876
Kewpie Corp. (Japan)	1,300	36,959
Key Coffee, Inc. (Japan)	8,800	172,518
Khon Kaen Sugar Industry PCL (Thailand)	221,612	38,695
Kikkoman Corp. (Japan)	2,000	59,773
Kraft Heinz Co. (The)	9,325	846,803
Kuala Lumpur Kepong Bhd (Malaysia)	21,400	119,299
Lamb Weston Holdings, Inc.	1,460	61,408
Leroy Seafood Group ASA (Norway)	929	40,684
Leyou Technologies Holdings Ltd. (China)*	160,000	31,950
Lien Hwa Industrial Corp. (Taiwan)	146,579	122,928
Lotte Confectionery Co. Ltd. (South Korea)	388	66,743
M Dias Branco SA (Brazil)	800	32,592
Malee Group PCL (Thailand)	3,000	8,599
Marfrig Global Foods SA (Brazil)*	6,400	11,837
Marine Harvest ASA (Norway)*	5,687	86,752
Marudai Food Co. Ltd. (Japan)	3,000	13,152
Maruha Nichiro Corp. (Japan)	4,300	130,605
McCormick & Co., Inc.	958	93,453
Megmilk Snow Brand Co. Ltd. (Japan)	2,500	68,922
MEIJI Holdings Co. Ltd. (Japan)	1,900	158,544
Mitsui Sugar Co. Ltd. (Japan)	1,200	29,195
Mondelez International, Inc. (Class A Stock)	21,598	930,442
Namchow Chemical Industrial Co. Ltd. (Taiwan)*	7,000	14,282
Nestle Malaysia Bhd (Malaysia)	600	10,763
Nestle SA (Switzerland)	41,750	3,204,386
NH Foods Ltd. (Japan)	5,000	134,323
Nichirei Corp. (Japan)	26,200	649,791
Nippon Suisan Kaisha Ltd. (Japan)	29,100	145,358
Nisshin Oillio Group Ltd. (The) (Japan)	15,000	85,523
Nisshin Seifun Group, Inc. (Japan)	6,920	103,454
Nissin Foods Holdings Co. Ltd. (Japan)	1,100	61,110
NongShim Co. Ltd. (South Korea)	216	57,767
Oceana Group Ltd. (South Africa)	1,040	8,064
O’Key Group SA (Russia), GDR, RegS	5,600	11,536
Orion Corp. (South Korea)	120	71,961
Orkla ASA (Norway)	10,326	92,501
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT (Indonesia)	164,700	18,108
Pinnacle Foods, Inc.	1,769	102,372
Pioneer Foods Group Ltd. (South Africa)	3,053	40,117
Post Holdings, Inc.*	1,049	91,808
PPB Group Bhd (Malaysia)	54,100	204,638
PureCircle Ltd. (Malaysia)*	5,686	21,397
QL Resources Bhd (Malaysia)	24,900	25,653
RCL Foods Ltd. (South Africa)	15,159	16,954
Rock Field Co. Ltd. (Japan)	5,200	85,333
Ros Agro PLC (Russia), GDR, RegS	3,731	45,891
Salim Ivomas Pratama Tbk PT (Indonesia)	1,015,800	47,664

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Salmar ASA (Norway)	1,705	$36,766
Sanderson Farms, Inc.(a)	368	38,213
Sao Martinho SA (Brazil)	4,800	26,449
Saputo, Inc. (Canada)	2,700	93,171
Sawit Sumbermas Sarana Tbk PT (Indonesia)	8,400	1,043
Schouw & Co. AB (Denmark)	1,140	104,477
Shandong Zhonglu Oceanic Fisheries Co. Ltd. (China) (Class B Stock)*	15,700	11,750
Shanghai Greencourt Investment Group Co. Ltd. (China) (Class B Stock)*	5,700	3,420
Shenguan Holdings Group Ltd. (China)	270,000	20,171
Showa Sangyo Co. Ltd. (Japan)	7,000	37,004
SLC Agricola SA (Brazil)	3,300	18,826
Snyder’s-Lance, Inc.(a)	1,410	56,837
Standard Foods Corp. (Taiwan)	12,087	30,037
Suedzucker AG (Germany)	5,047	126,483
Taisun Enterprise Co. Ltd. (Taiwan)*	31,000	15,223
Taiyen Biotech Co. Ltd. (Taiwan)	17,000	17,007
Tate & Lyle PLC (United Kingdom)	10,683	102,371
Tehmag Foods Corp. (Taiwan)*	3,000	23,431
Tenwow International Holdings Ltd. (China)	119,000	25,584
Thai Union Group PCL (Thailand) (Class F Stock)	166,900	103,941
Thai Vegetable Oil PCL (Thailand)	29,800	29,052
Tiger Brands Ltd. (South Africa)	4,266	127,276
Tingyi Cayman Islands Holding Corp. (China)	142,000	178,327
Tongaat Hulett Ltd. (South Africa)	7,732	70,760
Toyo Suisan Kaisha Ltd. (Japan)	1,400	52,230
TreeHouse Foods, Inc.*	949	80,342
Ttet Union Corp. (Taiwan)	3,000	9,015
Tyson Foods, Inc. (Class A Stock)	7,148	441,103
Ulker Biskuvi Sanayi A/S (Turkey)	4,389	22,305
Uni-President China Holdings Ltd. (China)	118,000	83,013
Uni-President Enterprises Corp. (Taiwan)	254,708	477,512
United Plantations Bhd (Malaysia)	4,600	29,644
Universal Robina Corp. (Philippines)	26,010	84,752
Vilmorin & Cie SA (France)	656	45,193
Viscofan SA (Spain)	1,224	63,230
Want Want China Holdings Ltd. (China)	342,000	236,848
Warabeya Nichiyo Holdings Co. Ltd. (Japan)	4,800	111,629
Wei Chuan Foods Corp. (Taiwan)	27,000	16,195
WH Group Ltd. (Hong Kong), 144A	665,000	573,443
Wilmar International Ltd. (Singapore)	118,700	299,542
Yakult Honsha Co. Ltd. (Japan)	1,800	100,178
Yamazaki Baking Co. Ltd. (Japan)	3,100	63,828
Yashili International Holdings Ltd. (China)	81,000	15,439

		20,036,994

Gas Utilities — 0.1%
APA Group (Australia)	17,573	120,275
Ascopiave SpA (Italy)	63,388	234,699
Atmos Energy Corp.	441	34,835
China Gas Holdings Ltd. (Hong Kong)	102,000	164,347
China Oil & Gas Group Ltd. (Hong Kong)*	418,000	31,739
China Resources Gas Group Ltd. (China)	36,000	127,503
China Tian Lun Gas Holdings Ltd. (China)	19,500	15,427

	Shares	Value
COMMON STOCKS (Continued)
Gas Utilities (cont’d.)
E1 Corp. (South Korea)	1,146	$56,266
Empresa de Energia de Bogota SA ESP (Colombia)	64,373	40,975
Gas Malaysia Bhd (Malaysia)	15,300	10,382
Gas Natural SDG SA (Spain)	6,567	143,646
Hong Kong & China Gas Co. Ltd. (Hong Kong)	82,801	165,660
Infraestructura Energetica Nova SAB de CV (Mexico), 144A(g)	8,500	40,611
Italgas SpA (Italy)*	5,334	23,373
Korea Gas Corp. (South Korea)*	1,923	77,388
National Fuel Gas Co.(a)	637	37,978
New Jersey Resources Corp.	1,663	65,855
Northwest Natural Gas Co.	1,611	95,210
ONE Gas, Inc.	1,092	73,819
Osaka Gas Co. Ltd. (Japan)	45,000	171,584
Petronas Gas Bhd (Malaysia)	11,300	50,456
Rubis SCA (France)	1,271	124,441
Samchully Co. Ltd. (South Korea)	728	69,664
Southwest Gas Holdings, Inc.	518	42,947
Spire, Inc.	783	52,853
Toho Gas Co. Ltd. (Japan)	8,000	56,741
Tokyo Gas Co. Ltd. (Japan)	46,000	210,087
UGI Corp.	167	8,250

		2,347,011

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories	12,605	559,788
ABIOMED, Inc.*	200	25,039
Ansell Ltd. (Australia)	3,624	66,630
Apex Biotechnology Corp. (Taiwan)	1,000	1,287
Baxter International, Inc.	3,745	194,216
Becton, Dickinson and Co	1,715	314,600
Bioteque Corp. (Taiwan)*	2,000	7,352
Boston Scientific Corp.*	10,303	256,236
C.R. Bard, Inc.	680	169,007
Cochlear Ltd. (Australia)	428	44,213
Coloplast A/S (Denmark) (Class B Stock)	855	66,772
Cooper Cos., Inc. (The)	433	86,552
Danaher Corp.	4,859	415,590
DENTSPLY SIRONA, Inc.	1,194	74,553
DiaSorin SpA (Italy)	4,030	271,816
Edwards Lifesciences Corp.*	973	91,530
El.En. SpA (Italy)	386	11,337
Elekta AB (Sweden) (Class B Stock)	5,873	57,369
Essilor International SA (France)	1,764	214,170
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	6,441	43,769
Fukuda Denshi Co. Ltd. (Japan)	600	34,346
Getinge AB (Sweden) (Class B Stock)(a)	4,775	83,723
Ginko International Co. Ltd. (Taiwan)*	3,000	27,484
GN Store Nord A/S (Denmark)	13,375	312,241
Haemonetics Corp.*	875	35,499
Hartalega Holdings Bhd (Malaysia)	28,200	31,587
Hill-Rom Holdings, Inc.	816	57,610
Hogy Medical Co. Ltd. (Japan)	900	56,690
Hologic, Inc.*	2,076	88,334
Hoya Corp. (Japan)	4,400	212,567
Integra LifeSciences Holdings Corp.*	766	32,272

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Intuitive Surgical, Inc.*	219	$167,857
Kossan Rubber Industries (Malaysia)	15,100	21,258
LivaNova PLC*	1,162	56,950
Masimo Corp.*	167	15,574
Medtronic PLC	14,097	1,135,654
Microlife Corp. (Taiwan)	7,000	16,429
Microport Scientific Corp. (China)*	26,000	18,504
Nihon Kohden Corp. (Japan)	2,300	51,633
Nipro Corp. (Japan)	6,300	88,973
Olympus Corp. (Japan)	3,700	142,807
Pacific Hospital Supply Co. Ltd. (Taiwan)*	1,000	2,667
Paramount Bed Holdings Co. Ltd. (Japan)	10,300	413,906
Pihsiang Machinery Manufacturing Co. Ltd. (Taiwan)*	6,000	12,022
PW Medtech Group Ltd. (China)*	83,000	20,402
ResMed, Inc.	1,022	73,553
SeaSpine Holdings Corp.*	239	1,876
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	380,000	272,024
Smith & Nephew PLC (United Kingdom)	14,073	214,272
Sonova Holding AG (Switzerland)	386	53,544
St. Shine Optical Co. Ltd. (Taiwan)	1,000	20,294
STERIS PLC	849	58,972
Stryker Corp.	2,504	329,652
Supermax Corp. Bhd (Malaysia)	52,200	23,487
Sysmex Corp. (Japan)	900	54,757
TaiDoc Technology Corp. (Taiwan)	2,099	7,197
Teleflex, Inc.	639	123,793
Terumo Corp. (Japan)	4,200	146,005
Top Glove Corp. Bhd (Malaysia)	36,000	40,036
Varex Imaging Corp.*	256	8,602
Varian Medical Systems, Inc.*	641	58,414
West Pharmaceutical Services, Inc.	573	46,763
William Demant Holding A/S (Denmark)*	3,745	78,259
Zimmer Biomet Holdings, Inc.	2,202	268,886

		7,989,201

Health Care Providers & Services — 0.3%
Aetna, Inc.	3,690	470,660
Alfresa Holdings Corp. (Japan)	7,200	125,165
AmerisourceBergen Corp.	652	57,701
Anthem, Inc.	3,563	589,249
Bangkok Chain Hospital PCL (Thailand)	42,400	16,041
Bangkok Dusit Medical Services PCL (Thailand) (Class F Stock)	110,400	68,111
Banmedica SA (Chile)*	11,594	27,919
BML, Inc. (Japan)	2,100	46,405
Bumrungrad Hospital PCL (Thailand)	12,600	67,102
Cardinal Health, Inc.	3,110	253,621
Centene Corp.*	1,725	122,924
CHC Healthcare Group (Taiwan)	11,000	15,298
Chemed Corp.	335	61,201
China National Accord Medicines Corp. Ltd. (China) (Class B Stock)	11,400	67,126
China NT Pharma Group Co. Ltd. (Hong Kong)	40,500	9,020
Chularat Hospital PCL (Thailand) (Class F Stock)	237,900	17,308
Cigna Corp.	2,670	391,128

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
DaVita, Inc.*	1,489	$101,207
Envision Healthcare Corp.*	1,578	96,763
Excelsior Medical Co. Ltd. (Taiwan)*	15,000	22,765
Express Scripts Holding Co.*	9,279	611,579
Fleury SA (Brazil)	1,000	13,512
Fresenius Medical Care AG & Co. KGaA (Germany)	3,053	257,434
Fresenius SE & Co. KGaA (Germany)	4,358	350,193
Golden Meditech Holdings Ltd. (Hong Kong)*	360,686	58,494
Harmonicare Medical Holdings Ltd. (China), 144A	20,000	10,506
HealthSouth Corp.	1,002	42,896
Henry Schein, Inc.*(a)	465	79,036
Humana, Inc.	1,365	281,381
IHH Healthcare Bhd (Malaysia)	99,400	134,750
iKang Healthcare Group, Inc. (China), ADR*	500	7,300
KPJ Healthcare Bhd (Malaysia)	17,250	15,787
Laboratory Corp. of America Holdings*	874	125,393
Ladprao General Hospital PCL (Thailand)	15,500	4,218
Life Healthcare Group Holdings Ltd. (South Africa)	11,400	24,574
LifePoint Health, Inc.*	1,304	85,412
Magellan Health, Inc.*	1,044	72,088
McKesson Corp.	2,415	358,048
Mediclinic International PLC (South Africa)	12,051	107,077
Medipal Holdings Corp. (Japan)	7,900	124,126
MEDNAX, Inc.*(a)	882	61,193
Miraca Holdings, Inc. (Japan)	1,600	73,466
Mitra Keluarga Karyasehat Tbk PT (Indonesia)	40,400	8,004
Molina Healthcare, Inc.*	585	26,676
Netcare Ltd. (South Africa)	31,696	60,473
NichiiGakkan Co. Ltd. (Japan)	3,800	28,865
Odontoprev SA (Brazil)	2,200	7,927
Orpea (France)	1,476	141,632
Owens & Minor, Inc.	446	15,432
Patterson Cos., Inc.(a)	535	24,198
Pharmaniaga Bhd (Malaysia)	2,500	2,762
Primary Health Care Ltd. (Australia)	25,272	68,922
Qualicorp SA (Brazil)	4,000	25,375
Quest Diagnostics, Inc.	756	74,232
Ramsay Health Care Ltd. (Australia)	960	51,247
Rhoen-Klinikum AG (Germany)	1,649	44,981
Ryman Healthcare Ltd. (New Zealand)	15,305	90,187
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	47,200	123,646
Ship Healthcare Holdings, Inc. (Japan)	1,900	50,748
Sienna Senior Living, Inc. (Canada)	5,800	75,539
Sigma Pharmaceuticals Ltd. (Australia)	22,696	22,356
Siloam International Hospitals Tbk PT (Indonesia)*	7,900	8,300
Sinopharm Group Co. Ltd. (China) (Class H Stock)	138,800	644,375
Sonic Healthcare Ltd. (Australia)	5,187	87,632
Suzuken Co. Ltd. (Japan)	4,250	139,660
Thai Nakarin Hospital PCL (Thailand)	13,400	13,844
TMC Life Sciences Bhd (Malaysia)	22,200	4,715
Toho Holdings Co. Ltd. (Japan)	2,900	60,863

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
UDG Healthcare PLC (Ireland)	4,169	$36,607
UnitedHealth Group, Inc.	8,185	1,342,422
Universal Health International Group Holding Ltd. (China)	352,000	12,455
Universal Health Services, Inc. (Class B Stock)	1,024	127,437
Universal Medical Financial & Technical Advisory Services Co. Ltd. (Hong Kong), 144A	88,500	80,312
VCA, Inc.*	420	38,430
Vibhavadi Medical Center PCL (Thailand)	188,700	16,255
WellCare Health Plans, Inc.*	397	55,663

		9,137,349

Health Care Technology — 0.0%
AGFA-Gevaert NV (Belgium)*	3,516	17,180
Allscripts Healthcare Solutions, Inc.*	3,375	42,795
Cerner Corp.*	1,593	93,748
HMS Holdings Corp.*	1,582	32,162
Quality Systems, Inc.*	803	12,238

		198,123

Hotels, Restaurants & Leisure — 0.3%
Ajisen China Holdings Ltd. (Hong Kong)	74,000	28,491
AmRest Holdings SE (Poland)*	282	24,672
Aramark	2,871	105,854
Aristocrat Leisure Ltd. (Australia)	4,957	68,042
Autogrill SpA (Italy)	6,828	67,781
Berjaya Sports Toto Bhd (Malaysia)	29,177	19,190
Betsson AB (Sweden)*	5,824	50,677
BJ’s Restaurants, Inc.*	851	34,380
Bloomin’ Brands, Inc.	2,568	50,667
Bob Evans Farms, Inc.	540	35,030
Carnival Corp.	9,744	574,019
Carnival PLC, ADR	7,671	444,074
Central Plaza Hotel PCL (Thailand)	19,900	20,559
Cheesecake Factory, Inc. (The)	544	34,468
China Lodging Group Ltd. (China), ADR*	1,000	62,049
Chipotle Mexican Grill, Inc.*(a)	227	101,133
Compass Group PLC (United Kingdom)	18,699	353,040
Cracker Barrel Old Country Store, Inc.(a)	362	57,649
CVC Brasil Operadora e Agencia de Viagens SA (Brazil)	1,500	13,823
Darden Restaurants, Inc.	1,421	118,895
Doutor Nichires Holdings Co. Ltd. (Japan)	2,500	48,955
DXB Entertainments PJSC (United Arab Emirates)*	587,451	162,970
Emperor Entertainment Hotel Ltd. (Hong Kong)	55,000	12,675
Erawan Group PCL (The) (Thailand)	97,900	12,992
Gourmet Master Co. Ltd. (Taiwan)*	3,150	29,791
Greene King PLC (United Kingdom)	12,610	110,691
Haichang Ocean Park Holdings Ltd. (China), 144A*	98,000	21,831
HIS Co. Ltd. (Japan)	1,600	37,503
Holiday Entertainment Co. Ltd. (Taiwan)*	2,000	3,540
Hoteles City Express SAB de CV (Mexico)*	24,000	24,869
Huangshan Tourism Development Co. Ltd. (China) (Class B Stock)	4,900	7,428

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
ILG, Inc.	1,961	$41,103
Imperial Pacific International Holdings Ltd. (Hong Kong)*	980,000	17,027
International Game Technology PLC	3,475	82,358
International Meal Co. Alimentacao SA (Brazil)*	6,100	13,055
Jollibee Foods Corp. (Philippines)	8,830	34,746
Kangwon Land, Inc. (South Korea)	2,480	84,769
Kappa Create Co. Ltd. (Japan)*	6,200	68,847
Kura Corp. (Japan)	1,200	50,258
Magnum Bhd (Malaysia)	71,900	34,603
Matsuya Foods Co. Ltd. (Japan)	3,900	145,384
McDonald’s Corp.	5,480	710,263
Melco International Development Ltd. (Hong Kong)	9,000	15,895
Melia Hotels International SA (Spain)	9,725	133,725
Minor International PCL (Thailand)	68,950	73,741
MK Restaurants Group PCL (Thailand)	16,300	29,529
Oriental Land Co. Ltd. (Japan)	1,400	80,479
OUE Ltd. (Singapore)	119,400	182,658
Panera Bread Co. (Class A Stock)*(a)	198	51,850
Papa John’s International, Inc.	299	23,932
Plenus Co. Ltd. (Japan)	6,700	148,620
Rank Group PLC (United Kingdom)	21,437	56,235
Resorttrust, Inc. (Japan)	2,900	51,140
Round One Corp. (Japan)	38,800	308,487
Saizeriya Co. Ltd. (Japan)	4,000	100,432
Scandic Hotels Group AB (Sweden), 144A*	11,423	120,164
Shanghai Jinjiang International Hotels Development Co. Ltd. (China) (Class B Stock)	7,100	15,556
Shanghai Jinjiang International Travel Co. Ltd. (China) (Class B Stock)	4,000	11,720
Shangri-La Asia Ltd. (Hong Kong)	150,000	218,425
Six Flags Entertainment Corp.	380	22,606
Sodexo SA (France)	1,505	176,833
Star Entertainment Group Ltd. (The) (Australia)	22,358	93,415
Starbucks Corp.	8,940	522,007
Sun International Ltd. (South Africa)	4,401	24,955
Tatts Group Ltd. (Australia)	29,023	98,208
Texas Roadhouse, Inc.	1,115	49,651
Tokyo Dome Corp. (Japan)	4,500	41,840
Travellers International Hotel Group, Inc. (Philippines)	58,000	3,699
Tsogo Sun Holdings Ltd. (South Africa)	25,213	51,802
Tuniu Corp. (China), ADR*	900	7,884
WATAMI Co. Ltd. (Japan)	5,300	59,424
Wendy’s Co. (The)(a)	3,836	52,208
William Hill PLC (United Kingdom)	20,787	75,806
Wowprime Corp. (Taiwan)*	2,030	9,368
Wyndham Worldwide Corp.	1,338	112,780
Xiabuxiabu Catering Management China Holdings Co. Ltd. (China), 144A	30,000	22,434
Yum China Holdings, Inc.*	13,800	375,360
Yum! Brands, Inc.	984	62,878
Zeal Network SE (Germany)	5,756	162,560

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Zensho Holdings Co. Ltd. (Japan)	2,400	$40,276

		7,708,733

Household Durables — 0.2%
Ability Enterprise Co. Ltd. (Taiwan)	64,994	40,161
Alpine Electronics, Inc. (Japan)	3,600	51,811
Amica SA (Poland)	153	7,338
AmTRAN Technology Co. Ltd. (Taiwan)*	52,000	37,888
Arcelik A/S (Turkey)	10,351	64,575
Basso Industry Corp. (Taiwan)	3,600	10,940
Bellway PLC (United Kingdom)	8,236	279,058
Bonava AB (Sweden) (Class B Stock)	13,148	192,133
Breville Group Ltd. (Australia)	2,540	20,046
Casio Computer Co. Ltd. (Japan)	6,100	85,046
Cleanup Corp. (Japan)	1,700	12,517
Consorcio ARA SAB de CV (Mexico)	65,300	20,648
Corpovael SA de CV (Mexico)	7,000	3,346
Coway Co. Ltd. (South Korea)	827	71,198
Crest Nicholson Holdings PLC (United Kingdom)	31,893	216,654
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Brazil)	13,900	59,186
De’ Longhi SpA (Italy)	1,932	56,173
Direcional Engenharia SA (Brazil)	6,900	12,453
Dorel Industries, Inc. (Canada) (Class B Stock)	1,700	40,549
Electrolux AB (Sweden) (Class B Stock)	3,256	90,393
Even Construtora e Incorporadora SA (Brazil)	15,700	22,818
Ez Tec Empreendimentos e Participacoes SA (Brazil)	4,202	25,664
Fabryki Mebli Forte SA (Poland)	403	8,331
Forbo Holding AG (Switzerland)*	96	146,825
Foster Electric Co. Ltd. (Japan)	1,900	32,615
Funai Electric Co. Ltd. (Japan)	12,100	102,956
Gafisa SA (Brazil)	1,787	15,623
Garmin Ltd.	1,008	51,519
GUD Holdings Ltd. (Australia)	10,957	99,096
Helen of Troy Ltd.*	832	78,374
Hisense Kelon Electrical Holdings Co. Ltd. (China) (Class H Stock)	21,000	30,835
Husqvarna AB (Sweden) (Class B Stock)	9,901	86,809
JM AB (Sweden)	17,204	543,285
JVC Kenwood Corp. (Japan)	55,000	143,514
Kasen International Holdings Ltd. (China)*	186,000	32,777
Kinpo Electronics (Taiwan)	171,000	66,800
Konka Group Co. Ltd. (China) (Class B Stock)*	46,200	16,234
Leggett & Platt, Inc.	771	38,797
LG Electronics, Inc. (South Korea)	4,586	278,597
Metall Zug AG (Switzerland) (Class B Stock).	39	155,680
Misawa Homes Co. Ltd. (Japan)	5,800	54,172
MRV Engenharia e Participacoes SA (Brazil)	12,600	57,997
Nikon Corp. (Japan)	10,300	149,678
NVR, Inc.*	74	155,909
PanaHome Corp. (Japan)	7,000	64,254
Panasonic Corp. (Japan)	39,300	444,766
PIK Group PJSC (Russia)*	6,300	33,190

	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
Redrow PLC (United Kingdom)	43,097	$275,553
Rinnai Corp. (Japan)	700	55,763
Sampo Corp. (Taiwan)*	59,000	37,435
Sangetsu Corp. (Japan)	6,900	115,628
SEB SA (France)	569	79,476
Sekisui Chemical Co. Ltd. (Japan)	8,000	134,864
Sekisui House Ltd. (Japan)	17,500	288,554
Socovesa SA (Chile)	91,237	37,331
Steinhoff International Holdings NV (South Africa)	180,298	862,479
Sumitomo Forestry Co. Ltd. (Japan)	6,000	91,452
Taiwan Sakura Corp. (Taiwan)	12,800	15,242
Tamron Co. Ltd. (Japan)	2,400	43,474
Token Corp. (Japan)	540	42,449
Tsann Kuen China Enterprise Co. Ltd. (China) (Class B Stock)*	10,900	9,220
Vestel Elektronik Sanayi ve Ticaret A/S (Turkey)*	2,257	4,319
Wuxi Little Swan Co. Ltd. (China) (Class B Stock)*	19,700	78,556
Zeng Hsing Industrial Co. Ltd. (Taiwan)	4,000	20,561

		6,501,584

Household Products — 0.2%
Church & Dwight Co., Inc.	2,555	127,418
Clorox Co. (The)	60	8,090
Earth Chemical Co. Ltd. (Japan)	4,100	220,731
Henkel AG & Co. KGaA (Germany)	1,440	160,140
HRG Group, Inc.*	2,717	52,492
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	19,300	41,904
NVC Lighting Holding Ltd. (China)	471,000	57,581
Pigeon Corp. (Japan)	800	25,669
Procter & Gamble Co. (The)	28,572	2,567,194
PZ Cussons PLC (United Kingdom)	13,379	53,857
Reckitt Benckiser Group PLC (United Kingdom)	5,730	523,100
Spectrum Brands Holdings, Inc.(a)	414	57,550
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	10,378	334,445
Unicharm Corp. (Japan)	2,100	50,468
Unilever Indonesia Tbk PT (Indonesia)	2,700	8,779
Vinda International Holdings Ltd. (Hong Kong)	16,000	30,686

		4,320,104

Independent Power & Renewable Electricity Producers — 0.1%
Aboitiz Power Corp. (Philippines)	76,700	63,790
AES Corp.	10,723	119,883
AES Gener SA (Chile)	164,883	66,628
AES Tiete Energia SA (Brazil), UTS	3,400	14,868
Calpine Corp.*	6,507	71,902
China Datang Corp. Renewable Power Co. Ltd. (China) (Class H Stock)*	509,000	52,402
China Resources Power Holdings Co. Ltd. (China)	218,000	393,555
CK Power PCL (Thailand)	173,800	16,286
Colbun SA (Chile)	600,606	133,442

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Independent Power & Renewable Electricity Producers (cont’d.)
Datang International Power Generation Co. Ltd. (China) (Class H Stock)	184,000	$55,431
EDP Renovaveis SA (Spain)	10,208	75,436
Electric Power Development Co. Ltd. (Japan)	5,000	117,495
Electricity Generating PCL (Thailand)	23,400	145,729
Enel Generacion Chile SA (Chile)	202,456	152,337
Engie Brasil Energia SA (Brazil)	3,300	37,326
ERG SpA (Italy)	5,497	69,210
Global Power Synergy Co. Ltd. (Thailand) (Class F Stock)	31,200	30,644
Glow Energy PCL (Thailand)	28,100	67,465
Guangdong Electric Power Development Co. Ltd. (China) (Class B Stock)	89,320	41,955
Haitian Energy International Ltd. (China)*	144,000	5,004
Huadian Energy Co. Ltd. (China) (Class B Stock)*	81,800	41,391
Huaneng Power International, Inc. (China) (Class H Stock)	312,000	208,459
OGK-2 PJSC (Russia)	5,465,000	43,804
Phinma Energy Corp. (Philippines)	225,000	9,910
Ratchaburi Electricity Generating Holding PCL (Thailand)	50,300	73,556
Shanghai Lingyun Industries Development Co. Ltd. (China) (Class B Stock)*	2,500	2,253
SPCG PCL (Thailand)	36,100	22,377
Superblock PCL (Thailand)*	398,600	15,776
Taiwan Cogeneration Corp. (Taiwan)	24,000	18,545
Thai Solar Energy PCL (Thailand) (Class F Stock)	48,000	7,822
Uniper SE (Germany)*	8,948	150,386
Unipro PJSC (Russia)*	12,000	569

		2,325,636

Industrial Conglomerates — 0.6%
3M Co.	4,758	910,348
Aamal Co. (Qatar)	13,414	52,948
Aboitiz Equity Ventures, Inc. (Philippines)	78,820	116,931
Alarko Holding A/S (Turkey)	11,927	17,535
Allied Electronics Corp. Ltd. (South Africa) (Class N Stock)*	9,825	7,257
AntarChile SA (Chile)	14,339	166,234
Beijing Enterprises Holdings Ltd. (China)	54,000	279,497
Berjaya Corp. Bhd (Malaysia)*	513,558	44,061
Berli Jucker PCL (Thailand), NVDR	25,900	35,057
Bidvest Group Ltd. (The) (South Africa)	10,343	118,552
Boustead Holdings Bhd (Malaysia)	105,180	65,823
Carlisle Cos., Inc.	1,184	125,989
Chongqing Machinery & Electric Co. Ltd. (China) (Class H Stock)	240,000	30,290
CITIC Ltd. (China)	945,000	1,348,662
CJ Corp. (South Korea)	555	86,350
CK Hutchison Holdings Ltd. (Hong Kong)	72,000	886,459
DCC PLC (United Kingdom)	1,024	90,145
DMCI Holdings, Inc. (Philippines)	251,350	57,093
Dogan Sirketler Grubu Holding A/S (Turkey)*	51,464	9,620
Enka Insaat ve Sanayi A/S (Turkey)	57,753	96,918
Far Eastern New Century Corp. (Taiwan)	509,680	441,896

	Shares	Value
COMMON STOCKS (Continued)
Industrial Conglomerates (cont’d.)
General Electric Co.	104,908	$3,126,258
Grupo KUO SAB De CV (Mexico) (Class B Stock)	6,700	14,028
HAP Seng Consolidated Bhd (Malaysia)	14,600	29,645
Honeywell International, Inc.	7,391	922,914
Hong Leong Industries Bhd (Malaysia)	6,500	13,760
Hopewell Holdings Ltd. (Hong Kong)	64,500	242,458
Hosken Consolidated Investments Ltd. (South Africa)	1,524	16,132
Industries Qatar QSC (Qatar)	7,094	215,146
Italmobiliare SpA (Italy)	398	22,160
Jardine Matheson Holdings Ltd. (Hong Kong)	4,818	309,557
Jardine Strategic Holdings Ltd. (Hong Kong)	4,532	190,344
JG Summit Holdings, Inc. (Philippines)	116,730	189,268
KAP Industrial Holdings Ltd. (South Africa)	27,568	18,352
KOC Holding A/S (Turkey)	53,482	225,928
Kombassan Holdings A/S (Turkey)*	13,035	5,631
Koninklijke Philips NV (Netherlands)	14,426	463,426
LG Corp. (South Korea)	4,270	268,212
LT Group, Inc. (Philippines)	160,600	51,275
Mannai Corp. QSC (Qatar)*	353	7,756
NWS Holdings Ltd. (Hong Kong)	75,000	136,930
Quinenco SA (Chile)	37,460	98,380
Reunert Ltd. (South Africa)	1,952	10,475
Roper Technologies, Inc.	1,142	235,812
San Miguel Corp. (Philippines)	56,730	117,575
Seibu Holdings, Inc. (Japan)	7,200	119,101
Siemens AG (Germany)	12,123	1,660,519
Sigdo Koppers SA (Chile)	14,164	19,318
Sime Darby Bhd (Malaysia)	118,900	249,160
SK Holdings Co. Ltd. (South Korea)	946	206,042
SM Investments Corp. (Philippines)	16,690	231,780
Smiths Group PLC (United Kingdom)	6,409	130,221
Top Frontier Investment Holdings, Inc. (Philippines)*	1,120	6,116
Toshiba Corp. (Japan)*	82,000	176,753
Turkiye Sise ve Cam Fabrikalari A/S (Turkey)	51,158	58,723
Yazicilar Holding A/S (Turkey) (Class A Stock)	7,470	41,552

		14,818,372

Insurance — 0.8%
Admiral Group PLC (United Kingdom)	4,300	107,143
Aflac, Inc.	6,306	456,681
AIA Group Ltd. (Hong Kong)	142,600	900,085
Alleghany Corp.*	486	298,725
Allianz SE (Germany)	11,103	2,059,017
Allied World Assurance Co. Holdings AG	1,458	77,420
Allstate Corp. (The)	6,235	508,090
American Financial Group, Inc.	1,707	162,882
AmTrust Financial Services, Inc.(a)	3,148	58,112
Aon PLC	2,084	247,350
Arch Capital Group Ltd.*	1,332	126,234
Argo Group International Holdings Ltd.	1,731	117,362
Arthur J Gallagher & Co.	994	56,201
Aspen Insurance Holdings Ltd. (Bermuda)	2,864	149,071
Assicurazioni Generali SpA (Italy)	37,757	599,060

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Assurant, Inc.	1,401	$134,034
Axis Capital Holdings Ltd.	1,695	113,616
BB Seguridade Participacoes SA (Brazil)	11,700	109,578
Beazley PLC (United Kingdom)	19,299	103,340
Brown & Brown, Inc.	1,414	58,992
Cathay Financial Holding Co. Ltd. (Taiwan)	668,000	1,072,203
China Life Insurance Co. Ltd. (Taiwan)	282,000	278,871
China Reinsurance Group Corp. (China) (Class H Stock)	1,379,000	317,742
Chubb Ltd.	6,398	871,728
Cincinnati Financial Corp.	1,789	129,291
Dhipaya Insurance PCL (Thailand)	13,800	18,875
Dongbu Insurance Co. Ltd. (South Korea)	2,080	119,065
Euler Hermes Group (France)	1,591	146,102
Everest Re Group Ltd.	908	212,299
Fairfax Financial Holdings Ltd. (Canada)	500	227,544
Fanhua, Inc. (China), ADR*	6,000	51,780
First American Financial Corp.	2,215	87,005
FNF Group(a)	4,789	186,484
FPC Par Corretora de Seguros SA (Brazil)	1,100	6,237
Gjensidige Forsikring ASA (Norway)	3,180	48,444
Great Eastern Holdings Ltd. (Singapore)	2,000	30,515
Great-West Lifeco, Inc. (Canada)	6,800	188,427
Grupo Catalana Occidente SA (Spain)*	2,562	90,897
Hannover Rueck SE (Germany)	1,601	184,486
Hanover Insurance Group, Inc. (The)	1,342	120,861
Hanwha Life Insurance Co. Ltd. (South Korea)	21,652	116,940
Hartford Financial Services Group, Inc. (The)	5,210	250,445
Hiscox Ltd. (United Kingdom)	10,993	150,682
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	3,631	113,648
Insurance Australia Group Ltd. (Australia)	44,331	204,837
Intact Financial Corp. (Canada)	1,900	135,130
Japan Post Holdings Co. Ltd. (Japan)	24,200	304,318
KB Insurance Co. Ltd. (South Korea)	4,447	107,347
Kemper Corp.	2,112	84,269
Korean Reinsurance Co. (South Korea)	9,661	100,217
Lancashire Holdings Ltd. (United Kingdom)	12,114	102,084
Liberty Holdings Ltd. (South Africa)	5,446	43,803
Loews Corp.	7,139	333,891
Long Bon International Co. Ltd. (Taiwan)	47,000	25,247
LPI Capital Bhd (Malaysia)	6,700	25,732
Markel Corp.*	293	285,927
Marsh & McLennan Cos., Inc.	3,683	272,137
Mercuries & Associates Holding Ltd. (Taiwan)	49,450	41,225
Mercuries Life Insurance Co. Ltd. (Taiwan)*	170,840	93,471
Mercury General Corp.	1,354	82,580
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	4,858	950,968
NN Group NV (Netherlands)	12,206	396,417
Old Republic International Corp.	5,655	115,814
Panin Financial Tbk PT (Indonesia)*	1,534,700	24,419
Porto Seguro SA (Brazil)	4,700	43,238
Poste Italiane SpA (Italy), 144A	15,203	101,265
Power Corp. of Canada (Canada)	9,500	223,168
Power Financial Corp. (Canada)	5,700	150,746

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Powszechny Zaklad Ubezpieczen SA (Poland)	23,529	$206,338
Primerica, Inc.(a)	1,120	92,064
ProAssurance Corp.	3,112	187,498
Progressive Corp. (The)	5,864	229,752
Qualitas Controladora SAB de CV (Mexico)	10,400	17,015
Rand Merchant Investment Holdings Ltd. (South Africa)	19,503	59,997
Reinsurance Group of America, Inc.	1,215	154,281
RenaissanceRe Holdings Ltd. (Bermuda)	866	125,267
RSA Insurance Group PLC (United Kingdom)	26,336	193,409
Saga PLC (United Kingdom)	35,882	91,221
Sampo OYJ (Finland) (Class A Stock)	5,064	240,291
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	1,002	240,234
Samsung Life Insurance Co. Ltd. (South Korea)	2,705	262,406
Santam Ltd. (South Africa)	448	8,487
SCOR SE (France)	6,966	263,267
Shin Kong Financial Holding Co. Ltd. (Taiwan)*	1,304,727	380,479
Shinkong Insurance Co. Ltd. (Taiwan)*	38,000	32,056
Societa Cattolica di Assicurazioni SCRL (Italy)	47,842	382,835
Sony Financial Holdings, Inc. (Japan)	5,400	86,722
Stewart Information Services Corp.	1,044	46,124
Sul America SA (Brazil), UTS(g)	13,303	70,964
Swiss Re AG (Switzerland)	12,196	1,095,397
Syarikat Takaful Malaysia Bhd (Malaysia)	11,600	10,404
Talanx AG (Germany)	2,031	71,607
Thaire Life Assurance PCL (Thailand) (Class F Stock)	80,100	20,163
Third Point Reinsurance Ltd. (Bermuda)*	3,991	48,291
Topdanmark A/S (Denmark)*	1,957	49,627
Torchmark Corp.	1,312	101,076
Travelers Cos., Inc. (The)	4,667	562,560
Tryg A/S (Denmark)	2,727	49,444
UnipolSai Assicurazioni SpA (Italy)	28,220	62,336
UNIQA Insurance Group AG (Austria)	12,769	99,086
Validus Holdings Ltd.	2,438	137,479
Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	1,829	44,252
W.R. Berkley Corp.	1,238	87,440
Willis Towers Watson PLC	1,060	138,743
XL Group Ltd. (Bermuda)	7,732	308,198

		21,968,624

Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.*	1,003	889,200
ASKUL Corp. (Japan)	700	20,560
B2W Cia Digital (Brazil)*	1,700	6,706
Ctrip.com International Ltd. (China), ADR*(a)	11,100	545,565
HSN, Inc.	631	23,410
JD.com, Inc. (China), ADR*	12,300	382,653
Lands’ End, Inc.*(a)	1,232	26,426

Liberty Interactive Corp. QVC Group (Class A Stock)*	10,327	206,747

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet & Direct Marketing Retail (cont’d.)
momo.com, Inc. (Taiwan)	1,000	$7,117
Takkt AG (Germany)	4,751	110,177

		2,218,561

Internet Software & Services — 0.7%
Addcn Technology Co. Ltd. (Taiwan)*	1,032	7,580
Akamai Technologies, Inc.*	1,150	68,655
Alibaba Group Holding Ltd. (China), ADR*(a)	32,300	3,482,909
Alphabet, Inc. (Class A Stock)*	2,301	1,950,788
Alphabet, Inc. (Class C Stock)*	2,266	1,879,783
Autohome, Inc. (China), ADR*	2,700	85,779
Baidu, Inc. (China), ADR*	10,500	1,811,459
Blucora, Inc.*	4,264	73,767
carsales.com Ltd. (Australia)	6,253	53,331
Cimpress NV (Netherlands)*(a)	595	51,283
Criteo SA (France), ADR*(a)	1,093	54,639
eBay, Inc.*	13,659	458,533
Facebook, Inc. (Class A Stock)*	25,535	3,627,247
Gree, Inc. (Japan)	26,200	165,509
j2 Global, Inc.	1,051	88,189
Kakaku.com, Inc. (Japan)	2,200	30,033
Liquidity Services, Inc.*	762	6,096
Mail.Ru Group Ltd. (Russia), GDR, RegS*	7,046	155,646
NAVER Corp. (South Korea)	234	178,931
NetEase, Inc. (China), ADR	2,900	823,600
NIC, Inc.	1,542	31,148
Renren, Inc. (China), ADR*	3,020	23,556
Sohu.com, Inc. (China)*	1,400	55,062
Stamps.com, Inc.*(a)	263	31,126
Tencent Holdings Ltd. (China)	114,200	3,290,047
Tian Ge Interactive Holdings Ltd. (China), 144A*	31,000	24,471
WebMD Health Corp.*	303	15,962
Yahoo Japan Corp. (Japan)	19,500	90,411
Yandex NV (Russia) (Class A Stock)*	5,500	120,615

		18,736,155

IT Services — 0.4%
Accenture PLC (Class A Stock)	4,864	583,096
AGTech Holdings Ltd. (Hong Kong)*	48,000	9,336
Alliance Data Systems Corp.	1,017	253,233
Alten SA (France)	344	26,370
Amadeus IT Group SA (Spain) (Class A Stock)	4,121	208,806
Amdocs Ltd.	2,532	154,427
Atea ASA (Norway)*	10,033	118,167
Atos SE (France)	2,096	259,026
Automatic Data Processing, Inc.	2,592	265,395
Bechtle AG (Germany)	807	87,579
Blackhawk Network Holdings, Inc.*	1,255	50,953
Booz Allen Hamilton Holding Corp.	1,544	54,642
Broadridge Financial Solutions, Inc.	1,394	94,722
CACI International, Inc. (Class A Stock)*	665	78,005
Cardtronics PLC (Class A Stock)*	943	44,085
CGI Group, Inc. (Canada) (Class A Stock)*	4,700	225,201
China Public Procurement Ltd. (Hong Kong)*	1,008,000	5,842
Cielo SA (Brazil)	21,924	198,749

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Computershare Ltd. (Australia)	8,107	$87,068
Conduent, Inc.*	3,157	52,974
Convergys Corp.	3,153	66,686
CoreLogic, Inc.*	1,445	58,840
CSRA, Inc.	908	26,595
DH Corp. (Canada)	3,400	64,531
DST Systems, Inc.	523	64,068
DTS Corp. (Japan)	5,700	142,908
EOH Holdings Ltd. (South Africa)	817	8,436
ExlService Holdings, Inc.*	797	37,746
Fidelity National Information Services, Inc.	3,688	293,639
Fiserv, Inc.*	1,732	199,717
Forrester Research, Inc.	1,005	39,949
Forth Smart Service PCL (Thailand)	21,000	11,182
Genpact Ltd.	2,499	61,875
Global Payments, Inc.	1,594	128,604
Indra Sistemas SA (Spain)*	2,446	31,182
Ines Corp. (Japan)	10,700	103,584
International Business Machines Corp.	8,989	1,565,344
InterXion Holding NV (Netherlands)*	1,507	59,617
IRESS Ltd. (Australia)	7,146	63,937
Itochu Techno-Solutions Corp. (Japan)	1,800	53,118
Jack Henry & Associates, Inc.	581	54,091
Kanematsu Electronics Ltd. (Japan)	1,000	25,524
Leidos Holdings, Inc.	1,005	51,396
Luxoft Holding, Inc.*	1,300	81,315
Mastercard, Inc. (Class A Stock)	5,083	571,685
Matrix IT Ltd. (Israel)	1,623	15,298
My EG Services Bhd (Malaysia)	45,900	19,182
NEC Networks & System Integration Corp. (Japan)	2,600	50,357
Net 1 UEPS Technologies, Inc. (South Africa)*	4,800	58,704
NET One Systems Co. Ltd. (Japan)	13,100	106,338
Nihon Unisys Ltd. (Japan)	3,700	50,628
Nomura Research Institute Ltd. (Japan)	2,046	75,425
NS Solutions Corp. (Japan)	2,000	43,355
NTT Data Corp. (Japan)	2,400	113,968
Obic Co. Ltd. (Japan)	1,600	76,439
Otsuka Corp. (Japan)	1,300	70,636
Paychex, Inc.	864	50,890
QIWI PLC (Russia), ADR(a)	3,000	51,450
Science Applications International Corp.	779	57,958
SCSK Corp. (Japan)	1,700	67,514
SMS Management & Technology Ltd. (Australia)	9,900	12,516
SONDA SA (Chile)	27,020	46,602
Systex Corp. (Taiwan)	23,000	48,814
Tieto OYJ (Finland)	2,614	71,214
TIS, Inc. (Japan)	5,700	145,649
Total System Services, Inc.	1,924	102,857
Vantiv, Inc. (Class A Stock)*	2,167	138,948
Visa, Inc. (Class A Stock)	17,268	1,534,607
Western Union Co. (The)	6,097	124,074
Wirecard AG (Germany)	2,124	117,478

		9,974,146

Leisure Products — 0.0%
Accell Group (Netherlands)	2,671	73,020

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Leisure Products (cont’d.)
Amer Sports OYJ (Finland)*	2,239	$50,625
American Outdoor Brands Corp.*(a)	1,389	27,516
Bandai Namco Holdings, Inc. (Japan)	3,400	101,917
Daikoku Denki Co. Ltd. (Japan)	1,000	14,928
Goodbaby International Holdings Ltd. (China)	83,000	40,304
Hasbro, Inc.	1,038	103,613
Heiwa Corp. (Japan)	1,800	44,864
KMC Kuei Meng International, Inc. (Taiwan)	4,000	19,641
Mars Engineering Corp. (Japan)	9,000	187,055
Mattel, Inc.	3,910	100,135
Sankyo Co. Ltd. (Japan)	500	16,747
Sega Sammy Holdings, Inc. (Japan)	4,200	56,490
Shanghai Phoenix Enterprise Group Co. Ltd. (China) (Class B Stock)*	4,800	4,978
Shimano, Inc. (Japan)	700	102,528
Sturm Ruger & Co., Inc.(a)	471	25,222
Tomy Co. Ltd. (Japan)	6,300	63,140
Topkey Corp. (Taiwan)*	7,000	24,450
Vista Outdoor, Inc.*	1,689	34,777
Yamaha Corp. (Japan)	2,700	74,695
Zhonglu Co. Ltd. (China) (Class B Stock)	4,400	8,430

		1,175,075

Life Sciences Tools & Services — 0.1%
Bio-Techne Corp.	1,169	118,829
Charles River Laboratories International, Inc.*	649	58,378
CMIC Holdings Co. Ltd. (Japan)	3,700	47,591
Crown Bioscience International (Taiwan)*	5,858	10,036
EPS Holdings, Inc. (Japan)	9,300	130,985
Eurofins Scientific SE (Luxembourg)*	146	63,493
Gerresheimer AG (Germany)	7,420	587,414
ICON PLC*	995	79,321
Illumina, Inc.*	488	83,272
PAREXEL International Corp.*	635	40,075
PerkinElmer, Inc.	741	43,022
QIAGEN NV*	4,658	135,218
Tecan Group AG (Switzerland)	2,390	381,627
Thermo Fisher Scientific, Inc.	3,468	532,685
VWR Corp.*	1,591	44,866
Waters Corp.*	546	85,345

		2,442,157

Machinery — 0.5%
AGCO Corp.	1,418	85,335
Alfa Laval AB (Sweden)	5,419	102,136
Allison Transmission Holdings, Inc	2,998	108,108
Alstom SA (France)*	3,819	114,012
Amada Holdings Co. Ltd. (Japan)	14,700	168,271
ANDRITZ AG (Austria)	784	39,211
Atlas Copco AB (Sweden) (Class A Stock)	4,938	174,060
Atlas Copco AB (Sweden) (Class B Stock)	4,737	150,475
Biesse SpA (Italy)	14,280	387,692
Bobst Group SA (Switzerland)	1,479	136,306
Bucher Industries AG (Switzerland)	1,240	362,452
Cargotec OYJ (Finland) (Class B Stock)	630	31,166
China Conch Venture Holdings Ltd. (China)	145,500	285,824
CKD Corp. (Japan)	3,800	48,178

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
CNH Industrial NV (United Kingdom)	15,313	$147,389
Construcciones y Auxiliar de Ferrocarriles SA (Spain)	8,496	324,736
CSBC Corp. Taiwan (Taiwan)	68,000	31,929
Deere & Co.	2,645	287,935
Deutz AG (Germany)	2,987	20,590
DMG Mori Co. Ltd. (Japan)	8,400	131,706
Donaldson Co., Inc.	1,801	81,982
Duerr AG (Germany)	2,834	252,894
EVA Precision Industrial Holdings Ltd. (Hong Kong)	182,000	29,533
FANUC Corp. (Japan)	2,000	411,743
Fenner PLC (United Kingdom)	34,323	125,508
Fortive Corp.	3,036	182,828
Fujitec Co. Ltd. (Japan)	4,000	44,080
Georg Fischer AG (Switzerland)	679	617,352
Glory Ltd. (Japan)	4,100	134,804
Grupo Rotoplas SAB de CV (Mexico)	6,800	8,354
Haitian International Holdings Ltd. (China)	33,000	76,826
Hillenbrand, Inc.	3,128	112,139
Hoshizaki Corp. (Japan)	900	71,138
Hsin Yung Chien Co. Ltd. (Taiwan)	1,000	2,537
Huangshi Dongbei Electrical Appliance Co. Ltd. (China) (Class B Stock)*	7,400	13,105
Illinois Tool Works, Inc.	2,561	339,256
Interpump Group SpA (Italy)	20,807	483,492
Iochpe Maxion SA (Brazil)*	3,300	17,498
Kama Co. Ltd. (China) (Class B Stock)*	11,000	11,044
Kardex AG (Switzerland)*	4,033	394,098
Kato Works Co. Ltd. (Japan)	1,300	32,260
Kepler Weber SA (Brazil)	1,500	10,963
King Slide Works Co. Ltd. (Taiwan)	2,000	28,685
Koenig & Bauer AG (Germany)	3,637	227,819
Komax Holding AG (Switzerland)	97	23,568
Kone OYJ (Finland) (Class B Stock)	2,419	106,263
Krones AG (Germany)	800	89,706
Kurita Water Industries Ltd. (Japan)	4,000	97,130
Kyokuto Kaihatsu Kogyo Co. Ltd. (Japan)	11,600	193,313
Lincoln Electric Holdings, Inc.	1,018	88,423
Makino Milling Machine Co. Ltd. (Japan)	24,000	208,541
Makita Corp. (Japan)	4,400	154,316
MAN SE (Germany)	728	75,041
Max Co. Ltd. (Japan)	7,000	92,900
Mirle Automation Corp. (Taiwan)	1,550	2,116
Mitsui Engineering & Shipbuilding Co. Ltd. (Japan)	24,000	37,259
Mueller Industries, Inc.	3,328	113,917
Nak Sealing Technologies Corp. (Taiwan)	3,000	7,959
Namura Shipbuilding Co. Ltd. (Japan)	4,600	27,513
Nitta Corp. (Japan)	1,900	53,123
NTN Corp. (Japan)	5,000	24,963
Oiles Corp. (Japan)	5,560	102,948
Pfeiffer Vacuum Technology AG (Germany)	565	71,111
Pro Hawk Corp. (Taiwan)*	1,000	5,390
Rechi Precision Co. Ltd. (Taiwan)*	18,360	19,967
Rieter Holding AG (Switzerland)*	662	139,167
Rotork PLC (United Kingdom)	16,105	49,091
Ryobi Ltd. (Japan)	8,000	34,867
San Shing Fastech Corp. (Taiwan)*	5,000	8,749

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Schindler Holding AG (Switzerland), (XBRN)	139	$26,888
Shang Gong Group Co. Ltd. (China) (Class B Stock)*	4,400	4,492
Shanghai Diesel Engine Co. Ltd. (China) (Class B Stock)	13,200	10,745
Shanghai Highly Group Co. Ltd. (China) (Class B Stock)	14,900	11,622
Shanghai Lingang Holdings Corp. Ltd. (China) (Class B Stock)*	24,600	34,932
Shanghai Mechanical and Electrical Industry Co. Ltd. (China) (Class B Stock)*	11,800	24,780
Shanghai Zhenhua Heavy Industries Co. Ltd. (China) (Class B Stock)*	56,400	29,328
Shin Zu Shing Co. Ltd. (Taiwan)	11,000	31,102
Shinmaywa Industries Ltd. (Japan)	34,000	325,692
Sinmag Equipment Corp. (Taiwan)	2,000	9,168
Sinotruk Hong Kong Ltd. (China)	120,000	90,104
Sintokogio Ltd. (Japan)	15,700	136,889
SKF AB (Sweden) (Class B Stock)(a)	8,341	164,948
SKP Resources Bhd (Malaysia)	18,600	5,339
SMC Corp. (Japan)	900	266,818
Snap-on, Inc.	795	134,093
Spirax-Sarco Engineering PLC (United Kingdom)	12,558	750,718
Stanley Black & Decker, Inc.	1,794	238,369
Star Micronics Co. Ltd. (Japan)	8,600	132,052
Sulzer AG (Switzerland)	146	15,272
Sunonwealth Electric Machine Industry Co. Ltd. (Taiwan)*	9,000	8,914
Syncmold Enterprise Corp. (Taiwan)*	10,000	22,075
Tong-Tai Machine & Tool Co. Ltd. (Taiwan)	20,240	14,540
Toro Co. (The)	1,367	85,383
Toshiba Machine Co. Ltd. (Japan)	15,000	60,932
Tsubakimoto Chain Co. (Japan)	1,000	8,367
Tsugami Corp. (Japan)	14,000	93,138
Valmet OYJ (Finland)	6,627	102,871
Vesuvius PLC (United Kingdom)	35,012	228,099
Vossloh AG (Germany)	1,276	81,147
WEG SA (Brazil)	13,620	75,788
Wellcall Holdings Bhd (Malaysia)	13,300	6,671
Xylem, Inc.	1,804	90,597
Yangzijiang Shipbuilding Holdings Ltd. (China)	351,800	284,024
Yungtay Engineering Co. Ltd. (Taiwan)*	25,000	43,352

		12,324,039

Marine — 0.1%
Chu Kong Shipping Enterprises Group Co. Ltd. (China)	62,000	15,806
Cia Sud Americana de Vapores SA (Chile)* .	2,067,293	75,502
Clarkson PLC (United Kingdom)	2,253	73,413
COSCO Shipping Energy Transportation Co. Ltd. (China) (Class H Stock)	114,000	64,468
Dfds A/S (Denmark)	10,156	557,981
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)*	187,800	87,889
Grindrod Ltd. (South Africa)*	48,859	52,040
Kawasaki Kisen Kaisha Ltd. (Japan)*(a)	41,000	109,301

	Shares	Value
COMMON STOCKS (Continued)
Marine (cont’d.)
Kuehne + Nagel International AG (Switzerland)	388	$54,787
Matson, Inc.	667	21,184
MISC Bhd (Malaysia)	119,000	196,717
Qatar Navigation QSC (Qatar)	5,312	111,510
Seaspan Corp. (Hong Kong)*(a)	5,400	37,421
Sincere Navigation Corp. (Taiwan)	35,000	27,336
Sinotrans Shipping Ltd. (China)	284,000	68,754
SITC International Holdings Co. Ltd. (China)	97,000	66,656
Stolt-Nielsen Ltd. (Norway)	3,470	58,835
Tianjin Tianhai Investment Co. Ltd. (China) (Class B Stock)*	69,500	40,032
Wilh Wilhelmsen ASA (Norway)	15,275	74,855
Wisdom Marine Lines Co. Ltd. (Taiwan)*	48,912	53,197
Yang Ming Marine Transport Corp. (Taiwan)*	35,000	8,062

		1,855,746

Media — 0.6%
Aimia, Inc. (Canada)	6,900	46,697
AirMedia Group, Inc. (China), ADR*	6,000	16,499
AMC Entertainment Holdings, Inc. (Class A Stock)	251	7,894
Asatsu-DK, Inc. (Japan)	19,100	485,801
Asian Pay Television Trust (Singapore), UTS	303,100	100,738
Avex Group Holdings, Inc. (Japan)	4,400	63,711
Axel Springer SE (Germany)	1,141	62,983
BEC World PCL (Thailand)	47,700	24,154
Cable One, Inc.	113	70,565
CBS Corp. (Class B Non-Voting Stock)	3,944	273,556
Cheil Worldwide, Inc. (South Korea)	3,526	59,922
Cinemark Holdings, Inc.	1,110	49,217
Cineplex, Inc. (Canada)	1,400	53,164
Cineworld Group PLC (United Kingdom)	13,648	113,288
Cogeco Communications, Inc. (Canada)	1,400	74,798
Comcast Corp. (Class A Stock)	57,565	2,163,868
Corus Entertainment, Inc. (Canada) (Class B Stock)	5,600	54,996
CyberAgent, Inc. (Japan)	1,500	44,478
Cyfrowy Polsat SA (Poland)*	19,814	120,829
Daiichikosho Co. Ltd. (Japan)	1,400	56,364
Dentsu, Inc. (Japan)	4,700	255,971
Discovery Communications, Inc. (Class A Stock)*(a)	3,514	102,222
Discovery Communications, Inc. (Class C Stock)*	1,905	53,931
Eros International PLC (India)*	1,516	15,615
Eutelsat Communications SA (France)	6,004	133,815
Fuji Media Holdings, Inc. (Japan)	1,900	26,330
Gannett Co., Inc.	4,974	41,682
Grupo Televisa SAB (Mexico), ADR	11,680	302,979
Hakuhodo DY Holdings, Inc. (Japan)	6,000	71,370
Huayi Tencent Entertainment Co. Ltd. (Hong Kong)*	150,000	7,526
IMAX China Holding, Inc. (Hong Kong), 144A*	2,200	11,329
IPSOS (France)	16,980	526,976
JCDecaux SA (France)	2,493	87,561

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
John Wiley & Sons, Inc. (Class A Stock)	1,870	$100,606
Kadokawa Dwango Corp. (Japan)	500	7,184
Kinepolis Group NV (Belgium)*	1,680	85,664
Lagardere SCA (France)	4,156	122,250
Liberty Broadband Corp. (Class C Stock)*	1,001	86,486
Liberty Global PLC LiLAC (United Kingdom) (Class A Stock)*	304	6,761
Liberty Global PLC LiLAC (United Kingdom) (Class C Stock)*	1,120	25,805
Liberty Media Corp.-Liberty Braves (Class A Stock)*	655	15,681
Liberty Media Corp.-Liberty Formula One (Class C Stock)*(a)	2,070	70,691
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	859	33,432
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	5,270	204,371
Madison Square Garden Co. (The) (Class A Stock)*	200	39,942
Major Cineplex Group PCL (Thailand)	21,900	21,669
Mediaset Espana Comunicacion SA (Spain)	46,674	600,969
Megacable Holdings SAB de CV (Mexico), UTS	28,900	112,684
Meredith Corp.(a)	521	33,657
Metropole Television SA (France)	12,496	278,562
MNC Investama Tbk PT (Indonesia)*	1,980,600	18,870
Multiplus SA (Brazil)	500	5,782
Naspers Ltd. (South Africa) (Class N Stock)	6,697	1,153,976
Neo Telemedia Ltd. (Hong Kong)*	476,000	20,221
Nippon Television Holdings, Inc. (Japan)	700	12,106
NOS SGPS SA (Portugal)	39,443	214,918
Omnicom Group, Inc.	1,744	150,350
Pearson PLC (United Kingdom)	26,973	229,994
Plan B Media PCL (Thailand) (Class F Stock)	55,000	9,603
Publicis Groupe SA (France)	3,776	263,642
Quebecor, Inc. (Canada) (Class B Stock)	2,000	61,676
REA Group Ltd. (Australia)	1,518	68,839
Scholastic Corp.	1,134	48,274
Scripps Networks Interactive, Inc. (Class A Stock)	1,552	121,630
SES SA (Luxembourg)	9,105	211,683
Shaw Communications, Inc. (Canada) (Class B Stock)	3,700	76,707
Singapore Press Holdings Ltd. (Singapore)	41,600	105,565
SKY Perfect JSAT Holdings, Inc. (Japan)	14,800	62,758
Sky PLC (United Kingdom)	14,640	179,044
Smiles SA (Brazil)	700	14,183
Southern Cross Media Group Ltd. (Australia)	322,808	345,096
Surya Citra Media Tbk PT (Indonesia)	86,000	17,430
Television Broadcasts Ltd. (Hong Kong)	17,000	68,691
Time Warner, Inc.	9,588	936,843
Time, Inc.	5,535	107,102
Toei Co. Ltd. (Japan)	7,000	59,903
Toho Co. Ltd. (Japan)	2,700	71,664
Tokyo Broadcasting System Holdings, Inc. (Japan)	11,900	213,462
TV Asahi Holdings Corp. (Japan)	6,200	117,478

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Twenty-First Century Fox, Inc. (Class A Stock)	15,618	$505,867
UBM PLC (United Kingdom)	44,800	428,976
VGI Global Media PCL (Thailand)	53,400	7,926
Visi Media Asia Tbk PT (Indonesia)*	386,800	9,869
Vivendi SA (France)	23,147	449,022
Walt Disney Co. (The)	16,245	1,842,021
Woongjin Thinkbig Co. Ltd. (South Korea)*	4,400	35,511
Workpoint Entertainment PCL (Thailand)	7,600	11,888
WPP PLC (United Kingdom)	18,858	413,349

		16,099,162

Metals & Mining — 0.4%
Acacia Mining PLC (United Kingdom)	12,309	69,239
Agnico Eagle Mines Ltd. (Canada)	2,838	120,405
Aichi Steel Corp. (Japan)	2,300	91,605
Alamos Gold, Inc. (Canada) (Class A Stock)	10,121	81,282
Alrosa PJSC (Russia)	147,800	238,903
AMG Advanced Metallurgical Group NV (Netherlands)*	1,532	35,458
Aneka Tambang Persero Tbk PT (Indonesia)*	387,100	21,210
AngloGold Ashanti Ltd. (South Africa), ADR	24,752	266,579
APERAM SA (Luxembourg)	11,493	573,025
ArcelorMittal (Luxembourg)*	45,262	378,667
Asahi Holdings, Inc. (Japan)	4,800	87,015
Aurubis AG (Germany)	9,465	634,655
B2Gold Corp. (Canada)*	31,600	90,058
Barrick Gold Corp. (Canada)	16,700	317,210
Bekaert SA (Belgium)	9,500	463,905
Bengang Steel Plates Co. Ltd. (China) (Class B Stock)*	18,400	6,772
BlueScope Steel Ltd. (Australia)	58,740	550,672
Centamin PLC (United Kingdom)	37,681	81,514
Centerra Gold, Inc. (Canada)	10,100	58,101
Chiho-Tiande Group Ltd. (Hong Kong)*	28,000	16,779
China Metal Products (Taiwan)*	34,220	35,010
China Metal Resources Utilization Ltd. (China), 144A*	16,000	6,300
China Silver Group Ltd. (China)	70,000	13,617
China Steel Corp. (Taiwan)	815,013	679,581
Da Ming International Holdings Ltd. (China)*	32,000	15,408
Detour Gold Corp. (Canada)*	3,800	43,548
Dominion Diamond Corp. (Canada)	3,200	40,474
DRDGOLD Ltd. (South Africa)	39,313	18,860
Eldorado Gold Corp. (Canada)	37,500	128,304
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	81,196	131,855
Feng Hsin Steel Co. Ltd. (Taiwan)*	39,000	66,586
Ferrexpo PLC (United Kingdom)	69,759	146,311
Fossal SAA (Peru)*	4,372	538
Franco-Nevada Corp. (Canada)	1,600	104,818
Global Ferronickel Holdings, Inc. (Philippines)*	219,333	12,503
Gloria Material Technology Corp. (Taiwan)*	41,080	27,619
Gold Fields Ltd. (South Africa), ADR(a)	62,403	220,283
Goldcorp, Inc. (Canada)	21,200	309,268
Granges AB (Sweden)	5,636	51,510
Grupa Kety SA (Poland)	153	15,271

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	91,100	$273,316
Grupo Simec SAB de CV (Mexico) (Class B Stock)*	4,400	19,036
Harmony Gold Mining Co. Ltd. (South Africa), ADR(a)	37,098	90,890
Hengshi Mining Investments Ltd. (China)*	41,000	11,505
Hsin Kuang Steel Co. Ltd. (Taiwan)*	18,000	13,799
IAMGOLD Corp. (Canada)*	9,500	38,004
Industrias CH SAB de CV (Mexico) (Class B Stock)*	6,700	39,687
Inner Mongolia Eerduosi Resourses Co. Ltd. (China) (Class B Stock)	77,300	76,836
Kinross Gold Corp. (Canada)*	36,300	128,020
Krakatau Steel Persero Tbk PT (Indonesia)*	291,500	13,783
Magnitogorsk Iron & Steel OJSC (Russia)	35,400	23,025
Magnitogorsk Iron & Steel OJSC (Russia), GDR, RegS.	3,415	29,296
Maruichi Steel Tube Ltd. (Japan)	3,100	88,468
Minera Frisco SAB de CV (Mexico) (Class A1 Stock)*(a)	5,000	3,325
Mineral Resources Ltd. (Australia)	36,641	300,734
MMC Norilsk Nickel PJSC (Russia), ADR	11,290	177,420
Munsun Capital Group Ltd. (Hong Kong)*	2,292,000	56,915
Newcrest Mining Ltd. (Australia)	13,384	228,137
Newmont Mining Corp.	8,062	265,724
Nippon Denko Co. Ltd. (Japan)	59,500	208,243
Nippon Light Metal Holdings Co. Ltd. (Japan)	107,600	237,480
Nisshin Steel Co. Ltd. (Japan)	5,800	76,608
Nittetsu Mining Co. Ltd. (Japan)	1,800	97,507
Northern Star Resources Ltd. (Australia)	3,716	11,551
Novolipetsk Steel PJSC (Russia), GDR	4,942	98,346
Outokumpu OYJ (Finland)	19,125	186,477
OZ Minerals Ltd. (Australia)	45,131	270,009
Pan African Resources PLC (United Kingdom)	108,685	21,229
Pan American Silver Corp. (Canada)	3,500	61,270
Paranapanema SA (Brazil)	11,200	4,866
Philex Mining Corp. (Philippines)	159,100	26,580
Polymetal International PLC (Russia)	6,636	82,331
Randgold Resources Ltd. (United Kingdom), ADR	1,268	110,671
Regis Resources Ltd. (Australia)	18,659	47,140
Resolute Mining Ltd. (Australia)	51,097	50,914
Royal Bafokeng Platinum Ltd. (South Africa)*	7,179	18,206
Royal Gold, Inc.	1,034	72,432
Severstal PJSC (Russia), GDR, RegS	6,290	90,767
Sibanye Gold Ltd. (South Africa), ADR(a)	11,922	105,033
Silver Wheaton Corp. (Canada)	5,800	120,854
Sims Metal Management Ltd.	2,470	23,336
Southern Copper Corp. (Peru)(a)	4,500	161,505
St Barbara Ltd. (Australia)*	42,580	77,564
Stalprodukt SA (Poland)	46	6,933
STP & I PCL (Thailand)	52,390	14,794
TA Chen Stainless Pipe (Taiwan)*	57,037	33,562
Thye Ming Industrial Co. Ltd. (Taiwan)	12,000	15,106
Ton Yi Industrial Corp. (Taiwan)	55,000	28,460

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Tubacex SA (Spain)	28,891	$91,026
Tung Ho Steel Enterprise Corp. (Taiwan)	112,000	87,294
UACJ Corp. (Japan)	8,000	21,020
United Co. RUSAL PLC (Russia)	25,000	12,959
Usinas Siderurgicas de Minas Gerais SA (Brazil)*	10,900	29,560
Vale SA (Brazil), ADR(a)	36,800	349,600
voestalpine AG (Austria)	2,832	111,378
Yamana Gold, Inc. (Canada)(a)	36,985	102,068
YC INOX Co. Ltd. (Taiwan)*	19,900	16,695
Yieh Phui Enterprise Co. Ltd. (Taiwan)	177,705	81,408
Yodogawa Steel Works Ltd. (Japan)	12,300	334,906
Zhaojin Mining Industry Co. Ltd. (China) (Class H Stock)	155,500	136,361
Zhidao International Holdings Ltd. (Hong Kong)*	60,000	5,488
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	224,000	83,135

		11,951,310

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AG Mortgage Investment Trust, Inc.	3,230	58,302
AGNC Investment Corp.	10,847	215,747
Annaly Capital Management, Inc.	33,148	368,274
Apollo Commercial Real Estate Finance, Inc.	1,886	35,476
ARMOUR Residential REIT, Inc.(a)	1,484	33,702
Blackstone Mortgage Trust, Inc. (Class A Stock)	2,051	63,499
Capstead Mortgage Corp.	9,568	100,847
Chimera Investment Corp.	5,534	111,676
CYS Investments, Inc.	9,221	73,307
Invesco Mortgage Capital, Inc.	5,105	78,719
MTGE Investment Corp.	7,191	120,449
New Residential Investment Corp.	5,688	96,582
PennyMac Mortgage Investment Trust	4,136	73,414
Redwood Trust, Inc.	4,004	66,506
Starwood Property Trust, Inc.	5,587	126,154
Two Harbors Investment Corp.	17,129	164,267

		1,786,921

Multiline Retail — 0.1%
Aeon Co. M Bhd (Malaysia)	22,500	11,993
Big Lots, Inc.(a)	694	33,784
Can Do Co. Ltd. (Japan)	2,100	33,471
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	1,700	201,952
Dillard’s, Inc. (Class A Stock)(a)	1,040	54,330
Dollar General Corp.	3,787	264,068
Dollar Tree, Inc.*	2,856	224,082
Dollarama, Inc. (Canada)	1,000	82,873
Don Quijote Holdings Co. Ltd. (Japan)	1,900	66,132
El Puerto de Liverpool SAB de CV (Mexico) (Class C1 Stock)	20,150	157,328
Eslite Spectrum Corp. (The) (Taiwan)*	1,000	4,976
Golden Eagle Retail Group Ltd. (China)	33,000	51,211
Grupo Sanborns SAB de CV (Mexico)	22,800	26,792
H2O Retailing Corp. (Japan)	4,000	64,296
Harvey Norman Holdings Ltd. (Australia)	17,579	60,802

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multiline Retail (cont’d.)
Hyundai Department Store Co. Ltd. (South Korea)	1,052	$95,001
Isetan Mitsukoshi Holdings Ltd. (Japan)	15,400	169,266
Izumi Co. Ltd. (Japan)	1,400	62,871
J Front Retailing Co. Ltd. (Japan)	12,700	188,648
Kohl’s Corp.(a)	4,096	163,062
Lifestyle China Group Ltd. (Hong Kong)*	65,500	19,646
Lojas Renner SA (Brazil)	6,200	55,057
Lotte Shopping Co. Ltd. (South Korea)	1,043	202,893
Macy’s, Inc.	5,368	159,108
Magazine Luiza SA (Brazil)*	100	5,664
Marisa Lojas SA (Brazil)*	3,210	7,608
Matahari Department Store Tbk PT (Indonesia)	11,600	11,471
Mitra Adiperkasa Tbk PT (Indonesia)*	22,400	10,044
Next PLC (United Kingdom)	1,549	83,796
Nordstrom, Inc.(a)	800	37,256
Parkson Retail Group Ltd. (China)	241,000	30,107
Poya International Co. Ltd. (Taiwan)*	1,010	11,881
Ripley Corp. SA (Chile)	100,183	65,125
Robinson Department Store PCL (Thailand)	18,900	35,201
Ryohin Keikaku Co. Ltd. (Japan)	300	65,948
SACI Falabella (Chile)	41,540	349,374
Springland International Holdings Ltd. (China)	239,000	42,754
Stockmann OYJ Abp (Finland) (Class B Stock)*	4,409	34,038
Takashimaya Co. Ltd. (Japan)	18,000	157,777
Target Corp.(a)	9,362	516,689

		3,918,375

Multi-Utilities — 0.2%
A2A SpA (Italy)	51,778	78,213
AGL Energy Ltd. (Australia)	8,052	162,192
Ameren Corp.	2,355	128,559
Atco Ltd. (Canada) (Class I Stock)	3,000	116,652
Avista Corp.	3,703	144,602
Black Hills Corp.(a)	1,279	85,015
Canadian Utilities Ltd. (Canada) (Class A Stock)	3,600	105,468
CenterPoint Energy, Inc.	2,827	77,940
Centrica PLC (United Kingdom)	36,327	98,918
CMS Energy Corp.	1,842	82,411
Consolidated Edison, Inc.	3,217	249,832
Dominion Resources, Inc.	3,899	302,445
DTE Energy Co.	1,435	146,528
Engie SA (France)	44,224	624,959
Hera SpA (Italy)	26,146	72,631
Iren SpA (Italy)	54,314	112,729
National Grid PLC (United Kingdom)	44,485	564,393
NiSource, Inc.	4,217	100,322
NorthWestern Corp.	1,555	91,279
Public Service Enterprise Group, Inc.	7,482	331,827
Qatar Electricity & Water Co. QSC (Qatar)	1,074	64,896
SCANA Corp.	2,481	162,133
Sempra Energy	2,579	284,980
Suez (France)	8,513	134,353
Unitil Corp.	1,234	55,567
Vectren Corp.	1,976	115,813

	Shares	Value
COMMON STOCKS (Continued)
Multi-Utilities (cont’d.)
Veolia Environnement SA (France)	11,001	$206,290
WEC Energy Group, Inc.	2,351	142,541
YTL Corp. Bhd (Malaysia)	351,100	118,194
YTL Power International Bhd (Malaysia)	332,165	114,088

		5,075,770

Oil, Gas & Consumable Fuels — 1.0%
Agritrade Resources Ltd. (Hong Kong)	70,000	11,887
AltaGas Ltd. (Canada)	1,900	44,005
Antero Resources Corp.*	1,417	32,322
Bangchak Petroleum PCL (The) (Thailand)	34,600	33,228
BP PLC (United Kingdom), ADR	54,516	1,881,892
Cabot Oil & Gas Corp.	1,918	45,859
Caltex Australia Ltd. (Australia)	4,098	92,335
Chevron Corp.	16,551	1,777,081
China Petroleum & Chemical Corp. (China) (Class H Stock)	2,321,200	1,889,379
Cosan SA Industria e Comercio (Brazil)	3,400	42,085
Enagas SA (Spain)	2,692	69,840
Enbridge, Inc. (Canada), (XNYS)	2,685	112,340
Enbridge, Inc. (Canada), (XTSE)	4,800	201,081
Energy Absolute PCL (Thailand)	55,400	44,739
Energy Earth PCL (Thailand)	163,400	21,208
Eni SpA (Italy)	45,869	751,029
EQT Corp.	1,312	80,163
Exillon Energy PLC (Russia)*	12,506	23,516
Exxon Mobil Corp.	35,267	2,892,247
Formosa Petrochemical Corp. (Taiwan)	69,000	241,019
Gazprom Neft PJSC (Russia), ADR	4,848	87,216
Gazprom PJSC (Russia), ADR	632,210	2,841,784
Grupa Lotos SA (Poland)*	6,290	86,729
HollyFrontier Corp.	3,537	100,239
Idemitsu Kosan Co. Ltd. (Japan)	6,600	229,741
Inner Mongolia Yitai Coal Co. Ltd. (China) (Class B Stock)	218,200	242,420
JX Holdings, Inc. (Japan)(a)	117,000	576,055
Koninklijke Vopak NV (Netherlands)	855	37,237
LUKOIL PJSC (Russia), ADR	39,570	2,101,773
Magnum Hunter Resources Corp.*(g)	23,917	273,850
MIE Holdings Corp. (Hong Kong)*	180,000	16,918
MOL Hungarian Oil & Gas PLC (Hungary)	5,296	362,623
Neste OYJ (Finland)	1,498	58,576
NewOcean Energy Holdings Ltd. (Hong Kong)	218,000	62,281
Novatek PJSC (Russia), GDR, RegS	2,341	291,455
Occidental Petroleum Corp.	4,492	284,613
OMV AG (Austria)	2,686	105,854
Parkland Fuel Corp. (Canada)	2,100	46,742
Petron Corp. (Philippines)	156,300	27,722
Petronas Dagangan Bhd (Malaysia)	4,100	22,225
Peyto Exploration & Development Corp. (Canada)	1,400	28,793
Polski Koncern Naftowy ORLEN SA (Poland)	17,420	439,367
Qatar Gas Transport Co. Ltd. (Qatar)	12,523	73,144
QGEP Participacoes SA (Brazil)	9,300	18,121
Range Resources Corp.	1,465	42,632
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XEQT)(a)	63,436	1,670,174

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XLON)	4,201	$110,731
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	56,790	1,561,121
Semirara Mining & Power Corp. (Philippines)	16,540	48,645
Shanxi Guoxin Energy Corp. Ltd. (China) (Class B Stock)	19,700	21,591
Ship Finance International Ltd. (Norway)(a)	2,230	32,781
Showa Shell Sekiyu KK (Japan)	10,400	105,545
SK Gas Ltd. (South Korea)	902	97,572
Snam SpA (Italy)	26,672	115,275
Star Petroleum Refining PCL (Thailand)	160,500	61,187
Statoil ASA (Norway)	17,205	295,729
Sugih Energy Tbk PT (Indonesia)*	660,500	2,776
Surgutneftegas OJSC (Russia), ADR(a)	124,560	636,502
Tesoro Corp.	1,276	103,433
Tethys Oil AB (Sweden)	7,682	54,332
Thai Oil PCL (Thailand)	62,100	136,444
TOTAL SA (France)(a)	42,466	2,147,232
TransCanada Corp. (Canada)	3,900	179,977
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	4,615	114,655
Ultrapar Participacoes SA (Brazil)	5,800	132,467
United Tractors Tbk PT (Indonesia)	53,600	106,692
Valero Energy Corp.	5,736	380,239
Washington H Soul Pattinson & Co. Ltd. (Australia)	11,784	162,044
Whitehaven Coal Ltd. (Australia)*	132,116	301,335
World Fuel Services Corp.	1,203	43,609

		27,367,453

Paper & Forest Products — 0.1%
Altri SGPS SA (Portugal)*	17,603	78,619
China Agroforestry Low-Carbon Holdings Ltd. (China)*	160,000	3,744
China Wood Optimization Holding Ltd. (Hong Kong)*	28,000	8,472
Chung Hwa Pulp Corp. (Taiwan)*	83,838	30,399
Clearwater Paper Corp.*	932	52,191
Duratex SA (Brazil)	4,190	12,340
Empresas CMPC SA (Chile)	127,527	311,186
Ence Energia y Celulosa SA (Spain)	14,353	44,211
Evergreen Fibreboard Bhd (Malaysia)*	112,800	21,678
Fibria Celulose SA (Brazil)	11,600	106,714
Hokuetsu Kishu Paper Co. Ltd. (Japan)	15,000	104,854
Holmen AB (Sweden) (Class B Stock)	3,055	118,863
Jaya Tiasa Holdings Bhd (Malaysia)	88,400	24,573
Lee & Man Paper Manufacturing Ltd. (Hong Kong)	140,000	107,081
Long Chen Paper Co. Ltd. (Taiwan)	55,000	47,390
Miquel y Costas & Miquel SA (Spain)	1,792	50,521
Mondi Ltd. (South Africa)	10,025	239,121
Nippon Paper Industries Co. Ltd. (Japan)	6,600	118,806
Oji Holdings Corp. (Japan)	39,000	182,904
Sappi Ltd. (South Africa)	23,210	157,228
Schweitzer-Mauduit International, Inc.	1,856	76,876
Semapa-Sociedade de Investimento e Gestao (Portugal)	505	7,705

	Shares	Value
COMMON STOCKS (Continued)
Paper & Forest Products (cont’d.)
Shandong Chenming Paper Holdings Ltd. (China) (Class B Stock)*	46,200	$54,110
Ta Ann Holdings Bhd (Malaysia)	33,580	28,306
WTK Holdings Bhd (Malaysia)	54,000	12,207
YFY, Inc. (Taiwan)	290,000	110,385

		2,110,484

Personal Products — 0.1%
Amorepacific Corp. (South Korea)	321	80,578
Beiersdorf AG (Germany)	1,046	98,982
Ci:z Holdings Co. Ltd. (Japan)	1,000	29,721
Edgewell Personal Care Co.*	755	55,221
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S (Turkey)	15,075	15,266
Estee Lauder Cos., Inc. (The) (Class A Stock)	2,834	240,295
Fancl Corp. (Japan)	2,600	37,503
G&E Herbal Biotechnology Co. Ltd. (Taiwan)*	2,000	4,542
Golden Throat Holdings Group Co. Ltd. (China), 144A	15,000	5,558
Hengan International Group Co. Ltd. (China)	36,000	267,909
Industri Jamu Dan Farmasi Sido Muncul Tbk PT (Indonesia)	135,900	5,763
Kao Corp. (Japan)	4,400	241,633
Karex Bhd (Malaysia)	24,200	11,809
Kobayashi Pharmaceutical Co. Ltd. (Japan)	600	29,143
Kose Corp. (Japan)	500	45,440
LG Household & Health Care Ltd. (South Korea)	115	83,428
L’Oreal SA (France)	2,699	519,121
Microbio Co. Ltd. (Taiwan)*	42,886	31,101
Natura Cosmeticos SA (Brazil)	1,800	16,755
Pola Orbis Holdings, Inc. (Japan)	1,200	28,995
Real Nutriceutical Group Ltd. (Hong Kong)	364,000	23,901
Shiseido Co. Ltd. (Japan)	3,400	89,490
Unilever NV (United Kingdom), CVA(g)	17,055	846,769
Unilever PLC (United Kingdom)	2,224	109,704
Unilever PLC (United Kingdom), ADR	15,337	756,728

		3,675,355

Pharmaceuticals — 1.0%
Adcock Ingram Holdings Ltd. (South Africa)	913	4,222
Allergan PLC	5,403	1,290,885
ASKA Pharmaceutical Co. Ltd. (Japan)	10,200	149,976
Aspen Pharmacare Holdings Ltd. (South Africa)	6,642	135,891
Astellas Pharma, Inc. (Japan)	28,700	378,522
AstraZeneca PLC (United Kingdom)	8,425	518,027
AstraZeneca PLC (United Kingdom), ADR(a)	15,884	494,628
Bayer AG (Germany)	11,357	1,308,484
Bristol-Myers Squibb Co.	9,778	531,728
Catalent, Inc.*	1,865	52,817
Center Laboratories, Inc. (Taiwan)*	11,282	22,498
China Animal Healthcare Ltd. (China)^	24,000	31
China Chemical & Pharmaceutical Co. Ltd. (Taiwan)*	49,000	30,683

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
China Medical System Holdings Ltd. (China)	58,000	$102,896
China Resources Pharmaceutical Group Ltd. (China), 144A*	68,000	79,474
China Shineway Pharmaceutical Group Ltd. (China)	37,000	40,491
Chugai Pharmaceutical Co. Ltd. (Japan)	2,200	75,731
Consun Pharmaceutical Group Ltd. (China)	51,000	29,548
CSPC Pharmaceutical Group Ltd. (China)	172,000	225,340
Daiichi Sankyo Co. Ltd. (Japan)	11,200	252,684
Daito Pharmaceutical Co. Ltd. (Japan)	1,880	37,873
Dawnrays Pharmaceutical Holdings Ltd. (Hong Kong)	48,000	27,873
Eisai Co. Ltd. (Japan)	2,900	150,603
Eli Lilly & Co.	6,195	521,061
Endo International PLC*	8,507	94,938
Formosa Laboratories, Inc. (Taiwan)	3,000	8,763
Galenica AG (Switzerland)	70	73,797
GlaxoSmithKline PLC (United Kingdom), ADR(a)	6,640	279,942
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (China) (Class H Stock)*	8,000	23,585
H. Lundbeck A/S (Denmark)	1,348	62,565
Hanmi Science Co. Ltd. (South Korea)*	557	29,080
Hisamitsu Pharmaceutical Co., Inc. (Japan)	1,500	85,879
Hypermarcas SA (Brazil)	8,500	78,739
Indivior PLC (United Kingdom)	52,136	210,500
Johnson & Johnson	21,429	2,668,982
Kalbe Farma Tbk PT (Indonesia)	300,400	34,716
Kissei Pharmaceutical Co. Ltd. (Japan)	3,500	91,951
KYORIN Holdings, Inc. (Japan)	2,200	46,547
Kyowa Hakko Kirin Co. Ltd. (Japan)	5,800	92,162
Livzon Pharmaceutical Group, Inc. (China) (Class H Stock)	3,800	22,378
Luye Pharma Group Ltd. (China)	123,000	74,376
Medicines Co. (The)*	243	11,883
Mega Lifesciences PCL (Thailand)	21,900	16,889
Merck & Co., Inc.	21,290	1,352,767
Merck KGaA (Germany)	6,027	686,798
Mitsubishi Tanabe Pharma Corp. (Japan)	3,300	68,901
Mylan NV*	5,700	222,243
Nichi-iko Pharmaceutical Co. Ltd. (Japan)	4,500	70,091
Nippon Shinyaku Co. Ltd. (Japan)	1,000	51,065
Novartis AG (Switzerland)	36,382	2,701,639
Novo Nordisk A/S (Denmark) (Class B Stock)	18,596	638,567
Oneness Biotech Co. Ltd. (Taiwan)*	12,000	11,908
Ono Pharmaceutical Co. Ltd. (Japan)	5,900	122,353
Orion OYJ (Finland) (Class B Stock)	1,390	72,509
Otsuka Holdings Co. Ltd. (Japan)	7,500	339,454
Perrigo Co. PLC(a)	2,706	179,651
Pfizer, Inc.	62,234	2,129,025
Phytohealth Corp. (Taiwan)*	10,000	10,217
Prestige Brands Holdings, Inc.*	676	37,559
Recordati SpA (Italy)	2,603	88,139
Richter Gedeon Nyrt (Hungary)	8,343	189,484
Roche Holding AG (Switzerland)	6,856	1,753,310
Rohto Pharmaceutical Co. Ltd. (Japan)	3,700	69,475
Sanofi (France)	19,702	1,780,973

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Santen Pharmaceutical Co. Ltd. (Japan)	7,200	$104,581
Sawai Pharmaceutical Co. Ltd. (Japan)	1,700	92,297
ScinoPharm Taiwan Ltd. (Taiwan)	10,564	15,075
Shandong Luoxin Pharmaceutical Group Stock Co. Ltd. (China) (Class H Stock)	38,000	79,898
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. (China) (Class H Stock)	22,000	18,105
Shionogi & Co. Ltd. (Japan)	4,100	212,247
Sihuan Pharmaceutical Holdings Group Ltd. (China)	549,000	208,561
Sino Biopharmaceutical Ltd. (Hong Kong)	173,000	142,466
Sinphar Pharmaceutical Co. Ltd. (Taiwan)*	13,200	10,550
SSY Group Ltd. (Hong Kong)	120,000	47,716
STADA Arzneimittel AG (Germany)	1,735	106,264
Standard Chemical & Pharmaceutical Co. Ltd. (Taiwan)	11,000	12,161
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	4,200	69,499
Synmosa Biopharma Corp. (Taiwan)	3,605	3,963
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	1,000	81,424
Takeda Pharmaceutical Co. Ltd. (Japan)	8,300	390,740
Teva Pharmaceutical Industries Ltd. (Israel), ADR	20,746	665,739
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. (China) (Class S Stock)	16,900	16,309
Tong Ren Tang Technologies Co. Ltd. (China) (Class H Stock)	56,000	99,608
Towa Pharmaceutical Co. Ltd. (Japan)	900	45,682
Tsumura & Co. (Japan)	5,100	160,299
TTY Biopharm Co. Ltd. (Taiwan)*	8,000	28,727
TWi Pharmaceuticals, Inc. (Taiwan)*	3,000	8,996
UCB SA (Belgium)	2,100	162,894
Valeant Pharmaceuticals International, Inc.*	12,300	135,870
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. (China) (Class H Stock), 144A	15,800	33,836
YungShin Global Holding Corp. (Taiwan)	17,400	25,834
Zoetis, Inc.	1,950	104,072

		26,129,179

Professional Services — 0.1%
51job, Inc. (China), ADR*	1,200	43,992
Adcorp Holdings Ltd. (South Africa)	11,358	13,784
Advisory Board Co. (The)*	1,274	59,623
Amadeus Fire AG (Germany)	238	19,349
Bureau Veritas SA (France)	3,761	79,277
DKSH Holding AG (Switzerland)	640	49,574
Equifax, Inc.	975	133,322
Experian PLC (United Kingdom)	12,353	252,016
FTI Consulting, Inc.*	1,725	71,018
Huron Consulting Group, Inc.*	791	33,301
IHS Markit Ltd.*	3,705	155,425
Intertek Group PLC (United Kingdom)	2,654	130,637
McMillan Shakespeare Ltd. (Australia)	2,868	28,964
Meitec Corp. (Japan)	1,400	56,920
Nielsen Holdings PLC	3,758	155,243
Pagegroup PLC (United Kingdom)	96,253	516,356
Recruit Holdings Co. Ltd. (Japan)	3,600	184,124

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Professional Services (cont’d.)
RELX NV (United Kingdom)	6,907	$128,136
RELX PLC (United Kingdom)	11,955	234,056
RPX Corp.*	2,808	33,696
SGS SA (Switzerland)	19	40,520
Sporton International, Inc. (Taiwan)	3,019	17,754
Stantec, Inc. (Canada)	2,700	70,066
Synergie SA (France)	1,829	72,209
Teleperformance (France)	1,193	128,808
Temp Holdings Co. Ltd. (Japan)	3,600	67,500
Verisk Analytics, Inc. (Class A Stock)*	861	69,862
Wolters Kluwer NV (Netherlands)	3,929	163,063
Zhaopin Ltd. (Australia), ADR*	2,000	34,460

		3,043,055

Real Estate Management & Development — 0.8%
Aeon Mall Co. Ltd. (Japan)	14,380	226,888
Agung Podomoro Land Tbk PT (Indonesia)*	347,000	5,679
Alexander & Baldwin, Inc.	1,678	74,705
Aliansce Shopping Centers SA (Brazil)	1,300	6,395
Allreal Holding AG (Switzerland)*	600	97,964
Ananda Development PCL (Thailand)	138,600	20,087
Atrium European Real Estate Ltd. (Netherlands)	17,221	69,655
Attacq Ltd. (South Africa)*	9,075	11,531
Azrieli Group Ltd. (Israel)	2,536	134,762
Bangkok Land PCL (Thailand)	1,015,600	53,791
Bayside Land Corp. (Israel)	138	64,164
Belle Corp. (Philippines)	272,900	21,741
BR Malls Participacoes SA (Brazil)*	69,160	319,224
BR Properties SA (Brazil)*	7,500	22,017
Brasil Brokers Participacoes SA (Brazil)*	8,800	4,835
BUWOG AG (Austria)*	2,018	50,854
C C Land Holdings Ltd. (Hong Kong)	280,000	74,225
CA Immobilien Anlagen AG (Austria)*	10,978	240,965
Capital & Counties Properties PLC (United Kingdom)	74,260	270,920
CapitaLand Ltd. (Singapore)	241,800	627,622
Carnival Group International Holdings Ltd. (Hong Kong)*	210,000	22,701
Castellum AB (Sweden)	36,923	489,398
Cathay Real Estate Development Co. Ltd. (Taiwan)*	64,400	45,826
Central China Real Estate Ltd. (China)	145,000	35,817
Central Pattana PCL (Thailand)	20,400	33,691
China Aoyuan Property Group Ltd. (China)	290,000	87,333
China Electronics Optics Valley Union Holding Co. Ltd. (China)*	172,000	16,841
China Logistics Property Holdings Co. Ltd. (China)*	48,000	18,244
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (China) (Class A Stock)	23,324	59,757
China Minsheng Drawin Technology Group Ltd. (Hong Kong)*	260,000	8,367
China New City Commercial Development Ltd. (China)*	90,000	18,650
China SCE Property Holdings Ltd. (China)	333,000	125,596
China Vanke Co. Ltd. (China) (Class H Stock)	81,527	220,492

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
China Vast Industrial Urban Development Co. Ltd. (Hong Kong), 144A	42,000	$16,962
Chong Hong Construction Co. Ltd. (Taiwan)	30,820	75,200
CIFI Holdings Group Co. Ltd. (China)	376,000	146,120
Corp Inmobiliaria Vesta SAB de CV (Mexico)	31,700	43,989
Country Garden Holdings Co. Ltd. (China)	654,000	588,122
Crown International Corp. Ltd. (Hong Kong)*	26,000	4,823
Daibiru Corp. (Japan)	5,100	44,878
Daito Trust Construction Co. Ltd. (Japan)	700	96,248
Da-Li Development Co. Ltd. (Taiwan)	19,793	15,590
Deutsche EuroShop AG (Germany)	4,833	197,564
Deutsche Wohnen AG (Germany)	6,245	205,658
Deyaar Development PJSC (United Arab Emirates)*	718,605	111,257
Etalon Group Ltd. (Russia), GDR, RegS	9,374	35,622
Fabege AB (Sweden)(a)	21,252	337,872
Farglory Land Development Co. Ltd. (Taiwan)	43,000	58,170
Filinvest Land, Inc. (Philippines)	1,201,000	39,211
First Capital Realty, Inc. (Canada)	17,100	257,558
Fullshare Holdings Ltd. (Hong Kong)	57,500	25,469
Global Logistic Properties Ltd. (Singapore)(g)	291,500	579,263
Globe Trade Centre SA (Poland)*	11,691	24,753
Glorious Property Holdings Ltd. (Hong Kong)*	629,000	70,485
Goldcrest Co. Ltd. (Japan)	2,800	50,426
Grainger PLC (United Kingdom)	40,477	124,975
Great Eagle Holdings Ltd. (Hong Kong)	26,000	122,324
Greattown Holdings Ltd. (China) (Class B Stock)*	34,000	26,690
Grupo GICSA SA de CV (Mexico)*	29,200	19,729
Guangdong Land Holdings Ltd. (China)*	48,000	11,562
Guorui Properties Ltd. (China)	90,000	25,948
Hang Lung Group Ltd. (Hong Kong)	47,000	200,474
Hang Lung Properties Ltd. (Hong Kong)	199,000	517,335
Hanson International Tbk PT (Indonesia)*	934,400	9,959
Heiwa Real Estate Co. Ltd. (Japan)	2,800	39,694
Helbor Empreendimentos SA (Brazil)	11,700	8,895
Henderson Land Development Co. Ltd. (Hong Kong)	41,850	259,495
Hongkong Land Holdings Ltd. (Hong Kong)	153,500	1,180,415
Hopefluent Group Holdings Ltd. (China)	62,000	19,077
Huaku Development Co. Ltd. (Taiwan)	28,000	64,485
Huang Hsiang Construction Corp. (Taiwan)	12,000	18,072
Hulic Co. Ltd. (Japan)	46,300	437,034
Hung Poo Real Estate Development Corp. (Taiwan)	36,000	30,626
Hung Sheng Construction Ltd. (Taiwan)	39,000	24,357
Hydoo International Holding Ltd. (China)	302,000	26,073
Hysan Development Co. Ltd. (Hong Kong)	108,000	489,980
Iguatemi Empresa de Shopping Centers SA (Brazil)	1,200	12,600
IMMOFINANZ AG (Austria)*	117,290	224,064
Inmobiliaria Colonial SA (Spain)	7,095	53,038
Intershop Holding AG (Switzerland)	414	205,734
Intiland Development Tbk PT (Indonesia)	168,300	5,255

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Jiayuan International Group Ltd. (Hong Kong)*	58,000	$27,160
KEE TAI Properties Co. Ltd. (Taiwan)	79,000	29,938
Kerry Properties Ltd. (Hong Kong)	59,000	204,650
Kungsleden AB (Sweden)	13,484	77,221
Kuoyang Construction Co. Ltd. (Taiwan)	43,000	18,422
LEG Immobilien AG (Germany)*	5,509	451,574
LendLease Group (Australia)	9,771	116,211
Leopalace21 Corp. (Japan)	26,700	137,939
Lippo Karawaci Tbk PT (Indonesia)	587,300	31,938
Liu Chong Hing Investment Ltd. (Hong Kong)	16,000	22,854
Logan Property Holdings Co. Ltd. (China)	184,000	97,136
Longfor Properties Co. Ltd. (China)	122,500	201,674
LPN Development PCL (Thailand)	55,500	19,543
LPS Brasil Consultoria de Imoveis SA (Brazil)*	4,100	6,064
LSR Group PJSC (Russia), GDR, RegS	1,935	7,101
LVGEM China Real Estate Investment Co. Ltd. (Hong Kong)	184,000	47,370
Mah Sing Group Bhd (Malaysia)	273,700	89,655
Matrix Concepts Holdings Bhd (Malaysia)	31,800	18,243
Mingfa Group International Co. Ltd. (Hong Kong)*^	88,000	8,550
Mitsui Fudosan Co. Ltd. (Japan)	94,000	2,007,071
Mobimo Holding AG (Switzerland)*	375	97,090
Modernland Realty Tbk PT (Indonesia)*	681,200	15,029
Multiplan Empreendimentos Imobiliarios SA (Brazil)	1,900	40,511
Nam Tai Property, Inc. (China)	2,185	15,077
New World Development Co. Ltd. (Hong Kong)	241,000	296,954
Nexity SA (France)*	9,048	444,706
NTT Urban Development Corp. (Japan)	11,100	96,815
Open House Co. Ltd. (Japan)	2,900	69,748
Parque Arauco SA (Chile)	26,542	70,309
Ping An Securities Group Holdings Ltd. (Hong Kong)*	1,980,000	20,148
Platinum Group PCL (The) (Thailand) (Class F Stock)	68,300	14,708
Powerlong Real Estate Holdings Ltd. (China)	310,000	117,717
PP Properti Tbk PT (Indonesia)	314,000	6,833
Prince Housing & Development Corp. (Taiwan)	220,000	86,284
Property Perfect PCL (Thailand)	757,700	20,286
PSP Swiss Property AG (Switzerland)	4,671	425,018
Puradelta Lestari Tbk PT (Indonesia)	281,600	4,818
Radium Life Tech Co. Ltd. (Taiwan)*	115,260	42,728
Realogy Holdings Corp.	2,050	61,070
Red Star Macalline Group Corp. Ltd. (China) (Class H Stock), 144A	232,400	258,008
Redco Properties Group Ltd. (China), 144A*	48,000	18,959
Robinsons Land Corp. (Philippines)	73,800	33,806
Rojana Industrial Park PCL (Thailand)	142,280	21,531
Ronshine China Holdings Ltd. (China)*	21,500	16,295
Sansiri PCL (Thailand)	648,500	38,500
Savills PLC (United Kingdom)	30,905	357,097
SC Asset Corp. PCL (Thailand)	260,200	28,017

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Selvaag Bolig ASA (Norway)	11,770	$50,281
Sentul City Tbk PT (Indonesia)*	1,214,100	8,746
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (China) (Class B Stock)	10,400	15,049
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. (China) (Class B Stock)	19,340	30,519
Shanghai Shibei Hi-Tech Co. Ltd. (China) (Class B Stock)	35,000	38,780
Shenzhen SEG Co. Ltd. (China) (Class B Stock)	34,400	19,436
Shenzhen Wongtee International Enterprise Co. Ltd. (China) (Class B Stock)*	29,700	18,311
Siam Future Development PCL (Thailand)	110,524	20,424
Sinyi Realty, Inc. (Taiwan)*	16,000	18,454
SM Prime Holdings, Inc. (Philippines)	1,188,200	670,034
Sonae Sierra Brasil SA (Brazil)	2,400	16,935
SP Setia Bhd Group (Malaysia)	43,500	34,925
St. Joe Co. (The)*	3,082	52,548
Sunshine 100 China Holdings Ltd. (China), 144A	131,000	55,158
Sunway Bhd (Malaysia)	77,100	56,567
Supalai PCL (Thailand)	53,600	38,996
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	14,000	139,934
Swire Properties Ltd. (Hong Kong)	59,800	191,657
Swiss Prime Site AG (Switzerland)*	8,542	752,108
TAG Immobilien AG (Germany)	11,965	160,988
Taiwan Land Development Corp. (Taiwan)	143,882	53,098
TICON Industrial Connection PCL (Thailand) (Class F Stock)	52,800	24,124
Times Property Holdings Ltd. (China)	106,000	75,057
Tokyu Fudosan Holdings Corp. (Japan)	50,000	272,150
Tosei Corp. (Japan)	3,700	24,397
Tropicana Corp. Bhd (Malaysia)	78,800	17,810
United Development Co. QSC (Qatar)	26,895	145,566
UOA Development Bhd (Malaysia)	37,500	22,844
Vista Land & Lifescapes, Inc. (Philippines)	413,200	41,825
Vonovia SE (Germany)	8,446	297,569
WHA Corp. PCL (Thailand)	391,350	35,761
Wheelock & Co. Ltd. (Hong Kong)	42,000	332,233
Wuzhou International Holdings Ltd. (China)*	208,000	20,872
Xinyuan Real Estate Co. Ltd. (China), ADR	8,100	35,721
Yanlord Land Group Ltd. (Singapore)	605,800	785,918
Yida China Holdings Ltd. (Hong Kong)	172,000	42,956
Ying Li International Real Estate Ltd. (Singapore)*	249,000	27,595
YNH Property Bhd (Malaysia)*	22,668	7,744
Yuzhou Properties Co. Ltd. (China)	185,000	77,199
Zall Group Ltd. (China)	63,000	38,762

		21,871,294

Road & Rail — 0.3%
Aurizon Holdings Ltd. (Australia)	21,704	87,032
Blue Bird Tbk PT (Indonesia)	45,600	13,209
BTS Group Holdings PCL (Thailand)	244,300	60,075
Canadian National Railway Co. (Canada)	8,600	634,790
CAR, Inc. (China)*	45,000	42,222

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail (cont’d.)
Central Japan Railway Co. (Japan)	4,400	$718,695
CJ Korea Express Corp. (South Korea)*	343	51,081
ComfortDelGro Corp. Ltd. (Singapore)	44,000	80,540
Cosan Logistica SA (Brazil)*	9,600	20,362
Dazhong Transportation Group Co. Ltd. (China) (Class B Stock)	55,700	39,436
DSV A/S (Denmark)	2,985	154,394
East Japan Railway Co. (Japan)	7,200	628,715
Evergreen International Storage & Transport Corp. (Taiwan)	87,000	41,002
Firstgroup PLC (United Kingdom)*	70,490	116,606
Guangshen Railway Co. Ltd. (China) (Class H Stock)	112,000	67,771
Hankyu Hanshin Holdings, Inc. (Japan)	5,100	166,418
Heartland Express, Inc.	2,036	40,822
Hitachi Transport System Ltd. (Japan)	12,100	251,424
J.B. Hunt Transport Services, Inc.	504	46,237
JSL SA (Brazil)*	2,600	5,564
Keikyu Corp. (Japan)	5,000	55,004
Keio Corp. (Japan)	17,000	135,055
Keisei Electric Railway Co. Ltd. (Japan)	5,600	130,345
Kintetsu Group Holdings Co. Ltd. (Japan)	31,000	112,075
Knight Transportation, Inc.	1,521	47,683
Landstar System, Inc.	380	32,547
Localiza Rent a Car SA (Brazil)	1,900	25,430
MTR Corp. Ltd. (Hong Kong)	24,730	138,943
Nagoya Railroad Co. Ltd. (Japan)	17,000	76,665
Nankai Electric Railway Co. Ltd. (Japan)	13,000	63,380
National Express Group PLC (United Kingdom)	34,098	153,820
Nikkon Holdings Co. Ltd. (Japan)	11,200	239,890
Nippon Express Co. Ltd. (Japan)	30,000	154,418
Nobina AB (Sweden), 144A	33,744	200,475
Norfolk Southern Corp.	3,340	373,980
Northgate PLC (United Kingdom)	15,581	107,170
Odakyu Electric Railway Co. Ltd. (Japan)	4,500	87,762
Old Dominion Freight Line, Inc.	865	74,018
PKP Cargo SA (Poland)*	2,601	42,605
Sankyu, Inc. (Japan)	35,000	212,885
Seino Holdings Co. Ltd. (Japan)	48,100	541,648
Senko Co. Ltd. (Japan)	27,600	178,216
Tobu Railway Co. Ltd. (Japan)	24,000	121,894
Tokyu Corp. (Japan)	20,000	142,103
Union Pacific Corp.	8,060	853,715
Werner Enterprises, Inc.	2,409	63,116
West Japan Railway Co. (Japan)	3,400	221,726

		7,852,963

Semiconductors & Semiconductor Equipment — 0.6%
ams AG (Austria)	1,842	99,505
Ardentec Corp. (Taiwan)	37,714	30,765
ASM International NV (Netherlands)	12,303	689,876
ASML Holding NV (Netherlands)	5,291	702,080
ASPEED Technology, Inc. (Taiwan)*	1,000	18,787
BE Semiconductor Industries NV (Netherlands)	9,925	404,379
Chen Full International Co. Ltd. (Taiwan)*	3,000	5,050
China Soft Power Technology Holdings Ltd. (Hong Kong)*	406,000	8,150

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
ChipMOS TECHNOLOGIES, Inc. (Taiwan)*	32,000	$28,631
Cirrus Logic, Inc.*	1,109	67,305
Dialog Semiconductor PLC (United Kingdom)*	924	47,130
Disco Corp. (Japan)	1,800	274,850
Everlight Electronics Co. Ltd. (Taiwan)	38,000	60,866
FocalTech Systems Co. Ltd. (Taiwan)	19,000	25,333
Formosa Advanced Technologies Co. Ltd. (Taiwan)*	25,000	21,339
Global Lighting Technologies, Inc. (Taiwan)	7,000	12,226
Global Unichip Corp. (Taiwan)*	2,000	6,690
Greatek Electronics, Inc. (Taiwan)*	29,000	39,759
Hanergy Thin Film Power Group Ltd. (China)*^	148,000	—
Himax Technologies, Inc. (Taiwan), ADR(a)	4,600	41,952
Holtek Semiconductor, Inc. (Taiwan)*	9,000	15,987
Hua Hong Semiconductor Ltd. (China), 144A	58,000	81,436
Intel Corp.	65,555	2,364,569
JA Solar Holdings Co. Ltd. (China), ADR*	8,300	54,282
King Yuan Electronics Co. Ltd. (Taiwan)	94,000	86,747
Kinsus Interconnect Technology Corp. (Taiwan)*	30,000	79,289
KLA-Tencor Corp.	1,133	107,714
Land Mark Optoelectronics Corp. (Taiwan)*	2,000	19,468
Lite-On Semiconductor Corp. (Taiwan)	39,000	35,861
Malaysian Pacific Industries Bhd (Malaysia)	11,600	30,155
Maxim Integrated Products, Inc.	2,983	134,116
Megachips Corp. (Japan)	2,900	79,503
Melexis NV (Belgium)	1,731	149,876
Mimasu Semiconductor Industry Co. Ltd. (Japan)	6,500	103,174
Mitsui High-Tec, Inc. (Japan)	6,000	60,713
Nanya Technology Corp. (Taiwan)	45,000	71,786
NXP Semiconductors NV (Netherlands)*	7,172	742,301
Orient Semiconductor Electronics Ltd. (Taiwan)*	57,000	19,538
Phison Electronics Corp. (Taiwan)	10,000	89,779
Powertech Technology, Inc. (Taiwan)	51,000	148,413
QUALCOMM, Inc.	22,017	1,262,455
Rambus, Inc.*	2,364	31,063
Rudolph Technologies, Inc.*	2,597	58,173
SCREEN Holdings Co. Ltd. (Japan)	8,800	649,357
Semiconductor Manufacturing International Corp. (China)*	312,800	387,747
Shinko Electric Industries Co. Ltd. (Japan)	24,400	163,771
Sigurd Microelectronics Corp. (Taiwan)*	35,000	31,950
Silicon Motion Technology Corp. (Taiwan), ADR	2,100	98,175
Siliconware Precision Industries Co. Ltd. (Taiwan)	127,000	207,218
Sitronix Technology Corp. (Taiwan)	6,000	19,497
Sonix Technology Co. Ltd. (Taiwan)*	12,000	12,934
SPI Energy Co. Ltd. (China), ADR*	6,700	7,839
STMicroelectronics NV (Switzerland), (CHI-X)	7,586	116,485
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	175,200	5,753,568

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Taiwan Surface Mounting Technology Corp. (Taiwan)*	49,000	$44,734
Tokyo Electron Ltd. (Japan)	2,800	306,534
Tokyo Seimitsu Co. Ltd. (Japan)	8,800	277,861
Topco Scientific Co. Ltd. (Taiwan)	8,930	29,131
Unisem M Bhd (Malaysia)	45,000	31,939
United Microelectronics Corp. (Taiwan)	1,354,000	543,100
Visual Photonics Epitaxy Co. Ltd. (Taiwan)*	3,750	7,046
Win Semiconductors Corp. (Taiwan)	22,440	99,863
Winbond Electronics Corp. (Taiwan)	223,000	124,920
Xperi Corp.	1,015	34,459
Youngtek Electronics Corp. (Taiwan)	14,130	21,373

		17,380,572

Software — 0.4%
Activision Blizzard, Inc.	7,470	372,454
Altium Ltd. (Australia)	26,509	153,885
ANSYS, Inc.*	1,159	123,862
Asseco Poland SA (Poland)	7,220	98,830
AVEVA Group PLC (United Kingdom)	2,373	57,973
CA, Inc.	4,900	155,427
Capcom Co. Ltd. (Japan)	2,200	43,142
CD Projekt SA (Poland)*	770	14,400
CDK Global, Inc.	1,232	80,092
Changyou.com Ltd. (China), ADR*	1,900	53,275
Check Point Software Technologies Ltd. (Israel)*(a)	2,188	224,620
Cyberlink Corp. (Taiwan)	9,000	19,609
Dassault Systemes SE (France)	1,670	144,442
Electronic Arts, Inc.*	3,128	280,019
Fuji Soft, Inc. (Japan)	7,500	192,156
Gamania Digital Entertainment Co. Ltd. (Taiwan)	8,000	8,149
Gemalto NV (Netherlands)(g)	2,162	120,610
Konami Holdings Corp. (Japan)	2,100	89,196
KongZhong Corp. (China), ADR*	5,000	37,050
Linx SA (Brazil)	1,900	10,075
Micro Focus International PLC (United Kingdom)	29,279	835,163
Microsoft Corp.	62,057	4,087,074
National Agricultural Holdings Ltd. (Hong Kong)*	100,000	15,431
Open Text Corp. (Canada)	4,000	135,955
Oracle Corp.	38,782	1,730,065
Sage Group PLC (The) (United Kingdom)	19,794	156,361
SAP SE (Germany)	12,683	1,244,307
Shanghai Baosight Software Co. Ltd. (China) (Class B Stock)*	13,500	20,412
SimCorp A/S (Denmark)	1,192	71,718
Software AG (Germany)	5,398	213,241
Square Enix Holdings Co. Ltd. (Japan)	2,300	65,290
SS&C Technologies Holdings, Inc.	2,854	101,032
Symantec Corp.	8,398	257,651
Synopsys, Inc.*	2,420	174,555
Take-Two Interactive Software, Inc.*	1,076	63,775
Technology One Ltd. (Australia)	16,626	65,168
Temenos Group AG (Switzerland)*	376	29,864
TOTVS SA (Brazil)	2,886	25,711
Trend Micro, Inc. (Japan)	2,000	89,021

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Ubisoft Entertainment SA (France)*	2,151	$91,739
Verint Systems, Inc.*	2,244	97,334
VMware, Inc. (Class A Stock)*(a)	2,274	209,526
Zynga, Inc. (Class A Stock)*	13,437	38,295

		12,097,954

Specialty Retail — 0.3%
Aaron’s, Inc.	2,184	64,952
Abercrombie & Fitch Co. (Class A Stock)(a)	1,890	22,548
Ace Hardware Indonesia Tbk PT (Indonesia)	145,500	9,005
Adastria Co. Ltd. (Japan)	880	21,943
Advance Auto Parts, Inc.	708	104,968
Alpen Co. Ltd. (Japan)	4,000	69,675
American Eagle Outfitters, Inc.	2,918	40,940
AOKI Holdings, Inc. (Japan)	2,600	30,128
Aoyama Trading Co. Ltd. (Japan)	2,100	72,219
Autobacs Seven Co. Ltd. (Japan)	3,200	47,564
AutoNation, Inc.*	1,616	68,341
Baoxin Auto Group Ltd. (China)*	61,000	30,938
Beauty Community PCL (Thailand)	29,600	9,044
Bed Bath & Beyond, Inc.	2,862	112,935
Best Buy Co., Inc.(a)	3,343	164,308
Bic Camera, Inc. (Japan)	5,600	51,497
Bilia AB (Sweden) (Class A Stock)	7,254	149,671
Buckle, Inc. (The)(a)	852	15,847
Cabela’s, Inc.*	847	44,984
Cashbuild Ltd. (South Africa)	896	24,989
Cato Corp. (The) (Class A Stock)	1,044	22,926
Chico’s FAS, Inc.	3,436	48,791
Children’s Place, Inc. (The)(a)	397	47,660
China Rundong Auto Group Ltd. (China), 144A*	39,000	18,718
China Yongda Automobiles Services Holdings Ltd. (China)	76,500	71,753
Chiyoda Co. Ltd. (Japan)	2,400	56,320
Cia Hering (Brazil)	4,100	23,482
CST Brands, Inc.	694	33,374
DCM Holdings Co. Ltd. (Japan)	63,400	586,214
Dick’s Sporting Goods, Inc.	1,338	65,107
DNA 2002 PCL (Thailand)*	78,900	1,883
DSW, Inc. (Class A Stock)	1,735	35,880
Express, Inc.*	2,558	23,303
Fast Retailing Co. Ltd. (Japan)	400	125,873
Fielmann AG (Germany)	1,266	97,794
Finish Line, Inc. (The) (Class A Stock)	1,069	15,212
Foot Locker, Inc.	1,554	116,255
GameStop Corp. (Class A Stock)(a)	3,168	71,438
Gap, Inc. (The)	3,701	89,897
Geo Holdings Corp. (Japan)	8,300	91,290
Giordano International Ltd. (Hong Kong)	66,000	35,766
GNC Holdings, Inc. (Class A Stock)(a)	2,886	21,241
Haverty Furniture Cos., Inc.	1,125	27,394
Hengdeli Holdings Ltd. (Hong Kong)*	424,000	63,848
Hennes & Mauritz AB (Sweden) (Class B Stock)	9,582	244,540
Holdsport Ltd. (South Africa)	1,931	8,636
Home Depot, Inc. (The)	4,154	609,932
Home Product Center PCL (Thailand)	116,448	32,702

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Honeys Holdings Co. Ltd. (Japan)	3,070	$30,710
Industria de Diseno Textil SA (Spain)	7,167	252,398
JB Hi-Fi Ltd. (Australia)	2,460	46,409
JD Sports Fashion PLC (United Kingdom)	129,625	626,362
Kingfisher PLC (United Kingdom)	60,372	247,017
Kohnan Shoji Co. Ltd. (Japan)	12,100	229,201
Komeri Co. Ltd. (Japan)	1,800	44,543
Konaka Co. Ltd. (Japan)	3,100	17,035
Koradior Holdings Ltd. (China)	11,000	12,669
K’s Holdings Corp. (Japan)	2,600	47,829
Lewis Group Ltd. (South Africa)	9,258	28,509
Lowe’s Cos., Inc.	8,717	716,625
M.Video PJSC (Russia)	1,870	12,476
Monro Muffler Brake, Inc.(a)	631	32,875
Murphy USA, Inc.*	899	66,005
Nitori Holdings Co. Ltd. (Japan)	800	101,599
Office Depot, Inc.	19,492	90,930
O’Reilly Automotive, Inc.*(a)	861	232,332
Pou Sheng International Holdings Ltd. (Hong Kong)	156,000	32,729
PTG Energy PCL (Thailand)	13,400	9,203
Rent-A-Center, Inc.	2,167	19,221
Ross Stores, Inc.	2,746	180,879
Sanrio Co. Ltd. (Japan)	1,100	20,255
Senao International Co. Ltd. (Taiwan)	9,000	15,750
Shimamura Co. Ltd. (Japan)	400	53,026
Siam Global House PCL (Thailand)	61,519	29,719
Signet Jewelers Ltd.	1,705	118,105
Staples, Inc.	20,710	181,627
Super Group Ltd. (South Africa)*	10,743	28,477
Super Retail Group Ltd. (Australia)	6,463	50,622
Symphony Holdings Ltd. (Hong Kong)	1,030,000	99,428
Tiphone Mobile Indonesia Tbk PT (Indonesia)	122,600	8,879
TJX Cos., Inc. (The)	5,136	406,155
Tractor Supply Co.	984	67,866
Tsann Kuen Enterprise Co. Ltd. (Taiwan)*	21,000	20,030
Ulta Beauty, Inc.*	393	112,095
Urban Outfitters, Inc.*	1,388	32,979
USS Co. Ltd. (Japan)	1,800	30,147
Valora Holding AG (Switzerland)*	289	99,880
Via Varejo SA (Brazil), UTS	6,400	21,016
Vitamin Shoppe, Inc.*(a)	971	19,566
WH Smith PLC (United Kingdom)	4,116	91,454
Williams-Sonoma, Inc.	685	36,730
Xebio Holdings Co. Ltd. (Japan)	2,400	37,271
Yamada Denki Co. Ltd. (Japan)	23,300	116,479
Yellow Hat Ltd. (Japan)	1,900	44,119

		8,662,956

Technology Hardware, Storage & Peripherals — 0.7%
Advantech Co. Ltd. (Taiwan)	9,596	80,331
Apple, Inc.	67,278	9,665,157
Asustek Computer, Inc. (Taiwan)	67,000	662,440
Aten International Co. Ltd. (Taiwan)*	8,000	22,543
Axiomtek Co. Ltd. (Taiwan)*	5,000	9,343
BOE Technology Group Co. Ltd. (China) (Class B Stock)	112,600	40,423

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Cal-Comp Electronics Thailand PCL (Thailand) (Class F Stock)	265,354	$23,475
Canon, Inc. (Japan)	23,700	740,119
Chicony Electronics Co. Ltd. (Taiwan)*	36,365	92,749
CMC Magnetics Corp. (Taiwan)*	429,852	56,088
DFI, Inc. (Taiwan)	7,000	12,874
Eizo Corp. (Japan)	8,600	248,000
Elitegroup Computer Systems Co. Ltd. (Taiwan)	59,216	42,647
FUJIFILM Holdings Corp. (Japan)	13,700	537,011
Getac Technology Corp. (Taiwan)	37,000	53,163
Gigabyte Technology Co. Ltd. (Taiwan)	52,000	71,810
Ibase Technology, Inc. (Taiwan)	1,269	2,690
IEI Integration Corp. (Taiwan)	17,660	27,879
Infortrend Technology, Inc. (Taiwan)*	40,000	22,344
Inventec Corp. (Taiwan)	254,000	190,452
Jess-Link Products Co. Ltd. (Taiwan)	16,000	17,159
Lenovo Group Ltd. (China)	510,000	336,195
Lite-On Technology Corp. (Taiwan)	177,261	305,538
Logitech International SA (Switzerland)	5,910	187,814
Melco Holdings, Inc. (Japan)	2,700	78,106
Micro-Star International Co. Ltd. (Taiwan)	40,000	93,085
Mitac Holdings Corp. (Taiwan)	47,000	52,210
Neopost SA (France)	335	12,845
NetApp, Inc.	4,290	179,537
Portwell, Inc. (Taiwan)	10,000	12,938
Primax Electronics Ltd. (Taiwan)*	32,000	52,476
Qisda Corp. (Taiwan)	102,000	59,164
Quanta Computer, Inc. (Taiwan)	192,000	390,374
Ricoh Co. Ltd. (Japan)	32,800	270,567
Riso Kagaku Corp. (Japan)	4,200	73,834
Ritek Corp. (Taiwan)*	369,398	68,678
Samsung Electronics Co. Ltd. (South Korea)	2,546	4,685,698
Sunrex Technology Corp. (Taiwan)	45,612	29,835
Transcend Information, Inc. (Taiwan)*	15,000	49,141
TSC Auto ID Technology Co. Ltd. (Taiwan)*	1,000	7,613

		19,564,345

Textiles, Apparel & Luxury Goods — 0.3%
361 Degrees International Ltd. (China)	99,000	35,813
adidas AG (Germany)	1,802	342,799
Aksa Akrilik Kimya Sanayii A/S (Turkey)	7,006	20,705
ANTA Sports Products Ltd. (China)	41,000	113,434
Arezzo Industria e Comercio SA (Brazil)	1,200	11,948
Asics Corp. (Japan)	3,200	51,487
Belle International Holdings Ltd. (China)	606,000	394,148
Best Pacific International Holdings Ltd. (China) (Class H Stock)	28,000	22,457
Bijou Brigitte AG (Germany)	651	40,285
Bosideng International Holdings Ltd. (Hong Kong)	634,000	54,692
Brunello Cucinelli SpA (Italy)	2,715	64,605
C.Banner International Holdings Ltd. (China)*	89,000	33,221
Cabbeen Fashion Ltd. (China)	54,000	15,357
Carter’s, Inc.	813	73,007
CCC SA (Poland)	477	28,606
China Dongxiang Group Co. Ltd. (China)	541,000	103,765

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
China Lilang Ltd. (China)	60,000	$39,945
Christian Dior SE (France)	765	177,578
Citychamp Watch & Jewellery Group Ltd. (Hong Kong)	136,000	29,063
Coach, Inc.	2,818	116,468
Cosmo Lady China Holdings Co. Ltd. (China), 144A	85,000	25,497
Daphne International Holdings Ltd. (China)*	76,000	7,450
De Licacy Industrial Co. Ltd. (Taiwan)	9,000	8,557
Deckers Outdoor Corp.*	695	41,512
Eclat Textile Co. Ltd. (Taiwan)	6,191	62,055
Everest Textile Co. Ltd. (Taiwan)*	31,000	17,113
Feng TAY Enterprise Co. Ltd. (Taiwan)	13,896	55,374
Fila Korea Ltd. (South Korea)	1,003	62,862
Formosa Taffeta Co. Ltd. (Taiwan)*	102,000	108,930
Forus SA (Chile)	4,865	19,427
Fuguiniao Co. Ltd. (China) (Class H Stock)^	50,000	3,217
Gildan Activewear, Inc. (Canada)	3,800	102,669
Grendene SA (Brazil)	4,000	29,004
Guararapes Confeccoes SA (Brazil)	600	14,349
Gunze Ltd. (Japan)	24,000	98,173
Handsome Co. Ltd. (South Korea)	1,910	48,437
Hanesbrands, Inc.(a)	5,675	117,813
Hansae Co. Ltd. (South Korea)	1,102	23,881
Hermes International (France)	170	80,476
HOSA International Ltd. (China)	76,000	24,263
Kering (France)	1,140	294,651
Kwong Fong Industries Corp. (Taiwan)	21,852	21,569
Lao Feng Xiang Co. Ltd. (China) (Class B Stock)	7,800	27,479
Lealea Enterprise Co. Ltd. (Taiwan)	170,258	46,633
LF Corp. (South Korea)	2,778	55,687
Li Ning Co. Ltd. (China)*	81,291	47,745
Li Peng Enterprise Co. Ltd. (Taiwan)*	156,650	41,810
Lululemon Athletica, Inc.*(a)	855	44,349
Luthai Textile Co. Ltd. (China) (Class B Stock)	30,000	35,558
Luxottica Group SpA (Italy)	1,901	104,910
LVMH Moet Hennessy Louis Vuitton SE (France)	3,015	662,676
Makalot Industrial Co. Ltd. (Taiwan)	9,731	39,918
MC Group PCL (Thailand)	38,800	23,260
Michael Kors Holdings Ltd.*	3,153	120,161
Nan Liu Enterprise Co. Ltd. (Taiwan)*	2,000	10,182
NIKE, Inc. (Class B Stock)	13,417	747,729
Onward Holdings Co. Ltd. (Japan)	11,000	75,580
Pan Brothers Tbk PT (Indonesia)	225,300	9,045
Pandora A/S (Denmark)	1,061	117,430
Pegas Nonwovens SA (Czech Republic)	1,373	44,515
Pou Chen Corp. (Taiwan)	224,000	310,017
PRADA SpA (Italy)	17,500	73,609
Puma SE (Germany)	269	84,047
Ralph Lauren Corp.	1,125	91,823
Restoque Comercio e Confeccoes de Roupas SA (Brazil)*	6,600	9,403
Safilo Group SpA (Italy)*	2,483	17,645
Samsonite International SA	32,400	118,030
Sanyo Shokai Ltd. (Japan)	15,000	22,256

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Shanghai Haixin Group Co. (China) (Class B Stock)	26,100	$19,314
Shaw Brothers Holdings Ltd. (China)*	62,000	6,150
Shenzhou International Group Holdings Ltd. (China)	26,000	164,092
Silverman Holdings Ltd. (China)*	100,000	14,276
Sri Rejeki Isman Tbk PT (Indonesia)	667,800	17,537
Tainan Enterprises Co. Ltd. (Taiwan)	17,000	15,127
Tainan Spinning Co. Ltd. (Taiwan)*	143,143	71,465
Taiwan Paiho Ltd. (Taiwan)*	11,000	37,713
Texwinca Holdings Ltd. (Hong Kong)	48,000	32,311
Toung Loong Textile Manufacturing (Taiwan)*	3,000	8,007
TSI Holdings Co. Ltd. (Japan)	7,800	56,260
VF Corp.	3,604	198,112
Victory City International Holdings Ltd. (Hong Kong)	442,000	15,354
Vistula Group SA (Poland)*	1,404	1,175
Wacoal Holdings Corp. (Japan)	8,000	98,830
Weiqiao Textile Co. (China) (Class H Stock)	93,500	67,226
Xtep International Holdings Ltd. (China)	100,000	39,385
Yondoshi Holdings, Inc. (Japan)	1,500	33,501
Youngone Corp. (South Korea)	1,621	48,262
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	35,000	137,538
Zig Sheng Industrial Co. Ltd. (Taiwan)	83,000	28,157

		7,127,951

Thrifts & Mortgage Finance — 0.1%
Aareal Bank AG (Germany)	14,544	562,291
Amlak Finance PJSC (United Arab Emirates)*	669,159	198,593
Astoria Financial Corp.	4,585	94,038
Capitol Federal Financial, Inc	6,201	90,721
Deutsche Pfandbriefbank AG (Germany), 144A	23,637	294,049
EverBank Financial Corp.	2,222	43,285
Genworth MI Canada, Inc. (Canada)	3,200	88,479
Kearny Financial Corp.	7,594	114,290
Malaysia Building Society Bhd (Malaysia)	85,400	25,089
New York Community Bancorp, Inc.	11,148	155,738
Northwest Bancshares, Inc.	3,044	51,261
OneSavings Bank PLC (United Kingdom)	20,969	106,062
Oritani Financial Corp.	3,902	66,334
Provident Financial Services, Inc.	3,372	87,166
Walker & Dunlop, Inc.*	1,342	55,948
Washington Federal, Inc.	4,253	140,774

		2,174,118

Tobacco — 0.1%
Altria Group, Inc.	3,792	270,825
British American Tobacco Malaysia Bhd (Malaysia)	1,700	17,509
British American Tobacco PLC (United Kingdom)	8,556	567,656
Gudang Garam Tbk PT (Indonesia)	15,500	76,225
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	100,300	29,364
Imperial Brands PLC (United Kingdom)	9,027	437,481

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Tobacco (cont’d.)
Japan Tobacco, Inc. (Japan)	13,400	$436,137
KT&G Corp. (South Korea)	2,256	196,782
Philip Morris CR A/S (Czech Republic)	82	43,886
Reynolds American, Inc.	9,046	570,079
Universal Corp.	1,341	94,876

		2,740,820

Trading Companies & Distributors — 0.2%
AKR Corporindo Tbk PT (Indonesia)	34,200	16,035
B&B Tools AB (Sweden) (Class B Stock)	9,368	200,613
BayWa AG (Germany)*	2,600	85,688
BEP International Holdings Ltd. (Hong Kong)	120,000	6,645
Brenntag AG (Germany)	2,830	158,613
Bunzl PLC (United Kingdom)	6,667	193,779
Cramo OYJ (Finland)	1,495	34,037
Daiichi Jitsugyo Co. Ltd. (Japan)	14,000	87,823
Fastenal Co.	2,153	110,880
Ferreycorp SAA (Peru)	135,278	84,952
Fly Leasing Ltd. (Ireland), ADR*	2,864	37,576
Greater China Financial Holdings Ltd. (Hong Kong)*	436,000	13,623
Hanwa Co. Ltd. (Japan)	3,000	21,359
Hudaco Industries Ltd. (South Africa)	991	10,668
Inaba Denki Sangyo Co. Ltd. (Japan)	5,200	186,594
Inabata & Co. Ltd. (Japan)	6,900	84,447
Invicta Holdings Ltd. (South Africa)	3,332	14,573
Iwatani Corp. (Japan)	15,000	87,434
Kamei Corp. (Japan)	13,500	150,575
Kloeckner & Co. SE (Germany)*	35,599	384,390
Kuroda Electric Co. Ltd. (Japan)	2,500	54,535
Lumax International Corp. Ltd. (Taiwan)	7,000	12,551
Mills Estruturas e Servicos de Engenharia SA (Brazil)*	4,900	5,838
MISUMI Group, Inc. (Japan)	3,000	54,463
Mitsui & Co. Ltd. (Japan)	59,100	858,252
MSC Industrial Direct Co., Inc. (Class A Stock)	858	88,168
Nagase & Co. Ltd. (Japan)	14,000	195,615
Nishio Rent All Co. Ltd. (Japan)	2,100	59,123
Prosperity International Holdings HK Ltd. (Hong Kong)*	720,000	11,412
Ramirent OYJ (Finland)	19,505	156,880
Seven Group Holdings Ltd. (Australia)	5,967	48,809
Shanghai Dasheng Agricultural Finance Technology Co. Ltd. (China) (Class H Stock)	200,000	19,552
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. (China) (Class B Stock)	5,800	9,744
Solar A/S (Denmark) (Class B Stock)	889	49,086
Sumitomo Corp. (Japan)	9,900	133,560
Tomoe Engineering Co. Ltd. (Japan)	2,200	35,963
Toromont Industries Ltd. (Canada)	2,000	69,978
Trencor Ltd. (South Africa)	13,094	38,694
W.W. Grainger, Inc.(a)	574	133,604
Wakita & Co. Ltd. (Japan)	5,300	50,410
Watsco, Inc.	364	52,118

	Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors (cont’d.)
Wolseley PLC (Switzerland)	2,837	$178,621

		4,287,280

Transportation Infrastructure — 0.2%
Abertis Infraestructuras SA (Spain)	6,646	106,985
Aena SA (Spain), 144A(g)	1,283	202,791
Aeroports de Paris (France)	954	117,863
Airports of Thailand PCL (Thailand)	116,000	132,499
Anhui Expressway Co. Ltd. (China) (Class H Stock)	14,000	11,081
ASTM SpA (Italy)	6,716	100,733
Atlantia SpA (Italy)	5,909	152,430
Auckland International Airport Ltd. (New Zealand)	20,607	97,576
Bangkok Expressway & Metro PCL (Thailand)	205,500	45,451
BBA Aviation PLC (United Kingdom)	30,002	114,400
Beijing Capital International Airport Co. Ltd. (China) (Class H Stock)	212,000	253,763
CCR SA (Brazil)	11,300	65,152
China Merchants Port Holdings Co. Ltd. (China)	82,000	240,182
CIG Yangtze Ports PLC (Hong Kong)*	28,000	3,639
COSCO Shipping International Hong Kong Co. Ltd. (China)	88,000	37,845
COSCO Shipping Ports Ltd. (China)	238,000	262,838
EcoRodovias Infraestrutura e Logistica SA (Brazil)	3,400	9,785
Enav SpA (Italy), 144A*	13,429	54,546
Flughafen Wien AG (Austria)	2,252	70,981
Flughafen Zuerich AG (Switzerland)	484	103,120
Fraport AG Frankfurt Airport Services Worldwide (Germany)	1,240	87,679
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)(g)	5,700	30,874
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	8,400	81,576
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR	510	88,352
Guangdong Provincial Expressway Development Co. Ltd. (China) (Class B Stock)	72,900	53,374
Hamburger Hafen und Logistik AG (Germany)	9,218	172,501
HNA Infrastructure Co. Ltd. (China) (Class H Stock)	22,000	19,498
Hopewell Highway Infrastructure Ltd. (Hong Kong)	5,050	2,723
Hutchison Port Holdings Trust (Hong Kong), UTS	230,000	95,449
Jasa Marga Persero Tbk PT (Indonesia)	58,100	20,143
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	62,000	89,063
Jinzhou Port Co. Ltd. (China) (Class B Stock)	39,700	21,405
Kamigumi Co. Ltd. (Japan)	2,000	17,333
Lingkaran Trans Kota Holdings Bhd (Malaysia)	6,400	8,704
Macquarie Infrastructure Corp.	128	10,314

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Transportation Infrastructure (cont’d.)
Mitsubishi Logistics Corp. (Japan)	4,000	$55,220
Nissin Corp. (Japan)	29,000	97,069
Nusantara Infrastructure Tbk PT (Indonesia)*	1,031,500	10,140
Port of Tauranga Ltd. (New Zealand)	9,740	28,466
Promotora y Operadora de Infraestructura SAB de CV (Mexico)*	5,315	57,385
Promotora y Operadora de Infraestructura SAB de CV (Mexico)*	1,700	13,799
Prumo Logistica SA (Brazil)*	5,860	17,034
Qingdao Port International Co. Ltd. (China) (Class H Stock), 144A	191,000	106,734
Qinhuangdao Port Co. Ltd. (China) (Class H Stock)	188,500	52,639
Santos Brasil Participacoes SA (Brazil)*	10,500	7,614
SATS Ltd. (Singapore)	18,100	63,143
Shenzhen Chiwan Wharf Holdings Ltd. (China) (Class B Stock)	9,300	15,308
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	42,000	38,071
Sociedad Matriz SAAM SA (Chile)	601,803	56,690
Societa Iniziative Autostradali e Servizi SpA (Italy)	7,038	67,188
TAV Havalimanlari Holding A/S (Turkey)	10,032	39,983
Transurban Group (Australia)	11,565	103,089
Westports Holdings Bhd (Malaysia)	21,300	19,490
Wilson Sons Ltd. (Brazil), BDR	1,700	19,277
Yuexiu Transport Infrastructure Ltd. (China)	86,000	66,540
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	280,000	366,249

		4,283,776

Water Utilities — 0.1%
Aguas Andinas SA (Chile) (Class A Stock)	93,154	54,309
American States Water Co.	1,972	87,360
American Water Works Co., Inc.	2,078	161,606
Aqua America, Inc.	3,148	101,208
Beijing Enterprises Water Group Ltd. (China)*	242,000	179,391
California Water Service Group	3,018	108,195
China Water Affairs Group Ltd. (Hong Kong)	72,000	47,440
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil), ADR	11,600	120,755
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	3,400	47,569
CT Environmental Group Ltd. (China)	108,000	22,941
Guangdong Investment Ltd. (China)	158,000	225,295
Inversiones Aguas Metropolitanas SA (Chile)	24,639	38,814
Manila Water Co., Inc. (Philippines)	71,500	43,879
Pennon Group PLC (United Kingdom)	7,266	80,263
Severn Trent PLC (United Kingdom)	3,885	115,886
SIIC Environment Holdings Ltd. (Singapore)*	89,820	35,647
Taliworks Corp. Bhd (Malaysia)	45,400	16,502
TTW PCL (Thailand)	95,400	29,429

	Shares	Value
COMMON STOCKS (Continued)
Water Utilities (cont’d.)
United Utilities Group PLC (United Kingdom)	13,521	$168,349

		1,684,838

Wireless Telecommunication Services — 0.4%
Advanced Info Service PCL (Thailand)	27,900	144,524
America Movil SAB de CV (Mexico) (Class L Stock), ADR(a)	31,485	446,142
Axiata Group Bhd (Malaysia)	167,700	191,734
China Mobile Ltd. (China)	426,000	4,684,937
DiGi.Com Bhd (Malaysia)	7,600	8,808
Empresa Nacional de Telecomunicaciones SA (Chile)*	7,378	89,181
Far EasTone Telecommunications Co. Ltd. (Taiwan)	67,000	164,502
Freenet AG (Germany)	5,129	166,723
Globe Telecom, Inc. (Philippines)	1,110	44,948
Indosat Tbk PT (Indonesia)*	42,400	22,271
KDDI Corp. (Japan)	35,300	928,418
Maxis Bhd (Malaysia)	33,200	48,304
MegaFon PJSC (Russia), GDR, RegS	5,656	65,298
Millicom International Cellular SA (Luxembourg), SDR	2,074	115,648
NTT DOCOMO, Inc. (Japan)	27,000	630,511
Orange Belgium SA (Belgium)	7,909	168,868
Rogers Communications, Inc. (Canada) (Class B Stock)	4,000	176,862
SK Telecom Co. Ltd. (South Korea)	1,116	252,161
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	38,449	49,558
Taiwan Mobile Co. Ltd. (Taiwan)	51,000	187,366
Tele2 AB (Sweden) (Class B Stock)	8,745	83,471
TIM Participacoes SA (Brazil), ADR	4,880	77,982
T-Mobile US, Inc.*	2,343	151,334
Turkcell Iletisim Hizmetleri A/S (Turkey)*	41,363	136,257
Vodacom Group Ltd. (South Africa)	7,684	86,981
Vodafone Group PLC (United Kingdom), ADR	59,818	1,580,990
XL Axiata Tbk PT (Indonesia)*	144,700	33,227

		10,737,006

TOTAL COMMON STOCKS (cost $661,222,633)		725,155,047

PREFERRED STOCKS — 0.2%
Automobiles — 0.0%
Hyundai Motor Co. (South Korea) (2nd PRFC)	2,116	195,923

Banks — 0.1%
Absa Bank Ltd. (South Africa) (PRFC)	80	4,648
Banco ABC Brasil SA (Brazil) (PRFC)	6,300	37,571
Banco Davivienda SA (Colombia) (PRFC)	16,670	173,485
Grupo Aval Acciones y Valores SA (Colombia) (PRFC)	70,941	28,870
Itau Unibanco Holding SA (Brazil) (PRFC)	74,916	909,349
Itausa - Investimentos Itau SA (Brazil) (PRFC)	119,350	364,081
Shinkin Central Bank (Japan) (PRFC A)	70	147,449

		1,665,453

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Beverages — 0.0%
Coca-Cola Embonor SA (Chile) (PRFC B)	21,265	$52,689
Embotelladora Andina SA (Chile) (PRFC B)	8,029	31,280
Embotelladora Andina SA (Chile) (PRFC A)	7,705	29,775

		113,744

Chemicals — 0.0%
Braskem SA (Brazil) (PRFC A)	4,100	41,739

Construction Materials — 0.0%
Cementos Argos SA (Colombia) (PRFC)	6,517	24,844
Grupo Argos SA (Colombia) (PRFC)	11,176	74,637
STO SE & Co. KGaA (Germany) (PRFC)	1,684	174,121

		273,602

Diversified Financial Services — 0.0%
Grupo de Inversiones Suramericana SA (Colombia) (PRFC)	9,835	130,678

Electric Utilities — 0.0%
Centrais Eletricas Brasileiras SA (Brazil) (PRFC B)*	8,700	61,833
Cia de Transmissao de Energia Eletrica Paulista (Brazil) (PRFC)	1,400	29,211
Cia Energetica do Ceara (Brazil) (PRFC A)	1,100	16,788

		107,832

Food & Staples Retailing — 0.0%
Cia Brasileira de Distribuicao (Brazil) (PRFC)	6,900	132,860

Gas Utilities — 0.0%
Cia de Gas de Sao Paulo - COMGAS (Brazil) (PRFC A)	2,200	32,600

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)*	1,886	241,739

Independent Power & Renewable Electricity Producers — 0.0%
Cia Energetica de Sao Paulo (Brazil) (PRFC B)	13,900	85,693

Machinery — 0.0%
Jungheinrich AG (Germany) (PRFC)	352	11,683
Marcopolo SA (Brazil) (PRFC)	25,100	20,926
Randon SA Implementos e Participacoes (Brazil) (PRFC)*	8,325	12,897

		45,506

Metals & Mining — 0.0%
Cia Ferro Ligas da Bahia - FERBASA (Brazil) (PRFC)	3,900	13,330

Multiline Retail — 0.0%
Lojas Americanas SA (Brazil) (PRFC)	2,000	10,439

Oil, Gas & Consumable Fuels — 0.1%
Bashneft PJSC (Russia) (PRFC)	1,813	40,796
Surgutneftegas OJSC (Russia) (PRFC)	1,046,800	598,489
Tatneft PJSC (Russia) (PRFC 3)	14,090	51,166
Transneft PJSC (Russia) (PRFC)	353	1,086,570

		1,777,021

Paper & Forest Products — 0.0%
Suzano Papel e Celulose SA (Brazil) (PRFC)	27,800	117,661

	Shares	Value
PREFERRED STOCKS (Continued)
Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	425	$608,766

Textiles, Apparel & Luxury Goods — 0.0%
Alpargatas SA (Brazil) (PRFC)	8,230	32,099

TOTAL PREFERRED STOCKS (cost $4,654,395)		5,626,685

	Units
RIGHTS* — 0.0%
Banks — 0.0%
Doha Bank QSC (Qatar), expiring 05/19/17	3,636	6,406

Commercial Services & Supplies — 0.0%
Downer EDI Ltd. (Australia), expiring 04/11/17	40,091	368

Food & Staples Retailing — 0.0%
Casa Ley^(g)	5,004	1,127
Property Development Centers, expiring 01/30/19^(g)	5,004	—

		1,127

Healthcare Providers & Services — 0.0%
Life Healthcare Group Holdings Ltd. (South Africa), expiring 04/13/17	3,901	1,308

Household Durables — 0.0%
Gafisa SA (Brazil), expiring 04/15/17	1,787	2,295

Internet & Direct Marketing Retail — 0.0%
B2W Cia Digital (Brazil), expiring 04/27/17	546	248

Media — 0.0%
Media General, Inc.^	2,019	—

Real Estate Management & Development — 0.0%
C C Land Holdings Ltd. (Hong Kong),expiring 04/21/17	140,000	1,083
Sentul City Tbk PT (Indonesia), expiring 04/13/17	728,460	—
WHA Corp. PCL (Thailand), expiring 04/13/17^	1,565	—

		1,083

Road & Rail — 0.0%
Cosan Logistica SA (Brazil), expiring 04/21/17	40	4

TOTAL RIGHTS (cost $7,329)		12,839

	Shares
UNAFFILIATED EXCHANGE TRADED FUNDS — 0.9%
Health Care Select Sector SPDR Fund	187,668	13,954,992
iShares MSCI India ETF	30,461	959,065
iShares MSCI India Index ETF*	1,218,882	9,556,035
SPDR Dow Jones International Real Estate	3,685	137,819
Vanguard REIT Fund	1,671	138,008

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $22,691,191)		24,745,919

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
UNAFFILIATED FUNDS — 0.2%
Chemtrade Logistics Income Fund	3,200	$44,637
CPN Retail Growth Leasehold Property Fund	55,600	30,912
Delta Property Fund Ltd.	21,004	13,920
Goldman Sachs Local Emerging Markets Debt Fund	1,030,961	6,567,219
HBM Healthcare Investments AG (Class A Stock)*	1,152	128,094
Samui Airport Property Fund Leasehold	27,900	19,323

TOTAL UNAFFILIATED FUNDS (cost $7,309,166)		6,804,105

	Units
WARRANTS* — 0.0%
Electronic Equipment, Instruments & Components — 0.0%
Samart Corp. PCL (Thailand), expiring 02/19/18(g)	5,080	98

Hotels, Restaurants & Leisure — 0.0%
Minor International PCL (Thailand), expiring 11/03/17(g)	1,675	150

Marine — 0.0%
Precious Shipping PCL (Thailand), expiring 06/15/18(g)	1,460	74

Pharmaceuticals — 0.0%
Adcock Ingram Holdings Ltd. (South Africa),expiring 07/26/19	157	63

TOTAL WARRANTS (cost $135)		385

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 6.0%
Collateralized Loan Obligations — 2.3%
ACIS CLO Ltd. (Cayman Islands),
Series 2013-2A, Class A, 144A
1.523%(c)	10/14/22	1,252	1,251,915
Series 2013-2A, Class B, 144A
2.813%(c)	10/14/22	1,258	1,258,499
Series 2013-2A, Class BR, 144A^
2.200%(c)	10/14/22	2,600	2,597,399
Series 2013-2A, Class C1, 144A
3.843%(c)	10/14/22	966	966,746
Series 2013-2A, Class C1R, 144A^
2.450%(c)	10/14/22	2,050	2,049,999
Series 2014-4A, Class A, 144A
2.454%(c)	05/01/26	7,644	7,639,191
Anchorage Capital CLO 4 Ltd. (Cayman Islands),
Series 2014-4A, Class A1A, 144A
2.489%(c)	07/28/26	7,450	7,473,175
Apidos CLO XIX (Cayman Islands),
Series 2014-19A, Class A1R, 144A
2.234%(c)	10/17/26	2,350	2,352,035
Brentwood CLO Corp. (Cayman Islands),
Series 2006-1A, Class A1A, 144A
1.304%(c)	02/01/22	603	602,556
Series 2006-1A, Class A1B, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
1.304%(c)	02/01/22	234	$233,549
Cedar Funding V CLO Ltd. (Cayman Islands),
Series 2016-5A, Class A1, 144A
2.633%(c)	07/17/28	9,000	9,059,774
Crown Point CLO III Ltd. (Cayman Islands),
Series 2015-3A, Class A1A, 144A
2.433%(c)	12/31/27	8,684	8,684,133
Sound Point CLO VI Ltd. (Cayman Islands),
Series 2014-2A, Class A1, 144A
2.390%(c)	10/20/26	8,114	8,124,333
Sound Point CLO XV Ltd. (Cayman Islands),
Series 2017-1A, Class A, 144A(g)
2.496%(c)	01/23/29	2,000	2,004,877
TICP CLO VI Ltd. (Cayman Islands),
Series 2016-6A, Class A, 144A
2.434%(c)	01/15/29	5,650	5,642,231

			59,940,412

Non-Residential Mortgage-Backed Securities — 3.7%
Access Group, Inc.,
Series 2015-1, Class A, 144A
1.682%(c)	07/25/56	2,038	2,023,740
Access to Loans for Learning Student Loan Corp.,
Series 2013-I, Class A
1.782%(c)	02/25/41	1,070	1,055,567
Chase Education Loan Trust,
Series 2007-A, Class A3
1.221%(c)	12/28/23	519	516,796
ECMC Group Student Loan Trust,
Series 2016-1A, Class A, 144A
2.332%(c)	07/26/66	5,178	5,174,711
Edsouth Indenture No. 10 LLC,
Series 2015-2, Class A, 144A
1.982%(c)	12/25/56	3,789	3,793,875
Edsouth Indenture No. 5 LLC,
Series 2014-1, Class A, 144A
1.682%(c)	02/25/39	2,166	2,138,394
Edsouth Indenture No. 6 LLC,
Series 2014-2, Class A, 144A
1.662%(c)	05/25/39	2,655	2,614,720
Education Loan Asset-Backed Trust I,
Series 2013-1, Class A2, 144A
1.782%(c)	04/26/32	7,800	7,591,260
GM Financial Automobile Leasing Trust,
Series 2015-1, Class A3
1.530%	09/20/18	2,401	2,403,140
Golden Credit Card Trust (Canada),
Series 2016-5A, Class A, 144A
1.600%	09/15/21	5,000	4,961,312
Higher Education Funding I,
Series 2014-1, Class A, 144A
2.102%(c)	05/25/34	3,909	3,755,939
Montana Higher Education Student Assistance Corp.,
Series 2012-1, Class A3
2.028%(c)	07/20/43	2,850	2,769,053
Navient Student Loan Trust,
Series 2016-5A, Class A, 144A
2.232%(c)	06/25/65	10,598	10,758,809
Series 2016-7A, Class A, 144A

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
2.132%(c)	03/25/66	5,274	$5,326,191
Series 2017-2A, Class A, 144A^
2.079%(c)	12/27/66	9,350	9,350,000
Nelnet Student Loan Trust,
Series 2006-1, Class A5
1.163%(c)	08/23/27	3,218	3,204,744
Series 2006-1, Class A6, 144A
1.503%(c)	08/23/36	4,950	4,669,799
Series 2013-5A, Class A, 144A
1.612%(c)	01/25/37	888	886,024
New Hampshire Higher Education Loan Corp.,
Series 2011-1, Class A3
1.888%(c)	10/25/37	3,350	3,283,905
North Carolina State Education Assistance Authority,
Series 2010-1, Class A1
1.938%(c)	07/25/41	2,118	2,088,922
Northstar Education Finance, Inc.,
Series 2004-2, Class A3
1.209%(c)	07/30/18	144	143,611
PHEAA Student Loan Trust,
Series 2016-1A, Class A, 144A
2.132%(c)	09/25/65	5,279	5,317,952
Scholar Funding Trust,
Series 2010-A, Class A, 144A
1.789%(c)	10/28/41	1,644	1,620,401
SLC Student Loan Trust,
Series 2006-2, Class A5
1.231%(c)	09/15/26	3,635	3,620,542
SLM Student Loan Trust,
Series 2004-8A, Class A6, 144A
1.668%(c)	01/25/40	3,700	3,560,991
Series 2005-3, Class A5
1.128%(c)	10/25/24	1,653	1,648,374
Series 2005-5, Class A5
1.788%(c)	10/25/40	1,050	1,010,452
South Carolina Student Loan Corp.,
Series 2010-1, Class A2
2.038%(c)	07/25/25	702	706,561
Series 2014-1, Class A1
1.534%(c)	05/01/30	3,450	3,404,598

			99,400,383

TOTAL ASSET-BACKED SECURITIES (cost $158,653,710)			159,340,795

BANK LOANS(c) — 1.9%
Aerospace & Defense — 0.1%
Rexnord LLC/RBS Global, Inc.,
Term Loan B(g)
3.793%	08/21/23	525	526,931
TransDigm, Inc.,
Tranche Term Loan F
3.982%	06/09/23	1,020	1,014,125

			1,541,056

Airlines — 0.1%
Air Canada,
Term Loan
3.755%	10/06/23	150	151,349

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Airlines (cont’d.)
Delta Air Lines, Inc.,
Term Loan
3.354%	10/18/18	1,166	$1,173,424

			1,324,773

Asset Management — 0.0%
Victory Capital Holdings,
Initial Term Loan(g)
8.647%	10/29/21	113	114,042

Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.,
Term loan
3.240%	03/08/24	125	124,999

Building Products — 0.0%
American Builders & Contractors Supply Co., Inc.,
Restatement Effective Date Term Loan
3.732%	10/31/23	524	526,079
JELD-WEN, Inc.,
Term Loan B-3
4.000%	07/01/22	249	250,854

			776,933

Capital Markets — 0.0%
SS&C European Holdings,
Term Loan B (First Lien)
3.031%	07/08/22	199	200,161
Term Loan B-2
3.232%	07/08/22	17	17,062

			217,223

Chemicals — 0.1%
Alpha 3 B.V.,
Initial Term Loan B-1
4.147%	01/31/24	425	426,992
Axalta Coating Systems Dutch Holding B B.V.,
Initial Term Loan B-1
3.250%	02/01/23	1,064	1,072,544

			1,499,536

Commercial Services — 0.0%
Ancestry.com Operations Inc.,
Term Loan (First Lien)(g)
4.250%	10/19/23	124	124,781

Commercial Services & Supplies — 0.0%
Advanced Disposal,
Additional Term Loan
3.698%	11/10/23	806	811,206

Containers & Packaging — 0.0%
Sig Combibloc Holdings S.C.A,
Initial Term Loan Dollar
4.000%	03/11/22	763	766,692

Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions LLC,
Effective Date Incremental Term Loan
3.732%	11/07/23	394	397,195

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
BANK LOANS(c) (Continued)
Diversified Financial Services — 0.0%
Flex Acquisition Company, Inc.,
Initial Term Loan
4.250%	12/16/23	75		$75,469

Diversified Telecommunication Services — 0.1%
Intelsat Jackson Holdings SA,
Tranche Term Loan B-2
3.887%	06/30/19	1,625		1,599,609

Electric Utilities — 0.0%
Pike Corp.,
Term Loan (Second Lien)
4.750%	03/01/24	50		50,469

Electronic Equipment, Instruments & Components — 0.0%
Energy Solutions LLC,
Term Advance^(g)
6.750%	05/29/20	1,014		1,025,028

Energy Equipment & Services — 0.0%
FTS International, Inc.,
Term Loan
5.750%	04/16/21	300		260,063

Food & Staples Retailing — 0.1%
BJ’s Wholesale Club, Inc.,
Initial Term Loan (Second Lien)
8.500%	01/27/25	800		779,499
Tranche Term Loan B (First Lien)
4.750%	01/27/24	750		732,032
Rite Aid Corporation,
Tranche 2 Term Loan (Second Lien)
4.875%	06/21/21	600		600,749
US Foods, Inc.,
Initial Term Loan
3.732%	06/27/23	1,033		1,041,696

				3,153,976

Food Products — 0.1%
Blue Buffalo Company, LTD.,
Term Loan B-3^(g)
3.780%	08/08/19	615		620,049
Shearer’s Foods LLC,
Term Loan (First Lien)(g)
5.084%	06/30/21	585		583,538
Term Loan (Second Lien)^(g)
7.897%	06/30/22	600		581,999

				1,785,586

Health Care Equipment & Supplies — 0.0%
Sterigenics-Nordion Holdings LLC,
Initial Term Loan
4.397%	05/15/22	199		199,494

Health Care Providers & Services — 0.1%
Air Medical Group Holdings, Inc.,
2016 New Term Loan
5.000%	04/28/22	25		24,766
Initial Term Loan
4.250%	04/28/22	795		793,203
American Renal Holdings Inc.,
Term Loan B (First Lien)
4.750%	09/20/19	—	(r)	37

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Health Care Providers & Services (cont’d.)
CHS/Community Health Systems, Inc.,
Incremental 2021 Term Loan H
4.048%	01/27/21	275	$270,818
MPH Acquisition Holdings LLC,
Initial Term Loan
4.897%	06/07/23	626	633,545
U.S. Renal Care, Inc.,
Term Loan B
5.397%	12/30/22	1,138	1,063,908
Weight Watchers International, Inc.,
Initial Tranche Term Loan B-2
4.250%	04/02/20	150	139,378

			2,925,655

Healthcare-Services — 0.0%
HCA, Inc.,
Term Loan B9 (First Lien)
4.031%	03/17/23	946	949,628
Team Health Holdings, Inc.,
Initial Term Loan
3.750%	01/12/24	100	99,425

			1,049,053

Hotels, Restaurants & Leisure — 0.1%
1011778 B.C. Unlimited Liability Co.,
Term Loan B-3(g)
3.250%	02/28/24	996	997,098
Term Loan B-2
3.750%	02/16/24	275	275,229
Eldorado Resorts, Inc.,
Term Loan
— %(p)	03/16/24	150	150,063
Four Seasons Holdings Inc.,
Additional Term Loan
3.750%	06/27/20	255	257,798
La Quinta Intermediate Holdings LLC,
Initial Term Loan
3.772%	04/14/21	389	390,976

			2,071,164

Household Products/Wares — 0.0%
Prestige Brands, Inc.,
Term Loan B-4
3.732%	01/12/24	194	195,186

Independent Power & Renewable Electricity Producers — 0.0%
Calpine Corporation,
Term Loan
2.740%	11/30/17	91	90,909

Insurance — 0.1%
Asurion LLC,
Replacement Term Loan B-4
4.250%	08/04/22	638	640,680
Term Loan (Second Lien)
8.500%	03/03/21	1,175	1,186,383
Sedgwick Claims Management Services, Inc.,
Initial Term Loan (First Lien)
3.750%	03/01/21	394	394,509

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Insurance (cont’d.)
Sedgwick Holdings,
2016 New Term Loan
4.397%	03/01/21	496	$497,668

			2,719,240

IT Services — 0.1%
EVO Payments International LLC,
Initial Term Loan (First Lien)(g)
6.000%	12/08/23	400	403,625
First Data Corp.,
2021 New Dollar Term Loan
3.984%	03/24/21	927	933,220
Vantiv LLC,
Term Loan B
3.412%	10/14/23	981	987,945

			2,324,790

Machinery — 0.1%
Crosby US Acquisition Corp.,
Initial Term Loan (First Lien)
4.052%	11/23/20	448	413,087
Gates Global LLC,
Initial Dollar Term Loan
4.397%	07/06/21	918	919,387
Safway Group Holding LLC,
Initial Term Loan
5.750%	08/21/23	75	75,309

			1,407,783

Media — 0.3%
Acosta, Inc.,
Term Loan B
4.289%	09/26/21	99	92,251
AMC Entertainment Holdings, Inc.,
2016 Incremental Term Loan
3.733%	12/15/23	100	100,675
Cengage Learning Acquisitions, Inc.,
2016 Refinancing Term Loan
5.250%	06/07/23	150	142,696
Charter Communications Operating LLC,
Term Loan H-1(g)
2.990%	01/15/22	545	545,559
Clear Channel Communications, Inc.,
Incremental 2021 Term Loan H
4.054%	07/30/19	225	191,813
Term Loan
— %(p)	01/30/19	50	42,917
E.W. Scripps Company, The,
Tranche Term Loan B(g)
3.490%	11/26/20	2,831	2,859,174
Entercom Radio, LLC,
Term Loan B
4.547%	11/01/23	95	95,798
Getty Images, Inc.,
Initial Term Loan
4.750%	10/18/19	1,667	1,454,543
Lions Gate Entertainment, Inc.,
Term Loan B
3.982%	12/08/23	100	100,399

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Media (cont’d.)
McGraw-Hill Global Education Holdings LLC,
Term Loan B (First Lien)
5.000%	05/04/22	274	$270,937
NEP/NCP Holdco, Inc.,
Amendment No. 3 Incremental Term Loan (First Lien)
4.250%	01/22/20	1,058	1,058,828
Term Loan (Second Lien)(g)
10.000%	07/22/20	525	530,687
Nielsen Finance LLC,
Term Loan B-3
3.354%	10/04/23	175	175,556
Salem Media Group, Inc.,
Term Loan
4.500%	03/13/20	147	143,654
Virgin Media Bristol LLC,
Term Loan
3.662%	01/31/25	525	526,181
WMG Acquisition Corp.,
Tranche Term Loan C
3.750%	11/01/23	90	90,267

			8,421,935

Metals & Mining — 0.0%
Atkore International, Inc.,
Initial Incremental Term Loan (First Lien)
4.150%	12/22/23	388	391,332
FMG Resources,
Term Loan
3.750%	06/30/19	130	130,325

			521,657

Oil, Gas & Consumable Fuels — 0.0%
Magnum Hunter Resources Corp.,
Exit Term Loan^(g)
8.000%	05/06/19	36	35,985
MEG Energy Corp.,
Initial Term Loan
4.540%	12/31/23	850	849,351
Murray Energy Corporation,
Term Loan
8.397%	04/16/20	224	219,657

			1,104,993

Packaging & Containers — 0.1%
Berry Plastics Corporation,
Term Loan I
3.482%	10/01/22	931	933,915
Reynolds Group Holdings,
Incremental U.S. Term Loan
3.781%	02/05/23	889	892,600

			1,826,515

Pharmaceuticals — 0.1%
Catalent Pharma Solutions, Inc.,
Dollar Term Loan
3.750%	05/20/21	522	527,145
Endo Luxembourg Finance Co.,
2015 Incremental Term Loan B
4.000%	09/22/22	989	988,387

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Pharmaceuticals (cont’d.)
Valeant Pharmaceuticals,
Tranche Term Loan B
5.570%	04/01/22	1,394	$1,398,969

			2,914,501

Software — 0.1%
BMC Software Finance, Inc.,
Initial US Term Loan
5.000%	09/10/20	929	929,287
Checkout Holding Corp.,
Term Loan B (First Lien)(g)
4.500%	04/09/21	1,143	1,049,418
Infor US, Inc.,
Tranche Term Loan B-2
3.897%	02/01/22	396	395,478
Renaissance Learning, Inc.,
Initial Term Loan (First Lien)
4.897%	04/09/21	660	661,556
Initial Term Loan (Second Lien)(g)
8.147%	04/11/22	500	500,938

			3,536,677

Specialty Retail — 0.1%
J. Crew Group, Inc.,
Initial Term Loan(g)
4.000%	03/05/21	492	298,747
Neiman Marcus Group, Inc. (The),
Other Term Loan
4.250%	10/25/20	398	318,845
Petsmart Inc.,
Tranche Term Loan B-2
4.020%	03/11/22	1,231	1,175,799

			1,793,391

Technology Hardware, Storage & Peripherals — 0.0%
Western Digital Corp.,
Term Loan (First Lien)
3.641%	04/29/23	25	25,156

Telecommunications — 0.0%
Colorado Buyer, Inc.,
Term Loan
— %(p)	03/14/24	125	125,719
— %(p)	03/14/25	50	49,969
Sprint Communications, Inc.,
Initial Term Loan
3.500%	01/31/24	300	299,999

			475,687

Trading Companies & Distributors — 0.1%
Avolon LLC,
Initial Term Loan B-1
3.243%	07/20/20	50	50,491
Initial Term Loan B-2
3.228%	07/07/77	475	479,665
HD Supply Inc.,
Term Loan B-1
3.732%	08/13/21	752	756,176

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Trading Companies & Distributors (cont’d.)
Spin Holdco, Inc.,
Initial Term Loan (First Lien)
4.287%	11/14/19	973	$971,980
Univar USA Inc.,
Term Loan B-2
3.732%	07/01/22	669	668,957

			2,927,269

TOTAL BANK LOANS (cost $52,335,588)			52,179,691

CORPORATE BONDS — 13.1%
Agriculture — 0.2%
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.050%	02/11/18	2,600	2,602,800
Reynolds American, Inc.,
Gtd. Notes
4.000%	06/12/22	2,050	2,151,614
4.450%	06/12/25	650	684,195

			5,438,609

Auto Manufacturers — 0.3%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.336%	03/18/21	1,700	1,719,958
5.875%	08/02/21	2,750	3,063,547
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	05/15/18(a)	1,175	1,191,140
3.500%	07/10/19(a)	1,780	1,828,733
Toyota Finance Australia Ltd. (Australia),
Sr. Unsec’d. Notes, EMTN, RegS
3.760%	07/20/17	MXN 720	38,059

			7,841,437

Banks — 3.2%
Bank Negara Malaysia Monetary Notes (Malaysia),
Notes
3.534%(s)	07/20/17	MYR 130	29,106
3.534%(s)	04/20/17	MYR 470	106,057
3.543%(s)	06/22/17	MYR 170	38,155
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
3.248%	10/21/27	3,000	2,855,513
3.824%(c)	01/20/28(a)	2,350	2,353,941
4.000%	04/01/24	2,700	2,799,355
4.125%	01/22/24	2,500	2,611,343
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan),
Sr. Unsec’d. Notes, 144A
2.150%	09/14/18	2,750	2,754,051
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.950%	01/10/47	425	424,538
Citigroup, Inc.,
Sub. Notes
4.125%	07/25/28(a)	2,525	2,482,956

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Compass Bank,
Sr. Unsec’d. Notes, BKNT
2.750%	09/29/19	1,425	$1,433,695
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, GMTN
2.300%	05/28/19	1,625	1,631,159
Sub. Notes, 144A
6.500%	08/08/23	475	521,499
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
4.282%	01/09/28	950	945,868
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.500%	02/13/19	450	450,750
Sr. Unsec’d. Notes, 144A
4.250%	10/14/21	175	179,353
Dominican Republic Central Bank Notes (Dominican Republic),
Unsec’d. Notes, 144A
11.000%	09/15/23	DOP 6,230	134,203
HSBC Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, MTN, 144A
18.253%(s)	09/14/17	EGP 5,000	255,441
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.262%(c)	03/13/23	2,175	2,187,110
3.400%	03/08/21	875	894,882
ING Bank NV (Netherlands),
Sub. Notes, EMTN, RegS
4.125%(c)	11/21/23	2,775	2,830,223
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.150%	03/29/22	775	776,807
Intesa Sanpaolo SpA (Italy),
Gtd. Notes
5.250%	01/12/24	275	289,372
Sr. Unsec’d. Notes
3.875%	01/16/18	500	506,745
Sub. Notes, MTN, 144A
5.017%	06/26/24	200	188,146
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.300%(c)	12/29/49	2,200	2,279,750
Sr. Unsec’d. Notes
2.972%	01/15/23	2,100	2,098,333
3.250%	09/23/22	4,675	4,760,323
4.260%(c)	02/22/48	675	673,044
JPMorgan Chase Bank NA,
Unsec’d. Notes, EMTN, 144A
7.875%	04/17/19	IDR 2,000,000	153,390
9.000%	03/19/29	IDR 11,280,000	943,828
Unsec’d. Notes, MTN, 144A
5.250%	05/17/18	IDR 21,501,000	1,594,529
8.375%	09/17/26	IDR 3,314,000	269,651
KBC Bank NV (Belgium),
Sub. Notes, RegS
8.000%(c)	01/25/23	1,600	1,675,519
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
1.125%	08/06/18	10,000	9,971,800

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Macquarie Bank Ltd. (Australia),
Sub. Notes, MTN, 144A(g)
6.625%	04/07/21	1,375	$1,549,816
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.850%	03/01/26	600	616,041
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 144A
2.632%	04/12/21	1,700	1,687,048
Morgan Stanley,
Sr. Unsec’d. Notes
3.625%	01/20/27	950	943,061
Sr. Unsec’d. Notes, GMTN
3.700%	10/23/24	4,575	4,640,752
Sr. Unsec’d. Notes, MTN
2.443%(c)	10/24/23(a)	2,500	2,553,053
3.875%	04/29/24	1,475	1,517,976
Santander Bank NA,
Sub. Notes
8.750%	05/30/18	1,725	1,849,778
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
2.650%	04/17/20	1,150	1,144,650
3.450%	08/27/18	700	711,952
Santander UK PLC (United Kingdom),
Sub. Notes, 144A
5.000%	11/07/23	1,275	1,328,499
Standard Chartered Bank (United Kingdom),
Bonds
9.000%	03/19/29	IDR 1,000,000	83,673
Sr. Unsec’d. Notes, EMTN, 144A
6.625%	05/17/33	IDR 1,500,000	101,195
8.750%	05/19/31	IDR 3,906,000	324,181
9.000%	03/19/29	IDR 2,168,000	181,402
9.000%	03/19/29	IDR 2,124,000	177,721
9.000%	03/19/29	IDR 1,713,000	143,331
9.000%	03/19/29	IDR 1,288,000	107,770
Sr. Unsec’d. Notes, MTN, 144A
9.000%	03/19/29	IDR 5,373,000	449,573
9.000%	03/19/29	IDR 1,000,000	83,673
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18	2,600	2,616,734
Toronto-Dominion Bank (The) (Canada),
Sub. Notes
3.625%(c)	09/15/31	1,000	979,250
UBS Group Funding Jersey Ltd. (Switzerland),
Gtd. Notes, 144A
3.000%	04/15/21	3,350	3,355,809
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.000%	10/23/26	3,525	3,375,022
Westpac Banking Corp. (Australia),
Sub. Notes, GMTN
4.322%(c)	11/23/31	1,500	1,515,762

			86,138,157

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
2.650%	02/01/21	4,875	$4,911,659
3.650%	02/01/26(a)	2,350	2,376,319
4.900%	02/01/46	600	648,434
Molson Coors Brewing Co.,
Gtd. Notes
2.100%	07/15/21	600	585,899
3.000%	07/15/26	825	784,521
Suntory Holdings Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
2.550%	09/29/19	2,850	2,870,814

			12,177,646

Chemicals — 0.1%
LYB International Finance II BV,
Gtd. Notes
3.500%	03/02/27	1,875	1,840,056
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.000%	04/15/19	513	540,301
Westlake Chemical Corp.,
Gtd. Notes, 144A
3.600%	08/15/26	650	636,554

			3,016,911

Commercial Services — 0.1%
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.700%	11/01/26	1,250	1,188,145
5.500%	12/08/41	500	590,990
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	10/15/22	1,900	1,912,331

			3,691,466

Computers — 0.1%
Everett Spinco, Inc.,
Sr. Unsec’d. Notes, 144A
4.250%	04/15/24	1,475	1,499,820
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
4.900%	10/15/25(a)	1,100	1,142,607

			2,642,427

Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
3.500%	05/26/22	2,275	2,292,345
American Express Co.,
Sub. Notes
3.625%	12/05/24	875	879,920
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	1,583	1,671,575
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
7.125%	09/01/18	1,550	1,656,559

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Synchrony Financial,
Sr. Unsec’d. Notes
1.875%	08/15/17	625	$625,233
2.600%	01/15/19	850	856,639
3.000%	08/15/19	2,100	2,132,758
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes
2.950%	04/01/22	2,650	2,682,709

			12,797,738

Diversified Machinery — 0.1%
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/20	1,300	1,324,432

Electric — 0.5%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36	1,875	2,340,803
Entergy Corp.,
Sr. Unsec’d. Notes
2.950%	09/01/26	1,100	1,042,905
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	1,150	1,160,617
Florida Power & Light Co.,
First Mortgage
4.125%	02/01/42	1,919	1,983,881
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.500%	06/15/25(a)	1,350	1,379,786
Puget Sound Energy, Inc.,
Jr. Sub. Notes
6.974%(c)	06/01/67	1,350	1,216,688
Ruwais Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
6.000%	08/31/36	840	958,440
Southern California Edison Co.,
First Ref. Mortgage
4.050%	03/15/42	1,750	1,772,603
Southern Co. (The),
Sr. Unsec’d. Notes
2.350%	07/01/21(a)	2,225	2,184,672

			14,040,395

Electronics — 0.1%
Amphenol Corp.,
Sr. Unsec’d. Notes
3.125%	09/15/21	1,350	1,377,875

Foods — 0.2%
Kraft Heinz Foods Co.,
Gtd. Notes
2.800%	07/02/20	1,425	1,444,406
3.950%	07/15/25	625	634,490
4.375%	06/01/46	1,200	1,126,084
Smithfield Foods, Inc.,
Gtd. Notes, 144A
2.700%	01/31/20	1,150	1,149,195

			4,354,175

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Products — 0.4%
Becton Dickinson and Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19	2,004	$2,032,543
Medtronic, Inc.,
Gtd. Notes
2.500%	03/15/20	850	862,251
3.150%	03/15/22	1,525	1,569,524
Stryker Corp.,
Sr. Unsec’d. Notes
2.625%	03/15/21(a)	575	578,333
3.375%	11/01/25	1,325	1,330,488
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.000%	04/15/23	1,700	1,684,588
3.650%	12/15/25	1,050	1,064,126

			9,121,853

Healthcare-Services — 0.1%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.800%	06/15/23	850	843,054
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.625%	07/15/35	1,075	1,171,999
4.750%	07/15/45	1,575	1,726,019

			3,741,072

Insurance — 0.5%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, MTN, 144A
3.200%	03/11/25	2,075	2,034,141
Alleghany Corp.,
Sr. Unsec’d. Notes
5.625%	09/15/20	2,200	2,417,886
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25	825	820,399
4.800%	07/10/45	1,275	1,271,719
Chubb Corp. (The),
Gtd. Notes
6.375%(c)	03/29/67	925	894,938
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	04/15/22	250	276,019
MetLife, Inc.,
Sr. Unsec’d. Notes
4.050%	03/01/45	275	266,671
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40	2,500	3,170,175
Reliance Standard Life Global Funding II,
Sr. Sec’d. Notes, MTN, 144A
2.500%	01/15/20	2,575	2,573,589
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	605	654,270

			14,379,807

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.300%	12/05/21	2,500	$2,596,805

Lodging — 0.2%
Marriott International, Inc.,
Sr. Unsec’d. Notes
2.300%	01/15/22	2,625	2,565,922
2.875%	03/01/21	1,375	1,390,199

			3,956,121

Media — 0.3%
21st Century Fox America, Inc.,
Gtd. Notes
3.700%	09/15/24(a)	2,600	2,658,419
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.579%	07/23/20	350	360,023
4.908%	07/23/25	3,975	4,200,255
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.000%	02/01/20	450	478,607
5.500%	09/01/41	670	687,116

			8,384,420

Metal Fabricate/Hardware — 0.0%
Mueller Industries, Inc.,
Sub. Notes
6.000%	03/01/27	16	15,880

Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
6.150%	08/07/37(a)	480	622,330

Multi-National — 0.5%
African Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
7.375%	04/06/23	9,470	11,901,962

Oil & Gas — 0.5%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24	210	204,757
5.550%	03/15/26	600	665,869
6.450%	09/15/36	1,150	1,357,334
Apache Corp.,
Sr. Unsec’d. Notes
2.625%	01/15/23	425	409,221
4.250%	01/15/44	1,845	1,730,608
ConocoPhillips Co.,
Gtd. Notes
3.350%	11/15/24(a)	940	947,590
4.150%	11/15/34	1,025	1,024,574
4.950%	03/15/26	375	416,222
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/21	325	335,390
4.750%	05/15/42	935	900,569
5.600%	07/15/41	550	581,650

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	1,825	$1,821,478
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	06/27/44	153	135,030
5.625%	01/23/46	530	473,873
6.375%	02/04/21	53	57,491
6.375%	01/23/45	60	58,513
6.625%	06/15/35	20	20,602
Gtd. Notes, MTN
5.500%	02/04/19	80	84,000
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
3.450%	01/15/21	1,450	1,484,330
3.950%	07/15/22	425	442,405
Shell International Finance BV (Netherlands),
Gtd. Notes
4.550%	08/12/43	775	804,595

			13,956,101

Oil & Gas Services — 0.0%
FTS International, Inc.,
Sr. Sec’d. Notes, 144A
8.631%(c)	06/15/20(a)	275	278,781

Pharmaceuticals — 0.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.300%	05/14/21	1,625	1,604,597
2.500%	05/14/20	425	427,898
Actavis Funding SCS,
Gtd. Notes
4.850%	06/15/44	475	481,486
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
3.000%	10/08/21	2,500	2,529,653
EMD Finance LLC (Germany),
Gtd. Notes, 144A
2.950%	03/19/22	2,575	2,582,202
Forest Laboratories LLC,
Gtd. Notes, 144A
4.375%	02/01/19	3,500	3,623,785
5.000%	12/15/21	1,025	1,110,722
Mylan NV,
Gtd. Notes
3.950%	06/15/26	2,600	2,544,942
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
1.900%	09/23/19	2,725	2,705,361
3.200%	09/23/26	1,300	1,237,891
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
3.150%	10/01/26	675	622,022

			19,470,559

Pipelines — 0.9%
Columbia Pipeline Group, Inc.,
Gtd. Notes
3.300%	06/01/20	1,300	1,324,769

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
3.500%	06/10/24	875	$858,995
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
4.650%	06/01/21	675	710,184
4.750%	01/15/26	525	540,808
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.150%	06/01/25	2,275	2,247,629
4.850%	07/15/26	725	748,114
Enterprise Products Operating LLC,
Gtd. Notes
4.742%(c)	08/01/66	1,425	1,421,438
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19	4,575	4,652,034
4.300%	06/01/25	1,200	1,225,930
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.500%	12/15/26	1,475	1,504,133
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	03/01/25(a)	1,950	2,114,081
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.250%	04/01/24	650	661,698
Western Gas Partners LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	1,475	1,460,139
Williams Partners LP,
Sr. Unsec’d. Notes
3.600%	03/15/22	840	852,078
3.900%	01/15/25(a)	1,575	1,572,901
4.000%	09/15/25(a)	1,425	1,431,002

			23,325,933

Real Estate — 0.1%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23	3,000	3,067,305

Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp.,
Sr. Unsec’d. Notes
3.300%	02/15/21	1,075	1,090,090
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.250%	09/01/21	600	583,288
CubeSmart LP,
Gtd. Notes
4.375%	12/15/23	1,125	1,173,791
Kilroy Realty LP,
Gtd. Notes
3.800%	01/15/23	4,250	4,358,456
Select Income REIT,
Sr. Unsec’d. Notes
2.850%	02/01/18	375	377,388

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Ventas Realty LP,
Gtd. Notes
3.100%	01/15/23	1,550	$1,538,507
3.500%	02/01/25	1,250	1,223,505
VEREIT Operating Partnership LP,
Gtd. Notes
4.875%	06/01/26	825	859,031

			11,204,056

Retail — 0.3%
CVS Health Corp.,
Sr. Unsec’d. Notes
2.875%	06/01/26	1,200	1,144,417
3.500%	07/20/22	1,700	1,749,667
4.000%	12/05/23	2,250	2,362,923
4.125%	05/15/21	1,275	1,348,798
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
2.600%	06/01/21(a)	1,125	1,126,358
3.450%	06/01/26	1,225	1,197,755

			8,929,918

Semiconductors — 0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes, 144A
3.000%	01/15/22	2,300	2,297,070
3.625%	01/15/24	2,650	2,669,531
3.875%	01/15/27	275	276,450
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.125%	06/15/20	325	337,594
4.125%	06/01/21	1,500	1,556,250

			7,136,895

Software — 0.3%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.625%	10/15/20	2,500	2,597,925
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.700%	06/01/20	1,950	1,972,064
Microsoft Corp.,
Sr. Unsec’d. Notes
3.125%	11/03/25	2,200	2,220,717
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/22	2,200	2,193,904

			8,984,610

Telecommunications — 1.5%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.000%	06/09/19	MXN 2,010	103,376
AT&T, Inc.,
Sr. Unsec’d. Notes
2.300%	03/11/19	2,050	2,059,965
2.800%	02/17/21	300	300,891
3.000%	06/30/22	1,750	1,740,891
3.200%	03/01/22	1,575	1,589,852
3.400%	05/15/25	4,325	4,177,630

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
3.800%	03/15/22	2,850	$2,947,943
4.125%	02/17/26	1,600	1,622,558
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
2.200%	02/28/21	1,275	1,275,551
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.192%	04/27/18	1,900	1,924,692
4.103%	03/08/27	1,650	1,661,644
5.462%	02/16/21	2,225	2,442,440
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	08/15/26	1,800	1,643,657
4.500%	09/15/20	5,575	5,933,935
5.150%	09/15/23	6,715	7,390,516
Sr. Unsec’d. Notes, 144A
2.946%	03/15/22	3,561	3,546,824

			40,362,365

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22	875	887,856
4.875%	07/11/22	1,075	1,160,476

			2,048,332

TOTAL CORPORATE BONDS (cost $347,184,535)			348,326,373

FOREIGN GOVERNMENT BONDS — 1.9%
Argentina Bonar Bonds (Argentina),
Bonds
22.808%(c)	10/09/17	ARS 2,205	144,172
Sr. Unsec’d. Notes
21.851%(c)	03/11/19	ARS 2,500	168,432
22.806%(c)	03/01/18	ARS 3,070	203,902
Argentine Bonos del Tesoro (Argentina),
Bonds
15.500%	10/17/26	ARS 5,250	355,037
16.000%	10/17/23	ARS 3,400	228,312
22.750%	03/05/18	ARS 600	40,522
Unsec’d. Notes
18.200%	10/03/21	ARS 690	48,182
Argentine Republic Government International Bond (Argentina),
Unsec’d. Notes, RegS
5.000%	01/15/27	EUR 200	199,247
Bonos De La Tesoreria De La Republica En Pesos (Chile),
Bonds
4.500%	03/01/21	CLP 330,000	516,873
Unsec’d. Notes
4.500%	02/28/21	CLP 100,000	156,619
Brazil Letras do Tesouro Nacional (Brazil),
Bills
14.143%(s)	07/01/20	BRL 2,467	582,072
Brazil Notas do Tesouro Nacional (Brazil),
Notes
6.000%	08/15/50	BRL 581	621,294
10.000%	01/01/18	BRL 3,397	1,086,067
10.000%	01/01/23	BRL 4,198	1,343,609

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
10.000%	01/01/25	BRL 1,022	$326,433
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
5.500%	08/05/20	CLP 158,500	253,072
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	03/21/23	COP 239,000	75,749
7.750%	04/14/21	COP 440,000	161,814
Colombian TES (Colombia),
Bonds
6.000%	04/28/28	COP 547,000	178,936
7.000%	05/04/22	COP 2,440,500	877,130
7.000%	06/30/32	COP 645,200	224,952
7.500%	08/26/26	COP 2,011,400	738,203
7.750%	09/18/30	COP 210,100	78,978
10.000%	07/24/24	COP 940,900	392,531
11.250%	10/24/18	COP 21,000	7,861
Bonds, TIPS
3.500%	05/07/25	TCP2 290	25,165
3.500%	03/10/21	TCP1 2,115	184,015
Notes
5.000%	11/21/18	COP 2,480,300	851,082
Czech Republic Government Bond (Czech Republic),
Bonds, RegS
1.000%	06/26/26	CZK 1,840	73,032
Dominican Republic International Bond (Dominican Republic),
Bonds, RegS
11.500%	05/10/24	DOP 100	2,230
Sr. Unsec’d. Notes, 144A
6.850%	01/27/45	160	165,199
Unsec’d. Notes, RegS
11.375%	07/06/29	DOP 100	2,144
Hungary Government Bond (Hungary),
Bonds
3.000%	06/26/24	HUF 278,170	970,310
3.250%	10/22/31	HUF 3,520	11,451
5.500%	06/24/25	HUF 50,370	204,428
6.750%	10/22/28	HUF 1,340	6,073
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, MTN, 144A
4.125%	01/15/25	550	564,047
4.750%	01/08/26	470	500,476
Sr. Unsec’d. Notes, MTN, RegS
4.125%	01/15/25	570	584,558
5.875%	01/15/24	510	578,346
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
7.875%	04/15/19	IDR 2,000,000	153,390
8.250%	06/15/32	IDR 1,000,000	76,220
8.375%	03/15/24	IDR 1,635,000	130,539
8.750%	05/15/31	IDR 1,800,000	149,938
9.000%	03/15/29	IDR 4,100,000	340,816
Israel Government USAID Bond,
Gov’t. Gtd. Notes
5.500%	12/04/23	700	831,879
5.500%	04/26/24	5,000	5,951,205
5.500%	09/18/33	2,159	2,822,754
Malaysia Government Bond (Malaysia),
Sr. Unsec’d. Notes
3.580%	09/28/18	MYR 1,310	296,589

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
3.654%	10/31/19	MYR 930	$210,031
3.889%	07/31/20	MYR 100	22,697
4.012%	09/15/17	MYR 1,440	326,544
4.048%	09/30/21	MYR 560	127,636
4.160%	07/15/21	MYR 130	29,737
4.232%	06/30/31	MYR 980	214,927
4.254%	05/31/35	MYR 570	122,583
4.378%	11/29/19	MYR 1,000	230,018
4.498%	04/15/30	MYR 540	122,047
4.736%	03/15/46	MYR 450	100,669
Malaysia Government Investment Issue (Malaysia),
Sr. Unsec’d. Notes
3.743%	08/26/21	MYR 500	111,908
3.941%	06/15/17	MYR 1,260	285,135
4.245%	09/30/30	MYR 440	95,668
4.786%	10/31/35	MYR 140	31,635
Mexican Bonos (Mexico),
Bonds
6.500%	06/10/21	MXN 4,799	253,130
6.500%	06/09/22	MXN 15,115	792,380
7.500%	06/03/27	MXN 400	21,939
7.750%	05/29/31	MXN 1,500	83,267
8.000%	06/11/20	MXN 4,128	227,649
8.000%	11/07/47	MXN 601	34,073
8.500%	12/13/18	MXN 1,684	92,489
10.000%	12/05/24	MXN 95	5,994
10.000%	11/20/36	MXN 4,138	279,307
Sr. Unsec’d. Notes
5.000%	12/11/19	MXN 1,482	75,827
7.750%	11/23/34	MXN 907	50,114
7.750%	11/13/42	MXN 2,188	120,872
8.000%	12/07/23	MXN 746	42,011
8.500%	05/31/29	MXN 2,363	139,393
8.500%	11/18/38	MXN 186	11,065
Peruvian Government International Bond (Peru),
Bonds, RegS
6.714%	02/12/55	PEN 133	40,866
Sr. Unsec’d. Notes, 144A
6.350%	08/12/28	PEN 1,372	429,318
Sr. Unsec’d. Notes, RegS
6.850%	02/12/42	PEN 567	183,202
6.900%	08/12/37	PEN 580	190,706
6.950%	08/12/31	PEN 647	213,606
7.840%	08/12/20	PEN 180	60,731
8.200%	08/12/26	PEN 106	38,462
Unsec’d. Notes, 144A
5.700%	08/12/24	PEN 1,045	328,434
Poland Government Bond (Poland),
Bonds
1.500%	04/25/20	PLN 5,290	1,300,590
1.750%	07/25/21	PLN 3,400	823,315
2.000%	04/25/21	PLN 10,310	2,534,018
2.500%	07/25/18	PLN 330	84,054
2.500%	07/25/27	PLN 1,200	276,693
4.000%	10/25/23	PLN 2,000	531,659
5.750%	10/25/21	PLN 650	184,836
5.750%	09/23/22	PLN 3,180	913,978
Romania Government Bond (Romania),
Bonds
4.750%	06/24/19	RON 610	152,478

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Russian Federal Bond (Russia),
Bonds
6.700%	05/15/19	RUB 27,200	$468,694
7.000%	01/25/23	RUB 31,100	532,028
7.000%	08/16/23	RUB 25,440	432,364
7.050%	01/19/28	RUB 4,980	83,114
7.600%	07/20/22	RUB 850	14,987
7.700%	03/23/33	RUB 10,260	176,842
7.750%	09/16/26	RUB 12,390	218,068
8.500%	09/17/31	RUB 68,410	1,269,193
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes, RegS
7.850%	03/10/18	RUB 10,000	175,669
South Africa Government Bond (South Africa),
Bonds
7.000%	02/28/31	ZAR 1,730	106,054
8.000%	01/31/30	ZAR 4,120	278,626
8.250%	03/31/32	ZAR 13,905	939,266
8.500%	01/31/37	ZAR 7,675	512,399
8.750%	01/31/44	ZAR 323	21,797
8.875%	02/28/35	ZAR 7,955	557,480
9.000%	01/31/40	ZAR 13,290	925,181
Thailand Government Bond (Thailand),
Sr. Unsec’d. Notes
2.550%	06/26/20	THB 6,180	184,216
3.580%	12/17/27	THB 5,900	182,134
3.625%	06/16/23	THB 4,880	152,766
3.650%	12/17/21	THB 47,335	1,474,802
3.650%	06/20/31	THB 3,230	100,098
3.850%	12/12/25	THB 17,370	554,739
3.875%	06/13/19	THB 3,730	113,783
Sr. Unsec’d. Notes, TIPS, RegS
1.200%	07/14/21	THB 8,800	270,833
1.250%	03/12/28	THB 26,650	742,877
Turkey Government Bond (Turkey),
Bonds
7.400%	02/05/20	TRY 1,900	477,294
8.000%	03/12/25	TRY 440	103,631
9.200%	09/22/21	TRY 300	77,529
9.400%	07/08/20	TRY 3,080	810,582
10.600%	02/11/26	TRY 3,620	989,052
11.000%	02/24/27	TRY 920	258,069

TOTAL FOREIGN GOVERNMENT BONDS (cost $52,631,499)			50,237,743

MUNICIPAL BONDS — 0.3%
California — 0.2%
State of California,
General Obligation Unlimited
7.550%	04/01/39	3,300	4,834,269

Illinois — 0.1%
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	2,420	2,204,789
6.630%	02/01/35	1,000	1,017,110

			3,221,899

TOTAL MUNICIPAL BONDS (cost $8,390,360)			8,056,168

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.0%
Federal Home Loan Mortgage Corp.,
Series 2755, Class ZA
5.000%	02/15/34	766	$824,111
Series 4273, Class PD
6.500%	11/15/43	1,664	1,898,105
Federal National Mortgage Assoc.,
Series 2007-33, Class HF
1.332%(c)	04/25/37	379	378,454
Series 2011-52, Class GB
5.000%	06/25/41	1,662	1,826,319
Series 2011-99, Class DB
5.000%	10/25/41	1,598	1,751,080
Series 2012-111, Class B
7.000%	10/25/42	275	323,294
Series 2012-153, Class B
7.000%	07/25/42	974	1,129,476
Mortgage Repurchase Agreement Financing Trust,
Series 2016-1, Class A1, 144A^
1.758%(c)	04/10/19	3,350	3,350,000
Series 2016-1, Class A2, 144A^
1.808%(c)	04/10/19	1,900	1,900,000
Series 2016-2, Class A, 144A
2.158%(c)	03/10/19	5,200	5,201,220
Series 2016-3, Class A1, 144A
1.858%(c)	11/10/18	2,600	2,600,327
Paragon Mortgages No. 13 PLC (United Kingdom),
Series 13A, Class A2C, 144A
1.203%(c)	01/15/39	2,402	2,250,009
Station Place Securitization Trust,
Series 2015-2, Class A, 144A^
1.941%(c)	05/15/18	2,700	2,700,000

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $25,910,137)			26,132,395

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.1%
Federal Farm Credit Banks, Bonds
3.280%	05/20/32	2,400	2,400,497
Federal Home Loan Banks, Bonds
2.125%	06/09/23	6,100	6,058,087
3.375%	09/08/23	3,400	3,622,734
5.375%	08/15/24	1,400	1,673,591
Federal Home Loan Mortgage Corp.
3.000%	05/01/42	156	155,689
3.000%	07/01/42	24	23,431
3.000%	08/01/42	157	156,930
3.000%	08/01/42	34	33,865
3.000%	08/01/42	27	26,782
3.000%	10/01/42	83	82,963
3.000%	10/01/42	21	20,876
3.000%	12/01/42	27	26,762
3.000%	01/01/43	187	186,162
3.000%	02/01/43	444	442,802
3.000%	02/01/43	188	187,101
3.000%	03/01/43	1,157	1,153,547
3.000%	03/01/43	953	950,617
3.000%	06/01/43	675	673,510
3.500%	06/01/42	271	279,389

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	04/01/43	7,756	$7,972,346
3.500%	06/01/46	951	981,514
4.000%	02/01/41	50	52,257
4.000%	02/01/41	29	30,366
5.000%	04/01/33	55	59,384
5.000%	04/01/33	40	43,274
5.000%	08/01/33	319	349,996
5.000%	08/01/33	2	1,890
5.000%	09/01/33	6	6,964
5.000%	09/01/33	1	1,048
5.000%	10/01/33	1	1,306
5.000%	04/01/34	2	1,817
5.000%	11/01/34	9	9,409
5.000%	12/01/34	291	318,466
5.000%	12/01/34	209	228,530
5.000%	07/01/35	2	1,840
5.000%	11/01/35	6	6,347
5.000%	04/01/37	275	300,562
5.000%	01/01/39	38	42,181
5.000%	04/01/39	282	306,812
5.000%	07/01/39	44	47,978
5.500%	01/01/36	4	3,929
5.500%	12/01/36	576	639,566
5.500%	08/01/37	40	44,413
5.500%	05/01/40	48	52,767
5.500%	08/01/40	1,352	1,499,176
5.500%	08/01/40	362	404,969
7.000%	02/01/39	905	1,011,418
Federal National Mortgage Assoc.
1.875%	09/24/26	8,000	7,436,552
3.000%	11/01/42	28	27,933
3.000%	12/01/42	1,099	1,095,323
3.000%	12/01/42	285	284,480
3.000%	12/01/42	99	99,143
3.000%	12/01/42	62	61,910
3.000%	12/01/42	56	55,929
3.000%	12/01/42	49	49,007
3.000%	12/01/42	27	26,714
3.000%	12/01/42	23	22,398
3.000%	01/01/43	268	267,128
3.000%	01/01/43	126	125,902
3.000%	01/01/43	99	98,927
3.000%	01/01/43	57	56,451
3.000%	01/01/43	40	39,541
3.000%	01/01/43	39	39,138
3.000%	01/01/43	34	34,355
3.000%	01/01/43	33	33,160
3.000%	01/01/43	28	27,549
3.000%	01/01/43	26	25,787
3.000%	01/01/43	24	23,683
3.000%	01/01/43	23	23,200
3.000%	01/01/43	23	22,810
3.000%	01/01/43	21	20,711
3.000%	03/01/43	1,755	1,749,987
3.000%	03/01/43	558	555,829
3.000%	03/01/43	253	252,228
3.000%	03/01/43	41	41,343
3.000%	03/01/43	38	37,500

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	04/01/43	2,201	$2,194,509
3.000%	04/01/43	295	293,807
3.000%	04/01/43	283	282,260
3.000%	04/01/43	240	238,871
3.000%	04/01/43	133	132,926
3.000%	04/01/43	75	74,703
3.000%	04/01/43	56	55,605
3.000%	05/01/43	1,113	1,109,365
3.000%	05/01/43	598	596,318
3.000%	05/01/43	502	500,167
3.000%	05/01/43	257	255,918
3.000%	05/01/43	125	124,739
3.000%	05/01/43	112	111,211
3.000%	03/01/44	926	921,481
3.500%	11/01/41	66	67,867
3.500%	06/01/42	75	76,754
3.500%	10/01/42	1,709	1,756,953
3.500%	10/01/42	44	44,995
3.500%	04/01/43	109	112,073
3.500%	05/01/43	129	132,020
3.500%	07/01/43	1,227	1,260,026
3.500%	07/01/43	993	1,020,512
3.500%	07/01/43	948	973,955
3.500%	07/01/43	323	331,902
3.500%	07/01/43	114	117,034
3.500%	07/01/43	93	96,023
3.500%	07/01/43	76	78,364
3.500%	07/01/43	73	75,244
3.500%	08/01/43	255	262,369
3.500%	08/01/43	231	236,905
3.500%	08/01/43	128	131,258
3.500%	08/01/43	93	95,932
3.500%	08/01/43	78	80,141
3.500%	08/01/43	63	64,971
3.500%	09/01/43	75	77,367
3.500%	01/01/44	184	189,515
3.500%	04/01/45	477	490,298
3.500%	04/01/45	26	27,210
3.500%	06/01/45	78	80,320
3.500%	06/01/45	51	52,752
3.500%	07/01/45	37	38,380
3.500%	07/01/45	32	33,094
3.500%	09/01/45	50	51,119
3.500%	10/01/45	94	96,169
3.500%	10/01/45	29	30,059
3.500%	11/01/45	47	48,704
3.500%	11/01/45	42	43,292
3.500%	12/01/45	917	941,913
3.500%	12/01/45	46	46,886
3.500%	01/01/46	132	135,911
3.500%	05/01/46	1,560	1,601,156
3.500%	06/01/46	1,936	1,989,245
3.500%	06/01/46	948	978,902
3.500%	TBA(t)	21,000	21,480,703
4.500%	04/01/45	5,850	6,365,540
4.500%	05/01/45	700	759,321
5.000%	08/01/33	70	77,036
5.000%	11/01/35	139	151,910

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.000%	05/01/37	185	$201,790
5.000%	03/01/38	67	73,377
5.000%	04/01/39	765	835,666
5.000%	06/01/39	33	36,609
5.000%	09/01/39	488	535,365
5.000%	10/01/39	196	214,348
5.000%	01/01/40	122	133,385
5.000%	08/01/40	502	549,188
5.000%	11/01/40	298	325,757
5.000%	11/01/40	170	186,588
5.000%	11/01/40	162	180,014
5.000%	02/01/41	533	583,094
5.000%	02/01/41	33	36,438
5.000%	08/01/41	814	895,527
5.000%	08/01/41	381	417,011
5.000%	09/01/41	39	42,910
5.000%	10/01/41	220	240,453
5.000%	12/01/41	66	71,694
5.000%	03/01/42	787	861,156
5.000%	10/01/43	522	571,566
5.000%	10/01/43	9	10,185
5.000%	05/01/44	600	657,120
5.000%	12/01/44	971	1,061,667
5.000%	01/01/45	1,665	1,821,486
5.500%	03/01/33	2	2,086
5.500%	04/01/33	172	197,597
5.500%	12/01/33	42	46,929
5.500%	03/01/34	4	4,531
5.500%	09/01/34	8	8,539
5.500%	05/01/35	8	8,641
5.500%	07/01/35	3	3,060
5.500%	08/01/37	1,581	1,766,767
5.500%	02/01/38	20	22,486
6.000%	02/01/26	8	9,398
6.000%	04/01/34	13	15,057
6.000%	06/01/35	23	26,489
6.000%	07/01/35	157	177,847
6.000%	07/01/35	81	91,360
6.000%	10/01/35	266	301,370
6.000%	02/01/36	15	16,750
6.000%	06/01/36	259	292,928
6.000%	02/01/37	22	24,316
6.000%	03/01/37	2	2,203
6.000%	04/01/37	8	8,528
6.000%	05/01/37	27	30,508
6.000%	05/01/37	27	30,495
6.000%	05/01/37	14	15,389
6.000%	06/01/37	12	13,990
6.000%	06/01/37	10	10,903
6.000%	06/01/37	6	7,275
6.000%	06/01/37	1	1,155
6.000%	08/01/37	23	25,770
6.000%	08/01/37	17	19,719
6.000%	09/01/37	131	147,446
6.000%	09/01/37	35	39,064
6.000%	09/01/37	12	13,067
6.000%	12/01/37	22	24,497
6.000%	02/01/38	8	9,423

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
6.000%	02/01/38	—	(r)	$409
6.000%	03/01/38	33		37,801
6.000%	05/01/38	131		149,030
6.000%	09/01/38	168		190,165
6.000%	09/01/38	168		189,703
6.000%	09/01/38	13		14,913
6.000%	09/01/38	5		6,075
6.000%	10/01/38	3		3,882
6.000%	11/01/38	17		19,058
6.000%	01/01/39	23		25,509
6.000%	02/01/39	29		32,991
6.000%	07/01/39	298		338,102
6.000%	09/01/39	26		29,243
6.000%	09/01/39	12		13,188
6.000%	10/01/39	13		15,018
6.000%	11/01/39	29		32,757
6.000%	12/01/39	67		75,933
6.000%	04/01/40	13		14,726
6.000%	06/01/40	26		29,559
6.000%	10/01/40	10		10,884
6.000%	05/01/41	14		15,549
6.250%	05/15/29	2,100		2,810,669
7.000%	03/01/39	535		619,960
Government National Mortgage Assoc.
4.000%	02/20/41	12		12,745
4.000%	10/20/41	3		3,097
4.000%	11/20/41	18		19,549
4.000%	04/20/42	10		10,542
4.000%	10/20/42	5		5,503
4.000%	08/20/43	105		111,491
4.000%	10/20/43	17,752		18,824,865
4.000%	03/20/44	11		11,428
4.000%	05/20/44	13		13,890
4.000%	11/20/44	925		977,300
4.000%	06/20/45	1,377		1,455,298
4.000%	07/20/45	6,845		7,235,329
4.000%	09/20/45	3,425		3,620,552
4.000%	10/20/45	4,558		4,821,209
4.000%	11/20/45	929		981,491
4.000%	01/20/46	2,593		2,740,822
4.000%	02/20/46	5,675		5,998,597
4.000%	03/20/46	24,773		26,183,891
4.000%	04/20/46	23,754		25,106,837
4.000%	10/20/46	164		173,791
4.000%	11/20/46	3,006		3,177,103
4.000%	TBA(t)	22,000		23,235,782
5.000%	07/15/40	564		620,950
5.500%	11/15/32	64		71,516
5.500%	11/15/32	55		62,212
5.500%	01/15/33	67		74,888
5.500%	02/15/33	134		151,672
5.500%	03/15/33	77		86,938
5.500%	03/15/33	65		73,370
5.500%	07/15/33	65		73,037
5.500%	07/15/33	54		60,093
5.500%	08/15/33	68		76,928
5.500%	09/15/33	48		54,105

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.500%	04/15/34	80	$89,663
5.500%	05/15/34	48	53,229
5.500%	09/15/34	569	642,129
5.500%	09/15/34	69	77,743
5.500%	12/15/34	560	631,916
5.500%	01/15/35	484	545,417

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $241,796,522)			241,704,477

U.S. TREASURY OBLIGATIONS — 11.4%
U.S. Treasury Bonds
2.875%	08/15/45	8,300	8,049,382
3.000%	11/15/45	15,640	15,543,470
3.625%	08/15/43	1,400	1,558,868
3.625%	02/15/44	14,300	15,933,332
3.750%	11/15/43	1,560	1,775,110
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/18	22,700	24,043,030
0.125%	04/15/19	1,400	1,471,925
0.125%	04/15/21	2,700	2,794,456
0.125%	01/15/23	900	946,098
0.250%	01/15/25	1,550	1,575,359
0.625%	01/15/24	880	937,392
0.875%	02/15/47	1,000	990,369
2.500%	01/15/29	1,800	2,488,572
U.S. Treasury Notes
1.125%	06/30/21	45,450	44,134,450
1.125%	07/31/21	18,260	17,709,351
1.250%	12/31/18(a)	10,370	10,375,268
1.375%	04/30/21	62,310	61,263,379
1.625%	06/30/20	10,800	10,808,856
1.750%	09/30/22	1,710	1,684,150
1.875%	10/31/22	4,720	4,675,566
2.125%	03/31/24	10,630	10,567,304
2.250%	01/31/24	23,160	23,232,375
2.250%	11/15/25	38,340	38,009,011
U.S. Treasury Strip Coupon
3.305%(s)	11/15/41	6,000	2,761,932

TOTAL U.S. TREASURY OBLIGATIONS (cost $304,147,741)			303,329,005

TOTAL LONG-TERM INVESTMENTS (cost $1,886,934,941)			1,951,651,627

Shares
SHORT-TERM INVESTMENTS — 28.1%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	697,427,634	697,427,634

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $50,855,496; includes $50,802,960 of cash collateral for securities on loan)(b)(w)	50,842,729	$50,852,898

	Counterparty	Notional Amount (000)#
OPTION PURCHASED* — 0.0%
Call Options — 0.0%
SPDR S&P Bank ETF, expiring 09/29/17,
Strike Price $43.45 (cost $503,118)	Morgan Stanley	185	465,663

TOTAL SHORT-TERM INVESTMENTS (cost $748,786,248)			748,746,195

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTION WRITTEN — 101.3% (cost $2,635,721,189)			2,700,397,822

Interest Rate	Maturity Date	Principal Amount (000)#
SECURITIES SOLD SHORT — (0.9)%
U.S. GOVERNMENT AGENCY OBLIGATIONS — (0.9)%
Federal Home Loan Mortgage Corp.
3.000%	TBA(t)	4,000	(3,963,125)
3.500%	TBA(t)	8,000	(8,181,248)
Federal National Mortgage Assoc.
3.000%	TBA(t)	5,000	(4,946,875)
3.000%	TBA(t)	7,000	(6,938,751)

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (proceeds received $23,913,867)			(24,029,999)

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTION WRITTEN* — (0.0)%
Put Option — (0.0)%
SPDR S&P Bank ETF, expiring 09/29/17,
Strike Price $43.45*	Morgan Stanley
(premiums received $503,118)		185	$(556,603)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTION WRITTEN — 100.4% (cost $2,611,304,204)			2,675,811,220
Liabilities in excess of other assets(z) — (0.4)%			(9,747,039)

NET ASSETS — 100.0%			$2,666,064,181

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $24,283,133 and 0.9% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $49,672,484; cash collateral of $50,802,960 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $16,599,055 is approximately 0.6% of net assets.

(p)	Interest rate not available as of March 31, 2017.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(t)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $19,000,000 is approximately 0.7% of net assets.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
375	2 Year U.S. Treasury Notes	Jun. 2017	$ 81,149,366	$ 81,169,922	$ 20,556
33	10 Year U.S. Treasury Notes	Jun. 2017	4,102,902	4,110,563	7,661
4	20 Year U.S. Treasury Bonds	Jun. 2017	587,052	603,375	16,323
342	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	54,858,408	54,933,750	75,342
77	Amsterdam Index	Apr. 2017	8,390,173	8,464,102	73,929
102	ASX SPI 200 Index	Jun. 2017	11,202,020	11,393,078	191,058
300	CAC40 10 Euro	Apr. 2017	15,951,642	16,371,695	420,053
46	DAX Index	Jun. 2017	14,755,009	15,126,123	371,114

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Positions (cont’d.):
16	Euro STOXX 50 Index	Jun. 2017	$ 571,796	$ 584,778	$ 12,982
311	FTSE 100 Index	Jun. 2017	28,405,124	28,349,064	(56,060)
18	FTSE/MIB Index	Jun. 2017	1,846,796	1,925,142	78,346
26	Hang Seng Index	Apr. 2017	4,070,456	4,036,582	(33,874)
210	IBEX 35 Index	Apr. 2017	22,317,177	23,327,658	1,010,481
1,468	Mini MSCI Emerging Markets Index	Jun. 2017	68,020,601	70,566,760	2,546,159
342	OMXS30 Index	Apr. 2017	5,911,095	6,038,954	127,859
1,312	Russell 2000 Mini Index	Jun. 2017	89,423,815	90,816,640	1,392,825
1,976	S&P 500 E-Mini Index	Jun. 2017	233,618,042	233,088,960	(529,082)
80	S&P/TSX 60 Index	Jun. 2017	10,973,575	10,973,869	294
784	SGX Nifty 50 Index	Apr. 2017	14,257,982	14,422,464	164,482
723	SGX MSCI Singapore Index	Apr. 2017	17,794,844	18,056,264	261,420
243	TOPIX Index	Jun. 2017	33,625,522	33,013,339	(612,183)

					5,539,685

Short Positions:
489	5 Year U.S. Treasury Notes	Jun. 2017	57,318,427	57,568,289	(249,862)
568	30 Year Euro Buxl	Jun. 2017	100,858,030	102,137,959	(1,279,929)

					(1,529,791)

					$4,009,894

Cash and foreign currency of $36,090,008 has been segregated with Barclays Capital Group to cover requirements for open futures contracts at March 31, 2017.

Forward foreign currency exchange contracts outstanding at March 31, 2017:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 04/03/17	Morgan Stanley	ARS	3,241	$209,878	$210,361	$483
Expiring 06/06/17	Morgan Stanley	ARS	1,818	114,000	114,616	616
Expiring 06/13/17	Morgan Stanley	ARS	971	59,940	60,997	1,057
Australian Dollar,
Expiring 06/21/17	Morgan Stanley	AUD	13,280	10,064,615	10,130,368	65,753
Brazilian Real,
Expiring 04/04/17	Morgan Stanley	BRL	535	167,376	170,627	3,251
Expiring 04/04/17	Morgan Stanley	BRL	501	160,000	159,757	(243)
Expiring 04/04/17	Morgan Stanley	BRL	207	66,000	65,934	(66)
Expiring 04/04/17	Morgan Stanley	BRL	280	88,988	89,358	370
Expiring 04/04/17	Morgan Stanley	BRL	5,079	1,644,145	1,620,817	(23,328)
Expiring 04/04/17	Morgan Stanley	BRL	1,007	318,000	321,368	3,368
Expiring 04/04/17	Morgan Stanley	BRL	993	317,000	316,857	(143)
Expiring 04/04/17	Morgan Stanley	BRL	503	160,000	160,551	551
Expiring 04/04/17	Morgan Stanley	BRL	494	158,000	157,647	(353)
Expiring 04/04/17	Morgan Stanley	BRL	418	134,839	133,519	(1,320)
Expiring 04/04/17	Morgan Stanley	BRL	305	98,000	97,436	(564)
Expiring 04/04/17	Morgan Stanley	BRL	266	83,861	84,939	1,078
Expiring 04/04/17	Morgan Stanley	BRL	207	66,000	65,904	(96)
Expiring 04/04/17	Morgan Stanley	BRL	205	64,000	65,275	1,275
Expiring 04/04/17	Morgan Stanley	BRL	499	159,000	159,246	246
Expiring 04/04/17	Morgan Stanley	BRL	352	114,000	112,415	(1,585)
Expiring 04/04/17	Morgan Stanley	BRL	288	92,000	92,042	42
Expiring 04/04/17	Morgan Stanley	BRL	210	68,000	67,057	(943)
Expiring 04/04/17	Morgan Stanley	BRL	24,900	7,966,216	7,946,488	(19,728)
Expiring 05/03/17	Morgan Stanley	BRL	754	236,022	239,078	3,056
Expiring 05/03/17	Morgan Stanley	BRL	24,620	7,809,303	7,805,032	(4,271)
Expiring 06/02/17	Morgan Stanley	BRL	7,054	2,223,729	2,220,013	(3,716)
British Pound,
Expiring 06/21/17	Morgan Stanley	GBP	19,305	23,751,019	24,236,394	485,375

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Canadian Dollar,
Expiring 06/21/17	Morgan Stanley	CAD	17,750	$13,300,903	$13,362,899	$61,996
Chilean Peso,
Expiring 04/20/17	Morgan Stanley	CLP	44,322	67,104	67,099	(5)
Expiring 06/15/17	Morgan Stanley	CLP	44,439	67,919	67,102	(817)
Expiring 06/21/17	Morgan Stanley	CLP	70,000	105,263	105,667	404
Chinese Renminbi,
Expiring 04/05/17	Morgan Stanley	CNH	1,441	209,582	209,636	54
Expiring 04/05/17	Morgan Stanley	CNH	1,441	202,574	209,607	7,033
Expiring 04/11/17	Morgan Stanley	CNH	3,970	571,810	577,135	5,325
Expiring 06/21/17	Morgan Stanley	CNH	2,296	328,929	332,041	3,112
Expiring 06/21/17	Morgan Stanley	CNH	1,107	160,000	160,124	124
Expiring 06/21/17	Morgan Stanley	CNH	1,593	230,400	230,389	(11)
Expiring 06/21/17	Morgan Stanley	CNH	1,135	164,000	164,143	143
Expiring 06/21/17	Morgan Stanley	CNH	470	67,694	67,958	264
Colombian Peso,
Expiring 04/07/17	Morgan Stanley	COP	191,040	64,000	66,385	2,385
Expiring 04/10/17	Morgan Stanley	COP	248,583	85,000	86,344	1,344
Expiring 04/17/17	Morgan Stanley	COP	189,800	65,000	65,862	862
Expiring 05/03/17	Morgan Stanley	COP	190,589	66,000	65,988	(12)
Expiring 06/16/17	Morgan Stanley	COP	15,029	5,069	5,173	104
Expiring 08/11/17	Morgan Stanley	COP	452,538	152,588	154,655	2,067
Czech Koruna,
Expiring 06/21/17	Morgan Stanley	CZK	679,600	26,661,436	27,128,335	466,899
Expiring 06/21/17	Morgan Stanley	CZK	3,600	142,624	143,705	1,081
Danish Krone,
Expiring 06/21/17	Morgan Stanley	DKK	15,470	2,199,508	2,227,826	28,318
Egyptian Pound,
Expiring 07/31/17	Morgan Stanley	EGP	644	33,173	34,969	1,796
Expiring 11/29/17	Morgan Stanley	EGP	884	46,268	46,569	301
Expiring 12/19/17	Morgan Stanley	EGP	649	31,914	34,044	2,130
Expiring 01/24/18	Morgan Stanley	EGP	788	38,421	40,902	2,481
Expiring 01/30/18	Morgan Stanley	EGP	680	33,173	35,260	2,087
Expiring 02/07/18	Morgan Stanley	EGP	645	32,013	33,377	1,364
Euro,
Expiring 06/21/17	Morgan Stanley	EUR	510	549,918	546,249	(3,669)
Expiring 06/21/17	Morgan Stanley	EUR	37,790	39,895,821	40,475,943	580,122
Expiring 06/21/17	Morgan Stanley	EUR	410	444,770	439,141	(5,629)
Hong Kong Dollar,
Expiring 06/21/17	Morgan Stanley	HKD	32,660	4,212,330	4,209,832	(2,498)
Hungarian Forint,
Expiring 06/21/17	Morgan Stanley	HUF	58,000	203,532	201,083	(2,449)
Expiring 06/21/17	Morgan Stanley	HUF	30,000	104,435	104,009	(426)
Expiring 06/21/17	Morgan Stanley	HUF	553,185	1,897,199	1,917,869	20,670
Indian Rupee,
Expiring 04/03/17	Morgan Stanley	INR	10,751	165,522	165,494	(28)
Expiring 04/10/17	Morgan Stanley	INR	21,781	335,813	334,957	(856)
Expiring 04/10/17	Morgan Stanley	INR	10,371	158,000	159,492	1,492
Expiring 04/20/17	Morgan Stanley	INR	10,493	160,000	161,147	1,147
Expiring 04/20/17	Morgan Stanley	INR	10,671	163,000	163,878	878
Expiring 05/24/17	Morgan Stanley	INR	5,004	73,956	76,484	2,528
Expiring 05/24/17	Morgan Stanley	INR	19,970	294,958	305,244	10,286
Expiring 06/21/17	Morgan Stanley	INR	3,500	51,972	53,298	1,326
Expiring 06/21/17	Morgan Stanley	INR	1,067,000	15,800,151	16,248,360	448,209
Expiring 07/14/17	Morgan Stanley	INR	6,614	97,919	100,412	2,493
Expiring 07/14/17	Morgan Stanley	INR	21,268	322,237	322,883	646
Indonesian Rupiah,
Expiring 04/07/17	Morgan Stanley	IDR	2,418,481	181,568	181,358	(210)
Expiring 04/20/17	Morgan Stanley	IDR	2,122,105	159,000	158,914	(86)

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 04/28/17	Morgan Stanley	IDR	2,570,972	$193,000	$192,364	$(636)
Expiring 05/24/17	Morgan Stanley	IDR	1,568,730	116,552	117,007	455
Expiring 05/24/17	Morgan Stanley	IDR	1,995,548	148,390	148,842	452
Expiring 06/09/17	Morgan Stanley	IDR	4,455,760	330,007	331,760	1,753
Expiring 06/21/17	Morgan Stanley	IDR	360,000	26,826	26,771	(55)
Expiring 06/21/17	Morgan Stanley	IDR	1,980,000	146,721	147,244	523
Expiring 06/21/17	Morgan Stanley	IDR	212,490,000	15,733,008	15,801,960	68,952
Israeli Shekel,
Expiring 06/21/17	Morgan Stanley	ILS	1,240	340,726	343,225	2,499
Japanese Yen,
Expiring 06/21/17	Morgan Stanley	JPY	3,634,000	31,913,771	32,750,099	836,328
Expiring 06/21/17	Morgan Stanley	JPY	13,000	115,412	117,158	1,746
Expiring 06/21/17	Morgan Stanley	JPY	35,000	316,756	315,425	(1,331)
Malaysian Ringgit,
Expiring 04/03/17	Morgan Stanley	MYR	490	110,928	110,652	(276)
Expiring 04/17/17	Morgan Stanley	MYR	1,535	342,788	346,721	3,933
Expiring 05/18/17	Morgan Stanley	MYR	3,249	727,837	732,870	5,033
Expiring 05/22/17	Morgan Stanley	MYR	909	203,290	205,057	1,767
Mexican Peso,
Expiring 06/21/17	Morgan Stanley	MXN	39,425	1,998,139	2,079,110	80,971
Expiring 06/21/17	Morgan Stanley	MXN	3,090	159,000	162,961	3,961
Expiring 06/21/17	Morgan Stanley	MXN	1,260	65,000	66,447	1,447
Expiring 06/21/17	Morgan Stanley	MXN	3,210	160,000	169,287	9,287
Expiring 06/21/17	Morgan Stanley	MXN	1,272	66,000	67,081	1,081
Expiring 06/21/17	Morgan Stanley	MXN	1,141	58,634	60,184	1,550
Expiring 06/21/17	Morgan Stanley	MXN	1,325	68,040	69,856	1,816
Expiring 06/21/17	Morgan Stanley	MXN	1,264	66,000	66,636	636
Expiring 06/21/17	Morgan Stanley	MXN	3,154	159,000	166,331	7,331
Expiring 06/21/17	Morgan Stanley	MXN	282	14,630	14,859	229
Expiring 06/21/17	Morgan Stanley	MXN	42,239	2,134,746	2,227,500	92,754
Expiring 06/21/17	Morgan Stanley	MXN	20,103	1,042,833	1,060,124	17,291
Expiring 06/21/17	Morgan Stanley	MXN	3,153	159,000	166,279	7,279
Expiring 06/21/17	Morgan Stanley	MXN	3,134	164,000	165,280	1,280
Expiring 06/21/17	Morgan Stanley	MXN	3,130	157,000	165,057	8,057
Expiring 06/21/17	Morgan Stanley	MXN	948	47,558	49,994	2,436
New Taiwanese Dollar,
Expiring 04/05/17	Morgan Stanley	TWD	4,932	159,000	162,583	3,583
Expiring 04/05/17	Morgan Stanley	TWD	2,725	89,000	89,833	833
Expiring 04/05/17	Morgan Stanley	TWD	9,790	318,000	322,734	4,734
Expiring 04/05/17	Morgan Stanley	TWD	4,847	158,000	159,763	1,763
Expiring 04/05/17	Morgan Stanley	TWD	1,987	64,000	65,503	1,503
Expiring 04/05/17	Morgan Stanley	TWD	4,929	159,000	162,482	3,482
Expiring 04/10/17	Morgan Stanley	TWD	6,753	219,000	222,674	3,674
Expiring 04/13/17	Morgan Stanley	TWD	4,969	160,000	163,872	3,872
Expiring 04/20/17	Morgan Stanley	TWD	19,818	656,005	653,736	(2,269)
Expiring 04/20/17	Morgan Stanley	TWD	14,664	480,000	483,719	3,719
Expiring 04/20/17	Morgan Stanley	TWD	17,721	574,700	584,561	9,861
Expiring 04/28/17	Morgan Stanley	TWD	5,057	167,888	166,884	(1,004)
Expiring 04/28/17	Morgan Stanley	TWD	465	15,284	15,353	69
Expiring 06/21/17	Morgan Stanley	TWD	6,900	227,385	228,269	884
Expiring 06/21/17	Morgan Stanley	TWD	424,200	13,976,936	14,033,579	56,643
Expiring 07/11/17	Morgan Stanley	TWD	2,148	69,647	71,129	1,482
New Zealand Dollar,
Expiring 06/21/17	Morgan Stanley	NZD	340	239,925	237,836	(2,089)
Norwegian Krone,
Expiring 06/21/17	Morgan Stanley	NOK	7,450	879,795	868,428	(11,367)
Expiring 06/21/17	Morgan Stanley	NOK	67,600	7,993,789	7,879,959	(113,830)

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Peruvian Nuevo Sol,
Expiring 04/06/17	Morgan Stanley	PEN	708	$217,867	$217,910	$43
Expiring 06/22/17	Morgan Stanley	PEN	483	146,771	147,384	613
Philippine Peso,
Expiring 04/17/17	Morgan Stanley	PHP	8,040	160,000	160,108	108
Expiring 04/24/17	Morgan Stanley	PHP	8,230	164,000	163,852	(148)
Expiring 05/24/17	Morgan Stanley	PHP	10,615	210,448	211,013	565
Expiring 05/24/17	Morgan Stanley	PHP	7,717	152,152	153,407	1,255
Expiring 05/24/17	Morgan Stanley	PHP	7,997	157,879	158,977	1,098
Expiring 05/24/17	Morgan Stanley	PHP	7,635	151,828	151,783	(45)
Polish Zloty,
Expiring 06/21/17	Morgan Stanley	PLN	842	210,746	212,220	1,474
Expiring 06/21/17	Morgan Stanley	PLN	653	160,000	164,519	4,519
Expiring 06/21/17	Morgan Stanley	PLN	648	164,000	163,325	(675)
Expiring 06/21/17	Morgan Stanley	PLN	644	160,000	162,251	2,251
Expiring 06/21/17	Morgan Stanley	PLN	825	208,172	207,802	(370)
Romanian Leu,
Expiring 06/21/17	Morgan Stanley	RON	2,030	475,697	476,468	771
Expiring 06/21/17	Morgan Stanley	RON	2,390	559,912	560,834	922
Expiring 06/21/17	Morgan Stanley	RON	205	47,698	48,079	381
Expiring 06/21/17	Morgan Stanley	RON	181	42,779	42,536	(243)
Expiring 06/21/17	Morgan Stanley	RON	181	42,340	42,435	95
Russian Ruble,
Expiring 05/15/17	Morgan Stanley	RUB	19,612	332,587	344,708	12,121
Expiring 05/15/17	Morgan Stanley	RUB	9,664	166,195	169,861	3,666
Expiring 05/15/17	Morgan Stanley	RUB	9,562	164,000	168,063	4,063
Expiring 05/15/17	Morgan Stanley	RUB	11,834	199,766	207,995	8,229
Expiring 05/15/17	Morgan Stanley	RUB	7,520	132,000	132,167	167
Expiring 05/15/17	Morgan Stanley	RUB	19,137	324,096	336,351	12,255
Expiring 05/15/17	Morgan Stanley	RUB	11,673	195,160	205,160	10,000
Expiring 05/15/17	Morgan Stanley	RUB	10,794	183,000	189,716	6,716
Expiring 05/15/17	Morgan Stanley	RUB	10,667	181,958	187,493	5,535
Expiring 05/15/17	Morgan Stanley	RUB	9,510	164,000	167,153	3,153
Expiring 05/26/17	Morgan Stanley	RUB	31,151	517,991	546,007	28,016
Expiring 05/26/17	Morgan Stanley	RUB	9,168	155,729	160,699	4,970
Expiring 06/21/17	Morgan Stanley	RUB	9,500	159,869	165,599	5,730
Expiring 06/21/17	Morgan Stanley	RUB	1,500	25,424	26,147	723
Expiring 06/21/17	Morgan Stanley	RUB	458,500	7,647,402	7,992,330	344,928
Singapore Dollar,
Expiring 06/21/17	Morgan Stanley	SGD	2,400	1,705,060	1,716,791	11,731
Expiring 06/21/17	Morgan Stanley	SGD	230	165,000	164,401	(599)
Expiring 06/21/17	Morgan Stanley	SGD	230	165,000	164,303	(697)
Expiring 06/21/17	Morgan Stanley	SGD	449	320,000	320,992	992
Expiring 06/21/17	Morgan Stanley	SGD	226	160,000	161,867	1,867
Expiring 06/21/17	Morgan Stanley	SGD	294	210,000	210,339	339
Expiring 06/21/17	Morgan Stanley	SGD	225	160,000	160,715	715
Expiring 06/21/17	Morgan Stanley	SGD	196	138,871	140,174	1,303
South African Rand,
Expiring 06/21/17	Morgan Stanley	ZAR	4,144	320,000	304,418	(15,582)
Expiring 06/21/17	Morgan Stanley	ZAR	842	65,000	61,874	(3,126)
Expiring 06/21/17	Morgan Stanley	ZAR	103,600	8,032,253	7,611,172	(421,081)
Expiring 06/21/17	Morgan Stanley	ZAR	3,401	260,593	249,861	(10,732)
Expiring 06/21/17	Morgan Stanley	ZAR	817	63,000	59,991	(3,009)
Expiring 06/21/17	Morgan Stanley	ZAR	827	66,145	60,734	(5,411)
Expiring 06/21/17	Morgan Stanley	ZAR	15,406	1,161,408	1,131,845	(29,563)
Expiring 06/21/17	Morgan Stanley	ZAR	8,781	687,182	645,134	(42,048)
Expiring 06/21/17	Morgan Stanley	ZAR	1,664	131,000	122,257	(8,743)
Expiring 06/21/17	Morgan Stanley	ZAR	1,254	99,000	92,092	(6,908)
Expiring 06/21/17	Morgan Stanley	ZAR	1,242	96,000	91,223	(4,777)

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
South African Rand (cont’d.),
Expiring 06/21/17	Morgan Stanley	ZAR	856	$66,000	$62,851	$(3,149)
Expiring 06/21/17	Morgan Stanley	ZAR	854	66,000	62,733	(3,267)
Expiring 06/21/17	Morgan Stanley	ZAR	853	66,000	62,644	(3,356)
Expiring 06/21/17	Morgan Stanley	ZAR	845	66,000	62,079	(3,921)
South Korean Won,
Expiring 04/03/17	Morgan Stanley	KRW	545,893	477,000	488,165	11,165
Expiring 04/03/17	Morgan Stanley	KRW	181,372	160,000	162,192	2,192
Expiring 04/06/17	Morgan Stanley	KRW	183,748	159,000	164,324	5,324
Expiring 04/06/17	Morgan Stanley	KRW	181,817	159,000	162,596	3,596
Expiring 04/06/17	Morgan Stanley	KRW	109,003	95,000	97,480	2,480
Expiring 04/10/17	Morgan Stanley	KRW	227,756	198,000	203,690	5,690
Expiring 04/10/17	Morgan Stanley	KRW	195,024	168,779	174,417	5,638
Expiring 04/17/17	Morgan Stanley	KRW	32,280	28,034	28,872	838
Expiring 04/20/17	Morgan Stanley	KRW	310,780	274,968	277,978	3,010
Expiring 04/20/17	Morgan Stanley	KRW	219,124	196,000	195,996	(4)
Expiring 04/20/17	Morgan Stanley	KRW	192,361	172,003	172,058	55
Expiring 04/20/17	Morgan Stanley	KRW	106,000	94,136	94,812	676
Expiring 04/28/17	Morgan Stanley	KRW	358,708	322,344	320,883	(1,461)
Expiring 04/28/17	Morgan Stanley	KRW	184,335	165,000	164,897	(103)
Expiring 04/28/17	Morgan Stanley	KRW	184,228	165,000	164,801	(199)
Expiring 05/24/17	Morgan Stanley	KRW	474,568	425,038	424,642	(396)
Expiring 06/21/17	Morgan Stanley	KRW	290,000	256,864	259,575	2,711
Expiring 06/21/17	Morgan Stanley	KRW	240,000	214,564	214,822	258
Expiring 06/21/17	Morgan Stanley	KRW	17,800,000	15,414,592	15,932,594	518,002
Expiring 07/13/17	Morgan Stanley	KRW	300,524	259,819	269,086	9,267
Expiring 07/13/17	Morgan Stanley	KRW	422,780	378,384	378,552	168
Expiring 07/13/17	Morgan Stanley	KRW	727,265	653,263	651,183	(2,080)
Swedish Krona,
Expiring 06/21/17	Morgan Stanley	SEK	2,475	275,811	277,338	1,527
Expiring 06/21/17	Morgan Stanley	SEK	166,350	18,444,068	18,640,493	196,425
Expiring 06/21/17	Morgan Stanley	SEK	34,425	3,816,874	3,857,523	40,649
Swiss Franc,
Expiring 06/21/17	Morgan Stanley	CHF	90	90,905	90,307	(598)
Expiring 06/21/17	Morgan Stanley	CHF	11,550	11,473,838	11,589,327	115,489
Expiring 06/21/17	Morgan Stanley	CHF	80	81,107	80,272	(835)
Thai Baht,
Expiring 04/03/17	Morgan Stanley	THB	2,585	74,474	75,225	751
Expiring 04/03/17	Morgan Stanley	THB	1,880	54,514	54,715	201
Turkish Lira,
Expiring 06/21/17	Morgan Stanley	TRY	488	131,000	131,112	112
Expiring 06/21/17	Morgan Stanley	TRY	485	132,000	130,343	(1,657)
Expiring 06/21/17	Morgan Stanley	TRY	485	131,000	130,328	(672)
Expiring 06/21/17	Morgan Stanley	TRY	304	82,500	81,548	(952)
Expiring 06/21/17	Morgan Stanley	TRY	242	65,000	64,957	(43)
Expiring 06/21/17	Morgan Stanley	TRY	239	64,000	64,315	315
Expiring 06/21/17	Morgan Stanley	TRY	39,070	10,257,875	10,497,713	239,838
Expiring 06/21/17	Morgan Stanley	TRY	670	174,998	180,022	5,024
Expiring 06/21/17	Morgan Stanley	TRY	246	66,000	66,146	146
Expiring 06/21/17	Morgan Stanley	TRY	7,356	1,924,475	1,976,461	51,986
Expiring 06/21/17	Morgan Stanley	TRY	234	63,000	62,823	(177)
Expiring 06/21/17	Morgan Stanley	TRY	234	63,000	62,976	(24)
Expiring 06/21/17	Morgan Stanley	TRY	484	128,000	130,043	2,043
Expiring 06/21/17	Morgan Stanley	TRY	408	107,863	109,566	1,703
Expiring 06/21/17	Morgan Stanley	TRY	304	82,500	81,548	(952)

				$347,163,911	$351,573,933	4,410,022

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 04/03/17	Morgan Stanley	ARS	1,925	$121,570	$124,951	$(3,381)
Expiring 04/03/17	Morgan Stanley	ARS	1,316	78,093	85,410	(7,317)
Expiring 04/17/17	Morgan Stanley	ARS	765	48,801	49,352	(551)
Expiring 06/06/17	Morgan Stanley	ARS	3,241	203,743	204,293	(550)
Brazilian Real,
Expiring 04/04/17	Morgan Stanley	BRL	515	165,000	164,265	735
Expiring 04/04/17	Morgan Stanley	BRL	341	109,000	108,775	225
Expiring 04/04/17	Morgan Stanley	BRL	480	155,014	153,186	1,828
Expiring 04/04/17	Morgan Stanley	BRL	80	25,621	25,531	90
Expiring 04/04/17	Morgan Stanley	BRL	7,054	2,253,279	2,251,150	2,129
Expiring 04/04/17	Morgan Stanley	BRL	569	184,078	181,417	2,661
Expiring 04/04/17	Morgan Stanley	BRL	556	174,688	177,381	(2,693)
Expiring 04/04/17	Morgan Stanley	BRL	509	160,000	162,500	(2,500)
Expiring 04/04/17	Morgan Stanley	BRL	505	164,000	161,195	2,805
Expiring 04/04/17	Morgan Stanley	BRL	505	163,000	161,045	1,955
Expiring 04/04/17	Morgan Stanley	BRL	504	164,000	160,970	3,030
Expiring 04/04/17	Morgan Stanley	BRL	1,011	320,000	322,695	(2,695)
Expiring 04/04/17	Morgan Stanley	BRL	24,620	7,855,775	7,857,129	(1,354)
British Pound,
Expiring 06/21/17	Morgan Stanley	GBP	6,400	8,006,598	8,034,857	(28,259)
Chilean Peso,
Expiring 05/04/17	Morgan Stanley	CLP	62,163	93,711	94,044	(333)
Expiring 05/04/17	Morgan Stanley	CLP	316,963	479,484	479,521	(37)
Expiring 06/21/17	Morgan Stanley	CLP	60,000	90,050	90,572	(522)
Expiring 06/21/17	Morgan Stanley	CLP	6,835,000	10,478,308	10,317,651	160,657
Expiring 06/21/17	Morgan Stanley	CLP	190,000	285,178	286,811	(1,633)
Chinese Renminbi,
Expiring 04/05/17	Morgan Stanley	CNH	1,441	202,574	209,636	(7,062)
Expiring 06/21/17	Morgan Stanley	CNH	72,970	10,526,544	10,550,790	(24,246)
Expiring 06/21/17	Morgan Stanley	CNH	730	104,765	105,552	(787)
Expiring 06/21/17	Morgan Stanley	CNH	210	30,251	30,364	(113)
Expiring 06/21/17	Morgan Stanley	CNH	1,594	231,000	230,417	583
Expiring 06/21/17	Morgan Stanley	CNH	1,134	164,000	164,008	(8)
Colombian Peso,
Expiring 04/10/17	Morgan Stanley	COP	412,696	137,680	143,348	(5,668)
Expiring 04/17/17	Morgan Stanley	COP	192,753	64,000	66,887	(2,887)
Czech Koruna,
Expiring 06/21/17	Morgan Stanley	CZK	9,800	392,078	391,197	881
Expiring 06/21/17	Morgan Stanley	CZK	8,000	322,208	319,345	2,863
Euro,
Expiring 06/21/17	Morgan Stanley	EUR	190	201,958	203,505	(1,547)
Expiring 06/21/17	Morgan Stanley	EUR	2,065	2,214,743	2,211,832	2,911
Expiring 06/21/17	Morgan Stanley	EUR	35,210	37,172,053	37,712,569	(540,516)
Expiring 06/21/17	Morgan Stanley	EUR	1,022	1,092,691	1,094,889	(2,198)
Hong Kong Dollar,
Expiring 09/29/17	Morgan Stanley	HKD	2,282	294,713	294,550	163
Expiring 10/03/17	Morgan Stanley	HKD	5,767	744,347	744,355	(8)
Expiring 03/27/18	Morgan Stanley	HKD	4,646	600,721	600,563	158
Expiring 03/27/18	Morgan Stanley	HKD	3,821	494,000	493,931	69
Expiring 03/27/18	Morgan Stanley	HKD	1,697	219,300	219,303	(3)
Expiring 03/27/18	Morgan Stanley	HKD	2,724	352,217	352,098	119
Hungarian Forint,
Expiring 06/21/17	Morgan Stanley	HUF	24,000	82,091	83,207	(1,116)
Expiring 06/21/17	Morgan Stanley	HUF	3,100,000	10,579,790	10,747,566	(167,776)
Expiring 06/21/17	Morgan Stanley	HUF	21,674	73,812	75,142	(1,330)
Expiring 06/21/17	Morgan Stanley	HUF	10,322	35,189	35,787	(598)
Indian Rupee,
Expiring 04/03/17	Morgan Stanley	INR	10,751	160,224	165,494	(5,270)

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 04/10/17	Morgan Stanley	INR	10,720	$160,000	$164,858	$(4,858)
Expiring 04/10/17	Morgan Stanley	INR	21,432	320,000	329,591	(9,591)
Expiring 04/17/17	Morgan Stanley	INR	21,242	320,000	326,345	(6,345)
Expiring 06/21/17	Morgan Stanley	INR	26,500	400,363	403,544	(3,181)
Expiring 06/21/17	Morgan Stanley	INR	2,000	30,310	30,456	(146)
Expiring 07/14/17	Morgan Stanley	INR	21,781	332,654	330,675	1,979
Expiring 07/14/17	Morgan Stanley	INR	10,751	163,845	163,219	626
Expiring 07/14/17	Morgan Stanley	INR	6,119	89,956	92,895	(2,939)
Indonesian Rupiah,
Expiring 04/07/17	Morgan Stanley	IDR	2,418,481	179,924	181,357	(1,433)
Expiring 04/10/17	Morgan Stanley	IDR	4,386,493	327,000	328,831	(1,831)
Expiring 06/09/17	Morgan Stanley	IDR	1,219,529	90,490	90,802	(312)
Expiring 06/09/17	Morgan Stanley	IDR	2,418,481	180,497	180,071	426
Expiring 06/21/17	Morgan Stanley	IDR	2,070,000	153,961	153,937	24
Expiring 06/22/17	Morgan Stanley	IDR	5,823,270	428,907	433,007	(4,100)
Japanese Yen,
Expiring 06/21/17	Morgan Stanley	JPY	11,000	96,924	99,133	(2,209)
Expiring 06/21/17	Morgan Stanley	JPY	1,824,000	16,018,359	16,438,134	(419,775)
Malaysian Ringgit,
Expiring 04/03/17	Morgan Stanley	MYR	490	110,000	110,652	(652)
Expiring 05/04/17	Morgan Stanley	MYR	431	97,043	97,189	(146)
Expiring 05/08/17	Morgan Stanley	MYR	490	110,589	110,501	88
Expiring 05/08/17	Morgan Stanley	MYR	286	64,000	64,505	(505)
Mexican Peso,
Expiring 06/21/17	Morgan Stanley	MXN	3,190	160,000	168,200	(8,200)
Expiring 06/21/17	Morgan Stanley	MXN	3,187	160,000	168,074	(8,074)
Expiring 06/21/17	Morgan Stanley	MXN	3,100	160,000	163,490	(3,490)
Expiring 06/21/17	Morgan Stanley	MXN	4,923	258,358	259,605	(1,247)
Expiring 06/21/17	Morgan Stanley	MXN	376	18,767	19,834	(1,067)
Expiring 06/21/17	Morgan Stanley	MXN	209	10,447	10,998	(551)
Expiring 06/21/17	Morgan Stanley	MXN	3,162	163,000	166,756	(3,756)
Expiring 06/21/17	Morgan Stanley	MXN	3,129	165,000	164,983	17
Expiring 06/21/17	Morgan Stanley	MXN	1,252	65,000	66,038	(1,038)
Expiring 06/21/17	Morgan Stanley	MXN	3,164	160,000	166,863	(6,863)
Expiring 06/21/17	Morgan Stanley	MXN	3,148	165,000	166,029	(1,029)
Expiring 06/21/17	Morgan Stanley	MXN	3,146	163,000	165,890	(2,890)
Expiring 06/21/17	Morgan Stanley	MXN	1,261	66,000	66,509	(509)
Expiring 06/21/17	Morgan Stanley	MXN	944	47,558	49,777	(2,219)
New Taiwanese Dollar,
Expiring 04/05/17	Morgan Stanley	TWD	19,818	655,571	653,289	2,282
Expiring 04/05/17	Morgan Stanley	TWD	9,392	306,783	309,609	(2,826)
Expiring 04/13/17	Morgan Stanley	TWD	4,965	160,000	163,722	(3,722)
Expiring 04/20/17	Morgan Stanley	TWD	4,981	164,000	164,304	(304)
Expiring 04/20/17	Morgan Stanley	TWD	36,362	1,155,557	1,199,464	(43,907)
Expiring 04/28/17	Morgan Stanley	TWD	2,190	73,000	72,256	744
Expiring 04/28/17	Morgan Stanley	TWD	4,722	152,765	155,806	(3,041)
Expiring 06/02/17	Morgan Stanley	TWD	9,634	315,192	318,411	(3,219)
Expiring 06/20/17	Morgan Stanley	TWD	14,704	461,200	486,435	(25,235)
Expiring 06/20/17	Morgan Stanley	TWD	14,047	440,610	464,675	(24,065)
Expiring 06/21/17	Morgan Stanley	TWD	12,300	398,962	406,914	(7,952)
Expiring 06/21/17	Morgan Stanley	TWD	1,147,500	37,555,228	37,962,120	(406,892)
Expiring 07/11/17	Morgan Stanley	TWD	4,288	140,726	141,996	(1,270)
Expiring 07/11/17	Morgan Stanley	TWD	4,823	157,675	159,724	(2,049)
Expiring 08/17/17	Morgan Stanley	TWD	35,126	1,151,303	1,165,359	(14,056)
Peruvian Nuevo Sol,
Expiring 04/06/17	Morgan Stanley	PEN	201	61,290	61,805	(515)
Expiring 04/06/17	Morgan Stanley	PEN	507	154,000	156,106	(2,106)
Expiring 06/22/17	Morgan Stanley	PEN	1,163	352,531	355,189	(2,658)

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 06/22/17	Morgan Stanley	PEN	708	$216,271	$216,316	$(45)
Polish Zloty,
Expiring 06/21/17	Morgan Stanley	PLN	645	165,000	162,487	2,513
Expiring 06/21/17	Morgan Stanley	PLN	339	83,030	85,507	(2,477)
Russian Ruble,
Expiring 05/15/17	Morgan Stanley	RUB	9,664	160,000	169,860	(9,860)
Expiring 05/15/17	Morgan Stanley	RUB	3,584	59,442	63,000	(3,558)
Expiring 05/15/17	Morgan Stanley	RUB	9,522	163,951	167,363	(3,412)
Expiring 05/15/17	Morgan Stanley	RUB	5,887	102,317	103,476	(1,159)
Expiring 05/15/17	Morgan Stanley	RUB	8,552	145,532	150,313	(4,781)
Expiring 05/15/17	Morgan Stanley	RUB	4,264	72,509	74,937	(2,428)
Expiring 05/15/17	Morgan Stanley	RUB	16,340	270,775	287,197	(16,422)
Expiring 05/15/17	Morgan Stanley	RUB	9,529	164,000	167,487	(3,487)
Expiring 05/15/17	Morgan Stanley	RUB	9,499	165,000	166,956	(1,956)
Expiring 05/15/17	Morgan Stanley	RUB	9,465	163,000	166,368	(3,368)
Expiring 05/15/17	Morgan Stanley	RUB	7,612	132,000	133,795	(1,795)
Expiring 05/15/17	Morgan Stanley	RUB	5,734	99,000	100,779	(1,779)
Expiring 05/15/17	Morgan Stanley	RUB	4,201	71,539	73,834	(2,295)
Expiring 05/15/17	Morgan Stanley	RUB	4,090	68,195	71,881	(3,686)
Expiring 05/15/17	Morgan Stanley	RUB	3,909	67,219	68,698	(1,479)
Expiring 05/15/17	Morgan Stanley	RUB	3,795	66,000	66,697	(697)
Expiring 05/15/17	Morgan Stanley	RUB	3,762	63,000	66,126	(3,126)
Expiring 05/15/17	Morgan Stanley	RUB	3,748	66,000	65,874	126
Expiring 05/15/17	Morgan Stanley	RUB	3,175	55,240	55,796	(556)
Expiring 05/15/17	Morgan Stanley	RUB	2,168	36,212	38,103	(1,891)
Expiring 05/15/17	Morgan Stanley	RUB	1,933	32,000	33,970	(1,970)
Expiring 06/21/17	Morgan Stanley	RUB	10,500	177,966	183,030	(5,064)
Singapore Dollar,
Expiring 06/21/17	Morgan Stanley	SGD	230	164,000	164,288	(288)
Expiring 06/21/17	Morgan Stanley	SGD	230	165,000	164,136	864
Expiring 06/21/17	Morgan Stanley	SGD	227	160,000	162,451	(2,451)
Expiring 06/21/17	Morgan Stanley	SGD	229	164,000	163,725	275
Expiring 06/21/17	Morgan Stanley	SGD	224	159,000	160,335	(1,335)
Expiring 06/21/17	Morgan Stanley	SGD	707	501,228	505,474	(4,246)
South African Rand,
Expiring 06/21/17	Morgan Stanley	ZAR	2,211	169,276	162,466	6,810
Expiring 06/21/17	Morgan Stanley	ZAR	4,767	362,000	350,210	11,790
Expiring 06/21/17	Morgan Stanley	ZAR	1,685	131,000	123,762	7,238
Expiring 06/21/17	Morgan Stanley	ZAR	889	69,425	65,307	4,118
Expiring 06/21/17	Morgan Stanley	ZAR	874	66,000	64,178	1,822
Expiring 06/21/17	Morgan Stanley	ZAR	2,800	219,831	205,707	14,124
Expiring 06/21/17	Morgan Stanley	ZAR	834	65,000	61,279	3,721
Expiring 06/21/17	Morgan Stanley	ZAR	301	22,756	22,122	634
Expiring 06/21/17	Morgan Stanley	ZAR	864	64,000	63,452	548
Expiring 06/21/17	Morgan Stanley	ZAR	859	64,000	63,099	901
Expiring 06/21/17	Morgan Stanley	ZAR	866	66,000	63,588	2,412
Expiring 06/21/17	Morgan Stanley	ZAR	1,680	131,000	123,391	7,609
Expiring 06/21/17	Morgan Stanley	ZAR	828	65,000	60,844	4,156
Expiring 06/21/17	Morgan Stanley	ZAR	828	65,000	60,838	4,162
Expiring 06/21/17	Morgan Stanley	ZAR	3,873	288,000	284,532	3,468
Expiring 06/21/17	Morgan Stanley	ZAR	1,719	132,000	126,318	5,682
Expiring 06/21/17	Morgan Stanley	ZAR	1,706	128,000	125,311	2,689
Expiring 06/21/17	Morgan Stanley	ZAR	1,698	128,000	124,735	3,265
Expiring 06/21/17	Morgan Stanley	ZAR	1,688	131,000	123,989	7,011
Expiring 06/21/17	Morgan Stanley	ZAR	892	66,000	65,500	500
Expiring 06/21/17	Morgan Stanley	ZAR	863	64,000	63,393	607
Expiring 06/21/17	Morgan Stanley	ZAR	836	65,000	61,401	3,599

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
South Korean Won,
Expiring 04/03/17	Morgan Stanley	KRW	727,265	$652,606	$650,356	$2,250
Expiring 04/06/17	Morgan Stanley	KRW	474,568	424,897	424,399	498
Expiring 04/10/17	Morgan Stanley	KRW	422,780	377,978	378,106	(128)
Expiring 04/12/17	Morgan Stanley	KRW	1,123,805	988,838	1,005,084	(16,246)
Expiring 04/13/17	Morgan Stanley	KRW	185,504	160,000	165,909	(5,909)
Expiring 04/13/17	Morgan Stanley	KRW	185,662	160,000	166,051	(6,051)
Expiring 04/17/17	Morgan Stanley	KRW	181,147	158,000	162,021	(4,021)
Expiring 04/17/17	Morgan Stanley	KRW	264,221	231,213	236,324	(5,111)
Expiring 04/20/17	Morgan Stanley	KRW	182,281	163,000	163,042	(42)
Expiring 05/24/17	Morgan Stanley	KRW	226,495	197,187	202,667	(5,480)
Expiring 06/21/17	Morgan Stanley	KRW	33,240,000	29,370,444	29,752,776	(382,332)
Expiring 07/13/17	Morgan Stanley	KRW	653,015	571,386	584,700	(13,314)
Expiring 07/13/17	Morgan Stanley	KRW	181,073	158,829	162,130	(3,301)
Expiring 07/13/17	Morgan Stanley	KRW	522,974	460,810	468,263	(7,453)
Swedish Krona,
Expiring 06/21/17	Morgan Stanley	SEK	2,325	265,533	260,530	5,003
Expiring 06/21/17	Morgan Stanley	SEK	2,700	307,003	302,551	4,452
Swiss Franc,
Expiring 06/21/17	Morgan Stanley	CHF	70	69,548	70,239	(691)
Expiring 06/21/17	Morgan Stanley	CHF	8,030	7,979,070	8,057,342	(78,272)
Thai Baht,
Expiring 04/03/17	Morgan Stanley	THB	4,465	128,000	129,940	(1,940)
Expiring 05/19/17	Morgan Stanley	THB	9,843	281,231	286,323	(5,092)
Expiring 05/19/17	Morgan Stanley	THB	1,880	54,492	54,692	(200)
Turkish Lira,
Expiring 06/21/17	Morgan Stanley	TRY	990	266,723	266,003	720
Expiring 06/21/17	Morgan Stanley	TRY	248	64,000	66,594	(2,594)
Expiring 06/21/17	Morgan Stanley	TRY	238	64,000	64,006	(6)
Expiring 06/21/17	Morgan Stanley	TRY	1,379	369,932	370,582	(650)
Expiring 06/21/17	Morgan Stanley	TRY	280	75,311	75,233	78
Expiring 06/21/17	Morgan Stanley	TRY	430	111,506	115,444	(3,938)
Expiring 06/21/17	Morgan Stanley	TRY	246	64,000	66,206	(2,206)
Expiring 06/21/17	Morgan Stanley	TRY	138	36,196	37,176	(980)
Expiring 06/21/17	Morgan Stanley	TRY	1,013	273,301	272,204	1,097
Expiring 06/21/17	Morgan Stanley	TRY	246	64,000	66,084	(2,084)

				$214,855,033	$217,039,626	(2,184,593)

						$2,225,429

Cross currency exchange contracts outstanding at March 31, 2017:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
06/13/17	Buy	CZK	7,350	EUR	273	$899	Morgan Stanley
06/21/17	Buy	CZK	3,936	EUR	146	732	Morgan Stanley
06/21/17	Buy	CZK	8,200	EUR	306	(242)	Morgan Stanley
06/21/17	Buy	CZK	7,890	EUR	293	1,381	Morgan Stanley
06/21/17	Buy	CZK	5,126	PLN	191	482	Morgan Stanley
06/21/17	Buy	CZK	3,891	EUR	145	(12)	Morgan Stanley
06/21/17	Buy	CZK	3,933	EUR	146	630	Morgan Stanley
09/20/17	Buy	CZK	10,038	EUR	376	(678)	Morgan Stanley
09/21/17	Buy	CZK	3,375	EUR	126	(232)	Morgan Stanley
10/03/17	Buy	CZK	4,118	EUR	153	929	Morgan Stanley
11/21/17	Buy	CZK	9,338	EUR	349	114	Morgan Stanley
11/21/17	Buy	CZK	3,646	EUR	136	22	Morgan Stanley

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Cross currency exchange contracts outstanding at March 31, 2017 (continued):

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts (cont’d.):
11/22/17	Buy	CZK	3,657	EUR	137	$119	Morgan Stanley
01/03/18	Buy	CZK	11,893	EUR	446	(785)	Morgan Stanley
01/03/18	Buy	CZK	3,806	EUR	143	(611)	Morgan Stanley
01/03/18	Buy	CZK	3,895	EUR	146	(257)	Morgan Stanley
01/03/18	Buy	CZK	3,898	EUR	146	(154)	Morgan Stanley
01/03/18	Buy	CZK	3,990	EUR	150	(233)	Morgan Stanley
06/21/17	Buy	EUR	61	PLN	259	99	Morgan Stanley
06/21/17	Buy	EUR	91	PLN	389	(667)	Morgan Stanley
06/21/17	Buy	EUR	349	CZK	9,393	(1,089)	Morgan Stanley
06/21/17	Buy	EUR	75	PLN	320	(125)	Morgan Stanley
06/21/17	Buy	EUR	155	PLN	657	551	Morgan Stanley
06/21/17	Buy	EUR	227	PLN	967	(484)	Morgan Stanley
06/21/17	Buy	EUR	29	PLN	122	(132)	Morgan Stanley
06/21/17	Buy	EUR	151	HUF	46,661	(40)	Morgan Stanley
06/21/17	Buy	EUR	199	HUF	61,388	315	Morgan Stanley
06/21/17	Buy	EUR	29	CZK	776	116	Morgan Stanley
06/21/17	Buy	EUR	151	HUF	650	(1,948)	Morgan Stanley
06/21/17	Buy	HUF	47,137	EUR	152	620	Morgan Stanley
06/21/17	Buy	HUF	57,121	EUR	183	1,691	Morgan Stanley
06/21/17	Buy	HUF	17,145	EUR	55	241	Morgan Stanley
06/21/17	Buy	HUF	18,437	EUR	59	727	Morgan Stanley
06/21/17	Buy	HUF	46,502	EUR	150	559	Morgan Stanley
06/21/17	Buy	HUF	23,922	EUR	77	906	Morgan Stanley
06/21/17	Buy	HUF	47,005	EUR	150	2,071	Morgan Stanley
06/21/17	Buy	HUF	24,254	EUR	78	545	Morgan Stanley
06/21/17	Buy	PLN	321	EUR	75	353	Morgan Stanley
06/21/17	Buy	PLN	395	EUR	91	1,954	Morgan Stanley
06/21/17	Buy	PLN	646	EUR	149	3,115	Morgan Stanley
06/21/17	Buy	PLN	1,304	EUR	304	3,092	Morgan Stanley
06/21/17	Buy	PLN	1,422	EUR	331	3,594	Morgan Stanley

						$18,168

Credit default swap agreements outstanding at March 31, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
People’s Republic of China	03/20/19	1.000%	80	0.275%	$(1,165)	(202)	$(963)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	80	0.275%	(1,165)	(213)	(952)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	60	0.275%	(874)	(102)	(772)	Citigroup Global Markets

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Credit default swap agreements outstanding at March 31, 2017 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1) (cont’d.):
People’s Republic of China	03/20/19	1.000%	60	0.275%	$ (874)	$ (335)	$ (539)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	50	0.275%	(728)	(170)	(558)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	0.275%	(583)	(133)	(450)	Barclays Capital Group
People’s Republic of China	03/20/19	1.000%	40	0.275%	(583)	(249)	(334)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	0.275%	(583)	(301)	(282)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	0.275%	(583)	(300)	(283)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	0.275%	(583)	(320)	(263)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	0.275%	(583)	(358)	(225)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	0.275%	(583)	(156)	(427)	JPMorgan Chase
People’s Republic of China	03/20/19	1.000%	30	0.275%	(437)	(100)	(337)	JPMorgan Chase
People’s Republic of China	03/20/19	1.000%	20	0.275%	(292)	(68)	(224)	Barclays Capital Group
People’s Republic of China	03/20/19	1.000%	20	0.275%	(292)	(133)	(159)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	20	0.275%	(292)	(82)	(210)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	20	0.275%	(292)	(67)	(225)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	10	0.275%	(146)	(66)	(80)	Barclays Capital Group
People’s Republic of China	03/20/19	1.000%	10	0.275%	(146)	(44)	(102)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	160	0.298%	(2,533)	—	(2,533)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	140	0.298%	(2,216)	(2,155)	(61)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	110	0.298%	(1,742)	(747)	(995)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	90	0.298%	(1,425)	(482)	(943)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	80	0.298%	(1,266)	(476)	(790)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	70	0.298%	(1,108)	(214)	(894)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	60	0.298%	(949)	(389)	(560)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	60	0.298%	(949)	(780)	(169)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	50	0.298%	(791)	(331)	(460)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	50	0.298%	(791)	(223)	(568)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	50	0.298%	(791)	(352)	(439)	JPMorgan Chase

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Credit default swap agreements outstanding at March 31, 2017 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1) (cont’d.):
People’s Republic of China	06/20/19	1.000%	40	0.298%	$ (634)	$ (275)	$ (359)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	40	0.298%	(634)	(98)	(536)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	30	0.298%	(475)	(193)	(282)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	30	0.298%	(475)	(196)	(279)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	30	0.298%	(475)	(292)	(183)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	30	0.298%	(475)	(326)	(149)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	20	0.298%	(317)	(123)	(194)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	20	0.298%	(317)	(126)	(191)	JPMorgan Chase
People’s Republic of China	06/20/19	1.000%	10	0.298%	(158)	(57)	(101)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	380	0.568%	(6,058)	641	(6,699)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000%	340	0.568%	(5,430)	4,107	(9,537)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	320	0.568%	(5,110)	2,808	(7,918)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	300	0.568%	(4,791)	3,754	(8,545)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000%	260	0.568%	(4,145)	3,106	(7,251)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	240	0.568%	(3,826)	2,932	(6,758)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	200	0.568%	(3,188)	1,318	(4,506)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	200	0.568%	(3,188)	2,426	(5,614)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000%	170	0.568%	(2,710)	914	(3,624)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000%	150	0.568%	(2,391)	2,025	(4,416)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000%	100	0.568%	(1,594)	1,014	(2,608)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	60	0.568%	(957)	715	(1,672)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	40	0.568%	(637)	269	(906)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	10	0.568%	(160)	84	(244)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	10	0.568%	(160)	88	(248)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%	970	0.647%	(14,256)	11,551	(25,807)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%	280	0.647%	(4,115)	1,380	(5,495)	UBS AG
People’s Republic of China	06/20/21	1.000%	250	0.647%	(3,674)	2,447	(6,121)	Citigroup Global Markets

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Credit default swap agreements outstanding at March 31, 2017 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1) (cont’d.):
People’s Republic of China	06/20/21	1.000%	230	0.647%	$(3,380)	$2,458	$(5,838)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%	160	0.647%	(2,351)	1,558	(3,909)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%	160	0.647%	(2,351)	1,740	(4,091)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%	160	0.647%	(2,351)	1,736	(4,087)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%	140	0.647%	(2,057)	322	(2,379)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%	130	0.647%	(1,911)	1,235	(3,146)	Barclays Capital Group
People’s Republic of China	06/20/21	1.000%	130	0.647%	(1,911)	472	(2,383)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000%	120	0.647%	(1,764)	1,161	(2,925)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%	120	0.647%	(1,764)	1,368	(3,132)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%	120	0.647%	(1,764)	1,231	(2,995)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000%	100	0.647%	(1,470)	218	(1,688)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%	90	0.647%	(1,323)	—	(1,323)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%	80	0.647%	(1,176)	300	(1,476)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%	60	0.647%	(882)	97	(979)	Barclays Capital Group
People’s Republic of China	06/20/21	1.000%	60	0.647%	(882)	566	(1,448)	Barclays Capital Group
People’s Republic of China	06/20/21	1.000%	50	0.647%	(734)	254	(988)	Barclays Capital Group
People’s Republic of China	06/20/21	1.000%	40	0.647%	(588)	87	(675)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000%	20	0.647%	(294)	194	(488)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%	20	0.647%	(294)	(168)	(126)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000%	20	0.647%	(294)	102	(396)	JPMorgan Chase
People’s Republic of China	12/20/21	1.000%	180	0.747%	(2,115)	(122)	(1,993)	Barclays Capital Group
People’s Republic of China	12/20/21	1.000%	40	0.747%	(470)	(144)	(326)	Barclays Capital Group

					$(127,821)	$45,010	$(172,831)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.NA.IG.27.V1	12/20/21	1.000%	21,745	$ (309,521)	$ (411,108)	$ (101,587)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at March 31, 2017:

	Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

OTC currency swap agreements:
ZAR	927	6.49%	89	3 Month JIBAR	Deutsche Bank AG	05/23/19	$(19,683)	$(85)	$(19,598)
ZAR	580	6.34%	56	3 Month JIBAR	Citigroup Global Markets	05/13/24	(12,826)	(147)	(12,679)
ZAR	1,190	6.34%	115	3 Month JIBAR	Morgan Stanley	05/13/24	(26,236)	(246)	(25,990)

							$(58,745)	$(478)	$(58,267)

Interest rate swap agreements outstanding at March 31, 2017:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	130	06/21/27	0.500%	6 Month EURIBOR(1)	$4,669	$4,346	$(323)
EUR	660	06/21/47	0.750%	6 Month EURIBOR(1)	124,124	117,377	(6,747)
HKD	3,300	06/21/22	2.250%	3 Month HIBOR(1)	(669)	(3,542)	(2,873)
MXN	5,370	09/25/18	5.190%	28 Day Mexican Interbank Rate(1)	3	8,119	8,116
MXN	2,480	03/09/22	5.500%	28 Day Mexican Interbank Rate(1)	5,554	9,678	4,124
MXN	4,370	06/12/24	7.250%	28 Day Mexican Interbank Rate(2)	(5,003)	(868)	4,135
MXN	34,390	06/09/27	7.500%	28 Day Mexican Interbank Rate(2)	(38,599)	7,217	45,816
PLN	2,610	09/20/22	2.600%	6 Month WIBOR(2)	(2,591)	3,910	6,501
	18,390	12/19/19	2.250%	3 Month LIBOR(2)	132	20,618	20,486
	105,190	12/20/19	2.250%	3 Month LIBOR(2)	86,212	117,071	30,859
	4,180	12/19/23	2.600%	3 Month LIBOR(1)	1,040	(31,847)	(32,887)
	14,890	12/20/28	2.790%	3 Month LIBOR(1)	(128,444)	(198,668)	(70,224)
ZAR	3,310	06/13/19	7.640%	3 Month JIBAR(2)	—	1,395	1,395
ZAR	1,200	09/05/19	7.280%	3 Month JIBAR(2)	1	(202)	(203)
ZAR	3,620	09/08/19	7.310%	3 Month JIBAR(2)	3	(457)	(460)

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest rate swap agreements outstanding at March 31, 2017 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
ZAR	1,120	12/18/24	7.890%	3 Month JIBAR(1)	$—	$369	$369

					$46,432	$54,516	$8,084

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
BRL	3,270	01/02/18	13.877%	Brazil Interbank Overnight Lending Rate(2)	$25,737	$—	$25,737	Deutsche Bank AG
BRL	2,710	01/02/18	12.740%	Brazil Interbank Overnight Lending Rate(1)	(18,109)	—	(18,109)	Citigroup Global Markets
BRL	290	01/02/18	11.150%	Brazil Interbank Overnight Lending Rate(2)	(3,583)	—	(3,583)	Credit Suisse First Boston Corp.
BRL	3,190	01/04/21	11.765%	Brazil Interbank Overnight Lending Rate(2)	51,041	—	51,041	Morgan Stanley
BRL	2,730	01/04/21	9.965%	Brazil Interbank Overnight Lending Rate(2)	4,336	—	4,336	JPMorgan Chase
BRL	2,090	01/04/21	16.150%	Brazil Interbank Overnight Lending Rate(2)	106,011	—	106,011	Morgan Stanley
BRL	1,660	01/04/21	11.798%	Brazil Interbank Overnight Lending Rate(2)	27,198	—	27,198	Deutsche Bank AG
BRL	990	01/04/21	9.835%	Brazil Interbank Overnight Lending Rate(2)	583	—	583	Citigroup Global Markets
BRL	740	01/04/21	13.927%	Brazil Interbank Overnight Lending Rate(1)	(23,545)	—	(23,545)	Deutsche Bank AG
BRL	600	01/04/21	9.883%	Brazil Interbank Overnight Lending Rate(2)	601	—	601	Morgan Stanley
BRL	570	01/04/21	11.410%	Brazil Interbank Overnight Lending Rate(1)	(2,057)	—	(2,057)	Morgan Stanley
BRL	1,820	01/02/23	13.602%	Brazil Interbank Overnight Lending Rate(1)	(66,021)	—	(66,021)	Deutsche Bank AG
BRL	850	01/02/23	10.074%	Brazil Interbank Overnight Lending Rate(2)	1,696	—	1,696	Deutsche Bank AG
BRL	740	01/02/25	14.335%	Brazil Interbank Overnight Lending Rate(2)	35,815	—	35,815	Deutsche Bank AG
BRL	620	01/02/25	12.340%	Brazil Interbank Overnight Lending Rate(1)	(15,202)	—	(15,202)	Deutsche Bank AG
COP	2,077,690	04/03/17	7.360%	1 Day COOIS(1)	(208)	—	(208)	Morgan Stanley
COP	1,960,340	04/18/17	7.260%	1 Day COOIS(1)	(155)	—	(155)	Citigroup Global Markets
COP	5,226,670	04/20/17	7.230%	1 Day COOIS(1)	(58,504)	—	(58,504)	Morgan Stanley
COP	857,980	05/15/17	7.130%	1 Day COOIS(1)	(8,081)	—	(8,081)	Morgan Stanley
COP	3,290,440	06/13/17	7.220%	1 Day COOIS(1)	(66,090)	—	(66,090)	Citigroup Global Markets

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest rate swap agreements outstanding at March 31, 2017 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
COP	3,222,940	08/01/17	7.339%	1 Day COOIS(1)	$4,247	$—	$4,247	Morgan Stanley
COP	423,180	04/15/19	5.110%	90 Day Colombian Interbank rate(1)	1,643	—	1,643	Credit Suisse First Boston Corp.
COP	224,740	04/22/19	5.190%	1 Day COOIS(1)	709	—	709	JPMorgan Chase
THB	7,690	02/04/21	1.903%	6 Month Thailand Reference Rate(2)	(1,068)	—	(1,068)	Citigroup Global Markets
THB	3,360	02/15/21	1.815%	6 Month Thailand Reference Rate(2)	(840)	—	(840)	Citigroup Global Markets
THB	4,390	02/16/21	1.830%	6 Month Thailand Reference Rate(2)	(1,030)	—	(1,030)	Credit Suisse First Boston Corp.
THB	5,230	02/23/21	1.880%	6 Month Thailand Reference Rate(2)	(967)	—	(967)	Morgan Stanley
ZAR	3,400	06/07/18	7.100%	3 Month JIBAR(2)	(695)	—	(695)	Deutsche Bank AG
ZAR	1,375	06/07/18	7.110%	3 Month JIBAR(2)	(269)	—	(269)	Deutsche Bank AG
ZAR	18,000	04/30/20	6.000%	3 Month JIBAR(2)	(56,103)	—	(56,103)	Morgan Stanley

					$(62,910)	$—	$(62,910)

Cash of $1,081,315 has been segregated with Barclays Capital Group to cover requirements for open centrally cleared interest rate and credit default swap contracts at March 31, 2017.

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2017:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Citigroup Global Markets	08/03/17	EGP	600	Pay or receive amounts based on market value fluctuation of Egypt Treasury Bill	$31,287	$32,214	$(927)
Citigroup Global Markets	08/17/17	EGP	5,000	Pay or receive amounts based on market value fluctuation of Egypt Treasury Bill	258,896	260,742	(1,846)

					$290,183	$292,956	$(2,773)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$748,280,532	$—	$—
Common Stocks	311,749,638	413,333,862	71,547
Preferred Stocks	2,465,335	3,161,350	—
Rights	4,223	7,489	1,127
Unaffiliated Exchange Traded Funds	24,745,919	—	—
Unaffiliated Funds	6,804,105	—	—
Warrants	385	—	—
Asset-Backed Securities Collateralized Loan Obligations	—	55,293,014	4,647,398
Non-Residential Mortgage-Backed Securities	—	90,050,383	9,350,000
Bank Loans	—	49,916,630	2,263,061
Corporate Bonds	—	348,326,373	—
Foreign Government Bonds	—	50,237,743	—
Municipal Bonds	—	8,056,168	—
Residential Mortgage-Backed Securities	—	18,182,395	7,950,000
U.S. Government Agency Obligations	—	241,704,477	—
U.S. Treasury Obligations	—	303,329,005	—
Options Purchased	—	465,663	—
U.S. Government Agency Obligations - Short	—	(24,029,999)	—
Option Written	—	(556,603)	—
Other Financial Instruments*
Futures Contracts	4,009,894	—	—
OTC Forward Foreign Currency Exchange Contracts	—	2,225,429	—
OTC Cross Currency Exchange Contracts	—	18,168	—
OTC Credit Default Swap Agreements	—	(127,821)	—
Centrally Cleared Credit Default Swap Agreements	—	(101,587)	—
OTC Currency Swap Agreements	—	(58,745)	—
Centrally Cleared Interest Rate Swap Agreements	—	8,084	—
OTC Interest Rate Swap Agreements	—	(62,910)	—
OTC Total Return Swap Agreements	—	290,183	—

Total	$1,098,060,031	$1,559,668,751	$24,283,133

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Credit contracts	$(229,408)
Equity contracts	5,342,087
Foreign exchange contracts	2,243,597
Interest rate contracts	(1,233,297)

Total	$6,122,979

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS
Aerospace & Defense — 1.0%
L3 Technologies, Inc.	75,766	$12,523,362

Auto Components — 0.5%
Delphi Automotive PLC	80,621	6,489,184

Banks — 3.7%
Eagle Bancorp, Inc.*	302,841	18,079,608
First Republic Bank	182,465	17,117,042
SunTrust Banks, Inc.	216,597	11,977,814

		47,174,464

Beverages — 1.5%
Molson Coors Brewing Co. (Class B Stock)	97,123	9,295,642
Monster Beverage Corp.*	203,155	9,379,666

		18,675,308

Biotechnology — 3.6%
Alkermes PLC*	211,884	12,395,213
Exelixis, Inc.*	246,238	5,335,977
Incyte Corp.*	131,177	17,534,430
Neurocrine Biosciences, Inc.*	82,863	3,587,968
Vertex Pharmaceuticals, Inc.*	65,913	7,207,587

		46,061,175

Building Products — 1.1%
Fortune Brands Home & Security, Inc.	226,091	13,757,637

Capital Markets — 6.4%
Affiliated Managers Group, Inc.	83,524	13,692,925
Intercontinental Exchange, Inc.	422,896	25,318,784
Lazard Ltd. (Class A Stock)	306,042	14,074,872
Northern Trust Corp.	330,962	28,654,690

		81,741,271

Chemicals — 4.5%
Ashland Global Holdings, Inc.	116,281	14,396,751
RPM International, Inc.	430,730	23,703,072
Sherwin-Williams Co. (The)	32,277	10,012,003
Valvoline, Inc.(a)	366,438	8,996,053

		57,107,879

Containers & Packaging — 1.6%
Avery Dennison Corp.	252,826	20,377,776

Electrical Equipment — 4.1%
Hubbell, Inc.	116,631	14,001,552
Rockwell Automation, Inc.	130,570	20,331,055
Sensata Technologies Holding NV*(a)	403,246	17,609,753

		51,942,360

Electronic Equipment, Instruments & Components — 3.0%
Amphenol Corp. (Class A Stock)	549,142	39,082,436

Energy Equipment & Services — 0.3%
Dril-Quip, Inc.*(a)	78,789	4,297,940

Equity Real Estate Investment Trusts (REITs) — 3.5%
Equinix, Inc.	69,287	27,740,436
SBA Communications Corp.*	147,404	17,743,019

		45,483,455

Food & Staples Retailing — 0.6%
Whole Foods Market, Inc.(a)	253,353	7,529,651

	Shares	Value
COMMON STOCKS (Continued)
Food Products — 2.8%
Blue Buffalo Pet Products, Inc.*(a)	547,724	$12,597,651
Snyder’s-Lance, Inc.(a)	269,863	10,878,178
TreeHouse Foods, Inc.*(a)	143,702	12,165,811

		35,641,640

Health Care Equipment & Supplies — 4.3%
C.R. Bard, Inc.	87,793	21,820,072
Edwards Lifesciences Corp.*	246,027	23,143,760
Nevro Corp.*(a)	108,859	10,200,088

		55,163,920

Hotels, Restaurants & Leisure — 4.4%
Chipotle Mexican Grill, Inc.*(a)	61,461	27,382,105
Panera Bread Co. (Class A Stock)*(a)	110,123	28,837,909

		56,220,014

Household Durables — 1.6%
Newell Brands, Inc.	435,109	20,524,092

Industrial Conglomerates — 2.9%
Roper Technologies, Inc.	183,126	37,813,688

Internet & Direct Marketing Retail — 1.8%
Expedia, Inc.	184,186	23,238,748

Internet Software & Services — 1.2%
GoDaddy, Inc. (Class A Stock)*(a)	283,524	10,745,560
Yelp, Inc.*(a)	145,567	4,767,319

		15,512,879

IT Services — 7.7%
Black Knight Financial Services, Inc. (Class A Stock)*(a)	553,321	21,192,194
Fiserv, Inc.*	212,625	24,517,789
FleetCor Technologies, Inc.*	92,079	13,943,523
Global Payments, Inc.	253,028	20,414,299
Total System Services, Inc.	352,433	18,841,068

		98,908,873

Life Sciences Tools & Services — 4.8%
Agilent Technologies, Inc.	388,465	20,538,145
Illumina, Inc.*	95,626	16,317,621
Mettler-Toledo International, Inc.*	51,212	24,525,939

		61,381,705

Machinery — 9.1%
Fortive Corp.	340,375	20,497,383
IDEX Corp.	113,793	10,640,783
John Bean Technologies Corp.	104,885	9,224,636
Middleby Corp. (The)*	208,789	28,489,259
WABCO Holdings, Inc.*	113,312	13,305,095
Xylem, Inc.	696,314	34,968,889

		117,126,045

Media — 1.1%
CBS Corp. (Class B Non-Voting Stock)	195,278	13,544,482

Oil, Gas & Consumable Fuels — 1.0%
Concho Resources, Inc.*	96,331	12,363,121

Pharmaceuticals — 2.0%
Zoetis, Inc.	479,532	25,592,623

Semiconductors & Semiconductor Equipment — 1.2%
Qorvo, Inc.*(a)	96,670	6,627,695

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Xilinx, Inc.	152,394	$8,822,089

		15,449,784

Software — 7.8%
Autodesk, Inc.*	153,604	13,282,138
Electronic Arts, Inc.*	171,233	15,328,778
Intuit, Inc.	193,682	22,465,175
Red Hat, Inc.*	218,889	18,933,899
ServiceNow, Inc.*	126,101	11,030,054
Snap, Inc. (Class A Stock)*(a)	150,085	3,381,415
Splunk, Inc.*	105,892	6,596,013
Tyler Technologies, Inc.*	57,513	8,889,209

		99,906,681

Specialty Retail — 8.2%
Advance Auto Parts, Inc.	134,886	19,998,198
Five Below, Inc.*(a)	236,513	10,243,377
O’Reilly Automotive, Inc.*(a)	63,893	17,240,887
Ross Stores, Inc.	469,962	30,956,397
Ulta Beauty, Inc.*	92,479	26,377,785

		104,816,644

Textiles, Apparel & Luxury Goods — 1.1%
Kate Spade & Co.*	336,957	7,827,511
PVH Corp	67,043	6,936,939

		14,764,450

TOTAL LONG-TERM INVESTMENTS (cost $1,101,294,401)		1,260,213,287

	Shares	Value
SHORT-TERM INVESTMENTS — 14.7%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	16,540,049	$16,540,049
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $172,297,244; includes $172,103,167 of cash collateral for securities on loan)(b)(w)	172,256,557	172,291,008

TOTAL SHORT-TERM INVESTMENTS (cost $188,837,293)		188,831,057

TOTAL INVESTMENTS — 113.1% (cost $1,290,131,694)		1,449,044,344
Liabilities in excess of other assets — (13.1)%		(167,513,830)

NET ASSETS — 100.0%		$1,281,530,514

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $169,266,192; cash collateral of $172,103,167 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$12,523,362	$—	$—
Auto Components	6,489,184	—	—
Banks	47,174,464	—	—
Beverages	18,675,308	—	—
Biotechnology	46,061,175	—	—
Building Products	13,757,637	—	—
Capital Markets	81,741,271	—	—
Chemicals	57,107,879	—	—
Containers & Packaging	20,377,776	—	—
Electrical Equipment	51,942,360	—	—
Electronic Equipment, Instruments & Components	39,082,436	—	—
Energy Equipment & Services	4,297,940	—	—
Equity Real Estate Investment Trusts (REITs)	45,483,455	—	—
Food & Staples Retailing	7,529,651	—	—
Food Products	35,641,640	—	—
Health Care Equipment & Supplies	55,163,920	—	—
Hotels, Restaurants & Leisure	56,220,014	—	—
Household Durables	20,524,092	—	—
Industrial Conglomerates	37,813,688	—	—
Internet & Direct Marketing Retail	23,238,748	—	—
Internet Software & Services	15,512,879	—	—
IT Services	98,908,873	—	—
Life Sciences Tools & Services	61,381,705	—	—
Machinery	117,126,045	—	—
Media	13,544,482	—	—
Oil, Gas & Consumable Fuels	12,363,121	—	—
Pharmaceuticals	25,592,623	—	—
Semiconductors & Semiconductor Equipment	15,449,784	—	—
Software	99,906,681	—	—
Specialty Retail	104,816,644	—	—
Textiles, Apparel & Luxury Goods	14,764,450	—	—
Affiliated Mutual Funds	188,831,057	—	—

Total	$1,449,044,344	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS
Aerospace & Defense — 2.5%
Curtiss-Wright Corp.	41,488	$3,786,195
Esterline Technologies Corp.*	55,532	4,778,529
KLX, Inc.*	142,737	6,380,344
Mercury Systems, Inc.*	103,612	4,046,049
Moog, Inc. (Class A Stock)*	73,321	4,938,169

		23,929,286

Air Freight & Logistics — 1.4%
Forward Air Corp.	48,063	2,286,357
XPO Logistics, Inc.*(a)	232,116	11,116,035

		13,402,392

Airlines — 0.3%
Spirit Airlines, Inc.*	47,071	2,498,058

Auto Components — 0.7%
Cooper Tire & Rubber Co.(a)	12,665	561,693
Dana, Inc.	191,579	3,699,390
Standard Motor Products, Inc.	28,613	1,406,043
Tower International, Inc.	49,217	1,333,781

		7,000,907

Automobiles — 0.1%
Winnebago Industries, Inc.(a)	39,467	1,154,410

Banks — 20.2%
Ameris Bancorp(a)	88,664	4,087,410
BancorpSouth, Inc.	138,610	4,192,953
Bank of the Ozarks, Inc.(a)	52,737	2,742,851
Banner Corp.(g)	134,092	7,460,879
BNC Bancorp	146,271	5,126,799
Boston Private Financial Holdings, Inc.	220,201	3,611,296
Brookline Bancorp, Inc.	186,362	2,916,565
CenterState Banks, Inc.	120,554	3,122,349
CoBiz Financial, Inc.	150,725	2,532,179
Columbia Banking System, Inc.	179,826	7,011,416
Community Bank System, Inc.(a)	97,224	5,345,376
ConnectOne Bancorp, Inc.	114,877	2,785,767
CU Bancorp*	53,220	2,110,173
CVB Financial Corp.(a)	301,915	6,669,302
First Financial Bankshares, Inc.(a)	134,386	5,388,879
First Merchants Corp.	145,201	5,709,303
First Midwest Bancorp, Inc.	168,986	4,001,588
First of Long Island Corp. (The)	57,654	1,559,541
Flushing Financial Corp.	107,725	2,894,571
Glacier Bancorp, Inc.	169,607	5,754,766
Great Western Bancorp, Inc.	177,118	7,511,574
Heritage Financial Corp.	88,260	2,184,435
Home BancShares, Inc.	170,471	4,614,650
Independent Bank Corp.	79,267	5,152,355
Independent Bank Group, Inc.	41,466	2,666,264
Lakeland Financial Corp.	71,213	3,070,705
LegacyTexas Financial Group, Inc.	194,011	7,741,039
MB Financial, Inc.	176,512	7,558,244
PacWest Bancorp	130,156	6,932,109
Pinnacle Financial Partners, Inc.	115,056	7,645,471
PrivateBancorp, Inc.	54,209	3,218,388
Prosperity Bancshares, Inc.(a)	116,215	8,101,348
Renasant Corp.	151,846	6,026,768

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Sandy Spring Bancorp, Inc.	57,693	$2,364,836
South State Corp.	69,282	6,190,347
State Bank Financial Corp.	117,919	3,080,044
Texas Capital Bancshares, Inc.*	94,549	7,890,114
TriCo Bancshares	63,485	2,255,622
Webster Financial Corp.	248,663	12,443,097

		191,671,373

Building Products — 0.9%
Gibraltar Industries, Inc.*	111,269	4,584,283
Masonite International Corp.*	20,393	1,616,145
Patrick Industries, Inc.*	33,116	2,347,924

		8,548,352

Capital Markets — 1.4%
Golub Capital BDC, Inc.(a)	57,211	1,137,355
OM Asset Management PLC	228,319	3,452,183
Stifel Financial Corp.*	141,682	7,111,020
Virtu Financial, Inc. (Class A Stock)(a)	88,264	1,500,488

		13,201,046

Chemicals — 2.1%
Minerals Technologies, Inc.	82,810	6,343,245
Olin Corp.	91,252	2,999,453
Quaker Chemical Corp.	20,733	2,729,707
Trinseo SA	44,536	2,988,366
Tronox Ltd. (Class A Stock)	114,068	2,104,555
WR Grace & Co.	40,258	2,806,385

		19,971,711

Commercial Services & Supplies — 1.4%
ABM Industries, Inc.	162,193	7,071,615
Advanced Disposal Services, Inc.*	140,936	3,185,154
Mobile Mini, Inc.	94,189	2,872,765

		13,129,534

Communications Equipment — 1.4%
NetScout Systems, Inc.*	148,734	5,644,455
Viavi Solutions, Inc.*	680,129	7,290,983

		12,935,438

Construction & Engineering — 0.9%
EMCOR Group, Inc.	103,643	6,524,327
Granite Construction, Inc.	49,436	2,481,193

		9,005,520

Construction Materials — 1.0%
Eagle Materials, Inc.	59,157	5,746,511
Summit Materials, Inc. (Class A Stock)*	154,015	3,805,711

		9,552,222

Containers & Packaging — 0.6%
Berry Plastics Group, Inc.*	125,471	6,094,126

Electric Utilities — 2.7%
IDACORP, Inc.	89,463	7,421,850
PNM Resources, Inc.	230,820	8,540,340
Portland General Electric Co.	207,311	9,208,755

		25,170,945

Electrical Equipment — 0.3%
Thermon Group Holdings, Inc.*	124,490	2,594,372

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components — 2.7%
Anixter International, Inc.*	63,520	$5,037,135
CTS Corp.	144,066	3,068,606
OSI Systems, Inc.*	41,922	3,059,887
SYNNEX Corp.	59,241	6,631,438
Tech Data Corp.*	78,829	7,402,043

		25,199,109

Energy Equipment & Services — 0.7%
Basic Energy Services, Inc.*	65,174	2,174,205
C&J Energy Services, Inc.*(a)	54,013	1,839,143
Fairmount Santrol Holdings, Inc.*(a)	331,501	2,429,902

		6,443,250

Equity Real Estate Investment Trusts (REITs) — 8.0%
Acadia Realty Trust	220,553	6,629,823
Care Capital Properties, Inc.(a)	243,828	6,551,658
Chesapeake Lodging Trust	342,619	8,209,151
Columbia Property Trust, Inc.	85,125	1,894,031
CyrusOne, Inc.	138,336	7,120,154
Highwoods Properties, Inc.	61,207	3,007,100
Hudson Pacific Properties, Inc.	125,221	4,337,655
Life Storage, Inc.	104,881	8,612,828
Mid-America Apartment Communities, Inc.	65,766	6,691,033
Pebblebrook Hotel Trust(a)	352,634	10,300,439
PS Business Parks, Inc.	40,770	4,678,765
RLJ Lodging Trust	177,928	4,183,087
Terreno Realty Corp.	132,758	3,717,224

		75,932,948

Food & Staples Retailing — 0.4%
SpartanNash Co.	52,545	1,838,550
SUPERVALU, Inc.*	478,511	1,847,052

		3,685,602

Food Products — 1.1%
AdvancePierre Foods Holdings, Inc.(a)	190,215	5,929,002
Pinnacle Foods, Inc.	81,809	4,734,287

		10,663,289

Gas Utilities — 1.7%
New Jersey Resources Corp.	228,254	9,038,858
South Jersey Industries, Inc.	196,021	6,988,149

		16,027,007

Health Care Equipment & Supplies — 1.9%
CONMED Corp.	91,784	4,076,127
Hill-Rom Holdings, Inc.	51,320	3,623,191
ICU Medical, Inc.*	17,709	2,704,164
Integra LifeSciences Holdings Corp.*(a)	89,687	3,778,513
Wright Medical Group NV*(a)	134,385	4,182,061

		18,364,056

Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc.*(a)	92,382	4,027,855
Almost Family, Inc.*	49,925	2,426,355
American Renal Associates Holdings, Inc.*(a)	65,987	1,113,861
AMN Healthcare Services, Inc.*	62,283	2,528,690
Envision Healthcare Corp.*(a)	21,437	1,314,517

		11,411,278

Shares		Value
COMMON STOCKS (Continued)
Health Care Technology — 0.2%
HMS Holdings Corp.*	96,811	$1,968,168

Hotels, Restaurants & Leisure — 2.7%
Bojangles’, Inc.*(a)	19,760	405,079
Extended Stay America, Inc.	140,468	2,239,060
Jack in the Box, Inc.	66,187	6,732,542
Marriott Vacations Worldwide Corp.(a)	77,292	7,723,790
Red Rock Resorts, Inc. (Class A Stock)	145,717	3,232,003
Vail Resorts, Inc.	28,024	5,377,806

		25,710,280

Household Durables — 0.8%
CalAtlantic Group, Inc.(a)	13,427	502,841
Meritage Homes Corp.*(a)	65,654	2,416,067
TopBuild Corp.*	76,146	3,578,862
William Lyon Homes (Class A Stock)*(a)	60,934	1,256,459

		7,754,229

Household Products — 0.3%
Spectrum Brands Holdings, Inc.(a)	23,919	3,324,980

Insurance — 4.1%
AMERISAFE, Inc.	42,052	2,729,175
AmTrust Financial Services, Inc.(a)	95,274	1,758,758
CNO Financial Group, Inc.	383,861	7,869,151
Enstar Group Ltd. (Bermuda)*(g)	12,857	2,459,544
Kinsale Capital Group, Inc.	65,942	2,112,782
Maiden Holdings Ltd.	246,809	3,455,325
National General Holdings Corp.	179,173	4,257,150
Primerica, Inc.	51,043	4,195,735
ProAssurance Corp.	71,670	4,318,118
RLI Corp.(a)	75,508	4,531,990
Selective Insurance Group, Inc.	29,595	1,395,404

		39,083,132

Internet Software & Services — 0.4%
Cornerstone OnDemand, Inc.*	91,470	3,557,268

IT Services — 0.7%
Convergys Corp.(a)	127,307	2,692,543
DST Systems, Inc.	32,347	3,962,508

		6,655,051

Life Sciences Tools & Services — 0.9%
PRA Health Sciences, Inc.*	69,968	4,564,013
VWR Corp.*(a)	125,930	3,551,226

		8,115,239

Machinery — 3.8%
Barnes Group, Inc.	77,847	3,996,665
CIRCOR International, Inc.(a)	58,885	3,500,124
Federal Signal Corp.	210,451	2,906,328
ITT, Inc.	143,270	5,876,935
RBC Bearings, Inc.*	21,491	2,086,561
Rexnord Corp.*	86,842	2,004,313
Standex International Corp.	26,440	2,647,966
Terex Corp.	145,003	4,553,094
TriMas Corp.*	211,723	4,393,252
Watts Water Technologies, Inc. (Class A Stock)	60,033	3,743,058

		35,708,296

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media — 2.2%
Live Nation Entertainment, Inc.*	224,355	$6,813,661
Nexstar Media Group, Inc. (Class A Stock)(a)	72,174	5,063,006
Regal Entertainment Group (Class A Stock)(a)	143,978	3,251,023
TEGNA, Inc.	116,640	2,988,317
Time, Inc.	121,900	2,358,765

		20,474,772

Metals & Mining — 1.7%
AK Steel Holding Corp.*(a)	455,830	3,277,418
Allegheny Technologies, Inc.*(a)	32,987	592,447
Century Aluminum Co.*	66,527	844,228
Cliffs Natural Resources, Inc.*(a)	161,367	1,324,823
Commercial Metals Co.	163,158	3,121,213
Hecla Mining Co.	263,372	1,393,238
Kaiser Aluminum Corp.	28,536	2,280,026
Royal Gold, Inc.	22,012	1,541,941
Ryerson Holding Corp.*	119,781	1,509,241

		15,884,575

Mortgage Real Estate Investment Trusts (REITs) — 1.9%
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	200,441	6,205,653
PennyMac Mortgage Investment Trust	274,950	4,880,363
Two Harbors Investment Corp.	715,730	6,863,851

		17,949,867

Multiline Retail — 0.0%
J.C. Penney Co., Inc.*(a)	68,594	422,539

Multi-Utilities — 1.2%
Black Hills Corp.(a)	171,834	11,421,806

Oil, Gas & Consumable Fuels — 4.9%
Callon Petroleum Co.*(a)	385,686	5,075,628
Carrizo Oil & Gas, Inc.*(a)	84,780	2,429,795
Golar LNG Ltd. (Bermuda)(a)	184,108	5,142,136
Jagged Peak Energy, Inc.*(a)	181,450	2,366,107
Oasis Petroleum, Inc.*	99,454	1,418,214
PDC Energy, Inc.*(a)	112,052	6,986,442
Rice Energy, Inc.*	166,788	3,952,876
RSP Permian, Inc.*	211,104	8,746,039
SM Energy Co.(a)	103,584	2,488,088
SRC Energy, Inc.*(a)	375,480	3,169,051
WPX Energy, Inc.*	374,835	5,019,041

		46,793,417

Paper & Forest Products — 0.5%
KapStone Paper and Packaging Corp.	177,893	4,109,328
Mercer International, Inc. (Canada)	53,741	628,770

		4,738,098

Pharmaceuticals — 0.5%
Catalent, Inc.*	133,179	3,771,629
Prestige Brands Holdings, Inc.*	18,240	1,013,414

		4,785,043

Professional Services — 0.5%
On Assignment, Inc.*	94,755	4,598,460

Shares		Value
COMMON STOCKS (Continued)
Real Estate Management & Development — 0.7%
Kennedy-Wilson Holdings, Inc.	282,213	$6,265,129

Road & Rail — 0.7%
Knight Transportation, Inc.(a)	69,540	2,180,079
Marten Transport Ltd.	56,551	1,326,121
Saia, Inc.*	68,217	3,022,013

		6,528,213

Semiconductors & Semiconductor Equipment — 3.2%
Cabot Microelectronics Corp.	44,026	3,372,832
Cypress Semiconductor Corp.(a)	317,375	4,367,079
Entegris, Inc.*	323,990	7,581,365
MACOM Technology Solutions Holdings, Inc.*(a)	61,293	2,960,452
MKS Instruments, Inc.(a)	69,223	4,759,081
Semtech Corp.*	158,903	5,370,921
Silicon Laboratories, Inc.*	29,596	2,176,786

		30,588,516

Software — 2.0%
Bottomline Technologies de, Inc.*(a)	101,035	2,389,478
CommVault Systems, Inc.*	117,132	5,950,306
Imperva, Inc.*	44,762	1,837,480
Verint Systems, Inc.*	193,285	8,383,737

		18,561,001

Specialty Retail — 2.3%
Boot Barn Holdings, Inc.*(a)	130,676	1,292,386
Burlington Stores, Inc.*(a)	81,032	7,883,603
Children’s Place, Inc. (The)(a)	22,670	2,721,534
DSW, Inc. (Class A Stock)(a)	69,395	1,435,089
Lithia Motors, Inc. (Class A Stock)(a)	52,097	4,462,108
Monro Muffler Brake, Inc.(a)	23,352	1,216,639
Office Depot, Inc.	299,435	1,396,864
Party City Holdco, Inc.*(a)	89,301	1,254,679

		21,662,902

Technology Hardware, Storage & Peripherals — 0.3%
Electronics For Imaging, Inc.*(a)	67,219	3,282,304

Textiles, Apparel & Luxury Goods — 0.5%
Columbia Sportswear Co.	25,076	1,473,215
Wolverine World Wide, Inc.(a)	147,600	3,685,572

		5,158,787

Thrifts & Mortgage Finance — 2.7%
Dime Community Bancshares, Inc.	39,814	808,224
OceanFirst Financial Corp.	70,318	1,981,210
Oritani Financial Corp.(a)	80,836	1,374,211
Provident Financial Services, Inc.	148,923	3,849,660
Radian Group, Inc.	548,180	9,845,313
Washington Federal, Inc.	129,258	4,278,440
WSFS Financial Corp.	75,163	3,453,740

		25,590,798

Trading Companies & Distributors — 3.0%
Beacon Roofing Supply, Inc.*	120,827	5,939,855
Foundation Building Materials, Inc.*	176,861	2,824,470
Herc Holdings, Inc.*(a)	102,925	5,032,003
Kaman Corp.(a)	90,637	4,362,359
Univar, Inc.*	199,293	6,110,323

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors (cont’d.)
WESCO International, Inc.*	55,492	$3,859,469

		28,128,479

TOTAL LONG-TERM INVESTMENTS (cost $750,318,611)		932,297,580

SHORT-TERM INVESTMENTS — 20.9%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	13,338,520	13,338,520
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $184,514,572; includes $184,338,743 of cash collateral for securities on loan)(b)(w)	184,470,481	184,507,375

Value
TOTAL SHORT-TERM INVESTMENTS (cost $197,853,092)	$197,845,895

TOTAL INVESTMENTS — 119.2% (cost $948,171,703)	1,130,143,475
Liabilities in excess of other assets — (19.2)%	(182,172,926)

NET ASSETS — 100.0%	$947,970,549

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $180,207,456; cash collateral of $184,338,743 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $9,920,423 is approximately 1.0% of net assets.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$23,929,286	$—	$—
Air Freight & Logistics	13,402,392	—	—
Airlines	2,498,058	—	—
Auto Components	7,000,907	—	—
Automobiles	1,154,410	—	—
Banks	191,671,373	—	—
Building Products	8,548,352	—	—
Capital Markets	13,201,046	—	—
Chemicals	19,971,711	—	—
Commercial Services & Supplies	13,129,534	—	—
Communications Equipment	12,935,438	—	—
Construction & Engineering	9,005,520	—	—
Construction Materials	9,552,222	—	—
Containers & Packaging	6,094,126	—	—
Electric Utilities	25,170,945	—	—
Electrical Equipment	2,594,372	—	—
Electronic Equipment, Instruments & Components	25,199,109	—	—
Energy Equipment & Services	6,443,250	—	—
Equity Real Estate Investment Trusts (REITs)	75,932,948	—	—
Food & Staples Retailing	3,685,602	—	—
Food Products	10,663,289	—	—

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Level 1	Level 2	Level 3
Gas Utilities	$16,027,007	$—	$—
Health Care Equipment & Supplies	18,364,056	—	—
Health Care Providers & Services	11,411,278	—	—
Health Care Technology	1,968,168	—	—
Hotels, Restaurants & Leisure	25,710,280	—	—
Household Durables	7,754,229	—	—
Household Products	3,324,980	—	—
Insurance	39,083,132	—	—
Internet Software & Services	3,557,268	—	—
IT Services	6,655,051	—	—
Life Sciences Tools & Services	8,115,239	—	—
Machinery	35,708,296	—	—
Media	20,474,772	—	—
Metals & Mining	15,884,575	—	—
Mortgage Real Estate Investment Trusts (REITs)	17,949,867	—	—
Multiline Retail	422,539	—	—
Multi-Utilities	11,421,806	—	—
Oil, Gas & Consumable Fuels	44,427,310	2,366,107	—
Paper & Forest Products	4,738,098	—	—
Pharmaceuticals	4,785,043	—	—
Professional Services	4,598,460	—	—
Real Estate Management & Development	6,265,129	—	—
Road & Rail	6,528,213	—	—
Semiconductors & Semiconductor Equipment	30,588,516	—	—
Software	18,561,001	—	—
Specialty Retail	21,662,902	—	—
Technology Hardware, Storage & Peripherals	3,282,304	—	—
Textiles, Apparel & Luxury Goods	5,158,787	—	—
Thrifts & Mortgage Finance	25,590,798	—	—
Trading Companies & Distributors	28,128,479	—	—
Affiliated Mutual Funds	197,845,895	—	—

Total	$1,127,777,368	$2,366,107	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 63.4%

ASSET-BACKED SECURITIES — 25.2%
Collateralized Loan Obligations — 12.8%
ACIS CLO Ltd. (Cayman Islands),
Series 2014-4A, Class A, 144A
2.454%(c)	05/01/26	4,757	$4,754,177
Apidos CLO X (Cayman Islands),
Series 2012-10A, Class A, 144A
2.459%(c)	10/30/22	2,907	2,910,360
Apidos CLO XIX (Cayman Islands),
Series 2014-19A, Class A1R, 144A
2.230%(c)	10/17/26	600	600,520
Cutwater Ltd. (Cayman Islands),
Series 2015-1A, Class A2, 144A
2.553%(c)	07/15/27	5,850	5,853,717
Halcyon Loan Advisors Funding Ltd. (Cayman Islands),
Series 2015-2A, Class A, 144A
2.428%(c)	07/25/27	4,000	3,996,638
Hildene CLO II Ltd. (Cayman Islands),
Series 2014-2A, Class B1, 144A
3.225%(c)	07/19/26	2,150	2,149,920
Monroe Capital BSL CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1, 144A
2.480%(c)	05/22/27	2,500	2,494,831
OFSI Fund VI Ltd. (Cayman Islands),
Series 2014-6A, Class A1, 144A
2.053%(c)	03/20/25	2,213	2,209,598
OFSI Fund VII Ltd. (Cayman Islands),
Series 2014-7A, Class A, 144A
2.364%(c)	10/18/26	3,649	3,639,710
Series 2014-7A, Class B, 144A
3.154%(c)	10/18/26	901	905,415
Trinitas CLO II Ltd. (Cayman Islands),
Series 2014-2A, Class A1, 144A
2.293%(c)	07/15/26	7,403	7,293,094
Z Capital Credit Partners CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1, 144A
2.353%(c)	07/16/27	3,585	3,559,094

			40,367,074

Non-Residential Mortgage-Backed Securities — 10.6%
Academic Loan Funding Trust,
Series 2012-1A, Class A2, 144A
2.082%(c)	12/27/44	1,600	1,594,571
Access Group, Inc.,
Series 2006-1, Class A2
1.162%(c)	08/25/23	95	94,698
Series 2015-1, Class A, 144A
1.682%(c)	07/25/56	1,180	1,171,639
Brazos Higher Education Authority, Inc.,
Series 2005-2, Class A11
1.137%(c)	09/27/21	521	520,026
ECMC Group Student Loan Trust,
Series 2016-1A, Class A, 144A
2.332%(c)	07/26/66	1,590	1,588,727
EFS Volunteer No. 2 LLC,
Series 2012-1, Class A2, 144A
2.332%(c)	03/25/36	1,550	1,569,507
EFS Volunteer No. 3 LLC,

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Series 2012-1, Class A3, 144A
1.982%(c)	04/25/33	950	$940,696
Higher Education Funding I,
Series 2005-1, Class A4
1.192%(c)	02/25/30	355	353,604
Montana Higher Education Student Assistance Corp.,
Series 2012-1, Class A3
2.028%(c)	07/20/43	850	825,858
Navient Student Loan Trust,
Series 2016-5A, Class A, 144A
2.232%(c)	06/25/65	3,228	3,276,546
Series 2016-7A, Class A, 144A
2.132%(c)	03/25/66	1,514	1,528,814
Series 2017-2A, Class A, 144A^
2.079%(c)	12/27/66	2,700	2,700,000
Nelnet Student Loan Trust,
Series 2005-4, Class A3
1.286%(c)	06/22/26	531	530,465
Series 2006-1, Class A6, 144A
1.503%(c)	08/23/36	1,500	1,415,091
Northstar Education Finance, Inc.,
Series 2007-1, Class A1
1.139%(c)	04/28/30	350	343,438
PHEAA Student Loan Trust,
Series 2016-1A, Class A, 144A
2.132%(c)	09/25/65	1,610	1,622,426
Scholar Funding Trust,
Series 2010-A, Class A, 144A
1.789%(c)	10/28/41	814	801,848
Skopos Auto Receivables Trust,
Series 2015-1A, Class A, 144A
3.100%	12/15/23	54	54,186
Series 2015-2A, Class A, 144A
3.550%	02/15/20	94	93,622
SLM Student Loan Trust,
Series 2003-14, Class A5
1.268%(c)	01/25/23	317	317,268
Series 2003-7A, Class A5A, 144A
2.331%(c)	12/15/33	1,257	1,259,028
Series 2004-8A, Class A6, 144A
1.668%(c)	01/25/40	1,150	1,106,795
Series 2005-5, Class A4
1.178%(c)	10/25/28	2,150	2,121,466
Series 2005-5, Class A5
1.788%(c)	10/25/40	300	288,700
Series 2006-10, Class A5A
1.138%(c)	04/25/27	1,559	1,557,025
Series 2008-2, Class A3
1.788%(c)	04/25/23	567	559,903
Series 2008-3, Class A3
2.038%(c)	10/25/21	723	721,127
Series 2008-4, Class A4
2.688%(c)	07/25/22	1,583	1,612,042
Series 2008-5, Class A4
2.738%(c)	07/25/23	1,378	1,407,519
Series 2008-6, Class A4
2.138%(c)	07/25/23	850	852,166
Series 2008-8, Class A4
2.538%(c)	04/25/23	500	509,266

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Wachovia Student Loan Trust,
Series 2005-1, Class A5
1.168%(c)	01/26/26	270	$269,551

			33,607,618

Residential Mortgage-Backed Securities — 1.8%
Bayview Opportunity Master Fund IIIb RPL Trust,
Series 2015-3, Class A1, 144A
3.623%	04/28/30	101	101,150
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB8, Class AF2
3.958%	12/25/35	345	341,648
Series 2005-CB8, Class AF3
3.958%	12/25/35	700	661,105
Lehman XS Trust,
Series 2007-3, Class 1BA2
1.861%(c)	03/25/37	1,701	1,308,221
Saxon Asset Securities Trust,
Series 2005-3, Class M2
1.462%(c)	11/25/35	2,500	2,377,467
Tricon American Homes Trust,
Series 2015-SFR1, Class D, 144A(g)
3.143%(c)	05/17/32	100	99,851
Series 2015-SFR1, Class E, 144A(g)
3.943%(c)	05/17/32	130	130,191
VOLT XXV LLC,
Series 2015-NPL8, Class A1, 144A
3.500%	06/26/45	812	815,061

			5,834,694

TOTAL ASSET-BACKED SECURITIES (cost $78,999,778)			79,809,386

BANK LOANS(c) — 1.6%
Aerospace & Defense — 0.1%
Avolon Holdings Ltd.,
Initial Term Loan B
3.228%	07/20/20	125	126,228
3.728%	07/07/77	275	277,701

			403,929

Commercial Services & Supplies — 0.0%
Advanced Disposal Waste Holdings Corp.,
Additional Term Loan
3.698%	11/10/23	49	49,540

Electronic Equipment, Instruments & Components — 0.2%
Energy Solutions LLC,
Term Advance^(g)
6.750%	05/29/20	647	654,054

Food Products — 0.1%
Shearer’s Foods LLC,
Term Loan (Second Lien)^(g)
7.897%	06/30/22	425	412,249

Independent Power & Renewable Electricity Producers — 0.0%
Calpine Corp.,
Term Loan
2.740%	11/30/17	109	109,091

Interest Rate	Maturity Date	Principal Amount (000)#		Value
BANK LOANS(c) (Continued)
Media — 0.4%
Checkout Holdings Corp.,
Initial Loan (Second Lien)(g)
7.750%	04/11/22	425		$325,125
Getty Images, Inc.,
Initial Term Loan
4.750%	10/18/19	646		563,886
Lions Gate Entertainment, Inc.,
Term Loan B
3.982%	12/08/23	300		301,199

				1,190,210

Oil, Gas & Consumable Fuels — 0.6%
American Energy-Marcellus LLC,
Initial Loan (First Lien)(g)
5.284%	08/04/20	925		640,563
Initial Loan (Second Lien)(g)
8.534%	08/04/21	275		31,625
Magnum Hunter Resources Corp.,
Exit Term Loan^(g)
8.000%	04/15/19	359		359,065
Williams Partners LP,
Term Loan^
— %(p)	12/23/18	725		724,999

				1,756,252

Pharmaceuticals — 0.0%
Valeant Pharmaceuticals, Inc.,
Series D-2 Tranche B Term Loan
5.030%	02/13/19	—	(r)	14

Textiles, Apparel & Luxury Goods — 0.2%
True Religion Apparel, Inc.,
Initial Term Loan (First Lien)(g)
6.022%	07/30/19	2,546		547,408

TOTAL BANK LOANS (cost $7,129,177)				5,122,747

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
CGBAM Commercial Mortgage Trust,
Series 2015-SMRT, Class E, 144A
3.786%(c)	04/10/28	450		449,002
Citigroup Commercial Mortgage Trust,
Series 2015-SSHP, Class D, 144A
3.962%(c)	09/15/27	300		300,655
CSMC LLC,
Series 2014-USA, Class E, 144A
4.373%	09/15/37	400		343,041
HILT Mortgage Trust,
Series 2014-ORL, Class E, 144A
2.774%(c)	07/15/29	400		400,199
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2014-CBM, Class E, 144A
4.762%(c)	10/15/29	350		352,434

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,869,720)				1,845,331

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS — 0.1%
Oil & Gas — 0.1%
Nabors Industries, Inc.,
Gtd. Notes, 144A
0.750%	01/15/24		300	$280,313
Whiting Petroleum Corp.,
Gtd. Notes
1.250%	04/01/20		50	43,563

TOTAL CONVERTIBLE BONDS (cost $348,424)				323,876

CORPORATE BONDS — 5.9%
Airlines — 0.1%
Continental Airlines 2012-3 Class C Pass-Through Trust,
Pass-Through Certificates
6.125%	04/29/18		400	415,560

Banks — 0.1%
Intesa Sanpaolo SpA (Italy),
Sub. Notes, MTN, 144A
5.017%	06/26/24		450	423,329

Beverages — 0.1%
Constellation Brands, Inc.,
Gtd. Notes
7.250%	05/15/17		350	351,945

Diversified Financial Services — 0.3%
Ally Financial, Inc.,
Gtd. Notes
6.250%	12/01/17		200	205,251
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	05/15/17		150	150,480
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes
7.375%	10/01/17		350	350,000
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	08/01/18		200	202,500
Navient Corp.,
Sr. Unsec’d. Notes, MTN
4.625%	09/25/17		50	50,375
8.450%	06/15/18		100	106,500

				1,065,106

Electric — 0.1%
Electricite de France SA (France),
Jr. Sub. Notes, EMTN, RegS
4.125%(c)	01/29/49	EUR	100	107,590
4.250%(c)	12/29/49	EUR	100	109,396

				216,986

Healthcare-Services — 0.2%
HCA, Inc.,
Sr. Sec’d. Notes
3.750%	03/15/19		200	204,500
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.631%(c)	06/15/20		200	201,000

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
6.250%	11/01/18		300	$314,813

				720,313

Insurance — 0.2%
Chubb Corp. (The),
Gtd. Notes
6.375%(c)	03/29/67		650	628,875

Media — 0.4%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	01/15/22		200	209,597
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
7.750%	04/15/18		50	52,125
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19		600	513,300
SFR Group SA (France),
Sr. Sec’d. Notes, 144A
6.000%	05/15/22		350	362,688

				1,137,710

Mining — 0.2%
First Quantum Minerals Ltd. (Canada),
Gtd. Notes, 144A
7.250%	04/01/23		300	303,375
7.500%	04/01/25		200	201,500

				504,875

Miscellaneous Manufacturing — 0.1%
General Electric Co.,
Sr. Unsec’d. Notes, MTN
8.500%	04/06/18	MXN	5,000	270,002

Oil & Gas — 1.2%
Carrizo Oil & Gas, Inc.,
Gtd. Notes(a)
7.500%	09/15/20		750	777,188
Halcon Resources Corp.,
Gtd. Notes, 144A(a)
6.750%	02/15/25		400	392,800
Sec’d. Notes, 144A
12.000%	02/15/22		50	58,375
Laredo Petroleum, Inc.,
Gtd. Notes(a)
5.625%	01/15/22		275	274,313
7.375%	05/01/22		200	207,500
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.850%	06/05/15		180	160,425
7.375%	01/17/27		630	666,036
8.375%	05/23/21		460	519,570
8.750%	05/23/26		50	57,875
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	06/27/44		23	20,299
5.625%	01/23/46		10	8,941
6.375%	02/04/21		38	41,220
6.375%	01/23/45		50	48,761
6.625%	06/15/35		10	10,301

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Gtd. Notes, EMTN, RegS
5.125%	03/15/23	EUR	460	$542,011

				3,785,615

Packaging & Containers — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
6.000%	02/15/25		400	404,499
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA (New Zealand),
Sr. Sec’d. Notes
5.750%	10/15/20		150	154,314

				558,813

Pharmaceuticals — 0.3%
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A(a)
6.375%	10/15/20		350	316,750
Sr. Sec’d. Notes, 144A
6.500%	03/15/22		200	205,750
7.000%	03/15/24		300	307,875

				830,375

Pipelines — 0.4%
DCP Midstream Operating LP,
Gtd. Notes(a)
2.500%	12/01/17		400	399,000
Enterprise Products Operating LLC,
Gtd. Notes
4.742%(c)	08/01/66		964	961,590

				1,360,590

Real Estate Investment Trusts (REITs) — 0.1%
DuPont Fabros Technology LP,
Gtd. Notes
5.875%	09/15/21		150	156,000
Equinix, Inc.,
Sr. Unsec’d. Notes
5.375%	05/15/27		275	283,938

				439,938

Semiconductors — 0.1%
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.125%	06/01/21		400	415,000

Software — 0.2%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	03/01/25		300	307,500
CURO Financial Technologies Corp.,
Sr. Sec’d. Notes, 144A
12.000%	03/01/22		300	309,000

				616,500

Telecommunications — 1.5%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.000%	06/09/19	MXN	8,510	437,676
Frontier Communications Corp.,
Sr. Unsec’d. Notes

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
8.125%	10/01/18		200	$212,000
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
7.250%	10/15/20		100	91,125
7.500%	04/01/21		750	674,063
Sprint Communications, Inc.,
Gtd. Notes, 144A
9.000%	11/15/18		300	326,625
Sr. Unsec’d. Notes(a)
7.000%	08/15/20		300	322,125
8.375%	08/15/17		500	511,000
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24		450	480,375
Telecom Italia Capital SA (Italy),
Gtd. Notes
7.200%	07/18/36		150	159,036
7.721%	06/04/38		350	387,625
T-Mobile USA, Inc.,
Gtd. Notes
6.250%	04/01/21		200	206,250
Wind Acquisition Finance SA (Italy),
Sec’d. Notes, 144A
7.375%	04/23/21		500	520,000
Windstream Services LLC,
Gtd. Notes
7.750%	10/15/20		400	406,000

				4,733,900

Trucking & Leasing — 0.1%
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
5.250%	08/15/22		250	260,000

TOTAL CORPORATE BONDS (cost $18,913,702)				18,735,432

FOREIGN GOVERNMENT BONDS — 5.8%
Brazil Notas do Tesouro Nacional (Brazil),
Notes
6.000%	08/15/50	BRL	2,904	3,105,400
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.500%	01/27/25		640	650,400
7.450%	04/30/44		190	209,000
Sr. Unsec’d. Notes, RegS
5.500%	01/27/25		290	294,713
5.875%	04/18/24		110	115,088
7.450%	04/30/44		440	483,999
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, MTN, 144A
2.625%	06/14/23	EUR	330	368,767
Sr. Unsec’d. Notes, MTN, RegS
5.875%	01/15/24		640	725,767
Japanese Government CPI Linked Bond (Japan),
Sr. Unsec’d. Notes, TIPS
0.100%	03/10/25	JPY	1,055,500	9,949,102
Mexican Bonos (Mexico),
Bonds
8.000%	11/07/47	MXN	104	5,873

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Sr. Unsec’d. Notes
7.750%	11/23/34	MXN	3,827	$211,551
8.500%	11/18/38	MXN	1,673	99,486
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes, 144A
4.150%	03/29/27		1,220	1,225,124
South Africa Government Bond (South Africa),
Bonds
8.500%	01/31/37	ZAR	1,170	78,112
8.750%	01/31/44	ZAR	10,150	684,953

TOTAL FOREIGN GOVERNMENT BONDS (cost $18,720,133)				18,207,335

MUNICIPAL BONDS — 1.5%
Puerto Rico
Commonwealth of Puerto Rico (Puerto Rico),
General Obligation Unlimited(g)(i)
5.000%	07/01/34		15	8,831
5.125%	07/01/31		75	44,156
5.250%	07/01/27		25	14,719
5.500%	07/01/26		15	8,859
5.500%	07/01/32		45	26,550
5.500%	07/01/39		110	64,900
5.625%	07/01/32		35	20,650
5.750%	07/01/41		80	47,200
5.875%	07/01/36		40	23,600
6.000%	07/01/34		35	20,650
6.000%	07/01/39		855	504,450
8.000%	07/01/35		410	254,713
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico),
Revenue Bonds
5.000%	07/01/33		270	203,540
5.750%	07/01/37		270	205,138
6.000%	07/01/38		95	72,735
6.000%	07/01/44		205	155,911
6.000%	07/01/47		75	56,855
Puerto Rico Sales Tax Financing Corp. (Puerto Rico),
Revenue Bonds
5.000%	08/01/43		1,350	553,500
5.250%	08/01/41		3,285	1,346,850
5.250%	08/01/43		175	71,750
5.375%	08/01/38		170	69,700
5.375%	08/01/39		485	198,850
5.500%	08/01/28		360	147,600
5.500%	08/01/37		220	90,200
5.750%	08/01/37		340	139,400
6.500%	08/01/44		20	8,250
6.750%	08/01/32		515	213,725
8.020%(s)	08/01/37		190	17,199
8.020%(s)	08/01/38		150	12,720
8.050%(s)	08/01/35		70	7,048

TOTAL MUNICIPAL BONDS (cost $6,673,528)				4,610,249

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 11.7%
Alternative Loan Trust,
Series 2006-HY11, Class A1
1.102%(c)	06/25/36		1,472	1,227,194

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
BCAP LLC Trust,
Series 2007-AA1, Class 2A1
1.162%(c)	03/25/37		1,965	$1,839,424
Credit Suisse European Mortgage Capital Ltd. (Ireland),
Series 2015-1HWA, Class A, 144A^(g)
2.750%(c)	04/20/20	EUR	1,750	1,824,073
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2007-OA3, Class A1
1.122%(c)	07/25/47		1,462	1,284,739
Fannie Mae Connecticut Avenue Securities,
Series 2016-C04, Class 1M2
5.232%(c)	01/25/29		250	265,395
Fannie Mae REMICS,
Series 2010-135, Class AS, IO(g)
4.968%(c)	12/25/40		336	55,548
Series 2011-124, Class SC, IO(g)
5.568%(c)	12/25/41		1,168	197,617
Series 2012-5, Class SA, IO(g)
4.968%(c)	02/25/42		1,056	181,177
Series 2012-88, Class SB, IO(g)
5.688%(c)	07/25/42		608	111,491
Series 2013-96, Class SW, IO(g)
5.118%(c)	09/25/43		1,258	181,623
Series 2013-96, Class SY, IO(g)
5.168%(c)	07/25/42		972	129,136
Series 2013-130, Class SN, IO(g)
5.668%(c)	10/25/42		1,237	229,700
Series 2014-6, Class SA, IO(g)
5.618%(c)	02/25/44		1,129	202,613
Series 2014-19, Class MS, IO(g)
5.618%(c)	11/25/39		1,016	119,104
Series 2015-20, Class ES, IO(g)
5.168%(c)	04/25/45		805	143,088
Series 2015-22, Class DS, IO(g)
5.218%(c)	04/25/45		801	154,013
Series 2015-34, Class LS, IO(g)
5.118%(c)	06/25/45		1,538	266,315
Series 2015-79, Class SA, IO(g)
5.268%(c)	11/25/45		1,160	169,980
Series 2015-79, Class SE, IO(g)
5.268%(c)	11/25/45		681	96,271
Series 2016-1, Class SJ, IO(g)
5.168%(c)	02/25/46		1,682	345,999
Series 2016-3, Class IP, IO(g)
4.000%	02/25/46		1,768	334,077
Freddie Mac REMICS,
Series 3753, Class SK, IO(g)
5.138%(c)	11/15/38		430	33,652
Series 3852, Class SW, IO(g)
5.088%(c)	05/15/41		1,090	152,240
Series 4314, Class SE, IO(g)
5.138%(c)	03/15/44		1,968	373,681
Series 4326, Class GS, IO(g)
5.138%(c)	04/15/44		1,398	242,817
Series 4431, Class ST, IO(g)
5.188%(c)	01/15/45		1,624	334,417
Series 4468, Class SY, IO(g)
5.188%(c)	05/15/45		770	140,256

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 4473, Class AS, IO(g)
4.688%(c)	05/15/45	1,634	$252,190
Series 4583, Class ST, IO(g)
5.088%(c)	05/15/46	3,370	802,193
Freddie Mac Strips,
Series 304, Class C45, IO(g)
3.000%	12/15/27	1,124	107,540
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA1, Class M3
4.282%(c)	10/25/27	440	471,746
Series 2015-HQ1, Class M3
4.782%(c)	03/25/25	500	537,810
Series 2015-HQA2, Class M3
5.782%(c)	05/25/28	325	358,369
Series 2016-DNA2, Class M3
5.632%(c)	10/25/28	400	433,583
Series 2016-DNA3, Class M3
5.982%(c)	12/25/28	300	331,169
Series 2016-DNA4, Class M3
4.782%(c)	03/25/29	400	413,018
Government National Mortgage Assoc.,
Series 2010-9, Class XD, IO(g)
5.672%(c)	01/16/40	2,231	383,897
Series 2010-9, Class YD, IO(g)
5.872%(c)	01/16/40	873	163,780
Series 2010-20, Class SE, IO(g)
5.272%(c)	02/20/40	1,509	254,115
Series 2010-37, Class SG, IO(g)
4.722%(c)	03/20/40	466	65,864
Series 2010-101, Class S, IO(g)
5.022%(c)	08/20/40	2,437	379,102
Series 2011-50, Class PS, IO(g)
5.122%(c)	02/20/41	1,519	216,939
Series 2012-149, Class MS, IO(g)
5.272%(c)	12/20/42	918	151,620
Series 2013-113, Class SA, IO(g)
5.722%(c)	08/20/43	1,179	197,372
Series 2013-167, Class SG, IO(g)
5.172%(c)	11/20/43	630	103,970
Series 2014-20, Class SA, IO(g)
5.122%(c)	02/20/44	1,729	279,233
Series 2014-56, Class ST, IO(g)
5.172%(c)	12/16/39	1,922	286,128
Series 2014-96, Class SE, IO(g)
4.622%(c)	07/20/44	959	132,835
Series 2014-132, Class SL, IO(g)
5.122%(c)	10/20/43	1,744	246,589
Series 2014-180, Class PI, IO(g)
4.000%	08/20/44	645	109,734
Series 2014-188, Class IB, IO(g)
4.000%	12/20/44	1,167	182,158
Series 2015-57, Class AS, IO(g)
4.622%(c)	04/20/45	4,660	688,357
Series 2015-64, Class SG, IO(g)
4.622%(c)	05/20/45	2,215	383,338
Series 2015-95, Class GI, IO(g)
4.500%	07/16/45	1,875	348,037
Series 2015-110, Class MS, IO(g)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
4.732%(c)	08/20/45	4,551	$658,499
Series 2015-111, Class IM, IO(g)
4.000%	08/20/45	2,344	411,225
Series 2015-111, Class IW, IO(g)
4.000%	06/20/45	784	123,356
Series 2015-111, Class SM, IO(g)
5.222%(c)	08/20/45	659	94,350
Series 2015-112, Class SB, IO(g)
4.762%(c)	08/20/45	1,238	154,825
Series 2015-126, Class HS, IO(g)
5.222%(c)	09/20/45	1,265	209,862
Series 2015-129, Class IC, IO(g)
4.500%	09/16/45	620	115,694
Series 2015-144, Class QS, IO(g)
4.722%(c)	10/20/45	588	67,606
Series 2015-159, Class HS, IO(g)
5.222%(c)	11/20/45	687	113,215
Series 2015-167, Class AS, IO(g)
5.272%(c)	11/20/45	1,081	168,144
Series 2015-168, Class SD, IO(g)
5.222%(c)	11/20/45	914	132,222
Series 2016-1, Class ST, IO(g)
5.222%(c)	01/20/46	655	114,198
Series 2016-6, Class SB, IO(g)
4.672%(c)	01/20/46	1,851	270,520
Series 2016-27, Class IA, IO(g)
4.000%	06/20/45	1,858	281,094
Series 2016-88, Class S, IO(g)
5.222%(c)	01/20/46	1,566	282,034
GreenPoint MTA Trust,
Series 2005-AR1, Class A2
1.422%(c)	06/25/45	877	765,193
Impac Secured Assets Trust,
Series 2007-1, Class A2
1.142%(c)	03/25/37	1,609	1,352,811
Lehman XS Trust,
Series 2005-7N, Class 1A1A
1.252%(c)	12/25/35	1,778	1,676,615
Mortgage Repurchase Agreement Financing Trust,
Series 2006-1, Class A1, 144A^
1.863%(c)	04/10/19	2,050	2,050,000
Series 2006-2, Class A, 144A
2.158%(c)	03/10/19	3,200	3,200,751
Series 2016-1, Class A2, 144A^
1.808%(c)	04/10/19	1,150	1,150,000
Soundview Home Loan Trust,
Series 2006-OPT3, Class 2A4
1.232%(c)	06/25/36	1,850	1,559,449
Station Place Securitization Trust,
Series 2015-2, Class A, 144A^
1.941%(c)	05/15/18	900	900,000
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR19, Class 1A
1.378%(c)	01/25/47	1,136	890,815
Series 2006-AR9, Class 1A
1.638%(c)	08/25/46	1,321	1,160,260

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $37,802,703)			36,819,064

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.5%
Federal Home Loan Banks, Bonds
0.957%(c)	10/27/17	7,250	$7,260,679
0.957%(c)	10/27/17	1,750	1,752,578
Federal National Mortgage Assoc.
6.000%	08/01/36	250	282,270
6.000%	09/01/36	328	370,842
6.000%	10/01/36	197	221,971
6.000%	04/01/37	80	90,333
6.000%	05/01/37	21	23,360
6.000%	12/01/37	691	780,489
6.000%	01/01/38	98	113,793
6.000%	01/01/40	91	106,240
6.000%	06/01/40	539	609,694
6.000%	06/01/40	223	252,185
6.000%	05/01/41	63	70,639
6.000%	TBA	2,000	2,261,562

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $14,156,888)			14,196,635

U.S. TREASURY OBLIGATIONS — 5.7%
U.S. Treasury Bonds
3.625%	02/15/44	3,700	4,122,610
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/18	1,200	1,270,997
0.125%	04/15/19	2,300	2,418,162
0.125%	04/15/20	1,050	1,104,851
0.125%	01/15/23	2,150	2,260,124
0.625%	01/15/24	1,800	1,917,393
0.875%	02/15/47	290	287,207
2.625%	07/15/17	4,000	4,753,422

TOTAL U.S. TREASURY OBLIGATIONS (cost $18,632,487)			18,134,766

		Shares
COMMON STOCK — 0.8%
Oil, Gas & Consumable Fuels — 0.8%
Magnum Hunter Resources Corp.* (g) (cost $2,334,460)		233,624	2,674,995

TOTAL LONG-TERM INVESTMENTS (cost $205,581,000)			200,479,816

SHORT-TERM INVESTMENTS — 33.7%
AFFILIATED MUTUAL FUNDS — 8.4%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)		24,915,457	24,915,457
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $1,536,774; includes $1,535,610 of cash collateral for securities on loan)(b)(w)		1,536,466	1,536,774

TOTAL AFFILIATED MUTUAL FUNDS (cost $26,452,231)			26,452,231

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN TREASURY OBLIGATIONS(n) — 22.0%
Brazil Letras do Tesouro Nacional
11.684%	01/01/18	BRL	7,244	$2,157,970
Japan Treasury Discount Bill
0.285%	04/17/17	JPY	6,600,000	59,286,473
0.375%	06/19/17	JPY	880,000	7,908,254

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $68,262,094)				69,352,697

U.S. TREASURY OBLIGATION(n) — 3.3%
U.S. Treasury Bills
0.664%	06/01/17		10,520	10,507,891

(cost $10,507,388)
TOTAL SHORT-TERM INVESTMENTS (cost $105,221,713)				106,312,819

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 97.1% (cost $310,802,713)				306,792,635

SECURITY SOLD SHORT — (0.4)%
U.S. GOVERNMENT AGENCY OBLIGATION - SHORT — (0.4)%
Federal National Mortgage Assoc.
6.000%	TBA		1,000	(1,129,687)

(proceeds received $1,125,938)
TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 96.7% (cost $309,676,775)				305,662,948
Other assets in excess of liabilities(z) — 3.3%				10,443,424

NET ASSETS — 100.0%				$316,106,372

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $10,774,440 and 3.4% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,504,030; cash collateral of $1,535,610 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $21,865,127 is approximately 6.9% of net assets.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(n)	Rate shown reflects yield to maturity at purchase date.
(p)	Interest rate not available as of March 31, 2017.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end.

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
193	90 Day Sterling	Jun. 2017	$30,091,978	$30,115,823	$23,845
193	90 Day Sterling	Sep. 2017	30,081,391	30,099,198	17,807
193	90 Day Sterling	Dec. 2017	30,068,189	30,084,085	15,896
6	2 Year U.S. Treasury Notes	Jun. 2017	1,294,500	1,298,719	4,219
819	3 Year Australian Treasury Bonds	Jun. 2017	188,326,931	188,717,147	390,216
741	10 Year U.S. Treasury Notes	Jun. 2017	92,066,866	92,300,813	233,947
40	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	6,417,147	6,425,000	7,853

					693,783

Short Positions:
1,912	5 Year U.S. Treasury Notes	Jun. 2017	224,777,199	225,093,188	(315,989)
4	10 Year Japanese Bonds	Jun. 2017	5,395,850	5,399,443	(3,593)
3	10 Year U.S. Ultra Treasury Bonds	Jun. 2017	399,918	401,672	(1,754)
219	20 Year U.S. Treasury Bonds	Jun. 2017	33,116,661	33,034,781	81,880

					(239,456)

					$454,327

Cash and foreign currency of $2,193,084 has been segregated with Barclays Capital Group to cover requirements for open futures contracts at March 31, 2017.

Forward foreign currency exchange contracts outstanding at March 31, 2017:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 04/10/17	Morgan Stanley	ARS	3,041	$188,325	$196,847	$8,522
Expiring 04/17/17	Morgan Stanley	ARS	9,105	574,457	587,593	13,136
Expiring 04/24/17	Morgan Stanley	ARS	2,486	150,458	159,951	9,493
Expiring 04/24/17	Morgan Stanley	ARS	7,123	431,375	458,399	27,024
Expiring 04/24/17	Morgan Stanley	ARS	2,536	157,537	163,219	5,682
Expiring 07/06/17	Morgan Stanley	ARS	9,369	581,294	582,885	1,591
Australian Dollar,
Expiring 04/27/17	Morgan Stanley	AUD	3,861	2,921,993	2,948,458	26,465
Expiring 06/21/17	Morgan Stanley	AUD	840	631,062	640,776	9,714
Expiring 06/21/17	Morgan Stanley	AUD	819	614,136	624,603	10,467
Expiring 06/21/17	Morgan Stanley	AUD	816	625,361	622,468	(2,893)
Expiring 06/21/17	Morgan Stanley	AUD	841	631,456	641,539	10,083
Expiring 06/21/17	Morgan Stanley	AUD	842	630,995	642,302	11,307
Expiring 06/21/17	Morgan Stanley	AUD	832	638,011	634,277	(3,734)
Expiring 06/21/17	Morgan Stanley	AUD	818	626,471	623,994	(2,477)
Expiring 06/21/17	Morgan Stanley	AUD	768	582,073	585,936	3,863
Expiring 06/21/17	Morgan Stanley	AUD	838	630,654	639,251	8,597
Expiring 06/21/17	Morgan Stanley	AUD	816	626,186	622,468	(3,718)
Expiring 06/21/17	Morgan Stanley	AUD	2,459	1,872,265	1,875,796	3,531
Expiring 06/21/17	Morgan Stanley	AUD	838	631,559	639,251	7,692
Expiring 06/21/17	Morgan Stanley	AUD	459	348,856	350,454	1,598
Expiring 06/21/17	Morgan Stanley	AUD	4,091	3,146,715	3,120,733	(25,982)
Expiring 06/21/17	Morgan Stanley	AUD	838	631,542	639,251	7,709
Expiring 06/21/17	Morgan Stanley	AUD	818	624,261	623,994	(267)

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Brazilian Real,
Expiring 04/04/17	Morgan Stanley	BRL	2,112	$661,135	$673,978	$12,843
Expiring 04/04/17	Morgan Stanley	BRL	1,971	630,000	629,043	(957)
Expiring 04/04/17	Morgan Stanley	BRL	14,325	4,637,375	4,571,576	(65,799)
Expiring 04/04/17	Morgan Stanley	BRL	4,000	1,263,000	1,276,378	13,378
Expiring 04/04/17	Morgan Stanley	BRL	3,943	1,259,000	1,258,433	(567)
Expiring 04/04/17	Morgan Stanley	BRL	1,981	630,000	632,169	2,169
Expiring 04/04/17	Morgan Stanley	BRL	1,957	626,000	624,602	(1,398)
Expiring 04/04/17	Morgan Stanley	BRL	1,594	513,561	508,533	(5,028)
Expiring 04/04/17	Morgan Stanley	BRL	1,168	375,000	372,840	(2,160)
Expiring 04/04/17	Morgan Stanley	BRL	1,065	335,446	339,759	4,313
Expiring 04/04/17	Morgan Stanley	BRL	809	253,000	258,041	5,041
Expiring 04/04/17	Morgan Stanley	BRL	782	250,000	249,636	(364)
Expiring 04/04/17	Morgan Stanley	BRL	1,987	633,000	633,980	980
Expiring 04/04/17	Morgan Stanley	BRL	1,394	451,000	444,730	(6,270)
Expiring 04/04/17	Morgan Stanley	BRL	1,097	350,000	350,159	159
Expiring 04/04/17	Morgan Stanley	BRL	828	268,000	264,283	(3,717)
Expiring 06/02/17	Morgan Stanley	BRL	22,986	7,246,283	7,234,173	(12,110)
British Pound,
Expiring 04/28/17	Morgan Stanley	GBP	13,396	16,439,156	16,794,807	355,651
Expiring 04/28/17	Morgan Stanley	GBP	894	1,118,189	1,120,848	2,659
Expiring 06/21/17	Morgan Stanley	GBP	520	633,760	652,832	19,072
Expiring 06/21/17	Morgan Stanley	GBP	520	634,572	652,833	18,261
Expiring 06/21/17	Morgan Stanley	GBP	517	636,991	648,895	11,904
Expiring 06/21/17	Morgan Stanley	GBP	509	635,156	639,509	4,353
Expiring 06/21/17	Morgan Stanley	GBP	520	633,186	652,832	19,646
Expiring 06/21/17	Morgan Stanley	GBP	504	627,606	632,745	5,139
Expiring 06/21/17	Morgan Stanley	GBP	502	624,757	630,235	5,478
Expiring 06/21/17	Morgan Stanley	GBP	524	651,117	657,901	6,784
Expiring 06/21/17	Morgan Stanley	GBP	519	633,792	651,576	17,784
Expiring 06/21/17	Morgan Stanley	GBP	507	628,685	636,511	7,826
Canadian Dollar,
Expiring 05/17/17	Morgan Stanley	CAD	3,917	2,915,005	2,947,688	32,683
Expiring 06/21/17	Morgan Stanley	CAD	835	626,000	628,500	2,500
Expiring 06/21/17	Morgan Stanley	CAD	834	627,000	628,093	1,093
Expiring 06/21/17	Morgan Stanley	CAD	2,542	1,894,000	1,913,663	19,663
Expiring 06/21/17	Morgan Stanley	CAD	434	324,467	326,801	2,334
Expiring 06/21/17	Morgan Stanley	CAD	2,523	1,888,500	1,899,273	10,773
Expiring 06/21/17	Morgan Stanley	CAD	1,677	1,259,000	1,262,631	3,631
Expiring 06/21/17	Morgan Stanley	CAD	834	626,000	627,991	1,991
Expiring 06/21/17	Morgan Stanley	CAD	834	626,000	627,746	1,746
Expiring 06/21/17	Morgan Stanley	CAD	391	291,875	294,016	2,141
Expiring 06/21/17	Morgan Stanley	CAD	6,730	5,003,630	5,066,520	62,890
Expiring 06/21/17	Morgan Stanley	CAD	503	375,921	378,345	2,424
Chilean Peso,
Expiring 04/20/17	Morgan Stanley	CLP	175,126	264,222	265,124	902
Expiring 06/15/17	Morgan Stanley	CLP	72,676	111,074	109,737	(1,337)
Chinese Renminbi,
Expiring 04/05/17	Morgan Stanley	CNH	6,164	866,566	896,650	30,084
Expiring 04/11/17	Morgan Stanley	CNH	15,769	2,271,552	2,292,706	21,154
Expiring 06/21/17	Morgan Stanley	CNH	7,836	1,122,427	1,133,046	10,619
Expiring 06/21/17	Morgan Stanley	CNH	4,361	630,000	630,488	488
Expiring 06/21/17	Morgan Stanley	CNH	6,274	907,200	907,158	(42)
Expiring 06/21/17	Morgan Stanley	CNH	4,319	624,000	624,544	544
Colombian Peso,
Expiring 04/07/17	Morgan Stanley	COP	755,205	253,000	262,426	9,426
Expiring 04/17/17	Morgan Stanley	COP	734,175	251,000	254,764	3,764
Expiring 05/03/17	Morgan Stanley	COP	724,817	251,000	250,955	(45)
Expiring 06/16/17	Morgan Stanley	COP	4,712,194	1,587,078	1,621,778	34,700

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 08/11/17	Morgan Stanley	COP	1,830,840	$617,328	$625,690	$8,362
Euro,
Expiring 05/11/17	Morgan Stanley	EUR	1,553	1,678,370	1,659,842	(18,528)
Expiring 05/11/17	Morgan Stanley	EUR	10,914	11,637,051	11,665,019	27,968
Expiring 06/21/17	Morgan Stanley	EUR	3,770	4,022,863	4,038,342	15,479
Expiring 06/21/17	Morgan Stanley	EUR	1,176	1,268,188	1,259,096	(9,092)
Expiring 06/21/17	Morgan Stanley	EUR	579	628,939	620,153	(8,786)
Expiring 06/21/17	Morgan Stanley	EUR	563	603,985	603,295	(690)
Expiring 06/21/17	Morgan Stanley	EUR	596	635,694	638,361	2,667
Expiring 06/21/17	Morgan Stanley	EUR	3,529	3,796,569	3,779,826	(16,743)
Expiring 06/21/17	Morgan Stanley	EUR	591	633,676	633,005	(671)
Expiring 06/21/17	Morgan Stanley	EUR	1,185	1,269,584	1,269,224	(360)
Expiring 06/21/17	Morgan Stanley	EUR	1,168	1,260,064	1,251,016	(9,048)
Expiring 06/21/17	Morgan Stanley	EUR	595	634,175	637,290	3,115
Expiring 06/21/17	Morgan Stanley	EUR	592	632,699	634,077	1,378
Expiring 06/21/17	Morgan Stanley	EUR	384	416,916	411,357	(5,559)
Expiring 06/21/17	Morgan Stanley	EUR	256	278,380	274,234	(4,146)
Expiring 06/21/17	Morgan Stanley	EUR	580	628,694	621,224	(7,470)
Expiring 06/21/17	Morgan Stanley	EUR	472	506,093	505,548	(545)
Expiring 06/21/17	Morgan Stanley	EUR	593	635,869	635,027	(842)
Expiring 06/21/17	Morgan Stanley	EUR	583	628,990	624,437	(4,553)
Expiring 06/21/17	Morgan Stanley	EUR	91	97,744	96,994	(750)
Expiring 06/21/17	Morgan Stanley	EUR	592	632,996	634,077	1,081
Expiring 06/21/17	Morgan Stanley	EUR	587	632,862	628,721	(4,141)
Hungarian Forint,
Expiring 06/21/17	Morgan Stanley	HUF	740,188	2,538,542	2,566,200	27,658
Indian Rupee,
Expiring 04/10/17	Morgan Stanley	INR	85,675	1,320,917	1,317,548	(3,369)
Expiring 04/10/17	Morgan Stanley	INR	41,288	629,000	634,941	5,941
Expiring 04/20/17	Morgan Stanley	INR	41,318	630,000	634,518	4,518
Expiring 04/20/17	Morgan Stanley	INR	40,983	626,000	629,371	3,371
Expiring 05/24/17	Morgan Stanley	INR	21,456	317,114	327,955	10,841
Expiring 05/24/17	Morgan Stanley	INR	90,822	1,341,430	1,388,209	46,779
Expiring 07/14/17	Morgan Stanley	INR	26,142	387,026	396,880	9,854
Expiring 07/14/17	Morgan Stanley	INR	83,733	1,268,680	1,271,224	2,544
Indonesian Rupiah,
Expiring 04/07/17	Morgan Stanley	IDR	9,597,870	720,561	719,728	(833)
Expiring 04/20/17	Morgan Stanley	IDR	8,368,299	627,000	626,659	(341)
Expiring 05/24/17	Morgan Stanley	IDR	6,217,354	461,931	463,733	1,802
Expiring 05/24/17	Morgan Stanley	IDR	8,580,854	638,077	640,019	1,942
Expiring 06/09/17	Morgan Stanley	IDR	12,519,332	927,221	932,146	4,925
Expiring 06/22/17	Morgan Stanley	IDR	26,684,691	1,966,882	1,984,223	17,341
Japanese Yen,
Expiring 06/21/17	Morgan Stanley	JPY	69,425	626,000	625,670	(330)
Expiring 06/21/17	Morgan Stanley	JPY	70,291	630,000	633,472	3,472
Expiring 06/21/17	Morgan Stanley	JPY	67,975	596,861	612,597	15,736
Expiring 06/21/17	Morgan Stanley	JPY	72,289	632,000	651,475	19,475
Expiring 06/21/17	Morgan Stanley	JPY	70,260	630,000	633,188	3,188
Expiring 06/21/17	Morgan Stanley	JPY	69,351	626,000	624,999	(1,001)
Malaysian Ringgit,
Expiring 05/18/17	Morgan Stanley	MYR	1,104	247,327	248,870	1,543
Mexican Peso,
Expiring 05/12/17	Morgan Stanley	MXN	2,239	118,017	118,821	804
Expiring 05/12/17	Morgan Stanley	MXN	1,763	93,625	93,546	(79)
Expiring 06/21/17	Morgan Stanley	MXN	93,270	4,727,095	4,918,651	191,556
Expiring 06/21/17	Morgan Stanley	MXN	12,186	627,000	642,619	15,619
Expiring 06/21/17	Morgan Stanley	MXN	4,846	250,000	255,565	5,565

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 06/21/17	Morgan Stanley	MXN	12,680	$632,000	$668,682	$36,682
Expiring 06/21/17	Morgan Stanley	MXN	4,818	250,000	254,095	4,095
Expiring 06/21/17	Morgan Stanley	MXN	4,323	222,100	227,973	5,873
Expiring 06/21/17	Morgan Stanley	MXN	5,127	263,340	270,367	7,027
Expiring 06/21/17	Morgan Stanley	MXN	4,786	250,000	252,409	2,409
Expiring 06/21/17	Morgan Stanley	MXN	3,785	189,931	199,581	9,650
Expiring 06/21/17	Morgan Stanley	MXN	12,557	633,000	662,186	29,186
Expiring 06/21/17	Morgan Stanley	MXN	1,067	55,385	56,254	869
Expiring 06/21/17	Morgan Stanley	MXN	104,921	5,302,632	5,533,030	230,398
Expiring 06/21/17	Morgan Stanley	MXN	12,586	633,000	663,742	30,742
Expiring 06/21/17	Morgan Stanley	MXN	12,580	631,000	663,392	32,392
Expiring 06/21/17	Morgan Stanley	MXN	11,915	624,000	628,325	4,325
New Taiwanese Dollar,
Expiring 04/05/17	Morgan Stanley	TWD	10,717	350,000	353,276	3,276
Expiring 04/05/17	Morgan Stanley	TWD	19,202	626,000	632,984	6,984
Expiring 04/10/17	Morgan Stanley	TWD	19,489	632,000	642,603	10,603
Expiring 04/13/17	Morgan Stanley	TWD	19,629	632,000	647,295	15,295
Expiring 04/20/17	Morgan Stanley	TWD	96,112	3,181,458	3,170,456	(11,002)
Expiring 04/20/17	Morgan Stanley	TWD	57,708	1,889,000	1,903,635	14,635
Expiring 04/20/17	Morgan Stanley	TWD	70,419	2,283,734	2,322,920	39,186
Expiring 04/28/17	Morgan Stanley	TWD	19,156	635,938	632,136	(3,802)
Expiring 04/28/17	Morgan Stanley	TWD	1,761	57,860	58,120	260
Expiring 07/11/17	Morgan Stanley	TWD	8,528	276,358	282,421	6,063
New Zealand Dollar,
Expiring 04/21/17	Morgan Stanley	NZD	2,309	1,664,725	1,617,904	(46,821)
Expiring 06/21/17	Morgan Stanley	NZD	900	628,911	629,565	654
Expiring 06/21/17	Morgan Stanley	NZD	3,492	2,403,232	2,442,536	39,304
Expiring 06/21/17	Morgan Stanley	NZD	895	625,959	626,067	108
Expiring 06/21/17	Morgan Stanley	NZD	886	624,160	619,771	(4,389)
Expiring 06/21/17	Morgan Stanley	NZD	901	628,191	630,264	2,073
Expiring 06/21/17	Morgan Stanley	NZD	549	378,858	383,979	5,121
Expiring 06/21/17	Morgan Stanley	NZD	2,738	1,892,697	1,915,275	22,578
Expiring 06/21/17	Morgan Stanley	NZD	1,798	1,257,755	1,257,730	(25)
Expiring 06/21/17	Morgan Stanley	NZD	1,108	762,781	774,794	12,013
Expiring 06/21/17	Morgan Stanley	NZD	896	628,221	626,766	(1,455)
Norwegian Krone,
Expiring 05/15/17	Morgan Stanley	NOK	7,185	845,597	837,240	(8,357)
Expiring 06/21/17	Morgan Stanley	NOK	2,978	351,066	347,149	(3,917)
Expiring 06/21/17	Morgan Stanley	NOK	7,841	918,489	914,011	(4,478)
Expiring 06/21/17	Morgan Stanley	NOK	2,810	327,909	327,540	(369)
Peruvian Nuevo Sol,
Expiring 04/06/17	Morgan Stanley	PEN	2,035	626,015	626,138	123
Expiring 06/22/17	Morgan Stanley	PEN	1,978	601,694	604,209	2,515
Philippine Peso,
Expiring 04/17/17	Morgan Stanley	PHP	31,657	630,000	630,425	425
Expiring 04/24/17	Morgan Stanley	PHP	31,416	626,000	625,434	(566)
Expiring 05/24/17	Morgan Stanley	PHP	31,068	612,534	617,587	5,053
Expiring 05/24/17	Morgan Stanley	PHP	31,686	625,521	629,873	4,352
Expiring 05/24/17	Morgan Stanley	PHP	32,139	639,066	638,875	(191)
Polish Zloty,
Expiring 05/10/17	Morgan Stanley	PLN	2,103	532,749	530,128	(2,621)
Expiring 06/21/17	Morgan Stanley	PLN	2,579	632,000	649,850	17,850
Expiring 06/21/17	Morgan Stanley	PLN	2,474	626,000	623,422	(2,578)
Expiring 06/21/17	Morgan Stanley	PLN	2,535	630,000	638,862	8,862
Expiring 06/21/17	Morgan Stanley	PLN	35,918	8,793,626	9,050,869	257,243
Russian Ruble,
Expiring 05/15/17	Morgan Stanley	RUB	80,300	1,361,760	1,411,389	49,629
Expiring 05/15/17	Morgan Stanley	RUB	37,115	638,270	652,350	14,080

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 05/15/17	Morgan Stanley	RUB	36,498	$626,000	$641,511	$15,511
Expiring 05/15/17	Morgan Stanley	RUB	47,006	793,357	826,203	32,846
Expiring 05/15/17	Morgan Stanley	RUB	28,711	504,000	504,638	638
Expiring 05/15/17	Morgan Stanley	RUB	75,290	1,275,115	1,323,330	48,215
Expiring 05/15/17	Morgan Stanley	RUB	46,365	775,200	814,920	39,720
Expiring 05/15/17	Morgan Stanley	RUB	42,939	728,000	754,719	26,719
Expiring 05/15/17	Morgan Stanley	RUB	40,653	693,438	714,532	21,094
Expiring 05/15/17	Morgan Stanley	RUB	23,601	407,000	414,826	7,826
Expiring 05/26/17	Morgan Stanley	RUB	33,844	562,784	593,223	30,439
Singapore Dollar,
Expiring 06/21/17	Morgan Stanley	SGD	870	625,000	622,361	(2,639)
Expiring 06/21/17	Morgan Stanley	SGD	1,766	1,259,000	1,262,903	3,903
Expiring 06/21/17	Morgan Stanley	SGD	891	630,000	637,353	7,353
Expiring 06/21/17	Morgan Stanley	SGD	871	625,000	622,929	(2,071)
Expiring 06/21/17	Morgan Stanley	SGD	1,159	828,000	829,335	1,335
Expiring 06/21/17	Morgan Stanley	SGD	885	630,000	632,814	2,814
Expiring 06/21/17	Morgan Stanley	SGD	780	552,862	558,050	5,188
South African Rand,
Expiring 05/05/17	Morgan Stanley	ZAR	2,918	217,565	216,198	(1,367)
Expiring 06/21/17	Morgan Stanley	ZAR	3,266	252,000	239,962	(12,038)
Expiring 06/21/17	Morgan Stanley	ZAR	3,131	250,550	230,053	(20,497)
Expiring 06/21/17	Morgan Stanley	ZAR	57,278	4,317,919	4,208,010	(109,909)
Expiring 06/21/17	Morgan Stanley	ZAR	16,293	1,259,000	1,196,976	(62,024)
Expiring 06/21/17	Morgan Stanley	ZAR	3,246	251,000	238,459	(12,541)
Expiring 06/21/17	Morgan Stanley	ZAR	6,352	500,000	466,632	(33,368)
Expiring 06/21/17	Morgan Stanley	ZAR	4,889	378,000	359,189	(18,811)
Expiring 06/21/17	Morgan Stanley	ZAR	4,748	375,000	348,834	(26,166)
Expiring 06/21/17	Morgan Stanley	ZAR	3,241	250,000	238,071	(11,929)
Expiring 06/21/17	Morgan Stanley	ZAR	3,234	250,000	237,624	(12,376)
Expiring 06/21/17	Morgan Stanley	ZAR	3,230	250,000	237,288	(12,712)
Expiring 06/21/17	Morgan Stanley	ZAR	3,201	250,000	235,147	(14,853)
South Korean Won,
Expiring 04/03/17	Morgan Stanley	KRW	2,151,528	1,880,000	1,924,005	44,005
Expiring 04/03/17	Morgan Stanley	KRW	709,616	626,000	634,574	8,574
Expiring 04/06/17	Morgan Stanley	KRW	728,868	631,000	651,817	20,817
Expiring 04/06/17	Morgan Stanley	KRW	716,975	627,000	641,181	14,181
Expiring 04/06/17	Morgan Stanley	KRW	434,865	379,000	388,893	9,893
Expiring 04/10/17	Morgan Stanley	KRW	901,823	784,000	806,532	22,532
Expiring 04/10/17	Morgan Stanley	KRW	776,415	671,930	694,375	22,445
Expiring 04/17/17	Morgan Stanley	KRW	127,923	111,096	114,417	3,321
Expiring 04/20/17	Morgan Stanley	KRW	1,848,565	1,635,550	1,653,456	17,906
Expiring 04/20/17	Morgan Stanley	KRW	839,603	751,000	750,987	(13)
Expiring 04/20/17	Morgan Stanley	KRW	734,256	656,549	656,758	209
Expiring 04/20/17	Morgan Stanley	KRW	403,963	358,750	361,327	2,577
Expiring 04/28/17	Morgan Stanley	KRW	1,358,744	1,221,000	1,215,464	(5,536)
Expiring 04/28/17	Morgan Stanley	KRW	696,003	623,000	622,610	(390)
Expiring 04/28/17	Morgan Stanley	KRW	695,598	623,000	622,248	(752)
Expiring 05/24/17	Morgan Stanley	KRW	1,880,707	1,684,422	1,682,854	(1,568)
Expiring 07/13/17	Morgan Stanley	KRW	1,480,815	1,280,240	1,325,903	45,663
Expiring 07/13/17	Morgan Stanley	KRW	1,678,238	1,502,007	1,502,672	665
Expiring 07/13/17	Morgan Stanley	KRW	1,084,526	951,130	971,070	19,940
Expiring 07/13/17	Morgan Stanley	KRW	2,861,145	2,570,013	2,561,831	(8,182)
Swedish Krona,
Expiring 05/15/17	Morgan Stanley	SEK	31,240	3,564,786	3,493,832	(70,954)
Turkish Lira,
Expiring 06/21/17	Morgan Stanley	TRY	936	251,000	251,556	556
Expiring 06/21/17	Morgan Stanley	TRY	935	252,000	251,293	(707)
Expiring 06/21/17	Morgan Stanley	TRY	1,904	504,000	511,500	7,500

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 06/21/17	Morgan Stanley	TRY	1,865	$501,000	$501,045	$45
Expiring 06/21/17	Morgan Stanley	TRY	1,854	501,000	498,084	(2,916)
Expiring 06/21/17	Morgan Stanley	TRY	1,838	500,000	493,852	(6,148)
Expiring 06/21/17	Morgan Stanley	TRY	1,591	424,886	427,381	2,495
Expiring 06/21/17	Morgan Stanley	TRY	942	252,000	253,187	1,187
Expiring 06/21/17	Morgan Stanley	TRY	938	252,000	251,904	(96)
Expiring 06/21/17	Morgan Stanley	TRY	931	250,000	250,097	97
Expiring 06/21/17	Morgan Stanley	TRY	2,299	625,000	617,787	(7,213)

				$245,879,032	$247,904,073	2,025,041

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/27/17	Morgan Stanley	AUD	246	$187,800	$187,854	$(54)
Expiring 04/27/17	Morgan Stanley	AUD	3,686	2,789,495	2,814,760	(25,265)
Expiring 06/21/17	Morgan Stanley	AUD	810	625,045	617,892	7,153
Expiring 06/21/17	Morgan Stanley	AUD	831	631,327	633,910	(2,583)
Expiring 06/21/17	Morgan Stanley	AUD	812	624,842	619,417	5,425
Expiring 06/21/17	Morgan Stanley	AUD	2,507	1,891,742	1,912,412	(20,670)
Expiring 06/21/17	Morgan Stanley	AUD	835	631,638	636,962	(5,324)
Expiring 06/21/17	Morgan Stanley	AUD	462	352,807	352,227	580
Expiring 06/21/17	Morgan Stanley	AUD	1,668	1,257,257	1,272,399	(15,142)
Expiring 06/21/17	Morgan Stanley	AUD	834	628,156	636,199	(8,043)
Expiring 06/21/17	Morgan Stanley	AUD	8,638	6,540,181	6,589,496	(49,315)
Expiring 06/21/17	Morgan Stanley	AUD	833	628,226	635,436	(7,210)
Expiring 06/21/17	Morgan Stanley	AUD	831	629,233	633,911	(4,678)
Expiring 06/21/17	Morgan Stanley	AUD	832	629,409	634,674	(5,265)
Expiring 06/21/17	Morgan Stanley	AUD	832	628,202	634,674	(6,472)
Expiring 06/21/17	Morgan Stanley	AUD	1,669	1,263,133	1,273,162	(10,029)
Expiring 06/21/17	Morgan Stanley	AUD	819	623,988	624,757	(769)
Expiring 06/21/17	Morgan Stanley	AUD	1,952	1,492,480	1,489,042	3,438
Expiring 06/21/17	Morgan Stanley	AUD	905	699,372	690,196	9,176
Expiring 06/21/17	Morgan Stanley	AUD	824	629,392	628,571	821
Expiring 06/21/17	Morgan Stanley	AUD	819	625,126	624,757	369
Expiring 06/21/17	Morgan Stanley	AUD	325	249,095	247,920	1,175
Brazilian Real,
Expiring 04/04/17	Morgan Stanley	BRL	707	226,000	225,534	466
Expiring 04/04/17	Morgan Stanley	BRL	15,568	4,808,444	4,968,252	(159,808)
Expiring 04/04/17	Morgan Stanley	BRL	2,189	687,834	698,438	(10,604)
Expiring 04/04/17	Morgan Stanley	BRL	2,176	704,535	694,351	10,184
Expiring 04/04/17	Morgan Stanley	BRL	2,005	630,000	639,842	(9,842)
Expiring 04/04/17	Morgan Stanley	BRL	1,938	626,000	618,491	7,509
Expiring 04/04/17	Morgan Stanley	BRL	1,928	626,000	615,291	10,709
Expiring 04/04/17	Morgan Stanley	BRL	1,925	626,000	614,434	11,566
Expiring 04/04/17	Morgan Stanley	BRL	3,994	1,264,000	1,274,645	(10,645)
Expiring 07/05/17	Morgan Stanley	BRL	16,801	5,264,626	5,249,597	15,029
British Pound,
Expiring 04/28/17	Morgan Stanley	GBP	13,698	16,810,304	17,173,985	(363,681)
Expiring 06/21/17	Morgan Stanley	GBP	516	633,313	647,811	(14,498)
Expiring 06/21/17	Morgan Stanley	GBP	512	629,427	642,788	(13,361)
Expiring 06/21/17	Morgan Stanley	GBP	510	631,519	640,277	(8,758)
Expiring 06/21/17	Morgan Stanley	GBP	510	631,064	640,278	(9,214)
Expiring 06/21/17	Morgan Stanley	GBP	500	624,373	627,724	(3,351)
Expiring 06/21/17	Morgan Stanley	GBP	1,672	2,037,609	2,098,600	(60,991)
Expiring 06/21/17	Morgan Stanley	GBP	516	632,337	647,810	(15,473)

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
British Pound (cont’d.),
Expiring 06/21/17	Morgan Stanley	GBP	516	$631,641	$647,811	$(16,170)
Expiring 06/21/17	Morgan Stanley	GBP	502	627,199	630,234	(3,035)
Expiring 06/21/17	Morgan Stanley	GBP	501	627,204	628,978	(1,774)
Expiring 06/21/17	Morgan Stanley	GBP	336	423,610	421,497	2,113
Expiring 06/21/17	Morgan Stanley	GBP	6,007	7,319,732	7,541,966	(222,234)
Expiring 06/21/17	Morgan Stanley	GBP	496	626,015	622,701	3,314
Canadian Dollar,
Expiring 05/17/17	Morgan Stanley	CAD	3,999	2,975,712	3,009,076	(33,364)
Expiring 06/21/17	Morgan Stanley	CAD	400	300,000	300,737	(737)
Expiring 06/21/17	Morgan Stanley	CAD	7,246	5,437,672	5,454,896	(17,224)
Expiring 06/21/17	Morgan Stanley	CAD	1,665	1,250,000	1,253,487	(3,487)
Expiring 06/21/17	Morgan Stanley	CAD	853	632,000	642,313	(10,313)
Expiring 06/21/17	Morgan Stanley	CAD	837	630,000	629,988	12
Expiring 06/21/17	Morgan Stanley	CAD	832	626,000	626,521	(521)
Expiring 06/21/17	Morgan Stanley	CAD	832	626,000	625,961	39
Expiring 06/21/17	Morgan Stanley	CAD	848	632,000	638,654	(6,654)
Chinese Renminbi,
Expiring 04/05/17	Morgan Stanley	CNH	6,165	866,566	896,776	(30,210)
Expiring 06/21/17	Morgan Stanley	CNH	6,038	875,000	872,967	2,033
Expiring 06/21/17	Morgan Stanley	CNH	4,330	626,000	626,030	(30)
Colombian Peso,
Expiring 04/10/17	Morgan Stanley	COP	1,630,148	543,836	566,224	(22,388)
Expiring 04/17/17	Morgan Stanley	COP	758,966	252,000	263,367	(11,367)
Euro,
Expiring 05/11/17	Morgan Stanley	EUR	1,166	1,247,714	1,245,927	1,787
Expiring 05/11/17	Morgan Stanley	EUR	14,813	15,799,620	15,832,440	(32,820)
Expiring 06/21/17	Morgan Stanley	EUR	1,455	1,557,843	1,558,037	(194)
Expiring 06/21/17	Morgan Stanley	EUR	575	627,503	615,868	11,635
Expiring 06/21/17	Morgan Stanley	EUR	574	627,129	614,797	12,332
Expiring 06/21/17	Morgan Stanley	EUR	13,371	14,340,352	14,321,505	18,847
Expiring 06/21/17	Morgan Stanley	EUR	1,746	1,889,160	1,870,098	19,062
Expiring 06/21/17	Morgan Stanley	EUR	4,117	4,400,256	4,409,109	(8,853)
Expiring 06/21/17	Morgan Stanley	EUR	583	628,833	624,437	4,396
Expiring 06/21/17	Morgan Stanley	EUR	574	627,531	614,797	12,734
Expiring 06/21/17	Morgan Stanley	EUR	582	629,631	623,366	6,265
Expiring 06/21/17	Morgan Stanley	EUR	573	627,103	613,727	13,376
Expiring 06/21/17	Morgan Stanley	EUR	577	625,601	618,011	7,590
Expiring 06/21/17	Morgan Stanley	EUR	1,773	1,939,454	1,899,134	40,320
Expiring 06/21/17	Morgan Stanley	EUR	581	629,217	622,295	6,922
Hong Kong Dollar,
Expiring 09/29/17	Morgan Stanley	HKD	8,641	1,115,923	1,115,304	619
Expiring 10/03/17	Morgan Stanley	HKD	21,969	2,835,558	2,835,590	(32)
Expiring 03/27/18	Morgan Stanley	HKD	17,561	2,270,576	2,269,979	597
Expiring 03/27/18	Morgan Stanley	HKD	14,457	1,869,000	1,868,738	262
Expiring 03/27/18	Morgan Stanley	HKD	6,455	834,360	834,372	(12)
Expiring 03/27/18	Morgan Stanley	HKD	10,307	1,332,820	1,332,369	451
Indian Rupee,
Expiring 04/03/17	Morgan Stanley	INR	42,395	631,828	652,610	(20,782)
Expiring 04/10/17	Morgan Stanley	INR	84,656	1,264,000	1,301,885	(37,885)
Expiring 04/10/17	Morgan Stanley	INR	42,306	632,000	650,604	(18,604)
Expiring 04/17/17	Morgan Stanley	INR	83,572	1,259,000	1,283,963	(24,963)
Expiring 07/14/17	Morgan Stanley	INR	85,675	1,308,490	1,300,704	7,786
Expiring 07/14/17	Morgan Stanley	INR	42,395	646,105	643,637	2,468
Expiring 07/14/17	Morgan Stanley	INR	17,813	261,871	270,427	(8,556)
Indonesian Rupiah,
Expiring 04/07/17	Morgan Stanley	IDR	9,597,870	714,040	719,728	(5,688)
Expiring 04/10/17	Morgan Stanley	IDR	17,304,512	1,290,000	1,297,222	(7,222)
Expiring 06/09/17	Morgan Stanley	IDR	9,597,870	716,312	714,623	1,689

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen,
Expiring 04/12/17	Morgan Stanley	JPY	216,017	$1,904,432	$1,941,274	$(36,842)
Expiring 04/12/17	Morgan Stanley	JPY	897,034	7,909,722	8,061,354	(151,632)
Expiring 04/17/17	Morgan Stanley	JPY	6,604,481	58,641,344	59,364,408	(723,064)
Expiring 06/19/17	Morgan Stanley	JPY	880,783	7,854,598	7,936,976	(82,378)
Expiring 06/21/17	Morgan Stanley	JPY	68,934	625,000	621,241	3,759
Expiring 06/21/17	Morgan Stanley	JPY	77,994	703,296	702,894	402
Expiring 06/21/17	Morgan Stanley	JPY	71,937	630,000	648,302	(18,302)
Expiring 06/21/17	Morgan Stanley	JPY	69,829	626,000	629,309	(3,309)
Expiring 06/21/17	Morgan Stanley	JPY	71,923	630,000	648,177	(18,177)
Expiring 06/21/17	Morgan Stanley	JPY	71,509	630,000	644,452	(14,452)
Expiring 06/21/17	Morgan Stanley	JPY	70,788	629,000	637,948	(8,948)
Expiring 06/21/17	Morgan Stanley	JPY	70,747	639,125	637,578	1,547
Expiring 06/21/17	Morgan Stanley	JPY	72,092	631,000	649,706	(18,706)
Expiring 06/21/17	Morgan Stanley	JPY	69,924	612,827	630,166	(17,339)
Expiring 06/21/17	Morgan Stanley	JPY	145,232	1,264,000	1,308,848	(44,848)
Expiring 06/21/17	Morgan Stanley	JPY	970,426	8,505,051	8,745,613	(240,562)
Expiring 06/21/17	Morgan Stanley	JPY	145,134	1,264,000	1,307,965	(43,965)
Expiring 06/21/17	Morgan Stanley	JPY	100,868	885,000	909,035	(24,035)
Expiring 06/21/17	Morgan Stanley	JPY	72,460	632,000	653,020	(21,020)
Expiring 06/21/17	Morgan Stanley	JPY	69,225	624,000	623,868	132
Malaysian Ringgit,
Expiring 05/08/17	Morgan Stanley	MYR	1,121	251,000	252,980	(1,980)
Mexican Peso,
Expiring 05/12/17	Morgan Stanley	MXN	20,894	1,064,640	1,108,619	(43,979)
Expiring 06/21/17	Morgan Stanley	MXN	12,599	632,000	664,390	(32,390)
Expiring 06/21/17	Morgan Stanley	MXN	12,589	632,000	663,892	(31,892)
Expiring 06/21/17	Morgan Stanley	MXN	12,144	626,000	640,423	(14,423)
Expiring 06/21/17	Morgan Stanley	MXN	11,813	623,000	622,936	64
Expiring 06/21/17	Morgan Stanley	MXN	4,816	250,000	253,991	(3,991)
Expiring 06/21/17	Morgan Stanley	MXN	18,132	940,000	956,171	(16,171)
Expiring 06/21/17	Morgan Stanley	MXN	12,458	630,000	656,958	(26,958)
Expiring 06/21/17	Morgan Stanley	MXN	12,221	630,000	644,499	(14,499)
Expiring 06/21/17	Morgan Stanley	MXN	11,879	623,000	626,431	(3,431)
Expiring 06/21/17	Morgan Stanley	MXN	4,774	250,000	251,746	(1,746)
Expiring 06/21/17	Morgan Stanley	MXN	3,783	189,931	199,496	(9,565)
New Taiwanese Dollar,
Expiring 04/05/17	Morgan Stanley	TWD	19,403	633,783	639,621	(5,838)
Expiring 04/13/17	Morgan Stanley	TWD	19,611	632,000	646,703	(14,703)
Expiring 04/20/17	Morgan Stanley	TWD	19,012	626,000	627,160	(1,160)
Expiring 04/20/17	Morgan Stanley	TWD	171,959	5,464,788	5,672,432	(207,644)
Expiring 04/28/17	Morgan Stanley	TWD	8,249	275,000	272,198	2,802
Expiring 04/28/17	Morgan Stanley	TWD	20,303	656,889	669,965	(13,076)
Expiring 06/02/17	Morgan Stanley	TWD	4,911	160,686	162,327	(1,641)
Expiring 06/16/17	Morgan Stanley	TWD	44,225	1,389,416	1,462,712	(73,296)
Expiring 06/16/17	Morgan Stanley	TWD	58,704	1,861,265	1,941,601	(80,336)
Expiring 06/16/17	Morgan Stanley	TWD	44,448	1,409,255	1,470,081	(60,826)
Expiring 06/20/17	Morgan Stanley	TWD	68,986	2,163,928	2,282,114	(118,186)
Expiring 06/20/17	Morgan Stanley	TWD	48,510	1,521,498	1,604,748	(83,250)
Expiring 07/11/17	Morgan Stanley	TWD	17,402	571,128	576,282	(5,154)
Expiring 07/11/17	Morgan Stanley	TWD	19,575	639,915	648,232	(8,317)
Expiring 08/17/17	Morgan Stanley	TWD	148,247	4,858,959	4,918,281	(59,322)
New Zealand Dollar,
Expiring 04/21/17	Morgan Stanley	NZD	2,559	1,844,786	1,792,900	51,886
Expiring 06/21/17	Morgan Stanley	NZD	1,819	1,258,748	1,272,420	(13,672)
Expiring 06/21/17	Morgan Stanley	NZD	912	627,784	637,958	(10,174)
Expiring 06/21/17	Morgan Stanley	NZD	910	630,149	636,560	(6,411)
Expiring 06/21/17	Morgan Stanley	NZD	2,674	1,874,046	1,870,506	3,540
Expiring 06/21/17	Morgan Stanley	NZD	908	627,174	635,161	(7,987)

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 06/21/17	Morgan Stanley	NZD	1,772	$1,246,999	$1,239,543	$7,456
Expiring 06/21/17	Morgan Stanley	NZD	1,108	762,526	774,794	(12,268)
Expiring 06/21/17	Morgan Stanley	NZD	889	622,758	621,870	888
Norwegian Krone,
Expiring 05/15/17	Morgan Stanley	NOK	8,487	998,796	988,925	9,871
Peruvian Nuevo Sol,
Expiring 04/06/17	Morgan Stanley	PEN	1,245	378,000	383,133	(5,133)
Expiring 04/06/17	Morgan Stanley	PEN	790	240,980	243,005	(2,025)
Expiring 06/22/17	Morgan Stanley	PEN	2,035	621,428	621,558	(130)
Polish Zloty,
Expiring 05/10/17	Morgan Stanley	PLN	1,908	483,303	480,925	2,378
Expiring 06/21/17	Morgan Stanley	PLN	2,443	625,000	615,483	9,517
Russian Ruble,
Expiring 05/15/17	Morgan Stanley	RUB	38,052	630,000	668,822	(38,822)
Expiring 05/15/17	Morgan Stanley	RUB	36,352	626,000	638,936	(12,936)
Expiring 05/15/17	Morgan Stanley	RUB	36,257	624,000	637,266	(13,266)
Expiring 05/15/17	Morgan Stanley	RUB	35,981	625,000	632,410	(7,410)
Expiring 05/15/17	Morgan Stanley	RUB	28,834	500,000	506,798	(6,798)
Expiring 05/15/17	Morgan Stanley	RUB	21,719	375,000	381,739	(6,739)
Expiring 05/15/17	Morgan Stanley	RUB	15,049	252,000	264,506	(12,506)
Expiring 05/15/17	Morgan Stanley	RUB	14,805	254,616	260,219	(5,603)
Expiring 05/15/17	Morgan Stanley	RUB	14,374	250,000	252,639	(2,639)
Expiring 05/15/17	Morgan Stanley	RUB	14,140	249,000	248,523	477
Expiring 05/15/17	Morgan Stanley	RUB	7,610	126,000	133,758	(7,758)
Singapore Dollar,
Expiring 06/21/17	Morgan Stanley	SGD	877	626,000	627,099	(1,099)
Expiring 06/21/17	Morgan Stanley	SGD	897	632,000	641,681	(9,681)
Expiring 06/21/17	Morgan Stanley	SGD	869	625,000	621,729	3,271
Expiring 06/21/17	Morgan Stanley	SGD	892	633,000	638,313	(5,313)
Expiring 06/21/17	Morgan Stanley	SGD	874	626,000	624,951	1,049
Expiring 06/21/17	Morgan Stanley	SGD	3,546	2,515,153	2,536,461	(21,308)
South African Rand,
Expiring 05/05/17	Morgan Stanley	ZAR	4,005	299,447	296,666	2,781
Expiring 05/05/17	Morgan Stanley	ZAR	7,797	589,459	577,645	11,814
Expiring 05/05/17	Morgan Stanley	ZAR	4,009	305,361	296,970	8,391
Expiring 06/21/17	Morgan Stanley	ZAR	3,296	249,000	242,127	6,873
Expiring 06/21/17	Morgan Stanley	ZAR	3,208	250,000	235,689	14,311
Expiring 06/21/17	Morgan Stanley	ZAR	3,414	253,000	250,833	2,167
Expiring 06/21/17	Morgan Stanley	ZAR	3,382	252,000	248,454	3,546
Expiring 06/21/17	Morgan Stanley	ZAR	3,292	251,000	241,826	9,174
Expiring 06/21/17	Morgan Stanley	ZAR	18,002	1,371,000	1,322,565	48,435
Expiring 06/21/17	Morgan Stanley	ZAR	6,440	501,000	473,127	27,873
Expiring 06/21/17	Morgan Stanley	ZAR	3,358	262,975	246,695	16,280
Expiring 06/21/17	Morgan Stanley	ZAR	6,423	501,000	471,902	29,098
Expiring 06/21/17	Morgan Stanley	ZAR	3,185	250,000	234,015	15,985
Expiring 06/21/17	Morgan Stanley	ZAR	3,185	250,000	233,994	16,006
Expiring 06/21/17	Morgan Stanley	ZAR	15,303	1,138,000	1,124,296	13,704
Expiring 06/21/17	Morgan Stanley	ZAR	6,743	506,000	495,369	10,631
Expiring 06/21/17	Morgan Stanley	ZAR	6,712	506,000	493,095	12,905
Expiring 06/21/17	Morgan Stanley	ZAR	6,513	500,000	478,477	21,523
Expiring 06/21/17	Morgan Stanley	ZAR	6,454	501,000	474,186	26,814
Expiring 06/21/17	Morgan Stanley	ZAR	3,411	253,000	250,602	2,398
Expiring 06/21/17	Morgan Stanley	ZAR	3,404	252,000	250,092	1,908
Expiring 06/21/17	Morgan Stanley	ZAR	3,227	251,000	237,102	13,898
South Korean Won,
Expiring 04/06/17	Morgan Stanley	KRW	1,880,707	1,683,864	1,681,891	1,973
Expiring 04/10/17	Morgan Stanley	KRW	1,678,238	1,500,396	1,500,906	(510)
Expiring 04/12/17	Morgan Stanley	KRW	5,862,011	5,157,996	5,242,739	(84,743)

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 04/13/17	Morgan Stanley	KRW	732,741	$632,000	$655,342	$(23,342)
Expiring 04/13/17	Morgan Stanley	KRW	733,365	632,000	655,900	(23,900)
Expiring 04/17/17	Morgan Stanley	KRW	723,599	631,000	647,200	(16,200)
Expiring 04/17/17	Morgan Stanley	KRW	1,040,369	910,400	930,525	(20,125)
Expiring 04/20/17	Morgan Stanley	KRW	700,050	626,000	626,162	(162)
Expiring 05/24/17	Morgan Stanley	KRW	2,711,346	2,360,504	2,426,108	(65,604)
Expiring 05/30/17	Morgan Stanley	KRW	5,421,835	4,736,054	4,851,754	(115,700)
Expiring 07/13/17	Morgan Stanley	KRW	1,934,746	1,692,899	1,732,347	(39,448)
Expiring 07/13/17	Morgan Stanley	KRW	2,099,352	1,849,812	1,879,732	(29,920)
Swedish Krona,
Expiring 05/15/17	Morgan Stanley	SEK	31,234	3,564,270	3,493,207	71,063
Expiring 06/21/17	Morgan Stanley	SEK	2,187	250,190	245,090	5,100
Expiring 06/21/17	Morgan Stanley	SEK	3,186	355,138	357,051	(1,913)
Swiss Franc,
Expiring 05/10/17	Morgan Stanley	CHF	245	246,779	244,688	2,091
Turkish Lira,
Expiring 06/21/17	Morgan Stanley	TRY	1,403	367,539	377,082	(9,543)
Expiring 06/21/17	Morgan Stanley	TRY	973	253,000	261,303	(8,303)
Expiring 06/21/17	Morgan Stanley	TRY	1,709	443,390	459,049	(15,659)
Expiring 06/21/17	Morgan Stanley	TRY	974	253,000	261,721	(8,721)
Expiring 06/21/17	Morgan Stanley	TRY	981	253,000	263,505	(10,505)
Expiring 06/21/17	Morgan Stanley	TRY	937	252,000	251,867	133

				$341,259,543	$344,974,873	(3,715,330)

						$(1,690,289)

Cross currency exchange contracts outstanding at March 31, 2017:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
06/21/17	Buy	AUD	592	JPY	49,596	$4,290	Morgan Stanley
06/21/17	Buy	AUD	819	NZD	889	3,070	Morgan Stanley
06/21/17	Buy	AUD	551	JPY	46,516	1,103	Morgan Stanley
06/21/17	Buy	AUD	817	NZD	888	2,037	Morgan Stanley
06/21/17	Buy	CAD	1,668	EUR	1,148	26,344	Morgan Stanley
06/21/17	Buy	CAD	833	AUD	820	1,914	Morgan Stanley
06/21/17	Buy	CAD	368	EUR	255	3,695	Morgan Stanley
06/21/17	Buy	CAD	402	GBP	242	(1,634)	Morgan Stanley
06/21/17	Buy	CHF	5,553	EUR	5,188	15,144	Morgan Stanley
06/21/17	Buy	CHF	1,280	EUR	1,196	3,386	Morgan Stanley
06/21/17	Buy	CHF	692	EUR	647	1,887	Morgan Stanley
04/28/17	Buy	CZK	19,737	EUR	734	(261)	Morgan Stanley
06/05/17	Buy	CZK	9,380	EUR	349	316	Morgan Stanley
06/05/17	Buy	CZK	8,567	EUR	319	3	Morgan Stanley
06/13/17	Buy	CZK	29,084	EUR	1,080	3,557	Morgan Stanley
06/21/17	Buy	CZK	17,091	EUR	634	3,180	Morgan Stanley
06/21/17	Buy	CZK	34,261	EUR	1,271	5,997	Morgan Stanley
06/21/17	Buy	CZK	16,996	EUR	634	(46)	Morgan Stanley
06/21/17	Buy	CZK	17,053	EUR	633	2,733	Morgan Stanley
07/03/17	Buy	CZK	31,274	EUR	1,167	(924)	Morgan Stanley
07/10/17	Buy	CZK	15,746	EUR	586	1,331	Morgan Stanley
09/20/17	Buy	CZK	44,555	EUR	1,667	(3,009)	Morgan Stanley
09/21/17	Buy	CZK	15,078	EUR	564	(1,038)	Morgan Stanley
10/03/17	Buy	CZK	15,720	EUR	584	3,546	Morgan Stanley
11/21/17	Buy	CZK	40,595	EUR	1,517	496	Morgan Stanley
11/21/17	Buy	CZK	17,362	EUR	649	107	Morgan Stanley

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Cross currency exchange contracts outstanding at March 31, 2017 (continued):

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts (cont’d.):
11/22/17	Buy	CZK	17,370	EUR	649	$565	Morgan Stanley
01/03/18	Buy	CZK	16,210	EUR	609	(2,603)	Morgan Stanley
01/03/18	Buy	CZK	16,595	EUR	622	(1,096)	Morgan Stanley
01/03/18	Buy	CZK	16,606	EUR	622	(654)	Morgan Stanley
01/03/18	Buy	CZK	16,978	EUR	636	(992)	Morgan Stanley
06/21/17	Buy	EUR	233	PLN	989	379	Morgan Stanley
06/21/17	Buy	EUR	254	CHF	271	(99)	Morgan Stanley
06/21/17	Buy	EUR	342	CHF	366	(457)	Morgan Stanley
06/21/17	Buy	EUR	861	NOK	7,841	8,196	Morgan Stanley
06/21/17	Buy	EUR	345	PLN	1,476	(2,529)	Morgan Stanley
06/21/17	Buy	EUR	580	GBP	501	(8,251)	Morgan Stanley
06/21/17	Buy	EUR	592	SEK	5,622	4,132	Morgan Stanley
06/21/17	Buy	EUR	592	CHF	634	(2,530)	Morgan Stanley
06/21/17	Buy	EUR	563	SEK	5,345	3,796	Morgan Stanley
06/21/17	Buy	EUR	1,133	JPY	136,154	(13,285)	Morgan Stanley
06/21/17	Buy	EUR	1,517	CZK	40,834	(4,735)	Morgan Stanley
06/21/17	Buy	EUR	282	PLN	1,199	(467)	Morgan Stanley
06/21/17	Buy	EUR	578	PLN	2,462	(1,231)	Morgan Stanley
06/21/17	Buy	EUR	589	PLN	2,495	2,092	Morgan Stanley
06/21/17	Buy	EUR	108	PLN	461	(499)	Morgan Stanley
06/21/17	Buy	EUR	582	PLN	2,504	(7,510)	Morgan Stanley
06/21/17	Buy	EUR	583	GBP	502	(5,802)	Morgan Stanley
06/21/17	Buy	EUR	590	HUF	182,004	933	Morgan Stanley
06/21/17	Buy	EUR	579	CAD	835	(8,428)	Morgan Stanley
06/21/17	Buy	EUR	587	SEK	5,565	5,095	Morgan Stanley
06/21/17	Buy	EUR	582	SEK	5,510	5,943	Morgan Stanley
06/21/17	Buy	EUR	582	NOK	5,316	3,693	Morgan Stanley
06/21/17	Buy	EUR	584	CAD	836	(3,597)	Morgan Stanley
06/21/17	Buy	EUR	580	GBP	507	(14,914)	Morgan Stanley
06/21/17	Buy	EUR	1,168	GBP	1,006	(12,508)	Morgan Stanley
06/21/17	Buy	EUR	126	CZK	3,354	500	Morgan Stanley
06/21/17	Buy	EUR	579	GBP	504	(12,391)	Morgan Stanley
06/21/17	Buy	EUR	581	JPY	70,704	(14,901)	Morgan Stanley
06/21/17	Buy	EUR	594	JPY	72,901	(20,775)	Morgan Stanley
06/21/17	Buy	EUR	647	CHF	692	(1,233)	Morgan Stanley
06/21/17	Buy	EUR	1,191	JPY	145,976	(39,905)	Morgan Stanley
06/21/17	Buy	EUR	578	CHF	618	(541)	Morgan Stanley
06/21/17	Buy	EUR	579	NOK	5,316	501	Morgan Stanley
06/21/17	Buy	EUR	582	HUF	179,847	(154)	Morgan Stanley
06/21/17	Buy	EUR	589	GBP	506	(4,656)	Morgan Stanley
06/21/17	Buy	EUR	591	CHF	635	(4,174)	Morgan Stanley
06/21/17	Buy	EUR	592	CHF	634	(1,667)	Morgan Stanley
06/21/17	Buy	EUR	620	NOK	5,563	15,769	Morgan Stanley
06/21/17	Buy	EUR	402	JPY	48,198	(4,180)	Morgan Stanley
06/21/17	Buy	EUR	751	GBP	660	(24,130)	Morgan Stanley
06/21/17	Buy	EUR	806	JPY	97,988	(19,899)	Morgan Stanley
06/21/17	Buy	EUR	824	JPY	101,016	(27,734)	Morgan Stanley
06/21/17	Buy	EUR	1,361	JPY	163,075	(12,468)	Morgan Stanley
06/21/17	Buy	EUR	1,586	JPY	192,148	(33,084)	Morgan Stanley
06/21/17	Buy	EUR	1,878	GBP	1,643	(51,414)	Morgan Stanley
06/21/17	Buy	GBP	1,034	EUR	1,178	36,051	Morgan Stanley
06/21/17	Buy	GBP	520	EUR	597	13,526	Morgan Stanley
06/21/17	Buy	GBP	504	EUR	577	14,102	Morgan Stanley
06/21/17	Buy	HUF	178,316	EUR	575	2,344	Morgan Stanley
06/21/17	Buy	HUF	226,045	EUR	725	6,693	Morgan Stanley

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Cross currency exchange contracts outstanding at March 31, 2017 (continued):

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts (cont’d.):
06/21/17	Buy	HUF	67,921	EUR	219	$955	Morgan Stanley
06/21/17	Buy	HUF	74,373	EUR	238	2,933	Morgan Stanley
06/21/17	Buy	HUF	185,388	EUR	598	2,227	Morgan Stanley
06/21/17	Buy	HUF	93,735	EUR	301	2,797	Morgan Stanley
06/21/17	Buy	HUF	184,819	EUR	591	8,141	Morgan Stanley
06/21/17	Buy	HUF	95,774	EUR	308	2,152	Morgan Stanley
06/21/17	Buy	NOK	5,392	EUR	599	(13,088)	Morgan Stanley
06/21/17	Buy	NOK	7,789	EUR	859	(12,034)	Morgan Stanley
06/21/17	Buy	NOK	62,155	EUR	6,923	(169,431)	Morgan Stanley
06/21/17	Buy	NOK	10,887	EUR	1,188	(3,322)	Morgan Stanley
06/21/17	Buy	NOK	5,327	EUR	580	(263)	Morgan Stanley
06/21/17	Buy	NOK	5,390	EUR	587	(452)	Morgan Stanley
06/21/17	Buy	NOK	5,397	EUR	587	404	Morgan Stanley
06/21/17	Buy	NOK	5,468	EUR	596	(928)	Morgan Stanley
06/21/17	Buy	NOK	7,074	EUR	774	(4,478)	Morgan Stanley
06/21/17	Buy	NOK	10,633	EUR	1,150	7,671	Morgan Stanley
06/21/17	Buy	NOK	2,169	SEK	2,251	508	Morgan Stanley
06/21/17	Buy	NOK	2,406	EUR	263	(1,441)	Morgan Stanley
06/21/17	Buy	NOK	10,882	EUR	1,195	(11,459)	Morgan Stanley
06/21/17	Buy	NOK	1,871	EUR	203	634	Morgan Stanley
06/21/17	Buy	NOK	5,351	EUR	580	2,567	Morgan Stanley
06/21/17	Buy	NOK	5,386	EUR	597	(11,654)	Morgan Stanley
06/21/17	Buy	NOK	10,701	EUR	1,190	(27,194)	Morgan Stanley
06/21/17	Buy	NZD	364	AUD	332	1,744	Morgan Stanley
06/21/17	Buy	PLN	1,202	EUR	282	1,322	Morgan Stanley
06/21/17	Buy	PLN	10,057	EUR	2,317	53,053	Morgan Stanley
06/21/17	Buy	PLN	1,556	EUR	359	7,701	Morgan Stanley
06/21/17	Buy	PLN	2,544	EUR	587	12,273	Morgan Stanley
06/21/17	Buy	PLN	4,960	EUR	1,156	11,759	Morgan Stanley
06/21/17	Buy	PLN	3,662	EUR	853	9,257	Morgan Stanley
06/21/17	Buy	SEK	37,723	EUR	3,958	(12,110)	Morgan Stanley
06/21/17	Buy	SEK	40,739	EUR	4,270	(8,808)	Morgan Stanley
06/21/17	Buy	SEK	9,662	EUR	1,014	(3,381)	Morgan Stanley
06/21/17	Buy	SEK	41,564	EUR	4,353	(4,441)	Morgan Stanley
06/21/17	Buy	SEK	4,242	EUR	444	(242)	Morgan Stanley
06/21/17	Buy	SEK	5,514	EUR	579	(2,266)	Morgan Stanley
06/21/17	Buy	SEK	5,517	EUR	580	(3,023)	Morgan Stanley
06/21/17	Buy	SEK	30,534	EUR	3,220	(27,425)	Morgan Stanley
06/21/17	Buy	SEK	37,753	EUR	3,971	(22,293)	Morgan Stanley

						$(375,594)

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Credit default swap agreements outstanding at March 31, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
People’s Republic of China	06/20/19	1.000%	38,800	0.298%	$(614,209)	$(188,309)	$(425,900)	JPMorgan Chase
People’s Republic of China	06/20/19	1.000%	3,510	0.298%	(55,564)	(23,826)	(31,738)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	2,250	0.298%	(35,618)	(34,628)	(990)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	1,890	0.298%	(29,919)	(12,495)	(17,424)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	1,690	0.298%	(26,753)	(10,953)	(15,800)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	1,550	0.298%	(24,537)	(16,840)	(7,697)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	1,370	0.298%	(21,687)	(17,809)	(3,878)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	930	0.298%	(14,722)	(6,077)	(8,645)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	900	0.298%	(14,247)	(5,781)	(8,466)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	720	0.298%	(11,398)	(5,063)	(6,335)	JPMorgan Chase
People’s Republic of China	06/20/19	1.000%	690	0.298%	(10,916)	(6,745)	(4,171)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	350	0.298%	(5,540)	(2,137)	(3,403)	Bank of America
People’s Republic of China	06/20/19	1.000%	150	0.298%	(2,374)	(1,018)	(1,356)	Bank of America
People’s Republic of China	06/20/19	1.000%	150	0.298%	(2,374)	(945)	(1,429)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000%	750	0.647%	(11,024)	681	(11,705)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%	680	0.647%	(9,994)	(153)	(9,841)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%	580	0.647%	(8,525)	2,105	(10,630)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000%	410	0.647%	(6,026)	1,535	(7,561)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%	350	0.647%	(5,144)	(642)	(4,502)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%	260	0.647%	(3,821)	419	(4,240)	Barclays Capital Group
People’s Republic of China	06/20/21	1.000%	230	0.647%	(3,380)	502	(3,882)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000%	200	0.647%	(2,940)	(135)	(2,805)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000%	140	0.647%	(2,057)	306	(2,363)	Citigroup Global Markets
People’s Republic of China	12/20/21	1.000%	410	0.747%	(4,816)	(1,571)	(3,245)	Barclays Capital Group
People’s Republic of China	12/20/21	1.000%	170	0.747%	(1,997)	1,111	(3,108)	Deutsche Bank AG
People’s Republic of China	12/20/21	1.000%	40	0.747%	(470)	158	(628)	Barclays Capital Group

					$(930,052)	$(328,310)	$(601,742)

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Credit default swap agreements outstanding at March 31, 2017 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.EM.27.V1	06/20/22	1.000%	30,120	$1,636,885	$1,581,876	$(55,009)
CDX.NA.HY.28.V1	06/20/22	5.000%	26,000	(1,806,481)	(1,879,198)	(72,717)

				$(169,596)	$(297,322)	$(127,726)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at March 31, 2017:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
AUD	22,680	06/21/22	2.750%	6 Month BBSW(2)	$90,597	$138,193	$47,596
AUD	10,370	12/15/26	3.500%	6 Month BBSW(2)	4,446	25,200	20,754
CAD	78,760	03/15/19	1.000%	3 Month CDOR(2)	(220,576)	(119,117)	101,459
CAD	5,570	06/21/22	1.000%	3 Month CDOR(2)	(114,102)	(104,887)	9,215
CAD	880	12/15/26	2.500%	3 Month CDOR(2)	(3,670)	4,595	8,265
CAD	6,610	06/21/27	1.250%	3 Month CDOR(2)	(361,457)	(328,709)	32,748
CHF	29,580	03/29/19	(0.554)%	6 Month CHF LIBOR(2)	2,768	9,596	6,828
EUR	200,080	03/14/19	0.030%	6 Month EURIBOR(2)	52,867	202,071	149,204
EUR	117,530	03/14/19	0.010%	6 Month EURIBOR(2)	(6,494)	93,483	99,977
EUR	59,400	03/14/19	(0.184)%	1 Day EONIA(2)	(7,564)	26,158	33,722
EUR	9,790	03/15/19	1.125%	Eurostat Eurozone HICP Ex Tobacco(2)	26,752	37,131	10,379
EUR	131,710	03/28/19	(0.162)%	1 Day EONIA(2)	12,866	84,861	71,995
EUR	73,580	02/11/21	0.250%	6 Month EURIBOR(2)	16,954	1,264	(15,690)

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest rate swap agreements outstanding at March 31, 2017 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
EUR	9,500	03/15/22	1.205%	Eurostat Eurozone HICP Ex Tobacco(1)	$(24,828)	$(55,432)	$(30,604)
EUR	44,060	06/21/22	0.000%	6 Month EURIBOR(2)	(789,704)	(557,521)	232,183
EUR	23,070	03/25/24	0.910%	6 Month EURIBOR(1)	(10,273)	(128,357)	(118,084)
EUR	730	06/21/24	0.000%	6 Month EURIBOR(1)	25,928	26,200	272
EUR	40,950	02/15/26	0.700%	6 Month EURIBOR(2)	(93,185)	97,921	191,106
EUR	28,730	01/12/27	1.330%	6 Month EURIBOR(2)	(216,216)	1,646	217,862
EUR	4,160	06/15/27	1.750%	6 Month EURIBOR(2)	43,641	71,393	27,752
EUR	8,980	06/21/27	0.500%	6 Month EURIBOR(2)	(341,778)	(300,230)	41,548
GBP	26,030	03/11/21	1.000%	6 Month GBP LIBOR(1)	(5,641)	(45,050)	(39,409)
GBP	9,210	12/15/26	2.250%	6 Month GBP LIBOR(1)	(354,621)	(403,071)	(48,450)
GBP	2,520	03/15/27	3.530%	U.K. Retail Prices Index(1)	(14,394)	(12,439)	1,955
GBP	24,910	03/16/27	1.600%	6 Month GBP LIBOR(2)	(70,660)	75,478	146,138
GBP	20,240	06/21/27	0.750%	6 Month GBP LIBOR(1)	1,171,649	1,159,360	(12,289)
GBP	22,380	01/12/32	1.940%	6 Month GBP LIBOR(1)	192,339	(169,140)	(361,479)
GBP	2,290	03/15/32	3.610%	U.K. Retail Prices Index(2)	29,267	33,333	4,066
GBP	9,700	06/21/32	1.000%	6 Month GBP LIBOR(1)	772,665	686,330	(86,335)
GBP	17,650	03/17/37	1.750%	6 Month GBP LIBOR(1)	131,145	(38,355)	(169,500)
GBP	1,410	06/16/37	2.000%	6 Month GBP LIBOR(1)	(43,996)	(40,987)	3,009
GBP	1,830	03/15/42	3.620%	U.K. Retail Prices Index(2)	62,643	77,236	14,593
GBP	1,680	03/15/47	3.538%	U.K. Retail Prices Index(1)	(53,264)	(73,516)	(20,252)
GBP	860	06/17/47	1.500%	6 Month GBP LIBOR(1)	(12,156)	(12,237)	(81)
GBP	4,690	06/21/47	1.000%	6 Month GBP LIBOR(1)	706,117	628,261	(77,856)
JPY	582,850	06/22/37	0.750%	6 Month JPY LIBOR(1)	(23,264)	(42,089)	(18,825)
JPY	101,410	06/17/47	1.500%	6 Month JPY LIBOR(2)	11,072	22,752	11,680
NOK	9,850	06/16/26	2.500%	6 Month NIBOR(2)	(1,786)	10,472	12,258
NZD	15,360	03/15/22	3.000%	3 Month New Zealand Bank Bill(2)	59,626	48,560	(11,066)
NZD	5,580	12/15/26	2.750%	3 Month New Zealand Bank Bill(2)	(209,690)	(199,129)	10,561
PLN	3,610	06/17/19	3.048%	6 Month WIBOR(2)	18,300	39,078	20,778
PLN	3,610	06/17/19	3.045%	6 Month WIBOR(1)	—	(39,010)	(39,010)
PLN	33,430	06/21/19	2.123%	6 Month WIBOR(2)	3,300	28,157	24,857
PLN	1,825	09/21/20	2.018%	6 Month WIBOR(2)	—	2,706	2,706
PLN	14,280	09/21/21	1.771%	6 Month WIBOR(2)	(30,502)	(47,662)	(17,160)

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest rate swap agreements outstanding at March 31, 2017 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
SEK	200,100	06/15/18	0.050%	3 Month STIBOR(2)	$204,949	$132,636	$(72,313)
SEK	159,010	09/15/18	(0.330)%	3 Month STIBOR(2)	3,727	502	(3,225)
SEK	22,120	06/21/22	0.500%	3 Month STIBOR(1)	(824)	(11,278)	(10,454)
SEK	44,650	06/21/27	1.250%	3 Month STIBOR(1)	10,230	(39,834)	(50,064)
	37,400	06/21/19	1.250%	3 Month LIBOR(1)	401,977	351,378	(50,599)
	38,120	12/19/19	2.250%	3 Month LIBOR(2)	296	42,738	42,442
	196,620	12/20/19	2.250%	3 Month LIBOR(2)	148,179	218,828	70,649
	47,350	02/11/21	2.250%	3 Month LIBOR(1)	85,361	5,113	(80,248)
	75,930	06/21/22	1.250%	3 Month LIBOR(1)	3,451,176	3,149,242	(301,934)
	8,650	12/19/23	2.600%	3 Month LIBOR(1)	2,140	(65,904)	(68,044)
	3,100	12/15/26	2.500%	3 Month LIBOR(2)	(40,113)	(32,616)	7,497
	14,200	06/21/27	1.500%	3 Month LIBOR(2)	(1,296,881)	(1,194,425)	102,456
	27,830	12/20/28	2.790%	3 Month LIBOR(1)	(216,529)	(371,319)	(154,790)
	4,850	06/21/47	1.750%	3 Month LIBOR(2)	(1,025,611)	(971,800)	53,811
ZAR	61,890	09/20/19	7.350%	3 Month JIBAR(2)	—	(3,069)	(3,069)
ZAR	12,040	12/08/26	9.120%	3 Month JIBAR(1)	—	(8,185)	(8,185)
ZAR	12,960	01/11/27	8.840%	3 Month JIBAR(1)	—	(741)	(741)
ZAR	10,480	01/19/27	8.780%	3 Month JIBAR(1)	—	809	809
ZAR	10,430	01/25/27	8.830%	3 Month JIBAR(1)	—	(209)	(209)
ZAR	12,260	02/15/27	8.650%	3 Month JIBAR(1)	—	4,582	4,582

					$2,153,198	$2,120,945	$(32,253)

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
BRL	2,620	01/04/21	11.990%	Brazil Interbank Overnight Lending Rate(1)	$(38,544)	$—	$(38,544)	Citigroup Global Markets
BRL	2,620	01/04/21	11.980%	Brazil Interbank Overnight Lending Rate(2)	41,643	—	41,643	JPMorgan Chase
BRL	2,010	01/02/23	10.690%	Brazil Interbank Overnight Lending Rate(1)	(16,420)	—	(16,420)	JPMorgan Chase
KRW	3,156,620	10/06/17	2.239%	3 Month KWCDC(2)	16,231	—	16,231	Citigroup Global Markets
KRW	2,438,940	10/13/17	2.248%	3 Month KWCDC(2)	12,692	2	12,690	Deutsche Bank AG
KRW	2,036,710	10/28/17	2.173%	3 Month KWCDC(2)	9,778	—	9,778	Citigroup Global Markets
KRW	5,029,550	11/04/17	2.060%	3 Month KWCDC(2)	20,386	—	20,386	Bank of America
KRW	2,113,920	11/07/17	2.034%	3 Month KWCDC(2)	7,980	—	7,980	Barclays Capital Group

					$53,746	$2	$53,744

Cash of $5,729,153 has been segregated with Morgan Stanley to cover requirements for open centrally cleared credit default and interest rate swaps contracts at March 31, 2017.

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2017:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Citigroup Global Markets	08/17/17	12,975	Pay or receive amounts based on market value fluctuation of Egypt Treasury Bill	$671,834	$668,771	$3,063

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (cont’d.):
Citigroup Global Markets	02/08/18	11,850	Pay or receive amounts based on market value fluctuation of Egypt Treasury Bill	$565,737	$567,366	$(1,629)

				$1,237,571	$1,236,137	$1,434

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$40,367,074	$—
Non-Residential Mortgage-Backed Securities	—	30,907,618	2,700,000
Residential Mortgage-Backed Securities	—	5,834,694	—
Bank Loans	—	2,972,380	2,150,367
Commercial Mortgage-Backed Securities	—	1,845,331	—
Convertible Bonds	—	323,876	—
Corporate Bonds	—	18,735,432	—
Foreign Government Bonds	—	18,207,335	—
Municipal Bonds	—	4,610,249	—
Residential Mortgage-Backed Securities	—	30,894,991	5,924,073
U.S. Government Agency Obligations	—	14,196,635	—
U.S. Treasury Obligations	—	28,642,657	—
Common Stock	2,674,995	—	—
Affiliated Mutual Funds	26,452,231	—	—
Foreign Treasury Obligations	—	69,352,697	—
U.S. Government Agency Obligation – Short	—	(1,129,687)	—
Other Financial Instruments*
Futures Contracts	454,327	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(1,690,289)	—
OTC Cross Currency Exchange Contracts	—	(375,594)	—
Centrally Cleared Credit Default Swap Agreements	—	(127,726)	—
OTC Credit Default Swap Agreements	—	(930,052)	—
Centrally Cleared Interest Rate Swap Agreements	—	(32,253)	—
OTC Interest Rate Swap Agreements	—	53,746	—
OTC Total Return Swap Agreements	—	1,237,571	—

Total	$29,581,553	$263,896,685	$10,774,440

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities Non-Residential Mortgage-Backed Securities	Bank Loans	Residential Mortgage-Backed Securities
Balance as of 12/31/16	$—	$1,005,116	$9,069,212
Change in unrealized appreciation (depreciation)**	—	22,382	51,198
Purchases/Exchanges/Issuances	2,700,000	732,194	1,150,000
Sales/Paydowns	—	—	(1,150,000)
Accrued discount/premium	—	737	3,662
Transfers into of Level 3	—	389,938	—
Transfers out of Level 3	—	—	(3,199,999)

Balance as of 03/31/17	$2,700,000	$2,150,367	$5,924,073

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Of which, $73,582 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of March 31, 2017	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Asset-Backed Securities
Non-Residential
Mortgage-Backed			Single Broker
Securities	$2,700,000	Market Approach	Indicative Quote	$100
			Single Broker
Bank Loans	1,066,303	Market Approach	Indicative Quote	$97.00 - 101.12 ($99.49)
			Unadjusted Last
Bank Loans	359,065	Stale Pricing	Trade Price	$100
			Unadjusted
Bank Loans	724,999	Pricing at Cost	Purchase Price	$100
Residential
Mortgage-Backed			Single Broker
Securities	5,924,073	Market Approach	Indicative Quote	$100.00-$104.25 ($101.27)

	$10,774,440

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Residential Mortgage-Backed Securities	$3,199,999	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Bank Loans	$ 389,937	L2 to L3	Multiple Broker Quotes to Single Broker Indicative Quote

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Credit contracts	$(1,057,778)
Foreign exchange contracts	(2,065,883)
Interest rate contracts	1,713,391

Total	$(1,410,270)

AST GOVERNMENT MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

			Principal Amount (000)#	Value
REPURCHASE AGREEMENT(m) — 0.2%
TD Securities (USA) LLC, 0.820%, dated 03/31/17,due 04/03/17 in the amount of $1,950,133			1,950	$1,950,000

	Interest Rate	Maturity Date
U.S. GOVERNMENT AGENCY OBLIGATIONS — 90.8%
Federal Farm Credit Bank(n)	0.510%	04/07/17	11,000	10,999,377
Federal Farm Credit Bank(n)	0.761%	05/19/17	15,000	14,985,433
Federal Farm Credit Bank	0.918%(c)	08/10/17	3,000	2,999,154
Federal Farm Credit Bank	0.921%(c)	07/14/17	6,840	6,842,725
Federal Farm Credit Bank	0.952%(c)	10/25/17	16,000	16,000,000
Federal Farm Credit Bank	0.958%(c)	04/20/18	10,000	9,999,446
Federal Farm Credit Bank	1.007%(c)	07/26/17	7,000	7,004,719
Federal Farm Credit Bank	1.053%(c)	09/28/17	18,000	17,999,102
Federal Home Loan Bank(n)	0.499%	04/28/17	2,000	1,999,308
Federal Home Loan Bank(n)	0.520%	04/05/17	40,000	39,998,843
Federal Home Loan Bank(n)	0.520%	04/10/17	13,000	12,998,686
Federal Home Loan Bank(n)	0.520%	04/10/17	13,000	12,998,686
Federal Home Loan Bank(n)	0.520%	04/11/17	13,000	12,998,498
Federal Home Loan Bank(n)	0.521%	04/12/17	13,000	12,998,310
Federal Home Loan Bank(n)	0.528%	04/03/17	20,000	20,000,000
Federal Home Loan Bank(n)	0.530%	04/05/17	16,000	15,999,529
Federal Home Loan Bank(n)	0.530%	04/05/17	5,000	4,999,853
Federal Home Loan Bank(n)	0.530%	04/11/17	9,000	8,998,940
Federal Home Loan Bank(n)	0.530%	04/26/17	9,000	8,996,953
Federal Home Loan Bank(n)	0.531%	04/03/17	6,000	6,000,000
Federal Home Loan Bank(n)	0.531%	04/04/17	10,000	9,999,853
Federal Home Loan Bank(n)	0.531%	04/06/17	11,000	10,999,514
Federal Home Loan Bank(n)	0.531%	04/10/17	19,000	18,998,042
Federal Home Loan Bank(n)	0.531%	04/17/17	12,000	11,997,527
Federal Home Loan Bank(n)	0.533%	04/07/17	20,000	19,998,816
Federal Home Loan Bank(n)	0.533%	04/12/17	12,000	11,998,403
Federal Home Loan Bank(n)	0.535%	04/12/17	1,000	999,866
Federal Home Loan Bank(n)	0.536%	04/11/17	12,000	11,998,573
Federal Home Loan Bank(n)	0.536%	04/12/17	12,000	11,998,395
Federal Home Loan Bank(n)	0.536%	04/19/17	13,000	12,996,909
Federal Home Loan Bank(n)	0.541%	05/01/17	10,000	9,995,800
Federal Home Loan Bank(n)	0.546%	04/07/17	5,750	5,749,661
Federal Home Loan Bank(n)	0.546%	05/05/17	19,000	18,990,796
Federal Home Loan Bank(n)	0.546%	05/10/17	4,000	3,997,759
Federal Home Loan Bank(n)	0.547%	04/21/17	14,000	13,996,178
Federal Home Loan Bank(n)	0.550%	04/28/17	19,000	18,992,756
Federal Home Loan Bank(n)	0.551%	04/26/17	10,850	10,846,187
Federal Home Loan Bank(n)	0.556%	05/19/17	19,000	18,986,526
Federal Home Loan Bank	0.578%(c)	04/24/17	13,500	13,500,000
Federal Home Loan Bank(n)	0.641%	07/21/17	14,000	13,972,914
Federal Home Loan Bank(n)	0.641%	07/26/17	14,000	13,971,671
Federal Home Loan Bank(n)	0.652%	08/01/17	10,000	9,978,333
Federal Home Loan Bank(n)	0.699%	04/28/17	22,000	21,989,336
Federal Home Loan Bank(n)	0.745%	04/19/17	14,845	14,840,052
Federal Home Loan Bank(n)	0.750%	04/17/17	12,000	11,996,500
Federal Home Loan Bank(n)	0.766%	05/19/17	11,000	10,989,248
Federal Home Loan Bank(n)	0.787%	06/21/17	10,000	9,982,774
Federal Home Loan Bank(n)	0.787%	06/23/17	12,000	11,978,805
Federal Home Loan Bank(n)	0.802%	07/12/17	11,000	10,975,556
Federal Home Loan Bank	0.813%(c)	01/02/18	18,000	17,999,999
Federal Home Loan Bank	0.862%(c)	12/08/17	6,000	5,999,794
Federal Home Loan Bank	0.889%(c)	02/15/18	5,000	5,000,000

AST GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Bank	0.892%(c)	05/16/17	5,000	$4,999,832
Federal Home Loan Bank	0.898%(c)	02/08/18	9,000	9,000,000
Federal Home Loan Bank	0.932%(c)	03/29/18	7,000	7,000,000
Federal Home Loan Bank	0.968%(c)	08/28/17	4,000	4,000,000
Federal Home Loan Bank	0.968%(c)	10/25/17	5,000	4,999,999
Federal Home Loan Bank	1.004%(c)	08/01/17	8,000	8,000,000
Federal Home Loan Bank	1.027%(c)	08/21/17	2,000	1,999,923
Federal Home Loan Bank	1.037%(c)	12/07/17	5,500	5,500,000
Federal Home Loan Bank	1.105%(c)	09/11/17	3,000	2,999,934
Federal Home Loan Bank	1.116%(c)	12/22/17	5,500	5,500,000
Federal Home Loan Mortgage Corp.(n)	0.500%	04/05/17	19,000	18,999,472
Federal Home Loan Mortgage Corp.	0.638%(c)	10/12/17	12,000	12,000,000
Federal Home Loan Mortgage Corp.	0.687%(c)	05/08/17	13,000	13,000,000
Federal Home Loan Mortgage Corp.(n)	0.771%	06/21/17	11,000	10,981,413
Federal Home Loan Mortgage Corp.	0.979%(c)	01/08/18	8,000	8,000,000
Federal Home Loan Mortgage Corp.	0.983%(c)	04/20/17	12,000	11,999,915
Federal Home Loan Mortgage Corp.	1.022%(c)	04/27/17	5,000	4,999,933
Federal National Mortgage Assoc.(n)	0.500%	04/05/17	29,000	28,999,194
Federal National Mortgage Assoc.(n)	0.510%	04/12/17	6,000	5,999,235
Federal National Mortgage Assoc.(n)	0.521%	04/26/17	19,000	18,993,688
Federal National Mortgage Assoc.(n)	0.531%	05/10/17	5,000	4,997,276
Federal National Mortgage Assoc.(n)	0.611%	04/26/17	14,000	13,994,544
Federal National Mortgage Assoc.(n)	0.735%	04/12/17	27,000	26,995,039
Federal National Mortgage Assoc.(n)	0.750%	04/17/17	12,000	11,996,500
Federal National Mortgage Assoc.	0.985%(c)	01/11/18	10,000	10,000,000

				898,490,002

U.S. TREASURY OBLIGATIONS — 10.8%
U.S. Treasury Bills(n)	0.532%	04/20/17	24,000	23,993,982
U.S. Treasury Bills(n)	0.741%	04/20/17	23,000	22,991,952
U.S. Treasury Bills(n)	0.742%	04/20/17	4,000	3,998,598
U.S. Treasury Bills(n)	0.747%	04/20/17	3,000	2,998,942
U.S. Treasury Bills(n)	0.750%	04/20/17	17,000	16,993,979
U.S. Treasury Bills(n)	0.758%	04/27/17	5,000	4,997,475
U.S. Treasury Bills(n)	0.759%	04/13/17	10,000	9,997,892
U.S. Treasury Bills(n)	0.761%	04/27/17	5,000	4,997,467
U.S. Treasury Bills(n)	0.778%	04/27/17	5,000	4,997,408
U.S. Treasury Bills(n)	0.782%	06/29/17	11,000	10,979,252

				106,946,947

TOTAL INVESTMENTS — 101.8% (amortized cost $1,007,386,949)				1,007,386,949
Liabilities in excess of other assets — (1.8)%				(18,038,352)

NET ASSETS — 100.0%				$989,348,597

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.
(m)	Repurchase agreement is collateralized by a U.S. Treasury Security (coupon rate 3%, maturity date 11/15/45), with the aggregate value, including accrued interest, of $1,989,039.
(n)	Rate quoted represents yield to maturity as of purchase date.

AST GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Repurchase Agreement	$—	$1,950,000	$—
U.S. Government Agency Obligations	—	898,490,002	—
U.S. Treasury Obligations	—	106,946,947	—

Total	$—	$1,007,386,949	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 95.7%

BANK LOANS(c) — 2.3%

Biotechnology — 0.0%
Concordia Healthcare Corp., Initial Dollar Term loan	5.250%	10/21/21	817	$571,325

Commercial Services — 0.1%
Ancestry.com Holdings LLC, Term Loan (Second Lien)	9.270%	10/18/24	1,200	1,229,500
Syniverse Holdings, Inc., Tranche Term Loan B	4.147%	04/23/19	503	462,647

				1,692,147

Cosmetics/Personal Care — 0.0%
Revlon Consumer Products Corp., Initial Term Loan B	4.482%	09/07/23	412	411,883

Diversified Financial Services — 0.2%
Gulf Finance LLC, Tranche Term Loan B	6.250%	07/27/23	1,836	1,826,465

Electronics — 0.0%
SIG Combibloc Holdings S.C.A., Initial Dollar Term Loan	4.000%	03/11/22	479	481,107

Energy-Alternate Sources — 0.1%
Drillships Ocean Ventures, Inc., Term Loan	5.563%	07/08/21	207	186,215
Floatel International Ltd., Initial Term Loan^	6.000%	06/27/20	525	433,150

				619,365

Entertainment — 0.1%
CCM Merger, Inc., Term Loan^	4.232%	08/06/21	605	608,088
Scientific Games International, Inc., Term Loan B-3	4.846%	10/18/20	190	192,476
Scientific Games International, Inc., Term Loan B-3	4.943%	10/18/20	1	1,177

				801,741

Foods — 0.1%
Moran Foods LLC, Term Loan	7.000%	11/29/23	1,147	1,142,465

Internet Software & Services — 0.0%
Genesys Telecom Holdings U.S., Inc., Tranche Dollar Term Loan B-1	5.000%	11/17/23	219	220,095

Leisure Time — 0.1%
Delta 2 Lux Sarl, Facility Term Loan (Second Lien)	8.068%	07/30/21	455	454,594
Delta 2 Lux Sarl, Facility Term Loan B-3	4.568%	07/29/22	650	649,420
Graton Economic Development Authority,
Incremental Term Loan B	4.750%	09/09/22	326	327,342
Intrawest Operations Group LLC, Initial Term Loan	4.482%	12/09/20	166	167,248

				1,598,604

Machinery-Construction & Mining — 0.0%
Vertiv Group Corp., Term Loan B	5.000%	09/26/23	109	110,068
Vertiv Group Corp., Term Loan B	5.039%	09/26/23	376	379,243

				489,311

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)

Media — 0.2%
iHeartCommunications, Inc., Tranche Term Loan D	7.732%	01/30/19	1,563	$1,341,491
iHeartCommunications, Inc., Tranche Term Loan E	8.482%	07/30/19	797	679,281
Vertis, Inc., Term Loan^(g)(i)	14.000%	12/20/15(d)	1,758	—

				2,020,772

Miscellaneous Manufacturing — 0.0%
Viskase Cos., Inc., Initial Term Loan^	4.397%	01/30/21	567	545,274

Oil & Gas — 0.4%
Alon USA Partners LP, Tranche Term Loan B^	9.250%	11/26/18	197	196,820
California Resources Corp., Term Loan^	11.375%	12/31/21	1,060	1,166,440
Chesapeake Energy Corp., Term Loan (Class A)	8.553%	08/15/21	1,556	1,649,057
MEG Energy Corp., Initial term Loan	4.540%	01/17/23	924	923,165
Western Refining, Inc., 2016 Incremental Term Loan	5.500%	06/23/23	490	490,050

				4,425,532

Packaging & Containers — 0.0%
Berry Plastics Corp., Term Loan I	3.482%	09/16/22	183	183,254

Real Estate — 0.1%
Lightstone Holding Co., Refinancing Term Loan B	5.656%	01/30/24	565	568,467
Lightstone Holding Co., Refinancing Term Loan C	5.656%	01/30/24	35	34,983

				603,450

Retail — 0.1%
J.Crew Group, Inc., Initial Term Loan	4.000%	02/28/21	1,410	856,715
Landry’s, Inc., Term Loan B	4.039%	09/22/23	317	318,897
Landry’s, Inc., Term Loan B	4.230%	09/22/23	7	7,533

				1,183,145

Semiconductors & Semiconductor Equipment — 0.1%
Micro Holding LP, Closing Date Term Loan B	3.226%	12/16/22	339	340,455
ON Semiconductor Corp., 2016 New Replcement Term Loan	4.031%	03/03/23	315	316,730

				657,185

Software — 0.1%
Dell Software Group, Term Loan	7.000%	09/15/22	339	343,247
First Data Corp., 2022 Dollar Term Loan	3.984%	07/10/22	675	672,634
SolarWinds Holdings, Inc., Term Loan	5.500%	01/29/23	99	99,226

				1,115,107

Technology — 0.4%
Evergreen Skills Lux Sarl, Initial Term Loan (Second Lien)	9.250%	04/28/22	4,225	2,915,249
Kronos, Inc., Initial Term Loan (Second Lien)	9.250%	11/01/24	1,325	1,363,922

				4,279,171

Telecommunications — 0.2%
Avaya, Inc., Facility Term Loan	8.500%	01/19/18	350	359,516
Avaya, Inc., Replacement Term Loan B-6	6.532%	03/31/18	365	288,076

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)

Telecommunications (cont’d.)
Avaya, Inc., Term Loan B-3	5.537%	10/26/17	330	$259,793
Avaya, Inc., Term Loan B-7	6.282%	10/26/17	931	732,540
Cincinnati Bell, Inc., Tranche Term Loan B	4.000%	08/09/20	73	73,347
Cincinnati Bell, Inc., Tranche Term Loan B	4.000%	09/10/20	137	137,226
Consolidated Communications, Inc., Term Loan	4.000%	10/05/23	304	305,520

				2,156,018

Transportation — 0.0%
XPO Logistics, Inc., Refinanced Term Loan B	2.250%	10/31/21	388	389,710

TOTAL BANK LOANS (cost $30,998,085)				27,413,126

CORPORATE BONDS — 92.8%

Advertising — 0.3%
Acosta, Inc., Sr. Unsec’d. Notes, 144A(a)	7.750%	10/01/22	3,175	2,695,575
Lamar Media Corp., Gtd. Notes	5.375%	01/15/24	67	69,178
Lamar Media Corp., Gtd. Notes	5.750%	02/01/26	383	409,810
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes	5.625%	02/15/24	725	757,625

				3,932,188

Aerospace & Defense — 0.8%
Arconic, Inc., Sr. Unsec’d. Notes	5.125%	10/01/24	1,735	1,792,254
Arconic, Inc., Sr. Unsec’d. Notes	5.400%	04/15/21	962	1,022,895
Arconic, Inc., Sr. Unsec’d. Notes	6.750%	01/15/28	683	749,166
Orbital ATK, Inc., Gtd. Notes	5.250%	10/01/21	425	439,344
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000%	07/15/23	1,025	1,099,313
TransDigm, Inc., Gtd. Notes(a)	6.000%	07/15/22	703	712,209
TransDigm, Inc., Gtd. Notes	6.375%	06/15/26	826	826,487
TransDigm, Inc., Gtd. Notes(a)	6.500%	07/15/24	1,675	1,698,031
TransDigm, Inc., Gtd. Notes, 144A	6.500%	05/15/25	367	370,211
Triumph Group, Inc., Gtd. Notes(a)	4.875%	04/01/21	572	551,980

				9,261,890

Agriculture — 0.1%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125%	02/01/25	1,025	1,046,781

Airlines — 0.3%
UAL 2007-1 Pass-Through Trust, Pass-Through Certificates(a)	6.636%	01/02/24	404	437,341
United Continental Holdings, Inc., Gtd. Notes(a)	5.000%	02/01/24	1,393	1,387,776
US Airways 2012-2 Class B Pass-Through Trust, Pass-Through Certificates	6.750%	12/03/22	432	467,500
US Airways 2013-1 Class B Pass-Through Trust, Pass-Through Certificates	5.375%	05/15/23	1,351	1,410,460

				3,703,077

Auto Manufacturers — 0.4%
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes(a)	5.250%	04/15/23	2,825	2,905,513
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	5.625%	02/01/23	400	416,000
Navistar International Corp., Gtd. Notes	8.250%	11/01/21	1,325	1,324,987

				4,646,500

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Parts & Equipment — 1.7%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875%	08/15/26	1,325	$1,300,156
Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A	5.000%	10/01/24	1,425	1,439,249
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.250%	03/15/21	1,125	1,155,938
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.625%	10/15/22	51	52,529
American Axle & Manufacturing, Inc., Gtd. Notes	7.750%	11/15/19	200	219,999
American Axle & Manufacturing, Inc., Gtd. Notes, 144A(a)	6.250%	04/01/25	1,902	1,904,378
American Axle & Manufacturing, Inc., Gtd. Notes, 144A(a)	6.500%	04/01/27	1,554	1,549,136
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625%	11/15/26	1,358	1,357,999
Dana, Inc., Sr. Unsec’d. Notes	5.375%	09/15/21	350	362,688
Goodyear Tire & Rubber Co. (The), Gtd. Notes	4.875%	03/15/27	563	563,000
Goodyear Tire & Rubber Co. (The), Gtd. Notes	5.000%	05/31/26	635	650,875
Goodyear Tire & Rubber Co. (The), Gtd. Notes(a)	5.125%	11/15/23	615	641,138
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, PIK, 144A	4.500%	09/15/23	1,430	1,413,913
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, PIK, 144A	4.750%	09/15/26	1,030	1,004,250
Meritor, Inc., Gtd. Notes(a)	6.250%	02/15/24	532	545,300
Meritor, Inc., Gtd. Notes	6.750%	06/15/21	1,300	1,347,125
Schaeffler Finance BV (Germany), Sr. Sec’d. Notes, 144A	4.750%	05/15/23	1,075	1,104,563
TI Group Automotive Systems LLC, Gtd. Notes, 144A	8.750%	07/15/23	2,000	2,121,660
Titan International, Inc., Sr. Sec’d. Notes	6.875%	10/01/20	87	89,828
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(a)	4.750%	04/29/25	1,593	1,648,755

				20,472,479

Banks — 0.5%
Bank of America Corp., Jr. Sub. Notes	6.100%(c)	12/29/49	558	591,201
Bank of America Corp., Jr. Sub. Notes	8.125%(c)	12/29/49	300	312,749
Barclays PLC (United Kingdom), Jr. Sub. Notes	8.250%(c)	12/29/49	445	467,608
Citigroup, Inc., Jr. Sub. Notes(a)	6.125%(c)	12/29/49	595	627,725
Royal Bank of Scotland Group PLC (United Kingdom), Jr. Sub. Notes	8.625%(c)	12/29/49	225	234,563
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.100%	06/10/23	2,635	2,800,191
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.125%	12/15/22	990	1,048,334
Societe Generale SA (France), Jr. Sub. Notes, 144A	7.375%(c)	12/29/49	460	467,176

				6,549,547

Beverages — 0.2%
Cott Holdings, Inc. (Canada), Gtd. Notes, 144A	5.500%	04/01/25	2,177	2,215,751

Biotechnology — 0.1%
Concordia International Corp. (Canada), Sr. Sec’d. Notes, 144A	9.000%	04/01/22	1,389	1,001,817

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Biotechnology (cont’d.)
Concordia International Corp. (Canada), Sr. Unsec’d. Notes, 144A	7.000%	04/15/23	1,535	$299,325

				1,301,142

Building Materials — 1.9%
Airxcel, Inc., Sr. Sec’d. Notes, 144A	8.500%	02/15/22	258	265,739
Builders FirstSource, Inc., Gtd. Notes, 144A(a)	10.750%	08/15/23	1,275	1,482,188
Builders FirstSource, Inc., Sr. Sec’d. Notes, 144A	5.625%	09/01/24	800	811,999
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	6.000%	04/01/24	830	872,745
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%	10/12/22	1,540	1,663,968
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.700%	01/11/25	1,825	1,893,438
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A(a)	6.125%	05/05/25	887	946,606
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	7.750%	04/16/26	1,260	1,417,765
Griffon Corp., Gtd. Notes	5.250%	03/01/22	2,900	2,900,000
Hardwoods Acquisition, Inc., Sr. Sec’d. Notes, 144A	7.500%	08/01/21	874	777,860
James Hardie International Finance Ltd. (Ireland), Gtd. Notes, 144A	5.875%	02/15/23	1,400	1,445,500
Masonite International Corp., Gtd. Notes, 144A	5.625%	03/15/23	432	440,851
NCI Building Systems, Inc., Gtd. Notes, 144A	8.250%	01/15/23	400	434,000
NWH Escrow Corp., Sr. Sec’d. Notes, 144A	7.500%	08/01/21	471	416,835
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(a)(g)	5.375%	11/15/24	875	886,479
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.500%	02/15/23	348	355,830
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	6.000%	10/15/25	518	534,835
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes(a)	6.125%	07/15/23	3,180	3,243,600
U.S. Concrete, Inc., Gtd. Notes(a)	6.375%	06/01/24	1,911	1,977,885
US Concrete, Inc., Gtd. Notes, 144A	6.375%	06/01/24	350	362,250

				23,130,373

Chemicals — 3.8%
A Schulman, Inc., Gtd. Notes	6.875%	06/01/23	3,325	3,449,688
Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom), Gtd. Notes, 144A	6.250%	02/01/25	675	683,438
Ashland LLC, Gtd. Notes	6.875%	05/15/43	1,000	1,069,999
Axalta Coating Systems LLC, Gtd. Notes, 144A	4.875%	08/15/24	301	308,525
Blue Cube Spinco, Inc., Gtd. Notes(a)	9.750%	10/15/23	1,245	1,490,888
Blue Cube Spinco, Inc., Gtd. Notes	10.000%	10/15/25	2,041	2,464,507
CF Industries, Inc., Gtd. Notes	5.150%	03/15/34	828	774,179
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	150	130,875
CF Industries, Inc., Sr. Sec’d. Notes, 144A	4.500%	12/01/26	225	228,533
Chemours Co. (The), Gtd. Notes	6.625%	05/15/23	1,825	1,934,500
Chemours Co. (The), Gtd. Notes(a)	7.000%	05/15/25	1,375	1,480,188
CVR Partners LP/CVR Nitrogen Finance Corp., Sec’d. Notes, 144A(a)	9.250%	06/15/23	2,909	2,985,362
Eco Services Operations LLC/Eco Finance Corp., Sr. Unsec’d. Notes, 144A(g)	8.500%	11/01/22	1,285	1,352,463
GCP Applied Technologies, Inc., Gtd. Notes, 144A	9.500%	02/01/23	1,567	1,778,545

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Hexion, Inc., Sec’d. Notes, 144A	13.750%	02/01/22	1,880	$1,800,100
Hexion, Inc., Sr. Sec’d. Notes	6.625%	04/15/20	2,692	2,476,640
Hexion, Inc., Sr. Sec’d. Notes	10.000%	04/15/20	860	857,850
Hexion, Inc., Sr. Sec’d. Notes, 144A(a)	10.375%	02/01/22	1,065	1,062,338
Hexion, Inc./Hexion Nova Scotia Finance ULC, Sec’d. Notes(a)	9.000%	11/15/20	3,350	2,512,500
Kraton Polymers LLC/Kraton Polymers Capital Corp., Gtd. Notes, 144A	7.000%	04/15/25	800	811,000
MMC Energy, Inc., Escrow Shares, Gtd. Notes^(i)	—%	10/15/20	500	—
Momentive Performance Materials, Inc., Sr. Sec’d. Notes(a)	3.880%	10/24/21	420	413,175
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.000%	05/01/25	536	545,380
Nufarm Australia Ltd. (Australia), Gtd. Notes, 144A	6.375%	10/15/19	485	497,125
Olin Corp., Sr. Unsec’d. Notes	5.125%	09/15/27	489	497,264
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A(a)	6.500%	02/01/22	405	420,188
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A	10.375%	05/01/21	1,200	1,335,000
PolyOne Corp., Sr. Unsec’d. Notes	5.250%	03/15/23	896	902,720
PQ Corp., Sr. Sec’d. Notes, 144A(g)	6.750%	11/15/22	775	825,375
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250%	04/01/25	1,700	1,683,000
TPC Group, Inc., Sr. Sec’d. Notes, 144A(g)	8.750%	12/15/20	4,440	4,041,288
Tronox Finance LLC, Gtd. Notes(a)	6.375%	08/15/20	1,443	1,448,411
Tronox Finance LLC, Gtd. Notes, 144A(a)	7.500%	03/15/22	995	1,029,825
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A(g)	7.500%	02/15/19	2,772	2,751,211
Versum Materials, Inc., Gtd. Notes, 144A	5.500%	09/30/24	605	625,419

				46,667,499

Coal — 0.5%
CONSOL Energy, Inc., Gtd. Notes(a)	5.875%	04/15/22	4,980	4,923,975
Peabody Securities Finance Corp., Sr. Sec’d. Notes, 144A	6.000%	03/31/22	134	133,246
Peabody Securities Finance Corp., Sr. Sec’d. Notes, 144A	6.375%	03/31/25	675	671,625

				5,728,846

Commercial Services — 3.2%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A	11.000%	02/01/19	1,277	1,251,459
ADT Corp. (The), Sr. Sec’d. Notes	3.500%	07/15/22	77	73,728
ADT Corp. (The), Sr. Sec’d. Notes(a)	4.125%	06/15/23	2,094	1,999,769
Ahern Rentals, Inc., Sec’d. Notes, 144A(a)	7.375%	05/15/23	2,737	2,353,818
AMN Healthcare, Inc., Gtd. Notes, 144A	5.125%	10/01/24	884	892,838
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A(a)	5.625%	10/01/24	524	551,509
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A(a)	6.500%	07/15/22	2,450	2,547,998
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A(a)	5.125%	06/01/22	625	603,531
Garda World Security Corp. (Canada), Gtd. Notes, 144A	7.250%	11/15/21	1,640	1,582,600
Gartner, Inc., Gtd. Notes, 144A	5.125%	04/01/25	436	444,175
Hertz Corp. (The), Gtd. Notes(a)	5.875%	10/15/20	450	433,125

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
IHS Markit Ltd., Gtd. Notes, 144A	4.750%	02/15/25	300	$309,000
IHS Markit Ltd., Gtd. Notes, 144A	5.000%	11/01/22	295	309,013
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Gtd. Notes, 144A	6.375%	08/01/23	425	443,063
Laureate Education, Inc., Gtd. Notes, 144A(a)	10.000%	09/01/19	8,440	8,777,600
Live Nation Entertainment, Inc., Gtd. Notes, 144A	4.875%	11/01/24	790	790,000
NES Rentals Holdings, Inc., Sec’d. Notes, 144A(g)	7.875%	05/01/18	1,800	1,806,858
Prime Security Services Borrower LLC/Prime Finance, Inc., Sec’d. Notes, 144A	9.250%	05/15/23	2,480	2,718,700
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	6.500%	11/15/23	675	654,750
Syniverse Foreign Holdings Corp., Gtd. Notes, 144A	9.125%	01/15/22	447	431,355
Syniverse Holdings, Inc., Gtd. Notes	9.125%	01/15/19	78	72,735
Team Health Holdings, Inc., Gtd. Notes, 144A(a)	6.375%	02/01/25	954	934,920
United Rentals North America, Inc., Gtd. Notes(a)	5.500%	07/15/25	1,550	1,596,500
United Rentals North America, Inc., Gtd. Notes	5.500%	05/15/27	1,835	1,853,350
United Rentals North America, Inc., Gtd. Notes(a)	5.750%	11/15/24	1,360	1,417,800
United Rentals North America, Inc., Gtd. Notes	5.875%	09/15/26	2,435	2,538,488
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22	898	935,043
United Rentals North America, Inc., Sec’d. Notes(a)	4.625%	07/15/23	500	515,000

				38,838,725

Computers — 1.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Gtd. Notes, 144A	5.875%	06/15/21	1,116	1,173,287
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Gtd. Notes, 144A(a)	7.125%	06/15/24	2,520	2,785,807
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	5	5,124
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420%	06/15/21	348	363,919
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	5.450%	06/15/23	2,455	2,648,977
Diebold Nixdorf, Inc., Gtd. Notes	8.500%	04/15/24	724	800,020
Harland Clarke Holdings Corp., Sr. Sec’d. Notes, 144A	6.875%	03/01/20	350	355,250
Harland Clarke Holdings Corp., Sr. Sec’d. Notes, 144A	8.375%	08/15/22	313	320,825
Western Digital Corp., Gtd. Notes(a)	10.500%	04/01/24	6,508	7,671,305
Western Digital Corp., Sr. Sec’d. Notes, 144A	7.375%	04/01/23	179	196,229

				16,320,743

Cosmetics/Personal Care — 0.1%
Revlon Consumer Products Corp., Gtd. Notes(a)	5.750%	02/15/21	563	562,296
Revlon Consumer Products Corp., Gtd. Notes(a)	6.250%	08/01/24	558	556,605

				1,118,901

Distribution/Wholesale — 0.7%
Beacon Roofing Supply, Inc., Gtd. Notes	6.375%	10/01/23	1,300	1,384,499
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250%	07/15/22	1,365	1,337,700
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000%	06/15/23	2,255	2,232,450
H&E Equipment Services, Inc., Gtd. Notes(a)	7.000%	09/01/22	2,570	2,695,288

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Distribution/Wholesale (cont’d.)
HD Supply, Inc., Gtd. Notes, 144A	5.750%	04/15/24	680	$715,224
HD Supply, Inc., Sr. Sec’d. Notes, 144A	5.250%	12/15/21	80	84,100
Performance Food Group, Inc., Gtd. Notes, 144A	5.500%	06/01/24	175	178,938
Univar USA, Inc., Gtd. Notes, 144A(a)	6.750%	07/15/23	450	466,875

				9,095,074

Diversified Financial Services — 2.9%
Aircastle Ltd., Sr. Unsec’d. Notes	5.000%	04/01/23	315	331,538
Aircastle Ltd., Sr. Unsec’d. Notes	5.125%	03/15/21	232	245,919
Aircastle Ltd., Sr. Unsec’d. Notes	7.625%	04/15/20	600	672,749
Alliance Data Systems Corp., Gtd. Notes, 144A	5.375%	08/01/22	1,440	1,450,799
Alliance Data Systems Corp., Gtd. Notes, 144A	5.875%	11/01/21	240	248,399
Ally Financial, Inc., Gtd. Notes	8.000%	11/01/31	655	777,813
Ally Financial, Inc., Sr. Unsec’d. Notes	4.125%	03/30/20	2,155	2,198,099
Ally Financial, Inc., Sr. Unsec’d. Notes(a)	4.250%	04/15/21	1,100	1,121,999
Ally Financial, Inc., Sr. Unsec’d. Notes(a)	4.625%	05/19/22	249	253,979
Ally Financial, Inc., Sr. Unsec’d. Notes(a)	4.625%	03/30/25	910	905,449
Ally Financial, Inc., Sr. Unsec’d. Notes(a)	5.125%	09/30/24	700	720,125
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%	08/15/22	3,730	3,904,825
CNG Holdings, Inc., Sr. Sec’d. Notes, 144A	9.375%	05/15/20	2,073	1,891,613
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750%	04/15/25	534	538,673
E*TRADE Financial Corp., Sr. Unsec’d. Notes	4.625%	09/15/23	500	512,250
FBM Finance, Inc., Sr. Sec’d. Notes, 144A	8.250%	08/15/21	1,025	1,086,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	5.875%	02/01/22	586	594,790
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Unsec’d. Notes, 144A	6.250%	02/01/22	166	168,490
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Unsec’d. Notes, 144A	6.750%	02/01/24	166	171,188
ILFC E-Capital Trust I, Ltd. Gtd. Notes, 144A	4.660%(c)	12/21/65	516	487,620
ILFC E-Capital Trust II, Ltd. Gtd. Notes, 144A	4.910%(c)	12/21/65	2,936	2,759,840
Intelsat Connect Finance SA (Luxembourg), Gtd. Notes, 144A.	12.500%	04/01/22	280	249,900
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A	6.875%	03/15/20	1,700	1,742,500
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Sr. Unsec’d. Notes, 144A	5.250%	03/15/22	339	341,543
LPL Holdings, Inc., Gtd. Notes, 144A	5.750%	09/15/25	1,465	1,479,650
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes	6.500%	07/01/21	632	639,900
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes	7.875%	10/01/20	750	777,656
Navient Corp., Sr. Unsec’d. Notes	6.625%	07/26/21	650	672,750
Navient Corp., Sr. Unsec’d. Notes	7.250%	09/25/23	1,225	1,231,125
Navient Corp., Sr. Unsec’d. Notes, MTN(a)	6.125%	03/25/24	450	428,625
Navient Corp., Sr. Unsec’d. Notes, MTN(a)	8.000%	03/25/20	1,350	1,466,438
NFP Corp., Sr. Unsec’d. Notes, 144A	9.000%	07/15/21	1,126	1,190,013
OneMain Financial Holdings LLC, Gtd. Notes, 144A(a)(g)	6.750%	12/15/19	200	209,000
Quicken Loans, Inc., Gtd. Notes, 144A	5.750%	05/01/25	1,480	1,454,100
Springleaf Finance Corp., Gtd. Notes	6.000%	06/01/20	1,200	1,218,000
Springleaf Finance Corp., Gtd. Notes	7.750%	10/01/21	91	96,915
Springleaf Finance Corp., Gtd. Notes(a)	8.250%	12/15/20	432	471,960

				34,712,732

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric — 4.2%
AES Corp., Sr. Unsec’d. Notes(a)	5.500%		03/15/24	325	$329,875
AES Corp., Sr. Unsec’d. Notes(a)	5.500%		04/15/25	625	632,813
AES Corp., Sr. Unsec’d. Notes	6.000%		05/15/26	422	436,769
Calpine Corp., Sr. Sec’d. Notes, 144A	5.250%		06/01/26	800	811,999
Calpine Corp., Sr. Unsec’d. Notes(a)	5.375%		01/15/23	3,096	3,123,245
Calpine Corp., Sr. Unsec’d. Notes(a)	5.500%		02/01/24	3,825	3,804,690
DPL, Inc., Sr. Unsec’d. Notes	6.750%		10/01/19	975	1,023,750
DPL, Inc., Sr. Unsec’d. Notes	7.250%		10/15/21	3,350	3,571,770
Dynegy, Inc., Gtd. Notes(a)	5.875%		06/01/23	3,300	3,023,625
Dynegy, Inc., Gtd. Notes	6.750%		11/01/19	249	255,848
Dynegy, Inc., Gtd. Notes(a)	7.375%		11/01/22	7,150	7,078,500
Dynegy, Inc., Gtd. Notes(a)	7.625%		11/01/24	5,980	5,710,900
Dynegy, Inc., Gtd. Notes	8.034%		02/02/24	950	897,750
Dynegy, Inc., Gtd. Notes, 144A(a)	8.000%		01/15/25	395	378,213
GenOn Energy, Inc., Sr. Unsec’d. Notes (original cost $2,949,350; purchased 07/07/15 - 05/16/16)(a)(f)(g)	7.875%		06/15/17	3,240	2,243,700
GenOn Energy, Inc., Sr. Unsec’d. Notes (original cost $4,314,531; purchased 04/29/14 - 12/08/15)(a)(f)(g)	9.875%		10/15/20	4,300	2,805,750
GenOn Energy, Inc., Sr. Unsec’d. Notes(a)(g)	9.875%		10/15/20	1,547	1,009,418
Mirant Mid-Atlantic Series B Pass-Through Trust, Pass-Through Certificates (original cost $701,274; purchased 01/20/12)(f)(g)	9.125%		06/30/17	689	634,076
Mirant Mid-Atlantic Series C Pass-Through Trust, Pass-Through Certificates (original cost $1,164,282; purchased 07/14/15 - 04/01/16)(f)(g)	10.060%		12/30/28	1,218	1,102,171
NRG Energy, Inc., Gtd. Notes	6.250%		07/15/22	288	294,480
NRG Energy, Inc., Gtd. Notes(a)	6.250%		05/01/24	1,846	1,840,231
NRG Energy, Inc., Gtd. Notes(a)	7.250%		05/15/26	2,375	2,446,250
NRG Energy, Inc., Gtd. Notes, 144A	6.625%		01/15/27	1,978	1,973,055
NRG REMA LLC, Pass-Through Certificates(g)	9.237%		07/02/17	136	114,136
NRG REMA LLC, Pass-Through Certificates(g)	9.681%		07/02/26	2,565	1,885,275
NRG Yield Operating LLC, Gtd. Notes(a)	5.375%		08/15/24	500	507,500
NRG Yield Operating LLC, Gtd. Notes, 144A(a)	5.000%		09/15/26	360	350,100
Red Oak Power LLC, Sr. Sec’d. Notes (original cost $112,250; purchased 05/27/15)(f)(g)	9.200%		11/30/29	100	104,249
Talen Energy Supply LLC, Gtd. Notes(a)	6.500%		06/01/25	950	805,125
Talen Energy Supply LLC, Sr. Unsec’d. Notes	4.600%		12/15/21	141	119,498
Terraform Global Operating LLC, Gtd. Notes, 144A	9.750%		08/15/22	1,300	1,457,625
Texas Competitive Electric Holdings Co. LLC, Escrow Shares, Notes^	— %		10/10/17	6,875	10,175
Texas Competitive Electric Holdings Co. LLC, Escrow Shares, Notes^	— %		10/31/17	3,975	5,883

					50,788,444

Electrical Components & Equipment — 0.3%
Belden, Inc., Gtd. Notes, 144A	5.500%		09/01/22	1,475	1,504,499
EnerSys, Gtd. Notes, 144A	5.000%		04/30/23	348	350,175
General Cable Corp., Gtd. Notes	5.750%	(c)	10/01/22	1,025	1,000,585
WESCO Distribution, Inc., Gtd. Notes(a)	5.375%		06/15/24	455	466,375

					3,321,634

Energy-Alternate Sources — 0.1%
Pattern Energy Group, Inc., Gtd. Notes, 144A	5.875%		02/01/24	400	405,000

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Energy-Alternate Sources (cont’d.)
TerraForm Power Operating LLC, Gtd. Notes, 144A	6.375%	(c)	02/01/23	545	$566,119
TerraForm Power Operating LLC, Gtd. Notes, 144A(a)	6.625%	(c)	06/15/25	523	558,303

					1,529,422

Engineering & Construction — 0.4%
AECOM, Gtd. Notes	5.875%		10/15/24	2,740	2,911,251
AECOM, Gtd. Notes, 144A	5.125%		03/15/27	1,402	1,405,505
MasTec, Inc., Gtd. Notes	4.875%		03/15/23	56	55,300
Tutor Perini Corp., Gtd. Notes(a)	7.625%		11/01/18	806	807,008

					5,179,064

Entertainment — 3.2%
AMC Entertainment Holdings, Inc., Gtd. Notes	5.750%		06/15/25	500	512,499
AMC Entertainment Holdings, Inc., Gtd. Notes	5.875%		02/15/22	85	88,719
AMC Entertainment Holdings, Inc., Gtd. Notes, 144A	5.875%		11/15/26	1,810	1,830,363
AMC Entertainment Holdings, Inc., Gtd. Notes, 144A	6.125%		05/15/27	241	243,109
Carmike Cinemas, Inc., Sec’d. Notes, 144A	6.000%		06/15/23	930	981,150
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.000%		03/15/22	294	299,879
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.375%		06/01/24	155	158,875
Chukchansi Economic Development Authority, Sec’d. Notes, 144A(g)	9.750%		05/30/20	635	250,903
Cinemark USA, Inc., Gtd. Notes	4.875%		06/01/23	3,375	3,410,438
Eagle II Acquisition Co. LLC, Sr. Unsec’d. Notes, 144A	6.000%		04/01/25	411	423,330
Eldorado Resorts, Inc., Gtd. Notes	7.000%		08/01/23	1,545	1,657,013
EMI Music Publishing Group North America Holdings, Inc., Gtd. Notes, 144A	7.625%		06/15/24	480	523,200
Gateway Casinos & Entertainment Ltd. (Canada), Sec’d. Notes, 144A.	8.250%		03/01/24	380	384,750
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	5.375%		11/01/23	1,090	1,155,400
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%		04/15/26	185	191,013
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.500%		02/15/25	2,355	2,508,075
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875%		02/01/24	475	488,656
Mood Media Corp., Gtd. Notes, 144A(g)	9.250%		10/15/20	150	102,750
National CineMedia LLC, Sr. Sec’d. Notes	6.000%		04/15/22	600	616,500
National CineMedia LLC, Sr. Unsec’d. Notes	5.750%		08/15/26	975	986,694
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A(a)	5.625%		01/15/27	650	645,125
Pinnacle Entertainment, Inc., Sr. Unsec’d. Notes, 144A(a)	5.625%		05/01/24	2,950	2,986,875
Regal Entertainment Group, Sr. Unsec’d. Notes	5.750%		03/15/22	505	527,094
Regal Entertainment Group, Sr. Unsec’d. Notes	5.750%		02/01/25	1,401	1,446,533
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A	7.000%		01/01/22	1,925	2,054,938
Scientific Games International, Inc., Gtd. Notes	6.625%		05/15/21	3,350	3,140,625
Scientific Games International, Inc., Gtd. Notes	10.000%		12/01/22	6,950	7,410,438
Shingle Springs Tribal Gaming Authority, Sr. Unsec’d. Notes, 144A	9.750%		09/01/21	687	736,808
Six Flags Entertainment Corp., Gtd. Notes, 144A	4.875%		07/31/24	794	786,060

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)
WMG Acquisition Corp., Gtd. Notes, 144A	6.750%	04/15/22	391	$411,039
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	4.875%	11/01/24	221	222,105
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	5.000%	08/01/23	479	483,790
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	5.625%	04/15/22	544	563,040

				38,227,786

Environmental Control — 0.2%
Advanced Disposal Services, Inc., Gtd. Notes, 144A	5.625%	11/15/24	1,375	1,388,749
Covanta Holding Corp., Sr. Unsec’d. Notes(a)	5.875%	03/01/24	500	507,500
Covanta Holding Corp., Sr. Unsec’d. Notes	5.875%	07/01/25	85	85,159

				1,981,408

Food Service — 0.1%
AdvancePierre Foods Holdings, Inc., Gtd. Notes, 144A	5.500%	12/15/24	650	657,313

Foods — 2.7%
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, Sr. Unsec’d. Notes, 144A	5.750%	03/15/25	2,439	2,365,828
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, Sr. Unsec’d. Notes, 144A	6.625%	06/15/24	1,414	1,445,815
B&G Foods, Inc., Gtd. Notes	5.250%	04/01/25	411	414,596
Bumble Bee Holdings, Inc., Sr. Sec’d. Notes, 144A	9.000%	12/15/17	690	672,749
Dean Foods Co., Gtd. Notes, 144A(a)	6.500%	03/15/23	1,625	1,694,063
Dole Food Co., Inc., Sr. Sec’d. Notes, 144A	7.250%	06/15/25	607	605,483
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500%	05/01/22	1,975	1,977,469
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	1,980	1,994,851
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(g)	5.750%	06/15/25	3,814	3,852,140
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(g)	5.875%	07/15/24	4,316	4,445,480
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(g)	7.250%	06/01/21	2,100	2,157,750
Pilgrim’s Pride Corp., Gtd. Notes, 144A(a)	5.750%	03/15/25	1,372	1,382,291
Post Holdings, Inc., Gtd. Notes, 144A(a)	5.000%	08/15/26	2,059	1,971,493
Post Holdings, Inc., Gtd. Notes, 144A	5.500%	03/01/25	387	388,935
Post Holdings, Inc., Gtd. Notes, 144A	5.750%	03/01/27	352	351,120
Post Holdings, Inc., Gtd. Notes, 144A(a)	6.000%	12/15/22	1,200	1,263,000
SUPERVALU, Inc., Sr. Unsec’d. Notes	6.750%	06/01/21	1,367	1,360,165
SUPERVALU, Inc., Sr. Unsec’d. Notes(a)	7.750%	11/15/22	4,575	4,489,219

				32,832,447

Forest Products & Paper — 0.2%
Cascades, Inc. (Canada), Gtd. Notes, 144A	5.500%	07/15/22	550	548,625
Cascades, Inc. (Canada), Gtd. Notes, 144A	5.750%	07/15/23	225	224,999
Clearwater Paper Corp., Gtd. Notes, 144A	5.375%	02/01/25	600	593,999
Mercer International, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.500%	02/01/24	850	852,125

				2,219,748

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.500%	05/20/25	333	$330,503
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.625%	05/20/24	1,363	1,369,814
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.750%	05/20/27	278	274,456
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.875%	08/20/26	1,498	1,490,510
NGL Energy Partners LP/NGL Energy Finance Corp., Gtd. Notes, 144A	6.125%	03/01/25	475	460,750
NGL Energy Partners LP/NGL Energy Finance Corp., Gtd. Notes, 144A	7.500%	11/01/23	1,175	1,213,188

				5,139,221

Hand/Machine Tools — 0.1%
Apex Tool Group LLC, Gtd. Notes, 144A(g)	7.000%	02/01/21	1,300	1,176,499

Healthcare-Products — 0.8%
Alere, Inc., Gtd. Notes(a)	6.500%	06/15/20	611	615,583
Alere, Inc., Gtd. Notes, 144A	6.375%	07/01/23	187	190,039
Greatbatch Ltd., Gtd. Notes, 144A	9.125%	11/01/23	2,550	2,690,250
Hologic, Inc., Gtd. Notes, 144A	5.250%	07/15/22	750	786,563
Mallinckrodt International Finance SA, Gtd. Notes(a)	4.750%	04/15/23	2,503	2,121,293
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(a)	5.500%	04/15/25	935	860,200
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(a)	5.625%	10/15/23	241	229,553
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(a)	5.750%	08/01/22	294	289,737
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, Sr. Unsec’d. Notes, 144A	6.625%	05/15/22	1,450	1,348,500
Sterigenics-Nordion Holdings LLC, Sr. Unsec’d. Notes, 144A	6.500%	05/15/23	250	255,625

				9,387,343

Healthcare-Services — 6.0%
Acadia Healthcare Co., Inc., Gtd. Notes	5.125%	07/01/22	620	626,198
Acadia Healthcare Co., Inc., Gtd. Notes(a)	5.625%	02/15/23	2,885	2,987,764
Acadia Healthcare Co., Inc., Gtd. Notes	6.125%	03/15/21	261	266,873
Acadia Healthcare Co., Inc., Gtd. Notes(a)	6.500%	03/01/24	760	799,899
Centene Corp., Sr. Unsec’d. Notes	4.750%	01/15/25	525	527,956
Centene Corp., Sr. Unsec’d. Notes	5.625%	02/15/21	505	528,533
Centene Corp., Sr. Unsec’d. Notes	6.125%	02/15/24	700	751,625
CHS/Community Health Systems, Inc., Gtd. Notes(a)	6.875%	02/01/22	8,766	7,538,758
CHS/Community Health Systems, Inc., Gtd. Notes(a)	7.125%	07/15/20	2,390	2,189,838
CHS/Community Health Systems, Inc., Gtd. Notes(a)	8.000%	11/15/19	825	809,531
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	5.125%	08/01/21	243	240,266
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	6.250%	03/31/23	1,000	1,017,499
DaVita, Inc., Gtd. Notes	5.000%	05/01/25	740	741,850
DaVita, Inc., Gtd. Notes	5.125%	07/15/24	564	569,640
DaVita, Inc., Gtd. Notes	5.750%	08/15/22	375	388,125

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Envision Healthcare Corp., Gtd. Notes, 144A(a)	5.125%		07/01/22	666	$677,861
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%		10/15/20	300	303,300
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	5.875%		01/31/22	397	429,753
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	6.500%		09/15/18	150	159,000
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes, 144A	5.750%		02/15/21	525	568,313
HCA Holdings, Inc., Sr. Unsec’d. Notes	6.250%		02/15/21	1,000	1,079,375
HCA, Inc., Gtd. Notes	5.375%		02/01/25	8,012	8,352,511
HCA, Inc., Gtd. Notes	5.875%		05/01/23	930	1,004,400
HCA, Inc., Gtd. Notes(a)	5.875%		02/15/26	1,660	1,751,300
HCA, Inc., Gtd. Notes	7.500%		02/15/22	1,030	1,178,063
HCA, Inc., Gtd. Notes	7.500%		12/15/23	750	856,875
HCA, Inc., Sr. Sec’d. Notes	3.750%		03/15/19	478	488,755
HCA, Inc., Sr. Sec’d. Notes(a)	4.250%		10/15/19	490	507,150
HCA, Inc., Sr. Sec’d. Notes	4.500%		02/15/27	605	605,000
HCA, Inc., Sr. Sec’d. Notes	5.000%		03/15/24	548	574,715
HCA, Inc., Sr. Sec’d. Notes	5.250%		04/15/25	545	579,063
HealthSouth Corp., Gtd. Notes	5.125%		03/15/23	425	425,000
HealthSouth Corp., Gtd. Notes	5.750%		11/01/24	1,500	1,511,250
IASIS Healthcare LLC/IASIS Capital Corp., Gtd. Notes	8.375%		05/15/19	1,835	1,757,013
Kindred Healthcare, Inc., Gtd. Notes(a)	6.375%		04/15/22	325	303,063
Kindred Healthcare, Inc., Gtd. Notes	8.000%		01/15/20	800	813,000
Kindred Healthcare, Inc., Gtd. Notes(a)	8.750%		01/15/23	2,275	2,280,688
LifePoint Health, Inc., Gtd. Notes(a)	5.875%		12/01/23	1,000	1,030,000
MPH Acquisition Holdings LLC, Gtd. Notes, 144A(a)	7.125%		06/01/24	1,701	1,828,787
Select Medical Corp., Gtd. Notes(a)	6.375%		06/01/21	4,700	4,747,000
Surgery Center Holdings, Inc., Gtd. Notes, 144A	8.875%		04/15/21	625	660,938
Tenet Healthcare Corp., Gtd. Notes	6.000%		10/01/20	575	607,373
Tenet Healthcare Corp., Sec’d. Notes, 144A	7.500%		01/01/22	25	27,000
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375%		10/01/21	125	125,000
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.500%		04/01/21	1,370	1,370,000
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.750%		06/01/20	210	214,557
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	5.000%		03/01/19	326	326,499
Tenet Healthcare Corp., Sr. Unsec’d. Notes	5.500%		03/01/19	200	202,500
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%		02/01/20	2,022	2,052,330
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	6.750%		06/15/23	2,485	2,441,513
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.000%		08/01/20	360	365,850
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	8.125%		04/01/22	10,523	10,983,381

					73,172,531

Home Builders — 2.6%
Beazer Homes USA, Inc., Gtd. Notes	5.750%		06/15/19	2,550	2,667,938
Beazer Homes USA, Inc., Gtd. Notes	7.250%	(c)	02/01/23	1,325	1,368,063
Beazer Homes USA, Inc., Gtd. Notes, 144A	6.750%		03/15/25	800	803,999
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A(a)	6.375%		05/15/25	1,900	1,954,625
CalAtlantic Group, Inc., Gtd. Notes	5.250%		06/01/26	159	158,404
CalAtlantic Group, Inc., Gtd. Notes	5.375%		10/01/22	1,025	1,071,125
CalAtlantic Group, Inc., Gtd. Notes	5.875%		11/15/24	626	657,300
CalAtlantic Group, Inc., Gtd. Notes	8.375%		01/15/21	1,685	1,954,600
KB Home, Gtd. Notes(a)	7.000%		12/15/21	850	938,987
KB Home, Gtd. Notes(a)	7.500%		09/15/22	425	466,438

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)
KB Home, Gtd. Notes	7.625%	05/15/23	2,375	$2,570,938
Lennar Corp., Gtd. Notes	4.750%	05/30/25	2,175	2,180,438
M/I Homes, Inc., Gtd. Notes	6.750%	01/15/21	900	942,246
Mattamy Group Corp. (Canada), Gtd. Notes, 144A	6.500%	11/15/20	520	534,300
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A(g)	6.875%	12/15/23	1,186	1,230,476
Meritage Homes Corp., Gtd. Notes	6.000%	06/01/25	1,025	1,067,927
New Home Co., Inc. (The), Sr. Unsec’d. Notes, 144A	7.250%	04/01/22	1,224	1,233,181
PulteGroup, Inc., Gtd. Notes	5.000%	01/15/27	1,525	1,525,000
PulteGroup, Inc., Gtd. Notes	5.500%	03/01/26	1,725	1,785,375
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.625%	03/01/24	650	672,750
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.875%	04/15/23	2,450	2,572,500
Toll Brothers Finance Corp., Gtd. Notes(a)	5.625%	01/15/24	340	358,700
William Lyon Homes, Inc., Gtd. Notes	7.000%	08/15/22	1,750	1,828,750
William Lyon Homes, Inc., Gtd. Notes, 144A	5.875%	01/31/25	1,125	1,133,438

				31,677,498

Home Furnishings — 0.0%
Tempur Sealy International, Inc., Gtd. Notes(a)	5.625%	10/15/23	540	542,700

Household Products/Wares — 0.3%
ACCO Brands Corp., Gtd. Notes, 144A	5.250%	12/15/24	1,202	1,208,010
Central Garden & Pet Co., Gtd. Notes	6.125%	11/15/23	105	110,775
Kronos Acquisition Holdings, Inc. (Canada), Gtd. Notes, 144A	9.000%	08/15/23	455	462,963
Prestige Brands, Inc., Gtd. Notes, 144A	5.375%	12/15/21	415	424,338
Prestige Brands, Inc., Gtd. Notes, 144A	6.375%	03/01/24	205	215,250
Spectrum Brands, Inc., Gtd. Notes	5.750%	07/15/25	432	456,840
Spectrum Brands, Inc., Gtd. Notes	6.125%	12/15/24	143	151,223

				3,029,399

Housewares — 0.1%
American Greetings Corp., Sr. Unsec’d. Notes, 144A	7.875%	02/15/25	286	300,299
Radio Systems Corp., Sec’d. Notes, 144A	8.375%	11/01/19	365	379,600
Scotts Miracle-Gro Co. (The), Gtd. Notes	6.000%	10/15/23	367	389,938
Scotts Miracle-Gro Co. (The), Gtd. Notes, 144A	5.250%	12/15/26	227	229,838

				1,299,675

Insurance — 0.1%
CNO Financial Group, Inc., Sr. Unsec’d. Notes	5.250%	05/30/25	489	501,533
Liberty Mutual Group, Inc., Gtd. Notes, 144A	7.800%	03/07/87	395	454,250
Radian Group, Inc., Sr. Unsec’d. Notes	7.000%	03/15/21	402	444,713

				1,400,496

Internet — 0.2%
Match Group, Inc., Sr. Unsec’d. Notes	6.375%	06/01/24	235	254,239
Netflix, Inc., Gtd. Notes, 144A	4.375%	11/15/26	177	173,903
Netflix, Inc., Sr. Unsec’d. Notes	5.500%	02/15/22	230	244,375
Symantec Corp., Sr. Unsec’d. Notes, 144A(a)	5.000%	04/15/25	530	543,477
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes(a)	6.000%	04/01/23	940	992,875

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Internet (cont’d.)
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes, 144A	5.750%		01/15/27	354	$373,399

					2,582,268

Iron/Steel — 1.1%
AK Steel Corp., Gtd. Notes(a)	7.000%		03/15/27	628	625,249
AK Steel Corp., Sr. Sec’d. Notes	7.500%		07/15/23	645	699,825
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	6.125%		06/01/25	1,135	1,259,849
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	7.000%		02/25/22	2,515	2,860,511
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	7.500%		03/01/41	98	109,682
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	7.750%		10/15/39	177	200,895
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	10.600%	(c)	06/01/19	1,800	2,123,999
Cliffs Natural Resources, Inc., Gtd. Notes, 144A(a)	5.750%		03/01/25	600	582,000
Commercial Metals Co., Sr. Unsec’d. Notes	4.875%		05/15/23	697	710,939
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Gtd. Notes, 144A(g) .	6.375%		05/01/22	2,625	2,692,253
Steel Dynamics, Inc., Gtd. Notes	5.250%		04/15/23	395	409,813
Steel Dynamics, Inc., Gtd. Notes	5.500%		10/01/24	680	710,600
Steel Dynamics, Inc., Gtd. Notes, 144A	5.000%		12/15/26	245	248,063
United States Steel Corp., Sr. Sec’d. Notes, 144A	8.375%		07/01/21	262	290,820

					13,524,498

Leisure Time — 0.4%
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	4.750%		12/15/21	805	817,075
Sabre GLBL, Inc., Sr. Sec’d. Notes, 144A	5.375%		04/15/23	389	397,753
Silversea Cruise Finance Ltd. (Bahamas), Sr. Sec’d. Notes, 144A(g)	7.250%		02/01/25	1,025	1,076,250
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A(g)	6.250%		05/15/25	1,950	1,862,250
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A(g)	8.500%		10/15/22	625	648,438

					4,801,766

Lodging — 2.3%
Boyd Gaming Corp., Gtd. Notes	6.375%		04/01/26	525	561,749
Boyd Gaming Corp., Gtd. Notes(a)	6.875%		05/15/23	4,263	4,593,382
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope, Sr. Sec’d. Notes(a)	8.000%		10/01/20	675	703,688
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Sr. Sec’d. Notes, 144A	10.500%		07/01/19	600	585,000
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	8.500%		12/01/21	4,620	4,897,200
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	4.250%		09/01/24	465	459,188
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., Gtd. Notes, 144A	6.125%		12/01/24	213	223,650
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Sr. Unsec’d. Notes, 144A(a)	4.625%		04/01/25	305	308,721
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Sr. Unsec’d. Notes, 144A	4.875%		04/01/27	151	152,510
Interval Acquisition Corp., Gtd. Notes	5.625%		04/15/23	1,375	1,395,625

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging (cont’d.)
Jack Ohio Finance LLC/Jack Ohio Finance 1
Corp., Sec’d. Notes, 144A(a)	10.250%	11/15/22	1,175	$1,259,823
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750%	11/15/21	1,715	1,775,025
MGM Resorts International, Gtd. Notes	4.625%	09/01/26	630	611,100
MGM Resorts International, Gtd. Notes	6.000%	03/15/23	1,095	1,182,600
MGM Resorts International, Gtd. Notes	6.625%	12/15/21	1,825	2,018,906
MGM Resorts International, Gtd. Notes(a)	7.750%	03/15/22	1,145	1,321,044
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Gtd. Notes, 144A	5.875%	05/15/21	890	903,350
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A(g)	6.375%	06/01/21	3,800	3,828,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes	5.375%	03/15/22	375	383,906
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A(a)	5.500%	03/01/25	320	325,200

				27,490,167

Machinery-Construction & Mining — 0.4%
BlueLine Rental Finance Corp./BlueLine Rental LLC, Sec’d. Notes, 144A(a)	9.250%	03/15/24	1,000	1,023,749
Terex Corp., Gtd. Notes, 144A	5.625%	02/01/25	930	943,950
Vertiv Group Corp., Sr. Unsec’d. Notes, 144A(a)	9.250%	10/15/24	2,137	2,286,590

				4,254,289

Machinery-Diversified — 0.3%
ATS Automation Tooling Systems, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.500%	06/15/23	1,956	2,044,018
Cloud Crane LLC, Sec’d. Notes, 144A(g)	10.125%	08/01/24	1,950	2,081,625

				4,125,643

Media — 8.9%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.625%	02/15/23	700	728,699
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	7.500%	05/15/26	1,970	2,093,124
Altice SA (Luxembourg), Gtd. Notes, 144A	7.750%	05/15/22	1,020	1,082,475
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A(a)	5.375%	07/15/23	3,115	3,212,344
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.500%	05/15/26	780	801,449
AMC Networks, Inc., Gtd. Notes	5.000%	04/01/24	945	944,999
Belo Corp., Gtd. Notes	7.750%	06/01/27	500	541,249
Block Communications, Inc., Sr. Unsec’d. Notes, 144A(a)(g)	6.875%	02/15/25	775	821,499
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.000%	04/15/20	1,449	1,604,768
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	2,933	3,013,657
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.125%	02/15/23	825	847,688
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.250%	03/15/21	275	282,563
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes(a)	5.250%	09/30/22	360	373,499
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A(a)	5.125%	05/01/27	594	596,969

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A(a)	5.500%	05/01/26	3,330	$3,446,548
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.750%	02/15/26	2,486	2,610,299
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A(a)	5.875%	04/01/24	2,476	2,612,178
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	05/01/27	3,075	3,228,749
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Sec’d. Notes, 144A(a)	7.750%	07/15/25	6,666	7,370,096
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	4,085	4,141,169
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	3,120	3,166,800
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(a)	6.375%	09/15/20	425	437,750
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(a)	6.500%	11/15/22	2,714	2,754,709
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(a)	7.625%	03/15/20	1,831	1,844,732
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	7.625%	03/15/20	1,000	992,501
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	1,158	1,204,319
CSC Holdings LLC, Gtd. Notes, 144A(a)	5.500%	04/15/27	1,152	1,170,719
CSC Holdings LLC, Sr. Unsec’d. Notes	6.750%	11/15/21	420	455,438
CSC Holdings LLC, Sr. Unsec’d. Notes	8.625%	02/15/19	161	176,698
DISH DBS Corp., Gtd. Notes	5.875%	07/15/22	125	131,328
DISH DBS Corp., Gtd. Notes(a)	5.875%	11/15/24	1,388	1,457,747
DISH DBS Corp., Gtd. Notes	6.750%	06/01/21	3,237	3,493,937
DISH DBS Corp., Gtd. Notes	7.750%	07/01/26	5,715	6,643,688
Gray Television, Inc., Gtd. Notes, 144A	5.125%	10/15/24	590	582,625
Gray Television, Inc., Gtd. Notes, 144A(a)	5.875%	07/15/26	2,105	2,141,838
iHeartCommunications, Inc., Sr. Sec’d. Notes(a)	9.000%	12/15/19	163	139,447
Liberty Interactive LLC, Sr. Unsec’d. Notes(a)	8.250%	02/01/30	775	833,125
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	6.375%	04/01/23	1,646	1,724,185
Nexstar Broadcasting, Inc., Gtd. Notes, 144A(a)	5.625%	08/01/24	1,365	1,385,475
Nexstar Broadcasting, Inc., Gtd. Notes, 144A(a)	6.125%	02/15/22	280	291,200
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A.	5.000%	04/15/22	1,544	1,578,740
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750%	01/15/23	2,498	2,604,166
SFR Group SA (France), Sr. Sec’d. Notes, 144A	6.000%	05/15/22	1,731	1,793,749
SFR Group SA (France), Sr. Sec’d. Notes, 144A	6.250%	05/15/24	489	492,056
SFR Group SA (France), Sr. Sec’d. Notes, 144A	7.375%	05/01/26	8,477	8,731,310
Sinclair Television Group, Inc., Gtd. Notes	5.375%	04/01/21	715	731,088
Sinclair Television Group, Inc., Gtd. Notes	6.125%	10/01/22	500	523,125
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.125%	02/15/27	1,250	1,206,250
Sinclair Television Group, Inc., Gtd. Notes, 144A(a)	5.625%	08/01/24	746	755,325
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.875%	03/15/26	500	512,500
Sirius XM Radio, Inc., Gtd. Notes, 144A(a)	4.625%	05/15/23	580	593,050
Sirius XM Radio, Inc., Gtd. Notes, 144A(a)	5.375%	04/15/25	635	649,923
TEGNA, Inc., Gtd. Notes	6.375%	10/15/23	950	1,004,625
TEGNA, Inc., Gtd. Notes, 144A(a)	5.500%	09/15/24	255	261,056
Time, Inc., Gtd. Notes, 144A	5.750%	04/15/22	1,425	1,482,000

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Tribune Media Co., Gtd. Notes	5.875%	07/15/22	1,550	$1,615,875
Unitymedia GmbH (Germany), Sec’d. Notes, 144A	6.125%	01/15/25	2,105	2,215,513
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	5.500%	01/15/23	600	623,934
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	5.125%	05/15/23	250	246,875
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(a)(g)	5.125%	02/15/25	3,127	3,076,187
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(g)	6.750%	09/15/22	880	923,112
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375%	01/15/25	1,155	1,162,219
Videotron Ltd. (Canada), Gtd. Notes, 144A	5.375%	06/15/24	445	462,244
Videotron Ltd., Sr. Unsec’d. Notes, 144A^	5.125%	04/15/27	170	170,000
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A	5.750%	01/15/25	213	213,533
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A	6.375%	04/15/23	400	417,000
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.250%	01/15/26	200	201,000
Ziggo Bond Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	6.000%	01/15/27	850	845,750
Ziggo Secured Finance BV (Netherlands), Sr. Sec’d. Notes, 144A	5.500%	01/15/27	1,390	1,389,861

				107,864,348

Metal Fabricate/Hardware — 0.5%
Grinding Media, Inc./MC Grinding Media Canada, Inc., Sr. Sec’d. Notes, 144A(g)	7.375%	12/15/23	600	630,000
Novelis Corp., Gtd. Notes, 144A	5.875%	09/30/26	2,060	2,103,776
Novelis Corp., Gtd. Notes, 144A(a)	6.250%	08/15/24	870	906,975
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A	9.875%	06/15/23	2,610	2,916,675

				6,557,426

Mining — 3.8%
Alamos Gold, Inc. (Canada), Sec’d. Notes, 144A	7.750%	04/01/20	200	207,749
Alcoa Nederland Holding BV, Gtd. Notes, 144A	6.750%	09/30/24	962	1,031,746
Aleris International, Inc., Sr. Sec’d. Notes, 144A	9.500%	04/01/21	430	462,249
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	4.125%	09/27/22	1,049	1,059,489
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	4.450%	09/27/20	200	207,999
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	4.875%	05/14/25	830	846,765
Coeur Mining, Inc., Gtd. Notes	7.875%	02/01/21	334	346,525
Constellium NV (Netherlands), Sr. Unsec’d. Notes, 144A(a)	6.625%	03/01/25	2,538	2,441,239
Eldorado Gold Corp. (Canada), Gtd. Notes, 144A .	6.125%	12/15/20	1,300	1,332,500
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A(a)	7.250%	05/15/22	1,510	1,557,188
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A.	7.500%	04/01/25	625	629,688
FMG Resources August 2006 Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.750%	03/01/22	1,475	1,690,719
Freeport-McMoRan, Inc., Gtd. Notes(a)	3.550%	03/01/22	1,435	1,330,963

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)
Freeport-McMoRan, Inc., Gtd. Notes(a)	3.875%	03/15/23	6,905	$6,349,976
Freeport-McMoRan, Inc., Gtd. Notes(a)	4.000%	11/14/21	957	923,505
Freeport-McMoRan, Inc., Gtd. Notes(a)	4.550%	11/14/24	200	186,250
Freeport-McMoRan, Inc., Gtd. Notes	5.400%	11/14/34	92	80,040
Freeport-McMoRan, Inc., Gtd. Notes	5.450%	03/15/43	1,438	1,216,908
Freeport-McMoRan, Inc., Gtd. Notes, 144A	6.750%	02/01/22	1,200	1,230,000
Hecla Mining Co., Gtd. Notes	6.875%	05/01/21	673	688,143
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	7.250%	01/15/23	210	222,600
IAMGOLD Corp. (Canada), Gtd. Notes, 144A	7.000%	04/15/25	1,650	1,633,500
International Wire Group, Inc., Sec’d. Notes, 144A (original cost $1,782,344; purchased 07/12/16 - 08/04/16)(f)(g)	10.750%	08/01/21	1,850	1,799,125
International Wire Group, Inc., Sec’d. Notes, 144A(g)	10.750%	08/01/21	685	666,163
Joseph T Ryerson & Son, Inc., Sr. Sec’d. Notes, 144A	11.000%	05/15/22	1,000	1,125,000
Kaiser Aluminum Corp., Gtd. Notes	5.875%	05/15/24	265	276,180
Kinross Gold Corp. (Canada), Gtd. Notes	5.950%	03/15/24	1,250	1,321,875
Kinross Gold Corp. (Canada), Gtd. Notes	6.875%	09/01/41	175	177,188
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.500%	11/01/20	1,995	2,109,713
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.875%	11/01/22	420	459,375
New Gold, Inc. (Canada), Gtd. Notes, 144A	6.250%	11/15/22	1,800	1,804,500
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.000%	04/15/20	1,950	1,950,000
Teck Resources Ltd. (Canada), Gtd. Notes	4.750%	01/15/22	5,520	5,700,505
Teck Resources Ltd. (Canada), Gtd. Notes	5.400%	02/01/43	380	361,950
Teck Resources Ltd. (Canada), Gtd. Notes	6.000%	08/15/40	765	770,738
Teck Resources Ltd. (Canada), Gtd. Notes	6.250%	07/15/41	1,045	1,084,188
Teck Resources Ltd. (Canada), Gtd. Notes, 144A	8.000%	06/01/21	95	104,025
Teck Resources Ltd. (Canada), Gtd. Notes, 144A	8.500%	06/01/24	365	421,119
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.125%	10/01/35	550	570,625

				46,378,010

Miscellaneous Manufacturing — 1.1%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	4.750%	04/15/19	363	367,991
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.000%	10/15/22	503	495,832
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.125%	01/15/23	923	904,539
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%	03/15/25	1,096	1,123,398
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.750%	03/15/20	147	156,923
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	8.750%	12/01/21	5,595	6,126,524
EnPro Industries, Inc., Gtd. Notes(a)	5.875%	09/15/22	1,025	1,060,875
Gates Global LLC/Gates Global Co., Gtd. Notes, 144A(a)(g)	6.000%	07/15/22	2,219	2,257,833
Koppers, Inc., Gtd. Notes, 144A(a)	6.000%	02/15/25	248	256,060

				12,749,975

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%	12/01/24	1,545	1,618,388

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas — 6.5%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes, 144A	7.875%	12/15/24	725	$755,813
Antero Resources Corp., Gtd. Notes	5.125%	12/01/22	2,354	2,384,896
Antero Resources Corp., Gtd. Notes(a)	5.375%	11/01/21	850	873,027
Antero Resources Corp., Gtd. Notes	5.625%	06/01/23	1,075	1,099,188
Antero Resources Corp., Gtd. Notes, 144A(a)	5.000%	03/01/25	267	261,826
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A	10.000%	04/01/22	2,007	2,077,245
Baytex Energy Corp. (Canada), Gtd. Notes, 144A	5.125%	06/01/21	100	90,249
Baytex Energy Corp. (Canada), Gtd. Notes, 144A	5.625%	06/01/24	350	307,999
California Resources Corp., Gtd. Notes	6.000%	11/15/24	297	207,899
California Resources Corp., Sec’d. Notes, 144A	8.000%	12/15/22	3,769	3,062,313
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.750%	11/15/39	547	623,845
Chesapeake Energy Corp., Gtd. Notes(a)	4.875%	04/15/22	790	710,999
Chesapeake Energy Corp., Gtd. Notes	5.750%	03/15/23	229	208,389
Chesapeake Energy Corp., Gtd. Notes(a)	6.125%	02/15/21	460	446,199
Chesapeake Energy Corp., Gtd. Notes, 144A	8.000%	01/15/25	450	449,999
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750%	02/15/20	2,096	2,253,199
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	6.250%	08/15/22	800	809,999
Concho Resources, Inc., Gtd. Notes	5.500%	04/01/23	1,125	1,164,375
Continental Resources, Inc., Gtd. Notes	3.800%	06/01/24	152	141,359
Continental Resources, Inc., Gtd. Notes(a)	4.500%	04/15/23	713	693,835
Diamondback Energy, Inc., Gtd. Notes, 144A	4.750%	11/01/24	263	264,552
Diamondback Energy, Inc., Gtd. Notes, 144A(a)	5.375%	05/31/25	925	948,125
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	7.000%	08/15/21	1,550	1,619,750
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	09/15/23	700	743,750
Ensco PLC, Sr. Unsec’d. Notes	4.500%	10/01/24	114	96,045
Ensco PLC, Sr. Unsec’d. Notes	5.200%	03/15/25	168	145,740
EP Energy LLC/Everest Acquisition Finance, Inc., Gtd. Notes	6.375%	06/15/23	282	216,435
EP Energy LLC/Everest Acquisition Finance, Inc., Gtd. Notes	7.750%	09/01/22	1,247	1,010,070
EP Energy LLC/Everest Acquisition Finance, Inc., Gtd. Notes(a)	9.375%	05/01/20	1,982	1,868,431
EP Energy LLC/Everest Acquisition Finance, Inc., Sec’d. Notes, 144A	8.000%	02/15/25	3,769	3,505,170
Halcon Resources Corp., Gtd. Notes, 144A(a)	6.750%	02/15/25	3,050	2,995,100
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	5.000%	12/01/24	640	600,000
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A(g)	5.750%	10/01/25	2,031	1,959,915
MEG Energy Corp. (Canada), Gtd. Notes, 144A(a)	6.375%	01/30/23	2,219	1,983,232
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.000%	03/31/24	638	571,010
MEG Energy Corp. (Canada), Sec’d. Notes, 144A(a)	6.500%	01/15/25	2,800	2,800,000
Nabors Industries, Inc., Gtd. Notes, 144A	5.500%	01/15/23	374	381,714
Newfield Exploration Co., Sr. Unsec’d. Notes	5.375%	01/01/26	1,750	1,827,700
Noble Holding International Ltd. (United Kingdom), Gtd. Notes	5.250%	03/15/42	35	23,450
Noble Holding International Ltd. (United Kingdom), Gtd. Notes	6.200%	08/01/40	232	167,040
Noble Holding International Ltd. (United Kingdom), Gtd. Notes(a)	7.750%	01/15/24	1,264	1,213,440

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Oasis Petroleum, Inc., Gtd. Notes	6.875%	01/15/23	38	$38,665
Parker Drilling Co., Gtd. Notes	6.750%	07/15/22	961	852,888
Parker Drilling Co., Gtd. Notes(a)	7.500%	08/01/20	134	125,290
PBF Holding Co. LLC/PBF Finance Corp., Sr. Sec’d. Notes(a)	7.000%	11/15/23	500	501,250
Precision Drilling Corp. (Canada), Gtd. Notes	6.500%	12/15/21	450	448,974
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	7.750%	12/15/23	950	999,875
QEP Resources, Inc., Sr. Unsec’d. Notes(a)	5.250%	05/01/23	465	455,881
Range Resources Corp., Gtd. Notes	4.875%	05/15/25	333	318,848
Range Resources Corp., Gtd. Notes, 144A(a)	5.000%	08/15/22	300	297,000
Range Resources Corp., Gtd. Notes, 144A	5.000%	03/15/23	1,252	1,233,220
Range Resources Corp., Gtd. Notes, 144A	5.875%	07/01/22	3,640	3,749,200
Rice Energy, Inc., Gtd. Notes(a)	6.250%	05/01/22	300	309,000
Rice Energy, Inc., Gtd. Notes(a)	7.250%	05/01/23	2,275	2,422,875
Rowan Cos., Inc., Gtd. Notes(a)	7.375%	06/15/25	652	655,260
RSP Permian, Inc., Gtd. Notes, 144A	5.250%	01/15/25	1,545	1,556,588
Shelf Drilling Holdings Ltd. (United Arab Emirates), Sec’d. Notes, 144A	9.500%	11/02/20	970	906,520
SM Energy Co., Sr. Unsec’d. Notes(a)	5.000%	01/15/24	785	741,825
SM Energy Co., Sr. Unsec’d. Notes(a)	5.625%	06/01/25	432	413,424
SM Energy Co., Sr. Unsec’d. Notes	6.500%	01/01/23	31	31,465
Stone Energy Corp., Sec’d. Notes	7.500%	05/31/22	65	62,936
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.250%	04/15/21	595	606,900
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.375%	04/01/23	3,100	3,146,500
Tesoro Corp., Gtd. Notes, 144A	4.750%	12/15/23	900	928,881
Tesoro Corp., Gtd. Notes, 144A	5.125%	12/15/26	1,550	1,625,950
Transocean, Inc., Gtd. Notes(a)	5.550%	10/15/22	373	350,853
Transocean, Inc., Gtd. Notes(a)	6.800%	03/15/38	842	692,545
Transocean, Inc., Gtd. Notes	9.100%	12/15/41	173	165,215
Transocean, Inc., Gtd. Notes, 144A(a)	9.000%	07/15/23	2,277	2,430,698
Tullow Oil PLC (United Kingdom), Gtd. Notes, 144A	6.000%	11/01/20	1,175	1,136,813
Ultra Petroleum Corp., Sr. Unsec’d. Notes, 144A(i)	6.125%	10/01/24	488	346,480
W&T Offshore, Inc., Gtd. Notes	8.500%	06/15/19	421	339,958
Western Refining Logistics LP/WNRL Finance Corp., Gtd. Notes	7.500%	02/15/23	1,001	1,076,075
Western Refining, Inc., Gtd. Notes	6.250%	04/01/21	1,385	1,431,744
Whiting Petroleum Corp., Gtd. Notes(a)	5.750%	03/15/21	590	584,100
Whiting Petroleum Corp., Gtd. Notes(a)	6.250%	04/01/23	66	65,670
WPX Energy, Inc., Sr. Unsec’d. Notes	5.250%	09/15/24	177	171,248
WPX Energy, Inc., Sr. Unsec’d. Notes(a)	6.000%	01/15/22	2,075	2,111,313
WPX Energy, Inc., Sr. Unsec’d. Notes(a)	7.500%	08/01/20	750	795,000
WPX Energy, Inc., Sr. Unsec’d. Notes	8.250%	08/01/23	550	611,875

				78,302,124

Oil & Gas Exploration & Production — 0.0%
Penn VA Corp. Escrow, Gtd. Notes^	— %	12/31/99	135	2,025
Penn VA Corp. Escrow, Notes^	— %	12/31/99	610	9,150

				11,175

Oil & Gas Services — 0.6%
Archrock Partners LP/Archrock Partners Finance Corp., Gtd. Notes	6.000%	10/01/22	360	354,600
CSI Compressco LP/CSI Compressco Finance, Inc., Gtd. Notes	7.250%	08/15/22	560	531,999

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas Services (cont’d.)
KCA Deutag UK Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	9.875%	04/01/22	303	$310,954
Sea Trucks Group Ltd. (Nigeria), Sr. Sec’d. Notes, RegS, 144A	9.000%	03/26/18	1,170	427,049
SemGroup LP, Gtd. Notes*^(g)(i)	— %	12/31/49	2,555	26
SESI LLC, Gtd. Notes(a)	7.125%	12/15/21	1,042	1,055,025
Transocean Proteus Ltd., Sr. Sec’d. Notes, 144A	6.250%	12/01/24	449	463,593
Trinidad Drilling Ltd. (Canada), Gtd. Notes, 144A	6.625%	02/15/25	416	415,480
Weatherford International LLC, Gtd. Notes	6.800%	06/15/37	66	63,525
Weatherford International Ltd., Gtd. Notes	4.500%	04/15/22	499	477,793
Weatherford International Ltd., Gtd. Notes	5.950%	04/15/42	182	158,340
Weatherford International Ltd., Gtd. Notes	6.500%	08/01/36	665	628,425
Weatherford International Ltd., Gtd. Notes	6.750%	09/15/40	104	98,800
Weatherford International Ltd., Gtd. Notes	7.000%	03/15/38	718	692,870
Weatherford International Ltd., Gtd. Notes	7.750%	06/15/21	146	157,315
Weatherford International Ltd., Gtd. Notes	8.250%	06/15/23	328	356,700
Weatherford International Ltd., Gtd. Notes, 144A(a)	9.875%	02/15/24	1,150	1,331,125

				7,523,619

Packaging & Containers — 2.0%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, PIK, 144A	7.125%	09/15/23	1,825	1,879,749
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.000%	06/30/21	600	617,999
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.000%	02/15/25	1,100	1,112,375
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.750%	01/31/21	800	827,519
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	7.250%	05/15/24	3,575	3,825,249
Ball Corp., Gtd. Notes	5.000%	03/15/22	475	501,125
Ball Corp., Gtd. Notes	5.250%	07/01/25	516	546,315
Berry Plastics Corp., Sec’d. Notes	5.125%	07/15/23	800	819,999
Berry Plastics Corp., Sec’d. Notes(a)	6.000%	10/15/22	300	317,249
BWAY Holding Co., Sr. Sec’d. Notes, 144A	5.500%	04/15/24	810	816,585
Coveris Holdings SA (Luxembourg), Gtd. Notes, 144A	7.875%	11/01/19	1,950	1,920,750
Flex Acquisition Co., Inc., Sr. Unsec’d. Notes, 144A	6.875%	01/15/25	142	145,067
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	5.375%	01/15/25	600	609,000
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.375%	08/15/25	464	495,901
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A	9.500%	08/15/19	1,400	1,120,000
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A(a)(g)	6.500%	10/01/21	3,225	3,305,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA (New Zealand), Gtd. Notes, 144A(a)	7.000%	07/15/24	1,725	1,846,829
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA (New Zealand), Sr. Sec’d. Notes	5.750%	10/15/20	550	565,818

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA (New Zealand), Sr. Sec’d. Notes, 144A	5.125%		07/15/23	730	$750,075
Sealed Air Corp., Gtd. Notes, 144A	4.875%		12/01/22	550	573,029
Sealed Air Corp., Gtd. Notes, 144A	5.125%		12/01/24	965	1,002,394
Sealed Air Corp., Gtd. Notes, 144A	5.250%		04/01/23	775	813,750

					24,412,402

Pharmaceuticals — 2.7%
Endo Finance LLC, Gtd. Notes, 144A(a)	5.750%		01/15/22	3,064	2,788,240
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	5.375%	(c)	01/15/23	1,050	906,276
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A(a)	7.250%	(c)	01/15/22	789	745,605
Endo Ltd./Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000%		07/15/23	2,966	2,595,250
Endo Ltd./Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000%	(c)	02/01/25	1,075	916,438
Horizon Pharma, Inc., Gtd. Notes(a)	6.625%		05/01/23	1,675	1,641,500
Horizon Pharma, Inc./Horizon Pharma USA, Inc., Gtd. Notes, 144A(a)	8.750%		11/01/24	850	885,063
Nature’s Bounty Co. (The), Sr. Unsec’d. Notes, 144A(a)(g)	7.625%		05/15/21	2,660	2,799,650
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	5.375%		03/15/20	1,170	1,047,150
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.500%		03/01/23	371	285,670
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.625%		12/01/21	277	222,985
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.875%		05/15/23	3,518	2,730,848
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	6.125%		04/15/25	3,745	2,883,650
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	6.375%		10/15/20	1,468	1,328,540
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.750%		08/15/18	365	365,457
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	6.750%		08/15/21	550	474,375
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	7.000%		10/01/20	983	894,530
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	7.250%		07/15/22	525	447,563
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	7.500%		07/15/21	4,650	4,074,563
Valeant Pharmaceuticals International, Inc., Sr. Sec’d. Notes, 144A	6.500%		03/15/22	909	935,134
Valeant Pharmaceuticals International, Inc., Sr. Sec’d. Notes, 144A	7.000%		03/15/24	605	620,881
Vizient, Inc., Sr. Unsec’d. Notes, 144A	10.375%		03/01/24	2,650	3,024,313

					32,613,681

Pipelines — 1.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.375%		09/15/24	700	710,499

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Gtd. Notes, 144A	6.125%	11/15/22	280	$283,499
Cheniere Corpus Christi Holdings LLC, Sr. Sec’d. Notes, 144A.	5.875%	03/31/25	975	1,016,438
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes, 144A	5.750%	04/01/25	466	475,903
DCP Midstream Operating LP, Gtd. Notes	3.875%	03/15/23	875	840,000
DCP Midstream Operating LP, Gtd. Notes	4.950%	04/01/22	183	184,830
DCP Midstream Operating LP, Gtd. Notes, 144A	4.750%	09/30/21	148	150,516
DCP Midstream Operating LP, Gtd. Notes, 144A	5.350%	03/15/20	40	41,400
DCP Midstream Operating LP, Gtd. Notes, 144A	6.750%	09/15/37	390	419,250
Energy Transfer Equity LP, Sr. Sec’d. Notes	5.875%	01/15/24	1,310	1,391,875
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	5.625%	06/15/24	189	184,748
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.000%	05/15/23	416	418,080
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.750%	08/01/22	295	304,145
Holly Energy Partners LP/Holly Energy Finance Corp., Gtd. Notes, 144A	6.000%	08/01/24	444	465,090
Martin Midstream Partners LP/Martin Midstream Finance Corp., Gtd. Notes	7.250%	02/15/21	290	292,900
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	9.625%	06/01/19	220	227,700
NuStar Logistics LP, Gtd. Notes(a)	4.800%	09/01/20	323	326,844
NuStar Logistics LP, Gtd. Notes	6.750%	02/01/21	347	367,820
ONEOK, Inc., Sr. Unsec’d. Notes	4.250%	02/01/22	372	379,440
ONEOK, Inc., Sr. Unsec’d. Notes	7.500%	09/01/23	99	115,598
PBF Logistics LP/PBF Logistics Finance Corp., Gtd. Notes	6.875%	05/15/23	281	284,513
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A(g)	5.625%	04/15/20	2,139	2,251,298
Rose Rock Midstream LP/Rose Rock Finance Corp., Gtd. Notes	5.625%	07/15/22	140	138,338
Rose Rock Midstream LP/Rose Rock Finance Corp., Gtd. Notes	5.625%	11/15/23	656	642,880
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Gtd. Notes	5.500%	08/15/22	293	293,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Gtd. Notes(a)	5.750%	04/15/25	442	439,790
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500%	09/15/24	465	467,325
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	4.250%	11/15/23	226	220,915
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.250%	05/01/23	1,037	1,060,333
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.375%	08/01/22	204	210,375
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.750%	03/15/24	1,500	1,627,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A	5.125%	02/01/25	99	101,970
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A(a)	5.375%	02/01/27	675	698,625
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	5.250%	01/15/25	455	475,475
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	5.500%	10/15/19	87	91,785

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	5.875%	10/01/20	616	$632,940
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.125%	10/15/21	50	52,313
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.250%	10/15/22	1,175	1,241,094
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.375%	05/01/24	1,220	1,320,650
Williams Cos., Inc. (The), Sr. Unsec’d. Notes(a)	3.700%	01/15/23	545	535,463
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.750%	06/24/44	355	356,775
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	7.500%	01/15/31	40	46,600
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	7.750%	06/15/31	283	332,525

				22,119,057

Real Estate — 0.3%
Crescent Communities LLC/Crescent Ventures, Inc., Sr. Sec’d. Notes, 144A	8.875%	10/15/21	1,925	2,002,000
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A(g)	8.250%	12/01/22	1,975	2,130,531

				4,132,531

Real Estate Investment Trusts (REITs) — 1.2%
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes, 144A	5.000%	03/15/24	361	370,928
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes, 144A	5.375%	03/15/27	221	223,210
Equinix, Inc., Sr. Unsec’d. Notes	5.375%	01/01/22	802	844,105
Equinix, Inc., Sr. Unsec’d. Notes	5.375%	05/15/27	1,135	1,171,888
Equinix, Inc., Sr. Unsec’d. Notes	5.750%	01/01/25	450	475,875
Equinix, Inc., Sr. Unsec’d. Notes	5.875%	01/15/26	249	264,874
ESH Hospitality, Inc., Gtd. Notes, 144A	5.250%	05/01/25	478	481,881
FelCor Lodging LP, Gtd. Notes	6.000%	06/01/25	950	992,750
Iron Mountain, Inc., Gtd. Notes(a)	5.750%	08/15/24	690	703,800
Iron Mountain, Inc., Gtd. Notes, 144A	6.000%	10/01/20	306	320,535
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc., Gtd. Notes	4.500%	09/01/26	1,425	1,382,250
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc., Gtd. Notes	5.625%	05/01/24	855	902,025
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.250%	08/01/26	1,050	1,034,250
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	6.375%	03/01/24	975	1,048,125
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/21	600	609,000
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes(a)	5.000%	04/15/23	1,675	1,700,125
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%	06/01/23	400	394,000
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes(a)	5.500%	02/01/21	425	437,750
SBA Communications Corp., Sr. Unsec’d. Notes, 144A	4.875%	09/01/24	450	444,285
Uniti Group, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	6.000%	04/15/23	660	684,749

				14,486,405

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail — 4.1%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	6.000%		04/01/22	1,680	$1,743,001
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A	4.625%		01/15/22	240	245,700
Brinker International, Inc., Gtd. Notes, 144A	5.000%		10/01/24	900	888,749
Caleres, Inc., Gtd. Notes	6.250%		08/15/23	1,175	1,224,938
CEC Entertainment, Inc., Gtd. Notes	8.000%		02/15/22	2,350	2,446,938
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(g)	6.125%		03/15/20	1,168	443,839
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000%		03/15/19	3,882	1,552,799
CST Brands, Inc., Gtd. Notes	5.000%		05/01/23	700	722,749
Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes(a)	6.750%	(c)	06/15/23	702	659,880
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes(a)	6.500%		05/01/21	750	712,500
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes(a)	6.750%		01/15/22	1,000	945,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%		06/15/20	150	143,625
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes, 144A	8.625%		06/15/20	1,600	1,532,000
Guitar Center, Inc., Sr. Sec’d. Notes, 144A	6.500%		04/15/19	317	266,280
Hot Topic, Inc., Sr. Sec’d. Notes, 144A(g)	9.250%		06/15/21	1,950	1,891,500
JC Penney Corp., Inc., Sr. Sec’d. Notes, 144A	5.875%		07/01/23	1,070	1,070,000
Jo-Ann Stores LLC, Sr. Unsec’d. Notes, 144A	8.125%		03/15/19	224	223,440
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Gtd. Notes, 144A	5.000%		06/01/24	545	556,581
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Gtd. Notes, 144A	5.250%		06/01/26	1,885	1,917,988
L Brands, Inc., Gtd. Notes	6.750%		07/01/36	3,150	3,001,320
L Brands, Inc., Gtd. Notes	6.875%		11/01/35	125	120,625
Landry’s, Inc., Sr. Unsec’d. Notes, 144A(g)	6.750%		10/15/24	3,120	3,237,000
Men’s Wearhouse, Inc. (The), Gtd. Notes(a)	7.000%		07/01/22	2,075	1,841,563
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A(a)	8.000%		10/15/21	5,221	3,143,668
New Albertsons, Inc., Sr. Unsec’d. Notes	7.450%		08/01/29	99	93,803
New Albertsons, Inc., Sr. Unsec’d. Notes	7.750%		06/15/26	285	278,588
New Albertsons, Inc., Sr. Unsec’d. Notes(a)	8.000%		05/01/31	235	226,775
New Albertsons, Inc., Sr. Unsec’d. Notes	8.700%		05/01/30	750	742,499
Party City Holdings, Inc., Gtd. Notes, 144A(a)	6.125%		08/15/23	360	364,500
Penske Automotive Group, Inc., Gtd. Notes(a)	5.500%		05/15/26	907	888,860
PetSmart, Inc., Sr. Unsec’d. Notes, 144A(a)	7.125%		03/15/23	4,480	4,255,998
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A	10.250%		06/30/20	2,085	2,079,788
Rite Aid Corp., Gtd. Notes, 144A(a)	6.125%		04/01/23	5,575	5,526,219
Ruby Tuesday, Inc., Gtd. Notes	7.625%		05/15/20	1,225	1,188,250
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.500%		11/01/23	350	352,188
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625%		12/01/25	800	799,000
Sonic Automotive, Inc., Gtd. Notes, 144A	6.125%		03/15/27	150	150,188
Tops Holding LLC/Tops Markets II Corp., Sr.
Sec’d. Notes, 144A(g)	8.000%		06/15/22	2,113	1,732,660

					49,210,999

Semiconductors — 1.2%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes(a)	7.000%		07/01/24	391	416,415
Micron Technology, Inc., Sr. Sec’d. Notes, 144A	7.500%		09/15/23	1,636	1,826,186
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500%		02/01/25	320	332,000

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Semiconductors (cont’d.)
Micron Technology, Inc., Sr. Unsec’d. Notes	5.875%	02/15/22	67	$70,015
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/23	4,712	4,829,800
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.625%	01/15/26	1,745	1,836,613
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.125%	06/01/21	320	332,000
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625%	06/15/22	1,277	1,350,428
Sensata Technologies BV, Gtd. Notes, 144A	4.875%	10/15/23	2,165	2,169,049
Sensata Technologies BV, Gtd. Notes, 144A	5.000%	10/01/25	250	251,875
Sensata Technologies UK Financing Co. PLC, Gtd. Notes, 144A	6.250%	02/15/26	1,603	1,699,180

				15,113,561

Software — 4.3%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A(a)	8.125%	07/15/21	10,235	10,311,763
Boxer Parent Co., Inc., Sr. Unsec’d. Notes, PIK, 144A(a)	9.000%	10/15/19	3,850	3,840,375
Camelot Finance SA, Sr. Unsec’d. Notes, 144A	7.875%	10/15/24	850	894,625
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750%	03/01/25	1,075	1,101,875
CURO Financial Technologies Corp., Sr. Sec’d. Notes, 144A	12.000%	03/01/22	300	309,000
Donnelley Financial Solutions, Inc., Gtd. Notes, 144A	8.250%	10/15/24	310	320,075
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23	12,462	13,365,496
First Data Corp., Sec’d. Notes, 144A	5.750%	01/15/24	910	938,665
First Data Corp., Sr. Sec’d. Notes, 144A	5.000%	01/15/24	1,178	1,198,615
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl, Gtd. Notes, 144A	10.000%	11/30/24	2,310	2,512,126
Infor Software Parent LLC/Infor Software Parent,
Inc., Gtd. Notes, PIK, 144A(a)(g)	7.125%	05/01/21	4,762	4,869,146
Infor US, Inc., Gtd. Notes(g)	6.500%	05/15/22	3,643	3,743,547
Infor US, Inc., Sr. Sec’d. Notes, 144A	5.750%	08/15/20	455	473,064
Informatica LLC, Sr. Unsec’d. Notes, 144A(a)	7.125%	07/15/23	2,429	2,362,203
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%	08/15/20	691	702,678
Nuance Communications, Inc., Gtd. Notes, 144A	6.000%	07/01/24	1,695	1,754,325
Open Text Corp. (Canada), Gtd. Notes, 144A	5.875%	06/01/26	227	237,783
Quintiles IMS, Inc., Gtd. Notes, 144A	5.000%	10/15/26	300	301,125
Rackspace Hosting, Inc., Gtd. Notes, 144A(a)	8.625%	11/15/24	1,740	1,833,438
RP Crown Parent LLC, Sr. Sec’d. Notes, 144A	7.375%	10/15/24	875	912,188
Solera LLC/Solera Finance, Inc., Sr. Unsec’d. Notes, 144A(a)	10.500%	03/01/24	490	559,825

				52,541,937

Telecommunications — 7.4%
Aegis Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	10.250%	02/15/23	874	965,770
Avaya, Inc., Sec’d. Notes, 144A(g)(i)	10.500%	03/01/21	2,705	446,324
Avaya, Inc., Sr. Sec’d. Notes, 144A(a)(i)	7.000%	04/01/19	527	416,329
CenturyLink, Inc., Sr. Unsec’d. Notes(a)	6.875%	01/15/28	1,000	970,000
Cincinnati Bell, Inc., Gtd. Notes, 144A	7.000%	07/15/24	463	485,571
CommScope Technologies LLC, Gtd. Notes, 144A(a)	5.000%	03/15/27	337	336,478

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
CommScope Technologies LLC, Gtd. Notes, 144A	6.000%	06/15/25	723	$757,343
CommScope, Inc., Gtd. Notes, 144A	5.500%	06/15/24	692	715,576
Consolidated Communications, Inc., Gtd. Notes	6.500%	10/01/22	430	412,799
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/30/20	1,500	1,289,100
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%	03/01/23	1,750	1,561,875
Embarq Corp., Sr. Unsec’d. Notes	7.995%	06/01/36	5,420	5,392,900
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	6.250%	09/15/21	1,865	1,734,450
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	6.875%	01/15/25	800	662,000
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	8.500%	04/15/20	1,493	1,575,115
Frontier Communications Corp., Sr. Unsec’d. Notes	9.250%	07/01/21	1,510	1,525,100
Frontier Communications Corp., Sr. Unsec’d. Notes	10.500%	09/15/22	1,170	1,184,625
Frontier Communications Corp., Sr. Unsec’d. Notes	11.000%	09/15/25	4,379	4,258,578
Goodman Networks, Inc., Sr. Sec’d. Notes(i)	12.125%	07/01/18	1,310	517,450
GTT Escrow Corp., Gtd. Notes, 144A(a)	7.875%	12/31/24	880	913,000
Hughes Satellite Systems Corp., Gtd. Notes, 144A	6.625%	08/01/26	443	452,968
Hughes Satellite Systems Corp., Sr. Sec’d. Notes, 144A	5.250%	08/01/26	693	691,268
Inmarsat Finance PLC (United Kingdom), Gtd. Notes, 144A	6.500%	10/01/24	200	207,250
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500%	08/01/23	2,983	2,460,975
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(a)	7.250%	04/01/19	441	420,604
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	10/15/20	2,285	2,082,206
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.500%	04/01/21	810	727,988
Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	8.000%	02/15/24	1,427	1,512,620
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	7.750%	06/01/21	1,115	669,000
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	8.125%	06/01/23	1,505	909,584
Level 3 Financing, Inc., Gtd. Notes	5.125%	05/01/23	5	5,113
Level 3 Financing, Inc., Gtd. Notes	5.250%	03/15/26	3,212	3,228,060
Level 3 Financing, Inc., Gtd. Notes	5.375%	01/15/24	619	633,701
Level 3 Financing, Inc., Gtd. Notes	5.625%	02/01/23	286	296,010
Nokia OYJ (Finland), Sr. Unsec’d. Notes	5.375%	05/15/19	311	328,105
Nokia OYJ (Finland), Sr. Unsec’d. Notes	6.625%	05/15/39	318	337,478
ORBCOMM Inc., Sec’d. Notes, 144A^	8.000%	04/01/24	1,450	1,450,000
Qwest Capital Funding, Inc., Gtd. Notes	6.875%	07/15/28	222	210,623
Qwest Capital Funding, Inc., Gtd. Notes	7.750%	02/15/31	735	689,063
Qwest Corp., Sr. Unsec’d. Notes	7.250%	09/15/25	420	459,066
SoftBank Group Corp. (Japan), Gtd. Notes, 144A	4.500%	04/15/20	1,032	1,061,670
Sprint Capital Corp., Gtd. Notes(a)	6.875%	11/15/28	4,084	4,313,725
Sprint Capital Corp., Gtd. Notes	8.750%	03/15/32	1,286	1,546,415
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18	2,686	2,924,383

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Sprint Communications, Inc., Sr. Unsec’d. Notes(a)	7.000%	08/15/20	1,475	$1,583,781
Sprint Communications, Inc., Sr. Unsec’d. Notes	11.500%	11/15/21	243	304,965
Sprint Corp., Gtd. Notes(g)	7.125%	06/15/24	4,994	5,331,096
Sprint Corp., Gtd. Notes	7.250%	09/15/21	759	819,341
Sprint Corp., Gtd. Notes(a)(g)	7.625%	02/15/25	2,707	2,957,398
Sprint Corp., Gtd. Notes(a)(g)	7.875%	09/15/23	4,827	5,345,903
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, 144A	5.303%	05/30/24	1,100	1,112,375
T-Mobile USA, Inc., Gtd. Notes(a)	5.125%	04/15/25	459	475,065
T-Mobile USA, Inc., Gtd. Notes(a)	5.375%	04/15/27	307	316,978
T-Mobile USA, Inc., Gtd. Notes	6.000%	03/01/23	924	986,647
T-Mobile USA, Inc., Gtd. Notes	6.000%	04/15/24	208	221,780
T-Mobile USA, Inc., Gtd. Notes	6.125%	01/15/22	667	704,519
T-Mobile USA, Inc., Gtd. Notes	6.250%	04/01/21	747	770,344
T-Mobile USA, Inc., Gtd. Notes	6.375%	03/01/25	1,499	1,615,173
T-Mobile USA, Inc., Gtd. Notes(a)	6.500%	01/15/24	590	637,200
T-Mobile USA, Inc., Gtd. Notes	6.500%	01/15/26	1,502	1,644,690
T-Mobile USA, Inc., Gtd. Notes	6.625%	04/01/23	630	672,323
T-Mobile USA, Inc., Gtd. Notes(a)	6.633%	04/28/21	1,500	1,550,250
T-Mobile USA, Inc., Gtd. Notes	6.731%	04/28/22	951	983,905
T-Mobile USA, Inc., Gtd. Notes(a)	6.836%	04/28/23	529	566,030
West Corp., Gtd. Notes, 144A	5.375%	07/15/22	1,955	1,920,788
West Corp., Sr. Sec’d. Notes, 144A	4.750%	07/15/21	295	300,163
Wind Acquisition Finance SA (Italy), Sec’d. Notes, 144A	7.375%	04/23/21	4,280	4,451,200
Windstream Services LLC, Gtd. Notes(a)	7.500%	06/01/22	294	286,650
Windstream Services LLC, Gtd. Notes(a)	7.500%	04/01/23	387	363,780

				89,660,602

Textiles — 0.3%
Springs Industries, Inc., Sr. Sec’d. Notes	6.250%	06/01/21	3,130	3,216,075

Transportation — 0.6%
Bluewater Holding BV (Netherlands), Gtd. Notes, RegS, 144A	10.000%	12/10/19	2,100	1,553,999
Hornbeck Offshore Services, Inc., Gtd. Notes	5.000%	03/01/21	500	302,500
Hornbeck Offshore Services, Inc., Gtd. Notes	5.875%	04/01/20	920	588,800
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. (Monaco), Sr. Sec’d. Notes, 144A	7.375%	01/15/22	850	722,500
Ultrapetrol Bahamas Ltd. (Bahamas), Sr. Sec’d. Notes(g)(i)	8.875%	06/15/21	1,801	342,190
XPO Logistics, Inc., Gtd. Notes, 144A	6.125%	09/01/23	1,220	1,268,800
XPO Logistics, Inc., Gtd. Notes, 144A(a)	6.500%	06/15/22	2,900	3,045,000

				7,823,789

Trucking & Leasing — 0.1%
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.250%	08/15/22	300	312,000
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.500%	02/15/24	311	323,440

				635,440

TOTAL CORPORATE BONDS (cost $1,121,060,265)				1,126,055,051

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value

COMMON STOCKS — 0.3%

Electric Utilities — 0.3%
Vistra Energy Corp.(a)	179,373	$2,923,780

Independent Power & Renewable Electricity Producers — 0.0%
Dynegy, Inc.*	8,000	62,880

Oil & Gas Exploration & Production — 0.0%
Penn Virginia Corp.*	4,551	205,933
Penn Virginia Corp. NPV*	5,642	255,301

		461,234

Oil, Gas & Consumable Fuels — 0.0%
Sabine Oil & Gas Corp.*	239	8,126
Stone Energy Corp.*	5,464	119,334

		127,460

Wireless Telecommunication Services — 0.0%
NII Holdings, Inc.*	90,376	117,489

TOTAL COMMON STOCKS (cost $5,359,103)		3,692,843

PREFERRED STOCKS — 0.3%

Capital Markets — 0.0%
Goldman Sachs Group, Inc. (The), Series K, 6.375%(g)	26,000	734,240

Independent Power & Renewable Electricity Producers — 0.1%
Dynegy, Inc., Series A, CVT, 5.375%(g)	36,100	1,046,900

Insurance — 0.2%
XLIT Ltd. (Bermuda), Series D, 4.143%	2,550	2,212,125

TOTAL PREFERRED STOCKS (cost $4,603,186)		3,993,265

	Units

RIGHTS* — 0.0%

Oil & Gas Exploration & Production — 0.0%
Vistra Energy Corp.^ (cost $0)	179,373	201,795

WARRANTS* — 0.0%

Oil, Gas & Consumable Fuels — 0.0%
Sabine Oil & Gas Corp., expiring 04/13/26	759	4,175
Sabine Oil & Gas Corp., expiring 04/13/26	135	608

		4,783

Specialty Retail — 0.0%
Nebraska Book Holdings, Inc., expiring 06/29/19^(g)	5,983	—
Nebraska Book Holdings, Inc., expiring 06/29/19^(g)	2,792	—

		—

TOTAL WARRANTS (cost $6,123)		4,783

TOTAL LONG-TERM INVESTMENTS

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

		Value
(cost $1,162,026,762)		1,161,360,863

	Shares

SHORT-TERM INVESTMENTS — 24.3%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	31,510,331	$31,510,331
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $263,332,672; includes $263,102,005 of cash collateral for securities on loan)(b)(w)	263,272,038	263,324,693

TOTAL SHORT-TERM INVESTMENTS (cost $294,843,003)		294,835,024

TOTAL INVESTMENTS — 120.0%
(cost $1,456,869,765)		1,456,195,887
Liabilities in excess of other assets(z) — (20.0)%.		(242,663,248)

NET ASSETS — 100.0%		$1,213,532,639

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $4,798,826 and 0.4% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $257,187,023; cash collateral of $263,102,005 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.
(d)	Post maturity date.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $11,024,031. The aggregate value of $8,689,071 is approximately 0.7% of net assets.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $101,919,470 is approximately 8.4% of net assets.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
116	2 Year U.S. Treasury Notes	Jun. 2017	$25,095,484	$25,108,562	$13,078
130	10 Year U.S. Treasury Notes	Jun. 2017	16,182,344	16,193,125	10,781
47	20 Year U.S. Treasury Bonds	Jun. 2017	7,064,852	7,089,657	24,805
22	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	3,505,180	3,533,750	28,570

					$77,234

Cash of $690,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at March 31, 2017.

Credit default swap agreements outstanding at March 31, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swap on credit indices – Buy Protection(1):
CDX.NA.HY.27.V2	12/20/21	5.000%	41,580	$(2,735,651)	$(3,351,034)	$(615,383)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swap on credit indices – Sell Protection(2):
CDX.NA.HY.27.V2	12/20/21	5.000%	17,820	$1,256,310	$1,435,747	$179,437

Cash of $2,149,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared credit default swap contracts at March 31, 2017.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 -	unadjusted quoted prices generally in active markets for identical securities.

Level 2 -	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 -	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$24,463,354	$2,949,772
Corporate Bonds	—	1,124,407,792	1,647,259
Common Stocks	3,429,416	263,427	—
Preferred Stocks	3,993,265	—	—
Warrants	—	4,783	—
Rights	—	—	201,795
Affiliated Mutual Funds	294,835,024	—	—
Other Financial Instruments*
Futures Contracts	77,234	—	—
Centrally Cleared Credit Default Swap Agreements	—	(435,946)	—

Total	$302,334,939	$1,148,703,410	$4,798,826

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Credit contracts	$(435,946)
Equity contracts	206,578
Interest rate contracts	77,234

Total	$(152,134)

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%

COMMON STOCKS
Aerospace & Defense — 2.3%
Boeing Co. (The)	144,500	$25,556,270
Embraer SA (Brazil), ADR	384,400	8,487,552

		34,043,822

Auto Components — 1.7%
Adient PLC	153,600	11,162,111
Magna International, Inc. (Canada)	338,000	14,588,080

		25,750,191

Automobiles — 2.4%
General Motors Co.	598,700	21,170,032
Harley-Davidson, Inc.	120,000	7,260,000
Honda Motor Co. Ltd. (Japan), ADR(a)	238,800	7,226,088

		35,656,120

Banks — 14.9%
Bank of America Corp.	2,222,754	52,434,767
Citigroup, Inc.	1,259,860	75,364,825
Citizens Financial Group, Inc.	584,800	20,204,840
JPMorgan Chase & Co.	364,900	32,052,816
Wells Fargo & Co.	718,283	39,979,632

		220,036,880

Building Products — 2.0%
Johnson Controls International PLC	713,807	30,065,551

Capital Markets — 4.1%
Goldman Sachs Group, Inc. (The)	90,400	20,766,688
State Street Corp.	497,700	39,621,897

		60,388,585

Communications Equipment — 2.6%
Telefonaktiebolaget LM Ericsson (Sweden), ADR(a)	5,865,900	38,949,576

Consumer Finance — 2.6%
Capital One Financial Corp.	449,600	38,962,336

Containers & Packaging — 1.6%
International Paper Co.	470,800	23,907,224

Electric Utilities — 0.4%
PPL Corp.	162,800	6,087,092

Electronic Equipment, Instruments & Components — 3.9%
Corning, Inc.	1,549,300	41,831,100
TE Connectivity Ltd.	208,400	15,536,220

		57,367,320

Food & Staples Retailing — 1.2%
Wal-Mart Stores, Inc.	249,800	18,005,584

Health Care Equipment & Supplies — 1.6%
Medtronic PLC	99,600	8,023,776
Zimmer Biomet Holdings, Inc.	126,900	15,495,759

		23,519,535

Health Care Providers & Services — 3.3%
Anthem, Inc.	293,200	48,489,416

Independent Power & Renewable Electricity Producers — 2.5%
Calpine Corp.*(a)	2,667,800	29,479,190
NRG Energy, Inc.	370,500	6,928,350

		36,407,540

Industrial Conglomerates — 2.6%
Koninklijke Philips NV (Netherlands), NVDR	1,213,032	38,950,458

	Shares	Value
COMMON STOCKS (Continued)
Insurance — 6.6%
American International Group, Inc.	1,216,700	$75,958,581
Travelers Cos., Inc. (The)	184,000	22,179,360

		98,137,941

Machinery — 6.0%
CNH Industrial NV (United Kingdom)(a)	2,564,300	24,719,852
Cummins, Inc.	271,500	41,050,800
PACCAR, Inc.	108,700	7,304,640
Parker-Hannifin Corp.	95,400	15,294,528

		88,369,820

Media — 5.5%
CBS Corp. (Class B Stock)	283,400	19,656,624
Comcast Corp. (Class A Stock)	588,200	22,110,438
Discovery Communications, Inc. (Class A Stock)*(a)	1,052,300	30,611,407
Discovery Communications, Inc. (Class C Stock)*	312,000	8,832,720

		81,211,189

Multiline Retail — 0.6%
Target Corp.(a)	169,900	9,376,781

Oil, Gas & Consumable Fuels — 9.2%
Hess Corp.(a)	540,400	26,052,684
Marathon Oil Corp.	3,307,800	52,263,240
Murphy Oil Corp.(a)	1,063,000	30,391,170
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	514,093	27,108,124

		135,815,218

Pharmaceuticals — 4.1%
GlaxoSmithKline PLC (United Kingdom), ADR(a)	578,000	24,368,480
Sanofi (France), ADR(a)	791,300	35,806,325

		60,174,805

Professional Services — 0.5%
ManpowerGroup, Inc.	64,800	6,646,536

Software — 7.9%
Microsoft Corp.	883,450	58,184,017
Oracle Corp.	1,300,700	58,024,227

		116,208,244

Specialty Retail — 1.1%
Bed Bath & Beyond, Inc.(a)	424,600	16,754,716

Technology Hardware, Storage & Peripherals — 5.2%
Hewlett Packard Enterprise Co.	3,218,000	76,266,600

Wireless Telecommunication Services — 2.5%
Vodafone Group PLC (United Kingdom), ADR	1,370,745	36,228,790

TOTAL LONG-TERM INVESTMENTS (cost $1,290,342,932)		1,461,777,870

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 12.8%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	10,171,422	$10,171,422
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $178,638,135; includes $178,459,069 of cash collateral for securities on loan)(b)(w)	178,596,620	178,632,340

TOTAL SHORT-TERM INVESTMENTS (cost $188,809,557)		188,803,762

TOTAL INVESTMENTS — 111.7% (cost $1,479,152,489)		1,650,581,632
Liabilities in excess of other assets — (11.7)%		(172,651,117)

NET ASSETS — 100.0%		$1,477,930,515

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $174,252,050; cash collateral of $178,459,069 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	-	unadjusted quoted prices generally in active markets for identical securities.

Level 2	-	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	-	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$34,043,822	$—	$—
Auto Components	25,750,191	—	—
Automobiles	35,656,120	—	—
Banks	220,036,880	—	—
Building Products	30,065,551	—	—
Capital Markets	60,388,585	—	—
Communications Equipment	38,949,576	—	—
Consumer Finance	38,962,336	—	—
Containers & Packaging	23,907,224	—	—
Electric Utilities	6,087,092	—	—
Electronic Equipment, Instruments & Components	57,367,320	—	—
Food & Staples Retailing	18,005,584	—	—
Health Care Equipment & Supplies	23,519,535	—	—
Health Care Providers & Services	48,489,416	—	—
Independent Power & Renewable Electricity Producers	36,407,540	—	—
Industrial Conglomerates	38,950,458	—	—
Insurance	98,137,941	—	—
Machinery	88,369,820	—	—
Media	81,211,189	—	—
Multiline Retail	9,376,781	—	—
Oil, Gas & Consumable Fuels	135,815,218	—	—
Pharmaceuticals	60,174,805	—	—
Professional Services	6,646,536	—	—
Software	116,208,244	—	—
Specialty Retail	16,754,716	—	—
Technology Hardware, Storage & Peripherals	76,266,600	—	—
Wireless Telecommunication Services	36,228,790	—	—
Affiliated Mutual Funds	188,803,762	—	—

Total	$1,650,581,632	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

AST INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS — 94.9%
Argentina — 1.4%
MercadoLibre, Inc.(a)	145,685	$30,808,007

Australia — 1.8%
BHP Billiton PLC	694,337	10,709,375
Brambles Ltd.	325,974	2,327,929
Insurance Australia Group Ltd.	2,239,839	10,349,485
Macquarie Group Ltd.	176,392	12,152,832
Ramsay Health Care Ltd.	63,416	3,385,289

		38,924,910

Austria — 0.3%
ANDRITZ AG(a)	144,725	7,238,189

Brazil — 1.1%
Cielo SA	753,700	6,832,558
Raia Drogasil SA	885,963	16,688,570

		23,521,128

Canada — 4.2%
Alimentation Couche-Tard, Inc. (Class B Stock)	199,200	8,999,463
Brookfield Asset Management, Inc. (Class A Stock)	386,641	14,096,931
Canadian National Railway Co.	190,260	14,043,630
Constellation Software, Inc.	23,518	11,556,952
First Quantum Minerals Ltd.	413,189	4,390,240
Home Capital Group, Inc.(a)	195,100	3,818,816
Peyto Exploration & Development Corp.(a)	217,200	4,466,985
Suncor Energy, Inc.	631,281	19,382,038
Toronto-Dominion Bank (The)	254,483	12,746,635

		93,501,690

China — 8.4%
Alibaba Group Holding Ltd., ADR*(a)	688,389	74,228,986
Baidu, Inc., ADR*	133,801	23,083,349
China Merchants Bank Co. Ltd. (Class H Stock)	3,818,500	10,105,160
NetEase, Inc., ADR	35,889	10,192,475
Tencent Holdings Ltd.	2,297,901	66,201,427

		183,811,397

Denmark — 0.3%
Nets A/S, 144A*	363,435	5,859,467

Finland — 0.5%
Sampo OYJ (Class A Stock)	226,729	10,758,498

France — 10.7%
Air Liquide SA	59,592	6,804,159
Arkema SA	186,639	18,372,951
BNP Paribas SA	263,378	17,526,296
Dassault Systemes SE	212,867	18,411,301
Elior Group, 144A(a)	234,350	5,309,635
Kering	95,417	24,662,026
LVMH Moet Hennessy Louis Vuitton SE	166,780	36,657,095
Pernod Ricard SA	71,075	8,402,566
Publicis Groupe SA	84,494	5,899,408
Schneider Electric SE	107,200	7,875,874
Sodexo SA	59,660	7,009,857
SPIE SA	322,240	7,765,261
TOTAL SA	400,621	20,256,825

	Shares	Value
COMMON STOCKS (Continued)
France (cont’d.)
Valeo SA.	765,160	$50,899,925

		235,853,179

Germany — 7.9%
adidas AG	248,642	47,299,824
Brenntag AG	112,950	6,330,495
Continental AG	38,665	8,477,338
CTS Eventim AG & Co. KGaA	92,045	3,560,649
Deutsche Boerse AG*	75,515	6,919,946
Fresenius SE & Co. KGaA	331,560	26,642,916
GEA Group AG	96,780	4,111,566
Infineon Technologies AG	1,692,421	34,639,446
Rational AG	8,509	3,968,988
SAP SE, ADR(a)	150,100	14,735,317
Siemens AG	124,645	17,072,955

		173,759,440

Hong Kong — 2.2%
AIA Group Ltd.	3,264,236	20,603,718
Sands China Ltd.	1,585,200	7,348,338
Techtronic Industries Co. Ltd.	5,147,477	20,838,434

		48,790,490

India — 2.3%
HDFC Bank Ltd., ADR	302,102	22,724,112
Hero MotoCorp Ltd.	175,319	8,699,892
Housing Development Finance Corp. Ltd.	409,686	9,478,251
Tata Motors Ltd.	1,339,792	9,609,241

		50,511,496

Ireland — 1.4%
AerCap Holdings NV*	182,900	8,407,913
Kingspan Group PLC	355,701	11,362,930
Ryanair Holdings PLC, ADR*	139,894	11,608,404

		31,379,247

Israel — 0.9%
Bezeq The Israeli Telecommunication Corp. Ltd.	4,137,685	7,431,032
Check Point Software Technologies Ltd.*(a)	131,400	13,489,524

		20,920,556

Italy — 2.1%
Azimut Holding SpA	337,645	5,863,358
Brembo SpA	207,938	15,383,331
Brunello Cucinelli SpA(a)	507,562	12,077,711
Brunello Cucinelli SpA, 144A(a)(g)	92,454	2,199,993
Luxottica Group SpA	183,772	10,141,760

		45,666,153

Japan — 10.3%
Daikin Industries Ltd.	223,991	22,586,855
FANUC Corp.	68,700	14,143,360
Fuji Heavy Industries Ltd.	308,867	11,328,713
Hoya Corp.	176,700	8,536,517
Kansai Paint Co. Ltd.	474,400	10,124,331
Kao Corp.	119,900	6,584,495
Keyence Corp.	138,325	55,492,225
Kose Corp.	34,300	3,117,215
Mitsubishi UFJ Financial Group, Inc.	1,838,300	11,579,760

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Nabtesco Corp.	142,100	$3,781,310
Nippon Prologis REIT, Inc., REIT	3,265	7,077,497
Nitori Holdings Co. Ltd.	81,700	10,375,832
ORIX Corp.	671,990	9,974,037
Park24 Co. Ltd.	109,700	2,882,279
Santen Pharmaceutical Co. Ltd.	550,500	7,996,113
Shionogi & Co. Ltd.	400,517	20,733,802
SMC Corp.	34,300	10,168,736
Toyota Motor Corp.	194,700	10,567,897

		227,050,974

Luxembourg — 0.3%
Tenaris SA	392,209	6,782,242

Netherlands — 4.1%
ASML Holding NV	325,090	43,137,267
Heineken NV	57,775	4,916,574
Koninklijke Ahold Delhaize NV	440,466	9,412,711
Koninklijke Philips NV	326,149	10,477,332
NXP Semiconductors NV*	82,500	8,538,750
Royal Dutch Shell PLC (Class A Stock)	500,628	13,180,783

		89,663,417

Norway — 0.1%
Statoil ASA	161,295	2,772,428

South Africa — 0.3%
Bid Corp. Ltd.(a)	323,378	6,237,830

Spain — 2.7%
Amadeus IT Group SA	202,257	10,248,111
Banco Bilbao Vizcaya Argentaria SA	520,989	4,044,281
Industria de Diseno Textil SA	1,277,323	44,983,073

		59,275,465

Sweden — 3.3%
Atlas Copco AB (Class A Stock)	1,036,487	36,535,211
Hexagon AB (Class B Stock)	657,575	26,391,609
Nordea Bank AB	826,920	9,434,197

		72,361,017

Switzerland — 6.8%
Cie Financiere Richemont SA	69,995	5,533,957
Geberit AG	25,101	10,816,297
Givaudan SA	11,220	20,207,762
Julius Baer Group Ltd.*	146,305	7,308,818
Lonza Group AG*	48,616	9,189,455
Novartis AG	128,465	9,539,498
Partners Group Holding AG	34,196	18,377,384
Roche Holding AG	53,305	13,631,885
SGS SA	5,415	11,548,134
Sonova Holding AG	59,875	8,305,566
Straumann Holding AG	27,817	12,893,129
UBS Group AG	485,755	7,764,606
Wolseley PLC	224,720	14,148,677

		149,265,168

Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,217,000	13,901,993

Thailand — 0.8%
CP ALL PCL	10,469,323	17,975,702

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom — 12.4%
Ashtead Group PLC	939,484	$19,446,600
ASOS PLC*	178,280	13,482,157
BAE Systems PLC	1,776,921	14,300,976
Barclays PLC	3,012,420	8,503,384
Bunzl PLC	357,799	10,399,581
Compass Group PLC	1,134,697	21,423,270
DCC PLC	84,690	7,455,449
Experian PLC	648,924	13,238,833
Howden Joinery Group PLC	1,361,785	7,397,938
Johnson Matthey PLC	247,422	9,546,024
Lloyds Banking Group PLC	12,266,520	10,201,813
Micro Focus International PLC	228,785	6,525,928
Prudential PLC	316,279	6,680,843
RELX PLC	1,157,127	22,654,364
Spectris PLC	239,246	7,480,095
St. James’s Place PLC	2,791,280	37,154,487
TalkTalk Telecom Group PLC(a)	2,179,205	5,163,636
Travis Perkins PLC	375,660	7,126,623
Unilever NV, CVA	133,900	6,648,042
Worldpay Group LLC, 144A(g)	914,771	3,382,106
Worldpay Group PLC	5,936,976	21,950,283
WPP PLC	581,055	12,736,163

		272,898,595

United States — 7.7%
Albemarle Corp.	225,077	23,777,134
Aon PLC	106,800	12,676,092
Broadcom Ltd.	134,459	29,441,143
JPMorgan Chase & Co.	327,379	28,756,971
Mobileye NV*	37,300	2,290,220
Nielsen Holdings PLC	179,100	7,398,621
Samsonite International SA	2,040,800	7,434,428
Schlumberger Ltd.	157,025	12,263,653
Sensata Technologies Holding NV*(a)	153,900	6,720,813
Shire PLC	395,925	23,069,351
TE Connectivity Ltd.	88,200	6,575,310
Yum China Holdings, Inc.*	338,571	9,209,131

		169,612,867

TOTAL COMMON STOCKS (cost $1,802,063,696)		2,089,101,545

	Units
PARTICIPATORY NOTE† — 0.9%
India
GS Maruti Suzuki India Ltd., Private Placement, expiring 07/26/17, 144A(g) (cost $13,919,848)	209,453	19,440,044

	Shares
PREFERRED STOCKS — 1.8%
Brazil — 0.5%
Itau Unibanco Holding SA (PRFC)	935,649	11,357,140

Germany — 1.3%
Henkel AG & Co. KGaA (PRFC)*	79,970	10,250,199

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Germany (cont’d.)
Sartorius AG (PRFC)	190,734	$16,728,464

		26,978,663

TOTAL PREFERRED STOCKS (cost $35,103,335)		38,335,803

TOTAL LONG-TERM INVESTMENTS (cost $1,851,086,879)		2,146,877,392

SHORT-TERM INVESTMENTS — 8.4%
AFFILIATED MUTUAL FUNDS — 7.6%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	20,760,223	20,760,223
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $147,248,963; includes $147,070,311 of cash collateral for securities on loan)(b)(w)	147,216,955	147,246,398

TOTAL AFFILIATED MUTUAL FUNDS (cost $168,009,185)		168,006,621

UNAFFILIATED FUND — 0.8%
BlackRock Liquidity Funds FedFund Portfolio (cost $17,537,015)	17,537,015	17,537,015

TOTAL SHORT-TERM INVESTMENTS (cost $185,546,200)		185,543,636

Value
TOTAL INVESTMENTS — 106.0% (cost $2,036,633,079)	$2,332,421,028
Liabilities in excess of other assets — (6.0)%	(131,646,366)

NET ASSETS — 100.0%	$2,200,774,662

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
†	Participatory notes represented 0.9% of net assets, of which the Portfolio attributed 0.9% to Goldman Sachs & Co. as counterparty to the security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $141,589,642; cash collateral of $147,070,311 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $25,022,143 is approximately 1.1% of net assets.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$30,808,007	$—	$—
Australia	—	38,924,910	—
Austria	—	7,238,189	—
Brazil	23,521,128	—	—
Canada	93,501,690	—	—
China	107,504,810	76,306,587	—
Denmark	—	5,859,467	—
Finland	—	10,758,498	—
France	—	235,853,179	—
Germany	14,735,317	159,024,123	—
Hong Kong	—	48,790,490	—
India	22,724,112	27,787,384	—
Ireland	20,016,317	11,362,930	—
Israel	13,489,524	7,431,032	—
Italy	—	45,666,153	—
Japan	—	227,050,974	—
Luxembourg	—	6,782,242	—
Netherlands	8,538,750	81,124,667	—
Norway	—	2,772,428	—
South Africa	—	6,237,830	—
Spain	—	59,275,465	—
Sweden	—	72,361,017	—
Switzerland	—	149,265,168	—
Taiwan	—	13,901,993	—
Thailand	17,975,702	—	—
United Kingdom	—	272,898,595	—
United States	139,109,088	30,503,779	—
Participatory Notes
India	—	19,440,044	—
Preferred Stock
Brazil	11,357,140	—	—
Germany	—	26,978,663	—
Affiliated Mutual Funds	168,006,621	—	—
Unaffiliated Fund	17,537,015	—	—

Total	$688,825,221	$1,643,595,807	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2017 were as follows:

Internet Software & Services	9.3%
Affiliated Mutual Funds (6.7% represents investments purchased with collateral from securities on loan)	7.6
Banks	6.7
Textiles, Apparel & Luxury Goods	6.6
Semiconductors & Semiconductor Equipment	5.9
Insurance	4.5
Electronic Equipment, Instruments & Components	4.4
Chemicals	4.0
Machinery	3.6
Auto Components	3.4
Trading Companies & Distributors	3.3
Capital Markets	3.3
Software	3.0
Oil, Gas & Consumable Fuels	2.7
Automobiles	2.7
Food & Staples Retailing	2.7
Specialty Retail	2.5
Professional Services	2.5
Pharmaceuticals	2.4
Hotels, Restaurants & Leisure	2.3
IT Services	2.2
Health Care Equipment & Supplies	2.1

Building Products	2.0%
Industrial Conglomerates	1.6
Health Care Providers & Services	1.4
Biotechnology	1.1
Media	1.0
Household Durables	0.9
Energy Equipment & Services	0.9
Unaffiliated Mutual Fund	0.8
Personal Products	0.7
Metals & Mining	0.7
Electrical Equipment	0.7
Aerospace & Defense	0.7
Road & Rail	0.6
Internet & Direct Marketing Retail	0.6
Beverages	0.6
Thrifts & Mortgage Finance	0.6
Diversified Telecommunication Services	0.6
Airlines	0.5
Household Products	0.5
Diversified Financial Services	0.5
Life Sciences Tools & Services	0.4
Construction & Engineering	0.4
Equity Real Estate Investment Trusts (REITs)	0.3
Commercial Services & Supplies	0.2

106.0
Liabilities in excess of other assets	(6.0)

100.0%

AST INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.6%
COMMON STOCKS — 95.6%
Australia — 5.1%
Ausdrill Ltd.	793,540	$861,091
Australia & New Zealand Banking Group Ltd.	298,300	7,242,928
Bendigo & Adelaide Bank Ltd.	547,900	5,076,219
BHP Billiton PLC	1,097,132	16,922,039
Caltex Australia Ltd.	653,097	14,715,330
CSR Ltd.	1,070,300	3,685,868
Downer EDI Ltd.	1,505,900	6,664,170
Fortescue Metals Group Ltd.	897,300	4,273,988
Harvey Norman Holdings Ltd.(a)	999,300	3,456,375
LendLease Group	707,400	8,413,423
Metcash Ltd.*	2,725,199	5,140,010
Mineral Resources Ltd.	497,700	4,084,910
Myer Holdings Ltd.(a)	3,255,300	3,021,525
National Australia Bank Ltd.	269,136	6,852,841
Primary Health Care Ltd.	407,700	1,111,875
Qantas Airways Ltd.	1,938,002	5,759,442
Seven Group Holdings Ltd.(a)	256,100	2,094,865
Wesfarmers Ltd.	199,600	6,871,820

		106,248,719

Austria — 0.7%
OMV AG	223,900	8,823,767
voestalpine AG	144,800	5,694,770

		14,518,537

Belgium — 1.6%
AGFA-Gevaert NV*(g)	708,900	3,463,649
Anheuser-Busch InBev SA/NV	199,216	21,829,211
Bekaert SA	60,500	2,954,344
bpost SA	11,100	260,427
KBC Group NV	84,586	5,607,473

		34,115,104

Brazil — 0.4%
BB Seguridade Participacoes SA	979,300	9,171,749

Canada — 1.7%
Canadian National Railway Co.	142,930	10,550,069
National Bank of Canada	251,900	10,577,205
Suncor Energy, Inc.	471,860	14,487,381

		35,614,655

Denmark — 1.4%
AP Moller - Maersk A/S (Class B Stock)	6,188	10,249,382
Carlsberg A/S (Class B Stock)	97,679	9,019,932
Danske Bank A/S	209,000	7,126,048
Dfds A/S	34,379	1,888,818

		28,284,180

Finland — 1.1%
Sampo OYJ (Class A Stock)	243,579	11,558,046
Tieto OYJ	104,000	2,833,322
UPM-Kymmene OYJ(a)	401,400	9,424,528

		23,815,896

France — 10.9%
Air Liquide SA	118,428	13,521,999
Airbus SE	84,500	6,444,138

	Shares	Value
COMMON STOCKS (Continued)
France (cont’d.)
Arkema SA	38,800	$3,819,515
Atos SE	73,100	9,033,772
AXA SA	323,600	8,360,487
BNP Paribas SA	105,500	7,020,420
Capgemini SA	174,395	16,097,691
Carrefour SA	324,700	7,650,332
Cie Generale des Etablissements Michelin	176,122	21,402,029
CNP Assurances	312,500	6,354,845
Credit Agricole SA	466,400	6,304,195
Electricite de France SA	674,800	5,669,950
Engie SA	222,500	3,144,296
Orange SA	646,000	10,029,556
Renault SA	73,200	6,359,071
Sanofi	261,000	23,593,241
SCOR SE	178,700	6,753,641
Societe Generale SA	136,000	6,890,506
TOTAL SA	265,900	13,444,851
Valeo SA	411,157	27,350,960
Vinci SA	225,867	17,935,846

		227,181,341

Germany — 6.9%
Allianz SE	61,200	11,349,350
Aurubis AG	46,100	3,091,138
BASF SE	125,600	12,436,158
Bayer AG	120,900	13,929,358
Bayerische Motoren Werke AG	81,100	7,399,734
Daimler AG	195,900	14,457,371
Deutsche Bank AG(a)	318,300	5,471,915
Deutsche Lufthansa AG	362,100	5,874,316
E.ON SE	337,900	2,686,350
METRO AG	243,500	7,780,479
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	47,300	9,259,112
Rheinmetall AG	103,400	8,668,657
SAP SE	210,101	20,612,648
Siemens AG.	61,300	8,396,422
STADA Arzneimittel AG	48,200	2,952,125
Uniper SE*	33,790	567,898
Volkswagen AG	61,900	9,248,453

		144,181,484

Hong Kong — 2.7%
Cheung Kong Property Holdings Ltd.	288,000	1,942,799
China Resources Cement Holdings Ltd.	5,332,000	2,986,481
Dah Sing Financial Holdings Ltd.	484,312	3,689,824
Kingboard Chemical Holdings Ltd.	1,618,800	5,980,735
Lee & Man Paper Manufacturing Ltd.	5,815,500	4,448,076
PCCW Ltd.	5,205,000	3,070,554
Skyworth Digital Holdings Ltd.	7,664,000	5,052,748
Tongda Group Holdings Ltd.(a)	19,670,000	6,943,688
WH Group Ltd., 144A	9,066,000	7,817,801
Wheelock & Co. Ltd.	551,000	4,358,576
Yue Yuen Industrial Holdings Ltd.	2,331,500	9,161,976

		55,453,258

Ireland — 1.3%
C&C Group PLC	728,000	2,824,661
James Hardie Industries PLC, CDI	533,037	8,374,735

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Ireland (cont’d.)
Ryanair Holdings PLC, ADR*	99,078	$8,221,492
Smurfit Kappa Group PLC	266,000	7,028,479

		26,449,367

Israel — 0.6%
Bank Hapoalim BM	680,400	4,146,483
Elbit Systems Ltd., (NASDAQ GS)(a)	400	45,459
Elbit Systems Ltd., (TASE)	21,500	2,459,233
Teva Pharmaceutical Industries Ltd.	169,300	5,536,485

		12,187,660

Italy — 1.3%
Astaldi SpA	214,334	1,430,567
Danieli & C Officine Meccaniche SpA(g)	128,200	3,002,021
Enel SpA	2,684,600	12,632,332
Mediobanca SpA	310,000	2,795,058
UniCredit SpA	538,124	8,295,379

		28,155,357

Japan — 20.5%
ABC-Mart, Inc.	135,100	7,918,411
Aoyama Trading Co. Ltd.	56,000	1,925,850
Aozora Bank Ltd.	983,000	3,628,958
Asahi Kasei Corp.	584,000	5,674,393
Astellas Pharma, Inc.	355,300	4,686,025
Central Glass Co. Ltd.	402,000	1,714,800
Concordia Financial Group Ltd.	915,000	4,242,034
Daiwa House Industry Co. Ltd.	733,070	21,071,336
Don Quijote Holdings Co. Ltd.	472,200	16,435,567
Dowa Holdings Co. Ltd.(a)	557,000	4,007,496
Enplas Corp.(g)	99,900	2,773,073
Fuji Oil Holdings, Inc.	274,600	6,440,657
Fujikura Ltd.	1,150,000	8,296,776
Fuyo General Lease Co. Ltd.(g)	82,800	3,717,439
Hazama Ando Corp.	528,100	3,554,360
Heiwa Corp.	295,600	7,367,701
Hoshizaki Corp.	69,700	5,509,221
Isuzu Motors Ltd.	1,426,800	18,896,954
Japan Airlines Co. Ltd.	205,800	6,534,140
Kaneka Corp.(a)	422,000	3,156,221
KDDI Corp.	929,100	24,436,071
Keihin Corp.	279,200	4,591,940
Keiyo Bank Ltd. (The)(g)	811,000	3,513,658
KYORIN Holdings, Inc.	172,200	3,643,397
Kyowa Exeo Corp.	455,100	6,607,112
Makita Corp.	333,200	11,685,914
Marubeni Corp.	1,007,200	6,221,415
Matsumotokiyoshi Holdings Co. Ltd.	127,300	6,064,206
Mazda Motor Corp.	323,500	4,669,688
Mitsubishi Gas Chemical Co., Inc.	299,100	6,229,765
Mitsubishi UFJ Financial Group, Inc.	1,645,700	10,366,541
Mizuho Financial Group, Inc.	4,359,500	8,002,198
NEC Corp.(a)	1,348,000	3,254,160
Nichi-iko Pharmaceutical Co. Ltd.(a)	119,500	1,861,313
Nippon Telegraph & Telephone Corp.	457,300	19,551,094
Nishi-Nippon Financial Holdings, Inc.	297,400	2,990,616
Nissan Motor Co. Ltd.	1,242,100	11,976,805
Nisshinbo Holdings, Inc.	327,400	3,283,796
NTT DOCOMO, Inc.(a)	222,700	5,200,545

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Paramount Bed Holdings Co. Ltd.	4,800	$192,888
Resona Holdings, Inc.	1,895,200	10,188,362
Sankyu, Inc.	857,000	5,212,642
Sawai Pharmaceutical Co. Ltd.(a)	48,200	2,616,873
Seino Holdings Co. Ltd.	376,000	4,234,092
Seven & i Holdings Co. Ltd.	193,300	7,593,528
Shimachu Co. Ltd.	219,300	5,353,692
Shinko Electric Industries Co. Ltd.	290,200	1,947,796
Ship Healthcare Holdings, Inc.	168,200	4,492,515
Shizuoka Gas Co. Ltd.(g)	383,800	2,616,156
SKY Perfect JSAT Holdings, Inc.(a)	1,083,400	4,594,020
Sony Corp.	598,600	20,201,819
Sumitomo Heavy Industries Ltd.	732,000	5,117,610
Sumitomo Mitsui Financial Group, Inc.	584,800	21,286,000
Sumitomo Osaka Cement Co. Ltd.	939,100	3,916,283
Toagosei Co. Ltd.(g)	402,100	4,597,565
Toho Holdings Co. Ltd.	183,700	3,855,353
Tokai Rika Co. Ltd.	15,800	318,992
Towa Pharmaceutical Co. Ltd.	50,900	2,583,590
Toyo Tire & Rubber Co. Ltd.	197,300	3,552,469
Toyoda Gosei Co. Ltd.(a)	230,700	5,884,030
Toyota Motor Corp.	67,574	3,667,771
Tsubakimoto Chain Co.	536,000	4,484,610
Ube Industries Ltd.	2,148,000	4,850,943
United Arrows Ltd.(a)	171,200	5,199,215
Yokohama Rubber Co. Ltd. (The)	347,850	6,817,461

		427,077,921

Liechtenstein — 0.0%
VP Bank AG	1,934	223,052

Luxembourg — 0.3%
RTL Group SA	69,015	5,552,945

Netherlands — 4.8%
ABN AMRO Group NV, GDR, 144A	178,900	4,338,077
Aegon NV	740,800	3,773,537
Akzo Nobel NV	77,500	6,415,767
ING Groep NV	401,600	6,065,894
Koninklijke Ahold Delhaize NV	681,022	14,553,366
Koninklijke KPN NV	2,115,665	6,360,596
Koninklijke Philips NV	255,700	8,214,202
NN Group NV	152,200	4,943,035
Royal Dutch Shell PLC (Class A Stock)	773,441	20,386,525
Royal Dutch Shell PLC (Class B Stock)	218,600	6,009,175
TKH Group NV	68,100	2,919,786
Wolters Kluwer NV	377,007	15,646,738

		99,626,698

New Zealand — 0.5%
Air New Zealand Ltd.(g)	3,321,700	5,727,194
Fletcher Building Ltd.	555,800	3,237,840
SKY Network Television Ltd.	827,900	2,271,443

		11,236,477

Norway — 1.9%
DNB ASA	310,600	4,931,886
Marine Harvest ASA*	241,900	3,690,038
Salmar ASA	81,400	1,755,300
Statoil ASA	742,055	12,754,852
Telenor ASA	684,123	11,380,695

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Norway (cont’d.)
Yara International ASA	146,000	$5,623,591

		40,136,362

Philippines — 0.1%
Alliance Global Group, Inc.	5,344,400	1,350,331

Portugal — 0.1%
EDP - Energias de Portugal SA	928,000	3,137,727

Singapore — 0.8%
DBS Group Holdings Ltd.	1,149,200	15,918,601
Hong Leong Asia Ltd.(g)	1,721,000	1,562,735

		17,481,336

South Africa — 0.3%
Mondi PLC	222,400	5,373,475

Spain — 1.9%
Banco Santander SA	569,400	3,485,486

Distribuidora Internacional de Alimentacion SA	956,700	5,529,842
Gas Natural SDG SA	326,300	7,137,434
Iberdrola SA	1,196,800	8,551,034
Red Electrica Corp. SA	382,428	7,332,856
Repsol SA	481,300	7,456,757

		39,493,409

Sweden — 2.9%
Assa Abloy AB (Class B Stock)	793,602	16,314,632
Boliden AB	202,200	6,018,552
Electrolux AB (Class B Stock)	140,500	3,900,537
JM AB	117,000	3,694,735
Nordea Bank AB	1,823,738	20,806,733
Swedbank AB (Class A Stock)(a)	453,231	10,487,064

		61,222,253

Switzerland — 7.0%
Aryzta AG*	105,906	3,400,530
Baloise Holding AG	75,000	10,305,918
Bucher Industries AG	11,045	3,228,451
Cembra Money Bank AG*	48,300	3,993,077
Credit Suisse Group AG*	328,600	4,889,116
Georg Fischer AG	7,642	6,948,168
Helvetia Holding AG	12,000	6,644,069
Julius Baer Group Ltd.*	117,469	5,868,286
Novartis AG	311,263	23,113,632
Roche Holding AG	71,640	18,320,763
Swiss Life Holding AG*	40,400	13,027,500
Swiss Re AG	120,600	10,831,821
UBS Group AG	436,700	6,980,481
Wolseley PLC	279,496	17,597,448
Zurich Insurance Group AG	42,900	11,448,324

		146,597,584

Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	596,337	19,583,707

Turkey — 0.3%
Turkiye Garanti Bankasi A/S	2,186,529	5,332,094

United Kingdom — 15.8%
3i Group PLC	751,500	7,055,865
Amec Foster Wheeler PLC	233,800	1,563,631

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Ashtead Group PLC	142,700	$2,953,781
AstraZeneca PLC	52,900	3,252,658
Aviva PLC	1,307,500	8,725,013
BAE Systems PLC	2,133,500	17,170,787
Barclays PLC	1,614,300	4,556,806
Barratt Developments PLC	769,300	5,269,714
Beazley PLC	557,700	2,986,297
Bellway PLC	233,370	7,907,200
Berkeley Group Holdings PLC	120,700	4,853,280
Bovis Homes Group PLC	248,000	2,630,988
BP PLC	2,380,200	13,700,681
British American Tobacco PLC	377,461	25,042,992
BT Group PLC	3,284,892	13,116,944
Carillion PLC(a)	942,300	2,628,852
Centrica PLC	2,374,200	6,464,904
Debenhams PLC	3,256,300	2,222,211
Diageo PLC	418,274	11,977,335
easyJet PLC	316,500	4,069,154
GKN PLC	1,120,098	5,101,774
GlaxoSmithKline PLC	945,500	19,659,683
Go-Ahead Group PLC	148,200	3,200,424
Howden Joinery Group PLC	1,120,099	6,084,972
HSBC Holdings PLC	1,580,800	12,894,319
Inchcape PLC	151,236	1,594,477
Informa PLC	976,998	7,985,816
Intermediate Capital Group PLC	447,200	3,961,316
International Consolidated Airlines Group SA	433,300	2,871,619
J Sainsbury PLC	2,538,800	8,408,952
Kingfisher PLC	1,694,400	6,932,783
Lloyds Banking Group PLC	5,140,000	4,274,833
Man Group PLC	2,029,100	3,748,640
Marks & Spencer Group PLC	1,021,000	4,312,568
Marston’s PLC	1,392,600	2,342,560
Meggitt PLC	639,600	3,569,782
Old Mutual PLC	1,644,600	4,138,915
Premier Foods PLC*	200,276	110,341
Provident Financial PLC	209,112	7,857,144
Prudential PLC	1,240,382	26,200,908
RELX PLC	794,317	15,551,228
Restaurant Group PLC (The)	379,800	1,584,813
Royal Mail PLC	484,100	2,578,331
SSE PLC	266,731	4,929,466
TP ICAP PLC	486,800	2,831,315
Unilever PLC	315,138	15,544,859
Vesuvius PLC	517,100	3,368,852

		329,789,783

United States — 1.8%
Aon PLC	137,965	16,375,066
Boart Longyear Ltd.*(g)	2,407,100	150,745
Shire PLC	356,141	20,751,258

		37,277,069

TOTAL COMMON STOCKS (cost $1,923,807,866)		1,995,869,530

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Units	Value
RIGHTS* — 0.0%
Australia — 0.0%
Downer EDI Ltd., expiring 04/11/17	602,360	$5,522

Germany — 0.0%
Deutsche Bank, expiring 04/06/17(a)	318,300	760,622

TOTAL RIGHTS (cost $0)		766,144

TOTAL LONG-TERM INVESTMENTS (cost $1,923,807,866)		1,996,635,674

	Shares
SHORT-TERM INVESTMENTS — 5.8%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	40,700,680	40,700,680
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $80,038,184; includes $79,990,233 of cash collateral for securities on loan)(b)(w)	80,018,179	80,034,183

TOTAL SHORT-TERM INVESTMENTS (cost $120,738,864)		120,734,863

TOTAL INVESTMENTS — 101.4% (cost $2,044,546,730)		2,117,370,537
Liabilities in excess of other assets — (1.4)%		(29,937,386)

NET ASSETS — 100.0%		$2,087,433,151

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $74,402,463; cash collateral of $79,990,233 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $31,124,235 is approximately 1.5% of net assets.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$106,248,719	$—
Austria	—	14,518,537	—
Belgium	—	34,115,104	—
Brazil	9,171,749	—	—
Canada	35,614,655	—	—
Denmark	—	28,284,180	—
Finland	—	23,815,896	—
France	—	227,181,341	—
Germany	—	144,181,484	—
Hong Kong	—	55,453,258	—
Ireland	8,221,492	18,227,875	—
Israel	45,459	12,142,201	—
Italy	—	28,155,357	—
Japan	—	427,077,921	—
Liechtenstein	—	223,052	—
Luxembourg	—	5,552,945	—
Netherlands	—	99,626,698	—
New Zealand	—	11,236,477	—
Norway	—	40,136,362	—
Philippines	—	1,350,331	—
Portugal	—	3,137,727	—
Singapore	—	17,481,336	—
South Africa	—	5,373,475	—
Spain	—	39,493,409	—
Sweden	—	61,222,253	—
Switzerland	—	146,597,584	—
Taiwan	19,583,707	—	—
Turkey	—	5,332,094	—
United Kingdom	—	329,789,783	—
United States	16,375,066	20,902,003	—
Rights
Australia	5,522	—	—
Germany	760,622	—	—
Affiliated Mutual Funds	120,734,863	—	—

Total	$210,513,135	$1,906,857,402	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2017 were as follows:

Banks	11.4%
Insurance	8.7
Pharmaceuticals	6.0
Affiliated Mutual Funds (3.8% represents investments purchased with collateral from securities on loan)	5.8
Oil, Gas & Consumable Fuels	5.4
Automobiles	3.7
Auto Components	3.6
Food & Staples Retailing	3.3
Chemicals	3.2
Diversified Telecommunication Services	3.0
Household Durables	2.6
Metals & Mining	2.3
Beverages	2.2
Machinery	2.1
Electric Utilities	2.0
Capital Markets	2.0
Airlines	1.9
Real Estate Management & Development	1.7
Trading Companies & Distributors	1.7
Construction & Engineering	1.5
Professional Services	1.5
Industrial Conglomerates	1.4
Aerospace & Defense	1.4
Wireless Telecommunication Services	1.4
Multiline Retail	1.4
IT Services	1.3
Specialty Retail	1.3
Tobacco	1.2
Food Products	1.1
Road & Rail	1.1

Construction Materials	1.1%
Semiconductors & Semiconductor Equipment	1.0
Biotechnology	1.0
Software	1.0
Media	1.0
Paper & Forest Products	0.9
Building Products	0.9
Electronic Equipment, Instruments & Components	0.8
Personal Products	0.7
Multi-Utilities	0.6
Marine	0.6
Consumer Finance	0.6
Electrical Equipment	0.5
Gas Utilities	0.5
Health Care Providers & Services	0.5
Textiles, Apparel & Luxury Goods	0.4
Leisure Products	0.4
Containers & Packaging	0.3
Commercial Services & Supplies	0.3
Hotels, Restaurants & Leisure	0.2
Diversified Financial Services	0.2
Health Care Technology	0.2
Technology Hardware, Storage & Peripherals	0.2
Air Freight & Logistics	0.1
Distributors	0.1
Energy Equipment & Services	0.1

101.4
Liabilities in excess of other assets	(1.4)

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Equity contracts	$766,144

AST INVESTMENT GRADE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 98.4%

ASSET-BACKED SECURITIES — 6.3%

Collateralized Loan Obligations — 3.4%
A Voce CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1B, 144A	2.483%(c)		07/15/26	15,680	$15,679,069
A Voce CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A^	—%(c)	(p)	07/15/26	15,680	15,743,974
AIMCO CLO (Cayman Islands), Series 2015-AA, Class A1, 144A	2.723%(c)		01/15/28	9,000	9,008,244
Bean Creek CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.650%(c)		01/20/28	7,750	7,783,657
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	2.484%(c)		05/05/27	1,000	1,001,714
Mill Creek II CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.780%(c)		04/20/28	4,750	4,778,870
MP CLO III Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	2.210%(c)		04/20/25	6,750	6,746,913
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	2.530%(c)		07/20/27	600	602,430
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.448%(c)		07/25/26	22,250	22,275,049
Shackleton CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.534%(c)		05/07/26	9,250	9,252,567
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.489%(c)		05/15/26	9,169	9,176,181
Sound Point CLO I Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.730%(c)		10/20/23	1,000	1,002,014
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	2.661%(c)		01/22/27	2,250	2,249,643
Voya CLO Ltd. (Cayman Islands), Series 2014-4A, Class A1, 144A	2.523%(c)		10/14/26	10,000	10,003,020
Voya CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	2.504%(c)		04/18/27	14,000	14,010,567
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A2A, 144A	3.034%(c)		11/07/25	7,750	7,687,668

					137,001,580

Non-Residential Mortgage-Backed Securities — 1.5%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	1,155	1,154,827
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	5,000	4,996,650
Exeter Automobile Receivables Trust, Series 2016-1A, Class A, 144A	2.350%		07/15/20	1,949	1,953,459
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 144A	2.670%		09/25/21	3,900	3,866,164
Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 144A	2.320%		03/25/20	16,900	16,834,773
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	30,300	30,267,373

					59,073,246

Residential Mortgage-Backed Securities — 1.4%
Accredited Mortgage Loan Trust, Series 2004-2, Class A2	1.582%(c)		07/25/34	11,015	10,097,744
ACE Securities Corp. Home Equity Loan Trust, Series 2004-IN1, Class A1	1.622%(c)		05/25/34	1,582	1,451,640

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	1.942%(c)	09/25/34	1,134	$1,128,050
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W4, Class M1	2.182%(c)	10/25/33	2,376	2,335,340
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class A2	1.702%(c)	09/25/34	376	374,048
CIM Trust, Series 2017-3, 144A^	2.977%(c)	01/25/57	3,030	3,024,319
Countrywide Asset-Backed Certificates, Series 2004-ECC2, Class M1	1.882%(c)	12/25/34	2,424	2,294,028
CSMC Trust, Series 2016-RPL1, Class A1, 144A	3.930%(c)	12/26/46	24,585	24,703,613
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 2A5	1.762%(c)	11/25/34	1,659	1,619,807
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A2	1.682%(c)	09/25/34	759	697,627
MASTR Asset-Backed Securities Trust, Series 2005-NC1, Class M1	1.702%(c)	12/25/34	2,360	2,204,142
Morgan Stanley ABS Capital I, Inc. Trust, Series 2002-HE3, Class A2	2.062%(c)	03/25/33	114	105,595
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1	1.882%(c)	05/25/34	4,179	4,024,127
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC5, Class M1	1.882%(c)	05/25/34	1,165	1,086,935
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-OP1, Class M1	2.107%(c)	09/25/32	2,706	2,563,882
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-3, Class A1	1.562%(c)	06/25/33	885	831,793

				58,542,690

TOTAL ASSET-BACKED SECURITIES (cost $249,059,577)				254,617,516

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.1%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class AM	5.786%(c)	04/10/49	1,661	1,659,016
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%	02/10/51	4,323	4,378,351
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2	3.585%	12/10/54	16,500	16,659,459
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	1.987%	04/10/46	3,000	3,008,632
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A2	2.904%	05/10/47	11,100	11,309,956
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4	3.635%	10/10/47	5,485	5,659,083
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3	2.935%	04/10/48	9,822	9,662,896
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5	3.717%	09/15/48	1,000	1,035,992
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4	3.209%	05/10/49	1,500	1,492,557
Citigroup Commercial Mortgage Trust, Series 2016-C3, Class A3	2.896%	11/15/49	20,000	19,338,952
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 144A	2.778%(c)	11/10/31	11,500	11,403,196

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AMFX	5.526%(c)	04/15/47	6,700	$6,734,170
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.101%(c)	12/10/49	14,063	14,253,301
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class A4	4.046%	10/10/46	12,000	12,757,984
Commercial Mortgage Trust, Series 2014-CR19, Class A4	3.532%	08/10/47	4,920	5,069,240
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%	11/10/47	7,800	7,895,059
Commercial Mortgage Trust, Series 2014-UBS2, Class A5	3.961%	03/10/47	10,315	10,835,625
Commercial Mortgage Trust, Series 2015-CR24, Class A5	3.696%	08/10/48	10,000	10,320,710
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%	07/10/48	6,500	6,603,637
Commercial Mortgage Trust, Series 2015-LC21, Class A4	3.708%	07/10/48	2,600	2,683,923
Commercial Mortgage Trust, Series 2015-LC23, Class A4	3.774%	10/10/48	5,000	5,173,606
Commercial Mortgage Trust, Series 2015-PC1, Class A5	3.902%	07/10/50	15,000	15,614,714
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A2	2.662%	01/15/49	4,800	4,846,185
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5	3.502%	11/15/49	10,000	10,091,905
CSMC LLC, Series 2014-USA, Class A2, 144A	3.953%	09/15/37	10,000	10,244,711
CSMC Trust, Series 2016-NXSR, Class A3	3.501%	12/15/49	5,500	5,578,460
DBWF Mortgage Trust, Series 2016-85T, Class A, (original cost $12,874,915; purchased 12/09/2016), 144A(f)(g)	3.791%	12/10/36	12,500	12,981,915
Fannie Mae-Aces, Series 2015-M17, Class A2	2.940%(c)	11/25/25	9,800	9,802,713
Fannie Mae-Aces, Series 2015-M8, Class AB2	2.829%(c)	01/25/25	8,000	7,905,229
Fannie Mae-Aces, Series 2016-M11, Class A2	2.369%(c)	07/25/26	8,325	7,922,560
FHLMC Multifamily Structured Pass-Through Certificates, Series K042, Class A2	2.670%	12/25/24	4,000	3,987,899
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%	01/25/26	3,100	3,072,020
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%	03/25/26	1,100	1,082,012
FHLMC Multifamily Structured Pass-Through Certificates, Series K151, Class A3	3.511%	04/25/30	4,810	4,909,350
FHLMC Multifamily Structured Pass-Through Certificates, Series KS03, Class A4	3.161%(c)	05/25/25	8,400	8,473,774
Freddie Mac Multifamily Structured Pass Through Certificates, Series K060, Class AM	3.300%	10/25/26	9,157	9,303,047
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A	5.483%(c)	12/10/49	16,130	16,114,226
GS Mortgage Securities Trust, Series 2014-GC24, Class A5	3.931%	09/10/47	13,000	13,673,053
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A4	3.363%	07/15/45	1,100	1,128,829
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A1	1.247%	01/15/47	1,144	1,142,615
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%	01/15/47	5,650	5,742,660
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A3	3.098%	11/15/47	8,000	8,101,114

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A2	2.734%	02/15/48	8,130	$8,248,926
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%	07/15/48	6,400	6,493,316
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM .	5.939%(c)	04/17/45	209	208,519
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A1A .	5.829%(c)	02/12/49	3,428	3,424,389
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2008-C2, Class A1A	5.998%	02/12/51	9,778	9,817,585
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A3, 144A	4.388%	02/15/46	30,012	30,651,257
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI, Class A, 144A	2.798%	10/05/31	5,150	5,182,221
LB Commercial Mortgage Trust, Series 2007-C3, Class AMB.	5.189%	07/15/44	20,000	20,094,598
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class AM	5.493%(c)	02/15/40	10,177	10,182,126
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL, 144A	6.114%	07/15/40	17,500	17,500,614
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A4	5.485%(c)	03/12/51	118	117,686
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A2	3.085%	08/15/46	12,430	12,618,052
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2	3.101%	12/15/47	4,000	4,103,831
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5	3.635%	10/15/48	5,000	5,146,330
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A3	3.459%	12/15/49	10,000	10,151,048
Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A3	2.791%	11/15/49	22,250	21,414,306
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533%	12/10/45	912	914,535
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A1	0.779%	03/10/46	1,099	1,095,733
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.760%(c)	06/15/49	926	925,993
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A1A	6.053%(c)	02/15/51	8,068	8,121,580
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A2	2.552%	06/15/48	9,808	9,897,718
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A3	3.411%	09/15/58	7,000	7,073,524
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A4	3.498%	07/15/58	7,000	7,125,906
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A4	3.525%	12/15/49	12,500	12,739,832
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A3	3.374%	12/15/59	20,000	20,048,626

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $572,110,769)				562,952,587

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS — 49.9%

Agriculture — 1.1%
Altria Group, Inc., Gtd. Notes	4.000%	01/31/24	10,600	$11,146,631
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.500%	06/15/22	3,165	3,228,354
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.125%	05/10/23	2,310	2,202,959
Reynolds American, Inc., Gtd. Notes	4.000%	06/12/22	2,000	2,099,136
Reynolds American, Inc., Gtd. Notes	4.450%	06/12/25	23,300	24,525,766
Reynolds American, Inc., Gtd. Notes	8.125%	06/23/19	865	975,210

				44,178,056

Airlines — 0.0%
Continental Airlines 2007-1 Class A Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	5.983%	10/19/23	1,396	1,535,303
Continental Airlines 2010-1 Class A Pass-Through Trust, Series 2010-1, Class A, Pass-Through Certificates	4.750%	07/12/22	169	178,061
Delta Air Lines, Inc., Pass-Through Certificates, Series 2010-1, Class A, Pass-Through Certificates	6.200%	01/02/20	349	366,555

				2,079,919

Auto Manufacturers — 1.7%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.300%	05/19/25	3,295	3,291,234
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A(a)	3.450%	01/06/27	2,945	2,953,473
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.810%	01/09/24	2,400	2,407,656
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134%	08/04/25	25,530	25,654,510
General Motors Co., Sr. Unsec’d. Notes	6.600%	04/01/36	3,385	3,891,795
General Motors Financial Co., Inc., Gtd. Notes	3.100%	01/15/19	925	939,922
General Motors Financial Co., Inc., Gtd. Notes	3.450%	04/10/22	1,020	1,027,803
General Motors Financial Co., Inc., Gtd. Notes	4.250%	05/15/23	10,000	10,319,110
General Motors Financial Co., Inc., Gtd. Notes(a)	4.300%	07/13/25	17,246	17,514,417

				67,999,920

Auto Parts & Equipment — 0.1%
Lear Corp., Gtd. Notes	5.250%	01/15/25	3,767	3,972,102

Banks — 10.9%
Bank of America Corp., Jr. Sub. Notes	6.100%(c)	12/31/49	6,000	6,357,000
Bank of America Corp., Jr. Sub. Notes	6.300%(c)	12/31/49	2,160	2,349,000
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%	01/11/23	7,430	7,476,111
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.500%	04/19/26	8,000	7,889,040
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.248%	10/21/27	12,400	11,802,791
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%	01/22/24	13,420	14,017,687
Bank of America Corp., Sub. Notes, MTN	3.950%	04/21/25	11,175	11,126,579
Bank of America Corp., Sub. Notes, MTN	4.200%	08/26/24	8,250	8,401,115
Bank of America Corp., Sub. Notes, MTN	4.450%	03/03/26	7,500	7,691,595
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.750%	11/08/19	515	518,737
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.200%	08/10/21	350	350,206
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.337%	01/10/28	8,670	8,652,894

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%	01/12/26	15,293	$15,497,192
Capital One NA, Sr. Unsec’d. Notes	2.950%	07/23/21	880	887,022
Citigroup, Inc., Jr. Sub. Notes	5.950%(c)	12/31/49	8,500	8,861,250
Citigroup, Inc., Sr. Unsec’d. Notes	3.200%	10/21/26	15,000	14,348,445
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%	01/12/26	6,960	6,966,459
Citigroup, Inc., Sub. Notes	4.400%	06/10/25	8,400	8,558,903
Citigroup, Inc., Sub. Notes	4.450%	09/29/27	18,045	18,262,316
Discover Bank, Sr. Unsec’d. Notes	3.450%	07/27/26	3,250	3,119,795
Discover Bank, Sr. Unsec’d. Notes	4.200%	08/08/23	3,200	3,332,515
Discover Bank, Sr. Unsec’d. Notes	4.250%	03/13/26	9,600	9,863,069
Discover Bank, Sub. Notes	7.000%	04/15/20	1,665	1,857,283
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes.	5.375%(c)	12/31/49	8,000	8,180,000
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%	01/23/25	6,150	6,126,322
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%	05/22/25	14,200	14,375,058
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%	02/25/26	10,000	10,064,150
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%	01/26/27	240	241,170
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%	07/08/24	2,750	2,816,910
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.000%	03/03/24	12,750	13,219,034
Goldman Sachs Group, Inc. (The), Sub. Notes	4.250%	10/21/25	9,410	9,591,698
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%	01/14/22	4,535	4,912,806
JPMorgan Chase & Co., Jr. Sub. Notes	5.300%(c)	12/31/49	7,000	7,253,750
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%(c)	04/29/49	1,000	1,036,249
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.950%	10/01/26	5,000	4,753,820
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%	06/15/26	10,000	9,709,559
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	3.625%	05/13/24	6,250	6,391,844
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.900%	07/15/25	20,695	21,391,946
JPMorgan Chase & Co., Sub. Notes	4.250%	10/01/27	20,865	21,376,652
Lloyds Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	5.800%	01/13/20	1,000	1,092,425
Morgan Stanley, Jr. Sub. Notes	5.450%(c)	12/31/49	8,000	8,144,800
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%	02/25/23	3,200	3,304,653
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	4.000%	07/23/25	21,600	22,272,818
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.125%	07/27/26	10,000	9,544,750
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.875%	04/29/24	4,000	4,116,544
Morgan Stanley, Sub. Notes, GMTN	4.350%	09/08/26	21,300	21,817,058
Morgan Stanley, Sub. Notes, MTN	4.100%	05/22/23	1,165	1,203,202
PNC Bank NA, Sub. Notes	3.800%	07/25/23	1,295	1,354,442
PNC Bank NA, Sub. Notes	4.200%	11/01/25	3,250	3,470,363
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	2.854%(c)	11/09/22	3,835	3,836,714
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	3.000%	01/18/23	2,090	2,087,638
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.700%	01/27/22	11,050	11,007,071
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	4.125%	09/24/25	9,005	9,157,356
Wells Fargo & Co., Jr. Sub. Notes	5.875%(c)	12/31/49	7,500	8,084,565
Wells Fargo & Co., Sub. Notes, MTN	4.100%	06/03/26	6,655	6,794,682

				436,917,053

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Beverages — 1.0%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.300%	02/01/23	20,360	$20,722,632
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes(a)	3.650%	02/01/26	14,000	14,156,800
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.375%	01/15/20	4,720	5,135,893

				40,015,325

Biotechnology — 2.0%
Amgen, Inc., Sr. Unsec’d. Notes(a)	2.600%	08/19/26	1,280	1,186,509
Amgen, Inc., Sr. Unsec’d. Notes	3.125%	05/01/25	5,058	4,972,970
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/22/24	6,500	6,661,317
Amgen, Inc., Sr. Unsec’d. Notes	3.875%	11/15/21	6,470	6,809,546
Baxalta, Inc., Gtd. Notes	3.600%	06/23/22	4,130	4,221,814
Biogen, Inc., Sr. Unsec’d. Notes	3.625%	09/15/22	10,625	10,958,540
Biogen, Inc., Sr. Unsec’d. Notes	4.050%	09/15/25	3,740	3,875,541
Celgene Corp., Sr. Unsec’d. Notes	3.250%	08/15/22	25,315	25,737,305
Celgene Corp., Sr. Unsec’d. Notes	3.550%	08/15/22	350	360,540
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.650%	03/01/26	10,900	10,998,928
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%	04/01/24	5,500	5,649,721

				81,432,731

Building Materials — 0.3%
CRH America, Inc. (Ireland), Gtd. Notes	8.125%	07/15/18	1,000	1,078,513
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes	4.000%	06/15/25	2,700	2,791,368
Johnson Controls International PLC, Sr. Unsec’d. Notes	3.900%	02/14/26	880	913,541
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250%	07/02/24	640	660,869
USG Corp., Gtd. Notes, 144A(a)	5.500%	03/01/25	5,000	5,200,000

				10,644,291

Chemicals — 2.2%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	785	787,124
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.375%	03/15/25	7,672	7,571,527
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.500%	06/01/23	6,000	6,031,698
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	4,000	4,354,760
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.000%	11/15/22	2,000	2,020,532
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.500%	10/01/24	18,185	18,483,507
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	1,806	1,915,550
Lubrizol Corp., Gtd. Notes	8.875%	02/01/19	1,750	1,969,970
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	25,521	26,599,084
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.750%	04/15/24	5,000	5,714,730
Mosaic Co. (The), Sr. Unsec’d. Notes(a)	4.250%	11/15/23	3,295	3,413,996
Potash Corp. of Saskatchewan, Inc. (Canada), Sr. Unsec’d. Notes	4.000%	12/15/26	5,000	5,118,820
W.R. Grace & Co., Gtd. Notes, 144A(a)	5.125%	10/01/21	4,000	4,195,000

				88,176,298

Commercial Services — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A(g)	2.800%	11/01/18	260	263,164
ERAC USA Finance LLC, Gtd. Notes, 144A(g)	3.800%	11/01/25	2,445	2,452,000

				2,715,164

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers — 1.6%
Apple, Inc., Sr. Unsec’d. Notes	2.850%	02/23/23	33,280	$33,594,895
Apple, Inc., Sr. Unsec’d. Notes	3.000%	02/09/24	5,000	5,042,950
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	3,580	3,668,469
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420%	06/15/21	3,045	3,184,294
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450%(c)	10/05/17	14,735	14,777,997
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%(c)	10/05/18	2,765	2,798,315

				63,066,920

Diversified Financial Services — 1.1%
Capital One Bank USA NA, Sub. Notes	3.375%	02/15/23	4,800	4,790,275
Discover Financial Services, Sr. Unsec’d. Notes	5.200%	04/27/22	3,468	3,741,493
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	3.373%	11/15/25	8,432	8,653,399
Jefferies Group LLC, Sr. Unsec’d. Notes	5.125%	01/20/23	2,280	2,450,086
Synchrony Financial, Sr. Unsec’d. Notes	4.500%	07/23/25	12,750	13,084,560
Visa, Inc., Sr. Unsec’d. Notes	3.150%	12/14/25	12,000	12,041,484

				44,761,297

Electric — 2.9%
AEP Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	3.100%	12/01/26	2,485	2,453,520
Dominion Resources, Inc., Sr. Unsec’d. Notes	3.900%	10/01/25	11,130	11,332,566
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21	3,000	3,198,600
Duke Energy Carolinas LLC, First Ref. Mortgage	2.950%	12/01/26	18,175	17,879,638
Duke Energy Progress LLC, First Mortgage Bonds(a)	3.250%	08/15/25	15,165	15,361,493
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	4.350%	01/15/25	750	779,393
Florida Power & Light Co., First Mortgage Bonds	3.125%	12/01/25	14,148	14,332,051
Indiana Michigan Power Co., Sr. Unsec’d. Notes	7.000%	03/15/19	2,000	2,188,742
Kentucky Utilities Co., First Mortgage Bonds	3.300%	10/01/25	2,150	2,169,593
Louisville Gas & Electric Co., First Mortgage Bonds	3.300%	10/01/25	3,065	3,091,111
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	7,000	7,466,970
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.400%	08/15/24	5,465	5,564,244
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.500%	06/15/25	14,380	14,697,280
PacifiCorp, First Mortgage Bonds	3.350%	07/01/25	2,270	2,304,229
Virginia Electric & Power Co., Sr. Unsec’d. Notes	2.950%	01/15/22	5	5,094
Virginia Electric & Power Co., Sr. Unsec’d. Notes	3.100%	05/15/25	3,400	3,375,551
Virginia Electric & Power Co., Sr. Unsec’d. Notes	3.150%	01/15/26	3,900	3,878,371
Xcel Energy, Inc., Sr. Unsec’d. Notes	3.350%	12/01/26	5,115	5,114,263

				115,192,709

Entertainment — 0.1%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%	11/01/20	2,290	2,396,943

Food — 0.6%
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(g)	7.250%	06/01/21	3,000	3,082,500
JM Smucker Co. (The), Gtd. Notes	3.000%	03/15/22	655	664,057

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Food (cont’d.)
Kraft Heinz Foods Co., Gtd. Notes	3.950%	07/15/25	20,980	$21,298,560

				25,045,117

Forest Products & Paper — 0.2%
International Paper Co., Sr. Unsec’d. Notes	3.000%	02/15/27	2,320	2,168,963
International Paper Co., Sr. Unsec’d. Notes	4.750%	02/15/22	4,061	4,411,046

				6,580,009

Gas — 0.2%
Atmos Energy Corp., Sr. Unsec’d. Notes	8.500%	03/15/19	2,735	3,072,256
Southern California Gas Co., First Mortgage Bonds	3.200%	06/15/25	3,300	3,351,777

				6,424,033

Healthcare-Products — 1.4%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%	11/30/21	11,270	11,319,306
Abbott Laboratories, Sr. Unsec’d. Notes	3.875%	09/15/25	10,198	10,361,658
Medtronic, Inc., Gtd. Notes	3.150%	03/15/22	7,280	7,492,547
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25	18,340	18,766,332
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	3.550%	04/01/25	7,500	7,416,082

				55,355,925

Healthcare-Services — 3.0%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	7,000	7,422,086
Anthem, Inc., Sr. Unsec’d. Notes	3.300%	01/15/23	17,315	17,463,753
Anthem, Inc., Sr. Unsec’d. Notes	3.500%	08/15/24	9,975	10,037,463
Cigna Corp., Sr. Unsec’d. Notes	3.250%	04/15/25	5,000	4,942,310
HCA, Inc., Sr. Sec’d. Notes	5.250%	06/15/26	5,000	5,262,500
Humana, Inc., Sr. Unsec’d. Notes	3.950%	03/15/27	3,345	3,420,212
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.625%	02/01/20	385	387,030
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22	17,530	17,609,428
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52	125	123,207
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.500%	03/30/25	24,145	23,907,172
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.000%	10/01/20	3,425	3,621,938
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	2.875%	12/15/21	3,300	3,363,885
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.450%	01/15/27	8,310	8,428,359
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.750%	07/15/25	9,768	10,200,879
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	2,860	3,098,438

				119,288,660

Housewares — 0.4%
Newell Brands, Inc., Sr. Unsec’d. Notes	3.850%	04/01/23	13,855	14,320,168

Insurance — 1.5%
American International Group, Inc., Sr. Unsec’d. Notes	3.300%	03/01/21	905	921,670
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25	17,315	17,218,434
American International Group, Inc., Sr. Unsec’d. Notes	4.125%	02/15/24	5,000	5,128,840
Arch Capital Finance LLC, Gtd. Notes	4.011%	12/15/26	2,370	2,430,170
Chubb INA Holdings, Inc., Gtd. Notes	2.875%	11/03/22	11,865	11,957,369

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.950%	05/01/22	5,835	$6,339,698
Markel Corp., Sr. Unsec’d. Notes	3.625%	03/30/23	355	363,335
Markel Corp., Sr. Unsec’d. Notes	4.900%	07/01/22	2,510	2,734,341
Pacific LifeCorp, Sr. Unsec’d. Notes, 144A	6.000%	02/10/20	1,500	1,628,280
Principal Financial Group, Inc., Gtd. Notes	3.100%	11/15/26	1,650	1,606,603
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	3,500	3,505,344
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	2,650	2,698,034
Swiss Re Treasury US Corp. (Switzerland), Gtd. Notes, 144A	2.875%	12/06/22	1,185	1,170,658
WR Berkley Corp., Sr. Unsec’d. Notes	4.625%	03/15/22	690	740,552
WR Berkley Corp., Sr. Unsec’d. Notes	5.375%	09/15/20	515	561,761

				59,005,089

Lodging — 0.0%
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%	09/15/22	1,320	1,331,636

Machinery-Diversified — 0.2%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	8,260	8,967,560

Media — 2.3%
21st Century Fox America, Inc., Gtd. Notes	3.700%	10/15/25	650	658,991
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	05/01/27	4,000	4,200,000
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.464%	07/23/22	6,840	7,212,992
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.908%	07/23/25	20,125	21,265,444
Comcast Corp., Gtd. Notes	2.750%	03/01/23	11,160	11,119,400
Comcast Corp., Gtd. Notes	3.000%	02/01/24	8,200	8,196,449
Comcast Corp., Gtd. Notes	3.375%	02/15/25	5,750	5,823,094
Comcast Corp., Gtd. Notes	3.375%	08/15/25	6,000	6,053,898
DISH DBS Corp., Gtd. Notes	4.625%	07/15/17	4,800	4,830,000
Time Warner Cable LLC, Sr. Sec’d. Notes	8.750%	02/14/19	2,525	2,822,480
Time Warner, Inc., Gtd. Notes	3.600%	07/15/25	12,300	12,161,748
Time Warner, Inc., Gtd. Notes	3.800%	02/15/27	3,265	3,229,395
Time Warner, Inc., Gtd. Notes	4.000%	01/15/22	1,720	1,800,223
Time Warner, Inc., Gtd. Notes	4.750%	03/29/21	265	284,473
Viacom, Inc., Sr. Unsec’d. Notes	3.125%	06/15/22	2,000	1,979,252
Viacom, Inc., Sr. Unsec’d. Notes	3.875%	12/15/21	1,100	1,140,943

				92,778,782

Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	3.850%	09/30/23	2,490	2,644,228
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A(a)	6.250%(c)	10/19/75	1,360	1,470,499
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes(a)	3.750%	06/15/25	2,040	2,120,713

				6,235,440

Miscellaneous Manufacturing — 0.2%
Amsted Industries, Inc., Gtd. Notes, 144A(g)	5.000%	03/15/22	2,675	2,688,375
General Electric Co., Sr. Unsec’d. Notes, GMTN	3.100%	01/09/23	3,589	3,688,885

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Miscellaneous Manufacturing (cont’d.)
General Electric Co., Sr. Unsec’d. Notes, GMTN(a)	3.450%	05/15/24	3,436	$3,570,798

				9,948,058

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	3,570	3,512,523

Oil & Gas — 2.5%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	3.450%	07/15/24	1,000	975,031
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	3.506%	03/17/25	12,000	12,074,208
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.723%	11/28/28	14,370	14,541,836
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	3.000%	08/15/22	895	882,447
ConocoPhillips Co., Gtd. Notes	4.950%	03/15/26	10,000	11,099,250
Devon Energy Corp., Sr. Unsec’d. Notes(a)	3.250%	05/15/22	8,511	8,431,286
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%	06/15/45	280	280,934
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%	07/15/41	470	497,047
EOG Resources, Inc., Sr. Unsec’d. Notes(a)	3.150%	04/01/25	6,155	6,007,680
EOG Resources, Inc., Sr. Unsec’d. Notes	4.150%	01/15/26	17,418	18,196,393
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650%	03/15/25	1,930	2,006,465
Kerr-McGee Corp., Gtd. Notes	6.950%	07/01/24	2,000	2,361,160
Nabors Industries, Inc., Gtd. Notes	4.625%	09/15/21	4,615	4,655,381
Nabors Industries, Inc., Gtd. Notes	5.000%	09/15/20	2,925	3,025,547
Nabors Industries, Inc., Gtd. Notes	6.150%	02/15/18	2,500	2,591,500
Noble Energy, Inc., Sr. Unsec’d. Notes(a)	4.150%	12/15/21	9,155	9,605,920
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.000%	02/15/27	1,970	1,895,166
Petro-Canada (Canada), Sr. Unsec’d. Notes	6.050%	05/15/18	650	680,540
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	3.950%	07/15/22	2,000	2,081,904

				101,889,695

Oil & Gas Services — 0.1%
Cameron International Corp., Gtd. Notes	3.600%	04/30/22	1,400	1,445,664
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%	12/21/25	2,000	2,084,354

				3,530,018

Packaging & Containers — 0.0%
WestRock RKT Co., Gtd. Notes	4.900%	03/01/22	775	839,210

Pharmaceuticals — 2.5%
AbbVie, Inc., Sr. Unsec’d. Notes	2.900%	11/06/22	1,030	1,026,138
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	27,796	27,801,253
Actavis Funding SCS, Gtd. Notes	3.450%	03/15/22	6,320	6,453,213
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25	26,000	26,237,198
Cardinal Health, Inc., Sr. Unsec’d. Notes(a)	3.750%	09/15/25	4,150	4,276,542
Express Scripts Holding Co., Gtd. Notes(a)	3.300%	02/25/21	3,955	4,023,390
Express Scripts Holding Co., Gtd. Notes	3.400%	03/01/27	13,395	12,615,143
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.875%	09/23/23	10,000	9,703,230

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes(a)	3.150%	10/01/26	10,000	$9,215,139

				101,351,246

Pipelines — 1.6%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.750%	01/15/26	7,200	7,416,799
Enterprise Products Operating LLC, Gtd. Notes	3.700%	02/15/26	6,400	6,401,728
Enterprise Products Operating LLC, Gtd. Notes	3.900%	02/15/24	13,795	14,118,907
Kinder Morgan Energy Partners LP, Gtd. Notes(a)	5.000%	10/01/21	4,200	4,502,308
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	1,885	1,988,901
MPLX LP, Sr. Unsec’d. Notes	4.125%	03/01/27	2,980	2,967,082
ONEOK Partners LP, Gtd. Notes	3.375%	10/01/22	3,715	3,718,422
ONEOK Partners LP, Gtd. Notes	5.000%	09/15/23	2,525	2,706,830
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	5.000%	02/01/21	2,185	2,334,198
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	6.500%	05/01/18	415	434,349
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	8.750%	05/01/19	640	721,839
Spectra Energy Partners LP, Sr. Unsec’d. Notes	3.500%	03/15/25	5,000	4,868,920
Spectra Energy Partners LP, Sr. Unsec’d. Notes	4.750%	03/15/24	4,340	4,595,361
Williams Partners LP, Sr. Unsec’d. Notes	3.600%	03/15/22	1,580	1,602,717
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	09/15/25	6,884	6,912,995

				65,291,356

Real Estate Investment Trusts (REITs) — 0.4%
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21	6,500	6,695,000
Select Income REIT, Sr. Unsec’d. Notes	2.850%	02/01/18	2,000	2,012,734
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	515	528,842
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.625%	09/15/23	6,040	6,521,901

				15,758,477

Retail — 1.5%
CVS Health Corp., Sr. Unsec’d. Notes	3.375%	08/12/24	4,000	4,004,900
CVS Health Corp., Sr. Unsec’d. Notes	3.875%	07/20/25	19,328	19,914,547
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	3.375%	09/15/25	18,810	19,211,368
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%	01/30/26	8,938	9,141,769
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)	3.300%	04/22/24	7,000	7,268,835

				59,541,419

Savings & Loans — 0.1%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22	2,500	2,545,060

Semiconductors — 0.7%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.625%	01/15/24	12,000	12,088,440
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A.	4.625%	06/15/22	5,000	5,287,500
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A.	5.750%	03/15/23	9,075	9,574,125

				26,950,065

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Software — 1.6%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.000%	08/15/26	4,047	$3,813,047
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	4.500%	10/15/22	9,240	9,858,147
Microsoft Corp., Sr. Unsec’d. Notes	2.875%	02/06/24	4,815	4,845,936
Microsoft Corp., Sr. Unsec’d. Notes	3.125%	11/03/25	15,000	15,141,255
Oracle Corp., Sr. Unsec’d. Notes	2.400%	09/15/23	7,675	7,470,914
Oracle Corp., Sr. Unsec’d. Notes(a)	2.650%	07/15/26	5,855	5,575,178
Oracle Corp., Sr. Unsec’d. Notes	2.950%	05/15/25	10,600	10,462,910
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	5,880	6,103,258

				63,270,645

Telecommunications — 2.6%
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	31,425	30,354,225
AT&T, Inc., Sr. Unsec’d. Notes	3.950%	01/15/25	6,228	6,280,539
Cisco Systems, Inc., Sr. Unsec’d. Notes	2.200%	02/28/21	14,245	14,251,154
CommScope Technologies LLC, Gtd. Notes, 144A	6.000%	06/15/25	4,000	4,190,000
Level 3 Financing, Inc., Gtd. Notes	6.125%	01/15/21	4,250	4,398,750
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.125%	03/16/27	10,000	10,169,410
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	4.150%	03/15/24	12,000	12,435,696
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	21,119	23,243,529

				105,323,303

Transportation — 0.6%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.000%	04/01/25	14,965	14,897,583
CSX Corp., Sr. Unsec’d. Notes	7.900%	05/01/17	1,923	1,931,642
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	6,000	6,505,464

				23,334,689

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A(g)	2.875%	07/17/18	675	683,577
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A(g)	3.200%	07/15/20	1,865	1,897,951

				2,581,528

Water — 0.3%
American Water Capital Corp., Sr. Unsec’d. Notes	3.000%	12/01/26	13,140	12,826,808

TOTAL CORPORATE BONDS (cost $1,960,144,448)				1,997,375,247

MUNICIPAL BONDS — 1.0%

Arizona — 0.2%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, BABs	4.839%	01/01/41	6,500	7,430,150

California — 0.3%
Bay Area Toll Authority, California Toll Bridge, Revenue Bonds, BABs	6.263%	04/01/49	2,930	4,000,886

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)
State of California, BABs, General Obligation Unlimited	7.625%	03/01/40	5,800	$8,470,436

				12,471,322

Colorado — 0.1%
Regional Transportation District Co. Sales Tax, Revenue Bonds, Series B, BABs	5.844%	11/01/50	2,895	3,761,300

Massachusetts — 0.0%
Massachusetts State Water Pollution Abatement, Revenue Bonds, BABs	5.192%	08/01/40	1,400	1,601,697

New York — 0.1%
New York City Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, BABs	5.767%	08/01/36	2,000	2,426,960

Ohio — 0.1%
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40	1,300	1,499,003
Ohio State Water Development Authority, Revenue Bonds, Series B-2, BABs	4.879%	12/01/34	2,000	2,263,880

				3,762,883

Oregon — 0.0%
State of Oregon Department of Transportation, Series A, Revenue Bonds, BABs	5.834%	11/15/34	500	629,579

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	4,000	4,779,120

Texas — 0.0%
San Antonio Electric & Gas, Revenue Bonds	4.427%	02/01/42	1,750	1,869,018

Washington — 0.1%
Central Puget Sound Regional Transit Authority, Revenue Bonds, BABs	5.491%	11/01/39	2,330	2,870,374

TOTAL MUNICIPAL BONDS (cost $40,389,160)				41,602,403

NON-CORPORATE FOREIGN AGENCIES — 1.1%
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.950%	07/19/22	1,630	1,689,743
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%	03/07/22	870	962,594
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.500%	07/21/21	2,200	2,111,485
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%	04/13/21	3,000	2,952,660
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, RegS	2.500%	09/12/18	25,000	25,151,500
Petroleos Mexicanos (Mexico), Gtd. Notes	3.500%	07/23/20	1,610	1,624,088
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	2,000	2,117,000
SingTel Group Treasury Pte Ltd. (Singapore), Gtd. Notes, EMTN, RegS	4.500%	09/08/21	3,690	3,969,097

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

NON-CORPORATE FOREIGN AGENCIES (Continued)
State Grid Overseas Investment 2013 Ltd. (China), Sr. Unsec’d. Notes, RegS	3.125%	05/22/23	2,000	$2,014,106

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $42,815,501)				42,592,273

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.3%
Bayview Opportunity Master Fund IVb Trust, Series 2017-CRT1, Class M, 144A	3.132%(c)	10/25/28	5,074	5,078,193
Countrywide Alternative Loan Trust, Series 2005-26CB, Class A7	1.282%(c)	07/25/35	13,535	10,618,977
Countrywide Alternative Loan Trust, Series 2005-38, Class A3	1.332%(c)	09/25/35	4,144	3,628,120
Countrywide Alternative Loan Trust, Series 2005-69, Class A1	1.638%(c)	12/25/35	2,948	2,599,231
CSMC Trust, Series 2016-12R, Class 1A1, 144A .	3.280%(c)	02/28/47	15,263	15,354,514
Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M1	3.132%(c)	09/25/28	9,002	9,124,323
Fannie Mae Connecticut Avenue Securities, Series 2016-C03, Class 2M1	3.182%(c)	10/25/28	8,529	8,633,517
Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1M2	4.532%(c)	07/25/29	3,130	3,167,863
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2	2.832%(c)	10/25/27	2,240	2,290,227
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3	4.282%(c)	10/25/27	5,587	5,990,107
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1	2.432%(c)	07/25/28	9,598	9,641,716
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2	3.232%(c)	11/25/28	7,000	7,219,591
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA3, Class M2	2.332%(c)	03/25/29	2,250	2,265,357
Harborview Mortgage Loan Trust, Series 2007-7, Class 2A1A	1.982%(c)	10/25/37	12,158	11,345,511
IndyMac INDX Mortgage Loan Trust, Series 2004-AR15, Class 3A1	3.251%(c)	02/25/35	5,040	4,823,701
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-6, Class A, 144A^	2.784%(c)	05/01/20	3,081	3,069,310
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-10, Class A1, 144A	2.784%(c)	11/02/20	1,169	1,168,980
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-3, Class A, 144A	2.784%(c)	09/01/21	4,043	4,041,153
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-1, Class A, 144A	2.784%(c)	01/01/22	12,124	12,094,146
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-2, Class A1	1.482%(c)	09/25/37	10,872	10,143,088
Structured Asset Securities Corp. Trust, Series 2005-16, Class 4A1	4.823%(c)	09/25/35	20,067	17,019,635
Washington Mutual Asset-Backed Certificates Trust, Series 2005-4, Class CB3	1.432%(c)	06/25/35	24,488	19,646,450
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 1A1	3.106%(c)	07/25/36	1,775	1,702,035

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $166,920,262)				170,665,745

SOVEREIGN BONDS — 1.1%
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375%	07/12/21	3,000	3,180,000

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Indonesia Government International Bond (Indonesia), RegS	4.875%	05/05/21	4,400	$4,701,770
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	3.750%	04/25/22	2,500	2,550,175
Indonesia Government International Bond, RegS	3.750%	04/25/22	2,695	2,749,089
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A	2.750%	03/20/22	5,710	5,721,706
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%	10/02/23	3,000	3,090,000
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	6.050%	01/11/40	5,000	5,712,500
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.000%	09/22/24	6,000	6,262,500
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	6.375%	10/23/34	2,000	2,656,132
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	5.000%	03/23/22	3,000	3,292,620
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, MTN, 144A	2.375%	10/26/21	4,030	3,959,475

TOTAL SOVEREIGN BONDS (cost $43,049,042)				43,875,967

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.7%
Federal National Mortgage Assoc.(hh)(k)	6.250%	05/15/29	20,000	26,768,280
Tennessee Valley Authority Generic Strip, Bonds	2.711%(s)	03/15/31	2,055	1,234,907

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $28,680,346)				28,003,187

U.S. TREASURY OBLIGATIONS — 19.9%
U.S. Treasury Bonds	2.500%	02/15/45	27,000	24,260,985
U.S. Treasury Bonds	2.875%	08/15/45	2,400	2,327,532
U.S. Treasury Bonds(a)	2.875%	11/15/46	10,327	10,020,009
U.S. Treasury Bonds	3.000%	05/15/45	2,400	2,386,032
U.S. Treasury Bonds	8.125%	08/15/21	11,370	14,350,623
U.S. Treasury Notes	1.125%	06/30/21	5,000	4,855,275
U.S. Treasury Notes	1.375%	04/30/21	220,205	216,506,217
U.S. Treasury Notes	1.500%	03/31/23	66,000	63,723,528
U.S. Treasury Notes	1.625%	03/15/20	300	301,078
U.S. Treasury Notes	1.625%	04/30/23	53,625	52,104,249
U.S. Treasury Notes	2.125%	09/30/21	313,000	316,227,656
U.S. Treasury Notes	2.250%	11/15/25	24,700	24,486,765
U.S. Treasury Strips Coupon	2.783%(s)	08/15/29	9,300	6,658,391
U.S. Treasury Strips Coupon(k)	2.860%(s)	05/15/24	40,000	33,863,760
U.S. Treasury Strips Coupon	2.878%(s)	05/15/31	9,300	6,276,198
U.S. Treasury Strips Coupon	3.042%(s)	11/15/35	18,600	10,724,221
U.S. Treasury Strips Coupon	3.202%(s)	08/15/40	18,600	8,952,031

TOTAL U.S. TREASURY OBLIGATIONS (cost $801,573,409)				798,024,550

TOTAL LONG-TERM INVESTMENTS (cost $3,904,742,514)				3,939,709,475

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS — 2.3%

AFFILIATED MUTUAL FUNDS — 2.3%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	43,899,459	$43,899,459
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $48,048,154; includes $47,855,298 of cash collateral for securities on loan)(b)(w)	48,048,125	48,057,734

TOTAL AFFILIATED MUTUAL FUNDS (cost $91,947,613)		91,957,193

	Notional Amount (000)#

OPTION PURCHASED* — 0.0%

Call Option
10 Year U.S. Treasury Notes Futures, expiring 05/26/17, Strike Price $125.00 (cost $1,087,767)	1,506	1,058,906

TOTAL SHORT-TERM INVESTMENTS (cost $93,035,380)		93,016,099

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 100.7% (cost $3,997,777,894)		4,032,725,574

OPTION WRITTEN* — (0.0)%

Call Option
10 Year U.S. Treasury Notes Futures, expiring 05/26/17, Strike Price $128.00 (premiums received $215,687)	1,506	(188,250)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 100.7% (cost $3,997,562,207)		4,032,537,324
Liabilities in excess of other assets(z) — (0.7)%		(29,806,674)

NET ASSETS — 100.0%		$4,002,730,650

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $21,837,603 and 0.5% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $46,695,105; cash collateral of $47,855,298 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $12,874,915. The aggregate value of $12,981,915 is approximately 0.3% of net assets.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $24,049,482 is approximately 0.6% of net assets.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(p)	Interest rate not available as of March 31, 2017.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)

Long Positions:
931	2 Year U.S. Treasury Notes	Jun. 2017	$201,249,571	$201,517,859	$268,288
706	5 Year U.S. Treasury Notes	Jun. 2017	83,100,330	83,114,953	14,623
10,495	10 Year U.S. Treasury Notes	Jun. 2017	1,303,057,470	1,307,283,438	4,225,968
205	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	32,680,710	32,928,125	247,415

					4,756,294

Short Position:
1,056	20 Year U.S. Treasury Bonds	Jun. 2017	158,621,508	159,291,000	(669,492)

					$4,086,802

A U.S. Government Agency Obligation and a U.S. Treasury Obligation with a combined market value of $15,343,554 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at March 31, 2017.

Credit default swap agreements outstanding at March 31, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.NA.IG.27.V1	12/20/21	1.000%	100,000	$1,356,692	$1,851,700	$495,008

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Buy Protection(1):
CMBX.NA.9.AAA	09/17/58	0.500%	25,000	$535,566	$528,120	$7,446	Goldman Sachs & Co.
CMBX.NA.9.AAA	09/17/58	0.500%	25,000	535,566	518,064	17,502	Goldman Sachs & Co.
CMBX.NA.9.AAA	09/17/58	0.500%	9,300	199,231	195,698	3,533	UBS AG

				$1,270,363	$1,241,882	$28,481

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at March 31, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
363,565	09/09/17	0.539%	1 Day USOIS(1)	$627	$775,586	$774,959
338,910	10/18/17	0.607%	1 Day USOIS(1)	455	745,152	744,697
300,030	11/09/17	0.626%	1 Day USOIS(1)	825	746,008	745,183
13,400	10/17/21	1.478%	3 Month LIBOR(1)	11,492	308,321	296,829
152,405	11/30/22	1.850%	3 Month LIBOR(1)	892	2,179,587	2,178,695
40,280	08/31/21	2.015%	3 Month LIBOR(1)	266	44,219	43,953
56,910	08/15/23	1.459%	3 Month LIBOR(1)	2,601,494	2,445,503	(155,991)
40,353	11/15/23	2.209%	3 Month LIBOR(1)	370	(44,646)	(45,016)

				$2,616,421	$7,199,730	$4,583,309

A U.S. Government Agency Obligation with a market value of $13,677,253 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared credit default and interest rate swaps contracts at March 31, 2017.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$121,257,606	$15,743,974
Non-Residential Mortgage-Backed Securities	—	59,073,246	—
Residential Mortgage-Backed Securities	—	55,518,371	3,024,319
Commercial Mortgage-Backed Securities	—	562,952,587	—
Corporate Bonds	—	1,997,375,247	—
Municipal Bonds	—	41,602,403	—
Non-Corporate Foreign Agencies	—	42,592,273	—
Residential Mortgage-Backed Securities	—	167,596,435	3,069,310
Sovereign Bonds	—	43,875,967	—
U.S. Government Agency Obligations	—	28,003,187	—
U.S. Treasury Obligations	—	798,024,550	—
Afiliated Mutual Funds	91,957,193	—	—
Option Purchased	1,058,906	—	—
Option Written	(188,250)	—	—
Other Financial Instruments*
Futures Contracts	4,086,802	—	—
Centrally Cleared Credit Default Swap Agreements	—	495,008	—
OTC Credit Default Swap Agreements	—	1,270,363	—
Centrally Cleared Interest Rate Swap Agreements	—	4,583,309	—

Total	$96,914,651	$3,924,220,552	$21,837,603

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Credit contracts	$1,765,371
Interest rate contracts	9,540,767

Total	$11,306,138

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 86.7%

COMMON STOCKS — 53.3%
Australia — 0.4%
AGL Energy Ltd.	5,313	$107,020
Alumina Ltd.	26,531	36,300
Amcor Ltd.	11,700	134,578
AMP Ltd.	18,394	72,769
APA Group	11,014	75,383
Aristocrat Leisure Ltd.	2,332	32,010
ASX Ltd.	730	28,153
Atlassian Corp. PLC (Class A Stock)*(a)	9,968	298,542
Aurizon Holdings Ltd.	27,555	110,494
Australia & New Zealand Banking Group Ltd.	26,391	640,792
Bendigo & Adelaide Bank Ltd.	3,523	32,640
BHP Billiton Ltd.	171,505	3,119,020
BHP Billiton PLC	4,784	73,788
Boral Ltd.	10,373	46,245
Brambles Ltd.	10,628	75,899
Caltex Australia Ltd.	2,190	49,344
Challenger Ltd.	3,825	36,661
Coca-Cola Amatil Ltd.	7,895	65,272
Cochlear Ltd.	826	85,328
Commonwealth Bank of Australia	13,277	870,640
Computershare Ltd.	8,037	86,316
CSL Ltd.	3,633	347,845
Dexus Property Group, REIT	14,884	111,088
DUET Group	13,466	28,697
Fortescue Metals Group Ltd.	8,092	38,544
Goodman Group, REIT	19,006	112,371
GPT Group (The), REIT	6,372	25,078
Incitec Pivot Ltd.	12,262	35,204
Insurance Australia Group Ltd.	11,895	54,962
LendLease Group	5,350	63,630
Macquarie Group Ltd.	2,901	199,869
Medibank Private Ltd.	23,399	50,399
Mirvac Group, REIT	49,106	82,155
National Australia Bank Ltd.	20,298	516,835
Newcrest Mining Ltd.	6,051	103,142
Oil Search Ltd.	113,111	623,632
Orica Ltd.	5,138	69,061
Origin Energy Ltd.	12,284	66,078
Qantas Airways Ltd.	11,816	35,115
QBE Insurance Group Ltd.	12,847	126,477
Ramsay Health Care Ltd.	1,374	73,347
REA Group Ltd.	1,133	51,380
Santos Ltd.	15,651	45,418
Scentre Group, REIT	33,474	109,739
Sonic Healthcare Ltd.	1,565	26,440
South32 Ltd.	58,498	123,323
Stockland, REIT	21,410	75,921
Suncorp Group Ltd.	13,246	133,672
Sydney Airport	14,293	73,906
Tabcorp Holdings Ltd.	14,868	53,954
Tatts Group Ltd.	8,855	29,964
Telstra Corp. Ltd.	31,138	110,800
TPG Telecom Ltd.	5,696	30,325
Transurban Group	20,063	178,840
Treasury Wine Estates Ltd.	3,619	33,807

	Shares	Value
COMMON STOCKS (Continued)
Australia (cont’d.)
Vicinity Centres, REIT	51,418	$111,218
Wesfarmers Ltd.	8,396	289,057
Westfield Corp., REIT	13,180	89,407
Westpac Banking Corp	25,389	678,708
Woodside Petroleum Ltd.	6,577	161,126
Woolworths Ltd.	10,666	215,944

		11,463,672

Austria — 0.1%
ams AG	23,590	1,274,339
Erste Group Bank AG*	11,654	379,477

		1,653,816

Belgium — 0.3%
Anheuser-Busch InBev SA/NV	41,229	4,517,692
Bekaert SA	38,952	1,902,109
KBC Group NV	36,543	2,422,551

		8,842,352

Bermuda — 0.0%
Marvell Technology Group Ltd.	3,347	51,075
XL Group Ltd.	18,230	726,648

		777,723

Brazil — 0.4%
Ambev SA, ADR	311,080	1,791,821
Banco do Brasil SA	103,492	1,114,392
CCR SA	147,420	849,975
Cielo SA	120,600	1,093,282
EDP - Energias do Brasil SA	94,191	418,212
Kroton Educacional SA	182,184	772,242
Lojas Renner SA	101,000	896,889
M Dias Branco SA	5,330	217,143
MRV Engenharia e Participacoes SA	147,746	680,068
Qualicorp SA	40,243	255,295
Transmissora Alianca de Energia Eletrica SA, UTS	44,520	326,370
Ultrapar Participacoes SA	70,490	1,609,926
Vale SA, ADR(a)	47,881	454,870
WEG SA	201,230	1,119,730

		11,600,215

Canada — 0.7%
Agnico Eagle Mines Ltd.	1,952	82,815
Agrium, Inc.	1,158	110,519
Alimentation Couche-Tard, Inc. (Class B Stock)	4,158	187,850
ARC Resources Ltd.	3,162	45,177
Bank of Montreal(a)	5,870	438,446
Bank of Nova Scotia (The)	10,648	622,938
Barrick Gold Corp	9,985	189,661
BCE, Inc.	1,125	49,810
Brookfield Asset Management, Inc. (Class A Stock)	8,571	312,265
Canadian Imperial Bank of Commerce	3,904	336,633
Canadian National Railway Co.	7,137	526,802
Canadian Natural Resources Ltd.	9,879	323,444
Canadian Pacific Railway Ltd., (XNYS)	10,340	1,519,153
Canadian Pacific Railway Ltd., (XTSE)	1,460	214,469
Canadian Tire Corp. Ltd. (Class A Stock)	763	90,641

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Canada (cont’d.)
Cenovus Energy, Inc.	8,051	$91,114
CGI Group, Inc. (Class A Stock)*	2,235	107,090
Constellation Software, Inc.	202	99,265
Crescent Point Energy Corp.	5,591	60,415
Dollarama, Inc.	1,092	90,498
Enbridge, Inc.	7,588	317,876
Encana Corp.	6,982	81,798
Fairfax Financial Holdings Ltd.	202	91,928
Fortis, Inc.	2,461	81,555
Franco-Nevada Corp.	1,776	116,348
Gildan Activewear, Inc., (XNYS)	17,211	465,385
Gildan Activewear, Inc., (XTSE)	1,825	49,308
Goldcorp, Inc.	7,070	103,138
Great-West Lifeco, Inc.	3,148	87,231
Imperial Oil Ltd.	2,625	79,983
Intact Financial Corp.	1,121	79,726
Inter Pipeline Ltd.	2,624	55,308
Kinross Gold Corp.*	10,657	37,584
Loblaw Cos. Ltd.	1,918	104,074
Magna International, Inc.	4,066	175,469
Manulife Financial Corp.	17,592	312,062
Metro, Inc.	2,234	68,623
National Bank of Canada	3,128	131,344
Open Text Corp.	2,552	86,739
Pembina Pipeline Corp.	3,760	119,146
Potash Corp. of Saskatchewan, Inc.	7,803	133,311
Power Corp. of Canada	3,725	87,505
Power Financial Corp.	2,334	61,726
Restaurant Brands International, Inc.	1,828	101,830
Rogers Communications, Inc. (Class B Stock)	3,653	161,519
Royal Bank of Canada	12,860	936,952
Saputo, Inc.	2,670	92,135
Shaw Communications, Inc. (Class B Stock)	4,004	83,010
Silver Wheaton Corp.	3,967	82,660
SNC-Lavalin Group, Inc.	1,278	50,146
Sun Life Financial, Inc.	5,702	208,211
Suncor Energy, Inc.	14,227	436,807
Teck Resources Ltd. (Class B Stock)	5,579	121,997
Toronto-Dominion Bank (The)	16,047	803,768
TransCanada Corp., (XNYS)(a)	19,743	911,139
TransCanada Corp., (XTSE)	6,518	300,793
Waste Connections, Inc.	86,954	7,671,082

		20,388,221

Chile — 0.0%
Banco Santander Chile, ADR(a)	33,930	850,964

China — 1.5%
AAC Technologies Holdings, Inc.	92,500	1,083,087
Alibaba Group Holding Ltd., ADR*(a)	43,352	4,674,646
Anhui Conch Cement Co. Ltd. (Class H Stock)	259,500	882,571
Baidu, Inc., ADR*	21,413	3,694,171
Bank of China Ltd. (Class H Stock)	3,378,000	1,679,817
China CITIC Bank Corp. Ltd. (Class H Stock)	1,260,000	835,995
China Construction Bank Corp. (Class H Stock)	2,883,000	2,322,856
China Lesso Group Holdings Ltd.	229,000	193,695

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China Merchants Bank Co. Ltd. (Class H Stock)	455,000	$1,204,098
China Overseas Land & Investment Ltd.	662,000	1,891,973
China Power International Development Ltd.	951,000	353,736
Chlitina Holding Ltd.	46,000	218,434
CNOOC Ltd.	2,617,000	3,128,159
Geely Automobile Holdings Ltd.	1,450,000	2,222,209
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	352,000	563,765
Huadian Power International Corp. Ltd. (Class H Stock)	802,000	341,707
Huaneng Power International, Inc. (Class H Stock)	534,000	356,786
Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,511,000	1,643,069
Jiangnan Group Ltd.	728,000	100,254
NetEase, Inc., ADR	4,829	1,371,436
PICC Property & Casualty Co. Ltd. (Class H Stock)	606,000	935,320
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	753,500	4,222,956
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	109,200	286,062
Shenzhen Expressway Co. Ltd. (Class H Stock)	298,000	270,122
Sinopharm Group Co. Ltd. (Class H Stock)	174,400	809,647
Tencent Holdings Ltd.	310,400	8,942,475
TravelSky Technology Ltd. (Class H Stock)	166,000	392,238
Tsingtao Brewery Co. Ltd. (Class H Stock)	182,000	838,779
Xinyi Solar Holdings Ltd.*	560,000	178,852
Zhejiang Expressway Co. Ltd. (Class H Stock)	360,000	470,891

		46,109,806

Denmark — 0.3%
Chr Hansen Holding A/S	4,910	314,964
Danske Bank A/S	47,728	1,627,330
Dfds A/S	26,296	1,444,729
Novo Nordisk A/S (Class B Stock)	85,885	2,949,199
Pandora A/S	2,803	310,231
TDC A/S	46,601	240,008
Vestas Wind Systems A/S	22,896	1,862,366

		8,748,827

Finland — 0.1%
Cargotec OYJ (Class B Stock)	6,109	302,209
Outokumpu OYJ(a)	95,272	928,942
Stora Enso OYJ (Class R Stock)	122,269	1,445,738
UPM-Kymmene OYJ	50,501	1,185,720
Wartsila OYJ Abp	63	3,368

		3,865,977

France — 2.0%
Accor SA	56,390	2,345,502
Air Liquide SA	7,530	859,768
Airbus SE	10,317	786,795
Arkema SA	3,689	363,149
AXA SA	241,162	6,230,630
BNP Paribas SA	63,302	4,212,385

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
France (cont’d.)
Bouygues SA	1,709	$69,462
Capgemini SA	3,943	363,962
Cie Generale des Etablissements Michelin	3,694	448,888
Engie SA	207,318	2,929,749
Essilor International SA	16,917	2,053,919
Imerys SA	20,490	1,737,804
Kering	18,753	4,847,008
L’Oreal SA	826	158,871
LVMH Moet Hennessy Louis Vuitton SE	15,043	3,306,348
Natixis SA	65,857	405,428
Nexans SA*	2,655	137,342
Pernod Ricard SA	22,022	2,603,465
Renault SA	26,306	2,285,269
Safran SA	30,478	2,274,700
Sanofi	96,670	8,738,539
Schneider Electric SE	57,216	4,203,601
Societe Generale SA	17,210	871,953
Sodexo SA	13,487	1,584,679
Thales SA	1,561	150,787
TOTAL SA	88,920	4,496,112
Unibail-Rodamco SE, REIT	200	46,634
Vinci SA	40,771	3,237,579

		61,750,328

Germany — 1.4%
adidas AG	15,539	2,956,025
Allianz SE	43,522	8,071,020
BASF SE	5,309	525,665
Bayer AG	36,921	4,253,812
Bayerische Motoren Werke AG	1,548	141,243
Continental AG	17,592	3,857,063
Daimler AG	4,110	303,317
Deutsche Post AG	11,252	385,084
Deutsche Telekom AG	23,028	403,512
Deutsche Wohnen AG	37,887	1,247,679
Evonik Industries AG	69,563	2,267,375
Fresenius Medical Care AG & Co. KGaA	8,910	751,307
Fresenius SE & Co. KGaA	6,229	500,539
Hannover Rueck SE	9,958	1,147,481
HOCHTIEF AG	6,711	1,109,049
Infineon Technologies AG	112,127	2,294,947
LANXESS AG	10,216	685,317
Linde AG	1,140	189,949
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	2,728	534,014
SAP SE	51,053	5,008,722
Siemens AG	36,049	4,937,727
Telefonica Deutschland Holding AG	50,651	251,118
Uniper SE*	3,808	64,000
Vonovia SE	7,287	256,736

		42,142,701

Hong Kong — 0.8%
AIA Group Ltd.	1,026,000	6,476,068
ASM Pacific Technology Ltd.	3,600	48,974
Bank of East Asia Ltd. (The)	6,400	26,479
BOC Hong Kong Holdings Ltd.	32,000	130,794
Cathay Pacific Airways Ltd.	17,000	24,680
Cheung Kong Infrastructure Holdings Ltd.	6,000	47,120

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
Cheung Kong Property Holdings Ltd.	325,000	$2,192,394
China High Speed Transmission Equipment Group Co. Ltd.	136,000	153,879
CK Hutchison Holdings Ltd.	268,500	3,305,754
CLP Holdings Ltd.	17,500	183,198
Galaxy Entertainment Group Ltd.	16,000	87,635
Hang Lung Properties Ltd.	210,000	545,931
Hang Seng Bank Ltd.	7,500	152,149
Henderson Land Development Co. Ltd.	13,000	80,608
HKT Trust & HKT Ltd.	17,000	21,919
Hong Kong & China Gas Co. Ltd.	71,000	142,050
Hong Kong Exchanges & Clearing Ltd.	8,500	214,489
Hutchison Port Holdings Trust, UTS	109,900	45,609
Jardine Matheson Holdings Ltd.	34,800	2,235,900
Kerry Properties Ltd.	10,000	34,687
Kingboard Chemical Holdings Ltd.	91,500	338,051
Kingboard Laminates Holdings Ltd.	195,500	253,718
Lee & Man Paper Manufacturing Ltd.	308,000	235,579
Li & Fung Ltd.	52,000	22,560
Link REIT, REIT	14,500	101,627
MTR Corp. Ltd.	9,500	53,375
New World Development Co. Ltd.	23,000	28,340
Nine Dragons Paper Holdings Ltd.	199,000	214,092
NWS Holdings Ltd.	16,000	29,212
Power Assets Holdings Ltd.	11,000	94,884
Sands China Ltd.	805,600	3,734,432
Sino Land Co. Ltd.	44,000	77,160
Sun Art Retail Group Ltd.	585,000	548,454
Sun Hung Kai Properties Ltd.	14,000	205,804
Swire Pacific Ltd. (Class A Stock)	9,000	89,957
Techtronic Industries Co. Ltd.	6,000	24,290
WH Group Ltd., 144A	956,500	824,810
Wharf Holdings Ltd. (The)	16,000	137,505
Wheelock & Co. Ltd.	15,000	118,655
Xinyi Glass Holdings Ltd.*	332,000	292,433
Yue Yuen Industrial Holdings Ltd.	6,500	25,543

		23,600,798

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	6,901	472,520
OTP Bank PLC	26,908	751,794

		1,224,314

India — 0.7%
Apollo Tyres Ltd.	94,400	303,425
Bharat Petroleum Corp. Ltd.	49,010	490,535
Dr. Reddy’s Laboratories Ltd., ADR(a)	25,890	1,039,484
HDFC Bank Ltd., ADR	140,812	10,591,879
Hindustan Petroleum Corp. Ltd.	59,970	485,517
Housing Development Finance Corp. Ltd.	61,730	1,428,148
Infosys Ltd., ADR(a)	214,380	3,387,204
Mahindra & Mahindra Ltd., GDR	102,080	2,023,052
Oil & Natural Gas Corp. Ltd.	305,270	869,794
Rural Electrification Corp. Ltd.	224,290	625,270

		21,244,308

Indonesia — 0.2%
Astra International Tbk PT	4,896,300	3,169,165
Bank Central Asia Tbk PT	729,000	905,162

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Indonesia (cont’d.)
Bank Rakyat Indonesia Persero Tbk PT	2,138,500	$2,082,297
Unilever Indonesia Tbk PT	188,100	611,584

		6,768,208

Ireland — 0.0%
James Hardie Industries PLC, CDI	6,435	101,103
Ryanair Holdings PLC, ADR*	3,830	317,813

		418,916

Israel — 0.0%
Teva Pharmaceutical Industries Ltd., ADR	49,268	1,581,010

Italy — 0.3%
Atlantia SpA	13,835	356,890
Enel SpA	614,749	2,892,689
Ferrari NV	34,176	2,547,187
Intesa Sanpaolo SpA	45,518	123,814
Italgas SpA*	7,404	32,444
Moncler SpA	50,167	1,098,977
Telecom Italia SpA*	338,158	304,406
UniCredit SpA	30,945	477,029

		7,833,436

Japan — 2.3%
Air Water, Inc.	7,400	136,824
Ajinomoto Co., Inc.	8,300	164,230
Alfresa Holdings Corp.	1,900	33,030
Amada Holdings Co. Ltd.	8,800	100,734
Asahi Group Holdings Ltd.	1,000	37,864
Asahi Kasei Corp.	15,000	145,746
Astellas Pharma, Inc.	176,800	2,331,802
Bandai Namco Holdings, Inc.	4,500	134,890
Bridgestone Corp.	7,700	312,567
Canon, Inc.	4,700	146,775
Casio Computer Co. Ltd.	4,800	66,922
Central Japan Railway Co.	500	81,670
Chubu Electric Power Co., Inc.	5,100	68,508
Chugai Pharmaceutical Co. Ltd.	2,100	72,289
Concordia Financial Group Ltd.	22,700	105,240
Dai Nippon Printing Co. Ltd.	3,000	32,464
Daicel Corp.	11,600	140,076
Dai-ichi Life Holdings, Inc.	12,300	220,163
Daiichi Sankyo Co. Ltd.	10,000	225,611
Daikin Industries Ltd.	26,000	2,621,794
Daito Trust Construction Co. Ltd.	1,500	206,245
Daiwa House Industry Co. Ltd.	8,500	244,324
Daiwa House REIT Investment Corp., REIT	13	33,854
DeNA Co. Ltd.	3,800	77,361
Denso Corp.	2,100	92,656
Dentsu, Inc.	1,900	103,477
DIC Corp.	2,000	73,956
East Japan Railway Co.	2,900	253,232
Eisai Co. Ltd.	100	5,193
Electric Power Development Co. Ltd.	5,900	138,644
FANUC Corp.	14,300	2,943,960
Fast Retailing Co. Ltd.	300	94,405
Fuji Electric Co. Ltd.	10,000	59,551
Fuji Heavy Industries Ltd.	3,200	117,371
FUJIFILM Holdings Corp.	6,200	243,027
Fujitsu Ltd.	16,000	98,214

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Hankyu Hanshin Holdings, Inc.	2,700	$88,104
Hisamitsu Pharmaceutical Co., Inc.	1,000	57,253
Hitachi Ltd.	58,000	314,926
Hokuriku Electric Power Co.	1,100	10,701
Honda Motor Co. Ltd.	107,400	3,242,303
Hoya Corp.	3,900	188,412
Hulic Co. Ltd.	11,600	109,495
Inpex Corp.(a)	266,500	2,627,949
ITOCHU Corp.	18,700	266,220
J Front Retailing Co. Ltd.	8,000	118,833
Japan Airlines Co. Ltd.	4,400	139,700
Japan Exchange Group, Inc.	2,300	32,808
Japan Prime Realty Investment Corp., REIT	6	23,276
Japan Real Estate Investment Corp., REIT	11	58,393
Japan Retail Fund Investment Corp., REIT	23	45,143
Japan Tobacco, Inc.	115,500	3,759,243
JFE Holdings, Inc.	5,600	96,318
JGC Corp.	5,700	99,268
JTEKT Corp.	2,100	32,670
JX Holdings, Inc.	40,300	198,419
Kajima Corp.	23,000	150,444
Kansai Electric Power Co., Inc. (The)	10,700	131,660
Kao Corp.	2,300	126,308
Kawasaki Heavy Industries Ltd.	35,000	106,325
KDDI Corp.	88,600	2,330,251
Keikyu Corp.	3,000	33,002
Kewpie Corp.	2,600	73,918
Keyence Corp.	7,400	2,968,679
Kintetsu Group Holdings Co. Ltd.	8,000	28,923
Kirin Holdings Co. Ltd.	11,400	215,646
Komatsu Ltd.	88,900	2,328,582
Kubota Corp.	197,000	2,969,475
Kyocera Corp.	500	27,934
Kyowa Hakko Kirin Co. Ltd.	10,100	160,490
Kyushu Electric Power Co., Inc.	5,800	61,979
M3, Inc.	4,900	122,120
Mabuchi Motor Co. Ltd.	1,700	95,963
Makita Corp.	69,200	2,426,967
Marubeni Corp.	10,900	67,329
Marui Group Co. Ltd.	8,600	117,185
Mazda Motor Corp.	12,200	176,106
Mebuki Financial Group, Inc.	29,600	118,282
Mitsubishi Chemical Holdings Corp.	900	6,988
Mitsubishi Corp.	16,700	361,932
Mitsubishi Electric Corp.	22,300	321,305
Mitsubishi Estate Co. Ltd.	4,000	72,907
Mitsubishi Tanabe Pharma Corp.	4,200	87,692
Mitsubishi UFJ Financial Group, Inc.	115,800	729,444
Mitsubishi UFJ Lease & Finance Co. Ltd.	23,200	115,940
Mitsui & Co. Ltd.	7,900	114,724
Mitsui Chemicals, Inc.	23,000	113,948
Mitsui Fudosan Co. Ltd.	91,000	1,943,016
Mizuho Financial Group, Inc.	129,300	237,340
MS&AD Insurance Group Holdings, Inc.	1,500	47,911
Murata Manufacturing Co. Ltd.	900	128,219
NGK Insulators Ltd.	5,100	115,701
NGK Spark Plug Co. Ltd.	5,200	119,243
NH Foods Ltd.	5,000	134,323
Nidec Corp.	28,400	2,712,330

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Nintendo Co. Ltd.	1,000	$232,039
Nippon Building Fund, Inc., REIT	12	65,783
Nippon Prologis REIT, Inc., REIT	11	23,845
Nippon Steel & Sumitomo Metal Corp.	9,500	219,482
Nippon Telegraph & Telephone Corp.	8,100	346,302
Nippon Yusen KK	10,000	21,112
Nissan Motor Co. Ltd.	21,500	207,311
Nisshin Seifun Group, Inc.	7,500	112,125
Nitori Holdings Co. Ltd.	1,200	152,399
Nitto Denko Corp.	14,100	1,090,776
Nomura Holdings, Inc.	22,600	139,902
Nomura Real Estate Master Fund, Inc., REIT	27	41,993
NSK Ltd.	4,300	61,599
NTT DOCOMO, Inc.	13,200	308,250
Obayashi Corp.	2,500	23,442
Obic Co. Ltd.	1,300	62,107
Olympus Corp.	4,000	154,386
Omron Corp.	1,400	61,514
Oriental Land Co. Ltd.	3,000	172,455
ORIX Corp.	17,400	258,260
Otsuka Corp.	2,700	146,706
Otsuka Holdings Co. Ltd.	5,400	244,407
Panasonic Corp.	17,100	193,524
Rakuten, Inc.	6,900	69,329
Recruit Holdings Co. Ltd.	700	35,802
Resona Holdings, Inc.	13,300	71,499
Rohm Co. Ltd.	2,300	153,122
Ryohin Keikaku Co. Ltd.	200	43,965
Santen Pharmaceutical Co. Ltd.	2,200	31,955
Secom Co. Ltd.	300	21,557
Seibu Holdings, Inc.	5,400	89,326
Sekisui House Ltd.	3,300	54,413
Seven & i Holdings Co. Ltd.	5,400	212,132
Shimadzu Corp.	2,000	31,830
Shimamura Co. Ltd.	700	92,795
Shimano, Inc.	400	58,587
Shimizu Corp.	3,000	26,940
Shin-Etsu Chemical Co. Ltd.	39,700	3,450,698
Shionogi & Co. Ltd.	2,300	119,065
Shizuoka Bank Ltd. (The)	11,000	89,704
SMC Corp.	9,800	2,905,353
SoftBank Group Corp.	8,100	574,413
Sompo Holdings, Inc.	2,400	88,172
Sony Corp.	11,900	401,606
Stanley Electric Co. Ltd.	1,200	34,307
Sumitomo Chemical Co. Ltd.	8,000	44,809
Sumitomo Corp.	1,300	17,538
Sumitomo Electric Industries Ltd.	8,000	132,987
Sumitomo Metal Mining Co. Ltd.	4,000	57,204
Sumitomo Mitsui Financial Group, Inc.	113,100	4,116,701
Sumitomo Mitsui Trust Holdings, Inc.	5,600	194,051
Sumitomo Realty & Development Co. Ltd.	7,000	181,807
Suntory Beverage & Food Ltd.	3,700	156,307
Suruga Bank Ltd.	1,300	27,439
Suzuken Co. Ltd.	2,600	85,439
Suzuki Motor Corp.	5,300	220,129
Sysmex Corp.	2,100	127,767
T&D Holdings, Inc.	1,700	24,641

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Takeda Pharmaceutical Co. Ltd.	3,200	$150,647
Tohoku Electric Power Co., Inc.	2,200	29,884
Tokio Marine Holdings, Inc.	7,600	321,209
Tokyo Electric Power Co. Holdings, Inc.*	10,700	41,942
Tokyo Electron Ltd.	21,500	2,353,743
Tokyo Gas Co. Ltd.	8,000	36,537
Tokyo Tatemono Co. Ltd.	9,600	126,926
Tokyu Corp.	22,000	156,313
Toppan Printing Co. Ltd.	15,000	153,317
Toyo Suisan Kaisha Ltd.	800	29,846
Toyota Industries Corp.	2,300	114,414
Toyota Motor Corp.(a)	74,400	4,038,272
Toyota Tsusho Corp.	1,200	36,423
Trend Micro, Inc.	1,700	75,668
United Urban Investment Corp., REIT	20	30,746
West Japan Railway Co.	3,100	202,162
Yahoo Japan Corp.	7,000	32,455
Yamada Denki Co. Ltd.	23,000	114,980
Yamato Holdings Co. Ltd.	4,300	90,103

		72,193,329

Luxembourg — 0.1%
APERAM SA	30,048	1,498,150
ArcelorMittal*	225,206	1,884,096

		3,382,246

Macau — 0.1%
Wynn Macau Ltd.	797,200	1,623,677

Malaysia — 0.0%
AirAsia Bhd	703,000	498,745
Public Bank Bhd	151,500	681,066

		1,179,811

Mexico — 0.1%
Grupo Financiero Banorte SAB de CV (Class O Stock)	146,830	844,955
Grupo Mexico SAB de CV	194,136	582,442
Wal-Mart de Mexico SAB de CV	576,470	1,330,156

		2,757,553

Netherlands — 0.8%
Akzo Nobel NV	38,663	3,200,681
ASML Holding NV	26,162	3,471,522
ASR Nederland NV*	101	2,879
BE Semiconductor Industries NV	27,294	1,112,053
Heineken Holding NV	3,241	257,433
Heineken NV	1,447	123,138
ING Groep NV	498,390	7,527,841
Koninklijke Ahold Delhaize NV	27,100	579,124
Koninklijke KPN NV	135,235	406,574
Koninklijke Philips NV	3,447	110,733
NN Group NV	12,602	409,278
Randstad Holding NV	23,132	1,333,518
Royal Dutch Shell PLC (Class A Stock)	199,054	5,246,708
Royal Dutch Shell PLC (Class B Stock)	30,582	840,680

		24,622,162

New Zealand — 0.0%
Auckland International Airport Ltd.	10,478	49,614
Contact Energy Ltd.	7,044	24,977

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
New Zealand (cont’d.)
Fletcher Building Ltd.	11,883	$69,225
Ryman Healthcare Ltd.	3,920	23,099
Spark New Zealand Ltd.	19,398	47,551

		214,466

Norway — 0.1%
Aker BP ASA	41,223	661,590
Leroy Seafood Group ASA	9,918	434,346
Marine Harvest ASA*	64,370	981,925
Norsk Hydro ASA	257,465	1,500,437

		3,578,298

Panama — 0.0%
Copa Holdings SA(a)	4,420	496,145

Peru — 0.0%
Credicorp Ltd	7,070	1,154,531

Poland — 0.1%
KGHM Polska Miedz SA	14,809	432,076
Polski Koncern Naftowy ORLEN SA	49,458	1,247,430

		1,679,506

Portugal — 0.0%
Galp Energia SGPS SA	24,661	374,044

Russia — 0.4%
Alrosa PJSC	437,280	706,816
LUKOIL PJSC, ADR	58,174	3,089,930
Magnit PJSC, GDR, RegS	37,140	1,420,563
Magnitogorsk Iron & Steel OJSC	393,580	255,992
Mobile TeleSystems PJSC, ADR(a)	132,758	1,464,321
Moscow Exchange MICEX-RTS PJSC	167,396	331,609
Ros Agro PLC, GDR, RegS	18,173	224,229
Rosneft Oil Co. PJSC, GDR, RegS	131,835	758,051
Sberbank of Russia PJSC, ADR(a)	305,767	3,525,494
Severstal PJSC, GDR, RegS	33,538	483,967
Tatneft PJSC, ADR	12,284	455,883
X5 Retail Group NV, GDR, RegS*	4,135	134,760

		12,851,615

Singapore — 0.0%
CapitaLand Ltd.	11,300	29,331
CapitaLand Mall Trust, REIT	16,800	23,653
ComfortDelGro Corp. Ltd.	12,700	23,247
DBS Group Holdings Ltd.	17,800	246,564
Genting Singapore PLC*	46,100	33,618
Global Logistic Properties Ltd.	37,200	73,923
Jardine Cycle & Carriage Ltd.	1,000	31,322
Keppel Corp. Ltd.	20,100	99,700
Oversea-Chinese Banking Corp. Ltd.	28,600	198,656
Singapore Exchange Ltd.	4,700	25,871
Singapore Press Holdings Ltd.	9,600	24,361
Singapore Telecommunications Ltd.	67,100	188,037
United Overseas Bank Ltd.	11,500	181,646
Wilmar International Ltd.	23,500	59,303

		1,239,232

South Africa — 0.5%
Aspen Pharmacare Holdings Ltd.	39,920	816,737
Barloworld Ltd.	20,280	180,171
Bid Corp. Ltd.(a)	87,460	1,687,068

	Shares	Value
COMMON STOCKS (Continued)
South Africa (cont’d.)
Bidvest Group Ltd. (The)	75,170	$861,600
Capitec Bank Holdings Ltd.	11,420	648,320
FirstRand Ltd.(a)	527,770	1,826,127
Imperial Holdings Ltd.	22,920	280,859
Mr. Price Group Ltd.	42,270	503,148
MTN Group Ltd.	70,640	642,024
Naspers Ltd. (Class N Stock)	15,266	2,630,520
Nedbank Group Ltd.	24,280	436,267
Remgro Ltd.	98,773	1,515,473
Sanlam Ltd.	170,960	857,833
Sappi Ltd.	26,840	181,818
Shoprite Holdings Ltd.	70,780	1,023,677
Standard Bank Group Ltd.	102,890	1,103,343
Tiger Brands Ltd.	27,200	811,511

		16,006,496

South Korea — 1.0%
Hana Financial Group, Inc.	37,786	1,246,863
Hankook Tire Co. Ltd.	6,007	292,961
Hyosung Corp.	5,221	632,688
Hyundai Engineering & Construction Co. Ltd.	6,690	296,378
Hyundai Marine & Fire Insurance Co. Ltd.	14,086	440,882
Hyundai Mobis Co. Ltd.	7,793	1,676,408
Hyundai Motor Co.	11,100	1,564,343
Korea Electric Power Corp.	27,042	1,125,633
KT Corp.	1,382	39,448
KT&G Corp.	10,793	941,429
LG Uplus Corp.	41,355	529,276
NCSoft Corp.	2,761	752,995
Partron Co. Ltd.	22,469	231,113
POSCO	4,600	1,194,740
Samsung Electronics Co. Ltd.	2,480	4,564,230
Samsung Electronics Co. Ltd., GDR	12,076	11,079,730
Shinhan Financial Group Co. Ltd.	32,318	1,346,597
SK Hynix, Inc.	34,635	1,564,359
SK Innovation Co. Ltd.	8,581	1,278,629
S-Oil Corp.	8,555	769,222

		31,567,924

Spain — 0.5%
Aena SA, 144A	6,636	1,048,885
Banco Bilbao Vizcaya Argentaria SA	285,238	2,214,217
Banco Santander SA	454,122	2,779,831
Bankia SA(a)	302,191	343,985
Distribuidora Internacional de Alimentacion SA	42,926	248,117
Endesa SA	70,100	1,645,224
Gamesa Corp. Tecnologica SA	107,428	2,541,198
Iberdrola SA	104,439	746,208
Industria de Diseno Textil SA	19,034	670,314
Red Electrica Corp. SA	16,084	308,402
Repsol SA	16,607	257,291
Telefonica SA	174,884	1,957,540

		14,761,212

Sweden — 0.3%
Assa Abloy AB (Class B Stock)	2,470	50,778
Atlas Copco AB (Class A Stock)	9,345	329,403

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Sweden (cont’d.)
Boliden AB	41,352	$1,230,856
Electrolux AB (Class B Stock)	94,166	2,614,220
Nordea Bank AB	54,698	624,041
Sandvik AB	26,376	393,977
Skandinaviska Enskilda Banken AB (Class A Stock)(a)	35,188	391,013
Volvo AB (Class B Stock)	181,650	2,679,700

		8,313,988

Switzerland — 1.4%
ABB Ltd.*	7,670	179,520
Actelion Ltd.	643	181,477
Adecco Group AG	33,321	2,365,938
Cie Financiere Richemont SA	35,154	2,779,352
Credit Suisse Group AG*	9,168	136,407
Glencore PLC*	496,253	1,947,069
LafargeHolcim Ltd., (SGMX)*	34,697	2,047,102
LafargeHolcim Ltd., (XEQT)*	20,203	1,192,830
Logitech International SA	73,971	2,350,723
Nestle SA	47,616	3,654,612
Novartis AG	75,353	5,595,530
Roche Holding AG	25,817	6,602,277
STMicroelectronics NV	74,187	1,141,565
Swiss Life Holding AG*	5,450	1,757,423
Syngenta AG*	476	209,323
UBS Group AG	342,014	5,466,962
VAT Group AG, 144A*	27,086	2,950,776
Wolseley PLC	7,152	450,300
Zurich Insurance Group AG	12,791	3,413,415

		44,422,601

Taiwan — 0.8%
Accton Technology Corp.	117,000	257,969
Coretronic Corp.	156,800	230,429
CTBC Financial Holding Co. Ltd.	1,747,000	1,079,375
Delta Electronics, Inc.	265,000	1,419,300
Elite Material Co. Ltd.	102,000	396,649
FLEXium Interconnect, Inc.	153,635	534,236
Fubon Financial Holding Co. Ltd.	736,000	1,200,450
Grape King Bio Ltd.	65,000	408,933
King Yuan Electronics Co. Ltd.	175,000	161,497
Largan Precision Co. Ltd.	9,000	1,417,499
Merry Electronics Co. Ltd.	119,000	639,315
Micro-Star International Co. Ltd.	305,000	709,776
Pegatron Corp.	182,000	538,783
President Chain Store Corp.	175,000	1,441,653
Silicon Motion Technology Corp., ADR(a)	14,932	698,071
St. Shine Optical Co. Ltd.	13,000	263,816
Taiwan Semiconductor Manufacturing Co. Ltd.	932,000	5,844,230
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	215,839	7,088,153
Tong Yang Industry Co. Ltd.	81,000	140,693
Zhen Ding Technology Holding Ltd.	134,000	314,876

		24,785,703

Thailand — 0.2%
Charoen Pokphand Foods PCL, NVDR	1,009,200	815,089
Kiatnakin Bank PCL, NVDR	187,700	379,700

	Shares	Value
COMMON STOCKS (Continued)
Thailand (cont’d.)
Krung Thai Bank PCL, NVDR	1,785,500	$1,060,096
PTT PCL, NVDR	108,800	1,225,296
Siam Cement PCL (The)	67,300	1,057,519
Siam Commercial Bank PCL (The)	311,900	1,479,511
Star Petroleum Refining PCL, NVDR	809,100	308,456
Thai Oil PCL, NVDR	197,300	433,546
Thanachart Capital PCL, NVDR	251,300	352,853
Tisco Financial Group PCL	141,000	294,506

		7,406,572

Turkey — 0.1%
Akbank TAS	346,604	813,769
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, REIT	753,353	601,129
Eregli Demir ve Celik Fabrikalari TAS	377,280	612,669
KOC Holding A/S	125,330	529,440
Tekfen Holding A/S	197,886	470,947
Turkiye Halk Bankasi A/S	230,180	656,894
Turkiye Is Bankasi (Class C Stock)*	393,953	718,988
Turkiye Sise ve Cam Fabrikalari A/S	242,348	278,183

		4,682,019

United Arab Emirates — 0.0%
Aldar Properties PJSC	310,192	190,906
Emaar Properties PJSC	134,120	266,749

		457,655

United Kingdom — 2.1%
3i Group PLC	42,993	403,663
Aggreko PLC	49,606	548,617
Anglo American PLC*	2,543	38,854
Associated British Foods PLC	7,112	232,318
AstraZeneca PLC	7,308	449,346
BAE Systems PLC	19,096	153,688
Barclays PLC	513,507	1,449,515
Barratt Developments PLC	34,494	236,284
BP PLC	80,474	463,217
British American Tobacco PLC	74,214	4,923,795
BT Group PLC	25,268	100,898
Burberry Group PLC	135,662	2,927,674
Capita PLC	383	2,712
Centrica PLC	157,459	428,758
Compass Group PLC	21,427	404,545
Diageo PLC	10,455	299,380
Dialog Semiconductor PLC*	40,438	2,062,615
Dixons Carphone PLC	46,837	186,547
GlaxoSmithKline PLC	51,436	1,069,503
HSBC Holdings PLC, (QMTF)	123,832	1,010,077
HSBC Holdings PLC, (XHKG)	511,200	4,175,629
Imperial Brands PLC	53,250	2,580,685
InterContinental Hotels Group PLC	8,404	411,618
International Consolidated Airlines Group SA	139,815	923,519
ITV PLC	86,146	236,485
Liberty Global PLC (Class A Stock)*	1,949	69,911
Liberty Global PLC (Class C Stock)*	4,441	155,613
Lloyds Banking Group PLC	1,992,750	1,657,329
London Stock Exchange Group PLC	10,044	399,594
Meggitt PLC	285,440	1,593,119

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
National Grid PLC	12,919	$163,907
Persimmon PLC	52,680	1,382,142
Prudential PLC	261,398	5,521,577
Randgold Resources Ltd.	1,878	164,100
Reckitt Benckiser Group PLC	3,870	353,298
RELX NV	90,867	1,685,733
RELX PLC	16,370	320,494
Rio Tinto Ltd.	51,197	2,363,891
Rio Tinto PLC	52,264	2,104,546
RSA Insurance Group PLC	53,108	390,019
Sage Group PLC (The)	37,701	297,816
Standard Chartered PLC*	360,357	3,446,781
Taylor Wimpey PLC	157,606	381,214
TechnipFMC PLC*	60,390	1,970,738
Travis Perkins PLC	51,191	971,141
Unilever NV, CVA	64,020	3,178,548
Unilever PLC	57,720	2,847,163
Vodafone Group PLC	1,901,673	4,955,722
Whitbread PLC	10,989	545,269
WPP PLC	156,817	3,437,277

		66,076,884

United States — 33.2%
3M Co.	713	136,418
Abbott Laboratories	57,294	2,544,426
AbbVie, Inc.	1,288	83,926
Acadia Healthcare Co., Inc.*(a)	88,405	3,854,457
ACADIA Pharmaceuticals, Inc.*(a)	6,752	232,134
Accenture PLC (Class A Stock)	28,939	3,469,208
Activision Blizzard, Inc.	1,732	86,358
Acuity Brands, Inc.(a)	15,377	3,136,907
Adobe Systems, Inc.*	55,715	7,250,193
Advanced Micro Devices, Inc.*(a)	24,340	354,147
AdvanSix, Inc.*	22,716	620,602
Aetna, Inc.(a)	35,073	4,473,561
Affiliated Managers Group, Inc.	17,243	2,826,817
Agilent Technologies, Inc.	26,740	1,413,744
Alexandria Real Estate Equities, Inc., REIT(a)	26,375	2,914,964
Alexion Pharmaceuticals, Inc.*	12,245	1,484,584
Alleghany Corp.*	1,377	846,387
Allegion PLC	25,345	1,918,616
Allergan PLC	22,563	5,390,752
Allied World Assurance Co. Holdings AG	29,010	1,540,431
Ally Financial, Inc.	87,672	1,782,372
Alphabet, Inc. (Class A Stock)*	2,564	2,173,759
Alphabet, Inc. (Class C Stock)*	29,661	24,605,579
Altria Group, Inc.	15,295	1,092,369
Amazon.com, Inc.*	20,139	17,854,029
Ameren Corp.	25,506	1,392,373
American Campus Communities, Inc., REIT .	4,852	230,907
American Electric Power Co., Inc.	33,000	2,215,289
American Express Co.	1,707	135,041
American Homes 4 Rent (Class A Stock), REIT	119,187	2,736,533
American International Group, Inc.	92,395	5,768,220
American Tower Corp., REIT	734	89,210
American Water Works Co., Inc.	1,418	110,278
Ameriprise Financial, Inc.	13,540	1,755,867

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
AmerisourceBergen Corp.(a)	5,187	$459,050
AMETEK, Inc.	9,550	516,463
Amgen, Inc.	1,378	226,088
Amphenol Corp. (Class A Stock)	59,391	4,226,857
Anadarko Petroleum Corp.	40,330	2,500,459
Analog Devices, Inc.	41,588	3,408,136
Antero Resources Corp.*	1,193	27,212
Apache Corp.(a)	31,700	1,629,063
Apartment Investment & Management Co. (Class A Stock), REIT	52,090	2,310,191
Apple, Inc.	184,440	26,496,651
Applied Materials, Inc.	62,035	2,413,162
Aramark	14,035	517,471
Archer-Daniels-Midland Co.	4,636	213,441
Arista Networks, Inc.*(a)	18,569	2,456,122
Arrow Electronics, Inc.*	29,517	2,166,843
Arthur J Gallagher & Co.	26,156	1,478,860
AT&T, Inc.	113,780	4,727,559
Athene Holding Ltd.*	12,100	604,879
Automatic Data Processing, Inc.	5,141	526,387
AutoZone, Inc.*(a)	3,357	2,427,279
AvalonBay Communities, Inc., REIT	48,450	8,895,419
Avery Dennison Corp.	1,065	85,839
B/E Aerospace, Inc.	802	51,416
Ball Corp.	39,926	2,964,904
Bank of America Corp.	547,612	12,918,167
Bank of New York Mellon Corp. (The)	48,300	2,281,209
Becton, Dickinson and Co.	1,654	303,410
Bed Bath & Beyond, Inc.	36,654	1,446,367
Berkshire Hathaway, Inc. (Class B Stock)*	9,765	1,627,630
Best Buy Co., Inc.(a)	42,534	2,090,546
Biogen, Inc.*	11,345	3,101,950
BioMarin Pharmaceutical, Inc.*	14,070	1,235,065
BlackRock, Inc.	6,873	2,635,864
BorgWarner, Inc.(a)	10,826	452,419
Boston Properties, Inc., REIT	28,055	3,714,763
Boston Scientific Corp.*	130,632	3,248,818
Brandywine Realty Trust, REIT	69,100	1,121,493
Brinker International, Inc.(a)	23,500	1,033,060
Bristol-Myers Squibb Co.	53,095	2,887,306
Brixmor Property Group, Inc., REIT	105,690	2,268,107
Broadcom Ltd.	43,407	9,504,397
Broadridge Financial Solutions, Inc.	971	65,979
Brown-Forman Corp. (Class B Stock)	1,743	80,492
CA, Inc.	2,628	83,360
Cabot Oil & Gas Corp.	42,411	1,014,047
Cadence Design Systems, Inc.*	2,276	71,466
Camden Property Trust, REIT	30,360	2,442,766
Capital One Financial Corp.	64,900	5,624,234
Carlisle Cos., Inc.	41,689	4,436,126
Carnival Corp.	3,292	193,932
Casey’s General Stores, Inc.(a)	3,563	399,947
Caterpillar, Inc.	886	82,185
Cavium, Inc.*(a)	31,226	2,237,655
CBRE Group, Inc. (Class A Stock)*	129,586	4,508,297
CBS Corp. (Class B Stock)	31,735	2,201,140
CDK Global, Inc.	1,086	70,601
CDW Corp.	10,843	625,750
Celanese Corp. (Class A Stock)	1,186	106,562

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Celgene Corp.*	48,708	$6,060,737
Centene Corp.*	3,881	276,560
CenterPoint Energy, Inc.	8,207	226,267
Charles Schwab Corp. (The)	202,404	8,260,107
Charter Communications, Inc. (Class A Stock)*	16,368	5,357,573
Chevron Corp.	12,748	1,368,753
Chubb Ltd.	39,436	5,373,156
Cigna Corp.	9,862	1,444,684
Cintas Corp.	720	91,109
Cisco Systems, Inc.	101,034	3,414,949
Citigroup, Inc.	142,839	8,544,629
Citizens Financial Group, Inc.	85,205	2,943,832
Clear Channel Outdoor Holdings, Inc. (Class A Stock)	77,500	468,875
CMS Energy Corp.	49,071	2,195,436
CNO Financial Group, Inc.	38,400	787,200
Coca-Cola Co. (The)	20,948	889,033
Cognizant Technology Solutions Corp. (Class A Stock)*	4,762	283,434
Columbia Sportswear Co.	20,400	1,198,500
Comcast Corp. (Class A Stock)	125,916	4,733,182
Comerica, Inc.	4,708	322,875
CommScope Holding Co., Inc.*	11,491	479,290
Computer Sciences Corp.	1,224	84,468
Concho Resources, Inc.*	34,019	4,365,998
ConocoPhillips	35,700	1,780,359
Constellation Brands, Inc. (Class A Stock)	15,450	2,503,981
Cooper Cos., Inc. (The)	383	76,558
Core Laboratories NV(a)	276	31,884
CoreSite Realty Corp., REIT(a)	8,075	727,154
Corning, Inc.	115,653	3,122,631
Corporate Office Properties Trust, REIT	38,800	1,284,280
CoStar Group, Inc.*	1,431	296,532
Costco Wholesale Corp.	15,469	2,593,997
Coty, Inc. (Class A Stock)(a)	73,703	1,336,235
Crown Holdings, Inc.*	25,345	1,342,017
CubeSmart, REIT(a)	63,975	1,660,791
Cummins, Inc.	2,455	371,196
CVS Health Corp.	28,778	2,259,073
CyrusOne, Inc., REIT	28,350	1,459,175
D.R. Horton, Inc.	15,384	512,441
Danaher Corp.	4,976	425,597
DCT Industrial Trust, Inc., REIT	9,725	467,967
DDR Corp., REIT	53,865	674,928
Deere & Co.	1,992	216,849
Delphi Automotive PLC	18,487	1,488,019
Delta Air Lines, Inc.	136,461	6,271,748
DENTSPLY SIRONA, Inc.	7,370	460,183
Diamondback Energy, Inc.*	22,581	2,341,988
Dick’s Sporting Goods, Inc.	781	38,003
Digital Realty Trust, Inc., REIT(a)	31,455	3,346,498
Discover Financial Services	41,947	2,868,755
DISH Network Corp. (Class A Stock)*	87,300	5,542,677
Dollar General Corp.	39,814	2,776,230
Douglas Emmett, Inc., REIT	23,870	916,607
Dover Corp.	20,230	1,625,481
Dow Chemical Co. (The)	12,330	783,448
Dr. Pepper Snapple Group, Inc.	24,621	2,410,889

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Duke Energy Corp.	13,900	$1,139,939
Duke Realty Corp., REIT	19,800	520,146
Dynegy, Inc.*	150	1,179
E*TRADE Financial Corp.*	2,218	77,386
E.I. du Pont de Nemours & Co.	42,565	3,419,247
Eagle Materials, Inc.	27,857	2,706,029
East West Bancorp, Inc.	60,978	3,147,075
EastGroup Properties, Inc., REIT	13,400	985,302
Eastman Chemical Co.	31,587	2,552,229
Eaton Corp. PLC	35,766	2,652,049
Edgewell Personal Care Co.*	6,390	467,365
Edison International	55,788	4,441,283
Edwards Lifesciences Corp.*	2,676	251,731
Electronic Arts, Inc.*	65,161	5,833,213
Eli Lilly & Co.	48,625	4,089,848
Energen Corp.*	18,666	1,016,177
Energizer Holdings, Inc.	20,525	1,144,269
Entercom Communications Corp. (Class A Stock)(a)	54,980	786,214
EOG Resources, Inc.	57,380	5,597,419
EQT Corp.	77,736	4,749,670
Equifax, Inc.	18,467	2,525,178
Equinix, Inc., REIT	11,814	4,729,971
Equity LifeStyle Properties, Inc., REIT	22,700	1,749,262
Equity Residential, REIT	31,305	1,947,797
Essex Property Trust, Inc., REIT	13,697	3,171,267
Everest Re Group Ltd.	677	158,289
Eversource Energy	21,420	1,259,068
Evolent Health, Inc.*	43,530	970,719
Exact Sciences Corp.*(a)	44,390	1,048,492
Exelon Corp.	5,112	183,930
Expedia, Inc.	19,010	2,398,492
Extra Space Storage, Inc., REIT(a)	9,054	673,527
Exxon Mobil Corp.	83,580	6,854,396
F5 Networks, Inc.*	498	71,000
Facebook, Inc. (Class A Stock)*	106,364	15,109,006
Federal Realty Investment Trust, REIT	4,675	624,113
FedEx Corp.	2,043	398,691
Fidelity National Information Services, Inc.	28,753	2,289,314
Fifth Third Bancorp	78,131	1,984,527
First Data Corp. (Class A Stock)*	2,235	34,643
First Republic Bank	39,001	3,658,684
FLIR Systems, Inc.	888	32,217
Foot Locker, Inc.	1,282	95,906
Ford Motor Co.	29,992	349,107
Fortive Corp.	2,430	146,335
Fortune Brands Home & Security, Inc	57,429	3,494,555
Gap, Inc. (The)(a)	55,200	1,340,808
Gartner, Inc.*	7,002	756,146
General Dynamics Corp.	11,057	2,069,871
General Electric Co.	236,770	7,055,746
General Motors Co.	37,908	1,340,427
Genuine Parts Co.	20,146	1,861,692
GGP, Inc., REIT(a)	95,405	2,211,488
Gilead Sciences, Inc.	41,968	2,850,466
Global Payments, Inc.	6,281	506,751
GoDaddy, Inc. (Class A Stock)*(a)	81,666	3,095,141
Goldman Sachs Group, Inc. (The)	4,457	1,023,862

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Graphic Packaging Holding Co.	80,500	$1,036,035
Guidewire Software, Inc.*	25,527	1,437,936
H&R Block, Inc.	1,627	37,828
Halcon Resources Corp.*(a)	8,792	67,698
Halliburton Co.	6,520	320,849
Hanesbrands, Inc.(a)	47,900	994,404
Harris Corp.	19,051	2,119,805
Hartford Financial Services Group, Inc. (The)	73,710	3,543,240
HCA Holdings, Inc.*	20,800	1,850,992
HCP, Inc., REIT	190,578	5,961,279
HD Supply Holdings, Inc.*	55,942	2,300,615
HEICO Corp. (Class A Stock)	4,283	321,225
Henry Schein, Inc.*(a)	2,771	470,987
Hewlett Packard Enterprise Co.	74,847	1,773,874
Highwoods Properties, Inc., REIT	15,990	785,589
Hilton Grand Vacations, Inc.*	54,966	1,575,314
Hilton Worldwide Holdings, Inc.	106,330	6,216,052
HollyFrontier Corp.	1,035	29,332
Hologic, Inc.*	1,487	63,272
Home Depot, Inc. (The)	39,615	5,816,671
Honeywell International, Inc.	58,416	7,294,406
Horizon Pharma PLC*	17,684	261,370
Hospitality Properties Trust, REIT	10,875	342,889
Host Hotels & Resorts, Inc., REIT(a)	169,380	3,160,631
HP, Inc.	32,282	577,202
Hubbell, Inc.	3,938	472,757
Hudson Pacific Properties, Inc., REIT	51,275	1,776,166
Humana, Inc.	24,995	5,152,469
Huntington Bancshares, Inc.	28,010	375,054
Huntington Ingalls Industries, Inc.	348	69,684
IDEX Corp.	5,841	546,192
IDEXX Laboratories, Inc.*	666	102,970
Illinois Tool Works, Inc.	12,240	1,621,433
Illumina, Inc.*	21,352	3,643,506
Incyte Corp.*	4,038	539,759
Ingersoll-Rand PLC	9,931	807,588
Ingredion, Inc.	516	62,142
Intel Corp.	15,306	552,087
Intercept Pharmaceuticals, Inc.*(a)	11,618	1,313,996
Intercontinental Exchange, Inc.	40,469	2,422,879
International Business Machines Corp.	5,336	929,211
Intuitive Surgical, Inc.*	466	357,175
Invesco Ltd.	49,105	1,504,086
Invitation Homes, Inc., REIT*	53,000	1,156,990
Jack Henry & Associates, Inc.	6,864	639,038
Jazz Pharmaceuticals PLC*	11,757	1,706,293
John Bean Technologies Corp.	11,091	975,453
Johnson & Johnson	45,703	5,692,308
Johnson Controls International PLC	7,164	301,748
Jones Lang LaSalle, Inc.	312	34,772
KapStone Paper and Packaging Corp.	36,600	845,460
KeyCorp	105,375	1,873,567
Keysight Technologies, Inc.*	15,037	543,437
Kilroy Realty Corp., REIT	5,300	382,024
Kimberly-Clark Corp.	4,787	630,113
Kimco Realty Corp., REIT	259,806	5,739,114
Kinder Morgan, Inc.	68,337	1,485,646
Kite Pharma, Inc.*(a)	28,767	2,257,922

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Kite Realty Group Trust, REIT	15,500	$333,250
KLA-Tencor Corp.	12,931	1,229,350
Kohl’s Corp.(a)	53,022	2,110,806
Kraft Heinz Co. (The)	24,683	2,241,463
Kroger Co. (The)	62,948	1,856,337
L3 Technologies, Inc.	8,246	1,362,981
La Quinta Holdings, Inc.*	76,900	1,039,688
Laboratory Corp. of America Holdings*	1,754	251,647
Lam Research Corp.	20,747	2,663,085
LaSalle Hotel Properties, REIT(a)	13,525	391,549
Lazard Ltd. (Class A Stock)	34,423	1,583,114
Lear Corp.	595	84,240
Lennox International, Inc.	20,712	3,465,117
Liberty Broadband Corp. (Class C Stock)*	895	77,328
Liberty Media Corp.-Liberty SiriusXM*	917	35,690
Liberty Property Trust, REIT	34,300	1,322,266
Life Storage, Inc., REIT	11,550	948,486
Lincoln National Corp.	2,978	194,910
LKQ Corp.*	77,330	2,263,449
Loews Corp.	114,419	5,351,377
Lowe’s Cos., Inc.	57,438	4,721,978
M&T Bank Corp.(a)	25,121	3,886,972
Macerich Co. (The), REIT(a)	41,538	2,675,047
Macy’s, Inc.	7,708	228,465
ManpowerGroup, Inc.	730	74,876
Marathon Petroleum Corp.	40,905	2,067,339
Marriott International, Inc. (Class A Stock)	1,804	169,901
Marsh & McLennan Cos., Inc.	16,901	1,248,815
Martin Marietta Materials, Inc.	6,780	1,479,735
Masco Corp.	64,739	2,200,479
Mastercard, Inc. (Class A Stock)	36,586	4,114,828
Match Group, Inc.*(a)	11,277	184,153
McDonald’s Corp.	1,498	194,156
McKesson Corp.	1,289	191,107
Medtronic PLC	3,761	302,986
Merck & Co., Inc.	89,102	5,661,541
MetLife, Inc.	21,074	1,113,129
Microchip Technology, Inc.(a)	5,163	380,926
Microsoft Corp.	312,117	20,556,025
Mid-America Apartment Communities, Inc., REIT	7,500	763,050
Middleby Corp. (The)*	13,722	1,872,367
Mohawk Industries, Inc.*	33,873	7,773,515
Molson Coors Brewing Co. (Class B Stock)	32,946	3,153,261
Mondelez International, Inc. (Class A Stock)	79,928	3,443,298
Monster Beverage Corp.*	33,541	1,548,588
Morgan Stanley	121,217	5,192,936
Mosaic Co. (The)(a)	39,198	1,143,797
MSC Industrial Direct Co., Inc. (Class A Stock)	4,820	495,303
Murphy USA, Inc.*	9,100	668,122
Mylan NV*	514	20,041
Nasdaq, Inc.	28,434	1,974,741
National Fuel Gas Co.(a)	8,317	495,860
National Health Investors, Inc., REIT	26,730	1,941,400
National Retail Properties, Inc., REIT	1,110	48,418
Netflix, Inc.*	14,488	2,141,471
Newell Brands, Inc.	41,990	1,980,669
Newfield Exploration Co.*	1,673	61,750

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Newmont Mining Corp.	4,218	$139,025
Nexstar Media Group, Inc.(a)	19,256	1,350,808
NextEra Energy, Inc.	40,028	5,138,395
NII Holdings, Inc.*	7,349	9,554
NIKE, Inc. (Class B Stock)	45,923	2,559,289
Nordstrom, Inc.(a)	44,470	2,070,968
Norfolk Southern Corp.	11,083	1,240,963
Northern Trust Corp.	22,834	1,976,968
Northrop Grumman Corp.	2,722	647,400
Norwegian Cruise Line Holdings Ltd.*	42,882	2,175,404
Nuance Communications, Inc.*	1,978	34,239
NVIDIA Corp.	41,400	4,509,702
Oaktree Capital Group LLC, MLP	9,751	441,720
Occidental Petroleum Corp.	36,130	2,289,197
Old Dominion Freight Line, Inc.	24,411	2,088,849
ON Semiconductor Corp.*	40,220	623,008
Oracle Corp.	12,602	562,175
O’Reilly Automotive, Inc.*(a)	9,751	2,631,210
Oshkosh Corp.	5,113	350,701
Outfront Media, Inc., REIT	61,501	1,632,852
PACCAR, Inc.	24,428	1,641,561
Palo Alto Networks, Inc.*	13,488	1,519,828
Park Hotels & Resorts, Inc., REIT(a)	63,014	1,617,574
Parsley Energy, Inc. (Class A Stock)*	1,959	63,687
Patheon NV*(a)	12,255	322,797
Paychex, Inc.	1,143	67,323
PayPal Holdings, Inc.*	82,901	3,566,401
PBF Energy, Inc. (Class A Stock)(a)	63,357	1,404,625
Pebblebrook Hotel Trust, REIT(a)	14,700	429,387
Penn Virginia Corp.*	293	13,258
Penn Virginia Corp. NPV*	364	16,471
Pennsylvania Real Estate Investment Trust, REIT	4,100	62,074
PepsiCo, Inc.	54,285	6,072,320
Pfizer, Inc.	327,569	11,206,135
PG&E Corp.	33,791	2,242,371
Philip Morris International, Inc.	39,844	4,498,387
Phillips 66	23,900	1,893,358
Pinnacle West Capital Corp.	6,147	512,537
Pioneer Natural Resources Co.	20,996	3,910,085
Plains GP Holdings LP (Class A Stock)	945	29,541
PNC Financial Services Group, Inc. (The)	29,435	3,539,264
Post Holdings, Inc.*(a)	18,900	1,654,128
Premier, Inc. (Class A Stock)*	14,156	450,585
Priceline Group, Inc. (The)*	2,309	4,109,950
Procter & Gamble Co. (The)	57,144	5,134,359
Progressive Corp. (The)	6,894	270,107
Prologis, Inc., REIT	160,972	8,351,228
Public Storage, REIT	22,345	4,891,544
PulteGroup, Inc.(a)	53,810	1,267,225
PVH Corp.	5,412	559,980
QUALCOMM, Inc.	30,585	1,753,744
Quality Care Properties, Inc., REIT*	49,400	931,684
Quest Diagnostics, Inc.	1,066	104,671
Ralph Lauren Corp.(a)	3,540	288,935
Range Resources Corp.	10,405	302,786
Raymond James Financial, Inc.	7,151	545,335
Rayonier, Inc., REIT	75,174	2,130,431
Realty Income Corp., REIT(a)	50,780	3,022,933

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Red Rock Resorts, Inc. (Class A Stock)	28,416	$630,267
Regal Beloit Corp.	2,911	220,217
Regency Centers Corp., REIT	33,827	2,245,775
Regeneron Pharmaceuticals, Inc.*	78	30,226
Regions Financial Corp.	21,383	310,695
Reinsurance Group of America, Inc.	509	64,633
Revance Therapeutics, Inc.*	33,675	700,440
Robert Half International, Inc.	1,007	49,172
Ross Stores, Inc.	17,980	1,184,343
Royal Caribbean Cruises Ltd.	20,386	2,000,070
S&P Global, Inc.	24,328	3,180,643
Sabine Oil & Gas Corp.*	35	1,190
Sabre Corp.(a)	1,240	26,276
Sage Therapeutics, Inc.*	3,000	213,210
salesforce.com, Inc.*	22,849	1,884,814
SBA Communications Corp., REIT*	971	116,879
Schlumberger Ltd.	7,935	619,724
Sealed Air Corp.	5,269	229,623
Sempra Energy	17,848	1,972,204
Senior Housing Properties Trust, REIT	109,542	2,218,226
Sensata Technologies Holding NV*	1,287	56,203
ServiceNow, Inc.*	25,793	2,256,114
Sherwin-Williams Co. (The)	1,312	406,969
Shire PLC	48,657	2,835,096
Signature Bank*	18,399	2,730,228
Silgan Holdings, Inc.	7,868	467,044
Simon Property Group, Inc., REIT	46,108	7,931,959
Sinclair Broadcast Group, Inc. (Class A Stock)	21,700	878,850
Sirius XM Holdings, Inc.(a)	32,023	164,918
SL Green Realty Corp., REIT	11,677	1,245,002
Snap, Inc. (Class A Stock)*(a)	79,354	1,787,845
Snap-on, Inc.	10,936	1,844,575
Southwest Airlines Co.	67,349	3,620,682
Southwestern Energy Co.*	14,275	116,627
Spark Therapeutics, Inc.*(a)	17,968	958,413
Spectrum Brands Holdings, Inc.(a)	269	37,394
Spirit Realty Capital, Inc., REIT	177,800	1,801,114
Splunk, Inc.*(a)	36,016	2,243,437
Stanley Black & Decker, Inc.	51,402	6,829,784
Starbucks Corp.	101,965	5,953,736
State Street Corp.	6,392	508,867
Sun Communities, Inc., REIT	5,875	471,939
Sunstone Hotel Investors, Inc., REIT	67,900	1,040,907
SunTrust Banks, Inc.	66,581	3,681,930
SVB Financial Group*	6,685	1,244,011
Symantec Corp.	2,340	71,791
Synopsys, Inc.*	10,644	767,752
T. Rowe Price Group, Inc.	41,227	2,809,620
Take-Two Interactive Software, Inc.*	6,439	381,640
Taubman Centers, Inc., REIT(a)	6,375	420,878
TD Ameritrade Holding Corp.	14,052	546,061
TE Connectivity Ltd.	31,835	2,373,299
TEGNA, Inc.	1,390	35,612
Teleflex, Inc.	305	59,088
Tesla, Inc.*(a)	6,506	1,810,620
Texas Instruments, Inc.	85,221	6,865,404
Textron, Inc.	2,594	123,448
TherapeuticsMD, Inc.*(a)	117,645	847,044

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Thermo Fisher Scientific, Inc.	4,709	$723,302
Thomson Reuters Corp.	3,080	133,196
Thor Industries, Inc.	3,750	360,488
Tiffany & Co.(a)	26,621	2,536,981
Time Warner, Inc.	17,985	1,757,314
TJX Cos., Inc. (The)(a)	47,820	3,781,606
T-Mobile US, Inc.*	21,740	1,404,187
Toll Brothers, Inc.*	18,548	669,769
Travelers Cos., Inc. (The)	17,060	2,056,412
TreeHouse Foods, Inc.*(a)	22,079	1,869,208
Twenty-First Century Fox, Inc. (Class A Stock)	98,245	3,182,155
Twenty-First Century Fox, Inc. (Class B Stock)	3,716	118,094
Tyson Foods, Inc. (Class A Stock)	5,905	364,398
U.S. Bancorp	46,578	2,398,767
UDR, Inc., REIT(a)	18,150	658,119
Ulta Beauty, Inc.*	6,851	1,954,111
Union Pacific Corp.	31,828	3,371,222
United Continental Holdings, Inc.*	35,456	2,504,612
United Parcel Service, Inc. (Class B Stock)	1,410	151,293
United Rentals, Inc.*	13,515	1,690,051
United Technologies Corp.	26,384	2,960,549
United Therapeutics Corp.*	362	49,008
UnitedHealth Group, Inc.	89,792	14,726,786
Universal Health Services, Inc. (Class B Stock)	3,083	383,679
Unum Group	35,856	1,681,288
Vail Resorts, Inc.	1,992	382,265
Valero Energy Corp.	6,220	412,324
Vantiv, Inc. (Class A Stock)*	79,561	5,101,451
Veeva Systems, Inc. (Class A Stock)*	31,023	1,590,859
Ventas, Inc., REIT	20,775	1,351,206
VEREIT, Inc., REIT	9,666	82,064
VeriSign, Inc.*(a)	795	69,252
Verizon Communications, Inc.	50,297	2,451,979
Vertex Pharmaceuticals, Inc.*	40,210	4,396,964
VF Corp.(a)	4,347	238,955
Visa, Inc. (Class A Stock)(a)	111,347	9,895,408
Vistra Energy Corp.	14,776	240,849
Vornado Realty Trust, REIT	37,862	3,797,937
Voya Financial, Inc.	19,418	737,107
Vulcan Materials Co.	22,416	2,700,679
VWR Corp.*(a)	24,200	682,440
W.R. Berkley Corp.	3,270	230,960
W.W. Grainger, Inc.(a)	345	80,302
WABCO Holdings, Inc.*	23,137	2,716,747
Walgreens Boots Alliance, Inc.	35,236	2,926,349
Wal-Mart Stores, Inc.	3,010	216,961
Walt Disney Co. (The)	46,061	5,222,857
Wayfair, Inc. (Class A Stock)*(a)	35,558	1,439,743
WEC Energy Group, Inc.	10,850	657,836
Weingarten Realty Investors, REIT	36,900	1,232,091
Wells Fargo & Co.	288,977	16,084,460
Welltower, Inc., REIT	18,348	1,299,405
Westar Energy, Inc.	2,234	121,239
WestRock Co.	69,233	3,602,193
WEX, Inc.*	8,686	899,002
Weyerhaeuser Co., REIT	37,978	1,290,492

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Williams Cos., Inc. (The)	19,032	$563,157
Workday, Inc. (Class A Stock)*(a)	18,123	1,509,284
WP Carey, Inc., REIT	2,362	146,964
Xcel Energy, Inc.	107,192	4,764,684
Xerox Corp.	6,956	51,057
Zimmer Biomet Holdings, Inc.	1,494	182,432
Zions Bancorporation	4,980	209,160

		1,032,709,776

Vietnam — 0.0%
Hoa Phat Group JSC	228,435	306,755

TOTAL COMMON STOCKS (cost $1,470,212,077)		1,659,709,792

PREFERRED STOCKS — 1.4%
Bermuda — 0.0%
XLIT Ltd., Series D	235	203,863

Brazil — 0.2%
Braskem SA (PRFC A)	34,949	355,786
Cia de Saneamento do Parana (PRFC)	39,380	138,370
Cia Energetica de Minas Gerais (PRFC)	93,183	309,558
Itau Unibanco Holding SA, ADR (PRFC)	316,907	3,825,067
Metalurgica Gerdau SA (PRFC)*	230,020	367,374
Vale SA, ADR (PRFC)(a)	101,350	910,123

		5,906,278

China — 0.1%
Mandatory Exchangeable Trust, CVT, 144A, 5.750%	28,816	3,730,231

Germany — 0.1%
Henkel AG & Co. KGaA (PRFC)*	26,110	3,346,664
Volkswagen AG (PRFC)	4,060	591,871

		3,938,535

Israel — 0.1%
Teva Pharmaceutical Industries Ltd., CVT, 7.000%	2,012	1,160,924

Russia — 0.0%
Surgutneftegas OJSC (PRFC)	1,086,869	621,398

United States — 0.9%
Allergan PLC, CVT, 5.500%	2,927	2,487,306
American Homes 4 Rent, REIT	45,479	1,216,108
American Tower Corp., REIT, CVT, 5.500%	10,663	1,191,057
Anthem, Inc., CVT, 5.250%	7,156	364,956
Apartment Investment & Management Co., REIT	5,775	152,518
Arconic, Inc., CVT, 5.375%	12,259	503,232
Bank of America Corp., Series L, CVT, 7.250%(a)	1,832	2,189,350
Bunge Ltd., CVT, 4.875%	3,500	375,375
CBL & Associates Properties, Inc., REIT(a)	50,250	1,205,498
DDR Corp., REIT	850	21,378
Digital Realty Trust, Inc., REIT	13,900	382,249
Dominion Resources, Inc., CVT, 6.375%	18,756	943,427
Equity LifeStyle Properties, Inc., REIT	13,050	333,950
Exelon Corp., CVT, 6.500%	14,719	726,530
Frontier Communications Corp., CVT, 11.125%	9,417	463,881

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
United States (cont’d.)
GGP, Inc., REIT	38,450	$995,855
Hess Corp., CVT, 8.000%(a)	6,559	390,261
Kimco Realty Corp., Series J, REIT	2,625	65,468
Kimco Realty Corp., Series K, REIT(a)	5,675	143,578
Kinder Morgan, Inc., CVT, 9.750%(a)	16,043	800,225
LaSalle Hotel Properties, REIT	11,200	284,032
NextEra Energy, Inc., CVT, 6.123%	18,572	947,172
Pennsylvania Real Estate Investment Trust, Series B, REIT	1,375	34,623
Pennsylvania Real Estate Investment Trust, Series C, REIT	24,975	667,082
PS Business Parks, Inc., REIT	2,450	62,304
Public Storage, Series D, REIT	3,600	81,936
Public Storage, Series E, REIT	2,815	63,309
Public Storage, Series V, REIT	12,975	319,315
Retail Properties of America, Inc., REIT	12,700	324,485
Rexford Industrial Realty, Inc., REIT	925	22,404
Sabra Health Care REIT, Inc., REIT	35,900	929,990
Saul Centers, Inc., REIT	31,500	796,320
SL Green Realty Corp., REIT	59,606	1,519,953
Southwestern Energy Co., CVT, 6.250%(a)	18,593	367,770
Stericycle, Inc., CVT, 5.250%*(a)	2,732	195,475
Sun Communities, Inc., REIT	1,575	40,635
Taubman Centers, Inc., Series J, REIT	56,450	1,432,701
Taubman Centers, Inc., Series K, REIT	7,625	190,549
T-Mobile US, Inc., CVT, 5.500%	9,469	1,001,915
Tyson Foods, Inc., CVT, 4.750%	2,875	192,625
Urstadt Biddle Properties, Inc., REIT	30,400	784,776
Vornado Realty Trust, Series G, REIT	16,500	423,225
Vornado Realty Trust, Series I, REIT	1,100	28,204
Washington Prime Group, Inc., REIT	18,600	464,814
Wells Fargo & Co., Series L, CVT, 7.500%(a)	2,055	2,548,200
Welltower, Inc., Series I, REIT, CVT, 6.500%(a)	6,591	416,024

		29,092,040

TOTAL PREFERRED STOCKS (cost $44,729,652)		44,653,269

	Units
RIGHTS* — 0.0%
United States — 0.0%
Media General, Inc.^	58,900	—
Vistra Energy Corp.^	14,776	16,623

TOTAL RIGHTS (cost $ — )		16,623

WARRANTS* — 0.0%
United States — 0.0%
Sabine Oil & Gas Corp., expiring 04/13/26	113	622
Sabine Oil & Gas Corp., expiring 04/13/26	20	90

TOTAL WARRANTS (cost $911)		712

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES — 2.0%
Non-Residential Mortgage-Backed Securities — 0.2%
American Tower Trust I,
Series 13, Class 1A, REIT, 144A
1.551%	03/15/43	225	$224,456
CPS Auto Receivables Trust,
Series 2013-A, Class A, 144A
1.310%	06/15/20	72	71,488
CPS Auto Trust,
Series 2012-D, Class A, 144A
1.480%	03/16/20	26	25,602
DT Auto Owner Trust,
Series 2016-4A, Class C, 144A
2.740%	10/17/22	750	752,142
Exeter Automobile Receivables Trust,
Series 2014-3A, Class B, 144A
2.770%	11/15/19	1,020	1,024,135
First Investors Auto Owner Trust,
Series 2015-2A, Class B, 144A
2.750%	09/15/21	1,285	1,288,389
Flagship Credit Auto Trust,
Series 2016-4, Class A1, 144A
1.470%	03/16/20	424	423,601
LendingClub Issuance Trust,
Series 2016-NP2, Class A, 144A
3.000%	01/17/23	627	628,417
Mid-State Capital Trust,
Series 2010-1, Class M, 144A
5.250%	12/15/45	379	399,920
Murray Hill Marketplace Trust,
Series 2016-LC1, Class A, 144A
4.190%	11/25/22	360	362,350

			5,200,500

Residential Mortgage-Backed Securities — 1.8%
ABFC Trust,
Series 2004-OPT5, Class M2
2.953%(c)	12/25/33	419	408,936
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-NC1, Class M1
2.152%(c)	07/25/33	1,248	1,197,852
Series 2003-OP1, Class M1
2.032%(c)	12/25/33	94	89,488
Series 2003-OP1, Class M2
3.232%(c)	12/25/33	863	856,549
Series 2004-HE2, Class M2
2.782%(c)	10/25/34	307	292,551
Series 2004-HE3, Class M3
2.062%(c)	11/25/34	203	186,077
Ameriquest Mortgage Securities, Inc.,
Series 2003-10, Class M1
2.032%(c)	12/25/33	919	872,586
Series 2003-10, Class M2
3.532%(c)	12/25/33	870	845,630
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates, Series 2002-2, Class M3
3.637%(c)	08/25/32	651	644,079
Series 2003-9, Class M2
3.832%(c)	09/25/33	456	437,130
Series 2003-12, Class M2
3.532%(c)	01/25/34	416	409,481

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2004-R1, Class M2
1.852%(c)	02/25/34	1,194	$1,104,597
Series 2004-R1, Class M6
3.052%(c)	02/25/34	118	116,139
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W7, Class M2
3.607%(c)	03/25/34	314	306,985
Series 2003-W9, Class M3B
4.102%(c)	01/25/34	436	423,044
Series 2004-W4, Class A
1.502%(c)	03/25/34	948	860,153
Series 2004-W6, Class M4
3.832%(c)	05/25/34	184	168,236
Asset-Backed Funding Certificates Trust,
Series 2004-OPT2, Class M2
2.482%(c)	07/25/33	399	385,669
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE7, Class M4
3.007%(c)	10/25/34	307	281,570
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-FR3, Class M2
2.737%(c)	09/25/34	947	891,788
Bear Stearns Asset-Backed Securities Trust,
Series 2003-2, Class B
6.232%(c)	03/25/43	39	38,583
Series 2003-SD2, Class 3A
4.599%(c)	06/25/43	441	425,327
Series 2004-1, Class M1
1.957%(c)	06/25/34	609	563,969
Series 2004-2, Class M1
2.182%(c)	08/25/34	523	490,934
Centex Home Equity Loan Trust,
Series 2004-A, Class M1
1.582%(c)	01/25/34	1,438	1,364,703
Series 2004-B, Class M2
1.732%(c)	03/25/34	811	729,973
Chase Funding Loan Acquisition Trust,
Series 2004-AQ1, Class M1
2.077%(c)	05/25/34	468	429,103
Chase Funding Trust,
Series 2003-6, Class 2M1
1.732%(c)	11/25/34	1,113	1,044,198
CHEC Loan Trust,
Series 2004-2, Class M3
2.232%(c)	04/25/34	252	218,317
Countrywide Asset-Backed Certificates,
Series 2003-BC6, Class M2
2.707%(c)	10/25/33	373	368,433
Series 2004-BC1, Class M3
3.082%(c)	10/25/33	84	75,480
Series 2004-ECC2, Class M5
2.857%(c)	10/25/34	555	516,825
Series 2004-SD2, Class M1, 144A
1.602%(c)	06/25/33	451	438,068
Series 2005-12, Class M2
1.472%(c)	02/25/36	1,250	1,158,489
Countrywide Asset-Backed Certificates Trust,
Series 2003-5, Class MF2
5.325%(c)	11/25/33	671	602,625

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2004-5, Class M3
2.707%(c)	07/25/34	394	$377,939
Series 2004-6, Class M2
1.957%(c)	10/25/34	557	524,469
Countrywide Partnership Trust,
Series 2004-EC1, Class M2
1.927%(c)	01/25/35	770	713,811
Credit-Based Asset Servicing & Securitization LLC,
Series 2003-CB5, Class M2
3.457%(c)	11/25/33	246	240,126
Series 2004-CB6, Class M3
3.082%(c)	07/25/35	559	534,458
Equity One Mortgage Pass-Through Trust,
Series 2003-4, Class M1
5.869%(c)	10/25/34	871	835,665
Series 2004-1, Class M2
5.615%(c)	04/25/34	1,873	1,724,983
Series 2004-2, Class M1
5.692%(c)	07/25/34	139	135,362
Fremont Home Loan Trust,
Series 2003-B, Class M2
3.412%(c)	12/25/33	93	93,199
Series 2004-2, Class M2
1.912%(c)	07/25/34	471	456,249
Series 2004-A, Class M1
1.807%(c)	01/25/34	1,620	1,501,552
GMAT Trust,
Series 2013-1A, Class A, 144A
6.967%	11/25/43	97	97,293
GSAMP Trust,
Series 2003-HE1, Class M1
2.223%(c)	06/20/33	410	400,568
Series 2004-NC2, Class M1
1.828%(c)	10/25/34	401	369,142
Series 2007-SEA1, Class A, 144A
1.282%(c)	12/25/36	436	404,344
Home Equity Asset Trust,
Series 2002-1, Class M2
2.882%(c)	11/25/32	1,135	1,003,292
Series 2004-3, Class M1
1.837%(c)	08/25/34	519	482,166
Series 2004-6, Class M2
1.882%(c)	12/25/34	181	160,675
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2004-B, Class M3
2.182%(c)	11/25/34	1,251	1,157,423
Series 2004-C, Class M2
1.882%(c)	03/25/35	377	339,010
Long Beach Mortgage Loan Trust,
Series 2001-2, Class M1
1.338%(c)	07/25/31	1,200	1,159,122
Series 2003-4, Class M2
3.607%(c)	08/25/33	134	131,624
Series 2004-5, Class A5
1.542%(c)	09/25/34	467	434,139
MASTR Asset-Backed Securities Trust,
Series 2003-NC1, Class M5
5.354%(c)	04/25/33	123	102,948
Series 2004-OPT2, Class M1

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
1.882%(c)	09/25/34	330	$309,957
Series 2005-NC1, Class M2
1.732%(c)	12/25/34	824	792,378
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT1, Class M1
1.957%(c)	07/25/34	207	191,924
Series 2004-HE1, Class M2
3.232%(c)	04/25/35	1,573	1,563,010
Series 2005-NC1, Class M2
2.062%(c)	10/25/35	631	591,508
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE1, Class M1
1.837%(c)	01/25/34	471	450,177
Series 2004-HE6, Class M2
1.882%(c)	08/25/34	204	193,729
Series 2004-NC2, Class M2
2.782%(c)	12/25/33	249	230,748
Series 2004-NC5, Class M1
1.882%(c)	05/25/34	727	678,651
Series 2004-OP1, Class M3
2.002%(c)	11/25/34	112	103,213
Series 2005-HE1, Class M3
1.762%(c)	12/25/34	347	288,232
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-AM3, Class M1
2.407%(c)	02/25/33	272	262,272
Series 2002-NC5, Class M1
2.392%(c)	10/25/32	244	232,758
New Century Home Equity Loan Trust,
Series 2003-4, Class M2
3.712%(c)	10/25/33	1,180	1,152,175
Series 2003-6, Class M1
2.062%(c)	01/25/34	692	677,234
Series 2003-B, Class M2
3.457%(c)	11/25/33	343	336,118
Series 2004-4, Class M1
1.747%(c)	02/25/35	714	672,714
NovaStar Mortgage Funding Trust,
Series 2003-2, Class M2
2.956%(c)	09/25/33	383	367,859
Option One Mortgage Acceptance Corp., Asset-Backed Certificates,
Series 2003-3, Class M1
1.957%(c)	06/25/33	551	517,559
Series 2003-4, Class M1
2.002%(c)	07/25/33	1,314	1,206,635
Option One Mortgage Loan Trust,
Series 2004-2, Class M2
2.557%(c)	05/25/34	627	557,938
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-WCH1, Class M4
2.227%(c)	01/25/36	500	489,173
Progress Residential Trust,
Series 2015-SFR2, Class B, 144A
3.138%	06/12/32	670	664,708
RAMP Trust,
Series 2003-RS10, Class MII1
1.957%(c)	11/25/33	444	413,239
Renaissance Home Equity Loan Trust,
Series 2003-2, Class A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
1.862%(c)	08/25/33	1,069	$997,275
Series 2003-2, Class M2A
3.982%(c)	08/25/33	380	349,379
Series 2003-3, Class M1
1.712%(c)	12/25/33	1,027	937,243
Saxon Asset Securities Trust,
Series 2000-2, Class MF2
8.053%(c)	07/25/30	102	84,999
Series 2003-2, Class M2
3.607%(c)	06/25/33	315	299,217
Series 2004-2, Class AF3
4.710%(c)	08/25/35	411	413,350
Series 2004-2, Class MV2
2.782%(c)	08/25/35	1,216	1,190,261
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC4, Class M1
1.882%(c)	11/25/34	777	731,568
Structured Asset Investment Loan Trust,
Series 2003-BC3, Class M1
2.407%(c)	04/25/33	283	279,659
Series 2003-BC6, Class M1
2.107%(c)	07/25/33	925	888,038
Series 2003-BC11, Class M2
3.532%(c)	10/25/33	558	557,122
Series 2004-6, Class M2
2.932%(c)	07/25/34	219	207,126
Series 2004-8, Class M2
1.912%(c)	09/25/34	749	677,029
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC6, Class A4
1.152%(c)	01/25/37	1,392	1,311,475
VOLT XXII LLC,
Series 2015-NPL4, Class A1, 144A
3.500%	02/25/55	423	425,148
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2004-2, Class M2
1.957%(c)	10/25/34	1,440	1,399,756
Series 2004-2, Class M8A, 144A
5.482%(c)	10/25/34	734	682,592
Westgate Resorts LLC,
Series 2014-1A, Class A, 144A
2.150%	12/20/26	800	792,319

			57,790,591

TOTAL ASSET-BACKED SECURITIES (cost $61,473,625)			62,991,091

BANK LOANS(c) — 0.1%
Avaya, Inc.,
Replacement Term Loan B-6
6.532%	03/31/18	65	51,301
Term Facility
8.500%	01/19/18	51	52,386
Term Loan B-3
5.537%	10/26/17	30	23,618
Term Loan B-7
6.282%	05/29/20	140	110,546
Berry Plastics Corp.,

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Term L Loan
3.108%	01/06/21	20	$20,066
California Resources Corp.,
Loan^
11.375%	12/31/21	112	123,200
Chesapeake Energy Corp.,
Class A Loan
8.553%	08/15/21	261	277,015
Concordia Healthcare Corp.,
Initial Dollar Term Loan
5.250%	10/21/21	98	68,801
Consolidated Communications, Inc.,
Term Loan
4.000%	10/05/23	64	64,320
Dell Software Group,
Initial Term Loan
7.000%	09/15/22	37	37,766
7.000%	10/31/22	23	22,807
Delta 2 Lux Sarl,
Second Lien Facility
8.068%	07/29/22	56	55,950
First Data Corp.,
2021C New Dollar Term Loan
3.984%	03/24/21	807	803,549
Floatel Delaware LLC/Floatel International Ltd.,
Initial Term Loan^
6.000%	06/27/20	102	84,292
Genesys Telecom Holdings U.S., Inc.,
Tranche Dollar Term Loan B-1
5.025%	11/17/23	39	39,195
Graton Economic Development Authority,
Incremental Term Loan B
4.774%	09/01/22	82	82,707
iHeartCommunications, Inc.,
Tranche Term Loan D
7.732%	01/30/19	79	68,048
Tranche Term Loan E
8.482%	07/30/19	132	112,702
Infor (US), Inc.,
Tranche Term Loan B-6
3.897%	02/01/22	113	112,790
Intrawest Operations Group LLC,
Initial Term Loan
4.482%	12/09/20	24	23,893
J.Crew Group, Inc.,
Initial Loan
4.000%	02/28/21	139	84,590
4.000%	03/05/21	156	94,883
Landry’s Inc.,
Term Loan B
4.039%	09/22/23	53	53,149
4.230%	09/22/23	1	1,256
MEG Energy Corp.,
Initial Term Loan
4.540%	01/17/23	194	193,996
Micro Holding LP,
Closing Date Term Loan B
3.226%	01/15/23	53	53,659
Moran Foods LLC,

Interest Rate	Maturity Date	Principal Amount (000)#		Value
BANK LOANS(c) (Continued)
Term Loan
7.000%	11/29/23	249		$248,362
MTL Publishing LLC,
Term Loan B-4
3.580%	01/30/21	19		19,122
Rite Aid Corp.,
Tranche 1 Term Loan (Second Lien)
5.750%	08/21/20	30		30,068
Tranche 2 Term Loan (Second Lien)
4.875%	06/21/21	189		189,125
Scientific Games International, Inc.,
Term Loan B-3
4.846%	10/18/20	23		22,982
4.943%	10/18/20	—	(r)	141
Sears Roebuck Acceptance Corp.,
Term Loan (2015)
5.500%	06/30/18	63		62,391
SolarWinds Holdings, Inc.,
2017 Refinancing Term Loan
4.500%	01/29/23	99		99,226
Texas Competitive Electric Holdings Co. LLC,
Initial Term Loan
3.732%	08/04/23	114		113,360
Initial Term Loan C
3.732%	08/04/23	26		25,919
Tribune Media Co.,
Term Loan B
3.982%	12/27/20	41		41,339
Vertiv Group Corp.,
Term Loan B
5.000%	09/26/23	18		18,507
5.039%	09/26/23	63		63,767
Viskase Cos., Inc.,
Initial Term Loan^
4.397%	01/30/21	96		92,770
Western Refining, Inc.,
2016 Incremental Term Loans
5.500%	06/23/23	52		51,975

TOTAL BANK LOANS (cost $3,895,201)				3,795,539

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%
A10 Term Asset Financing LLC,
Series 2013-2, Class A, 144A
2.620%	11/15/27	147		146,799
BB-UBS Trust,
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	198		196,529
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-PW16, Class AM
5.768%(c)	06/11/40	401		401,954
Series 2007-PW17, Class AJ
5.895%(c)	06/11/50	1,000		1,014,526
Series 2007-PW17, Class AMFL, 144A
1.571%(c)	06/11/50	855		855,033
Commercial Mortgage Trust,
Series 2006-GG7, Class AM
5.728%(c)	07/10/38	365		364,482

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED
SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series 708, Class X1, IO
1.462%(c)	01/25/19		11,649	$253,771
FREMF Mortgage Trust,
Series 2013-K713, Class B, 144A
3.274%(c)	04/25/46		500	507,294
Series 2015-K45, Class C, 144A
3.591%(c)	04/25/48		1,355	1,201,078
GS Mortgage Securities Trust,
Series 2011-GC5, Class D, 144A
5.400%(c)	08/10/44		1,300	1,294,605
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class A4
3.494%	01/15/48		1,475	1,507,986
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP8, Class D
5.618%(c)	05/15/45		500	491,900
Series 2007-LDPX, Class AM
5.464%(c)	01/15/49		1,423	1,421,485
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class AJ
5.452%(c)	09/15/39		1,578	1,394,617
Series 2007-C7, Class A3
5.866%(c)	09/15/45		358	362,890
ML-CFC Commercial Mortgage Trust,
Series 2007-9, Class A4
5.700%	09/12/49		489	493,095
Morgan Stanley Re-REMIC Trust,
Series 2012-IO, Class AXA, 144A^
1.000%	03/27/51		133	132,383
Series 2012-XA, Class B, 144A^
0.250%	07/27/49		900	841,491
UBS Commercial Mortgage Trust,
Series 2012-C1, Class D, 144A
5.546%(c)	05/10/45		1,100	1,091,535
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30		505	510,865
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31, Class C
5.748%(c)	04/15/47		500	497,840
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A
4.207%(c)	03/15/45		765	697,074

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $16,009,225)				15,679,232

CONVERTIBLE BONDS — 3.1%
Austria — 0.0%
IMMOFINANZ AG,
Sr. Unsec’d. Notes*
0.000%(ss)	03/08/18	EUR	100	462,868

Belgium — 0.0%
Bekaert SA,
Sr. Unsec’d. Notes, RegS
0.000%(ss)	06/09/21	EUR	400	460,646
Sagerpar SA,

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Belgium (cont’d.)
Gtd. Notes, RegS
0.375%	10/09/18	EUR	300	$345,964

				806,610

China — 0.2%
Baosteel Hong Kong Investment Co. Ltd.,
Sr. Unsec’d. Notes, RegS
0.133%	12/01/18		725	743,488
China Railway Construction Corp. Ltd.,
Sr. Unsec’d. Notes, RegS
0.000%(ss)	01/29/21		500	603,125
CRRC Corp. Ltd.,
Sr. Unsec’d. Notes, RegS
0.000%(ss)	02/05/21		500	525,500
Ctrip.com International Ltd.,
Sr. Unsec’d. Notes
1.000%	07/01/20		989	1,095,318
1.250%	10/15/18		185	242,697
Sr. Unsec’d. Notes, 144A
1.250%	09/15/22		725	750,375
ENN Energy Holdings Ltd.,
Sr. Unsec’d. Notes, RegS
0.000%(ss)	02/26/18		750	798,750
Semiconductor Manufacturing International Corp.,
Sr. Unsec’d. Notes, RegS
0.000%(ss)	07/07/22		250	300,625

				5,059,878

Finland — 0.0%
Solidium Oy,
Sr. Unsec’d. Notes, RegS
0.000%(ss)	09/04/18	EUR	400	446,991

France — 0.2%
Air France-Klm,
Gtd. Notes*
2.483%	02/15/23	EUR	42	505,056
Airbus SE,
Sr. Unsec’d. Notes, MTN, RegS
0.000%(ss)	06/14/21	EUR	800	949,455
0.000%(ss)	07/01/22	EUR	400	446,009
Fonciere Des Regions,
Sr. Unsec’d. Notes, REIT, RegS
0.875%	04/01/19	EUR	339	344,099
Ingenico Group SA,
Sr. Unsec’d. Notes, RegS
0.000%(ss)	06/26/22	EUR	119	211,375
LVMH Moet Hennessy Louis Vuitton SE,
Sr. Unsec’d. Notes, RegS
0.000%(ss)	02/16/21		171	463,224
Safran SA,
Sr. Unsec’d. Notes, RegS
0.000%(ss)	12/31/20	EUR	528	524,787
Suez,
Sr. Unsec’d. Notes*
0.000%(ss)	02/27/20	EUR	15	303,447
TOTAL SA,
Sr. Unsec’d. Notes, MTN, RegS
0.500%	12/02/22		600	602,819
Unibail-Rodamco SE,

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
France (cont’d.)
Sr. Unsec’d. Notes, REIT*
0.000%(ss)	01/01/22	EUR	1	$281,782
Sr. Unsec’d. Notes, REIT, RegS
0.218%	07/01/21	EUR	37	119,738
Veolia Environnement SA,
Sr. Unsec’d. Notes, RegS
0.000%(ss)	03/15/21	EUR	1,616	504,319
Wendel SA,
Sr. Unsec’d. Notes, RegS
0.000%(ss)	07/31/19	EUR	1,036	629,725

				5,885,835

Germany — 0.3%
Aroundtown Property Holdings PLC,
Sr. Unsec’d. Notes, RegS
1.500%	01/18/21	EUR	300	330,842
Bayer Capital Corp. BV,
Gtd. Notes, 144A
5.625%	11/22/19	EUR	2,500	3,101,997
Brenntag Finance BV,
Gtd. Notes, RegS
1.875%	12/02/22		250	253,749
Deutsche Post AG,
Sr. Unsec’d. Notes, RegS
0.600%	12/06/19	EUR	200	324,797
Deutsche Wohnen AG,
Sr. Unsec’d. Notes, RegS
0.875%	09/08/21	EUR	200	332,309
Fresenius SE & Co. KGaA,
Gtd. Notes, RegS
0.000%(ss)	09/24/19	EUR	500	812,771
Haniel Finance Deutschland GmbH,
Gtd. Notes, RegS
0.000%(ss)	05/12/20	EUR	400	445,070
LEG Immobilien AG,
Sr. Unsec’d. Notes, RegS
0.500%	07/01/21	EUR	200	312,840
MTU Aero Engines AG,
Sr. Unsec’d. Notes, RegS
0.125%	05/17/23	EUR	300	372,048
RAG-Stiftung,
Sr. Unsec’d. Notes, MTN, RegS
0.000%(ss)	02/18/21	EUR	700	807,997
Sr. Unsec’d. Notes, RegS
0.486%	12/31/18	EUR	500	551,697
Rocket Internet SE,
Sr. Unsec’d. Notes, RegS
3.000%	07/22/22	EUR	400	390,663
Siemens Financieringsmaatschappij NV,
Gtd. Notes, RegS
1.050%	08/16/17		2,000	2,501,399

				10,538,179

Hong Kong — 0.1%
ASM Pacific Technology Ltd.,
Sr. Unsec’d. Notes, RegS
2.000%	03/28/19	HKD	2,000	305,604
China Overseas Finance Investment Cayman V Ltd.,
Gtd. Notes, RegS

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Hong Kong (cont’d.)
2.765%	01/05/23		1,000	$1,018,499

				1,324,103

Hungary — 0.0%
Magyar Nemzeti Vagyonkezelo Zrt,
Gov’t. Gtd. Notes, RegS
3.375%	04/02/19	EUR	600	772,259

Israel — 0.0%
Teva Pharmaceutical Finance Co. LLC,
Gtd. Notes
0.250%	02/01/26(a)		420	450,975

Italy — 0.0%
Eni SpA,
Sr. Unsec’d. Notes, MTN, RegS
0.000%(ss)	04/13/22	EUR	300	341,644
Prysmian SpA,
Sr. Unsec’d. Notes, RegS
0.391%	01/17/22	EUR	500	530,361

				872,005

Japan — 0.3%
Asics Corp.,
Sr. Unsec’d. Notes, RegS
0.000%(ss)	03/01/19	JPY	40,000	365,131
Daio Paper Corp.,
Sr. Unsec’d. Notes, RegS
0.000%(ss)	09/17/20	JPY	40,000	386,239
Kansai Paint Co. Ltd.,
Sr. Unsec’d. Notes, RegS
0.000%(ss)	06/17/22	JPY	40,000	375,011
Kawasaki Kisen Kaisha Ltd.,
Sr. Unsec’d. Notes, RegS
0.000%(ss)	09/26/18	JPY	50,000	481,021
LIXIL Group Corp.,
Sr. Unsec’d. Notes, RegS
0.000%(ss)	03/04/20	JPY	40,000	369,083
Mebuki Financial Group, Inc.,
Sr. Unsec’d. Notes, RegS
0.358%	04/24/19		300	297,749
Nagoya Railroad Co. Ltd.,
Sr. Unsec’d. Notes, RegS
0.000%(ss)	12/11/24	JPY	30,000	286,985
Shizuoka Bank Ltd. (The),
Sr. Unsec’d. Notes, RegS
0.078%	04/25/18		300	292,500
Sony Corp.,
Sr. Unsec’d. Notes
0.000%(ss)	09/30/22	JPY	55,000	538,983
Suzuki Motor Corp.,
Sr. Unsec’d. Notes, RegS
0.000%(ss)	03/31/21	JPY	110,000	1,234,326
Terumo Corp.,
Sr. Unsec’d. Notes, RegS
0.000%(ss)	12/04/19	JPY	40,000	406,539
0.000%(ss)	12/06/21	JPY	30,000	313,258
Tohoku Electric Power Co., Inc.,
Sr. Sec’d. Notes, RegS
0.000%(ss)	12/03/20	JPY	60,000	547,022
Toppan Printing Co. Ltd.,

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Japan (cont’d.)
Sr. Unsec’d. Notes, RegS
0.000%(ss)	12/19/19	JPY	70,000	$704,213
Toray Industries, Inc.,
Sr. Unsec’d. Notes, RegS
0.000%(ss)	08/31/21	JPY	30,000	341,552
0.000%(ss)	08/30/19	JPY	30,000	317,637
Unicharm Corp.,
Sr. Unsec’d. Notes, RegS
0.000%(ss)	09/25/20	JPY	40,000	433,486
Yamada Denki Co. Ltd.,
Sr. Unsec’d. Notes, RegS
0.000%(ss)	06/28/19	JPY	50,000	511,991
Yamaguchi Financial Group, Inc.,
Sr. Unsec’d. Notes, RegS
0.653%(c)	03/26/20		400	413,899

				8,616,625

Malaysia — 0.0%
Indah Capital Ltd.,
Sr. Unsec’d. Notes, RegS
0.000%(ss)	10/24/18	SGD	840	626,014

Mexico — 0.1%
America Movil BV,
Gtd. Notes, RegS
5.500%	09/17/18	EUR	500	460,859
America Movil SAB de CV,
Sr. Unsec’d. Notes, RegS
0.000%(ss)	05/28/20	EUR	1,400	1,453,199
Cemex SAB de CV,
Sub. Notes
3.750%	03/15/18		400	466,750

				2,380,808

Netherlands — 0.0%
OCI NV,
Sr. Unsec’d. Notes, MTN, RegS
3.875%	09/25/18	EUR	300	318,441

Norway — 0.0%
Marine Harvest ASA,
Sr. Unsec’d. Notes, RegS
0.125%	11/05/20	EUR	300	356,446
Telenor East Holding II A/S,
Gtd. Notes, MTN, RegS
0.250%	09/20/19		600	667,800

				1,024,246

Portugal — 0.0%
Amorim Energia BV,
Sr. Sec’d. Notes, RegS
3.375%	06/03/18	EUR	300	339,659

Singapore — 0.0%
CapitaLand Ltd.,
Sr. Unsec’d. Notes, RegS
1.950%	10/17/23	SGD	1,000	734,532

South Africa — 0.1%
Brait SE,
Sr. Unsec’d. Notes, RegS
2.750%	09/18/20	GBP	500	588,361

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
South Africa (cont’d.)
Remgro Jersey GBP Ltd.,
Sr. Sec’d. Notes, RegS
2.625%	03/22/21	GBP	200	$246,946
Steinhoff Finance Holding GmbH,
Gtd. Notes, RegS
1.250%	08/11/22	EUR	500	521,112
1.250%	10/21/23	EUR	500	510,999
4.000%	01/30/21	EUR	300	426,055

				2,293,473

Spain — 0.1%
OHL Investments SA,
Sr. Sec’d. Notes, RegS
4.000%	04/25/18	EUR	300	312,040
Telefonica Participaciones SAU,
Gtd. Notes, MTN, RegS
0.000%(ss)	03/09/21	EUR	400	437,944
Gtd. Notes, RegS
4.900%	09/25/17	EUR	700	733,395

				1,483,379

Sweden — 0.0%
Industrivarden AB,
Sr. Unsec’d. Notes, RegS
0.000%(ss)	05/15/19	SEK	4,000	488,804

Switzerland — 0.0%
STMicroelectronics NV,
Sr. Unsec’d. Notes, RegS
1.000%	07/03/21		400	530,999
Swiss Life Holding AG,
Sr. Unsec’d. Notes, RegS
0.000%(ss)	12/02/20	CHF	320	436,240

				967,239

Taiwan — 0.0%
Advanced Semiconductor Engineering, Inc.,
Sr. Unsec’d. Notes, RegS
0.000%(ss)	09/05/18		400	528,039
Nanya Technology Corp.,
Sr. Unsec’d. Notes, RegS
0.520%	01/24/22		400	434,499
Zhen Ding Technology Holding Ltd.,
Sr. Unsec’d. Notes, RegS
0.138%	06/26/19		300	301,499

				1,264,037

United Arab Emirates — 0.1%
Aabar Investments PJSC,
Sr. Unsec’d. Notes, MTN, RegS
0.500%	03/27/20	EUR	1,200	1,130,321
National Bank of Abu Dhabi PJSC,
Sr. Unsec’d. Notes, MTN, RegS
1.000%	03/12/18		400	397,999

				1,528,320

United Kingdom — 0.2%
BP Capital Markets PLC,
Gtd. Notes, RegS
1.000%	04/28/23	GBP	400	575,330
British Land Jersey Ltd.,

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
United Kingdom (cont’d.)
Gtd. Notes, MTN, RegS
1.500%	09/10/17	GBP	300	$379,778
British Land White 2015 Ltd.,
Gtd. Notes, REIT, RegS
0.000%(ss)	06/09/20	GBP	500	591,681
Inmarsat PLC,
Sr. Unsec’d. Notes, RegS
3.875%	09/09/23		400	454,599
Intu Jersey 2 Ltd.,
Gtd. Notes, REIT, RegS
2.875%	11/01/22	GBP	500	603,583
J Sainsbury PLC,
Sr. Unsec’d. Notes, RegS
1.250%	11/21/19	GBP	400	522,458
TechnipFMC PLC,
Sr. Unsec’d. Notes, RegS
0.875%	01/25/21	EUR	300	414,053
Vodafone Group PLC,
Sr. Unsec’d. Notes, MTN, RegS
0.000%(ss)	11/26/20	GBP	600	731,066
Sub. Notes, RegS
2.000%	02/25/19	GBP	900	1,165,044

				5,437,592

United States — 1.4%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
2.125%	09/01/26		322	635,950
Akamai Technologies, Inc.,
Sr. Unsec’d. Notes
0.000%(ss)	02/15/19(a)		354	350,239
Anthem, Inc.,
Sr. Unsec’d. Notes
2.750%	10/15/42		444	1,013,708
Blackhawk Network Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
1.500%	01/15/22		223	237,913
CenterPoint Energy, Inc.,
Sub. Notes
2.018%	09/15/29		804	565,383
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	03/15/45		334	227,120
Citrix Systems, Inc.,
Sr. Unsec’d. Notes
0.500%	04/15/19		866	1,084,665
DISH Network Corp.,
Sr. Unsec’d. Notes, 144A
2.375%	03/15/24		1,239	1,267,652
3.375%	08/15/26		1,367	1,651,507
Dycom Industries, Inc.,
Sr. Unsec’d. Notes
0.750%	09/15/21		406	473,751
Ensco Jersey Finance Ltd.,
Gtd. Notes, 144A
3.000%	01/31/24		979	955,137
Extra Space Storage LP,
Gtd. Notes, REIT, 144A
3.125%	10/01/35		582	602,370

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
United States (cont’d.)
Finisar Corp.,
Sr. Unsec’d. Notes, 144A
0.500%	12/15/36		465	$453,375
FireEye, Inc.,
Sr. Unsec’d. Notes
1.625%	06/01/35		950	850,844
Illumina, Inc.,
Sr. Unsec’d. Notes
0.000%(ss)	06/15/19		461	463,881
0.500%	06/15/21(a)		175	181,234
Impax Laboratories, Inc.,
Sr. Unsec’d. Notes
2.000%	06/15/22		504	406,665
Intel Corp.,
Jr. Sub. Notes
2.950%	12/15/35		1,211	1,648,474
3.250%	08/01/39		637	1,112,759
Intercept Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
3.250%	07/01/23		219	204,081
Ionis Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.000%	11/15/21		422	406,439
Jazz Investments I Ltd.,
Gtd. Notes
1.875%	08/15/21		356	379,363
Liberty Interactive LLC,
Sr. Unsec’d. Notes, 144A
1.750%	09/30/46		453	509,342
Liberty Media Corp.,
Sr. Unsec’d. Notes
1.375%	10/15/23		522	590,186
Liberty Media Corp-Liberty Formula One,
Sr. Unsec’d. Notes, 144A
1.000%	01/30/23		455	500,216
Macquarie Infrastructure Corp.,
Sr. Unsec’d. Notes
2.000%	10/01/23		630	617,400
Medicines Co. (The),
Sr. Unsec’d. Notes, 144A
2.750%	07/15/23		463	557,915
Microchip Technology, Inc.,
Jr. Sub. Notes
2.125%	12/15/37		228	708,083
Sr. Sub. Notes, 144A
1.625%	02/15/27		2,456	2,488,235
Micron Technology, Inc.,
Sr. Unsec’d. Notes
3.000%	11/15/43(a)		733	821,418
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes
1.125%	01/15/20		344	438,600
Nabors Industries, Inc.,
Gtd. Notes, 144A
0.750%	01/15/24(a)		642	599,869
National Grid North America, Inc.,
Sr. Unsec’d. Notes, MTN, RegS
0.900%	11/02/20	GBP	300	384,796
Novellus Systems, Inc.,

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
United States (cont’d.)
Gtd. Notes
2.625%	05/15/41	441	$1,672,493
Nuance Communications, Inc.,
Sr. Unsec’d. Notes
1.000%	12/15/35	399	379,798
NuVasive, Inc.,
Sr. Unsec’d. Notes
2.250%	03/15/21	423	576,866
Old Republic International Corp.,
Sr. Unsec’d. Notes
3.750%	03/15/18	211	280,762
ON Semiconductor Corp.,
Gtd. Notes, 144A
1.625%	10/15/23	745	772,472
Palo Alto Networks, Inc.,
Sr. Unsec’d. Notes
0.000%(ss)	07/01/19	297	353,430
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes
0.350%	06/15/20	970	1,381,038
1.000%	03/15/18	379	713,468
QIAGEN NV,
Sr. Unsec’d. Notes, RegS
0.375%	03/19/19	400	453,239
Red Hat, Inc.,
Sr. Unsec’d. Notes
0.250%	10/01/19(a)	539	699,353
RTI International Metals, Inc.,
Gtd. Notes
1.625%	10/15/19	365	423,856
salesforce.com, Inc.,
Sr. Unsec’d. Notes
0.250%	04/01/18	936	1,206,270
ServiceNow, Inc.,
Sr. Unsec’d. Notes
0.000%(ss)	11/01/18	384	493,920
SolarCity Corp.,
Sr. Unsec’d. Notes
1.625%	11/01/19	166	147,948
Spirit Realty Capital, Inc.,
Sr. Unsec’d. Notes, REIT
2.875%	05/15/19	207	209,717
SunPower Corp.,
Sr. Unsec’d. Notes
0.875%	06/01/21	368	278,760
Teradyne, Inc.,
Sr. Unsec’d. Notes, 144A
1.250%	12/15/23(a)	341	397,052
Tesla, Inc.,
Sr. Unsec’d. Notes
0.250%	03/01/19	1,265	1,265,000
1.250%	03/01/21	380	371,565
Twitter, Inc.,
Sr. Unsec’d. Notes
0.250%	09/15/19	500	469,375
1.000%	09/15/21	777	708,041
VEREIT, Inc.,
Sr. Unsec’d. Notes, REIT
3.750%	12/15/20	423	424,586

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
United States (cont’d.)
VeriSign, Inc.,
Jr. Sub. Notes
4.485%	08/15/37	625	$1,595,703
Viavi Solutions, Inc.,
Sr. Unsec’d. Notes
0.625%	08/15/33	370	411,625
Sr. Unsec’d. Notes, 144A
1.000%	03/01/24	500	524,375
Weatherford International Ltd.,
Gtd. Notes
5.875%	07/01/21(a)	820	1,053,188
Whiting Petroleum Corp.,
Gtd. Notes
1.250%	04/01/20	283	246,564
Wright Medical Group, Inc.,
Sr. Unsec’d. Notes
2.000%	02/15/20	427	509,198
Yahoo!, Inc.,
Sr. Unsec’d. Notes
0.000%(ss)	12/01/18	727	751,500

			42,159,732

TOTAL CONVERTIBLE BONDS (cost $92,647,247)			96,282,604

CORPORATE BONDS — 14.0%
Argentina — 0.0%
Petrobras Argentina SA,
Sr. Unsec’d. Notes, RegS
7.375%	07/21/23	322	336,088
YPF SA,
Sr. Unsec’d. Notes, RegS
8.500%	03/23/21	198	216,947
8.750%	04/04/24	300	332,549

			885,584

Australia — 0.1%
Australia & New Zealand Banking Group Ltd.,
Sub. Notes, 144A
4.400%	05/19/26	350	359,077
BHP Billiton Finance USA Ltd.,
Gtd. Notes
4.125%	02/24/42	135	135,194
5.000%	09/30/43	69	77,269
6.420%	03/01/26	75	91,756
Brambles USA, Inc.,
Gtd. Notes, 144A
5.350%	04/01/20	100	107,394
Commonwealth Bank of Australia,
Sr. Unsec’d. Notes, 144A
2.250%	03/10/20	555	555,376
FMG Resources August 2006 Pty Ltd.,
Sr. Sec’d. Notes, 144A
9.750%	03/01/22	255	292,294
Macquarie Bank Ltd.,
Sr. Unsec’d. Notes, MTN, 144A
2.600%	06/24/19	40	40,396

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Australia (cont’d.)
Macquarie Group Ltd.,
Sr. Unsec’d. Notes, 144A
6.000%	01/14/20	200	$217,598
6.250%	01/14/21	300	333,182
Newcrest Finance Pty Ltd.,
Gtd. Notes, 144A
5.750%	11/15/41	43	44,807
Westpac Banking Corp.,
Covered Bonds, 144A
1.375%	05/30/18	400	398,959
Sr. Unsec’d. Notes
2.150%	03/06/20	310	310,184
2.600%	11/23/20	160	161,195
Sub. Notes, GMTN
4.322%(c)	11/23/31	365	368,835

			3,493,516

Azerbaijan — 0.0%
Southern Gas Corridor CJSC,
Gov’t. Gtd. Notes, 144A
6.875%	03/24/26	400	438,600
State Oil Co. of the Azerbaijan Republic,
Sr. Unsec’d. Notes, RegS
6.950%	03/18/30	200	210,791

			649,391

Bahamas — 0.0%
Ultrapetrol Bahamas Ltd.,
Sr. Sec’d. Notes(g)(i)
8.875%	06/15/21	200	38,000

Belgium — 0.1%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
1.900%	02/01/19	180	180,261
3.300%	02/01/23	590	600,508
3.650%	02/01/26(a)	1,350	1,365,119
4.700%	02/01/36	405	428,473
4.900%	02/01/46	90	97,265

			2,671,626

Bermuda — 0.0%
XLIT Ltd.,
Gtd. Notes
6.375%	11/15/24	135	157,531
6.500%(c)	10/29/49	83	69,720

			227,251

Brazil — 0.1%
Caixa Economica Federal,
Sr. Unsec’d. Notes, MTN, RegS
4.500%	10/03/18	500	510,750
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.875%	07/15/24	311	320,330
7.250%	06/01/21	197	202,418
Petrobras Global Finance BV,
Gtd. Notes
6.125%	01/17/22	431	452,335
8.375%	05/23/21	156	176,202

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Brazil (cont’d.)
Vale Canada Ltd.,
Sr. Unsec’d. Notes
7.200%	09/15/32	120	$123,900
Vale Overseas Ltd.,
Gtd. Notes
6.250%	08/10/26	665	722,356
6.875%	11/21/36	180	193,518
Votorantim Cimentos SA,
Sr. Unsec’d. Notes, RegS
7.250%	04/05/41	200	203,499

			2,905,308

Canada — 0.5%
1011778 BC ULC/New Red Finance, Inc.,
Sec’d. Notes, 144A
6.000%	04/01/22	885	918,188
Sr. Sec’d. Notes, 144A
4.625%	01/15/22	20	20,475
Agrium, Inc.,
Sr. Unsec’d. Notes
4.125%	03/15/35	350	335,375
Air Canada 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
4.125%	11/15/26	67	69,008
Air Canada 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
3.600%	09/15/28	159	159,936
Alberta Energy Co. Ltd.,
Sr. Unsec’d. Notes
8.125%	09/15/30	50	63,592
ATS Automation Tooling Systems, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	06/15/23	56	58,519
Bank of Montreal,
Sr. Unsec’d. Notes, MTN, RegS
2.550%	11/06/22	340	337,447
Bank of Nova Scotia (The),
Sr. Unsec’d. Notes
2.450%	03/22/21	195	194,938
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21	47	50,381
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	04/15/19	14	14,193
6.000%	10/15/22	114	112,376
6.125%	01/15/23	186	182,280
7.500%	03/15/25	391	400,775
8.750%	12/01/21	195	213,525
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
3.900%	02/01/25	420	423,413
6.450%	06/30/33	150	169,921
Canadian Pacific Railway Co.,
Sr. Unsec’d. Notes
6.125%	09/15/15	40	48,280
7.125%	10/15/31	285	384,707

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
Cascades, Inc.,
Gtd. Notes, 144A
5.750%	07/15/23	95	$95,000
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes
3.000%	08/15/22	280	276,073
5.200%	09/15/43	25	24,689
6.750%	11/15/39	312	355,831
Concordia International Corp.,
Sr. Sec’d. Notes, 144A
9.000%	04/01/22	39	28,129
Sr. Unsec’d. Notes, 144A
7.000%	04/15/23	169	32,955
Cott Holdings, Inc.,
Gtd. Notes, 144A
5.500%	04/01/25	115	117,047
Emera US Finance LP,
Gtd. Notes
3.550%	06/15/26	220	216,266
4.750%	06/15/46	105	105,951
Encana Corp.,
Sr. Unsec’d. Notes
3.900%	11/15/21	5	5,108
7.200%	11/01/31	100	119,162
Garda World Security Corp.,
Gtd. Notes, 144A
7.250%	11/15/21	200	193,000
Gateway Casinos & Entertainment Ltd.,
Sec’d. Notes, 144A
8.250%	03/01/24	55	55,688
Hudbay Minerals, Inc.,
Gtd. Notes, 144A
7.250%	01/15/23	40	42,400
Hydro-Quebec,
Gov’t. Gtd. Notes
8.400%	01/15/22	150	185,357
9.400%	02/01/21	50	61,801
Kronos Acquisition Holdings, Inc.,
Gtd. Notes, 144A
9.000%	08/15/23	96	97,680
Lundin Mining Corp.,
Sr. Sec’d. Notes, 144A
7.500%	11/01/20	55	58,163
7.875%	11/01/22	120	131,250
Manulife Financial Corp.,
Sub. Notes
4.061%(c)	02/24/32	340	340,631
Mattamy Group Corp.,
Gtd. Notes, 144A
6.500%	11/15/20	91	93,503
Sr. Unsec’d. Notes, 144A
6.875%	12/15/23	54	56,025
MEG Energy Corp.,
Gtd. Notes, 144A
6.375%	01/30/23(a)	993	887,494
7.000%	03/31/24	123	110,085
Sec’d. Notes, 144A
6.500%	01/15/25(a)	450	450,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
NOVA Chemicals Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	05/01/25	100	$101,750
5.250%	08/01/23	60	61,350
Ontario Teachers’ Cadillac Fairview Properties Trust,
Sr. Unsec’d. Notes, 144A
3.875%	03/20/27	200	202,905
Open Text Corp.,
Gtd. Notes, 144A
5.625%	01/15/23	90	93,600
5.875%	06/01/26	84	87,990
Potash Corp. of Saskatchewan, Inc.,
Sr. Unsec’d. Notes
3.250%	12/01/17	225	227,084
Precision Drilling Corp.,
Gtd. Notes
5.250%	11/15/24	2	1,895
6.500%	12/15/21	200	199,544
Quebecor Media, Inc.,
Sr. Unsec’d. Notes
5.750%	01/15/23	967	1,008,098
Rogers Communications, Inc.,
Gtd. Notes
5.450%	10/01/43	95	107,647
8.750%	05/01/32	240	329,851
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
5.950%	12/01/34	250	294,949
6.500%	06/15/38	75	94,303
Teck Resources Ltd.,
Gtd. Notes
3.000%	03/01/19	24	24,369
4.750%	01/15/22	41	42,341
6.000%	08/15/40	325	327,438
Gtd. Notes, 144A
8.000%	06/01/21	10	10,950
8.500%	06/01/24	38	43,843
Sr. Unsec’d. Notes
6.125%	10/01/35	85	88,188
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes, GMTN
2.500%	12/14/20	285	287,596
Sr. Unsec’d. Notes, MTN, RegS
2.250%	11/05/19	200	201,330
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
3.750%	10/16/23	150	155,856
4.625%	03/01/34	320	335,092
6.200%	10/15/37	100	122,966
7.125%	01/15/19	100	108,785
7.250%	08/15/38	125	169,166
Transcanada Trust,
Gtd. Notes
5.300%(c)	03/15/77	155	153,159
5.625%(c)	05/20/75	29	29,870
Trinidad Drilling Ltd.,
Gtd. Notes, 144A
6.625%	02/15/25	73	72,909

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
Videotron Ltd.,
Gtd. Notes, 144A
5.375%	06/15/24	288	$299,160

			13,580,601

Chile — 0.0%
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes, RegS
4.500%	09/16/25	200	210,559
Empresa Nacional del Petroleo,
Sr. Unsec’d. Notes, RegS
3.750%	08/05/26	200	193,565

			404,124

China — 0.1%
CNOOC Finance 2015 Australia Pty Ltd.,
Gtd. Notes
2.625%	05/05/20	200	199,193
CNOOC Finance Ltd.,
Gtd. Notes
3.000%	05/09/23	254	247,848
Franshion Development Ltd.,
Gtd. Notes, RegS
6.750%	04/15/21	200	223,303
Sinopec Group Overseas Development 2013 Ltd.,
Gtd. Notes, 144A
4.375%	10/17/23	249	263,386
Sinopec Group Overseas Development 2015 Ltd.,
Gtd. Notes, RegS
4.100%	04/28/45	200	193,081
State Grid Overseas Investment 2013 Ltd.,
Gtd. Notes, 144A
1.750%	05/22/18	200	199,283

			1,326,094

Colombia — 0.0%
Ecopetrol SA,
Sr. Unsec’d. Notes
5.375%	06/26/26	618	632,090
5.875%	05/28/45	480	436,800

			1,068,890

Costa Rica — 0.0%
Instituto Costarricense de Electricidad,
Sr. Unsec’d. Notes, RegS
6.375%	05/15/43	200	169,999

Denmark — 0.0%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
2.200%	03/02/20(a)	315	314,577

Finland — 0.0%
Nokia OYJ,
Sr. Unsec’d. Notes
5.375%	05/15/19	57	60,135
6.625%	05/15/39	50	53,063

			113,198

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
France — 0.1%
Air Liquide Finance SA,
Gtd. Notes, 144A
1.750%	09/27/21		200	$192,884
Albea Beauty Holdings SA,
Sr. Sec’d. Notes, 144A
8.375%	11/01/19		400	417,999
BPCE SA,
Sr. Unsec’d. Notes
2.650%	02/03/21		675	672,154
Credit Agricole SA,
Jr. Sub. Notes, 144A
6.625%(c)	09/29/49(a)		200	197,500
Electricite de France SA,
Sr. Unsec’d. Notes, 144A
4.875%	01/22/44		80	79,630
Orange SA,
Sr. Unsec’d. Notes
9.000%	03/01/31		170	250,301
SFR Group SA,
Sr. Sec’d. Notes, 144A
6.000%	05/15/22		600	621,750
6.250%	05/15/24		400	402,500
7.375%	05/01/26		600	618,000
Societe Generale SA,
Jr. Sub. Notes, 144A
7.375%(c)	12/29/49		290	294,524
Total Capital International SA,
Gtd. Notes
2.700%	01/25/23		332	329,228
3.700%	01/15/24		120	124,710

				4,201,180

Germany — 0.2%
Daimler Finance North America LLC,
Gtd. Notes
8.500%	01/18/31		170	256,678
Gtd. Notes, 144A
1.500%	07/05/19		910	897,146
2.250%	07/31/19		150	150,713
2.450%	05/18/20		150	150,189
Deutsche Bank AG,
Sr. Unsec’d. Notes
2.950%	08/20/20		69	69,170
Sr. Unsec’d. Notes, 144A
4.250%	10/14/21		505	517,561
Sub. Notes
4.500%	04/01/25		200	193,189
Deutsche Telekom International Finance BV,
Gtd. Notes, 144A
3.600%	01/19/27		235	233,972
Fresenius Medical Care AG & Co. KGaA,
Gtd. Notes, RegS
1.125%	01/31/20	EUR	300	388,690
Fresenius Medical Care US Finance II, Inc.,
Gtd. Notes, 144A
4.125%	10/15/20		40	40,440
4.750%	10/15/24		55	55,825
5.875%	01/31/22(a)		333	360,473

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Germany (cont’d.)
Fresenius Medical Care US Finance, Inc.,
Gtd. Notes, 144A
5.750%	02/15/21	2	$2,165
IHO Verwaltungs GmbH,
Sr. Sec’d. Notes, PIK, 144A
4.750%	09/15/26	200	195,000
Schaeffler Finance BV,
Sr. Sec’d. Notes, 144A
4.750%	05/15/23	250	256,875
Siemens Financieringsmaatschappij NV,
Gtd. Notes, 144A
2.000%	09/15/23	250	237,325
6.125%	08/17/26	160	195,031
Unitymedia GmbH,
Sec’d. Notes, 144A
6.125%	01/15/25	200	210,500
ZF North America Capital, Inc.,
Gtd. Notes, 144A
4.500%	04/29/22	200	208,250
4.750%	04/29/25	935	967,725

			5,586,917

Hong Kong — 0.0%
Hutchison Whampoa International 12 II Ltd.,
Gtd. Notes, 144A
3.250%	11/08/22	200	204,160
Shimao Property Holdings Ltd.,
Gtd. Notes, RegS
8.375%	02/10/22	200	222,499

			426,659

India — 0.0%
IDBI Bank Ltd./DIFC Dubai,
Sr. Unsec’d. Notes, EMTN, RegS
3.750%	01/25/19	200	202,459

Indonesia — 0.0%
Pertamina Persero PT,
Sr. Unsec’d. Notes, MTN, RegS
6.450%	05/30/44	400	451,325
Sr. Unsec’d. Notes, RegS
6.500%	05/27/41	200	223,788

			675,113

Ireland — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
7.250%	05/15/24	550	588,500
James Hardie International Finance Ltd.,
Gtd. Notes, 144A
5.875%	02/15/23	400	413,000
Park Aerospace Holdings Ltd.,
Gtd. Notes, 144A
5.250%	08/15/22	62	64,480
5.500%	02/15/24	65	67,600

			1,133,580

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Israel — 0.0%
Teva Pharmaceutical Finance Co. BV,
Gtd. Notes
3.650%	11/10/21	277	$281,462
Teva Pharmaceutical Finance IV LLC,
Gtd. Notes
2.250%	03/18/20	130	129,003
Teva Pharmaceutical Finance Netherlands III BV,
Gtd. Notes
2.800%	07/21/23	150	142,471
3.150%	10/01/26(a)	500	460,757
4.100%	10/01/46	60	51,684

			1,065,377

Italy — 0.0%
Wind Acquisition Finance SA,
Sec’d. Notes, 144A
7.375%	04/23/21	550	572,000
Sr. Sec’d. Notes, 144A
4.750%	07/15/20	300	304,875

			876,875

Japan — 0.0%
Bank of Tokyo-Mitsubishi UFJ Ltd. (The),
Sr. Unsec’d. Notes, 144A
4.100%	09/09/23	200	211,954
Beam Suntory, Inc.,
Gtd. Notes
3.250%	05/15/22	100	100,354
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, MTN, 144A
1.800%	03/15/18	267	266,780
SoftBank Group Corp.,
Gtd. Notes, 144A
4.500%	04/15/20	200	205,750

			784,838

Kazakhstan — 0.1%
Kazakhstan Temir Zholy Finance BV,
Gtd. Notes, RegS
6.950%	07/10/42	200	210,105
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes, MTN, RegS
9.125%	07/02/18	100	107,732
Sr. Unsec’d. Notes, RegS
7.000%	05/05/20	700	770,097

			1,087,934

Luxembourg — 0.2%
Altice Financing SA,
Sr. Sec’d. Notes, 144A
6.625%	02/15/23	700	728,699
7.500%	05/15/26	275	292,188
Altice SA,
Gtd. Notes, 144A
7.750%	05/15/22	850	902,063
ArcelorMittal,
Sr. Unsec’d. Notes
6.125%	06/01/25(a)	311	345,210
7.000%	02/25/22(a)	464	527,744
7.500%	03/01/41	18	20,146

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Luxembourg (cont’d.)
7.750%	10/15/39	30	$34,050
INEOS Group Holdings SA,
Gtd. Notes, 144A
5.625%	08/01/24(a)	775	776,938
Intelsat Connect Finance SA,
Gtd. Notes, 144A
12.500%	04/01/22	20	17,850
Intelsat Jackson Holdings SA,
Gtd. Notes
5.500%	08/01/23	659	543,675
7.250%	04/01/19	76	72,485
7.250%	10/15/20	1,680	1,530,900
7.500%	04/01/21	130	116,838
Sr. Sec’d. Notes, 144A
8.000%	02/15/24	228	241,680
SES SA,
Gtd. Notes, 144A
3.600%	04/04/23	100	98,210

			6,248,676

Mexico — 0.2%
America Movil SAB de CV,
Gtd. Notes
6.125%	03/30/40	100	116,666
Banco Nacional de Comercio Exterior SNCyman Islands,
Sub. Notes, RegS
3.800%(c)	08/11/26	200	195,999
Cemex SAB de CV,
Sr. Sec’d. Notes, 144A
6.125%	05/05/25(a)	1,145	1,221,944
Coca-Cola Femsa SAB de CV,
Gtd. Notes
3.875%	11/26/23	150	154,281
Petroleos Mexicanos,
Gtd. Notes
5.500%	01/21/21	220	232,870
5.625%	01/23/46	200	178,820
6.375%	02/04/21	50	54,237
6.375%	01/23/45	460	448,601
6.625%	06/15/35	200	206,020
Gtd. Notes, 144A
4.770%(c)	03/11/22	200	215,000
6.500%	03/13/27	200	215,150
Gtd. Notes, MTN
6.750%	09/21/47	500	507,200
Gtd. Notes, RegS
5.375%	03/13/22	700	733,250
6.500%	03/13/27	300	322,725

			4,802,763

Morocco — 0.0%
OCP SA,
Sr. Unsec’d. Notes, RegS
6.875%	04/25/44	200	214,699

Netherlands — 0.2%
ABN AMRO Bank NV,
Sub. Notes, 144A
4.750%	07/28/25	300	308,431

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Netherlands (cont’d.)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
3.500%	05/26/22	270	$272,058
3.950%	02/01/22	520	534,033
4.625%	07/01/22	800	843,878
Bluewater Holding BV,
Gtd. Notes, RegS, 144A
10.000%	12/10/19	200	147,999
Cooperatieve Rabobank UA,
Gtd. Notes
3.750%	07/21/26	250	243,823
4.625%	12/01/23	250	263,542
Gtd. Notes, MTN
3.875%	02/08/22	375	394,755
Heineken NV,
Sr. Unsec’d. Notes, 144A
1.400%	10/01/17	30	30,001
Koninklijke Philips NV,
Sr. Unsec’d. Notes
3.750%	03/15/22	180	187,120
NXP BV/NXP Funding LLC,
Gtd. Notes, 144A
4.125%	06/01/21	200	207,500
5.750%	03/15/23	900	949,500
Shell International Finance BV,
Gtd. Notes
2.375%	08/21/22	150	147,460
2.500%	09/12/26	180	169,808
3.400%	08/12/23	175	180,009
3.750%	09/12/46	103	94,719
4.000%	05/10/46	220	210,588
4.300%	09/22/19	150	158,600
4.550%	08/12/43	190	197,256
UPCB Finance IV Ltd.,
Sr. Sec’d. Notes, 144A
5.375%	01/15/25	1,170	1,177,313
Ziggo Secured Finance BV,
Sr. Sec’d. Notes, 144A
5.500%	01/15/27	245	244,976

			6,963,369

New Zealand — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA,
Gtd. Notes, 144A
7.000%	07/15/24(a)	550	588,844
Sr. Sec’d. Notes
5.750%	10/15/20	730	750,995
Sr. Sec’d. Notes, 144A
5.125%	07/15/23	280	287,700

			1,627,539

Norway — 0.0%
Statoil ASA,
Gtd. Notes
1.150%	05/15/18	168	167,213
2.450%	01/17/23	155	152,408
3.150%	01/23/22	46	47,090
6.700%	01/15/18	20	20,789

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Norway (cont’d.)
7.250%	09/23/27		160	$212,601

				600,101

Peru — 0.0%
Cia Minera Milpo SAA,
Sr. Unsec’d. Notes, RegS
4.625%	03/28/23		260	260,649
Fondo MIVIVIENDA SA,
Sr. Unsec’d. Notes, RegS
3.500%	01/31/23		200	201,499

				462,148

Portugal — 0.0%
EDP Finance BV,
Sr. Unsec’d. Notes, 144A
5.250%	01/14/21		310	330,751

Russia — 0.0%
Sberbank of Russia Via SB Capital SA,
Sr. Unsec’d. Notes, RegS
6.125%	02/07/22		200	219,071
Vnesheconombank Via VEB Finance PLC,
Sr. Unsec’d. Notes, RegS
5.942%	11/21/23		200	213,921
6.025%	07/05/22		500	535,749

				968,741

Singapore — 0.0%
CapitaLand Ltd.,
Sr. Unsec’d. Notes, RegS
1.850%	06/19/20	SGD	1,000	695,929

South Africa — 0.0%
Eskom Holdings SOC Ltd.,
Sr. Unsec’d. Notes, RegS
7.125%	02/11/25		400	403,869
Transnet SOC Ltd.,
Sr. Unsec’d. Notes, RegS
4.000%	07/26/22		200	191,449

				595,318

South Korea — 0.0%
MagnaChip Semiconductor Corp.,
Sr. Unsec’d. Notes
6.625%	07/15/21		125	114,688

Spain — 0.1%
Grifols Worldwide Operations Ltd.,
Gtd. Notes
5.250%	04/01/22		200	207,600
Telefonica Emisiones SAU,
Gtd. Notes
3.192%	04/27/18		151	152,962
4.103%	03/08/27		250	251,764
5.134%	04/27/20		102	109,868
5.213%	03/08/47		215	217,637
7.045%	06/20/36		160	197,863

				1,137,694

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Sri Lanka — 0.0%
National Savings Bank,
Sr. Unsec’d. Notes, RegS
8.875%	09/18/18	200	$212,999

Sweden — 0.1%
Skandinaviska Enskilda Banken AB,
Sr. Unsec’d. Notes, 144A
1.750%	03/19/18	625	625,008
Sr. Unsec’d. Notes, MTN, 144A
2.450%	05/27/20	300	301,035
Stadshypotek AB,
Covered Bonds, 144A
1.875%	10/02/19	309	308,051
Swedbank AB,
Sr. Unsec’d. Notes, 144A
2.800%	03/14/22	260	260,440

			1,494,534

Switzerland — 0.1%
Credit Suisse AG,
Sr. Unsec’d. Notes, MTN
5.300%	08/13/19	100	107,230
Credit Suisse Group AG,
Jr. Sub. Notes, 144A
6.250%(c)	12/29/49	400	406,367
Sr. Unsec’d. Notes, 144A
3.574%	01/09/23	500	499,210
4.282%	01/09/28	250	248,913
Credit Suisse Group Funding Guernsey Ltd.,
Gtd. Notes
3.800%	06/09/23	400	401,638
Glencore Funding LLC,
Gtd. Notes, 144A
4.625%	04/29/24	160	166,166
Swiss Re Treasury US Corp.,
Gtd. Notes, 144A
4.250%	12/06/42	75	74,062
UBS AG,
Sr. Unsec’d. Notes, MTN
1.800%	03/26/18	800	800,568
UBS Group Funding Switzerland AG,
Gtd. Notes, 144A
4.253%	03/23/28	350	355,015

			3,059,169

Trinidad & Tobago — 0.0%
Petroleum Co. of Trinidad & Tobago Ltd.,
Sr. Unsec’d. Notes, RegS
9.750%	08/14/19	200	211,199

United Arab Emirates — 0.0%
DP World Ltd.,
Sr. Unsec’d. Notes, RegS
1.750%	06/19/24	800	818,799
Shelf Drilling Holdings Ltd.,
Sec’d. Notes, 144A
9.500%	11/02/20	188	175,528

			994,327

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United Kingdom — 0.4%
Anglo American Capital PLC,
Gtd. Notes, 144A
4.125%	09/27/22	350	$353,499
4.450%	09/27/20	160	166,399
Ashtead Capital, Inc.,
Sec’d. Notes, 144A
5.625%	10/01/24(a)	200	210,500
6.500%	07/15/22	450	468,000
BAE Systems Holdings, Inc.,
Gtd. Notes, 144A
3.800%	10/07/24	250	256,485
Barclays PLC,
Jr. Sub. Notes
8.250%(c)	12/29/49	200	210,161
Sr. Unsec’d. Notes
3.684%	01/10/23	365	366,730
BAT International Finance PLC,
Gtd. Notes, 144A
2.750%	06/15/20	300	302,584
BP Capital Markets PLC,
Gtd. Notes
2.750%	05/10/23	220	217,247
3.017%	01/16/27	255	244,755
3.119%	05/04/26	90	88,074
3.535%	11/04/24	365	369,367
3.588%	04/14/27	240	241,616
3.814%	02/10/24	350	362,841
British Telecommunications PLC,
Sr. Unsec’d. Notes
9.125%	12/15/30	50	74,795
Eni USA, Inc.,
Gtd. Notes
7.300%	11/15/27	110	136,731
Fiat Chrysler Automobiles NV,
Sr. Unsec’d. Notes
5.250%	04/15/23(a)	828	851,598
HSBC Bank PLC,
Sr. Unsec’d. Notes, 144A
4.125%	08/12/20	960	1,013,928
4.750%	01/19/21	255	273,807
HSBC Holdings PLC,
Jr. Sub. Notes
6.875%(c)	12/29/49	351	373,815
Sr. Unsec’d. Notes
3.262%(c)	03/13/23	415	417,311
3.600%	05/25/23	440	447,103
4.000%	03/30/22	250	261,832
4.041%(c)	03/13/28	410	414,437
Sub. Notes
4.250%	08/18/25	300	302,081
Lloyds Bank PLC,
Gtd. Notes
2.050%	01/22/19	730	730,875
Lloyds Banking Group PLC,
Sr. Unsec’d. Notes
3.750%	01/11/27	310	304,752
Noble Holding International Ltd.,
Gtd. Notes
5.250%	03/15/42	7	4,690

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
6.200%	08/01/40	49	$35,280
7.750%	01/15/24	61	58,560
Rio Tinto Finance USA PLC,
Gtd. Notes
3.500%	03/22/22	25	26,035
Royal Bank of Scotland Group PLC,
Jr. Sub. Notes
8.625%(c)	12/29/49	200	208,500
Sub. Notes
6.125%	12/15/22(a)	495	524,167
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes
2.875%	10/16/20	150	150,156
Santander UK PLC,
Sr. Unsec’d. Notes
3.050%	08/23/18	250	254,006
Sky PLC,
Gtd. Notes, 144A
3.750%	09/16/24	200	202,014
Standard Chartered PLC,
Sub. Notes, 144A
5.200%	01/26/24(a)	300	318,936
Unilever Capital Corp.,
Gtd. Notes
2.000%	07/28/26	100	91,009
Virgin Media Finance PLC,
Gtd. Notes, 144A
6.375%	04/15/23	230	239,775
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes, 144A
5.500%	01/15/25	450	459,000
5.500%	08/15/26	500	507,500
Vodafone Group PLC,
Sr. Unsec’d. Notes
1.500%	02/19/18	100	99,832
2.950%	02/19/23	150	147,392
6.150%	02/27/37	175	201,178

			12,989,353

United States — 11.2%
21st Century Fox America, Inc.,
Gtd. Notes
4.750%	09/15/44	85	85,846
4.950%	10/15/45	245	253,576
6.150%	02/15/41	50	59,704
6.900%	03/01/19	100	108,806
9.500%	07/15/24	200	268,265
Abbott Laboratories,
Sr. Unsec’d. Notes
3.750%	11/30/26	145	144,818
4.750%	11/30/36	225	231,965
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.000%	11/06/18	179	179,532
2.850%	05/14/23	200	196,220
3.200%	11/06/22	100	101,125
4.300%	05/14/36	105	101,759
4.450%	05/14/46	65	62,025
4.500%	05/14/35	750	744,830

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.125%	07/01/22	15	$15,149
6.500%	03/01/24	40	42,099
ACCO Brands Corp.,
Gtd. Notes, 144A
5.250%	12/15/24	309	310,545
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	02/01/19	222	217,559
ACI Worldwide, Inc.,
Gtd. Notes, 144A
6.375%	08/15/20	205	210,381
Actavis Funding SCS,
Gtd. Notes
4.550%	03/15/35	580	581,576
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	350	343,438
ADT Corp. (The),
Sr. Sec’d. Notes
3.500%	07/15/22(a)	495	473,963
4.125%	06/15/23(a)	378	360,989
Advance Auto Parts, Inc.,
Gtd. Notes
4.500%	01/15/22	250	262,618
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.000%	07/01/24	35	37,275
AECOM,
Gtd. Notes
5.875%	10/15/24	698	741,625
Gtd. Notes, 144A
5.125%	03/15/27	294	294,735
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
3.100%	12/01/26	195	192,530
AES Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23	575	572,125
5.500%	04/15/25(a)	600	607,499
6.000%	05/15/26	47	48,645
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24(a)	250	255,296
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23	173	148,779
AIG SunAmerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32	150	193,931
Air Lease Corp.,
Sr. Unsec’d. Notes
2.625%	09/04/18	250	252,096
3.000%	09/15/23	130	127,037
3.375%	06/01/21	490	499,504
3.625%	04/01/27	80	77,756
3.875%	04/01/21	65	67,382

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Air Medical Group Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/15/23	335	$324,113
Aircastle Ltd.,
Sr. Unsec’d. Notes
5.125%	03/15/21	150	158,999
7.625%	04/15/20	80	89,699
Airxcel, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	02/15/22	54	55,619
AK Steel Corp.,
Gtd. Notes
7.000%	03/15/27(a)	135	134,409
Sr. Sec’d. Notes
7.500%	07/15/23	135	146,475
Alabama Power Co.,
Sr. Unsec’d. Notes
3.550%	12/01/23	92	96,327
3.850%	12/01/42	70	67,259
5.600%	03/15/33	150	170,141
6.000%	03/01/39	95	116,598
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
Sr. Unsec’d. Notes, 144A
5.750%	03/15/25	215	208,549
6.625%	06/15/24	667	682,008
Alere, Inc.,
Gtd. Notes
6.500%	06/15/20	85	85,638
Gtd. Notes, 144A
6.375%	07/01/23	17	17,276
Aleris International, Inc.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/21	105	112,875
Alexandria Real Estate Equities, Inc.,
Gtd. Notes, REIT
4.600%	04/01/22	120	127,495
Allergan, Inc.,
Gtd. Notes
2.800%	03/15/23	187	180,623
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22	48	48,359
Gtd. Notes, MTN, 144A
5.875%	11/01/21	40	41,399
Allstate Corp. (The),
Sr. Unsec’d. Notes
3.150%	06/15/23	142	144,283
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31	95	112,813
Sr. Unsec’d. Notes
4.125%	03/30/20	640	652,799
4.125%	02/13/22	585	584,999
4.250%	04/15/21(a)	880	897,599
5.125%	09/30/24(a)	650	668,688
Sub. Notes
5.750%	11/20/25(a)	400	409,499

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.375%	07/15/23	200	$206,249
5.500%	05/15/26	300	308,249
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	656	657,332
4.000%	01/31/24	535	562,589
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.800%	12/05/34	130	143,951
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25	460	471,499
5.875%	02/15/22	66	68,888
Gtd. Notes, 144A
5.875%	11/15/26	30	30,338
6.125%	05/15/27	51	51,446
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24	825	824,999
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27	124	127,819
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24	218	232,358
American Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.200%	12/15/29	250	244,545
American Airlines 2016-3 Class AA Pass-Through Trust,
Pass-Through Certificates
3.000%	04/15/30	275	263,313
American Airlines Group, Inc.,
Gtd. Notes, 144A
5.500%	10/01/19	80	83,199
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/21	150	154,125
6.625%	10/15/22	343	353,289
Gtd. Notes, 144A
6.250%	04/01/25(a)	531	531,664
6.500%	04/01/27	198	197,380
American Express Co.,
Sr. Unsec’d. Notes
2.650%	12/02/22	300	297,183
American Greetings Corp.,
Sr. Unsec’d. Notes, 144A
7.875%	02/15/25	59	61,949
American International Group, Inc.,
Sr. Unsec’d. Notes
3.875%	01/15/35	405	370,072
4.125%	02/15/24	165	169,252
4.800%	07/10/45	145	144,627
American Tower Corp.,
Sr. Unsec’d. Notes, REIT
3.125%	01/15/27	485	453,961
3.500%	01/31/23	240	241,419
5.900%	11/01/21	100	111,888

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
American Water Capital Corp.,
Sr. Unsec’d. Notes
4.300%	12/01/42	47	$49,110
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25	320	317,599
5.625%	05/20/24	22	22,109
5.750%	05/20/27	128	126,367
5.875%	08/20/26	22	21,889
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
4.000%	10/15/23	280	296,989
Amgen, Inc.,
Sr. Unsec’d. Notes
2.600%	08/19/26	170	157,583
3.625%	05/15/22(a)	475	493,710
4.400%	05/01/45	125	121,330
4.563%	06/15/48	430	427,053
Amkor Technology, Inc.,
Sr. Unsec’d. Notes
6.375%	10/01/22(a)	560	578,199
6.625%	06/01/21(a)	360	367,199
AMN Healthcare, Inc.,
Gtd. Notes, 144A
5.125%	10/01/24	57	57,569
Anadarko Holding Co.,
Sr. Unsec’d. Notes
7.150%	05/15/28	350	420,641
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24(a)	315	307,135
5.550%	03/15/26	175	194,212
8.700%	03/15/19	100	112,175
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.875%	06/01/23	100	98,514
3.500%	12/05/26	285	282,257
Anixter, Inc.,
Gtd. Notes
5.500%	03/01/23	480	497,999
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	09/15/24	145	147,175
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22	581	588,626
5.375%	11/01/21	35	35,948
5.625%	06/01/23	310	316,975
Gtd. Notes, 144A
5.000%	03/01/25	57	55,895
Anthem, Inc.,
Sr. Unsec’d. Notes
2.300%	07/15/18	205	205,912
3.300%	01/15/23	140	141,203
4.625%	05/15/42	115	116,831
5.100%	01/15/44	80	86,138
Apache Corp.,
Sr. Unsec’d. Notes
2.625%	01/15/23	60	57,772

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
3.250%	04/15/22	365	$366,873
5.100%	09/01/40	145	149,196
Appalachian Power Co.,
Sr. Unsec’d. Notes
6.700%	08/15/37	125	160,100
Apple, Inc.,
Sr. Unsec’d. Notes
2.400%	05/03/23	100	98,328
3.250%	02/23/26	1,055	1,065,753
3.450%	02/09/45	55	49,024
4.650%	02/23/46	215	230,695
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes
6.000%	10/01/22	32	31,520
Arconic, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24	355	366,715
5.400%	04/15/21	216	229,673
5.870%	02/23/22	125	134,913
5.900%	02/01/27	225	240,874
Arizona Public Service Co.,
Sr. Unsec’d. Notes
4.500%	04/01/42	75	79,434
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/18	26	26,259
6.000%	04/01/20	150	163,221
7.500%	01/15/27	100	121,774
Ashland LLC,
Gtd. Notes
4.750%	08/15/22	700	724,500
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	06/30/22	230	228,803
3.400%	05/15/25	520	502,282
4.300%	12/15/42	150	133,368
4.350%	06/15/45	320	281,658
4.450%	04/01/24	450	471,606
4.500%	03/09/48	345	306,788
4.750%	05/15/46	270	251,933
5.150%	03/15/42	102	101,200
5.250%	03/01/37	480	489,338
5.500%	02/01/18	55	56,709
5.800%	02/15/19	55	58,731
6.300%	01/15/38	75	86,181
6.350%	03/15/40	170	193,098
6.375%	03/01/41	170	194,219
6.500%	09/01/37	150	176,118
Atmos Energy Corp.,
Sr. Unsec’d. Notes
8.500%	03/15/19	300	336,993
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, REIT, GMTN
2.850%	03/15/23	200	197,474
Avaya, Inc.,
Sec’d. Notes, 144A
10.500%(i)	03/01/21	95	15,675
Sr. Sec’d. Notes, 144A
7.000%(i)	04/01/19(a)	100	79,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Aviation Capital Group Corp.,
Sr. Unsec’d. Notes, 144A
2.875%	01/20/22	630	$625,645
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
5.500%	04/01/23(a)	500	483,125
Gtd. Notes, 144A
6.375%	04/01/24(a)	385	385,481
B&G Foods, Inc.,
Gtd. Notes
4.625%	06/01/21	300	302,250
5.250%	04/01/25	88	88,770
Ball Corp.,
Gtd. Notes
5.000%	03/15/22	50	52,750
5.250%	07/01/25	40	42,350
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.500%	11/15/21	110	114,475
Bank of America Corp.,
Jr. Sub. Notes
5.125%(c)	12/29/49	179	179,671
6.100%(c)	12/29/49	240	254,280
6.250%(c)	09/29/49	325	342,063
8.000%(c)	07/29/49	880	906,400
Sr. Unsec’d. Notes
7.625%	06/01/19	675	752,483
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	79	79,490
Sr. Unsec’d. Notes, MTN
4.100%	07/24/23	100	104,747
Sr. Unsec’d. Notes, MTN, RegS
2.503%	10/21/22	410	399,666
3.124%(c)	01/20/23	525	527,698
3.824%(c)	01/20/28	445	445,746
3.875%	08/01/25	140	142,482
4.000%	04/01/24(a)	700	725,759
4.443%(c)	01/20/48	235	236,519
5.000%	05/13/21	350	380,021
5.625%	07/01/20	150	164,511
Sub. Notes, MTN, RegS
4.200%	08/26/24	300	305,495
4.450%	03/03/26	595	610,200
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.500%(c)	12/31/49	160	151,400
4.625%(c)	12/31/49	369	354,240
4.950%(c)	12/29/49	160	165,050
Sr. Unsec’d. Notes
3.550%	09/23/21	150	156,243
5.450%	05/15/19	100	107,320
Sr. Unsec’d. Notes, MTN, RegS
2.050%	05/03/21	265	261,505
BB&T Corp.,
Sr. Unsec’d. Notes, MTN, RegS
2.450%	01/15/20	83	83,847
Belden, Inc.,
Gtd. Notes, 144A
5.500%	09/01/22	365	372,300

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
BellSouth LLC,
Sr. Unsec’d. Notes
6.550%	06/15/34	300	$335,982
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.500%	02/01/25(a)	465	476,831
4.500%	02/01/45	110	114,417
6.125%	04/01/36	130	162,296
Berkshire Hathaway Finance Corp.,
Gtd. Notes
5.750%	01/15/40	180	224,071
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	278	278,069
3.125%	03/15/26	240	239,770
Berry Plastics Corp.,
Sec’d. Notes
5.125%	07/15/23(a)	305	312,625
5.500%	05/15/22	55	57,131
Biogen, Inc.,
Sr. Unsec’d. Notes
5.200%	09/15/45	60	64,866
Blue Cube Spinco, Inc.,
Gtd. Notes
10.000%	10/15/25	310	374,325
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22(a)	500	506,250
Boardwalk Pipelines LP,
Gtd. Notes
4.450%	07/15/27	50	50,516
4.950%	12/15/24	100	105,311
5.950%	06/01/26	310	343,285
Boeing Co. (The),
Sr. Unsec’d. Notes
7.950%	08/15/24	175	231,524
Boston Properties LP,
Sr. Unsec’d. Notes, REIT
3.125%	09/01/23	150	148,855
3.800%	02/01/24	200	204,847
3.850%	02/01/23	305	316,107
Boyd Gaming Corp.,
Gtd. Notes
6.375%	04/01/26	15	16,050
6.875%	05/15/23(a)	577	621,718
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.250%	02/27/27	385	383,983
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes, REIT
3.850%	02/01/25	150	148,038
3.875%	08/15/22	165	168,947
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes, 144A
3.625%	01/15/24	415	418,059
Buckeye Partners LP,
Sr. Unsec’d. Notes
2.650%	11/15/18	115	115,551
3.950%	12/01/26	105	102,836

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.600%	10/15/44	135	$138,435
5.850%	11/15/43	125	129,703
Bumble Bee Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	12/15/17	396	386,100
Bunge Ltd. Finance Corp.,
Gtd. Notes
8.500%	06/15/19	100	113,376
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.450%	09/15/21	510	530,770
3.900%	08/01/46	185	177,567
4.125%	06/15/47	205	204,422
7.950%	08/15/30	100	141,943
BWAY Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24	175	176,423
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.000%	04/15/20	248	274,660
8.625%	09/15/17	13	13,358
CalAtlantic Group, Inc.,
Gtd. Notes
5.250%	06/01/26	35	34,869
5.875%	11/15/24	215	225,750
Caleres, Inc.,
Gtd. Notes
6.250%	08/15/23	34	35,445
California Resources Corp.,
Sec’d. Notes, 144A
8.000%	12/15/22	427	346,938
Callon Petroleum Co.,
Gtd. Notes, 144A
6.125%	10/01/24	94	97,760
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	95	96,425
5.875%	01/15/24	100	105,375
Sr. Unsec’d. Notes
5.750%	01/15/25(a)	450	447,188
Camelot Finance SA,
Sr. Unsec’d. Notes, 144A
7.875%	10/15/24	185	194,713
Capital One Bank USA NA,
Sr. Unsec’d. Notes
2.250%	02/13/19	500	500,759
Sub. Notes
3.375%	02/15/23	1,310	1,307,346
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.750%	04/24/24	360	366,118
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
7.350%	03/06/19	250	275,701
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN, RegS
2.850%	06/01/22	225	226,944

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
CBL & Associates LP,
Ltd. Gtd. Notes, REIT
4.600%	10/15/24	334	$304,186
5.250%	12/01/23(a)	236	230,069
CBS Corp.,
Gtd. Notes
5.900%	10/15/40	100	114,511
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	03/15/22	31	31,620
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23	10	10,300
5.125%	05/01/27	125	125,625
5.375%	05/01/25	710	728,638
5.500%	05/01/26	505	522,675
5.750%	02/15/26	1,120	1,176,000
5.875%	04/01/24(a)	1,449	1,528,695
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23	150	151,688
5.500%	12/01/24	25	26,188
6.000%	08/15/22	125	132,728
Celgene Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/22	65	66,084
3.950%	10/15/20	100	104,695
5.000%	08/15/45	150	157,007
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/22	256	263,040
4.750%	01/15/25	125	125,704
6.125%	02/15/24	50	53,688
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/21	70	73,672
5.850%	01/15/41	110	130,083
Central Garden & Pet Co.,
Gtd. Notes
6.125%	11/15/23	215	226,825
CenturyLink, Inc.,
Sr. Unsec’d. Notes
6.750%	12/01/23(a)	1,475	1,537,688
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34	173	161,755
Sr. Sec’d. Notes, 144A
3.400%	12/01/21	175	174,788
4.500%	12/01/26	428	434,720
Sr. Unsec’d. Notes
5.375%	03/15/44	106	92,485
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
4.450%	07/22/20	25	26,779
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	205	216,617
6.384%	10/23/35	395	449,017

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sr. Sec’d. Notes, 144A
5.375%	05/01/47	290	$291,323
Chemours Co. (The),
Gtd. Notes
6.625%	05/15/23	355	376,300
7.000%	05/15/25	90	96,885
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes, 144A
5.875%	03/31/25	400	417,000
Chesapeake Energy Corp.,
Gtd. Notes
4.875%	04/15/22(a)	137	123,300
5.750%	03/15/23	40	36,400
6.125%	02/15/21(a)	102	98,940
Gtd. Notes, 144A
8.000%	01/15/25(a)	109	109,000
Sec’d. Notes, 144A
8.000%	12/15/22(a)	593	621,168
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22	160	158,233
2.895%	03/03/24	545	546,334
3.191%	06/24/23	95	97,276
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22	45	38,700
7.125%	07/15/20	107	98,039
Sr. Sec’d. Notes
5.125%	08/01/21	51	50,426
Chubb Corp. (The),
Gtd. Notes
5.750%	05/15/18	50	52,316
Chubb INA Holdings, Inc.,
Gtd. Notes
2.700%	03/13/23	170	168,697
Cigna Corp.,
Sr. Unsec’d. Notes
4.000%	02/15/22	430	451,906
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24	116	121,655
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23	250	252,625
5.125%	12/15/22	90	91,800
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/22	705	738,043
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19(a)	970	1,019,713
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
10.750%	02/15/20	108	116,100
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.250%	08/15/22	83	84,038
Citigroup, Inc.,
Jr. Sub. Notes
5.800%(c)	11/29/49	100	103,000

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.875%(c)	12/29/49	355	$367,203
6.125%(c)	12/31/49	150	158,250
6.250%(c)	12/31/49	70	75,513
Sr. Unsec’d. Notes
3.400%	05/01/26	595	579,744
3.887%(c)	01/10/28	560	562,496
8.125%	07/15/39	42	61,642
Sub. Notes
3.875%	03/26/25	100	99,346
4.400%	06/10/25	260	264,918
4.600%	03/09/26(a)	490	503,192
4.750%	05/18/46	105	103,727
5.500%	09/13/25	115	125,725
Claire’s Stores, Inc.,
Sr. Sec’d. Notes, 144A
6.125%	03/15/20	56	21,280
9.000%	03/15/19	830	332,000
Clean Harbors, Inc.,
Gtd. Notes
5.125%	06/01/21	255	260,355
5.250%	08/01/20	250	254,445
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22	2,788	2,899,520
6.500%	11/15/22	27	27,405
7.625%	03/15/20(a)	1,219	1,228,143
Clearwater Paper Corp.,
Gtd. Notes
4.500%	02/01/23	90	87,300
Gtd. Notes, 144A
5.375%	02/01/25	15	14,850
Cleveland Electric Illuminating Co. (The),
Sr. Sec’d. Notes
7.880%	11/01/17	100	103,484
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	09/15/22	235	239,897
CMS Energy Corp.,
Sr. Unsec’d. Notes
2.950%	02/15/27	110	104,275
3.450%	08/15/27	305	303,518
8.750%	06/15/19	80	91,348
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24	58	59,523
4.500%	03/01/26	42	44,389
7.350%	11/15/19	150	169,185
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	05/15/20	171	156,038
CNH Industrial Capital LLC,
Gtd. Notes
4.375%	11/06/20	285	294,619
4.875%	04/01/21	220	231,000
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	191	195,895

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Coeur Mining, Inc.,
Gtd. Notes
7.875%	02/01/21	84	$87,150
Cogent Communications Group, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	03/01/22	350	359,188
Columbia Pipeline Group, Inc.,
Gtd. Notes
4.500%	06/01/25	280	293,353
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	200	266,681
Comcast Corp.,
Gtd. Notes
2.350%	01/15/27	125	114,534
3.000%	02/01/24	200	199,913
3.200%	07/15/36	360	319,490
4.600%	08/15/45	275	284,346
6.450%	03/15/37	300	382,093
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.875%	05/15/23	139	141,780
Commonwealth Edison Co.,
First Mortgage
2.550%	06/15/26	230	218,650
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27	70	69,892
6.000%	06/15/25	913	956,368
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21	116	119,190
5.500%	06/15/24	100	103,407
Concho Resources, Inc.,
Gtd. Notes
5.500%	04/01/23	319	330,165
ConocoPhillips Co.,
Gtd. Notes
4.150%	11/15/34	155	154,936
4.200%	03/15/21	125	133,287
ConocoPhillips Holding Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29	560	723,600
CONSOL Energy, Inc.,
Gtd. Notes
5.875%	04/15/22	55	54,381
Consolidated Communications, Inc.,
Gtd. Notes
6.500%	10/01/22	93	89,280
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.500%	12/01/45	100	106,326
Consolidated Edison, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/21	320	313,982
Constellation Brands, Inc.,
Gtd. Notes
4.250%	05/01/23	30	31,637

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Consumers Energy Co.,
First Mortgage
5.650%	04/15/20	150	$166,067
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	27	28,161
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	29	26,970
4.500%	04/15/23(a)	660	642,259
5.000%	09/15/22	419	423,190
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26	217	217,000
CoreCivic, Inc.,
Gtd. Notes, REIT
4.625%	05/01/23	615	614,231
Corporate Office Properties LP,
Gtd. Notes, REIT
3.600%	05/15/23	1,200	1,166,392
3.700%	06/15/21	397	404,580
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/24	100	101,500
5.875%	07/01/25	18	18,034
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
9.375%	01/15/19	145	162,204
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
6.250%	04/01/23	75	77,813
Gtd. Notes, 144A
5.750%	04/01/25	98	100,083
Crown Americas LLC/Crown Americas Capital Corp. V,
Gtd. Notes, 144A
4.250%	09/30/26	80	76,950
Crown Castle International Corp.,
Sr. Unsec’d. Notes, REIT
3.400%	02/15/21	75	76,291
3.700%	06/15/26	283	277,721
4.450%	02/15/26	132	137,318
4.875%	04/15/22	110	118,326
5.250%	01/15/23	200	218,248
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	04/15/27(a)	235	238,819
6.625%	10/15/25	600	652,500
Sr. Unsec’d. Notes
6.750%	11/15/21	85	92,172
8.625%	02/15/19	83	91,093
Sr. Unsec’d. Notes, 144A
10.875%	10/15/25	500	601,250
CSI Compressco LP/CSI Compressco Finance, Inc.,
Gtd. Notes
7.250%	08/15/22	45	42,750
CSX Corp.,
Sr. Unsec’d. Notes
2.600%	11/01/26	365	341,942
6.000%	10/01/36	160	194,294

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
CURO Financial Technologies Corp.,
Sr. Sec’d. Notes, 144A
12.000%	03/01/22	42	$43,260
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23(a)	382	392,028
CVS Health Corp.,
Sr. Unsec’d. Notes
2.125%	06/01/21(a)	385	377,639
2.750%	12/01/22	205	202,813
2.875%	06/01/26	160	152,589
3.875%	07/20/25	175	180,311
4.000%	12/05/23(a)	414	434,778
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes, REIT, 144A
5.000%	03/15/24	75	77,063
5.375%	03/15/27	46	46,460
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	112	112,980
6.500%	06/01/26	140	145,950
Dana, Inc.,
Sr. Unsec’d. Notes
5.500%	12/15/24(a)	265	268,313
6.000%	09/15/23	525	547,313
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25	340	340,850
5.125%	07/15/24	359	362,590
5.750%	08/15/22	55	56,925
DCP Midstream Operating LP,
Gtd. Notes
3.875%	03/15/23	194	186,240
4.950%	04/01/22	31	31,310
Gtd. Notes, 144A
4.750%	09/30/21	31	31,527
5.350%	03/15/20	10	10,350
6.750%	09/15/37	80	86,000
DDR Corp.,
Sr. Unsec’d. Notes, REIT
3.375%	05/15/23	150	144,975
3.500%	01/15/21	355	358,954
Dean Foods Co.,
Gtd. Notes, 144A
6.500%	03/15/23	79	82,358
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22	100	100,125
8.100%	05/15/30	230	332,377
Denbury Resources, Inc.,
Gtd. Notes
4.625%	07/15/23	280	204,400
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/21	100	103,197
5.000%	06/15/45	85	85,283
Devon Financing Co. LLC,
Gtd. Notes
7.875%	09/30/31	50	64,579

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
Gtd. Notes, 144A
5.875%	06/15/21	476	$500,434
7.125%	06/15/24(a)	130	143,712
Sr. Sec’d. Notes, 144A
4.420%	06/15/21	332	347,187
5.450%	06/15/23	265	285,938
6.020%	06/15/26	2,440	2,660,042
Diamondback Energy, Inc.,
Gtd. Notes, 144A
4.750%	11/01/24	54	54,319
Diebold Nixdorf, Inc.,
Gtd. Notes
8.500%	04/15/24	101	111,605
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	250	239,984
Discovery Communications LLC,
Gtd. Notes
3.800%	03/13/24	365	361,895
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23(a)	700	703,500
5.875%	07/15/22	145	152,340
5.875%	11/15/24(a)	2,322	2,438,681
6.750%	06/01/21	1,091	1,177,598
7.750%	07/01/26	164	190,650
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes, 144A
8.125%	06/15/21	350	305,375
Dole Food Co., Inc.,
Sr. Sec’d. Notes, 144A
7.250%	06/15/25	128	127,680
Dollar Tree, Inc.,
Gtd. Notes
5.750%	03/01/23	325	346,125
Dominion Gas Holdings LLC,
Sr. Unsec’d. Notes
4.600%	12/15/44	77	77,210
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
2.850%	08/15/26(a)	503	469,684
3.625%	12/01/24	200	200,988
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.000%	11/15/22	100	101,027
8.850%	09/15/21	90	110,313
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	07/01/19	95	92,625
Dr Pepper Snapple Group, Inc.,
Gtd. Notes
2.000%	01/15/20	75	74,687
DTE Energy Co.,
Sr. Unsec’d. Notes
3.850%	12/01/23	46	47,563
Duke Energy Carolinas LLC,
First Ref. Mortgage
3.875%	03/15/46	65	63,553

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
6.000%	01/15/38	48	$60,451
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	120	111,806
3.750%	04/15/24(a)	270	277,707
Duke Energy Indiana LLC,
First Mortgage
3.750%	05/15/46	320	302,454
Sr. Unsec’d. Notes
6.120%	10/15/35	50	61,128
Duke Energy Ohio, Inc.,
First Mortgage
3.700%	06/15/46	120	112,245
3.800%	09/01/23	136	143,329
Duke Energy Progress LLC,
First Mortgage
5.700%	04/01/35	100	120,484
Duke Realty LP,
Gtd. Notes, REIT
3.875%	02/15/21	180	186,862
4.375%	06/15/22	105	111,610
DuPont Fabros Technology LP,
Gtd. Notes, REIT
5.875%	09/15/21	150	156,000
Dynegy, Inc.,
Gtd. Notes
5.875%	06/01/23(a)	646	591,898
7.375%	11/01/22(a)	430	425,700
7.625%	11/01/24(a)	360	343,800
Gtd. Notes, 144A
8.000%	01/15/25	70	67,025
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
4.150%	02/15/43	67	65,360
Eagle II Acquisition Co. LLC,
Sr. Unsec’d. Notes, 144A
6.000%	04/01/25	20	20,600
Eaton Corp.,
Gtd. Notes
1.500%	11/02/17	27	26,996
4.000%	11/02/32	24	24,324
6.950%	03/20/19	65	71,088
eBay, Inc.,
Sr. Unsec’d. Notes
4.000%	07/15/42	200	170,037
Ecolab, Inc.,
Sr. Unsec’d. Notes
3.250%	01/14/23	200	203,380
Eldorado Resorts, Inc.,
Gtd. Notes
7.000%	08/01/23	21	22,523
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	1,152	1,146,240
EMC Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/20	49	47,741

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
EMI Music Publishing Group North America Holdings, Inc.,
Gtd. Notes, 144A
7.625%	06/15/24	30	$32,700
Endo Finance LLC,
Gtd. Notes, 144A
5.750%	01/15/22(a)	450	409,500
Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
7.250%	01/15/22	34	32,130
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23	400	350,000
Energizer Holdings, Inc.,
Gtd. Notes, 144A
5.500%	06/15/25	600	612,000
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.875%	01/15/24	165	175,313
7.500%	10/15/20	100	111,500
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
5.150%	02/01/43	15	14,005
6.050%	06/01/41(a)	250	258,786
6.625%	10/15/36	140	155,590
EnerSys,
Gtd. Notes, 144A
5.000%	04/30/23	193	194,206
Ensco PLC,
Sr. Unsec’d. Notes
4.500%	10/01/24	12	10,110
5.200%	03/15/25	35	30,363
8.000%	01/31/24	11	11,138
Entegris, Inc.,
Gtd. Notes, 144A
6.000%	04/01/22	435	454,031
Entergy Corp.,
Sr. Unsec’d. Notes
2.950%	09/01/26	220	208,581
Entergy Louisiana LLC,
First Mortgage
4.050%	09/01/23	100	105,511
Entergy Mississippi, Inc.,
First Mortgage
2.850%	06/01/28	125	118,895
Enterprise Products Operating LLC,
Gtd. Notes
3.750%	02/15/25	550	553,137
4.900%	05/15/46	370	378,721
7.550%	04/15/38	185	245,258
Envision Healthcare Corp.,
Gtd. Notes
5.625%	07/15/22	75	76,875
Gtd. Notes, 144A
5.125%	07/01/22	42	42,748
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.625%	03/15/23	150	146,401

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
6.375%	06/15/23	26	$19,955
7.750%	09/01/22	200	162,000
9.375%	05/01/20(a)	577	543,938
Sec’d. Notes, 144A
8.000%	02/15/25	877	815,610
Sr. Sec’d. Notes, 144A
8.000%	11/29/24	200	210,000
Equinix, Inc.,
Sr. Unsec’d. Notes, REIT
5.375%	01/01/22	100	105,250
5.375%	04/01/23	250	260,313
5.750%	01/01/25	24	25,380
5.875%	01/15/26	250	265,938
Equity Commonwealth,
Sr. Unsec’d. Notes, REIT
5.875%	09/15/20	120	128,813
6.650%	01/15/18	150	151,986
Equity One, Inc.,
Gtd. Notes, REIT
3.750%	11/15/22	61	62,743
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46	185	168,210
5.625%	03/15/42	22	24,256
7.000%	10/15/37	150	189,584
Sr. Unsec’d. Notes, 144A
4.500%	08/16/21	200	213,005
ERP Operating LP,
Sr. Unsec’d. Notes, REIT
3.000%	04/15/23	100	98,988
4.625%	12/15/21	108	116,428
ESH Hospitality, Inc.,
Gtd. Notes, REIT, 144A
5.250%	05/01/25	291	293,363
Exelon Corp.,
Jr. Sub. Notes
2.500%	06/01/22	230	232,123
Sr. Unsec’d. Notes
2.450%	04/15/21	30	29,641
3.950%	06/15/25	125	128,528
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20	320	324,398
3.400%	03/15/22	100	100,815
4.000%	10/01/20	120	124,696
Express Scripts Holding Co.,
Gtd. Notes
3.400%	03/01/27	410	386,130
4.500%	02/25/26	50	51,288
FedEx Corp.,
Gtd. Notes
4.100%	04/15/43	80	74,014
4.100%	02/01/45	265	245,436
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes
6.750%	06/15/23	50	47,000

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/01/21	71	$71,178
Fifth Third Bancorp,
Sub. Notes
8.250%	03/01/38	100	142,454
Fifth Third Bank,
Sr. Unsec’d. Notes
2.375%	04/25/19	200	201,461
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23	204	218,790
Sec’d. Notes, 144A
5.750%	01/15/24(a)	1,776	1,831,944
Sr. Sec’d. Notes, 144A
5.000%	01/15/24	93	94,628
5.375%	08/15/23	1,037	1,079,776
Flex Acquisition Co., Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	01/15/25	30	30,648
Florida Power & Light Co.,
First Mortgage
5.625%	04/01/34	100	120,889
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46	180	179,586
7.450%	07/16/31	100	126,132
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.724%	12/06/17	200	199,997
2.375%	03/12/19	200	200,699
3.000%	06/12/17	250	250,708
3.339%	03/28/22	200	200,701
3.664%	09/08/24	280	275,369
Sr. Unsec’d. Notes, GMTN
4.389%	01/08/26	445	454,505
Freeport Minerals Corp.,
Gtd. Notes
7.125%	11/01/27	100	104,625
Freeport-McMoRan, Inc.,
Gtd. Notes
3.550%	03/01/22(a)	450	417,375
3.875%	03/15/23(a)	415	381,642
4.000%	11/14/21(a)	550	530,750
4.550%	11/14/24(a)	340	316,625
5.400%	11/14/34	8	6,960
Frontier Communications Corp.,
Sr. Unsec’d. Notes
6.250%	09/15/21	295	274,350
8.500%	04/15/20(a)	310	327,050
9.250%	07/01/21	221	223,210
10.500%	09/15/22	160	162,000
11.000%	09/15/25	1,450	1,410,125
Gartner, Inc.,
Gtd. Notes, 144A
5.125%	04/01/25	93	94,744
Gates Global LLC/Gates Global Co.,
Gtd. Notes, 144A
6.000%	07/15/22	140	142,450

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
GCI, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/21	370	$379,250
GCP Applied Technologies, Inc.,
Gtd. Notes, 144A
9.500%	02/01/23	384	435,840
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20	202	202,874
4.418%	11/15/35	1,142	1,205,899
General Cable Corp.,
Gtd. Notes
5.750%	10/01/22	450	439,281
General Electric Co.,
Jr. Sub. Notes
5.000%(c)	12/29/49	235	247,925
Sr. Unsec’d. Notes
2.700%	10/09/22	40	40,299
3.375%	03/11/24	45	46,607
Sr. Unsec’d. Notes, GMTN
3.150%	09/07/22	101	104,243
5.500%	01/08/20	145	158,918
6.000%	08/07/19	100	109,843
Sr. Unsec’d. Notes, MTN, RegS
4.650%	10/17/21	72	79,032
5.875%	01/14/38(a)	200	252,430
6.750%	03/15/32	294	396,423
General Mills, Inc.,
Sr. Unsec’d. Notes
3.150%	12/15/21	170	174,032
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	115	113,791
5.200%	04/01/45	335	328,371
6.600%	04/01/36	760	873,786
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	05/15/18	90	91,236
4.350%	01/17/27	165	166,436
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
5.625%	06/15/24	154	150,535
6.000%	05/15/23	37	37,185
Genesys Telecommunications Laboratories Inc/Greeneden Lux 3 Sarl/Greeneden US Ho,
Gtd. Notes, 144A
10.000%	11/30/24	222	241,425
GenOn Energy, Inc.,
Sr. Unsec’d. Notes
9.875%	10/15/20	253	165,083
GEO Group, Inc. (The),
Gtd. Notes, REIT
5.875%	01/15/22	585	604,013
5.875%	10/15/24	200	204,500
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/27(a)	240	227,618
3.250%	09/01/22	200	204,303
4.000%	09/01/36	140	133,059

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
4.600%	09/01/35	225	$231,800
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.250%	07/15/22	75	73,500
7.000%	06/15/23	25	24,750
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	11/01/23	85	90,100
5.375%	04/15/26	320	330,400
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	12/01/21	55	58,300
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.300%(c)	12/29/49	20	20,375
5.375%(c)	12/31/49	200	204,500
5.700%(c)	12/29/49(a)	220	227,458
Sr. Unsec’d. Notes
2.875%	02/25/21	265	266,717
3.000%	04/26/22	495	496,212
3.500%	01/23/25	565	562,825
3.500%	11/16/26	180	175,971
3.625%	01/22/23	125	128,142
3.850%	01/26/27	425	427,073
4.750%	10/21/45	210	221,244
5.750%	01/24/22	200	224,976
6.125%	02/15/33	200	241,460
Sr. Unsec’d. Notes, GMTN
5.375%	03/15/20	256	277,524
Sub. Notes
4.250%	10/21/25	250	254,827
5.150%	05/22/45	315	330,982
6.450%	05/01/36	455	542,667
Goodman Networks, Inc.,
Sr. Sec’d. Notes
12.125%(i)	07/01/18	72	28,440
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
4.875%	03/15/27	118	118,000
5.000%	05/31/26(a)	465	476,625
5.125%	11/15/23(a)	565	589,013
Government Properties Income Trust,
Sr. Unsec’d. Notes, REIT
3.750%	08/15/19	347	349,899
Graphic Packaging International, Inc.,
Gtd. Notes
4.750%	04/15/21	30	31,275
Gray Television, Inc.,
Gtd. Notes, 144A
5.125%	10/15/24	25	24,688
5.875%	07/15/26	200	203,500
Great Lakes Dredge & Dock Corp.,
Gtd. Notes
7.375%	02/01/19	300	297,375
Group 1 Automotive, Inc.,
Gtd. Notes, 144A
5.250%	12/15/23	60	60,600

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Guardian Life Global Funding,
Sr. Sec’d. Notes, MTN, 144A
2.000%	04/26/21	100	$97,702
Guitar Center, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	04/15/19	25	21,000
Gulf South Pipeline Co. LP,
Sr. Unsec’d. Notes
4.000%	06/15/22	150	152,882
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22(a)	405	424,744
Halcon Resources Corp.,
Gtd. Notes, 144A
6.750%	02/15/25(a)	395	387,890
Halliburton Co.,
Sr. Unsec’d. Notes
3.500%	08/01/23	100	101,804
3.800%	11/15/25	277	280,489
8.750%	02/15/21	100	121,149
Sr. Unsec’d. Notes, MTN, RegS
6.750%	02/01/27	100	117,487
Hardwoods Acquisition, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	08/01/21	167	148,630
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
6.875%	03/01/20	30	30,450
8.375%	08/15/22	67	68,675
Harris Corp.,
Sr. Unsec’d. Notes
2.700%	04/27/20	320	322,943
3.832%	04/27/25	355	361,388
4.854%	04/27/35	140	149,553
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21	77	83,112
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	3,047	3,176,498
5.875%	05/01/23	100	108,000
5.875%	02/15/26	700	738,500
7.500%	02/15/22	1,410	1,612,688
Sr. Sec’d. Notes
4.500%	02/15/27	50	50,000
5.000%	03/15/24(a)	1,069	1,121,114
5.250%	04/15/25	53	56,313
5.250%	06/15/26	375	394,688
HCP, Inc.,
Sr. Unsec’d. Notes, REIT
3.150%	08/01/22	75	74,813
3.875%	08/15/24	445	447,484
4.000%	06/01/25	178	178,528
HD Supply, Inc.,
Gtd. Notes, 144A
5.750%	04/15/24	459	482,776
HealthSouth Corp.,
Gtd. Notes
5.750%	11/01/24	300	302,250

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.750%	09/15/25	300	$299,625
Hecla Mining Co.,
Gtd. Notes
6.875%	05/01/21	137	140,083
Herc Rentals, Inc.,
Sec’d. Notes, 144A
7.500%	06/01/22	174	184,875
7.750%	06/01/24(a)	448	478,240
Hertz Corp. (The),
Gtd. Notes
6.250%	10/15/22(a)	595	565,250
7.375%	01/15/21(a)	380	377,625
Gtd. Notes, 144A
5.500%	10/15/24	290	251,938
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27	220	216,086
5.800%	04/01/47	170	175,689
6.000%	01/15/40	100	102,787
7.125%	03/15/33	80	91,764
7.300%	08/15/31	50	58,910
Hexion, Inc.,
Sr. Sec’d. Notes
6.625%	04/15/20	1,187	1,092,040
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24	96	90,000
5.750%	10/01/25	80	77,200
Hillman Group, Inc. (The),
Gtd. Notes, 144A
6.375%	07/15/22	50	47,695
Hill-Rom Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/01/23	579	599,989
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
4.250%	09/01/24	105	103,688
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.,
Gtd. Notes, 144A
6.125%	12/01/24	45	47,250
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	04/01/25	63	63,769
4.875%	04/01/27	31	31,310
Historic TW, Inc.,
Gtd. Notes
6.625%	05/15/29	38	46,354
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/24	91	95,323
Hologic, Inc.,
Gtd. Notes, 144A
5.250%	07/15/22	200	209,750
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.625%	06/01/22	150	151,224
3.500%	09/15/56	185	161,505
3.750%	02/15/24	110	116,544

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
HP, Inc.,
Sr. Unsec’d. Notes
3.750%	12/01/20	17	$17,689
4.375%	09/15/21	91	96,236
4.650%	12/09/21	150	160,710
6.000%	09/15/41	95	96,609
HRG Group, Inc.,
Sr. Unsec’d. Notes
7.750%	01/15/22	150	158,250
HSBC USA, Inc.,
Sr. Unsec’d. Notes
1.625%	01/16/18	500	499,686
Hughes Satellite Systems Corp.,
Gtd. Notes, 144A
6.625%	08/01/26	55	56,238
Sr. Sec’d. Notes, 144A
5.250%	08/01/26	389	388,028
Huntington National Bank (The),
Sr. Unsec’d. Notes
2.200%	11/06/18	250	251,060
Huntsman International LLC,
Gtd. Notes
4.875%	11/15/20	30	31,275
5.125%	11/15/22(a)	785	820,325
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19	285	272,888
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.875%	02/01/22	50	50,750
6.000%	08/01/20	110	113,850
Sr. Unsec’d. Notes, 144A
6.250%	02/01/22	34	34,510
6.750%	02/01/24	34	35,063
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19(a)	303	259,217
IHS Markit Ltd.,
Gtd. Notes, 144A
4.750%	02/15/25	64	65,920
5.000%	11/01/22	85	89,038
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.660%(c)	12/21/65	215	203,175
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
4.910%(c)	12/21/65	275	258,500
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.200%	03/15/23	50	50,514
Infor Software Parent LLC/Infor Software Parent, Inc.,
Gtd. Notes, PIK, 144A
7.125%	05/01/21	183	187,118
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22	1,503	1,544,483
Sr. Sec’d. Notes, 144A
5.750%	08/15/20	34	35,350

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Informatica LLC,
Sr. Unsec’d. Notes, 144A
7.125%	07/15/23	335	$325,788
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
2.875%	01/15/19	92	93,511
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23	12	12,090
Intel Corp.,
Sr. Unsec’d. Notes
2.600%	05/19/26	355	340,544
4.000%	12/15/32	201	210,815
4.100%	05/19/46	105	104,711
Intercontinental Exchange, Inc.,
Gtd. Notes
4.000%	10/15/23	318	336,212
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	02/15/22	300	320,250
6.500%	02/15/25	550	585,750
International Lease Finance Corp.,
Sr. Unsec’d. Notes
3.875%	04/15/18	747	761,586
5.875%	08/15/22	100	111,388
6.250%	05/15/19	550	592,620
8.625%	01/15/22	230	281,431
International Paper Co.,
Sr. Unsec’d. Notes
8.700%	06/15/38	100	143,244
International Wire Group, Inc.,
Sec’d. Notes, 144A
10.750%	08/01/21	95	92,388
Interval Acquisition Corp.,
Gtd. Notes
5.625%	04/15/23	320	324,800
Invesco Finance PLC,
Gtd. Notes
4.000%	01/30/24	373	391,240
Iron Mountain, Inc.,
Gtd. Notes, REIT
5.750%	08/15/24(a)	272	277,440
6.000%	08/15/23	225	236,813
Gtd. Notes, REIT, 144A
6.000%	10/01/20	65	68,088
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.650%	06/15/24	170	171,284
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sr. Sec’d. Notes, 144A
6.750%	11/15/21	400	414,000
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
Gtd. Notes, 144A
6.375%	08/01/23	200	208,500
JB Hunt Transport Services, Inc.,
Gtd. Notes
3.300%	08/15/22	195	198,151
3.850%	03/15/24	120	123,411

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
JC Penney Corp., Inc.,
Gtd. Notes
8.125%	10/01/19	21	$22,680
Sr. Sec’d. Notes, 144A
5.875%	07/01/23	55	55,000
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.875%	04/15/21	150	171,239
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
6.150%	06/01/37	100	115,945
Sr. Unsec’d. Notes, 144A
4.300%	01/15/26	60	62,419
Jo-Ann Stores LLC,
Sr. Unsec’d. Notes, 144A
8.125%	03/15/19	60	59,850
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.450%	09/11/20	100	100,830
Sr. Unsec’d. Notes, MTN, RegS
2.800%	03/04/21(a)	860	877,731
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.750%	12/01/21	100	103,824
4.500%	02/15/47	100	101,496
5.000%	03/30/20	100	107,360
Kaiser Aluminum Corp.,
Gtd. Notes
5.875%	05/15/24	46	47,941
Kansas City Power & Light Co.,
Sr. Unsec’d. Notes
3.150%	03/15/23	50	50,312
5.300%	10/01/41	175	185,956
Kerr-McGee Corp.,
Gtd. Notes
7.875%	09/15/31	60	76,900
KeyCorp,
Sr. Unsec’d. Notes, MTN, RegS
5.100%	03/24/21	276	301,196
KeySpan Gas East Corp.,
Unsec’d. Notes, 144A
2.742%	08/15/26	255	243,746
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
Gtd. Notes, 144A
5.000%	06/01/24	55	56,169
Kimco Realty Corp.,
Sr. Unsec’d. Notes, REIT
3.125%	06/01/23	265	260,817
3.800%	04/01/27	140	139,394
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.625%	09/01/41	210	210,189
Kinder Morgan, Inc.,
Gtd. Notes
5.300%	12/01/34	80	80,286
5.550%	06/01/45	65	66,414
Kindred Healthcare, Inc.,
Gtd. Notes
8.750%	01/15/23(a)	450	451,125

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Kinetic Concepts, Inc./KCI USA, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	02/15/21	345	$365,700
KLX, Inc.,
Gtd. Notes, 144A
5.875%	12/01/22	370	381,563
Koppers, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25	53	54,723
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	200	187,949
4.375%	06/01/46	390	365,977
5.000%	07/15/35	100	103,858
5.000%	06/04/42	305	310,494
5.200%	07/15/45	75	78,281
6.125%	08/23/18	100	105,739
6.500%	02/09/40	100	120,097
Kratos Defense & Security Solutions, Inc.,
Sr. Sec’d. Notes
7.000%	05/15/19	194	194,000
Kroger Co. (The),
Gtd. Notes
6.900%	04/15/38	150	195,490
7.500%	04/01/31	200	267,356
7.700%	06/01/29	150	201,174
Sr. Unsec’d. Notes
2.650%	10/15/26	300	276,350
3.875%	10/15/46	110	98,727
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23(a)	200	209,000
6.625%	04/01/21	240	261,864
6.750%	07/01/36	280	266,784
L-3 Technologies, Inc.,
Gtd. Notes
3.850%	12/15/26	85	86,182
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.200%	08/23/17	120	120,352
2.500%	11/01/18	105	105,914
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	03/15/22	71	71,533
Lamar Media Corp.,
Gtd. Notes
5.000%	05/01/23	118	121,540
5.375%	01/15/24	13	13,423
5.750%	02/01/26	250	267,500
Landry’s, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24	104	107,900
Laredo Petroleum, Inc.,
Gtd. Notes
7.375%	05/01/22	255	264,563
Level 3 Financing, Inc.,
Gtd. Notes
5.250%	03/15/26	67	67,335
5.375%	01/15/24	378	386,978

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.375%	05/01/25(a)	1,147	$1,167,073
5.625%	02/01/23	65	67,275
Levi Strauss & Co.,
Sr. Unsec’d. Notes
5.000%	05/01/25	100	102,520
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.950%	05/01/22	75	81,487
7.800%	03/07/87	76	87,400
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
7.875%	10/15/26	200	252,894
8.500%	05/15/25	100	127,553
LifePoint Health, Inc.,
Gtd. Notes
5.500%	12/01/21	90	93,375
LIN Television Corp.,
Gtd. Notes
5.875%	11/15/22	71	73,485
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.200%	03/15/22	135	142,485
6.150%	04/07/36	7	8,269
6.250%	02/15/20	100	110,219
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.875%	11/01/24	140	140,000
LKQ Corp.,
Gtd. Notes
4.750%	05/15/23	261	259,695
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/21	135	139,856
3.550%	01/15/26	75	76,226
3.800%	03/01/45	340	319,299
4.070%	12/15/42	108	106,020
6.150%	09/01/36	220	277,430
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.375%	09/15/45	120	124,341
5.500%	10/15/35	100	118,371
LPL Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/15/25	77	77,770
LSB Industries, Inc.,
Sr. Sec’d. Notes
8.500%	08/01/19(a)	362	351,140
LTF Merger Sub, Inc.,
Gtd. Notes, 144A
8.500%	06/15/23(a)	335	355,100
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44	125	129,487
Macy’s Retail Holdings, Inc.,
Gtd. Notes
4.300%	02/15/43	145	116,036
7.450%	07/15/17	195	198,409

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21	200	$211,024
4.250%	09/15/46	45	42,151
5.000%	03/01/26	100	110,081
5.150%	10/15/43	72	75,527
6.400%	07/15/18	300	316,439
Mallinckrodt International Finance SA,
Gtd. Notes
3.500%	04/15/18	14	13,983
4.750%	04/15/23	130	110,175
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
5.500%	04/15/25	70	64,400
5.625%	10/15/23(a)	497	473,393
5.750%	08/01/22	82	80,811
Marathon Oil Corp.,
Sr. Unsec’d. Notes
6.800%	03/15/32	80	91,419
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/44	85	76,873
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.500%	06/03/24	100	102,042
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
Gtd. Notes
7.250%	02/15/21	50	50,500
Masco Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/21	150	152,642
Masonite International Corp.,
Gtd. Notes, 144A
5.625%	03/15/23	95	96,947
MassMutual Global Funding II,
Sec’d. Notes, 144A
2.000%	04/15/21	200	195,657
Sr. Sec’d. Notes, 144A
2.500%	10/17/22	384	376,758
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23	121	119,488
Match Group, Inc.,
Sr. Unsec’d. Notes
6.375%	06/01/24	25	27,047
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN, RegS
3.700%	02/15/42	135	121,335
4.700%	12/09/35	110	115,264
Medco Health Solutions, Inc.,
Gtd. Notes
4.125%	09/15/20	330	345,628
Mediacom Broadband LLC/Mediacom Broadband Corp.,
Sr. Unsec’d. Notes
6.375%	04/01/23	107	112,083
Medtronic Global Holdings SCA,
Gtd. Notes
3.350%	04/01/27	265	266,884

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Medtronic, Inc.,
Gtd. Notes
4.375%	03/15/35	390	$408,843
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.800%	05/18/23	125	125,511
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66	140	153,650
Sr. Unsec’d. Notes
4.125%	08/13/42	135	131,435
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
3.875%	04/11/22	560	591,460
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.,
Gtd. Notes, REIT
5.625%	05/01/24	245	258,475
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	401	388,970
6.000%	03/15/23	1,980	2,138,400
6.625%	12/15/21	95	105,094
7.750%	03/15/22(a)	595	686,481
Micron Technology, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	09/15/23	323	360,549
Sr. Unsec’d. Notes, 144A
5.250%	08/01/23	312	319,800
5.250%	01/15/24	780	801,208
5.625%	01/15/26	26	27,365
Microsemi Corp.,
Gtd. Notes, 144A
9.125%	04/15/23	218	250,428
Microsoft Corp.,
Sr. Unsec’d. Notes
2.375%	02/12/22	85	85,230
2.400%	08/08/26	735	695,435
2.875%	02/06/24	58	58,373
3.700%	08/08/46	255	239,371
4.100%	02/06/37	460	474,743
4.200%	11/03/35	300	314,525
MMC Energy, Inc., Escrow Shares,
First Lien^(i)
8.875%	10/15/20	60	—
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
3.880%	10/24/21	92	90,505
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
2.000%	10/28/21	350	336,771
Morgan Stanley,
Jr. Sub. Notes
5.450%(c)	07/29/49	545	554,865
Sr. Unsec’d. Notes
2.210%(c)	01/20/22	280	282,746
4.375%	01/22/47	275	275,199
Sr. Unsec’d. Notes, GMTN
3.875%	01/27/26	710	719,443

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.500%	01/26/20	250	$271,241
5.500%	07/28/21	450	499,028
7.300%	05/13/19	600	663,249
Sr. Unsec’d. Notes, MTN, RegS
2.625%	11/17/21(a)	650	645,717
Sub. Notes, MTN
3.950%	04/23/27(a)	285	282,261
5.000%	11/24/25	350	375,824
Sub. Notes, MTN, RegS
4.100%	05/22/23	260	268,526
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23	88	91,178
5.450%	11/15/33(a)	281	294,771
MPG Holdco I, Inc.,
Gtd. Notes
7.375%	10/15/22	178	193,130
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24(a)	397	426,825
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27(a)	230	229,003
4.875%	12/01/24	890	936,224
4.875%	06/01/25	95	99,511
5.200%	03/01/47	45	45,282
5.500%	02/15/23	200	206,200
MSCI, Inc.,
Gtd. Notes, 144A
5.250%	11/15/24	100	105,250
Mylan, Inc.,
Gtd. Notes
2.600%	06/24/18	290	292,202
Gtd. Notes, 144A
3.125%	01/15/23	605	586,912
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21	385	388,369
5.000%	09/15/20	50	51,719
Gtd. Notes, 144A
5.500%	01/15/23	268	273,528
National City Corp.,
Sub. Notes
6.875%	05/15/19	125	137,285
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
2.700%	02/15/23	215	213,005
Sr. Sec’d. Notes
2.950%	02/07/24	370	370,767
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	07/01/21	140	141,750
7.875%	10/01/20	104	107,835
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
8.250%	12/01/31	150	210,954
9.375%	08/15/39	100	160,249

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Nature’s Bounty Co. (The),
Sr. Unsec’d. Notes, 144A
7.625%	05/15/21(a)	221	$232,603
Navistar International Corp.,
Gtd. Notes
8.250%	11/01/21(a)	277	276,997
NBCUniversal Media LLC,
Gtd. Notes
4.375%	04/01/21	100	107,400
6.400%	04/30/40	103	131,464
NCI Building Systems, Inc.,
Gtd. Notes, 144A
8.250%	01/15/23	85	92,225
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
4.750%	12/15/21	161	163,415
NCR Corp.,
Gtd. Notes
5.000%	07/15/22	15	15,225
6.375%	12/15/23	20	21,050
Neiman Marcus Group Ltd. LLC,
Gtd. Notes, 144A
8.000%	10/15/21	325	195,689
Gtd. Notes, PIK, 144A
8.750%	10/15/21	220	123,750
Netflix, Inc.,
Gtd. Notes, 144A
4.375%	11/15/26	50	49,125
Sr. Unsec’d. Notes
5.500%	02/15/22	25	26,563
5.750%	03/01/24	100	106,870
5.875%	02/15/25	50	53,750
Nevada Power Co.,
General Ref. Mortgage
6.650%	04/01/36	100	131,949
7.125%	03/15/19	100	110,235
New Albertsons, Inc.,
Sr. Unsec’d. Notes
7.750%	06/15/26	10	9,775
8.000%	05/01/31	180	173,699
8.700%	05/01/30	78	77,219
Sr. Unsec’d. Notes, MTN
6.625%	06/01/28	30	26,849
New Home Co., Inc. (The),
Sr. Unsec’d. Notes, 144A
7.250%	04/01/22	139	140,043
New York Life Global Funding,
Sr. Sec’d. Notes, MTN, 144A
2.000%	04/13/21	150	147,642
New York State Electric & Gas Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	12/01/26	165	164,139
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.625%	07/01/24	55	57,956
5.750%	01/30/22	291	308,824
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24	100	101,500

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
6.125%	02/15/22(a)	185	$192,400
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
3.625%	06/15/23	150	152,279
NFP Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	07/15/21	89	94,060
NGL Energy Partners LP/NGL Energy Finance Corp.,
Gtd. Notes
6.875%	10/15/21	36	36,630
Gtd. Notes, 144A
6.125%	03/01/25	93	90,210
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
9.625%	06/01/19	50	51,750
Nielsen Co. Luxembourg Sarl (The),
Gtd. Notes, 144A
5.000%	02/01/25	100	99,625
5.500%	10/01/21	75	77,906
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	805	823,113
NiSource Finance Corp.,
Gtd. Notes
4.800%	02/15/44	110	115,631
5.650%	02/01/45	184	215,214
6.250%	12/15/40	135	164,093
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44	145	148,275
5.625%	05/01/21	59	60,785
Nordstrom, Inc.,
Sr. Unsec’d. Notes
4.000%	10/15/21	100	104,095
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
6.000%	03/15/05	100	116,746
Northrop Grumman Systems Corp.,
Gtd. Notes
7.750%	02/15/31	175	247,033
Northwest Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.027%	05/01/21	183	202,039
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26	230	234,888
6.250%	08/15/24(a)	260	271,050
NRG Energy, Inc.,
Gtd. Notes
6.250%	07/15/22	150	153,375
6.250%	05/01/24	400	398,750
7.875%	05/15/21	36	36,990
Gtd. Notes, 144A
6.625%	01/15/27	430	428,925
NRG Yield Operating LLC,
Gtd. Notes
5.375%	08/15/24	150	152,250
Gtd. Notes, 144A
5.000%	09/15/26	35	34,038

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Nuance Communications, Inc.,
Gtd. Notes, 144A
5.375%	08/15/20	60	$61,014
Nucor Corp.,
Sr. Unsec’d. Notes
4.000%	08/01/23	90	95,141
5.200%	08/01/43	86	97,741
5.850%	06/01/18	50	52,335
6.400%	12/01/37	80	101,711
NuStar Logistics LP,
Gtd. Notes
4.800%	09/01/20	53	53,631
6.750%	02/01/21	47	49,820
Oasis Petroleum, Inc.,
Gtd. Notes
6.500%	11/01/21	353	353,883
6.875%	03/15/22(a)	200	205,000
6.875%	01/15/23(a)	390	396,825
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	02/15/23	200	197,646
Ohio Power Co.,
Sr. Unsec’d. Notes
5.375%	10/01/21	140	155,908
6.600%	03/01/33	75	93,131
Olin Corp.,
Sr. Unsec’d. Notes
5.125%	09/15/27	103	104,741
ONEOK Partners LP,
Gtd. Notes
4.900%	03/15/25	180	190,539
6.125%	02/01/41	305	337,238
6.650%	10/01/36	50	58,196
ONEOK, Inc.,
Sr. Unsec’d. Notes
4.250%	02/01/22	82	83,640
7.500%	09/01/23	17	19,850
Oracle Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/23	535	520,774
2.650%	07/15/26(a)	340	323,751
3.850%	07/15/36	55	53,739
3.900%	05/15/35	200	197,502
4.000%	07/15/46	320	305,286
4.300%	07/08/34	353	366,403
Orbital ATK, Inc.,
Gtd. Notes
5.250%	10/01/21	10	10,338
Oshkosh Corp.,
Gtd. Notes
5.375%	03/01/22	100	103,875
5.375%	03/01/25	199	205,468
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.625%	02/15/24	234	244,530
5.875%	03/15/25	46	48,185
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
5.000%	01/15/22	100	102,875

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.375%	01/15/25	100	$101,500
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
2.950%	03/01/26	475	463,131
4.600%	06/15/43	50	53,429
6.050%	03/01/34	260	325,498
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39	100	155,442
Parker Drilling Co.,
Gtd. Notes
6.750%	07/15/22	205	181,938
7.500%	08/01/20	21	19,635
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	03/01/27	145	144,094
4.100%	03/01/47	120	120,720
Party City Holdings, Inc.,
Gtd. Notes, 144A
6.125%	08/15/23(a)	150	151,875
Pattern Energy Group, Inc.,
Gtd. Notes, 144A
5.875%	02/01/24	79	79,988
PBF Holding Co. LLC/PBF Finance Corp.,
Sr. Sec’d. Notes
7.000%	11/15/23	79	79,198
PBF Logistics LP/PBF Logistics Finance Corp.,
Gtd. Notes
6.875%	05/15/23	48	48,600
Peabody Securities Finance Corp.,
Sr. Sec’d. Notes, 144A
6.000%	03/31/22	28	27,843
PECO Energy Co.,
First Mortgage
2.375%	09/15/22	150	147,892
Penn VA Corp. Escrow,
Sr. Unsec’d. Notes^(i)
0.000%	12/31/49	48	720
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26	117	114,660
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.875%	07/17/18	40	40,508
4.200%	04/01/27	265	269,815
Pepco Holdings LLC,
Sr. Unsec’d. Notes
7.450%	08/15/32	100	125,741
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.450%	10/06/46	275	248,812
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	06/01/24	220	224,950
PetSmart, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23(a)	1,200	1,140,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Pfizer, Inc.,
Sr. Unsec’d. Notes
4.000%	12/15/36	220	$222,117
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.000%	02/21/20	440	438,902
2.125%	05/10/23	640	610,344
3.250%	11/10/24	150	150,780
Phillips 66,
Gtd. Notes
4.875%	11/15/44	325	326,382
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
4.900%	10/01/46	110	104,732
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.640%	11/01/46	90	80,476
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25	106	106,795
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	150	145,195
5.750%	01/15/20	415	448,668
Plantronics, Inc.,
Gtd. Notes, 144A
5.500%	05/31/23	200	201,750
PNC Bank NA,
Sub. Notes
2.700%	11/01/22	765	758,514
PolyOne Corp.,
Sr. Unsec’d. Notes
5.250%	03/15/23	234	235,755
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26	164	157,030
5.500%	03/01/25	81	81,405
5.750%	03/01/27	74	73,815
7.750%	03/15/24	631	695,810
8.000%	07/15/25	49	55,003
Potomac Electric Power Co.,
First Mortgage
7.900%	12/15/38	75	110,791
PPL Capital Funding, Inc.,
Gtd. Notes
3.400%	06/01/23	50	50,492
3.500%	12/01/22	580	593,182
5.000%	03/15/44	190	200,917
Prestige Brands, Inc.,
Gtd. Notes, 144A
5.375%	12/15/21	50	51,125
6.375%	03/01/24	35	36,750
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23	525	575,531
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31	100	131,699

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Prologis LP,
Gtd. Notes
3.750%	11/01/25	100	$102,191
4.250%	08/15/23	80	85,028
PSEG Power LLC,
Gtd. Notes
4.150%	09/15/21	100	104,905
4.300%	11/15/23	74	77,323
Public Service Co. of Colorado,
First Mortgage
2.250%	09/15/22	31	30,387
Public Service Co. of New Hampshire,
First Mortgage
3.500%	11/01/23	50	51,487
Public Service Electric & Gas Co.,
Sec’d. Notes, MTN, RegS
3.650%	09/01/42	56	53,344
Puget Sound Energy, Inc.,
Jr. Sub. Notes
6.974%(c)	06/01/67	285	256,856
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	114	111,764
5.375%	10/01/22	308	303,380
Qorvo, Inc.,
Gtd. Notes
6.750%	12/01/23	100	108,500
Quad/Graphics, Inc.,
Gtd. Notes
7.000%	05/01/22	50	50,000
Quest Diagnostics, Inc.,
Gtd. Notes
4.750%	01/30/20	180	192,502
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.750%	05/01/25	282	277,065
Quintiles IMS, Inc.,
Gtd. Notes, 144A
4.875%	05/15/23	45	45,619
5.000%	10/15/26	200	200,750
Qwest Capital Funding, Inc.,
Gtd. Notes
6.875%	07/15/28	25	23,719
7.750%	02/15/31	80	75,000
Qwest Corp.,
Sr. Unsec’d. Notes
7.250%	09/15/25	40	43,721
Rackspace Hosting, Inc.,
Gtd. Notes, 144A
8.625%	11/15/24(a)	424	446,769
Radian Group, Inc.,
Sr. Unsec’d. Notes
7.000%	03/15/21	56	61,950
Radio Systems Corp.,
Sec’d. Notes, 144A
8.375%	11/01/19	150	156,000
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	320	306,400

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Gtd. Notes, 144A
5.000%	03/15/23	125	$123,125
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
5.250%	12/01/21	300	312,000
Regal Entertainment Group,
Sr. Unsec’d. Notes
5.750%	03/15/22	435	454,031
5.750%	06/15/23	100	103,750
5.750%	02/01/25	20	20,650
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.500%	04/15/23	250	259,688
Republic Services, Inc.,
Sr. Unsec’d. Notes
5.500%	09/15/19	330	357,043
Retail Properties of America, Inc.,
Sr. Unsec’d. Notes, REIT
4.000%	03/15/25	330	314,758
Revlon Consumer Products Corp.,
Gtd. Notes
5.750%	02/15/21	147	146,816
6.250%	08/01/24	24	23,940
Reynolds American, Inc.,
Gtd. Notes
4.450%	06/12/25	670	705,247
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, REIT
5.000%	04/15/23	425	431,375
Rice Energy, Inc.,
Gtd. Notes
7.250%	05/01/23(a)	163	173,595
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23(a)	540	535,275
Riverbed Technology, Inc.,
Gtd. Notes, 144A
8.875%	03/01/23	410	419,225
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
5.625%	04/15/20	57	59,993
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
2.800%	03/15/22	215	215,292
3.200%	03/15/24	150	149,829
3.500%	03/15/27	90	90,026
4.350%	04/15/47	50	49,933
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
3.800%	12/15/26	140	140,614
Rose Rock Midstream LP/Rose Rock Finance Corp.,
Gtd. Notes
5.625%	07/15/22	21	20,751
5.625%	11/15/23	84	82,320
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
7.500%	10/15/27	9	11,385

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
RSI Home Products, Inc.,
Sec’d. Notes, 144A
6.500%	03/15/23	445	$458,350
RSP Permian, Inc.,
Gtd. Notes
6.625%	10/01/22	282	296,805
Gtd. Notes, 144A
5.250%	01/15/25	45	45,338
Ruby Tuesday, Inc.,
Gtd. Notes
7.625%	05/15/20	26	25,220
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	04/15/23(a)	1,250	1,356,128
5.625%	03/01/25	140	151,780
5.750%	05/15/24	260	283,348
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	11/15/23(a)	225	230,063
5.375%	04/15/23	490	501,025
Safeway, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/19	4	4,065
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.500%	11/01/23	175	176,094
5.625%	12/01/25	40	39,950
5.750%	06/01/22	200	205,750
San Diego Gas & Electric Co.,
First Mortgage
6.125%	09/15/37	50	63,988
SBA Communications Corp.,
Sr. Unsec’d. Notes, REIT, 144A
4.875%	09/01/24	235	232,016
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	12/21/25	123	128,188
Schlumberger Investment SA,
Gtd. Notes
3.650%	12/01/23	98	102,220
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22	180	191,925
Sr. Sec’d. Notes, 144A
7.000%	01/01/22	660	704,550
Scotts Miracle-Gro Co. (The),
Gtd. Notes
6.000%	10/15/23	470	499,375
Gtd. Notes, 144A
5.250%	12/15/26	48	48,600
Sealed Air Corp.,
Gtd. Notes, 144A
5.125%	12/01/24	282	292,928
5.250%	04/01/23	87	91,350
Select Income REIT,
Sr. Unsec’d. Notes, REIT
2.850%	02/01/18	470	472,992

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21	110	$111,650
Sempra Energy,
Sr. Unsec’d. Notes
2.875%	10/01/22(a)	153	152,404
Senior Housing Properties Trust,
Sr. Unsec’d. Notes, REIT
3.250%	05/01/19	629	631,828
6.750%	04/15/20	1,503	1,630,800
6.750%	12/15/21	27	30,036
Sensata Technologies BV,
Gtd. Notes, 144A
4.875%	10/15/23	304	304,568
5.000%	10/01/25	42	42,315
5.625%	11/01/24	222	231,435
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26	400	424,000
Service Corp. International,
Sr. Unsec’d. Notes
5.375%	01/15/22	300	309,750
5.375%	05/15/24	150	156,053
7.500%	04/01/27	300	348,750
SESI LLC,
Gtd. Notes
7.125%	12/15/21	224	226,800
Shingle Springs Tribal Gaming Authority,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/21	60	64,350
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	220	213,471
Sierra Pacific Power Co.,
General Ref. Mortgage
2.600%	05/01/26	190	182,084
Sinclair Television Group, Inc.,
Gtd. Notes
5.375%	04/01/21	370	378,325
6.125%	10/01/22	85	88,931
Gtd. Notes, 144A
5.125%	02/15/27	75	72,375
5.625%	08/01/24	358	362,475
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	05/15/23	75	76,688
5.375%	04/15/25	145	148,408
5.750%	08/01/21	45	46,755
6.000%	07/15/24	1,405	1,505,106
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24	330	326,700
SL Green Realty Corp.,
Gtd. Notes, REIT
4.500%	12/01/22	35	35,773
SM Energy Co.,
Sr. Unsec’d. Notes
5.625%	06/01/25(a)	411	393,327
6.500%	11/15/21	125	128,125

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
6.750%	09/15/26	170	$171,381
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24(a)	205	234,213
Sonic Automotive, Inc.,
Gtd. Notes, 144A
6.125%	03/15/27	32	32,040
Southern California Edison Co.,
First Mortgage
3.600%	02/01/45	120	113,356
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.500%	09/15/21	180	185,582
4.400%	06/01/43	83	81,632
5.250%	08/15/19	150	159,804
5.875%	03/15/41	100	117,048
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32	142	189,395
Southern Power Co.,
Sr. Unsec’d. Notes
4.950%	12/15/46	160	158,205
5.250%	07/15/43	15	15,411
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes
3.900%	04/01/45	60	56,646
Southwestern Energy Co.,
Sr. Unsec’d. Notes
4.100%	03/15/22(a)	250	233,750
6.700%	01/23/25	215	211,775
Spectra Energy Capital LLC,
Gtd. Notes
3.300%	03/15/23	50	49,411
8.000%	10/01/19	260	293,669
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
2.950%	09/25/18	46	46,608
3.375%	10/15/26	110	104,711
4.500%	03/15/45	70	65,396
5.950%	09/25/43	38	42,525
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	34	35,955
6.125%	12/15/24	797	842,828
Springleaf Finance Corp.,
Gtd. Notes
7.750%	10/01/21	9	9,585
8.250%	12/15/20	129	140,933
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28(a)	977	1,031,956
8.750%	03/15/32	1,109	1,333,573
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20	349	380,410
9.000%	11/15/18	48	52,260
Sr. Unsec’d. Notes
8.375%	08/15/17	36	36,792

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	148	$157,990
7.250%	09/15/21	100	107,950
7.625%	02/15/25(a)	1,751	1,912,968
7.875%	09/15/23	2,740	3,034,550
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Asset Backed, 144A
3.360%	03/20/23	200	199,500
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.625%	08/15/24	325	327,844
SS&C Technologies Holdings, Inc.,
Gtd. Notes
5.875%	07/15/23	32	33,860
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	02/15/23	33	33,743
6.000%	10/15/25	154	159,005
State Street Corp.,
Sr. Sub. Notes
3.100%	05/15/23	96	96,696
Steel Dynamics, Inc.,
Gtd. Notes
5.250%	04/15/23	165	171,188
5.500%	10/01/24	70	73,150
Gtd. Notes, 144A
5.000%	12/15/26	45	45,563
Sterigenics-Nordion Holdings LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/23	103	105,318
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes
6.125%	07/15/23	283	288,660
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes
5.500%	08/15/22	62	62,000
5.750%	04/15/25	92	91,540
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.650%	02/15/22	150	159,291
5.300%	04/01/44	215	208,699
5.350%	05/15/45	80	78,044
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
5.500%	08/01/20	165	166,650
6.250%	04/15/21	75	76,500
SunTrust Bank,
Sub. Notes
3.300%	05/15/26	210	203,904
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.500%	05/01/19	65	65,676
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/21	258	256,710
7.750%	11/15/22(a)	485	475,906

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Symantec Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25	110	$112,797
Sysco Corp.,
Gtd. Notes
2.500%	07/15/21	65	64,783
Talen Energy Supply LLC,
Gtd. Notes
6.500%	06/01/25(a)	125	105,938
Sr. Unsec’d. Notes, 144A
4.625%	07/15/19	25	25,563
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24	95	95,475
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23	233	227,758
5.250%	05/01/23	125	127,813
6.750%	03/15/24	230	249,550
Gtd. Notes, 144A
5.125%	02/01/25	185	190,550
Target Corp.,
Sr. Unsec’d. Notes
3.625%	04/15/46	140	126,358
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28	200	261,297
Team Health Holdings, Inc.,
Gtd. Notes, 144A
6.375%	02/01/25(a)	163	159,740
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20	100	106,748
TEGNA, Inc.,
Gtd. Notes
6.375%	10/15/23	75	79,313
Gtd. Notes, 144A
5.500%	09/15/24(a)	275	281,531
Teleflex, Inc.,
Gtd. Notes
5.250%	06/15/24	25	25,500
Tempur Sealy International, Inc.,
Gtd. Notes
5.625%	10/15/23(a)	588	590,940
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
7.500%	01/01/22	40	43,200
Sr. Sec’d. Notes
4.375%	10/01/21	132	132,000
4.500%	04/01/21(a)	1,113	1,113,000
6.000%	10/01/20	63	66,623
6.250%	11/01/18	30	31,481
Sr. Unsec’d. Notes
6.750%	02/01/20	22	22,330
6.750%	06/15/23(a)	1,530	1,503,225
8.000%	08/01/20(a)	424	430,890
8.125%	04/01/22	1,000	1,043,750

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Tenneco, Inc.,
Gtd. Notes
5.375%	12/15/24	68	$69,827
Terex Corp.,
Gtd. Notes
6.500%	04/01/20	150	152,438
Gtd. Notes, 144A
5.625%	02/01/25	193	195,895
Terraform Global Operating LLC,
Gtd. Notes, 144A
9.750%	08/15/22	213	238,826
TerraForm Power Operating LLC,
Gtd. Notes, 144A
6.375%	02/01/23	48	49,860
6.625%	06/15/25	75	80,063
Tesoro Corp.,
Gtd. Notes
5.125%	04/01/24	30	31,200
Gtd. Notes, 144A
4.750%	12/15/23	79	81,535
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
5.250%	01/15/25	90	94,050
5.875%	10/01/20	520	534,300
6.125%	10/15/21	460	481,275
6.250%	10/15/22	150	158,438
6.375%	05/01/24	120	129,900
Texas Competitive Electric Holdings Co. LLC, Escrow Shares,
Notes^
0.000%	10/10/17	725	1,073
0.000%	10/31/17	165	244
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22	185	179,097
Texas Gas Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.500%	02/01/21	295	307,808
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.950%	09/19/26(a)	485	461,778
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
3.950%	09/30/21	405	422,532
5.850%	04/15/40	100	111,589
TI Group Automotive Systems LLC,
Gtd. Notes, 144A
8.750%	07/15/23	415	440,244
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.125%	02/15/21	300	312,100
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	07/15/33	140	186,805
Time Warner, Inc.,
Gtd. Notes
3.550%	06/01/24	300	300,482
3.800%	02/15/27	375	370,911
4.750%	03/29/21	100	107,348

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Time, Inc.,
Gtd. Notes, 144A
5.750%	04/15/22	285	$296,400
Titan International, Inc.,
Sr. Sec’d. Notes
6.875%	10/01/20	79	81,568
T-Mobile USA, Inc.,
Gtd. Notes
5.125%	04/15/25	94	97,290
5.375%	04/15/27	65	67,113
6.000%	04/15/24	72	76,770
6.375%	03/01/25	1,018	1,096,895
6.500%	01/15/24(a)	250	270,000
6.500%	01/15/26	525	574,875
6.625%	04/01/23	8	8,537
6.633%	04/28/21	149	153,992
6.731%	04/28/22	1,285	1,329,461
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	11/15/25	40	40,300
5.625%	01/15/24	35	36,925
Tops Holding LLC/Tops Markets II Corp.,
Sr. Sec’d. Notes, 144A
8.000%	06/15/22	68	55,760
Tosco Corp.,
Gtd. Notes
7.800%	01/01/27	100	131,163
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	535	548,003
TransDigm, Inc.,
Gtd. Notes
5.500%	10/15/20	85	85,425
6.000%	07/15/22	58	58,760
6.375%	06/15/26	42	42,025
6.500%	07/15/24(a)	680	689,350
6.500%	05/15/25	275	277,406
Gtd. Notes, 144A
6.500%	05/15/25	78	78,683
Transocean Proteus Ltd.,
Sr. Sec’d. Notes, 144A
6.250%	12/01/24	182	187,915
Transocean, Inc.,
Gtd. Notes
5.550%	10/15/22	67	63,022
6.800%	03/15/38(a)	273	224,543
7.500%	04/15/31	17	15,300
9.100%	12/15/41	54	51,570
Gtd. Notes, 144A
9.000%	07/15/23(a)	447	477,173
TreeHouse Foods, Inc.,
Gtd. Notes, 144A
6.000%	02/15/24	265	277,588
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	05/01/22	200	210,750
Triumph Group, Inc.,
Gtd. Notes
4.875%	04/01/21(a)	390	376,350

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.250%	06/01/22	105	$100,800
Tutor Perini Corp.,
Gtd. Notes
7.625%	11/01/18(a)	66	66,083
Tyson Foods, Inc.,
Gtd. Notes
4.875%	08/15/34	220	225,014
U.S. Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24	91	94,185
UCI International LLC,
Gtd. Notes(g)(i)
8.625%	02/15/19	200	46,000
UDR, Inc.,
Gtd. Notes, REIT, MTN, RegS
2.950%	09/01/26	300	280,098
Unifrax I LLC/Unifrax Holding Co.,
Gtd. Notes, 144A
7.500%	02/15/19	146	144,905
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.000%	04/15/27	445	440,023
4.000%	04/15/47	155	152,960
Unit Corp.,
Gtd. Notes
6.625%	05/15/21	123	121,155
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27	88	91,343
United Airlines 2016-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.450%	01/07/30	295	289,100
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30	60	59,025
United Continental Holdings, Inc.,
Gtd. Notes
5.000%	02/01/24	174	173,348
United Rentals North America, Inc.,
Gtd. Notes
5.500%	05/15/27	40	40,400
5.750%	11/15/24(a)	565	589,013
5.875%	09/15/26	40	41,700
6.125%	06/15/23	480	501,600
7.625%	04/15/22	166	172,848
United States Steel Corp.,
Sr. Sec’d. Notes, 144A
8.375%	07/01/21	88	97,680
United Technologies Corp.,
Sr. Unsec’d. Notes
3.750%	11/01/46	180	168,996
4.150%	05/15/45	30	30,068
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.125%	03/15/21	135	133,991
2.750%	02/15/23	29	28,927
2.875%	03/15/22	55	56,104
3.950%	10/15/42	130	126,395
4.625%	07/15/35	460	501,507

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
4.700%	02/15/21	95	$102,920
5.800%	03/15/36	100	123,344
Uniti Group, Inc./CSL Capital LLC,
Gtd. Notes, REIT
8.250%	10/15/23	695	733,225
Sr. Sec’d. Notes, REIT, 144A
6.000%	04/15/23	382	396,325
Univar USA, Inc.,
Gtd. Notes, 144A
6.750%	07/15/23	60	62,250
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	135	133,313
5.125%	02/15/25	296	291,190
6.750%	09/15/22	48	50,352
US Airways 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.375%	05/15/23	144	150,632
US Bancorp,
Jr. Sub. Notes
5.300%(c)	04/15/66	315	320,906
US Foods, Inc.,
Gtd. Notes, 144A
5.875%	06/15/24	45	46,688
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.625%	12/01/21	45	36,225
5.875%	05/15/23	2,325	1,804,781
6.125%	04/15/25(a)	1,028	791,560
6.375%	10/15/20(a)	410	371,050
6.750%	08/15/18	26	26,033
6.750%	08/15/21	113	97,463
7.000%	10/01/20	61	55,510
7.250%	07/15/22(a)	786	670,065
7.500%	07/15/21	608	532,760
Sr. Sec’d. Notes, 144A
6.500%	03/15/22	59	60,696
7.000%	03/15/24	491	503,889
Valero Energy Corp.,
Gtd. Notes
7.500%	04/15/32	30	38,131
Valvoline, Inc.,
Gtd. Notes, 144A
5.500%	07/15/24	10	10,500
Ventas Realty LP,
Gtd. Notes, REIT
3.850%	04/01/27	275	272,847
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes, REIT
4.250%	03/01/22	270	284,339
VEREIT Operating Partnership LP,
Gtd. Notes, REIT
4.600%	02/06/24	399	410,970
VeriSign, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25	13	13,471
Veritas US, Inc./Veritas Bermuda Ltd.,
Sr. Sec’d. Notes, 144A
7.500%	02/01/23	200	211,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.450%	03/15/21	132	$135,579
4.125%	03/16/27	420	427,115
4.125%	08/15/46	450	388,288
4.272%	01/15/36	835	773,216
4.400%	11/01/34	283	267,801
4.522%	09/15/48	71	64,324
4.672%	03/15/55	66	58,938
5.012%	08/21/54	55	52,177
5.050%	03/15/34	725	737,246
Sr. Unsec’d. Notes, 144A
2.946%	03/15/22	895	891,437
5.012%	04/15/49	305	296,199
Versum Materials, Inc.,
Gtd. Notes, 144A
5.500%	09/30/24	100	103,375
Vertiv Group Corp.,
Sr. Unsec’d. Notes, 144A
9.250%	10/15/24	492	526,440
Viacom, Inc.,
Jr. Sub. Notes
5.875%(c)	02/28/57	50	51,000
6.250%(c)	02/28/57	35	35,280
Sr. Unsec’d. Notes
3.250%	03/15/23	96	93,618
3.875%	04/01/24	150	150,341
4.375%	03/15/43	200	173,354
Videotron Ltd.,
Sr. Unsec’d. Notes
5.125%^	04/15/27	37	37,000
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.950%	01/15/22	325	331,106
Visa, Inc.,
Sr. Unsec’d. Notes
3.150%	12/14/25	320	321,106
Vista Outdoor, Inc.,
Gtd. Notes
5.875%	10/01/23(a)	550	534,875
Voya Financial, Inc.,
Gtd. Notes
3.650%	06/15/26	232	228,561
Walgreen Co.,
Gtd. Notes
4.400%	09/15/42	100	96,324
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
3.100%	06/01/23	69	68,905
3.800%	11/18/24	260	264,797
4.500%	11/18/34	127	126,811
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
4.000%	04/11/43	445	444,991
Waste Management, Inc.,
Gtd. Notes
2.900%	09/15/22	54	54,930

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Weatherford International LLC,
Gtd. Notes
6.800%	06/15/37	12	$11,550
Weatherford International Ltd.,
Gtd. Notes
4.500%	04/15/22	52	49,790
5.950%	04/15/42	33	28,710
6.500%	08/01/36	122	115,290
6.750%	09/15/40	18	17,100
7.000%	03/15/38	136	131,240
7.750%	06/15/21	16	17,240
8.250%	06/15/23	54	58,725
Gtd. Notes, 144A
9.875%	02/15/24(a)	239	276,643
Wells Fargo & Co.,
Jr. Sub. Notes
5.900%(c)	12/29/49	340	354,994
Sr. Unsec’d. Notes
3.000%	10/23/26	330	315,959
3.069%	01/24/23	350	352,129
Sr. Unsec’d. Notes, MTN, RegS
2.550%	12/07/20	89	89,451
3.300%	09/09/24	200	200,307
Sub. Notes
5.375%	11/02/43	150	167,042
Sub. Notes, GMTN
4.900%	11/17/45	105	109,476
Sub. Notes, MTN
3.450%	02/13/23	475	479,336
Sub. Notes, MTN, RegS
4.100%	06/03/26	724	739,196
4.400%	06/14/46	210	203,380
4.750%	12/07/46	255	260,513
Welltower, Inc.,
Sr. Unsec’d. Notes, REIT
4.000%	06/01/25	100	101,359
4.500%	01/15/24	227	238,844
WESCO Distribution, Inc.,
Gtd. Notes
5.375%	06/15/24	110	112,750
West Corp.,
Gtd. Notes, 144A
5.375%	07/15/22	220	216,150
Sr. Sec’d. Notes, 144A
4.750%	07/15/21	30	30,525
Western Digital Corp.,
Gtd. Notes
10.500%	04/01/24	910	1,072,663
Sr. Sec’d. Notes, 144A
7.375%	04/01/23	574	629,248
Western Gas Partners LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	160	158,388
4.650%	07/01/26	140	144,188
5.375%	06/01/21	121	130,034
5.450%	04/01/44	70	71,908
Western Refining Logistics LP/WNRL Finance Corp.,
Gtd. Notes
7.500%	02/15/23	46	49,450

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Weyerhaeuser Co.,
Sr. Unsec’d. Notes, REIT
7.375%	03/15/32	120	$157,791
Whiting Petroleum Corp.,
Gtd. Notes
5.000%	03/15/19(a)	390	389,025
5.750%	03/15/21(a)	649	642,510
6.250%	04/01/23(a)	262	260,690
WildHorse Resource Development Corp.,
Gtd. Notes, 144A
6.875%	02/01/25	145	138,475
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23	95	93,338
5.750%	06/24/44	90	90,450
7.500%	01/15/31	7	8,155
7.750%	06/15/31	49	57,575
Windstream Services LLC,
Gtd. Notes
6.375%	08/01/23	310	275,125
7.500%	06/01/22(a)	765	745,875
7.500%	04/01/23	197	185,180
7.750%	10/01/21(a)	635	625,475
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
3.650%	12/15/42	44	40,844
WMG Acquisition Corp.,
Gtd. Notes, 144A
6.750%	04/15/22	79	83,049
Sr. Sec’d. Notes, 144A
4.875%	11/01/24	25	25,125
5.000%	08/01/23	160	161,600
5.625%	04/15/22	33	34,155
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24	131	126,743
6.000%	01/15/22(a)	422	429,385
7.500%	08/01/20	150	159,000
8.250%	08/01/23	25	27,813
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes
5.375%	03/15/22	45	46,069
Gtd. Notes, 144A
5.500%	03/01/25(a)	820	833,325
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.700%	05/15/20	625	663,936
6.500%	07/01/36	140	176,720
Xilinx, Inc.,
Sr. Unsec’d. Notes
2.625%	06/15/17	237	476,666
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.125%	09/01/23	55	57,200
6.500%	06/15/22	680	714,000
Xylem, Inc.,
Sr. Unsec’d. Notes
4.375%	11/01/46	70	69,332

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.000%	04/01/23(a)	790	$834,438
6.375%	05/15/25	155	167,302
Gtd. Notes, 144A
5.750%	01/15/27	72	75,946
Zebra Technologies Corp.,
Sr. Unsec’d. Notes
7.250%	10/15/22	671	725,519
Zoetis, Inc.,
Sr. Unsec’d. Notes
1.875%	02/01/18	41	41,023

			346,924,920

Venezuela — 0.0%
Petroleos de Venezuela SA,
Gtd. Notes, RegS
5.375%	04/12/27	185	63,571
6.000%	11/15/26	468	163,847
9.000%	11/17/21	116	55,396
9.750%	05/17/35	100	43,249
12.750%	02/17/22	150	85,499
Sr. Sec’d. Notes, RegS
8.500%	10/27/20	150	112,125

			523,687

TOTAL CORPORATE BONDS (cost $432,244,579)			435,061,695

FOREIGN GOVERNMENT BONDS — 1.5%
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes, RegS
9.500%	11/12/25	200	206,039
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
2.500%(c)	12/31/38	330	207,900
8.280%	12/31/33	456	486,420
Sr. Unsec’d. Notes, RegS
6.875%	04/22/21	650	698,099
7.500%	04/22/26	150	159,449
7.625%	04/22/46	400	406,999
Armenia International Bond (Armenia),
Sr. Unsec’d. Notes, RegS
7.150%	03/26/25	200	214,125
Azerbaijan International Bond (Azerbaijan),
Sr. Unsec’d. Notes, RegS
4.750%	03/18/24	300	301,943
Banque Centrale de Tunisie International Bond (Tunisia),
Sr. Unsec’d. Notes, RegS
5.750%	01/30/25	500	481,375
Belarus International Bond (Belarus),
Sr. Unsec’d. Notes, RegS
8.950%	01/26/18	200	206,199
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, RegS
4.854%	02/06/24	250	263,168
Bolivian Government International Bond (Bolivia),
Sr. Unsec’d. Notes, 144A
4.500%	03/20/28	400	390,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Brazil Notas do Tesouro Nacional (Brazil),
Notes
17.555%	08/15/22	BRL 1,550	$1,524,822
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.875%	01/22/21	100	105,375
6.000%	04/07/26	200	217,400
8.250%	01/20/34	876	1,091,803
Cameroon International Bond (Cameroon),
Sr. Unsec’d. Notes, RegS
9.500%	11/19/25	200	226,555
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.875%	04/25/27	400	398,400
4.500%	01/28/26	200	211,000
7.375%	09/18/37	200	255,200
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes, RegS
4.250%	01/26/23	200	193,249
7.000%	04/04/44	400	402,999
7.158%	03/12/45	200	203,499
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes, RegS
6.375%	03/24/21	200	220,999
6.625%	07/14/20	400	438,999
6.750%	11/05/19	100	108,881
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, RegS
5.500%	01/27/25	250	254,063
5.875%	04/18/24	316	330,615
6.875%	01/29/26	300	328,499
7.450%	04/30/44	1,003	1,103,299
7.500%	05/06/21	330	364,649
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A
9.650%	12/13/26	200	206,999
Sr. Unsec’d. Notes, RegS
7.950%	06/20/24	245	230,299
9.650%	12/13/26	600	620,999
10.750%	03/28/22	300	317,249
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, MTN, 144A
6.125%	01/31/22	200	208,000
8.500%	01/31/47	200	215,000
Sr. Unsec’d. Notes, MTN, RegS
7.500%	01/31/27	200	212,289
Sr. Unsec’d. Notes, RegS
5.875%	06/11/25	400	390,999
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, RegS
5.875%	01/30/25	80	71,471
6.375%	01/18/27	76	68,019
7.625%	02/01/41	400	367,595
7.650%	06/15/35	43	39,974
7.750%	01/24/23	250	254,513
8.250%	04/10/32	210	208,169
Gabon Government International Bond (Gabon),
Bonds, RegS
6.375%	12/12/24	400	386,499

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes, RegS
8.125%	01/18/26		400	$382,999
Honduras Government International Bond (Honduras),
Sr. Unsec’d. Notes, RegS
8.750%	12/16/20		400	453,131
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	02/21/23		140	154,178
5.375%	03/25/24		210	233,717
5.750%	11/22/23		1,360	1,536,800
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, MTN, RegS
4.125%	01/15/25		300	307,661
5.875%	01/15/24		200	226,802
Sr. Unsec’d. Notes, RegS
6.625%	02/17/37		700	860,857
Iraq International Bond (Iraq),
Unsec’d. Notes, RegS
5.800%	01/15/28		950	837,653
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, RegS
5.750%	12/31/32		392	363,611
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
8.000%	03/15/39		400	458,252
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes, RegS
6.125%	01/29/26		200	204,231
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, MTN, RegS
5.125%	07/21/25		600	651,719
6.500%	07/21/45		200	236,963
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes, RegS
6.875%	06/24/24		400	398,047
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes, GMTN
6.375%	03/09/20		220	228,540
Sr. Unsec’d. Notes, GMTN, RegS
5.450%	11/28/19		648	661,090
6.600%	11/27/26		310	313,481
6.650%	02/26/30		850	841,499
Sr. Unsec’d. Notes, MTN, RegS
8.250%	04/12/21		542	599,208
Mexican Bonos (Mexico),
Bonds
6.500%	06/09/22	MXN	17,800	933,161
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23		930	957,900
5.750%	10/12/10		50	49,750
Sr. Unsec’d. Notes, GMTN
3.500%	01/21/21(a)		100	103,700
Sr. Unsec’d. Notes, MTN
5.550%	01/21/45		750	810,000
Mongolia Government International Bond (Mongolia),
Sr. Unsec’d. Notes, MTN, 144A
8.750%	03/09/24		200	217,957

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Namibia International Bonds (Namibia),
Sr. Unsec’d. Notes, RegS
5.500%	11/03/21		200	$212,129
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, 144A
7.875%	02/16/32		400	417,000
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A
6.500%	03/08/47		400	422,000
Sr. Unsec’d. Notes, RegS
4.750%	06/15/26		400	402,999
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes, RegS
7.250%	04/15/19		500	529,729
8.250%	04/15/24		200	221,067
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36		150	189,000
8.875%	09/30/27		163	229,626
9.375%	04/01/29		320	468,800
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes, RegS
5.000%	04/15/26		400	417,499
6.100%	08/11/44		600	643,499
Parpublica - Participacoes Publicas SGPS SA (Portugal),
Sr. Unsec’d. Notes, MTN, RegS
5.250%	09/28/17	EUR	500	552,871
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50		100	119,125
8.750%	11/21/33		152	229,900
Petroleos Mexicanos (Mexico),
Gtd. Notes, 144A
5.375%	03/13/22		100	104,750
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
6.375%	10/23/34		200	265,613
7.750%	01/14/31		500	712,461
9.500%	02/02/30		80	126,406
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, RegS
9.950%	06/09/21		660	750,881
Provincia de Cordoba (Argentina),
Sr. Unsec’d. Notes, RegS
7.125%	06/10/21		150	154,875
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, RegS
4.625%	06/02/46		200	204,999
Republic of Angola Via Northern Lights III BV (Angola),
Sr. Sec’d. Notes, RegS
7.000%	08/16/19		156	160,949
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, MTN, RegS
4.375%	08/22/23		200	211,000
6.750%	02/07/22		312	361,764
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes, RegS
4.875%	09/16/23		400	428,703

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Senegal Government International Bond (Senegal),
Bonds, RegS
6.250%	07/30/24	200	$201,619
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes, RegS
7.250%	09/28/21	400	455,999
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.300%	10/12/28	400	375,437
5.000%	10/12/46	200	185,500
5.500%	03/09/20	200	212,750
6.250%	03/08/41	100	109,252
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes, RegS
6.000%	01/14/19	400	413,987
6.250%	10/04/20	200	210,463
6.250%	07/27/21	657	691,376
6.850%	11/03/25	200	206,865
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.875%	04/16/43	500	428,735
5.750%	03/22/24	200	207,492
6.000%	01/14/41	400	395,128
6.625%	02/17/45	200	213,008
6.750%	05/30/40	100	106,880
7.375%	02/05/25	950	1,077,063
8.000%	02/14/34	50	60,010
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, RegS
7.750%	09/01/19	1,200	1,223,399
7.750%	09/01/20	450	449,145
7.750%	09/01/21	200	197,015
7.750%	09/01/22	100	96,025
7.750%	09/01/27	600	550,499
Ukreximbank Via Biz Finance PLC (Ukraine),
Sr. Unsec’d. Notes, RegS
9.750%	01/22/25	200	195,207
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	10/27/27	250	261,000
5.100%	06/18/50	50	48,063
Sr. Unsec’d. Notes, PIK
7.875%	01/15/33	350	458,325
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
9.250%	09/15/27	175	81,113
9.375%	01/13/34	17	7,650
Sr. Unsec’d. Notes, RegS
7.000%	12/01/18	50	34,500
7.000%	03/31/38	50	19,999
7.650%	04/21/25	127	52,705
7.750%	10/13/19	140	78,399
8.250%	10/13/24	50	22,375
9.000%	05/07/23	35	15,925
9.250%	05/07/28	240	101,999
11.750%	10/21/26	110	57,199
11.950%	08/05/31	225	121,499
12.750%	08/23/22	100	57,749

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Zambia Government International Bond (Zambia),
Sr. Unsec’d. Notes, RegS
8.970%	07/30/27	700	$731,499

TOTAL FOREIGN GOVERNMENT BONDS (cost $47,978,452)			47,773,501

MUNICIPAL BONDS — 0.0%
California — 0.0%
City of Los Angeles Department of Airports,
Revenue Bonds, BABs
6.582%	05/15/39	90	114,952

New York — 0.0%
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	195	203,621
5.647%	11/01/40	45	55,537

			259,158

TOTAL MUNICIPAL BONDS (cost $364,737)			374,110

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.3%
Alternative Loan Trust,
Series 2004-24CB, Class 2A1
5.000%	11/25/19	148	148,083
Series 2004-27CB, Class A1
6.000%	12/25/34	658	648,553
Series 2004-32CB, Class 2A5
5.500%	02/25/35	528	542,938
Series 2004-J5, Class 2A1
1.662%(c)	08/25/34	229	228,726
Series 2005-21CB, Class A17
6.000%	06/25/35	1,032	1,028,234
Series 2005-64CB, Class 1A15
5.500%	12/25/35	1,020	970,188
Series 2005-J1, Class 6A1
5.000%	02/25/20	467	470,810
Series 2005-J3, Class 3A1
6.500%	09/25/34	204	200,612
Banc of America Alternative Loan Trust,
Series 2006-5, Class 3A1
6.000%	06/25/46	271	265,781
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-2, Class 11A
2.624%(c)	05/25/34	370	356,064
Series 2004-9, Class 22A1
3.557%(c)	11/25/34	469	469,048
Series 2005-6, Class 1A1
3.275%(c)	08/25/35	416	378,569
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC5, Class A2
1.382%(c)	10/25/34	298	253,943
Series 2005-AC6, Class 1A2, IO
4.018%(c)	09/25/35	2,384	235,991
Bear Stearns Asset-Backed Securities Trust,
Series 2004-AC1, Class A2
1.482%(c)	03/25/34	528	483,514
Citigroup Mortgage Loan Trust,
Series 2005-11, Class A2A
2.930%(c)	10/25/35	929	932,335

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2006-4, Class 2A1A
6.000%	12/25/35	1,631	$1,467,925
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-1, Class 3A5
5.250%	09/25/33	602	598,223
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-9, Class A7
5.250%	06/25/34	248	253,284
Series 2004-25, Class 2A1
1.662%(c)	02/25/35	505	440,497
Series 2004-J3, Class A7
5.500%	05/25/34	124	125,795
Series 2005-HYB1, Class 4A1
3.273%(c)	03/25/35	347	321,366
Series 2005-HYB3, Class 2A2A
3.036%(c)	06/20/35	805	755,867
Series 2006-10, Class 1A11
5.850%	05/25/36	153	126,214
Series 2006-15, Class A1
6.250%	10/25/36	207	173,791
Series 2006-18, Class 2A7
6.000%	12/25/36	320	291,260
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-10, Class 1A1
5.000%	11/25/20	216	197,430
Series 2005-10, Class 12A1
5.250%	11/25/20	23	20,769
Fannie Mae Grantor Trust,
Series 2002-T12, Class A3
7.500%	05/25/42	199	237,195
Series 2002-T19, Class A2
7.000%	07/25/42	326	370,697
Fannie Mae Interest Strip,
Series 417, Class C11, IO
2.500%	02/25/28	2,813	249,813
Fannie Mae REMIC Trust,
Series 2002-W10, Class A4
5.700%	08/25/42	860	920,381
Series 2003-W10, Class 3A5
4.299%	06/25/43	607	640,580
Series 2004-W11, Class 1A1
6.000%	05/25/44	570	648,553
Series 2004-W11, Class 1PO, PO
1.000%(s)	05/25/44	434	343,541
Series 2004-W12, Class 1A2
6.500%	07/25/44	375	435,071
Series 2004-W12, Class 1PO, PO
1.000%(s)	07/25/44	599	529,289
Series 2009-W1, Class A
6.000%	12/25/49	299	338,767
Fannie Mae REMICS,
Series 2011-52, Class GB
5.000%	06/25/41	616	676,911
Series 2001-63, Class TC
6.000%	12/25/31	304	341,210
Series 2001-84, Class PZ
5.250%	09/25/41	402	475,434
Series 2003-49, Class YC

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
4.000%	06/25/23	185	$192,484
Series 2003-78, Class B
5.000%	08/25/23	484	515,875
Series 2004-35, Class AZ
4.500%	05/25/34	589	632,532
Series 2004-70, Class EB
5.000%	10/25/24	81	86,734
Series 2006-8, Class FH
1.232%(c)	03/25/36	622	614,737
Series 2006-44, Class P, PO
1.000%(s)	12/25/33	64	58,040
Series 2006-77, Class PC
6.500%	08/25/36	120	135,691
Series 2006-118, Class A2
0.859%(c)	12/25/36	82	80,321
Series 2007-30, Class KA
5.000%	07/25/36	80	80,112
Series 2007-109, Class YI, IO
5.468%(c)	12/25/37	716	91,203
Series 2008-85, Class EB
5.000%	09/25/28	64	69,710
Series 2010-111, Class AE
5.500%	04/25/38	67	67,590
Series 2012-13, Class JP
4.500%	02/25/42	220	232,669
Series 2012-79, Class TP
6.500%	07/25/42	270	301,286
Series 2013-4, Class AJ
3.500%	02/25/43	623	645,316
Series 2013-13, Class IK, IO
2.500%	03/25/28	2,139	174,986
Series 2013-31, Class NC
3.000%	04/25/43	554	543,904
Series 2013-83, Class CA
3.500%	10/25/37	592	614,440
Series 2016-38, Class NA
3.000%	01/25/46	2,029	2,062,597
Fannie Mae Trust,
Series 2003-W3, Class 2A5
5.356%	06/25/42	250	272,993
Series 2003-W6, Class 1A41
5.398%	10/25/42	490	539,285
Series 2003-W6, Class F
1.332%(c)	09/25/42	564	560,664
Series 2004-W1, Class 1A7
5.681%	11/25/43	912	976,271
Series 2004-W9, Class 1PO, PO
1.000%(s)	02/25/44	572	507,034
FHLMC Structured Pass-Through Securities,
Series T-48, Class 1A4
5.538%	07/25/33	642	701,330
First Horizon Mortgage Pass-Through Trust,
Series 2004-AR7, Class 4A1
3.058%(c)	02/25/35	388	383,997
Series 2006-2, Class 1A3
6.000%	08/25/36	340	307,853
Freddie Mac Reference REMIC,
Series R007, Class ZA

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
6.000%	05/15/36	880	$989,894
Freddie Mac REMICS,
Series 2121, Class C
6.000%	02/15/29	289	321,733
Series 2768, Class PK
5.000%	03/15/34	117	127,993
Series 2846, Class GB
5.000%	08/15/24	535	574,812
Series 2877, Class PB
5.500%	10/15/34	880	936,223
Series 2902, Class QG
5.500%	12/15/34	201	224,663
Series 3158, Class NE
5.500%	05/15/36	231	256,771
Series 3187, Class Z
5.000%	07/15/36	434	475,429
Series 3443, Class PT
6.500%	03/15/37	677	767,247
Series 3704, Class DC
4.000%	11/15/36	181	187,689
Series 3816, Class HN
4.500%	01/15/41	485	520,537
Series 3819, Class JP
4.000%	08/15/39	87	87,604
Series 3827, Class BM
5.500%	08/15/39	658	700,846
Series 3829, Class BE
3.500%	03/15/26	1,000	1,041,023
Series 3920, Class LP
5.000%	01/15/34	362	394,995
Series 4054, Class HI, IO
3.000%	05/15/26	2,252	150,269
Series 4168, Class JA
3.500%	02/15/43	340	347,535
Series 4374, Class NC
2.750%(c)	02/15/46	1,168	1,211,311
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42	905	921,737
Series 304, Class C32, IO
3.000%	12/15/27	1,566	149,869
Government National Mortgage Assoc.,
Series 2003-34, Class PM
4.000%	04/20/33	442	471,145
Series 2004-19, Class KE
5.000%	03/16/34	855	941,775
Series 2005-3, Class QB
5.000%	01/16/35	250	274,908
Series 2008-38, Class BG
5.000%	05/16/38	360	397,366
Series 2009-116, Class VE
4.500%	08/20/28	356	358,441
Series 2011-22, Class WA
5.938%(c)	02/20/37	360	399,384
Series 2012-80, Class IB, IO
0.300%(c)	10/20/39	11,198	67,338
Series 2012-H24, Class FG
1.210%(c)	04/20/60	292	292,054

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2012-H31, Class FD
1.120%(c)	12/20/62	783	$775,627
Series 2013-H04, Class BA
1.650%	02/20/63	750	741,999
Series 2013-H05, Class FB
1.180%(c)	02/20/62	550	550,259
GSR Mortgage Loan Trust,
Series 2004-14, Class 5A1
3.204%(c)	12/25/34	460	456,755
Homestar Mortgage Acceptance Corp.,
Series 2004-4, Class A3
2.082%(c)	09/25/34	274	267,876
Impac CMB Trust,
Series 2004-4, Class 1A2
1.602%(c)	09/25/34	1,771	1,714,856
Series 2004-5, Class 1M3
1.927%(c)	10/25/34	328	297,311
Series 2004-9, Class 1A1
1.742%(c)	01/25/35	1,074	976,942
Series 2004-10, Class 3A1
1.682%(c)	03/25/35	690	624,202
Series 2005-4, Class 1A1A
1.522%(c)	05/25/35	329	313,791
Series 2007-A, Class M3, 144A
2.482%(c)	05/25/37	1,332	1,120,941
JPMorgan Mortgage Trust,
Series 2004-A6, Class 3A3
3.112%(c)	12/25/34	285	282,148
Series 2005-A3, Class 4A1
3.085%(c)	06/25/35	310	311,200
Series 2005-A8, Class 2A3
2.981%(c)	11/25/35	339	317,005
Series 2006-S2, Class 2A1
5.000%	06/25/21	80	75,643
Series 2007-A1, Class 3A2
3.283%(c)	07/25/35	887	892,875
Series 2007-S3, Class 2A3
6.000%	08/25/22	219	216,042
MASTR Alternative Loan Trust,
Series 2004-6, Class 8A1
5.500%	07/25/34	1,400	1,435,105
Series 2005-3, Class 4A1
5.500%	03/25/20	101	102,321
Series 2005-6, Class 1A2
5.500%	12/25/35	630	566,881
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	297	300,932
Merrill Lynch Mortgage Investors Trust,
Series 2003-A, Class 2A1
1.762%(c)	03/25/28	283	270,542
Series 2003-F, Class A1
1.622%(c)	10/25/28	316	308,848
Series 2004-B, Class A1
1.482%(c)	05/25/29	250	243,531
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 3A5
3.094%(c)	07/25/34	181	179,292

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2004-5AR, Class 4A
3.150%(c)	07/25/34	591	$577,673
Series 2006-7, Class 1A
5.000%	06/25/21	177	163,276
Opteum Mortgage Acceptance Corp. Trust,
Series 2006-1, Class 1APT
1.192%(c)	04/25/36	272	249,037
Residential Accredit Loans, Inc. Trust,
Series 2004-QA3, Class CB2
4.217%(c)	08/25/34	1,464	1,482,240
Residential Asset Securitization Trust,
Series 2004-A3, Class A7
5.250%	06/25/34	411	421,917
Residential Funding Mortgage Securities I,
Series 2003-S14, Class A5
1.382%(c)	07/25/18	52	50,666
Series 2005-S9, Class A5
5.750%	12/25/35	226	209,270
Series 2007-S9, Class 2A1
5.500%	09/25/22	31	30,696
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1
1.178%(c)	07/20/36	780	735,274
Springleaf Mortgage Loan Trust,
Series 2013-2A, Class M1, 144A
3.520%(c)	12/25/65	722	721,451
Series 2013-2A, Class M2, 144A
4.480%(c)	12/25/65	700	699,080
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-8, Class 3A
3.235%(c)	07/25/34	560	556,396
Series 2004-9XS, Class A
1.352%(c)	07/25/34	538	519,485
Structured Asset Mortgage Investments II Trust,
Series 2003-AR4, Class A1
1.678%(c)	01/19/34	744	717,070
Series 2004-AR1, Class 1A1
1.678%(c)	03/19/34	858	827,961
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-26A, Class 3A5
3.274%(c)	09/25/33	506	495,096
Series 2004-15, Class 1A1
5.466%(c)	09/25/24	844	872,053
WaMu Mortgage Pass-Through Certificates Trust,
Series 2003-S5, Class 2A
5.000%	06/25/18	73	73,486
Series 2005-AR3, Class A2
2.998%(c)	03/25/35	610	613,380
Series 2005-AR7, Class A3
2.814%(c)	08/25/35	315	310,877
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-2, Class 1A12
5.750%	03/25/36	364	364,538
Wells Fargo Mortgage-Backed Securities Trust,
Series 2003-G, Class A1
2.898%(c)	06/25/33	916	917,304
Series 2003-H, Class A1
3.026%(c)	09/25/33	116	117,544

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2003-N, Class 2A1
2.886%(c)	12/25/33	436	$434,358
Series 2004-DD, Class 2A6
3.105%(c)	01/25/35	987	980,715
Series 2004-R, Class 2A1
3.030%(c)	09/25/34	260	265,727
Series 2004-W, Class A1
3.003%(c)	11/25/34	515	513,243
Series 2005-AR4, Class 2A2
3.304%(c)	04/25/35	286	285,551
Series 2006-AR6, Class 7A1
3.033%(c)	03/25/36	493	497,132
Series 2007-2, Class 3A5
5.250%	03/25/37	202	206,268
Series 2007-7, Class A43
1.482%(c)	06/25/37	102	86,789

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $72,314,424)			71,971,974

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.2%
Fannie Mae Principal Strip, MTN, RegS
4.628%(s)	05/15/30	900	583,207
Federal Home Loan Mortgage Corp.
3.500%	03/01/32	860	897,886
3.500%	03/01/32	461	472,281
4.000%	02/01/26	385	405,862
4.000%	09/01/42	1,299	1,374,854
4.000%	10/01/42	783	828,852
4.500%	09/01/24	104	107,813
4.500%	08/01/30	346	371,456
4.500%	03/01/44	1,056	1,153,382
5.000%	04/01/22	118	123,779
5.000%	07/01/23	279	298,833
5.000%	10/01/23	110	119,830
5.000%	11/01/23	103	105,943
5.000%	06/01/30	259	282,281
5.000%	10/01/40	675	738,228
5.500%	06/01/23	154	164,826
5.500%	12/01/24	196	206,911
5.500%	04/01/27	102	112,712
5.500%	06/01/35	203	228,133
5.500%	06/01/37	64	69,880
7.000%	11/01/37	242	270,687
Federal National Mortgage Assoc.
2.090%	11/01/22	912	902,017
2.450%	04/01/23	946	949,924
2.590%	10/01/28	1,400	1,323,663
2.710%	11/01/28	1,300	1,249,781
4.630%	01/01/21	567	611,340
2.330%	01/01/23	959	952,832
2.340%	12/01/22	924	918,253
2.340%	12/01/22	1,023	1,016,529
2.350%	05/01/23	887	880,839
2.370%	12/01/22	776	772,494
2.570%	03/01/23	1,138	1,150,340
2.619%	12/01/22	893	904,116
2.710%	10/01/22	1,189	1,176,344

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
2.960%	04/01/22	913	$939,920
3.030%	12/01/21	1,537	1,586,029
3.340%	11/01/30	441	446,267
3.500%	01/01/43	1,135	1,164,565
3.500%	01/01/44	1,474	1,512,587
3.500%	03/01/33	825	854,405
3.500%	04/01/33	851	878,676
3.500%	04/01/33	863	891,331
3.500%	05/01/33	1,064	1,103,170
3.500%	06/01/43	1,063	1,089,078
3.500%	06/01/43	931	955,285
3.500%	07/01/43	930	954,032
3.500%	08/01/32	740	773,117
3.500%	09/01/42	1,002	1,027,754
3.500%	10/01/32	901	933,537
3.500%	10/01/42	962	986,720
3.500%	11/01/32	786	814,674
3.540%	10/01/20	1,500	1,565,513
3.770%	09/01/21	1,500	1,585,788
3.817%	05/01/22	753	792,136
3.885%	08/01/25	1,150	1,230,105
4.000%	06/01/32	1,134	1,201,332
4.000%	06/01/33	676	716,032
4.000%	06/01/43	1,129	1,194,492
4.000%	07/01/42	907	959,297
4.000%	07/01/43	1,162	1,229,068
4.010%	08/01/21	867	923,635
4.340%	04/01/20	956	1,012,786
4.380%	06/01/21	903	968,719
4.500%	04/01/44	977	1,063,830
4.500%	06/01/26	537	562,472
4.500%	09/01/26	166	175,526
4.762%	08/01/26	1,306	1,443,812
5.000%	01/01/26	475	498,581
5.000%	05/01/23	145	158,013
5.000%	06/01/23	188	200,361
5.000%	07/01/41	500	547,699
5.000%	10/01/39	486	537,418
5.000%	12/01/23	114	124,012
5.000%	12/01/29	221	241,912
5.500%	01/01/22	87	92,023
5.500%	01/01/26	52	58,055
5.500%	01/01/34	522	579,577
5.500%	02/01/35	242	271,402
5.500%	04/01/36	150	161,514
5.500%	04/01/37	308	344,479
5.500%	05/01/28	173	192,084
5.500%	05/01/33	271	303,155
5.500%	06/01/26	45	49,474
5.500%	06/01/33	202	223,828
5.500%	07/01/21	384	404,770
5.500%	10/01/33	184	205,289
6.000%	03/01/34	381	435,977
6.000%	04/01/39	652	742,342
6.000%	10/01/22	379	406,534
6.000%	10/01/27	221	249,832
6.000%	11/01/27	170	192,230
6.000%	12/01/37	10	10,151

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
7.000%	01/01/39	284	$332,533
7.500%	10/01/35	433	517,614
Government National Mortgage Assoc.
4.500%	06/20/25	209	221,465
4.500%	11/15/39	601	654,004
5.000%	04/15/25	1,224	1,334,104
6.000%	01/15/40	863	979,697
Residual Funding Corp. Principal Strip, Bonds
2.745%(s)	01/15/30	600	399,791
Tennessee Valley Authority
4.875%	01/15/48	520	616,872
5.250%	09/15/39	150	189,280
Tennessee Valley Authority Principal Strip, Bonds
3.840%(s)	06/15/35	775	386,580

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $67,488,335)			68,124,450

U.S. TREASURY OBLIGATIONS — 6.3%
U.S. Treasury Bonds
2.875%	11/15/46	65	63,068
4.375%	11/15/39	960	1,191,525
4.375%	05/15/40	2,720	3,377,157
4.500%	08/15/39	8,000	10,104,064
5.500%	08/15/28	3,000	3,895,314
6.125%	08/15/29	11,000	15,235,000
6.500%	11/15/26	9,000	12,183,399
6.750%	08/15/26	18,000	24,638,202
7.250%	08/15/22	9,000	11,393,442
8.000%	11/15/21	10,000	12,694,140
U.S. Treasury Notes
0.625%	09/30/17(k)	100	99,859
0.750%	12/31/17	10	9,980
0.750%	01/31/18(k)	33,346	33,265,236
0.750%	02/15/19	1,020	1,010,797
1.000%	11/30/19	4,000	3,956,564
1.375%	05/31/20	4,000	3,974,844
2.750%	11/15/23	7,000	7,247,464
3.625%	02/15/20	1,000	1,060,469
U.S. Treasury Strips Coupon
1.442%(s)	05/15/20	8,160	7,760,258
1.499%(s)	05/15/21	3,000	2,776,770
1.695%(s)	05/15/26	3,000	2,383,836
2.255%(s)	11/15/22	400	354,152
2.259%(s)	02/15/28	3,500	2,632,350
2.280%(s)	02/15/29	1,125	817,457
2.310%(s)	08/15/32	390	252,103
2.366%(s)	05/15/31	8,425	5,685,696
2.486%(s)	05/15/32	4,500	2,932,088
2.496%(s)	11/15/30	400	274,832
2.562%(s)	08/15/25	8,404	6,843,007
2.620%(s)	11/15/26	4,749	3,708,957
2.731%(s)	02/15/34	2,235	1,368,477
2.741%(s)	11/15/27	13,000	9,856,015
2.809%(s)	05/15/33	2,500	1,572,018

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
2.845%(s)	02/15/35	335	$197,915
3.938%(s)	11/15/31	465	308,107

TOTAL U.S. TREASURY OBLIGATIONS (cost $195,927,565)			195,124,562

TOTAL LONG-TERM INVESTMENTS (cost $2,505,286,030)			2,701,559,154

		Shares

SHORT-TERM INVESTMENTS — 18.3%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)		388,254,233	388,254,233
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $179,496,910; includes $179,324,819 of cash collateral for securities on loan)(b)(w)		179,456,491	179,492,383

TOTAL AFFILIATED MUTUAL FUNDS (cost $567,751,143)			567,746,616

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bills
0.621%	06/22/17(k)	290	289,515

(cost $289,599)
TOTAL SHORT-TERM INVESTMENTS (cost $568,040,742)			568,036,131

Value
TOTAL INVESTMENTS — 105.0% (cost $3,073,326,772)	$3,269,595,285
Liabilities in excess of other assets(z) — (5.0)%	(154,766,075)

NET ASSETS — 100.0%	$3,114,829,210

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,329,796 and 0.0% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $174,750,503; cash collateral of $179,324,819 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $84,000 is approximately 0.0% of net assets.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(ss)	Represents zero coupon bond.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
116	2 Year U.S. Treasury Notes	Jun. 2017	$25,090,812	$25,108,563	$17,751
16	5 Year U.S. Treasury Notes	Jun. 2017	1,882,219	1,883,625	1,406
576	10 Year Australian Treasury Bonds	Jun. 2017	420,445,064	421,544,058	1,098,994
1,352	10 Year U.S. Treasury Notes	Jun. 2017	167,804,414	168,408,500	604,086
30	20 Year U.S. Treasury Bonds	Jun. 2017	4,500,359	4,525,313	24,954
346	Mini MSCI EAFE Index	Jun. 2017	30,199,750	30,828,600	628,850
1,229	Mini MSCI Emerging Markets Index	Jun. 2017	56,930,370	59,078,030	2,147,660
1,238	Russell 2000 Mini Index	Jun. 2017	84,387,303	85,694,360	1,307,057
1,903	S&P 500 E-Mini Index	Jun. 2017	224,858,480	224,477,880	(380,600)
226	S&P/TSX 60 Index	Jun. 2017	31,082,230	31,001,181	(81,049)
578	TOPIX Index	Jun. 2017	79,998,558	78,525,555	(1,473,003)

					3,896,106

Short Positions:
432	2 Year U.S. Treasury Notes	Jun. 2017	93,413,250	93,507,750	(94,500)
288	5 Year U.S. Treasury Notes	Jun. 2017	33,854,586	33,905,250	(50,664)
308	10 Year Canadian Government Bonds	Jun. 2017	31,234,711	31,804,008	(569,297)

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Futures contracts outstanding at March 31, 2017 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Short Positions (cont’d.):
731	10 Year Euro-Bund	Jun. 2017	$125,673,612	$125,880,667	$(207,055)
25	10 Year U.S. Treasury Notes	Jun. 2017	3,114,359	3,114,063	296
108	10 Year U.S. Ultra Treasury Bonds	Jun. 2017	14,368,734	14,460,187	(91,453)
153	20 Year U.S. Treasury Bonds	Jun. 2017	22,960,758	23,079,094	(118,336)
5	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	799,391	803,125	(3,734)
146	ASX SPI 200 Index	Jun. 2017	16,014,936	16,307,739	(292,803)
173	FTSE 100 Index	Jun. 2017	15,725,841	15,769,736	(43,895)
104	Hang Seng Index	Apr. 2017	16,305,475	16,146,330	159,145
5,133	MSCI Europe Net Total Return Index	Jun. 2017	110,997,168	113,734,462	(2,737,294)

					(4,049,590)

					$(153,484)

Cash and foreign currency of $9,199,489 and U.S. Treasury Obligations with a combined market value of $33,654,610 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at March 31, 2017.

Forward foreign currency exchange contracts outstanding at March 31, 2017:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 06/14/17	Citigroup Global Markets	BRL	612	$189,375	$192,160	$2,785
Expiring 06/14/17	Citigroup Global Markets	BRL	372	115,251	116,816	1,565
Expiring 06/14/17	Citigroup Global Markets	BRL	334	105,656	104,865	(791)
British Pound,
Expiring 04/11/17	Royal Bank of Canada	GBP	27,938	34,154,456	35,012,603	858,147
Expiring 06/14/17	State Street Bank	GBP	84	104,120	105,296	1,176
Expiring 06/14/17	UBS AG	GBP	84	102,297	105,582	3,285
Canadian Dollar,
Expiring 06/14/17	Hong Kong & Shanghai Bank	CAD	208	155,376	156,279	903
Chilean Peso,
Expiring 06/14/17	Citigroup Global Markets	CLP	67,463	102,139	101,871	(268)
Chinese Renminbi,
Expiring 06/14/17	Deutsche Bank AG	CNH	701	100,995	101,433	438
Danish Krone,
Expiring 04/11/17	Citigroup Global Markets	DKK	4,568	649,925	655,447	5,522
Euro,
Expiring 04/11/17	Australia and New Zealand Banking Group	EUR	591	638,386	631,202	(7,184)
Expiring 04/11/17	Australia and New Zealand Banking Group	EUR	587	626,971	626,621	(350)
Expiring 04/11/17	Australia and New Zealand Banking Group	EUR	558	590,933	595,376	4,443
Expiring 04/11/17	Barclays Capital Group	EUR	866	921,450	924,293	2,843
Expiring 04/11/17	Barclays Capital Group	EUR	669	722,654	714,404	(8,250)
Expiring 04/11/17	Deutsche Bank AG	EUR	447	482,566	476,969	(5,597)
Expiring 04/11/17	National Australia Bank Ltd.	EUR	1,469	1,584,269	1,568,354	(15,915)
Expiring 04/11/17	National Australia Bank Ltd.	EUR	1,265	1,365,514	1,349,688	(15,826)
Expiring 04/11/17	National Australia Bank Ltd.	EUR	863	937,120	921,363	(15,757)
Expiring 04/11/17	National Australia Bank Ltd.	EUR	741	800,666	790,825	(9,841)
Expiring 04/11/17	National Australia Bank Ltd.	EUR	565	596,860	602,477	5,617
Expiring 04/21/17	National Australia Bank Ltd.	EUR	256	276,513	272,817	(3,696)
Hong Kong Dollar,
Expiring 04/21/17	Societe Generale	HKD	5,373	691,796	691,780	(16)
Israeli Shekel,
Expiring 06/14/17	Barclays Capital Group	ILS	203	55,935	56,118	183

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 06/14/17	Goldman Sachs & Co.	ILS	372	$102,825	$102,940	$115
Mexican Peso,
Expiring 06/14/17	Citigroup Global Markets	MXN	1,474	74,090	77,802	3,712
Expiring 06/14/17	Credit Suisse First Boston Corp.	MXN	3,013	155,376	159,076	3,700
Expiring 06/14/17	Goldman Sachs & Co.	MXN	1,287	64,126	67,925	3,799
Expiring 06/14/17	Goldman Sachs & Co.	MXN	1,280	64,581	67,590	3,009
Expiring 06/14/17	Goldman Sachs & Co.	MXN	963	49,720	50,845	1,125
Norwegian Krone,
Expiring 04/11/17	Deutsche Bank AG	NOK	5,408	631,031	629,873	(1,158)
Expiring 04/11/17	National Australia Bank Ltd.	NOK	4,364	512,423	508,311	(4,112)
Expiring 04/11/17	National Australia Bank Ltd.	NOK	2,277	267,033	265,248	(1,785)
Polish Zloty,
Expiring 06/14/17	Hong Kong & Shanghai Bank	PLN	427	108,114	107,681	(433)
Russian Ruble,
Expiring 06/14/17	Citigroup Global Markets	RUB	9,654	168,514	168,528	14
Expiring 06/14/17	Citigroup Global Markets	RUB	7,536	125,069	131,547	6,478
Expiring 06/14/17	Citigroup Global Markets	RUB	6,103	103,447	106,544	3,097
Expiring 06/14/17	Citigroup Global Markets	RUB	4,716	78,206	82,322	4,116
Singapore Dollar,
Expiring 06/14/17	Bank National Assoc.	SGD	217	155,794	155,067	(727)
Expiring 06/14/17	Hong Kong & Shanghai Bank	SGD	217	155,794	154,936	(858)
Swedish Krona,
Expiring 04/11/17	Deutsche Bank AG	SEK	5,749	639,829	641,932	2,103
Expiring 04/11/17	National Australia Bank Ltd.	SEK	6,640	749,445	741,440	(8,005)
Expiring 04/11/17	Royal Bank of Canada	SEK	3,572	405,045	398,821	(6,224)
Swiss Franc,
Expiring 04/11/17	Australia and New Zealand Banking Group	CHF	253	254,863	253,187	(1,676)
Expiring 04/11/17	National Australia Bank Ltd.	CHF	2,574	2,589,951	2,571,053	(18,898)
Expiring 04/11/17	National Australia Bank Ltd.	CHF	1,166	1,175,434	1,165,173	(10,261)
Expiring 04/11/17	National Australia Bank Ltd.	CHF	1,117	1,124,979	1,115,958	(9,021)
Expiring 04/11/17	National Australia Bank Ltd.	CHF	399	396,119	398,449	2,330
Expiring 04/11/17	Royal Bank of Canada	CHF	154	152,980	153,874	894
Expiring 06/14/17	Credit Suisse First Boston Corp.	CHF	49	49,720	49,226	(494)
Expiring 06/14/17	National Australia Bank Ltd.	CHF	78	78,206	78,578	372
Expiring 06/14/17	Royal Bank of Canada	CHF	130	129,930	130,631	701
Turkish Lira,
Expiring 06/14/17	Hong Kong & Shanghai Bank	TRY	383	104,102	103,134	(968)
Expiring 06/30/17	UBS AG	TRY	1,062	286,744	284,609	(2,135)
Expiring 06/30/17	UBS AG	TRY	1,049	283,000	281,207	(1,793)
Expiring 06/30/17	UBS AG	TRY	140	38,000	37,639	(361)

				$57,345,713	$58,115,785	770,072

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 06/14/17	Deutsche Bank AG	AUD	103	$77,751	$78,698	$(947)
Expiring 06/14/17	Hong Kong & Shanghai Bank	AUD	167	126,155	127,581	(1,426)
Expiring 06/14/17	Hong Kong & Shanghai Bank	AUD	129	98,623	98,310	313
Brazilian Real,
Expiring 06/14/17	Citigroup Global Markets	BRL	346	110,536	108,577	1,959
British Pound,
Expiring 04/21/17	National Australia Bank Ltd.	GBP	4,415	5,550,318	5,533,712	16,606
Expiring 06/14/17	Bank National Assoc.	GBP	94	114,658	118,251	(3,593)
Expiring 06/14/17	Credit Suisse First Boston Corp.	GBP	40	49,838	50,009	(171)
Expiring 06/14/17	Deutsche Bank AG	GBP	105	127,415	131,618	(4,203)
Expiring 06/14/17	Goldman Sachs & Co.	GBP	84	104,152	105,602	(1,450)

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
British Pound (cont’d.),
Expiring 06/14/17	Goldman Sachs & Co.	GBP	53	$64,283	$66,245	$(1,962)
Canadian Dollar,
Expiring 06/14/17	State Street Bank	CAD	208	155,870	156,278	(408)
Chilean Peso,
Expiring 06/14/17	Citigroup Global Markets	CLP	42,612	63,420	64,345	(925)
Expiring 06/14/17	Citigroup Global Markets	CLP	24,851	36,899	37,526	(627)
Chinese Renminbi,
Expiring 06/14/17	Goldman Sachs & Co.	CNH	445	63,785	64,334	(549)
Expiring 06/14/17	Hong Kong & Shanghai Bank	CNH	256	36,899	37,099	(200)
Danish Krone,
Expiring 04/11/17	Deutsche Bank AG	DKK	15,204	2,185,371	2,181,425	3,946
Euro,
Expiring 04/11/17	Australia and New Zealand Banking Group	EUR	849	917,645	906,229	11,416
Expiring 04/11/17	Deutsche Bank AG	EUR	128,180	136,926,460	136,810,625	115,835
Expiring 04/11/17	Deutsche Bank AG	EUR	1,185	1,277,953	1,264,351	13,602
Expiring 04/11/17	National Australia Bank Ltd.	EUR	1,540	1,629,176	1,644,073	(14,897)
Expiring 04/11/17	National Australia Bank Ltd.	EUR	1,188	1,275,139	1,267,922	7,217
Expiring 04/11/17	National Australia Bank Ltd.	EUR	1,037	1,127,632	1,106,802	20,830
Expiring 04/11/17	National Australia Bank Ltd.	EUR	964	1,035,700	1,029,312	6,388
Expiring 04/11/17	Royal Bank of Canada	EUR	637	693,770	679,880	13,890
Expiring 04/11/17	Royal Bank of Canada	EUR	636	677,115	678,619	(1,504)
Expiring 04/21/17	Citigroup Global Markets	EUR	23,230	25,270,984	24,805,384	465,600
Expiring 05/10/17	Deutsche Bank AG	EUR	1,138	1,217,541	1,215,769	1,772
Hong Kong Dollar,
Expiring 04/21/17	Toronto Dominion	HKD	5,613	723,078	722,644	434
Japanese Yen,
Expiring 04/21/17	National Australia Bank Ltd.	JPY	813,080	7,387,042	7,309,559	77,483
Mexican Peso,
Expiring 06/14/17	Goldman Sachs & Co.	MXN	2,076	108,114	109,603	(1,489)
New Taiwanese Dollar,
Expiring 06/14/17	Citigroup Global Markets	TWD	2,001	64,979	66,161	(1,182)
Expiring 06/14/17	Citigroup Global Markets	TWD	1,510	49,720	49,925	(205)
Expiring 06/14/17	Citigroup Global Markets	TWD	1,133	36,899	37,475	(576)
Norwegian Krone,
Expiring 04/11/17	Deutsche Bank AG	NOK	40,664	4,749,925	4,736,530	13,395
Polish Zloty,
Expiring 06/14/17	Hong Kong & Shanghai Bank	PLN	519	127,290	130,679	(3,389)
Expiring 06/14/17	Morgan Stanley	PLN	319	78,206	80,413	(2,207)
Expiring 06/14/17	Morgan Stanley	PLN	197	49,720	49,698	22
Russian Ruble,
Expiring 06/14/17	Citigroup Global Markets	RUB	9,192	155,376	160,461	(5,085)
Expiring 06/14/17	Citigroup Global Markets	RUB	9,191	155,376	160,447	(5,071)
Expiring 06/14/17	Citigroup Global Markets	RUB	6,339	107,938	110,655	(2,717)
Expiring 06/14/17	Citigroup Global Markets	RUB	6,241	102,902	108,946	(6,044)
Expiring 06/14/17	Citigroup Global Markets	RUB	5,775	98,942	100,811	(1,869)
Singapore Dollar,
Expiring 04/21/17	Toronto Dominion	SGD	2,427	1,742,225	1,735,055	7,170
Swedish Krona,
Expiring 04/11/17	Barclays Capital Group	SEK	22,549	2,517,023	2,517,775	(752)
Expiring 04/11/17	Toronto Dominion	SEK	4,813	547,913	537,421	10,492
Expiring 04/21/17	National Australia Bank Ltd.	SEK	2,775	316,909	309,990	6,919
Swiss Franc,
Expiring 04/11/17	Australia and New Zealand Banking Group	CHF	526	520,060	525,811	(5,751)
Expiring 04/11/17	National Australia Bank Ltd.	CHF	328	324,203	327,472	(3,269)
Expiring 06/14/17	Credit Suisse First Boston Corp.	CHF	103	103,956	103,337	619
Turkish Lira,
Expiring 06/14/17	Hong Kong & Shanghai Bank	TRY	383	103,447	103,134	313

				$201,186,331	$200,462,578	723,753

						$1,493,825

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Cross currency exchange contracts outstanding at March 31, 2017:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
04/11/17	Buy	CHF	2,786	EUR	2,604	$3,785	Barclays Capital Group
04/11/17	Buy	EUR	678	SEK	6,473	736	Barclays Capital Group
04/11/17	Buy	EUR	1,361	CHF	1,457	(2,503)	Barclays Capital Group
04/11/17	Buy	EUR	3,061	GBP	2,637	(37,459)	Barclays Capital Group
04/11/17	Buy	EUR	2,267	CHF	2,429	(7,067)	Royal Bank of Canada
04/11/17	Buy	EUR	3,372	GBP	2,940	(85,540)	Royal Bank of Canada
04/11/17	Buy	GBP	4,722	EUR	5,456	94,761	Barclays Capital Group
04/11/17	Buy	SEK	6,275	EUR	658	(1,059)	Deutsche Bank AG

						$(34,346)

Total return swap agreements outstanding at March 31, 2017:

Counterparty(2)	Termination Date		Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Bank of America	04/07/17	GBP	61	Pay or receive amounts based on market value fluctuation of Ashtead Group PLC	$(43,625)	$—	$(43,625)
Bank of America	04/07/17	GBP	371	Pay or receive amounts based on market value fluctuation of Aviva PLC	(47,088)	—	(47,088)
Bank of America	04/07/17	GBP	32	Pay or receive amounts based on market value fluctuation of British American Tobacco PLC	74,388	—	74,388
Bank of America	04/07/17	GBP	286	Pay or receive amounts based on market value fluctuation of GKN PLC	(36,222)	—	(36,222)
Bank of America	04/07/17	GBP	417	Pay or receive amounts based on market value fluctuation of Glencore PLC	(35,013)	—	(35,013)
Bank of America	04/07/17	GBP	3,346	Pay or receive amounts based on market value fluctuation of Lloyds Banking Group PLC	(46,147)	—	(46,147)
Bank of America	04/07/17	GBP	60	Pay or receive amounts based on market value fluctuation of Persimmon PLC	(17,460)	—	(17,460)
Bank of America	04/07/17	GBP	50	Pay or receive amounts based on market value fluctuation of Rio Tinto PLC	(46,511)	—	(46,511)
Bank of America	04/07/17	EUR	74	Pay or receive amounts based on market value fluctuation of Smurfit Kappa Group PLC	(54,092)	—	(54,092)
Bank of America	04/07/17	GBP	166	Pay or receive amounts based on market value fluctuation of Tate & Lyle PLC	15,838	—	15,838
Bank of America	04/07/17	GBP	566	Pay or receive amounts based on market value fluctuation of Taylor Wimpey PLC	39,751	—	39,751

					$(196,181)	$—	$(196,181)

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2) The Portfolio receives or pays 1 Month USD LIBOR in the positions shown in the table above.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$298,542	$11,165,130	$—
Austria	—	1,653,816	—
Belgium	—	8,842,352	—
Bermuda	777,723	—	—
Brazil	11,600,215	—	—
Canada	20,388,221	—	—
Chile	850,964	—	—
China	9,740,253	36,369,553	—
Denmark	—	8,748,827	—
Finland	—	3,865,977	—
France	—	61,750,328	—
Germany	—	42,142,701	—
Hong Kong	2,281,509	21,319,289	—
Hungary	—	1,224,314	—
India	17,041,619	4,202,689	—
Indonesia	—	6,768,208	—
Ireland	317,813	101,103	—
Israel	1,581,010	—	—
Italy	—	7,833,436	—
Japan	—	72,193,329	—
Luxembourg	—	3,382,246	—
Macau	—	1,623,677	—
Malaysia	—	1,179,811	—
Mexico	2,757,553	—	—
Netherlands	—	24,622,162	—
New Zealand	—	214,466	—
Norway	—	3,578,298	—
Panama	496,145	—	—
Peru	1,154,531	—	—
Poland	—	1,679,506	—
Portugal	—	374,044	—
Russia	11,557,198	1,294,417	—
Singapore	—	1,239,232	—
South Africa	—	16,006,496	—
South Korea	11,079,730	20,488,194	—
Spain	—	14,761,212	—
Sweden	—	8,313,988	—
Switzerland	181,477	44,241,124	—
Taiwan	7,786,224	16,999,479	—
Thailand	1,479,511	5,927,061	—
Turkey	—	4,682,019	—
United Arab Emirates	—	457,655	—
United Kingdom	2,196,262	63,880,622	—
United States	1,029,857,019	2,852,757	—
Vietnam	—	306,755	—
Preferred Stocks
Bermuda	203,863	—	—
Brazil	5,906,278	—	—
China	3,730,231	—	—
Germany	—	3,938,535	—
Israel	1,160,924	—	—
Russia	—	621,398	—
United States	29,092,040	—	—

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Level 1	Level 2	Level 3
Rights
United States	$—	$—	$16,623
Warrants	—	712	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	5,200,500	—
Residential Mortgage-Backed Securities	—	57,790,591	—
Bank Loans	—	3,495,277	300,262
Commercial Mortgage-Backed Securities	—	14,705,358	973,874
Convertible Bonds
Austria	—	462,868	—
Belgium	—	806,610	—
China	—	5,059,878	—
Finland	—	446,991	—
France	—	5,885,835	—
Germany	—	10,538,179	—
Hong Kong	—	1,324,103	—
Hungary	—	772,259	—
Israel	—	450,975	—
Italy	—	872,005	—
Japan	—	8,616,625	—
Malaysia	—	626,014	—
Mexico	—	2,380,808	—
Netherlands	—	318,441	—
Norway	—	1,024,246	—
Portugal	—	339,659	—
Singapore	—	734,532	—
South Africa	—	2,293,473	—
Spain	—	1,483,379	—
Sweden	—	488,804	—
Switzerland	—	967,239	—
Taiwan	—	1,264,037	—
United Arab Emirates	—	1,528,320	—
United Kingdom	—	5,437,592	—
United States	—	42,159,732	—
Corporate Bonds
Argentina	—	885,584	—
Australia	—	3,493,516	—
Azerbaijan	—	649,391	—
Bahamas	—	38,000	—
Belgium	—	2,671,626	—
Bermuda	—	227,251	—
Brazil	—	2,905,308	—
Canada	—	13,580,601	—
Chile	—	404,124	—
China	—	1,326,094	—
Colombia	—	1,068,890	—
Costa Rica	—	169,999	—
Denmark	—	314,577	—
Finland	—	113,198	—
France	—	4,201,180	—
Germany	—	5,586,917	—
Hong Kong	—	426,659	—
India	—	202,459	—
Indonesia	—	675,113	—
Ireland	—	1,133,580	—
Israel	—	1,065,377	—
Italy	—	876,875	—
Japan	—	784,838	—
Kazakhstan	—	1,087,934	—
Luxembourg	—	6,248,676	—
Mexico	—	4,802,763	—
Morocco	—	214,699	—
Netherlands	—	6,963,369	—

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Level 1	Level 2	Level 3
New Zealand	$—	$1,627,539	$—
Norway	—	600,101	—
Peru	—	462,148	—
Portugal	—	330,751	—
Russia	—	968,741	—
Singapore	—	695,929	—
South Africa	—	595,318	—
South Korea	—	114,688	—
Spain	—	1,137,694	—
Sri Lanka	—	212,999	—
Sweden	—	1,494,534	—
Switzerland	—	3,059,169	—
Trinidad & Tobago	—	211,199	—
United Arab Emirates	—	994,327	—
United Kingdom	—	12,989,353	—
United States	—	346,885,883	39,037
Venezuela	—	523,687	—
Foreign Government Bonds	—	47,773,501	—
Municipal Bonds	—	374,110	—
Residential Mortgage-Backed Securities	—	71,971,974	—
U.S. Government Agency Obligations	—	68,124,450	—
U.S. Treasury Obligations	—	195,414,077	—
Affiliated Mutual Funds	567,746,616	—	—
Other Financial Instruments*
Futures Contracts	(153,484)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	1,493,825	—
OTC Cross Currency Exchange Contracts	—	(34,346)	—
OTC Total Return Swap Agreements	—	(196,181)	—

Total	$1,741,109,987	$1,528,265,316	$1,329,796

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2017 were as follows:

Affiliated Mutual Funds (5.8% represents investments purchased with collateral from securities on loan)	18.3%
Banks	7.0
U.S. Treasury Obligations	6.3
Equity Real Estate Investment Trusts (REITs)	4.8
Residential Mortgage-Backed Securities	4.1
Pharmaceuticals	3.1
Oil, Gas & Consumable Fuels	2.8
Insurance	2.7
Media	2.6
Software	2.3
U.S. Government Agency Obligations	2.2
Semiconductors & Semiconductor Equipment	2.1
Internet Software & Services	2.1
Capital Markets	1.7
Technology Hardware, Storage & Peripherals	1.6
Foreign Government Bonds	1.5
Telecommunications	1.5
Machinery	1.4
Oil & Gas	1.4
IT Services	1.3

Health Care Providers & Services	1.2%
Chemicals	1.1
Biotechnology	1.1
Hotels, Restaurants & Leisure	1.1
Specialty Retail	1.0
Electric Utilities	1.0
Industrial Conglomerates	1.0
Beverages	1.0
Diversified Financial Services	1.0
Internet & Direct Marketing Retail	0.9
Automobiles	0.9
Metals & Mining	0.9
Textiles, Apparel & Luxury Goods	0.8
Electronic Equipment, Instruments & Components	0.8
Aerospace & Defense	0.7
Healthcare-Services	0.7
Real Estate Investment Trusts (REITs)	0.7
Electric	0.7
Food & Staples Retailing	0.6
Semiconductors	0.6
Electrical Equipment	0.6
Food Products	0.6
Pipelines	0.6
Household Durables	0.6
Tobacco	0.6
Airlines	0.6
Commercial Mortgage-Backed Securities	0.5

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Real Estate Management & Development	0.5%
Building Products	0.5
Construction Materials	0.5
Wireless Telecommunication Services	0.4
Diversified Telecommunication Services	0.4
Commercial Services	0.4
Household Products	0.4
Health Care Equipment & Supplies	0.4
Multi-Utilities	0.4
Retail	0.3
Internet	0.3
Consumer Finance	0.3
Communications Equipment	0.3
Auto Components	0.3
Road & Rail	0.3
Containers & Packaging	0.3
Auto Manufacturers	0.3
Foods	0.3
Commercial Services & Supplies	0.3
Personal Products	0.3
Multiline Retail	0.3
Professional Services	0.3
Computers	0.3
Trading Companies & Distributors	0.2
Miscellaneous Manufacturing	0.2
Life Sciences Tools & Services	0.2
Auto Parts & Equipment	0.2
Healthcare-Products	0.2
Lodging	0.2
Transportation	0.2
Construction & Engineering	0.2
Non-Residential Mortgage-Backed Securities	0.2
Mining	0.2
Entertainment	0.2
Gas	0.1
Distributors	0.1
Real Estate	0.1
Building Materials	0.1
Packaging & Containers	0.1
Paper & Forest Products	0.1
Agriculture	0.1
Oil & Gas Services	0.1
Transportation Infrastructure	0.1
Machinery-Diversified	0.1
Energy Equipment & Services	0.1
Electrical Components & Equipment	0.1

Iron/Steel	0.1%
Health Care Technology	0.1
Engineering & Construction	0.1
Home Furnishings	0.1
Investment Companies	0.1
Holding Companies-Diversified	0.1
Leisure Time	0.1
Household Products/Wares	0.1
Distribution/Wholesale	0.0	*
Marine	0.0	*
Coal	0.0	*
Thrifts & Mortgage Finance	0.0	*
Machinery-Construction & Mining	0.0	*
Environmental Control	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Trucking & Leasing	0.0	*
Air Freight & Logistics	0.0	*
Metal Fabricate/Hardware	0.0	*
Apparel	0.0	*
Diversified Consumer Services	0.0	*
Electronics	0.0	*
Gas Utilities	0.0	*
Housewares	0.0	*
Forest Products & Paper	0.0	*
Advertising	0.0	*
Home Builders	0.0	*
Cosmetics/Personal Care	0.0	*
Water	0.0	*
Municipal Bonds	0.0	*
Energy-Alternate Sources	0.0	*
Office/Business Equipment	0.0	*
Water Utilities	0.0	*
Banking	0.0	*
Leisure Products	0.0	*
Utilities	0.0	*
Financial Services	0.0	*
Electronic Components & Equipment	0.0	*
Cable Television	0.0	*
Oil & Gas Exploration & Production	0.0	*

	105.0
Liabilities in excess of other assets	(5.0)

	100.0%

*	Less than +/-0.05%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Equity contracts	$(944,778)
Foreign exchange contracts	1,459,479
Interest rate contracts	612,448

Total	$1,127,149

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.1%
COMMON STOCKS — 96.0%
Australia — 1.2%
BHP Billiton Ltd.	189,305	$3,442,734
BHP Billiton PLC	78,745	1,214,554

		4,657,288

Belgium — 1.5%
Anheuser-Busch InBev SA/NV	55,584	6,090,650

Canada — 0.0%
Nortel Networks Corp.*^(g)	2,492	1

China — 3.0%
Baidu, Inc., ADR*	21,400	3,691,928
China Overseas Land & Investment Ltd.	606,000	1,731,927
CNOOC Ltd.	2,714,000	3,244,105
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	581,000	3,256,187

		11,924,147

Denmark — 1.0%
Novo Nordisk A/S (Class B Stock)	119,978	4,119,917

France — 11.4%
Accor SA	99,464	4,137,135
AXA SA	197,756	5,109,198
BNP Paribas SA	54,041	3,596,119
Essilor International SA	23,198	2,816,504
Imerys SA	35,892	3,044,083
Kering	12,643	3,267,782
LVMH Moet Hennessy Louis Vuitton SE	22,694	4,987,985
Pernod Ricard SA	29,476	3,484,686
Safran SA	53,487	3,991,958
Sanofi	64,311	5,813,429
Schneider Electric SE	67,757	4,978,037

		45,226,916

Germany — 6.1%
Allianz SE	31,983	5,931,148
Bayer AG	50,649	5,835,468
Continental AG	24,786	5,434,354
Fresenius Medical Care AG & Co. KGaA	15,856	1,337,007
SAP SE	57,825	5,673,111

		24,211,088

Hong Kong — 4.4%
AIA Group Ltd.	619,000	3,907,102
Cheung Kong Property Holdings Ltd.	553,500	3,733,816
CK Hutchison Holdings Ltd.	437,500	5,386,471
Hang Lung Properties Ltd.	365,000	948,880
Sands China Ltd.	734,800	3,406,232

		17,382,501

India — 1.0%
HDFC Bank Ltd., ADR	51,881	3,902,489

Indonesia — 0.7%
Astra International Tbk PT	4,474,300	2,896,023

Israel — 0.6%
Teva Pharmaceutical Industries Ltd., ADR	75,722	2,429,919

Japan — 21.0%
Astellas Pharma, Inc.	277,100	3,654,651
Daikin Industries Ltd.	37,300	3,761,266

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
FANUC Corp.	21,500	$4,426,234
Honda Motor Co. Ltd.	159,900	4,827,228
Inpex Corp.	394,100	3,886,209
Japan Tobacco, Inc.	172,600	5,617,707
KDDI Corp.	141,000	3,708,412
Keyence Corp.	11,200	4,493,135
Komatsu Ltd.	145,000	3,798,025
Kubota Corp.	340,800	5,137,041
Makita Corp.	120,200	4,215,627
Mitsui Fudosan Co. Ltd.	162,000	3,458,995
Nidec Corp.	45,200	4,316,807
Nitto Denko Corp.	22,400	1,732,864
Shin-Etsu Chemical Co. Ltd.	61,600	5,354,232
SMC Corp.	16,223	4,809,545
Sumitomo Mitsui Financial Group, Inc.	183,500	6,679,174
Tokyo Electron Ltd.	34,200	3,744,094
Toyota Motor Corp.	103,500	5,617,757

		83,239,003

Macau — 1.0%
Wynn Macau Ltd.	1,907,200	3,884,442

Netherlands — 6.1%
Akzo Nobel NV	75,680	6,265,100
ASML Holding NV	39,448	5,234,486
ING Groep NV, CVA	365,942	5,527,304
Royal Dutch Shell PLC (Class A Stock)	276,757	7,294,821

		24,321,711

South Africa — 1.1%
Naspers Ltd. (Class N Stock)	25,106	4,326,073

South Korea — 2.9%
Hyundai Mobis Co. Ltd.	10,260	2,207,102
Samsung Electronics Co. Ltd., GDR	9,980	9,156,650

		11,363,752

Spain — 0.9%
Banco Bilbao Vizcaya Argentaria SA	444,600	3,451,296

Switzerland — 10.4%
Cie Financiere Richemont SA	65,435	5,173,434
Glencore PLC*	981,214	3,849,834
LafargeHolcim Ltd., NYSE*	41,686	2,461,234
LafargeHolcim Ltd., OMXS*	48,359	2,853,152
Novartis AG	98,673	7,327,217
Roche Holding AG	31,601	8,081,441
UBS Group AG	433,111	6,923,112
Zurich Insurance Group AG	18,150	4,843,521

		41,512,945

Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	122,662	4,028,220

United Kingdom — 19.8%
Aggreko PLC	74,428	823,135
Barclays PLC	552,347	1,559,151
British American Tobacco PLC	101,781	6,752,753
Burberry Group PLC	274,594	5,925,917
HSBC Holdings PLC	824,591	6,735,497
Imperial Brands PLC	67,283	3,260,774
Lloyds Banking Group PLC	3,192,704	2,655,306

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Meggitt PLC	543,082	$3,031,089
Persimmon PLC	98,680	2,589,023
Prudential PLC	384,150	8,114,499
RELX NV	158,271	2,936,188
Rio Tinto Ltd.	73,306	3,384,717
Rio Tinto PLC	79,835	3,214,763
Standard Chartered PLC*	516,877	4,943,880
TechnipFMC PLC*	105,988	3,458,761
Travis Perkins PLC	95,902	1,819,351
Unilever PLC	113,113	5,579,542
Vodafone Group PLC	2,700,477	7,037,389
WPP PLC	216,685	4,749,525

		78,571,260

United States — 0.9%
Shire PLC	64,468	3,756,355

TOTAL COMMON STOCKS (cost $347,070,681)		381,295,996

PREFERRED STOCK — 1.1%
Germany
Henkel AG & Co. KGaA (PRFC)0.162%* (cost $3,142,232)*	32,916	4,219,027

TOTAL LONG-TERM INVESTMENTS (cost $350,212,913)		385,515,023

	Shares	Value
SHORT-TERM INVESTMENTS — 1.9%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	7,552,567	$7,552,567
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund(w)	726	726

TOTAL SHORT-TERM INVESTMENTS (cost $7,553,293)		7,553,293

TOTAL INVESTMENTS — 99.0% (cost $357,766,206)		393,068,316
Other assets in excess of liabilities — 1.0%		4,128,991

NET ASSETS — 100.0%		$397,197,307

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1 and 0.0% of net assets.

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $1 is approximately 0.0% of net assets.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$4,657,288	$—
Belgium	—	6,090,650	—
Canada	—	—	1
China	3,691,928	8,232,219	—
Denmark	—	4,119,917	—
France	—	45,226,916	—
Germany	—	24,211,088	—
Hong Kong	—	17,382,501	—
India	3,902,489	—	—
Indonesia	—	2,896,023	—
Israel	2,429,919	—	—
Japan	—	83,239,003	—
Macau	—	3,884,442	—
Netherlands	—	24,321,711	—
South Africa	—	4,326,073	—
South Korea	9,156,650	2,207,102	—
Spain	—	3,451,296	—
Switzerland	—	41,512,945	—

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Level 1	Level 2	Level 3
Taiwan	$4,028,220	$—	$—
United Kingdom	3,458,761	75,112,499	—
United States	—	3,756,355	—
Preferred Stock
Germany	—	4,219,027	—
Affiliated Mutual Funds	7,553,293	—	—

Total	$34,221,260	$358,847,055	$1

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$5,883,251	L1 to L2	Official Close to Model Price

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2017 were as follows:

Banks	9.8%
Pharmaceuticals	9.4
Insurance	7.8
Machinery	5.6
Textiles, Apparel & Luxury Goods	4.9
Tobacco	3.9
Metals & Mining	3.8
Oil, Gas & Consumable Fuels	3.6
Chemicals	3.4
Automobiles	3.4
Semiconductors & Semiconductor Equipment	3.3
Hotels, Restaurants & Leisure	2.9
Wireless Telecommunication Services	2.7
Real Estate Management & Development	2.5
Beverages	2.4
Electrical Equipment	2.3
Technology Hardware, Storage & Peripherals	2.3
Media	2.3
Construction Materials	2.1

Auto Components	1.9%
Affiliated Mutual Funds	1.9
Aerospace & Defense	1.8
Capital Markets	1.7
Software	1.4
Personal Products	1.4
Industrial Conglomerates	1.4
Electronic Equipment, Instruments & Components	1.1
Household Products	1.1
Building Products	1.0
Biotechnology	1.0
Internet Software & Services	0.9
Energy Equipment & Services	0.9
Professional Services	0.7
Health Care Equipment & Supplies	0.7
Household Durables	0.7
Trading Companies & Distributors	0.5
Health Care Providers & Services	0.3
Commercial Services & Supplies	0.2

99.0
Other assets in excess of liabilities	1.0

100.0%

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 85.0%
COMMON STOCKS — 41.1%
Aerospace & Defense — 0.4%
Airbus SE (France)	21,594	$1,646,801
General Dynamics Corp.	6,175	1,155,960
L3 Technologies, Inc.	3,049	503,969
Meggitt PLC (United Kingdom)	148,858	830,817
Northrop Grumman Corp.	5,369	1,276,963
Raytheon Co.	8,549	1,303,723
Safran SA (France)	15,804	1,179,518
Thales SA (France)	15,336	1,481,403
United Technologies Corp.	14,900	1,671,929

		11,051,083

Air Freight & Logistics — 0.0%
Yamato Holdings Co. Ltd. (Japan)(a)	56,900	1,192,297

Airlines — 0.5%
AirAsia Bhd (Malaysia)	568,400	403,253
Copa Holdings SA (Panama) (Class A Stock)(a)	3,580	401,855
Delta Air Lines, Inc.	141,685	6,511,843
International Consolidated Airlines Group SA (United Kingdom)	101,497	670,417
Japan Airlines Co. Ltd. (Japan)	46,500	1,476,373
Southwest Airlines Co.	37,144	1,996,861
United Continental Holdings, Inc.*	24,341	1,719,448

		13,180,050

Auto Components — 0.2%
Apollo Tyres Ltd. (India)	75,361	242,229
Continental AG (Germany)	13,091	2,870,214
Delphi Auto motive PLC	11,560	930,464
Hankook Tire Co. Ltd. (South Korea)	4,885	238,241
Hyundai Mobis Co. Ltd. (South Korea)	5,092	1,095,376
Tong Yang Industry Co. Ltd. (Taiwan)	67,000	116,376
Xinyi Glass Holdings Ltd. (Hong Kong)*	268,000	236,061

		5,728,961

Automobiles — 0.7%
Astra International Tbk PT (Indonesia)	1,072,700	694,313
Daimler AG (Germany)	7,633	563,313
Ferrari NV (Italy)	24,803	1,848,604
Geely Automobile Holdings Ltd. (China)	410,000	628,349
General Motors Co.	77,077	2,725,443
General Motors Corp. Escrow Shares*^	110,000	11
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	292,000	467,669
Honda Motor Co. Ltd. (Japan)	124,900	3,770,611
Renault SA (France)	28,125	2,443,290
Suzuki Motor Corp. (Japan)	72,900	3,027,809
Tesla,Inc.*(a)	3,789	1,054,479
Toyota Motor Corp. (Japan)	30,400	1,650,047

		18,873,938

Banks — 3.9%
Akbank TAS (Turkey)	281,138	660,065
Australia & New Zealand Banking Group Ltd. (Australia)	83,883	2,036,737
Banco Bilbao Vizcaya Argentaria SA (Spain)	142,749	1,108,118
Banco do Brasil SA (Brazil)	84,007	904,579
Banco Santander SA (Spain)	426,205	2,608,942

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Bank of America Corp.	310,377	$7,321,793
Bank of China Ltd. (China) (Class H Stock)	2,739,000	1,362,054
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	606,000	590,073
Barclays PLC (United Kingdom)	245,665	693,457
BNP Paribas SA (France)	58,311	3,880,263
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	1,024,000	679,411
China Construction Bank Corp. (China) (Class H Stock)	2,339,000	1,884,550
China Merchants Bank Co. Ltd. (China) (Class H Stock)	369,000	976,510
Citigroup, Inc.	110,790	6,627,458
Citizens Financial Group, Inc.	46,100	1,592,755
Credit Agricole SA (France)	38,164	515,852
CTBC Financial Holding Co. Ltd. (Taiwan)	1,417,000	875,487
Danske Bank A/S (Denmark)	28,135	959,289
EastWest Bancorp, Inc.	27,258	1,406,785
Fifth Third Bancorp	36,500	927,100
First Republic Bank	19,916	1,868,320
Hana Financial Group, Inc. (South Korea)	30,642	1,011,125
HDFC Bank Ltd. (India), ADR	40,271	3,029,185
HSBC Holdings PLC (United Kingdom), (XHKG)	312,000	2,548,505
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	2,038,000	1,333,562
ING Groep NV (Netherlands)	419,983	6,343,556
KBC Group NV (Belgium)	22,139	1,467,664
KeyCorp	107,714	1,915,155
Kiatnakin Bank PCL (Thailand), NVDR	151,800	307,078
Krung Thai Bank PCL (Thailand), NVDR	1,440,200	855,082
Lloyds Banking Group PLC (United Kingdom)	1,095,888	911,428
M&T Bank Corp. (a)	13,574	2,100,305
Mitsubishi UFJ Financial Group, Inc. (Japan)	611,000	3,848,791
Mizuho Financial Group, Inc. (Japan)	540,300	991,762
Nedbank Group Ltd. (South Africa)	19,690	353,793
Nordea Bank AB (Sweden)	43,261	493,558
OTP Bank PLC (Hungary)	21,823	609,722
PNC Financial Services Group, Inc. (The)	18,500	2,224,440
Sberbank of Russia PJSC (Russia), ADR(a)	111,258	1,282,805
Shinhan Financial Group Co. Ltd. (South Korea)	26,249	1,093,719
Signature Bank*	10,255	1,521,739
Societe Generale SA (France)	10,393	526,566
Standard Bank Group Ltd. (South Africa)	83,524	895,672
Standard Chartered PLC (United Kingdom)*	302,360	2,892,045
Sumitomo Mitsui Financial Group, Inc. (Japan)	138,100	5,026,670
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	12,000	415,823
SunTrust Banks, Inc.	49,680	2,747,304
Svenska Handelsbanken AB (Sweden) (Class A Stock)(a)	83,859	1,149,208
Thanachart Capital PCL (Thailand), NVDR	203,900	286,298
Tisco Financial Group PCL (Thailand), NVDR	114,300	238,738
Turkiye Halk Bankasi A/S (Turkey)	186,669	532,722

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Turkiye Is Bankasi (Turkey) (Class C Stock)*	319,480	$583,070
U.S. Bancorp	30,900	1,591,350
Wells Fargo & Co.	167,376	9,316,148
Zions Bancorporation	4,625	194,250

		100,118,436

Beverages — 0.6%
Anheuser-Busch InBev SA/NV (Belgium)	34,079	3,734,227
Constellation Brands, Inc. (Class A Stock)	3,005	487,020
Dr. Pepper Snapple Group, Inc.	10,800	1,057,536
Molson Coors Brewing Co. (Class B Stock)	18,049	1,727,470
Monster Beverage Corp.*	19,077	880,785
PepsiCo, Inc.	38,438	4,299,675
Pernod Ricard SA (France)	18,591	2,197,849
Suntory Beverage & Food Ltd. (Japan)	18,900	798,435

		15,182,997

Biotechnology — 0.7%
Alexion Pharmaceuticals, Inc.*	5,473	663,547
Biogen, Inc.*	7,290	1,993,232
BioMarin Pharmaceutical, Inc.*	2,320	203,650
Celgene Corp.*	23,475	2,920,994
Exact Sciences Corp.*(a)	30,184	712,946
Genmab A/S (Denmark)*	8,410	1,618,334
Gilead Sciences, Inc.	22,186	1,506,873
Intercept Pharmaceuticals, Inc.*(a)	6,309	713,548
Kite Pharma, Inc.*(a)	15,942	1,251,288
Sage Therapeutics, Inc.*	1,973	140,221
Shire PLC	47,791	2,784,637
Spark Therapeutics, Inc.*(a)	12,239	652,828
Vertex Pharmaceuticals,Inc.*	24,313	2,658,627

		17,820,725

Building Products — 0.3%
Allegion PLC	14,718	1,114,153
China Lesso Group Holdings Ltd. (China)	187,000	158,170
Daikin Industries Ltd. (Japan)	27,000	2,722,632
Fortune Brands Home & Security, Inc.	25,675	1,562,324
Lennox International, Inc.	10,500	1,756,650
Masco Corp.	28,431	966,370

		8,280,299

Capital Markets — 1.3%
Affiliated Managers Group, Inc.	9,229	1,513,002
Ameriprise Financial, Inc.	11,613	1,505,974
Bank of New York Mellon Corp. (The)	11,289	533,179
BlackRock, Inc.	4,656	1,785,623
Charles Schwab Corp. (The)	118,743	4,845,902
Deutsche Boerse AG (Germany)*	10,859	995,083
Goldman Sachs Group, Inc. (The)	7,208	1,655,822
Intercontinental Exchange, Inc.	61,233	3,666,020
Invesco Ltd.	22,800	698,363
Lazard Ltd. (Class A Stock)	17,421	801,192
Morgan Stanley	110,620	4,738,961
Moscow Exchange MICEX-RTS PJSC (Russia)	135,798	269,014
Nasdaq, Inc.	14,476	1,005,358
Northern Trust Corp.	11,600	1,004,328
S&P Global, Inc.	13,407	1,752,831

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
T. Rowe Price Group, Inc.	23,500	$1,601,525
UBS Group AG (Switzerland)	285,191	4,558,668

		32,930,845

Chemicals — 0.6%
AdvanSix, Inc.*	15,280	417,450
Akzo Nobel NV (Netherlands)	21,926	1,815,124
Asahi Kasei Corp. (Japan)	84,000	816,180
Celanese Corp. (Class A Stock)	9,617	864,087
Chr Hansen Holding A/S (Denmark)	17,954	1,151,702
Dow Chemical Co. (The)	11,879	754,792
E.I.du Pont de Nemours & Co.	31,555	2,534,813
Eastman Chemical Co.	10,549	852,359
Evonik Industries AG (Germany)	46,068	1,501,566
Hyosung Corp. (South Korea)	4,232	512,840
LANXESS AG (Germany)	7,462	500,572
LG Chem Ltd. (South Korea)	2,052	539,550
Mosaic Co. (The)	15,272	445,637
Nitto Denko Corp. (Japan)	6,800	526,048
Shin-Etsu Chemical Co. Ltd. (Japan)	17,600	1,529,780
Sumitomo Chemical Co. Ltd. (Japan)	323,000	1,809,157

		16,571,657

Commercial Services & Supplies — 0.2%
Aggreko PLC (United Kingdom)	27,602	305,264
Waste Connections, Inc. (Canada)	46,759	4,125,079

		4,430,343

Communications Equipment — 0.2%
Accton Technology Corp. (Taiwan)	95,000	209,462
Arista Networks, Inc.*(a)	9,984	1,320,584
Cisco Systems, Inc.	51,600	1,744,079
Harris Corp.	10,469	1,164,886
Palo Alto Networks, Inc.*	6,659	750,336

		5,189,347

Construction & Engineering — 0.2%
HOCHTIEF AG (Germany)	4,761	786,795
Hyundai Engineering & Construction Co. Ltd. (South Korea)	5,420	240,115
Kajima Corp. (Japan)	95,000	621,400
Tekfen Holding A/S (Turkey)	158,951	378,286
Vinci SA (France)	23,388	1,857,215

		3,883,811

Construction Materials — 0.3%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	210,500	715,920
Eagle Materials, Inc.	14,446	1,403,284
Imerys SA (France)	10,751	911,817
LafargeHolcim Ltd. (Switzerland), (XBRN)*	10,171	600,083
LafargeHolcim Ltd. (Switzerland), (XPAR)*	10,161	599,928
Martin Marietta Materials, Inc.	5,365	1,170,911
Vulcan Materials Co.	12,282	1,479,735

		6,881,678

Consumer Finance — 0.3%
Ally Financial, Inc.	54,100	1,099,853
Capital One Financial Corp.	50,439	4,371,044
Discover Financial Services	13,886	949,664

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Consumer Finance (cont’d.)
Synchrony Financial	14,389	$493,543

		6,914,104

Containers & Packaging — 0.2%
Ball Corp.	20,700	1,537,181
Graphic Packaging Holding Co.	56,800	731,016
WestRock Co.	31,557	1,641,911

		3,910,108

Distributors — 0.1%
Genuine Parts Co.	11,175	1,032,682
Imperial Holdings Ltd. (South Africa)	18,911	231,733
LKQ Corp.*	39,680	1,161,434

		2,425,849

Diversified Consumer Services — 0.0%
Kroton Educacional SA (Brazil)	147,464	625,071

Diversified Financial Services — 0.1%
Fubon Financial Holding Co. Ltd. (Taiwan)	635,000	1,035,714
ORIX Corp. (Japan)	114,300	1,696,502
Rural Electrification Corp. Ltd. (India)	181,930	507,180
Voya Financial, Inc.	7,131	270,693

		3,510,089

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	70,210	2,917,226
Deutsche Telekom AG (Germany)	23,559	412,817
KT Corp. (South Korea)	1,121	31,998
LG Uplus Corp. (South Korea)	33,711	431,446
Nippon Telegraph & Telephone Corp. (Japan)	86,100	3,681,061
Orange SA (France)	72,751	1,129,505
Telecom Italia SpA (Italy)*	1,477,111	1,329,679
Telefonica SA (Spain)	99,729	1,116,303
Verizon Communications, Inc.	24,145	1,177,069

		12,227,104

Electric Utilities — 0.8%
American Electric Power Co., Inc.	22,900	1,537,277
Duke Energy Corp.	9,600	787,296
Edison International	14,700	1,170,267
EDP - Energias do Brasil SA (Brazil)	76,450	339,441
Endesa SA (Spain)	78,364	1,839,178
Enel SpA (Italy)	1,431,630	6,736,507
Eversource Energy	14,600	858,188
Iberdrola SA (Spain)	80,230	573,236
Korea Electric Power Corp. (South Korea)	21,937	913,135
NextEra Energy, Inc.	16,820	2,159,183
PG&E Corp.	20,698	1,373,519
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	36,739	269,329
Vistra Energy Corp.	12,313	200,702
Xcel Energy, Inc.	36,100	1,604,645

		20,361,903

Electrical Equipment — 0.4%
Acuity Brands, Inc.(a)	7,870	1,605,479
China High Speed Transmission Equipment Group Co. Ltd. (Hong Kong)	111,000	125,592
Gamesa Corp. Tecnologica SA (Spain)	77,972	1,844,419

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment (cont’d.)
Jiangnan Group Ltd. (China)	592,000	$81,525
Mitsubishi Electric Corp. (Japan)	91,000	1,311,155
Nidec Corp. (Japan)	12,400	1,184,257
Schneider Electric SE (France)	23,287	1,710,872
VestasWind Systems A/S (Denmark)	16,615	1,351,468

		9,214,767

Electronic Equipment, Instruments & Components — 0.5%
AAC Technologies Holdings, Inc. (China)	75,500	884,033
Amphenol Corp. (Class A Stock)	25,951	1,846,933
Arrow Electronics, Inc.*	13,884	1,019,224
Coretronic Corp. (Taiwan)	108,000	158,714
Corning, Inc.	59,219	1,598,913
Elite Material Co. Ltd. (Taiwan)	83,000	322,764
FLEXium Interconnect, Inc. (Taiwan)	126,887	441,225
Keyence Corp. (Japan)	9,200	3,690,789
Kingboard Chemical Holdings Ltd. (Hong Kong)	74,500	275,244
Kingboard Laminates Holdings Ltd. (Hong Kong)	159,500	206,997
Largan Precision Co. Ltd. (Taiwan)	7,000	1,102,499
Merry Electronics Co. Ltd. (Taiwan)	98,000	526,495
Partron Co. Ltd. (South Korea)	18,335	188,591
TE Connectivity Ltd.	1,272	94,828
Zhen Ding Technology Holding Ltd. (Taiwan)	111,000	260,830

		12,618,079

Energy Equipment & Services — 0.1%
TechnipFMC PLC (United Kingdom)*	70,758	2,309,082

Equity Real Estate Investment Trusts (REITs) — 3.2%
Alexandria Real Estate Equities, Inc.(a)	14,150	1,563,858
American Homes 4 Rent (Class A Stock)	46,781	1,074,092
Apartment Investment & Management Co. (Class A Stock)	42,291	1,875,607
AvalonBay Communities, Inc.	24,932	4,577,515
Boston Properties, Inc.	18,870	2,498,577
Brandywine Realty Trust	72,500	1,176,675
Brixmor Property Group, Inc.	73,300	1,573,017
Camden Property Trust	31,210	2,511,157
Corporate Office Properties Trust	40,700	1,347,170
CubeSmart(a)	39,800	1,033,208
CyrusOne, Inc.	20,800	1,070,576
Digital Realty Trust, Inc.(a)	26,100	2,776,779
Duke Realty Corp.	20,700	543,789
EastGroup Properties, Inc.	9,200	676,476
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (Turkey)	609,190	486,096
Equinix, Inc.	6,544	2,620,021
Equity LifeStyle Properties, Inc.	23,750	1,830,175
Essex Property Trust, Inc.	8,680	2,009,680
GGP, Inc.(a)	66,700	1,546,106
Goodman Group (Australia)	312,827	1,849,553
HCP, Inc.	119,773	3,746,499
Highwoods Properties, Inc.	16,850	827,841
Host Hotels & Resorts, Inc.(a)	116,700	2,177,622
Hudson Pacific Properties, Inc.	27,200	942,208
Invitation Homes, Inc.*	55,700	1,215,931
Kimco Realty Corp.	152,384	3,366,163
Klepierre (France)	42,261	1,641,869

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Liberty Property Trust	5,600	$215,880
Macerich Co. (The)(a)	21,980	1,415,512
Mid-America Apartment Communities, Inc.	5,200	529,048
National Health Investors, Inc.(a)	28,020	2,035,093
Outfront Media, Inc.	34,000	902,700
Park Hotels & Resorts, Inc.(a)	41,622	1,068,436
Pennsylvania Real Estate Investment Trust	4,300	65,102
Prologis, Inc.	103,964	5,393,652
Public Storage	15,638	3,423,314
Quality Care Properties, Inc.*	51,774	976,458
Rayonier, Inc.	44,166	1,251,664
Realty Income Corp.(a)	51,200	3,047,936
Regency Centers Corp.	18,270	1,212,945
Senior Housing Properties Trust	45,000	911,250
Simon Property Group, Inc.	22,448	3,861,729
SL Green Realty Corp.	10,220	1,089,656
Spirit Realty Capital, Inc.	186,600	1,890,258
Sunstone Hotel Investors, Inc.	71,200	1,091,496
Ventas, Inc.	13,100	852,024
Vornado Realty Trust	18,960	1,901,878
Weyerhaeuser Co.	19,200	652,416

		82,346,707

Food & Staples Retailing — 0.3%
CVS Health Corp.	18,000	1,412,999
Distribuidora Internacional de Alimentacion SA (Spain)	146,704	847,967
Koninklijke Ahold Delhaize NV (Netherlands)	84,239	1,800,179
Kroger Co. (The)	30,500	899,445
Walgreens Boots Alliance, Inc.	24,742	2,054,823
X5 Retail Group NV (Russia), GDR, RegS*	6,976	227,348

		7,242,761

Food Products — 0.5%
Associated British Foods PLC (United Kingdom)	31,868	1,040,988
Charoen Pokphand Foods PCL (Thailand), NVDR	817,400	660,180
Kraft Heinz Co. (The)	6,585	597,984
Leroy Seafood Group ASA (Norway)	7,157	313,431
M Dias Branco SA (Brazil)	4,329	176,363
Marine Harvest ASA (Norway)*	189,101	2,884,622
Mondelez International, Inc. (Class A Stock)	44,902	1,934,378
Nestle SA (Switzerland)	13,379	1,026,862
Post Holdings, Inc.*(a)	13,000	1,137,760
Ros Agro PLC (Russia), GDR, RegS	14,689	181,242
TreeHouse Foods, Inc.*(a)	12,400	1,049,784
WH Group Ltd. (Hong Kong), 144A	750,000	646,741

		11,650,335

Gas Utilities — 0.0%
China Resources Gas Group Ltd. (China)	352,000	1,246,694

Health Care Equipment & Supplies — 0.2%
Abbott Laboratories	11,409	506,674
Boston Scientific Corp.*	70,946	1,764,427
Essilor International SA (France)	9,615	1,167,372
Medtronic PLC	4,435	357,284
St. Shine Optical Co. Ltd. (Taiwan)	8,000	162,349

		3,958,106

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services — 0.9%
Acadia Healthcare Co., Inc.*(a)	48,474	$2,113,466
Aetna, Inc.	12,500	1,594,375
Cigna Corp.	3,700	542,013
Fresenius Medical Care AG & Co. KGaA (Germany)	6,370	537,130
Fresenius SE & Co. KGaA (Germany)	16,831	1,352,476
HCA Holdings, Inc.*	14,400	1,281,456
Humana, Inc.	11,274	2,324,022
Qualicorp SA (Brazil)	32,447	205,838
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	89,100	233,407
Sinopharm Group Co. Ltd. (China) (Class H Stock)	137,600	638,804
UnitedHealth Group, Inc.	77,912	12,778,347

		23,601,334

Health Care Technology — 0.1%
Evolent Health, Inc. (Class A Stock)*	29,690	662,087
Veeva Systems, Inc. (Class A Stock)*	16,220	831,762

		1,493,849

Hotels, Restaurants & Leisure — 0.6%
Accor SA (France)	29,388	1,222,372
Brinker International, Inc.(a)	16,400	720,943
Hilton Grand Vacations, Inc.*	28,752	824,032
Hilton Worldwide Holdings, Inc.	62,019	3,625,631
La Quinta Holdings, Inc.*	53,600	724,672
Norwegian Cruise Line Holdings Ltd.*	23,466	1,190,430
Oriental Land Co. Ltd. (Japan)	17,400	1,000,239
Red Rock Resorts, Inc. (Class A Stock)	12,100	268,378
Royal Caribbean Cruises Ltd.	9,605	942,347
Sands China Ltd. (Hong Kong)	198,000	917,847
Sodexo SA (France)	6,862	806,263
Starbucks Corp.	52,235	3,050,002
Wynn Macau Ltd. (Macau)	415,600	846,463

		16,139,619

Household Durables — 0.4%
Electrolux AB (Sweden) (Class B Stock)	66,803	1,854,573
Mohawk Industries, Inc.*	15,970	3,664,955
MRV Engenharia e Participacoes SA (Brazil)	119,588	550,458
Newell Brands, Inc.	15,840	747,173
Persimmon PLC (United Kingdom)	27,973	733,915
PulteGroup, Inc.	10,426	245,532
Taylor Wimpey PLC (United Kingdom)	327,328	791,734
Toll Brothers, Inc.*	12,066	435,703

		9,024,043

Household Products — 0.1%
Energizer Holdings, Inc.	11,250	627,188
Procter & Gamble Co. (The)	17,443	1,567,254

		2,194,442

Independent Power & Renewable Electricity Producers — 0.0%
China Power International Development Ltd. (China)	773,000	287,527
Dynegy, Inc.*	250	1,965
Huadian Power International Corp. Ltd. (China) (Class H Stock)	652,000	277,796

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Independent Power & Renewable Electricity Producers (cont’d.)
Huaneng Power International, Inc. (China) (Class H Stock)	436,000	$291,308

		858,596

Industrial Conglomerates — 0.8%
Carlisle Cos., Inc.	23,107	2,458,816
CK Hutchison Holdings Ltd. (Hong Kong)	121,500	1,495,900
General Electric Co.	112,722	3,359,116
Honeywell International, Inc.	51,648	6,449,286
Siemens AG (Germany)	47,828	6,551,128
Turkiye Sise ve Cam Fabrikalari A/S (Turkey)	171,315	196,647

		20,510,893

Insurance — 2.1%
AIA Group Ltd. (Hong Kong)	602,600	3,803,586
Alleghany Corp.*	573	352,200
Allianz SE (Germany)	25,110	4,656,572
Allied World Assurance Co. Holdings AG	20,000	1,061,999
American International Group, Inc.	59,349	3,705,158
Arthur J Gallagher & Co.	30,968	1,750,931
Athene Holding Ltd. (Class A Stock)*	8,500	424,915
AXA SA (France)	178,562	4,613,305
Cathay Financial Holding Co. Ltd. (Taiwan)	117,000	187,796
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	51,200	185,054
Chubb Ltd.	40,425	5,507,906
CNO Financial Group, Inc.	26,700	547,349
Hannover Rueck SE (Germany)	7,227	832,782
Hartford Financial Services Group, Inc. (The)	46,879	2,253,474
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	10,633	332,806
Loews Corp.	65,800	3,077,466
Marsh & McLennan Cos., Inc.	10,401	768,530
MetLife, Inc.	12,259	647,520
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	612,000	944,581
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	728,500	4,082,844
Prudential PLC (United Kingdom)	317,246	6,701,268
Sompo Holdings, Inc. (Japan)	19,800	727,421
Swiss Life Holding AG (Switzerland)*	3,955	1,275,341
Tokio Marine Holdings, Inc. (Japan)	39,700	1,677,895
Travelers Cos., Inc. (The)	11,800	1,422,372
Unum Group	18,000	844,020
Zurich Insurance Group AG (Switzerland)	5,599	1,494,153

		53,879,244

Internet & Direct Marketing Retail — 0.6%
Amazon.com, Inc.*	11,706	10,377,837
Expedia, Inc.	9,200	1,160,764
Netflix, Inc.*	9,848	1,455,633
Priceline Group, Inc. (The)*	1,521	2,707,334
Wayfair, Inc. (Class A Stock)*(a)	19,566	792,227

		16,493,795

Internet Software & Services — 1.6%
Alibaba Group Holding Ltd. (China), ADR*(a)	33,727	3,636,782

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
Alphabet, Inc. (Class A Stock)*	6,710	$5,688,738
Alphabet, Inc. (Class C Stock)*	16,934	14,047,769
Baidu, Inc. (China), ADR*	6,682	1,152,779
Facebook, Inc. (Class A Stock)*	60,824	8,640,049
GoDaddy, Inc. (Class A Stock)*(a)	44,915	1,702,279
Momo, Inc. (China), ADR*	24,448	832,943
NetEase, Inc. (China), ADR	3,917	1,112,428
Tencent Holdings Ltd. (China)	120,200	3,462,904

		40,276,671

IT Services — 0.9%
Accenture PLC (Class A Stock)	13,240	1,587,211
Atos SE (France)	4,375	540,667
Capgemini SA (France)	30,357	2,802,131
Fidelity National Information Services, Inc.	13,001	1,035,140
Mastercard, Inc. (Class A Stock)	33,647	3,784,278
PayPal Holdings, Inc.*	63,689	2,739,901
TravelSky Technology Ltd. (China) (Class H Stock)	135,000	318,989
Vantiv, Inc. (Class A Stock)*	37,883	2,429,058
Visa, Inc. (Class A Stock)(a)	70,357	6,252,627
WEX, Inc.*	3,704	383,364

		21,873,366

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.	17,580	929,455
Illumina, Inc.*	11,543	1,969,698
VWR Corp.*(a)	16,900	476,580

		3,375,733

Machinery — 0.9%
DMG Mori Co. Ltd. (Japan)	68,600	1,075,602
Dover Corp.	14,000	1,124,900
FANUC Corp. (Japan)	6,600	1,358,751
Illinois Tool Works, Inc.	8,300	1,099,501
Ingersoll-Rand PLC	1,000	81,319
John Bean Technologies Corp.	7,752	681,788
Komatsu Ltd. (Japan)	40,600	1,063,447
Kubota Corp. (Japan)	96,800	1,459,113
Makita Corp. (Japan)	35,800	1,255,569
Middleby Corp. (The)*	6,723	917,353
PACCAR, Inc.	9,864	662,861
SMC Corp. (Japan)	4,874	1,444,968
Snap-on, Inc.	1,839	310,184
Stanley Black & Decker, Inc.	32,574	4,328,107
VAT Group AG (Switzerland), 144A*	19,215	2,093,302
Volvo AB (Sweden) (Class B Stock)	131,870	1,945,346
WABCO Holdings, Inc.*	12,282	1,442,152
Wartsila OYJ Abp (Finland)	20,639	1,103,426

		23,447,689

Marine — 0.0%
Dfds A/S (Denmark)	18,654	1,024,870

Media — 1.0%
CBS Corp. (Class B Stock)	17,973	1,246,607
Charter Communications, Inc. (Class A Stock)*	10,064	3,294,148
Clear Channel Outdoor Holdings, Inc. (Class A Stock)	54,100	327,305

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Comcast Corp. (Class A Stock)	77,356	$2,907,812
Dentsu, Inc. (Japan)	11,700	637,203
DISH Network Corp. (Class A Stock)*	54,055	3,431,952
Entercom Communications Corp. (Class A Stock)(a)	38,546	551,208
Naspers Ltd. (South Africa) (Class N Stock)	8,819	1,519,623
Nexstar Media Group, Inc.(a)	13,158	923,034
Sinclair Broadcast Group, Inc. (Class A Stock)	15,100	611,550
Time Warner, Inc.	13,305	1,300,032
Twenty-First Century Fox, Inc. (Class A Stock)	15,313	495,988
Twenty-First Century Fox, Inc. (Class B Stock)	28,085	892,541
Viacom, Inc. (Class B Stock)	6,571	306,340
Walt Disney Co. (The)	49,695	5,634,916
WPP PLC (United Kingdom)	70,618	1,547,878

		25,628,137

Metals & Mining — 0.9%
Alcoa Corp.	12,314	423,602
Alrosa PJSC (Russia)	354,619	573,203
Antofagasta PLC (Chile)	113,807	1,188,216
APERAM SA (Luxembourg)	21,318	1,062,885
ArcelorMittal (Luxembourg)*	129,335	1,082,030
Bekaert SA (Belgium)	28,270	1,380,485
BHP Billiton Ltd. (Australia)	70,691	1,285,599
Boliden AB (Sweden)	30,019	893,526
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	306,434	497,622
Glencore PLC (Switzerland)*	276,277	1,083,984
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	157,619	472,884
Hoa Phat Group JSC (Vietnam)	182,850	245,541
KGHM Polska Miedz SA (Poland)	12,023	350,790
Magnitogorsk Iron & Steel OJSC (Russia)	319,290	207,673
Nippon Steel & Sumitomo Metal Corp. (Japan)	56,600	1,307,651
Norsk Hydro ASA (Norway)	422,120	2,460,002
Outokumpu OYJ (Finland)(a)	69,162	674,358
POSCO (South Korea)	3,739	971,115
Rio Tinto Ltd. (United Kingdom)	19,071	880,555
Rio Tinto PLC (United Kingdom)	101,850	4,101,254
Severstal PJSC (Russia), GDR, RegS	27,193	392,406
South32 Ltd. (Australia)	47,822	100,817
United States Steel Corp.	8,810	297,866
Vale SA (Brazil), ADR(a)	38,851	369,085

		22,303,149

Multiline Retail — 0.2%
Dollar General Corp.	17,796	1,240,915
Izumi Co. Ltd. (Japan)	19,700	884,687
Kohl’s Corp.(a)	28,000	1,114,680
Macy’s, Inc.	17,429	516,596
Marui Group Co. Ltd. (Japan)	62,600	852,998
Nordstrom, Inc.(a)	18,570	864,805

		5,474,681

	Shares	Value
COMMON STOCKS (Continued)
Multi-Utilities — 0.2%
Engie SA (France)	150,501	$2,126,830
NiSource, Inc.	16,036	381,496
RWE AG (Germany)*	64,562	1,069,922
Sempra Energy	8,300	917,150

		4,495,398

Oil, Gas & Consumable Fuels — 2.0%
Aker BP ASA (Norway)	29,748	477,427
Anadarko Petroleum Corp.	19,286	1,195,731
Apache Corp.	22,100	1,135,719
Bharat Petroleum Corp. Ltd. (India)	39,747	397,823
Cabot Oil & Gas Corp.	14,896	356,163
Chaparral Energy, Inc. (Class A Stock)*^	9,827	265,329
Chaparral Energy, Inc. (Class B Stock)*^	2,104	56,807
CNOOC Ltd. (China) (Class H Stock)	875,000	1,045,907
Concho Resources, Inc.*	18,013	2,311,788
ConocoPhillips	25,300	1,261,711
Diamondback Energy, Inc.*	9,605	996,183
Enagas SA (Spain)	22,869	593,304
EOG Resources,Inc.	48,208	4,702,690
EQT Corp.	34,541	2,110,455
Exxon Mobil Corp.	38,700	3,173,787
Halcon Resources Corp.*(a)	8,184	63,017
Hindustan Petroleum Corp. Ltd. (India)	48,635	393,749
Inpex Corp. (Japan)	119,100	1,174,442
Kinder Morgan, Inc.	40,500	880,470
LUKOIL PJSC (Russia), ADR	20,134	1,069,424
Marathon Petroleum Corp.	25,900	1,308,986
MOL Hungarian Oil & Gas PLC (Hungary)	5,583	382,275
Occidental Petroleum Corp.	51,666	3,273,558
Oil & Natural Gas Corp. Ltd. (India)	247,628	705,557
Oil Search Ltd. (Australia)	126,858	699,426
PBF Energy, Inc. (Class A Stock)(a)	32,900	729,393
Penn Virginia Corp.*	1,770	80,093
Penn Virginia Corp. NPV*	2,193	99,233
Phillips 66	16,600	1,315,052
Pioneer Natural Resources Co.	14,287	2,660,668
Polski Koncern Naftowy ORLEN SA (Poland)	40,480	1,020,987
PTT PCL (Thailand), NVDR	88,300	994,427
Rosneft Oil Co. PJSC (Russia), GDR, RegS	106,975	615,106
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XEQT)(a)	126,685	3,335,426
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XLON)	80,595	2,124,340
Sabine Oil & Gas Corp.*	41	1,394
SandRidge Energy, Inc.*	6,833	126,342
SK Innovation Co. Ltd. (South Korea)	6,961	1,037,237
S-Oil Corp. (South Korea)	6,743	606,296
Star Petroleum Refining PCL (Thailand), NVDR	648,500	247,230
Stone Energy Corp.*	464	10,134
Tatneft PJSC (Russia), ADR	9,969	369,969
Thai Oil PCL (Thailand), NVDR	159,600	350,704
TOTAL SA (France)(a)	77,193	3,903,153

		49,658,912

Paper & Forest Products — 0.2%
KapStone Paper and Packaging Corp.	25,000	577,500

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Paper & Forest Products (cont’d.)
Lee & Man Paper Manufacturing Ltd. (Hong Kong)	250,000	$191,216
Nine Dragons Paper Holdings Ltd. (Hong Kong)	162,000	174,286
Sappi Ltd. (South Africa)	21,765	147,440
Stora Enso OYJ (Finland) (Class R Stock)	88,732	1,049,188
UPM-Kymmene OYJ (Finland)	85,902	2,016,905

		4,156,535

Personal Products — 0.2%
Chlitina Holding Ltd. (China)	40,148	190,646
Coty, Inc. (Class A Stock)(a)	36,584	663,268
Grape King Bio Ltd. (Taiwan)	54,000	339,729
Unilever NV (United Kingdom), CVA	68,289	3,390,502
Unilever PLC (United Kingdom)	29,801	1,469,998

		6,054,143

Pharmaceuticals — 1.9%
Allergan PLC	11,202	2,676,382
Astellas Pharma, Inc. (Japan)	90,600	1,194,917
AstraZeneca PLC (United Kingdom)	31,736	1,951,348
Bayer AG (Germany)	12,595	1,451,119
Bristol-Myers Squibb Co.	34,520	1,877,198
Eli Lilly & Co.	27,408	2,305,287
GlaxoSmithKline PLC (United Kingdom)	123,617	2,570,356
Jazz Pharmaceuticals PLC*	6,100	885,293
Johnson & Johnson	19,900	2,478,545
Merck & Co., Inc.	59,612	3,787,746
Merck KGaA (Germany)	6,309	718,933
Novartis AG (Switzerland)	29,830	2,215,103
Novo Nordisk A/S (Denmark) (Class B Stock)	33,551	1,152,106
Pfizer, Inc.	267,848	9,163,080
Revance Therapeutics, Inc.*	22,968	477,734
Roche Holding AG (Switzerland)	23,631	6,043,243
Sanofi (France)	72,588	6,561,632
Teva Pharmaceutical Industries Ltd. (Israel), ADR	22,625	726,036
TherapeuticsMD, Inc.*(a)	79,680	573,696

		48,809,754

Professional Services — 0.2%
Adecco Group AG (Switzerland)	20,845	1,480,087
Equifax, Inc.	9,007	1,231,617
Randstad Holding NV (Netherlands)	16,792	968,028
RELX NV (United Kingdom)	47,156	874,822

		4,554,554

Real Estate Management & Development — 0.4%
Aldar Properties PJSC (United Arab Emirates)	253,183	155,820
CBRE Group, Inc. (Class A Stock)*	66,776	2,323,137
Cheung Kong Property Holdings Ltd. (Hong Kong)	160,000	1,079,333
China Overseas Land & Investment Ltd. (China)	456,000	1,303,232
China Resources Land Ltd. (China)	500,000	1,352,325
Deutsche Wohnen AG (Germany)	47,853	1,575,875
Emaar Properties PJSC (United Arab Emirates)	114,695	228,115

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Hang Lung Properties Ltd. (Hong Kong)	110,000	$285,964
Mitsui Fudosan Co. Ltd. (Japan)	110,000	2,348,700

		10,652,501

Road & Rail — 0.1%
Canadian Pacific Railway Ltd. (Canada)	4,352	639,396
Old Dominion Freight Line, Inc.	13,036	1,115,491
Union Pacific Corp.	8,377	887,292

		2,642,179

Semiconductors & Semiconductor Equipment — 2.4%
ams AG (Austria)	17,124	925,044
Analog Devices, Inc.	21,867	1,792,001
Applied Materials, Inc.	65,670	2,554,563
ASML Holding NV (Netherlands)	24,566	3,259,743
BE Semiconductor Industries NV (Netherlands)	19,809	807,088
Broadcom Ltd.	37,200	8,145,312
Cavium, Inc.*	16,144	1,156,879
Dialog Semiconductor PLC (United Kingdom)*	29,178	1,488,278
Infineon Technologies AG (Germany)	143,869	2,944,623
King Yuan Electronics Co. Ltd. (Taiwan)	141,000	130,121
KLA-Tencor Corp.	7,900	751,053
Lam Research Corp.	20,487	2,629,711
Micron Technology,Inc.*	164,541	4,755,235
NVIDIA Corp.	20,119	2,191,563
ON Semiconductor Corp.*	1,496	23,173
QUALCOMM, Inc.	19,200	1,100,928
Semiconductor Manufacturing International Corp. (China)*	148,500	184,080
Silicon Motion Technology Corp. (Taiwan), ADR(a)	11,497	537,485
SK Hynix, Inc. (South Korea)	114,419	5,167,962
STMicroelectronics NV (Switzerland)	53,857	828,733
Sumco Corp. (Japan)	33,500	559,591
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	366,000	2,295,052
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	185,414	6,088,996
Texas Instruments, Inc.	58,946	4,748,690
Tokyo Electron Ltd. (Japan)	46,100	5,046,864
Xinyi Solar Holdings Ltd. (China)*	458,000	146,275

		60,259,043

Software — 1.1%
Adobe Systems, Inc.*	27,744	3,610,327
Electronic Arts, Inc.*	33,140	2,966,693
Guidewire Software, Inc.*	13,193	743,162
Microsoft Corp.	190,065	12,517,681
NCSoft Corp. (South Korea)	2,233	608,996
salesforce.com, Inc.*	15,479	1,276,863
SAP SE (Germany)	20,467	2,007,982
ServiceNow, Inc.*	12,352	1,080,429
Snap, Inc. (Class A Stock)*(a)	38,230	861,322
Splunk, Inc.*(a)	19,531	1,216,586
Workday, Inc. (Class A Stock)*(a)	3,163	263,415

		27,153,456

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail — 0.7%
AutoZone, Inc.*	1,685	$1,218,339
Bed Bath & Beyond, Inc.	19,900	785,253
Best Buy Co., Inc.(a)	22,100	1,086,215
Dixons Carphone PLC (United Kingdom)	300,397	1,196,450
Gap, Inc. (The)(a)	27,700	672,833
Home Depot, Inc. (The)	23,979	3,520,837
Industria de Diseno Textil SA (Spain)	27,644	973,530
Kingfisher PLC (United Kingdom)	201,234	823,366
Lowe’s Cos., Inc.	25,447	2,091,998
Murphy USA, Inc.*	6,400	469,888
Nebraska Book Holdings, Inc.*	1,680	25
O’Reilly Automotive, Inc.*(a)	1,556	419,871
Tiffany & Co.	14,300	1,362,790
TJX Cos., Inc. (The)	23,916	1,891,277
Ulta Beauty, Inc.*	3,297	940,403

		17,453,075

Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.	111,137	15,965,941
Hewlett Packard Enterprise Co.	42,600	1,009,620
HP, Inc.	19,776	353,595
Logitech International SA (Switzerland)	52,476	1,667,634
Micro-Star International Co. Ltd. (Taiwan)	248,000	577,129
Pegatron Corp. (Taiwan)	149,000	441,091
Samsung Electronics Co. Ltd. (South Korea)	2,818	5,186,290
Samsung Electronics Co. Ltd. (South Korea), GDR	5,104	4,682,920

		29,884,220

Textiles, Apparel & Luxury Goods — 0.6%
adidas AG (Germany)	18,111	3,445,303
Burberry Group PLC (United Kingdom)	66,338	1,431,617
Cie Financiere Richemont SA (Switzerland)	14,262	1,127,585
Columbia Sportswear Co.	14,400	845,999
Hanesbrands, Inc.(a)	33,900	703,764
Kering (France)	14,862	3,841,318
LVMH Moet Hennessy Louis Vuitton SE (France)	7,130	1,567,125
Moncler SpA (Italy)	36,409	797,589
NIKE, Inc. (Class B Stock)	20,854	1,162,193

		14,922,493

Thrifts & Mortgage Finance — 0.0%
Housing Development Finance Corp. Ltd. (India)	48,844	1,130,026

Tobacco — 0.6%
British American Tobacco PLC (United Kingdom)	78,641	5,217,508
Imperial Brands PLC (United Kingdom)	79,952	3,874,759
Japan Tobacco, Inc. (Japan)	53,400	1,738,039
KT&G Corp. (South Korea)	15,041	1,311,965
Philip Morris International, Inc.	24,633	2,781,066

		14,923,337

Trading Companies & Distributors — 0.4%
Barloworld Ltd. (South Africa)	16,448	146,127
HD Supply Holdings, Inc.*	29,189	1,200,398
Mitsubishi Corp. (Japan)	141,800	3,073,172

	Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors (cont’d.)
Mitsui & Co. Ltd. (Japan)	100,200	$1,455,107
Travis Perkins PLC (United Kingdom)	30,810	584,495
United Rentals, Inc.*	6,971	871,724
Wolseley PLC (Switzerland)	28,328	1,783,569

		9,114,592

Transportation Infrastructure — 0.1%
Aena SA (Spain), 144A	4,833	763,903
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	246,000	222,986
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	294,000	384,561

		1,371,450

Wireless Telecommunication Services — 0.3%
China Mobile Ltd. (China)	73,000	802,818
KDDI Corp. (Japan)	73,100	1,922,589
Mobile TeleSystems PJSC (Russia), ADR	77,696	856,987
NII Holdings, Inc.*	8,909	11,582
NTT DOCOMO, Inc. (Japan)	21,800	509,079
T-Mobile US, Inc.*	12,450	804,146
Vodafone Group PLC (United Kingdom)	1,509,254	3,933,086

		8,840,287

TOTAL COMMON STOCKS (cost $919,919,275)		1,045,553,292

PREFERRED STOCKS — 1.1%
Aerospace & Defense — 0.0%
Arconic, Inc., CVT, 5.375%	14,816	608,197

Banks — 0.3%
Bank of America Corp., Series L, CVT, 7.250%	1,850	2,210,861
Itau Unibanco Holding SA (Brazil), PRFC, ADR	122,863	1,482,956
Wells Fargo & Co., Series L, CVT, 7.500%	2,107	2,612,680

		6,306,497

Chemicals — 0.0%
Braskem SA (Brazil) (PRFC A)	28,513	290,267

Consumer Finance — 0.1%
Mandatory Exchangeable Trust (China), CVT, 144A, 5.750%	27,226	3,524,406

Diversified Financial Services — 0.0%
GMAC Capital Trust I, Series 2, 6.824%	3,000	76,290

Diversified Telecommunication Services — 0.0%
Frontier Communications Corp., Series A, CVT, 11.125%	8,328	410,237

Electric Utilities — 0.1%
Cia Energetica de Minas Gerais (Brazil) (PRFC)	75,420	250,549
Exelon Corp., CVT, 6.500%	14,936	737,241
NextEra Energy, Inc., CVT, 6.123%	19,401	989,451

		1,977,241

Equity Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp., CVT, 5.500%	9,868	1,102,256

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Welltower, Inc., Series I, CVT, 6.500%(a)	8,804	$555,708

		1,657,964

Food Products — 0.0%
Bunge Ltd., CVT, 4.875%	4,300	461,175
Tyson Foods, Inc., CVT, 4.750%	3,005	201,335

		662,510

Health Care Providers & Services — 0.0%
Anthem, Inc., CVT, 5.250%	7,235	368,985

Household Products — 0.1%
Henkel AG & Co. KGaA (Germany) (PRFC)*	22,812	2,923,941

Insurance — 0.0%
XLIT Ltd. (Bermuda), Series D, 4.143%	350	303,625

Metals & Mining — 0.0%
Metalurgica Gerdau SA (Brazil) (PRFC)*	186,545	297,938

Multi-Utilities — 0.1%
Dominion Resources, Inc., CVT, 6.375%	19,596	985,679

Oil, Gas & Consumable Fuels — 0.1%
Hess Corp., CVT, 8.000%	6,481	385,620
Kinder Morgan, Inc., Series A, CVT, 9.750%(a)	17,989	897,291
Southwestern Energy Co., Series B, CVT, 6.250%	19,861	392,851
Surgutneftegas OJSC (Russia) (PRFC)	886,506	506,844

		2,182,606

Pharmaceuticals — 0.2%
Allergan PLC, Series A, CVT, 5.500%	2,709	2,302,054
Teva Pharmaceutical Industries Ltd. (Israel), CVT, 7.000%	2,468	1,424,036

		3,726,090

Water Utilities — 0.0%
Cia de Saneamento do Parana (Brazil) (PRFC),144A	31,950	112,263

Wireless Telecommunication Services — 0.0%
T-Mobile US, Inc., CVT, 5.500%	9,287	982,657

TOTAL PREFERRED STOCKS
(cost $27,126,508)		27,397,393

	Units
RIGHTS* — 0.0%
Media — 0.0%
Media General, Inc.^	42,900	—

Oil, Gas & Consumable Fuels — 0.0%
Vistra Energy Corp.^	12,314	13,853

TOTAL RIGHTS (cost $ —)		13,853

WARRANTS* — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
Sabine Oil & Gas Corp., expiring 04/13/26	133	732
Sabine Oil & Gas Corp., expiring 04/13/26	23	104

		836

		Units	Value
WARRANTS* (Continued)
Specialty Retail — 0.0%
Nebraska Book Holdings, Inc., Series A, expiring 06/29/19^		1,980	$—
Nebraska Book Holdings, Inc., Series B, expiring 06/29/19^		4,243	—

			—

TOTAL WARRANTS (cost $1,070)			836

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.7%
Non-Residential Mortgage-Backed Securities — 0.2%
CPS Auto Receivables Trust,
Series 2013-A, Class A, 144A
1.310%	06/15/20	117	116,619
CPS Auto Trust,
Series 2012-D, Class A, 144A
1.480%	03/16/20	50	50,036
DT Auto Owner Trust,
Series 2016-4A, Class C, 144A
2.740%	10/17/22	1,250	1,253,569
Exeter Automobile Receivables Trust,
Series 2014-3A, Class B, 144A
2.770%	11/15/19	1,374	1,378,796
First Investors Auto Owner Trust,
Series 2015-2A, Class B, 144A
2.750%	09/15/21	1,730	1,734,563
Flagship Credit Auto Trust,
Series 2016-4, Class A1, 144A
1.470%	03/16/20	540	539,129
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-NC3, Class A1
1.122%(c)	09/25/36	186	128,305
Series 2006-NC3, Class A2B
1.132%(c)	09/25/36	312	161,609
Series 2007-NC2, Class A2B
1.122%(c)	01/25/37	70	46,589

			5,409,215

Residential Mortgage-Backed Securities — 0.5%
Accredited Mortgage Loan Trust,
Series 2003-3, Class A1
5.210%	01/25/34	130	132,045
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-FM1, Class A2B
1.072%(c)	07/25/36	345	121,161
Ameriquest Mortgage Securities Trust,
Series 2006-M3, Class A2B
1.082%(c)	10/25/36	148	66,333
Series 2006-M3, Class A2C
1.142%(c)	10/25/36	242	109,494
Series 2006-M3, Class A2D
1.222%(c)	10/25/36	90	41,080
Asset-Backed Funding Certificates Trust,
Series 2006-OPT2, Class A2
1.122%(c)	10/25/36	333	284,801

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Bear Stearns Asset-Backed Securities Trust,
Series 2003-SD1, Class A
1.882%(c)	12/25/33	166	$158,613
Carrington Mortgage Loan Trust,
Series 2006-FRE2, Class A2
1.102%(c)	10/25/36	185	121,217
Countrywide Asset-Backed Certificates,
Series 2006-25, Class 2A3
1.152%(c)	06/25/47	88	86,024
Series 2007-2, Class 2A3
1.122%(c)	08/25/37	186	176,138
Series 2007-7, Class 2A3
1.212%(c)	10/25/47	336	319,417
Countrywide Asset-Backed Certificates Trust,
Series 2006-17, Class 2A2
1.132%(c)	03/25/47	191	178,192
Series 2006-18, Class 2A2
1.142%(c)	03/25/37	179	173,884
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-CF2, Class 1A2, 144A
5.150%	01/25/43	6	5,533
Credit-Based Asset Servicing & Securitization LLC,
Series 2006-CB4, Class AV4
1.222%(c)	05/25/36	56	44,321
Series 2006-CB8, Class A1
1.122%(c)	10/25/36	199	154,690
CSAB Mortgage-Backed Trust,
Series 2006-2, Class A2
1.152%(c)	09/25/36	115	46,690
Equity One Mortgage Pass-Through Trust,
Series 2003-2, Class M1
5.050%(c)	09/25/33	88	89,061
Fieldstone Mortgage Investment Trust,
Series 2006-2, Class 2A3
1.252%(c)	07/25/36	68	38,044
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2D
1.222%(c)	10/25/36	210	150,797
Series 2006-FF16, Class 2A3
1.122%(c)	12/25/36	184	114,509
Fremont Home Loan Trust,
Series 2006-B, Class 2A3
1.142%(c)	08/25/36	317	132,954
Series 2006-B, Class 2A4
1.222%(c)	08/25/36	139	59,014
GMAT Trust,
Series 2013-1A, Class A, 144A
6.967%	11/25/43	138	138,132
GSAA Home Equity Trust,
Series 2007-5, Class 1AV1
1.082%(c)	03/25/47	97	51,093
GSAMP Trust,
Series 2005-WMC1, Class M1
1.717%(c)	09/25/35	90	85,064
Series 2006-FM1, Class A1
1.142%(c)	04/25/36	230	160,597
Series 2006-FM2, Class A2C
1.132%(c)	09/25/36	64	29,503

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2006-FM2, Class A2D
1.222%(c)	09/25/36	103	$49,342
Series 2006-HE3, Class A2C
1.142%(c)	05/25/46	269	250,659
Series 2007-HE1, Class A2C
1.132%(c)	03/25/47	358	324,446
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2006-C, Class 2A
1.112%(c)	08/25/36	206	169,619
Series 2006-C, Class 3A3
1.132%(c)	08/25/36	112	104,109
Series 2006-D, Class 1A
1.122%(c)	11/25/36	242	197,169
Series 2006-E, Class 2A3
1.152%(c)	04/25/37	221	157,268
Series 2007-B, Class 2A3
1.182%(c)	07/25/37	266	167,864
JPMorgan Mortgage Acquisition Trust,
Series 2006-CW2, Class AV4
1.132%(c)	08/25/36	48	46,505
LendingClub Issuance Trust,
Series 2016-NP2, Class A, 144A
3.000%	01/17/23	823	824,798
MASTR Asset-Backed Securities Trust,
Series 2006-HE4, Class A2
1.092%(c)	11/25/36	96	46,007
Series 2006-HE4, Class A3
1.132%(c)	11/25/36	123	59,157
Series 2006-NC3, Class A1
1.112%(c)	10/25/36	177	106,984
Merrill Lynch Mortgage Investors Trust,
Series 2007-HE3, Class A1
1.052%(c)	04/25/47	94	54,207
Mid-State Capital Corp. Trust,
Series 2006-1, Class A, 144A
5.787%	10/15/40	609	648,257
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE7, Class A2B
1.982%(c)	07/25/37	82	76,981
Series 2007-NC2, Class A2C
1.242%(c)	02/25/37	205	123,050
Murray Hill Marketplace Trust,
Series 2016-LC1, Class A, 144A
4.190%	11/25/22	479	483,133
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 1AV1
1.157%(c)	06/25/37	167	144,672
New Century Home Equity Loan Trust,
Series 2006-2, Class A2B
1.142%(c)	08/25/36	188	158,427
NovaStar Mortgage Funding Trust,
Series 2006-4, Class A2C
1.132%(c)	09/25/36	201	115,050
Series 2006-4, Class A2D
1.232%(c)	09/25/36	80	46,333
Series 2007-1, Class A1A
1.112%(c)	03/25/37	318	210,819
Series 2007-1, Class A2C
1.162%(c)	03/25/37	461	247,284

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Ownit Mortgage Loan Trust,
Series 2006-1, Class AV
1.212%(c)	12/25/35	220	$212,464
Progress Residential Trust,
Series 2015-SFR2, Class B, 144A
3.138%	06/12/32	900	892,892
RAMP Trust,
Series 2005-EFC6, Class M1
1.392%(c)	11/25/35	168	166,802
RASC Trust,
Series 2004-KS5, Class AI5
4.990%	06/25/34	262	261,988
Series 2006-EMX1, Class M1
1.392%(c)	01/25/36	100	96,860
Series 2007-KS3, Class AI3
1.232%(c)	04/25/37	138	131,920
SG Mortgage Securities Trust,
Series 2006-FRE1, Class A2B
1.162%(c)	02/25/36	139	78,338
Structured Asset Investment Loan Trust,
Series 2006-4, Class A1
1.154%(c)	07/25/36	275	174,982
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC5, Class A4
1.152%(c)	12/25/36	57	52,506
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2002-AL1, Class A2
3.450%	02/25/32	98	97,528
WaMu Asset-Backed Certificates Trust,
Series 2007-HE2, Class 2A4
1.342%(c)	04/25/37	317	152,744
Westgate Resorts LLC,
Series 2014-1A, Class A, 144A
2.150%	12/20/26	1,307	1,294,522

			11,694,087

TOTAL ASSET-BACKED SECURITIES (cost $17,234,134)			17,103,302

BANK LOANS(c) — 0.5%
Biotechnology — 0.0%
Concordia Healthcare Corp.,
Initial Dollar Term loan
5.250%	10/21/22	345	241,528

Building Products — 0.0%
Continental Building Products, Inc.,
Term Loan
3.281%	08/18/23	69	69,455

Chemicals — 0.0%
Axalta Coating Systems LLC,
Dollar Term Loan B-1
3.647%	02/01/20	69	69,832
Chemours Co. (The),
Term Loan
2.500%	05/12/22	125	124,805

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Chemicals (cont’d.)
Unifrax LLC,
Term Loan^
4.250%	03/30/24	79	$79,102

			273,739

Commercial Services — 0.0%
Prime Security Services Borrower LLC,
2016-2 Refinancing Term Loan B-1
4.250%	05/02/22	111	111,819
4.250%	05/02/22	32	32,381
Syniverse Holdings, Inc.,
Initial Term Loan
4.039%	04/30/19	58	53,799

			197,999

Commercial Services & Supplies — 0.1%
Freedom Group, Inc.,
Term Loan B
5.500%	04/19/19	587	568,458
Spin Holdings Co., Inc.,
Initial Term Loan (First Lien)
4.284%	11/14/19	249	248,984
Tribe Buyer LLC,
Term Loan (First Lien)
5.500%	02/08/24	125	123,906
UFC Holdings LLC,
Term Loan (Second Lien)
8.500%	07/26/24	72	72,360

			1,013,708

Cosmetics/Personal Care — 0.0%
Revlon Consumer Products Corp.,
Initial Term Loan B
4.482%	07/14/23	28	27,817
4.482%	09/07/23	8	7,999

			35,816

Distribution/Wholesale — 0.0%
Univar USA, Inc.,
Term Loan B-2
3.732%	07/01/22	38	38,435

Diversified Financial Services — 0.0%
Gulf Finance LLC,
Tranche Term Loan B
6.250%	07/27/23	244	242,556

Electric — 0.0%
Vistra Operations Co. LLC,
Incremental Term Loan
4.193%	12/12/23	222	221,306
Initial Term Loan
3.732%	08/04/23	203	202,428
Initial Term Loan C
3.732%	08/04/23	46	46,283

			470,017

Electric Utilities — 0.0%
Energy Future Intermediate Holdings Co. LLC,
2016 Additional Term Loan (DIP)
4.304%	06/30/17	520	519,252

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Electrical Components & Equipment — 0.0%
Vertiv Group Corp.,
Term Loan B
5.000%	09/26/23	44	$44,806
5.039%	09/26/23	153	154,382

			199,188

Foods — 0.1%
Albertson’s LLC,
2016-1 Term Loan B-5
4.401%	12/21/22	171	172,104
Dole Food Co., Inc.,
Tranche Term Loan B
4.250%	03/25/24	344	344,788
6.500%	11/01/18	4	3,625
4.500%	11/01/18	88	87,800
Moran Foods LLC,
Term Loan
7.000%	11/29/23	524	521,560
SUPERVALU, Inc.,
New Term Loan
5.500%	03/18/19	33	32,956
5.500%	03/21/19	44	44,078

			1,206,911

Health Care Equipment & Supplies — 0.0%
CHG Healthcare Services, Inc.,
Term Loan (First Lien)
4.750%	05/19/23	277	279,626

Health Care Providers & Services — 0.0%
Multiplan, Inc.,
Initial Term Loan
4.897%	05/16/23	70	70,577
National Mentor Holdings, Inc.,
Tranche Term Loan B
4.397%	01/31/21	68	68,513
Tennessee Merger Sub, Inc.,
Initial Term Loan
3.750%	01/12/24	350	347,988

			487,078

Healthcare-Services — 0.0%
CHS/Community Health Systems, Inc.,
2021 Incremental Term Loan H
4.054%	12/31/19	300	298,000
4.054%	01/27/21	31	30,381

			328,381

Household Products/Wares — 0.0%
Zep, Inc.,
2016 Term Loan^
5.000%	06/27/22	211	213,490

Industrial Conglomerates — 0.0%
Rexnord LLC/RBS Global, Inc.,
Refinancing Term Loan B
3.750%	08/21/23	8	7,836
3.793%	08/21/23	38	38,574
3.903%	08/21/23	36	36,002

			82,412

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Insurance — 0.0%
Alliant Holdings I LLC,
Initial Term Loan
4.387%	08/01/22	133	$133,751
HUB International Ltd.,
New Initial Term Loan
4.035%	10/02/20	30	30,108
USI, Inc.,
Initial Term Loan
4.250%	12/27/19	147	147,133

			310,992

Internet Software & Services — 0.0%
GoDaddy Operating Co. LLC,
Initial Term Loan
2.750%	02/03/24	300	300,113

Leisure Time — 0.0%
Delta 2 Lux Sarl,
Facility Term Loan B-3
4.568%	07/29/22	380	379,661
Intrawest Operations Group LLC,
Initial Term Loan
4.482%	12/09/20	198	199,343

			579,004

Lodging — 0.0%
Casablanca US Holdings, Inc.,
Term Loan
5.500%	02/07/24	146	144,631

Machinery — 0.0%
Piscine US Acquisition LLC,
Term Loan
5.500%	12/12/23	100	100,332

Media — 0.1%
iHeartCommunications, Inc.,
Tranche Term Loan D
7.732%	01/30/19	239	204,986
Tranche Term Loan E
8.482%	07/30/19	250	212,937
Radiate Holding Co. LLC,
Closing Date Term Loan
3.982%	12/12/23	60	60,246
Univision Communications, Inc.,
2017 Replacement Repriced Term Loan (First-Lien)
3.750%	03/15/24	529	525,038
Vertis, Inc.,
Term Loan^
11.500%	12/20/15(d)	354	—

			1,003,207

Multiline Retail — 0.0%
Sears Roebuck Acceptance Corp.,
2015 Term Loan
5.500%	06/30/18	72	70,611

Oil & Gas — 0.1%
California Resources Corp.,
Term Loan^
11.375%	08/05/21	410	451,000

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Oil & Gas (cont’d.)
Chesapeake Energy Corp.,
Term Loan (Class A)
8.553%	08/15/21	362	$384,043
Citgo Holding, Inc.,
Term Loan
9.647%	05/12/18	409	413,310
MEG Energy Corp.,
Initial Term Loan
4.540%	01/17/23	227	226,598
Western Refining, Inc.,
2016 Incremental Term Loan
5.500%	06/23/23	167	167,481

			1,642,432

Oil, Gas & Consumable Fuels — 0.0%
Alon USA Partners LP,
Tranche Term Loan B^
9.250%	11/13/18	27	26,597
EXCO Resources, Inc.,
Term Loan
12.500%	10/19/20	70	49,140

			75,737

Pharmaceuticals — 0.0%
Valeant Pharmaceuticals International,
Tranche Term Loan B (Series F-1)
5.570%	03/16/22	164	164,617

Real Estate Management & Development — 0.0%
Lightstone Generation LLC,
Term Loan B (First Lien)
5.500%	01/30/24	100	100,962
Term Loan C (First Lien)
5.539%	01/30/24	10	9,615

			110,577

Retail — 0.0%
BJ’s Wholesale Club, Inc.,
Tranche Term Loan B (First Lien)
4.750%	01/27/24	137	133,718
J.Crew Group, Inc.,
Initial Term Loan
4.000%	02/28/21	504	306,001
Landry’s Inc.,
Term Loan B
4.039%	09/22/23	151	152,608
Rite Aid Corp.,
Tranche Term Loan 1 (Second Lien)
5.750%	08/21/20	30	30,068
Tranche Term Loan 2 (Second Lien)
4.875%	06/21/21	142	141,844

			764,239

Software — 0.1%
Camelot Finance SA,
Initial term Loan
4.750%	09/15/23	47	47,398
Initial Term Loan
4.750%	10/03/23	34	34,323

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Software (cont’d.)
Dell Software Group,
Term Loan
7.000%	10/31/22	130	$131,242
First Data Corp.,
2021C New Dollar Term Loan
3.984%	03/24/21	331	329,663
2022C New Dollar Term Loan
3.984%	07/10/22	77	76,353
Genesys Telecom Holdings U.S., Inc.,
Tranche Dollar Term Loan B-1
5.025%	11/17/23	94	94,357
Infor US, Inc.,
Tranche Term Loan B-6
3.897%	06/03/20	128	128,169
3.897%	02/01/22	200	199,900
SolarWinds Holdings, Inc.,
2017 Refinancing Term Loan
4.500%	01/29/23	500	499,875

			1,541,280

Telecommunications — 0.0%
Avaya, Inc.,
Facility Term Loan
8.500%	01/19/18	75	76,578
8.500%	01/24/18	6	6,624
Replacement Term Loan B-6
6.532%	03/31/18	190	149,958
Term Loan B-3
5.537%	10/26/17	185	145,642
Cincinnati Bell, Inc.,
Tranche Term Loan B
4.000%	08/09/20	13	13,296
4.000%	09/10/20	25	24,875
Consolidated Communications, Inc.,
Term Loan
4.000%	10/05/23	109	109,545
Intelsat Jackson Holding SA,
Tranche Term Loan B-2
3.887%	06/30/19	100	98,438
Level 3 Financing, Inc.,
Term Loan
2.250%	02/15/24	175	175,088

			800,044

Transportation — 0.0%
XPO Logistics, Inc.,
Refinanced Term Loan B
2.250%	10/31/21	80	80,328

Transportation Infrastructure — 0.0%
Floatel Delaware LLC/Floatel International Ltd.,
Initial Term Loan^
6.000%	06/27/20	99	81,290

TOTAL BANK LOANS (cost $14,149,648)			13,669,025

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
A10 Term Asset Financing LLC,
Series 2013-2, Class A, 144A
2.620%	11/15/27	209	$209,095
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2005-3, Class AM
4.727%	07/10/43	74	73,782
BB-UBS Trust,
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	386	383,131
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-PW16, Class AM
5.768%(c)	06/11/40	685	686,355
Commercial Mortgage Trust,
Series 2006-GG7, Class AM
5.728%(c)	07/10/38	714	714,131
Series 2015-CR23, Class CMD, 144A
3.685%(c)	05/10/48	230	221,557
Fannie Mae-Aces,
Series 2011-M2, Class A2
3.645%	04/25/21	420	429,359
Series 2011-M4, Class A2
3.726%	06/25/21	1,430	1,509,558
Series 2014-M3, Class A2
3.476%(c)	01/25/24	2,290	2,406,535
Series 2014-M9, Class A2
3.103%(c)	07/25/24	2,800	2,876,637
Series 2015-M2, Class A3
3.160%(c)	12/25/24	3,814	3,840,857
Series 2015-M5, Class A1
2.964%(c)	03/25/25	3,937	3,947,780
Series 2015-M10, Class A2
3.095%(c)	04/25/27	1,579	1,585,207
FHLMC Multifamily Structured Pass-Through Certificates,
Series K037, Class A2
3.490%	01/25/24	3,800	4,026,833
Series K708, Class X1, IO
1.462%(c)	01/25/19	15,658	341,118
Series KSMC, Class A2
2.615%	01/25/23	2,085	2,097,672
FREMF Mortgage Trust,
Series 2015-K45, Class C, 144A
3.591%(c)	04/25/48	1,810	1,604,393
GS Mortgage Securities Trust,
Series 2011-GC5, Class D, 144A
5.400%(c)	08/10/44	1,755	1,747,717
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class A4
3.494%	01/15/48	1,960	2,003,832
LB-UBS Commercial Mortgage Trust,
Series 2007-C7, Class A3
5.866%(c)	09/15/45	669	678,739
Morgan Stanley Capital I Trust,
Series 2007-HQ11, Class X, IO, 144A
0.437%(c)	02/12/44	7,809	9,761
Morgan Stanley Re-REMIC Trust,
Series 2012-IO, Class AXA, 144A^
1.000%	03/27/51	262	260,925

Interest Rate	Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
UBS Commercial Mortgage Trust,
Series 2012-C1, Class D, 144A
5.546%(c)	05/10/45		1,560	$1,547,994
Series 2012-C1, Class XA, IO, 144A
2.089%(c)	05/10/45		4,130	353,405
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4
3.525%	05/10/63		647	674,394
Velocity Commercial Capital Loan Trust,
Series 2015-1, Class M3, 144A
7.050%(c)	06/25/45		125	121,359
Series 2016-1, Class M5, 144A
7.767%(c)	04/25/46		43	45,305
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30		1,049	1,061,026
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A
4.207%(c)	03/15/45		1,125	1,025,109

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $36,602,830)				36,483,566

CONVERTIBLE BONDS — 3.6%
Aerospace & Defense — 0.1%
Airbus SE (France),
Sr. Unsec’d. Notes, RegS
0.000%(ss)	06/14/21	EUR	700	830,773
0.000%(ss)	07/01/22	EUR	400	446,009
MTU Aero Engines AG (Germany),
Sr. Unsec’d. Notes, RegS
0.125%	05/17/23	EUR	400	496,063
Safran SA (France),
Sr. Unsec’d. Notes, RegS
0.000%(ss)	12/31/20	EUR	468	464,766

				2,237,611

Airlines — 0.0%
Air France-Klm (France),
Gtd. Notes
2.073%	02/15/23	EUR	4,080	485,987

Apparel — 0.0%
Asics Corp. (Japan),
Sr. Unsec’d. Notes, RegS
0.000%(ss)	03/01/19	JPY	40,000	365,131
LVMH Moet Hennessy Louis Vuitton SE (France),
Sr. Unsec’d. Notes, RegS
0.000%(ss)	02/16/21		176	476,235

				841,366

Auto Manufacturers — 0.1%
Suzuki Motor Corp. (Japan),
Sr. Unsec’d. Notes, RegS
0.000%(ss)	03/31/21	JPY	110,000	1,234,326
Tesla, Inc.,
Sr. Unsec’d. Notes
0.250%	03/01/19		1,223	1,223,000
1.250%	03/01/21		620	607,988

				3,065,314

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Banks — 0.0%
National Bank of Abu Dhabi PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, RegS
1.000%	03/12/18		400	$397,999
Shizuoka Bank Ltd. (The) (Japan),
Sr. Unsec’d. Notes, RegS
0.000%(ss)	04/25/18		400	390,000
Yamaguchi Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, RegS
0.653%(c)	03/26/20		300	310,425

				1,098,424

Biotechnology — 0.1%
Illumina, Inc.,
Sr. Unsec’d. Notes
0.000%(ss)	06/15/19		227	228,419
0.500%	06/15/21		344	356,255
Ionis Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.000%	11/15/21		386	371,766
Medicines Co. (The),
Sr. Unsec’d. Notes, 144A
2.750%	07/15/23		300	361,500

				1,317,940

Building Materials — 0.0%
Cemex SAB de CV (Mexico),
Sub. Notes
3.750%	03/15/18		500	583,438
LIXIL Group Corp. (Japan),
Sr. Unsec’d. Notes, RegS
0.000%(ss)	03/04/20	JPY	40,000	369,083

				952,521

Chemicals — 0.1%
Brenntag Finance BV (Germany),
Gtd. Notes, RegS
1.875%	12/02/22		250	253,750
Kansai Paint Co. Ltd. (Japan),
Sr. Unsec’d. Notes, RegS
0.000%(ss)	06/17/22	JPY	30,000	281,258
OCI NV (Netherlands),
Sr. Unsec’d. Notes, RegS
3.875%	09/25/18	EUR	200	212,294
Toray Industries, Inc. (Japan),
Sr. Unsec’d. Notes, RegS
0.000%(ss)	08/30/19	JPY	30,000	317,637
0.000%(ss)	08/31/21	JPY	30,000	341,552

				1,406,491

Coal — 0.1%
RAG-Stiftung (Germany),
Sr. Unsec’d. Notes, RegS
0.000%(ss)	02/18/21	EUR	700	807,997
0.000%(ss)	12/31/18	EUR	400	441,358

				1,249,355

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Commercial Services — 0.1%
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, RegS
1.750%	06/19/24		600	$614,100
Macquarie Infrastructure Corp.,
Sr. Unsec’d. Notes
2.000%	10/01/23		610	597,800
Toppan Printing Co. Ltd. (Japan),
Sr. Unsec’d. Notes, RegS
0.000%(ss)	12/19/19	JPY	30,000	301,805

				1,513,705

Cosmetics/Personal Care — 0.0%
Unicharm Corp. (Japan),
Sr. Unsec’d. Notes, RegS
0.000%(ss)	09/25/20	JPY	30,000	325,115

Diversified Financial Services — 0.1%
Blackhawk Network Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
1.500%	01/15/22(a)		292	311,528
Brait SE (South Africa),
Sr. Unsec’d. Notes, RegS
2.750%	09/18/20	GBP	300	353,016
China Overseas Finance Investment Cayman V Ltd. (Hong Kong),
Gtd. Notes, RegS
0.000%(ss)	01/05/23		800	814,800
Haniel Finance Deutschland GmbH (Germany),
Gtd. Notes, RegS
0.000%(ss)	05/12/20	EUR	300	333,803
Magyar Nemzeti Vagyonkezelo Zrt (Hungary),
Gov’t. Gtd. Notes, RegS
3.375%	04/02/19	EUR	400	514,839
Mebuki Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, RegS
0.000%(ss)	04/24/19		400	397,000
Remgro Jersey GBP Ltd. (South Africa),
Sr. Sec’d. Notes, RegS
2.625%	03/22/21	GBP	200	246,946
Solidium Oy (Finland),
Sr. Unsec’d. Notes, RegS
0.000%(ss)	09/04/18	EUR	200	223,495

				3,195,427

Electric — 0.0%
Tohoku Electric Power Co., Inc. (Japan),
Sr. Sec’d. Notes, RegS
0.000%(ss)	12/03/20	JPY	60,000	547,022

Electrical Components & Equipment — 0.0%
Bekaert SA (Belgium),
Sr. Unsec’d. Notes, RegS
0.000%(ss)	06/09/21	EUR	300	345,484
Prysmian SpA (Italy),
Sr. Unsec’d. Notes, RegS
0.000%(ss)	01/17/22	EUR	500	530,361
SunPower Corp.,
Sr. Unsec’d. Notes
0.875%	06/01/21		279	211,343

				1,087,188

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Electronics — 0.0%
Zhen Ding Technology Holding Ltd. (Taiwan),
Sr. Unsec’d. Notes, RegS
0.000%(ss)	06/26/19		200	$201,000

Energy-Alternate Sources — 0.0%
SolarCity Corp.,
Sr. Unsec’d. Notes
1.625%	11/01/19		306	272,723

Engineering & Construction — 0.0%
China Railway Construction Corp. Ltd. (China),
Sr. Unsec’d. Notes, RegS
0.000%(ss)	01/29/21		250	301,563
Dycom Industries, Inc.,
Sr. Unsec’d. Notes
0.750%	09/15/21		354	413,074
OHL Investments SA (Spain),
Sr. Sec’d. Notes, RegS
4.000%	04/25/18	EUR	200	208,027

				922,664

Foods — 0.0%
J Sainsbury PLC (United Kingdom),
Sr. Unsec’d. Notes, RegS
1.250%	11/21/19	GBP	400	522,458
Marine Harvest ASA (Norway),
Sr. Unsec’d. Notes, RegS
0.125%	11/05/20	EUR	300	356,446

				878,904

Forest Products & Paper — 0.0%
Daio Paper Corp. (Japan),
Sr. Unsec’d. Notes, RegS
0.000%(ss)	09/17/20	JPY	40,000	386,239

Gas — 0.0%
CenterPoint Energy, Inc.,
Sub. Notes
4.184%	09/15/29		679	477,633
ENN Energy Holdings Ltd. (China),
Sr. Unsec’d. Notes, RegS
0.000%(ss)	02/26/18		500	532,500

				1,010,133

Healthcare-Products — 0.1%
NuVasive, Inc.,
Sr. Unsec’d. Notes
2.250%	03/15/21		442	602,778
QIAGEN NV,
Sr. Unsec’d. Notes, RegS
0.375%	03/19/19		200	226,620
Terumo Corp. (Japan),
Sr. Unsec’d. Notes, RegS
0.000%(ss)	12/04/19	JPY	30,000	304,904
0.000%(ss)	12/06/21	JPY	30,000	313,258
Wright Medical Group, Inc.,
Sr. Unsec’d. Notes
2.000%	02/15/20		390	465,075

				1,912,635

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Healthcare-Services — 0.1%
Anthem, Inc.,
Sr. Unsec’d. Notes
2.750%	10/15/42		291	$664,389
Fresenius Medical Care AG & Co. KGaA (Germany),
Gtd. Notes, RegS
1.125%	01/31/20	EUR	300	388,690
Fresenius SE & Co. KGaA (Germany),
Gtd. Notes, RegS
0.000%(ss)	09/24/19	EUR	400	650,217
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes
1.125%	01/15/20		281	358,275

				2,061,571

Holding Companies-Diversified — 0.1%
Industrivarden AB (Sweden),
Sr. Unsec’d. Notes, RegS
0.000%(ss)	05/15/19	SEK	4,000	488,804
Sagerpar SA (Belgium),
Gtd. Notes, RegS
0.375%	10/09/18	EUR	300	345,964
Wendel SA (France),
Sr. Unsec’d. Notes, RegS
0.000%(ss)	07/31/19	EUR	997	605,950

				1,440,718

Home Furnishings — 0.1%
Sony Corp. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	09/30/22	JPY	78,000	764,376
Steinhoff Finance Holding GmbH (South Africa),
Gtd. Notes, RegS
1.250%	08/11/22	EUR	600	625,334
4.000%	01/30/21	EUR	300	426,055

				1,815,765

Insurance — 0.0%
Old Republic International Corp.,
Sr. Unsec’d. Notes
3.750%	03/15/18(a)		330	439,106
Swiss Life Holding AG (Switzerland),
Sr. Unsec’d. Notes, RegS
0.000%(ss)	12/02/20	CHF	295	402,159

				841,265

Internet — 0.4%
Ctrip.com International Ltd. (China),
Sr. Unsec’d. Notes
1.000%	07/01/20		1,040	1,151,800
Sr. Unsec’d. Notes, 144A
1.250%	09/15/22		695	719,325
FireEye, Inc.,
Sr. Unsec’d. Notes
1.625%	06/01/35		992	888,460
Palo Alto Networks, Inc.,
Sr. Unsec’d. Notes
0.000%(ss)	07/01/19		323	384,370
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes
0.350%	06/15/20		933	1,328,359

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Internet (cont’d.)
1.000%	03/15/18		364	$685,230
Rocket Internet SE (Germany),
Sr. Unsec’d. Notes, RegS
3.000%	07/22/22	EUR	400	390,663
Twitter, Inc.,
Sr. Unsec’d. Notes
0.250%	09/15/19		590	553,863
1.000%	09/15/21(a)		599	545,839
VeriSign, Inc.,
Jr. Sub. Notes
4.485%	08/15/37		671	1,713,147
Yahoo!, Inc.,
Sr. Unsec’d. Notes
0.000%(ss)	12/01/18		701	726,411

				9,087,467

Investment Companies — 0.1%
Aabar Investments PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, RegS
0.500%	03/27/20	EUR	1,400	1,318,707
Baosteel Hong Kong Investment Co. Ltd. (China),
Sr. Unsec’d. Notes, RegS
0.000%(ss)	12/01/18		700	717,850
Indah Capital Ltd. (Malaysia),
Sr. Unsec’d. Notes, RegS
0.000%(ss)	10/24/18	SGD	810	603,657

				2,640,214

Media — 0.2%
DISH Network Corp.,
Sr. Unsec’d. Notes, 144A
2.375%	03/15/24		1,192	1,219,565
3.375%	08/15/26		1,334	1,611,639
Liberty Interactive LLC,
Sr. Unsec’d. Notes, 144A
1.750%	09/30/46		473	531,829
Liberty Media Corp.,
Sr. Unsec’d. Notes
1.375%	10/15/23		499	564,182
Liberty Media Corp.-Liberty Formula One,
Sr. Unsec’d. Notes, 144A
1.000%	01/30/23		440	483,725

				4,410,940

Metal Fabricate/Hardware — 0.0%
RTI International Metals, Inc.,
Gtd. Notes
1.625%	10/15/19		204	236,895

Miscellaneous Manufacturing — 0.1%
CRRC Corp. Ltd. (China),
Sr. Unsec’d. Notes, RegS
0.000%(ss)	02/05/21		250	262,750
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, RegS
1.650%	08/16/19		1,750	2,232,213

				2,494,963

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Oil & Gas — 0.2%
Amorim Energia BV (Portugal),
Sr. Sec’d. Notes, RegS
3.375%	06/03/18	EUR	300	$339,659
BP Capital Markets PLC (United Kingdom),
Gtd. Notes, RegS
1.000%	04/28/23	GBP	400	575,330
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.500%	09/15/26		361	373,861
Eni SpA (Italy),
Sr. Unsec’d. Notes, RegS
0.000%(ss)	04/13/22	EUR	300	341,644
Ensco Jersey Finance Ltd.,
Gtd. Notes, 144A
3.000%	01/31/24		944	927,484
3.000%	01/31/24		23	22,439
Nabors Industries, Inc.,
Gtd. Notes, 144A
0.750%	01/15/24(a)		618	577,444
Oasis Petroleum, Inc.,
Gtd. Notes
2.625%	09/15/23		81	109,046
TOTAL SA (France),
Sr. Unsec’d. Notes, RegS
0.500%	12/02/22		600	602,820
Whiting Petroleum Corp.,
Gtd. Notes
1.250%	04/01/20		295	257,019

				4,126,746

Oil & Gas Services — 0.1%
TechnipFMC PLC (United Kingdom),
Sr. Unsec’d. Notes, RegS
0.875%	01/25/21	EUR	300	414,053
Weatherford International Ltd.,
Gtd. Notes
5.875%	07/01/21(a)		773	992,822

				1,406,875

Pharmaceuticals — 0.2%
Bayer Capital Corp. BV (Germany),
Gtd. Notes, 144A
5.625%	11/22/19	EUR	2,400	2,977,917
Impax Laboratories, Inc.,
Sr. Unsec’d. Notes
2.000%	06/15/22		471	380,038
Jazz Investments I Ltd.,
Gtd. Notes
1.875%	08/15/21		325	346,328
Teva Pharmaceutical Finance Co. LLC (Israel),
Gtd. Notes
0.250%	02/01/26(a)		399	428,426

				4,132,709

Pipelines — 0.0%
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	03/15/45		353	240,040

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Real Estate — 0.1%
British Land Jersey Ltd. (United Kingdom),
Gtd. Notes, RegS
0.000%(ss)	09/10/17	GBP	300	$379,778
CapitaLand Ltd. (Singapore),
Sr. Unsec’d. Notes, RegS
1.850%	06/19/20	SGD	750	521,947
1.950%	10/17/23	SGD	1,250	918,165
Deutsche Wohnen AG (Germany),
Sr. Unsec’d. Notes, RegS
0.875%	09/08/21	EUR	200	332,309
IMMOFINANZ AG (Austria),
Sr. Unsec’d. Notes
0.295%	03/08/18	EUR	118	545,035
LEG Immobilien AG (Germany),
Sr. Unsec’d. Notes, RegS
0.500%	07/01/21	EUR	200	312,840

				3,010,074

Real Estate Investment Trusts (REITs) — 0.1%
British Land White 2015 Ltd. (United Kingdom),
Gtd. Notes, RegS
1.653%	06/09/20	GBP	300	355,008
Extra Space Storage LP,
Gtd. Notes, 144A
3.125%	10/01/35		560	579,600
Fonciere Des Regions (France),
Sr. Unsec’d. Notes, RegS
0.875%	04/01/19	EUR	300	304,119
Intu Jersey 2 Ltd. (United Kingdom),
Gtd. Notes, RegS
2.875%	11/01/22	GBP	500	603,583
Spirit Realty Capital, Inc.,
Sr. Unsec’d. Notes
2.875%	05/15/19		202	204,651
Unibail-Rodamco SE (France),
Sr. Unsec’d. Notes, RegS
0.000%(ss)	07/01/21	EUR	15	48,481
Sr. Unsec’d. Notes
0.000%(ss)	01/01/22	EUR	117	417,123

				2,512,565

Retail — 0.0%
Nebraska Book Holdings, Inc.,
Sr. Unsec’d. Notes, PIK, 144A^(g)
2.000%	04/01/26		34	3,361
Yamada Denki Co. Ltd. (Japan),
Sr. Unsec’d. Notes, RegS
0.000%(ss)	06/28/19	JPY	70,000	716,788

				720,149

Semiconductors — 0.5%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
2.125%	09/01/26		336	663,600
Advanced Semiconductor Engineering, Inc. (Taiwan),
Sr. Unsec’d. Notes, RegS
0.000%(ss)	09/05/18		200	264,020

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Semiconductors (cont’d.)
ASM Pacific Technology Ltd. (Hong Kong),
Sr. Unsec’d. Notes, RegS
2.000%	03/28/19	HKD	2,000	$305,604
Intel Corp.,
Jr. Sub. Notes
2.950%	12/15/35		1,192	1,622,610
3.250%	08/01/39		665	1,161,672
Microchip Technology, Inc.,
Jr. Sub. Notes
2.125%	12/15/37		210	652,181
Sr. Sub. Notes, 144A
1.625%	02/15/27		2,364	2,395,028
Micron Technology, Inc.,
Sr. Unsec’d. Notes
3.000%	11/15/43(a)		641	718,321
Nanya Technology Corp. (Taiwan),
Sr. Unsec’d. Notes, RegS
0.000%(ss)	01/24/22		400	434,499
Novellus Systems, Inc.,
Gtd. Notes
2.625%	05/15/41		403	1,528,378
ON Semiconductor Corp.,
Gtd. Notes, 144A
1.625%	10/15/23		681	706,112
Semiconductor Manufacturing International Corp. (China),
Sr. Unsec’d. Notes, RegS
0.000%(ss)	07/07/22		250	300,625
STMicroelectronics NV (Switzerland),
Sr. Unsec’d. Notes, RegS
1.000%	07/03/21		400	531,000
Teradyne, Inc.,
Sr. Unsec’d. Notes, 144A
1.250%	12/15/23(a)		328	381,915
Xilinx, Inc.,
Sr. Unsec’d. Notes
2.625%	06/15/17		216	434,430

				12,099,995

Software — 0.2%
Akamai Technologies, Inc.,
Sr. Unsec’d. Notes
0.000%(ss)	02/15/19		433	428,399
Citrix Systems, Inc.,
Sr. Unsec’d. Notes
0.500%	04/15/19		925	1,158,563
Nuance Communications, Inc.,
Sr. Unsec’d. Notes
1.000%	12/15/35		364	346,483
Red Hat, Inc.,
Sr. Unsec’d. Notes
0.250%	10/01/19(a)		493	639,668
salesforce.com, Inc.,
Sr. Unsec’d. Notes
0.250%	04/01/18		978	1,260,398
ServiceNow, Inc.,
Sr. Unsec’d. Notes
0.000%(ss)	11/01/18		401	515,786

				4,349,297

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Telecommunications — 0.3%
America Movil BV (Mexico),
Gtd. Notes, RegS
0.000%(ss)	09/17/18	EUR	400	$368,687
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes, RegS
0.490%	05/28/20	EUR	1,400	1,453,199
Clearwire Communications LLC/Clearwire Finance, Inc.,
Gtd. Notes, 144A
8.250%	12/01/40		77	79,599
Finisar Corp.,
Sr. Unsec’d. Notes, 144A
0.500%	12/15/36		445	433,875
Inmarsat PLC (United Kingdom),
Sr. Unsec’d. Notes, RegS
3.875%	09/09/23		200	227,300
Telefonica Participaciones SAU (Spain),
Gtd. Notes, RegS
0.000%(ss)	03/09/21	EUR	400	437,944
4.900%	09/25/17(a)	EUR	600	628,624
Telenor East Holding II A/S (Norway),
Gtd. Notes, RegS
0.250%	09/20/19		600	667,800
Viavi Solutions, Inc.,
Sr. Unsec’d. Notes
0.625%	08/15/33		437	486,163
Sr. Unsec’d. Notes, 144A
1.000%	03/01/24		475	498,156
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes, RegS
0.000%(ss)	11/26/20	GBP	400	487,377
Sub. Notes, RegS
2.000%	02/25/19	GBP	900	1,165,044

				6,933,768

Transportation — 0.0%
Deutsche Post AG (Germany),
Sr. Unsec’d. Notes, RegS
0.600%	12/06/19	EUR	200	324,797
Kawasaki Kisen Kaisha Ltd. (Japan),
Sr. Unsec’d. Notes, RegS
0.000%(ss)	09/26/18	JPY	30,000	288,613
Nagoya Railroad Co. Ltd. (Japan),
Sr. Unsec’d. Notes, RegS
0.000%(ss)	12/11/24	JPY	30,000	286,985

				900,395

Water — 0.0%
Suez (France),
Sr. Unsec’d. Notes*
0.000%(ss)	02/27/20	EUR	10	204,567
Veolia Environnement SA (France),
Sr. Unsec’d. Notes, RegS
0.000%(ss)	03/15/21	EUR	1,700	530,530

				735,097

TOTAL CONVERTIBLE BONDS (cost $88,400,120)				91,105,272

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS — 20.9%
Advertising — 0.0%
Acosta, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	10/01/22	90	$76,409
Lamar Media Corp.,
Gtd. Notes
5.000%	05/01/23	172	177,160
5.375%	01/15/24	15	15,488
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.625%	02/15/24	25	26,125
5.875%	03/15/25(a)	215	225,213

			520,395

Aerospace & Defense — 0.3%
Arconic, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24	370	382,208
5.870%	02/23/22	175	188,878
5.900%	02/01/27	160	171,287
6.750%	07/15/18	40	42,159
6.750%	01/15/28	83	91,041
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
3.800%	10/07/24	200	205,187
6.375%	06/01/19	70	76,195
Boeing Co. (The),
Sr. Unsec’d. Notes
7.950%	08/15/24	540	714,418
Harris Corp.,
Sr. Unsec’d. Notes
3.832%	04/27/25	90	91,620
4.854%	04/27/35	150	160,236
5.054%	04/27/45	140	153,180
KLX, Inc.,
Gtd. Notes, 144A
5.875%	12/01/22	585	603,281
L3 Technologies, Inc.,
Gtd. Notes
3.850%	12/15/26	90	91,252
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/21	365	378,129
3.800%	03/01/45	295	277,039
6.150%	09/01/36	200	252,209
Orbital ATK, Inc.,
Gtd. Notes
5.250%	10/01/21	41	42,384
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
2.800%	03/15/22	185	185,252
3.200%	03/15/24	125	124,857
3.500%	03/15/27	75	75,022
4.350%	04/15/47	45	44,940
TransDigm, Inc.,
Gtd. Notes
5.500%	10/15/20	175	175,875
6.000%	07/15/22(a)	225	227,948
6.375%	06/15/26	39	39,023
6.500%	07/15/24(a)	620	628,525

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Aerospace & Defense (cont’d.)
6.500%	05/15/25	375	$378,282
Gtd. Notes, 144A
6.500%	05/15/25	126	127,103
Triumph Group, Inc.,
Gtd. Notes
4.875%	04/01/21	92	88,780
United Technologies Corp.,
Sr. Unsec’d. Notes
3.100%	06/01/22	64	65,869
4.150%	05/15/45	205	205,468
4.500%	06/01/42	171	180,980

			6,468,627

Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	418	418,849
3.875%	09/16/46	60	55,620
4.000%	01/31/24	280	294,439
Bunge Ltd. Finance Corp.,
Gtd. Notes
8.500%	06/15/19	230	260,764
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
3.300%	03/01/22	250	257,809
6.000%	11/27/17	190	195,535
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.000%	02/21/20	635	633,416
2.125%	05/10/23	725	691,405
Reynolds American, Inc.,
Gtd. Notes
4.450%	06/12/25	612	644,196

			3,452,033

Airlines — 0.1%
Air Canada 2013-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
4.125%	11/15/26	106	109,705
Air Canada 2015-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.600%	09/15/28	257	258,720
Allegiant Travel Co.,
Gtd. Notes
5.500%	07/15/19	205	211,919
American Airlines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.250%	07/31/22	35	37,523
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27	165	170,425
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24	768	816,897
American Airlines Group, Inc.,
Gtd. Notes, 144A
5.500%	10/01/19(a)	514	534,558

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Airlines (cont’d.)
Continental Airlines 2003-ERJ1 Pass-Through Trust,
Pass-Through Certificates
7.875%	07/02/18	143	$147,731
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	143	157,680
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/29/24	72	74,802
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	05/23/19	56	58,290
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	04/15/19	32	33,401
Delta Air Lines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	05/07/20	46	49,081
Northwest Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.027%	11/01/19	52	57,181
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27	59	61,200
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30	115	113,131
United Continental Holdings, Inc.,
Gtd. Notes
5.000%	02/01/24	455	453,294
US Airways 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.375%	11/15/21	9	9,129

			3,354,667

Auto Manufacturers — 0.3%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.375%	08/01/18	227	228,634
2.450%	05/18/20	221	221,278
Fiat Chrysler Automobiles NV (United Kingdom),
Sr. Unsec’d. Notes
4.500%	04/15/20	200	203,750
5.250%	04/15/23(a)	1,132	1,164,262
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46	150	149,655
7.450%	07/16/31	300	378,395
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.000%	06/12/17	200	200,566
4.134%	08/04/25	680	683,316
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23	395	421,431
5.000%	04/01/35	105	103,896
5.200%	04/01/45	255	249,954
6.600%	04/01/36	1,100	1,264,690

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	05/15/18	205	$207,816
4.000%	01/15/25(a)	330	331,655
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
5.625%	02/01/23	220	228,800
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	04/01/22	145	151,888
Navistar International Corp.,
Gtd. Notes
8.250%	11/01/21	154	153,998
Nissan Motor Acceptance Corp. (Japan),
Sr. Unsec’d. Notes, MTN, 144A
1.800%	03/15/18	364	363,700
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.125%	07/18/19	285	287,262

			6,994,946

Auto Parts & Equipment — 0.3%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	325	318,906
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/21(a)	290	297,974
6.625%	10/15/22(a)	190	195,698
Gtd. Notes, 144A
6.250%	04/01/25	671	671,839
6.500%	04/01/27	323	321,990
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26	309	308,999
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	09/15/21	10	10,363
5.500%	12/15/24	180	182,250
6.000%	09/15/23	1,205	1,256,213
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
4.875%	03/15/27	195	195,000
5.000%	05/31/26	492	504,300
5.125%	11/15/23(a)	660	688,050
8.750%	08/15/20	105	123,900
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, PIK, 144A
4.750%	09/15/26	200	195,000
MPG Holdco I, Inc.,
Gtd. Notes
7.375%	10/15/22	348	377,580
Tenneco, Inc.,
Gtd. Notes
5.000%	07/15/26	125	122,421
5.375%	12/15/24	14	14,376
TI Group Automotive Systems LLC,
Gtd. Notes, 144A
8.750%	07/15/23	295	312,945

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Auto Parts & Equipment (cont’d.)
Titan International, Inc.,
Sr. Sec’d. Notes
6.875%	10/01/20	71	$73,308
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.750%	04/29/25	445	460,575

			6,631,687

Banks — 2.1%
ABN AMRO Bank NV (Netherlands),
Sub. Notes, 144A
4.750%	07/28/25	250	257,025
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes, MTN, 144A
4.875%	01/12/21	160	173,406
Sub. Notes, 144A
4.400%	05/19/26	370	379,595
Bank of America Corp.,
Jr. Sub. Notes
5.125%(c)	12/29/49	138	138,518
6.100%(c)	12/29/49	354	375,062
6.250%(c)	09/29/49	250	263,125
8.000%(c)	07/29/49	1,511	1,556,328
8.125%(c)	12/29/49	204	212,669
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	105	105,652
6.400%	08/28/17	1,555	1,585,195
Sr. Unsec’d. Notes, MTN
2.000%	01/11/18	267	267,682
2.503%	10/21/22	395	385,044
3.124%(c)	01/20/23	675	678,469
3.824%(c)	01/20/28	405	405,679
3.875%	08/01/25	120	122,127
4.100%	07/24/23	150	157,121
4.443%(c)	01/20/48	160	161,034
5.000%	05/13/21	75	81,433
5.625%	07/01/20	630	690,947
5.650%	05/01/18	70	72,829
6.875%	04/25/18	620	652,384
Sub. Notes, MTN
3.950%	04/21/25	470	467,963
4.200%	08/26/24	450	458,243
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.500%(c)	12/29/49	125	118,281
4.625%(c)	12/29/49	120	115,199
4.950%(c)	12/29/49	235	242,417
Sr. Unsec’d. Notes
5.450%	05/15/19	300	321,959
Sr. Unsec’d. Notes, MTN
2.200%	03/04/19	110	110,815
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
2.450%	03/22/21	275	274,913
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan),
Sr. Unsec’d. Notes, 144A
4.100%	09/09/23	200	211,954

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Barclays PLC (United Kingdom),
Jr. Sub. Notes
8.250%(c)	12/29/49	370	$388,797
Sr. Unsec’d. Notes
3.650%	03/16/25	380	369,964
3.684%	01/10/23	395	396,872
BB&T Corp.,
Sub. Notes
5.250%	11/01/19	80	86,236
BPCE SA (France),
Sr. Unsec’d. Notes
2.650%	02/03/21	500	497,892
Branch Banking & Trust Co.,
Sub. Notes, MTN
1.353%(c)	05/23/17	522	522,065
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.050%	03/09/22	270	269,838
3.200%	02/05/25	50	48,415
3.750%	04/24/24	815	828,851
Citigroup, Inc.,
Jr. Sub. Notes
5.800%(c)	11/29/49	255	262,649
5.875%(c)	12/29/49	240	248,250
5.950%(c)	12/29/49	35	36,444
6.250%(c)	12/29/49	155	167,206
Sr. Unsec’d. Notes
2.900%	12/08/21	205	205,782
3.400%	05/01/26	475	462,821
3.887%(c)	01/10/28	860	863,833
Sub. Notes
3.875%	03/26/25	150	149,019
4.600%	03/09/26	245	251,596
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 144A
2.250%	03/10/20	680	680,460
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
3.750%	07/21/26	375	365,734
4.625%	12/01/23	500	527,083
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
6.625%(c)	09/29/49(a)	200	197,500
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes, 144A
6.250%(c)	12/29/49	200	203,184
Sr. Unsec’d. Notes, 144A
3.574%	01/09/23	500	499,210
4.282%	01/09/28	250	248,913
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.800%	06/09/23	800	803,275
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
2.200%	03/02/20	380	379,490
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
1.875%	02/13/18	90	89,902
2.950%	08/20/20	115	115,284

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
6.000%	09/01/17	210	$213,472
Sr. Unsec’d. Notes, 144A
4.250%	10/14/21	335	343,332
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21	185	186,123
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26	295	303,084
Fifth Third Bancorp,
Sub. Notes
8.250%	03/01/38	100	142,454
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.375%(c)	12/29/49	97	99,183
5.700%(c)	12/29/49(a)	250	258,475
Sr. Unsec’d. Notes
2.350%	11/15/21	210	205,670
2.375%	01/22/18	190	191,042
2.875%	02/25/21	40	40,259
3.000%	04/26/22	590	591,445
3.500%	01/23/25	405	403,441
3.850%	01/26/27	405	406,975
4.750%	10/21/45	215	226,512
5.250%	07/27/21	101	110,789
5.750%	01/24/22	340	382,459
5.950%	01/18/18	60	61,960
Sr. Unsec’d. Notes, GMTN
5.375%	03/15/20	600	650,446
7.500%	02/15/19	1,960	2,151,022
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24	73	74,776
Sub. Notes
5.150%	05/22/45	210	220,654
6.450%	05/01/36	605	721,568
HSBC Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.500%	05/15/18	200	199,402
4.750%	01/19/21	1,130	1,213,339
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.875%(c)	12/29/49	326	347,190
Sr. Unsec’d. Notes
2.650%	01/05/22	200	197,453
3.262%(c)	03/13/23	305	306,698
4.000%	03/30/22	1,129	1,182,432
4.041%(c)	03/13/28	300	303,247
Sub. Notes
4.250%	08/18/25	200	201,387
HSBC USA, Inc.,
Sr. Unsec’d. Notes
1.625%	01/16/18	200	199,874
KeyBank NA,
Sub. Notes
5.700%	11/01/17	205	209,747
KeyCorp,
Sr. Unsec’d. Notes, MTN
5.100%	03/24/21	100	109,129

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/11/27	495	$486,620
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, MTN, 144A
2.600%	06/24/19	130	131,287
Macquarie Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
6.250%	01/14/21	282	313,191
Manufacturers & Traders Trust Co.,
Sub. Notes
6.625%	12/04/17	250	258,363
Morgan Stanley,
Jr. Sub. Notes
5.450%(c)	07/29/49	395	402,150
Sr. Unsec’d. Notes
2.210%(c)	01/20/22	205	207,010
3.625%	01/20/27	465	461,604
4.375%	01/22/47	325	325,235
5.750%	01/25/21	115	127,656
Sr. Unsec’d. Notes, GMTN
6.625%	04/01/18	1,385	1,449,655
7.300%	05/13/19	950	1,050,144
Sr. Unsec’d. Notes, MTN
2.625%	11/17/21(a)	680	675,519
Sub. Notes, MTN
3.950%	04/23/27	120	118,847
4.100%	05/22/23	300	309,837
5.000%	11/24/25	280	300,659
National Australia Bank Ltd. (Australia),
Covered Bonds, 144A
2.000%	06/20/17	330	330,494
National City Corp.,
Sub. Notes
6.875%	05/15/19	100	109,828
Nordea Bank AB (Sweden),
Sub. Notes, 144A
4.250%	09/21/22	237	246,709
PNC Bank NA,
Sub. Notes
6.875%	04/01/18	253	265,233
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.854%	11/09/22	340	340,152
4.375%	08/11/20	80	85,247
5.125%	02/08/20	200	216,130
6.700%	06/10/19	80	88,015
Royal Bank of Canada (Canada),
Covered Bonds
1.200%	09/19/17	563	562,893
Royal Bank of Scotland Group PLC (United Kingdom),
Jr. Sub. Notes
8.625%(c)	12/29/49	250	260,625
Sub. Notes
6.000%	12/19/23	133	140,582
6.100%	06/10/23	95	100,956
6.125%	12/15/22	1,115	1,180,700

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.571%	01/10/23	220	$219,995
Societe Generale SA (France),
Jr. Sub. Notes, 144A
7.375%(c)	12/29/49	340	345,304
Stadshypotek AB (Sweden),
Covered Bonds, 144A
1.875%	10/02/19	530	528,373
Standard Chartered PLC (United Kingdom),
Sub. Notes, 144A
5.200%	01/26/24	350	372,092
State Street Corp.,
Sr. Sub. Notes
3.100%	05/15/23	108	108,783
SunTrust Bank,
Sub. Notes
3.300%	05/15/26	200	194,194
Swedbank AB (Sweden),
Sr. Unsec’d. Notes, 144A
2.800%	03/14/22	375	375,635
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, GMTN
1.750%	07/23/18	287	287,647
2.500%	12/14/20	340	343,097
U.S. Bancorp,
Jr. Sub. Notes
5.300%(c)	04/15/66	240	244,500
Sr. Unsec’d. Notes, MTN
1.650%	05/15/17	211	211,018
2.625%	01/24/22	133	133,502
3.000%	03/15/22	133	135,495
Wells Fargo & Co.,
Jr. Sub. Notes
5.900%(c)	12/29/49	265	276,687
Sr. Unsec’d. Notes
3.000%	10/23/26	480	459,577
3.069%	01/24/23	265	266,612
Sr. Unsec’d. Notes, MTN
3.300%	09/09/24	300	300,461
3.500%	03/08/22(a)	1,000	1,035,885
Sub. Notes
5.375%	11/02/43	185	206,018
Sub. Notes, MTN
3.450%	02/13/23	400	403,652
4.750%	12/07/46	350	357,567
Wells Fargo Bank NA,
Sub. Notes
6.000%	11/15/17	600	616,212
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
2.150%	03/06/20	340	340,202
4.875%	11/19/19	200	213,776
Sub. Notes, GMTN
4.322%(c)	11/23/31	390	394,098

			52,580,395

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.300%	02/01/23	776	$789,821
3.650%	02/01/26(a)	1,545	1,562,303
4.700%	02/01/36	300	317,388
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
8.000%	11/15/39	160	239,903
Coca-Cola Femsa SAB de CV (Mexico),
Gtd. Notes
3.875%	11/26/23	150	154,281
Constellation Brands, Inc.,
Gtd. Notes
4.250%	05/01/23	40	42,183
Cott Beverages, Inc. (Canada),
Gtd. Notes
5.375%	07/01/22	230	234,600
Cott Holdings, Inc. (Canada),
Gtd. Notes, 144A
5.500%	04/01/25	192	195,417
Diageo Capital PLC (United Kingdom),
Gtd. Notes
1.500%	05/11/17	113	113,005
5.750%	10/23/17	180	184,199
DS Services of America, Inc. (Canada),
Sec’d. Notes, 144A
10.000%	09/01/21	43	46,118
Heineken NV (Netherlands),
Sr. Unsec’d. Notes, 144A
1.400%	10/01/17	110	110,004
3.400%	04/01/22	250	257,847
PepsiCo, Inc.,
Sr. Unsec’d. Notes
1.250%	08/13/17	180	180,017
2.750%	03/01/23	500	501,591
3.100%	07/17/22	94	96,570
3.450%	10/06/46	110	99,525

			5,124,772

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.600%	08/19/26	180	166,853
3.625%	05/15/22(a)	935	971,830
4.400%	05/01/45	80	77,651
4.563%	06/15/48	332	329,725
Biogen, Inc.,
Sr. Unsec’d. Notes
5.200%	09/15/45	65	70,272
Celgene Corp.,
Sr. Unsec’d. Notes
2.125%	08/15/18	195	195,785
3.250%	08/15/22	85	86,418
5.000%	08/15/45	110	115,139
Concordia International Corp. (Canada),
Sr. Sec’d. Notes, 144A
9.000%	04/01/22	45	32,456
Sr. Unsec’d. Notes, 144A
7.000%	04/15/23	616	120,120

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Biotechnology (cont’d.)
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.000%	09/01/36	150	$142,563
4.150%	03/01/47	70	65,280
4.600%	09/01/35	240	247,253

			2,621,345

Building Materials — 0.2%
Airxcel, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	02/15/22	63	64,889
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
9.375%	10/12/22	275	297,138
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.125%	05/05/25	1,360	1,451,391
7.750%	04/16/26	200	225,041
Griffon Corp.,
Gtd. Notes
5.250%	03/01/22	21	21,000
Hardwoods Acquisition, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	08/01/21	185	164,650
James Hardie International Finance Ltd. (Ireland),
Gtd. Notes, 144A
5.875%	02/15/23	305	314,913
Johnson Controls International PLC,
Sr. Unsec’d. Notes
4.250%	03/01/21	165	174,322
4.500%	02/15/47	105	106,571
5.000%	03/30/20	150	161,039
Masco Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/21	205	208,610
Masonite International Corp.,
Gtd. Notes, 144A
5.625%	03/15/23	165	168,381
NCI Building Systems, Inc.,
Gtd. Notes, 144A
8.250%	01/15/23	150	162,750
NWH Escrow Corp.,
Sr. Sec’d. Notes, 144A
7.500%	08/01/21	100	88,500
RSI Home Products, Inc.,
Sec’d. Notes, 144A
6.500%	03/15/23	425	437,750
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	10/15/25	210	216,825
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes
6.125%	07/15/23	465	474,300
U.S. Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24	143	148,005

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Building Materials (cont’d.)
US Concrete, Inc.,
Gtd. Notes, 144A
6.375%	06/01/24	10	$10,350

			4,896,425

Chemicals — 0.5%
Agrium, Inc. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35	450	431,196
Air Liquide Finance SA (France),
Gtd. Notes, 144A
1.750%	09/27/21	220	212,173
Ashland LLC,
Gtd. Notes
4.750%	08/15/22	350	362,249
Axalta Coating Systems LLC,
Gtd. Notes, 144A
4.875%	08/15/24	335	343,375
Blue Cube Spinco, Inc.,
Gtd. Notes
9.750%	10/15/23	50	59,875
10.000%	10/15/25	425	513,187
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34	200	186,999
5.375%	03/15/44	151	131,748
Sr. Sec’d. Notes, 144A
3.400%	12/01/21	190	189,770
4.500%	12/01/26	322	327,055
Chemours Co. (The),
Gtd. Notes
6.625%	05/15/23	7	7,420
7.000%	05/15/25	400	430,601
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23	564	578,806
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.000%	11/15/22	260	262,669
4.125%	11/15/21	60	63,662
7.375%	11/01/29	150	203,277
8.550%	05/15/19	101	114,495
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
4.150%	02/15/43	89	86,821
GCP Applied Technologies, Inc.,
Gtd. Notes, 144A
9.500%	02/01/23	391	443,785
Hexion, Inc.,
Sr. Sec’d. Notes
6.625%	04/15/20	1,864	1,714,880
Huntsman International LLC,
Gtd. Notes
4.875%	11/15/20	620	646,350
INEOS Group Holdings SA (Luxembourg),
Gtd. Notes, 144A
5.625%	08/01/24(a)	1,670	1,674,175

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44	110	$113,948
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
3.880%	10/24/21	175	172,156
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23(a)	412	426,879
5.450%	11/15/33(a)	790	828,716
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	05/01/25	27	27,473
5.250%	08/01/23	135	138,038
Olin Corp.,
Sr. Unsec’d. Notes
5.125%	09/15/27	120	122,028
PolyOne Corp.,
Sr. Unsec’d. Notes
5.250%	03/15/23	270	272,025
Potash Corp. of Saskatchewan, Inc. (Canada),
Sr. Unsec’d. Notes
3.250%	12/01/17	200	201,852
PQ Corp.,
Sr. Sec’d. Notes, 144A
6.750%	11/15/22	99	105,435
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	05/01/22	300	316,125
Unifrax I LLC/Unifrax Holding Co.,
Gtd. Notes, 144A
7.500%	02/15/19	260	258,050
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/2096	130	164,632
Valvoline, Inc.,
Gtd. Notes, 144A
5.500%	07/15/24	180	189,000
Versum Materials, Inc.,
Gtd. Notes, 144A
5.500%	09/30/24	105	108,544

			12,429,469

Coal — 0.0%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
Sec’d. Notes
12.000%	11/01/21	21	22,628
CONSOL Energy, Inc.,
Gtd. Notes
5.875%	04/15/22	80	79,100
Peabody Securities Finance Corp.,
Sr. Sec’d. Notes, 144A
6.000%	03/31/22	32	31,820

			133,548

Commercial Services — 0.5%
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	02/01/19	458	448,838

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
ADT Corp. (The),
Sr. Sec’d. Notes
3.500%	07/15/22	600	$574,501
4.125%	06/15/23(a)	709	677,094
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23	262	225,318
AMN Healthcare, Inc.,
Gtd. Notes, 144A
5.125%	10/01/24	300	302,998
APX Group, Inc.,
Sr. Sec’d. Notes
6.375%	12/01/19	5	5,144
Ashtead Capital, Inc. (United Kingdom),
Sec’d. Notes, 144A
5.625%	10/01/24(a)	550	578,875
6.500%	07/15/22	535	556,398
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
5.500%	04/01/23(a)	400	386,499
Gtd. Notes, 144A
6.375%	04/01/24(a)	700	700,875
CEB, Inc.,
Gtd. Notes, 144A
5.625%	06/15/23	149	161,851
Corporate Risk Holdings LLC,
Sr. Sec’d. Notes, 144A
9.500%	07/01/19	6	6,345
Ecolab, Inc.,
Sr. Unsec’d. Notes
5.500%	12/08/41	295	348,684
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46	145	131,840
5.250%	10/01/20	24	26,008
5.625%	03/15/42	65	71,664
6.700%	06/01/34	110	133,507
Sr. Unsec’d. Notes, 144A
4.500%	08/16/21	105	111,827
FTI Consulting, Inc.,
Gtd. Notes
6.000%	11/15/22	105	108,675
Garda World Security Corp. (Canada),
Gtd. Notes, 144A
7.250%	11/15/21	440	424,600
Gartner, Inc.,
Gtd. Notes, 144A
5.125%	04/01/25	105	106,969
Herc Rentals, Inc.,
Sec’d. Notes, 144A
7.500%	06/01/22	61	64,813
7.750%	06/01/24(a)	549	586,058
Hertz Corp. (The),
Gtd. Notes
6.250%	10/15/22(a)	1,065	1,011,750
7.375%	01/15/21(a)	100	99,375
Gtd. Notes, 144A
5.500%	10/15/24(a)	695	603,781

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
Gtd. Notes, 144A
6.375%	08/01/23	155	$161,588
Laureate Education, Inc.,
Gtd. Notes, 144A
9.250%	09/01/19	6	6,240
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.875%	11/01/24	340	340,000
Nielsen Co. Luxembourg Sarl (The),
Gtd. Notes, 144A
5.500%	10/01/21	115	119,456
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23	865	948,256
Quad/Graphics, Inc.,
Gtd. Notes
7.000%	05/01/22	55	55,000
Service Corp. International,
Sr. Unsec’d. Notes
5.375%	05/15/24	363	377,647
7.500%	04/01/27	155	180,188
Sotheby’s,
Gtd. Notes, 144A
5.250%	10/01/22	15	15,188
Syniverse Foreign Holdings Corp.,
Gtd. Notes, 144A
9.125%	01/15/22	25	24,125
Syniverse Holdings, Inc.,
Gtd. Notes
9.125%	01/15/19	5	4,663
Team Health Holdings, Inc.,
Gtd. Notes, 144A
6.375%	02/01/25(a)	192	188,160
United Rentals North America, Inc.,
Gtd. Notes
5.500%	07/15/25	590	607,700
5.500%	05/15/27	125	126,250
5.750%	11/15/24(a)	1,155	1,204,088
5.875%	09/15/26	45	46,913
6.125%	06/15/23	300	313,500
7.625%	04/15/22	200	208,250
Sec’d. Notes
4.625%	07/15/23	89	91,670
WEX, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	02/01/23	10	9,837

			13,483,006

Computers — 0.4%
Apple, Inc.,
Sr. Unsec’d. Notes
2.400%	05/03/23	540	530,972
3.250%	02/23/26	890	899,071
3.450%	02/09/45	190	169,355
4.650%	02/23/46	120	128,760
Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
Gtd. Notes, 144A
5.875%	06/15/21	1,059	1,113,361

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Computers (cont’d.)
7.125%	06/15/24(a)	440	$486,411
Sr. Sec’d. Notes, 144A
4.420%	06/15/21	30	31,372
5.450%	06/15/23	329	354,995
6.020%	06/15/26	1,919	2,092,057
8.100%	07/15/36	13	16,326
8.350%	07/15/46	18	23,247
Diebold Nixdorf, Inc.,
Gtd. Notes
8.500%	04/15/24	325	359,125
EMC Corp.,
Sr. Unsec’d. Notes
1.875%	06/01/18	120	118,847
2.650%	06/01/20	140	136,404
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
6.875%	03/01/20	100	101,500
8.375%	08/15/22	80	82,000
HP, Inc.,
Sr. Unsec’d. Notes
4.300%	06/01/21	157	165,277
4.650%	12/09/21	270	289,278
6.000%	09/15/41	141	143,389
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.250%	02/19/21	538	540,522
NCR Corp.,
Gtd. Notes
5.000%	07/15/22	14	14,210
6.375%	12/15/23	5	5,263
Riverbed Technology, Inc.,
Gtd. Notes, 144A
8.875%	03/01/23	200	204,500
Western Digital Corp.,
Gtd. Notes
10.500%	04/01/24	1,075	1,267,157
Sr. Sec’d. Notes, 144A
7.375%	04/01/23	815	893,444

			10,166,843

Cosmetics/Personal Care — 0.0%
Avon Products, Inc.,
Sr. Unsec’d. Notes
7.000%	03/15/23	67	62,645
Revlon Consumer Products Corp.,
Gtd. Notes
5.750%	02/15/21	254	253,683
6.250%	08/01/24	30	29,925

			346,253

Distribution/Wholesale — 0.1%
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.250%	07/15/22	120	117,600
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22(a)	643	674,347

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Distribution/Wholesale (cont’d.)
HD Supply, Inc.,
Gtd. Notes, 144A
5.750%	04/15/24	669	$703,654
Sr. Sec’d. Notes, 144A
5.250%	12/15/21(a)	310	325,888
LKQ Corp.,
Gtd. Notes
4.750%	05/15/23	325	323,375
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	06/01/24	238	243,355
Univar USA, Inc.,
Gtd. Notes, 144A
6.750%	07/15/23	129	133,838

			2,522,057

Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
3.500%	05/26/22	175	176,334
3.950%	02/01/22	525	539,168
4.625%	07/01/22	615	648,731
Air Lease Corp.,
Sr. Unsec’d. Notes
3.000%	09/15/23	190	185,670
3.375%	06/01/21(a)	570	581,056
3.875%	04/01/21	130	134,765
Aircastle Ltd.,
Sr. Unsec’d. Notes
5.000%	04/01/23	370	389,425
5.125%	03/15/21	490	519,399
6.250%	12/01/19	120	129,299
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22	31	31,233
Gtd. Notes, MTN, 144A
5.875%	11/01/21	100	103,499
Ally Financial, Inc.,
Gtd. Notes
4.750%	09/10/18	80	82,199
6.250%	12/01/17	147	150,860
8.000%	11/01/31	364	432,250
Sr. Unsec’d. Notes
3.250%	09/29/17	88	88,329
3.250%	02/13/18	200	201,309
3.250%	11/05/18	10	10,069
4.125%	03/30/20	80	81,599
4.250%	04/15/21(a)	1,050	1,070,998
4.625%	05/19/22(a)	1,898	1,935,959
4.625%	03/30/25	480	477,599
Sub. Notes
5.750%	11/20/25(a)	595	609,132
American Express Co.,
Sr. Unsec’d. Notes
7.000%	03/19/18	320	336,026
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.875%	11/05/18	100	100,171
2.250%	05/05/21	53	52,526

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
2.700%	03/03/22	30	$29,963
BlackRock, Inc.,
Sr. Unsec’d. Notes
3.375%	06/01/22	80	83,171
3.500%	03/18/24	70	73,068
Blackstone Holdings Finance Co. LLC,
Gtd. Notes, 144A
5.875%	03/15/21	560	625,628
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23	1,475	1,472,012
CIT Group, Inc.,
Sr. Unsec’d. Notes
3.875%	02/19/19	118	120,803
5.000%	08/15/22	610	638,591
5.250%	03/15/18	607	623,313
Sr. Unsec’d. Notes, 144A
5.000%	05/15/18	48	48,323
6.625%	04/01/18	45	46,856
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	09/15/22	180	183,751
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	05/15/20	499	455,338
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	132	133,155
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
5.375%	11/15/22	75	78,565
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20	1,651	1,658,142
4.418%	11/15/35	572	604,006
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.875%	03/15/19	250	252,500
5.875%	02/01/22	175	177,625
6.000%	08/01/20	9	9,315
Sr. Unsec’d. Notes, 144A
6.250%	02/01/22	41	41,615
6.750%	02/01/24	41	42,281
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.660%(c)	12/21/65	1,040	982,800
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
4.910%(c)	12/21/65	270	253,800
Intelsat Connect Finance SA (Luxembourg),
Gtd. Notes, 144A
12.500%	04/01/22	23	20,528
Intercontinental Exchange, Inc.,
Gtd. Notes
4.000%	10/15/23	442	467,314
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	04/01/19	250	266,445
5.875%	08/15/22	420	467,829

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
6.250%	05/15/19	150	$161,624
Invesco Finance PLC,
Gtd. Notes
4.000%	01/30/24	524	549,624
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.875%	04/15/21	580	662,124
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	03/15/22	153	154,148
LPL Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/15/25	126	127,260
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
2.700%	02/15/23	280	277,402
10.375%	11/01/18	110	124,571
Sr. Sec’d. Notes
2.950%	02/07/24	295	295,611
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	07/01/21	70	70,875
7.875%	10/01/20	275	285,141
NFP Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	07/15/21	155	163,812
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.750%	05/01/25	438	430,335
Springleaf Finance Corp.,
Gtd. Notes
7.750%	10/01/21(a)	224	238,560
8.250%	12/15/20	11	12,018
Gtd. Notes, MTN
6.500%	09/15/17	100	101,749
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
4.253%	03/23/28	445	451,376
Visa, Inc.,
Sr. Unsec’d. Notes
3.150%	12/14/25	230	230,795

			23,261,367

Electric — 1.0%
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
3.100%	12/01/26	210	207,340
AES Corp.,
Sr. Unsec’d. Notes
4.055%(c)	06/01/19	130	129,999
4.875%	05/15/23(a)	380	378,099
5.500%	03/15/24(a)	385	390,774
5.500%	04/15/25	150	151,875
6.000%	05/15/26	435	450,225
Alabama Power Co.,
Sr. Unsec’d. Notes
3.850%	12/01/42	135	129,714
5.600%	03/15/33	120	136,112
5.875%	12/01/22	160	185,846

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
6.125%	05/15/38	30	$36,702
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.600%	03/30/21	150	160,619
Arizona Public Service Co.,
Sr. Unsec’d. Notes
4.500%	04/01/42	56	59,311
5.050%	09/01/41	107	121,052
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.750%	11/15/23	537	561,221
4.500%	02/01/45	295	306,845
6.125%	04/01/36	240	299,623
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	970	984,550
6.000%	01/15/22	150	156,375
Cleveland Electric Illuminating Co. (The),
First Mortgage
8.875%	11/15/18	120	132,953
CMS Energy Corp.,
Sr. Unsec’d. Notes
2.950%	02/15/27	120	113,755
3.450%	08/15/27	125	124,393
8.750%	06/15/19	80	91,348
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.200%	03/15/42	69	69,998
4.500%	12/01/45	100	106,326
Consumers Energy Co.,
First Mortgage
2.850%	05/15/22	100	101,129
5.650%	04/15/20	105	116,247
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
3.625%	12/01/24	300	301,481
3.900%	10/01/25	250	254,550
4.900%	08/01/41	32	33,811
5.250%	08/01/33	155	168,866
DTE Electric Co.,
General Ref. Mortgage
2.650%	06/15/22	53	52,965
DTE Energy Co.,
Sr. Unsec’d. Notes
3.850%	12/01/23	46	47,563
Duke Energy Carolinas LLC,
First Mortgage
3.900%	06/15/21	200	211,582
First Ref. Mortgage
6.000%	01/15/38	31	39,041
7.000%	11/15/18	100	108,440
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	250	232,929
Duke Energy Indiana LLC,
First Mortgage
3.750%	07/15/20	90	94,377
3.750%	05/15/46	235	222,115

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Sr. Unsec’d. Notes
6.120%	10/15/35	50	$61,128
Duke Energy Ohio, Inc.,
First Mortgage
3.700%	06/15/46	100	93,538
Duke Energy Progress LLC,
First Mortgage
4.100%	03/15/43	100	100,193
Dynegy, Inc.,
Gtd. Notes
5.875%	06/01/23(a)	1,565	1,433,931
Gtd. Notes, 144A
8.000%	01/15/25	160	153,200
EDP Finance BV (Portugal),
Sr. Unsec’d. Notes, 144A
5.250%	01/14/21	345	368,094
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
4.875%	01/22/44	75	74,653
Emera US Finance LP (Canada),
Gtd. Notes
3.550%	06/15/26	130	127,794
4.750%	06/15/46	75	75,679
Enel Finance International NV (Italy),
Gtd. Notes, 144A
5.125%	10/07/19	250	266,599
Entergy Louisiana LLC,
First Mortgage
4.050%	09/01/23	100	105,511
Entergy Mississippi, Inc.,
First Mortgage
2.850%	06/01/28	240	228,279
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	195	196,800
Sr. Unsec’d. Notes
2.450%	04/15/21	75	74,102
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20	370	375,085
3.400%	03/15/22	75	75,611
4.250%	06/15/22	270	282,604
6.250%	10/01/39	200	207,399
Florida Power & Light Co.,
First Mortgage
4.050%	06/01/42	200	203,318
5.625%	04/01/34	150	181,334
GenOn Energy, Inc.,
Sr. Unsec’d. Notes
9.875%	10/15/20	455	296,888
Great Plains Energy, Inc.,
Sr. Unsec’d. Notes
4.850%	06/01/21	22	23,475
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes
8.050%	07/07/24	550	719,992
8.400%	01/15/22	120	148,286
9.400%	02/01/21	130	160,682

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
7.000%	03/15/19	170	$186,043
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.650%	06/15/24	330	332,492
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
6.150%	06/01/37	100	115,945
Sr. Unsec’d. Notes, 144A
4.300%	01/15/26	225	234,072
John Sevier Combined Cycle Generation LLC,
Sec’d. Notes
4.626%	01/15/42	213	228,384
Kansas City Power & Light Co.,
Sr. Unsec’d. Notes
5.300%	10/01/41	300	318,781
Nevada Power Co.,
General Ref. Mortgage
6.500%	08/01/18	305	324,261
New York State Electric & Gas Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	12/01/26	125	124,348
NRG Energy, Inc.,
Gtd. Notes
7.250%	05/15/26(a)	490	504,700
Gtd. Notes, 144A
6.625%	01/15/27	660	658,351
NRG Yield Operating LLC,
Gtd. Notes
5.375%	08/15/24	140	142,100
Gtd. Notes, 144A
5.000%	09/15/26	130	126,425
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
6.800%	09/01/18	160	171,076
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
2.450%	08/15/22	113	111,271
3.400%	08/15/24	425	432,718
4.450%	04/15/42	67	70,399
4.600%	06/15/43	50	53,429
6.050%	03/01/34	150	187,787
8.250%	10/15/18	130	142,326
PECO Energy Co.,
First Mortgage
2.375%	09/15/22	150	147,892
PPL Capital Funding, Inc.,
Gtd. Notes
3.400%	06/01/23	50	50,492
3.500%	12/01/22	285	291,477
4.200%	06/15/22	100	105,236
5.000%	03/15/44	160	169,193
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22	108	109,151
4.400%	01/15/21	93	98,608
7.000%	10/30/31	150	197,548
7.750%	03/01/31	150	208,887

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
PSEG Power LLC,
Gtd. Notes
2.450%	11/15/18	350	$352,160
4.150%	09/15/21	50	52,453
4.300%	11/15/23	61	63,739
Public Service Co. of Colorado,
First Mortgage
3.200%	11/15/20	36	37,207
Public Service Co. of New Hampshire,
First Mortgage
3.500%	11/01/23	40	41,189
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.150%	12/01/19	200	214,314
Public Service Electric & Gas Co.,
Sec’d. Notes, MTN
3.650%	09/01/42	75	71,443
Puget Sound Energy, Inc.,
Jr. Sub. Notes
6.974%(c)	06/01/67	440	396,550
San Diego Gas & Electric Co.,
First Mortgage
6.000%	06/01/26	120	145,182
Sierra Pacific Power Co.,
General Ref. Mortgage
2.600%	05/01/26	150	143,750
3.375%	08/15/23	98	100,291
Southern California Edison Co.,
First Mortgage
3.600%	02/01/45	90	85,017
First Ref. Mortgage
5.500%	03/15/40	80	96,832
Sr. Unsec’d. Notes
6.650%	04/01/29	150	188,268
Southern Power Co.,
Sr. Unsec’d. Notes
4.950%	12/15/46	140	138,430
5.150%	09/15/41	65	65,600
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes
3.900%	04/01/45	100	94,410
Southwestern Public Service Co.,
First Mortgage
8.750%	12/01/18	230	254,886
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes, 144A
1.750%	05/22/18	200	199,283
Talen Energy Supply LLC,
Gtd. Notes
6.500%	06/01/25(a)	200	169,500
Sr. Unsec’d. Notes, 144A
4.625%	07/15/19	25	25,563
Terraform Global Operating LLC,
Gtd. Notes, 144A
9.750%	08/15/22	330	370,013
Texas Competitive Electric Holdings Co. LLC, Escrow Shares,
Notes^
— %	10/10/17	428	634
— %	10/31/17	160	237

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
— %	10/01/20	150	$1,125
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	390	399,479
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
2.950%	09/15/21	7	7,149
3.650%	12/15/42	77	71,477
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.700%	05/15/20	980	1,041,052

			24,174,951

Electric Utilities — 0.0%
Cleveland Electric Illuminating Co. (The),
Sec’d. Notes
5.500%	08/15/24	100	114,097

Electrical Components & Equipment — 0.1%
Belden, Inc.,
Gtd. Notes, 144A
5.250%	07/15/24	30	29,925
5.500%	09/01/22	428	436,558
Energizer Holdings, Inc.,
Gtd. Notes, 144A
5.500%	06/15/25	540	550,800
EnerSys,
Gtd. Notes, 144A
5.000%	04/30/23	165	166,031
General Cable Corp.,
Gtd. Notes
5.750%	10/01/22	875	854,158
WESCO Distribution, Inc.,
Gtd. Notes
5.375%	06/15/24(a)	225	230,625

			2,268,097

Electronics — 0.0%
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
6.000%	04/01/20	100	108,814
6.875%	06/01/18	145	152,758
7.500%	01/15/27	150	182,661
Koninklijke Philips NV (Netherlands),
Sr. Unsec’d. Notes
3.750%	03/15/22	145	150,735
Sanmina Corp.,
Sr. Sec’d. Notes, 144A
4.375%	06/01/19	10	10,225

			605,193

Energy-Alternate Sources — 0.0%
Pattern Energy Group, Inc.,
Gtd. Notes, 144A
5.875%	02/01/24	100	101,250
TerraForm Power Operating LLC,
Gtd. Notes, 144A
6.375%	02/01/23	85	88,294
6.625%	06/15/25(a)	607	647,973

			837,517

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.750%	10/15/22	55	$57,681
5.875%	10/15/24	988	1,049,751
Gtd. Notes, 144A
5.125%	03/15/27	227	227,568
Fluor Corp.,
Sr. Unsec’d. Notes
3.375%	09/15/21	153	157,843
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23	280	276,501
MMC Energy, Inc., Escrow Shares,
First Lien^
— %	10/15/20	75	—

			1,769,344

Entertainment — 0.3%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25	715	732,874
5.875%	02/15/22	25	26,094
Gtd. Notes, 144A
6.125%	05/15/27	59	59,516
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	03/15/22	34	34,679
Chukchansi Economic Development Authority,
Sec’d. Notes, 144A(g)
9.750%	05/30/20	223	87,953
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23	345	348,623
5.125%	12/15/22	15	15,300
Eagle II Acquisition Co. LLC,
Sr. Unsec’d. Notes, 144A
6.000%	04/01/25	29	29,870
Eldorado Resorts, Inc.,
Gtd. Notes
7.000%	08/01/23	15	16,088
EMI Music Publishing Group North America Holdings, Inc.,
Gtd. Notes, 144A
7.625%	06/15/24	300	327,000
Gateway Casinos & Entertainment Ltd. (Canada),
Sec’d. Notes, 144A
8.250%	03/01/24	60	60,750
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.875%	11/01/20	100	104,670
5.375%	11/01/23	335	355,100
5.375%	04/15/26	150	154,875
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	02/15/22	1,220	1,302,351
6.500%	02/15/25	531	565,515
Isle of Capri Casinos, Inc.,
Gtd. Notes
5.875%	03/15/21	60	61,884

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Entertainment (cont’d.)
Regal Entertainment Group,
Sr. Unsec’d. Notes
5.750%	03/15/22	629	$656,519
5.750%	06/15/23	265	274,938
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22	360	383,851
Sr. Sec’d. Notes, 144A
7.000%	01/01/22	610	651,175
Shingle Springs Tribal Gaming Authority,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/21	60	64,350
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24	305	301,950
WMG Acquisition Corp.,
Gtd. Notes, 144A
6.750%	04/15/22	150	157,688
Sr. Sec’d. Notes, 144A
4.875%	11/01/24	50	50,250
5.000%	08/01/23	50	50,500
5.625%	04/15/22	606	627,210

			7,501,573

Environmental Control — 0.1%
Clean Harbors, Inc.,
Gtd. Notes
5.125%	06/01/21	480	490,079
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	07/01/25	21	21,039
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.550%	06/01/22	179	185,658
5.500%	09/15/19	335	362,452
Waste Management, Inc.,
Gtd. Notes
4.600%	03/01/21	74	79,699
4.750%	06/30/20	100	107,844

			1,246,771

Food Service — 0.0%
AdvancePierre Foods Holdings, Inc.,
Gtd. Notes, 144A
5.500%	12/15/24	80	80,899

Foods — 0.4%
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
Sr. Unsec’d. Notes, 144A
5.750%	03/15/25	130	126,099
6.625%	06/15/24	912	932,521
B&G Foods, Inc.,
Gtd. Notes
4.625%	06/01/21	315	317,363
5.250%	04/01/25	101	101,884
Bumble Bee Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	12/15/17	405	394,874

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Foods (cont’d.)
Dean Foods Co.,
Gtd. Notes, 144A
6.500%	03/15/23	267	$278,348
Dole Food Co., Inc.,
Sr. Sec’d. Notes, 144A
7.250%	06/15/25	212	211,470
General Mills, Inc.,
Sr. Unsec’d. Notes
3.150%	12/15/21(a)	340	348,064
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23	17	17,128
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A
5.750%	06/15/25	64	64,640
5.875%	07/15/24	32	32,960
7.250%	06/01/21	87	89,393
7.250%	06/01/21	43	44,183
8.250%	02/01/20	469	480,725
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	240	225,538
3.500%	06/06/22	175	179,013
4.375%	06/01/46	350	328,441
5.000%	07/15/35	100	103,858
5.000%	06/04/42	99	100,783
5.375%	02/10/20	139	151,017
6.875%	01/26/39	218	271,954
Kroger Co. (The),
Gtd. Notes
5.400%	07/15/40	23	25,525
7.500%	04/01/31	110	147,046
Sr. Unsec’d. Notes
2.650%	10/15/26	120	110,540
3.400%	04/15/22	290	296,315
3.875%	10/15/46	225	201,942
6.800%	12/15/18	55	59,495
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.625%	11/01/24	32	32,640
4.875%	11/01/26	32	32,640
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
2.000%	10/28/21	390	375,259
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25	198	199,486
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
Gtd. Notes
5.875%	01/15/24	41	42,743
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26	155	148,413
5.500%	03/01/25	94	94,470
5.750%	03/01/27	85	84,788
6.000%	12/15/22	10	10,525
7.750%	03/15/24	325	358,381
8.000%	07/15/25	222	249,195

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Foods (cont’d.)
Simmons Foods, Inc.,
Sec’d. Notes, 144A
7.875%	10/01/21	169	$177,450
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/21	299	297,505
7.750%	11/15/22(a)	805	789,906
Sysco Corp.,
Gtd. Notes
2.500%	07/15/21	185	184,383
TreeHouse Foods, Inc.,
Gtd. Notes
4.875%	03/15/22	10	10,225
Gtd. Notes, 144A
6.000%	02/15/24	517	541,558
Tyson Foods, Inc.,
Gtd. Notes
4.875%	08/15/34	250	255,698
Unilever Capital Corp. (United Kingdom),
Gtd. Notes
2.000%	07/28/26	100	91,009
US Foods, Inc.,
Gtd. Notes, 144A
5.875%	06/15/24	331	343,413
Wells Enterprises, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	02/01/20	220	226,875

			10,187,681

Forest Products & Paper — 0.0%
Cascades, Inc. (Canada),
Gtd. Notes, 144A
5.500%	07/15/22	65	64,838
5.750%	07/15/23	195	194,999
Clearwater Paper Corp.,
Gtd. Notes
4.500%	02/01/23	110	106,699
International Paper Co.,
Sr. Unsec’d. Notes
8.700%	06/15/38	100	143,244

			509,780

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25	82	81,385
5.625%	05/20/24	55	55,275
5.750%	05/20/27	67	66,146
Atmos Energy Corp.,
Sr. Unsec’d. Notes
8.500%	03/15/19	300	336,993
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
4.487%	02/15/42	101	104,400
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/21	321	337,837
5.850%	01/15/41	215	254,254

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Gas (cont’d.)
Dominion Gas Holdings LLC,
Sr. Unsec’d. Notes
4.600%	12/15/44	63	$63,172
KeySpan Gas East Corp.,
Unsec’d. Notes, 144A
2.742%	08/15/26	165	157,718
NGL Energy Partners LP/NGL Energy Finance Corp.,
Gtd. Notes
6.875%	10/15/21	52	52,910
Gtd. Notes, 144A
6.125%	03/01/25	106	102,820
NiSource Finance Corp.,
Gtd. Notes
4.800%	02/15/44	185	194,470
5.650%	02/01/45	106	123,982
5.800%	02/01/42	314	365,353
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.640%	11/01/46	105	93,888
Sempra Energy,
Sr. Unsec’d. Notes
6.000%	10/15/39	150	178,672
9.800%	02/15/19	320	364,990
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.500%	09/15/21	150	154,652
4.400%	06/01/43	63	61,961
5.875%	03/15/41	91	106,514

			3,257,392

Hand/Machine Tools — 0.0%
Apex Tool Group LLC,
Gtd. Notes, 144A
7.000%	02/01/21	85	76,925

Healthcare-Products — 0.2%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.750%	11/30/36	225	231,965
Alere, Inc.,
Gtd. Notes
6.500%	06/15/20	467	470,503
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes, 144A
8.125%	06/15/21	575	501,688
Hill-Rom Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/01/23	710	735,737
Hologic, Inc.,
Gtd. Notes, 144A
5.250%	07/15/22	365	382,794
Kinetic Concepts, Inc./KCI USA, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	02/15/21	215	227,900
Mallinckrodt International Finance SA,
Gtd. Notes
3.500%	04/15/18	195	194,756
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
5.500%	04/15/25	50	46,000

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Products (cont’d.)
5.625%	10/15/23(a)	751	$715,328
Medtronic Global Holdings SCA,
Gtd. Notes
3.350%	04/01/27	180	181,280
Medtronic, Inc.,
Gtd. Notes
4.375%	03/15/35	310	324,978
Sterigenics-Nordion Holdings LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/23	151	154,398
Teleflex, Inc.,
Gtd. Notes
4.875%	06/01/26	272	273,360
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.950%	09/19/26	385	366,566

			4,807,253

Healthcare-Services — 0.9%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.125%	07/01/22	5	5,049
5.625%	02/15/23	381	394,571
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24	345	352,309
6.750%	12/15/37	100	133,848
Air Medical Group Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/15/23	215	208,013
Anthem, Inc.,
Sr. Unsec’d. Notes
2.300%	07/15/18	440	441,957
3.300%	01/15/23	35	35,301
4.650%	01/15/43	141	143,637
5.100%	01/15/44	130	139,974
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	01/15/25	295	296,661
6.125%	02/15/24	236	253,405
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22	315	270,898
7.125%	07/15/20	69	63,221
Sr. Sec’d. Notes
5.125%	08/01/21	59	58,336
Cigna Corp.,
Sr. Unsec’d. Notes
4.000%	02/15/22	305	320,538
Covenant Surgical Partners, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/01/19	49	46,550
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25	704	705,761
5.125%	07/15/24	341	344,410
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A
5.875%	01/31/22	353	382,123

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21	125	$134,922
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	4,420	4,607,850
5.875%	05/01/23	2,000	2,160,000
7.500%	02/15/22	930	1,063,688
Sr. Sec’d. Notes
5.250%	04/15/25	325	345,313
HealthSouth Corp.,
Gtd. Notes
5.750%	11/01/24	590	594,426
5.750%	09/15/25	10	9,988
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19	676	647,270
Kindred Healthcare, Inc.,
Gtd. Notes
8.750%	01/15/23(a)	825	827,063
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.200%	08/23/17	195	195,571
2.500%	11/01/18	170	171,480
LifePoint Health, Inc.,
Gtd. Notes
5.500%	12/01/21	78	80,925
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24	416	447,252
Quest Diagnostics, Inc.,
Gtd. Notes
4.750%	01/30/20	170	181,807
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
7.500%	01/01/22	50	54,000
Sr. Sec’d. Notes
4.500%	04/01/21	1,358	1,358,000
6.000%	10/01/20	124	131,130
Sr. Unsec’d. Notes
5.000%	03/01/19	252	252,386
5.500%	03/01/19	227	229,838
6.750%	02/01/20	500	507,500
6.750%	06/15/23(a)	1,400	1,375,500
8.125%	04/01/22	1,388	1,448,725
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	02/15/23	58	57,854
3.100%	03/15/26	280	277,894
3.950%	10/15/42	145	140,979
4.625%	07/15/35	275	299,814
6.625%	11/15/37	270	359,329
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.750%	11/15/20	10	10,290

			22,567,356

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Holding Companies-Diversified — 0.0%
HRG Group, Inc.,
Sr. Sec’d. Notes
7.875%	07/15/19		332	$343,620
Sr. Unsec’d. Notes
7.750%	01/15/22		275	290,125
Hutchison Whampoa International 12 II Ltd. (Hong Kong),
Gtd. Notes, 144A
3.250%	11/08/22		200	204,160

				837,905

Home Builders — 0.0%
CalAtlantic Group, Inc.,
Gtd. Notes
5.250%	06/01/26		38	37,858
5.875%	11/15/24		249	261,450
8.375%	01/15/21		80	92,800
Lennar Corp.,
Gtd. Notes
4.500%	06/15/19		12	12,330
6.950%	06/01/18		10	10,475
12.250%	06/01/17		100	101,500
Mattamy Group Corp. (Canada),
Gtd. Notes, 144A
6.500%	11/15/20		142	145,906
Sr. Unsec’d. Notes, 144A
6.875%	11/15/20	CAD	80	61,360
6.875%	12/15/23		28	29,050
New Home Co., Inc. (The),
Sr. Unsec’d. Notes, 144A
7.250%	04/01/22		156	157,170
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	11/15/25		90	90,675
5.625%	01/15/24		35	36,925

				1,037,499

Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26		364	358,904
5.625%	10/15/23		620	623,100

				982,004

Household Products/Wares — 0.1%
ACCO Brands Corp.,
Gtd. Notes, 144A
5.250%	12/15/24		70	70,349
Central Garden & Pet Co.,
Gtd. Notes
6.125%	11/15/23		553	583,414
Kronos Acquisition Holdings, Inc. (Canada),
Gtd. Notes, 144A
9.000%	08/15/23		268	272,690
Prestige Brands, Inc.,
Gtd. Notes, 144A
5.375%	12/15/21		234	239,265
6.375%	03/01/24		20	21,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Household Products/Wares (cont’d.)
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	34	$35,955
6.125%	12/15/24	14	14,805
6.625%	11/15/22	218	229,717

			1,467,195

Housewares — 0.0%
American Greetings Corp.,
Sr. Unsec’d. Notes, 144A
7.875%	02/15/25	112	117,598
Radio Systems Corp.,
Sec’d. Notes, 144A
8.375%	11/01/19	180	187,200
Scotts Miracle-Gro Co. (The),
Gtd. Notes
6.000%	10/15/23	711	755,438
Gtd. Notes, 144A
5.250%	12/15/26	83	84,038

			1,144,274

Insurance — 0.3%
AIG SunAmerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32	185	239,183
Allstate Corp. (The),
Sr. Unsec’d. Notes
3.150%	06/15/23	122	123,961
American International Group, Inc.,
Sr. Unsec’d. Notes
3.875%	01/15/35	345	315,247
4.125%	02/15/24	165	169,252
4.500%	07/16/44	171	163,181
Aon Corp.,
Gtd. Notes
6.250%	09/30/40	33	39,187
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.400%	05/15/42	165	173,318
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.000%	02/11/23(a)	325	330,899
3.125%	03/15/26	195	194,813
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24	73	74,917
4.500%	03/01/26	53	56,015
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	280	287,176
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/01/21	50	50,125
Jackson National Life Global Funding,
Sec’d. Notes, 144A
2.250%	04/29/21	540	532,882
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.950%	05/01/22	68	73,882

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
6.500%	03/15/35	100	$120,464
7.800%	03/07/87	95	109,250
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
7.875%	10/15/26	200	252,894
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.200%	03/15/22	59	62,271
6.250%	02/15/20	390	429,853
Manulife Financial Corp. (Canada),
Sub. Notes
4.061%(c)	02/24/32	245	245,455
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.500%	06/03/24	170	173,471
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
5.375%	12/01/41	66	75,564
MassMutual Global Funding II,
Sec’d. Notes, 144A
2.000%	04/15/21	530	518,490
Sr. Sec’d. Notes, 144A
2.350%	04/09/19	200	202,009
2.500%	10/17/22	132	129,511
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66	170	186,575
Sr. Unsec’d. Notes
4.125%	08/13/42	130	126,567
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
3.650%	06/14/18	120	122,794
3.875%	04/11/22	767	810,089
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
9.375%	08/15/39	300	480,747
New York Life Global Funding,
Sr. Sec’d. Notes, MTN, 144A
2.000%	04/13/21	230	226,385
Pacific Life Global Funding,
Sr. Sec’d. Notes, MTN, 144A
5.000%	05/15/17	200	200,788
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39	260	404,149
Radian Group, Inc.,
Sr. Unsec’d. Notes
7.000%	03/15/21	100	110,625
Swiss Re Treasury US Corp. (Switzerland),
Gtd. Notes, 144A
4.250%	12/06/42	90	88,875
Travelers Property Casualty Corp.,
Gtd. Notes
7.750%	04/15/26	190	251,742
Voya Financial, Inc.,
Gtd. Notes
3.650%	06/15/26	92	90,636

			8,243,242

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.800%	12/05/34	170	$188,243
Cogent Communications Group, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	03/01/22	350	359,188
eBay, Inc.,
Sr. Unsec’d. Notes
1.350%	07/15/17	114	113,949
2.600%	07/15/22	285	281,015
4.000%	07/15/42	253	215,097
Netflix, Inc.,
Gtd. Notes, 144A
4.375%	11/15/26	39	38,318
Sr. Unsec’d. Notes
5.500%	02/15/22	40	42,500
5.750%	03/01/24	455	486,259
Symantec Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25	128	131,255
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.000%	04/01/23	999	1,055,194
6.375%	05/15/25	400	431,748
Gtd. Notes, 144A
5.750%	01/15/27	84	88,603

			3,431,369

Iron/Steel — 0.2%
AK Steel Corp.,
Gtd. Notes
7.000%	03/15/27	154	153,325
Sr. Sec’d. Notes
7.500%	07/15/23	225	244,124
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
6.125%	06/01/25	342	379,619
7.000%	02/25/22(a)	1,295	1,472,907
7.500%	03/01/41	130	145,495
7.750%	10/15/39	44	49,939
10.600%	06/01/19	5	5,899
Cliffs Natural Resources, Inc.,
Sr. Sec’d. Notes, 144A
8.250%	03/31/20	5	5,394
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.875%	05/15/23	165	168,299
Nucor Corp.,
Sr. Unsec’d. Notes
4.000%	08/01/23	108	114,170
5.200%	08/01/43	72	81,830
6.400%	12/01/37	100	127,139
Steel Dynamics, Inc.,
Gtd. Notes
5.125%	10/01/21	85	87,656
5.250%	04/15/23	50	51,875
6.375%	08/15/22	230	239,488
Gtd. Notes, 144A
5.000%	12/15/26	55	55,688

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Iron/Steel (cont’d.)
United States Steel Corp.,
Sr. Sec’d. Notes, 144A
8.375%	07/01/21	115	$127,650
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.250%	08/10/26	520	564,850

			4,075,347

Leisure Time — 0.1%
LTF Merger Sub, Inc.,
Gtd. Notes, 144A
8.500%	06/15/23	225	238,500
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
4.750%	12/15/21	91	92,365
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	04/15/23	498	509,206
Vista Outdoor, Inc.,
Gtd. Notes
5.875%	10/01/23(a)	440	427,900

			1,267,971

Lodging — 0.3%
Boyd Gaming Corp.,
Gtd. Notes
6.875%	05/15/23	569	613,097
Caesars Entertainment Operating Co., Inc.,
Sr. Sec’d. Notes(i)
9.000%	02/15/20	492	571,693
11.250%	06/01/17(a)	246	279,191
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc.,
Sec’d. Notes
9.375%	05/01/22	115	123,625
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	07/01/19	173	168,675
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	12/01/21	90	95,400
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
4.250%	09/01/24	155	153,063
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.,
Gtd. Notes, 144A
6.125%	12/01/24	47	49,350
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	04/01/25	108	109,318
4.875%	04/01/27	50	50,500
Interval Acquisition Corp.,
Gtd. Notes
5.625%	04/15/23	320	324,800
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sr. Sec’d. Notes, 144A
6.750%	11/15/21	355	367,425

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Lodging (cont’d.)
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	1,705	$1,653,850
6.000%	03/15/23	696	751,680
6.625%	12/15/21	220	243,375
6.750%	10/01/20	238	261,800
7.750%	03/15/22(a)	984	1,135,290
11.375%	03/01/18	200	215,750
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21	357	362,355
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes
5.375%	03/15/22	180	184,275
Gtd. Notes, 144A
5.500%	03/01/25	955	970,519

			8,685,031

Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
2.850%	06/01/22	247	249,134
Oshkosh Corp.,
Gtd. Notes
5.375%	03/01/25	99	102,218
Terex Corp.,
Gtd. Notes, 144A
5.625%	02/01/25	230	233,450
Vertiv Group Corp.,
Sr. Unsec’d. Notes, 144A
9.250%	10/15/24	523	559,609

			1,144,411

Machinery-Diversified — 0.1%
ATS Automation Tooling Systems, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.500%	06/15/23	58	60,609
CNH Industrial Capital LLC,
Gtd. Notes
4.875%	04/01/21	350	367,499
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22	45	45,056
3.900%	06/09/42	38	37,949
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.450%	09/11/20	378	381,137
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
3.800%	12/15/26	150	150,658
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.625%	08/15/24	315	317,756
Welbilt, Inc.,
Sr. Unsec’d. Notes
9.500%	02/15/24	280	322,700
Xylem, Inc.,
Sr. Unsec’d. Notes
4.375%	11/01/46	95	94,093

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Machinery-Diversified (cont’d.)
Zebra Technologies Corp.,
Sr. Unsec’d. Notes
7.250%	10/15/22	525	$567,656

			2,345,113

Media — 2.0%
21st Century Fox America, Inc.,
Gtd. Notes
4.750%	09/15/44	240	242,390
4.950%	10/15/45	85	87,976
7.250%	05/18/18	300	317,811
7.430%	10/01/26	100	125,992
7.625%	11/30/28	100	131,773
7.700%	10/30/25	100	128,042
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.625%	02/15/23	1,300	1,353,298
7.500%	05/15/26	1,045	1,110,312
Altice SA (Luxembourg),
Gtd. Notes, 144A
7.750%	05/15/22	1,015	1,077,168
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.375%	07/15/23	425	438,281
AMC Networks, Inc.,
Gtd. Notes
4.750%	12/15/22	220	221,099
5.000%	04/01/24	595	594,998
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.000%	04/15/20	479	530,493
8.625%	09/15/17	24	24,659
CBS Corp.,
Gtd. Notes
3.700%	08/15/24	34	34,433
4.850%	07/01/42	100	100,591
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.125%	02/15/23	127	130,493
5.750%	09/01/23	14	14,559
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23	1,079	1,111,368
5.125%	05/01/27	240	241,198
5.500%	05/01/26	174	180,090
5.750%	02/15/26	2,630	2,761,499
5.875%	04/01/24	1,545	1,629,974
Charter Communications Operating LLC/Charter Communications Operating
Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	155	163,784
6.384%	10/23/35	315	358,077
Sr. Sec’d. Notes, 144A
5.375%	05/01/47	280	281,277
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22	3,291	3,422,639
6.500%	11/15/22	74	75,110
7.625%	03/15/20	2,005	2,020,037
7.625%	03/15/20	15	14,888

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	160	$213,345
Comcast Cable Holdings LLC,
Gtd. Notes
10.125%	04/15/22	315	414,367
Comcast Corp.,
Gtd. Notes
2.350%	01/15/27	190	174,092
3.000%	02/01/24	120	119,948
3.200%	07/15/36	230	204,119
4.600%	08/15/45	265	274,007
6.450%	03/15/37	275	350,252
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
9.375%	01/15/19	145	162,204
Cox Enterprises, Inc.,
Sr. Unsec’d. Notes, 144A
7.375%	07/15/27	125	153,120
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	04/15/27	200	203,249
6.625%	10/15/25	355	386,063
Sr. Unsec’d. Notes
6.750%	11/15/21	346	375,194
8.625%	02/15/19	142	155,844
Sr. Unsec’d. Notes, 144A
10.875%	10/15/25	600	721,500
Discovery Communications LLC,
Gtd. Notes
3.800%	03/13/24	265	262,746
4.375%	06/15/21	159	167,523
4.950%	05/15/42	100	90,370
DISH DBS Corp.,
Gtd. Notes
4.250%	04/01/18	10	10,166
5.000%	03/15/23	360	361,800
5.875%	07/15/22	555	583,094
5.875%	11/15/24	2,444	2,566,811
6.750%	06/01/21	1,879	2,028,145
7.750%	07/01/26	402	467,326
7.875%	09/01/19	135	148,838
Gray Television, Inc.,
Gtd. Notes, 144A
5.125%	10/15/24	115	113,563
5.875%	07/15/26	165	167,888
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19(a)	660	564,631
LIN Television Corp.,
Gtd. Notes
5.875%	11/15/22	108	111,780
Mediacom Broadband LLC/Mediacom Broadband Corp.,
Sr. Unsec’d. Notes
6.375%	04/01/23	130	136,175
NBCUniversal Media LLC,
Gtd. Notes
5.950%	04/01/41	90	109,795
6.400%	04/30/40	154	196,557

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
6.125%	02/15/22(a)	440	$457,600
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes
4.500%	10/01/20	127	129,223
Gtd. Notes, 144A
5.000%	04/15/22	1,288	1,316,980
Quebecor Media, Inc. (Canada),
Sr. Unsec’d. Notes
5.750%	01/15/23	1,334	1,390,696
SFR Group SA (France),
Sr. Sec’d. Notes, 144A
6.000%	05/15/22	1,625	1,683,906
7.375%	05/01/26	1,365	1,405,950
Sinclair Television Group, Inc.,
Gtd. Notes
5.375%	04/01/21	40	40,900
6.125%	10/01/22	450	470,813
Gtd. Notes, 144A
5.625%	08/01/24	1,045	1,058,063
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	05/15/23	68	69,530
5.375%	04/15/25	1,390	1,422,665
5.750%	08/01/21	771	801,069
6.000%	07/15/24	832	891,281
Sky PLC (United Kingdom),
Gtd. Notes, 144A
3.750%	09/16/24	200	202,014
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28	150	195,973
TEGNA, Inc.,
Gtd. Notes
6.375%	10/15/23	765	808,988
Gtd. Notes, 144A
5.500%	09/15/24	250	255,938
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
3.950%	09/30/21	442	461,134
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.125%	02/15/21	300	312,100
8.750%	02/14/19	300	335,344
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	07/15/33	257	342,921
Time Warner, Inc.,
Gtd. Notes
3.800%	02/15/27	285	281,892
4.750%	03/29/21	430	461,598
6.250%	03/29/41	19	21,819
Unitymedia GmbH (Germany),
Sec’d. Notes, 144A
6.125%	01/15/25	415	436,788
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, 144A
5.500%	01/15/23	225	233,975

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	475	$469,063
5.125%	02/15/25	141	138,709
6.750%	09/15/22	125	131,124
UPCB Finance IV Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
5.375%	01/15/25	1,373	1,381,582
Viacom, Inc.,
Jr. Sub. Notes
5.875%(c)	02/28/57	35	35,700
6.250%(c)	02/28/57	25	25,200
Sr. Unsec’d. Notes
3.125%	06/15/22(a)	360	356,265
3.875%	04/01/24	234	234,532
4.375%	03/15/43	142	123,082
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.375%	06/15/24	674	700,118
Sr. Unsec’d. Notes, 144A^
5.125%	04/15/27	43	43,000
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
6.375%	04/15/23	215	224,138
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.250%	01/15/26	225	226,125
5.500%	08/15/26	630	639,450
Ziggo Secured Finance BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	01/15/27	290	289,971

			51,426,040

Metal Fabricate/Hardware — 0.0%
Hillman Group, Inc. (The),
Gtd. Notes, 144A
6.375%	07/15/22	45	42,926
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26	315	321,694
6.250%	08/15/24	350	364,875
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.,
Sr. Sec’d. Notes, 144A
8.625%	06/01/21	123	115,620
Zekelman Industries, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	06/15/23	210	234,675

			1,079,790

Mining — 0.2%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
6.750%	09/30/24	216	231,659
Aleris International, Inc.,
Gtd. Notes
7.875%	11/01/20	42	41,475
Sr. Sec’d. Notes, 144A
9.500%	04/01/21	112	120,399

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Mining (cont’d.)
Anglo American Capital PLC (United Kingdom),
Gtd. Notes, 144A
4.125%	04/15/21	485	$492,275
Barrick North America Finance LLC (Canada),
Gtd. Notes
4.400%	05/30/21	48	51,453
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
4.125%	02/24/42	305	305,439
5.000%	09/30/43	69	77,269
Coeur Mining, Inc.,
Gtd. Notes
7.875%	02/01/21	129	133,838
Constellium NV (Netherlands),
Sr. Unsec’d. Notes, 144A
6.625%	03/01/25(a)	250	240,469
FMG Resources August 2006 Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
9.750%	03/01/22	175	200,594
Freeport Minerals Corp.,
Gtd. Notes
7.125%	11/01/27	300	313,875
Freeport-McMoRan, Inc.,
Gtd. Notes
2.300%	11/14/17	11	10,945
3.100%	03/15/20	55	54,032
3.550%	03/01/22(a)	672	623,281
3.875%	03/15/23(a)	500	459,810
4.000%	11/14/21(a)	255	246,075
4.550%	11/14/24	190	176,938
5.400%	11/14/34	9	7,830
5.450%	03/15/43	171	144,709
Glencore Funding LLC (Switzerland),
Gtd. Notes, 144A
4.625%	04/29/24	200	207,708
Hecla Mining Co.,
Gtd. Notes
6.875%	05/01/21	283	289,368
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
7.250%	01/15/23	50	53,000
IAMGOLD Corp. (Canada),
Gtd. Notes, 144A
7.000%	04/15/25	50	49,500
International Wire Group, Inc.,
Sec’d. Notes, 144A
10.750%	08/01/21	115	111,838
Kaiser Aluminum Corp.,
Gtd. Notes
5.875%	05/15/24	55	57,320
Lundin Mining Corp. (Canada),
Sr. Sec’d. Notes, 144A
7.500%	11/01/20	125	132,188
7.875%	11/01/22	202	220,938
Newcrest Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
5.750%	11/15/41	47	48,975

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Mining (cont’d.)
Placer Dome, Inc. (Canada),
Sr. Unsec’d. Notes
6.450%	10/15/35	280	$324,586
Teck Resources Ltd. (Canada),
Gtd. Notes
3.000%	03/01/19	100	101,538
6.000%	08/15/40	267	269,003
Gtd. Notes, 144A
8.000%	06/01/21	97	106,215
8.500%	06/01/24	33	38,074
Sr. Unsec’d. Notes
6.125%	10/01/35	160	166,000
Vale Canada Ltd. (Brazil),
Sr. Unsec’d. Notes
7.200%	09/15/32	100	103,250

			6,211,866

Miscellaneous Manufacturing — 0.2%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
4.750%	04/15/19	95	96,306
6.000%	10/15/22	161	158,706
6.125%	01/15/23	221	216,579
7.500%	03/15/25	338	346,449
8.750%	12/01/21	110	120,449
CTP Transportation Products LLC/CTP Finance, Inc.,
Sr. Sec’d. Notes, 144A
8.250%	12/15/19	99	87,119
Eaton Corp.,
Gtd. Notes
1.500%	11/02/17	54	53,993
4.000%	11/02/32	42	42,566
Gates Global LLC/Gates Global Co.,
Gtd. Notes, 144A
6.000%	07/15/22	162	164,835
General Electric Co.,
Jr. Sub. Notes
5.000%(c)	12/29/49	170	179,350
Sr. Sec’d. Notes
2.100%	12/11/19	494	498,656
Sr. Unsec’d. Notes
2.700%	10/09/22	28	28,210
3.375%	03/11/24	25	25,893
Sr. Unsec’d. Notes, GMTN
5.625%	09/15/17	1,200	1,223,326
6.000%	08/07/19	530	582,169
Sr. Unsec’d. Notes, MTN
4.650%	10/17/21(a)	215	235,998
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
4.875%	09/15/41	496	559,987
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
2.875%	01/15/19	123	125,020
Koppers, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25	62	64,015

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Miscellaneous Manufacturing (cont’d.)
LSB Industries, Inc.,
Sr. Sec’d. Notes
8.500%	08/01/19(a)	345	$334,650
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	03/01/27	105	104,344
4.100%	03/01/47	90	90,540
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
2.000%	09/15/23	285	270,550
6.125%	08/17/26	180	219,409
Textron, Inc.,
Sr. Unsec’d. Notes
3.875%	03/01/25	225	228,845

			6,057,964

Multi-National — 0.0%
African Development Bank (Supranational Bank),
Sub. Notes
8.800%	09/01/19	620	718,494

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23	16	16,179
5.500%	12/01/24	175	183,313
6.000%	08/15/22	20	21,236

			220,728

Oil & Gas — 1.6%
Alberta Energy Co. Ltd. (Canada),
Sr. Unsec’d. Notes
7.375%	11/01/31	350	421,945
Anadarko Finance Co.,
Gtd. Notes
7.500%	05/01/31	160	203,199
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24	155	151,130
5.550%	03/15/26	125	138,723
8.700%	03/15/19	350	392,611
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22	1,127	1,141,792
5.375%	11/01/21(a)	370	380,023
5.625%	06/01/23	440	449,899
Gtd. Notes, 144A
5.000%	03/01/25	69	67,663
Apache Corp.,
Sr. Unsec’d. Notes
2.625%	01/15/23	65	62,587
3.250%	04/15/22	418	420,145
4.750%	04/15/43	65	64,885
6.900%	09/15/18	150	160,259
Baytex Energy Corp. (Canada),
Gtd. Notes, 144A
5.125%	06/01/21	12	10,829
5.625%	06/01/24	12	10,559

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Bonanza Creek Energy, Inc.,
Gtd. Notes(i)
5.750%	02/01/23	167	$133,599
6.750%	04/15/21	20	16,099
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.017%	01/16/27	140	134,375
3.245%	05/06/22	540	551,602
3.535%	11/04/24	345	349,128
3.588%	04/14/27	335	337,256
3.814%	02/10/24	250	259,172
BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
Gtd. Notes(i)
7.875%	04/15/22	40	23,999
California Resources Corp.,
Sec’d. Notes, 144A
8.000%	12/15/22	610	495,626
Callon Petroleum Co.,
Gtd. Notes, 144A
6.125%	10/01/24	61	63,439
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.900%	02/01/25	380	383,088
6.450%	06/30/33	339	384,021
Carrizo Oil & Gas, Inc.,
Gtd. Notes
7.500%	09/15/20	260	269,426
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.000%	08/15/22	28	27,607
4.450%	09/15/42	47	41,621
5.200%	09/15/43	54	53,327
6.750%	11/15/39	447	509,797
Chesapeake Energy Corp.,
Gtd. Notes
4.875%	04/15/22	40	35,999
5.750%	03/15/23	40	36,399
6.125%	02/15/21	60	58,199
Gtd. Notes, 144A
8.000%	01/15/25	136	135,999
Sec’d. Notes, 144A
8.000%	12/15/22(a)	834	873,616
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22	45	44,503
2.498%	03/03/22	180	180,358
2.895%	03/03/24	395	395,967
3.191%	06/24/23	73	74,749
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
10.750%	02/15/20	44	47,300
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.250%	08/15/22	225	227,813
CNOOC Finance 2015 Australia Pty Ltd. (China),
Gtd. Notes
2.625%	05/05/20	200	199,193

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
CNOOC Finance Ltd. (China),
Gtd. Notes
3.000%	05/09/23	285	$278,097
Concho Resources, Inc.,
Gtd. Notes
5.500%	04/01/23	255	263,925
ConocoPhillips Co.,
Gtd. Notes
4.150%	11/15/34	110	109,954
6.650%	07/15/18	250	265,649
ConocoPhillips Holding Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29	865	1,117,704
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	19	17,669
4.500%	04/15/23	453	440,823
5.000%	09/15/22	643	649,429
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/21	155	160,038
Denbury Resources, Inc.,
Gtd. Notes
4.625%	07/15/23	300	219,000
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.000%	06/15/45	80	80,267
Diamondback Energy, Inc.,
Gtd. Notes, 144A
4.750%	11/01/24	88	88,520
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	08/15/21	279	291,555
8.125%	09/15/23	130	138,125
Energen Corp.,
Sr. Unsec’d. Notes
4.625%	09/01/21	98	97,481
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.700%	10/01/40	250	255,297
Ensco PLC,
Sr. Unsec’d. Notes
5.200%	03/15/25	42	36,435
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.625%	03/15/23	172	167,873
4.100%	02/01/21	455	480,217
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
6.375%	06/15/23	24	18,420
7.750%	09/01/22	59	47,790
9.375%	05/01/20	1,262	1,189,687
Sec’d. Notes, 144A
8.000%	02/15/25	1,707	1,587,510
Sr. Sec’d. Notes, 144A
8.000%	11/29/24	270	283,500
Great Western Petroleum LLC/Great Western Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	09/30/21	52	53,950

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Gulfport Energy Corp.,
Gtd. Notes, 144A
6.000%	10/15/24	114	$110,580
Halcon Resources Corp.,
Gtd. Notes, 144A
6.750%	02/15/25(a)	434	426,188
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27	180	176,798
5.800%	04/01/47	105	108,514
7.125%	03/15/33	150	172,057
7.300%	08/15/31	100	117,819
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24	850	796,876
5.750%	10/01/25	471	454,515
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
Gtd. Notes
6.750%	04/01/22	90	76,500
Kerr-McGee Corp.,
Gtd. Notes
7.875%	09/15/31	130	166,616
Laredo Petroleum, Inc.,
Gtd. Notes
7.375%	05/01/22	195	202,313
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/44	65	58,785
Matador Resources Co.,
Gtd. Notes
6.875%	04/15/23	26	27,170
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23	736	657,801
7.000%	03/31/24	596	533,420
Sec’d. Notes, 144A
6.500%	01/15/25(a)	461	461,000
Memorial Production Partners LP/Memorial Production Finance Corp.,
Gtd. Notes(i)
6.875%	08/01/22	201	72,360
7.625%	05/01/21	124	46,500
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21	235	237,056
5.000%	09/15/20	100	103,438
Gtd. Notes, 144A
5.500%	01/15/23	241	245,971
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.375%	01/01/26	151	157,704
5.750%	01/30/22	520	551,850
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	11/15/43	125	129,986
5.625%	05/01/21	59	60,785
6.000%	03/01/41	150	166,615
Noble Holding International Ltd. (United Kingdom),
Gtd. Notes
5.250%	03/15/42	9	6,030

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
6.200%	08/01/40	58	$41,760
7.750%	01/15/24	72	69,120
Northern Oil and Gas, Inc.,
Sr. Unsec’d. Notes
8.000%	06/01/20	12	10,200
Oasis Petroleum, Inc.,
Gtd. Notes
6.500%	11/01/21	90	90,225
6.875%	03/15/22	20	20,500
6.875%	01/15/23(a)	645	656,288
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	02/15/23	406	401,222
Parker Drilling Co.,
Gtd. Notes
6.750%	07/15/22	228	202,351
7.500%	08/01/20	51	47,685
PBF Holding Co. LLC/PBF Finance Corp.,
Sr. Sec’d. Notes
7.000%	11/15/23	81	81,203
Penn VA Corp. Escrow,
Gtd. Notes^
— %	12/31/2099	175	2,625
Notes^
— %	12/31/2099	115	1,725
Petro-Canada (Canada),
Sr. Unsec’d. Notes
6.050%	05/15/18	186	194,739
7.875%	06/15/26	130	166,737
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.625%	06/15/35	150	154,515
Phillips 66,
Gtd. Notes
2.950%	05/01/17	54	54,061
4.300%	04/01/22	43	45,589
4.875%	11/15/44	275	276,169
Precision Drilling Corp. (Canada),
Gtd. Notes
5.250%	11/15/24	44	41,690
6.500%	12/15/21	204	203,535
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.375%	10/01/22	255	251,175
6.875%	03/01/21	200	212,501
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	427	408,853
Rice Energy, Inc.,
Gtd. Notes
7.250%	05/01/23(a)	245	260,925
Rowan Cos., Inc.,
Gtd. Notes
7.375%	06/15/25	161	161,805
RSP Permian, Inc.,
Gtd. Notes
6.625%	10/01/22	438	460,995
Gtd. Notes, 144A
5.250%	01/15/25	55	55,413

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Samson Investment Co.,
Gtd. Notes(i)
9.750%	02/15/20	421	$30,312
Sanchez Energy Corp.,
Gtd. Notes
6.125%	01/15/23	287	266,193
Seven Generations Energy Ltd. (Canada),
Gtd. Notes, 144A
6.875%	06/30/23	57	59,565
Shelf Drilling Holdings Ltd. (United Arab Emirates),
Sec’d. Notes, 144A
9.500%	11/02/20	283	264,922
Shell International Finance BV (Netherlands),
Gtd. Notes
2.375%	08/21/22	160	157,291
2.500%	09/12/26	190	179,242
3.750%	09/12/46	94	86,443
4.000%	05/10/46	75	71,791
4.125%	05/11/35	270	272,056
4.375%	03/25/20	805	857,768
4.550%	08/12/43	165	171,301
Sinopec Group Overseas Development 2013 Ltd. (China),
Gtd. Notes, 144A
4.375%	10/17/23	249	263,386
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24	250	236,250
6.500%	11/15/21	230	235,750
6.500%	01/01/23	213	216,195
6.750%	09/15/26	105	105,853
Southwestern Energy Co.,
Sr. Unsec’d. Notes
4.100%	03/15/22	210	196,350
6.700%	01/23/25	160	157,600
Statoil ASA (Norway),
Gtd. Notes
1.150%	05/15/18	201	200,059
1.200%	01/17/18	54	53,869
2.450%	01/17/23	155	152,408
2.650%	01/15/24	214	210,151
3.150%	01/23/22	77	78,824
4.250%	11/23/41	61	61,579
Stone Energy Corp.,
Sec’d. Notes
7.500%	05/31/22	5	5,347
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.950%	12/01/34	150	176,970
6.100%	06/01/18	100	105,255
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
5.500%	08/01/20	106	107,060
6.250%	04/15/21	110	112,200
6.375%	04/01/23	220	223,300
Tesoro Corp.,
Gtd. Notes, 144A
4.750%	12/15/23	96	99,081

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Tosco Corp.,
Gtd. Notes
7.800%	01/01/27	150	$196,744
8.125%	02/15/30	150	207,614
Total Capital Canada Ltd. (France),
Gtd. Notes
2.750%	07/15/23	273	270,076
Total Capital International SA (France),
Gtd. Notes
1.550%	06/28/17	94	94,069
2.700%	01/25/23	201	199,322
3.700%	01/15/24	120	124,710
3.750%	04/10/24	111	115,717
Transocean, Inc.,
Gtd. Notes
5.550%	10/15/22	95	89,359
6.800%	03/15/38(a)	556	457,310
7.500%	04/15/31	21	18,900
9.100%	12/15/41	64	61,120
Gtd. Notes, 144A
9.000%	07/15/23(a)	541	577,518
Gtd. Notes, RegS
9.000%	07/15/23	115	122,763
Ultra Petroleum Corp.,
Sr. Unsec’d. Notes, 144A(i)
6.125%	10/01/24	29	20,590
Unit Corp.,
Gtd. Notes
6.625%	05/15/21	76	74,860
Western Refining Logistics LP/WNRL Finance Corp.,
Gtd. Notes
7.500%	02/15/23	68	73,100
Whiting Petroleum Corp.,
Gtd. Notes
5.000%	03/15/19	166	165,585
5.750%	03/15/21(a)	900	891,000
WildHorse Resource Development Corp.,
Gtd. Notes, 144A
6.875%	02/01/25	115	109,825
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24	164	158,670
6.000%	01/15/22(a)	342	347,985
7.500%	08/01/20	10	10,600
8.250%	08/01/23	210	233,625

			39,692,727

Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes
6.000%	10/01/22	40	39,400
Halliburton Co.,
Sr. Unsec’d. Notes
3.500%	08/01/23	214	217,861
3.800%	11/15/25	285	288,589
8.750%	02/15/21	130	157,493
Sr. Unsec’d. Notes, 144A
7.600%	08/15/2096	90	113,257

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas Services (cont’d.)
McDermott International, Inc.,
Sec’d. Notes, 144A
8.000%	05/01/21	133	$135,660
National Oilwell Varco, Inc.,
Sr. Unsec’d. Notes
1.350%	12/01/17	44	43,878
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	12/21/25	117	121,935
Schlumberger Investment SA,
Gtd. Notes
3.650%	12/01/23	155	161,675
Gtd. Notes, 144A
3.300%	09/14/21	105	108,191
SESI LLC,
Gtd. Notes
7.125%	12/15/21	291	294,638
Transocean Proteus Ltd.,
Sr. Sec’d. Notes, 144A
6.250%	12/01/24	419	432,618
Trinidad Drilling Ltd. (Canada),
Gtd. Notes, 144A
6.625%	02/15/25	84	83,895
Weatherford International Ltd.,
Gtd. Notes
4.500%	04/15/22	61	58,408
6.500%	08/01/36	178	168,210
6.750%	09/15/40	44	41,800
7.000%	03/15/38	193	186,245
7.750%	06/15/21	174	187,485
8.250%	06/15/23	13	14,138
Gtd. Notes, 144A
9.875%	02/15/24	274	317,155

			3,172,531

Packaging & Containers — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
6.000%	06/30/21	200	205,999
7.250%	05/15/24	545	583,149
Ball Corp.,
Gtd. Notes
5.250%	07/01/25	305	322,919
Berry Plastics Corp.,
Sec’d. Notes
5.125%	07/15/23	110	112,750
BWAY Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24	202	203,642
Flex Acquisition Co., Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	01/15/25	36	36,778
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
5.375%	01/15/25	215	218,225
Pactiv LLC,
Sr. Unsec’d. Notes
8.375%	04/15/27	64	71,360

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Packaging & Containers (cont’d.)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA (New Zealand),
Gtd. Notes, 144A
7.000%	07/15/24	335	$358,659
Sr. Sec’d. Notes
5.750%	10/15/20	995	1,023,616
6.875%	02/15/21	117	120,539
Sr. Sec’d. Notes, 144A
4.523%(c)	07/15/21	255	260,898
Sealed Air Corp.,
Gtd. Notes, 144A
5.125%	12/01/24	520	540,151
6.500%	12/01/20	70	78,400

			4,137,085

Pharmaceuticals — 0.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.000%	11/06/18	274	274,814
2.850%	05/14/23	350	343,384
3.200%	11/06/22	100	101,125
4.500%	05/14/35	902	895,782
Actavis Funding SCS,
Gtd. Notes
4.550%	03/15/35	570	571,549
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.250%	02/27/27	275	274,274
Capsugel SA,
Gtd. Notes, PIK, 144A
7.000%	05/15/19	40	39,899
Endo Finance LLC,
Gtd. Notes, 144A
5.750%	01/15/22	85	77,350
Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
5.375%	01/15/23	30	25,894
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23	836	731,500
Express Scripts Holding Co.,
Gtd. Notes
3.400%	03/01/27	295	277,825
McKesson Corp.,
Sr. Unsec’d. Notes
2.850%	03/15/23	170	167,702
Medco Health Solutions, Inc.,
Gtd. Notes
4.125%	09/15/20	540	565,574
Mylan NV,
Gtd. Notes
5.250%	06/15/46	90	92,164
Mylan, Inc.,
Gtd. Notes
2.600%	06/24/18	480	483,644
Gtd. Notes, 144A
3.125%	01/15/23	380	368,639

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Nature’s Bounty Co. (The),
Sr. Unsec’d. Notes, 144A
7.625%	05/15/21	490	$515,725
Novartis Capital Corp. (Switzerland),
Gtd. Notes
2.400%	09/21/22	180	179,044
Pfizer, Inc.,
Sr. Unsec’d. Notes
4.000%	12/15/36	140	141,347
Teva Pharmaceutical Finance Co. BV (Israel),
Gtd. Notes
3.650%	11/10/21	296	300,769
Teva Pharmaceutical Finance IV LLC (Israel),
Gtd. Notes
2.250%	03/18/20	310	307,623
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
3.150%	10/01/26(a)	405	373,213
4.100%	10/01/46	75	64,605
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.375%	03/15/20	228	204,060
5.500%	03/01/23	4	3,080
5.875%	05/15/23	4,523	3,510,979
6.125%	04/15/25	113	87,010
6.375%	10/15/20(a)	676	611,780
6.750%	08/15/18	55	55,069
6.750%	08/15/21	60	51,750
7.000%	10/01/20	149	135,590
7.250%	07/15/22(a)	1,182	1,007,656
7.500%	07/15/21	330	289,163
Sr. Sec’d. Notes, 144A
6.500%	03/15/22	68	69,955
7.000%	03/15/24	661	678,351
Zoetis, Inc.,
Sr. Unsec’d. Notes
1.875%	02/01/18	52	52,030

			13,929,918

Pipelines — 0.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	09/15/24	255	258,825
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22	453	458,662
Boardwalk Pipelines LP,
Gtd. Notes
5.950%	06/01/26	161	178,287
Buckeye Partners LP,
Sr. Unsec’d. Notes
2.650%	11/15/18	175	175,838
4.150%	07/01/23	34	34,745
4.350%	10/15/24	40	40,644
4.875%	02/01/21	150	159,127
5.600%	10/15/44	125	128,180
5.850%	11/15/43	50	51,881

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes, 144A
5.875%	03/31/25	210	$218,925
7.000%	06/30/24	177	194,921
Columbia Pipeline Group, Inc.,
Gtd. Notes
4.500%	06/01/25	235	246,207
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
6.250%	04/01/23	415	430,563
Gtd. Notes, 144A
5.750%	04/01/25	113	115,401
DCP Midstream Operating LP,
Gtd. Notes
3.875%	03/15/23	215	206,400
4.950%	04/01/22	35	35,350
Gtd. Notes, 144A
4.750%	09/30/21	32	32,544
5.350%	03/15/20	10	10,350
6.750%	09/15/37	95	102,125
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.875%	01/15/24	310	329,375
7.500%	10/15/20	25	27,875
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
3.600%	02/01/23	157	156,051
4.900%	02/01/24	335	348,074
5.150%	02/01/43	210	196,068
7.500%	07/01/38	100	118,165
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23	250	252,094
3.750%	02/15/25	1,160	1,166,617
4.900%	05/15/46	395	404,310
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
5.625%	06/15/24	205	200,388
5.750%	02/15/21	7	7,088
6.000%	05/15/23	10	10,050
6.750%	08/01/22	25	25,775
Gulf South Pipeline Co. LP,
Sr. Unsec’d. Notes
4.000%	06/15/22(a)	250	254,803
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/24	110	115,225
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.625%	09/01/41	155	155,140
Kinder Morgan Finance Co. LLC,
Gtd. Notes, 144A
6.000%	01/15/18	23	23,719
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19	125	127,105
5.300%	12/01/34	75	75,268
5.550%	06/01/45	45	45,979
7.000%	06/15/17	81	81,868

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21	300	$316,536
4.250%	09/15/46	25	23,417
5.000%	03/01/26	115	126,593
5.150%	10/15/43	72	75,527
6.400%	07/15/18	320	337,535
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
Gtd. Notes
7.250%	02/15/21	91	91,910
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27(a)	245	243,938
4.875%	12/01/24	100	105,194
4.875%	06/01/25	158	165,502
5.200%	03/01/47	50	50,313
5.500%	02/15/23	530	546,430
NGPL PipeCo.LLC,
Sr. Unsec’d. Notes, 144A
7.119%	12/15/17	115	118,163
9.625%	06/01/19	55	56,925
NuStar Logistics LP,
Gtd. Notes
4.800%	09/01/20	59	59,702
6.750%	02/01/21	39	41,340
ONEOK Partners LP,
Gtd. Notes
4.900%	03/15/25(a)	677	716,638
6.125%	02/01/41	195	215,611
6.650%	10/01/36	150	174,587
ONEOK, Inc.,
Sr. Unsec’d. Notes
4.250%	02/01/22	71	72,420
7.500%	09/01/23	40	46,706
PBF Logistics LP/PBF Logistics Finance Corp.,
Gtd. Notes
6.875%	05/15/23	176	178,201
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
4.900%	10/01/46	125	119,014
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	715	692,097
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.500%	04/15/23	315	327,206
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
5.625%	04/15/20	63	66,308
Rose Rock Midstream LP/Rose Rock Finance Corp.,
Gtd. Notes
5.625%	07/15/22	96	94,861
5.625%	11/15/23	193	189,140
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	02/01/21	125	134,683
5.625%	04/15/23(a)	650	705,186
5.625%	03/01/25	144	156,117
5.750%	05/15/24	215	234,307

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
6.250%	03/15/22	585	$649,221
Sr. Sec’d. Notes, 144A
5.000%	03/15/27	184	192,342
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32	120	160,052
Spectra Energy Capital LLC,
Gtd. Notes
5.650%	03/01/20	540	577,965
6.200%	04/15/18	380	396,340
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
2.950%	09/25/18	46	46,608
3.375%	10/15/26	125	118,990
4.500%	03/15/45	55	51,383
5.950%	09/25/43	38	42,525
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes
5.500%	08/15/22	125	125,000
5.750%	04/15/25	108	107,460
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.250%	04/01/24	405	412,289
5.350%	05/15/45	155	151,210
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24	112	112,560
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23	430	420,325
6.375%	08/01/22	182	187,688
Gtd. Notes, 144A
5.125%	02/01/25	316	325,480
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
5.250%	01/15/25	100	104,500
5.500%	10/15/19	200	211,000
5.875%	10/01/20	285	292,838
6.125%	10/15/21	250	261,563
6.250%	10/15/22	125	132,031
6.375%	05/01/24	495	535,838
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22	185	179,097
Texas Gas Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.500%	02/01/21	400	417,366
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
2.500%	08/01/22	70	68,934
3.750%	10/16/23	80	83,123
4.625%	03/01/34	245	256,555
6.200%	10/15/37	150	184,449
7.125%	01/15/19	250	271,963
Transcanada Trust (Canada),
Gtd. Notes
5.300%(c)	03/15/77	115	113,634
5.625%(c)	05/20/75	86	88,580

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Western Gas Partners LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	235	$232,632
4.650%	07/01/26	105	108,141
5.375%	06/01/21	198	212,783
5.450%	04/01/44	70	71,908
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23	151	148,358
5.750%	06/24/44	25	25,125
7.500%	01/15/31	13	15,145
7.750%	06/15/31	91	106,925
7.875%	09/01/21	40	46,100
8.750%	03/15/32	90	113,625

			22,041,770

Real Estate — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
3.875%	03/20/27	200	202,905
Prologis LP,
Gtd. Notes
3.750%	11/01/25	120	122,629
4.250%	08/15/23	100	106,285

			431,819

Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp.,
Sr. Unsec’d. Notes
3.125%	01/15/27	160	149,760
3.500%	01/31/23	294	295,738
4.400%	02/15/26	220	227,585
5.000%	02/15/24	126	136,072
5.900%	11/01/21	100	111,888
American Tower Trust I,
Pass-Through Certificates, 144A
1.551%	03/15/43	233	232,437
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, GMTN
2.850%	03/15/23	260	256,716
Boston Properties LP,
Sr. Unsec’d. Notes
3.800%	02/01/24	200	204,847
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	200	197,384
3.875%	08/15/22	275	281,579
Communications Sales & Leasing, Inc./CSL Capital LLC,
Gtd. Notes
8.250%	10/15/23	735	775,424
CoreCivic, Inc.,
Gtd. Notes
4.625%	05/01/23	575	574,281
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.400%	02/15/21	215	218,700
3.700%	06/15/26	226	221,784
4.875%	04/15/22	160	172,111
5.250%	01/15/23	260	283,722

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes, 144A
5.000%	03/15/24	125	$128,438
5.375%	03/15/27	75	75,750
DDR Corp.,
Sr. Unsec’d. Notes
3.375%	05/15/23	130	125,645
3.500%	01/15/21	370	374,121
Duke Realty LP,
Gtd. Notes
3.875%	02/15/21	385	399,677
4.375%	06/15/22	126	133,932
DuPont Fabros Technology LP,
Gtd. Notes
5.875%	09/15/21	28	29,120
Equinix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/20	72	73,800
5.375%	01/01/22	13	13,683
5.375%	04/01/23	455	473,769
5.375%	05/15/27	120	123,900
5.750%	01/01/25	35	37,013
5.875%	01/15/26	520	553,150
Equity Commonwealth,
Sr. Unsec’d. Notes
5.875%	09/15/20	240	257,626
6.650%	01/15/18	250	253,310
ERP Operating LP,
Sr. Unsec’d. Notes
3.000%	04/15/23	220	217,774
4.625%	12/15/21	22	23,717
ESH Hospitality, Inc.,
Gtd. Notes, 144A
5.250%	05/01/25	602	606,888
GEO Group, Inc. (The),
Gtd. Notes
5.125%	04/01/23(a)	250	248,125
5.875%	01/15/22	250	258,125
5.875%	10/15/24	755	771,988
HCP, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/24	582	585,248
4.000%	06/01/25	192	192,570
Iron Mountain, Inc.,
Gtd. Notes
5.750%	08/15/24	295	300,900
6.000%	08/15/23	19	19,998
Gtd. Notes, 144A
6.000%	10/01/20	10	10,475
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.200%	05/01/21	40	40,449
3.800%	04/01/27	245	243,940
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.,
Gtd. Notes
5.625%	05/01/24	195	205,725

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
5.000%	04/15/21	38	$38,570
5.000%	04/15/23	250	253,750
SBA Communications Corp.,
Sr. Unsec’d. Notes
4.875%	07/15/22	85	86,275
Simon Property Group LP,
Sr. Unsec’d. Notes
4.125%	12/01/21	54	57,202
6.750%	02/01/40	100	130,301
UDR, Inc.,
Gtd. Notes, MTN
2.950%	09/01/26	275	256,757
Uniti Group, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
6.000%	04/15/23	511	530,163
Ventas Realty LP,
Gtd. Notes
3.850%	04/01/27	230	228,200
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.250%	03/01/22	370	389,650
VEREIT Operating Partnership LP,
Gtd. Notes
4.600%	02/06/24	566	582,979
Welltower, Inc.,
Sr. Unsec’d. Notes
4.500%	01/15/24	293	308,287

			13,981,018

Retail — 0.5%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
6.000%	04/01/22	982	1,018,825
Caleres, Inc.,
Gtd. Notes
6.250%	08/15/23	105	109,463
Claire’s Stores, Inc.,
Sr. Sec’d. Notes, 144A
6.125%	03/15/20	47	17,860
9.000%	03/15/19	1,423	569,199
CST Brands, Inc.,
Gtd. Notes
5.000%	05/01/23	29	29,943
CVS Health Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22	135	133,560
3.875%	07/20/25	525	540,932
4.000%	12/05/23	557	584,955
Dollar Tree, Inc.,
Gtd. Notes
5.750%	03/01/23	315	335,475
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes
6.750%	06/15/23	57	53,580
Sr. Unsec’d. Notes
6.500%	05/01/21	57	54,150
6.750%	01/15/22	6	5,670

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
Guitar Center, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	04/15/19	169	$141,960
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.500%	09/15/56	120	104,760
JC Penney Corp., Inc.,
Gtd. Notes
8.125%	10/01/19	4	4,320
Sr. Sec’d. Notes, 144A
5.875%	07/01/23	170	170,000
Jo-Ann Stores LLC,
Sr. Unsec’d. Notes, 144A
8.125%	03/15/19	95	94,763
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
Gtd. Notes, 144A
5.000%	06/01/24	50	51,063
5.250%	06/01/26	50	50,875
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23	305	318,725
Landry’s, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24	210	217,875
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.650%	04/15/42	130	138,717
5.125%	11/15/41	49	56,028
5.500%	10/15/35	100	118,371
Macy’s Retail Holdings, Inc.,
Gtd. Notes
4.300%	02/15/43	80	64,020
7.450%	07/15/17	400	406,994
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.700%	02/15/42	85	76,396
4.700%	12/09/35	200	209,570
Michaels Stores, Inc.,
Gtd. Notes, 144A
5.875%	12/15/20	300	308,442
Neiman Marcus Group Ltd. LLC,
Gtd. Notes, 144A
8.000%	10/15/21	386	232,419
Gtd. Notes, PIK, 144A
8.750%	10/15/21(a)	455	255,938
New Albertsons, Inc.,
Sr. Unsec’d. Notes
7.450%	08/01/29	23	21,793
7.750%	06/15/26	11	10,753
8.000%	05/01/31(a)	485	468,024
8.700%	05/01/30	5	4,949
O’Reilly Automotive, Inc.,
Gtd. Notes
3.550%	03/15/26	200	199,299
Party City Holdings, Inc.,
Gtd. Notes, 144A
6.125%	08/15/23	10	10,125

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26	341	$334,180
PetSmart, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23(a)	1,428	1,356,598
Rite Aid Corp.,
Gtd. Notes
6.750%	06/15/21	216	216,945
9.250%	03/15/20	150	154,219
Gtd. Notes, 144A
6.125%	04/01/23(a)	895	887,169
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.500%	11/01/23	545	548,406
Sonic Automotive, Inc.,
Gtd. Notes, 144A
6.125%	03/15/27	52	52,065
Target Corp.,
Sr. Unsec’d. Notes
3.625%	04/15/46	100	90,256
Tops Holding LLC/Tops Markets II Corp.,
Sr. Sec’d. Notes, 144A
8.000%	06/15/22	61	50,020
Walgreen Co.,
Gtd. Notes
4.400%	09/15/42	150	144,485
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
3.100%	06/01/23	162	161,776
3.800%	11/18/24	140	142,583
4.500%	11/18/34	150	149,777
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
4.000%	04/11/43	250	249,995
4.300%	04/22/44	50	52,792

			11,781,057

Semiconductors — 0.3%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.000%	07/01/24	58	61,769
Amkor Technology, Inc.,
Sr. Unsec’d. Notes
6.375%	10/01/22(a)	1,350	1,393,876
Analog Devices, Inc.,
Sr. Unsec’d. Notes
3.500%	12/05/26	305	302,064
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes, 144A
3.625%	01/15/24	370	372,727
3.875%	01/15/27	100	100,527
Entegris, Inc.,
Gtd. Notes, 144A
6.000%	04/01/22	230	240,063
Intel Corp.,
Sr. Unsec’d. Notes
2.600%	05/19/26	340	326,155
3.100%	07/29/22	80	82,222

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Semiconductors (cont’d.)
3.300%	10/01/21	83	$86,289
4.100%	05/19/46	70	69,808
4.800%	10/01/41	150	166,146
Micron Technology, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	09/15/23	266	296,923
Sr. Unsec’d. Notes
5.500%	02/01/25	30	31,125
Sr. Unsec’d. Notes, 144A
5.250%	08/01/23	58	59,450
5.250%	01/15/24	1,288	1,323,021
Microsemi Corp.,
Gtd. Notes, 144A
9.125%	04/15/23	218	250,428
National Semiconductor Corp.,
Sr. Unsec’d. Notes
6.600%	06/15/17	440	444,682
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.125%	06/01/21	200	207,500
5.750%	03/15/23	1,000	1,055,000
Qorvo, Inc.,
Gtd. Notes
6.750%	12/01/23	105	113,925
Sensata Technologies BV,
Gtd. Notes, 144A
4.875%	10/15/23	380	380,711
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26	915	969,900

			8,334,311

Software — 0.6%
ACI Worldwide, Inc.,
Gtd. Notes, 144A
6.375%	08/15/20	250	256,563
Camelot Finance SA,
Sr. Unsec’d. Notes, 144A
7.875%	10/15/24	210	221,025
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	03/01/25	110	112,749
CURO Financial Technologies Corp.,
Sr. Sec’d. Notes, 144A
12.000%	03/01/22	79	81,370
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23	804	862,291
Sec’d. Notes, 144A
5.750%	01/15/24	3,837	3,957,866
Sr. Sec’d. Notes, 144A
5.000%	01/15/24	283	287,953
5.375%	08/15/23	19	19,784
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl,
Gtd. Notes, 144A
10.000%	11/30/24	180	195,751
Infor Software Parent LLC/Infor Software Parent, Inc.,
Gtd. Notes, PIK, 144A
7.125%	05/01/21	369	377,303

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Software (cont’d.)
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22	1,517	$1,558,869
Informatica LLC,
Sr. Unsec’d. Notes, 144A
7.125%	07/15/23	273	265,493
Interface Security Systems Holdings, Inc./Interface Security Systems LLC,
Sec’d. Notes
9.250%	01/15/18	65	65,000
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26	645	610,280
2.875%	02/06/24	145	145,932
3.700%	08/08/46	200	187,742
4.100%	02/06/37	395	407,660
4.200%	11/03/35	410	429,851
MSCI, Inc.,
Gtd. Notes, 144A
5.250%	11/15/24	54	56,835
Nuance Communications, Inc.,
Gtd. Notes, 144A
5.375%	08/15/20	14	14,237
Open Text Corp. (Canada),
Gtd. Notes, 144A
5.625%	01/15/23	180	187,200
5.875%	06/01/26	58	60,755
Oracle Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/23	250	243,352
2.650%	07/15/26(a)	325	309,468
3.850%	07/15/36	150	146,562
3.900%	05/15/35	600	592,506
4.000%	07/15/46	180	171,723
4.300%	07/08/34	916	950,780
6.125%	07/08/39	125	158,234
Quintiles IMS, Inc.,
Gtd. Notes, 144A
5.000%	10/15/26	465	466,744
Rackspace Hosting, Inc.,
Gtd. Notes, 144A
8.625%	11/15/24(a)	402	423,588
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24	250	285,625
Veritas US, Inc./Veritas Bermuda Ltd.,
Sr. Sec’d. Notes, 144A
7.500%	02/01/23	335	353,425

			14,464,516

Telecommunications — 2.2%
America Movil SAB de CV (Mexico),
Gtd. Notes
5.000%	03/30/20	170	182,219
Sr. Unsec’d. Notes
3.125%	07/16/22	400	403,019
Anixter, Inc.,
Gtd. Notes
5.500%	03/01/23	618	641,174

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	06/30/22	155	$154,193
3.400%	05/15/25	1,165	1,125,304
3.600%	02/17/23	761	770,742
4.300%	12/15/42	195	173,379
4.350%	06/15/45	403	354,713
4.450%	04/01/24	150	157,202
4.500%	05/15/35	295	278,488
4.500%	03/09/48	355	315,680
5.150%	03/15/42	221	219,267
5.250%	03/01/37	400	407,782
5.350%	09/01/40	273	280,503
6.000%	08/15/40	200	219,254
Avaya, Inc.,
Sec’d. Notes, 144A(i)
10.500%	03/01/21	150	24,748
Sr. Sec’d. Notes, 144A(i)
7.000%	04/01/19(a)	282	222,778
9.000%	04/01/19	180	141,749
BellSouth LLC,
Sr. Unsec’d. Notes
6.550%	06/15/34	400	447,975
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.125%	12/15/30	100	149,591
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/20	10	10,483
5.625%	04/01/25(a)	325	309,156
5.800%	03/15/22	325	335,156
6.750%	12/01/23(a)	725	755,813
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24	186	195,067
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.500%	01/15/40	200	244,029
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27	117	116,819
6.000%	06/15/25	1,405	1,471,737
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21	22	22,605
5.500%	06/15/24	587	606,999
Consolidated Communications, Inc.,
Gtd. Notes
6.500%	10/01/22	177	169,919
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
8.750%	06/15/30	300	437,295
Gtd. Notes, 144A
3.600%	01/19/27	250	248,907
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	1,868	1,858,660

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Frontier Communications Corp.,
Sr. Unsec’d. Notes
6.250%	09/15/21(a)	315	$292,950
6.875%	01/15/25(a)	280	231,700
8.500%	04/15/20(a)	898	947,390
9.250%	07/01/21	493	497,930
10.500%	09/15/22	174	176,176
11.000%	09/15/25	1,349	1,311,903
GCI, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/21	441	452,025
Goodman Networks, Inc.,
Sr. Sec’d. Notes(i)
12.125%	07/01/18	193	76,235
Hughes Satellite Systems Corp.,
Gtd. Notes, 144A
6.625%	08/01/26	65	66,463
Sr. Sec’d. Notes, 144A
5.250%	08/01/26	487	485,783
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23	866	714,450
7.250%	04/01/19(a)	692	659,995
7.250%	10/15/20	1,218	1,109,902
7.500%	04/01/21	246	221,092
Sr. Sec’d. Notes, 144A
8.000%	02/15/24	914	968,840
Level 3 Financing, Inc.,
Gtd. Notes
4.762%(c)	01/15/18	55	55,275
5.125%	05/01/23	543	555,218
5.375%	01/15/24	602	616,298
5.375%	05/01/25	585	595,238
5.625%	02/01/23	640	662,400
6.125%	01/15/21	10	10,350
Nippon Telegraph & Telephone Corp. (Japan),
Sr. Sec’d. Notes
1.400%	07/18/17	124	124,003
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
6.625%	05/15/39	221	234,536
Orange SA (France),
Sr. Unsec’d. Notes
9.000%	03/01/31	230	338,642
Plantronics, Inc.,
Gtd. Notes, 144A
5.500%	05/31/23	425	428,719
Qwest Capital Funding, Inc.,
Gtd. Notes
6.875%	07/15/28	192	182,160
7.750%	02/15/31	58	54,375
Qwest Corp.,
Sr. Unsec’d. Notes
7.250%	09/15/25	50	54,651
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.100%	10/01/23	213	224,151
5.450%	10/01/43	118	133,709
8.750%	05/01/32	185	254,260

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
SES SA (Luxembourg),
Gtd. Notes, 144A
3.600%	04/04/23	100	$98,210
SoftBank Group Corp. (Japan),
Gtd. Notes, 144A
4.500%	04/15/20	400	411,500
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28(a)	547	577,769
6.900%	05/01/19	508	542,290
8.750%	03/15/32	2,412	2,900,431
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20	739	805,510
9.000%	11/15/18	567	617,321
Sr. Unsec’d. Notes
7.000%	08/15/20	110	118,113
11.500%	11/15/21	228	286,140
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	1,291	1,378,143
7.250%	09/15/21	105	113,348
7.625%	02/15/25(a)	2,506	2,737,806
7.875%	09/15/23	2,490	2,757,676
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Asset-Backed, 144A
3.360%	03/20/23	288	287,280
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.192%	04/27/18	206	208,677
4.103%	03/08/27	180	181,270
5.134%	04/27/20	388	417,930
5.213%	03/08/47	155	156,901
5.462%	02/16/21	45	49,398
T-Mobile USA, Inc.,
Gtd. Notes
5.125%	04/15/25	111	114,885
5.375%	04/15/27	75	77,438
6.000%	04/15/24	19	20,259
6.250%	04/01/21	57	58,781
6.375%	03/01/25	130	140,075
6.500%	01/15/24	1,715	1,852,200
6.625%	04/01/23	232	247,586
6.633%	04/28/21	555	573,593
6.731%	04/28/22	204	211,058
6.836%	04/28/23(a)	1,756	1,878,920
United States Cellular Corp.,
Sr. Unsec’d. Notes
6.700%	12/15/33	585	588,218
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.450%	03/15/21(a)	211	216,721
3.850%	11/01/42	202	169,127
4.125%	03/16/27	311	316,269
4.125%	08/15/46	295	254,545
4.272%	01/15/36	930	861,187
4.400%	11/01/34	131	123,964
4.522%	09/15/48	115	104,186

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
4.672%	03/15/55	106	$94,658
4.862%	08/21/46	504	484,545
5.012%	08/21/54	68	64,510
5.050%	03/15/34	540	549,121
Sr. Unsec’d. Notes, 144A
2.946%	03/15/22	824	820,720
4.812%	03/15/39(a)	755	735,353
5.012%	04/15/49	225	218,508
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.500%	02/19/18	101	100,830
West Corp.,
Gtd. Notes, 144A
5.375%	07/15/22	245	240,713
Sr. Sec’d. Notes, 144A
4.750%	07/15/21	128	130,241
Wind Acquisition Finance SA (ITALY),
Sec’d. Notes, 144A
7.375%	04/23/21	870	904,800
Sr. Sec’d. Notes, 144A
4.750%	07/15/20	200	203,250
Windstream Services LLC,
Gtd. Notes
6.375%	08/01/23(a)	920	816,500
7.500%	06/01/22(a)	532	518,700
7.500%	04/01/23(a)	393	369,420
7.750%	10/01/21(a)	705	694,425

			55,590,243

Transportation — 0.3%
Bluewater Holding BV (Netherlands),
Gtd. Notes, RegS, 144A
10.000%	12/10/19	200	147,999
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.100%	06/01/21	495	526,721
4.125%	06/15/47	210	209,408
4.375%	09/01/42	88	90,237
5.400%	06/01/41	115	134,357
5.750%	03/15/18	200	207,859
Canadian Pacific Railway Co. (Canada),
Sr. Unsec’d. Notes
4.500%	01/15/22	200	214,525
6.125%	09/15/15	32	38,624
7.125%	10/15/31	150	202,477
CSX Corp.,
Sr. Unsec’d. Notes
2.600%	11/01/26	325	304,469
4.250%	06/01/21	65	69,185
6.000%	10/01/36	100	121,434
FedEx Corp.,
Gtd. Notes
4.100%	04/15/43	120	111,021
4.100%	02/01/45	245	226,912
Jack Cooper Holdings Corp.,
Sr. Sec’d. Notes
9.250%	06/01/20	142	50,765

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Transportation (cont’d.)
JB Hunt Transport Services, Inc.,
Gtd. Notes
3.300%	08/15/22		250	$254,040
3.850%	03/15/24		150	154,263
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.903%	02/15/23		342	340,260
3.850%	01/15/24		292	305,731
5.590%	05/17/25		74	84,083
6.000%	05/23/2111		184	213,292
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.500%	03/01/18		55	55,329
3.500%	06/01/17		516	517,520
Ultrapetrol Bahamas Ltd. (Bahamas),
Sr. Sec’d. Notes(i)
8.875%	06/15/21		174	33,060
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.000%	04/15/27		375	370,806
3.799%	10/01/51		270	251,949
4.000%	04/15/47		135	133,223
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.125%	09/01/23		85	88,400
6.500%	06/15/22(a)		815	855,750

				6,313,699

Trucking & Leasing — 0.1%
Aviation Capital Group Corp.,
Sr. Unsec’d. Notes, 144A
2.875%	01/20/22		485	481,647
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
5.250%	08/15/22		75	78,000
5.500%	02/15/24		78	81,120
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22		775	786,386
4.200%	04/01/27		190	193,452

				1,620,605

Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.850%	03/01/24		300	315,087
4.300%	12/01/42		46	48,065

				363,152

TOTAL CORPORATE BONDS (cost $524,682,917)				531,223,358

FOREIGN GOVERNMENT BONDS — 0.7%
Italy Buoni Poliennali del Tesoro (Italy),
Bonds, RegS, 144A
4.750%	09/01/44	EUR	1,200	1,617,164
Sr. Unsec’d. Notes, RegS, 144A
3.500%	03/01/30	EUR	2,000	2,362,419
Mexico Government International Bond (Mexico),

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Sr. Unsec’d. Notes
4.000%	10/02/23		600	$618,000
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		302	293,695
Parpublica - Participacoes Publicas SGPS SA (Portugal),
Sr. Unsec’d. Notes, RegS
5.250%	09/28/17	EUR	550	608,158
Province of Quebec (Canada),
Unsec’d. Notes, MTN
6.350%	01/30/26		120	148,550
United Kingdom Gilt (United Kingdom),
Bonds, RegS
1.500%	07/22/26	GBP	8,600	11,194,169

TOTAL FOREIGN GOVERNMENT BONDS (cost $17,165,017)				16,842,155

MUNICIPAL BONDS — 0.0%
California — 0.0%
City of Los Angeles Department of Airports,
Revenue Bonds, BABs
6.582%	05/15/39		175	223,517
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39		180	252,715

				476,232

New York — 0.0%
New York State Dormitory Authority,
Revenue Bonds, BABs
5.600%	03/15/40		150	182,930
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62		265	276,716
5.647%	11/01/40		220	271,513
5.647%	11/01/40		60	74,049

				805,208

Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
7.499%	02/15/50		150	204,293

TOTAL MUNICIPAL BONDS (cost $1,306,061)				1,485,733

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.4%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 5A1
3.538%(c)	09/25/35		80	70,690
Alternative Loan Trust,
Series 2005-J6, Class 2A1
5.500%	07/25/25		20	19,395
Series 2006-J2, Class A1
1.482%(c)	04/25/36		79	46,242
American Home Mortgage Assets Trust,
Series 2006-2, Class 2A1
1.172%(c)	09/25/46		419	342,659

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Banc of America Alternative Loan Trust,
Series 2004-1, Class 1A1
6.000%	02/25/34	111	$117,595
Series 2004-6, Class 4A1
5.000%	07/25/19	86	86,851
Series 2004-7, Class 3A1
6.000%	08/25/34	172	175,884
Banc of America Funding Trust,
Series 2005-1, Class 1A1
5.500%	02/25/35	249	249,242
Series 2005-7, Class 30PO, PO
6.160%(s)	11/25/35	36	27,805
Series 2006-1, Class 2A1
5.500%	01/25/36	16	15,580
Series 2006-D, Class 5A2
3.452%(c)	05/20/36	24	21,252
Series 2014-R7, Class 1A1
0.928%(c)	05/26/36	137	130,264
Series 2014-R7, Class 2A1
0.918%(c)	09/26/36	68	63,906
Series 2015-R4, Class 5A1, 144A
0.928%(c)	10/25/36	315	296,437
Banc of America Mortgage Trust,
Series 2004-5, Class 3A3
5.000%	06/25/19	55	55,062
Series 2004-C, Class 2A1
3.475%(c)	04/25/34	168	167,080
Series 2004-D, Class 2A1
3.245%(c)	05/25/34	4	3,709
Series 2004-D, Class 2A2
3.245%(c)	05/25/34	30	29,675
Series 2007-3, Class 1A1
6.000%	09/25/37	142	136,877
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-4, Class 3A1
3.152%(c)	07/25/33	104	104,539
Series 2005-12, Class 22A1
3.095%(c)	02/25/36	108	99,675
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC5, Class A1
5.250%	10/25/34	149	148,811
Citicorp Mortgage Securities Trust,
Series 2007-5, Class 1A9
6.000%	06/25/37	353	358,304
Citigroup Mortgage Loan Trust,
Series 2006-4, Class 1A1
5.500%	12/25/35	27	26,202
Series 2008-AR4, Class 1A1A, 144A
3.578%(c)	11/25/38	81	81,253
Series 2014-10, Class 1A1, 144A
0.913%(c)	11/25/36	74	72,361
Series 2014-10, Class 3A1, 144A
0.978%(c)	07/25/36	87	80,838
Series 2014-10, Class 4A1, 144A
0.940%(c)	02/25/37	115	105,183
Series 2014-10, Class 5A1, 144A
0.928%(c)	06/25/36	63	58,869
Series 2014-11, Class 4A1, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
0.878%(c)	07/25/36	73	$66,604
Series 2014-12, Class 1A4, 144A
0.903%(c)	08/25/36	291	269,616
Series 2014-12, Class 2A4, 144A
3.255%(c)	02/25/37	69	65,995
Series 2014-C, Class A, 144A
3.250%(c)	02/25/54	129	124,960
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-1, Class 3A4
5.250%	09/25/33	85	84,314
Series 2005-2, Class 2A11
5.500%	05/25/35	160	163,838
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-5, Class 2A9
5.250%	05/25/34	269	269,335
Series 2007-5, Class A6
1.332%(c)	05/25/37	35	24,716
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-AR5, Class 7A2
2.934%(c)	06/25/34	76	73,861
Series 2005-5, Class 1A1
5.000%	07/25/20	86	85,269
CSMC Trust,
Series 2011-12R, Class 3A1, 144A
3.051%(c)	07/27/36	49	48,842
Series 2014-10R, Class 4A1, 144A
0.941%(c)	12/27/36	49	47,820
Series 2014-11R, Class 8A1, 144A
1.118%(c)	04/27/37	37	36,335
Series 2014-11R, Class 9A1, 144A
0.918%(c)	10/27/36	144	137,727
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-1, Class 1A1
1.482%(c)	02/25/35	33	31,166
Series 2005-1, Class 2A1
5.883%(c)	02/25/20	16	16,193
Fannie Mae Connecticut Avenue Securities,
Series 2015-C04, Class 1M2
6.682%(c)	04/25/28	196	221,739
Series 2017-C01, Class 1M2
4.532%(c)	07/25/29	110	111,331
Fannie Mae Grantor Trust,
Series 2001-T10, Class A1
7.000%	12/25/41	638	747,183
Series 2002-T1, Class A2
7.000%	11/25/31	421	497,542
Series 2002-T4, Class A2
7.000%	12/25/41	466	541,015
Series 2004-T1, Class 1A1
6.000%	01/25/44	410	463,456
Fannie Mae Interest Strip,
Series 293, Class 1, PO
2.722%(s)	12/25/24	162	151,263
Series 369, Class 12, IO
5.500%(c)	05/25/36	585	108,444
Series 383, Class 60, IO
6.500%	10/25/37	142	30,330
Series 416, Class A300

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
3.000%	11/25/42	1,870	$1,840,349
Series 417, Class C11, IO
2.500%	02/25/28	4,582	406,877
Fannie Mae REMIC Trust,
Series 1999-W4, Class A9
6.250%	02/25/29	299	325,736
Series 2001-W3, Class A
6.474%(c)	09/25/41	339	371,468
Series 2002-W6, Class 2A1
6.117%(c)	06/25/42	229	259,995
Series 2003-W10, Class 3A5
4.299%	06/25/43	1,195	1,261,532
Series 2004-W11, Class 1A1
6.000%	05/25/44	1,482	1,686,237
Series 2004-W12, Class 1A2
6.500%	07/25/44	782	906,637
Series 2004-W6, Class 3A4
6.500%	07/25/34	178	181,320
Series 2005-W1, Class 1A2
6.500%	10/25/44	273	312,714
Series 2007-W10, Class 2A
6.353%(c)	08/25/47	272	301,568
Series 2007-W7, Class 2A2, IO
5.548%(c)	07/25/37	25	4,427
Series 2009-W1, Class A
6.000%	12/25/49	510	577,495
Fannie Mae REMICS,
Series 1993-119, Class H
6.500%	07/25/23	190	207,848
Series 1993-136, Class ZB
6.792%(c)	07/25/23	134	146,593
Series 1993-141, Class Z
7.000%	08/25/23	134	146,834
Series 1993-147, Class Z
7.000%	08/25/23	108	118,205
Series 1994-29, Class Z
6.500%	02/25/24	194	214,904
Series 1996-4, Class SA, IO
7.518%(c)	02/25/24	53	8,239
Series 1997-33, Class PA
8.500%	06/18/27	281	326,822
Series 1997-57, Class PN
5.000%	09/18/27	181	195,742
Series 2001-16, Class Z
6.000%	05/25/31	232	263,349
Series 2001-81, Class HE
6.500%	01/25/32	340	389,535
Series 2002-14, Class A1
7.000%	01/25/42	884	1,028,502
Series 2002-26, Class A2
7.500%	01/25/48	444	527,645
Series 2002-82, Class PE
6.000%	12/25/32	340	384,141
Series 2002-86, Class PG
6.000%	12/25/32	752	856,973
Series 2002-90, Class A2
6.500%	11/25/42	210	241,635
Series 2003-18, Class A1

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
6.500%	12/25/42	332	$374,140
Series 2003-21, Class OU
5.500%	03/25/33	101	114,405
Series 2003-24, Class MZ
5.500%	04/25/33	394	429,714
Series 2003-48, Class GH
5.500%	06/25/33	1,813	2,032,061
Series 2003-64, Class KF
1.281%(c)	07/25/18	34	34,465
Series 2003-81, Class FC
1.382%(c)	08/25/17	—(r)	201
Series 2004-101, Class HD
5.000%	01/25/20	86	86,829
Series 2004-36, Class SA
16.825%(c)	05/25/34	93	135,446
Series 2004-45, Class ZL
6.000%	10/25/32	314	348,126
Series 2004-60, Class PA
5.500%	04/25/34	66	67,983
Series 2004-68, Class LC
5.000%	09/25/29	313	343,645
Series 2005-102, Class PG
5.000%	11/25/35	999	1,087,330
Series 2005-110, Class GL
5.500%	12/25/35	562	638,204
Series 2005-22, Class DA
5.500%	12/25/34	96	101,505
Series 2005-30, Class UG
5.000%	04/25/35	507	551,033
Series 2005-57, Class NK
18.073%(c)	07/25/35	77	101,843
Series 2005-84, Class XM
5.750%	10/25/35	114	126,734
Series 2005-87, Class QZ
5.000%	10/25/35	227	239,269
Series 2005-97, Class PO, PO
2.437%(s)	11/25/35	486	477,182
Series 2006-2, Class LY
8.000%(c)	12/25/35	26	28,493
Series 2006-20, Class IB, IO
5.608%(c)	04/25/36	396	59,757
Series 2006-23, Class NS
9.000%(c)	04/25/36	44	48,215
Series 2006-48, Class ND
6.250%	03/25/36	98	100,934
Series 2006-60, Class CO, PO
2.207%(s)	06/25/35	76	74,920
Series 2006-77, Class PC
6.500%	08/25/36	254	287,665
Series 2006-9, Class KZ
6.000%	03/25/36	473	534,542
Series 2007-102, Class SA, IO
5.418%(c)	11/25/37	792	120,478
Series 2007-46, Class PA
6.000%	04/25/37	75	82,152
Series 2007-58, Class SV, IO
5.768%(c)	06/25/37	360	55,801
Series 2007-79, Class PE

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
5.000%	08/25/37	1,335	$1,408,550
Series 2008-91, Class SI, IO
5.018%(c)	03/25/38	643	73,096
Series 2008-95, Class AI, IO
5.000%	12/25/23	23	151
Series 2009-112, Class ST, IO
5.268%(c)	01/25/40	776	122,281
Series 2009-112, Class SW, IO
5.268%(c)	01/25/40	510	77,934
Series 2009-15, Class SA, IO
5.218%(c)	03/25/24	202	10,430
Series 2009-62, Class WA
5.570%(c)	08/25/39	839	939,272
Series 2010-10, Class NT
5.000%	02/25/40	1,290	1,442,130
Series 2010-19, Class MV
5.000%	02/25/21	557	577,877
Series 2010-35, Class SB, IO
5.438%(c)	04/25/40	304	36,463
Series 2010-43, Class CI, IO
4.500%	02/25/25	122	2,852
Series 2010-49, Class SC
10.697%(c)	03/25/40	165	196,990
Series 2010-64, Class DM
5.000%	06/25/40	239	260,127
Series 2011-22, Class MA
6.500%	04/25/38	297	321,092
Series 2011-39, Class ZA
6.000%	11/25/32	404	456,967
Series 2011-52, Class KB
5.500%	06/25/41	1,535	1,770,438
Series 2011-70, Class CL
3.000%	08/25/26	2	1,958
Series 2012-104, Class QS, IO
5.118%(c)	03/25/39	86	14,144
Series 2012-111, Class KS, IO
5.168%(c)	01/25/40	38	5,114
Series 2012-114, Class DS, IO
5.118%(c)	08/25/39	215	24,015
Series 2012-120, Class SE, IO
5.218%(c)	02/25/39	307	51,258
Series 2012-124, Class DS, IO
5.168%(c)	04/25/40	209	32,608
Series 2012-73, Class LS, IO
5.068%(c)	06/25/39	618	82,688
Series 2012-74, Class AS, IO
5.068%(c)	03/25/39	392	35,595
Series 2012-98, Class SA, IO
5.068%(c)	05/25/39	275	42,336
Series 2013-4, Class AJ
3.500%	02/25/43	1,016	1,052,521
Series 2013-4, Class PC
2.000%	06/25/42	1,269	1,240,116
Series 2013-83, Class CA
3.500%	10/25/37	961	998,465
Series 2013-96, Class YA
3.500%	09/25/38	1,569	1,625,155
Series 2016-38, Class NA

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
3.000%	01/25/46	3,218	$3,271,705
Series G93-17, Class S, IO
8.018%(c)	04/25/23	189	29,588
Fannie Mae Trust,
Series 2003-W12, Class 2A7
4.680%	06/25/43	338	359,354
Series 2003-W2, Class 2A9
5.900%	07/25/42	156	173,289
Series 2003-W3, Class 2A5
5.356%	06/25/42	340	370,902
Series 2003-W6, Class 1A41
5.398%	10/25/42	1,136	1,250,516
Series 2003-W6, Class 3A
6.500%	09/25/42	273	314,605
Series 2004-W2, Class 2A2
7.000%	02/25/44	242	282,658
Series 2004-W2, Class 5A
7.500%	03/25/44	266	314,416
Series 2004-W8, Class 2A
6.500%	06/25/44	282	324,175
Series 2005-W4, Class 1A1
6.000%	08/25/45	174	197,305
Federal National Mortgage Assoc.,
Series 2011-52, Class GB
5.000%	06/25/41	561	616,592
FHLMC Structured Pass-Through Securities,
Series T-58, Class 3A
7.000%	09/25/43	641	764,970
FHLMC-GNMA,
Series 24, Class ZE
6.250%	11/25/23	262	284,665
First Horizon Mortgage Pass-Through Trust,
Series 2003-AR3, Class 3A1
2.988%(c)	09/25/33	363	367,695
Freddie Mac REMICS,
Series 1049, Class S
35.730%(c)	02/15/21	6	8,028
Series 1621, Class J
6.400%	11/15/23	74	79,651
Series 1630, Class PK
6.000%	11/15/23	186	201,193
Series 1675, Class KZ
6.500%	02/15/24	178	197,786
Series 1680, Class PK
6.500%	02/15/24	200	222,622
Series 1695, Class EB
7.000%	03/15/24	245	270,666
Series 1980, Class Z
7.000%	07/15/27	333	380,198
Series 2353, Class KZ
6.500%	09/15/31	353	410,752
Series 2535, Class AW
5.500%	12/15/32	136	150,492
Series 2557, Class HL
5.300%	01/15/33	918	1,005,220
Series 2595, Class DC
5.000%	04/15/23	529	559,777
Series 2595, Class GC

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
5.500%	04/15/23	182	$197,138
Series 2611, Class TM
10.000%(c)	05/15/33	41	50,422
Series 2626, Class JC
5.000%	06/15/23	1,088	1,150,936
Series 2628, Class AB
4.500%	06/15/18	24	24,099
Series 2630, Class FL
1.412%(c)	06/15/18	23	23,179
Series 2643, Class SA
39.571%(c)	03/15/32	31	59,616
Series 2764, Class UG
5.000%	03/15/34	1,360	1,515,537
Series 2862, Class GB
5.000%	09/15/24	183	194,234
Series 2864, Class NB
5.500%	07/15/33	216	220,349
Series 2885, Class LZ
6.000%	11/15/34	1,297	1,501,882
Series 2893, Class PE
5.000%	11/15/34	470	514,954
Series 2922, Class SU
12.476%(c)	02/15/35	77	94,665
Series 2980, Class QA
6.000%	05/15/35	491	557,655
Series 2990, Class SR, IO
5.738%(c)	03/15/35	776	93,950
Series 3005, Class ED
5.000%	07/15/25	403	431,702
Series 3017, Class OC, PO
2.702%(s)	08/15/25	145	138,483
Series 3126, Class AO, PO
2.228%(s)	03/15/36	91	82,039
Series 3171, Class OJ, PO
2.920%(s)	06/15/36	14	11,134
Series 3187, Class Z
5.000%	07/15/36	706	774,352
Series 3201, Class IN, IO
5.338%(c)	08/15/36	435	54,202
Series 3218, Class HS, IO
6.288%(c)	09/15/26	489	75,451
Series 3237, Class BO, PO
2.617%(s)	11/15/36	396	321,129
Series 3306, Class TB
3.662%(c)	04/15/37	35	36,887
Series 3306, Class TC
3.122%(c)	04/15/37	31	31,919
Series 3383, Class KB
5.500%	11/15/27	1,140	1,274,106
Series 3385, Class SN, IO
5.088%(c)	11/15/37	121	13,254
Series 3405, Class PE
5.000%	01/15/38	621	683,554
Series 3443, Class PT
6.500%	03/15/37	906	1,027,482
Series 3564, Class JA
4.000%	01/15/18	29	29,070
Series 3593, Class SL, IO

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
5.488%(c)	11/15/24	333	$29,783
Series 3605, Class NC
5.500%	06/15/37	955	1,068,615
Series 3609, Class SA, IO
5.428%(c)	12/15/39	1,017	172,259
Series 3648, Class CY
4.500%	03/15/30	1,051	1,131,712
Series 3662, Class PJ
5.000%	04/15/40	908	991,718
Series 3677, Class PB
4.500%	05/15/40	1,261	1,348,602
Series 3688, Class GT
7.282%(c)	11/15/46	241	281,926
Series 3739, Class MC
4.000%	11/15/38	1,270	1,335,678
Series 3740, Class SB, IO
5.088%(c)	10/15/40	451	76,371
Series 3747, Class HI, IO
4.500%	07/15/37	170	5,303
Series 3784, Class S, IO
5.688%(c)	07/15/23	556	55,018
Series 3852, Class QN
5.500%(c)	05/15/41	356	371,566
Series 3852, Class TP
5.500%(c)	05/15/41	465	502,653
Series 3855, Class HI, IO
4.000%	02/15/26	453	17,523
Series 3859, Class JB
5.000%	05/15/41	932	1,009,659
Series 4030, Class IL, IO
3.500%	04/15/27	3,117	347,748
Series 4057, Class BS, IO
5.138%(c)	09/15/39	172	22,559
Series 4093, Class SD, IO
5.788%(c)	01/15/38	250	49,833
Series 4099, Class BS, IO
5.138%(c)	06/15/39	160	26,435
Series 4100, Class KJ
3.500%	08/15/42	18	17,958
Series 4113, Class JS, IO
5.138%(c)	07/15/39	70	8,357
Series 4123, Class SA, IO
5.288%(c)	09/15/39	84	12,466
Series 4199, Class SD, IO
5.288%(c)	06/15/39	354	50,558
Series 4374, Class NC
2.750%	02/15/46	1,701	1,763,669
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42	1,056	1,075,359
Series 304, Class C32, IO
3.000%	12/15/27	2,549	243,863
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN1, Class M2
3.182%(c)	02/25/24	750	771,374
Series 2014-DN3, Class M2
3.382%(c)	08/25/24	38	37,740
Series 2015-DNA2, Class M2

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
3.582%(c)	12/25/27	200	$205,180
GMACM Mortgage Loan Trust,
Series 2003-J10, Class A1
4.750%	01/25/19	44	43,469
Government National Mortgage Assoc.,
Series 2002-41, Class HS, IO
6.072%(c)	06/16/32	619	106,931
Series 2002-84, Class PH
6.000%	11/16/32	854	961,048
Series 2003-25, Class PZ
5.500%	04/20/33	560	630,849
Series 2003-58, Class PC
5.000%	07/20/33	1,610	1,785,656
Series 2003-86, Class ZC
4.500%	10/20/33	404	434,868
Series 2004-19, Class KE
5.000%	03/16/34	1,460	1,608,177
Series 2004-28, Class ST, IO
1.080%(c)	04/20/34	354	426
Series 2004-30, Class UC
5.500%	02/20/34	219	226,730
Series 2004-86, Class SP, IO
5.122%(c)	09/20/34	778	90,837
Series 2004-88, Class ES, IO
5.157%(c)	06/17/34	790	76,535
Series 2005-30, Class WD
6.000%	07/20/33	292	310,154
Series 2006-23, Class S, IO
5.522%(c)	01/20/36	414	22,114
Series 2006-26, Class S, IO
5.522%(c)	06/20/36	498	98,605
Series 2007-16, Class KU, IO
5.672%(c)	04/20/37	645	101,723
Series 2007-24, Class SA, IO
5.532%(c)	05/20/37	1,424	254,001
Series 2007-35, Class TE
6.000%	06/20/37	1,271	1,425,134
Series 2007-58, Class SD, IO
5.512%(c)	10/20/37	854	140,100
Series 2007-59, Class SP, IO
5.692%(c)	04/20/37	491	45,965
Series 2008-36, Class AY
5.000%	04/16/23	415	426,021
Series 2008-47, Class ML
5.250%	06/16/38	760	865,267
Series 2008-62, Class SA, IO
5.172%(c)	07/20/38	385	58,620
Series 2008-73, Class SK, IO
5.762%(c)	08/20/38	756	123,141
Series 2008-79, Class SA, IO
6.572%(c)	09/20/38	374	68,530
Series 2009-106, Class ST, IO
5.022%(c)	02/20/38	730	116,965
Series 2009-106, Class XL, IO
5.772%(c)	06/20/37	599	65,833
Series 2009-127, Class IA, IO
0.450%(c)	09/20/38	3,082	53,286
Series 2009-16, Class SJ, IO

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
5.822%(c)	05/20/37	883	$139,738
Series 2009-36, Class IE, IO
1.000%(c)	09/20/38	1,884	60,397
Series 2009-6, Class CI, IO
6.500%	11/16/38	86	6,452
Series 2009-65, Class LB
6.000%	07/16/39	118	129,867
Series 2009-77, Class CS, IO
6.072%(c)	06/16/38	798	75,457
Series 2009-81, Class A
5.750%	09/20/36	219	244,746
Series 2010-129, Class AW
6.104%(c)	04/20/37	1,167	1,298,531
Series 2010-14, Class AO, PO
3.202%(s)	12/20/32	62	59,084
Series 2010-14, Class QP
6.000%	12/20/39	42	43,211
Series 2010-157, Class OP, PO
3.683%(s)	12/20/40	604	494,193
Series 2010-31, Class SK, IO
5.122%(c)	11/20/34	448	64,774
Series 2010-4, Class SB, IO
5.572%(c)	08/16/39	565	38,124
Series 2010-85, Class ID, IO
6.000%	09/20/39	478	94,983
Series 2011-75, Class GP
4.000%	05/20/41	1,848	1,955,384
Series 2012-H31, Class FD
1.120%(c)	12/20/62	1,199	1,187,986
Series 2013-H04, Class BA
1.650%	02/20/63	1,406	1,391,029
Series 2013-H05, Class FB
1.180%(c)	02/20/62	893	893,090
GSMSC Resecuritization Trust,
Series 2014-1R, Class 1A, 144A
0.941%(c)	04/26/37	64	60,115
GSR Mortgage Loan Trust,
Series 2004-11, Class 1A1
3.303%(c)	09/25/34	120	114,964
Series 2004-6F, Class 2A4
5.500%	05/25/34	152	155,967
Series 2005-7F, Class 3A2
1.482%(c)	09/25/35	985	919,926
Series 2006-2F, Class 2A1
5.750%	02/25/36	31	28,309
Series 2006-3F, Class 2A7
5.750%	03/25/36	106	97,216
HarborView Mortgage Loan Trust,
Series 2004-9, Class 2A
3.162%(c)	12/19/34	34	27,958
Series 2006-9, Class 2A1A
1.188%(c)	11/19/36	114	89,621
Homestar Mortgage Acceptance Corp.,
Series 2004-4, Class A3
2.082%(c)	09/25/34	450	440,336
Impac CMB Trust,
Series 2005-1, Class 2A1
1.492%(c)	04/25/35	275	259,939

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Mortgage Trust,
Series 2004-S1, Class 3A1
5.500%	09/25/34	173		$172,516
Series 2005-S2, Class 4A3
5.500%	09/25/20	64		61,824
Series 2006-A2, Class 5A1
3.118%(c)	11/25/33	55		55,624
Series 2006-A2, Class 5A3
3.118%(c)	11/25/33	207		209,767
Series 2007-A1, Class 5A5
3.421%(c)	07/25/35	128		128,567
Lehman Mortgage Trust,
Series 2006-4, Class 3A1
5.000%	08/25/21	21		20,838
Lehman XS Trust,
Series 2006-18N, Class A2A
1.132%(c)	12/25/36	—	(r)	383
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A7
3.048%(c)	11/21/34	193		196,742
Series 2004-8, Class 5A1
3.164%(c)	08/25/34	156		154,608
MASTR Alternative Loan Trust,
Series 2003-8, Class 5A1
5.000%	11/25/18	27		27,884
Series 2003-9, Class 5A1
4.500%	12/25/18	60		59,791
Series 2004-1, Class 4A1
5.500%	02/25/34	111		112,681
Series 2004-3, Class 2A1
6.250%	04/25/34	268		278,566
Series 2005-5, Class 3A1
5.750%	08/25/35	77		64,629
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	482		488,884
Series 2004-6, Class 3A1
5.250%	07/25/19	39		39,575
Series 2004-6, Class 4A1
5.000%	07/25/19	49		49,265
Series 2004-P7, Class A6, 144A(g)
5.500%	12/27/33	98		101,026
Series 2006-3, Class 30PO, PO
5.190%(s)	10/25/36	144		111,138
Merrill Lynch Mortgage Investors Trust,
Series 2003-F, Class A1
1.622%(c)	10/25/28	513		501,821
Series 2004-B, Class A1
1.482%(c)	05/25/29	406		395,738
Series 2004-HB1, Class A3
2.927%(c)	04/25/29	132		129,723
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-HYB1, Class A3
2.535%(c)	03/25/33	270		246,182
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A6
3.301%(c)	09/25/34	213		216,382

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Nomura Resecuritization Trust,
Series 2015-2R, Class 4A1, 144A
1.054%(c)	12/26/36	74	$69,610
PHH Mortgage Trust,
Series 2008-CIM2, Class 5A1
6.000%	07/25/38	121	123,180
Prime Mortgage Trust,
Series 2004-2, Class A2
4.750%	11/25/19	67	67,563
Series 2004-CL1, Class 1A1
6.000%	02/25/34	226	235,566
RAAC Trust,
Series 2005-SP1, Class 2A1
5.250%	09/25/34	118	119,697
RBSSP Resecuritization Trust,
Series 2010-10, Class 2A1, 144A
0.908%(c)	09/26/36	20	19,016
Residential Accredit Loans, Inc. Trust,
Series 2003-QS16, Class A1
5.000%	08/25/18	24	23,897
Series 2003-QS20, Class A1
5.000%	11/25/18	21	21,251
Series 2004-QS3, Class CB
5.000%	03/25/19	68	67,502
Residential Asset Securitization Trust,
Series 2004-IP2, Class 1A1
3.188%(c)	12/25/34	224	224,507
Series 2006-R1, Class A2
1.382%(c)	01/25/46	280	126,661
Residential Funding Mortgage Securities I,
Series 2006-S12, Class 2A2
6.000%	12/25/36	102	97,578
Series 2006-S9, Class A1
6.250%	09/25/36	92	84,099
Sequoia Mortgage Trust,
Series 2004-8, Class A2
2.104%(c)	09/20/34	311	303,777
Springleaf Mortgage Loan Trust,
Series 2013-2A, Class M1, 144A
3.520%(c)	12/25/65	1,107	1,106,159
Series 2013-2A, Class M2, 144A
4.480%(c)	12/25/65	1,075	1,073,587
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-9XS, Class A
1.352%(c)	07/25/34	1,058	1,022,650
Structured Asset Mortgage Investments II Trust,
Series 2004-AR1, Class 1A1
1.678%(c)	03/19/34	879	848,267
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-22A, Class 3A
3.296%(c)	06/25/33	83	84,321
Series 2003-26A, Class 3A5
3.274%(c)	09/25/33	334	327,093
Series 2003-29, Class 1A1
4.750%	09/25/18	27	27,352
Series 2004-7, Class 2A1
5.500%(c)	05/25/24	110	111,797

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Thornburg Mortgage Securities Trust,
Series 2004-3, Class A
1.722%(c)	09/25/44	370	$339,035
Series 2007-4, Class 3A1
5.913%(c)	09/25/37	13	13,538
Vendee Mortgage Trust,
Series 1996-2, Class 1Z
6.750%	06/15/26	221	247,557
WaMu Mortgage Pass-Through Certificates Trust,
Series 2003-AR4, Class A7
2.851%(c)	05/25/33	290	292,424
Series 2003-S1, Class A5
5.500%	04/25/33	203	207,442
Series 2004-S3, Class 3A2
6.000%	07/25/34	265	276,805
Series 2005-7, Class 1A2
1.432%(c)	09/25/35	31	23,378
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-B, Class A1
3.024%(c)	02/25/34	57	56,874
Series 2004-EE, Class 2A2
3.049%(c)	12/25/34	221	224,682
Series 2004-O, Class A1
2.995%(c)	08/25/34	123	125,005
Series 2005-16, Class A8
5.750%	01/25/36	14	14,623
Series 2005-AR9, Class 3A1
3.129%(c)	06/25/34	176	179,334
Series 2006-11, Class A8
6.000%	09/25/36	52	49,394
Series 2006-17, Class A1
5.500%	11/25/21	22	22,428
Series 2007-11, Class A85
6.000%	08/25/37	152	150,536
Series 2007-11, Class A96
6.000%	08/25/37	18	17,897
Series 2007-3, Class 3A1
5.500%	04/25/22	5	5,159

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $109,834,817)			112,081,613

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.5%
Fannie Mae Principal Strip, MTN
3.415%(s)	05/15/30	1,750	1,134,014
Federal Home Loan Mortgage Corp.
2.681%(c)	10/01/36	93	98,258
3.000%	12/01/42	2,106	2,099,376
4.000%	02/01/26	636	669,673
4.000%	01/01/32	595	632,253
4.000%	10/01/42	1,274	1,348,265
5.000%	11/01/23	182	187,519
5.500%	12/01/24	386	407,123
5.500%	01/01/33	175	194,176
5.500%	06/01/35	368	413,535
6.000%	12/01/23	118	133,090
6.000%	11/01/24	370	417,338

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
6.000%	02/01/28	232	$261,665
6.000%	09/01/35	194	221,160
6.000%	12/01/36	114	130,000
6.500%	10/01/22	131	143,907
6.500%	05/01/25	138	147,675
6.500%	08/01/27	275	306,752
6.500%	01/01/29	162	177,660
6.500%	05/01/36	58	65,899
6.500%	09/01/36	38	42,105
6.500%	05/01/37	139	155,315
7.000%	09/01/36	220	246,275
7.000%	11/01/37	393	439,887
8.000%	02/01/38	97	106,225
Federal National Mortgage Assoc.
1.400%	07/01/17	1,460	1,458,877
2.330%	01/01/23	1,880	1,867,551
2.340%	12/01/22	2,184	2,171,675
2.350%	05/01/23	1,381	1,371,723
2.370%	12/01/22	1,519	1,512,015
2.480%	02/01/25	2,051	2,025,329
2.520%	05/01/23	2,000	2,006,732
2.570%	03/01/23	1,905	1,925,358
2.619%	12/01/22	1,457	1,475,352
2.710%	10/01/22	2,114	2,091,787
2.750%	03/01/22	1,220	1,243,501
2.820%	12/01/24	2,114	2,140,927
2.900%	12/01/24	514	521,110
2.960%	04/01/22	1,827	1,879,839
3.025%	08/01/29	1,386	1,394,778
3.030%	12/01/21	1,657	1,709,127
3.070%	02/01/25	2,565	2,614,266
3.340%	11/01/30	711	718,986
3.380%	01/01/18	1,430	1,438,581
3.416%	10/01/20	995	1,030,122
3.440%	11/01/23	2,328	2,441,119
3.500%	07/01/32	1,325	1,373,326
3.500%	07/01/32	503	521,149
3.500%	10/01/32	1,464	1,517,435
3.500%	11/01/32	1,279	1,326,049
3.500%	03/01/33	1,339	1,387,463
3.500%	09/01/42	1,350	1,385,857
3.500%	10/01/42	1,296	1,330,083
3.500%	01/01/43	1,642	1,684,737
3.500%	03/01/43	1,348	1,383,475
3.500%	05/01/43	1,446	1,483,737
3.500%	06/01/43	1,723	1,765,057
3.500%	06/01/43	1,513	1,552,338
3.500%	07/01/43	1,511	1,550,302
3.500%	01/01/44	2,326	2,386,987
3.590%	10/01/20	1,323	1,386,211
3.690%	11/01/23	1,345	1,424,970
3.739%	06/01/18	1,429	1,446,414
3.885%	08/01/25	1,850	1,978,865
4.000%	06/01/42	2,328	2,463,042
4.000%	07/01/42	1,474	1,558,858
4.000%	06/01/43	3,535	3,754,039
4.000%	06/01/43	1,830	1,936,114

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.000%	07/01/43	1,706	$1,805,570
4.010%	08/01/21	1,620	1,725,740
4.340%	04/01/20	1,736	1,840,133
4.500%	04/01/44	1,902	2,071,409
4.500%	04/01/44	1,531	1,667,906
5.000%	12/01/19	132	137,279
5.000%	05/01/23	257	280,436
5.000%	06/01/23	371	395,759
5.000%	07/01/25	338	362,522
5.000%	02/01/35	403	444,869
5.000%	10/01/39	799	883,209
5.500%	01/01/19	38	38,940
5.500%	06/01/20	30	30,216
5.500%	09/01/23	110	115,510
5.500%	01/01/38	290	323,489
6.000%	09/01/19	14	14,042
6.000%	08/01/21	129	136,901
6.000%	09/01/22	32	33,045
6.000%	01/01/24	329	355,947
6.000%	07/01/24	86	93,332
6.000%	04/01/28	121	136,219
6.000%	05/01/28	76	86,265
6.000%	12/01/32	492	562,897
6.000%	03/01/34	578	661,680
6.000%	04/01/34	115	123,803
6.000%	04/01/35	153	173,971
6.000%	01/01/36	54	61,043
6.000%	10/01/36	38	43,309
6.000%	08/01/37	146	164,777
6.000%	08/01/37	77	86,553
6.262%(c)	09/01/37	74	76,115
6.500%	09/01/22	101	110,030
6.500%	12/01/23	133	146,514
6.500%	09/01/28	125	139,000
6.500%	07/01/36	35	40,107
6.500%	05/01/37	54	58,652
6.500%	07/01/37	136	151,399
6.500%	10/01/38	136	153,753
6.500%	10/01/38	93	105,182
7.000%	04/01/37	92	107,859
8.000%	12/01/36	857	1,027,845
Government National Mortgage Assoc.
6.000%	08/15/36	2,274	2,629,520
6.000%	09/20/36	103	116,999
6.000%	05/20/38	70	75,497
6.000%	09/20/38	156	177,416
6.000%	03/20/41	65	72,093
6.500%	10/15/23	123	131,194
6.500%	01/15/33	194	226,009
6.500%	01/20/39	62	67,711
6.500%	10/20/39	307	345,077
6.500%	10/20/39	271	304,121
6.500%	12/20/40	633	738,870
7.000%	10/20/38	312	363,360
7.000%	12/20/38	131	154,980
7.500%	01/20/35	236	270,507
8.000%	05/20/32	591	676,992

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Residual Funding Corp. Principal Strip, Bonds
1.227%(s)	01/15/21	995	$922,521
2.745%(s)	01/15/30	1,000	666,318
Resolution Funding Corp. Interest Strip, Bonds
2.175%(s)	10/15/25	235	187,940
2.830%(s)	01/15/26	270	210,048
Tennessee Valley Authority
4.875%	01/15/48	885	1,049,869
5.250%	09/15/39	130	164,043
5.880%	04/01/36	3,430	4,573,998
Tennessee Valley Authority Principal Strip, Bonds
3.840%(s)	06/15/35	1,260	628,504

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $112,339,940)			113,541,222

U.S. TREASURY OBLIGATIONS — 6.1%
U.S. Treasury Bonds
2.875%	11/15/46	40	38,811
3.125%	02/15/43	1,600	1,631,750
3.750%	08/15/41	8,400	9,525,138
4.375%	05/15/40	3,940	4,891,912
4.500%	08/15/39	5,000	6,315,040
5.500%	08/15/28	7,000	9,089,066
6.500%	11/15/26	6,000	8,122,266
7.250%	08/15/22	10,000	12,659,380
U.S. Treasury Notes
0.750%	01/31/18(k)	11,540	11,512,050
0.750%	02/15/19	360	356,752
2.125%	05/15/25	11,250	11,080,373
2.750%	11/15/23	10,000	10,353,520
3.125%	05/15/21(k)	90	94,683
U.S. Treasury Strips Coupon
1.928%(s)	08/15/24	1,000	839,942
1.930%(s)	08/15/23	815	706,003
2.040%(s)	05/15/21	1,200	1,110,708
2.142%(s)	05/15/20	3,084	2,932,921
2.257%(s)	05/15/28	8,085	6,026,955
2.310%(s)	08/15/32	600	387,850
2.347%(s)	02/15/23	1,595	1,401,180
2.458%(s)	05/15/34	5,100	3,091,926
2.477%(s)	11/15/33	6,600	4,074,734
2.486%(s)	05/15/32	5,000	3,257,875
2.486%(s)	02/15/34	2,500	1,530,735
2.494%(s)	11/15/28	500	367,131
2.530%(s)	11/15/32	11,200	7,166,891
2.595%(s)	11/15/26	600	468,583
2.663%(s)	02/15/22	2,825	2,557,715
2.693%(s)	02/15/33	14,600	9,267,554
2.699%(s)	02/15/27	7,000	5,429,935
2.749%(s)	08/15/20	6,500	6,140,667
2.809%(s)	05/15/33	2,500	1,572,018
2.899%(s)	08/15/31	3,000	2,006,094
3.382%(s)	05/15/31	3,335	2,250,658
4.165%(s)	02/15/30	4,000	2,821,044
4.357%(s)	11/15/29	3,000	2,130,816

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
4.721%(s)	11/15/27	1,350	$ 1,023,509

TOTAL U.S. TREASURY OBLIGATIONS (cost $155,578,636)			154,234,185

TOTAL LONG-TERM INVESTMENTS (cost $2,024,340,973)			2,160,734,805

		Shares
SHORT-TERM INVESTMENTS — 18.4%
AFFILIATED MUTUAL FUNDS — 16.0%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)		303,488,956	303,488,956
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $102,828,133; includes $ 102,717,559 of cash collateral for securities on loan)(b)(w)		102,806,630	102,827,192

TOTAL AFFILIATED MUTUAL FUNDS (cost $406,317,089)			406,316,148

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 2.4%
U.S. Treasury Bills
0.470%	04/06/17	4,000	3,999,796
0.500%	04/20/17(a)	6,000	5,997,936
0.500%	05/04/17	4,800	4,797,149
0.510%	04/27/17	6,000	5,997,078
0.510%	05/11/17	4,800	4,796,357
0.520%	06/22/17(k)	340	339,432
0.583%	05/18/17	7,000	6,993,679
0.623%	06/22/17(k)	254	253,575
0.692%	05/11/17	2,000	1,998,482
0.700%	06/01/17	4,000	3,995,396
0.705%	06/15/17	5,000	4,992,695
0.714%	05/25/17	6,000	5,993,790
0.715%	05/18/17	6,000	5,994,582
0.725%	06/08/17	5,000	4,993,490
0.840%	09/07/17(k)	400	398,525
0.845%	09/07/17(k)	15	14,945
0.850%	09/07/17(k)	5	4,982
0.890%	09/07/17(k)	100	99,631

TOTAL U.S. TREASURY OBLIGATIONS (cost $61,666,419)			61,661,520

		Notional Amount (000)#
OPTIONS PURCHASED* — 0.0%
Put Options — 0.0%
1 Year Euro Dollar Mid-Curve Futures,expiring 06/16/17,
Strike Price $98.00		115	2,875

		Notional Amount (000)#	Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
5 Year U.S. Treasury Notes Futures,expiring 04/13/17,
Strike Price $117.25		34	$2,922

TOTAL OPTIONS PURCHASED (cost $12,833)			5,797

TOTAL SHORT-TERM INVESTMENTS (cost $467,996,341)			467,983,465

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT AND OPTION WRITTEN — 103.4% (cost $2,492,337,314)			2,628,718,270

Interest Rate	Maturity Date	Principal Amount (000)#
SECURITY SOLD SHORT

U.S. GOVERNMENT AGENCY OBLIGATION - SHORT
Federal National Mortgage Assoc.
3.500%	TBA	50	(51,145)

(proceeds received $50,797)

		Notional Amount (000)#
OPTION WRITTEN* — 0.0%
Put Options — 0.0%
1 Year Euro Dollar Mid-Curve Futures,expiring 05/12/17,
Strike Price $98.00
(premiums received $4,497)		115	(1,438)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT AND OPTION WRITTEN — 103.4% (cost $2,492,282,020)			2,628,665,687
Liabilities in excess of other assets(z) — (3.4)%			(87,501,636)

NET ASSETS — 100.0%			$2,541,164,051

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,499,986 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $100,471,909; cash collateral of $102,717,559 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

(d)	Post maturity date.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $192,340 is approximately 0.0% of net assets.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.

(r)	Less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(ss)	Represents zero coupon bonds.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number			Value at		Unrealized
of		Expiration	Trade	Value at	Appreciation
Contracts	Type	Date	Date	March 31, 2017	(Depreciation)

Long Positions:
92	90 Day Euro Dollar	Dec. 2017	$ 22,635,938	$ 22,643,500	$7,562
92	90 Day Euro Dollar	Dec. 2019	22,452,875	22,467,550	14,675
24	90 Day Euro Dollar	Mar. 2021	5,845,050	5,847,000	1,950
45	2 Year U.S. Treasury Notes	Jun. 2017	9,730,328	9,740,391	10,063
399	3 Year Australian Treasury Bonds	Jun. 2017	91,721,760	91,909,234	187,474
250	10 Year Australian Treasury Bonds	Jun. 2017	182,484,892	182,961,831	476,939
63	10 Year Euro-Bund	Jun. 2017	10,837,462	10,848,813	11,351
445	10 Year U.S. Treasury Notes	Jun. 2017	55,326,547	55,430,313	103,766
29	20 Year U.S. Treasury Bonds	Jun. 2017	4,353,438	4,374,469	21,031
63	Hang Seng China Enterprises Index	Apr. 2017	4,241,852	4,170,006	(71,846)
552	Mini MSCI Emerging Markets Index	Jun. 2017	25,564,584	26,534,640	970,056
745	Russell 2000 Mini Index	Jun. 2017	50,782,343	51,568,900	786,557
167	S&P 500 E-Mini Index	Jun. 2017	19,763,200	19,699,320	(63,880)
90	S&P/TSX 60 Index	Jun. 2017	12,377,879	12,345,603	(32,276)
247	TOPIX Index	Jun. 2017	34,185,898	33,556,768	(629,130)

					1,794,292

Short Positions:
6	90 Day Euro Dollar	Jun. 2017	1,480,275	1,480,650	(375)
6	90 Day Euro Dollar	Sep. 2017	1,478,350	1,478,550	(200)
206	90 Day Euro Dollar	Dec. 2018	50,435,575	50,464,850	(29,275)
24	90 Day Euro Dollar	Mar. 2019	5,876,100	5,874,900	1,200
8	90 Day Euro Dollar	Dec. 2019	1,949,600	1,953,700	(4,100)
22	2 Year U.S. Treasury Notes	Jun. 2017	4,757,907	4,761,969	(4,062)
22	5 Year Euro-Bobl	Jun. 2017	3,084,790	3,093,303	(8,513)
1,207	5 Year U.S. Treasury Notes	Jun. 2017	141,869,836	142,095,962	(226,126)
319	10 Year Euro-Bund	Jun. 2017	54,843,148	54,932,877	(89,729)
70	10 Year U.S. Treasury Notes	Jun. 2017	8,695,868	8,719,376	(23,508)
87	10 Year U.S. Ultra Treasury Bonds	Jun. 2017	11,568,109	11,648,484	(80,375)
6	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	959,063	963,750	(4,687)
47	ASX SPI 200 Index	Jun. 2017	5,155,493	5,249,751	(94,258)
46	Bank Accept	Dec. 2017	8,553,784	8,556,792	(3,008)
26	Euro STOXX 50 Index	Jun. 2017	927,980	950,266	(22,286)
75	Euro-OAT	Jun. 2017	11,763,319	11,764,706	(1,387)
230	FTSE 100 Index	Jun. 2017	20,943,632	20,965,545	(21,913)
51	Hang Seng Index	Apr. 2017	7,995,953	7,917,912	78,041
3,705	MSCI Europe Net Total Return Index	Jun. 2017	80,118,261	82,093,548	(1,975,287)
28	Russell 2000 Mini Index	Jun. 2017	1,927,575	1,938,160	(10,585)
11	S&P 500 E-Mini Index	Jun. 2017	1,310,650	1,297,560	13,090
22	Yen Denominated Nikkei 225 Index	Jun. 2017	1,879,727	1,873,350	6,377

					(2,500,966)

					$(706,674)

Cash and foreign currency of $8,624,758 and U.S. Treasury Obligations with a combined market value of $12,548,449 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at March 31, 2017.

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 05/09/17	Australia and New Zealand Banking Group	AUD	5,657	$4,331,771	$4,319,026	$(12,745)
Expiring 07/24/17	Credit Suisse First Boston Corp.	AUD	615	468,625	468,883	258
Brazilian Real,
Expiring 05/22/17	Goldman Sachs & Co.	BRL	1,048	336,437	330,694	(5,743)
British Pound,
Expiring 04/11/17	Royal Bank of Scotland Group PLC	GBP	19,998	24,447,170	25,061,414	614,244
Expiring 05/09/17	Australia and New Zealand Banking Group	GBP	1,577	2,002,744	1,978,060	(24,684)
Expiring 05/09/17	Australia and New Zealand Banking Group	GBP	408	510,310	511,076	766
Expiring 06/22/17	Hong Kong & Shanghai Bank	GBP	621	776,312	780,126	3,814
Expiring 06/22/17	State Street Bank	GBP	1,106	1,348,843	1,389,157	40,314
Canadian Dollar,
Expiring 06/22/17	Bank of America	CAD	2,571	1,912,958	1,935,815	22,857
Expiring 06/22/17	Barclays Capital Group	CAD	1,466	1,091,019	1,103,405	12,386
Chilean Peso,
Expiring 07/24/17	Credit Suisse First Boston Corp.	CLP	153,209	232,065	230,900	(1,165)
Expiring 07/24/17	Goldman Sachs & Co.	CLP	153,208	229,697	230,898	1,201
Danish Krone,
Expiring 04/11/17	Toronto Dominion	DKK	3,582	509,640	513,970	4,330
Euro,
Expiring 04/11/17	Australia and New Zealand Banking Group	EUR	1,047	1,129,126	1,117,783	(11,343)
Expiring 04/11/17	Australia and New Zealand Banking Group	EUR	851	918,958	908,308	(10,650)
Expiring 04/11/17	Australia and New Zealand Banking Group	EUR	619	672,105	660,804	(11,301)
Expiring 04/11/17	Australia and New Zealand Banking Group	EUR	535	577,876	570,773	(7,103)
Expiring 04/11/17	Australia and New Zealand Banking Group	EUR	424	453,109	452,811	(298)
Expiring 04/11/17	Australia and New Zealand Banking Group	EUR	403	426,332	430,345	4,013
Expiring 04/11/17	Australia and New Zealand Banking Group	EUR	395	418,850	421,999	3,149
Expiring 04/11/17	Barclays Capital Group	EUR	1,054	1,121,252	1,124,712	3,460
Expiring 04/11/17	Barclays Capital Group	EUR	473	510,749	504,918	(5,831)
Expiring 04/11/17	Deutsche Bank AG	EUR	325	350,852	346,783	(4,069)
Expiring 05/09/17	National Financial Services LLC	EUR	1,212	1,295,923	1,295,038	(885)
Expiring 05/09/17	State Street Bank	EUR	601	650,378	642,393	(7,985)
Expiring 05/22/17	Toronto Dominion	EUR	326	345,249	348,626	3,377
Expiring 06/22/17	Australia and New Zealand Banking Group	EUR	12,445	13,444,748	13,330,639	(114,109)
Expiring 06/22/17	Australia and New Zealand Banking Group	EUR	1,500	1,618,633	1,606,282	(12,351)
Expiring 06/22/17	Hong Kong & Shanghai Bank	EUR	718	765,611	769,290	3,679
Expiring 06/22/17	State Street Bank	EUR	1,012	1,077,870	1,084,104	6,234
Hong Kong Dollar,
Expiring 05/09/17	State Street Bank	HKD	10,221	1,318,513	1,316,425	(2,088)
Indian Rupee,
Expiring 07/13/17	BNP Paribas	INR	23,254	339,822	353,087	13,265
Japanese Yen,
Expiring 04/19/17	Standard Chartered PLC	JPY	32,655	291,528	293,544	2,016
Expiring 05/09/17	Australia and New Zealand Banking Group	JPY	104,983	936,863	944,435	7,572

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 05/09/17	Australia and New Zealand Banking Group	JPY	34,362	$309,718	$309,125	$(593)
Expiring 05/09/17	State Street Bank	JPY	78,427	707,980	705,535	(2,445)
Expiring 06/22/17	Australia and New Zealand Banking Group	JPY	394,077	3,564,787	3,551,647	(13,140)
Expiring 06/22/17	National Australia Bank Ltd.	JPY	292,946	2,646,645	2,640,200	(6,445)
Expiring 07/13/17	Deutsche Bank AG	JPY	80,670	735,306	727,776	(7,530)
Mexican Peso,
Expiring 05/22/17	Deutsche Bank AG	MXN	6,992	344,578	370,388	25,810
Expiring 06/22/17	Societe Generale	MXN	7,354	378,997	387,737	8,740
Norwegian Krone,
Expiring 04/11/17	Australia and New Zealand Banking Group	NOK	3,148	369,619	366,653	(2,966)
Expiring 04/11/17	Australia and New Zealand Banking Group	NOK	1,643	192,640	191,352	(1,288)
Expiring 04/11/17	Citigroup Global Markets	NOK	4,954	582,758	576,979	(5,779)
Singapore Dollar,
Expiring 05/09/17	Australia and New Zealand Banking Group	SGD	2,150	1,527,670	1,537,530	9,860
South African Rand,
Expiring 06/22/17	BNP Paribas	ZAR	12,525	968,331	920,037	(48,294)
Expiring 06/22/17	BNP Paribas	ZAR	231	17,956	16,937	(1,019)
South Korean Won,
Expiring 06/22/17	BNP Paribas	KRW	2,215,492	1,924,173	1,983,088	58,915
Expiring 06/22/17	Citigroup Global Markets	KRW	3,296,647	2,918,678	2,950,830	32,152
Expiring 06/22/17	Citigroup Global Markets	KRW	2,196,708	1,918,271	1,966,274	48,003
Expiring 06/22/17	Citigroup Global Markets	KRW	1,206,705	1,069,110	1,080,121	11,011
Expiring 06/22/17	Goldman Sachs & Co.	KRW	2,197,764	1,949,098	1,967,219	18,121
Expiring 06/22/17	Goldman Sachs & Co.	KRW	1,763,410	1,569,974	1,578,429	8,455
Expiring 06/22/17	Goldman Sachs & Co.	KRW	1,105,388	958,415	989,433	31,018
Expiring 06/22/17	Goldman Sachs & Co.	KRW	1,105,387	958,248	989,432	31,184
Expiring 06/22/17	Goldman Sachs & Co.	KRW	1,102,629	954,938	986,963	32,025
Expiring 06/22/17	Goldman Sachs & Co.	KRW	969,695	859,049	867,974	8,925
Expiring 07/13/17	Standard Chartered PLC	KRW	227,840	199,283	204,005	4,722
Swedish Krona,
Expiring 04/11/17	Australia and New Zealand Banking Group	SEK	4,541	512,481	507,007	(5,474)
Expiring 04/11/17	Royal Bank of Scotland Group PLC	SEK	2,519	285,696	281,306	(4,390)
Expiring 05/09/17	Australia and New Zealand Banking Group	SEK	15,048	1,736,822	1,682,456	(54,366)
Swiss Franc,
Expiring 04/11/17	Australia and New Zealand Banking Group	CHF	1,852	1,863,250	1,849,654	(13,596)
Expiring 04/11/17	Australia and New Zealand Banking Group	CHF	839	845,516	838,135	(7,381)
Expiring 04/11/17	Australia and New Zealand Banking Group	CHF	805	810,422	803,923	(6,499)
Expiring 04/11/17	Australia and New Zealand Banking Group	CHF	281	279,415	281,058	1,643
Expiring 04/11/17	Royal Bank of Scotland Group PLC	CHF	152	151,334	152,218	884
Expiring 05/09/17	Australia and New Zealand Banking Group	CHF	4,303	4,378,806	4,305,660	(73,146)
Expiring 05/09/17	Australia and New Zealand Banking Group	CHF	1,154	1,149,289	1,154,426	5,137

				$106,501,191	$107,098,030	596,839

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 06/22/17	BNP Paribas	AUD	1,031	$778,420	$786,464	$(8,044)
Expiring 07/24/17	Goldman Sachs & Co.	AUD	308	231,220	234,822	(3,602)
Expiring 07/24/17	Goldman Sachs & Co.	AUD	307	231,995	234,060	(2,065)
Brazilian Real,
Expiring 05/22/17	Goldman Sachs & Co.	BRL	1,048	328,630	330,694	(2,064)
British Pound,
Expiring 04/21/17	Australia and New Zealand Banking Group	GBP	3,772	4,743,066	4,728,875	14,191
Expiring 05/09/17	Australia and New Zealand Banking Group	GBP	215	263,331	269,753	(6,422)
Expiring 05/09/17	Bank of America	GBP	231	289,175	290,119	(944)
Expiring 05/09/17	Societe Generale	GBP	203	253,142	254,756	(1,614)
Expiring 05/09/17	Standard Chartered PLC	GBP	291	361,022	364,957	(3,935)
Expiring 06/22/17	Australia and New Zealand Banking Group	GBP	8,686	10,791,186	10,904,897	(113,711)
Expiring 06/22/17	Bank of America	GBP	707	882,490	887,561	(5,071)
Expiring 06/22/17	Deutsche Bank AG	GBP	258	322,028	323,531	(1,503)
Expiring 06/22/17	Goldman Sachs & Co.	GBP	10,294	12,557,717	12,923,995	(366,278)
Expiring 06/22/17	Goldman Sachs & Co.	GBP	511	638,756	642,006	(3,250)
Expiring 06/22/17	Hong Kong & Shanghai Bank	GBP	509	640,761	638,824	1,937
Expiring 06/22/17	State Street Bank	GBP	495	616,566	621,708	(5,142)
Expiring 06/22/17	State Street Bank	GBP	388	489,808	487,753	2,055
Canadian Dollar,
Expiring 04/19/17	Hong Kong & Shanghai Bank	CAD	67	49,991	50,073	(82)
Expiring 06/22/17	Hong Kong & Shanghai Bank	CAD	4,037	3,010,386	3,039,220	(28,834)
Chilean Peso,
Expiring 07/24/17	Goldman Sachs & Co.	CLP	306,417	460,604	461,797	(1,193)
Chinese Renminbi,
Expiring 06/22/17	Bank of America	CNH	12,204	1,746,441	1,764,520	(18,079)
Expiring 06/22/17	Goldman Sachs & Co.	CNH	6,658	959,745	962,648	(2,903)
Danish Krone,
Expiring 04/11/17	Deutsche Bank AG	DKK	10,866	1,561,786	1,558,966	2,820
Expiring 05/09/17	Morgan Stanley	DKK	6,982	1,019,842	1,003,168	16,674
Euro,
Expiring 04/11/17	Australia and New Zealand Banking Group	EUR	1,110	1,173,768	1,184,534	(10,766)
Expiring 04/11/17	Australia and New Zealand Banking Group	EUR	850	912,678	907,513	5,165
Expiring 04/11/17	Australia and New Zealand Banking Group	EUR	750	815,443	800,244	15,199
Expiring 04/11/17	Australia and New Zealand Banking Group	EUR	694	745,821	741,221	4,600
Expiring 04/11/17	Australia and New Zealand Banking Group	EUR	608	656,979	648,806	8,173
Expiring 04/11/17	Deutsche Bank AG	EUR	91,920	98,192,169	98,109,091	83,078
Expiring 04/11/17	Deutsche Bank AG	EUR	850	917,356	907,592	9,764
Expiring 04/11/17	Royal Bank of Scotland Group PLC	EUR	456	485,681	486,760	(1,079)
Expiring 04/21/17	Citigroup Global Markets	EUR	20,848	22,679,770	22,261,912	417,858
Expiring 05/09/17	Australia and New Zealand Banking Group	EUR	417	441,325	446,092	(4,767)
Expiring 05/09/17	Goldman Sachs & Co.	EUR	424	448,146	452,738	(4,592)
Expiring 05/09/17	Societe Generale	EUR	271	292,672	289,577	3,095
Expiring 05/09/17	Societe Generale	EUR	223	241,421	238,458	2,963
Expiring 05/09/17	State Street Bank	EUR	7,571	8,220,311	8,091,316	128,995
Expiring 05/09/17	State Street Bank	EUR	946	1,001,298	1,010,589	(9,291)
Expiring 05/09/17	State Street Bank	EUR	298	323,574	318,394	5,180
Expiring 05/09/17	State Street Bank	EUR	265	279,441	283,069	(3,628)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 05/09/17	State Street Bank	EUR	251	$264,785	$267,832	$(3,047)
Expiring 05/09/17	State Street Bank	EUR	223	235,933	238,486	(2,553)
Expiring 05/10/17	Deutsche Bank AG	EUR	818	875,434	874,160	1,274
Expiring 05/22/17	State Street Bank	EUR	326	343,628	348,625	(4,997)
Expiring 06/22/17	Australia and New Zealand Banking Group	EUR	967	1,043,415	1,035,731	7,684
Expiring 06/22/17	Goldman Sachs & Co.	EUR	541	571,874	579,395	(7,521)
Expiring 06/22/17	Hong Kong & Shanghai Bank	EUR	941	1,002,728	1,008,347	(5,619)
Expiring 06/22/17	State Street Bank	EUR	463	496,310	495,948	362
Expiring 06/22/17	State Street Bank	EUR	182	194,003	194,473	(470)
Expiring 06/22/17	UBS AG	EUR	31,676	33,595,590	33,929,433	(333,843)
Hong Kong Dollar,
Expiring 04/21/17	Toronto Dominion	HKD	4,444	572,417	572,074	343
Expiring 05/09/17	Australia and New Zealand Banking Group	HKD	3,552	458,396	457,533	863
Expiring 06/22/17	Deutsche Bank AG	HKD	5,782	745,321	745,291	30
Expiring 06/22/17	Hong Kong & Shanghai Bank	HKD	7,498	967,272	966,476	796
Expiring 06/22/17	Hong Kong & Shanghai Bank	HKD	6,919	892,155	891,876	279
Expiring 06/22/17	Hong Kong & Shanghai Bank	HKD	4,782	617,036	616,366	670
Expiring 06/22/17	Royal Bank of Scotland Group PLC	HKD	3,736	481,824	481,551	273
Expiring 06/22/17	Societe Generale	HKD	6,385	823,545	823,060	485
Expiring 06/22/17	Standard Chartered PLC	HKD	6,244	805,318	804,858	460
Expiring 06/22/17	State Street Bank	HKD	5,383	694,339	693,848	491
Expiring 06/22/17	Toronto Dominion	HKD	2,404	309,934	309,881	53
Indian Rupee,
Expiring 07/13/17	BNP Paribas	INR	23,254	342,853	353,086	(10,233)
Japanese Yen,
Expiring 04/19/17	Goldman Sachs & Co.	JPY	16,328	142,909	146,776	(3,867)
Expiring 04/19/17	Standard Chartered PLC	JPY	16,327	142,270	146,767	(4,497)
Expiring 04/21/17	Australia and New Zealand Banking Group	JPY	786,302	7,143,762	7,068,831	74,931
Expiring 05/09/17	Australia and New Zealand Banking Group	JPY	103,667	926,691	932,598	(5,907)
Expiring 05/09/17	Royal Bank of Scotland Group PLC	JPY	39,152	355,602	352,213	3,389
Expiring 05/09/17	State Street Bank	JPY	337,912	3,019,633	3,039,883	(20,250)
Expiring 06/22/17	Credit Suisse First Boston Corp.	JPY	58,983	521,040	531,587	(10,547)
Expiring 06/22/17	Societe Generale	JPY	3,021,452	26,630,379	27,231,043	(600,664)
Mexican Peso,
Expiring 05/22/17	Goldman Sachs & Co.	MXN	6,992	339,236	370,388	(31,152)
Expiring 06/22/17	Goldman Sachs & Co.	MXN	7,354	370,867	387,737	(16,870)
New Taiwanese Dollar,
Expiring 06/22/17	Goldman Sachs & Co.	TWD	108,804	3,526,427	3,599,695	(73,268)
Norwegian Krone,
Expiring 04/11/17	Deutsche Bank AG	NOK	27,717	3,237,565	3,228,435	9,130
Expiring 05/09/17	Australia and New Zealand Banking Group	NOK	9,912	1,211,581	1,154,906	56,675
Expiring 06/22/17	Bank of America	NOK	20,957	2,473,022	2,442,890	30,132
Singapore Dollar,
Expiring 04/21/17	Toronto Dominion	SGD	2,809	2,016,442	2,008,144	8,298
South African Rand,
Expiring 06/22/17	Deutsche Bank AG	ZAR	12,756	954,938	936,974	17,964
South Korean Won,
Expiring 06/22/17	Goldman Sachs & Co.	KRW	23,327,161	20,272,148	20,880,147	(607,999)
Expiring 06/22/17	Goldman Sachs & Co.	KRW	1,090,158	942,611	975,800	(33,189)
Expiring 07/13/17	Standard Chartered PLC	KRW	348,318	293,506	311,880	(18,374)
Expiring 07/13/17	Standard Chartered PLC	KRW	232,046	198,568	207,771	(9,203)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 07/13/17	Standard Chartered PLC	KRW	230,352	$201,798	$206,254	$(4,456)
Expiring 07/13/17	Standard Chartered PLC	KRW	227,840	201,864	204,005	(2,141)
Swedish Krona,
Expiring 04/11/17	Barclays Capital Group	SEK	14,643	1,634,528	1,635,016	(488)
Expiring 04/11/17	Toronto Dominion	SEK	3,479	396,068	388,484	7,584
Expiring 04/21/17	Australia and New Zealand Banking Group	SEK	4,420	504,815	493,794	11,021
Swiss Franc,
Expiring 04/11/17	Australia and New Zealand Banking Group	CHF	380	375,245	379,395	(4,150)
Expiring 04/11/17	Australia and New Zealand Banking Group	CHF	237	233,987	236,347	(2,360)
Expiring 04/21/17	Australia and New Zealand Banking Group	CHF	338	344,122	338,306	5,816
Expiring 06/22/17	Bank of America	CHF	1,296	1,286,178	1,300,424	(14,246)

				$307,287,873	$308,767,893	(1,480,020)

$(883,181)

Cross currency exchange contracts outstanding at March 31, 2017:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
04/11/17	Buy	CHF	2,023	EUR	1,891	$ 2,749	Barclays Capital Group
05/09/17	Buy	CHF	676	GBP	543	(4,509)	Royal Bank of Scotland Group PLC
04/11/17	Buy	EUR	813	CHF	870	(1,495)	Barclays Capital Group
04/11/17	Buy	EUR	2,204	GBP	1,899	(26,970)	Barclays Capital Group
04/11/17	Buy	EUR	2,409	GBP	2,100	(61,103)	Barclays Capital Group
04/11/17	Buy	EUR	412	SEK	3,923	1,672	Citigroup Global Markets
04/11/17	Buy	EUR	1,617	CHF	1,732	(5,039)	Royal Bank of ScotlandGroup PLC
04/11/17	Buy	GBP	3,430	EUR	3,963	68,830	Barclays Capital Group
05/09/17	Buy	JPY	38,681	GBP	277	690	State Street Bank
04/11/17	Buy	SEK	6,864	EUR	719	(1,158)	Deutsche Bank AG

						$(26,333)

Credit default swap agreements outstanding at March 31, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
Ally Financial Corp.	12/20/17	5.000%	88	0.421%	$ (3,098)	$ (9,724)	$ 6,626	Credit Suisse First Boston Corp.
Ally Financial Corp.	12/20/17	5.000%	64	0.421%	(2,253)	(7,318)	5,065	Barclays Capital Group
Ally Financial Corp.	12/20/17	5.000%	43	0.421%	(1,514)	(5,208)	3,694	Barclays Capital Group
Ally Financial Corp.	12/20/17	5.000%	40	0.421%	(1,408)	(4,243)	2,835	Barclays Capital Group

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Credit default swap agreements outstanding at March 31, 2017 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1) (cont’d.):
Beazer Homes USA, Inc.	12/20/17	5.000%		100	0.381%	$ (3,550)	$ (3,584)	$ 34	Citigroup Global Markets
Beazer Homes USA, Inc.	12/20/17	5.000%		50	0.381%	(1,775)	(1,903)	128	Goldman Sachs & Co.
Canadian National Resources	06/20/22	5.000%		170	1.288%	2,318	3,370	(1,052)	Goldman Sachs & Co.
CIT Group, Inc.	06/20/18	5.000%		48	0.336%	(2,825)	(2,978)	153	Barclays Capital Group
Devon Energy Corp.	06/20/22	1.000%		110	1.210%	1,086	1,929	(843)	Goldman Sachs & Co.
Nabors Industries, Inc.	06/20/22	1.000%		140	2.661%	10,917	11,322	(405)	Citigroup Global Markets
People’s Republic of China	06/20/22	1.000%		2,260	0.827%	(20,097)	(9,520)	(10,577)	Barclays Capital Group
Republic of Turkey	06/20/22	1.000%		1,690	2.366%	109,204	126,173	(16,969)	BNP Paribas
Springleaf Finance Corp.	09/20/17	5.000%		100	0.685%	(2,251)	(7,954)	5,703	Barclays Capital Group
Sprint Communications, Inc.	06/20/19	5.000%		126	1.286%	(10,401)	3,787	(14,188)	Goldman Sachs & Co.
Sprint Communications, Inc.	06/20/19	5.000%		72	1.286%	(5,933)	8,300	(14,233)	Citigroup Global Markets
Sprint Communications, Inc.	06/20/19	5.000%		65	1.286%	(5,356)	7,024	(12,380)	Citigroup Global Markets
Sprint Communications, Inc.	06/20/19	5.000%		50	1.286%	(4,120)	5,139	(9,259)	Citigroup Global Markets
Standard Chartered Bank	06/20/22	1.000%	EUR	230	1.542%	6,689	6,405	284	BNP Paribas
United Mexican States	06/20/22	1.000%		1,980	1.298%	28,067	49,739	(21,672)	Barclays Capital Group

						$ 93,700	$170,756	$(77,056)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
Republic of Venezuela	06/20/17	5.000%		90	49.607%	$ (8,203)	$ (44,562)	$ 36,359	Goldman Sachs & Co.
Republic of Venezuela	06/20/17	5.000%		50	49.607%	(4,557)	(24,153)	19,596	Goldman Sachs & Co.
Republic of Venezuela	06/20/17	5.000%		50	49.607%	(4,557)	(24,653)	20,096	Goldman Sachs & Co.
Republic of Venezuela	06/20/17	5.000%		50	49.607%	(4,557)	(26,750)	22,193	Goldman Sachs & Co.
Republic of Venezuela	06/20/17	5.000%		50	49.607%	(4,557)	(27,000)	22,443	Goldman Sachs & Co.

						$(26,431)	$(147,118)	$120,687

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Credit default swap agreements outstanding at March 31, 2017 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.NA.HY.27.V1	12/20/21	5.000%	446	$(19,613)	$(35,904)	$(16,291)
CDX.NA.IG.28	06/20/22	1.000%	5,650	(89,374)	(95,479)	(6,105)
iTraxx.X27.V1	06/20/22	1.000%	EUR 2,820	(38,920)	(42,075)	(3,155)

				$(147,907)	$(173,458)	$(25,551)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Buy Protection(1):
ABX.6.V2	05/25/46	0.110%	190	$23,275	$—	$23,275	Barclays Capital Group
ABX.6.V2	05/25/46	0.110%	170	20,825	—	20,825	Credit Suisse First Boston Corp.
ABX.6.V2	05/25/46	0.110%	150	18,375	—	18,375	Bank of America
ABX.6.V2	05/25/46	0.110%	90	11,025	—	11,025	Credit Suisse First Boston Corp.
ABX.6.V2	05/25/46	0.110%	70	8,575	—	8,575	Bank of America
CDX.EM.27.V1	06/20/22	1.000%	2,200	115,879	115,622	257	Citigroup Global Markets
CDX.IOS.10.V1	01/21/41	5.000%	580	5,800	—	5,800	Citigroup Global Markets
CDX.IOS.10.V1	01/21/41	5.000%	580	5,800	—	5,800	Citigroup Global Markets
CDX.IOS.11.V1	01/12/42	4.000%	490	(4,747)	—	(4,747)	Bank of America
CDX.IOS.11.V1	01/12/42	4.000%	450	4,359	—	4,359	Bank of America
CDX.IOS.11.V1	01/12/42	4.000%	440	4,262	—	4,262	Citigroup Global Markets
CDX.IOS.11.V1	01/12/42	4.000%	430	4,166	—	4,166	Citigroup Global Markets
CDX.IOS.11.V1	12/12/42	4.000%	440	4,262	—	4,262	Citigroup Global Markets
CMBX.NA.AA.3.V1	12/13/49	0.270%	250	154,792	—	154,792	Barclays Capital Group
CMBX.NA.AA.3.V1	12/13/49	0.270%	120	74,300	—	74,300	Morgan Stanley
CMBX.NA.AA.6.V1	05/11/63	2.000%	90	4,666	—	4,666	Barclays Capital Group
CMBX.NA.AA.6.V1	05/11/63	2.000%	90	4,666	—	4,666	Citigroup Global Markets
CMBX.NA.AA.6.V1	05/11/63	2.000%	90	4,666	—	4,666	Goldman Sachs & Co.
CMBX.NA.AA.6.V1	05/11/63	2.000%	90	4,666	—	4,666	Goldman Sachs & Co.
CMBX.NA.AA.6.V1	05/11/63	2.000%	90	4,666	—	4,666	Morgan Stanley
CMBX.NA.BBB.4.V1	02/17/51	5.000%	350	308,000	—	308,000	Citigroup Global Markets

				$782,278	$115,622	$666,656

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Credit default swap agreements outstanding at March 31, 2017 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Sell Protection(2):

CMBX.NA.AA.3.V1	12/13/49	0.620%	250	$(190,517)	$—	$(190,517)	Barclays Capital Group
CMBX.NA.AA.3.V1	12/13/49	0.620%	120	(91,448)	—	(91,448)	Morgan Stanley

				$(281,965)	$—	$(281,965)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreement outstanding at March 31, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreement:
546	12/06/18	1.541%	3 Month LIBOR(1)	$—	$(490)	$(490)

Cash of $165,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate and credit default swap contracts at March 31, 2017.

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017:

Counterparty(2)	Termination Date	Long(Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Bank of America	04/07/17	GBP	44	Pay or receive amounts based on market value fluctuation of Ashtead Group PLC	$(31,508)	$—	$(31,508)
Bank of America	04/07/17	GBP	270	Pay or receive amounts based on market value fluctuation of Aviva PLC	(34,049)	—	(34,049)
Bank of America	04/07/17	GBP	23	Pay or receive amounts based on market value fluctuation of British American Tobacco PLC	52,472	—	52,472
Bank of America	04/07/17	GBP	203	Pay or receive amounts based on market value fluctuation of GKN PLC	(25,555)	—	(25,555)
Bank of America	04/07/17	GBP	303	Pay or receive amounts based on market value fluctuation of Glencore PLC	(25,227)	—	(25,227)
Bank of America	04/07/17	GBP	2,428	Pay or receive amounts based on market value fluctuation of Lloyds Banking Group PLC	(33,287)	—	(33,287)
Bank of America	04/07/17	GBP	43	Pay or receive amounts based on market value fluctuation of Persimmon PLC	(12,244)	—	(12,244)
Bank of America	04/07/17	GBP	36	Pay or receive amounts based on market value fluctuation of Rio Tinto PLC	(33,537)	—	(33,537)
Bank of America	04/07/17	EUR	54	Pay or receive amounts based on market value fluctuation of Smurfit Kappa Group PLC	(39,240)	—	(39,240)
Bank of America	04/07/17	GBP	118	Pay or receive amounts based on market value fluctuation of Tate & Lyle PLC	11,115	—	11,115
Bank of America	04/07/17	GBP	402	Pay or receive amounts based on market value fluctuation of Taylor Wimpey PLC	28,103	—	28,103
Morgan Stanley	09/20/17		3,000	Pay or receive amounts based on market fluctuation of iBoxx $ Liquid High Yield Index	32,709	(7,147)	39,856
Morgan Stanley	09/20/17		570	Pay or receive amounts based on market fluctuation of iBoxx $ Liquid High Yield Index	6,213	(1,359)	7,572

					$(104,035)	$(8,506)	$(95,529)

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2) The Portfolio receives or pays 1 Month USD LIBOR in the positions shown in the table above.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$628,148,562	$417,082,583	$322,147
Preferred Stocks	$23,966,608	$3,430,785	$—
Rights	—	—	13,853
Warrants	—	836	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	5,409,215	—
Residential Mortgage-Backed Securities	—	11,694,087	—
Bank Loans	—	12,817,546	851,479
Commercial Mortgage-Backed Securities	—	36,222,641	260,925
Convertible Bonds	—	91,101,911	3,361
Corporate Bonds	—	531,175,137	48,221
Foreign Government Bonds	—	16,842,155	—
Municipal Bonds	—	1,485,733	—
Residential Mortgage-Backed Securities	—	112,081,613	—
U.S. Government Agency Obligations	—	113,541,222	—
U.S. Treasury Obligations	—	215,895,705	—
Affiliated Mutual Funds	406,316,148	—	—
Options Purchased	5,797	—	—
Option Written	(1,438)	—	—
U.S. Government Agency Obligation – Short	—	(51,145)	—
Other Financial Instruments*
Futures Contracts	(706,674)	—	—
OTC Forward Foreign Currency Contracts	—	(883,181)	—
OTC Cross Currency Exchange Contract	—	(26,333)	—
Centrally Cleared Interest Rate Swap Agreements	—	(490)	—
OTC Credit Default Swap Agreements	—	567,582	—
Centrally Cleared Credit Default Swap Agreements	—	(25,551)	—
OTC Total Return Swap Agreements	—	(104,035)	—

Total	$1,057,729,003	$1,568,258,016	$1,499,986

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Credit contracts	$542,031
Equity contracts	(1,195,608)
Foreign exchange contracts	(909,514)
Interest rate contracts	403,457

Total	$(1,159,634)

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS
Australia — 3.3%
Transurban Group	37,930	$338,104

Brazil — 3.3%
CCR SA	31,986	184,421
EcoRodovias Infraestrutura e Logistica SA	53,888	155,092

		339,513

Canada — 7.0%
Enbridge, Inc., (TSX)	3,652	152,989
Fortis, Inc.	3,099	102,699
Pembina Pipeline Corp.	6,603	209,381
TransCanada Corp., (XTSE)	5,513	254,414

		719,483

China — 1.0%
Huaneng Renewables Corp. Ltd. (Class H Stock)	303,644	105,158

France — 8.8%
Aeroports de Paris	1,892	233,749
Eiffage SA	4,298	336,360
Vinci SA	4,198	333,358

		903,467

India — 2.2%
NTPC Ltd.	36,882	94,300
Power Grid Corp. of India Ltd.	42,167	128,138

		222,438

Italy — 5.1%
Atlantia SpA	10,064	259,613
Enel SpA	32,701	153,874
Italgas SpA*	26,019	114,014

		527,501

Mexico — 2.6%
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	5,280	91,475
Infraestructura Energetica Nova SAB de CV, 144A (g)	36,528	174,521

		265,996

Spain — 5.5%
Aena SA, 144A	1,210	191,252
Ferrovial SA	13,556	270,950
Iberdrola SA	14,429	103,094

		565,296

Switzerland — 2.3%
Flughafen Zuerich AG	1,115	237,560

United States — 54.8%
American Electric Power Co., Inc.	2,700	181,251
American Tower Corp., REIT	1,693	205,767
American Water Works Co., Inc.	1,551	120,621
Atmos Energy Corp.	1,569	123,935
Cheniere Energy Partners LP Holdings LLC, MLP	5,962	145,592
Cheniere Energy, Inc. *	3,856	182,273
Crown Castle International Corp., REIT	1,934	182,666
CSX Corp.	6,611	307,742

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Edison International	2,978	$237,079
Energy Transfer Partners LP, MLP	7,381	269,554
Exelon Corp.	8,111	291,834
FedEx Corp.	901	175,830
Genesee & Wyoming, Inc. (Class A Stock)*	2,877	195,233
Kinder Morgan, Inc.	13,187	286,685
NextEra Energy, Inc.	2,399	307,960
Noble Midstream Partners LP, MLP	3,353	174,624
Norfolk Southern Corp.	1,172	131,229
ONEOK Partners LP, MLP	2,300	124,177
PG&E Corp.	5,639	374,204
Plains All American Pipeline LP, MLP	7,985	252,406
SemGroup Corp. (Class A Stock)	2,932	105,552
Sempra Energy	1,426	157,573
Targa Resources Corp.	4,033	241,577
Union Pacific Corp.	2,805	297,106
Waste Management, Inc.	2,962	215,989
Williams Cos., Inc. (The)	11,587	342,859

		5,631,318

TOTAL COMMON STOCKS (cost $8,878,221)		9,855,834

PREFERRED STOCK — 1.9%
Brazil
Cia de Saneamento do Parana, 144A(g) (cost $180,839)	55,757	195,914

TOTAL LONG-TERM INVESTMENTS (cost $9,059,060)		10,051,748

SHORT-TERM INVESTMENTS — 1.2%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	123,560	123,560
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund(w)	37	37

TOTAL SHORT-TERM INVESTMENTS (cost $123,597)		123,597

TOTAL INVESTMENTS — 99.0% (cost $9,182,657)		10,175,345
Other assets in excess of liabilities — 1.0%		98,272

NET ASSETS — 100.0%		$10,273,617

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $370,435 is approximately 3.6% of net assets.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$338,104	$—
Brazil	339,513	—	—
Canada	719,483	—	—
China	—	105,158	—
France	—	903,467	—
India	—	222,438	—
Italy	—	527,501	—
Mexico	265,996	—	—
Spain	—	565,296	—
Switzerland	—	237,560	—
United States	5,631,318	—	—
Preferred Stock
Brazil	195,914	—	—
Affiliated Mutual Funds	123,597	—	—

Total	$7,275,821	$2,899,524	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2017 were as follows:

Oil, Gas & Consumable Fuels	26.7%
Electric Utilities	18.3
Transportation Infrastructure	16.5
Construction & Engineering	9.1
Road & Rail	9.1
Gas Utilities	4.0

Equity Real Estate Investment Trusts (REITs)	3.8%
Water Utilities	3.1
Commercial Services & Supplies	2.1
Independent Power & Renewable Electricity Producers	1.9
Air Freight & Logistics	1.7
Multi-Utilities	1.5
Affiliated Mutual Funds	1.2

99.0
Other assets in excess of liabilities	1.0

100.0%

AST JENNISON LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS
Aerospace & Defense — 1.6%
Boeing Co. (The)	72,729	$12,862,851

Air Freight & Logistics — 1.5%
FedEx Corp.	62,807	12,256,786

Automobiles — 1.2%
Tesla, Inc.*(a)	36,853	10,256,190

Banks — 0.9%
JPMorgan Chase & Co.	89,396	7,852,545

Beverages — 1.7%
Constellation Brands, Inc. (Class A Stock)	25,988	4,211,875
Monster Beverage Corp.*	208,049	9,605,622

		13,817,497

Biotechnology — 6.5%
Alexion Pharmaceuticals, Inc.*	107,451	13,027,359
BioMarin Pharmaceutical, Inc.*	73,072	6,414,260
Celgene Corp.*	157,563	19,605,564
Regeneron Pharmaceuticals, Inc.*	9,035	3,501,153
Shire PLC, ADR	66,244	11,541,692

		54,090,028

Capital Markets — 2.3%
Goldman Sachs Group, Inc. (The)	64,947	14,919,625
S&P Global, Inc.	31,903	4,170,998

		19,090,623

Chemicals — 0.8%
Albemarle Corp.	65,973	6,969,388

Communications Equipment — 0.4%
Palo Alto Networks, Inc.*	28,365	3,196,168

Energy Equipment & Services — 0.6%
Halliburton Co.	97,081	4,777,356

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	74,577	12,505,817

Hotels, Restaurants & Leisure — 2.4%
Marriott International, Inc. (Class A Stock)	206,921	19,487,820

Internet & Direct Marketing Retail — 11.6%
Amazon.com, Inc.*	52,205	46,281,821
Expedia, Inc.	41,602	5,248,924
Netflix, Inc.*	164,986	24,386,581
Priceline Group, Inc. (The)*	11,110	19,775,467

		95,692,793

Internet Software & Services — 15.5%
Alibaba Group Holding Ltd. (China), ADR*(a)	235,963	25,443,890
Alphabet, Inc. (Class A Stock)*	26,817	22,735,453
Alphabet, Inc. (Class C Stock)*	27,536	22,842,764
Facebook, Inc. (Class A Stock)*	235,316	33,426,638
Tencent Holdings Ltd. (China)	829,549	23,898,909

		128,347,654

IT Services — 7.2%
FleetCor Technologies, Inc.*	59,416	8,997,365
Mastercard, Inc. (Class A Stock)	217,998	24,518,235

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Visa, Inc. (Class A Stock)(a)	294,241	$26,149,198

		59,664,798

Life Sciences Tools & Services — 1.2%
Illumina, Inc.*	59,422	10,139,770

Machinery — 1.0%
Parker-Hannifin Corp.	50,323	8,067,783

Media — 2.5%
Charter Communications, Inc. (Class A Stock)*	37,740	12,353,057
Time Warner, Inc.	82,536	8,064,592

		20,417,649

Oil, Gas & Consumable Fuels — 1.8%
Concho Resources, Inc.*	64,947	8,335,298
EOG Resources, Inc.	70,967	6,922,831

		15,258,129

Pharmaceuticals — 3.6%
Allergan PLC	67,600	16,150,992
Bristol-Myers Squibb Co.	258,171	14,039,339

		30,190,331

Semiconductors & Semiconductor Equipment — 5.9%
Broadcom Ltd.	56,343	12,336,863
NVIDIA Corp.	141,587	15,423,072
NXP Semiconductors NV (Netherlands)*	39,668	4,105,638
QUALCOMM, Inc.	116,960	6,706,486
Texas Instruments, Inc.	125,718	10,127,842

		48,699,901

Software — 12.1%
Activision Blizzard, Inc.	163,890	8,171,555
Adobe Systems, Inc.*	151,380	19,699,079
Microsoft Corp.	445,787	29,359,532
Red Hat, Inc.*	102,810	8,893,065
salesforce.com, Inc.*	204,774	16,891,807
Snap, Inc. (Class A Stock)*(a)	82,414	1,856,787
Splunk, Inc.*(a)	115,019	7,164,534
Workday, Inc. (Class A Stock)*(a)	96,488	8,035,521

		100,071,880

Specialty Retail — 5.3%
Home Depot, Inc. (The)	77,374	11,360,824
Industria de Diseno Textil SA (Spain)	386,885	13,624,805
O’Reilly Automotive, Inc.*(a)	47,338	12,773,686
Ulta Beauty, Inc.*	20,990	5,986,978

		43,746,293

Technology Hardware, Storage & Peripherals — 6.1%
Apple, Inc.	352,020	50,571,193

Textiles, Apparel & Luxury Goods — 4.1%
adidas AG (Germany)	83,389	15,863,310
NIKE, Inc. (Class B Stock)	327,220	18,235,971

		34,099,281

TOTAL LONG-TERM INVESTMENTS (cost $464,416,794)		822,130,524

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 6.8%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	2,140	$2,140
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $56,612,919; includes $56,553,440 of cash collateral for securities on loan)(b)(w)	56,612,320	56,623,642

TOTAL SHORT-TERM INVESTMENTS (cost $56,615,059)		56,625,782

Value
TOTAL INVESTMENTS — 106.1% (cost $521,031,853)	$878,756,306
Liabilities in excess of other assets — (6.1)%	(50,760,183)

NET ASSETS — 100.0%	$827,996,123

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $55,061,474; cash collateral of $56,553,440 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$12,862,851	$—	$—
Air Freight & Logistics	12,256,786	—	—
Automobiles	10,256,190	—	—
Banks	7,852,545	—	—
Beverages	13,817,497	—	—
Biotechnology	54,090,028	—	—
Capital Markets	19,090,623	—	—
Chemicals	6,969,388	—	—
Communications Equipment	3,196,168	—	—
Energy Equipment & Services	4,777,356	—	—
Food & Staples Retailing	12,505,817	—	—
Hotels, Restaurants & Leisure	19,487,820	—	—
Internet & Direct Marketing Retail	95,692,793	—	—
Internet Software & Services	104,448,745	23,898,909	—
IT Services	59,664,798	—	—
Life Sciences Tools & Services	10,139,770	—	—
Machinery	8,067,783	—	—
Media	20,417,649	—	—
Oil, Gas & Consumable Fuels	15,258,129	—	—
Pharmaceuticals	30,190,331	—	—
Semiconductors & Semiconductor Equipment	48,699,901	—	—
Software	100,071,880	—	—
Specialty Retail	30,121,488	13,624,805	—
Technology Hardware, Storage & Peripherals	50,571,193	—	—
Textiles, Apparel & Luxury Goods	18,235,971	15,863,310	—
Affiliated Mutual Funds	56,625,782	—	—

Total	$825,369,282	$53,387,024	$—

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.1%
AFFILIATED MUTUAL FUNDS — 15.0%
AST Western Asset Core Plus Bond Portfolio*	2,314,787	$28,448,736
AST Western Asset Emerging Markets Debt Portfolio*	520,677	5,659,758

TOTAL AFFILIATED MUTUAL FUNDS (cost $32,678,749)(w)		34,108,494

COMMON STOCKS — 71.6%
Aerospace & Defense — 1.5%
Boeing Co. (The)	5,260	930,284
Curtiss-Wright Corp.	152	13,872
Engility Holdings, Inc.*	423	12,242
General Dynamics Corp.	779	145,829
L3 Technologies, Inc.	1,971	325,787
Lockheed Martin Corp.	2,631	704,055
Northrop Grumman Corp.	1,558	370,555
Raytheon Co.	2,468	376,370
Spirit AeroSystems Holdings, Inc. (Class A Stock)	782	45,293
United Technologies Corp.	3,577	401,375

		3,325,662

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.(a)	4,105	317,275
Expeditors International of Washington, Inc.	6,802	384,245

		701,520

Airlines — 0.4%
American Airlines Group, Inc.(a)	1,310	55,413
Delta Air Lines, Inc.	6,321	290,513
Deutsche Lufthansa AG (Germany)	28,954	469,718
United Continental Holdings, Inc.*	1,680	118,675

		934,319

Auto Components — 0.6%
Adient PLC	827	60,098
BorgWarner, Inc.	1,094	45,718
Bridgestone Corp. (Japan)	12,800	519,592
Cheng Shin Rubber Industry Co. Ltd. (Taiwan)	19,000	39,258
Cooper Tire & Rubber Co.	5,587	247,783
Goodyear Tire & Rubber Co. (The)	422	15,191
Halla Holdings Corp. (South Korea)	583	34,697
Hyundai Mobis Co. Ltd. (South Korea)	158	33,989
Kenda Rubber Industrial Co. Ltd. (Taiwan)	25,500	42,354
Lear Corp.	893	126,431
Nexen Tire Corp. (South Korea)	6,609	82,772
Sumitomo Rubber Industries Ltd. (Japan)	6,300	107,491
Tupy SA (Brazil)	13,600	64,164

		1,419,538

Automobiles — 0.2%
Astra International Tbk PT (Indonesia)	50,800	32,881
Ford Motor Co.	29,158	339,399
Harley-Davidson, Inc.	2,278	137,819
Kia Motors Corp. (South Korea)	758	25,122

		535,221

	Shares	Value
COMMON STOCKS (Continued)
Banks — 5.8%
Agricultural Bank of China Ltd. (China) (Class H Stock)	213,000	$98,231
Aozora Bank Ltd. (Japan)	124,000	457,773
Banco do Brasil SA (Brazil)	2,400	25,844
Bangkok Bank PCL (Thailand), NVDR	14,800	78,177
Bank Central Asia Tbk PT (Indonesia)	25,700	31,910
Bank Hapoalim BM (Israel)	82,136	500,552
Bank Negara Indonesia Persero Tbk PT (Indonesia)	58,000	28,198
Bank of America Corp.	18,956	447,172
Bank of China Ltd. (China) (Class H Stock)	396,000	196,924
Bank of Communications Co. Ltd. (China) (Class H Stock)	90,000	70,057
Bank of Marin Bancorp	2,165	139,318
Bank Pekao SA (Poland)	487	16,211
Barclays Africa Group Ltd. (South Africa)	2,067	21,496
Bendigo & Adelaide Bank Ltd. (Australia)	23,511	217,826
Berkshire Hills Bancorp, Inc.	5,518	198,924
BOC Hong Kong Holdings Ltd. (Hong Kong)	121,000	494,566
Brookline Bancorp, Inc.	6,088	95,277
Canadian Imperial Bank of Commerce (Canada)	5,500	474,253
Central Pacific Financial Corp.	4,329	132,208
China Construction Bank Corp. (China) (Class H Stock)	825,924	665,454
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	402,913	430,700
Citigroup, Inc.	4,035	241,374
Citizens Financial Group, Inc.	1,313	45,364
City Holding Co.	3,061	197,373
Community Trust Bancorp, Inc.	4,129	188,902
Danske Bank A/S (Denmark)	15,102	514,917
DBS Group Holdings Ltd. (Singapore)	37,200	515,291
Fifth Third Bancorp	6,136	155,854
Financial Institutions, Inc.	6,148	202,577
First Community Bancshares, Inc.	4,888	122,053
First Financial Corp.	2,170	103,074
First Financial Holding Co. Ltd. (Taiwan)	65,581	39,986
First Horizon National Corp.	392	7,251
Gunma Bank Ltd. (The) (Japan)	82,700	431,440
Heritage Financial Corp.	8,297	205,351
Hong Leong Bank Bhd (Malaysia)	32,100	99,824
HSBC Holdings PLC (United Kingdom)	50,741	413,886
Hua Nan Financial Holdings Co. Ltd. (Taiwan)	123,192	68,812
Independent Bank Corp.	8,304	171,893
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	203,000	132,833
Investors Bancorp, Inc.	11,773	169,296
JPMorgan Chase & Co.	7,327	643,604
Krung Thai Bank PCL (Thailand), NVDR	459,200	272,638
MCB Bank Ltd. (Pakistan)	24,500	53,144
Mega Financial Holding Co. Ltd. (Taiwan)	72,000	58,099
National Bank of Canada (Canada)	11,500	482,882
National Bank of Pakistan (Pakistan)	76,500	54,483
Opus Bank	7,746	156,082
Oversea-Chinese Banking Corp. Ltd. (Singapore)	51,800	359,803
Peoples Bancorp, Inc.	5,849	185,179

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
People’s United Financial, Inc. (a)	15,268	$277,878
PNC Financial Services Group, Inc. (The)	1,370	164,729
Public Bank Bhd (Malaysia)	16,500	74,175
Regions Financial Corp.	7,299	106,054
Sandy Spring Bancorp, Inc.	4,983	204,253
SunTrust Banks, Inc.	1,265	69,955
Swedbank AB (Sweden) (Class A Stock)(a)	19,040	440,556
Synovus Financial Corp.	1,450	59,479
Thanachart Capital PCL (Thailand), NVDR	62,000	87,055
Toronto-Dominion Bank (The) (Canada)	9,300	465,822
U.S. Bancorp	2,847	146,621
Union Bankshares Corp.	1,406	49,463

		13,260,376

Beverages — 0.8%
Brown-Forman Corp. (Class B Stock)	1,964	90,698
Coca-Cola Amatil Ltd. (Australia)	29,400	243,067
Coca-Cola Co. (The)	8,471	359,509
Dr. Pepper Snapple Group, Inc.	4,285	419,587
Hite Jinro Co. Ltd. (South Korea)	2,341	42,594
PepsiCo, Inc.	2,885	322,716
Suntory Beverage & Food Ltd. (Japan)	9,000	380,207

		1,858,378

Biotechnology — 1.5%
Aduro Biotech, Inc.*	229	2,462
Agios Pharmaceuticals, Inc.*(a)	507	29,609
Alkermes PLC*	1,027	60,080
Amgen, Inc.	5,038	826,585
Biogen, Inc.*	3,382	924,706
Bioverativ, Inc.*	1,742	94,869
Gilead Sciences, Inc.	13,227	898,378
ImmunoGen, Inc.*	2,743	10,615
Ionis Pharmaceuticals, Inc.*(a)	3,462	139,172
PDL BioPharma, Inc.	6,075	13,790
ProQR Therapeutics NV (Netherlands)*	2,165	10,825
Spark Therapeutics, Inc.*(a)	446	23,790
Vertex Pharmaceuticals, Inc.*	2,601	284,419

		3,319,300

Building Products — 0.2%
Johnson Controls International PLC	8,831	371,962

Capital Markets — 0.9%
Ameriprise Financial, Inc.	2,273	294,763
Bank of New York Mellon Corp. (The)	2,686	126,860
CI Financial Corp. (Canada)(a)	22,800	453,137
Cohen & Steers, Inc.	1,409	56,318
Coronation Fund Managers Ltd. (South Africa)	3,620	17,076
E*TRADE Financial Corp.*	2,218	77,386
FactSet Research Systems, Inc.	102	16,821
Goldman Sachs Group, Inc. (The)	1,025	235,463
Invesco Ltd.	801	24,535
Lazard Ltd. (Class A Stock)	218	10,026
Morgan Stanley.	7,525	322,371
State Street Corp.	1,296	103,175
Thomson Reuters Corp.	8,300	358,809

		2,096,740

	Shares	Value
COMMON STOCKS (Continued)
Chemicals — 1.2%
Agrium, Inc. (Canada)	5,600	$534,460
Albemarle Corp.	1,011	106,802
Celanese Corp. (Class A Stock)	237	21,294
Givaudan SA (Switzerland)	201	362,011
Grand Pacific Petrochemical (Taiwan)	73,000	50,748
Huntsman Corp.	1,416	34,749
Innophos Holdings, Inc.	3,439	185,603
LyondellBasell Industries NV (Class A Stock)	8,458	771,285
Monsanto Co.	1,800	203,760
PhosAgro PJSC (Russia), GDR, RegS	3,496	51,042
Potash Corp. of Saskatchewan, Inc. (Canada)	23,700	404,906

		2,726,660

Commercial Services & Supplies — 1.0%
ABM Industries, Inc.	3,577	155,957
Covanta Holding Corp.(a)	7,576	118,943
Ennis, Inc.	13,364	227,187
Knoll, Inc.	9,071	215,981
McGrath RentCorp.	6,635	222,737
Republic Services, Inc.	5,740	360,529
Viad Corp.	4,501	203,445
Waste Connections, Inc. (Canada)	3,621	319,445
Waste Management, Inc.	4,913	358,256

		2,182,480

Communications Equipment — 0.6%
ARRIS International PLC*	1,545	40,865
Cisco Systems, Inc.	12,891	435,716
Motorola Solutions, Inc.	5,429	468,088
Sercomm Corp. (Taiwan)	33,000	82,671
VTech Holdings Ltd. (Hong Kong)	32,700	390,965

		1,418,305

Construction & Engineering — 0.6%
China Railway Group Ltd. (China) (Class H Stock)	117,000	104,764
Fluor Corp.	3,415	179,697
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	59,000	60,577
Skanska AB (Sweden) (Class B Stock)	19,455	457,880
Taisei Corp. (Japan)	74,000	541,172
Wilson Bayly Holmes-Ovcon Ltd. (South Africa)	7,436	89,534

		1,433,624

Construction Materials — 0.4%
Asia Cement Corp. (Taiwan)	29,000	29,254
Fletcher Building Ltd. (New Zealand)	60,701	353,617
Siam Cement PCL (The) (Thailand), NVDR	35,000	550,049
Taiwan Cement Corp. (Taiwan)	23,000	27,517

		960,437

Consumer Finance — 0.6%
American Express Co.	9,258	732,400
Capital One Financial Corp.	1,336	115,778
Discover Financial Services	5,055	345,711
Navient Corp.	4,752	70,140

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Consumer Finance (cont’d.)
Nelnet, Inc. (Class A Stock)	806	$35,351

		1,299,380

Containers & Packaging — 0.2%
Avery Dennison Corp.	753	60,692
Graphic Packaging Holding Co.	3,484	44,839
International Paper Co.	3,667	186,210
Packaging Corp. of America	922	84,474
Taiwan Hon Chuan Enterprise Co. Ltd. (Taiwan)	48,000	93,002

		469,217

Diversified Consumer Services — 0.3%
Ascent Capital Group, Inc. (Class A Stock)*	1,137	16,066
Benesse Holdings, Inc. (Japan)	14,100	441,360
Capella Education Co.	2,319	197,173

		654,599

Diversified Telecommunication Services — 2.5%
AT&T, Inc.	14,449	600,356
ATN International, Inc.	289	20,351
BCE, Inc. (Canada)	11,247	497,968
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	244,895	439,817
CenturyLink, Inc.(a)	9,450	222,737
Chunghwa Telecom Co. Ltd. (Taiwan)	16,000	54,334
Elisa OYJ (Finland)	6,587	232,858
HKT Trust & HKT Ltd. (Hong Kong)	384,000	495,123
Jasmine International PCL (Thailand), NVDR	192,400	47,311
KT Corp. (South Korea)	1,600	45,671
KT Corp. (South Korea), ADR	3,904	65,704
LG Uplus Corp. (South Korea)	6,584	84,264
Nippon Telegraph & Telephone Corp. (Japan)	11,100	474,562
PCCW Ltd. (Hong Kong)	855,000	504,385
Proximus SADP (Belgium)	7,910	247,877
Singapore Telecommunications Ltd. (Singapore)	72,000	201,768
Swisscom AG (Switzerland)	532	245,231
Telefonica Deutschland Holding AG (Germany)	85,711	424,939
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	240,500	74,758
Telstra Corp. Ltd. (Australia)	87,948	312,951
Thaicom PCL (Thailand), NVDR	59,800	34,454
Verizon Communications, Inc.	7,409	361,189

		5,688,608

Electric Utilities — 2.6%
ALLETE, Inc.	3,072	208,005
American Electric Power Co., Inc.	4,335	291,009
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	28,000	219,891
Chugoku Electric Power Co., Inc. (The) (Japan)	12,400	137,575
CLP Holdings Ltd. (Hong Kong)	44,000	460,613
Duke Energy Corp.	4,782	392,172
Edison International	5,015	399,244
El Paso Electric Co.	3,995	201,748

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Entergy Corp.	3,498	$265,708
Eversource Energy	5,424	318,823
Great Plains Energy, Inc.	10,409	304,152
Hokuriku Electric Power Co. (Japan)	13,400	130,352
IDACORP, Inc.	1,883	156,214
Korea Electric Power Corp. (South Korea)	2,668	111,056
Manila Electric Co. (Philippines)	17,030	93,010
NextEra Energy, Inc.	2,318	297,562
PNM Resources, Inc.	1,247	46,138
Portland General Electric Co.	4,961	220,368
Red Electrica Corp. SA (Spain)	26,138	501,182
Southern Co. (The)	5,665	282,004
Spark Infrastructure Group (Australia)	142,517	258,098
SSE PLC (United Kingdom)	18,001	332,677
Tenaga Nasional Bhd (Malaysia)	8,300	25,722
Terna Rete Elettrica Nazionale SpA (Italy)	13,219	65,533
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	4,000	29,323
Xcel Energy, Inc.	6,398	284,391

		6,032,570

Electrical Equipment — 0.1%
Powell Industries, Inc.	3,105	106,936
Rockwell Automation, Inc.	372	57,924

		164,860

Electronic Equipment, Instruments & Components — 0.9%
AAC Technologies Holdings, Inc. (China)	5,500	64,400
AVX Corp.	12,143	198,902
CDW Corp.	1,236	71,330
Corning, Inc.	9,702	261,953
Dolby Laboratories, Inc. (Class A Stock)	878	46,016
Fitbit, Inc. (Class A Stock)*	300	1,776
Hon Hai Precision Industry Co. Ltd. (Taiwan)	45,205	135,574
Methode Electronics, Inc.	2,621	119,518
Nippon Electric Glass Co. Ltd. (Japan)	45,000	272,596
Synnex Technology International Corp. (Taiwan)	27,300	29,377
TE Connectivity Ltd.	7,649	570,233
Tripod Technology Corp. (Taiwan)	34,000	95,792
Yageo Corp. (Taiwan)	34,414	93,800

		1,961,267

Energy Equipment & Services — 0.5%
Baker Hughes, Inc.	4,934	295,152
Core Laboratories NV(a)	3,565	411,829
Frank’s International NV(a)	15,618	165,082
National Oilwell Varco, Inc.(a)	3,052	122,355
Weatherford International PLC*(a)	27,084	180,109

		1,174,527

Equity Real Estate Investment Trusts (REITs) — 1.3%
Digital Realty Trust, Inc.(a)	2,991	318,212
DuPont Fabros Technology, Inc.	2,563	127,099
Equity LifeStyle Properties, Inc.	3,642	280,653
HCP, Inc.	7,584	237,228
KLCCP Stapled Group (Malaysia)	27,500	49,246
Link REIT (Hong Kong)	45,000	315,394
LTC Properties, Inc.	1,597	76,496

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Omega Healthcare Investors, Inc.(a)	6,443	$212,555
Ramco-Gershenson Properties Trust	15,019	210,566
Select Income REIT	7,592	195,798
Silver Bay Realty Trust Corp.	1,982	42,554
Tanger Factory Outlet Centers, Inc.(a)	8,464	277,365
Ventas, Inc.	4,151	269,981
Welltower, Inc.	4,053	287,033
Yuexiu Real Estate Investment Trust (Hong Kong)	62,000	36,556

		2,936,736

Food & Staples Retailing — 2.9%
Aeon Co. Ltd. (Japan)	13,500	197,674
Casey’s General Stores, Inc.	1,190	133,578
Colruyt SA (Belgium)	5,736	281,697
CVS Health Corp.	4,496	352,936
Empire Co. Ltd. (Canada) (Class A Stock)	22,576	344,959
FamilyMart UNY Holdings Co. Ltd. (Japan)	6,300	375,902
George Weston Ltd. (Canada)	4,300	375,177
GS Retail Co. Ltd. (South Korea)	2,538	119,629
ICA Gruppen AB (Sweden)	10,824	369,184
Koninklijke Ahold Delhaize NV (Netherlands)	19,525	417,247
Lawson, Inc. (Japan)	5,400	367,177
Metro, Inc. (Canada)	11,300	347,111
SpartanNash Co.	2,735	95,698
Sun Art Retail Group Ltd. (Hong Kong)	31,500	29,532
Sysco Corp.	5,652	293,452
Wal-Mart de Mexico SAB de CV (Mexico)	220,800	509,478
Wal-Mart Stores, Inc.	14,701	1,059,648
Whole Foods Market, Inc.(a)	7,442	221,176
WM Morrison Supermarkets PLC (United Kingdom)	161,533	486,097
Woolworths Ltd. (Australia)	9,471	191,750

		6,569,102

Food Products — 2.6%
Archer-Daniels-Midland Co.	6,454	297,142
B&G Foods, Inc.(a)	4,479	180,280
Bunge Ltd.	3,669	290,805
Calavo Growers, Inc.(a)	3,559	215,675
Cal-Maine Foods, Inc.(a)	2,724	100,243
Conagra Brands, Inc.	6,579	265,397
Dean Foods Co.	8,811	173,224
Fresh Del Monte Produce, Inc.	3,759	222,646
General Mills, Inc.	4,321	254,982
GFPT PCL (Thailand), NVDR	228,900	122,635
Gruma SAB de CV (Mexico) (Class B Stock)	5,605	79,203
Grupo Lala SAB de CV (Mexico)	19,200	34,847
Hershey Co. (The)	2,643	288,748
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	92,800	56,760
Indofood Sukses Makmur Tbk PT (Indonesia)	71,400	42,875
J&J Snack Foods Corp.	303	41,075
J.M. Smucker Co. (The)	1,455	190,721
Kellogg Co.	5,034	365,519
Lancaster Colony Corp.	1,057	136,184
McCormick & Co., Inc.	3,082	300,649

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Nestle SA (Switzerland)	5,507	$422,672
NongShim Co. Ltd. (South Korea)	145	38,778
Pilgrim’s Pride Corp.(a)	2,520	56,713
Pinnacle Foods, Inc.	5,569	322,278
Sanderson Farms, Inc.	1,921	199,477
Tate & Lyle PLC (United Kingdom)	40,616	389,207
Thai Union Group PCL (Thailand), NVDR	117,000	72,880
Thai Vegetable Oil PCL (Thailand), NVDR	52,000	50,691
Tyson Foods, Inc. (Class A Stock)	3,172	195,744
Uni-President China Holdings Ltd. (China)	48,000	33,769
Uni-President Enterprises Corp. (Taiwan)	203,720	381,923

		5,823,742

Gas Utilities — 0.6%
China Resources Gas Group Ltd. (China)	12,000	42,501
Northwest Natural Gas Co.	3,104	183,446
ONE Gas, Inc.	1,801	121,748
Osaka Gas Co. Ltd. (Japan)	108,000	411,802
Southwest Gas Holdings, Inc.	2,451	203,212
Tokyo Gas Co. Ltd. (Japan)	92,000	420,173

		1,382,882

Health Care Equipment & Supplies — 0.9%
Abaxis, Inc.	675	32,738
Baxter International, Inc.	10,389	538,773
Becton, Dickinson and Co.	1,642	301,208
Kossan Rubber Industries (Malaysia)	36,100	50,823
LeMaitre Vascular, Inc.	6,066	149,406
Medtronic PLC	8,116	653,825
ResMed, Inc.	1,882	135,448
St. Shine Optical Co. Ltd. (Taiwan)	3,000	60,881
Top Glove Corp. Bhd (Malaysia)	43,500	48,377
Wright Medical Group NV*	89	2,770

		1,974,249

Health Care Providers & Services — 2.3%
AmerisourceBergen Corp.(a)	4,591	406,304
Anthem, Inc.	2,619	433,130
Cardinal Health, Inc.	4,822	393,234
Chemed Corp.	1,062	194,017
DaVita, Inc.*	1,187	80,680
Express Scripts Holding Co.*	6,320	416,551
Fleury SA (Brazil)	6,700	90,530
HealthSouth Corp.	4,746	203,176
Humana, Inc.	1,000	206,140
Life Healthcare Group Holdings Ltd. (South Africa)	9,006	19,413
McKesson Corp.	546	80,950
Miraca Holdings, Inc. (Japan)	10,100	463,753
Molina Healthcare, Inc.*	1,616	73,690
Owens & Minor, Inc.	6,434	222,616
Quest Diagnostics, Inc.	4,510	442,837
Sinopharm Group Co. Ltd. (China) (Class H Stock)	8,000	37,140
UnitedHealth Group, Inc.	9,138	1,498,724
US Physical Therapy, Inc.	1,329	86,784

		5,349,669

Health Care Technology — 0.0%
Computer Programs & Systems, Inc.(a)	3,105	86,939

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure — 1.6%
Berjaya Sports Toto Bhd (Malaysia)	40,670	$26,749
Bob Evans Farms, Inc.	3,022	196,037
Brinker International, Inc.(a)	10,343	454,678
Carnival Corp.	3,898	229,631
Cheesecake Factory, Inc. (The)	3,319	210,292
Churchill Downs, Inc.	932	148,048
Cracker Barrel Old Country Store, Inc.(a)	695	110,679
Darden Restaurants, Inc.	5,648	472,568
DineEquity, Inc.	2,583	140,567
Dunkin’ Brands Group, Inc.(a)	7,535	412,014
Jack in the Box, Inc.	739	75,171
Kangwon Land, Inc. (South Korea)	940	32,130
McDonald’s Corp.	2,877	372,888
MK Restaurants Group PCL (Thailand), NVDR	21,100	38,225
Papa John’s International, Inc.(a)	1,789	143,192
Ruth’s Hospitality Group, Inc.	11,355	227,668
SeaWorld Entertainment, Inc.	2,012	36,759
Texas Roadhouse, Inc.	1,662	74,009
Vail Resorts, Inc.	851	163,307
Wendy’s Co. (The)	997	13,569
Wyndham Worldwide Corp.	1,372	115,646

		3,693,827

Household Durables — 0.1%
Arcelik A/S (Turkey)	10,913	68,081
PulteGroup, Inc.	829	19,523
Whirlpool Corp.	455	77,955

		165,559

Household Products — 1.1%
Church & Dwight Co., Inc.	8,262	412,026
Clorox Co. (The)	2,294	309,300
Colgate-Palmolive Co.	4,018	294,077
Energizer Holdings, Inc.	1,795	100,071
Kimberly-Clark Corp.	2,191	288,401
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	207,100	449,658
Procter & Gamble Co. (The)	3,227	289,946
Reckitt Benckiser Group PLC (United Kingdom)	3,021	275,792

		2,419,271

Independent Power & Renewable Electricity Producers — 0.2%
China Resources Power Holdings Co. Ltd. (China)	20,000	36,107
Engie Brasil Energia SA (Brazil)	17,800	201,335
Glow Energy PCL (Thailand), NVDR	35,300	84,745
Huaneng Power International, Inc. (China) (Class H Stock)	26,000	17,372
NRG Yield, Inc. (Class A Stock)	2,405	41,823
Ratchaburi Electricity Generating Holding PCL (Thailand), NVDR	34,200	50,014

		431,396

Industrial Conglomerates — 0.9%
3M Co.	2,000	382,660
Alfa SAB de CV (Mexico) (Class A Stock)	27,086	39,568
Enka Insaat ve Sanayi A/S (Turkey)	23,845	40,015
General Electric Co.	10,089	300,652

	Shares	Value
COMMON STOCKS (Continued)
Industrial Conglomerates (cont’d.)
Jardine Matheson Holdings Ltd. (Hong Kong)	7,239	$465,106
Jardine Strategic Holdings Ltd. (Hong Kong)	10,400	436,800
LG Corp. (South Korea)	557	34,988
LT Group, Inc. (Philippines)	189,600	60,534
Siemens AG (Germany)	2,227	305,038

		2,065,361

Insurance — 4.8%
Admiral Group PLC (United Kingdom)	13,368	333,089
Aflac, Inc.	5,081	367,966
Ageas (Belgium)	6,209	242,467
Allied World Assurance Co. Holdings AG	7,095	376,745
Allstate Corp. (The)	4,786	390,011
American Financial Group, Inc.	3,368	321,375
AMERISAFE, Inc.	1,422	92,288
AmTrust Financial Services, Inc.	25,729	474,957
Aon PLC	1,316	156,196
Argo Group International Holdings Ltd.	2,322	157,432
Aspen Insurance Holdings Ltd. (Bermuda)	4,983	259,365
Assurant, Inc.	687	65,725
Assured Guaranty Ltd.	768	28,500
AXA SA (France)	18,863	487,342
Axis Capital Holdings Ltd.	5,755	385,757
CNO Financial Group, Inc.	9,886	202,662
Direct Line Insurance Group PLC (United Kingdom)	100,482	437,180
Dongbu Insurance Co. Ltd. (South Korea)	693	39,669
Everest Re Group Ltd.	1,553	363,107
FBL Financial Group, Inc. (Class A Stock)	1,454	95,164
Fidelity & Guaranty Life(a)	8,201	227,988
First American Financial Corp.	4,514	177,310
Hannover Rueck SE (Germany)	3,865	445,372
Hanwha Life Insurance Co. Ltd. (South Korea)	12,576	67,921
Horace Mann Educators Corp.	4,395	180,415
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	1,341	41,972
Infinity Property & Casualty Corp.	495	47,273
KB Insurance Co. Ltd. (South Korea)	1,457	35,171
Maiden Holdings Ltd.	4,920	68,879
Mercury General Corp.	3,896	237,617
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany) .	2,408	471,373
Primerica, Inc.	272	22,358
ProAssurance Corp.	167	10,062
RenaissanceRe Holdings Ltd. (Bermuda)	2,747	397,354
Safety Insurance Group, Inc.	3,036	212,824
Swiss Re AG (Switzerland)	4,905	440,548
Talanx AG (Germany)	13,778	485,773
Travelers Cos., Inc. (The)	6,521	786,041
Tryg A/S (Denmark)	21,055	381,752
United Fire Group, Inc.	2,015	86,182
Unum Group	2,454	115,068
Validus Holdings Ltd.	5,314	299,656
Zurich Insurance Group AG (Switzerland)	1,499	400,024

		10,915,930

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet & Direct Marketing Retail — 0.2%
CJ O Shopping Co. Ltd. (South Korea)	326	$61,065
GS Home Shopping, Inc. (South Korea)	691	142,194
HSN, Inc.	694	25,747
Liberty Interactive Corp. QVC Group (Class A Stock)*	4,803	96,156
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	1,074	15,143
Liberty Ventures (Class A Stock)*	662	29,446
PetMed Express, Inc.(a)	3,779	76,109

		445,860

Internet Software & Services — 0.5%
eBay, Inc.*	2,833	95,104
Facebook, Inc. (Class A Stock)*	3,188	452,855
j2 Global, Inc.	933	78,288
LogMeIn, Inc.	531	51,773
Twitter, Inc.*(a)	24,725	369,639

		1,047,659

IT Services — 1.1%
Amdocs Ltd.	6,174	376,552
Booz Allen Hamilton Holding Corp.	4,691	166,014
Computer Sciences Corp.	5,018	346,292
Convergys Corp.(a)	10,071	213,002
CSG Systems International, Inc.	4,152	156,987
EVERTEC, Inc. (Puerto Rico)	6,602	104,972
Forrester Research, Inc.	5,586	222,044
Hackett Group, Inc. (The)	6,748	131,519
Infosys Ltd. (India), ADR(a)	10,204	161,223
International Business Machines Corp.	2,201	383,282
Science Applications International Corp.	1,090	81,095
Teradata Corp.*	632	19,668
Western Union Co. (The)	4,811	97,904
Wipro Ltd. (India), ADR(a)	4,977	50,915

		2,511,469

Leisure Products — 0.1%
Mattel, Inc.	9,190	235,356
Sturm Ruger & Co., Inc.(a)	1,604	85,894

		321,250

Life Sciences Tools & Services — 0.1%
PRA Health Sciences, Inc.*	2,948	192,298

Machinery — 0.9%
Briggs & Stratton Corp.	7,407	166,287
Cummins, Inc.	1,301	196,711
Deere & Co.	4,932	536,898
Douglas Dynamics, Inc.	1,670	51,186
Global Brass & Copper Holdings, Inc.	5,145	176,987
Lincoln Electric Holdings, Inc.	360	31,270
MAN SE (Germany)	4,459	459,623
Nordson Corp.	306	37,589
Parker-Hannifin Corp.	243	38,958
Pentair PLC (United Kingdom)	1,112	69,811
Supreme Industries, Inc. (Class A Stock)	14,147	286,618
Turk Traktor ve Ziraat Makineleri A/S (Turkey)	1,920	43,206
Wabtec Corp.(a)	722	56,316

		2,151,460

	Shares	Value
COMMON STOCKS (Continued)
Marine — 0.0%
COSCO Shipping Energy Transportation Co. Ltd. (China) (Class H Stock)	180,000	$101,792

Media — 2.4%
AMC Networks, Inc. (Class A Stock)*	4,449	261,067
CBS Corp. (Class B Stock)	5,430	376,625
Comcast Corp. (Class A Stock)	27,866	1,047,483
Discovery Communications, Inc. (Class A Stock)*(a)	8,867	257,941
Discovery Communications, Inc. (Class C Stock)*	5,856	165,783
Gannett Co., Inc.	11,583	97,066
KT Skylife Co. Ltd. (South Korea)	1,767	26,081
Liberty Broadband Corp. (Class A Stock)*	748	63,647
Liberty Broadband Corp. (Class C Stock)*	1,436	124,070
Liberty Global PLC (United Kingdom) (Class A Stock)*	1,402	50,290
Liberty Global PLC (United Kingdom) (Class C Stock)*	2,599	91,069
Liberty Global PLC LiLAC (United Kingdom) (Class A Stock)*	331	7,361
Liberty Global PLC LiLAC (United Kingdom) (Class C Stock)*	433	9,976
Liberty Media Corp.-Liberty Braves (Class A Stock)*	134	3,208
Liberty Media Corp.-Liberty Braves (Class C Stock)*	276	6,527
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	445	14,552
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	860	29,369
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	2,028	78,930
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	3,592	139,298
Lions Gate Entertainment Corp. (Class B Stock)*	750	18,285
Madison Square Garden Co. (The) (Class A Stock)*	1,026	204,902
Meredith Corp.	1,160	74,935
MSG Networks, Inc. (Class A Stock)*	2,977	69,513
Multiplus SA (Brazil)	5,200	60,129
National CineMedia, Inc.	2,547	32,169
New Media Investment Group, Inc.	2,287	32,498
Omnicom Group, Inc.	1,336	115,177
Regal Entertainment Group (Class A Stock)(a)	10,617	239,732
RTL Group SA (Luxembourg)	4,921	394,487
Scripps Networks Interactive, Inc. (Class A Stock)(a)	3,785	296,630
SES SA (Luxembourg)	20,795	483,463
Time Warner, Inc.	5,490	536,428
Twenty-First Century Fox, Inc. (Class A Stock)	1,770	57,330
Viacom, Inc. (Class B Stock)	442	20,606
World Wrestling Entertainment, Inc. (Class A Stock)	789	17,532

		5,504,159

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining — 0.5%
China Steel Corp. (Taiwan)	50,000	$41,691
Compass Minerals International, Inc.	2,842	192,830
DRDGOLD Ltd. (South Africa)	106,964	51,314
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	15,623	25,370
Freeport-McMoRan, Inc.*	13,673	182,671
Gold Fields Ltd. (South Africa)	7,578	26,406
Kaiser Aluminum Corp.	639	51,056
Nucor Corp.	2,707	161,662
POSCO (South Korea)	287	74,541
Royal Gold, Inc.	3,525	246,926
Schnitzer Steel Industries, Inc. (Class A Stock)	4,209	86,916
Severstal PJSC (Russia), GDR, RegS	5,720	82,542

		1,223,925

Mortgage Real Estate Investment Trusts (REITs) — 0.7%
AGNC Investment Corp.	13,644	271,379
Anworth Mortgage Asset Corp.	31,738	176,146
Apollo Commercial Real Estate Finance, Inc.	11,154	209,807
Capstead Mortgage Corp.	2,792	29,428
Chimera Investment Corp.	13,132	265,004
CYS Investments, Inc.	3,805	30,250
Dynex Capital, Inc.	7,403	52,487
New Residential Investment Corp.	12,695	215,561
PennyMac Mortgage Investment Trust	8,832	156,767
Starwood Property Trust, Inc.	9,122	205,975

		1,612,804

Multiline Retail — 0.8%
Big Lots, Inc.(a)	3,954	192,481
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	2,133	253,390
Dollar General Corp.	1,547	107,872
Kohl’s Corp.(a)	5,155	205,221
Macy’s, Inc.	3,470	102,851
Matahari Department Store Tbk PT (Indonesia)	47,900	47,367
Nordstrom, Inc.(a)	1,762	82,056
Target Corp.(a)	13,940	769,348

		1,760,586

Multi-Utilities — 1.4%
Avista Corp.	4,715	184,121
Canadian Utilities Ltd. (Canada) (Class A Stock)	12,600	369,136
Centrica PLC (United Kingdom)	136,140	370,707
Consolidated Edison, Inc.	4,906	381,000
DUET Group (Australia)	70,668	150,600
Engie SA (France)	14,331	202,521
National Grid PLC (United Kingdom)	41,555	527,220
NorthWestern Corp.	3,713	217,953
Public Service Enterprise Group, Inc.	6,803	301,713
Unitil Corp.	1,582	71,237
WEC Energy Group, Inc.	6,299	381,908

		3,158,116

Oil, Gas & Consumable Fuels — 2.9%
Alliance Resource Partners LP, MLP	8,134	176,101

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Anadarko Petroleum Corp.	12,388	$768,056
Bangchak Petroleum PCL (The) (Thailand), NVDR	58,600	56,286
Chevron Corp.	2,269	243,623
China Petroleum & Chemical Corp. (China) (Class H Stock)	800,000	651,173
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	13,776	32,053
CVR Refining LP, MLP*	11,976	113,173
DCP Midstream LP, MLP	4,949	194,149
Delek US Holdings, Inc.	3,671	89,095
Enagas SA (Spain)	14,205	368,529
Exxon Mobil Corp.	7,136	585,224
HollyFrontier Corp.	4,671	132,376
Indo Tambangraya Megah Tbk PT (Indonesia)	86,200	130,680
JX Holdings, Inc. (Japan)	107,400	528,789
Kunlun Energy Co. Ltd. (China)	32,000	29,652
Motor Oil Hellas Corinth Refineries SA (Greece)	6,668	113,763
Newfield Exploration Co.*	7,741	285,720
Occidental Petroleum Corp.	2,800	177,408
ONEOK Partners LP, MLP	5,125	276,699
Pembina Pipeline Corp. (Canada)	7,300	231,321
PetroChina Co. Ltd. (China) (Class H Stock)	26,000	19,047
Polski Koncern Naftowy ORLEN SA (Poland)	3,140	79,197
Polskie Gornictwo Naftowe i Gazownictwo SA (Poland)	18,154	27,088
Semirara Mining & Power Corp. (Philippines)	23,660	69,585
Star Petroleum Refining PCL (Thailand), NVDR	236,200	90,047
TC PipeLines LP, MLP	3,468	206,901
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	4,290	106,581
Valero Energy Corp.	6,232	413,119
Western Refining, Inc.	5,440	190,781
Williams Partners LP, MLP	4,346	177,447

		6,563,663

Paper & Forest Products — 0.1%
Schweitzer-Mauduit International, Inc.	3,432	142,153

Personal Products — 0.0%
Chlitina Holding Ltd. (China)	12,000	56,983
Hengan International Group Co. Ltd. (China)	4,000	29,768

		86,751

Pharmaceuticals — 2.5%
Allergan PLC	3,757	897,622
AstraZeneca PLC (United Kingdom)	3,127	192,270
China Shineway Pharmaceutical Group Ltd. (China)	21,000	22,981
Consun Pharmaceutical Group Ltd. (China)	171,000	99,074
Formosa Laboratories, Inc. (Taiwan)	25,000	73,022
GlaxoSmithKline PLC (United Kingdom)	10,010	208,137
Johnson & Johnson	3,375	420,356
Mallinckrodt PLC*	244	10,875

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Merck & Co., Inc.	6,329	$402,145
Mitsubishi Tanabe Pharma Corp. (Japan)	20,900	436,372
Novartis AG (Switzerland)	2,591	192,401
Otsuka Holdings Co. Ltd. (Japan)	8,600	389,240
Pfizer, Inc.	12,086	413,462
Roche Holding AG (Switzerland)	2,110	539,598
Sanofi (France)	5,224	472,226
Shionogi & Co. Ltd. (Japan)	4,400	227,777
Teva Pharmaceutical Industries Ltd. (Israel), ADR	11,731	376,447
Tsumura & Co. (Japan)	9,400	295,452
Valeant Pharmaceuticals International, Inc.*	2,182	24,067

		5,693,524

Professional Services — 0.1%
Insperity, Inc.	2,730	242,015
ManpowerGroup, Inc.	741	76,004

		318,019

Real Estate Management & Development — 0.8%
China Overseas Land & Investment Ltd. (China)	21,491	61,421
China Vanke Co. Ltd. (China) (Class H Stock)	187,500	507,098
Daito Trust Construction Co. Ltd. (Japan)	3,400	467,489
Hysan Development Co. Ltd. (Hong Kong)	97,000	440,075
K Wah International Holdings Ltd. (Hong Kong)	144,000	95,668
LPN Development PCL (Thailand), NVDR	81,400	28,681
Pruksa Holding PCL (Thailand), NVDR	84,200	55,620
Quality Houses PCL (Thailand), NVDR	1,000,200	76,279
Shenzhen Investment Ltd. (China)	212,000	95,018
SP Setia Bhd Group (Malaysia)	60,800	48,814

		1,876,163

Road & Rail — 0.5%
ComfortDelGro Corp. Ltd. (Singapore)	300,200	549,503
Globaltrans Investment PLC (Cyprus), GDR .	19,363	135,541
Norfolk Southern Corp.	1,502	168,179
Union Pacific Corp.	2,223	235,460

		1,088,683

Semiconductors & Semiconductor Equipment — 2.5%
Advanced Semiconductor Engineering, Inc. (Taiwan)	24,749	31,704
Applied Materials, Inc.	9,410	366,049
Broadcom Ltd.	4,125	903,209
Cohu, Inc.	8,269	152,646
Cree, Inc.*	7,489	200,181
Intel Corp.	10,956	395,183
Marvell Technology Group Ltd. (Bermuda)	9,655	147,335
Maxim Integrated Products, Inc.	7,871	353,880
MKS Instruments, Inc.(a)	2,686	184,663
Novatek Microelectronics Corp. (Taiwan)	150,000	580,912
Phison Electronics Corp. (Taiwan)	11,000	98,757
Powertech Technology, Inc. (Taiwan)	28,000	81,482
Siliconware Precision Industries Co. Ltd. (Taiwan)	295,000	481,333
Sitronix Technology Corp. (Taiwan)	22,000	71,488

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	142,104	$891,082
Texas Instruments, Inc.	4,189	337,466
Xilinx, Inc.	2,905	168,170
Xperi Corp.	4,750	161,263

		5,606,803

Software — 1.1%
American Software, Inc. (Class A Stock)	5,134	52,778
Asseco Poland SA (Poland)	5,885	80,556
Autodesk, Inc.*	3,853	333,169
CA, Inc.	8,684	275,456
Citrix Systems, Inc.*	3,052	254,506
Microsoft Corp.	10,394	684,549
Monotype Imaging Holdings, Inc.	3,248	65,285
Nuance Communications, Inc.*	12,484	216,098
Oracle Corp.	9,878	440,658

		2,403,055

Specialty Retail — 1.6%
Aaron’s, Inc.	7,938	236,076
Abercrombie & Fitch Co. (Class A Stock)(a)	10,529	125,611
American Eagle Outfitters, Inc.	14,936	209,552
AutoNation, Inc.*	816	34,509
Bed Bath & Beyond, Inc.	1,941	76,592
Best Buy Co., Inc.(a)	2,510	123,367
Big 5 Sporting Goods Corp.(a)	13,239	199,909
Chico’s FAS, Inc.	7,993	113,501
Children’s Place, Inc. (The)	1,881	225,814
DSW, Inc. (Class A Stock)	9,863	203,967
Finish Line, Inc. (The) (Class A Stock)	10,706	152,346
Foot Locker, Inc.	3,383	253,082
GameStop Corp. (Class A Stock)(a)	5,421	122,244
GNC Holdings, Inc. (Class A Stock)(a)	6,687	49,216
Home Depot, Inc. (The)	1,645	241,535
Penske Automotive Group, Inc.	502	23,499
Rent-A-Center, Inc.(a)	12,248	108,640
Ross Stores, Inc.	3,868	254,785
Shoe Carnival, Inc.	1,152	28,305
Signet Jewelers Ltd.	351	24,314
Staples, Inc.	16,153	141,662
USS Co. Ltd. (Japan)	13,709	229,605
Williams-Sonoma, Inc.	5,916	317,216
Yamada Denki Co. Ltd. (Japan)	21,200	105,981

		3,601,328

Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc.	10,921	1,568,911
Asustek Computer, Inc. (Taiwan)	55,000	543,794
CPI Card Group, Inc.(a)	37,918	159,256
Foxconn Technology Co. Ltd. (Taiwan)	12,231	37,291
Hewlett Packard Enterprise Co.	13,518	320,377
HP, Inc.	7,710	137,855
Lite-On Technology Corp. (Taiwan)	176,245	303,786
NCR Corp.*	49	2,238
Neopost SA (France)	7,679	294,434
Pegatron Corp. (Taiwan)	203,000	600,950
Quanta Computer, Inc. (Taiwan)	251,000	510,332

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Samsung Electronics Co. Ltd. (South Korea)	258	$474,827
Seagate Technology PLC(a)	17,942	824,076
Western Digital Corp.	14,160	1,168,625
Wistron Corp. (Taiwan)	35,934	32,926
Xerox Corp.	33,259	244,121

		7,223,799

Textiles, Apparel & Luxury Goods — 0.9%
Carter’s, Inc.	248	22,270
Coach, Inc.	7,355	303,982
Culp, Inc.	2,217	69,170
Hanesbrands, Inc.	635	13,183
Li & Fung Ltd. (Hong Kong)	712,000	308,895
Michael Kors Holdings Ltd.*	1,832	69,818
Movado Group, Inc.	5,463	136,302
Oxford Industries, Inc.	3,614	206,938
PVH Corp.	380	39,319
VF Corp.	1,511	83,060
Wolverine World Wide, Inc.	2,853	71,239
Xtep International Holdings Ltd. (China)	147,000	57,896
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	143,600	564,298

		1,946,370

Thrifts & Mortgage Finance — 0.3%
Astoria Financial Corp.	4,919	100,889
EverBank Financial Corp.	11,335	220,806
First Defiance Financial Corp.	1,724	85,355
New York Community Bancorp, Inc.	4,642	64,849
Northfield Bancorp, Inc.	2,353	42,401
Oritani Financial Corp.	11,977	203,608

		717,908

Tobacco — 1.0%
Altria Group, Inc.	3,943	281,609
British American Tobacco Malaysia Bhd (Malaysia)	3,500	36,047
British American Tobacco PLC (United Kingdom)	6,805	451,484
Imperial Brands PLC (United Kingdom)	8,984	435,397
Japan Tobacco, Inc. (Japan)	7,600	247,361
KT&G Corp. (South Korea)	5,801	505,998
Reynolds American, Inc.	1,891	119,171
Vector Group Ltd.	6,491	135,013

		2,212,080

Trading Companies & Distributors — 0.8%
Applied Industrial Technologies, Inc.	3,066	189,632
Kaman Corp.	2,450	117,919
Mitsui & Co. Ltd. (Japan)	31,600	458,896
MSC Industrial Direct Co., Inc. (Class A Stock)	1,718	176,542
NOW, Inc.*(a)	3,734	63,329
Sumitomo Corp. (Japan)	36,000	485,671
United Rentals, Inc.*	930	116,297
W.W. Grainger, Inc.(a)	598	139,190

		1,747,476

	Shares	Value
COMMON STOCKS (Continued)
Transportation Infrastructure — 0.4%
Beijing Capital International Airport Co. Ltd. (China) (Class H Stock)	388,000	$464,434
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	5,200	50,499
Hutchison Port Holdings Trust (Hong Kong), UTS	707,000	293,405
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	64,000	91,936
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	40,000	36,258
TAV Havalimanlari Holding A/S (Turkey)	24,999	99,635

		1,036,167

Water Utilities — 0.2%
Guangdong Investment Ltd. (China)	38,000	54,186
Severn Trent PLC (United Kingdom)	11,945	356,307
TTW PCL (Thailand), NVDR	113,800	35,102

		445,595

Wireless Telecommunication Services — 1.0%
China Mobile Ltd. (China)	13,500	148,466
DiGi.Com Bhd (Malaysia)	15,700	18,195
Far EasTone Telecommunications Co. Ltd. (Taiwan)	19,000	46,650
Intouch Holdings PCL (Thailand), NVDR	14,700	23,850
KDDI Corp. (Japan)	13,000	341,910
NTT DOCOMO, Inc. (Japan)	17,100	399,323
Rogers Communications, Inc. (Canada) (Class B Stock)	9,500	420,047
SK Telecom Co. Ltd. (South Korea)	320	72,304
StarHub Ltd. (Singapore)	79,600	163,872
Taiwan Mobile Co. Ltd. (Taiwan)	139,000	510,663
Vodacom Group Ltd. (South Africa)	2,582	29,228

		2,174,508

TOTAL COMMON STOCKS (cost $152,072,132)		162,719,636

PREFERRED STOCKS — 0.2%
Banks — 0.2%
Banco Bradesco SA (Brazil) (PRFC B)	16,100	166,009
Itau Unibanco Holding SA (Brazil) (PRFC)	13,400	162,653

		328,662

Paper & Forest Products — 0.0%
Suzano Papel e Celulose SA (Brazil) (PRFC A)	22,700	96,076

TOTAL PREFERRED STOCKS (cost $357,381)		424,738

UNAFFILIATED EXCHANGE TRADED FUND — 0.3%
iShares Russell 2000 Index Fund ETF(a) (cost $589,553)	5,531	760,402

TOTAL LONG-TERM INVESTMENTS (cost $185,697,815)		198,013,270

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

		Shares	Value
SHORT-TERM INVESTMENTS — 17.7%

AFFILIATED MUTUAL FUNDS — 8.3%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)		8,443,950	$8,443,950
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $10,474,976; includes $10,465,574 of cash collateral for securities on loan)(b)(w)		10,472,882	10,474,976

TOTAL AFFILIATED MUTUAL FUNDS (cost $18,918,926)			18,918,926

UNAFFILIATED FUND — 1.0%
Fidelity Investments Money Market Funds - Treasury Only Portfolio (cost $2,211,637)		2,211,637	2,211,637

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 8.4%
U.S. Treasury Bills
0.006%	06/29/17	16,515	16,484,860
0.710%	06/29/17	2,500	2,495,437

TOTAL U.S. TREASURY OBLIGATIONS (cost $18,987,122)			18,980,297

Value
TOTAL SHORT-TERM INVESTMENTS (cost $40,117,685)	$40,110,860

TOTAL INVESTMENTS — 104.8% (cost $225,815,500)	238,124,130
Liabilities in excess of other assets(z) — (4.8)%	(10,881,170)

NET ASSETS — 100.0%	$227,242,960

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,149,959; cash collateral of $10,465,574 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(n)	Rate shown reflects yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)

Long Position:
192	S&P 500 E-Mini Index	Jun. 2017	$ 22,731,723	$ 22,648,320	$ (83,403)

Cash of $1,080,655 has been segregated with UBS AG to cover requirements for open futures contracts at March 31, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$53,027,420	$—	$—
Common Stocks	108,268,961	54,450,675	—
Preferred Stocks	424,738	—	—
Unaffiliated Exchange Traded Fund	760,402	—	—
U.S. Treasury Obligations	—	18,980,297	—
Unaffiliated Fund	2,211,637	—	—
Other Financial Instruments*
Futures Contracts	(83,403)	—	—

Total	$164,609,755	$73,430,972	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value
at 03/31/17
Equity contracts	$(83,403)

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS
Air Freight & Logistics — 5.3%
Expeditors International of Washington, Inc.(a)	1,281,403	$72,386,455
United Parcel Service, Inc. (Class B Stock) .	546,994	58,692,456

		131,078,911

Beverages — 6.7%
Coca-Cola Co. (The)	1,796,783	76,255,471
Monster Beverage Corp.*	1,930,099	89,112,671

		165,368,142

Biotechnology — 4.8%
Amgen, Inc.	294,081	48,249,870
Regeneron Pharmaceuticals, Inc.*	176,614	68,439,691

		116,689,561

Capital Markets — 4.4%
FactSet Research Systems, Inc.(a)	255,476	42,130,547
SEI Investments Co.	1,327,431	66,955,620

		109,086,167

Communications Equipment — 5.1%
Cisco Systems, Inc.	3,704,406	125,208,923

Consumer Finance — 1.5%
American Express Co.	472,739	37,398,382

Energy Equipment & Services — 2.3%
Schlumberger Ltd.	720,938	56,305,258

Food Products — 3.2%
Danone SA (France), ADR	5,674,391	77,682,413

Health Care Equipment & Supplies — 2.4%
Varex Imaging Corp.*	197,588	6,638,957
Varian Medical Systems, Inc.*(a)	579,953	52,851,117

		59,490,074

Health Care Technology — 2.4%
Cerner Corp.*(a)	994,052	58,499,960

Hotels, Restaurants & Leisure — 2.8%
Yum China Holdings, Inc.*	1,007,616	27,407,155
Yum! Brands, Inc.	665,515	42,526,409

		69,933,564

Household Products — 3.3%
Procter & Gamble Co. (The)	901,827	81,029,156

Internet & Direct Marketing Retail — 7.4%
Amazon.com, Inc.*	205,578	182,253,120

Internet Software & Services — 17.9%
Alibaba Group Holding Ltd. (China), ADR*(a)	1,189,018	128,211,811
Alphabet, Inc. (Class C Stock)*	84,287	69,921,124
Alphabet, Inc. (Class A Stock)*	84,130	71,325,413
Facebook, Inc. (Class A Stock)*	1,193,921	169,596,478

		439,054,826

IT Services — 6.0%
Automatic Data Processing, Inc.	213,315	21,841,323
Visa, Inc. (Class A Stock)(a)	1,413,256	125,596,061

		147,437,384

	Shares	Value
COMMON STOCKS (Continued)
Machinery — 2.7%
Deere & Co.	597,582	$65,052,777

Pharmaceuticals — 6.0%
Merck & Co., Inc.	503,877	32,016,345
Novartis AG (Switzerland), ADR(a)	624,975	46,416,893
Novo Nordisk A/S (Denmark), ADR	2,023,240	69,356,667

		147,789,905

Semiconductors & Semiconductor Equipment — 4.1%
Analog Devices, Inc.	143,983	11,799,407
QUALCOMM, Inc.	1,541,454	88,386,972

		100,186,379

Software — 10.4%
Autodesk, Inc.*	916,657	79,263,330
Microsoft Corp.	975,269	64,231,216
Oracle Corp.	2,490,452	111,099,064

		254,593,610

TOTAL LONG-TERM INVESTMENTS (cost $1,778,184,905)		2,424,138,512

SHORT-TERM INVESTMENTS — 16.5%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	10,933,295	10,933,295
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $394,100,037; includes $393,719,482 of cash collateral for securities on loan)(b)(w)	394,010,125	394,088,928

TOTAL SHORT-TERM INVESTMENTS (cost $405,033,332)		405,022,223

TOTAL INVESTMENTS — 115.2% (cost $2,183,218,237)		2,829,160,735
Liabilities in excess of other assets — (15.2)%		(372,536,312)

NET ASSETS — 100.0%		$2,456,624,423

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $383,627,477; cash collateral of $393,719,482 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Air Freight & Logistics	$131,078,911	$—	$—
Beverages	165,368,142	—	—
Biotechnology	116,689,561	—	—
Capital Markets	109,086,167	—	—
Communications Equipment	125,208,923	—	—
Consumer Finance	37,398,382	—	—
Energy Equipment & Services	56,305,258	—	—
Food Products	77,682,413	—	—
Health Care Equipment & Supplies	59,490,074	—	—
Health Care Technology	58,499,960	—	—
Hotels, Restaurants & Leisure	69,933,564	—	—
Household Products	81,029,156	—	—
Internet & Direct Marketing Retail	182,253,120	—	—
Internet Software & Services	439,054,826	—	—
IT Services	147,437,384	—	—
Machinery	65,052,777	—	—
Pharmaceuticals	147,789,905	—	—
Semiconductors & Semiconductor Equipment	100,186,379	—	—
Software	254,593,610	—	—
Affiliated Mutual Funds	405,022,223	—	—

Total	$2,829,160,735	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
LONG-TERM INVESTMENTS — 108.7%
ASSET-BACKED SECURITIES — 17.3%

Collateralized Loan Obligations — 3.8%
Apollo Credit Funding IV Ltd. (Cayman Islands), Series 4A, Class A1, 144A	2.493	%(c)	04/15/27	3,000	$3,010,279
BlueMountain CLO Ltd. (Cayman Islands), Series 2014-4A, Class A1R, 144A	2.404	%(c)	11/30/26	4,000	3,995,100
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1, 144A	2.174	%(c)	04/18/25	1,325	1,325,896
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2013-4A, Class A2R, 144A	2.543	%(c)	10/15/25	7,350	7,367,969
Cent CLO 17 Ltd. (Cayman Islands), Series 2013-17A, Class A1, 144A	2.339	%(c)	01/30/25	6,500	6,503,070
Cent CLO 19 Ltd. (Cayman Islands), Series 2013-19A, Class A1A, 144A	2.369	%(c)	10/29/25	7,050	7,051,553
KKR CLO 11 Ltd. (Cayman Islands), Series 11, Class A, 144A	2.543	%(c)	04/15/27	5,300	5,309,105
Marathon CLO IV Ltd. (Cayman Islands), Series 2012-4A, Class A1, 144A	2.442	%(c)	05/20/23	3,871	3,871,715
Mountain View CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1A, 144A	2.483	%(c)	07/15/27	8,500	8,484,346
OCP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	2.473	%(c)	07/17/26	3,250	3,257,164
OZLM Funding Ltd. (Cayman Islands), Series 2012-1A, Class A1R, 144A	2.561	%(c)	07/22/27	5,800	5,800,929
Sound Point CLO IV Ltd. (Cayman Islands), Series 2013-3A, Class A, 144A	2.411	%(c)	01/21/26	11,250	11,263,556

					67,240,682

Non-Residential Mortgage-Backed Securities — 13.5%
Ally Master Owner Trust, Series 2012-5, Class A .	1.540%		09/15/19	7,308	7,313,290
Ally Master Owner Trust, Series 2014-5, Class A2	1.600%		10/15/19	10,903	10,913,041
American Credit Acceptance Receivables Trust, Series 2015 3, Class C, 144A	4.840%		10/12/21	1,965	2,024,273
American Credit Acceptance Receivables Trust, Series 2015-1, Class C, 144A	4.290%		04/12/21	2,956	3,011,507
American Express Credit Account Master Trust, Series 2014-3, Class A	1.490%		04/15/20	5,192	5,197,412
AmeriCredit Automobile Receivables Trust, Series 2013-1, Class C	1.570%		01/08/19	135	135,506
AmeriCredit Automobile Receivables Trust, Series 2014-1, Class B	1.680%		07/08/19	736	736,882
AmeriCredit Automobile Receivables Trust, Series 2014-2, Class A3	0.940%		02/08/19	496	496,270
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A3	1.270%		07/08/19	2,105	2,104,417
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class A3	1.540%		03/09/20	2,322	2,323,062
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2B	1.597	%(c)	06/10/19	2,322	2,325,547
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2A	1.420%		10/08/19	923	922,865
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class A2A	1.340%		04/08/20	2,131	2,129,586
Ascentium Equipment Receivables Trust, Series 2016-2A, Class A3, 144A	1.650%		05/10/22	1,358	1,345,817

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

			Principal
	Interest Rate	Maturity Date	Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Ascentium Equipment Receivables Trust, Series 2016-2A, Class B, 144A	2.500%	09/12/22	878	$877,637
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A, 144A	2.802%	05/20/18	2,361	2,364,359
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%	09/20/19	5,227	5,226,215
BMW Vehicle Lease Trust, Series 2015-1, Class A3	1.240%	12/20/17	1,507	1,506,945
BMW Vehicle Owner Trust, Series 2013-A, Class A4	1.120%	04/27/20	339	339,243
California Republic Auto Receivables Trust, Series 2014-3, Class B	2.660%	08/17/20	1,902	1,918,143
California Republic Auto Receivables Trust, Series 2015-3, Class B	2.700%	09/15/21	492	491,659
California Republic Auto Receivables Trust, Series 2016-1, Class A2	1.500%	12/17/18	1,262	1,262,434
California Republic Auto Receivables Trust, Series 2016-2, Class A3	1.560%	07/15/20	907	905,206
Capital Auto Receivables Asset Trust, Series 2014-3, Class B, 144A	2.350%	07/22/19	5,995	6,027,248
Capital One Multi-Asset Execution Trust, Series 2015-A1, Class A1	1.390%	01/15/21	1,861	1,860,160
CarMax Auto Owner Trust, Series 2014-1, Class A4	1.320%	07/15/19	1,619	1,617,042
CarMax Auto Owner Trust, Series 2015-2, Class A3	1.370%	03/16/20	896	894,739
CarMax Auto Owner Trust, Series 2015-4, Class A3	1.560%	11/16/20	1,868	1,867,491
CarMax Auto Owner Trust, Series 2016-1, Class A2A	1.300%	04/15/19	1,634	1,633,890
CarMax Auto Owner Trust, Series 2016-3, Class A2	1.170%	08/15/19	3,336	3,334,068
CarMax Auto Owner Trust, Series 2016-3, Class A3	1.390%	05/17/21	2,705	2,681,842
Chase Issuance Trust, Series 2015-A2, Class A2 .	1.590%	02/18/20	1,401	1,402,877
Chesapeake Funding II LLC, Series 2016-2A, Class A1, 144A	1.880%	06/15/28	2,350	2,343,359
Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class D, 144A	3.440%	08/16/21	1,785	1,801,798
Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A2, 144A	1.470%	04/15/19	1,188	1,188,744
Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class B, 144A	2.880%	02/15/22	979	987,660
Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class C, 144A	3.250%	06/15/22	650	647,550
CNH Equipment Trust, Series 2014-C, Class A3	1.050%	11/15/19	3,689	3,684,725
CPS Auto Receivables Trust, Series 2016-B, Class D, 144A	6.580%	03/15/22	790	855,555
Dell Equipment Finance Trust, Series 2015-2, Class A3, 144A	1.720%	09/22/20	1,055	1,056,402
Dell Equipment Finance Trust, Series 2016-1, Class A3, 144A	1.650%	07/22/21	414	412,828
Diamond Resorts Owner Trust, Series 2013-1, Class A, 144A	1.950%	01/20/25	652	646,526
Diamond Resorts Owner Trust, Series 2015-2, Class A, 144A	2.990%	05/22/28	913	909,376

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

			Principal
	Interest Rate	Maturity Date	Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Diamond Resorts Owner Trust, Series 2016-1, Class A, 144A	3.080%	11/20/28	858	$850,092
Discover Card Execution Note Trust, Series 2014-A5, Class A	1.390%	04/15/20	847	847,416
Discover Card Execution Note Trust, Series 2015-A4, Class A4	2.190%	04/17/23	3,657	3,672,170
DRB Prime Student Loan Trust, Series 2015-D, Class A2, 144A	3.200%	01/25/40	5,326	5,367,381
Drive Auto Receivables Trust, Series 2015-AA, Class B, 144A	2.280%	06/17/19	103	102,617
Drive Auto Receivables Trust, Series 2015-AA, Class C, 144A	3.060%	05/17/21	912	917,646
Drive Auto Receivables Trust, Series 2015-CA, Class B, 144A	2.230%	09/16/19	149	149,317
Drive Auto Receivables Trust, Series 2015-DA, Class C, 144A	3.380%	11/15/21	2,200	2,224,266
Drive Auto Receivables Trust, Series 2015-DA, Class D, 144A	4.590%	01/17/23	2,271	2,351,123
Drive Auto Receivables Trust, Series 2016-BA, Class A3, 144A	1.670%	07/15/19	3,844	3,846,248
Drive Auto Receivables Trust, Series 2016-CA, Class B, 144A	2.370%	11/16/20	1,320	1,323,852
Drive Auto Receivables Trust, Series 2016-CA, Class C, 144A	3.020%	11/15/21	3,506	3,548,690
Drive Auto Receivables Trust, Series 2016-CA, Class D, 144A	4.180%	03/15/24	833	849,662
Drive Auto Receivables Trust, Series 2017 BA, Class B, 144A^	2.200%	05/15/20	1,455	1,454,874
Drive Auto Receivables Trust, Series 2017 BA, Class C, 144A^	2.610%	08/16/21	1,843	1,842,822
Drive Auto Receivables Trust, Series 2017 BA, Class D, 144A	3.720%	10/17/22	1,216	1,219,756
Drive Auto Receivables Trust, Series 2017-AA, Class B, 144A	2.510%	01/15/21	1,673	1,679,587
Drive Auto Receivables Trust, Series 2017-AA, Class D, 144A	4.160%	05/15/24	1,724	1,750,254
Engs Commercial Finance Trust, Series 2015-1A, Class A2, 144A	2.310%	10/22/21	2,953	2,946,172
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%	07/20/22	2,090	2,092,003
First Investors Auto Owner Trust, Series 2013-2A, Class D, 144A	3.580%	06/15/20	1,074	1,079,401
First Investors Auto Owner Trust, Series 2015-2A, Class A1, 144A	1.590%	12/16/19	953	953,474
First Investors Auto Owner Trust, Series 2016-2A, Class A1, 144A	1.530%	11/16/20	2,173	2,169,459
Ford Credit Auto Owner Trust, Series 2014-C, Class A3	1.060%	05/15/19	6,932	6,925,299
Ford Credit Auto Owner Trust, Series 2016-B, Class A2A	1.080%	03/15/19	3,311	3,308,282
Ford Credit Auto Owner Trust, Series 2016-C, Class A2A	1.040%	09/15/19	3,617	3,607,580
Ford Credit Auto Owner Trust, Series 2016-C, Class C	1.930%	04/15/23	1,080	1,063,089
Ford Credit Auto Owner Trust/Ford Credit, Series 2017-1, Class B, 144A	2.870%	08/15/28	968	971,473

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

			Principal
	Interest Rate	Maturity Date	Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Ford Credit Floorplan Master Owner Trust, Series 2014-4, Class A1	1.400%	08/15/19	3,266	$3,267,209
Foursight Capital Automobile Receivables Trust, Series 2016-1, Class A2, 144A	2.870%	10/15/21	2,977	2,986,137
GM Financial Automobile Leasing Trust, Series 2014-2A, Class A3, 144A	1.220%	01/22/18	56	56,179
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class B, 144A	1.970%	05/15/20	2,546	2,539,549
Honda Auto Receivables Owner Trust, Series 2014-4, Class A3	0.990%	09/17/18	1,883	1,881,914
Honda Auto Receivables Owner Trust, Series 2015-1, Class A3	1.050%	10/15/18	7,297	7,290,075
Honda Auto Receivables Owner Trust, Series 2016-4, Class A2	1.040%	04/18/19	3,505	3,498,085
Hyundai Auto Receivables Trust, Series 2013-B, Class A4	1.010%	02/15/19	156	155,866
John Deere Owner Trust, Series 2014-A, Class A3	0.920%	04/16/18	268	267,619
Leaf Receivables Funding 10 LLC, Series 2015-1, Class A4,144A	2.030%	08/17/20	3,490	3,486,069
Macquarie Equipment Funding Trust, Series 2014-A, Class A3,144A	1.230%	07/20/21	1,549	1,544,107
Mercedes-Benz Auto Lease Trust, Series 2016-A, Class A2A	1.340%	07/16/18	2,171	2,171,116
Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A3	1.340%	12/16/19	558	557,619
Mercedes-Benz Auto Receivables Trust, Series 2016-1, Class A2A	1.110%	03/15/19	6,863	6,859,355
NextGear Floorplan Master Owner Trust, Series 2015-1A, Class A,144A	1.800%	07/15/19	2,840	2,839,093
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%	02/20/29	1,188	1,209,256
Santander Drive Auto Receivables Trust, Series 2014-2, Class C	2.330%	11/15/19	3,805	3,820,881
Santander Drive Auto Receivables Trust, Series 2014-4, Class B	1.820%	05/15/19	506	506,221
Santander Drive Auto Receivables Trust, Series 2015-1, Class C	2.570%	04/15/21	333	335,645
Santander Drive Auto Receivables Trust, Series 2015-5, Class A3	1.580%	09/16/19	1,849	1,849,343
Santander Drive Auto Receivables Trust, Series 2016-2, Class A2A	1.380%	07/15/19	1,087	1,086,539
Santander Drive Auto Receivables Trust, Series 2016-2, Class B	2.080%	02/16/21	960	960,900
Santander Drive Auto Receivables Trust, Series 2016-3, Class A2	1.340%	11/15/19	2,350	2,347,924
Santander Drive Auto Receivables Trust, Series 2016-3, Class B	1.890%	06/15/21	1,282	1,279,772
SLM Private Education Loan Trust, Series 2010-A, Class 2A, 144A	4.162%(c)	05/16/44	2,060	2,140,618
SLM Student Loan Trust, Series 2011-1, Class A1	1.502%(c)	03/25/26	297	298,261
SunTrust Auto Receivables Trust, Series 2015-1A, Class D, 144A	3.240%	01/16/23	4,723	4,612,514
TCF Auto Receivables Owner Trust, Series 2014-1A, Class A4, 144A	1.560%	01/15/20	4,879	4,878,228

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

			Principal
	Interest Rate	Maturity Date	Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
TCF Auto Receivables Owner Trust, Series 2015-1A, Class A3, 144A	1.490%	12/16/19	3,089	$3,087,834
TCF Auto Receivables Owner Trust, Series 2016-1A, Class A2, 144A	1.390%	11/15/19	4,202	4,197,977
TCF Auto Receivables Owner Trust, Series 2016-PT1A, Class B, 144A	2.920%	10/17/22	2,033	2,020,471
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A2A	1.020%	10/15/18	2,098	2,096,695
Wells Fargo Dealer Floorplan Master Note Trust, Series 2012-2, Class A	1.728%(c)	04/22/19	1,097	1,097,366
Wells Fargo Dealer Floorplan Master Note Trust, Series 2014-1, Class A	1.358%(c)	07/20/19	10,718	10,734,844

				238,800,482

TOTAL ASSET-BACKED SECURITIES (cost $305,782,824)				306,041,164

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.0%
Aventura Mall Trust, Series 2013-AVM, Class D, 144A	3.743%(c)	12/05/32	800	818,043
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class XA, IO	1.165%(c)	04/10/48	8,535	551,137
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class D, 144A	2.850%	02/10/49	3,230	2,245,633
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class D, 144A	2.804%(c)	04/15/49	1,018	758,849
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class C	3.977%(c)	07/10/49	2,474	2,298,398
Commercial Mortgage Trust, Series 2014-CR19, Class XA, IO	1.257%(c)	08/10/47	5,861	337,439
Commercial Mortgage Trust, Series 2014-UBS6, Class XA, IO	1.047%(c)	12/10/47	32,655	1,754,134
Commercial Mortgage Trust, Series 2015-LC23, Class D, 144A	3.646%(c)	10/10/48	3,488	3,039,592
Commercial Mortgage Trust, Series 2015-LC23, Class C	4.646%(c)	10/10/48	2,238	2,193,950
Commercial Mortgage Trust, Series 2015-PC1, Class AM	4.290%(c)	07/10/50	2,165	2,262,109
Commercial Mortgage Trust, Series 2015-PC1, Class B	4.442%(c)	07/10/50	1,122	1,114,628
Commercial Mortgage Trust, Series 2015-PC1, Class C	4.442%(c)	07/10/50	2,076	1,775,791
Commercial Mortgage Trust, Series 2015-PC1, Class D	4.442%(c)	07/10/50	2,212	1,661,642
Commercial Mortgage Trust, Series 2016-SAVA, Class A, 144A	2.632%(c)	10/15/34	5,091	5,116,518
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class C	4.211%(c)	06/15/57	1,240	1,172,753
DBWF Mortgage Trust, Series 2015-LCM, Class D, 144A	3.421%(c)	06/10/34	1,634	1,415,076
FHLMC Multifamily Structured Pass-Through Certificates, Series Q001, Class XA, IO	2.327%(c)	02/25/32	26,837	4,324,106
Government National Mortgage Assoc., Series 2014-64, Class A	2.200%	02/16/45	3,741	3,738,049
Government National Mortgage Assoc., Series 2014-78, Class A	2.200%	04/16/47	271	270,555

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

			Principal
	Interest Rate	Maturity Date	Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc., Series 2014-109, Class A	2.325%	01/16/46	1,690	$1,688,973
Government National Mortgage Assoc., Series 2015-47, Class AE	2.900%(c)	11/16/55	2,825	2,814,173
Government National Mortgage Assoc., Series 2015-48, Class AS	2.900%(c)	02/16/49	4,104	4,129,484
Government National Mortgage Assoc., Series 2015-73, Class AC	2.900%(c)	02/16/53	798	803,778
Government National Mortgage Assoc., Series 201741, Class AS	2.600%	06/16/58	5,047	5,005,895
GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class D, 144A	3.479%	01/10/30	207	209,033
GS Mortgage Securities Trust, Series 2014-GC26, Class D,144A	4.511%(c)	11/10/47	588	486,733
GS Mortgage Securities Trust, Series 2014-GC26, Class XA, IO	1.085%(c)	11/10/47	19,431	1,153,302
GS Mortgage Securities Trust, Series 2015-GC32, Class C	4.412%(c)	07/10/48	799	799,095
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 144A	4.155%	08/05/34	675	690,974
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XA, IO	1.186%(c)	04/15/47	5,836	199,265
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XB, IO	0.273%(c)	04/15/47	1,697	34,312
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class D, 144A	3.926%(c)	01/15/48	565	460,072
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class C	4.310%(c)	07/15/48	3,667	3,345,275
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class C	4.618%(c)	08/15/48	3,069	2,869,934
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class D	4.135%(c)	05/15/48	3,250	2,472,577
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class XA, IO	0.754%(c)	06/15/48	9,850	422,911
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C	4.176%(c)	07/15/48	2,279	2,223,519
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class E, 144A	4.882%(c)	01/15/59	1,571	1,188,917
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class XA, IO	1.165%(c)	05/15/47	11,685	632,332
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class XB, IO	0.572%(c)	05/15/47	2,346	89,375
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class XA, IO	0.935%(c)	11/15/47	27,700	1,384,187
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class XB, IO	0.322%(c)	11/15/47	63,715	1,443,656

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $72,248,677)				71,396,174

CORPORATE BONDS — 17.5%

Auto Manufacturers — 0.5%
Ford Motor Co., Sr. Unsec’d. Notes	7.450%	07/16/31	1,898	2,393,982
General Motors Co., Sr. Unsec’d. Notes	6.600%	04/01/36	4,825	5,547,389

				7,941,371

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

			Principal
	Interest Rate	Maturity Date	Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks — 5.8%
Banco de Credito e Inversiones (Chile), Sr. Unsec’d. Notes, 144A	4.000%	02/11/23	606	$620,853
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.824%(c)	01/20/28	3,981	3,987,676
Bank of America Corp., Sub. Notes	3.950%	04/21/25	508	505,799
Bank of America Corp., Sub. Notes, MTN	4.200%	08/26/24	1,839	1,872,685
Bank of America Corp., Sub. Notes, MTN	4.450%	03/03/26	1,423	1,459,352
Citigroup, Inc., Sr. Unsec’d. Notes	3.887%(c)	01/10/28	3,657	3,673,299
Citigroup, Inc., Sub. Notes	4.450%	09/29/27	263	266,167
Citigroup, Inc., Sub. Notes	5.500%	09/13/25	5,472	5,982,324
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes	1.000%	03/15/18	23,639	23,587,798
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes	1.250%	05/15/18	2,563	2,562,198
First Republic Bank, Sub. Notes	4.625%	02/13/47	1,606	1,604,310
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%	10/01/37	4,773	5,889,586
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.950%	03/29/27	2,091	2,095,947
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.273%(c)	10/24/23	4,777	4,886,537
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.782%(c)	02/01/28	1,695	1,710,994
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.900%	07/15/25	2,005	2,072,522
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.875%	01/27/26	1,792	1,815,834
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	4.000%	07/23/25	5,998	6,184,832
Santander UK PLC (United Kingdom), Sub. Notes	7.950%	10/26/29	3,793	4,655,995
Santander UK PLC (United Kingdom), Sub. Notes, 144A	5.000%	11/07/23	1,005	1,047,170
Toronto-Dominion Bank (The) (Canada), Sub. Notes	3.625%(c)	09/15/31	1,414	1,384,660
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	4.125%	04/15/26	5,913	6,010,919
Wells Fargo & Co., Sr. Unsec’d. Notes	3.000%	10/23/26	3,668	3,511,938
Wells Fargo & Co., Sub. Notes, MTN	4.100%	06/03/26	1,000	1,020,989
Wells Fargo Bank NA, Sub. Notes	5.850%	02/01/37	7,193	8,659,056
Wells Fargo Bank NA, Sub. Notes, BKNT	6.600%	01/15/38	1,552	2,037,526
Westpac Banking Corp. (Australia), Sub. Notes, GMTN	4.322%(c)	11/23/31	3,073	3,105,291

				102,212,257

Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%	02/01/36	7,510	7,945,272
Becle SAB de CV (Mexico), Gtd. Notes, 144A	3.750%	05/13/25	1,000	978,337

				8,923,609

Chemicals — 0.1%
Equate Petrochemical BV (Kuwait), Gtd. Notes, 144A	4.250%	11/03/26	1,700	1,700,068

Computers — 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	6.020%	06/15/26	2,879	3,138,631
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	8.100%	07/15/36	998	1,253,343

				4,391,974

Diversified Financial Services — 1.3%
Affiliated Managers Group, Inc., Sr. Unsec’d. Notes	3.500%	08/01/25	617	606,213

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

			Principal
	Interest Rate	Maturity Date	Amount (000)#	Value
CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Affiliated Managers Group, Inc., Sr. Unsec’d. Notes	4.250%	02/15/24	1,224	$1,276,031
Discover Financial Services, Sr. Unsec’d. Notes	4.100%	02/09/27	4,074	4,075,373
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.418%	11/15/35	3,757	3,967,219
International Lease Finance Corp., Sr. Unsec’d. Notes	5.875%	04/01/19	3,115	3,319,898
Neuberger Berman Group LLC/Neuberger
Berman Finance Corp., Sr. Unsec’d. Notes, 144A(a)	4.500%	03/15/27	1,308	1,329,000
Neuberger Berman Group LLC/Neuberger
Berman Finance Corp., Sr. Unsec’d. Notes, 144A	5.875%	03/15/22	3,316	3,413,424
Scottrade Financial Services, Inc., Sr. Unsec’d. Notes,144A	6.125%	07/11/21	2,887	3,270,258
SUAM Finance BV (Colombia), Gtd. Notes, 144A	4.875%	04/17/24	2,300	2,387,860

				23,645,276

Electric — 0.9%
AES Gener SA (Chile), Sr. Unsec’d. Notes, 144A	5.000%	07/14/25	400	405,932
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.500%	09/15/37	2,483	3,230,073
Dominion Resources, Inc., Sr. Unsec’d. Notes	7.000%	06/15/38	1,093	1,406,572
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	5.600%	06/15/42	3,507	3,344,759
Great Plains Energy, Inc., Sr. Unsec’d. Notes(a)	3.900%	04/01/27	2,034	2,053,801
Massachusetts Electric Co., Unsec’d. Notes, 144A	4.004%	08/15/46	2,027	1,972,703
PPL Electric Utilities Corp., First Mortgage	5.200%	07/15/41	882	1,018,507
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%	05/15/18	2,460	2,621,174

				16,053,521

Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes,144A	4.250%	10/31/26	950	963,063

Gas — 0.2%
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.600%	12/15/44	3,952	3,962,793

Insurance — 0.5%
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%	10/09/37	461	555,363
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44	4,915	5,315,268
Unum Group, Sr. Unsec’d. Notes	5.750%	08/15/42	623	696,574
Willis North America, Inc., Gtd. Notes	7.000%	09/29/19	2,101	2,328,015

				8,895,220

Internet — 0.8%
Alibaba Group Holding Ltd. (China), Sr. Unsec’d. Notes	3.600%	11/28/24	4,350	4,381,190
Amazon.com, Inc., Sr. Unsec’d. Notes	4.800%	12/05/34	5,961	6,600,693
Baidu, Inc. (China), Sr. Unsec’d. Notes	3.500%	11/28/22	780	793,192
Tencent Holdings Ltd. (China), Sr. Unsec’d. Notes,144A	3.375%	05/02/19	1,900	1,942,419

				13,717,494

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

			Principal
	Interest Rate	Maturity Date	Amount (000)#	Value
CORPORATE BONDS (Continued)

Investment Companies — 0.0%
GrupoSura Finance SA (Colombia), Gtd. Notes, 144A	5.500%	04/29/26	600	$633,000

Leisure Time — 0.1%
Carnival PLC, Gtd. Notes	7.875%	06/01/27	1,925	2,487,056

Media — 1.1%
21st Century Fox America, Inc., Gtd. Notes	6.900%	08/15/39	1,880	2,400,034
Comcast Corp., Gtd. Notes.	6.950%	08/15/37	2,034	2,728,802
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	8.375%	03/01/39	3,677	4,591,481
Discovery Communications LLC, Gtd. Notes	6.350%	06/01/40	484	511,413
Globo Comunicacao e Participacoes SA (Brazil), Sr. Unsec’d. Notes, 144A	4.875%	04/11/22	3,300	3,403,125
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	6.625%	01/15/40	1,650	1,796,971
Time Warner Cable LLC, Sr. Sec’d. Notes	7.300%	07/01/38	2,281	2,826,540
Time Warner Entertainment Co. LP, Sr. Sec’d. Notes	8.375%	07/15/33	1,132	1,510,451

				19,768,817

Mining — 0.3%
Barrick International Barbados Corp. (Canada), Gtd. Notes, 144A	6.350%	10/15/36	2,055	2,335,105
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	6.000%	11/15/41	3,515	3,822,211

				6,157,316

Miscellaneous Manufacturing — 0.3%
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	3.400%	03/16/27	3,346	3,375,682
Trinity Industries, Inc., Gtd. Notes	4.550%	10/01/24	2,345	2,342,170

				5,717,852

Oil & Gas — 1.0%
Eni SpA (Italy), Sr. Unsec’d. Notes, 144A	5.700%	10/01/40	7,385	7,541,459
Kerr-McGee Corp., Gtd. Notes	7.875%	09/15/31	2,418	3,099,064
Raizen Fuels Finance SA (Brazil), Gtd. Notes, 144A	5.300%	01/20/27	681	689,513
Shell International Finance BV (Netherlands), Gtd. Notes	6.375%	12/15/38	2,363	3,044,837
Tengizchevroil Finance Co. International Ltd. (Kazakhstan), Sr. Sec’d. Notes, 144A	4.000%	08/15/26	2,225	2,131,773
Valero Energy Corp., Sr. Unsec’d. Notes	10.500%	03/15/39	1,289	2,020,500

				18,527,146

Oil & Gas Services — 0.2%
Halliburton Co., Sr. Unsec’d. Notes	6.700%	09/15/38	610	762,180
Halliburton Co., Sr. Unsec’d. Notes	7.450%	09/15/39	1,122	1,508,581
Oceaneering International, Inc., Sr. Unsec’d. Notes	4.650%	11/15/24	1,596	1,606,690

				3,877,451

Pipelines — 1.0%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	6.125%	12/15/45	1,183	1,265,683
Energy Transfer Partners LP, Sr. Unsec’d. Notes	7.500%	07/01/38	3,819	4,512,706

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

			Principal
	Interest Rate	Maturity Date	Amount (000)#	Value
CORPORATE BONDS (Continued)

Pipelines (cont’d.)
IFM US Colonial Pipeline 2 LLC, Sr. Sec’d. Notes, 144A(g)	6.450%	05/01/21	4,250	$4,581,033
Kinder Morgan Energy Partners LP, Gtd. Notes	7.400%	03/15/31	172	205,532
Kinder Morgan, Inc., Gtd. Notes, GMTN	7.750%	01/15/32	5,283	6,589,681
Kinder Morgan, Inc., Gtd. Notes, GMTN	7.800%	08/01/31	680	851,300

				18,005,935

Real Estate — 0.2%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.875%	03/20/27	3,320	3,368,230

Real Estate Investment Trusts (REITs) — 0.7%
EPR Properties, Gtd. Notes	4.750%	12/15/26	1,870	1,881,027
EPR Properties, Gtd. Notes	5.250%	07/15/23	5,598	5,871,311
Omega Healthcare Investors, Inc., Gtd. Notes	5.875%	03/15/24	2,986	3,080,937
Physicians Realty LP, Gtd. Notes	4.300%	03/15/27	741	741,994

				11,575,269

Semiconductors — 0.3%
Applied Materials, Inc., Sr. Unsec’d. Notes	3.300%	04/01/27	4,404	4,421,493

Software — 0.2%
Oracle Corp., Sr. Unsec’d. Notes	6.125%	07/08/39	2,712	3,433,042

Telecommunications — 0.9%
AT&T, Inc., Sr.Unsec’d. Notes	5.250%	03/01/37	866	882,847
AT&T, Inc., Sr. Unsec’d. Notes	6.000%	08/15/40	4,854	5,321,290
AT&T, Inc., Sr. Unsec’d. Notes	6.500%	09/01/37	4,305	5,054,574
Ooredoo International Finance Ltd. (Qatar), Gtd. Notes, MTN, 144A	3.750%	06/22/26	1,400	1,390,200
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.050%	03/15/34	1,787	1,817,184
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A(a)	4.812%	03/15/39	1,241	1,208,707

				15,674,802

Transportation — 0.1%
Empresa de Transporte de Pasajeros Metro SA (Chile), Sr. Unsec’d. Notes, 144A	5.000%	01/25/47	1,061	1,110,496

Water — 0.2%
Aquarion Co., Sr. Unsec’d. Notes, 144A	4.000%	08/15/24	3,000	2,994,216

TOTAL CORPORATE BONDS (cost $307,523,308)				310,158,767

FOREIGN GOVERNMENT BONDS — 1.8%
Bahamas Government International Bond (Bahamas), Sr. Unsec’d. Notes, 144A	6.950%	11/20/29	800	854,000
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	3.717%	01/25/27	2,100	2,021,313
Cayman Islands Government Bond (Cayman Islands), Sr. Unsec’d. Notes, 144A(g)	5.950%	11/24/19	1,000	1,085,000
Chile Government International Bond (Chile), Sr. Unsec’d. Notes	3.125%	01/21/26	2,514	2,552,967
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.700%	01/08/22	900	917,744

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

			Principal
	Interest Rate	Maturity Date	Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	4.350%	01/08/27	3,200	$3,311,062
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, 144A	7.375%	02/11/20	3,192	3,631,858
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%	10/02/23	7,000	7,210,000
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.000%	09/22/24	537	560,494
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	6.700%	01/26/36	650	819,000
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes(a)	4.125%	08/25/27	836	898,700
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	4.000%	01/22/24	1,000	1,049,636
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	3.250%	06/02/26	2,150	2,136,563
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A	3.250%	10/26/26	3,325	3,231,900
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, 144A	5.250%	02/18/24	812	911,480
Trinidad & Tobago Government International Bond (Trinidad & Tobago), Unsec’d. Notes, 144A	4.375%	01/16/24	400	399,048
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes, PIK	7.875%	01/15/33	238	311,661

TOTAL FOREIGN GOVERNMENT BONDS (cost $32,075,230)				31,902,426

MUNICIPAL BONDS — 1.0%

California — 0.4%
State of California, General Obligation Unlimited	7.350%	11/01/39	3,097	4,374,172
State of California, General Obligation Unlimited	7.550%	04/01/39	2,080	3,047,054

				7,421,226

Georgia — 0.1%
Municipal Electric Authority of Georgia, Revenue Bonds	7.055%	04/01/57	2,168	2,280,237

Pennsylvania — 0.1%
Commonwealth of Pennsylvania, General Obligation Unlimited	5.350%	05/01/30	1,160	1,242,163

Texas — 0.2%
North Texas Tollway Authority, Revenue Bonds	8.910%	02/01/30	2,917	3,374,269

Variable Rate — 0.2%
Pasadena Public Financing Authority, Revenue Bonds	7.148%	03/01/43	2,015	2,767,623

TOTAL MUNICIPAL BONDS (cost $17,266,586)				17,085,518

RESIDENTIAL MORTGAGE-BACKED SECURITY — 0.1%
Sequoia Mortgage Trust, Series 2012-4, Class A3 (cost $1,417,015)	2.069%(c)	09/25/42	1,417	1,355,729

U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.2%
Federal Home Loan Mortgage Corp.	0.750%	04/09/18	49,331	49,136,044
Federal Home Loan Mortgage Corp.	0.875%	03/07/18	31,575	31,503,577

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

			Principal
	Interest Rate	Maturity Date	Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	3.500%	02/01/46	5,944	$6,100,594
Federal Home Loan Mortgage Corp.	3.500%	03/01/46	5,810	5,969,072
Federal Home Loan Mortgage Corp.	4.000%	12/01/44	8,087	8,594,417
Federal Home Loan Mortgage Corp.	5.000%	09/01/20	977	1,007,946
Federal Home Loan Mortgage Corp.	5.000%	05/01/23	336	348,433
Federal Home Loan Mortgage Corp.	5.000%	06/01/26	2,338	2,470,814
Federal National Mortgage Assoc	3.000%	TBA	71,000	70,378,750
Federal National Mortgage Assoc	3.000%	TBA	46,310	47,482,917
Federal National Mortgage Assoc	3.500%	04/01/43	3,693	3,813,207
Federal National Mortgage Assoc	3.500%	06/01/43	3,995	4,124,976
Federal National Mortgage Assoc	3.500%	06/01/43	3,828	3,951,952
Federal National Mortgage Assoc	3.500%	07/01/43	5,410	5,586,491
Federal National Mortgage Assoc	3.500%	11/01/45	7,614	7,842,228
Federal National Mortgage Assoc	3.500%	01/01/46	33,014	33,789,072
Federal National Mortgage Assoc	3.500%	02/01/46	12,089	12,452,937
Federal National Mortgage Assoc	3.500%	02/01/46	3,899	4,016,438
Federal National Mortgage Assoc	3.500%	04/01/46	13,344	13,746,232
Federal National Mortgage Assoc	3.500%	TBA	34,900	35,698,882
Federal National Mortgage Assoc	4.000%	10/01/40	4,005	4,214,520
Federal National Mortgage Assoc	4.000%	01/01/42	5,086	5,346,111
Federal National Mortgage Assoc	4.000%	07/01/42	3,361	3,538,117
Federal National Mortgage Assoc	4.000%	06/01/43	9,781	10,298,197
Federal National Mortgage Assoc	4.000%	11/01/44	5,223	5,552,163
Federal National Mortgage Assoc	4.000%	02/01/45	4,548	4,834,577
Federal National Mortgage Assoc	4.000%	TBA	54,000	56,640,935
Federal National Mortgage Assoc	4.500%	TBA	37,000	39,670,938
Federal National Mortgage Assoc	5.500%	09/01/36	1,144	1,280,863
Federal National Mortgage Assoc	6.250%	05/15/29	14,373	19,237,024

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $499,276,640)				498,628,424

U.S. TREASURY OBLIGATIONS — 38.8%
U.S. Treasury Bonds(a)	2.875%	11/15/46	95,680	92,835,721
U.S. Treasury Bonds	3.000%	05/15/45	2,379	2,365,154
U.S. Treasury Inflation Indexed Bonds	0.625%	01/15/26	19,399	20,181,625
U.S. Treasury Notes	1.250%	11/15/18	71,806	71,864,881
U.S. Treasury Notes	1.250%	03/31/21	55,540	54,394,488
U.S. Treasury Notes	1.375%	05/31/21	66,204	65,024,774
U.S. Treasury Notes	1.750%	10/31/20	33,104	33,176,432
U.S. Treasury Notes	1.875%	03/31/22	151,486	151,095,469
U.S. Treasury Notes	2.000%	12/31/21	53,259	53,462,875
U.S. Treasury Notes	2.000%	11/15/26	22,358	21,598,186
U.S. Treasury Notes	2.125%	08/15/21	84,332	85,326,865
U.S. Treasury Notes(a)	2.250%	02/15/27	8,085	7,981,730
U.S. Treasury Notes	2.625%	11/15/20	26,062	26,912,064

TOTAL U.S. TREASURY OBLIGATIONS (cost $690,874,290)				686,220,264

TOTAL LONG-TERM INVESTMENTS (cost $1,926,464,570)				1,922,788,466

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 9.6%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	71,416,803	$71,416,803
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $97,875,173; includes $97,731,517 of cash collateral for securities on loan)(b)(w)	97,855,602	97,875,173

TOTAL SHORT-TERM INVESTMENTS (cost $169,291,976)		169,291,976

TOTAL INVESTMENTS — 118.3% (cost $2,095,756,546)		2,092,080,442
Liabilities in excess of other assets — (18.3)%		(323,165,876)

NET ASSETS — 100.0%		$1,768,914,566

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $3,297,696 and 0.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $95,959,159; cash collateral of $97,731,517 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $5,666,033 is approximately 0.3% of net assets.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1  -   unadjusted quoted prices generally in active markets for identical securities.

Level 2  -   quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3  -   unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$67,240,682	$—
Non-Residential Mortgage-Backed Securities	—	235,502,786	3,297,696
Commercial Mortgage-Backed Securities	—	71,396,174	—
Corporate Bonds	—	310,158,767	—
Foreign Government Bonds	—	31,902,426	—
Municipal Bonds	—	17,085,518	—
Residential Mortgage-Backed Security	—	1,355,729	—
U.S. Government Agency Obligations	—	498,628,424	—
U.S. Treasury Obligations	—	686,220,264	—
Affiliated Mutual Funds	169,291,976	—	—

Total	$169,291,976	$1,919,490,770	$3,297,696

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

AST MANAGED ALTERNATIVES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%

AFFILIATED MUTUAL FUNDS — 92.0%
AST FQ Absolute Return Currency Portfolio*	80,084	$872,116
AST Goldman Sachs Strategic Income Portfolio*	106,915	1,040,279
AST Morgan Stanley Multi-Asset Portfolio*	121,687	1,106,135
AST Neuberger Berman Long/Short Portfolio*	124,433	1,277,931
AST Wellington Management Real Total Return Portfolio*	114,269	1,044,415

TOTAL AFFILIATED MUTUAL FUNDS (cost $5,175,397)(w)		5,340,876

UNAFFILIATED FUNDS — 7.0%
Arbitrage Fund (The) (Institutional Shares)	13,030	173,823
Gabelli ABC Fund (Advisor Class Shares)	11,400	115,600
Touchstone Merger Arbitrage Fund (Retail Shares)	10,597	115,510

TOTAL UNAFFILIATED FUNDS (cost $404,419)		404,933

TOTAL LONG-TERM INVESTMENTS (cost $5,579,816)		5,745,809

	Shares	Value
SHORT-TERM INVESTMENT — 1.6%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $93,168)(w)	93,168	$93,168

TOTAL INVESTMENTS — 100.6% (cost $5,672,984)		5,838,977
Liabilities in excess of other assets — (0.6)%		(34,942)

NET ASSETS — 100.0%		$5,804,035

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level   1  -   unadjusted quoted prices generally in active markets for identical securities.

Level   2  -   quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level   3  -   unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$5,434,044	$—	$—
Unaffiliated Funds	404,933	—	—

Total	$5,838,977	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

AST MANAGED EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%
AFFILIATED MUTUAL FUNDS — 94.5%
AST AQR Emerging Markets Equity Portfolio*	169,859	$1,819,190
AST ClearBridge Dividend Growth Portfolio*	74,155	1,153,854
AST Global Real Estate Portfolio*	204	2,325
AST Goldman Sachs Mid-Cap Growth Portfolio*	196,817	1,588,310
AST Hotchkis & Wiley Large-Cap Value Portfolio*	68,703	1,790,409
AST International Growth Portfolio*	257,851	3,741,415
AST International Value Portfolio*	199,193	3,669,136
AST Loomis Sayles Large-Cap Growth Portfolio*	41,366	1,685,238
AST MFS Global Equity Portfolio*	62,789	1,122,036
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	51,683	1,651,273
AST QMA US Equity Alpha Portfolio*	75,573	1,977,753
AST Small-Cap Growth Portfolio*	13,355	507,363
AST Small-Cap Value Portfolio*	25,564	680,783
AST T. Rowe Price Natural Resources Portfolio*	22,482	466,720

TOTAL AFFILIATED MUTUAL FUNDS (cost $19,516,327)(w)		21,855,805

UNAFFILIATED EXCHANGE TRADED FUNDS — 4.1%
Energy Select Sector SPDR Fund	1,200	83,880
Financial Select Sector SPDR Fund	10,100	239,673
iShares Currency Hedged MSCI Japan ETF	10,100	283,103
SPDR S&P 500 ETF Trust Fund	1,500	353,610

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $913,436)		960,266

TOTAL LONG-TERM INVESTMENTS (cost $20,429,763)		22,816,071

	Shares	Value
SHORT-TERM INVESTMENT — 1.5%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w) (cost $339,465)	339,465	$339,465

TOTAL INVESTMENTS — 100.1% (cost $20,769,228)		23,155,536
Liabilities in excess of other assets — (0.1)%		(18,573)

NET ASSETS — 100.0%		$23,136,963

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	PGIM Investments LLC, the co-manager of the Portfolio,also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level   1  -   unadjusted quoted prices generally in active markets for identical securities.

Level   2  -   quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level   3  -   unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

Level 1		Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$22,195,270	$—	$—
Unaffiliated Exchange Traded Funds	960,266	—	—

Total	$23,155,536	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

AST MANAGED FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
AFFILIATED MUTUAL FUNDS
AST BlackRock Low Duration Bond Portfolio*	259,062	$2,751,243
AST Goldman Sachs Strategic Income Portfolio*	30,310	294,915
AST High Yield Portfolio*	149,648	1,441,111
AST Lord Abbett Core Fixed Income Portfolio*	521,519	6,430,328
AST Prudential Core Bond Portfolio*	1,270,541	15,005,089
AST Wellington Management Global Bond Portfolio*	180,938	1,883,562
AST Western Asset Emerging Markets Debt Portfolio*	41,029	445,984

TOTAL AFFILIATED MUTUAL FUNDS (cost $27,448,121)(w)		28,252,232

	Shares	Value
UNAFFILIATED EXCHANGE TRADED FUNDS — 1.9%
iShares Floating Rate Bond ETF	5,600	$284,871
iShares TIPS Bond ETF	2,495	286,052

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $568,416)		570,923

TOTAL LONG-TERM INVESTMENTS (cost $28,016,537)(w)		28,823,155

SHORT-TERM INVESTMENT — 0.6%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $167,805)(w)	167,805	167,805

TOTAL INVESTMENTS — 100.1% (cost $28,184,342)		28,990,960

Liabilities in excess of other assets — (0.1)%		(43,279)

NET ASSETS — 100.0%		$28,947,681

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level   1  -   unadjusted quoted prices generally in active markets for identical securities.

Level   2  -   quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level   3  -   unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$28,420,037	$—	$—
Unaffiliated Exchange Traded Funds	570,923	—	—

Total	$28,990,960	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

AST MFS GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS
Austria — 0.4%
Erste Group Bank AG*	84,728	$2,758,913

Brazil — 0.6%
Ambev SA	648,175	3,764,078

Canada — 1.7%
Canadian National Railway Co.	156,724	11,586,605

Czech Republic — 0.1%
Komercni Banka A/S	25,292	939,592

Denmark — 0.8%
Carlsberg A/S (Class B Stock)	58,368	5,389,852

France — 7.9%
Air Liquide SA	30,846	3,521,968
Danone SA	158,235	10,763,960
Hermes International	2,951	1,396,962
Legrand SA	87,308	5,255,746
LVMH Moet Hennessy Louis Vuitton SE	54,912	12,069,279
Pernod Ricard SA	100,882	11,926,383
Schneider Electric SE	106,403	7,817,319

		52,751,617

Germany — 6.4%
Bayer AG	151,257	17,426,905
Brenntag AG	38,401	2,152,256
Deutsche Boerse AG*	36,441	3,339,333
Linde AG	48,441	8,071,312
Merck KGaA	50,499	5,754,542
MTUAero Engines AG	41,829	5,438,066

		42,182,414

Hong Kong — 0.2%
Sands China Ltd.	297,600	1,379,552

Israel — 1.0%
Check Point Software Technologies Ltd.*(a)	65,627	6,737,268

Japan — 1.2%
Hoya Corp.	85,000	4,106,417
Kubota Corp.	239,300	3,607,084

		7,713,501

Mexico — 0.3%
Grupo Financiero Banorte SAB de CV (Class O Stock)	388,280	2,234,416

Netherlands — 2.2%
Akzo Nobel NV	98,364	8,142,974
Heineken NV	71,877	6,116,636

		14,259,610

South Korea — 0.9%
Samsung Electronics Co. Ltd.	3,062	5,635,352

Spain — 0.7%
Aena SA, 144A	28,163	4,451,439

Sweden — 2.1%
Svenska Cellulosa AB SCA (Class B Stock)	429,186	13,831,078

Switzerland — 8.8%
Adecco Group AG	70,598	5,012,769
Cie Financiere Richemont SA	84,390	6,672,057
Julius Baer Group Ltd.*	72,046	3,599,133

	Shares	Value
COMMON STOCKS (Continued)
Switzerland (cont’d.)
Nestle SA	219,122	$16,818,001
Roche Holding AG	46,200	11,814,897
Sonova Holding AG	25,576	3,547,777
Swiss Re AG	24,560	2,205,883
UBS Group AG	569,109	9,096,987

		58,767,504

Thailand — 0.2%
Kasikornbank PCL	265,500	1,460,807

United Kingdom — 9.1%
Burberry Group PLC	196,102	4,232,009
Compass Group PLC	387,615	7,318,236
Diageo PLC	465,589	13,332,207
Reckitt Benckiser Group PLC	154,682	14,121,150
Sky PLC	344,110	4,208,387
Standard Chartered PLC*	77,293	739,300
Whitbread PLC	80,986	4,018,486
WPP PLC	582,036	12,757,665

		60,727,440

United States — 54.3%
3M Co.	59,395	11,364,045
Abbott Laboratories	150,427	6,680,463
Accenture PLC (Class A Stock)	120,495	14,444,941
American Express Co.	115,431	9,131,746
Amphenol Corp. (Class A Stock)	59,747	4,252,195
AutoZone, Inc.*(a)	6,071	4,389,637
Bank of New York Mellon Corp. (The)	233,487	11,027,591
Charter Communications, Inc. (Class A Stock)*	14,186	4,643,362
Cisco Systems, Inc.	141,870	4,795,206
Cognizant Technology Solutions Corp. (Class A Stock)*	73,589	4,380,017
Colgate-Palmolive Co.	119,668	8,758,501
Cooper Cos., Inc. (The)	38,057	7,607,214
Coty, Inc. (Class A Stock)(a)	517,927	9,390,017
Delphi Automotive PLC	52,960	4,262,750
DENTSPLY SIRONA, Inc.	48,889	3,052,629
eBay, Inc.*	172,451	5,789,180
Franklin Resources, Inc.	146,416	6,169,970
Goldman Sachs Group, Inc. (The)	31,668	7,274,774
Harley-Davidson,Inc.	60,394	3,653,837
Honeywell International, Inc.	129,251	16,139,572
International Flavors & Fragrances, Inc.	7,836	1,038,505
Johnson & Johnson	22,701	2,827,410
Kansas City Southern	45,794	3,927,293
Kellogg Co.	110,625	8,032,481
Marriott International, Inc. (Class A Stock)	27,615	2,600,781
Medtronic PLC	196,495	15,829,637
Microchip Technology, Inc.(a)	56,424	4,162,963
Monsanto Co.	66,101	7,482,633
National Oilwell Varco, Inc.(a)	56,597	2,268,974
NOW, Inc.*(a)	32,971	559,188
Omnicom Group, Inc.(a)	54,781	4,722,670
Oracle Corp.	236,911	10,568,600
PayPal Holdings, Inc.*	77,606	3,338,610
Praxair, Inc.	37,407	4,436,470
Sally Beauty Holdings, Inc.*	144,448	2,952,517
Schlumberger Ltd.	72,386	5,653,347

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
State Street Corp.	157,596	$12,546,218
Stryker Corp.	104,436	13,748,999
Thermo Fisher Scientific, Inc.	121,560	18,671,616
TimeWarner, Inc.	152,619	14,912,402
United Parcel Service, Inc. (Class B Stock)	94,601	10,150,687
United Technologies Corp.	63,507	7,126,120
Urban Outfitters, Inc.*(a)	107,326	2,550,066
Visa, Inc. (Class A Stock)(a)	160,317	14,247,372
W.W. Grainger, Inc.(a)	14,045	3,269,114
Walt Disney Co. (The)	134,660	15,269,097
Waters Corp.*	37,554	5,870,066
Wynn Resorts Ltd.(a)	12,090	1,385,635
Zimmer Biomet Holdings, Inc.	114,066	13,928,599

		361,285,717

TOTAL LONG-TERM INVESTMENTS (cost $547,902,024)		657,856,755

SHORT-TERM INVESTMENTS — 7.7%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	5,442,676	5,442,676
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $45,534,091; includes $45,482,508 of cash collateral for securities on loan)(b)(w)	45,522,571	45,531,676

TOTAL SHORT-TERM INVESTMENTS (cost $50,976,766)		50,974,352

TOTAL INVESTMENTS — 106.6% (cost $598,878,790)		708,831,107
Liabilities in excess of other assets — (6.6)%		(43,984,887)

NET ASSETS — 100.0%		$664,846,220

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $44,294,950; cash collateral of $45,482,508 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level   1  -   unadjusted quoted prices generally in active markets for identical securities.

Level   2  -   quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level   3  -   unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Austria	$—	$2,758,913	$—
Brazil	3,764,078	—	—
Canada	11,586,605	—	—
Czech Republic	—	939,592	—
Denmark	—	5,389,852	—
France	—	52,751,617	—
Germany	—	42,182,414	—

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Level 1	Level 2	Level 3
Hong Kong	$—	$1,379,552	$—
Israel	6,737,268	—	—
Japan	—	7,713,501	—
Mexico	2,234,416	—	—
Netherlands	—	14,259,610	—
South Korea	—	5,635,352	—
Spain	—	4,451,439	—
Sweden	—	13,831,078	—
Switzerland	—	58,767,504	—
Thailand	—	1,460,807	—
United Kingdom	—	60,727,440	—
United States	361,285,717	—	—
Affiliated Mutual Funds	50,974,352	—	—

Total	$436,582,436	$272,248,671	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2017 were as follows:

Health Care Equipment & Supplies	10.4%
Media	8.5
Capital Markets	8.0
Affiliated Mutual Funds (6.8% represents investments purchased with collateral from securities on loan)	7.7
Beverages	6.1
Pharmaceuticals	5.7
Household Products	5.5
IT Services	5.5
Food Products	5.4
Chemicals	4.9
Industrial Conglomerates	4.1
Life Sciences Tools & Services	3.7
Textiles, Apparel & Luxury Goods	3.7
Software	2.6
Hotels, Restaurants & Leisure	2.5
Road & Rail	2.3
Electrical Equipment	2.0

Aerospace & Defense	1.9%
Air Freight & Logistics	1.5
Specialty Retail	1.5
Personal Products	1.4
Consumer Finance	1.4
Banks	1.2
Energy Equipment & Services	1.2
Trading Companies & Distributors	0.9
Internet Software & Services	0.9
Technology Hardware, Storage & Peripherals	0.8
Professional Services	0.8
Communications Equipment	0.7
Transportation Infrastructure	0.7
Auto Components	0.6
Electronic Equipment, Instruments & Components	0.6
Semiconductors & Semiconductor Equipment	0.6
Automobiles	0.5
Machinery	0.5
Insurance	0.3

106.6
Liabilities in excess of other assets	(6.6)

100.0%

AST MFS GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS
Beverages — 2.1%
Constellation Brands, Inc. (Class A Stock)	76,540	$12,404,838
Monster Beverage Corp.*	121,387	5,604,438
Pernod Ricard SA (France)	19,018	2,248,329

		20,257,605

Biotechnology — 3.2%
Alexion Pharmaceuticals, Inc.*	13,927	1,688,509
Biogen, Inc.*	19,356	5,292,318
BioMarin Pharmaceutical, Inc.*	30,651	2,690,545
Celgene Corp.*	130,884	16,285,896
Regeneron Pharmaceuticals, Inc.*	11,515	4,462,178

		30,419,446

Capital Markets — 3.5%
Blackstone Group LP (The) (MLP)	41,566	1,234,510
Charles Schwab Corp. (The)	275,986	11,262,989
Goldman Sachs Group, Inc. (The)	18,364	4,218,578
Intercontinental Exchange, Inc.	203,974	12,211,923
Morgan Stanley.	105,830	4,533,757

		33,461,757

Chemicals — 2.6%
Ecolab, Inc.	29,115	3,649,274
Monsanto Co.	59,079	6,687,743
Sherwin-Williams Co. (The)	44,521	13,809,969

		24,146,986

Construction Materials — 1.3%
Vulcan Materials Co.	101,749	12,258,720

Distributors — 0.1%
LKQ Corp.*	47,948	1,403,438

Electrical Equipment — 0.7%
AMETEK, Inc.	115,865	6,265,979

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. (Class A Stock)	96,932	6,898,650

Equity Real Estate Investment Trusts (REITs) — 2.4%
American Tower Corp.	187,257	22,759,216

Food & Staples Retailing — 1.1%
Costco Wholesale Corp.	64,154	10,757,984

Food Products — 1.2%
Danone SA (France)	50,659	3,446,086
Mead Johnson Nutrition Co.	38,259	3,408,112
Mondelez International, Inc. (Class A Stock)	97,975	4,220,763

		11,074,961

Health Care Equipment & Supplies — 5.7%
Abbott Laboratories	103,690	4,604,873
C.R. Bard, Inc.	24,679	6,133,719
Cooper Cos., Inc. (The)	5,323	1,064,014
Danaher Corp.	212,511	18,176,066
Edwards Lifesciences Corp.*	41,333	3,888,195
Medtronic PLC	168,796	13,598,206
Stryker Corp.	47,643	6,272,201

		53,737,274

Health Care Providers & Services — 0.6%
McKesson Corp.	11,933	1,769,187

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
UnitedHealth Group, Inc.	22,939	$3,762,225

		5,531,412

Hotels, Restaurants & Leisure — 3.4%
Aramark	252,080	9,294,190
Marriott International, Inc. (Class A Stock)	84,846	7,990,796
Panera Bread Co. (Class A Stock)*(a)	16,908	4,427,698
Starbucks Corp.	175,188	10,229,227

		31,941,911

Household Products — 1.0%
Colgate-Palmolive Co.	125,959	9,218,939

Industrial Conglomerates — 1.7%
Honeywell International, Inc.	45,671	5,702,938
Roper Technologies, Inc.	51,054	10,542,140

		16,245,078

Insurance — 0.8%
Aon PLC	61,010	7,241,277

Internet & Direct Marketing Retail — 7.8%
Amazon. com, Inc.*	48,913	43,363,331
Netflix, Inc.*	89,325	13,203,128
Priceline Group, Inc. (The)*	9,513	16,932,855

		73,499,314

Internet Software & Services — 11.5%
Alphabet, Inc. (Class A Stock)*	42,842	36,321,448
Alphabet, Inc. (Class C Stock)*	29,900	24,803,844
Facebook, Inc. (Class A Stock)*	333,794	47,415,438

		108,540,730

IT Services — 11.4%
Cognizant Technology Solutions Corp. (Class A Stock)*	148,195	8,820,566
Fidelity National Information Services, Inc.	82,219	6,546,277
Fiserv, Inc.*	130,139	15,006,328
FleetCor Technologies, Inc.*	65,311	9,890,045
Global Payments, Inc.	29,478	2,378,285
Mastercard, Inc. (Class A Stock)	224,791	25,282,244
PayPal Holdings, Inc.*	54,613	2,349,451
Sabre Corp.	43,927	930,813
Visa, Inc. (Class A Stock)(a)	411,296	36,551,876

		107,755,885

Life Sciences Tools & Services — 2.2%
Thermo Fisher Scientific, Inc.	132,579	20,364,134

Machinery — 1.1%
Flowserve Corp.(a)	30,741	1,488,479
Fortive Corp.	87,680	5,280,090
Xylem, Inc.	73,721	3,702,269

		10,470,838

Media — 1.6%
Comcast Corp. (Class A Stock)	407,761	15,327,737

Multiline Retail — 1.1%
Dollar Tree, Inc.*	129,057	10,125,812

Oil, Gas & Consumable Fuels — 0.9%
Concho Resources, Inc.*	29,602	3,799,121

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Pioneer Natural Resources Co.	25,178	$4,688,899

		8,488,020

Personal Products — 0.6%
Estee Lauder Cos., Inc. (The) (Class A Stock)	61,970	5,254,436

Pharmaceuticals — 2.9%
Allergan PLC	28,732	6,864,649
Bristol-Myers Squibb Co.	114,122	6,205,954
Eli Lilly & Co.	84,578	7,113,856
Zoetis, Inc.	137,063	7,315,052

		27,499,511

Professional Services — 1.6%
Equifax, Inc.	61,195	8,367,804
Verisk Analytics, Inc.*	84,265	6,837,262

		15,205,066

Road & Rail — 1.9%
Canadian Pacific Railway Ltd. (Canada)	54,384	7,990,097
Union Pacific Corp.	91,288	9,669,225

		17,659,322

Semiconductors & Semiconductor Equipment — 3.3%
Analog Devices, Inc.	34,532	2,829,897
Broadcom Ltd.	81,862	17,924,504
NVIDIA Corp.	93,532	10,188,441

		30,942,842

Software — 12.3%
Activision Blizzard, Inc.	250,721	12,500,949
Adobe Systems, Inc.*	214,581	27,923,426
Electronic Arts, Inc.*	150,691	13,489,858
Intuit, Inc.	88,101	10,218,835
Microsoft Corp.	536,070	35,305,570
PTC, Inc.*	20,665	1,085,946
salesforce.com, Inc.*	189,831	15,659,159

		116,183,743

Specialty Retail — 2.6%
AutoZone, Inc.*	2,626	1,898,729
Ross Stores, Inc	220,482	14,523,149
TJX Cos., Inc. (The)(a)	41,515	3,283,006
Tractor Supply Co.	70,627	4,871,144

		24,576,028

Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	126,647	18,194,108

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods — 1.3%
Lululemon Athletica, Inc.*(a)	32,548	$1,688,265
NIKE, Inc. (Class B Stock)	188,341	10,496,244

		12,184,509

Tobacco — 0.8%
Philip Morris International, Inc.	62,735	7,082,782

Trading Companies & Distributors — 0.2%
Univar, Inc.*	51,655	1,583,742

TOTAL LONG-TERM INVESTMENTS (cost $703,721,802)		934,559,192

SHORT-TERM INVESTMENTS — 4.9%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	6,637,140	6,637,140
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $39,603,034; includes $39,550,943 of cash collateral for securities on loan)(b)(w)	39,593,595	39,601,514

TOTAL SHORT-TERM INVESTMENTS (cost $46,240,174)		46,238,654

TOTAL INVESTMENTS — 104.0% (cost $749,961,976)		980,797,846
Liabilities in excess of other assets — (4.0)%		(37,600,817)

NET ASSETS — 100.0%		$943,197,029

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $38,749,654; cash collateral of $39,550,943 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level   1  -   unadjusted quoted prices generally in active markets for identical securities.

Level   2  -   quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level   3  -   unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Beverages	$18,009,276	$2,248,329	$—
Biotechnology	30,419,446	—	—
Capital Markets	33,461,757	—	—
Chemicals	24,146,986	—	—
Construction Materials	12,258,720	—	—
Distributors	1,403,438	—	—
Electrical Equipment	6,265,979	—	—
Electronic Equipment, Instruments & Components	6,898,650	—	—
Equity Real Estate Investment Trusts (REITs)	22,759,216	—	—
Food & Staples Retailing	10,757,984	—	—
Food Products	7,628,875	3,446,086	—
Health Care Equipment & Supplies	53,737,274	—	—
Health Care Providers & Services	5,531,412	—	—
Hotels, Restaurants & Leisure	31,941,911	—	—
Household Products	9,218,939	—	—
Industrial Conglomerates	16,245,078	—	—
Insurance	7,241,277	—	—
Internet & Direct Marketing Retail	73,499,314	—	—
Internet Software & Services	108,540,730	—	—
IT Services	107,755,885	—	—
Life Sciences Tools & Services	20,364,134	—	—
Machinery	10,470,838	—	—
Media	15,327,737	—	—
Multiline Retail	10,125,812	—	—
Oil, Gas & Consumable Fuels	8,488,020	—	—
Personal Products	5,254,436	—	—
Pharmaceuticals	27,499,511	—	—
Professional Services	15,205,066	—	—
Road & Rail	17,659,322	—	—
Semiconductors & Semiconductor Equipment	30,942,842	—	—
Software	116,183,743	—	—
Specialty Retail	24,576,028	—	—
Technology Hardware, Storage & Peripherals	18,194,108	—	—
Textiles, Apparel & Luxury Goods	12,184,509	—	—
Tobacco	7,082,782	—	—
Trading Companies & Distributors	1,583,742	—	—
Affiliated Mutual Funds	46,238,654	—	—

Total	$975,103,431	$5,694,415	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

AST MFS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS
Aerospace & Defense — 3.2%
Lockheed Martin Corp.	51,205	$13,702,458
Northrop Grumman Corp.	52,091	12,389,323
United Technologies Corp.	113,437	12,728,766

		38,820,547

Air Freight & Logistics — 1.5%
United Parcel Service, Inc. (Class B Stock)	165,027	17,707,397

Auto Components — 1.0%
Delphi Automotive PLC	150,609	12,122,518

Automobiles — 0.3%
Harley-Davidson, Inc.	59,421	3,594,971

Banks — 13.3%
Citigroup, Inc.	358,329	21,435,241
JPMorgan Chase & Co.	601,485	52,834,442
PNC Financial Services Group, Inc. (The)	130,047	15,636,851
U.S. Bancorp	538,922	27,754,483
Wells Fargo & Co.	750,709	41,784,463

		159,445,480

Beverages — 1.7%
Diageo PLC (United Kingdom)	449,171	12,862,075
PepsiCo, Inc.	63,822	7,139,129

		20,001,204

Building Products — 2.0%
Johnson Controls International PLC	577,977	24,344,391

Capital Markets — 7.2%
Bank of New York Mellon Corp. (The)	249,836	11,799,754
BlackRock, Inc.	29,734	11,403,286
Franklin Resources, Inc.	149,751	6,310,507
Goldman Sachs Group, Inc. (The)	120,480	27,676,666
Moody’s Corp.	72,182	8,087,271
Nasdaq, Inc.	170,135	11,815,876
S&P Global, Inc.	17,979	2,350,574
State Street Corp.	67,251	5,353,852
T. Rowe Price Group, Inc.	31,693	2,159,878

		86,957,664

Chemicals — 3.6%
E.I. du Pont de Nemours & Co.	74,928	6,018,966
Monsanto Co.	42,953	4,862,280
PPG Industries, Inc.	225,596	23,705,628
Sherwin-Williams Co. (The)	28,443	8,822,734

		43,409,608

Consumer Finance — 1.0%
American Express Co.	148,909	11,780,191

Containers & Packaging — 0.5%
Crown Holdings, Inc.*	105,455	5,583,842

Diversified Telecommunication Services — 1.1%
Verizon Communications, Inc.	268,029	13,066,414

Electric Utilities — 1.4%
Duke Energy Corp.	156,097	12,801,515
Xcel Energy, Inc.	87,401	3,884,974

		16,686,489

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment — 0.9%
Eaton Corp. PLC	148,222	$10,990,661

Energy Equipment & Services — 1.3%
Schlumberger Ltd.	200,733	15,677,247

Equity Real Estate Investment Trusts (REITs) — 0.3%
Public Storage	16,418	3,594,064

Food & Staples Retailing — 1.6%
CVS Health Corp.	249,240	19,565,340

Food Products — 4.2%
Archer-Daniels-Midland Co.	136,298	6,275,160
Danone SA (France)	77,048	5,241,202
General Mills, Inc.	170,905	10,085,104
J.M. Smucker Co. (The)	42,244	5,537,344
Mead Johnson Nutrition Co.	46,944	4,181,772
Nestle SA (Switzerland)	255,181	19,585,594

		50,906,176

Health Care Equipment & Supplies — 5.1%
Abbott Laboratories	417,927	18,560,138
Danaher Corp.	156,217	13,361,240
Medtronic PLC	363,422	29,277,276

		61,198,654

Health Care Providers & Services — 1.8%
Cigna Corp.	43,791	6,414,944
Express Scripts Holding Co.*	88,656	5,843,317
McKesson Corp.	55,107	8,170,164
UnitedHealth Group, Inc.	10,497	1,721,613

		22,150,038

Household Durables — 0.2%
Newell Brands, Inc.	43,166	2,036,140

Household Products — 0.4%
Procter & Gamble Co. (The)	55,474	4,984,339

Industrial Conglomerates — 4.1%
3M Co.	135,325	25,891,732
Honeywell International, Inc.	185,831	23,204,717

		49,096,449

Insurance — 7.3%
Aon PLC	166,542	19,766,870
Chubb Ltd.	186,336	25,388,279
MetLife, Inc.	304,575	16,087,652
Travelers Cos., Inc. (The)	215,661	25,995,777

		87,238,578

IT Services — 5.3%
Accenture PLC (Class A Stock)	263,033	31,532,396
Amdocs Ltd.	48,452	2,955,087
Cognizant Technology Solutions Corp. (Class A Stock)*	77,763	4,628,454
Fidelity National Information Services, Inc.	143,942	11,460,662
Fiserv, Inc.*	44,770	5,162,429
International Business Machines Corp.	46,363	8,073,653

		63,812,681

Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific, Inc.	92,687	14,236,723

AST MFS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery — 2.1%
Illinois Tool Works, Inc.	88,018	$11,659,744
Ingersoll-Rand PLC	84,384	6,862,107
Stanley Black & Decker, Inc.	52,293	6,948,171

		25,470,022

Media — 4.4%
Comcast Corp. (Class A Stock)	441,177	16,583,843
Interpublic Group of Cos., Inc. (The)	251,235	6,172,844
Omnicom Group, Inc.(a)	203,266	17,523,562
Time Warner, Inc.	107,408	10,494,836
Walt Disney Co. (The)	22,279	2,526,216

		53,301,301

Multiline Retail — 0.3%
Target Corp.(a)	74,187	4,094,381

Oil, Gas & Consumable Fuels — 3.5%
Chevron Corp.	90,369	9,702,920
EOG Resources, Inc.	121,711	11,872,908
Exxon Mobil Corp.	132,309	10,850,661
Occidental Petroleum Corp.	147,030	9,315,821

		41,742,310

Personal Products — 0.4%
Coty, Inc. (Class A Stock)(a)	272,447	4,939,464

Pharmaceuticals — 7.3%
Johnson & Johnson	353,301	44,003,640
Merck & Co., Inc.	183,772	11,676,873
Novartis AG (Switzerland)	37,175	2,760,525
Pfizer, Inc.	786,690	26,912,665
Roche Holding AG (Switzerland)	10,662	2,726,633

		88,080,336

Professional Services — 0.5%
Equifax, Inc.	41,047	5,612,767

Road & Rail — 1.3%
Canadian National Railway Co. (Canada)	94,416	6,980,175
Union Pacific Corp.	86,853	9,199,470

		16,179,645

Semiconductors & Semiconductor Equipment — 1.5%
Texas Instruments, Inc.	221,770	17,865,791

Software — 0.5%
Oracle Corp.	146,664	6,542,681

Specialty Retail — 0.3%
Advance Auto Parts, Inc.	22,561	3,344,894

Textiles, Apparel & Luxury Goods — 0.4%
Hanesbrands, Inc.(a)	234,369	4,865,500

Tobacco — 4.4%
Altria Group, Inc.	73,365	5,239,728
Philip Morris International, Inc.	422,503	47,700,589

		52,940,317

TOTAL LONG-TERM INVESTMENTS (cost $1,022,793,545)		1,183,987,215

	Shares	Value
SHORT-TERM INVESTMENTS — 2.0%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	2,448,627	$2,448,627
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $21,696,322; includes $21,663,725 of cash collateral for securities on loan)(b)(w)	21,690,653	21,694,991

TOTAL SHORT-TERM INVESTMENTS (cost $24,144,949)		24,143,618

TOTAL INVESTMENTS — 100.4% (cost $1,046,938,494)		1,208,130,833
Liabilities in excess of other assets — (0.4)%		(4,714,001)

NET ASSETS — 100.0%		$1,203,416,832

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $21,158,431; cash collateral of $21,663,725 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

AST MFS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level   1  -   unadjusted quoted prices generally in active markets for identical securities.

Level   2  -   quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level   3  -   unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$38,820,547	$—	$—
Air Freight & Logistics	17,707,397	—	—
Auto Components	12,122,518	—	—
Automobiles	3,594,971	—	—
Banks	159,445,480	—	—
Beverages	7,139,129	12,862,075	—
Building Products	24,344,391	—	—
Capital Markets	86,957,664	—	—
Chemicals	43,409,608	—	—
Consumer Finance	11,780,191	—	—
Containers & Packaging	5,583,842	—	—
Diversified Telecommunication Services	13,066,414	—	—
Electric Utilities	16,686,489	—	—
Electrical Equipment	10,990,661	—	—
Energy Equipment & Services	15,677,247	—	—
Equity Real Estate Investment Trusts (REITs)	3,594,064	—	—
Food & Staples Retailing	19,565,340	—	—
Food Products	26,079,380	24,826,796	—
Health Care Equipment & Supplies	61,198,654	—	—
Health Care Providers & Services	22,150,038	—	—
Household Durables	2,036,140	—	—
Household Products	4,984,339	—	—
Industrial Conglomerates	49,096,449	—	—
Insurance	87,238,578	—	—
IT Services	63,812,681	—	—
Life Sciences Tools & Services	14,236,723	—	—
Machinery	25,470,022	—	—
Media	53,301,301	—	—
Multiline Retail	4,094,381	—	—
Oil, Gas & Consumable Fuels	41,742,310	—	—
Personal Products	4,939,464	—	—
Pharmaceuticals	82,593,178	5,487,158	—
Professional Services	5,612,767	—	—
Road & Rail	16,179,645	—	—
Semiconductors & Semiconductor Equipment	17,865,791	—	—
Software	6,542,681	—	—
Specialty Retail	3,344,894	—	—
Textiles, Apparel & Luxury Goods	4,865,500	—	—
Tobacco	52,940,317	—	—
Affiliated Mutual Funds	24,143,618	—	—

Total	$1,164,954,804	$43,176,029	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 38.4%
COMMON STOCKS — 34.8%
Airlines — 0.7%
International Consolidated Airlines Group SA (United Kingdom)	4,174	$27,662

Automobiles — 1.4%
Peugeot SA (France)*	2,938	59,047

Banks — 5.5%
ABN AMRO Group NV (Netherlands), CVA, 144A	83	2,013
Banco Bilbao Vizcaya Argentaria SA (Spain)	2,298	17,839
Banco de Sabadell SA (Spain)	1,878	3,441
Banco Popular Espanol SA (Spain)	1,179	1,143
Banco Santander SA (Spain)	5,100	31,219
Bank of Ireland (Ireland)*	9,892	2,455
Bankia SA (Spain)	1,627	1,852
Bankinter SA (Spain)	239	2,004
BNP Paribas SA (France)	374	24,888
CaixaBank SA (Spain)	942	4,050
Commerzbank AG (Germany)	378	3,425
Credit Agricole SA (France)	374	5,055
Erste Group Bank AG (Austria)*	98	3,191
ING Groep NV (Netherlands)	1,368	20,663
Intesa Sanpaolo SpA (Italy)	4,480	12,186
Intesa Sanpaolo SpA (Italy) (Savings Share)	330	839
KBC Group NV (Belgium)	90	5,966
Mediobanca SpA (Italy)	3,951	35,623
Natixis SA (France)	332	2,044
Raiffeisen Bank International AG (Austria)*	42	947
Societe Generale SA (France)	270	13,680
UniCredit SpA (Italy)	2,041	31,463
Unione di Banche Italiane SpA (Italy)	313	1,197

		227,183

Beverages — 1.1%
Brown-Forman Corp. (Class B Stock)	20	924
Coca-Cola Co. (The)	436	18,504
Constellation Brands, Inc. (Class A Stock)	20	3,241
Dr. Pepper Snapple Group, Inc.	20	1,958
Molson Coors Brewing Co. (Class B Stock)	20	1,914
Monster Beverage Corp.*	45	2,078
PepsiCo,Inc.	151	16,891

		45,510

Biotechnology — 1.5%
AbbVie, Inc.	174	11,338
Alexion Pharmaceuticals, Inc.*	26	3,152
Amgen, Inc.	83	13,618
Biogen, Inc.*	23	6,289
Celgene Corp.*	83	10,328
Gilead Sciences, Inc.	139	9,441
Regeneron Pharmaceuticals, Inc.*	7	2,713
Vertex Pharmaceuticals, Inc.*	29	3,171

		60,050

Building Products — 1.5%
Cie de Saint-Gobain (France)	1,164	59,721

Capital Markets — 0.7%
Deutsche Boerse AG (Germany)*	316	28,957

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies — 0.2%
ISS A/S (Denmark)	256	$9,678

Construction & Engineering — 2.2%
Bouygues SA (France)	545	22,152
Vinci SA (France)	873	69,324

		91,476

Construction Materials — 0.6%
CRH PLC (Ireland)	658	23,187

Diversified Telecommunication Services — 1.3%
AT&T, Inc.	669	27,797
CenturyLink, Inc.	61	1,438
Frontier Communications Corp.	128	274
Level 3 Communications, Inc.*	31	1,774
Verizon Communications, Inc.	442	21,548

		52,831

Electric Utilities — 1.1%
Alliant Energy Corp.	26	1,030
American Electric Power Co., Inc.	53	3,558
Duke Energy Corp.	76	6,233
Edison International	35	2,786
Entergy Corp.	23	1,747
Eversource Energy	35	2,057
Exelon Corp.	99	3,562
FirstEnergy Corp.	48	1,527
NextEra Energy, Inc.	53	6,804
PG&E Corp.	53	3,517
Pinnacle West Capital Corp.	9	750
PPL Corp.	73	2,729
Southern Co. (The)	109	5,426
Xcel Energy, Inc.	58	2,578

		44,304

Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	48	8,049
CVS Health Corp.	114	8,949
Kroger Co. (The)	102	3,008
Sysco Corp.	50	2,596
Walgreens Boots Alliance, Inc.	91	7,558
Wal-Mart Stores, Inc.	160	11,533
Whole Foods Market, Inc.	35	1,040

		42,733

Food Products — 0.8%
Archer-Daniels-Midland Co.	61	2,808
Campbell Soup Co.	23	1,317
Conagra Brands, Inc.	48	1,936
General Mills, Inc.	64	3,777
Hershey Co. (The)	11	1,202
Hormel Foods Corp.	29	1,004
J.M. Smucker Co. (The)	9	1,180
Kellogg Co.	29	2,106
Kraft Heinz Co. (The)	64	5,812
McCormick & Co., Inc.	9	878
Mead Johnson Nutrition Co.	20	1,782
Mondelez International, Inc. (Class A Stock)	163	7,022
Tyson Foods, Inc. (Class A Stock)	31	1,913

		32,737

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	183	$ 8,127
Baxter International, Inc.	53	2,749
Becton, Dickinson and Co.	26	4,769
Boston Scientific Corp.*	148	3,681
C.R. Bard, Inc.	7	1,740
Cooper Cos., Inc. (The)	4	800
Danaher Corp.	64	5,474
DENTSPLY SIRONA, Inc.	26	1,623
Edwards Lifesciences Corp.*	26	2,446
Hologic, Inc.*	31	1,319
IDEXX Laboratories, Inc.*	7	1,082
Intuitive Surgical, Inc.*	2	1,533
Medtronic PLC	145	11,681
Stryker Corp.	35	4,608
Varian Medical Systems, Inc.*	7	638
Zimmer Biomet Holdings, Inc.	23	2,809

		55,079

Health Care Providers & Services — 1.4%
Aetna, Inc.	38	4,847
AmerisourceBergen Corp.	20	1,770
Anthem, Inc.	29	4,796
Cardinal Health, Inc.	35	2,854
Centene Corp.*	20	1,425
Cigna Corp.	29	4,248
DaVita, Inc.*	20	1,359
Envision Healthcare Corp.*	9	552
Express Scripts Holding Co.*	64	4,218
HCAHoldings, Inc.*	31	2,759
Henry Schein, Inc.*	7	1,190
Humana, Inc.	11	2,268
Laboratory Corp. of America Holdings*	9	1,291
McKesson Corp.	23	3,410
Patterson Cos., Inc.	7	317
Quest Diagnostics, Inc.	11	1,080
UnitedHealth Group, Inc.	102	16,729
Universal Health Services, Inc. (Class B Stock)	7	871

		55,984

Health Care Technology — 0.1%
Cerner Corp.*	31	1,824

Hotels, Restaurants & Leisure — 0.7%
Accor SA (France)	695	28,908

Household Products — 1.0%
Church & Dwight Co., Inc.	29	1,446
Clorox Co. (The)	11	1,483
Colgate- Palmolive Co.	96	7,026
Kimberly-Clark Corp.	41	5,397
Procter & Gamble Co. (The)	291	26,146

		41,498

Independent Power & Renewable Electricity Producers — 0.0%
AES Corp.	70	783
NRG Energy, Inc.	35	655

		1,438

IT Services — 1.4%
Atos SE (France)	202	24,963

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Capgemini SA (France)	370	$ 34,153

		59,116

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	35	1,850
Illumina, Inc.*	11	1,877
Mettler-Toledo International, Inc.*	2	958
PerkinElmer, Inc.	9	523
Thermo Fisher Scientific, Inc.	45	6,912
Waters Corp.*	7	1,094

		13,214

Media — 1.1%
Mediaset Espana Comunicacion SA (Spain)	846	10,893
Mediaset SpA (Italy)	2,677	11,055
Metropole Television SA (France)	93	2,073
ProSiebenSat.1 Media SE (Germany)	347	15,365
Stroeer SE & Co. KGaA (Germany)	61	3,396
Television Francaise 1 (France)	333	3,969

		46,751

Multi-Utilities — 0.6%
Ameren Corp.	29	1,583
CenterPoint Energy, Inc.	48	1,323
CMS Energy Corp.	31	1,387
Consolidated Edison, Inc.	35	2,718
Dominion Resources, Inc.	67	5,197
DTE Energy Co.	20	2,042
NiSource, Inc.	38	904
Public Service Enterprise Group, Inc.	53	2,351
SCANA Corp.	15	980
Sempra Energy	29	3,205
WEC Energy Group, Inc.	35	2,122

		23,812

Personal Products — 0.1%
Coty, Inc. (Class A Stock)	58	1,052
Estee Lauder Cos., Inc. (The) (Class A Stock)	26	2,205

		3,257

Pharmaceuticals — 2.7%
Allergan PLC	41	9,796
Bristol-Myers Squibb Co.	177	9,625
Eli Lilly & Co.	109	9,168
Endo International PLC*	20	223
Johnson & Johnson	288	35,870
Mallinckrodt PLC*	9	401
Merck & Co., Inc.	298	18,935
Mylan NV*	50	1,950
Perrigo Co. PLC	11	730
Pfizer, Inc.	643	21,997
Zoetis, Inc.	58	3,095

		111,790

Professional Services — 1.7%
Adecco Group AG (Switzerland)	611	43,384
Randstad Holding NV (Netherlands)	487	28,075

		71,459

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail — 0.3%
DSV A/S (Denmark)	255	$13,189

Tobacco — 1.0%
Altria Group, Inc.	212	15,141
Philip Morris International, Inc.	166	18,741
Reynolds American, Inc.	89	5,609

		39,491

Trading Companies & Distributors — 0.3%
Rexel SA (France)	600	10,871

Transportation Infrastructure — 1.1%
Aeroports de Paris (France)	28	3,459
Atlantia SpA (Italy)	1,161	29,949
Fraport AG Frankfurt Airport Services Worldwide (Germany)	82	5,798
Groupe Eurotunnel SE (France)	634	6,373

		45,579

Water Utilities — 0.0%
American Water Works Co., Inc.	19	1,478

TOTAL COMMON STOCKS (cost $1,323,550)		1,429,814

Interest Rate	Maturity Date		Principal Amount (000)#
FOREIGN GOVERNMENT BONDS — 3.6%
Hellenic Republic Government Bond (Greece),
Bonds, RegS
3.000%	02/24/23	EUR	3	2,632
3.000%	02/24/24	EUR	3	2,575
3.000%	02/24/25	EUR	3	2,562
3.000%	02/24/26	EUR	3	2,500
3.000%	02/24/27	EUR	3	2,497
3.000%	02/24/28	EUR	3	2,397
3.000%	02/24/29	EUR	3	2,330
3.000%	02/24/30	EUR	3	2,290
3.000%	02/24/31	EUR	3	2,250
3.000%	02/24/32	EUR	3	2,216
3.000%	02/24/33	EUR	3	2,183
3.000%	02/24/34	EUR	3	2,159
3.000%	02/24/35	EUR	3	2,128
3.000%	02/24/36	EUR	3	2,110
3.000%	02/24/37	EUR	3	2,104
3.000%	02/24/38	EUR	3	2,097
3.000%	02/24/39	EUR	3	2,094
3.000%	02/24/40	EUR	3	2,096
3.000%	02/24/41	EUR	3	2,091
3.000%	02/24/42	EUR	3	2,099
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, RegS, 144A
2.875%	07/21/26	EUR	51	51,138
4.125%	04/14/27	EUR	48	51,814

TOTAL FOREIGN GOVERNMENT BONDS (cost $137,804)				148,362

TOTAL LONG-TERM INVESTMENTS (cost $1,461,354)				1,578,176

	Shares	Value
SHORT -TERM INVESTMENTS — 56.3%
UNAFFILIATED FUNDS — 16.0%
BlackRock Liquidity Funds FedFund Portfolio	327,441	$327,441
Goldman Sachs Financial Square Funds - Government Fund	327,441	327,441

TOTAL UNAFFILIATED FUNDS (cost $654,882)		654,882

Interest rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 40.3%
U.S. Treasury Bills
0.491%	05/04/17	282	281,832
0.495%	05/04/17	270	269,840
0.510%	04/06/17	282	281,986
0.531%	04/06/17	270	269,986
0.664%	06/01/17	552	551,365

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,655,026)			1,655,009

TOTAL SHORT-TERM INVESTMENTS (cost $2,309,908)			2,309,891

TOTAL INVESTMENTS — 94.7% (cost $3,771,262)			3,888,067
Other assets in excess of liabilities(z) — 5.3%			216,968

NET ASSETS — 100.0%			$4,105,035

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(n)	Rate shown reflects yield to maturity at purchase date.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
8	10 Year U.S. Ultra Treasury Bonds	Jun. 2017	$1,067,605	$1,071,125	$3,520
1	Mini MSCI Emerging Markets Index	Jun. 2017	48,069	48,070	1
2	TOPIX Index	Jun. 2017	276,883	271,715	(5,168)
1	Yen Denominated Nikkei 225 Index	Jun. 2017	84,992	85,152	160

					(1,487)

Short Positions:
5	10 Year Euro-Bund.	Jun. 2017	860,022	861,017	(995)
2	Euro STOXX 50 Index	Jun. 2017	70,920	73,097	(2,177)
1	Euro-BTP Italian Government Bond	Jun. 2017	139,298	139,421	(123)
7	S&P 500 E-Mini Index	Jun. 2017	825,267	825,720	(453)

					(3,748)

					$(5,235)

Commodity futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Short Position:
1	Brent Crude	Jun. 2017	$50,672	$53,530	$(2,858)

Cash and foreign currency of $85,378 has been segregated with Goldman Sachs & Co. to cover requirement for open futures contracts at March 31, 2017 .

Forward foreign currency exchange contracts outstanding at March 31, 2017:

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Purchase Contracts	Counterparty		(000)	Date	Value	(Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 04/20/17	Bank of America	GBP	3	$3,294	$3,306	$12
Expiring 04/20/17	Barclays Capital Group	GBP	3	3,792	3,806	14
Expiring 04/20/17	Commonwealth Bank of Australia	GBP	96	119,520	119,943	423
Expiring 04/20/17	UBS AG	GBP	24	29,980	30,086	106
Expiring 04/20/17	UBS AG	GBP	8	10,467	10,467	—
Chinese Renminbi,
Expiring 05/11/17	Barclays Capital Group	CNH	7,650	1,102,465	1,109,536	7,071
Expiring 05/11/17	Citigroup Global Markets	CNH	6,606	975,464	958,129	(17,335)
Expiring 05/11/17	Citigroup Global Markets	CNH	5,061	743,764	733,944	(9,820)
Expiring 05/11/17	Citigroup Global Markets	CNH	296	43,627	42,950	(677)
Expiring 05/11/17	JPMorgan Chase	CNH	9,715	1,379,942	1,408,955	29,013
Expiring 05/11/17	JPMorgan Chase	CNH	2,407	349,573	349,113	(460)
Expiring 05/11/17	JPMorgan Chase	CNH	3,557	525,327	515,915	(9,412)
Expiring 05/11/17	JPMorgan Chase	CNH	259	38,552	37,602	(950)
Expiring 05/11/17	JPMorgan Chase	CNH	204	30,202	29,560	(642)
Czech Koruna,
Expiring 02/01/18	Citigroup Global Markets	CZK	3,371	137,348	136,901	(447)
Expiring 02/01/18	Citigroup Global Markets	CZK	2,949	120,370	119,747	(623)
Expiring 02/01/18	Citigroup Global Markets	CZK	141	5,727	5,720	(7)
Euro,
Expiring 04/20/17	BNP Paribas	EUR	56	60,423	59,577	(846)
Expiring 04/20/17	Citigroup Global Markets	EUR	5	5,003	4,942	(61)
Expiring 04/20/17	Citigroup Global Markets	EUR	3	3,009	2,969	(40)
Expiring 04/20/17	UBS AG	EUR	8	8,327	8,220	(107)
Expiring 02/01/18	Citigroup Global Markets	EUR	2	2,048	2,056	8
Hong Kong Dollar,
Expiring 04/20/17	Citigroup Global Markets	HKD	37	4,706	4,701	(5)

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Purchase Contracts	Counterparty		(000)	Date	Value	(Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen,
Expiring 04/20/17	BNP Paribas	JPY	1,741	$15,587	$15,654	$67
Expiring 04/20/17	Citigroup Global Markets	JPY	222	2,004	1,999	(5)
Expiring 04/20/17	Goldman Sachs & Co.	JPY	2,007	17,968	18,046	78
Expiring 04/20/17	JPMorgan Chase	JPY	1,931	17,339	17,354	15
Expiring 04/20/17	JPMorgan Chase	JPY	428	3,831	3,848	17
Mexican Peso,
Expiring 04/20/17	JPMorgan Chase	MXN	3,275	170,765	174,403	3,638
Expiring 04/20/17	UBS AG	MXN	635	33,131	33,835	704
Turkish Lira,
Expiring 04/20/17	Citigroup Global Markets	TRY	638	175,139	174,535	(604)
Expiring 04/20/17	Citigroup Global Markets	TRY	19	5,323	5,315	(8)

				$6,144,017	$6,143,134	(883)

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Sale Contracts	Counterparty		(000)	Date	Value	(Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/20/17	Barclays Capital Group	AUD	143	$110,577	$109,490	$1,087
Expiring 04/20/17	Barclays Capital Group	AUD	9	6,704	6,699	5
Expiring 04/20/17	Citigroup Global Markets	AUD	8	5,914	5,856	58
Expiring 04/20/17	Goldman Sachs & Co.	AUD	83	63,620	62,994	626
Expiring 04/20/17	JPMorgan Chase	AUD	10	7,740	7,664	76
Expiring 04/20/17	UBS AG	AUD	77	59,640	59,055	585
Chinese Renminbi,
Expiring 05/11/17	Bank of America	CNH	413	62,015	59,899	2,116
Expiring 05/11/17	Citigroup Global Markets	CNH	10,216	1,523,429	1,481,663	41,766
Expiring 05/11/17	Citigroup Global Markets	CNH	3,353	493,618	486,278	7,340
Expiring 05/11/17	Citigroup Global Markets	CNH	3,343	492,430	484,822	7,608
Expiring 05/11/17	Citigroup Global Markets	CNH	142	20,275	20,556	(281)
Expiring 05/11/17	JPMorgan Chase	CNH	5,019	740,266	727,969	12,297
Expiring 05/11/17	JPMorgan Chase	CNH	5,019	738,143	727,969	10,174
Expiring 05/11/17	JPMorgan Chase	CNH	3,343	494,960	484,822	10,138
Expiring 05/11/17	JPMorgan Chase	CNH	2,580	379,646	374,193	5,453
Expiring 05/11/17	JPMorgan Chase	CNH	598	87,000	86,703	297
Expiring 05/11/17	JPMorgan Chase	CNH	579	80,918	83,928	(3,010)
Expiring 05/11/17	JPMorgan Chase	CNH	554	79,074	80,349	(1,275)
Expiring 05/11/17	JPMorgan Chase	CNH	597	88,108	86,554	1,554
Czech Koruna,
Expiring 02/01/18	Citigroup Global Markets	CZK	107	4,329	4,358	(29)
Danish Krone,
Expiring 04/20/17	UBS AG	DKK	127	18,554	18,291	263
Euro,
Expiring 04/20/17	Bank of America	EUR	5	5,612	5,535	77
Expiring 04/20/17	Barclays Capital Group	EUR	33	35,467	34,980	487
Expiring 04/20/17	BNP Paribas	EUR	22	24,261	23,928	333
Expiring 04/20/17	Citigroup Global Markets	EUR	338	366,463	361,376	5,087
Expiring 04/20/17	Commonwealth Bank of Australia	EUR	188	203,348	200,563	2,785
Expiring 04/20/17	Credit Suisse First Boston Corp.	EUR	17	18,510	18,255	255
Expiring 04/20/17	Goldman Sachs & Co.	EUR	18	19,686	19,502	184
Expiring 04/20/17	State Street Bank	EUR	19	20,458	20,178	280
Expiring 04/20/17	UBS AG	EUR	141	153,068	150,971	2,097
Expiring 04/20/17	UBS AG	EUR	56	59,672	59,600	72
Expiring 02/01/18	Citigroup Global Markets	EUR	125	135,744	135,327	417
Expiring 02/01/18	Citigroup Global Markets	EUR	109	118,964	118,370	594
Expiring 02/01/18	Citigroup Global Markets	EUR	5	5,013	5,000	13

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Hong Kong Dollar,
Expiring 04/20/17	JPMorgan Chase	HKD	57	$7,285	$7,286	$(1)
Japanese Yen,
Expiring 04/20/17	JPMorgan Chase	JPY	51,236	461,008	460,591	417
Mexican Peso,
Expiring 04/20/17	JPMorgan Chase	MXN	137	7,281	7,290	(9)
Swiss Franc,
Expiring 04/20/17	Bank of America	CHF	11	11,237	11,138	99
Expiring 04/20/17	Citigroup Global Markets	CHF	21	21,147	20,961	186
Expiring 04/20/17	UBS AG	CHF	11	11,286	11,186	100

				$7,242,470	$7,132,149	110,321

						$109,438

Total return swap agreements outstanding at March 31, 2017:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Barclays Capital Group	09/08/17	31	Pay fixed payments on the BCMSELEV Index and receive variable payments based on the 3 Month LIBOR +12bps	$(439)	$—	$(439)
Barclays Capital Group	09/08/17	12	Pay fixed payments on the BCMSELEV Index and receive variable payments based on the 3 Month LIBOR +12bps	(172)	—	(172)
BNP Paribas	03/29/18	20	Pay fixed payments on the MXWO0EE Index and receive variable payments based on the 3 Month LIBOR -10bps	(134)	—	(134)
Citigroup Global Markets	02/20/18	200	Pay fixed payments on the CGCBMCYC Index and receive variable payments based on the 3 Month LIBOR +12bps	(2,979)	—	(2,979)
Citigroup Global Markets	02/20/18	200	Pay fixed payments on the CGCBMCYC Index and receive variable payments based on the 3 Month LIBOR +12bps	(4,430)	—	(4,430)
Citigroup Global Markets	02/20/18	50	Pay fixed payments on the CGCBMCYC Index and receive variable payments based on the 3 Month LIBOR +12bps	(487)	—	(487)
Citigroup Global Markets	02/20/18	11	Pay fixed payments on the CGCBMCYC Index and receive variable payments based on the 3 Month LIBOR +12bps	(89)	—	(89)
Goldman Sachs & Co.	11/20/17	97	Pay fixed payments on the GSGLMCP3 Index and receive variable payments based on the 3 Month LIBOR -25bps	441	—	441
Goldman Sachs & Co.	11/20/17	11	Pay fixed payments on the GSGLMCP3 Index and receive variable payments based on the 3 Month LIBOR -25bps	158	—	158

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements (cont’d.):
JPMorgan Chase	11/16/17	90	Pay fixed payments on the JPGMIRON Index and receive variable payments based on the 3 Month LIBOR -17bps	$(127)	$—	$(127)
JPMorgan Chase	11/16/17	63	Pay fixed payments on the JPGMIRON Index and receive variable payments based on the 3 Month LIBOR -17bps	7,936	—	7,936
JPMorgan Chase	11/16/17	6	Pay fixed payments on the JPGMIRON Index and receive variable payments based on the 3 Month LIBOR -17bps	757	—	757
JPMorgan Chase	03/15/18	90	Pay fixed payments on the JPMSCBK4 Index and receive variable payments based on the 3 Month LIBOR +10bps	1,549	—	1,549
JPMorgan Chase	03/08/18	160	Pay fixed payments on the S5CPGS Index and receive variable payments based on the 3 Month LIBOR +19bps	911	—	911
JPMorgan Chase	03/08/18	7	Pay fixed payments on the S5CPGS Index and receive variable payments based on the 3 Month LIBOR +19bps	(20)	—	(20)

				$2,875	$—	$2,875

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$627,030	$802,784	$—
Foreign Government Bonds	—	148,362	—
U.S. Treasury Obligations	—	1,655,009	—
Unaffiliated Funds	654,882	—	—
Other Financial Instruments*
Futures Contracts	(5,235)	—	—
Commodity Futures Contracts	(2,858)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	109,438	—
OTC Total Return Swap Agreements	—	2,875	—

Total	$1,273,819	$2,718,468	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value
at 03/31/17
Commodity contracts	$(2,858)
Equity contracts	(4,762)
Foreign exchange contracts	109,438
Interest rate contracts	2,402

Total	$104,220

AST MULTI-SECTOR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 98.9%

BANK LOAN(c) — 0.3%

Technology Hardware, Storage & Peripherals
Dell International LLC, Term Loan (cost $24,400,565)	3.150%	12/31/18	25,000	$25,012,149

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.0%
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A3	4.095%	09/10/46	2,500	2,659,738
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%	05/10/47	7,370	7,617,920
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3	3.356%	07/10/47	20,000	20,356,392
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3	2.935%	04/10/48	15,000	14,757,020
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A3	3.497%	06/10/48	15,000	15,324,876
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3	3.515%	09/10/58	20,000	20,407,466
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A3	2.944%	05/10/49	20,000	19,544,714
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class A3	2.575%	08/10/49	17,500	16,538,526
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A3	3.050%	04/10/49	19,800	19,510,908
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A3	2.646%	07/10/49	35,000	33,359,578
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class A4	3.458%	12/10/49	5,500	5,581,411
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A3^	3.442%	04/14/50	20,000	20,199,148
Commercial Mortgage Trust, Series 2013-LC13, Class A4	3.916%	08/10/46	2,500	2,640,103
Commercial Mortgage Trust, Series 2014-CR15, Class A3	3.796%	02/10/47	8,000	8,356,041
Commercial Mortgage Trust, Series 2014-CR18, Class A4	3.550%	07/15/47	10,000	10,272,387
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%	11/10/47	23,000	23,280,301
Commercial Mortgage Trust, Series 2014-UBS4, Class A4	3.420%	08/10/47	20,000	20,313,490
Commercial Mortgage Trust, Series 2014-UBS6, Class A4	3.378%	12/10/47	2,000	2,022,830
Commercial Mortgage Trust, Series 2015-CR22, Class A4	3.048%	03/10/48	15,000	14,837,460
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.359%	10/10/48	17,000	17,136,435
Commercial Mortgage Trust, Series 2015-DC1, Class A4	3.078%	02/10/48	10,000	9,900,506
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%	07/10/48	17,000	17,271,051
Commercial Mortgage Trust, Series 2015-PC1, Class A4	3.620%	07/10/50	13,500	13,846,957
Commercial Mortgage Trust, Series 2016-COR1, Class A3	2.826%	10/10/49	25,000	24,054,460
Commercial Mortgage Trust, Series 2016-DC2, Class A4	3.497%	02/10/49	18,000	18,252,488
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A3	3.446%	08/15/48	19,000	19,288,582

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate			Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A3	3.544%		11/15/48	29,500	$30,024,206
DBJPM Mortgage Trust, Series 2016-C1, Class A3A	3.015%		05/10/49	10,000	9,861,145
DBJPM Mortgage Trust, Series 2016-C3, Class A4	2.632%		09/10/49	15,000	14,304,414
GS Mortgage Securities Trust, Series 2013-GC12, Class A3	2.860%		06/10/46	2,000	2,007,797
GS Mortgage Securities Trust, Series 2014-GC18, Class A3	3.801%		01/10/47	10,000	10,430,990
GS Mortgage Securities Trust, Series 2014-GC22, Class A4	3.587%		06/10/47	15,000	15,469,277
GS Mortgage Securities Trust, Series 2016-GS2, Class A3	2.791%		05/10/49	20,000	19,376,152
GS Mortgage Securities Trust, Series 2016-GS3, Class A3	2.592%		10/10/49	25,000	23,789,570
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A3	3.928%		01/15/47	10,000	10,568,756
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A3A1	3.538%		09/15/47	15,000	15,317,807
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A4	3.551%		07/15/48	18,000	18,374,173
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	211	213,981
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	2,000	2,015,934
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A3	2.559%		08/15/49	17,500	16,609,224
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A3	3.473%		12/15/47	22,000	22,426,950
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3	2.531%		08/15/49	10,000	9,427,974
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%	(c)	05/15/46	2,707	2,728,726
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%		08/15/50	15,000	15,397,746
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A3	3.368%		06/15/48	13,200	13,306,351
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A4	2.925%		04/15/50	15,000	14,676,443
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A3	2.674%		07/15/48	25,000	23,815,355
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A3	2.684%		10/15/49	35,000	33,258,943
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3	2.642%		11/15/49	20,000	18,988,982
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A4	3.766%		03/15/47	5,000	5,204,217

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $756,605,608)					744,925,901

CORPORATE BONDS — 87.7%

Aerospace & Defense — 0.5%
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.800%		03/01/45	10,790	10,133,062
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.070%		12/15/42	8,015	7,868,029
Lockheed Martin Corp., Sr. Unsec’d. Notes(a)	4.700%		05/15/46	4,550	4,928,351
Northrop Grumman Corp., Sr. Unsec’d. Notes	3.850%		04/15/45	3,080	2,899,503

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)
Northrop Grumman Corp., Sr. Unsec’d. Notes	4.750%	06/01/43	500	$538,682
Northrop Grumman Systems Corp., Gtd. Notes	7.875%	03/01/26	2,000	2,638,438
United Technologies Corp., Sr. Unsec’d. Notes	4.500%	06/01/42	10,350	10,954,067

				39,960,132

Agriculture — 1.0%
Altria Group, Inc., Gtd. Notes(a)	2.850%	08/09/22	8,580	8,597,426
Altria Group, Inc., Gtd. Notes	9.950%	11/10/38	501	833,134
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.950%	07/21/20	14,600	14,786,106
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	3.500%	02/11/23	15,483	15,611,385
Philip Morris International, Inc., Sr. Unsec’d. Notes(a)	2.000%	02/21/20	9,200	9,177,046
Philip Morris International, Inc., Sr. Unsec’d. Notes(a)	2.125%	05/10/23	4,580	4,367,772
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.125%	03/04/43	250	240,837
Philip Morris International, Inc., Sr. Unsec’d. Notes(a)	4.250%	11/10/44	950	939,793
Philip Morris International, Inc., Sr. Unsec’d. Notes(a)	4.375%	11/15/41	1,628	1,635,009
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.500%	03/20/42	1,000	1,018,284
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.875%	11/15/43	337	363,233
Reynolds American, Inc., Gtd. Notes(a)	5.700%	08/15/35	2,240	2,560,983
Reynolds American, Inc., Gtd. Notes	5.850%	08/15/45	6,490	7,621,888
Reynolds American, Inc., Gtd. Notes	6.875%	05/01/20	8,000	9,016,440
Reynolds American, Inc., Gtd. Notes	7.000%	08/04/41	3,275	3,915,511
Reynolds American, Inc., Gtd. Notes	8.125%	05/01/40	650	891,959

				81,576,806

Airlines — 1.5%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000%	01/15/27	4,871	5,027,549
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950%	07/15/24	9,397	9,994,638
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375%	11/01/28	18,552	18,180,972
American Airlines 2015-2 Class AA Pass-Through Trust, Pass-Through Certificates	3.600%	03/22/29	4,030	4,051,928
American Airlines 2016-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.575%	07/15/29	5,254	5,240,546
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983%	10/19/23	340	373,452
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821%	02/10/24	503	580,747
Delta Air Lines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750%	11/07/21	1,367	1,443,571
Delta Air Lines 2015-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.625%	01/30/29	4,916	5,010,582
Delta Air Lines, Inc.,Sr.Unsec’d. Notes	2.875%	03/13/20	14,910	15,030,705
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.625%	03/15/22	20,660	21,089,844
Northwest Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	7.027%	05/01/21	2,070	2,287,237

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Airlines (cont’d.)
United Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.300%		02/15/27	2,917	$3,037,142
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000%		10/11/27	4,118	4,267,761
United Airlines 2014-2 Class A Pass-Through Trust, Pass-Through Certificates(a)	3.750%		03/03/28	5,026	5,101,617
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875%		04/07/30	23,000	22,225,360
US Airways 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	3.950%		05/15/27	252	257,556

					123,201,207

Auto Manufacturers — 2.7%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.250%		03/02/20	15,135	15,125,737
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.875%		03/10/21	3,500	3,531,878
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.875%		09/15/21	1,359	1,422,961
Ford Motor Co., Sr. Unsec’d. Notes	4.750%		01/15/43	12,703	11,934,176
Ford Motor Co., Sr. Unsec’d. Notes(a)	5.291%		12/08/46	9,800	9,777,460
Ford Motor Co., Sr. Unsec’d. Notes	6.375%		02/01/29	2,870	3,285,140
Ford Motor Co., Sr. Unsec’d. Notes	6.625%		10/01/28	16,745	19,737,633
Ford Motor Co., Sr. Unsec’d. Notes	7.125%		11/15/25	2,700	3,253,446
Ford Motor Co., Sr. Unsec’d. Notes(a)	7.450%		07/16/31	9,116	11,498,175
Ford Motor Co., Sr. Unsec’d. Notes	7.750%		06/15/43	1,510	1,900,013
Ford Motor Co., Sr. Unsec’d. Notes	9.980%		02/15/47	2,300	3,513,314
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a).	3.219%		01/09/22	7,350	7,394,967
General Motors Co., Sr. Unsec’d. Notes.	4.000%		04/01/25	800	801,273
General Motors Co., Sr. Unsec’d. Notes(a)	6.250%		10/02/43	45,045	49,609,815
General Motors Co., Sr. Unsec’d. Notes(a)	6.600%		04/01/36	4,580	5,265,708
General Motors Financial Co., Inc., Gtd. Notes(a)	2.400%		04/10/18	8,300	8,342,413
General Motors Financial Co., Inc., Gtd. Notes(a)	3.150%		01/15/20	7,200	7,323,307
General Motors Financial Co., Inc., Gtd. Notes	3.200%		07/06/21	21,925	22,008,183
General Motors Financial Co., Inc., Gtd. Notes	3.700%		11/24/20	7,450	7,670,550
General Motors Financial Co., Inc., Gtd. Notes(a)	4.000%		10/06/26	11,360	11,195,541
General Motors Financial Co., Inc., Gtd. Notes	4.375%		09/25/21	5,000	5,257,850
General Motors Financial Co., Inc., Gtd. Notes	5.250%		03/01/26	11,130	11,958,194

					221,807,734

Auto Parts & Equipment — 0.5%
Delphi Automotive PLC, Gtd. Notes	3.150%		11/19/20	2,480	2,530,046
Delphi Corp. (United Kingdom), Gtd. Notes	4.150%		03/15/24	7,000	7,309,561
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.000%		04/29/20	7,915	8,132,663
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(a)	4.500%		04/29/22	14,230	14,816,988
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(a)	4.750%		04/29/25	10,000	10,350,000

					43,139,258

Banks — 8.7%
Bank of America Corp., Jr. Sub. Notes(a)	6.100%	(c)	12/29/49	6,300	6,674,849
Bank of America Corp., Jr. Sub. Notes(a)	6.250%	(c)	09/29/49	5,075	5,341,438
Bank of America Corp., Jr. Sub. Notes	6.300%	(c)	12/29/49	3,075	3,344,063
Bank of America Corp., Jr. Sub. Notes	6.500%	(c)	10/29/49	2,000	2,182,499

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Bank of America Corp., Jr. Sub. Notes	8.125%	(c)	12/29/49	4,000	$4,169,999
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	5,500	5,534,133
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.500%		04/19/26	24,700	24,357,411
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.875%		08/01/25	23,000	23,407,721
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	4.443%	(c)	01/20/48	31,300	31,502,323
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		01/21/44	24,525	26,727,419
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.875%		02/07/42	6,205	7,462,443
Bank of America Corp., Sub. Notes	6.110%		01/29/37	1,000	1,168,267
Bank of America Corp., Sub. Notes, MTN	3.950%		04/21/25	6,000	5,974,001
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25	11,225	11,213,180
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	5,710	5,814,590
Bank of America Corp., Sub. Notes, MTN	4.450%		03/03/26	8,630	8,850,462
Bank of New York Mellon Corp. (The), Jr. Sub. Notes	4.625%	(c)	12/29/49	11,245	10,795,199
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.650%		03/16/25	7,895	7,686,485
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		01/12/26	24,955	25,288,199
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.950%		01/10/47	6,480	6,472,956
BNP Paribas SA (France), Sr. Unsec’d. Notes, MTN, 144A	3.800%		01/10/24	8,110	8,070,472
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		03/09/27	975	969,115
Citigroup, Inc., Jr. Sub. Notes(a)	6.125%	(c)	12/29/49	7,500	7,912,500
Citigroup, Inc., Jr. Sub. Notes(a)	6.250%	(c)	12/29/49	3,960	4,271,850
Citigroup, Inc., Sr. Unsec’d. Notes	3.200%		10/21/26	30,550	29,223,000
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%		01/12/26	1,800	1,801,670
Citigroup, Inc., Sr. Unsec’d. Notes(a)	4.650%		07/30/45	4,185	4,360,218
Citigroup, Inc., Sr. Unsec’d. Notes	5.875%		01/30/42	8,365	10,141,609
Citigroup, Inc., Sr. Unsec’d. Notes	6.875%		02/15/98	2,825	3,566,190
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	2,000	2,935,334
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	5,400	5,502,152
Citigroup, Inc., Sub. Notes	4.450%		09/29/27	6,160	6,234,185
Citigroup, Inc., Sub. Notes	4.750%		05/18/46	17,795	17,579,289
Citigroup, Inc., Sub. Notes	5.500%		09/13/25	6,570	7,182,725
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, MTN	3.625%		09/09/24	1,000	1,015,113
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.750%		03/26/25	5,000	4,918,915
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800%		06/09/23	16,907	16,976,217
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, 144A	4.250%		10/14/21	14,198	14,551,147
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%		05/12/21	1,500	1,509,102
Discover Bank, Sr. Unsec’d. Notes	3.450%		07/27/26	2,205	2,116,661
Discover Bank, Sr. Unsec’d. Notes	4.200%		08/08/23	725	755,023
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes(a)	5.300%	(c)	12/29/49	5,250	5,348,438
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%	(c)	12/29/49	8,100	8,282,250
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes(a)	5.700%	(c)	12/29/49	3,325	3,437,718
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		11/16/26	9,640	9,424,228

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%		01/22/23	225	$230,656
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	3.750%		05/22/25	9,700	9,819,582
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		02/25/26	1,500	1,509,623
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	3.850%		01/26/27	11,500	11,556,086
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.750%		10/21/45	12,654	13,331,558
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	700	787,416
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	2,000	2,511,664
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN(a)	4.000%		03/03/24	3,400	3,525,076
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.800%		07/08/44	5,500	5,807,940
Goldman Sachs Group, Inc. (The), Sub. Notes(a)	5.150%		05/22/45	8,275	8,694,832
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	1,525	1,881,755
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%		03/14/24	5,000	5,073,335
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%		08/18/25	1,560	1,570,819
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.950%		03/29/27	9,010	9,031,318
JPMorgan Chase & Co., Jr. Sub. Notes	5.000%	(c)	12/29/49	7,000	7,078,750
JPMorgan Chase & Co., Jr. Sub. Notes	5.150%	(c)	12/29/49	1,800	1,815,750
JPMorgan Chase & Co., Jr. Sub. Notes	5.300%	(c)	12/29/49	6,990	7,243,388
JPMorgan Chase & Co., Jr. Sub. Notes	6.100%	(c)	10/29/49	6,000	6,340,500
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	(c)	12/29/49	4,400	4,559,500
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	4.260%	(c)	02/22/48	34,470	34,370,106
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.400%		01/06/42	250	291,379
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.600%		07/15/41	1,100	1,311,910
JPMorgan Chase & Co., Sub. Notes	4.125%		12/15/26	9,450	9,628,652
JPMorgan Chase & Co., Sub. Notes(a)	4.950%		06/01/45	1,980	2,086,053
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750%		01/11/27	10,000	9,830,710
Morgan Stanley, Jr. Sub. Notes	5.450%	(c)	07/29/49	3,675	3,741,518
Morgan Stanley, Jr. Sub. Notes(a)	5.550%	(c)	12/29/49	5,215	5,365,192
Morgan Stanley, Sr. Unsec’d. Notes	4.375%		01/22/47	22,700	22,716,435
Morgan Stanley, Sr. Unsec’d. Notes, GMTN(a)	3.700%		10/23/24	3,760	3,814,039
Morgan Stanley, Sr. Unsec’d. Notes, GMTN(a)	4.000%		07/23/25	15,405	15,884,850
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.875%		04/29/24	1,190	1,224,672
Morgan Stanley, Sr. Unsec’d. Notes, MTN	4.300%		01/27/45	6,945	6,869,431
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.375%		07/24/42	5,875	7,542,601
Morgan Stanley, Sub. Notes, MTN	4.100%		05/22/23	110	113,607
Morgan Stanley, Sub. Notes, MTN	4.875%		11/01/22	115	124,343
Morgan Stanley, Sub. Notes, MTN	5.000%		11/24/25	1,000	1,073,782
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.250%		09/21/22	2,000	2,081,934
People’s United Bank NA, Sub. Notes	4.000%		07/15/24	3,445	3,429,918
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.875%		09/12/23	4,000	3,942,240
State Street Corp., Jr. Sub. Notes	5.250%	(c)	12/29/49	5,005	5,242,738
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes,144A	2.650%		02/01/22	20,000	19,607,380
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	4.125%		09/24/25	27,265	27,726,297

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	4.125%	04/15/26	5,475	$5,565,666
Wells Fargo & Co., Sub. Notes, GMTN(a)	4.900%	11/17/45	7,060	7,360,947
Wells Fargo & Co., Sub. Notes, MTN	4.750%	12/07/46	18,425	18,823,330

				724,192,036

Beverages — 1.7%
Anheuser-Busch Cos. LLC (Belgium), Gtd. Notes	6.800%	08/20/32	665	901,793
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.000%	01/17/43	13,125	12,423,587
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes(a)	4.700%	02/01/36	23,680	25,052,469
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%	02/01/46	3,890	4,204,016
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	3.750%	07/15/42	5,770	5,284,229
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.000%	04/15/20	225	243,225
Coca-Cola Femsa SAB de CV (Mexico), Gtd. Notes	5.250%	11/26/43	2,400	2,638,955
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes,144A	4.750%	10/01/18	250	256,050
Constellation Brands, Inc., Gtd. Notes	4.250%	05/01/23	5,824	6,141,874
Dr Pepper Snapple Group, Inc., Gtd. Notes	4.500%	11/15/45	17,400	17,304,839
Heineken NV (Netherlands), Sr. Unsec’d. Notes, 144A	4.350%	03/29/47	8,680	8,698,792
PepsiCo, Inc., Sr. Unsec’d. Notes	3.450%	10/06/46	29,900	27,052,683
PepsiCo, Inc., Sr. Unsec’d. Notes(a)	4.450%	04/14/46	13,925	14,816,075
PepsiCo, Inc., Sr. Unsec’d. Notes	4.600%	07/17/45	12,645	13,753,688

				138,772,275

Biotechnology — 1.6%
Amgen, Inc., Sr. Unsec’d. Notes(a)	3.625%	05/22/24	6,000	6,148,907
Amgen, Inc., Sr. Unsec’d. Notes	3.875%	11/15/21	500	526,239
Amgen, Inc., Sr. Unsec’d. Notes(a)	4.400%	05/01/45	13,943	13,533,647
Amgen, Inc., Sr. Unsec’d. Notes	4.663%	06/15/51	21,773	21,786,543
Amgen, Inc., Sr. Unsec’d. Notes	4.950%	10/01/41	2,270	2,362,945
Baxalta, Inc., Gtd. Notes(a)	5.250%	06/23/45	4,890	5,340,780
Biogen, Inc., Sr. Unsec’d. Notes	5.200%	09/15/45	8,515	9,205,592
Celgene Corp., Sr. Unsec’d. Notes	4.625%	05/15/44	6,837	6,780,875
Celgene Corp., Sr. Unsec’d. Notes(a)	5.000%	08/15/45	6,150	6,437,297
Celgene Corp., Sr. Unsec’d. Notes	5.250%	08/15/43	16,964	17,828,044
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.650%	03/01/26	12,295	12,406,589
Gilead Sciences, Inc., Sr. Unsec’d. Notes(a)	3.700%	04/01/24	1,400	1,438,111
Gilead Sciences, Inc., Sr. Unsec’d. Notes(a)	4.150%	03/01/47	1,035	965,213
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.500%	02/01/45	9,770	9,638,339
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.750%	03/01/46	1,915	1,953,285
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.800%	04/01/44	11,485	11,863,281

				128,215,687

Building Materials — 0.9%
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes.	4.000%	06/15/25	14,000	14,473,760
Griffon Corp., Gtd. Notes	5.250%	03/01/22	2,900	2,900,000
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.625%	07/02/44	2,381	2,442,892

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials (cont’d.)
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.950%	07/02/64	9,970	$10,161,354
Johnson Controls International PLC, Sr. Unsec’d. Notes	5.125%	09/14/45	12,450	13,767,073
Macmillan Bloedel Pembroke LP (Canada), Sr. Unsec’d. Notes	7.700%	02/15/26	1,500	1,860,380
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250%	07/02/24	1,125	1,161,684
Owens Corning, Gtd. Notes	4.200%	12/15/22	1,626	1,700,775
Owens Corning, Gtd. Notes	4.200%	12/01/24	4,868	5,015,349
Owens Corning, Gtd. Notes	7.000%	12/01/36	9,000	11,008,566
Owens Corning, Gtd. Notes	9.000%	06/15/19	5,000	5,650,435
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(a)(g)	5.375%	11/15/24	6,150	6,230,687

				76,372,955

Chemicals — 4.1%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	1,350	1,353,653
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.125%	03/15/35	3,000	2,874,639
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.900%	06/01/43	1,200	1,246,787
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	5.250%	01/15/45	1,300	1,410,301
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	6.125%	01/15/41	4,700	5,511,051
Albemarle Corp., Sr. Unsec’d. Notes	4.150%	12/01/24	4,773	4,962,059
Ashland LLC, Gtd. Notes	3.875%	04/15/18	6,050	6,140,749
Ashland LLC, Gtd. Notes(a)	4.750%	08/15/22	6,031	6,242,085
Ashland LLC, Gtd. Notes	6.875%	05/15/43	4,000	4,279,999
Celanese US Holdings LLC, Gtd. Notes	4.625%	11/15/22	16,313	17,287,147
CF Industries, Inc., Gtd. Notes	4.950%	06/01/43	7,918	6,710,505
CF Industries, Inc., Gtd. Notes	5.150%	03/15/34	4,460	4,170,100
CF Industries, Inc., Gtd. Notes(a)	6.875%	05/01/18	1,600	1,668,000
CF Industries, Inc., Sr. Unsec’d. Notes	5.375%	03/15/44	30,015	26,188,088
Chemtura Corp., Gtd. Notes(a)	5.750%	07/15/21	1,000	1,033,750
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125%	11/15/21	12,265	13,013,545
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	2,705	2,869,083
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	4.375%	11/15/42	16,018	15,744,525
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%	10/01/44	5,433	5,572,003
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%	11/15/41	14,258	15,614,791
Dow Chemical Co. (The), Sr. Unsec’d. Notes	7.375%	11/01/29	3,732	5,057,543
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	800	1,261,422
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	2.800%	02/15/23	900	890,906
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	4.900%	01/15/41	3,300	3,563,155
Eastman Chemical Co., Sr. Unsec’d. Notes	3.600%	08/15/22	5,689	5,873,676
Eastman Chemical Co., Sr. Unsec’d. Notes	4.650%	10/15/44	30,250	30,444,266
Eastman Chemical Co., Sr. Unsec’d. Notes	4.800%	09/01/42	9,200	9,433,570
INVISTA Finance LLC, Sr. Sec’d. Notes, 144A(g)	4.250%	10/15/19	9,400	9,658,500
LYB International Finance BV, Gtd. Notes	4.875%	03/15/44	5,550	5,749,212
LYB International Finance BV, Gtd. Notes	5.250%	07/15/43	27,110	29,311,766
LYB International Finance II BV, Gtd. Notes	3.500%	03/02/27	18,665	18,317,140
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%	02/26/55	26,849	25,163,312
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21	5,800	6,566,371
Methanex Corp. (Canada), Sr. Unsec’d. Notes	3.250%	12/15/19	5,300	5,337,254
Methanex Corp. (Canada), Sr. Unsec’d. Notes	5.250%	03/01/22	3,100	3,247,870
Methanex Corp. (Canada), Sr. Unsec’d. Notes	5.650%	12/01/44	5,000	4,781,300
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	5.875%	09/17/44	2,100	2,058,000

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Monsanto Co., Sr. Unsec’d. Notes	3.600%	07/15/42	1,000	$849,061
Monsanto Co., Sr. Unsec’d. Notes	4.700%	07/15/64	4,550	4,256,812
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	9,175	9,446,929
PPG Industries, Inc., Sr. Unsec’d. Notes	3.600%	11/15/20	2,000	2,093,704
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450%	08/01/25	2,980	2,992,611
Syngenta Finance NV (Switzerland), Gtd. Notes	4.375%	03/28/42	4,440	3,976,606
Union Carbide Corp., Sr. Unsec’d. Notes	7.750%	10/01/96	500	633,200
W.R. Grace & Co.-Conn, Gtd. Notes, 144A(a)	5.125%	10/01/21	1,400	1,468,250

				336,325,296

Commercial Services — 1.5%
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22	725	753,999
Block Financial LLC, Gtd. Notes	4.125%	10/01/20	7,100	7,267,801
Cleveland Clinic Foundation (The), Unsec’d. Notes	4.858%	01/01/2114	2,875	2,783,503
Ecolab, Inc., Sr. Unsec’d. Notes	5.500%	12/08/41	2,453	2,899,394
ERAC USA Finance LLC, Gtd. Notes, 144A(g)	2.800%	11/01/18	1,800	1,821,906
ERAC USA Finance LLC, Gtd. Notes, 144A(g)	3.300%	10/15/22	13,000	13,084,370
ERAC USA Finance LLC, Gtd. Notes, 144A(g)	3.300%	12/01/26	8,800	8,429,582
ERAC USA Finance LLC, Gtd. Notes, 144A	4.200%	11/01/46	28,800	26,186,141
ERAC USA Finance LLC, Gtd. Notes, 144A(g)	4.500%	02/15/45	3,175	3,035,687
ERAC USA Finance LLC, Gtd. Notes, 144A(g)	5.625%	03/15/42	1,000	1,102,527
ERAC USA Finance LLC, Gtd. Notes, 144A(g)	6.700%	06/01/34	1,000	1,213,697
ERAC USA Finance LLC, Gtd. Notes, 144A(g)	7.000%	10/15/37	3,623	4,579,077
Massachusetts Institute of Technology, Unsec’d. Notes	3.885%	07/01/2116	370	321,396
Massachusetts Institute of Technology, Unsec’d. Notes	4.678%	07/01/2114	12,715	13,133,209
Northwestern University, Unsec’d. Notes	4.643%	12/01/44	2,800	3,177,306
Novant Health, Inc., Unsec’d. Notes	4.371%	11/01/43	2,150	2,157,654
President and Fellows of Harvard College, Sr. Unsec’d. Notes	4.875%	10/15/40	960	1,160,553
Service Corp. International, Sr. Unsec’d. Notes	7.625%	10/01/18	3,000	3,232,500
Total System Services, Inc., Sr. Unsec’d. Notes	3.800%	04/01/21	3,280	3,393,258
United Rentals North America, Inc., Gtd. Notes	5.500%	07/15/25	5,000	5,150,000
United Rentals North America, Inc., Gtd. Notes	5.875%	09/15/26	4,000	4,170,000
University of Pennsylvania, Sr. Unsec’d. Notes	4.674%	09/01/2112	6,976	7,032,499
William Marsh Rice University, Unsec’d. Notes	3.774%	05/15/55	7,000	6,654,228

				122,740,287

Computers — 1.6%
Apple, Inc., Sr. Unsec’d. Notes	3.250%	02/23/26	16,175	16,339,856
Apple, Inc., Sr. Unsec’d. Notes	3.450%	02/09/45	25,666	22,877,209
Apple, Inc., Sr. Unsec’d. Notes	3.850%	05/04/43	16,008	15,336,416
Apple, Inc., Sr. Unsec’d. Notes	3.850%	08/04/46	2,700	2,575,627
Apple, Inc., Sr. Unsec’d. Notes	4.250%	02/09/47	7,745	7,869,222
Apple,Inc., Sr. Unsec’d. Notes	4.650%	02/23/46	30,995	33,257,697
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	8,475	8,684,434
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420%	06/15/21	7,210	7,539,821
Everett Spinco, Inc., Sr. Unsec’d. Notes, 144A	4.250%	04/15/24	5,000	5,084,135
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	6.350%	10/15/45	4,965	5,112,744
International Business Machines Corp., Sr. Unsec’d. Notes	3.375%	08/01/23	900	933,673

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers (cont’d.)
International Business Machines Corp., Sr. Unsec’d. Notes	3.625%	02/12/24	360	$376,931
NCR Corp., Gtd. Notes	6.375%	12/15/23	500	526,250
Seagate HDD Cayman, Gtd. Notes	3.750%	11/15/18	800	820,000
Western Digital Corp., Sr. Sec’d. Notes, 144A(a)	7.375%	04/01/23	6,800	7,454,500

				134,788,515

Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%	05/15/19	15,157	15,563,253
CIT Group, Inc., Sr. Unsec’d. Notes	3.875%	02/19/19	1,200	1,228,500
CIT Group, Inc., Sr. Unsec’d. Notes, 144A(a)	5.500%	02/15/19	300	315,375
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.418%	11/15/35	2,736	2,889,090
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875%	04/15/18	18,000	18,351,468
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%	01/20/43	5,450	5,911,828
Legg Mason, Inc., Sr. Unsec’d. Notes	5.625%	01/15/44	6,600	6,735,181
Navient Corp., Sr. Unsec’d. Notes, MTN(a)	4.875%	06/17/19	1,755	1,796,681
Navient Corp., Sr. Unsec’d. Notes, MTN(a)	5.500%	01/15/19	6,000	6,216,000
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20	3,250	3,530,313
Navient Corp., Sr. Unsec’d. Notes, MTN(a)	8.450%	06/15/18	7,100	7,561,500
Synchrony Financial, Sr. Unsec’d. Notes	2.600%	01/15/19	12,135	12,229,774
Synchrony Financial, Sr. Unsec’d. Notes	3.700%	08/04/26	1,535	1,488,196
Synchrony Financial, Sr. Unsec’d. Notes	4.250%	08/15/24	3,525	3,610,495
Synchrony Financial, Sr. Unsec’d. Notes	4.500%	07/23/25	1,000	1,026,240

				88,453,894

Diversified Machinery — 0.0%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	3,000	3,256,983

Electric — 10.2%
AEP Texas, Inc., Sr. Unsec’d. Notes, 144A	3.850%	10/01/25	7,145	7,392,810
AEP Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	3.100%	12/01/26	1,000	987,331
AEP Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	4.000%	12/01/46	5,000	4,977,299
AES Corp., Sr. Unsec’d. Notes(a)	4.875%	05/15/23	750	746,249
Alabama Power Co., Sr. Unsec’d. Notes	4.150%	08/15/44	4,500	4,498,533
Ameren Illinois Co., Sr. Sec’d. Notes	4.150%	03/15/46	7,760	8,023,545
Appalachian Power Co., Sr. Unsec’d. Notes	4.450%	06/01/45	6,600	6,837,679
Arizona Public Service Co., Sr. Unsec’d. Notes(a)	4.350%	11/15/45	9,065	9,369,947
Arizona Public Service Co., Sr. Unsec’d. Notes	4.700%	01/15/44	2,550	2,734,671
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.350%	07/01/23	325	332,989
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes(a)	4.500%	02/01/45	8,150	8,477,255
Black Hills Corp., Sr. Unsec’d. Notes	2.500%	01/11/19	4,800	4,823,722
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	4.500%	04/01/44	2,300	2,519,770
CMS Energy Corp., Sr. Unsec’d. Notes	3.875%	03/01/24	9,250	9,545,464
CMS Energy Corp., Sr. Unsec’d. Notes	4.875%	03/01/44	4,495	4,786,096
Commonwealth Edison Co., First Mortgage	3.650%	06/15/46	15,470	14,488,862
Commonwealth Edison Co., First Mortgage	3.700%	03/01/45	6,751	6,379,769
Commonwealth Edison Co., First Mortgage	3.800%	10/01/42	1,465	1,411,571
Commonwealth Edison Co., First Mortgage	4.350%	11/15/45	4,655	4,872,556
Commonwealth Edison Co., First Mortgage	4.600%	08/15/43	2,000	2,169,434
Commonwealth Edison Co., First Mortgage	4.700%	01/15/44	925	1,009,428

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	3.850%	06/15/46	11,500	$11,043,600
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes(a)	4.300%	12/01/56	1,785	1,792,304
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes(a)	4.450%	03/15/44	8,000	8,439,288
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	5.700%	06/15/40	2,120	2,589,141
Consumers Energy Co., First Mortgage	3.250%	08/15/46	3,940	3,510,828
Consumers Energy Co., First Mortgage	4.350%	08/31/64	6,520	6,474,497
Delmarva Power & Light Co., First Mortgage	3.500%	11/15/23	8,800	9,106,909
Dominion Resources, Inc., Jr. Sub. Notes	2.962%	07/01/19	4,375	4,437,160
Dominion Resources, Inc., Sr. Unsec’d. Notes(a)	4.700%	12/01/44	1,625	1,674,824
Dominion Resources, Inc., Sr. Unsec’d. Notes	4.900%	08/01/41	8,810	9,308,514
DTE Electric Co., General Ref. Mortgage	3.700%	03/15/45	17,700	16,989,522
DTE Electric Co., General Ref. Mortgage	3.950%	06/15/42	5,800	5,683,217
DTE Electric Co., General Ref. Mortgage	4.000%	04/01/43	525	530,283
DTE Electric Co., General Ref. Mortgage	4.300%	07/01/44	5,625	5,914,688
DTE Energy Co., Sr. Unsec’d. Notes	3.850%	12/01/23	5,000	5,169,840
Duke Energy Carolinas LLC, First Mortgage	4.250%	12/15/41	12,900	13,353,899
Duke Energy Carolinas LLC, First Mortgage	6.050%	04/15/38	2,505	3,200,884
Duke Energy Carolinas LLC, First Ref. Mortgage	2.950%	12/01/26	14,955	14,711,966
Duke Energy Carolinas LLC, First Ref. Mortgage	3.750%	06/01/45	10,410	9,938,271
Duke Energy Corp., Sr. Unsec’d. Notes	3.750%	09/01/46	3,740	3,357,649
Duke Energy Corp., Sr. Unsec’d. Notes	3.950%	10/15/23	1,200	1,256,371
Duke Energy Florida LLC, First Mortgage	3.400%	10/01/46	10,280	9,223,021
Duke Energy Indiana LLC, First Mortgage	4.900%	07/15/43	400	448,877
Duke Energy Ohio, Inc., First Mortgage	3.700%	06/15/46	8,015	7,497,055
Duke Energy Ohio, Inc., First Mortgage	3.800%	09/01/23	1,500	1,580,840
Duke Energy Progress LLC, First Mortgage	3.700%	10/15/46	10,295	9,840,671
Duke Energy Progress LLC, First Mortgage	4.100%	03/15/43	1,200	1,202,311
Duke Energy Progress LLC, First Mortgage	4.150%	12/01/44	4,802	4,876,301
Duke Energy Progress LLC, First Mortgage	5.700%	04/01/35	500	602,420
El Paso Electric Co., Sr. Unsec’d. Notes	5.000%	12/01/44	4,800	5,092,358
Emera US Finance LP (Canada), Gtd. Notes	4.750%	06/15/46	24,275	24,494,907
Exelon Corp., Sr. Unsec’d. Notes	4.450%	04/15/46	5,390	5,340,223
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	2.950%	01/15/20	3,005	3,046,301
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	5.750%	10/01/41	5,000	4,862,395
Exelon Generation Co. LLC, Sr. Unsec’d. Notes(a)	6.250%	10/01/39	15,000	15,554,925
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes,144A	5.450%	07/15/44	3,150	3,440,770
Florida Power & Light Co., First Mortgage	3.250%	06/01/24	3,575	3,672,873
Florida Power & Light Co., First Mortgage	4.050%	10/01/44	7,550	7,703,794
Fortis, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.055%	10/04/26	11,450	10,710,742
Great Plains Energy, Inc., Sr. Unsec’d. Notes(a)	4.850%	04/01/47	21,930	22,481,956
Indiana Michigan Power Co., Sr. Unsec’d. Notes	4.550%	03/15/46	7,235	7,642,186
Indianapolis Power & Light Co., First Mortgage, 144A	4.700%	09/01/45	13,200	13,903,177
Interstate Power & Light Co., Sr. Unsec’d. Notes	4.700%	10/15/43	675	719,852
ITC Holdings Corp., Sr. Unsec’d. Notes	3.250%	06/30/26	10,295	10,000,975
ITC Holdings Corp., Sr. Unsec’d. Notes	5.300%	07/01/43	1,000	1,112,650
Jersey Central Power & Light Co., Sr. Unsec’d. Notes,144A	4.700%	04/01/24	1,000	1,067,691
Kansas Gas & Electric Co., First Mortgage, 144A	4.300%	07/15/44	2,000	2,039,308
Kentucky Utilities Co., First Mortgage	4.375%	10/01/45	960	1,006,999
Kentucky Utilities Co., First Mortgage	4.650%	11/15/43	675	732,634

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Louisville Gas & Electric Co., First Mortgage	4.375%	10/01/45	9,500	$9,910,277
Metropolitan Edison Co., Sr. Unsec’d. Notes, 144A	4.000%	04/15/25	10,000	10,083,710
MidAmerican Energy Co., First Mortgage	4.400%	10/15/44	16,080	17,080,031
MidAmerican Energy Co., First Mortgage	4.800%	09/15/43	2,900	3,254,131
Monongahela Power Co., First Mortgage, 144A	4.100%	04/15/24	2,575	2,700,292
New York State Electric & Gas Corp., Sr. Unsec’d. Notes, 144A	3.250%	12/01/26	8,110	8,067,682
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%	06/15/23	1,325	1,345,133
Northern States Power Co., First Mortgage	3.400%	08/15/42	8,450	7,764,663
Northern States Power Co., First Mortgage	3.600%	05/15/46	17,056	16,022,116
Northern States Power Co., First Mortgage	4.000%	08/15/45	4,830	4,847,233
Northern States Power Co., First Mortgage	4.125%	05/15/44	8,520	8,682,826
NRG Energy, Inc., Gtd. Notes, 144A	6.625%	01/15/27	2,000	1,995,000
NRG Energy, Inc., Gtd. Notes(a)	7.250%	05/15/26	6,425	6,617,750
Ohio Edison Co., First Mortgage	8.250%	10/15/38	2,722	3,973,195
Oklahoma Gas & Electric Co., Sr. Unsec’d. Notes	4.000%	12/15/44	9,000	8,639,037
Oklahoma Gas & Electric Co., Sr. Unsec’d. Notes	4.150%	04/01/47	3,655	3,645,877
Oklahoma Gas & Electric Co., Sr. Unsec’d. Notes	4.550%	03/15/44	1,325	1,381,699
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	2.950%	03/01/26	9,390	9,155,372
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.400%	08/15/24	10,075	10,257,962
Pacific Gas & Electric Co., Sr. Unsec’d. Notes(a)	4.000%	12/01/46	20,000	19,644,800
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.600%	06/15/43	4,600	4,915,491
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.750%	02/15/44	2,275	2,498,935
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	5.125%	11/15/43	12,215	14,014,208
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	6.050%	03/01/34	3,000	3,755,745
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	6.250%	03/01/39	2,175	2,830,758
PECO Energy Co., First Ref. Mortgage	4.800%	10/15/43	1,575	1,730,912
PPL Capital Funding, Inc., Gtd. Notes	4.700%	06/01/43	800	814,477
PPL Capital Funding, Inc., Gtd. Notes	5.000%	03/15/44	7,475	7,904,506
PPL Electric Utilities Corp., First Mortgage	4.125%	06/15/44	4,450	4,504,352
PPL Electric Utilities Corp., First Mortgage	6.250%	05/15/39	500	644,874
Progress Energy, Inc., Sr. Unsec’d. Notes	7.000%	10/30/31	23,950	31,541,839
Progress Energy, Inc., Sr. Unsec’d. Notes	7.750%	03/01/31	8,824	12,288,099
Public Service Co. of Colorado, First Mortgage	3.550%	06/15/46	4,690	4,268,955
Public Service Co. of Colorado, First Mortgage	4.300%	03/15/44	165	173,104
Public Service Co. of New Hampshire, First Mortgage	3.500%	11/01/23	4,250	4,376,374
Public Service Electric & Gas Co., First Mortgage, MTN	3.750%	03/15/24	2,900	3,025,721
Public Service Electric & Gas Co., First Mortgage, MTN	4.000%	06/01/44	2,000	1,977,948
Public Service Electric & Gas Co., First Ref. Mortgage, MTN	3.950%	05/01/42	2,000	1,990,670
Puget Energy, Inc., Sr. Sec’d. Notes	3.650%	05/15/25	16,900	16,751,973
Puget Sound Energy, Inc., Sr. Sec’d. Notes	4.434%	11/15/41	1,787	1,861,798
San Diego Gas & Electric Co., First Mortgage	5.350%	05/15/40	773	914,127
South Carolina Electric & Gas Co., First Mortgage(a)	4.500%	06/01/64	13,545	13,105,438
Southern California Edison Co., First Mortgage	3.600%	02/01/45	4,330	4,090,274
Southern California Edison Co., First Ref. Mortgage	4.000%	04/01/47	28,115	28,111,626
Southern California Edison Co., First Ref. Mortgage	4.050%	03/15/42	2,600	2,633,582
Southern California Edison Co., First Ref. Mortgage	4.650%	10/01/43	950	1,048,513

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Southern Co. (The), Sr. Unsec’d. Notes	4.250%		07/01/36	15,000	$14,567,790
Southern Power Co., Sr. Unsec’d. Notes	5.250%		07/15/43	1,000	1,027,430
Southwestern Public Service Co., First Mortgage	4.500%		08/15/41	550	584,904
Tampa Electric Co., Sr. Unsec’d. Notes	4.350%		05/15/44	7,325	7,261,302
Toledo Edison Co. (The), Sr. Sec’d. Notes	6.150%		05/15/37	1,997	2,406,786
Tri-State Generation & Transmission Association, Inc., First Mortgage	4.250%		06/01/46	11,770	11,240,915
Union Electric Co., Sr. Sec’d. Notes	3.650%		04/15/45	9,175	8,702,332
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.200%		05/15/45	8,500	8,656,919
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.450%		02/15/44	5,150	5,433,492
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.650%		08/15/43	2,000	2,173,870
Westar Energy, Inc., First Mortgage	4.100%		04/01/43	3,775	3,786,665
Westar Energy, Inc., First Mortgage	4.125%		03/01/42	3,010	3,038,595
Westar Energy, Inc., First Mortgage	4.250%		12/01/45	4,365	4,366,488
Westar Energy, Inc., First Mortgage	4.625%		09/01/43	2,780	2,940,039
Wisconsin Electric Power Co., Sr. Unsec’d. Notes	4.250%		06/01/44	3,850	3,866,940
Wisconsin Public Service Corp., Sr. Unsec’d. Notes	4.752%		11/01/44	5,000	5,552,600
Xcel Energy, Inc., Sr. Unsec’d. Notes	3.350%		12/01/26	5,145	5,144,259

					842,361,258

Electrical Components & Equipment — 0.0%
General Cable Corp.,Gtd.Notes(a)	5.750%	(c)	10/01/22	750	732,135

Electronics — 0.7%
Amphenol Corp., Sr. Unsec’d. Notes	2.550%		01/30/19	4,500	4,557,761
Fortive Corp., Sr. Unsec’d. Notes, 144A	4.300%		06/15/46	13,160	13,074,381
Koninklijke Philips NV (Netherlands), Sr. Unsec’d. Notes	5.000%		03/15/42	9,216	9,668,331
Koninklijke Philips NV (Netherlands), Sr. Unsec’d. Notes	6.875%		03/11/38	6,920	8,824,197
Tyco Electronics Group SA (Switzerland), Gtd. Notes	2.375%		12/17/18	1,350	1,362,015
Tyco Electronics Group SA (Switzerland), Gtd. Notes	3.500%		02/03/22	8,100	8,345,835
Tyco Electronics Group SA (Switzerland), Gtd. Notes	7.125%		10/01/37	8,475	11,099,936

					56,932,456

Entertainment — 0.1%
Cinemark USA, Inc., Gtd. Notes	4.875%		06/01/23	1,000	1,010,500
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%		11/01/20	7,015	7,342,601

					8,353,101

Environmental Control — 0.0%
Clean Harbors, Inc., Gtd. Notes	5.250%		08/01/20	3,000	3,053,340

Foods — 1.6%
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%		06/15/23	1,350	1,360,125
JM Smucker Co. (The), Gtd. Notes(a)	2.500%		03/15/20	1,495	1,510,047
JM Smucker Co. (The), Gtd. Notes	3.000%		03/15/22	1,510	1,530,879
JM Smucker Co. (The), Gtd. Notes	4.375%		03/15/45	8,500	8,480,263
Kellogg Co., Sr. Unsec’d. Notes(a)	4.500%		04/01/46	3,895	3,816,664
Koninklijke Ahold Delhaize NV (Netherlands), Gtd. Notes	5.700%		10/01/40	11,690	13,326,460
Kraft Heinz Foods Co., Gtd. Notes	3.000%		06/01/26	3,370	3,166,934

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods (cont’d.)
Kraft Heinz Foods Co., Gtd. Notes	4.375%	06/01/46	19,550	$18,345,779
Kraft Heinz Foods Co., Gtd. Notes	5.000%	07/15/35	16,515	17,152,116
Kraft Heinz Foods Co., Gtd. Notes	5.200%	07/15/45	4,975	5,192,666
Kraft Heinz Foods Co., Gtd. Notes	6.500%	02/09/40	500	600,485
Kraft Heinz Foods Co., Gtd. Notes	6.750%	03/15/32	8,633	10,525,837
Kraft Heinz Foods Co., Gtd. Notes, 144A	7.125%	08/01/39	10,275	13,026,943
Kroger Co. (The), Gtd. Notes	7.700%	06/01/29	4,400	5,901,108
Kroger Co. (The), Sr. Unsec’d. Notes	3.875%	10/15/46	5,820	5,223,572
Kroger Co. (The), Sr. Unsec’d. Notes	5.000%	04/15/42	1,150	1,204,569
Kroger Co. (The), Sr. Unsec’d. Notes	5.150%	08/01/43	450	482,297
Sysco Corp., Gtd. Notes.	3.750%	10/01/25	7,600	7,755,868
Sysco Corp., Gtd. Notes.	4.500%	04/01/46	4,255	4,252,626
Sysco Corp., Gtd. Notes(a)	4.850%	10/01/45	1,585	1,675,640
Sysco Corp., Gtd. Notes	5.375%	09/21/35	8,000	8,968,632
Tyson Foods, Inc., Gtd. Notes	5.150%	08/15/44	1,075	1,126,778

				134,626,288

Forest Products & Paper — 1.0%
Georgia-Pacific LLC, Sr. Unsec’d. Notes(g)	7.250%	06/01/28	2,960	3,839,061
Georgia-Pacific LLC, Sr. Unsec’d. Notes(g)	7.375%	12/01/25	3,300	4,178,130
Georgia-Pacific LLC, Sr. Unsec’d. Notes(g)	7.750%	11/15/29	8,300	11,523,670
International Paper Co., Sr. Unsec’d. Notes	3.000%	02/15/27	2,785	2,603,691
International Paper Co., Sr. Unsec’d. Notes	4.800%	06/15/44	36,172	36,017,148
International Paper Co., Sr. Unsec’d. Notes	5.000%	09/15/35	965	1,024,378
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	11,290	13,070,207
International Paper Co., Sr. Unsec’d. Notes	7.300%	11/15/39	2,080	2,685,060
International Paper Co., Sr. Unsec’d. Notes	9.375%	05/15/19	10,000	11,487,580

				86,428,925

Gas — 0.5%
Atmos Energy Corp., Sr. Unsec’d. Notes	4.125%	10/15/44	4,320	4,333,565
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%	11/01/43	925	972,201
NiSource Finance Corp., Gtd. Notes	4.800%	02/15/44	10,310	10,837,738
NiSource Finance Corp., Gtd. Notes	5.650%	02/01/45	3,000	3,508,923
NiSource Finance Corp., Gtd. Notes	6.125%	03/01/22	5,200	5,956,163
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.640%	11/01/46	5,555	4,967,148
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	4.650%	08/01/43	350	365,418
Southern California Gas Co., First Mortgage	4.450%	03/15/44	2,500	2,623,843
Southern Co.Gas Capital Corp., Gtd. Notes	3.950%	10/01/46	5,520	5,008,964
Southern Co.Gas Capital Corp., Gtd. Notes	4.400%	06/01/43	750	737,635
Southwest Gas Corp., Sr. Unsec’d. Notes	4.875%	10/01/43	5,000	5,283,655

				44,595,253

Healthcare-Products — 0.9%
Abbott Laboratories, Sr. Unsec’d. Notes	2.350%	11/22/19	1,900	1,907,876
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%	11/30/21	3,400	3,414,875
Abbott Laboratories, Sr. Unsec’d. Notes	3.875%	09/15/25	3,015	3,063,385
Becton Dickinson and Co., Sr. Unsec’d. Notes	6.000%	05/15/39	2,500	2,938,843
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	2.875%	10/15/18	1,475	1,494,604
Medtronic, Inc.,Gtd. Notes	4.375%	03/15/35	6,562	6,879,043
Medtronic, Inc.,Gtd. Notes	4.625%	03/15/44	7,550	8,063,664
Medtronic, Inc.,Gtd. Notes(a)	4.625%	03/15/45	24,829	26,659,146
Stryker Corp., Sr. Unsec’d. Notes	4.625%	03/15/46	6,405	6,586,409

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Products (cont’d.)
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes(a)	2.000%	04/01/18	15,790	$15,815,738

				76,823,583

Healthcare-Services — 2.1%
Aetna, Inc., Sr. Unsec’d. Notes	4.750%	03/15/44	1,830	1,980,803
Allina Health System, Unsec’d. Notes	4.805%	11/15/45	4,465	4,764,910
Anthem, Inc., Sr. Unsec’d. Notes	4.625%	05/15/42	2,600	2,641,392
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43	1,000	1,018,701
Anthem, Inc., Sr. Unsec’d. Notes(a)	4.650%	08/15/44	740	751,162
Anthem, Inc., Sr. Unsec’d. Notes	4.850%	08/15/54	510	528,123
Ascension Health, Sr. Unsec’d. Notes	3.945%	11/15/46	5,025	4,892,822
Ascension Health, Unsec’d. Notes	4.847%	11/15/53	750	826,483
Baylor Scott & White Holdings, Sec’d. Notes	3.967%	11/15/46	24,330	23,145,932
Children’s Hospital Corp. (The), Unsec’d. Notes	4.115%	01/01/47	6,650	6,730,226
HCA, Inc., Gtd. Notes	5.375%	02/01/25	1,650	1,720,125
HCA, Inc., Gtd. Notes	5.875%	05/01/23	750	810,000
HCA, Inc., Gtd. Notes(a)	5.875%	02/15/26	4,000	4,220,000
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25	3,500	3,718,750
Kaiser Foundation Hospitals, Gtd. Notes	4.875%	04/01/42	1,000	1,111,328
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.500%	11/01/18	1,775	1,790,448
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.700%	02/01/45	12,050	11,631,528
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52	2,390	2,355,711
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.024%	08/01/45	6,949	6,824,613
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.063%	08/01/56	2,850	2,672,676
NYU Hospitals Center, Sec’d. Notes	4.784%	07/01/44	4,725	4,936,056
NYU Hospitals Center, Sr. Sec’d. Notes	5.750%	07/01/43	700	842,997
Quest Diagnostics, Inc., Gtd. Notes	5.750%	01/30/40	1,251	1,373,284
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	2.500%	03/30/20	2,400	2,414,995
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.450%	06/01/26	4,715	4,644,115
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	4.250%	04/01/24	1,400	1,469,772
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	4.700%	03/30/45	7,800	7,866,682
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	3.350%	09/30/24	12,525	12,870,778
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	4.000%	11/28/44	3,720	3,779,293
RWJ Barnabas Health, Inc., Sr. Unsec’d. Notes	3.949%	07/01/46	8,850	8,340,567
Southern Baptist Hospital of Florida, Inc., Sec’d. Notes	4.857%	07/15/45	4,275	4,617,222
Texas Health Resources, Sec’d. Notes	4.330%	11/15/55	5,400	5,484,337
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%	10/15/42	2,060	2,002,878
UnitedHealth Group, Inc., Sr.Unsec’d. Notes	4.200%	01/15/47	565	573,724
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.250%	04/15/47	13,715	14,003,303
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%	07/15/35	6,816	7,431,021
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%	11/15/41	1,080	1,146,436
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.750%	07/15/45	6,845	7,501,333

				175,434,526

Holding Companies – Diversified — 0.0%
Leucadia National Corp., Sr. Unsec’d. Notes	6.625%	10/23/43	3,500	3,520,111

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders — 0.2%
D.R. Horton, Inc., Gtd. Notes(a)	4.750%		02/15/23	8,500	$9,045,462
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250%		04/15/21	600	618,000
Toll Brothers Finance Corp., Gtd. Notes(a)	4.000%		12/31/18	3,332	3,415,300
Toll Brothers Finance Corp., Gtd. Notes	4.875%		11/15/25	915	921,863

					14,000,625

Home Furnishings — 0.0%
Whirlpool Corp., Sr. Unsec’d. Notes, MTN	4.850%		06/15/21	700	755,278
Whirlpool Corp., Sr. Unsec’d. Notes, MTN	5.150%		03/01/43	450	482,447

					1,237,725

Household Products/Wares — 0.5%
Kimberly-Clark Corp., Sr. Unsec’d. Notes	3.200%		07/30/46	15,400	13,506,755
Kimberly-Clark de Mexico SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	3.250%		03/12/25	28,175	26,948,231
SC Johnson & Son, Inc., Unsec’d. Notes, 144A(g)	4.000%		05/15/43	425	415,701

					40,870,687

Housewares — 0.6%
Newell Brands, Inc., Sr. Unsec’d. Notes	2.150%		10/15/18	2,900	2,912,238
Newell Brands, Inc., Sr. Unsec’d. Notes	3.850%		04/01/23	4,019	4,153,934
Newell Brands, Inc., Sr. Unsec’d. Notes	3.900%		11/01/25	9,150	9,382,630
Newell Brands, Inc., Sr. Unsec’d. Notes	4.000%		06/15/22	885	921,194
Newell Brands, Inc., Sr. Unsec’d. Notes	5.500%		04/01/46	24,751	28,090,256

					45,460,252

Insurance — 1.8%
Allstate Corp. (The), Sub. Notes(a)	5.750%	(c)	08/15/53	800	858,479
American International Group, Inc., Sr. Unsec’d. Notes	4.375%		01/15/55	4,500	4,005,905
American International Group, Inc., Sr. Unsec’d. Notes	4.500%		07/16/44	10,700	10,210,764
American International Group, Inc., Sr. Unsec’d. Notes	4.875%		06/01/22	3,550	3,842,552
Arch Capital Finance LLC, Gtd. Notes	4.011%		12/15/26	3,435	3,522,208
Arch Capital Finance LLC, Gtd. Notes	5.031%		12/15/46	5,245	5,609,874
Arch Capital Group US, Inc., Gtd. Notes	5.144%		11/01/43	8,532	9,130,904
AXIS Specialty Finance PLC, Gtd. Notes	5.150%		04/01/45	3,700	3,757,409
Berkshire Hathaway Finance Corp., Gtd. Notes(a)	4.300%		05/15/43	2,250	2,310,245
Berkshire Hathaway Finance Corp., Gtd. Notes	4.400%		05/15/42	645	677,514
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(a)	4.500%		02/11/43	905	969,665
CNA Financial Corp., Sr. Unsec’d. Notes	4.500%		03/01/26	27,363	28,919,490
Endurance Specialty Holdings Ltd. (Japan), Sr. Unsec’d. Notes	7.000%		07/15/34	1,700	2,106,453
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	4.300%		04/15/43	200	192,800
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%		06/15/23	5,635	5,917,962
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%		08/01/44	4,300	4,360,105
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		03/15/35	12,952	15,602,471
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	18,084	22,514,056
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	4,385	5,282,579
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	6,248	8,071,416
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	100	101,801

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Markel Corp., Sr. Unsec’d. Notes	5.000%	04/05/46	3,270	$3,373,057
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44	350	378,503
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	4.600%	08/01/43	600	652,310
WR Berkley Corp., Sr. Unsec’d. Notes	4.750%	08/01/44	2,675	2,643,499
XLIT Ltd. (Bermuda), Gtd. Notes	5.250%	12/15/43	2,962	3,172,995

				148,185,016

Lodging — 0.5%
Choice Hotels International, Inc., Gtd. Notes	5.750%	07/01/22	2,500	2,718,750
Marriott International, Inc., Sr. Unsec’d. Notes	3.125%	06/15/26	22,630	21,805,385
Marriott International, Inc., Sr. Unsec’d. Notes	4.500%	10/01/34	13,500	13,643,654
Marriott International, Inc., Sr. Unsec’d. Notes	6.750%	05/15/18	3,600	3,792,078
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A(a)	5.250%	10/15/21	1,950	1,989,000

				43,948,867

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc., Sr. Unsec’d. Notes	3.803%	08/15/42	2,160	2,050,108
Caterpillar, Inc., Sr. Unsec’d. Notes	4.750%	05/15/64	4,200	4,462,021

				6,512,129

Media — 4.3%
21st Century Fox America, Inc., Gtd. Notes	5.400%	10/01/43	12,321	13,446,770
21st Century Fox America, Inc., Gtd. Notes	6.150%	03/01/37	2,300	2,719,757
21st Century Fox America, Inc., Gtd. Notes	6.150%	02/15/41	1,000	1,194,084
21st Century Fox America, Inc., Gtd. Notes	6.400%	12/15/35	5,000	6,064,940
21st Century Fox America, Inc., Gtd. Notes	6.900%	08/15/39	5,060	6,459,667
21st Century Fox America, Inc., Gtd. Notes	7.700%	10/30/25	1,129	1,445,598
21st Century Fox America, Inc., Gtd. Notes	7.750%	12/01/45	7,692	10,635,790
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.500%	05/15/26	6,000	6,164,999
Belo Corp., Gtd. Notes	7.250%	09/15/27	150	158,999
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	2,000	2,055,000
CBS Corp., Gtd. Notes	2.900%	01/15/27	3,365	3,129,013
CBS Corp., Gtd. Notes(a)	4.600%	01/15/45	7,635	7,450,057
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	5.375%	05/01/47	12,295	12,351,090
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%	10/23/35	11,453	13,019,221
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%	10/23/45	15,174	17,470,372
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.834%	10/23/55	10,596	12,311,545
Comcast Corp., Gtd. Notes(a)	3.150%	03/01/26	6,030	5,932,857
Comcast Corp., Gtd. Notes	3.300%	02/01/27	8,245	8,183,641
Comcast Corp., Gtd. Notes(a)	3.375%	08/15/25	1,275	1,286,453
Comcast Corp., Gtd. Notes(a)	3.400%	07/15/46	18,415	15,756,482
Comcast Corp., Gtd. Notes	4.200%	08/15/34	5,000	5,098,255
Comcast Corp., Gtd. Notes(a)	4.250%	01/15/33	6,090	6,270,106
Comcast Corp., Gtd. Notes	4.500%	01/15/43	2,000	2,034,768
Comcast Corp., Gtd. Notes(a)	4.600%	08/15/45	37,808	39,092,981

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Comcast Corp., Gtd. Notes(a)	4.650%		07/15/42	14,400	$15,027,437
Comcast Corp., Gtd. Notes	6.450%		03/15/37	8,200	10,443,864
Comcast Corp., Gtd. Notes	6.550%		07/01/39	2,863	3,708,286
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	5.000%		05/13/45	600	547,114
Historic TW, Inc., Gtd. Notes	6.625%		05/15/29	475	579,431
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.375%		07/28/17	1,600	1,616,960
NBCUniversal Media LLC, Gtd. Notes	4.450%		01/15/43	6,850	6,895,450
NBCUniversal Media LLC, Gtd. Notes	5.950%		04/01/41	1,300	1,585,923
NBCUniversal Media LLC, Gtd. Notes	6.400%		04/30/40	2,500	3,190,865
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A(a)	5.000%		04/15/22	2,025	2,070,563
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes	3.950%		06/15/25	3,800	3,863,285
TEGNA, Inc., Gtd. Notes	5.125%		07/15/20	2,000	2,067,500
Time Warner Cable LLC, Sr. Sec’d. Notes(a)	4.500%		09/15/42	950	860,970
Time Warner Cable LLC, Sr. Sec’d. Notes(a)	5.500%		09/01/41	3,050	3,127,918
Time Warner Cable LLC, Sr. Sec’d. Notes(a)	5.875%		11/15/40	380	403,393
Time Warner Cable LLC, Sr. Sec’d. Notes	6.550%		05/01/37	2,785	3,193,540
Time Warner Cable LLC, Sr. Sec’d. Notes	6.750%		06/15/39	4,700	5,428,965
Time Warner, Inc., Gtd. Notes	4.650%		06/01/44	16,240	15,353,751
Time Warner, Inc., Gtd. Notes	4.750%		03/29/21	5,026	5,395,326
Time Warner, Inc., Gtd. Notes	4.850%		07/15/45	6,015	5,850,015
Time Warner, Inc., Gtd. Notes	5.350%		12/15/43	5,020	5,150,972
Time Warner, Inc., Gtd. Notes	6.200%		03/15/40	5,058	5,776,443
Time Warner, Inc., Gtd. Notes	6.250%		03/29/41	6,275	7,205,953
Viacom, Inc., Jr. Sub. Notes	6.250%	(c)	02/28/57	3,400	3,427,200
Viacom, Inc., Sr. Unsec’d. Notes	4.500%		02/27/42	1,540	1,327,247
Viacom, Inc., Sr. Unsec’d. Notes	4.850%		12/15/34	9,550	9,239,253
Viacom, Inc., Sr. Unsec’d. Notes	4.875%		06/15/43	4,605	4,121,318
Viacom, Inc., Sr. Unsec’d. Notes	5.250%		04/01/44	16,286	15,972,739
Viacom, Inc., Sr. Unsec’d. Notes	5.850%		09/01/43	5,855	6,166,638
Videotron Ltd. (Canada), Gtd. Notes	5.000%		07/15/22	1,100	1,148,125
Videotron Ltd. (Canada), Gtd. Notes, 144A	5.375%		06/15/24	4,600	4,778,250

					355,257,139

Mining — 1.8%
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	5.250%		04/01/42	6,960	7,567,469
Barrick North America Finance LLC (Canada), Gtd. Notes	4.400%		05/30/21	1,306	1,399,939
Barrick North America Finance LLC (Canada), Gtd. Notes	5.700%		05/30/41	8,800	9,956,241
Barrick North America Finance LLC (Canada), Gtd. Notes(a)	5.750%		05/01/43	5,000	5,794,405
Barrick North America Finance LLC (Canada), Gtd. Notes	7.500%		09/15/38	2,408	3,063,877
Barrick PD Australia Finance PTY Ltd. (Canada), Gtd. Notes	5.950%		10/15/39	12,865	14,752,501
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	2.875%		02/24/22	1,509	1,532,288
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%		09/30/43	17,640	19,754,048
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes,144A(a)	6.250%	(c)	10/19/75	1,215	1,313,719
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%		06/09/21	4,085	4,201,986
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.700%		03/15/23	500	509,903

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes(a)	3.750%		06/15/25	8,335	$8,664,774
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	5.200%		11/02/40	8,913	10,202,355
Rio Tinto Finance USA PLC (United Kingdom), Gtd. Notes	4.750%		03/22/42	2,100	2,267,578
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes(a)	3.875%		04/23/25	13,120	13,191,306
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%		04/23/45	11,180	11,592,216
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%		04/16/40	10,177	11,477,118
Teck Resources Ltd. (Canada), Gtd. Notes	5.400%		02/01/43	10,050	9,572,625
Yamana Gold, Inc. (Canada), Gtd. Notes(a)	4.950%		07/15/24	11,100	11,155,500

					147,969,848

Miscellaneous Manufacturing — 0.8%
Actuant Corp., Gtd. Notes	5.625%		06/15/22	1,000	1,026,249
Amsted Industries, Inc., Gtd. Notes, 144A(g)	5.000%		03/15/22	1,000	1,004,999
General Electric Co., Sr. Unsec’d. Notes(a)	4.125%		10/09/42	3,465	3,529,449
General Electric Co., Sr. Unsec’d. Notes	4.500%		03/11/44	7,195	7,740,374
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes	5.750%		06/15/43	450	534,015
Pentair Finance SA (United Kingdom), Gtd. Notes	1.875%		09/15/17	6,825	6,828,331
Pentair Finance SA (United Kingdom), Gtd. Notes	3.150%		09/15/22	8,800	8,738,523
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	3.300%		09/15/46	7,685	6,686,803
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	4.200%		03/16/47	16,450	16,684,890
Textron, Inc., Sr. Unsec’d. Notes	3.650%		03/01/21	1,500	1,542,758
Textron, Inc., Sr. Unsec’d. Notes	4.000%		03/15/26	9,045	9,213,734
Textron, Inc., Sr. Unsec’d. Notes	7.250%		10/01/19	750	838,846

					64,368,971

Office Furnishings — 0.0%
Steelcase, Inc., Sr. Unsec’d. Notes	6.375%		02/15/21	3,240	3,609,399

Office/Business Equipment — 0.0%
Xerox Corp., Sr. Unsec’d. Notes, 144A	4.070%		03/17/22	2,991	3,038,016

Oil & Gas — 6.3%
Anadarko Finance Co., Gtd. Notes	7.500%		05/01/31	4,290	5,448,266
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	3.450%		07/15/24	700	682,522
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.500%		07/15/44	5,000	4,716,469
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.553%	(s)	10/10/36	6,742	2,752,846
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.200%		03/15/40	15,066	17,012,964
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	6.450%		09/15/36	7,052	8,323,405
Apache Corp., Sr. Unsec’d. Notes	4.750%		04/15/43	3,000	2,994,689
Apache Corp., Sr. Unsec’d. Notes	5.100%		09/01/40	15,688	16,142,026
Apache Corp., Sr. Unsec’d. Notes	5.250%		02/01/42	7,500	7,838,519
Apache Corp., Sr. Unsec’d. Notes	6.000%		01/15/37	9,033	10,218,925
Apache Corp., Sr. Unsec’d. Notes	7.950%		04/15/26	6,000	7,343,771
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.588%		04/14/27	20,300	20,436,721
Burlington Resources Finance Co., Gtd. Notes	7.200%		08/15/31	2,285	3,008,687

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Burlington Resources Finance Co., Gtd. Notes	7.400%	12/01/31	2,700	$3,642,997
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.250%	03/15/38	14,670	16,792,030
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.450%	06/30/33	2,000	2,265,612
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.450%	09/15/42	3,300	2,922,355
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.200%	09/15/43	19,015	18,778,111
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.700%	10/15/19	12,584	13,590,720
Chevron Corp., Sr. Unsec’d. Notes(a)	2.954%	05/16/26	15,400	15,215,724
ConocoPhillips Co., Gtd. Notes	4.150%	11/15/34	3,300	3,298,627
ConocoPhillips Co., Gtd. Notes(a)	4.950%	03/15/26	14,725	16,343,646
ConocoPhillips Holding Co., Sr. Unsec’d. Notes(a)	6.950%	04/15/29	3,300	4,264,072
Devon Energy Corp., Sr. Unsec’d. Notes(a)	5.000%	06/15/45	4,860	4,876,203
Devon Energy Corp., Sr. Unsec’d. Notes(a)	5.600%	07/15/41	23,625	24,984,524
Devon Energy Corp., Sr. Unsec’d. Notes	7.950%	04/15/32	3,913	5,075,634
Devon Financing Co. LLC, Gtd. Notes	7.875%	09/30/31	8,330	10,758,828
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500%	05/15/19	6,300	6,804,649
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500%	08/15/34	4,670	5,254,852
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450%	04/01/20	4,000	4,022,912
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900%	04/01/35	5,533	5,296,520
EOG Resources, Inc., Sr. Unsec’d. Notes(a)	4.150%	01/15/26	11,045	11,538,590
Exxon Mobil Corp., Sr. Unsec’d. Notes(a)	3.567%	03/06/45	4,370	4,109,439
Exxon Mobil Corp., Sr. Unsec’d. Notes	4.114%	03/01/46	9,450	9,714,987
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650%	03/15/25	3,000	3,118,857
Hess Corp., Sr. Unsec’d. Notes	4.300%	04/01/27	22,165	21,770,707
Hess Corp., Sr. Unsec’d. Notes	5.800%	04/01/47	6,560	6,779,524
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.000%	04/15/24	10,133	10,287,721
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.800%	09/15/37	5,435	6,554,409
Marathon Petroleum Corp., Sr. Unsec’d. Notes	2.700%	12/14/18	6,160	6,212,914
Marathon Petroleum Corp., Sr. Unsec’d. Notes(a)	5.000%	09/15/54	9,375	8,172,750
Marathon Petroleum Corp., Sr. Unsec’d. Notes	5.850%	12/15/45	3,110	3,103,034
Noble Energy, Inc., Sr. Unsec’d. Notes(a)	3.900%	11/15/24	500	506,801
Noble Energy, Inc., Sr. Unsec’d. Notes	5.050%	11/15/44	12,089	12,362,018
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%	11/15/43	5,535	5,755,791
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%	03/01/41	12,630	14,028,949
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.100%	02/15/47	8,955	8,642,354
Occidental Petroleum Corp., Sr. Unsec’d. Notes(a)	4.400%	04/15/46	29,440	29,856,193
Phillips 66, Gtd. Notes	4.650%	11/15/34	3,500	3,543,757
Phillips 66, Gtd. Notes	4.875%	11/15/44	6,200	6,226,356
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	4.450%	01/15/26	14,525	15,287,737
Range Resources Corp., Gtd. Notes(a)	4.875%	05/15/25	10,000	9,575,000
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500%	11/14/22	5,761	5,821,491
Shell International Finance BV (Netherlands), Gtd. Notes	3.250%	05/11/25	10,000	10,097,060
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%	05/11/45	5,430	5,506,579
Statoil ASA (Norway), Gtd. Notes	3.950%	05/15/43	2,796	2,704,188
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.500%	06/15/38	3,900	4,903,747

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Tesoro Corp., Gtd. Notes, 144A(a)	5.125%	12/15/26	11,560	$12,126,440
Tosco Corp., Gtd. Notes	7.800%	01/01/27	4,830	6,335,168
Valero Energy Corp., Sr. Unsec’d. Notes(a)	4.900%	03/15/45	7,045	7,039,160

				522,789,547

Oil & Gas Services — 0.7%
Cameron International Corp., Gtd. Notes	3.600%	04/30/22	1,500	1,548,926
Cameron International Corp., Gtd. Notes	5.125%	12/15/43	2,000	2,081,658
Cameron International Corp., Gtd. Notes	7.000%	07/15/38	4,000	4,950,856
Halliburton Co., Sr. Unsec’d. Notes	4.500%	11/15/41	1,835	1,792,815
Halliburton Co., Sr. Unsec’d. Notes(a)	4.750%	08/01/43	9,350	9,478,385
Halliburton Co., Sr. Unsec’d. Notes	7.450%	09/15/39	375	504,205
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%	12/21/25	18,895	19,691,934
Schlumberger Investment SA, Gtd. Notes	3.650%	12/01/23	13,850	14,446,409

				54,495,188

Packaging & Containers — 0.2%
Ball Corp., Gtd. Notes	4.000%	11/15/23	975	976,219
Ball Corp., Gtd. Notes(a)	5.250%	07/01/25	3,000	3,176,249
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes	4.500%	01/15/23	300	306,750
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19	625	692,188
Packaging Corp. of America, Sr. Unsec’d. Notes	3.900%	06/15/22	2,200	2,298,743
Packaging Corp. of America, Sr. Unsec’d. Notes	4.500%	11/01/23	3,059	3,268,847
Silgan Holdings, Inc., Sr. Unsec’d. Notes(a)	5.500%	02/01/22	1,400	1,438,500
WestRock MWV LLC, Gtd. Notes	7.950%	02/15/31	2,987	4,042,465

				16,199,961

Pharmaceuticals — 4.7%
AbbVie, Inc., Sr. Unsec’d. Notes	4.400%	11/06/42	950	905,425
AbbVie, Inc., Sr. Unsec’d. Notes	4.450%	05/14/46	15,475	14,766,756
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35	10,215	10,144,578
AbbVie, Inc., Sr. Unsec’d. Notes	4.700%	05/14/45	9,925	9,898,699
Actavis Funding SCS, Gtd. Notes	2.350%	03/12/18	7,855	7,889,248
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25	14,845	14,980,431
Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35	2,333	2,339,341
Actavis Funding SCS, Gtd. Notes	4.750%	03/15/45	23,500	23,600,604
Actavis Funding SCS, Gtd. Notes	4.850%	06/15/44	7,000	7,095,585
Actavis, Inc., Gtd. Notes	4.625%	10/01/42	7,650	7,492,724
AmerisourceBergen Corp., Sr. Unsec’d. Notes(a)	4.250%	03/01/45	2,120	2,073,332
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.500%	11/15/24	1,500	1,524,335
Cardinal Health, Inc., Sr. Unsec’d. Notes	4.600%	03/15/43	2,700	2,680,665
Cardinal Health, Inc., Sr. Unsec’d. Notes(a)	4.900%	09/15/45	1,415	1,470,226
Express Scripts Holding Co., Gtd. Notes	3.400%	03/01/27	17,240	16,236,287
Express Scripts Holding Co., Gtd. Notes	4.500%	02/25/26	16,905	17,340,405
Express Scripts Holding Co., Gtd. Notes	4.800%	07/15/46	18,380	17,609,731
Forest Laboratories LLC, Gtd. Notes, 144A	4.875%	02/15/21	8,550	9,199,244
Grifols Worldwide Operations Ltd. (Spain), Gtd. Notes	5.250%	04/01/22	500	519,000
Johnson & Johnson, Sr. Unsec’d. Notes	3.625%	03/03/37	8,185	8,116,860
Johnson & Johnson, Sr. Unsec’d. Notes	3.700%	03/01/46	23,530	23,013,681
Johnson & Johnson, Sr. Unsec’d. Notes	4.375%	12/05/33	4,000	4,408,852
Johnson & Johnson, Sr. Unsec’d. Notes	4.850%	05/15/41	4,080	4,721,568
McKesson Corp., Sr. Unsec’d. Notes(a)	3.796%	03/15/24	6,200	6,434,912
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	4.125%	11/15/25	3,175	3,326,530

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	4.600%	06/01/44	8,226	$8,547,143
Merck & Co., Inc., Sr. Unsec’d. Notes(a)	3.700%	02/10/45	3,515	3,339,710
Merck & Co., Inc., Sr. Unsec’d. Notes	4.150%	05/18/43	5,750	5,898,235
Mylan NV, Gtd. Notes	3.000%	12/15/18	2,645	2,675,698
Mylan NV, Gtd. Notes	3.950%	06/15/26	10,700	10,473,417
Mylan NV, Gtd. Notes	5.250%	06/15/46	3,650	3,737,772
Novartis Capital Corp. (Switzerland), Gtd. Notes(a)	4.000%	11/20/45	19,625	19,716,315
Pfizer, Inc., Sr. Unsec’d. Notes	4.125%	12/15/46	17,085	17,074,100
Pfizer, Inc., Sr. Unsec’d. Notes	4.400%	05/15/44	8,500	8,889,445
Pfizer, Inc., Sr. Unsec’d. Notes	7.200%	03/15/39	3,300	4,717,479
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.400%	09/23/21	21,060	20,594,869
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.875%	09/23/23	43,270	41,985,876
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200%	09/23/26	8,995	8,565,255
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes(a)	3.150%	10/01/26	10,960	10,099,793
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes(a)	4.100%	10/01/46	1,500	1,292,093

				385,396,219

Pipelines — 2.8%
Buckeye Partners LP, Sr. Unsec’d. Notes	2.650%	11/15/18	825	828,950
DCP Midstream Operating LP, Gtd. Notes, 144A	5.350%	03/15/20	1,500	1,552,500
DCP Midstream Operating LP, Gtd. Notes, 144A(a)	6.450%	11/03/36	10,766	11,411,960
DCP Midstream Operating LP, Gtd. Notes	8.125%	08/16/30	1,000	1,175,000
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.900%	03/15/35	1,905	1,823,053
Energy Transfer Partners LP, Sr. Unsec’d. Notes	5.150%	02/01/43	700	653,561
Energy Transfer Partners LP, Sr. Unsec’d. Notes	5.150%	03/15/45	4,650	4,401,392
Energy Transfer Partners LP, Sr. Unsec’d. Notes	6.125%	12/15/45	9,130	9,768,123
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	2.700%	04/01/19	2,200	2,205,056
Enterprise Products Operating LLC, Gtd. Notes	4.850%	08/15/42	1,990	2,015,416
Enterprise Products Operating LLC, Gtd. Notes	4.850%	03/15/44	5,775	5,840,748
Enterprise Products Operating LLC, Gtd. Notes(a)	4.900%	05/15/46	26,400	27,022,248
Enterprise Products Operating LLC, Gtd. Notes	4.950%	10/15/54	3,110	3,100,667
Enterprise Products Operating LLC, Gtd. Notes(a)	5.100%	02/15/45	4,985	5,206,663
Enterprise Products Operating LLC, Gtd. Notes	6.875%	03/01/33	55	67,608
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A(a)	4.350%	07/15/25	11,675	12,086,392
Gulfstream Natural Gas System LLC, Sr. Unsec’d. Notes, 144A	5.950%	10/15/45	19,904	22,629,096
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500%	04/01/20	6,175	6,833,891
Kinder Morgan, Inc., Gtd. Notes	5.300%	12/01/34	3,079	3,090,001
Kinder Morgan, Inc., Gtd. Notes	5.550%	06/01/45	11,700	11,954,452
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%	03/15/45	2,630	2,386,175
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	5.150%	10/15/43	5,820	6,105,133
MPLX LP, Sr. Unsec’d. Notes	4.000%	02/15/25	570	564,871
MPLX LP, Sr. Unsec’d. Notes(a)	4.875%	12/01/24	6,200	6,522,009
ONEOK Partners LP, Gtd. Notes	6.200%	09/15/43	9,515	10,653,232

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
ONEOK Partners LP, Gtd. Notes	6.850%	10/15/37	1,742	$2,080,788
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.550%	10/01/26	11,680	11,156,164
Phillips 66 Partners LP, Sr. Unsec’d. Notes	4.900%	10/01/46	6,500	6,188,709
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	4.500%	12/15/26	2,500	2,549,378
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	4.700%	06/15/44	6,500	5,882,513
Southern Natural Gas Co. LLC, Sr. Unsec’d. Notes, 144A.	4.800%	03/15/47	1,250	1,263,368
Spectra Energy Partners LP, Sr. Unsec’d. Notes	4.500%	03/15/45	8,670	8,099,809
Spectra Energy Partners LP, Sr. Unsec’d. Notes	5.950%	09/25/43	525	587,512
Sunoco Logistics Partners Operations LP, Gtd. Notes	5.350%	05/15/45	1,875	1,829,154
Western Gas Partners LP, Sr. Unsec’d. Notes	3.950%	06/01/25	4,925	4,875,381
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%	04/01/44	3,175	3,261,551
Williams Partners LP, Sr. Unsec’d. Notes(a)	4.300%	03/04/24	9,900	10,186,744
Williams Partners LP, Sr. Unsec’d. Notes	4.900%	01/15/45	7,600	7,314,856
Williams Partners LP, Sr. Unsec’d. Notes(a)	5.100%	09/15/45	4,653	4,614,013
Williams Partners LP, Sr. Unsec’d. Notes(a)	5.400%	03/04/44	4,950	5,049,767

				234,837,904

Real Estate Investment Trusts (REITs) — 2.0%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.875%	08/15/22	3,372	3,452,665
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.900%	03/15/27	2,800	2,747,170
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875%	04/15/22	8,073	8,684,086
DDR Corp., Sr. Unsec’d. Notes	3.500%	01/15/21	3,000	3,033,414
Digital Realty Trust LP, Gtd. Notes	3.400%	10/01/20	2,450	2,512,720
Equity Commonwealth, Sr. Unsec’d. Notes	5.875%	09/15/20	6,049	6,493,239
Essex Portfolio LP, Gtd. Notes	5.200%	03/15/21	2,000	2,172,464
Government Properties Income Trust, Sr. Unsec’d. Notes	3.750%	08/15/19	9,600	9,680,198
HCP, Inc., Sr. Unsec’d. Notes	4.000%	12/01/22	3,900	4,022,901
HCP, Inc., Sr. Unsec’d. Notes	4.000%	06/01/25	25,936	26,012,978
HCP, Inc., Sr. Unsec’d. Notes	4.200%	03/01/24	2,630	2,693,144
HCP, Inc., Sr. Unsec’d. Notes	4.250%	11/15/23	6,000	6,200,304
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500%	12/15/17	7,773	7,791,857
Mack-Cali Realty LP, Sr. Unsec’d. Notes	3.150%	05/15/23	6,718	6,273,671
Realty Income Corp., Sr. Unsec’d. Notes	3.875%	07/15/24	3,050	3,133,195
Realty Income Corp., Sr. Unsec’d. Notes	4.125%	10/15/26	1,550	1,597,349
Realty Income Corp., Sr. Unsec’d. Notes	4.650%	08/01/23	1,530	1,648,476
Select Income REIT, Sr. Unsec’d. Notes	2.850%	02/01/18	15,300	15,397,415
Select Income REIT, Sr. Unsec’d. Notes	4.150%	02/01/22	8,250	8,326,139
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A	5.250%	12/15/24	3,300	3,374,250
Welltower, Inc., Sr. Unsec’d. Notes	4.000%	06/01/25	4,400	4,459,814
Welltower, Inc., Sr. Unsec’d. Notes	4.250%	04/01/26	4,085	4,205,536
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.625%	09/15/23	5,000	5,398,925
Weyerhaeuser Co., Sr. Unsec’d. Notes	6.950%	10/01/27	2,068	2,498,343
Weyerhaeuser Co., Sr. Unsec’d. Notes	7.375%	03/15/32	14,248	18,735,037
Weyerhaeuser Co., Sr. Unsec’d. Notes	8.500%	01/15/25	3,500	4,585,777

				165,131,067

Retail — 3.5%
Bed Bath & Beyond, Inc., Sr. Unsec’d. Notes	5.165%	08/01/44	6,800	6,078,955
CVS Health Corp., Sr. Unsec’d. Notes	2.875%	06/01/26	11,045	10,533,407

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)
CVS Health Corp., Sr. Unsec’d. Notes	3.375%	08/12/24	1,150	$1,151,409
CVS Health Corp., Sr. Unsec’d. Notes	3.500%	07/20/22	5,230	5,382,800
CVS Health Corp., Sr. Unsec’d. Notes	3.875%	07/20/25	1,178	1,213,749
CVS Health Corp., Sr. Unsec’d. Notes	4.125%	05/15/21	550	581,835
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	36,765	40,562,714
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43	17,195	19,222,256
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.500%	09/15/56	1,105	964,667
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.200%	04/01/43	5,422	5,586,910
Home Depot, Inc. (The), Sr. Unsec’d. Notes(a)	4.250%	04/01/46	9,395	9,782,581
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%	03/15/45	15,945	16,907,887
Home Depot, Inc. (The), Sr. Unsec’d. Notes	5.875%	12/16/36	8,382	10,604,345
L Brands, Inc., Gtd. Notes	5.625%	02/15/22	8,575	8,993,031
L Brands, Inc., Gtd. Notes(a)	5.625%	10/15/23	977	1,020,965
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	3.700%	04/15/46	9,060	8,419,612
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	4.250%	09/15/44	6,660	6,737,795
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	4.375%	09/15/45	6,035	6,253,304
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	5.125%	11/15/41	4,000	4,573,708
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	2.875%	02/15/23	6,000	5,597,328
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	3.875%	01/15/22	1,460	1,451,474
Macy’s Retail Holdings, Inc., Gtd. Notes	4.300%	02/15/43	8,994	7,197,449
Macy’s Retail Holdings, Inc., Gtd. Notes	5.125%	01/15/42	1,875	1,636,239
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.450%	03/01/47	14,400	14,447,952
McDonald’s Corp., Sr. Unsec’d. Notes, MTN(a)	4.875%	12/09/45	23,100	24,569,229
PVH Corp., Sr. Unsec’d. Notes	4.500%	12/15/22	275	275,688
QVC, Inc., Sr. Sec’d. Notes	5.125%	07/02/22	300	314,917
Target Corp., Sr. Unsec’d. Notes	3.500%	07/01/24	12,150	12,442,536
Target Corp., Sr. Unsec’d. Notes(a)	3.625%	04/15/46	33,730	30,443,180
Target Corp., Sr. Unsec’d. Notes	6.350%	11/01/32	4,075	5,173,779
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)	4.300%	04/22/44	16,705	17,637,874
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.750%	10/02/43	2,000	2,223,984
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	5.625%	04/15/41	985	1,215,605
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	6.500%	08/15/37	2,623	3,516,095

				292,715,259

Semiconductors — 0.8%
Applied Materials, Inc., Sr. Unsec’d. Notes	5.100%	10/01/35	10,265	11,484,872
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.875%	01/15/27	32,680	32,852,289
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	2.500%	11/15/18	4,000	4,032,688
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500%	02/01/25	10,000	10,375,000
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.125%	06/01/21	5,000	5,187,500
Sensata Technologies BV, Gtd. Notes, 144A	5.000%	10/01/25	2,500	2,518,750

				66,451,099

Software — 3.3%
CA, Inc., Sr. Unsec’d. Notes	3.600%	08/01/20	5,000	5,153,570
Electronic Arts, Inc., Sr. Unsec’d. Notes	3.700%	03/01/21	4,070	4,224,509
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.000%	08/15/26	15,467	14,572,868
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%	10/15/20	14,000	14,548,380
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	4.500%	08/15/46	4,415	4,260,952
Fiserv, Inc., Sr. Unsec’d. Notes	2.700%	06/01/20	1,177	1,190,318
Microsoft Corp., Sr. Unsec’d. Notes	3.700%	08/08/46	36,445	34,211,286

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Software (cont’d.)
Microsoft Corp., Sr. Unsec’d. Notes	3.750%	02/12/45	6,500	$6,166,134
Microsoft Corp., Sr. Unsec’d. Notes	3.950%	08/08/56	44,050	41,167,632
Microsoft Corp., Sr. Unsec’d. Notes	4.000%	02/12/55	1,365	1,288,919
Microsoft Corp., Sr. Unsec’d. Notes	4.450%	11/03/45	9,049	9,550,324
Microsoft Corp., Sr. Unsec’d. Notes	4.500%	02/06/57	50,775	52,272,101
Oracle Corp., Sr. Unsec’d. Notes	2.500%	10/15/22	1,500	1,492,422
Oracle Corp., Sr. Unsec’d. Notes	3.900%	05/15/35	7,366	7,273,999
Oracle Corp., Sr. Unsec’d. Notes	4.000%	07/15/46	26,790	25,558,169
Oracle Corp., Sr. Unsec’d. Notes	4.125%	05/15/45	1,300	1,263,553
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	12,200	12,663,222
Oracle Corp., Sr. Unsec’d. Notes	4.375%	05/15/55	39,105	38,191,781

				275,050,139

Telecommunications — 5.3%
America Movil SAB de CV (Mexico), Gtd. Notes	6.125%	03/30/40	5,440	6,346,642
America Movil SAB de CV (Mexico), Sr. Unsec’d. Notes(a)	4.375%	07/16/42	1,800	1,711,931
AT&T, Inc., Sr. Unsec’d. Notes	3.950%	01/15/25	3,085	3,111,025
AT&T, Inc., Sr. Unsec’d. Notes(a)	4.350%	06/15/45	44,219	38,920,724
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35	22,055	20,820,515
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	03/09/48	4,240	3,770,378
AT&T, Inc., Sr. Unsec’d. Notes	4.550%	03/09/49	13,681	12,196,584
AT&T, Inc., Sr. Unsec’d. Notes	4.750%	05/15/46	4,012	3,743,545
AT&T, Inc., Sr. Unsec’d. Notes	4.800%	06/15/44	7,538	7,066,204
AT&T, Inc., Sr. Unsec’d. Notes	5.150%	03/15/42	14,670	14,554,958
AT&T, Inc., Sr. Unsec’d. Notes	5.250%	03/01/37	39,020	39,779,095
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40	277	284,613
AT&T, Inc., Sr. Unsec’d. Notes	5.500%	02/01/18	15,687	16,174,426
AT&T, Inc., Sr. Unsec’d. Notes(a)	5.700%	03/01/57	3,080	3,181,893
AT&T, Inc., Sr. Unsec’d. Notes	6.000%	08/15/40	11,165	12,239,843
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.125%(c)	12/15/30	1,675	2,505,644
Deutsche Telekom International Finance BV (Germany), Gtd. Notes	8.750%(c)	06/15/30	1,000	1,457,650
Motorola Solutions, Inc., Sr. Unsec’d. Notes	3.750%	05/15/22	7,000	7,106,764
Qwest Corp., Sr. Unsec’d. Notes	6.750%	12/01/21	5,000	5,481,240
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Asset-Backed, 144A(a)	3.360%	03/20/23	40,000	39,900,000
T-Mobile USA, Inc., Gtd. Notes	6.464%	04/28/19	950	952,375
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.125%	08/15/46	3,460	2,985,506
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.272%	01/15/36	9,775	9,051,718
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.400%	11/01/34	677	640,640
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%	09/15/48	46,401	42,037,868
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%	03/15/55	6,369	5,687,517
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.750%	11/01/41	2,750	2,635,534
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%	08/21/54	83,819	79,517,241
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A(a)	5.012%	04/15/49	5,417	5,260,692

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.050%	03/15/34	21,112	$21,468,603
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.250%	03/16/37	27,015	27,929,998

				438,521,366

Textiles — 0.1%
Cintas Corp. No. 2, Gtd. Notes	2.900%	04/01/22	2,860	2,893,356
Cintas Corp. No. 2, Gtd. Notes	3.700%	04/01/27	2,855	2,917,296

				5,810,652

Transportation — 2.5%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.375%	09/01/42	7,480	7,670,119
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.400%	03/15/42	10,600	10,919,908
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.450%	03/15/43	14,000	14,522,676
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.550%	09/01/44	2,455	2,589,016
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	5.150%	09/01/43	13,388	15,275,547
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	7.950%	08/15/30	6,950	9,865,045
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	4.500%	11/07/43	2,000	2,101,574
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	6.250%	08/01/34	500	637,578
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	4.800%	09/15/35	3,970	4,310,690
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	5.750%	03/15/33	1,775	2,052,825
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	6.125%	09/15/2115	14,400	17,380,872
CSX Corp., Sr. Unsec’d. Notes	3.350%	11/01/25	16,500	16,537,274
CSX Corp., Sr. Unsec’d. Notes	3.400%	08/01/24	2,435	2,469,986
CSX Corp., Sr. Unsec’d. Notes	4.250%	11/01/66	7,995	7,254,983
CSX Corp., Sr. Unsec’d. Notes	4.500%	08/01/54	10,400	10,114,426
CSX Corp., Sr. Unsec’d. Notes	4.750%	05/30/42	5,000	5,235,585
CSX Corp., Sr. Unsec’d. Notes	5.500%	04/15/41	2,682	3,071,279
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	1,000	1,228,865
CSX Corp., Sr. Unsec’d. Notes	6.220%	04/30/40	531	651,722
FedEx Corp., Gtd. Notes	4.100%	04/15/43	825	763,269
FedEx Corp., Gtd. Notes	4.500%	02/01/65	2,115	1,932,311
FedEx Corp., Gtd. Notes	4.550%	04/01/46	10,980	10,971,754
FedEx Corp., Gtd. Notes	4.900%	01/15/34	1,950	2,089,686
FedEx Corp., Gtd. Notes(a)	5.100%	01/15/44	10,525	11,327,226
Kansas City Southern, Gtd. Notes	4.950%	08/15/45	10,000	10,061,130
Norfolk Southern Corp., Sr. Unsec’d. Notes	3.950%	10/01/42	1,140	1,097,758
Norfolk Southern Corp., Sr. Unsec’d. Notes	4.800%	08/15/43	2,275	2,472,277
Norfolk Southern Corp., Sr. Unsec’d. Notes	4.837%	10/01/41	1,080	1,176,407
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	3,000	3,408,789
Norfolk Southern Corp., Sr. Unsec’d. Notes	6.000%	03/15/2105	2,045	2,387,456
Norfolk Southern Corp., Sr. Unsec’d. Notes	6.000%	05/23/2111	800	927,358
Union Pacific Corp., Sr. Unsec’d. Notes	3.875%	02/01/55	4,805	4,478,063
Union Pacific Corp., Sr. Unsec’d. Notes	4.050%	11/15/45	1,705	1,703,534
Union Pacific Corp., Sr. Unsec’d. Notes	4.250%	04/15/43	275	278,572

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation (cont’d.)
Union Pacific Corp., Sr. Unsec’d. Notes	4.300%	06/15/42	1,125	$1,160,759
Union Pacific Corp., Sr. Unsec’d. Notes	4.375%	11/15/65	1,800	1,809,947
United Parcel Service, Inc., Sr. Unsec’d. Notes(a)	3.400%	11/15/46	16,690	15,187,933

				207,124,199

Trucking & Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A(g)	2.500%	06/15/19	2,315	2,328,117
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A(g)	3.750%	05/11/17	12,970	12,999,494
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A(g)	4.200%	04/01/27	7,820	7,962,097

				23,289,708

Water — 0.1%
Aquarion Co., Sr. Unsec’d. Notes, 144A (original cost $4,978,900; purchased 08/19/14)(f)(g)	4.000%	08/15/24	5,000	4,990,359

TOTAL CORPORATE BONDS (cost $7,212,773,272)				7,262,925,382

FOREIGN AGENCY — 0.1%
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	4.875%	01/22/44	1,000	995,372
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	6.000%	01/22/2114	1,300	1,321,380
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%	04/10/17	6,650	6,649,947
Statoil ASA (Norway), Gtd. Notes	7.750%	06/15/23	1,200	1,521,052
Oleoducto Central SA (Colombia), Sr. Unsec’d. Notes, 144A(g)	4.000%	05/07/21	1,300	1,322,750

TOTAL FOREIGN AGENCY (cost $11,723,976)				11,810,501

FOREIGN GOVERNMENT BONDS — 0.2%
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%	03/08/44	500	486,250
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	5.550%	01/21/45	2,400	2,592,000
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, MTN, 144A	2.375%	10/26/21	1,750	1,719,375
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, MTN, 144A	3.250%	10/26/26	8,550	8,310,600

TOTAL FOREIGN GOVERNMENT BONDS (cost $13,077,195)				13,108,225

MUNICIPAL BONDS — 1.3%

California — 0.5%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%	04/01/49	7,300	9,968,077
Los Angeles Department of Water, Revenue Bonds, BABs	6.008%	07/01/39	1,050	1,293,957
Los Angeles Department of Water & Power, Revenue Bonds, BABs	6.574%	07/01/45	3,595	4,962,862
Los Angeles Department of Water & Power, Revenue Bonds, BABs	6.603%	07/01/50	8,000	11,202,240

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)
State of California, General Obligation Unlimited, BABs	7.300%	10/01/39	815	$1,144,236
State of California, General Obligation Unlimited, BABs	7.350%	11/01/39	2,560	3,615,718
State of California, General Obligation Unlimited, BABs	7.500%	04/01/34	1,200	1,697,808
State of California, General Obligation Unlimited, BABs	7.550%	04/01/39	2,040	2,988,457
State of California, General Obligation Unlimited, BABs	7.625%	03/01/40	1,480	2,161,422

				39,034,777

District of Columbia — 0.1%
District of Columbia Water & Sewer Authority, Revenue Bonds	4.814%	10/01/2114	5,000	4,993,600
District of Columbia Water & Sewer Authority, Revenue Bonds, BABs	5.522%	10/01/44	3,000	3,608,340

				8,601,940

Illinois — 0.0%
Illinois State Toll Highway Authority, Revenue Bonds, BABs	5.851%	12/01/34	600	744,036

Missouri — 0.0%
Missouri Highway & Transportation Commission, Revenue Bonds, BABs	5.445%	05/01/33	325	385,362

New Jersey — 0.3%
New Jersey Turnpike Authority, Revenue Bonds, BABs	7.102%	01/01/41	10,685	14,915,298
New Jersey Turnpike Authority, Revenue Bonds, BABs	7.414%	01/01/40	5,940	8,548,373

				23,463,671

New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, BABs	5.767%	08/01/36	1,150	1,395,502
Port Authority of New York & New Jersey, Revenue Bonds	5.647%	11/01/40	500	617,075

				2,012,577

Ohio — 0.1%
Ohio State University (The), Revenue Bonds	4.048%	12/01/56	8,300	8,031,080
Ohio State University (The), Revenue Bonds	4.800%	06/01/2111	1,300	1,276,249

				9,307,329

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs	6.105%	12/01/39	7,575	9,588,511

South Carolina — 0.0%
South Carolina Public Service Authority, Revenue Bonds	5.784%	12/01/41	1,000	1,020,710

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)

Texas — 0.2%
North Texas Tollway Authority, Revenue Bonds, BABs	6.718%	01/01/49	3,500	$4,881,170
University of Texas System (The), Revenue Bonds	3.852%	08/15/46	8,525	8,674,017

				13,555,187

TOTAL MUNICIPAL BONDS (cost $106,164,075)				107,714,100

			Shares
PREFERRED STOCKS — 0.3%

Capital Markets — 0.1%
State Street Corp., 5.350%(a)			335,000	8,820,550

Electric — 0.2%
SCE Trust V, 5.450%			565,000	15,300,200

TOTAL PREFERRED STOCKS (cost $22,500,000)				24,120,750

TOTAL LONG-TERM INVESTMENTS (cost $8,147,244,691)				8,189,617,008

SHORT-TERM INVESTMENTS — 3.9%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)			31,741,500	31,741,500
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $294,920,039; includes $294,655,208 of cash collateral for securities on loan)(b)(w)			294,857,941	294,916,913

TOTAL SHORT-TERM INVESTMENTS (cost $326,661,539)				326,658,413

TOTAL INVESTMENTS — 102.8% (cost $8,473,906,230)				8,516,275,421
Liabilities in excess of other assets(z) — (2.8)%				(231,441,899)

NET ASSETS — 100.0%				$8,284,833,522

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $20,199,148 and 0.2% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $288,443,217; cash collateral of $294,655,208 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.

(f)	Indicates a restricted security; the original cost of such security is $4,978,900. The value of $4,990,359 is approximately 0.1% of net assets.

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $99,720,411 is approximately 1.2% of net assets.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
564	2 Year U.S. Treasury Notes	Jun. 2017	$122,003,672	$122,079,563	$75,891
5,573	5 Year U.S. Treasury Notes	Jun. 2017	655,498,483	656,090,136	591,653
4,047	20 Year U.S. Treasury Bonds	Jun. 2017	607,463,703	610,464,656	3,000,953

					3,668,497

Short Positions:
2,499	10 Year U.S. Treasury Notes	Jun. 2017	310,153,336	311,281,688	(1,128,352)

5,088	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	809,768,094	817,260,000	(7,491,906)

					(8,620,258)

					$(4,951,761)

Cash of $14,704,280 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at March 31, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices generally in active markets for identical securities.

Level 2 – quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 – unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loan	$—	$25,012,149	$—
Commercial Mortgage-Backed Securities	—	724,726,753	20,199,148
Corporate Bonds	—	7,262,925,382	—
Foreign Agency	—	11,810,501	—
Foreign Government Bonds	—	13,108,225	—
Municipal Bonds	—	107,714,100	—
U.S. Treasury Obligations	—	—	—
Preferred Stocks	24,120,750	—	—
Affiliated Mutual Funds	326,658,413	—	—
Other Financial Instruments*
Futures Contracts	(4,951,761)	—	—

Total	$345,827,402	$8,145,297,110	$20,199,148

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Interest rate contracts	$(4,951,761)

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 86.1%
COMMON STOCKS — 78.8%
Aerospace & Defense — 3.5%
General Dynamics Corp.	1,300	$243,360
Raytheon Co.	1,050	160,125
Wesco Aircraft Holdings, Inc.*	14,890	169,746

		573,231

Airlines — 1.5%
Delta Air Lines, Inc.	5,250	241,290

Banks — 3.3%
JPMorgan Chase & Co.	3,500	307,440
U.S. Bancorp	4,571	235,407

		542,847

Beverages — 0.6%
PepsiCo, Inc.	864	96,647

Biotechnology — 1.7%
Celgene Corp.*	1,020	126,919
Gilead Sciences, Inc.	2,350	159,612

		286,531

Capital Markets — 4.1%
Ares Management LP, MLP	1,200	22,740
BlackRock, Inc.	343	131,544
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	6,450	235,167
CME Group, Inc.	1,560	185,328
Goldman Sachs Group, Inc. (The)	410	94,185

		668,964

Chemicals — 1.7%
Ashland Global Holdings, Inc.	1,870	231,525
PPG Industries, Inc.	500	52,540

		284,065

Commercial Services & Supplies — 0.6%
Stericycle, Inc.*	1,240	102,784

Construction & Engineering — 0.5%
Valmont Industries, Inc.	511	79,461

Consumer Finance — 1.0%
Synchrony Financial	5,040	172,872

Electric Utilities — 3.1%
Brookfield Infrastructure Partners LP (Canada)	10,550	407,969
NextEra Energy, Inc.	725	93,068

		501,037

Electronic Equipment, Instruments & Components — 2.2%
Amphenol Corp. (Class A Stock)	1,478	105,189
CDW Corp.	4,350	251,039

		356,228

Energy Equipment & Services — 0.5%
Schlumberger Ltd.	1,012	79,037

Equity Real Estate Investment Trusts (REITs) — 1.8%
SBA Communications Corp.*	1,452	174,777
Weyerhaeuser Co.	3,392	115,260

		290,037

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing — 6.4%
Costco Wholesale Corp.	790	$132,475
CVS Health Corp.	3,315	260,228
Kroger Co. (The)	4,150	122,384
Whole Foods Market, Inc.	17,800	529,016

		1,044,103

Food Products — 1.8%
Conagra Brands, Inc.	6,541	263,865
Lamb Weston Holdings, Inc.	950	39,957

		303,822

Health Care Equipment & Supplies — 2.4%
DENTSPLY SIRONA, Inc.	6,300	393,372

Health Care Providers & Services — 3.7%
DaVita, Inc.*	6,500	441,805
R1 RCM, Inc.*	6,052	18,701
UnitedHealth Group, Inc.	896	146,954

		607,460

Hotels, Restaurants & Leisure — 2.8%
Marriott International, Inc. (Class A Stock)	986	92,861
McDonald’s Corp.	1,250	162,013
Starbucks Corp.	2,100	122,619
Wyndham Worldwide Corp.	966	81,424

		458,917

Household Durables — 0.7%
Lennar Corp. (Class A Stock)	2,300	117,737

Independent Power & Renewable Electricity Producers — 0.6%
NRG Energy, Inc.	5,150	96,305

Insurance — 0.8%
Athene Holding Ltd. (Class A Stock)*	2,000	99,980
Fidelity & Guaranty Life	900	25,020

		125,000

Internet & Direct Marketing Retail — 2.6%
Amazon.com, Inc.*	150	132,981
Expedia, Inc.	1,860	234,676
Priceline Group, Inc. (The)*	31	55,179

		422,836

Internet Software & Services — 4.4%
Alphabet, Inc. (Class A Stock)*	430	364,554
Alphabet, Inc. (Class C Stock)*	28	23,227
eBay, Inc.*	5,891	197,761
Facebook, Inc. (Class A Stock)*	975	138,499

		724,041

IT Services — 2.5%
Visa, Inc. (Class A Stock)	3,200	284,384
WEX, Inc.*	1,190	123,165

		407,549

Machinery — 1.5%
Allison Transmission Holdings, Inc.	4,800	173,088
Ingersoll-Rand PLC	1,000	81,320

		254,408

Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Starwood Property Trust, Inc.	3,423	77,291

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multi-Utilities — 0.9%
WEC Energy Group, Inc.	2,400	$145,512

Oil, Gas & Consumable Fuels — 5.0%
Cabot Oil & Gas Corp.	5,850	139,874
Cheniere Energy Partners LP, MLP	2,100	67,851
Cheniere Energy, Inc.*	1,250	59,088
Enbridge, Inc. (Canada)	8,675	362,962
Kinder Morgan, Inc.	5,500	119,570
Plains All American Pipeline LP, MLP	2,300	72,703

		822,048

Pharmaceuticals — 0.6%
Bristol-Myers Squibb Co.	1,845	100,331

Professional Services — 3.9%
Advisory Board Co. (The)*	1,500	70,196
IHS Markit Ltd.*	10,472	439,300
Verisk Analytics, Inc.*	1,536	124,631

		634,127

Road & Rail — 1.4%
CSX Corp.	1,800	83,790
Norfolk Southern Corp.	1,300	145,561

		229,351

Semiconductors & Semiconductor Equipment — 0.8%
ASML Holding NV (Netherlands)	983	130,542

Specialty Retail — 4.9%
Asbury Automotive Group, Inc.*	1,181	70,978
Five Below, Inc.*	700	30,317
Home Depot, Inc. (The)	2,480	364,138
Party City Holdco, Inc.*	5,900	82,895
TJX Cos., Inc. (The)	602	47,606
Tractor Supply Co.	3,100	213,807

		809,741

Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	1,490	214,053
Western Digital Corp.	895	73,864

		287,917

Textiles, Apparel & Luxury Goods — 1.6%
PVH Corp.	2,600	269,022

Tobacco — 0.5%
Philip Morris International, Inc.	690	77,901

Water Utilities — 0.6%
American Water Works Co., Inc.	1,371	106,623

TOTAL COMMON STOCKS (cost $11,586,470)		12,920,987

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CONVERTIBLE BONDS — 0.6%
Pharmaceuticals — 0.5%
Impax Laboratories, Inc.,
Sr. Unsec’d. Notes
2.000%	06/15/22	100	$80,688

Semiconductors — 0.1%
MagnaChip Semiconductor SA (South Korea),
Gtd. Notes, 144A
5.000%	03/01/21	15	20,381

TOTAL CONVERTIBLE BONDS (cost $92,694)			101,069

CORPORATE BONDS — 6.7%
Commercial Services — 0.7%
APX Group, Inc.,
Gtd. Notes
8.750%	12/01/20	65	67,275
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23	45	49,331

			116,606

Foods — 0.8%
Fresh Market, Inc. (The),
Sr. Sec’d. Notes, 144A
9.750%	05/01/23	160	129,200

Healthcare-Services — 0.8%
DaVita, Inc.,
Gtd. Notes
5.750%	08/15/22	50	51,750
HCA, Inc.,
Sr. Sec’d. Notes
5.875%	03/15/22	55	60,500
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
8.875%	04/15/21	15	15,863

			128,113

Leisure Time — 0.2%
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	11/15/23	40	40,900

Oil & Gas — 0.6%
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	09/15/23	85	90,313

Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
4.375%	12/15/20	20	20,950

Pipelines — 2.1%
Enterprise Products Operating LLC,
Gtd. Notes
4.742%(c)	08/01/66	84	83,790
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
7.768%	12/15/37	135	151,200
Niska Gas Storage Ltd./Niska Gas Storage Canada Finance Corp.,
Gtd. Notes
6.500%	04/01/19	28	28,140

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
TransCanada PipeLines Ltd. (Canada),
Jr. Sub. Notes
6.350%(c)	05/15/67	85	$79,156

			342,286

Retail — 1.1%
JC Penney Corp., Inc.,
Gtd. Notes
5.750%	02/15/18	5	5,100
8.125%	10/01/19	35	37,800
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23	77	80,465
Rite Aid Corp.,
Gtd. Notes
9.250%	03/15/20	50	51,406

			174,771

Semiconductors — 0.3%
MagnaChip Semiconductor Corp. (South Korea),
Sr. Unsec’d. Notes
6.625%	07/15/21	50	45,875

TOTAL CORPORATE BONDS (cost $1,082,871)			1,089,014

TOTAL LONG-TERM INVESTMENTS (cost $12,762,035)			14,111,070

		Shares
SHORT-TERM INVESTMENTS — 7.2%
UNAFFILIATED FUND — 7.2%
BlackRock Liquidity Funds FedFund Portfolio (cost $1,177,904)		1,177,904	1,177,904

		Notional Amount (000)#
OPTIONS PURCHASED* — 0.0%
Call Options — 0.0%
Citrix Systems, Inc.,
expiring 09/15/17, Strike Price $87.50		1	2,395
Goldman Sachs Group, Inc. (The),
expiring 06/16/17, Strike Price $240.00		— (r)	1,012
Hain Celestial Group, Inc. (The),
expiring 01/19/18, Strike Price $40.00		— (r)	810
Whole Foods Market, Inc.,
expiring 05/19/17, Strike Price $33.00		3	864

			5,081

Put Options — 0.0%
Five Below, Inc.,
expiring 04/21/17, Strike Price $36.00		1	35

	Notional Amount (000)#	Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
Sprouts Farmers Market, Inc.,
expiring 04/21/17, Strike Price $20.00	— (r)	$22

		57

TOTAL OPTIONS PURCHASED (cost $7,179)		5,138

TOTAL SHORT-TERM INVESTMENTS (cost $1,185,083)		1,183,042

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 93.3% (cost $13,947,118)		15,294,112

	Shares
SECURITIES SOLD SHORT(q) — (17.8)%
COMMON STOCKS — (13.2)%
Aerospace & Defense — (0.4)%
Hexcel Corp.	450	(24,548)
Lockheed Martin Corp.	125	(33,450)

		(57,998)

Automobiles — (0.6)%
Ford Motor Co.	4,300	(50,052)
Harley-Davidson, Inc.	800	(48,400)

		(98,452)

Building Products — (0.3)%
USG Corp.*	1,500	(47,700)

Capital Markets — (0.4)%
Federated Investors, Inc. (Class B Stock)	2,750	(72,435)

Consumer Finance — (0.6)%
Capital One Financial Corp.	686	(59,449)
Discover Financial Services	650	(44,454)

		(103,903)

Electric Utilities — (0.5)%
Southern Co. (The)	1,700	(84,626)

Energy Equipment & Services — (0.6)%
Core Laboratories NV	850	(98,192)

Equity Real Estate Investment Trusts (REITs) — (0.8)%
Lamar Advertising Co. (Class A Stock)	650	(48,581)
Realty Income Corp.	1,500	(89,295)

		(137,876)

Food & Staples Retailing — (0.4)%
Sprouts Farmers Market, Inc.*	2,500	(57,800)

Health Care Equipment & Supplies — (0.2)%
Cooper Cos., Inc. (The)	150	(29,984)

Hotels, Restaurants & Leisure — (0.8)%
BJ’s Restaurants, Inc.*	620	(25,044)
Chuy’s Holdings, Inc.*	1,450	(43,210)
Domino’s Pizza, Inc.	310	(57,133)

		(125,387)

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares `	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Household Durables — (0.4)%
Newell Brands, Inc.	700	$(33,019)
Tempur Sealy International, Inc.*	750	(34,845)

		(67,864)

IT Services — (1.3)%
CGI Group, Inc. (Canada) (Class A Stock)*	1,220	(58,475)
First Data Corp. (Class A Stock)*	2,250	(34,875)
PayPal Holdings, Inc.*	900	(38,718)
Western Union Co. (The)	3,850	(78,348)

		(210,416)

Life Sciences Tools & Services — (0.1)%
Agilent Technologies, Inc.	320	(16,918)

Machinery — (0.3)%
PACCAR, Inc.	620	(41,664)

Multiline Retail — (0.6)%
Dollar General Corp.	1,300	(90,649)

Multi-Utilities — (0.4)%
Consolidated Edison, Inc.	840	(65,234)

Oil, Gas & Consumable Fuels — (0.2)%
Valero Energy Corp.	600	(39,774)

Road & Rail — (0.3)%
Union Pacific Corp.	450	(47,664)

Software — (0.6)%
Citrix Systems, Inc.*	700	(58,373)
Snap, Inc. (Class A Stock)*	2,100	(47,313)

		(105,686)

Specialty Retail — (1.4)%
Chico’s FAS, Inc.	3,750	(53,250)
Gap, Inc. (The)	1,850	(44,937)
Group 1 Automotive, Inc.	158	(11,705)
Pier 1 Imports, Inc.	3,900	(27,924)
Sonic Automotive, Inc. (Class A Stock)	1,800	(36,090)
Tiffany & Co.	550	(52,415)

		(226,321)

Technology Hardware, Storage & Peripherals — (0.2)%
Seagate Technology PLC	750	(34,448)

Textiles, Apparel & Luxury Goods — (1.5)%
Ralph Lauren Corp.	525	(42,851)
Under Armour, Inc. (Class A Stock)*	670	(13,253)
Under Armour, Inc. (Class C Stock)*	1,381	(25,272)
VF Corp.	1,650	(90,701)
Wolverine World Wide, Inc.	2,700	(67,419)

		(239,496)

Trading Companies & Distributors — (0.3)%
W.W. Grainger, Inc.	240	(55,862)

TOTAL COMMON STOCKS (proceeds received $2,100,088)		(2,156,349)

UNAFFILIATED EXCHANGE TRADED FUNDS — (4.6)%
Consumer Discretionary Select Sector SPDR Fund	1,766	(155,320)

	Shares	Value
UNAFFILIATED EXCHANGE TRADED FUNDS (Continued)
iShares Core S&P Small-Cap ETF	728	$(50,348)
iShares Russell 2000 ETF	274	(37,670)
iShares Russell Mid-Cap ETF	1,041	(194,854)
SPDR S&P Retail ETF	1,817	(76,750)
Utilities Select Sector SPDR Fund	2,378	(122,015)
Vanguard REIT ETF	1,400	(115,626)

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (proceeds received $684,770)		(752,583)

TOTAL SECURITIES SOLD SHORT (proceeds received $2,784,858)		(2,908,932)

	Notional Amount (000)#
OPTIONS WRITTEN* — (0.1)%
Call Options
Cheniere Energy, Inc.,
expiring 06/16/17, Strike Price $55.00	1	(240)
Citrix Systems, Inc.,
expiring 09/15/17, Strike Price $100.00	1	(713)
CSX Corp.,
expiring 05/19/17, Strike Price $52.50	1	(240)
eBay, Inc.,
expiring 05/19/17, Strike Price $35.00	1	(426)
Five Below, Inc.,
expiring 05/19/17, Strike Price $43.00	1	(1,575)
Party City Holdco, Inc.,
expiring 04/21/17, Strike Price $17.50^	1	—
PVH Corp.,
expiring 06/16/17, Strike Price $105.00	1	(2,425)
Synchrony Financial,
expiring 09/15/17, Strike Price $41.00	1	(475)
Valmont Industries, Inc.,
expiring 06/16/17, Strike Price $155.00	— (r)	(1,400)

Wesco Aircraft Holdings, Inc.,
expiring 08/18/17, Strike Price $12.50	2	(903)
Wyndham Worldwide Corp.,
expiring 08/18/17, Strike Price $90.00	1	(1,138)

		(9,535)

Put Options
Ashland, Inc.,
expiring 04/21/17, Strike Price $110.00	— (r)	(36)
Cabot Oil & Gas Corp.,

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
expiring 10/20/17, Strike Price $20.00	1		$(1,110)
Citrix Systems, Inc.,
expiring 09/15/17, Strike Price $75.00	1		(1,263)
eBay, Inc.,
expiring 05/19/17, Strike Price $30.00	1		(325)
Enbridge, Inc.,
expiring 07/21/17, Strike Price $37.50	1		(300)
Expedia, Inc.,
expiring 10/20/17, Strike Price $115.00	—	(r)	(1,500)
Five Below, Inc.,
expiring 04/21/17, Strike Price $31.00^	1		(12)
Goldman Sachs Group, Inc. (The),
expiring 06/16/17, Strike Price $225.00	—	(r)	(1,456)
Hain Celestial Group, Inc. (The),
expiring 01/19/18, Strike Price $30.00	—	(r)	(345)
NRG Energy, Inc.,
expiring 09/15/17, Strike Price $14.00	2		(880)
Plains All American Pipeline LP,
expiring 08/18/17, Strike Price $26.00	1		(810)
SBA Communications Corp.,
expiring 06/16/17, Strike Price $90.00	—	(r)	(30)
expiring 09/15/17, Strike Price $95.00	—	(r)	(185)
Schlumberger Ltd.,
expiring 05/19/17, Strike Price $72.50	—	(r)	(96)
Synchrony Financial,
expiring 09/15/17, Strike Price $31.00	1		(1,560)

	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Tractor Supply Co.,
expiring 04/21/17, Strike Price $70.00	—	(r)	$(340)
Valmont Industries, Inc.,
expiring 06/16/17, Strike Price $135.00	—	(r)	(270)
Weyerhaeuser Co.,
expiring 04/21/17, Strike Price $28.00	1		—
Whole Foods Market, Inc.,
expiring 05/19/17, Strike Price $26.00	3		(704)

			(11,222)

TOTAL OPTIONS WRITTEN (premiums received $27,732)			(20,757)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 75.4% (cost $11,134,528)			12,364,423
Other assets in excess of liabilities(z) — 24.6%			4,031,491

NET ASSETS — 100.0%			$16,395,914

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $(12) and (0.0)% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.
(q)	Deposit with Goldman Sachs & Co. as collateral in the amount of $3,989,335 exceeds the value of securities sold short as of March 31, 2017. Securities sold short are subject to contractual netting arrangements.
(r)	Less than $500 par.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Short Positions:
4	Russell 2000 Mini Index	Jun. 2017	$277,270	$ 276,880	$ 390
13	S&P 500 E-Mini Index	Jun. 2017	1,547,228	1,533,480	13,748
1	S&P Mid Cap 400 E-Mini Index	Jun. 2017	172,930	171,820	1,110
					$15,248

Cash of $85,400 has been segregated with Goldman Sachs & Co. to cover requirement for open futures contracts at March 31, 2017.

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)

OTC swap agreements:
Citigroup Global Markets	1/02/18	(26)	Pay fixed payments on CGCBFOD2 Custom Index and receive variable payments based on 1 month LIBOR minus 35bps	$ (116)	$ —	$ (116)
Citigroup Global Markets	11/16/17	(74)	Pay fixed payments on IXRTR Index and receive variable payments based on the 3 Month LIBOR minus 35bps.	(6,862)	—	(6,862)
Citigroup Global Markets	8/14/18	(41)	Pay fixed payments on Jagged Peak Energy, Inc. and receive variable payments based on the 3 Month LIBOR minus 200bps.	1,209	—	1,209
Citigroup Global Markets	1/26/18	(52)	Pay fixed payments on NASDAQ Biotechnology Total Return Index and receive variable payments based on the 3 Month LIBOR minus 35bps.	1,533	—	1,533
Citigroup Global Markets	11/16/17	(38)	Pay fixed payments on SPTRSGX Index and receive variable payments based on the 3 Month LIBOR minus 25bps.	(4,100)	—	(4,100)
Goldman Sachs & Co.	10/07/17	(58)	Pay fixed payments on GSCBNINV Custom Index and receive variable payments based on 1 month LIBOR minus 150bps	(5,178)	—	(5,178)
Goldman Sachs & Co.	3/14/18	(49)	Pay fixed payments on GSCBNML3 Custom Index and receive variable payments based on 1 month LIBOR minus 290bps	(5,169)	—	(5,169)
Goldman Sachs & Co.	11/29/17	(83)	Pay fixed payments on Russell Midcap Index Total Return and receive variable payments based on the 3 Month LIBOR minus 31bps.	(1,588)	—	(1,588)

				$(20,271)	$ —	$(20,271)

(1)   Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	-	unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	-	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$12,920,987	$ —	$ —
Convertible Bonds	—	101,069	—
Corporate Bonds	—	1,089,014	—
Unaffiliated Fund	1,177,904	—	—
Options Purchased	5,138	—	—
Common Stocks- Short	(2,156,349)	—	—
Unaffiliated Exchange Traded Funds - Short	(752,583)	—	—
Options Written	(20,745)	—	(12)
Other Financial Instruments*
Futures Contracts	15,248	—	—
OTC Total Return Swap Agreements	—	(20,271)	—

Total	$11,189,600	$1,169,812	$(12)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Equity contracts	$(20,642)

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS
Aerospace & Defense — 5.7%
AAR Corp.	94,700	$3,184,761
B/E Aerospace, Inc.	133,400	8,552,274
General Dynamics Corp.	57,500	10,764,000
Huntington Ingalls Industries, Inc.	29,400	5,887,056
Orbital ATK, Inc.	83,900	8,222,200
Spirit AeroSystems Holdings, Inc. (Class A Stock)	197,400	11,433,408
Textron, Inc.	137,400	6,538,866

		54,582,565

Airlines — 2.1%
Alaska Air Group, Inc.	36,500	3,366,030
American Airlines Group, Inc.(a)	222,000	9,390,600
United Continental Holdings, Inc.*	99,900	7,056,936

		19,813,566

Auto Components — 1.5%
Goodyear Tire & Rubber Co. (The)	192,100	6,915,600
Lear Corp.	50,700	7,178,106

		14,093,706

Automobiles — 0.4%
Harley-Davidson, Inc.	62,300	3,769,150

Banks — 5.4%
Banco Latinoamericano de Comercio Exterior SA (Panama)(a)	116,300	3,226,162
BankUnited, Inc.	275,000	10,260,250
BB&T Corp.	113,600	5,077,920
CIT Group, Inc.	51,200	2,198,016
Comerica, Inc.	102,900	7,056,882
Fifth Third Bancorp	288,900	7,338,060
KeyCorp	467,700	8,315,706
Regions Financial Corp.	603,600	8,770,308

		52,243,304

Biotechnology — 0.3%
United Therapeutics Corp.*	19,800	2,680,524

Building Products — 0.8%
Johnson Controls International PLC	182,892	7,703,411

Capital Markets — 1.4%
Ameriprise Financial, Inc.	46,500	6,030,120
Donnelley Financial Solutions, Inc.*	28,659	552,832
State Street Corp.	90,400	7,196,744

		13,779,696

Chemicals — 4.1%
Ashland Global Holdings, Inc.	77,000	9,533,370
Cabot Corp.	77,800	4,660,998
Celanese Corp. (Class A Stock)	53,700	4,824,945
Eastman Chemical Co.	78,500	6,342,800
Huntsman Corp.	301,600	7,401,264
Valvoline, Inc.(a)	252,900	6,208,695

		38,972,072

Commercial Services & Supplies — 1.3%
Covanta Holding Corp.(a)	499,700	7,845,290
LSC Communications, Inc.	28,659	721,060
Pitney Bowes, Inc.	205,300	2,691,483

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
RR Donnelley & Sons Co.	76,426	$925,519

		12,183,352

Communications Equipment — 1.4%
Brocade Communications Systems, Inc.	610,300	7,616,544
Harris Corp.	13,100	1,457,637
Juniper Networks, Inc.	153,300	4,266,339

		13,340,520

Construction & Engineering — 1.3%
Tutor Perini Corp.*	113,100	3,596,580
Valmont Industries, Inc.	55,100	8,568,050

		12,164,630

Consumer Finance — 1.2%
Discover Financial Services	91,600	6,264,524
Navient Corp.	140,400	2,072,304
Nelnet, Inc. (Class A Stock)	76,900	3,372,834

		11,709,662

Containers & Packaging — 1.1%
Avery Dennison Corp.	78,927	6,361,516
Owens-Illinois, Inc.*	70,600	1,438,828
Sonoco Products Co.(a)	40,800	2,159,136
WestRock Co.	14,220	739,867

		10,699,347

Diversified Consumer Services — 0.2%
DeVry Education Group, Inc.*(a)	52,600	1,864,670

Electric Utilities — 3.5%
American Electric Power Co., Inc.	68,400	4,591,692
Edison International	131,000	10,428,910
Entergy Corp.	112,500	8,545,500
FirstEnergy Corp.	254,600	8,101,372
PPL Corp.	56,200	2,101,318

		33,768,792

Electronic Equipment, Instruments & Components — 2.8%
Flex Ltd.*	538,600	9,048,480
Itron, Inc.*	76,600	4,649,620
Sanmina Corp.*	42,200	1,713,320
TE Connectivity Ltd	77,900	5,807,445
Tech Data Corp.*	59,100	5,549,490

		26,768,355

Energy Equipment & Services — 1.1%
Diamond Offshore Drilling, Inc.*(a)	148,200	2,476,422
McDermott International, Inc.*(a)	558,700	3,771,225
Noble Corp. PLC(a)	140,300	868,457
Oceaneering International, Inc.	39,900	1,080,492
Transocean Ltd.*(a)	177,700	2,212,365

		10,408,961

Equity Real Estate Investment Trusts (REITs) — 7.1%
Ashford Hospitality Prime, Inc.	25,065	265,940
Ashford Hospitality Trust, Inc.	198,300	1,263,171
Brandywine Realty Trust	253,400	4,112,682
CBL & Associates Properties, Inc.(a)	304,681	2,906,657
Colony Starwood Homes(a)	212,720	7,221,844
DDR Corp.	127,600	1,598,828

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Franklin Street Properties Corp.	320,400	$3,889,656
Government Properties Income Trust(a)	147,100	3,078,803
Hospitality Properties Trust	160,300	5,054,259
Lexington Realty Trust	438,300	4,374,234
Mack-Cali Realty Corp.	211,500	5,697,810
Medical Properties Trust, Inc.(a)	250,300	3,226,367
Omega Healthcare Investors, Inc.(a)	102,700	3,388,073
Piedmont Office Realty Trust, Inc. (Class A Stock)(a)	160,400	3,429,352
Ryman Hospitality Properties, Inc.(a)	31,700	1,960,011
Select Income REIT	132,800	3,424,912
Senior Housing Properties Trust	284,784	5,766,876
Summit Hotel Properties, Inc.	232,000	3,707,360
Sunstone Hotel Investors, Inc.	261,600	4,010,328

		68,377,163

Food & Staples Retailing — 1.6%
Kroger Co. (The)	33,100	976,119
SUPERVALU, Inc.*	346,900	1,339,034
Whole Foods Market, Inc.(a)	448,100	13,317,532

		15,632,685

Food Products — 1.9%
Archer-Daniels-Midland Co.	80,800	3,720,032
Bunge Ltd.	57,000	4,517,819
Pilgrim’s Pride Corp.(a)	124,600	2,804,123
Sanderson Farms, Inc.(a)	41,200	4,278,208
Tyson Foods, Inc. (Class A Stock)	49,800	3,073,158

		18,393,340

Health Care Equipment & Supplies — 1.5%
Hill-Rom Holdings, Inc.	36,700	2,591,020
Zimmer Biomet Holdings, Inc.	98,900	12,076,679

		14,667,699

Health Care Providers & Services — 2.8%
Aetna, Inc.	27,500	3,507,625
Cardinal Health, Inc.	72,000	5,871,600
Cigna Corp.	34,500	5,053,905
Community Health Systems, Inc.*(a)	46,200	409,794
Kindred Healthcare, Inc.	147,957	1,235,441
Laboratory Corp. of America Holdings*	19,600	2,812,012
Owens & Minor, Inc.(a)	47,400	1,640,040
Quest Diagnostics, Inc.	48,533	4,765,455
Select Medical Holdings Corp.*(a)	117,900	1,573,965

		26,869,837

Hotels, Restaurants & Leisure — 1.2%
Brinker International, Inc.(a)	134,300	5,903,828
Wyndham Worldwide Corp.	62,700	5,284,983

		11,188,811

Household Durables — 1.5%
Ethan Allen Interiors, Inc.(a)	56,239	1,723,725
Whirlpool Corp.	75,200	12,884,016

		14,607,741

Independent Power & Renewable Electricity Producers — 1.3%
AES Corp.	1,127,600	12,606,568

	Shares	Value
COMMON STOCKS (Continued)
Insurance — 6.8%
Aflac, Inc.	43,900	$3,179,238
Allstate Corp. (The)	68,200	5,557,618
American Financial Group, Inc.	55,400	5,286,268
Aspen Insurance Holdings Ltd. (Bermuda)	71,100	3,700,755
Everest Re Group Ltd.	24,948	5,833,092
Hartford Financial Services Group, Inc. (The)	150,200	7,220,114
Lincoln National Corp.	119,200	7,801,640
Maiden Holdings Ltd.	189,700	2,655,800
Principal Financial Group, Inc.	64,300	4,057,973
Universal Insurance Holdings, Inc.(a)	131,900	3,231,550
Unum Group	186,100	8,726,229
Validus Holdings Ltd.	88,700	5,001,793
XL Group Ltd. (Bermuda)	72,500	2,889,850

		65,141,920

IT Services — 2.6%
Amdocs Ltd.	152,700	9,313,173
Conduent, Inc.*	115,580	1,939,432
Convergys Corp.	152,500	3,225,375
Teradata Corp.*(a)	341,457	10,626,141

		25,104,121

Life Sciences Tools & Services — 0.7%
Quintiles IMS Holdings, Inc.*	84,900	6,836,997

Machinery — 2.5%
AGCO Corp.	28,000	1,685,040
Briggs & Stratton Corp.	150,500	3,378,725
Cummins, Inc.	31,000	4,687,200
Meritor, Inc.*	225,000	3,854,250
Oshkosh Corp.	75,900	5,205,981
Trinity Industries, Inc.(a)	95,900	2,546,145
Wabash National Corp.(a)	146,800	3,037,292

		24,394,633

Media — 1.6%
CBS Corp. (Class B Stock)(a)	76,300	5,292,168
Gannett Co., Inc.	46,949	393,433
Lions Gate Entertainment Corp. (Class A Stock)(a)	73,350	1,948,176
Lions Gate Entertainment Corp. (Class B Stock)*	73,350	1,788,273
TEGNA, Inc.	93,900	2,405,718
Viacom, Inc. (Class B Stock)	84,200	3,925,404

		15,753,172

Metals & Mining — 0.4%
Reliance Steel & Aluminum Co.	45,900	3,672,918

Mortgage Real Estate Investment Trusts (REITs) — 1.9%
Blackstone Mortgage Trust, Inc. (Class A Stock)	105,574	3,268,571
MFA Financial, Inc.	357,400	2,887,792
PennyMac Mortgage Investment Trust	124,800	2,215,200
Starwood Property Trust, Inc.	319,400	7,212,052
Two Harbors Investment Corp.	307,800	2,951,802

		18,535,417

Multiline Retail — 1.3%
Dillard’s, Inc. (Class A Stock)(a)	41,600	2,173,184

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multiline Retail (cont’d.)
Kohl’s Corp.(a)	122,805	$4,888,867
Macy’s, Inc.	177,100	5,249,244

`		12,311,295

Multi-Utilities — 2.3%
Ameren Corp.	73,300	4,001,447
CenterPoint Energy, Inc.	301,100	8,301,327
Public Service Enterprise Group, Inc.	215,100	9,539,685

		21,842,459

Oil, Gas & Consumable Fuels — 5.3%
Cabot Oil & Gas Corp.	298,100	7,127,571
Devon Energy Corp.	151,200	6,308,064
Marathon Petroleum Corp.	122,100	6,170,934
Murphy Oil Corp.(a)	91,400	2,613,126
ONEOK, Inc.(a)	135,700	7,523,208
PBF Energy, Inc. (Class A Stock)(a)	77,200	1,711,524
Ship Finance International Ltd. (Norway)(a)	59,900	880,530
Tesoro Corp.(a)	69,700	5,649,882
Valero Energy Corp.	114,900	7,616,721
Williams Cos., Inc. (The)	181,000	5,355,790

		50,957,350

Paper & Forest Products — 0.6%
Clearwater Paper Corp.*	49,500	2,772,000
Domtar Corp.(a)	71,600	2,614,832

		5,386,832

Pharmaceuticals — 1.7%
Lannett Co., Inc.*(a)	29,200	652,620
Mylan NV*	66,800	2,604,532
Perrigo Co. PLC(a)	100,300	6,658,917
Teva Pharmaceutical Industries Ltd. (Israel), ADR	195,500	6,273,595

		16,189,664

Professional Services — 0.5%
ManpowerGroup, Inc.	41,800	4,287,426

Road & Rail — 1.0%
Avis Budget Group, Inc.*	213,100	6,303,498
Ryder System, Inc.	40,800	3,077,952

		9,381,450

Semiconductors & Semiconductor Equipment — 3.2%
Amkor Technology, Inc.*	321,928	3,731,146
Lam Research Corp.	56,700	7,278,012
ON Semiconductor Corp.*	566,100	8,768,889
Skyworks Solutions, Inc.	110,100	10,787,598

		30,565,645

Software — 2.3%
CA, Inc.	130,200	4,129,944
Check Point Software Technologies Ltd. (Israel)*(a)	101,800	10,450,788
Nuance Communications, Inc.*	420,000	7,270,200

		21,850,932

Specialty Retail — 2.9%
Aaron’s, Inc.	53,100	1,579,194
Best Buy Co., Inc.(a)	152,305	7,485,791

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Foot Locker, Inc.	42,000	$3,142,020
GameStop Corp. (Class A Stock)(a)	103,100	2,324,905
Group 1 Automotive, Inc.(a)	31,030	2,298,702
Murphy USA, Inc.*(a)	53,000	3,891,260
Office Depot, Inc.	646,700	3,016,856
Penske Automotive Group, Inc.(a)	77,200	3,613,732

		27,352,460

Technology Hardware, Storage & Peripherals — 3.7%
HP, Inc.	208,400	3,726,192
NCR Corp.*	131,200	5,993,216
Seagate Technology PLC(a)	97,000	4,455,210
Western Digital Corp.	206,200	17,017,686
Xerox Corp.	577,900	4,241,786

		35,434,090

Thrifts & Mortgage Finance — 0.5%
MGIC Investment Corp.*	193,500	1,960,155
Radian Group, Inc.	180,083	3,234,291

		5,194,446

Trading Companies & Distributors — 1.5%
AerCap Holdings NV (Ireland)*	234,400	10,775,368
Aircastle Ltd.	165,598	3,995,880

		14,771,248

TOTAL LONG-TERM INVESTMENTS (cost $735,763,831)		937,854,602

SHORT-TERM INVESTMENTS — 20.2%
AFFILIATED MUTUAL FUNDS — 18.8%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	6,392,853	6,392,853
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $174,149,783; includes $173,979,658 of cash collateral for securities on loan)(b)(w)	174,110,140	174,144,962

TOTAL AFFILIATED MUTUAL FUNDS (cost $180,542,636)		180,537,815

UNAFFILIATED FUND — 1.4%
BlackRock Liquidity Funds FedFund Portfolio (cost $13,659,900)	13,659,900	13,659,900

TOTAL SHORT-TERM INVESTMENTS (cost $194,202,536)		194,197,715

TOTAL INVESTMENTS — 118.0% (cost $929,966,367)		1,132,052,317
Liabilities in excess of other assets — (18.0)%		(172,674,513)

NET ASSETS — 100.0%		$959,377,804

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $170,084,440; cash collateral of $173,979,658 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	-	unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	-	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 54,582,565	$ —	$ —
Airlines	19,813,566	—	—
Auto Components	14,093,706	—	—
Automobiles	3,769,150	—	—
Banks	52,243,304	—	—
Biotechnology	2,680,524	—	—
Building Products	7,703,411	—	—
Capital Markets	13,779,696	—	—
Chemicals	38,972,072	—	—
Commercial Services & Supplies	12,183,352	—	—
Communications Equipment	13,340,520	—	—
Construction & Engineering	12,164,630	—	—
Consumer Finance	11,709,662	—	—
Containers & Packaging	10,699,347	—	—
Diversified Consumer Services	1,864,670	—	—
Electric Utilities	33,768,792	—	—
Electronic Equipment, Instruments & Components	26,768,355	—	—
Energy Equipment & Services	10,408,961	—	—
Equity Real Estate Investment Trusts (REITs)	68,377,163	—	—
Food & Staples Retailing	15,632,685	—	—
Food Products	18,393,340	—	—
Health Care Equipment & Supplies	14,667,699	—	—
Health Care Providers & Services	26,869,837	—	—
Hotels, Restaurants & Leisure	11,188,811	—	—
Household Durables	14,607,741	—	—
Independent Power & Renewable Electricity Producers	12,606,568	—	—
Insurance	65,141,920	—	—
IT Services	25,104,121	—	—
Life Sciences Tools & Services	6,836,997	—	—
Machinery	24,394,633	—	—
Media	15,753,172	—	—
Metals & Mining	3,672,918	—	—
Mortgage Real Estate Investment Trusts (REITs)	18,535,417	—	—
Multiline Retail	12,311,295	—	—
Multi-Utilities	21,842,459	—	—
Oil, Gas & Consumable Fuels	50,957,350	—	—
Paper & Forest Products	5,386,832	—	—
Pharmaceuticals	16,189,664	—	—
Professional Services	4,287,426	—	—
Road & Rail	9,381,450	—	—
Semiconductors & Semiconductor Equipment	30,565,645	—	—
Software	21,850,932	—	—

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Level 1	Level 2	Level 3
Specialty Retail	$ 27,352,460	$ —	$ —
Technology Hardware, Storage & Peripherals	35,434,090	—	—
Thrifts & Mortgage Finance	5,194,446	—	—
Trading Companies & Distributors	14,771,248	—	—
Affiliated Mutual Funds	180,537,815	—	—
Unaffiliated Fund	13,659,900	—	—

Total	$1,132,052,317	$ —	$ —

During the period, there were no transfers between level 1, level 2 and level 3 to the report.

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 88.5%
COMMON STOCKS — 61.8%
Aerospace & Defense — 1.3%
Airbus SE (France)	8,700	$663,479
Boeing Co. (The)	30,295	5,357,974
Hexcel Corp.(a)	57,781	3,151,954
Safran SA (France)	8,290	618,717
Textron, Inc.	10,825	515,162

		10,307,286

Airlines — 0.6%
Delta Air Lines, Inc.	62,310	2,863,768
Japan Airlines Co. Ltd. (Japan)	34,600	1,098,548
Ryanair Holdings PLC (Ireland), ADR*	6,182	512,982

		4,475,298

Auto Components — 0.8%
Bridgestone Corp. (Japan)	25,000	1,014,829
Continental AG (Germany)	3,043	667,181
Denso Corp. (Japan)	20,800	917,740
GKN PLC (United Kingdom)	380,300	1,732,174
Hyundai Mobis Co. Ltd. (South Korea)	2,416	519,724
Magna International, Inc. (Canada)(a)	13,785	594,961
Magna International, Inc. (Canada)	12,794	552,128

		5,998,737

Automobiles — 0.4%
BYD Co. Ltd. (China) (Class H Stock)(a)	55,000	304,995
General Motors Co.	54,090	1,912,622
Toyota Motor Corp. (Japan)(a)	20,200	1,096,413

		3,314,030

Banks — 5.0%
Akbank TAS (Turkey)	175,572	412,215
Banco Bradesco SA (Brazil), ADR(a)	62,524	640,246
Bancolombia SA (Colombia), ADR(a)	11,501	458,545
Bank of America Corp.	389,029	9,177,194
Barclays PLC (United Kingdom)	632,334	1,784,937
Citizens Financial Group, Inc.	81,339	2,810,262
DBS Group Holdings Ltd. (Singapore)	144,000	1,994,673
DNB ASA (Norway)	56,836	902,475
Erste Group Bank AG (Austria)*	17,491	569,542
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	105,700	608,267
HDFC Bank Ltd. (India), ADR	12,778	961,161
HSBC Holdings PLC (United Kingdom), (QMTF)	84,106	686,038
HSBC Holdings PLC (United Kingdom), (XHKG)	165,600	1,352,669
ICICI Bank Ltd. (India), ADR	80,407	691,500
JPMorgan Chase & Co.	63,850	5,608,584
KeyCorp	165,290	2,938,856
Komercni Banka A/S (Czech Republic)	8,623	320,342
Mediobanca SpA (Italy)	145,500	1,311,874
Resona Holdings, Inc. (Japan)	233,100	1,253,117
Societe Generale SA (France)	10,364	525,097
Sumitomo Mitsui Financial Group, Inc. (Japan)	40,500	1,474,150
SunTrust Banks, Inc.	55,570	3,073,021

		39,554,765

	Shares	Value
COMMON STOCKS (Continued)
Beverages — 1.4%
Coca-Cola Amatil Ltd. (Australia)	84,100	$695,303
Coca-Cola West Co. Ltd. (Japan)	33,375	1,078,346
Davide Campari-Milano SpA (Italy)	66,000	765,576
Diageo PLC (United Kingdom)	28,748	823,203
Dr. Pepper Snapple Group, Inc.	8,990	880,301
Heineken Holding NV (Netherlands)	22,700	1,803,064
Heineken NV (Netherlands)	6,594	561,140
Monster Beverage Corp.*	15,920	735,026
PepsiCo, Inc.	34,362	3,843,733

		11,185,692

Biotechnology — 2.0%
AbbVie, Inc.	62,203	4,053,147
Alexion Pharmaceuticals, Inc.*	6,690	811,096
Amgen, Inc.	19,210	3,151,785
Celgene Corp.*	24,490	3,047,291
Gilead Sciences, Inc.	36,700	2,492,664
Incyte Corp.*	6,975	932,348
Shire PLC	17,963	1,046,650

		15,534,981

Building Products — 0.7%
Johnson Controls International PLC	98,914	4,166,258
Masco Corp.	47,710	1,621,663

		5,787,921

Capital Markets — 2.6%
Ameriprise Financial, Inc.	5,345	693,140
Azimut Holding SpA (Italy)	41,200	715,457
CME Group, Inc.	26,764	3,179,563
Credit Suisse Group AG (Switzerland), ADR(a)	31,867	472,906
Daiwa Securities Group, Inc. (Japan)	222,600	1,358,190
Deutsche Boerse AG (Germany)*	15,200	1,392,878
Eaton Vance Corp.	17,440	784,102
Goldman Sachs Group, Inc. (The)	15,100	3,468,772
IG Group Holdings PLC (United Kingdom)	43,305	269,926
Morgan Stanley	85,270	3,652,967
MSCI, Inc. (Class A Stock)	4,585	445,616
State Street Corp.	35,360	2,815,010
UBS Group AG (Switzerland)	75,500	1,206,838

		20,455,365

Chemicals — 1.5%
Akzo Nobel NV (Netherlands)	12,800	1,059,636
Arkema SA (France)	7,597	747,857
Celanese Corp. (Class A Stock)	20,090	1,805,087
Denka Co. Ltd. (Japan)	192,000	998,632
Dow Chemical Co. (The)	38,590	2,452,009
E.I. du Pont de Nemours & Co.	39,012	3,133,834
FMC Corp.	8,805	612,740
Kuraray Co. Ltd. (Japan)	65,600	997,947

		11,807,742

Commercial Services & Supplies — 0.2%
Copart, Inc.*	8,355	517,425
MSA Safety, Inc.	7,795	551,029
Secom Co. Ltd. (Japan)	10,400	747,317

		1,815,771

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment — 0.8%
Cisco Systems, Inc.	104,930	$3,546,634
F5 Networks, Inc.*	21,725	3,097,334

		6,643,968

Construction & Engineering — 0.2%
Boskalis Westminster (Netherlands)	19,300	664,937
Chicago Bridge & Iron Co. NV(a)	12,605	387,604
MasTec, Inc.*	19,880	796,194

		1,848,735

Construction Materials — 0.2%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	133,000	452,339
Eagle Materials, Inc.	6,160	598,382
Summit Materials, Inc. (Class A Stock)*	17,985	444,409

		1,495,130

Consumer Finance — 0.8%
American Express Co.	43,830	3,467,391
Discover Financial Services	43,790	2,994,798

		6,462,189

Containers & Packaging — 0.3%
Berry Plastics Group, Inc.*	10,780	523,585
Packaging Corp. of America	7,890	722,882
Smurfit Kappa Group PLC (Ireland)	43,368	1,145,906

		2,392,373

Distributors — 0.2%
Inchcape PLC (United Kingdom)	94,500	996,311
Pool Corp.	7,280	868,722

		1,865,033

Diversified Financial Services — 0.7%
Challenger Ltd. (Australia)	134,600	1,290,072
First Pacific Co. Ltd. (Hong Kong)	566,975	412,102
Groupe Bruxelles Lambert SA (Belgium)	11,700	1,061,816
Investor AB (Sweden) (Class B Stock)	23,084	970,612
ORIX Corp. (Japan)	105,400	1,564,404

		5,299,006

Diversified Telecommunication Services — 0.8%
AT&T, Inc.	77,180	3,206,829
Inmarsat PLC (United Kingdom)	8,500	90,556
Nippon Telegraph & Telephone Corp. (Japan)	21,700	927,747
TDC A/S (Denmark)	207,400	1,068,166
Verizon Communications, Inc.	20,395	994,256

		6,287,554

Electric Utilities — 1.1%
American Electric Power Co., Inc.	43,020	2,887,933
Exelon Corp.	73,750	2,653,525
PG&E Corp.	45,240	3,002,126

		8,543,584

Electrical Equipment — 0.8%
ABB Ltd. (Switzerland)*	28,000	655,354
AMETEK, Inc.	59,085	3,195,317
Gamesa Corp. Tecnologica SA (Spain)	33,800	799,535

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment (cont’d.)
Prysmian SpA (Italy)	58,635	$1,550,161

		6,200,367

Electronic Equipment, Instruments & Components — 1.0%
Flex Ltd.*	48,600	816,479
Hitachi Ltd. (Japan)	394,600	2,142,580
Hon Hai Precision Industry Co. Ltd. (Taiwan)	238,100	714,083
Sanmina Corp.*	11,170	453,502
Universal Display Corp.(a)	44,512	3,832,483

		7,959,127

Energy Equipment & Services — 0.4%
Core Laboratories NV(a)	7,518	868,479
Halliburton Co.	27,350	1,345,894
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	6,208	433,019
TechnipFMC PLC (United Kingdom)*	25,600	831,999

		3,479,391

Equity Real Estate Investment Trusts (REITs) — 0.1%
British Land Co. PLC (The) (United Kingdom)	104,200	796,512

Food & Staples Retailing — 0.6%
CVS Health Corp.	15,645	1,228,133
FamilyMart UNY Holdings Co. Ltd. (Japan)	8,900	531,036
Kroger Co. (The)	20,255	597,320
METRO AG (Germany)	32,300	1,032,072
Sysco Corp.	18,820	977,134

		4,365,695

Food Products — 1.4%
Blue Buffalo Pet Products, Inc.*(a)	17,560	403,879
Bunge Ltd.	30,120	2,387,311
Indofood Sukses Makmur Tbk PT (Indonesia)	565,800	339,759
Ingredion, Inc.	24,270	2,922,836
Kraft Heinz Co. (The)	33,090	3,004,903
Nestle SA (Switzerland)	28,667	2,200,243

		11,258,931

Health Care Equipment & Supplies — 0.4%
Boston Scientific Corp.*	72,160	1,794,619
Getinge AB (Sweden) (Class B Stock)(a)	28,264	495,567
Hill-Rom Holdings, Inc.	8,835	623,751

		2,913,937

Health Care Providers & Services — 2.0%
Aetna, Inc.	15,920	2,030,595
AmerisourceBergen Corp.	8,115	718,178
HealthSouth Corp.(a)	15,910	681,107
Humana, Inc.	5,330	1,098,726
Laboratory Corp. of America Holdings*	3,955	567,424
McKesson Corp.	18,748	2,779,578
Sonic Healthcare Ltd. (Australia)	66,200	1,118,414
UnitedHealth Group, Inc.	38,066	6,243,204
WellCare Health Plans, Inc.*	5,685	797,094

		16,034,320

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure — 0.7%
Carnival Corp.	16,299	$960,174
International Game Technology PLC	24,440	579,227
MGM China Holdings Ltd. (Macau)	348,600	726,925
MGM Resorts International	21,775	596,635
Sodexo SA (France)	4,967	583,606
TUI AG (Germany)	69,200	957,066
Wyndham Worldwide Corp.	16,940	1,427,873

		5,831,506

Household Durables — 1.1%
Lennar Corp. (Class A Stock)	48,810	2,498,584
Mohawk Industries, Inc.*	3,015	691,912
PulteGroup, Inc.(a)	134,750	3,173,363
Sony Corp. (Japan)	42,200	1,424,184
Steinhoff International Holdings NV (South Africa)	120,500	576,428

		8,364,471

Household Products — 0.3%
Kimberly-Clark Corp.	7,860	1,034,612
Spectrum Brands Holdings, Inc.(a)	5,765	801,393
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	22,878	737,273

		2,573,278

Independent Power & Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd. (Japan)	27,000	634,472

Industrial Conglomerates — 1.9%
CK Hutchison Holdings Ltd. (Hong Kong)	103,100	1,269,360
DCC PLC (United Kingdom)	11,000	968,354
General Electric Co.	292,234	8,708,573
Koninklijke Philips NV (Netherlands)	63,316	2,033,987
Siemens AG (Germany)	14,905	2,041,577

		15,021,851

Insurance — 2.5%
Allianz SE (Germany)	6,021	1,116,576
Allstate Corp. (The)	34,990	2,851,335
American International Group, Inc.	50,806	3,171,819
Aviva PLC (United Kingdom)	260,338	1,737,249
China Life Insurance Co. Ltd. (China) (Class H Stock)	285,000	871,965
Chubb Ltd.	24,326	3,314,418
Everest Re Group Ltd.	3,407	796,591
Lincoln National Corp.	46,720	3,057,824
MS&AD Insurance Group Holdings, Inc. (Japan)	42,000	1,341,505
Talanx AG (Germany)	16,500	581,743
XL Group Ltd. (Bermuda)	13,570	540,900

		19,381,925

Internet & Direct Marketing Retail — 0.8%
Amazon.com, Inc.*	3,780	3,351,121
Netflix, Inc.*	7,355	1,087,143
Priceline Group, Inc. (The)*	900	1,601,973

		6,040,237

Internet Software & Services — 1.5%
Alphabet, Inc. (Class A Stock)*	5,305	4,497,579

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
Alphabet, Inc. (Class C Stock)*	4,536	$3,762,884
Facebook, Inc. (Class A Stock)*	24,165	3,432,638
LogMeIn, Inc.	2,450	238,875

		11,931,976

IT Services — 2.0%
Alliance Data Systems Corp.	3,515	875,235
Amadeus IT Group SA (Spain) (Class A Stock)	22,579	1,144,051
Fidelity National Information Services, Inc.	36,630	2,916,481
Fiserv, Inc.*	6,055	698,202
International Business Machines Corp.	9,520	1,657,813
Science Applications International Corp.	7,780	578,832
Square, Inc. (Class A Stock)*(a)	34,655	598,838
Vantiv, Inc. (Class A Stock)*	14,310	917,557
Visa, Inc. (Class A Stock)(a)	60,859	5,408,539
Worldpay Group PLC (United Kingdom), 144A	159,303	588,978

		15,384,526

Life Sciences Tools & Services — 0.2%
ICON PLC*	21,618	1,723,387

Machinery — 1.6%
Crane Co.	9,130	683,198
Cummins, Inc.	4,890	739,368
Deere & Co.	24,985	2,719,867
FANUC Corp. (Japan)	5,900	1,214,641
Ingersoll-Rand PLC	42,924	3,490,580
Komatsu Ltd. (Japan)	28,200	738,650
Mitsubishi Heavy Industries Ltd. (Japan)	168,200	676,796
Oshkosh Corp.	11,540	791,529
PACCAR, Inc.	8,275	556,080
Stanley Black & Decker, Inc.	5,315	706,204

		12,316,913

Marine — 0.1%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	300	496,900
Orient Overseas International Ltd. (Hong Kong)	68,500	365,879

		862,779

Media — 2.1%
Comcast Corp. (Class A Stock)	142,293	5,348,794
Grupo Televisa SAB (Mexico), ADR	20,700	536,957
ITV PLC (United Kingdom)	227,798	625,342
Publicis Groupe SA (France)	13,600	949,558
Scripps Networks Interactive, Inc. (Class A Stock)(a)	6,435	504,311
Sky PLC (United Kingdom)	73,200	895,219
UBM PLC (United Kingdom)	65,777	629,839
Vivendi SA (France)	77,100	1,495,640
Walt Disney Co. (The)	50,771	5,756,924

		16,742,584

Metals & Mining — 0.5%
BHP Billiton Ltd. (Australia), ADR	9,143	332,074
BHP Billiton PLC (Australia), ADR	20,300	632,345
Norsk Hydro ASA (Norway)	98,438	573,670
Rio Tinto PLC (United Kingdom), ADR(a)	13,196	536,813

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
South32 Ltd. (Australia)	324,000	$683,045
Steel Dynamics, Inc.	11,940	415,034
voestalpine AG (Austria)	13,920	547,453

		3,720,434

Multiline Retail — 0.2%
Target Corp.(a)	27,300	1,506,687

Multi-Utilities — 0.5%
Engie SA (France)	111,700	1,578,507
National Grid PLC (United Kingdom)	88,716	1,125,564
Veolia Environnement SA (France)	82,200	1,541,409

		4,245,480

Oil, Gas & Consumable Fuels — 3.3%
Anadarko Petroleum Corp.	38,785	2,404,670
Chevron Corp.	46,240	4,964,789
Enbridge, Inc. (Canada)	11,965	500,616
Eni SpA (Italy)	64,300	1,052,806
EOG Resources, Inc.	6,790	662,365
Exxon Mobil Corp.	70,790	5,805,488
JX Holdings, Inc. (Japan)(a)	128,200	631,199
Marathon Petroleum Corp.	47,670	2,409,242
Occidental Petroleum Corp.	43,378	2,748,430
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	15,489	407,802
Statoil ASA (Norway), ADR	30,654	526,636
TOTAL SA (France)	18,000	910,144
Valero Energy Corp.	39,400	2,611,826

		25,636,013

Personal Products — 0.2%
Unilever PLC (United Kingdom)	28,159	1,389,004

Pharmaceuticals — 2.8%
Allergan PLC	23,990	5,731,691
Astellas Pharma, Inc. (Japan)	102,900	1,357,140
Bayer AG (Germany)	6,500	748,890
Bristol-Myers Squibb Co.	15,455	840,443
Merck KGaA (Germany)	11,100	1,264,885
Novartis AG (Switzerland)	25,167	1,868,840
Novartis AG (Switzerland), ADR(a)	11,760	873,415
Pfizer, Inc.	116,070	3,970,755
Roche Holding AG (Switzerland)	3,433	877,934
Sanofi (France)	24,658	2,228,974
Shanghai Fosun Pharmaceutical Group Co. Ltd. (China) (Class H Stock)	125,000	460,026
Teva Pharmaceutical Industries Ltd. (Israel), ADR	37,082	1,189,961
Zoetis, Inc.	12,155	648,712

		22,061,666

Real Estate Management & Development — 0.5%
CBRE Group, Inc. (Class A Stock)*	84,890	2,953,323
Cheung Kong Property Holdings Ltd. (Hong Kong)	118,800	801,404
Savills PLC (United Kingdom)	22,600	261,136

		4,015,863

Road & Rail — 0.1%
Union Pacific Corp.	9,110	964,931

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment — 2.0%
Advanced Semiconductor Engineering, Inc. (Taiwan)	520,487	$666,759
Applied Materials, Inc.	137,770	5,359,253
Broadcom Ltd.	9,400	2,058,223
Infineon Technologies AG (Germany)	73,600	1,506,400
Intel Corp.	90,830	3,276,238
Lam Research Corp.	5,690	730,368
Micron Technology, Inc.*	31,355	906,160
ON Semiconductor Corp.*	53,505	828,792
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	94,000	589,439

		15,921,632

Software — 2.4%
Check Point Software Technologies Ltd. (Israel)*(a)	8,470	869,530
Citrix Systems, Inc.*	22,340	1,862,933
Electronic Arts, Inc.*	12,145	1,087,220
Micro Focus International PLC (United Kingdom)	27,400	781,565
Microsoft Corp.	171,298	11,281,686
SAP SE (Germany)	17,000	1,667,841
Square Enix Holdings Co. Ltd. (Japan)	21,200	601,801
VMware, Inc. (Class A Stock)*(a)	6,500	598,910

		18,751,486

Specialty Retail — 1.5%
Advance Auto Parts, Inc.	15,423	2,286,614
Home Depot, Inc. (The)	53,312	7,827,801
Kingfisher PLC (United Kingdom)	227,661	931,494
Ross Stores, Inc.	12,375	815,141

		11,861,050

Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.	113,951	16,370,201
FUJIFILM Holdings Corp. (Japan)	18,800	736,920
Samsung Electronics Co. Ltd. (South Korea)	739	1,360,067
Seagate Technology PLC(a)	63,791	2,929,921
Western Digital Corp.	29,730	2,453,617

		23,850,726

Tobacco — 0.5%
Altria Group, Inc.	34,900	2,492,558
Imperial Brands PLC (United Kingdom)	23,506	1,139,184

		3,631,742

Trading Companies & Distributors — 0.3%
HD Supply Holdings, Inc.*	14,475	595,284
Rexel SA (France)	61,700	1,117,861
United Rentals, Inc.*	6,825	853,466

		2,566,611

Transportation Infrastructure — 0.3%
Abertis Infraestructuras SA (Spain)	26,992	434,509
Aena SA (Spain), 144A	9,800	1,548,987

		1,983,496

Water Utilities — 0.1%
Guangdong Investment Ltd. (China)	793,500	1,131,468

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

		Shares	Value
COMMON STOCKS (Continued)
Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc. (Canada) (Class B Stock)		8,106	$358,447
SoftBank Group Corp. (Japan)		14,400	1,021,178
T-Mobile US, Inc.*		10,850	700,802
Vodafone Group PLC (United Kingdom)		408,248	1,063,886

			3,144,313

TOTAL COMMON STOCKS (cost $434,070,944)			487,275,947

PREFERRED STOCK — 0.1%
Automobiles
Hyundai Motor Co. (South Korea) (PRFC), (cost $982,861)		10,000	888,176

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.0%
Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust,
Series 2015-1, Class A3
1.390%	09/16/19	144	143,601
Series 2015-2, Class A3
1.490%	11/15/19	169	169,111
Series 2016-1, Class A3
1.470%	04/15/20	93	92,972
Series 2017-2, Class A2^
1.490%	11/15/19	184	183,982
Ally Master Owner Trust,
Series 2014-4, Class A1
1.312%(c)	06/17/19	300	300,173
Americredit Automobile Receivables Trust,
Series 2016-1, Class B
2.300%	03/08/21	303	304,967
Series 2017-1, Class A2A
1.510%	05/18/20	65	64,965
BMW Vehicle Lease Trust,
Series 2015-2, Class A3
1.400%	09/20/18	119	119,043
Series 2016-1, Class A3
1.340%	01/22/19	142	141,895
CarMax Auto Owner Trust,
Series 2013-4, Class C
1.950%	09/16/19	78	78,261
Series 2016-3, Class A3
1.390%	05/17/21	443	439,207
Series 2017-1, Class A3
1.980%	11/15/21	235	236,009
CLI Funding V LLC,
Series 2014-2A, Class A, 144A
3.380%	10/18/29	754	738,781
Cronos Containers Program I Ltd. (Bermuda),
Series 2014-2A, Class A, 144A
3.270%	11/18/29	741	723,168
Domino’s Pizza Master Issuer LLC,
Series 2012-1A, Class A2, 144A
5.216%	01/25/42	835	846,004

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Drive Auto Receivables Trust,
Series 2016-CA, Class A3, 144A
1.670%	11/15/19	120	$120,038
Enterprise Fleet Financing LLC,
Series 2017-1, Class A2, 144A
2.130%	07/20/22	200	200,192
FRS I LLC,
Series 2013-1A, Class A1, 144A
1.800%	04/15/43	242	236,972
GM Financial Automobile Leasing Trust,
Series 2015-2, Class A3
1.680%	12/20/18	600	601,044
Series 2016-2, Class A3
1.620%	09/20/19	489	488,915
Series 2017-1, Class A2A
1.670%	09/20/19	158	158,040
Nissan Auto Lease Trust,
Series 2014-B, Class A4
1.290%	03/16/20	155	155,376
SBA Small Business Investment Cos.,
Series 2017-10A, Class 1^
2.845%	03/10/27	930	933,503
SMART Trust (Australia),
Series 2015-1US, Class A3A
1.500%	09/14/18	388	387,802
Sonic Capital LLC,
Series 2016-1A, Class A2, 144A
4.472%	05/20/46	348	342,899
Synchrony Credit Card Master Note Trust,
Series 2012-7, Class A
1.760%	09/15/22	475	472,864
Series 2016-1, Class A
2.040%	03/15/22	770	772,828
Taco Bell Funding LLC,
Series 2016-1A, Class A2I, 144A
3.832%	05/25/46	468	474,064
Textainer Marine Containers III Ltd. (Bermuda),
Series 2013-1A, Class A, 144A
3.900%	09/20/38	585	582,442
Series 2014-1A, Class A, 144A
3.270%	10/20/39	353	344,683
United States Small Business Administration,
Series 2011-20J, Class 1
2.760%	10/01/31	807	811,681
Series 2012-20C, Class 1
2.510%	03/01/32	613	610,022
Series 2014-20L, Class 1
2.700%	12/01/34	851	856,661
Verizon Owner Trust,
Series 2016-2A, Class A, 144A
1.680%	05/20/21	366	364,779
Series 2016-2A, Class B, 144A
2.150%	05/20/21	800	796,815
Volkswagen Auto Loan Enhanced Trust,
Series 2013-2, Class A4
1.160%	03/20/20	195	194,920

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
World Financial Network Credit Card Master Trust,
Series 2013-A, Class A
1.610%	12/15/21	745	$746,127
World Omni Automobile Lease Securitization Trust,
Series 2017-A, Class A2
1.680%	12/16/19	114	114,107

TOTAL ASSET-BACKED SECURITIES (cost $ 15,439,418)			15,348,913

CERTIFICATE OF DEPOSIT — 0.0%
Barclays Bank Delaware (United Kingdom)^
(cost $ 245,000)
1.500%(c)	03/26/18	245	240,958

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.0%
BBCMS Mortgage Trust,
Series 2017-C1, Class A4
3.674%	02/15/50	155	159,636
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-PW18, Class A4
5.700%	06/11/50	691	699,272
CD Mortgage Trust,
Series 2017-CD3, Class A4
3.631%	02/10/50	147	151,459
CFCRE Commercial Mortgage Trust,
Series 2016-C7, Class A3
3.839%	12/10/54	134	137,921
CFCRE Mortgage Trust,
Series 2015-RUM, Class C, 144A
3.662%(c)	07/15/30	875	862,548
Chicago Skyscraper Trust 2017 SKY,
Series 2017-SKY, Class A, 144A
1.713%(c)	04/15/30	775	775,145
Chrysler Capital Auto Receivables Trust,
Series 2016-BA, Class A3, 144A
1.640%	07/15/21	112	111,643
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class B
4.345%(c)	10/10/47	275	285,429
CNH Equipment Trust,
Series 2017-A, Class A2
1.640%	07/15/20	300	300,785
Commercial Mortgage Trust,
Series 2012-CR1, Class B
4.612%	05/15/45	785	832,454
Series 2012-CR2, Class A4
3.147%	08/15/45	534	547,153
Series 2013-CR12, Class ASB
3.623%	10/10/46	130	136,132
Series 2014-CR15, Class A2
2.928%	02/10/47	280	284,884
Series 2014-CR20, Class AM
3.938%	11/10/47	1,000	1,037,081
Series 2014-UBS2, Class A1
1.298%	03/10/47	183	182,797
Series 2014-UBS5, Class AM

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
4.193%(c)	09/10/47	300	$311,950
Series 2014-UBS5, Class C
4.613%(c)	09/10/47	940	937,798
Series 2015-PC1, Class A5
3.902%	07/10/50	145	150,942
DBCCRE Mortgage Trust,
Series 2014-ARCP, Class C, 144A
4.935%(c)	01/10/34	780	757,058
DBJPM Mortgage Trust,
Series 2016-C3, Class A5
2.890%	09/10/49	950	922,401
DBUBS Mortgage Trust,
Series 2011-LC1A, Class A2, 144A
4.528%	11/10/46	185	189,460
FHLMC Multifamily Structured Pass-Through Certificates,
Series K706, Class A2
2.323%	10/25/18	285	287,474
FREMF Mortgage Trust,
Series 2012-K705, Class B, 144A
4.160%(c)	09/25/44	279	286,078
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-LD12, Class A1A
5.850%(c)	02/15/51	105	105,681
Series 2016-JP2, Class A4
2.822%	08/15/49	81	78,203
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class B
4.464%(c)	08/15/47	890	927,527
Morgan Stanley Capital I Trust,
Series 2007-IQ16, Class A4
5.809%	12/12/49	593	596,234
Series 2008-T29, Class A4
6.301%(c)	01/11/43	287	294,528
Series 2014-CPT, Class A, 144A
3.350%	07/13/29	208	215,285
Series 2016-UB12, Class A4
3.596%	12/15/49	168	172,128
Motel 6 Trust,
Series 2015-MTL6, Class B, 144A
3.298%	02/05/30	795	797,618
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4
3.525%	05/10/63	60	62,502
Series 2013-C5, Class AAB
2.687%	03/10/46	90	90,624
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30	201	203,330
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class AS
3.580%	02/15/48	470	474,471
Series 2016-C35, Class A4
2.931%	07/15/48	310	301,056
WFRBS Commercial Mortgage Trust,
Series 2011-C2, Class A4, 144A
4.869%(c)	02/15/44	123	133,120
Series 2014-C19, Class B
4.723%(c)	03/15/47	825	872,398

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $16,072,157)			$15,672,205

CORPORATE BONDS — 10.4%
Aerospace & Defense — 0.1%
Orbital ATK, Inc.,
Gtd. Notes
5.250%	10/01/21	590	609,913

Agriculture — 0.0%
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.250%	11/10/44	334	330,412

Airlines — 0.2%
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29	138	138,896
American Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.200%	12/15/29	459	448,985
American Airlines 2016-3 Class AA Pass-Through Trust,
Pass-Through Certificates
3.000%	04/15/30	617	590,778
Ethiopian Leasing 2012 LLC (Ethiopia),
Gov’t. Gtd. Notes
2.646%	05/12/26	594	598,525

			1,777,184

Auto Manufacturers — 0.2%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.450%	05/18/20	267	267,336
Ford Motor Co.,
Sr. Unsec’d. Notes
4.346%	12/08/26	290	295,720
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.375%	01/16/18	400	401,728
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/06/21	329	330,248
3.700%	11/24/20	151	155,470

			1,450,502

Automobile Manufacturers — 0.0%
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.750%	09/27/19	306	300,782

Banks — 2.3%
American Express Centurion Bank,
Certificate of Deposit
2.300%	04/05/21	245	246,664
ANZ New Zealand Int’l Ltd. London (New Zealand),
Gtd. Notes, 144A
2.875%	01/25/22	695	696,247
Bank of America Corp.,
Jr. Sub. Notes
6.500%(c)	10/29/49	560	611,099

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
4.100%	07/24/23(a)	280	$293,292
Sr. Unsec’d. Notes, MTN
5.625%	07/01/20	600	658,045
5.650%	05/01/18	150	156,063
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
2.100%	01/15/19	622	626,610
2.600%	02/07/22	233	233,105
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.650%	06/14/19	371	368,647
Bank One Michigan,
Sub. Notes
8.250%	11/01/24	600	763,160
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	295	287,209
Capital One Financial Corp.,
Sub. Notes
4.200%	10/29/25	258	259,029
Capital One NA,
Sr. Unsec’d. Notes
2.250%	09/13/21	250	244,611
2.350%	01/31/20	469	469,098
Citigroup, Inc.,
Sr. Unsec’d. Notes
1.800%	02/05/18	831	831,427
3.200%	10/21/26	96	91,830
7.875%	05/15/25	715	897,053
Citizens Financial Group, Inc.,
Sub. Notes
5.158%(c)	06/29/23	555	570,060
Cooperatieve Rabobank UA (Netherlands),
Jr. Sub. Notes, 144A
11.000%(c)	12/29/49	475	554,563
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
6.000%	09/01/17	640	650,580
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
4.000%	03/03/24	775	803,510
Sub. Notes
5.150%	05/22/45	580	609,426
HSBC Bank USA NA,
Certificate of Deposit
1.625%	12/09/20	245	244,496
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.950%	10/01/26	255	242,445
3.250%	09/23/22	805	819,692
3.625%	05/13/24(a)	259	264,877
Lloyds Bank PLC (United Kingdom),
Jr. Sub. Notes, 144A
12.000%(c)	12/29/49	450	603,450
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
2.125%	04/25/18	396	397,513
Sub. Notes

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
5.000%	11/24/25	565	$606,687
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22	562	578,755
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
2.150%	03/15/19	280	281,746
Standard Chartered PLC (United Kingdom),
Sub. Notes, 144A
3.950%	01/11/23	500	500,267
State Street Corp.,
Sr. Unsec’d. Notes
3.300%	12/16/24	608	616,908
Swedbank AB (Sweden),
Sr. Unsec’d. Notes, 144A
2.800%	03/14/22	307	307,520
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes
1.800%	07/13/21	194	189,034
Wells Fargo & Co.,
Jr. Sub. Notes
5.900%(c)	12/29/49	570	595,137
Sr. Unsec’d. Notes
5.625%	12/11/17	190	195,197
Sr. Unsec’d. Notes, MTN
3.300%	09/09/24	461	461,708
Wells Fargo Bank NA,
Certificate of Deposit
2.250%	03/29/21	245	247,913

			18,074,673

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	362	382,981
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
7.750%	01/15/19	234	257,437
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
2.875%	10/27/25	121	119,828
PepsiCo, Inc.,
Sr. Unsec’d. Notes
4.250%	10/22/44	250	257,490

			1,017,736

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.250%	08/19/23	137	130,832

Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
7.375%	03/01/23	420	501,904
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
6.000%	07/15/18	533	563,818

			1,065,722

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services — 0.1%
George Washington University (The),
Unsec’d. Notes
3.485%	09/15/22	163	$167,767
Loyola University of Chicago,
Sr. Unsec’d. Notes
3.199%	07/01/22	169	169,384
Northwestern University,
Unsec’d. Notes
3.688%	12/01/38	117	116,824
United Rentals North America, Inc.,
Gtd. Notes
5.500%	07/15/25	575	592,250

			1,046,225

Computers — 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes
2.400%	05/03/23	560	550,637
4.650%	02/23/46	309	331,558
Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
Sr. Sec’d. Notes, 144A
8.350%	07/15/46(a)	580	749,068
International Business Machines Corp.,
Sr. Unsec’d. Notes
3.625%	02/12/24	524	548,644

			2,179,907

Consumer Finance — 0.1%
Estee Lauder Cos., Inc. (The),
Sr. Unsec’d. Notes
5.750%	10/15/33	545	631,051

Distribution/Wholesale — 0.0%
HD Supply, Inc.,
Gtd. Notes, 144A
5.750%	04/15/24	310	326,058

Diversified Financial Services — 1.2%
Ahold Lease Pass-Through Trust (Netherlands),
Pass-Through Certificates
8.620%	01/02/25	659	773,294
Ally Financial, Inc.,
Sr. Unsec’d. Notes
4.250%	04/15/21(a)	560	571,199
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.600%	09/14/20	144	145,525
Cantor Fitzgerald LP,
Unsec’d. Notes, 144A
6.500%	06/17/22	595	647,539
Eaton Vance Corp.,
Sr. Unsec’d. Notes
3.625%	06/15/23	575	587,609
Excalibur One 77B LLC,
Gov’t. Gtd. Notes
1.492%	01/01/25	474	458,780
Export Leasing LLC,
Gov’t. Gtd. Notes
1.859%	08/28/21	903	897,316

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Gate Capital Cayman One Ltd. (Cayman Islands),
Gov’t. Gtd. Notes
1.839%	03/27/21	717	$712,734
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A
3.290%	10/10/19	153	150,000
HSBC Finance Corp.,
Sub. Notes
6.676%	01/15/21	650	734,765
International Lease Finance Corp.,
Sr. Unsec’d. Notes
4.625%	04/15/21	575	606,317
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
10.375%	11/01/18	221	250,274
Premier Aircraft Leasing EXIM 1 Ltd.,
Gov’t. Gtd. Notes
3.576%	02/06/22	833	861,263
Salmon River Export LLC,
Gov’t. Gtd. Notes
2.193%	09/15/26	462	456,338
Scottrade Financial Services, Inc.,
Sr. Unsec’d. Notes, 144A
6.125%	07/11/21	700	792,927
Tagua Leasing LLC,
Gov’t. Gtd. Notes
1.581%	11/16/24	385	372,575
1.900%	07/12/24	831	816,606

			9,835,061

Diversified Machinery — 0.1%
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
6.250%	09/01/19	625	683,584

Electric — 0.1%
Duke Energy Carolinas LLC,
First Mortgage
5.300%	02/15/40	163	192,771
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes, MTN
8.400%	03/28/25	167	221,711
PacifiCorp,
First Mortgage
3.850%	06/15/21	447	473,044
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
6.000%	05/15/37	163	202,367

			1,089,893

Electric Utilities — 0.1%
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
5.000%	09/30/17	760	773,338

Engineering & Construction — 0.2%
AECOM,
Gtd. Notes
5.750%	10/15/22	575	603,031

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Engineering & Construction (cont’d.)
SBA Tower Trust,
Mortgage, 144A
2.933%	12/09/42	750	$750,370

			1,353,401

Food Service — 0.1%
Aramark Services, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	04/01/25	635	654,049

Foods — 0.3%
Kraft Heinz Foods Co.,
Sec’d. Notes, 144A
4.875%	02/15/25	650	694,838
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
Gtd. Notes
4.875%	05/01/21	470	478,695
Post Holdings, Inc.,
Gtd. Notes, 144A
7.750%	03/15/24	530	584,436
Smithfield Foods, Inc.,
Gtd. Notes, 144A
4.250%	02/01/27	425	429,998

			2,187,967

Healthcare-Products — 0.1%
Becton Dickinson and Co.,
Sr. Unsec’d. Notes
7.000%	08/01/27	530	656,594

Home Builders — 0.1%
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25	610	611,525

Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
5.000%	11/15/23	750	803,747

Insurance — 0.5%
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	373	373,093
John Hancock Life Insurance Co.,
Sub. Notes, 144A
7.375%	02/15/24	680	810,040
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
7.625%	11/15/23	600	716,833
New England Mutual Life Insurance Co.,
Sub. Notes, 144A
7.875%	02/15/24	585	721,375
Old Republic International Corp.,
Sr. Unsec’d. Notes
4.875%	10/01/24	550	584,364
TIAA Asset Management Finance Co. LLC,
Sr. Unsec’d. Notes, 144A
2.950%	11/01/19	765	777,590

			3,983,295

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
7.900%	12/15/18	341	$375,272

Machinery-Diversified — 0.1%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.375%	07/14/20	218	219,154
2.800%	03/06/23(a)	423	424,007

			643,161

Media — 0.3%
21st Century Fox America, Inc.,
Gtd. Notes
3.000%	09/15/22	96	95,919
6.400%	12/15/35	256	310,525
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23	600	617,999
Comcast Corp.,
Gtd. Notes
4.600%	08/15/45	570	589,373
Time Warner, Inc.,
Gtd. Notes
3.600%	07/15/25	265	262,021
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
2.350%	12/01/22	333	330,882

			2,206,719

Mining — 0.1%
Glencore Canada Corp. (Switzerland),
Gtd. Notes
5.500%	06/15/17	575	579,203

Miscellaneous Manufacturing — 0.3%
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
3.750%	11/15/22	715	720,158
General Electric Co.,
Jr. Sub. Notes
5.000%(c)	12/29/49	802	846,110
Sr. Unsec’d. Notes
2.700%	10/09/22(a)	292	294,186
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
4.200%	03/16/47	635	644,067

			2,504,521

Oil & Gas — 0.5%
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.674%	02/13/18	127	127,080
3.224%	04/14/24	145	145,143
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22	398	393,605
CNOOC Nexen Finance 2014 ULC (China),
Gtd. Notes
4.250%	04/30/24	295	307,378

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.125%	02/15/22	158	$161,269
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.875%	08/04/26	270	299,699
Range Resources Corp.,
Gtd. Notes, 144A
5.000%	08/15/22(a)	585	579,150
Reliance Industries Ltd. (India),
Gov’t. Gtd. Notes
1.870%	01/15/26	971	946,298
Shell International Finance BV (Netherlands),
Gtd. Notes
2.250%	01/06/23	383	372,730
Statoil ASA (Norway),
Gtd. Notes
2.450%	01/17/23	224	220,255
Tesoro Corp.,
Gtd. Notes, 144A
4.750%	12/15/23	530	547,008

			4,099,615

Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.250%	02/27/27	453	451,804
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
5.650%	05/15/18	250	261,551
Mead Johnson Nutrition Co.,
Sr. Unsec’d. Notes
4.600%	06/01/44	285	296,126
Merck & Co., Inc.,
Sr. Unsec’d. Notes
3.700%	02/10/45	214	203,328
Pfizer, Inc.,
Sr. Unsec’d. Notes
4.125%	12/15/46	377	376,759

			1,589,568

Pipelines — 0.1%
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.150%	02/01/24(a)	465	471,105
5.000%	10/01/21	160	171,516

			642,621

Real Estate — 0.2%
Pershing Road Development Co. LLC,
Sr. Sec’d. Notes, 144A^
1.455%(c)	09/01/26	1,472	1,310,362

Real Estate Investment Trusts (REITs) — 0.3%
GEO Group, Inc. (The),
Gtd. Notes
5.125%	04/01/23	615	610,388
iStar, Inc.,
Sr. Unsec’d. Notes
4.000%	11/01/17	610	611,525

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	` Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Omega Healthcare Investors, Inc.,
Gtd. Notes
5.875%	03/15/24	745	$768,687
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25	600	587,282

			2,577,882

Retail — 0.4%
CVS Health Corp.,
Sr. Unsec’d. Notes
3.875%	07/20/25	106	109,217
CVS Pass-Through Trust,
Pass-Through Certificates
6.036%	12/10/28	602	676,701
Macy’s Retail Holdings, Inc.,
Gtd. Notes
8.500%	06/01/19	525	570,698
PetSmart, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23(a)	580	550,999
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
6.500%	08/15/37	842	1,128,689

			3,036,304

Software — 0.4%
Broadridge Financial Solutions, Inc.,
Sr. Unsec’d. Notes
3.950%	09/01/20	775	811,458
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
5.000%	10/15/25	590	641,696
Microsoft Corp.,
Sr. Unsec’d. Notes
4.450%	11/03/45	633	668,069
Oracle Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/23	301	292,996
2.500%	10/15/22	346	344,251
4.300%	07/08/34	675	700,629

			3,459,099

Telecommunications — 0.6%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25	675	652,000
5.450%	03/01/47	301	307,698
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.222%	05/15/22	700	710,668
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	05/01/25	670	681,725
Rogers Communications, Inc. (Canada),
Gtd. Notes
2.900%	11/15/26	313	294,797

Interest Rate	Maturity Date	Principal Amount (000)#	` Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Asset Backed, 144A
3.360%	03/20/23	580	$578,550
T-Mobile USA, Inc.,
Gtd. Notes
6.625%	04/01/23	625	666,988
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.400%	11/01/34	360	340,665
4.862%	08/21/46	302	290,343

			4,523,434

Transportation — 0.4%
BNSF Railway Co. 2015-1 Pass-Through Trust,
Pass-Through Certificates, 144A
3.442%	06/16/28	270	270,244
Burlington Northern and Santa Fe Railway Co. Pass-Through Trust,
Pass-Through Certificates
4.830%	01/15/23	529	558,072
5.720%	01/15/24	296	325,859
8.251%	01/15/21	48	52,776
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.550%	09/01/44	296	312,158
CSX Transportation, Inc.,
Sr. Sec’d. Notes
6.251%	01/15/23	352	399,479
FedeEx Corp. 1998 Pass-Through Trust,
Pass-Through Certificates
6.720%	07/15/23	285	315,131
FedExCorp. 2012 Pass-Through Trust,
Pass-Through Certificates, 144A
2.625%	01/15/18	14	13,913
Union Pacific Railroad Co. 2000 Pass-Through Trust,
Pass-Through Certificates
8.000%	01/10/21	224	239,922
Union Pacific Railroad Co. 2004 Pass-Through Trust,
Pass-Through Certificates
5.404%	07/02/25	418	445,388
Union Pacific Railroad Co. 2006 Pass-Through Trust,
Pass-Through Certificates
5.866%	07/02/30	264	296,435

			3,229,377

TOTAL CORPORATE BONDS (cost $82,414,232)			82,350,589

FOREIGN GOVERNMENT BONDS — 0.1%
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A
3.875%	03/08/22	400	404,439
Province of Manitoba (Canada),
Unsec’d. Notes
9.500%	09/15/18	92	101,772
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.400%	02/08/22	250	250,941

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
3.250%	10/26/26	391	$380,051

TOTAL FOREIGN GOVERNMENT BONDS (cost $1,139,635)			1,137,203

MUNICIPAL BONDS — 1.1%
California — 0.3%
State of California,
General Obligation Unlimited
7.600%	11/01/40	550	820,533
7.700%	11/01/30	760	894,193
7.950%	03/01/36	690	794,915
West Contra Costa Unified School District,
General Obligation Unlimited
6.555%	08/01/24	225	266,891

			2,776,532

Illinois — 0.1%
Chicago Transit Authority,
Revenue Bonds
5.470%	12/01/23	550	613,382

Maryland — 0.1%
Washington Suburban Sanitary Commission,
General Obligation Unlimited
5.000%	06/01/26	750	926,033

Massachusetts — 0.0%
Massachusetts Development Finance Agency,
Revenue Bonds
5.000%	07/15/36	235	294,744

New York — 0.1%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
2.940%	08/01/23	445	447,808

Ohio — 0.1%
Ohio State University (The),
Revenue Bonds
4.910%	06/01/40	940	1,083,895

Oregon — 0.1%
Port of Morrow,
Revenue Bonds
3.371%	09/01/25	450	459,743

Pennsylvania — 0.1%
Philadelphia Authority for Industrial Development,
Revenue Bonds
3.827%(s)	04/15/22	710	587,908

Texas — 0.1%
Cypress-Fairbanks Independent School District,
General Obligation Unlimited
6.629%	02/15/38	665	719,224

Washington — 0.1%
Energy Northwest,
Revenue Bonds
2.814%	07/01/24	705	706,255

TOTAL MUNICIPAL BONDS (cost $8,607,648)			8,615,524

Interest Rate	Maturity Date	Principal Amount (000)#	` Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
Fannie Mae REMICS,
Series 2003-49, Class YC
4.000%	06/25/23	116	$120,191
Series 2005-121, Class DX
5.500%	01/25/26	242	259,209
Series 2010-135, Class EA
3.000%	01/25/40	15	15,358
FDIC Guaranteed Notes Trust,
Series 2010-S1, Class 2A, 144A
3.250%	04/25/38	343	345,449
FDIC Trust,
Series 2011-R1, Class A, 144A
2.672%	07/25/26	180	181,479
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1
2.014%(c)	07/25/44	29	29,125

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $965,028)			950,811

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.0%
Federal Farm Credit Banks, Bonds
3.100%	03/30/26	812	810,683
Federal Home Loan Banks, Bonds
2.250%	04/13/20	1,425	1,425,581
3.500%	09/20/29	340	340,942
Federal Home Loan Mortgage Corp.
2.500%	04/01/28	383	387,885
3.000%	11/01/42	234	233,750
3.000%	12/01/46	244	241,894
3.000%	01/01/47	256	253,562
3.500%	08/01/32	351	366,172
3.500%	04/01/34	284	294,419
3.500%	05/01/34	412	427,496
3.500%	08/01/34	589	610,750
3.500%	07/01/42	61	63,092
3.500%	06/01/46	223	227,849
3.500%	08/01/46	466	477,259
4.000%	01/01/40	650	687,123
4.500%	08/01/25	354	377,867
4.500%	06/01/31	179	192,908
4.500%	07/01/44	765	823,308
4.500%	08/01/46	187	200,555
5.000%	08/01/41	796	877,248
1.000%	09/15/21	242	240,968
1.000%	09/30/21	1,030	1,025,217
1.500%	08/25/21	1,225	1,218,011
1.500%	03/14/22	537	536,488
2.000%	01/06/20	1,063	1,063,092
2.000%	03/15/22	257	256,251
Federal National Mortgage Assoc.
3.000%	09/01/26	741	763,067
4.000%	02/01/46	217	227,607
1.000%	07/28/21	1,225	1,220,666
2.500%	07/01/26	269	272,173
3.000%	12/01/26	182	187,649
3.000%	12/01/30	654	671,257
3.000%	02/01/35	90	91,609

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY
OBLIGATIONS (Continued)
3.000%	07/01/43	803	$800,431
3.000%	11/01/46	338	335,348
3.500%	04/01/32	107	111,795
3.500%	08/01/34	195	202,407
3.500%	10/01/34	283	294,283
3.500%	12/01/34	359	373,699
3.500%	02/01/41	292	300,688
3.500%	07/01/42	25	25,833
3.500%	06/01/45	862	885,717
3.500%	05/01/46	433	443,234
3.500%	06/01/46	845	864,848
4.000%	10/01/33	523	553,828
4.000%	10/01/34	320	338,784
4.000%	11/01/34	200	211,805
4.000%	04/01/39	703	744,518
4.000%	06/01/39	695	734,910
4.000%	12/01/40	365	387,234
4.000%	12/01/40	291	306,524
4.000%	01/01/41	24	24,981
4.000%	02/01/41	186	196,041
4.000%	03/01/45	727	770,935
4.000%	07/01/45	815	858,097
4.000%	07/01/46	495	519,673
4.500%	07/01/19	52	53,651
4.500%	12/01/29	182	195,243
4.500%	04/01/31	294	316,439
4.500%	08/01/40	599	644,999
4.500%	01/01/41	410	444,361
4.500%	06/01/41	154	165,777
5.000%	11/01/33	121	132,250
5.000%	06/01/40	173	190,199
5.000%	05/01/41	677	740,395
5.000%	10/01/41	257	280,475
5.500%	01/01/21	15	15,557
5.600%	05/15/37	1,139	1,145,135
6.210%	06/05/36	2,879	2,903,518
Government National Mortgage Assoc.
2.000%	06/20/39	98	97,069
2.105%	03/16/37	346	344,023
2.337%	10/16/40	156	156,771
2.500%	12/20/42	237	236,928
2.500%	09/20/43	199	200,039
2.750%(c)	11/16/44	310	307,648
3.500%	01/15/42	332	345,193
3.500%	05/20/46	445	462,319
Overseas Private Investment Corp., Gov’t. Gtd. Notes
1.610%(s)	06/10/18	1,250	1,285,044
2.319%(s)	11/15/19	500	525,650
5.142%	12/15/23	626	674,164

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $39,569,320)			39,242,858

U.S. TREASURY OBLIGATIONS — 5.9%
U.S. Treasury Bonds
2.250%	08/15/46	404	341,917
2.500%	02/15/46	268	240,194
2.500%	05/15/46	1,201	1,075,599

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
2.875%	08/15/45	393	$381,133
2.875%	11/15/46	396	384,228
4.375%	02/15/38	341	425,571
3.125%	08/15/44	3,865	3,940,186
3.750%	11/15/43	2,410	2,742,317
4.500%	02/15/36	3,485	4,419,687
5.250%	11/15/28	3,405	4,351,086
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/20	354	372,493
0.125%	04/15/21	297	307,390
0.375%	01/15/27	349	349,260
0.625%	07/15/21	410	458,118
0.625%	01/15/24	550	585,870
0.625%	01/15/26	1,240	1,290,026
1.000%	02/15/46	814	846,775
2.375%	01/15/25	1,645	2,443,769
U.S. Treasury Notes
1.000%	09/15/17	625	625,293
1.375%	08/31/20	1,559	1,544,567
1.625%	12/31/19	3,136	3,150,454
1.625%	11/15/22	1,310	1,279,911
2.000%	05/31/21	666	671,047
2.000%	02/15/25	181	177,005
2.125%	02/29/24	315	313,302
2.250%	01/31/24	279	279,872
2.250%	02/15/27	289	285,309
2.375%	05/31/18	4,815	4,883,089
2.500%	08/15/23	1,001	1,021,254
2.625%	08/15/20	5,445	5,620,046
2.750%	11/15/23	1,837	1,901,942

TOTAL U.S. TREASURY OBLIGATIONS (cost $47,257,409)			46,708,710

TOTAL LONG-TERM INVESTMENTS (cost $646,763,652)			698,431,894

		Shares
SHORT-TERM INVESTMENTS — 15.0%

AFFILIATED MUTUAL FUNDS — 14.6%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)		85,445,643	85,445,643
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $29,892,463; includes $29,861,308 of cash collateral for securities on loan)(b)(w)		29,886,187	29,892,164

TOTAL AFFILIATED MUTUAL FUNDS (cost $115,338,106)			115,337,807

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATION(k)(n) — 0.4%
U.S. Treasury Bills
0.520%	06/22/17	2,900	$2,895,151

(cost $2,896,227)

TOTAL SHORT-TERM INVESTMENTS (cost $118,234,333)			118,232,958

TOTAL INVESTMENTS — 103.5% (cost $764,997,985)			816,664,852
Liabilities in excess of other assets(z) — (3.5)%			(27,925,704)

NET ASSETS — 100.0%			$788,739,148

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $2,668,805 and 0.3% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $29,001,641; cash collateral of $29,861,308 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(s)	Represents zero coupon bond or principal only security.
Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
64	5 Year U.S. Treasury Notes	Jun. 2017	$7,521,491	$7,534,500	$13,009
59	10 Year U.S. Treasury Notes	Jun. 2017	7,329,367	7,349,188	19,821
27	20 Year U.S. Treasury Bonds	Jun. 2017	4,052,844	4,072,781	19,937
165	Mini MSCI EAFE Index	Jun. 2017	14,467,885	14,701,500	233,615
47	Russell 2000 Mini Index	Jun. 2017	3,215,592	3,253,340	37,748
268	S&P 500 E-Mini Index	Jun. 2017	31,670,039	31,613,280	(56,759)
14	S&P Mid Cap 400 E-Mini Index	Jun. 2017	2,394,256	2,405,480	11,224

					$278,595

A U.S. Treasury Obligation with a market value of $2,895,151 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at March 31, 2017.

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$362,300,801	$124,975,146	$—
Preferred Stock	—	888,176	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	14,231,428	1,117,485
Certificates of Deposit	—	—	240,958
Commercial Mortgage-Backed Securities	—	15,672,205	—
Corporate Bonds	—	81,040,227	1,310,362
Foreign Government Bonds	—	1,137,203	—
Municipal Bonds	—	8,615,524	—
Residential Mortgage-Backed Securities	—	950,811	—
U.S. Government Agency Obligations	—	39,242,858	—
U.S. Treasury Obligation	—	49,603,861	—
Affiliated Mutual Funds	115,337,807	—	—
Other Financial Instruments*
Futures Contracts	278,595	—	—

Total	$477,917,203	$336,357,439	$2,668,805

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Equity contracts	$225,828
Interest rate contracts	52,767

Total	$278,595

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS — 93.3%
Argentina — 0.6%
Adecoagro SA*	33,500	$383,910
Banco Macro SA, ADR(a)	1,290	111,843
BBVA Banco Frances SA, ADR	5,600	103,152
Cresud SACIF y A, ADR*	16,500	331,155
Grupo Financiero Galicia SA, ADR(a)	6,230	235,868
MercadoLibre, Inc.	2,600	549,822
Pampa Energia SA*	43,686	95,676
Pampa Energia SA, ADR*	7,896	428,121
Transportadora de Gas del Sur SA (Class B Stock), ADR*	32,130	456,889

		2,696,436

Bahrain — 0.7%
Ahli United Bank BSC	1,974,170	1,412,671
Al Salam Bank-Bahrain BSC	1,944,133	510,837
GFH Financial Group BSC	1,182,918	804,954
Ithmaar Holding BSC*	1,070,299	168,188

		2,896,650

Botswana — 0.4%
Barclays Bank of Botswana Ltd.(g)	272,230	147,632
Botswana Insurance Holdings Ltd.(g)	123,564	212,218
First National Bank of Botswana Ltd.	885,555	231,758
Letshego Holdings Ltd.	1,667,377	342,686
Sechaba Breweries Holdings Ltd.(g)	401,237	801,732
Standard Chartered Bank Botswana Ltd.(g)	91,217	63,576

		1,799,602

Brazil — 3.7%
AES Tiete Energia SA, UTS	26,800	117,195
Ambev SA	35,600	206,736
Ambev SA, ADR(a)	184,800	1,064,448
Banco do Brasil SA	19,875	214,012
BM&F Bovespa SA	58,650	361,387
BR Malls Participacoes SA*	43,030	198,615
BRF SA	33,460	412,665
CCR SA	141,700	816,995
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	32,300	336,243
Cia de Saneamento de Minas Gerais-COPASA	8,300	116,125
Cia Energetica de Minas Gerais, ADR(a)	74,196	244,105
Cia Hering	15,600	89,346
Cia Paranaense de Energia, ADR(a)	15,400	158,774
Cia Siderurgica Nacional SA*	17,700	51,789
Cielo SA	213,213	1,932,852
Cosan SA Industria e Comercio	13,500	167,101
CPFL Energia SA, ADR	28,692	470,262
Cyrela Brazil Realty SA Empreendimentos e Participacoes	41,800	177,983
EcoRodovias Infraestrutura e Logistica SA	22,700	65,332
EDP - Energias do Brasil SA	29,400	130,537
Embraer SA, ADR	23,900	527,712
Engie Brasil Energia SA	21,900	247,709
Equatorial Energia SA	11,200	210,362
Estacio Participacoes SA	47,000	236,907
Even Construtora e Incorporadora SA	70,900	103,046
Fibria Celulose SA	23,400	215,269

	Shares	Value
COMMON STOCKS (Continued)
Brazil (cont’d.)
Hypermarcas SA	15,200	$140,804
Iochpe Maxion SA*	19,300	102,338
JBS SA	40,567	132,951
Klabin SA, UTS	40,300	194,639
Kroton Educacional SA	142,400	603,606
Light SA	13,000	81,888
Localiza Rent a Car SA	22,615	302,680
Lojas Renner SA	61,000	541,685
Marfrig Global Foods SA*	48,640	89,959
MRV Engenharia e Participacoes SA	45,600	209,895
Multiplan Empreendimentos Imobiliarios SA	7,700	164,178
Natura Cosmeticos SA	10,300	95,874
Odontoprev SA	115,800	417,244
Qualicorp SA	92,300	585,536
Raia Drogasil SA	10,600	199,668
Rumo SA*	31,557	86,286
Smiles SA	6,100	123,594
TIM Participacoes SA	272,333	873,386
TOTVS SA	37,600	334,972
Ultrapar Participacoes SA	28,600	653,197
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	11,100	80,805
WEG SA	120,860	672,517

		15,561,209

Bulgaria — 0.3%
CB First Investment Bank AD*(g)	155,563	415,842
Central Cooperative Bank AD*(g)	87,402	70,858
Chimimport AD	265,946	220,436
Industrial Holding Bulgaria PLC*	72,512	33,760
MonBat AD(g)	48,227	273,440
Petrol AD*^(g)	90,727	21,454
Sopharma AD(g)	197,237	421,490

		1,457,280

Chile — 3.1%
AES Gener SA	227,462	91,916
Aguas Andinas SA (Class A Stock)	327,850	191,138
Almendral SA*	1,092,556	97,355
AntarChile SA	29,805	345,532
Banco de Chile	4,954,944	597,785
Banco de Credito e Inversiones	5,757	316,747
Banco Santander Chile*	6,302,356	395,118
Banmedica SA*	213,010	512,935
Cencosud SA	262,569	806,876
Cia Cervecerias Unidas SA, ADR(a)	14,950	377,787
Colbun SA	772,001	171,522
Embotelladora Andina SA (Class B Stock), ADR	9,150	214,019
Empresa Nacional de Telecomunicaciones SA*	32,654	394,703
Empresas CMPC SA	252,098	615,159
Empresas COPEC SA	132,122	1,436,038
Enel Americas SA	2,916,314	605,824
Enel Chile SA	1,563,372	173,046
Enel Generacion Chile SA	315,372	237,300
Engie Energia Chile SA	49,355	91,533
Forus SA	18,500	73,874
Itau CorpBanca	26,181,273	236,669

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chile (cont’d.)
Latam Airlines Group SA, ADR(a)	77,683	$984,244
Parque Arauco SA	60,200	159,469
Quinenco SA	97,600	256,322
Ripley Corp. SA	146,630	95,319
SACI Falabella	175,311	1,474,459
Salfacorp SA	108,740	118,648
Sigdo Koppers SA	133,519	182,104
Sociedad Quimica y Minera de Chile SA, ADR	26,100	897,057
SONDA SA	297,134	512,473
Vina Concha y Toro SA	139,650	237,429

		12,900,400

China — 10.3%
3SBio, Inc., 144A*	241,500	298,394
AAC Technologies Holdings, Inc.	12,500	146,363
Agricultural Bank of China Ltd. (Class H Stock)	303,000	139,737
Air China Ltd. (Class H Stock)	142,000	114,978
Aisino Corp. (Class A Stock)	22,400	68,482
Alibaba Group Holding Ltd., ADR*(a)	7,400	797,942
Aluminum Corp. of China Ltd. (Class H Stock)*	1,066,000	521,694
Anhui Conch Cement Co. Ltd. (Class H Stock)	184,000	625,792
Avic Aviation Engine Corp. PLC (Class A Stock)*	13,100	64,217
AviChina Industry & Technology Co. Ltd. (Class H Stock)	172,000	119,338
Baidu, Inc., ADR*	3,300	569,316
Bank of Beijing Co. Ltd. (Class A Stock)	49,964	69,886
Bank of China Ltd. (Class H Stock)	816,000	405,782
Bank of Communications Co. Ltd. (Class H Stock)	338,800	263,727
BBMG Corp. (Class H Stock)	684,000	284,580
Beijing Capital International Airport Co. Ltd. (Class H Stock)	146,000	174,761
Beijing Enterprises Holdings Ltd.	41,500	214,798
Beijing Enterprises Water Group Ltd.*	662,000	490,730
Brilliance China Automotive Holdings Ltd.	350,000	585,511
BYD Co. Ltd. (Class H Stock)(a)	59,000	327,177
CGN Power Co. Ltd. (Class H Stock), 144A*	1,231,000	380,441
China Agri-Industries Holdings Ltd.*	804,000	404,525
China Biologic Products, Inc.*(a)	3,200	320,416
China CITIC Bank Corp. Ltd. (Class H Stock)	179,000	118,764
China Coal Energy Co. Ltd. (Class H Stock)*	437,000	220,547
China Communications Construction Co. Ltd. (Class H Stock)	229,000	323,244
China Communications Services Corp. Ltd. (Class H Stock)	396,000	259,343
China Construction Bank Corp. (Class H Stock)	1,052,670	848,144
China Everbright Ltd.	32,000	64,628
China Fortune Land Development Co. Ltd. (Class A Stock)	17,000	67,443
China Hongqiao Group Ltd.(a)(g)	274,000	247,546

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China Life Insurance Co. Ltd. (Class H Stock)	108,000	$330,429
China Longyuan Power Group Corp. Ltd. (Class H Stock)	395,000	307,247
China Medical System Holdings Ltd.	245,000	434,645
China Mengniu Dairy Co. Ltd.	316,000	655,262
China Merchants Bank Co. Ltd. (Class H Stock)	58,769	155,524
China Merchants Port Holdings Co. Ltd.	114,000	333,911
China Minsheng Banking Corp. Ltd. (Class H Stock)	94,300	100,803
China Mobile Ltd.	245,000	2,694,388
China Molybdenum Co. Ltd. (Class H Stock)	870,000	308,073
China National Building Material Co. Ltd. (Class H Stock)	516,000	332,353
China National Nuclear Power Co. Ltd. (Class A Stock)	62,600	66,151
China Northern Rare Earth Group High-Tech Co. Ltd. (Class A Stock)	38,100	67,178
China Oilfield Services Ltd. (Class H Stock)	138,000	132,548
China Overseas Land & Investment Ltd.	292,720	836,583
China Pacific Insurance Group Co. Ltd. (Class H Stock)	44,200	159,754
China Petroleum & Chemical Corp. (Class H Stock)	1,459,000	1,187,577
China Power International Development Ltd.	478,000	177,798
China Railway Group Ltd. (Class H Stock)	363,000	325,036
China Resources Beer Holdings Co. Ltd.*	178,000	405,220
China Resources Gas Group Ltd.	112,000	396,675
China Resources Land Ltd.	54,444	147,252
China Resources Power Holdings Co. Ltd.	243,400	439,410
China Shanshui Cement Group Ltd.*^	551,000	—
China Shenhua Energy Co. Ltd. (Class H Stock)	206,500	480,471
China Shipbuilding Industry Co. Ltd. (Class A Stock)*	59,700	64,667
China State Construction Engineering Corp. Ltd. (Class A Stock)	71,600	95,891
China Taiping Insurance Holdings Co. Ltd.*	39,800	96,449
China Telecom Corp. Ltd. (Class H Stock)	532,000	259,870
China Unicom Hong Kong Ltd.	262,052	351,968
China United Network Communications Ltd.
(Class A Stock)	113,700	123,659
China Vanke Co. Ltd. (Class H Stock)	27,100	73,293
China Yangtze Power Co. Ltd. (Class A Stock)	50,200	96,950
China Yurun Food Group Ltd.*	741,000	112,544
China Zhongwang Holdings Ltd.	418,000	187,831
CITIC Ltd.	310,000	442,418
CNOOC Ltd. (Class H Stock)	984,000	1,176,197
COSCO Shipping Development Co. Ltd. (Class H Stock)*	683,000	153,035
COSCO Shipping Energy Transportation Co. Ltd. (Class H Stock)	194,000	109,709
COSCO Shipping Ports Ltd.	252,000	278,299
Country Garden Holdings Co. Ltd.	177,831	159,918
CRRC Corp. Ltd. (Class H Stock)	256,000	248,902
CSPC Pharmaceutical Group Ltd.	360,000	471,641
Ctrip.com International Ltd., ADR*(a)	12,900	634,035

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Daqin Railway Co. Ltd. (Class A Stock)	62,400	$68,750
Datang International Power Generation Co. Ltd. (Class H Stock)	892,000	268,718
Dongfeng Motor Group Co. Ltd. (Class H Stock)	322,000	361,960
Dr Peng Telecom & Media Group Co. Ltd. (Class A Stock)	18,200	52,264
Fuyao Glass Industry Group Co. Ltd. (Class A Stock)*	25,300	83,266
GD Power Development Co. Ltd. (Class A Stock)	149,300	70,844
Gemdale Corp. (Class A Stock)	42,300	68,379
Golden Eagle Retail Group Ltd.	242,000	375,546
Guangdong Investment Ltd.	392,000	558,961
Guanghui Energy Co. Ltd. (Class A Stock)*	105,700	72,169
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	187,909	300,956
Hengan International Group Co. Ltd.	82,000	610,236
Huaneng Power International, Inc. (Class H Stock)	616,000	411,573
Huaneng Renewables Corp. Ltd. (Class H Stock)	662,000	229,264
Hundsun Technologies, Inc. (Class A Stock)	10,500	64,568
Industrial & Commercial Bank of China Ltd. (Class H Stock)	881,000	576,481
Industrial Bank Co. Ltd. (Class A Stock)	40,600	95,786
Inner Mongolia BaoTou Steel Union Co. Ltd. (Class A Stock)*	155,100	68,394
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	39,000	107,373
JD.com, Inc., ADR*	6,900	214,659
Jiangsu Expressway Co. Ltd. (Class H Stock)	160,000	229,841
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	12,000	94,890
Jiangxi Copper Co. Ltd. (Class H Stock)	221,000	344,377
Kangmei Pharmaceutical Co. Ltd. (Class A Stock)	30,900	84,829
Kunlun Energy Co. Ltd.	230,000	213,124
Kweichow Moutai Co. Ltd. (Class A Stock)	2,700	151,870
Lenovo Group Ltd.	112,000	73,831
Li Ning Co. Ltd.*	350,979	206,141
Luye Pharma Group Ltd.	378,000	228,570
NetEase, Inc., ADR	1,700	482,800
New Oriental Education & Technology Group, Inc., ADR*	16,800	1,014,384
Offshore Oil Engineering Co. Ltd. (Class A Stock)	65,600	72,866
PetroChina Co. Ltd. (Class H Stock)	1,110,000	813,164
PICC Property & Casualty Co. Ltd. (Class H Stock)	50,000	77,172
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	75,000	420,334
Poly Real Estate Group Co. Ltd. (Class A Stock)	62,200	86,306
Qingdao Haier Co. Ltd. (Class A Stock)	46,500	82,456
Real Gold Mining Ltd.*^	209,000	—
SAIC Motor Corp. Ltd. (Class A Stock)	24,100	89,034

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Sanan Optoelectronics Co. Ltd. (Class A Stock)	37,700	$87,735
SDIC Power Holdings Co. Ltd. (Class A Stock)	65,400	71,676
Shandong Gold Mining Co. Ltd. (Class A Stock)	15,500	80,881
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	376,000	269,160
Shanghai Electric Group Co. Ltd. (Class H Stock)*	382,000	189,388
Shanghai Industrial Holdings Ltd.	85,000	250,089
Shanghai Oriental Pearl Media Co. Ltd. (Class A Stock)	20,900	68,577
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	152,300	398,967
Shanghai Pudong Development Bank Co. Ltd. (Class A Stock)	49,500	115,363
SINA Corp.*	2,000	144,240
Sino-Ocean Group Holding Ltd.	161,500	75,879
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	698,000	387,390
Sinopharm Group Co. Ltd. (Class H Stock)	245,200	1,138,334
Sohu.com, Inc.*	1,600	62,928
Tasly Pharmaceutical Group Co. Ltd. (Class A Stock)	11,300	65,705
Tencent Holdings Ltd.	60,900	1,754,500
Tingyi Cayman Islands Holding Corp.	340,000	426,981
Tonghua Dongbao Pharmaceutical Co. Ltd. (Class A Stock)	19,800	58,504
Tsinghua Tongfang Co. Ltd. (Class A Stock)	32,900	65,379
Tsingtao Brewery Co. Ltd. (Class H Stock)	54,000	248,869
Wanhua Chemical Group Co. Ltd. (Class A Stock)	24,900	98,252
Want Want China Holdings Ltd.	753,400	521,758
Weibo Corp., ADR*	200	10,436
Weichai Power Co. Ltd. (Class H Stock)	104,000	183,711
Wintime Energy Co. Ltd. (Class A Stock)	109,800	63,294
Yangzijiang Shipbuilding Holdings Ltd.	330,000	266,424
Yonghui Superstores Co. Ltd. (Class A Stock)	94,800	75,902
Youngor Group Co. Ltd. (Class A Stock)	30,800	62,453
Zhaojin Mining Industry Co. Ltd. (Class H Stock)	184,000	161,353
Zhejiang Expressway Co. Ltd. (Class H Stock)	148,000	193,589
Zhongsheng Group Holdings Ltd.	270,000	401,878
Zijin Mining Group Co. Ltd. (Class H Stock)	1,492,000	553,735
ZTE Corp. (Class H Stock)	132,729	243,854

		43,373,130

Colombia — 1.3%
Almacenes Exito SA	63,617	338,998
Banco de Bogota SA	12,177	252,013
Bancolombia SA	29,008	264,958
Bancolombia SA, ADR(a)	13,200	526,284
Celsia SA ESP	124,720	190,010
Cementos Argos SA	63,127	259,097
Cemex Latam Holdings SA*	30,558	112,667
Corp.Financiera Colombiana SA	12,268	120,163

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Colombia (cont’d.)
Ecopetrol SA, ADR*(a)	91,400	$851,848
Empresa de Energia de Bogota SA ESP	546,044	347,571
Empresa de Telecomunicaciones de
Bogota*	321,215	71,394
Grupo Argos SA	54,106	380,909
Grupo de Inversiones Suramericana SA	29,045	394,813
Grupo Nutresa SA	85,096	721,619
Interconexion Electrica SA ESP	145,230	585,976
Odinsa SA	25,472	77,967

		5,496,287

Croatia — 0.6%
Atlantic Grupa dd	912	102,489
Atlantska Plovidba dd*	1,177	69,061
Ericsson Nikola Tesla dd(g)	1,376	267,575
Hrvatski Telekom dd	24,091	595,823
Koncar-Elektroindustrija dd	1,343	151,889
Ledo dd	122	89,057
Podravka Prehrambena Ind dd	3,546	178,674
Valamar Riviera dd	111,744	677,531
Zagrebacka Banka dd	24,777	210,632

		2,342,731

Czech Republic — 0.7%
CEZ A/S	52,482	903,649
Komercni Banka A/S	32,820	1,219,255
Pegas Nonwovens SA	12,383	401,478
Philip Morris CR A/S	664	355,370
Unipetrol A/S	17,874	161,715

		3,041,467

Egypt — 0.2%
Global Telecom Holding SAE, GDR*(g)	343,100	639,676

Estonia — 0.5%
AS Merko Ehitus*	9,442	90,301
AS Tallinna Vesi (Class A Stock)(g)	33,851	505,588
Olympic Entertainment Group A/S	263,501	511,343
Tallink Grupp A/S(g)	485,209	492,144
Tallinna Kaubamaja Grupp A/S(g)	68,345	698,295

		2,297,671

Ghana — 0.4%
CAL Bank Ltd.*	1,140,075	130,116
Ghana Commercial Bank Ltd.(g)	1,190,800	1,440,746
Standard Chartered Bank Ghana Ltd.(g)	78,000	280,561

		1,851,423

Greece — 1.4%
Aegean Airlines SA	12,691	100,350
Aegean Marine Petroleum Network, Inc.(a)	10,200	122,910
Alpha Bank AE*	126,474	226,076
Athens Water Supply & Sewage Co. SA	25,551	141,861
Diana Shipping, Inc.*(a)	37,300	172,326
Ellaktor SA*	85,344	118,096
Eurobank Ergasias SA*	204,149	124,739
FF Group*	9,316	177,959
GEK Terna Holding Real Estate Construction SA*	47,389	124,464
Grivalia Properties REIC AE, REIT	15,587	136,393

	Shares	Value
COMMON STOCKS (Continued)
Greece (cont’d.)
Hellenic Exchanges-Athens Stock Exchange SA	28,659	$141,403
Hellenic Petroleum SA	27,540	151,022
Hellenic Telecommunications Organization SA	99,168	931,700
JUMBO SA	21,510	339,017
Metka Industrial-Construction SA	12,200	92,542
Motor Oil Hellas Corinth Refineries SA	23,859	407,060
Mytilineos Holdings SA*	36,097	273,242
National Bank of Greece SA*	1,176,559	301,074
OPAP SA	48,550	451,828
Public Power Corp. SA*	68,438	213,792
Terna Energy SA*	44,714	137,174
Titan Cement Co. SA	33,041	841,725
Tsakos Energy Navigation Ltd.	22,400	107,296

		5,834,049

Hong Kong — 0.8%
China Gas Holdings Ltd.	310,000	499,485
China Overseas Property Holdings Ltd.	420,240	77,361
Fullshare Holdings Ltd.	412,500	182,711
Kingboard Chemical Holdings Ltd.	165,000	609,600
Lee & Man Paper Manufacturing Ltd.	287,000	219,516
Nine Dragons Paper Holdings Ltd.	289,000	310,918
Shimao Property Holdings Ltd.	42,000	66,758
Sino Biopharmaceutical Ltd.	798,000	657,155
WH Group Ltd., 144A	712,000	613,972

		3,237,476

Hungary — 0.7%
Magyar Telekom Telecommunications PLC	173,071	287,047
MOL Hungarian Oil & Gas PLC	12,564	860,272
OTP Bank PLC	28,431	794,346
Richter Gedeon Nyrt	40,746	925,413

		2,867,078

India — 6.2%
ACC Ltd.	6,400	142,486
Adani Ports & Special Economic Zone Ltd.*	86,589	452,902
Adani Power Ltd.*	177,209	108,919
Ambuja Cements Ltd.	73,500	267,928
Apollo Hospitals Enterprise Ltd.*	7,700	138,171
Ashok Leyland Ltd.	173,423	225,822
Asian Paints Ltd.	24,250	400,708
Aurobindo Pharma Ltd.	27,300	283,882
Axis Bank Ltd.	38,943	294,401
Bajaj Auto Ltd.	3,960	171,106
Bharat Heavy Electricals Ltd.	106,120	266,041
Bharat Petroleum Corp. Ltd.	32,400	324,287
Bharti Airtel Ltd.	213,436	1,150,382
Bharti Infratel Ltd.	94,195	472,958
Bosch Ltd.	663	232,311
CG Power and Industrial Solutions Ltd.*	59,700	71,393
Cipla Ltd.	29,550	269,855
Coal India Ltd.	76,370	344,205
Colgate-Palmolive India Ltd.*	12,900	197,772
Container Corp. of India Ltd.	12,998	254,995
Crompton Greaves Consumer Electricals Ltd.*	59,700	199,470

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
India (cont’d.)
Dabur India Ltd.	43,900	$187,511
Divi’s Laboratories Ltd.*	9,319	89,542
DLF Ltd.*	26,815	61,385
Dr. Reddy’s Laboratories Ltd.	7,725	312,784
Eicher Motors Ltd.*	1,045	411,673
GAIL India Ltd.	41,948	243,524
Glenmark Pharmaceuticals Ltd.	18,324	240,458
Godrej Consumer Products Ltd.	11,200	288,352
Havells India Ltd.	41,500	297,683
HCL Technologies Ltd.	24,640	331,912
HDFC Bank Ltd.	22,548	501,329
Hero MotoCorp.Ltd.	4,595	228,019
Hindalco Industries Ltd.	83,000	249,404
Hindustan Unilever Ltd.	48,190	676,624
Housing Development Finance Corp. Ltd.	26,870	621,648
ICICI Bank Ltd., ADR	36,500	313,900
Idea Cellular Ltd.	260,234	344,123
IDFC Ltd.*	104,784	87,946
IFCI Ltd.*	182,664	83,411
Indian Oil Corp. Ltd.	36,998	220,556
IndusInd Bank Ltd.	8,505	186,667
Infosys Ltd.	17,600	277,466
Infosys Ltd., ADR(a)	55,220	872,476
ITC Ltd.	146,375	631,989
Jindal Steel & Power Ltd.*	108,435	202,113
JSW Energy Ltd.	94,200	90,973
JSW Steel Ltd.	67,000	194,208
Kotak Mahindra Bank Ltd.	19,984	268,429
Larsen & Toubro Ltd., GDR, RegS	19,393	471,735
LIC Housing Finance Ltd.	17,455	166,245
Lupin Ltd.	15,969	355,433
Mahindra & Mahindra Ltd., GDR	14,916	296,828
Marico Ltd.	33,828	153,627
Maruti Suzuki India Ltd.	5,794	536,799
Nestle India Ltd.	2,600	267,535
NHPC Ltd.	226,173	112,152
NTPC Ltd.	209,372	535,321
Oil & Natural Gas Corp. Ltd.	105,459	300,480
Oil India Ltd.	17,443	89,670
Power Grid Corp. of India Ltd.	242,708	737,547
Rajesh Exports Ltd.	8,600	80,257
Reliance Communications Ltd.*	281,047	165,765
Reliance Industries Ltd.*	20,349	413,960
Reliance Industries Ltd., GDR, 144A*	25,091	1,011,167
Reliance Infrastructure Ltd.	30,200	264,518
Reliance Power Ltd.*	163,449	120,819
Siemens Ltd.	10,900	210,698
State Bank of India	21,736	98,245
State Bank of India, GDR, RegS	4,133	184,538
Steel Authority of India Ltd.*	29,090	27,465
Sun Pharmaceutical Industries Ltd.	75,774	803,052
Tata Communications Ltd.	10,702	119,003
Tata Consultancy Services Ltd.	17,776	665,692
Tata Motors Ltd., ADR	9,690	345,449
Tata Power Co. Ltd. (The)	193,885	269,818
Tata Steel Ltd.	15,416	114,603
Tech Mahindra Ltd.	21,808	154,232
Titan Co. Ltd.*	19,075	135,977
UltraTech Cement Ltd.	6,137	376,633

	Shares	Value
COMMON STOCKS (Continued)
India (cont’d.)
United Spirits Ltd.*	6,426	$215,318
UPL Ltd.	26,252	293,906
Vedanta Ltd.	80,962	342,970
Wipro Ltd.	28,564	226,247
WNS Holdings Ltd., ADR*	4,200	120,162
Zee Entertainment Enterprises Ltd.	35,088	289,354

		25,859,319

Indonesia — 3.0%
Adaro Energy Tbk PT	5,119,500	672,458
AKR Corporindo Tbk PT	523,500	245,449
Astra Agro Lestari Tbk PT	44,000	49,208
Astra International Tbk PT	1,740,900	1,126,810
Bank Central Asia Tbk PT	465,300	577,739
Bank CIMB Niaga Tbk PT*	22,004	1,717
Bank Danamon Indonesia Tbk PT	301,900	106,549
Bank Mandiri Persero Tbk PT	444,300	390,200
Bank Negara Indonesia Persero Tbk PT	227,400	110,556
Bank Rakyat Indonesia Persero Tbk PT	447,200	435,447
Berlian Laju Tanker Tbk PT*^	6,511,500	—
Charoen Pokphand Indonesia Tbk PT	573,700	137,705
Energi Mega Persada Tbk PT*	23,809,500	89,338
Gudang Garam Tbk PT	54,900	269,985
Hanson International Tbk PT*	10,479,000	111,684
Indo Tambangraya Megah Tbk PT	145,000	219,821
Indocement Tunggal Prakarsa Tbk PT	331,500	413,093
Indofood CBP Sukses Makmur Tbk PT	361,600	221,170
Indofood Sukses Makmur Tbk PT	560,700	336,697
Indosat Tbk PT*	180,700	94,915
Jasa Marga Persero Tbk PT	731,000	253,439
Kalbe Farma Tbk PT	8,458,000	977,452
Lippo Karawaci Tbk PT	978,200	53,195
Matahari Department Store Tbk PT	239,000	236,340
Mitra Keluarga Karyasehat Tbk PT	1,121,000	222,083
Pembangunan Perumahan Persero Tbk PT	478,792	118,834
Perusahaan Gas Negara Persero Tbk PT	3,754,500	712,797
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	628,800	69,133
Semen Indonesia Persero Tbk PT	739,800	499,546
Sigmagold Inti Perkasa Tbk PT*	3,222,800	16,191
Siloam International Hospitals Tbk PT*	135,800	142,673
Surya Citra Media Tbk PT	503,100	101,965
Tambang Batubara Bukit Asam Persero Tbk PT	318,200	315,167
Telekomunikasi Indonesia Persero Tbk PT	4,496,900	1,397,838
Tower Bersama Infrastructure Tbk PT	271,100	110,898
Unilever Indonesia Tbk PT	115,800	376,509
United Tractors Tbk PT	364,300	725,149
Vale Indonesia Tbk PT*	1,106,500	198,570
Waskita Karya Persero Tbk PT	1,540,000	273,843
XL Axiata Tbk PT*	249,800	57,361

		12,469,524

Jordan — 0.8%
Al-Eqbal Investment Co. PLC	12,962	439,929
Arab Bank PLC	131,742	1,276,909
Arab Potash (The)(g)	10,922	273,001
Bank of Jordan*	49,053	194,975
Cairo Amman Bank*	58,603	155,286

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Jordan (cont’d.)
Capital Bank of Jordan*	113,533	$137,808
Jordan Ahli Bank*	68,614	122,949
Jordan Islamic Bank	17,196	104,578
Jordan Petroleum Refinery Co.	66,156	327,686
Jordan Telecommunications Co. PSC	15,279	49,710
Jordanian Electric Power Co.	56,080	180,215

		3,263,046

Kazakhstan — 0.4%
Halyk Savings Bank of Kazakhstan JSC, GDR, RegS*	88,679	639,376
Kazkommertsbank JSC, GDR, RegS*(g)	93,916	114,578
KazMunaiGas Exploration Production JSC, GDR, RegS*	59,844	598,440
KCell JSC, GDR, RegS	130,133	468,479

		1,820,873

Kenya — 0.8%
ARM Cement Ltd.*	264,000	51,139
Bamburi Cement Co. Ltd.	87,300	139,671
Barclays Bank of Kenya Ltd.	857,300	66,219
British American Tobacco Kenya Ltd.	24,700	203,332
Co-operative Bank of Kenya Ltd. (The)	1,083,727	146,615
Diamond Trust Bank Kenya Ltd.	63,910	71,945
East African Breweries Ltd.	227,100	500,113
Equity Group Holdings Ltd.	1,413,000	452,141
KCB Group Ltd.	1,310,640	442,081
KenolKobil Ltd. Group*	760,000	90,686
Kenya Power & Lighting Ltd.	1,059,105	66,198
Nation Media Group Ltd.	122,100	113,694
Safaricom Ltd.	4,524,700	790,112
Standard Chartered Bank Kenya Ltd.	44,331	92,456

		3,226,402

Kuwait — 1.3%
Agility Public Warehousing Co. KSC*	235,033	477,925
Al Ahli Bank of Kuwait KSCP	112,009	111,960
Al Mazaya Holding Co. KSCP	299,818	118,079
ALAFCO Aviation Lease & Finance Co. KSCP	167,700	132,834
Boubyan Bank KSCP	80,399	108,038
Boubyan Petrochemicals Co. KSCP	191,000	356,737
Burgan Bank SAK	67,023	72,570
Commercial Bank of Kuwait KPSC	65,998	92,918
Gulf Bank KSCP	216,627	174,635
Gulf Cable & Electrical Industries Co. KSCP*	36,100	55,662
Jazeera Airways Co. KSC*	44,681	84,883
Kuwait Cement Co. KSC*	91,882	159,492
Kuwait Finance House KSCP	275,000	477,487
Kuwait International Bank KSCP	108,105	84,358
Kuwait Portland Cement Co. KSC	23,371	75,845
Kuwait Projects Co. Holding KSCP*	64,055	103,774
Mabanee Co. SAK*	164,750	453,665
Mezzan Holding Co. KSCC*	66,639	222,806
Mobile Telecommunications Co. KSC	524,146	781,648
National Bank of Kuwait SAKP	284,235	613,660
National Gulf Holding*^	71,835	—
National Industries Group Holding SAK	269,467	114,528

	Shares	Value
COMMON STOCKS (Continued)
Kuwait (cont’d.)
National Real Estate Co. KPSC*	201,811	$67,533
Qurain Petrochemical Industries Co. KSC	304,500	339,717
Sultan Center Food Products Co. KSC*(g)	226,000	49,600
VIVA Kuwait Telecom Co.	51,793	159,553

		5,489,907

Latvia — 0.1%
Grindeks A/S*(g)	52,160	271,478
Latvijas Kugnieciba*(g)	332,621	167,052

		438,530

Lebanon — 0.2%
Bank Audi SAL	72,521	480,452
Byblos Bank SAL	78,766	137,053
Solidere, GDR, RegS	28,323	260,288

		877,793

Lithuania — 0.3%
Apranga PVA(g)	78,286	221,392
Klaipedos Nafta AB(g)	513,391	246,564
Pieno Zvaigzdes(g)	111,220	169,764
Rokiskio Suris(g)	145,010	286,744
Siauliu Bankas AB	677,904	375,143

		1,299,607

Malaysia — 2.9%
AirAsia Bhd	151,000	107,127
Alliance Financial Group Bhd	57,400	52,907
AMMB Holdings Bhd	77,300	81,236
Astro Malaysia Holdings Bhd	242,100	149,845
Axiata Group Bhd	305,925	349,769
Berjaya Corp. Bhd*	831,931	71,376
Berjaya Sports Toto Bhd	143,387	94,306
Boustead Holdings Bhd	106,904	66,902
British American Tobacco Malaysia Bhd	13,000	133,890
Bumi Armada Bhd	1,242,550	210,614
CIMB Group Holdings Bhd	140,500	176,829
Dialog Axiata PLC*	1,841,634	136,885
Dialog Group Bhd	186,120	74,430
DiGi.Com Bhd	295,100	341,999
Felda Global Ventures Holdings Bhd	303,600	143,367
Gamuda Bhd	143,200	167,651
Genting Bhd	206,400	447,379
Genting Malaysia Bhd	297,700	366,562
Genting Plantations Bhd	38,100	100,562
Globetronics Technology Bhd	157,000	183,062
Hartalega Holdings Bhd	181,900	203,745
Hong Leong Bank Bhd	20,000	62,196
Hong Leong Financial Group Bhd	23,500	84,299
IHH Healthcare Bhd	445,900	604,478
IJM Corp. Bhd	186,080	142,961
Inari Amertron Bhd	413,000	190,383
IOI Corp. Bhd	293,046	307,761
IOI Properties Group Bhd	123,472	57,743
KNM Group Bhd*	1,468,200	99,540
Kossan Rubber Industries	87,500	123,186
Kuala Lumpur Kepong Bhd	47,400	264,242
Lafarge Malaysia Bhd	110,500	167,247
Magnum Bhd	177,450	85,401
Malayan Banking Bhd	145,650	293,471

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Malaysia (cont’d.)
Malaysia Airports Holdings Bhd	32,100	$50,415
Maxis Bhd	186,200	270,911
MISC Bhd	68,900	113,897
MMC Corp. Bhd	92,800	52,191
My EG Services Bhd	693,250	289,718
Petronas Chemicals Group Bhd	339,900	591,042
Petronas Dagangan Bhd	82,700	448,302
Petronas Gas Bhd	53,600	239,329
PPB Group Bhd	46,700	176,647
Press Metal Bhd	810,040	485,513
Public Bank Bhd	77,837	349,915
QL Resources Bhd	83,500	86,025
RHB Bank Bhd	79,687	93,088
SapuraKencana Petroleum Bhd*	1,041,605	428,410
Sime Darby Bhd	152,000	318,522
Telekom Malaysia Bhd	187,500	272,045
Tenaga Nasional Bhd	227,800	705,963
Top Glove Corp. Bhd	174,700	194,285
UMW Holdings Bhd*	54,200	73,477
Unisem M Bhd	292,900	207,888
VS Industry Bhd	367,500	143,661
WCT Holdings Bhd	210,917	91,982
YTL Corp. Bhd	437,841	147,394
YTL Power International Bhd	325,300	111,730

		12,085,701

Mauritius — 0.8%
Alteo Ltd.(g)	131,407	113,723
CIEL Ltd.	727,049	138,183
ENL Land Ltd.(g)	231,429	275,600
Lux Island Resorts Ltd.(g)	171,873	279,141
MCB Group Ltd.	174,992	1,109,521
New Mauritius Hotels Ltd.*	524,747	312,597
Omnicane Ltd.(g)	61,013	104,706
Phoenix Beverages Ltd.(g)	22,533	268,647
Rogers & Co. Ltd.(g)	269,470	208,692
SBM Holdings Ltd.	1,766,387	355,908

		3,166,718

Mexico — 6.1%
Alfa SAB de CV (Class A Stock)	640,000	934,930
Alsea SAB de CV	101,500	339,106
America Movil SAB de CV (Class L Stock), ADR(a)	341,000	4,831,970
Arca Continental SAB de CV	55,399	384,669
Bolsa Mexicana de Valores SAB de CV	318,800	529,567
Cemex SAB de CV, ADR*	136,047	1,233,946
Cemex SAB de CV, UTS*	177,609	160,891
Coca-Cola Femsa SAB de CV (Class L Stock)	46,800	335,360
El Puerto de Liverpool SAB de CV (Class C1 Stock)	42,760	333,862
Empresas ICA SAB de CV*(a)	265,500	26,377
Fibra Uno Administracion SA de CV, REIT	103,900	177,641
Fomento Economico Mexicano SAB de CV, ADR	14,140	1,251,673
Fomento Economico Mexicano SAB de CV, UTS	41,200	365,826

	Shares	Value
COMMON STOCKS (Continued)
Mexico (cont’d.)
Genomma Lab Internacional SAB de CV (Class B Stock)*	351,700	$417,030
Gentera SAB de CV*	323,300	533,933
Gruma SAB de CV (Class B Stock)	4,460	63,023
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	94,006	912,934
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	10,965	189,967
Grupo Bimbo SAB de CV (Class A Stock)	112,700	280,211
Grupo Carso SAB de CV (Class A1 Stock)	184,100	843,592
Grupo Elektra SAB de CV*	5,714	135,072
Grupo Financiero Banorte SAB de CV (Class O Stock)	302,000	1,737,904
Grupo Financiero Inbursa SAB de CV (Class O Stock)	415,600	688,144
Grupo Financiero Santander Mexico SAB de CV (Class B Stock)	71,800	129,547
Grupo Mexico SAB de CV (Class B Stock)	459,493	1,378,559
Grupo Televisa SAB, ADR	61,900	1,605,686
Grupo Televisa SAB, UTS	154,900	802,537
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV*	414,000	696,330
Industrias CH SAB de CV (Class B Stock)*	52,900	313,350
Industrias Penoles SAB de CV	28,600	736,316
Infraestructura Energetica Nova SAB de CV, 144A(g)	91,100	435,252
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	116,300	252,512
Mexichem SAB de CV	221,173	602,365
Minera Frisco SAB de CV (Class A1 Stock)*(a)	171,500	114,045
Nemak SAB de CV, 144A	421,000	467,497
Promotora y Operadora de Infraestructura SAB de CV*	14,355	154,988
Telesites SAB de CV*	414,054	268,705
TV Azteca SAB de CV, UTS	444,600	83,352
Wal-Mart de Mexico SAB de CV	387,700	894,585

		25,643,254

Monaco — 0.1%
Costamare, Inc.(a)	18,300	121,878
GasLog Ltd.(a)	14,400	221,040
Navios Maritime Holdings, Inc.*(a)	46,400	86,768

		429,686

Morocco — 0.6%
Attijariwafa Bank*	9,161	364,541
Banque Centrale Populaire*	9,637	252,732
BMCE Bank	8,837	175,748
Cosumar	8,980	321,722
Douja Promotion Groupe Addoha SA	42,700	182,792
LafargeHolcim Maroc SA	2,303	495,089
Lesieur Cristal	11,785	164,293
Maroc Telecom	38,108	520,664

		2,477,581

Netherlands — 0.1%
Nostrum Oil & Gas PLC*	55,050	334,023

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Netherlands (cont’d.)
VEON Ltd., ADR	45,920	$187,354

		521,377

Nigeria — 0.4%
Access Bank PLC	3,416,876	70,215
Afriland Properties PLC, REIT*^	348,765	—
Dangote Cement PLC	495,581	267,017
FBN Holdings PLC	5,173,790	51,540
Forte Oil PLC	281,382	43,948
Guaranty Trust Bank PLC	4,503,189	365,693
Guinness Nigeria PLC	171,887	33,994
Lafarge Africa PLC	627,424	87,925
Nestle Nigeria PLC	45,536	111,629
Nigerian Breweries PLC	672,194	278,869
Oando PLC*	2,757,553	45,004
SEPLAT Petroleum Development Co. PLC, 144A	118,289	110,999
UAC of Nigeria PLC	1,531,454	65,090
United Bank for Africa PLC	6,414,792	121,126
Zenith Bank PLC	4,352,132	199,896

		1,852,945

Oman — 0.7%
Al Anwar Ceramic Tiles Co. SAOG	80,050	31,671
Al Batinah Power Co. SAOG	264,819	123,794
Al Suwadi Power	268,549	129,021
Bank Dhofar SAOG	287,090	164,746
Bank Muscat SAOG	435,467	434,177
Bank Nizwa SAOG*	427,236	104,252
Bank Sohar SAOG	388,869	136,231
HSBC Bank Oman SAOG	273,053	88,581
National Bank of Oman SAOG	341,383	198,572
Oman Cement Co. SAOG	116,465	151,884
Oman Flour Mills Co. SAOG	64,478	142,718
Oman Telecommunications Co. SAOG	125,206	461,836
Ooredoo	139,155	195,214
Raysut Cement Co. SAOG	70,748	248,080
Renaissance Services SAOG*	227,760	131,116
Sembcorp Salalah Power & Water Co.	223,560	141,734

		2,883,627

Pakistan — 1.3%
D.G. Khan Cement Co. Ltd.	71,300	158,014
Engro Corp. Ltd.	64,498	226,447
Engro Foods Ltd.	81,400	126,133
Fauji Cement Co. Ltd.	242,500	98,683
Fauji Fertilizer Bin Qasim Ltd.	190,000	94,670
Fauji Fertilizer Co. Ltd.	149,387	147,632
Ferozsons Laboratories Ltd.	9,100	48,878
GlaxoSmithKline Consumer Healthcare Pakistan Ltd.*(g)	10,500	—
GlaxoSmithKline Pakistan Ltd.	78,300	168,508
Habib Bank Ltd.	142,400	366,243
Hub Power Co. Ltd. (The)	372,355	465,647
K-Electric Ltd.*	1,377,500	107,447
Kot Addu Power Co. Ltd.	250,500	191,662
Lucky Cement Ltd.	42,600	340,199
Maple Leaf Cement Factory Ltd.	87,000	102,955
MCB Bank Ltd.	200,947	435,886

	Shares	Value
COMMON STOCKS (Continued)
Pakistan (cont’d.)
Millat Tractors Ltd.	13,490	$169,250
National Bank of Pakistan	193,104	137,527
Nishat Mills Ltd.	212,575	335,026
Oil & Gas Development Co. Ltd.	173,900	246,062
Pak Elektron Ltd.	114,500	100,573
PAK Suzuki Motor Co. Ltd.	35,400	209,360
Pakistan Oilfields Ltd.	30,400	129,076
Pakistan Petroleum Ltd.	133,789	197,712
Pakistan State Oil Co. Ltd.	68,107	275,171
Pakistan Telecommunication Co. Ltd.	389,800	60,119
Searle Co. Ltd. (The)	46,801	282,142
SUI Southern Gas Co. Ltd.*	216,000	76,096
TRG Pakistan*	286,500	142,269
United Bank Ltd.	89,900	195,247

		5,634,634

Panama — 0.3%
Copa Holdings SA (Class A Stock)(a)	10,806	1,212,974

Peru — 1.4%
Alicorp SAA	341,834	810,258
Cia de Minas Buenaventura SAA, ADR	36,900	444,276
Cia Minera Milpo SAA*	178,924	214,808
Credicorp Ltd.	11,450	1,869,785
Enel Generacion Peru SAA	234,881	172,085
Ferreycorp SAA	525,810	330,199
Grana y Montero SAA	245,062	158,421
Intercorp Financial Services, Inc.	9,549	315,117
Southern Copper Corp.(a)	35,507	1,274,346
Volcan Cia Minera SAA (Class B Stock)	608,590	164,864

		5,754,159

Philippines — 2.8%
Aboitiz Equity Ventures, Inc.	208,370	309,121
Aboitiz Power Corp.	476,000	395,878
Alliance Global Group, Inc.	435,100	109,934
Ayala Corp.	27,310	459,863
Ayala Land, Inc.	689,500	454,005
Bank of the Philippine Islands	165,380	333,488
BDO Unibank, Inc.	232,179	544,180
Bloomberry Resorts Corp.*	1,471,800	233,138
Cemex Holdings Philippines, Inc., 144A*	1,101,000	154,251
Cosco Capital, Inc.	826,300	139,613
D&L Industries, Inc.	935,800	237,211
DMCI Holdings, Inc.	456,000	103,578
Emperador, Inc.	748,300	90,071
Energy Development Corp.	2,153,400	258,242
Filinvest Land, Inc.	2,488,000	81,230
First Gen Corp.	502,000	209,590
Globe Telecom, Inc.	10,395	420,935
GT Capital Holdings, Inc.	6,940	158,318
International Container Terminal Services, Inc.	92,600	165,797
JG Summit Holdings, Inc.	323,620	524,724
Jollibee Foods Corp.	153,200	602,833
Lopez Holdings Corp.	589,100	90,500
LT Group, Inc.	259,000	82,691
Manila Electric Co.	72,840	397,818
Manila Water Co., Inc.	208,500	127,955
Megaworld Corp.	2,214,000	149,089

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Philippines (cont’d.)
Melco Crown Philippines Resorts Corp.*	1,466,000	$195,133
Metro Pacific Investments Corp.	1,182,600	141,841
Metropolitan Bank & Trust Co.	119,008	189,649
Petron Corp.	561,500	99,589
Philex Mining Corp.	1,064,100	177,775
PLDT, Inc.	25,855	847,921
Puregold Price Club, Inc.	258,600	225,246
Robinsons Land Corp.	155,300	71,138
Robinsons Retail Holdings, Inc.	142,880	219,178
San Miguel Corp.	42,300	87,669
Security Bank Corp.	32,050	129,010
Semirara Mining & Power Corp.	136,200	400,571
SM Investments Corp.	48,778	677,399
SM Prime Holdings, Inc.	1,170,550	660,081
Travellers International Hotel Group, Inc.	1,259,000	80,290
Universal Robina Corp.	239,400	780,070

		11,816,613

Poland — 3.0%
Alior Bank SA*	16,767	302,105
AmRest Holdings SE*	4,267	373,310
Asseco Poland SA	28,214	386,204
Bank Handlowy w Warszawie SA	6,200	119,757
Bank Millennium SA*	79,551	129,318
Bank Pekao SA	16,859	561,202
Bank Zachodni WBK SA	3,981	343,501
Boryszew SA*	58,224	164,285
Budimex SA	5,800	358,021
CCC SA	9,072	544,048
CD Projekt SA*	31,056	580,798
Ciech SA	8,108	163,491
Cyfrowy Polsat SA*	53,621	326,989
Enea SA*	89,414	254,843
Energa SA	89,698	240,300
Eurocash SA	37,807	304,153
Getin Noble Bank SA*	151,309	74,743
Grupa Azoty SA	7,579	131,943
Grupa Lotos SA*	17,944	247,420
ING Bank Slaski SA	4,928	213,739
Jastrzebska Spolka Weglowa SA*	9,421	149,092
KGHM Polska Miedz SA	22,879	667,531
KRUK SA	2,636	159,861
LPP SA	266	455,544
mBank SA*	1,654	155,723
Netia SA	144,420	165,990
Orange Polska SA	295,200	344,371
PGE Polska Grupa Energetyczna SA	295,649	849,184
PKP Cargo SA*	12,263	200,869
Polski Koncern Naftowy ORLEN SA	46,426	1,170,957
Polskie Gornictwo Naftowe i Gazownictwo SA	269,491	402,111
Powszechna Kasa Oszczednosci Bank Polski SA*	110,859	896,029
Powszechny Zaklad Ubezpieczen SA	73,253	642,392
Synthos SA	91,019	120,412
Tauron Polska Energia SA*	408,509	349,048

		12,549,284

	Shares	Value
COMMON STOCKS (Continued)
Qatar — 1.4%
Aamal Co.	37,602	$148,423
Al Meera Consumer Goods Co. QSC	1,497	69,090
Barwa Real Estate Co.	13,857	135,867
Commercial Bank QSC (The)*	20,571	191,944
Doha Bank QSC	16,900	145,811
Gulf International Services QSC	15,142	117,366
Industries Qatar QSC	19,209	582,569
Masraf Al Rayan QSC	32,901	380,722
Medicare Group	2,928	77,045
Ooredoo QSC	25,164	668,108
Qatar Electricity & Water Co. QSC	10,666	644,484
Qatar Gas Transport Co. Ltd.	55,307	323,037
Qatar Insurance Co. SAQ	17,055	328,792
Qatar International Islamic Bank QSC(g)	4,352	81,848
Qatar Islamic Bank SAQ	7,131	200,376
Qatar National Bank QPSC	21,120	847,359
Qatar National Cement Co. QSC	4,462	96,293
Qatar Navigation QSC	8,680	182,212
Qatari Investors Group QSC	10,566	177,562
United Development Co. QSC	19,310	104,513
Vodafone Qatar QSC*	99,187	254,295

		5,757,716

Romania — 0.7%
Antibiotice SA(g)	575,841	75,169
Banca Transilvania SA	1,133,082	705,689
BRD-Groupe Societe Generale SA*	118,727	342,057
OMV Petrom SA*	8,512,000	603,621
Societatea Energetica Electrica SA	191,085	644,012
Societatea Nationala de Gaze Naturale ROMGAZ SA	41,308	295,012
Transelectrica SA	34,326	265,556
Transgaz SA Medias	1,481	131,483

		3,062,599

Russia — 5.1%
Aeroflot PJSC*	215,600	643,817
Alrosa PJSC	285,200	460,995
Evraz PLC*	39,700	107,644
Federal Grid Co. Unified Energy System PJSC	72,141,400	229,697
Gazprom Neft PJSC, ADR	7,100	127,445
Gazprom PJSC, ADR	436,754	1,952,290
Inter RAO UES PJSC	6,069,048	432,677
Lenta Ltd., GDR, RegS*	28,589	194,405
LSR Group PJSC, GDR, RegS	58,500	214,695
Lukoil PJSC, ADR	30,560	1,618,458
Magnit PJSC	11,925	1,962,006
Mail.Ru Group Ltd., GDR, RegS*	31,600	698,360
MegaFon PJSC, GDR, RegS	31,826	367,427
MMC Norilsk Nickel PJSC, ADR	77,077	1,211,650
Mobile TeleSystems PJSC	242,623	1,175,688
Mosenergo PJSC	4,030,000	172,169
Novatek PJSC	47,140	590,919
Novolipetsk Steel PJSC, GDR	13,000	258,700
PhosAgro PJSC, GDR, RegS	10,889	158,979
PIK Group PJSC, GDR, RegS*	23,972	118,062
Polymetal International PLC	27,400	339,944
Rosneft Oil Co. PJSC, GDR	82,300	468,287

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Russia (cont’d.)
Rosseti PJSC	7,397,630	$123,489
Rostelecom PJSC	200,103	273,723
RusHydro PJSC	27,727,964	459,443
Sberbank of Russia PJSC, ADR	240,832	2,779,201
Severstal PJSC, GDR, RegS	21,739	313,259
Sistema PJSC FC	1,013,950	400,376
Surgutneftegas OJSC, ADR	76,706	392,735
Tatneft PJSC, ADR	17,970	662,195
United Co. RUSAL PLC	255,000	132,177
VTB Bank PJSC, GDR, RegS	128,400	293,908
X5 Retail Group NV, GDR, RegS*	29,000	975,850
Yandex NV (Class A Stock)*	57,500	1,260,975

		21,571,645

Singapore — 0.0%
Silverlake Axis Ltd.	423,500	172,614

Slovenia — 0.7%
Cinkarna Celje dd	1,480	291,521
Gorenje dd*	10,662	79,582
Krka dd Novo mesto	15,289	850,474
Luka Koper	9,841	304,428
Petrol dd Ljubljana	1,298	465,299
Pozavarovalnica Sava dd(g)	14,225	245,928
Telekom Slovenije dd	4,151	384,367
Zavarovalnica Triglav dd	10,318	286,230

		2,907,829

South Africa — 5.5%
AECI Ltd.	13,700	117,737
African Phoenix Investments Ltd.*	218,960	9,466
African Rainbow Minerals Ltd.	17,200	121,593
Anglo American Platinum Ltd.*	6,154	140,195
AngloGold Ashanti Ltd., ADR(a)	43,500	468,495
Aspen Pharmacare Holdings Ltd.	47,447	970,735
AVI Ltd.	45,600	335,917
Barclays Africa Group Ltd.	15,262	158,717
Barloworld Ltd.	68,800	611,230
Bid Corp. Ltd.(a)	44,379	856,053
Bidvest Group Ltd. (The)	65,979	756,253
Brait SE*	14,142	82,294
Clicks Group Ltd.	37,800	360,102
DataTec Ltd.	112,800	435,441
Discovery Ltd.	14,745	141,544
EOH Holdings Ltd.	26,200	270,532
Exxaro Resources Ltd.	24,500	215,190
FirstRand Ltd.	127,860	442,406
Foschini Group Ltd. (The)	11,100	127,745
Gold Fields Ltd.	74,934	261,117
Grindrod Ltd.*	207,800	221,330
Growthpoint Properties Ltd., REIT	95,663	184,404
Harmony Gold Mining Co. Ltd.	38,777	94,171
Impala Platinum Holdings Ltd.*	95,938	323,631
Investec Ltd.	15,300	104,218
Liberty Holdings Ltd.	12,500	100,539
Life Healthcare Group Holdings Ltd.	179,844	387,668
Massmart Holdings Ltd.	23,546	238,702
Mediclinic International PLC	58,567	520,386
MMI Holdings Ltd.	59,241	100,781
Mondi Ltd.	14,642	349,248

	Shares	Value
COMMON STOCKS (Continued)
South Africa (cont’d.)
Mr. Price Group Ltd.	7,400	$88,084
MTN Group Ltd.	218,551	1,986,339
Murray & Roberts Holdings Ltd.	248,925	285,995
Nampak Ltd.*	75,700	96,016
Naspers Ltd. (Class N Stock)	12,238	2,108,758
Nedbank Group Ltd.	9,385	168,631
Netcare Ltd.	277,420	529,288
Northam Platinum Ltd.*	50,800	194,813
Pick’n Pay Stores Ltd.	54,634	270,944
Pioneer Foods Group Ltd.	22,700	298,281
PPC Ltd.*	91,907	44,497
Rand Merchant Investment Holdings Ltd.	41,103	126,445
Redefine Properties Ltd., REIT	165,341	135,550
Remgro Ltd.	19,839	304,390
Resilient REIT Ltd., REIT	11,600	100,889
Reunert Ltd.	52,952	284,159
RMB Holdings Ltd.	24,619	107,453
Sanlam Ltd.	57,800	290,025
Sappi Ltd.	48,920	331,392
Sasol Ltd.	44,220	1,296,251
Shoprite Holdings Ltd.	56,366	815,211
Sibanye Gold Ltd.	70,871	153,013
SPAR Group Ltd. (The)	25,400	329,531
Standard Bank Group Ltd.	46,358	497,121
Steinhoff International Holdings NV	103,885	496,948
Telkom SA SOC Ltd.	55,943	313,041
Tiger Brands Ltd.	27,991	835,110
Trencor Ltd.	42,028	124,198
Truworths International Ltd.	11,075	71,484
Vodacom Group Ltd.	69,147	782,725
Wilson Bayly Holmes-Ovcon Ltd.	18,343	220,862
Woolworths Holdings Ltd.	23,760	123,933

		23,319,217

South Korea — 6.1%
Amorepacific Corp.	1,619	406,406
AMOREPACIFIC Group	1,583	169,223
BGF retail Co. Ltd.	1,940	182,210
BNK Financial Group, Inc.	9,467	77,671
Celltrion, Inc.*(a)	6,890	555,053
Chong Kun Dang Pharmaceutical Corp.	1,263	124,811
CJ CheilJedang Corp.	800	252,530
CJ Corp.	790	122,913
Coway Co. Ltd.	2,686	231,244
Dongbu Insurance Co. Ltd.	1,230	70,408
Doosan Heavy Industries & Construction Co. Ltd.	4,590	98,342
E-MART, Inc.	1,337	245,795
Green Cross Corp.	683	96,789
Green Cross Holdings Corp.	4,475	114,653
GS Engineering & Construction Corp.*	4,058	111,415
GS Holdings Corp.	8,140	430,421
Hana Financial Group, Inc.	10,821	357,072
Hankook Tire Co. Ltd.	2,943	143,530
Hanmi Pharm Co. Ltd.*	863	230,684
Hanmi Science Co. Ltd.*	4,061	212,015
Hanssem Co. Ltd.	673	132,403
Hanwha Chemical Corp.	8,968	211,844
Hanwha Corp.	3,690	118,474

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
Hanwha Techwin Co. Ltd.*	3,179	$133,855
Hotel Shilla Co. Ltd.	1,650	66,590
Hyosung Corp.	1,390	168,442
Hyundai Department Store Co. Ltd.	730	65,923
Hyundai Engineering & Construction Co. Ltd.	3,134	138,841
Hyundai Glovis Co. Ltd.	960	126,254
Hyundai Heavy Industries Co. Ltd.*(g)	1,604	236,588
Hyundai Marine & Fire Insurance Co. Ltd.	2,621	82,036
Hyundai Mobis Co. Ltd.	2,400	516,281
Hyundai Motor Co.	6,082	857,147
Hyundai Steel Co.	5,895	308,701
Hyundai Wia Corp.	961	58,361
Industrial Bank of Korea	11,766	128,259
iNtRON Biotechnology, Inc.*	3,532	74,523
Kangwon Land, Inc.	3,858	131,871
KB Financial Group, Inc.	14,262	625,053
KCC Corp.	274	86,831
Kia Motors Corp.	10,110	335,073
Komipharm International Co. Ltd.*	6,455	216,133
Korea Aerospace Industries Ltd.	2,153	110,950
Korea Electric Power Corp.	31,594	1,315,111
Korea Gas Corp.*	6,300	253,535
Korea Investment Holdings Co. Ltd.	1,595	67,220
Korea Zinc Co. Ltd.	502	194,078
Korean Air Lines Co. Ltd.*	4,147	117,049
KT Corp.	13,418	383,010
KT&G Corp.	6,722	586,333
LG Chem Ltd.	2,488	654,191
LG Corp.	4,536	284,921
LG Display Co. Ltd.	3,794	102,743
LG Electronics, Inc.	5,110	310,430
LG Household & Health Care Ltd.	500	362,730
LG Uplus Corp.	32,527	416,292
Lotte Chemical Corp.	832	275,700
LOTTE Fine Chemical Co. Ltd.	1,838	63,573
Lotte Shopping Co. Ltd.	962	187,136
LS Corp.	2,520	144,706
Medy-Tox, Inc.	579	239,714
NAVER Corp.	337	257,691
NCSoft Corp.	385	104,999
NH Investment & Securities Co. Ltd.	9,763	109,597
OCI Co. Ltd.	2,150	162,951
Orion Corp.	250	149,919
Ottogi Corp.	254	172,717
POSCO	2,999	778,918
Posco Daewoo Corp.	6,180	131,841
Samsung C&T Corp.	4,030	459,871
Samsung Card Co. Ltd.	2,600	91,192
Samsung Electro-Mechanics Co. Ltd.	1,720	106,942
Samsung Electronics Co. Ltd.	1,153	2,121,999
Samsung Engineering Co. Ltd.*	10,660	122,545
Samsung Fire & Marine Insurance Co. Ltd.	1,142	273,800
Samsung Heavy Industries Co. Ltd.*	8,890	89,101
Samsung Life Insurance Co. Ltd.	2,315	224,573
Samsung SDI Co. Ltd.	1,147	141,601
Samsung SDS Co. Ltd.	530	63,278
Samsung Securities Co. Ltd.	3,344	100,678
Shinhan Financial Group Co. Ltd.	13,298	554,089

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
Shinsegae, Inc.	401	$68,499
SK Chemicals Co. Ltd.	1,760	102,173
SK Holdings Co. Ltd.	1,435	312,548
SK Hynix, Inc.	6,588	297,560
SK Innovation Co. Ltd.	8,585	1,279,225
SK Telecom Co. Ltd.	5,493	1,241,146
S-Oil Corp.	5,061	455,059
ViroMed Co. Ltd.*	1,825	153,932
Woori Bank	16,280	189,125
Yuhan Corp.	951	189,353

		25,629,012

Sri Lanka — 0.7%
Access Engineering PLC	433,567	67,864
Aitken Spence PLC	130,112	48,063
Ceylon Tobacco Co. PLC(g)	44,954	257,342
Chevron Lubricants Lanka PLC	161,664	180,660
Commercial Bank of Ceylon PLC	323,623	277,315
DFCC Bank PLC	136,728	102,411
Hatton National Bank PLC	181,948	269,275
Hemas Holdings PLC	148,235	105,937
John Keells Holdings PLC	655,806	594,388
Lanka IOC PLC(g)	359,478	68,497
Melstacorp PLC	569,792	221,729
National Development Bank PLC	80,554	73,790
Nestle Lanka PLC	16,404	225,175
People’s Leasing & Finance PLC(g)	641,689	65,805
Sampath Bank PLC	95,776	163,012
Teejay Lanka PLC	468,591	113,973

		2,835,236

Taiwan — 5.9%
Advanced Semiconductor Engineering, Inc.	117,629	150,686
Advantech Co. Ltd.	16,000	133,940
Airtac International Group*	28,000	275,493
Asia Cement Corp.	234,829	236,884
Asustek Computer, Inc.	15,037	148,673
AU Optronics Corp.	318,441	124,044
Bizlink Holding, Inc.*	33,572	190,841
Catcher Technology Co. Ltd.	26,780	264,669
Cathay Financial Holding Co. Ltd.	367,543	589,941
Chang Hwa Commercial Bank Ltd.	308,011	187,718
Cheng Shin Rubber Industry Co. Ltd.	191,424	395,527
Chicony Electronics Co. Ltd.*	47,100	120,129
China Airlines Ltd.	396,590	137,880
China Development Financial Holding Corp.	656,005	180,078
China Life Insurance Co. Ltd.	139,156	137,612
China Steel Corp.	817,084	681,308
China Synthetic Rubber Corp.	112,270	108,927
Chunghwa Telecom Co. Ltd.	352,268	1,196,260
Compal Electronics, Inc.	173,822	113,412
CTBC Financial Holding Co. Ltd.	632,587	390,841
CTCI Corp.*	61,000	106,537
Delta Electronics, Inc.	33,800	181,028
E.Sun Financial Holding Co. Ltd.	281,376	171,058
Eclat Textile Co. Ltd.	25,000	250,586
Eva Airways Corp.	338,529	179,616
Far Eastern Department Stores Ltd.*	349,405	185,969
Far Eastern New Century Corp.	500,537	433,969

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Far EasTone Telecommunications Co. Ltd.	133,000	$326,549
Feng TAY Enterprise Co. Ltd.	57,120	227,617
First Financial Holding Co. Ltd.	500,982	305,451
Formosa Chemicals & Fibre Corp.	225,064	700,183
Formosa Petrochemical Corp.	149,670	522,802
Formosa Plastics Corp.	284,142	847,314
Foxconn Technology Co. Ltd.	65,185	198,744
Fubon Financial Holding Co. Ltd.	328,002	534,986
Giant Manufacturing Co. Ltd.	36,661	216,957
Ginko International Co. Ltd.*	16,000	146,580
Great Wall Enterprise Co. Ltd.	105,390	100,057
Hiwin Technologies Corp.	40,800	255,913
Hon Hai Precision Industry Co. Ltd.	201,470	604,226
Hota Industrial Manufacturing Co. Ltd.	28,723	120,258
Hotai Motor Co. Ltd.	39,000	456,806
Hua Nan Financial Holdings Co. Ltd.	264,375	147,673
Innolux Corp.	262,200	108,481
Inventec Corp.	156,000	116,970
Kenda Rubber Industrial Co. Ltd.	126,162	209,549
Kerry TJ Logistics Co. Ltd.	140,000	197,722
King Slide Works Co. Ltd.	13,000	186,452
Largan Precision Co. Ltd.	2,000	315,000
Lite-On Technology Corp.	36,941	63,674
MediaTek, Inc.	28,460	201,661
Mega Financial Holding Co. Ltd.	478,684	386,265
Microbio Co. Ltd.*	86,319	62,599
Nan Kang Rubber Tire Co. Ltd.*	158,776	155,128
Nan Ya Plastics Corp.	311,893	738,930
Novatek Microelectronics Corp.	29,246	113,262
OBI Pharma, Inc.*	19,000	171,066
Pegatron Corp.	32,133	95,125
PharmaEngine, Inc.*	27,598	184,693
Pou Chen Corp.	271,547	375,822
President Chain Store Corp.	62,648	516,095
Quanta Computer, Inc.	58,319	118,575
Ruentex Development Co. Ltd.*	77,499	92,862
Ruentex Industries Ltd.	97,461	156,750
Shin Kong Financial Holding Co. Ltd.*	340,052	99,165
Siliconware Precision Industries Co. Ltd.	93,350	152,313
Simplo Technology Co. Ltd.	29,766	101,031
SinoPac Financial Holdings Co. Ltd.	570,457	178,037
Solar Applied Materials Technology Co.*^	113,773	48,985
St. Shine Optical Co. Ltd.	10,000	202,936
Standard Foods Corp.	89,715	222,948
Synnex Technology International Corp.	83,883	90,265
Tainan Spinning Co. Ltd.*	279,052	139,318
Taishin Financial Holding Co. Ltd.	330,287	137,667
Taiwan Cement Corp.	294,562	352,405
Taiwan Cooperative Financial Holding Co. Ltd.	482,859	240,333
Taiwan Fertilizer Co. Ltd.	79,000	109,341
Taiwan Glass Industry Corp.*	334,319	191,655
Taiwan Mobile Co. Ltd.	161,200	592,223
Taiwan Semiconductor Manufacturing Co. Ltd.	222,814	1,397,185
Teco Electric and Machinery Co. Ltd.	270,000	274,518
Transcend Information, Inc.*	37,719	123,571
Tripod Technology Corp.	49,278	138,837
TSRC Corp.*	118,629	136,650

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
TTY Biopharm Co. Ltd.*	36,713	$131,832
Tung Ho Steel Enterprise Corp.	127,381	99,282
Tung Thih Electronic Co. Ltd.	15,000	129,279
Uni-President Enterprises Corp.	461,728	865,622
United Microelectronics Corp.	316,280	126,862
Walsin Lihwa Corp.*	707,000	323,919
Wistron Corp.	106,649	97,721
WPG Holdings Ltd.	123,613	155,218
Yang Ming Marine Transport Corp.*	564,300	129,982
Yuanta Financial Holding Co. Ltd.	584,090	246,383
Yulon Motor Co. Ltd.	118,053	109,913

		24,897,819

Thailand — 2.9%
Advanced Info Service PCL	152,100	787,888
Airports of Thailand PCL	370,000	422,626
Bangkok Bank PCL	26,800	145,131
Bangkok Chain Hospital PCL	310,900	117,619
Bangkok Dusit Medical Services PCL (Class F Stock)	725,900	447,845
Bangkok Expressway & Metro PCL	899,615	198,969
Banpu PCL	132,500	76,348
BEC World PCL	175,600	88,918
BTS Group Holdings PCL	570,200	140,217
Bumrungrad Hospital PCL	76,300	406,341
Central Pattana PCL	70,500	116,431
Central Plaza Hotel PCL	109,000	112,608
Charoen Pokphand Foods PCL	220,800	178,311
CP ALL PCL	295,900	508,057
Delta Electronics Thailand PCL	214,200	545,435
Dynasty Ceramic PCL	1,191,700	147,044
Electricity Generating PCL	63,200	393,592
Glow Energy PCL	112,000	268,898
Hana Microelectronics PCL	321,400	439,601
Home Product Center PCL	678,082	190,391
Indorama Ventures PCL	204,988	210,282
IRPC PCL	885,200	132,667
Italian-Thai Development PCL	491,663	68,393
Kasikornbank PCL	49,100	270,153
KCE Electronics PCL	85,600	260,319
Krung Thai Bank PCL	224,475	133,264
Minor International PCL	354,900	379,558
MK Restaurants Group PCL	85,300	154,527
Polyplex Thailand PCL*	133,400	62,114
Precious Shipping PCL*	335,250	103,417
Pruksa Holding PCL	94,500	62,427
PTT Exploration & Production PCL	92,429	250,153
PTT Global Chemical PCL	187,158	398,962
PTT PCL	51,600	581,134
Ratchaburi Electricity Generating Holding PCL	114,800	167,878
Robinson Department Store PCL	87,700	163,341
Siam Cement PCL (The)	37,300	586,114
Siam Commercial Bank PCL (The)	65,900	312,599
Siam Global House PCL	260,715	125,947
Sino-Thai Engineering & Construction PCL	142,514	99,537
Superblock PCL*	4,845,000	191,756
Thai Beverage PCL	571,600	384,178
Thai Oil PCL	50,700	111,396

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Thailand (cont’d.)
Thai Union Group PCL (Class F Stock)	235,280	$146,526
Thanachart Capital PCL	130,700	183,522
TMB Bank PCL	2,379,000	168,927
Total Access Communication PCL, NVDR	125,600	160,811
True Corp. PCL	1,379,617	273,013
TTW PCL	594,400	183,358
Vibhavadi Medical Center PCL	2,058,000	177,277

		12,235,820

Togo — 0.0%
Ecobank Transnational, Inc.	1,657,284	47,231

Tunisia — 0.3%
Accumulateur Tunisienne Assad*	16,114	43,022
ADWYA SA	17,915	46,335
Banque de l’Habitat*	9,894	83,773
Banque de Tunisie	21,274	75,724
Banque Internationale Arabe de Tunisie	3,704	151,214
Banque Nationale Agricole*(g)	16,322	59,202
Carthage Cement*	169,068	186,581
Ennakl Automobiles(g)	20,527	128,666
Euro Cycles SA	4,187	64,020
One Tech Holding	25,306	96,411
Poulina Group	33,363	109,414
Societe D’Articles Hygieniques SA	27,813	158,494

		1,202,856

Turkey — 3.0%
Akbank TAS	166,996	392,079
Akcansa Cimento A/S	15,512	53,728
Anadolu Efes Biracilik Ve Malt Sanayii A/S	47,842	260,908
Arcelik A/S	109,285	681,779
Aselsan Elektronik Sanayi Ve Ticaret A/S	30,000	140,277
Aygaz A/S	58,500	236,815
Bagfas Bandirma Gubre Fabrikalari A/S*(a)	22,545	62,293
BIM Birlesik Magazalar A/S	51,500	791,869
Cimsa Cimento Sanayi VE Ticaret A/S	19,867	84,479
Coca-Cola Icecek A/S	15,939	156,341
Dogus Otomotiv Servis ve Ticaret A/S*	26,784	62,301
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, REIT	1,267,883	1,011,692
Enka Insaat ve Sanayi A/S	221,288	371,354
Eregli Demir ve Celik Fabrikalari TAS	612,614	994,831
Ford Otomotiv Sanayi A/S	29,204	285,911
Gubre Fabrikalari TAS(a)	45,700	57,390
Haci Omer Sabanci Holding A/S	96,069	264,322
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Class D Stock)*(a)	416,822	133,126
KOC Holding A/S	139,566	589,576
Koza Altin Isletmeleri A/S*	19,000	104,092
Migros Ticaret A/S*	11,500	70,171
Petkim Petrokimya Holding A/S	199,060	277,778
TAV Havalimanlari Holding A/S	40,762	162,460
Tekfen Holding A/S	50,266	119,628
Tofas Turk Otomobil Fabrikasi A/S	60,341	452,111
Tupras Turkiye Petrol Rafinerileri A/S	55,700	1,383,816
Turk Hava Yollari AO*	136,028	204,750
Turk Telekomunikasyon A/S	189,654	307,909
Turk Traktor ve Ziraat Makineleri A/S	2,324	52,298
Turkcell Iletisim Hizmetleri A/S*	355,026	1,169,520

	Shares	Value
COMMON STOCKS (Continued)
Turkey (cont’d.)
Turkiye Garanti Bankasi A/S	160,878	$392,319
Turkiye Halk Bankasi A/S	45,268	129,187
Turkiye Is Bankasi (Class C Stock)*	112,037	204,474
Turkiye Sise ve Cam Fabrikalari A/S	94,439	108,403
Turkiye Vakiflar Bankasi TAO (Class D Stock)	173,877	256,552
Ulker Biskuvi Sanayi A/S	34,000	172,788
Vestel Elektronik Sanayi ve Ticaret A/S*	63,000	120,544
Yapi ve Kredi Bankasi A/S*	148,325	155,011
Yazicilar Holding A/S (Class A Stock)	18,059	100,452

		12,575,334

United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC	173,272	321,050
Abu Dhabi National Hotels	239,739	204,955
Agthia Group PJSC	49,606	86,900
Air Arabia PJSC	530,800	153,243
Aldar Properties PJSC	371,654	228,733
Arabtec Holding PJSC*	525,800	127,724
DAMAC Properties Dubai Co. PJSC*	228,700	175,663
Dana Gas PJSC*	773,762	88,555
DP World Ltd.	37,112	797,908
Dubai Financial Market PJSC*	451,700	153,720
Dubai Islamic Bank PJSC	62,300	94,937
DXB Entertainments PJSC*	154,373	42,826
Emaar Malls PJSC*	139,399	100,305
Emaar Properties PJSC	350,045	696,198
Emirates Telecommunications Group Co. PJSC	251,079	1,234,531
First Gulf Bank PJSC(g)	132,180	464,567
National Bank of Abu Dhabi PJSC	157,798	440,238
National Central Cooling Co. PJSC	256,200	132,545
Taqa Morocco	2,181	168,144
Union National Bank PJSC	176,824	210,070

		5,922,812

United Kingdom — 0.2%
KAZ Minerals PLC*	149,178	849,765

Uruguay — 0.1%
Arcos Dorados Holdings, Inc. (Class A Stock)*	65,700	528,885

TOTAL COMMON STOCKS (cost $404,393,242)		392,582,509

	Units
PARTICIPATORY NOTES† — 2.6%
Egypt — 1.0%
Arab Cotton Ginning, expiring 11/24/17	212,570	55,833
Commercial International Bank Egypt SAE, expiring 11/24/17	265,081	1,109,445
Eastern Tobacco, expiring 11/24/17	44,356	523,577
EFG - Hermes Holding Co. SAE, expiring 11/24/17*	212,319	306,835
Egyptian Kuwaiti Holding Co. SAE, expiring 11/24/17*	393,891	263,907
ElSewedy Electric Co., expiring 11/27/17	61,409	292,167
Ezz Steel, expiring 11/24/17*	233,320	259,999
Juhayna Food Industries, expiring 11/20/17*	442,350	200,261

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Units	Value
PARTICIPATORY NOTES† (Continued)
Egypt (cont’d.)
Maridive & Oil Services SAE, expiring 11/24/17*	315,125	$81,933
Orascom Telecom Media & Technology Holding SAE, expiring 11/12/18*	1,745,300	71,566
Oriental Weavers, expiring 11/24/17	296,855	316,323
Palm Hills Developments SAE, expiring 11/24/17	294,630	52,897
Pioneers Holding, expiring 11/24/17*	120,879	67,585
Sidi Kerir Petrochemicals Co., expiring 11/24/17	174,200	189,679
Talaat Moustafa Group, expiring 11/24/17	342,837	174,397
Telecom Egypt Co., expiring 11/24/17	241,812	153,557

		4,119,961

Saudi Arabia — 0.8%
Al Rajhi Bank, expiring 01/22/18	18,308	311,651
Al Tayyar Travel Group Holding Co., expiring 03/05/18*	11,915	97,759
Alinma Bank, expiring 01/22/18	31,000	124,156
Almarai Co., expiring 07/31/17	15,700	295,304
Banque Saudi Fransi, expiring 01/22/18	16,000	110,455
Etihad Etisalat Co., expiring 11/20/17*	16,920	101,512
Fawaz Abdulaziz Alhokair & Co., expiring 02/28/20*	6,400	54,865
Jarir Marketing Co., expiring 01/22/18	3,025	108,924
Mobile Telecommunications Co. KSC, expiring 04/30/18*	23,975	56,513
Mouwasat Medical Services Co., expiring 03/05/18*	2,587	98,298
National Industrialization Co., expiring 08/26/19*	23,850	111,482
Rabigh Refining & Petrochemical Co., expiring 07/24/17*	26,012	88,087
Riyad Bank, expiring 11/20/17	32,000	89,934
Samba Financial Group, expiring 06/29/17	31,555	180,564
Saudi Arabian Amiantit Co., expiring 04/30/18	21,300	38,621
Saudi Arabian Fertilizer Co., expiring 07/31/17	4,332	79,206
Saudi Arabian Mining Co., expiring 04/30/18*	9,400	102,515
Saudi Basic Industries Corp., expiring 01/22/18*	11,500	296,891
Saudi Cement Co., expiring 07/20/18	4,700	75,006
Saudi Electricity Co., expiring 01/22/18	33,899	209,525
Saudi Ground Services Co., expiring 06/25/18*	12,502	171,047
Saudi International Petrochemical Co., expiring 01/22/18*	17,830	84,246
Saudi Pharmaceutical Industries & Medical
Appliances Corp., expiring 02/12/18	8,669	83,678
Saudi Telecom Co., expiring 04/23/18*	18,300	326,300
Savola Group, expiring 01/24/20	14,900	163,808
Yamama Cement Co., expiring 01/22/18	12,750	62,011

		3,522,358

Vietnam — 0.8%
Bank for Foreign Trade of Vietnam JSC, expiring 06/10/19	242,040	392,931
Bao Viet Holdings, expiring 06/23/20	54,931	143,068

	Units	Value
PARTICIPATORY NOTES† (Continued)
Vietnam (cont’d.)
Danang Rubber JSC, expiring 06/03/19	50,160	$68,962
Development Investment Construction JSC, expiring 08/18/19*	206,408	78,731
HAGL JSC, expiring 08/27/19*	354,616	142,752
Hoa Phat Group JSC, expiring 02/24/20	276,864	372,118
Masan Group Corp., expiring 12/12/18	299,816	620,607
PetroVietnam Drilling & Well Services JSC, expiring 08/24/21	126,049	111,188
Petrovietnam Fertilizer & Chemicals JSC, expiring 11/25/19*	130,000	138,694
PetroVietnam Gas JSC, expiring 06/03/19	86,760	209,936
PetroVietnam Technical Services Corp., expiring 06/24/19	134,600	104,222
Pha Lai Thermal Power JSC, expiring 11/07/18	91,939	69,571
Saigon Securities, Inc., expiring 03/15/21	101,330	106,323
Saigon Thuong Tin Commercial JSB, expiring 06/03/19*	175,796	88,556
Vietnam Joint Stock Commercial Bank for
Industry and Trade, expiring 06/23/20*	198,814	158,317
Vingroup JSC, expiring 07/31/19*	212,121	390,088

		3,196,064

TOTAL PARTICIPATORY NOTES (cost $14,375,940)		10,838,383

	Shares
PREFERRED STOCKS — 2.5%
Brazil — 2.0%
Alpargatas SA (PRFC)	88,400	344,779
Banco Bradesco SA (PRFC)	77,621	800,360
Centrais Eletricas Brasileiras SA (PRFC B)*	44,100	313,430
Cia Brasileira de Distribuicao (PRFC)	7,695	148,168
Cia Energetica de Sao Paulo (PRFC B)	22,900	141,177
Gerdau SA (PRFC)	37,400	130,218
Itau Unibanco Holding SA (PRFC), ADR	61,007	736,354
Itausa - Investimentos Itau SA (PRFC)	136,381	416,035
Klabin SA (PRFC)	45,300	38,490
Lojas Americanas SA (PRFC)	82,449	430,338
Marcopolo SA (PRFC)	174,800	145,732
Metalurgica Gerdau SA (PRFC)*	102,900	164,345
Petroleo Brasileiro SA (PRFC), ADR*	185,600	1,711,232
Suzano Papel e Celulose SA (PRFC A)	15,725	66,555
Telefonica Brasil SA (PRFC)	95,441	1,419,451
Usinas Siderurgicas de Minas Gerais SA (PRFC A)*	57,200	81,490
Vale SA (PRFC), ADR(a)	141,400	1,269,772

		8,357,926

Colombia — 0.2%
Avianca Holdings SA (PRFC)	99,000	96,418
Banco Davivienda SA (PRFC)	10,919	113,634
Cementos Argos SA (PRFC)	36,909	140,705
Grupo Argos SA (PRFC)	30,084	200,910
Grupo Aval Acciones y Valores SA (PRFC)	523,436	213,017
Grupo de Inversiones Suramericana SA (PRFC)	12,779	169,795

		934,479

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Croatia — 0.1%
Adris Grupa dd (PRFC)	6,422	$425,153

Philippines — 0.0%
Ayala Land, Inc. (PRFC)^	1,180,500	—

Russia — 0.2%
Surgutneftegas OJSC (PRFC)	619,400	354,131
Transneft PJSC (PRFC)	126	387,841

		741,972

South Korea — 0.0%
LG Chem Ltd. (PRFC)	430	73,221

Togo — 0.0%
Ecobank Transnational, Inc. (PRFC)*	130,579	—

TOTAL PREFERRED STOCKS (cost $9,593,165)		10,532,751

	Units
RIGHTS* — 0.0%
Qatar — 0.0%
Doha Bank QSC, expiring 5/9/17	3,380	5,955

South Africa — 0.0%
Life Healthcare Group Holdings Ltd.,expiring 04/13/17	61,536	20,640

TOTAL RIGHTS (cost $0)		26,595

	Shares
UNAFFILIATED EXCHANGE TRADED FUND — 0.5%
iShares Core MSCI Emerging Markets ETF JDR(a) (cost $2,139,447)	44,400	2,121,876

TOTAL LONG-TERM INVESTMENTS (cost $430,501,794)		416,102,114

SHORT-TERM INVESTMENTS — 4.8%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	2,870,518	2,870,518
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $17,272,560; includes $17,254,388 of cash collateral for securities on loan)(b)(w)	17,268,393	17,271,846

TOTAL SHORT-TERM INVESTMENTS (cost $20,143,078)		20,142,364

TOTAL INVESTMENTS — 103.7% (cost $450,644,872)		436,244,478
Liabilities in excess of other assets — (3.7)%		(15,535,784)

NET ASSETS — 100.0%		$420,708,694

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

†	Participatory notes represented 2.6% of net assets, of which the Portfolio attributed 1.9% to Hong Kong & Shanghai Bank and 0.7% to JPMorgan Chase as counterparties to the securities.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $21,454 and 0.0% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $16,638,632; cash collateral of $17,254,388 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment. (g) Indicates a security that has been deemed illiquid; the aggregate value of $11,734,667 is approximately 2.8% of net assets.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$2,696,436	$—	$—
Bahrain	—	2,896,650	—
Botswana	801,732	997,870	—
Brazil	15,561,209	—	—
Bulgaria	—	1,435,826	21,454
Chile	12,900,400	—	—
China	4,251,156	39,121,974	—
Colombia	5,418,320	77,967	—

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Level 1	Level 2	Level 3
Croatia	$—	$2,342,731	$—
Czech Republic	—	3,041,467	—
Egypt	—	639,676	—
Estonia	—	2,297,671	—
Ghana	—	1,851,423	—
Greece	402,532	5,431,517	—
Hong Kong	—	3,237,476	—
Hungary	—	2,867,078	—
India	3,616,255	22,243,064	—
Indonesia	—	12,469,524	—
Jordan	—	3,263,046	—
Kazakhstan	1,820,873	—	—
Kenya	—	3,226,402	—
Kuwait	—	5,489,907	—
Latvia	—	438,530	—
Lebanon	260,288	617,505	—
Lithuania	—	1,299,607	—
Malaysia	—	12,085,701	—
Mauritius	—	3,166,718	—
Mexico	25,643,254	—	—
Monaco	429,686	—	—
Morocco	—	2,477,581	—
Netherlands	187,354	334,023	—
Nigeria	—	1,852,945	—
Oman	—	2,883,627	—
Pakistan	—	5,634,634	—
Panama	1,212,974	—	—
Peru	5,754,159	—	—
Philippines	—	11,816,613	—
Poland	—	12,549,284	—
Qatar	—	5,757,716	—
Romania	—	3,062,599	—
Russia	14,066,881	7,504,764	—
Singapore	—	172,614	—
Slovenia	—	2,907,829	—
South Africa	477,961	22,841,256	—
South Korea	—	25,629,012	—
Sri Lanka	221,729	2,613,507	—
Taiwan	—	24,897,819	—
Thailand	10,499,042	1,736,778	—
Togo	—	47,231	—
Tunisia	—	1,202,856	—
Turkey	—	12,575,334	—
United Arab Emirates	1,002,863	4,919,949	—
United Kingdom	—	849,765	—
Uruguay	528,885	—	—
Participatory Notes
Egypt	—	4,119,961	—
Saudi Arabia	—	3,522,358	—
Vietnam	—	3,196,064	—
Preferred Stocks
Brazil	8,357,926	—	—
Colombia	934,479	—	—
Croatia	—	425,153	—
Philippines	—	—	—
Russia	—	741,972	—
South Korea	—	73,221	—
Togo	—	—	—
Rights
Qatar	—	5,955	—
South Africa	20,640	—	—
Unaffiliated Exchange Traded Fund	2,121,876	—	—
Affiliated Mutual Funds	20,142,364	—	—

Total	$139,331,274	$296,891,750	$21,454

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2017 were as follows:

Banks	13.9%
Oil, Gas & Consumable Fuels	8.4
Wireless Telecommunication Services	6.1
Metals & Mining	4.9
Affiliated Mutual Funds (4.1% represents investments purchased with collateral from securities on loan)	4.8
Food Products	3.6
Diversified Telecommunication Services	3.3
Chemicals	3.1
Electric Utilities	3.1
Industrial Conglomerates	3.1
Food & Staples Retailing	3.0
Pharmaceuticals	2.6
Participatory Notes	2.6
Construction Materials	2.5
Beverages	2.0
Real Estate Management & Development	1.9
Independent Power & Renewable Electricity Producers	1.8
Health Care Providers & Services	1.6
Automobiles	1.6
Hotels, Restaurants & Leisure	1.6
Internet Software & Services	1.5
Transportation Infrastructure	1.5
Media	1.4
IT Services	1.3
Electronic Equipment, Instruments & Components	1.3
Construction & Engineering	1.2
Insurance	1.2
Multiline Retail	1.0
Textiles, Apparel & Luxury Goods	1.0
Airlines	0.9
Technology Hardware, Storage & Peripherals	0.9
Machinery	0.9

Gas Utilities	0.8%
Diversified Financial Services	0.8
Capital Markets	0.7
Specialty Retail	0.7
Household Durables	0.7
Semiconductors & Semiconductor Equipment	0.7
Tobacco	0.7
Personal Products	0.6
Water Utilities	0.6
Auto Components	0.6
Electrical Equipment	0.6
Biotechnology	0.5
Paper & Forest Products	0.5
Unaffiliated Exchange Traded Funds	0.5
Marine	0.4
Diversified Consumer Services	0.4
Equity Real Estate Investment Trusts (REITs)	0.4
Trading Companies & Distributors	0.4
Software	0.4
Energy Equipment & Services	0.3
Household Products	0.3
Consumer Finance	0.3
Health Care Equipment & Supplies	0.3
Aerospace & Defense	0.3
Road & Rail	0.3
Multi-Utilities	0.2
Thrifts & Mortgage Finance	0.2
Internet & Direct Marketing Retail	0.2
Air Freight & Logistics	0.2
Building Products	0.1
Communications Equipment	0.1
Containers & Packaging	0.1
Leisure Products	0.1
Commercial Services & Supplies	0.1

103.7
Liabilities in excess of other assets	(3.7)

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Equity contracts	$26,595

AST PRESERVATION ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 90.5%

AFFILIATED MUTUAL FUNDS
AST AB Global Bond Portfolio*	55,822,994	$595,631,347
AST AQR Emerging Markets Equity Portfolio*	443,082	4,745,405
AST AQR Large-Cap Portfolio*	22,555,261	354,794,248
AST BlackRock Low Duration Bond Portfolio*	3,334,518	35,412,580
AST BlackRock/Loomis Sayles Bond Portfolio*	13,260,509	175,701,748
AST Boston Partners Large-Cap Value Portfolio*	2,708,049	55,623,334
AST ClearBridge Dividend Growth Portfolio*	9,694,654	150,848,819
AST Goldman Sachs Global Income Portfolio*	26,533,134	279,393,905
AST Goldman Sachs Large-Cap Value Portfolio*	1,856,257	54,481,145
AST Goldman Sachs Mid-Cap Growth Portfolio*	1,411,469	11,390,556
AST Goldman Sachs Small-Cap Value Portfolio*	1,988,052	42,743,114
AST Goldman Sachs Strategic Income Portfolio*	10,793,733	105,023,021
AST Government Money Market Portfolio*	71,982,508	71,982,508
AST High Yield Portfolio*	16,428,785	158,209,197
AST Hotchkis & Wiley Large-Cap Value Portfolio*	2,938,411	76,574,998
AST International Growth Portfolio*	11,078,820	160,753,674
AST International Value Portfolio*	8,856,730	163,140,966
AST Jennison Large-Cap Growth Portfolio*	2,473,334	62,624,827
AST Loomis Sayles Large-Cap Growth Portfolio*	2,692,397	109,688,244
AST Lord Abbett Core Fixed Income Portfolio*	19,833,645	244,548,842
AST MFS Growth Portfolio*	3,115,790	61,941,901
AST MFS Large-Cap Value Portfolio*	6,035,072	108,329,548
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	232,194	7,418,603
AST Parametric Emerging Markets Equity Portfolio*	462,244	4,058,503
AST Prudential Core Bond Portfolio*	71,319,199	842,279,746
AST QMA Emerging Markets Equity Portfolio*	241,981	2,318,178
AST QMA International Core Equity Portfolio*	7,064,244	77,494,762
AST QMA Large-Cap Portfolio*	22,036,436	355,668,075
AST Small-Cap Growth Opportunities Portfolio*	1,992,061	33,108,047
AST Small-Cap Growth Portfolio*	919,923	34,947,865
AST Small-Cap Value Portfolio*	1,341,565	35,725,872
AST T. Rowe Price Large-Cap Growth Portfolio*	2,828,543	78,690,059
AST T. Rowe Price Natural Resources Portfolio*	793,269	16,468,263

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST Templeton Global Bond Portfolio*	131,266	$ 1,474,122
AST Value Equity Portfolio*	5,337,166	72,158,481
AST WEDGE Capital Mid-Cap Value Portfolio*	317,231	7,318,520
AST Wellington Management Global Bond Portfolio*	66,942,802	696,874,568
AST Western Asset Core Plus Bond Portfolio*	46,057,468	566,046,277
AST Western Asset Emerging Markets Debt Portfolio*	2,512,399	27,309,776

TOTAL LONG-TERM INVESTMENTS (cost $5,259,307,818)(w)		5,942,943,644

SHORT-TERM INVESTMENTS — 9.3%
AFFILIATED MUTUAL FUND — 9.1%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $597,782,008)(w)	597,782,009	597,782,008

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.2%
U.S. Treasury Bills (cost $12,980,361) 0.750%	06/15/17	13,000	12,981,007

TOTAL SHORT-TERM INVESTMENTS (cost $610,762,369)			610,763,015

TOTAL INVESTMENTS — 99.8% (cost $5,870,070,187)			6,553,706,659
Other assets in excess of liabilities(z) — 0.2%			15,991,607

NET ASSETS — 100.0%			$6,569,698,266

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown is the effective yield at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
708	2 Year U.S. Treasury Notes	Jun. 2017	$153,138,771	$153,248,813	$110,042
1,126	10 Year U.S. Treasury Notes	Jun. 2017	139,882,940	140,257,375	374,435
158	CAC40 10 Euro	Apr. 2017	8,401,619	8,622,426	220,807
29	DAX Index	Jun. 2017	9,293,951	9,536,034	242,083
238	Euro STOXX 50 Index	Jun. 2017	8,460,238	8,698,585	238,347
55	FTSE 100 Index	Jun. 2017	5,016,945	5,013,500	(3,445)
11	Mini MSCI EAFE Index	Jun. 2017	962,802	980,100	17,298
196	Russell 2000 Mini Index	Jun. 2017	13,385,820	13,567,120	181,300
477	S&P 500 E-Mini Index	Jun. 2017	56,489,918	56,266,920	(222,998)
102	S&P 500 Index	Jun. 2017	60,398,025	60,159,600	(238,425)
180	TOPIX Index	Jun. 2017	24,912,879	24,454,325	(458,554)

					$460,890

Cash and foreign currency of $127,538 and a U.S. Treasury Obligation with a market value of $12,981,007 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at March 31, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$6,540,725,652	$—	$—
U.S. Treasury Obligation	—	12,981,007	—
Other Financial Instruments*
Futures Contracts	460,890	—	—

Total	$6,541,186,542	$12,981,007	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Equity contracts	$(23,587)
Interest rate contracts	484,477

Total	$460,890

AST PRUDENTIAL CORE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 95.3%

ASSET-BACKED SECURITIES — 22.1%

Collateralized Loan Obligations — 13.3%
AIMCO CLO (Cayman Islands), Series 2014-AA, Class A, 144A	2.570%	(c)	07/20/26	8,000	$8,015,721
ALM Ltd. (Cayman Islands), Series 2013-8A, Class A1R, 144A	2.513%	(c)	10/15/28	8,750	8,762,791
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A2B, 144A	3.500%		07/13/25	4,450	4,465,763
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1R, 144A	2.469%	(c)	04/28/26	11,650	11,679,657
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.623%	(c)	10/15/26	8,750	8,779,061
Arrowpoint CLO Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	2.573%	(c)	10/15/26	8,750	8,750,143
Arrowpoint CLO Ltd. (Cayman Islands), Series 2014-3A, Class AR, 144A^	—%	(c)(p)	10/15/26	8,750	8,750,000
Arrowpoint CLO Ltd. (Cayman Islands), Series 2015-4A, Class A, 144A	2.574%	(c)	04/18/27	3,750	3,769,683
Atlas Senior Loan Fund IV Ltd. (Cayman Islands), Series 2013-2A, Class A1L, 144A	2.539%	(c)	02/17/26	1,000	1,000,014
Battalion CLO Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	2.441%	(c)	10/22/25	7,500	7,499,956
Battalion CLO Ltd. (Cayman Islands), Series 2013-4A, Class A1R, 144A^	—%	(c)(p)	10/22/25	12,000	11,994,000
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A1, 144A	2.523%	(c)	04/17/26	7,150	7,150,019
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A1R, 144A^	—%	(c)(p)	04/17/26	6,000	5,997,000
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A2A, 144A	3.173%	(c)	04/17/26	2,000	2,000,103
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A2B, 144A	4.410%		04/17/26	2,000	1,999,961
Battalion CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	2.623%	(c)	10/17/26	9,250	9,250,311
Battalion CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1R, 144A^	—%	(c)(p)	10/17/26	9,900	9,895,050
Bean Creek CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.650%	(c)	01/20/28	11,750	11,801,029
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	2.223%	(c)	07/15/24	12,200	12,202,255
BlueMountain CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A	2.352%	(c)	04/13/27	4,500	4,501,422
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.173%	(c)	04/17/25	11,900	11,910,191
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class AR, 144A	2.480%	(c)	01/20/29	12,000	12,061,862
Carlyle Global Markets Strategies Euro CLO Ltd., Series 2013-2A, Class A1R, 144A	0.823%	(c)	10/15/26	EUR 10,500	11,194,958
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1R, 144A	2.424%	(c)	10/18/26	5,000	4,996,985
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	2.473%	(c)	07/15/26	2,450	2,452,040
Flagship Ltd. (Cayman Islands), Series 2013-7A, Class A1, 144A	2.500%	(c)	01/20/26	14,800	14,800,629

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Galaxy XVII CLO Ltd. (Cayman Islands), Series 2014-17A, Class AR, 144A	2.423%	(c)	07/15/26	9,000	$9,002,158
Galaxy XVIII CLO Ltd. (Cayman Islands), Series 2014-18A, Class AR, 144A^	—%	(c)(p)	10/15/26	2,750	2,748,625
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	2.484%	(c)	05/05/27	3,500	3,506,001
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1B, 144A(g)	3.280%		01/25/27	3,750	3,746,138
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	2.573%	(c)	07/15/26	5,750	5,750,070
KVK CLO Ltd. (Cayman Islands), Series 2014-3A, Class AR, 144A^	—%	(c)(p)	10/15/26	15,000	14,992,500
Magnetite IX CLO Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A(g)	2.458%	(c)	07/25/26	7,500	7,510,883
Magnetite XI CLO Ltd. (Cayman Islands), Series 2014-11A, Class A1, 144A(g)	2.474%	(c)	01/18/27	2,000	2,000,091
MP CLO III Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	2.210%	(c)	04/20/25	14,150	14,143,528
OZLM Funding II Ltd. (Cayman Islands), Series 2012-2A, Class A1R, 144A	2.479%	(c)	10/30/27	7,500	7,501,513
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	2.191%	(c)	07/22/25	3,500	3,502,305
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	2.530%	(c)	07/20/27	14,500	14,558,713
Regatta III Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	2.543%	(c)	04/15/26	13,050	13,111,291
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.448%	(c)	07/25/26	8,250	8,259,288
Regatta V Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	2.598%	(c)	10/25/26	9,000	9,000,238
Shackleton III CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440%		04/15/25	600	601,937
Shackleton VI CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1, 144A	2.503%	(c)	07/17/26	1,250	1,252,027
Silver Spring CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.473%	(c)	10/15/26	6,699	6,704,924
Sound Point CLO I Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.730%	(c)	10/20/23	2,150	2,154,331
Sound Point CLO IX Ltd. (Cayman Islands), Series 2015-2A, Class A, 144A	2.550%	(c)	07/20/27	10,750	10,785,974
Sound Point CLO VI Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	2.390%	(c)	10/20/26	5,250	5,256,440
TICP CLO VI Ltd. (Cayman Islands), Series 2016-6A, Class A, 144A	2.434%	(c)	01/15/29	3,500	3,495,187
Trinitas CLO V Ltd. (Cayman Islands), Series 2016-5A, Class A, 144A	2.738%	(c)	10/25/28	11,500	11,550,350
Wellfleet CLO Ltd. (Cayman Islands), Series 2016-2A, Class A1, 144A	2.507%	(c)	10/20/28	7,750	7,796,920
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 144A^	—%	(c)(p)	04/20/29	9,000	9,000,000

					383,612,036

Non-Residential Mortgage-Backed Securities — 1.9%
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22	5,300	5,364,790
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 144A	2.730%		03/25/21	8,600	8,584,341
Hertz Vehicle Financing LLC, Series 2016-2A, Class A, 144A	2.950%		03/25/22	5,200	5,178,495

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class B, 144A	2.880%		06/15/21	2,500	$2,495,814
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	8,400	8,417,000
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%		02/20/29	6,400	6,514,513
Sierra Timeshare Receivables Funding LLC, Series 2012-3A, Class A, 144A	1.870%		08/20/29	635	634,768
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	17,040	17,201,512

					54,391,233

Residential Mortgage-Backed Securities — 6.9%
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1	2.032%	(c)	12/25/33	388	371,376
ACE Securities Corp. Home Equity Loan Trust, Series 2004-IN1, Class A1	1.622%	(c)	05/25/34	1,210	1,110,078
ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1	1.762%	(c)	04/25/34	2,373	2,218,948
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates, Series 2003-1, Class M1	2.332%	(c)	02/25/33	1,323	1,261,122
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates, Series 2004-R1, Class A2	1.582%	(c)	02/25/34	278	248,691
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W10, Class M1	2.062%	(c)	01/25/34	1,954	1,835,833
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W10, Class A2	1.762%	(c)	10/25/34	1,299	1,269,640
Asset-Backed Funding Certificates Trust, Series 2004-OPT2, Class M1	1.807%	(c)	08/25/33	646	627,618
Asset-Backed Funding Certificates Trust, Series 2004-OPT5, Class A1	1.682%	(c)	06/25/34	2,381	2,254,315
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M2	4.437%	(c)	01/15/33	329	332,085
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M1	1.887%	(c)	12/15/33	1,017	962,824
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE2, Class M1	1.807%	(c)	04/25/34	4,534	4,319,017
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE3, Class M1	1.792%	(c)	06/25/34	2,791	2,653,903
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1	1.882%	(c)	08/25/34	2,492	2,394,369
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE8, Class M1	2.032%	(c)	12/25/34	1,353	1,261,792
Bayview Opportunity Master Fund IIIa Trust, Series 2016-RN3, Class A1, 144A	3.598%	(c)	09/29/31	2,452	2,448,475
Bayview Opportunity Master Fund lIIb NPL Trust, Series 2015-NPLA, Class A, 144A	3.721%	(c)	07/28/35	7,655	7,664,478
Bear Stearns Asset-Backed Securities I Trust, Series 2004-FR2, Class M2	2.002%	(c)	06/25/34	3,014	2,811,692
Bear Stearns Asset-Backed Securities Trust, Series 2003-2, Class A3	2.482%	(c)	03/25/43	975	952,798
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE5, Class M1	1.837%	(c)	07/25/34	3,024	2,905,663

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
CIM Trust, Series 2017-3, 144A^	2.977%	(c)	01/25/57	4,600	$4,591,375
Countrywide Asset-Backed Certificates, Series 2004-12, Class AF6	4.634%	(c)	03/25/35	330	339,617
Countrywide Asset-Backed Certificates, Series 2004-BC1, Class M1	1.732%	(c)	02/25/34	3,642	3,449,568
Countrywide Asset-Backed Certificates, Series 2004-BC4, Class M1	2.032%	(c)	11/25/34	1,459	1,402,207
Countrywide Asset-Backed Certificates, Series 2004-SD1, Class A1, 144A	1.662%	(c)	06/25/33	1,317	1,285,350
Credit-Based Asset Servicing & Securitization LLC, Series 2004-CB4, Class A6	4.812%	(c)	05/25/35	200	199,598
CSMC Trust, Series 2016-12R, Class 1A1, 144A .	3.280%	(c)	02/28/47	9,027	9,081,125
CSMC Trust, Series 2016-RPL1, Class A1, 144A .	3.930%	(c)	12/26/46	13,909	13,976,166
EquiFirst Mortgage Loan Trust, Series 2004-1, Class 1A1	1.462%	(c)	01/25/34	4,236	3,937,433
EquiFirst Mortgage Loan Trust, Series 2004-3, Class M2	1.882%	(c)	12/25/34	2,049	2,018,853
Home Equity Asset Trust, Series 2003-4, Class M1	2.182%	(c)	10/25/33	925	862,478
Home Equity Asset Trust, Series 2003-6, Class M1	2.032%	(c)	02/25/34	2,531	2,421,129
HSBC Home Equity Loan Trust, Series 2007-2, Class M1	1.288%	(c)	07/20/36	3,560	3,468,794
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A2	1.682%	(c)	09/25/34	858	789,159
MASTR Asset-Backed Securities Trust, Series 2004-WMC2, Class M1	1.882%	(c)	04/25/34	2,973	2,848,026
MASTR Asset-Backed Securities Trust, Series 2005-NC1, Class M1	1.702%	(c)	12/25/34	4,531	4,232,396
Merrill Lynch Mortgage Investors Trust, Series 2003-WMC3, Class M3	3.457%	(c)	06/25/34	1,205	1,207,014
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC3, Class M2	2.827%	(c)	01/25/35	1,008	981,381
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC6, Class M1	2.182%	(c)	06/25/33	2,155	2,110,282
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	2.002%	(c)	10/25/33	213	203,294
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE1, Class A4	1.722%	(c)	01/25/34	1,566	1,492,401
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE3, Class M1	1.837%	(c)	03/25/34	4,644	4,414,816
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1	1.882%	(c)	05/25/34	2,686	2,586,939
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	1.912%	(c)	06/25/34	1,851	1,802,587
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2003-NC1, Class M1	2.557%	(c)	11/25/32	838	809,162
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M2	1.687%	(c)	08/25/35	3,668	3,590,682
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-3, Class A4	1.922%	(c)	06/25/33	495	475,774
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-5, Class A2	1.622%	(c)	08/25/33	1,125	1,075,043
Option One Mortgage Loan Trust, Series 2004-1, Class M1	1.882%	(c)	01/25/34	6,451	5,981,253

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Renaissance Home Equity Loan Trust, Series 2003-3, Class A	1.482%	(c)	12/25/33		1,185	$1,107,336
Saxon Asset Securities Trust, Series 2004-1, Class A	1.522%	(c)	03/25/35		405	373,715
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	1.747%	(c)	02/25/34		4,266	4,004,706
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050%		04/25/29		9,821	9,881,726
Structured Asset Investment Loan Trust, Series 2004-1, Class A3	1.782%	(c)	02/25/34		13,049	12,508,471
Structured Asset Investment Loan Trust, Series 2004-6, Class A3	1.782%	(c)	07/25/34		8,717	8,410,510
Structured Asset Investment Loan Trust, Series 2004-7, Class A7	1.822%	(c)	08/25/34		1,336	1,312,905
Structured Asset Investment Loan Trust, Series 2004-8, Class A9	1.982%	(c)	09/25/34		7,741	7,451,619
Structured Asset Investment Loan Trust, Series 2004-11, Class A4	1.882%	(c)	01/25/35		178	176,429
Structured Asset Investment Loan Trust, Series 2004-BNC1, Class A4	1.922%	(c)	09/25/34		3,690	3,517,850
Towd Point Mortgage Funding, Series 2017-A11, Class A1, 144A	1.206%	(c)	05/20/45		11,800	14,787,382
VOLT LI LLC, Series 2016-NP11, Class A1, 144A	3.500%		10/25/46		4,201	4,232,178
VOLT XLIV LLC, Series 2016-NPL4, Class A1, 144A	4.250%		04/25/46		2,822	2,850,834
VOLT XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375%		02/25/55		2,619	2,610,539
VOLT XXXVII LLC, Series 2015-NP11, Class A1, 144A	3.625%		07/25/45		5,452	5,476,820

						200,241,639

TOTAL ASSET-BACKED SECURITIES (cost $628,597,704)						638,244,908

BANK LOANS(c) —1.2%
Capital Markets — 0.1%
Scandlines GmbH (Denmark), Facility B	4.250%		12/03/20	EUR	2,931	3,159,845

Chemicals — 0.1%
CeramTec GmbH (Germany), Initial Euro Term Loan B-1	3.750%		08/30/20	EUR	1,534	1,643,152
CeramTec GmbH (Germany), Term Loan B	3.750%		08/30/20	EUR	466	499,789

						2,142,941

Energy — Other — 0.1%
Western Refining, Inc.	5.284%		11/12/20		2,403	2,403,360

Healthcare & Pharmaceutical — 0.3%
Capsugel Holdings US, Inc., Term LoanB	4.150%		07/31/21		1,707	1,705,735
CHS/Community Health Systems, Inc., Term Loan G	3.798%		12/31/19		519	515,814
CHS/Community Health Systems, Inc., Term Loan H	4.039%		01/27/21		955	940,930
Select Medical Corp., Term Loan B	4.600%		03/06/24		1,645	1,658,023
Valeant Pharmaceuticals International, Inc. (Canada), Term Loan BF1	5.570%		04/01/22		1,875	1,881,333

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

BANK LOANS(c) (Continued)

Healthcare & Pharmaceutical (cont’d.)
Valeant Pharmaceuticals International, Inc. (Canada), Term Loan TL	5.450%		08/05/20		2,091	$2,093,662

						8,795,497

Retailers — 0.3%
Douglas Holding AG, Term Loan B15	3.750%		08/12/22		211	226,177
Douglas Holding AG, Term Loan B16	3.750%		08/12/22		129	137,820
Douglas Holding AG, Term Loan B17	3.750%		08/12/22		221	236,291
Douglas Holding AG, Term Loan B18	3.750%		08/12/22		146	156,876
Douglas Holding AG, Term Loan B19	3.750%		08/12/22		33	34,861
Douglas Holding AG, Term Loan B20	3.750%		08/12/22		168	179,958
Douglas Holding AG, Term Loan B21	3.750%		08/12/22		93	99,620
Euro Garages Ltd. (United Kingdom), Term Loan B1	5.867%		01/30/23	GBP	2,405	3,018,241
Euro Garages Ltd., Term Loan C1	5.867%		01/30/23	GBP	2,500	3,137,465
Rite Aid Corp., Term Loan 2	4.875%		06/21/21		2,250	2,252,812

						9,480,121

Technology — 0.3%
Action Nederland BV (United Kingdom), Term Loan B	4.250%		02/25/22	EUR	2,300	2,483,091
Dell International LLC, Term Loan A3	3.150%		12/31/18		2,900	2,901,409
First Data Corp., Term Loan TL	4.121%		07/10/22		2,612	2,632,225

						8,016,725

Transportation — 0.0%
XPO Logistics, Inc., Term Loan B	3.371%		11/01/21		1,419	1,422,791

TOTAL BANK LOANS (cost $36,870,522)						35,421,280

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.9%
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%		02/10/51		1,801	1,824,313
Banc of America Commercial Mortgage Trust, Series 2008-1, Class A1A	6.403%	(c)	02/10/51		4,762	4,845,998
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A2	2.950%		11/10/49		19,000	18,403,822
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.779%	(c)	12/10/49		5,139	5,144,935
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4	6.127%	(c)	12/10/49		2,274	2,296,589
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46		9,000	9,048,264
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47		9,770	10,098,654
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A2	2.687%		02/10/48		11,112	11,241,438
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A3	3.497%		06/10/48		22,600	23,089,480
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45		2,000	1,992,418
Commercial Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46		12,600	12,696,902
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%		11/10/47		17,000	17,207,179

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, Series 2014-UBS4, Class A3	3.430%		08/10/47	15,300	$15,726,899
Commercial Mortgage Trust, Series 2014-UBS6, Class A4	3.378%		12/10/47	8,000	8,091,322
Commercial Mortgage Trust, Series 2015-CR27, Class A3	3.349%		10/10/48	16,750	16,886,871
Commercial Mortgage Trust, Series 2015-DC1, Class A4	3.078%		02/10/48	15,000	14,850,759
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	19,100	19,404,534
Commercial Mortgage Trust, Series 2015-LC23, Class A3	3.521%		10/10/48	13,500	13,738,826
Commercial Mortgage Trust, Series 2016-COR1, Class A3	2.826%		10/10/49	12,000	11,546,141
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3	3.231%		06/15/57	22,000	22,032,520
Deutsche Bank-JPMorgan Commercial Mortgage Trust, Series 2016-C3, Class A4	2.632%		09/10/49	5,000	4,768,138
Fannie Mae-Aces, Series 2015-M17, Class A2	2.940%	(c)	11/25/25	10,700	10,702,962
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.618%	(c)	06/25/20	33,476	1,250,706
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.439%	(c)	05/25/22	46,407	2,802,309
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.478%	(c)	06/25/22	25,223	1,595,903
FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class X1, IO	0.874%	(c)	09/25/22	40,459	1,567,553
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.880%	(c)	10/25/22	33,066	1,320,158
FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class X1, IO	0.676%	(c)	11/25/25	132,982	6,161,289
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.368%	(c)	03/25/26	27,951	2,765,952
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.757%	(c)	05/25/19	35,119	1,022,900
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.690%	(c)	07/25/19	35,397	1,056,882
FHLMC Multifamily Structured Pass-Through Certificates, Series Q001, Class XA, IO	2.327%	(c)	02/25/32	30,229	4,870,698
GS Mortgage Securities Trust, Series 2014-GC26, Class A4	3.364%		11/10/47	8,000	8,115,583
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	7,000	7,114,799
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2	2.773%		10/15/48	4,500	4,570,880
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4	5.882%	(c)	02/15/51	7,951	7,990,831
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	2,373	2,406,854
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	5,000	4,966,632
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	14,500	14,564,728
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A3	2.655%		02/15/46	10,000	10,064,864
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	5,000	5,037,519

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%		05/15/46	13,600	$13,635,006
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	13,600	13,706,745
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	12,200	12,337,945
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.760%	(c)	06/15/49	1,015	1,014,534
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	6.053%	(c)	02/15/51	1,397	1,395,911
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%	(c)	05/15/46	15,889	16,014,894
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%		08/15/50	3,610	3,705,724
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A4	2.925%		04/15/50	15,000	14,676,442
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A4	3.525%		12/15/49	9,000	9,172,679
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A3	2.684%		10/15/49	15,500	14,728,960
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class ASB	2.825%		10/15/49	15,500	15,345,287

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $468,947,987)					460,620,131

				Shares

COMMON STOCK — 0.0%

Oil & Gas — 0.0%

Pacific Exploration and Production Corp. (Colombia)*(a) (cost $1,279,096)				32,074	997,501

				Principal Amount (000)#

CORPORATE BONDS — 30.6%

Agriculture — 0.3%
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18	7,440	7,448,013
Reynolds American, Inc., Gtd. Notes	7.000%		08/04/41	1,350	1,614,028

					9,062,041

Airlines — 0.4%
American Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	3.200%		12/15/29	2,915	2,851,395
Continental Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.150%		10/11/25	4,263	4,462,839
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000%		04/29/26	1,059	1,100,036
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875%		04/07/30	3,300	3,188,856

					11,603,126

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

				Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Apparel — 0.1%
Hanesbrands Finance Luxembourg SCA, Gtd. Notes, 144A	3.500%		06/15/24	EUR	1,345	$1,469,833

Auto Manufacturers — 0.8%
Ford Motor Co., Sr. Unsec’d. Notes	4.750%		01/15/43		5,490	5,157,729
Ford Motor Co., Sr. Unsec’d. Notes(a)	5.291%		12/08/46		545	543,746
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.597%		11/04/19		5,000	5,027,075
General Motors Co., Sr. Unsec’d. Notes	4.000%		04/01/25		4,620	4,627,350
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43		5,215	5,743,483
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	2.200%		01/15/24	EUR	620	654,473

						21,753,856

Auto Parts & Equipment — 0.4%
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, PIK, 144A	3.250%		09/15/23	EUR	2,240	2,446,871
Lear Corp., Gtd. Notes	5.250%		01/15/25		6,325	6,669,377
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500%		04/29/22		3,000	3,123,750

						12,239,998

Banks — 8.8%
Bank Nederlandse Gemeenten NV (Netherlands),
Sr. Unsec’d. Notes, MTN, RegS	1.125%		05/25/18		3,000	2,990,280
Bank of America Corp., Jr. Sub. Notes	5.125%	(c)	12/31/49		4,145	4,160,544
Bank of America Corp., Jr. Sub. Notes	6.300%	(c)	12/31/49		1,490	1,620,375
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22		17,705	19,876,979
Bank of America Corp., Sr. Unsec’d. Notes	7.625%		06/01/19		1,795	2,001,048
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	4.100%		07/24/23		1,245	1,304,101
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.443%	(c)	01/20/48		3,860	3,884,951
Bank of America Corp., Sub. Notes, MTN	3.950%		04/21/25		8,575	8,537,845
Bank of America Corp., Sub. Notes, MTN	4.450%		03/03/26		6,375	6,537,856
Bank of New York Mellon Corp. (The), Jr. Sub. Notes	4.625%	(c)	12/31/49		3,465	3,326,400
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.750%		11/08/19		3,445	3,469,997
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.200%		08/10/21		2,350	2,351,384
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		01/12/26		3,075	3,116,057
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.950%		01/10/47		1,500	1,498,370
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%		07/15/21		730	785,112
Capital One NA, Sr. Unsec’d. Notes	2.250%		09/13/21		1,315	1,286,653
Citigroup, Inc., Jr. Sub. Notes	5.950%	(c)	12/31/49		2,575	2,684,438
Citigroup, Inc., Jr. Sub. Notes(a)	6.125%	(c)	12/31/49		4,975	5,248,625
Citigroup, Inc., Jr. Sub. Notes	6.250%	(c)	12/31/49		3,315	3,576,056
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%		01/12/26		1,940	1,941,800
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39		2,250	3,302,251
Citigroup, Inc., Sub. Notes	4.450%		09/29/27		3,745	3,790,101
Citigroup, Inc., Sub. Notes	4.750%		05/18/46		2,610	2,578,362
Citigroup, Inc., Sub. Notes	4.300%		11/20/26		1,000	1,009,586
Citigroup, Inc., Sub. Notes	5.300%		05/06/44		1,196	1,280,765
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	2.750%		03/26/20		1,525	1,527,312

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

				Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800%		09/15/22	4,125	$4,181,133
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800%		06/09/23	1,705	1,711,980
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%		05/12/21	3,960	3,984,029
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	14,175	14,186,935
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.300%	(c)	12/31/49	1,035	1,054,406
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%	(c)	12/31/49	7,490	7,658,525
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		11/16/26	6,950	6,794,438
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		02/25/26	1,290	1,298,275
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%		01/26/27	1,680	1,688,193
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	6,590	7,228,676
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	8,130	9,145,274
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	4,750	5,861,206
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%		03/14/24	1,980	2,009,041
JPMorgan Chase & Co., Jr. Sub. Notes	5.300%	(c)	12/31/49	7,950	8,238,188
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	(c)	04/29/49	4,350	4,507,688
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.950%		10/01/26	4,110	3,907,640
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%		06/15/26	5,930	5,757,769
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	3.250%		09/23/22	9,245	9,413,730
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	8,500	9,160,416
JPMorgan Chase & Co., Sub. Notes(a)	4.950%		06/01/45	3,750	3,950,858
Morgan Stanley, Sr. Unsec’d. Notes	4.375%		01/22/47	5,020	5,023,634
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%		02/25/23	5,340	5,514,639
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.125%		07/27/26	8,155	7,783,744
Morgan Stanley, Jr. Sub. Notes	5.450%	(c)	12/31/49	2,975	3,028,848
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.375%		07/24/42	1,280	1,643,324
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/28/21	7,000	7,762,664
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	7,600	8,206,419
People’s United Bank NA, Sub. Notes	4.000%		07/15/24	1,900	1,891,682
PNC Bank NA, Sub. Notes	3.800%		07/25/23	765	800,114
PNC Bank NA, Sub. Notes	4.200%		11/01/25	2,545	2,717,561
State Street Corp., Jr. Sub. Notes	5.250%	(c)	12/31/49	5,265	5,515,088

					255,313,365

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%		02/01/46	1,775	1,918,285
Heineken NV (Netherlands), Sr. Unsec’d. Notes, 144A	3.500%		01/29/28	4,270	4,268,783

					6,187,068

Biotechnology — 0.2%
Amgen, Inc., Sr. Unsec’d. Notes	4.663%		06/15/51	4,752	4,754,956
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.150%		03/01/47	150	139,886
Gilead Sciences, Inc., Sr. Unsec’d. Notes(a)	5.650%		12/01/41	555	637,465

					5,532,307

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

				Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials — 0.3%
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%		10/12/22	3,320	$3,587,260
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(g)	5.375%		11/15/24	5,015	5,080,797

					8,668,057

Chemicals — 0.7%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	5.250%		01/15/45	4,910	5,326,599
CF Industries, Inc., Gtd. Notes	5.375%		03/15/44	2,105	1,836,612
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%		11/15/41	3,800	4,161,608
Eastman Chemical Co., Sr. Unsec’d. Notes	3.800%		03/15/25	6,706	6,849,381
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%		11/15/21	250	283,033
Mosaic Co. (The), Sr. Unsec’d. Notes(a)	5.450%		11/15/33	1,305	1,368,955
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%		11/15/43	1,630	1,678,310

					21,504,498

Commercial Services — 0.4%
ERAC USA Finance LLC, Gtd. Notes, 144A(g)	3.300%		12/01/26	5,690	5,450,491
ERAC USA Finance LLC, Gtd. Notes, 144A(g)	6.700%		06/01/34	1,025	1,244,039
ERAC USA Finance LLC, Gtd. Notes, 144A(g)	7.000%		10/15/37	2,050	2,590,977
United Rentals North America, Inc., Gtd. Notes	5.500%		07/15/25	935	963,050
United Rentals North America, Inc., Gtd. Notes	5.500%		05/15/27	520	525,200
United Rentals North America, Inc., Gtd. Notes	5.875%		09/15/26	400	417,000

					11,190,757

Computers — 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	3.480%		06/01/19	2,560	2,623,263
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420%		06/15/21	2,175	2,274,495
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450%	(c)	10/05/17	10,125	10,154,545
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	(c)	10/05/18	1,895	1,917,833

					16,970,136

Diversified Financial Services — 0.6%
Arrow Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.125%		09/15/24	GBP 1,150	1,491,549
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		05/15/17	4,000	4,012,800
Discover Financial Services, Sr. Unsec’d. Notes	3.750%		03/04/25	4,895	4,802,068
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.000%		08/15/26	1,665	1,568,748
Grain Spectrum Funding II LLC, Sec’d. Notes, 144A	3.290%		10/10/34	955	937,499
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43	1,975	2,142,360
Navient Corp., Sr. Unsec’d. Notes, MTN	4.875%		06/17/19	930	952,088
Navient Corp., Sr. Unsec’d. Notes, MTN	5.500%		01/15/19	175	181,300

					16,088,412

Electric — 0.9%
Calpine Corp., Sr. Unsec’d. Notes(a)	5.375%		01/15/23	545	549,796
Calpine Corp., Sr. Unsec’d. Notes	5.750%		01/15/25	1,205	1,197,469
Commonwealth Edison Co., First Mortgage Bonds	6.450%		01/15/38	2,110	2,767,919
Dominion Resources, Inc., Jr. Sub. Notes	2.962%	(c)	07/01/19	1,875	1,901,640

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

			Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Duke Energy Progress LLC, First Mortgage Bonds	3.700%	10/15/46	2,030	$1,940,414
Dynegy, Inc., Gtd. Notes	6.750%	11/01/19	6,780	6,966,450
Dynegy, Inc., Gtd. Notes(a)	7.625%	11/01/24	2,725	2,602,375
Enel Americas SA (Chile), Sr. Unsec’d. Notes	4.000%	10/25/26	740	731,460
FirstEnergy Corp., Sr. Unsec’d. Notes	7.375%	11/15/31	2,360	3,075,894
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	855	933,923
NRG Energy, Inc., Gtd. Notes	7.625%	01/15/18	1,314	1,356,705
San Diego Gas & Electric Co., First Mortgage Bonds	3.950%	11/15/41	1,125	1,109,719
Southern Power Co., Sr. Unsec’d. Notes	5.150%	09/15/41	1,025	1,034,462

				26,168,226

Electronics — 0.1%
Jabil Circuit, Inc., Sr. Unsec’d. Notes	4.700%	09/15/22	2,000	2,060,000

Entertainment — 0.3%
Cinemark USA, Inc., Gtd. Notes	5.125%	12/15/22	6,000	6,120,000
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%	11/01/20	3,000	3,140,100

				9,260,100

Foods — 0.7%
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	6,000	6,045,000
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(g)	5.750%	06/15/25	2,755	2,782,550
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(g)	7.250%	06/01/21	2,990	3,072,225
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(g)	8.250%	02/01/20	2,900	2,972,500
Kraft Heinz Foods Co., Gtd. Notes	3.000%	06/01/26	4,590	4,313,420
Kraft Heinz Foods Co., Gtd. Notes	6.125%	08/23/18	735	777,179

				19,962,874

Forest Products & Paper — 0.4%
Georgia-Pacific LLC, Sr. Unsec’d. Notes(g)	7.375%	12/01/25	3,620	4,583,282
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	5,100	5,904,168

				10,487,450

Gas — 0.1%
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850%	01/15/41	1,200	1,419,091
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%	11/01/43	240	252,247

				1,671,338

Healthcare-Services — 1.2%
Aetna, Inc., Sr. Unsec’d. Notes	6.750%	12/15/37	2,250	3,011,569
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43	2,030	2,067,963
Centene Corp., Sr. Unsec’d. Notes	4.750%	05/15/22	2,495	2,563,612
CHS/Community Health Systems, Inc., Gtd. Notes(a)	8.000%	11/15/19	2,300	2,256,875
Cigna Corp., Sr. Unsec’d. Notes(a)	5.375%	02/15/42	4,740	5,498,059
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20	5,265	5,322,915
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25	3,400	3,612,500

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

			Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
HCA, Inc., Sr. Sec’d. Notes	5.875%	03/15/22	2,000	$2,200,000
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22	365	366,654
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.450%	06/01/26	1,765	1,738,466
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.250%	11/01/18	375	393,516
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20	2,750	2,791,250
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%	11/15/41	3,360	3,566,690
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.950%	02/15/41	363	457,147

				35,847,216

Home Builders — 0.3%
CalAtlantic Group, Inc., Gtd. Notes	8.375%	05/15/18	5,750	6,138,125
PulteGroup, Inc., Gtd. Notes	5.000%	01/15/27	2,240	2,240,000

				8,378,125

Home Furnishings — 0.0%
Tempur Sealy International, Inc., Gtd. Notes	5.500%	06/15/26	1,250	1,232,500

Household Products/Wares — 0.1%
Spectrum Brands, Inc., Gtd. Notes, 144A	4.000%	10/01/26	EUR 2,250	2,467,429

Housewares — 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200%	04/01/26	2,050	2,133,523

Insurance — 1.2%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%	11/15/20	4,500	4,914,423
American International Group, Inc., Sr. Unsec’d. Notes	4.500%	07/16/44	1,630	1,555,472
Axis Specialty Finance LLC, Gtd. Notes	5.875%	06/01/20	1,700	1,869,969
Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	7.000%	07/15/34	1,500	1,858,635
Liberty Mutual Finance Europe DAC, Gtd. Notes, 144A	1.750%	03/27/24	EUR 2,100	2,271,801
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%	08/01/44	3,890	3,944,374
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%	03/15/35	950	1,144,406
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%	05/01/42	1,910	2,377,895
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%	10/09/37	2,155	2,596,113
Markel Corp., Sr. Unsec’d. Notes	5.000%	03/30/43	740	753,324
Markel Corp., Sr. Unsec’d. Notes	5.000%	04/05/46	1,330	1,371,916
Pacific Life Insurance Co., Sub. Notes, 144A	9.250%	06/15/39	2,375	3,691,743
Principal Financial Group, Inc., Gtd. Notes	4.625%	09/15/42	235	248,384
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44	890	962,480
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%	12/16/39	2,916	3,854,465

				33,415,400

Lodging — 0.4%
Marriott International, Inc., Sr. Unsec’d. Notes	3.125%	06/15/26	8,075	7,780,755
MGM Resorts International, Gtd. Notes	8.625%	02/01/19	4,375	4,801,562

				12,582,317

Machinery-Diversified — 0.2%
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875%	12/01/17	4,000	4,140,000

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

			Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Diversified (cont’d.)
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	1,950	$2,117,039

				6,257,039

Media — 1.7%
21st Century Fox America, Inc., Gtd. Notes	6.150%	03/01/37	1,230	1,454,479
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.500%	05/15/26	2,500	2,568,750
AMC Networks, Inc., Gtd. Notes	5.000%	04/01/24	5,660	5,660,000
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	8,500	8,733,750
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.125%	02/15/23	615	631,912
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	05/01/23	3,150	3,244,500
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.375%	05/01/25	1,910	1,960,138
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20	3,496	3,600,880
Charter Communications Operating LLC/Charter
Communications Operating Capital, Sr. Sec’d. Notes	6.384%	10/23/35	3,160	3,592,136
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%	10/23/45	1,000	1,151,336
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.834%	10/23/55	1,010	1,173,524
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	5.000%	05/13/45	1,625	1,481,767
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.375%	07/28/17	462	466,897
Time Warner, Inc., Gtd. Notes	3.800%	02/15/27	1,075	1,063,277
Time Warner, Inc., Gtd. Notes	6.250%	03/29/41	4,945	5,678,635
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, RegS	4.000%	01/15/25	EUR 2,200	2,437,912
Viacom, Inc., Sr. Unsec’d. Notes	4.500%	02/27/42	225	193,916
Viacom, Inc., Sr. Unsec’d. Notes	4.875%	06/15/43	1,055	944,189
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22	3,500	3,653,125

				49,691,123

Metals & Mining — 0.0%
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%	04/16/40	850	958,589

Mining — 0.1%
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	7.500%	07/27/35	1,700	2,069,908

Miscellaneous Manufacturing — 0.2%
Actuant Corp., Gtd. Notes	5.625%	06/15/22	2,390	2,452,738
Amsted Industries, Inc., Gtd. Notes, 144A(g)	5.000%	03/15/22	2,750	2,763,750

				5,216,488

Multi-National — 0.6%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	5.593%	07/16/18	5,000	5,244,650
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	5,365	5,278,624

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

			Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Multi-National (cont’d.)
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.400%	10/26/22	4,792	$4,693,203
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375%	02/11/20	2,300	2,440,640

				17,657,117

Office/Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%	12/01/24	6,200	6,494,500

Oil & Gas — 2.2%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	1.583%	10/10/36	7,000	2,858,191
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%	09/15/36	1,570	1,853,055
Apache Corp., Sr. Unsec’d. Notes	5.100%	09/01/40	753	774,793
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.450%	09/15/42	2,350	2,081,071
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.750%	11/15/39	1,980	2,258,160
ConocoPhillips Co., Gtd. Notes	4.150%	11/15/34	2,295	2,294,045
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%	07/15/41	3,100	3,278,393
Devon Energy Corp., Sr. Unsec’d. Notes	7.950%	04/15/32	2,045	2,652,612
Kerr-McGee Corp., Gtd. Notes	6.950%	07/01/24	3,110	3,671,604
Lukoil International Finance BV (Russia), Gtd. Notes, 144A	7.250%	11/05/19	1,050	1,166,025
Nabors Industries, Inc., Gtd. Notes	4.625%	09/15/21	2,500	2,521,875
Noble Energy, Inc., Sr. Unsec’d. Notes(a)	3.900%	11/15/24	4,000	4,054,408
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21	1,975	2,072,277
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%	03/01/41	4,140	4,598,563
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.125%	01/17/22	330	346,335
Petrobras Global Finance BV (Brazil), Gtd. Notes	7.375%	01/17/27	810	856,332
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375%	05/23/21	6,970	7,872,615
Petroleos Mexicanos (Mexico), Gtd. Notes	6.375%	01/23/45	1,323	1,290,216
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	6.500%	03/13/27	950	1,021,962
Phillips 66, Gtd. Notes	4.650%	11/15/34	2,425	2,455,317
Phillips 66, Gtd. Notes	4.875%	11/15/44	2,310	2,319,820
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%	02/14/22	2,175	2,373,336
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500%	11/14/22	3,450	3,486,225
Valero Energy Corp., Sr. Unsec’d. Notes	3.400%	09/15/26	5,155	4,924,546

				63,081,776

Oil & Gas Services — 0.2%
Cameron International Corp., Gtd. Notes	5.950%	06/01/41	3,935	4,560,539
Halliburton Co., Sr. Unsec’d. Notes	4.500%	11/15/41	940	918,390

				5,478,929

Oil, Gas & Consumable Fuels — 0.1%
ONEOK Partners LP, Gtd. Notes	6.850%	10/15/37	1,900	2,269,516

Packaging & Containers — 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	4.625%	05/15/23	2,795	2,815,962
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	5.875%	08/15/23	1,270	1,343,819
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.375%	08/15/25	815	871,031
WestRock RKT Co., Gtd. Notes	4.450%	03/01/19	1,120	1,169,007

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

			Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)
WestRock RKT Co., Gtd. Notes	4.900%	03/01/22	1,250	$1,353,565

				7,553,384

Pharmaceuticals — 1.3%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	5,735	5,736,084
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35	4,430	4,399,460
Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35	5,970	5,986,226
Actavis Funding SCS, Gtd. Notes	4.750%	03/15/45	930	933,981
Catalent Pharma Solutions, Inc., Sr. Unsec’d. Notes, 144A	4.750%	12/15/24	EUR 1,400	1,576,196
Endo Ltd./Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000%	07/15/23	1,900	1,662,500
Forest Laboratories LLC, Gtd. Notes, 144A	4.875%	02/15/21	4,400	4,734,114
Mylan NV, Gtd. Notes	2.500%	06/07/19	5,050	5,073,089
Mylan NV, Gtd. Notes	3.150%	06/15/21	4,555	4,571,749
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes(a)	3.150%	10/01/26	1,415	1,303,942
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	4.100%	10/01/46	450	387,628
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	6.125%	04/15/25	280	215,600
Zoetis, Inc., Sr. Unsec’d. Notes(a)	4.700%	02/01/43	420	427,968

				37,008,537

Pipelines — 0.7%
DCP Midstream Operating LP, Gtd. Notes, 144A	5.350%	03/15/20	5,831	6,035,085
Energy Transfer Partners LP, Sr. Unsec’d. Notes	2.500%	06/15/18	5,485	5,511,717
Enterprise Products Operating LLC, Gtd. Notes	5.950%	02/01/41	1,600	1,829,064
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	09/15/46	605	566,691
MPLX LP, Sr. Unsec’d. Notes	5.200%	03/01/47	290	291,817
Sunoco Logistics Partners Operations LP, Gtd. Notes	5.350%	05/15/45	2,010	1,960,853
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%	04/01/44	1,925	1,977,476
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	11/15/21	2,100	2,173,038

				20,345,741

Real Estate Investment Trusts (REITs) — 0.4%
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc., Gtd. Notes	4.500%	09/01/26	3,300	3,201,000
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.325%	03/24/25	EUR 4,000	4,266,918
Scentre Group Trust 1/Scentre Group Trust 2 (Australia), Gtd. Notes, 144A	2.375%	11/05/19	3,000	3,009,474

				10,477,392

Retail — 0.8%
Brinker International, Inc., Gtd. Notes, 144A	5.000%	10/01/24	2,000	1,975,000
CVS Health Corp., Sr. Unsec’d. Notes	2.875%	06/01/26	4,420	4,215,270
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43	575	642,791
Douglas GmbH (Germany), Sr. Sec’d. Notes, 144A	6.250%	07/15/22	EUR 1,550	1,794,096
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.500%	09/15/56	915	798,797
L Brands, Inc., Gtd. Notes	5.625%	02/15/22	4,175	4,378,531
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	2.500%	04/15/26	3,745	3,557,188
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	3.875%	01/15/22	610	606,438

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

				Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)
PVH Corp., Sr. Unsec’d. Notes, 144A	3.625%		07/15/24	EUR 3,640	$4,018,989
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625%		12/01/25	2,500	2,496,875

					24,483,975

Savings & Loans — 0.1%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%		12/06/22	3,475	3,537,633

Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.875%		01/15/27	5,245	5,272,652
Sensata Technologies BV, Gtd. Notes, 144A	5.625%		11/01/24	556	579,630

					5,852,282

Software — 0.4%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%		10/15/20	5,720	5,944,052
First Data Corp., Gtd. Notes, 144A	7.000%		12/01/23	2,955	3,169,238
IMS Health, Inc., Gtd. Notes, 144A	3.500%		10/15/24	EUR 2,300	2,505,331
Microsoft Corp., Sr. Unsec’d. Notes	3.950%		08/08/56	1,250	1,168,208

					12,786,829

Telecommunications — 1.2%
AT&T, Inc., Sr. Unsec’d. Notes	4.500%		05/15/35	1,450	1,368,839
AT&T, Inc., Sr. Unsec’d. Notes	4.500%		03/09/48	1,009	897,243
AT&T, Inc., Sr. Unsec’d. Notes	4.550%		03/09/49	4,743	4,228,375
AT&T, Inc., Sr. Unsec’d. Notes	4.800%		06/15/44	1,785	1,673,279
AT&T, Inc., Sr. Unsec’d. Notes	5.150%		03/15/42	3,375	3,348,533
AT&T, Inc., Sr. Unsec’d. Notes	5.350%		09/01/40	456	468,533
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.125%	(c)	12/15/30	1,960	2,931,978
CommScope Technologies LLC, Gtd. Notes, 144A	6.000%		06/15/25	2,970	3,111,075
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, EMTN	6.375%		06/24/19	GBP 2,100	2,874,328
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%		09/15/48	1,135	1,028,275
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%		03/15/55	1,729	1,543,997
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.750%		11/01/41	835	800,244
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.862%		08/21/46	1,385	1,331,538
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%		08/21/54	11,074	10,505,660

					36,111,897

Textiles — 0.0%
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%		02/01/23	891	912,979

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A(g)	2.875%		07/17/18	2,100	2,126,683

TOTAL CORPORATE BONDS
(cost $866,922,582)					883,622,269

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS — 1.8%

Alabama — 0.0%
Alabama Economic Settlement Authority, Taxable Revenue Bonds, BP Settlement, Series B	4.263%	09/15/32	625	$638,406

Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Series A, BABs	4.839%	01/01/41	2,500	2,857,750

California — 0.7%
Bay Area Toll Authority, California Toll Bridge, Revenue Bonds, BABs	6.263%	04/01/49	4,890	6,677,246
Los Angeles California Department, Water & Power Revenue, Series A, Revenue Bonds, BABs	5.716%	07/01/39	1,475	1,807,539
Los Angeles California Department, Water & Power Revenue, Series D, Revenue Bonds, BABs	6.008%	07/01/39	4,900	6,038,466
Los Angeles California Department, Water & Power Revenue, Series D, Revenue Bonds, BABs	6.574%	07/01/45	750	1,035,368
State of California, Taxable, Var. Purp., GO, BABs	7.500%	04/01/34	3,170	4,485,043

				20,043,662

Colorado — 0.1%
Colorado Bridge Enterprise, Revenue Bonds, Senior Taxable, Series A, BABs	6.078%	12/01/40	1,000	1,250,550

Illinois — 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40	2,970	3,900,560

Maryland — 0.1%
Maryland State Transportation Authority, Facilities Project, Revenue Bonds, BABs	5.888%	07/01/43	2,200	2,739,594

Missouri — 0.0%
Curators University of Missouri, Taxable System Facilities Revenue Bonds, BABs	5.792%	11/01/41	400	508,764

New Jersey — 0.2%
New Jersey Turnpike Authority, Revenue Bonds, BABs	7.102%	01/01/41	1,750	2,442,842
New Jersey Turnpike Authority, Revenue Bonds, BABs	7.414%	01/01/40	1,075	1,547,054
Rutgers NJ State University, Revenue Bonds, BABs	5.665%	05/01/40	1,920	2,255,674

				6,245,570

New York — 0.2%
New York City Municipal Water Finance Authority, Revenue Bonds, BABs	5.882%	06/15/44	2,000	2,580,500
New York City Transitional Finance Authority, Revenue Bonds, Future Tax Secured Bonds, BABs	5.767%	08/01/36	1,320	1,601,794

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)

New York (cont’d.)
Port Authority of New York & New Jersey, Revenue Bonds	4.458%	10/01/62	1,940	$2,025,767

				6,208,061

Ohio — 0.1%
Ohio State University, General Receipts Bonds, Series A	4.800%	06/01/2111	4,165	4,088,905

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs	6.105%	12/01/39	500	632,905
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	1,280	1,529,318

				2,162,223

Texas — 0.1%
San Antonio Electric & Gas, Revenue Bonds	4.427%	02/01/42	1,270	1,356,373

TOTAL MUNICIPAL BONDS (cost $50,065,842)				52,000,418

NON-CORPORATE FOREIGN AGENCIES — 2.1%
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, MTN, 144A	2.375%	02/01/22	4,000	4,012,704
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%	07/24/24	9,635	9,820,069
CNOOC Finance Ltd. (China), Gtd. Notes	3.000%	05/09/23	1,965	1,917,408
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24	2,365	2,432,402
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.750%	02/23/27	1,170	1,172,925
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	1.875%	09/15/21	6,250	6,028,350
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, RegS	1.875%	01/29/20	750	741,580
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, MTN, RegS	2.375%	06/04/25	2,000	1,921,780
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.950%	07/19/22	2,238	2,320,027
IHO Verwaltungs GmbH (Germany), PIK, 144A	3.750%	09/15/26	2,155	2,334,595
Instituto de Credito Oficial (Spain), Gov’t. Gtd. Notes, 144A	1.625%	09/14/18	2,400	2,386,390
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.500%	07/21/21	600	575,860
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.250%	02/24/20	2,000	2,002,840
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%	04/13/21	1,600	1,574,752
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.500%	08/22/17	2,025	2,039,441
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.875%	05/04/17	595	596,035
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	8.000%	08/07/19	950	1,066,375
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A.	4.250%	10/31/26	1,540	1,561,175
Petroleos Mexicanos (Mexico), Gtd. Notes	2.830%	02/15/24	2,800	2,846,046

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
NON-CORPORATE FOREIGN AGENCIES (Continued)
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%		01/24/22	1,735	$1,784,794
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%		01/21/21	4,810	5,091,385
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	5.375%		03/13/22	1,160	1,215,100
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, RegS	7.390%		12/02/24	1,100	1,404,525
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.500%		03/23/21	1,860	2,037,983

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $58,704,299)					58,884,541

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.9%
Banc of America Funding Corp., Series 2015-R3, Class 1A1, 144A	1.172%	(c)	03/27/36	6,966	6,655,117
Banc of America Funding Corp., Series 2015-R3, Class 2A1, 144A	1.112%	(c)	02/27/37	3,578	3,356,145
Banc of America Funding Corp., Series 2015-R3, Class 6A1, 144A	1.152%	(c)	05/27/36	3,524	3,397,441
Banc of America Funding Trust, Series 2014-R5, Class 1A1, 144A	2.862%	(c)	09/26/45	3,069	3,014,060
Bayview Opportunity Master Fund IVb Trust, Series 2016-CRT1, Class M1, 144A	2.732%	(c)	10/27/27	1,620	1,620,117
Bayview Opportunity Master Fund IVb Trust, Series 2017-CRT1, Class M, 144A	3.132%	(c)	10/25/28	3,222	3,224,406
Citigroup Commercial Mortgage Trust, Series 2011-12, Class 3A2, 144A	3.140%	(c)	09/25/47	3,035	2,745,228
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1	2.432%	(c)	01/25/29	3,952	3,994,989
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN4, Class M3	5.532%	(c)	10/25/24	1,840	1,983,478
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3	4.282%	(c)	10/25/27	4,850	5,199,931
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M2	2.982%	(c)	12/25/28	4,425	4,516,572
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M2	2.282%	(c)	03/25/29	2,500	2,507,284
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2	3.232%	(c)	11/25/28	3,750	3,867,638
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA3, Class M2	2.332%	(c)	03/25/29	2,200	2,215,016
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA4, Class M2	2.282%	(c)	04/25/29	5,040	5,039,998
GSMSC Resecuritization Trust, Series 2009-6R, Class 1A2, 144A	2.643%	(c)	06/26/37	5,648	5,141,281
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A1, 144A	1.122%	(c)	01/26/37	5,692	5,496,380
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A2, 144A	1.122%	(c)	01/26/37	2,500	2,252,504
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A1, 144A	1.122%	(c)	10/26/36	7,030	6,703,438
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A2, 144A	1.122%	(c)	10/26/36	2,025	1,632,020
GSMSC Resecuritization Trust, Series 2015-4R, Class A1, 144A	0.918%	(c)	03/26/37	7,614	7,270,581
GSMSC Resecuritization Trust, Series 2015-4R, Class A2, 144A	0.918%	(c)	03/26/37	2,100	1,784,930
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-6, Class A, 144A^	2.784%	(c)	05/01/20	18,929	18,858,311
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-7, Class A, 144A^	2.784%	(c)	07/01/20	3,206	3,196,827

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-8, Class A1, 144A	2.784%	(c)	08/01/20	6,796	$6,803,970
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-9, Class A1, 144A^	2.784%	(c)	10/01/20	4,748	4,730,551
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-1, Class A1, 144A	2.784%	(c)	01/01/21	2,578	2,546,506
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-2, Class A, 144A	2.784%	(c)	03/01/21	6,088	6,064,254
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-3, Class A, 144A	2.784%	(c)	09/01/21	4,178	4,175,858
LSTAR Securities Investment Trust (Cayman Islands), Series 2016-5, Class A1, 144A	2.784%	(c)	11/01/21	5,130	5,115,019
Mortgage Repurchase Agreement Financing Trust, Series 2016-4, Class A1, 144A^	1.972%	(c)	05/10/19	18,300	18,222,371
Mortgage Repurchase Agreement Financing Trust, Series 2016-5, Class A, 144A^	2.028%	(c)	06/10/19	3,100	3,104,838
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-2, Class A1	1.482%	(c)	09/25/37	15,572	14,527,343
Structured Asset Securities Corp., Mortgage Pass-Through Certificates, Series 2004-7, Class 3A1	5.500%		05/25/19	203	204,499

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $168,635,315)					171,168,901

SOVEREIGN BONDS — 3.6%
Brazilian Government International Bond (Brazil), Unsec’d. Notes	11.000%		06/26/17	EUR 6,200	6,772,074
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	11.750%		02/25/20	300	378,600
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, RegS	7.500%		05/06/21	6,000	6,630,000
Finland Government International Bond (Finland), Sr. Unsec’d. Notes	6.950%		02/15/26	3,000	3,846,510
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes(g)	3.800%		08/08/17	JPY 1,150,000	9,862,647
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	2.110%		10/26/17	JPY 700,000	6,281,999
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.125%		02/19/18	4,220	4,304,400
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%		03/25/24	560	623,245
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.750%		11/22/23	1,500	1,695,000
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%		03/29/21	8,128	9,154,160
Hydro-Quebec (Canada), Gov’t. Gtd. Notes	8.625%		06/15/29	1,000	1,449,420
Iceland Government International Bond (Iceland), Sr. Unsec’d. Notes, RegS	5.875%		05/11/22	1,500	1,694,218
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	2.875%		07/08/21	EUR 2,645	3,013,217
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.375%		07/30/25	EUR 2,000	2,278,308
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	3.750%		06/14/28	EUR 1,155	1,318,409
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, RegS	3.750%		06/14/28	EUR 1,600	1,826,367

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Kingdom of Belgium Government International Bond (Belgium), 144A, RegS	8.875%		12/01/24	2,000	$2,794,872
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44	2,200	2,139,500
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	6.700%		01/26/36	1,400	1,764,000
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, RegS	1.610%	(s)	05/31/18	984	964,736
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	2.750%		01/30/26	EUR 700	820,132
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN, RegS	5.125%		10/15/24	6,200	6,009,040
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.400%		02/08/22	245	245,923
Province of Ontario Canada (Canada), Sr. Unsec’d. Notes	4.400%		04/14/20	1,890	2,024,808
Province of Quebec (Canada), Unsec’d. Notes, MTN	7.140%	(c)	02/27/26	3,520	4,494,375
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	9.950%		06/09/21	1,500	1,706,550
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	9.950%		06/09/21	1,210	1,376,617
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, MTN, 144A	3.250%		10/26/26	2,000	1,944,000
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.250%		02/18/24	1,000	1,122,512
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.500%		10/26/22	4,000	4,493,488
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.850%		05/10/23	600	688,390
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, RegS	1.625%		06/06/18	3,000	2,991,363
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.000%		05/17/21	6,000	5,844,726
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.750%		04/03/18	2,000	2,077,740

TOTAL SOVEREIGN BONDS (cost $108,439,621)					104,631,346

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.9%
Fannie Mae Principal Strip, MTN	2.797%	(s)	05/15/30	1,855	1,202,055
Federal Home Loan Mortgage Corp.	2.500%		09/01/29	515	516,410
Federal Home Loan Mortgage Corp.	2.500%		03/01/30	2,375	2,381,187
Federal Home Loan Mortgage Corp.	2.559%	(s)	12/14/29	2,400	1,590,048
Federal Home Loan Mortgage Corp.	3.000%		05/01/29	2,745	2,819,127
Federal Home Loan Mortgage Corp.	3.500%		04/12/17	9,000	9,203,906
Federal Home Loan Mortgage Corp.	3.500%		09/01/42	1,172	1,204,262
Federal Home Loan Mortgage Corp.	4.000%		09/01/40	8,307	8,748,643
Federal Home Loan Mortgage Corp.	4.000%		11/01/40	3,816	4,027,615
Federal Home Loan Mortgage Corp.	4.000%		12/01/40	3,657	3,852,036
Federal Home Loan Mortgage Corp.	4.000%		01/01/44	1,836	1,928,251
Federal Home Loan Mortgage Corp.	4.000%		01/01/44	1,800	1,889,828
Federal Home Loan Mortgage Corp.	4.500%		12/01/40	2,395	2,574,786
Federal Home Loan Mortgage Corp.	4.500%		07/01/41	4,916	5,287,912
Federal Home Loan Mortgage Corp.(hh)	6.250%		07/15/32	3,400	4,735,044
Federal Home Loan Mortgage Corp.(hh)	6.750%		03/15/31	2,000	2,862,138
Federal National Mortgage Assoc.	2.125%		04/24/26	1,190	1,137,151
Federal National Mortgage Assoc.	2.500%		04/01/28	157	159,340
Federal National Mortgage Assoc.	2.500%		06/01/28	1,890	1,911,805

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	2.500%		08/01/28	663	$670,845
Federal National Mortgage Assoc.	2.500%		09/01/28	835	844,224
Federal National Mortgage Assoc.	3.000%		04/19/17	12,000	12,303,930
Federal National Mortgage Assoc.	3.000%		02/01/31	4,479	4,596,521
Federal National Mortgage Assoc.	3.000%		07/01/43	359	357,356
Federal National Mortgage Assoc.	3.000%		08/01/43	759	756,206
Federal National Mortgage Assoc.	3.000%		09/01/43	2,294	2,285,999
Federal National Mortgage Assoc.	3.000%		11/01/43	10,395	10,359,748
Federal National Mortgage Assoc.	3.500%		05/01/42	2,375	2,442,187
Federal National Mortgage Assoc.	3.500%		05/01/42	1,960	2,014,876
Federal National Mortgage Assoc.	3.500%		05/01/42	1,949	2,003,252
Federal National Mortgage Assoc.	3.500%		07/01/42	11,150	11,459,938
Federal National Mortgage Assoc.	3.500%		09/01/42	25,898	26,618,243
Federal National Mortgage Assoc.	3.500%		09/01/42	4,887	5,022,580
Federal National Mortgage Assoc.	4.000%		09/01/40	3,821	4,020,368
Federal National Mortgage Assoc.	4.000%		12/01/43	173	181,802
Federal National Mortgage Assoc.	4.500%		05/01/39	3,570	3,863,366
Federal National Mortgage Assoc.	4.500%		12/01/40	5,948	6,432,135
Federal National Mortgage Assoc.(hh)(k)	6.250%		05/15/29	8,590	11,496,976
Federal National Mortgage Assoc.(hh)	6.625%		11/15/30	1,485	2,094,395
Federal National Mortgage Assoc.(hh)	7.125%		01/15/30	1,440	2,076,968
Government National Mortgage Assoc.	3.500%		04/20/17	20,000	20,737,500
Government National Mortgage Assoc.	3.500%		09/15/41	465	482,387
Government National Mortgage Assoc.	3.500%		11/15/41	190	197,488
Government National Mortgage Assoc.	3.500%		11/15/41	9	8,977
Government National Mortgage Assoc.	3.500%		01/15/42	45	46,288
Government National Mortgage Assoc.	3.500%		02/15/42	354	369,330
Government National Mortgage Assoc.	3.500%		03/15/42	1,176	1,221,982
Government National Mortgage Assoc.	3.500%		03/15/42	16	16,636
Government National Mortgage Assoc.	3.500%		05/15/42	327	338,988
Government National Mortgage Assoc.	3.500%		06/15/42	187	194,022
Government National Mortgage Assoc.	3.500%		07/15/42	615	639,813
Government National Mortgage Assoc.	3.500%		07/15/42	515	535,388
Government National Mortgage Assoc.	3.500%		07/15/42	268	279,153
Government National Mortgage Assoc.	3.500%		07/15/42	59	60,974
Government National Mortgage Assoc.	3.500%		08/15/42	31	32,136
Government National Mortgage Assoc.	3.500%		01/15/43	262	273,222
Government National Mortgage Assoc.	3.500%		02/15/43	367	381,292
Government National Mortgage Assoc.	3.500%		04/15/43	737	767,179
Government National Mortgage Assoc.	3.500%		05/15/43	76	78,762
Government National Mortgage Assoc.	3.500%		05/15/43	62	64,205
Government National Mortgage Assoc.	3.500%		05/15/43	37	38,940
Government National Mortgage Assoc.	3.500%		05/15/43	20	20,416
Government National Mortgage Assoc.	3.500%		05/20/43	9,039	9,412,175
Government National Mortgage Assoc.	3.500%		07/15/43	439	456,474
Government National Mortgage Assoc.	3.500%		10/15/43	47	49,251
Government National Mortgage Assoc.	3.500%		11/15/43	52	53,809
Government National Mortgage Assoc.	3.500%		12/15/43	641	667,085
Government National Mortgage Assoc.	3.500%		01/15/44	207	214,480
Government National Mortgage Assoc.	4.000%		01/20/40	1,398	1,489,320
Government National Mortgage Assoc.	4.000%		10/20/40	1,331	1,418,663
Government National Mortgage Assoc.	4.000%		02/20/41	1,730	1,841,527
Government National Mortgage Assoc.	4.500%		05/20/40	4,492	4,849,159
Government National Mortgage Assoc.	4.500%		12/20/40	4,024	4,359,644
Iraq Government USAID Bond, Gov’t. Gtd. Notes	2.149%		01/18/22	800	796,414
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%		02/01/27	2,940	2,950,534
Tennessee Valley Authority Generic Strip	2.919%	(s)	03/15/33	800	441,286
Tennessee Valley Authority Strips Coupon	2.723%	(s)	09/15/30	2,730	1,675,256

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $229,446,322)					227,393,614

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate			Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS — 4.2%
U.S. Treasury Bonds(a)	2.875%		11/15/46	3,160	$3,066,063
U.S. Treasury Notes	1.375%		01/15/20	750	748,242
U.S. Treasury Notes(a)	1.875%		02/28/22	32,075	32,006,103
U.S. Treasury Notes	1.875%		03/31/22	4,290	4,278,940
U.S. Treasury Notes(k)	2.000%		11/30/22	13,600	13,549,530
U.S. Treasury Notes	2.125%		02/29/24	110	109,408
U.S. Treasury Notes	2.250%		02/15/27	7,380	7,285,735
U.S. Treasury Strips Coupon	1.881%	(s)	05/15/31	2,100	1,417,206
U.S. Treasury Strips Coupon(hh)	1.898%	(s)	08/15/29	2,100	1,503,508
U.S. Treasury Strips Coupon	2.100%	(s)	11/15/35	4,200	2,421,598
U.S. Treasury Strips Coupon	2.143%	(s)	11/15/28	3,520	2,584,602
U.S. Treasury Strips Coupon	2.174%	(s)	05/15/29	8,550	6,162,284
U.S. Treasury Strips Coupon(h)	2.264%	(s)	08/15/40	4,200	2,021,426
U.S. Treasury Strips Coupon(hh)(k)	2.404%	(s)	08/15/21	24,945	22,919,940
U.S. Treasury Strips Coupon(hh)	2.699%	(s)	05/15/26	22,700	18,037,692
U.S. Treasury Strips Principal	2.543%	(s)	02/15/45	1,265	531,070
U.S. Treasury Strips Principal	2.560%	(s)	05/15/43	1,465	649,796
U.S. Treasury Strips Principal	2.873%	(s)	05/15/45	2,460	1,025,121
U.S. Treasury Strips Principal	3.539%	(s)	05/15/44	2,860	1,232,651

TOTAL U.S. TREASURY OBLIGATIONS (cost $122,881,656)					121,550,915

TOTAL LONG-TERM INVESTMENTS (cost $2,740,790,946)					2,754,535,824

				Shares
SHORT-TERM INVESTMENTS —8.8%

AFFILIATED MUTUAL FUNDS — 8.8%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)				202,102,987	202,102,987
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $53,641,375; includes $53,603,653 of cash collateral for securities on loan)(b)(w)				53,634,687	53,645,414

TOTAL AFFILIATED MUTUAL FUNDS (cost $255,744,362)					255,748,401

				Notional Amount (000)#
OPTION PURCHASED* — 0.0%

Call Option
10 Year U.S. Treasury Notes Futures, expiring 05/26/17, Strike Price $125.00 (cost $92,784)				148	104,062

TOTAL SHORT-TERM INVESTMENTS (cost $255,837,146)					255,852,463

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT AND OPTION WRITTEN — 104.1% (cost $2,996,628,092)					3,010,388,287

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SECURITY SOLD SHORT — (0.1)%

U.S. GOVERNMENT AGENCY OBLIGATION — (0.1)%

Federal Home Loan Mortgage Corp. (proceeds received $4,175,703)	4.000%	04/12/17	4,000	$(4,195,625)

			Notional Amount (000)#

OPTION WRITTEN* — (0.0)%

Call Option
10 Year U.S. Treasury Notes Futures, expiring 05/26/17, Strike Price $128.00 (premiums received $15,903)			148	(18,500)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT AND OPTION WRITTEN — 104.0% (cost $2,992,436,486)				3,006,174,162
Liabilities in excess of other assets(z) — (4.0)%				(114,808,490)

NET ASSETS — 100.0%				$2,891,365,672

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $116,122,893 and 4.0% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $52,540,897; cash collateral of $53,603,653 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $55,787,053 is approximately 1.9% of net assets.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(p)	Interest rate not available as of March 31, 2017.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:
Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
6,075	5 Year U.S. Treasury Notes	Jun. 2017	$713,984,493	$715,188,867	$1,204,374
2,040	10 Year U.S. Treasury Notes	Jun. 2017	253,503,249	254,107,500	604,251
198	20 Year U.S. Treasury Bonds	Jun. 2017	29,748,977	29,867,062	118,085
1,072	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	170,668,860	172,190,000	1,521,140

					3,447,850

Short Positions:
2	2 Year U.S. Treasury Notes	Jun. 2017	432,716	432,906	(190)
42	10 Year Euro-Bund	Jun. 2017	7,197,299	7,232,542	(35,243)
13	5 Year Euro-Bobl	Jun. 2017	1,831,938	1,827,861	4,077

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Short Positions (cont’d.):
45	Euro Schatz. DUA Index	Jun. 2017	$5,415,747	$5,388,450	$27,297

					(4,059)

					$3,443,791

A U.S. Government Agency Obligation and U.S. Treasury Obligations with a combined market value of $15,590,632 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at March 31, 2017.

Forward foreign currency exchange contracts outstanding at March 31, 2017:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Mexican Peso,
Expiring 06/08/17	Goldman Sachs & Co.	MXN	15,068	$763,023	$796,126	$33,103
South African Rand,
Expiring 04/07/17	Toronto-Dominion Securities, Inc.	ZAR	1,979	146,629	147,347	718

				$909,652	$943,473	$33,821

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 04/12/17	UBS AG	AUD	1,088	$803,216	$831,282	$(28,066)
British Pound, Expiring 04/27/17	Citigroup Global Markets	GBP	10,126	12,803,784	12,694,568	109,216
Euro,
Expiring 04/27/17	Barclays Capital Group	EUR	5,371	5,815,896	5,736,741	79,155
Expiring 04/27/17	Citigroup Global Markets	EUR	28,300	30,058,607	30,227,405	(168,798)
Expiring 04/27/17	Citigroup Global Markets	EUR	10,173	10,957,483	10,865,324	92,159
Expiring 04/27/17	Goldman Sachs & Co.	EUR	1,000	1,069,940	1,068,096	1,844
Expiring 04/27/17	JPMorgan Chase	EUR	1,592	1,700,300	1,700,465	(165)
Hungarian Forint, Expiring 04/21/17	Citigroup Global Markets	HUF	325,615	1,132,398	1,126,370	6,028
Israeli Shekel, Expiring 04/21/17	JPMorgan Chase	ILS	696	182,998	192,309	(9,311)
Japanese Yen, Expiring 04/27/17	Citigroup Global Markets	JPY	216,066	1,907,300	1,942,895	(35,595)
Polish Zloty, Expiring 04/21/17	Barclays Capital Group	PLN	3,573	875,067	900,836	(25,769)
South African Rand, Expiring 04/07/17	Goldman Sachs & Co.	ZAR	6,825	487,595	508,114	(20,519)

				$67,794,584	$67,794,405	179

						$34,000

Credit default swap agreements outstanding at March 31, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.NA.IG.24.V1	06/20/20	1.000%	105,550	$(2,023,557)	$(2,103,318)	$(79,761)
CDX.NA.IG.28.V1	06/20/22	1.000%	145,000	(2,261,900)	(2,393,950)	(132,050)
CDX.NA.HY.28.V1	06/20/22	5.000%	43,900	(2,756,920)	(3,155,883)	(398,963)

				$(7,042,377)	$(7,653,151)	$(610,774)

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Credit default swap agreements outstanding at March 31, 2017 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2017(5)	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate issues and/or sovereign Issues – Sell Protection(2):
American International Group, Inc.	12/20/20	1.000%	7,610	0.574%	$110,040	$116,159	6,119
Anadarko Petroleum Corp.	06/20/21	1.000%	1,920	0.908%	(144,749)	7,071	151,820
AT&T, Inc.	06/20/21	1.000%	10,080	0.693%	72,647	124,337	51,690
Barrick Gold Corp.	06/20/21	1.000%	3,830	0.656%	(99,576)	53,045	152,621
CIT Group Inc.	06/20/18	5.000%	13,340	0.289%	852,674	766,970	(85,704)
Devon Energy Corp.	06/20/20	1.000%	610	0.564%	(50,343)	8,311	58,654
Eastman Chemical Co.	06/20/21	1.000%	5,625	0.484%	54,113	117,484	63,371
Ford Motor Co.	06/20/21	5.000%	19,000	0.935%	3,305,153	3,075,530	(229,623)
General Motors Co.	06/20/19	5.000%	4,960	0.291%	558,349	512,795	(45,554)

					$4,658,308	$4,781,702	$123,394

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities – Sell Protection(2)^:
Ameriquest Home Equity	04/28/17	1.500%	675	$872	$—	$872	Goldman Sachs & Co.
Ameriquest Home Equity	04/28/17	1.500%	673	868	—	868	Goldman Sachs & Co.
Ameriquest Home Equity	04/28/17	1.500%	442	570	—	570	Goldman Sachs & Co.
Ameriquest Home Equity	04/28/17	1.500%	428	553	—	553	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	04/27/17	1.500%	105	144	—	144	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	04/27/17	1.500%	77	106	—	106	Goldman Sachs & Co.
Bank of America Prime Mortgage	04/28/17	1.500%	2,529	3,264	—	3,264	Goldman Sachs & Co.
BSABS	04/28/17	1.500%	1,077	1,390	—	1,390	Goldman Sachs & Co.
BSABS	04/28/17	1.500%	308	398	—	398	Goldman Sachs & Co.
Chase Mortgage	04/28/17	1.500%	1,340	1,730	—	1,730	Goldman Sachs & Co.
Chase Mortgage	04/28/17	1.500%	1,178	1,520	—	1,520	Goldman Sachs & Co.
Chase Mortgage	04/28/17	1.500%	409	528	—	528	Goldman Sachs & Co.
Citigroup Commmercial Mortgage Trust	04/27/17	1.500%	299	411	—	411	Goldman Sachs & Co.
COMM Mortgage Trust	04/27/17	1.500%	932	1,281	—	1,281	Goldman Sachs & Co.
COMM Mortgage Trust	04/27/17	1.500%	815	1,120	—	1,120	Goldman Sachs & Co.
COMM Mortgage Trust	04/27/17	1.500%	216	297	—	297	Goldman Sachs & Co.
COMM Mortgage Trust	04/27/17	1.500%	208	286	—	286	Goldman Sachs & Co.
COMM Mortgage Trust	04/27/17	1.500%	121	166	—	166	Goldman Sachs & Co.

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Credit default swap agreements outstanding at March 31, 2017

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities – Sell Protection(2)^ (cont’d.):
COMM Mortgage Trust	04/27/17	1.500%	119	$164	$—	$164	Goldman Sachs & Co.
COMM Mortgage Trust	04/27/17	1.500%	106	146	—	146	Goldman Sachs & Co.
Commercial Mortgage Pass Through Certificate	04/27/17	1.500%	174	239	—	239	Goldman Sachs & Co.
Countrywide Home Equity	04/28/17	1.500%	439	566	—	566	Goldman Sachs & Co.
Federal Home Loan Corp.	04/03/17	1.500%	1,424	2,017	—	2,017	Goldman Sachs & Co.
Federal Home Loan Corp.	04/03/17	1.500%	678	959	—	959	Goldman Sachs & Co.
Federal Home Loan Corp.	04/03/17	1.500%	523	741	—	741	Goldman Sachs & Co.
Federal Home Loan Corp.	04/03/17	1.500%	242	343	—	343	Goldman Sachs & Co.
Federal Home Loan Corp.	04/03/17	1.500%	184	261	—	261	Goldman Sachs & Co.
GS Mortgage Securities Trust	04/27/17	1.500%	746	1,025	—	1,025	Goldman Sachs & Co.
GS Mortgage Securities Trust	04/27/17	1.500%	618	849	—	849	Goldman Sachs & Co.
GS Mortgage Securities Trust	04/27/17	1.500%	408	561	—	561	Goldman Sachs & Co.
GS Mortgage Securities Trust	04/27/17	1.500%	341	469	—	469	Goldman Sachs & Co.
GS Mortgage Securities Trust	04/27/17	1.500%	313	430	—	430	Goldman Sachs & Co.
GS Mortgage Securities Trust	04/27/17	1.500%	172	236	—	236	Goldman Sachs & Co.
GS Mortgage Securities Trust	04/27/17	1.500%	157	216	—	216	Goldman Sachs & Co.
GSAMP Home Equity	04/28/17	1.500%	416	537	—	537	Goldman Sachs & Co.
Indymac Subprime Mortgage	04/28/17	1.500%	369	476	—	476	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	04/27/17	1.500%	431	592	—	592	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	04/27/17	1.500%	111	153	—	153	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	04/27/17	1.500%	62	85	—	85	Goldman Sachs & Co.
Lehman Home Equity	04/28/17	1.500%	859	1,109	—	1,109	Goldman Sachs & Co.
LNR CDO Ltd.	04/11/17	1.500%	3,744	4,833	—	4,833	Goldman Sachs & Co.
Long Beach Home Equity	04/28/17	1.500%	769	992	—	992	Goldman Sachs & Co.
Morgan Stanley BAML Trust	04/27/17	1.500%	924	1,270	—	1,270	Goldman Sachs & Co.
Morgan Stanley BAML Trust	04/27/17	1.500%	186	256	—	256	Goldman Sachs & Co.
Morgan Stanley BAML Trust	04/27/17	1.500%	164	225	—	225	Goldman Sachs & Co.

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Credit default swap agreements outstanding at March 31, 2017 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities – Sell Protection(2)^ (cont’d.):
Morgan Stanley BAML Trust	04/27/17	1.500%	133	$183	$—	$183	Goldman Sachs & Co.
Morgan Stanley BAML Trust	04/28/17	1.500%	379	489	—	489	Goldman Sachs & Co.
New Century Home Equity	04/28/17	1.500%	794	1,025	—	1,025	Goldman Sachs & Co.
New Century Home Equity	04/28/17	1.500%	522	674	—	674	Goldman Sachs & Co.
New Century Home Equity	04/28/17	1.500%	457	591	—	591	Goldman Sachs & Co.
Option One Home Equity	04/28/17	1.500%	1,413	1,824	—	1,824	Goldman Sachs & Co.
UBS-Barclays Commercial Mortgage Trust	04/27/17	1.500%	94	129	—	129	Goldman Sachs & Co.
Wells Fargo Home Equity	04/28/17	1.500%	553	714	—	714	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	04/27/17	1.500%	193	256	—	256	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	04/27/17	1.500%	124	171	—	171	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	04/27/17	1.500%	98	135	—	135	Goldman Sachs & Co.

				$41,445	$—	$41,445

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate issues and/or sovereign Issues – Sell Protection(2):
Husky Energy, Inc.	06/20/20	1.000%	2,650	0.805%	$17,050	$(109,128)	$126,178	Morgan Stanley
Petroleo Brasileiro SA	06/20/18	1.000%	6,340	0.693%	25,832	(486,118)	511,950	Morgan Stanley
Republic of Italy	09/20/20	1.000%	20,350	1.406%	(266,664)	94,415	(361,079)	JPMorgan Chase

					$(223,782)	$(500,831)	$277,049

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Credit default swap agreements outstanding at March 31, 2017 the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at March 31, 2017:

Notional Amount (000)#	Fund Receives		Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
2,658	3 Month LIBOR plus 220 bps	EUR	2,180	4.250%	Citigroup Global Markets	07/14/17	$264,501	$(227,068)	$491,569
269	3 Month LIBOR plus 208 bps	EUR	220	4.250%	Citigroup Global Markets	07/14/17	27,312	(25,141)	52,453
10,098	3 Month LIBOR	JPY	1,030,000	3 Month JPY LIBOR minus 31.25 bps	Deutsche Bank AG	05/14/17	864,475	—	864,475
2,443	3 Month LIBOR	EUR	1,900	3 Month EURIBOR minus 31.75 bps	Hong Kong & Shanghai Bank	09/28/17	418,187	—	418,187
11,722	3 Month LIBOR	EUR	10,500	3 Month EURIBOR minus 37 bps	JPMorgan Chase	10/17/17	568,839	—	568,839
5,793	3 Month LIBOR plus 54.25 bps	JPY	700,000	.15500%	JPMorgan Chase	10/26/17	(482,811)	—	(482,811)
14,635	3 Month LIBOR	GBP	11,685	3 Month Sterling LIBOR minus 16.75 bps	JPMorgan Chase	02/13/19	29,555	—	29,555

							$1,690,058	$(252,209)	$1,942,267

Forward rate agreements outstanding at March 31, 2017:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate		Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally Cleared Forward Rate Agreements:
1,347,400	12/20/17	1.568%	3 Month LIBOR	(1)	$—	$(74,550)	$(74,550)

Interest rate swap agreements outstanding at March 31, 2017:
	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
	15,040	03/31/19	1.431%	1 Day USOIS(1)	$—	$(3,858)	$(3,858)
	14,833	03/31/19	1.431%	1 Day USOlS(1)	—	(3,995)	(3,995)
	65,090	04/04/20	— (3)	— (3)	—	(869)	(869)
	18,525	03/22/22	2.175%	U.S. CPI Urban Consumers NSA lndex(1)	(1,321)	(30,471)	(29,150)
	11,290	04/04/22	— (4)	— (4)	—	(1,060)	(1,060)
	18,525	03/22/27	2.283%	U.S. CPI Urban Consumers NSA lndex(2)	—	28,571	28,571
EUR	16,500	08/01/17	0.125%	1 Day EONIA(1)	209	(84,437)	(84,646)
EUR	7,200	08/01/21	0.604%	1 Day EONlA(1)	211	(286,055)	(286,266)
EUR	8,800	07/28/25	0.780%	1 Day EONIA(1)	216	(393,824)	(394,040)

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest rate swap agreements outstanding at March 31, 2017 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
EUR	5,250	02/23/26	0.324%	1 Day EONIA(1)	$(170,926)	$55,283	$226,209
EUR	1,340	03/15/27	1.430%	Eurostat Eurozone HICP ex Tobacco(1)	—	(13,756)	(13,756)
EUR	400	03/15/47	1.935%	Eurostat Eurozone HICP ex Tobacco(1)	—	15,422	15,422
GBP	5,000	02/23/21	0.639%	1 Day SONIA(1)	239	(44,365)	(44,604)
GBP	980	03/15/27	3.490%	U.K. Retail Prices lndex(2)	—	(1,282)	(1,282)
GBP	220	03/15/47	3.498%	U.K. Retail Prices lndex(1)	—	(3,450)	(3,450)
MXN	66,200	12/27/24	5.795%	28 Day Mexican Interbank Rate(2)	42,616	(333,686)	(376,302)
MXN	120,000	10/15/26	6.445%	28 Day Mexican Interbank Rate(2)	59	(442,178)	(442,237)
MXN	131,580	12/09/26	7.780%	28 Day Mexican Interbank Rate(2)	(75,523)	192,621	268,144
NZD	37,210	12/15/17	2.125%	3 Month New Zealand Bank Bill(2)	132	16,293	16,161
	99,370	08/19/17	0.524%	1 Day USOlS(1)	239	187,431	187,192
	402,260	09/09/17	0.539%	1 Day USOIS(1)	54,502	858,134	803,632
	98,610	10/21/17	0.590%	1 Day USOIS(1)	239	244,559	244,320
	97,150	11/01/17	0.639%	1 Day USOIS(1)	368	212,112	211,744
	190,020	11/14/17	0.675%	1 Day USOlS(1)	(16,422)	400,537	416,959
	94,620	11/22/17	0.716%	1 Day USOIS(1)	363	178,163	177,800
	7,935	09/30/18	0.747%	1 Day USOIS(1)	168	58,840	58,672
	94,860	11/17/18	1.080%	1 Day USOIS(1)	363	330,042	329,679
	142,600	11/18/18	0.911%	1 Day USOIS(1)	(7,563)	709,851	717,414
	22,450	03/11/20	1.824%	3 Month LIBOR(1)	223	(10,423)	(10,646)
	31,900	07/31/21	2.290%	3 Month LIBOR(1)	341	(398,072)	(398,413)
	12,175	08/31/21	2.015%	3 Month LIBOR(1)	94	13,366	13,272
	19,450	12/31/21	1.850%	3 Month LIBOR(1)	147	157,231	157,084
	117,225	08/31/22	1.843%	3 Month LIBOR(1)	783	1,494,778	1,493,995
	1,250	12/31/22	1.495%	3 Month LIBOR(1)	157	42,884	42,727
	23,680	05/31/23	1,578%	3 Month LIBOR(1)	(24,932)	798,051	822,983
	14,590	05/31/23	1.395%	3 Month LIBOR(1)	230	647,811	647,581
	14,590	05/31/23	1.394%	3 Month LIBOR(1)	230	648,738	648,508
	13,300	05/31/23	1.513%	3 Month LIBOR(1)	223	498,993	498,770
	5,310	05/31/23	1.584%	3 Month LIBOR(1)	179	177,242	177,063
	55,321	11/15/23	2.209%	3 Month LIBOR(1)	452	(61,206)	(61,658)
	4,480	09/04/25	2.214%	3 Month LIBOR(1)	67	32,715	32,648
	4,895	02/15/42	1.369%	1 Day USOlS(1)	239	817,434	817,195
	3,180	09/27/46	1.380%	1 Day USOIS(1)	208	581,447	581,239

					$ (193,190)	$7,285,562	$7,478,752

U.S Government Agency Obligations and U.S. Treasury Obligations with a combined market value of $37,358,061 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared credit default and interest rate swap contracts at March 31, 2017.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

(3)	The Portfolio pays the floating rate of 3 Month LIBOR plus 12 bps and receives the floating rate of 6 Month LIBOR.

(4)	The Portfolio pays the floating rate of 6 Month LIBOR and receives the floating rate of 3 Month LIBOR plus 11.75 bps.

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Credit Suisse First Boston Corp.	01/12/41	6,795	Pay variable payments based on 1 Month LIBOR and receive fixed payments based on the IOS. FN30.450.10 Index	$(45,150)	$(13,925)	$(31,225)

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$320,234,861	$63,377,175
Non-Residential Mortgage-Backed Securities	—	54,391,233	—
Residential Mortgage-Backed Securities	—	195,650,264	4,591,375
Bank Loans	—	35,421,280	—
Commercial Mortgage-Backed Securities	—	460,620,131	—
Common Stock	997,501	—	—
Corporate Bonds	—	883,622,269	—
Municipal Bonds	—	52,000,418	—
Non-Corporate Foreign Agencies	—	58,884,541	—
Residential Mortgage-Backed Securities	—	123,056,003	48,112,898
Sovereign Bonds	—	104,631,346	—
U.S. Government Agency Obligations	—	227,393,614	—
U.S. Treasury Obligations	—	121,550,915	—
Affiliated Mutual Funds	255,748,401	—	—
Option Purchased	104,062	—	—
Option Written	(18,500)	—	—
U.S. Government Agency Obligation-Short	—	(4,195,625)	—
Other Financial Instruments*
Futures Contracts	3,443,791	—	—
OTC Forward Foreign Currency Exchange Contracts	—	34,000	—
Centrally Cleared Credit Default Swap Agreements	—	(487,380)	—
OTC Credit Default Swap Agreements	—	(223,782)	41,445
OTC Currency Swap Agreements	—	1,690,058	—
Forward Rate Swap Agreements	—	(74,550)	—
Centrally Cleared Interest Rate Swap Agreements	—	7,478,752	—
OTC Total Return Swap Agreement	—	(45,150)	—

Total	$260,275,255	$2,641,633,198	$116,122,893

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Collateralized Loan Obligations	Asset-Backed Securities Residential Mortgage-Backed Securities	Residential Mortgage-Backed Securities	Credit Default Swap Agreements
Balance as of 12/31/16	$—	$9,800,000	$66,506,774	$54,066
Realized gain (loss)	—	—	69,675	—
Change in unrealized appreciation (depreciation)**	(22,825)	—	151,211	(12,621)
Purchases/Exchanges/Issuances	63,400,000	4,591,375	—	—
Sales/Paydowns	—	—	(12,711,920)	—
Accrued discount/premium	—	—	19,024	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	(9,800,000)	(5,921,866)	—

Balance as of 03/31/17	$63,377,175	$4,591,375	$48,112,898	$41,445

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Of which, $182,646 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of March 31, 2017	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Collateralized Loan Obligations	$63,377,175	Market Approach	Single Broker Indicative Quote	$99.95 - 100.00 ($99.96)
Asset-Backed Securities
Residential Mortgage-Backed Securities	4,591,375	Pricing at Cost	Unadjusted Purchase Price	$99.81
Residential Mortgage-Backed Securities	48,112,898	Market Approach	Single Broker Indicative Quote	$99.58 - 100.16 ($99.65)
Credit Default Swap Agreements	41,445	Market Approach	Single Broker Indicative Quote	$0.13 - $0.14 ($0.13)

	$116,122,893

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Residential Mortgage-Backed Securities	$5,921,866	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Asset-Backed Securities
Residential Mortgage-Backed Securities	$9,800,000	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Credit contracts	$(669,717)
Foreign exchange contracts	34,000
Interest rate contracts	12,578,463

Total	$11,942,746

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 78.3%
AFFILIATED MUTUAL FUNDS — 76.1%
AST Global Real Estate Portfolio*	178,467	$2,038,097
AST High Yield Portfolio*	105,013	1,011,275
AST Prudential Core Bond Portfolio*	1,871,671	22,104,438
AST QMA Emerging Markets Equity Portfolio*	426,870	4,089,410
AST QMA US Equity Alpha Portfolio*	834,804	21,846,830

TOTAL AFFILIATED MUTUAL FUNDS (cost $46,617,914)(w)		51,090,050

UNAFFILIATED EXCHANGE TRADED
FUND — 2.2%
PowerShares Preferred Portfolio (cost $1,472,716)	99,500	1,474,590

TOTAL LONG-TERM INVESTMENTS (cost $48,090,630)		52,564,640

SHORT-TERM INVESTMENTS — 21.8%
AFFILIATED MUTUAL FUND — 20.7%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $13,908,431)(w)	13,908,431	13,908,431

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(k)(n) — 1.1%
U.S. Treasury Bills
0.514%	06/15/17	100	$99,854
0.758%	06/15/17	650	649,050

TOTAL U.S. TREASURY OBLIGATIONS (cost $748,907)			748,904

TOTAL SHORT-TERM INVESTMENTS (cost $14,657,338)			14,657,335

TOTAL INVESTMENTS — 100.1% (cost $62,747,968)			67,221,975

Liabilities in excess of other assets(z) — (0.1)%			(93,231)

NET ASSETS — 100.0%			$67,128,744

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
101	Mini MSCI EAFE Index	Jun. 2017	$8,847,610	$8,999,100	$151,490
20	TOPIX Index	Jun. 2017	2,770,232	2,717,147	(53,085)

					$98,405

U.S. Treasury Obligations with a combined market value of $748,904 have been segregated with Credit Suisse First Boston Corp. to cover requirements for open futures contracts as of March 31, 2017.

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$64,998,481	$—	$—
Unaffiliated Exchange Traded Fund	1,474,590	—	—
U.S. Treasury Obligations	—	748,904	—
Other Financial Instruments*
Futures Contracts	98,405	—	—

Total	$66,571,476	$748,904	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Equity contracts	$98,405

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 88.7%
COMMON STOCKS — 63.9%
Aerospace & Defense — 1.2%
Astronics Corp.*	12,200	$387,106
BAE Systems PLC (United Kingdom)	119,388	960,856
Boeing Co. (The)	58,700	10,381,682
Curtiss-Wright Corp.	59,500	5,429,970
Engility Holdings, Inc.*	50,900	1,473,046
Esterline Technologies Corp.*	58,100	4,999,505
Huntington Ingalls Industries, Inc.	172,641	34,569,634
Lockheed Martin Corp.	124,100	33,209,160
Moog, Inc. (Class A Stock)*	17,300	1,165,155
MTU Aero Engines AG (Germany)	4,844	629,754
Northrop Grumman Corp.	117,300	27,898,632
QinetiQ Group PLC (United Kingdom)	52,466	183,265
Singapore Technologies Engineering Ltd. (Singapore)	143,200	381,817
Spirit AeroSystems Holdings, Inc. (Class A Stock)	224,900	13,026,208
Thales SA (France)	99,159	9,578,406
Triumph Group, Inc.(a)	43,700	1,125,275
Vectrus, Inc.*	30,200	674,970
Wesco Aircraft Holdings, Inc.*	68,300	778,620

		146,853,061

Air Freight & Logistics — 0.4%
Cia de Distribucion Integral Logista Holdings SA (Spain)	40,828	947,706
Deutsche Post AG (Germany)	289,063	9,892,789
FedEx Corp.	163,700	31,946,055

		42,786,550

Airlines — 0.1%
Air New Zealand Ltd. (New Zealand)	303,544	523,363
China Airlines Ltd. (Taiwan)	746,000	259,357
Deutsche Lufthansa AG (Germany)	21,137	342,904
International Consolidated Airlines Group SA (United Kingdom)	77,986	515,120
JetBlue Airways Corp.*	205,400	4,233,294
Southwest Airlines Co.	150,200	8,074,752

		13,948,790

Auto Components — 0.5%
Aisin Seiki Co. Ltd. (Japan)	178,000	8,766,880
Cie Generale des Etablissements Michelin (France)	12,493	1,518,127
Cooper-Standard Holdings, Inc.*	88,400	9,806,212
Dana, Inc.	666,300	12,866,253
Fuyao Glass Industry Group Co. Ltd. (China) (Class H Stock), 144A	4,400	15,271
GKN PLC (United Kingdom)	156,729	713,862
Grammer AG (Germany)	32,955	2,025,238
Hankook Tire Co. Ltd. (South Korea)	2,132	103,978
Koito Manufacturing Co. Ltd. (Japan)	10,000	521,185
LCI Industries(a)	21,500	2,145,700
Lear Corp.	99,300	14,058,894
Tenneco, Inc.	58,200	3,632,844
Tower International, Inc.	27,800	753,380
Toyoda Gosei Co. Ltd. (Japan)	6,000	153,031
Toyota Boshoku Corp. (Japan)	222,000	5,163,388

		62,244,243

	Shares	Value
COMMON STOCKS (Continued)
Automobiles — 0.9%
Astra International Tbk PT (Indonesia)	467,000	$302,269
Bayerische Motoren Werke AG (Germany)	27,077	2,470,562
Ferrari NV (Italy)	11,528	859,199
Fiat Chrysler Automobiles NV (United Kingdom)*	81,425	889,597
Ford Motor Co.	2,040,800	23,754,912
Ford Otomotiv Sanayi A/S (Turkey)	24,792	242,717
Fuji Heavy Industries Ltd. (Japan)(a)	81,100	2,974,609
Geely Automobile Holdings Ltd. (China)	240,000	367,814
General Motors Co.	472,000	16,689,920
Great Wall Motor Co. Ltd. (China) (Class H Stock)	102,000	116,250
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	198,000	317,118
Hero MotoCorp.Ltd. (India)	453	22,479
Honda Motor Co. Ltd. (Japan)	150,200	4,534,394
Hyundai Motor Co. (South Korea)	97	13,670
Maruti Suzuki India Ltd. (India)	996	92,277
Mazda Motor Corp. (Japan)	52,800	762,162
Mitsubishi Motors Corp. (Japan)	1,451,800	8,709,026
Nissan Motor Co. Ltd. (Japan)	221,600	2,136,752
Peugeot SA (France)*	126,071	2,533,720
Suzuki Motor Corp. (Japan)	269,100	11,176,725
Thor Industries, Inc.(a)	254,500	24,465,085
Toyota Motor Corp. (Japan)(a)	98,100	5,324,657
Volkswagen AG (Germany)	2,897	432,840

		109,188,754

Banks — 5.3%
ABN AMRO Group NV (Netherlands), CVA, 144A	26,807	650,033
Agricultural Bank of China Ltd. (China) (Class H Stock)	241,000	111,144
Akbank TAS (Turkey)	20,512	48,159
Aozora Bank Ltd. (Japan)	108,000	398,706
Associated Banc-Corp.	443,800	10,828,720
BancFirst Corp.	13,200	1,186,680
Banco Bradesco SA (Brazil)	7,700	79,076
Bank Central Asia Tbk PT (Indonesia)	78,300	97,221
Bank Hapoalim BM (Israel)	1,023,505	6,237,427
Bank Negara Indonesia Persero Tbk PT (Indonesia)	481,800	234,240
Bank of America Corp.	3,070,600	72,435,454
Bank of China Ltd. (China) (Class H Stock)	970,000	482,363
Bank of Communications Co. Ltd. (China) (Class H Stock)	367,000	285,679
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	29,000	925,390
Bank of the Ozarks, Inc.(a)	70,600	3,671,906
Bank Zachodni WBK SA (Poland)	3,214	277,320
Banque Cantonale Vaudoise (Switzerland)	780	538,132
Bendigo & Adelaide Bank Ltd. (Australia)	41,542	384,881
Berkshire Hills Bancorp, Inc.	51,300	1,849,365
BGEO Group PLC (Georgia)	3,479	139,891
BNP Paribas SA (France)	245,076	16,308,403
BOC Hong Kong Holdings Ltd. (Hong Kong)	2,743,500	11,213,569
Brookline Bancorp, Inc.	66,300	1,037,595
Cathay General Bancorp	214,400	8,078,592
Central Pacific Financial Corp.	34,000	1,038,360

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	452,000	$299,896
China Construction Bank Corp. (China) (Class H Stock)	802,000	646,178
China Everbright Bank Co. Ltd. (China) (Class H Stock)	508,000	248,455
China Merchants Bank Co. Ltd. (China) (Class H Stock)	36,000	95,269
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	87,000	93,000
CIMB Group Holdings Bhd (Malaysia)	28,100	35,366
Citigroup, Inc.	877,100	52,468,122
Columbia Banking System, Inc.	22,600	881,174
Commonwealth Bank of Australia (Australia)	165,005	10,820,216
Credicorp Ltd. (Peru)	600	97,980
Credit Agricole SA (France)	848,812	11,473,148
CTBC Financial Holding Co. Ltd. (Taiwan)	163,920	101,277
Cullen/Frost Bankers, Inc.(a)	72,300	6,432,531
Danske Bank A/S (Denmark)	301,110	10,266,624
DBS Group Holdings Ltd. (Singapore)	124,300	1,721,791
Dubai Islamic Bank PJSC (United Arab Emirates)	30,282	46,146
East West Bancorp, Inc.	405,545	20,930,177
Enterprise Financial Services Corp.	34,200	1,450,080
Erste Group Bank AG (Austria)*	27,506	895,649
FCB Financial Holdings, Inc. (Class A Stock)*	36,800	1,823,440
Fidelity Southern Corp.	8,256	184,769
Financial Institutions, Inc.	20,900	688,655
First BanCorp. (Puerto Rico)*	383,900	2,169,035
First Busey Corp.(a)	32,600	958,440
First Citizens BancShares, Inc. (Class A Stock)	7,400	2,481,738
First Community Bancshares, Inc.	12,100	302,137
First Financial Bancorp	49,300	1,353,285
First Financial Corp.	10,700	508,250
First Financial Holding Co. Ltd. (Taiwan)	523,330	319,076
First Interstate BancSystem, Inc. (Class A Stock)	9,700	384,605
First Merchants Corp.	46,300	1,820,516
First Midwest Bancorp, Inc.	140,900	3,336,512
Fulton Financial Corp.	324,800	5,797,680
Great Southern Bancorp, Inc.	14,100	712,050
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	22,600	130,055
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)	32,800	54,310
Hana Financial Group, Inc. (South Korea)	6,678	220,361
Hancock Holding Co.	297,000	13,528,350
Hanmi Financial Corp.	33,100	1,017,825
Heartland Financial USA, Inc.	30,900	1,543,455
Heritage Commerce Corp.	27,500	387,750
Hilltop Holdings, Inc.	150,400	4,131,488
Hope Bancorp, Inc.	27,200	521,424
HSBC Holdings PLC (United Kingdom)	2,295,349	18,722,775
Hua Nan Financial Holdings Co. Ltd. (Taiwan)	68,000	37,983
IBERIABANK Corp.	17,900	1,415,890
Independent Bank Group, Inc.	12,000	771,600

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	868,000	$567,974
Industrial Bank of Korea (South Korea)	2,301	25,083
ING Groep NV (Netherlands)	1,043,726	15,764,769
International Bancshares Corp.	150,600	5,331,240
Intesa Sanpaolo SpA (Italy) (Savings Share)	84,589	215,152
JPMorgan Chase & Co.	933,400	81,989,856
KB Financial Group, Inc. (South Korea)	3,557	155,891
KBC Group NV (Belgium)	23,531	1,559,944
Krung Thai Bank PCL (Thailand)	32,100	19,057
LegacyTexas Financial Group, Inc.	16,900	674,310
Lloyds Banking Group PLC (United Kingdom)	5,903,739	4,910,019
MainSource Financial Group, Inc.	20,600	678,358
Malayan Banking Bhd (Malaysia)	153,000	308,281
Mediobanca SpA (Italy)	275,393	2,483,031
MidWestOne Financial Group, Inc.	6,100	209,169
Mizrahi Tefahot Bank Ltd. (Israel)	140,750	2,385,667
Mizuho Financial Group, Inc. (Japan)	2,131,200	3,911,982
National Bank Holdings Corp. (Class A Stock)	31,600	1,027,000
Natixis SA (France)	294,685	1,814,135
Nedbank Group Ltd. (South Africa)	1,840	33,061
Nordea Bank AB (Sweden)	278,307	3,175,160
North Pacific Bank Ltd. (Japan)(a)	569,600	2,160,489
OFG Bancorp (Puerto Rico)(a)	99,700	1,176,460
Opus Bank	49,800	1,003,470
OTP Bank PLC (Hungary)	2,207	61,662
PacWest Bancorp	101,200	5,389,912
PNC Financial Services Group, Inc. (The)	242,400	29,146,176
Popular, Inc. (Puerto Rico)	98,300	4,003,759
Preferred Bank	16,200	869,292
Prosperity Bancshares, Inc.	28,900	2,014,619
Public Bank Bhd (Malaysia)	25,100	112,837
Qatar Islamic Bank SAQ (Qatar)	547	15,370
QCR Holdings, Inc.	14,100	597,135
Republic Bancorp, Inc. (Class A Stock)	8,100	278,559
Resona Holdings, Inc. (Japan)	1,574,100	8,462,168
S&T Bancorp, Inc.	13,200	456,720
Sandy Spring Bancorp, Inc.	5,800	237,742
Sberbank of Russia PJSC (Russia), ADR	27,953	322,578
Shinhan Financial Group Co. Ltd. (South Korea)	5,111	212,960
Signature Bank*	58,500	8,680,815
Simmons First National Corp. (Class A Stock)	7,200	397,080
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)(a)	138,612	1,540,274
Societe Generale SA (France)	267,790	13,567,711
SpareBank 1 Nord Norge (Norway)	53,847	346,448
SpareBank 1 SMN (Norway)	50,177	389,574
Standard Bank Group Ltd. (South Africa)	32,737	351,056
Sumitomo Mitsui Financial Group, Inc. (Japan)	120,300	4,378,772
SunTrust Banks, Inc.	72,400	4,003,720
Swedbank AB (Sweden) (Class A Stock)(a)	410,910	9,507,821
Sydbank A/S (Denmark)	35,750	1,239,111
Synovus Financial Corp.	371,200	15,226,624
TCF Financial Corp.	478,900	8,150,878

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
TriState Capital Holdings, Inc.*	29,200	$681,820
Turkiye Garanti Bankasi A/S (Turkey)	24,116	58,810
Turkiye Is Bankasi (Turkey) (Class C Stock)*	14,472	26,412
UMB Financial Corp.	17,200	1,295,332
Umpqua Holdings Corp.	227,500	4,035,850
Union Bankshares Corp.	40,300	1,417,754
United Community Banks, Inc.	94,300	2,611,167
Valley National Bancorp	155,500	1,834,900
VTB Bank PJSC (Russia), GDR, RegS	8,891	20,352
Washington Trust Bancorp, Inc.	6,300	310,590
Wells Fargo & Co.	721,100	40,136,426
WesBanco, Inc.	6,800	259,148
Westpac Banking Corp. (Australia)	20,959	560,283
Wintrust Financial Corp.	11,200	774,144
Woori Bank (South Korea)	2,869	33,329

		628,462,087

Beverages — 0.8%
Arca Continental SAB de CV (Mexico)	3,800	26,386
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	30,000	4,339,500
Britvic PLC (United Kingdom)	307,993	2,499,371
Coca-Cola Amatil Ltd. (Australia)	858,668	7,099,099
Coca-Cola Bottling Co. Consolidated	3,200	659,264
Coca-Cola European Partners PLC (United Kingdom)	19,551	730,272
Coca-Cola Femsa SAB de CV (Mexico) (Class L Stock)	4,700	33,679
Coca-Cola HBC AG (Switzerland)*	79,883	2,062,265
Diageo PLC (United Kingdom)	402,748	11,532,746
Fomento Economico Mexicano SAB de CV (Mexico) (UTS)	10,400	92,344
National Beverage Corp.(a)	113,600	9,602,608
PepsiCo, Inc.	458,718	51,312,195
Stock Spirits Group PLC (United Kingdom)	156,706	365,756

		90,355,485

Biotechnology — 1.5%
AbbVie, Inc.	349,600	22,779,936
Acorda Therapeutics, Inc.*	23,100	485,100
AMAG Pharmaceuticals, Inc.*(a)	121,200	2,733,060
Amgen, Inc.	184,400	30,254,508
Applied Genetic Technologies Corp.*	45,600	314,640
Biogen, Inc.*	97,300	26,603,766
BioSpecifics Technologies Corp.*	20,300	1,112,440
Blueprint Medicines Corp.*(a)	14,600	583,854
Celgene Corp.*	313,600	39,021,248
Chimerix, Inc.*	95,700	610,566
Concert Pharmaceuticals, Inc.*	118,500	2,021,610
CSL Ltd. (Australia)	43,123	4,128,849
Cytomx Therapeutics, Inc.*	19,400	335,038
Eagle Pharmaceuticals Inc/DE*	10,800	895,752
Exelixis, Inc.*	137,000	2,968,790
FibroGen, Inc.*	133,700	3,295,705
Five Prime Therapeutics, Inc.*	28,700	1,037,505
Genomic Health, Inc.*	61,206	1,927,377
Gilead Sciences, Inc.	313,400	21,286,128
Ironwood Pharmaceuticals, Inc.*(a)	23,700	404,322

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
NewLink Genetics Corp.*	16,300	$392,830
PDL BioPharma, Inc.	90,200	204,754
Spectrum Pharmaceuticals, Inc.*(a)	130,200	846,300
United Therapeutics Corp.*(a)	110,200	14,918,876
Vanda Pharmaceuticals, Inc.*(a)	175,400	2,455,600

		181,618,554

Building Products — 0.4%
A.O. Smith Corp.	37,400	1,913,384
American Woodmark Corp.*	9,300	853,740
Armstrong World Industries, Inc.*	27,000	1,243,350
Asahi Glass Co. Ltd. (Japan)	97,000	787,017
Continental Building Products, Inc.*	280,400	6,869,800
Gibraltar Industries, Inc.*	25,600	1,054,720
Kingspan Group PLC (Ireland)	61,235	1,956,163
Lennox International, Inc.	104,400	17,466,120
NCI Building Systems, Inc.*	70,300	1,205,645
Nichias Corp. (Japan)	15,000	151,061
Patrick Industries, Inc.*	27,600	1,956,840
Universal Forest Products, Inc.	78,400	7,725,536

		43,183,376

Capital Markets — 1.6%
3i Group PLC (United Kingdom)	391,001	3,671,125
Ameriprise Financial, Inc.	22,900	2,969,672
ASX Ltd. (Australia)	17,949	692,208
AURELIUS Equity Opportunities SE & Co. KGaA (Germany)(a)	32,458	1,409,454
BM&F Bovespa SA (Brazil)	16,611	102,353
China Cinda Asset Management Co. Ltd. (China) (Class H Stock)	202,000	78,562
China Everbright Ltd. (China)	8,000	16,157
China Huarong Asset Management Co. Ltd. (China), 144A*	554,000	226,821
Close Brothers Group PLC (United Kingdom)	185,568	3,577,166
Evercore Partners, Inc. (Class A Stock)	60,900	4,744,110
GAIN Capital Holdings, Inc.(a)	46,500	387,345
Goldman Sachs Group, Inc. (The)	179,700	41,280,684
Houlihan Lokey, Inc.	115,000	3,961,750
INTL. FCStone, Inc.*	22,300	846,508
KCG Holdings, Inc. (Class A Stock)*	79,500	1,417,485
London Stock Exchange Group PLC (United Kingdom)	28,408	1,130,194
LPL Financial Holdings, Inc.	178,300	7,101,689
Macquarie Group Ltd. (Australia)	28,034	1,931,451
MarketAxess Holdings, Inc.	8,400	1,574,916
Moelis & Co. (Class A Stock)(a)	11,100	427,350
Morgan Stanley	201,000	8,610,840
MSCI, Inc.	181,900	17,678,861
OM Asset Management PLC	76,200	1,152,144
Partners Group Holding AG (Switzerland)	1,635	878,671
Perpetual Ltd. (Australia)	4,032	160,617
PJT Partners, Inc. (Class A Stock)	15,100	529,859
Raymond James Financial, Inc.	436,200	33,264,612
S&P Global, Inc.	178,500	23,337,090
Schroders PLC (United Kingdom)	53,447	2,028,401
SEI Investments Co.	32,500	1,639,300
State Street Corp.	98,800	7,865,468

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
UBS Group AG (Switzerland)	463,759	$7,413,008
Vontobel Holding AG (Switzerland)	9,187	525,948
Waddell & Reed Financial, Inc. (Class A Stock)(a)	302,100	5,135,700

		187,767,519

Chemicals — 1.8%
A Schulman, Inc.	94,400	2,968,880
AdvanSix, Inc.*	10,412	284,457
Arkema SA (France)	6,289	619,096
BASF SE (Germany)	85,076	8,423,714
Cabot Corp.	146,700	8,788,797
Chase Corp.	2,100	200,340
Chemours Co. (The)	1,340,600	51,613,100
Covestro AG (Germany), 144A	8,293	638,884
Denka Co. Ltd. (Japan)	25,000	130,030
DIC Corp. (Japan)	7,800	288,429
EMS-Chemie Holding AG (Switzerland)	4,021	2,341,783
Formosa Chemicals & Fibre Corp. (Taiwan)	58,000	180,440
Formosa Plastics Corp. (Taiwan)	67,000	199,795
GCP Applied Technologies, Inc.*	16,000	522,400
Hanwha Chemical Corp. (South Korea)	990	23,386
Indorama Ventures PCL (Thailand)	13,000	13,336
Innophos Holdings, Inc.	2,000	107,940
KMG Chemicals, Inc.	4,400	202,708
Koppers Holdings, Inc.*	55,600	2,354,660
Kuraray Co. Ltd. (Japan)	31,900	485,282
Lenzing AG (Austria)	18,785	3,158,008
Lotte Chemical Corp. (South Korea)	1,023	338,992
LyondellBasell Industries NV (Class A Stock)	282,200	25,733,818
Minerals Technologies, Inc.	20,600	1,577,960
Mitsubishi Chemical Holdings Corp. (Japan)	690,800	5,363,323
Mitsubishi Gas Chemical Co., Inc. (Japan)	15,000	312,426
NewMarket Corp.	2,100	951,783
Olin Corp.	243,500	8,003,845
Petronas Chemicals Group Bhd (Malaysia)	22,200	38,603
PhosAgro PJSC (Russia), GDR, RegS	908	13,257
PolyOne Corp.	237,200	8,086,148
PTT Global Chemical PCL (Thailand)	19,600	41,781
RPM International, Inc.	149,200	8,210,476
Sanyo Chemical Industries Ltd. (Japan)	19,000	799,234
Scotts Miracle-Gro Co. (The) (Class A Stock)	6,600	616,374
Sherwin-Williams Co. (The)	78,400	24,318,896
Shin-Etsu Chemical Co. Ltd. (Japan)	34,500	2,998,717
Sinopec Shanghai Petrochemical Co. Ltd. (China) (Class H Stock)	32,000	17,760
Stepan Co.	17,100	1,347,651
Teijin Ltd. (Japan)(a)	393,100	7,422,690
Tosoh Corp. (Japan)(a)	1,213,000	10,672,613
Tredegar Corp.	26,900	472,095
Trinseo SA(a)	117,200	7,864,120
Yara International ASA (Norway)	115,318	4,441,790
Zeon Corp. (Japan)	482,000	5,507,367

		208,697,184

Commercial Services & Supplies — 0.3%
Brink’s Co. (The)	95,000	5,077,750

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
China Everbright International Ltd. (China)	45,000	$60,602
Deluxe Corp.	11,200	808,304
Downer EDI Ltd. (Australia)	113,210	500,997
Ennis, Inc.	75,500	1,283,500
Herman Miller, Inc.	363,200	11,458,960
HNI Corp.	24,800	1,143,032
HomeServe PLC (United Kingdom)	51,021	360,053
ISS A/S (Denmark)	89,065	3,367,081
IWG PLC (Switzerland)	62,239	248,646
Kimball International, Inc. (Class B Stock)	32,100	529,650
Knoll, Inc.	135,400	3,223,874
Quad/Graphics, Inc.	22,800	575,472
Steelcase, Inc. (Class A Stock)	327,900	5,492,325
West Corp.	68,900	1,682,538

		35,812,784

Communications Equipment — 0.5%
Cisco Systems, Inc.	743,000	25,113,400
CommScope Holding Co., Inc.*	244,200	10,185,582
Extreme Networks, Inc.*	113,700	853,887
F5 Networks, Inc.*	44,200	6,301,594
NETGEAR, Inc.*	65,400	3,240,570
Plantronics, Inc.	157,900	8,543,969
Viavi Solutions, Inc.*	300,400	3,220,288

		57,459,290

Construction & Engineering — 0.7%
ACS Actividades de Construccion y Servicios SA (Spain)	16,806	571,282
AECOM*	219,100	7,797,769
Argan, Inc.	123,900	8,195,985
Bouygues SA (France)	19,205	780,587
China Railway Construction Corp. Ltd. (China) (Class H Stock)	18,500	26,252
China Railway Group Ltd. (China) (Class H Stock)	305,000	273,102
China State Construction International Holdings Ltd. (China)	18,000	32,221
CIMIC Group Ltd. (Australia)	4,815	132,117
Comfort Systems USA, Inc.	95,600	3,503,740
COMSYS Holdings Corp. (Japan)	9,500	170,387
EMCOR Group, Inc.	295,400	18,595,430
Hyundai Development Co.-Engineering & Construction (South Korea)	547	19,898
Kajima Corp. (Japan)	1,264,000	8,267,895
KBR, Inc.	608,500	9,145,755
Kinden Corp. (Japan)	12,000	168,036
Larsen & Toubro Ltd. (India)	2,929	71,044
Maeda Corp. (Japan)	16,000	141,856
MasTec, Inc.*	69,400	2,779,470
Obayashi Corp. (Japan)(a)	919,900	8,625,716
Peab AB (Sweden)	150,028	1,431,030
Shimizu Corp. (Japan)	52,000	466,952
Skanska AB (Sweden) (Class B Stock)	31,558	742,729
Taisei Corp. (Japan)	1,215,000	8,885,453
Toda Corp. (Japan)	26,000	156,712
Valmont Industries, Inc.	10,400	1,617,200

		82,598,618

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Construction Materials — 0.2%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	11,500	$39,112
Buzzi Unicem SpA (Italy) (RSP)	12,432	179,571
CSR Ltd. (Australia)	2,022,408	6,964,710
Eagle Materials, Inc.	147,600	14,337,864
Siam Cement PCL (The) (Thailand)	16,300	256,130
United States Lime & Minerals, Inc.	5,900	465,982
Wienerberger AG (Austria)	10,534	223,194

		22,466,563

Consumer Finance — 0.3%
Capital One Financial Corp.	324,100	28,086,506
Enova International, Inc.*	49,700	738,045
Nelnet, Inc. (Class A Stock)	33,827	1,483,652
SLM Corp.*	488,900	5,915,690

		36,223,893

Containers & Packaging — 0.4%
DS Smith PLC (United Kingdom)	87,518	476,140
Greif, Inc. (Class A Stock)	157,500	8,676,675
Klabin SA (Brazil), UTS	5,300	25,598
Orora Ltd. (Australia)	112,007	253,242
Owens-Illinois, Inc.*	895,200	18,244,176
Packaging Corp. of America	202,242	18,529,412
RPC Group PLC (United Kingdom)	30,468	298,160

		46,503,403

Distributors — 0.2%
Genuine Parts Co.	4,600	425,086
Inchcape PLC (United Kingdom)	874,194	9,216,601
Pool Corp.	125,900	15,023,647

		24,665,334

Diversified Consumer Services — 0.1%
American Public Education, Inc.*	17,000	389,300
Capella Education Co.	29,100	2,474,228
Graham Holdings Co. (Class B Stock)	1,300	779,415
Grand Canyon Education, Inc.*	61,800	4,425,498
New Oriental Education & Technology Group, Inc. (China), ADR*	4,500	271,710
Service Corp. International	138,100	4,264,528

		12,604,679

Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc. (Class B Stock)*	232,986	38,834,106
Chailease Holding Co. Ltd. (Taiwan)	118,000	275,723
Challenger Ltd. (Australia)	52,676	504,872
FirstRand Ltd. (South Africa)	32,076	110,986
Investor AB (Sweden) (Class B Stock)	50,810	2,136,405
Leucadia National Corp.	269,200	6,999,200
ORIX Corp. (Japan)	653,300	9,696,630
Power Finance Corp. Ltd. (India)	128,456	288,628

		58,846,550

Diversified Telecommunication Services — 1.1%
AT&T, Inc.	889,808	36,971,522
China Communications Services Corp. Ltd. (China) (Class H Stock)	25,000	16,373
China Telecom Corp. Ltd. (China) (Class H Stock)	484,000	236,423

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
CITIC Telecom International Holdings Ltd. (China)	409,000	$124,265
Deutsche Telekom AG (Germany)	720,982	12,633,542
Hellenic Telecommunications Organization SA (Greece)	8,971	84,284
KT Corp. (South Korea)	8,039	229,469
LG Uplus Corp. (South Korea)	23,868	305,471
Nippon Telegraph & Telephone Corp. (Japan)	260,000	11,115,863
Ooredoo QSC (Qatar)	745	19,780
Orange SA (France)	124,325	1,930,224
Rostelecom PJSC (Russia), ADR	2,328	19,043
Telecom Italia SpA (Italy)*	7,864,662	7,079,681
Telecom Italia SpA (Italy) (RSP)*	12,616,353	9,210,996
Telefonica SA (Spain)	108,700	1,216,719
Telkom SA SOC Ltd. (South Africa)	37,992	212,593
Verizon Communications, Inc.	1,086,100	52,947,379

		134,353,627

Electric Utilities — 1.2%
Acciona SA (Spain)	2,671	213,637
American Electric Power Co., Inc.	149,500	10,035,935
Chubu Electric Power Co., Inc. (Japan)	59,500	799,261
CLP Holdings Ltd. (Hong Kong)	182,000	1,905,263
EDP - Energias de Portugal SA (Portugal)	1,087,569	3,677,257
EDP - Energias do Brasil SA (Brazil)	29,200	129,649
El Paso Electric Co.	50,100	2,530,050
Endesa SA (Spain)	285,106	6,691,346
Enel SpA (Italy)	2,598,765	12,228,437
Exelon Corp.	728,700	26,218,626
FirstEnergy Corp.	704,600	22,420,372
Great Plains Energy, Inc.	286,100	8,359,842
Hawaiian Electric Industries, Inc.	186,900	6,225,639
Iberdrola SA (Spain)	583,367	4,168,107
IDACORP, Inc.	41,600	3,451,136
Kansai Electric Power Co., Inc. (The) (Japan)	34,800	428,204
Korea Electric Power Corp. (South Korea)	2,432	101,233
Kyushu Electric Power Co., Inc. (Japan)(a)	306,500	3,275,267
MGE Energy, Inc.	9,800	637,000
OGE Energy Corp.	38,300	1,339,734
PPL Corp.	568,700	21,263,693
Red Electrica Corp. SA (Spain)	40,794	782,204
RusHydro PJSC (Russia), ADR	35,259	57,685
SSE PLC (United Kingdom)	95,511	1,765,143
Tenaga Nasional Bhd (Malaysia)	40,100	124,272
Tohoku Electric Power Co., Inc. (Japan)	42,900	582,744

		139,411,736

Electrical Equipment — 0.7%
Atkore International Group, Inc.*	69,100	1,815,948
Babcock & Wilcox Enterprises, Inc.*	112,400	1,049,816
Daihen Corp. (Japan)	20,000	130,013
Emerson Electric Co.	450,600	26,972,916
EnerSys	191,500	15,117,010
Furukawa Electric Co. Ltd. (Japan)	6,000	215,855
Gamesa Corp. Tecnologica SA (Spain)	343,370	8,122,380
Hubbell, Inc.	8,000	960,400
Mitsubishi Electric Corp. (Japan)	175,000	2,521,452

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment (cont’d.)
Nidec Corp. (Japan)	22,100	$2,110,651
Philips Lighting NV (Netherlands), 144A*	19,360	553,300
Regal Beloit Corp.(a)	141,800	10,727,170
Vestas Wind Systems A/S (Denmark)	139,509	11,347,696

		81,644,607

Electronic Equipment, Instruments & Components — 1.2%
Anixter International, Inc.*	52,700	4,179,110
Arrow Electronics, Inc.*	38,200	2,804,262
AU Optronics Corp. (Taiwan)	329,000	128,157
Avnet, Inc.	331,489	15,168,937
CDW Corp.	32,300	1,864,033
Cognex Corp.(a)	127,200	10,678,440
Comet Holding AG (Switzerland)*	148	180,585
Electrocomponents PLC (United Kingdom)	40,457	239,726
ePlus, Inc.*	1,400	189,070
Hitachi High-Technologies Corp. (Japan)	215,900	8,819,441
Hitachi Ltd. (Japan)	1,470,000	7,981,734
Hon Hai Precision Industry Co. Ltd. (Taiwan)	220,916	662,546
Innolux Corp. (Taiwan)	82,000	33,926
Insight Enterprises, Inc.*	50,600	2,079,154
IPG Photonics Corp.*	65,300	7,881,710
Itron, Inc.*	100,700	6,112,490
Jabil Circuit, Inc.	555,000	16,050,600
Jenoptik AG (Germany)	70,083	1,737,658
Keyence Corp. (Japan)	3,400	1,363,987
Keysight Technologies, Inc.*	38,100	1,376,934
Kyocera Corp. (Japan)	29,500	1,648,088
Largan Precision Co. Ltd. (Taiwan)	1,000	157,500
LG Display Co. Ltd. (South Korea)	11,954	323,719
Maruwa Co. Ltd. (Japan)	4,500	160,878
PC Connection, Inc.	35,900	1,069,461
Sanmina Corp.*	84,000	3,410,400
ScanSource, Inc.*	56,500	2,217,625
SYNNEX Corp.	154,500	17,294,730
TDK Corp. (Japan)	11,100	704,794
Tech Data Corp.*	121,100	11,371,290
Venture Corp. Ltd. (Singapore)	811,000	6,649,860
Vishay Intertechnology, Inc.(a)	368,200	6,056,890
Zebra Technologies Corp. (Class A Stock)*(a)	82,700	7,546,375

		148,144,110

Energy Equipment & Services — 0.4%
Archrock, Inc.	85,500	1,060,200
Diamond Offshore Drilling, Inc.*(a)	463,500	7,745,085
Ensco PLC (Class A Stock)(a)	1,231,600	11,022,820
John Wood Group PLC (United Kingdom)	33,437	319,427
Matrix Service Co.*	44,000	726,000
McDermott International, Inc.*(a)	1,282,500	8,656,875
Nabors Industries Ltd.(a)	565,400	7,389,778
Subsea 7 SA (United Kingdom)*	24,159	374,942
Unit Corp.*(a)	235,700	5,694,512

		42,989,639

Equity Real Estate Investment Trusts (REITs) — 2.5%
American Assets Trust, Inc.	42,733	1,787,949
American Tower Corp.	146,600	17,817,764

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Ashford Hospitality Prime, Inc.	70,000	$742,700
Ashford Hospitality Trust, Inc.	226,600	1,443,442
Brixmor Property Group, Inc.	11,200	240,352
Camden Property Trust	129,600	10,427,616
Champion REIT (Hong Kong)	220,000	134,780
Charter Hall Group (Australia)	1,251,342	5,275,524
Chatham Lodging Trust	64,900	1,281,775
Chesapeake Lodging Trust	188,800	4,523,648
Cofinimmo SA (Belgium)	12,826	1,463,443
CoreCivic, Inc.	711,900	22,367,898
Crown Castle International Corp.	152,400	14,394,180
DCT Industrial Trust, Inc.	42,900	2,064,348
Dexus Property Group (Australia)	90,805	677,731
Douglas Emmett, Inc.	17,900	687,360
EPR Properties	16,900	1,244,347
First Industrial Realty Trust, Inc.	29,600	788,248
Franklin Street Properties Corp.	475,254	5,769,584
GEO Group, Inc. (The)	565,697	26,231,370
GGP, Inc.(a)	139,700	3,238,246
Gladstone Commercial Corp.(a)	14,600	301,782
Gramercy Property Trust	57,000	1,499,100
Growthpoint Properties Australia Ltd. (Australia)	95,729	231,723
Growthpoint Properties Ltd. (South Africa)	137,783	265,596
Hansteen Holdings PLC (United Kingdom)	93,973	140,555
Hospitality Properties Trust	407,046	12,834,160
Hyprop Investments Ltd. (South Africa)	2,271	20,743
InfraREIT, Inc.	70,100	1,261,800
iStar, Inc.*(a)	56,300	664,340
Kite Realty Group Trust	38,500	827,750
Land Securities Group PLC (United Kingdom)	712,351	9,460,893
Lexington Realty Trust	255,900	2,553,882
Liberty Property Trust	269,701	10,396,974
Link REIT (Hong Kong)	205,000	1,436,795
Mack-Cali Realty Corp.	135,200	3,642,288
Mapletree Greater China Commercial Trust (Singapore)	3,671,100	2,675,194
Mapletree Logistics Trust (Singapore)	591,000	462,494
Medical Properties Trust, Inc.(a)	57,500	741,175
NewRiver REIT PLC (United Kingdom)	61,040	258,034
NexPoint Residential Trust, Inc.	40,900	988,144
NorthStar Realty Europe Corp.	65,000	753,350
Omega Healthcare Investors, Inc.(a)	209,200	6,901,508
Outfront Media, Inc.	254,300	6,751,665
Prologis, Inc.	190,200	9,867,576
Rayonier, Inc.	186,000	5,271,240
Resilient REIT Ltd. (South Africa)	2,774	24,126
Ryman Hospitality Properties, Inc.(a)	136,100	8,415,063
Safestore Holdings PLC (United Kingdom)	196,198	927,436
Senior Housing Properties Trust	761,500	15,420,375
Shopping Centres Australasia Property Group (Australia)	1,647,455	2,819,716
Spirit Realty Capital, Inc.	1,312,100	13,291,573
Stockland (Australia)	221,590	785,770
Summit Hotel Properties, Inc.	170,200	2,719,796
Sunlight Real Estate Investment Trust (Hong Kong)	551,000	326,939
Taubman Centers, Inc.(a)	114,100	7,532,882

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Tier REIT, Inc.	51,100	$887,096
Uniti Group, Inc.	209,500	5,415,575
Urstadt Biddle Properties, Inc. (Class A Stock)	12,500	257,000
VEREIT, Inc.	2,117,700	17,979,273
Warehouses De Pauw CVA (Belgium)	8,866	824,447
Washington Prime Group, Inc.	673,800	5,855,322
Weingarten Realty Investors	226,200	7,552,818
WP Carey, Inc.(a)	9,100	566,202
Xenia Hotels & Resorts, Inc.	152,700	2,606,589

		297,019,064

Food & Staples Retailing — 1.0%
Almacenes Exito SA (Colombia)	19,541	104,129
Bid Corp. Ltd. (South Africa)	3,088	59,566
Casino Guichard Perrachon SA (France)	5,387	300,990
Cencosud SA (Chile)	98,118	301,517
CVS Health Corp.	41,100	3,226,350
Distribuidora Internacional de Alimentacion SA (Spain)	58,170	336,230
Greggs PLC (United Kingdom)	10,724	140,070
ICA Gruppen AB (Sweden)	258,061	8,801,911
Ingles Markets, Inc. (Class A Stock)	50,600	2,183,390
J Sainsbury PLC (United Kingdom)	2,715,002	8,992,564
Kroger Co. (The)	544,060	16,044,329
Magnit PJSC (Russia), GDR, RegS	1,927	73,611
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	78,600	3,744,278
METRO AG (Germany)	8,284	264,696
Performance Food Group Co.*	26,100	621,180
President Chain Store Corp. (Taiwan)	5,000	41,190
Rallye SA (France)(a)	36,887	747,145
Shoprite Holdings Ltd. (South Africa)	21,982	317,921
Shufersal Ltd. (Israel)	423,347	2,051,520
Sonae SGPS SA (Portugal)*	2,798,049	2,822,526
SPAR Group Ltd. (The) (South Africa)	9,041	117,295
SpartanNash Co.	45,100	1,578,049
Sun Art Retail Group Ltd. (Hong Kong)	21,500	20,157
Walgreens Boots Alliance, Inc.	289,700	24,059,585
Wal-Mart Stores, Inc.	564,000	40,653,120

		117,603,319

Food Products — 1.4%
AdvancePierre Foods Holdings, Inc.	40,200	1,253,034
Archer-Daniels-Midland Co.	102,500	4,719,100
Atria OYJ (Finland)	21,850	242,709
Austevoll Seafood ASA (Norway)	242,774	1,782,061
Bakkafrost P/F (Faroe Islands)	83,481	2,582,144
BRF SA (Brazil)	6,900	85,098
Charoen Pokphand Foods PCL (Thailand)	334,900	270,455
Chocoladefabriken Lindt & Spruengli AG-PC (Switzerland)	93	526,966
Chocoladefabriken Lindt & Spruengli AG-RS (Switzerland)	9	597,041
Conagra Brands, Inc.	563,800	22,743,692
Dean Foods Co.(a)	53,300	1,047,878
Ebro Foods SA (Spain)	38,079	769,417
Flowers Foods, Inc.	100,700	1,954,587
Fresh Del Monte Produce, Inc.(a)	14,200	841,066
Fuji Oil Holdings, Inc. (Japan)	156,600	3,673,004

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
General Mills, Inc.	174,300	$10,285,443
Golden Agri-Resources Ltd. (Singapore)	645,600	177,790
Gruma SAB de CV (Mexico) (Class B Stock)	9,210	130,144
Hain Celestial Group, Inc. (The)*	168,000	6,249,600
Indofood Sukses Makmur Tbk PT (Indonesia)	41,400	24,860
Ingredion, Inc.	173,100	20,846,433
Kuala Lumpur Kepong Bhd (Malaysia)	4,000	22,299
Lamb Weston Holdings, Inc.	385,400	16,209,924
Lancaster Colony Corp.	38,100	4,908,804
Leroy Seafood Group ASA (Norway)	23,552	1,031,429
M Dias Branco SA (Brazil)	5,200	211,847
Marine Harvest ASA (Norway)*	533,836	8,143,346
Nestle SA (Switzerland)	173,733	13,334,315
Norway Royal Salmon ASA (Norway)	13,229	220,259
Omega Protein Corp.	10,600	212,530
Orior AG (Switzerland)	1,753	125,531
PPB Group Bhd (Malaysia)	4,300	16,265
Sanderson Farms, Inc.(a)	82,400	8,556,416
Schouw & Co. AB (Denmark)	10,392	952,394
Tassal Group Ltd. (Australia)	51,940	179,751
Tate & Lyle PLC (United Kingdom)	291,391	2,792,286
Thai Union Group PCL (Thailand)	18,200	11,334
Tiger Brands Ltd. (South Africa)	1,497	44,663
Tyson Foods, Inc. (Class A Stock)	371,800	22,943,778
Uni-President Enterprises Corp. (Taiwan)	58,000	108,735
WH Group Ltd. (Hong Kong), 144A	11,573,500	9,980,071
Wilmar International Ltd. (Singapore)	176,000	444,139

		171,252,638

Gas Utilities — 0.7%
Atmos Energy Corp.	248,383	19,619,773
Chesapeake Utilities Corp.	11,800	816,560
Gas Natural SDG SA (Spain)	339,330	7,422,450
Italgas SpA (Italy)*	42,218	184,997
National Fuel Gas Co.(a)	72,500	4,322,450
ONE Gas, Inc.	54,600	3,690,960
Southwest Gas Holdings, Inc.	153,000	12,685,230
UGI Corp.	607,450	30,008,030

		78,750,450

Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	778,500	34,573,185
AngioDynamics, Inc.*	84,300	1,462,605
Ansell Ltd. (Australia)	297,752	5,474,442
Baxter International, Inc.	461,300	23,923,018
Becton, Dickinson and Co.	114,300	20,967,192
C.R. Bard, Inc.	26,200	6,511,748
Cantel Medical Corp.(a)	47,900	3,836,790
Cardiovascular Systems, Inc.*	62,200	1,758,705
Cochlear Ltd. (Australia)	5,467	564,754
Danaher Corp.	341,200	29,182,836
Halyard Health, Inc.*(a)	308,700	11,758,383
Hill-Rom Holdings, Inc.	225,700	15,934,420
Hologic, Inc.*	84,300	3,586,965
Hoya Corp. (Japan)	36,300	1,753,682
IDEXX Laboratories, Inc.*	101,700	15,723,837
LeMaitre Vascular, Inc.	36,600	901,458

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Masimo Corp.*	123,900	$11,554,914
Medtronic PLC	113,500	9,143,560
NxStage Medical, Inc.*	54,700	1,467,601
OraSure Technologies, Inc.*	193,600	2,503,248
Orthofix International NV*	30,800	1,175,020
Paramount Bed Holdings Co. Ltd. (Japan)	3,600	144,666
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	16,000	11,454
STERIS PLC	158,100	10,981,626
Straumann Holding AG (Switzerland)	2,818	1,306,138
Teleflex, Inc.	78,400	15,188,432
West Pharmaceutical Services, Inc.	31,500	2,570,715

		233,961,394

Health Care Providers & Services — 1.5%
Aetna, Inc.(a)	121,400	15,484,570
Alfresa Holdings Corp. (Japan)	161,500	2,807,530
Australian Pharmaceutical Industries Ltd. (Australia)	377,677	588,587
Chemed Corp.(a)	9,700	1,772,093
Express Scripts Holding Co.*	397,700	26,212,407
Fresenius SE & Co. KGaA (Germany)	37,816	3,038,752
HCA Holdings, Inc.*	93,600	8,329,464
Humana, Inc.	58,600	12,079,804
LHC Group, Inc.*	6,200	334,180
Life Healthcare Group Holdings Ltd. (South Africa)	8,637	18,618
LifePoint Health, Inc.*	107,300	7,028,150
Magellan Health, Inc.*	53,400	3,687,270
Medipal Holdings Corp. (Japan)	281,000	4,415,117
Metlifecare Ltd. (New Zealand)	124,357	534,154
National HealthCare Corp.	13,100	934,030
Providence Service Corp. (The)*	21,600	959,904
Qualicorp SA (Brazil)	42,500	269,613
Ryman Healthcare Ltd. (New Zealand)	35,693	210,327
Select Medical Holdings Corp.*	120,100	1,603,335
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	77,500	203,020
Sigma Pharmaceuticals Ltd. (Australia)	145,608	143,424
Sinopharm Group Co. Ltd. (China) (Class H Stock)	11,200	51,996
Sonic Healthcare Ltd. (Australia)	500,866	8,461,862
Summerset Group Holdings Ltd. (New Zealand)	177,845	644,455
Toho Holdings Co. Ltd. (Japan)	113,200	2,375,754
UnitedHealth Group, Inc.	301,600	49,465,416
WellCare Health Plans, Inc.*	166,500	23,344,965

		174,998,797

Health Care Technology — 0.1%
Cotiviti Holdings, Inc.*(a)	77,100	3,209,673
HMS Holdings Corp.*	140,200	2,850,266

		6,059,939

Hotels, Restaurants & Leisure — 1.0%
Aristocrat Leisure Ltd. (Australia)	623,731	8,561,664
bet-at-home.com AG (Germany)	1,471	164,505
Biglari Holdings, Inc.*	1,800	777,564
Bloomin’ Brands, Inc.	116,100	2,290,653

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Bojangles’, Inc.*(a)	40,600	$832,300
Churchill Downs, Inc.	28,500	4,527,225
Corporate Travel Management Ltd. (Australia)	30,788	471,043
Dalata Hotel Group PLC (Ireland)*	27,967	133,742
Domino’s Pizza, Inc.	51,800	9,546,740
Emperor Entertainment Hotel Ltd. (Hong Kong)	1,265,000	291,536
Evolution Gaming Group AB (Sweden), 144A	12,520	456,963
Extended Stay America, Inc., UTS	437,000	6,965,780
Fiesta Restaurant Group, Inc.*	52,000	1,258,400
Genting Bhd (Malaysia)	21,100	45,735
International Game Technology PLC	243,500	5,770,950
International Speedway Corp. (Class A Stock)	17,700	654,015
Kindred Group PLC (Malta), SDR	19,752	204,599
McDonald’s Corp.	308,100	39,932,841
Paddy Power Betfair PLC (Ireland)	9,331	1,003,416
Panera Bread Co. (Class A Stock)*(a)	72,500	18,985,575
Papa John’s International, Inc.(a)	5,500	440,220
Ruth’s Hospitality Group, Inc.	67,100	1,345,355
SJM Holdings Ltd. (Hong Kong)	188,000	153,014
SSP Group PLC (United Kingdom)	169,318	883,840
Texas Roadhouse, Inc.	366,200	16,306,886
TUI AG (Germany)	45,535	630,579
Wendy’s Co. (The)	173,200	2,357,252

		124,992,392

Household Durables — 0.8%
Arcelik A/S (Turkey)	34,733	216,683
Barratt Developments PLC (United Kingdom)	92,789	635,606
Bassett Furniture Industries, Inc.	15,600	419,640
Bellway PLC (United Kingdom)	11,202	379,554
Century Communities, Inc.*	18,000	457,200
D.R. Horton, Inc.	561,500	18,703,565
Electrolux AB (Sweden) (Class B Stock)	22,010	611,038
Flexsteel Industries, Inc.	10,300	519,120
Forbo Holding AG (Switzerland)*	99	151,413
Hanssem Co. Ltd. (South Korea)	101	19,870
Haseko Corp. (Japan)	26,300	285,132
JM AB (Sweden)	6,844	216,126
La-Z-Boy, Inc.	85,025	2,295,675
Lennar Corp. (Class A Stock)	37,500	1,919,625
LG Electronics, Inc. (South Korea)	4,891	297,127
Nikon Corp. (Japan)	31,700	460,659
Nobia AB (Sweden)	13,648	140,124
NVR, Inc.*	11,700	24,650,496
Persimmon PLC (United Kingdom)	341,808	8,967,864
Redrow PLC (United Kingdom)	160,115	1,023,742
Sekisui House Ltd. (Japan)	54,200	893,692
Sharp Corp. (Japan)*(a)	260,000	1,093,709
Sony Corp. (Japan)	110,200	3,719,079
Starts Corp., Inc. (Japan)	6,400	133,698
Steinhoff International Holdings NV (South Africa)	27,790	132,937
Sumitomo Forestry Co. Ltd. (Japan)(a)	125,300	1,909,819

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
Taylor Morrison Home Corp. (Class A Stock)*	261,800	$5,581,576
Taylor Wimpey PLC (United Kingdom)	4,008,415	9,695,468
Token Corp. (Japan)	6,800	534,544
Toll Brothers, Inc.*	350,300	12,649,333
TRI Pointe Group, Inc.*	47,800	599,412

		99,313,526

Household Products — 0.8%
Central Garden & Pet Co. (Class A Stock)*	40,100	1,392,272
Clorox Co. (The)	22,200	2,993,226
Energizer Holdings, Inc.	33,700	1,878,775
Kimberly-Clark Corp.	226,700	29,840,521
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	14,000	30,398
Procter & Gamble Co. (The)	547,000	49,147,950
Reckitt Benckiser Group PLC (United Kingdom)	57,181	5,220,138
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	47,651	1,535,615

		92,038,895

Independent Power & Renewable Electricity Producers — 0.2%
AES Corp.	1,306,200	14,603,316
AES Gener SA (Chile)	524,425	211,916
Atlantica Yield PLC (Spain)(a)	194,400	4,074,624
Glow Energy PCL (Thailand)	4,805	11,536
Huadian Power International Corp. Ltd. (China) (Class H Stock)	278,000	118,447
NTPC Ltd. (India)	117,402	300,172

		19,320,011

Industrial Conglomerates — 0.8%
3M Co.	56,700	10,848,411
Aboitiz Equity Ventures, Inc. (Philippines)	18,420	27,326
Carlisle Cos., Inc.	213,747	22,744,818
CITIC Ltd. (China)	45,000	64,222
CK Hutchison Holdings Ltd. (Hong Kong)	247,500	3,047,203
DCC PLC (United Kingdom)	8,069	710,331
Far Eastern New Century Corp. (Taiwan)	30,000	26,010
General Electric Co.	800,171	23,845,096
HAP Seng Consolidated Bhd (Malaysia)	5,800	11,777
Honeywell International, Inc.	194,800	24,324,676
Hopewell Holdings Ltd. (Hong Kong)	138,000	518,748
Jardine Matheson Holdings Ltd. (Hong Kong)	23,000	1,477,749
JG Summit Holdings, Inc. (Philippines)	23,170	37,568
KOC Holding A/S (Turkey)	52,940	223,639
NWS Holdings Ltd. (Hong Kong)	139,000	253,777
Raven Industries, Inc.	9,100	264,355
Siemens AG (Germany)	72,488	9,928,873
Siemens India Ltd. (India)	660	12,758
SK Holdings Co. Ltd. (South Korea)	431	93,873

		98,461,210

Insurance — 2.2%
Aflac, Inc.	155,700	11,275,794
Alleghany Corp.*	26,900	16,534,354
Allianz SE (Germany)	81,825	15,174,192
Allstate Corp. (The)	320,800	26,141,992

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Alm Brand A/S (Denmark)	66,759	$541,036
American Equity Investment Life Holding Co.	169,200	3,998,196
American Financial Group, Inc.	209,400	19,980,948
American International Group, Inc.	21,400	1,336,002
ASR Nederland NV (Netherlands)*	6,810	194,111
Aviva PLC (United Kingdom)	374,657	2,500,105
AXA SA (France)	171,943	4,442,297
Baloise Holding AG (Switzerland)	4,571	628,111
Beazley PLC (United Kingdom)	47,366	253,629
Brown & Brown, Inc.	89,700	3,742,284
Cathay Financial Holding Co. Ltd. (Taiwan)	227,550	365,239
CNO Financial Group, Inc.	212,800	4,362,400
EMC Insurance Group, Inc.	10,150	284,809
Employers Holdings, Inc.	8,100	307,395
Everest Re Group Ltd.	39,800	9,305,638
FBL Financial Group, Inc. (Class A Stock)	5,300	346,885
Federated National Holding Co.	13,100	228,333
First American Financial Corp.	21,200	832,736
Genworth Financial, Inc. (Class A Stock)*	2,445,200	10,074,224
Hannover Rueck SE (Germany)	7,120	820,452
Hanover Insurance Group, Inc. (The)	108,300	9,753,498
Hiscox Ltd. (United Kingdom)	26,468	362,799
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	5,203	162,850
Kinsale Capital Group, Inc.	24,400	781,776
Legal & General Group PLC (United Kingdom)	574,829	1,779,919
Loews Corp.	61,200	2,862,324
Mapfre SA (Spain)	861,993	2,952,423
MetLife, Inc.	190,400	10,056,928
MS&AD Insurance Group Holdings, Inc. (Japan)	46,500	1,485,238
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	14,758	2,888,921
National General Holdings Corp.	52,600	1,249,776
National Western Life Group, Inc. (Class A Stock)	1,500	456,240
NN Group NV (Netherlands)	29,197	948,238
Old Mutual PLC (United Kingdom)	383,343	964,748
Old Republic International Corp.(a)	843,400	17,272,832
Phoenix Group Holdings (United Kingdom)	32,613	305,642
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	92,000	515,610
Progressive Corp. (The)	178,200	6,981,876
Reinsurance Group of America, Inc.	45,100	5,726,798
Sampo OYJ (Finland) (Class A Stock)	41,111	1,950,754
Sanlam Ltd. (South Africa)	13,322	66,846
Selective Insurance Group, Inc.	27,100	1,277,765
St. James’s Place PLC (United Kingdom)	48,219	641,839
Storebrand ASA (Norway)*	41,152	273,669
Sul America SA (Brazil), UTS	4,678	24,959
Swiss Life Holding AG (Switzerland)*	34,240	11,041,129
Swiss Re AG (Switzerland)	74,221	6,666,240
Third Point Reinsurance Ltd. (Bermuda)*	21,700	262,570
Tokio Marine Holdings, Inc. (Japan)	129,100	5,456,329
Travelers Cos., Inc. (The)	102,300	12,331,242
Unipol Gruppo Finanziario SpA (Italy)	1,684,749	6,956,744
UNIQA Insurance Group AG (Austria)	269,782	2,093,486

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Unum Group	320,100	$15,009,489

		265,232,659

Internet & Direct Marketing Retail — 0.7%
1-800-Flowers.com, Inc. (Class A Stock)*	64,300	655,860
Amazon.com, Inc.*	29,500	26,152,930
ASOS PLC (United Kingdom)*	5,460	412,904
boohoo.com PLC (United Kingdom)*	73,025	152,702
FTD Cos., Inc.*	43,300	872,062
HSN, Inc.	148,200	5,498,220
JD.com, Inc. (China), ADR*	15,000	466,650
Liberty Interactive Corp. QVC Group (Class A Stock)*	317,500	6,356,350
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	51,900	731,790
Netflix, Inc.*	232,200	34,321,482
Nutrisystem, Inc.	143,000	7,936,500

		83,557,450

Internet Software & Services — 1.8%
Alarm.com Holdings, Inc.*	14,400	442,656
Alibaba Group Holding Ltd. (China), ADR*(a)	11,800	1,272,394
Alphabet, Inc. (Class A Stock)*	56,600	47,985,480
Alphabet, Inc. (Class C Stock)*	80,793	67,022,641
Baidu, Inc. (China), ADR*	1,100	189,772
Bankrate, Inc.*	278,600	2,688,490
Bazaarvoice, Inc.*	111,300	478,590
Blucora, Inc.*	26,600	460,180
Brightcove, Inc.*	81,400	724,460
Endurance International Group Holdings, Inc.*	182,000	1,428,700
Facebook, Inc. (Class A Stock)*	596,600	84,747,030
j2 Global, Inc.(a)	31,500	2,643,165
LogMeIn, Inc.	2,800	273,000
Mixi, Inc. (Japan)	4,100	198,324
NetEase, Inc. (China), ADR	800	227,200
NIC, Inc.	77,200	1,559,440
RetailMeNot, Inc.*	114,100	924,210
Tencent Holdings Ltd. (China)	44,200	1,273,381
YY, Inc. (China), ADR*(a)	5,400	248,994

		214,788,107

IT Services — 1.7%
Accenture PLC (Class A Stock)(a)	282,000	33,806,160
Alten SA (France)	13,301	1,019,610
Altran Technologies SA (France)*	12,121	203,814
Amadeus IT Group SA (Spain)	41,566	2,106,098
Atea ASA (Norway)*	12,465	146,810
Atos SE (France)	48,144	5,949,684
Booz Allen Hamilton Holding Corp.	355,300	12,574,067
CACI International, Inc. (Class A Stock)*	67,000	7,859,100
Capgemini SA (France)	15,158	1,399,173
Cardtronics PLC (Class A Stock)*(a)	67,900	3,174,325
Cognizant Technology Solutions Corp. (Class A Stock)*	458,500	27,289,920
CoreLogic, Inc.*	139,000	5,660,080
CSRA, Inc.(a)	241,800	7,082,322
DST Systems, Inc.	153,500	18,803,750

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
DTS Corp. (Japan)	37,700	$945,197
First Data Corp. (Class A Stock)*	84,300	1,306,650
Fiserv, Inc.*	94,400	10,885,264
Fujitsu Ltd. (Japan)	607,000	3,725,998
Hackett Group, Inc. (The)	33,100	645,119
HCL Technologies Ltd. (India)	25,437	342,648
Infosys Ltd. (India)	1,458	22,986
Itochu Techno-Solutions Corp. (Japan)	5,000	147,550
Jack Henry & Associates, Inc.	35,800	3,332,980
Leidos Holdings, Inc.	366,100	18,722,354
MAXIMUS, Inc.	120,600	7,501,320
Paysafe Group PLC (Isle of Man)*	42,587	249,663
Science Applications International Corp.	132,700	9,872,880
Sykes Enterprises, Inc.*	13,100	385,140
Tata Consultancy Services Ltd. (India)	10,985	411,376
Tech Mahindra Ltd. (India)	16,643	117,704
Total System Services, Inc.	146,500	7,831,890
Travelport Worldwide Ltd.	485,200	5,710,804
Worldpay Group PLC (United Kingdom), 144A	164,512	608,236

		199,840,672

Leisure Products — 0.1%
American Outdoor Brands Corp.*(a)	170,800	3,383,548
Bandai Namco Holdings, Inc. (Japan)	18,300	548,555
Brunswick Corp.	37,800	2,313,360
Malibu Boats, Inc. (Class A Stock)*	30,300	680,235
Sega Sammy Holdings, Inc. (Japan)	433,400	5,829,247

		12,754,945

Life Sciences Tools & Services — 0.4%
Cambrex Corp.*	19,600	1,078,980
Charles River Laboratories International, Inc.*	173,200	15,579,340
INC Research Holdings, Inc. (Class A Stock)*	41,600	1,907,360
Lonza Group AG (Switzerland)*	5,351	1,011,452
Medpace Holdings, Inc.*	17,700	528,345
PRA Health Sciences, Inc.*	110,300	7,194,869
QIAGEN NV*	19,265	559,247
Thermo Fisher Scientific, Inc.	105,100	16,143,360

		44,002,953

Machinery — 1.9%
Aalberts Industries NV (Netherlands)	9,058	337,644
AGCO Corp.	77,900	4,688,022
Aichi Corp. (Japan)	74,200	573,001
Alamo Group, Inc.	5,300	403,807
Astec Industries, Inc.	31,200	1,918,644
Atlas Copco AB (Sweden) (Class A Stock)	353,195	12,449,798
Atlas Copco AB (Sweden) (Class B Stock)	35,709	1,134,325
Barnes Group, Inc.	3,500	179,690
Crane Co.	141,700	10,603,411
Cummins, Inc.	57,500	8,694,000
Deere & Co.	117,700	12,812,822
Donaldson Co., Inc.	241,600	10,997,632
Fortive Corp.	364,800	21,968,256
Global Brass & Copper Holdings, Inc.	137,800	4,740,320
Glory Ltd. (Japan)	5,200	170,972

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Graco, Inc.	116,400	$10,957,896
Haitian International Holdings Ltd. (China)	59,000	137,355
Harsco Corp.*	141,300	1,801,575
Hillenbrand, Inc.	30,700	1,100,595
IDEX Corp.	17,400	1,627,074
Illinois Tool Works, Inc.	215,500	28,547,285
JTEKT Corp. (Japan)	32,800	510,268
Kadant, Inc.	14,000	830,900
Lydall, Inc.*	26,000	1,393,600
Mitsui Engineering & Shipbuilding Co. Ltd. (Japan)	82,000	127,302
Mueller Industries, Inc.	61,800	2,115,414
Nordson Corp.	110,600	13,586,104
Oshkosh Corp.	224,000	15,364,160
Sandvik AB (Sweden)	96,994	1,448,794
Schindler Holding AG (Switzerland), (SWX)	7,620	1,445,722
SPX Corp.*	54,600	1,324,050
Stanley Black & Decker, Inc.	115,100	15,293,337
Sumitomo Heavy Industries Ltd. (Japan)	51,000	356,555
Supreme Industries, Inc. (Class A Stock)	41,700	844,842
Takeuchi Manufacturing Co. Ltd. (Japan)	6,900	129,652
Terex Corp.	40,100	1,259,140
Timken Co. (The)	114,300	5,166,360
Toro Co. (The)	249,400	15,577,524
Toshiba Machine Co. Ltd. (Japan)	43,000	174,673
TriMas Corp.*	22,700	471,025
Tsubaki Nakashima Co. Ltd. (Japan)	8,400	138,928
Valmet OYJ (Finland)	11,623	180,424
VAT Group AG (Switzerland), 144A*	26,777	2,917,114
Vesuvius PLC (United Kingdom)	25,625	166,944
Volvo AB (Sweden) (Class B Stock)	451,411	6,659,214
Wabash National Corp.(a)	34,400	711,736
Wartsila OYJ Abp (Finland)	13,535	723,624
Weichai Power Co. Ltd. (China) (Class H Stock)	172,000	303,829

		225,065,359

Marine — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	350	564,060
Dfds A/S (Denmark)	29,120	1,599,883
Matson, Inc.	66,000	2,096,160
MISC Bhd (Malaysia)	135,800	224,489

		4,484,592

Media — 1.4%
Cable One, Inc.	2,000	1,248,940
Cheil Worldwide, Inc. (South Korea)	3,851	65,445
Cinemark Holdings, Inc.(a)	170,800	7,573,272
Comcast Corp. (Class A Stock)	642,000	24,132,780
Discovery Communications, Inc. (Class C Stock)*	132,200	3,742,582
DISH Network Corp. (Class A Stock)*	272,400	17,294,676
Entertainment One Ltd. (Canada)	46,012	140,947
Eutelsat Communications SA (France)	16,085	358,496
Grupo Televisa SAB (Mexico), UTS	22,800	118,127
Kadokawa Dwango Corp. (Japan)	42,700	613,555
Meredith Corp.(a)	40,200	2,596,920
MSG Networks, Inc. (Class A Stock)*	138,700	3,238,645

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Naspers Ltd. (South Africa) (Class N Stock)	2,649	$456,455
New Media Investment Group, Inc.	60,900	865,389
RTL Group SA (Luxembourg)	3,495	281,208
TEGNA, Inc.	497,000	12,733,140
Toho Co. Ltd. (Japan)	10,400	276,041
Tribune Media Co. (Class A Stock)	136,900	5,102,263
Twenty-First Century Fox, Inc. (Class B Stock)	564,400	17,936,632
UBM PLC (United Kingdom)	938,460	8,986,100
Walt Disney Co. (The)	450,200	51,048,178
WPP PLC (United Kingdom)	187,909	4,118,783

		162,928,574

Metals & Mining — 1.1%
Alcoa Corp.	40,800	1,403,520
BlueScope Steel Ltd. (Australia)	1,055,040	9,890,723
Boliden AB (Sweden)	127,773	3,803,207
Centamin PLC (United Kingdom)	102,422	221,567
China Steel Corp. (Taiwan)	108,000	90,053
Dowa Holdings Co. Ltd. (Japan)(a)	379,000	2,726,824
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	13,461	21,859
Fortescue Metals Group Ltd. (Australia)	2,025,959	9,649,978
Freeport-McMoRan, Inc.*	158,200	2,113,552
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	34,900	104,706
Hindalco Industries Ltd. (India)	10,512	31,587
Hyundai Steel Co. (South Korea)	5,202	272,411
JSW Steel Ltd. (India)	7,960	23,073
KGHM Polska Miedz SA (Poland)	1,284	37,463
Kyoei Steel Ltd. (Japan)	72,700	1,303,256
MMC Norilsk Nickel PJSC (Russia), ADR	2,680	42,130
Newmont Mining Corp.	86,600	2,854,336
Nittetsu Mining Co. Ltd. (Japan)	3,200	173,346
Norsk Hydro ASA (Norway)	32,138	187,292
Nucor Corp.	249,800	14,918,056
OZ Minerals Ltd. (Australia)	857,307	5,129,074
POSCO (South Korea)	679	176,354
Reliance Steel & Aluminum Co.	201,838	16,151,077
Ryerson Holding Corp.*	58,800	740,880
Severstal PJSC (Russia), GDR, RegS	5,062	72,943
Southern Copper Corp. (Peru)(a)	146,700	5,265,063
Steel Dynamics, Inc.	1,046,000	36,358,960
Tokyo Steel Manufacturing Co. Ltd. (Japan)	817,800	6,892,925
United States Steel Corp.(a)	134,300	4,540,683
Vale SA (Brazil)	11,900	113,808
Vedanta Ltd. (India), ADR	2,400	41,208
Vedanta Resources PLC (India)	13,065	132,312
voestalpine AG (Austria)	30,866	1,213,914
Worthington Industries, Inc.	182,600	8,233,434

		134,931,574

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Ares Commercial Real Estate Corp.	51,700	691,746
Chimera Investment Corp.(a)	284,200	5,735,156
Invesco Mortgage Capital, Inc.	448,127	6,910,118
Ladder Capital Corp.	66,229	956,347
MTGE Investment Corp.	62,000	1,038,500
New Residential Investment Corp.	505,400	8,581,692

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
PennyMac Mortgage Investment Trust	139,800	$2,481,450
Resource Capital Corp.	19,100	186,607

		26,581,616

Multiline Retail — 0.4%
Dillard’s, Inc. (Class A Stock)(a)	64,800	3,385,152
Kohl’s Corp.(a)	145,700	5,800,317
Macy’s, Inc.	555,800	16,473,912
Seria Co. Ltd. (Japan)	4,000	173,192
Target Corp.(a)	350,100	19,322,019

		45,154,592

Multi-Utilities — 0.3%
CenterPoint Energy, Inc.	231,700	6,387,969
MDU Resources Group, Inc.	527,693	14,442,957
National Grid PLC (United Kingdom)	294,008	3,730,159
NiSource, Inc.	173,400	4,125,186
NorthWestern Corp.	63,400	3,721,580
Public Service Enterprise Group, Inc.	41,200	1,827,220
REN - Redes Energeticas Nacionais SGPS SA (Portugal)	46,146	138,713
Vectren Corp.	90,700	5,315,927

		39,689,711

Oil, Gas & Consumable Fuels — 2.9%
Adaro Energy Tbk PT (Indonesia)	130,800	17,181
Aker BP ASA (Norway)	88,762	1,424,546
Bharat Petroleum Corp. Ltd. (India)	29,443	294,691
BP PLC (United Kingdom)	3,063,927	17,636,285
Chevron Corp.	85,900	9,223,083
ConocoPhillips	664,700	33,148,589
Cosan SA Industria e Comercio (Brazil)	1,100	13,616
CVR Energy, Inc.(a)	45,900	921,672
Devon Energy Corp.	487,400	20,334,328
Energen Corp.*	57,200	3,113,968
EOG Resources, Inc.	65,200	6,360,260
Exxon Mobil Corp.	616,400	50,550,964
Formosa Petrochemical Corp. (Taiwan)	85,000	296,908
Galp Energia SGPS SA (Portugal)	539,228	8,178,700
Gazprom PJSC (Russia), ADR	59,667	266,711
Hindustan Petroleum Corp. Ltd. (India)	38,632	312,764
International Seaways, Inc.*	20,000	382,400
Kinder Morgan, Inc.	581,900	12,650,506
Lukoil PJSC (Russia), ADR	4,773	252,778
Marathon Petroleum Corp.	193,400	9,774,436
MOL Hungarian Oil & Gas PLC (Hungary)	3,910	267,722
Neste OYJ (Finland)	215,587	8,430,088
Newfield Exploration Co.*	786,000	29,011,260
Noble Energy, Inc.(a)	149,200	5,123,528
Novatek PJSC (Russia), GDR, RegS	870	108,315
Oil & Natural Gas Corp. Ltd. (India)	98,071	279,430
ONEOK, Inc.(a)	191,300	10,605,672
Pacific Ethanol, Inc.*	120,700	826,795
Pacific Exploration and Production Corp. (Colombia), (OTC)*	4,712	146,543
Pacific Exploration and Production Corp. (Colombia), (TSX)*	5,392	172,320
Par Pacific Holdings, Inc.*(a)	27,900	460,071
Petroleo Brasileiro SA (Brazil)*	14,400	70,100

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Phillips 66	275,400	$21,817,188
Polski Koncern Naftowy ORLEN SA (Poland)	2,405	60,659
PTT Exploration & Production PCL (Thailand)	7,500	20,298
PTT PCL (Thailand)	31,800	358,140
QEP Resources, Inc.*	481,100	6,114,781
Reliance Industries Ltd. (India), GDR, 144A*	780	31,434
Repsol SA (Spain)	27,207	421,517
REX American Resources Corp.*	4,000	361,960
Rosneft Oil Co. PJSC (Russia), GDR	18,162	103,342
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	401,468	10,581,980
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	343,659	9,446,967
Sanchez Energy Corp.*(a)	53,500	510,390
Scorpio Tankers, Inc. (Monaco)(a)	59,100	262,404
Statoil ASA (Norway)	102,286	1,758,148
Surgutneftegas OJSC (Russia), ADR	6,395	32,742
Tatneft PJSC (Russia), ADR	1,300	47,905
Thai Oil PCL (Thailand)	11,700	25,707
TOTAL SA (France)	206,959	10,464,584
Valero Energy Corp.	417,900	27,702,591
Williams Cos., Inc. (The)	653,100	19,325,229
World Fuel Services Corp.	195,000	7,068,750
WPX Energy, Inc.*	284,200	3,805,438

		350,978,384

Paper & Forest Products — 0.1%
Clearwater Paper Corp.*	21,000	1,176,000
Louisiana-Pacific Corp.*	101,100	2,509,302
Mondi Ltd. (South Africa)	1,096	26,142
Navigator Co. SA (The) (Portugal)	37,423	150,102
Nine Dragons Paper Holdings Ltd. (Hong Kong)	182,000	195,803
Sappi Ltd. (South Africa)	42,914	290,706
UPM-Kymmene OYJ (Finland)(a)	211,835	4,973,703

		9,321,758

Personal Products — 0.3%
Avon Products, Inc.*	3,009,500	13,241,800
Hengan International Group Co. Ltd. (China)	7,000	52,093
Kao Corp. (Japan)	12,100	664,490
LG Household & Health Care Ltd. (South Korea)	89	64,566
L’Oreal SA (France)	20,943	4,028,139
Unilever NV (United Kingdom), CVA	149,017	7,398,590
Unilever PLC (United Kingdom)	126,079	6,219,118
USANA Health Sciences, Inc.*(a)	20,100	1,157,760

		32,826,556

Pharmaceuticals — 2.6%
Akorn, Inc.*(a)	246,600	5,938,128
Allergan PLC	152,300	36,387,516
Astellas Pharma, Inc. (Japan)	535,900	7,067,945
AstraZeneca PLC (United Kingdom)	52,908	3,253,149
Aurobindo Pharma Ltd. (India)	2,419	25,154
Bayer AG (Germany)	158,983	18,317,048

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Cadila Healthcare Ltd. (India)	11,326	$77,096
China Medical System Holdings Ltd. (China)	12,000	21,289
Daiichi Sankyo Co. Ltd. (Japan)	54,600	1,231,835
Endo International PLC*(a)	1,025,900	11,449,044
Faes Farma SA (Spain)	36,129	128,783
Galenica AG (Switzerland)	247	260,399
GlaxoSmithKline PLC (United Kingdom)	452,419	9,407,101
Heska Corp.*	24,700	2,593,006
Hypermarcas SA (Brazil)	31,100	288,092
Johnson & Johnson	480,700	59,871,185
KYORIN Holdings, Inc. (Japan)	6,000	126,948
Lupin Ltd. (India)	2,061	45,873
Mallinckrodt PLC*	398,200	17,747,774
Merck & Co., Inc.	428,700	27,239,598
Merck KGaA (Germany)	11,991	1,366,417
Mitsubishi Tanabe Pharma Corp. (Japan)(a)	185,400	3,870,976
Novartis AG (Switzerland)	207,105	15,379,113
Novo Nordisk A/S (Denmark) (Class B Stock)	43,557	1,495,701
Orion OYJ (Finland) (Class B Stock)	9,564	498,901
Pfizer, Inc.	401,900	13,748,999
Phibro Animal Health Corp. (Class A Stock)	6,500	182,650
Prestige Brands Holdings, Inc.*	152,900	8,495,124
Recordati SpA (Italy)	265,256	8,981,685
Richter Gedeon Nyrt (Hungary)	652	14,808
Roche Holding AG (Switzerland)	64,742	16,556,711
Sanofi (France)	207,118	18,722,548
Shionogi & Co. Ltd. (Japan)	28,300	1,465,023
STADA Arzneimittel AG (Germany)	5,643	345,619
Supernus Pharmaceuticals, Inc.*(a)	41,700	1,305,210
Zoetis, Inc.	283,800	15,146,406

		309,052,854

Professional Services — 0.4%
Adecco Group AG (Switzerland)	135,480	9,619,678
ICF International, Inc.*	37,300	1,540,490
Insperity, Inc.	60,600	5,372,190
Kforce, Inc.	47,700	1,132,875
ManpowerGroup, Inc.	138,191	14,174,251
Mistras Group, Inc.*	36,200	773,956
Pagegroup PLC (United Kingdom)	28,144	150,981
Randstad Holding NV (Netherlands)(a)	152,090	8,767,712
RELX PLC (United Kingdom)	501,405	9,816,564
TrueBlue, Inc.*	24,500	670,075
Wolters Kluwer NV (Netherlands)	28,385	1,178,049

		53,196,821

Real Estate Investment Trusts (REITs) — 0.0%
DiamondRock Hospitality Co.	86,600	965,590
FelCor Lodging Trust, Inc.	72,100	541,471

		1,507,061

Real Estate Management & Development — 0.4%
CapitaLand Ltd. (Singapore)	207,800	539,370
CBRE Group, Inc. (Class A Stock)*	251,700	8,756,643
Cheung Kong Property Holdings Ltd. (Hong Kong)	249,000	1,679,711
China Vanke Co. Ltd. (China) (Class H Stock)	107,300	290,195

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Daiwa House Industry Co. Ltd. (Japan)(a)	324,700	$9,333,165
Deutsche EuroShop AG (Germany)	4,203	171,811
DIC Asset AG (Germany)	78,244	777,171
Forestar Group, Inc.*	22,300	304,395
Grainger PLC (United Kingdom)	44,183	136,418
Great Eagle Holdings Ltd. (Hong Kong)	29,000	136,438
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	175,200	273,711
Henderson Land Development Co. Ltd. (Hong Kong)	101,000	626,261
Highwealth Construction Corp. (Taiwan)	95,000	167,013
IOI Properties Group Bhd (Malaysia)	56,700	26,516
Jones Lang LaSalle, Inc.	36,003	4,012,534
Kerry Properties Ltd. (Hong Kong)	60,000	208,119
Longfor Properties Co. Ltd. (China)	13,500	22,225
Marcus & Millichap, Inc.*	32,500	798,850
Mitsubishi Estate Co. Ltd. (Japan)	113,000	2,059,614
Nexity SA (France)*	21,848	1,073,820
Open House Co. Ltd. (Japan)	7,000	168,357
RMR Group, Inc. (The) (Class A Stock)	9,600	475,200
Sponda OYJ (Finland)	125,170	523,035
Sun Hung Kai Properties Ltd. (Hong Kong)	739,000	10,863,493
Wheelock & Co. Ltd. (Hong Kong)	753,000	5,956,457
Yanlord Land Group Ltd. (Singapore)	759,100	984,798

		50,365,320

Road & Rail — 0.4%
Hertz Global Holdings, Inc.*(a)	133,100	2,334,574
Landstar System, Inc.	112,300	9,618,495
Localiza Rent a Car SA (Brazil)	1,500	20,076
National Express Group PLC (United Kingdom)	567,511	2,560,115
Nippon Express Co. Ltd. (Japan)(a)	863,000	4,442,098
Northgate PLC (United Kingdom)	28,567	196,490
Roadrunner Transportation Systems, Inc.*	88,100	605,247
Tokyu Corp. (Japan)	95,000	674,988
Union Pacific Corp.	232,900	24,668,768

		45,120,851

Semiconductors & Semiconductor Equipment — 2.3%
Advanced Energy Industries, Inc.*	98,500	6,753,160
Alpha & Omega Semiconductor Ltd.*	47,900	823,401
Amkor Technology, Inc.*	201,800	2,338,862
Applied Materials, Inc.	775,900	30,182,510
BE Semiconductor Industries NV (Netherlands)	8,728	355,609
Brooks Automation, Inc.	85,400	1,912,960
Cabot Microelectronics Corp.	25,500	1,953,555
Cirrus Logic, Inc.*	179,900	10,918,131
Cohu, Inc.	33,000	609,180
Disco Corp. (Japan)	2,700	412,275
Entegris, Inc.*	164,600	3,851,640
Intel Corp.	1,355,400	48,889,278
Micron Technology, Inc.*	492,300	14,227,470
Monolithic Power Systems, Inc.(a)	95,500	8,795,550
Nanya Technology Corp. (Taiwan)	6,000	9,571
Power Integrations, Inc.	5,500	361,625
Powertech Technology, Inc. (Taiwan)	19,000	55,291
QUALCOMM, Inc.	569,700	32,666,598

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
SCREEN Holdings Co. Ltd. (Japan)(a)	152,200	$11,230,928
Semtech Corp.*	111,500	3,768,700
Silicon Laboratories, Inc.*	111,700	8,215,535
SK Hynix, Inc. (South Korea)	11,014	497,469
Synaptics, Inc.*(a)	75,700	3,747,907
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	224,000	1,404,622
Teradyne, Inc.	540,600	16,812,660
Texas Instruments, Inc.	444,500	35,808,920
Tokyo Electron Ltd. (Japan)	78,900	8,637,691
Tower Semiconductor Ltd. (Israel)*	8,890	205,379
Ultra Clean Holdings, Inc.*	100,500	1,695,435
Ulvac, Inc. (Japan)	117,800	5,506,038
Versum Materials, Inc.*	315,000	9,639,000
Xperi Corp.	18,300	621,285

		272,908,235

Software — 2.6%
Adobe Systems, Inc.*	255,900	33,300,267
Aspen Technology, Inc.*	70,700	4,165,644
Barracuda Networks, Inc.*	114,600	2,648,406
Bottomline Technologies, Inc.*	50,300	1,189,595
Cadence Design Systems, Inc.*	168,200	5,281,480
CDK Global, Inc.	264,500	17,195,145
Check Point Software Technologies Ltd. (Israel)*(a)	104,600	10,738,235
CommVault Systems, Inc.*	61,900	3,144,520
Electronic Arts, Inc.*	258,800	23,167,776
Fair Isaac Corp.	99,400	12,817,630
Fortinet, Inc.*	317,000	12,156,950
Globant SA*(a)	18,800	684,320
Intuit, Inc.	211,300	24,508,687
Manhattan Associates, Inc.*	234,400	12,200,520
Microsoft Corp.	1,261,900	83,108,734
MicroStrategy, Inc. (Class A Stock)*	10,600	1,990,680
Oracle Corp.	978,900	43,668,729
Paycom Software, Inc.*(a)	63,600	3,657,636
Progress Software Corp.	41,700	1,211,385
SAP SE (Germany)	1,972	193,470
Sapiens International Corp. NV (Israel)	19,700	253,736
Synopsys, Inc.*	215,845	15,568,900
TiVo Corp.	73,500	1,378,125
Varonis Systems, Inc.*	22,300	709,140

		314,939,710

Specialty Retail — 1.2%
Aaron’s, Inc.	51,700	1,537,558
Adastria Co. Ltd. (Japan)	10,900	271,794
Asbury Automotive Group, Inc.*	74,200	4,459,420
Bed Bath & Beyond, Inc.(a)	41,100	1,621,806
Burlington Stores, Inc.*(a)	146,600	14,262,714
Chico’s FAS, Inc.	166,900	2,369,980
Dick’s Sporting Goods, Inc.	258,300	12,568,878
Dixons Carphone PLC (United Kingdom)	92,652	369,023
Express, Inc.*	712,800	6,493,608
FF Group (Greece)*	9,330	178,226
Foot Locker, Inc.	211,800	15,844,758
Francesca’s Holdings Corp.*(a)	480,100	7,369,535
GameStop Corp. (Class A Stock)(a)	428,500	9,662,675

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Gap, Inc. (The)(a)	257,100	$6,244,959
Genesco, Inc.*	5,300	293,885
Group 1 Automotive, Inc.	21,000	1,555,680
JB Hi-Fi Ltd. (Australia)	40,445	763,021
JD Sports Fashion PLC (United Kingdom)	1,328,179	6,417,899
JUMBO SA (Greece)	16,747	263,948
KappAhl AB (Sweden)	72,023	372,497
Lowe’s Cos., Inc.	134,000	11,016,140
Michaels Cos., Inc. (The)*	122,700	2,747,253
Murphy USA, Inc.*(a)	37,000	2,716,540
Office Depot, Inc.	1,557,100	7,263,872
Ross Stores, Inc.	336,300	22,152,081
Sonic Automotive, Inc. (Class A Stock)	36,700	735,835
Staples, Inc.	947,100	8,306,067
Tilly’s, Inc. (Class A Stock)	53,910	486,268

		148,345,920

Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	749,500	107,673,170
Brother Industries Ltd. (Japan)	467,900	9,784,815
Catcher Technology Co. Ltd. (Taiwan)	6,000	59,298
Eastman Kodak Co.*	9,600	110,400
Foxconn Technology Co. Ltd. (Taiwan)	9,000	27,440
Hewlett Packard Enterprise Co.	1,095,500	25,963,350
HP, Inc.	745,900	13,336,692
Lite-On Technology Corp. (Taiwan)	155,853	268,638
Logitech International SA (Switzerland)	14,340	455,711
NCR Corp.*	393,800	17,988,784
Samsung Electronics Co. Ltd. (South Korea)	1,025	1,886,426
Seagate Technology PLC(a)	494,600	22,716,978
Seiko Epson Corp. (Japan)	25,700	542,244
Super Micro Computer, Inc.*	51,400	1,302,990
Western Digital Corp.	24,100	1,988,973

		204,105,909

Textiles, Apparel & Luxury Goods — 0.4%
Carter’s, Inc.(a)	36,600	3,286,680
CCC SA (Poland)	254	15,232
Cie Financiere Richemont SA (Switzerland)	47,797	3,778,935
Feng TAY Enterprise Co. Ltd. (Taiwan)	3,000	11,955
Global Brands Group Holding Ltd. (Hong Kong)*	1,186,000	126,806
Hermes International (France)	16,772	7,939,632
Kate Spade & Co.*(a)	218,600	5,078,078
LVMH Moet Hennessy Louis Vuitton SE (France)	25,929	5,699,016
Movado Group, Inc.(a)	22,600	563,870
PVH Corp.	40,100	4,149,147
Skechers U.S.A., Inc. (Class A Stock)*	521,100	14,304,195
Steven Madden Ltd.*	42,300	1,630,665
Swatch Group AG (The) (Switzerland)	4,860	338,433
Titan Co. Ltd. (India)*	24,826	176,973
Unifi, Inc.*	9,300	264,027

		47,363,644

Thrifts & Mortgage Finance — 0.1%
Aareal Bank AG (Germany)	3,508	135,624

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (cont’d.)
Deutsche Pfandbriefbank AG (Germany), 144A	11,095	$138,024
Essent Group Ltd.*	21,400	774,038
Federal Agricultural Mortgage Corp. (Class C Stock)	12,200	702,354
Flagstar Bancorp, Inc.*	62,000	1,747,780
Housing Development Finance Corp. Ltd. (India)	3,055	70,679
Indiabulls Housing Finance Ltd. (India)	2,667	40,978
MGIC Investment Corp.*	36,200	366,706
Paragon Group of Cos. PLC (The) (United Kingdom)	34,226	178,993
Radian Group, Inc.	249,100	4,473,836
Walker & Dunlop, Inc.*	17,400	725,406
Washington Federal, Inc.	66,200	2,191,220

		11,545,638

Tobacco — 0.5%
Altria Group, Inc.	478,900	34,203,038
British American Tobacco PLC (United Kingdom)	262,606	17,422,832
Gudang Garam Tbk PT (Indonesia)	53,900	265,067
Japan Tobacco, Inc. (Japan)	101,300	3,297,067
KT&G Corp. (South Korea)	2,842	247,896
Philip Morris International, Inc.	59,300	6,694,970

		62,130,870

Trading Companies & Distributors — 0.5%
Applied Industrial Technologies, Inc.	78,100	4,830,485
Ashtead Group PLC (United Kingdom)	46,399	960,424
GMS, Inc.*	30,000	1,051,200
Hanwa Co. Ltd. (Japan)	296,000	2,107,441
ITOCHU Corp. (Japan)(a)	788,300	11,222,516
Mitsubishi Corp. (Japan)	137,700	2,984,314
Mitsui & Co. Ltd. (Japan)(a)	413,300	6,001,955
MRC Global, Inc.*	98,100	1,798,173
MSC Industrial Direct Co., Inc. (Class A Stock)	134,500	13,821,220
Sojitz Corp. (Japan)	3,004,000	7,548,838
Sumitomo Corp. (Japan)	138,100	1,863,088
WESCO International, Inc.*	40,300	2,802,865

		56,992,519

Transportation Infrastructure — 0.0%
Abertis Infraestructuras SA (Spain)	10,616	170,893
Adani Ports & Special Economic Zone Ltd. (India)*	7,704	40,296
Aena SA (Spain), 144A	6,174	975,861
Auckland International Airport Ltd. (New Zealand)	123,143	583,092
DP World Ltd. (United Arab Emirates)	1,507	32,401
Flughafen Zuerich AG (Switzerland)	9,363	1,994,861
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	33,200	322,420
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)	1,970	34,130
Hamburger Hafen und Logistik AG (Germany)	81,266	1,520,767

	Shares	Value
COMMON STOCKS (Continued)
Transportation Infrastructure (cont’d.)
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	12,000	$17,238
Malaysia Airports Holdings Bhd (Malaysia)	6,800	10,680
Westports Holdings Bhd (Malaysia)	14,100	12,902
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	14,000	18,312

		5,733,853

Water Utilities — 0.0%
American States Water Co.	21,200	939,160
SJW Group	25,100	1,210,322

		2,149,482

Wireless Telecommunication Services — 0.2%
America Movil SAB de CV (Mexico) (Class L Stock)	37,300	26,477
China Mobile Ltd. (China)	35,500	390,411
Globe Telecom, Inc. (Philippines)	305	12,351
Mobile TeleSystems PJSC (Russia), ADR	4,700	51,841
NTT DOCOMO, Inc. (Japan)(a)	125,800	2,937,713
Sistema PJSC FC (Russia), GDR, RegS	5,205	46,585
SK Telecom Co. Ltd. (South Korea)	1,413	319,268
SoftBank Group Corp. (Japan)	87,400	6,197,983
Sprint Corp.*(a)	745,000	6,466,600
Telephone & Data Systems, Inc.	241,000	6,388,910
TIM Participacoes SA (Brazil)	100,600	322,630
United States Cellular Corp.*	4,700	175,451
Vodafone Group PLC (United Kingdom)	2,438,998	6,355,980

		29,692,200

TOTAL COMMON STOCKS (cost $6,726,790,019)		7,619,892,460

	Units
RIGHTS* — 0.0%
Health Care Providers & Services — 0.0%
Life Healthcare Group Holdings Ltd. (South Africa), expiring 04/13/17
(cost $0)	2,955	991

	Shares
PREFERRED STOCKS — 0.1%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany) (PRFC)	4,892	384,803
Volkswagen AG (Germany) (PRFC)	77,507	11,299,054

		11,683,857

Banks — 0.0%
Banco Bradesco SA (Brazil) (PRFC)	1,730	17,838
Grupo Aval Acciones y Valores SA (Colombia) (PRFC)	515,661	209,853
Itau Unibanco Holding SA (Brazil) (PRFC)	53,860	653,766

		881,457

Beverages — 0.0%
Embotelladora Andina SA (Chile) (PRFC B)	5,612	21,864

Capital Markets — 0.0%
State Street Corp.	60,000	1,579,800

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Electric Utilities — 0.0%
Cia Paranaense de Energia (Brazil) (PRFC B)	1,000	$10,356

Metals & Mining — 0.0%
Vale SA (Brazil) (PRFC)	44,700	404,365

Oil, Gas & Consumable Fuels — 0.0%
Petroleo Brasileiro SA (Brazil) (PRFC)*	5,000	23,270

Paper & Forest Products — 0.0%
Suzano Papel e Celulose SA (Brazil) (PRFC A)	3,500	14,813

Personal Products — 0.0%
Amorepacific Corp. (South Korea) (PRFC)	85	12,694
LG Household & Health Care Ltd. (South Korea) (PRFC)	39	17,792

		30,486

Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	200	286,478

TOTAL PREFERRED STOCKS (cost $12,705,854)		14,936,746

UNAFFILIATED EXCHANGE TRADED FUNDS — 0.1%
iShares MSCI EAFE ETF	130,046	8,100,565
iShares MSCI EAFE Small-Cap ETF(a)	60,000	3,248,399
iShares MSCI Emerging Markets ETF(a)	26,000	1,024,140

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $12,048,972)		12,373,104

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 5.3%
Collateralized Loan Obligations — 3.2%
A Voce CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1A, 144A
2.473%(c)	07/15/26	3,250	3,249,791
Series 2014-1A, Class A1R, 144A^
2.330%(c)	07/15/26	3,250	3,263,259
AIMCO CLO (Cayman Islands),
Series 2014-AA, Class A, 144A
2.570%(c)	07/20/26	3,200	3,206,288
Series 2015-AA, Class A1, 144A
2.723%(c)	01/15/28	16,000	16,014,655
ALM Ltd. (Cayman Islands),
Series 2013-8A, Class A1R, 144A
2.513%(c)	10/15/28	7,750	7,761,329
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A2B, 144A
3.500%	07/13/25	4,650	4,666,472
Series 2014-3A, Class A1R, 144A
2.469%(c)	04/28/26	4,600	4,611,710
ARES XXVI CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A, 144A
2.123%(c)	04/15/25	2,400	2,403,106

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Arrowpoint CLO Ltd. (Cayman Islands),
Series 2014-3A, Class A, 144A
2.573%(c)	10/15/26	3,250	$3,250,053
Series 2014-3A, Class AR, 144A^
2.430%(c)	10/15/26	3,250	3,249,999
Series 2015-4A, Class A, 144A
2.574%(c)	04/18/27	3,750	3,769,683
Atlas Senior Loan Fund IV Ltd. (Cayman Islands),
Series 2013-2A, Class A1L, 144A
2.539%(c)	02/15/26	1,000	1,000,014
Atlas Senior Loan Fund V Ltd. (Cayman Islands),
Series 2014-1A, Class AR, 144A
2.452%(c)	07/16/26	8,250	8,265,869
Atrium X (Cayman Islands),
Series 10A, Class A, 144A
2.143%(c)	07/16/25	3,290	3,293,022
Battalion CLO IV Ltd. (Cayman Islands),
Series 2013-4A, Class A1, 144A
2.441%(c)	10/22/25	2,900	2,899,983
Series 2013-4A, Class A1R, 144A^
— %(p)	10/22/25	7,200	7,196,399
Battalion CLO V Ltd. (Cayman Islands),
Series 2014-5A, Class A1, 144A
2.523%(c)	04/17/26	2,800	2,800,008
Series 2014-5A, Class A2A, 144A
3.173%(c)	04/17/26	1,000	1,000,052
Series 2014-5A, Class A2B, 144A
4.410%	04/17/26	500	499,990
Bean Creek CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A, 144A
2.650%(c)	01/20/28	21,250	21,342,287
Benefit Street Partners CLO II Ltd. (Cayman Islands),
Series 2013-IIA, Class A1, 144A
2.223%(c)	07/15/24	5,650	5,651,044
Series 2013-IIA, Class A2B, 144A
3.339%	07/15/24	5,000	5,012,649
Benefit Street Partners CLO VII Ltd. (Cayman Islands),
Series 2015-VIIA, Class A1A, 144A
2.554%(c)	07/18/27	500	502,541
BlueMountain CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1R, 144A
2.352%(c)	04/13/27	1,500	1,500,474
Bosphorus CLO II DAC (Ireland),
Series 2X, Class A, RegS
1.430%(c)	10/15/25	EUR 8,957	9,568,530
Carlyle Global Market Strategies CLO Ltd.,
Series 2012-4A, Class AR, 144A
2.480%(c)	01/20/29	7,500	7,538,664
Series 2017-1A, Class A1B, 144A^
— %(p)	04/20/31	10,500	10,504,368
Carlyle Global Markets Strategies Euro CLO Ltd.,
Series 2013-2A, Class A1R, 144A
0.823%(c)	10/15/26	EUR 9,500	10,128,772
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-2A, Class A1R, 144A
2.424%(c)	10/18/26	500	499,699
Series 2015-1A, Class A, 144A
2.591%(c)	04/22/27	3,000	3,004,137

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Cathedral Lake CLO (Cayman Islands),
Series 2015-3A, Class B, 144A
3.573%(c)	01/15/26	11,000	$11,084,009
Eaton Vance CLO Ltd. (Cayman Islands),
Series 2014-1A, Class AR, 144A
2.232%(c)	07/15/26	2,000	1,997,526
ECP CLO Ltd. (Cayman Islands),
Series 2014-6A, Class A1A, 144A
2.473%(c)	07/15/26	3,750	3,753,123
ICG US CLO Ltd. (Cayman Islands),
Series 2014-3A, Class A1B, 144A(g)
3.280%	01/25/27	1,250	1,248,713
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1, 144A
2.530%(c)	07/20/27	5,500	5,498,017
KVK CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R, 144A
2.339%(c)	05/15/26	2,500	2,499,865
Series 2014-2A, Class A, 144A
2.573%(c)	07/15/26	2,500	2,500,031
Series 2014-3A, Class AR, 144A^
2.356%(c)	10/15/26	7,500	7,496,250
Madison Park Funding XI Ltd. (Cayman Islands),
Series 2013-11A, Class A1A, 144A
2.321%(c)	10/23/25	8,250	8,259,697
Magnetite IX CLO Ltd. (Cayman Islands),
Series 2014-9A, Class A1, 144A(g)
2.458%(c)	07/25/26	4,300	4,306,240
Magnetite XI CLO Ltd. (Cayman Islands),
Series 2014-11A, Class A1, 144A(g)
2.474%(c)	01/18/27	750	750,034
Mill Creek II CLO Ltd. (Cayman Islands),
Series 2016-1A, Class A, 144A
2.780%(c)	04/20/28	6,500	6,539,506
MP CLO III Ltd. (Cayman Islands),
Series 2013-1A, Class A, 144A
2.210%(c)	04/20/25	11,750	11,744,626
Ocean Trails CLO IV (Cayman Islands),
Series 2013-4A, Class A, 144A
2.334%(c)	08/13/25	3,000	3,003,886
OZLM Funding II Ltd. (Cayman Islands),
Series 2012-2A, Class A1R, 144A
2.479%(c)	10/30/27	6,750	6,751,361
OZLM Funding IV Ltd. (Cayman Islands),
Series 2013-4A, Class A1, 144A
2.191%(c)	07/22/25	2,200	2,201,449
OZLM Funding Ltd. (Cayman Islands),
Series 2012-1A, Class A1R, 144A
2.561%(c)	07/22/27	3,500	3,500,560
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-2A, Class A1A, 144A
2.530%(c)	07/20/27	5,500	5,522,271
Regatta III Funding Ltd. (Cayman Islands),
Series 2014-1A, Class A1A, 144A
2.543%(c)	04/15/26	5,150	5,174,187
Regatta IV Funding Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A
2.448%(c)	07/25/26	6,500	6,507,318
Series 2014-1A, Class B, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
3.048%(c)	07/25/26	9,891	$9,899,490
Regatta V Funding Ltd. (Cayman Islands),
Series 2014-1A, Class A1A, 144A
2.598%(c)	10/25/26	3,250	3,250,086
Regatta VII Funding Ltd. (Cayman Islands),
Series 2016-1A, Class A1, 144A
2.672%(c)	12/20/28	4,250	4,257,142
Seneca Park CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A, 144A
2.503%(c)	07/17/26	1,600	1,600,067
Shackleton V CLO Ltd. (Cayman Islands),
Series 2014-5A, Class A, 144A
2.534%(c)	05/07/26	4,500	4,501,249
Silver Spring CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A, 144A
2.473%(c)	10/15/26	2,481	2,483,305
Sound Point CLO IX Ltd. (Cayman Islands),
Series 2015-2A, Class A, 144A
2.550%(c)	07/20/27	5,000	5,016,732
Sound Point CLO VI Ltd. (Cayman Islands),
Series 2014-2A, Class A1, 144A
2.390%(c)	10/20/26	2,000	2,002,453
Sound Point CLO XI Ltd. (Cayman Islands),
Series 2016-1A, Class A, 144A
2.680%(c)	07/20/28	7,000	7,053,747
Sound Point CLO XII Ltd. (Cayman Islands),
Series 2016-2A, Class A, 144A
2.690%(c)	10/20/28	9,250	9,303,650
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2014-3A, Class A, 144A
2.661%(c)	01/22/27	2,750	2,749,564
TICP CLO VI Ltd. (Cayman Islands),
Series 2016-6A, Class A, 144A
2.434%(c)	01/15/29	2,750	2,746,218
Towd Point Mortgage Funding,
Series 2017-A11, Class A1
1.206%	05/20/45	GBP 11,700	14,662,065
Trinitas CLO IV Ltd. (Cayman Islands),
Series 2016-4A, Class A, 144A
2.774%(c)	04/18/28	13,750	13,819,670
Trinitas CLO V Ltd. (Cayman Islands),
Series 2016-5A, Class A, 144A
2.738%(c)	10/25/28	10,500	10,545,972
Tryon Park CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A
2.143%(c)	07/15/25	5,500	5,502,997
Voya CLO Ltd. (Cayman Islands),
Series 2013-2A, Class A1, 144A
2.188%(c)	04/25/25	9,500	9,513,009
Wellfleet CLO Ltd. (Cayman Islands),
Series 2016-2A, Class A1, 144A
2.507%(c)	10/20/28	7,500	7,545,407
Series 2017-1A, Class A1, 144A^
— %(p)	04/20/29	9,000	9,000,000

			383,446,339

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities — 0.8%
AmeriCredit Automobile Receivables Trust,
Series 2016-4, Class C
2.410%	07/08/22	2,100	$2,080,814
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-1A, Class A, 144A
2.500%	07/20/21	8,800	8,794,103
Series 2015-2A, Class A, 144A
2.630%	12/20/21	5,200	5,205,273
Series 2016-1A, Class A, 144A
2.990%	06/20/22	3,900	3,947,676
Ford Credit Auto Owner Trust,
Series 2015-2, Class A, 144A
2.440%	01/15/27	3,200	3,227,127
Series 2016-2, Class A, 144A
2.030%	12/15/27	7,000	6,904,156
Hertz Vehicle Financing II LP,
Series 2015-1A, Class A, 144A
2.730%	03/25/21	3,700	3,693,263
Series 2015-3A, Class A, 144A
2.670%	09/25/21	2,200	2,180,913
Hertz Vehicle Financing LLC,
Series 2016-2A, Class A, 144A
2.950%	03/25/22	7,500	7,468,984
OneMain Direct Auto Receivables Trust,
Series 2017-1A, Class A, 144A
2.160%	10/15/20	7,100	7,092,355
Series 2017-1A, Class B, 144A
2.880%	06/15/21	2,300	2,296,148
OneMain Financial Issuance Trust,
Series 2015-1A, Class A, 144A
3.190%	03/18/26	500	505,288
Series 2015-2A, Class A, 144A
2.570%	07/18/25	5,900	5,911,940
Series 2016-1A, Class A, 144A
3.660%	02/18/29	7,700	7,837,773
Series 2016-2A, Class A, 144A
4.100%	03/18/28	1,500	1,536,119
SpringCastle America Funding LLC,
Series 2016-AA, Class A, 144A
3.050%	04/25/29	9,039	9,094,686
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24	14,360	14,496,110

			92,272,728

Residential Mortgage-Backed Securities — 1.3%
Accredited Mortgage Loan Trust,
Series 2004-3, Class 2A5
2.062%(c)	10/25/34	3,048	2,921,290
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates,
Series 2004-1, Class M1
2.002%(c)	04/25/34	4,564	4,331,790
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2003-AR1, Class M3
5.482%(c)	01/25/33	2,569	2,534,376
Series 2005-R6, Class M1
1.582%(c)	08/25/35	1,421	1,410,125

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W5, Class AV2
1.742%(c)	10/25/33	958	$853,695
Series 2003-W7, Class A2
1.762%(c)	03/25/34	1,975	1,866,219
Series 2003-W7, Class M1
2.017%(c)	03/25/34	960	893,888
Series 2003-W10, Class M1
2.062%(c)	01/25/34	1,520	1,427,870
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE1, Class M2
4.437%(c)	01/15/33	250	252,483
Series 2004-HE7, Class M1
1.957%(c)	10/25/34	5,714	5,463,901
Series 2005-HE1, Class M1
1.732%(c)	03/25/35	4,270	4,194,078
Bear Stearns Asset-Backed Securities Trust,
Series 2004-SD2, Class A1
4.210%(c)	03/25/44	1,122	1,118,394
CDC Mortgage Capital Trust,
Series 2003-HE1, Class M1
2.332%(c)	08/25/33	3,473	3,355,267
Series 2003-HE4, Class M1
1.957%(c)	03/25/34	1,100	1,060,903
Chase Funding Trust,
Series 2003-1, Class 2A2
1.642%(c)	11/25/32	675	648,164
CIM Trust,
Series 2017-3^
2.977%(c)	01/25/57	8,020	8,004,963
CIT Mortgage Loan Trust,
Series 2007-1, Class 2A3, 144A
2.432%(c)	10/25/37	5,836	5,714,498
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB5, Class M1
1.897%(c)	01/25/34	2,977	2,872,065
CSMC Trust,
Series 2016-12R, Class 1A1, 144A
3.280%(c)	02/28/47	8,067	8,115,442
Series 2016-RPL1, Class A1, 144A
3.930%(c)	12/25/46	12,250	12,308,935
GSAMP Trust,
Series 2004-HE2, Class M1
1.957%(c)	09/25/34	6,072	5,932,294
Home Equity Asset Trust,
Series 2002-1, Class M1
2.302%(c)	11/25/32	1,414	1,344,810
Series 2002-5, Class M1
2.682%(c)	05/25/33	2,966	2,853,353
Series 2003-8, Class M1
2.062%(c)	04/25/34	927	862,625
Series 2004-2, Class M1
1.777%(c)	07/25/34	5,813	5,498,093
MASTR Asset-Backed Securities Trust,
Series 2004-HE1, Class M3
2.632%(c)	09/25/34	1,352	1,345,297
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT1, Class A3
1.702%(c)	07/25/34	287	279,569

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2004-HE2, Class A1A
1.782%(c)	08/25/35	811	$715,448
Series 2005-WMC1, Class M1
1.732%(c)	09/25/35	1,611	1,499,670
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE3, Class M1
2.002%(c)	10/25/33	1,152	1,092,121
Series 2003-NC7, Class M1
2.032%(c)	06/25/33	1,021	991,126
Series 2004-HE8, Class M1
1.942%(c)	09/25/34	5,000	4,741,452
Series 2004-NC3, Class M1
1.777%(c)	03/25/34	5,949	5,612,772
Series 2005-HE2, Class M1
1.582%(c)	01/25/35	2,000	1,957,873
Morgan Stanley Home Equity Loan Trust,
Series 2005-3, Class M2
1.687%(c)	08/25/35	2,530	2,476,332
Option One Mortgage Acceptance Corp., Asset-Backed Certificates,
Series 2003-4, Class A2
1.622%(c)	07/25/33	1,087	1,014,197
Series 2003-6, Class A2
1.642%(c)	11/25/33	1,822	1,674,126
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-WHQ2, Class M2
1.672%(c)	05/25/35	6,528	6,287,412
Popular ABS Mortgage Pass-Through Trust,
Series 2005-4, Class M1
1.442%(c)	09/25/35	7,140	6,907,281
Series 2005-5, Class AF4
4.230%(c)	11/25/35	2,250	2,221,488
RAMP Trust,
Series 2005-EFC2, Class M3
1.717%(c)	07/25/35	3,640	3,623,739
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC1, Class M1
2.182%(c)	01/25/34	1,817	1,766,113
Series 2004-BC1, Class M1
1.747%(c)	02/25/35	1,336	1,256,101
Series 2004-BC4, Class A2C
1.962%(c)	10/25/35	7,376	7,156,344
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-BC3, Class M1
2.107%(c)	04/25/33	2,966	2,873,093
VOLT LI LLC,
Series 2016-NP11, Class A1, 144A
3.500%	10/25/46	3,773	3,800,323
VOLT XLIV LLC,
Series 2016-NPL4, Class A1, 144A
4.250%	04/25/46	2,792	2,820,425
VOLT XXXI LLC,
Series 2015-NPL2, Class A1, 144A
3.375%	02/25/55	1,712	1,706,891
VOLT XXXVII LLC,
Series 2015-NP11, Class A1, 144A
3.625%	07/25/45	2,181	2,190,728

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2005-3, Class M4
1.572%(c)	11/25/35	1,052	$1,016,069

			152,865,511

TOTAL ASSET-BACKED SECURITIES (cost $625,217,094)			628,584,578

BANK LOANS(c) —0.2%
Capital Markets — 0.0%
Financiere Lilas IV, Private Placement (France),
Facility B2
3.750%	10/30/20	1,205	1,290,237

Consumer Cyclical – Services — 0.0%
XPO Logistics, Inc.,
Term Loan B
3.371%	02/27/20	1,245	1,248,217

Food & Staples Retailing — 0.0%
Albertsons LLC,
Term Loan
4.055%	08/25/21	2,233	2,241,849
Supervalu, Inc.,
Term Loan
5.500%	03/21/19	534	537,967

			2,779,816

Health Care Providers & Services — 0.0%
CHS/Community Health Systems, Inc.,
Term Loan A
3.545%	01/25/19	750	748,746
Term Loan G
3.798%	12/31/19	415	412,197
Term Loan H
4.039%	01/27/21	764	751,917
Select Med Corp.,
Term Loan
4.600%	02/28/24	1,335	1,345,569

			3,258,429

Marine — 0.0%
Scandlines GmbH (France),
Facility B
4.250%	12/03/20	1,256	1,354,219

Media — 0.0%
Univision Communication Inc.,
Term Loan
3.750%	02/22/20	742	736,318

Pharmaceuticals — 0.0%
Capsugel Holdings U.S. Inc.,
Term Loan
4.150%	07/31/21	1,467	1,466,266
Valeant Pharmaceuticals International, Inc.,
Term Loan B
5.570%	04/01/22	926	928,908

			2,395,174

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Retail — 0.1%
Euro Garages Ltd., (United Kingdom),
Term Loan C1
5.867%	01/30/23	2,500	$3,137,465
Euro Garages Ltd., (United Kingdom),
Term Loan
5.867%	01/30/23	1,900	2,384,473
Rite Aid Corp.,
Term Loan 2
4.875%	06/21/21	1,750	1,752,188

			7,274,126

Technology — 0.1%
Action Nederland BV (United Kingdom),
Term Loan
4.250%	02/25/22	2,000	2,159,210
Dell International LLC,
Term Loan B
3.150%	12/31/18	2,500	2,501,215
First Data Corp.,
Term Loan
2.984%	06/02/20	2,469	2,475,364

			7,135,789

TOTAL BANK LOANS (cost $28,245,398)			27,472,325

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.5%
Banc of America Commercial Mortgage Trust,
Series 2007-3, Class AM
5.761%(c)	06/10/49	8,169	8,174,940
Series 2007-5, Class A1A
5.361%	02/10/51	720	729,725
Series 2008-1, Class A1A
6.187%(c)	02/10/51	4,762	4,845,998
CFCRE Commercial Mortgage Trust,
Series 2016-C6, Class A2
2.950%	11/10/49	17,000	16,466,577
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4
5.779%(c)	12/10/49	4,685	4,690,539
Series 2014-GC21, Class A4
3.575%	05/10/47	3,850	3,979,511
Series 2015-GC31, Class A3
3.497%	06/10/48	8,000	8,173,267
COBALT CMBS Commercial Mortgage Trust,
Series 2007-C2, Class AMFX
5.526%(c)	04/15/47	6,675	6,709,043
Commercial Mortgage Trust,
Series 2014-CR20, Class A3
3.326%	11/10/47	6,000	6,073,122
Series 2014-UBS2, Class A5
3.961%	03/10/47	5,578	5,859,011
Series 2014-UBS4, Class A3
3.430%	08/10/47	5,900	6,064,621
Series 2014-UBS6, Class A4
3.378%	12/10/47	1,600	1,618,264
Series 2015-CR25, Class A3
3.505%	08/10/48	16,000	16,317,496

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2015-CR26, Class A3
3.359%	10/10/48	3,000	$3,024,077
Series 2015-CR27, Class A3
3.349%	10/10/48	20,050	20,213,837
Series 2015-DC1, Class A4
3.078%	02/10/48	5,000	4,950,253
Series 2015-LC21, Class A3
3.445%	07/10/48	7,000	7,111,609
Series 2015-LC23, Class A3
3.521%	10/10/53	20,000	20,353,816
Series 2016-COR1, Class A3
2.826%	10/10/49	11,000	10,583,962
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class A3
3.231%	06/15/57	8,000	8,011,826
Series 2015-C3, Class A3
3.447%	08/15/48	7,000	7,106,320
Fannie Mae-Aces,
Series 2015-M17, Class A2
2.940%(c)	11/25/25	9,500	9,502,630
Series 2015-M8, Class AB2
2.829%(c)	01/25/25	5,145	5,083,896
FHLMC Multifamily Structured Pass-Through Certificates,
Series K008, Class X1, IO
1.618%(c)	06/25/20	13,018	486,386
Series K025, Class X1, IO
0.880%(c)	10/25/22	12,976	518,085
Series K033, Class A2
3.060%(c)	07/25/23	3,000	3,086,529
Series K050, Class A2
3.334%(c)	08/25/25	4,000	4,149,818
Series K052, Class X1, IO
0.676%(c)	11/25/25	110,422	5,116,070
Series K055, Class X1, IO
1.368%(c)	03/25/26	32,611	3,227,109
Series K057, Class X1, IO
1.193%(c)	07/25/26	35,274	3,104,738
Series K058, Class X1, IO
0.931%(c)	08/25/26	205,221	14,449,074
GS Mortgage Securities Trust,
Series 2013-GC12, Class A3
2.860%	06/10/46	7,900	7,930,799
Series 2015-GC34, Class A3
3.244%	10/10/48	8,300	8,291,976
Series 2015-GS1, Class A2
3.470%	11/10/48	20,000	20,423,818
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class A2
3.003%	01/15/47	3,000	3,049,199
Series 2014-C19, Class A3
3.669%	04/15/47	6,240	6,469,296
Series 2014-C21, Class A4
3.493%	08/15/47	3,900	3,999,577
Series 2014-C25, Class A4A1
3.408%	11/15/47	7,000	7,137,080
Series 2015-C28, Class A2
2.773%	10/15/48	1,850	1,879,140
Series 2015-C28, Class A4

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
3.227%	10/15/48	4,700	$4,706,433
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-LD12, Class AM
6.062%(c)	02/15/51	10,821	10,977,336
Series 2007-LD12, Class A4
5.882%(c)	02/15/51	542	544,436
Series 2013-LC11, Class A4
2.694%	04/15/46	6,750	6,803,779
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3
3.451%	07/15/50	6,800	6,922,654
Series 2015-C26, Class A4
3.252%	10/15/48	28,000	28,103,306
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class A3
2.533%	12/10/45	6,836	6,855,001
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C32, Class A1A
5.760%(c)	06/15/49	387	387,367
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	1,420	1,457,653
Series 2015-LC20, Class A4
2.925%	04/15/50	5,000	4,892,148
Series 2015-NXS1, Class A4
2.874%	05/15/48	7,500	7,360,838
Series 2015-NXS4, Class A3
3.452%	12/15/48	16,700	16,890,759
Series 2016-BNK1, Class XB, IO
1.343%(c)	08/15/49	34,818	3,712,386
Series 2016-C37, Class A4
3.525%	12/15/49	8,000	8,153,493
Series 2016-LC24, Class A3
2.684%	10/15/49	14,500	13,778,705
Series 2016-LC24, Class ASB
2.825%	10/15/49	14,500	14,355,268
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class A3
2.749%	05/15/45	2,850	2,836,009

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $421,969,972)			417,700,605

CORPORATE BONDS — 8.7%
Aerospace & Defense — 0.1%
Harris Corp.,
Sr. Unsec’d. Notes
3.832%	04/27/25	420	427,558
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.100%	01/15/23	2,220	2,250,370
3.550%	01/15/26	2,540	2,581,514
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
3.500%	03/15/27	4,950	4,951,431

			10,210,873

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
4.000%	01/31/24		1,200	$1,261,883
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.050%	02/11/18		3,820	3,824,114

				5,085,997

Airlines — 0.1%
Continental Airlines 2007-1 Class A,
Pass-Through Certificates
5.983%	10/19/23		1,283	1,410,819
Delta Air Lines 2007-1 Class A,
Pass-Through Certificates
6.821%	02/10/24		754	871,120
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20		3,135	3,160,380
Southwest Airlines Co.,
Sr. Unsec’d. Notes
2.650%	11/05/20		2,440	2,467,572
United Airlines 2015-1 Class AA,
Pass-Through Certificates
3.450%	06/01/29		1,796	1,784,297
US Airways 2013-1 Class A,
Pass-Through Certificates
3.950%	05/15/27		2,391	2,446,780

				12,140,968

Apparel — 0.0%
Hanesbrands Finance Luxembourg SCA,
Gtd. Notes, 144A
3.500%	06/15/24		EUR 1,180	1,289,518

Auto Manufacturers — 0.3%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	(a)	7,050	6,623,313
5.291%	12/08/46		175	174,598
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23		6,070	6,476,162
6.250%	10/02/43	(a)	2,005	2,208,185
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	11/24/20	(a)	8,690	8,947,259
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, MTN, 144A
2.850%	01/15/21	(h)	10,420	10,506,924
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
4.250%	11/15/19		1,430	1,467,538
Sr. Unsec’d. Notes, 144A
2.200%	01/15/24		EUR 555	585,859

				36,989,838

Auto Parts & Equipment — 0.1%
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, PIK, 144A
3.250%	09/15/23		EUR 2,060	2,250,247

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Auto Parts & Equipment (cont’d.)
3.750%	09/15/26		EUR 1,980	$2,145,011
Lear Corp.,
Gtd. Notes
5.250%	01/15/25	(a)	1,770	1,866,371

				6,261,629

Automobiles — 0.0%
Nemak SAB De CV (Mexico),
Sr. Unsec’d. Notes, RegS
3.250%	03/15/24		EUR 285	305,255

Banks — 2.3%
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
5.593%	07/16/18		2,000	2,097,859
Bank Nederlandse Gemeenten NV (Netherlands),
Sr. Unsec’d. Notes, 144A
1.250%	10/29/18		5,000	4,978,845
Sr. Unsec’d. Notes, MTN, 144A
2.375%	02/01/22		5,000	5,015,880
Sr. Unsec’d. Notes, MTN, RegS
1.125%	05/25/18		3,000	2,990,279
Bank of America Corp.,
Jr. Sub. Notes
5.125%(c)	12/31/49		1,630	1,636,113
6.300%(c)	12/31/49		1,700	1,848,749
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23		4,000	4,024,823
Sr. Unsec’d. Notes, MTN
4.000%	04/01/24	(a)	1,380	1,430,781
4.443%(c)	01/20/48	(a)	2,220	2,234,350
5.000%	01/21/44		1,665	1,814,521
Sub. Notes
6.110%	01/29/37		3,080	3,598,262
Sub. Notes, MTN
3.950%	04/21/25		13,015	12,958,606
Bank of America NA,
Sr. Unsec’d. Notes, BKNT
2.050%	12/07/18	(a)	8,000	8,043,495
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.625%(c)	12/31/49		3,150	3,023,999
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	01/12/26		3,575	3,622,733
4.950%	01/10/47		1,820	1,818,022
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	06/29/20		6,015	6,076,353
BNP Paribas SA (France),
Sub. Notes, 144A
4.625%	03/13/27		1,900	1,899,508
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.750%	04/24/24		1,210	1,230,564
4.750%	07/15/21		910	978,701
Capital One NA,
Sr. Unsec’d. Notes
2.250%	09/13/21		1,650	1,614,431

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Citigroup, Inc.,
Jr. Sub. Notes
5.900%(c)	12/31/49	(a)	2,500	$2,609,375
5.950%(c)	12/31/49	(a)	9,605	10,013,213
5.950%(c)	12/31/49	(a)	8,500	8,850,710
Sr. Unsec’d. Notes
2.050%	12/07/18		8,050	8,064,691
3.300%	04/27/25		1,370	1,341,870
3.700%	01/12/26		1,100	1,101,021
5.875%	01/30/42		1,150	1,394,244
Sub. Notes
4.450%	09/29/27	(a)	6,010	6,082,378
4.750%	05/18/46		180	177,818
Citizens Bank NA,
Sr. Unsec’d. Notes, BKNT, MTN
2.300%	12/03/18		7,390	7,426,876
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21		4,715	4,639,089
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes
1.700%	04/27/18		4,295	4,289,322
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
2.750%	03/26/20		1,230	1,231,865
3.750%	03/26/25		600	590,270
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21		3,640	3,662,088
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A
1.875%	09/15/21		5,750	5,546,082
2.250%	02/18/20		500	499,030
Gov’t. Liquid Gtd. Notes, RegS
1.875%	01/29/20		500	494,387
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26		1,215	1,166,323
4.200%	08/08/23		2,675	2,785,774
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.375%(c)	12/31/49		2,765	2,827,213
Sr. Unsec’d. Notes
3.625%	01/22/23		1,000	1,025,137
3.750%	02/25/26		660	664,234
3.850%	01/26/27		4,340	4,361,166
6.250%	02/01/41		5,600	7,032,659
Sr. Unsec’d. Notes, MTN
6.000%	06/15/20		1,600	1,771,101
Sub. Notes
5.150%	05/22/45	(a)	5,725	6,015,458
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.600%	08/02/18	(a)	1,825	1,841,248
Inter-American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
7.000%	06/15/25		6,000	7,748,388

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.000%(c)	12/31/49	(a)	5,000	$5,056,250
5.150%(c)	12/31/49	(a)	3,500	3,530,625
5.300%(c)	12/31/49		2,935	3,041,394
7.900%(c)	04/29/49		1,650	1,709,813
Sr. Unsec’d. Notes
2.950%	10/01/26		4,420	4,202,377
3.900%	07/15/25	(a)	4,000	4,134,708
6.400%	05/15/38		6,400	8,266,330
Sub. Notes
4.250%	10/01/27		2,580	2,643,267
JPMorgan Chase Bank NA,
Sub. Notes, BKNT
6.000%	10/01/17		4,000	4,083,804
Lloyds Bank PLC (United Kingdom),
Gtd. Notes, MTN, 144A
5.800%	01/13/20		2,500	2,731,065
Morgan Stanley,
Jr. Sub. Notes
5.450%(c)	07/29/49		1,175	1,196,268
Sr. Unsec’d. Notes
4.375%	01/22/47	(a)	4,485	4,488,247
Sr. Unsec’d. Notes, GMTN
3.750%	02/25/23		2,360	2,437,181
3.875%	01/27/26		8,250	8,359,725
5.500%	07/28/21		3,225	3,576,370
Sub. Notes, MTN
4.100%	05/22/23		11,000	11,360,701
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.300%	10/10/18		1,512	1,526,056
2.400%	10/26/22		4,700	4,603,100
4.375%	02/11/20		2,200	2,334,526
PNC Bank NA,
Sub. Notes
3.800%	07/25/23		685	716,442
Sub. Notes, BKNT
4.200%	11/01/25		2,005	2,140,947
State Street Corp.,
Jr. Sub. Notes
5.250%(c)	12/31/49		1,975	2,068,813
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
2.450%	01/10/19		1,695	1,707,777
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18		1,715	1,726,038
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, GMTN
2.500%	12/14/20		2,725	2,749,819
UBS AG (Switzerland),
Sr. Unsec’d. Notes, BKNT, MTN
1.800%	03/26/18		475	475,337
Wells Fargo & Co.,
Jr. Sub. Notes
5.900%(c)	12/31/49	(a)	3,100	3,236,710

				272,293,594

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	(a)	5,810	$6,146,742
4.900%	02/01/46		1,550	1,675,122
Constellation Brands, Inc.,
Gtd. Notes
4.250%	05/01/23	(a)	1,500	1,581,870
Heineken NV (Netherlands),
Sr. Unsec’d. Notes, 144A
3.500%	01/29/28		4,420	4,418,740

				13,822,474

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.663%	06/15/51		7,920	7,924,926

Building Materials — 0.0%
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
9.375%	10/12/22		800	864,399
Griffon Corp.,
Gtd. Notes
5.250%	03/01/22		505	505,000
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A(g)
5.375%	11/15/24	(a)	2,220	2,249,126

				3,618,525

Chemicals — 0.2%
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		975	826,313
5.375%	03/15/44		825	719,813
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.625%	10/01/44		2,715	2,784,463
8.550%	05/15/19		9,800	11,109,368
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44		2,995	3,102,503
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
4.625%	02/26/55		1,755	1,644,814
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.450%	11/15/33	(a)	485	508,769
5.625%	11/15/43	(a)	1,590	1,637,124

				22,333,167

Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A(g)
7.000%	10/15/37		1,780	2,249,726
ERAC USA Finance LLC,
Gtd. Notes, 144A(g)
3.800%	11/01/25		4,490	4,502,855
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116		1,050	912,069

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
United Rentals North America, Inc.,
Gtd. Notes
5.500%	07/15/25		350	$360,500
5.500%	05/15/27		600	606,000
5.875%	09/15/26		1,600	1,668,000

				10,299,150

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
3.200%	05/13/25		1,800	1,818,463
Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
Sr. Sec’d. Notes, 144A
3.480%	06/01/19		2,290	2,346,590
4.420%	06/15/21		1,950	2,039,203
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
2.450%	10/05/17		4,690	4,703,685
2.850%	10/05/18		880	890,603

				11,798,544

Diversified Financial Services — 0.2%
Arrow Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.125%	09/15/24		GBP 1,150	1,491,549
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/22		2,659	2,613,317
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
3.450%	02/13/26		2,280	2,328,450
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	05/15/17		1,600	1,605,120
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		1,555	1,525,478
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35		1,392	1,469,888
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A
3.290%	10/10/34		477	468,750
Navient Corp.,
Sr. Unsec’d. Notes, MTN
4.875%	06/17/19	(a)	335	342,956
5.500%	01/15/19		65	67,340
Private Export Funding Corp.,
Gov’t. Gtd. Notes
3.250%	06/15/25		515	530,294
3.550%	01/15/24		1,545	1,645,606
Synchrony Financial,
Sr. Unsec’d. Notes
2.600%	01/15/19		5,470	5,512,721
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
4.253%	03/23/28		4,355	4,417,403

				24,018,872

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric — 0.6%
Ameren Illinois Co.,
Sr. Sec’d. Notes
4.150%	03/15/46		1,235	$1,276,943
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
1.650%	12/15/17		6,600	6,597,994
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36		2,600	3,245,913
Calpine Corp.,
Sr. Unsec’d. Notes
5.375%	01/15/23	(a)	2,741	2,765,121
5.750%	01/15/25	(a)	5,590	5,555,063
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.750%	02/23/27		1,030	1,032,575
Commonwealth Edison Co.,
First Mortgage
4.350%	11/15/45		1,365	1,428,795
6.150%	09/15/17		2,300	2,347,157
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
7.125%	12/01/18		700	761,028
Dynegy, Inc.,
Gtd. Notes
6.750%	11/01/19	(a)	10,725	11,019,938
7.625%	11/01/24	(a)	1,400	1,337,000
Enel Americas SA (Chile),
Sr. Unsec’d. Notes
4.000%	10/25/26		660	652,384
Exelon Corp.,
Jr. Sub. Notes
2.500%	06/01/22		1,685	1,700,556
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		490	535,231
Great Plains Energy, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/27	(a)	1,650	1,666,063
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes
8.625%	06/15/29		900	1,304,478
NRG Energy, Inc.,
Gtd. Notes
7.250%	05/15/26	(a)	1,000	1,030,000
7.625%	01/15/18	(a)	662	683,515
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.250%	03/15/46		1,445	1,479,135
6.050%	03/01/34		3,100	3,880,937
PECO Energy Co.,
First Mortgage
3.150%	10/15/25		3,500	3,521,473
Southern Power Co.,
Sr. Unsec’d. Notes
1.850%	12/01/17		6,325	6,331,224

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
3.500%	03/15/27		8,320	$8,491,059

				68,643,582

Electronics — 0.1%
Amphenol Corp.,
Sr. Unsec’d. Notes
3.200%	04/01/24		6,155	6,163,383
Jabil Circuit, Inc.,
Sr. Unsec’d. Notes
5.625%	12/15/20		5,400	5,778,000

				11,941,383

Entertainment — 0.0%
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23		2,000	2,021,000
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.875%	11/01/20		2,100	2,198,070

				4,219,070

Foods — 0.1%
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23		2,105	2,120,788
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A(g)
7.250%	06/01/21		1,920	1,972,800
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A(g)
8.250%	02/01/20		1,850	1,896,250
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A(g)
5.750%	06/15/25		1,380	1,393,800
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	(a)	3,185	2,993,081
4.375%	06/01/46		1,000	938,403
6.500%	02/09/40		2,070	2,486,006

				13,801,128

Forest Products & Paper — 0.0%
International Paper Co.,
Sr. Unsec’d. Notes
5.150%	05/15/46		4,780	4,985,210

Gas — 0.0%
Dominion Gas Holdings LLC,
Sr. Unsec’d. Notes
4.800%	11/01/43		85	89,337
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		1,200	1,180,216

				1,269,553

Hand/Machine Tools — 0.1%
Stanley Black & Decker, Inc.,
Sub. Notes
2.451%	11/17/18		7,360	7,436,684

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Products — 0.1%
Medtronic, Inc.,
Gtd. Notes
3.500%	03/15/25		4,275	$4,374,377
4.375%	03/15/35		1,690	1,771,652

				6,146,029

Healthcare-Services — 0.4%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.625%	02/15/23		350	362,467
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42		1,318	1,372,553
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43		1,245	1,268,283
Baylor Scott & White Holdings,
Unsec’d. Notes
4.185%	11/15/45		925	918,012
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/22	(a)	2,245	2,306,738
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22	(a)	1,800	1,548,000
8.000%	11/15/19	(a)	3,500	3,434,375
Cigna Corp.,
Sr. Unsec’d. Notes
5.375%	02/15/42	(a)	2,180	2,528,643
DaVita, Inc.,
Gtd. Notes
5.125%	07/15/24		2,500	2,525,000
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20		2,435	2,461,785
HCA, Inc.,
Gtd. Notes
5.875%	05/01/23	(a)	6,000	6,480,000
Sr. Sec’d. Notes
5.250%	04/15/25	(a)	2,800	2,975,000
Humana, Inc.,
Sr. Unsec’d. Notes
4.800%	03/15/47		475	496,561
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.500%	11/01/18		1,950	1,966,971
Quest Diagnostics, Inc.,
Gtd. Notes
5.750%	01/30/40		1,126	1,236,065
Roche Holdings, Inc. (Switzerland),
Gtd. Notes, 144A
1.350%	09/29/17		2,000	2,001,404
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.250%	11/01/18	(a)	2,600	2,728,375
Sr. Unsec’d. Notes
6.750%	06/15/23	(a)	5,500	5,403,750
8.125%	04/01/22	(a)	1,700	1,774,375

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.375%	04/15/27		6,305	$6,346,348
3.950%	10/15/42		2,790	2,712,636

				52,847,341

Home Builders — 0.1%
CalAtlantic Group, Inc.,
Gtd. Notes
8.375%	05/15/18		1,750	1,868,125
PulteGroup, Inc.,
Gtd. Notes
5.000%	01/15/27		2,100	2,100,000
William Lyon Homes, Inc.,
Gtd. Notes
7.000%	08/15/22		3,075	3,213,375

				7,181,500

Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26		1,150	1,133,900

Household Products/Wares — 0.0%
Spectrum Brands, Inc.,
Gtd. Notes, 144A
4.000%	10/01/26		EUR 2,000	2,193,271

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/26	(a)	1,595	1,659,985
5.500%	04/01/46		3,400	3,858,708

				5,518,693

Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
6.250%	05/01/36		3,700	4,368,731
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43		2,915	3,119,618
Chubb INA Holdings, Inc.,
Gtd. Notes
4.350%	11/03/45		1,245	1,314,266
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24		EUR 2,200	2,379,982
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
6.500%	03/15/35		3,900	4,698,088
6.500%	05/01/42		2,000	2,489,942
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40	(a)	1,625	2,099,240
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40		2,420	3,068,729

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		1,375	$1,486,977

				25,025,573

Iron/Steel — 0.0%
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.250%	08/10/26		1,102	1,197,048

Lodging — 0.0%
MGM Resorts International,
Gtd. Notes
5.250%	03/31/20		900	947,250
8.625%	02/01/19		2,200	2,414,500

				3,361,750

Media — 0.7%
21st Century Fox America, Inc.,
Gtd. Notes
6.150%	03/01/37		1,750	2,069,380
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.375%	07/15/23	(a)	4,525	4,666,406
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24		3,850	3,849,999
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.625%	09/15/17		1,150	1,181,625
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.125%	02/15/23		650	667,875
5.250%	09/30/22	(a)	15,000	15,562,499
5.750%	01/15/24		2,000	2,079,999
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23		925	952,749
5.375%	05/01/25		560	574,699
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21		1,800	1,824,750
6.375%	09/15/20		1,200	1,236,000
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
6.384%	10/23/35		1,090	1,239,060
6.484%	10/23/45		1,310	1,508,250
6.834%	10/23/55		345	400,857
Sr. Sec’d. Notes, 144A
5.375%	05/01/47		1,150	1,155,246
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22		4,400	5,866,978
Comcast Corp.,
Gtd. Notes
4.200%	08/15/34		3,000	3,058,953
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes
5.000%	05/13/45		1,475	1,344,988
6.125%	01/31/46		200	210,473

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Myriad International Holdings BV (South Africa),
Gtd. Notes, 144A
6.000%	07/18/20		600	$645,870
Gtd. Notes, RegS
6.375%	07/28/17		900	909,539
Time Warner Cable LLC,
Sr. Sec’d. Notes
8.250%	04/01/19		2,300	2,564,185
Time Warner, Inc.,
Gtd. Notes
3.600%	07/15/25		3,870	3,826,501
3.800%	02/15/27		15	14,836
3.875%	01/15/26		1,550	1,553,503
4.050%	12/15/23	(a)	7,530	7,805,003
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, RegS
4.000%	01/15/25		EUR 1,650	1,828,434
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(g)
5.125%	05/15/23		2,500	2,468,750
Viacom, Inc.,
Sr. Unsec’d. Notes
4.875%	06/15/43		1,400	1,252,952
5.250%	04/01/44		685	671,824
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22		1,900	1,983,125
Ziggo Secured Finance BV (Netherlands),
Sr. Sec’d. Notes, RegS
3.750%	01/15/25		EUR 3,850	4,224,863

				79,200,171

Mining — 0.1%
Barrick PD Australia Finance PTY Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39		3,000	3,440,147
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.000%	09/30/43		1,315	1,472,595
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.250%	11/08/42		1,500	1,470,379
5.875%	04/23/45		2,000	2,073,742

				8,456,863

Miscellaneous Manufacturing — 0.0%
Amsted Industries, Inc.,
Gtd. Notes, 144A(g)
5.000%	03/15/22		1,000	1,004,999
General Electric Co.,
Sr. Unsec’d. Notes, MTN
6.750%	03/15/32		1,475	1,988,856

				2,993,855

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.500%	12/01/24	(a)	2,275	2,383,063

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas — 0.6%
Anadarko Finance Co.,
Gtd. Notes
7.500%	05/01/31		2,450	$3,111,480
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.623%(s)	10/10/36		3,000	1,224,939
Apache Corp.,
Sr. Unsec’d. Notes
5.250%	02/01/42		1,150	1,201,906
6.000%	01/15/37	(a)	3,627	4,103,182
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33		3,495	3,959,157
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.000%	06/15/45	(a)	240	240,800
5.600%	07/15/41		1,560	1,649,772
7.950%	04/15/32		1,900	2,464,530
Devon Financing Co. LLC,
Gtd. Notes
7.875%	09/30/31		700	904,103
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35		1,135	1,086,490
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22		900	932,987
Helmerich & Payne International Drilling Co.,
Gtd. Notes
4.650%	03/15/25		4,395	4,569,126
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24		3,500	4,132,030
Lukoil International Finance BV (Russia),
Gtd. Notes, 144A
7.250%	11/05/19		500	555,250
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	12/14/18		9,940	10,025,385
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21	(a)	2,550	2,572,313
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	11/15/43		2,000	2,079,780
6.000%	03/01/41		825	916,380
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.000%	02/15/27		1,180	1,135,175
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.125%	01/17/22		325	341,088
7.375%	01/17/27		815	861,618
8.375%	05/23/21		6,575	7,426,463
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	06/02/41		2,570	2,559,720
Gtd. Notes, 144A
6.500%	03/13/27		980	1,054,235

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Gtd. Notes, MTN
6.875%	08/04/26	810	$899,100
Phillips 66,
Gtd. Notes
4.875%	11/15/44	600	602,551
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
6.875%	05/01/18	3,090	3,248,081
Reliance Holding USA, Inc. (India),
Gtd. Notes, 144A
5.400%	02/14/22	750	818,392
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22	1,200	1,212,600
Shell International Finance BV (Netherlands),
Gtd. Notes
2.000%	11/15/18	6,000	6,025,926
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21	2,000	2,191,380

			74,105,939

Oil & Gas Services — 0.1%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	12/21/25	6,440	6,711,620

Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Sr. Sec’d. Notes, 144A
4.625%	05/15/23	2,605	2,624,538
Ball Corp.,
Gtd. Notes
4.375%	12/15/23	EUR 650	767,237
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
5.875%	08/15/23	670	708,944
6.375%	08/15/25	395	422,156
WestRock RKT Co.,
Gtd. Notes
4.900%	03/01/22	1,750	1,894,991

			6,417,866

Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.900%	11/06/22	1,310	1,305,088
3.600%	05/14/25	1,505	1,505,284
4.500%	05/14/35	2,530	2,512,558
4.700%	05/14/45	4,190	4,178,897
Actavis Funding SCS,
Gtd. Notes
3.800%	03/15/25	1,100	1,110,035
4.550%	03/15/35	1,610	1,614,376
4.750%	03/15/45	310	311,327
Catalent Pharma Solutions, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	12/15/24	EUR 1,225	1,379,171

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Forest Laboratories LLC,
Gtd. Notes, 144A
4.875%	02/15/21		2,920	$3,141,730
Mylan NV,
Gtd. Notes
3.000%	12/15/18		2,580	2,609,943
Novartis Capital Corp. (Switzerland),
Gtd. Notes
4.000%	11/20/45		2,075	2,084,655
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
3.150%	10/01/26	(a)	1,290	1,188,753
4.100%	10/01/46	(a)	410	353,172
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.375%	03/15/20	(a)	1,500	1,342,500
6.125%	04/15/25	(a)	410	315,700
Wyeth LLC,
Gtd. Notes
5.950%	04/01/37		1,741	2,149,672

				27,102,861

Pipelines — 0.2%
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
2.500%	06/15/18		1,610	1,617,842
4.900%	03/15/35		340	325,374
5.150%	03/15/45		855	809,288
Enterprise Products Operating LLC,
Gtd. Notes
3.700%	02/15/26	(a)	4,185	4,186,130
3.950%	02/15/27	(a)	2,220	2,263,647
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.625%	11/15/23		6,600	7,243,573
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47	(a)	290	291,817
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37		2,400	2,866,757

				19,604,428

Real Estate Investment Trusts (REITs) — 0.2%
Duke Realty LP,
Gtd. Notes
6.500%	01/15/18		4,392	4,552,492
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26		3,000	2,910,000
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.325%	03/24/25		EUR 4,225	4,506,933
Realty Income Corp.,
Sr. Unsec’d. Notes
3.250%	10/15/22		4,487	4,530,326

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia),
Gtd. Notes, 144A
3.250%	10/05/20		5,425	$5,529,388

				22,029,139

Retail — 0.2%
Brinker International, Inc.,
Sr. Unsec’d. Notes
2.600%	05/15/18		7,460	7,470,369
CVS Health Corp.,
Sr. Unsec’d. Notes
3.875%	07/20/25		5,696	5,868,857
5.125%	07/20/45		1,090	1,202,594
5.300%	12/05/43		310	346,548
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.875%	12/16/36		3,600	4,554,479
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22		1,200	1,258,500
6.875%	11/01/35		225	217,125
8.500%	06/15/19		750	836,250
PVH Corp.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/24		EUR 3,360	3,709,836
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	(a)	2,300	2,297,125
Target Corp.,
Sr. Unsec’d. Notes
3.625%	04/15/46	(a)	1,125	1,015,374

				28,777,057

Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes, 144A
3.875%	01/15/27		4,675	4,699,647
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.625%	06/01/23		5,460	5,780,775
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25		1,330	1,339,975

				11,820,397

Software — 0.2%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
2.850%	10/15/18		2,100	2,128,995
3.625%	10/15/20		2,810	2,920,068
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23	(a)	4,275	4,584,938
Microsoft Corp.,
Sr. Unsec’d. Notes
3.950%	08/08/56		1,155	1,079,424
4.450%	11/03/45		5,030	5,308,667
4.500%	02/06/57	(a)	1,210	1,245,677

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Software (cont’d.)
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	05/15/25	(a)	7,100	$7,008,176
4.300%	07/08/34		1,295	1,344,170
Quintiles Ims, Inc.,
Gtd. Notes, 144A
3.500%	10/15/24		EUR 2,150	2,341,940

				27,962,055

Telecommunications — 0.4%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.950%	01/15/25		3,690	3,721,129
4.500%	05/15/35		555	523,935
4.750%	05/15/46		4,890	4,562,795
4.800%	06/15/44		2,530	2,371,650
5.250%	03/01/37		550	560,700
5.700%	03/01/57	(a)	460	475,218
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.125%	12/15/30		735	1,099,492
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25		1,170	1,225,575
CommScope, Inc.,
Gtd. Notes, 144A
5.500%	06/15/24		3,000	3,102,210
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21		2,800	3,069,494
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24	(a)	1,300	1,314,625
Sr. Unsec’d. Notes, EMTN
6.375%	06/24/19		GBP 850	1,163,419
T-Mobile USA, Inc.,
Gtd. Notes
6.464%	04/28/19		1,445	1,448,613
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.522%	09/15/48	(a)	2,235	2,024,841
4.672%	03/15/55	(a)	1,873	1,672,589
4.862%	08/21/46		4,075	3,917,701
5.012%	08/21/54		8,670	8,225,038
5.250%	03/16/37		1,385	1,431,910

				41,910,934

Textiles — 0.1%
Cintas Corp. No. 2,
Gtd. Notes
2.900%	04/01/22		4,175	4,223,693
3.700%	04/01/27		8,855	9,048,216

				13,271,909

Transportation — 0.0%
FedEx Corp.,
Gtd. Notes
4.750%	11/15/45		2,020	2,068,801

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A(g)
3.300%	04/01/21	5,490	$5,564,840

TOTAL CORPORATE BONDS (cost $1,018,978,277)			1,035,676,843

FOREIGN GOVERNMENT BONDS — 1.3%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes, 144A
6.875%	04/22/21	1,895	2,035,229
Brazilian Government International Bond (Brazil),
Unsec’d. Notes
11.000%	06/26/17	EUR 2,100	2,293,767
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	07/12/21	300	318,000
5.625%	02/26/44	1,170	1,272,375
7.375%	09/18/37	800	1,020,800
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, MTN, RegS
1.000%	01/22/18	6,250	6,219,938
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
7.500%	05/06/21	600	663,000
Sr. Unsec’d. Notes, RegS
7.500%	05/06/21	6,300	6,961,499
Finland Government International Bond (Finland),
Sr. Unsec’d. Notes
6.950%	02/15/26	1,000	1,282,170
Sr. Unsec’d. Notes, 144A
1.750%	09/10/19	1,000	1,004,229
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, MTN, 144A
2.375%	06/04/25	800	768,712
Gov’t. Gtd. Notes, MTN, RegS
2.375%	06/04/25	2,000	1,921,779
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes, EMTN(g)
3.800%	08/08/17	JPY 390,000	3,344,724
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
2.110%	10/26/17	JPY 300,000	2,692,285
4.125%	02/19/18	1,480	1,509,600
5.375%	03/25/24	510	567,598
5.750%	11/22/23	1,300	1,469,000
6.375%	03/29/21	9,308	10,483,135
7.625%	03/29/41	1,374	1,993,866
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes, RegS
5.875%	05/11/22	1,500	1,694,219
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
3.375%	07/30/25	EUR 1,680	1,913,778
8.500%	10/12/35	100	144,352
Sr. Unsec’d. Notes, MTN, 144A
2.875%	07/08/21	EUR 1,005	1,144,909
3.750%	06/14/28	EUR 1,020	1,164,309
Sr. Unsec’d. Notes, MTN, RegS
3.750%	06/14/28	EUR 1,600	1,826,367

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Instituto de Credito Oficial (Spain),
Gov’t. Gtd. Notes, 144A
1.625%	09/14/18	2,200	$2,187,524
Iraq Government AID Bond,
Gov’t. Gtd. Notes
2.149%	01/18/22	800	796,414
Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
6.875%	09/27/23	3,000	3,497,034
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
1.500%	07/21/21	600	575,860
1.750%	07/31/18	1,500	1,500,605
2.250%	02/24/20	2,000	2,002,840
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, EMTN, RegS
1.500%	09/12/17	21,300	21,279,190
Sr. Unsec’d. Notes, MTN, 144A
2.125%	04/13/21	1,600	1,574,752
2.125%	10/25/23	3,200	3,061,414
2.375%	02/13/25	3,000	2,870,013
2.500%	09/12/18	3,000	3,023,229
Kingdom of Belgium Government International Bond (Belgium),
Sr. Unsec’d. Notes, EMTN, RegS
1.500%	06/22/18	3,000	3,002,225
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, RegS
7.375%	02/11/20	2,000	2,275,599
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23	980	1,009,400
4.600%	01/23/46	1,390	1,330,925
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	2,400	2,334,000
6.050%	01/11/40	250	285,625
Municipality Finance PLC (Finland),
Sr. Unsec’d. Notes, RegS
1.250%	09/10/18	1,800	1,794,719
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36	1,200	1,512,000
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.750%	01/30/26	EUR 800	937,293
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
7.750%	01/14/31	1,000	1,424,921
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, MTN, RegS
5.125%	10/15/24	5,500	5,330,599
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.900%	12/06/19	1,600	1,601,174
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.400%	02/08/22	245	245,923
Province of Ontario Canada (Canada),
Sr. Unsec’d. Notes
4.400%	04/14/20	1,880	2,014,095
Province of Quebec (Canada),

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Unsec’d. Notes, MTN
7.140%	02/27/26	3,230	$4,124,100
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
9.950%	06/09/21	2,640	3,003,527
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, MTN, 144A
3.250%	10/26/26	3,740	3,635,280
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes, RegS
5.500%	10/26/22	2,900	3,257,779
5.850%	05/10/23	3,200	3,671,411
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.000%	05/17/21	5,200	5,065,429
Sr. Unsec’d. Notes, RegS
1.625%	06/06/18	6,000	5,982,725
2.000%	05/17/21	1,000	974,121
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.625%	03/30/21	2,000	2,088,400
7.000%	06/05/20	2,000	2,182,260

TOTAL FOREIGN GOVERNMENT BONDS (cost $158,980,992)			157,162,045

MUNICIPAL BONDS — 0.1%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Revenue Bonds
4.263%	09/15/32	555	566,905

California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49	1,330	1,816,102
Los Angeles Department of Water,
Revenue Bonds, BABs
6.008%	07/01/39	1,850	2,279,829
University of California,
Revenue Bonds
3.934%	05/15/45	340	336,590
4.131%	05/15/45	360	355,500
4.767%	05/15/2115	850	809,098

			5,597,119

Colorado — 0.0%
Regional Transportation District,
Revenue Bonds, BABs
5.844%	11/01/50	955	1,240,774

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Revenue Bonds
4.814%	10/01/2114	550	549,296
Revenue Bonds, BABs
5.522%	10/01/44	1,340	1,611,725

			2,161,021

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
New York — 0.0%
New York State Urban Development Corp.,
Revenue Bonds, BABs
5.838%	03/15/40	2,000	$2,441,120

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
5.511%	12/01/45	1,815	2,168,526
6.105%	12/01/39	1,035	1,310,113

			3,478,639

TOTAL MUNICIPAL BONDS (cost $15,573,797)			15,485,578

NON-CORPORATE FOREIGN AGENCIES — 0.2%
CDP Financial, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
3.150%	07/24/24	5,255	5,355,938
CNOOC Finance Ltd. (China),
Gtd. Notes
3.000%	05/09/23	1,095	1,068,479
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24	910	935,935
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
5.125%	06/29/20	2,000	2,164,308
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
6.510%	03/07/22	1,100	1,217,073
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, MTN, 144A
9.125%	07/02/18	4,550	4,901,824
Korea Development Bank (The) (South Korea),
Sr. Unsec’d. Notes
3.500%	08/22/17	1,000	1,007,131
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	1,355	1,373,631
Petroleos Mexicanos (Mexico),
Gov’t. Gtd. Notes
1.950%	12/20/22	354	351,176
Gtd. Notes
5.500%	01/21/21	1,750	1,852,375
Gtd. Notes, 144A
5.375%	03/13/22	1,030	1,078,925
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes, RegS
7.390%	12/02/24	1,005	1,283,225
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
2.125%	06/22/26	700	654,510
Svenska Handelsbanken AB (Sweden),
Gtd. Notes, GMTN
2.400%	10/01/20	3,050	3,050,012

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $26,102,354)			26,294,542

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.5%
Alternative Loan Trust,
Series 2005-9CB, Class 1A5
1.482%(c)	05/25/35	5,245	$4,257,503
Series 2005-69, Class A1
1.638%(c)	12/25/35	3,827	3,373,836
Banc of America Funding Corp.,
Series 2015-R3, Class 1A1, 144A
1.172%(c)	03/27/36	3,484	3,328,228
Banc of America Funding Trust,
Series 2015-R4, Class 4A1, 144A
3.500%(c)	07/27/36	2,233	2,229,634
Series 2015-R9, Class 1A1, 144A
1.334%(c)	12/25/46	14,163	13,787,853
Series 2015-R9, Class 2A1, 144A
1.187%(c)	02/25/37	12,464	11,733,177
Bayview Opportunity Master Fund IIIa Trust,
Series 2016-RN3, Class A1, 144A
3.598%	09/28/31	2,250	2,246,307
Bayview Opportunity Master Fund IVb Trust,
Series 2016-CRT1, Class M1, 144A
2.732%(c)	10/27/27	1,460	1,459,989
Series 2017-CRT1, Class M, 144A
3.132%(c)	10/25/28	3,212	3,214,545
Bayview Opportunity Master Fund lIIb NPL Trust,
Series 2015-NPLA, Class A, 144A
3.721%	07/28/35	1,531	1,532,896
Fannie Mae Connecticut Avenue Securities,
Series 2016-C04, Class 1M1
2.432%(c)	01/25/29	3,596	3,635,343
Series 2017-C01, Class 1M2
4.532%(c)	07/25/29	1,770	1,791,411
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN4, Class M3
5.532%(c)	10/25/24	1,670	1,800,222
Series 2015-DNA1, Class M3
4.282%(c)	10/25/27	5,050	5,414,362
Series 2016-DNA3, Class M2
2.982%(c)	12/25/28	3,900	3,980,708
Series 2016-DNA4, Class M2
2.282%(c)	03/25/29	2,500	2,507,284
Series 2016-HQA2, Class M2
3.232%(c)	11/25/28	3,350	3,455,090
Series 2016-HQA3, Class M2
2.332%(c)	03/25/29	2,020	2,033,788
Series 2016-HQA4, Class M2
2.282%(c)	04/25/29	4,610	4,609,998
GSMSC Resecuritization Trust,
Series 2009-6R, Class 1A2, 144A
2.643%(c)	06/26/37	6,201	5,644,272
Series 2015-3R, Class 2A1, 144A
1.122%(c)	10/25/36	5,113	4,875,228
Series 2015-3R, Class 2A2, 144A
1.122%(c)	10/25/36	1,600	1,289,497
Series 2015-4R, Class A1, 144A
0.918%(c)	03/26/37	1,557	1,487,164
Series 2015-4R, Class A2, 144A
0.918%(c)	03/26/37	400	339,987
HarborView Mortgage Loan Trust,

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2005-1, Class 2A1A
1.518%(c)	03/19/35	3,201	$2,912,996
LSTAR Securities Investment Ltd. (Cayman Islands),
Series 2015-6, Class A, 144A^
2.781%(c)	05/01/20	7,196	7,168,943
Series 2015-7, Class A, 144A^
2.781%(c)	07/01/20	1,924	1,918,099
Series 2015-8, Class A1, 144A
2.781%(c)	08/01/20	2,643	2,645,988
Series 2015-9, Class A1, 144A^
2.781%(c)	10/01/20	1,978	1,971,063
Series 2015-9, Class A2, 144A
4.281%(c)	10/01/20	7,000	6,998,614
Series 2015-10, Class A2, 144A^
4.281%(c)	11/01/20	4,000	3,995,000
Series 2016-1, Class A1, 144A
2.781%(c)	01/01/21	2,055	2,029,824
Series 2016-2, Class A, 144A
2.780%(c)	03/01/21	4,733	4,713,864
Series 2016-3, Class A, 144A
2.781%(c)	09/01/21	3,841	3,839,096
Series 2017-1, Class A, 144A
2.784%(c)	01/01/22	7,077	7,059,606
LSTAR Securities Investment Trust (Cayman Islands),
Series 2016-5, Class A1, 144A
2.780%(c)	11/01/21	4,602	4,588,714
Mortgage Repurchase Agreement Financing Trust,
Series 2016-3, Class A1, 144A(g)
1.858%(c)	11/10/18	3,930	3,930,494
Series 2016-4, Class A1, 144A^
1.972%(c)	05/10/19	16,440	16,370,262
Series 2016-5, Class A, 144A
2.028%(c)	06/10/19	2,800	2,804,370
MortgageIT Securities Corp. Mortgage Loan Trust,
Series 2007-2, Class A1
1.482%(c)	09/25/37	4,030	3,759,794
WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-AR8, Class A1
1.420%(c)	06/25/44	2,491	2,317,655
Series 2005-4, Class CB1
1.432%(c)	06/25/35	2,675	2,145,997
Series 2006-AR1, Class A1A
1.232%(c)	02/25/36	2,487	2,051,614

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $170,150,802)			173,250,315

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.1%
Fannie Mae Principal Strip, Notes, MTN
2.311%(s)	10/08/27	2,305	1,680,919
2.777%(s)	05/15/30	1,665	1,078,933
Federal Home Loan Mortgage Corp.
2.500%	03/01/30	1,187	1,190,593
2.543%(s)	12/14/29	2,100	1,391,292
3.000%	06/01/29	1,622	1,666,071
3.500%	01/01/27	635	665,240
3.500%	12/01/45	4,137	4,234,033
3.500%	TBA	11,000	11,249,218

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.000%	09/01/40		4,380	$4,612,656
4.000%	12/01/40		1,687	1,776,582
4.000%	TBA		17,250	18,093,632
4.500%	TBA		1,750	1,875,132
6.250%	07/15/32	(hh)	3,810	5,306,035
6.750%	03/15/31	(hh)	1,800	2,575,924
Federal National Mortgage Assoc.
2.500%	04/01/28		535	541,118
2.500%	06/01/28		1,118	1,130,860
3.000%	02/01/31		5,375	5,515,824
3.000%	08/01/43		1,897	1,890,515
3.000%	08/01/43		362	360,534
3.000%	04/01/45		1,658	1,646,536
3.000%	04/01/45		1,168	1,159,940
3.000%	TBA		7,500	7,434,375
3.000%	TBA		13,000	13,329,258
3.500%	05/01/42		11,777	12,110,703
3.500%	05/01/42		654	672,644
3.500%	11/01/45		177	180,670
3.500%	12/01/45		1,025	1,048,979
3.500%	TBA		6,500	6,635,332
4.000%	09/01/40		2,542	2,674,553
4.500%	08/01/44		627	672,868
4.500%	TBA		18,000	19,299,375
5.000%	03/01/44		638	696,700
5.000%	TBA		1,000	1,092,666
6.250%	05/15/29	(hh)(k)	8,515	11,396,595
6.625%	11/15/30	(hh)	1,340	1,889,892
7.125%	01/15/30	(hh)	1,305	1,882,252
Government National Mortgage Assoc.
3.500%	05/20/43		3,117	3,245,577
3.500%	04/20/45		14,511	15,063,323
3.500%	TBA		69,000	71,544,375
4.500%	10/20/43		3,774	4,033,055
Israel Government USAID Bond, Gov’t. Gtd. Notes
1.963%(s)	05/01/22		3,700	3,242,462
Tennessee Valley Authority, Sr. Unsec’d. Notes
2.875%	02/01/27		2,930	2,940,498
Tennessee Valley Authority Generic Strip
2.705%(s)	09/15/30		2,480	1,521,845
2.918%(s)	03/15/33		800	441,286
Tennessee Valley Authority Principal Strip, Bonds
2.764%(s)	11/01/25		3,790	2,916,917

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $257,593,867)				255,607,787

U.S. TREASURY OBLIGATIONS — 1.7%
U.S. Treasury Bonds
2.500%	02/15/45	(k)	275	247,103
2.500%	05/15/46	(k)	1,070	958,277
3.000%	11/15/44		1,355	1,348,808
4.250%	11/15/40		3,255	3,972,880
4.750%	02/15/41	(k)	655	857,513
U.S. Treasury Notes
0.750%	08/31/18	(k)	260	258,517
0.750%	08/15/19	(hh)(k)	1,840	1,814,052
1.000%	11/15/19	(hh)	65	64,284
1.375%	01/15/20		250	249,414

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
1.375%	02/15/20		940	$937,026
1.625%	03/15/20		2,235	2,243,033
1.625%	06/30/20		145	145,119
1.875%	02/28/22	(a)	8,200	8,182,386
2.000%	11/30/22	(k)	3,980	3,965,230
2.125%	08/15/21	(k)	102,000	103,203,294
2.125%	09/30/21	(hh)(k)	13,390	13,528,078
2.125%	02/29/24	(a)	17,910	17,813,447
2.250%	02/15/27	(a)	6,825	6,737,824
U.S. Treasury Strips Coupon
0.757%(s)	11/15/17		1,700	1,689,749
0.946%(s)	11/15/18		3,500	3,433,815
0.999%(s)	08/15/19		3,000	2,899,656
1.388%(s)	11/15/20		6,700	6,289,558
1.463%(s)	08/15/22		5,000	4,459,630
1.872%(s)	05/15/31	(hh)	1,600	1,079,776
1.889%(s)	08/15/29	(hh)	1,600	1,145,530
2.089%(s)	11/15/35	(hh)	3,200	1,845,027
2.132%(s)	11/15/28	(hh)	3,180	2,334,953
2.161%(s)	05/15/29	(hh)	7,710	5,556,867
2.251%(s)	08/15/40	(hh)	3,200	1,540,134

TOTAL U.S. TREASURY OBLIGATIONS (cost $201,420,642)				198,800,980

TOTAL LONG-TERM INVESTMENTS (cost $9,675,778,040)				10,583,238,899

			Shares
SHORT-TERM INVESTMENTS — 17.0%
AFFILIATED MUTUAL FUNDS — 16.5%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)			1,433,028,571	1,433,028,571
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $536,700,957; includes $536,175,460 of cash collateral for securities on loan)(b)(w)			536,576,051	536,683,366

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,969,729,528)				1,969,711,937

Interest Rate	Maturity Date		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.4%
U.S. Treasury Bills
0.510%	06/15/17		200	199,708
0.705%	06/15/17		5,150	5,142,476
0.710%	06/15/17		3,000	2,995,617
0.745%	06/15/17		39,600	39,542,145
0.753%	06/15/17		2,500	2,496,348

TOTAL U.S. TREASURY OBLIGATIONS (cost $50,376,540)				50,376,294

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

		Notional Amount (000)#	Value
OPTIONS PURCHASED — 0.1%
Call Options — 0.1%
S&P 500 Index,
expiring 04/20/21, Strike Price $2,050.00	UBS AG	13	$6,548,288

10 Year U.S. Treasury Note Futures,
expiring 05/26/17, Strike Price $125.00		153	107,578

TOTAL OPTIONS PURCHASED (cost $4,399,314)			6,655,866

TOTAL SHORT-TERM INVESTMENTS (cost $2,024,505,382)			2,026,744,097

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 105.7% (cost $11,700,283,422)			12,609,982,996

OPTION WRITTEN — 0.0%
Call Options — 0.0%
10 Year U.S. Treasury Note Futures,
expiring 05/26/17, Strike Price $128.00 (premiums received $16,441)		153	(19,125)

Value
TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 105.7% (cost $11,700,266,981)	12,609,963,871
Liabilities in excess of other assets(z) — (5.7)%	(682,409,146)

NET ASSETS — 100.0%	$11,927,554,725

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $80,181,959 and 0.7% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $520,821,857; cash collateral of $536,175,460 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $36,883,351 is approximately 0.3% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.
(p)	Interest rate not available as of March 31, 2017.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)

PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number			Value at		Unrealized
of		Expiration	Trade	Value at	Appreciation
Contracts	Type	Date	Date	March 31, 2017	(Depreciation)
Long Positions:
6,645	5 Year U.S. Treasury Notes	Jun. 2017	$781,026,230	$782,293,011	$1,266,781
2,940	10 Year U.S. Treasury Notes	Jun. 2017	365,797,226	366,213,750	416,524
298	20 Year U.S. Treasury Bonds	Jun. 2017	44,711,031	44,951,438	240,407
1,147	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	182,468,180	184,236,875	1,768,695
99	CAC40 10 Euro	Apr. 2017	5,232,094	5,402,660	170,566
14	DAX Index	Jun. 2017	4,486,734	4,603,603	116,869
56	FTSE 100 Index	Jun. 2017	5,108,163	5,104,655	(3,508)
2,762	Mini MSCI EAFE Index	Jun. 2017	241,750,954	246,094,198	4,343,244
3,115	S&P 500 E-Mini Index	Jun. 2017	369,011,383	367,445,399	(1,565,984)
820	TOPIX Index	Jun. 2017	113,492,007	111,403,036	(2,088,971)

					4,664,623

Short Positions:
8	5 Year Euro-Bobl	Jun. 2017	1,122,362	1,124,837	(2,475)
41	10 Year Euro-Bund	Jun. 2017	6,990,495	7,060,338	(69,843)
71	Euro Schatz. DUA Index	Jun. 2017	8,507,078	8,501,776	5,302

					(67,016)

					$4,597,607

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

U.S.Government Agency Obligations and U.S. Treasury Obligations with combined market values of $15,787,349 and $50,376,294 have been segregated with Citigroup Global Markets and Goldman Sachs & Co., respectively to cover requirements for open futures contracts at March 31, 2017.

Forward foreign currency exchange contracts outstanding at March 31, 2017:

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Purchase Contracts	Counterparty		(000)	Date	Value	(Depreciation)
OTC forward foreign currency exchange contracts:
Japanese Yen, Expiring 04/27/17	Citigroup Global Markets	JPY	58,434	$515,823	$525,450	$9,627
Mexican Peso, Expiring 06/08/17	Goldman Sachs & Co.	MXN	17,152	868,558	906,235	37,677

				$1,384,381	$1,431,685	47,304

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Sale Contracts	Counterparty		(000)	Date	Value	(Depreciation)
OTC forward foreign currency exchange contracts:
British Pound, Expiring 04/27/17	Citigroup Global Markets	GBP	8,771	$11,091,202	$10,996,643	$94,559
Euro,
Expiring 04/27/17	Barclays Capital Group	EUR	5,948	6,440,691	6,353,031	87,660
Expiring 04/27/17	Citigroup Global Markets	EUR	27,813	29,959,134	29,707,156	251,978
Expiring 04/27/17	Citigroup Global Markets	EUR	7,598	8,069,917	8,115,233	(45,316)
Expiring 04/27/17	Goldman Sachs & Co.	EUR	1,000	1,069,940	1,068,095	1,845
Expiring 04/27/17	JPMorgan Chase	EUR	1,641	1,753,000	1,753,170	(170)
Hungarian Forint, Expiring 04/21/17	Citigroup Global Markets	HUF	128,843	448,078	445,693	2,385
Israeli Shekel, Expiring 04/21/17	JPMorgan Chase	ILS	624	163,950	172,291	(8,341)
Polish Zloty, Expiring 04/21/17	Barclays Capital Group	PLN	1,586	388,463	399,903	(11,440)
South African Rand, Expiring 04/07/17	Goldman Sachs & Co.	ZAR	10,265	733,329	764,185	(30,856)

				$60,117,704	$59,775,400	342,304

						$389,608

Credit default swap agreements outstanding at March 31, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities – Sell Protection(2):
Ameriquest Home Equity^	04/28/17	1.500%	672	$896	$—	$896	Goldman Sachs & Co.
Ameriquest Home Equity^	04/28/17	1.500%	670	892	—	892	Goldman Sachs & Co.
Ameriquest Home Equity^	04/28/17	1.500%	440	586	—	586	Goldman Sachs & Co.
Ameriquest Home Equity^	04/28/17	1.500%	426	568	—	568	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust^	04/27/17	1.500%	108	153	—	153	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust^	04/27/17	1.500%	79	112	—	112	Goldman Sachs & Co.
Bank of America Prime Mortgage^	04/28/17	1.500%	2,517	3,354	—	3,354	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities^	04/28/17	1.500%	1,072	1,428	—	1,428	Goldman Sachs & Co.

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Credit default swap agreements outstanding at (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities – Sell Protection(2) (cont’d.):
Bear Stearns Asset Backed Securities^	04/28/17	1.500%	307	$408	$—	$408	Goldman Sachs & Co.
Chase Mortgage^	04/28/17	1.500%	1,334	1,777	—	1,777	Goldman Sachs & Co.
Chase Mortgage^	04/28/17	1.500%	1,172	1,562	—	1,562	Goldman Sachs & Co.
Chase Mortgage^	04/28/17	1.500%	407	542	—	542	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust^	04/27/17	1.500%	310	439	—	439	Goldman Sachs & Co.
COMM Mortgage Trust^	04/27/17	1.500%	965	1,366	—	1,366	Goldman Sachs & Co.
COMM Mortgage Trust^	04/27/17	1.500%	844	1,195	—	1,195	Goldman Sachs & Co.
COMM Mortgage Trust^	04/27/17	1.500%	223	316	—	316	Goldman Sachs & Co.
COMM Mortgage Trust^	04/27/17	1.500%	216	306	—	306	Goldman Sachs & Co.
COMM Mortgage Trust^	04/27/17	1.500%	125	177	—	177	Goldman Sachs & Co.
COMM Mortgage Trust^	04/27/17	1.500%	123	174	—	174	Goldman Sachs & Co.
COMM Mortgage Trust^	04/27/17	1.500%	109	154	—	154	Goldman Sachs & Co.
Commercial Mortgage Pass Through Certificate^	04/27/17	1.500%	180	255	—	255	Goldman Sachs & Co.
Countrywide Home Equity^	04/28/17	1.500%	437	582	—	582	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.^	04/03/17	1.500%	1,467	2,139	—	2,139	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.^	04/03/17	1.500%	698	1,017	—	1,017	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.^	04/03/17	1.500%	539	786	—	786	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.^	04/03/17	1.500%	249	364	—	364	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.^	04/03/17	1.500%	190	276	—	276	Goldman Sachs & Co.
GS Mortgage Securities Trust^	04/27/17	1.500%	772	1,093	—	1,093	Goldman Sachs & Co.
GS Mortgage Securities Trust^	04/27/17	1.500%	639	905	—	905	Goldman Sachs & Co.
GS Mortgage Securities Trust^	04/27/17	1.500%	422	597	—	597	Goldman Sachs & Co.
GS Mortgage Securities Trust^	04/27/17	1.500%	353	500	—	500	Goldman Sachs & Co.
GS Mortgage Securities Trust^	04/27/17	1.500%	324	459	—	459	Goldman Sachs & Co.
GS Mortgage Securities Trust^	04/27/17	1.500%	178	252	—	252	Goldman Sachs & Co.
GS Mortgage Securities Trust^	04/27/17	1.500%	162	229	—	229	Goldman Sachs & Co.
GSAMP Home Equity^	04/28/17	1.500%	414	552	—	552	Goldman Sachs & Co.

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Credit default swap agreements outstanding at (continued):

					Upfront
			Notional		Premiums	Unrealized
	Termination	Fixed	Amount	Fair	Paid	Appreciation
Reference Entity/Obligation	Date	Rate	(000)#(3)	Value(4)	(Received)	(Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities – Sell Protection(2) (cont’d.):

IndyMac Subprime Mortgage^	04/28/17	1.500%	367	$489	$—	$489	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust^	04/27/17	1.500%	446	631	—	631	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust^	04/27/17	1.500%	115	163	—	163	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust^	04/27/17	1.500%	64	91	—	91	Goldman Sachs & Co.
Lehman Home Equity^	04/28/17	1.500%	855	1,139	—	1,139	Goldman Sachs & Co.
LNR CDO Ltd.^	04/11/17	1.500%	3,859	5,142	—	5,142	Goldman Sachs & Co.
Long Beach Home Equity^	04/28/17	1.500%	765	1,019	—	1,019	Goldman Sachs & Co.
Morgan Stanley BAML Trust^	04/27/17	1.500%	956	1,353	—	1,353	Goldman Sachs & Co.
Morgan Stanley BAML Trust^	04/27/17	1.500%	192	272	—	272	Goldman Sachs & Co.
Morgan Stanley BAML Trust^	04/27/17	1.500%	170	241	—	241	Goldman Sachs & Co.
Morgan Stanley BAML Trust^	04/27/17	1.500%	137	194	—	194	Goldman Sachs & Co.
Morgan Stanley Home Equity^	04/28/17	1.500%	377	503	—	503	Goldman Sachs & Co.
New Century Home Equity^	04/28/17	1.500%	790	1,052	—	1,052	Goldman Sachs & Co.
New Century Home Equity^	04/28/17	1.500%	520	692	—	692	Goldman Sachs & Co.
New Century Home Equity^	04/28/17	1.500%	455	607	—	607	Goldman Sachs & Co.
Option One Home Equity^	04/28/17	1.500%	1,406	1,874	—	1,874	Goldman Sachs & Co.
UBS-Barclays Commercial Mortgage Trust^	04/27/17	1.500%	98	139	—	139	Goldman Sachs & Co.
Wells Fargo Home Equity^	04/28/17	1.500%	551	734	—	734	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust^	04/27/17	1.500%	199	282	—	282	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust^	04/27/17	1.500%	129	183	—	183	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust^	04/27/17	1.500%	101	143	—	143	Goldman Sachs & Co.

				$43,354	$—	$43,354

			Notional			Unrealized
	Termination	Fixed	Amount	Value at	Value at	Appreciation
Reference Entity/Obligation	Date	Rate	(000)#(3)	Trade Date	March 31, 2017(4)	(Depreciation)
Centrally cleared credit default swaps on credit indices - Buy Protection(1):
CDX.NA.HY.28.V1	06/20/22	5.000%	38,500	$(2,417,800)	$(2,842,549)	$(424,749)
CDX.NA.IG.24.V1	06/20/20	1.000%	143,000	(2,059,697)	(2,905,204)	(845,507)
CDX.NA.IG.28.V1	06/20/22	1.000%	165,000	(2,573,886)	(2,788,317)	(214,431)

				$(7,051,383)	$(8,536,070)	$(1,484,687)

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Credit default swap agreements outstanding at (continued):

				Implied Credit
			Notional	Spread at		Value at	Unrealized
	Termination	Fixed	Amount	March 31,	Value at	March 31,	Appreciation
Reference Entity/Obligation	Date	Rate	(000)#(3)	2017(5)	Trade Date	2017	(Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
American International Group Inc.	12/20/20	1.000%	6,860	0.574%	$98,074	$107,379	9,305
Anadarko Petroleum Corp.	06/20/21	1.000%	1,710	0.908%	(129,197)	6,963	136,160
AT&T Inc.	06/20/21	1.000%	9,080	0.693%	64,179	115,533	51,354
Barrick Gold Corp.	06/20/21	1.000%	3,450	0.656%	(90,261)	49,124	139,385
CIT Group, Inc.	06/20/18	5.000%	11,910	0.289%	753,000	707,912	(45,088)
Devon Energy Corp.	06/20/20	1.000%	550	0.564%	(45,467)	7,707	53,174
Eastman Chemical Co.	06/20/21	1.000%	5,050	0.484%	47,756	107,438	59,682
Ford Motor Co.	06/20/21	5.000%	17,000	0.935%	2,943,341	2,784,846	(158,495)
General Motors Co.	06/20/19	5.000%	4,525	0.291%	506,238	476,620	(29,618)

					$4,147,663	$4,363,522	$215,859

			Notional	Implied Credit Spread at		Upfront Premiums	Unrealized
Reference Entity/Obligation	Termination Date	Fixed Rate	Amount (000)#(3)	March 31, 2017(5)	Fair Value	Paid (Received)	Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
Husky Energy Inc.	06/20/20	1.000%	2,380	0.805%	$15,445	$(98,009)	$113,454	Morgan Stanley
Petroleo Brasileiro SA	06/20/18	1.000%	5,700	0.693%	23,541	(436,888)	460,429	Morgan Stanley
Republic of Italy	09/20/20	1.000%	10,650	1.406%	(138,965)	49,411	(188,376)	JPMorgan Chase

					$(99,979)	$(485,486)	$385,507

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Currency swap agreements outstanding at March 31, 2017:

Notional Amount (000)#	Fund Receives		Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
3,431	3 Month LIBOR	JPY	350,000	3 Month JPY LIBOR minus 31.25 bps	Deutsche Bank AG	05/14/17	$293,552	$—	$293,552
10,606	3 Month LIBOR	EUR	9,500	3 Month EURIBOR minus 37 bps	JPMorgan Chase	10/17/17	508,691	—	508,691
2,483	3 Month LIBOR plus 54.24 bps	JPY	300,000	0.155%	JPMorgan Chase	10/26/17	(207,386)	—	(207,386)
14,510	3 Month LIBOR	GBP	11,585	3 Month LIBOR minus 16.75bps	JPMorgan Chase	02/13/19	13,884	—	13,884
10,044	3 Month LIBOR	EUR	9,000	3 Month EURIBOR minus 38.15 bps	JPMorgan Chase	04/27/19	488,094	—	488,094

							$1,096,835	$—	$1,096,835

Forward rate agreements outstanding at March 31, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared forward rate agreements:
1,719,400	12/20/17	1.568%	3 Month LIBOR(1)	$—	$(95,133)	$(95,133)

Interest rate swap agreements outstanding at March 31, 2017:

	Notional						Unrealized
	Amount	Termination	Fixed	Floating	Value at	Value at	Appreciation
	(000)#	Date	Rate	Rate	Trade Date	March 31, 2017	(Depreciation)
Centrally cleared swap agreements:
EUR	7,300	09/20/21	(0.353)%	1 Day EONIA(1)	$—	$96,981	$96,981
EUR	3,900	06/20/24	(0.050)%	1 Day EONIA(1)	—	78,043	78,043
EUR	11,570	02/23/26	0.324%	1 Day EONIA(1)	(188,531)	121,833	310,364
EUR	1,380	03/15/27	1.430%	Eurostat Eurozone HICP ex Tobacco(1)	—	(14,167)	(14,167)
EUR	420	03/15/47	1.935%	Eurostat Eurozone HICP ex Tobacco(2)	—	16,193	16,193
GBP	1,020	03/15/27	3.490%	U.K. Retail Prices Index(2)	—	(1,335)	(1,335)
GBP	230	03/15/47	3.498%	U.K. Retail Prices Index(1)	—	(3,608)	(3,608)
MXN	108,000	10/15/26	6.445%	28 Day Mexican Interbank Rate(2)	(214)	(396,431)	(396,217)
MXN	32,235	12/09/26	7.780%	28 Day Mexican interbank rate(2)	(7,118)	48,994	56,112
NZD	33,040	12/15/17	2.125%	3 Month New Zealand Bank Bill(2)	—	139,679	139,679
	89,910	08/19/17	0.524%	1 Day USOIS(1)	—	169,587	169,587
	368,205	09/09/17	0.539%	1 Day USOIS(1)	48,880	785,485	736,605
	88,420	10/21/17	0.590%	1 Day USOIS(1)	—	219,287	219,287
	87,240	11/01/17	0.639%	1 Day USOIS(1)	—	190,475	190,475
	172,470	11/14/17	0.675%	1 Day USOIS(1)	(15,704)	363,544	379,248
	86,340	11/22/17	0.716%	1 Day USOIS(1)	—	162,573	162,573
	63,660	02/21/18	0.941%	1 Day USOIS(1)	—	64,253	64,253
	25,085	09/30/18	0.747%	1 Day USOIS(1)	—	186,011	186,011
	86,560	11/17/18	1.080%	1 Day USOIS(1)	—	301,164	301,164

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest rate swap agreements outstanding at March 31, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
130,130	11/18/18	0.911%	1 Day USOIS(1)	$(7,470)	$647,776	$655,246
1,790	02/28/19	1.625%	3 Month LIBOR(1)	—	(1,959)	(1,959)
20,422	03/31/19	1.431%	1 Day USOIS(1)	—	(5,501)	(5,501)
20,412	03/31/19	1.431%	1 Day USOIS(1)	—	(5,236)	(5,236)
8,450	03/11/20	1.824%	3 Month LIBOR(1)	(1)	(7,286)	(7,285)
66,980	04/04/20	— (3)	— (3)	—	—	—
142,970	05/31/20	1.683%	3 Month LIBOR(1)	—	17,544	17,544
12,000	07/31/21	2.290%	3 Month LIBOR(1)	(1)	(175,339)	(175,338)
41,465	08/31/21	2.015%	3 Month LIBOR(1)	17,966	45,520	27,554
19,175	03/22/22	2.175%	U.S. CPI Urban Consumers NSA Index(1)	(1,367)	(31,540)	(30,173)
11,615	04/04/22	— (4)	— (4)	—	—	—
46,800	08/31/22	2.013%	3 Month LIBOR(1)	(254,479)	142,945	397,424
8,600	12/31/22	1.406%	3 Month LIBOR(1)	(1)	306,795	306,796
7,750	12/31/22	1.495%	3 Month LIBOR(1)	—	237,100	237,100
4,700	12/31/22	1.412%	3 Month LIBOR(1)	—	166,273	166,273
16,640	05/31/23	1.395%	3 Month LIBOR(1)	—	675,904	675,904
16,640	05/31/23	1.394%	3 Month LIBOR(1)	—	677,024	677,024
16,060	05/31/23	1.513%	3 Month LIBOR(1)	—	535,775	535,775
14,210	05/31/23	1.578%	3 Month LIBOR(1)	(27,343)	416,232	443,575
6,180	05/31/23	1.584%	3 Month LIBOR(1)	—	179,095	179,095
55,082	11/15/23	2.209%	3 Month LIBOR(1)	—	(60,942)	(60,942)
360	04/28/26	1.809%	3 Month LIBOR(1)	—	13,830	13,830
19,175	03/22/27	2.283%	U.S. CPI Urban Consumers NSA Index(2)	—	25,063	25,063
4,585	02/15/42	1.369%	1 Day USOIS(1)	—	765,666	765,666
2,935	09/27/46	1.380%	1 Day USOIS(1)	—	536,650	536,650

				$(435,383)	$7,629,950	$8,065,333

U.S. Government Agency Obligations and U.S. Treasury Obligations with a combined market value of $35,452,073 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared credit default and interest rate swap contracts as of March 31, 2017.

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

(3)	Portfolio pays the floating rate of 3 Month LIBOR plus 12 bps and receives 6 Month LIBOR.

(4)	Portfolio pays the floating rate of 6 Month LIBOR and receives 3 Month LIBOR plus 11.75 bps.

Total return swap agreement outstanding at March 31, 2017:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreement:
Credit Suisse First Boston Corp.	01/12/41	2,612	Pay variable payments based on 1 Month LIBOR and receive fixed payments based on IOS.FN30.450.10 Index	$(17,355)	$(5,708)	$(11,647)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$6,219,436,591	$1,400,455,869	$—
Preferred Stocks	2,935,925	12,000,821	—
Unaffiliated Exchange Traded Funds	12,373,104	—	—
Rights	991	—	—
Asset-Backed Securities
Collateralized Loan Obligations	—	342,736,064	40,710,275
Non-Residential Mortgage-Backed Securities	—	92,272,728	—
Residential Mortgage-Backed Securities	—	144,860,548	8,004,963
Bank Loans	—	27,472,325	—
Commercial Mortgage-Backed Securities	—	417,700,605	—
Corporate Bonds	—	1,035,676,843	—
Foreign Government Bonds	—	157,162,045	—
Municipal Bonds	—	15,485,578	—
Non-Corporate Foreign Agencies	—	26,294,542	—
Residential Mortgage-Backed Securities	—	141,826,948	31,423,367
U.S. Government Agency Obligations	—	255,607,787	—
Affilated Mutal Funds	1,969,711,937	—	—
U.S. Treasury Obligations	—	249,177,274	—
Options Purchased	107,578	6,548,288	—
Options Written	(19,125)	—	—
Other Financial Instruments*
Futures Contracts	4,597,607	—	—
Centrally Cleared Forward Rate Swap Agreements	—	(95,133)	—
OTC Forward Foreign Currency Exchange Contracts	—	389,608	—
Centrally Cleared Credit Default Swap Agreements	—	(1,268,828)	—
OTC Credit Default Swap Agreements	—	(99,979)	43,354
OTC Currency Swap Agreements	—	1,096,835	—
Centrally Cleared Interest Rate Swap Agreements	—	8,065,333	—
OTC Total Return Swap Agreements	—	(17,355)	—

Total	$8,209,144,608	$4,333,348,746	$80,181,959

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Credit contracts	$(1,325,453)
Equity contracts	7,521,495
Foreign exchange contracts	389,608
Interest rate contracts	12,763,524

Total	$19,349,174

AST QMA EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS — 92.7%
Brazil — 4.6%
Banco Bradesco SA	20,100	$206,419
BM&F Bovespa SA	6,194	38,166
BRF SA	11,300	139,364
CCR SA	8,300	47,855
Cosan SA Industria e Comercio	2,200	27,231
EDP - Energias do Brasil SA	96,200	427,132
Engie Brasil Energia SA	2,900	32,802
Fibria Celulose SA	4,600	42,318
Hypermarcas SA	59,400	550,246
Klabin SA, UTS	10,000	48,297
Localiza Rent a Car SA	19,200	256,973
M Dias Branco SA	10,000	407,398
Petroleo Brasileiro SA*	27,000	131,438
Qualicorp SA	81,400	516,388
Sul America SA, UTS	9,618	51,308
TIM Participacoes SA	204,200	654,880
Vale SA	23,301	222,843

		3,801,058

Chile — 1.5%
AES Gener SA	1,251,117	505,566
Banco de Credito e Inversiones	655	36,038
Cencosud SA	213,692	656,677

		1,198,281

China — 26.6%
Agricultural Bank of China Ltd. (Class H Stock)	601,000	277,169
Alibaba Group Holding Ltd., ADR*(a)	25,100	2,706,533
Anhui Conch Cement Co. Ltd. (Class H Stock)	21,500	73,122
ANTA Sports Products Ltd.	18,000	49,800
Baidu, Inc., ADR*	2,100	362,292
Bank of China Ltd. (Class H Stock)	2,087,000	1,037,827
Bank of Communications Co. Ltd. (Class H Stock)	155,000	120,654
China Cinda Asset Management Co. Ltd. (Class H Stock)	203,000	78,951
China CITIC Bank Corp. Ltd. (Class H Stock)	1,000,000	663,488
China Communications Construction Co. Ltd. (Class H Stock)	80,000	112,924
China Communications Services Corp. Ltd. (Class H Stock)	42,000	27,506
China Construction Bank Corp. (Class H Stock)	1,543,000	1,243,207
China Everbright Bank Co. Ltd. (Class H Stock)	1,017,000	497,399
China Everbright International Ltd.	113,000	152,178
China Everbright Ltd.	20,000	40,392
China Huarong Asset Management Co. Ltd. (Class H Stock), 144A*	1,290,000	528,157
China Medical System Holdings Ltd.	24,000	42,577
China Merchants Bank Co. Ltd. (Class H Stock)	36,000	95,269
China Minsheng Banking Corp. Ltd. (Class H Stock)	146,000	156,069

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China Mobile Ltd.	68,000	$747,830
China Railway Construction Corp. Ltd. (Class H Stock)	35,000	49,667
China Railway Group Ltd. (Class H Stock)	699,000	625,896
China State Construction International Holdings Ltd.	46,000	82,342
China Telecom Corp. Ltd. (Class H Stock)	1,294,000	632,090
China Vanke Co. Ltd. (Class H Stock)	236,300	639,079
CITIC Ltd.	78,000	111,318
Fuyao Glass Industry Group Co. Ltd. (Class H Stock), 144A	8,800	30,542
Geely Automobile Holdings Ltd.	475,000	727,965
GF Securities Co. Ltd. (Class H Stock)	24,600	51,569
Great Wall Motor Co. Ltd. (Class H Stock)	192,000	218,822
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	388,000	621,423
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	241,200	376,822
Haitian International Holdings Ltd.	137,000	318,942
Hengan International Group Co. Ltd.	18,000	133,954
Huadian Power International Corp. Ltd. (Class H Stock)	422,000	179,801
Huatai Securities Co. Ltd. (Class H Stock), 144A	26,000	50,631
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,965,000	1,285,794
JD.com, Inc., ADR*	31,200	970,632
Jiangsu Expressway Co. Ltd. (Class H Stock)	22,000	31,603
NetEase, Inc., ADR	2,000	568,000
New Oriental Education & Technology Group, Inc., ADR*	3,200	193,216
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	181,000	1,014,406
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	158,900	416,256
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	64,000	35,520
Sinopharm Group Co. Ltd. (Class H Stock)	21,200	98,420
Tencent Holdings Ltd.	86,800	2,500,666
Weichai Power Co. Ltd. (Class H Stock)	329,000	581,161
YY, Inc., ADR*	3,600	165,996
Zhejiang Expressway Co. Ltd. (Class H Stock)	108,000	141,267

		21,867,144

Greece — 1.2%
FF Group*	13,836	264,302
Hellenic Telecommunications Organization SA	9,676	90,908
JUMBO SA	33,114	521,906
OPAP SA	7,950	73,986

		951,102

Hong Kong — 0.4%
Nine Dragons Paper Holdings Ltd.	273,000	293,704
Sun Art Retail Group Ltd.	42,500	39,845

		333,549

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hungary — 0.7%
MOL Hungarian Oil & Gas PLC	5,201	$356,119
OTP Bank PLC	4,280	119,581
Richter Gedeon Nyrt	2,480	56,325

		532,025

India — 7.6%
Adani Ports & Special Economic Zone Ltd.*	3,411	17,841
Aurobindo Pharma Ltd.	4,750	49,393
Bharat Petroleum Corp. Ltd.	62,710	627,656
Cadila Healthcare Ltd.	3,777	25,710
HCL Technologies Ltd.	55,820	751,920
Hero MotoCorp Ltd.	891	44,214
Hindustan Petroleum Corp. Ltd.	76,258	617,384
Housing Development Finance Corp. Ltd.	5,999	138,789
Indiabulls Housing Finance Ltd.	5,110	78,514
Infosys Ltd.	2,866	45,183
JSW Steel Ltd.	14,994	43,462
Lupin Ltd.	4,048	90,099
Maruti Suzuki India Ltd.	1,780	164,913
NTPC Ltd.	221,311	565,846
Oil & Natural Gas Corp. Ltd.	192,614	548,807
Power Finance Corp. Ltd.	286,073	642,777
Reliance Industries Ltd., GDR, 144A*	952	38,366
Tata Consultancy Services Ltd.	21,575	807,960
Tech Mahindra Ltd.	31,475	222,600
Titan Co. Ltd.*	70,715	504,095
Vedanta Ltd., ADR	4,600	78,982
Yes Bank Ltd.	5,438	129,605

		6,234,116

Indonesia — 2.2%
Adaro Energy Tbk PT	298,000	39,143
Astra International Tbk PT	1,069,100	691,983
Bank Central Asia Tbk PT	217,400	269,935
Bank Negara Indonesia Persero Tbk PT	375,000	182,316
Gudang Garam Tbk PT	118,000	580,295
Waskita Karya Persero Tbk PT	90,200	16,039

		1,779,711

Malaysia — 2.2%
Astro Malaysia Holdings Bhd	38,100	23,582
CIMB Group Holdings Bhd	55,200	69,473
Genting Bhd	40,100	86,918
HAP Seng Consolidated Bhd	14,300	29,036
IOI Properties Group Bhd	34,900	16,321
Kuala Lumpur Kepong Bhd	7,600	42,368
Malayan Banking Bhd	301,700	607,897
Malaysia Airports Holdings Bhd	16,700	26,228
MISC Bhd	161,900	267,634
Petronas Chemicals Group Bhd	42,600	74,076
PPB Group Bhd	8,500	32,152
Public Bank Bhd	48,200	216,682
Tenaga Nasional Bhd	81,800	253,502
Westports Holdings Bhd	18,200	16,653

		1,762,522

Mexico — 3.0%
Arca Continental SAB de CV	7,500	52,077
Coca-Cola Femsa SAB de CV (Class L Stock)	14,600	104,621

	Shares	Value
COMMON STOCKS (Continued)
Mexico (cont’d.)
Fomento Economico Mexicano SAB de CV, UTS	17,800	$158,051
Gruma SAB de CV (Class B Stock)	38,070	537,959
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	69,500	674,945
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	3,875	67,134
Grupo Financiero Banorte SAB de CV (Class O Stock)	44,800	257,808
Grupo Mexico SAB de CV (Class B Stock)	100,900	302,718
Grupo Televisa SAB, UTS	44,700	231,591
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	27,100	58,840
OHL Mexico SAB de CV	14,200	20,069

		2,465,813

Peru — 0.2%
Credicorp Ltd.	1,200	195,960

Philippines — 0.1%
Aboitiz Equity Ventures, Inc.	36,190	53,689
Globe Telecom, Inc.	600	24,296
JG Summit Holdings, Inc.	9,780	15,857
Metro Pacific Investments Corp.	206,400	24,756

		118,598

Poland — 0.9%
Bank Zachodni WBK SA	6,842	590,363
CCC SA	500	29,985
Polski Koncern Naftowy ORLEN SA	5,878	148,255

		768,603

Qatar — 0.1%
Industries Qatar QSC	2,106	63,871
Qatar Islamic Bank SAQ	1,043	29,307

		93,178

Russia — 3.6%
Alrosa PJSC	22,800	36,854
Gazprom PJSC	230,050	523,302
Inter RAO UES PJSC	733,000	52,257
LUKOIL PJSC	9,343	495,886
Magnit PJSC, GDR, RegS	3,424	130,797
MMC Norilsk Nickel PJSC	518	82,123
Mobile TeleSystems PJSC, ADR	8,900	98,167
Moscow Exchange MICEX-RTS PJSC	24,540	48,613
Novatek PJSC, GDR, RegS	1,692	210,654
PhosAgro PJSC, GDR, RegS	2,150	31,390
Rosneft Oil Co. PJSC	35,330	203,277
Rostelecom PJSC	20,980	28,699
Sberbank of Russia PJSC, ADR	54,959	634,227
Severstal PJSC	9,440	135,803
Sistema PJSC FC, GDR, RegS	5,418	48,491
Surgutneftegas OJSC, ADR	12,191	62,418
Tatneft PJSC	20,460	126,415

		2,949,373

South Africa — 6.2%
Bid Corp. Ltd.	3,456	66,665
FirstRand Ltd.	62,998	217,978
Growthpoint Properties Ltd., REIT	278,760	537,349

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Africa (cont’d.)
Hyprop Investments Ltd., REIT	4,437	$40,528
Life Healthcare Group Holdings Ltd.	17,285	37,259
Mondi Ltd.	2,130	50,806
Naspers Ltd. (Class N Stock)	5,205	896,886
Nedbank Group Ltd.	3,689	66,285
Resilient REIT Ltd.	5,550	48,270
RMB Holdings Ltd.	13,144	57,369
Sanlam Ltd.	25,396	127,431
Sappi Ltd.	96,340	652,622
Shoprite Holdings Ltd.	46,791	676,729
SPAR Group Ltd. (The)	27,813	360,837
Standard Bank Group Ltd.	38,775	415,805
Steinhoff International Holdings NV	54,580	261,091
Telkom SA SOC Ltd.	84,338	471,932
Tiger Brands Ltd.	2,877	85,835
Truworths International Ltd.	8,045	51,927

		5,123,604

South Korea — 13.8%
Cheil Worldwide, Inc.	6,530	110,973
Hana Financial Group, Inc.	10,571	348,822
Hankook Tire Co. Ltd.	7,982	389,282
Hanssem Co. Ltd.	181	35,609
Hanwha Chemical Corp.	1,861	43,961
Hyundai Marine & Fire Insurance Co. Ltd.	9,157	286,608
Hyundai Motor Co.	191	26,918
Hyundai Steel Co.	7,706	403,537
Industrial Bank of Korea	4,387	47,822
KB Financial Group, Inc.	6,910	302,841
Korea Electric Power Corp.	5,225	217,492
KT Corp.	12,659	361,344
KT&G Corp.	5,753	501,811
LG Chem Ltd.	866	227,705
LG Corp.	1,747	109,735
LG Display Co. Ltd.	23,492	636,171
LG Electronics, Inc.	10,660	647,590
LG Household & Health Care Ltd.	169	122,603
LG Uplus Corp.	46,877	599,949
Lotte Chemical Corp.	1,915	634,575
POSCO	1,278	331,930
Samsung Electronics Co. Ltd.	1,477	2,718,294
Shinhan Financial Group Co. Ltd.	7,763	323,462
SK Holdings Co. Ltd.	798	173,807
SK Hynix, Inc.	22,120	999,094
SK Telecom Co. Ltd.	2,961	669,039
Woori Bank	7,500	87,128

		11,358,102

Taiwan — 12.6%
AU Optronics Corp.	1,402,000	546,128
Catcher Technology Co. Ltd.	5,000	49,415
Cathay Financial Holding Co. Ltd.	507,600	814,746
Chailease Holding Co. Ltd.	231,000	539,763
China Airlines Ltd.	894,000	310,811
China Steel Corp.	208,000	173,436
CTBC Financial Holding Co. Ltd.	310,000	191,532
Far Eastern New Century Corp.	57,000	49,419
Feng TAY Enterprise Co. Ltd.	6,000	23,909
First Financial Holding Co. Ltd.	1,159,205	706,772

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Formosa Chemicals & Fibre Corp.	57,000	$177,329
Formosa Petrochemical Corp.	169,000	590,322
Formosa Plastics Corp.	225,000	670,952
Foxconn Technology Co. Ltd.	16,480	50,246
Highwealth Construction Corp.	162,000	284,801
Hon Hai Precision Industry Co. Ltd.	315,085	944,968
Hua Nan Financial Holdings Co. Ltd.	133,000	74,291
Innolux Corp.	594,000	245,759
Largan Precision Co. Ltd.	2,000	315,000
Lite-On Technology Corp.	351,021	605,041
Nanya Technology Corp.	12,000	19,143
Pou Chen Corp.	40,000	55,360
Powertech Technology, Inc.	156,000	453,969
President Chain Store Corp.	10,000	82,380
Taiwan Semiconductor Manufacturing Co. Ltd.	373,000	2,338,946
Uni-President Enterprises Corp.	11,000	20,622

		10,335,060

Thailand — 3.1%
Bangkok Bank PCL	93,200	504,710
Bumrungrad Hospital PCL	6,300	33,551
Charoen Pokphand Foods PCL	736,700	594,934
Glow Energy PCL	32,400	77,788
Krung Thai Bank PCL	61,200	36,333
PTT Exploration & Production PCL	24,400	66,037
PTT Global Chemical PCL	37,700	80,364
PTT PCL	65,800	741,058
Siam Cement PCL (The)	24,400	383,410
Thai Oil PCL	14,500	31,859

		2,550,044

Turkey — 2.0%
Akbank TAS	40,310	94,641
Arcelik A/S	15,803	98,588
Eregli Demir ve Celik Fabrikalari TAS	25,628	41,618
Ford Otomotiv Sanayi A/S	39,624	387,924
Haci Omer Sabanci Holding A/S	16,854	46,372
KOC Holding A/S	55,107	232,792
Petkim Petrokimya Holding A/S	13,845	19,320
Turkcell Iletisim Hizmetleri A/S*	16,032	52,812
Turkiye Garanti Bankasi A/S	239,935	585,108
Turkiye Is Bankasi (Class C Stock)*	38,878	70,955
Turkiye Sise ve Cam Fabrikalari A/S	14,419	16,551

		1,646,681

United Arab Emirates — 0.1%
DP World Ltd.	3,012	64,758
Dubai Islamic Bank PJSC	21,916	33,397

		98,155

TOTAL COMMON STOCKS (cost $68,466,076)		76,162,679

PREFERRED STOCKS — 4.6%
Brazil — 2.6%
Banco Bradesco SA (PRFC)	3,410	35,161
Cia Paranaense de Energia (PRFC B)	2,500	25,890
Itau Unibanco Holding SA (PRFC)	102,900	1,249,026
Petroleo Brasileiro SA (PRFC)*	5,000	23,270

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Brazil (cont’d.)
Suzano Papel e Celulose SA (PRFC A)	8,000	$33,859
Vale SA (PRFC)	81,600	738,169

		2,105,375

Chile — 0.0%
Embotelladora Andina SA (PRFC B)	4,663	18,167

Colombia — 0.2%
Grupo Aval Acciones y Valores SA (PRFC)	432,269	175,916

Russia — 0.0%
Transneft PJSC (PRFC)	8	24,625

South Korea — 1.8%
LG Household & Health Care Ltd. (PRFC)	69	31,478
Samsung Electronics Co. Ltd. (PRFC)	1,000	1,432,390

		1,463,868

TOTAL PREFERRED STOCKS (cost $2,979,576)		3,787,951

	Units
RIGHTS* — 0.0%
South Africa — 0.0%

Life Healthcare Group Holdings Ltd.,expiring 04/13/17 (cost $0)	5,914	1,984

	Shares
UNAFFILIATED EXCHANGE TRADED FUND — 0.7%

iShares MSCI Emerging Markets ETF(a) (cost $574,444)	15,000	590,850

TOTAL LONG-TERM INVESTMENTS (cost $72,020,096)		80,543,464

SHORT-TERM INVESTMENTS — 5.8%
AFFILIATED MUTUAL FUNDS — 5.6%
Prudential Investment Portfolios 2 -
Prudential Core Ultra Short Bond Fund(w)	1,546,448	1,546,448

Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $3,035,914; includes $3,032,279 of cash collateral for securities on loan)(b)(w)	3,035,108	3,035,715

TOTAL AFFILIATED MUTUAL FUNDS (cost $4,582,362)		4,582,163

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.2%
U.S. Treasury Bills
0.745%	06/15/17	200	199,708

(cost $199,698)

Value
TOTAL SHORT-TERM INVESTMENTS
(cost $4,782,060)	$4,781,871

TOTAL INVESTMENTS — 103.8% (cost $76,802,156)	85,325,335
Liabilities in excess of other assets(z) — (3.8)%	(3,156,839)

NET ASSETS — 100.0%	$82,168,496

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,940,979; cash collateral of $3,032,279 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Position:
37	Mini MSCI Emerging Markets Index	Jun. 2017	$1,737,705	$1,778,590	$40,885

A U.S. Treasury Obligation with a market value of $199,708 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at March 31, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Brazil	$3,801,058	$—	$—
Chile	1,198,281	—	—
China	4,966,669	16,900,475	—
Greece	—	951,102	—
Hong Kong	—	333,549	—
Hungary	—	532,025	—
India	117,348	6,116,768	—
Indonesia	—	1,779,711	—
Malaysia	—	1,762,522	—
Mexico	2,465,813	—	—
Peru	195,960	—	—
Philippines	—	118,598	—
Poland	—	768,603	—
Qatar	—	93,178	—
Russia	1,216,144	1,733,229	—
South Africa	—	5,123,604	—
South Korea	—	11,358,102	—
Taiwan	—	10,335,060	—
Thailand	1,661,924	888,120	—
Turkey	—	1,646,681	—
United Arab Emirates	64,758	33,397	—
Preferred Stocks
Brazil	2,105,375	—	—
Chile	18,167	—	—
Colombia	175,916	—	—
Russia	—	24,625	—
South Korea	—	1,463,868	—
Unaffiliated Exchange Traded Fund	590,850	—	—
Rights
South Africa	1,984	—	—
U.S. Treasury Obligation	—	199,708	—
Affiliated Mutual Funds	4,582,163	—	—
Other Financial Instruments*
Futures Contracts	40,885	—	—

Total	$23,203,295	$62,162,925	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2017 were as follows:

Banks	17.4%
Internet Software & Services	7.7
Oil, Gas & Consumable Fuels	6.9
Technology Hardware, Storage & Peripherals	5.9
Affiliated Mutual Funds (3.7% represents investments purchased with collateral from securities on loan)	5.6
Semiconductors & Semiconductor Equipment	4.6
Automobiles	3.5
Electronic Equipment, Instruments & Components	3.3
Metals & Mining	3.2
Wireless Telecommunication Services	2.8
Insurance	2.8
Diversified Telecommunication Services	2.7
Food & Staples Retailing	2.5
Chemicals	2.4
Food Products	2.3
IT Services	2.2
Diversified Financial Services	1.9
Independent Power & Renewable Electricity Producers	1.7
Real Estate Management & Development	1.6
Media	1.5
Transportation Infrastructure	1.3
Healthcare Providers & Services	1.3
Tobacco	1.3
Paper & Forest Products	1.3
Household Durables	1.3

Electric Utilities	1.2%
Internet & Direct Marketing Retail	1.2
Machinery	1.1
Construction & Engineering	1.1
Industrial Conglomerates	1.0
Specialty Retail	1.0
Capital Markets	1.0
Pharmaceuticals	1.0
Textiles, Apparel & Luxury Goods	0.8
Equity Real Estate Investment Trusts (REITs)	0.8
Unaffiliated Exchange Traded Fund	0.7
Construction Materials	0.6
Auto Components	0.5
Beverages	0.4
Airlines	0.4
Personal Products	0.4
Marine	0.3
Road & Rail	0.3
Thrifts & Mortgage Finance	0.3
U.S. Treasury Obligation	0.2
Diversified Consumer Services	0.2
Hotels, Restaurants & Leisure	0.2
Commercial Services & Supplies	0.2
Household Products	0.1
Containers & Packaging	0.1

103.8
Liabilities in excess of other assets	(3.8)

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Equity contracts	$42,869

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.3%
COMMON STOCKS — 95.2%
Australia — 7.4%
Aristocrat Leisure Ltd.	453,712	$6,227,892
ASX Ltd.	43,737	1,686,729
Australia & New Zealand Banking Group Ltd.	181,245	4,400,753
Bendigo & Adelaide Bank Ltd.	525,684	4,870,391
Coca-Cola Amatil Ltd.	561,095	4,638,893
Cochlear Ltd.	3,473	358,769
Commonwealth Bank of Australia	184,177	12,077,421
CSL Ltd.	28,390	2,718,225
Fortescue Metals Group Ltd.	1,238,886	5,901,019
Goodman Group, REIT	112,454	664,871
GPT Group (The), REIT	88,645	348,876
Macquarie Group Ltd.	5,083	350,202
QBE Insurance Group Ltd.	86,123	847,867
Ramsay Health Care Ltd.	8,903	475,262
Sonic Healthcare Ltd.	220,319	3,722,172
South32 Ltd.	332,658	701,297
Stockland	1,436,397	5,093,540
Treasury Wine Estates Ltd.	46,155	431,163
Wesfarmers Ltd.	53,100	1,828,125
Westpac Banking Corp.(a)	213,709	5,712,944

		63,056,411

Austria — 0.4%
voestalpine AG	87,651	3,447,184

Belgium — 0.1%
KBC Group NV	18,178	1,205,077

Denmark — 2.3%
AP Moller - Maersk A/S (Class A Stock)	228	367,444
Danske Bank A/S	183,799	6,266,797
ISS A/S	93,979	3,552,854
Novo Nordisk A/S (Class B Stock)	63,945	2,195,803
Vestas Wind Systems A/S	83,236	6,770,437

		19,153,335

Finland — 1.6%
Neste OYJ	131,074	5,125,380
Orion OYJ (Class B Stock)	41,689	2,174,686
UPM-Kymmene OYJ(a)	245,118	5,755,160
Wartsila OYJ Abp(a)	9,349	499,827

		13,555,053

France — 9.5%
Arkema SA	4,189	412,370
Atos SE	21,646	2,675,034
AXA SA	120,391	3,110,406
BNP Paribas SA	147,797	9,835,043
Bouygues SA	12,743	517,939
Capgemini SA	10,268	947,797
Carrefour SA	34,768	819,177
Casino Guichard Perrachon SA	7,160	400,054
Christian Dior SE	3,339	775,075
Cie de Saint-Gobain	30,346	1,556,962
Cie Generale des Etablissements Michelin	9,139	1,110,555
Credit Agricole SA	506,283	6,843,282
Danone SA	13,722	933,441
Eutelsat Communications SA	115,461	2,573,349

	Shares	Value
COMMON STOCKS (Continued)
France (cont’d.)
Hermes International	11,391	$5,392,341
JCDecaux SA	9,627	338,127
Kering	4,542	1,173,951
L’Oreal SA	13,967	2,686,388
LVMH Moet Hennessy Louis Vuitton SE	17,529	3,852,753
Natixis SA	401,684	2,472,840
Orange SA	121,241	1,882,343
Pernod Ricard SA	8,493	1,004,052
Peugeot SA*	77,874	1,565,077
Sanofi	129,532	11,709,118
Societe Generale SA	130,169	6,595,076
Sodexo SA	5,572	654,692
Thales SA	14,894	1,438,707
TOTAL SA	141,128	7,135,934

		80,411,883

Germany — 7.2%
adidas AG	11,631	2,212,596
Allianz SE	39,691	7,360,573
BASF SE	57,333	5,676,769
Bayer AG	98,618	11,362,162
Bayerische Motoren Werke AG	17,732	1,617,905
Covestro AG, 144A	34,522	2,659,539
Deutsche Lufthansa AG	350,619	5,688,061
Deutsche Post AG	46,895	1,604,918
Deutsche Telekom AG	289,439	5,071,749
Evonik Industries AG	10,336	336,897
Fresenius SE & Co. KGaA	25,536	2,051,977
Hannover Rueck SE	26,442	3,046,966
K+S AG	13,577	315,585
Merck KGaA	8,086	921,429
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	4,659	912,013
SAP SE	10,323	1,012,772
Siemens AG	65,402	8,958,285
TUI AG	30,877	427,592

		61,237,788

Hong Kong — 3.5%
BOC Hong Kong Holdings Ltd.	1,607,500	6,570,371
Cheung Kong Property Holdings Ltd.	170,000	1,146,791
CK Hutchison Holdings Ltd.	164,500	2,025,313
CLP Holdings Ltd.	103,000	1,078,253
Galaxy Entertainment Group Ltd. (Class L Stock)	137,000	750,370
Henderson Land Development Co. Ltd.	400	2,480
Jardine Matheson Holdings Ltd.	15,100	970,175
Link REIT	138,000	967,208
MTR Corp. Ltd.	88,000	494,421
NWS Holdings Ltd.	180,000	328,633
Sun Hung Kai Properties Ltd.	424,000	6,232,911
WH Group Ltd., 144A	4,992,000	4,304,706
Wharf Holdings Ltd. (The)	87,000	747,681
Wheelock & Co. Ltd.	533,000	4,216,191

		29,835,504

Israel — 1.3%
Bank Hapoalim BM	65,731	400,577
Check Point Software Technologies Ltd.*(a)	59,800	6,139,067

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Israel (cont’d.)
Mizrahi Tefahot Bank Ltd.	97,016	$1,644,390
Teva Pharmaceutical Industries Ltd.	96,709	3,162,598

		11,346,632

Italy — 2.4%
Atlantia SpA	25,921	668,663
Enel SpA	1,612,788	7,588,942
Ferrari NV	7,771	579,184
Mediobanca SpA	39,610	357,136
Telecom Italia SpA*	6,947,170	5,072,017
Telecom Italia SpA*	6,426,505	5,785,068
Terna Rete Elettrica Nazionale SpA	92,465	458,394

		20,509,404

Japan — 23.4%
Aisin Seiki Co. Ltd.	106,200	5,230,577
Alfresa Holdings Corp.	79,300	1,378,558
Amada Holdings Co. Ltd.	28,000	320,516
Aozora Bank Ltd.	87,000	321,179
Asahi Glass Co. Ltd.	560,000	4,543,602
Asahi Group Holdings Ltd.	23,500	889,811
Asahi Kasei Corp.	77,000	748,165
Astellas Pharma, Inc.	140,300	1,850,406
Bandai Namco Holdings, Inc.	12,300	368,701
Brother Industries Ltd.	169,600	3,546,708
Chubu Electric Power Co., Inc.	40,700	546,721
Daiichi Sankyo Co. Ltd.	37,800	852,809
Daikin Industries Ltd.	14,200	1,431,903
Daiwa House Industry Co. Ltd.	35,300	1,014,662
FUJIFILM Holdings Corp.	26,500	1,038,743
Fujitsu Ltd.	118,000	724,329
Hitachi Chemical Co. Ltd.	11,700	325,009
Hitachi High-Technologies Corp.	74,300	3,035,130
Hitachi Ltd.	398,000	2,161,041
Honda Motor Co. Ltd.	102,800	3,103,434
Hoya Corp.	8,400	405,811
ITOCHU Corp.(a)	457,500	6,513,131
Japan Tobacco, Inc.	125,800	4,094,482
JTEKT Corp.	70,459	1,096,126
Kajima Corp.	466,000	3,048,132
Kao Corp.	29,200	1,603,563
KDDI Corp.	143,600	3,776,795
Keyence Corp.	6,100	2,447,154
Koito Manufacturing Co. Ltd.	73,000	3,804,647
Konami Holdings Corp.	7,300	310,064
Kuraray Co. Ltd.	32,200	489,846
Kyocera Corp.	88,500	4,944,263
Marubeni Corp.	103,600	639,931
Medipal Holdings Corp.	150,800	2,369,394
Mitsubishi Chemical Holdings Corp.	716,600	5,563,633
Mitsubishi Corp.	94,600	2,050,226
Mitsubishi Electric Corp.	75,900	1,093,590
Mitsubishi Estate Co. Ltd.	79,000	1,439,907
Mitsubishi Gas Chemical Co., Inc.	176,200	3,669,959
Mitsubishi Materials Corp.	10,100	306,565
Mitsubishi Motors Corp.	813,700	4,881,206
Mitsubishi Tanabe Pharma Corp.(a)	186,000	3,883,503
Mitsubishi UFJ Financial Group, Inc.	86,600	545,508
Mitsui & Co. Ltd.	429,100	6,231,403

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Mitsui Chemicals, Inc.	415,000	$2,056,017
Mitsui Fudosan Co. Ltd.	54,000	1,152,998
Mizuho Financial Group, Inc.	1,532,500	2,813,022
MS&AD Insurance Group Holdings, Inc.	83,100	2,654,264
Nidec Corp.	14,800	1,413,468
Nikon Corp.	21,200	308,075
Nippon Building Fund, Inc.	72	394,696
Nippon Express Co. Ltd.	928,000	4,776,671
Nippon Telegraph & Telephone Corp.	156,000	6,669,518
Nissan Motor Co. Ltd.	153,200	1,477,213
NTT DOCOMO, Inc.	84,100	1,963,924
Obayashi Corp.	565,700	5,304,454
ORIX Corp.	395,500	5,870,224
Resona Holdings, Inc.	139,600	750,472
SBI Holdings, Inc.	22,600	315,789
Sega Sammy Holdings, Inc.	22,400	301,281
Seiko Epson Corp.	109,400	2,308,228
Sekisui Chemical Co. Ltd.	19,300	325,360
Sekisui House Ltd.	37,000	610,085
Sharp Corp.*(a)	495,000	2,082,254
Shimizu Corp.(a)	241,000	2,164,141
Shin-Etsu Chemical Co. Ltd.	24,300	2,112,140
Shionogi & Co. Ltd.	31,300	1,620,326
SoftBank Group Corp.	68,700	4,871,870
Sony Corp.	56,100	1,893,288
Sumitomo Corp.	159,600	2,153,142
Sumitomo Electric Industries Ltd.	46,900	779,636
Sumitomo Mitsui Financial Group, Inc.	81,500	2,966,500
Sumitomo Mitsui Trust Holdings, Inc.	18,800	651,456
Suzuki Motor Corp.	154,000	6,396,194
Taisei Corp.	485,000	3,546,868
Takashimaya Co. Ltd.	36,000	315,555
TDK Corp.	37,600	2,387,411
Teijin Ltd.	260,100	4,911,325
Toho Co. Ltd.	11,900	315,854
Tohoku Electric Power Co., Inc.	28,000	380,346
Tokio Marine Holdings, Inc.	141,700	5,988,860
Tokyo Electron Ltd.	62,000	6,787,539
Tokyu Corp.	66,000	468,939
Toyoda Gosei Co. Ltd.	18,300	466,744
Toyota Motor Corp.(a)	97,400	5,286,662

		198,653,652

Netherlands — 3.8%
ABN AMRO Group NV, GDR, 144A	32,674	792,299
ING Groep NV	634,980	9,590,939
NN Group NV	75,439	2,450,050
Randstad Holding NV(a)	89,244	5,144,754
Royal Dutch Shell PLC (Class A Stock)	271,451	7,154,964
Royal Dutch Shell PLC (Class B Stock)	232,712	6,397,105
Wolters Kluwer NV	18,979	787,676

		32,317,787

New Zealand — 0.1%
Auckland International Airport Ltd.	66,396	314,390
Ryman Healthcare Ltd.	84,243	496,416

		810,806

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Norway — 1.2%
Marine Harvest ASA*	320,290	$4,885,831
Norsk Hydro ASA	83,591	487,146
Statoil ASA	30,127	517,840
Yara International ASA	120,371	4,636,419

		10,527,236

Portugal — 0.8%
EDP - Energias de Portugal SA	526,984	1,781,823
Galp Energia SGPS SA	302,396	4,586,568

		6,368,391

Singapore — 0.6%
CapitaLand Ltd.	160,700	417,117
DBS Group Holdings Ltd.	107,100	1,483,538
Golden Agri-Resources Ltd.	3,406,300	938,053
Singapore Technologies Engineering Ltd.	131,500	350,621
Wilmar International Ltd.	875,400	2,209,088

		5,398,417

South Africa — 0.5%

Mondi PLC	159,068	3,843,291

Spain — 2.9%
Abertis Infraestructuras SA	39,585	637,227
Aena SA, 144A	4,234	669,225
Amadeus IT Group SA (Class A Stock)	98,562	4,994,014
Banco Santander SA	341,609	2,091,102
Distribuidora Internacional de Alimentacion SA	57,174	330,473
Endesa SA	80,494	1,889,168
Gas Natural SDG SA	21,109	461,735
Iberdrola SA	1,000,642	7,149,502
Industria de Diseno Textil SA	39,662	1,396,764
Mapfre SA	97,798	334,969
Red Electrica Corp. SA	26,676	511,498
Repsol SA	41,037	635,784
Telefonica SA	279,237	3,125,602

		24,227,063

Sweden — 3.2%
Alfa Laval AB	18,385	346,517
Atlas Copco AB (Class A Stock)	202,872	7,151,051
Atlas Copco AB (Class B Stock)	24,144	766,953
Boliden AB	212,063	6,312,127
Hexagon AB (Class B Stock)	16,114	646,731
ICA Gruppen AB(a)	137,977	4,706,102
Investor AB (Class B Stock)	28,485	1,197,707
Sandvik AB	64,678	966,092
Skanska AB (Class B Stock)	20,051	471,907
Svenska Cellulosa AB SCA (Class B Stock)	37,845	1,219,604
Swedbank AB (Class A Stock)(a)	56,563	1,308,780
Volvo AB (Class B Stock)(a)	137,333	2,025,936

		27,119,507

Switzerland — 7.7%
Adecco Group AG	71,865	5,102,732
Baloise Holding AG	3,048	418,832
Chocoladefabriken Lindt & Spruengli AG (CHI—X)	63	356,977
Chocoladefabriken Lindt & Spruengli AG (SWX)	6	398,028
Cie Financiere Richemont SA	50,087	3,959,987
Coca-Cola HBC AG*	13,629	351,847

	Shares	Value
COMMON STOCKS (Continued)
Switzerland (cont’d.)
EMS-Chemie Holding AG	558	$324,973
Galenica AG	281	296,244
Glencore PLC*	157,768	619,009
Lonza Group AG*	3,634	686,903
Nestle SA	182,116	13,977,725
Novartis AG	135,672	10,074,672
Partners Group Holding AG	8,422	4,526,095
Roche Holding AG	49,012	12,534,020
Schindler Holding AG	1,660	314,947
STMicroelectronics NV	37,720	580,423
Swiss Life Holding AG*	18,241	5,882,045
Swiss Prime Site AG*	4,370	384,771
Swiss Re AG	20,148	1,809,615
UBS Group AG	136,610	2,183,658
Wolseley PLC	13,227	832,790

		65,616,293

United Kingdom — 15.3%
3i Group PLC	61,192	574,534
Anglo American PLC*	87,436	1,335,931
Ashtead Group PLC	31,255	646,955
AstraZeneca PLC	22,975	1,412,662
Aviva PLC	254,082	1,695,502
BAE Systems PLC	198,074	1,594,135
Barratt Developments PLC	60,209	412,432
BP PLC	1,956,585	11,262,308
British American Tobacco PLC	191,939	12,734,367
British Land Co. PLC (The)	60,763	464,476
Centrica PLC	341,735	930,538
Coca-Cola European Partners PLC	13,383	499,884
Compass Group PLC	63,303	1,195,171
DCC PLC	5,608	493,685
Diageo PLC	158,916	4,550,582
Direct Line Insurance Group PLC	82,502	358,952
Dixons Carphone PLC	777,228	3,095,618
Fiat Chrysler Automobiles NV*	56,709	619,566
G4S PLC	96,893	369,367
GKN PLC	547,980	2,495,916
GlaxoSmithKline PLC	331,376	6,890,267
Hammerson PLC	97,866	699,777
Hargreaves Lansdown PLC	20,066	326,858
HSBC Holdings PLC	1,385,373	11,300,254
International Consolidated Airlines Group SA	51,676	341,335
Intertek Group PLC	9,718	478,346
J Sainsbury PLC	1,658,460	5,493,111
Kingfisher PLC	139,898	572,405
Land Securities Group PLC	420,627	5,586,441
Legal & General Group PLC	1,066,814	3,303,318
Lloyds Banking Group PLC	7,300,041	6,071,295
London Stock Exchange Group PLC	19,417	772,493
National Grid PLC	230,470	2,924,035
Persimmon PLC	150,427	3,946,686
Reckitt Benckiser Group PLC	38,369	3,502,763
RELX PLC	192,833	3,775,306
Rio Tinto Ltd.	26,083	1,204,316
Rio Tinto PLC	10,068	405,414
RSA Insurance Group PLC	63,406	465,647
Schroders PLC	65,464	2,484,466

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
SSE PLC	62,435	$1,153,864
St. James’s Place PLC	33,227	442,282
Standard Life PLC	125,187	556,625
Tate & Lyle PLC	484,353	4,641,365
Taylor Wimpey PLC	2,337,785	5,654,584
Unilever NV, CVA	99,219	4,926,154
Unilever PLC	80,474	3,969,553
Worldpay Group PLC, 144A	109,141	403,518
WPP PLC	42,554	932,742

		129,967,801

United States — 0.0%

QIAGEN NV*	13,298	386,030

TOTAL COMMON STOCKS (cost $752,126,311)		808,994,545

PREFERRED STOCK — 0.8%
Germany
Volkswagen AG (PRFC), 0.206% (cost $7,296,502)	47,230	6,885,240

UNAFFILIATED EXCHANGE TRADED FUND — 1.3%
iShares MSCI EAFE ETF (cost $10,459,156)	173,039	10,778,599

TOTAL LONG-TERM INVESTMENTS (cost $769,881,969)		826,658,384

SHORT-TERM INVESTMENTS — 5.8%
AFFILIATED MUTUAL FUNDS — 5.7%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	9,045,328	9,045,328
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $38,967,040; includes $38,945,407 of cash collateral for securities on loan)(b)(w)	38,958,687	38,966,478

TOTAL AFFILIATED MUTUAL FUNDS (cost $48,012,368)		48,011,806

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(k)(n) — 0.1%
U. S. Treasury Bills
0.504%	06/15/17	200	$199,708
0.750%	06/15/17	1,000	998,539

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,198,276)			1,198,247

TOTAL SHORT-TERM INVESTMENTS (cost $49,210,644)			49,210,053

TOTAL INVESTMENTS — 103.1% (cost $819,092,613)			875,868,437

Liabilities in excess of other assets(z) — (3.1)%			(26,496,285)

NET ASSETS — 100.0%			$849,372,152

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $37,054,456; cash collateral of $38,945,407 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Position:
256	Mini MSCI EAFE Index	Jun. 2017	$22,428,160	$22,809,600	$381,440

U.S. Treasury Obligation with a market value of $1,198,247 has been segregated with Credit Suisse First Boston Corp. to cover requirements for open futures contracts at March 31, 2017.

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$63,056,411	$—
Austria	—	3,447,184	—
Belgium	—	1,205,077	—
Denmark	—	19,153,335	—
Finland	—	13,555,053	—
France	—	80,411,883	—
Germany	—	61,237,788	—
Hong Kong	970,175	28,865,329	—
Israel	6,139,067	5,207,565	—
Italy	—	20,509,404	—
Japan	—	198,653,652	—
Netherlands	—	32,317,787	—
New Zealand	—	810,806	—
Norway	—	10,527,236	—
Portugal	—	6,368,391	—
Singapore	—	5,398,417	—
South Africa	—	3,843,291	—
Spain	—	24,227,063	—
Sweden	—	27,119,507	—
Switzerland	—	65,616,293	—
United Kingdom	—	129,967,801	—
United States	—	386,030	—
Preferred Stock
Germany	—	6,885,240	—
Unaffiliated Exchange Traded Fund	10,778,599	—	—
Affiliated Mutual Funds	48,011,806	—	—
U.S. Treasury Obligations	—	1,198,247	—
Other Financial Instruments*
Futures Contracts	381,440	—	—

Total	$66,281,087	$809,968,790	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2017 were as follows:

Banks	12.9%
Pharmaceuticals	8.4
Affiliated Mutual Funds (4.6% represents investments
purchased with collateral from securities on loan)	5.7
Oil, Gas & Consumable Fuels	5.0
Insurance	4.9
Chemicals	4.0

Food Products	3.8%
Automobiles	3.8
Diversified Telecommunication Services	3.2
Electric Utilities	2.7
Metals & Mining	2.4
Trading Companies & Distributors	2.2
Textiles, Apparel & Luxury Goods	2.0
Tobacco	2.0
Real Estate Management & Development	2.0
Electronic Equipment, Instruments & Components	1.8
Professional Services	1.8
Household Durables	1.8
Construction & Engineering	1.8
Equity Real Estate Investment Trusts (REITs)	1.7

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Auto Components	1.6%
Food & Staples Retailing	1.6
Machinery	1.6
Capital Markets	1.6
Personal Products	1.6
Industrial Conglomerates	1.5
Beverages	1.5
Unaffiliated Exchange Traded Fund	1.3
Wireless Telecommunication Services	1.2
Health Care Providers & Services	1.2
IT Services	1.1
Paper & Forest Products	1.1
Electrical Equipment	1.1
Hotels, Restaurants & Leisure	1.1
Building Products	0.9
Software	0.9
Semiconductors & Semiconductor Equipment	0.9
Diversified Financial Services	0.8
Technology Hardware, Storage & Peripherals	0.8
Airlines	0.7

Road & Rail	0.7%
Specialty Retail	0.6
Household Products	0.6
Media	0.5
Commercial Services & Supplies	0.5
Multi-Utilities	0.5
Aerospace & Defense	0.4
Biotechnology	0.3
Transportation Infrastructure	0.3
Air Freight & Logistics	0.2
U.S. Treasury Obligations	0.1
Life Sciences Tools & Services	0.1
Health Care Equipment & Supplies	0.1
Leisure Products	0.1
Gas Utilities	0.1

103.1
Liabilities in excess of other assets	(3.1)

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Equity contracts	$381,440

AST QMA LARGE-CAP PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 99.6%
COMMON STOCKS
Aerospace & Defense — 3.0%
Boeing Co. (The)	49,100	$8,683,826
Huntington Ingalls Industries, Inc.	73,700	14,757,688
Lockheed Martin Corp.	126,300	33,797,880
Northrop Grumman Corp.	108,600	25,829,424
Spirit AeroSystems Holdings, Inc. (Class A Stock)	121,600	7,043,072

		90,111,890

Air Freight & Logistics — 0.5%
FedEx Corp.	73,700	14,382,555

Airlines — 0.4%
Southwest Airlines Co.	245,400	13,192,704

Auto Components — 1.1%
Adient PLC	72,800	5,290,376
Cooper-Standard Holdings, Inc.*	39,400	4,370,642
Dana, Inc.	213,500	4,122,685
Lear Corp.	139,500	19,750,410

		33,534,113

Automobiles — 1.3%
General Motors Co.	850,700	30,080,752
Thor Industries, Inc.	99,400	9,555,322

		39,636,074

Banks — 7.6%
Bank of America Corp.	2,786,600	65,735,894
Citigroup, Inc.	847,800	50,715,396
JPMorgan Chase & Co.	796,600	69,973,344
PNC Financial Services Group, Inc. (The)	234,500	28,196,280
Popular, Inc. (Puerto Rico)	39,600	1,612,908
Wells Fargo & Co.	182,900	10,180,214

		226,414,036

Beverages — 1.8%
National Beverage Corp.(a)	21,800	1,842,754
PepsiCo, Inc.	457,400	51,164,764

		53,007,518

Biotechnology — 4.2%
AbbVie, Inc.	135,300	8,816,148
Amgen, Inc.	235,700	38,671,299
Biogen, Inc.*	51,900	14,190,498
Celgene Corp.*	313,600	39,021,248
Gilead Sciences, Inc.	360,000	24,451,200

		125,150,393

Building Products — 0.1%
Universal Forest Products, Inc.	26,700	2,631,018

Capital Markets — 1.9%
Goldman Sachs Group, Inc. (The)	181,200	41,625,264
Raymond James Financial, Inc.	209,400	15,968,844

		57,594,108

Chemicals — 2.4%
AdvanSix, Inc.*	7,872	215,063
Chemours Co. (The)	422,400	16,262,400
LyondellBasell Industries NV (Class A Stock)	307,200	28,013,568

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Olin Corp.	91,300	$3,001,031
Sherwin-Williams Co. (The)	66,000	20,472,540
Trinseo SA	48,400	3,247,640

		71,212,242

Commercial Services & Supplies — 0.1%
Steelcase, Inc. (Class A Stock)	131,300	2,199,275

Communications Equipment — 0.2%
Cisco Systems, Inc.	170,600	5,766,280
F5 Networks, Inc.*	2,200	313,654

		6,079,934

Construction & Engineering — 0.3%
Argan, Inc.	41,900	2,771,685
EMCOR Group, Inc.	39,400	2,480,230
KBR, Inc.	95,400	1,433,862
MasTec, Inc.*	58,200	2,330,910

		9,016,687

Consumer Finance — 0.8%
Capital One Financial Corp.	289,500	25,088,070

Containers & Packaging — 0.3%
Greif, Inc. (Class A Stock)	12,800	705,152
Owens-Illinois, Inc.*	336,900	6,866,022

		7,571,174

Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc. (Class B Stock)*	93,700	15,617,916
Leucadia National Corp.	133,300	3,465,800

		19,083,716

Diversified Telecommunication Services — 3.0%
AT&T, Inc.	802,140	33,328,917
Verizon Communications, Inc.	1,134,800	55,321,500

		88,650,417

Electric Utilities — 2.0%
American Electric Power Co., Inc.	86,100	5,779,893
Duke Energy Corp.	18,700	1,533,587
Exelon Corp.	192,300	6,918,954
FirstEnergy Corp.	689,200	21,930,344
PPL Corp.	634,600	23,727,694

		59,890,472

Electrical Equipment — 0.8%
Emerson Electric Co.	354,900	21,244,314
EnerSys	31,100	2,455,034

		23,699,348

Energy Equipment & Services — 0.1%
McDermott International, Inc.*(a)	213,700	1,442,475

Equity Real Estate Investment Trusts (REITs) — 1.3%
Brixmor Property Group, Inc.	113,900	2,444,294
CoreCivic, Inc.	243,100	7,638,202
Franklin Street Properties Corp.	98,500	1,195,790
GEO Group, Inc. (The)	227,800	10,563,086
Outfront Media, Inc.	117,700	3,124,935
Ryman Hospitality Properties, Inc.	27,700	1,712,691
Spirit Realty Capital, Inc.	621,400	6,294,782

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
VEREIT, Inc.	622,300	$5,283,327

		38,257,107

Food & Staples Retailing — 1.6%
Walgreens Boots Alliance, Inc.	100,000	8,305,000
Wal-Mart Stores, Inc.	554,200	39,946,736

		48,251,736

Food Products — 2.1%
Bunge Ltd.	93,300	7,394,958
Conagra Brands, Inc.	623,000	25,131,820
Lamb Weston Holdings, Inc.	58,866	2,475,904
Sanderson Farms, Inc.(a)	34,500	3,582,480
Tyson Foods, Inc. (Class A Stock)	405,600	25,029,576

		63,614,738

Gas Utilities — 0.4%
UGI Corp.	240,800	11,895,520

Health Care Equipment & Supplies — 4.0%
Abbott Laboratories	625,700	27,787,337
Baxter International, Inc.	248,400	12,882,024
Becton, Dickinson and Co.	154,200	28,286,448
C.R. Bard, Inc.	19,200	4,771,968
Danaher Corp.	315,500	26,984,715
Hologic, Inc.*	423,800	18,032,690

		118,745,182

Health Care Providers & Services — 3.6%
Aetna, Inc.	181,300	23,124,815
Anthem, Inc.	12,500	2,067,250
Express Scripts Holding Co.*	404,900	26,686,959
HCA Holdings, Inc.*	45,500	4,049,045
UnitedHealth Group, Inc.	306,900	50,334,669

		106,262,738

Hotels, Restaurants & Leisure — 1.7%
Aramark	114,300	4,214,241
Extended Stay America, Inc., UTS	325,600	5,190,064
International Game Technology PLC	83,000	1,967,100
McDonald’s Corp.	312,100	40,451,281

		51,822,686

Household Durables — 1.0%
D.R. Horton, Inc.	742,100	24,719,351
Lennar Corp. (Class A Stock)	28,700	1,469,153
NVR, Inc.*	1,900	4,003,072

		30,191,576

Household Products — 1.9%
Kimberly-Clark Corp.	205,800	27,089,454
Procter & Gamble Co. (The)	330,800	29,722,380

		56,811,834

Independent Power & Renewable Electricity Producers — 0.7%
AES Corp.	1,145,900	12,811,162
NRG Energy, Inc.	464,700	8,689,890

		21,501,052

Industrial Conglomerates — 0.9%
3M Co.	40,000	7,653,200
Carlisle Cos., Inc.	42,100	4,479,861

	Shares	Value
COMMON STOCKS (Continued)
Industrial Conglomerates (cont’d.)
General Electric Co.	503,246	$14,996,731

		27,129,792

Insurance — 1.8%
Aflac, Inc.	206,400	14,947,488
Allstate Corp. (The)	363,600	29,629,764
Loews Corp.	62,800	2,937,156
Unum Group	141,300	6,625,557

		54,139,965

Internet & Direct Marketing Retail — 1.2%
Amazon.com, Inc.*	20,900	18,528,686
HSN, Inc.	22,200	823,620
Liberty Interactive Corp. QVC Group (Class A Stock)*	122,900	2,460,458
Netflix, Inc.*	72,600	10,731,006
Nutrisystem, Inc.	31,200	1,731,600

		34,275,370

Internet Software & Services — 5.9%
Alphabet, Inc. (Class A Stock)*	42,240	35,811,072
Alphabet, Inc. (Class C Stock)*	73,178	60,705,542
Facebook, Inc. (Class A Stock)*	549,000	77,985,450

		174,502,064

IT Services — 2.2%
Accenture PLC (Class A Stock)	238,100	28,543,428
Booz Allen Hamilton Holding Corp.	124,800	4,416,672
CACI International, Inc. (Class A Stock)*	23,300	2,733,090
Cognizant Technology Solutions Corp. (Class A Stock)*	511,200	30,426,624

		66,119,814

Machinery — 2.0%
Crane Co.	14,600	1,092,518
Cummins, Inc.	9,100	1,375,920
Fortive Corp.	330,500	19,902,710
Illinois Tool Works, Inc.	96,000	12,717,120
Oshkosh Corp.	69,900	4,794,441
Pentair PLC (United Kingdom)	93,500	5,869,930
Stanley Black & Decker, Inc.	93,000	12,356,910

		58,109,549

Media — 1.7%
Cinemark Holdings, Inc.	64,100	2,842,194
Comcast Corp. (Class A Stock)	123,200	4,631,088
Discovery Communications, Inc. (Class C Stock)*	125,000	3,538,750
DISH Network Corp. (Class A Stock)*	39,000	2,476,110
MSG Networks, Inc. (Class A Stock)*	46,600	1,088,110
TEGNA, Inc.	444,800	11,395,776
Twenty-First Century Fox, Inc. (Class A Stock)	154,100	4,991,299
Twenty-First Century Fox, Inc. (Class B Stock)	311,500	9,899,470
Walt Disney Co. (The)	90,400	10,250,456

		51,113,253

Metals & Mining — 1.7%
Alcoa Corp.	50,800	1,747,520

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Freeport-McMoRan, Inc.*	1,288,900	$17,219,704
Newmont Mining Corp.	61,300	2,020,448
Nucor Corp.	345,100	20,609,372
Southern Copper Corp. (Peru)(a)	40,700	1,460,723
Steel Dynamics, Inc.	258,100	8,971,556

		52,029,323

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Chimera Investment Corp.	89,000	1,796,020
Invesco Mortgage Capital, Inc.	95,500	1,472,610
PennyMac Mortgage Investment Trust	26,100	463,275

		3,731,905

Multiline Retail — 1.6%
Kohl’s Corp.(a)	86,500	3,443,565
Macy’s, Inc.	793,300	23,513,412
Target Corp.(a)	393,100	21,695,189

		48,652,166

Multi-Utilities — 0.3%
Public Service Enterprise Group, Inc.	175,100	7,765,685

Oil, Gas & Consumable Fuels — 6.9%
Anadarko Petroleum Corp.	202,300	12,542,600
Chevron Corp.	25,300	2,716,461
ConocoPhillips	676,300	33,727,081
Devon Energy Corp.	185,800	7,751,576
Exxon Mobil Corp.	377,300	30,942,373
Kinder Morgan, Inc.	1,268,800	27,583,712
Marathon Petroleum Corp.	28,200	1,425,228
Newfield Exploration Co.*	652,100	24,069,011
Phillips 66	207,400	16,430,228
Tesoro Corp.(a)	37,000	2,999,220
Valero Energy Corp.	405,000	26,847,450
Williams Cos., Inc. (The)	628,300	18,591,397

		205,626,337

Personal Products — 0.1%
Avon Products, Inc.*	960,600	4,226,640

Pharmaceuticals — 3.6%
Allergan PLC	149,000	35,599,080
Johnson & Johnson	255,400	31,810,070
Mallinckrodt PLC*	288,000	12,836,160
Merck & Co., Inc.	148,900	9,461,106
Pfizer, Inc.	501,300	17,149,473

		106,855,889

Professional Services — 0.1%
Insperity, Inc.	28,900	2,561,985

Real Estate Management & Development — 0.2%
CBRE Group, Inc. (Class A Stock)*	161,300	5,611,627

Road & Rail — 1.0%
Union Pacific Corp.	278,200	29,466,944

Semiconductors & Semiconductor Equipment — 4.9%
Applied Materials, Inc.	868,200	33,772,980
Intel Corp.	1,292,500	46,620,475
QUALCOMM, Inc.	604,200	34,644,828
Texas Instruments, Inc.	379,200	30,548,352

		145,586,635

	Shares	Value
COMMON STOCKS (Continued)
Software — 5.8%
Adobe Systems, Inc.*	196,000	$25,505,480
Electronic Arts, Inc.*	306,800	27,464,736
Intuit, Inc.	238,400	27,652,016
Microsoft Corp.	788,200	51,910,852
Oracle Corp.	902,400	40,256,064

		172,789,148

Specialty Retail — 1.9%
Asbury Automotive Group, Inc.*	52,500	3,155,250
Best Buy Co., Inc.(a)	104,400	5,131,260
Express, Inc.*	224,600	2,046,106
Foot Locker, Inc.	13,200	987,492
Francesca’s Holdings Corp.*	37,300	572,555
GameStop Corp. (Class A Stock)(a)	191,700	4,322,835
Gap, Inc. (The)(a)	262,700	6,380,983
Ross Stores, Inc.	385,900	25,419,233
Staples, Inc.	921,700	8,083,309

		56,099,023

Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.	601,800	86,454,588
Hewlett Packard Enterprise Co.	650,600	15,419,220
HP, Inc.	1,033,800	18,484,344
Seagate Technology PLC(a)	280,000	12,860,400

		133,218,552

Tobacco — 0.3%
Altria Group, Inc.	103,300	7,377,686
Philip Morris International, Inc.	20,300	2,291,870

		9,669,556

Trading Companies & Distributors — 0.1%
Applied Industrial Technologies, Inc.	35,600	2,201,860

TOTAL LONG-TERM INVESTMENTS (cost $2,629,828,001) 2,968,425,470

SHORT-TERM INVESTMENTS — 2.3%

AFFILIATED MUTUAL FUNDS — 2.2%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	8,200,493	8,200,493
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $57,864,344; includes $57,802,618 of cash collateral for securities on loan)(b)(w)	57,851,546	57,863,117

TOTAL AFFILIATED MUTUAL FUNDS (cost $66,064,837)		66,063,610

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U. S. Treasury Bills
0.745%	06/15/17	2,100	2,096,932

(cost $2,096,828)

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Value
TOTAL SHORT-TERM INVESTMENTS (cost $68,161,665)	68,160,542

TOTAL INVESTMENTS — 101.9% (cost $2,697,989,666)	$3,036,586,012
Liabilities in excess of other assets(z) — (1.9)%	(55,548,076)

NET ASSETS — 100.0%	$2,981,037,936

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $56,175,868; cash collateral of $57,802,618 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Position:
99	S&P 500 E-Mini Index	Jun. 2017	$11,730,623	$11,678,040	$(52,583)

A U.S. Treasury Obligation with a market value of $2,096,932 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at March 31, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$90,111,890	$—	$—
Air Freight & Logistics	14,382,555	—	—
Airlines	13,192,704	—	—
Auto Components	33,534,113	—	—
Automobiles	39,636,074	—	—
Banks	226,414,036	—	—
Beverages	53,007,518	—	—
Biotechnology	125,150,393	—	—
Building Products	2,631,018	—	—
Capital Markets	57,594,108	—	—
Chemicals	71,212,242	—	—
Commercial Services & Supplies	2,199,275	—	—
Communications Equipment	6,079,934	—	—
Construction & Engineering	9,016,687	—	—
Consumer Finance	25,088,070	—	—
Containers & Packaging	7,571,174	—	—
Diversified Financial Services	19,083,716	—	—
Diversified Telecommunication Services	88,650,417	—	—
Electric Utilities	59,890,472	—	—
Electrical Equipment	23,699,348	—	—
Energy Equipment & Services	1,442,475	—	—
Equity Real Estate Investment Trusts (REITs)	38,257,107	—	—
Food & Staples Retailing	48,251,736	—	—
Food Products	63,614,738	—	—

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Level 1	Level 2	Level 3
Gas Utilities	$11,895,520	$—	$—
Health Care Equipment & Supplies	118,745,182	—	—
Health Care Providers & Services	106,262,738	—	—
Hotels, Restaurants & Leisure	51,822,686	—	—
Household Durables	30,191,576	—	—
Household Products	56,811,834	—	—
Independent Power & Renewable Electricity Producers	21,501,052	—	—
Industrial Conglomerates	27,129,792	—	—
Insurance	54,139,965	—	—
Internet & Direct Marketing Retail	34,275,370	—	—
Internet Software & Services	174,502,064	—	—
IT Services	66,119,814	—	—
Machinery	58,109,549	—	—
Media	51,113,253	—	—
Metals & Mining	52,029,323	—	—
Mortgage Real Estate Investment Trusts (REITs)	3,731,905	—	—
Multiline Retail	48,652,166	—	—
Multi-Utilities	7,765,685	—	—
Oil, Gas & Consumable Fuels	205,626,337	—	—
Personal Products	4,226,640	—	—
Pharmaceuticals	106,855,889	—	—
Professional Services	2,561,985	—	—
Real Estate Management & Development	5,611,627	—	—
Road & Rail	29,466,944	—	—
Semiconductors & Semiconductor Equipment	145,586,635	—	—
Software	172,789,148	—	—
Specialty Retail	56,099,023	—	—
Technology Hardware, Storage & Peripherals	133,218,552	—	—
Tobacco	9,669,556	—	—
Trading Companies & Distributors	2,201,860	—	—
U.S. Treasury Obligation	—	2,096,932	—
Affiliated Mutual Funds	66,063,610	—	—
Other Financial Instruments*
Futures Contracts	(52,583)	—	—

Total	$3,034,436,497	$2,096,932	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Equity contracts	$(52,583)

AST QMA US EQUITY ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 126.8%
COMMON STOCKS
Aerospace & Defense — 2.8%
Boeing Co. (The)	1,900	$336,034
BWX Technologies, Inc.	16,200	771,120
Huntington Ingalls Industries, Inc.(u)	23,700	4,745,688
Lockheed Martin Corp.(u)	19,200	5,137,920
Northrop Grumman Corp.(u)	18,200	4,328,688
Spirit AeroSystems Holdings, Inc. (Class A Stock)(u)	54,500	3,156,640

		18,476,090

Air Freight & Logistics — 0.2%
FedEx Corp.(u)	5,200	1,014,780

Airlines — 0.5%
Southwest Airlines Co.(u)	56,800	3,053,568

Auto Components — 1.2%
Adient PLC	17,000	1,235,389
Cooper-Standard Holdings, Inc.*	9,200	1,020,556
Dana, Inc.	115,000	2,220,650
Lear Corp.(u)	23,700	3,355,446
Tenneco, Inc.	1,600	99,872

		7,931,913

Automobiles — 1.3%
Ford Motor Co.(u)	231,300	2,692,332
General Motors Co.(u)	105,900	3,744,624
Thor Industries, Inc.(u)	25,400	2,441,702

		8,878,658

Banks — 7.0%
Bank of America Corp.(u)	481,546	11,359,670
Citigroup, Inc.(u)	129,240	7,731,137
Citizens Financial Group, Inc.(u)	138,100	4,771,355
East West Bancorp, Inc.	18,500	954,785
JPMorgan Chase & Co.(u)	151,376	13,296,868
PNC Financial Services Group, Inc. (The)(u)	36,600	4,400,784
Popular, Inc. (Puerto Rico)	10,700	435,811
SunTrust Banks, Inc.	27,800	1,537,340
Wells Fargo & Co.	27,601	1,536,272

		46,024,022

Beverages — 1.8%
Dr. Pepper Snapple Group, Inc.(u)	25,600	2,506,752
National Beverage Corp.	14,300	1,208,779
PepsiCo, Inc.(u)	73,400	8,210,524

		11,926,055

Biotechnology — 4.9%
AbbVie, Inc.(u)	101,000	6,581,160
Acorda Therapeutics, Inc.*	20,600	432,600
Amgen, Inc.(u)	43,000	7,055,010
Biogen, Inc.*(u)	16,100	4,402,062
Celgene Corp.*(u)	50,800	6,321,044
FibroGen, Inc.*	20,900	515,185
Gilead Sciences, Inc.(u)	60,500	4,109,160
Incyte Corp.*	9,000	1,203,030
Vanda Pharmaceuticals, Inc.*	30,500	427,000
Vertex Pharmaceuticals, Inc.*	12,700	1,388,745

		32,434,996

	Shares	Value
COMMON STOCKS (Continued)
Building Products — 1.1%
American Woodmark Corp.*	7,300	$670,140
Armstrong World Industries, Inc.*	33,700	1,551,885
Continental Building Products, Inc.*	64,900	1,590,050
Lennox International, Inc.	10,900	1,823,570
Trex Co., Inc.*	7,000	485,730
Universal Forest Products, Inc.	8,400	827,736

		6,949,111

Capital Markets — 2.6%
Ameriprise Financial, Inc.(u)	30,100	3,903,368
Donnelley Financial Solutions, Inc.*	212	4,089
Evercore Partners, Inc. (Class A Stock)	5,500	428,450
Goldman Sachs Group, Inc. (The)(u)	29,400	6,753,768
KCG Holdings, Inc. (Class A Stock)*	20,000	356,600
LPL Financial Holdings, Inc.	33,500	1,334,305
Raymond James Financial, Inc.(u)	34,800	2,653,848
S&P Global, Inc. (Capital Markets)	10,800	1,411,992
State Street Corp.	4,100	326,401

		17,172,821

Chemicals — 3.3%
AdvanSix, Inc.*	4,852	132,556
Cabot Corp.	20,500	1,228,155
Chemours Co. (The)(u)	125,300	4,824,050
GCP Applied Technologies, Inc.*	40,600	1,325,590
Innophos Holdings, Inc.	6,500	350,805
Koppers Holdings, Inc.*	18,200	770,770
LyondellBasell Industries NV (Class A Stock)(u)	45,300	4,130,907
Olin Corp.	10,800	354,996
Sherwin-Williams Co. (The)	13,400	4,156,546
Trinseo SA(u)	45,000	3,019,500
Westlake Chemical Corp.(u)	25,700	1,697,485

		21,991,360

Commercial Services & Supplies — 0.5%
Brink’s Co. (The)	20,600	1,101,070
Herman Miller, Inc.	20,700	653,085
Steelcase, Inc. (Class A Stock)	56,800	951,400
West Corp.	21,800	532,356

		3,237,911

Communications Equipment — 3.0%
Cisco Systems, Inc.(u)	195,300	6,601,140
CommScope Holding Co., Inc.*(u)	88,400	3,687,164
F5 Networks, Inc.*(u)	25,300	3,607,021
Juniper Networks, Inc.(u)	116,100	3,231,063
Lumentum Holdings, Inc.*	15,200	810,920
Motorola Solutions, Inc.	3,300	284,526
NETGEAR, Inc.*	17,700	877,035
Plantronics, Inc.	10,600	573,566

		19,672,435

Construction & Engineering — 0.9%
Argan, Inc.	13,500	893,025
Comfort Systems USA, Inc.	18,500	678,025
EMCOR Group, Inc.	23,900	1,504,505
KBR, Inc.	80,400	1,208,412

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)
MasTec, Inc.*	46,300	$1,854,315

		6,138,282

Consumer Finance — 0.2%
Capital One Financial Corp.	6,700	580,622
Nelnet, Inc. (Class A Stock)	12,100	530,706

		1,111,328

Containers & Packaging — 0.6%
Crown Holdings, Inc.*	19,500	1,032,525
Greif, Inc. (Class A Stock)	17,600	969,584
Owens-Illinois, Inc.*	92,900	1,893,302

		3,895,411

Distributors — 0.2%
Genuine Parts Co.	2,000	184,820
Pool Corp.	9,300	1,109,769

		1,294,589

Diversified Financial Services — 1.3%
Berkshire Hathaway, Inc. (Class B Stock)*(u)	31,900	5,317,092
Leucadia National Corp.(u)	116,600	3,031,600

		8,348,692

Diversified Telecommunication Services — 1.8%
AT&T, Inc.(u)	82,100	3,411,255
Verizon Communications, Inc.(u)	178,300	8,692,125

		12,103,380

Electric Utilities — 1.7%
American Electric Power Co., Inc.(u)	42,900	2,879,877
Duke Energy Corp.	3,600	295,236
FirstEnergy Corp.(u)	116,600	3,710,212
PPL Corp.(u)	111,100	4,154,029

		11,039,354

Electrical Equipment — 0.9%
Babcock & Wilcox Enterprises, Inc.*	33,050	308,687
Emerson Electric Co.(u)	73,400	4,393,724
EnerSys	11,900	939,386
Regal Beloit Corp.	3,200	242,080

		5,883,877

Electronic Equipment, Instruments & Components — 1.3%
Anixter International, Inc.*	8,200	650,260
CDW Corp.	38,000	2,192,980
ePlus, Inc.*	6,300	850,815
IPG Photonics Corp.*	4,400	531,080
Itron, Inc.*	13,800	837,660
Jabil Circuit, Inc.	11,300	326,796
Sanmina Corp.*	5,100	207,060
SYNNEX Corp.	14,200	1,589,548
Tech Data Corp.*	6,700	629,130
Vishay Intertechnology, Inc.	55,000	904,750

		8,720,079

Energy Equipment & Services — 0.8%
Ensco PLC (Class A Stock)(u)	326,000	2,917,700
McDermott International, Inc.*	184,000	1,242,000

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
Unit Corp.*	39,800	$961,568

		5,121,268

Equity Real Estate Investment Trusts (REITs) — 3.7%
American Assets Trust, Inc.	17,900	748,936
American Tower Corp.(u)	42,000	5,104,680
Apple Hospitality REIT, Inc.	10,600	202,460
Ashford Hospitality Trust, Inc.	71,000	452,270
Brixmor Property Group, Inc.	59,100	1,268,286
CoreCivic, Inc.(u)	102,000	3,204,840
Crown Castle International Corp.	2,700	255,015
Forest City Realty Trust, Inc. (Class A Stock)	42,800	932,184
Franklin Street Properties Corp.	46,900	569,366
GEO Group, Inc. (The)(u)	73,300	3,398,921
Lexington Realty Trust	41,800	417,164
Outfront Media, Inc. (Equity Real Estate Investment Trusts (REITs))	38,700	1,027,485
Ryman Hospitality Properties, Inc.	8,900	550,287
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts (REITs))	89,100	902,583
Summit Hotel Properties, Inc.	27,600	441,048
VEREIT, Inc.(u)	385,300	3,271,197
WP Carey, Inc.	20,600	1,281,732
Xenia Hotels & Resorts, Inc.	33,300	568,431

		24,596,885

Food & Staples Retailing — 1.3%
Ingles Markets, Inc. (Class A Stock)	8,600	371,090
Kroger Co. (The)	61,900	1,825,431
Wal-Mart Stores, Inc.(u)	88,900	6,407,912

		8,604,433

Food Products — 2.9%
Archer-Daniels-Midland Co.	14,800	681,392
Blue Buffalo Pet Products, Inc.*	55,700	1,281,100
Bunge Ltd.(u)	39,600	3,138,696
Conagra Brands, Inc.(u)	92,800	3,743,552
Fresh Del Monte Produce, Inc.	4,000	236,920
Ingredion, Inc.	14,200	1,710,106
Lamb Weston Holdings, Inc.	25,266	1,062,688
Pilgrim’s Pride Corp.	64,900	1,460,575
Sanderson Farms, Inc.	22,000	2,284,480
Tyson Foods, Inc. (Class A Stock)(u)	60,800	3,751,968

		19,351,477

Gas Utilities — 0.9%
Atmos Energy Corp.	25,400	2,006,346
UGI Corp.(u)	79,600	3,932,240

		5,938,586

Health Care Equipment & Supplies — 5.6%
Abbott Laboratories(u)	80,100	3,557,241
Baxter International, Inc.(u)	80,600	4,179,916
Becton, Dickinson and Co.(u)	23,900	4,384,216
C.R. Bard, Inc.(u)	19,300	4,796,822
Cantel Medical Corp.	2,800	224,280
Danaher Corp.(u)	56,100	4,798,233
Hill-Rom Holdings, Inc.	19,900	1,404,940
Hologic, Inc.*(u)	89,300	3,799,715

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
IDEXX Laboratories, Inc.*(u)	20,800	$3,215,888
Masimo Corp.*(u)	46,700	4,355,242
Medtronic PLC	27,900	2,247,624

		36,964,117

Health Care Providers & Services — 4.0%
Anthem, Inc.(u)	27,100	4,481,798
Express Scripts Holding Co.*(u)	63,900	4,211,649
HCA Holdings, Inc.*(u)	33,300	2,963,367
Humana, Inc.(u)	14,200	2,927,188
Magellan Health, Inc.*	11,500	794,075
UnitedHealth Group, Inc.(u)	49,200	8,069,292
WellCare Health Plans, Inc.*(u)	22,500	3,154,725

		26,602,094

Health Care Technology — 0.8%
Cerner Corp.*(u)	72,500	4,266,625
Veeva Systems, Inc. (Class A Stock)*	17,200	882,016

		5,148,641

Hotels, Restaurants & Leisure — 2.0%
Aramark	8,300	306,021
BJ’s Restaurants, Inc.*	5,100	206,040
Bloomin’ Brands, Inc.	21,300	420,249
Choice Hotels International, Inc.	4,200	262,920
Denny’s Corp.*	25,800	319,146
Extended Stay America, Inc., UTS	94,900	1,512,706
International Game Technology PLC	45,500	1,078,350
Las Vegas Sands Corp.	16,600	947,362
McDonald’s Corp.(u)	28,900	3,745,729
Royal Caribbean Cruises Ltd.(u)	31,600	3,100,276
Texas Roadhouse, Inc.	23,800	1,059,814

		12,958,613

Household Durables — 1.1%
D.R. Horton, Inc.(u)	107,400	3,577,494
La-Z-Boy, Inc.	19,200	518,400
Lennar Corp. (Class A Stock)	5,000	255,950
NVR, Inc.*	1,100	2,317,568
Taylor Morrison Home Corp. (Class A Stock)*	13,700	292,084
TRI Pointe Group, Inc.*	30,700	384,978

		7,346,474

Household Products — 1.4%
Clorox Co. (The)	11,300	1,523,579
Colgate-Palmolive Co.	15,700	1,149,083
Kimberly-Clark Corp.(u)	37,500	4,936,125
Procter & Gamble Co. (The)	20,500	1,841,925

		9,450,712

Independent Power & Renewable Electricity Producers — 0.8%
AES Corp.(u)	239,900	2,682,082
Atlantica Yield PLC (Spain)	22,800	477,888
NRG Energy, Inc.(u)	127,000	2,374,900

		5,534,870

Industrial Conglomerates — 1.5%
3M Co.(u)	19,600	3,750,068
Carlisle Cos., Inc.(u)	35,000	3,724,350

	Shares	Value
COMMON STOCKS (Continued)
Industrial Conglomerates (cont’d.)
General Electric Co.	70,069	$2,088,056

		9,562,474

Insurance — 2.7%
Aflac, Inc.	24,800	1,796,016
Alleghany Corp.*	1,300	799,058
Allstate Corp. (The)(u)	54,700	4,457,503
American Financial Group, Inc.(u)	30,400	2,900,768
Genworth Financial, Inc. (Class A Stock)*	126,100	519,532
Hanover Insurance Group, Inc. (The)	3,900	351,234
Old Republic International Corp.	91,400	1,871,872
Progressive Corp. (The)	37,900	1,484,922
Unum Group(u)	79,700	3,737,133

		17,918,038

Internet & Direct Marketing Retail — 1.8%
Amazon.com, Inc.*(u)	3,300	2,925,582
HSN, Inc.	14,200	526,820
Liberty Interactive Corp. QVC Group (Class A Stock)*(u)	168,300	3,369,366
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	35,400	499,140
Netflix, Inc.*(u)	25,800	3,813,498
Nutrisystem, Inc.	14,500	804,750

		11,939,156

Internet Software & Services — 4.7%
Alphabet, Inc. (Class C Stock)*(u)	12,237	10,151,326
Alphabet, Inc. (Class A Stock)*(u)	8,200	6,951,960
Facebook, Inc. (Class A Stock)*(u)	91,500	12,997,575
LogMeIn, Inc.	7,475	728,813
RetailMeNot, Inc.*	22,000	178,200

		31,007,874

IT Services — 4.0%
Accenture PLC (Class A Stock)(u)	43,800	5,250,744
Booz Allen Hamilton Holding Corp.(u)	91,300	3,231,107
CACI International, Inc. (Class A Stock)*	8,600	1,008,780
Cardtronics PLC (Class A Stock)*	20,700	967,725
Cognizant Technology Solutions Corp. (Class A Stock)*(u)	76,700	4,565,184
CSRA, Inc.	31,700	928,493
DST Systems, Inc.(u)	27,200	3,332,000
Euronet Worldwide, Inc.*	3,600	307,872
First Data Corp. (Class A Stock)*(u)	205,100	3,179,050
Fiserv, Inc.*	6,800	784,108
Mastercard, Inc. (Class A Stock)	6,900	776,043
MAXIMUS, Inc.	15,300	951,660
Total System Services, Inc.	8,700	465,102
Travelport Worldwide Ltd.	67,500	794,475

		26,542,343

Leisure Products — 0.2%
American Outdoor Brands Corp.*	61,000	1,208,410

Life Sciences Tools & Services — 1.2%
Bruker Corp.	41,600	970,528
PRA Health Sciences, Inc.*	28,800	1,878,624
Thermo Fisher Scientific, Inc.(u)	25,500	3,916,800

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Life Sciences Tools & Services (cont’d.)
VWR Corp.*	35,300	$995,460

		7,761,412

Machinery — 2.1%
Allison Transmission Holdings, Inc. (Machinery)	17,000	613,020
Crane Co.	10,500	785,715
Cummins, Inc.	2,800	423,360
Fortive Corp.(u)	65,400	3,938,388
Illinois Tool Works, Inc.	8,800	1,165,736
Oshkosh Corp.(u)	43,300	2,969,947
SPX Corp.*	38,200	926,350
Stanley Black & Decker, Inc.	17,200	2,285,364
Wabash National Corp.	35,100	726,219

		13,834,099

Marine — 0.1%
Matson, Inc.	23,200	736,832

Media — 2.8%
AMC Entertainment Holdings, Inc. (Class A Stock)	17,600	553,520
Cinemark Holdings, Inc.	29,800	1,321,332
DISH Network Corp. (Class A Stock)*	53,200	3,377,668
MSG Networks, Inc. (Class A Stock)*	34,900	814,915
News Corp. (Class A Stock)	14,500	188,500
Regal Entertainment Group (Media)	21,900	494,502
TEGNA, Inc.(u)	96,500	2,472,330
Tribune Media Co. (Class A Stock)	30,600	1,140,462
Twenty-First Century Fox, Inc. (Class B Stock)	35,400	1,125,012
Viacom, Inc. (Class B Stock)	45,800	2,135,196
Walt Disney Co. (The)(u)	40,000	4,535,600

		18,159,037

Metals & Mining — 1.4%
Nucor Corp.(u)	60,100	3,589,172
Southern Copper Corp. (Peru)	33,400	1,198,726
Steel Dynamics, Inc.(u)	127,300	4,424,948

		9,212,846

Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Annaly Capital Management, Inc.	58,100	645,491
Chimera Investment Corp.	75,140	1,516,325
Invesco Mortgage Capital, Inc.	87,600	1,350,792
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	66,300	1,125,774
PennyMac Mortgage Investment Trust	3,100	55,025

		4,693,407

Multiline Retail — 1.0%
Macy’s, Inc.(u)	111,600	3,307,824
Target Corp.(u)	58,900	3,250,691

		6,558,515

Multi-Utilities — 0.9%
MDU Resources Group, Inc.	63,500	1,737,995
NiSource, Inc.	31,200	742,248
Public Service Enterprise Group, Inc.(u)	75,000	3,326,250

		5,806,493

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels — 7.5%
Chevron Corp.(u)	46,100	$4,949,757
ConocoPhillips(u)	99,200	4,947,104
Devon Energy Corp.	99,500	4,151,140
Energen Corp.*(u)	42,000	2,286,480
Exxon Mobil Corp.(u)	77,400	6,347,574
Kinder Morgan, Inc.(u)	126,700	2,754,458
Laredo Petroleum, Inc.*	123,400	1,801,640
Marathon Petroleum Corp.	39,200	1,981,168
Newfield Exploration Co.*(u)	101,200	3,735,292
ONEOK, Inc. (Oil, Gas & Consumable Fuels)(u)	66,500	3,686,760
Phillips 66	8,800	697,136
QEP Resources, Inc.*	176,100	2,238,231
Southwestern Energy Co.*(u)	116,800	954,256
Valero Energy Corp.(u)	69,200	4,587,268
Williams Cos., Inc. (The)(u)	144,600	4,278,714

		49,396,978

Personal Products — 0.2%
Avon Products, Inc.*	236,300	1,039,720

Pharmaceuticals — 4.2%
Allergan PLC(u)	27,400	6,546,408
Bristol-Myers Squibb Co.	5,500	299,090
Endo International PLC*	90,300	1,007,748
Johnson & Johnson(u)	64,400	8,021,020
Mallinckrodt PLC*(u)	50,200	2,237,414
Merck & Co., Inc.	32,100	2,039,634
Pfizer, Inc.(u)	101,605	3,475,907
Zoetis, Inc.(u)	73,200	3,906,684

		27,533,905

Professional Services — 0.1%
Insperity, Inc.	10,000	886,500

Real Estate Management & Development — 0.4%
CBRE Group, Inc. (Class A Stock)*	52,500	1,826,475
Marcus & Millichap, Inc.*	20,900	513,722

		2,340,197

Road & Rail — 0.9%
ArcBest Corp.	8,100	210,600
Hertz Global Holdings, Inc.*	29,800	522,692
Landstar System, Inc.	18,100	1,550,265
Union Pacific Corp.(u)	35,400	3,749,568

		6,033,125

Semiconductors & Semiconductor Equipment — 5.5%
Advanced Energy Industries, Inc.*	24,500	1,679,720
Amkor Technology, Inc.*	13,900	161,101
Applied Materials, Inc.(u)	134,200	5,220,380
Entegris, Inc.*	35,200	823,680
Intel Corp.(u)	222,580	8,028,461
Monolithic Power Systems, Inc.	3,200	294,720
QUALCOMM, Inc.(u)	97,900	5,613,586
Semtech Corp.*	15,200	513,760
Skyworks Solutions, Inc.(u)	46,500	4,556,070
Texas Instruments, Inc.(u)	81,100	6,533,416
Versum Materials, Inc.*	31,400	960,840
Xperi Corp.	57,500	1,952,125

		36,337,859

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software — 7.3%
Activision Blizzard, Inc.	7,800	$388,908
Adobe Systems, Inc.*(u)	44,800	5,829,824
Aspen Technology, Inc.*	29,900	1,761,708
Barracuda Networks, Inc.*	30,100	695,611
CDK Global, Inc.	21,100	1,371,711
Electronic Arts, Inc.*(u)	47,600	4,261,152
Fair Isaac Corp.	2,400	309,480
Globant SA*	11,400	414,960
Intuit, Inc.(u)	37,800	4,384,422
Manhattan Associates, Inc.*(u)	56,700	2,951,235
Microsoft Corp.(u)	200,100	13,178,586
MicroStrategy, Inc. (Class A Stock)*	3,400	638,520
Oracle Corp.(u)	142,900	6,374,769
Progress Software Corp.	23,100	671,055
Red Hat, Inc.*(u)	43,000	3,719,500
Synopsys, Inc.*	17,700	1,276,701

		48,228,142

Specialty Retail — 3.2%
Asbury Automotive Group, Inc.*	15,700	943,570
Burlington Stores, Inc.*(u)	40,300	3,920,787
Dick’s Sporting Goods, Inc.	28,200	1,372,212
DSW, Inc. (Class A Stock)	19,800	409,464
Express, Inc.*	141,500	1,289,065
Foot Locker, Inc.	8,900	665,809
Francesca’s Holdings Corp.*	59,300	910,255
GNC Holdings, Inc. (Class A Stock)	31,900	234,784
Lowe’s Cos., Inc.	5,800	476,818
Michaels Cos., Inc. (The) (Specialty Retail)*	33,200	743,348
Penske Automotive Group, Inc.	20,500	959,605
Ross Stores, Inc.(u)	60,700	3,998,309
Staples, Inc.	155,400	1,362,858
Ulta Beauty, Inc.*(u)	13,400	3,822,082

		21,108,966

Technology Hardware, Storage & Peripherals — 5.0%
Apple, Inc.(u)	134,400	19,307,904
Hewlett Packard Enterprise Co.(u)	184,800	4,379,760
HP, Inc.(u)	158,900	2,841,132
NCR Corp.*	51,100	2,334,248
Seagate Technology PLC(u)	70,900	3,256,437
Western Digital Corp.	6,900	569,457

		32,688,938

Textiles, Apparel & Luxury Goods — 0.6%
Kate Spade & Co.*	68,600	1,593,578
Lululemon Athletica, Inc.*	26,200	1,358,994
Skechers U.S.A., Inc. (Class A Stock)*	32,100	881,145

		3,833,717

Tobacco — 0.8%
Altria Group, Inc.(u)	64,300	4,592,306
Philip Morris International, Inc.	6,400	722,560
Universal Corp.	2,900	205,175

		5,520,041

Trading Companies & Distributors — 1.0%
Applied Industrial Technologies, Inc.	14,000	865,900
HD Supply Holdings, Inc.*(u)	92,600	3,808,175
MRC Global, Inc.*	18,600	340,938

		Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors (cont’d.)
WESCO International, Inc.*		19,800	$1,377,090

			6,392,103

Wireless Telecommunication Services — 0.6%
Sprint Corp.*		235,400	2,043,272
Telephone & Data Systems, Inc.		28,800	763,488
T-Mobile US, Inc.*		16,100	1,039,899

			3,846,659

TOTAL LONG-TERM INVESTMENTS (cost $705,673,896)			835,044,668

SHORT-TERM INVESTMENTS — 2.3%
AFFILIATED MUTUAL FUND — 2.1%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $13,945,064)(w)		13,945,064	13,945,064

Interest Rate	Maturity Date	Principal Amount (000)#
U. S. TREASURY OBLIGATION(k)(n) — 0.2%
U. S. Treasury Bills
0.745%	06/15/17	1,000	998,539

(cost $998,489)
TOTAL SHORT-TERM INVESTMENTS (cost $14,943,553)			14,943,603

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 129.1%
(cost $720,617,449)			849,988,271

		Shares
SECURITIES SOLD SHORT(q) — (29.2)%

COMMON STOCKS
Aerospace & Defense — (0.6)%
Mercury Systems, Inc.*		23,400	(913,770)
TransDigm Group, Inc.		12,500	(2,752,000)

			(3,665,770)

Auto Components — (0.3)%
Goodyear Tire & Rubber Co. (The)		64,200	(2,311,200)

Banks — (0.2)%
Chemical Financial Corp.		10,000	(511,500)
Pinnacle Financial Partners, Inc.		8,700	(578,115)
Webster Financial Corp.		7,900	(395,316)

			(1,484,931)

Biotechnology — (2.1)%
Amicus Therapeutics, Inc.*		167,000	(1,190,710)
Bluebird Bio, Inc.*		49,400	(4,490,460)
Halozyme Therapeutics, Inc.*		24,500	(317,520)

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Shares		Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
TESARO, Inc.*	50,300	$(7,739,661)

		(13,738,351)

Chemicals — (0.8)%
CF Industries Holdings, Inc.	108,500	(3,184,475)
International Flavors & Fragrances, Inc.	13,900	(1,842,167)

		(5,026,642)

Commercial Services & Supplies — (0.6)%
Healthcare Services Group, Inc.	28,400	(1,223,756)
Stericycle, Inc.*	34,000	(2,818,260)

		(4,042,016)

Communications Equipment — (1.5)%
ARRIS International PLC*	27,500	(727,375)
Infinera Corp.*	163,800	(1,675,674)
Palo Alto Networks, Inc.*	51,200	(5,769,216)
ViaSat, Inc.*	23,300	(1,487,006)

		(9,659,271)

Construction & Engineering — 0.0%
Tutor Perini Corp.*	8,800	(279,840)

Construction Materials — (0.3)%
Summit Materials, Inc. (Class A Stock)*	74,429	(1,839,140)

Containers & Packaging — (0.9)%
Ball Corp.	75,500	(5,606,630)

Electric Utilities — (0.6)%
Alliant Energy Corp.	67,900	(2,689,519)
Pinnacle West Capital Corp.	9,100	(758,758)
PNM Resources, Inc.	8,800	(325,600)

		(3,773,877)

Electrical Equipment — (0.1)%
Acuity Brands, Inc.	3,900	(795,600)

Electronic Equipment, Instruments & Components — (1.2)%
Littelfuse, Inc.	6,200	(991,442)
National Instruments Corp.	37,800	(1,230,768)
Universal Display Corp.	34,400	(2,961,840)
VeriFone Systems, Inc.*	132,400	(2,479,852)

		(7,663,902)

Energy Equipment & Services — (0.4)%
Dril-Quip, Inc.*	7,100	(387,305)
Patterson-UTI Energy, Inc.	16,400	(398,028)
US Silica Holdings, Inc.	34,600	(1,660,454)

		(2,445,787)

Equity Real Estate Investment Trusts (REITs) — (1.0)%
CyrusOne, Inc.	27,200	(1,399,984)
Digital Realty Trust, Inc.	20,700	(2,202,273)
Education Realty Trust, Inc.	7,700	(314,545)
Life Storage, Inc.	13,200	(1,083,984)
National Retail Properties, Inc.	20,200	(881,124)
Retail Opportunity Investments Corp.	32,100	(675,063)

		(6,556,973)

Food Products — (0.5)%
B&G Foods, Inc.	52,100	(2,097,025)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Snyder’s-Lance, Inc.	35,700	$(1,439,067)

		(3,536,092)

Gas Utilities — (0.3)%
New Jersey Resources Corp.	19,800	(784,080)
South Jersey Industries, Inc.	27,100	(966,115)

		(1,750,195)

Health Care Equipment & Supplies — (2.4)%
DexCom, Inc.*	73,800	(6,253,074)
Endologix, Inc.*	66,900	(484,356)
Globus Medical, Inc. (Class A Stock)*	27,900	(826,398)
Nevro Corp.*	28,000	(2,623,600)
NuVasive, Inc.*	52,400	(3,913,232)
Penumbra, Inc.*	4,200	(350,490)
Wright Medical Group NV*	43,100	(1,341,272)

		(15,792,422)

Health Care Providers & Services — (1.5)%
Acadia Healthcare Co., Inc.*	66,600	(2,903,760)
Amedisys, Inc.*	12,000	(613,080)
Brookdale Senior Living, Inc.*	63,000	(846,090)
Diplomat Pharmacy, Inc.*	16,200	(258,390)
Envision Healthcare Corp.*	25,400	(1,557,528)
HealthSouth Corp.	50,100	(2,144,781)
MEDNAX, Inc.*	11,700	(811,746)
Premier, Inc. (Class A Stock)*	16,700	(531,561)

		(9,666,936)

Health Care Technology — (0.1)%
Allscripts Healthcare Solutions, Inc.*	33,800	(428,584)

Hotels, Restaurants & Leisure — (0.7)%
ILG, Inc.	70,500	(1,477,680)
Marriott International, Inc. (Class A Stock)	24,700	(2,326,246)
Marriott Vacations Worldwide Corp.	4,700	(469,671)
Wingstop, Inc.	6,500	(183,820)

		(4,457,417)

Independent Power & Renewable Electricity Producers — 0.0%
Ormat Technologies, Inc.	2,900	(165,532)

Insurance — (0.4)%
MBIA, Inc.*	26,100	(221,067)
RenaissanceRe Holdings Ltd. (Bermuda)	18,300	(2,647,095)

		(2,868,162)

Internet & Direct Marketing Retail — (0.1)%
Liberty Ventures (Class A Stock)*	20,860	(927,853)

Internet Software & Services — (0.1)%
2U, Inc. (Internet Software & Services)*	12,100	(479,886)
Box, Inc. (Class A Stock)*	15,000	(244,650)

		(724,536)

IT Services — (1.0)%
Alliance Data Systems Corp.	16,000	(3,984,000)
Blackhawk Network Holdings, Inc.*	45,600	(1,851,360)
Global Payments, Inc.	7,600	(613,168)
WEX, Inc.*	3,800	(393,300)

		(6,841,828)

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Life Sciences Tools & Services — (0.5)%
Bio-Rad Laboratories, Inc. (Class A Stock)*	7,700	$(1,534,918)
PAREXEL International Corp.*	30,600	(1,931,166)

		(3,466,084)

Machinery — (0.7)%
Flowserve Corp.	56,600	(2,740,572)
Wabtec Corp.	26,400	(2,059,200)

		(4,799,772)

Media — (0.2)%
EW Scripps Co. (The) (Class A Stock)*	12,900	(302,376)
IMAX Corp.*	13,000	(442,000)
Lions Gate Entertainment Corp. (Class B Stock)*	18,900	(460,782)

		(1,205,158)

Metals & Mining — (0.3)%
AK Steel Holding Corp.*	108,200	(777,958)
Carpenter Technology Corp.	28,200	(1,051,860)

		(1,829,818)

Mortgage Real Estate Investment Trusts (REITs) — (0.1)%
Apollo Commercial Real Estate Finance, Inc.	17,900	(336,699)

Multi-Utilities — (0.5)%
Consolidated Edison, Inc.	26,100	(2,026,926)
Dominion Resources, Inc.	15,100	(1,171,307)

		(3,198,233)

Oil, Gas & Consumable Fuels — (1.5)%
Callon Petroleum Co.*	140,400	(1,847,664)
Murphy Oil Corp.	96,800	(2,767,512)
Parsley Energy, Inc. (Class A Stock)*	111,000	(3,608,610)
PDC Energy, Inc.*	8,300	(517,505)
Whiting Petroleum Corp.*	108,900	(1,030,194)

		(9,771,485)

Pharmaceuticals — (0.4)%
Horizon Pharma PLC*	76,700	(1,133,626)
Impax Laboratories, Inc.*	45,200	(571,780)
Medicines Co. (The)*	24,900	(1,217,610)

		(2,923,016)

Professional Services — (0.4)%
Equifax, Inc.	14,400	(1,969,056)
WageWorks, Inc.*	11,100	(802,530)

		(2,771,586)

Road & Rail — (0.6)%
Kansas City Southern	39,000	(3,344,640)
Werner Enterprises, Inc.	21,200	(555,440)

		(3,900,080)

Semiconductors & Semiconductor Equipment — (1.8)%
Advanced Micro Devices, Inc.*	191,400	(2,784,870)
Cavium, Inc.*	55,800	(3,998,628)
Cypress Semiconductor Corp.	231,300	(3,182,688)
Inphi Corp.*	13,200	(644,424)
MaxLinear, Inc. (Class A Stock)*	30,000	(841,500)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Veeco Instruments, Inc.*	18,400	$(549,240)

		(12,001,350)

Software — (3.1)%
Dell Technologies, Inc. (Class V Stock)*	60,400	(3,870,432)
HubSpot, Inc.*	19,100	(1,156,505)
Pegasystems, Inc.	5,300	(232,405)
Proofpoint, Inc.*	32,400	(2,409,264)
Splunk, Inc.*	73,600	(4,584,544)
Tableau Software, Inc. (Class A Stock)*	18,100	(896,855)
Workday, Inc. (Class A Stock)*	89,000	(7,411,920)

		(20,561,925)

Specialty Retail — (0.8)%
Advance Auto Parts, Inc.	35,200	(5,218,752)
AutoZone, Inc.*	400	(289,220)

		(5,507,972)

Technology Hardware, Storage & Peripherals — (0.6)%
Cray, Inc.*	24,100	(527,790)
Diebold Nixdorf, Inc.	66,000	(2,026,200)
Electronics For Imaging, Inc.*	26,900	(1,313,527)

		(3,867,517)

TOTAL SECURITIES SOLD SHORT
(proceeds received $178,341,697)		(192,190,182)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 99.9%
(cost $542,275,752)		657,798,089
Other assets in excess of liabilities(z) — 0.1%		713,269

NET ASSETS — 100.0%		$658,511,358

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(q)	Deposit with BNP Paribas combined with securities segregated as collateral in an amount of $617,766,316 exceeds the value of securities sold short as of March 31, 2017.

(u)	Represents security, or a portion thereof, segregated as collateral for short sales.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
117	S&P 500 E-Mini Index	Jun. 2017	$13,867,204	$13,801,320	$(65,884)
10	S&P Mid Cap 400 E-Mini Index	Jun. 2017	1,714,060	1,718,200	4,140

					$(61,744)

A U.S. Treasury Obligation with a market value of $998,539 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at March 31, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Aerospace & Defense	$18,476,090	$—	$—
Air Freight & Logistics	1,014,780	—	—
Airlines	3,053,568	—	—
Auto Components	7,931,913	—	—
Automobiles	8,878,658	—	—
Banks	46,024,022	—	—
Beverages	11,926,055	—	—
Biotechnology	32,434,996	—	—
Building Products	6,949,111	—	—
Capital Markets	17,172,821	—	—
Chemicals	21,991,360	—	—
Commercial Services & Supplies	3,237,911	—	—
Communications Equipment	19,672,435	—	—
Construction & Engineering	6,138,282	—	—
Consumer Finance	1,111,328	—	—
Containers & Packaging	3,895,411	—	—
Distributors	1,294,589	—	—
Diversified Financial Services	8,348,692	—	—
Diversified Telecommunication Services	12,103,380	—	—
Electric Utilities	11,039,354	—	—
Electrical Equipment	5,883,877	—	—
Electronic Equipment, Instruments & Components	8,720,079	—	—
Energy Equipment & Services	5,121,268	—	—
Equity Real Estate Investment Trusts (REITs)	24,596,885	—	—
Food & Staples Retailing	8,604,433	—	—
Food Products	19,351,477	—	—
Gas Utilities	5,938,586	—	—
Health Care Equipment & Supplies	36,964,117	—	—
Health Care Providers & Services	26,602,094	—	—
Health Care Technology	5,148,641	—	—
Hotels, Restaurants & Leisure	12,958,613	—	—
Household Durables	7,346,474	—	—
Household Products	9,450,712	—	—
Independent Power & Renewable Electricity Producers	5,534,870	—	—
Industrial Conglomerates	9,562,474	—	—
Insurance	17,918,038	—	—
Internet & Direct Marketing Retail	11,939,156	—	—

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Level 1	Level 2	Level 3
Internet Software & Services	$31,007,874	$—	$—
IT Services	26,542,343	—	—
Leisure Products	1,208,410	—	—
Life Sciences Tools & Services	7,761,412	—	—
Machinery	13,834,099	—	—
Marine	736,832	—	—
Media	18,159,037	—	—
Metals & Mining	9,212,846	—	—
Mortgage Real Estate Investment Trusts (REITs)	4,693,407	—	—
Multiline Retail	6,558,515	—	—
Multi-Utilities	5,806,493	—	—
Oil, Gas & Consumable Fuels	49,396,978	—	—
Personal Products	1,039,720	—	—
Pharmaceuticals	27,533,905	—	—
Professional Services	886,500	—	—
Real Estate Management & Development	2,340,197	—	—
Road & Rail	6,033,125	—	—
Semiconductors & Semiconductor Equipment	36,337,859	—	—
Software	48,228,142	—	—
Specialty Retail	21,108,966	—	—
Technology Hardware, Storage & Peripherals	32,688,938	—	—
Textiles, Apparel & Luxury Goods	3,833,717	—	—
Tobacco	5,520,041	—	—
Trading Companies & Distributors	6,392,103	—	—
Wireless Telecommunication Services	3,846,659	—	—
Affiliated Mutual Fund	13,945,064	—	—
U.S. Treasury Obligation	—	998,539	—
Common Stocks - Short
Aerospace & Defense	(3,665,770)	—	—
Auto Components	(2,311,200)	—	—
Banks	(1,484,931)	—	—
Biotechnology	(13,738,351)	—	—
Chemicals	(5,026,642)	—	—
Commercial Services & Supplies	(4,042,016)	—	—
Communications Equipment	(9,659,271)	—	—
Construction & Engineering	(279,840)	—	—
Construction Materials	(1,839,140)	—	—
Containers & Packaging	(5,606,630)	—	—
Electric Utilities	(3,773,877)	—	—
Electrical Equipment	(795,600)	—	—
Electronic Equipment, Instruments & Components	(7,663,902)	—	—
Energy Equipment & Services	(2,445,787)	—	—
Equity Real Estate Investment Trusts (REITs)	(6,556,973)	—	—
Food Products	(3,536,092)	—	—
Gas Utilities	(1,750,195)	—	—
Health Care Equipment & Supplies	(15,792,422)	—	—
Health Care Providers & Services	(9,666,936)	—	—
Health Care Technology	(428,584)	—	—
Hotels, Restaurants & Leisure	(4,457,417)	—	—
Independent Power & Renewable Electricity Producers	(165,532)	—	—
Insurance	(2,868,162)	—	—
Internet & Direct Marketing Retail	(927,853)	—	—
Internet Software & Services	(724,536)	—	—
IT Services	(6,841,828)	—	—
Life Sciences Tools & Services	(3,466,084)	—	—
Machinery	(4,799,772)	—	—
Media	(1,205,158)	—	—
Metals & Mining	(1,829,818)	—	—
Mortgage Real Estate Investment Trusts (REITs)	(336,699)	—	—
Multi-Utilities	(3,198,233)	—	—
Oil, Gas & Consumable Fuels	(9,771,485)	—	—
Pharmaceuticals	(2,923,016)	—	—

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Level 1	Level 2	Level 3
Professional Services	$(2,771,586)	$—	$—
Road & Rail	(3,900,080)	—	—
Semiconductors & Semiconductor Equipment	(12,001,350)	—	—
Software	(20,561,925)	—	—
Specialty Retail	(5,507,972)	—	—
Technology Hardware, Storage & Peripherals	(3,867,517)	—	—
Other Financial Instruments*
Futures Contracts	(61,744)	—	—

Total	$656,737,806	$998,539	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Equity contracts	$(61,744)

AST QUANTITATIVE MODELING PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
AFFILIATED MUTUAL FUNDS
AST AB Global Bond Portfolio*	3,783,647	$40,371,512
AST AQR Emerging Markets Equity Portfolio*	156,479	1,675,885
AST AQR Large-Cap Portfolio*	8,738,654	137,459,031
AST BlackRock Low Duration Bond Portfolio*	225,874	2,398,779
AST BlackRock/Loomis Sayles Bond Portfolio*	896,188	11,874,497
AST Boston Partners Large-Cap Value Portfolio*	1,004,140	20,625,027
AST ClearBridge Dividend Growth Portfolio*	3,918,978	60,979,303
AST Goldman Sachs Global Income Portfolio*	1,802,606	18,981,444
AST Goldman Sachs Large-Cap Value Portfolio*	703,965	20,661,381
AST Goldman Sachs Mid-Cap Growth Portfolio*	494,116	3,987,514
AST Goldman Sachs Small-Cap Value Portfolio*	123,268	2,650,260
AST Goldman Sachs Strategic Income Portfolio*	732,163	7,123,946
AST Government Money Market Portfolio*	5,600,455	5,600,455
AST High Yield Portfolio*	1,122,962	10,814,128
AST Hotchkis & Wiley Large-Cap Value Portfolio*	1,057,527	27,559,156
AST International Growth Portfolio*	4,497,256	65,255,183
AST International Value Portfolio*	3,606,997	66,440,884
AST Jennison Large-Cap Growth Portfolio*	1,014,324	25,682,684
AST Loomis Sayles Large-Cap Growth Portfolio*	1,105,173	45,024,744
AST Lord Abbett Core Fixed Income Portfolio*	1,348,350	16,625,157
AST MFS Growth Portfolio*	1,294,818	25,740,984
AST MFS Large-Cap Value Portfolio*	2,294,554	41,187,238
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	66,902	2,137,506
AST Parametric Emerging Markets Equity Portfolio*	167,916	1,474,302
AST Prudential Core Bond Portfolio*	4,826,478	57,000,701
AST QMA Emerging Markets Equity Portfolio*	109,065	1,044,847
AST QMA International Core Equity Portfolio*	2,996,165	32,867,926

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST QMA Large-Cap Portfolio*	8,532,029	$137,706,944
AST Small-Cap Growth Opportunities Portfolio*	738,427	12,272,655
AST Small-Cap Growth Portfolio*	324,020	12,309,535
AST Small-Cap Value Portfolio*	982,884	26,174,200
AST T. Rowe Price Large-Cap Growth Portfolio*	1,157,186	32,192,926
AST T. Rowe Price Natural Resources Portfolio*	169,586	3,520,612
AST Value Equity Portfolio*	2,030,569	27,453,298
AST WEDGE Capital Mid-Cap Value Portfolio*	92,478	2,133,472
AST Wellington Management Global Bond Portfolio*	4,562,526	47,495,897
AST Western Asset Core Plus Bond Portfolio*	3,094,336	38,029,392
AST Western Asset Emerging Markets Debt Portfolio*	154,229	1,676,467

TOTAL AFFILIATED MUTUAL FUNDS (cost $973,671,207)(w)		1,094,209,872

SHORT-TERM INVESTMENT — 0.5%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $5,697,705)(w)	5,697,705	5,697,705

TOTAL INVESTMENTS — 100.0% (cost $979,368,912)		1,099,907,577
Liabilities in excess of other assets — (0.0)%		(129,800)

NET ASSETS — 100.0%		$1,099,777,777

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

Investments in Securities	Level 1	Level 2	Level 3
Affiliated Mutual Funds	$1,099,907,577	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

AST RCM WORLD TRENDS PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 93.1%
COMMON STOCKS — 60.6%
Australia — 0.6%
AusNet Services	1,182,694	$1,522,459
Beach Energy Ltd.	1,277,206	780,061
CSR Ltd.	418,266	1,440,412
Downer EDI Ltd.	406,918	1,800,764
Fortescue Metals Group Ltd.	1,304,418	6,213,158
JB Hi-Fi Ltd.	123,520	2,330,284
Metcash Ltd.*	740,000	1,395,717
OceanaGold Corp.	61,294	181,598
Primary Health Care Ltd.	349,492	953,131
Star Entertainment Group Ltd. (The)	681,002	2,845,334
Wesfarmers Ltd.	338,061	11,638,750

		31,101,668

Austria — 0.1%
ams AG	35,400	1,912,319
Schoeller-Bleckmann Oilfield Equipment AG	16,975	1,184,036
Wienerberger AG	138,700	2,938,767

		6,035,122

Belgium — 0.1%
Anheuser-Busch InBev SA/NV	39,894	4,371,409
Melexis NV	1,646	142,517

		4,513,926

Bermuda — 0.0%
Aspen Insurance Holdings Ltd.	20,050	1,043,603

Brazil — 0.2%
Banco Bradesco SA	92,600	950,965
Banco do Brasil SA	217,300	2,339,866
Banco Santander Brasil SA, UTS	45,500	403,899
BM&F Bovespa SA	17,455	107,553
Cia de Saneamento de Minas Gerais-COPASA	34,400	481,288
Cosan Ltd. (Class A Stock)	148,084	1,264,637
Cosan SA Industria e Comercio	108,000	1,336,804
JBS SA	122,200	400,489
MRV Engenharia e Participacoes SA	305,700	1,407,122
Sao Martinho SA	35,700	196,711

		8,889,334

Canada — 1.7%
Aecon Group, Inc.	6,129	79,133
Alimentation Couche-Tard, Inc. (Class B Stock)	187,846	8,486,512
Bank of Nova Scotia (The)	211,045	12,346,732
BCE, Inc.	93,449	4,137,517
Bonavista Energy Corp.	37,706	98,103
Canadian Natural Resources Ltd.	224,299	7,343,669
Canadian Tire Corp. Ltd. (Class A Stock)	38,759	4,604,389
CCL Industries, Inc. (Class B Stock)	19,898	4,341,246
CGI Group, Inc. (Class A Stock)*	88,327	4,232,204
Cogeco Communications, Inc.	24,174	1,291,546
DH Corp.	10,562	200,462
Empire Co. Ltd. (Class A Stock)	53,035	810,370
Enbridge Income Fund Holdings, Inc.	8,195	204,282
EnerCare, Inc.	14,027	219,078
Exchange Income Corp.	4,081	119,805

	Shares	Value
COMMON STOCKS (Continued)
Canada (cont’d.)
Fortis, Inc.	38,495	$1,275,689
Genworth MI Canada, Inc.(a)	31,678	875,888
Magna International, Inc.	214,519	9,257,620
Mercer International, Inc.	98,477	1,152,181
Metro, Inc.	121,642	3,736,569
National Bank of Canada	124,252	5,217,304
Open Text Corp.	12,828	436,008
PrairieSky Royalty Ltd.	4,355	91,891
Royal Bank of Canada	163,846	11,937,466
Saputo, Inc.	19,123	659,890
Seven Generations Energy Ltd. (Class A Stock)*	20,380	372,398
Shaw Communications, Inc. (Class B Stock)	30,693	636,317
Suncor Energy, Inc.	88,102	2,704,970
TFI International, Inc.	53,647	1,252,577
TMX Group Ltd.	16,640	843,480
Transcontinental, Inc. (Class A Stock)	80,128	1,481,029
WSP Global, Inc.	9,801	346,169

		90,792,494

Cayman Islands — 0.0%
Theravance Biopharma, Inc.*(a)	9,638	354,871

China — 0.9%
Agricultural Bank of China Ltd. (Class H Stock)	2,543,000	1,172,776
Alibaba Group Holding Ltd., ADR*(a)	45,747	4,932,899
BAIC Motor Corp. Ltd. (Class H Stock), 144A	190,000	215,954
Baidu, Inc., ADR*	1,755	302,773
Bank of China Ltd. (Class H Stock)	4,303,000	2,139,803
Bank of Communications Co. Ltd. (Class H Stock)	2,285,000	1,778,680
BYD Electronic International Co. Ltd.	232,500	323,073
China Biologic Products, Inc.*(a)	9,867	987,983
China Communications Services Corp. Ltd. (Class H Stock)	480,000	314,355
China Construction Bank Corp. (Class H Stock)	2,711,000	2,184,274
China Everbright Bank Co. Ltd. (Class H Stock)	1,258,000	615,269
China Merchants Bank Co. Ltd. (Class H Stock)	651,500	1,724,109
China Minsheng Banking Corp. Ltd. (Class H Stock)	1,146,000	1,225,035
China Mobile Ltd.	32,500	357,419
China Mobile Ltd., ADR	20,371	1,125,090
China Petroleum & Chemical Corp. (Class H Stock)	3,102,000	2,524,924
China Power International Development Ltd.	1,969,000	732,394
China Southern Airlines Co. Ltd. (Class H Stock)	244,000	168,993
Chinasoft International Ltd.*	540,000	310,886
Chongqing Rural Commercial Bank Co. Ltd. (Class H Stock)	1,850,000	1,249,837
CIFI Holdings Group Co. Ltd.	566,000	219,957
Geely Automobile Holdings Ltd.	330,000	505,744
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	866,000	1,386,991

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	846,800	$1,322,939
Hollysys Automation Technologies Ltd.(a)	15,242	258,047
Hua Hong Semiconductor Ltd., 144A	193,000	270,986
Huaneng Renewables Corp. Ltd. (Class H Stock)	476,000	164,848
Industrial & Commercial Bank of China Ltd. (Class H Stock)	5,783,000	3,784,096
NetEase, Inc., ADR	9,768	2,774,112
Shenzhen Expressway Co. Ltd. (Class H Stock)	678,000	614,572
Shenzhen Investment Ltd.	602,000	269,816
Sichuan Expressway Co. Ltd. (Class H Stock)	338,000	142,733
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	2,214,000	1,228,770
Sinopharm Group Co. Ltd. (Class H Stock)	263,200	1,221,899
Springland International Holdings Ltd.	1,022,000	182,821
Tencent Holdings Ltd.	262,000	7,548,094
Tianneng Power International Ltd.	740,000	672,718
Xinjiang Goldwind Science & Technology Co. Ltd. (Class H Stock)	262,000	394,583
Xtep International Holdings Ltd.	448,500	176,641
Yuzhou Properties Co. Ltd.	903,000	376,813
Zhejiang Expressway Co. Ltd. (Class H Stock)	514,000	672,328
Zhongsheng Group Holdings Ltd.	351,000	522,441

		49,098,475

Colombia — 0.0%
Almacenes Exito SA	31,398	167,312
Corp.Financiera Colombiana SA	15,246	149,332
Grupo Aval Acciones y Valores SA, ADR	19,409	158,572

		475,216

Czech Republic — 0.0%
Moneta Money Bank A/S, 144A*	135,575	459,479

Denmark — 0.8%
Ambu A/S (Class B Stock)(a)	46,025	1,977,387
Coloplast A/S (Class B Stock)	66,399	5,185,468
Danske Bank A/S	238,593	8,135,049
DSV A/S	142,261	7,358,187
GN Store Nord A/S	52,200	1,218,617
Novo Nordisk A/S (Class B Stock)	240,368	8,253,981
OW Bunker A/S*^(g)	53,469	—
SimCorp A/S	110,032	6,620,172
TDC A/S	519,617	2,676,168

		41,425,029

Egypt — 0.0%
Commercial International Bank Egypt SAE, GDR (original cost $250,537; purchased 11/22/16-11/23/16)(f)	59,377	248,463

Faroe Islands — 0.0%
Bakkafrost P/F	38,634	1,194,985

Finland — 0.1%
Amer Sports OYJ*	45,200	1,021,998
Huhtamaki OYJ	51,759	1,841,906

	Shares	Value
COMMON STOCKS (Continued)
Finland (cont’d.)
Nokian Renkaat OYJ	36,181	$1,510,114
Outotec OYJ*(a)	182,900	1,109,261

		5,483,279

France — 2.0%
Atos SE	38,000	4,696,078
AXA SA	82,407	2,129,056
BNP Paribas SA	102,413	6,814,998
Bureau Veritas SA	158,776	3,346,781
Capgemini SA	69,947	6,456,522
Cie Generale des Etablissements Michelin	64,360	7,820,912
Credit Agricole SA	116,496	1,574,643
Dassault Systemes SE	36,718	3,175,815
Eiffage SA	37,707	2,950,936
Ingenico Group SA	44,303	4,178,508
Interparfums SA	51,696	1,714,590
Ipsen SA	20,973	2,096,930
Korian SA	37,947	1,147,840
Legrand SA	59,095	3,557,387
L’Oreal SA	20,085	3,863,113
LVMH Moet Hennessy Louis Vuitton SE	21,162	4,651,262
Nexity SA*	49,800	2,447,650
Orange SA	643,736	9,994,406
Orpea	20,249	1,943,022
Sartorius Stedim Biotech	37,354	2,515,878
Societe BIC SA	35,468	4,418,826
Teleperformance	18,301	1,975,950
Thales SA	35,801	3,458,249
TOTAL SA(a)	206,104	10,421,352
Ubisoft Entertainment SA*	42,780	1,824,548
Valeo SA	92,980	6,185,210
Virbac SA(a)	9,600	1,502,532

		106,862,994

Germany — 2.3%
Aareal Bank AG	36,700	1,418,873
alstria office REIT-AG*	103,664	1,267,555
Aurubis AG	32,624	2,187,533
Bayerische Motoren Werke AG	26,504	2,418,281
Bechtle AG	17,300	1,877,467
Brenntag AG	44,802	2,511,012
CANCOM SE(a)	34,007	1,921,084
Daimler AG	142,307	10,502,221
Deutsche Lufthansa AG	186,957	3,032,987
Deutsche Pfandbriefbank AG, 144A	108,300	1,347,272
Deutsche Post AG	143,273	4,903,324
Deutsche Telekom AG	589,439	10,328,555
Fresenius SE & Co. KGaA	77,002	6,187,591
GRENKE AG	6,500	1,147,176
Hannover Rueck SE	22,262	2,565,296
Hella KGaA Hueck & Co.	23,300	1,032,418
Infineon Technologies AG	538,528	11,022,264
Jenoptik AG	95,800	2,375,292
LEG Immobilien AG*	33,836	2,773,546
Merck KGaA	71,184	8,111,671
MTU Aero Engines AG	11,200	1,456,079
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	40,210	7,871,224
Rational AG	4,522	2,109,268

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Germany (cont’d.)
Salzgitter AG	33,800	$1,221,756
SAP SE	158,405	15,540,842
Scout24 AG, 144A*	44,911	1,499,456
Software AG	40,441	1,597,571
Stroeer SE & Co. KGaA(a)	33,455	1,862,408
Symrise AG	40,995	2,726,235
Talanx AG	27,340	963,931
TLG Immobilien AG	89,992	1,752,243
Volkswagen AG	10,185	1,521,737

		119,054,168

Greece — 0.0%
Aegean Marine Petroleum Network, Inc.(a)	51,167	616,562

Hong Kong — 0.3%
China High Speed Transmission Equipment Group Co. Ltd.	138,000	156,142
CK Hutchison Holdings Ltd.	214,036	2,635,197
CLP Holdings Ltd.	389,500	4,077,472
Man Wah Holdings Ltd.	1,042,800	828,296
Pou Sheng International Holdings Ltd.	1,989,000	417,298
Skyworth Digital Holdings Ltd.	1,802,000	1,188,029
Tongda Group Holdings Ltd.	1,390,000	490,683
WH Group Ltd., 144A	1,804,000	1,555,627
Wheelock & Co. Ltd.	160,000	1,265,648
Xinyi Glass Holdings Ltd.*	942,000	829,733
Yue Yuen Industrial Holdings Ltd.	325,000	1,277,136

		14,721,261

Hungary — 0.0%
Magyar Telekom Telecommunications PLC	220,756	366,135
MOL Hungarian Oil & Gas PLC	6,825	467,316
OTP Bank PLC	11,824	330,356

		1,163,807

India — 0.0%
Tata Motors Ltd., ADR	19,436	692,893
Wipro Ltd., ADR(a)	37,004	378,551

		1,071,444

Indonesia — 0.0%
Adaro Energy Tbk PT	1,471,100	193,232
Gudang Garam Tbk PT	28,900	142,123
Telekomunikasi Indonesia Persero Tbk PT, ADR(a)	27,062	843,523

		1,178,878

Ireland — 0.5%
AerCap Holdings NV*	109,611	5,038,818
Dalata Hotel Group PLC*	327,404	1,565,689
Glanbia PLC	70,495	1,357,077
Kerry Group PLC (Class A Stock)	46,798	3,679,495
Kingspan Group PLC	165,597	5,290,025
Origin Enterprises PLC	109,302	777,233
Prothena Corp. PLC*(a)	3,347	186,729
Ryanair Holdings PLC, ADR*	50,408	4,182,856
Smurfit Kappa Group PLC	62,470	1,650,636

		23,728,558

Israel — 0.0%
Kornit Digital Ltd.*(a)	40,881	780,827

	Shares	Value
COMMON STOCKS (Continued)
Italy — 0.3%
BPER Banca	168,000	$838,707
Buzzi Unicem SpA	48,500	1,239,736
De’ Longhi SpA	152,777	4,442,007
FinecoBank Banca Fineco SpA	250,800	1,705,559
Recordati SpA	83,259	2,819,186
Unipol Gruppo Finanziario SpA	456,396	1,884,572
Yoox Net-A-Porter Group SpA*	57,699	1,371,420

		14,301,187

Japan — 2.7%
Aisin Seiki Co. Ltd.	136,800	6,737,692
Bandai Namco Holdings, Inc.(a)	175,400	5,257,731
Coca-Cola West Co. Ltd.(a)	92,700	2,995,135
COMSYS Holdings Corp.	127,900	2,293,942
ITOCHU Corp.(a)	567,900	8,084,824
JX Holdings, Inc.(a)	1,290,000	6,351,376
Maeda Corp.	288,000	2,553,403
Maeda Road Construction Co. Ltd.	54,000	956,547
Marubeni Corp.(a)	1,006,900	6,219,561
Matsumotokiyoshi Holdings Co. Ltd.	48,800	2,324,692
Mitsubishi Corp.	392,700	8,510,822
Mitsubishi Gas Chemical Co., Inc.	174,300	3,630,385
Mitsubishi UFJ Financial Group, Inc.	559,000	3,521,235
Mitsui & Co. Ltd.(a)	617,500	8,967,353
Mitsui Engineering & Shipbuilding Co. Ltd.(a)	1,379,000	2,140,843
Mizuho Financial Group, Inc.	5,274,800	9,682,302
NHK Spring Co. Ltd.	254,100	2,813,377
Nippo Corp.	38,000	722,403
Nippon Light Metal Holdings Co. Ltd.	665,000	1,467,696
Nippon Telegraph & Telephone Corp.	203,700	8,708,851
Nishimatsu Construction Co. Ltd.	300,000	1,477,512
Nissan Motor Co. Ltd.	689,500	6,648,424
Nisshin Steel Co. Ltd.	161,800	2,137,085
Seiko Epson Corp.	122,000	2,574,075
Seino Holdings Co. Ltd.	143,500	1,615,937
Sekisui House Ltd.	309,900	5,109,875
Sojitz Corp.	1,812,200	4,553,930
Sumitomo Corp.	614,000	8,283,390
Sumitomo Mitsui Financial Group, Inc.	199,500	7,261,554
Tokai Rika Co. Ltd.	72,000	1,453,635
Toyoda Gosei Co. Ltd.	58,100	1,481,847
Yamada Denki Co. Ltd.(a)	741,400	3,706,347
Yokohama Rubber Co. Ltd. (The)	141,000	2,763,438

		143,007,219

Luxembourg — 0.0%
APERAM SA	37,700	1,879,668

Malaysia — 0.1%
AirAsia Bhd	1,841,800	1,306,670
Bermaz Auto Bhd	407,820	184,410
Hong Leong Financial Group Bhd	132,000	473,508
MISC Bhd	98,800	163,325
Sunway Bhd	201,000	147,470
Tenaga Nasional Bhd	370,000	1,146,648
Top Glove Corp. Bhd	520,900	579,297

		4,001,328

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Mexico — 0.1%
Alpek SAB de CV	244,800	$271,967
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	69,700	676,887
Grupo Lala SAB de CV	88,600	160,805
Industrias Bachoco SAB de CV, ADR(a)	21,826	1,180,350
Industrias Bachoco SAB de CV (Class B Stock)	41,700	188,452
Vitro SAB de CV (Class A Stock)	149,700	581,777

		3,060,238

Monaco — 0.0%
Scorpio Tankers, Inc.(a)	207,067	919,377

Netherlands — 1.0%
Aalberts Industries NV	52,122	1,942,887
Akzo Nobel NV	9,295	769,478
Amsterdam Commodities NV	33,537	841,795
ASM International NV	12,800	717,744
ASML Holding NV	48,971	6,498,124
ASR Nederland NV*	31,071	885,643
BE Semiconductor Industries NV	52,268	2,129,581
Brunel International NV	73,813	1,200,898
Flow Traders, 144A	30,794	969,548
Fugro NV, CVA*	63,800	993,785
IMCD Group NV	30,700	1,508,169
ING Groep NV	577,461	8,722,154
Koninklijke Ahold Delhaize NV	159,908	3,417,217
NN Group NV	39,695	1,289,184
Royal Dutch Shell PLC (Class A Stock)	330,316	8,696,724
Royal Dutch Shell PLC (Class B Stock)	282,715	7,771,655
TomTom NV*(a)	182,300	1,774,102

		50,128,688

New Zealand — 0.0%
Air New Zealand Ltd.	858,748	1,480,632
Z Energy Ltd.	158,838	774,656

		2,255,288

Norway — 0.2%
DNB ASA	313,296	4,974,695
Grieg Seafood ASA	71,000	532,272
Leroy Seafood Group ASA	16,000	700,699
Marine Harvest ASA*	241,188	3,679,177
Petroleum Geo-Services ASA(a)	276,700	734,210
Salmar ASA	41,404	892,831

		11,513,884

Philippines — 0.0%
DMCI Holdings, Inc.	638,150	144,952
San Miguel Corp.	36,270	75,171

		220,123

Puerto Rico — 0.0%
First BanCorp.*	136,075	768,824

Russia — 0.1%
LUKOIL PJSC, ADR	9,313	494,663
Magnitogorsk Iron & Steel OJSC, GDR, RegS (original cost $41,894; purchased 12/11/15-12/14/15)(f)	11,995	102,901

	Shares	Value
COMMON STOCKS (Continued)
Russia (cont’d.)
MegaFon PJSC, GDR, RegS (original cost $203,391; purchased 07/01/16)(f)	18,924	$218,475
MMC Norilsk Nickel PJSC, ADR(a)	10,925	171,684
Mobile TeleSystems PJSC, ADR(a)	175,257	1,933,085
RusHydro PJSC, ADR (original cost $149,865; purchased 07/01/16)(f)	159,989	261,749
Severstal PJSC, GDR, RegS (original cost $86,233; purchased 12/11/15)(f)	9,403	135,689
United Co. RUSAL PLC	455,000	235,845
X5 Retail Group NV, GDR, RegS (original cost $846,105; purchased 12/11/15-11/23/16)*(f)	31,372	1,022,413

		4,576,504

Singapore — 0.0%
Accordia Golf Trust, UTS	121,900	64,047
Croesus Retail Trust, UTS	113,500	72,249
Wing Tai Holdings Ltd.	174,300	234,812

		371,108

South Africa — 0.1%
AVI Ltd.	97,751	720,093
Clicks Group Ltd.	69,821	665,151
Fortress Income Fund Ltd. (Class A Stock)	141,460	176,825
Investec Ltd.	36,297	247,242
Liberty Holdings Ltd.	132,428	1,065,137
Naspers Ltd. (Class N Stock)	3,420	589,308
Raubex Group Ltd.	96,887	184,882
Redefine Properties Ltd., REIT	178,601	146,420
Sappi Ltd.	166,261	1,126,278
SPAR Group Ltd. (The)	35,309	458,086
Super Group Ltd.*	95,631	253,492
Tiger Brands Ltd.	23,660	705,895
Tsogo Sun Holdings Ltd.	86,584	177,893

		6,516,702

South Korea — 0.4%
Daelim Industrial Co. Ltd.	11,480	830,679
Doosan Heavy Industries & Construction Co. Ltd.	6,724	144,063
GS Holdings Corp.	14,707	777,667
Hanil Cement Co. Ltd.	2,251	203,533
Hanwha Chemical Corp.	57,907	1,367,894
Hanwha General Insurance Co. Ltd.	20,743	129,220
KB Financial Group, Inc.	12,290	538,627
Korea Electric Power Corp.	34,853	1,450,768
Korea Electric Power Corp., ADR(a)	82,245	1,704,939
Korea Petrochemical Ind Co. Ltd.	3,103	680,023
LG Chem Ltd.	2,260	594,241
Lotte Chemical Corp.	878	290,943
LS Corp.	6,438	369,690
S&T Motiv Co. Ltd.	3,897	172,758
Samsung Electronics Co. Ltd.	4,903	9,023,557
Samsung Electronics Co. Ltd., GDR, 144A (original cost $604,653; purchased 04/30/13-10/29/15)(f)	957	878,048

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
S-Oil Corp.	3,607	$324,323
Woori Bank	60,692	705,061

		20,186,034

Spain — 0.6%
Aena SA, 144A	35,356	5,588,364
Amadeus IT Group SA	113,707	5,761,392
Cia de Distribucion Integral Logista Holdings SA	48,554	1,127,043
CIE Automotive SA	56,688	1,117,082
Iberdrola SA	487,315	3,481,824
Industria de Diseno Textil SA	119,198	4,197,758
Mapfre SA	506,742	1,735,648
Melia Hotels International SA	156,914	2,157,677
Merlin Properties Socimi SA, REIT	96,400	1,076,995
Repsol SA	230,413	3,569,777

		29,813,560

Sweden — 1.7%
AAK AB	17,900	1,178,288
Assa Abloy AB (Class B Stock)	251,798	5,176,388
Atlas Copco AB (Class A Stock)	198,807	7,007,763
Bilia AB (Class A Stock)	33,978	701,064
BioGaia AB (Class B Stock)	45,196	1,684,723
Boliden AB	326,247	9,710,853
Castellum AB	143,045	1,895,997
Elekta AB (Class B Stock)	221,883	2,167,424
Hexagon AB (Class B Stock)	159,152	6,387,526
Hexpol AB	261,645	2,682,786
Indutrade AB	99,900	1,902,650
JM AB	73,839	2,331,757
NetEnt AB*	258,872	2,077,783
Nibe Industrier AB (Class B Stock)	233,143	1,863,558
Nordea Bank AB	307,570	3,509,017
Peab AB	35,646	340,006
Scandi Standard AB	154,300	937,903
Skandinaviska Enskilda Banken AB (Class A Stock)(a)	443,789	4,931,438
Skanska AB (Class B Stock)	108,277	2,548,338
Svenska Cellulosa AB SCA (Class B Stock)	339,129	10,928,873
Swedbank AB (Class A Stock)(a)	298,238	6,900,765
Tobii AB*(a)	243,500	1,569,308
Trelleborg AB (Class B Stock)	234,146	5,012,751
Vitrolife AB	44,300	2,120,361
Wallenstam AB (Class B Stock)	227,800	1,836,740

		87,404,060

Switzerland — 1.5%
Bucher Industries AG	5,060	1,479,037
Burckhardt Compression Holding AG(a)	2,350	636,007
Chocoladefabriken Lindt & Spruengli AG	430	2,436,510
Cie Financiere Richemont SA	98,087	7,754,972
Clariant AG*	125,297	2,363,342
Georg Fischer AG	3,992	3,629,559
Interroll Holding AG	2,175	2,495,914
Julius Baer Group Ltd.*	45,025	2,249,271
Lonza Group AG*	45,217	8,546,972
Nestle SA	28,188	2,163,479
Novartis AG	116,155	8,625,387

	Shares	Value
COMMON STOCKS (Continued)
Switzerland (cont’d.)
OC Oerlikon Corp. AG*	135,500	$1,446,894
Partners Group Holding AG	8,739	4,696,455
Roche Holding AG	22,095	5,650,436
Sunrise Communications Group AG, 144A*	17,000	1,280,794
Swiss Life Holding AG*	21,879	7,055,165
Swiss Re AG	124,828	11,211,564
u-blox Holding AG*	4,270	940,122
VAT Group AG, 144A*	24,640	2,684,307

		77,346,187

Taiwan — 0.4%
Accton Technology Corp.	169,000	372,622
AmTRAN Technology Co. Ltd.*	249,000	181,425
Chicony Power Technology Co. Ltd.	160,000	256,552
China Motor Corp.	297,000	272,154
Elite Material Co. Ltd.	371,000	1,442,715
First Financial Holding Co. Ltd.	1,146,000	698,721
Formosa Chemicals & Fibre Corp.	332,000	1,032,865
Hon Hai Precision Industry Co. Ltd.	608,544	1,825,077
Hon Hai Precision Industry Co. Ltd., GDR, RegS (original cost $176,876; purchased 12/11/15-07/01/16)(f)	36,817	225,690
Inventec Corp.	198,000	148,462
King Yuan Electronics Co. Ltd.	415,000	382,979
Lite-On Technology Corp.	712,836	1,228,687
Mitac Holdings Corp.	610,896	678,612
Powertech Technology, Inc.	187,000	544,181
Sinbon Electronics Co. Ltd.	126,307	310,163
St. Shine Optical Co. Ltd.	14,000	284,110
Taiwan Cooperative Financial Holding Co. Ltd.	780,000	388,229
Taiwan Semiconductor Manufacturing Co. Ltd.	1,242,000	7,788,126
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,683	153,790
Tong Yang Industry Co. Ltd.	76,000	132,009
Tripod Technology Corp.	99,000	278,925
United Microelectronics Corp.	962,000	385,866
Win Semiconductors Corp.	224,801	1,000,419
Wistron Corp.	1,071,340	981,655

		20,994,034

Thailand — 0.1%
Airports of Thailand PCL	924,000	1,055,424
GFPT PCL	148,400	79,463
PTT Global Chemical PCL	250,500	533,987
PTT PCL	106,500	1,199,433
Siam Cement PCL (The)	33,700	529,545
Thai Union Group PCL (Class F Stock)	71,300	44,404
Thanachart Capital PCL	313,100	439,638
Tisco Financial Group PCL	165,000	339,218

		4,221,112

Turkey — 0.1%
Akbank TAS	359,757	844,650
Arcelik A/S	67,816	423,073
BIM Birlesik Magazalar A/S	30,851	474,368
Petkim Petrokimya Holding A/S	182,382	254,506

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Turkey (cont’d.)
Tofas Turk Otomobil Fabrikasi A/S	84,383	$632,248
Trakya Cam Sanayii A/S	210,570	183,166
Turkiye Vakiflar Bankasi TAO (Class D Stock)	779,930	1,150,771

		3,962,782

United Kingdom — 3.3%
3i Group PLC	426,312	4,002,661
accesso Technology Group PLC*	56,897	1,172,768
Anglo American PLC*	336,942	5,148,123
Ashmore Group PLC	186,000	823,540
ASOS PLC*	35,600	2,692,197
Auto Trader Group PLC, 144A	512,028	2,512,960
Bellway PLC	66,885	2,266,243
Benchmark Holdings Plc*	1,544,224	1,712,209
Berkeley Group Holdings PLC	97,241	3,910,007
Bovis Homes Group PLC	88,250	936,229
BP PLC	2,403,815	13,836,611
British American Tobacco PLC	139,774	9,273,433
Bunzl PLC	64,846	1,884,777
Cineworld Group PLC	16,016	132,945
Close Brothers Group PLC	10,088	194,465
Compass Group PLC	328,295	6,198,265
DCC PLC	50,549	4,449,941
Diageo PLC	119,595	3,424,620
Dunelm Group PLC	93,900	749,729
Fevertree Drinks PLC	77,985	1,470,383
Genus PLC	96,400	2,080,146
GlaxoSmithKline PLC	591,580	12,300,661
Halma PLC	95,107	1,220,427
Howden Joinery Group PLC	325,724	1,769,505
HSBC Holdings PLC, (QMTF)	659,666	5,380,784
IMI PLC	56,000	837,823
Indivior PLC	378,234	1,527,124
Intermediate Capital Group PLC	140,320	1,242,960
Interserve PLC	44,275	123,234
J Sainsbury PLC	217,059	718,938
JD Sports Fashion PLC	243,576	1,176,985
Legal & General Group PLC	1,219,860	3,777,215
Lloyds Banking Group PLC	3,973,106	3,304,351
Oxford Instruments PLC	107,122	1,097,656
Paragon Group of Cos. PLC (The)	154,299	806,945
Persimmon PLC	230,420	6,045,427
Prudential PLC	481,477	10,170,363
Reckitt Benckiser Group PLC	108,304	9,887,233
Rightmove PLC	42,743	2,135,250
Rotork PLC	1,297,309	3,954,462
RPC Group PLC	105,875	1,036,093
RSA Insurance Group PLC	158,571	1,164,528
Senior PLC	831,100	2,144,157
Smiths Group PLC	142,915	2,903,806
Spectris PLC	50,514	1,579,335
Spirax-Sarco Engineering PLC	47,315	2,828,496
St. James’s Place PLC	314,287	4,183,447
Tate & Lyle PLC	415,586	3,982,397
Telit Communications PLC(a)	268,000	1,179,599
TP ICAP PLC	116,100	675,258
Tullow Oil PLC*(a)	626,100	1,846,795
Unilever NV, CVA	79,642	3,954,170

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Vesuvius PLC	117,300	$764,197
WH Smith PLC	13,390	297,514
Whitbread PLC	54,612	2,709,821
WPP PLC	363,778	7,973,661

		175,572,869

United States — 38.3%
3M Co.	5,216	997,977
8x8, Inc.*	27,278	415,990
AAR Corp.	19,429	653,397
AbbVie, Inc.	138,802	9,044,338
ABM Industries, Inc.	3,995	174,181
Abraxas Petroleum Corp.*	344,535	695,961
Accenture PLC (Class A Stock)	36,341	4,356,559
ACCO Brands Corp.*	80,000	1,051,999
Activision Blizzard, Inc.	59,403	2,961,834
Advanced Energy Industries, Inc.*	4,340	297,550
Aetna, Inc.(a)	55,792	7,116,270
AGNC Investment Corp., REIT	70,681	1,405,845
Air Lease Corp.(a)	23,088	894,659
Air Transport Services Group, Inc.*	53,105	852,335
Aircastle Ltd.	66,662	1,608,554
Alaska Air Group, Inc.	68,089	6,279,168
Albemarle Corp.	36,830	3,890,721
Align Technology, Inc.*	15,254	1,749,786
Allergan PLC	57,656	13,775,172
Allstate Corp. (The)	110,224	8,982,154
Ally Financial, Inc.	135,596	2,756,667
Alon USA Partners LP, MLP	75,020	687,183
Alphabet, Inc. (Class A Stock)*	15,486	13,129,031
Alphabet, Inc. (Class C Stock)*	15,727	13,046,490
Altria Group, Inc.	82,265	5,875,366
Amazon.com, Inc.*	26,485	23,480,012
Amdocs Ltd.	43,631	2,661,055
Ameren Corp.	167,693	9,154,361
American Airlines Group, Inc.(a)	7,290	308,367
American Electric Power Co., Inc.	107,613	7,224,061
American International Group, Inc.	10,000	624,299
American Outdoor Brands Corp.*(a)	72,366	1,433,570
American Railcar Industries, Inc.(a)	43,322	1,780,534
American Water Works Co., Inc.	17,311	1,346,276
Ameris Bancorp(a)	16,663	768,164
AMERISAFE, Inc.	9,829	637,902
AmerisourceBergen Corp.(a)	70,622	6,250,047
Amgen, Inc.	118,583	19,455,913
Amkor Technology, Inc.*	80,420	932,068
AMN Healthcare Services, Inc.*	6,944	281,926
AmTrust Financial Services, Inc.(a)	31,598	583,299
ANI Pharmaceuticals, Inc.*(a)	11,986	593,427
Anika Therapeutics, Inc.*	4,807	208,816
Annaly Capital Management, Inc., REIT	78,449	871,568
Anthem, Inc.	36,728	6,074,077
Apollo Commercial Real Estate Finance, Inc., REIT(a)	31,476	592,064
Apple, Inc.	514,208	73,871,120
Applied Materials, Inc.	656,280	25,529,292
Archer-Daniels-Midland Co.	260,900	12,011,836
Ares Commercial Real Estate Corp., REIT	68,775	920,210
ARMOUR Residential REIT, Inc.(a)	32,960	748,522

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Arrow Electronics, Inc.*	88,045	$6,463,383
Aspen Technology, Inc.*	17,140	1,009,889
AT&T, Inc.	674,120	28,009,685
Atmos Energy Corp.	9,365	739,741
Avnet, Inc.	1,223	55,964
Axis Capital Holdings Ltd.	4,158	278,711
Banc of California, Inc.(a)	53,290	1,103,103
Bank of America Corp.	1,299,442	30,653,837
Bank of New York Mellon Corp. (The)	276,482	13,058,245
Barrett Business Services, Inc.	13,360	729,723
Baxter International, Inc.	164,812	8,547,150
Beacon Roofing Supply, Inc.*	5,520	271,363
Becton, Dickinson and Co.	30,325	5,562,818
Belden, Inc.	8,988	621,880
Benchmark Electronics, Inc.*	2,463	78,323
Berkshire Hathaway, Inc. (Class B Stock)*	35,543	5,924,307
Berry Plastics Group, Inc.*	10,888	528,830
Best Buy Co., Inc.(a)	179,310	8,813,087
Big 5 Sporting Goods Corp.(a)	75,000	1,132,500
Big Lots, Inc.(a)	70,993	3,455,939
Biogen, Inc.*	2,315	632,967
BioMarin Pharmaceutical, Inc.*	89,340	7,842,265
BioSpecifics Technologies Corp.*	3,670	201,116
BioTelemetry, Inc.*	27,960	809,442
Bioverativ, Inc.*	1,157	63,010
BlackRock, Inc.	23,555	9,033,578
Bluebird Bio, Inc.*(a)	1,578	143,440
Boardwalk Pipeline Partners LP, MLP	42,965	786,689
Boingo Wireless, Inc.*	50,760	659,372
Booz Allen Hamilton Holding Corp.	59,436	2,103,440
Boston Scientific Corp.*	120,649	3,000,541
Brady Corp. (Class A Stock)	10,770	416,261
Briggs & Stratton Corp.	21,706	487,300
Bright Horizons Family Solutions, Inc.*	9,014	653,425
Bristol-Myers Squibb Co.	86,124	4,683,423
Broadcom Ltd.	48,445	10,607,517
Broadridge Financial Solutions, Inc.	134,799	9,159,592
Brocade Communications Systems, Inc.	258,597	3,227,291
Brooks Automation, Inc.	53,969	1,208,906
Buffalo Wild Wings, Inc.*	2,495	381,111
Bunge Ltd.	10,254	812,732
BWX Technologies, Inc.	22,570	1,074,332
CA, Inc.	3,453	109,529
Cabot Microelectronics Corp.	14,625	1,120,421
Callon Petroleum Co.*(a)	55,465	729,919
Cal-Maine Foods, Inc.(a)	21,493	790,942
Cambrex Corp.*	16,595	913,555
Cantel Medical Corp.(a)	9,223	738,762
Capella Education Co.	4,154	353,194
Capital One Financial Corp.	54,426	4,716,557
Capstead Mortgage Corp., REIT	31,902	336,247
Cardinal Health, Inc.	92,033	7,505,291
Cardiovascular Systems, Inc.*	6,125	173,184
CareTrust REIT, Inc.	8,807	148,134
Casella Waste Systems, Inc. (Class A Stock)*	71,710	1,011,828
Catalent, Inc.*	22,195	628,562
Cavco Industries, Inc.*	4,443	517,165
Cavium, Inc.*(a)	12,176	872,532

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
CDW Corp.	160,478	$9,261,185
Cedar Fair LP, MLP	3,790	257,000
Celgene Corp.*	66,200	8,237,266
CenterPoint Energy, Inc.	363,903	10,032,806
CenterState Banks, Inc.	59,722	1,546,800
Central Garden & Pet Co.*(a)	25,465	943,988
CenturyLink, Inc.(a)	94,828	2,235,096
CF Industries Holdings, Inc.	17,902	525,424
Charles River Laboratories International, Inc.*	11,250	1,011,938
Charter Financial Corp.	15,245	299,869
Chemical Financial Corp.	12,045	616,102
Chemours Co. (The)	135,535	5,218,098
Chevron Corp.	207,693	22,299,997
Children’s Place, Inc. (The)(a)	7,960	955,598
Chimera Investment Corp., REIT	42,754	862,776
Churchill Downs, Inc.	3,892	618,244
Cigna Corp.	61,500	9,009,135
Cintas Corp.	22,630	2,863,600
Cirrus Logic, Inc.*(a)	150,492	9,133,359
Cisco Systems, Inc.	657,034	22,207,749
Citigroup, Inc.	65,870	3,940,343
Cliffs Natural Resources, Inc.*(a)	55,523	455,844
Clovis Oncology, Inc.*	2,786	177,385
Coca-Cola Co. (The)	33,544	1,423,607
Coherent, Inc.*	34,564	7,107,741
Comcast Corp. (Class A Stock)	938,297	35,270,584
Compass Diversified Holdings, MLP(a)	41,170	683,422
Conduent, Inc.*	31,150	522,697
Continental Resources, Inc.*(a)	76,718	3,484,532
Convergys Corp.(a)	2,112	44,669
Cooper-Standard Holdings, Inc.*	8,555	949,006
Copart, Inc.*	16,932	1,048,599
CoreCivic, Inc., REIT	31,065	976,062
Cornerstone OnDemand, Inc.*	10,093	392,517
Corning, Inc.	50,101	1,352,727
Cracker Barrel Old Country Store, Inc.(a)	4,584	730,002
Credit Acceptance Corp.*(a)	5,126	1,022,176
Crestwood Equity Partners LP, MLP	24,255	636,694
Crown Castle International Corp., REIT	32,080	3,029,956
CVS Health Corp.	41,096	3,226,036
CYS Investments, Inc., REIT	359,356	2,856,880
D.R. Horton, Inc.	22,781	758,835
Dana, Inc.	48,095	928,714
Danaher Corp.	76,657	6,556,473
Darden Restaurants, Inc.	37,951	3,175,360
Dave & Buster’s Entertainment, Inc.*(a)	17,571	1,073,412
Delphi Automotive PLC	14,081	1,133,380
Delta Air Lines, Inc.	151,892	6,980,956
Deluxe Corp.(a)	54,938	3,964,875
Denbury Resources, Inc.*(a)	644,621	1,663,122
DENTSPLY SIRONA, Inc.	26,443	1,651,101
DexCom, Inc.*(a)	82,470	6,987,683
Dick’s Sporting Goods, Inc.	111,220	5,411,965
Dillard’s, Inc. (Class A Stock)(a)	47,038	2,457,265
Domino’s Pizza, Inc.	11,674	2,151,518
Domtar Corp.(a)	27,883	1,018,287
Douglas Dynamics, Inc.	12,759	391,063
Dow Chemical Co. (The)	353,757	22,477,720

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Dr. Pepper Snapple Group, Inc.	72,891	$7,137,487
DTE Energy Co.	83,097	8,485,035
Duke Energy Corp.	115,880	9,503,319
Duke Realty Corp., REIT	58,769	1,543,862
DuPont Fabros Technology, Inc., REIT(a)	131,472	6,519,696
Edison International	89,989	7,164,024
Eldorado Resorts, Inc.*(a)	44,709	846,118
Electronic Arts, Inc.*	6,722	601,753
Eli Lilly & Co.	155,433	13,073,470
EMC Insurance Group, Inc.	6,665	187,020
Energy Recovery, Inc.*(a)	19,359	161,067
Entegris, Inc.*	57,106	1,336,280
Entergy Corp.	22,419	1,702,947
Enterprise Financial Services Corp.	18,605	788,852
Equity LifeStyle Properties, Inc., REIT	11,181	861,608
ESCO Technologies, Inc.	2,607	151,467
Essent Group Ltd.*	32,017	1,158,055
Estee Lauder Cos., Inc. (The) (Class A Stock)	82,600	7,003,654
Esterline Technologies Corp.*	5,815	500,381
Etsy, Inc.*	50,415	535,911
Everest Re Group Ltd.	47,658	11,142,917
Exact Sciences Corp.*(a)	26,703	630,725
Exactech, Inc.*	30,800	776,160
Exelixis, Inc.*	31,060	673,070
Exelon Corp.	88,996	3,202,076
Express Scripts Holding Co.*	30,445	2,006,630
Extreme Networks, Inc.*	58,720	440,987
Exxon Mobil Corp.	276,374	22,665,432
Facebook, Inc. (Class A Stock)*	186,506	26,493,177
Fair Isaac Corp.	6,042	779,116
Fifth Third Bancorp	224,599	5,704,815
Financial Institutions, Inc.	24,275	799,861
Finisar Corp.*	25,627	700,642
Finish Line, Inc. (The) (Class A Stock)	16,329	232,362
First Financial Bancorp	6,645	182,405
First Merchants Corp.	19,385	762,218
FirstEnergy Corp.	34,053	1,083,566
Fiserv, Inc.*	62,150	7,166,517
Five9, Inc.*	62,904	1,035,400
FleetCor Technologies, Inc.*	23,009	3,484,253
Flexion Therapeutics, Inc.*(a)	14,998	403,596
Fluor Corp.	111,370	5,860,289
Foot Locker, Inc.	21,943	1,641,556
Ford Motor Co.	281,448	3,276,055
FormFactor, Inc.*(a)	59,170	701,165
Fortive Corp.	106,885	6,436,615
GameStop Corp. (Class A Stock)(a)	119,835	2,702,279
Gaming and Leisure Properties, Inc., REIT	11,436	382,191
Garmin Ltd.(a)	26,168	1,337,446
GATX Corp.(a)	16,614	1,012,789
General Cable Corp.	3,689	66,218
General Electric Co.	843,046	25,122,771
General Motors Co.	111,606	3,946,388
Getty Realty Corp., REIT	17,000	429,590
Gibraltar Industries, Inc.*	13,064	538,237
Gilead Sciences, Inc.	114,396	7,769,776
Global Brass & Copper Holdings, Inc.	18,214	626,562
Global Payments, Inc.	40,132	3,237,850

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Goldman Sachs Group, Inc. (The)	22,522	$5,173,754
Granite Construction, Inc.	16,882	847,308
Great Western Bancorp, Inc.	9,525	403,955
Green Dot Corp. (Class A Stock)*	8,470	282,559
Greenbrier Cos., Inc. (The)(a)	21,306	918,289
Greif, Inc. (Class A Stock)	9,575	527,487
Griffon Corp.	2,493	61,452
GTT Communications, Inc.*	22,506	548,021
Hain Celestial Group, Inc. (The)*	165,070	6,140,604
Halozyme Therapeutics, Inc.*(a)	14,570	188,827
Halyard Health, Inc.*(a)	19,725	751,325
Hancock Holding Co.	20,270	923,299
Hanover Insurance Group, Inc. (The)	39,277	3,537,287
Hartford Financial Services Group, Inc. (The)	2,112	101,524
Hawaiian Holdings, Inc.*	87,027	4,042,404
Heartland Financial USA, Inc.	7,380	368,631
Helen of Troy Ltd.*	1,690	159,197
Helmerich & Payne, Inc.(a)	16,511	1,099,137
Heska Corp.*	14,614	1,534,178
Hewlett Packard Enterprise Co.	393,397	9,323,509
Hill-Rom Holdings, Inc.	8,048	568,189
Hologic, Inc.*	2,119	90,163
Home Depot, Inc. (The)	115,308	16,930,674
Hostess Brands, Inc.*(a)	27,037	429,077
HP, Inc.	485,813	8,686,336
Hudson Pacific Properties, Inc., REIT	22,220	769,701
Huntington Ingalls Industries, Inc.	29,692	5,945,526
ICF International, Inc.*	29,555	1,220,622
Ichor Holdings Ltd.*	38,890	771,189
Iconix Brand Group, Inc.*(a)	81,725	614,572
IDEXX Laboratories, Inc.*	9,233	1,427,514
II-VI, Inc.*	16,640	599,872
Illinois Tool Works, Inc.	25,998	3,443,955
Impinj, Inc.*(a)	17,055	516,255
Independence Realty Trust, Inc., REIT(a)	115,000	1,077,550
Ingredion, Inc.	66,455	8,003,176
Innospec, Inc.	1,272	82,362
Inogen, Inc.*	7,769	602,564
Inphi Corp.*(a)	8,168	398,762
Installed Building Products, Inc.*	11,030	581,833
Insulet Corp.*	13,810	595,073
Intel Corp.	814,729	29,387,275
Intercontinental Exchange, Inc.	175,015	10,478,148
International Business Machines Corp.	55,481	9,661,461
International Game Technology PLC	165,732	3,927,848
Interpublic Group of Cos., Inc. (The)(a)	38,630	949,139
Intuitive Surgical, Inc.*	10,223	7,835,623
Itron, Inc.*	23,680	1,437,376
j2 Global, Inc.	5,180	434,654
Jabil Circuit, Inc.	48,191	1,393,684
Jack Henry & Associates, Inc.	4,509	419,788
Jack in the Box, Inc.	8,890	904,291
John Bean Technologies Corp.	18,112	1,592,950
Johnson & Johnson	283,316	35,287,008
JPMorgan Chase & Co.	560,105	49,199,623
Kansas City Southern	85,585	7,339,770
KAR Auction Services, Inc.	68,809	3,004,889
Kelly Services, Inc. (Class A Stock)	5,205	113,781

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Kite Pharma, Inc.*(a)	2,207	$173,227
KLA-Tencor Corp.	37,187	3,535,368
Koppers Holdings, Inc.*	15,300	647,955
Kroger Co. (The)	121,121	3,571,858
L Brands, Inc.	23,121	1,088,999
Laboratory Corp. of America Holdings*	12,946	1,857,363
Lam Research Corp.	70,768	9,083,780
Lancaster Colony Corp.	1,425	183,597
Las Vegas Sands Corp.	18,000	1,027,260
Lear Corp.	30,979	4,386,007
LeMaitre Vascular, Inc.	18,351	451,985
LGI Homes, Inc.*(a)	1,835	62,225
LHC Group, Inc.*	3,900	210,210
Lincoln National Corp.	258,883	16,943,892
Lockheed Martin Corp.	10,557	2,825,053
LogMeIn, Inc.	4,886	476,385
Louisiana-Pacific Corp.*	24,099	598,137
Lowe’s Cos., Inc.	12,364	1,016,444
Lumentum Holdings, Inc.*(a)	10,614	566,257
Lydall, Inc.*	13,850	742,360
LyondellBasell Industries NV (Class A Stock)	124,226	11,328,169
Macy’s, Inc.	108,924	3,228,507
Mallinckrodt PLC*	13,643	608,069
Marathon Petroleum Corp.	34,384	1,737,767
Marcus & Millichap, Inc.*	4,086	100,434
Marcus Corp. (The)	18,860	605,406
MarineMax, Inc.*	34,360	743,894
Marriott Vacations Worldwide Corp.(a)	37,331	3,730,487
Masimo Corp.*	12,520	1,167,615
MasTec, Inc.*	26,163	1,047,828
Mattel, Inc.	69,003	1,767,167
MaxLinear, Inc. (Class A Stock)*	3,592	100,756
McDermott International, Inc.*	25,785	174,049
McDonald’s Corp.	42,538	5,513,350
McKesson Corp.	44,660	6,621,292
MEDNAX, Inc.*(a)	5,627	390,401
Medtronic PLC	164,987	13,291,353
Merck & Co., Inc.	322,747	20,507,344
Meta Financial Group, Inc.	1,382	122,307
MetLife, Inc.	71,788	3,791,842
MGM Resorts International	204,180	5,594,532
MGP Ingredients, Inc.(a)	5,697	308,948
Micron Technology, Inc.*	136,019	3,930,949
Microsemi Corp.*	92,291	4,755,755
Microsoft Corp.	757,594	49,895,141
Milestone Apartments Real Estate
Investment Trust	9,719	157,714
MINDBODY, Inc. (Class A Stock)*(a)	22,518	618,119
MKS Instruments, Inc.(a)	13,825	950,469
Mobileye NV*	195,380	11,996,331
Modine Manufacturing Co.*	50,227	612,769
Mondelez International, Inc. (Class A Stock) .	186,465	8,032,912
Monmouth Real Estate Investment Corp., REIT	10,037	143,228
Morgan Stanley	124,280	5,324,155
MSA Safety, Inc.	12,300	869,487
National Beverage Corp.(a)	10,990	928,985
NeoGenomics, Inc.*(a)	58,348	460,366

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Nevro Corp.*(a)	5,428	$508,604
New Media Investment Group, Inc.	11,112	157,902
New Residential Investment Corp., REIT	228,081	3,872,815
New Senior Investment Group, Inc., REIT	18,029	183,896
New York Mortgage Trust, Inc., REIT(a)	29,048	179,226
Newmont Mining Corp.	60,666	1,999,551
Nexteer Automotive Group Ltd.	1,413,000	2,085,281
NextEra Energy, Inc.	21,697	2,785,244
NIKE, Inc. (Class B Stock)	37,045	2,064,518
NiSource, Inc.	65,578	1,560,101
Noble Corp. PLC(a)	132,688	821,339
Nordic American Tankers Ltd.(a)	59,578	487,348
Norfolk Southern Corp.	54,803	6,136,292
Northrop Grumman Corp.	63,073	15,001,282
Novanta, Inc.*	12,220	324,441
Nutrisystem, Inc.	11,374	631,257
NVIDIA Corp.	32,907	3,584,560
Oasis Petroleum, Inc.*	32,890	469,011
Oclaro, Inc.*(a)	55,539	545,393
Old Line Bancshares, Inc.	19,240	547,955
Olin Corp.(a)	23,737	780,235
Ollie’s Bargain Outlet Holdings, Inc.*(a)	14,133	473,456
Omnicell, Inc.*(a)	50,747	2,062,866
ONEOK, Inc.(a)	10,450	579,348
Oracle Corp.	248,773	11,097,764
Oritani Financial Corp.	7,115	120,955
Pacific Biosciences of California, Inc.*(a)	61,691	318,942
Pacific Premier Bancorp, Inc.*	17,689	681,911
Packaging Corp. of America	29,864	2,736,140
Palo Alto Networks, Inc.*	48,090	5,418,781
Pandora Media, Inc.*(a)	32,723	386,459
Parsley Energy, Inc. (Class A Stock)*	54,902	1,784,864
Patrick Industries, Inc.*	9,374	664,617
Patterson-UTI Energy, Inc.	151,010	3,665,013
PDC Energy, Inc.*(a)	66,150	4,124,453
Peapack Gladstone Financial Corp.	30,800	911,372
Penumbra, Inc.*(a)	8,446	704,819
PepsiCo, Inc.	11,015	1,232,138
Pfizer, Inc.	529,299	18,107,319
PG&E Corp.	96,192	6,383,301
Phibro Animal Health Corp. (Class A Stock)	28,445	799,305
Philip Morris International, Inc.	9,873	1,114,662
Phillips 66	32,557	2,579,166
Photronics, Inc.*	12,734	136,254
Pinnacle Foods, Inc.	112,012	6,482,134
Pinnacle West Capital Corp.	72,208	6,020,703
Plantronics, Inc.	6,500	351,715
Plexus Corp.*	14,389	831,684
PNC Financial Services Group, Inc. (The)	107,408	12,914,738
Portland General Electric Co.	69,507	3,087,501
PRA Health Sciences, Inc.*	22,746	1,483,722
Prestige Brands Holdings, Inc.*	9,013	500,762
Primerica, Inc.(a)	7,287	598,991
Principal Financial Group, Inc.	117,575	7,420,158
Procter & Gamble Co. (The)	35,285	3,170,357
Progressive Corp. (The)	42,404	1,661,389
Public Service Enterprise Group, Inc.	178,707	7,925,655
QEP Resources, Inc.*	79,521	1,010,712
QUALCOMM, Inc.	244,257	14,005,696

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Quest Diagnostics, Inc.(a)	64,042	$6,288,284
Raytheon Co.	23,902	3,645,055
RealPage, Inc.*	35,912	1,253,329
Regeneron Pharmaceuticals, Inc.*	11,570	4,483,491
Regions Financial Corp.	208,198	3,025,117
Regis Corp.*	6,521	76,426
Repligen Corp.*	11,608	408,602
Republic Services, Inc.	44,271	2,780,662
ResMed, Inc.(a)	25,891	1,863,375
Reynolds American, Inc.	232,889	14,676,665
RMR Group, Inc. (The) (Class A Stock)	5,020	248,490
Rogers Corp.*	6,982	599,544
Royal Caribbean Cruises Ltd.	80,235	7,871,856
Rudolph Technologies, Inc.*	12,305	275,632
S&P Global, Inc.	16,507	2,158,125
Sage Therapeutics, Inc.*	3,450	245,192
Saia, Inc.*	9,560	423,508
salesforce.com, Inc.*	91,030	7,509,065
Sanderson Farms, Inc.(a)	9,601	996,968
Sanmina Corp.*	56,266	2,284,400
Sarepta Therapeutics, Inc.*(a)	6,383	188,937
SCANA Corp.	17,052	1,114,348
Schlumberger Ltd.	168,608	13,168,285
Schnitzer Steel Industries, Inc. (Class A Stock)	25,230	521,000
Schweitzer-Mauduit International, Inc.	25,700	1,064,494
Seacoast Banking Corp. of Florida*	47,585	1,141,088
Semtech Corp.*	27,105	916,149
Shire PLC	106,456	6,202,869
Signature Bank*	52,740	7,826,089
Silicon Laboratories, Inc.*	7,210	530,296
SkyWest, Inc.	123,682	4,236,109
Skyworks Solutions, Inc.	88,031	8,625,277
Snap-on, Inc.	9,393	1,584,317
Spartan Motors, Inc.	33,630	269,040
SpartanNash Co.	62,136	2,174,139
Spectrum Brands Holdings, Inc.(a)	9,487	1,318,788
Spirit Realty Capital, Inc., REIT	437,243	4,429,272
Stanley Black & Decker, Inc.	92,973	12,353,323
Staples, Inc.	88,531	776,417
Star Gas Partners LP, MLP	24,085	221,582
Starbucks Corp.	42,599	2,487,356
Starwood Property Trust, Inc., REIT	166,572	3,761,196
Stepan Co.	11,280	888,977
Sterling Bancorp(a)	41,235	977,270
STORE Capital Corp., REIT	10,931	261,032
Stryker Corp.	97,000	12,770,050
SunTrust Banks, Inc.	175,912	9,727,934
Superior Industries International, Inc.	7,162	181,557
Supernus Pharmaceuticals, Inc.*(a)	27,409	857,902
Swift Transportation Co.*(a)	19,814	406,980
Symantec Corp.	225,678	6,923,801
Synopsys, Inc.*	853	61,527
Sysco Corp.	194,499	10,098,388
Take-Two Interactive Software, Inc.*	21,227	1,258,124
Target Corp.	26,350	1,454,257
Taylor Morrison Home Corp. (Class A Stock)*	39,415	840,328
TE Connectivity Ltd.	36,844	2,746,720

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Tech Data Corp.*	17,632	$1,655,645
Teladoc, Inc.*(a)	24,264	606,600
Teleflex, Inc.	11,785	2,283,108
Tenneco, Inc.	14,574	909,709
Tesoro Corp.	18,895	1,531,629
Tetra Tech, Inc.	20,215	825,783
Texas Capital Bancshares, Inc.*	21,696	1,810,531
Texas Roadhouse, Inc.	16,216	722,098
Textainer Group Holdings Ltd.	12,015	183,830
Thermo Fisher Scientific, Inc.	62,721	9,633,946
Thor Industries, Inc.	20,185	1,940,384
TJX Cos., Inc. (The)(a)	37,082	2,932,445
Tower International, Inc.	29,155	790,101
Travelers Cos., Inc. (The)	18,060	2,176,952
Trinity Industries, Inc.(a)	20,397	541,540
Trinseo SA(a)	10,185	683,414
TrueCar, Inc.*(a)	42,560	658,403
TTM Technologies, Inc.*(a)	10,675	172,188
Tyson Foods, Inc. (Class A Stock)	280,505	17,309,964
Ulta Beauty, Inc.*	9,541	2,721,379
Ultra Clean Holdings, Inc.*	54,040	911,655
Ultragenyx Pharmaceutical, Inc.*(a)	2,788	188,971
UMH Properties, Inc., REIT	21,215	322,680
Union Pacific Corp.	46,820	4,959,174
United Community Banks, Inc.	9,210	255,025
United Fire Group, Inc.	2,351	100,552
United Parcel Service, Inc. (Class B Stock)	38,924	4,176,545
United Therapeutics Corp.*(a)	11,423	1,546,446
UnitedHealth Group, Inc.	174,338	28,593,175
Univar, Inc.*	23,643	724,894
Universal Forest Products, Inc.	25,423	2,505,182
Universal Health Services, Inc. (Class B Stock)	8,449	1,051,478
Universal Insurance Holdings, Inc.(a)	63,941	1,566,555
Unum Group	98,262	4,607,505
US Silica Holdings, Inc.	15,829	759,634
Vail Resorts, Inc.	9,100	1,746,290
Valero Energy Corp.	74,246	4,921,767
Varex Imaging Corp.*	25,025	840,840
Verizon Communications, Inc.	260,039	12,676,901
Viad Corp.	15,905	718,906
Visa, Inc. (Class A Stock)(a)	89,024	7,911,563
Vocera Communications, Inc.*	41,745	1,036,528
Vulcan Materials Co.	85,029	10,244,294
W.W. Grainger, Inc.(a)	30,500	7,099,180
WageWorks, Inc.*	11,116	803,687
Walgreens Boots Alliance, Inc.	80,310	6,669,746
Wal-Mart Stores, Inc.	85,251	6,144,892
Walt Disney Co. (The)	35,338	4,006,976
Waste Management, Inc.	26,936	1,964,173
Weatherford International PLC*(a)	831,880	5,532,001
Wells Fargo & Co.	175,447	9,765,380
WESCO International, Inc.*	6,845	476,070
West Corp.	51,345	1,253,845
West Pharmaceutical Services, Inc.	5,945	485,171
Western Alliance Bancorp*	20,382	1,000,552
Western Digital Corp.	48,808	4,028,124
Western New England Bancorp, Inc.	19,000	199,500
Western Union Co. (The)(a)	95,169	1,936,689

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Westlake Chemical Partners LP, MLP	16,865	$424,155
Whirlpool Corp.	26,221	4,492,444
William Lyon Homes (Class A Stock)*(a)	14,222	293,258
Wintrust Financial Corp.(a)	47,308	3,269,929
Woodward, Inc.	11,150	757,308
Worthington Industries, Inc.	60,322	2,719,919
WSFS Financial Corp.	19,245	884,308
Xencor, Inc.*	5,593	133,785
Xylem, Inc.	39,633	1,990,369
Yelp, Inc.*	16,442	538,476
Yum! Brands, Inc.	15,248	974,347

		2,016,015,818

TOTAL COMMON STOCKS (cost $2,814,256,371)		3,189,331,037

PREFERRED STOCKS — 0.4%
Brazil — 0.1%
Banco Bradesco SA (PRFC)	134,520	1,387,052
Banco do Estado do Rio Grande do Sul SA (PRFC B)	85,000	410,528
Braskem SA (PRFC A)	16,300	165,937
Cia de Gas de Sao Paulo - COMGAS (PRFC A)	14,400	213,383
Cia de Transmissao de Energia Eletrica Paulista (PRFC)	40,400	842,946
Metalurgica Gerdau SA (PRFC)*	85,000	135,757
Petroleo Brasileiro SA (PRFC)*	280,500	1,305,464
Telefonica Brasil SA (PRFC)	128,800	1,915,584

		6,376,651

Colombia — 0.0%
Banco Davivienda SA (PRFC)	79,793	830,408

Germany — 0.2%
FUCHS PETROLUB SE (PRFC)	47,000	2,291,252
Jungheinrich AG (PRFC)	61,200	2,031,281
Volkswagen AG (PRFC)	42,139	6,143,069

		10,465,602

South Korea — 0.1%
Samsung Electronics Co. Ltd. (PRFC)	1,108	1,587,088

TOTAL PREFERRED STOCKS (cost $19,984,244)		19,259,749

	Units
RIGHTS* — 0.0%
Australia — 0.0%
Downer EDI Ltd., expiring 04/11/17	162,767	1,492

United States — 0.0%
Casa Ley, CVR, expiring 01/30/18^(g)	82,430	18,562
Property Development Centers, CVR,expiring 01/30/19^(g)	82,430	1

		18,563

TOTAL RIGHTS (cost $87,681)		20,055

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS — 10.7%
Australia — 0.1%
BHP Billiton Finance USA Ltd.,
Gtd. Notes
3.850%	09/30/23	2,000	$2,123,878
Westpac Banking Corp.,
Sr. Unsec’d. Notes
1.950%	11/23/18	4,000	4,007,148

			6,131,026

Austria — 0.1%
Oesterreichische Kontrollbank AG,
Gov’t. Gtd. Notes
1.750%	01/24/20	3,000	2,997,270

Belgium — 0.1%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
4.900%	02/01/46	2,000	2,161,448
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
2.500%	07/15/22	2,000	1,976,660

			4,138,108

Brazil — 0.1%
Petrobras Global Finance BV,
Gtd. Notes
8.375%	05/23/21	5,000	5,647,500

Canada — 0.3%
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21	313	335,514
Royal Bank of Canada,
Sr. Unsec’d. Notes, MTN
1.500%	01/16/18	3,000	2,999,235
2.000%	12/10/18	4,000	4,013,880
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	06/15/38	2,000	2,514,742
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes, MTN
1.800%	07/13/21	2,700	2,630,880
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
3.800%	10/01/20	2,000	2,093,982
7.625%	01/15/39	1,000	1,403,194

			15,991,427

China — 0.1%
CNOOC Curtis Funding No. 1 Pty Ltd.,
Gtd. Notes, 144A
4.500%	10/03/23	1,200	1,273,132
Sinopec Group Overseas Development 2016 Ltd.,
Gtd. Notes, 144A
3.500%	05/03/26	5,000	4,935,870

			6,209,002

France — 0.2%
Credit Agricole SA,
Sr. Unsec’d. Notes, MTN, 144A
2.500%	04/15/19	4,000	4,024,448

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
France (cont’d.)
Electricite de France SA,
Jr. Sub. Notes, 144A
5.625%(c)	12/29/49	1,500	$1,471,875
Total Capital International SA,
Gtd. Notes
2.875%	02/17/22	3,000	3,029,130

			8,525,453

Germany — 0.4%
Bayer US Finance LLC,
Gtd. Notes, 144A
3.000%	10/08/21	2,500	2,529,653
Daimler Finance North America LLC,
Gtd. Notes, 144A
2.000%	07/06/21	2,000	1,945,214
2.250%	09/03/19	4,000	4,013,388
FMS Wertmanagement AoeR,
Gov’t. Gtd. Notes
1.375%	06/08/21	2,000	1,940,908
Kreditanstalt fuer Wiederaufbau,
Gov’t. Gtd. Notes
1.250%	09/30/19	5,000	4,951,870
2.125%	03/07/22	4,000	3,992,764
Landwirtschaftliche Rentenbank,
Gov’t. Gtd. Notes, GMTN
1.750%	07/27/26	4,000	3,717,692

			23,091,489

Indonesia — 0.1%
Pertamina Persero PT,
Sr. Unsec’d. Notes, 144A
5.250%	05/23/21	3,000	3,217,194

Israel — 0.0%
Teva Pharmaceutical Finance Netherlands III BV,
Gtd. Notes
2.200%	07/21/21	2,000	1,930,120

Kazakhstan — 0.0%
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes, MTN, 144A
6.375%	04/09/21	2,000	2,195,180

Luxembourg — 0.0%
SES GLOBAL Americas Holdings GP,
Gtd. Notes, 144A
2.500%	03/25/19	1,600	1,591,714

Mexico — 0.2%
America Movil SAB de CV,
Sr. Unsec’d. Notes
3.125%	07/16/22	3,000	3,022,641
Petroleos Mexicanos,
Gtd. Notes
3.500%	07/23/20	1,350	1,361,813
4.500%	01/23/26	4,000	3,834,000

			8,218,454

Netherlands — 0.2%
Cooperatieve Rabobank UA,
Bank Gtd. Notes
4.375%	08/04/25	2,000	2,051,406

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Netherlands (cont’d.)
Gtd. Notes
3.950%	11/09/22	3,000	$3,078,693
4.625%	12/01/23	3,000	3,162,498
Koninklijke Ahold Delhaize NV,
Gtd. Notes
5.700%	10/01/40	1,000	1,139,988
Shell International Finance BV,
Gtd. Notes
6.375%	12/15/38	2,000	2,577,094

			12,009,679

Russia — 0.1%
Gazprom OAO Via Gaz Capital SA,
Sr. Unsec’d. Notes, 144A
6.510%	03/07/22	4,300	4,757,649
Sr. Unsec’d. Notes, MTN, 144A
8.146%	04/11/18	1,000	1,058,096

			5,815,745

Spain — 0.2%
Banco Bilbao Vizcaya Argentaria SA,
Sr. Unsec’d. Notes
3.000%	10/20/20	3,550	3,595,401
Telefonica Emisiones SAU,
Gtd. Notes
4.103%	03/08/27	3,700	3,726,111
7.045%	06/20/36	1,000	1,236,643

			8,558,155

Supranational Bank — 0.6%
Asian Development Bank,
Sr. Unsec’d. Notes, GMTN
2.125%	03/19/25	3,000	2,917,992
Council of Europe Development Bank,
Sr. Unsec’d. Notes
1.000%	02/04/19	5,200	5,148,437
Council Of Europe Development Bank,
Sr. Unsec’d. Notes
1.875%	01/27/20	5,000	5,030,345
European Investment Bank,
Sr. Unsec’d. Notes
3.250%	01/29/24	4,000	4,190,088
Sr. Unsec’d. Notes, MTN
1.375%	09/15/21	5,000	4,847,230
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes
2.000%	01/26/22	3,300	3,289,565
Nordic Investment Bank,
Sr. Unsec’d. Notes
2.125%	02/01/22	4,000	4,009,048

			29,432,705

Sweden — 0.1%
Nordea Bank AB,
Sr. Unsec’d. Notes, MTN, 144A
1.875%	09/17/18	4,000	3,999,864
2.250%	05/27/21	4,000	3,937,316

			7,937,180

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Switzerland — 0.2%
Credit Suisse AG,
Sr. Unsec’d. Notes, MTN
5.300%	08/13/19		3,000	$3,216,885
Glencore Finance Canada Ltd.,
Gtd. Notes, 144A
4.250%	10/25/22		1,000	1,039,530
Novartis Capital Corp.,
Gtd. Notes
1.800%	02/14/20	(a)	3,700	3,703,619

				7,960,034

United Kingdom — 0.4%
AstraZeneca PLC,
Sr. Unsec’d. Notes
6.450%	09/15/37		1,000	1,305,694
BP Capital Markets PLC,
Gtd. Notes
2.315%	02/13/20		3,700	3,730,902
GlaxoSmithKline Capital, Inc.,
Gtd. Notes
6.375%	05/15/38		2,000	2,619,022
HSBC Bank PLC,
Sr. Unsec’d. Notes, 144A
4.750%	01/19/21		2,800	3,006,503
Imperial Brands Finance PLC,
Gtd. Notes, 144A
2.050%	07/20/18		2,000	2,001,360
Rio Tinto Finance USA Ltd.,
Gtd. Notes
5.200%	11/02/40		2,000	2,289,320
Standard Chartered PLC,
Sub. Notes, 144A
5.200%	01/26/24		3,000	3,189,357
Vodafone Group PLC,
Sr. Unsec’d. Notes
1.250%	09/26/17		4,000	3,996,556

				22,138,714

United States — 7.2%
21st Century Fox America, Inc.,
Gtd. Notes
3.700%	09/15/24		500	511,235
6.200%	12/15/34		2,000	2,358,070
Alphabet, Inc.,
Sr. Unsec’d. Notes
3.375%	02/25/24		2,000	2,087,659
Altria Group, Inc.,
Gtd. Notes
4.500%	05/02/43		1,000	1,014,221
4.750%	05/05/21		2,000	2,166,543
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
2.000%	02/14/20		3,700	3,709,087
American International Group, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/21		1,000	1,018,419
3.750%	07/10/25		2,000	1,988,845
3.900%	04/01/26		2,000	2,006,781
4.500%	07/16/44		1,000	954,277

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Amgen, Inc.,
Sr. Unsec’d. Notes
2.250%	08/19/23	(a)	2,700	$2,578,435
Apple, Inc.,
Sr. Unsec’d. Notes
2.700%	05/13/22		3,000	3,037,296
3.350%	02/09/27		6,200	6,274,171
AT&T, Inc.,
Sr. Unsec’d. Notes
4.250%	03/01/27	(a)	6,200	6,268,684
4.500%	05/15/35		2,000	1,888,053
4.550%	03/09/49		3,110	2,772,559
6.375%	03/01/41		2,000	2,284,933
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.125%	04/21/26		500	476,785
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
6.400%	08/28/17	(a)	3,000	3,058,254
Sr. Unsec’d. Notes, MTN
3.875%	08/01/25		4,000	4,070,908
5.625%	07/01/20		3,000	3,290,226
Sub. Notes, MTN
4.200%	08/26/24		1,600	1,629,307
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
3.550%	09/23/21		2,000	2,083,246
Sr. Unsec’d. Notes, MTN
2.450%	11/27/20		1,500	1,508,414
2.600%	02/07/22		6,200	6,202,784
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.125%	03/15/26		2,000	1,998,086
4.500%	02/11/43		2,000	2,142,906
Boeing Co. (The),
Sr. Unsec’d. Notes
2.125%	03/01/22		2,220	2,193,955
4.875%	02/15/20		3,000	3,262,533
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
1.750%	03/01/19		1,000	1,001,219
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.400%	03/15/42		2,000	2,060,360
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes
2.400%	08/09/26	(a)	2,700	2,554,813
Caterpillar, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/24		2,000	2,053,714
CBS Corp.,
Gtd. Notes
4.850%	07/01/42		1,000	1,005,912
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24		3,000	3,063,171
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.450%	01/15/20		3,000	3,213,669

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.150%	07/30/18	1,650	$1,655,668
2.700%	03/30/21	5,000	5,005,960
3.400%	05/01/26	4,000	3,897,436
Colgate-Palmolive Co.,
Sr. Unsec’d. Notes, MTN
1.750%	03/15/19	3,000	3,011,694
Comcast Corp.,
Gtd. Notes
2.350%	01/15/27	2,500	2,290,685
2.750%	03/01/23	1,000	996,362
6.450%	03/15/37	2,000	2,547,284
ConocoPhillips Co.,
Gtd. Notes
6.500%	02/01/39	2,000	2,547,274
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
5.700%	06/15/40	2,000	2,442,586
CSX Corp.,
Sr. Unsec’d. Notes
3.400%	08/01/24	3,000	3,043,104
3.950%	05/01/50	1,000	913,247
CVS Health Corp.,
Sr. Unsec’d. Notes
4.000%	12/05/23	3,000	3,150,564
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22	1,000	1,001,254
Delphi Automotive PLC,
Gtd. Notes
3.150%	11/19/20	3,000	3,060,540
Discovery Communications LLC,
Gtd. Notes
3.800%	03/13/24	2,300	2,280,436
6.350%	06/01/40	1,000	1,056,639
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
7.375%	11/01/29	3,000	4,065,549
DTE Energy Co.,
Sr. Unsec’d. Notes
3.850%	12/01/23	3,000	3,101,904
Duke Energy Carolinas LLC,
First Ref. Mortgage
2.500%	03/15/23	2,000	1,980,132
Duke Energy Corp.,
Sr. Unsec’d. Notes
1.625%	08/15/17	1,000	1,000,780
3.050%	08/15/22	1,000	1,007,801
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.000%	01/14/19	2,000	2,013,378
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
2.500%	06/15/18	4,000	4,019,484
Entergy Corp.,
Sr. Unsec’d. Notes
2.950%	09/01/26	750	711,071

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Enterprise Products Operating LLC,
Gtd. Notes
4.450%	02/15/43		2,000	$1,903,074
Exelon Corp.,
Sr. Unsec’d. Notes
3.950%	06/15/25		2,000	2,056,454
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.000%	10/01/20		2,000	2,078,264
4.250%	06/15/22		2,000	2,093,364
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.222%	03/01/21		2,000	2,003,868
2.709%	03/06/25		3,500	3,451,392
FedEx Corp.,
Gtd. Notes
4.100%	04/15/43		1,500	1,387,763
Florida Power & Light Co.,
First Mortgage
3.800%	12/15/42		3,000	2,970,993
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20		4,000	4,017,304
4.418%	11/15/35		3,000	3,167,862
General Electric Co.,
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38		573	723,211
Sub. Notes, MTN
5.300%	02/11/21		859	951,198
General Mills, Inc.,
Sr. Unsec’d. Notes
3.650%	02/15/24		1,500	1,550,135
General Motors Financial Co., Inc.,
Gtd. Notes
3.450%	04/10/22		2,000	2,015,300
Georgia Power Co.,
Sr. Unsec’d. Notes
2.850%	05/15/22		3,000	3,016,077
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.500%	02/01/45		2,000	1,973,048
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.750%	09/15/20	(a)	1,000	1,008,284
2.900%	07/19/18		1,000	1,012,950
5.250%	07/27/21		3,000	3,290,748
6.150%	04/01/18		4,000	4,167,120
6.250%	02/01/41		2,000	2,511,664
Halliburton Co.,
Sr. Unsec’d. Notes
3.250%	11/15/21		2,000	2,047,728
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.000%	04/01/21		1,000	995,449
5.875%	12/16/36		2,000	2,530,266
HP, Inc.,
Sr. Unsec’d. Notes
4.650%	12/09/21		1,000	1,071,400

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
4.875%	09/15/41		2,000	$2,258,012
Intel Corp.,
Sr. Unsec’d. Notes
4.100%	05/19/46		1,000	997,250
4.800%	10/01/41		1,000	1,107,638
International Business Machines Corp.,
Sr. Unsec’d. Notes
7.000%	10/30/25		1,000	1,283,667
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.300%	09/16/19		4,000	4,042,948
Johnson & Johnson,
Sr. Unsec’d. Notes
2.950%	03/03/27		3,700	3,695,623
4.850%	05/15/41		1,500	1,735,871
5.950%	08/15/37		1,000	1,300,830
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.300%	04/01/26	(a)	3,000	2,935,392
3.900%	07/15/25		4,000	4,134,708
4.250%	10/15/20		3,000	3,181,470
6.000%	01/15/18		3,000	3,101,268
Kellogg Co.,
Sr. Unsec’d. Notes
3.250%	05/21/18		1,000	1,018,774
4.500%	04/01/46	(a)	2,000	1,959,776
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.250%	09/01/24		3,000	3,037,698
Gtd. Notes, MTN
6.950%	01/15/38		1,000	1,160,278
Kroger Co. (The),
Sr. Unsec’d. Notes
4.000%	02/01/24		2,000	2,076,776
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
1.150%	04/15/19		2,000	1,976,748
4.650%	04/15/42		2,000	2,134,110
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/44		1,000	904,391
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	01/15/22		3,000	2,997,351
4.600%	05/26/45	(a)	1,000	1,016,436
Medtronic, Inc.,
Gtd. Notes
4.375%	03/15/35		2,808	2,943,669
Merck & Co., Inc.,
Gtd. Notes
6.500%	12/01/33		3,000	3,892,656
Sr. Unsec’d. Notes
3.700%	02/10/45		1,000	950,131
MetLife, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/25		4,000	3,941,904

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Microsoft Corp.,
Sr. Unsec’d. Notes
3.300%	02/06/27		6,200	$6,295,151
3.500%	02/12/35		3,000	2,886,441
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
4.000%	07/23/25		1,000	1,031,149
5.500%	07/28/21		5,000	5,544,760
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
4.650%	01/15/46		2,000	2,138,460
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.000%	02/15/27		2,800	2,693,636
Oracle Corp.,
Sr. Unsec’d. Notes
3.250%	05/15/30		1,000	986,797
4.000%	07/15/46		2,000	1,908,038
6.125%	07/08/39		2,000	2,531,742
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.650%	08/11/21		2,700	2,601,496
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.500%	12/15/41		3,000	3,127,629
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.125%	11/01/20		1,000	1,036,850
5.500%	01/15/40		1,000	1,215,558
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.000%	02/21/20		3,700	3,690,769
3.875%	08/21/42	(a)	1,000	933,271
Praxair, Inc.,
Sr. Unsec’d. Notes
3.550%	11/07/42		3,000	2,851,179
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
2.450%	11/03/26		4,900	4,687,311
5.550%	03/05/37		192	250,774
Prologis LP,
Gtd. Notes
3.750%	11/01/25		1,000	1,021,907
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.550%	06/01/22		2,000	2,074,394
Sempra Energy,
Sr. Unsec’d. Notes
4.050%	12/01/23		3,000	3,126,417
Simon Property Group LP,
Sr. Unsec’d. Notes
5.650%	02/01/20		3,000	3,261,390
Target Corp.,
Sr. Unsec’d. Notes
2.900%	01/15/22		2,000	2,036,676
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.150%	12/14/18		1,000	1,003,520

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
4.300%	11/23/23	3,000	$3,169,164
Time Warner, Inc.,
Gtd. Notes
2.100%	06/01/19	2,000	2,003,194
4.875%	03/15/20	3,000	3,218,310
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
5.350%	11/01/40	1,000	1,200,036
Sr. Unsec’d. Notes, MTN
6.250%	06/15/37	2,000	2,600,182
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.050%	11/15/45	2,000	1,998,280
United Technologies Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/42	2,000	2,116,728
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.000%	11/01/21	1,000	1,004,038
3.500%	11/01/21	3,000	3,078,018
3.650%	09/14/18	3,500	3,594,847
3.850%	11/01/42	1,000	837,261
5.150%	09/15/23	3,000	3,301,794
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
6.000%	05/15/37	1,900	2,358,875
Wachovia Corp.,
Sub. Notes
5.500%	08/01/35	2,000	2,256,182
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
4.500%	11/18/34	2,000	1,997,020
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
6.500%	08/15/37	1,500	2,010,729
Walt Disney Co. (The),
Sr. Unsec’d. Notes, GMTN
2.150%	09/17/20	2,000	2,009,892
Sr. Unsec’d. Notes, MTN
2.450%	03/04/22	2,200	2,205,069
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.900%	05/01/45	3,000	2,872,356
Sub. Notes, MTN
3.450%	02/13/23	3,000	3,027,387
4.650%	11/04/44	800	802,925
Welltower, Inc.,
Sr. Unsec’d. Notes
2.250%	03/15/18	2,000	2,008,736
Whirlpool Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/46	2,000	1,991,480
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
7.500%	01/15/31	1,000	1,165,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	2,000	$2,050,142
Xerox Corp.,
Sr. Unsec’d. Notes
2.750%	03/15/19	3,000	3,009,585

			377,193,198

TOTAL CORPORATE BONDS (cost $562,275,431)			560,929,347

FOREIGN GOVERNMENT BONDS — 5.8%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes, 144A
5.625%	01/26/22	4,000	4,096,000
6.250%	04/22/19	4,500	4,747,500
6.625%	07/06/28	5,000	4,900,000
6.875%	04/22/21	6,000	6,444,000
6.875%	01/26/27	3,000	3,042,000
7.125%	07/06/36	4,200	4,065,600
7.500%	04/22/26	7,000	7,441,000
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.875%	01/22/21	3,000	3,161,250
5.625%	02/21/47	1,000	970,000
6.000%	04/07/26	8,000	8,696,000
8.250%	01/20/34	7,000	8,724,450
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.125%	01/21/26	1,500	1,523,250
3.625%	10/30/42	1,200	1,181,160
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
7.375%	09/18/37	8,400	10,718,400
8.125%	05/21/24	6,200	7,895,700
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes, 144A
6.000%	01/26/24	5,900	6,534,097
6.750%	11/05/19	3,000	3,266,430
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A
9.650%	12/13/26	2,500	2,587,499
10.500%	03/24/20	5,500	5,829,999
10.750%	03/28/22	3,500	3,701,249
Export Development Canada (Canada),
Sr. Unsec’d. Notes
1.625%	01/17/20	2,000	1,997,748
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
2.375%	04/21/27	3,000	2,788,194
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	03/25/24	2,000	2,225,876
7.625%	03/29/41	2,400	3,482,736
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, MTN, 144A
4.125%	01/15/25	9,000	9,229,860
Sr. Unsec’d. Notes, 144A
7.750%	01/17/38	5,000	6,917,680

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
8.500%	10/12/35	7,800	$11,259,425
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, MTN, 144A
5.125%	07/21/25	1,000	1,086,200
6.500%	07/21/45	3,300	3,909,906
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23	2,000	2,060,000
Sr. Unsec’d. Notes, MTN
4.125%	01/21/26	7,000	7,196,000
Sr. Unsec’d. Notes
4.150%	03/28/27	3,000	3,051,000
4.350%	01/15/47	1,800	1,656,000
5.750%	10/12/2110	1,600	1,592,000
Sr. Unsec’d. Notes, MTN
6.050%	01/11/40	7,000	7,997,500
6.750%	09/27/34	7,000	8,745,240
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes, 144A
4.250%	12/11/22	2,500	2,587,600
5.500%	12/11/42	600	640,500
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
8.875%	09/30/27	2,800	3,944,500
9.375%	04/01/29	4,200	6,153,000
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
8.750%	11/21/33	6,300	9,528,750
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.950%	01/20/40	1,500	1,542,147
6.375%	10/23/34	3,000	3,984,198
9.500%	02/02/30	4,800	7,584,360
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26	1,200	1,190,244
4.000%	01/22/24	1,500	1,574,454
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.900%	12/06/19	3,000	3,002,201
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.400%	02/08/22	4,000	4,015,072
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.375%	01/31/22	4,000	4,021,808
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, MTN, 144A
6.125%	01/22/44	1,400	1,720,040
6.750%	02/07/22	2,000	2,319,000
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes, 144A
4.500%	04/04/22	3,000	3,181,788
5.625%	04/04/42	3,800	4,175,440
12.750%	06/24/28	3,000	5,283,750
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.300%	10/12/28	500	469,296
5.875%	05/30/22	1,500	1,636,224
5.875%	09/16/25	2,500	2,690,050

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
6.250%	03/08/41		500	$546,259
Svensk Exportkredit AB (Sweden),
Sr. Unsec’d. Notes, MTN
1.125%	08/28/19		2,000	1,971,319
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.875%	10/09/26		10,000	9,623,160
5.625%	03/30/21		8,100	8,458,020
5.750%	03/22/24		9,000	9,337,140
6.750%	04/03/18		1,500	1,558,305
6.875%	03/17/36		9,000	9,752,220
7.000%	03/11/19		1,500	1,603,473
7.000%	06/05/20		3,900	4,255,407
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50		2,000	1,922,500
7.625%	03/21/36		5,000	6,486,750
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes, 144A
4.800%	11/19/24		1,000	1,019,196
6.750%	01/29/20		1,000	1,093,435

TOTAL FOREIGN GOVERNMENT BONDS (cost $299,930,394)				303,592,555

U.S. TREASURY OBLIGATIONS — 15.6%
U.S. Treasury Bonds
3.000%	11/15/44		10,200	10,153,386
3.000%	05/15/45		6,200	6,163,916
3.125%	02/15/43		16,100	16,419,488
4.375%	05/15/41		16,000	19,919,376
4.500%	02/15/36		1,500	1,902,305
4.500%	05/15/38		12,400	15,727,652
5.250%	02/15/29		10,000	12,820,700
6.875%	08/15/25		21,000	28,326,207
7.625%	11/15/22		10,000	12,958,200
7.875%(k)	02/15/21		19,000	23,337,339
U.S. Treasury Notes
0.625%	11/30/17		10,700	10,674,919
0.625%	04/30/18		50,000	49,740,250
0.625%	06/30/18		20,000	19,875,000
0.750%	02/28/18		13,000	12,963,444
0.875%	03/31/18		50,000	49,898,450
0.875%	05/31/18		50,000	49,853,500
0.875%	06/15/19		25,000	24,757,800
0.875%	07/31/19		28,000	27,703,592
1.000%	08/15/18	(a)	41,000	40,913,531
1.000%(k)	06/30/19		28,000	27,803,132
1.125%	06/15/18		23,000	22,997,309
1.125%	03/31/20		26,000	25,699,388
1.500%	02/28/19		22,900	23,007,355
1.625%	08/15/22		22,000	21,551,398
1.750%	05/15/22		33,000	32,651,949
2.000%	05/31/21		14,000	14,106,092
2.000%	11/15/21		27,000	27,124,443
2.000%	02/15/23		23,100	22,980,896
2.000%	02/15/25		20,500	20,047,565
2.125%	08/31/20		17,200	17,470,762
2.250%	07/31/18		24,000	24,346,872

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
2.250%	02/15/27	(a)	12,000	$11,846,724
2.375%	12/31/20		20,000	20,471,100
2.375%	08/15/24		28,000	28,224,224
2.625%	08/15/20		21,000	21,675,108
3.125%	05/15/19		23,000	23,875,081

TOTAL U.S. TREASURY OBLIGATIONS (cost $823,690,266)				819,988,453

TOTAL LONG-TERM INVESTMENTS (cost $4,520,224,387)				4,893,121,196

			Shares
SHORT-TERM INVESTMENTS — 11.4%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 -
Prudential Core Ultra Short Bond Fund(w)			326,465,326	326,465,326
Prudential Investment Portfolios 2 -
Prudential Institutional Money Market Fund
(cost $274,105,008; includes
$273,844,745 of cash collateral for securities on loan)(b)(w)			274,043,225	274,098,033

TOTAL AFFILIATED MUTUAL FUNDS (cost $600,570,334)				600,563,359

TOTAL INVESTMENTS — 104.5% (cost $5,120,794,721)				5,493,684,555
Liabilities in excess of other assets(z) — (4.5)%				(234,526,883)

NET ASSETS — 100.0%				$5,259,157,672

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $18,563 and 0.0% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $265,671,114; cash collateral of $273,844,745 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $2,359,554. The aggregate value of $3,093,428 is approximately 0.1% of net assets.

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $18,563 is approximately 0.0% of net assets.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
730	2 Year U.S. Treasury Notes	Jun. 2017	$157,960,625	$158,010,782	$50,157
722	5 Year U.S. Treasury Notes	Jun. 2017	84,971,539	84,998,578	27,039
680	10 Year U.S. Treasury Notes	Jun. 2017	84,666,031	84,702,500	36,469
242	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	38,745,078	38,871,250	126,172
1,894	Euro STOXX 50 Index	Jun. 2017	67,862,383	69,223,197	1,360,814
3,499	Euro STOXX Small 200 Index	Jun. 2017	50,145,101	50,914,634	769,533
568	FTSE 100 Index.	Jun. 2017	51,869,298	51,775,782	(93,516)
2,642	Mini MSCI Emerging Markets Index	Jun. 2017	125,707,675	127,000,940	1,293,265
845	Russell 2000 Mini Index	Jun. 2017	57,098,525	58,490,900	1,392,375
815	SGX CNX Nifty 50 Index	Apr. 2017	14,907,541	14,992,740	85,199
1,000	U.S. Dollar Index	Jun. 2017	101,680,000	100,218,000	(1,462,000)

					3,585,507

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Short Positions:
360	S&P 500 E-Mini Index	Jun. 2017	$42,363,918	$42,465,600	$(101,682)
30	TOPIX Index	Jun. 2017	4,176,412	4,075,721	100,691

					(991)

					$3,584,516

Cash and foreign currency of $15,718,421 and U.S. Treasury Obligations with a combined market value of $51,140,471 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at March 31, 2017.

Total return swap agreements outstanding at March 31, 2017:

Counterparty(1)(2)	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)
OTC swap agreements:
Societe Generale	50,000	Receive amounts based on market value fluctuation of the Bloomberg Commodity Index and pay fixed rate of 6.90 bps	$280,949	$—	$280,949
Societe Generale	50,000	Receive amounts based on market value fluctuation of the Bloomberg Commodity Index and pay fixed rate of 6.90 bps	280,948	—	280,948
UBS AG	412	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Aluminum Excess Return Index	3,868	—	3,868
UBS AG	972	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Brent Crude Excess Return Index	40,072	—	40,072
UBS AG	(680)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Cocoa Excess Return Index	10,849	—	10,849
UBS AG	(1,336)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Coffee Excess Return Index	(4,350)	—	(4,350)
UBS AG	543	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Copper Excess Return Index	(4,779)	—	(4,779)
UBS AG	(1,340)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Corn Excess Return Index	(24,382)	—	(24,382)
UBS AG	(1,002)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Cotton Excess Return Index	(5,885)	—	(5,885)
UBS AG	705	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Gold Excess Return Index	(4,267)	—	(4,267)
UBS AG	974	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Heat Oil Excess Return Index	34,908	—	34,908

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)
OTC swap agreements (cont’d.):
UBS AG	(1,999)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Kansas Wheat Excess Return Index	$16,457	$—	$16,457
UBS AG	1,032	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Lead Excess Return Index	4,637	—	4,637
UBS AG	38	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Lean Hogs Excess Return Index	733	—	733
UBS AG	352	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Live Cattle Excess Return Index	(2,296)	—	(2,296)
UBS AG	(1,070)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Natural Gas Excess Return Index	(4,501)	—	(4,501)
UBS AG	364	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Nickel Excess Return Index	1,051	—	1,051
UBS AG	689	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Platinum Excess Return Index	(5,976)	—	(5,976)
UBS AG	790	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Silver Excess Return Index	154	—	154
UBS AG	636	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Soybean Excess Return Index	(17,024)	—	(17,024)
UBS AG	439	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Soybean Oil Excess Return Index	(9,342)	—	(9,342)
UBS AG	(680)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Soymeal Excess Return Index	14,856	—	14,856
UBS AG	45	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Sugar Excess Return Index	(2,030)	—	(2,030)
UBS AG	1,004	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Tin Excess Return Index	7,991	—	7,991
UBS AG	1,633	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Unleaded Gas Excess Return Index	66,447	—	66,447

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty(1)(2)	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)
OTC swap agreements (cont’d.):
UBS AG	(1,338)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Wheat Excess Return Index	$(6,339)	$—	$(6,339)
UBS AG	(708)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS WTI Crude Excess Return Index	(32,646)	—	(32,646)
UBS AG	377	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Zinc Excess Return Index	(7,286)	—	(7,286)

			$632,817	$—	$632,817

(1)	Societe Generale total return swaps have termination dates of 4/6/17.

(2)	UBS AG positions have termination dates of 4/4/17. On the UBS AG positions, the Portfolio receives or pays the return in the positions shown in the table above.

(3)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$181,598	$30,920,070	$—
Austria	—	6,035,122	—
Belgium	—	4,513,926	—
Bermuda	1,043,603	—	—
Brazil	8,889,334	—	—
Canada	90,792,494	—	—
Cayman Islands	354,871	—	—
China	10,380,904	38,717,571	—
Colombia	475,216	—	—
Czech Republic	—	459,479	—
Denmark	—	41,425,029	—
Egypt	248,463	—	—
Faroe Islands	—	1,194,985	—
Finland	—	5,483,279	—
France	—	106,862,994	—
Germany	—	119,054,168	—
Greece	616,562	—	—
Hong Kong	—	14,721,261	—
Hungary	—	1,163,807	—
India	1,071,444	—	—
Indonesia	843,523	335,355	—
Ireland	9,408,403	14,320,155	—

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Level 1	Level 2	Level 3
Israel	$780,827	$—	$—
Italy	—	14,301,187	—
Japan	—	143,007,219	—
Luxembourg	—	1,879,668	—
Malaysia	—	4,001,328	—
Mexico	3,060,238	—	—
Monaco	919,377	—	—
Netherlands	—	50,128,688	—
New Zealand	—	2,255,288	—
Norway	—	11,513,884	—
Philippines	—	220,123	—
Puerto Rico	768,824	—	—
Russia	4,340,659	235,845	—
Singapore	—	371,108	—
South Africa	—	6,516,702	—
South Korea	2,582,987	17,603,047	—
Spain	—	29,813,560	—
Sweden	—	87,404,060	—
Switzerland	—	77,346,187	—
Taiwan	379,480	20,614,554	—
Thailand	3,352,349	868,763	—
Turkey	—	3,962,782	—
United Kingdom	—	175,572,869	—
United States	2,007,727,668	8,288,150	—
Preferred Stocks
Brazil	6,376,651	—	—
Colombia	830,408	—	—
Germany	—	10,465,602	—
South Korea	—	1,587,088	—
Rights
Australia	1,492	—	—
United States	—	—	18,563
Corporate Bonds
Australia	—	6,131,026	—
Austria	—	2,997,270	—
Belgium	—	4,138,108	—
Brazil	—	5,647,500	—
Canada	—	15,991,427	—
China	—	6,209,002	—
France	—	8,525,453	—
Germany	—	23,091,489	—
Indonesia	—	3,217,194	—
Israel	—	1,930,120	—
Kazakhstan	—	2,195,180	—
Luxembourg	—	1,591,714	—
Mexico	—	8,218,454	—
Netherlands	—	12,009,679	—
Russia	—	5,815,745	—
Spain	—	8,558,155	—
Supranational Bank	—	29,432,705	—
Sweden	—	7,937,180	—
Switzerland	—	7,960,034	—
United Kingdom	—	22,138,714	—
United States	—	377,193,198	—
Foreign Government Bonds	—	303,592,555	—
U.S. Treasury Obligations	—	819,988,453	—
Affiliated Mutual Funds	600,563,359	—	—
Other Financial Instruments*
Futures Contracts	3,584,516	—	—
OTC Total Return Swap Agreements	—	632,817	—

Total	$2,759,575,250	$2,738,308,075	$18,563

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2017 were as follows:

U.S. Treasury Obligations	15.6%
Affiliated Mutual Fund (5.2% represents investments purchased with collateral from securities on loan)	11.4
Banks	8.4
Foreign Government Bonds	5.8
Pharmaceuticals	3.6
Semiconductors & Semiconductor Equipment	3.2
Insurance	2.8
Oil, Gas & Consumable Fuels	2.8
Software	2.7
Technology Hardware, Storage & Peripherals	2.2
Health Care Equipment & Supplies	1.8
Health Care Providers & Services	1.8
Food Products	1.7
Diversified Telecommunication Services	1.6
Internet Software & Services	1.6
Biotechnology	1.5
IT Services	1.5
Media	1.5
Machinery	1.4
Chemicals	1.4
Trading Companies & Distributors	1.4
Food & Staples Retailing	1.3
Electric Utilities	1.2
Specialty Retail	1.2
Capital Markets	1.1
Electronic Equipment, Instruments & Components	1.1
Hotels, Restaurants & Leisure	1.1
Auto Components	1.1
Oil & Gas	1.0
Aerospace & Defense	0.8
Household Durables	0.8
Telecommunications	0.8
Automobiles	0.8
Communications Equipment	0.7
Industrial Conglomerates	0.7
Metals & Mining	0.7
Multi-Utilities	0.7
Airlines	0.6
Electric	0.6
Tobacco	0.6
Beverages	0.6
Commercial Services & Supplies	0.6

Road & Rail	0.6%
Energy Equipment & Services	0.5
Household Products	0.5
Internet & Direct Marketing Retail	0.5
Equity Real Estate Investment Trusts (REITs)	0.5
Construction & Engineering	0.4
Life Sciences Tools & Services	0.4
Retail	0.4
Construction Materials	0.3
Diversified Financial Services	0.3
Mortgage Real Estate Investment Trusts (REITs)	0.3
Personal Products	0.3
Textiles, Apparel & Luxury Goods	0.3
Auto Manufacturers	0.3
Building Products	0.3
Containers & Packaging	0.3
Multiline Retail	0.3
Multi-National	0.3
Pipelines	0.3
Real Estate Management & Development	0.3
Computers	0.2
Agriculture	0.2
Air Freight & Logistics	0.2
Consumer Finance	0.2
Cosmetics/Personal Care	0.2
Leisure Products	0.2
Professional Services	0.2
Transportation	0.2
Transportation Infrastructure	0.2
Foods	0.1
Thrifts & Mortgage Finance	0.1
Auto Parts & Equipment	0.1
Electrical Equipment	0.1
Gas	0.1
Health Care Technology	0.1
Healthcare-Products	0.1
Machinery-Construction & Mining	0.1
Machinery-Diversified	0.1
Mining	0.1
Miscellaneous Manufacturing	0.1
Office/Business Equipment	0.1
Paper & Forest Products	0.1
Real Estate Investment Trusts (REITs)	0.1
Wireless Telecommunication Services	0.1

104.5
Liabilities in excess of other assets	(4.5)

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Commodity contracts	$632,817
Equity contracts	4,826,734
Foreign exchange contracts	(1,462,000)
Interest rate contracts	239,837

Total	$4,237,388

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 67.8%
COMMON STOCKS — 23.5%
Australia — 0.5%
Acrux Ltd.*	118,762	$26,306
Adelaide Brighton Ltd.	198,417	860,414
Amcor Ltd.	358,965	4,128,955
BHP Billiton Ltd.	119,263	2,168,938
BHP Billiton PLC	167,038	2,576,375
BlueScope Steel Ltd.	111,315	1,043,549
BWP Trust, REIT	167,571	364,808
Cabcharge Australia Ltd.	97,616	225,200
Charter Hall Group, REIT	222,293	937,163
Coca-Cola Amatil Ltd.	232,756	1,924,327
Collection House Ltd.	167,792	182,618
CSL Ltd.	50,946	4,877,869
Downer EDI Ltd.	63,758	282,153
Fleetwood Corp. Ltd.*	46,387	76,147
Flight Centre Travel Group Ltd.(a)	44,521	982,075
MACA Ltd.	222,069	258,765
Macquarie Group Ltd.	70,000	4,822,771
Medusa Mining Ltd.*	327,310	90,114
Monadelphous Group Ltd.(a)	14,806	139,382
Northern Star Resources Ltd.	91,939	285,779
OZ Minerals Ltd.	212,207	1,269,587
Perseus Mining Ltd.*	746,473	177,153
Resolute Mining Ltd.	292,483	291,436
Sandfire Resources NL	89,201	434,315
SEEK Ltd.	51,169	622,110
Shopping Centres Australasia Property Group, REIT	65,339	111,832
St Barbara Ltd.*	110,496	201,281
Telstra Corp. Ltd.	2,105,432	7,491,884
Woodside Petroleum Ltd.	97,739	2,394,447

		39,247,753

Austria — 0.0%
Oesterreichische Post AG	20,633	822,031

Belgium — 0.2%
AGFA-Gevaert NV*	175,060	855,334
Colruyt SA	38,999	1,915,255
KBC Group NV	72,610	4,813,546
Proximus SADP	97,805	3,064,926
Sofina SA	2,921	404,644
Umicore SA	63,060	3,591,221

		14,644,926

Bermuda — 0.0%
RenaissanceRe Holdings Ltd.(a)	8,502	1,229,814

Brazil — 0.1%
AES Tiete Energia SA, UTS	52,500	229,581
BTG Pactual Group, UTS	45,079	278,486
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	32,867	342,145
Cia de Saneamento de Minas Gerais-COPASA	92,900	1,299,757
Cia Paranaense de Energia, ADR(a)	113,600	1,171,216
EDP - Energias do Brasil SA	233,000	1,034,530
Engie Brasil Energia SA	107,200	1,212,532
QGEP Participacoes SA	67,400	131,329

	Shares	Value
COMMON STOCKS (Continued)
Brazil (cont’d.)
Transmissora Alianca de Energia Eletrica SA, UTS	71,800	$526,356
Vale SA	119,500	1,142,858

		7,368,790

Canada — 0.4%
Athabasca Oil Corp.*	251,000	288,777
BCE, Inc.	121,800	5,392,777
Birchcliff Energy Ltd.	42,784	243,221
Bonavista Energy Corp.	90,500	235,463
Centerra Gold, Inc.	119,300	686,277
CGI Group, Inc. (Class A Stock)*	36,333	1,740,902
CI Financial Corp.(a)	29,800	592,258
Crescent Point Energy Corp.	58,300	629,974
Crew Energy, Inc.*	185,300	691,122
Dollarama, Inc.	55,424	4,593,209
Dominion Diamond Corp.	14,400	182,132
Entertainment One Ltd.	162,747	498,537
Genworth MI Canada, Inc.(a)	26,469	731,861
Goldcorp, Inc.	64,900	946,768
Husky Energy, Inc.*	162,000	1,828,492
IAMGOLD Corp.*	138,200	552,862
Magna International, Inc.	55,000	2,373,538
Nevsun Resources Ltd.	68,400	175,906
Northern Blizzard Resources, Inc.	42,900	105,488
Primero Mining Corp.*	87,600	48,745
RMP Energy, Inc.*(a)	159,500	86,356
Surge Energy, Inc.	178,800	349,573
Teck Resources Ltd. (Class B Stock)	54,200	1,185,198
Toronto-Dominion Bank (The)	108,470	5,433,084
Transcontinental, Inc. (Class A Stock)	15,700	290,188
Turquoise Hill Resources Ltd.*	148,700	453,978
Yamana Gold, Inc.(a)	183,100	505,303
Yellow Pages Ltd.*	16,465	104,992

		30,946,981

Chile — 0.0%
Antofagasta PLC	252,995	2,641,425
Enel Americas SA, ADR	54,600	567,294
Enel Chile SA, ADR	69,700	383,350

		3,592,069

China — 0.5%
Agricultural Bank of China Ltd. (Class H Stock)	2,522,000	1,163,091
Bank of China Ltd. (Class H Stock)	4,878,000	2,425,740
Baoye Group Co. Ltd. (Class H Stock)	296,000	214,410
BOC Hong Kong Holdings Ltd.	596,000	2,436,044
China BlueChemical Ltd. (Class H Stock)	1,692,000	544,900
China Child Care Corp. Ltd.	239,000	13,680
China Construction Bank Corp. (Class H Stock)	1,289,000	1,038,557
China Lesso Group Holdings Ltd.	328,000	277,432
China Lumena New Materials Corp.*^	3,944,000	5,075
China Mobile Ltd.	398,500	4,382,505
China Overseas Land & Investment Ltd.	692,000	1,977,712
China Petroleum & Chemical Corp. (Class H Stock)	1,264,000	1,028,854

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China Shenhua Energy Co. Ltd. (Class H Stock)	600,000	$1,396,041
China Shineway Pharmaceutical Group Ltd.	318,000	348,005
China Taifeng Beddings Holdings Ltd.*^	242,000	—
CNOOC Ltd.	752,000	898,882
Dongfeng Motor Group Co. Ltd. (Class H Stock)	744,000	836,329
Guangdong Investment Ltd.	1,022,000	1,457,291
Hengan International Group Co. Ltd.	129,000	960,006
Industrial & Commercial Bank of China Ltd. (Class H Stock)	3,600,000	2,355,654
Kunlun Energy Co. Ltd.	1,988,000	1,842,136
Qingling Motors Co. Ltd. (Class H Stock)	298,000	97,042
Qinqin Foodstuffs Group Cayman Co. Ltd.*	24,100	8,218
Shenguan Holdings Group Ltd.	550,000	41,090
Sihuan Pharmaceutical Holdings Group Ltd.	3,207,000	1,218,315
Sinopec Engineering Group Co. Ltd. (Class H Stock)	155,500	159,654
Tencent Holdings Ltd.	338,700	9,757,785
Universal Health International Group Holding Ltd.	1,883,000	66,628
Yangzijiang Shipbuilding Holdings Ltd.	858,000	692,703

		37,643,779

Denmark — 0.2%
Novo Nordisk A/S (Class B Stock)	213,380	7,327,242
Pandora A/S	24,139	2,671,664
Spar Nord Bank A/S	13,372	148,010
Vestas Wind Systems A/S	26,651	2,167,799

		12,314,715

Finland — 0.1%
Lassila & Tikanoja OYJ	4,216	82,674
Nokian Renkaat OYJ	77,843	3,248,993
Sampo OYJ (Class A Stock)	53,638	2,545,172
Tieto OYJ	29,128	793,548
UPM-Kymmene OYJ(a)	23,778	558,287

		7,228,674

France — 0.9%
AXA SA	153,712	3,971,283
BNP Paribas SA	219,302	14,593,291
Cie Generale des Etablissements Michelin	26,478	3,217,559
Cie Plastic Omnium SA	1,465	53,356
Danone SA	51,305	3,490,031
Engie SA	201,288	2,844,535
Euler Hermes Group	6,194	568,796
Eutelsat Communications SA	23,103	514,910
Faurecia	28,398	1,348,308
Imerys SA	5,335	452,474
Legrand SA	90,992	5,477,515
LVMH Moet Hennessy Louis Vuitton SE	20,796	4,570,818
Metropole Television SA	40,808	909,695
Neopost SA	29,479	1,130,307
Peugeot SA*	54,021	1,085,690
Publicis Groupe SA	27,017	1,886,339
Sanofi	69,305	6,264,864
Schneider Electric SE	96,851	7,115,543
Societe Generale SA	80,225	4,064,639

	Shares	Value
COMMON STOCKS (Continued)
France (cont’d.)
Total Gabon	486	$75,215
TOTAL SA	67,592	3,417,692

		67,052,860

Germany — 0.9%
adidas AG	14,480	2,754,569
BASF SE	70,988	7,028,805
Bayer AG	102,953	11,861,614
Bayerische Motoren Werke AG	26,208	2,391,274
Bijou Brigitte AG	2,404	148,765
Commerzbank AG	113,175	1,025,404
Continental AG	36,490	8,000,467
Covestro AG, 144A	35,155	2,708,305
Deutsche Bank AG(a)	70,527	1,212,434
Deutsche EuroShop AG	26,204	1,071,170
Hamburger Hafen und Logistik AG	8,669	162,227
HeidelbergCement AG	67,467	6,318,177
Hugo Boss AG	10,176	742,071
Leifheit AG	1,073	76,947
Linde AG	38,293	6,380,437
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	5,062	990,901
SAP SE	61,333	6,017,275
Siemens AG	15,582	2,134,308
Software AG	51,471	2,033,297
STADA Arzneimittel AG	9,270	567,764

		63,626,211

Greece — 0.0%
Alpha Bank AE*	235,836	421,564
Metka Industrial - Construction SA	18,497	140,307
OPAP SA	41,849	389,466
Piraeus Bank SA*	2,411,446	436,856

		1,388,193

Hong Kong — 0.4%
AIA Group Ltd.	865,200	5,461,105
Allied Properties HK Ltd.	870,000	222,938
AMVIG Holdings Ltd.	196,000	65,560
Asian Citrus Holdings Ltd.*^	1,374,264	66,462
Champion REIT, REIT	430,000	263,434
Chaoda Modern Agriculture Holdings Ltd.*	1,052,000	27,376
Cheung Kong Property Holdings Ltd.	119,000	802,754
CLP Holdings Ltd.	62,500	654,280
CSI Properties Ltd.	5,120,000	233,969
Dah Sing Banking Group Ltd.	84,000	165,587
Dah Sing Financial Holdings Ltd.	57,200	435,789
Emperor Entertainment Hotel Ltd.	710,000	163,629
Emperor Watch & Jewellery Ltd.	920,000	40,876
Giordano International Ltd.	634,000	343,566
Hang Lung Group Ltd.	136,000	580,094
Hang Lung Properties Ltd.	147,000	382,152
Hanison Construction Holdings Ltd.	56,829	9,953
Henderson Land Development Co. Ltd.	146,887	910,789
HKR International Ltd.	233,600	124,761
HKT Trust & HKT Ltd.	2,276,000	2,934,633
Hongkong & Shanghai Hotels Ltd. (The)	84,500	99,186
Hongkong Land Holdings Ltd.	243,800	1,876,041
Hopewell Holdings Ltd.	153,000	575,133

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
Hysan Development Co. Ltd.	177,000	$803,023
Jardine Strategic Holdings Ltd.	68,699	2,885,358
Kerry Properties Ltd.	117,000	405,832
Kingboard Chemical Holdings Ltd.	110,000	406,400
Lai Sun Development Co. Ltd.	6,355,000	163,639
Lai Sun Garment International Ltd.	550,000	143,039
Lifestyle International Holdings Ltd.	526,500	714,474
Link REIT, REIT	194,500	1,363,203
Real Nutriceutical Group Ltd.	1,541,000	101,184
Sa Sa International Holdings Ltd.	960,000	378,175
Sino Land Co. Ltd.	622,000	1,090,767
Sitoy Group Holdings Ltd.	271,000	56,170
SmarTone Telecommunications Holdings Ltd.	119,000	153,383
Soundwill Holdings Ltd.	28,000	61,190
Sun Hung Kai Properties Ltd.	131,000	1,925,734
Sunlight Real Estate Investment Trust, REIT	513,000	304,392
Swire Pacific Ltd. (Class A Stock)	91,000	909,570
Swire Properties Ltd.	214,600	687,787
Texwinca Holdings Ltd.	150,000	100,972
Wharf Holdings Ltd. (The)	215,000	1,847,718
Wheelock & Co. Ltd.	195,000	1,542,509

		32,484,586

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	5,832	399,324

India — 0.1%
HDFC Bank Ltd., ADR	84,907	6,386,705
Infosys Ltd., ADR(a)	158,100	2,497,980

		8,884,685

Indonesia — 0.0%
Bank Negara Indonesia Persero Tbk PT	1,916,600	931,805
United Tractors Tbk PT	234,400	466,579
Vale Indonesia Tbk PT*	1,049,300	188,305

		1,586,689

Ireland — 0.0%
Anglo Irish Bank Corp. PLC*^	23,146	—
Independent News & Media PLC*	255,755	33,792
Kerry Group PLC (Class A Stock)	38,029	2,990,032

		3,023,824

Israel — 0.2%
Bank Hapoalim BM	369,537	2,252,026
Bank Leumi Le-Israel BM*	228,550	1,008,999
Check Point Software Technologies Ltd.*(a)	60,328	6,193,272
First International Bank of Israel Ltd.	2,038	33,157
Ituran Location and Control Ltd.	8,802	271,542
Matrix IT Ltd.	10,173	95,888
Teva Pharmaceutical Industries Ltd., ADR	137,100	4,399,539

		14,254,423

Italy — 0.2%
ASTM SpA	38,770	581,511
Azimut Holding SpA	26,667	463,085
Banca Mediolanum SpA	155,320	1,136,343
Banca Popolare dell’Etruria e del Lazio SC*^(a)	59,346	—
Enel SpA.	117,055	550,800

	Shares	Value
COMMON STOCKS (Continued)
Italy (cont’d.)
Intesa Sanpaolo SpA	2,120,378	$5,767,669
Mediobanca SpA	393,355	3,546,613
Societa Cattolica di Assicurazioni SCRL	36,505	292,116

		12,338,137

Japan — 2.2%
Achilles Corp.	3,700	55,962
Aica Kogyo Co. Ltd.	36,400	962,428
Aichi Bank Ltd. (The)	700	39,025
Alpine Electronics, Inc.	20,200	290,715
Aozora Bank Ltd.	388,000	1,432,386
Asahi Broadcasting Corp.	14,300	97,594
Asahi Holdings, Inc.	11,500	208,474
Astellas Pharma, Inc.	530,600	6,998,044
Awa Bank Ltd. (The)	46,000	291,816
Bank of Kyoto Ltd. (The)(a)	224,000	1,634,996
BML, Inc.	8,400	185,622
Bridgestone Corp.	92,200	3,742,689
Central Japan Railway Co.	43,900	7,170,620
Chiba Bank Ltd. (The)	122,000	785,029
Corona Corp.	17,400	177,193
Daicel Corp.	148,900	1,798,039
Daiichikosho Co. Ltd.	9,900	398,577
Daikin Industries Ltd.	58,800	5,929,288
Dainichi Co. Ltd.	6,700	42,948
Daiwa Industries Ltd.	47,600	495,985
Enplas Corp.	4,500	124,913
F@N Communications, Inc.	38,300	286,421
FANUC Corp.	21,700	4,467,408
Foster Electric Co. Ltd.	7,900	135,611
Fuji Heavy Industries Ltd.(a)	235,700	8,645,073
Fuji Kosan Co. Ltd.	8,900	40,208
FUJIFILM Holdings Corp.	14,600	572,289
Fujikura Kasei Co. Ltd.	8,100	47,116
Fujishoji Co. Ltd.	10,700	108,445
Future Corp.	8,000	63,350
Gendai Agency, Inc.	24,200	134,815
Geo Holdings Corp.(a)	26,700	293,667
Gree, Inc.	59,800	377,764
GungHo Online Entertainment, Inc.	584,300	1,304,489
Gunma Bank Ltd. (The)	105,100	548,299
Hachijuni Bank Ltd. (The)	192,100	1,083,949
Happinet Corp.	18,600	288,430
Hard Off Corp. Co. Ltd.	11,600	116,614
Heiwa Corp.	45,700	1,139,053
HI-LEX Corp.	7,000	185,877
Hitachi High-Technologies Corp.	19,800	806,548
Ichirokudo Co. Ltd.	7,500	26,723
Imasen Electric Industrial	19,300	174,629
Inpex Corp.(a)	301,000	2,968,153
Iwatsu Electric Co. Ltd.	50,000	37,674
Iyo Bank Ltd. (The)	203,600	1,373,795
Japan Airlines Co. Ltd.	17,300	549,274
Japan Petroleum Exploration Co. Ltd.	32,300	741,492
Japan Post Bank Co. Ltd.	172,800	2,145,464
Japan Post Holdings Co. Ltd.	56,700	713,010
Japan Tobacco, Inc.	60,100	1,956,108
JSR Corp.	56,000	947,522
Kaken Pharmaceutical Co. Ltd.	58,200	3,294,984

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Kanamoto Co. Ltd.	15,800	$425,342
Kanematsu Electronics Ltd.	11,900	303,738
Kato Sangyo Co. Ltd.	8,600	221,500
KDDI Corp.	454,600	11,956,343
Keihin Corp.	24,200	398,012
Keyence Corp.	10,300	4,132,080
Konishi Co. Ltd.	20,400	246,045
Kosaido Co. Ltd.	24,800	84,571
Kubota Corp.	371,900	5,605,826
Kuroda Electric Co. Ltd.	4,800	104,707
Kyushu Financial Group, Inc.	60	367
Lawson, Inc.	68,200	4,637,309
Lintec Corp.	20,800	444,179
Maeda Road Construction Co. Ltd.	41,000	726,267
Marvelous, Inc.(a)	28,200	221,446
Meiko Network Japan Co. Ltd.	12,300	135,122
Mirait Holdings Corp.	32,300	316,905
Mitsubishi Steel Manufacturing Co. Ltd.	39,000	84,060
Mitsuboshi Belting Ltd.	20,000	185,919
Mitsui Matsushima Co. Ltd.	9,800	125,615
Mixi, Inc.	42,400	2,050,958
Nagase & Co. Ltd.	8,700	121,561
Namura Shipbuilding Co. Ltd.	34,200	204,556
Neturen Co. Ltd.	52,100	424,497
Nexon Co. Ltd.	122,700	1,951,199
NHK Spring Co. Ltd.	63,600	704,175
Nichirin Co. Ltd.	11,880	229,677
Nippon Denko Co. Ltd.	70,300	246,042
Nippon Electric Glass Co. Ltd.	137,000	829,904
Nippon Pillar Packing Co. Ltd.	8,600	116,334
Nippon Signal Co. Ltd.	17,000	153,212
Nippon Telegraph & Telephone Corp.	87,300	3,732,365
Nissin Electric Co. Ltd.	24,300	281,694
Nissin Kogyo Co. Ltd.	35,200	632,002
Nittetsu Mining Co. Ltd.	3,000	162,512
Nitto Kogyo Corp.	9,900	136,946
NOF Corp.	12,000	127,669
NTT DOCOMO, Inc.(a)	315,700	7,372,304
NuFlare Technology, Inc.	2,000	121,749
Ohara, Inc.	4,200	46,605
ORIX Corp.	562,900	8,354,865
Osaka Gas Co. Ltd.	247,000	941,807
Press Kogyo Co. Ltd.	46,900	235,216
Riken Corp.	5,200	229,943
Sakai Chemical Industry Co. Ltd.	21,000	73,606
San-In Godo Bank Ltd. (The)	57,000	457,619
Seino Holdings Co. Ltd.	35,400	398,635
Sekisui Jushi Corp.	29,700	494,018
Shikoku Chemicals Corp.	11,000	118,677
Shimamura Co. Ltd.	8,600	1,140,056
Shin-Etsu Polymer Co. Ltd.	51,300	362,219
Shinmaywa Industries Ltd.	91,000	871,705
Shinsei Bank Ltd.	906,000	1,669,417
Shizuoka Bank Ltd. (The)	115,000	937,814
Sinko Industries Ltd.	39,700	571,193
SMC Corp.	18,300	5,425,302
SNT Corp.	30,200	182,347
Sony Financial Holdings, Inc.	64,100	1,029,420
SRA Holdings	5,700	150,911

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Sumitomo Densetsu Co. Ltd.	14,300	$164,767
Sumitomo Mitsui Financial Group, Inc.	189,600	6,901,206
Sumitomo Rubber Industries Ltd.	86,100	1,469,045
Suntory Beverage & Food Ltd.	65,200	2,754,390
Suzuki Motor Corp.	22,000	913,742
T. RAD Co. Ltd.	58,000	171,903
TBK Co. Ltd.	29,000	130,907
Techno Medica Co. Ltd.	4,200	80,137
Toagosei Co. Ltd.	37,800	432,201
Tokai Corp.	21,200	776,059
Token Corp.	7,450	585,640
Tokyo Seimitsu Co. Ltd.	9,400	296,807
Toppan Forms Co. Ltd.	21,500	211,033
Tosoh Corp.	107,000	941,442
Toyo Kohan Co. Ltd.	14,000	48,535
Toyo Machinery & Metal Co. Ltd.	11,900	58,898
Toyoda Gosei Co. Ltd.	25,400	647,830
Toyota Boshoku Corp.	24,000	558,204
TPR Co. Ltd.	9,000	295,721
TS Tech Co. Ltd.	31,000	835,312
Unipres Corp.	25,900	541,853
Utoc Corp.	15,400	57,978
Wakita & Co. Ltd.	12,800	121,744
Yamanashi Chuo Bank Ltd. (The)	10,000	44,729
Yamato Kogyo Co. Ltd.	8,400	217,316
Yamazen Corp.	53,200	480,284
Yodogawa Steel Works Ltd.	5,300	144,309
Yuasa Trading Co. Ltd.	8,000	222,095
Yurtec Corp.	20,000	137,723
Zeon Corp.	40,000	457,043

		162,781,534

Kazakhstan — 0.0%
KCell JSC, GDR, RegS	36,870	132,732

Luxembourg — 0.0%
APERAM SA	8,940	445,736
SES SA	22,899	532,379

		978,115

Malaysia — 0.0%
British American Tobacco Malaysia Bhd	17,000	175,087

Mexico — 0.0%
Gentera SAB de CV*	318,700	526,337
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	304,500	661,134

		1,187,471

Netherlands — 0.2%
Aegon NV	121,349	618,136
Arcadis NV	31,406	494,665
ASML Holding NV	34,105	4,525,505
BinckBank NV	31,840	162,592
Boskalis Westminster	33,228	1,144,794
Euronext NV, 144A*	8,357	364,407
NN Group NV	71,874	2,334,269
Royal Dutch Shell PLC (Class A Stock)	218,728	5,758,779

		15,403,147

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
New Zealand — 0.0%
SKY Network Television Ltd.	94,355	$258,874
Trade Me Group Ltd.	56,038	201,399

		460,273

Norway — 0.2%
DNB ASA	154,908	2,459,719
Fred Olsen Energy ASA*	24,297	79,794
Leroy Seafood Group ASA	7,151	313,151
Prosafe SE	3,135	12,370
Salmar ASA	12,943	279,174
Statoil ASA	573,124	9,851,173
Telenor ASA	86,917	1,445,903
TGS Nopec Geophysical Co. ASA	49,992	1,061,575
Yara International ASA	43,110	1,660,500

		17,163,359

Peru — 0.1%
Cia de Minas Buenaventura SAA, ADR(a)	59,803	720,028
Credicorp Ltd.	28,560	4,663,848

		5,383,876

Philippines — 0.0%
Nickel Asia Corp.	2,009,900	243,596

Poland — 0.1%
KGHM Polska Miedz SA	54,767	1,597,914
Polskie Gornictwo Naftowe i Gazownictwo SA	1,214,577	1,812,286
Tauron Polska Energia SA*	643,439	549,783

		3,959,983

Portugal — 0.0%
Altri SGPS SA*	22,521	100,584

Puerto Rico — 0.0%
Triple-S Management Corp. (Class B Stock)*	7,600	133,532

Russia — 0.2%
Gazprom PJSC, ADR(a)	506,507	2,276,749
LUKOIL PJSC, ADR	53,753	2,855,107
MegaFon PJSC, GDR, RegS	39,856	460,133
MMC Norilsk Nickel PJSC, ADR(a)	101,269	1,591,423
Mobile TeleSystems PJSC, ADR(a)	52,683	581,093
Severstal PJSC, GDR, RegS	34,476	497,502
Surgutneftegas OJSC, ADR	309,696	1,582,547
Tatneft PJSC, ADR(a)	74,661	2,770,813

		12,615,367

Singapore — 0.2%
Boustead Projects Ltd.*	46,200	28,595
Boustead Singapore Ltd.	154,000	95,891
CapitaLand Commercial Trust, REIT	534,100	589,721
CapitaLand Mall Trust, REIT	795,900	1,120,578
CapitaLand Retail China Trust, REIT	189,000	199,978
ComfortDelGro Corp. Ltd.	817,200	1,495,849
Haw Par Corp. Ltd.	6,600	47,273
Hong Fok Corp. Ltd.*	267,590	152,941
Hong Leong Finance Ltd.	34,000	65,624
Kulicke & Soffa Industries, Inc.*	28,400	577,088
M1 Ltd.(a)	309,900	471,823

	Shares	Value
COMMON STOCKS (Continued)
Singapore (cont’d.)
Mapletree Greater China Commercial Trust, REIT	284,200	$207,101
Mapletree Industrial Trust, REIT	417,900	531,769
Metro Holdings Ltd.	90,000	75,917
Singapore Telecommunications Ltd.	1,824,300	5,112,301
UMS Holdings Ltd.	130,000	79,510
UOL Group Ltd.	113,500	565,405
Venture Corp. Ltd.	32,800	268,946
Wing Tai Holdings Ltd.	70,300	94,706

		11,781,016

South Africa — 0.2%
AECI Ltd.	16,944	145,615
Gold Fields Ltd., ADR	128,600	453,958
Harmony Gold Mining Co. Ltd., ADR(a)	280,000	686,000
Kumba Iron Ore Ltd.(a)	75,902	1,145,442
Lewis Group Ltd.	18,684	57,534
Liberty Holdings Ltd.	102,141	821,534
Life Healthcare Group Holdings Ltd.	365,172	787,157
MMI Holdings Ltd.	369,239	628,153
MTN Group Ltd.	170,292	1,547,729
Net 1 UEPS Technologies, Inc.*	24,400	298,412
Sanlam Ltd.	271,576	1,362,698
Sibanye Gold Ltd.	127,905	276,151
Truworths International Ltd.	215,687	1,392,156
Vodacom Group Ltd.	215,213	2,436,151
Wilson Bayly Holmes-Ovcon Ltd.	14,421	173,639

		12,212,329

South Korea — 0.4%
Dongil Industries Co. Ltd.	1,090	80,707
Dongyang E&P, Inc.	8,974	105,081
e-LITECOM Co. Ltd.	5,843	50,317
Hana Financial Group, Inc.	24,522	809,177
Hankook Tire Co. Ltd.	32,877	1,603,410
Hyundai Mobis Co. Ltd.	8,321	1,789,990
Kangwon Land, Inc.	42,361	1,447,947
KB Financial Group, Inc.	41,049	1,799,033
KT&G Corp.	33,325	2,906,804
LG Chem Ltd.	5,338	1,403,565
Lotte Chemical Corp.	2,378	787,999
Mirae Asset Daewoo Co. Ltd.	29,635	239,683
POSCO	3,003	779,957
POSCO Chemtech Co. Ltd.	11,358	155,958
Samsung Electronics Co. Ltd.	5,929	10,911,823
Shinhan Financial Group Co. Ltd.	23,186	966,093
SK Telecom Co. Ltd.	15,097	3,411,173

		29,248,717

Spain — 0.1%
Cia de Distribucion Integral Logista Holdings SA	36,598	849,518
Endesa SA	61,938	1,453,665
Ercros SA*	93,117	313,543
Grupo Catalana Occidente SA*	19,659	697,481
Repsol SA	128,928	1,997,475
Viscofan SA	16,827	869,259

		6,180,941

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Sweden — 0.3%
Axfood AB	78,953	$1,185,623
B&B Tools AB (Class B Stock)	5,074	108,658
Boliden AB	8,992	267,650
Electrolux AB (Class B Stock)	35,589	988,016
Hexagon AB (Class B Stock)	44,220	1,774,759
Intrum Justitia AB	69,432	2,592,291
Investor AB (Class B Stock)	39,159	1,646,516
Skandinaviska Enskilda Banken AB (Class A Stock)(a)	470,758	5,231,121
SKF AB (Class B Stock)(a)	89,454	1,769,000
Swedish Match AB	127,888	4,156,216
Telia Co. AB	446,166	1,870,479
Tethys Oil AB	26,209	185,367

		21,775,696

Switzerland — 0.8%
ABB Ltd.*	216,768	5,073,564
BKW AG	4,113	222,199
Credit Suisse Group AG*	66,087	983,284
Kuehne + Nagel International AG	5,568	786,219
Lonza Group AG*	26,901	5,084,859
Nestle SA	180,917	13,885,700
Novartis AG	89,925	6,677,611
Roche Holding AG	49,979	12,781,315
Swiss Re AG	58,111	5,219,303
Swisscom AG(a)	3,600	1,659,458
UBS Group AG	222,778	3,561,020
Wizz Air Holdings PLC, 144A*	11,325	232,489

		56,167,021

Taiwan — 0.5%
104 Corp.*	14,000	69,206
Ardentec Corp.	223,210	182,082
Chimei Materials Technology Corp.	179,000	77,589
Chunghwa Telecom Co. Ltd.	823,000	2,794,811
Cleanaway Co. Ltd.	99,000	564,512
Cyberlink Corp.	29,680	64,665
Draytek Corp.	51,000	57,074
DYNACOLOR, Inc.*	41,000	49,449
E Ink Holdings, Inc.	260,000	225,876
Elite Advanced Laser Corp.	33,600	167,216
Elite Material Co. Ltd.	80,000	311,098
Everlight Electronics Co. Ltd.	196,000	313,941
Far EasTone Telecommunications Co. Ltd.	411,000	1,009,110
FLEXium Interconnect, Inc.	70,343	244,604
Foxconn Technology Co. Ltd.	730,000	2,225,712
Greatek Electronics, Inc.*	315,000	431,865
Holtek Semiconductor, Inc.*	67,000	119,016
Hon Hai Precision Industry Co. Ltd.	558,000	1,673,491
Inventec Corp.	457,000	342,663
KD Holding Corp.*	9,000	52,940
Kinsus Interconnect Technology Corp.*	237,000	626,380
LCY Chemical Corp.*	238,000	348,975
Lite-On Technology Corp.	589,166	1,015,522
Lumax International Corp. Ltd.	97,000	173,921
New Era Electronics Co. Ltd.	56,000	42,536
Novatek Microelectronics Corp.	309,000	1,196,679
Phison Electronics Corp.	161,000	1,445,440
Quanta Computer, Inc.	169,000	343,610

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Simplo Technology Co. Ltd.	122,000	$414,090
Sirtec International Co. Ltd.	49,000	75,123
Sonix Technology Co. Ltd.*	160,000	172,457
Taiwan Secom Co. Ltd.	65,000	192,801
Taiwan Semiconductor Manufacturing Co. Ltd.	1,519,000	9,525,091
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	226,085	7,424,631
Transcend Information, Inc.*	133,000	435,720
Tripod Technology Corp.	87,000	245,116
United Integrated Services Co. Ltd.	85,000	187,138
Vanguard International Semiconductor Corp.	225,000	428,469

		35,270,619

Thailand — 0.2%
Bangkok Bank PCL, NVDR	426,300	2,251,811
BEC World PCL, NVDR	269,800	136,627
Kasikornbank PCL, NVDR	908,600	4,999,965
Pruksa Holding PCL, NVDR	253,500	167,455
PTT Exploration & Production PCL, NVDR	1,203,300	3,256,990
PTT PCL, NVDR	86,800	977,534
Siam Cement PCL (The), NVDR	189,700	2,981,263
Siam Commercial Bank PCL (The), NVDR	219,900	1,043,184

		15,814,829

Turkey — 0.1%
Adana Cimento Sanayii TAS (Class C Stock)	186,638	42,136
Akcansa Cimento A/S	30,406	105,316
Eregli Demir ve Celik Fabrikalari TAS	569,964	925,571
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S*	64,388	33,877
Koza Altin Isletmeleri A/S*	98,287	538,470
Koza Anadolu Metal Madencilik Isletmeleri A/S*	294,931	158,325
Soda Sanayii A/S	241,683	404,634
TAV Havalimanlari Holding A/S	68,236	271,959
Turkiye Garanti Bankasi A/S	1,045,918	2,550,587
Turkiye Is Bankasi (Class C Stock)*	662,156	1,208,473

		6,239,348

United Kingdom — 1.8%
Ashmore Group PLC	346,606	1,534,644
AstraZeneca PLC	51,062	3,139,645
Aviva PLC	1,162,174	7,755,245
Barclays PLC	2,049,139	5,784,259
Beazley PLC	105,463	564,719
Cairn Energy PLC*	113,327	290,735
Capita PLC	102,094	723,004
Centamin PLC	158,708	343,329
Close Brothers Group PLC	42,019	809,994
Computacenter PLC	3,959	36,957
Crest Nicholson Holdings PLC	28,772	195,453
Dart Group PLC	96,858	626,305
Debenhams PLC	113,570	77,504
Diageo PLC	219,679	6,290,539
Direct Line Insurance Group PLC	232,159	1,010,487
Dunelm Group PLC	51,113	408,103
Gem Diamonds Ltd.	33,876	39,665

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
GKN PLC	205,098	$934,171
GlaxoSmithKline PLC	523,032	10,875,350
Go-Ahead Group PLC	14,715	317,775
Greggs PLC	15,556	203,182
Halfords Group PLC	133,060	592,425
Hansteen Holdings PLC, REIT	127,044	190,019
Highland Gold Mining Ltd.	226,955	494,695
HSBC Holdings PLC, (QMTF)	461,733	3,766,278
HSBC Holdings PLC, (XHKG)	313,600	2,561,575
IG Group Holdings PLC	251,030	1,564,703
IMI PLC	291,308	4,358,294
Imperial Brands PLC	243,733	11,812,169
Indivior PLC	675,858	2,728,784
Informa PLC	163,616	1,337,369
ITV PLC	1,353,554	3,715,723
Jupiter Fund Management PLC	71,084	379,265
Legal & General Group PLC	1,409,007	4,362,896
Lloyds Banking Group PLC	6,382,294	5,308,023
Lonmin PLC*	269,507	286,748
Marks & Spencer Group PLC	202,317	854,560
Meggitt PLC	236,962	1,322,550
Mitie Group PLC(a)	211,311	588,086
Next PLC	27,844	1,506,270
Novae Group PLC	21,416	169,927
Ophir Energy PLC*	313,518	338,883
PayPoint PLC	19,721	252,608
Persimmon PLC	32,815	860,953
Playtech PLC	207,910	2,425,796
QinetiQ Group PLC	72,130	251,952
Reckitt Benckiser Group PLC	119,645	10,922,570
Restaurant Group PLC (The)	168,183	701,787
Rio Tinto Ltd.	213,121	9,840,318
Rio Tinto PLC	79,230	3,190,401
Royal Bank of Scotland Group PLC*	1,025,012	3,108,084
Royal Mail PLC	210,446	1,120,841
RPS Group PLC	48,745	149,998
Senior PLC	136,503	352,164
Smiths Group PLC	55,365	1,124,929
Soco International PLC	124,723	210,782
Standard Chartered PLC*	218,765	2,092,467
Subsea 7 SA*	124,034	1,924,980
WH Smith PLC	54,834	1,218,362
Whitbread PLC	31,373	1,556,713
William Hill PLC	415,382	1,514,823
WPP PLC	167,532	3,672,139

		136,692,974

United States — 11.2%
AbbVie, Inc.	85,500	5,571,180
AECOM*	52,567	1,870,860
Affiliated Managers Group, Inc.	3,100	508,214
Aflac, Inc.	49,900	3,613,758
Alacer Gold Corp.*	61,400	124,199
Alaska Air Group, Inc.	16,500	1,521,630
Alcoa Corp.	138,810	4,775,064
Ally Financial, Inc.	73,800	1,500,354
Alphabet, Inc. (Class A Stock)*	26,397	22,379,377
Amazon.com, Inc.*	19,730	17,491,434
Amdocs Ltd.	55,918	3,410,439

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
American Eagle Outfitters, Inc.(a)	37,700	$528,931
American Equity Investment Life Holding Co.	30,200	713,626
American Express Co.	50,800	4,018,788
Amgen, Inc.	89,506	14,685,250
Anthem, Inc.	15,200	2,513,776
Apple, Inc.	180,102	25,873,454
Archer-Daniels-Midland Co.	43,800	2,016,552
Argonaut Gold, Inc.*	65,700	115,111
Artisan Partners Asset Management, Inc. (Class A Stock)	11,500	317,400
Assured Guaranty Ltd.	49,200	1,825,811
AT&T, Inc.	124,507	5,173,266
Atwood Oceanics, Inc.*(a)	78,400	747,152
Ball Corp.	48,979	3,637,181
Bank of America Corp.	138,400	3,264,856
Bed Bath & Beyond, Inc.	32,100	1,266,666
Bemis Co., Inc.	16,500	806,190
Best Buy Co., Inc.(a)	24,400	1,199,260
BlackRock, Inc.	13,778	5,284,001
Boeing Co. (The)	18,300	3,236,538
Brinker International, Inc.(a)	32,600	1,433,096
Buckle, Inc. (The)(a)	51,200	952,320
CA, Inc.	108,800	3,451,136
Campbell Soup Co.	92,900	5,317,596
Capital One Financial Corp.	34,800	3,015,768
CARBO Ceramics, Inc.*(a)	44,000	573,760
Cardinal Health, Inc.	35,100	2,862,405
Carnival Corp.	42,588	2,508,859
Caterpillar, Inc.	57,578	5,340,935
Cato Corp. (The) (Class A Stock)	15,100	331,596
Charter Communications, Inc. (Class A Stock)*	17,691	5,790,618
Chesapeake Lodging Trust, REIT	29,908	716,596
Chevron Corp.	18,496	1,985,916
Chico’s FAS, Inc.	52,500	745,500
Chubb Ltd.	35,978	4,902,003
Cimarex Energy Co.	59,419	7,099,976
Cisco Systems, Inc.	209,000	7,064,200
Citigroup, Inc.	478,322	28,613,222
Citrix Systems, Inc.*	22,400	1,867,936
Civeo Corp.*	164,400	491,556
CNA Financial Corp.	5,700	251,769
Coca-Cola Co. (The)	49,400	2,096,536
Colgate-Palmolive Co.	107,274	7,851,384
Comcast Corp. (Class A Stock)	480,226	18,051,695
Cooper Tire & Rubber Co.(a)	12,400	549,940
Costco Wholesale Corp.	32,207	5,400,792
Cracker Barrel Old Country Store, Inc.(a)	8,000	1,274,000
Credit Acceptance Corp.*(a)	3,200	638,112
CSG Systems International, Inc.	26,800	1,013,308
Cummins, Inc.	33,000	4,989,600
CVS Health Corp.	29,600	2,323,600
Danaher Corp.	73,080	6,250,532
Darden Restaurants, Inc.	20,400	1,706,868
Delphi Automotive PLC	42,300	3,404,727
Delta Air Lines, Inc.	9,500	436,620
Deluxe Corp.	37,100	2,677,507
Dick’s Sporting Goods, Inc.	10,600	515,796

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Dillard’s, Inc. (Class A Stock)(a)	7,000	$365,680
Discover Financial Services	128,873	8,813,624
Dow Chemical Co. (The)	126,784	8,055,855
Dun & Bradstreet Corp. (The)	9,200	993,048
Eastman Chemical Co.	12,600	1,018,080
Eaton Corp. PLC	52,200	3,870,630
Eaton Vance Corp.	29,800	1,339,808
eBay, Inc.*	98,500	3,306,645
Electronic Arts, Inc.*	49,906	4,467,585
Eli Lilly & Co.	46,041	3,872,509
Emerson Electric Co.	54,307	3,250,817
Energizer Holdings, Inc.	10,900	607,675
Ennis, Inc.	7,400	125,800
Ensco PLC (Class A Stock)	36,100	323,095
Estee Lauder Cos., Inc. (The) (Class A Stock)	83,114	7,047,236
Evercore Partners, Inc. (Class A Stock)	6,400	498,560
Everest Re Group Ltd.	10,600	2,478,386
Express Scripts Holding Co.*	94,600	6,235,086
Extra Space Storage, Inc., REIT(a)	25,412	1,890,399
Exxon Mobil Corp.	141,343	11,591,539
Facebook, Inc. (Class A Stock)*	58,283	8,279,100
FBL Financial Group, Inc. (Class A Stock)	1,004	65,712
Federated Investors, Inc. (Class B Stock)(a)	37,300	982,482
Federated National Holding Co.	20,800	362,544
Fifth Third Bancorp	147,859	3,755,619
First American Financial Corp.	11,600	455,648
Flowers Foods, Inc.(a)	111,600	2,166,156
Foot Locker, Inc.	15,700	1,174,517
Fortive Corp.	58,993	3,552,558
Fossil Group, Inc.*(a)	15,400	268,730
Franklin Resources, Inc.	12,600	530,964
GameStop Corp. (Class A Stock)(a)	26,500	597,575
Gannett Co., Inc.	74,500	624,310
Gap, Inc. (The)(a)	59,500	1,445,255
Garmin Ltd.(a)	28,000	1,431,080
General Mills, Inc.	95,800	5,653,158
Genuine Parts Co.	16,500	1,524,765
Gilead Sciences, Inc.	86,800	5,895,456
GNC Holdings, Inc. (Class A Stock)(a)	58,500	430,560
Goldman Sachs Group, Inc. (The)	11,480	2,637,186
Gramercy Property Trust, REIT	68,904	1,812,184
Greenbrier Cos., Inc. (The)(a)	32,814	1,414,283
H&R Block, Inc.(a)	48,700	1,132,275
HCA Holdings, Inc.*	48,496	4,315,659
HCI Group, Inc.(a)	15,400	701,932
Hess Corp.(a)	36,100	1,740,381
Hewlett Packard Enterprise Co.	291,054	6,897,980
Hillenbrand, Inc.	33,300	1,193,805
Home Depot, Inc. (The)	72,528	10,649,286
Honeywell International, Inc.	50,327	6,284,332
HP, Inc.	203,500	3,638,580
Ingersoll-Rand PLC	69,545	5,655,399
Ingredion, Inc.	10,395	1,251,870
Intel Corp.	326,749	11,785,836
International Business Machines Corp.	41,500	7,226,810
International Paper Co.	101,303	5,144,166
j2 Global, Inc.(a)	24,646	2,068,046
John Wiley & Sons, Inc. (Class A Stock)	30,876	1,661,129

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Johnson & Johnson	85,321	$10,626,731
JPMorgan Chase & Co.	245,241	21,541,969
Kimberly-Clark Corp.	20,700	2,724,741
KLA-Tencor Corp.	17,500	1,663,725
Kohl’s Corp.(a)	17,600	700,656
L Brands, Inc.(a)	28,900	1,361,190
Lazard Ltd. (Class A Stock)	24,900	1,145,151
Lear Corp.	7,200	1,019,376
Leggett & Platt, Inc.	26,500	1,333,480
LyondellBasell Industries NV (Class A Stock)	104,948	9,570,208
Marathon Oil Corp.	123,300	1,948,140
Marathon Petroleum Corp.	25,200	1,273,608
McKesson Corp.	27,700	4,106,802
Medallion Financial Corp.(a)	5,700	11,286
MEDNAX, Inc.*(a)	54,708	3,795,641
Medtronic PLC	42,278	3,405,916
Merck & Co., Inc.	185,700	11,799,378
Meredith Corp.(a)	34,100	2,202,860
MetLife, Inc.	37,427	1,976,894
MGIC Investment Corp.*	270,307	2,738,210
Michael Kors Holdings Ltd.*	25,000	952,750
Microsoft Corp.	218,933	14,418,927
Mohawk Industries, Inc.*	18,792	4,312,576
Molina Healthcare, Inc.*	18,400	839,040
Mondelez International, Inc. (Class A Stock)	90,284	3,889,435
Monster Beverage Corp.*	33,984	1,569,041
Morgan Stanley	101,300	4,339,692
Movado Group, Inc.	10,100	251,995
Nasdaq, Inc.	49,785	3,457,568
National Oilwell Varco, Inc.(a)	92,044	3,690,044
National Western Life Group, Inc. (Class A Stock)	3,000	912,480
NetApp, Inc.	67,200	2,812,320
Newell Brands, Inc.	92,945	4,384,216
NextEra Energy, Inc.	43,422	5,574,082
Noble Corp. PLC(a)	41,500	256,885
Nu Skin Enterprises, Inc. (Class A Stock)(a)	48,300	2,682,582
Occidental Petroleum Corp.	147,562	9,349,528
Omnicom Group, Inc.(a)	37,200	3,207,012
Oracle Corp.	113,100	5,045,391
O’Reilly Automotive, Inc.*(a)	23,191	6,257,859
Packaging Corp. of America	17,800	1,630,836
PepsiCo, Inc.	14,300	1,599,598
Pfizer, Inc.	351,600	12,028,236
Philip Morris International, Inc.	13,000	1,467,700
Pinnacle West Capital Corp.	31,881	2,658,238
Pitney Bowes, Inc.	52,200	684,342
Polaris Industries, Inc.(a)	7,500	628,500
Priceline Group, Inc. (The)*	1,852	3,296,504
Principal Financial Group, Inc.	40,218	2,538,158
Procter & Gamble Co. (The)	17,200	1,545,420
QEP Resources, Inc.*	25,800	327,918
QUALCOMM, Inc.	126,900	7,276,446
Quality Care Properties, Inc., REIT*	58,000	1,093,880
Quest Diagnostics, Inc.	61,324	6,021,404
Ralph Lauren Corp.(a)	12,700	1,036,574
Rayonier Advanced Materials, Inc.(a)	19,600	263,620
Raytheon Co.	42,094	6,419,335

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Reliance Steel & Aluminum Co.	17,000	$1,360,340
Renewable Energy Group, Inc.*(a)	25,300	264,385
Robert Half International, Inc.	26,800	1,308,644
Rockwell Automation, Inc.	47,210	7,351,069
Rowan Cos. PLC (Class A Stock)*(a)	54,300	845,994
RPX Corp.*	21,000	252,000
salesforce.com, Inc.*	64,953	5,357,973
Sally Beauty Holdings, Inc.*	55,800	1,140,552
SBA Communications Corp., REIT*	26,086	3,139,972
Schlumberger Ltd.	95,677	7,472,374
Schweitzer-Mauduit International, Inc.	27,100	1,122,482
Scripps Networks Interactive, Inc. (Class A Stock)(a)	40,900	3,205,333
Sonoco Products Co.(a)	39,458	2,088,117
Spok Holdings, Inc.	1,009	19,171
Staples, Inc.	70,200	615,654
Starbucks Corp.	68,036	3,972,622
Synaptics, Inc.*(a)	17,200	851,572
Synchrony Financial	26,600	912,380
T. Rowe Price Group, Inc.	33,500	2,283,025
Tahoe Resources, Inc.	42,900	344,529
Target Corp.	18,300	1,009,977
Taro Pharmaceutical Industries Ltd.*(a)	18,714	2,182,427
Teradata Corp.*(a)	50,700	1,577,784
Terra Nitrogen Co. LP, MLP	2,800	275,072
Texas Instruments, Inc.	98,793	7,958,764
Thermo Fisher Scientific, Inc.	56,910	8,741,376
Tilly’s, Inc. (Class A Stock)	11,300	101,926
TJX Cos., Inc. (The)(a)	53,016	4,192,505
Transocean Ltd.*	33,600	418,320
Tupperware Brands Corp.	27,316	1,713,260
Union Pacific Corp.	72,338	7,662,041
United Insurance Holdings Corp.	10,700	170,665
United Therapeutics Corp.*(a)	26,400	3,574,032
UnitedHealth Group, Inc.	75,863	12,442,291
Universal Corp.(a)	21,100	1,492,825
Universal Health Services, Inc. (Class B Stock)	15,700	1,953,865
Universal Insurance Holdings, Inc.(a)	49,700	1,217,650
USANA Health Sciences, Inc.*	6,504	374,630
Valero Energy Corp.	38,800	2,572,052
Validus Holdings Ltd.	45,800	2,582,662
Viacom, Inc. (Class B Stock)	28,000	1,305,360
Visa, Inc. (Class A Stock)(a)	120,872	10,741,895
Vishay Intertechnology, Inc.(a)	38,000	625,100
Voya Financial, Inc.	48,700	1,848,652
Waddell & Reed Financial, Inc. (Class A Stock)(a)	59,900	1,018,300
Walgreens Boots Alliance, Inc.	77,562	6,441,524
Wal-Mart Stores, Inc.	53,000	3,820,240
Walt Disney Co. (The)	47,171	5,348,720
WellCare Health Plans, Inc.*	4,300	602,903
Wells Fargo & Co.	157,489	8,765,838
Western Union Co. (The)(a)	159,852	3,252,988
Williams-Sonoma, Inc.(a)	20,900	1,120,658

		835,728,067

TOTAL COMMON STOCKS
(cost $1,620,142,386)		1,747,908,677

	Shares	Value
PREFERRED STOCKS — 0.1%
Brazil — 0.1%
Banco do Estado do Rio Grande do Sul SA (PRFC B)	132,000	$637,526
Cia Energetica de Sao Paulo (PRFC B)	178,900	1,102,910
Itausa - Investimentos Itau SA (PRFC)	443,264	1,352,192
Telefonica Brasil SA (PRFC)	186,100	2,767,781
Vale SA (PRFC)	98,000	886,527

		6,746,936

Germany — 0.0%
KSB AG (PRFC Shares)	248	102,295
Porsche Automobil Holding SE (PRFC Shares)	10,941	596,160
STO SE & Co. KGaA (PRFC)	920	95,125

		793,580

United States — 0.0%
KeyCorp, Series E	29,600	800,976
Morgan Stanley, Series I(a)	43,800	1,211,508
Morgan Stanley, Series F	10,650	300,330

		2,312,814

TOTAL PREFERRED STOCKS
(cost $9,125,229)		9,853,330

	Units
RIGHTS* — 0.0%
Australia — 0.0%
Downer EDI Ltd., expiring 04/11/17	25,503	234

South Africa — 0.0%
Life Healthcare Group Holdings Ltd.,expiring 04/13/17	124,949	41,910

TOTAL RIGHTS
(cost $ —)		42,144

	Shares
UNAFFILIATED FUNDS — 21.9%
Goldman Sachs Small Cap Value Fund (Institutional Shares)	2,562,325	156,276,191
iShares Core S&P 500 ETF(a)	4,695,197	1,114,029,392
T. Rowe Price Value Fund (Retail Shares)	10,205,034	360,441,801
Tetragon Financial Group Ltd.	36,245	444,001

TOTAL UNAFFILIATED FUNDS
(cost $1,546,087,010)		1,631,191,385

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 3.1%
Non-Residential Mortgage-Backed Securities
AmeriCredit Automobile Receivables Trust,
Series 2013-1, Class C
1.570%	01/08/19	83	82,659
Series 2013-5, Class C
2.290%	11/08/19	4,095	4,112,029
ARL Second LLC,
Series 2014-1A, Class A2, 144A
3.970%	06/15/44	4,220	4,009,207

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Barclays Dryrock Issuance Trust,
Series 2014-2, Class A
1.252%(c)	03/16/20	3,880	$3,881,069
Cabela’s Credit Card Master Note Trust,
Series 2015-1A, Class A2
1.452%(c)	03/15/23	5,920	5,953,910
Capital One Multi-Asset Execution Trust,
Series 2016-A1, Class A1
1.362%(c)	02/15/22	10,900	10,963,230
CarFinance Capital Auto Trust,
Series 2015-1A, Class A, 144A
1.750%	06/15/21	598	597,932
Castle Aircraft Securitization Trust,
Series 2015-1A, Class A, 144A
4.703%	12/15/40	1,535	1,566,096
Chase Issuance Trust,
Series 2012-A2, Class A2
1.182%(c)	05/15/19	2,430	2,430,486
Series 2016-A1, Class A
1.322%(c)	05/17/21	9,400	9,451,852
Chrysler Capital Auto Receivables Trust,
Series 2014-AA, Class D, 144A
2.640%	07/15/21	4,780	4,744,866
CLI Funding V LLC,
Series 2013-1A, Class NOTE, 144A
2.830%	03/18/28	6,696	6,437,433
Series 2013-2A, Class NOTE, 144A
3.220%	06/18/28	1,417	1,366,679
Series 2014-1A, Class A, 144A
3.290%	06/18/29	1,777	1,734,798
Consumer Credit Origination Loan Trust,
Series 2015-1, Class A, 144A
2.820%	03/15/21	11	10,591
CPS Auto Receivables Trust,
Series 2014-C, Class A, 144A
1.310%	02/15/19	385	384,978
Cronos Containers Program I Ltd. (Bermuda),
Series 2013-1A, Class A, 144A
3.080%	04/18/28	770	742,648
Series 2014-2A, Class A, 144A
3.270%	11/18/29	2,622	2,560,014
Discover Card Execution Note Trust,
Series 2015-A2, Class A
1.900%	10/17/22	10,900	10,890,442
ECAF I Ltd. (Ireland),
Series 2015-1A, Class A1, 144A
3.473%	06/15/40	9,223	9,131,236
Element Rail Leasing II LLC (Canada),
Series 2015-1A, Class A2, 144A
3.585%	02/19/45	5,795	5,573,323
Flagship Credit Auto Trust,
Series 2014-1, Class B, 144A
2.550%	02/18/20	944	944,259
Series 2015-2, Class A, 144A
1.980%	10/15/20	2,538	2,542,360
Series 2016-1, Class A, 144A
2.770%	12/15/20	2,198	2,214,279

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Ford Credit Auto Owner Trust,
Series 2016-1, Class A, 144A
2.310%	08/15/27	10,800	$10,798,903
Longtrain Leasing III LLC,
Series 2015-1A, Class A2, 144A
4.060%	01/15/45	6,360	6,098,916
OneMain Financial Issuance Trust,
Series 2014-1A, Class A, 144A
2.430%	06/18/24	1,264	1,264,003
Series 2014-2A, Class A, 144A
2.470%	09/18/24	1,115	1,116,828
Series 2015-1A, Class A, 144A
3.190%	03/18/26	14,265	14,415,861
Series 2015-2A, Class A, 144A
2.570%	07/18/25	2,098	2,102,246
Series 2016-1A, Class A, 144A
3.660%	02/20/29	7,650	7,786,878
Series 2016-2A, Class A, 144A
4.100%	03/20/28	1,960	2,007,195
Series 2016-3A, Class A, 144A
3.830%	06/18/31	1,435	1,467,672
Santander Drive Auto Receivables Trust,
Series 2013-3, Class C
1.810%	04/15/19	455	455,347
Series 2013-4, Class C
3.250%	01/15/20	2,261	2,271,497
Series 2013-5, Class C
2.250%	06/17/19	2,657	2,663,966
Series 2014-1, Class C
2.360%	04/15/20	3,289	3,299,924
Series 2014-2, Class C
2.330%	11/15/19	2,762	2,773,294
Series 2014-3, Class C
2.130%	08/17/20	3,685	3,694,180
SoFi Professional Loan Program LLC,
Series 2015-B, Class A1, 144A
2.032%(c)	04/25/35	539	545,060
SpringCastle America Funding LLC,
Series 2016-AA, Class A, 144A
3.050%	04/25/29	7,636	7,682,386
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24	15,271	15,415,745
Synchrony Credit Card Master Note Trust,
Series 2012-6, Class A
1.360%	08/17/20	10,890	10,897,685
TAL Advantage V LLC,
Series 2014-1A, Class A, 144A
3.510%	02/22/39	2,029	1,989,344
Series 2014-1A, Class B, 144A
4.100%	02/22/39	4,724	4,502,075
Series 2014-2A, Class A2, 144A
3.330%	05/20/39	7,927	7,762,261
Trinity Rail Leasing 2012 LLC,
Series 2013-1A, Class A, 144A^
3.898%	07/15/43	1,153	1,095,658
VB-S1 LLC,
Series 2016-1A, Class C, 144A
3.065%	06/15/46	6,480	6,382,363

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Wendys Funding LLC,
Series 2015-1A, Class A2I, 144A
3.371%	06/15/45		4,464	$4,484,751
World Financial Network Credit Card Master Trust,
Series 2015-C, Class A
1.260%	03/15/21		10,790	10,789,718

TOTAL ASSET-BACKED SECURITIES
(cost $227,654,452)				226,090,132

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.1%
FREMF Mortgage Trust,
Series 2013-KF02, Class B, 144A
3.427%(c)	12/25/45		1,249	1,252,468
Government National Mortgage Assoc.,
Series 2011-147, Class IO, IO
0.604%(c)	10/16/44		7,025	164,104
Series 2012-123, Class IO, IO
0.850%(c)	12/16/51		14,763	796,770
Series 2012-147, Class AK
2.587%(c)	04/16/54		1,262	1,302,248
Hilton USA Trust,
Series 2016-HHV, Class C, 144A
4.194%(c)	11/05/38		2,535	2,483,611
Series 2016-HHV, Class D, 144A
4.194%(c)	11/05/38		2,535	2,404,781
LSTAR Commercial Mortgage Trust,
Series 2014-2, Class B, 144A
4.205%(c)	01/20/41		1,225	1,221,562

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $9,822,815)				9,625,544

CORPORATE BONDS — 12.5%
Australia — 0.1%
Australia & New Zealand Banking Group Ltd.,
Jr. Sub. Notes, 144A
6.750%(c)	12/29/49	(a)	735	807,960
BHP Billiton Finance USA Ltd.,
Gtd. Notes, 144A
6.250%(c)	10/19/75	(a)	2,025	2,189,531
Commonwealth Bank of Australia,
Sr. Unsec’d. Notes, 144A
1.674%(c)	11/07/19		1,330	1,338,597
Sr. Unsec’d. Notes, MTN, 144A
2.000%	09/06/21		2,000	1,948,772

				6,284,860

Belgium — 0.1%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
2.650%	02/01/21		3,090	3,113,237
3.300%	02/01/23		4,015	4,086,511

				7,199,748

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Brazil — 0.0%
Marfrig Holdings Europe BV,
Gtd. Notes, 144A
6.875%	06/24/19		2,370	$2,435,175

Canada — 0.3%
Barrick Gold Corp.,
Sr. Unsec’d. Notes
4.100%	05/01/23		887	951,064
Barrick North America Finance LLC,
Gtd. Notes
5.750%	05/01/43		1,865	2,161,313
Calfrac Holdings LP,
Gtd. Notes, 144A
7.500%	12/01/20	(a)	514	461,315
Enbridge, Inc.,
Sr. Unsec’d. Notes
5.500%	12/01/46		1,485	1,578,842
Sub. Notes
6.000%(c)	01/15/77		6,950	7,028,188
Gibson Energy, Inc.,
Gtd. Notes, 144A
6.750%	07/15/21		910	950,950
Hudbay Minerals, Inc.,
Gtd. Notes, 144A
7.250%	01/15/23		225	238,500
HudBay Minerals, Inc.,
Gtd. Notes, 144A
7.625%	01/15/25		388	420,980
Petro-Canada,
Sr. Unsec’d. Notes
6.800%	05/15/38		1,330	1,709,454
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	06/15/38		1,203	1,512,617
6.850%	06/01/39		605	790,762
Teck Resources Ltd.,
Gtd. Notes
5.400%	02/01/43		150	142,875
6.250%	07/15/41		1,210	1,255,375
Gtd. Notes, 144A
8.500%	06/01/24		210	242,288
Transcanada Trust,
Gtd. Notes
5.875%(c)	08/15/76		2,045	2,170,256
Videotron Ltd.,
Gtd. Notes, 144A
5.375%	06/15/24		1,395	1,449,056

				23,063,835

Chile — 0.0%
VTR Finance BV,
Sr. Sec’d. Notes, 144A
6.875%	01/15/24		1,450	1,508,000

China — 0.0%
CNOOC Finance Ltd.,
Gtd. Notes
3.000%	05/09/23		1,220	1,190,452

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Denmark — 0.1%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
1.680%(c)	09/06/19		6,825	$6,842,492

France — 0.1%
BPCE SA,
Sub. Notes, MTN, 144A
4.875%	04/01/26		5,000	5,052,789
SFR Group SA,
Sr. Sec’d. Notes, 144A
6.000%	05/15/22		1,895	1,963,694
7.375%	05/01/26		400	412,000
Societe Generale SA,
Sr. Unsec’d. Notes, MTN, 144A
3.250%	01/12/22		2,710	2,674,136

				10,102,619

Germany — 0.4%
Deutsche Telekom International Finance BV,
Gtd. Notes, 144A
1.602%(c)	09/19/19		3,500	3,505,691
EMD Finance LLC,
Gtd. Notes, 144A
2.400%	03/19/20		13,020	13,014,362
2.950%	03/19/22		1,000	1,002,797
FMS Wertmanagement AoeR,
Gov’t. Gtd. Notes
1.625%	11/20/18		4,995	5,010,120
IHO Verwaltungs GmbH,
Sr. Sec’d. Notes, PIK, 144A
4.750%	09/15/26		530	516,750
Norddeutsche Landesbank Girozentrale,
Sec’d. Notes, 144A
2.000%	02/05/19		1,800	1,803,899
Schaeffler Finance BV,
Sr. Sec’d. Notes, MTN, 144A
4.250%	05/15/21		225	228,094
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
Sr. Sec’d. Notes, 144A
5.500%	01/15/23		940	977,497

				26,059,210

Ireland — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25		1,680	1,698,899
Sr. Sec’d. Notes, 144A
4.250%	09/15/22		1,515	1,530,149
4.625%	05/15/23		450	453,375
Fly Leasing Ltd.,
Sr. Unsec’d. Notes
6.375%	10/15/21		3,085	3,169,838
6.750%	12/15/20	(a)	1,156	1,210,910
James Hardie International Finance Ltd.,
Gtd. Notes, 144A
5.875%	02/15/23		885	913,763

				8,976,934

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Italy — 0.1%
Enel SpA,
Jr. Sub. Notes, 144A
8.750%(c)	09/24/73		900	$1,035,000
Telecom Italia SpA,
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24		1,710	1,729,238
Wind Acquisition Finance SA,
Sec’d. Notes, 144A
7.375%	04/23/21		775	806,000

				3,570,238

Luxembourg — 0.0%
Altice SA,
Gtd. Notes, 144A
7.750%	05/15/22		1,000	1,061,249
ArcelorMittal,
Sr. Unsec’d. Notes
6.125%	06/01/25		365	405,149
ARD Finance SA,
Sr. Sec’d. Notes, PIK, 144A
7.125%	09/15/23		990	1,019,699

				2,486,097

Mexico — 0.2%
Fermaca Enterprises S de RL de CV,
Sr. Sec’d. Notes, 144A
6.375%	03/30/38		1,771	1,815,261
Mexichem SAB de CV,
Gtd. Notes, RegS
5.875%	09/17/44		786	770,279
Mexico Generadora de Energia S de RL,
Sr. Sec’d. Notes, 144A
5.500%	12/06/32		2,107	2,102,074
Petroleos Mexicanos,
Gtd. Notes
3.500%	01/30/23		5,900	5,622,110
4.500%	01/23/26		975	934,538
Gtd. Notes, 144A
5.375%	03/13/22		510	534,225

				11,778,487

Netherlands — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
4.500%	05/15/21		1,980	2,075,545
Constellium NV,
Gtd. Notes, 144A
5.750%	05/15/24		1,350	1,248,750
8.000%	01/15/23	(a)	600	615,000
Cooperatieve Rabobank UA,
Gtd. Notes
3.950%	11/09/22		2,595	2,663,069
Gtd. Notes, MTN
3.875%	02/08/22		750	789,511
ING Bank NV,
Sr. Unsec’d. Notes, 144A
2.750%	03/22/21		1,000	1,004,783

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Netherlands (cont’d.)
Koninklijke KPN NV,
Jr. Sub. Notes, 144A
7.000%(c)	03/28/2073		1,180	$1,278,825
Schaeffler Finance BV,
First Lien, RegS
4.250%	05/15/21		1,355	1,373,631
Shell International Finance BV,
Gtd. Notes
1.470%(c)	09/12/19		13,685	13,735,224
4.000%	05/10/46		2,600	2,488,767
Ziggo Secured Finance BV,
Sr. Sec’d. Notes, 144A
5.500%	01/15/27		760	759,924

				28,033,029

New Zealand — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA,
Gtd. Notes, 144A
7.000%	07/15/24	(a)	920	984,975

Peru — 0.0%
BBVA Banco Continental SA,
Sr. Unsec’d. Notes, 144A
3.250%	04/08/18		1,680	1,701,335

Spain — 0.0%
Codere Finance 2 Luxembourg SA,
Sr. Sec’d. Notes, 144A
7.625%	11/01/21		445	429,314
Telefonica Emisiones SAU,
Gtd. Notes
5.213%	03/08/47		1,070	1,083,122

				1,512,436

Switzerland — 0.2%
Credit Suisse Group Funding Guernsey Ltd.,
Gtd. Notes
3.450%	04/16/21		2,280	2,312,896
Glencore Funding LLC,
Gtd. Notes, 144A
4.125%	05/30/23		3,100	3,159,799
UBS AG,
Sr. Unsec’d. Notes, GMTN
1.853%(c)	03/26/18		3,020	3,032,143
UBS Group Funding Jersey Ltd.,
Gtd. Notes, 144A
3.000%	04/15/21		5,000	5,008,670

				13,513,508

United Kingdom — 0.7%
Barclays Bank PLC,
Sub. Notes, 144A
10.179%	06/12/21		6,700	8,402,067
Barclays PLC,
Sr. Unsec’d. Notes
3.200%	08/10/21		1,960	1,961,154
3.650%	03/16/25		1,310	1,275,402
4.950%	01/10/47		650	649,293
Sub. Notes
5.200%	05/12/26		1,280	1,309,332

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
Fiat Chrysler Automobiles NV,
Sr. Unsec’d. Notes
5.250%	04/15/23	(a)	600	$617,100
HSBC Holdings PLC,
Jr. Sub. Notes
6.875%(c)	12/29/49		535	569,775
Sr. Unsec’d. Notes
2.499%(c)	01/05/22		2,735	2,812,078
3.600%	05/25/23		885	899,287
4.000%	03/30/22		4,995	5,231,398
Jaguar Land Rover Automotive PLC,
Gtd. Notes, 144A
5.625%	02/01/23		500	520,000
Lloyds Banking Group PLC,
Sr. Unsec’d. Notes
3.000%	01/11/22		1,000	994,285
Rio Tinto Finance USA PLC,
Gtd. Notes
3.500%	03/22/22		2,684	2,795,075
Royal Bank of Scotland Group PLC,
Sr. Unsec’d. Notes
3.875%	09/12/23		10,920	10,762,315
Sub. Notes
5.125%	05/28/24		900	910,085
6.000%	12/19/23		395	417,517
6.100%	06/10/23		1,050	1,115,826
Santander UK PLC,
Sr. Unsec’d. Notes, GMTN
1.904%(c)	08/24/18		1,500	1,507,572
Standard Chartered PLC,
Sr. Unsec’d. Notes, MTN, 144A
1.700%	04/17/18		5,125	5,109,994
2.100%	08/19/19		1,100	1,090,961
Virgin Media Finance PLC,
Gtd. Notes, 144A
5.750%	01/15/25		1,530	1,533,825

				50,484,341

United States — 9.7%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.750%	11/30/36		3,005	3,098,023
4.900%	11/30/46		10,455	10,830,021
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/06/22		515	520,794
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.625%	02/15/23		840	869,921
Actavis Funding SCS,
Gtd. Notes
3.450%	03/15/22		7,788	7,952,155
4.750%	03/15/45		1,000	1,004,281
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26		1,040	1,020,499
Advanced Disposal Services, Inc.,
Gtd. Notes, 144A
5.625%	11/15/24		1,220	1,232,199

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
AES Corp.,
Sr. Unsec’d. Notes
4.055%(c)	06/01/19		519	$518,999
4.875%	05/15/23	(a)	815	810,925
5.500%	03/15/24	(a)	245	248,675
Aflac, Inc.,
Sr. Unsec’d. Notes
2.400%	03/16/20		1,070	1,081,734
4.000%	10/15/46		1,240	1,172,527
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23		883	759,379
Aircastle Ltd.,
Sr. Unsec’d. Notes
5.000%	04/01/23		320	336,799
5.500%	02/15/22		1,220	1,308,449
AK Steel Corp.,
Gtd. Notes
7.000%	03/15/27	(a)	2,300	2,289,925
8.375%	04/01/22	(a)	349	362,524
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
Sr. Unsec’d. Notes, 144A
5.750%	03/15/25		1,245	1,207,649
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22	(a)	1,335	1,345,013
Alliance One International, Inc.,
Sec’d. Notes
9.875%	07/15/21	(a)	764	660,859
Ally Financial, Inc.,
Gtd. Notes
7.500%	09/15/20		2,396	2,691,008
Sr. Unsec’d. Notes
3.250%	09/29/17		1,315	1,319,931
4.125%	02/13/22		2,275	2,274,999
5.125%	09/30/24		335	344,631
Sub. Notes
5.750%	11/20/25	(a)	550	563,063
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes, 144A
7.875%	12/15/24		340	354,449
Altria Group, Inc.,
Gtd. Notes
3.875%	09/16/46		1,650	1,529,538
AMAG Pharmaceuticals, Inc.,
Gtd. Notes, 144A
7.875%	09/01/23	(a)	322	305,095
American Axle & Manufacturing, Inc.,
Gtd. Notes, 144A
6.250%	04/01/25		705	705,881
6.500%	04/01/27	(a)	705	702,793
American Express Co.,
Jr. Sub. Notes
4.900%(c)	12/29/49		580	579,275
American International Group, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/21		5,997	6,107,465
4.375%	01/15/55		1,125	1,001,476
6.400%	12/15/20		3,330	3,769,061

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
American Tower Corp.,
Sr. Unsec’d. Notes, REIT
2.800%	06/01/20		7,825	$7,881,356
3.375%	10/15/26	(a)	2,000	1,906,877
3.400%	02/15/19		3,485	3,562,904
Amgen, Inc.,
Sr. Unsec’d. Notes
3.875%	11/15/21		1,000	1,052,479
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24	(a)	3,000	2,925,095
5.550%	03/15/26	(a)	1,060	1,176,369
Analog Devices, Inc.,
Sr. Unsec’d. Notes
3.125%	12/05/23		740	736,425
Apple, Inc.,
Sr. Unsec’d. Notes
4.250%	02/09/47		1,750	1,778,068
Arch Capital Finance LLC,
Gtd. Notes
5.031%	12/15/46		950	1,016,088
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes
6.000%	04/01/21		920	913,100
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25		4,485	4,332,178
4.500%	05/15/35		2,160	2,039,098
5.150%	03/15/42		2,370	2,351,414
5.250%	03/01/37		5,370	5,474,468
5.700%	03/01/57		1,270	1,312,014
Bank of America Corp.,
Jr. Sub. Notes
5.200%(c)	12/29/49	(a)	1,260	1,256,849
6.500%(c)	10/29/49		420	458,325
Sr. Unsec’d. Notes, MTN
1.868%(c)	04/01/19	(a)	4,960	5,003,385
4.443%(c)	01/20/48		12,010	12,087,633
5.625%	07/01/20		3,720	4,079,880
Sub. Notes, MTN
3.950%	04/21/25		4,890	4,868,812
4.000%	01/22/25		4,527	4,522,233
4.200%	08/26/24		1,695	1,726,047
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.625%(c)	12/29/49		5,445	5,227,199
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
1.701%(c)	06/15/20		3,425	3,429,346
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.750%	04/01/18		1,160	1,205,598
BlueLine Rental Finance Corp./BlueLine Rental LLC,
Sec’d. Notes, 144A
9.250%	03/15/24	(a)	1,765	1,806,919
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	10/01/18		1,845	1,863,205

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Boyd Gaming Corp.,
Gtd. Notes
6.875%	05/15/23	(a)	690	$743,475
BWAY Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24		1,450	1,461,789
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties,
Sr. Sec’d. Notes
8.000%	10/01/20	(a)	1,295	1,350,038
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	(a)	2,620	2,659,300
6.000%	01/15/22	(a)	375	390,938
Sr. Unsec’d. Notes
5.750%	01/15/25	(a)	685	680,719
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23		5,665	5,653,523
Capital One NA,
Sr. Unsec’d. Notes
1.885%(c)	09/13/19		1,585	1,595,196
2.350%	01/31/20		1,945	1,945,405
2.950%	07/23/21		2,000	2,015,960
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.250%	09/30/22		1,680	1,743,000
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23		905	932,150
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/25		965	984,300
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/25	(a)	920	875,150
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21		800	811,375
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
6.484%	10/23/45		3,175	3,655,492
Chesapeake Energy Corp.,
Gtd. Notes
4.875%	04/15/22	(a)	755	679,500
5.375%	06/15/21		1,186	1,102,980
Gtd. Notes, 144A
8.000%	01/15/25	(a)	730	730,000
CHS/Community Health Systems, Inc.,
Gtd. Notes
8.000%	11/15/19	(a)	1,000	981,250
Sr. Sec’d. Notes
5.125%	08/01/21	(a)	640	632,800
6.250%	03/31/23		1,070	1,088,725
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/22		1,590	1,664,523
5.000%	08/01/23		500	521,250

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Citigroup, Inc.,
Jr. Sub. Notes
5.350%(c)	04/29/49		670	$670,000
5.950%(c)	12/31/49		965	1,006,013
Sr. Unsec’d. Notes
2.150%	07/30/18		2,935	2,945,082
2.700%	03/30/21		7,415	7,423,839
2.900%	12/08/21	(a)	2,655	2,665,126
3.200%	10/21/26		1,240	1,186,138
8.125%	07/15/39		2,645	3,881,979
Sub. Notes
3.875%	03/26/25	(a)	4,735	4,704,038
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27		480	479,256
6.000%	06/15/25		1,075	1,126,063
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21		195	200,363
5.500%	06/15/24		540	558,398
Continental Resources, Inc.,
Gtd. Notes
5.000%	09/15/22	(a)	6,718	6,785,180
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
6.250%	04/01/23		1,460	1,514,750
Crown Castle International Corp.,
Sr. Unsec’d. Notes, REIT
3.400%	02/15/21	(a)	2,000	2,034,414
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	04/15/27		1,050	1,067,063
CVS Health Corp.,
Sr. Unsec’d. Notes
2.800%	07/20/20	(a)	5,000	5,083,790
5.125%	07/20/45		1,260	1,390,154
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes, REIT, 144A
5.000%	03/15/24		290	297,975
5.375%	03/15/27		945	954,450
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	09/15/21		740	766,825
DaVita, Inc.,
Gtd. Notes
5.125%	07/15/24		1,385	1,398,850
Devon Energy Corp.,
Sr. Unsec’d. Notes
3.250%	05/15/22	(a)	5,000	4,953,170
5.000%	06/15/45		3,019	3,029,065
Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
Gtd. Notes, 144A
5.875%	06/15/21		660	693,879
7.125%	06/15/24	(a)	660	729,616
Sr. Sec’d. Notes, 144A
5.450%	06/15/23		3,690	3,981,558
Diamondback Energy, Inc.,
Gtd. Notes, 144A
4.750%	11/01/24		375	377,213

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Digital Realty Trust LP,
Gtd. Notes, REIT
3.950%	07/01/22		1,000	$1,041,467
5.250%	03/15/21	(a)	1,305	1,415,942
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18		3,730	3,733,141
3.450%	07/27/26		2,085	2,001,469
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		1,190	1,167,408
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23		2,225	2,236,125
5.875%	11/15/24		475	498,869
7.750%	07/01/26		675	784,688
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/19		1,750	1,728,099
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.625%	10/01/44		645	661,502
Dynegy, Inc.,
Gtd. Notes
7.375%	11/01/22	(a)	590	584,100
7.625%	11/01/24	(a)	1,700	1,623,500
Eagle II Acquisition Co. LLC,
Sr. Unsec’d. Notes, 144A
6.000%	04/01/25		400	412,000
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.700%	11/01/26		1,420	1,349,733
Eldorado Resorts, Inc.,
Gtd. Notes
7.000%	08/01/23		973	1,043,543
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	08/15/21		445	465,025
8.125%	09/15/23		275	292,188
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.875%	01/15/24		1,300	1,381,250
7.500%	10/15/20		400	446,000
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
4.150%	10/01/20		6,835	7,097,498
5.300%	04/15/47	(a)	535	511,959
Ensco PLC,
Sr. Unsec’d. Notes
5.200%	03/15/25		402	348,735
5.750%	10/01/44		4,925	3,718,375
Enterprise Products Operating LLC,
Gtd. Notes
6.125%	10/15/39		1,000	1,161,840
Envision Healthcare Corp.,
Gtd. Notes, 144A
5.125%	07/01/22	(a)	413	420,356

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
7.750%	09/01/22		674	$545,940
Sec’d. Notes, 144A
8.000%	02/15/25		262	243,660
Sr. Sec’d. Notes, 144A
8.000%	11/29/24		390	409,500
EQT Corp.,
Sr. Unsec’d. Notes
4.875%	11/15/21		2,000	2,149,642
EV Energy Partners LP/EV Energy Finance Corp.,
Gtd. Notes
8.000%	04/15/19	(a)	1,140	860,700
Exelon Corp.,
Sr. Unsec’d. Notes
2.450%	04/15/21		553	546,380
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes
6.750%	06/15/23		360	338,400
Sr. Unsec’d. Notes
6.750%	01/15/22	(a)	682	644,490
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/01/21		2,730	2,736,825
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
2.250%	08/15/21	(a)	3,000	2,937,825
Fifth Third Bank,
Sr. Unsec’d. Notes
1.743%(c)	09/27/19		1,550	1,550,374
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23		865	927,713
Sr. Sec’d. Notes, 144A
5.000%	01/15/24		940	956,450
5.375%	08/15/23		550	572,688
First Republic Bank,
Sub. Notes
4.625%	02/13/47		1,445	1,443,480
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.949%(c)	01/09/18		4,095	4,110,459
3.336%	03/18/21		4,820	4,876,587
Forest Laboratories LLC,
Gtd. Notes, 144A
4.875%	02/15/21		1,645	1,769,913
Fortive Corp.,
Sr. Unsec’d. Notes, 144A
2.350%	06/15/21		590	582,774
Frontier Communications Corp.,
Sr. Unsec’d. Notes
6.250%	09/15/21	(a)	2,356	2,191,080
GCI, Inc.,
Sr. Unsec’d. Notes
6.875%	04/15/25	(a)	555	581,363
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
3.150%	09/07/22		3,005	3,101,488

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	01/15/20		1,805	$1,835,912
3.200%	07/06/21		4,470	4,486,959
3.700%	11/24/20		6,430	6,620,354
4.750%	08/15/17		600	606,521
George Washington University (The),
Unsec’d. Notes
3.485%	09/15/22		1,275	1,312,286
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26		410	423,325
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	12/01/21		1,010	1,070,600
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.375%(c)	12/31/49		1,000	1,022,500
Sr. Unsec’d. Notes
1.720%(c)	05/22/17		4,650	4,653,822
2.822%(c)	02/25/21		2,920	3,025,768
2.875%	02/25/21		1,151	1,158,456
5.250%	07/27/21		1,000	1,096,916
Sr. Unsec’d. Notes, GMTN
5.375%	03/15/20		2,000	2,168,154
Sr. Unsec’d. Notes, MTN
2.654%(c)	11/29/23	(a)	2,320	2,403,262
Sub. Notes
5.150%	05/22/45		785	824,827
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.125%	11/15/23	(a)	570	594,225
Gray Television, Inc.,
Gtd. Notes, 144A
5.875%	07/15/26		745	758,038
Grinding Media, Inc./MC Grinding Media Canada, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	12/15/23		245	257,250
Halcon Resources Corp.,
Gtd. Notes, 144A
6.750%	02/15/25	(a)	240	235,680
Sec’d. Notes, 144A
12.000%	02/15/22		60	70,050
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26		440	432,300
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	04/15/22		796	878,845
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		2,300	2,397,750
Sr. Sec’d. Notes
4.750%	05/01/23		4,030	4,201,275
5.000%	03/15/24		600	629,250
HD Supply, Inc.,
Gtd. Notes, 144A
5.750%	04/15/24		255	268,209

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
HealthSouth Corp.,
Gtd. Notes
5.750%	11/01/24		785	$790,888
5.750%	09/15/25		2,712	2,708,610
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
3.600%	10/15/20		270	277,662
Hexcel Corp.,
Sr. Unsec’d. Notes
3.950%	02/15/27	(a)	804	813,818
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.625%	06/01/22		5,135	5,176,902
HSBC Bank USA NA,
Sub. Notes
4.875%	08/24/20		3,560	3,812,860
HSBC Finance Corp.,
Sub. Notes
6.676%	01/15/21		1,360	1,537,355
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
6.000%	08/01/20		1,135	1,174,725
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19		1,250	1,069,375
Infor Software Parent LLC/Infor Software Parent, Inc.,
Gtd. Notes, PIK, 144A
7.125%	05/01/21		700	715,750
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22		1,255	1,289,638
International Game Technology PLC,
Sr. Sec’d. Notes
7.500%	06/15/19		1,145	1,242,325
Sr. Sec’d. Notes, 144A
6.500%	02/15/25		245	260,925
International Paper Co.,
Sr. Unsec’d. Notes
4.400%	08/15/47		2,180	2,057,920
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.,
Gtd. Notes, 144A
7.500%	10/01/24		1,000	1,028,750
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sr. Sec’d. Notes, 144A
6.750%	11/15/21		1,490	1,542,150
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
Gtd. Notes, 144A
6.375%	08/01/23		1,060	1,105,050
JC Penney Corp., Inc.,
Gtd. Notes
5.650%	06/01/20		415	410,850
6.375%	10/15/36	(a)	425	324,063
8.125%	10/01/19		79	85,320
Sr. Sec’d. Notes, 144A
5.875%	07/01/23		210	210,000
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.750%	12/01/21		625	648,898
4.500%	02/15/47		305	309,563

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
Gtd. Notes
6.750%	04/01/22		1,035	$879,750
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.300%(c)	12/31/49		570	590,663
6.125%(c)	12/29/49	(a)	750	795,000
Sr. Unsec’d. Notes
2.700%	05/18/23		8,885	8,707,442
2.972%	01/15/23		2,010	2,008,404
4.260%(c)	02/22/48		8,050	8,026,671
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17		2,975	3,037,329
Kansas City Southern de Mexico SA de CV,
Gtd. Notes
3.000%	05/15/23		1,785	1,745,769
Kinder Morgan, Inc.,
Gtd. Notes
5.550%	06/01/45		685	699,897
Gtd. Notes, 144A
5.625%	11/15/23		750	823,133
Kraft Heinz Foods Co.,
Gtd. Notes
3.500%	07/15/22	(a)	4,005	4,092,153
4.375%	06/01/46		7,140	6,700,197
L Brands, Inc.,
Gtd. Notes
6.750%	07/01/36		1,070	1,019,496
6.875%	11/01/35		1,485	1,433,025
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.625%	11/01/24		365	372,300
4.875%	11/01/26		365	372,300
Landry’s, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24		1,160	1,203,500
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	05/01/25	(a)	1,000	1,017,500
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	05/01/24	(a)	700	711,900
Lincoln National Corp.,
Sr. Unsec’d. Notes
3.625%	12/12/26	(a)	660	657,284
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.500%	11/23/20		4,395	4,425,356
4.700%	05/15/46		2,005	2,171,724
M&T Bank Corp.,
Jr. Sub. Notes
5.125%(c)	12/29/49	(a)	6,990	6,955,050
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.875%	12/09/45		2,598	2,763,241
Mead Johnson Nutrition Co.,
Sr. Unsec’d. Notes
3.000%	11/15/20		2,360	2,405,624

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45		2,824	$3,032,157
Men’s Wearhouse, Inc. (The),
Gtd. Notes
7.000%	07/01/22	(a)	1,230	1,091,625
Meritor, Inc.,
Gtd. Notes
6.250%	02/15/24	(a)	4,012	4,112,300
MetLife, Inc.,
Jr. Sub. Notes
5.250%(c)	12/29/49		700	722,108
6.400%	12/15/66		3,000	3,292,500
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes, REIT
4.500%	09/01/26		1,150	1,115,500
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26		1,000	970,000
Microsoft Corp.,
Sr. Unsec’d. Notes
3.300%	02/06/27		810	822,431
4.100%	02/06/37		8,345	8,612,466
Molson Coors Brewing Co.,
Gtd. Notes, 144A
2.250%	03/15/20		5,775	5,778,032
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
1.625%	10/28/19		3,155	3,107,423
1.650%(c)	10/28/19		10,890	10,935,019
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.750%	02/25/23		4,935	5,096,394
3.875%	01/27/26		3,699	3,748,197
5.500%	01/26/20		2,660	2,885,999
Sr. Unsec’d. Notes, MTN
2.625%	11/17/21	(a)	3,390	3,367,660
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23	(a)	878	909,708
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes, REIT
5.250%	08/01/26		835	822,475
5.500%	05/01/24		341	346,968
MSCI, Inc.,
Gtd. Notes, 144A
4.750%	08/01/26		744	751,440
Multi-Color Corp.,
Gtd. Notes, 144A
6.125%	12/01/22		622	648,435
Murphy Oil Corp.,
Sr. Unsec’d. Notes
6.875%	08/15/24	(a)	982	1,040,920
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21		347	350,036
5.000%	09/15/20		275	284,453
Gtd. Notes, 144A

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.500%	01/15/23		810	$826,706
Nature’s Bounty Co. (The),
Sr. Unsec’d. Notes, 144A
7.625%	05/15/21		1,200	1,263,000
Navient Corp.,
Sr. Unsec’d. Notes, MTN
5.500%	01/15/19		600	621,600
NCI Building Systems, Inc.,
Gtd. Notes, 144A
8.250%	01/15/23		285	309,225
NCR Corp.,
Gtd. Notes
5.875%	12/15/21		460	479,550
6.375%	12/15/23		345	363,113
Neiman Marcus Group Ltd. LLC,
Gtd. Notes, PIK, 144A
8.750%	10/15/21		1,105	621,563
Netflix, Inc.,
Gtd. Notes, 144A
4.375%	11/15/26	(a)	585	574,763
Newell Brands, Inc.,
Sr. Unsec’d. Notes
3.850%	04/01/23		7,518	7,770,409
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21	(a)	8,825	9,259,667
5.050%	11/15/44		870	889,648
5.875%	06/01/24		525	576,014
6.000%	03/01/41		595	660,905
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26		310	316,588
6.250%	08/15/24		725	755,813
NRG Energy, Inc.,
Gtd. Notes
6.250%	05/01/24		815	812,453
7.250%	05/15/26	(a)	450	463,500
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22	(a)	670	686,750
6.875%	01/15/23	(a)	465	473,138
Omega Healthcare Investors, Inc.,
Gtd. Notes, REIT
4.750%	01/15/28		1,210	1,194,396
ONEOK Partners LP,
Gtd. Notes
3.375%	10/01/22		2,874	2,876,647
8.625%	03/01/19		915	1,019,191
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	03/01/27		1,045	1,038,470
PepsiCo, Inc.,
Sr. Unsec’d. Notes
4.450%	04/14/46		3,500	3,723,969
PetSmart, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23	(a)	347	329,649

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.625%	02/21/19		3,510	$3,497,554
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.605%	02/15/25		1,250	1,217,265
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.500%	12/15/26	(a)	2,615	2,666,649
PNC Bank NA,
Sr. Unsec’d. Notes
2.550%	12/09/21		1,225	1,222,353
Sr. Unsec’d. Notes, MTN
1.850%	07/20/18		1,530	1,533,357
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26	(a)	1,870	1,790,525
Protective Life Global Funding,
Sr. Sec’d. Notes, 144A
1.722%	04/15/19		7,325	7,246,337
Qualitytech LP/QTS Finance Corp.,
Gtd. Notes
5.875%	08/01/22		1,000	1,026,250
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	02/15/25	(a)	1,475	1,455,641
Regions Bank,
Sr. Unsec’d. Notes
2.250%	09/14/18		3,785	3,796,662
Reynolds American, Inc.,
Gtd. Notes
4.000%	06/12/22		800	839,654
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23	(a)	400	396,500
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
3.200%	03/15/24		4,800	4,794,518
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.800%	12/15/21		525	525,592
S&P Global, Inc.,
Gtd. Notes
2.500%	08/15/18		1,420	1,431,209
Sabra Health Care LP/Sabra Capital Corp.,
Gtd. Notes, REIT
5.375%	06/01/23		1,265	1,246,025
Sanchez Energy Corp.,
Gtd. Notes
6.125%	01/15/23	(a)	830	769,825
SBA Communications Corp.,
Sr. Unsec’d. Notes, REIT, 144A
4.875%	09/01/24	(a)	1,100	1,086,030
SBA Tower Trust,
Mortgage, 144A
2.877%	07/15/46		1,505	1,496,136
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22		1,070	1,140,888

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sr. Sec’d. Notes, 144A
7.000%	01/01/22		3,825	$4,083,188
Select Medical Corp.,
Gtd. Notes
6.375%	06/01/21	(a)	735	742,350
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25		215	216,613
5.625%	11/01/24		570	594,225
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.400%	09/23/21		13,690	13,387,643
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.125%	02/15/27	(a)	450	434,250
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.375%	07/15/26		1,049	1,072,603
SM Energy Co.,
Sr. Unsec’d. Notes
6.750%	09/15/26	(a)	800	806,500
Smithfield Foods, Inc.,
Gtd. Notes, 144A
2.700%	01/31/20		4,012	4,009,192
Southern Co. (The),
Jr. Sub. Notes
5.500%(c)	03/15/57		342	352,865
Sr. Unsec’d. Notes
2.950%	07/01/23		4,595	4,472,778
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
6.000%	11/15/22	(a)	2,175	2,223,938
7.000%	08/15/20	(a)	625	671,094
Sprint Corp.,
Gtd. Notes
7.875%	09/15/23		2,335	2,586,013
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Asset Backed, 144A
3.360%	03/20/23		1,865	1,860,338
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	02/15/23		200	204,500
6.000%	10/15/25		1,000	1,032,499
Steel Dynamics, Inc.,
Gtd. Notes
5.250%	04/15/23		700	726,250
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.750%	03/01/25	(a)	2,110	2,078,350
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.700%	01/27/22		1,255	1,250,124
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
7.750%	11/15/22	(a)	1,112	1,091,150
Symantec Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25		405	415,299

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
6.750%	03/15/24	(a)	1,275	$1,383,375
Gtd. Notes, 144A
5.125%	02/01/25		1,100	1,133,000
Team Health Holdings, Inc.,
Gtd. Notes, 144A
6.375%	02/01/25	(a)	1,180	1,156,400
TEGNA, Inc.,
Gtd. Notes, 144A
5.500%	09/15/24	(a)	2,830	2,897,213
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.000%	10/01/20	(a)	205	216,788
Sr. Unsec’d. Notes
5.000%	03/01/19	(a)	1,405	1,407,150
6.750%	06/15/23	(a)	735	722,138
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
6.375%	05/01/24		375	405,938
TIBCO Software, Inc.,
Sr. Unsec’d. Notes, 144A
11.375%	12/01/21		530	586,975
T-Mobile USA, Inc.,
Gtd. Notes
5.125%	04/15/25		1,250	1,293,750
6.000%	04/15/24		985	1,050,256
6.375%	03/01/25		670	721,925
6.500%	01/15/26		3,460	3,788,700
6.633%	04/28/21		450	465,075
6.731%	04/28/22		665	688,009
U.S. Bancorp,
Jr. Sub. Notes
5.125%(c)	12/29/49		1,979	2,073,003
United States Steel Corp.,
Sr. Sec’d. Notes, 144A
8.375%	07/01/21		825	915,750
Sr. Unsec’d. Notes
7.375%	04/01/20		103	110,725
United Technologies Corp.,
Sr. Unsec’d. Notes
3.750%	11/01/46		755	708,845
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/19		1,000	1,000,071
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	06/01/26		1,015	1,042,913
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25		930	914,888
Unum Group,
Sr. Unsec’d. Notes
3.000%	05/15/21		1,295	1,296,467
US Bancorp,
Jr. Sub. Notes
5.300%(c)	04/15/66		5,785	5,893,469

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
US Bank NA,
Sr. Unsec’d. Notes
1.363%(c)	01/24/20	(a)	2,380	$2,381,611
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
6.125%	04/15/25	(a)	880	677,600
Sr. Sec’d. Notes, 144A
6.500%	03/15/22		170	174,888
7.000%	03/15/24		330	338,663
Valero Energy Corp.,
Sr. Unsec’d. Notes
3.400%	09/15/26		480	458,542
9.375%	03/15/19		1,052	1,196,137
Valero Energy Partners LP,
Sr. Unsec’d. Notes
4.375%	12/15/26		1,780	1,796,301
Ventas Realty LP,
Gtd. Notes, REIT
3.125%	06/15/23		1,640	1,618,829
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.272%	01/15/36		4,485	4,153,141
5.250%	03/16/37		5,175	5,350,277
Viacom, Inc.,
Sr. Unsec’d. Notes
4.850%	12/15/34		513	496,307
Visa, Inc.,
Sr. Unsec’d. Notes
4.300%	12/14/45		744	780,783
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
1.750%	05/30/18		3,920	3,924,771
Wave Holdco LLC/Wave Holdco Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.250%	07/15/19		1,002	1,006,237
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20		1,650	1,699,500
Weatherford International Ltd.,
Gtd. Notes
6.750%	09/15/40	(a)	375	356,250
7.750%	06/15/21		550	592,625
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.069%	01/24/23		7,480	7,525,493
Sub. Notes, MTN
4.750%	12/07/46		6,140	6,272,741
Wells Fargo Capital X,
Ltd. Gtd. Notes
5.950%	12/01/2086		2,445	2,619,206
Whiting Petroleum Corp.,
Gtd. Notes
5.750%	03/15/21	(a)	775	767,250
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
5.750%	06/24/44		665	668,325
Williams Partners LP,
Sr. Unsec’d. Notes
4.000%	09/15/25		1,920	1,928,087

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.100%	09/15/45		700	$694,135
5.400%	03/04/44		3,260	3,325,705
Williams Partners LP/ACMP Finance Corp.,
Sr. Unsec’d. Notes
4.875%	03/15/24	(a)	450	462,894
Zekelman Industries, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	06/15/23		260	290,550

				718,191,022

TOTAL CORPORATE BONDS
(cost $918,350,920)				925,918,793

FOREIGN GOVERNMENT BONDS — 0.2%
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes, RegS
4.250%	01/26/23		5,770	5,575,263
Province of Manitoba (Canada),
Unsec’d. Notes
9.625%	12/01/18		1,170	1,315,302
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
2.750%	06/15/18		2,230	2,263,963
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, MTN, 144A
2.375%	10/26/21		3,260	3,202,950

TOTAL FOREIGN GOVERNMENT BONDS
(cost $12,189,037)				12,357,478

MUNICIPAL BONDS — 0.3%
Florida — 0.1%
State Board of Administration Finance Corp.,
Revenue Bonds,
2.995%	07/01/20		7,695	7,900,380

Massachusetts — 0.2%
Massachusetts Water Resources Authority,
Revenue Bonds,
0.890%(c)	08/01/37		10,980	10,980,000

Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs,
8.084%	02/15/50		265	406,370

Pennsylvania — 0.0%
Philadelphia Authority for Industrial Development,
Revenue Bonds,
3.964%	04/15/26		2,720	2,670,142

TOTAL MUNICIPAL BONDS
(cost $21,786,877)				21,956,892

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.0%
Fannie Mae REMICS,
Series 2012-134, Class IL, IO
3.500%	12/25/32		1,168	189,692
Impac Secured Assets Trust,
Series 2006-1, Class 2A2
1.392%(c)	05/25/36		609	552,800
Series 2006-2, Class 2M1

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
1.482%(c)	08/25/36		790	$725,231

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $1,448,428)				1,467,723

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.1%
Federal Home Loan Mortgage Corp.
3.000%	01/01/43		1,910	1,904,745
3.000%	03/01/43		7,329	7,307,568
3.000%	06/01/46		7,581	7,516,339
3.000%	11/01/46		5,309	5,263,948
3.500%	05/01/46		5,523	5,652,532
Federal National Mortgage Assoc.
3.000%	04/01/43		4,063	4,050,092
3.000%	05/01/43		1,307	1,302,717
3.000%	06/01/43		4,309	4,295,527
3.000%	07/01/43		1,160	1,156,568
3.000%	08/01/43		4,639	4,623,610
3.000%	08/01/43		3,145	3,134,373
3.000%	07/01/46		5,756	5,709,885
3.199%(c)	06/01/42		1,050	1,087,290
4.000%	01/01/44		6,903	7,242,185
4.500%	12/01/43		21,755	23,342,903

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $83,506,146)				83,590,282

U.S. TREASURY OBLIGATIONS — 5.0%
U.S. Treasury Bonds
2.250%	08/15/46		1,111	940,270
2.500%	02/15/46		3,890	3,486,502
2.500%	05/15/46		8,795	7,876,679
2.875%	08/15/45		2,645	2,565,134
2.875%	11/15/46	(a)	4,490	4,356,526
3.000%	11/15/45		24,320	24,169,897
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/26	(a)	38,080	37,631,020
0.750%	02/15/45		6,406	6,287,395
1.000%	02/15/46		4,769	4,960,812
U.S. Treasury Notes
0.750%	10/31/17		8,670	8,659,839
0.750%	02/28/18		15,975	15,930,078
1.000%	12/31/17		21,700	21,695,769
1.125%	12/31/19		9,805	9,720,736
1.125%	08/31/21		2,470	2,392,909
1.125%	09/30/21		2,855	2,762,101
1.375%	01/31/21		48,975	48,288,224
1.500%	08/15/26		43,895	40,616,570
1.625%	02/15/26		48,915	45,989,638
1.625%	05/15/26		9,430	8,845,415
1.750%	11/30/21		1,975	1,962,117
1.875%	01/31/22	(a)	12,700	12,672,212
2.000%	10/31/21		2,360	2,370,785
2.000%	02/15/25		12,320	12,048,098
2.000%	11/15/26		36,025	34,800,726

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
2.250%	11/15/25		9,121	$9,042,358
2.375%	08/15/24		1,265	1,275,130

TOTAL U.S. TREASURY OBLIGATIONS
(cost $382,143,228)				371,346,940

TOTAL LONG-TERM INVESTMENTS
(cost $4,832,256,528)				5,041,349,320

			Shares
SHORT-TERM INVESTMENTS — 35.0%
AFFILIATED MUTUAL FUNDS — 34.4%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)			2,200,720,490	2,200,720,490
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $358,198,426; includes $357,924,548 of cash collateral for securities on loan)(b)(w)			358,115,343	358,186,966

TOTAL AFFILIATED MUTUAL FUNDS
(cost $2,558,918,916)				2,558,907,456

Interest Rate	Maturity Date		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 0.6%
U.S. Treasury Bills
0.500%	04/20/17	(a)	15,000	14,994,840
0.576%	07/13/17		15,200	15,166,955
0.588%	07/13/17		18,800	18,759,129

TOTAL U.S. TREASURY OBLIGATIONS
(cost $48,939,063)				48,920,924

TOTAL SHORT-TERM INVESTMENTS (cost $2,607,857,979)				2,607,828,380

TOTAL INVESTMENTS — 102.8% (cost $7,440,114,507)				7,649,177,700
Liabilities in excess of other assets(z) — (2.8)%				(209,134,704)

NET ASSETS — 100.0%				$7,440,042,996

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,167,195 and 0.0% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $349,105,228; cash collateral of $357,924,548 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also
serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
95	2 Year U.S. Treasury Notes	Jun. 2017	$20,568,047	$20,563,047	$(5,000)
5,223	10 Year U.S. Treasury Notes	Jun. 2017	648,905,627	650,589,938	1,684,311
307	20 Year U.S. Treasury Bonds	Jun. 2017	46,618,588	46,309,031	(309,557)
994	ASX SPI 200 Index	Jun. 2017	109,166,094	111,026,664	1,860,570
14,339	Euro STOXX 50 Index	Jun. 2017	506,587,150	524,071,497	17,484,347
2,265	FTSE 100 Index.	Jun. 2017	208,082,652	206,465,044	(1,617,608)
1,553	Mini MSCI Emerging Markets Index	Jun. 2017	75,096,406	74,652,710	(443,696)
1,638	Nikkei 225 Index	Jun. 2017	284,108,327	278,223,120	(5,885,207)
972	Russell 2000 Mini Index	Jun. 2017	65,986,650	67,281,840	1,295,190
5,230	S&P 500 E-Mini Index	Jun. 2017	618,561,745	616,930,800	(1,630,945)

					12,432,405

Short Positions:
176	2 Year U.S. Treasury Notes	Jun. 2017	38,115,000	38,095,750	19,250
671	5 Year U.S. Treasury Notes	Jun. 2017	79,031,367	78,994,524	36,843
4,598	10 Year Canadian Government Bonds	Jun. 2017	470,397,338	474,788,405	(4,391,067)
57	10 Year Euro-Bund.	Jun. 2017	9,809,512	9,815,592	(6,080)
86	10 Year U.S. Treasury Notes	Jun. 2017	10,720,828	10,712,375	8,453
92	20 Year U.S. Treasury Bonds	Jun. 2017	13,615,938	13,877,625	(261,687)
271	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	43,705,145	43,529,375	175,770
188	Euro-BTP Italian Government Bond	Jun. 2017	26,108,548	26,211,056	(102,508)
273	S&P/TSX 60 Index	Jun. 2017	37,460,235	37,448,329	11,906

					(4,509,120)

					$7,923,285

Cash of $122,613,696 has been segregated with UBS AG to cover requirements for open futures contracts at March 31, 2017.

Forward foreign currency exchange contracts outstanding at March 31, 2017:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/28/17	BNP Paribas	AUD	22,286	$17,079,678	$17,018,074	$(61,604)
Canadian Dollar,
Expiring 04/28/17	JPMorgan Chase	CAD	42,170	31,766,837	31,723,368	(43,469)
Euro,
Expiring 04/28/17	Hong Kong & Shanghai Bank	EUR	65,362	69,511,899	69,815,981	304,082
Expiring 04/28/17	JPMorgan Chase	EUR	62,800	67,652,996	67,079,398	(573,598)
Japanese Yen,
Expiring 04/28/17	Standard Chartered PLC	JPY	7,836,270	70,134,970	70,467,815	332,845
New Taiwanese Dollar,
Expiring 04/26/17	UBS AG	TWD	8,146,200	267,189,268	268,793,520	1,604,252
Russian Ruble,
Expiring 04/27/17	Citigroup Global Markets	RUB	8,827,647	148,486,098	155,856,037	7,369,939
South Korean Won,
Expiring 04/26/17	Citigroup Global Markets	KRW	85,285,000	75,607,270	76,289,684	682,414
Expiring 04/26/17	Goldman Sachs & Co.	KRW	41,204,000	37,005,703	36,858,065	(147,638)
Expiring 04/26/17	JPMorgan Chase	KRW	41,200,000	36,990,483	36,854,487	(135,996)

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Swiss Franc,
Expiring 04/28/17	UBS AG	CHF	42,780	$42,738,714	$42,778,648	$39,934

				$864,163,916	$873,535,077	9,371,161

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/28/17	Royal Bank of Canada	AUD	6,977	$5,352,126	$5,327,941	$24,185
Canadian Dollar,
Expiring 04/28/17	UBS AG	CAD	42,170	31,864,364	31,723,368	140,996
New Taiwanese Dollar,
Expiring 04/26/17	Hong Kong & Shanghai Bank	TWD	8,146,200	266,869,779	268,793,520	(1,923,741)
South African Rand,
Expiring 04/28/17	JPMorgan Chase	ZAR	61,559	4,711,340	4,566,258	145,082
South Korean Won,
Expiring 04/26/17	BNP Paribas	KRW	167,689,000	148,626,203	150,002,236	(1,376,033)
Turkish Lira,
Expiring 04/28/17	UBS AG	TRY	13,270	3,634,145	3,622,004	12,141

				$461,057,957	$464,035,327	(2,977,370)

						$6,393,791

Cross currency exchange contracts outstanding at March 31, 2017:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
04/28/17	Buy	CAD	247,414	NOK	1,566,170	$3,664,094	Citigroup Global Markets
04/28/17	Buy	EUR	138,516	SEK	1,314,340	1,084,996	Goldman Sachs & Co.
04/28/17	Buy	NOK	1,566,170	CAD	247,804	(3,957,110)	Canadian Imperial Bank of Commerce
04/28/17	Buy	SEK	1,314,340	EUR	137,393	115,127	Goldman Sachs & Co.

						$907,107

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$39,247,753	$—
Austria	—	822,031	—
Belgium	—	14,644,926	—
Bermuda	1,229,814	—	—
Brazil	7,368,790	—	—
Canada	30,448,444	498,537	—
Chile	950,644	2,641,425	—

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Level 1	Level 2	Level 3
China	$—	$37,638,704	$5,075
Denmark	—	12,314,715	—
Finland	—	7,228,674	—
France	53,356	66,999,504	—
Germany	—	63,626,211	—
Greece	—	1,388,193	—
Hong Kong	4,761,399	27,656,725	66,462
Hungary	—	399,324	—
India	8,884,685	—	—
Indonesia	—	1,586,689	—
Ireland	—	3,023,824	—
Israel	10,864,353	3,390,070	—
Italy	—	12,338,137	—
Japan	—	162,781,534	—
Kazakhstan	132,732	—	—
Luxembourg	—	978,115	—
Malaysia	—	175,087	—
Mexico	1,187,471	—	—
Netherlands	—	15,403,147	—
New Zealand	—	460,273	—
Norway	—	17,163,359	—
Peru	5,383,876	—	—
Philippines	—	243,596	—
Poland	—	3,959,983	—
Portugal	—	100,584	—
Puerto Rico	133,532	—	—
Russia	12,615,367	—	—
Singapore	577,088	11,203,928	—
South Africa	1,438,370	10,773,959	—
South Korea	—	29,248,717	—
Spain	—	6,180,941	—
Sweden	—	21,775,696	—
Switzerland	—	56,167,021	—
Taiwan	7,424,631	27,845,988	—
Thailand	—	15,814,829	—
Turkey	—	6,239,348	—
United Kingdom	—	136,692,974	—
United States	835,728,067	—	—
Preferred Stocks
Brazil	6,746,936	—	—
Germany	—	793,580	—
United States	2,312,814	—	—
Rights
Australia	234	—	—
South Africa	41,910	—	—
Unaffiliated Funds	1,631,191,385	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	224,994,474	1,095,658
Commercial Mortgage-Backed Securities	—	9,625,544	—
Corporate Bonds
Australia	—	6,284,860	—
Belgium	—	7,199,748	—
Brazil	—	2,435,175	—
Canada	—	23,063,835	—
Chile	—	1,508,000	—

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Level 1	Level 2	Level 3
China	$—	$1,190,452	$—
Denmark	—	6,842,492	—
France	—	10,102,619	—
Germany	—	26,059,210	—
Ireland	—	8,976,934	—
Italy	—	3,570,238	—
Luxembourg	—	2,486,097	—
Mexico	—	11,778,487	—
Netherlands	—	28,033,029	—
New Zealand	—	984,975	—
Peru	—	1,701,335	—
Spain	—	1,512,436	—
Switzerland	—	13,513,508	—
United Kingdom	—	50,484,341	—
United States	—	718,191,022	—
Foreign Government Bonds	—	12,357,478	—
Municipal Bonds	—	21,956,892	—
Residential Mortgage-Backed Securities	—	1,467,723	—
U.S. Government Agency Obligations	—	83,590,282	—
U.S. Treasury Obligations	—	420,267,864	—
Affiliated Mutual Funds	2,558,907,456	—	—
Other Financial Instruments*
Futures Contracts	7,923,285	—	—
OTC Forward Foreign Currency Exchange Contracts	—	6,393,791	—
OTC Cross Currency Exchange Contracts	—	907,107	—

Total	$5,136,306,639	$2,526,928,049	$1,167,195

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2017 were as follows:

Affiliated Mutual Funds (4.8% represents investments purchased with collateral from securities on loan)	34.4%
Unaffiliated Mutual Funds	21.9
Banks	6.3
U.S. Treasury Obligations	5.6
Non-Residential Mortgage-Backed Securities	3.0
Pharmaceuticals	2.2
Oil, Gas & Consumable Fuels	1.2
Insurance	1.2
Media	1.2
U.S. Government Agency Obligations	1.1
Oil & Gas	1.1
Software	1.0
Telecommunications	0.8
Semiconductors & Semiconductor Equipment	0.8
Technology Hardware, Storage & Peripherals	0.8
Chemicals	0.7
Metals & Mining	0.7
Diversified Financial Services	0.7
Internet Software & Services	0.7
Health Care Providers & Services	0.6
Pipelines	0.6
Machinery	0.6
Diversified Telecommunication Services	0.6

Capital Markets	0.6%
Food Products	0.6
Specialty Retail	0.5
Auto Components	0.5
Foods	0.5
Biotechnology	0.5
Electrical Equipment	0.5
Wireless Telecommunication Services	0.5
IT Services	0.4
Beverages	0.4
Retail	0.4
Real Estate Investment Trusts (REITs)	0.4
Food & Staples Retailing	0.4
Household Products	0.3
Tobacco	0.3
Aerospace & Defense	0.3
Auto Manufacturers	0.3
Healthcare-Services	0.3
Municipal Bonds	0.3
Internet & Direct Marketing Retail	0.3
Electric	0.3
Consumer Finance	0.3
Healthcare-Products	0.3
Real Estate Management & Development	0.2
Hotels, Restaurants & Leisure	0.2
Energy Equipment & Services	0.2
Containers & Packaging	0.2
Road & Rail	0.2
Household Durables	0.2
Mining	0.2

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Electric Utilities	0.2%
Equity Real Estate Investment Trusts (REITs)	0.2
Automobiles	0.2
Life Sciences Tools & Services	0.2
Textiles, Apparel & Luxury Goods	0.2
Industrial Conglomerates	0.2
Electronic Equipment, Instruments & Components	0.2
Foreign Government Bonds	0.2
Personal Products	0.2
Construction Materials	0.2
Auto Parts & Equipment	0.2
Multiline Retail	0.2
Health Care Equipment & Supplies	0.2
Commercial Services & Supplies	0.2
Commercial Mortgage-Backed Securities	0.2
Entertainment	0.2
Computers	0.1
Building Products	0.1
Packaging & Containers	0.1
Housewares	0.1
Communications Equipment	0.1
Commercial Services	0.1
Agriculture	0.1
Construction & Engineering	0.1
Lodging	0.1
Miscellaneous Manufacturing	0.1
Iron/Steel	0.1
Professional Services	0.1
Thrifts & Mortgage Finance	0.0	*
Building Materials	0.0	*
Airlines	0.0	*
Water Utilities	0.0	*
Multi-Utilities	0.0	*

Air Freight & Logistics	0.0	%*
Independent Power & Renewable Electricity Producers	0.0	*
Oil & Gas Services	0.0	*
Forest Products & Paper	0.0	*
Trading Companies & Distributors	0.0	*
Leisure Products	0.0	*
Distributors	0.0	*
Machinery-Construction & Mining	0.0	*
Paper & Forest Products	0.0	*
Transportation	0.0	*
Metal Fabricate/Hardware	0.0	*
Internet	0.0	*
Semiconductors	0.0	*
Engineering & Construction	0.0	*
Residential Mortgage-Backed Securities	0.0	*
Diversified Consumer Services	0.0	*
Environmental Control	0.0	*
Financial Services	0.0	*
Transportation Infrastructure	0.0	*
Office/Business Equipment	0.0	*
Gas Utilities	0.0	*
Health Care Technology	0.0	*
Marine	0.0	*
Electronics	0.0	*
Diversified Machinery	0.0	*
Apparel	0.0	*
Distribution/Wholesale	0.0	*

	102.8
Liabilities in excess of other assets	(2.8)

	100.0%

*	Less than +/-0.05%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Equity contracts.	$11,116,701
Foreign exchange contracts	7,300,898
Interest rate contracts	(3,151,272)

Total	$15,266,327

AST SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS
Aerospace & Defense — 1.6%
KLX, Inc.*	89,990	$4,022,553
Kratos Defense & Security Solutions, Inc.*(a)	360,323	2,803,313
Mercury Systems, Inc.*	144,233	5,632,299

		12,458,165

Airlines — 1.4%
Spirit Airlines, Inc.*	211,202	11,208,490

Auto Components — 0.7%
Tenneco, Inc.	85,369	5,328,733

Banks — 6.7%
Bank of the Ozarks, Inc.(a)	155,705	8,098,217
BankUnited, Inc.	123,679	4,614,463
Columbia Banking System, Inc.	135,312	5,275,815
ConnectOne Bancorp, Inc.	28,970	702,523
Customers Bancorp, Inc.*	77,826	2,453,854
FB Financial Corp.*(a)	47,004	1,662,061
FCB Financial Holdings, Inc. (Class A Stock)*	87,244	4,322,940
National Bank Holdings Corp. (Class A Stock)	195,884	6,366,230
Opus Bank	137,062	2,761,799
Pacific Premier Bancorp, Inc.*	134,636	5,190,218
South State Corp.	64,103	5,727,603
Webster Financial Corp.	122,953	6,152,568

		53,328,291

Biotechnology — 7.3%
Adamas Pharmaceuticals, Inc.*(a)	127,931	2,238,793
Aimmune Therapeutics, Inc.*(a)	102,190	2,220,589
Alder Biopharmaceuticals, Inc.*(a)	98,784	2,054,707
Array BioPharma, Inc.*(a)	310,416	2,775,119
Bluebird Bio, Inc.*(a)	40,796	3,708,356
Clovis Oncology, Inc.*(a)	35,710	2,273,656
Exact Sciences Corp.*(a)	377,098	8,907,055
Exelixis, Inc.*	124,570	2,699,432
Five Prime Therapeutics, Inc.*	46,795	1,691,639
Insmed, Inc.*(a)	184,219	3,225,675
Jounce Therapeutics, Inc.*	53,100	1,167,669
Kite Pharma, Inc.*(a)	36,145	2,837,021
Ligand Pharmaceuticals, Inc.*(a)	44,568	4,717,077
Loxo Oncology, Inc.*(a)	72,340	3,044,067
MacroGenics, Inc.*	84,499	1,571,681
Neurocrine Biosciences, Inc.*	54,191	2,346,470
Portola Pharmaceuticals, Inc.*	52,025	2,038,860
Puma Biotechnology, Inc.*(a)	65,142	2,423,282
Sage Therapeutics, Inc.*(a)	25,310	1,798,782
Sarepta Therapeutics, Inc.*(a)	132,765	3,929,844

		57,669,774

Building Products — 3.2%
Apogee Enterprises, Inc.(a)	145,477	8,671,884
Masonite International Corp.*	68,688	5,443,523
NCI Building Systems, Inc.*	289,315	4,961,752
Trex Co., Inc.*	93,665	6,499,414

		25,576,573

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets — 0.4%
Moelis & Co. (Class A Stock)(a)	81,240	$3,127,739

Chemicals — 0.3%
Innospec, Inc.	39,112	2,532,501

Commercial Services & Supplies — 1.6%
Knoll, Inc.	107,126	2,550,670
Matthews International Corp. (Class A Stock)	56,961	3,853,412
Team, Inc.*(a)	43,993	1,190,011
Tetra Tech, Inc.	114,290	4,668,747

		12,262,840

Communications Equipment — 3.3%
Applied Optoelectronics, Inc.*(a)	55,763	3,131,092
Ciena Corp.*(a)	396,122	9,352,441
Lumentum Holdings, Inc.*(a)	215,246	11,483,374
Oclaro, Inc.*(a)	212,530	2,087,045

		26,053,952

Construction & Engineering — 2.9%
Dycom Industries, Inc.*(a)	74,850	6,957,308
EMCOR Group, Inc.	92,262	5,807,893
NV5 Global, Inc.*(a)	30,328	1,140,333
Primoris Services Corp.	153,654	3,567,846
Tutor Perini Corp.*	159,001	5,056,232

		22,529,612

Construction Materials — 1.3%
Summit Materials, Inc. (Class A Stock)*	244,962	6,053,011
U.S. Concrete, Inc.*(a)	67,634	4,365,775

		10,418,786

Diversified Consumer Services — 1.3%
Chegg, Inc.*(a)	442,806	3,737,283
Grand Canyon Education, Inc.*	94,926	6,797,651

		10,534,934

Diversified Telecommunication Services — 1.3%
Cogent Communications Holdings, Inc.(a)	98,700	4,249,035
Vonage Holdings Corp.*	930,907	5,883,332

		10,132,367

Electrical Equipment — 1.9%
EnerSys	80,065	6,320,331
Generac Holdings, Inc.*(a)	231,018	8,612,351

		14,932,682

Electronic Equipment, Instruments & Components — 2.1%
Coherent, Inc.*	10,164	2,090,125
IPG Photonics Corp.*(a)	30,013	3,622,569
Universal Display Corp.(a)	126,342	10,878,046

		16,590,740

Energy Equipment & Services — 2.0%
Keane Group, Inc.*(a)	147,720	2,112,395
Patterson-UTI Energy, Inc.	108,403	2,630,941
ProPetro Holding Corp.*(a)	421,100	5,427,979
US Silica Holdings, Inc.	117,424	5,635,178

		15,806,493

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) — 1.6%
CareTrust REIT, Inc.	210,480	$3,540,274
Education Realty Trust, Inc.	105,300	4,301,505
QTS Realty Trust, Inc. (Class A Stock)	90,823	4,427,621

		12,269,400

Food & Staples Retailing — 0.5%
Casey’s General Stores, Inc.(a)	34,335	3,854,104

Food Products — 1.6%
B&G Foods, Inc.(a)	110,239	4,437,120
Blue Buffalo Pet Products, Inc.*(a)	129,233	2,972,359
Dean Foods Co.(a)	249,395	4,903,106
Freshpet, Inc.*(a)	58,020	638,219

		12,950,804

Health Care Equipment & Supplies — 3.4%
ABIOMED, Inc.*	35,404	4,432,581
AtriCure, Inc.*(a)	112,402	2,152,498
DexCom, Inc.*(a)	27,496	2,329,736
Integer Holdings Corp.*	89,913	3,614,503
K2M Group Holdings, Inc.*	440,854	9,041,915
Zeltiq Aesthetics, Inc.*	96,224	5,351,017

		26,922,250

Health Care Providers & Services — 3.2%
Acadia Healthcare Co., Inc.*(a)	117,243	5,111,795
Envision Healthcare Corp.*(a)	56,773	3,481,320
LifePoint Health, Inc.*	87,318	5,719,329
MEDNAX, Inc.*(a)	39,781	2,760,006
Teladoc, Inc.*(a)	134,351	3,358,775
Tenet Healthcare Corp.*(a)	284,197	5,033,129

		25,464,354

Health Care Technology — 3.5%
Evolent Health, Inc. (Class A Stock)*	249,852	5,571,700
HMS Holdings Corp.*	268,421	5,456,999
NantHealth, Inc.*(a)	117,820	584,387
Tabula Rasa HealthCare, Inc.*	48,260	650,545
Veeva Systems, Inc. (Class A Stock)*	235,508	12,076,850
Vocera Communications, Inc.*	147,427	3,660,612

		28,001,093

Hotels, Restaurants & Leisure — 3.5%
Buffalo Wild Wings, Inc.*	25,082	3,831,276
Churchill Downs, Inc.	18,979	3,014,814
Chuy’s Holdings, Inc.*(a)	71,044	2,117,111
ClubCorp Holdings, Inc.	315,129	5,057,820
Dave & Buster’s Entertainment, Inc.*(a)	37,015	2,261,246
Del Frisco’s Restaurant Group, Inc.*	182,371	3,291,797
Jack in the Box, Inc.	36,859	3,749,297
Penn National Gaming, Inc.*	53,296	982,245
Planet Fitness, Inc. (Class A Stock)(a)	136,569	2,631,685
Red Robin Gourmet Burgers, Inc.*(a)	12,026	702,920

		27,640,211

Household Durables — 1.4%
Installed Building Products, Inc.*	166,316	8,773,169
Meritage Homes Corp.*	65,660	2,416,287

		11,189,456

	Shares	Value
COMMON STOCKS (Continued)
Internet & Direct Marketing Retail — 0.7%
Nutrisystem, Inc.	106,170	$5,892,435

Internet Software & Services — 3.6%
Alarm.com Holdings, Inc.*(a)	83,545	2,568,173
Alteryx, Inc. (Class A Stock)*(a)	105,600	1,650,528
ChannelAdvisor Corp.*	140,999	1,572,139
GTT Communications, Inc.*(a)	240,277	5,850,745
LogMeIn, Inc.	50,760	4,949,100
MuleSoft, Inc. (Class A Stock)*	31,500	766,395
Wix.com Ltd. (Israel)*	139,400	9,465,260
Xactly Corp.*	170,455	2,028,415

		28,850,755

IT Services — 0.7%
EPAM Systems, Inc.*	77,662	5,865,034

Life Sciences Tools & Services — 0.7%
Albany Molecular Research, Inc.*(a)	111,855	1,569,326
Charles River Laboratories International, Inc.*	24,398	2,194,600
NeoGenomics, Inc.*(a)	221,059	1,744,156

		5,508,082

Machinery — 2.0%
Colfax Corp.*	77,543	3,044,338
Kennametal, Inc.	90,357	3,544,705
Manitowoc Co., Inc. (The)*(a)	269,350	1,535,295
Tennant Co.(a)	43,255	3,142,476
Woodward, Inc.	66,465	4,514,303

		15,781,117

Media — 2.3%
AMC Entertainment Holdings, Inc. (Class A Stock)(a)	171,357	5,389,178
IMAX Corp.*(a)	193,900	6,592,600
Nexstar Media Group, Inc. (Class A Stock)(a)	84,140	5,902,421

		17,884,199

Metals & Mining — 0.6%
Cliffs Natural Resources, Inc.*(a)	291,357	2,392,041
TimkenSteel Corp.*(a)	137,372	2,597,705

		4,989,746

Multiline Retail — 1.3%
Ollie’s Bargain Outlet Holdings, Inc.*(a)	297,180	9,955,530

Oil, Gas & Consumable Fuels — 1.5%
Callon Petroleum Co.*	611,518	8,047,577
Matador Resources Co.*(a)	174,902	4,160,919

		12,208,496

Paper & Forest Products — 0.6%
Boise Cascade Co.*	191,133	5,103,251

Personal Products — 0.2%
elf Beauty, Inc.*(a)	42,600	1,226,880

Pharmaceuticals — 0.6%
Horizon Pharma PLC*	37,200	549,816
Pacira Pharmaceuticals, Inc.*(a)	65,200	2,973,120

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Reata Pharmaceuticals, Inc. (Class A Stock)*(a)	58,236	$1,319,045

		4,841,981

Professional Services — 1.2%
Kforce, Inc.	152,727	3,627,266
WageWorks, Inc.*	83,444	6,033,001

		9,660,267

Road & Rail — 0.4%
Saia, Inc.*	77,679	3,441,180

Semiconductors & Semiconductor Equipment — 5.6%
Cavium, Inc.*(a)	163,280	11,700,645
Cirrus Logic, Inc.*	40,040	2,430,028
Inphi Corp.*(a)	32,951	1,608,668
Integrated Device Technology, Inc.*	249,828	5,913,429
MACOM Technology Solutions Holdings, Inc.*(a)	125,882	6,080,101
MaxLinear, Inc. (Class A Stock)*(a)	75,760	2,125,067
Microsemi Corp.*	150,057	7,732,437
Semtech Corp.*	188,437	6,369,171

		43,959,546

Software — 10.7%
8x8, Inc.*	924,121	14,092,845
Callidus Software, Inc.*	308,604	6,588,695
CyberArk Software Ltd. (Israel)*(a)	65,000	3,306,550
Ellie Mae, Inc.*	65,026	6,520,157
Gigamon, Inc.*	180,043	6,400,529
Guidewire Software, Inc.*	57,572	3,243,031
Imperva, Inc.*	110,964	4,555,072
MicroStrategy, Inc. (Class A Stock)*	31,401	5,897,108
Model N, Inc.*	180,605	1,887,322
Proofpoint, Inc.*(a)	158,912	11,816,696
Synchronoss Technologies, Inc.*(a)	159,701	3,896,704
Take-Two Interactive Software, Inc.*	108,657	6,440,100
Ultimate Software Group, Inc. (The)*(a)	23,396	4,567,133
Varonis Systems, Inc.*(a)	160,626	5,107,907

		84,319,849

Specialty Retail — 4.7%
American Eagle Outfitters, Inc.(a)	128,035	1,796,331
Burlington Stores, Inc.*(a)	118,010	11,481,193
Camping World Holdings, Inc. (Class A Stock)(a)	49,457	1,594,494
Children’s Place, Inc. (The)(a)	49,480	5,940,074
Finish Line, Inc. (The) (Class A Stock)	218,993	3,116,270
Five Below, Inc.*(a)	203,060	8,794,528
Tile Shop Holdings, Inc.(a)	146,519	2,820,491
Tilly’s, Inc. (Class A Stock)(a)	159,054	1,434,667

		36,978,048

Textiles, Apparel & Luxury Goods — 0.7%
Kate Spade & Co.*(a)	68,690	1,595,669
Sequential Brands Group, Inc.*(a)	241,948	941,178
Steven Madden Ltd.*	67,712	2,610,298

		5,147,145

Thrifts & Mortgage Finance — 2.2%
BofI Holding, Inc.*	233,974	6,113,741

	Shares	Value
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (cont’d.)
Essent Group Ltd.*	129,949	$4,700,255
LendingTree, Inc.*(a)	51,723	6,483,478

		17,297,474

Trading Companies & Distributors — 0.5%
GMS, Inc.*	114,114	3,998,555

TOTAL LONG-TERM INVESTMENTS (cost $628,107,052)		781,693,914

SHORT-TERM INVESTMENTS — 35.5%
AFFILIATED MUTUAL FUNDS — 34.5%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	2,607,237	2,607,237
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $270,003,959; includes $269,750,273 of cash collateral for securities on loan)(b)(w)	269,939,366	269,993,354

TOTAL AFFILIATED MUTUAL FUNDS (cost $272,611,196)		272,600,591

UNAFFILIATED FUND — 1.0%
BlackRock Liquidity Funds FedFund Portfolio (cost $7,752,701)	7,752,701	7,752,701

TOTAL SHORT-TERM INVESTMENTS (cost $280,363,897)		280,353,292

TOTAL INVESTMENTS — 134.3% (cost $908,470,949)		1,062,047,206
Liabilities in excess of other assets — (34.3)%		(271,121,054)

NET ASSETS — 100.0%		$790,926,152

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $263,440,232; cash collateral of $269,750,273 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$12,458,165	$—	$—
Airlines	11,208,490	—	—
Auto Components	5,328,733	—	—
Banks	53,328,291	—	—
Biotechnology	57,669,774	—	—
Building Products	25,576,573	—	—
Capital Markets	3,127,739	—	—
Chemicals	2,532,501	—	—
Commercial Services & Supplies	12,262,840	—	—
Communications Equipment	26,053,952	—	—
Construction & Engineering	22,529,612	—	—
Construction Materials	10,418,786	—	—
Diversified Consumer Services	10,534,934	—	—
Diversified Telecommunication Services	10,132,367	—	—
Electrical Equipment	14,932,682	—	—
Electronic Equipment, Instruments & Components	16,590,740	—	—
Energy Equipment & Services	15,806,493	—	—
Equity Real Estate Investment Trusts (REITs)	12,269,400	—	—
Food & Staples Retailing	3,854,104	—	—
Food Products	12,950,804	—	—
Health Care Equipment & Supplies	26,922,250	—	—
Health Care Providers & Services	25,464,354	—	—
Health Care Technology	28,001,093	—	—
Hotels, Restaurants & Leisure	27,640,211	—	—
Household Durables	11,189,456	—	—
Internet & Direct Marketing Retail	5,892,435	—	—
Internet Software & Services	28,850,755	—	—
IT Services	5,865,034	—	—
Life Sciences Tools & Services	5,508,082	—	—
Machinery	15,781,117	—	—
Media	17,884,199	—	—
Metals & Mining	4,989,746	—	—
Multiline Retail	9,955,530	—	—
Oil, Gas & Consumable Fuels	12,208,496	—	—
Paper & Forest Products	5,103,251	—	—
Personal Products	1,226,880	—	—
Pharmaceuticals	4,841,981	—	—
Professional Services	9,660,267	—	—
Road & Rail	3,441,180	—	—
Semiconductors & Semiconductor Equipment	43,959,546	—	—
Software	84,319,849	—	—
Specialty Retail	36,978,048	—	—
Textiles, Apparel & Luxury Goods	5,147,145	—	—
Thrifts & Mortgage Finance	17,297,474	—	—
Trading Companies & Distributors	3,998,555	—	—
Affiliated Mutual Funds	272,600,591	—	—
Unaffiliated Fund	7,752,701	—	—

Total	$1,062,047,206	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS
Aerospace & Defense — 3.1%
Astronics Corp.*	75,916	$2,408,815
BWX Technologies, Inc.	50,820	2,419,031
Esterline Technologies Corp.*	33,978	2,923,807
HEICO Corp. (Class A Stock)	90,381	6,778,575
Hexcel Corp.	73,531	4,011,116
Teledyne Technologies, Inc.*	35,460	4,484,272

		23,025,616

Airlines — 0.3%
Spirit Airlines, Inc.*	49,403	2,621,817

Auto Components — 1.5%
LCI Industries(a)	28,580	2,852,284
Tenneco, Inc.	85,491	5,336,348
Visteon Corp.*	29,576	2,896,969

		11,085,601

Banks — 3.9%
FCB Financial Holdings, Inc. (Class A Stock)*	48,255	2,391,035
First Hawaiian, Inc.	56,709	1,696,733
First Merchants Corp.	103,891	4,084,994
Great Western Bancorp, Inc.	59,566	2,526,194
Home BancShares, Inc.(a)	92,750	2,510,743
IBERIABANK Corp.	44,916	3,552,856
Sandy Spring Bancorp, Inc.	60,214	2,468,172
Sterling Bancorp	148,759	3,525,588
Texas Capital Bancshares, Inc.*	39,980	3,336,331
Western Alliance Bancorp*	65,787	3,229,484

		29,322,130

Biotechnology — 9.7%
Agios Pharmaceuticals, Inc.*(a)	27,563	1,609,679
Aimmune Therapeutics, Inc.*(a)	32,696	710,484
Alder Biopharmaceuticals, Inc.*(a)	102,360	2,129,087
Amicus Therapeutics, Inc.*(a)	660,126	4,706,699
Bluebird Bio, Inc.*(a)	76,359	6,941,033
Blueprint Medicines Corp.*(a)	111,072	4,441,769
Calithera Biosciences, Inc.*(a)	46,300	534,765
Celyad SA (Belgium), ADR*(a)	32,275	860,774
Coherus Biosciences, Inc.*(a)	82,484	1,744,537
Eagle Pharmaceuticals, Inc.*(a)	44,700	3,707,417
Five Prime Therapeutics, Inc.*	106,098	3,835,443
Flexion Therapeutics, Inc.*(a)	88,990	2,394,721
GlycoMimetics, Inc.*	77,264	419,544
Ignyta, Inc.*	231,641	1,992,113
Immune Design Corp.*	165,935	1,128,358
Ionis Pharmaceuticals, Inc.*(a)	55,113	2,215,543
Jounce Therapeutics, Inc.*	12,300	270,477
Kite Pharma, Inc.*(a)	42,377	3,326,171
Ligand Pharmaceuticals, Inc.*(a)	28,791	3,047,239
Lion Biotechnologies, Inc.*(a)	220,051	1,639,380
Loxo Oncology, Inc.*(a)	159,603	6,716,094
Neurocrine Biosciences, Inc.*	51,528	2,231,162
Otonomy, Inc.*(a)	114,519	1,402,858
Portola Pharmaceuticals, Inc.*	83,132	3,257,943
Sage Therapeutics, Inc.*(a)	41,899	2,977,762
Spark Therapeutics, Inc.*(a)	35,245	1,879,968

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
TESARO, Inc.*(a)	20,063	$3,087,094
Trevena, Inc.*	12,700	46,609
Ultragenyx Pharmaceutical, Inc.*(a)	44,600	3,022,988
Vital Therapies, Inc.*(a)	221,101	884,404

		73,162,115

Building Products — 2.4%
AAON, Inc.	111,839	3,953,509
American Woodmark Corp.*	40,049	3,676,498
Apogee Enterprises, Inc.(a)	85,845	5,117,220
Armstrong World Industries, Inc.*(a)	63,670	2,932,004
JELD-WEN Holding, Inc.*	27,800	913,230
Lennox International, Inc.	9,326	1,560,240

		18,152,701

Capital Markets — 1.6%
Evercore Partners, Inc. (Class A Stock)	109,587	8,536,826
Financial Engines, Inc.(a)	73,970	3,221,394

		11,758,220

Chemicals — 1.2%
Chemours Co. (The)	15,620	601,369
Ingevity Corp.*	30,778	1,872,841
OMNOVA Solutions, Inc.*	254,781	2,522,332
PolyOne Corp.	121,762	4,150,867

		9,147,409

Commercial Services & Supplies — 1.2%
Deluxe Corp.	55,074	3,974,691
Ritchie Bros. Auctioneers, Inc. (Canada)(a)	147,686	4,858,869

		8,833,560

Communications Equipment — 1.5%
Acacia Communications, Inc.*	9,900	580,337
Ciena Corp.*	121,740	2,874,281
Lumentum Holdings, Inc.*(a)	107,323	5,725,682
NetScout Systems, Inc.*	56,968	2,161,936

		11,342,236

Construction Materials — 0.7%
Eagle Materials, Inc.	36,240	3,520,354
Summit Materials, Inc. (Class A Stock)*	70,958	1,753,372

		5,273,726

Consumer Finance — 0.1%
OneMain Holdings, Inc.*	44,724	1,111,391

Containers & Packaging — 0.5%
Graphic Packaging Holding Co.	303,013	3,899,777

Distributors — 0.4%
Core-Mark Holding Co., Inc.(a)	90,026	2,807,911

Diversified Consumer Services — 0.8%
Grand Canyon Education, Inc.*	79,417	5,687,051

Diversified Telecommunication Services — 0.5%
ORBCOMM, Inc.*	195,927	1,871,103
Vonage Holdings Corp.*	247,775	1,565,938

		3,437,041

Electrical Equipment — 0.9%
AZZ, Inc.	60,828	3,619,265

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment (cont’d.)
Generac Holdings, Inc.*(a)	91,688	$3,418,129

		7,037,394

Electronic Equipment, Instruments & Components — 2.2%
ePlus, Inc.*	27,267	3,682,408
Itron, Inc.*	59,709	3,624,336
Littelfuse, Inc.	20,987	3,356,031
Orbotech Ltd. (Israel)*	68,690	2,215,253
Rogers Corp.*	40,674	3,492,676

		16,370,704

Energy Equipment & Services — 0.6%
Nabors Industries Ltd.	88,700	1,159,309
ProPetro Holding Corp.*	131,700	1,697,613
US Silica Holdings, Inc.	32,343	1,552,141

		4,409,063

Equity Real Estate Investment Trusts (REITs) — 1.6%
CoreSite Realty Corp.	62,998	5,672,970
LaSalle Hotel Properties(a)	102,945	2,980,258
Sunstone Hotel Investors, Inc.	201,835	3,094,131

		11,747,359

Food & Staples Retailing — 1.0%
Casey’s General Stores, Inc.(a)	31,825	3,572,356
PriceSmart, Inc.	45,498	4,194,916

		7,767,272

Food Products — 2.8%
Hostess Brands, Inc.*(a)	382,770	6,074,560
Pinnacle Foods, Inc.	79,436	4,596,961
Post Holdings, Inc.*(a)	24,727	2,164,107
Snyder’s-Lance, Inc.(a)	118,113	4,761,135
TreeHouse Foods, Inc.*(a)	39,484	3,342,715

		20,939,478

Health Care Equipment & Supplies — 6.5%
Anika Therapeutics, Inc.*(a)	67,262	2,921,861
AtriCure, Inc.*(a)	119,744	2,293,098
Atrion Corp.	7,261	3,399,600
Cardiovascular Systems, Inc.*	97,914	2,768,518
Globus Medical, Inc. (Class A Stock)*(a)	144,717	4,286,518
ICU Medical, Inc.*	27,804	4,245,671
Integra LifeSciences Holdings Corp.*(a)	139,984	5,897,526
Natus Medical, Inc.*	109,566	4,300,466
Nevro Corp.*(a)	26,880	2,518,656
NuVasive, Inc.*	79,043	5,902,932
NxStage Medical, Inc.*	133,361	3,578,076
Orthofix International NV*	68,524	2,614,191
Wright Medical Group NV*(a)	75,090	2,336,801
Zeltiq Aesthetics, Inc.*	34,267	1,905,588

		48,969,502

Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc.*(a)	82,506	3,597,262
Amedisys, Inc.*(a)	64,547	3,297,706
US Physical Therapy, Inc.	35,502	2,318,281
WellCare Health Plans, Inc.*	43,385	6,083,010

		15,296,259

	Shares	Value
COMMON STOCKS (Continued)
Health Care Technology — 0.5%
Omnicell, Inc.*	93,294	$3,792,401

Hotels, Restaurants & Leisure — 4.8%
Bloomin’ Brands, Inc.	192,003	3,788,219
Bob Evans Farms, Inc.	46,540	3,019,050
Dave & Buster’s Entertainment, Inc.*(a)	52,190	3,188,287
Dunkin’ Brands Group, Inc.(a)	74,648	4,081,753
La Quinta Holdings, Inc.*	217,091	2,935,070
Marriott Vacations Worldwide Corp.(a)	48,922	4,888,775
Papa John’s International, Inc.(a)	30,081	2,407,683
Planet Fitness, Inc. (Class A Stock)(a)	124,230	2,393,912
Red Rock Resorts, Inc. (Class A Stock)	141,670	3,142,241
Wendy’s Co. (The)	216,350	2,944,524
Wingstop, Inc.(a)	117,047	3,310,089

		36,099,603

Household Durables — 0.6%
TopBuild Corp.*	104,397	4,906,659

Insurance — 1.3%
AMERISAFE, Inc.	58,764	3,813,784
James River Group Holdings Ltd.	70,504	3,021,801
Primerica, Inc.(a)	32,900	2,704,380

		9,539,965

Internet & Direct Marketing Retail — 0.4%
Wayfair, Inc. (Class A Stock)*(a)	79,279	3,210,007

Internet Software & Services — 4.0%
Cornerstone OnDemand, Inc.*	70,100	2,726,189
Envestnet, Inc.*(a)	76,851	2,482,287
Five9, Inc.*	149,783	2,465,428
GrubHub, Inc.*(a)	101,072	3,324,258
j2 Global, Inc.(a)	50,821	4,264,390
LogMeIn, Inc.	98,854	9,638,266
Q2 Holdings, Inc.*	40,430	1,408,986
Wix.com Ltd. (Israel)*	57,230	3,885,917

		30,195,721

IT Services — 6.9%
Black Knight Financial Services, Inc.
(Class A Stock)*(a)	126,285	4,836,716
Blackhawk Network Holdings, Inc.*	111,071	4,509,483
CACI International, Inc. (Class A Stock)*	25,704	3,015,079
Cardtronics PLC (Class A Stock)*(a)	111,637	5,219,030
Cass Information Systems, Inc.(a)	35,766	2,364,133
EPAM Systems, Inc.*	43,569	3,290,331
Euronet Worldwide, Inc.*	56,961	4,871,305
ExlService Holdings, Inc.*	72,218	3,420,244
InterXion Holding NV (Netherlands)*	109,815	4,344,281
MAXIMUS, Inc.	58,725	3,652,695
Square, Inc. (Class A Stock)*(a)	213,850	3,695,328
WEX, Inc.*	56,888	5,887,908
WNS Holdings Ltd. (India), ADR*	107,837	3,085,217

		52,191,750

Life Sciences Tools & Services — 0.4%
INC Research Holdings, Inc. (Class A Stock)*	64,457	2,955,353

Machinery — 2.4%
Altra Industrial Motion Corp.(a)	97,370	3,792,562
ITT, Inc.	56,108	2,301,550

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
John Bean Technologies Corp.	17,650	$1,552,318
Milacron Holdings Corp.*(a)	47,748	888,590
Rexnord Corp.*	101,502	2,342,666
Toro Co. (The)	34,346	2,145,251
Welbilt, Inc.*	271,523	5,329,996

		18,352,933

Media — 0.5%
IMAX Corp.*(a)	118,847	4,040,798

Multiline Retail — 0.5%
Ollie’s Bargain Outlet Holdings, Inc.*(a)	106,422	3,565,137

Oil, Gas & Consumable Fuels — 1.3%
Diamondback Energy, Inc.*	19,873	2,061,128
PDC Energy, Inc.*(a)	38,323	2,389,439
Resolute Energy Corp.*(a)	52,300	2,112,920
RSP Permian, Inc.*	47,496	1,967,759
WildHorse Resource Development Corp.*(a).	132,400	1,647,056

		10,178,302

Paper & Forest Products — 0.8%
Boise Cascade Co.*	121,007	3,230,887
Louisiana-Pacific Corp.*	103,161	2,560,456

		5,791,343

Pharmaceuticals — 1.7%
Aerie Pharmaceuticals, Inc.*	75,235	3,411,907
Aratana Therapeutics, Inc.*(a)	188,820	1,000,745
Catalent, Inc.*	125,570	3,556,142
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	24,340	2,943,680
Intersect ENT, Inc.*	124,233	2,130,596

		13,043,070

Professional Services — 2.0%
Exponent, Inc.(a)	63,215	3,764,453
GP Strategies Corp.*	41,075	1,039,198
Huron Consulting Group, Inc.*	52,050	2,191,305
On Assignment, Inc.*	90,469	4,390,461
WageWorks, Inc.*	52,347	3,784,688

		15,170,105

Real Estate Management & Development — 0.4%
HFF, Inc. (Class A Stock)	111,329	3,080,473

Road & Rail — 1.3%
Celadon Group, Inc.(a)	103,117	675,416
Genesee & Wyoming, Inc. (Class A Stock)*	40,597	2,754,912
Knight Transportation, Inc.(a)	139,899	4,385,834
Marten Transport Ltd.	78,671	1,844,835

		9,660,997

Semiconductors & Semiconductor Equipment — 4.6%
Cavium, Inc.*	38,668	2,770,949
Cirrus Logic, Inc.*	52,680	3,197,149
Integrated Device Technology, Inc.*	187,328	4,434,054
MACOM Technology Solutions Holdings, Inc.*(a)	64,993	3,139,162
MaxLinear, Inc. (Class A Stock)*	130,424	3,658,393
MKS Instruments, Inc.(a)	77,872	5,353,700
Monolithic Power Systems, Inc.	43,735	4,027,994

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Tower Semiconductor Ltd. (Israel)*(a)	346,515	$7,987,171

		34,568,572

Software — 8.9%
Aspen Technology, Inc.*	51,991	3,063,310
Blackbaud, Inc.(a)	52,080	3,992,974
Bottomline Technologies, Inc.*(a)	50,061	1,183,943
BroadSoft, Inc.*(a)	56,424	2,268,245
Fair Isaac Corp.	45,318	5,843,755
Guidewire Software, Inc.*	58,184	3,277,505
HubSpot, Inc.*(a)	58,087	3,517,168
Pegasystems, Inc.(a)	77,103	3,380,967
Proofpoint, Inc.*(a)	90,344	6,717,980
PTC, Inc.*	54,383	2,857,827
RingCentral, Inc. (Class A Stock)*	327,586	9,270,684
Take-Two Interactive Software, Inc.*	201,228	11,926,783
Tyler Technologies, Inc.*	13,325	2,059,512
Ultimate Software Group, Inc. (The)*(a)	25,812	5,038,761
Zendesk, Inc.*(a)	85,331	2,392,681

		66,792,095

Specialty Retail — 2.8%
Burlington Stores, Inc.*(a)	68,000	6,615,720
Five Below, Inc.*(a)	136,900	5,929,139
Lithia Motors, Inc. (Class A Stock)(a)	37,268	3,192,004
Michaels Cos., Inc. (The)*	106,098	2,375,534
Monro Muffler Brake, Inc.(a)	61,417	3,199,826

		21,312,223

Textiles, Apparel & Luxury Goods — 2.7%
Carter’s, Inc.(a)	41,530	3,729,393
Kate Spade & Co.*	129,890	3,017,345
Oxford Industries, Inc.(a)	41,995	2,404,634
Steven Madden Ltd.*	198,506	7,652,407
Wolverine World Wide, Inc.	148,604	3,710,642

		20,514,421

Thrifts & Mortgage Finance — 1.3%
LendingTree, Inc.*(a)	32,977	4,133,667
MGIC Investment Corp.*	230,365	2,333,597
Walker & Dunlop, Inc.*	74,430	3,102,987

		9,570,251

Trading Companies & Distributors — 2.1%
Beacon Roofing Supply, Inc.*	99,690	4,900,760
H&E Equipment Services, Inc.	142,130	3,485,028
MSC Industrial Direct Co., Inc. (Class A Stock)	41,230	4,236,795
SiteOne Landscape Supply, Inc.*(a)	60,757	2,941,246

		15,563,829

TOTAL LONG-TERM INVESTMENTS (cost $631,159,249)		747,301,341

SHORT-TERM INVESTMENTS — 32.0%
AFFILIATED MUTUAL FUNDS — 31.9%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	3,136,566	3,136,566

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $237,048,763; includes $236,819,391 of cash collateral for securities on loan)(b)(w)	236,993,604	$237,041,003

TOTAL AFFILIATED MUTUAL FUNDS (cost $240,185,329)		240,177,569

UNAFFILIATED FUND — 0.1%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (cost $698,003)	698,003	698,003

TOTAL SHORT-TERM INVESTMENTS (cost $240,883,332)		240,875,572

TOTAL INVESTMENTS — 131.2% (cost $872,042,581)		988,176,913
Liabilities in excess of other assets — (31.2)%		(234,787,484)

NET ASSETS — 100.0%		$753,389,429

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $231,894,793; cash collateral of $236,819,391 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$23,025,616	$—	$—
Airlines	2,621,817	—	—
Auto Components	11,085,601	—	—
Banks	29,322,130	—	—
Biotechnology	73,162,115	—	—
Building Products	18,152,701	—	—
Capital Markets	11,758,220	—	—
Chemicals	9,147,409	—	—
Commercial Services & Supplies	8,833,560	—	—
Communications Equipment	11,342,236	—	—
Construction Materials	5,273,726	—	—
Consumer Finance	1,111,391	—	—
Containers & Packaging	3,899,777	—	—
Distributors	2,807,911	—	—
Diversified Consumer Services	5,687,051	—	—
Diversified Telecommunication Services	3,437,041	—	—
Electrical Equipment	7,037,394	—	—
Electronic Equipment, Instruments & Components	16,370,704	—	—
Energy Equipment & Services	4,409,063	—	—
Equity Real Estate Investment Trusts (REITs)	11,747,359	—	—
Food & Staples Retailing	7,767,272	—	—

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Level 1	Level 2	Level 3
Food Products	$20,939,478	$—	$—
Health Care Equipment & Supplies	48,969,502	—	—
Health Care Providers & Services	15,296,259	—	—
Health Care Technology	3,792,401	—	—
Hotels, Restaurants & Leisure	36,099,603	—	—
Household Durables	4,906,659	—	—
Insurance	9,539,965	—	—
Internet & Direct Marketing Retail	3,210,007	—	—
Internet Software & Services	30,195,721	—	—
IT Services	52,191,750	—	—
Life Sciences Tools & Services	2,955,353	—	—
Machinery	18,352,933	—	—
Media	4,040,798	—	—
Multiline Retail	3,565,137	—	—
Oil, Gas & Consumable Fuels	10,178,302	—	—
Paper & Forest Products	5,791,343	—	—
Pharmaceuticals	13,043,070	—	—
Professional Services	15,170,105	—	—
Real Estate Management & Development	3,080,473	—	—
Road & Rail	9,660,997	—	—
Semiconductors & Semiconductor Equipment	34,568,572	—	—
Software	66,792,095	—	—
Specialty Retail	21,312,223	—	—
Textiles, Apparel & Luxury Goods	20,514,421	—	—
Thrifts & Mortgage Finance	9,570,251	—	—
Trading Companies & Distributors	15,563,829	—	—
Affiliated Mutual Funds	240,177,569	—	—
Unaffiliated Fund	698,003	—	—

Total	$988,176,913	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

AST SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS — 97.9%
Aerospace & Defense — 1.9%
AAR Corp.	81,900	$2,754,297
Curtiss-Wright Corp.	13,700	1,250,262
Engility Holdings, Inc.*	43,400	1,255,996
Hexcel Corp.	88,283	4,815,838
Moog, Inc. (Class A Stock)*	44,850	3,020,648
Teledyne Technologies, Inc.*	16,321	2,063,954
Triumph Group, Inc.(a)	100,300	2,582,725
Vectrus, Inc.*	137,600	3,075,360

		20,819,080

Air Freight & Logistics — 0.3%
Atlas Air Worldwide Holdings, Inc.*	52,100	2,888,945

Airlines — 0.6%
JetBlue Airways Corp.*	16,500	340,065
SkyWest, Inc.	173,800	5,952,650

		6,292,715

Auto Components — 1.4%
Cooper-Standard Holdings, Inc.*	55,400	6,145,522
Dana, Inc.	206,700	3,991,377
Horizon Global Corp.*(a)	200,254	2,779,526
Metaldyne Performance Group, Inc.	9,500	217,075
Stoneridge, Inc.*	119,400	2,165,916

		15,299,416

Banks — 19.0%
1st Source Corp.	5,850	274,658
Allegiance Bancshares, Inc.*	15,900	591,480
Bank of Marin Bancorp	1,700	109,395
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	130,494	4,164,064
BankUnited, Inc.	209,525	7,817,378
Banner Corp.	13,700	762,268
Berkshire Hills Bancorp, Inc.	10,900	392,945
Boston Private Financial Holdings, Inc.	20,900	342,760
Cascade Bancorp*	46,300	356,973
Cathay General Bancorp	26,900	1,013,592
Central Valley Community Bancorp	12,400	254,200
Chemical Financial Corp.	108,852	5,567,780
Columbia Banking System, Inc.	11,171	435,557
Community Trust Bancorp, Inc.	21,046	962,855
CU Bancorp*	12,600	499,590
Customers Bancorp, Inc.*	37,540	1,183,636
Eagle Bancorp, Inc.*	69,771	4,165,329
East West Bancorp, Inc.	20,983	1,082,933
Enterprise Financial Services Corp.	92,500	3,922,000
Farmers National Banc Corp.	45,200	648,620
Fidelity Southern Corp.	186,575	4,175,549
Financial Institutions, Inc.	72,500	2,388,875
First BanCorp. (Puerto Rico)*	820,900	4,638,085
First Business Financial Services, Inc.	27,400	711,304
First Citizens BancShares, Inc. (Class A Stock)	2,600	871,962
First Commonwealth Financial Corp.	47,800	633,828
First Community Bancshares, Inc.	32,200	804,034
First Financial Bancorp	33,000	905,850
First Financial Corp.	6,900	327,750

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
First Hawaiian, Inc.	25,200	$753,984
First Horizon National Corp.	361,629	6,690,137
First Interstate BancSystem, Inc. (Class A Stock)	30,100	1,193,465
First Merchants Corp.	186,600	7,337,112
First Midwest Bancorp, Inc.	45,000	1,065,600
Flushing Financial Corp.	21,100	566,957
Franklin Financial Network, Inc.*	18,300	709,125
Fulton Financial Corp.(a)	163,500	2,918,475
Great Southern Bancorp, Inc.	29,700	1,499,850
Green Bancorp, Inc.*	116,400	2,071,920
Hancock Holding Co.	371,005	16,899,278
Hanmi Financial Corp.	211,075	6,490,556
Heartland Financial USA, Inc.	40,800	2,037,960
Heritage Financial Corp.	108,200	2,677,950
Hilltop Holdings, Inc.	101,200	2,779,964
HomeTrust Bancshares, Inc.*	15,400	361,900
Hope Bancorp, Inc.	193,265	3,704,890
IBERIABANK Corp.	211,167	16,703,310
Independent Bank Corp.	69,700	1,442,790
Independent Bank Corp.(a)	20,000	1,300,000
MainSource Financial Group, Inc.	32,200	1,060,346
MB Financial, Inc.	153,433	6,570,001
Midland States Bancorp, Inc.	14,600	502,094
NBT Bancorp, Inc.(a)	47,838	1,773,355
OFG Bancorp (Puerto Rico)(a)	70,600	833,080
Old Line Bancshares, Inc.	4,600	131,008
PacWest Bancorp	17,200	916,072
Peoples Bancorp, Inc.	39,300	1,244,238
Pinnacle Financial Partners, Inc.	51,910	3,449,420
Preferred Bank	57,500	3,085,450
Premier Financial Bancorp, Inc.	7,350	154,571
PrivateBancorp, Inc.	129,700	7,700,289
Republic Bancorp, Inc. (Class A Stock)	10,646	366,116
Shore Bancshares, Inc.	11,700	195,507
Sierra Bancorp	17,400	477,282
Simmons First National Corp. (Class A Stock)	7,600	419,140
South State Corp.	9,211	823,003
Southern National Bancorp of Virginia, Inc.	13,000	220,090
Southwest Bancorp, Inc.	23,933	625,848
Sterling Bancorp(a)	566,593	13,428,254
Stonegate Bank	20,000	941,800
TCF Financial Corp.	294,191	5,007,131
Texas Capital Bancshares, Inc.*	25,400	2,119,630
Towne Bank	9,696	314,150
TriCo Bancshares	108,400	3,851,452
TriState Capital Holdings, Inc.*	35,000	817,250
Triumph Bancorp, Inc.*	24,800	639,840
Trustmark Corp.	15,600	495,924
Union Bankshares Corp.	14,622	514,402
United Community Banks, Inc.	246,100	6,814,509
Univest Corp. of Pennsylvania	210,052	5,440,347
West Bancorporation, Inc.	12,800	293,760
Wintrust Financial Corp.	51,000	3,525,120

		203,960,952

Biotechnology — 1.2%
Acorda Therapeutics, Inc.*	31,400	659,400

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Adverum Biotechnologies, Inc.*	2,400	$6,480
AMAG Pharmaceuticals, Inc.*(a)	47,300	1,066,615
Cara Therapeutics, Inc.*(a)	10,700	196,773
Celldex Therapeutics, Inc.*(a)	97,500	351,975
Corvus Pharmaceuticals, Inc.*	32,700	679,179
Esperion Therapeutics, Inc.*(a)	44,900	1,585,419
Exelixis, Inc.*	53,400	1,157,178
Immune Design Corp.*	4,000	27,200
Kadmon Holdings, Inc.*(a)	98,300	355,846
Karyopharm Therapeutics, Inc.*(a)	74,000	950,160
Kite Pharma, Inc.*(a)	5,900	463,091
Lexicon Pharmaceuticals, Inc.*(a)	45,000	645,300
Loxo Oncology, Inc.*(a)	19,600	824,768
Merrimack Pharmaceuticals, Inc.*(a)	54,500	167,860
Momenta Pharmaceuticals, Inc.*	78,100	1,042,635
Pfenex, Inc.*	28,200	163,842
Retrophin, Inc.*(a)	57,500	1,061,450
Rigel Pharmaceuticals, Inc.*	263,200	871,192
Sage Therapeutics, Inc.*(a)	5,300	376,671
Ultragenyx Pharmaceutical, Inc.*(a)	5,400	366,012
Vanda Pharmaceuticals, Inc.*(a)	25,400	355,600
Zafgen, Inc.*	3,400	15,844

		13,390,490

Building Products — 0.3%
JELD-WEN Holding, Inc.*	29,300	962,505
Universal Forest Products, Inc.	24,700	2,433,938

		3,396,443

Capital Markets — 1.4%
BGC Partners, Inc. (Class A Stock)	125,500	1,425,680
Federated Investors, Inc. (Class B Stock)(a)	59,952	1,579,136
GAIN Capital Holdings, Inc.	27,800	231,574
Hercules Capital, Inc.(a)	367,643	5,562,439
Houlihan Lokey, Inc.	15,600	537,420
INTL. FCStone, Inc.*	19,300	732,628
Janus Capital Group, Inc.	39,100	516,120
OM Asset Management PLC	120,700	1,824,983
Piper Jaffray Cos.	44,900	2,866,865

		15,276,845

Chemicals — 2.6%
FutureFuel Corp.	52,800	748,704
HB Fuller Co.	49,691	2,562,068
Ingevity Corp.*	46,747	2,844,555
Innophos Holdings, Inc.	85,103	4,593,009
Innospec, Inc.	4,300	278,425
Minerals Technologies, Inc.	47,800	3,661,480
Olin Corp.(a)	126,947	4,172,748
OMNOVA Solutions, Inc.*	15,000	148,500
Trinseo SA(a)	76,900	5,159,989
Valvoline, Inc.(a)	171,214	4,203,304

		28,372,782

Commercial Services & Supplies — 4.2%
ABM Industries, Inc.	83,800	3,653,680
ACCO Brands Corp.*	535,000	7,035,250
CECO Environmental Corp.(a)	65,200	685,252
Clean Harbors, Inc.*	80,714	4,489,313
Essendant, Inc.	12,400	187,860

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
Kimball International, Inc. (Class B Stock)	28,000	$462,000
LSC Communications, Inc.	3,479	87,532
Matthews International Corp. (Class A Stock)	55,519	3,755,860
Multi-Color Corp.	30,484	2,164,363
Quad/Graphics, Inc.	200,500	5,060,620
RR Donnelley & Sons Co.	8,911	107,912
Team, Inc.*(a)	203,031	5,491,989
Tetra Tech, Inc.	117,816	4,812,784
TRC Cos., Inc.*	24,600	429,270
Viad Corp.	44,900	2,029,480
VSE Corp.	39,300	1,603,440
West Corp.	113,600	2,774,112

		44,830,717

Communications Equipment — 0.4%
Extreme Networks, Inc.*	402,200	3,020,522
KVH Industries, Inc.*	28,900	242,760
Oclaro, Inc.*(a)	88,400	868,088
ShoreTel, Inc.*	64,104	394,240

		4,525,610

Construction & Engineering — 1.3%
EMCOR Group, Inc.	155,992	9,819,696
HC2 Holdings, Inc.*(a)	322,100	1,997,020
Orion Group Holdings, Inc.*	18,300	136,701
Tutor Perini Corp.*	76,400	2,429,520

		14,382,937

Consumer Finance — 1.4%
Enova International, Inc.*(a)	59,800	888,030
EZCORP, Inc. (Class A Stock)*	192,900	1,572,135
FirstCash, Inc.(a)	103,440	5,084,076
SLM Corp.*	645,737	7,813,418

		15,357,659

Containers & Packaging — 0.7%
Berry Plastics Group, Inc.*	69,065	3,354,487
Silgan Holdings, Inc.	69,469	4,123,680

		7,478,167

Diversified Consumer Services — 0.2%
K12, Inc.*	88,200	1,689,030

Diversified Financial Services — 0.0%
Marlin Business Services Corp.	20,800	535,600

Diversified Telecommunication Services — 0.4%
Cogent Communications Holdings, Inc.	67,098	2,888,569
IDT Corp. (Class B Stock)*	73,200	931,104

		3,819,673

Electric Utilities — 3.0%
El Paso Electric Co.	34,300	1,732,150
Genie Energy Ltd. (Class B Stock)(a)	36,300	262,812
Great Plains Energy, Inc.	194,829	5,692,903
IDACORP, Inc.	92,320	7,658,867
MGE Energy, Inc.	15,700	1,020,500
Portland General Electric Co.	282,704	12,557,712
Spark Energy, Inc. (Class A Stock)(a)	54,300	1,734,885

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Westar Energy, Inc.	28,200	$1,530,414

		32,190,243

Electrical Equipment — 1.4%
Generac Holdings, Inc.*(a)	105,305	3,925,770
General Cable Corp.(a)	326,800	5,866,060
Regal Beloit Corp.	65,652	4,966,574

		14,758,404

Electronic Equipment, Instruments & Components — 3.2%
Anixter International, Inc.*	7,100	563,030
Benchmark Electronics, Inc.*	122,300	3,889,140
Coherent, Inc.*	19,058	3,919,087
Insight Enterprises, Inc.*	178,300	7,326,347
Kimball Electronics, Inc.*	123,575	2,094,596
Novanta, Inc.*	12,600	334,530
Plexus Corp.*(a)	47,400	2,739,720
Sanmina Corp.*	210,068	8,528,761
Tech Data Corp.*	19,100	1,793,490
Vishay Intertechnology, Inc.(a)	186,500	3,067,925
Vishay Precision Group, Inc.*	24,800	391,840

		34,648,466

Energy Equipment & Services — 0.7%
Archrock, Inc.	121,600	1,507,840
Exterran Corp.*	102,200	3,214,190
McDermott International, Inc.*(a)	354,000	2,389,500

		7,111,530

Equity Real Estate Investment Trusts (REITs) — 7.7%
Agree Realty Corp.	3,600	172,656
American Assets Trust, Inc.	13,300	556,472
American Campus Communities, Inc.	42,300	2,013,057
Ashford Hospitality Trust, Inc.	585,100	3,727,087
Bluerock Residential Growth REIT, Inc.(a)	32,600	401,306
Cedar Realty Trust, Inc.	55,200	277,104
Chatham Lodging Trust	9,400	185,650
Chesapeake Lodging Trust	47,100	1,128,516
CoreSite Realty Corp.(a)	33,000	2,971,650
Corporate Office Properties Trust	189,624	6,276,554
Cousins Properties, Inc.(a)	344,708	2,850,735
CyrusOne, Inc.	8,500	437,495
DCT Industrial Trust, Inc.	86,400	4,157,568
DiamondRock Hospitality Co.(a)	369,900	4,124,385
EastGroup Properties, Inc.	4,800	352,944
Education Realty Trust, Inc.	138,026	5,638,362
FelCor Lodging Trust, Inc.	34,300	257,593
First Industrial Realty Trust, Inc.	114,500	3,049,135
Franklin Street Properties Corp.	12,000	145,680
GEO Group, Inc. (The)	152,300	7,062,151
Government Properties Income Trust	10,900	228,137
Highwoods Properties, Inc.	35,000	1,719,550
Hudson Pacific Properties, Inc.	23,200	803,648
InfraREIT, Inc.	40,000	720,000
Kite Realty Group Trust	76,500	1,644,750
Lexington Realty Trust	258,560	2,580,429
National Storage Affiliates Trust	37,400	893,860
NexPoint Residential Trust, Inc.	31,230	754,517
Parkway, Inc.(a)	44,074	876,632
QTS Realty Trust, Inc. (Class A Stock)	13,200	643,500

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
RAIT Financial Trust	548,600	$1,755,520
Ramco-Gershenson Properties Trust	30,200	423,404
Regency Centers Corp.	63,403	4,209,325
Retail Opportunity Investments Corp.	152,900	3,215,487
Rexford Industrial Realty, Inc.	66,700	1,502,084
RLJ Lodging Trust	48,900	1,149,639
Silver Bay Realty Trust Corp.	72,300	1,552,281
Summit Hotel Properties, Inc.	249,100	3,980,618
Sun Communities, Inc.	15,600	1,253,148
Sunstone Hotel Investors, Inc.	193,602	2,967,919
Xenia Hotels & Resorts, Inc.	221,500	3,781,005

		82,441,553

Food & Staples Retailing — 1.0%
Performance Food Group Co.*	139,400	3,317,719
SpartanNash Co.	157,900	5,524,921
SUPERVALU, Inc.*	203,700	786,282
US Foods Holding Corp.*	28,000	783,440

		10,412,362

Food Products — 2.4%
Darling Ingredients, Inc.*	278,877	4,049,294
Dean Foods Co.(a)	115,800	2,276,628
Hain Celestial Group, Inc. (The)*	161,833	6,020,188
Snyder’s-Lance, Inc.(a)	76,653	3,089,882
TreeHouse Foods, Inc.*(a)	126,414	10,702,209

		26,138,201

Gas Utilities — 1.1%
New Jersey Resources Corp.	97,500	3,861,000
Southwest Gas Holdings, Inc.	56,500	4,684,415
Spire, Inc.	25,400	1,714,500
WGL Holdings, Inc.	18,300	1,510,299

		11,770,214

Health Care Equipment & Supplies — 0.2%
AngioDynamics, Inc.*	47,800	829,330
Invacare Corp.(a)	95,900	1,141,210

		1,970,540

Health Care Providers & Services — 3.3%
Addus HomeCare Corp.*	36,300	1,161,600
Community Health Systems, Inc.*(a)	311,600	2,763,892
Cross Country Healthcare, Inc.*	167,500	2,405,300
Envision Healthcare Corp.*(a)	98,224	6,023,096
HealthSouth Corp.(a)	143,179	6,129,493
Kindred Healthcare, Inc.	53,700	448,395
Magellan Health, Inc.*	25,300	1,746,965
Molina Healthcare, Inc.*	56,700	2,585,520
Owens & Minor, Inc.(a)	155,700	5,387,220
Patterson Cos., Inc.(a)	130,019	5,880,759
WellCare Health Plans, Inc.*	8,000	1,121,680

		35,653,920

Hotels, Restaurants & Leisure — 0.3%
Buffalo Wild Wings, Inc.*	17,909	2,735,600
Pinnacle Entertainment, Inc.*	27,200	530,944
Speedway Motorsports, Inc.	8,118	152,943

		3,419,487

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Household Durables — 0.4%
Beazer Homes USA, Inc.*	117,500	$1,425,275
Libbey, Inc.	62,800	915,624
Lifetime Brands, Inc.	83,100	1,670,310
NACCO Industries, Inc. (Class A Stock)	5,900	411,820

		4,423,029

Household Products — 0.7%
Central Garden & Pet Co. (Class A Stock)*	213,000	7,395,360

Independent Power & Renewable Electricity Producers — 0.5%
Ormat Technologies, Inc.	65,600	3,744,448
TerraForm Global, Inc. (Class A Stock)*	405,700	1,947,360

		5,691,808

Insurance — 4.5%
American Equity Investment Life Holding Co.	296,900	7,015,747
AmTrust Financial Services, Inc.(a)	57,438	1,060,305
Aspen Insurance Holdings Ltd. (Bermuda)	29,500	1,535,475
Assured Guaranty Ltd.	22,600	838,685
CNO Financial Group, Inc.	237,046	4,859,443
Federated National Holding Co.	39,900	695,457
First American Financial Corp.	56,200	2,207,536
Hanover Insurance Group, Inc. (The)	65,710	5,917,843
Horace Mann Educators Corp.	181,586	7,454,105
Infinity Property & Casualty Corp.	49,498	4,727,058
Kinsale Capital Group, Inc.	17,600	563,904
Maiden Holdings Ltd.	88,000	1,231,999
Selective Insurance Group, Inc.	37,300	1,758,695
Stewart Information Services Corp.(a)	59,200	2,615,456
United Fire Group, Inc.	7,000	299,390
Universal Insurance Holdings, Inc.(a)	5,000	122,500
Validus Holdings Ltd.	93,823	5,290,679

		48,194,277

Internet Software & Services — 0.4%
Bankrate, Inc.*	45,400	438,110
Bazaarvoice, Inc.*	231,000	993,300
Limelight Networks, Inc.*	331,200	854,496
RetailMeNot, Inc.*	199,100	1,612,710

		3,898,616

IT Services — 2.8%
Blackhawk Network Holdings, Inc.*	210,386	8,541,672
CACI International, Inc. (Class A Stock)*	29,848	3,501,170
CSRA, Inc.	188,056	5,508,160
ExlService Holdings, Inc.*	69,713	3,301,608
Sykes Enterprises, Inc.*	95,300	2,801,820
Unisys Corp.*(a)	191,300	2,668,635
Virtusa Corp.*(a)	131,657	3,978,675

		30,301,740

Leisure Products — 0.3%
Acushnet Holdings Corp.*(a)	27,100	468,288
Callaway Golf Co.	217,306	2,405,577
JAKKS Pacific, Inc.*(a)	137,500	756,250

		3,630,115

Life Sciences Tools & Services — 0.5%
Charles River Laboratories International, Inc.*	55,949	5,032,613

	Shares	Value
COMMON STOCKS (Continued)
Machinery — 4.1%
Actuant Corp. (Class A Stock)	128,409	$3,383,577
Altra Industrial Motion Corp.	72,990	2,842,961
Columbus McKinnon Corp.	52,600	1,305,532
EnPro Industries, Inc.	97,087	6,908,711
FreightCar America, Inc.	18,300	229,299
Global Brass & Copper Holdings, Inc.	177,400	6,102,560
Hurco Cos., Inc.	5,000	155,500
Hyster-Yale Materials Handling, Inc.	16,500	930,435
ITT, Inc.	115,413	4,734,241
Kadant, Inc.	48,600	2,884,410
Kennametal, Inc.	15,200	596,296
Meritor, Inc.*	257,600	4,412,688
Standex International Corp.	53,739	5,381,961
TriMas Corp.*	191,899	3,981,904

		43,850,075

Media — 0.4%
Sinclair Broadcast Group, Inc. (Class A Stock)	69,716	2,823,498
tronc, Inc.*(a)	87,500	1,218,000

		4,041,498

Metals & Mining — 1.0%
AK Steel Holding Corp.*(a)	603,800	4,341,322
Allegheny Technologies, Inc.*(a)	200,683	3,604,267
Cliffs Natural Resources, Inc.*(a)	177,500	1,457,275
Commercial Metals Co.	20,600	394,078
Ryerson Holding Corp.*	6,900	86,940
Schnitzer Steel Industries, Inc. (Class A Stock)	16,500	340,725

		10,224,607

Mortgage Real Estate Investment Trusts (REITs) — 1.5%
AG Mortgage Investment Trust, Inc.	15,400	277,970
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	255,880	7,922,045
Capstead Mortgage Corp.(a)	418,703	4,413,130
Redwood Trust, Inc.(a)	241,500	4,011,315

		16,624,460

Multi-Utilities — 0.4%
NorthWestern Corp.	69,091	4,055,642
Unitil Corp.	13,000	585,390

		4,641,032

Oil, Gas & Consumable Fuels — 3.4%
Abraxas Petroleum Corp.*	1,156,700	2,336,534
Bill Barrett Corp.*(a)	264,800	1,204,840
Callon Petroleum Co.*	268,108	3,528,301
Carrizo Oil & Gas, Inc.*(a)	140,724	4,033,150
Clayton Williams Energy, Inc.*	12,800	1,690,624
Delek US Holdings, Inc.(a)	165,600	4,019,112
Denbury Resources, Inc.*(a)	785,600	2,026,848
Eclipse Resources Corp.*	316,200	803,148
EP Energy Corp. (Class A Stock)*(a)	177,000	840,750
Green Plains, Inc.(a)	22,100	546,975
Oasis Petroleum, Inc.*	58,800	838,488
Pacific Ethanol, Inc.*	103,100	706,235
Renewable Energy Group, Inc.*(a)	31,400	328,130
REX American Resources Corp.*(a)	3,900	352,911

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
SemGroup Corp. (Class A Stock)	81,900	$2,948,400
SRC Energy, Inc.*(a)	452,932	3,822,746
Westmoreland Coal Co.*	125,100	1,816,452
World Fuel Services Corp.	141,980	5,146,774

		36,990,418

Paper & Forest Products — 0.3%
P.H. Glatfelter Co.	27,100	589,154
Schweitzer-Mauduit International, Inc.	68,800	2,849,696

		3,438,850

Pharmaceuticals — 0.3%
Amphastar Pharmaceuticals, Inc.*	35,000	507,500
Impax Laboratories, Inc.*	5,700	72,105
Lannett Co., Inc.*(a)	15,200	339,720
Medicines Co. (The)*(a)	27,200	1,330,080
Revance Therapeutics, Inc.*	27,100	563,680

		2,813,085

Professional Services — 2.1%
Acacia Research Corp.*	235,900	1,356,425
Heidrick & Struggles International, Inc.	31,000	816,850
Huron Consulting Group, Inc.*	103,545	4,359,245
Kelly Services, Inc. (Class A Stock)	103,800	2,269,068
Korn/Ferry International	194,084	6,111,705
TriNet Group, Inc.*	128,336	3,708,910
TrueBlue, Inc.*	154,400	4,222,840

		22,845,043

Road & Rail — 0.9%
ArcBest Corp.	227,600	5,917,600
Roadrunner Transportation Systems, Inc.*	163,400	1,122,558
YRC Worldwide, Inc.*	273,700	3,013,437

		10,053,595

Semiconductors & Semiconductor Equipment — 2.8%
Advanced Micro Devices, Inc.*(a)	44,900	653,295
Alpha & Omega Semiconductor Ltd.*	112,019	1,925,607
Amkor Technology, Inc.*	344,300	3,990,437
First Solar, Inc.*(a)	18,000	487,800
IXYS Corp.*	249,100	3,624,405
MACOM Technology Solutions Holdings, Inc.*(a)	111,326	5,377,046
MKS Instruments, Inc.(a)	44,441	3,055,319
Semtech Corp.*	143,249	4,841,816
Ultra Clean Holdings, Inc.*	295,400	4,983,398
Xcerra Corp.*	94,500	840,105

		29,779,228

Software — 1.6%
A10 Networks, Inc.*	78,500	718,275
BroadSoft, Inc.*(a)	87,210	3,505,841
PTC, Inc.*	39,896	2,096,535
QAD, Inc. (Class A Stock)	23,700	660,045
RingCentral, Inc. (Class A Stock)*	9,600	271,680
Rubicon Project, Inc. (The)*	38,500	226,765
Take-Two Interactive Software, Inc.*	93,800	5,559,526
TiVo Corp.	199,250	3,735,938

		16,774,605

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail — 3.3%
Caleres, Inc.	56,000	$1,479,520
Children’s Place, Inc. (The)(a)	38,600	4,633,930
DSW, Inc. (Class A Stock)(a)	158,112	3,269,756
Express, Inc.*	86,169	785,000
Michaels Cos., Inc. (The)*	146,514	3,280,448
Murphy USA, Inc.*(a)	119,590	8,780,298
Office Depot, Inc.	1,339,100	6,246,902
Pier 1 Imports, Inc.	221,400	1,585,224
Tailored Brands, Inc.(a)	326,117	4,872,188

		34,933,266

Technology Hardware, Storage & Peripherals — 0.6%
Diebold Nixdorf, Inc.(a)	193,223	5,931,946

Textiles, Apparel & Luxury Goods — 0.9%
Iconix Brand Group, Inc.*(a)	412,400	3,101,248
Movado Group, Inc.(a)	19,800	494,010
Oxford Industries, Inc.(a)	47,082	2,695,915
Perry Ellis International, Inc.*	38,200	820,536
Steven Madden Ltd.*	77,649	2,993,369

		10,105,078

Thrifts & Mortgage Finance — 1.7%
Charter Financial Corp.	39,300	773,031
Dime Community Bancshares, Inc.	73,200	1,485,960
First Defiance Financial Corp.	15,000	742,650
Flagstar Bancorp, Inc.*	42,870	1,208,505
HomeStreet, Inc.*	31,900	891,605
Meta Financial Group, Inc.(a)	32,400	2,867,400
MGIC Investment Corp.*	119,400	1,209,522
PennyMac Financial Services, Inc. (Class A Stock)*	131,200	2,236,960
Provident Financial Holdings, Inc.	8,900	165,985
Provident Financial Services, Inc.	25,600	661,760
United Community Financial Corp.	38,900	324,426
Walker & Dunlop, Inc.*(a)	123,800	5,161,222
WSFS Financial Corp.	5,000	229,750

		17,958,776

Trading Companies & Distributors — 0.7%
Applied Industrial Technologies, Inc.	4,300	265,955
DXP Enterprises, Inc.*	42,300	1,601,901
MRC Global, Inc.*	234,500	4,298,385
Titan Machinery, Inc.*	55,800	855,972

		7,022,213

Water Utilities — 0.2%
Artesian Resources Corp. (Class A Stock)	6,100	198,616
California Water Service Group	23,200	831,720
Consolidated Water Co., Ltd. (Cayman Islands)(a)	53,200	619,779

		1,650,115

Wireless Telecommunication Services — 0.0%
NII Holdings, Inc.*	100	130

TOTAL COMMON STOCKS (cost $853,877,407)		1,051,077,559

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
UNAFFILIATED EXCHANGE TRADED FUND — 0.2%
iShares Russell 2000 Value ETF (cost $2,117,825)	18,096	$2,138,223

TOTAL LONG-TERM INVESTMENTS (cost $855,995,232)		1,053,215,782

SHORT-TERM INVESTMENTS — 19.1%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	17,283,512	17,283,512
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $187,777,599; includes $187,601,724 of cash collateral for securities on loan)(b)(w)	187,732,863	187,770,409

TOTAL SHORT-TERM INVESTMENTS (cost $205,061,111)		205,053,921

Value
TOTAL INVESTMENTS — 117.2% (cost $1,061,056,343)	$1,258,269,703
Liabilities in excess of other assets(z) — (17.2)%	(184,984,925)

NET ASSETS — 100.0%	$1,073,284,778

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $183,107,699; cash collateral of $187,601,724 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Position:
212	Russell 2000 Mini Index	Jun. 2017	$14,426,825	$14,674,640	$247,815

Cash of $956,000 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at March 31, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$20,819,080	$—	$—
Air Freight & Logistics	2,888,945	—	—
Airlines	6,292,715	—	—
Auto Components	15,299,416	—	—
Banks	203,960,952	—	—
Biotechnology	13,390,490	—	—
Building Products	3,396,443	—	—
Capital Markets	15,276,845	—	—
Chemicals	28,372,782	—	—
Commercial Services & Supplies	44,830,717	—	—
Communications Equipment	4,525,610	—	—
Construction & Engineering	14,382,937	—	—
Consumer Finance	15,357,659	—	—

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Level 1	Level 2	Level 3
Containers & Packaging	$7,478,167	$—	$—
Diversified Consumer Services	1,689,030	—	—
Diversified Financial Services	535,600	—	—
Diversified Telecommunication Services	3,819,673	—	—
Electric Utilities	32,190,243	—	—
Electrical Equipment	14,758,404	—	—
Electronic Equipment, Instruments & Components	34,648,466	—	—
Energy Equipment & Services	7,111,530	—	—
Equity Real Estate Investment Trusts (REITs)	82,441,553	—	—
Food & Staples Retailing	10,412,362	—	—
Food Products	26,138,201	—	—
Gas Utilities	11,770,214	—	—
Health Care Equipment & Supplies	1,970,540	—	—
Health Care Providers & Services	35,653,920	—	—
Hotels, Restaurants & Leisure	3,419,487	—	—
Household Durables	4,423,029	—	—
Household Products	7,395,360	—	—
Independent Power & Renewable Electricity Producers	5,691,808	—	—
Insurance	48,194,277	—	—
Internet Software & Services	3,898,616	—	—
IT Services	30,301,740	—	—
Leisure Products	3,630,115	—	—
Life Sciences Tools & Services	5,032,613	—	—
Machinery	43,850,075	—	—
Media	4,041,498	—	—
Metals & Mining	10,224,607	—	—
Mortgage Real Estate Investment Trusts (REITs)	16,624,460	—	—
Multi-Utilities	4,641,032	—	—
Oil, Gas & Consumable Fuels	36,990,418	—	—
Paper & Forest Products	3,438,850	—	—
Pharmaceuticals	2,813,085	—	—
Professional Services	22,845,043	—	—
Road & Rail	10,053,595	—	—
Semiconductors & Semiconductor Equipment	29,779,228	—	—
Software	16,774,605	—	—
Specialty Retail	34,933,266	—	—
Technology Hardware, Storage & Peripherals	5,931,946	—	—
Textiles, Apparel & Luxury Goods	10,105,078	—	—
Thrifts & Mortgage Finance	17,958,776	—	—
Trading Companies & Distributors	7,022,213	—	—
Water Utilities	1,650,115	—	—
Wireless Telecommunication Services	130	—	—
Unaffiliated Exchange Traded Fund	2,138,223	—	—
Affiliated Mutual Funds	205,053,921	—	—
Other Financial Instruments*
Futures Contracts	247,815	—	—

Total	$1,258,517,518	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Equity contracts	$247,815

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.5%
COMMON STOCKS — 54.2%
Aerospace & Defense — 0.8%
Boeing Co. (The)	260,100	$46,001,286
BWX Technologies, Inc.	10,000	476,000
DigitalGlobe, Inc.*	72,360	2,369,790
HEICO Corp. (Class A Stock)	16,397	1,229,775
Meggitt PLC (United Kingdom)	2,297,720	12,824,202
Northrop Grumman Corp.	77,200	18,361,248
Rockwell Collins, Inc.	136,800	13,291,488
TASER International, Inc.*(a)	64,600	1,472,234
Textron, Inc.	383,900	18,269,801
Triumph Group, Inc.(a)	85,000	2,188,750

		116,484,574

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.(a)	120,342	9,301,233
FedEx Corp.	128,500	25,076,775
XPO Logistics, Inc.*(a)	83,400	3,994,026

		38,372,034

Airlines — 0.4%
Alaska Air Group, Inc.	21,600	1,991,952
American Airlines Group, Inc.(a)	485,800	20,549,340
Delta Air Lines, Inc.	437,200	20,093,712
United Continental Holdings, Inc.*	273,000	19,284,720

		61,919,724

Auto Components — 0.3%
Adient PLC	31,900	2,318,173
Aisin Seiki Co. Ltd. (Japan)	110,600	5,447,286
Autoliv, Inc. (Sweden)	92,476	9,471,383
Gentherm, Inc.*	74,800	2,935,900
GKN PLC (United Kingdom)	2,079,377	9,471,056
Koito Manufacturing Co. Ltd. (Japan)	72,900	3,799,435
Sumitomo Rubber Industries Ltd. (Japan)	347,800	5,934,192

		39,377,425

Automobiles — 0.6%
Bayerische Motoren Werke AG (Germany)	94,389	8,612,251
Harley-Davidson, Inc.(a)	123,393	7,465,277
Honda Motor Co. Ltd. (Japan)	709,300	21,413,088
Suzuki Motor Corp. (Japan)(a)	281,200	11,679,283
Tesla, Inc.*(a)	68,860	19,163,738
Toyota Motor Corp. (Japan)(a)	318,400	17,282,067

		85,615,704

Banks — 4.6%
Ameris Bancorp(a)	72,300	3,333,030
Australia & New Zealand Banking Group Ltd. (Australia)	1,028,197	24,965,328
Bank of America Corp.	1,095,891	25,852,069
BankUnited, Inc.	107,300	4,003,363
Barclays PLC (United Kingdom), ADR(a)	535,206	6,015,715
BNC Bancorp	81,900	2,870,595
BNP Paribas SA (France)	396,826	26,406,495
Bridge Bancorp, Inc.	48,100	1,683,500
Citigroup, Inc.	1,081,131	64,673,256
Citizens Financial Group, Inc.	445,400	15,388,570
CoBiz Financial, Inc.	69,192	1,162,426
Commerzbank AG (Germany)	432,048	3,914,503
Danske Bank A/S (Denmark)	380,193	12,963,032

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
DBS Group Holdings Ltd. (Singapore)	1,264,762	$17,519,355
DNB ASA (Norway)	1,581,072	25,105,173
East West Bancorp, Inc.	74,500	3,844,945
Erste Group Bank AG (Austria)*	141,835	4,618,429
Fifth Third Bancorp	1,062,200	26,979,880
First Republic Bank	229,702	21,548,345
Hilltop Holdings, Inc.	113,100	3,106,857
Home BancShares, Inc.(a)	145,336	3,934,246
ING Groep NV (Netherlands)	1,709,659	25,823,232
Intesa Sanpaolo SpA (Italy)	5,243,333	14,262,461
JPMorgan Chase & Co.	1,009,868	88,706,805
KeyCorp	1,192,480	21,202,294
Lloyds Banking Group PLC (United Kingdom)	20,796,397	17,295,937
National Bank Holdings Corp. (Class A Stock)	42,300	1,374,750
National Bank of Canada (Canada)	383,200	16,090,452
Nordea Bank AB (Sweden)	1,701,598	19,413,257
Popular, Inc. (Puerto Rico)	77,200	3,144,356
Prosperity Bancshares, Inc.(a)	43,110	3,005,198
Signature Bank*	19,900	2,952,961
Standard Chartered PLC (United Kingdom)*	772,170	7,385,734
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	386,581	13,395,773
SVB Financial Group*	28,800	5,359,392
Svenska Handelsbanken AB (Sweden) (Class A Stock)(a)	1,420,064	19,460,638
Swedbank AB (Sweden) (Class A Stock)(a)	15,251	352,885
Texas Capital Bancshares, Inc.*	35,660	2,975,827
Towne Bank	107,200	3,473,280
U.S. Bancorp	143,300	7,379,950
United Overseas Bank Ltd. (Singapore)	623,700	9,851,515
Webster Financial Corp.(a)	76,900	3,848,076
Wells Fargo & Co.	1,428,608	79,516,321
Westamerica Bancorporation(a)	8,000	446,640
Western Alliance Bancorp*	90,200	4,427,918

		671,034,764

Beverages — 1.0%
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	8,300	1,200,595
Coca-Cola Co. (The)	734,700	31,180,668
Diageo PLC (United Kingdom)	596,985	17,094,750
Dr. Pepper Snapple Group, Inc.	195,000	19,094,400
Kirin Holdings Co. Ltd. (Japan)	642,700	12,157,529
Molson Coors Brewing Co. (Class B Stock)	113,100	10,824,801
PepsiCo, Inc.	443,846	49,648,614

		141,201,357

Biotechnology — 1.3%
AbbVie, Inc.	171,300	11,161,907
Acceleron Pharma, Inc.*	92,900	2,459,063
Alexion Pharmaceuticals, Inc.*	150,319	18,224,676
Alnylam Pharmaceuticals, Inc.*(a)	44,000	2,255,000
Amgen, Inc.	154,300	25,316,001
Biogen, Inc.*	64,700	17,690,274
BioMarin Pharmaceutical, Inc.*	48,100	4,222,218
Celgene Corp.*	86,800	10,800,524
CSL Ltd. (Australia)	71,628	6,858,086

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Exelixis, Inc.*	327,100	$7,088,257
Gilead Sciences, Inc.	242,396	16,463,536
Incyte Corp.*	96,900	12,952,623
Ionis Pharmaceuticals, Inc.*(a)	76,700	3,083,340
Neurocrine Biosciences, Inc.*	59,000	2,554,700
Regeneron Pharmaceuticals, Inc.*	18,100	7,013,931
Sage Therapeutics, Inc.*(a)	10,900	774,663
Shire PLC, ADR(a)	146,040	25,444,549
United Therapeutics Corp.*(a)	18,700	2,531,606
Vertex Pharmaceuticals, Inc.*	136,667	14,944,536

		191,839,490

Building Products — 0.2%
A.O. Smith Corp.	43,800	2,240,808
Allegion PLC	134,899	10,211,854
Fortune Brands Home & Security, Inc.	25,454	1,548,876
Johnson Controls International PLC(a)	465,418	19,603,406
Quanex Building Products Corp.(a)	119,900	2,427,975

		36,032,919

Capital Markets — 1.2%
Ameriprise Financial, Inc.	86,506	11,218,098
BlackRock, Inc.(a)	16,900	6,481,319
CBOE Holdings, Inc.	142,800	11,576,796
Charles Schwab Corp. (The)	502,902	20,523,431
Close Brothers Group PLC (United Kingdom)	127,191	2,451,842
CME Group, Inc.	53,280	6,329,664
E*TRADE Financial Corp.*	83,100	2,899,359
FactSet Research Systems, Inc.	20,200	3,331,182
Financial Engines, Inc.(a)	82,500	3,592,875
GAM Holding AG (Switzerland)*	528,086	6,507,142
Intercontinental Exchange, Inc.	236,270	14,145,485
Janus Capital Group, Inc.	92,300	1,218,360
Legg Mason, Inc.(a)	134,700	4,864,017
Macquarie Group Ltd. (Australia)	194,409	13,394,144
Morgan Stanley	766,700	32,845,428
S&P Global, Inc.	67,499	8,824,819
State Street Corp.	150,571	11,986,957
TD Ameritrade Holding Corp.	414,700	16,115,242
Waddell & Reed Financial, Inc. (Class A Stock)(a)	56,100	953,700

		179,259,860

Chemicals — 1.5%
Agrium, Inc. (Canada)(a)	30,500	2,914,275
AgroFresh Solutions, Inc.*(a)	126,000	550,620
Air Liquide SA (France)	96,705	11,041,687
Air Products & Chemicals, Inc.	140,592	19,020,692
Akzo Nobel NV (Netherlands)	4,759	393,969
American Vanguard Corp.	3,000	49,800
Asahi Kasei Corp. (Japan)(a)	1,423,000	13,826,474
Ashland Global Holdings, Inc.	175,825	21,768,893
Axalta Coating Systems Ltd.*	5,400	173,879
BASF SE (Germany)	145,107	14,367,624
Cabot Corp.	25,300	1,515,723
Celanese Corp. (Class A Stock)	38,300	3,441,255
CF Industries Holdings, Inc.(a)	265,500	7,792,425
Corbion NV (Netherlands)	6,116	167,319

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Covestro AG (Germany), 144A	95,835	$7,383,030
Croda International PLC (United Kingdom)	11,238	501,960
E.I. du Pont de Nemours & Co.	501,700	40,301,561
Flotek Industries, Inc.*(a)	186,340	2,383,289
Incitec Pivot Ltd. (Australia)	93,451	268,293
KMG Chemicals, Inc.	69,500	3,201,865
Koninklijke DSM NV (Netherlands)	1,355	91,638
Linde AG (Germany)	2,876	479,203
Minerals Technologies, Inc.	39,600	3,033,360
Monsanto Co.	107,200	12,135,040
OCI NV (Netherlands)*	9,225	177,037
Orion Engineered Carbons SA (Luxembourg)	8,100	166,049
PolyOne Corp.	18,700	637,483
PPG Industries, Inc.	6,300	662,004
Praxair, Inc.	137,461	16,302,875
RPM International, Inc.	276,800	15,232,304
Senomyx, Inc.*(a)	101,500	100,546
Sherwin-Williams Co. (The)	14,200	4,404,698
Symrise AG (Germany)	4,378	291,144
Tosoh Corp. (Japan)	390,000	3,431,425
Umicore SA (Belgium)	137,312	7,819,819
Valvoline, Inc.(a)	6,290	154,420
Victrex PLC (United Kingdom)	18,207	433,915
Yara International ASA (Norway)	8,538	328,865

		216,946,458

Commercial Services & Supplies — 0.3%
Copart, Inc.*	43,600	2,700,148
HNI Corp.	46,600	2,147,794
KAR Auction Services, Inc.	22,200	969,474
Mobile Mini, Inc.(a)	44,750	1,364,875
Rollins, Inc.(a)	87,200	3,237,736
Stericycle, Inc.*(a)	159,000	13,179,510
Waste Connections, Inc. (Canada)	219,500	19,364,290

		42,963,827

Communications Equipment — 0.6%
Cisco Systems, Inc.	1,546,694	52,278,257
Harris Corp.	195,700	21,775,539
Palo Alto Networks, Inc.*	27,900	3,143,772
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)(a)	1,062,168	7,091,425

		84,288,993

Construction & Engineering — 0.0%
Aegion Corp.*	60,600	1,388,346
Granite Construction, Inc.	6,900	346,311
Valmont Industries, Inc.	10,700	1,663,850

		3,398,507

Construction Materials — 0.2%
Martin Marietta Materials, Inc.	51,900	11,327,175
Vulcan Materials Co.	137,800	16,602,144

		27,929,319

Consumer Finance — 0.1%
Ally Financial, Inc.	198,000	4,025,340
Credit Saison Co. Ltd. (Japan)	394,600	7,071,625

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Consumer Finance (cont’d.)
SLM Corp.*	352,600	$4,266,460

		15,363,425

Containers & Packaging — 0.3%
Amcor Ltd. (Australia)	950,506	10,933,089
Ball Corp.	364,000	27,030,640
Bemis Co., Inc.(a)	62,200	3,039,092
Graphic Packaging Holding Co.	216,700	2,788,929
International Paper Co.	74,815	3,799,106
Myers Industries, Inc.	140,800	2,231,680
Orora Ltd. (Australia)	143,806	325,138
Vidrala SA (Spain)	5,051	261,480

		50,409,154

Distributors — 0.1%
Core-Mark Holding Co., Inc.	30,100	938,819
LKQ Corp.*	214,100	6,266,707

		7,205,526

Diversified Consumer Services — 0.0%
Ascent Capital Group, Inc. (Class A Stock)*	44,742	632,204
Service Corp. International(a)	109,400	3,378,272

		4,010,476

Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc. (Class B Stock)*	198,098	33,018,975
Challenger Ltd. (Australia)	1,644,122	15,758,061
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	1,444,100	7,216,778

		55,993,814

Diversified Telecommunication Services — 1.1%
AT&T, Inc.	846,415	35,168,543
KT Corp. (South Korea)	290,008	8,278,122
Nippon Telegraph & Telephone Corp. (Japan)	776,600	33,202,229
TDC A/S (Denmark)	2,437,761	12,555,126
Telecom Italia SpA (Italy)*	8,709,247	6,358,481
Telefonica Deutschland Holding AG (Germany)	3,526,400	17,483,229
Telefonica SA (Spain)	1,195,314	13,379,585
Telstra Corp. Ltd. (Australia)	907,619	3,229,635
Verizon Communications, Inc.	754,000	36,757,500

		166,412,450

Electric Utilities — 1.1%
Edison International	218,900	17,426,629
Eversource Energy	98,500	5,789,830
Exelon Corp.	345,100	12,416,698
Great Plains Energy, Inc.	183,200	5,353,104
NextEra Energy, Inc.	296,600	38,074,542
OGE Energy Corp.	96,300	3,368,574
PG&E Corp.	564,778	37,478,668
PNM Resources, Inc.	78,400	2,900,800
Portland General Electric Co.	65,700	2,918,394
Red Electrica Corp. SA (Spain)	24,526	470,273
Southern Co. (The)	537,500	26,756,750
SSE PLC (United Kingdom)	382,621	7,071,234

		160,025,496

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment — 0.6%
ABB Ltd. (Switzerland)*	653,579	$15,297,345
Acuity Brands, Inc.(a)	42,600	8,690,400
Emerson Electric Co.	86,500	5,177,890
Gamesa Corp. Tecnologica SA (Spain)	7,831	185,241
Legrand SA (France)	211,415	12,726,710
Mitsubishi Electric Corp. (Japan)	1,983,100	28,573,099
Sensata Technologies Holding NV*(a)	243,300	10,624,911
Vestas Wind Systems A/S (Denmark)	1,792	145,762

		81,421,358

Electronic Equipment, Instruments & Components — 0.3%
AVX Corp.	122,800	2,011,463
Belden, Inc.	19,750	1,366,503
Coherent, Inc.*	19,200	3,948,288
Control4 Corp.*	88,500	1,397,415
Hamamatsu Photonics KK (Japan)(a)	184,200	5,316,484
Keysight Technologies, Inc.*	205,000	7,408,700
Omron Corp. (Japan)	225,300	9,899,419
TE Connectivity Ltd.(a)	230,200	17,161,409

		48,509,681

Energy Equipment & Services — 0.3%
Aker Solutions ASA (Norway)*	72,506	437,602
Baker Hughes, Inc.	218,500	13,070,670
Dril-Quip, Inc.*(a)	45,900	2,503,845
Exterran Corp.*	94,450	2,970,453
Frank’s International NV(a)	13,100	138,467
Halliburton Co.	8,500	418,285
Oceaneering International, Inc.(a)	31,700	858,436
SBM Offshore NV (Netherlands)	27,284	447,313
Schlumberger Ltd.	74,168	5,792,521
TechnipFMC PLC (United Kingdom)*	177,289	5,761,893
Tenaris SA (Luxembourg)	35,358	611,425
Tesco Corp.*	183,760	1,479,268
US Silica Holdings, Inc.	9,433	452,690
WorleyParsons Ltd. (Australia)*	783,423	6,585,819

		41,528,687

Equity Real Estate Investment Trusts (REITs) — 2.1%
Acadia Realty Trust	97,871	2,942,002
Alexandria Real Estate Equities, Inc.(a)	10,300	1,138,356
American Campus Communities, Inc.	34,341	1,634,288
American Tower Corp.	203,135	24,689,028
AvalonBay Communities, Inc.(a)	91,190	16,742,484
Boardwalk Real Estate Investment Trust (Canada)	9,100	322,779
Boston Properties, Inc.	22,350	2,959,364
Brookfield Canada Office Properties (Canada)	23,200	545,174
Camden Property Trust	57,542	4,629,829
Canadian Real Estate Investment Trust (Canada)	10,700	390,071
CapitaLand Mall Trust (Singapore)	568,900	800,976
Charter Hall Retail REIT (Australia)	159,907	530,215
Concentradora Fibra Danhos SA de CV (Mexico)	229,900	380,665
Crown Castle International Corp.	133,694	12,627,398
DCT Industrial Trust, Inc.	29,148	1,402,602
Derwent London PLC (United Kingdom)	15,603	549,649

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Douglas Emmett, Inc.	72,000	$2,764,800
Duke Realty Corp.	76,700	2,014,909
EastGroup Properties, Inc.	30,300	2,227,959
Equinix, Inc.	31,000	12,411,470
Equity Commonwealth*	85,000	2,653,700
Equity Residential	354,200	22,038,324
Essex Property Trust, Inc.	14,852	3,438,684
Federal Realty Investment Trust	16,614	2,217,969
Gecina SA (France)	6,425	871,161
GGP, Inc.(a)	583,360	13,522,285
Great Portland Estates PLC (United Kingdom)	575,223	4,695,057
Healthcare Realty Trust, Inc.	36,200	1,176,500
Highwoods Properties, Inc.	13,700	673,081
Host Hotels & Resorts, Inc.	53,900	1,005,774
Hudson Pacific Properties, Inc., REIT	19,583	678,355
Kilroy Realty Corp.	22,900	1,650,632
Kimco Realty Corp.	49,900	1,102,291
Klepierre (France)	23,986	931,872
LaSalle Hotel Properties(a)	107,800	3,120,810
Macerich Co. (The)	41,300	2,659,720
Mitsui Fudosan Logistics Park, Inc. (Japan)*	120	354,271
Mori Hills REIT Investment Corp. (Japan)	510	683,933
Nippon Accommodations Fund, Inc. (Japan)	251	1,090,637
Nippon Prologis REIT, Inc. (Japan)	213	461,717
Paramount Group, Inc.	198,700	3,220,927
Pebblebrook Hotel Trust(a)	17,000	496,570
Prologis, Inc.	83,500	4,331,980
PS Business Parks, Inc.	4,600	527,896
Public Storage	14,540	3,182,951
Rayonier, Inc.	109,145	3,093,169
Regency Centers Corp.	232,533	15,437,866
RLJ Lodging Trust	13,230	311,037
Saul Centers, Inc.	22,800	1,404,936
SBA Communications Corp.*	36,400	4,381,468
Scentre Group (Australia)	3,857,338	12,645,647
Shaftesbury PLC (United Kingdom)	90,792	1,040,983
Simon Property Group, Inc.	80,604	13,866,306
SL Green Realty Corp.	140,000	14,926,800
Sunstone Hotel Investors, Inc.	71,377	1,094,209
Taubman Centers, Inc.	47,000	3,102,940
Terreno Realty Corp.	65,200	1,825,600
Unibail-Rodamco SE (France)	60,572	14,123,660
Urban Edge Properties(a)	161,240	4,240,612
Urstadt Biddle Properties, Inc. (Class A Stock)	73,350	1,508,076
VEREIT, Inc.	1,364,500	11,584,605
Vicinity Centres (Australia)	520,314	1,125,452
Vornado Realty Trust	131,900	13,230,889
Washington Prime Group, Inc.	211,400	1,837,066
Washington Real Estate Investment Trust(a)	44,600	1,395,088
Weingarten Realty Investors	95,230	3,179,730
Weyerhaeuser Co.	243,106	8,260,742

		302,107,996

Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	133,800	22,436,922
CVS Health Corp.	177,904	13,965,464
Kroger Co. (The)	313,300	9,239,217

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Seven & i Holdings Co. Ltd. (Japan)	395,500	$15,536,680
Sprouts Farmers Market, Inc.*(a)	95,000	2,196,400
Sysco Corp.	90,500	4,698,760
Walgreens Boots Alliance, Inc.	350,632	29,119,988
Wal-Mart Stores, Inc.	265,500	19,137,240

		116,330,671

Food Products — 1.1%
Blue Buffalo Pet Products, Inc.*(a)	100,600	2,313,800
Bunge Ltd.	103,900	8,235,113
Conagra Brands, Inc.	97,800	3,945,252
Danone SA (France)	143,138	9,736,985
Flowers Foods, Inc.(a)	44,000	854,040
Hershey Co. (The)	118,000	12,891,500
Kraft Heinz Co. (The)	222,400	20,196,144
Mondelez International, Inc. (Class A Stock)	564,785	24,330,938
Nestle SA (Switzerland)	722,366	55,442,870
Pilgrim’s Pride Corp.(a)	3,378	76,022
Pinnacle Foods, Inc.	54,000	3,124,980
Post Holdings, Inc.*(a)	33,300	2,914,416
Sanderson Farms, Inc.(a)	3,083	320,139
TreeHouse Foods, Inc.*(a)	21,400	1,811,724
Tyson Foods, Inc. (Class A Stock)	169,600	10,466,016
Wilmar International Ltd. (Singapore)	3,801,700	9,593,658

		166,253,597

Gas Utilities — 0.1%
Atmos Energy Corp.	74,900	5,916,351
Chesapeake Utilities Corp.	24,820	1,717,544
ONE Gas, Inc.	43,800	2,960,880
South Jersey Industries, Inc.(a)	66,200	2,360,030

		12,954,805

Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	406,800	18,065,987
Align Technology, Inc.*	32,600	3,739,546
Atrion Corp.	2,800	1,310,960
Becton, Dickinson and Co.	131,659	24,151,527
Cooper Cos., Inc. (The)	6,100	1,219,329
Danaher Corp.	426,000	36,435,780
DENTSPLY SIRONA, Inc.	172,300	10,758,412
Elekta AB (Sweden) (Class B Stock)(a)	547,891	5,351,973
GenMark Diagnostics, Inc.*(a)	226,600	2,905,012
GN Store Nord A/S (Denmark)(a)	448,813	10,477,607
Halyard Health, Inc.*(a)	32,200	1,226,498
Hologic, Inc.*	167,500	7,127,125
Intuitive Surgical, Inc.*	33,700	25,830,039
Medtronic PLC	275,689	22,209,506
Sonova Holding AG (Switzerland)	26,402	3,662,356
Stryker Corp.	166,100	21,867,065
Teleflex, Inc.	19,200	3,719,616
West Pharmaceutical Services, Inc.	30,000	2,448,300

		202,506,638

Health Care Providers & Services — 1.1%
Aetna, Inc.(a)	74,316	9,479,006
Anthem, Inc.	86,500	14,305,370
Centene Corp.*	159,100	11,337,466
Cigna Corp.	91,300	13,374,537
Diplomat Pharmacy, Inc.*(a)	88,400	1,409,980

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Envision Healthcare Corp.*(a)	88,600	$5,432,952
Fresenius SE & Co. KGaA (Germany)	330,279	26,539,980
HCA Holdings, Inc.*	85,400	7,599,746
Humana, Inc.	73,500	15,151,290
Miraca Holdings, Inc. (Japan)	181,200	8,320,002
UnitedHealth Group, Inc.	287,700	47,185,677
Universal Health Services, Inc. (Class B Stock)	49,300	6,135,385
WellCare Health Plans, Inc.*	9,100	1,275,911

		167,547,302

Health Care Technology — 0.1%
athenahealth, Inc.*(a)	24,200	2,727,098
Veeva Systems, Inc. (Class A Stock)*	88,500	4,538,280

		7,265,378

Holding Companies-Diversified — 0.0%
Silver Run Acquisition Corp. II*	8,700	90,828

Hotels, Restaurants & Leisure — 1.0%
Aramark	15,000	553,050
Bloomin’ Brands, Inc.	135,800	2,679,334
Choice Hotels International, Inc.	33,800	2,115,880
Compass Group PLC (United Kingdom)	864,433	16,320,640
Del Frisco’s Restaurant Group, Inc.*	74,500	1,344,725
Hilton Grand Vacations, Inc.*	57,980	1,661,707
Hilton Worldwide Holdings, Inc.	158,794	9,283,097
Jack in the Box, Inc.	28,900	2,939,708
Las Vegas Sands Corp.(a)	89,000	5,079,230
Lindblad Expeditions Holdings, Inc.*	168,100	1,506,176
Marriott International, Inc. (Class A Stock)	186,700	17,583,406
McDonald’s Corp.	132,300	17,147,403
MGM Resorts International	353,091	9,674,693
Norwegian Cruise Line Holdings Ltd.*	78,600	3,987,377
Red Robin Gourmet Burgers, Inc.*(a)	50,900	2,975,105
Royal Caribbean Cruises Ltd.	54,000	5,297,939
Starbucks Corp.	514,600	30,047,494
Yum! Brands, Inc.	211,200	13,495,680

		143,692,644

Household Durables — 0.3%
Lennar Corp. (Class A Stock)	150,600	7,709,214
Meritage Homes Corp.*(a)	72,400	2,664,320
Panasonic Corp. (Japan)(a)	1,162,500	13,156,258
Persimmon PLC (United Kingdom)	529,375	13,888,976
Sony Corp. (Japan)	197,200	6,655,193
Tempur Sealy International, Inc.*(a)	17,000	789,820
TRI Pointe Group, Inc.*	235,200	2,949,408

		47,813,189

Household Products — 0.6%
Colgate-Palmolive Co.	264,900	19,388,031
Energizer Holdings, Inc.(a)	52,300	2,915,725
Procter & Gamble Co. (The)	690,679	62,057,508

		84,361,264

Independent Power & Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd. (Japan)(a)	347,100	8,156,496

	Shares	Value
COMMON STOCKS (Continued)
Independent Power & Renewable Electricity Producers (cont’d.)
NRG Energy, Inc.(a)	413,016	$7,723,399

		15,879,895

Industrial Conglomerates — 1.2%
Carlisle Cos., Inc.	2,875	305,929
CK Hutchison Holdings Ltd. (Hong Kong)	1,508,193	18,568,771
DCC PLC (United Kingdom)	155,830	13,718,061
General Electric Co.	716,961	21,365,438
Honeywell International, Inc.	270,800	33,814,796
Koninklijke Philips NV (Netherlands)	698,044	22,424,226
Roper Technologies, Inc.	146,300	30,209,487
Sembcorp Industries Ltd. (Singapore)	1,154,911	2,624,543
Siemens AG (Germany)	221,712	30,368,479

		173,399,730

Insurance — 2.7%
AIA Group Ltd. (Hong Kong)	1,931,600	12,192,177
Allianz SE (Germany)	80,277	14,887,120
American International Group, Inc.	601,400	37,545,402
Aviva PLC (United Kingdom)	2,502,296	16,697,947
AXA SA (France)	1,150,769	29,731,116
Chubb Ltd.	159,927	21,790,054
CNA Financial Corp.	423,584	18,709,705
Direct Line Insurance Group PLC (United Kingdom)	3,102,670	13,499,186
First American Financial Corp.	64,200	2,521,776
FNF Group(a)	199,800	7,780,212
Infinity Property & Casualty Corp.	14,500	1,384,750
Kemper Corp.	34,800	1,388,520
Loews Corp.	184,069	8,608,907
Markel Corp.*	1,100	1,073,446
Marsh & McLennan Cos., Inc.	298,800	22,078,332
MetLife, Inc.	399,370	21,094,723
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	82,679	16,184,654
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	1,335,000	7,481,945
Progressive Corp. (The)	197,700	7,745,886
Prudential PLC (United Kingdom)	895,918	18,924,707
RSA Insurance Group PLC (United Kingdom)	1,486,977	10,920,192
State Auto Financial Corp.	85,100	2,335,995
Storebrand ASA (Norway)*	1,771,934	11,783,732
Sun Life Financial, Inc. (Canada)	405,300	14,799,690
Tokio Marine Holdings, Inc. (Japan)	515,900	21,804,183
White Mountains Insurance Group Ltd.	3,500	3,079,579
Willis Towers Watson PLC	177,781	23,269,755
XL Group Ltd. (Bermuda)	619,540	24,694,864

		394,008,555

Internet & Direct Marketing Retail — 1.2%
Amazon.com, Inc.*	124,263	110,164,121
Etsy, Inc.*	233,000	2,476,790
Netflix, Inc.*	128,500	18,993,585
Priceline Group, Inc. (The)*	29,110	51,814,927

		183,449,423

Internet Software & Services — 2.3%
Alibaba Group Holding Ltd. (China), ADR*(a)	88,574	9,550,934

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
Alphabet, Inc. (Class C Stock)*	91,028	$75,513,188
Alphabet, Inc. (Class A Stock)*	70,050	59,388,390
Angie’s List, Inc.*(a)	197,828	1,127,620
Baidu, Inc. (China), ADR*	33,200	5,727,664
Cornerstone OnDemand, Inc.*	35,900	1,396,151
CoStar Group, Inc.*	4,700	973,934
Facebook, Inc. (Class A Stock)*	794,300	112,830,316
Five9, Inc.*	164,600	2,709,316
Kakaku.com, Inc. (Japan)(a)	305,700	4,173,282
Match Group, Inc.*(a)	50,770	829,074
NAVER Corp. (South Korea)	6,870	5,253,233
Pandora Media, Inc.*(a)	174,400	2,059,664
SPS Commerce, Inc.*	24,000	1,403,760
Tencent Holdings Ltd. (China)	371,400	10,699,856
Twitter, Inc.*(a)	65,900	985,205
VeriSign, Inc.*(a)	136,060	11,852,187
Xactly Corp.*	122,600	1,458,940
Yahoo Japan Corp. (Japan)(a)	2,322,200	10,766,766
Yahoo!, Inc.*	351,500	16,313,115
YY, Inc. (China), ADR*(a)	115,300	5,316,483
Zillow Group, Inc. (Class A Stock)*(a)	58,500	1,977,885
Zillow Group, Inc. (Class C Stock)*(a)	56,900	1,915,823

		344,222,786

IT Services — 1.5%
Accenture PLC (Class A Stock)	139,400	16,711,271
Automatic Data Processing, Inc.	50,500	5,170,695
Black Knight Financial Services, Inc. (Class A Stock)*(a)	34,600	1,325,180
Blackhawk Network Holdings, Inc.*(a)	71,600	2,906,960
Booz Allen Hamilton Holding Corp.	84,200	2,979,838
Cognizant Technology Solutions Corp. (Class A Stock)*	262,000	15,594,240
CoreLogic, Inc.*	77,900	3,172,088
EPAM Systems, Inc.*	41,800	3,156,736
Fidelity National Information Services, Inc.	227,800	18,137,436
Fiserv, Inc.*	3,100	357,461
FleetCor Technologies, Inc.*	29,600	4,482,328
Global Payments, Inc.	61,600	4,969,888
Infosys Ltd. (India), ADR(a)	774,200	12,232,360
Jack Henry & Associates, Inc.	20,910	1,946,721
Mastercard, Inc. (Class A Stock)	425,100	47,810,997
PayPal Holdings, Inc.*	587,000	25,252,740
Sabre Corp.(a)	114,800	2,432,612
Travelport Worldwide Ltd.	184,200	2,168,033
Vantiv, Inc. (Class A Stock)*	37,600	2,410,912
Visa, Inc. (Class A Stock)(a)	581,500	51,677,905
WEX, Inc.*	26,900	2,784,150

		227,680,551

Leisure Products — 0.0%
Mattel, Inc.	274,998	7,042,699

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	230,300	12,175,961
Bruker Corp.	37,880	883,740
Quintiles IMS Holdings, Inc.*	42,892	3,454,093
Thermo Fisher Scientific, Inc.	131,300	20,167,680

		36,681,474

	Shares	Value
COMMON STOCKS (Continued)
Machinery — 1.1%
AGCO Corp.	39,400	$2,371,091
ANDRITZ AG (Austria)	2,456	122,833
Chart Industries, Inc.*	69,900	2,442,306
Cummins, Inc.	110,400	16,692,480
EnPro Industries, Inc.	26,700	1,899,972
Flowserve Corp.(a)	227,035	10,993,035
Fortive Corp.	341,621	20,572,417
Graco, Inc.(a)	23,600	2,221,704
Greenbrier Cos., Inc. (The)(a)	47,000	2,025,700
Harsco Corp.*	135,000	1,721,250
Hillenbrand, Inc.	74,900	2,685,165
Illinois Tool Works, Inc.	155,900	20,652,073
Krones AG (Germany)	3,003	336,733
Middleby Corp. (The)*	22,300	3,042,835
Mueller Water Products, Inc. (Class A Stock)	23,200	274,224
PACCAR, Inc.	146,800	9,864,960
Pentair PLC (United Kingdom)(a)	145,900	9,159,601
RBC Bearings, Inc.*	18,300	1,776,747
Sandvik AB (Sweden)	21,949	327,851
SMC Corp. (Japan)	28,600	8,478,888
Stanley Black & Decker, Inc.	133,900	17,791,293
Sun Hydraulics Corp.	44,800	1,617,728
THK Co. Ltd. (Japan)	503,500	12,701,564
Wabtec Corp.(a)	47,353	3,693,534
Watts Water Technologies, Inc. (Class A Stock)	5,300	330,455
Welbilt, Inc.*	76,200	1,495,806

		155,292,245

Marine — 0.1%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	4,643	7,690,349
Kirby Corp.*(a)	47,900	3,379,345
Matson, Inc.	62,800	1,994,528

		13,064,222

Media — 1.4%
Cable One, Inc.(a)	5,100	3,184,797
Charter Communications, Inc. (Class A Stock)*	79,894	26,150,904
Comcast Corp. (Class A Stock)	1,467,800	55,174,602
CyberAgent, Inc. (Japan)	268,000	7,946,757
Eutelsat Communications SA (France)	382,375	8,522,221
Liberty Broadband Corp. (Class C Stock)*(a)	36,000	3,110,400
Liberty Global PLC (United Kingdom) (Class A Stock)*	321,669	11,538,267
Liberty Global PLC (United Kingdom) (Class C Stock)*	128,232	4,493,249
Sky PLC (United Kingdom)	1,065,789	13,034,358
Time Warner, Inc.	89,700	8,764,587
Twenty-First Century Fox, Inc. (Class A Stock)	318,300	10,309,737
Walt Disney Co. (The)	321,100	36,409,529
WPP PLC (United Kingdom)	858,431	18,815,976

		207,455,384

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining — 0.8%
Agnico Eagle Mines Ltd. (Canada)	34,200	$1,451,448
Alrosa PJSC (Russia)	356,597	576,401
Anglo American PLC (United Kingdom)*	113,733	1,737,722
AngloGold Ashanti Ltd. (South Africa)	77,042	823,268
Antofagasta PLC (Chile)	706,370	7,374,942
ArcelorMittal (Luxembourg), AEX*	135,485	1,133,481
Barrick Gold Corp. (Canada)	217,662	4,133,401
BHP Billiton Ltd. (Australia)	417,683	7,596,057
BHP Billiton PLC (Australia)	756,696	11,671,193
Boliden AB (Sweden)	44,541	1,325,777
Carpenter Technology Corp.(a)	67,000	2,499,100
Centamin PLC (United Kingdom)	130,466	282,234
Cia de Minas Buenaventura SAA (Peru), ADR(a)	58,377	702,859
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	63,574	103,239
First Quantum Minerals Ltd. (Canada)	92,500	982,836
Fortescue Metals Group Ltd. (Australia)	174,590	831,601
Franco-Nevada Corp. (Canada), NYSE	39,300	2,574,543
Franco-Nevada Corp. (Canada), TSX	32,144	2,105,790
Freeport-McMoRan, Inc.*	62,940	840,878
Fresnillo PLC (Mexico)	35,314	688,069
Glencore PLC (Switzerland)*	828,109	3,249,120
Goldcorp, Inc. (Canada)	109,800	1,601,982
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	322,047	966,197
Hindalco Industries Ltd. (India)	204,202	613,601
Hitachi Metals Ltd. (Japan)	15,600	219,425
Hyundai Steel Co. (South Korea)	2,263	118,506
Impala Platinum Holdings Ltd. (South Africa)*	106,202	358,255
Independence Group NL (Australia)	142,939	390,974
Industrias Penoles SAB de CV (Mexico)	37,155	956,567
JFE Holdings, Inc. (Japan)	11,700	201,236
Kinross Gold Corp. (Canada)*	264,900	929,799
Klondex Mines Ltd. (Canada)*	16,200	63,224
Kobe Steel Ltd. (Japan)*	14,050	128,563
Korea ZInc Co. Ltd. (South Korea)	1,163	449,627
Lundin Mining Corp. (Canada)	87,226	491,276
Maruichi Steel Tube Ltd. (Japan)	6,700	191,206
Mitsubishi Materials Corp. (Japan)	16,000	485,647
MMC Norilsk Nickel PJSC (Russia), ADR	48,085	755,646
New Gold, Inc. (Canada)*	32,000	95,360
Newcrest Mining Ltd. (Australia)	132,875	2,264,919
Newmont Mining Corp.	90,980	2,998,701
Nippon Steel & Sumitomo Metal Corp. (Japan)	55,900	1,291,479
Norsk Hydro ASA (Norway)	114,255	665,847
Nucor Corp.	73,400	4,383,448
Petra Diamonds Ltd. (South Africa)*	343,238	571,454
POSCO (South Korea)	6,689	1,737,307
Randgold Resources Ltd. (United Kingdom)	16,649	1,454,790
Reliance Steel & Aluminum Co.	19,900	1,592,398
Rio Tinto Ltd. (United Kingdom)	167,193	7,719,710
Rio Tinto PLC (United Kingdom)	93,321	3,757,812
Severstal PJSC (Russia), GDR, RegS	25,253	364,411
Sibanye Gold Ltd. (South Africa)	219,549	474,014
Silver Wheaton Corp. (Canada), NYSE(a)	73,900	1,540,076
South32 Ltd. (Australia), ASX	4,579,872	9,655,115

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Southern Copper Corp. (Peru)(a)	125,324	$4,497,878
Steel Dynamics, Inc.	111,200	3,865,312
Sumitomo Metal Mining Co. Ltd. (Japan)	33,000	471,937
Tata Steel Ltd. (India)	62,145	461,988
Teck Resources Ltd. (Canada) (Class B Stock)	29,300	641,670
thyssenkrupp AG (Germany)	22,695	555,977
Turquoise Hill Resources Ltd. (Canada)*	49,600	152,272
Vale SA (Brazil), ADR(a)	218,130	2,072,235
Vedanta Ltd. (India)	48,823	206,823
voestalpine AG (Austria)	11,563	454,756
Western Areas Ltd. (Australia)*	56,088	98,930
Worthington Industries, Inc.	15,900	716,931
Yamana Gold, Inc. (Canada)	175,900	485,484

		116,854,724

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc.	129,322	1,436,767
Redwood Trust, Inc.	204,700	3,400,067

		4,836,834

Multiline Retail — 0.2%
Dollar General Corp.(a)	357,450	24,924,989
Lojas Renner SA (Brazil)	690,274	6,129,693
Marks & Spencer Group PLC (United Kingdom)	1,029,277	4,347,529
Tuesday Morning Corp.*	69,000	258,750

		35,660,961

Multi-Utilities — 0.4%
CMS Energy Corp.	6,873	307,498
DTE Energy Co.	133,700	13,652,107
DTE Energy Co.*	4,600	247,158
E.ON SE (Germany)	632,709	5,030,121
Engie SA (France)	938,327	13,260,125
National Grid PLC (United Kingdom)	1,398,375	17,741,562
NiSource, Inc.	315,268	7,500,226

		57,738,797

Oil, Gas & Consumable Fuels — 2.4%
Advantage Oil & Gas Ltd. (Canada)*	51,600	340,676
Apache Corp.	5,500	282,645
ARC Resources Ltd. (Canada)	39,822	568,950
BP PLC (United Kingdom)	136,965	788,385
BP PLC (United Kingdom), ADR(a)	153,600	5,302,272
Cairn Energy PLC (United Kingdom)*	23,297	59,767
Canadian Natural Resources Ltd. (Canada)	14,200	465,618
Centennial Resource Development, Inc. (Class A Stock)*(a)	24,317	443,304
Cheniere Energy, Inc.*	27,600	1,304,652
Chevron Corp.	220,322	23,655,973
Cimarex Energy Co.	3,260	389,537
Comstock Resources, Inc.*(a)	95,200	878,696
Concho Resources, Inc.*	97,100	12,461,814
Continental Resources, Inc.*(a)	143,181	6,503,281
Diamondback Energy, Inc.*	46,200	4,791,633
Enbridge, Inc. (Canada)	7,970	333,465
Encana Corp. (Canada)	56,000	655,760
Energen Corp.*	12,700	691,388
EOG Resources, Inc.	129,918	12,673,501

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Exxon Mobil Corp.	1,195,599	$98,051,074
Galp Energia SGPS SA (Portugal) (Class B Stock)	41,322	626,748
Gulfport Energy Corp.*	27,500	472,725
Hess Corp.(a)	142,830	6,885,834
HollyFrontier Corp.(a)	94,600	2,680,964
Jagged Peak Energy, Inc.*(a)	18,800	245,152
Kelt Exploration Ltd. (Canada)*	70,000	351,619
Koninklijke Vopak NV (Netherlands)	14,053	612,041
Kosmos Energy Ltd.*(a)	277,950	1,851,147
Lundin Petroleum AB (Sweden)*	13,333	270,609
Marathon Petroleum Corp.	143,000	7,227,220
Matador Resources Co.*(a)	157,200	3,739,788
Occidental Petroleum Corp.	384,299	24,349,185
Pacific Exploration and Production Corp. (Colombia)*	9,455	302,168
Parsley Energy, Inc. (Class A Stock)*	83,668	2,720,047
Pioneer Natural Resources Co.	65,700	12,235,311
Rice Energy, Inc.*	77,200	1,829,640
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	36,926	1,015,072
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR(a)	419,000	23,392,770
RSP Permian, Inc.*	3,927	162,696
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	28,624	523,039
SM Energy Co.	2,577	61,900
SRC Energy, Inc.*(a)	318,659	2,689,482
Statoil ASA (Norway)	503,210	8,649,452
Suncor Energy, Inc. (Canada)	15,300	470,475
TOTAL SA (France)	620,236	31,361,342
TOTAL SA (France), ADR(a)	306,900	15,473,898
TransCanada Corp. (Canada)(a)	285,729	13,186,393
Valero Energy Corp.	181,000	11,998,490
Western Refining, Inc.	33,100	1,160,817
Woodside Petroleum Ltd. (Australia)	22,561	552,708
WPX Energy, Inc.*	45,000	602,550

		348,343,673

Paper & Forest Products — 0.1%
Clearwater Paper Corp.*	15,662	877,072
Louisiana-Pacific Corp.*	87,100	2,161,822
Stora Enso OYJ (Finland) (Class R Stock)	878,620	10,389,013
UPM-Kymmene OYJ (Finland)(a)	8,396	197,131

		13,625,038

Personal Products — 0.5%
Coty, Inc. (Class A Stock)(a)	345,350	6,261,196
L’Oreal SA (France)	99,371	19,112,841
Pola Orbis Holdings, Inc. (Japan)	266,400	6,436,898
Unilever PLC (United Kingdom)	843,936	41,628,958

		73,439,893

Pharmaceuticals — 3.1%
Allergan PLC	120,992	28,907,409
Astellas Pharma, Inc. (Japan)	1,629,200	21,487,397
Bayer AG (Germany)	370,637	42,702,526
Bristol-Myers Squibb Co.	389,300	21,170,134
Eli Lilly & Co.	357,800	30,094,558

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
GlaxoSmithKline PLC (United Kingdom), ADR(a)	347,600	$14,654,816
Johnson & Johnson	654,546	81,523,704
Mallinckrodt PLC*(a)	275,000	12,256,749
Merck & Co., Inc.(a)	753,000	47,845,620
Novartis AG (Switzerland)	475,457	35,306,279
Novo Nordisk A/S (Denmark) (Class B Stock)	242,368	8,322,659
Pacira Pharmaceuticals, Inc.*(a)	26,400	1,203,840
Pfizer, Inc.	954,574	32,655,977
Roche Holding AG (Switzerland)	137,213	35,089,989
Sanofi (France)	298,869	27,016,431
TherapeuticsMD, Inc.*(a)	243,800	1,755,360
Zoetis, Inc.	301,900	16,112,403

		458,105,851

Professional Services — 0.2%
Advisory Board Co. (The)*	30,460	1,425,528
Equifax, Inc.	46,723	6,388,903
Exponent, Inc.(a)	16,400	976,620
IHS Markit Ltd.*	98,959	4,151,330
Recruit Holdings Co. Ltd. (Japan)	196,900	10,070,566
TransUnion*	75,700	2,903,095

		25,916,042

Real Estate Management & Development — 0.2%
Alexander & Baldwin, Inc.	87,200	3,882,144
Hongkong Land Holdings Ltd. (Hong Kong)	181,700	1,398,182
Howard Hughes Corp. (The)*	12,300	1,442,175
Hufvudstaden AB (Sweden) (Class A Stock)	30,417	450,576
Hysan Development Co. Ltd. (Hong Kong)	125,000	567,107
Iguatemi Empresa de Shopping Centers SA (Brazil)	44,600	468,281
Inmobiliaria Colonial SA (Spain)	73,120	546,606
Jones Lang LaSalle, Inc.	24,700	2,752,815
Mitsubishi Estate Co. Ltd. (Japan)	56,000	1,020,693
Mitsui Fudosan Co. Ltd. (Japan)	440,000	9,394,802
Multiplan Empreendimentos Imobiliarios SA (Brazil)	9,298	198,250
PSP Swiss Property AG (Switzerland)	12,735	1,158,768
RE/MAX Holdings, Inc. (Class A Stock)	56,000	3,329,200
St. Joe Co. (The)*(a)	95,800	1,633,390
Sun Hung Kai Properties Ltd. (Hong Kong)	96,166	1,413,665
UNITE Group PLC (The) (United Kingdom)	72,585	579,001
Wharf Holdings Ltd. (The) (Hong Kong)	41,000	352,355

		30,588,010

Road & Rail — 0.2%
Central Japan Railway Co. (Japan)(a)	76,600	12,511,834
CSX Corp.	244,600	11,386,130
Genesee & Wyoming, Inc. (Class A Stock)*	23,300	1,581,138
Old Dominion Freight Line, Inc.	39,800	3,405,686
YRC Worldwide, Inc.*	194,709	2,143,746

		31,028,534

Semiconductors & Semiconductor Equipment — 1.8%
Advanced Micro Devices, Inc.*(a)	397,300	5,780,715
Analog Devices, Inc.	121,000	9,915,950
Applied Materials, Inc.	244,100	9,495,490
ASML Holding NV (Netherlands)(a)	80,500	10,690,399

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
ASML Holding NV (Netherlands), SGMX	85,472	$11,341,562
Broadcom Ltd.	281,100	61,549,655
Cohu, Inc.	2,500	46,150
Cree, Inc.*(a)	64,600	1,726,758
Diodes, Inc.*	68,700	1,652,235
Entegris, Inc.*	16,000	374,400
Intel Corp.	632,000	22,796,240
KLA-Tencor Corp.	172,932	16,440,645
Lam Research Corp.(a)	54,000	6,931,440
Maxim Integrated Products, Inc.	35,600	1,600,576
Microchip Technology, Inc.(a)	246,800	18,208,904
Micron Technology, Inc.*	216,800	6,265,520
ON Semiconductor Corp.*	254,610	3,943,909
QUALCOMM, Inc.	517,400	29,667,716
Semtech Corp.*	98,110	3,316,118
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3,904,749	24,485,247
Texas Instruments, Inc.	125,200	10,086,112
Tokyo Electron Ltd. (Japan)	127,800	13,991,089

		270,306,830

Software — 2.1%
Cadence Design Systems, Inc.*	81,400	2,555,960
CommVault Systems, Inc.*	33,000	1,676,400
Electronic Arts, Inc.*	158,800	14,215,776
Ellie Mae, Inc.*	30,200	3,028,154
Guidewire Software, Inc.*	52,100	2,934,793
Intuit, Inc.	119,717	13,885,975
Microsoft Corp.	2,581,700	170,030,763
Progress Software Corp.	6,000	174,300
RealPage, Inc.*	14,500	506,050
Red Hat, Inc.*	611,980	52,936,270
salesforce.com, Inc.*	334,741	27,612,785
ServiceNow, Inc.*	44,370	3,881,044
Snap, Inc. (Class A Stock)*(a)	319,014	7,187,385
Splunk, Inc.*(a)	54,200	3,376,118
SS&C Technologies Holdings, Inc.(a)	49,000	1,734,600
Tableau Software, Inc. (Class A Stock)*(a)	41,760	2,069,208
Tangoe, Inc.*	65,000	344,500
Ultimate Software Group, Inc. (The)*(a)	5,800	1,132,218
Workday, Inc. (Class A Stock)*(a)	38,600	3,214,608

		312,496,907

Specialty Retail — 1.1%
AutoZone, Inc.*(a)	13,600	9,833,480
Burlington Stores, Inc.*(a)	40,100	3,901,329
Dick’s Sporting Goods, Inc.	50,700	2,467,062
Home Depot, Inc. (The)	344,700	50,612,301
Kingfisher PLC (United Kingdom)	3,930,640	16,082,550
L Brands, Inc.(a)	86,400	4,069,440
Lowe’s Cos., Inc.	245,700	20,198,997
Michaels Cos., Inc. (The)*	12,000	268,680
Murphy USA, Inc.*(a)	22,300	1,637,266
O’Reilly Automotive, Inc.*(a)	66,900	18,052,296
Ross Stores, Inc.	248,300	16,355,521
TJX Cos., Inc. (The)(a)	194,600	15,388,968
Tractor Supply Co.	10,400	717,288

		159,585,178

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	1,239,800	$178,109,669
Samsung Electronics Co. Ltd. (South Korea)	8,470	15,588,318
Western Digital Corp.	41,600	3,433,248

		197,131,235

Textiles, Apparel & Luxury Goods — 0.5%
Burberry Group PLC (United Kingdom)	665,194	14,355,319
Carter’s, Inc.(a)	20,500	1,840,900
Coach, Inc.	284,600	11,762,518
Culp, Inc.	51,100	1,594,320
Kate Spade & Co.*(a)	122,700	2,850,321
Kering (France)	40,273	10,409,191
Moncler SpA (Italy)	443,070	9,706,056
NIKE, Inc. (Class B Stock)	175,127	9,759,828
Samsonite International SA	2,715,300	9,891,563

		72,170,016

Thrifts & Mortgage Finance — 0.0%
Beneficial Bancorp, Inc.	87,130	1,394,080
Capitol Federal Financial, Inc.	61,100	893,893
Kearny Financial Corp.	76,800	1,155,840
Nationstar Mortgage Holdings, Inc.*(a)	99,000	1,560,240
PennyMac Financial Services, Inc. (Class A Stock)*	26,380	449,779

		5,453,832

Tobacco — 0.6%
Altria Group, Inc.	494,100	35,288,622
Philip Morris International, Inc.	519,600	58,662,840

		93,951,462

Trading Companies & Distributors — 0.2%
Mitsubishi Corp. (Japan)	542,000	11,746,539
Sumitomo Corp. (Japan)	1,440,500	19,433,589

		31,180,128

Water Utilities — 0.0%
California Water Service Group	75,300	2,699,505
United Utilities Group PLC (United Kingdom)	5,830	72,589

		2,772,094

Wireless Telecommunication Services — 0.4%
America Movil SAB de CV (Mexico) (Class L Stock), ADR(a)	474,200	6,719,414
SoftBank Group Corp. (Japan)	126,300	8,956,582
T-Mobile US, Inc.*	254,000	16,405,860
Vodafone Group PLC (United Kingdom), ADR(a)	886,104	23,419,729

		55,501,585

TOTAL COMMON STOCKS
(cost $6,710,694,904)		7,973,333,922

PREFERRED STOCKS — 0.0%
Electric Utilities — 0.0%
NextEra Energy, Inc., CVT	32,287	1,646,637

Equity Real Estate Investment Trusts (REITs) — 0.0%
American Tower Corp., CVT*	25,438	2,905,528

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
American Tower Corp., CVT	2,994	$334,430

		3,239,958

Pharmaceuticals — 0.0%
Allergan PLC, CVT	741	629,687

Wireless Telecommunication Services — 0.0%
T-Mobile US, Inc., CVT	10,976	1,161,371

TOTAL PREFERRED STOCKS
(cost $5,901,627)		6,677,653

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.9%
Non-Residential Mortgage-Backed Securities — 2.9%
Ally Auto Receivables Trust,
Series 2014-1, Class C
2.040%	12/15/19	950	952,272
Series 2014-1, Class D
2.480%	02/15/21	955	960,161
Series 2015-2, Class D, 144A
3.010%	03/15/22	535	541,343
Series 2016-1, Class C
2.290%	06/15/21	1,460	1,461,914
Series 2017-2, Class B^
2.330%	06/15/22	575	574,877
Ally Master Owner Trust,
Series 2015-3, Class A
1.630%	05/15/20	4,520	4,524,050
American Express Credit Account Master Trust,
Series 2013-1, Class A
1.332%(c)	02/16/21	2,440	2,447,679
AmeriCredit Automobile Receivables Trust,
Series 2013-2, Class D
2.420%	05/08/19	5,835	5,854,819
Series 2015-3, Class B
2.080%	09/08/20	2,880	2,891,366
Series 2015-4, Class C
2.880%	07/08/21	2,780	2,802,585
Series 2016-1, Class A3
1.810%	10/08/20	1,210	1,212,292
Series 2016-2, Class C
2.870%	11/08/21	890	899,767
Series 2017-1, Class C
2.710%	08/18/22	930	933,652
Ascentium Equipment Receivables LLC,
Series 2015-1A, Class A3, 144A
1.610%	10/13/20	287	286,809
Ascentium Equipment Receivables Trust,
Series 2016-1A, Class A3, 144A
1.920%	12/10/19	975	974,313
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-1A, Class A, 144A
1.920%	09/20/19	3,860	3,859,420
Series 2013-2A, Class A, 144A
2.970%	02/20/20	4,230	4,295,949
Series 2014-1A, Class A, 144A
2.460%	07/20/20	3,685	3,702,823

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Series 2014-2A, Class A, 144A
2.500%	02/20/21	1,330	$1,335,138
Barclays Dryrock Issuance Trust,
Series 2015-1, Class A
2.200%	12/15/22	705	708,931
Series 2015-2, Class A
1.560%	03/15/21	8,705	8,695,720
Capital Auto Receivables Asset Trust,
Series 2013-3, Class E, 144A(g)
4.550%	03/21/22	740	748,646
Series 2013-4, Class E, 144A
3.830%	07/20/22	1,185	1,197,828
Series 2014-1, Class C
2.840%	04/22/19	595	599,387
Series 2014-1, Class E, 144A
4.090%	09/22/22	1,090	1,107,824
Series 2014-2, Class A4
1.620%	10/22/18	3,219	3,219,262
Series 2014-2, Class D
2.810%	08/20/19	307	309,737
Series 2014-2, Class E, 144A
3.620%	12/20/22	930	940,139
Series 2015-2, Class A3
1.730%	09/20/19	4,440	4,447,192
Series 2015-3, Class A2
1.720%	01/22/19	2,030	2,032,131
Series 2015-4, Class A4
2.010%	07/20/20	6,185	6,206,260
CarMax Auto Owner Trust,
Series 2013-2, Class C
1.610%	03/15/19	1,225	1,225,346
Series 2013-3, Class B
1.910%	03/15/19	3,745	3,754,210
Series 2014-1, Class B
1.690%	08/15/19	495	495,227
Series 2014-1, Class C
1.930%	11/15/19	705	706,092
Series 2016-1, Class A4
1.880%	06/15/21	3,380	3,376,103
Series 2016-2, Class B
2.160%	12/15/21	640	637,431
Series 2016-4, Class A3
1.400%	08/15/21	6,030	5,981,701
CCG Receivables Trust,
Series 2014-1, Class A2, 144A
1.060%	11/15/21	427	426,324
Series 2016-1, Class A2, 144A
1.690%	09/14/22	2,834	2,831,445
Chase Issuance Trust,
Series 2015-A2, Class A2
1.590%	02/18/20	3,260	3,264,368
Series 2016-A2, Class A
1.370%	06/15/21	9,200	9,138,732
Chrysler Capital Auto Receivables Trust,
Series 2016-BA, Class A2, 144A
1.360%	01/15/20	1,905	1,902,839
Series 2016-BA, Class A3, 144A
1.640%	07/15/21	1,800	1,794,261

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Citibank Credit Card Issuance Trust,
Series 2014-A6, Class A6
2.150%	07/15/21	14,444	$14,569,895
Series 2016-A1, Class A1
1.750%	11/19/21	5,480	5,471,045
CNH Equipment Trust,
Series 2016-C, Class A3
1.440%	12/15/21	970	961,195
DB Master Finance LLC,
Series 2015-1A, Class A2I, 144A
3.262%	02/20/45	1,798	1,807,745
Diamond Resorts Owner Trust,
Series 2013-2, Class A, 144A
2.270%	05/20/26	477	476,191
Series 2014-1, Class A, 144A
2.540%	05/20/27	875	874,824
Series 2015-2, Class A, 144A
2.990%	05/22/28	2,353	2,343,594
Discover Card Execution Note Trust,
Series 2012-A6, Class A6
1.670%	01/18/22	7,683	7,672,145
Series 2014-A5, Class A
1.390%	04/15/20	5,675	5,677,790
Series 2016-A1, Class A1
1.640%	07/15/21	9,655	9,652,901
Series 2016-A3, Class A3
1.850%	10/16/23	9,680	9,558,133
Domino’s Pizza Master Issuer LLC,
Series 2012-1A, Class A2, 144A
5.216%	01/25/42	2,901	2,939,058
Elara HGV Timeshare Issuer LLC,
Series 2014-A, Class A, 144A
2.530%	02/25/27	1,081	1,074,881
Enterprise Fleet Financing LLC,
Series 2015-1, Class A2, 144A
1.300%	09/20/20	2,292	2,288,945
Series 2016-2, Class A2, 144A
1.740%	02/22/22	1,520	1,516,734
Series 2017-1, Class A2, 144A
2.130%	07/20/22	1,530	1,531,466
Ford Credit Auto Lease Trust,
Series 2017-A, Class A3
1.880%	04/15/20	2,755	2,756,006
Ford Credit Auto Owner Trust,
Series 2013-B, Class C
1.320%	01/15/19	2,670	2,669,557
Series 2013-C, Class D
2.500%	01/15/20	3,960	3,973,998
Series 2014-1, Class A, 144A
2.260%	11/15/25	2,050	2,067,000
Series 2015-1, Class A, 144A
2.120%	07/15/26	4,455	4,465,345
Series 2016-2, Class A, 144A
2.030%	12/15/27	9,780	9,646,092
Series 2016-A, Class A4
1.600%	06/15/21	4,995	4,973,493
Series 2016-C, Class A4
1.400%	02/15/22	5,695	5,609,811

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
GM Financial Automobile Leasing Trust,
Series 2016-2, Class B
2.080%	03/20/20	2,275	$2,267,653
Series 2016-2, Class C
2.580%	03/20/20	1,390	1,392,793
Series 2017-1, Class A3
2.060%	05/20/20	2,590	2,602,744
GMF Floorplan Owner Revolving Trust,
Series 2016-1, Class A1, 144A
1.960%	05/17/21	4,225	4,231,936
Series 2016-1, Class B, 144A
2.410%	05/17/21	1,370	1,376,277
Series 2016-1, Class C, 144A
2.850%	05/17/21	530	529,625
Series 2017-1, Class A1, 144A
2.220%	01/18/22	4,185	4,192,542
Series 2017-1, Class B, 144A
2.580%	01/18/22	2,050	2,045,966
GreatAmerica Leasing Receivables Funding LLC,
Series 2017-1, Class A3, 144A
2.060%	06/22/20	410	409,114
Greatamerica Leasing Receivables Funding LLC Series,
Series 2017-1, Class A2, 144A
1.720%	04/22/19	440	439,428
Hilton Grand Vacations Trust,
Series 2014-AA, Class A, 144A
1.770%	11/25/26	1,588	1,568,473
Series 2017-AA, Class A, 144A
2.660%	12/26/28	1,205	1,204,136
HOA Funding LLC,
Series 2014-1A, Class A2, 144A
4.846%	08/20/44	4,522	4,139,773
Huntington Auto Trust,
Series 2016-1, Class A4
1.930%	04/15/22	2,640	2,624,159
Hyundai Auto Lease Securitization Trust,
Series 2015-B, Class A4, 144A
1.660%	07/15/19	5,795	5,803,933
Series 2016-A, Class A4, 144A
1.800%	12/16/19	4,235	4,242,523
Series 2016-B, Class A3, 144A
1.520%	10/15/19	2,195	2,192,857
Series 2016-B, Class A4, 144A
1.680%	04/15/20	630	629,623
Series 2016-C, Class A3, 144A
1.490%	02/18/20	3,330	3,320,928
Series 2017-A, Class A3, 144A
1.880%	08/17/20	1,275	1,277,125
Hyundai Auto Receivables Trust,
Series 2016-A, Class A4
1.730%	05/16/22	5,705	5,679,299
Invitation Homes Trust,
Series 2015-SFR3, Class E, 144A
4.693%(c)	08/17/32	369	374,403
Kubota Credit Owner Trust,
Series 2014-1A, Class A4, 144A
1.670%	07/15/20	1,865	1,868,332

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Mercedes-Benz Auto Lease Trust,
Series 2016-B, Class A3
1.350%	08/15/19	2,415	$2,408,410
MMAF Equipment Finance LLC,
Series 2014-AA, Class A4, 144A
1.590%	02/08/22	2,850	2,837,874
Series 2015-AA, Class A4, 144A
1.930%	07/16/21	2,465	2,460,037
Series 2016-AA, Class A4, 144A
1.760%	01/17/23	4,735	4,682,311
MVW Owner Trust,
Series 2013-1A, Class A, 144A
2.150%	04/22/30	264	263,348
Series 2014-1A, Class A, 144A
2.250%	09/22/31	493	488,627
Series 2015-1A, Class A, 144A
2.520%	12/20/32	3,307	3,290,079
Nationstar HECM Loan Trust,
Series 2016-1A, Class A, 144A
2.981%	02/25/26	613	613,271
Nissan Auto Lease Trust,
Series 2015-B, Class A3
1.540%	04/16/18	3,390	3,392,635
Nissan Auto Receivables Owner Trust,
Series 2016-C, Class A3
1.180%	01/15/21	1,260	1,248,490
Santander Drive Auto Receivables Trust,
Series 2013-5, Class D
2.730%	10/15/19	802	809,658
Series 2014-1, Class D
2.910%	04/15/20	786	794,313
Series 2014-4, Class C
2.600%	11/16/20	434	436,670
Series 2014-4, Class D
3.100%	11/16/20	748	761,460
Series 2015-4, Class C
2.970%	03/15/21	1,385	1,403,343
Series 2017-1, Class A2
1.490%	02/18/20	1,915	1,913,927
Series 2017-1, Class B
2.100%	06/15/21	710	709,142
Series 2017-1, Class C
2.580%	05/16/22	825	824,930
Sierra Timeshare Receivables Funding LLC,
Series 2014-2A, Class A, 144A
2.050%	06/20/31	824	822,633
Series 2015-1A, Class A, 144A
2.400%	03/22/32	1,162	1,164,565
Series 2015-2A, Class A, 144A
2.430%	06/20/32	1,909	1,907,354
Series 2015-3A, Class A, 144A
2.580%	09/20/32	3,606	3,617,803
SLM Student Loan Trust,
Series 2008-4, Class A4
2.688%(c)	07/25/22	348	354,649
Series 2008-5, Class A4
2.738%(c)	07/25/23	5,180	5,293,124
Series 2008-9, Class A
2.538%(c)	04/25/23	4,744	4,838,680

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
SMART Trust (Australia),
Series 2013-2US, Class A4A
1.180%	02/14/19	227	$226,003
Series 2014-1US, Class A4A
1.680%	12/14/19	2,521	2,514,213
Series 2015-1US, Class A3A
1.500%	09/14/18	1,097	1,095,695
Series 2016-2US, Class A3A
1.710%	03/15/21	5,115	5,059,151
SMB Private Education Loan Trust,
Series 2015-A, Class A2A, 144A
2.490%	06/15/27	2,465	2,447,212
Series 2015-B, Class A2A, 144A
2.980%	07/15/27	2,795	2,833,897
Series 2015-C, Class A2A, 144A
2.750%	07/15/27	3,025	3,049,862
Series 2016-A, Class A2A, 144A
2.700%	05/15/31	1,470	1,468,822
Series 2016-B, Class A2A, 144A
2.430%	02/17/32	3,490	3,444,048
Series 2016-C, Class A2A, 144A
2.340%	09/15/34	1,890	1,846,464
Springleaf Funding Trust,
Series 2016-AA, Class A, 144A
2.900%	11/15/29	2,445	2,458,986
SunTrust Auto Receivables Trust,
Series 2015-1A, Class A4, 144A
1.780%	01/15/21	4,390	4,391,609
Synchrony Credit Card Master Note Trust,
Series 2012-2, Class A
2.220%	01/15/22	2,515	2,535,723
Series 2012-6, Class B
1.830%	08/17/20	4,900	4,904,531
Series 2013-1, Class B
1.690%	03/15/21	5,785	5,777,581
Series 2014-1, Class B
1.810%	11/15/20	2,880	2,882,081
Series 2014-1, Class C
1.910%	11/15/20	1,380	1,380,233
Series 2015-1, Class B
2.640%	03/15/23	3,690	3,705,332
Series 2015-4, Class B
2.620%	09/15/23	1,835	1,836,946
Towd Point Mortgage Trust,
Series 2015-3, Class A1B, 144A
3.000%(c)	03/25/54	2,306	2,321,377
Series 2015-4, Class A1B, 144A
2.750%(c)	04/25/55	2,455	2,458,027
Series 2015-5, Class A1B, 144A
2.750%(c)	05/25/55	1,767	1,768,435
Series 2016-1, Class A1B, 144A
2.750%(c)	02/25/55	2,516	2,518,064
Series 2016-1, Class A3B, 144A
3.000%(c)	02/25/55	3,055	3,043,050
Series 2016-2, Class A1A, 144A
2.750%(c)	08/25/55	2,175	2,165,995
Series 2016-4, Class A1, 144A
2.250%(c)	07/25/56	3,355	3,315,137
Series 2017-1, Class A1, 144A

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
2.750%(c)	10/25/56	3,163		$3,160,183
Utility Debt Securitization Authority,
Series 2013-T, Class T1
2.042%	06/15/21	1,820		1,820,619
Verizon Owner Trust 2017-1,
Series 2017-1A, Class A, 144A
2.060%	09/20/21	5,195		5,211,733
Series 2017-1A, Class B, 144A
2.450%	09/20/21	1,515		1,523,533
Series 2017-1A, Class C, 144A
2.650%	09/20/21	2,025		2,028,775
VOLT XXVII LLC,
Series 2014-NPL7, Class A1, 144A
3.375%(c)	08/27/57	1,355		1,353,514
Volvo Financial Equipment LLC,
Series 2016-1A, Class A3, 144A
1.670%	02/18/20	6,850		6,852,930
Wendys Funding LLC,
Series 2015-1A, Class A2I, 144A
3.371%	06/15/45	7,028		7,060,613
World Omni Auto Receivables Trust,
Series 2016-A, Class A4
1.950%	05/16/22	6,885		6,852,595
World Omni Automobile Lease Securitization Trust,
Series 2014-A, Class A4
1.370%	01/15/20	1,419		1,419,302
Series 2014-A, Class B
1.650%	04/15/20	2,050		2,050,182

				423,369,637

Residential Mortgage-Backed Securities — 0.0%
Chase Funding Trust,
Series 2002-2, Class 1M1
5.599%	09/25/31	—	(r)	434
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
2.587%(c)	01/25/34	258		251,187
Countrywide Asset-Backed Certificates Trust,
Series 2004-7, Class AF5
5.868%(c)	01/25/35	83		84,772
GSAA Trust,
Series 2005-8, Class A3
1.412%(c)	06/25/35	2,194		2,080,258
Terwin Mortgage Trust,
Series 2005-14HE, Class AF2
4.849%(c)	08/25/36	144		146,000

				2,562,651

TOTAL ASSET-BACKED SECURITIES
(cost $426,715,186)				425,932,288

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
225 Liberty Street Trust,
Series 2016-225L, Class A, 144A
3.597%	02/10/36	1,640		1,680,681
Banc of America Commercial Mortgage Trust,
Series 2006-3, Class AM
5.939%(c)	07/10/44	7,180		5,163,476

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2007-5, Class A4
5.492%	02/10/51	3,848	$3,869,970
Barclays Commercial Mortgage Securities Trust,
Series 2015-RRI, Class C, 144A
2.962%(c)	05/15/32	246	246,120
Series 2015-RRI, Class D, 144A
3.812%(c)	05/15/32	304	303,549
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class DPA, 144A
3.912%(c)	12/15/27	265	266,781
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4
5.779%(c)	12/10/49	586	586,317
Series 2014-GC21, Class AS
4.026%	05/10/47	3,000	3,134,421
Series 2015-GC27, Class AS
3.571%	02/10/48	1,190	1,186,488
Commercial Mortgage Pass-Through Certificates,
Series 2012-CR3, Class A3
2.822%	10/15/45	950	956,053
Commercial Mortgage Trust,
Series 2014-TWC, Class A, 144A
1.732%(c)	02/13/32	1,950	1,954,891
Series 2014-UBS6, Class A5
3.644%	12/10/47	5,330	5,476,941
Series 2015-CR26, Class A4
3.630%	10/10/48	8,241	8,453,276
Series 2015-LC21, Class B
4.312%(c)	07/10/48	3,055	3,029,174
Series 2015-LC23, Class A2
3.221%	10/10/48	7,785	7,988,117
Series 2015-LC23, Class A4
3.774%	10/10/48	15,720	16,265,817
Series 2015-PC1, Class AM
4.290%(c)	07/10/50	960	1,003,060
Series 2015-PC1, Class B
4.442%(c)	07/10/50	1,505	1,495,112
Series 2016-CR28, Class AHR
3.651%	02/10/49	2,497	2,504,711
Series 2016-DC2, Class A5
3.765%	02/10/49	1,810	1,868,646
CSAIL Commercial Mortgage Trust,
Series 2015-C3, Class A4
3.718%	08/15/48	1,685	1,740,895
Series 2016-C6, Class A5
3.090%	01/15/49	2,795	2,746,326
CSMC Trust,
Series 2015-GLPB, Class A, 144A
3.639%	11/15/34	8,685	9,088,147
Series 2015-GLPB, Class B, 144A
3.811%(c)	11/15/34	3,875	4,045,414
Series 2015-TOWN, Class B, 144A
2.987%(c)	03/15/28	137	136,830
Series 2015-TOWN, Class C, 144A
3.162%(c)	03/15/28	134	133,873
Series 2015-TOWN, Class D, 144A
4.112%(c)	03/15/28	203	202,884

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K025, Class A1
1.875%	04/25/22	1,504	$1,497,089
Series K502, Class A2
1.426%	08/25/17	346	345,657
GAHR Commercial Mortgage Trust,
Series 2015-NRF, Class BFX, 144A
3.382%(c)	12/15/34	520	531,353
Series 2015-NRF, Class CFX, 144A
3.382%(c)	12/15/34	523	531,416
Series 2015-NRF, Class DFX, 144A
3.382%(c)	12/15/34	518	523,248
GE Commercial Mortgage Corp. Trust,
Series 2007-C1, Class A4
5.543%	12/10/49	14	14,077
GS Mortgage Securities Corp. Trust,
Series 2013-NYC5, Class C, 144A
2.974%	01/10/30	130	130,839
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class A3
2.773%	11/10/45	1,910	1,919,147
Series 2015-GC34, Class A4
3.506%	10/10/48	1,515	1,541,173
Series 2016-GS2, Class A4
3.050%	05/10/49	3,110	3,070,914
Series 2016-GS2, Class C
4.530%(c)	05/10/49	3,870	4,083,324
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class A4
3.801%	09/15/47	9,570	9,921,813
Series 2014-C24, Class A5
3.639%	11/15/47	895	924,350
Series 2015-C30, Class A2
3.087%	07/15/48	460	471,049
Series 2015-C31, Class A3
3.801%	08/15/48	3,630	3,766,852
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2, Class A4
3.144%	06/15/49	2,350	2,330,322
Series 2017-C5, Class A5
3.694%	03/15/50	3,855	3,977,699
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2017-JP5, Class AS
3.876%	03/15/50	5,285	5,448,063
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-C1, Class A4
5.716%	02/15/51	2,107	2,136,462
Series 2007-LD11, Class A4
5.841%(c)	06/15/49	2,449	2,449,686
Series 2007-LD12, Class A4
5.882%(c)	02/15/51	7,131	7,166,753
Series 2012-C8, Class A3
2.829%	10/15/45	2,455	2,471,528
Series 2013-LC11, Class A5
2.960%	04/15/46	2,530	2,544,830
Series 2016-ATRM, Class A, 144A
2.962%	10/05/28	5,365	5,397,935

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2016-JP3, Class B
3.397%(c)	08/15/49	1,840	$1,796,433
LB Commercial Mortgage Trust,
Series 2007-C3, Class A4
6.052%(c)	07/15/44	285	285,955
Merrill Lynch Mortgage Trust,
Series 2007-C1, Class A4
5.841%(c)	06/12/50	1,925	1,928,976
ML-CFC Commercial Mortgage Trust,
Series 2007-6, Class A4
5.485%(c)	03/12/51	25	24,776
Series 2007-7, Class A4
5.790%(c)	06/12/50	36	36,145
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class AS
4.036%(c)	05/15/48	475	494,682
Series 2015-C24, Class B
4.353%(c)	05/15/48	895	904,950
Series 2015-C24, Class C
4.353%(c)	05/15/48	530	487,068
Series 2016-C29, Class A4
3.325%	05/15/49	1,810	1,819,159
Morgan Stanley Capital I Trust,
Series 2015-MS1, Class AS
4.030%(c)	05/15/48	325	336,813
One Market Plaza Trust,
Series 2017-1MKT, Class A, 144A
3.614%	02/10/32	1,820	1,883,446
Palisades Center Trust,
Series 2016-PLSD, Class A, 144A
2.713%	04/13/33	6,255	6,223,143
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C33, Class A4
6.053%(c)	02/15/51	1,277	1,275,594
Series 2007-C33, Class A5
6.053%(c)	02/15/51	1,000	1,005,761
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29, Class A4
3.637%	06/15/48	3,535	3,626,864
Series 2015-C31, Class A4
3.695%	11/15/48	19,295	19,856,712
Series 2015-LC20, Class C
4.056%(c)	04/15/50	1,995	1,815,779
Series 2015-NXS2, Class A2
3.020%	07/15/58	1,950	1,992,315
Series 2015-NXS2, Class AS
4.121%(c)	07/15/58	625	653,288
Series 2015-NXS2, Class B
4.251%(c)	07/15/58	1,005	1,002,117
Series 2015-NXS2, Class C
4.251%(c)	07/15/58	545	512,870
Series 2015-SG1, Class A4
3.789%	09/15/48	3,110	3,215,439
Series 2016-C34, Class A4
3.096%	06/15/49	3,795	3,720,506
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class A4
3.001%	05/15/45	3,150	3,171,766

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2013-C18, Class A3
3.651%	12/15/46		2,235	$2,321,904
Series 2014-C19, Class AS
4.271%	03/15/47		2,775	2,939,472
Series 2014-C19, Class B
4.723%(c)	03/15/47		969	1,024,671

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $218,754,014)				213,080,153

CONVERTIBLE BONDS — 0.0%
Auto Manufacturers — 0.0%
Tesla, Inc.,
Sr. Unsec’d. Notes
0.250%	03/01/19		340	340,000
1.250%	03/01/21	(a)	565	554,053

TOTAL CONVERTIBLE BONDS
(cost $729,004)				894,053

CORPORATE OBLIGATIONS — 13.9%
Advertising — 0.2%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	02/15/23		1,595	1,618,187
4.000%	03/15/22		4,765	4,963,129
4.200%	04/15/24		3,564	3,677,004
Lamar Media Corp.,
Gtd. Notes
5.750%	02/01/26		725	775,750
5.875%	02/01/22		250	258,325
MDC Partners, Inc.,
Gtd. Notes, 144A
6.500%	05/01/24		1,725	1,645,219
Omnicom Group, Inc.,
Gtd. Notes
3.600%	04/15/26		2,775	2,773,588
3.650%	11/01/24		5,655	5,719,518
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.250%	02/15/22		350	362,250
5.625%	02/15/24	(a)	350	365,750
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.625%	09/07/22		1,810	1,846,086
3.750%	09/19/24		5,825	5,905,385
4.750%	11/21/21		3,445	3,708,064

				33,618,255

Aerospace & Defense — 0.3%
Accudyne Industries Borrower/Accudyne Industries LLC (Luxembourg),
Gtd. Notes, 144A
7.750%	12/15/20		755	634,200
Airbus Group Finance BV (France),
Gtd. Notes, 144A
2.700%	04/17/23		5,095	5,075,425
Arconic, Inc.,
Sr. Unsec’d. Notes
5.870%	02/23/22		4,800	5,180,640

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Aerospace & Defense (cont’d.)
6.150%	08/15/20	(a)	5,075	$5,487,344
Harris Corp.,
Sr. Unsec’d. Notes
2.700%	04/27/20		700	706,437
3.832%	04/27/25		980	997,635
4.854%	04/27/35		6,295	6,724,565
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.900%	03/01/25		6,305	6,153,875
3.550%	01/15/26		5,085	5,168,109
3.600%	03/01/35		1,150	1,096,320
Moog, Inc.,
Gtd. Notes, 144A
5.250%	12/01/22		350	358,750
StandardAero Aviation Holdings, Inc.,
Gtd. Notes, 144A
10.000%	07/15/23		1,940	2,080,650

				39,663,950

Agriculture — 0.2%
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.950%	07/21/20		5,615	5,686,574
4.250%	07/21/25		4,055	4,195,790
Kernel Holding SA (Ukraine),
Gtd. Notes, 144A
8.750%	01/31/22		1,165	1,206,288
Mriya Agro Holding PLC (Ukraine),
Sr. Unsec’d. Notes, 144A(g)(i)
9.450%	04/19/18		900	45,000
Sr. Unsec’d. Notes, RegS(g)(i)
9.450%	04/19/18		400	19,999
Reynolds American, Inc.,
Gtd. Notes
2.300%	06/12/18		362	364,175
3.250%	11/01/22		2,685	2,685,175
4.000%	06/12/22	(a)	2,604	2,733,075
4.450%	06/12/25		3,405	3,584,130
5.700%	08/15/35		208	237,806
5.850%	08/15/45		3,228	3,790,979
6.150%	09/15/43		229	276,006
7.250%	06/15/37		610	809,306

				25,634,303

Airlines — 0.2%
Air Canada (Canada),
Gtd. Notes, 144A
7.750%	04/15/21		525	590,625
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27		2,324	2,398,737
American Airlines 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates, 144A
5.625%	01/15/21		113	117,212
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24		4,955	5,270,562

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Airlines (cont’d.)
American Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.375%	04/01/24		435	$437,499
American Airlines 2015-1 Class B Pass-Through Trust,
Pass-Through Certificates
3.700%	11/01/24		4,991	4,878,274
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29		2,953	2,945,984
American Airlines Group, Inc.,
Gtd. Notes
6.125%	06/01/18	(a)	2,100	2,173,500
Gtd. Notes, 144A
5.500%	10/01/19	(a)	320	332,800
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	11/23/20		208	216,837
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	10/15/20		96	101,297
Delta Air Lines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.625%	01/30/29		2,149	2,190,340
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.625%	03/15/22		4,230	4,318,008
United Airlines 2014-2 Class B Pass-Through Trust,
Pass-Through Certificates
4.625%	03/03/24		133	135,923
United Continental Holdings, Inc.,
Gtd. Notes
6.000%	12/01/20	(a)	1,045	1,110,313
US Airways 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.625%	12/03/26		1,705	1,790,248
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27		1,825	1,867,279

				30,875,438

Apparel — 0.0%
Levi Strauss & Co.,
Sr. Unsec’d. Notes
5.000%	05/01/25		1,700	1,742,840
6.875%	05/01/22		450	465,975
William Carter Co. (The),
Gtd. Notes
5.250%	08/15/21		1,322	1,359,545
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
5.000%	09/01/26		450	423,000

				3,991,360

Auto Manufacturers — 0.0%
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.125%	10/02/17		180	180,278

Auto Parts & Equipment — 0.1%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	10/01/24		1,475	1,489,750

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Auto Parts & Equipment (cont’d.)
American Axle & Manufacturing, Inc.,
Gtd. Notes, 144A
6.250%	04/01/25	(a)	2,085	$2,087,606
Delphi Automotive PLC,
Gtd. Notes
4.250%	01/15/26	(a)	3,920	4,092,170
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.125%	11/15/23	(a)	1,175	1,224,938
MPG Holdco I, Inc.,
Gtd. Notes
7.375%	10/15/22		1,475	1,600,375
Nemak SAB de CV (Mexico),
Sr. Unsec’d. Notes, RegS
5.500%	02/28/23		1,300	1,350,375
TI Group Automotive Systems LLC (United Kingdom),
Gtd. Notes, 144A
8.750%	07/15/23		1,325	1,405,600

				13,250,814

Banks — 2.5%
Akbank TAS (Turkey),
Sub. Notes, 144A
7.200%(c)	03/16/27		700	722,593
Banco de Bogota SA (Colombia),
Sub. Notes, 144A
6.250%	05/12/26		350	365,313
Sub. Notes, RegS
6.250%	05/12/26		1,800	1,878,749
Banco de Credito del Peru (Peru),
Sub. Notes, RegS
6.125%(c)	04/24/27		700	764,749
Banco de Galicia y Buenos Aires SA (Argentina),
Sub. Notes, 144A
8.250%(c)	07/19/26	(a)	3,000	3,255,870
Banco do Brasil SA (Brazil),
Jr. Sub. Notes, RegS
9.000%(c)	06/29/49		1,100	1,138,499
Banco Hipotecario SA (Argentina),
Sr. Unsec’d. Notes, 144A
9.750%	11/30/20		200	226,600
Sr. Unsec’d. Notes, RegS
9.750%	11/30/20		500	566,499
Banco Macro SA (Argentina),
Sub. Notes, 144A
6.750%(c)	11/04/26		2,570	2,571,748
Banco Mercantil del Norte SA (Mexico),
Sub. Notes, 144A
5.750%(c)	10/04/31		1,400	1,370,250
Banco Nacional de Comercio Exterior SNC (Mexico),
Sub. Notes, 144A
3.800%(c)	08/11/26		2,015	1,974,700
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	09/20/22		1,550	1,605,348
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	(a)	17,730	17,840,032
Sr. Unsec’d. Notes, MTN

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Banks (cont’d.)
3.248%	10/21/27		5,810	$5,530,179
3.824%(c)	01/20/28	(a)	7,395	7,407,401
5.650%	05/01/18		3,855	4,010,811
Sub. Notes, MTN
4.450%	03/03/26		4,020	4,122,695
Bank of Ceylon (Sri Lanka),
Sr. Unsec’d. Notes, RegS
5.325%	04/16/18		550	556,188
Bank of East Asia Ltd. (The) (Hong Kong),
Sub. Notes, EMTN, RegS
4.250%(c)	11/20/24		1,300	1,312,890
Barclays Bank PLC (United Kingdom),
Sub. Notes
5.140%	10/14/20		5,015	5,365,117
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.684%	01/10/23		4,680	4,702,179
4.375%	01/12/26		200	202,670
Sub. Notes
5.200%	05/12/26		12,360	12,643,242
BBVA Bancomer SA (Mexico),
Sr. Unsec’d. Notes, 144A
4.375%	04/10/24		5,305	5,429,668
Sub. Notes, RegS(g)
5.350%(c)	11/12/29		600	590,999
BPCE SA (France),
Sub. Notes, 144A
4.500%	03/15/25		10,575	10,403,241
Capital One NA,
Sr. Unsec’d. Notes
2.950%	07/23/21		1,017	1,025,116
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.200%	10/21/26		13,570	12,980,560
3.887%(c)	01/10/28	(a)	10,975	11,023,916
Sub. Notes
3.500%	05/15/23		3,950	3,978,689
Citizens Financial Group, Inc.,
Sub. Notes, 144A
4.150%	09/28/22		546	561,152
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
7.875%(c)	01/29/49		1,465	1,489,539
Development Bank of Kazakhstan JSC (Kazakhstan),
Sr. Unsec’d. Notes, RegS
4.125%	12/10/22		700	692,829
Discover Bank,
Sr. Unsec’d. Notes
3.100%	06/04/20		5,112	5,214,833
4.200%	08/08/23		769	800,845
Sub. Notes
7.000%	04/15/20		866	966,010
Emirates NBD Tier 1 Ltd. (United Arab Emirates),
Gtd. Notes, RegS
5.750%(c)	05/29/49		1,400	1,437,939
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.375%(c)	12/29/49		1,200	1,227,000
Sr. Unsec’d. Notes

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Banks (cont’d.)
3.000%	04/26/22	(a)	11,830	$11,858,972
3.500%	11/16/26	(a)	10,905	10,660,913
5.750%	01/24/22		5,180	5,826,878
Sub. Notes
4.250%	10/21/25		3,570	3,638,933
6.750%	10/01/37		4,195	5,176,370
Grupo Aval Ltd. (Colombia),
Gtd. Notes, RegS
4.750%	09/26/22		600	599,999
Grupo Financiero Santander Mexico SAB de CV (Mexico),
Jr. Sub. Notes(g)
8.500%(c)	12/29/49		1,500	1,595,409
Halyk Savings Bank of Kazakhstan JSC (Kazakhstan),
Sr. Unsec’d. Notes, RegS
7.250%	01/28/21		850	923,313
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.375%(c)	12/29/49		4,410	4,487,175
Sr. Unsec’d. Notes
2.650%	01/05/22		3,240	3,198,735
2.950%	05/25/21		4,640	4,662,792
Huntington Bancshares, Inc.,
Sub. Notes
7.000%	12/15/20		200	229,090
ING Bank NV (Netherlands),
Sub. Notes, 144A
5.800%	09/25/23		6,129	6,819,076
Sub. Notes, EMTN, RegS
4.125%(c)	11/21/23		5,595	5,706,341
Intesa Sanpaolo SpA (Italy),
Gtd. Notes, 144A
7.700%(c)	12/29/49	(a)	660	630,300
Itau Unibanco Holding SA (Brazil),
Sub. Notes, RegS
5.650%	03/19/22		955	1,007,048
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.300%(c)	12/29/49		2,125	2,202,031
Sr. Unsec’d. Notes
2.273%(c)	10/24/23		19,300	19,742,549
2.950%	10/01/26		4,860	4,620,713
3.300%	04/01/26	(a)	1,840	1,800,374
3.900%	07/15/25	(a)	1,120	1,157,718
Sub. Notes
3.875%	09/10/24	(a)	9,669	9,800,324
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.900%	09/15/20		5,350	5,436,408
Morgan Stanley,
Sr. Unsec’d. Notes
3.625%	01/20/27		8,070	8,011,057
Sr. Unsec’d. Notes, GMTN
3.750%	02/25/23		21,620	22,327,060
3.875%	01/27/26	(a)	7,150	7,245,095
Sub. Notes
4.875%	11/01/22		3,505	3,789,764
5.000%	11/24/25		1,209	1,298,202
Sub. Notes, GMTN
4.350%	09/08/26		10,250	10,498,819

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Banks (cont’d.)
National Savings Bank (Sri Lanka),
Sr. Unsec’d. Notes, RegS
8.875%	09/18/18		845	$899,925
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.875%	09/12/23		3,755	3,700,778
4.800%	04/05/26		10,440	10,683,471
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia),
Sub. Notes, RegS
8.500%	10/16/23		1,660	1,884,099
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.875%	08/05/21		6,815	6,726,310
3.571%	01/10/23		3,845	3,844,915
Sberbank of Russia Via SB Capital SA (Russia),
Sr. Unsec’d. Notes, RegS
6.125%	02/07/22		1,750	1,916,879
Standard Chartered PLC (United Kingdom),
Jr. Sub. Notes, 144A
7.500%(c)	12/29/49		1,480	1,528,840
TC Ziraat Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, RegS
4.750%	04/29/21		4,600	4,513,824
Toronto-Dominion Bank (The) (Canada),
Sub. Notes
3.625%(c)	09/15/31		1,315	1,287,714
UBS AG (Switzerland),
Sr. Unsec’d. Notes
1.375%	06/01/17		584	584,118
1.800%	03/26/18		1,064	1,064,755
UBS Group Funding Jersey Ltd. (Switzerland),
Gtd. Notes, 144A
4.125%	09/24/25		9,130	9,284,470
Vnesheconombank Via VEB Finance PLC (Russia),
Sr. Unsec’d. Notes, RegS
6.800%	11/22/25		1,850	2,064,789
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.069%	01/24/23	(a)	11,330	11,398,909

				364,291,912

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	(a)	15,320	16,556,692
Constellation Brands, Inc.,
Gtd. Notes
6.000%	05/01/22		475	539,928

				17,096,620

Biotechnology — 0.1%
Biogen, Inc.,
Sr. Unsec’d. Notes
4.050%	09/15/25		5,830	6,041,285
Celgene Corp.,
Sr. Unsec’d. Notes
3.625%	05/15/24		7,980	8,077,500
3.875%	08/15/25		1,920	1,962,440

				16,081,225

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Building Materials — 0.1%
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, RegS
7.750%	04/16/26		1,600	$1,800,335
Grupo Cementos de Chihuahua SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
8.125%	02/08/20		560	582,400
Holcim US Finance Sarl & Cie SCS (Switzerland),
Gtd. Notes, 144A
5.150%	09/12/23		2,420	2,654,832
6.000%	12/30/19		1,572	1,713,711
James Hardie International Finance Ltd. (Ireland),
Gtd. Notes, 144A
5.875%	02/15/23		2,350	2,426,375
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24		4,475	4,620,921
Masonite International Corp.,
Gtd. Notes, 144A
5.625%	03/15/23		375	382,684
Norbord, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.250%	04/15/23		375	393,750
Owens Corning,
Gtd. Notes
9.000%	06/15/19		425	480,287
RSI Home Products, Inc.,
Sec’d. Notes, 144A
6.500%	03/15/23	(a)	1,050	1,081,500
Votorantim Cimentos SA (Brazil),
Gtd. Notes, 144A
7.250%	04/05/41		1,160	1,180,300
Sr. Unsec’d. Notes
7.250%	04/05/41		850	864,875
Vulcan Materials Co.,
Sr. Unsec’d. Notes
7.500%	06/15/21		425	497,526

				18,679,496

Cable Television — 0.0%
Videotron Ltd.,
Sr. Unsec’d. Notes^
5.125%	04/15/27		1,735	1,735,000

Chemicals — 0.1%
Braskem America Finance Co. (Brazil),
Gtd. Notes, RegS
7.125%	07/22/41		200	212,099
CF Industries, Inc.,
Gtd. Notes
7.125%	05/01/20	(a)	1,100	1,197,559
Sr. Unsec’d. Notes
5.375%	03/15/44		573	499,943
Consolidated Energy Finance SA (Trinidad & Tobago),
Gtd. Notes, 144A
6.750%	10/15/19		1,170	1,178,775
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23		860	882,575

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Chemicals (cont’d.)
Equate Petrochemical BV (Kuwait),
Gtd. Notes, 144A
4.250%	11/03/26		1,490	$1,490,060
Huntsman International LLC,
Gtd. Notes
4.875%	11/15/20		325	338,813
INEOS Group Holdings SA (Luxembourg),
Gtd. Notes, 144A
5.625%	08/01/24	(a)	1,150	1,152,875
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA (Canada),
Sr. Sec’d. Notes, 144A
8.375%	12/01/22		1,485	1,529,550
Platform Specialty Products Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	02/01/22	(a)	610	632,875
10.375%	05/01/21	(a)	775	862,188
PQ Corp.,
Sr. Sec’d. Notes, 144A
6.750%	11/15/22	(a)	575	612,375
Solvay Finance America LLC (Belgium),
Gtd. Notes, 144A
4.450%	12/03/25		4,730	4,932,785
Tronox Finance LLC,
Gtd. Notes
6.375%	08/15/20	(a)	925	928,469
Valvoline, Inc.,
Gtd. Notes, 144A
5.500%	07/15/24		400	420,000

				16,870,941

Coal — 0.0%
CONSOL Energy, Inc.,
Gtd. Notes
8.000%	04/01/23	(a)	375	394,219

Commercial Services — 0.2%
ADT Corp. (The),
Sr. Sec’d. Notes
6.250%	10/15/21	(a)	1,225	1,331,453
Sr. Sec’d. Notes, 144A
4.875%	07/15/32		355	282,225
AMN Healthcare, Inc.,
Gtd. Notes, 144A
5.125%	10/01/24		1,550	1,565,499
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
6.375%	04/01/24	(a)	1,200	1,201,500
CEB, Inc.,
Gtd. Notes, 144A
5.625%	06/15/23		1,150	1,249,188
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, RegS
6.850%	07/02/37		1,570	1,812,490
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.700%	11/01/26		2,030	1,929,547
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25		3,665	3,675,493
Europcar Groupe SA (France),
Sec’d. Notes, 144A

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Commercial Services (cont’d.)
5.750%	06/15/22		EUR 475	$531,034
FTI Consulting, Inc.,
Gtd. Notes
6.000%	11/15/22		850	879,750
Gartner, Inc.,
Gtd. Notes, 144A
5.125%	04/01/25		915	932,156
Hertz Corp. (The),
Gtd. Notes
7.375%	01/15/21	(a)	890	884,438
HPHT Finance 15 Ltd. (Hong Kong),
Gtd. Notes, 144A
2.250%	03/17/18		4,160	4,156,550
ICTSI Treasury BV (Philippines),
Gtd. Notes, EMTN, RegS
5.875%	09/17/25		200	214,313
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38		2,130	2,252,145
President and Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37		1,310	1,312,142
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23	(a)	2,445	2,680,331
Red de Carreteras de Occidente SAPIB de CV (Mexico),
Sr. Sec’d. Notes, 144A
9.000%	06/10/28		MXN 4,240	213,219
Ritchie Bros Auctioneers, Inc. (Canada),
Gtd. Notes, 144A
5.375%	01/15/25		1,450	1,482,625
Service Corp. International,
Sr. Unsec’d. Notes
8.000%	11/15/21		350	407,750
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.375%	03/22/27		1,255	1,213,575
4.125%	02/02/26		3,405	3,509,390
United Rentals North America, Inc.,
Gtd. Notes
5.500%	05/15/27		750	757,500
6.125%	06/15/23		875	914,375

				35,388,688

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
3.000%	02/09/24		3,905	3,938,544
4.250%	02/09/47		1,160	1,178,605
Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
Gtd. Notes, 144A
5.875%	06/15/21		525	551,949
7.125%	06/15/24	(a)	575	635,650
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
6.875%	03/01/20		325	329,875
8.375%	08/15/22		815	835,375

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Computers (cont’d.)
Western Digital Corp.,
Gtd. Notes
10.500%	04/01/24	(a)		3,550	$4,184,563
Sr. Sec’d. Notes, 144A
7.375%	04/01/23	(a)		1,315	1,441,569

					13,096,130

Consumer Finance — 0.0%
SLM Corp.,
Sr. Sec’d. Notes^
5.125%	04/05/22			1,130	1,130,000

Cosmetics/Personal Care — 0.0%
Avon International Operations, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	08/15/22			825	870,375

Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	12/15/23			750	780,000
Beacon Roofing Supply, Inc.,
Gtd. Notes
6.375%	10/01/23			1,100	1,171,500
Entertainment One Ltd. (Canada),
Sr. Sec’d. Notes, 144A
6.875%	12/15/22		GBP	450	614,828
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22	(a)		900	943,875
HD Supply, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	12/15/21	(a)		900	946,125
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	06/01/24			1,050	1,073,625
Univar USA, Inc.,
Gtd. Notes, 144A
6.750%	07/15/23	(a)		955	990,813

					6,520,766

Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
3.500%	05/26/22			1,910	1,924,562
3.950%	02/01/22			4,535	4,657,386
4.625%	07/01/22			1,115	1,176,154
Affiliated Managers Group, Inc.,
Sr. Unsec’d. Notes
4.250%	02/15/24			239	249,160
Aircastle Ltd.,
Sr. Unsec’d. Notes
5.000%	04/01/23	(a)		575	605,188
5.500%	02/15/22			1,425	1,528,313
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22	(a)		1,160	1,168,700
5.875%	11/01/21	(a)		1,145	1,185,075
6.375%	04/01/20			500	508,750
Ally Financial, Inc.,
Gtd. Notes
7.500%	09/15/20			360	404,325
8.000%	03/15/20			161	180,723

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Diversified Financial Services (cont’d.)
8.000%	11/01/31		1,075	$1,276,563
Sr. Unsec’d. Notes
5.125%	09/30/24		225	231,469
Sub. Notes
5.750%	11/20/25	(a)	2,080	2,129,400
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23		967	965,041
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		2,490	2,442,727
3.950%	11/06/24		477	477,729
4.100%	02/09/27		8,730	8,732,942
5.200%	04/27/22		304	327,974
10.250%	07/15/19		400	459,476
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A(g)
3.290%	10/10/34		648	636,562
Grain Spectrum Funding LLC,
Sec’d. Notes, 144A(g)
4.000%	10/10/18		3,810	3,806,776
GTP Acquisition Partners I LLC,
Asset Backed, 144A
2.350%	06/15/45		5,190	5,123,464
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.875%	03/15/19	(a)	1,407	1,421,070
6.000%	08/01/20		725	750,375
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.875%	08/01/21		400	404,000
Lincoln Finance Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
7.375%	04/15/21		3,050	3,233,000
LPL Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/15/25		1,450	1,464,500
Navient Corp.,
Sr. Unsec’d. Notes, MTN
8.000%	03/25/20	(a)	850	923,313
NFP Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	07/15/21		245	258,928
Ocwen Loan Servicing LLC,
Sec’d. Notes, 144A
8.375%	11/15/22		475	482,125
OneMain Financial Holdings LLC,
Gtd. Notes, 144A
7.250%	12/15/21	(a)	775	811,813
Poinsettia Finance Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
6.625%	06/17/31		400	411,009
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.750%	05/01/25	(a)	1,100	1,080,750
Springleaf Finance Corp.,
Gtd. Notes
8.250%	12/15/20	(a)	775	846,688

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Diversified Financial Services (cont’d.)
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
3.491%	05/23/23		7,990	$8,041,567
Visa, Inc.,
Sr. Unsec’d. Notes
4.300%	12/14/45		6,555	6,879,073

				67,206,670

Diversified Machinery — 0.1%
AGCO Corp.,
Sr. Unsec’d. Notes
5.875%	12/01/21		525	569,832
Gardner Denver, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	08/15/21	(a)	1,175	1,213,188
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.625%	08/15/24		1,225	1,235,719
5.875%	08/15/26	(a)	1,250	1,260,938
Welbilt, Inc.,
Sr. Unsec’d. Notes
9.500%	02/15/24		250	288,125
Zebra Technologies Corp.,
Sr. Unsec’d. Notes
7.250%	10/15/22	(a)	1,700	1,838,125

				6,405,927

Electric — 0.5%
Adani Transmission Ltd. (India),
Sr. Sec’d. Notes, 144A
4.000%	08/03/26		1,250	1,223,864
AES Corp.,
Sr. Unsec’d. Notes
5.500%	03/15/24	(a)	1,050	1,065,749
6.000%	05/15/26		675	698,625
Calpine Corp.,
Sr. Unsec’d. Notes
5.375%	01/15/23	(a)	2,355	2,375,724
5.500%	02/01/24	(a)	525	522,212
CMS Energy Corp.,
Sr. Unsec’d. Notes
5.050%	03/15/22		240	262,728
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24		585	601,673
Constellation Energy Group, Inc.,
Gtd. Notes
5.150%	12/01/20		2,555	2,774,188
DPL, Inc.,
Sr. Unsec’d. Notes
7.250%	10/15/21		1,425	1,519,335
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26		2,800	2,608,805
3.750%	09/01/46		4,790	4,300,304
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.900%	12/01/21		338	377,681

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Electric (cont’d.)
Dynegy, Inc.,
Gtd. Notes
5.875%	06/01/23	(a)	450	$412,313
7.375%	11/01/22	(a)	1,045	1,034,550
Entergy Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/22		585	612,762
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, RegS
7.125%	02/11/25		6,600	6,663,835
Exelon Corp.,
Sr. Unsec’d. Notes
1.550%	06/09/17		160	160,005
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20		4,455	4,516,230
FirstEnergy Corp.,
Sr. Unsec’d. Notes
7.375%	11/15/31		844	1,100,023
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25		5,520	5,736,340
Great Plains Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22		6,020	6,078,472
4.850%	04/01/47	(a)	1,540	1,578,760
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.875%	06/21/23		1,245	1,447,213
Lamar Funding Ltd. (Oman),
Gtd. Notes, RegS
3.958%	05/07/25		1,500	1,424,625
Listrindo Capital BV (Indonesia),
Gtd. Notes, 144A
4.950%	09/14/26		525	511,875
Gtd. Notes, RegS
4.950%	09/14/26		900	877,499
NRG Energy, Inc.,
Gtd. Notes
6.250%	07/15/22		195	199,388
6.625%	03/15/23		1,900	1,943,938
7.250%	05/15/26	(a)	1,265	1,302,950
Gtd. Notes, 144A
6.625%	01/15/27		2,725	2,718,188
Origin Energy Finance Ltd. (Australia),
Gtd. Notes, 144A
3.500%	10/09/18		7,450	7,550,158
Pampa Energia SA (Argentina),
Sr. Unsec’d. Notes, 144A
7.500%	01/24/27		665	673,479
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, RegS
5.250%	10/24/42		700	695,800
Puget Energy, Inc.,
Sr. Sec’d. Notes
6.500%	12/15/20		276	309,106
Ruwais Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes, RegS
6.000%	08/31/36		1,200	1,369,199

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Electric (cont’d.)
Southern Co. (The),
Sr. Unsec’d. Notes
2.950%	07/01/23		5,410	$5,266,099
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes, RegS
4.375%	05/22/43		725	771,799
State Grid Overseas Investment 2014 Ltd. (China),
Gtd. Notes, RegS
4.125%	05/07/24		1,600	1,693,589
4.850%	05/07/44		400	450,535

				75,429,618

Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
5.500%	06/15/25	(a)	1,025	1,045,500

Electronics — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.200%	10/01/22		740	748,276
3.875%	07/15/23		740	768,440
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.500%	04/01/22		1,985	2,000,767
Avnet, Inc.,
Sr. Unsec’d. Notes
4.625%	04/15/26		2,135	2,162,264
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
4.600%	04/06/27		2,325	2,341,861

				8,021,608

Engineering & Construction — 0.2%
Alam Synergy Pte Ltd. (Indonesia),
Gtd. Notes, RegS
6.625%	04/24/22		500	505,002
CCCI Treasure Ltd. (China),
Gtd. Notes, RegS
3.500%(c)	12/29/49		1,260	1,267,851
CRCC Yupeng Ltd. (China),
Gtd. Notes, RegS
3.950%(c)	02/28/49		4,470	4,565,613
Delhi International Airport Pvt Ltd. (India),
Sr. Sec’d. Notes, 144A
6.125%	10/31/26		1,110	1,187,121
Pratama Agung Pte Ltd. (Indonesia),
Gtd. Notes, RegS
6.250%	02/24/20		550	573,429
SBA Tower Trust,
Mortgage, 144A
2.898%	10/15/44		2,670	2,678,296
2.933%	12/09/42		685	685,338
3.156%	10/15/45		5,070	5,095,857
3.869%	10/15/49		4,755	4,712,686

				21,271,193

Entertainment — 0.2%
AMC Entertainment Holdings, Inc.,
Gtd. Notes

Interest Rate	Maturity Date			Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Entertainment (cont’d.)
5.750%	06/15/25	(a)		3,075	$3,151,875
Gtd. Notes, 144A
5.875%	11/15/26	(a)		550	556,188
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	03/15/22			950	969,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.250%	03/15/21	(a)		1,075	1,101,875
Eagle II Acquisition Co. LLC,
Sr. Unsec’d. Notes, 144A
6.000%	04/01/25			950	978,500
Eldorado Resorts, Inc.,
Gtd. Notes
7.000%	08/01/23			955	1,024,238
Great Canadian Gaming Corp. (Canada),
Gtd. Notes, 144A
6.625%	07/25/22		CAD	2,350	1,842,219
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	02/15/22			1,600	1,708,000
6.500%	02/15/25			2,225	2,369,625
National CineMedia LLC,
Sr. Unsec’d. Notes
5.750%	08/15/26			825	834,895
Regal Entertainment Group,
Sr. Unsec’d. Notes
5.750%	03/15/22	(a)		2,300	2,400,625
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
Sr. Sec’d. Notes, 144A
6.125%	08/15/21	(a)		1,075	1,093,813
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22			5,845	6,232,231
Sr. Sec’d. Notes, 144A
7.000%	01/01/22	(a)		1,565	1,670,638
Shingle Springs Tribal Gaming Authority,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/21			1,200	1,287,000
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.250%	01/15/21			600	616,920
Universal Entertainment Corp. (Japan),
Gtd. Notes, GMTN, RegS, PIK, 144A(g)
8.500%	08/24/20			1,250	1,293,749
WMG Acquisition Corp.,
Sr. Sec’d. Notes, 144A
5.000%	08/01/23			1,050	1,060,500

					30,191,891

Environmental Control — 0.0%
Advanced Disposal Services, Inc.,
Gtd. Notes, 144A
5.625%	11/15/24			575	580,750
Clean Harbors, Inc.,
Gtd. Notes
5.125%	06/01/21	(a)		1,300	1,327,300

					1,908,050

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Foods — 0.2%
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
Sr. Unsec’d. Notes, 144A
5.750%	03/15/25		800	$776,000
6.625%	06/15/24	(a)	1,350	1,380,375
Bumble Bee Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	12/15/17		416	405,600
Cencosud SA (Chile),
Gtd. Notes, RegS
5.150%	02/12/25		2,550	2,655,399
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25		1,920	1,965,600
Cosan Overseas Ltd. (Brazil),
Gtd. Notes, RegS
8.250%	11/29/49		350	350,875
Darling Ingredients, Inc.,
Gtd. Notes
5.375%	01/15/22	(a)	2,025	2,095,875
Dean Foods Co.,
Gtd. Notes, 144A
6.500%	03/15/23	(a)	1,025	1,068,563
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg),
Gtd. Notes, 144A
5.625%	08/15/26		1,710	1,714,275
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	11/01/26		1,025	1,045,500
Marfrig Holdings Europe BV (Brazil),
Gtd. Notes, RegS
8.000%	06/08/23		1,025	1,070,919
Minerva Luxembourg SA (Brazil),
Gtd. Notes, 144A
6.500%	09/20/26		200	195,426
7.750%	01/31/23	(g)	1,765	1,837,806
Gtd. Notes, RegS(g)
7.750%	01/31/23		1,800	1,874,249
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
Gtd. Notes
5.875%	01/15/24		1,075	1,120,688
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	03/01/25		595	597,975
5.750%	03/01/27		590	588,525
7.750%	03/15/24		300	330,813
8.000%	07/15/25	(a)	1,010	1,133,725
Shearer’s Foods LLC/Chip Finance Corp.,
Sr. Sec’d. Notes, 144A
9.000%	11/01/19		900	938,250
TreeHouse Foods, Inc.,
Gtd. Notes, 144A
6.000%	02/15/24		1,250	1,309,375

				24,455,813

Forest Products & Paper — 0.1%
Cascades, Inc. (Canada),
Gtd. Notes, 144A
5.500%	07/15/22		325	324,188
5.750%	07/15/23		1,700	1,700,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Forest Products & Paper (cont’d.)
International Paper Co.,
Sr. Unsec’d. Notes
4.400%	08/15/47		6,900	$6,513,600
Mercer International, Inc. (Canada),
Sr. Unsec’d. Notes
7.750%	12/01/22		400	428,120
Sr. Unsec’d. Notes, 144A
6.500%	02/01/24		1,075	1,077,688

				10,043,596

Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25		475	471,438
NGL Energy Partners LP/NGL Energy Finance Corp.,
Gtd. Notes
5.125%	07/15/19		375	375,938
Gtd. Notes, 144A
6.125%	03/01/25		450	436,500
7.500%	11/01/23		1,775	1,832,688
Sempra Energy,
Sr. Unsec’d. Notes
2.300%	04/01/17		361	361,000
2.850%	11/15/20		2,610	2,640,140

				6,117,704

Healthcare-Products — 0.2%
Abbott Laboratories,
Sr. Unsec’d. Notes
2.900%	11/30/21	(a)	5,160	5,182,575
3.750%	11/30/26	(a)	9,080	9,068,577
Becton Dickinson and Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19		188	190,678
Hill-Rom Holdings, Inc.,
Gtd. Notes, 144A
5.000%	02/15/25		1,020	1,018,725
5.750%	09/01/23		400	414,500
Kinetic Concepts, Inc./KCI USA, Inc.,
Sec’d. Notes, 144A
12.500%	11/01/21		540	598,050
Life Technologies Corp.,
Sr. Unsec’d. Notes
6.000%	03/01/20		3,865	4,234,324
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA,
Sr. Unsec’d. Notes, 144A
6.625%	05/15/22	(a)	575	534,750
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.300%	02/15/22		5,000	5,098,215

				26,340,394

Healthcare-Services — 0.4%
Anthem, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/24		5,935	5,972,165
4.650%	01/15/43		1,785	1,818,381
Catholic Health Initiatives,
Unsec’d. Notes

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Healthcare-Services (cont’d.)
2.600%	08/01/18		1,515	$1,524,142
Centene Corp.,
Sr. Unsec’d. Notes
5.625%	02/15/21		325	340,145
6.125%	02/15/24		650	697,938
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22	(a)	490	421,400
Sr. Sec’d. Notes
6.250%	03/31/23	(a)	1,360	1,383,800
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25		1,550	1,553,875
5.125%	07/15/24	(a)	1,550	1,565,500
HCA, Inc.,
Gtd. Notes
7.500%	02/15/22	(a)	6,300	7,205,625
Sr. Sec’d. Notes
5.250%	06/15/26	(a)	1,125	1,184,063
5.875%	03/15/22		450	495,000
Humana, Inc.,
Sr. Unsec’d. Notes
3.850%	10/01/24		9,775	10,008,153
3.950%	03/15/27		1,120	1,145,183
4.950%	10/01/44		4,510	4,730,566
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19		1,770	1,694,775
Kaiser Foundation Hospitals,
Gtd. Notes
3.500%	04/01/22		1,785	1,845,488
Kindred Healthcare, Inc.,
Gtd. Notes
8.000%	01/15/20		190	193,088
Molina Healthcare, Inc.,
Gtd. Notes
5.375%	11/15/22		1,300	1,347,931
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24	(a)	600	645,075
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
8.875%	04/15/21		725	766,688
Synlab Bondco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.250%	07/01/22		EUR 825	947,837
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
7.500%	01/01/22	(a)	525	567,000
Sr. Sec’d. Notes
6.000%	10/01/20		50	52,875
Sr. Unsec’d. Notes
6.750%	06/15/23	(a)	1,420	1,395,150
8.125%	04/01/22	(a)	2,290	2,390,188
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25		1,445	1,478,669
5.750%	11/15/20	(a)	1,025	1,054,725

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Healthcare-Services (cont’d.)
				$54,425,425

Holding Companies-Diversified — 0.0%
Alfa SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
6.875%	03/25/44		1,385	1,412,700
HRG Group, Inc.,
Sr. Sec’d. Notes
7.875%	07/15/19		900	931,500

				2,344,200

Home Builders — 0.0%
Shea Homes LP/Shea Homes Funding Corp.,
Gtd. Notes, 144A
5.875%	04/01/23		475	477,375
6.125%	04/01/25		700	703,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
5.875%	04/15/23		735	771,750
William Lyon Homes, Inc.,
Gtd. Notes
7.000%	08/15/22		1,665	1,739,925
Gtd. Notes, 144A
5.875%	01/31/25	(a)	610	614,575

				4,307,125

Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes
5.625%	10/15/23	(a)	600	603,000

Household Products/Wares — 0.0%
Central Garden & Pet Co.,
Gtd. Notes
6.125%	11/15/23		700	738,500
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25		1,125	1,189,688
6.625%	11/15/22	(a)	625	658,594

				2,586,782

Housewares — 0.0%
American Greetings Corp.,
Sr. Unsec’d. Notes, 144A
7.875%	02/15/25	(a)	420	441,000
Newell Brands, Inc.,
Sr. Unsec’d. Notes
5.500%	04/01/46	(a)	3,255	3,694,145
Scotts Miracle-Gro Co. (The),
Gtd. Notes
6.000%	10/15/23		450	478,125

				4,613,270

Insurance — 0.4%
Alliant Holdings Intermediate LLC,
Sr. Unsec’d. Notes, 144A
8.250%	08/01/23	(a)	1,315	1,379,922
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19		1,031	1,034,809

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Insurance (cont’d.)
Aon Corp.,
Gtd. Notes
5.000%	09/30/20		205	$221,710
Chubb INA Holdings, Inc.,
Gtd. Notes
2.300%	11/03/20		3,315	3,326,907
4.350%	11/03/45		2,635	2,781,598
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24		3,245	3,330,220
5.875%	08/15/20		5,305	5,884,789
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
4.500%	05/30/20		50	51,625
5.250%	05/30/25		1,875	1,923,056
Hub Holdings LLC/Hub Holdings Finance, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
8.125%	07/15/19	(a)	1,150	1,150,000
HUB International Ltd.,
Sr. Unsec’d. Notes, 144A
7.875%	10/01/21	(a)	975	1,016,438
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44		5,800	5,881,072
5.000%	06/01/21		334	362,743
6.500%	03/15/35		260	313,206
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.350%	01/30/47		1,440	1,458,383
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
4.500%	04/15/65		607	588,701
MetLife, Inc.,
Sr. Unsec’d. Notes
3.048%	12/15/22		1,660	1,679,339
MGIC Investment Corp.,
Sr. Unsec’d. Notes
5.750%	08/15/23		1,350	1,424,250
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43		563	606,693
Principal Financial Group, Inc.,
Gtd. Notes
4.700%(c)	05/15/55		4,165	4,227,475
Reinsurance Group of America, Inc.,
Sr. Unsec’d. Notes
5.000%	06/01/21		1,945	2,116,456
6.450%	11/15/19		4,179	4,611,978
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		982	1,061,972
TIAA Asset Management Finance Co. LLC,
Sr. Unsec’d. Notes, 144A
4.125%	11/01/24		303	308,762
Trinity Acquisition PLC,
Gtd. Notes
3.500%	09/15/21		1,245	1,265,718

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Insurance (cont’d.)
Unum Group,
Sr. Unsec’d. Notes
3.000%	05/15/21		1,915	$1,917,170
5.625%	09/15/20		991	1,090,335
USI, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	01/15/21		1,425	1,449,938

				52,465,265

Internet — 0.4%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
3.125%	11/28/21		3,050	3,080,381
3.600%	11/28/24		13,145	13,239,250
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.750%	06/09/19		3,805	3,836,863
Bankrate, Inc.,
Gtd. Notes, 144A
6.125%	08/15/18		1,255	1,261,275
EIG Investors Corp.,
Gtd. Notes
10.875%	02/01/24		105	111,563
Expedia, Inc.,
Gtd. Notes
5.000%	02/15/26		9,190	9,821,767
Match Group, Inc.,
Sr. Unsec’d. Notes
6.375%	06/01/24		500	540,935
6.750%	12/15/22	(a)	875	916,563
MercadoLibre, Inc. (Argentina),
Sr. Unsec’d. Notes
2.250%	07/01/19		1,040	1,807,000
Netflix, Inc.,
Sr. Unsec’d. Notes
5.750%	03/01/24		1,850	1,977,095
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	06/01/26		5,520	5,483,883
3.650%	03/15/25		4,230	4,256,416
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A
2.875%	02/11/20		2,335	2,358,493
Sr. Unsec’d. Notes, RegS
3.800%	02/11/25		9,280	9,483,825
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.375%	05/15/25	(a)	1,775	1,915,882
Gtd. Notes, 144A
5.750%	01/15/27		750	791,100

				60,882,291

Iron/Steel — 0.0%
AK Steel Corp.,
Gtd. Notes
7.625%	10/01/21		175	182,656
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
10.600%	06/01/19		450	531,000

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Iron/Steel (cont’d.)
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC (Australia),
Gtd. Notes, 144A
6.500%	05/15/21		1,425	$1,496,250
Vale Overseas Ltd. (Brazil),
Gtd. Notes
5.875%	06/10/21	(a)	1,038	1,112,342
6.250%	08/10/26		1,100	1,194,875

				4,517,123

Leisure Time — 0.0%
Carlson Travel, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	12/15/23	(a)	250	260,000
ClubCorp Club Operations, Inc.,
Gtd. Notes, 144A
8.250%	12/15/23	(a)	945	1,027,688
LTF Merger Sub, Inc.,
Gtd. Notes, 144A
8.500%	06/15/23	(a)	1,610	1,706,600
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	04/15/23	(a)	500	511,250
Silversea Cruise Finance Ltd. (Bahamas),
Sr. Sec’d. Notes, 144A
7.250%	02/01/25		310	325,500
Vista Outdoor, Inc.,
Gtd. Notes
5.875%	10/01/23	(a)	550	534,875

				4,365,913

Lodging — 0.1%
Boyd Gaming Corp.,
Gtd. Notes
6.375%	04/01/26		1,250	1,337,500
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
4.250%	09/01/24		1,000	987,500
Interval Acquisition Corp.,
Gtd. Notes
5.625%	04/15/23		1,000	1,015,000
Marriott International, Inc.,
Sr. Unsec’d. Notes
7.150%	12/01/19		200	224,868
MGM Resorts International,
Gtd. Notes
6.000%	03/15/23	(a)	2,625	2,835,000
6.625%	12/15/21		925	1,023,281
Playa Resorts Holding BV (Netherlands),
Gtd. Notes, 144A
8.000%	08/15/20		950	998,688
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21	(a)	1,050	1,065,750
Station Casinos LLC,
Gtd. Notes
7.500%	03/01/21		450	468,000

				9,955,587

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Media — 0.8%
21st Century Fox America, Inc.,
Gtd. Notes
4.750%	09/15/44		599	$604,964
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	01/15/22		1,350	1,414,787
6.625%	02/15/23		290	301,890
7.500%	05/15/26		1,575	1,673,438
Altice Finco SA (Luxembourg),
Gtd. Notes, 144A
7.625%	02/15/25		630	647,325
Sec’d. Notes, 144A
8.125%	01/15/24		2,450	2,621,500
9.875%	12/15/20		745	784,485
Altice SA (Luxembourg),
Gtd. Notes, 144A
7.625%	02/15/25		3,325	3,514,109
7.750%	05/15/22		5,110	5,422,988
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.375%	07/15/23	(a)	275	283,594
5.500%	05/15/26	(a)	2,030	2,085,825
AMC Networks, Inc.,
Gtd. Notes
4.750%	12/15/22	(a)	1,700	1,708,499
5.000%	04/01/24		1,675	1,674,999
Block Communications, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	02/15/25	(a)	440	466,400
Cable One, Inc.,
Gtd. Notes, 144A
5.750%	06/15/22		425	442,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.750%	09/01/23	(a)	295	306,800
5.750%	01/15/24	(a)	1,450	1,508,000
Sr. Unsec’d. Notes, 144A
5.500%	05/01/26	(a)	2,255	2,333,925
5.750%	02/15/26	(a)	1,700	1,785,000
5.875%	05/01/27		25	26,250
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Sec’d. Notes, 144A
7.750%	07/15/25	(a)	3,105	3,432,966
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	(a)	4,315	4,559,522
6.384%	10/23/35		1,190	1,352,735
6.484%	10/23/45		11,500	13,240,364
CSC Holdings LLC,
Gtd. Notes, 144A
6.625%	10/15/25		800	870,000
Sr. Unsec’d. Notes, 144A
10.875%	10/15/25	(a)	6,645	7,990,613
DISH DBS Corp.,
Gtd. Notes
6.750%	06/01/21		1,525	1,646,047
7.750%	07/01/26		3,680	4,278,000

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Media (cont’d.)
iHeartCommunications, Inc.,
Sr. Unsec’d. Notes
6.875%	06/15/18		30	$23,850
LGE HoldCo VI BV (Netherlands),
Sr. Sec’d. Notes, 144A
7.125%	05/15/24		EUR 750	899,115
LIN Television Corp.,
Gtd. Notes
5.875%	11/15/22		575	595,125
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
6.875%	08/15/23		925	983,969
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24	(a)	1,175	1,192,625
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes
4.500%	10/01/20		850	864,875
SFR Group SA (France),
Sr. Sec’d. Notes, 144A
6.250%	05/15/24		1,250	1,257,813
7.375%	05/01/26		2,175	2,240,250
Sinclair Television Group, Inc.,
Gtd. Notes
6.125%	10/01/22		550	575,438
Gtd. Notes, 144A
5.875%	03/15/26		550	563,750
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
6.000%	07/15/24	(a)	3,450	3,695,813
Sr. Sec’d. Notes, 144A
5.250%	08/15/22		5,705	5,897,544
TEGNA, Inc.,
Gtd. Notes
6.375%	10/15/23		750	793,125
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
3.350%	05/15/26		1,095	1,066,480
Time Warner Cable LLC,
Sr. Sec’d. Notes
6.550%	05/01/37		2,699	3,094,924
6.750%	06/15/39	(a)	8,155	9,419,832
Time Warner, Inc.,
Gtd. Notes
4.900%	06/15/42		500	488,548
5.375%	10/15/41		556	581,799
6.200%	03/15/40		320	365,453
Townsquare Media, Inc.,
Gtd. Notes, 144A
6.500%	04/01/23	(a)	1,200	1,198,500
Tribune Media Co.,
Gtd. Notes
5.875%	07/15/22		1,425	1,485,563
Unitymedia GmbH (Germany),
Sec’d. Notes, 144A
6.125%	01/15/25		1,650	1,736,625
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, 144A
5.000%	01/15/25		1,730	1,768,925

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Media (cont’d.)
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	(a)	1,375	$1,357,813
5.125%	02/15/25	(a)	610	600,088
UPC Holding BV (Netherlands),
Sr. Unsec’d. Notes, 144A
6.750%	03/15/23		CHF 825	887,391
6.750%	03/15/23		EUR 200	229,892
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22		1,700	1,774,375
Gtd. Notes, 144A
6.875%	07/15/21		CAD 198	153,356
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
6.000%	10/15/24		450	466,313
6.375%	04/15/23		200	208,500
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.250%	01/15/26		875	879,375
5.500%	08/15/26		1,625	1,649,375
VTR Finance BV (Chile),
Sr. Sec’d. Notes, 144A
6.875%	01/15/24		975	1,014,000
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20		1,290	1,328,700
WideOpenWest Finance LLC/WideOpenWest Capital Corp.,
Gtd. Notes
10.250%	07/15/19		655	682,019
Ziggo Bond Finance BV (Netherlands),
Sr. Unsec’d. Notes, 144A
6.000%	01/15/27		1,225	1,218,875

				120,217,038

Metal Fabricate/Hardware — 0.0%
Grinding Media, Inc./MC Grinding Media Canada, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	12/15/23		1,075	1,128,750
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26		1,250	1,276,563
6.250%	08/15/24	(a)	1,125	1,172,813
Zekelman Industries, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	06/15/23		1,650	1,843,875

				5,422,001

Mining — 0.2%
Aleris International, Inc.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/21		1,475	1,585,625
ALROSA Finance SA (Russia),
Gtd. Notes, RegS
7.750%	11/03/20		1,100	1,259,951
Constellium NV (Netherlands),
Gtd. Notes, 144A
8.000%	01/15/23		250	256,250
Sr. Unsec’d. Notes, 144A

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Mining (cont’d.)
6.625%	03/01/25		1,675	$1,611,141
FMG Resources August 2006 Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
9.750%	03/01/22		1,750	2,005,938
Freeport-McMoRan, Inc.,
Gtd. Notes
3.550%	03/01/22	(a)	2,625	2,434,688
4.000%	11/14/21	(a)	725	699,625
5.400%	11/14/34		2,020	1,757,400
Gtd. Notes, 144A
6.875%	02/15/23		1,015	1,047,988
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
7.250%	01/15/23		550	583,000
HudBay Minerals, Inc. (Canada),
Gtd. Notes, 144A
7.625%	01/15/25		850	922,250
Joseph T Ryerson & Son, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	05/15/22		1,175	1,321,875
Lundin Mining Corp. (Canada),
Sr. Sec’d. Notes, 144A
7.500%	11/01/20		1,390	1,469,925
New Gold, Inc. (Canada),
Gtd. Notes, 144A
6.250%	11/15/22		1,365	1,368,413
Nyrstar Netherlands Holdings BV (Belgium),
Gtd. Notes, 144A
8.500%	09/15/19		EUR 1,475	1,723,335
Petra Diamonds U.S. Treasury PLC (South Africa),
Sec’d. Notes, 144A
8.250%	05/31/20		1,395	1,459,519
Teck Resources Ltd. (Canada),
Gtd. Notes
4.500%	01/15/21		650	669,500

				22,176,423

Miscellaneous Manufacturing — 0.0%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
8.750%	12/01/21		1,950	2,135,250
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
4.250%	06/15/23		405	431,325
Koppers, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25	(a)	570	588,525

				3,155,100

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/25		1,250	1,275,000
6.000%	08/15/22		925	982,184

				2,257,184

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas — 1.6%
Alberta Energy Co. Ltd. (Canada),
Sr. Unsec’d. Notes
7.375%	11/01/31		1,720	$2,073,556
8.125%	09/15/30		330	419,704
Atwood Oceanics, Inc.,
Sr. Unsec’d. Notes
6.500%	02/01/20	(a)	950	856,188
Chesapeake Energy Corp.,
Gtd. Notes
6.125%	02/15/21	(a)	625	606,250
CNOOC Curtis Funding No. 1 Pty Ltd. (China),
Gtd. Notes, 144A
4.500%	10/03/23		1,940	2,058,229
CNOOC Finance 2015 USA LLC (China),
Gtd. Notes
3.500%	05/05/25		3,125	3,092,684
CNOOC Nexen Finance 2014 ULC (China),
Gtd. Notes
4.250%	04/30/24		975	1,015,910
Concho Resources, Inc.,
Gtd. Notes
5.500%	04/01/23		1,440	1,490,400
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23	(a)	875	851,480
5.000%	09/15/22		475	479,750
Cosan Luxembourg SA (Brazil),
Gtd. Notes, 144A
7.000%	01/20/27		2,350	2,435,305
Gtd. Notes, RegS
7.000%	01/20/27		400	414,519
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/21		850	877,625
7.750%	02/15/23		2,080	2,204,800
Ensco PLC,
Sr. Unsec’d. Notes
5.750%	10/01/44		175	132,125
8.000%	01/31/24	(a)	1,742	1,763,775
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
9.375%	05/01/20		200	188,540
Sec’d. Notes, 144A
8.000%	02/15/25		470	437,100
Sr. Sec’d. Notes, 144A
8.000%	11/29/24	(a)	275	288,750
EQT Corp.,
Sr. Unsec’d. Notes
4.875%	11/15/21		2,375	2,552,700
8.125%	06/01/19	(a)	2,795	3,120,564
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, RegS
4.950%	07/19/22		2,100	2,176,969
7.288%	08/16/37		1,250	1,456,318
Gulfport Energy Corp.,
Gtd. Notes
6.625%	05/01/23		955	965,744
Gtd. Notes, 144A
6.375%	05/15/25	(a)	745	731,963

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		4,920	$4,832,478
7.875%	10/01/29		1,695	2,073,217
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, RegS
5.750%	04/30/43		2,550	2,506,013
7.000%	05/05/20		3,675	4,043,007
Kosmos Energy Ltd.,
Sr. Sec’d. Notes, 144A
7.875%	08/01/21	(a)	2,900	2,921,750
7.875%	08/01/21		2,825	2,846,188
Matador Resources Co.,
Gtd. Notes
6.875%	04/15/23		2,350	2,455,750
Gtd. Notes, 144A
6.875%	04/15/23		775	809,875
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.000%	03/31/24		1,840	1,646,800
Sec’d. Notes, 144A
6.500%	01/15/25	(a)	625	625,000
Noble Holding International Ltd. (United Kingdom),
Gtd. Notes
7.750%	01/15/24	(a)	2,135	2,049,600
Pacific Exploration and Production Corp. (Colombia),
Sr. Sec’d. Notes, PIK, 144A(g)
10.000%	11/02/21		1,400	1,573,250
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A
6.450%	05/30/44		1,645	1,856,075
Sr. Unsec’d. Notes, RegS
4.300%	05/20/23		1,160	1,195,225
5.625%	05/20/43		9,400	9,653,987
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.850%	06/05/15		3,982	3,548,958
7.375%	01/17/27		2,500	2,643,000
8.375%	05/23/21		7,990	9,024,705
8.750%	05/23/26		7,725	8,941,688
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes, RegS
5.250%	04/12/17		5,665	5,410,075
5.375%	04/12/27		10,500	3,611,999
6.000%	05/16/24		7,900	2,891,399
6.000%	11/15/26		6,600	2,310,659
8.500%	11/02/17		6,125	5,099,063
9.000%	11/17/21		16,760	7,981,949
9.750%	05/17/35		2,200	951,499
12.750%	02/17/22		4,180	2,382,599
Sr. Sec’d. Notes, 144A
8.500%	10/27/20		3,510	2,623,725
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.500%	07/18/18		7,500	7,613,250
3.500%	07/23/20		4,985	5,028,619
5.500%	06/27/44		6,192	5,464,750
5.625%	01/23/46		7,410	6,625,281
6.375%	02/04/21		2,780	3,015,549

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
6.500%	06/02/41		14,462	$14,404,152
6.750%	09/21/47		6,885	6,984,144
6.875%	08/04/26		3,200	3,552,000
7.190%	09/12/24		MXN 3,700	174,800
Gtd. Notes, 144A
4.770%(c)	03/11/22		2,550	2,741,250
6.500%	03/13/27		4,045	4,351,409
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
9.750%	08/14/19		440	464,640
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
7.500%	01/15/20		150	169,782
QEP Resources, Inc.,
Sr. Unsec’d. Notes
6.875%	03/01/21	(a)	2,235	2,374,688
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	(a)	450	430,875
Rowan Cos., Inc.,
Gtd. Notes
7.375%	06/15/25	(a)	1,245	1,251,225
Seven Generations Energy Ltd. (Canada),
Gtd. Notes, 144A
6.750%	05/01/23		1,275	1,332,375
6.875%	06/30/23		450	470,250
8.250%	05/15/20	(a)	1,025	1,071,125
Shell International Finance BV (Netherlands),
Gtd. Notes
2.875%	05/10/26		5,745	5,586,323
3.250%	05/11/25		11,475	11,586,376
SM Energy Co.,
Sr. Unsec’d. Notes
6.500%	01/01/23	(a)	1,325	1,344,875
State Oil Co. of the Azerbaijan Republic (Azerbaijan),
Sr. Unsec’d. Notes, EMTN, RegS
4.750%	03/13/23		600	581,999
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
6.250%	04/15/21	(a)	975	994,500
6.375%	04/01/23		1,850	1,877,750
Transocean, Inc.,
Gtd. Notes
6.500%	11/15/20		325	328,250
6.800%	03/15/38		1,860	1,529,850
Gtd. Notes, 144A
9.000%	07/15/23	(a)	2,520	2,690,100
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.650%	03/05/25		4,520	4,450,839
3.700%	09/15/26		3,608	3,524,619
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21		340	372,535
8.750%	04/04/24		865	958,853
23.854%(c)	07/07/20		435	484,808

				235,032,322

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes
6.000%	04/01/21		855	$848,588
6.000%	10/01/22		1,290	1,270,650
Exterran Energy Solutions LP/EES Finance Corp.,
Gtd. Notes, 144A
8.125%	05/01/25		1,115	1,137,300
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.000%	12/21/20		4,240	4,335,506
4.000%	12/21/25		7,965	8,300,940
SESI LLC,
Gtd. Notes
7.125%	12/15/21	(a)	2,655	2,688,188

				18,581,172

Packaging & Containers — 0.1%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, PIK, 144A
6.625%	09/15/23		EUR 400	440,260
7.125%	09/15/23		1,275	1,313,249
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
7.250%	05/15/24		3,400	3,638,000
Brambles USA, Inc. (Australia),
Gtd. Notes, 144A
4.125%	10/23/25		1,410	1,444,831
BWAY Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24		1,040	1,048,455
Sr. Unsec’d. Notes, 144A
7.250%	04/15/25		1,810	1,810,000
Crown Cork & Seal Co., Inc.,
Gtd. Notes
7.375%	12/15/26		100	114,750
Greif, Inc.,
Sr. Unsec’d. Notes
7.750%	08/01/19		25	27,688
Horizon Parent Holdings Sarl (France),
Sr. Sec’d. Notes, PIK, 144A
8.250%	02/15/22		EUR 800	886,513
Pactiv LLC,
Sr. Unsec’d. Notes
7.950%	12/15/25		500	542,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA (New Zealand),
Gtd. Notes, 144A
7.000%	07/15/24	(a)	850	910,031
Sr. Sec’d. Notes
5.750%	10/15/20		515	529,811
Sealed Air Corp.,
Gtd. Notes, 144A
5.250%	04/01/23		600	630,000
SIG Combibloc Holdings SCA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.750%	02/15/23		EUR 725	824,672

				14,160,760

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Pharmaceuticals — 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.450%	05/14/46	(a)	8,950	$8,540,385
DPx Holdings BV,
Gtd. Notes, 144A
7.500%	02/01/22		700	738,938
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	02/01/25		1,500	1,278,750
Express Scripts Holding Co.,
Gtd. Notes
4.500%	02/25/26	(a)	11,935	12,242,398
4.800%	07/15/46	(a)	2,835	2,716,191
Mead Johnson Nutrition Co.,
Sr. Unsec’d. Notes
4.125%	11/15/25		2,420	2,535,497
Perrigo Co. PLC,
Sr. Unsec’d. Notes
2.300%	11/08/18		5,075	5,100,050
Perrigo Finance Unlimited Co.,
Gtd. Notes
3.500%	12/15/21		200	203,169
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.400%	09/23/21		1,210	1,183,276
2.875%	09/23/23		7,180	6,966,919
3.200%	09/23/26		8,975	8,546,210
Teva Pharmaceutical Finance IV BV (Israel),
Gtd. Notes
3.650%	11/10/21		2,854	2,899,978
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.800%	07/21/23		6,325	6,007,542
3.150%	10/01/26	(a)	10,830	9,979,997
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
6.125%	04/15/25	(a)	370	284,900
6.375%	10/15/20	(a)	4,720	4,271,600
6.750%	08/15/18		27	27,034
7.000%	10/01/20	(a)	1,825	1,660,750
7.500%	07/15/21		2,350	2,059,188
Sr. Sec’d. Notes, 144A
6.500%	03/15/22		1,450	1,491,688

				78,734,460

Pipelines — 0.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	09/15/24	(a)	830	842,450
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
3.875%	10/11/22		2,060	2,097,307
Boardwalk Pipelines LP,
Gtd. Notes
3.375%	02/01/23		1,320	1,286,308
4.450%	07/15/27		975	985,063
5.950%	06/01/26		3,760	4,163,711

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Pipelines (cont’d.)
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes, 144A
5.875%	03/31/25		525	$547,313
7.000%	06/30/24		3,150	3,468,938
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
6.250%	04/01/23		1,625	1,685,938
DCP Midstream Operating LLC,
Gtd. Notes, 144A
9.750%	03/15/19	(a)	300	336,750
DCP Midstream Operating LP,
Gtd. Notes
8.125%	08/16/30		150	176,250
Gtd. Notes, 144A
5.850%(c)	05/21/43		295	269,188
6.450%	11/03/36	(a)	250	265,000
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
5.500%	12/01/46		2,245	2,386,868
Sub. Notes
6.000%(c)	01/15/77		4,485	4,535,456
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.500%	06/01/27		1,000	1,045,000
5.875%	01/15/24		700	743,750
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.850%	07/15/26		2,865	2,956,342
Enterprise Products Operating LLC,
Gtd. Notes
3.950%	02/15/27	(a)	1,845	1,881,275
Gibson Energy, Inc. (Canada),
Gtd. Notes, 144A
6.750%	07/15/21		306	319,770
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/24		1,275	1,335,563
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.950%	02/15/18		1,115	1,153,030
Kinder Morgan Finance Co. LLC,
Gtd. Notes, 144A
6.000%	01/15/18		2,215	2,284,197
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19	(a)	3,505	3,564,017
5.050%	02/15/46	(a)	905	878,502
5.550%	06/01/45	(a)	5,878	6,005,835
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	09/15/46		1,510	1,414,387
NuStar Logistics LP,
Gtd. Notes
4.800%	09/01/20		125	126,488
ONEOK, Inc.,
Sr. Unsec’d. Notes
7.500%	09/01/23	(a)	975	1,138,469
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Pipelines (cont’d.)
6.000%	01/15/19	(a)	275	$286,688
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	02/01/21		3,955	4,261,354
5.625%	04/15/23	(a)	1,475	1,600,230
5.750%	05/15/24		2,075	2,261,337
Sr. Sec’d. Notes, 144A
4.200%	03/15/28	(a)	8,225	8,124,762
5.000%	03/15/27		10,460	10,934,225
SemGroup Corp.,
Gtd. Notes, 144A
6.375%	03/15/25		1,180	1,159,350
Southern Gas Corridor CJSC (Azerbaijan),
Gov’t. Gtd. Notes, RegS
6.875%	03/24/26		1,900	2,083,349
Spectra Energy Capital LLC,
Gtd. Notes
3.300%	03/15/23		500	494,114
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
3.375%	10/15/26	(a)	4,070	3,874,306
4.500%	03/15/45		795	742,716
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24		700	703,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23		75	73,313
5.250%	05/01/23		1,100	1,124,750
6.750%	03/15/24		1,290	1,399,650
Gtd. Notes, 144A
5.125%	02/01/25		1,350	1,390,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
5.250%	01/15/25		760	794,200
6.125%	10/15/21	(a)	300	313,875
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
4.875%	01/15/26		1,340	1,485,637
Western Gas Partners LP,
Sr. Unsec’d. Notes
4.000%	07/01/22		4,395	4,513,379
5.375%	06/01/21		467	501,866

				96,016,266

Private Equity — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.250%	02/01/22		1,390	1,410,850

Real Estate — 0.1%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23		144	147,231
BR Malls International Finance Ltd. (Brazil),
Gtd. Notes, 144A
8.500%	01/29/49		260	261,300
Gtd. Notes, RegS
8.500%	01/29/49		275	276,375

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Real Estate (cont’d.)
CBRE Services, Inc.,
Gtd. Notes
4.875%	03/01/26		1,460	$1,519,216
5.000%	03/15/23		3,600	3,744,526
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
8.250%	12/01/22		1,050	1,132,688
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
5.375%	03/15/25		4,110	4,068,900
IFC Development Corporate Treasury Ltd. (Hong Kong),
Gtd. Notes, RegS
2.375%	05/21/19		5,052	5,067,388
IRSA Propiedades Comerciales SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.750%	03/23/23		1,905	2,096,605

				18,314,229

Real Estate Investment Trusts (REITs) — 0.7%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	01/15/20		157	157,486
3.950%	01/15/28		5,660	5,644,305
4.600%	04/01/22		94	99,871
American Tower Corp.,
Sr. Unsec’d. Notes
2.800%	06/01/20		500	503,601
Boston Properties LP,
Sr. Unsec’d. Notes
2.750%	10/01/26		4,520	4,160,348
3.650%	02/01/26		4,870	4,850,973
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25		3,460	3,414,736
3.875%	08/15/22		3,885	3,977,937
3.900%	03/15/27		6,003	5,889,735
4.125%	06/15/26		3,075	3,094,388
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23		7,890	8,081,498
Crown Castle International Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/23		2,055	2,242,494
DDR Corp.,
Sr. Unsec’d. Notes
4.250%	02/01/26		3,815	3,791,542
Duke Realty LP,
Gtd. Notes
4.375%	06/15/22		198	210,464
DuPont Fabros Technology LP,
Gtd. Notes
5.875%	09/15/21	(a)	1,025	1,066,000
Equinix, Inc.,
Sr. Unsec’d. Notes
5.375%	01/01/22	(a)	1,250	1,315,625
5.375%	04/01/23		850	885,063
5.375%	05/15/27		1,805	1,863,663
5.750%	01/01/25	(a)	300	317,250
5.875%	01/15/26	(a)	1,275	1,356,281

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Equity One, Inc.,
Gtd. Notes
3.750%	11/15/22		1,400	$1,440,002
ERP Operating LP,
Sr. Unsec’d. Notes
2.375%	07/01/19		480	483,114
Essex Portfolio LP,
Gtd. Notes
3.875%	05/01/24		457	466,604
HCP, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/24		1,500	1,508,372
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.375%	07/15/21		1,129	1,145,005
Highwoods Realty LP,
Sr. Unsec’d. Notes
3.200%	06/15/21		437	439,614
Iron Mountain Europe PLC (United Kingdom),
Gtd. Notes, 144A
6.125%	09/15/22		GBP 500	664,349
Iron Mountain Operations ULC,
Gtd. Notes, 144A
5.375%	09/15/23		CAD 850	656,747
Iron Mountain, Inc.,
Gtd. Notes, 144A
6.000%	10/01/20	(a)	2,100	2,199,750
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.800%	10/01/26	(a)	3,870	3,556,302
3.400%	11/01/22		745	751,919
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.,
Gtd. Notes
5.625%	05/01/24		550	580,250
Mid-America Apartments LP,
Sr. Unsec’d. Notes
4.300%	10/15/23		117	123,475
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.250%	08/01/26	(a)	1,350	1,329,750
6.375%	03/01/24	(a)	975	1,048,125
Potlatch Corp.,
Gtd. Notes
7.500%	11/01/19		125	136,250
Regency Centers LP,
Gtd. Notes
3.600%	02/01/27		2,390	2,371,298
Simon Property Group LP,
Sr. Unsec’d. Notes
2.500%	09/01/20		4,910	4,954,720
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	12/15/21		1,050	1,089,375
Trust F/1401 (Mexico),
Sr. Unsec’d. Notes, RegS
5.250%	12/15/24		7,925	8,103,313
5.250%	01/30/26		600	602,999

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25		203	$198,697
4.125%	01/15/26		264	267,935
4.375%	02/01/45		121	113,361
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.000%	04/30/19		168	173,760
VEREIT Operating Partnership LP,
Gtd. Notes
4.600%	02/06/24		6,565	6,761,950
4.875%	06/01/26	(a)	1,910	1,988,788
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia),
Gtd. Notes, 144A
3.150%	04/05/22		4,025	4,023,173
3.250%	10/05/20		7,515	7,659,604
Weingarten Realty Investors,
Sr. Unsec’d. Notes
3.375%	10/15/22		96	96,804
Welltower, Inc.,
Sr. Unsec’d. Notes
4.700%	09/15/17		76	76,998

				107,935,663

Retail — 0.3%
CVS Health Corp.,
Sr. Unsec’d. Notes
3.500%	07/20/22		2,725	2,804,614
3.875%	07/20/25		1,918	1,976,206
Dollar Tree, Inc.,
Gtd. Notes
5.250%	03/01/20		350	360,570
5.750%	03/01/23	(a)	3,415	3,636,975
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes
6.750%	06/15/23	(a)	325	305,500
Sr. Unsec’d. Notes
6.500%	05/01/21	(a)	825	783,750
6.750%	01/15/22		170	160,650
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes, 144A(g)
8.625%	06/15/20		540	517,050
Group 1 Automotive, Inc.,
Gtd. Notes
5.000%	06/01/22		425	428,188
Gtd. Notes, 144A
5.250%	12/15/23	(a)	450	454,500
Jo-Ann Stores Holdings, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
9.750%	10/15/19	(a)	1,425	1,378,688
Jo-Ann Stores LLC,
Sr. Unsec’d. Notes, 144A(g)
8.125%	03/15/19	(a)	408	406,980
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
Gtd. Notes, 144A
5.000%	06/01/24	(a)	275	280,844
5.250%	06/01/26		775	788,563
Kirk Beauty One GmbH (Germany),
Gtd. Notes, 144A

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Retail (cont’d.)
8.750%	07/15/23		EUR 425	$498,050
New Albertsons, Inc.,
Sr. Unsec’d. Notes
7.450%	08/01/29		275	260,563
8.000%	05/01/31		150	144,750
New Look Secured Issuer PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.500%	07/01/22		GBP 1,175	1,293,803
New Look Senior Issuer PLC (United Kingdom),
Sec’d. Notes, 144A(g)
8.000%	07/01/23		GBP 235	229,317
O’Reilly Automotive, Inc.,
Gtd. Notes
3.800%	09/01/22		1,995	2,070,952
4.625%	09/15/21		690	740,436
4.875%	01/14/21		1,870	2,000,339
Penske Automotive Group, Inc.,
Gtd. Notes
5.750%	10/01/22		1,800	1,863,000
PF Chang’s China Bistro, Inc.,
Gtd. Notes, 144A
10.250%	06/30/20		250	249,375
QVC, Inc.,
Sr. Sec’d. Notes
3.125%	04/01/19		8,345	8,473,972
4.375%	03/15/23		3,860	3,871,113
5.125%	07/02/22		1,115	1,170,442
Reliance Intermediate Holdings LP (Canada),
Sr. Sec’d. Notes, 144A
6.500%	04/01/23		2,275	2,422,875
Rite Aid Corp.,
Gtd. Notes
6.750%	06/15/21	(a)	135	135,591
Sonic Automotive, Inc.,
Gtd. Notes
5.000%	05/15/23	(a)	1,700	1,652,196
Gtd. Notes, 144A
6.125%	03/15/27		940	941,175
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.500%	06/01/24		65	64,025
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
1.750%	11/17/17		179	179,161
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
5.350%	11/01/43		495	430,650
6.875%	11/15/37		225	231,750

				43,206,613

Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.900%	07/21/25		8,950	9,287,272
Sub. Notes, 144A
4.000%	09/14/26		2,495	2,415,462

				11,702,734

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Semiconductors — 0.1%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.000%	07/01/24	(a)	2,925	$3,115,125
7.500%	08/15/22		125	138,438
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes, 144A
3.625%	01/15/24	(a)	6,700	6,749,379
3.875%	01/15/27	(a)	6,560	6,594,584
Micron Technology, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	08/01/23		725	743,125
Microsemi Corp.,
Gtd. Notes, 144A
9.125%	04/15/23		1,100	1,263,625
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26		1,575	1,669,500

				20,273,776

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.,
Gtd. Notes, 144A
5.000%	11/15/25		725	757,625

Software — 0.2%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	03/01/25		695	712,375
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23	(a)	7,575	8,124,188
Sr. Sec’d. Notes, 144A
5.375%	08/15/23	(a)	1,625	1,692,031
Microsoft Corp.,
Sr. Unsec’d. Notes
4.100%	02/06/37		5,770	5,954,934
MSCI, Inc.,
Gtd. Notes, 144A
5.250%	11/15/24		525	552,563
5.750%	08/15/25		925	982,813
Quintiles IMS, Inc.,
Gtd. Notes, 144A
5.000%	10/15/26		1,150	1,154,313
Rackspace Hosting, Inc.,
Gtd. Notes, 144A
8.625%	11/15/24	(a)	925	974,673
RP Crown Parent LLC,
Sr. Sec’d. Notes, 144A
7.375%	10/15/24		900	938,250
SS&C Technologies Holdings, Inc.,
Gtd. Notes
5.875%	07/15/23		1,150	1,216,838
Veritas US, Inc./Veritas Bermuda Ltd.,
Sr. Sec’d. Notes, 144A
7.500%	02/01/23		3,425	3,613,375
Sr. Unsec’d. Notes, 144A
10.500%	02/01/24	(a)	1,920	2,030,400

				27,946,753

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Storage/Warehousing — 0.0%
Mobile Mini, Inc.,
Gtd. Notes
5.875%	07/01/24		850	$877,625

Telecommunications — 0.6%
Arqiva Broadcast Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
9.500%	03/31/20		GBP 2,150	2,898,453
CenturyLink, Inc.,
Sr. Unsec’d. Notes
7.500%	04/01/24	(a)	2,875	3,039,421
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25		1,725	1,806,938
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.222%	05/15/42		415	421,325
3.663%	05/15/45		4,425	4,428,629
6.113%	01/15/40		3,409	3,691,140
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
7.125%	04/01/22		920	715,300
8.250%	09/30/20		3,250	2,793,050
Frontier Communications Corp.,
Sr. Unsec’d. Notes
8.875%	09/15/20	(a)	2,175	2,294,625
10.500%	09/15/22		1,375	1,392,188
Hughes Satellite Systems Corp.,
Gtd. Notes
7.625%	06/15/21		610	672,525
Gtd. Notes, 144A
6.625%	08/01/26		1,900	1,942,750
Sr. Sec’d. Notes
6.500%	06/15/19		609	659,182
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A
8.000%	02/15/24		975	1,033,500
9.500%	09/30/22		775	911,594
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
5.750%	12/01/22	(a)	450	465,750
Level 3 Financing, Inc.,
Gtd. Notes
5.125%	05/01/23	(a)	350	357,875
5.250%	03/15/26		325	326,625
5.375%	08/15/22		2,330	2,408,638
5.375%	01/15/24		1,675	1,714,781
5.375%	05/01/25	(a)	490	498,575
5.625%	02/01/23		1,175	1,216,125
Sable International Finance Ltd.,
Gtd. Notes, 144A
6.875%	08/01/22		1,400	1,480,500
SmarTone Finance Ltd. (Hong Kong),
Gtd. Notes, RegS
3.875%	04/08/23		1,000	1,004,601
Sprint Capital Corp.,
Gtd. Notes
6.900%	05/01/19		825	880,688

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Telecommunications (cont’d.)
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
7.000%	08/15/20	(a)	1,850	$1,986,438
11.500%	11/15/21	(a)	1,300	1,631,500
Sprint Corp.,
Gtd. Notes
7.250%	09/15/21	(a)	1,850	1,997,075
TBG Global Pte Ltd. (Indonesia),
Gtd. Notes, RegS
5.250%	02/10/22		1,100	1,127,389
T-Mobile USA, Inc.,
Gtd. Notes
5.375%	04/15/27	(a)	1,775	1,832,688
6.000%	04/15/24	(a)	900	959,625
6.375%	03/01/25	(a)	885	953,588
6.500%	01/15/24	(a)	460	496,800
6.500%	01/15/26		7,025	7,692,375
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.862%	08/21/46		8,085	7,772,911
5.012%	08/21/54	(a)	5,000	4,743,390
5.250%	03/16/37	(a)	6,065	6,270,422
ViaSat, Inc.,
Sr. Unsec’d. Notes
6.875%	06/15/20	(a)	550	562,375
VimpelCom Holdings BV (Netherlands),
Gtd. Notes, 144A
5.200%	02/13/19		290	300,214
7.504%	03/01/22		225	254,813
West Corp.,
Gtd. Notes, 144A
5.375%	07/15/22		1,500	1,473,750
Wind Acquisition Finance SA (Italy),
Sec’d. Notes, 144A
7.375%	04/23/21		2,885	3,000,400

				82,110,531

Transportation — 0.0%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35		980	1,070,650
Rumo Luxembourg Sarl (Brazil),
Gtd. Notes, 144A
7.375%	02/09/24		855	880,650
Russian Railways via RZD Capital PLC (Russia),
Sr. Unsec’d. Notes, RegS
5.700%	04/05/22		2,600	2,791,723

				4,743,023

Trucking & Leasing — 0.1%
GATX Corp.,
Sr. Unsec’d. Notes
2.500%	03/15/19		3,175	3,202,222
2.500%	07/30/19		2,215	2,236,220
3.250%	03/30/25	(a)	1,775	1,719,647
4.850%	06/01/21	(a)	635	683,538
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
5.250%	08/15/22		1,385	1,440,400

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Trucking & Leasing (cont’d.)
5.500%	02/15/24	840	$873,600

			10,155,627

TOTAL CORPORATE OBLIGATIONS (cost $2,015,311,265)			2,044,061,490

FOREIGN GOVERNMENT BONDS — 2.4%
Arab Republic (Egypt),
Sr. Unsec’d. Notes, RegS
6.875%	04/30/40	100	93,873
Argentina Bonar Bonds (Argentina),
Sr. Unsec’d. Notes
25.408%(c)	03/01/18	ARS 24,675	1,638,853
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
5.830%(c)	12/31/33	ARS 2,500	1,205,953
8.280%	12/31/33	4,795	5,118,630
Sr. Unsec’d. Notes, 144A
6.875%	01/26/27	1,300	1,318,200
Sr. Unsec’d. Notes, RegS
7.500%	04/22/26	5,100	5,421,299
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
4.854%	02/06/24	3,735	3,931,722
Brazil Notas do Tesouro Nacional (Brazil),
Notes
9.762%	01/01/21	BRL 44,400	14,257,091
9.762%	01/01/27	BRL 10,350	3,297,525
10.000%	01/01/23	BRL 1,800	576,107
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.250%	01/07/25	5,375	5,294,375
5.000%	01/27/45	5,770	5,135,300
5.625%	01/07/41	3,270	3,180,075
6.000%	04/07/26	3,350	3,641,450
8.250%	01/20/34	480	598,248
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.000%	06/15/45	4,245	4,257,735
5.625%	02/26/44	1,550	1,685,625
6.125%	01/18/41	1,665	1,898,100
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes, RegS
5.500%	04/04/23	1,300	1,400,567
6.000%	01/26/24	1,200	1,328,969
6.375%	03/24/21	380	419,899
Debt and Asset Trading Corp. (Vietnam),
Gov’t. Gtd. Notes, RegS
1.000%	10/10/25	300	174,149
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
6.850%	01/27/45	645	665,963
6.875%	01/29/26	475	520,125
Sr. Unsec’d. Notes, RegS
5.500%	01/27/25	1,700	1,727,625
6.850%	01/27/45	5,940	6,133,049
7.450%	04/30/44	1,045	1,149,499

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A
7.500%	01/31/27	4,800	$5,094,960
8.500%	01/31/47	5,095	5,477,125
Sr. Unsec’d. Notes, RegS
5.875%	06/11/25	2,200	2,150,499
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27	1,575	1,409,625
8.625%	02/28/29	1,755	1,812,038
Sr. Unsec’d. Notes, RegS
5.875%	01/30/25	950	848,729
7.650%	06/15/35	600	557,777
Gabon Government International Bond (Gabon),
Bonds, RegS
6.375%	12/12/24	1,090	1,053,213
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes, 144A
9.250%	09/15/22	510	530,400
Sr. Unsec’d. Notes, RegS
7.875%	08/07/23	1,300	1,258,985
8.125%	01/18/26	1,100	1,053,249
9.250%	09/15/22	3,485	3,624,399
Grenada Government International Bond (Grenada),
Sr. Unsec’d. Notes, RegS(g)
7.000%(c)	05/12/30	579	312,834
Hazine Mustesarligi Varlik Kiralama A/S (Turkey),
Sr. Unsec’d. Notes, RegS
4.489%	11/25/24	4,050	3,871,711
India Government Bond (India),
Sr. Unsec’d. Notes
8.400%	07/28/24	INR 35,000	580,689
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
3.700%	01/08/22	1,595	1,626,445
3.750%	04/25/22	2,550	2,601,179
4.350%	01/08/27	390	403,536
5.250%	01/17/42	800	855,638
Sr. Unsec’d. Notes, RegS
3.375%	04/15/23	1,400	1,398,212
4.625%	04/15/43	3,000	3,021,603
8.500%	10/12/35	425	613,494
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
5.625%	05/15/23	IDR 49,000,000	3,440,550
8.375%	09/15/26	IDR 25,000,000	2,035,571
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A
5.375%	07/23/24	450	427,793
6.375%	03/03/28	235	230,018
Sr. Unsec’d. Notes, RegS
5.375%	07/23/24	3,350	3,184,678
5.750%(c)	12/31/32	1,029	954,480
6.375%	03/03/28	800	783,039
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
6.750%	04/28/28	4,434	4,924,799
7.625%	07/09/25	3,940	4,553,064
7.875%	07/28/45	3,294	3,765,207
8.000%	03/15/39	2,105	2,411,551

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
8.500%	11/16/21	135	$140,940
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes, GMTN
6.375%	03/09/20	1,170	1,215,419
Sr. Unsec’d. Notes, GMTN, RegS
5.450%	11/28/19	580	591,715
Sr. Unsec’d. Notes, RegS
5.800%	04/14/20	2,900	2,956,921
6.650%	04/22/24	900	924,039
6.850%	03/23/27	5,500	5,609,999
8.250%	04/12/21	3,430	3,792,037
Mexican Bonos (Mexico),
Bonds
6.500%	06/10/21	MXN 57,500	3,032,668
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.600%	01/30/25	3,150	3,142,125
4.125%	01/21/26	9,995	10,274,860
4.600%	01/23/46	3,300	3,159,750
5.750%	10/12/2110	526	523,370
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	5,406	5,257,335
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes, 144A
4.250%	12/11/22	3,070	3,177,573
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A
4.750%	06/15/26	3,020	3,042,650
Sr. Unsec’d. Notes, RegS
4.750%	06/15/26	700	705,249
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes, 144A
8.250%	09/30/25	910	1,015,837
Sr. Unsec’d. Notes, RegS
8.250%	04/15/24	2,100	2,321,206
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes, RegS
4.350%	09/10/24	10,100	10,453,500
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24	1,680	1,722,976
Unsec’d. Notes
1.300%	04/03/17	2,125	2,125,000
Province of Ontario (Canada),
Sr. Unsec’d. Notes
1.200%	02/14/18	3,155	3,150,129
2.500%	09/10/21	7,495	7,571,337
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
7.875%	06/15/27	730	739,271
9.125%	03/16/24	1,250	1,385,938
Sr. Unsec’d. Notes, RegS
9.125%	03/16/24	250	277,188
9.950%	06/09/21	1,250	1,422,125
Republic of Argentina (Argentina),
Sr. Unsec’d. Notes
Zero(c)	12/15/35	17,250	1,707,750
Sr. Unsec’d. Notes, 144A
6.875%	04/22/21	3,300	3,544,200

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Republic of Turkey (Turkey),
Sr. Unsec’d. Notes
6.000%	01/14/41	400	$395,128
Russian Federal Bond (Russia),
Bonds
7.600%	07/20/22	RUB 475,000	8,375,328
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes, RegS
4.500%	04/04/22	3,200	3,393,907
4.875%	09/16/23	6,200	6,644,911
5.625%	04/04/42	1,400	1,538,319
Second Pakistan International Sukuk Co. Ltd. (The) (Pakistan),
Sr. Unsec’d. Notes, 144A
6.750%	12/03/19	1,600	1,694,579
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes, RegS
4.875%	02/25/20	10,465	10,847,391
6.750%(c)	11/01/24	280	282,171
7.250%	09/28/21	5,560	6,338,399
Unsec’d. Notes, 144A
5.875%	12/03/18	640	673,280
Unsec’d. Notes, RegS
5.875%	12/03/18	3,375	3,550,499
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes, 144A
5.850%	05/10/23	1,300	1,491,511
Sr. Unsec’d. Notes, RegS
5.850%	05/10/23	2,595	2,977,285
South Africa Government Bond (South Africa),
Bonds
7.000%	02/28/31	ZAR 25,000	1,532,569
8.000%	12/21/18	ZAR 8,700	652,034
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.875%	09/16/25	3,650	3,927,473
Sri Lanka Government Bonds (Sri Lanka),
Unsec’d. Notes
11.000%	08/01/24	LKR 298,000	1,782,419
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes, 144A
6.000%	01/14/19	1,135	1,174,688
6.825%	07/18/26	2,955	3,054,323
Sr. Unsec’d. Notes, RegS
5.750%	01/18/22	1,300	1,333,853
6.125%	06/03/25	1,460	1,459,799
6.250%	10/04/20	800	841,850
6.250%	07/27/21	4,200	4,419,757
6.850%	11/03/25	1,560	1,613,545
Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan),
Sr. Unsec’d. Notes, 144A
5.500%	10/13/21	1,675	1,716,885
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.875%	10/09/26	1,500	1,443,474
5.125%	03/25/22	6,025	6,130,281
5.625%	03/30/21	2,315	2,417,323
6.250%	09/26/22	10,650	11,372,070
6.875%	03/17/36	1,650	1,787,907
11.875%	01/15/30	750	1,162,230

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A
Zero(c)	05/31/40	3,276	$1,210,482
7.750%	09/01/20	2,450	2,445,345
7.750%	09/01/21	2,391	2,355,326
7.750%	09/01/22	1,240	1,190,710
7.750%	09/01/23	2,077	1,962,765
Sr. Unsec’d. Notes, RegS
7.750%	09/01/20	6,475	6,462,698
7.750%	09/01/21	1,600	1,576,127
7.750%	09/01/23	1,100	1,039,499
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes, RegS
7.650%	04/21/25	660	273,899
7.750%	10/13/19	2,270	1,271,199
12.750%	08/23/22	800	461,999
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes, 144A
4.800%	11/19/24	2,200	2,242,231
Sr. Unsec’d. Notes, RegS
4.800%	11/19/24	1,000	1,019,195
Zambia Government International Bond (Zambia),
Sr. Unsec’d. Notes, 144A
8.970%	07/30/27	295	308,275
Sr. Unsec’d. Notes, RegS
8.970%	07/30/27	2,000	2,089,999
Unsec’d. Notes, RegS
5.375%	09/20/22	3,620	3,303,249

TOTAL FOREIGN GOVERNMENT BONDS (cost $342,997,364)			353,158,389

MUNICIPAL BONDS — 0.6%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds
6.263%	04/01/49	3,630	4,956,729
City of Los Angeles Department of Airports,
Revenue Bonds
7.053%	05/15/40	1,230	1,689,503
East Bay Municipal Utility District Water System Revenue,
Revenue Bonds
5.874%	06/01/40	1,505	1,881,912
Los Angeles Community College District,
General Obligation Unlimited
6.750%	08/01/49	2,980	4,329,344
San Diego County Water Authority Financing Corp.,
Revenue Bonds
6.138%	05/01/49	275	354,302
State of California,
General Obligation Unlimited
7.300%	10/01/39	600	842,382
7.550%	04/01/39	2,475	3,625,702
7.600%	11/01/40	195	290,917
7.625%	03/01/40	2,990	4,366,656
University of California,
Revenue Bonds
4.601%	05/15/31	4,900	5,383,238

			27,720,685

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Colorado — 0.0%
Denver City & County School District No. 1,
Certificate Participation
4.242%	12/15/37	1,215	$1,246,517

District of Columbia — 0.0%
District of Columbia,
Revenue Bonds, BABs
5.591%	12/01/34	120	146,455

Florida — 0.0%
State Board of Administration Finance Corp.,
Revenue Bonds
2.163%	07/01/19	810	815,727
2.995%	07/01/20	3,695	3,793,620

			4,609,347

Georgia — 0.0%
State of Georgia,
General Obligation Unlimited
5.000%	12/01/26	2,540	3,155,340

Illinois — 0.0%
Chicago O’Hare International Airport,
Revenue Bonds
6.395%	01/01/40	480	630,394
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Ltd.
5.720%	12/01/38	2,065	2,465,197

			3,095,591

Maryland — 0.0%
Maryland State Transportation Authority,
Revenue Bonds
5.754%	07/01/41	1,140	1,376,869
5.888%	07/01/43	2,120	2,639,972

			4,016,841

New York — 0.2%
City of New York,
General Obligation Unlimited
5.846%	06/01/40	3,540	4,484,437
6.271%	12/01/37	2,630	3,420,604
Metropolitan Transportation Authority,
Revenue Bonds
7.336%	11/15/39	1,940	2,823,612
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
5.267%	05/01/27	1,810	2,081,373
5.508%	08/01/37	3,275	3,966,942
New York City Water & Sewer System,
Revenue Bonds
5.952%	06/15/42	265	342,539
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	5,820	6,077,302

			23,196,809

North Carolina — 0.1%
North Carolina Eastern Municipal Power Agency,
Revenue Bonds
1.561%	07/01/17	1,145	1,145,698

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
North Carolina (cont’d.)
2.003%	07/01/18	115	$115,798
University of North Carolina at Chapel Hill,
Revenue Bonds
3.847%	12/01/34	5,675	5,904,554

			7,166,050

Ohio — 0.0%
JobsOhio Beverage System,
Revenue Bonds
4.532%	01/01/35	2,920	3,145,716

Oregon — 0.0%
State of Oregon,
General Obligation Unlimited
5.892%	06/01/27	60	72,041

Puerto Rico — 0.0%
Commonwealth of Puerto Rico,
General Obligation Unlimited(i)
8.000%	07/01/35	2,625	1,630,781

South Carolina — 0.0%
South Carolina Public Service Authority,
Revenue Bonds
4.322%	12/01/27	1,460	1,461,051

Texas — 0.0%
Texas Transportation Commission State Highway Fund,
Revenue Bonds
5.178%	04/01/30	2,420	2,839,797

Utah — 0.0%
Utah Transit Authority,
Revenue Bonds
5.937%	06/15/39	1,920	2,449,786

Virginia — 0.1%
University of Virginia,
Revenue Bonds
5.000%	09/01/40	1,130	1,323,513
Virginia Commonwealth Transportation Board,
Revenue Bonds
5.350%	05/15/35	1,470	1,730,719
Virginia Public Building Authority,
Revenue Bonds
5.900%	08/01/30	1,015	1,251,921
Virginia Public School Authority,
Revenue Bonds
4.250%	12/15/30	1,755	1,901,227

			6,207,380

TOTAL MUNICIPAL BONDS (cost $89,894,460)			92,160,187

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.8%
Banc of America Mortgage Trust,
Series 2004-A, Class 2A2
3.593%(c)	02/25/34	18	18,058
Series 2004-D, Class 2A2
3.245%(c)	05/25/34	7	7,366
Series 2004-H, Class 2A2
3.196%(c)	09/25/34	16	15,164

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2004-I, Class 3A2
3.264%(c)	10/25/34	5	$5,098
Series 2005-J, Class 2A1
3.426%(c)	11/25/35	72	66,735
Series 2005-J, Class 3A1
3.650%(c)	11/25/35	17	16,466
DSLA Mortgage Loan Trust,
Series 2004-AR1, Class A1A
1.818%(c)	09/19/44	1,513	1,417,237
Fannie Mae Connecticut Avenue Securities,
Series 2014-C04, Class 1M1
2.932%(c)	11/25/24	235	234,989
Series 2016-C01, Class 2M1
3.082%(c)	08/25/28	6,320	6,397,275
Series 2016-C02, Class 1M1
3.132%(c)	09/25/28	2,062	2,090,153
Series 2016-C06, Class 1M1
2.282%(c)	04/25/29	2,733	2,757,857
Series 2017-C01, Class 1M1
2.282%(c)	07/25/29	4,453	4,474,824
Fannie Mae Interest Strip,
Series 319, Class 2, IO
6.500%	02/25/32	5	1,090
Fannie Mae REMICS,
Series 2016-64, Class FA
1.482%(c)	09/25/46	7,684	7,698,864
Series 2016-70, Class F
1.432%(c)	10/25/46	3,633	3,632,189
Series 2016-79, Class NF
1.432%(c)	11/25/46	4,639	4,628,806
Series 2016-84, Class FT
1.482%(c)	11/25/46	4,160	4,173,965
Series 2017-16, Class FA
1.432%(c)	03/25/47	3,589	3,573,795
Fosse Master Issuer PLC (United Kingdom),
Series 2012-1A, Class 3A1, 144A
2.524%(c)	10/18/54	2,130	2,136,901
Freddie Mac REMICS,
Series 4448, Class JA
4.000%	11/15/36	105	110,742
Series 4566, Class FA
1.412%(c)	04/15/46	3,395	3,405,125
Series 4604, Class FH
1.412%(c)	08/15/46	510	511,007
Series 4614, Class FG
1.412%(c)	09/15/46	3,684	3,690,887
Series 4621, Class FK
1.412%(c)	10/15/46	2,938	2,944,076
Series 4623, Class EF
1.362%(c)	10/15/46	1,854	1,852,628
Series 4623, Class MF
1.412%(c)	10/15/46	1,710	1,713,605
Series 4650, Class FL
1.362%(c)	01/15/47	3,994	3,991,016
Series 4654, Class FK
1.412%(c)	02/15/47	1,624	1,619,905

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN3, Class M2
3.382%(c)	08/25/24	440	$442,318
Series 2014-HQ2, Class M2
3.182%(c)	09/25/24	2,425	2,495,135
Series 2014-HQ3, Class M2
3.632%(c)	10/25/24	611	616,854
Series 2015-DN1, Class M2
3.382%(c)	01/25/25	1,128	1,134,342
Series 2015-DNA1, Class M2
2.832%(c)	10/25/27	4,325	4,421,978
Series 2015-DNA2, Class M2
3.582%(c)	12/25/27	3,309	3,389,572
Series 2015-DNA3, Class M2
3.832%(c)	04/25/28	2,783	2,886,761
Series 2015-HQ1, Class M2
3.182%(c)	03/25/25	1,963	1,990,936
Series 2015-HQ2, Class M2
2.932%(c)	05/25/25	6,916	7,061,161
Series 2015-HQA1, Class M2
3.632%(c)	03/25/28	3,321	3,402,971
Series 2015-HQA2, Class M2
3.782%(c)	05/25/28	2,439	2,514,208
Series 2016-DNA1, Class M2
3.882%(c)	07/25/28	2,235	2,328,637
Series 2016-HQA3, Class M2
2.332%(c)	03/25/29	2,046	2,059,965
Series 2017-DNA1, Class M1
2.182%(c)	07/25/29	1,050	1,054,348
Series 2017-HQA1, Class M1
2.182%(c)	08/25/29	2,757	2,766,945
Freddie Mac Whole Loan Securities Trust,
Series 2017-SC01, Class M1, 144A
3.607%(c)	12/25/46	4,045	3,991,023
Government National Mortgage Assoc.,
Series 2013-82, Class IG, IO
3.500%	05/20/43	2,431	478,241
Series 2010-92, Class PI, IO
4.500%	11/20/37	202	3,186
Series 2010-103, Class IN, IO
4.500%	02/20/39	135	8,321
Series 2010-164, Class MI, IO
4.000%	09/20/37	1,842	90,307
Series 2011-41, Class AI, IO
4.500%	12/20/39	648	42,392
Series 2011-88, Class EI, IO
4.500%	11/20/39	512	41,501
Series 2012-94, Class BI, IO
4.000%	05/20/37	3,225	491,475
Series 2013-24, Class OI, IO
4.000%	02/20/43	1,111	225,598
GS Mortgage-Backed Securities Trust,
Series 2014-EB1A, Class 2A1, 144A
2.478%(c)	07/25/44	988	976,861
Holmes Master Issuer PLC (United Kingdom),
Series 2012-3A, Class B1, 144A
3.223%(c)	10/15/54	1,250	1,258,441

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Mill City Mortgage Loan Trust,
Series 2016-1, Class A1, 144A
2.500%(c)	04/25/57	1,824	$1,812,237
MortgageIT Trust,
Series 2005-2, Class 1M1
1.642%(c)	05/25/35	2,606	2,458,637
Seasoned Credit Risk Transfer Trust,
Series 2016-1, Class M1, 144A
3.000%(c)	09/25/55	950	898,667
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR12, Class 2A1
3.038%(c)	09/25/35	38	37,789
Wells Fargo Mortgage-Backed Securities Trust,
Series 2003-O, Class 5A1
2.896%(c)	01/25/34	12	12,627
Series 2004-G, Class A3
3.041%(c)	06/25/34	66	65,655

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $113,587,725)			114,644,912

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.1%
Fannie Mae Pool
2.500%	10/01/31	6,809	6,819,144
2.500%	07/01/46	31	29,116
3.000%	08/01/46	2,433	2,413,784
3.000%	08/01/46	990	982,100
3.000%	09/01/46	54	53,172
3.000%	10/01/46	20,206	20,084,120
3.000%	10/01/46	5,390	5,357,129
3.000%	10/01/46	494	490,416
3.000%	11/01/46	12,193	12,094,450
3.000%	11/01/46	9,026	8,971,283
3.000%	11/01/46	6,908	6,852,705
3.000%	11/01/46	5,412	5,381,896
3.000%	11/01/46	2,806	2,791,933
3.000%	11/01/46	2,506	2,492,930
3.000%	11/01/46	1,700	1,691,641
3.000%	11/01/46	1,144	1,138,587
3.000%	11/01/46	1,005	997,027
3.000%	12/01/46	16,596	16,511,953
3.000%	12/01/46	10,184	10,101,794
3.000%	12/01/46	8,003	7,962,464
3.000%	12/01/46	8,002	7,961,349
3.000%	12/01/46	5,271	5,239,318
3.000%	12/01/46	1,405	1,397,912
3.000%	12/01/46	495	490,824
3.000%	12/01/46	249	246,753
3.500%	01/01/43	1,342	1,376,992
3.500%	06/01/43	952	979,547
3.500%	07/01/43	1,291	1,328,181
3.500%	09/01/43	3,310	3,401,772
3.500%	03/01/44	1,519	1,564,408
3.500%	12/01/44	3,593	3,687,741
3.500%	03/01/45	4,981	5,119,235
Federal Home Loan Mortgage Corp.
2.500%	05/01/28	2,217	2,243,396
2.781%(c)	04/01/37	128	136,027
2.801%(c)	10/01/36	6	6,372

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
2.811%(c)	10/01/36	5	$4,691
2.975%(c)	07/01/35	10	10,172
3.000%	11/01/42	65	65,224
3.000%	01/01/43	8,370	8,345,391
3.000%	01/01/43	73	73,151
3.000%	02/01/43	505	497,532
3.000%	02/01/43	221	220,135
3.000%	02/01/43	62	61,435
3.000%	02/01/43	28	27,907
3.000%	03/01/43	8,196	8,172,067
3.000%	03/01/43	206	204,924
3.000%	03/01/43	179	176,850
3.000%	03/01/43	89	87,492
3.000%	06/01/43	4,069	4,053,261
3.000%	07/01/43	833	829,326
3.000%	07/01/43	638	634,740
3.000%	03/01/45	53	52,971
3.000%	04/01/45	268	265,888
3.000%	05/01/45	4,148	4,112,326
3.000%	06/01/45	431	428,358
3.000%	06/01/45	83	82,761
3.000%	07/01/45	270	267,867
3.000%	02/01/47	24,657	24,446,777
3.025%(c)	08/01/36	5	4,730
3.035%(c)	09/01/32	1	778
3.188%(c)	03/01/36	20	21,677
3.348%(c)	01/01/36	4	3,680
3.360%(c)	02/01/37	98	103,355
3.369%(c)	01/01/37	14	15,059
3.392%(c)	02/01/35	52	55,284
3.400%(c)	11/01/35	9	9,787
3.409%(c)	02/01/37	31	32,697
3.486%(c)	11/01/36	7	7,498
3.500%	04/01/42	526	542,404
3.500%	04/01/42	45	46,332
3.500%	08/01/42	710	729,191
3.500%	08/01/42	149	153,150
3.500%	08/01/42	147	150,992
3.500%	09/01/42	159	163,074
3.500%	09/01/42	23	23,839
3.500%	10/01/42	198	203,157
3.500%	10/01/42	22	22,566
3.500%	11/01/42	101	103,392
3.500%	12/01/42	1,088	1,117,946
3.500%	01/01/43	1,086	1,116,004
3.500%	03/01/43	4,386	4,505,933
3.500%	04/01/43	1,027	1,054,833
3.500%	04/01/43	146	150,187
3.500%	04/01/43	38	38,931
3.500%	05/01/43	2,630	2,701,242
3.500%	10/01/43	320	329,010
3.500%	01/01/44	1,004	1,031,225
3.500%	05/01/45	945	968,284
3.500%	06/01/45	1,036	1,061,672
3.500%	06/01/45	166	169,752
3.500%	03/01/46	16,458	16,907,722
3.500%	05/01/46	5,989	6,137,333
3.536%(c)	12/01/36	2	1,947

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.560%(c)	02/01/37	48	$51,549
3.783%(c)	02/01/37	48	51,617
4.000%	06/01/24	148	155,556
4.000%	07/01/24	116	122,113
4.000%	09/01/25	100	105,228
4.000%	08/01/26	794	836,315
4.000%	06/01/33	677	719,615
4.000%	10/01/40	52	54,822
4.000%	10/01/40	34	35,594
4.000%	10/01/40	15	16,273
4.000%	11/01/40	34	35,566
4.000%	12/01/40	2,099	2,210,549
4.000%	12/01/40	1,499	1,585,462
4.000%	12/01/40	798	841,014
4.000%	12/01/40	11	11,985
4.000%	02/01/41	534	562,833
4.000%	02/01/41	39	40,907
4.000%	04/01/41	3,074	3,237,222
4.000%	09/01/41	257	271,159
4.000%	09/01/41	118	124,650
4.000%	10/01/41	634	666,563
4.000%	10/01/41	271	286,428
4.000%	10/01/41	194	204,914
4.000%	12/01/41	462	486,657
4.000%	03/01/42	41	43,771
4.000%	04/01/42	276	292,284
4.000%	04/01/42	86	90,872
4.000%	04/01/42	52	55,341
4.000%	05/01/43	355	376,461
4.500%	04/01/19	2	2,293
4.500%	09/01/23	274	291,656
4.500%	05/01/39	216	234,178
4.500%	06/01/39	135	145,492
4.500%	08/01/39	1,180	1,271,102
4.500%	10/01/39	1,683	1,810,134
4.500%	10/01/39	1,650	1,772,967
4.500%	10/01/39	86	92,898
4.500%	10/01/39	27	28,524
4.500%	12/01/39	97	104,928
4.500%	03/01/40	282	303,098
4.500%	05/01/40	115	124,119
4.500%	08/01/40	406	436,257
4.500%	10/01/40	294	315,973
4.500%	02/01/41	113	121,514
4.500%	02/01/41	74	80,038
4.500%	02/01/41	69	74,331
4.500%	02/01/41	44	47,083
4.500%	03/01/41	197	212,080
4.500%	04/01/41	840	903,137
4.500%	04/01/41	330	355,216
4.500%	10/01/41	2,856	3,068,840
4.500%	02/01/44	57	61,363
4.500%	03/01/44	183	196,365
4.500%	03/01/44	143	153,585
4.500%	03/01/44	98	105,637
4.500%	03/01/44	31	33,008
5.000%	10/01/18	2	1,734
5.000%	11/01/18	2	2,105

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.000%	06/01/23	107	$114,353
5.000%	07/01/25	10	10,550
5.000%	07/01/33	2	1,739
5.000%	11/01/33	18	19,741
5.000%	11/01/33	11	12,060
5.000%	11/01/33	10	10,621
5.000%	11/01/33	6	6,596
5.000%	07/01/35	2,836	3,107,326
5.000%	11/01/35	308	341,846
5.000%	12/01/35	5	5,248
5.000%	04/01/40	223	245,291
5.000%	04/01/40	28	30,394
5.000%	06/01/40	178	197,438
5.000%	07/01/40	163	177,347
5.000%	07/01/40	28	30,797
5.000%	08/01/40	895	975,725
5.000%	08/01/40	277	301,941
5.000%	08/01/40	110	120,395
5.000%	06/01/41	344	381,974
5.000%	07/01/41	186	204,840
5.000%	07/01/41	119	129,552
5.000%	07/01/41	116	126,360
5.000%	07/01/41	48	52,418
5.500%	12/01/18	1	724
5.500%	09/01/20	19	19,379
5.500%	09/01/20	14	13,943
5.500%	09/01/20	6	6,685
5.500%	03/01/34	97	108,948
5.500%	07/01/35	67	75,164
5.500%	01/01/38	1,791	2,012,778
5.500%	06/01/41	719	797,080
6.000%	10/01/32	1	872
6.000%	03/01/33	20	23,004
6.000%	12/01/33	561	642,737
6.000%	12/01/33	43	48,343
6.000%	06/01/37	5	5,182
6.000%	07/01/38	11	13,019
6.000%	08/01/38	20	23,183
6.500%	08/01/36	33	37,158
6.500%	09/01/39	96	106,969
7.000%	06/01/32	3	3,655
7.000%	06/01/32	1	1,158
Federal National Mortgage Assoc.
2.500%	10/01/27	6,195	6,275,888
2.500%	12/01/27	728	736,739
2.500%	02/01/28	1,210	1,223,779
2.500%	02/01/28	896	906,197
2.500%	03/01/28	902	913,062
2.500%	04/01/28	8,587	8,689,004
2.500%	04/01/28	3,409	3,448,527
2.500%	07/01/28	747	756,161
2.500%	11/01/29	40	40,355
2.500%	07/01/30	5,860	5,892,491
2.500%	07/01/30	2,137	2,149,083
2.500%	01/01/31	390	390,474
2.500%	06/01/31	538	539,052
2.500%	11/01/42	463	443,056
2.500%	01/01/43	112	107,476

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
2.500%	02/01/43	5,937	$5,686,007
2.500%	02/01/43	102	98,084
2.500%	03/01/43	548	524,869
2.500%	03/01/43	326	312,076
2.781%(c)	07/01/35	17	18,075
2.874%(c)	08/01/37	49	51,810
2.965%(c)	12/01/35	3	3,536
3.000%	TBA	45,430	45,032,488
3.000%	01/01/27	823	846,347
3.000%	10/01/28	7,385	7,579,194
3.000%	11/01/28	1,645	1,691,001
3.000%	02/01/29	1,750	1,796,406
3.000%	04/01/33	67	66,970
3.000%	06/01/33	77	76,520
3.000%	11/01/36	7,161	7,262,953
3.000%	11/01/36	5,193	5,266,513
3.000%	09/01/42	700	697,685
3.000%	10/01/42	2,235	2,227,896
3.000%	10/01/42	1,817	1,811,772
3.000%	10/01/42	674	671,886
3.000%	11/01/42	5,293	5,276,157
3.000%	11/01/42	4,119	4,106,200
3.000%	11/01/42	423	421,642
3.000%	11/01/42	334	333,048
3.000%	01/01/43	9,192	9,163,413
3.000%	01/01/43	62	61,688
3.000%	02/01/43	290	289,275
3.000%	02/01/43	87	86,322
3.000%	02/01/43	65	64,448
3.000%	02/01/43	58	57,570
3.000%	02/01/43	38	37,927
3.000%	02/01/43	18	17,860
3.000%	02/01/43	15	15,315
3.000%	03/01/43	740	735,641
3.000%	03/01/43	138	136,917
3.000%	03/01/43	77	76,989
3.000%	04/01/43	10,103	10,072,017
3.000%	04/01/43	65	64,953
3.000%	04/01/43	23	23,074
3.000%	05/01/43	220	219,451
3.000%	05/01/43	145	144,545
3.000%	05/01/43	68	68,193
3.000%	08/01/43	8,420	8,394,363
3.000%	08/01/43	1,967	1,955,509
3.000%	08/01/43	1,125	1,110,838
3.000%	08/01/43	157	155,996
3.000%	11/01/43	1,635	1,629,550
3.000%	12/01/43	1,145	1,140,795
3.000%	02/01/44	278	274,530
3.000%	09/01/44	429	426,465
3.000%	12/01/44	29	29,136
3.000%	04/01/45	183	180,282
3.000%	05/01/45	437	434,237
3.000%	05/01/45	37	36,453
3.000%	07/01/45	187	185,915
3.000%	07/01/45	187	185,827
3.000%	08/01/45	1,067	1,060,619
3.000%	09/01/45	364	360,901

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	08/01/46	831		$820,698
3.000%	09/01/46	875		862,923
3.000%	10/01/46	11,675		11,594,987
3.000%	11/01/46	8,430		8,372,010
3.000%	11/01/46	6,621		6,581,402
3.000%	12/01/46	7,007		6,964,160
3.000%	01/01/47	4,482		4,458,991
3.047%(c)	08/01/36	27		28,443
3.075%(c)	12/01/35	22		23,056
3.136%(c)	09/01/36	—	(r)	125
3.200%(c)	11/01/37	141		149,995
3.461%(c)	12/01/35	6		6,645
3.500%	TBA	72,960		74,630,099
3.500%	12/01/25	205		213,261
3.500%	10/01/28	1,048		1,091,593
3.500%	07/01/30	153		160,626
3.500%	08/01/30	818		857,557
3.500%	01/01/34	151		157,889
3.500%	01/01/34	107		111,794
3.500%	01/01/34	49		50,786
3.500%	01/01/34	22		22,758
3.500%	06/01/42	949		974,380
3.500%	06/01/42	590		605,005
3.500%	07/01/42	6,589		6,761,160
3.500%	07/01/42	774		793,981
3.500%	08/01/42	1,632		1,674,859
3.500%	11/01/42	351		360,213
3.500%	01/01/43	1,946		1,997,347
3.500%	03/01/43	7,531		7,728,647
3.500%	04/01/43	250		256,550
3.500%	06/01/43	1,130		1,160,966
3.500%	07/01/43	721		740,772
3.500%	07/01/43	497		510,347
3.500%	07/01/43	299		307,523
3.500%	07/01/43	263		269,832
3.500%	08/01/43	577		593,061
3.500%	08/01/43	394		404,470
3.500%	08/01/43	328		337,236
3.500%	01/01/44	1,292		1,326,104
3.500%	07/01/44	1,064		1,093,250
3.500%	04/01/45	10,695		10,979,046
3.500%	07/01/45	5,334		5,467,906
3.500%	09/01/45	12,301		12,609,368
3.500%	11/01/45	14,353		14,690,485
3.500%	11/01/45	177		181,055
3.500%	12/01/45	37,573		38,455,606
3.500%	12/01/45	4,512		4,618,348
3.500%	12/01/45	2,079		2,127,799
3.500%	12/01/45	1,862		1,905,517
3.500%	01/01/46	2,970		3,039,633
3.500%	01/01/46	2,267		2,327,165
3.500%	01/01/46	1,708		1,753,118
3.500%	04/01/46	17,889		18,309,453
3.500%	05/01/46	9,299		9,532,962
3.500%	06/01/46	2,261		2,325,256
4.000%	TBA	19,255		20,196,689
4.000%	04/01/24	308		324,399
4.000%	09/01/25	552		580,561

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.000%	11/01/25	214	$225,304
4.000%	01/01/26	301	317,582
4.000%	04/01/26	1,466	1,543,766
4.000%	04/01/26	405	426,867
4.000%	06/01/26	499	524,505
4.000%	09/01/26	1,452	1,529,121
4.000%	09/01/26	346	364,713
4.000%	09/01/26	60	63,255
4.000%	11/01/26	77	81,523
4.000%	02/01/27	634	667,654
4.000%	11/01/40	2,369	2,492,508
4.000%	12/01/40	4,780	5,030,544
4.000%	12/01/40	2,543	2,676,197
4.000%	01/01/41	1,519	1,598,384
4.000%	01/01/41	259	272,475
4.000%	02/01/41	941	989,889
4.000%	02/01/41	291	306,856
4.000%	03/01/41	2,321	2,442,394
4.000%	04/01/41	843	887,651
4.000%	10/01/41	4,534	4,772,955
4.000%	10/01/41	898	945,887
4.000%	11/01/41	815	857,716
4.000%	11/01/41	68	71,810
4.000%	12/01/41	96	100,667
4.000%	01/01/42	5,503	5,794,008
4.000%	01/01/42	1,640	1,726,774
4.000%	01/01/42	1,130	1,189,807
4.000%	02/01/42	1,146	1,206,250
4.000%	02/01/42	866	911,713
4.000%	02/01/42	102	107,601
4.000%	04/01/42	180	190,117
4.000%	04/01/42	136	143,185
4.000%	05/01/42	5,159	5,429,386
4.000%	08/01/42	3,283	3,456,598
4.000%	09/01/43	8,735	9,167,891
4.000%	11/01/44	2,165	2,270,952
4.000%	03/01/45	1,543	1,627,174
4.000%	03/01/45	692	729,759
4.000%	05/01/45	610	642,562
4.000%	07/01/45	390	409,571
4.000%	09/01/45	858	900,052
4.000%	10/01/45	1,773	1,860,006
4.000%	01/01/46	3,432	3,601,208
4.000%	03/01/46	11,123	11,718,039
4.000%	09/01/46	697	731,086
4.500%	TBA	7,775	8,336,258
4.500%	05/01/19	13	13,267
4.500%	10/01/19	49	50,502
4.500%	11/01/19	6	6,405
4.500%	11/01/20	7	7,529
4.500%	04/01/23	142	149,837
4.500%	12/01/23	12	11,818
4.500%	08/01/24	38	40,092
4.500%	04/01/26	827	869,232
4.500%	04/01/26	187	197,516
4.500%	07/01/26	79	83,302
4.500%	10/01/26	348	366,818
4.500%	01/01/27	1,373	1,451,293

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.500%	09/01/39	1,033	$1,110,591
4.500%	12/01/39	2,642	2,840,075
4.500%	12/01/39	1,395	1,499,155
4.500%	04/01/40	1,611	1,733,866
4.500%	07/01/40	179	193,707
4.500%	09/01/40	2,658	2,859,826
4.500%	11/01/40	3,494	3,757,666
4.500%	12/01/40	5,118	5,509,274
4.500%	12/01/40	1,848	1,990,087
4.500%	12/01/40	296	318,666
4.500%	02/01/41	1,026	1,104,302
4.500%	02/01/41	986	1,061,907
4.500%	02/01/41	548	590,375
4.500%	02/01/41	361	389,155
4.500%	03/01/41	886	952,862
4.500%	05/01/41	76	81,390
4.500%	06/01/41	258	278,212
4.500%	06/01/41	217	233,644
4.500%	08/01/41	63	67,801
4.500%	10/01/41	42	45,055
4.500%	10/01/41	38	40,260
4.500%	11/01/41	969	1,042,653
4.500%	11/01/41	37	39,635
4.500%	04/01/42	1,016	1,093,763
4.500%	08/01/42	94	101,294
4.500%	09/01/42	239	256,910
4.500%	09/01/42	126	135,905
4.500%	09/01/42	83	89,006
4.500%	10/01/42	656	705,043
4.500%	09/01/43	211	226,886
4.500%	10/01/43	158	169,534
4.500%	11/01/43	159	170,255
4.500%	01/01/44	1,413	1,515,294
4.500%	06/01/44	191	205,505
4.500%	08/01/44	391	419,168
4.500%	10/01/44	336	361,588
4.500%	11/01/44	498	533,929
4.500%	12/01/44	449	482,012
4.500%	02/01/45	338	362,071
4.500%	02/01/45	138	148,766
4.500%	03/01/46	2,108	2,260,963
5.000%	TBA	6,905	7,544,855
5.000%	05/01/18	2	2,170
5.000%	12/01/18	2	2,216
5.000%	12/01/19	102	105,317
5.000%	01/01/20	4	4,064
5.000%	05/01/20	13	14,042
5.000%	12/01/20	246	253,116
5.000%	02/01/21	30	31,932
5.000%	06/01/23	7	7,164
5.000%	09/01/23	1,146	1,251,357
5.000%	01/01/24	195	206,830
5.000%	06/01/24	90	96,010
5.000%	09/01/25	110	117,048
5.000%	09/01/33	418	458,270
5.000%	10/01/33	40	44,223
5.000%	11/01/33	253	277,537
5.000%	11/01/33	246	269,913

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.000%	02/01/34	1,948		$2,135,897
5.000%	03/01/34	1,010		1,107,384
5.000%	03/01/34	447		489,438
5.000%	03/01/34	226		248,143
5.000%	03/01/34	32		34,678
5.000%	04/01/34	21		23,488
5.000%	05/01/34	273		299,116
5.000%	07/01/34	22		24,022
5.000%	03/01/35	939		1,027,534
5.000%	04/01/35	1,110		1,214,653
5.000%	04/01/35	102		111,593
5.000%	05/01/35	130		142,691
5.000%	06/01/35	129		141,013
5.000%	06/01/35	60		65,247
5.000%	06/01/35	34		37,296
5.000%	07/01/35	3,625		3,966,501
5.000%	07/01/35	1,004		1,099,670
5.000%	07/01/35	875		957,892
5.000%	08/01/35	917		1,003,587
5.000%	09/01/35	78		85,719
5.000%	10/01/35	921		1,008,117
5.000%	10/01/35	165		180,627
5.000%	10/01/35	54		59,150
5.000%	11/01/35	985		1,077,866
5.000%	03/01/36	303		331,962
5.000%	12/01/36	1,423		1,555,629
5.000%	12/01/36	27		29,697
5.000%	07/01/37	21		22,902
5.000%	02/01/38	111		121,738
5.000%	05/01/38	717		784,178
5.000%	12/01/38	151		165,662
5.000%	06/01/39	89		97,158
5.000%	06/01/40	427		466,741
5.000%	08/01/40	774		846,528
5.000%	08/01/40	486		531,615
5.000%	04/01/41	1,488		1,624,939
5.000%	06/01/41	319		349,497
5.000%	06/01/41	63		68,416
5.000%	08/01/41	148		162,110
5.000%	09/01/41	957		1,047,743
5.000%	01/01/42	880		963,326
5.000%	02/01/42	238		260,553
5.000%	05/01/42	498		544,527
5.000%	07/01/42	1,124		1,230,076
5.000%	11/01/44	1,895		2,070,812
5.000%	11/01/44	602		658,934
5.500%	TBA	6,910		7,675,857
5.500%	07/01/17	—	(r)	1
5.500%	08/01/17	—	(r)	85
5.500%	09/01/17	2		1,738
5.500%	09/01/17	—	(r)	104
5.500%	10/01/17	2		1,574
5.500%	02/01/18	—	(r)	41
5.500%	03/01/18	1		599
5.500%	04/01/18	1		1,433
5.500%	06/01/18	1		802
5.500%	04/01/19	1		880
5.500%	07/01/19	2		2,423

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.500%	07/01/19	2		$2,288
5.500%	08/01/19	6		6,139
5.500%	09/01/19	114		117,857
5.500%	09/01/19	7		6,949
5.500%	10/01/19	2		1,699
5.500%	07/01/20	16		16,414
5.500%	08/01/21	5		5,259
5.500%	09/01/21	9		9,100
5.500%	09/01/21	6		6,551
5.500%	09/01/21	6		5,729
5.500%	11/01/21	15		15,846
5.500%	03/01/22	12		13,196
5.500%	03/01/22	1		615
5.500%	05/01/22	2		2,489
5.500%	07/01/22	2		2,340
5.500%	07/01/22	2		2,096
5.500%	08/01/22	14		15,066
5.500%	08/01/22	—	(r)	444
5.500%	01/01/23	200		212,900
5.500%	09/01/34	385		431,073
5.500%	11/01/34	30		33,540
5.500%	12/01/34	103		115,337
5.500%	04/01/35	77		86,203
5.500%	11/01/35	355		397,417
5.500%	12/01/35	99		110,469
5.500%	01/01/36	107		119,532
5.500%	01/01/36	15		16,398
5.500%	03/01/36	25		27,669
5.500%	03/01/36	12		13,641
5.500%	05/01/36	1,004		1,121,340
5.500%	05/01/36	490		544,093
5.500%	07/01/36	2,042		2,286,509
5.500%	11/01/36	9		10,327
5.500%	08/01/37	2,517		2,818,064
5.500%	08/01/37	1,084		1,213,843
5.500%	08/01/37	623		695,912
5.500%	08/01/37	246		275,009
5.500%	08/01/37	148		165,124
5.500%	08/01/37	22		24,754
5.500%	09/01/37	414		461,106
5.500%	02/01/38	964		1,077,382
5.500%	02/01/38	158		176,406
5.500%	09/01/38	563		629,612
5.500%	04/01/39	288		325,499
5.500%	05/01/39	340		378,358
5.500%	03/01/40	617		689,529
5.500%	03/01/41	4,631		5,184,476
5.500%	09/01/41	1,003		1,116,866
5.500%	09/01/41	5		5,499
6.000%	04/01/21	9		9,843
6.000%	07/01/21	—	(r)	350
6.000%	09/01/21	17		16,610
6.000%	11/01/32	22		25,662
6.000%	03/01/33	24		27,033
6.000%	04/01/33	40		45,512
6.000%	02/01/34	225		257,684
6.000%	08/01/34	18		20,791
6.000%	11/01/34	971		1,109,977

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
6.000%	11/01/34	14		$15,677
6.000%	11/01/35	171		195,374
6.000%	12/01/35	39		43,751
6.000%	02/01/36	1,196		1,357,730
6.000%	04/01/36	—	(r)	123
6.000%	05/01/36	382		433,766
6.000%	05/01/36	358		405,122
6.000%	06/01/36	40		45,565
6.000%	09/01/36	2,622		2,997,664
6.000%	09/01/36	51		57,932
6.000%	11/01/36	82		92,947
6.000%	12/01/36	10		10,902
6.000%	01/01/37	36		40,162
6.000%	01/01/37	—	(r)	345
6.000%	02/01/37	387		437,228
6.000%	02/01/37	25		28,414
6.000%	03/01/37	2,097		2,374,365
6.000%	03/01/37	943		1,066,227
6.000%	03/01/37	152		172,061
6.000%	05/01/37	16		18,627
6.000%	05/01/37	1		605
6.000%	06/01/37	52		58,777
6.000%	08/01/37	4,290		4,886,964
6.000%	08/01/37	295		337,320
6.000%	10/01/37	24		27,651
6.000%	02/01/38	108		121,731
6.000%	03/01/38	1,140		1,300,308
6.000%	04/01/38	46		51,521
6.000%	05/01/38	326		369,333
6.000%	08/01/38	28		32,117
6.000%	09/01/38	62		70,545
6.000%	10/01/38	264		298,605
6.000%	12/01/38	11		12,575
6.000%	04/01/39	20		23,244
6.000%	06/01/39	376		425,222
6.000%	09/01/39	1,561		1,762,898
6.000%	10/01/39	427		482,069
6.000%	02/01/40	203		229,199
6.000%	10/01/40	390		440,605
6.500%	07/01/32	157		182,431
6.500%	07/01/32	96		111,865
6.500%	07/01/32	8		9,046
6.500%	12/01/32	39		44,580
6.500%	12/01/32	12		13,437
6.500%	07/01/35	46		53,725
6.500%	12/01/35	411		470,299
6.500%	07/01/36	1,667		1,892,718
6.500%	07/01/36	5		6,184
6.500%	08/01/36	339		389,221
6.500%	08/01/36	279		322,271
6.500%	08/01/36	76		88,596
6.500%	09/01/36	702		796,956
6.500%	09/01/36	166		187,139
6.500%	10/01/36	367		415,643
6.500%	10/01/36	22		24,978
6.500%	11/01/36	9		10,497
6.500%	12/01/36	4		4,970
6.500%	08/01/37	21		23,288

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
6.500%	10/01/37	226		$252,000
6.500%	10/01/37	5		5,316
6.500%	08/01/38	117		132,784
6.500%	06/01/39	84		94,948
6.500%	10/01/39	428		482,916
6.500%	05/01/40	471		533,627
6.500%	05/01/40	402		452,534
7.000%	01/01/31	—	(r)	255
7.000%	04/01/32	—	(r)	408
7.000%	04/01/37	29		31,532
1.500%	06/22/20	13,193		13,135,241
Freddie Mac Gold Pool
4.500%	05/01/42	1,685		1,817,871
Government National Mortgage Assoc.
2.500%	12/20/42	4,402		4,283,864
2.500%	01/20/43	7,245		7,052,349
2.500%	02/20/43	6,859		6,676,628
2.500%	03/20/43	1,658		1,614,019
3.000%	10/15/42	112		113,357
3.000%	12/15/42	28		28,346
3.000%	05/15/43	80		81,180
3.000%	05/20/43	3,193		3,234,092
3.000%	06/15/43	14		14,653
3.000%	07/15/43	187		189,030
3.000%	08/20/43	2,393		2,423,538
3.000%	09/20/43	2,239		2,267,100
3.000%	01/20/44	236		238,524
3.000%	02/20/44	621		628,465
3.000%	05/20/46	541		548,104
3.000%	05/20/46	235		237,093
3.000%	06/20/46	968		978,491
3.000%	07/20/46	1,732		1,751,016
3.000%	07/20/46	1,262		1,276,333
3.000%	07/20/46	940		950,179
3.000%	07/20/46	900		909,998
3.000%	07/20/46	521		527,198
3.000%	07/20/46	324		328,054
3.000%	08/20/46	739		747,904
3.000%	08/20/46	643		650,249
3.000%	08/20/46	404		408,565
3.000%	09/20/46	410		414,088
3.000%	09/20/46	407		410,976
3.000%	11/20/46	29,133		29,422,277
3.000%	12/20/46	708		714,789
3.500%	05/20/42	81		83,903
3.500%	07/20/42	247		256,781
3.500%	08/20/42	1,995		2,077,865
3.500%	09/20/42	6,367		6,629,804
3.500%	10/20/42	2,951		3,073,058
3.500%	11/20/42	46		47,983
3.500%	12/20/42	940		979,215
3.500%	03/20/43	2,270		2,355,136
3.500%	04/20/43	96		100,149
3.500%	05/20/43	998		1,039,458
3.500%	08/20/43	79		82,636
3.500%	09/20/43	8,527		8,879,670
3.500%	11/15/43	1,712		1,781,021
3.500%	10/20/44	405		421,284
3.500%	02/15/45	466		485,000

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	02/20/45	993	$1,032,009
3.500%	04/20/45	220	228,472
3.500%	05/20/45	734	762,833
3.500%	05/20/45	328	341,085
3.500%	01/20/46	212	220,446
3.500%	02/20/46	4,550	4,731,093
3.500%	02/20/46	4,333	4,509,733
3.500%	05/20/46	281	292,069
3.500%	05/20/46	49	51,100
3.500%	05/20/46	48	49,485
3.500%	06/20/46	3,130	3,248,840
3.500%	06/20/46	301	312,646
3.500%	09/20/46	13,181	13,682,479
3.500%	10/20/46	3,087	3,204,768
4.000%	09/20/25	120	125,627
4.000%	11/20/25	239	250,700
4.000%	01/20/26	68	71,281
4.000%	02/20/41	183	195,192
4.000%	05/20/41	1,748	1,859,415
4.000%	10/15/41	264	282,176
4.000%	10/15/41	231	246,842
4.000%	10/15/41	57	61,113
4.000%	10/20/41	1,709	1,815,661
4.000%	11/20/41	331	351,439
4.000%	12/20/41	159	169,113
4.000%	09/20/42	148	156,734
4.000%	11/20/42	114	121,437
4.000%	02/20/44	4,633	4,904,577
4.000%	09/20/45	1,141	1,205,520
4.000%	10/20/45	3,988	4,218,484
4.000%	11/20/45	3,802	4,018,727
4.000%	12/20/45	11,018	11,645,748
4.000%	05/20/46	8,541	9,026,912
4.500%	TBA	1,815	1,935,224
4.500%	05/15/39	23	25,279
4.500%	11/20/39	236	255,291
4.500%	02/20/40	2,069	2,233,753
4.500%	05/20/40	1,846	1,993,443
4.500%	06/15/40	259	277,830
4.500%	06/15/40	92	98,524
4.500%	06/15/40	16	17,404
4.500%	07/15/40	58	62,416
4.500%	08/15/40	120	129,064
4.500%	09/15/40	246	264,817
4.500%	09/20/40	977	1,055,098
4.500%	11/20/40	502	542,868
4.500%	02/20/41	2,256	2,435,399
4.500%	03/15/41	373	401,756
4.500%	03/20/41	2,570	2,774,196
4.500%	05/20/41	141	152,050
4.500%	07/20/41	308	332,646
4.500%	09/15/45	1,123	1,202,532
4.500%	01/20/46	1,450	1,550,137
5.000%	03/20/34	2	1,987
5.000%	07/20/39	361	394,082
5.000%	08/15/39	32	35,124
5.000%	09/15/39	293	326,110
5.000%	10/15/39	316	347,892

Interest Rate	Maturity Date		Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.000%	10/15/39		51		$57,020
5.000%	10/20/39		18		20,156
5.000%	12/15/39		6,357		7,007,119
5.000%	02/15/40		448		503,630
5.000%	02/15/40		448		503,410
5.000%	04/15/40		240		264,460
5.000%	05/20/40		1,499		1,647,873
5.000%	06/15/40		239		264,335
5.000%	06/20/40		1,027		1,134,700
5.000%	07/15/40		29		31,743
5.000%	08/15/40		43		48,248
5.000%	08/20/40		777		852,825
5.000%	09/15/40		38		42,317
5.000%	09/15/40		38		41,945
5.000%	09/20/40		492		540,776
5.000%	03/20/41		1,019		1,124,811
5.000%	08/20/41		1,117		1,225,851
5.500%	10/20/32		3		3,399
5.500%	03/20/34		10		11,041
5.500%	06/15/35		294		331,842
5.500%	01/20/36		5,196		5,795,742
5.500%	06/20/44		1,246		1,397,170
6.500%	09/20/32		6		7,634
6.500%	12/20/33		3		3,639
8.000%	06/15/17		—	(r)	14
8.000%	06/15/22		—	(r)	279
8.000%	09/15/22		—	(r)	361
8.000%	07/15/23		—	(r)	395
8.500%	06/15/26		2		1,801
8.500%	07/15/26		5		4,961
9.500%	01/15/20		—	(r)	107

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,197,099,361)					1,193,573,478

U.S. TREASURY OBLIGATIONS — 5.2%
U.S. Treasury Bonds
2.500%	02/15/46		5,760		5,162,400
2.500%	05/15/46		19,885		17,808,728
2.875%	08/15/45		17,245		16,724,287
2.875%	11/15/46	(a)	13,395		12,996,807
3.000%	11/15/44		37,120		36,950,362
3.000%	05/15/45		44,806		44,545,229
3.125%	02/15/43		56,205		57,320,332
3.375%	05/15/44	(k)	9,215		9,833,769
4.500%	02/15/36		8,225		10,430,970
4.625%	02/15/40		9,155		11,759,524
U.S. Treasury Inflation Indexed Bonds, TIPS
2.000%	01/15/26		527		731,816
0.125%	04/15/19		13,613		14,312,368
0.125%	04/15/20		10,836		11,402,172
0.125%	04/15/21		12,076		12,497,947
0.125%	01/15/22		10,001		10,808,745
0.125%	07/15/22		3,714		3,951,593
0.125%	07/15/24		2,954		2,992,340
0.125%	07/15/26	(a)	40,998		40,514,611
0.250%	01/15/25		3,452		3,508,477
0.375%	07/15/25		3,307		3,394,460
0.375%	01/15/27		21,230		21,246,134

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
0.625%	01/15/24	128	$136,348
0.625%	01/15/26	54,580	56,781,953
0.750%	02/15/42	1,022	1,055,609
0.875%	02/15/47	863	854,490
1.000%	02/15/46	971	1,010,201
1.125%	01/15/21	10,046	11,739,899
1.250%	07/15/20	2,989	3,521,130
1.375%	07/15/18	6,789	7,906,132
1.375%	02/15/44	2,210	2,538,080
1.750%	01/15/28	1,292	1,692,466
1.875%	07/15/19	5,764	6,962,347
2.125%	01/15/19	4,562	5,426,893
2.125%	02/15/40	729	1,032,876
2.500%	01/15/29	777	1,073,680
3.375%	04/15/32	291	559,011
3.625%	04/15/28	464	925,437
3.875%	04/15/29	581	1,186,374
U.S. Treasury Notes
1.500%	05/31/19	57,635	57,884,905
2.000%	08/31/21	246,205	247,570,699

TOTAL U.S. TREASURY OBLIGATIONS (cost $763,174,015)			758,751,601

TOTAL LONG-TERM INVESTMENTS (cost $11,884,858,925)			13,176,268,126

		Shares
SHORT-TERM INVESTMENTS — 17.5%
AFFILIATED MUTUAL FUNDS — 17.0%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)		1,585,343,976	1,585,343,976
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $908,402,119; Includes $907,539,417 of cash collateral for securities on loan)(b)(w)		908,201,188	908,382,828

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,493,746,095)			2,493,726,804

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(h)(hh)(k)(n) — 0.5%
U.S. Treasury Bills
0.496%	04/27/17	75,000	74,963,474
0.506%	04/27/17	1,200	1,199,416

TOTAL U.S. TREASURY OBLIGATIONS (cost $76,177,510)			76,162,890

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED* — 0.0%
Call Options — 0.0%
Currency Option Russian Ruble vs United States Dollar,
expiring 08/14/17, @ Strike Price 62.71	Deutsche Bank AG	2,900	$33,733
Currency Option South Korean Won vs United States Dollar,
expiring 06/02/17, @ Strike Price 1,180.00	Deutsche Bank AG	1,400	4,033
expiring 06/02/17, @ Strike Price 1,180.00	Deutsche Bank AG	1,400	4,033

			41,799

Put Options — 0.0%
10 Year U.S. Treasury Notes Futures,
expiring 04/21/17, Strike Price $123.00		620	48,438
Currency Option Euro vs United State Dollar,
expiring 11/06/17, @ Strike Price 1.09	Citigroup Global Markets	5,800	178,464
iTraxx Europe Crossover Index,
expiring 06/21/17, Strike Price 325.00	Citigroup Global Markets EUR	EUR 3,000	14,729

			241,631

TOTAL OPTIONS PURCHASED (cost $497,129)			283,430

TOTAL SHORT-TERM INVESTMENTS (cost $2,570,420,734)			2,570,173,124

TOTAL INVESTMENTS — 107.0% (cost $14,455,279,659)			15,746,441,250
Liabilities in excess of other assets(z) — (7.0)%			(1,033,219,194)

NET ASSETS — 100.0%			$14,713,222,056

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-Income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $3,439,877 and 0.0% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, Including those sold and pending settlement, is $884,029,139; cash collateral of $907,539,417 (Included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and Includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $15,629,566 is approximately 0.1% of net assets.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

(i)	Represents issuer in default on interest payments. Non-Income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(r)	Less than $500 par.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
1,287	2 Year U.S. Treasury Notes	Jun. 2017	$278,320,516	$278,575,173	$254,657
1,139	5 Year U.S. Treasury Notes	Jun. 2017	133,867,710	134,090,555	222,845
924	10 Year U.S. Treasury Notes	Jun. 2017	114,972,383	115,095,750	123,367
431	20 Year U.S. Treasury Bonds	Jun. 2017	64,930,019	65,013,656	83,637
304	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	48,704,940	48,830,000	125,060
302	ASX SPI 200 Index	Jun. 2017	33,146,478	33,732,447	585,969
1,786	Euro STOXX 50 Index	Jun. 2017	63,152,179	65,275,939	2,123,760
748	FTSE 100 Index	Jun. 2017	67,784,646	68,183,600	398,954
261	Mini MSCI EAFE Index	Jun. 2017	22,720,970	23,255,100	534,130
1,042	Russell 2000 Mini Index	Jun. 2017	71,065,981	72,127,240	1,061,259
4,933	S&P 500 E-Mini Index	Jun. 2017	583,905,546	581,896,680	(2,008,866)
309	TOPIX Index	Jun. 2017	42,624,450	41,979,925	(644,525)

					2,860,247

Short Positions:
4	5 Year U.S. Treasury Notes	Jun. 2017	470,218	470,906	(688)
790	10 Year U.S. Treasury Notes	Jun. 2017	98,132,813	98,404,375	(271,562)
1,574	10 Year U.S. Ultra Treasury Bonds	Jun. 2017	209,596,508	210,743,843	(1,147,335)

					(1,419,585)

					$1,440,662

U.S. Treasury Obligations with market values of $3,967,656 and $46,283,449 have been segregated with Goldman Sachs & Co. and JPMorgan Chase, respectively, to cover requirements for open futures contracts at March 31, 2017.

Forward foreign currency exchange contracts outstanding at March 31, 2017:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/21/17	Citigroup Global Markets	AUD	11,910	$9,207,740	$9,095,863	$(111,877)
Expiring 05/26/17	Citigroup Global Markets	AUD	2,003	1,519,446	1,528,707	9,261
Brazilian Real,
Expiring 06/02/17	Morgan Stanley	BRL	3,579	1,129,450	1,126,389	(3,061)
British Pound,
Expiring 04/21/17	Bank of America	GBP	15	18,935	19,194	259
Expiring 04/21/17	Citigroup Global Markets	GBP	29,953	37,309,816	37,546,606	236,790
Expiring 04/21/17	Royal Bank of Canada	GBP	763	950,112	956,512	6,400
Canadian Dollar,
Expiring 04/21/17	Morgan Stanley	CAD	4,260	3,201,057	3,204,355	3,298
Chilean Peso,
Expiring 05/12/17	Credit Suisse First Boston Corp.	CLP	954,350	1,477,436	1,443,277	(34,159)
Expiring 05/12/17	Royal Bank of Canada	CLP	932,166	1,430,580	1,409,728	(20,852)
Colombian Peso,
Expiring 04/07/17	Citigroup Global Markets	COP	34,538	11,959	12,002	43
Expiring 04/07/17	Deutsche Bank AG	COP	4,456,378	1,494,927	1,548,547	53,620
Euro,
Expiring 04/21/17	Bank of America	EUR	52,521	56,844,056	56,082,341	(761,715)
	Canadian Imperial Bank of
Expiring 04/21/17	Commerce	EUR	398	429,797	424,988	(4,809)
Expiring 04/21/17	Credit Suisse First Boston Corp.	EUR	525	561,302	560,599	(703)

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 05/26/17	Bank of New York Mellon	EUR	28	$29,783	$30,050	$267
Expiring 05/26/17	Barclays Capital Group	EUR	320	340,127	342,052	1,925
Expiring 05/26/17	Citigroup Global Markets	EUR	213	225,962	228,212	2,250
Expiring 05/26/17	Citigroup Global Markets	EUR	86	92,310	91,889	(421)
Expiring 05/26/17	Deutsche Bank AG	EUR	1,243	1,347,108	1,329,531	(17,577)
Expiring 05/26/17	Hong Kong & Shanghai Bank	EUR	103	111,211	110,442	(769)
Indian Rupee,
Expiring 05/12/17	Citigroup Global Markets	INR	199,994	2,967,050	3,061,969	94,919
Indonesian Rupiah,
Expiring 05/10/17	Goldman Sachs & Co.	IDR	19,990,924	1,498,907	1,493,606	(5,301)
Expiring 05/10/17	Goldman Sachs & Co.	IDR	9,800,839	734,585	732,262	(2,323)
Japanese Yen,
Expiring 04/21/17	Hong Kong & Shanghai Bank	JPY	4,825,439	43,067,934	43,380,523	312,589
Mexican Peso,
Expiring 04/12/17	Bank of America	MXN	433	19,847	23,084	3,237
Expiring 04/12/17	UBS AG	MXN	1,169	53,606	62,324	8,718
Russian Ruble,
Expiring 04/12/17	Royal Bank of Canada	RUB	18,003	295,578	318,975	23,397
Singapore Dollar,
Expiring 04/21/17	JPMorgan Chase	SGD	8,324	5,955,481	5,951,612	(3,869)
South African Rand,
Expiring 05/19/17	Citigroup Global Markets	ZAR	10,935	819,282	808,049	(11,233)
Expiring 05/19/17	JPMorgan Chase	ZAR	14,174	1,053,320	1,047,329	(5,991)
Swedish Krona,
Expiring 04/21/17	Barclays Capital Group	SEK	106,893	12,193,906	11,940,812	(253,094)
Swiss Franc,
Expiring 04/21/17	Deutsche Bank AG	CHF	15,471	15,595,420	15,464,254	(131,166)
Expiring 05/26/17	Hong Kong & Shanghai Bank	CHF	28	28,020	27,892	(128)

				$202,016,050	$201,403,975	(612,075)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 05/26/17	Westpac Banking Corp.	AUD	3,786	$2,897,634	$2,889,507	$8,127
Brazilian Real,
Expiring 06/02/17	Barclays Capital Group	BRL	57,909	18,319,836	18,225,222	94,614
British Pound,
	Canadian Imperial Bank of
Expiring 04/21/17	Commerce	GBP	5,434	6,633,838	6,811,613	(177,775)
Canadian Dollar,
Expiring 06/23/17	Hong Kong & Shanghai Bank	CAD	3,559	2,663,374	2,679,439	(16,065)
Expiring 06/23/17	Hong Kong & Shanghai Bank	CAD	3,051	2,283,213	2,296,985	(13,772)
Chilean Peso,
Expiring 05/12/17	Credit Suisse First Boston Corp.	CLP	1,886,516	2,907,476	2,853,006	54,470
Colombian Peso,
Expiring 04/07/17	Deutsche Bank AG	COP	4,490,916	1,525,602	1,560,548	(34,946)
Euro,
Expiring 05/26/17	Bank of America	EUR	2,335	2,499,430	2,497,550	1,880
Expiring 05/26/17	Citigroup Global Markets	EUR	2,778	2,974,877	2,971,389	3,488
Expiring 05/26/17	JPMorgan Chase	EUR	2,170	2,323,054	2,321,063	1,991
Hungarian Forint,
Expiring 05/19/17	Bank of America	HUF	842,161	2,902,499	2,916,047	(13,548)
Indian Rupee,
Expiring 05/12/17	Citigroup Global Markets	INR	199,994	2,936,231	3,061,969	(125,738)

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Indonesian Rupiah,
Expiring 05/10/17	Citigroup Global Markets	IDR	67,590,855	$5,003,765	$5,049,998	$(46,233)
Japanese Yen,
Expiring 04/21/17	BNP Paribas	JPY	45,559	412,541	409,574	2,967
Mexican Peso,
	Canadian Imperial Bank of
Expiring 04/12/17	Commerce	MXN	11,928	580,279	635,892	(55,613)
Expiring 04/12/17	Citigroup Global Markets	MXN	28,923	1,503,758	1,541,973	(38,215)
Expiring 04/12/17	Deutsche Bank AG	MXN	13,997	698,531	746,215	(47,684)
New Taiwanese Dollar,
Expiring 05/12/17	Citigroup Global Markets	TWD	45,054	1,456,126	1,487,677	(31,551)
Expiring 05/12/17	State Street Bank	TWD	45,821	1,479,911	1,513,003	(33,092)
Russian Ruble,
Expiring 04/12/17	Bank of America	RUB	77,924	1,291,201	1,380,688	(89,487)
Expiring 04/12/17	Credit Suisse First Boston Corp.	RUB	71,044	1,156,861	1,258,786	(101,925)
Expiring 04/12/17	Hong Kong & Shanghai Bank	RUB	71,000	1,174,505	1,258,007	(83,502)
Expiring 04/12/17	Standard Chartered PLC	RUB	205,717	3,335,036	3,644,977	(309,941)
Expiring 04/12/17	Standard Chartered PLC	RUB	71,045	1,157,217	1,258,804	(101,587)
Singapore Dollar,
Expiring 05/19/17	Citigroup Global Markets	SGD	264	185,465	188,802	(3,337)
Expiring 05/19/17	Hong Kong & Shanghai Bank	SGD	4,137	2,917,615	2,958,603	(40,988)
Expiring 05/19/17	Standard Chartered PLC	SGD	299	210,173	213,832	(3,659)
Expiring 05/19/17	Standard Chartered PLC	SGD	265	186,542	189,516	(2,974)
South African Rand,
Expiring 05/19/17	Barclays Capital Group	ZAR	20,517	1,531,577	1,516,075	15,502
Expiring 05/19/17	Barclays Capital Group	ZAR	17,266	1,271,849	1,275,846	(3,997)
Expiring 05/19/17	JPMorgan Chase	ZAR	20,220	1,537,643	1,494,129	43,514
South Korean Won,
Expiring 06/28/17	Goldman Sachs & Co.	KRW	1,527,539	1,371,835	1,367,398	4,437
Swedish Krona,
Expiring 04/21/17	Royal Bank of Canada	SEK	5,382	612,339	601,213	11,126
Swiss Franc,
Expiring 05/26/17	BNP Paribas	CHF	911	912,734	912,567	167

				$80,854,567	$81,987,913	(1,133,346)

						$(1,745,421)

Credit default swap agreements outstanding at March 31, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on Corporate and/or sovereign issues – Buy Protection(1):
Bank of China	06/20/22	1.000%	2,150	0.987%	$512	$15,515	$(15,003)	Citigroup Global Markets
Peoples Republic of China	06/20/22	1.000%	540	0.827%	4,383	(720)	5,103	Citigroup Global Markets
Republic of Argentina	06/20/22	5.000%	1,300	3.672%	(82,410)	(72,181)	(10,229)	Goldman Sachs & Co.
Republic of Korea	06/20/22	1.000%	2,700	0.511%	64,484	(64,059)	128,543	Citigroup Global Markets

					$(13,031)	$(121,445)	$108,414

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade date	Value at March 31, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.HY.CDSI.S28	06/20/22	5.000%	54,825	$3,714,394	$4,048,522	$334,128
CDX.IG.CDSI.S28	06/20/22	1.000%	431,200	6,508,820	7,301,876	793,056

				$10,223,214	$11,350,398	$1,127,184

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Buy Protection(1):
CDX.EM.CDSI.S27	06/20/22	1.000%	3,000	$(160,351)	$165,000	$(325,351)	JPMorgan Chase

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Sell Protection(2):
CDX.EM.CDSI.S27	06/20/22	1.000%	116,050	$(6,112,634)	$(6,092,625)	$(20,009)	Barclays Capital Group

U.S. Treasury Obligations with a combined market value of $9,165,534 have been segregated with JPMorgan Chase to cover requirements for open centrally cleared credit default swap contracts at March 31, 2017.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract Increases for the protection buyer if the spread Increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on Corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may Include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$6,052,090,794	$1,921,243,128	$—
Preferred Stocks	6,677,653	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	422,794,760	574,877
Residential Mortgage-Backed Securities	—	2,562,651	—
Commercial Mortgage-Backed Securities	—	213,080,153	—
Convertible Bonds	—	894,053	—
Corporate Obligations	—	2,041,196,490	2,865,000
Foreign Government Bonds	—	353,158,389	—
Municipal Bonds	—	92,160,187	—
Residential Mortgage-Backed Securities	—	114,644,912	—
U.S. Government Agency Obligations	—	1,193,573,478	—
U.S. Treasury Obligations	—	834,914,491	—
Affiliated Mutual Funds	2,493,726,804	—	—
Options Purchased	48,438	234,992	—
Other Financial Instruments*
Futures Contracts	1,440,662	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(1,745,421)	—
Centrally Cleared Credit Default Swap Agreements	—	1,127,184	—
OTC Credit Default Swap Agreements	—	(6,286,016)	—

Total	$8,553,984,351	$7,183,553,431	$3,439,877

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Credit contracts	$(5,144,103)
Equity contracts	2,050,681
Foreign exchange contracts	(1,525,158)
Interest rate contracts	(561,581)

Total	$(5,180,161)

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS — 74.3%
Aerospace & Defense — 1.4%
Airbus SE (France)	614	$46,825
Astrotech Corp.*	3,348	4,386
B/E Aerospace, Inc.	22	1,410
Boeing Co. (The)	1,027	181,635
BWX Technologies, Inc.	60	2,855
Cobham PLC (United Kingdom)	14,101	23,509
Dassault Aviation SA (France)*	33	41,909
General Dynamics Corp.	16	2,995
KLX, Inc.*	323	14,438
Leonardo SpA (Italy)*	1,467	20,803
LIG Nex1 Co. Ltd. (South Korea)	126	8,845
Meggitt PLC (United Kingdom)	2,934	16,375
Northrop Grumman Corp.	41	9,751
Orbital ATK, Inc.	75	7,350
Raytheon Co.	7	1,068
Rockwell Collins, Inc.	937	91,039
Rolls-Royce Holdings PLC (United Kingdom)*	4,090	38,638
Safran SA (France)	422	31,496
TASER International, Inc.*	434	9,891
Teledyne Technologies, Inc.*	20	2,529
Textron, Inc.	220	10,470
United Technologies Corp.	565	63,399

		631,616

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	152	11,748
FedEx Corp.	178	34,737
Hyundai Glovis Co. Ltd. (South Korea)	11	1,447
United Parcel Service, Inc. (Class B Stock)	286	30,688
XPO Logistics, Inc.*	183	8,764

		87,384

Airlines — 0.6%
Air Arabia PJSC (United Arab Emirates)	17,527	5,060
Alaska Air Group, Inc.	544	50,168
American Airlines Group, Inc.	2,966	125,462
Delta Air Lines, Inc.	14	643
easyJet PLC (United Kingdom)	929	11,944
Flybe Group PLC (United Kingdom)*	3,722	1,878
JetBlue Airways Corp.*	475	9,790
Ryanair Holdings PLC (Ireland), ADR*	178	14,770
Spirit Airlines, Inc.*	128	6,793
United Continental Holdings, Inc.*	604	42,667

		269,175

Auto Components — 0.6%
Autoliv, Inc. (Sweden)	80	8,181
CIE Automotive SA (Spain)	235	4,631
Delphi Automotive PLC	474	38,152
Dometic Group AB (Sweden), 144A	946	7,031
Hyundai Mobis Co. Ltd. (South Korea)	121	26,029
Koito Manufacturing Co. Ltd. (Japan)	600	31,271
Leoni AG (Germany)	708	36,386
Minth Group Ltd. (China)	2,000	8,064
Musashi Seimitsu Industry Co. Ltd. (Japan)	400	10,238
Nifco, Inc. (Japan)	200	10,051
Nippon Seiki Co. Ltd. (Japan)	1,000	21,547

	Shares	Value
COMMON STOCKS (Continued)
Auto Components (cont’d.)
Press Kogyo Co. Ltd. (Japan)	2,300	$11,535
S&T Motiv Co. Ltd. (South Korea)	85	3,768
Stanley Electric Co. Ltd. (Japan)	900	25,730
Sumitomo Rubber Industries Ltd. (Japan)	300	5,119
Weifu High-Technology Group Co. Ltd. (China) (Class B Stock)(g)	2,000	4,557
Workhorse Group, Inc.*	791	2,080

		254,370

Automobiles — 0.6%
Astra International Tbk PT (Indonesia)	11,900	7,702
Ferrari NV (Italy)	159	11,823
Honda Motor Co. Ltd. (Japan)	2,000	60,378
Hyundai Motor Co. (South Korea)	52	7,328
Mitsubishi Motors Corp. (Japan)	3,100	18,596
Suzuki Motor Corp. (Japan)	500	20,767
Tata Motors Ltd. (India), ADR	289	10,303
Tesla, Inc.*	344	95,735
Toyota Motor Corp. (Japan)	700	37,995

		270,627

Banks — 5.3%
Axis Bank Ltd. (India), GDR, RegS	1,203	45,654
Banco Santander Chile (Chile), ADR	270	6,772
Bank Central Asia Tbk PT (Indonesia)	34,600	42,961
Bank of the Ryukyus Ltd. (Japan)	400	5,758
Bank Pekao SA (Poland)	89	2,963
Bankia SA (Spain)	14,712	16,747
BankUnited, Inc.	409	15,260
BDO Unibank, Inc. (Philippines)	1,525	3,574
BNC Bancorp	431	15,107
BNP Paribas SA (France)	1,340	89,169
Boston Private Financial Holdings, Inc.	1,193	19,565
CIT Group, Inc.	350	15,026
Citigroup, Inc.	1,267	75,792
Citizens Financial Group, Inc.	490	16,930
Commerzbank AG (Germany)	1,435	13,002
Credicorp Ltd. (Peru)	11	1,796
DNB ASA (Norway)	2,521	40,030
East West Bancorp, Inc.	303	15,638
Erste Group Bank AG (Austria)*	2,054	66,882
Farmers Capital Bank Corp.	491	19,836
Fifth Third Bancorp	2,009	51,029
FinecoBank Banca Fineco SpA (Italy)	1,049	7,134
First Gulf Bank PJSC (United Arab Emirates)	1,650	5,799
First Internet Bancorp	400	11,800
First Republic Bank	379	35,554
Fukuoka Financial Group, Inc. (Japan)	2,000	8,687
Grupo Aval Acciones y Valores SA (Colombia), ADR	338	2,761
Grupo Financiero Santander Mexico SAB de CV (Mexico) (Class B Stock), ADR	4,699	42,432
HDFC Bank Ltd. (India), ADR	840	63,185
Home BancShares, Inc.	524	14,185
HSBC Holdings PLC (United Kingdom) (QMTF)	2,849	23,239
ICICI Bank Ltd. (India), ADR	1,225	10,535
ING Groep NV (Netherlands)	3,122	47,156

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
JPMorgan Chase & Co.	5,711	$501,654
Kasikornbank PCL (Thailand), NVDR	800	4,402
KBC Group NV (Belgium)	273	18,098
KeyCorp	2,713	48,237
Lloyds Banking Group PLC (United Kingdom)	75,957	63,172
National Bank of Canada (Canada)	588	24,690
Nordea Bank AB (Sweden)	4,428	50,518
PNC Financial Services Group, Inc. (The)	626	75,270
Popular, Inc. (Puerto Rico)	203	8,268
Preferred Bank	214	11,483
Prosperity Bancshares, Inc.	40	2,788
Republic First Bancorp, Inc.*	1,970	16,351
Royal Bank of Scotland Group PLC (United Kingdom)*	19,866	60,239
Sberbank of Russia PJSC (Russia), ADR	1,603	18,499
Signature Bank*	115	17,065
SVB Financial Group*	50	9,305
Svenska Handelsbanken AB (Sweden) (Class A Stock)	4,754	65,149
TCF Financial Corp.	957	16,288
Texas Capital Bancshares, Inc.*	30	2,504
Turkiye Garanti Bankasi A/S (Turkey)	8,011	19,536
U.S. Bancorp	3,287	169,281
UniCredit SpA (Italy)	1,786	27,532
United Overseas Bank Ltd. (Singapore)	1,900	30,011
Van Lanschot NV (Netherlands)	289	6,903
Webster Financial Corp.	70	3,503
Wells Fargo & Co.	5,066	281,974

		2,404,678

Beverages — 0.6%
Anheuser-Busch InBev SA/NV (Belgium)	27	2,959
Baron de Ley (Spain)*	32	3,938
Coca-Cola Co. (The)	326	13,835
Coca-Cola West Co. Ltd. (Japan)	300	9,693
Constellation Brands, Inc. (Class A Stock)	48	7,779
Diageo PLC (United Kingdom)	988	28,292
Dr. Pepper Snapple Group, Inc.	646	63,256
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	400	22,499
Molson Coors Brewing Co. (Class B Stock)	16	1,531
Monster Beverage Corp.*	98	4,525
PepsiCo, Inc.	1,160	129,758

		288,065

Biotechnology — 1.3%
Abcam PLC (United Kingdom)	1,363	14,108
ACADIA Pharmaceuticals, Inc.*	295	10,142
Alexion Pharmaceuticals, Inc.*	387	46,920
Alkermes PLC*	183	10,706
Alnylam Pharmaceuticals, Inc.*	173	8,866
Anavex Life Sciences Corp.*	595	3,415
Biogen, Inc.*	215	58,785
BioMarin Pharmaceutical, Inc.*	164	14,396
Bluebird Bio, Inc.*	84	7,636
Celgene Corp.*	532	66,197
Eagle Pharmaceuticals, Inc.*	45	3,732
Genus PLC (United Kingdom)	209	4,510

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Gilead Sciences, Inc.	151	$10,256
Grifols SA (Spain)	390	9,569
Grifols SA (Spain), ADR	4,200	79,275
Incyte Corp.*	186	24,863
Ionis Pharmaceuticals, Inc.*	142	5,708
Juno Therapeutics, Inc.*	160	3,550
Neurocrine Biosciences, Inc.*	314	13,596
Radius Health, Inc.*	125	4,831
Recro Pharma, Inc.*	487	4,256
Regeneron Pharmaceuticals, Inc.*	31	12,013
Sarepta Therapeutics, Inc.*	85	2,516
Seattle Genetics, Inc.*	171	10,749
Shire PLC	862	50,226
Shire PLC, ADR	94	16,378
TESARO, Inc.*	124	19,080
United Therapeutics Corp.*	93	12,590
Vertex Pharmaceuticals, Inc.*	523	57,190

		586,059

Building Products — 0.5%
DIRTT Environmental Solutions (Canada)*	1,076	5,656
Fortune Brands Home & Security, Inc.	32	1,947
Inwido AB (Sweden)	366	4,408
Johnson Controls International PLC	4,197	176,778
Lindab International AB (Sweden)	559	4,747
Reliance Worldwide Corp. Ltd. (Australia)	1,726	3,799
Sanwa Holdings Corp. (Japan)	1,300	12,202
Tarkett SA (France)*	150	6,481
Tyman PLC (United Kingdom)	1,648	6,664

		222,682

Capital Markets — 2.9%
Ameriprise Financial, Inc.	606	78,586
Avanza Bank Holding AB (Sweden)	207	7,776
Banca Generali SpA (Italy)	314	8,207
Bank of New York Mellon Corp. (The)	4,357	205,781
BT Investment Management Ltd. (Australia)	908	6,934
CBOE Holdings, Inc.	404	32,752
Charles Schwab Corp. (The)	2,337	95,373
CME Group, Inc.	99	11,761
GAM Holding AG (Switzerland)*	1,599	19,703
Goldman Sachs Group, Inc. (The)	29	6,662
Intercontinental Exchange, Inc.	1,630	97,588
Intermediate Capital Group PLC (United Kingdom)	657	5,820
Investec PLC (South Africa)	5,660	38,595
IP Group PLC (United Kingdom)*	1,644	3,228
Julius Baer Group Ltd. (Switzerland)*	852	42,563
Legg Mason, Inc.	200	7,222
Morgan Stanley	5,940	254,470
Northern Trust Corp.	205	17,749
Rathbone Brothers PLC (United Kingdom)	132	3,954
S&P Global, Inc.	226	29,547
Saigon Securities, Inc. (Vietnam)	3,773	3,956
SEI Investments Co.	324	16,343
State Street Corp.	2,133	169,808
TD Ameritrade Holding Corp.	3,401	132,163
Vostok New Ventures Ltd. (Sweden), SDR*	801	6,222

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Waddell & Reed Financial, Inc. (Class A Stock)	299	$5,083

		1,307,846

Chemicals — 1.7%
Agrium, Inc. (Canada)	66	6,306
Air Liquide SA (France)	284	32,427
Air Products & Chemicals, Inc.	499	67,510
Air Water, Inc. (Japan)	1,200	22,188
Akzo Nobel NV (Netherlands)	54	4,470
Ashland Global Holdings, Inc.	364	45,067
Axalta Coating Systems Ltd.*	60	1,931
Calgon Carbon Corp.	577	8,424
Celanese Corp. (Class A Stock)	300	26,955
CF Industries Holdings, Inc.	1,782	52,302
Corbion NV (Netherlands)	89	2,435
Croda International PLC (United Kingdom)	127	5,673
E.I. du Pont de Nemours & Co.	856	68,763
Ecolab, Inc.	134	16,796
Flotek Industries, Inc.*	160	2,046
Fufeng Group Ltd. (China)*(g)	16,000	12,897
GCP Applied Technologies, Inc.*	141	4,604
Incitec Pivot Ltd. (Australia)	11,369	32,640
JSR Corp. (Japan)	1,300	21,996
Kansai Paint Co. Ltd. (Japan)	600	12,805
Koninklijke DSM NV (Netherlands)	508	34,356
Linde AG (Germany)	197	32,824
Nihon Parkerizing Co. Ltd. (Japan)	400	4,969
Nippon Shokubai Co. Ltd. (Japan)	500	34,120
Nippon Soda Co. Ltd. (Japan)	1,000	5,541
OCI NV (Netherlands)*	170	3,262
Orion Engineered Carbons SA (Luxembourg)	64	1,311
PolyOne Corp.	54	1,841
PPG Industries, Inc.	68	7,145
Praxair, Inc.	274	32,496
RPM International, Inc.	1,564	86,067
Sherwin-Williams Co. (The)	41	12,718
Sumitomo Seika Chemicals Co. Ltd. (Japan)	200	8,529
Symrise AG (Germany)	47	3,126
Syngenta AG (Switzerland)	37	16,341
Taiyo Holdings Co. Ltd. (Japan)	200	8,780
Umicore SA (Belgium)	56	3,189
Valvoline, Inc.	70	1,719
Victrex PLC (United Kingdom)	842	20,067
WR Grace & Co.	242	16,870
Yara International ASA (Norway)	91	3,505

		787,011

Commercial Services & Supplies — 0.4%
Aqua Metals, Inc.*	673	13,150
ARC Document Solutions, Inc.*	1,089	3,757
Brambles Ltd. (Australia)	1,406	10,041
Copart, Inc.*	60	3,716
Downer EDI Ltd. (Australia)	6,214	27,499
Edenred (France)	272	6,420
Healthcare Services Group, Inc.	454	19,563
KAR Auction Services, Inc.	320	13,974

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
Prosegur Cia de Seguridad SA (Spain)	972	$5,841
Rollins, Inc.	207	7,686
Serco Group PLC (United Kingdom)*	6,737	9,736
Stericycle, Inc.*	305	25,281
Waste Connections, Inc. (Canada)	406	35,817

		182,481

Communications Equipment — 0.5%
Brocade Communications Systems, Inc.	1,397	17,435
Cisco Systems, Inc.	3,225	109,005
Harris Corp.	378	42,060
Lumentum Holdings, Inc.*	135	7,202
Palo Alto Networks, Inc.*	104	11,719
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	2,373	15,843
Viavi Solutions, Inc.*	673	7,215

		210,479

Construction & Engineering — 0.1%
Chicago Bridge & Iron Co. NV	330	10,148
Dycom Industries, Inc.*	145	13,478
Granite Construction, Inc.	73	3,664
SPIE SA (France)	282	6,796
Valmont Industries, Inc.	10	1,555

		35,641

Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	1,500	5,102
Fletcher Building Ltd. (New Zealand)	2,484	14,471
Martin Marietta Materials, Inc.	56	12,222
Siam Cement PCL (The) (Thailand), NVDR	150	2,357
U.S. Concrete, Inc.*	169	10,909
Vulcan Materials Co.	166	20,000

		65,061

Consumer Finance — 0.3%
Ally Financial, Inc.	644	13,092
American Express Co.	356	28,163
Credit Saison Co. Ltd. (Japan)	2,400	43,010
Credito Real SAB de CV SOFOM ER (Mexico)*	1,340	1,880
SLM Corp.*	2,476	29,960
Synchrony Financial	1,118	38,347

		154,452

Containers & Packaging — 0.7%
Amcor Ltd. (Australia)	3,441	39,580
Ball Corp.	2,077	154,238
Bemis Co., Inc.	114	5,570
Berry Plastics Group, Inc.*	214	10,394
Crown Holdings, Inc.*	301	15,938
Huhtamaki OYJ (Finland)	153	5,445
International Paper Co.	1,217	61,799
Orora Ltd. (Australia)	1,266	2,862
Packaging Corp. of America	165	15,117
Vidrala SA (Spain)	43	2,226

		313,169

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Distributors — 0.1%
Educational Development Corp.	717	$4,840
Paltac Corp. (Japan)	400	11,155
Weyco Group, Inc.	303	8,508

		24,503

Diversified Consumer Services — 0.1%
Benesse Holdings, Inc. (Japan)	1,500	46,953
Service Corp. International	391	12,074
TAL Education Group (China), ADR*	97	10,337

		69,364

Diversified Financial Services — 0.1%
Banca Mediolanum SpA (Italy)	3,642	26,645
Cerved Information Solutions SpA (Italy)	451	4,359
FirstRand Ltd. (South Africa)	2,375	8,218
GT Capital Holdings, Inc. (Philippines)	155	3,536
Japan Securities Finance Co. Ltd. (Japan)	1,400	7,455

		50,213

Diversified Telecommunication Services — 0.7%
ATN International, Inc.	193	13,591
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	4,607	8,274
KT Corp. (South Korea)	121	3,454
KT Corp. (South Korea), ADR	809	13,615
Nippon Telegraph & Telephone Corp. (Japan)	2,600	111,159
TDC A/S (Denmark)	2,669	13,746
Telecom Italia SpA (Italy)*	15,206	11,102
Telefonica Deutschland Holding AG (Germany)	13,022	64,561
Telefonica SA (Spain)	4,328	48,445
Verizon Communications, Inc.	684	33,345

		321,292

Electric Utilities — 1.7%
American Electric Power Co., Inc.	1,249	83,845
Edison International	1,072	85,342
EDP - Energias do Brasil SA (Brazil)	8,467	37,594
El Paso Electric Co.	261	13,181
Eversource Energy	460	27,039
Exelon Corp.	2,487	89,482
Great Plains Energy, Inc.	1,949	56,950
Iberdrola SA (Spain)	5,775	41,262
NextEra Energy, Inc.	1,138	146,085
PG&E Corp.	2,081	138,095
PNM Resources, Inc.	175	6,475
Portland General Electric Co.	90	3,998
Red Electrica Corp. SA (Spain)	258	4,947
Southern Co. (The)	227	11,300
Spark Energy, Inc. (Class A Stock)	247	7,892
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	829	6,077

		759,564

Electrical Equipment — 0.4%
Energy Focus, Inc.*	646	2,125
Gamesa Corp. Tecnologica SA (Spain)	67	1,585
Kendrion NV (Netherlands)	172	5,495
Legrand SA (France)	74	4,455

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment (cont’d.)
Mitsubishi Electric Corp. (Japan)	3,100	$44,666
Prysmian SpA (Italy)	635	16,788
Schneider Electric SE (France)	888	65,240
Sensata Technologies Holding NV*	657	28,691
Teco Electric and Machinery Co. Ltd. (Taiwan)	2,000	2,033
Vestas Wind Systems A/S (Denmark)	15	1,220

		172,298

Electronic Equipment, Instruments & Components — 0.6%
Cognex Corp.	261	21,911
Delta Electronics, Inc. (Taiwan)	1,052	5,634
Hexagon AB (Sweden) (Class B Stock)	976	39,172
Horiba Ltd. (Japan)	200	10,755
Keysight Technologies, Inc.*	455	16,444
Kyocera Corp. (Japan)	700	39,107
LRAD Corp.	2,359	3,562
Nippon Ceramic Co. Ltd. (Japan)	300	6,531
Oxford Instruments PLC (United Kingdom)	715	7,326
Renishaw PLC (United Kingdom)	115	4,478
Sinbon Electronics Co. Ltd. (Taiwan)	2,059	5,056
Sunny Optical Technology Group Co. Ltd. (China)	1,000	7,318
TE Connectivity Ltd.	951	70,897
Trimble, Inc.*	30	960
Venture Corp. Ltd. (Singapore)	900	7,380
Zebra Technologies Corp. (Class A Stock)*	92	8,395

		254,926

Energy Equipment & Services — 0.3%
Aker Solutions ASA (Norway)*	757	4,569
Baker Hughes, Inc.	242	14,476
Dril-Quip, Inc.*	268	14,619
Ensco PLC (Class A Stock)	642	5,746
Frank’s International NV	100	1,057
Halliburton Co.	93	4,577
Nabors Industries Ltd.	714	9,332
Oceaneering International, Inc.	393	10,642
SBM Offshore NV (Netherlands)	435	7,132
Schlumberger Ltd.	229	17,885
Superior Energy Services, Inc.*	389	5,547
TechnipFMC PLC (United Kingdom)*	139	4,518
Tenaris SA (Luxembourg)	328	5,672
Tenaris SA (Luxembourg), ADR	110	3,755
US Silica Holdings, Inc.	105	5,039
Weatherford International PLC*	1,223	8,133
WorleyParsons Ltd. (Australia)*	1,135	9,541

		132,240

Equity Real Estate Investment Trusts (REITs) — 3.8%
Acadia Realty Trust	582	17,495
Alexandria Real Estate Equities, Inc.	113	12,489
American Campus Communities, Inc.	494	23,509
American Homes 4 Rent (Class A Stock)	752	17,266
American Tower Corp.	1,553	188,752
AvalonBay Communities, Inc.	310	56,915
Axiare Patrimonio SOCIMI SA (Spain)	1,087	16,231
Boardwalk Real Estate Investment Trust (Canada)	100	3,547

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Boston Properties, Inc.	252	$33,367
Brookfield Canada Office Properties (Canada)	310	7,285
Camden Property Trust	229	18,425
Canadian Real Estate Investment Trust (Canada)	125	4,557
CapitaLand Mall Trust (Singapore)	6,430	9,053
Charter Hall Retail REIT (Australia)	2,135	7,079
Concentradora Fibra Danhos SA de CV (Mexico)	6,240	10,332
CoreCivic, Inc.	346	10,871
Crown Castle International Corp.	949	89,633
DCT Industrial Trust, Inc.	307	14,773
Derwent London PLC (United Kingdom)	174	6,130
Douglas Emmett, Inc.	865	33,215
Duke Realty Corp.	606	15,920
EastGroup Properties, Inc.	73	5,368
Education Realty Trust, Inc.	316	12,909
Equinix, Inc.	42	16,816
Equity Commonwealth*	271	8,461
Equity Residential	883	54,940
Essex Property Trust, Inc.	173	40,055
Federal Realty Investment Trust	192	25,631
Fibra Uno Administracion SA de CV (Mexico)	8,400	14,362
First Potomac Realty Trust	1,177	12,100
Gecina SA (France)	388	52,609
GGP, Inc.	2,493	57,788
Great Portland Estates PLC (United Kingdom)	966	7,885
Healthcare Realty Trust, Inc.	435	14,138
Highwoods Properties, Inc.	161	7,910
Hoshino Resorts REIT, Inc. (Japan)	2	10,554
Host Hotels & Resorts, Inc.	534	9,964
Hudson Pacific Properties, Inc., REIT	295	10,219
InnSuites Hospitality Trust	1,609	3,218
Investors Real Estate Trust	2,294	13,603
Iron Mountain, Inc.	289	10,309
Kilroy Realty Corp.	273	19,678
Kimco Realty Corp.	653	14,425
Klepierre (France)	285	11,072
Macerich Co. (The)	542	34,905
MGM Growth Properties LLC (Class A Stock)	307	8,304
Mitsui Fudosan Logistics Park, Inc. (Japan)*	3	8,857
Mori Hills REIT Investment Corp. (Japan)	11	14,752
Nippon Accommodations Fund, Inc. (Japan)	3	13,036
Nippon Prologis REIT, Inc. (Japan)	2	4,335
Paramount Group, Inc.	1,181	19,144
Pebblebrook Hotel Trust	256	7,478
Prologis, Inc.	991	51,413
PS Business Parks, Inc.	48	5,508
Public Storage	154	33,712
Ramco-Gershenson Properties Trust	876	12,282
Rayonier, Inc.	585	16,579
Regency Centers Corp.	642	42,622
RLJ Lodging Trust	1,016	23,886
SBA Communications Corp.*	186	22,389
Scentre Group (Australia)	4,729	15,503

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Shaftesbury PLC (United Kingdom)	1,004	$11,511
Simon Property Group, Inc.	356	61,243
SL Green Realty Corp.	380	40,516
Sunstone Hotel Investors, Inc.	952	14,594
Taubman Centers, Inc.	318	20,994
Terreno Realty Corp.	299	8,372
Unibail-Rodamco SE (France)	36	8,394
Urban Edge Properties	1,247	32,796
VEREIT, Inc.	5,113	43,409
Vicinity Centres (Australia)	6,538	14,142
Vornado Realty Trust	361	36,212
Weingarten Realty Investors	352	11,753
Weyerhaeuser Co.	1,931	65,615

		1,735,114

Food & Staples Retailing — 1.1%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	597	26,971
BIM Birlesik Magazalar A/S (Turkey)	342	5,259
Clicks Group Ltd. (South Africa)	136	1,296
Costco Wholesale Corp.	187	31,358
CP ALL PCL (Thailand)	14,700	25,240
CVS Health Corp.	340	26,689
Empire Co. Ltd. (Canada) (Class A Stock)	1,010	15,433
GS Retail Co. Ltd. (South Korea)	145	6,835
Koninklijke Ahold Delhaize NV (Netherlands)	1,546	33,038
Magnit PJSC (Russia), GDR, RegS	370	14,133
Majestic Wine PLC (United Kingdom)	1,422	5,742
PriceSmart, Inc.	103	9,497
Raia Drogasil SA (Brazil)	505	9,513
Rite Aid Corp.*	1,483	6,303
Seven & i Holdings Co. Ltd. (Japan)	1,200	47,140
Shoprite Holdings Ltd. (South Africa)	285	4,122
Sprouts Farmers Market, Inc.*	381	8,809
Telefonica Brasil SA (Brazil), ADR	250	3,713
Walgreens Boots Alliance, Inc.	2,483	206,213
Wal-Mart de Mexico SAB de CV (Mexico)	4,500	10,383
Wal-Mart Stores, Inc.	213	15,353

		513,040

Food Products — 1.5%
BRF SA (Brazil)	182	2,245
Bunge Ltd.	618	48,983
China Mengniu Dairy Co. Ltd. (China)	15,000	31,104
CJ CheilJedang Corp. (South Korea)	16	5,051
Edita Food Industries SAE (Egypt), GDR, 144A(g)	158	987
Edita Food Industries SAE (Egypt), GDR, RegS(g)	432	2,698
Ezaki Glico Co. Ltd. (Japan)	100	4,863
Flowers Foods, Inc.	327	6,347
General Mills, Inc.	348	20,536
Hain Celestial Group, Inc. (The)*	287	10,676
Ingredion, Inc.	50	6,022
Mayora Indah Tbk PT (Indonesia)(g)	50,300	8,038
McCormick & Co., Inc.	186	18,144
Mondelez International, Inc. (Class A Stock)	1,760	75,821
Nestle SA (Switzerland)	2,085	160,027
Pilgrim’s Pride Corp.	140	3,151

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Pinnacle Foods, Inc.	80	$4,630
Post Holdings, Inc.*	55	4,814
Sakata Seed Corp. (Japan)	200	6,285
Sanderson Farms, Inc.	110	11,422
TreeHouse Foods, Inc.*	117	9,905
Tyson Foods, Inc. (Class A Stock)	3,496	215,738
Uni-President Enterprises Corp. (Taiwan)	3,507	6,575
Universal Robina Corp. (Philippines)	2,260	7,364
Zhou Hei Ya International Holdings Co. Ltd. (China), 144A*	13,000	13,194

		684,620

Gas Utilities — 0.2%
Atmos Energy Corp.	724	57,189
Gas Natural SDG SA (Spain)	574	12,556
National Fuel Gas Co.	188	11,209
ONE Gas, Inc.	30	2,028
WGL Holdings, Inc.	276	22,778

		105,760

Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	997	44,277
Align Technology, Inc.*	179	20,533
Ambu A/S (Denmark) (Class B Stock)	208	8,936
Becton, Dickinson and Co.	1,188	217,927
BioMerieux (France)	33	5,584
C.R. Bard, Inc.	7	1,740
Cochlear Ltd. (Australia)	103	10,640
ConvaTec Group PLC (United Kingdom), 144A*	5,529	19,287
Cooper Cos., Inc. (The)	93	18,590
Danaher Corp.	3,125	267,281
DENTSPLY SIRONA, Inc.	853	53,261
DexCom, Inc.*	196	16,607
Eiken Chemical Co. Ltd. (Japan)	200	5,554
Elekta AB (Sweden) (Class B Stock)	605	5,910
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	2,258	15,344
GN Store Nord A/S (Denmark)	876	20,450
Hologic, Inc.*	1,336	56,847
Intuitive Surgical, Inc.*	120	91,976
LivaNova PLC (XNGS)*	498	24,407
Medtronic PLC	2,329	187,624
Nakanishi, Inc. (Japan)	100	3,895
Nikkiso Co. Ltd. (Japan)	700	8,020
Olympus Corp. (Japan)	600	23,158
Osstem Implant Co. Ltd. (South Korea)*	102	4,772
ResMed, Inc.	172	12,379
Smith & Nephew PLC (United Kingdom)	2,259	34,395
Stryker Corp.	908	119,538
Teleflex, Inc.	57	11,043
West Pharmaceutical Services, Inc.	251	20,484
Wright Medical Group NV*	339	10,550

		1,341,009

Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc.*	170	7,411
Aetna, Inc.	1,284	163,774
AmerisourceBergen Corp.	107	9,470

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Amplifon SpA (Italy)	804	$9,682
Anthem, Inc.	452	74,752
Brookdale Senior Living, Inc.*	392	5,265
Centene Corp.*	202	14,395
Cigna Corp.	334	48,928
Community Health Systems, Inc.*	173	1,535
Fresenius SE & Co. KGaA (Germany)	516	41,464
Georgia Healthcare Group PLC (Georgia), 144A*(g)	1,605	7,355
HCA Holdings, Inc.*	1,301	115,776
Henry Schein, Inc.*	2	340
Humana, Inc.	210	43,289
Integrated Diagnostics Holdings PLC (Egypt), 144A(g)	985	3,103
McKesson Corp.	169	25,056
Miraca Holdings, Inc. (Japan)	700	32,141
Molina Healthcare, Inc.*	33	1,505
Odontoprev SA (Brazil)	1,100	3,963
Primary Health Care Ltd. (Australia)	5,300	14,454
Quorum Health Corp.*	431	2,345
UnitedHealth Group, Inc.	1,553	254,708
WellCare Health Plans, Inc.*	32	4,487

		885,198

Health Care Technology — 0.0%
athenahealth, Inc.*	99	11,156
Veeva Systems, Inc. (Class A Stock)*	90	4,615

		15,771

Hotels, Restaurants & Leisure — 1.2%
Alsea SAB de CV (Mexico)	1,100	3,675
Aramark	128	4,719
Bloomin’ Brands, Inc.	708	13,969
Carnival Corp.	504	29,691
Denny’s Corp.*	1,210	14,968
Domino’s Pizza, Inc.	13	2,396
Hilton Grand Vacations, Inc.*	61	1,748
Hilton Worldwide Holdings, Inc.	1,207	70,561
Jack in the Box, Inc.	30	3,052
Las Vegas Sands Corp.	841	47,996
Marriott International, Inc. (Class A Stock)	915	86,175
McDonald’s Corp.	90	11,665
MGM Resorts International	2,218	60,773
Nathan’s Famous, Inc.*	135	8,458
Norwegian Cruise Line Holdings Ltd.*	1,082	54,890
Paddy Power Betfair PLC (Ireland)	59	6,345
Round One Corp. (Japan)	400	3,180
Royal Caribbean Cruises Ltd.	245	24,037
Skylark Co. Ltd. (Japan)	600	8,796
Starbucks Corp.	262	15,298
Vail Resorts, Inc.	40	7,676
William Hill PLC (United Kingdom)	6,976	25,440
Yum! Brands, Inc.	799	51,056

		556,564

Household Durables — 0.3%
Cairn Homes PLC (Ireland)*	3,753	5,878
DFS Furniture PLC (United Kingdom)	1,676	5,355

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)*(g)	2,100	$9,690
Haier Electronics Group Co. Ltd. (Hong Kong)	4,000	9,168
Hangzhou Robam Appliances Co. Ltd. (China) (Class A Stock)	1,100	7,936
Hanssem Co. Ltd. (South Korea)	37	7,279
Lennar Corp. (Class A Stock)	545	27,899
MDC Holdings, Inc.	544	16,347
Panasonic Corp. (Japan)	1,500	16,976
Skyline Corp.*	559	5,266
Suofeiya Home Collection Co. Ltd. (China) (Class A Stock)*	1,000	10,026
Tempur Sealy International, Inc.*	294	13,659
UCP, Inc. (Class A Stock)*	926	9,399

		144,878

Household Products — 0.5%
Colgate-Palmolive Co.	941	68,872
Procter & Gamble Co. (The)	829	74,486
Reckitt Benckiser Group PLC (United Kingdom)	428	39,073
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	1,395	44,956

		227,387

Independent Power & Renewable Electricity Producers — 0.1%
Calpine Corp.*	632	6,984
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	17,000	13,223
Dynegy, Inc.*	254	1,996
Electric Power Development Co. Ltd. (Japan)	300	7,050
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	10,000	3,463
NRG Energy, Inc.	1,236	23,113

		55,829

Industrial Conglomerates — 1.3%
Carlisle Cos., Inc.	51	5,427
CK Hutchison Holdings Ltd. (Hong Kong)	9,736	119,869
DCC PLC (United Kingdom)	149	13,117
General Electric Co.	2,305	68,689
Honeywell International, Inc.	1,210	151,093
Jardine Matheson Holdings Ltd. (Hong Kong)	600	38,550
Roper Technologies, Inc.	805	166,224
SM Investments Corp. (Philippines)	567	7,874

		570,843

Insurance — 3.4%
AIA Group Ltd. (Hong Kong)	25,000	157,799
American International Group, Inc.	1,284	80,160
Aon PLC	441	52,342
Aviva PLC (United Kingdom)	15,105	100,796
BB Seguridade Participacoes SA (Brazil)	3,100	29,033
Chubb Ltd.	819	111,589
CNA Financial Corp.	547	24,161
CNO Financial Group, Inc.	675	13,838

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Direct Line Insurance Group PLC (United Kingdom)	5,250	$22,842
First American Financial Corp.	347	13,630
FNF Group	164	6,386
Korean Reinsurance Co. (South Korea)	443	4,595
Markel Corp.*	22	21,469
Marsh & McLennan Cos., Inc.	2,622	193,740
MetLife, Inc.	1,658	87,576
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	53	10,375
Old Republic International Corp.	557	11,407
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	2,000	11,209
Progressive Corp. (The)	874	34,243
Prudential PLC (United Kingdom)	3,720	78,579
RenaissanceRe Holdings Ltd. (Bermuda)	45	6,509
RSA Insurance Group PLC (United Kingdom)	3,922	28,803
Sampo OYJ (Finland) (Class A Stock)	1,034	49,064
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	101	24,215
Sanlam Ltd. (South Africa)	1,422	7,135
Tokio Marine Holdings, Inc. (Japan)	2,100	88,755
Unico American Corp.*	777	7,420
Willis Towers Watson PLC	707	92,539
XL Group Ltd. (Ireland)	3,051	121,613
Zurich Insurance Group AG (Switzerland)	199	53,105

		1,544,927

Internet & Direct Marketing Retail — 2.4%
Amazon.com, Inc.*	645	571,818
Ctrip.com International Ltd. (China), ADR*	1,048	51,509
Liberty Interactive Corp. QVC Group (Class A Stock)*	355	7,107
Netflix, Inc.*	419	61,932
Priceline Group, Inc. (The)*	201	357,774
Shop Apotheke Europe NV (Netherlands), 144A*	108	3,133
Takkt AG (Germany)	224	5,195
Vipshop Holdings Ltd. (China), ADR*	326	4,349
Yoox Net-A-Porter Group SpA (Italy)*	745	17,708

		1,080,525

Internet Software & Services — 3.2%
58.com, Inc. (China), ADR*	655	23,180
AfreecaTV Co. Ltd. (South Korea)	272	5,123
Alibaba Group Holding Ltd. (China), ADR*	1,623	175,008
Alphabet, Inc. (Class A Stock)*	144	122,083
Alphabet, Inc. (Class C Stock)*	357	296,153
Baidu, Inc. (China), ADR*	190	32,779
Cornerstone OnDemand, Inc.*	183	7,117
CoStar Group, Inc.*	20	4,144
Facebook, Inc. (Class A Stock)*	2,419	343,619
GrubHub, Inc.*	70	2,302
Just Eat PLC (United Kingdom)*	1,501	10,631
Kakaku.com, Inc. (Japan)	400	5,461
Mail.Ru Group Ltd. (Russia), GDR, RegS*	264	5,834
MercadoLibre, Inc. (Argentina)	269	56,885
NAVER Corp. (South Korea)	56	42,821

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
Pandora Media, Inc.*	461	$5,444
Scout24 AG (Germany), 144A*	629	21,001
Shopify, Inc. (Canada) (Class A Stock)*	142	9,686
Takeaway.Com Holding BV (Netherlands), 144A*	222	7,477
Tencent Holdings Ltd. (China)	6,800	195,905
Twitter, Inc.*	405	6,055
VeriSign, Inc.*	140	12,195
Yahoo Japan Corp. (Japan)	8,000	37,092
Yandex NV (Russia) (Class A Stock)*	178	3,904
YY, Inc. (China), ADR*	180	8,300
Zillow Group, Inc. (Class A Stock)*	128	4,328
Zillow Group, Inc. (Class C Stock)*	176	5,926

		1,450,453

Investment Companies — 0.0%
Silver Run Acquisition Corp. II*	100	1,044

IT Services — 2.7%
Accenture PLC (Class A Stock)	510	61,139
Amadeus IT Group SA (Spain) (Class A Stock)	1,086	55,026
Automatic Data Processing, Inc.	480	49,147
Black Knight Financial Services, Inc. (Class A Stock)*	393	15,052
Booz Allen Hamilton Holding Corp.	278	9,838
CoreLogic, Inc.*	150	6,107
CSG Systems International, Inc.	255	9,642
EPAM Systems, Inc.*	285	21,523
Fidelity National Information Services, Inc.	788	62,741
Fiserv, Inc.*	613	70,685
FleetCor Technologies, Inc.*	156	23,623
Gartner, Inc.*	29	3,132
Global Payments, Inc.	97	7,826
Helios & Matheson Analytics, Inc.*	745	2,108
Indra Sistemas SA (Spain)*	1,510	19,250
Infosys Ltd. (India), ADR	3,121	49,312
Jack Henry & Associates, Inc.	202	18,806
Mastercard, Inc. (Class A Stock)	1,907	214,480
PayPal Holdings, Inc.*	2,182	93,870
Paysafe Group PLC (Isle of Man)*	1,637	9,597
Sabre Corp.	484	10,256
Travelport Worldwide Ltd.	200	2,353
TravelSky Technology Ltd. (China) (Class H Stock)	4,000	9,452
Visa, Inc. (Class A Stock)	3,675	326,597
WEX, Inc.*	111	11,489
Wipro Ltd. (India), ADR	796	8,143
Wirecard AG (Germany)	573	31,692

		1,202,886

Leisure Products — 0.2%
American Outdoor Brands Corp.*	323	6,399
Brunswick Corp.	374	22,889
Mattel, Inc.	1,336	34,215
Polaris Industries, Inc.	141	11,816
Spin Master Corp. (Canada), 144A*	10	291
Thule Group AB (Sweden), 144A	457	7,665

		83,275

	Shares	Value
COMMON STOCKS (Continued)
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	2,174	$114,939
Charles River Laboratories International, Inc.*	59	5,307
Eurofins Scientific SE (Luxembourg)*	24	10,437
Illumina, Inc.*	48	8,191
INC Research Holdings, Inc. (Class A Stock)*	212	9,720
Quintiles IMS Holdings, Inc.*	160	12,885
Tecan Group AG (Switzerland)	88	14,052
Thermo Fisher Scientific, Inc.	1,257	193,075

		368,606

Machinery — 1.3%
Aalberts Industries NV (Netherlands)	193	7,194
AGCO Corp.	61	3,671
ANDRITZ AG (Austria)	27	1,350
Aumann AG (Germany)*	68	3,932
Colfax Corp.*	197	7,734
Daifuku Co. Ltd. (Japan)	200	5,002
FANUC Corp. (Japan)	100	20,587
Flowserve Corp.	623	30,166
Fortive Corp.	1,329	80,032
Fujitec Co. Ltd. (Japan)	1,000	11,020
GEA Group AG (Germany)	909	38,618
Graco, Inc.	301	28,336
Illinois Tool Works, Inc.	608	80,542
Krones AG (Germany)	33	3,700
Lincoln Electric Holdings, Inc.	215	18,675
Lonking Holdings Ltd. (China)	19,000	5,754
Manitex International, Inc.*	880	5,896
METAWATER Co. Ltd. (Japan)	300	7,825
Middleby Corp. (The)*	170	23,197
Miura Co. Ltd. (Japan)	300	4,836
Mueller Water Products, Inc. (Class A Stock)	200	2,364
Nabtesco Corp. (Japan)	300	7,983
Norma Group SE (Germany)	252	11,901
Obara Group, Inc. (Japan)	300	13,316
Oshkosh Corp.	209	14,335
PACCAR, Inc.	192	12,902
Pentair PLC (United Kingdom)	535	33,587
Sandvik AB (Sweden)	239	3,570
SFS Group AG (Switzerland)*	44	4,167
Spirax-Sarco Engineering PLC (United Kingdom)	103	6,157
Stabilus SA (Germany)	121	7,798
Stanley Black & Decker, Inc.	107	14,217
Trinity Industries, Inc.	428	11,363
VAT Group AG (Switzerland), 144A*	75	8,171
WABCO Holdings, Inc.*	188	22,075
Wabtec Corp.	198	15,444
Watts Water Technologies, Inc. (Class A Stock)	61	3,803

		581,220

Marine — 0.1%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	8	13,251
Kirby Corp.*	166	11,711

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Marine (cont’d.)
SITC International Holdings Co. Ltd. (China)	10,000	$6,872

		31,834

Media — 2.1%
A.H. Belo Corp. (Class A Stock)	1,091	6,710
Aimia, Inc. (Canada)	2,307	15,613
Altice NV (Netherlands) (Class A Stock)*	1,120	25,333
Ascential PLC (United Kingdom)	3,122	12,522
Astro Malaysia Holdings Bhd (Malaysia)	25,200	15,597
BEC World PCL (Thailand)(g)	6,000	3,038
Cable One, Inc.	5	3,122
Charter Communications, Inc. (Class A Stock)*	72	23,567
Comcast Corp. (Class A Stock)	6,383	239,937
CTS Eventim AG & Co. KGaA (Germany)	218	8,433
CyberAgent, Inc. (Japan)	700	20,756
Daiichikosho Co. Ltd. (Japan)	100	4,026
Ebiquity PLC (United Kingdom)(g)	1,631	2,333
Eutelsat Communications SA (France)	755	16,827
Huntsworth PLC (United Kingdom)	2,468	1,359
Liberty Broadband Corp. (Class A Stock)*	10	851
Liberty Broadband Corp. (Class C Stock)*	50	4,320
Liberty Global PLC (United Kingdom) (Class A Stock)*	349	12,519
Liberty Global PLC (United Kingdom) (Class C Stock)*	3,121	109,360
Liberty Global PLC LiLAC (United Kingdom) (Class A Stock)*	223	4,960
Liberty Global PLC LiLAC (United Kingdom) (Class C Stock)*	834	19,215
Liberty Media Corp.-Liberty SiriusXM*	426	16,520
Naspers Ltd. (South Africa) (Class N Stock)	37	6,376
Omnicom Group, Inc.	632	54,485
Publicis Groupe SA (France)	407	28,417
Sirius XM Holdings, Inc.	5,618	28,933
Surya Citra Media Tbk PT (Indonesia)	16,300	3,304
Tele Columbus AG (Germany), 144A*	1,087	9,254
Time Warner, Inc.	264	25,795
Twenty-First Century Fox, Inc. (Class B Stock)	2,446	77,734
Walt Disney Co. (The)	617	69,962
WPP PLC (United Kingdom)	2,324	50,940
YouGov PLC (United Kingdom)(g)	2,039	6,834

		928,952

Metals & Mining — 2.0%
Acerinox SA (Spain)	391	5,465
Agnico Eagle Mines Ltd. (Canada)	491	20,838
Alrosa PJSC (Russia)	3,900	6,304
Anglo American PLC (United Kingdom)*	1,330	20,321
AngloGold Ashanti Ltd. (South Africa)	865	9,243
Antofagasta PLC (Chile)	1,558	16,266
ArcelorMittal (Luxembourg)*	1,489	12,457
Barrick Gold Corp. (Canada)	2,606	49,488
BHP Billiton Ltd. (Australia)	2,725	49,557
BHP Billiton PLC (Australia)	1,788	27,578
Boliden AB (Sweden)	530	15,776
Centamin PLC (United Kingdom)	1,308	2,830

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Cia de Minas Buenaventura SAA (Peru), ADR	718	$8,645
Coeur Mining, Inc.*	351	2,836
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	1,508	2,449
First Quantum Minerals Ltd. (Canada)	1,124	11,943
Fortescue Metals Group Ltd. (Australia)	1,971	9,388
Franco-Nevada Corp. (Canada)	372	24,370
Franco-Nevada Corp. (Canada)	186	12,185
Freeport-McMoRan, Inc.*	716	9,566
Fresnillo PLC (Mexico)	639	12,450
Glencore PLC (Switzerland)*	9,716	38,121
Gold Resource Corp.	561	2,536
Goldcorp, Inc. (Canada)	1,258	18,354
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	3,630	10,891
Hitachi Metals Ltd. (Japan)	2,000	28,131
Hyundai Steel Co. (South Korea)	41	2,147
Impala Platinum Holdings Ltd. (South Africa)*	1,157	3,903
Independence Group NL (Australia)	1,494	4,086
Industrias Penoles SAB de CV (Mexico)	405	10,427
JFE Holdings, Inc. (Japan)	200	3,440
Kinross Gold Corp. (Canada)*	3,000	10,530
Klondex Mines Ltd. (Canada)*	400	1,561
Kobe Steel Ltd. (Japan)*	200	1,830
Korea Zinc Co. Ltd. (South Korea)	15	5,799
Lundin Mining Corp. (Canada)	928	5,227
Maruichi Steel Tube Ltd. (Japan)	100	2,854
Mitsubishi Materials Corp. (Japan)	200	6,071
MMC Norilsk Nickel PJSC (Russia), ADR	1,953	30,701
New Gold, Inc. (Canada)*	500	1,490
Newcrest Mining Ltd. (Australia)	1,553	26,472
Newmont Mining Corp.	1,044	34,410
Nippon Steel & Sumitomo Metal Corp. (Japan)	700	16,172
Norsk Hydro ASA (Norway)	1,319	7,687
Nucor Corp.	300	17,916
Petra Diamonds Ltd. (South Africa)*	4,353	7,247
POSCO (South Korea)	70	18,181
Randgold Resources Ltd. (United Kingdom)	190	16,602
Reliance Steel & Aluminum Co.	190	15,204
Rio Tinto Ltd. (United Kingdom)	402	18,561
Rio Tinto PLC (United Kingdom)	1,146	46,147
Royal Gold, Inc.	133	9,317
Severstal PJSC (Russia), GDR, RegS	246	3,550
Sibanye Gold Ltd. (South Africa)	2,818	6,084
Silver Wheaton Corp. (Canada)	865	18,027
South32 Ltd. (Australia)	18,949	39,948
Southern Copper Corp. (Peru)	386	13,854
Teck Resources Ltd. (Canada) (Class B Stock)	387	8,475
thyssenkrupp AG (Germany)	247	6,051
Turquoise Hill Resources Ltd. (Canada)*	400	1,228
Vale SA (Brazil), ADR	2,646	25,137
voestalpine AG (Austria)	127	4,995
Western Areas Ltd. (Australia)*	1,141	2,013
Worthington Industries, Inc.	37	1,668

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Yamana Gold, Inc. (Canada)	2,043	$5,639

		888,639

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp.	742	14,758
Annaly Capital Management, Inc.	1,251	13,899
Apollo Commercial Real Estate Finance, Inc.	900	16,929
Cherry Hill Mortgage Investment Corp.	757	12,937
CYS Investments, Inc.	1,317	10,470
Ellington Residential Mortgage REIT	914	13,399
MTGE Investment Corp.	739	12,378
Sutherland Asset Management Corp.	1,144	16,531

		111,301

Multiline Retail — 0.4%
Dollar General Corp.	1,526	106,408
Lojas Renner SA (Brazil)	2,555	22,689
Matahari Department Store Tbk PT (Indonesia)	2,600	2,571
Next PLC (United Kingdom)	635	34,351
SACI Falabella (Chile)	522	4,390
Tokmanni Group Corp. (Finland)	375	4,160
Woolworths Holdings Ltd. (South Africa)	1,538	8,022

		182,591

Multi-Utilities — 0.4%
CMS Energy Corp.	75	3,356
DTE Energy Co.	710	72,498
National Grid PLC (United Kingdom)	2,591	32,873
NiSource, Inc.	152	3,616
Sempra Energy	395	43,648
WEC Energy Group, Inc.	153	9,276

		165,267

Oil, Gas & Consumable Fuels — 2.7%
Advantage Oil & Gas Ltd. (Canada)*	647	4,272
Apache Corp.	59	3,032
ARC Resources Ltd. (Canada)	480	6,858
Arch Coal, Inc. (Class A Stock)*	95	6,549
BP PLC (United Kingdom)	1,170	6,735
Cairn Energy PLC (United Kingdom)*	723	1,855
Canadian Natural Resources Ltd. (Canada) (NYSE)	1,094	35,872
Canadian Natural Resources Ltd. (Canada) (TSX)	931	30,481
Centennial Resource Development, Inc. (Class A Stock)*	314	5,728
Cheniere Energy, Inc.*	18	851
Chevron Corp.	595	63,885
Cimarex Energy Co.	39	4,660
CNOOC Ltd. (China)	1,000	1,195
Comstock Resources, Inc.*	200	1,845
Concho Resources, Inc.*	110	14,117
Continental Resources, Inc.*	179	8,130
Diamondback Energy, Inc.*	146	15,142
Enbridge, Inc. (Canada)	1,574	65,856
Encana Corp. (Canada)	540	6,323
Energen Corp.*	159	8,656
EOG Resources, Inc.	1,223	119,304

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Exxon Mobil Corp.	917	$75,203
Galp Energia SGPS SA (Portugal) (Class B Stock)	453	6,871
Gulfport Energy Corp.*	414	7,117
Hess Corp.	70	3,375
Inpex Corp. (Japan)	1,600	15,778
Jagged Peak Energy, Inc.*	200	2,608
Kelt Exploration Ltd. (Canada)*	670	3,365
Koninklijke Vopak NV (Netherlands)	155	6,751
Kosmos Energy Ltd.*	1,823	12,141
Lundin Petroleum AB (Sweden)*	135	2,740
Marathon Petroleum Corp.	1,097	55,442
Matador Resources Co.*	222	5,281
Occidental Petroleum Corp.	2,271	143,891
Parsley Energy, Inc. (Class A Stock)*	420	13,654
PDC Energy, Inc.*	124	7,731
Pioneer Natural Resources Co.	89	16,574
Rice Energy, Inc.*	190	4,503
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	506	13,910
RSP Permian, Inc.*	116	4,806
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	567	10,361
SM Energy Co.	296	7,110
Suncor Energy, Inc. (Canada)	146	4,490
Targa Resources Corp.	148	8,865
Torchlight Energy Resources, Inc.*	2,500	3,500
TOTAL SA (France)	3,195	161,551
TOTAL SA (France), ADR	1,858	93,680
TransAtlantic Petroleum Ltd.*	1,200	1,679
TransCanada Corp. (Canada)	1,985	91,608
Western Refining, Inc.	60	2,104
Woodside Petroleum Ltd. (Australia)	1,170	28,663
World Fuel Services Corp.	180	6,525
YPF SA (Argentina), ADR	268	6,507

		1,239,730

Paper & Forest Products — 0.1%
Daio Paper Corp. (Japan)	800	10,233
Louisiana-Pacific Corp.*	306	7,595
Quintis Ltd. (Australia)	6,573	5,218
UPM-Kymmene OYJ (Finland)	91	2,137

		25,183

Personal Products — 0.2%
AMOREPACIFIC Group (South Korea)	29	3,100
Beiersdorf AG (Germany)	107	10,125
Hengan International Group Co. Ltd. (China)	1,000	7,442
LG Household & Health Care Ltd. (South Korea)	60	43,528
Nu Skin Enterprises, Inc. (Class A Stock)	102	5,665
Oriflame Holding AG (Switzerland)*	191	7,639

		77,499

Pharmaceuticals — 3.6%
Akorn, Inc.*	269	6,478
Allergan PLC	258	61,641

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Aspen Pharmacare Holdings Ltd. (South Africa)	298	$6,097
Astellas Pharma, Inc. (Japan)	7,100	93,641
AstraZeneca PLC (United Kingdom), ADR	1,879	58,512
Bayer AG (Germany)	1,184	136,413
Bristol-Myers Squibb Co.	631	34,314
Chugai Pharmaceutical Co. Ltd. (Japan)	700	24,096
CSPC Pharmaceutical Group Ltd. (China)	10,000	13,101
Dr. Reddy’s Laboratories Ltd. (India), ADR	81	3,252
Durect Corp.*	3,430	3,602
Eli Lilly & Co.	90	7,570
GlaxoSmithKline PLC (United Kingdom), ADR	1,763	74,328
Horizon Pharma PLC*	267	3,946
Johnson & Johnson	1,118	139,247
Laboratorios Farmaceuticos Rovi SA (Spain)	411	6,424
Merck & Co., Inc.	2,833	180,009
Merck KGaA (Germany)	191	21,765
Mylan NV*	374	14,582
Novartis AG (Switzerland)	1,281	95,124
Otsuka Holdings Co. Ltd. (Japan)	300	13,578
Pfizer, Inc.	6,805	232,799
Roche Holding AG (Switzerland)	753	192,567
Sanofi (France)	755	68,249
Sino Biopharmaceutical Ltd. (Hong Kong)	16,000	13,176
Teva Pharmaceutical Industries Ltd. (Israel), ADR	722	23,169
Tong Ren Tang Technologies Co. Ltd.
(China) (Class H Stock)	4,000	7,115
Zoetis, Inc.	1,482	79,094

		1,613,889

Professional Services — 0.6%
Capita PLC (United Kingdom)	3,765	26,663
CBIZ, Inc.*	674	9,133
DKSH Holding AG (Switzerland)	149	11,542
Equifax, Inc.	519	70,968
Exova Group PLC (United Kingdom)	2,522	7,811
Experian PLC (Ireland)	4,076	83,155
IHS Markit Ltd.*	596	25,002
Intertrust NV (Netherlands), 144A	323	6,184
ManpowerGroup, Inc.	156	16,001
Temp Holdings Co. Ltd. (Japan)	500	9,375
TransUnion*	50	1,918

		267,752

Real Estate Management & Development — 0.8%
ADO Properties SA (Germany), 144A	109	3,913
Alexander & Baldwin, Inc.	112	4,986
Altus Group Ltd. (Canada)	240	5,252
BR Malls Participacoes SA (Brazil)*	2,136	9,859
Brasil Brokers Participacoes SA (Brazil)*	2,500	1,374
Cheung Kong Property Holdings Ltd. (Hong Kong)	4,868	32,839
China Overseas Land & Investment Ltd. (China)	10,000	28,580
Emaar Malls PJSC (United Arab Emirates)*	4,490	3,231

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Emaar Properties PJSC (United Arab Emirates)	9,514	$18,922
Hongkong Land Holdings Ltd. (Hong Kong)	6,400	49,216
Hufvudstaden AB (Sweden) (Class A Stock)	327	4,844
Hysan Development Co. Ltd. (Hong Kong)	2,000	9,074
Iguatemi Empresa de Shopping Centers SA (Brazil)	1,050	11,025
Inmobiliaria Colonial SA (Spain)	747	5,584
Jones Lang LaSalle, Inc.	173	19,281
Mitsubishi Estate Co. Ltd. (Japan)	1,000	18,227
Mitsui Fudosan Co. Ltd. (Japan)	1,000	21,352
Multiplan Empreendimentos Imobiliarios SA (Brazil)	263	5,608
Nexity SA (France)*	48	2,359
PSP Swiss Property AG (Switzerland)	456	41,492
Realogy Holdings Corp.	461	13,733
SOHO China Ltd. (China)*	4,500	2,409
Sun Hung Kai Properties Ltd. (Hong Kong)	3,000	44,101
UNITE Group PLC (The) (United Kingdom)	994	7,929
Wharf Holdings Ltd. (The) (Hong Kong)	1,000	8,594

		373,784

Road & Rail — 0.3%
Canadian Pacific Railway Ltd. (Canada) (NYSE)	77	11,313
Canadian Pacific Railway Ltd. (Canada) (TSX)	214	31,436
Hertz Global Holdings, Inc.*	227	3,982
J.B. Hunt Transport Services, Inc.	78	7,156
Kansas City Southern	201	17,238
Landstar System, Inc.	50	4,283
Old Dominion Freight Line, Inc.	102	8,728
Union Pacific Corp.	393	41,627

		125,763

Semiconductors & Semiconductor Equipment — 1.6%
Analog Devices, Inc.	85	6,966
Applied Materials, Inc.	1,128	43,879
ASML Holding NV (Netherlands)	179	23,752
Broadcom Ltd. (Singapore)	524	114,735
Cree, Inc.*	391	10,451
Cypress Semiconductor Corp.	833	11,462
Eo Technics Co. Ltd. (South Korea)	66	5,146
Himax Technologies, Inc. (Taiwan), ADR	170	1,550
Integrated Device Technology, Inc.*	521	12,332
IQE PLC (United Kingdom)*	19,315	14,783
KLA-Tencor Corp.	69	6,560
LEENO Industrial, Inc. (South Korea)	90	3,369
Marvell Technology Group Ltd. (Bermuda)	1,087	16,588
Maxim Integrated Products, Inc.	60	2,698
Microchip Technology, Inc.	426	31,430
Microsemi Corp.*	159	8,193
NVIDIA Corp.	5	545
NXP Semiconductors NV (Netherlands)*	1,092	113,021
QUALCOMM, Inc.	1,161	66,572
QuickLogic Corp.*	2,145	3,818
Taiwan Semiconductor Manufacturing Co.
Ltd. (Taiwan)	17,000	106,601
Texas Instruments, Inc.	1,195	96,269

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Xilinx, Inc.	320	$18,525

		719,245

Software — 2.7%
Activision Blizzard, Inc.	54	2,692
ANSYS, Inc.*	239	25,542
Aspen Technology, Inc.*	23	1,355
Cadence Design Systems, Inc.*	180	5,651
CDK Global, Inc.	293	19,048
Computer Modelling Group Ltd. (Canada)	204	1,588
Dell Technologies, Inc. (Class V Stock)*	30	1,922
Descartes Systems Group, Inc. (The) (Canada)*	299	6,851
DuzonBizon Co. Ltd. (South Korea)	234	5,180
Electronic Arts, Inc.*	362	32,406
Ellie Mae, Inc.*	120	12,032
Fortinet, Inc.*	476	18,255
Guidewire Software, Inc.*	387	21,800
Intuit, Inc.	388	45,004
Microsoft Corp.	8,466	557,571
MYOB Group Ltd. (Australia)	2,281	6,205
Nintendo Co. Ltd. (Japan)*	499	14,481
Playtech PLC (United Kingdom)	2,781	32,447
PTC, Inc.*	269	14,136
Red Hat, Inc.*	786	67,989
salesforce.com, Inc.*	1,366	112,681
ServiceNow, Inc.*	764	66,827
Snap, Inc. (Class A Stock)*	752	16,943
Splunk, Inc.*	184	11,461
Square Enix Holdings Co. Ltd. (Japan)	1,200	34,064
SS&C Technologies Holdings, Inc.	238	8,425
Tableau Software, Inc. (Class A Stock)*	302	14,964
Ultimate Software Group, Inc. (The)*	66	12,884
WANdisco PLC (United Kingdom)*	471	2,501
Workday, Inc. (Class A Stock)*	316	26,316

		1,199,221

Specialty Retail — 1.5%
AutoZone, Inc.*	55	39,768
Burlington Stores, Inc.*	196	19,069
Chow Sang Sang Holdings International Ltd. (Hong Kong)	2,000	4,716
Dick’s Sporting Goods, Inc.	189	9,197
Dufry AG (Switzerland)*	74	11,267
Greencross Ltd. (Australia)	952	5,236
Hikari Tsushin, Inc. (Japan)	200	19,528
Home Depot, Inc. (The)	911	133,762
Kingfisher PLC (United Kingdom)	4,831	19,766
L Brands, Inc.	409	19,264
Lowe’s Cos., Inc.	2,016	165,735
Maisons du Monde SA (France), 144A*	381	11,995
Michaels Cos., Inc. (The)*	361	8,083
Mr. Price Group Ltd. (South Africa)	288	3,428
Murphy USA, Inc.*	58	4,258
O’Reilly Automotive, Inc.*	201	54,238
Pets at Home Group PLC (United Kingdom)	1,707	3,910
Ross Stores, Inc.	1,275	83,984
Sports Direct International PLC (United Kingdom)*	3,673	14,212

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Tractor Supply Co.	286	$19,725
VT Holdings Co. Ltd. (Japan)	1,200	6,253
XXL ASA (Norway), 144A	910	9,914
Yellow Hat Ltd. (Japan)	300	6,966

		674,274

Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	2,856	410,293
Catcher Technology Co. Ltd. (Taiwan)	3,000	29,649
NCR Corp.*	235	10,735
Quanta Computer, Inc. (Taiwan)	2,000	4,066
Samsung Electronics Co. Ltd. (South Korea)	64	117,787
Western Digital Corp.	121	9,986
Xaar PLC (United Kingdom)	777	3,455

		585,971

Textiles, Apparel & Luxury Goods — 0.4%
Brunello Cucinelli SpA (Italy)	220	5,235
Burberry Group PLC (United Kingdom)	2,620	56,541
Carter’s, Inc.	322	28,916
Coach, Inc.	495	20,458
Forward Industries, Inc.*	3,808	4,493
Kate Spade & Co.*	336	7,805
Lululemon Athletica, Inc.*	125	6,484
Luthai Textile Co. Ltd. (China) (Class B Stock)(g)	6,300	7,467
Moncler SpA (Italy)	313	6,857
NIKE, Inc. (Class B Stock)	196	10,923
Pacific Textiles Holdings Ltd. (Hong Kong)	6,000	6,642
Samsonite International SA	900	3,279
Skechers U.S.A., Inc. (Class A Stock)*	195	5,353
Ted Baker PLC (United Kingdom)	226	7,821

		178,274

Thrifts & Mortgage Finance — 0.0%
MGIC Investment Corp.*	749	7,587
Waterstone Financial, Inc.	820	14,965

		22,552

Tobacco — 1.5%
Altria Group, Inc.	241	17,212
British American Tobacco PLC (United Kingdom)	2,024	134,284
Japan Tobacco, Inc. (Japan)	2,300	74,859
KT&G Corp. (South Korea)	240	20,934
Philip Morris International, Inc.	3,866	436,471

		683,760

Trading Companies & Distributors — 0.4%
Ahlsell AB (Sweden), 144A	657	4,428
Beacon Roofing Supply, Inc.*	40	1,966
Brenntag AG (Germany)	317	17,767
HD Supply Holdings, Inc.*	120	4,935
Herc Holdings, Inc.*	173	8,458
Huttig Building Products, Inc.*	500	4,070
IMCD Group NV (Netherlands)	213	10,464
NOW, Inc.*	508	8,616
Rexel SA (France)	625	11,324
Sumitomo Corp. (Japan)	7,500	101,182

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors (cont’d.)
Watsco, Inc.	50	$7,159

		180,369

Transportation Infrastructure — 0.1%
DP World Ltd. (United Arab Emirates)	1,612	34,657
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR	5	866

		35,523

Water Utilities — 0.1%
American States Water Co.	421	18,650
California Water Service Group	403	14,448
United Utilities Group PLC (United Kingdom)	111	1,382

		34,480

Wireless Telecommunication Services — 0.4%
Sarana Menara Nusantara Tbk PT (Indonesia)*(g)	71,400	20,798
Shenandoah Telecommunications Co.	366	10,266
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	3,500	4,511
TIM Participacoes SA (Brazil), ADR	1,639	26,191
T-Mobile US, Inc.*	391	25,255
Vodafone Group PLC (United Kingdom)	20,283	52,857
Vodafone Group PLC (United Kingdom), ADR	1,976	52,226

		192,104

TOTAL COMMON STOCKS (cost $29,855,255)		33,542,102

PREFERRED STOCKS — 0.2%
Banks — 0.1%
Banco Bradesco SA (Brazil) (PRFC),	697	7,187
Itau Unibanco Holding SA (Brazil) (PRFC),	2,194	26,631

		33,818

Electric Utilities — 0.1%
NextEra Energy, Inc., CVT, 0.077%	532	27,132

Machinery — 0.0%
Marcopolo SA (Brazil),	7,400	6,169

Multi-Utilities — 0.0%
DTE Energy Co., 0.081%*	50	2,687

Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea),	5	7,162

TOTAL PREFERRED STOCKS (cost $59,655)		76,968

	Units
RIGHTS* — 0.0%
Pharmaceuticals — 0.0%
Dyax Corp. CVR^(g) (cost $0)	146	162

	Shares
UNAFFILIATED FUNDS — 8.9%
T. Rowe Price Emerging Markets Bond Fund	109,545	1,376,978

	Shares	Value
UNAFFILIATED FUNDS (Continued)
T. Rowe Price Institutional Floating Rate Fund	144,525	$1,453,926
T. Rowe Price Institutional High Yield Fund	133,789	1,197,410

TOTAL UNAFFILIATED FUNDS (cost $3,974,118)		4,028,314

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.4%
Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust,
Series 2015-1, Class A4
1.750%	05/15/20	5		5,006
Ally Master Owner Trust,
Series 2015-3, Class A
1.630%	05/15/20	15		15,013
AmeriCredit Automobile Receivables Trust,
Series 2015-3, Class A3
1.540%	03/09/20	10		10,005
Ascentium Equipment Receivables LLC,
Series 2015-1A, Class A3, 144A
1.610%	10/13/20	—	(r)	178
Series 2015-2A, Class A3, 144A
1.930%	03/11/19	15		14,829
Capital Auto Receivables Asset Trust,
Series 2015-3, Class A4
2.130%	05/20/20	10		10,054
Series 2015-4, Class A4
2.010%	07/20/20	15		15,052
CarMax Auto Owner Trust,
Series 2015-3, Class A4
1.980%	02/16/21	5		5,015
CNH Equipment Trust,
Series 2015-C, Class A3
1.660%	11/16/20	15		15,012
Ford Credit Auto Owner Trust,
Series 2015-C, Class A4
1.740%	02/15/21	5		4,997
GM Financial Automobile Leasing Trust,
Series 2015-3, Class A4
1.810%	11/20/19	15		15,024
John Deere Owner Trust,
Series 2014-B, Class A3
1.070%	11/15/18	2		1,803
Series 2015-A, Class A4
1.650%	12/15/21	5		5,005
Series 2016-B, Class A3
1.250%	06/15/20	5		4,969
SMART Trust (Australia),
Series 2015-3US, Class A3A
1.660%	08/14/19	15		14,956
SunTrust Auto Receivables Trust,
Series 2015-1A, Class A4, 144A
1.780%	01/15/21	10		10,004
Toyota Auto Receivables Owner Trust,
Series 2015-C, Class A4
1.690%	12/15/20	15		15,019

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
World Omni Auto Receivables Trust,
Series 2015-B, Class A4
1.840%	01/17/22	15	$14,968
Series 2016-A, Class A3
1.770%	09/15/21	10	10,017

TOTAL ASSET-BACKED SECURITIES (cost $187,008)			186,926

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
CD Mortgage Trust,
Series 2016-CD2, Class A4
3.526%(c)	11/10/49	10	10,227
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class A4
3.778%	09/10/58	10	10,380
Commercial Mortgage Trust,
Series 2014-CR20, Class A1
1.324%	11/10/47	6	5,927
Series 2015-CR24, Class A5
3.696%	08/10/48	10	10,321
Series 2015-LC21, Class A4
3.708%	07/10/48	10	10,323
FHLMC Multifamily Structured Pass-Through Certificates,
Series K716, Class A1(g)
2.413%	08/25/47	7	7,297
GS Mortgage Securities Trust,
Series 2015-GC32, Class A4
3.764%	07/10/48	10	10,414
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class AS
4.243%(c)	04/15/47	10	10,527
Series 2014-C22, Class A1
1.451%	09/15/47	5	5,193
Series 2015-C30, Class A5
3.822%	07/15/48	10	10,392
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class B
4.464%(c)	08/15/47	10	10,422
Series 2015-C24, Class AS
4.036%(c)	05/15/48	10	10,414
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30, Class A4
3.664%	09/15/58	10	10,278
Series 2015-NXS2, Class A5
3.767%(c)	07/15/58	10	10,359
WFRBS Commercial Mortgage Trust,
Series 2014-C20, Class AS
4.176%	05/15/47	10	10,536

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $141,716)			143,010

CORPORATE OBLIGATIONS — 2.6%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The),

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Advertising (cont’d.)
Sr. Unsec’d. Notes
3.750%	02/15/23	10	$10,145
Omnicom Group, Inc.,
Gtd. Notes
3.600%	04/15/26	10	9,995
3.650%	11/01/24	5	5,057

			25,197

Aerospace & Defense — 0.0%
Harris Corp.,
Sr. Unsec’d. Notes
4.854%	04/27/35	10	10,682

Agriculture — 0.0%
Reynolds American, Inc.,
Gtd. Notes
2.300%	06/12/18	5	5,030

Airlines — 0.1%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	10/01/26	4	4,449
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	05/01/27	9	9,106
Delta Air Lines 2015-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.250%	01/30/25	9	9,239
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20	5	5,040
United Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.750%	10/11/23	4	4,390

			32,224

Auto Manufacturers — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	10	9,395
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	5	5,008
General Motors Financial Co., Inc.,
Gtd. Notes
3.100%	01/15/19	5	5,081
Nissan Motor Acceptance Corp. (Japan),
Sr. Unsec’d. Notes, 144A
1.950%	09/12/17	5	5,005
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.450%	01/12/18	10	9,998

			34,487

Banks — 0.5%
Bank of America Corp.,
Sr. Unsec’d. Notes
2.650%	04/01/19	20	20,257
Sr. Unsec’d. Notes, GMTN
3.500%	04/19/26	10	9,861
Bank of Montreal (Canada),

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
1.300%	07/14/17	5	$5,000
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.300%	07/21/17	5	5,001
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
2.250%	02/01/19	10	10,068
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.150%	07/30/18	5	5,017
Sub. Notes
4.450%	09/29/27	10	10,120
4.600%	03/09/26	10	10,269
Fifth Third Bancorp,
Sub. Notes
4.300%	01/16/24	10	10,445
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes, GMTN
7.500%	02/15/19	10	10,975
Sub. Notes
5.150%	05/22/45	5	5,254
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.625%	05/15/18	5	4,998
2.750%	06/23/20	10	10,130
Sub. Notes
3.375%	05/01/23	10	10,016
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.900%	09/15/20	10	10,161
Morgan Stanley,
Sr. Unsec’d. Notes
2.125%	04/25/18	10	10,038
4.300%	01/27/45	5	4,946
Sr. Unsec’d. Notes, MTN
2.625%	11/17/21	10	9,934
State Street Corp.,
Sr. Unsec’d. Notes
2.550%	08/18/20	10	10,134
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, GMTN
1.750%	07/23/18	10	10,023
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	10	10,359
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
2.150%	03/06/20	15	15,009

			208,015

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26	15	15,167
PepsiCo, Inc.,
Sr. Unsec’d. Notes

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Beverages (cont’d.)
3.100%	07/17/22	5	$5,137

			20,304

Biotechnology — 0.1%
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22	5	5,157
Celgene Corp.,
Sr. Unsec’d. Notes
2.300%	08/15/18	5	5,037
3.550%	08/15/22	10	10,301
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.250%	09/01/22	5	5,108

			25,603

Chemicals — 0.0%
CF Industries, Inc.,
Sr. Unsec’d. Notes
5.375%	03/15/44	2	1,745

Commercial Services — 0.0%
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.700%	11/01/26	5	4,753
George Washington University (The),
Unsec’d. Notes
4.300%	09/15/44	5	4,970
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26	5	5,153

			14,876

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
3.200%	05/13/25	10	10,103
Everett Spinco, Inc.,
Sr. Unsec’d. Notes, 144A
2.875%	03/27/20	5	5,042
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
2.450%	10/05/17	15	15,044

			30,189

Containers & Packaging — 0.0%
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.650%	09/15/24	5	5,043

Diversified Financial Services — 0.1%
Air Lease Corp.,
Sr. Unsec’d. Notes
3.625%	04/01/27	5	4,860
American Express Credit Corp.,
Sr. Unsec’d. Notes
2.125%	07/27/18	10	10,054
Sr. Unsec’d. Notes, MTN
2.200%	03/03/20	5	5,008
Discover Financial Services,

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Diversified Financial Services (cont’d.)
Sr. Unsec’d. Notes
3.750%	03/04/25	5	$4,905
General Electric Co.,
Sr. Unsec’d. Notes
1.625%	04/02/18	10	10,022
Sr. Unsec’d. Notes, GMTN
2.200%	01/09/20	15	15,162
Raymond James Financial, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/26	5	4,922

			54,933

Electric — 0.1%
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	10	10,360
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
2.500%	12/01/19	5	5,057
Eversource Energy,
Sr. Unsec’d. Notes
1.600%	01/15/18	5	4,997
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.200%	10/01/19	5	5,349
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	10	10,392
Great Plains Energy, Inc.,
Sr. Unsec’d. Notes
2.500%	03/09/20	5	5,021
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	10	10,490
Southern Co. (The),
Jr. Sub. Notes
5.500%(c)	03/15/57	5	5,159
Sr. Unsec’d. Notes
1.300%	08/15/17	5	4,993

			61,818

Electronics — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.875%	07/15/23	10	10,384
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
4.000%	04/01/25	5	5,034
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
3.300%	10/30/19	5	5,077

			20,495

Energy Equipment & Services — 0.0%
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20	5	5,069

Forest Products & Paper — 0.0%
International Paper Co.,

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Forest Products & Paper (cont’d.)
Sr. Unsec’d. Notes
5.000%	09/15/35	10	$10,615

Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.,
Sub. Notes
2.451%	11/17/18	10	10,104

Healthcare – Services — 0.0%
Catholic Health Initiatives,
Sec’d. Notes
2.950%	11/01/22	10	9,670

Healthcare-Products — 0.1%
Danaher Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/20	5	5,052
Medtronic Global Holdings SCA,
Gtd. Notes
1.700%	03/28/19	20	19,995
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/19	10	10,084

			35,131

Healthcare-Services — 0.1%
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	5	5,350
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	15	15,281
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46	10	9,737
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19	5	5,055
3.950%	03/15/27	5	5,112
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	5	4,843
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/15/25	5	5,222

			50,600

Home Furnishings — 0.0%
Whirlpool Corp.,
Sr. Unsec’d. Notes
1.650%	11/01/17	5	5,001

Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19	5	5,018
3.300%	03/01/21	5	5,092
Aon PLC,
Gtd. Notes
3.875%	12/15/25	5	5,086
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Insurance (cont’d.)
2.750%	03/15/23	15	$15,004
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44	5	5,070
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.300%	03/14/23	5	5,093
4.350%	01/30/47	5	5,064
New York Life Global Funding,
Sec’d. Notes, 144A
1.500%	10/24/19	15	14,816
Principal Financial Group, Inc.,
Gtd. Notes
3.400%	05/15/25	10	9,971

			70,214

Internet — 0.0%
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes
3.650%	03/15/25	5	5,031

Machinery-Diversified — 0.0%
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
3.800%	12/15/26	15	15,066

Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	10	10,567
NBCUniversal Media LLC,
Gtd. Notes
5.150%	04/30/20	10	10,915
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
3.350%	05/15/26	5	4,870
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.000%	09/01/21	10	10,366

			36,718

Mining — 0.1%
Goldcorp, Inc. (Canada),
Sr. Unsec’d. Notes
2.125%	03/15/18	10	10,025
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.875%	04/23/45	10	10,369

			20,394

Multiline Retail — 0.0%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.125%	04/21/26	5	4,768

Multi-National — 0.0%
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
1.625%	12/15/20	10	9,880

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas — 0.1%
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	10	$9,981
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.500%	07/23/20	10	10,087
6.625%	06/15/35	10	10,301
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	05/11/25	10	10,097

			40,466

Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.500%	05/14/35	10	9,931
Actavis Funding SCS,
Gtd. Notes
3.450%	03/15/22	5	5,105
Baxalta, Inc.,
Gtd. Notes
2.000%	06/22/18	5	5,008
Mead Johnson Nutrition Co.,
Sr. Unsec’d. Notes
4.125%	11/15/25	5	5,239
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
3.150%	10/01/26	15	13,823

			39,106

Pipelines — 0.1%
Boardwalk Pipelines LP,
Gtd. Notes
4.950%	12/15/24	5	5,266
Columbia Pipeline Group, Inc.,
Gtd. Notes
3.300%	06/01/20	5	5,095
Enbridge, Inc. (Canada),
Sub. Notes
6.000%(c)	01/15/77	5	5,056
EQT Midstream Partners LP,
Sr. Unsec’d. Notes
4.000%	08/01/24	5	4,982
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25	5	5,176
Kinder Morgan, Inc.,
Gtd. Notes
2.000%	12/01/17	5	5,004
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	5	4,840
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes, 144A
4.200%	03/15/28	10	9,878
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
3.375%	10/15/26	15	14,279

			59,576

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Real Estate — 0.0%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.350%	10/01/20	5	$5,081

Real Estate Investment Trusts (REITs) — 0.1%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	5	4,935
3.900%	03/15/27	5	4,906
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.700%	06/15/26	10	9,813
DDR Corp.,
Sr. Unsec’d. Notes
4.250%	02/01/26	10	9,938
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
2.550%	01/15/21	10	9,993
Kilroy Realty LP,
Gtd. Notes
4.250%	08/15/29	5	5,067
4.375%	10/01/25	5	5,220
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.400%	11/01/22	5	5,046
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24	5	5,040

			59,958

Retail — 0.0%
CVS Health Corp.,
Sr. Unsec’d. Notes
3.500%	07/20/22	5	5,146
O’Reilly Automotive, Inc.,
Gtd. Notes
3.550%	03/15/26	5	4,982
QVC, Inc.,
Sr. Sec’d. Notes
4.850%	04/01/24	5	5,030
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
1.750%	11/17/17	5	5,004

			20,162

Semiconductors — 0.0%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes, 144A
3.000%	01/15/22	15	14,981

Semiconductors & Semiconductor Equipment — 0.0%
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
3.000%	05/20/22	10	10,120

Software — 0.1%
Microsoft Corp.,
Sr. Unsec’d. Notes
4.200%	11/03/35	10	10,484
Oracle Corp.,
Sr. Unsec’d. Notes

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Software (cont’d.)
2.250%	10/08/19	10	$10,122

			20,606

Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.400%	12/01/17	10	9,992
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	02/21/20	15	15,186

			25,178

Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	09/01/22	10	10,226
4.150%	04/01/45	10	9,987

			20,213

Trucking & Leasing — 0.0%
GATX Corp.,
Sr. Unsec’d. Notes
2.600%	03/30/20	5	5,066
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.200%	07/15/20	10	10,177

			15,243

TOTAL CORPORATE OBLIGATIONS (cost $1,157,830)			1,169,592

FOREIGN GOVERNMENT BONDS — 0.1%
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26	5	4,959
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	10	9,813
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.000%	07/16/18	10	10,196
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.875%	10/16/24	10	10,114

TOTAL FOREIGN GOVERNMENT BONDS (cost $34,680)			35,082

MUNICIPAL BONDS — 0.1%
California — 0.0%
State of California,
General Obligation Unlimited, BABS
7.625%	03/01/40	5	7,302
University of California,
Revenue Bonds, Series J
4.131%	05/15/45	5	4,937

			12,239

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Florida — 0.0%
State Board of Administration Finance Corp.,
Revenue Bonds
2.638%	07/01/21	5	$5,032

South Carolina — 0.0%
South Carolina Public Service Authority,
Revenue Bonds
2.388%	12/01/23	10	9,219

Wisconsin — 0.1%
State of Wisconsin,
Revenue Bonds
3.954%	05/01/36	15	15,138

TOTAL MUNICIPAL BONDS (cost $42,267)			41,628

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.0%
Fannie Mae Connecticut Avenue Securities,
Series 2016-C07, Class 2M1
2.282%(c)	04/25/29	10	9,788
Seasoned Credit Risk Transfer Trust,
Series 2016-1, Class M1, 144A
3.000%(c)	09/25/55	10	9,460

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $18,998)			19,248

U.S. GOVERNMENT AGENCY OBLIGATION — 0.1%
Federal National Mortgage Assoc.
(cost $19,929)
1.250%	08/17/21	20	19,426

U.S. TREASURY OBLIGATIONS — 11.6%
U.S. Treasury Bonds
2.250%	08/15/46	70	59,243
2.500%	02/15/45	128	115,015
2.875%	08/15/45	30	29,094
3.000%	11/15/44	45	44,794
3.000%	05/15/45	55	54,680
3.000%	02/15/47	50	49,822
3.125%	11/15/41	133	136,102
3.125%	02/15/43	18	17,847
3.125%	08/15/44(k)	102	103,984
3.375%	05/15/44	5	5,336
3.500%	02/15/39	5	5,503
3.625%	08/15/43	50	55,674
4.500%	02/15/36	67	84,970
4.500%	05/15/38	45	57,076
5.375%	02/15/31	29	38,723
U.S. Treasury Inflation Indexed Bonds
0.125%	01/15/22	310	335,362
0.125%	07/15/24	71	72,124
0.625%	01/15/26	82	85,308
0.750%	02/15/42	33	34,085
1.375%	07/15/18	226	263,654
1.375%	02/15/44	40	45,827
1.875%	07/15/19	214	258,612

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
2.125%	01/15/19	137	$162,854
3.375%	04/15/32	5	10,181
3.625%	04/15/28	18	35,916
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/19	37	38,901
0.125%	04/15/20	502	528,329
0.125%	04/15/21	632	654,006
0.125%	07/15/22	95	100,758
0.125%	07/15/26	118	116,609
0.250%	01/15/25	81	82,325
0.375%	07/15/25	81	83,553
0.375%	01/15/27	12	12,009
0.625%	02/15/43	15	14,727
0.750%	02/15/45	27	26,500
0.875%	02/15/47	7	6,933
1.000%	02/15/46	15	15,500
1.125%	01/15/21	189	221,100
1.250%	07/15/20	283	333,147
2.125%	02/15/40	14	19,836
2.500%	01/15/29	19	25,992
2.625%	07/15/17	52	61,794
3.875%	04/15/29	13	27,163
U.S. Treasury Notes
0.875%	06/15/19	55	54,467
1.125%	06/30/21	75	72,829
1.125%	07/31/21	45	43,643
1.125%	08/31/21	10	9,688
1.375%	02/29/20	5	4,981
1.375%	05/31/21	105	103,130
1.625%	11/15/22	10	9,770
1.750%	09/30/19	70	70,626
1.750%	10/31/20	80	80,175
2.000%	12/31/21	120	120,459
2.250%	11/15/24	5	4,988
2.250%	11/15/25	135	133,835
2.625%	11/15/20	8	8,261

TOTAL U.S. TREASURY OBLIGATIONS (cost $5,288,903)			5,247,820

TOTAL LONG-TERM INVESTMENTS (cost $40,780,359)			44,510,278

	Shares
SHORT-TERM INVESTMENTS — 1.4%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	639,065	639,065
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund(w)	89	89

TOTAL AFFILIATED MUTUAL FUNDS (cost $639,154)		639,154

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 100.0% (cost $41,419,513)		45,149,432

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Notional Amount (000)#	Value
OPTION WRITTEN* — (0.1)%
Call Option

S&P 500 Index, expiring 05/19/17,
Strike Price $2,370.00 (premiums received $54,861)	2	$(49,300)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 99.9% (cost $41,364,652)		45,100,132
Other assets in excess of liabilities(z) — 0.1%		49,583

NET ASSETS — 100.0%		$45,149,715

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $162 and 0.0% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $97,254 is approximately 0.2% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(r)	Less than $500 par.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
1	2 Year U.S. Treasury Notes	Jun. 2017	$ 216,266	$ 216,453	$187
8	S&P 500 E-Mini Index	Jun. 2017	946,597	943,680	(2,917)

					(2,730)

Short Position:
2	5 Year U.S. Treasury Notes	Jun. 2017	235,109	235,453	(344)

					$(3,074)

A U.S. Treasury Obligation with a market value of $49,036 has been segregated with Goldman Sachs & Co. to cover requirement for open futures contracts at March 31, 2017.

Forward foreign currency exchange contracts outstanding at March 31, 2017:

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 04/21/17		GBP	14	$17,439	$17,550	$(111)
Japanese Yen,
Expiring 04/21/17		JPY	2,988	26,668	26,861	(193)

				$44,107	$44,411	$(304)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$24,821,682	$8,720,420	$—
Preferred Stocks	69,806	7,162	—
Rights	—	—	162
Unaffiliated Funds	4,028,314	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	186,926	—
Commercial Mortgage-Backed Securities	—	143,010	—
Corporate Obligations	—	1,169,592	—
Foreign Government Bonds	—	35,082	—
Municipal Bonds	—	41,628	—
Residential Mortgage-Backed Securities	—	19,248	—
U.S. Government Agency Obligation	—	19,426	—
U.S. Treasury Obligations	—	5,247,820	—
Affiliated Mutual Funds	639,154	—	—
Option Written	(49,300)	—	—
Other Financial Instruments*
Futures Contracts	(3,074)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(304)	—

Total	$29,506,582	$15,590,010	$162

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Equity contracts	$(52,055)
Foreign exchange contracts	(304)
Interest rate contracts	(157)

Total	$(52,516)

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.9%
COMMON STOCKS — 75.5%
Aerospace & Defense — 1.5%
Airbus SE (France)	15,661	$1,194,339
Astrotech Corp.*	33,833	44,321
B/E Aerospace, Inc.	186	11,924
Boeing Co. (The)	23,039	4,074,678
Cobham PLC (United Kingdom)	347,901	580,022
Dassault Aviation SA (France)*	834	1,059,158
General Dynamics Corp.	351	65,707
Hexcel Corp.	3,610	196,926
Huntington Ingalls Industries, Inc.	1,244	249,099
KLX, Inc.*	4,553	203,519
Leonardo SpA (Italy)*	37,036	525,191
LIG Nex1 Co. Ltd. (South Korea)	2,947	206,884
Meggitt PLC (United Kingdom)	74,084	413,483
Northrop Grumman Corp.	765	181,948
Raytheon Co.	261	39,803
Rockwell Collins, Inc.	20,823	2,023,163
Rolls-Royce Holdings PLC (United Kingdom)*	103,156	974,519
Safran SA (France)	10,619	792,540
Tel-Instrument Electronics Corp.*	11,055	56,933
Textron, Inc.	4,178	198,831
United Technologies Corp.	12,341	1,384,784

		14,477,772

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.(a)	3,357	259,463
FedEx Corp.	3,402	663,900
United Parcel Service, Inc. (Class B Stock)	6,156	660,539

		1,583,902

Airlines — 0.6%
Air Arabia PJSC (United Arab Emirates)	433,353	125,110
Alaska Air Group, Inc.	10,649	982,051
American Airlines Group, Inc.(a)	60,652	2,565,580
Delta Air Lines, Inc.	393	18,062
easyJet PLC (United Kingdom)	23,618	303,650
Flybe Group PLC (United Kingdom)*	106,424	53,703
Ryanair Holdings PLC (Ireland), ADR*	4,510	374,240
Spirit Airlines, Inc.*	3,330	176,723
United Continental Holdings, Inc.*	11,960	844,854

		5,443,973

Auto Components — 0.7%
Autoliv, Inc. (Sweden)	3,440	351,774
CIE Automotive SA (Spain)	6,791	133,822
Delphi Automotive PLC	9,884	795,563
Dometic Group AB (Sweden), 144A	23,804	176,931
Gentex Corp.	9,462	201,824
Hyundai Mobis Co. Ltd. (South Korea)	3,054	656,968
Koito Manufacturing Co. Ltd. (Japan)	15,100	786,989
Leoni AG (Germany)	17,873	918,541
Minth Group Ltd. (China)	70,000	282,246
Musashi Seimitsu Industry Co. Ltd. (Japan)	8,700	222,669
Nifco, Inc. (Japan)	4,300	216,107
Nippon Seiki Co. Ltd. (Japan)	17,000	366,294
Press Kogyo Co. Ltd. (Japan)	59,200	296,903
S&T Motiv Co. Ltd. (South Korea)	2,373	105,198
Stanley Electric Co. Ltd. (Japan)	23,900	683,284

	Shares	Value
COMMON STOCKS (Continued)
Auto Components (cont’d.)
Sumitomo Rubber Industries Ltd. (Japan)	7,800	$133,084
Weifu High-Technology Group Co. Ltd.
(China) (Class B Stock)(g)	59,511	135,587
Workhorse Group, Inc.*(a)	15,300	40,239

		6,504,023

Automobiles — 0.6%
Ferrari NV (Italy)	3,203	238,175
Honda Motor Co. Ltd. (Japan)	49,300	1,488,320
Mitsubishi Motors Corp. (Japan)	81,100	486,501
Suzuki Motor Corp. (Japan)	12,700	527,478
Tesla, Inc.*(a)	7,536	2,097,269
Toyota Motor Corp. (Japan)(a)	17,500	949,862

		5,787,605

Banks — 5.4%
Access National Corp.(a)	1,400	42,027
Auburn National Bancorporation, Inc.	390	12,893
Axis Bank Ltd. (India), GDR, RegS	20,977	796,077
Bank Central Asia Tbk PT (Indonesia)	682,600	847,550
Bank of the Ryukyus Ltd. (Japan)	10,800	155,465
Bankia SA (Spain)(a)	379,110	431,542
BankUnited, Inc.	1,300	48,503
BNC Bancorp	2,676	93,794
BNP Paribas SA (France)	33,782	2,247,998
Boston Private Financial Holdings, Inc.	11,925	195,569
CIT Group, Inc.	5,061	217,269
Citigroup, Inc.	26,434	1,581,282
Citizens Financial Group, Inc.	10,154	350,821
Citizens First Corp.	350	6,598
Commerzbank AG (Germany)	41,131	372,661
Community Bankers Trust Corp.*	1,100	8,800
County Bancorp, Inc.	600	17,436
DNB ASA (Norway)	63,643	1,010,560
Eagle Bancorp, Inc.*	4,130	246,561
East West Bancorp, Inc.	7,831	404,158
Erste Group Bank AG (Austria)*	49,437	1,609,767
Farmers Capital Bank Corp.	2,290	92,516
Fifth Third Bancorp	44,537	1,131,240
FinecoBank Banca Fineco SpA (Italy)	26,600	180,893
First Business Financial Services, Inc.	2,800	72,688
First Internet Bancorp	4,930	145,435
First Republic Bank	5,567	522,240
First US Bancshares, Inc.	2,000	24,740
Fukuoka Financial Group, Inc. (Japan)	38,000	165,062
Grupo Financiero Santander Mexico SAB de CV (Mexico) (Class B Stock), ADR	105,000	948,150
Hawthorn Bancshares, Inc.	699	14,469
HDFC Bank Ltd. (India), ADR	16,145	1,214,427
Home BancShares, Inc.	9,880	267,452
HSBC Holdings PLC (United Kingdom), (QMTF)	71,833	585,930
ING Groep NV (Netherlands)	78,460	1,185,085
Investors Bancorp, Inc.	17,671	254,109
JPMorgan Chase & Co.	127,405	11,191,255
KBC Group NV (Belgium)	6,827	452,583
KeyCorp	53,965	959,498
Lloyds Banking Group PLC (United Kingdom)	1,924,408	1,600,491

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
National Bank of Canada (Canada)	14,850	$623,547
Nordea Bank AB (Sweden)	111,797	1,275,474
Park National Corp.	2,390	251,428
Plumas Bancorp	500	9,000
PNC Financial Services Group, Inc. (The)	13,813	1,660,875
Preferred Bank	2,044	109,681
Renasant Corp.	6,430	255,207
Royal Bank of Scotland Group PLC (United Kingdom)*	499,980	1,516,060
Signature Bank*	1,989	295,148
Sussex Bancorp	500	12,250
SVB Financial Group*	281	52,291
Svenska Handelsbanken AB (Sweden) (Class A Stock)(a)	120,511	1,651,490
TCF Financial Corp.	16,215	275,979
Turkiye Garanti Bankasi A/S (Turkey)	161,142	392,963
U.S. Bancorp	72,906	3,754,659
UniCredit SpA (Italy)	45,100	695,233
United Bancorp, Inc.	700	8,400
United Overseas Bank Ltd. (Singapore)	49,100	775,548
Unity Bancorp, Inc.	1,540	26,103
Van Lanschot NV (Netherlands), CVA	7,305	174,489
Wells Fargo & Co.	113,032	6,291,361

		51,812,780

Beverages — 0.7%
Baron de Ley (Spain)*	820	100,899
Coca-Cola Bottling Co. Consolidated	210	43,264
Coca-Cola Co. (The)	7,212	306,077
Coca-Cola West Co. Ltd. (Japan)(a)	8,100	261,711
Constellation Brands, Inc. (Class A Stock)	926	150,077
Diageo PLC (United Kingdom)	20,475	586,305
Dr. Pepper Snapple Group, Inc.	15,761	1,543,317
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	10,100	568,106
Molson Coors Brewing Co. (Class B Stock)	287	27,469
Monster Beverage Corp.*	1,972	91,047
National Beverage Corp.(a)	3,530	298,391
PepsiCo, Inc.	26,107	2,920,329

		6,896,992

Biotechnology — 1.3%
Abcam PLC (United Kingdom)	31,758	328,710
Acceleron Pharma, Inc.*	3,520	93,174
Alexion Pharmaceuticals, Inc.*	7,639	926,152
Alkermes PLC*	3,660	214,109
Alnylam Pharmaceuticals, Inc.*(a)	4,033	206,691
Aquinox Pharmaceuticals, Inc. (Canada)*(a)	1,377	22,982
Biogen, Inc.*	4,805	1,313,783
BioMarin Pharmaceutical, Inc.*	4,295	377,015
Bluebird Bio, Inc.*(a)	2,150	195,435
Celgene Corp.*	10,512	1,308,008
Celldex Therapeutics, Inc.*(a)	10,002	36,107
Genus PLC (United Kingdom)	5,443	117,451
Gilead Sciences, Inc.	3,161	214,695
Grifols SA (Spain)	9,769	239,683
Grifols SA (Spain), ADR	110,964	2,094,446
Incyte Corp.*	3,733	498,990
Ionis Pharmaceuticals, Inc.*	4,879	196,136

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Regeneron Pharmaceuticals, Inc.*	965	$373,947
Seattle Genetics, Inc.*(a)	3,533	222,084
Shire PLC	21,667	1,262,471
Shire PLC, ADR	1,792	312,220
TESARO, Inc.*(a)	3,596	553,317
United Therapeutics Corp.*	1,395	188,855
Vertex Pharmaceuticals, Inc.*	12,202	1,334,289

		12,630,750

Building Products — 0.6%
American Woodmark Corp.*	2,340	214,811
Apogee Enterprises, Inc.(a)	4,290	255,727
DIRTT Environmental Solutions (Canada)*	27,296	143,474
Fortune Brands Home & Security, Inc.	997	60,667
Inwido AB (Sweden)	9,293	111,910
Johnson Controls International PLC	92,559	3,898,585
Lindab International AB (Sweden)	14,850	126,097
NCI Building Systems, Inc.*	7,112	121,971
Reliance Worldwide Corp. Ltd. (Australia)	44,352	97,632
Sanwa Holdings Corp. (Japan)	33,000	309,748
Tarkett SA (France)*	3,975	171,739
Tyman PLC (United Kingdom)	38,394	155,251

		5,667,612

Capital Markets — 3.0%
Ameriprise Financial, Inc.	13,239	1,716,834
Ashford, Inc.*	1,247	70,032
Avanza Bank Holding AB (Sweden)	5,237	196,731
Banca Generali SpA (Italy)	7,325	191,460
Bank of New York Mellon Corp. (The)	96,715	4,567,849
BT Investment Management Ltd. (Australia)	24,701	188,640
CBOE Holdings, Inc.	11,821	958,328
Charles Schwab Corp. (The)	51,085	2,084,779
CME Group, Inc.	2,041	242,471
GAM Holding AG (Switzerland)*	40,078	493,846
Goldman Sachs Group, Inc. (The)	570	130,940
Greenhill & Co., Inc.	48	1,406
Intercontinental Exchange, Inc.	33,190	1,987,085
Intermediate Capital Group PLC (United Kingdom)	16,272	144,138
Investec PLC (South Africa)	139,589	951,835
IP Group PLC (United Kingdom)*	41,551	81,581
Julius Baer Group Ltd. (Switzerland)*	21,620	1,080,050
Morgan Stanley	125,119	5,360,098
Northern Trust Corp.	4,038	349,610
Rathbone Brothers PLC (United Kingdom)	3,301	98,879
S&P Global, Inc.	4,373	571,726
Saigon Securities, Inc. (Vietnam)	109,636	114,947
SEI Investments Co.	5,703	287,659
State Street Corp.	46,583	3,708,473
TD Ameritrade Holding Corp.	79,282	3,080,899
Vostok New Ventures Ltd. (Sweden), SDR*	19,254	149,565
Waddell & Reed Financial, Inc. (Class A Stock)(a)	3,281	55,777

		28,865,638

Chemicals — 1.5%
Air Liquide SA (France)(a)	6,534	746,046
Air Products & Chemicals, Inc.	7,863	1,063,785

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Air Water, Inc. (Japan)	29,000	$536,202
Ashland Global Holdings, Inc.	6,683	827,422
Balchem Corp.	940	77,475
Calgon Carbon Corp.	8,659	126,421
Celanese Corp. (Class A Stock)	3,380	303,693
CF Industries Holdings, Inc.(a)	31,821	933,946
E.I. du Pont de Nemours & Co.	16,577	1,331,630
Ecolab, Inc.	2,744	343,933
Fufeng Group Ltd. (China)*(g)	443,000	357,090
GCP Applied Technologies, Inc.*	1,207	39,409
Incitec Pivot Ltd. (Australia)	259,713	745,623
JSR Corp. (Japan)	33,500	566,821
Kansai Paint Co. Ltd. (Japan)	16,000	341,461
Koninklijke DSM NV (Netherlands)	12,893	871,946
Linde AG (Germany)	4,207	700,977
Nihon Parkerizing Co. Ltd. (Japan)	8,200	101,855
Nippon Shokubai Co. Ltd. (Japan)	13,400	914,404
Nippon Soda Co. Ltd. (Japan)	27,000	149,601
NOF Corp. (Japan)	12,000	127,669
PPG Industries, Inc.	94	9,878
Praxair, Inc.	4,759	564,417
RPM International, Inc.	26,121	1,437,439
Sherwin-Williams Co. (The)	547	169,674
Sumitomo Seika Chemicals Co. Ltd. (Japan)	5,100	217,497
Syngenta AG (Switzerland)	939	414,701
Taiyo Holdings Co. Ltd. (Japan)	4,600	201,935
Victrex PLC (United Kingdom)	16,124	384,272
WR Grace & Co.	3,457	240,987

		14,848,209

Commercial Services & Supplies — 0.3%
ARC Document Solutions, Inc.*	12,202	42,097
Brambles Ltd. (Australia)	35,803	255,685
Clean Harbors, Inc.*	2,880	160,186
Covanta Holding Corp.(a)	4,500	70,650
Downer EDI Ltd. (Australia)	161,455	714,499
Edenred (France)	7,232	170,692
Healthcare Services Group, Inc.	4,511	194,379
KAR Auction Services, Inc.	3,511	153,325
Prosegur Cia de Seguridad SA (Spain)	22,656	136,147
Serco Group PLC (United Kingdom)*	168,424	243,390
Stericycle, Inc.*	6,504	539,117
Waste Connections, Inc. (Canada)	9,011	794,950

		3,475,117

Communications Equipment — 0.5%
Brocade Communications Systems, Inc.	16,048	200,279
Cisco Systems, Inc.	70,781	2,392,398
Harris Corp.	8,422	937,116
Lumentum Holdings, Inc.*(a)	3,577	190,833
MRV Communications, Inc.*	4,800	50,640
Palo Alto Networks, Inc.*	2,507	282,489
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)(a)	58,685	391,803
Viavi Solutions, Inc.*	13,787	147,797

		4,593,355

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering — 0.1%
Chicago Bridge & Iron Co. NV	5,510	$169,433
Comfort Systems USA, Inc.	6,319	231,591
SPIE SA (France)	8,308	200,204

		601,228

Construction Materials — 0.1%
Fletcher Building Ltd. (New Zealand)	62,714	365,343
Martin Marietta Materials, Inc.	1,137	248,150
Vulcan Materials Co.	1,067	128,552

		742,045

Consumer Finance — 0.4%
Ally Financial, Inc.	11,600	235,827
American Express Co.	7,559	597,992
Credit Saison Co. Ltd. (Japan)	61,000	1,093,181
Credito Real SAB de CV SOFOM ER (Mexico)*	37,759	52,981
SLM Corp.*	55,277	668,852
Synchrony Financial	25,010	857,843

		3,506,676

Containers & Packaging — 0.7%
Amcor Ltd. (Australia)	86,578	995,854
Ball Corp.	46,855	3,479,452
Graphic Packaging Holding Co.	19,700	253,539
Huhtamaki OYJ (Finland)	4,075	145,014
International Paper Co.	25,572	1,298,546
Packaging Corp. of America	2,522	231,066
Silgan Holdings, Inc.	2,080	123,469

		6,526,940

Distributors — 0.0%
Core-Mark Holding Co., Inc.	4,000	124,760
Paltac Corp. (Japan)	8,700	242,622

		367,382

Diversified Consumer Services — 0.2%
Benesse Holdings, Inc. (Japan)	36,700	1,148,787
Bright Horizons Family Solutions, Inc.*	2,240	162,378
Graham Holdings Co. (Class B Stock)	110	65,951
Service Corp. International	6,730	207,822
TAL Education Group (China), ADR*(a)	2,400	255,768

		1,840,706

Diversified Financial Services — 0.1%
Banca Mediolanum SpA (Italy)	91,178	667,071
Cerved Information Solutions SpA (Italy)	11,397	110,156
Japan Securities Finance Co. Ltd. (Japan)	37,100	197,569

		974,796

Diversified Telecommunication Services — 0.8%
ATN International, Inc.	1,870	131,685
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	115,814	207,995
KT Corp. (South Korea)	3,046	86,946
KT Corp. (South Korea), ADR	20,141	338,973
Nippon Telegraph & Telephone Corp. (Japan)	65,400	2,796,067
Straight Path Communications, Inc. (Class B Stock)*(a)	3,270	117,622

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
TDC A/S (Denmark)	68,715	$353,901
Telecom Italia SpA (Italy), RSP*	391,500	285,828
Telefonica Deutschland Holding AG (Germany)	324,352	1,608,076
Telefonica SA (Spain)	109,267	1,223,065
Verizon Communications, Inc.	15,198	740,903

		7,891,061

Electric Utilities — 1.7%
American Electric Power Co., Inc.	27,719	1,860,776
Edison International	22,354	1,779,602
EDP - Energias do Brasil SA (Brazil)	216,898	963,037
Eversource Energy	10,121	594,912
Exelon Corp.	54,834	1,972,927
Great Plains Energy, Inc.	27,620	807,056
Hawaiian Electric Industries, Inc.	7,700	256,487
Iberdrola SA (Spain)	145,810	1,041,800
NextEra Energy, Inc.	26,464	3,397,184
OGE Energy Corp.	5,668	198,267
PG&E Corp.	43,322	2,874,848
Southern Co. (The)	5,217	259,702
Spark Energy, Inc. (Class A Stock)(a)	7,000	223,650
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	21,630	158,567

		16,388,815

Electrical Equipment — 0.4%
Generac Holdings, Inc.*	6,875	256,300
Kendrion NV (Netherlands)	4,352	139,038
Mitsubishi Electric Corp. (Japan)	77,200	1,112,321
Prysmian SpA (Italy)	16,199	428,261
Schneider Electric SE (France)	22,381	1,644,309
Sensata Technologies Holding NV*(a)	13,442	587,012
Teco Electric and Machinery Co. Ltd. (Taiwan)	83,000	84,389

		4,251,630

Electronic Equipment, Instruments & Components — 0.6%
Avnet, Inc.	6,760	309,338
Cognex Corp.	3,688	309,608
Hexagon AB (Sweden) (Class B Stock)	26,462	1,062,046
Horiba Ltd. (Japan)	4,200	225,861
IPG Photonics Corp.*	1,650	199,155
Iteris, Inc.*	4,300	23,392
Keysight Technologies, Inc.*	5,440	196,602
Kyocera Corp. (Japan)	18,700	1,044,720
LightPath Technologies, Inc. (Class A Stock)*(a)	34,900	95,626
LRAD Corp.	25,400	38,354
Nippon Ceramic Co. Ltd. (Japan)	8,000	174,154
Oxford Instruments PLC (United Kingdom)	17,669	181,050
Renishaw PLC (United Kingdom)	2,924	113,854
Sinbon Electronics Co. Ltd. (Taiwan)	52,529	128,992
TE Connectivity Ltd.	21,135	1,575,614
Venture Corp. Ltd. (Singapore)	21,100	173,011
VeriFone Systems, Inc.*	4,817	90,222
Zebra Technologies Corp. (Class A Stock)*	2,119	193,359

		6,134,958

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services — 0.1%
Dril-Quip, Inc.*(a)	4,420	$241,111
Natural Gas Services Group, Inc.*	5,200	135,460
Oceaneering International, Inc.	8,989	243,422
Oil States International, Inc.*	7,100	235,365
Schlumberger Ltd.	3,037	237,190
Superior Energy Services, Inc.*	14,404	205,401
Weatherford International PLC*	815	5,420
WorleyParsons Ltd. (Australia)*	27,794	233,649

		1,537,018

Equity Real Estate Investment Trusts (REITs) — 4.8%
Acadia Realty Trust	16,991	510,749
Alexandria Real Estate Equities, Inc.(a)	7,106	785,355
American Campus Communities, Inc.	9,924	472,283
American Homes 4 Rent (Class A Stock)	8,775	201,473
American Tower Corp.	35,642	4,331,929
Ashford Hospitality Prime, Inc.	9,718	103,108
Ashford Hospitality Trust, Inc.	440	2,803
AvalonBay Communities, Inc.	10,216	1,875,658
Axiare Patrimonio SOCIMI SA (Spain)	25,335	378,308
Boston Properties, Inc.	6,838	905,420
Camden Property Trust	13,742	1,105,681
Care Capital Properties, Inc.	6,500	174,655
Colony NorthStar, Inc. (Class A Stock)	15,888	205,114
Concentradora Fibra Danhos SA de CV (Mexico)	70,000	115,905
Crown Castle International Corp.	22,629	2,137,309
DCT Industrial Trust, Inc.	18,656	897,727
Douglas Emmett, Inc.	29,498	1,132,723
EastGroup Properties, Inc.(a)	4,399	323,458
Education Realty Trust, Inc.	4,761	194,487
Equinix, Inc.	821	328,704
Equity Residential(a)	26,246	1,633,026
Essex Property Trust, Inc.	5,977	1,383,855
Federal Realty Investment Trust	5,794	773,499
Fibra Uno Administracion SA de CV (Mexico)	204,200	349,127
First Potomac Realty Trust	14,897	153,141
Gecina SA (France)	7,857	1,065,325
GEO Group, Inc. (The)	5,200	241,124
GGP, Inc.(a)	74,163	1,719,098
Healthcare Realty Trust, Inc.(a)	25,686	834,795
Highwoods Properties, Inc.	7,857	386,014
Hoshino Resorts REIT, Inc. (Japan)	34	179,411
Host Hotels & Resorts, Inc.(a)	29,772	555,546
Hudson Pacific Properties, Inc.	12,710	440,274
Independence Realty Trust, Inc.	1,351	12,659
Investors Real Estate Trust(a)	34,107	202,255
Iron Mountain, Inc.	5,838	208,241
Kilroy Realty Corp.	11,214	808,305
Kimco Realty Corp.	31,864	703,876
Macerich Co. (The)(a)	16,094	1,036,454
MGM Growth Properties LLC (Class A Stock)(a)	10,091	272,962
Mitsui Fudosan Logistics Park, Inc. (Japan)* .	53	156,470
Mori Hills REIT Investment Corp. (Japan)	115	154,220
NorthStar Realty Europe Corp.	13,492	156,372
Paramount Group, Inc.	38,930	631,055
Pebblebrook Hotel Trust(a)	11,925	348,329

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Power REIT*	392	$2,552
Prologis, Inc.	30,485	1,581,562
PS Business Parks, Inc.	2,729	313,180
Public Storage	6,107	1,336,883
Ramco-Gershenson Properties Trust	11,607	162,730
Rayonier, Inc.	4,890	138,583
Regency Centers Corp.	19,176	1,273,095
RLJ Lodging Trust(a)	17,724	416,691
SBA Communications Corp.*	2,851	343,175
Select Income REIT	9,897	255,244
Simon Property Group, Inc.	12,152	2,090,509
SL Green Realty Corp.(a)	11,032	1,176,232
STAG Industrial, Inc.	6,278	157,076
Sunstone Hotel Investors, Inc.	31,772	487,065
Taubman Centers, Inc.	3,610	238,332
Terreno Realty Corp.	14,164	396,592
Urban Edge Properties	34,084	896,409
VEREIT, Inc.	110,565	938,697
Vornado Realty Trust	8,918	894,565
Weingarten Realty Investors	18,076	603,558
Weyerhaeuser Co.	43,382	1,474,120
Xenia Hotels & Resorts, Inc.	5,600	95,592

		45,860,724

Food & Staples Retailing — 1.1%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	14,942	675,050
Casey’s General Stores, Inc.(a)	2,070	232,358
Costco Wholesale Corp.	3,845	644,768
CP ALL PCL (Thailand)	261,400	448,821
CVS Health Corp.	7,923	621,956
Empire Co. Ltd. (Canada) (Class A Stock)	25,300	386,582
GS Retail Co. Ltd. (South Korea)	3,375	159,081
Koninklijke Ahold Delhaize NV (Netherlands)	38,523	823,232
Majestic Wine PLC (United Kingdom)	33,141	133,833
PriceSmart, Inc.	720	66,384
Rite Aid Corp.*	35,533	151,015
Seven & i Holdings Co. Ltd. (Japan)	31,300	1,229,578
Sprouts Farmers Market, Inc.*(a)	5,212	120,501
United Natural Foods, Inc.*	2,080	89,918
Walgreens Boots Alliance, Inc.	55,488	4,608,278
Wal-Mart Stores, Inc.	6,732	485,243

		10,876,598

Food Products — 1.5%
Bunge Ltd.	12,484	989,482
Cal-Maine Foods, Inc.(a)	3,420	125,856
China Mengniu Dairy Co. Ltd. (China)	303,000	628,305
CJ CheilJedang Corp. (South Korea)	398	125,634
Dean Foods Co.	4,600	90,436
Edita Food Industries SAE (Egypt), GDR, 144A(g)	3,964	25,065
Edita Food Industries SAE (Egypt), GDR, RegS(g)	10,319	64,442
Ezaki Glico Co. Ltd. (Japan)	2,500	121,587
Farmer Brothers Co.*	4,520	159,782
Flowers Foods, Inc.	2,975	57,745
General Mills, Inc.	7,065	416,906
Hain Celestial Group, Inc. (The)*	3,020	112,344

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Ingredion, Inc.	1,960	$236,043
Mayora Indah Tbk PT (Indonesia)(g)	1,244,000	198,804
McCormick & Co., Inc.	4,198	409,515
Mondelez International, Inc. (Class A Stock)	37,632	1,621,187
Nestle SA (Switzerland)	51,464	3,949,953
Sakata Seed Corp. (Japan)	4,100	128,840
Tyson Foods, Inc. (Class A Stock)	77,556	4,785,981
Zhou Hei Ya International Holdings Co. Ltd. (China), 144A*	306,000	310,562

		14,558,469

Gas Utilities — 0.2%
Atmos Energy Corp.	13,076	1,032,873
Gas Natural SDG SA (Spain)	14,483	316,799
National Fuel Gas Co.(a)	2,837	169,142
WGL Holdings, Inc.	3,350	276,476

		1,795,290

Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	21,692	963,342
ABIOMED, Inc.*	1,820	227,863
Alere, Inc.*	2,250	89,393
Align Technology, Inc.*	1,260	144,535
Ambu A/S (Denmark) (Class B Stock)	5,009	215,203
Becton, Dickinson and Co.	27,357	5,018,368
BioLife Solutions, Inc.*	15,500	32,395
BioMerieux (France)	923	156,173
C.R. Bard, Inc.	189	46,974
Cochlear Ltd. (Australia)	2,627	271,375
ConvaTec Group PLC (United Kingdom), 144A*	135,639	473,163
Cooper Cos., Inc. (The)	2,890	577,682
Danaher Corp.	67,748	5,794,486
DENTSPLY SIRONA, Inc.	18,568	1,159,386
DexCom, Inc.*	3,230	273,678
Eiken Chemical Co. Ltd. (Japan)	4,600	127,731
Elekta AB (Sweden) (Class B Stock)	15,399	150,422
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand) (Class C Stock)	52,611	357,514
GN Store Nord A/S (Denmark)	22,269	519,873
Hologic, Inc.*	30,761	1,308,881
Insulet Corp.*	4,241	182,745
Intuitive Surgical, Inc.*	2,808	2,152,248
LivaNova PLC*	12,076	591,845
Medtronic PLC	51,728	4,167,208
Nakanishi, Inc. (Japan)	2,300	89,596
Nevro Corp.*(a)	990	92,763
Nikkiso Co. Ltd. (Japan)	18,000	206,237
Olympus Corp. (Japan)	16,200	625,264
Osstem Implant Co. Ltd. (South Korea)*	3,151	147,413
ResMed, Inc.	2,058	148,114
Smith & Nephew PLC (United Kingdom)	57,357	873,304
STERIS PLC	2,780	193,099
Stryker Corp.	18,787	2,473,309
Teleflex, Inc.	1,410	273,159
West Pharmaceutical Services, Inc.	1,680	137,105
Wright Medical Group NV*(a)	6,636	206,512

		30,468,358

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services — 2.1%
Aetna, Inc.	29,266	$3,732,878
AmerisourceBergen Corp.	3,444	304,793
Amplifon SpA (Italy)	20,469	246,495
Anthem, Inc.	10,033	1,659,258
Centene Corp.*	4,992	355,730
Chemed Corp.	830	151,633
Cigna Corp.	7,004	1,026,016
Diplomat Pharmacy, Inc.*(a)	2,610	41,630
Fresenius SE & Co. KGaA (Germany)	12,865	1,033,783
Georgia Healthcare Group PLC (Georgia), 144A*(g)	38,320	175,604
HCA Holdings, Inc.*	35,425	3,152,471
Henry Schein, Inc.*	137	23,286
Humana, Inc.	4,130	851,358
Integrated Diagnostics Holdings PLC (Egypt), 144A(g)	25,690	80,924
McKesson Corp.	3,768	558,644
MEDNAX, Inc.*(a)	2,666	184,967
Miraca Holdings, Inc. (Japan)	16,800	771,391
Molina Healthcare, Inc.*	211	9,622
Odontoprev SA (Brazil)	31,600	113,859
Primary Health Care Ltd. (Australia)	137,924	376,145
Select Medical Holdings Corp.*	11,775	157,196
UnitedHealth Group, Inc.	33,859	5,553,215
WellCare Health Plans, Inc.*	470	65,899

		20,626,797

Health Care Technology — 0.0%
athenahealth, Inc.*(a)	1,503	169,373
Simulations Plus, Inc.	9,400	110,450

		279,823

Hotels, Restaurants & Leisure — 1.3%
Alsea SAB de CV (Mexico)	27,000	90,206
Aramark	2,200	81,113
Bloomin’ Brands, Inc.	8,147	160,740
Brinker International, Inc.(a)	2,540	111,658
Buffalo Wild Wings, Inc.*	440	67,209
Carnival Corp.	11,553	680,587
Carrols Restaurant Group, Inc.*	6,500	91,975
Cheesecake Factory, Inc. (The)	1,240	78,566
Denny’s Corp.*	12,915	159,759
Domino’s Pizza, Inc.	1,691	311,651
Dunkin’ Brands Group, Inc.	1,400	76,552
Hilton Grand Vacations, Inc.*	1,442	41,328
Hilton Worldwide Holdings, Inc.	28,861	1,687,214
Las Vegas Sands Corp.	18,873	1,077,082
Marriott International, Inc. (Class A Stock)	20,011	1,884,636
McDonald’s Corp.	1,917	248,462
MGM Resorts International	46,369	1,270,511
Norwegian Cruise Line Holdings Ltd.*	23,695	1,202,047
Paddy Power Betfair PLC (Ireland)	1,486	159,798
Penn National Gaming, Inc.*	8,854	163,179
Round One Corp. (Japan)	10,800	85,868
Royal Caribbean Cruises Ltd.	4,877	478,482
Skylark Co. Ltd. (Japan)	14,800	216,980
Starbucks Corp.	5,310	310,051
William Hill PLC (United Kingdom)	176,137	642,340

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Yum! Brands, Inc.	16,837	$1,075,884

		12,453,878

Household Durables — 0.4%
Cairn Homes PLC (Ireland)*	96,649	151,370
DFS Furniture PLC (United Kingdom)	39,401	125,891
Fujitsu General Ltd. (Japan)	24,000	476,764
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)*(g)	52,700	243,162
Haier Electronics Group Co. Ltd. (Hong Kong)	105,000	240,655
Hangzhou Robam Appliances Co. Ltd. (China) (Class A Stock)	28,064	202,481
Hanssem Co. Ltd. (South Korea)	872	171,554
Lennar Corp. (Class A Stock)	12,166	622,778
MDC Holdings, Inc.	5,978	179,639
Panasonic Corp. (Japan)	38,300	433,449
Skyline Corp.*	15,488	145,897
Suofeiya Home Collection Co. Ltd. (China) (Class A Stock)*	24,800	248,647
Tempur Sealy International, Inc.*(a)	8,290	385,153
Toll Brothers, Inc.*	5,000	180,550
UCP, Inc. (Class A Stock)*	11,267	114,360

		3,922,350

Household Products — 0.6%
Colgate-Palmolive Co.	23,740	1,737,531
Procter & Gamble Co. (The)	17,936	1,611,550
Reckitt Benckiser Group PLC (United Kingdom)	10,880	993,251
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	35,405	1,140,972

		5,483,304

Independent Power & Renewable Electricity Producers — 0.1%
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	331,000	257,465
Electric Power Development Co. Ltd. (Japan)	7,100	166,843
NRG Energy, Inc.	26,146	488,930

		913,238

Industrial Conglomerates — 1.4%
Carlisle Cos., Inc.	207	22,027
CK Hutchison Holdings Ltd. (Hong Kong)	246,612	3,036,270
DCC PLC (United Kingdom)	3,470	305,472
General Electric Co.	50,018	1,490,536
Honeywell International, Inc.	27,467	3,429,804
Jardine Matheson Holdings Ltd. (Hong Kong)	15,400	989,450
Roper Technologies, Inc.	18,974	3,917,941

		13,191,500

Insurance — 3.7%
AIA Group Ltd. (Hong Kong)	555,600	3,506,923
American International Group, Inc.	30,975	1,933,769
Aon PLC	9,797	1,162,806
Argo Group International Holdings Ltd.	1,140	77,291
Aspen Insurance Holdings Ltd. (Bermuda)	2,940	153,027
Aviva PLC (United Kingdom)	383,059	2,556,172

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Axis Capital Holdings Ltd.	4,260	$285,548
BB Seguridade Participacoes SA (Brazil)	73,900	692,119
Chubb Ltd.	18,332	2,497,735
CNA Financial Corp.	4,576	202,122
CNO Financial Group, Inc.	7,653	156,887
Direct Line Insurance Group PLC (United Kingdom)	120,743	525,332
Everest Re Group Ltd.	705	164,836
First American Financial Corp.	5,686	223,346
FNF Group	1,627	63,355
Hanover Insurance Group, Inc. (The)	2,090	188,225
Investors Title Co.	290	45,864
Korean Reinsurance Co. (South Korea)	12,143	125,963
Markel Corp.*	305	297,637
Marsh & McLennan Cos., Inc.	57,458	4,245,572
MetLife, Inc.	37,296	1,969,975
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	1,334	261,134
Old Republic International Corp.	13,104	268,370
Progressive Corp. (The)	19,721	772,669
Prudential PLC (United Kingdom)	93,330	1,971,434
RSA Insurance Group PLC (United Kingdom)	97,266	714,311
Sampo OYJ (Finland) (Class A Stock)	26,232	1,244,732
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	2,546	610,415
Tokio Marine Holdings, Inc. (Japan)	52,900	2,235,785
Willis Towers Watson PLC	16,728	2,189,528
XL Group Ltd. (Bermuda)	64,834	2,584,283
Zurich Insurance Group AG (Switzerland)	5,067	1,352,183

		35,279,348

Internet & Direct Marketing Retail — 2.5%
Amazon.com, Inc.*	14,313	12,689,047
Ctrip.com International Ltd. (China), ADR*(a)	23,286	1,144,507
Groupon, Inc.*	713	2,802
Netflix, Inc.*	8,116	1,199,626
Priceline Group, Inc. (The)*	4,392	7,817,628
Shop Apotheke Europe NV (Netherlands), 144A*	2,735	79,340
Takkt AG (Germany)	5,996	139,049
Wayfair, Inc. (Class A Stock)*(a)	4,810	194,757
Yoox Net-A-Porter Group SpA (Italy)*	19,029	452,291

		23,719,047

Internet Software & Services — 3.2%
2U, Inc.*(a)	3,000	118,980
58.com, Inc. (China), ADR*(a)	14,376	508,767
Addcn Technology Co. Ltd. (Taiwan)*(g)	10,836	79,591
AfreecaTV Co. Ltd. (South Korea)	6,586	124,040
Alibaba Group Holding Ltd. (China), ADR*(a)	29,659	3,198,130
Alphabet, Inc. (Class A Stock)*	2,755	2,335,689
Alphabet, Inc. (Class C Stock)*	8,062	6,687,913
Baidu, Inc. (China), ADR*	2,679	462,181
Cornerstone OnDemand, Inc.*	74	2,878
CoStar Group, Inc.*	868	179,867
Facebook, Inc. (Class A Stock)*	53,109	7,544,133

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
Gogo, Inc.*(a)	4,910	$54,010
j2 Global, Inc.	2,410	202,223
Just Eat PLC (United Kingdom)*	40,078	283,862
Kakaku.com, Inc. (Japan)	9,600	131,055
Mail.Ru Group Ltd. (Russia), GDR, RegS*	6,824	150,810
MercadoLibre, Inc. (Argentina)	6,674	1,411,351
NAVER Corp. (South Korea)	1,157	884,715
Pandora Media, Inc.*(a)	15,258	180,197
RetailMeNot, Inc.*	10,614	85,973
Scout24 AG (Germany), 144A*	15,579	520,140
Shopify, Inc. (Canada) (Class A Stock)*	4,097	279,459
Takeaway.Com Holding BV (Netherlands), 144A*	5,608	188,888
Tencent Holdings Ltd. (China)	124,900	3,598,309
Twitter, Inc.*(a)	5,400	80,730
VeriSign, Inc.*(a)	4,432	386,072
Yahoo Japan Corp. (Japan)(a)	200,600	930,072
YY, Inc. (China), ADR*(a)	5,000	230,550
Zillow Group, Inc. (Class A Stock)*	3,950	133,550
Zillow Group, Inc. (Class C Stock)*	320	10,774

		30,984,909

IT Services — 2.8%
Accenture PLC (Class A Stock)	11,533	1,382,576
Amadeus IT Group SA (Spain)	26,234	1,329,244
Automatic Data Processing, Inc.	10,642	1,089,634
Black Knight Financial Services, Inc. (Class A Stock)*(a)	12,496	478,597
Booz Allen Hamilton Holding Corp.	900	31,851
CSG Systems International, Inc.	4,842	183,076
EPAM Systems, Inc.*	5,110	385,907
Fidelity National Information Services, Inc.	16,784	1,336,342
First Data Corp. (Class A Stock)*	12,300	190,650
Fiserv, Inc.*	13,598	1,567,985
FleetCor Technologies, Inc.*	3,944	597,240
Gartner, Inc.*	199	21,490
Global Payments, Inc.	2,033	164,022
Helios & Matheson Analytics, Inc.*(a)	24,300	68,769
Indra Sistemas SA (Spain)*	39,119	498,693
Infosys Ltd. (India), ADR(a)	39,786	628,619
Jack Henry & Associates, Inc.	2,431	226,326
Leidos Holdings, Inc.	1,480	75,687
Mastercard, Inc. (Class A Stock)	43,927	4,940,470
MAXIMUS, Inc.	2,910	181,002
PayPal Holdings, Inc.*	59,947	2,578,920
Paysafe Group PLC (Isle of Man)*	41,619	243,989
Sabre Corp.	10,900	230,971
Syntel, Inc.	2,650	44,600
Travelport Worldwide Ltd.	6,200	72,973
TravelSky Technology Ltd. (China) (Class H Stock)	110,000	259,917
Visa, Inc. (Class A Stock)(a)	82,103	7,296,494
WEX, Inc.*	2,740	283,590
Wipro Ltd. (India), ADR(a)	19,777	202,319
Wirecard AG (Germany)(a)	13,855	766,314

		27,358,267

Leisure Products — 0.2%
American Outdoor Brands Corp.*(a)	6,700	132,727

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Leisure Products (cont’d.)
Brunswick Corp.	4,885	$298,961
Mattel, Inc.	28,940	741,153
Polaris Industries, Inc.(a)	2,714	227,433
Spin Master Corp. (Canada), 144A*	253	7,361
Thule Group AB (Sweden), 144A	12,315	206,579

		1,614,214

Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	48,969	2,588,991
Bio-Techne Corp.	1,763	179,209
Cambrex Corp.*	4,350	239,468
Charles River Laboratories International, Inc.*	1,610	144,820
Eurofins Scientific SE (Luxembourg)*	608	264,407
Illumina, Inc.*	894	152,552
INC Research Holdings, Inc. (Class A Stock)*	3,810	174,689
PAREXEL International Corp.*	2,390	150,833
Quintiles IMS Holdings, Inc.*	592	47,674
Tecan Group AG (Switzerland)	2,055	328,135
Thermo Fisher Scientific, Inc.	27,390	4,207,104

		8,477,882

Machinery — 1.2%
Aalberts Industries NV (Netherlands)	4,994	186,155
Aumann AG (Germany), 144A*	1,731	100,088
Colfax Corp.*	4,779	187,624
Daifuku Co. Ltd. (Japan)	5,200	130,059
Douglas Dynamics, Inc.	5,225	160,146
FANUC Corp. (Japan)	2,100	432,330
Flowserve Corp.(a)	8,510	412,054
Fortive Corp.	27,359	1,647,559
Fujitec Co. Ltd. (Japan)	28,300	311,863
GEA Group AG (Germany)	22,963	975,552
Graco, Inc.	3,141	295,694
IDEX Corp.	70	6,546
Illinois Tool Works, Inc.	13,605	1,802,254
Lincoln Electric Holdings, Inc.	2,415	209,767
Lonking Holdings Ltd. (China)	500,000	151,424
Manitowoc Co., Inc. (The)*	110	627
METAWATER Co. Ltd. (Japan)	8,600	224,325
Middleby Corp. (The)*	2,025	276,311
Miura Co. Ltd. (Japan)	7,400	119,279
Nabtesco Corp. (Japan)	7,000	186,271
Norma Group SE (Germany)	6,413	302,869
Obara Group, Inc. (Japan)	7,500	332,908
Omega Flex, Inc.	1,530	73,119
Oshkosh Corp.	2,644	181,352
PACCAR, Inc.	4,249	285,533
Pentair PLC (United Kingdom)	9,460	593,899
Proto Labs, Inc.*	3,420	174,762
SFS Group AG (Switzerland)*	1,110	105,124
Spirax-Sarco Engineering PLC (United Kingdom)	2,728	163,080
Stabilus SA (Germany)	3,016	194,369
Stanley Black & Decker, Inc.	2,365	314,238
Trinity Industries, Inc.(a)	7,100	188,505
VAT Group AG (Switzerland), 144A*	1,886	205,463
WABCO Holdings, Inc.*	1,895	222,511

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Wabtec Corp.(a)	4,788	$373,464
Welbilt, Inc.*	4,410	86,568

		11,613,692

Marine — 0.1%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	208	344,517
Kirby Corp.*	2,216	156,339
SITC International Holdings Co. Ltd. (China)	281,000	193,096

		693,952

Media — 2.3%
A.H. Belo Corp. (Class A Stock)	20,867	128,332
Aimia, Inc. (Canada)	58,000	392,525
Altice NV (Netherlands) (Class A Stock)*	28,133	636,335
Ascential PLC (United Kingdom)	79,429	318,578
Astro Malaysia Holdings Bhd (Malaysia)	564,500	349,392
BEC World PCL (Thailand)(g)	120,300	60,916
BEC World PCL (Thailand), NVDR(g)	54,200	27,447
Charter Communications, Inc. (Class A Stock)*	1,414	462,830
Comcast Corp. (Class A Stock)	151,515	5,695,449
CTS Eventim AG & Co. KGaA (Germany)	5,270	203,864
CyberAgent, Inc. (Japan)	18,200	539,668
Daiichikosho Co. Ltd. (Japan)	3,500	140,911
Daily Journal Corp.*(a)	390	83,573
Ebiquity PLC (United Kingdom)(g)	44,697	63,947
Eutelsat Communications SA (France)	19,530	435,277
Gannett Co., Inc.	3,700	31,006
Huntsworth PLC (United Kingdom)	72,522	39,944
Liberty Broadband Corp. (Class C Stock)*	350	30,240
Liberty Global PLC (United Kingdom) (Class A Stock)*	5,964	213,929
Liberty Global PLC (United Kingdom) (Class C Stock)*	72,148	2,528,066
Liberty Global PLC LiLAC (United Kingdom) (Class A Stock)*	3,892	86,558
Liberty Global PLC LiLAC (United Kingdom) (Class C Stock)*	19,138	440,940
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	801	26,193
Liberty Media Corp.-Liberty Formula One (Class C Stock)*(a)	963	32,886
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	13,814	535,707
Live Nation Entertainment, Inc.*	2,000	60,740
Omnicom Group, Inc.(a)	14,039	1,210,302
Publicis Groupe SA (France)	10,278	717,614
Sirius XM Holdings, Inc.(a)	153,005	787,976
Surya Citra Media Tbk PT (Indonesia)	435,800	88,325
Tele Columbus AG (Germany), 144A*	27,453	233,707
Time Warner, Inc.	5,850	571,604
Twenty-First Century Fox, Inc. (Class B Stock)	55,419	1,761,216
Walt Disney Co. (The)	13,738	1,557,752
WPP PLC (United Kingdom)	56,895	1,247,083
YouGov PLC (United Kingdom)(g)	64,559	216,388

		21,957,220

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining — 0.4%
Acerinox SA (Spain)	9,915	$138,594
Antofagasta PLC (Chile)	24,083	251,441
Compass Minerals International, Inc.(a)	2,770	187,945
Franco-Nevada Corp. (Canada)	5,867	384,347
Hitachi Metals Ltd. (Japan)	45,900	645,617
Kaiser Aluminum Corp.	2,950	235,705
MMC Norilsk Nickel PJSC (Russia), ADR	34,631	544,399
Real Industry, Inc.*	13,600	38,760
Reliance Steel & Aluminum Co.	2,415	193,248
Royal Gold, Inc.	3,650	255,683
South32 Ltd. (Australia)	323,764	682,547

		3,558,286

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp.	14,510	288,604
Annaly Capital Management, Inc.	24,331	270,317
Apollo Commercial Real Estate Finance, Inc.	11,255	211,707
Cherry Hill Mortgage Investment Corp.	8,300	141,847
CIM Commercial Trust Corp.	1,400	22,540
CYS Investments, Inc.	16,859	134,029
Ellington Residential Mortgage REIT(a)	10,322	151,321
MTGE Investment Corp.	8,084	135,407
Redwood Trust, Inc.(a)	9,715	161,366
Sutherland Asset Management Corp.	8,108	117,161
Two Harbors Investment Corp.	9,300	89,187

		1,723,486

Multiline Retail — 0.4%
Dollar General Corp.	37,819	2,637,119
Next PLC (United Kingdom)	16,031	867,225
Tokmanni Group Corp. (Finland)	9,573	106,195

		3,610,539

Multi-Utilities — 0.4%
Black Hills Corp.(a)	2,095	139,255
DTE Energy Co.	15,738	1,607,007
National Grid PLC (United Kingdom)	51,948	659,078
Sempra Energy	8,603	950,632
WEC Energy Group, Inc.	3,031	183,770

		3,539,742

Oil, Gas & Consumable Fuels — 2.2%
Alon USA Energy, Inc.	4,904	59,780
Canadian Natural Resources Ltd. (Canada), (NYSE)	22,357	733,086
Canadian Natural Resources Ltd. (Canada), (TSX)	23,700	775,951
Cheniere Energy, Inc.*	390	18,435
Chevron Corp.	11,975	1,285,756
Diamondback Energy, Inc.*	1,757	182,227
Enbridge, Inc. (Canada)	32,224	1,348,252
Energen Corp.*	2,556	139,149
EOG Resources, Inc.	23,848	2,326,372
Exxon Mobil Corp.	12,636	1,036,278
Gulfport Energy Corp.*	7,266	124,903
HollyFrontier Corp.	554	15,700
Inpex Corp. (Japan)	41,400	408,244
Koninklijke Vopak NV (Netherlands)	20	871
Kosmos Energy Ltd.*(a)	38,766	258,182

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Marathon Petroleum Corp.	18,645	$942,318
Matador Resources Co.*(a)	11,000	261,690
Occidental Petroleum Corp.	42,178	2,672,398
Panhandle Oil and Gas, Inc. (Class A Stock)	4,600	88,320
Parsley Energy, Inc. (Class A Stock)*	3,900	126,789
Renewable Energy Group, Inc.*(a)	7,971	83,297
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	5,030	91,912
SM Energy Co.	9,731	233,739
Syntroleum Corp.*^(g)	2,999	—
Targa Resources Corp.	2,590	155,141
TOTAL SA (France)	64,690	3,270,957
TOTAL SA (France), ADR(a)	40,951	2,064,749
TransCanada Corp. (Canada)(a)	44,524	2,054,783
Woodside Petroleum Ltd. (Australia)	23,245	569,465
YPF SA (Argentina), ADR	6,800	165,104
Zion Oil & Gas, Inc.*	21,100	25,320

		21,519,168

Paper & Forest Products — 0.0%
Daio Paper Corp. (Japan)	17,700	226,410
Quintis Ltd. (Australia)(a)	153,175	121,607

		348,017

Personal Products — 0.1%
Beiersdorf AG (Germany)	2,708	256,256
Edgewell Personal Care Co.*	1,250	91,425
LG Household & Health Care Ltd. (South Korea)	966	700,795
Natural Health Trends Corp.(a)	3,460	99,994
Nu Skin Enterprises, Inc. (Class A Stock)(a)	3,577	198,667
Oriflame Holding AG (Switzerland)*	4,808	192,303

		1,539,440

Pharmaceuticals — 4.0%
Allergan PLC	5,087	1,215,386
Astellas Pharma, Inc. (Japan)	180,500	2,380,601
AstraZeneca PLC (United Kingdom), ADR(a)	47,400	1,476,035
Bayer AG (Germany)	29,812	3,434,756
Bristol-Myers Squibb Co.	14,039	763,441
Chugai Pharmaceutical Co. Ltd. (Japan)	18,800	647,158
CSPC Pharmaceutical Group Ltd. (China)	142,000	186,036
Eli Lilly & Co.	1,814	152,576
GlaxoSmithKline PLC (United Kingdom), ADR(a)	44,478	1,875,192
Innoviva, Inc.*(a)	9,134	126,323
Intra-Cellular Therapies, Inc.*(a)	3,740	60,775
Johnson & Johnson	25,198	3,138,411
Laboratorios Farmaceuticos Rovi SA (Spain)	10,104	157,923
Medicines Co. (The)*(a)	1,600	78,240
Merck & Co., Inc.	62,342	3,961,211
Merck KGaA (Germany)	4,848	552,447
Mylan NV*	8,385	326,931
Novartis AG (Switzerland)	32,069	2,381,366
Otsuka Holdings Co. Ltd. (Japan)	7,400	334,928
Pacira Pharmaceuticals, Inc.*(a)	2,295	104,652

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Pfizer, Inc.	150,417	$5,145,766
Roche Holding AG (Switzerland)	18,985	4,855,104
Sanofi (France)	19,152	1,731,256
Sino Biopharmaceutical Ltd. (Hong Kong)	413,000	340,106
Supernus Pharmaceuticals, Inc.*(a)	7,050	220,665
Teva Pharmaceutical Industries Ltd. (Israel), ADR	17,940	575,695
Theravance Biopharma, Inc. (Cayman Islands)*(a)	2,490	91,682
Tong Ren Tang Technologies Co. Ltd. (China) (Class H Stock)	96,000	170,756
Zoetis, Inc.	34,782	1,856,315

		38,341,733

Professional Services — 0.7%
Capita PLC (United Kingdom)	94,538	669,495
CBIZ, Inc.*	11,651	157,871
DKSH Holding AG (Switzerland)	3,462	268,166
DLH Holdings Corp.*	11,280	61,025
Equifax, Inc.	12,180	1,665,493
Exova Group PLC (United Kingdom)	61,987	191,980
Experian PLC (United Kingdom)	101,890	2,078,679
Exponent, Inc.	2,350	139,943
IHS Markit Ltd.*	10,960	459,771
Intertrust NV (Netherlands), 144A	8,714	166,835
ManpowerGroup, Inc.	2,401	246,271
Temp Holdings Co. Ltd. (Japan)	13,900	260,624

		6,366,153

Real Estate Management & Development — 0.6%
ADO Properties SA (Germany), 144A	2,762	99,157
Alexander & Baldwin, Inc.	7,020	312,530
Altus Group Ltd. (Canada)	6,100	133,481
BR Malls Participacoes SA (Brazil)*	29,140	134,502
Brasil Brokers Participacoes SA (Brazil)*	74,500	40,931
Cheung Kong Property Holdings Ltd. (Hong Kong)	117,384	791,852
China Overseas Land & Investment Ltd. (China)	244,000	697,343
Emaar Properties PJSC (United Arab Emirates)	239,969	477,270
Hongkong Land Holdings Ltd. (Hong Kong)	106,500	818,985
Iguatemi Empresa de Shopping Centers SA (Brazil)	12,800	134,395
Jones Lang LaSalle, Inc.	2,336	260,347
Nexity SA (France)*	1,292	63,501
PSP Swiss Property AG (Switzerland)	7,536	685,706
Realogy Holdings Corp.	5,674	169,028
RMR Group, Inc. (The) (Class A Stock)	2,474	122,463
SOHO China Ltd. (China)*	111,000	59,415
St. Joe Co. (The)*	9,100	155,155
Sun Hung Kai Properties Ltd. (Hong Kong)	47,250	694,587

		5,850,648

Road & Rail — 0.3%
Canadian Pacific Railway Ltd. (Canada), (XNYS)	1,450	213,034
Canadian Pacific Railway Ltd. (Canada), (XTSE)	5,399	793,093

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail (cont’d.)
Hertz Global Holdings, Inc.*(a)	4,307	$75,545
J.B. Hunt Transport Services, Inc.	1,624	148,986
Kansas City Southern	6,381	547,235
Old Dominion Freight Line, Inc.	266	22,762
Union Pacific Corp.	8,376	887,186
Werner Enterprises, Inc.	5,864	153,637

		2,841,478

Semiconductors & Semiconductor Equipment — 1.6%
Amkor Technology, Inc.*	633	7,336
Analog Devices, Inc.	1,530	125,384
Applied Materials, Inc.	25,278	983,314
ASML Holding NV (Netherlands)	4,428	587,566
Broadcom Ltd.	11,199	2,452,133
Cree, Inc.*	8,704	232,658
Cypress Semiconductor Corp.(a)	15,029	206,799
Disco Corp. (Japan)	1,200	183,233
Eo Technics Co. Ltd. (South Korea)	1,632	127,258
Himax Technologies, Inc. (Taiwan), ADR	4,295	39,170
Integrated Device Technology, Inc.*	10,500	248,535
Intermolecular, Inc.*	11,200	10,416
IQE PLC (United Kingdom)*(a)	449,279	343,852
KLA-Tencor Corp.	1,292	122,830
LEENO Industrial, Inc. (South Korea)	2,626	98,301
Maxim Integrated Products, Inc.	600	26,976
Microchip Technology, Inc.(a)	9,206	679,219
Microsemi Corp.*	1,100	56,683
NVIDIA Corp.	78	8,497
NXP Semiconductors NV (Netherlands)*	25,918	2,682,513
QUALCOMM, Inc.	26,026	1,492,331
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	343,000	2,150,827
Texas Instruments, Inc.	26,017	2,095,930
Xilinx, Inc.	7,426	429,891
Xperi Corp.	5,900	200,305

		15,591,957

Software — 2.8%
ACI Worldwide, Inc.*	6,400	136,895
Activision Blizzard, Inc.	975	48,614
ANSYS, Inc.*	3,068	327,877
Aspen Technology, Inc.*	268	15,791
Cadence Design Systems, Inc.*	1,700	53,380
CDK Global, Inc.	3,560	231,436
Computer Modelling Group Ltd. (Canada)	6,092	47,413
Dell Technologies, Inc. (Class V Stock)*	490	31,399
Descartes Systems Group, Inc. (The) (Canada)*	7,700	176,425
Digimarc Corp.*(a)	3,590	96,930
DuzonBizon Co. Ltd. (South Korea)	5,940	131,490
Electronic Arts, Inc.*	8,699	778,734
Finjan Holdings, Inc.*	15,850	27,579
Guidewire Software, Inc.*	10,874	612,532
Intuit, Inc.	10,796	1,252,228
Manhattan Associates, Inc.*	4,353	226,574
Microsoft Corp.	188,679	12,426,399
MYOB Group Ltd. (Australia)	61,067	166,131
Nintendo Co. Ltd. (Japan)	2,000	464,078
Nuance Communications, Inc.*	9,945	172,148

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Playtech PLC (United Kingdom)	70,521	$822,806
PTC, Inc.*	4,453	234,005
Red Hat, Inc.*	16,357	1,414,881
salesforce.com, Inc.*	30,318	2,500,932
ServiceNow, Inc.*	14,222	1,243,998
Snap, Inc. (Class A Stock)*(a)	19,918	448,753
Splunk, Inc.*	1,200	74,748
Square Enix Holdings Co. Ltd. (Japan)	26,300	746,574
SS&C Technologies Holdings, Inc.	13,687	484,520
Tableau Software, Inc. (Class A Stock)*	5,113	253,349
Ultimate Software Group, Inc. (The)*(a)	2,098	409,551
WANdisco PLC (United Kingdom)*	14,018	74,423
Workday, Inc. (Class A Stock)*(a)	7,242	603,114
Zynga, Inc. (Class A Stock)*	34,316	97,801

		26,833,508

Specialty Retail — 1.6%
Aeropostale, Inc.*	9,190	302
AutoZone, Inc.*	1,443	1,043,361
Burlington Stores, Inc.*(a)	2,322	225,907
Chow Sang Sang Holdings International Ltd. (Hong Kong)	54,000	127,323
Dick’s Sporting Goods, Inc.	4,028	196,002
Dufry AG (Switzerland)*	1,879	286,096
Francesca’s Holdings Corp.*	1,659	25,466
GNC Holdings, Inc. (Class A Stock)(a)	3,664	26,967
Greencross Ltd. (Australia)	24,610	135,362
Hikari Tsushin, Inc. (Japan)	5,200	507,735
Home Depot, Inc. (The)	19,195	2,818,402
Kingfisher PLC (United Kingdom)	128,588	526,129
L Brands, Inc.	8,210	386,691
Lowe’s Cos., Inc.	48,966	4,025,495
Maisons du Monde SA (France), 144A*	8,868	279,189
Michaels Cos., Inc. (The)*	6,200	138,818
Monro Muffler Brake, Inc.(a)	1,020	53,142
Office Depot, Inc.	23,242	108,424
O’Reilly Automotive, Inc.*(a)	4,521	1,219,947
Pets at Home Group PLC (United Kingdom)	54,404	124,612
RH*(a)	2,512	116,205
Ross Stores, Inc.	26,963	1,776,053
Sports Direct International PLC (United Kingdom)*(a)	90,424	349,889
Tractor Supply Co.	6,030	415,889
VT Holdings Co. Ltd. (Japan)	30,700	159,961
XXL ASA (Norway), 144A	21,200	230,969
Yellow Hat Ltd. (Japan)	7,300	169,509

		15,473,845

Technology Hardware, Storage & Peripherals — 1.3%
3D Systems Corp.*	126	1,885
Apple, Inc.	69,708	10,014,251
Catcher Technology Co. Ltd. (Taiwan)	23,000	227,311
NCR Corp.*	4,284	195,693
Samsung Electronics Co. Ltd. (South Korea)	1,153	2,121,999
Western Digital Corp.	2,667	220,108
Xaar PLC (United Kingdom)	20,458	90,978

		12,872,225

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods — 0.4%
Brunello Cucinelli SpA (Italy)	5,127	$122,000
Burberry Group PLC (United Kingdom)	67,101	1,448,083
Carter’s, Inc.(a)	7,639	685,982
Coach, Inc.	13,240	547,209
Columbia Sportswear Co.	1,170	68,738
Kate Spade & Co.*	6,095	141,587
Luthai Textile Co. Ltd. (China) (Class B Stock)(g)	159,376	188,903
Moncler SpA (Italy)	8,312	182,086
NIKE, Inc. (Class B Stock)	4,436	247,218
Pacific Textiles Holdings Ltd. (Hong Kong)	163,000	180,449
Samsonite International SA	18,300	66,665
Skechers U.S.A., Inc. (Class A Stock)*	6,860	188,307
Ted Baker PLC (United Kingdom)	5,080	175,809

		4,243,036

Thrifts & Mortgage Finance — 0.1%
Greene County Bancorp, Inc.(a)	1,250	29,188
Hamilton Bancorp, Inc.*	410	6,294
Hingham Institution for Savings	330	58,361
Kentucky First Federal Bancorp	600	5,910
LendingTree, Inc.*(a)	2,190	274,517
New York Community Bancorp, Inc.(a)	21,296	297,505
Ocwen Financial Corp.*	2,918	15,961
Radian Group, Inc.	14,980	269,041
Severn Bancorp, Inc.*	726	5,155
TFS Financial Corp.	13,500	224,370
Walter Investment Management Corp.*	1,768	1,909
Waterstone Financial, Inc.	7,460	136,145

		1,324,356

Tobacco — 1.7%
Altria Group, Inc.	7,450	532,079
British American Tobacco PLC (United Kingdom)	51,053	3,387,158
Japan Tobacco, Inc. (Japan)	57,500	1,871,484
KT&G Corp. (South Korea)	5,833	508,789
Philip Morris International, Inc.	87,997	9,934,861
Vector Group Ltd.(a)	3,990	82,992

		16,317,363

Trading Companies & Distributors — 0.4%
AeroCentury Corp.*	4,170	40,658
Ahlsell AB (Sweden), 144A	16,556	111,577
Brenntag AG (Germany)	7,813	437,894
Herc Holdings, Inc.*	2,802	136,990
Huttig Building Products, Inc.*	17,350	141,229
IMCD Group NV (Netherlands)	5,446	267,540
Rexel SA (France)	15,027	272,254
Sumitomo Corp. (Japan)	190,300	2,567,311

		3,975,453

Transportation Infrastructure — 0.1%
DP World Ltd. (United Arab Emirates)	33,346	716,939

Water Utilities — 0.0%
American States Water Co.	4,075	180,523
Artesian Resources Corp. (Class A Stock)	2,810	91,494
California Water Service Group	3,770	135,155

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Water Utilities (cont’d.)
Pure Cycle Corp.*	4,300	$23,865

		431,037

Wireless Telecommunication Services — 0.5%
Sarana Menara Nusantara Tbk PT (Indonesia)*(g)	1,711,700	498,606
Shenandoah Telecommunications Co.	8,200	230,010
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	85,000	109,560
TIM Participacoes SA (Brazil), ADR(a)	41,100	656,778
T-Mobile US, Inc.*	10,131	654,361
Vodafone Group PLC (United Kingdom)	511,253	1,332,315
Vodafone Group PLC (United Kingdom), ADR	49,846	1,317,430

		4,799,060

TOTAL COMMON STOCKS (cost $651,774,677)		727,297,312

PREFERRED STOCKS — 0.1%
Biotechnology — 0.0%
Grifols SA (Spain) (PRFC B)	656	12,332

Electric Utilities — 0.1%
NextEra Energy, Inc. 6.123%	10,047	512,397

Machinery — 0.0%
Marcopolo SA (Brazil) (PRFC)	172,200	143,564

TOTAL PREFERRED STOCKS (cost $639,369)		668,293

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.5%
Non-Residential Mortgage-Backed Securities
American Express Credit Account Master Trust,
Series 2014-3, Class A
1.490%	04/15/20	100	100,104
AmeriCredit Automobile Receivables Trust,
Series 2014-2, Class B
1.600%	07/08/19	15	15,010
Series 2014-4, Class D
3.070%	11/09/20	250	252,785
Series 2015-4, Class A3
1.700%	07/08/20	405	405,555
Series 2017-1, Class A3
1.870%	08/18/21	50	49,942
Arbys Funding LLC,
Series 2015-1A, Class A2, 144A
4.969%	10/30/45	198	196,784
Ascentium Equipment Receivables LLC,
Series 2015-1A, Class A3, 144A
1.610%	10/13/20	7	6,769
Barclays Dryrock Issuance Trust,
Series 2015-1, Class A
2.200%	12/15/22	100	100,558
Capital Auto Receivables Asset Trust,
Series 2014-2, Class A4
1.620%	10/22/18	8	8,376

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Citigroup Commercial Mortgage Trust,
Series 2017-P7, Class AS^
3.915%	04/14/50	195		$200,835
CNH Equipment Trust,
Series 2014-A, Class A3
0.840%	05/15/19	—	(r)	926
Series 2014-B, Class A4
1.610%	05/17/21	30		30,038
DB Master Finance LLC,
Series 2015-1A, Class A2II, 144A
3.980%	02/20/45	186		189,239
Diamond Resorts Owner Trust,
Series 2014-1, Class A, 144A
3.000%	05/20/27	39		39,478
Discover Card Execution Note Trust,
Series 2014-A5, Class A
1.000%	04/15/20	220		220,108
Enterprise Fleet Financing LLC,
Series 2015-1, Class A3, 144A
2.000%	09/20/20	200		199,976
Series 2017-1, Class A2, 144A
2.000%	07/20/22	200		200,192
Ford Credit Floorplan Master Owner Trust,
Series 2014-4, Class A1
1.000%	08/15/19	100		100,037
GMF Floorplan Owner Revolving Trust,
Series 2017-1, Class A1, 144A
2.000%	01/18/22	130		130,234
GreatAmerica Leasing Receivables Funding LLC,
Series 2017-1, Class A3, 144A
2.000%	06/22/20	100		99,784
John Deere Owner Trust,
Series 2014-A, Class A3
0.920%	04/16/18	2		2,138
Series 2014-B, Class A3
1.070%	11/15/18	36		36,051
Series 2016-B, Class A3
1.250%	06/15/20	80		79,503
Kubota Credit Owner Trust,
Series 2015-1A, Class A3, 144A
1.540%	03/15/19	201		200,740
MVW Owner Trust,
Series 2014-1A, Class A, 144A
2.250%	09/22/31	51		50,374
Nationstar HECM Loan Trust,
Series 2016-2A, Class A, 144A^
2.239%	06/25/26	52		52,375
Series 2016-3A, Class A, 144A
2.013%	08/25/26	71		71,198
Santander Drive Auto Receivables Trust,
Series 2015-2, Class C
2.440%	04/15/21	500		502,806
Sierra Timeshare Receivables Funding LLC,
Series 2014-2A, Class A, 144A
2.050%	06/20/31	23		23,304
Series 2014-3A, Class A, 144A
2.300%	10/20/31	29		28,529

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
SMB Private Education Loan Trust,
Series 2015-A, Class A2A, 144A
2.490%	06/15/27	100	$99,278
Springleaf Funding Trust,
Series 2016-AA, Class A, 144A
2.900%	11/15/29	135	135,772
Synchrony Credit Card Master Note Trust,
Series 2012-2, Class A
2.000%	01/15/22	400	403,296
Series 2014-1, Class A
1.610%	11/15/20	145	145,203
Series 2015-2, Class A
1.600%	04/15/21	200	200,106
Volkswagen Auto Loan Enhanced Trust,
Series 2014-1, Class A4
1.450%	09/21/20	40	39,993
Volvo Financial Equipment LLC,
Series 2017-1A, Class A3, 144A
1.920%	03/15/21	50	50,053
Wendys Funding LLC,
Series 2015-1A, Class A2II, 144A
4.080%	06/15/45	148	148,737
Wheels SPV 2 LLC,
Series 2016-1A, Class A2, 144A
1.590%	05/20/25	200	200,009
World Omni Auto Receivables Trust,
Series 2016-A, Class A3
1.770%	09/15/21	165	165,274

TOTAL ASSET-BACKED SECURITIES (cost $5,179,734)			5,181,469

COMMERCIAL MORTGAGE-BACKED
SECURITIES — 0.4%
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class A1
1.199%	03/10/47	3	3,183
Series 2014-GC21, Class AS
4.026%	05/10/47	50	52,240
Series 2014-GC25, Class A1
1.485%	10/10/47	8	7,503
Series 2015-GC27, Class A5
3.137%	02/10/48	235	234,189
Series 2015-GC35, Class A4
3.818%	11/10/48	180	187,372
Series 2016-GC36, Class A5
3.616%	02/10/49	400	410,577
Commercial Mortgage Trust,
Series 2014-CR15, Class A1
1.218%	02/10/47	6	6,347
Series 2014-CR20, Class A1
1.324%	11/10/47	24	23,708
Series 2014-LC15, Class B
4.599%(c)	04/10/47	20	20,998
Series 2014-UBS2, Class A1
1.298%	03/10/47	8	7,681
Series 2014-UBS4, Class A1
1.309%	08/10/47	7	7,315

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2014-UBS4, Class C
4.625%(c)	08/10/47	240	$239,404
Series 2014-UBS5, Class A1
1.373%	09/10/47	26	25,590
Series 2015-CR26, Class A4
3.630%	10/10/48	400	410,303
Series 2015-LC21, Class A4
3.708%	07/10/48	260	268,392
Series 2015-PC1, Class A5
3.902%	07/10/50	190	197,786
FHLMC Multifamily Structured Pass-Through Certificates,
Series K023, Class A1
1.583%	04/25/22	54	53,525
Series K025, Class A1
1.875%	04/25/22	15	15,084
Series K057, Class A1
2.206%	06/25/25	159	155,123
Series K716, Class A1
2.413%	08/25/47	51	51,078
GS Mortgage Securities Trust,
Series 2014-GC26, Class A5
3.629%	11/10/47	245	252,503
Series 2014-GC22, Class A1
1.290%	06/10/47	8	7,820
Series 2014-GC24, Class A1
1.509%	09/10/47	134	133,692
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class AS
4.243%(c)	04/15/47	30	31,582
Series 2014-C22, Class A1
1.451%	09/15/47	13	12,983
Series 2014-C23, Class A1
1.650%	09/15/47	24	24,173
Series 2014-C24, Class A1
1.539%	11/15/47	10	9,909
Series 2015-C31, Class A3
3.801%	08/15/48	150	155,655
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2, Class A4
3.144%	06/15/49	110	109,079
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-CB19, Class A4
5.829%(c)	02/12/49	3	3,096
Series 2014-C20, Class A1
1.268%	07/15/47	10	9,697
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C16, Class A1
1.294%	06/15/47	4	4,158
Series 2014-C17, Class A5
3.741%	08/15/47	115	119,745
Series 2014-C17, Class B
4.464%(c)	08/15/47	60	62,530
Series 2014-C18, Class A1
1.686%	10/15/47	66	65,749
Wells Fargo Commercial Mortgage Trust,
Series 2016-C34, Class A4
3.096%	06/15/49	270	264,700

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
WFRBS Commercial Mortgage Trust,
Series 2014-C19, Class A1
1.233%	03/15/47	29	$29,135
Series 2014-C20, Class AS
4.176%	05/15/47	40	42,145
Series 2014-C21, Class A1
1.413%	08/15/47	25	24,508
Series 2014-C22, Class A1
1.479%	09/15/57	26	26,197

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $3,856,663)			3,766,454

CORPORATE OBLIGATIONS — 4.4%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
2.250%	11/15/17	50	50,168
4.000%	03/15/22	120	124,990
4.200%	04/15/24	35	36,110
Omnicom Group, Inc.,
Gtd. Notes
3.600%	04/15/26	150	149,924
3.650%	11/01/24	125	126,426
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.750%	09/19/24	85	86,173

			573,791

Aerospace & Defense — 0.1%
Harris Corp.,
Sr. Unsec’d. Notes
1.999%	04/27/18	270	270,353
3.832%	04/27/25	40	40,720
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.550%	01/15/26	300	304,903

			615,976

Agriculture — 0.1%
Bunge Ltd. Finance Corp.,
Gtd. Notes
3.250%	08/15/26	80	77,320
3.500%	11/24/20	80	82,085
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.050%	07/20/18	200	200,136
Reynolds American, Inc.,
Gtd. Notes
2.300%	06/12/18	85	85,511

			445,052

Airlines — 0.1%
American Airlines 2014-1 Class A,
Pass-Through Certificates
3.700%	10/01/26	84	84,533
American Airlines 2016-1 Class B,
Pass-Through Certificates
5.250%	07/15/25	439	452,877

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Airlines (cont’d.)
Delta Air Lines 2009-1 Class A,
Pass-Through Certificates
7.750%	12/17/19	19	$21,133
Delta Air Lines 2015-1 Class B,
Pass-Through Certificates
4.250%	07/30/23	135	138,583
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20	115	115,931
United Airlines 2014-1 Class B,
Pass-Through Certificates
4.750%	10/11/23	22	21,952
United Airlines 2014-2 Class B,
Pass-Through Certificates
4.625%	03/03/24	116	118,385
United Airlines 2016-1 Class A,
Pass-Through Certificates
3.450%	01/07/30	195	191,100
United Airlines 2016-2 Class A,
Pass-Through Certificates
3.100%	04/07/30	195	187,567

			1,332,061

Auto Manufacturers — 0.1%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
1.450%	09/13/19	250	247,085
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.145%	01/09/18	200	200,508
General Motors Co.,
Sr. Unsec’d. Notes
3.500%	10/02/18	60	61,317
General Motors Financial Co., Inc.,
Gtd. Notes
3.100%	01/15/19	55	55,887
3.150%	01/15/20	90	91,541
Nissan Motor Acceptance Corp. (Japan),
Sr. Unsec’d. Notes, MTN, 144A
1.950%	09/12/17	100	100,097
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.300%	05/10/19	225	223,112
Paccar Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	02/27/20	135	135,181

			1,114,728

Auto Parts & Equipment — 0.0%
Delphi Automotive PLC,
Gtd. Notes
3.150%	11/19/20	115	117,321
Delphi Corp. (United Kingdom),
Gtd. Notes
4.150%	03/15/24	25	26,106

			143,427

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Banks — 1.2%
ABN AMRO Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.100%	01/18/19	200	$200,051
Sub. Notes, 144A
4.750%	07/28/25	200	205,621
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
3.500%	04/19/26	190	187,365
Sr. Unsec’d. Notes, MTN
2.650%	04/01/19	115	116,475
3.824%(c)	01/20/28	300	300,503
4.100%	07/24/23	35	36,661
4.125%	01/22/24	225	235,021
Sub. Notes, MTN
4.200%	08/26/24	10	10,183
4.450%	03/03/26	225	230,748
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
1.300%	07/14/17	50	49,999
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.300%	07/21/17	100	100,030
BPCE SA (France),
Sub. Notes, MTN, 144A
4.875%	04/01/26	200	202,112
Branch Banking & Trust Co.,
Sr. Unsec’d. Notes, BKNT
1.450%	05/10/19	250	247,410
Capital One NA,
Sr. Unsec’d. Notes, BKNT
1.850%	09/13/19	350	346,756
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.350%	08/02/21	205	201,820
3.887%(c)	01/10/28	545	547,429
5.875%	01/30/42	25	30,310
Citizens Bank NA,
Sr. Unsec’d. Notes, BKNT, MTN
2.500%	03/14/19	250	251,653
Sr. Unsec’d. Notes, MTN
2.550%	05/13/21	250	248,581
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
2.375%	07/28/21	30	29,583
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, MTN, 144A
5.000%	10/15/19	100	107,097
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
2.200%	03/02/20	350	349,530
Fifth Third Bancorp,
Sub. Notes
4.300%	01/16/24	30	31,336
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.000%	04/25/19	175	174,677
3.000%	04/26/22	685	686,678
3.750%	05/22/25	125	126,541

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Banks (cont’d.)
Sub. Notes
4.250%	10/21/25	115	$117,221
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.262%(c)	03/13/23	375	377,088
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.150%	03/29/22	200	200,466
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.625%	05/15/18	175	174,946
3.125%	01/23/25	125	122,821
3.782%(c)	02/01/28	355	358,350
Sub. Notes
3.375%	05/01/23	75	75,123
4.250%	10/01/27	175	179,291
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
2.125%	03/07/22	400	399,276
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.375%	07/23/19	150	150,926
Sr. Unsec’d. Notes, MTN
2.125%	04/25/18	75	75,287
3.125%	07/27/26	500	477,238
4.300%	01/27/45	170	168,150
Northern Trust Corp.,
Sr. Unsec’d. Notes
2.375%	08/02/22	25	24,788
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22	35	36,043
Regions Bank,
Sr. Unsec’d. Notes, BKNT
2.250%	09/14/18	250	250,770
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
2.150%	03/15/19	45	45,281
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes
2.350%	09/10/19	50	50,270
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.500%	09/08/17	200	199,614
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes, GMTN
1.950%	07/23/18	250	250,462
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18	50	50,322
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, GMTN
1.450%	09/06/18	225	224,498
1.750%	07/23/18	195	195,440
Sub. Notes
3.625%(c)	09/15/31	35	34,274
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
3.000%	03/15/22	50	50,938

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Banks (cont’d.)
UBS Group Funding Jersey Ltd. (Switzerland),
Gtd. Notes, 144A
3.000%	04/15/21		200	$200,347
4.125%	09/24/25		200	203,384
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.069%	01/24/23		610	613,710
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22		70	72,512
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
2.150%	03/06/20		450	450,268

				11,083,274

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26	(a)	265	267,967
4.700%	02/01/36		150	158,694
Dr Pepper Snapple Group, Inc.,
Gtd. Notes
2.550%	09/15/26		320	298,324

				724,985

Biotechnology — 0.1%
Baxalta, Inc.,
Gtd. Notes
2.000%	06/22/18		25	25,042
2.875%	06/23/20		75	76,054
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22		60	61,884
Celgene Corp.,
Sr. Unsec’d. Notes
2.300%	08/15/18		415	418,069
3.550%	08/15/22		155	159,668
4.625%	05/15/44		185	183,481
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.250%	09/01/22		55	56,183
4.150%	03/01/47		160	149,212

				1,129,593

Building Materials — 0.0%
Holcim US Finance Sarl & Cie SCS (Switzerland),
Gtd. Notes, 144A
6.000%	12/30/19		20	21,803

Chemicals — 0.0%
Potash Corp. of Saskatchewan, Inc. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26		80	81,901
Solvay Finance America LLC (Belgium),
Gtd. Notes, 144A
3.400%	12/03/20		200	205,772

				287,673

Commercial Services — 0.1%
Black Knight InfoServ LLC/Black Knight Lending Solutions, Inc.,
Gtd. Notes

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Commercial Services (cont’d.)
5.750%	04/15/23		30	$31,424
Ecolab, Inc.,
Sr. Unsec’d. Notes
1.550%	01/12/18		100	99,996
2.700%	11/01/26		70	66,536
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.800%	11/01/18		25	25,304
3.850%	11/15/24		10	10,194
George Washington University (The),
Unsec’d. Notes
3.545%	09/15/46		60	53,184
4.300%	09/15/44		75	74,553
HPHT Finance 15 Ltd. (Hong Kong),
Gtd. Notes, 144A
2.250%	03/17/18		200	199,834
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38		75	79,301
President and Fellows of Harvard College,
Unsec’d. Notes
3.150%	07/15/46		425	392,354
3.619%	10/01/37		35	35,057
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.375%	03/22/27		35	33,845
4.125%	02/02/26		30	30,920

				1,132,502

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
1.900%	02/07/20		250	250,728
3.250%	02/23/26		150	151,529
Everett Spinco, Inc.,
Sr. Unsec’d. Notes, 144A
2.875%	03/27/20		205	206,718
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
2.850%	10/05/18		225	227,711

				836,686

Diversified Financial Services — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
3.500%	05/26/22		150	151,144
Air Lease Corp.,
Sr. Unsec’d. Notes
3.625%	04/01/27		150	145,792
American Express Co.,
Sr. Unsec’d. Notes
1.550%	05/22/18		35	34,955
American Express Credit Corp.,
Sr. Unsec’d. Notes
2.125%	07/27/18		50	50,268
Sr. Unsec’d. Notes, MTN
2.200%	03/03/20	(a)	325	325,492
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		75	73,576

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Diversified Financial Services (cont’d.)
Intercontinental Exchange, Inc.,
Gtd. Notes
2.750%	12/01/20		60	$60,921
Jefferies Group LLC,
Sr. Unsec’d. Notes
5.125%	04/13/18		45	46,410
Visa, Inc.,
Sr. Unsec’d. Notes
4.150%	12/14/35		360	376,622

				1,265,180

Electric — 0.3%
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.400%	05/15/44		35	35,794
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.875%	03/01/44		25	26,619
Constellation Energy Group, Inc.,
Gtd. Notes
5.150%	12/01/20		25	27,145
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
2.500%	12/01/19		110	111,249
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26		55	51,244
3.750%	09/01/46		45	40,400
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46		175	167,277
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	(a)	400	393,410
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39		25	25,925
Great Plains Energy, Inc.,
Sr. Unsec’d. Notes
2.500%	03/09/20		115	115,484
Ohio Power Co.,
Sr. Unsec’d. Notes
6.600%	03/01/33		295	366,314
PPL Capital Funding, Inc.,
Gtd. Notes
1.900%	06/01/18		20	19,985
Southern Co. (The),
Jr. Sub. Notes
5.500%(c)	03/15/57		280	288,896
Sr. Unsec’d. Notes
1.300%	08/15/17		75	74,900
4.250%	07/01/36		140	135,966
4.400%	07/01/46		140	133,811
Southern Power Co.,
Sr. Unsec’d. Notes
1.850%	12/01/17		15	15,015
5.150%	09/15/41		35	35,323

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Electric (cont’d.)
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20		50	$53,374
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25		150	153,646
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43		250	246,875

				2,518,652

Electronics — 0.0%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.875%	07/15/23		85	88,267
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/18		30	30,299
4.000%	04/01/25		25	25,170
Avnet, Inc.,
Sr. Unsec’d. Notes
4.625%	04/15/26		125	126,596
5.875%	06/15/20		25	27,054
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
3.300%	10/30/19		100	101,545

				398,931

Engineering & Construction — 0.0%
SBA Tower Trust,
Mortgage, 144A
2.877%	07/15/46		90	89,470
2.898%	10/15/44		160	160,497

				249,967

Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
5.500%	09/15/19		25	27,049

Forest Products & Paper — 0.0%
International Paper Co.,
Sr. Unsec’d. Notes
4.750%	02/15/22		17	18,465
4.800%	06/15/44	(a)	25	24,893

West Fraser Timber Co. Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
4.350%	10/15/24		90	86,150

				129,508

Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.,
Sub. Notes
2.451%	11/17/18		215	217,240

Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
3.400%	11/30/23		140	141,447
4.750%	11/30/36		185	190,727

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Healthcare-Products (cont’d.)
Danaher Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/20	40	$40,419
Medtronic Global Holdings SCA,
Gtd. Notes
1.700%	03/28/19	400	399,893
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45	150	161,057
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.150%	12/14/18	150	150,528
2.400%	02/01/19	20	20,169
2.950%	09/19/26	150	142,818

			1,247,058

Healthcare-Services — 0.2%
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	175	187,242
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	55	56,029
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46	340	331,057
Baylor Scott & White Holdings,
Sec’d. Notes
3.967%	11/15/46	200	190,267
Unsec’d. Notes
4.185%	11/15/45	125	124,056
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19	75	75,822
4.950%	10/01/44	350	367,117
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.200%	07/01/55	75	74,313
NYU Hospitals Center,
Sec’d. Notes
4.784%	07/01/44	135	141,030
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	200	193,733
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.875%	03/15/22	40	40,803

			1,781,469

Holding Companies-Diversified — 0.0%
Hutchison Whampoa International 14 Ltd. (Hong Kong),
Gtd. Notes, 144A
1.625%	10/31/17	200	199,815

Insurance — 0.2%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, MTN, 144A
3.200%	03/11/25	200	196,062

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Insurance (cont’d.)
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19	15	$15,055
4.125%	02/15/24	50	51,288
Aon PLC,
Gtd. Notes
4.750%	05/15/45	75	74,916
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	200	200,050
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24	30	30,632
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24	25	25,657
First American Financial Corp.,
Sr. Unsec’d. Notes
4.600%	11/15/24	50	50,506
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44	150	152,097
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.300%	03/14/23	30	30,558
3.500%	06/03/24	25	25,510
4.350%	01/30/47	25	25,319
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
1.350%	09/14/18	430	428,297
New York Life Global Funding,
Sec’d. Notes, 144A
1.500%	10/24/19	85	83,957
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22	35	35,634
3.400%	05/15/25	120	119,655
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	70	75,701
Unum Group,
Sr. Unsec’d. Notes
3.000%	05/15/21	70	70,079

			1,690,973

Internet — 0.1%
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.750%	06/09/19	200	201,675
Expedia, Inc.,
Gtd. Notes
5.000%	02/15/26	220	235,124
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	06/01/26	125	124,182
3.650%	03/15/25	75	75,468
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, MTN, 144A
3.375%	05/02/19	200	204,465

			840,914

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Iron/Steel — 0.0%
Carpenter Technology Corp.,
Sr. Unsec’d. Notes
5.200%	07/15/21		145	$151,715

Lodging — 0.0%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
3.375%	07/15/23		85	85,631

Machinery-Diversified — 0.0%
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/20		390	397,330

Media — 0.1%
21st Century Fox America, Inc.,
Gtd. Notes
3.700%	10/15/25		30	30,415
4.500%	02/15/21		25	26,668
5.650%	08/15/20		30	33,014
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25		305	322,284
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	06/01/18		35	36,631
NBCUniversal Media LLC,
Gtd. Notes
5.150%	04/30/20		25	27,287
Sirius XM Radio, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	08/15/22		30	31,013
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
3.350%	05/15/26		20	19,479
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.000%	09/01/21		10	10,366
5.000%	02/01/20		35	37,225
6.550%	05/01/37		35	40,134
6.750%	07/01/18		15	15,861
6.750%	06/15/39		30	34,653
8.250%	04/01/19		35	39,020
8.750%	02/14/19		10	11,178

				715,228

Mining — 0.0%
Goldcorp, Inc. (Canada),
Sr. Unsec’d. Notes
2.125%	03/15/18		50	50,123
3.625%	06/09/21		35	36,002
Rio Tinto Finance USA Ltd. (United Kingdom),
Gtd. Notes
3.750%	06/15/25	(a)	100	103,957
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.250%	11/08/42		65	63,716

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Mining (cont’d.)
5.875%	04/23/45	95	$98,503

			352,301

Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
3.150%	09/07/22	292	301,376

Oil & Gas — 0.3%
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.375%	11/06/17	25	24,977
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
1.750%	01/15/18	35	34,993
5.700%	05/15/17	255	256,176
CNOOC Finance 2015 USA LLC (China),
Gtd. Notes
3.500%	05/05/25	200	197,932
ConocoPhillips Co.,
Gtd. Notes
1.050%	12/15/17	40	39,849
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.125%	01/16/25	110	106,535
4.250%	09/18/18	50	51,450
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27	185	181,709
Nabors Industries, Inc.,
Gtd. Notes, 144A
5.500%	01/15/23	75	76,547
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	175	174,662
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, MTN, 144A
4.300%	05/20/23	200	206,073
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.125%	01/23/19	140	140,560
3.500%	07/23/20	90	90,788
5.500%	06/27/44	95	83,842
Gtd. Notes, 144A
5.375%	03/13/22	300	314,250
Shell International Finance BV (Netherlands),
Gtd. Notes
1.375%	05/10/19	300	297,339
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.600%	12/01/24	100	101,392
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.700%	09/15/26	50	48,845

			2,427,919

Oil & Gas Services — 0.0%
Cameron International Corp.,
Gtd. Notes
1.400%	06/15/17	50	50,024

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Packaging & Containers — 0.0%
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.650%	09/15/24		30	$30,259

Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.500%	05/14/35		200	198,621
Actavis Funding SCS,
Gtd. Notes
3.450%	03/15/22		135	137,846
Express Scripts Holding Co.,
Gtd. Notes
3.300%	02/25/21	(a)	150	152,594
4.500%	02/25/26		200	205,151
Mead Johnson Nutrition Co.,
Sr. Unsec’d. Notes
4.125%	11/15/25		10	10,477
4.600%	06/01/44		35	36,366
Perrigo Finance Unlimited Co.,
Gtd. Notes
4.375%	03/15/26		240	244,110
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23		260	252,284
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
1.700%	07/19/19		100	98,860
3.150%	10/01/26		390	359,390

				1,695,699

Pipelines — 0.2%
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
4.250%	07/15/27		70	70,934
Boardwalk Pipelines LP,
Gtd. Notes
4.450%	07/15/27		50	50,516
4.950%	12/15/24		60	63,186
Columbia Pipeline Group, Inc.,
Gtd. Notes
3.300%	06/01/20		90	91,715
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
4.000%	10/01/23		65	66,803
4.250%	12/01/26		55	56,145
Sub. Notes
6.000%(c)	01/15/77		115	116,294
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
2.700%	04/01/19		25	25,057
4.850%	07/15/26		70	72,232
EQT Midstream Partners LP,
Sr. Unsec’d. Notes
4.000%	08/01/24		55	54,801
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.300%	05/01/24		160	162,637

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Pipelines (cont’d.)
Kinder Morgan, Inc.,
Gtd. Notes
2.000%	12/01/17	45	$45,033
4.300%	06/01/25	130	132,809
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	09/15/46	45	42,151
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes, 144A
4.200%	03/15/28	150	148,172
Spectra Energy Capital LLC,
Gtd. Notes
3.300%	03/15/23	50	49,411
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
3.375%	10/15/26	130	123,749
Williams Partners LP,
Sr. Unsec’d. Notes
5.100%	09/15/45	165	163,617

			1,535,262

Real Estate — 0.0%
American Campus Communities Operating Partnership LP,
Gtd. Notes
4.125%	07/01/24	50	51,466

Real Estate Investment Trusts (REITs) — 0.2%
Boston Properties LP,
Sr. Unsec’d. Notes
3.650%	02/01/26	75	74,707
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.875%	08/15/22	45	46,076
3.900%	03/15/27	70	68,679
4.125%	06/15/26	115	115,725
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.400%	02/15/21	30	30,516
3.700%	06/15/26	200	196,269
DDR Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/21	35	35,390
4.250%	02/01/26	65	64,600
Essex Portfolio LP,
Gtd. Notes
3.375%	04/15/26	230	223,476
Kilroy Realty LP,
Gtd. Notes
4.250%	08/15/29	100	101,332
4.375%	10/01/25	40	41,762
Kimco Realty Corp.,
Sr. Unsec’d. Notes
6.875%	10/01/19	250	278,431
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24	100	100,800
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia),
Gtd. Notes, 144A
3.250%	10/05/20	200	203,848

			1,581,611

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.625%	04/21/19	265	$262,363
3.125%	04/21/26	70	66,750
O’Reilly Automotive, Inc.,
Gtd. Notes
4.625%	09/15/21	50	53,655
QVC, Inc.,
Sr. Sec’d. Notes
3.125%	04/01/19	200	203,091
4.375%	03/15/23	45	45,130
4.450%	02/15/25	10	9,711
4.850%	04/01/24	105	105,629
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
1.750%	11/17/17	35	35,032

			781,361

Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, MTN, 144A
3.900%	07/21/25	200	207,537

Semiconductors — 0.0%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes, 144A
3.000%	01/15/22	275	274,650

Software — 0.0%
Fidelity National Information Services, Inc.,
Gtd. Notes
1.450%	06/05/17	35	34,996
Microsoft Corp.,
Sr. Unsec’d. Notes
4.200%	11/03/35	150	157,263

			192,259

Telecommunications — 0.1%
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.222%	05/15/22	25	25,381
3.663%	05/15/25	50	50,041
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.625%	12/15/25	45	45,404
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.862%	08/21/46	150	144,210
5.150%	09/15/23	325	357,694

			622,730

Toys/Games/Hobbies — 0.0%
Mattel, Inc.,
Sr. Unsec’d. Notes
3.150%	03/15/23	160	157,934

Transportation — 0.0%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35	200	218,499

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Transportation (cont’d.)
JB Hunt Transport Services, Inc.,
Gtd. Notes
2.400%	03/15/19	25	$25,217
Kansas City Southern,
Gtd. Notes
4.300%	05/15/43	80	73,769

			317,485

Trucking & Leasing — 0.1%
GATX Corp.,
Sr. Unsec’d. Notes
2.600%	03/30/20	15	15,198
3.250%	09/15/26	375	357,165
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.500%	06/15/19	30	30,170
3.200%	07/15/20	150	152,650

			555,183

TOTAL CORPORATE OBLIGATIONS (cost $42,473,949)			42,493,267

FOREIGN GOVERNMENT BONDS — 0.3%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
5.603%	07/20/20	200	218,084
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24	200	205,800
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, RegS
4.875%	05/05/21	400	427,434
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	100	97,250
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36	60	75,600
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26	145	143,821
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.900%	12/06/19	225	225,165
Sr. Unsec’d. Notes, MTN, 144A
1.750%	08/26/20	200	198,458
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	25	24,533
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24	250	256,395
Province of Ontario (Canada),
Sr. Unsec’d. Notes
1.200%	02/14/18	165	164,745
3.000%	07/16/18	150	152,937
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	08/25/21	100	102,283

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Unsec’d. Notes
3.500%	07/29/20	325	$340,773
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, MTN, 144A
4.875%	01/22/24	50	54,250
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.500%	03/09/20	100	106,375

TOTAL FOREIGN GOVERNMENT BONDS (cost $2,778,219)			2,793,903

MUNICIPAL BONDS — 0.3%
California — 0.1%
California State Public Works Board,
Revenue Bonds
7.804%	03/01/35	200	272,128
Northern California Power Agency,
Revenue Bonds
7.311%	06/01/40	200	255,788
State of California,
General Obligation Unlimited
7.500%	04/01/34	120	169,781
7.625%	03/01/40	100	146,042
University of California,
Revenue Bonds
4.131%	05/15/45	15	14,813

			858,552

Florida — 0.0%
State Board of Administration Finance Corp.,
Revenue Bonds
2.638%	07/01/21	175	176,110

Illinois — 0.1%
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Ltd.
5.720%	12/01/38	410	489,458

Michigan — 0.0%
Detroit City School District,
General Obligation Unlimited
6.645%	05/01/29	240	280,231

New York — 0.1%
New York State Dormitory Authority,
Revenue Bonds
3.879%	07/01/46	375	353,460
Port Authority of New York & New Jersey,
Revenue Bonds
5.310%	08/01/46	50	53,638

			407,098

North Carolina — 0.0%
University of North Carolina at Chapel Hill,
Revenue Bonds
3.847%	12/01/34	150	156,068

South Carolina — 0.0%
South Carolina Public Service Authority,
Revenue Bonds
2.388%	12/01/23	220	202,811

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Wisconsin — 0.0%
State of Wisconsin,
Revenue Bonds
3.954%	05/01/36	250	$252,298

TOTAL MUNICIPAL BONDS (cost $2,901,105)			2,822,626

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.3%
Fannie Mae Connecticut Avenue Securities,
Series 2016-C03, Class 1M1
2.982%(c)	10/25/28	45	45,564
Series 2016-C04, Class 1M1
2.432%(c)	01/25/29	67	68,041
Fannie Mae REMICS,
Series 2016-64, Class FA
1.482%(c)	09/25/46	210	210,722
Series 2016-70, Class F
1.432%(c)	10/25/46	99	99,299
Series 2016-79, Class NF
1.432%(c)	11/25/46	199	198,412
Series 2016-84, Class FT
1.482%(c)	11/25/46	113	113,100
Series 2017-16, Class FA
1.432%(c)	03/25/47	80	79,308
Freddie Mac REMICS,
Series 4566, Class FA
1.412%(c)	04/15/46	105	105,118
Series 4604, Class FH
1.412%(c)	08/15/46	16	15,775
Series 4614, Class FG
1.412%(c)	09/15/46	53	53,281
Series 4621, Class FK
1.412%(c)	10/15/46	81	81,054
Series 4623, Class EF
1.362%(c)	10/15/46	51	51,005
Series 4623, Class MF
1.412%(c)	10/15/46	47	47,177
Series 4648, Class FA
1.412%(c)	01/15/47	128	128,411
Series 4650, Class FL
1.362%(c)	01/15/47	126	125,591
Series 4654, Class FK
1.412%(c)	02/15/47	91	90,628
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA1, Class M1
1.882%(c)	10/25/27	119	119,667
Series 2015-DNA3, Class M2
3.832%(c)	04/25/28	246	255,014
Series 2015-HQ2, Class M1
2.082%(c)	05/25/25	73	73,071
Series 2016-DNA2, Class M1
2.232%(c)	10/25/28	130	130,551
Series 2016-HQA1, Class M2
3.732%(c)	09/25/28	250	260,097
Series 2016-HQA3, Class M1
1.782%(c)	03/25/29	241	241,265

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Mill City Mortgage Loan Trust,
Series 2016-1, Class A1, 144A
2.500%(c)	04/25/57	88	$87,127
Seasoned Credit Risk Transfer Trust,
Series 2016-1, Class M1, 144A
3.000%(c)	09/25/55	54	51,082
Towd Point Mortgage Trust,
Series 2015-4, Class A1B, 144A
2.750%(c)	04/25/55	77	77,142
Series 2016-1, Class A1B, 144A
2.750%(c)	02/25/55	129	129,500
Series 2016-2, Class A1A, 144A
2.750%(c)	08/25/55	104	103,537
Series 2016-3, Class A1, 144A
2.250%(c)	04/25/56	107	106,319

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $3,125,630)			3,146,858

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.9%
Federal Home Loan Banks
1.000%	09/26/19	325	321,452
Federal Home Loan Mortgage Corp.
2.500%	05/01/28	23	23,646
2.500%	06/01/30	422	422,784
3.000%	01/01/27	44	44,747
3.000%	02/01/30	69	71,222
3.000%	08/01/43	226	224,624
3.000%	02/01/47	592	586,644
3.500%	08/01/26	19	19,931
3.500%	03/01/42	6	6,543
3.500%	12/01/42	156	160,526
3.500%	01/01/44	226	232,494
3.500%	03/01/46	389	399,798
4.000%	07/01/25	13	13,908
4.000%	09/01/40	4	4,122
4.000%	12/01/40	58	60,564
4.000%	02/01/41	68	71,482
4.000%	04/01/42	11	11,167
4.000%	06/01/42	30	32,176
4.000%	11/01/45	277	290,869
4.500%	05/01/40	28	29,919
4.500%	10/01/41	212	227,381
4.500%	05/01/42	101	108,568
5.000%	07/01/35	48	52,962
5.000%	09/01/39	10	10,618
5.500%	06/01/36	58	64,797
6.000%	08/01/34	35	39,880
6.000%	01/01/38	12	13,047
Federal National Mortgage Assoc.
0.875%	10/26/17	265	264,808
1.000%	08/28/19	850	840,970
1.250%	08/17/21	630	611,918
1.500%	02/28/20	130	129,687
2.000%	07/01/28	23	22,993
2.500%	TBA	455	455,213
2.500%	12/01/27	13	12,782

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
2.500%	02/01/28	14	$14,458
2.500%	03/01/28	72	72,882
2.500%	07/01/28	9	9,015
2.500%	05/01/30	63	63,789
2.500%	07/01/30	123	123,200
2.500%	07/01/30	37	37,703
2.500%	10/01/31	48	48,226
2.500%	11/01/31	1,031	1,032,399
2.500%	11/01/31	24	24,297
2.500%	02/01/32	524	525,007
2.500%	02/01/43	29	28,024
3.000%	TBA	1,190	1,179,588
3.000%	12/01/27	18	18,146
3.000%	10/01/28	41	42,075
3.000%	03/01/30	116	118,638
3.000%	09/01/33	22	22,068
3.000%	11/01/36	218	221,359
3.000%	11/01/36	199	201,565
3.000%	11/01/36	45	45,792
3.000%	12/01/36	55	56,091
3.000%	01/01/43	64	63,494
3.000%	05/01/43	304	303,102
3.000%	05/01/43	44	43,647
3.000%	05/01/43	3	3,477
3.000%	09/01/46	64	63,523
3.000%	09/01/46	25	24,415
3.000%	10/01/46	778	772,992
3.000%	10/01/46	519	515,949
3.000%	10/01/46	354	351,363
3.000%	11/01/46	413	410,216
3.000%	11/01/46	290	287,693
3.000%	11/01/46	256	254,347
3.000%	11/01/46	204	203,170
3.000%	11/01/46	144	142,795
3.000%	11/01/46	126	124,849
3.000%	11/01/46	64	63,846
3.000%	11/01/46	44	43,426
3.000%	11/01/46	30	29,446
3.000%	11/01/46	25	24,539
3.000%	12/01/46	212	210,796
3.000%	12/01/46	205	204,317
3.000%	12/01/46	205	204,112
3.000%	12/01/46	134	133,686
3.000%	12/01/46	36	35,565
3.000%	01/01/47	136	135,241
3.000%	02/01/47	733	727,394
3.500%	TBA	2,840	2,905,010
3.500%	01/01/26	71	73,885
3.500%	06/01/27	49	51,066
3.500%	10/01/41	28	28,705
3.500%	07/01/42	83	85,747
3.500%	07/01/42	79	81,359
3.500%	03/01/43	66	68,194
3.500%	06/01/43	42	43,233
3.500%	06/01/43	27	27,311
3.500%	07/01/43	174	178,980
3.500%	09/01/43	92	94,847
3.500%	01/01/44	170	174,051

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	03/01/44	42	$43,618
3.500%	07/01/44	185	190,202
3.500%	04/01/45	315	322,156
3.500%	04/01/45	52	53,567
3.500%	07/01/45	287	294,493
3.500%	09/01/45	669	685,292
3.500%	11/01/45	283	289,972
3.500%	11/01/45	62	63,369
3.500%	12/01/45	1,153	1,180,150
3.500%	12/01/45	602	616,591
3.500%	01/01/46	177	181,839
3.500%	04/01/46	204	209,251
3.500%	06/01/46	320	329,461
3.500%	09/01/46	750	767,131
4.000%	TBA	2,650	2,779,602
4.000%	07/01/25	33	35,107
4.000%	11/01/40	85	89,061
4.000%	12/01/40	21	21,679
4.000%	02/01/41	129	135,851
4.000%	02/01/41	108	113,671
4.000%	02/01/41	52	54,860
4.000%	02/01/41	43	45,047
4.000%	01/01/42	48	50,208
4.000%	08/01/42	98	103,185
4.000%	01/01/43	36	37,415
4.000%	07/01/45	1,061	1,112,747
4.000%	09/01/45	75	78,545
4.000%	09/01/45	27	28,610
4.000%	10/01/45	251	263,580
4.000%	01/01/46	75	78,667
4.000%	02/01/46	600	629,908
4.000%	07/01/46	141	147,697
4.000%	09/01/46	24	25,210
4.000%	12/01/46	23	23,710
4.500%	TBA	255	273,408
4.500%	08/01/24	11	11,677
4.500%	01/01/27	13	13,687
4.500%	09/01/35	50	53,772
4.500%	12/01/39	11	11,328
4.500%	03/01/40	22	23,697
4.500%	08/01/40	117	125,583
4.500%	09/01/40	16	16,678
4.500%	10/01/40	54	58,494
4.500%	05/01/41	25	27,358
4.500%	01/01/44	217	232,447
4.500%	04/01/44	90	97,116
4.500%	06/01/44	52	55,671
4.500%	03/01/46	852	914,393
5.000%	TBA	120	131,120
5.000%	04/01/19	4	4,250
5.000%	10/01/33	22	24,502
5.000%	11/01/33	6	6,148
5.000%	11/01/33	6	6,067
5.000%	10/01/34	9	9,520
5.000%	04/01/35	4	3,859
5.000%	07/01/35	20	22,064
5.000%	07/01/35	15	16,023
5.000%	07/01/35	5	4,965

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.000%	10/01/35	29	$31,283
5.000%	07/01/41	331	363,030
5.000%	02/01/42	60	65,138
5.000%	05/01/42	46	50,383
5.000%	07/01/42	107	117,293
5.500%	TBA	75	83,312
5.500%	04/01/34	11	12,846
5.500%	02/01/35	27	30,630
5.500%	11/01/35	53	59,539
5.500%	01/01/36	11	11,872
5.500%	07/01/36	55	61,423
5.500%	08/01/37	67	74,731
6.000%	02/01/34	187	213,562
6.000%	04/01/35	13	15,092
6.000%	04/01/35	12	13,833
6.000%	03/01/37	47	53,408
6.000%	01/01/40	10	11,191
6.500%	11/01/36	20	23,131
Government National Mortgage Assoc.
2.500%	10/20/42	37	35,918
2.500%	01/20/43	16	15,589
2.500%	05/20/43	183	178,482
3.000%	08/20/43	49	50,055
3.000%	11/20/46	1,169	1,180,492
3.000%	12/20/46	50	50,125
3.500%	01/15/42	17	18,057
3.500%	03/20/42	46	47,464
3.500%	05/20/42	17	17,305
3.500%	06/20/42	22	22,788
3.500%	08/20/42	37	38,703
3.500%	09/20/42	97	100,516
3.500%	12/20/42	17	17,897
3.500%	01/20/43	121	126,232
3.500%	02/20/43	41	42,267
3.500%	03/20/43	50	52,336
3.500%	05/20/43	35	36,055
3.500%	07/20/43	32	33,505
3.500%	09/20/43	173	180,414
3.500%	10/15/43	74	77,196
3.500%	02/20/45	21	21,590
3.500%	10/20/45	23	23,660
3.500%	02/20/46	87	90,195
3.500%	02/20/46	62	64,268
3.500%	06/20/46	5	4,715
3.500%	09/20/46	50	51,486
3.500%	10/20/46	9	9,067
4.000%	02/15/41	10	10,830
4.000%	03/15/41	12	12,228
4.000%	10/20/41	84	89,093
4.000%	04/20/42	58	61,833
4.000%	02/20/44	72	76,473
4.000%	10/20/45	135	143,282
4.000%	12/20/45	247	260,779
4.000%	01/20/46	146	154,784
4.000%	05/20/46	183	192,954
4.500%	05/20/40	44	47,032
4.500%	01/20/41	60	64,286
4.500%	09/15/45	52	55,380

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.500%	01/20/46		76	$81,026
5.000%	05/20/33		18	20,119
5.000%	12/20/34		14	15,641
5.000%	04/15/39		12	12,836
5.000%	09/15/39		6	6,345
5.000%	12/15/39		22	23,733
5.000%	01/15/40		21	23,524
5.000%	02/15/40		9	9,910
5.000%	05/20/40		29	31,684
5.000%	06/15/40		19	20,979
5.000%	06/20/40		26	28,399
5.000%	08/20/40		8	9,146
5.000%	11/20/42		48	51,346
5.500%	08/20/38		20	22,675

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $37,751,954)				37,588,022

U.S. TREASURY OBLIGATIONS — 4.2%
U.S. Treasury Bonds
2.250%	08/15/46		930	787,085
2.500%	02/15/45		325	292,030
2.500%	02/15/46		295	264,394
2.500%	05/15/46		345	308,977
2.875%	08/15/45		520	504,299
2.875%	11/15/46	(a)	400	388,109
3.000%	11/15/44		60	59,726
3.125%	11/15/41		1,875	1,918,725
3.125%	02/15/43		240	244,763
3.375%	05/15/44		690	736,332
3.500%	02/15/39		480	528,281
4.500%	02/15/36		1,030	1,306,249
4.500%	05/15/38		1,740	2,206,945
5.375%	02/15/31		30	40,058
U.S. Treasury Inflation Indexed Bonds
0.125%	04/15/20		250	263,270
0.125%	07/15/24		85	86,103
0.375%	07/15/25		76	78,010
0.625%	01/15/26		46	47,856
1.375%	07/15/18		170	197,974
2.125%	02/15/40		19	27,203
0.125%	01/15/22		145	156,711
0.125%	07/15/22		95	101,503
0.125%	01/15/23		51	53,507
0.750%	02/15/42		36	37,184
1.125%	01/15/21		276	322,534
1.250%	07/15/20		129	152,084
1.375%	02/15/44		16	18,262
1.750%	01/15/28		31	41,149
1.875%	07/15/19		137	165,483
2.125%	01/15/19		104	123,717
3.375%	04/15/32		3	5,763
3.625%	04/15/28		3	5,387
3.875%	04/15/29		18	35,740
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/19		232	243,919
0.125%	04/15/21		281	290,830
0.125%	07/15/26		45	44,469

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
0.250%	01/15/25		79	$80,292
0.375%	01/15/27		42	42,031
0.625%	02/15/43		36	35,344
0.875%	02/15/47		21	20,897
1.000%	02/15/46		19	19,349
2.000%	01/15/26		38	52,738
U.S. Treasury Notes
1.000%	03/15/19		1,310	1,303,297
1.125%	02/28/21		2,165	2,112,228
1.125%	07/31/21		375	363,692
1.125%	08/31/21		655	634,557
1.250%	10/31/18		210	210,164
1.250%	03/31/21		705	690,459
1.375%	06/30/23		470	449,052
1.500%	05/31/19		3,770	3,786,347
1.500%	05/31/20		110	109,725
1.625%	11/30/20		1,270	1,266,279
1.625%	04/30/23		1,635	1,588,633
1.625%	05/15/26		90	84,421
1.750%	11/30/21		2,670	2,652,584
1.875%	01/31/22	(a)	5,660	5,647,616
2.000%	02/15/22		815	818,438
2.125%	08/15/21		3,180	3,217,514
2.125%	02/29/24	(a)	1,530	1,521,752
2.625%	08/15/20		1,170	1,207,613

TOTAL U.S. TREASURY OBLIGATIONS (cost $40,387,484)				39,999,653

TOTAL LONG-TERM INVESTMENTS (cost $790,868,784)				865,757,857

	Shares
SHORT-TERM INVESTMENTS — 16.7%
AFFILIATED MUTUAL FUNDS — 16.2%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	99,970,506	99,970,506
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $55,859,626; includes $55,811,231 of cash collateral for securities on loan)(b)(w)	55,847,468	55,858,638

TOTAL AFFILIATED MUTUAL FUNDS (cost $155,830,132)		155,829,144

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(hh)(k)(n) — 0.4%
U.S. Treasury Bills
0.428%	04/27/17	20	19,990
0.441%	04/27/17	3,120	3,118,481
0.472%	04/27/17	115	114,943
0.476%	04/27/17	50	49,976
0.500%	04/27/17	10	9,995

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(hh)(k)(n) (Continued)
0.540%	04/27/17	170	$169,917
0.573%	04/27/17	250	249,878
0.758%	07/20/17	140	139,676

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,873,549)			3,872,856

COMMERCIAL PAPER(n) — 0.1%
AXA
1.677%	10/10/17	255	252,960
Enbridge Energy Partners
1.969%	05/09/17	255	254,626
Vodaphone Group PLC
1.625%	09/07/17	250	248,314

TOTAL COMMERCIAL PAPER (cost $755,538)			755,900

TOTAL SHORT-TERM INVESTMENTS (cost $160,459,219)			160,457,900

TOTAL INVESTMENTS — 106.6% (cost $951,328,003)			1,026,215,757
Liabilities in excess of other assets(z) — (6.6)%			(63,270,108)

NET ASSETS — 100.0%			$962,945,649

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $253,210 and 0.0% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $54,419,603; cash collateral of $55,811,231 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $2,416,476 is approximately 0.3% of net assets.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(r)	Less than $500 par or notional.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
11	2 Year U.S. Treasury Notes	Jun. 2017	$2,379,187	$2,380,984	$1,797
24	5 Year U.S. Treasury Notes	Jun. 2017	2,819,211	2,825,438	6,227
17	10 Year U.S. Treasury Notes	Jun. 2017	2,116,367	2,117,563	1,196
6	20 Year U.S. Treasury Bonds	Jun. 2017	904,406	905,063	657
7	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	1,121,031	1,124,375	3,344
236	Mini MSCI EAFE Index	Jun. 2017	20,577,565	21,027,600	450,035
79	Mini MSCI Emerging Markets Index	Jun. 2017	3,713,280	3,797,530	84,250
85	Russell 2000 Mini Index	Jun. 2017	5,797,069	5,883,700	86,631
368	S&P 500 E-Mini Index	Jun. 2017	43,558,164	43,409,279	(148,885)
28	S&P Mid Cap 400 E-Mini Index	Jun. 2017	4,778,630	4,810,960	32,330

					$517,582

U.S. Treasury Obligations with a combined market value of $3,635,018 have been segregated with JP Morgan Chase to cover requirements for open futures contracts at March 31, 2017.

Forward foreign currency exchange contracts outstanding at March 31, 2017:

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 04/21/17	Citigroup Global Markets	GBP	362	$450,912	$453,774	$(2,862)

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen,
Expiring 04/21/17	Hong Kong & Shanghai Bank	JPY	75,390	$672,870	$677,754	$(4,884)

				$1,123,782	$1,131,528	(7,746)

Credit Default Swap Agreements outstanding at March 31, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.IG.CDSI.S28	06/20/22	1.000%	13,300	$200,759	$225,220	$24,461

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Sell Protection(2):
CMBX.NA.A.9	09/17/58	2.000%	60	$ (2,974)	$ (3,098)	$124	Goldman Sachs & Co.

U.S. Treasury Obligations with a combined market value of $232,850 have been segregated with JPMorgan Chase to cover requirements for the open centrally cleared credit default swap contract at March 31, 2017.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$537,307,969	$189,989,343	$—
Preferred Stocks	655,961	12,332	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	4,928,259	253,210
Commercial Mortgage-Backed Securities	—	3,766,454	—
Corporate Obligations	—	42,493,267	—
Foreign Government Bonds	—	2,793,903	—
Municipal Bonds	—	2,822,626	—
Residential Mortgage-Backed Securities	—	3,146,858	—
U.S. Government Agency Obligations	—	37,588,022	—
U.S. Treasury Obligations	—	43,872,509	—
Affiliated Mutual Funds	155,829,144	—	—
Commercial Paper	—	755,900	—
Other Financial Instruments*
Futures Contracts	517,582	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(7,746)	—
OTC Credit Default Swap Agreements	—	(2,974)	—
Centrally Cleared Credit Default Swap Agreements	—	24,461	—

Total	$694,310,656	$332,183,214	$253,210

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Credit contracts	$21,487
Equity contracts.	504,361
Foreign exchange contracts	(7,746)
Interest rate contracts	13,221

Total	$531,323

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS
Aerospace & Defense — 3.3%
Boeing Co. (The)	329,122	$58,208,517
Textron, Inc.	196,400	9,346,676

		67,555,193

Airlines — 2.7%
Alaska Air Group, Inc.(a)	368,013	33,938,159
American Airlines Group, Inc.(a)	520,198	22,004,375

		55,942,534

Automobiles — 2.2%
Ferrari NV (Italy)	150,940	11,223,898
Tesla, Inc.*(a)	121,600	33,841,280

		45,065,178

Banks — 1.2%
Citizens Financial Group, Inc.	290,900	10,050,595
First Republic Bank	162,022	15,199,284

		25,249,879

Biotechnology — 4.7%
Alexion Pharmaceuticals, Inc.*	188,523	22,856,529
Biogen, Inc.*	70,830	19,366,339
Celgene Corp.*	130,016	16,177,891
Incyte Corp.*	79,900	10,680,233
Vertex Pharmaceuticals, Inc.*	242,400	26,506,440

		95,587,432

Building Products — 0.1%
Fortune Brands Home & Security, Inc.	20,400	1,241,340

Capital Markets — 5.6%
Charles Schwab Corp. (The)	248,592	10,145,040
CME Group, Inc.	26,441	3,141,191
Intercontinental Exchange, Inc.	421,250	25,220,238
Morgan Stanley	900,572	38,580,504
State Street Corp.	279,281	22,233,560
TD Ameritrade Holding Corp.	409,448	15,911,149

		115,231,682

Commercial Services & Supplies — 0.7%
Waste Connections, Inc. (Canada)	169,100	14,918,002

Equity Real Estate Investment Trusts (REITs) — 0.6%
Crown Castle International Corp.	127,600	12,051,820

Food & Staples Retailing — 0.6%
Costco Wholesale Corp.	68,700	11,520,303

Health Care Equipment & Supplies — 5.6%
Danaher Corp.	486,000	41,567,580
Intuitive Surgical, Inc.*	61,867	47,419,199
Stryker Corp.	194,321	25,582,360

		114,569,139

Health Care Providers & Services — 6.9%
Aetna, Inc.	86,606	11,046,595
Anthem, Inc.	67,700	11,196,226
Centene Corp.*	223,400	15,919,484
Cigna Corp.	156,242	22,887,891
Humana, Inc.	139,409	28,737,771

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
UnitedHealth Group, Inc.	322,800	$52,942,428

		142,730,395

Hotels, Restaurants & Leisure — 3.1%
Hilton Worldwide Holdings, Inc.	344,549	20,142,335
MGM Resorts International	880,523	24,126,330
Starbucks Corp.	207,272	12,102,612
Yum! Brands, Inc.	123,200	7,872,480

		64,243,757

Internet & Direct Marketing Retail — 15.5%
Amazon.com, Inc.*	205,247	181,959,675
Netflix, Inc.*	97,300	14,381,913
Priceline Group, Inc. (The)*	67,900	120,859,963

		317,201,551

Internet Software & Services — 14.2%
Alibaba Group Holding Ltd. (China), ADR*(a)	293,500	31,648,105
Alphabet, Inc. (Class A Stock)*	108,160	91,698,048
Alphabet, Inc. (Class C Stock)*	60,513	50,199,164
Facebook, Inc. (Class A Stock)*	670,200	95,201,910
Tencent Holdings Ltd. (China), ADR(a)	776,000	22,395,360

		291,142,587

IT Services — 6.1%
PayPal Holdings, Inc.*	932,300	40,107,546
Visa, Inc. (Class A Stock)(a)	954,800	84,853,076

		124,960,622

Machinery — 0.5%
Fortive Corp.	167,250	10,071,795

Multiline Retail — 1.4%
Dollar General Corp.	416,700	29,056,491

Pharmaceuticals — 1.9%
Allergan PLC	73,053	17,453,823
Merck & Co., Inc.	325,500	20,682,270

		38,136,093

Semiconductors & Semiconductor Equipment — 1.9%
ASML Holding NV (Netherlands)(a)	124,400	16,520,320
NXP Semiconductors NV (Netherlands)*	225,814	23,371,749

		39,892,069

Software — 10.0%
Electronic Arts, Inc.*	128,900	11,539,128
Intuit, Inc.	182,323	21,147,645
Microsoft Corp.	1,213,500	79,921,110
Red Hat, Inc.*	323,500	27,982,750
salesforce.com, Inc.*	427,800	35,289,222
ServiceNow, Inc.*	219,930	19,237,277
Snap, Inc. (Class A Stock)*(a)	366,706	8,261,886
Workday, Inc. (Class A Stock)*(a)	24,400	2,032,032

		205,411,050

Specialty Retail — 2.7%
Home Depot, Inc. (The)	189,800	27,868,334
O’Reilly Automotive, Inc.*(a)	50,800	13,707,872
Ross Stores, Inc.	216,200	14,241,094

		55,817,300

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	613,000	$88,063,580

Tobacco — 1.6%
Philip Morris International, Inc.	288,000	32,515,200

Wireless Telecommunication Services — 1.0%
T-Mobile US, Inc.*	328,700	21,230,733

TOTAL LONG-TERM INVESTMENTS (cost $1,560,968,944)		2,019,405,725

SHORT-TERM INVESTMENTS — 9.9%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	32,799,357	32,799,357
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $169,483,017; includes $169,285,382 of cash collateral for securities on loan)(b)(w)	169,445,138	169,479,027

TOTAL SHORT-TERM INVESTMENTS (cost $202,282,375)		202,278,384

TOTAL INVESTMENTS — 108.3% (cost $1,763,251,319)		2,221,684,109
Liabilities in excess of other assets — (8.3)%		(170,229,780)

NET ASSETS — 100.0%		$2,051,454,329

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $165,199,982; cash collateral of $169,285,382 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 -  unadjusted quoted prices generally in active markets for identical securities.

Level 2 -  quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 -  unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$67,555,193	$—	$—
Airlines	55,942,534	—	—
Automobiles	45,065,178	—	—
Banks	25,249,879	—	—
Biotechnology	95,587,432	—	—
Building Products	1,241,340	—	—
Capital Markets	115,231,682	—	—
Commercial Services & Supplies	14,918,002	—	—
Equity Real Estate Investment Trusts (REITs)	12,051,820	—	—
Food & Staples Retailing	11,520,303	—	—
Health Care Equipment & Supplies	114,569,139	—	—
Health Care Providers & Services	142,730,395	—	—
Hotels, Restaurants & Leisure	64,243,757	—	—
Internet & Direct Marketing Retail	317,201,551	—	—

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Level 1	Level 2	Level 3
Internet Software & Services	$291,142,587	$—	$—
IT Services	124,960,622	—	—
Machinery	10,071,795	—	—
Multiline Retail	29,056,491	—	—
Pharmaceuticals	38,136,093	—	—
Semiconductors & Semiconductor Equipment	39,892,069	—	—
Software	205,411,050	—	—
Specialty Retail	55,817,300	—	—
Technology Hardware, Storage & Peripherals	88,063,580	—	—
Tobacco	32,515,200	—	—
Wireless Telecommunication Services	21,230,733	—	—
Affiliated Mutual Funds	202,278,384	—	—

Total	$2,221,684,109	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS — 97.8%
Agricultural & Farm Machinery — 0.6%
AGCO Corp.	58,700	$3,532,566

Automotive Retail — 0.7%
Murphy USA, Inc.*(a)	56,075	4,117,027

Commodity Chemicals — 0.5%
Orion Engineered Carbons SA (Luxembourg)(a)	66,979	1,373,070
Valvoline, Inc.(a)	76,330	1,873,902

		3,246,972

Construction & Engineering — 1.0%
Granite Construction, Inc.	80,300	4,030,257
Valmont Industries, Inc.	15,200	2,363,600

		6,393,857

Construction Materials — 2.7%
Martin Marietta Materials, Inc.	18,600	4,059,450
Vulcan Materials Co.	108,025	13,014,852

		17,074,302

Diversified Chemicals — 1.8%
E.I. du Pont de Nemours & Co.	104,400	8,386,452
Incitec Pivot Ltd. (Australia)	1,011,180	2,903,047

		11,289,499

Diversified Metals & Mining — 4.9%
Antofagasta PLC (Chile)	364,673	3,807,413
Boliden AB (Sweden)	251,684	7,491,460
First Quantum Minerals Ltd. (Canada)	206,500	2,194,116
Independence Group NL (Australia)(a)	1,429,825	3,910,930
Lundin Mining Corp. (Canada)	668,956	3,767,703
Southern Copper Corp. (Peru)(a)	210,500	7,554,845
Western Areas Ltd. (Australia)*(a)	1,291,269	2,277,582

		31,004,049

Electric Utilities — 3.0%
Edison International	87,400	6,957,914
PG&E Corp.	104,800	6,954,528
Red Electrica Corp. SA (Spain)	254,313	4,876,318

		18,788,760

Electrical Components & Equipment — 0.7%
Legrand SA (France)	70,174	4,224,318

Fertilizers & Agricultural Chemicals — 3.4%
Agrium, Inc. (Canada)	70,900	6,774,495
CF Industries Holdings, Inc.(a)	276,921	8,127,631
OCI NV (Netherlands)*(a)	166,495	3,195,204
Yara International ASA (Norway)	86,046	3,314,298

		21,411,628

Gas Utilities — 1.7%
Atmos Energy Corp.	136,132	10,753,067

Gold — 1.9%
Centamin PLC (United Kingdom)	967,691	2,093,381
Franco-Nevada Corp. (Canada)	42,200	2,764,570
Klondex Mines Ltd. (Canada)*	331,100	1,292,183
New Gold, Inc. (Canada)*	576,800	1,718,864

	Shares	Value
COMMON STOCKS (Continued)
Gold (cont’d.)
Randgold Resources Ltd. (United Kingdom)	49,518	$4,326,883

		12,195,881

Heavy Electrical Equipment — 0.6%
Gamesa Corp. Tecnologica SA (Spain)	81,220	1,921,250
Vestas Wind Systems A/S (Denmark)	21,407	1,741,251

		3,662,501

Independent Power Producers & Energy Traders — 0.4%
NRG Energy, Inc.	141,700	2,649,790

Industrial Conglomerates — 0.5%
Carlisle Cos., Inc.	28,600	3,043,326

Industrial Gases — 4.6%
Air Liquide SA (France)	24,139	2,756,169
Air Products & Chemicals, Inc.	124,447	16,836,435
Linde AG (Germany)	28,623	4,769,207
Praxair, Inc.	40,100	4,755,860

		29,117,671

Industrial Machinery — 4.4%
ANDRITZ AG (Austria)	31,004	1,550,615
Flowserve Corp.(a)	178,100	8,623,602
Krones AG (Germany)(a)	29,103	3,263,384
Mueller Water Products, Inc. (Class A Stock)	220,200	2,602,764
Pentair PLC (United Kingdom)(a)	95,400	5,989,211
Sandvik AB (Sweden)	226,449	3,382,457
Watts Water Technologies, Inc. (Class A Stock)	35,000	2,182,250

		27,594,283

Integrated Oil & Gas — 15.9%
BP PLC (United Kingdom)	1,403,054	8,076,126
Chevron Corp.	44,000	4,724,280
Exxon Mobil Corp.	248,707	20,396,461
Galp Energia SGPS SA (Portugal)	426,319	6,466,161
Occidental Petroleum Corp.	266,738	16,900,520
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	377,181	10,368,465
Suncor Energy, Inc. (Canada)	142,800	4,391,100
TOTAL SA (France)(a)	559,508	28,290,718

		99,613,831

Investment Company — 0.2%
Silver Run Acquisition Corp. II, UTS*	93,300	974,052

Metal & Glass Containers — 1.5%
Ball Corp.	98,700	7,329,462
Vidrala SA (Spain)	45,051	2,332,203

		9,661,665

Multi-Utilities — 2.0%
CMS Energy Corp.	71,000	3,176,540
National Grid PLC (United Kingdom)	469,639	5,958,437
NiSource, Inc.	139,604	3,321,179

		12,456,156

Oil & Gas Equipment & Services — 7.7%
Aker Solutions ASA (Norway), RegS*	598,986	3,615,116
Baker Hughes, Inc.	229,000	13,698,780
Dril-Quip, Inc.*(a)	39,400	2,149,270

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil & Gas Equipment & Services (cont’d.)
Frank’s International NV(a)	170,000	$1,796,900
Halliburton Co.	83,000	4,084,430
Oceaneering International, Inc.(a)	107,900	2,921,932
SBM Offshore NV (Netherlands)	264,969	4,344,091
Schlumberger Ltd.	75,769	5,917,559
TechnipFMC PLC (United Kingdom)*	51,400	1,670,499
Tenaris SA (Luxembourg)	270,258	4,673,414
US Silica Holdings, Inc.	68,100	3,268,119

		48,140,110

Oil & Gas Exploration & Production — 19.9%
Advantage Oil & Gas Ltd. (Canada)*	462,576	3,054,042
Apache Corp.(a)	31,100	1,598,229
ARC Resources Ltd. (Canada)(a)	405,900	5,799,225
Cairn Energy PLC (United Kingdom)*	748,466	1,920,157
Canadian Natural Resources Ltd. (Canada)	113,200	3,711,828
Centennial Resource Development, Inc. (Class A Stock)*(a)	293,235	5,345,668
Centennial Resource Development, Inc.*^(g)	23,446	417,091
Cimarex Energy Co.	30,363	3,628,075
Comstock Resources, Inc.*(a)	136,473	1,259,646
Concho Resources, Inc.*	110,170	14,139,218
Continental Resources, Inc.*(a)	103,400	4,696,428
Diamondback Energy, Inc.*	43,777	4,540,332
Encana Corp. (Canada)	464,700	5,441,637
EOG Resources, Inc.	161,620	15,766,031
Hess Corp.(a)	75,200	3,625,392
Jagged Peak Energy, Inc.*(a)	221,900	2,893,576
Kelt Exploration Ltd. (Canada)*	516,600	2,594,945
Kosmos Energy Ltd.*(a)	709,200	4,723,271
Lundin Petroleum AB (Sweden)*	113,759	2,308,875
Matador Resources Co.*(a)	133,700	3,180,723
Parsley Energy, Inc. (Class A Stock)*	138,110	4,489,956
Pioneer Natural Resources Co.	78,008	14,527,430
RSP Permian, Inc.*	46,700	1,934,781
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	326,755	5,970,708
SM Energy Co.(a)	83,400	2,003,268
Woodside Petroleum Ltd. (Australia)	219,917	5,387,611

		124,958,143

Oil & Gas Refining & Marketing — 2.2%
Marathon Petroleum Corp.	243,056	12,284,050
Western Refining, Inc.	38,700	1,357,209

		13,641,259

Oil & Gas Storage & Transportation — 1.6%
Enbridge, Inc. (Canada)	86,044	3,600,081
Koninklijke Vopak NV (Netherlands)	144,982	6,314,307

		9,914,388

Packaged Foods & Meats — 0.9%
Pilgrim’s Pride Corp.(a)	100,700	2,266,254
Sanderson Farms, Inc.(a)	33,000	3,426,720

		5,692,974

Paper Packaging — 1.5%
Bemis Co., Inc.	102,900	5,027,694
International Paper Co.	30,500	1,548,790

	Shares	Value
COMMON STOCKS (Continued)
Paper Packaging (cont’d.)
Orora Ltd. (Australia)	1,355,222	$3,064,085

		9,640,569

Paper Products — 0.3%
UPM-Kymmene OYJ (Finland)(a)	87,185	2,047,029

Precious Metals & Minerals — 0.7%
Fresnillo PLC (Mexico)	157,781	3,074,256
Petra Diamonds Ltd. (South Africa)*	913,209	1,520,393

		4,594,649

Specialized REITs — 0.4%
Weyerhaeuser Co.	78,651	2,672,561

Specialty Chemicals — 9.0%
Akzo Nobel NV (Netherlands)	45,381	3,756,825
Ashland Global Holdings, Inc.	51,900	6,425,739
Axalta Coating Systems Ltd.*	58,400	1,880,479
Corbion NV (Netherlands)	95,144	2,602,907
Croda International PLC (United Kingdom)	120,306	5,373,623
Flotek Industries, Inc.*(a)	116,100	1,484,919
Koninklijke DSM NV (Netherlands)	13,182	891,491
PolyOne Corp.	50,200	1,711,318
PPG Industries, Inc.	59,500	6,252,260
RPM International, Inc.	247,400	13,614,422
Sherwin-Williams Co. (The)	9,900	3,070,881
Symrise AG (Germany)	46,972	3,123,715
Umicore SA (Belgium)	34,882	1,986,505
Victrex PLC (United Kingdom)	186,163	4,436,696

		56,611,780

Steel — 0.3%
Worthington Industries, Inc.	35,700	1,609,713

Water Utilities — 0.3%
United Utilities Group PLC (United Kingdom)	133,195	1,658,404

TOTAL COMMON STOCKS (cost $578,275,958)		613,986,780

PREFERRED STOCKS — 1.2%
Electric Utilities — 0.8%
NextEra Energy, Inc., CVT,(PRFC), 6.123% .	96,564	4,924,764

Multi-Utilities — 0.4%
DTE Energy Co., CVT,(PRFC), 6.500%*	45,800	2,460,834

TOTAL PREFERRED STOCKS (cost $7,089,363)		7,385,598

Interest Rate	Maturity Date	Principal Amount (000)#
CORPORATE BOND — 0.1%
Chemicals
CF Industries, Inc.,
Gtd. Notes
(cost $755,668)
5.375%	03/15/44	895	780,888

TOTAL LONG-TERM INVESTMENTS (cost $586,120,989)			622,153,266

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 12.5%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	3,300,793	$3,300,793
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $75,514,105; includes $75,447,841 of cash collateral for securities on loan)(b)(w)	75,493,769	75,508,868

TOTAL SHORT-TERM INVESTMENTS (cost $78,814,898)		78,809,661

TOTAL INVESTMENTS — 111.6% (cost $664,935,887)		700,962,927
Liabilities in excess of other assets — (11.6)%		(72,880,110)

NET ASSETS — 100.0%		$628,082,817

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $417,091 and 0.1% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $73,524,039; cash collateral of $75,447,841 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $417,091 is approximately 0.1% of net assets.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Agricultural & Farm Machinery	$3,532,566	$—	$—
Automotive Retail	4,117,027	—	—
Commodity Chemicals	3,246,972	—	—
Construction & Engineering	6,393,857	—	—
Construction Materials	17,074,302	—	—
Diversified Chemicals	8,386,452	2,903,047	—
Diversified Metals & Mining	13,516,664	17,487,385	—
Electric Utilities	13,912,442	4,876,318	—
Electrical Components & Equipment	—	4,224,318	—
Fertilizers & Agricultural Chemicals	14,902,126	6,509,502	—
Gas Utilities	10,753,067	—	—
Gold	5,775,617	6,420,264	—
Heavy Electrical Equipment	—	3,662,501	—
Independent Power Producers & Energy Traders	2,649,790	—	—
Industrial Conglomerates	3,043,326	—	—
Industrial Gases	21,592,295	7,525,376	—
Industrial Machinery	19,397,827	8,196,456	—
Integrated Oil & Gas	46,412,361	53,201,470	—
Investment Company	974,052	—	—
Metal & Glass Containers	7,329,462	2,332,203	—
Multi-Utilities	6,497,719	5,958,437	—

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Level 1	Level 2	Level 3
Oil & Gas Equipment & Services	$35,507,489	$12,632,621	$—
Oil & Gas Exploration & Production	112,030,833	12,510,219	417,091
Oil & Gas Refining & Marketing	13,641,259	—	—
Oil & Gas Storage & Transportation	3,600,081	6,314,307	—
Packaged Foods & Meats	5,692,974	—	—
Paper Packaging	6,576,484	3,064,085	—
Paper Products	—	2,047,029	—
Precious Metals & Minerals	—	4,594,649	—
Specialized REITs	2,672,561	—	—
Specialty Chemicals	34,440,018	22,171,762	—
Steel	1,609,713	—	—
Water Utilities	—	1,658,404	—
Preferred Stocks
Electric Utilities	4,924,764	—	—
Multi-Utilities	2,460,834	—	—
Corporate Bond	—	780,888	—
Affiliated Mutual Funds	78,809,661	—	—

Total	$511,474,595	$189,071,241	$417,091

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

AST TEMPLETON GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 64.1%
FOREIGN BONDS — 41.5%
Brazil — 12.4%
Brazil Notas do Tesouro Nacional,
Series B, Notes
6.000%	05/15/19	BRL	810	$787,043
6.000%	08/15/22	BRL	3,961	3,896,659
6.000%	05/15/23	BRL	6,633	6,556,495
6.000%	08/15/24	BRL	170	169,205
6.000%	08/15/50	BRL	630	673,692
Series F, Notes
9.762%	01/01/23	BRL	47,763	15,286,994
10.000%	01/01/19	BRL	5,970	1,923,653
10.000%	01/01/25	BRL	37,849	12,089,195
10.000%	01/01/27	BRL	6,693	2,132,400

				43,515,336

Indonesia — 10.6%
Indonesia Treasury Bond,
Sr. Unsec’d. Notes
5.625%	05/15/23	IDR	46,670,000	3,276,948
7.000%	05/15/22	IDR	121,498,000	9,172,413
7.000%	05/15/27	IDR	19,281,000	1,439,690
8.375%	03/15/24	IDR	66,672,000	5,323,123
8.375%	09/15/26	IDR	94,728,000	7,713,022
8.375%	03/15/34	IDR	47,530,000	3,770,156
8.750%	05/15/31	IDR	34,700,000	2,890,473
9.000%	03/15/29	IDR	17,887,000	1,486,871
10.250%	07/15/22	IDR	14,584,000	1,255,208
10.500%	08/15/30	IDR	2,810,000	263,285
12.800%	06/15/21	IDR	8,277,000	752,806
12.900%	06/15/22	IDR	909,000	85,504

				37,429,499

Mexico — 13.7%
Mexican Bonos,
Bonds
4.750%	06/14/18	MXN	350,520	18,330,068
5.000%	06/15/17	MXN	162,780	8,673,166
8.500%	12/13/18	MXN	36,180	1,986,724
Sr. Unsec’d. Notes
5.000%	12/11/19	MXN	328,930	16,826,296
Mexican Udibonos,
Bonds, TIPS
2.500%	12/10/20	MXN	7,962	2,367,284

				48,183,538

Philippines — 4.0%
Philippine Government Bond,
Sr. Unsec’d. Notes
3.875%	11/22/19	PHP	719,810	14,247,862

South Africa — 0.8%
South Africa Government Bond,
Bonds
7.000%	02/28/31	ZAR	2,681	164,353
8.000%	01/31/30	ZAR	10,135	685,407
8.250%	03/31/32	ZAR	6,240	421,505
8.500%	01/31/37	ZAR	3,818	254,898
8.875%	02/28/35	ZAR	6,236	437,014
10.500%	12/21/26	ZAR	7,666	631,793

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
South Africa (cont’d.)
Sr. Unsec’d. Notes
6.250%	03/31/36	ZAR	4,108	$217,631

				2,812,601

TOTAL FOREIGN BONDS (cost $142,863,061)				146,188,836

SOVEREIGN ISSUES — 22.6%
Argentina Bonar Bonds (Argentina),
Unsec’d. Notes^
20.924%(c)	04/03/22	ARS	5,730	383,086
Argentine Bonos del Tesoro (Argentina),
Bonds
15.500%	10/17/26	ARS	109,441	7,401,072
16.000%	10/17/23	ARS	27,154	1,823,404
Unsec’d. Notes
18.200%	10/03/21	ARS	81,291	5,676,473
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	03/21/23	COP	37,000	11,727
7.750%	04/14/21	COP	245,000	90,101
9.850%	06/28/27	COP	59,000	26,020
Colombian TES (Colombia),
Bonds
6.000%	04/28/28	COP	4,648,800	1,520,726
7.000%	09/11/19	COP	412,000	146,617
7.000%	05/04/22	COP	790,000	283,931
7.000%	06/30/32	COP	118,000	41,141
7.500%	08/26/26	COP	8,263,500	3,032,783
7.750%	09/18/30	COP	15,538,700	5,841,084
10.000%	07/24/24	COP	4,262,000	1,778,052
11.000%	07/24/20	COP	903,000	359,740
11.250%	10/24/18	COP	529,000	198,016
Notes
5.000%	11/21/18	COP	278,000	95,393
Korea Treasury Bond (South Korea),
Sr. Unsec’d. Notes
1.375%	09/10/21	KRW	7,420,000	6,511,413
2.000%	03/10/21	KRW	8,646,000	7,795,378
4.250%	06/10/21	KRW	2,054,000	2,015,862
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, 144A
5.125%	10/15/24		1,461	1,416,001
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes, 144A
4.875%	02/25/20		4,250	4,405,295
7.250%	09/28/21		3,190	3,636,600
Thailand Government Bond (Thailand),
Sr. Unsec’d. Notes
3.875%	06/13/19	THB	500,000	15,252,441
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A
3.308%	05/31/40		7,576	2,799,332
7.750%	09/01/22		1,157	1,111,009
7.750%	09/01/23		1,178	1,113,210
7.750%	09/01/24		717	670,395
7.750%	09/01/25		1,547	1,430,950
7.750%	09/01/26		1,747	1,603,903
7.750%	09/01/27		1,487	1,364,323

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN ISSUES (Continued)

TOTAL SOVEREIGN ISSUES (cost $77,868,733)				$79,835,478

TOTAL LONG-TERM INVESTMENTS (cost $220,731,794)				226,024,314

SHORT-TERM INVESTMENTS —16.6%

FOREIGN TREASURY BILLS(n) — 8.2%
Colombian TES Corto Plazo (Colombia)
7.175%	06/13/17	COP	245,000	84,080
7.307%	09/12/17	COP	318,000	107,517
Mexico Cetes (Mexico)
4.182%	09/14/17	MXN	647,882	3,354,532
4.783%	05/25/17	MXN	1,274,514	6,740,021
4.910%	04/27/17	MXN	25,378	134,902
4.988%	04/12/17	MXN	539,961	2,877,917
5.057%	05/11/17	MXN	573,330	3,039,846
5.057%	08/17/17	MXN	136,782	712,328
5.086%	07/06/17	MXN	379,949	1,993,579
5.121%	07/20/17	MXN	703,005	3,678,918
5.576%	11/09/17	MXN	787,679	4,036,412
6.531%	06/01/17	MXN	104,374	551,238
6.725%	08/31/17	MXN	283,381	1,471,330

TOTAL FOREIGN TREASURY BILLS (cost $28,238,884)				28,782,620

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY
OBLIGATION(n) — 8.4%
Federal Home Loan Bank
0.450%	04/03/17	29,635	$29,635,000

(cost $29,635,000)
TOTAL SHORT-TERM INVESTMENTS (cost $57,873,884)			58,417,620

TOTAL INVESTMENTS — 80.7% (cost $278,605,678)			284,441,934
Other assets in excess of liabilities(z) — 19.3%			67,853,143

NET ASSETS — 100.0%			$352,295,077

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $383,086 and 0.1% of net assets.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.

(n)	Rate shown reflects yield to maturity at purchase date.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at March 31, 2017:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Chilean Peso,
Expiring 04/20/17	Deutsche Bank AG	CLP	3,546,309	$5,346,866	$5,368,762	$21,896
Expiring 04/24/17	Deutsche Bank AG	CLP	3,634,491	5,506,805	5,501,145	(5,660)
Indian Rupee,
Expiring 04/18/17	JPMorgan Chase	INR	340,557	4,957,883	5,231,411	273,528
Expiring 04/25/17	JPMorgan Chase	INR	402,975	5,859,747	6,184,192	324,445
Expiring 04/27/17	Hong Kong & Shanghai Bank	INR	350,634	5,089,988	5,379,452	289,464
Expiring 05/22/17	JPMorgan Chase	INR	402,975	5,966,461	6,161,176	194,715
Malaysian Ringgit,
Expiring 04/28/17	Hong Kong & Shanghai Bank	MYR	40,300	9,678,194	9,096,532	(581,662)
South Korean Won,
Expiring 05/02/17	Hong Kong & Shanghai Bank	KRW	12,700,000	10,835,253	11,361,332	526,079

				$53,241,197	$54,284,002	1,042,805

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 05/15/17	JPMorgan Chase	AUD	12,493	$9,558,207	$9,536,805	$21,402
Expiring 05/22/17	Citigroup Global Markets	AUD	2,440	1,866,893	1,862,374	4,519
Expiring 06/13/17	Citigroup Global Markets	AUD	1,720	1,304,465	1,312,266	(7,801)
Expiring 06/13/17	Citigroup Global Markets	AUD	1,709	1,296,089	1,303,874	(7,785)
Expiring 06/13/17	JPMorgan Chase	AUD	2,552	1,934,033	1,947,036	(13,003)
Expiring 06/13/17	JPMorgan Chase	AUD	1,729	1,299,171	1,319,133	(19,962)
Expiring 06/16/17	Citigroup Global Markets	AUD	76	56,997	57,752	(755)

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 06/16/17	JPMorgan Chase	AUD	380	$ 286,626	$ 289,902	$ (3,276)
Expiring 06/19/17	Citigroup Global Markets	AUD	153	115,124	116,412	(1,288)
Expiring 06/20/17	JPMorgan Chase	AUD	21,859	16,795,145	16,674,995	120,150
Euro,
Expiring 04/10/17	Hong Kong & Shanghai Bank	EUR	2,191	2,322,354	2,337,954	(15,600)
Expiring 04/10/17	JPMorgan Chase	EUR	3,035	3,215,750	3,239,200	(23,450)
Expiring 04/11/17	Bank of America	EUR	26,380	27,939,588	28,156,146	(216,558)
Expiring 04/12/17	JPMorgan Chase	EUR	5,627	5,982,120	6,006,131	(24,011)
Expiring 04/13/17	JPMorgan Chase	EUR	11,148	11,771,185	11,899,653	(128,468)
Expiring 04/18/17	UBS AG	EUR	7,849	8,319,270	8,380,450	(61,180)
Expiring 04/27/17	Goldman Sachs & Co.	EUR	1,087	1,172,699	1,161,020	11,679
Expiring 04/28/17	Citigroup Global Markets	EUR	5,330	5,741,440	5,692,745	48,695
Expiring 04/28/17	Deutsche Bank AG	EUR	4,848	5,211,177	5,178,251	32,926
Expiring 04/28/17	Hong Kong & Shanghai Bank	EUR	5,863	6,304,598	6,262,579	42,019
Expiring 05/08/17	Citigroup Global Markets	EUR	744	801,172	795,191	5,981
Expiring 05/08/17	Deutsche Bank AG	EUR	3,720	4,041,111	3,975,423	65,688
Expiring 05/09/17	Deutsche Bank AG	EUR	13,408	14,372,170	14,329,329	42,841
Expiring 05/09/17	Goldman Sachs & Co.	EUR	4,160	4,458,272	4,445,853	12,419
Expiring 05/15/17	Deutsche Bank AG	EUR	3,000	3,218,130	3,207,097	11,033
Expiring 05/15/17	Deutsche Bank AG	EUR	1,105	1,178,500	1,181,280	(2,780)
Expiring 05/16/17	Deutsche Bank AG	EUR	3,666	3,904,633	3,918,860	(14,227)
Expiring 05/17/17	Bank of America	EUR	7,355	7,811,616	7,863,158	(51,542)
Japanese Yen,
Expiring 04/07/17	JPMorgan Chase	JPY	305,450	2,990,020	2,744,424	245,596
Expiring 04/11/17	Hong Kong & Shanghai Bank	JPY	607,600	5,908,925	5,460,085	448,840
Expiring 04/13/17	Barclays Capital Group	JPY	307,600	2,991,316	2,764,415	226,901
Expiring 04/13/17	Deutsche Bank AG	JPY	303,400	2,952,252	2,726,669	225,583
Expiring 05/09/17	JPMorgan Chase	JPY	505,988	4,885,919	4,551,903	334,016
Expiring 05/18/17	Bank of America	JPY	327,434	3,053,854	2,946,542	107,312
Expiring 05/18/17	Citigroup Global Markets	JPY	327,457	3,052,573	2,946,749	105,824
Expiring 05/19/17	Bank of America	JPY	326,957	3,037,220	2,942,348	94,872
Expiring 05/19/17	Hong Kong & Shanghai Bank	JPY	328,108	3,047,916	2,952,710	95,206
Expiring 05/22/17	Bank of America	JPY	327,845	3,034,046	2,950,650	83,396
Expiring 06/05/17	JPMorgan Chase	JPY	1,091,053	10,145,462	9,825,184	320,278
Expiring 06/08/17	Citigroup Global Markets	JPY	172,800	1,636,922	1,556,328	80,594
Expiring 06/09/17	Hong Kong & Shanghai Bank	JPY	258,800	2,290,265	2,330,999	(40,734)
Expiring 06/13/17	Hong Kong & Shanghai Bank	JPY	245,410	2,153,664	2,210,820	(57,156)
Expiring 06/16/17	Hong Kong & Shanghai Bank	JPY	322,540	2,829,298	2,906,077	(76,779)
Expiring 06/16/17	JPMorgan Chase	JPY	95,900	919,432	864,056	55,376
Expiring 06/20/17	Citigroup Global Markets	JPY	219,010	2,133,820	1,973,653	160,167
Expiring 07/11/17	Barclays Capital Group	JPY	230,430	1,998,240	2,078,658	(80,418)
Expiring 07/11/17	Goldman Sachs & Co.	JPY	99,910	865,344	901,266	(35,922)
Expiring 07/11/17	JPMorgan Chase	JPY	610,900	5,280,491	5,510,793	(230,302)
Expiring 07/13/17	Barclays Capital Group	JPY	347,950	3,031,280	3,139,081	(107,801)
Expiring 07/14/17	JPMorgan Chase	JPY	226,190	2,210,614	2,040,703	169,911
Expiring 07/25/17	Citigroup Global Markets	JPY	133,855	1,282,013	1,208,287	73,726
Expiring 07/25/17	JPMorgan Chase	JPY	206,000	1,833,401	1,859,528	(26,127)
Expiring 07/27/17	JPMorgan Chase	JPY	71,800	639,217	648,189	(8,972)
Expiring 08/08/17	Standard Chartered PLC	JPY	319,400	2,862,482	2,885,109	(22,627)
Expiring 08/09/17	JPMorgan Chase	JPY	320,140	2,869,499	2,891,932	(22,433)
Expiring 09/11/17	Barclays Capital Group	JPY	215,933	1,909,706	1,953,693	(43,987)
Expiring 09/13/17	Deutsche Bank AG	JPY	81,300	714,950	735,646	(20,696)
Expiring 09/21/17	Barclays Capital Group	JPY	140,390	1,254,787	1,270,813	(16,026)
Expiring 10/10/17	JPMorgan Chase	JPY	305,450	3,017,535	2,767,778	249,757
Expiring 11/16/17	JPMorgan Chase	JPY	562,155	5,020,093	5,104,583	(84,490)
Expiring 12/12/17	Citigroup Global Markets	JPY	339,920	3,035,529	3,091,176	(55,647)
Expiring 12/13/17	JPMorgan Chase	JPY	227,370	2,015,316	2,067,782	(52,466)
Expiring 02/08/18	JPMorgan Chase	JPY	319,300	2,900,051	2,913,285	(13,234)

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 02/09/18	Barclays Capital Group	JPY	319,440	$ 2,894,003	$ 2,914,730	$(20,727)
Expiring 02/16/18	JPMorgan Chase	JPY	560,067	5,020,096	5,112,375	(92,279)
South Korean Won,
Expiring 05/02/17	Hong Kong & Shanghai Bank	KRW	26,840,000	23,437,978	24,010,879	(572,901)
Expiring 05/15/17	Citigroup Global Markets	KRW	2,497,000	2,179,454	2,234,102	(54,648)
Expiring 05/16/17	Citigroup Global Markets	KRW	2,195,000	1,909,028	1,963,919	(54,891)
Expiring 06/02/17	Hong Kong & Shanghai Bank	KRW	2,020,000	1,728,712	1,807,671	(78,959)
Expiring 06/15/17	Citigroup Global Markets	KRW	1,868,000	1,612,291	1,671,908	(59,617)
Expiring 09/07/17	Goldman Sachs & Co.	KRW	2,198,000	1,941,610	1,969,926	(28,316)
Expiring 09/20/17	Citigroup Global Markets	KRW	2,490,000	2,174,249	2,232,119	(57,870)
Expiring 09/20/17	Hong Kong & Shanghai Bank	KRW	5,092,000	4,442,506	4,564,638	(122,132)

				$299,421,914	$298,655,050	766,864

						$1,809,669

Cross currency exchange contracts outstanding at March 31, 2017:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
							Hong Kong & Shanghai
04/18/17	Buy	MYR	12,170	EUR	2,595	$(22,333)	Bank

Interest rate swap agreements outstanding at March 31, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
20,200	01/23/25	1.970%	3 Month LIBOR(1)	$—	$408,990	$408,990
11,920	01/27/25	1.973%	3 Month LIBOR(1)	—	240,119	240,119
2,980	01/29/25	1.937%	3 Month LIBOR(1)	—	68,296	68,296
2,520	01/30/25	1.942%	3 Month LIBOR(1)	—	56,962	56,962
3,980	02/03/25	1.817%	3 Month LIBOR(1)	—	127,900	127,900
1,350	03/27/25	1.978%	3 Month LIBOR(1)	—	30,306	30,306
1,350	03/27/25	1.985%	3 Month LIBOR(1)	—	29,573	29,573
14,690	07/02/25	2.449%	3 Month LIBOR(1)	—	(223,072)	(223,072)
8,150	03/31/44	3.489%	3 Month LIBOR(1)	—	(1,320,729)	(1,320,729)
11,800	11/18/46	2.378%	3 Month LIBOR(1)	—	617,413	617,413
3,500	03/13/47	2.794%	3 Month LIBOR(1)	—	(109,698)	(109,698)

				$—	$(73,940)	$(73,940)

Cash of $1,516,401 and $3,822,929 have been segregated with Deutsche Bank and JPMorgan Chase, respectively, to cover requirements for open centrally cleared interest rate swap contracts as of March 31, 2017.

(1)   Portfolio pays the fixed rate and receives the floating rate.

(2)  Portfolio pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds	$—	$146,188,836	$—
Sovereign Issues	—	79,452,392	383,086
Foreign Treasury Bills	—	28,782,620	—
Short Term - U.S. Government Agency Obligation	—	29,635,000	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	1,809,669	—
OTC Cross Currency Exchange Contract	—	(22,333)	—
Centrally Cleared Interest Rate Swap Agreements	—	(73,940)	—

Total	$—	$285,772,244	$383,086

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2017 were as follows:

Foreign Bonds	41.5%
Sovereign Issues	22.6
U.S. Government Agency Obligation	8.4
Foreign Treasury Bills	8.2

80.7
Other assets in excess of liabilities	19.3

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Foreign exchange contracts	$1,787,336
Interest rate contracts	(73,940)

Total	$1,713,396

AST VALUE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.7%
COMMON STOCKS — 96.9%
Aerospace & Defense — 3.2%
Boeing Co. (The)	72,830	$12,880,714
Raytheon Co.	37,362	5,697,705
United Technologies Corp.	86,135	9,665,208

		28,243,627

Airlines — 1.0%
Southwest Airlines Co.	156,800	8,429,568

Auto Components — 0.5%
Adient PLC	60,913	4,426,548

Automobiles — 0.4%
General Motors Co.	106,853	3,778,322

Banks — 11.7%
Bank of America Corp.	354,856	8,371,053
Citigroup, Inc.	234,485	14,026,893
Fifth Third Bancorp	579,105	14,709,267
JPMorgan Chase & Co.	368,376	32,358,148
U.S. Bancorp	192,134	9,894,901
Wells Fargo & Co.	395,465	22,011,582

		101,371,844

Beverages — 1.5%
PepsiCo, Inc.	115,745	12,947,236

Biotechnology — 0.6%
Gilead Sciences, Inc.	73,822	5,013,990

Building Products — 1.5%
Johnson Controls International PLC	310,031	13,058,506

Capital Markets — 6.1%
Ameriprise Financial, Inc.	87,757	11,380,328
Bank of New York Mellon Corp. (The)	328,038	15,493,235
Invesco Ltd.	167,669	5,135,701
Morgan Stanley	486,746	20,852,199

		52,861,463

Chemicals — 1.9%
CF Industries Holdings, Inc.	172,500	5,062,875
E.I. du Pont de Nemours & Co.	143,852	11,555,631

		16,618,506

Commercial Services & Supplies — 0.5%
Stericycle, Inc.*	52,614	4,361,174

Communications Equipment — 1.7%
Cisco Systems, Inc.	447,385	15,121,613

Construction Materials — 0.7%
Vulcan Materials Co.	47,721	5,749,426

Consumer Finance — 1.1%
American Express Co.	122,964	9,727,682

Containers & Packaging — 0.7%
International Paper Co.	126,347	6,415,901

Diversified Telecommunication Services — 1.3%
Verizon Communications, Inc.	234,238	11,419,103

Electric Utilities — 6.0%
Entergy Corp.	50,725	3,853,071
Exelon Corp.	345,716	12,438,862
FirstEnergy Corp.	117,027	3,723,799
PG&E Corp.	372,802	24,739,141

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Southern Co. (The)	152,500	$7,591,450

		52,346,323

Electronic Equipment, Instruments & Components — 0.9%
TE Connectivity Ltd.	106,680	7,952,993

Equity Real Estate Investment Trusts (REITs) — 1.2%
VEREIT, Inc.	651,986	5,535,361
Weyerhaeuser Co.	143,565	4,878,339

		10,413,700

Food & Staples Retailing — 1.0%
Wal-Mart Stores, Inc.	121,340	8,746,187

Food Products — 2.3%
Bunge Ltd.	106,038	8,404,572
Tyson Foods, Inc. (Class A Stock)	180,852	11,160,377

		19,564,949

Health Care Equipment & Supplies — 2.8%
Hologic, Inc.*	189,653	8,069,735
Medtronic PLC	199,087	16,038,449

		24,108,184

Health Care Providers & Services — 1.5%
Aetna, Inc.	100,139	12,772,729

Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.	122,066	7,190,908
Las Vegas Sands Corp.	109,964	6,275,645

		13,466,553

Household Products — 1.0%
Procter & Gamble Co. (The)	99,945	8,980,058

Independent Power & Renewable Electricity Producers — 0.3%
AES Corp.	229,372	2,564,379

Industrial Conglomerates — 1.9%
General Electric Co.	552,574	16,466,705

Insurance — 5.4%
Chubb Ltd.	75,727	10,317,804
Loews Corp.	205,573	9,614,649
Marsh & McLennan Cos., Inc.	151,366	11,184,434
MetLife, Inc.	302,988	16,003,826

		47,120,713

Leisure Products — 0.7%
Mattel, Inc.	247,661	6,342,598

Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific, Inc.	66,230	10,172,928

Machinery — 1.9%
Cummins, Inc.	44,895	6,788,124
Illinois Tool Works, Inc.	75,129	9,952,339

		16,740,463

Media — 4.1%
Comcast Corp. (Class A Stock)	403,668	15,173,880
News Corp. (Class A Stock)	426,449	5,543,837
Twenty-First Century Fox, Inc. (Class B Stock)	471,867	14,995,933

		35,713,650

AST VALUE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multiline Retail — 0.5%
Kohl’s Corp.	112,744	$4,488,339

Oil, Gas & Consumable Fuels — 9.7%
Apache Corp.	146,252	7,515,890
Canadian Natural Resources Ltd. (Canada)	221,587	7,265,838
EQT Corp.	44,575	2,723,533
Exxon Mobil Corp.	199,288	16,343,609
Hess Corp.	156,345	7,537,392
Occidental Petroleum Corp.	174,642	11,065,317
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	197,889	10,434,687
TOTAL SA (France), ADR	371,064	18,709,047
TransCanada Corp. (Canada)	67,669	3,122,924

		84,718,237

Personal Products — 0.4%
Coty, Inc. (Class A Stock)	191,046	3,463,664

Pharmaceuticals — 6.5%
Bristol-Myers Squibb Co.	69,600	3,784,847
Johnson & Johnson	142,713	17,774,904
Merck & Co., Inc.	223,582	14,206,400
Pfizer, Inc.	607,678	20,788,664

		56,554,815

Road & Rail — 0.9%
Canadian Pacific Railway Ltd. (Canada)	51,056	7,501,148

Semiconductors & Semiconductor Equipment — 3.4%
Applied Materials, Inc.	212,433	8,263,644
NXP Semiconductors NV (Netherlands)*	35,735	3,698,573
QUALCOMM, Inc.	198,556	11,385,201
Texas Instruments, Inc.	73,509	5,921,885

		29,269,303

Software — 2.5%
Microsoft Corp.	336,282	22,147,533

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail — 1.3%
Lowe’s Cos., Inc.	134,046	$11,019,922

Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc.	83,527	11,999,489

Tobacco — 2.2%
Philip Morris International, Inc.	168,837	19,061,697

TOTAL COMMON STOCKS (cost $772,940,018)		843,241,768

PREFERRED STOCK — 0.8%
Electric Utilities
NextEra Energy, Inc., CVT, 6.123% (cost $6,552,017)	130,967	6,679,317

TOTAL LONG-TERM INVESTMENTS (cost $779,492,035)		849,921,085

SHORT-TERM INVESTMENT — 1.1%
UNAFFILIATED FUND
JPMorgan U.S. Government Money Market Fund (cost $10,077,718)	10,077,718	10,077,718

TOTAL INVESTMENTS — 98.8%
(cost $789,569,753)		859,998,803
Other assets in excess of liabilities — 1.2%		10,050,655

NET ASSETS — 100.0%		$870,049,458

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$28,243,627	$—	$—
Airlines	8,429,568	—	—
Auto Components	4,426,548	—	—
Automobiles	3,778,322	—	—
Banks	101,371,844	—	—
Beverages	12,947,236	—	—
Biotechnology	5,013,990	—	—
Building Products	13,058,506	—	—
Capital Markets	52,861,463	—	—
Chemicals	16,618,506	—	—

AST VALUE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Level 1	Level 2	Level 3
Commercial Services & Supplies	$4,361,174	$—	$—
Communications Equipment	15,121,613	—	—
Construction Materials	5,749,426	—	—
Consumer Finance	9,727,682	—	—
Containers & Packaging	6,415,901	—	—
Diversified Telecommunication Services	11,419,103	—	—
Electric Utilities	52,346,323	—	—
Electronic Equipment, Instruments & Components	7,952,993	—	—
Equity Real Estate Investment Trusts (REITs)	10,413,700	—	—
Food & Staples Retailing	8,746,187	—	—
Food Products	19,564,949	—	—
Health Care Equipment & Supplies	24,108,184	—	—
Health Care Providers & Services	12,772,729	—	—
Hotels, Restaurants & Leisure	13,466,553	—	—
Household Products	8,980,058	—	—
Independent Power & Renewable Electricity Producers	2,564,379	—	—
Industrial Conglomerates	16,466,705	—	—
Insurance	47,120,713	—	—
Leisure Products	6,342,598	—	—
Life Sciences Tools & Services	10,172,928	—	—
Machinery	16,740,463	—	—
Media	35,713,650	—	—
Multiline Retail	4,488,339	—	—
Oil, Gas & Consumable Fuels	84,718,237	—	—
Personal Products	3,463,664	—	—
Pharmaceuticals	56,554,815	—	—
Road & Rail	7,501,148	—	—
Semiconductors & Semiconductor Equipment	29,269,303	—	—
Software	22,147,533	—	—
Specialty Retail	11,019,922	—	—
Technology Hardware, Storage & Peripherals	11,999,489	—	—
Tobacco	19,061,697	—	—
Preferred Stock
Electric Utilities	6,679,317	—	—
Unaffiliated Fund	10,077,718	—	—

Total	$859,998,803	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

AST WEDGE CAPITAL MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.7%
COMMON STOCKS
Aerospace & Defense — 4.0%
TransDigm Group, Inc.(a)	72,410	$15,941,786

Auto Components — 4.2%
Dana, Inc.	395,200	7,631,312
Delphi Automotive PLC	110,200	8,869,998

		16,501,310

Banks — 8.5%
CIT Group, Inc.	186,500	8,006,445
Cullen/Frost Bankers, Inc.(a)	96,800	8,612,296
Fifth Third Bancorp	297,800	7,564,120
M&T Bank Corp.(a)	37,300	5,771,429
TCF Financial Corp.	205,160	3,491,823

		33,446,113

Chemicals — 4.8%
Ashland Global Holdings, Inc.	93,800	11,613,378
Eastman Chemical Co.	91,600	7,401,280

		19,014,658

Commercial Services & Supplies — 3.0%
Republic Services, Inc.	162,000	10,175,220
Steelcase, Inc. (Class A Stock)	102,292	1,713,391

		11,888,611

Consumer Finance — 3.1%
Ally Financial, Inc.	606,700	12,334,211

Containers & Packaging — 4.4%
Owens-Illinois, Inc.*	386,200	7,870,756
Packaging Corp. of America	104,100	9,537,642

		17,408,398

Electric Utilities — 6.4%
Great Plains Energy, Inc.	455,100	13,298,022
Pinnacle West Capital Corp.	143,400	11,956,692

		25,254,714

Electronic Equipment, Instruments & Components — 1.8%
Keysight Technologies, Inc.*	198,563	7,176,067

Energy Equipment & Services — 3.4%
TechnipFMC PLC (United Kingdom)*	136,900	4,449,250
Weatherford International PLC*(a)	1,329,100	8,838,515

		13,287,765

Equity Real Estate Investment Trusts (REITs) — 8.3%
AvalonBay Communities, Inc.	44,500	8,170,200
CBL & Associates Properties, Inc.(a)	309,600	2,953,584
EPR Properties	101,100	7,443,993
Lamar Advertising Co. (Class A Stock)(a)	133,830	10,002,454
MGM Growth Properties LLC (Class A Stock)(a)	151,900	4,108,895

		32,679,126

Gas Utilities — 2.0%
UGI Corp.	162,450	8,025,030

Health Care Equipment & Supplies — 3.7%
Zimmer Biomet Holdings, Inc.	120,200	14,677,622

Health Care Providers & Services — 6.7%
MEDNAX, Inc.*(a)	174,200	12,085,996
Universal Health Services, Inc. (Class B Stock)	114,700	14,274,415

		26,360,411

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure — 5.0%
Royal Caribbean Cruises Ltd.	77,300	$7,583,903
Wyndham Worldwide Corp.	143,700	12,112,473

		19,696,376

Household Durables — 2.2%
D.R. Horton, Inc.	267,100	8,897,101

Insurance — 4.1%
Assurant, Inc.	60,700	5,807,169
FNF Group(a)	271,600	10,576,104

		16,383,273

IT Services — 2.9%
Computer Sciences Corp.	66,783	4,608,695
Convergys Corp.(a)	122,279	2,586,201
CSRA, Inc.(a)	139,783	4,094,244

		11,289,140

Leisure Products — 1.9%
Brunswick Corp.	119,662	7,323,314

Machinery — 2.0%
Dover Corp.	98,600	7,922,510

Mortgage Real Estate Investment Trusts (REITs) — 1.0%
MFA Financial, Inc.	488,900	3,950,312

Oil, Gas & Consumable Fuels — 7.2%
EQT Corp.	266,900	16,307,590
Murphy Oil Corp.(a)	422,485	12,078,846

		28,386,436

Road & Rail — 0.6%
Werner Enterprises, Inc.(a)	95,999	2,515,174

Semiconductors & Semiconductor Equipment — 2.5%
Marvell Technology Group Ltd. (Bermuda)	661,000	10,086,860

Trading Companies & Distributors — 2.0%
AerCap Holdings NV (Ireland)*	175,300	8,058,541

TOTAL LONG-TERM INVESTMENTS
(cost $334,074,769)		378,504,859

SHORT-TERM INVESTMENTS — 25.9%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	16,767,595	16,767,595
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $85,483,223; includes $85,394,711 of cash collateral for securities on loan)(b)(w)	85,464,382	85,481,474

TOTAL SHORT-TERM INVESTMENTS
(cost $102,250,818)		102,249,069

TOTAL INVESTMENTS — 121.6% (cost $436,325,587)		480,753,928
Liabilities in excess of other assets — (21.6)%		(85,536,232)

NET ASSETS — 100.0%		$395,217,696

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

AST WEDGE CAPITAL MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $83,671,980; cash collateral of $85,394,711 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$15,941,786	$—	$—
Auto Components	16,501,310	—	—
Banks	33,446,113	—	—
Chemicals	19,014,658	—	—
Commercial Services & Supplies	11,888,611	—	—
Consumer Finance	12,334,211	—	—
Containers & Packaging	17,408,398	—	—
Electric Utilities	25,254,714	—	—
Electronic Equipment, Instruments & Components	7,176,067	—	—
Energy Equipment & Services	13,287,765	—	—
Equity Real Estate Investment Trusts (REITs)	32,679,126	—	—
Gas Utilities	8,025,030	—	—
Health Care Equipment & Supplies	14,677,622	—	—
Health Care Providers & Services	26,360,411	—	—
Hotels, Restaurants & Leisure	19,696,376	—	—
Household Durables	8,897,101	—	—
Insurance	16,383,273	—	—
IT Services	11,289,140	—	—
Leisure Products	7,323,314	—	—
Machinery	7,922,510	—	—
Mortgage Real Estate Investment Trusts (REITs)	3,950,312	—	—
Oil, Gas & Consumable Fuels	28,386,436	—	—
Road & Rail	2,515,174	—	—
Semiconductors & Semiconductor Equipment	10,086,860	—	—
Trading Companies & Distributors	8,058,541	—	—
Affiliated Mutual Funds	102,249,069	—	—

Total	$480,753,928	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 95.8%
ASSET-BACKED SECURITIES — 0.8%
Non-Residential Mortgage-Backed Securities
AmeriCredit Automobile Receivables Trust,
Series 2016-2, Class A2B
1.547%(c)	10/08/19	3,967	$3,976,226
Enterprise Fleet Financing LLC,
Series 2015-2, Class A2, 144A
1.588%	02/22/21	282	281,716
First Investors Auto Owner Trust,
Series 2016-2A, Class A1, 144A
1.530%	11/16/20	1,583	1,580,574
Ford Credit Floorplan Master Owner Trust,
Series 2016-4, Class A
1.442%(c)	07/15/20	4,120	4,132,473
Kubota Credit Owner Trust,
Series 2016-1A, Class A2, 144A
1.250%	04/15/19	1,880	1,877,146
Westlake Automobile Receivables Trust,
Series 2016-1A, Class A2A, 144A
1.820%	01/15/19	710	710,790
Series 2016-1A, Class A2B, 144A
1.962%(c)	01/15/19	710	711,728
Series 2016-2A, Class B, 144A
2.300%	11/15/19	930	932,410
Wheels SPV 2 LLC,
Series 2016-1A, Class A2, 144A
1.590%	05/20/25	1,180	1,180,050

TOTAL ASSET-BACKED SECURITIES (cost $15,369,257)			15,383,113

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.1%
Commercial Mortgage Trust,
Series 2013-CR7, Class XA, IO
1.395%(c)	03/10/46	2,860	149,030
CSAIL Commercial Mortgage Trust,
Series 2016-C7, Class A5
3.502%	11/15/49	490	494,503
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A3
3.337%	12/15/49	365	367,518
Series 2016-UB12, Class A4
3.596%	12/15/49	120	122,949

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,135,308)			1,134,000

CORPORATE BONDS — 35.6%
Belgium — 0.7%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
3.300%	02/01/23	4,025	4,096,689
3.650%	02/01/26	2,225	2,249,920
4.700%	02/01/36	605	640,065
4.900%	02/01/46	965	1,042,899

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Belgium (cont’d.)
Anheuser-Busch Inbev SA,
Gtd. Notes, EMTN, RegS
1.500%	03/17/25	EUR	4,450	$4,922,995
Anheuser-Busch InBev SA,
Gtd. Notes, EMTN, RegS
2.000%	03/17/28	EUR	1,500	1,672,715

				14,625,283

Bermuda — 0.0%
XLIT Ltd.,
Gtd. Notes
5.500%	03/31/45		775	774,484

Canada — 0.4%
CDP Financial, Inc.,
Gtd. Notes, 144A
4.400%	11/25/19		4,525	4,803,998
Emera US Finance LP,
Gtd. Notes
2.150%	06/15/19		1,105	1,104,666
3.550%	06/15/26		1,550	1,523,692
Fortis, Inc.,
Sr. Unsec’d. Notes, 144A
2.100%	10/04/21		1,260	1,220,862

				8,653,218

Denmark — 0.4%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
2.000%	09/08/21		3,095	3,005,827
Sr. Unsec’d. Notes, MTN, 144A
2.800%	03/10/21		2,200	2,216,669
Sub. Notes, EMTN, RegS
2.750%(c)	05/19/26	EUR	2,350	2,669,636

				7,892,132

France — 1.3%
Air Liquide Finance SA,
Gtd. Notes, 144A
2.250%	09/27/23		1,610	1,536,283
AXA SA,
Sub. Notes, EMTN, RegS
33.375%(c)	07/06/47	EUR	1,425	1,573,617
Credit Agricole SA,
Sr. Unsec’d. Notes, EMTN, RegS
2.375%	05/20/24	EUR	1,500	1,758,654
Danone SA,
Sr. Unsec’d. Notes, 144A
2.589%	11/02/23		5,675	5,491,561
Sr. Unsec’d. Notes, EMTN, RegS
0.709%	11/03/24	EUR	2,900	3,040,496
RCI Banque SA,
Sr. Unsec’d. Notes, EMTN, RegS
3.000%	05/09/19	GBP	2,275	2,948,952
Societe Generale SA,
Sr. Unsec’d. Notes, MTN, 144A
2.500%	04/08/21		4,475	4,410,556
3.250%	01/12/22		3,350	3,305,666

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
France (cont’d.)
TOTAL SA,
Jr. Sub. Notes, EMTN, RegS
2.625%(c)	12/29/49	EUR	575	$587,636
Valeo SA,
Sr. Unsec’d. Notes, EMTN, RegS
1.625%	03/18/26	EUR	1,300	1,416,451

				26,069,872

Germany — 1.2%
BMW Finance NV,
Gtd. Notes, EMTN, RegS
1.750%	11/20/17	GBP	1,760	2,219,948
BMW US Capital LLC,
Gtd. Notes, 144A
1.850%	09/15/21		2,350	2,275,406
2.000%	04/11/21		2,930	2,872,033
Daimler Finance North America LLC,
Gtd. Notes, 144A
2.000%	07/06/21		4,725	4,595,568
Deutsche Bank AG,
Sr. Unsec’d. Notes, EMTN, RegS
1.500%	01/20/22	EUR	2,000	2,168,278
Deutsche Telekom International Finance BV,
Gtd. Notes, EMTN, RegS
3.250%	01/17/28	EUR	1,650	2,076,638
HeidelbergCement AG,
Gtd. Notes, EMTN, RegS
2.250%	06/03/24	EUR	2,000	2,274,324
innogy Finance BV,
Gtd. Notes, EMTN, RegS
3.000%	01/17/24	EUR	1,700	2,073,653
Volkswagen Leasing GmbH,
Gtd. Notes, EMTN, RegS
2.625%	01/15/24	EUR	3,175	3,690,923

				24,246,771

Hong Kong — 0.1%
Hutchison Whampoa International 14 Ltd.,
Sr. Unsec’d. Notes, RegS
3.625%	10/31/24		2,525	2,585,863

Ireland — 0.2%
AIB Mortgage Bank,
Covered Bonds, EMTN, RegS
2.250%	03/26/21	EUR	750	869,792
Bank of Ireland Mortgage Bank,
Covered Bonds, RegS
1.750%	03/19/19	EUR	1,275	1,411,604
CRH Funding BV,
Gtd. Notes, EMTN, RegS
1.875%	01/09/24	EUR	1,375	1,555,631

				3,837,027

Italy — 0.6%
Enel Finance International NV,
Gtd. Notes, EMTN
1.966%	01/27/25	EUR	4,250	4,748,993

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Italy (cont’d.)
FCA Bank SpA,
Gtd. Notes, EMTN, RegS
2.625%	04/17/19	EUR	5,825	$6,487,768

				11,236,761

Japan — 0.2%
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, MTN, 144A
1.900%	09/14/21		3,975	3,845,109

Mexico — 0.2%
Petroleos Mexicanos,
Gtd. Notes
3.500%	01/30/23		780	743,262
4.875%	01/18/24		565	570,085
Gtd. Notes, MTN
6.875%	08/04/26		2,480	2,752,800

				4,066,147

Netherlands — 0.7%
Achmea Bank NV,
Sr. Unsec’d. Notes, EMTN, RegS
2.750%	02/18/21	EUR	380	441,828
Achmea BV,
Jr. Sub. Notes, EMTN, RegS
4.250%(c)	12/29/49	EUR	1,000	1,018,809
Sr. Unsec’d. Notes, EMTN, RegS
2.500%	11/19/20	EUR	1,265	1,451,795
Sub. Notes, EMTN, RegS
6.000%(c)	04/04/43	EUR	825	974,726
ING Bank NV,
Sub. Notes, EMTN, RegS
4.125%(c)	11/21/23		3,800	3,875,619
ING Groep NV,
Sr. Unsec’d. Notes
3.150%	03/29/22		1,105	1,107,576
3.950%	03/29/27		1,070	1,072,532
Koninklijke KPN NV,
Sr. Unsec’d. Notes, GMTN, RegS
0.625%	04/09/25	EUR	2,200	2,235,578
Shell International Finance BV,
Gtd. Notes
3.250%	05/11/25		2,285	2,307,178

				14,485,641

Spain — 0.4%
Bankia SA,
Covered Bonds, RegS
1.000%	09/25/25	EUR	900	968,061
1.125%	08/05/22	EUR	1,300	1,442,086
Gas Natural Fenosa Finance BV,
Gtd. Notes, EMTN, RegS
1.375%	01/19/27	EUR	2,000	2,106,190
Iberdrola International BV,
Gtd. Notes, EMTN, RegS
1.125%	04/21/26	EUR	1,100	1,155,922
Telefonica Emisiones SAU,
Gtd. Notes, EMTN, RegS
1.460%	04/13/26	EUR	1,500	1,574,634
1.477%	09/14/21	EUR	1,000	1,108,707

				8,355,600

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Sweden — 0.4%
Nordea Bank AB,
Sr. Unsec’d. Notes, MTN, 144A
2.250%	05/27/21		3,900	$3,838,883
Skandinaviska Enskilda Banken AB,
Sr. Unsec’d. Notes, 144A
1.690%(c)	09/13/19		3,250	3,254,472

				7,093,355

Switzerland — 0.6%
Credit Suisse AG,
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24		1,550	1,573,425
Demeter Investments BV for Swiss Re Ltd.,
Sub. Notes, RegS
5.750%(c)	08/15/50		1,475	1,533,392
Glencore Finance Europe SA,
Gtd. Notes, EMTN, RegS
1.250%	03/17/21	EUR	1,675	1,811,555
Holcim Finance Luxembourg SA,
Gtd. Notes, EMTN, RegS
1.375%	05/26/23	EUR	1,695	1,851,683
LafargeHolcim Finance US LLC,
Gtd. Notes, 144A
3.500%	09/22/26		340	328,696
UBS Group Funding Jersey Ltd.,
Gtd. Notes, 144A
4.125%	09/24/25		965	981,327
Gtd. Notes, RegS
1.500%	11/30/24	EUR	2,875	3,096,586

				11,176,664

United Kingdom — 3.1%
BAT International Finance PLC,
Gtd. Notes, 144A
2.125%	06/07/17		8,100	8,106,302
2.750%	06/15/20		5,025	5,068,280
3.500%	06/15/22		2,100	2,142,036
Gtd. Notes, EMTN, RegS
2.750%	03/25/25	EUR	2,400	2,849,722
4.000%	11/23/55	GBP	1,675	2,503,709
BP Capital Markets PLC,
Gtd. Notes
2.500%	11/06/22		3,800	3,725,710
2.750%	05/10/23		2,050	2,024,350
3.119%	05/04/26		870	851,385
3.561%	11/01/21		1,425	1,483,677
Gtd. Notes, EMTN, RegS
1.373%	03/03/22	EUR	4,400	4,896,520
British Telecommunications PLC,
Sr. Unsec’d. Notes, EMTN, RegS
1.125%	06/10/19	EUR	3,850	4,199,801
Imperial Brands Finance PLC,
Gtd. Notes, 144A
3.500%	02/11/23		1,400	1,411,609
Gtd. Notes, EMTN, RegS
5.000%	12/02/19	EUR	1,875	2,255,949
Gtd. Notes, RegS

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
0.500%	07/27/21	EUR	1,925	$2,049,951
Sr. Unsec’d. Notes, RegS
3.500%	02/11/23		1,500	1,512,438
Royal Bank of Scotland PLC (The),
Sr. Unsec’d. Notes, EMTN, RegS
5.375%	09/30/19	EUR	3,675	4,415,104
Santander UK PLC,
Covered Bonds, EMTN, RegS
5.125%	04/14/21	GBP	825	1,205,783
Sr. Unsec’d. Notes
2.350%	09/10/19		3,900	3,921,095
Sky PLC,
Gtd. Notes, EMTN, RegS
1.500%	09/15/21	EUR	2,055	2,270,071
Virgin Media Finance PLC,
Gtd. Notes, 144A
5.750%	01/15/25		225	225,563
Gtd. Notes, MTN,RegS
4.500%	01/15/25	EUR	1,000	1,100,141
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes, MTN,RegS
5.125%	01/15/25	GBP	150	197,566
WPP Finance SA,
Gtd. Notes, EMTN, RegS
2.250%	09/22/26	EUR	2,000	2,310,738

				60,727,500

United States — 25.1%
Actavis Funding SCS,
Gtd. Notes
3.450%	03/15/22		825	842,389
Actavis, Inc.,
Gtd. Notes
1.875%	10/01/17		5,470	5,475,142
Aetna, Inc.,
Sr. Unsec’d. Notes
2.800%	06/15/23		2,485	2,464,693
Air Lease Corp.,
Sr. Unsec’d. Notes
3.375%	01/15/19		3,605	3,688,575
Altria Group, Inc.,
Gtd. Notes
3.875%	09/16/46		765	709,150
4.000%	01/31/24		4,275	4,495,457
5.375%	01/31/44		3,625	4,134,541
9.700%	11/10/18		8,475	9,502,526
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN, 144A
7.625%	10/01/18		5,050	5,481,689
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.850%	03/15/21(a)		1,340	1,433,469
6.450%	09/15/36		1,450	1,711,421
6.950%	06/15/19		835	918,242
Anthem, Inc.,
Sr. Unsec’d. Notes
3.125%	05/15/22		2,225	2,236,408
3.500%	08/15/24		2,900	2,918,160
4.650%	01/15/43		750	764,026

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Apache Corp.,
Sr. Unsec’d. Notes
5.100%	09/01/40		700	$720,259
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	06/30/22		2,700	2,685,947
3.600%	02/17/23		75	75,960
3.950%	01/15/25		925	932,803
4.125%	02/17/26		1,400	1,419,739
4.750%	05/15/46		1,875	1,749,538
Bank of America Corp.,
Sr. Unsec’d. Notes
5.750%	12/01/17		2,525	2,591,592
5.875%	01/05/21		1,950	2,177,391
Sr. Unsec’d. Notes, EMTN, RegS
2.375%	06/19/24	EUR	1,275	1,474,217
Sr. Unsec’d. Notes, GMTN
3.500%	04/19/26		975	961,477
Sr. Unsec’d. Notes, MTN
2.221%(c)	10/21/22		3,175	3,225,216
Sub. Notes, EMTN
0.221%(c)	09/14/18	EUR	1,125	1,201,373
Sub. Notes, MTN
4.000%	01/22/25		2,250	2,247,631
4.200%	08/26/24		2,275	2,316,671
4.450%	03/03/26		4,400	4,512,402
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
1.125%	03/16/27	EUR	3,700	3,868,300
2.750%	03/15/23		545	545,135
BlackRock, Inc.,
Sr. Unsec’d. Notes
3.200%	03/15/27		1,625	1,625,710
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes, 144A
3.000%	01/15/22		3,100	3,096,051
3.625%	01/15/24		3,180	3,203,437
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.150%	09/01/43		1,600	1,825,581
Capital One NA,
Sr. Unsec’d. Notes
2.250%	09/13/21		4,100	4,011,616
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22		2,905	3,063,413
Chubb INA Holdings, Inc.,
Gtd. Notes
2.300%	11/03/20		2,855	2,865,255
2.875%	11/03/22		1,605	1,617,495
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.400%	02/18/20		3,550	3,562,414
3.887%(c)	01/10/28		1,550	1,556,908
Sub. Notes
4.125%	07/25/28		2,350	2,310,870
4.450%	09/29/27		530	536,383
4.600%	03/09/26		725	744,518

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Cleco Corporate Holdings LLC,
Sr. Sec’d. Notes, 144A
3.743%	05/01/26		1,550	$1,532,479
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.750%	08/15/21		2,975	3,310,726
7.250%	11/15/23		2,575	3,115,696
Comcast Corp.,
Gtd. Notes
1.625%	01/15/22		885	848,665
2.350%	01/15/27		2,075	1,901,269
2.750%	03/01/23		1,855	1,848,252
Connecticut Light & Power Co. (The),
First Mortgage
4.150%	06/01/45		2,450	2,495,156
ConocoPhillips Co.,
Gtd. Notes
2.875%	11/15/21		1,225	1,235,414
Constellation Energy Group, Inc.,
Gtd. Notes
5.150%	12/01/20		2,000	2,171,576
Crown Americas LLC/Crown Americas Capital Corp. V,
Gtd. Notes, 144A
4.250%	09/30/26		3,685	3,544,528
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.250%	09/01/21		1,975	1,919,988
CVS Health Corp.,
Sr. Unsec’d. Notes
2.125%	06/01/21		1,800	1,765,584
2.800%	07/20/20		1,450	1,474,299
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		995	1,052,258
5.850%	12/15/25		1,325	1,519,790
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
2.000%	08/15/21		1,165	1,130,299
2.850%	08/15/26		2,425	2,264,380
4.450%	03/15/21		2,625	2,798,830
4.900%	08/01/41		900	950,927
Duke Energy Carolinas LLC,
First Mortgage
4.250%	12/15/41		2,225	2,303,289
First Ref. Mortgage
2.500%	03/15/23		3,700	3,663,244
3.875%	03/15/46		925	904,412
Duke Energy Florida LLC,
First Mortgage
3.400%	10/01/46		875	785,033
Entergy Corp.,
Sr. Unsec’d. Notes
2.950%	09/01/26		5,415	5,133,934
Enterprise Products Operating LLC,
Gtd. Notes
3.950%	02/15/27	(a)	825	841,220
Exelon Corp.,
Sr. Unsec’d. Notes
2.450%	04/15/21		485	479,194

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
3.400%	04/15/26	1,500	$1,475,289
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
2.250%	08/15/21	2,540	2,487,359
5.000%	10/15/25	1,400	1,522,669
Fifth Third Bank,
Sr. Unsec’d. Notes
2.250%	06/14/21	4,020	3,974,389
Sub. Notes
3.850%	03/15/26	1,525	1,537,179
FirstEnergy Corp.,
Sr. Unsec’d. Notes
7.375%	11/15/31	2,925	3,812,284
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.009%(c)	01/09/20	8,050	8,136,022
2.551%	10/05/18	2,300	2,318,260
3.200%	01/15/21	1,700	1,718,207
5.750%	02/01/21	1,750	1,927,578
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20	1,306	1,311,650
3.373%	11/15/25	4,875	5,003,003
4.418%	11/15/35	1,125	1,187,948
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22	2,950	2,972,087
Sub. Notes, MTN
5.300%	02/11/21	451	499,407
General Motors Co.,
Sr. Unsec’d. Notes
3.500%	10/02/18	145	148,183
General Motors Financial Co., Inc.,
Gtd. Notes
3.000%	09/25/17	1,875	1,885,991
3.200%	07/06/21	4,940	4,958,742
3.700%	11/24/20	5,400	5,559,862
Georgia Power Co.,
Sr. Unsec’d. Notes
4.300%	03/15/42	775	744,971
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.350%	11/15/21	2,975	2,913,664
2.550%	10/23/19	1,500	1,513,629
2.625%	04/25/21	505	503,618
2.750%	09/15/20	2,480	2,500,544
3.500%	01/23/25	6,175	6,151,226
3.500%	11/16/26	1,600	1,564,187
3.850%	01/26/27	365	366,780
Sr. Unsec’d. Notes, MTN
1.725%(c)	06/04/17	7,325	7,331,527
Sub. Notes
4.250%	10/21/25	2,325	2,369,893
6.750%	10/01/37	1,275	1,573,271
Great Plains Energy, Inc.,
Sr. Unsec’d. Notes
2.500%	03/09/20	3,705	3,720,598
3.150%	04/01/22	1,795	1,812,435

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	04/15/22			1,300	$1,435,299
HCA, Inc.,
Sr. Sec’d. Notes
4.500%	02/15/27			3,610	3,610,000
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27			4,965	4,876,678
5.600%	02/15/41			755	756,165
5.800%	04/01/47			870	899,114
JPMorgan Chase & Co.,
Sub. Notes
4.250%	10/01/27			3,700	3,790,731
5.625%	08/16/43			1,050	1,195,878
Kaiser Foundation Hospitals,
Gtd. Notes
4.875%	04/01/42			890	989,082
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24			210	247,922
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.300%	09/15/20			820	886,769
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.625%	11/15/23			1,350	1,481,640
Kraft Heinz Foods Co.,
Gtd. Notes
2.800%	07/02/20			2,900	2,939,492
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44			750	760,484
Marathon Oil Corp.,
Sr. Unsec’d. Notes
2.800%	11/01/22	(a)		3,950	3,795,227
MetLife, Inc.,
Sr. Unsec’d. Notes
4.050%	03/01/45			900	872,740
4.368%	09/15/23			2,150	2,314,752
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
3.450%	12/18/26			1,525	1,536,043
Microsoft Corp.,
Sr. Unsec’d. Notes
1.550%	08/08/21			4,300	4,190,040
Molson Coors Brewing Co.,
Gtd. Notes
1.250%	07/15/24		EUR	1,225	1,305,768
2.100%	07/15/21			1,785	1,743,051
3.000%	07/15/26			1,100	1,046,027
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
1.000%	12/02/22		EUR	3,120	3,355,363
1.375%	10/27/26		EUR	2,275	2,366,847
1.750%	01/30/25		EUR	3,300	3,630,922
5.500%	07/24/20			2,650	2,893,032
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26			1,695	1,617,835

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sub. Notes, MTN
3.950%	04/23/27			4,625	$4,580,549
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21			4,400	4,616,718
5.250%	11/15/43			1,075	1,117,882
8.250%	03/01/19			3,475	3,865,562
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
5.300%	06/01/42			790	940,044
7.000%	09/01/22			450	542,859
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
6.050%	03/01/34			1,150	1,439,702
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes, 144A
1.125%	03/01/25		EUR	1,370	1,461,519
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.200%	07/15/20			3,000	3,053,004
3.375%	02/01/22			1,625	1,648,875
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
3.250%	11/10/24			5,675	5,704,521
5.650%	05/16/18			7,175	7,502,130
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
3.950%	07/15/22			2,922	3,041,662
4.450%	01/15/26			2,175	2,289,214
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.500%	12/15/26	(a)		750	764,813
PNC Bank NA,
Sr. Unsec’d. Notes
3.300%	10/30/24			3,200	3,243,331
Sr. Unsec’d. Notes, MTN
2.600%	07/21/20			2,000	2,019,188
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22			1,375	1,415,994
Sub. Notes
3.900%	04/29/24			2,000	2,074,544
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22			900	916,313
4.300%	11/15/46			750	754,841
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.900%	07/01/26			1,600	1,545,758
4.750%	05/15/23			1,850	2,034,639
Reynolds American, Inc.,
Gtd. Notes
4.450%	06/12/25			8,350	8,789,277
4.850%	09/15/23			1,278	1,386,686
RJ Reynolds Tobacco Co.,
Gtd. Notes
8.125%	06/23/19			8,225	9,272,947

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Southern Co. (The),
Sr. Unsec’d. Notes
2.150%	09/01/19	6,050	$6,049,002
Sunoco Logistics Partners Operations LP,
Gtd. Notes
3.900%	07/15/26	3,750	3,623,235
4.400%	04/01/21	3,805	4,004,180
5.300%	04/01/44	800	776,554
5.950%	12/01/25	1,375	1,530,951
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.000%	02/01/20	7,021	7,467,332
6.550%	05/01/37	675	774,018
6.750%	07/01/18	9,200	9,728,374
8.250%	04/01/19	3,725	4,152,865
8.750%	02/14/19	3,500	3,912,349
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	03/15/23	4,300	5,373,052
8.375%	07/15/33	575	767,235
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, GMTN
1.900%	04/08/21	4,415	4,349,000
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	1,800	1,843,747
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/20	3,850	3,927,393
3.350%	07/15/22	975	1,008,767
4.250%	04/15/47	2,105	2,149,249
Unum Group,
Sr. Unsec’d. Notes
4.000%	03/15/24	1,925	1,962,412
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.871%(c)	09/14/18	7,625	7,786,421
3.500%	11/01/21	3,350	3,437,120
4.272%	01/15/36	1,525	1,412,161
Sr. Unsec’d. Notes, 144A
2.946%	03/15/22	8,399	8,365,564
Viacom, Inc.,
Sr. Unsec’d. Notes
3.450%	10/04/26	2,075	1,973,651
4.375%	03/15/43	1,170	1,014,123
Visa, Inc.,
Sr. Unsec’d. Notes
2.800%	12/14/22	3,075	3,101,737
3.150%	12/14/25	1,005	1,008,474
Voya Financial, Inc.,
Gtd. Notes
2.900%	02/15/18	6,838	6,900,233
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.000%	10/23/26	1,020	976,602
Sr. Unsec’d. Notes, MTN
3.300%	09/09/24	2,125	2,128,262
3.550%	09/29/25	4,450	4,482,908
4.600%	04/01/21	1,350	1,451,346

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sub. Notes, GMTN
4.300%	07/22/27		2,210	$2,296,508
4.900%	11/17/45		650	677,708
Sub. Notes, MTN
4.100%	06/03/26		540	551,334
4.400%	06/14/46		775	750,569
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
1.654%(c)	05/24/19		3,900	3,925,689
1.750%	05/24/19		3,900	3,887,688
Williams Partners LP, Sr. Unsec’d. Notes
3.350%	08/15/22		2,300	2,296,108
3.600%	03/15/22		1,340	1,359,267
4.500%	11/15/23		1,660	1,737,454

				501,474,199

TOTAL CORPORATE BONDS (cost $717,568,872)				711,145,626

FOREIGN GOVERNMENT BONDS — 43.9%
Australia Government Bond (Australia), Sr. Unsec’d. Notes, RegS
3.250%	04/21/25	AUD	6,155	4,928,477
3.250%	04/21/29	AUD	2,080	1,651,087
4.500%	04/15/20	AUD	23,850	19,600,986
5.500%	01/21/18	AUD	520	409,795
5.750%	05/15/21	AUD	45,210	39,502,915
Austria Government Bond (Austria), Sr. Unsec’d. Notes, RegS, 144A
3.650%	04/20/22	EUR	4,410	5,629,057
4.150%	03/15/37	EUR	2,355	3,850,133
Bundesobligation (Germany), Bonds, RegS
0.250%	10/11/19	EUR	14,559	15,914,286
0.417%(s)	10/08/21	EUR	27,210	29,657,501
0.500%	10/13/17	EUR	8,070	8,665,836
1.000%	02/22/19	EUR	13,665	15,070,452
Bundesrepublik Deutschland (Germany), Bonds, RegS
0.320%(s)	08/15/26	EUR	31,844	33,161,406
1.079%	08/15/25	EUR	6,985	8,026,386
2.250%	09/04/21	EUR	15,640	18,731,861
2.500%	07/04/44	EUR	2,290	3,259,706
2.500%	08/15/46	EUR	380	545,895
4.000%	01/04/37	EUR	2,655	4,460,178
4.750%	07/04/34	EUR	3,280	5,786,640
Canadian Government Bond (Canada), Bonds
0.750%	03/01/21	CAD	6,015	4,475,484
0.750%	09/01/21	CAD	4,010	2,973,253
1.750%	09/01/19	CAD	4,205	3,232,871
2.250%	06/01/25	CAD	12,615	10,002,831
5.750%	06/01/33	CAD	880	986,902
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes
3.875%	04/25/27		1,975	1,967,100

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Czech Republic Government Bond (Czech Republic), Bonds, RegS
3.850%	09/29/21	CZK	30,900	$1,421,805
Denmark Government Bond (Denmark), Bonds
1.500%	11/15/23	DKK	960	150,870
1.750%	11/15/25	DKK	21,780	3,504,988
4.500%	11/15/39	DKK	3,730	901,804
FADE - Fondo de Amortizacion del Deficit Electrico (Spain), Gov’t. Gtd. Notes, MTN,RegS
1.875%	09/17/17	EUR	400	430,614
Finland Government Bond (Finland), Sr. Unsec’d. Notes, RegS, 144A
1.500%	04/15/23	EUR	2,625	3,058,227
French Republic Government Bond OAT (France), Bonds, RegS
0.121%(s)	05/25/20	EUR	17,200	18,515,221
0.133%(s)	02/25/18	EUR	3,390	3,631,645
1.000%	11/25/18	EUR	4,315	4,714,259
2.500%	05/25/30	EUR	645	788,543
3.250%	05/25/45	EUR	3,310	4,498,186
4.750%	04/25/35	EUR	2,665	4,273,246
Bonds, RegS, 144A
1.250%	05/25/36	EUR	795	789,520
Unsec’d. Notes, RegS, 144A
1.750%	06/25/39	EUR	1,840	1,958,140
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN,RegS
4.750%	01/08/26		3,775	4,019,782
Ireland Government Bond (Ireland), Bonds
4.500%	10/18/18	EUR	1,000	1,146,675
Unsec’d. Notes, RegS
0.800%	03/15/22	EUR	3,415	3,777,772
1.000%	05/15/26	EUR	60	64,037
Israel Government Bond (Israel), Bonds
4.250%	03/31/23	ILS	3,350	1,080,046
Italy Buoni Poliennali del Tesoro (Italy), Bonds
0.250%	05/15/18	EUR	4,840	5,187,657
0.450%	06/01/21	EUR	2,950	3,120,401
0.700%	05/01/20	EUR	16,350	17,598,096
1.600%	06/01/26	EUR	10,990	11,238,763
2.500%	12/01/24	EUR	6,715	7,496,203
Bonds, RegS
4.000%	02/01/37	EUR	4,325	5,336,963
Bonds, RegS, 144A
3.250%	09/01/46	EUR	295	315,103
4.750%	09/01/44	EUR	1,470	1,981,026
Japan Government Five Year Bond (Japan), Sr. Unsec’d. Notes
0.100%	12/20/19	JPY	7,638,000	69,137,175
0.300%	09/20/18	JPY	3,250,850	29,431,099
Japan Government Forty Year Bond (Japan), Sr. Unsec’d. Notes
0.400%	03/20/56	JPY	84,100	618,879
1.900%	03/20/53	JPY	95,900	1,118,360

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Japan Government Ten Year Bond (Japan),
Sr. Unsec’d. Notes
0.100%	06/20/26	JPY	3,423,450	$30,915,294
0.300%	12/20/24	JPY	5,984,200	55,052,167
0.800%	09/20/23	JPY	2,006,750	19,042,405
Japan Government Thirty Year Bond (Japan), Sr. Unsec’d. Notes
0.300%	06/20/46	JPY	1,120,700	8,708,704
1.800%	03/20/43	JPY	2,324,000	25,938,913
2.300%	03/20/39	JPY	243,400	2,899,833
Japan Government Twenty Year Bond (Japan), Sr. Unsec’d. Notes
1.700%	06/20/33	JPY	2,830,300	30,525,954
Kingdom of Belgium Government Bond (Belgium), Sr. Unsec’d. Notes, RegS
3.750%	06/22/45	EUR	1,375	2,114,022
Unsec’d. Notes, RegS
1.250%	06/22/18	EUR	350	381,645
3.000%	09/28/19	EUR	2,030	2,356,903
Unsec’d. Notes, RegS, 144A
0.800%	06/22/25	EUR	6,375	6,959,324
5.000%	03/28/35	EUR	1,920	3,259,723
Korea Treasury Bond (South Korea), Sr. Unsec’d. Notes
2.750%	12/10/44	KRW	1,299,710	1,251,930
4.000%	12/10/31	KRW	5,365,910	5,815,331
4.250%	06/10/21	KRW	8,460,220	8,303,135
5.500%	12/10/29	KRW	450,000	547,374
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A
3.500%	03/20/27		1,975	1,997,219
Mexican Bonos (Mexico), Bonds
5.750%	03/05/26	MXN	43,793	2,140,991
10.000%	12/05/24	MXN	64,919	4,078,997
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN
4.125%	01/21/26		6,800	6,990,400
Netherlands Government Bond (Netherlands), Bonds
0.250%	01/15/20	EUR	2,690	2,939,710
Bonds, RegS, 144A
0.250%	07/15/25	EUR	4,025	4,278,043
2.000%	07/15/24	EUR	2,030	2,464,140
3.750%	01/15/42	EUR	1,210	2,043,344
4.000%	01/15/37	EUR	970	1,606,836
New Zealand Government Bond (New Zealand), Sr. Unsec’d. Notes, RegS
5.000%	03/15/19	NZD	4,745	3,505,252
Norway Government Bond (Norway), Bonds, RegS, 144A
4.500%	05/22/19	NOK	38,125	4,804,402
Poland Government Bond (Poland), Bonds
2.500%	07/25/26	PLN	15,660	3,672,836
5.750%	10/25/21	PLN	10,725	3,049,798
Poland Government International Bond (Poland), Sr. Unsec’d. Notes, MTN,RegS
1.500%	01/19/26	EUR	4,450	4,913,429

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Province of Alberta Canada (Canada), Unsec’d. Notes
1.250%	06/01/20	CAD	4,000	$3,000,278
Province of British Columbia (Canada), Debs.
4.700%	06/18/37	CAD	1,000	932,992
Unsec’d. Notes
2.250%	03/01/19	CAD	3,730	2,872,480
Province of Ontario (Canada), Bonds
4.000%	06/02/21	CAD	7,000	5,782,863
Sr. Unsec’d. Notes
2.500%	04/27/26		2,050	2,003,358
Unsec’d. Notes
3.450%	06/02/45	CAD	890	697,839
3.500%	06/02/24	CAD	5,665	4,650,254
Province of Quebec (Canada), Unsec’d. Notes
2.500%	04/20/26		2,050	2,003,584
3.000%	09/01/23	CAD	5,285	4,209,798
3.500%	12/01/45	CAD	1,795	1,411,056
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, RegS
3.250%	06/02/26		2,000	1,987,499
Romanian Government International Bond (Romania), Unsec’d. Notes, MTN,RegS
2.875%	05/26/28	EUR	1,750	1,915,146
Singapore Government Bond (Singapore), Sr. Unsec’d. Notes
3.500%	03/01/27	SGD	2,185	1,734,551
Slovakia Government Bond (Slovakia), Sr. Unsec’d. Notes, RegS
3.375%	11/15/24	EUR	45	58,098
Slovenia Government Bond (Slovenia), Bonds, RegS
1.500%	03/25/35	EUR	1,295	1,251,925
3.125%	08/07/45	EUR	405	492,605
South Africa Government Bond (South Africa), Bonds
6.500%	02/28/41	ZAR	15,750	828,808
8.000%	01/31/30	ZAR	15,340	1,037,410
Sr. Unsec’d. Notes
6.750%	03/31/21	ZAR	23,205	1,663,029
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes
4.300%	10/12/28		2,050	1,924,114
Spain Government Bond (Spain), Bonds
0.250%	04/30/18	EUR	1,740	1,867,035
Unsec’d. Notes, RegS, 144A
1.300%	10/31/26	EUR	10,405	10,855,819
1.500%	04/30/27	EUR	19,975	21,002,582
Sweden Government Bond (Sweden), Bonds
1.000%	11/12/26	SEK	20,715	2,395,604
5.000%	12/01/20	SEK	7,165	955,419
Swiss Confederation Government Bond (Switzerland), Bonds, RegS
3.500%	04/08/33	CHF	1,317	2,009,587

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Switzerland Government Bond (Switzerland), Bonds, RegS
1.500%	04/30/42	CHF	880	$1,131,836
2.000%	05/25/22	CHF	3,380	3,824,581
3.250%	06/27/27	CHF	2,585	3,468,775
Thailand Government Bond (Thailand), Sr. Unsec’d. Notes
3.650%	12/17/21	THB	92,625	2,885,889
4.675%	06/29/44	THB	22,625	798,888
United Kingdom Gilt (United Kingdom), Bonds, RegS
1.000%	09/07/17	GBP	4,100	5,158,218
2.000%	07/22/20	GBP	25,475	33,781,449
2.500%	07/22/65	GBP	2,425	3,993,066
4.250%	06/07/32	GBP	1,305	2,248,737
4.250%	12/07/40	GBP	3,100	5,773,034
Unsec’d. Notes, RegS
3.500%	01/22/45	GBP	8,985	15,535,556
3.750%	07/22/52	GBP	1,210	2,369,284
4.500%	09/07/34	GBP	6,200	11,202,413

TOTAL FOREIGN GOVERNMENT BONDS (cost $878,030,100)				878,069,656

MUNICIPAL BONDS — 0.5%
California — 0.5%
Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, BABs
6.398%	05/15/31		925	1,154,742
6.548%	05/15/48		2,900	3,758,951
State of California, General Obligation Unlimited, BABs
7.300%	10/01/39		1,600	2,246,352
7.350%	11/01/39		1,800	2,542,302

				9,702,347

New York — 0.0%
Metropolitan Transportation Authority, Revenue Bonds, BABs
7.336%	11/15/39		835	1,215,317

TOTAL MUNICIPAL BONDS (cost $10,915,589)				10,917,664

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.2%
Federal Home Loan Mortgage Corp.
2.500%	06/01/30		825	825,788
2.500%	07/01/30		379	380,472
2.500%	09/01/30		355	355,658
3.000%	06/01/30		255	261,363
3.000%	07/01/30		200	204,835
3.000%	07/01/30		175	179,388
3.000%	07/01/35		165	167,195
3.000%	09/01/35		873	885,668
3.000%	01/01/37		496	501,450
3.000%	02/01/37		695	702,489
3.000%	05/01/45		618	613,025
3.000%	08/01/46		2,696	2,672,670
3.000%	09/01/46		4,560	4,520,877
3.000%	12/01/46		296	293,798
3.000%	01/01/47		1,388	1,375,918

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	02/01/47	2,983	$2,957,868
3.000%	03/01/47	997	988,697
3.500%	01/01/26	88	91,901
3.500%	05/01/30	146	152,770
3.500%	06/01/30	31	32,017
3.500%	10/01/30	243	253,630
3.500%	07/01/35	190	197,550
3.500%	08/01/42	854	877,580
3.500%	01/01/44	910	934,983
3.500%	07/01/45	1,055	1,081,444
3.500%	08/01/46	5,840	5,976,318
3.500%	10/01/46	1,561	1,597,708
3.500%	01/01/47	3,772	3,860,815
3.500%	02/01/47	9,157	9,371,268
4.000%	06/01/42	614	646,968
4.000%	04/01/45	435	456,909
4.000%	05/01/45	681	714,746
4.000%	02/01/46	4,182	4,389,545
4.000%	05/01/46	1,245	1,306,947
4.000%	11/01/46	391	410,083
4.000%	01/01/47	1,000	1,057,459
4.500%	12/01/34	268	288,155
4.500%	09/01/40	219	235,379
4.500%	03/01/41	1,189	1,278,007
4.500%	07/01/41	381	410,587
4.500%	03/01/44	447	479,711
4.500%	10/01/44	287	307,643
4.500%	07/01/45	859	919,971
5.000%	05/01/38	1,342	1,459,996
5.000%	12/01/38	105	114,534
5.000%	11/01/41	132	143,395
5.000%	02/01/42	1,478	1,609,104
5.500%	08/01/40	83	91,808
5.500%	06/01/41	439	486,700
6.000%	11/01/37	17	19,793
Federal National Mortgage Assoc.
2.000%	04/01/30	92	89,228
2.000%	07/01/30	320	311,173
2.000%	08/01/30	104	101,654
2.000%	04/01/31	338	329,373
2.500%	05/01/30	547	549,783
2.500%	05/01/30	99	99,869
2.500%	06/01/30	213	214,351
2.500%	07/01/30	574	576,976
2.500%	07/01/30	503	505,949
2.500%	07/01/30	503	505,423
2.500%	08/01/30	243	244,481
2.500%	07/01/31	2,944	2,947,067
2.500%	11/01/31	1,458	1,459,359
2.500%	01/01/32	1,572	1,574,094
2.500%	02/01/32	2,965	2,968,623
2.500%	04/01/43	61	58,801
2.500%	09/01/43	161	153,264
2.500%	04/01/45	70	67,194
2.500%	09/01/46	99	94,641
3.000%	06/01/30	799	819,902
3.000%	07/01/30	808	829,663

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	07/01/30	518	$531,343
3.000%	07/01/30	111	114,333
3.000%	09/01/30	537	551,472
3.000%	11/01/30	283	290,607
3.000%	03/01/31	911	935,005
3.000%	07/01/31	1,647	1,690,559
3.000%	02/01/32	2,565	2,632,277
3.000%	03/01/35	296	300,497
3.000%	09/01/35	520	527,118
3.000%	09/01/35	141	143,486
3.000%	03/01/36	253	256,454
3.000%	02/01/37	397	401,743
3.000%	06/01/45	1,515	1,508,903
3.000%	07/01/45	578	574,821
3.000%	08/01/45	1,713	1,700,582
3.000%	01/01/46	282	279,886
3.000%	10/01/46	1,076	1,066,996
3.000%	10/01/46	1,072	1,063,711
3.000%	11/01/46	3,047	3,022,034
3.000%	11/01/46	3,013	2,989,098
3.000%	12/01/46	4,984	4,943,821
3.000%	02/01/47	6,567	6,513,978
3.500%	11/01/25	199	207,617
3.500%	11/01/26	954	993,741
3.500%	09/01/29	135	141,481
3.500%	12/01/29	330	343,520
3.500%	04/01/30	189	196,368
3.500%	05/01/30	306	319,130
3.500%	10/01/30	561	584,212
3.500%	01/01/35	108	112,420
3.500%	08/01/35	65	67,315
3.500%	02/01/36	1,366	1,417,088
3.500%	02/01/37	397	411,932
3.500%	06/01/43	1,827	1,877,739
3.500%	07/01/46	2,718	2,781,584
3.500%	08/01/46	5,752	5,887,197
3.500%	01/01/47	801	820,187
4.000%	04/01/25	130	136,337
4.000%	04/01/26	80	84,510
4.000%	05/01/27	82	86,727
4.000%	04/01/29	600	631,572
4.000%	05/01/32	42	44,781
4.000%	04/01/35	767	807,337
4.000%	03/01/41	1,403	1,476,955
4.000%	11/01/42	1,333	1,403,984
4.000%	03/01/45	445	466,459
4.000%	08/01/45	1,711	1,794,447
4.000%	01/01/46	1,431	1,501,219
4.000%	03/01/46	2,585	2,712,220
4.000%	06/01/46	99	103,510
4.000%	02/01/47	5,072	5,321,955
4.500%	04/01/25	79	83,164
4.500%	01/01/34	33	35,077
4.500%	11/01/39	141	151,328
4.500%	03/01/40	100	107,269
4.500%	08/01/40	568	611,433
4.500%	02/01/41	437	469,949
4.500%	06/01/41	1,413	1,519,840

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.500%	09/01/41	228	$245,237
4.500%	01/01/42	798	857,272
4.500%	01/01/43	691	743,833
4.500%	03/01/44	383	411,322
4.500%	06/01/44	122	130,727
4.500%	01/01/45	163	175,036
5.000%	07/01/28	19	20,363
5.000%	12/01/35	121	132,012
5.000%	05/01/38	649	708,854
5.000%	10/01/41	515	562,637
5.500%	05/01/37	73	81,136
5.500%	07/01/38	346	385,262
5.500%	05/01/39	465	517,670
5.500%	05/01/40	448	499,201
5.500%	07/01/41	581	646,916
5.500%	09/01/41	435	485,105
5.500%	02/01/42	2,211	2,463,205
6.000%	02/01/36	212	240,636
6.000%	11/01/38	243	274,891
6.000%	09/01/39	567	640,603
6.000%	06/01/40	313	353,749
6.000%	05/01/41	164	185,527
Government National Mortgage Assoc.
2.500%	01/20/47	547	531,141
3.000%	11/20/43	2,043	2,068,932
3.000%	01/15/45	422	425,577
3.000%	01/15/45	210	211,582
3.000%	03/15/45	467	471,446
3.000%	07/15/45	41	41,197
3.000%	08/20/46	2,687	2,713,974
3.000%	09/20/46	3,021	3,051,246
3.000%	10/20/46	197	199,094
3.000%	01/20/47	3,733	3,769,749
3.000%	03/20/47	1,600	1,615,913
3.500%	07/15/42	154	160,438
3.500%	04/15/45	677	702,230
3.500%	11/20/46	1,963	2,038,123
3.500%	01/20/47	13,944	14,474,444
3.500%	02/20/47	2,096	2,175,349
3.500%	03/20/47	1,400	1,453,257
4.000%	01/15/41	146	154,920
4.000%	03/15/44	687	727,809
4.000%	05/15/45	320	337,649
4.000%	01/20/46	1,386	1,464,563
4.000%	02/20/46	485	512,298
4.000%	03/20/46	2,234	2,361,715
4.000%	01/20/47	2,837	2,998,837
4.500%	04/15/40	174	185,934
4.500%	10/15/41	393	420,286
4.500%	07/20/44	1,484	1,586,069
4.500%	04/20/45	1,996	2,133,025
4.500%	05/20/45	247	263,628
4.500%	07/20/45	198	211,806
5.000%	06/15/38	221	244,390
5.000%	01/15/39	179	195,677
5.000%	06/15/39	300	333,311
5.000%	12/15/39	263	290,253
5.000%	10/20/42	120	129,740

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.000%	03/15/44		1,253	$1,370,492
5.500%	03/15/37		46	51,363

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $206,286,792)				204,232,430

U.S. TREASURY OBLIGATIONS — 4.7%
U.S. Treasury Bonds
2.500%	05/15/46		1,700	1,522,496
3.000%	05/15/45	(k)	47,640	47,362,735
4.375%	05/15/40	(hh)(k)	13,020	16,165,658
4.500%	02/15/36		10,130	12,846,896
U.S. Treasury Notes
1.250%	01/31/19		13,785	13,789,301
2.000%	08/15/25		1,585	1,543,394

TOTAL U.S. TREASURY OBLIGATIONS (cost $96,536,434)				93,230,480

TOTAL LONG-TERM INVESTMENTS (cost $1,925,842,352)				1,914,112,969

	Shares

SHORT-TERM INVESTMENTS — 5.6%
UNAFFILIATED FUND — 2.5%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (cost $50,017,044)	50,017,044	50,017,044

AFFILIATED MUTUAL FUND — 1.6%
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost 30,689,834; includes $30,678,493 of cash collateral for securities on loan) (b)(w)	30,683,487	30,689,624

Principal Amount (000)#
U.S. TREASURY OBLIGATION — 1.5%
U.S. Treasury Bills
0.486%	04/20/17	(a)	29,760	29,749,763

(cost 29,753,184)

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* — 0.0%
Put Options — 0.0%
Interest Rate Swap Options, Pay a fixed rate of 0.93% and receive a floating rate based on 6 Month LIBOR, expiring 11/21/18	JPMorgan Chase	JPY	480,400	108,970

Interest Rate	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
Pay a fixed rate of 1.85% and receive a floating rate based on 3 Month LIBOR, expiring 09/11/17	JPMorgan Chase	6,175	$351,648
iTraxx.O.Eu.26.5Y, expiring 04/19/17, Strike Price $80.00	Goldman Sachs & Co.	EUR 43,055	2,978
iTraxx.O.Eu.27.5Y, expiring 05/17/17, Strike Price $90.00	Goldman Sachs & Co.	EUR 81,900	72,056

TOTAL OPTIONS PURCHASED (cost $437,178)			535,652

TOTAL SHORT-TERM INVESTMENTS (cost $110,897,240)			110,992,083

TOTAL INVESTMENTS — 101.4% (cost $2,036,739,592)			2,025,105,052
Liabilities in excess of other assets(z) —(1.4)%			(27,722,022)

NET ASSETS — 100.0%			$1,997,383,030

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $30,080,712; cash collateral of $30,678,493 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
118	2 Year U.S. Treasury Notes	Jun. 2017	$25,536,813	$25,541,469	$4,656
779	3 Year Australian Treasury Bonds	Jun. 2017	179,757,472	180,083,743	326,271
697	5 Year U.S. Treasury Notes	Jun. 2017	81,695,839	82,055,414	359,575
615	10 Year Australian Treasury Bonds	Jun. 2017	449,896,802	450,086,103	189,301
19	10 Year Canadian Government Bonds	Jun. 2017	1,966,075	1,961,936	(4,139)
4	10 Year Euro-Bund	Jun. 2017	688,711	688,814	103
26	10 Year Japanese Bonds	Jun. 2017	35,094,045	35,096,380	2,335
26	30 Year Euro Buxl	Jun. 2017	4,610,085	4,675,329	65,244
116	Euro Schatz. DUA Index	Jun. 2017	13,892,655	13,890,226	(2,429)
86	Euro-BTP Italian Government Bond	Jun. 2017	11,986,280	11,990,164	3,884
41	Euro-OAT	Jun. 2017	6,400,670	6,431,373	30,703

					975,504

Short Positions:
237	30 Day Federal Funds	Jan. 2018	97,477,214	97,474,047	3,167
362	90 Day Euro Euribor	Mar. 2019	96,545,691	96,584,309	(38,618)
62	5 Year Euro-Bobl	Jun. 2017	8,717,038	8,717,489	(451)
163	10 Year U.K. Gilt	Jun. 2017	25,727,628	26,054,676	(327,048)
1,432	10 Year U.S. Treasury Notes	Jun. 2017	176,877,640	178,373,500	(1,495,860)
423	10 Year U.S. Ultra Treasury Bonds	Jun. 2017	56,234,619	56,635,734	(401,115)
399	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	62,726,499	64,089,375	(1,362,876)

					(3,622,801)

					$(2,647,297)

U.S. Treasury Obligations with a combined market value of $10,898,372, has been segregated with Goldman Sachs & Co., to cover requirements for open futures contracts at March 31, 2017.

Forward foreign currency exchange contracts outstanding at March 31, 2017:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/03/17	Bank of Montreal	AUD	720	$546,109	$550,051	$3,942
Expiring 04/03/17	Barclays Capital Group	AUD	1,110	838,443	847,995	9,552
Expiring 04/03/17	Barclays Capital Group	AUD	775	590,336	592,069	1,733
Expiring 04/03/17	BNP Paribas	AUD	28,267	21,632,735	21,594,853	(37,882)
Expiring 04/03/17	BNP Paribas	AUD	19,734	15,102,430	15,075,983	(26,447)
Expiring 04/03/17	Citigroup Global Markets	AUD	2,545	1,953,204	1,944,278	(8,926)
Expiring 04/03/17	Citigroup Global Markets	AUD	785	590,179	599,709	9,530
Expiring 04/03/17	Goldman Sachs & Co.	AUD	7,660	5,855,090	5,851,933	(3,157)
Expiring 04/03/17	Goldman Sachs & Co.	AUD	5,107	3,912,115	3,901,543	(10,572)
Expiring 04/03/17	Goldman Sachs & Co.	AUD	930	709,320	710,482	1,162
Expiring 04/03/17	Goldman Sachs & Co.	AUD	580	442,175	443,097	922
Expiring 04/03/17	JPMorgan Chase	AUD	10,213	7,795,736	7,802,322	6,586
Expiring 04/03/17	Morgan Stanley	AUD	2,600	1,960,742	1,986,296	25,554
Expiring 04/03/17	Morgan Stanley	AUD	1,880	1,428,443	1,436,245	7,802
Expiring 04/03/17	National Bank Financial	AUD	30,917	23,653,578	23,619,347	(34,231)
Expiring 04/03/17	National Bank Financial	AUD	21,584	16,513,207	16,489,310	(23,897)
Expiring 04/03/17	State Street Bank	AUD	29,151	22,191,929	22,270,194	78,265
Expiring 04/03/17	State Street Bank	AUD	20,351	15,492,708	15,547,347	54,639
Expiring 04/03/17	State Street Bank	AUD	6,435	4,908,181	4,916,082	7,901
Expiring 05/08/17	Barclays Capital Group	AUD	925	706,652	706,215	(437)
Brazilian Real,
Expiring 04/04/17	Barclays Capital Group	BRL	6,050	1,963,202	1,930,773	(32,429)
Expiring 04/04/17	Credit Suisse First Boston Corp.	BRL	3,805	1,200,922	1,214,313	13,391
Expiring 04/04/17	JPMorgan Chase	BRL	6,050	1,960,467	1,930,773	(29,694)
Expiring 04/04/17	JPMorgan Chase	BRL	1,380	442,947	440,408	(2,539)

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 04/04/17	Morgan Stanley	BRL	3,030	$970,998	$966,982	$(4,016)
Expiring 04/04/17	Standard Chartered PLC	BRL	6,670	2,105,164	2,128,638	23,474
Expiring 04/04/17	Standard Chartered PLC	BRL	4,310	1,391,948	1,375,476	(16,472)
Expiring 05/03/17	Standard Chartered PLC	BRL	10,980	3,476,554	3,480,880	4,326
Expiring 05/03/17	Standard Chartered PLC	BRL	1,615	514,004	511,987	(2,017)
British Pound,
Expiring 04/03/17	BNP Paribas	GBP	8,635	10,723,169	10,819,533	96,364
Expiring 04/03/17	Goldman Sachs & Co.	GBP	7,921	9,648,808	9,924,901	276,093
Expiring 04/03/17	Goldman Sachs & Co.	GBP	1,110	1,363,835	1,390,814	26,979
Expiring 04/03/17	Hong Kong & Shanghai Bank	GBP	71,947	90,089,300	90,148,574	59,274
Expiring 04/03/17	Hong Kong & Shanghai Bank	GBP	7,487	9,374,937	9,381,105	6,168
Expiring 04/03/17	Morgan Stanley	GBP	1,210	1,496,910	1,516,112	19,202
Expiring 04/03/17	Morgan Stanley	GBP	795	967,531	996,124	28,593
Expiring 04/03/17	Standard Chartered PLC	GBP	410	497,934	513,724	15,790
Expiring 04/03/17	State Street Bank	GBP	3,215	3,950,207	4,028,350	78,143
Expiring 05/08/17	JPMorgan Chase	GBP	7,995	9,987,554	10,025,901	38,347
Expiring 05/08/17	JPMorgan Chase	GBP	705	876,926	884,085	7,159
Canadian Dollar,
Expiring 04/03/17	BNP Paribas	CAD	1,820	1,353,969	1,368,636	14,667
Expiring 04/03/17	Citigroup Global Markets	CAD	9,060	6,800,347	6,813,098	12,751
Expiring 04/03/17	Citigroup Global Markets	CAD	1,770	1,332,660	1,331,036	(1,624)
Expiring 04/03/17	Citigroup Global Markets	CAD	1,407	1,059,480	1,058,061	(1,419)
Expiring 04/03/17	Citigroup Global Markets	CAD	1,095	817,671	823,438	5,767
Expiring 04/03/17	Goldman Sachs & Co.	CAD	6,487	4,835,372	4,878,208	42,836
Expiring 04/03/17	Goldman Sachs & Co.	CAD	2,635	1,954,613	1,981,514	26,901
Expiring 04/03/17	JPMorgan Chase	CAD	10,112	7,501,954	7,604,200	102,246
Expiring 04/03/17	JPMorgan Chase	CAD	8,225	6,110,358	6,185,180	74,822
Expiring 04/03/17	JPMorgan Chase	CAD	2,385	1,771,631	1,793,514	21,883
Expiring 04/03/17	JPMorgan Chase	CAD	670	502,857	503,838	981
Expiring 04/03/17	RBC Dominion Securities	CAD	920	684,477	691,837	7,360
Expiring 04/03/17	State Street Bank	CAD	60,196	44,996,599	45,267,247	270,648
Expiring 04/03/17	State Street Bank	CAD	6,488	4,854,558	4,878,960	24,402
Expiring 04/03/17	Toronto Dominion	CAD	835	622,958	627,918	4,960
Expiring 04/03/17	UBS AG	CAD	1,090	812,851	819,678	6,827
Expiring 05/08/17	Bank of Montreal	CAD	1,475	1,109,782	1,109,748	(34)
Expiring 05/08/17	Hong Kong & Shanghai Bank	CAD	985	737,325	741,086	3,761
Expiring 05/08/17	JPMorgan Chase	CAD	2,655	2,000,980	1,997,547	(3,433)
Expiring 05/08/17	State Street Bank	CAD	48,482	36,259,882	36,476,476	216,594
Chilean Peso,
Expiring 04/03/17	Citigroup Global Markets	CLP	8,900	13,376	13,485	109
Expiring 04/03/17	Hong Kong & Shanghai Bank	CLP	854,300	1,314,106	1,294,442	(19,664)
Expiring 04/03/17	Hong Kong & Shanghai Bank	CLP	464,850	700,603	704,344	3,741
Expiring 04/03/17	Standard Chartered PLC	CLP	464,850	700,392	704,345	3,953
Expiring 04/03/17	Standard Chartered PLC	CLP	17,450	26,333	26,440	107
Expiring 04/03/17	State Street Bank	CLP	438,700	662,029	664,722	2,693
Chinese Renminbi,
Expiring 06/21/17	Bank of America	CNH	5,064	732,872	732,208	(664)
Expiring 06/21/17	Citigroup Global Markets	CNH	8,890	1,285,425	1,285,412	(13)
Expiring 06/21/17	JPMorgan Chase	CNH	18,246	2,629,978	2,638,203	8,225
Expiring 06/21/17	JPMorgan Chase	CNH	17,761	2,578,655	2,568,077	(10,578)
Expiring 06/21/17	JPMorgan Chase	CNH	8,890	1,285,611	1,285,412	(199)
Colombian Peso,
Expiring 04/03/17	Bank of America	COP	1,823,550	629,581	634,018	4,437
Expiring 04/03/17	Citigroup Global Markets	COP	3,223,208	1,119,076	1,120,656	1,580
Expiring 04/03/17	Citigroup Global Markets	COP	1,830,500	630,337	636,434	6,097
Expiring 04/03/17	Citigroup Global Markets	COP	1,830,500	631,425	636,435	5,010
Expiring 04/03/17	Goldman Sachs & Co.	COP	3,627,200	1,235,317	1,261,117	25,800
Expiring 04/03/17	Goldman Sachs & Co.	COP	75,000	26,040	26,077	37

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 04/03/17	Hong Kong & Shanghai Bank	COP	2,135,792	$741,533	$742,580	$1,047
Expiring 04/03/17	Standard Chartered PLC	COP	1,823,550	628,702	634,018	5,316
Expiring 04/03/17	State Street Bank	COP	3,944,900	1,346,520	1,371,576	25,056
Expiring 04/03/17	State Street Bank	COP	1,947,100	665,903	676,974	11,071
Expiring 04/03/17	State Street Bank	COP	1,328,900	445,790	462,036	16,246
Expiring 05/08/17	Citigroup Global Markets	COP	5,337,600	1,826,632	1,846,721	20,089
Expiring 05/08/17	Hong Kong & Shanghai Bank	COP	2,135,100	740,062	738,709	(1,353)
Czech Koruna,
Expiring 04/03/17	Hong Kong & Shanghai Bank	CZK	37,992	1,532,112	1,500,714	(31,398)
Danish Krone,
Expiring 04/03/17	Bank of America	DKK	31,678	4,624,526	4,543,216	(81,310)
Euro,
Expiring 04/03/17	Bank of Montreal	EUR	645	694,156	688,181	(5,975)
Expiring 04/03/17	Barclays Capital Group	EUR	410,772	443,017,613	438,271,803	(4,745,810)
Expiring 04/03/17	Citigroup Global Markets	EUR	18,426	19,460,786	19,659,558	198,772
Expiring 04/03/17	Citigroup Global Markets	EUR	11,056	11,734,872	11,796,162	61,290
Expiring 04/03/17	Citigroup Global Markets	EUR	1,460	1,568,452	1,557,742	(10,710)
Expiring 04/03/17	Citigroup Global Markets	EUR	710	755,599	757,532	1,933
Expiring 04/03/17	Hong Kong & Shanghai Bank	EUR	140,015	152,056,292	149,388,533	(2,667,759)
Expiring 04/03/17	JPMorgan Chase	EUR	3,730	4,032,503	3,979,711	(52,792)
Expiring 04/03/17	JPMorgan Chase	EUR	2,510	2,655,555	2,678,036	22,481
Expiring 04/03/17	JPMorgan Chase	EUR	940	996,802	1,002,929	6,127
Expiring 04/03/17	Morgan Stanley	EUR	875	928,968	933,578	4,610
Expiring 04/03/17	UBS AG	EUR	2,840	3,022,802	3,030,128	7,326
Expiring 04/03/17	UBS AG	EUR	780	838,112	832,218	(5,894)
Expiring 04/03/17	UBS AG	EUR	369	399,251	393,704	(5,547)
Expiring 05/08/17	BNP Paribas	EUR	238	259,208	254,341	(4,867)
Expiring 05/08/17	JPMorgan Chase	EUR	18,276	19,697,124	19,530,866	(166,258)
Expiring 05/08/17	JPMorgan Chase	EUR	3,730	4,030,023	3,986,109	(43,914)
Expiring 05/08/17	Toronto Dominion	EUR	2,990	3,203,008	3,195,300	(7,708)
Expiring 05/08/17	UBS AG	EUR	815	887,081	870,959	(16,122)
Hungarian Forint,
Expiring 04/03/17	Citigroup Global Markets	HUF	84,800	298,558	293,161	(5,397)
Expiring 04/03/17	JPMorgan Chase	HUF	130,400	444,672	450,804	6,132
Expiring 04/03/17	UBS AG	HUF	387,500	1,335,341	1,339,621	4,280
Expiring 05/08/17	Barclays Capital Group	HUF	171,400	595,261	593,256	(2,005)
Expiring 05/08/17	UBS AG	HUF	188,500	662,985	652,443	(10,542)
Indian Rupee,
Expiring 04/03/17	Barclays Capital Group	INR	33,690	504,568	518,609	14,041
Expiring 04/03/17	Barclays Capital Group	INR	25,000	385,015	384,839	(176)
Expiring 04/03/17	JPMorgan Chase	INR	257,320	3,844,039	3,961,069	117,030
Expiring 04/03/17	JPMorgan Chase	INR	76,300	1,175,066	1,174,528	(538)
Expiring 04/03/17	Standard Chartered PLC	INR	28,840	440,507	443,950	3,443
Expiring 04/03/17	State Street Bank	INR	72,460	1,107,155	1,115,417	8,262
Expiring 05/08/17	JPMorgan Chase	INR	333,620	5,110,875	5,110,640	(235)
Israeli Shekel,
Expiring 04/03/17	Citigroup Global Markets	ILS	4,041	1,117,560	1,115,631	(1,929)
Expiring 04/03/17	Goldman Sachs & Co.	ILS	1,905	518,876	525,929	7,053
Expiring 04/03/17	JPMorgan Chase	ILS	2,440	666,836	673,630	6,794
Expiring 04/03/17	Standard Chartered PLC	ILS	1,940	529,577	535,591	6,014
Expiring 05/08/17	Citigroup Global Markets	ILS	125	34,605	34,548	(57)
Expiring 05/08/17	Goldman Sachs & Co.	ILS	2,395	665,185	661,935	(3,250)
Japanese Yen,
Expiring 04/03/17	Citigroup Global Markets	JPY	221,200	1,964,720	1,987,127	22,407
Expiring 04/03/17	Citigroup Global Markets	JPY	120,000	1,079,999	1,078,008	(1,991)
Expiring 04/03/17	Credit Suisse First Boston Corp.	JPY	95,900	855,845	861,508	5,663
Expiring 04/03/17	Goldman Sachs & Co.	JPY	140,500	1,268,440	1,262,168	(6,272)
Expiring 04/03/17	Hong Kong & Shanghai Bank	JPY	15,236,317	137,368,691	136,873,903	(494,788)

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 04/03/17	Hong Kong & Shanghai Bank	JPY	1,943,245	$17,520,049	$17,456,944	$(63,105)
Expiring 04/03/17	JPMorgan Chase	JPY	1,326,030	11,762,530	11,912,256	149,726
Expiring 04/03/17	JPMorgan Chase	JPY	124,800	1,102,474	1,121,129	18,655
Expiring 04/03/17	Morgan Stanley	JPY	116,000	1,011,147	1,042,074	30,927
Expiring 04/03/17	Morgan Stanley	JPY	92,400	827,553	830,066	2,513
Expiring 04/03/17	Morgan Stanley	JPY	84,400	739,276	758,198	18,922
Expiring 04/03/17	Royal Bank of Canada	JPY	100,100	876,416	899,238	22,822
Expiring 04/03/17	Standard Chartered PLC	JPY	224,600	1,960,312	2,017,671	57,359
Expiring 04/03/17	State Street Bank	JPY	15,236,318	138,266,872	136,873,912	(1,392,960)
Expiring 04/03/17	State Street Bank	JPY	1,943,245	17,634,602	17,456,943	(177,659)
Mexican Peso,
Expiring 04/03/17	Barclays Capital Group	MXN	38,613	2,040,511	2,061,454	20,943
Expiring 04/03/17	JPMorgan Chase	MXN	38,613	2,017,917	2,061,454	43,537
Expiring 04/03/17	RBC Dominion Securities	MXN	122,543	6,499,714	6,542,274	42,560
Expiring 04/03/17	RBC Dominion Securities	MXN	94,039	4,987,854	5,020,514	32,660
Expiring 04/03/17	RBC Dominion Securities	MXN	90,205	4,491,453	4,815,826	324,373
Expiring 04/03/17	Standard Chartered PLC	MXN	14,600	741,840	779,459	37,619
New Taiwanese Dollar,
Expiring 04/05/17	Barclays Capital Group	TWD	67,895	2,239,946	2,238,131	(1,815)
Expiring 04/05/17	Barclays Capital Group	TWD	65	2,100	2,142	42
Expiring 04/05/17	Barclays Capital Group	TWD	65	2,100	2,142	42
Expiring 04/05/17	Citigroup Global Markets	TWD	34,140	1,119,969	1,125,412	5,443
Expiring 04/05/17	Citigroup Global Markets	TWD	33,885	1,111,713	1,117,005	5,292
Expiring 04/05/17	Hong Kong & Shanghai Bank	TWD	34,220	1,128,963	1,128,048	(915)
Expiring 04/05/17	UBS AG	TWD	68,410	2,228,702	2,255,108	26,406
Expiring 05/08/17	Barclays Capital Group	TWD	68,025	2,249,802	2,245,776	(4,026)
New Zealand Dollar,
Expiring 04/03/17	Barclays Capital Group	NZD	2,800	1,972,048	1,962,654	(9,394)
Expiring 04/03/17	BNP Paribas	NZD	840	589,472	588,797	(675)
Expiring 04/03/17	Citigroup Global Markets	NZD	690	498,499	483,654	(14,845)
Expiring 04/03/17	Commerzbank Capital AG	NZD	960	666,624	672,910	6,286
Expiring 04/03/17	Deutsche Bank AG	NZD	2,825	1,973,299	1,980,178	6,879
Expiring 04/03/17	Deutsche Bank AG	NZD	1,960	1,352,308	1,373,858	21,550
Expiring 04/03/17	JPMorgan Chase	NZD	730	514,595	511,692	(2,903)
Expiring 04/03/17	Morgan Stanley	NZD	1,400	986,635	981,327	(5,308)
Expiring 04/03/17	State Street Bank	NZD	48,177	33,818,329	33,769,568	(48,761)
Expiring 04/03/17	State Street Bank	NZD	5,136	3,605,267	3,600,069	(5,198)
Expiring 05/08/17	Toronto Dominion	NZD	2,835	1,980,248	1,985,365	5,117
Norwegian Krone,
Expiring 04/03/17	Barclays Capital Group	NOK	6,900	814,159	803,640	(10,519)
Expiring 04/03/17	Citigroup Global Markets	NOK	6,910	816,825	804,805	(12,020)
Expiring 04/03/17	Citigroup Global Markets	NOK	5,730	672,364	667,371	(4,993)
Expiring 04/03/17	Goldman Sachs & Co.	NOK	5,110	600,790	595,160	(5,630)
Expiring 04/03/17	JPMorgan Chase	NOK	33,780	3,936,489	3,934,343	(2,146)
Expiring 04/03/17	UBS AG	NOK	43,254	5,090,802	5,037,776	(53,026)
Expiring 04/03/17	UBS AG	NOK	7,250	853,293	844,405	(8,888)
Expiring 05/08/17	JPMorgan Chase	NOK	16,740	1,969,209	1,950,414	(18,795)
Expiring 05/08/17	JPMorgan Chase	NOK	7,520	880,706	876,171	(4,535)
Peruvian Nuevo Sol,
Expiring 04/03/17	Hong Kong & Shanghai Bank	PEN	8,645	2,665,002	2,660,467	(4,535)
Expiring 04/03/17	Standard Chartered PLC	PEN	9,660	2,951,601	2,972,829	21,228
Expiring 04/03/17	Standard Chartered PLC	PEN	1,915	587,423	589,334	1,911
Expiring 04/03/17	State Street Bank	PEN	2,930	903,234	901,697	(1,537)
Expiring 05/08/17	Hong Kong & Shanghai Bank	PEN	7,195	2,210,446	2,206,740	(3,706)
Polish Zloty,
Expiring 04/03/17	Citigroup Global Markets	PLN	21,102	5,394,541	5,320,959	(73,582)
Expiring 04/03/17	Citigroup Global Markets	PLN	3,015	739,569	760,245	20,676
Expiring 04/03/17	Citigroup Global Markets	PLN	2,425	595,776	611,474	15,698

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 04/03/17	JPMorgan Chase	PLN	4,790	$1,197,305	$1,207,818	$10,513
Expiring 04/03/17	UBS AG	PLN	32,595	7,992,203	8,218,968	226,765
Expiring 05/08/17	Citigroup Global Markets	PLN	21,732	5,553,690	5,477,810	(75,880)
Expiring 05/08/17	UBS AG	PLN	1,730	443,402	436,067	(7,335)
Russian Ruble,
Expiring 04/03/17	Bank of America	RUB	59,780	1,036,857	1,061,477	24,620
Expiring 04/03/17	Barclays Capital Group	RUB	59,680	1,029,853	1,059,701	29,848
Expiring 04/03/17	Barclays Capital Group	RUB	31,360	559,921	556,840	(3,081)
Expiring 04/03/17	Citigroup Global Markets	RUB	231,790	4,138,523	4,115,754	(22,769)
Expiring 04/03/17	Credit Suisse First Boston Corp.	RUB	82,800	1,424,394	1,470,230	45,836
Expiring 04/03/17	Deutsche Bank AG	RUB	6,556	110,018	116,410	6,392
Expiring 04/03/17	Goldman Sachs & Co.	RUB	287,834	4,932,972	5,110,893	177,921
Expiring 04/03/17	Goldman Sachs & Co.	RUB	104,550	1,866,701	1,856,431	(10,270)
Expiring 04/03/17	Goldman Sachs & Co.	RUB	29,530	516,710	524,346	7,636
Expiring 04/03/17	JPMorgan Chase	RUB	39,020	696,687	692,854	(3,833)
Expiring 05/05/17	Citigroup Global Markets	RUB	231,790	4,022,212	4,084,298	62,086
Expiring 05/05/17	Citigroup Global Markets	RUB	104,930	1,855,198	1,848,938	(6,260)
Singapore Dollar,
Expiring 04/03/17	Citigroup Global Markets	SGD	730	520,670	521,870	1,200
Expiring 04/03/17	JPMorgan Chase	SGD	1,280	905,791	915,060	9,269
Expiring 04/03/17	Morgan Stanley	SGD	630	446,777	450,381	3,604
Expiring 04/03/17	Standard Chartered PLC	SGD	2,770	1,981,430	1,980,246	(1,184)
Expiring 04/03/17	Standard Chartered PLC	SGD	2,387	1,712,462	1,706,443	(6,019)
Expiring 05/08/17	JPMorgan Chase	SGD	615	441,208	439,782	(1,426)
South African Rand,
Expiring 04/03/17	Goldman Sachs & Co.	ZAR	25,742	1,957,983	1,917,721	(40,262)
Expiring 04/03/17	Goldman Sachs & Co.	ZAR	25,668	2,040,722	1,912,209	(128,513)
Expiring 04/03/17	Goldman Sachs & Co.	ZAR	12,395	973,952	923,400	(50,552)
Expiring 04/03/17	Goldman Sachs & Co.	ZAR	6,570	513,374	489,451	(23,923)
Expiring 04/03/17	Hong Kong & Shanghai Bank	ZAR	48,651	3,786,070	3,624,391	(161,679)
Expiring 04/03/17	Hong Kong & Shanghai Bank	ZAR	38,237	2,975,642	2,848,571	(127,071)
Expiring 04/03/17	JPMorgan Chase	ZAR	25,668	2,057,968	1,912,209	(145,759)
Expiring 05/08/17	JPMorgan Chase	ZAR	25,668	1,974,765	1,900,523	(74,242)
Expiring 05/08/17	JPMorgan Chase	ZAR	24,830	1,851,369	1,838,477	(12,892)
Expiring 05/08/17	JPMorgan Chase	ZAR	7,520	575,121	556,799	(18,322)
Expiring 05/08/17	JPMorgan Chase	ZAR	5,730	426,251	424,264	(1,987)
Expiring 05/08/17	JPMorgan Chase	ZAR	5,730	427,527	424,264	(3,263)
Expiring 05/08/17	JPMorgan Chase	ZAR	1,570	119,981	116,247	(3,734)
Expiring 05/08/17	JPMorgan Chase	ZAR	286	21,678	21,176	(502)
South Korean Won,
Expiring 04/03/17	Bank of America	KRW	683,430	612,338	611,158	(1,180)
Expiring 04/03/17	Barclays Capital Group	KRW	3,735,840	3,347,227	3,340,777	(6,450)
Expiring 04/03/17	BNP Paribas	KRW	760,260	663,983	679,863	15,880
Expiring 04/03/17	Citigroup Global Markets	KRW	2,248,560	1,995,881	2,010,775	14,894
Expiring 04/03/17	State Street Bank	KRW	13,231,878	11,855,459	11,832,612	(22,847)
Expiring 04/03/17	State Street Bank	KRW	9,353,254	8,405,908	8,364,151	(41,757)
Expiring 04/03/17	State Street Bank	KRW	1,342,820	1,185,682	1,200,818	15,136
Expiring 04/03/17	State Street Bank	KRW	369,335	331,927	330,278	(1,649)
Expiring 04/03/17	Toronto Dominion	KRW	3,878,624	3,465,533	3,468,462	2,929
Expiring 04/03/17	UBS AG	KRW	9,353,254	8,408,553	8,364,151	(44,402)
Expiring 04/03/17	UBS AG	KRW	369,335	332,031	330,278	(1,753)
Swedish Krona,
Expiring 04/03/17	Bank of America	SEK	476,426	52,865,295	53,176,103	310,808
Expiring 04/03/17	BNP Paribas	SEK	11,410	1,259,997	1,273,523	13,526
Expiring 04/03/17	Citigroup Global Markets	SEK	106,080	11,783,880	11,840,077	56,197
Expiring 04/03/17	Citigroup Global Markets	SEK	11,060	1,249,129	1,234,458	(14,671)
Expiring 04/03/17	Citigroup Global Markets	SEK	10,800	1,201,388	1,205,438	4,050
Expiring 04/03/17	Goldman Sachs & Co.	SEK	6,600	732,445	736,656	4,211

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 04/03/17	JPMorgan Chase	SEK	106,080	$11,732,489	$11,840,078	$107,589
Expiring 04/03/17	JPMorgan Chase	SEK	43,920	4,868,381	4,902,114	33,733
Expiring 04/03/17	JPMorgan Chase	SEK	30,307	3,454,817	3,382,704	(72,113)
Expiring 04/03/17	JPMorgan Chase	SEK	17,860	1,986,718	1,993,437	6,719
Expiring 05/08/17	JPMorgan Chase	SEK	743,176	84,860,874	83,086,639	(1,774,235)
Expiring 05/08/17	JPMorgan Chase	SEK	21,075	2,352,149	2,356,172	4,023
Expiring 05/08/17	JPMorgan Chase	SEK	10,392	1,162,512	1,161,820	(692)
Expiring 05/08/17	JPMorgan Chase	SEK	5,820	655,963	650,672	(5,291)
Expiring 05/08/17	JPMorgan Chase	SEK	2,115	236,052	236,456	404
Swiss Franc,
Expiring 04/03/17	Morgan Stanley	CHF	10,798	10,875,351	10,782,079	(93,272)
Expiring 04/03/17	UBS AG	CHF	19,995	19,922,284	19,965,519	43,235
Expiring 05/08/17	Morgan Stanley	CHF	19,995	20,179,245	20,006,752	(172,493)
Thai Baht,
Expiring 04/03/17	Bank of Montreal	THB	1,030	29,178	29,974	796
Expiring 04/03/17	Barclays Capital Group	THB	87,170	2,532,319	2,536,711	4,392
Expiring 04/03/17	Barclays Capital Group	THB	76,970	2,221,388	2,239,883	18,495
Expiring 04/03/17	Barclays Capital Group	THB	42,935	1,248,110	1,249,439	1,329
Expiring 04/03/17	Barclays Capital Group	THB	38,965	1,114,714	1,133,910	19,196
Expiring 04/03/17	Barclays Capital Group	THB	38,965	1,116,988	1,133,910	16,922
Expiring 04/03/17	State Street Bank	THB	183,640	5,270,953	5,344,058	73,105
Expiring 04/03/17	UBS AG	THB	28,100	812,021	817,730	5,709
Expiring 05/08/17	Barclays Capital Group	THB	122,610	3,562,794	3,566,936	4,142
Expiring 05/08/17	Barclays Capital Group	THB	60,390	1,755,932	1,756,850	918
Turkish Lira,
Expiring 04/03/17	Goldman Sachs & Co.	TRY	1,865	514,645	512,703	(1,942)
Expiring 04/03/17	Goldman Sachs & Co.	TRY	1,605	441,844	441,227	(617)
Expiring 04/03/17	Hong Kong & Shanghai Bank	TRY	42,663	11,777,226	11,728,402	(48,824)
Expiring 04/03/17	JPMorgan Chase	TRY	7,322	2,021,200	2,012,876	(8,324)
Expiring 04/03/17	JPMorgan Chase	TRY	3,425	948,328	941,560	(6,768)
Expiring 04/03/17	Morgan Stanley	TRY	7,334	1,953,077	2,016,175	63,098
Expiring 04/03/17	Morgan Stanley	TRY	7,136	1,948,130	1,961,744	13,614
Expiring 05/08/17	Barclays Capital Group	TRY	7,322	1,999,863	1,992,403	(7,460)
Expiring 05/08/17	JPMorgan Chase	TRY	14,644	3,986,015	3,984,808	(1,207)
Expiring 05/08/17	JPMorgan Chase	TRY	7,322	1,986,370	1,992,403	6,033
Expiring 05/08/17	JPMorgan Chase	TRY	7,322	1,987,643	1,992,404	4,761
Expiring 05/08/17	JPMorgan Chase	TRY	1,620	440,737	440,821	84

				$1,973,856,193	$1,964,814,444	(9,041,749)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/03/17	Citigroup Global Markets	AUD	10,319	$ 7,941,059	$ 7,883,302	$ 57,757
Expiring 04/03/17	Citigroup Global Markets	AUD	865	665,488	660,825	4,663
Expiring 04/03/17	Deutsche Bank AG	AUD	2,590	1,991,063	1,978,657	12,406
Expiring 04/03/17	Deutsche Bank AG	AUD	915	687,213	699,024	(11,811)
Expiring 04/03/17	Goldman Sachs & Co.	AUD	12,889	9,720,923	9,846,679	(125,756)
Expiring 04/03/17	Goldman Sachs & Co.	AUD	10,319	7,883,293	7,883,301	(8)
Expiring 04/03/17	Goldman Sachs & Co.	AUD	10,319	7,832,565	7,883,302	(50,737)
Expiring 04/03/17	Goldman Sachs & Co.	AUD	6,400	4,828,563	4,889,343	(60,780)
Expiring 04/03/17	Goldman Sachs & Co.	AUD	1,855	1,407,476	1,417,146	(9,670)
Expiring 04/03/17	Hong Kong & Shanghai Bank	AUD	1,765	1,338,841	1,348,389	(9,548)
Expiring 04/03/17	JPMorgan Chase	AUD	10,061	7,577,945	7,686,200	(108,255)
Expiring 04/03/17	JPMorgan Chase	AUD	8,184	6,172,979	6,252,248	(79,269)
Expiring 04/03/17	JPMorgan Chase	AUD	2,373	1,789,740	1,812,876	(23,136)

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 04/03/17	JPMorgan Chase	AUD	1,840	$1,386,273	$1,405,687	$(19,414)
Expiring 04/03/17	State Street Bank	AUD	88,335	67,651,625	67,484,394	167,231
Expiring 04/03/17	State Street Bank	AUD	15,915	12,188,551	12,158,422	30,129
Expiring 04/03/17	State Street Bank	AUD	6,400	4,860,922	4,889,343	(28,421)
Expiring 05/08/17	BNP Paribas	AUD	28,267	21,619,734	21,581,174	38,560
Expiring 05/08/17	BNP Paribas	AUD	19,734	15,093,354	15,066,434	26,920
Expiring 05/08/17	JPMorgan Chase	AUD	7,660	5,870,854	5,848,225	22,629
Expiring 05/08/17	JPMorgan Chase	AUD	2,800	2,137,884	2,137,733	151
Expiring 05/08/17	JPMorgan Chase	AUD	581	443,960	443,579	381
Expiring 05/08/17	National Bank Financial	AUD	30,917	23,639,140	23,604,385	34,755
Expiring 05/08/17	National Bank Financial	AUD	21,584	16,503,128	16,478,865	24,263
Expiring 05/08/17	State Street Bank	AUD	29,151	22,179,393	22,256,086	(76,693)
Expiring 05/08/17	State Street Bank	AUD	20,351	15,483,957	15,537,498	(53,541)
Expiring 05/08/17	State Street Bank	AUD	965	738,440	736,754	1,686
Brazilian Real,
Expiring 04/04/17	Barclays Capital Group	BRL	6,050	1,909,481	1,930,773	(21,292)
Expiring 04/04/17	Credit Suisse First Boston Corp.	BRL	2,070	661,025	660,611	414
Expiring 04/04/17	Credit Suisse First Boston Corp.	BRL	1,735	558,057	553,701	4,356
Expiring 04/04/17	JPMorgan Chase	BRL	4,420	1,395,026	1,410,581	(15,555)
Expiring 04/04/17	JPMorgan Chase	BRL	3,010	951,409	960,600	(9,191)
Expiring 04/04/17	Morgan Stanley	BRL	3,025	947,091	965,386	(18,295)
Expiring 04/04/17	Morgan Stanley	BRL	5	1,578	1,596	(18)
Expiring 04/04/17	Standard Chartered PLC	BRL	10,980	3,496,815	3,504,113	(7,298)
Expiring 05/03/17	BNP Paribas	BRL	4,410	1,382,532	1,398,058	(15,526)
British Pound,
Expiring 04/03/17	Barclays Capital Group	GBP	1,065	1,329,383	1,334,430	(5,047)
Expiring 04/03/17	BNP Paribas	GBP	550	670,061	689,142	(19,081)
Expiring 04/03/17	Citigroup Global Markets	GBP	1,505	1,874,362	1,885,744	(11,382)
Expiring 04/03/17	Goldman Sachs & Co.	GBP	4,760	5,938,248	5,964,213	(25,965)
Expiring 04/03/17	Goldman Sachs & Co.	GBP	3,174	3,968,875	3,976,977	(8,102)
Expiring 04/03/17	Hong Kong & Shanghai Bank	GBP	465	576,465	582,639	(6,174)
Expiring 04/03/17	JPMorgan Chase	GBP	1,585	1,971,894	1,985,983	(14,089)
Expiring 04/03/17	Morgan Stanley	GBP	79,077	98,311,301	99,082,363	(771,062)
Expiring 04/03/17	Morgan Stanley	GBP	7,304	9,080,589	9,151,809	(71,220)
Expiring 04/03/17	Morgan Stanley	GBP	1,585	1,964,503	1,985,982	(21,479)
Expiring 04/03/17	Morgan Stanley	GBP	1,095	1,345,510	1,372,020	(26,510)
Expiring 04/03/17	Standard Chartered PLC	GBP	565	687,946	707,937	(19,991)
Expiring 05/08/17	Hong Kong & Shanghai Bank	GBP	71,947	90,163,272	90,223,073	(59,801)
Expiring 05/08/17	Hong Kong & Shanghai Bank	GBP	7,487	9,382,635	9,388,858	(6,223)
Expiring 05/08/17	JPMorgan Chase	GBP	705	881,290	884,085	(2,795)
Canadian Dollar,
Expiring 04/03/17	Bank of Montreal	CAD	1,990	1,495,729	1,496,475	(746)
Expiring 04/03/17	Bank of Montreal	CAD	1,350	1,012,572	1,015,197	(2,625)
Expiring 04/03/17	Citigroup Global Markets	CAD	61,603	46,238,605	46,325,307	(86,702)
Expiring 04/03/17	Goldman Sachs & Co.	CAD	910	689,420	684,318	5,102
Expiring 04/03/17	Hong Kong & Shanghai Bank	CAD	860	642,416	646,718	(4,302)
Expiring 04/03/17	State Street Bank	CAD	48,482	36,240,367	36,458,347	(217,980)
Expiring 05/08/17	Morgan Stanley	CAD	2,160	1,625,346	1,625,123	223
Expiring 05/08/17	State Street Bank	CAD	60,196	45,020,829	45,289,755	(268,926)
Chilean Peso,
Expiring 04/03/17	Citigroup Global Markets	CLP	8,900	13,431	13,486	(55)
Expiring 04/03/17	Hong Kong & Shanghai Bank	CLP	447,250	674,931	677,676	(2,745)
Expiring 04/03/17	Hong Kong & Shanghai Bank	CLP	441,000	658,356	668,206	(9,850)
Expiring 04/03/17	Hong Kong & Shanghai Bank	CLP	430,900	662,617	652,903	9,714
Expiring 04/03/17	Standard Chartered PLC	CLP	482,300	734,623	730,784	3,839
Expiring 04/03/17	State Street Bank	CLP	438,700	664,647	664,722	(75)
Expiring 05/08/17	Citigroup Global Markets	CLP	8,900	13,353	13,462	(109)

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Chinese Renminbi,
Expiring 06/21/17	JPMorgan Chase	CNH	17,873	$2,557,341	$2,584,271	$(26,930)
Expiring 06/21/17	JPMorgan Chase	CNH	10,279	1,477,186	1,486,248	(9,062)
Expiring 06/21/17	State Street Bank	CNH	4,559	653,901	659,189	(5,288)
Colombian Peso,
Expiring 04/03/17	Bank of America	COP	1,823,550	633,124	634,018	(894)
Expiring 04/03/17	Citigroup Global Markets	COP	5,337,600	1,836,120	1,855,795	(19,675)
Expiring 04/03/17	Citigroup Global Markets	COP	1,546,608	524,452	537,730	(13,278)
Expiring 04/03/17	Goldman Sachs & Co.	COP	3,702,200	1,246,868	1,287,194	(40,326)
Expiring 04/03/17	Hong Kong & Shanghai Bank	COP	2,135,792	723,801	742,579	(18,778)
Expiring 04/03/17	Standard Chartered PLC	COP	1,823,550	633,124	634,018	(894)
Expiring 04/03/17	State Street Bank	COP	3,738,000	1,247,913	1,299,640	(51,727)
Expiring 04/03/17	State Street Bank	COP	1,786,900	620,400	621,276	(876)
Expiring 04/03/17	State Street Bank	COP	1,696,000	577,602	589,671	(12,069)
Czech Koruna,
Expiring 04/03/17	UBS AG	CZK	37,992	1,489,970	1,500,714	(10,744)
Expiring 05/05/17	Hong Kong & Shanghai Bank	CZK	37,992	1,537,052	1,509,019	28,033
Danish Krone,
Expiring 04/03/17	Morgan Stanley	DKK	31,678	4,515,929	4,543,215	(27,286)
Expiring 05/08/17	Bank of America	DKK	31,678	4,632,167	4,551,128	81,039
Euro,
Expiring 04/03/17	Bank of America	EUR	4,476	4,759,237	4,775,653	(16,416)
Expiring 04/03/17	Bank of America	EUR	535	565,360	570,816	(5,456)
Expiring 04/03/17	Citigroup Global Markets	EUR	382,125	405,870,278	407,706,982	(1,836,704)
Expiring 04/03/17	Citigroup Global Markets	EUR	116,491	123,729,760	124,289,680	(559,920)
Expiring 04/03/17	Citigroup Global Markets	EUR	18,276	19,667,353	19,499,517	167,836
Expiring 04/03/17	Citigroup Global Markets	EUR	11,192	11,864,057	11,941,266	(77,209)
Expiring 04/03/17	Citigroup Global Markets	EUR	4,630	4,927,108	4,939,963	(12,855)
Expiring 04/03/17	Citigroup Global Markets	EUR	1,370	1,449,345	1,461,717	(12,372)
Expiring 04/03/17	Citigroup Global Markets	EUR	945	1,015,585	1,008,265	7,320
Expiring 04/03/17	Citigroup Global Markets	EUR	740	786,804	789,540	(2,736)
Expiring 04/03/17	Citigroup Global Markets	EUR	480	510,588	512,135	(1,547)
Expiring 04/03/17	Citigroup Global Markets	EUR	410	440,957	437,448	3,509
Expiring 04/03/17	Credit Suisse First Boston Corp.	EUR	9,710	10,364,454	10,360,052	4,402
Expiring 04/03/17	Goldman Sachs & Co.	EUR	520	562,760	554,813	7,947
Expiring 04/03/17	Hong Kong & Shanghai Bank	EUR	540	576,717	576,151	566
Expiring 04/03/17	JPMorgan Chase	EUR	11,192	11,819,402	11,941,266	(121,864)
Expiring 04/03/17	JPMorgan Chase	EUR	11,056	11,688,990	11,796,162	(107,172)
Expiring 04/03/17	JPMorgan Chase	EUR	4,647	4,904,244	4,958,101	(53,857)
Expiring 04/03/17	JPMorgan Chase	EUR	3,718	3,950,271	3,966,907	(16,636)
Expiring 04/03/17	JPMorgan Chase	EUR	2,978	3,180,266	3,177,367	2,899
Expiring 04/03/17	Morgan Stanley	EUR	1,013	1,070,747	1,080,816	(10,069)
Expiring 04/03/17	Standard Chartered PLC	EUR	1,188	1,281,781	1,267,533	14,248
Expiring 04/03/17	State Street Bank	EUR	1,875	1,972,279	2,000,525	(28,246)
Expiring 04/03/17	Toronto Dominion	EUR	1,973	2,087,436	2,105,086	(17,650)
Expiring 04/03/17	UBS AG	EUR	1,765	1,863,699	1,883,161	(19,462)
Expiring 04/03/17	UBS AG	EUR	915	971,478	976,256	(4,778)
Expiring 04/03/17	UBS AG	EUR	363	385,406	387,301	(1,895)
Expiring 04/03/17	UBS AG	EUR	5	5,313	5,335	(22)
Expiring 05/08/17	Barclays Capital Group	EUR	410,772	443,711,836	438,976,410	4,735,426
Expiring 05/08/17	Credit Suisse First Boston Corp.	EUR	2,895	3,100,962	3,093,776	7,186
Expiring 05/08/17	Deutsche Bank AG	EUR	1,300	1,399,288	1,389,261	10,027
Expiring 05/08/17	Goldman Sachs & Co.	EUR	630	674,371	673,257	1,114
Expiring 05/08/17	Hong Kong & Shanghai Bank	EUR	140,015	152,296,991	149,628,704	2,668,287
Expiring 05/08/17	JPMorgan Chase	EUR	9,230	9,880,707	9,863,750	16,957
Expiring 05/08/17	JPMorgan Chase	EUR	2,845	3,045,072	3,040,343	4,729
Expiring 05/08/17	JPMorgan Chase	EUR	1,941	2,071,278	2,074,273	(2,995)
Expiring 05/08/17	JPMorgan Chase	EUR	1,845	1,981,798	1,971,682	10,116
Expiring 05/08/17	JPMorgan Chase	EUR	1,815	1,956,566	1,939,621	16,945

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 05/08/17	JPMorgan Chase	EUR	1,097	$1,173,375	$1,172,322	$1,053
Expiring 05/08/17	JPMorgan Chase	EUR	195	208,088	208,389	(301)
Hong Kong Dollar,
Expiring 04/28/17	Citigroup Global Markets	HKD	65,766	8,474,072	8,468,204	5,868
Expiring 04/28/17	Hong Kong & Shanghai Bank	HKD	36,484	4,701,080	4,697,776	3,304
Expiring 04/28/17	Hong Kong & Shanghai Bank	HKD	33,630	4,333,498	4,330,288	3,210
Expiring 04/28/17	Standard Chartered PLC	HKD	32,958	4,243,337	4,243,759	(422)
Expiring 04/28/17	Standard Chartered PLC	HKD	17,403	2,244,506	2,240,857	3,649
Expiring 04/28/17	Standard Chartered PLC	HKD	17,403	2,242,915	2,240,857	2,058
Expiring 04/28/17	Standard Chartered PLC	HKD	17,403	2,242,857	2,240,856	2,001
Expiring 04/28/17	Standard Chartered PLC	HKD	17,403	2,242,857	2,240,856	2,001
Expiring 04/28/17	Standard Chartered PLC	HKD	11,602	1,496,337	1,493,904	2,433
Expiring 04/28/17	Standard Chartered PLC	HKD	5,801	747,638	746,952	686
Hungarian Forint,
Expiring 04/03/17	Goldman Sachs & Co.	HUF	413,700	1,452,879	1,430,197	22,682
Expiring 04/03/17	JPMorgan Chase	HUF	189,000	661,487	653,390	8,097
Expiring 05/08/17	Citigroup Global Markets	HUF	127,800	443,943	442,346	1,597
Expiring 05/08/17	Citigroup Global Markets	HUF	84,800	298,888	293,513	5,375
Indian Rupee,
Expiring 04/03/17	Barclays Capital Group	INR	58,690	890,079	903,448	(13,369)
Expiring 04/03/17	JPMorgan Chase	INR	333,620	5,125,912	5,135,598	(9,686)
Expiring 04/03/17	Standard Chartered PLC	INR	28,840	444,154	443,951	203
Expiring 04/03/17	State Street Bank	INR	72,460	1,115,928	1,115,417	511
Israeli Shekel,
Expiring 04/03/17	Citigroup Global Markets	ILS	125	34,569	34,509	60
Expiring 04/03/17	Goldman Sachs & Co.	ILS	2,150	594,810	593,568	1,242
Expiring 04/03/17	Goldman Sachs & Co.	ILS	2,140	586,265	590,807	(4,542)
Expiring 04/03/17	Goldman Sachs & Co.	ILS	1,870	515,194	516,266	(1,072)
Expiring 04/03/17	Standard Chartered PLC	ILS	4,041	1,103,104	1,115,631	(12,527)
Expiring 05/08/17	Citigroup Global Markets	ILS	4,041	1,118,717	1,116,861	1,856
Expiring 05/08/17	Citigroup Global Markets	ILS	1,610	444,352	444,975	(623)
Japanese Yen,
Expiring 04/03/17	Barclays Capital Group	JPY	30,420,215	270,922,082	273,276,906	(2,354,824)
Expiring 04/03/17	Barclays Capital Group	JPY	4,159,490	37,044,370	37,366,355	(321,985)
Expiring 04/03/17	Hong Kong & Shanghai Bank	JPY	128,400	1,126,415	1,153,469	(27,054)
Expiring 04/03/17	JPMorgan Chase	JPY	884,020	7,714,433	7,941,504	(227,071)
Expiring 04/03/17	JPMorgan Chase	JPY	442,010	3,881,966	3,970,752	(88,786)
Expiring 04/03/17	JPMorgan Chase	JPY	225,100	1,972,302	2,022,163	(49,861)
Expiring 04/03/17	JPMorgan Chase	JPY	224,700	1,973,894	2,018,570	(44,676)
Expiring 04/03/17	JPMorgan Chase	JPY	52,420	467,037	470,909	(3,872)
Expiring 04/03/17	Morgan Stanley	JPY	169,200	1,480,684	1,519,991	(39,307)
Expiring 04/03/17	Standard Chartered PLC	JPY	138,700	1,221,039	1,245,997	(24,958)
Expiring 04/03/17	Toronto Dominion	JPY	160,800	1,404,644	1,444,530	(39,886)
Expiring 05/08/17	Deutsche Bank AG	JPY	139,100	1,256,581	1,251,309	5,272
Expiring 05/08/17	Hong Kong & Shanghai Bank	JPY	15,236,317	137,555,958	137,062,146	493,812
Expiring 05/08/17	Hong Kong & Shanghai Bank	JPY	1,943,245	17,543,933	17,480,952	62,981
Expiring 05/08/17	JPMorgan Chase	JPY	121,900	1,101,537	1,096,583	4,954
Expiring 05/08/17	State Street Bank	JPY	15,236,318	138,445,905	137,062,155	1,383,750
Expiring 05/08/17	State Street Bank	JPY	1,943,245	17,657,436	17,480,952	176,484
Mexican Peso,
Expiring 04/03/17	BNP Paribas	MXN	39,438	2,050,845	2,105,499	(54,654)
Expiring 04/03/17	BNP Paribas	MXN	24,390	1,272,308	1,302,123	(29,815)
Expiring 04/03/17	BNP Paribas	MXN	12,660	665,146	675,887	(10,741)
Expiring 04/03/17	BNP Paribas	MXN	11,210	593,938	598,475	(4,537)
Expiring 04/03/17	BNP Paribas	MXN	9,750	514,924	520,529	(5,605)
Expiring 04/03/17	Goldman Sachs & Co.	MXN	39,135	1,983,608	2,089,323	(105,715)
Expiring 04/03/17	Goldman Sachs & Co.	MXN	31,870	1,615,528	1,701,462	(85,934)
Expiring 04/03/17	JPMorgan Chase	MXN	39,135	1,974,720	2,089,323	(114,603)

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 04/03/17	JPMorgan Chase	MXN	14,480	$739,987	$773,052	$(33,065)
Expiring 04/03/17	RBC Dominion Securities	MXN	83,105	4,137,933	4,436,775	(298,842)
Expiring 04/03/17	State Street Bank	MXN	93,440	4,967,967	4,988,535	(20,568)
Expiring 05/08/17	RBC Dominion Securities	MXN	122,543	6,464,466	6,506,456	(41,990)
Expiring 05/08/17	RBC Dominion Securities	MXN	94,039	4,960,805	4,993,028	(32,223)
New Taiwanese Dollar,
Expiring 04/05/17	Barclays Capital Group	TWD	68,025	2,246,903	2,242,416	4,487
Expiring 04/05/17	Citigroup Global Markets	TWD	34,255	1,103,398	1,129,202	(25,804)
Expiring 04/05/17	Citigroup Global Markets	TWD	33,770	1,114,117	1,113,214	903
Expiring 04/05/17	Hong Kong & Shanghai Bank	TWD	34,220	1,102,804	1,128,048	(25,244)
Expiring 04/05/17	UBS AG	TWD	68,345	2,254,792	2,252,965	1,827
Expiring 04/05/17	UBS AG	TWD	65	2,101	2,142	(41)
New Zealand Dollar,
Expiring 04/03/17	Barclays Capital Group	NZD	1,420	983,898	995,346	(11,448)
Expiring 04/03/17	BNP Paribas	NZD	730	504,229	511,692	(7,463)
Expiring 04/03/17	Citigroup Global Markets	NZD	2,780	1,959,505	1,948,635	10,870
Expiring 04/03/17	Citigroup Global Markets	NZD	805	572,674	564,263	8,411
Expiring 04/03/17	Credit Suisse First Boston Corp.	NZD	890	620,935	623,843	(2,908)
Expiring 04/03/17	JPMorgan Chase	NZD	44,702	31,783,123	31,333,774	449,349
Expiring 04/03/17	JPMorgan Chase	NZD	5,136	3,651,696	3,600,068	51,628
Expiring 04/03/17	JPMorgan Chase	NZD	1,620	1,131,500	1,135,535	(4,035)
Expiring 04/03/17	Morgan Stanley	NZD	2,830	1,958,458	1,983,682	(25,224)
Expiring 04/03/17	Morgan Stanley	NZD	1,190	824,309	834,128	(9,819)
Expiring 04/03/17	State Street Bank	NZD	2,775	1,963,021	1,945,130	17,891
Expiring 04/03/17	UBS AG	NZD	640	441,786	448,607	(6,821)
Expiring 05/08/17	Goldman Sachs & Co.	NZD	760	530,465	532,232	(1,767)
Expiring 05/08/17	State Street Bank	NZD	48,177	33,785,087	33,738,600	46,487
Expiring 05/08/17	State Street Bank	NZD	5,136	3,601,723	3,596,767	4,956
Expiring 05/08/17	State Street Bank	NZD	945	663,019	661,789	1,230
Norwegian Krone,
Expiring 04/03/17	Citigroup Global Markets	NOK	43,254	5,183,969	5,037,776	146,193
Expiring 04/03/17	Citigroup Global Markets	NOK	5,880	686,279	684,841	1,438
Expiring 04/03/17	Citigroup Global Markets	NOK	5,310	617,680	618,453	(773)
Expiring 04/03/17	Citigroup Global Markets	NOK	5,120	596,118	596,324	(206)
Expiring 04/03/17	Citigroup Global Markets	NOK	4,030	482,993	469,372	13,621
Expiring 04/03/17	Commerzbank Capital AG	NOK	5,080	598,554	591,666	6,888
Expiring 04/03/17	Goldman Sachs & Co.	NOK	16,740	1,943,134	1,949,701	(6,567)
Expiring 04/03/17	Morgan Stanley	NOK	7,960	941,737	927,098	14,639
Expiring 04/03/17	UBS AG	NOK	15,560	1,849,535	1,812,267	37,268
Expiring 05/08/17	Barclays Capital Group	NOK	5,350	625,573	623,340	2,233
Expiring 05/08/17	UBS AG	NOK	43,254	5,092,585	5,039,618	52,967
Expiring 05/08/17	UBS AG	NOK	7,250	853,591	844,713	8,878
Peruvian Nuevo Sol,
Expiring 04/03/17	Hong Kong & Shanghai Bank	PEN	7,195	2,217,941	2,214,235	3,706
Expiring 04/03/17	Hong Kong & Shanghai Bank	PEN	1,450	440,261	446,232	(5,971)
Expiring 04/03/17	Standard Chartered PLC	PEN	11,575	3,568,236	3,562,163	6,073
Expiring 04/03/17	State Street Bank	PEN	2,930	888,552	901,697	(13,145)
Polish Zloty,
Expiring 04/03/17	Citigroup Global Markets	PLN	21,732	5,555,595	5,479,816	75,779
Expiring 04/03/17	Citigroup Global Markets	PLN	8,076	2,019,015	2,036,398	(17,383)
Expiring 04/03/17	Citigroup Global Markets	PLN	2,390	587,783	602,648	(14,865)
Expiring 04/03/17	Goldman Sachs & Co.	PLN	2,620	669,666	660,644	9,022
Expiring 04/03/17	JPMorgan Chase	PLN	16,083	4,065,018	4,055,397	9,621
Expiring 04/03/17	UBS AG	PLN	13,026	3,193,939	3,284,562	(90,623)
Expiring 05/08/17	Citigroup Global Markets	PLN	21,102	5,392,691	5,319,011	73,680
Expiring 05/08/17	Credit Suisse First Boston Corp.	PLN	6,607	1,666,288	1,665,373	915
Expiring 05/08/17	JPMorgan Chase	PLN	16,082	4,087,934	4,053,661	34,273
Expiring 05/08/17	JPMorgan Chase	PLN	1,750	442,271	441,108	1,163

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Russian Ruble,
Expiring 04/03/17	Bank of America	RUB	90,930	$1,520,187	$1,614,588	$(94,401)
Expiring 04/03/17	Bank of America	RUB	73,400	1,229,069	1,303,319	(74,250)
Expiring 04/03/17	Barclays Capital Group	RUB	91,040	1,538,358	1,616,542	(78,184)
Expiring 04/03/17	Citigroup Global Markets	RUB	231,790	4,052,273	4,115,754	(63,481)
Expiring 04/03/17	Credit Suisse First Boston Corp.	RUB	82,800	1,478,363	1,470,229	8,134
Expiring 04/03/17	Deutsche Bank AG	RUB	6,556	117,055	116,411	644
Expiring 04/03/17	Goldman Sachs & Co.	RUB	317,364	5,666,415	5,635,239	31,176
Expiring 04/03/17	JPMorgan Chase	RUB	39,020	666,952	692,855	(25,903)
Expiring 05/05/17	UBS AG	RUB	29,410	511,034	518,224	(7,190)
Singapore Dollar,
Expiring 04/03/17	Citigroup Global Markets	SGD	2,775	1,978,758	1,983,821	(5,063)
Expiring 04/03/17	JPMorgan Chase	SGD	115	82,353	82,212	141
Expiring 04/03/17	Morgan Stanley	SGD	2,387	1,698,739	1,706,443	(7,704)
Expiring 04/03/17	Morgan Stanley	SGD	1,155	821,970	825,698	(3,728)
Expiring 04/03/17	Morgan Stanley	SGD	735	518,734	525,444	(6,710)
Expiring 04/03/17	Morgan Stanley	SGD	630	445,412	450,381	(4,969)
Expiring 05/08/17	Standard Chartered PLC	SGD	2,387	1,713,064	1,706,927	6,137
Expiring 05/08/17	UBS AG	SGD	725	519,044	518,442	602
South African Rand,
Expiring 04/03/17	Goldman Sachs & Co.	ZAR	51,475	3,965,380	3,834,772	130,608
Expiring 04/03/17	Goldman Sachs & Co.	ZAR	48,651	3,747,833	3,624,391	123,442
Expiring 04/03/17	Goldman Sachs & Co.	ZAR	9,270	740,279	690,594	49,685
Expiring 04/03/17	Goldman Sachs & Co.	ZAR	6,870	519,522	511,800	7,722
Expiring 04/03/17	JPMorgan Chase	ZAR	51,335	4,050,738	3,824,343	226,395
Expiring 04/03/17	JPMorgan Chase	ZAR	9,700	743,124	722,628	20,496
Expiring 04/03/17	JPMorgan Chase	ZAR	5,630	443,004	419,422	23,582
Expiring 05/08/17	Citigroup Global Markets	ZAR	25,534	1,887,423	1,890,602	(3,179)
Expiring 05/08/17	Hong Kong & Shanghai Bank	ZAR	48,651	3,763,373	3,602,244	161,129
Expiring 05/08/17	Hong Kong & Shanghai Bank	ZAR	38,237	2,957,803	2,831,164	126,639
South Korean Won,
Expiring 04/03/17	Bank of America	KRW	683,430	592,124	611,157	(19,033)
Expiring 04/03/17	Barclays Capital Group	KRW	2,242,280	1,984,846	2,005,160	(20,314)
Expiring 04/03/17	Barclays Capital Group	KRW	750,700	664,042	671,313	(7,271)
Expiring 04/03/17	Barclays Capital Group	KRW	742,860	662,440	664,303	(1,863)
Expiring 04/03/17	BNP Paribas	KRW	760,260	681,176	679,863	1,313
Expiring 04/03/17	Citigroup Global Markets	KRW	1,577,520	1,413,422	1,410,698	2,724
Expiring 04/03/17	Citigroup Global Markets	KRW	671,040	591,772	600,078	(8,306)
Expiring 04/03/17	State Street Bank	KRW	22,585,132	19,942,193	20,196,764	(254,571)
Expiring 04/03/17	State Street Bank	KRW	1,712,155	1,534,052	1,531,096	2,956
Expiring 04/03/17	Toronto Dominion	KRW	3,878,624	3,475,158	3,468,461	6,697
Expiring 04/03/17	UBS AG	KRW	9,353,254	8,380,301	8,364,151	16,150
Expiring 04/03/17	UBS AG	KRW	369,335	330,916	330,278	638
Expiring 05/08/17	Barclays Capital Group	KRW	494,580	443,180	442,476	704
Expiring 05/08/17	State Street Bank	KRW	9,353,254	8,407,797	8,367,880	39,917
Expiring 05/08/17	State Street Bank	KRW	369,335	332,001	330,425	1,576
Expiring 05/08/17	UBS AG	KRW	9,353,254	8,411,578	8,367,880	43,698
Expiring 05/08/17	UBS AG	KRW	369,335	332,151	330,425	1,726
Swedish Krona,
Expiring 04/03/17	Bank of America	SEK	30,307	3,362,933	3,382,705	(19,772)
Expiring 04/03/17	Barclays Capital Group	SEK	8,430	954,622	940,912	13,710
Expiring 04/03/17	Commerzbank Capital AG	SEK	5,250	595,795	585,977	9,818
Expiring 04/03/17	Goldman Sachs & Co.	SEK	8,110	901,332	905,194	(3,862)
Expiring 04/03/17	JPMorgan Chase	SEK	743,176	84,717,635	82,949,300	1,768,335
Expiring 04/03/17	JPMorgan Chase	SEK	18,020	2,016,960	2,011,296	5,664
Expiring 04/03/17	UBS AG	SEK	7,250	826,545	809,205	17,340
Expiring 05/08/17	JPMorgan Chase	SEK	30,307	3,460,659	3,388,305	72,354
Swiss Franc,
Expiring 04/03/17	Morgan Stanley	CHF	19,995	20,138,233	19,965,519	172,714

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 04/03/17	UBS AG	CHF	10,798	$10,758,731	$10,782,080	$(23,349)
Expiring 05/08/17	Morgan Stanley	CHF	10,798	10,897,499	10,804,347	93,152
Thai Baht,
Expiring 04/03/17	Barclays Capital Group	THB	122,610	3,561,863	3,568,041	(6,178)
Expiring 04/03/17	Barclays Capital Group	THB	60,390	1,755,523	1,757,393	(1,870)
Expiring 04/03/17	Citigroup Global Markets	THB	19,545	551,791	568,773	(16,982)
Expiring 04/03/17	JPMorgan Chase	THB	39,090	1,104,378	1,137,548	(33,170)
Expiring 04/03/17	JPMorgan Chase	THB	38,970	1,102,748	1,134,056	(31,308)
Expiring 04/03/17	JPMorgan Chase	THB	28,550	807,410	830,826	(23,416)
Expiring 04/03/17	Standard Chartered PLC	THB	38,970	1,103,029	1,134,056	(31,027)
Expiring 04/03/17	State Street Bank	THB	130,105	3,734,357	3,786,150	(51,793)
Expiring 04/03/17	UBS AG	THB	19,545	551,534	568,773	(17,239)
Expiring 05/08/17	Barclays Capital Group	THB	87,170	2,532,981	2,535,926	(2,945)
Expiring 05/08/17	Barclays Capital Group	THB	42,935	1,248,401	1,249,054	(653)
Turkish Lira,
Expiring 04/03/17	Bank of America	TRY	40,699	11,225,143	11,188,483	36,660
Expiring 04/03/17	Goldman Sachs & Co.	TRY	1,665	443,562	457,722	(14,160)
Expiring 04/03/17	JPMorgan Chase	TRY	7,323	2,003,776	2,013,152	(9,376)
Expiring 04/03/17	JPMorgan Chase	TRY	7,323	2,000,546	2,013,151	(12,605)
Expiring 04/03/17	Morgan Stanley	TRY	14,340	3,869,744	3,942,181	(72,437)
Expiring 05/08/17	Citigroup Global Markets	TRY	3,245	881,824	883,003	(1,179)
Expiring 05/08/17	Hong Kong & Shanghai Bank	TRY	42,663	11,660,062	11,609,112	50,950
Expiring 05/08/17	UBS AG	TRY	2,135	582,999	580,959	2,040

				$3,088,636,183	$3,084,821,115	3,815,068

						$(5,226,681)

Credit default swap agreements outstanding at March 31, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
Nokia Corp.	12/20/21	5.000%	EUR	1,015	1.290%	$188,301	$190,730	$(2,429)	BNP Paribas
Nokia Corp.	12/20/21	5.000%	EUR	920	1.290%	170,677	171,837	(1,160)	Bank of America

						$358,978	$362,567	$(3,589)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1):
iTraxx Europe Crossover S27.V1	06/20/22	5.000%	EUR 14,194	$(1,455,294)	$(1,516,818)	$(61,524)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at March 31, 2017:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
NOK	253,637	12/20/18	1.190%	6 Month NIBOR(2)	$(34,532)	$(667)	$33,865
NZD	199,500	03/21/19	2.526%	3 Month New Zealand Bank Bill(2)	(168,358)	(43,174)	125,184
NZD	239,433	12/19/20	3.010%	3 Month New Zealand Bank Bill(2)	(618,395)	(287,843)	330,552
PLN	157,621	09/20/22	2.671%	6 Month WIBOR(1)	5,708	(366,980)	(372,688)
SEK	860,993	03/21/19	(0.138)%	3 Month STIBOR(1)	65,999	21,513	(44,486)
SEK	175,689	03/16/27	2.085%	3 Month STIBOR(2)	(15,815)	142,286	158,101
	9,905	06/16/26	1.880%	3 Month LIBOR(2)	5,509	(357,947)	(363,456)
ZAR	487,151	03/21/19	7.470%	3 Month JIBAR(1)	—	(32,638)	(32,638)
ZAR	362,775	03/21/19	7.507%	3 Month JIBAR(1)	—	(33,237)	(33,237)
ZAR	181,385	03/21/19	7.468%	3 Month JIBAR(2)	—	(11,850)	(11,850)
ZAR	51,295	03/15/27	8.185%	3 Month JIBAR(1)	—	(12,408)	(12,408)
ZAR	136,665	09/20/27	8.293%	3 Month JIBAR(1)	(20,244)	(36,943)	(16,699)

					$(780,128)	$(1,019,888)	$(239,760)

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
HKD	12,400	06/16/21	2.360%	3 Month HIBOR(1)	$21,869	$—	$21,869	Goldman Sachs & Co.
HKD	12,400	06/16/26	2.378%	3 Month HIBOR(1)	20,623	—	20,623	JPMorgan Chase
HKD	12,400	06/16/26	2.365%	3 Month HIBOR(1)	21,513	—	21,513	Morgan Stanley
HKD	12,400	06/16/26	2.355%	3 Month HIBOR(1)	22,225	—	22,225	Goldman Sachs & Co.
HKD	9,050	06/16/26	2.240%	3 Month HIBOR(1)	22,195	3,044	19,151	Goldman Sachs & Co.
HKD	9,045	06/16/26	2.240%	3 Month HIBOR(1)	22,183	6,572	15,611	Goldman Sachs & Co.

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest rate swap agreements outstanding at March 31, 2017 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
HKD	7,215	06/16/26	2.240%	3 Month HIBOR(1)	$17,695	$2,283	$15,412	JPMorgan Chase
KRW	12,054,325	09/20/27	1.918%	3 Month KWCDC(2)	(27,356)	6,325	(33,681)	JPMorgan Chase
NOK	208,888	12/20/18	1.190%	6 Month NIBOR(2)	1,771	1,754	17	JPMorgan Chase
NOK	203,130	12/20/18	1.190%	6 Month NIBOR(2)	1,723	—	1,723	Citigroup Global Markets
NZD	42,705	03/21/19	2.526%	3 Month New Zealand Bank Bill(2)	(5,153)	—	(5,153)	Deutsche Bank AG
NZD	42,705	03/21/19	2.526%	3 Month New Zealand Bank Bill(2)	(5,153)	1,325	(6,478)	Citigroup Global Markets
NZD	43,215	12/19/20	3.010%	3 Month New Zealand Bank Bill(2)	(52,176)	(8,605)	(43,571)	JPMorgan Chase
NZD	29,350	12/19/20	3.010%	3 Month New Zealand Bank Bill(2)	(35,443)	(3,826)	(31,617)	Deutsche Bank AG
NZD	25,470	12/19/20	3.010%	3 Month New Zealand Bank Bill(2)	(30,757)	(5,106)	(25,651)	Citigroup Global Markets
NZD	17,850	12/19/20	3.010%	3 Month New Zealand Bank Bill(2)	(21,551)	(3,577)	(17,974)	Citigroup Global Markets
NZD	14,675	12/19/20	3.010%	3 Month New Zealand Bank Bill(2)	(17,722)	(966)	(16,756)	Goldman Sachs & Co.
ZAR	51,295	03/15/27	8.252%	3 Month JIBAR(2)	28,107	(17,485)	45,592	Citigroup Global Markets

					$(15,407)	$(18,262)	$2,855

A U.S. Treasury Obligation with a market value of $5,587,209 has been segregated with Morgan Stanley to cover requirements for open centrally cleared interest rate swap contracts at March 31, 2017.

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$15,383,113	$—
Commercial Mortgage-Backed Securities	—	1,134,000	—
Corporate Bonds
Belgium	—	14,625,283	—
Bermuda	—	774,484	—
Canada	—	8,653,218	—
Denmark	—	7,892,132	—
France	—	26,069,872	—

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Level 1	Level 2	Level 3
Germany	$—	$24,246,771	$—
Hong Kong	—	2,585,863	—
Ireland	—	3,837,027	—
Italy	—	11,236,761	—
Japan	—	3,845,109	—
Mexico	—	4,066,147	—
Netherlands	—	14,485,641	—
Spain	—	8,355,600	—
Sweden	—	7,093,355	—
Switzerland	—	11,176,664	—
United Kingdom	—	60,727,500	—
United States	—	501,474,199	—
Foreign Government Bonds	—	878,069,656	—
Municipal Bonds	—	10,917,664	—
U.S. Government Agency Obligations	—	204,232,430	—
U.S. Treasury Obligations	—	122,980,243	—
Unaffiliated Fund	50,017,044	—	—
Affiliated Mutual Fund	30,689,624	—	—
Options Purchased	—	535,652	—
Other Financial Instruments*
Futures Contracts	(2,647,297)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(5,226,681)	—
OTC Credit Default Swap Agreements	—	358,978	—
Centrally Cleared Credit Default Swap Agreements	—	(61,524)	—
Centrally Cleared Interest Rate Swap Agreements	—	(239,760)	—
OTC Interest Rate Swap Agreements	—	(15,407)	—

Total	$78,059,371	$1,939,213,990	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2017 were as follows:

Foreign Government Bonds	43.9%
U.S. Government Agency Obligations	10.2
Banks	8.5
U.S. Treasury Obligations	6.2
Agriculture	4.0
Auto Manufacturers	3.3
Electric	3.2
Oil & Gas	2.7
Unaffiliated Fund	2.5
Media	2.3
Insurance	2.0
Telecommunications	2.0
Affiliated Mutual Funds (1.5% represents investments purchased with collateral from securities on loan)	1.6
Diversified Financial Services	1.2
Healthcare-Services	1.0
Pipelines	1.0
Beverages	0.9
Non-Residential Mortgage-Backed Securities	0.8
Foods	0.6

Municipal Bonds	0.5%
Software	0.4
Building Materials	0.3
Pharmaceuticals	0.3
Semiconductors	0.3
Environmental Control	0.2
Miscellaneous Manufacturing	0.2
Packaging & Containers	0.2
Retail	0.2
Trucking & Leasing	0.1
Advertising	0.1
Auto Parts & Equipment	0.1
Chemicals	0.1
Holding Companies-Diversified	0.1
Mining	0.1
Real Estate Investment Trusts (REITs)	0.1
Transportation	0.1
Commercial Mortgage-Backed Securities	0.1
Options Purchased	0.0 *

101.4
Liabilities in excess of other assets	(1.4)

100.0%

* Less than+/-0.05%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Derivative Fair Value at 03/31/17
Credit contracts	$372,488
Foreign exchange contracts	(5,226,681)
Interest rate contracts	(2,441,846)

Total	$(7,296,039)

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 86.6%
COMMON STOCKS — 86.2%
Aerospace & Defense — 0.9%
Cobham PLC (United Kingdom)	2,101,770	$3,504,080
Cubic Corp.	49,745	2,626,536
Leonardo SpA (Italy)*	304,558	4,318,804
Lockheed Martin Corp.	29,645	7,933,002

		18,382,422

Air Freight & Logistics — 0.8%
Deutsche Post AG (Germany)	75,477	2,583,098
Forward Air Corp.	30,870	1,468,486
United Parcel Service, Inc. (Class B Stock)	114,786	12,316,538

		16,368,122

Airlines — 0.2%
American Airlines Group, Inc.(a)	77,123	3,262,303

Auto Components — 0.3%
NGK Spark Plug Co. Ltd. (Japan)	83,640	1,917,985
Toyo Tire & Rubber Co. Ltd. (Japan)	310,000	5,581,680

		7,499,665

Automobiles — 0.5%
Harley-Davidson, Inc.(a)	88,951	5,381,536
Maruti Suzuki India Ltd. (India)	57,946	5,368,551

		10,750,087

Banks — 8.0%
1st Source Corp.	23,705	1,112,950
Banc of California, Inc.(a)	51,320	1,062,323
Bank of America Corp.	295,181	6,963,320
Bank of Ireland (Ireland)*	11,510,020	2,879,273
BNP Paribas SA (France)	102,440	6,816,795
CaixaBank SA (Spain)	602,125	2,588,836
Citigroup, Inc.	70,818	4,236,333
FCB Financial Holdings, Inc. (Class A Stock)*	19,990	990,505
First Citizens BancShares, Inc. (Class A Stock)	6,534	2,191,308
First Midwest Bancorp, Inc.	96,680	2,289,382
First Republic Bank	50,990	4,783,372
Great Western Bancorp, Inc.	59,010	2,502,614
Hancock Holding Co.	71,580	3,260,469
HDFC Bank Ltd. (India)	225,243	5,008,020
Huntington Bancshares, Inc.	264,929	3,547,399
ICICI Bank Ltd. (India)	638,088	2,725,636
IndusInd Bank Ltd. (India)	144,885	3,179,925
ING Groep NV (Netherlands)	190,838	2,882,478
International Bancshares Corp.	62,921	2,227,403
JPMorgan Chase & Co.	195,433	17,166,835
M&T Bank Corp.(a)	134,880	20,869,982
MB Financial, Inc.	58,100	2,487,842
Mitsubishi UFJ Financial Group, Inc. (Japan)	371,700	2,341,401
Mizuho Financial Group, Inc. (Japan)	960,100	1,762,338
Nordea Bank AB (Sweden)	269,901	3,079,257
PNC Financial Services Group, Inc. (The)	303,218	36,458,932
Sberbank of Russia PJSC (Russia)	1,665,522	4,728,384
Sberbank of Russia PJSC (Russia), ADR	462,100	5,328,013
Webster Financial Corp.(a)	55,905	2,797,486

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Wells Fargo & Co.	247,240	$13,761,378

		172,030,189

Beverages — 0.7%
Anheuser-Busch InBev SA/NV (Belgium)	24,206	2,652,387
C&C Group PLC (Ireland)	398,645	1,546,754
Coca-Cola Co. (The)	216,628	9,193,692
Monster Beverage Corp.*	53,913	2,489,163

		15,881,996

Building Products — 0.8%
Cie de Saint-Gobain (France)	86,218	4,423,586
Lennox International, Inc.	56,709	9,487,416
Tyman PLC (United Kingdom)	547,598	2,214,277

		16,125,279

Capital Markets — 2.4%
Affiliated Managers Group, Inc.	12,900	2,114,825
Ares Capital Corp.(a)	76,295	1,326,007
Banca Generali SpA (Italy)	121,572	3,177,637
BlackRock, Inc.	48,910	18,757,474
FactSet Research Systems, Inc.	32,089	5,291,797
Guotai Junan Securities Co. Ltd. (China) (Class H Stock)*	333,800	680,357
Intercontinental Exchange, Inc.	157,090	9,404,978
Julius Baer Group Ltd. (Switzerland)*	68,969	3,445,418
Moody’s Corp.	16,371	1,834,207
MSCI, Inc.	24,114	2,343,640
Solar Capital Ltd.	60,093	1,358,703
UBS Group AG (Switzerland)	157,186	2,512,557

		52,247,600

Chemicals — 1.4%
Agrium, Inc. (Canada), NYSE	25,907	2,475,414
Agrium, Inc. (Canada), TSX(a)	19,121	1,824,896
Akzo Nobel NV (Netherlands)	29,929	2,477,645
Dow Chemical Co. (The)	39,171	2,488,925
Platform Specialty Products Corp.*(a)	378,667	4,930,244
Praxair, Inc.	50,796	6,024,406
Sensient Technologies Corp.	30,075	2,383,745
Sherwin-Williams Co. (The)	13,790	4,277,520
UPL Ltd. (India)	230,145	2,576,604

		29,459,399

Commercial Services & Supplies — 1.9%
ACCO Brands Corp.*	181,865	2,391,525
Cintas Corp.	53,004	6,707,126
Clean Harbors, Inc.*(a)	129,184	7,185,214
Essendant, Inc.	95,845	1,452,052
Matthews International Corp. (Class A Stock)	36,775	2,487,829
Steelcase, Inc. (Class A Stock)	86,680	1,451,890
UniFirst Corp.	62,599	8,854,629
Waste Connections, Inc. (Canada)	62,865	5,545,949
Waste Management, Inc.	51,400	3,748,088

		39,824,302

Communications Equipment — 1.4%
Cisco Systems, Inc.	439,577	14,857,703
Motorola Solutions, Inc.	117,529	10,133,350

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment (cont’d.)
Nokia OYJ (Finland)	930,945	$5,003,699

		29,994,752

Construction & Engineering — 0.2%
Primoris Services Corp.	68,850	1,598,697
Vinci SA (France)	36,326	2,884,607

		4,483,304

Construction Materials — 0.7%
Buzzi Unicem SpA (Italy)	116,671	2,982,293
CRH PLC (Ireland)	123,051	4,333,747
Ibstock PLC (United Kingdom), 144A	835,954	2,176,712
LafargeHolcim Ltd. (Switzerland)*	76,064	4,487,731

		13,980,483

Consumer Finance — 0.9%
American Express Co.	160,339	12,684,418
Capital One Financial Corp.	60,523	5,244,923
Credit Acceptance Corp.*	5,048	1,006,622

		18,935,963

Containers & Packaging — 2.4%
Ball Corp.	116,161	8,626,116
Graphic Packaging Holding Co.	550,469	7,084,536
Greif, Inc. (Class A Stock)	53,300	2,936,297
International Paper Co.	296,317	15,046,977
Multi Packaging Solutions International Ltd.*(a)	79,470	1,426,487
RPC Group PLC (United Kingdom)	531,595	5,202,189
Silgan Holdings, Inc.	57,159	3,392,958
Smurfit Kappa Group PLC (Ireland)	71,103	1,878,744
Vidrala SA (Spain)	59,697	3,090,398
WestRock Co.	62,994	3,277,578

		51,962,280

Diversified Consumer Services — 0.5%
Kroton Educacional SA (Brazil)	1,391,644	5,898,906
New Oriental Education & Technology Group, Inc. (China), ADR*	82,549	4,984,309

		10,883,215

Diversified Financial Services — 0.8%
Ackermans & van Haaren NV (Belgium)	12,905	2,027,208
Berkshire Hathaway, Inc. (Class B Stock)*	38,337	6,390,011
Cerved Information Solutions SpA (Italy)	891,918	8,620,671

		17,037,890

Diversified Telecommunication Services — 1.3%
BT Group PLC (United Kingdom)	955,082	3,813,750
Hellenic Telecommunications Organization SA (Greece)	213,078	2,001,904
KT Corp. (South Korea), ADR	119,711	2,014,736
Nippon Telegraph & Telephone Corp. (Japan)	269,485	11,521,379
Telecom Italia SpA (Italy)*	1,943,283	1,749,322
Telecom Italia SpA (Italy), (RSP)*	1,142,325	833,993
Verizon Communications, Inc.	135,947	6,627,416

		28,562,500

Electric Utilities — 1.3%
Avangrid, Inc.	146,817	6,274,959

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Edison International	28,693	$2,284,250
NextEra Energy, Inc.	74,550	9,569,984
Power Assets Holdings Ltd. (Hong Kong)	900,755	7,769,750
Westar Energy, Inc.	18,415	999,382

		26,898,325

Electrical Equipment — 1.1%
AMETEK, Inc.	75,525	4,084,391
Babcock & Wilcox Enterprises, Inc.*	71,440	667,250
Eaton Corp. PLC	177,731	13,178,754
Legrand SA (France)	40,435	2,434,097
Schneider Electric SE (France)	24,663	1,811,965
Thermon Group Holdings, Inc.*	97,914	2,040,528

		24,216,985

Electronic Equipment, Instruments & Components — 0.8%
Belden, Inc.	51,225	3,544,258
CTS Corp.	65,020	1,384,925
Keysight Technologies, Inc.*	64,180	2,319,465
Largan Precision Co. Ltd. (Taiwan)	21,000	3,307,498
Samsung SDI Co. Ltd. (South Korea)	35,473	4,379,260
ScanSource, Inc.*	35,770	1,403,973

		16,339,379

Energy Equipment & Services — 0.1%
Era Group, Inc.*	42,580	564,611
SEACOR Holdings, Inc.*(a)	29,820	2,063,246

		2,627,857

Equity Real Estate Investment Trusts (REITs) — 2.4%
American Tower Corp.	62,767	7,628,701
Brixmor Property Group, Inc.	84,100	1,804,785
Corporate Office Properties Trust	51,330	1,699,023
DiamondRock Hospitality Co.	106,620	1,188,813
Education Realty Trust, Inc.(a)	33,110	1,352,544
Equinix, Inc.	10,257	4,106,595
Grivalia Properties REIC AE (Greece)	127,014	1,111,425
Hibernia REIT PLC (Ireland)	2,076,317	2,756,019
ICADE (France)	27,559	2,015,948
Park Hotels & Resorts, Inc.	67,700	1,737,859
Public Storage	54,857	12,008,746
Ramco-Gershenson Properties Trust	133,880	1,876,998
STORE Capital Corp.	172,002	4,107,408
Summit Hotel Properties, Inc.	98,111	1,567,814
Weyerhaeuser Co.	216,630	7,361,087

		52,323,765

Food & Staples Retailing — 1.1%
Costco Wholesale Corp.	91,667	15,371,639
Smart & Final Stores, Inc.*(a)	203,900	2,467,190
Wal-Mart de Mexico SAB de CV (Mexico)	2,416,900	5,576,791

		23,415,620

Food Products — 1.6%
CJ CheilJedang Corp. (South Korea)	14,189	4,478,934
Cranswick PLC (United Kingdom)	241,465	7,727,349
Ebro Foods SA (Spain)	136,608	2,760,274
Greencore Group PLC (Ireland)	1,132,076	3,482,182
Hershey Co. (The)	39,651	4,331,872
Ingredion, Inc.	47,485	5,718,619

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Pinnacle Foods, Inc.	57,532	$3,329,377
Post Holdings, Inc.*(a)	27,630	2,418,178

		34,246,785

Gas Utilities — 0.8%
ENN Energy Holdings Ltd. (China)	640,000	3,605,283
New Jersey Resources Corp.	20,680	818,928
Rubis SCA (France)	23,657	2,316,210
Spire, Inc.	23,065	1,556,888
UGI Corp.	127,189	6,283,137
WGL Holdings, Inc.	23,200	1,914,696

		16,495,142

Health Care Equipment & Supplies — 2.0%
Align Technology, Inc.*	42,032	4,821,491
Baxter International, Inc.	43,756	2,269,186
ConvaTec Group PLC (United Kingdom), 144A*	45,856	159,964
Haemonetics Corp.*	64,020	2,597,291
ICU Medical, Inc.*	12,830	1,959,141
Medtronic PLC	175,924	14,172,437
Natus Medical, Inc.*	26,590	1,043,658
STERIS PLC(a)	176,267	12,243,506
Zimmer Biomet Holdings, Inc.	21,871	2,670,668

		41,937,342

Health Care Providers & Services — 3.0%
Acadia Healthcare Co., Inc.*(a)	44,555	1,942,597
AmerisourceBergen Corp.(a)	81,728	7,232,927
Cardinal Health, Inc.	123,163	10,043,943
Envision Healthcare Corp.*(a)	34,165	2,094,998
HCA Holdings, Inc.*	62,219	5,536,869
Laboratory Corp. of America Holdings*	41,539	5,959,600
McKesson Corp.	100,557	14,908,581
Quest Diagnostics, Inc.	35,659	3,501,357
UnitedHealth Group, Inc.	46,498	7,626,137
Universal Health Services, Inc. (Class B Stock)	37,020	4,607,139

		63,454,148

Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.*	181,654	2,303,373

Hotels, Restaurants & Leisure — 1.7%
Choice Hotels International, Inc.	107,737	6,744,336
Domino’s Pizza Group PLC (United Kingdom)	394,524	1,526,303
Hilton Worldwide Holdings, Inc.	120,320	7,033,907
Hyatt Hotels Corp. (Class A Stock)*(a)	73,773	3,982,267
McDonald’s Corp.	73,121	9,477,213
OPAP SA (Greece)	149,114	1,387,722
Panera Bread Co. (Class A Stock)*(a)	19,581	5,127,676
Sands China Ltd. (Hong Kong)	220,000	1,019,830

		36,299,254

Household Durables — 1.5%
Cairn Homes PLC (Ireland)*	2,718,573	4,257,769
Helen of Troy Ltd.*	11,220	1,056,923
Neinor Homes S.L.U. (Spain)*	80,230	1,425,067
Newell Brands, Inc.	117,305	5,533,277
NVR, Inc.*	6,930	14,600,678

	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
Persimmon PLC (United Kingdom)	97,582	$2,560,215
Toll Brothers, Inc.*	63,900	2,307,429
TRI Pointe Group, Inc.*	75,310	944,387

		32,685,745

Household Products — 0.5%
Colgate-Palmolive Co.	160,373	11,737,700

Independent Power & Renewable Electricity Producers — 0.0%
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	1,267,000	985,524

Industrial Conglomerates — 1.0%
3M Co.	49,385	9,448,832
Honeywell International, Inc.	58,996	7,366,831
Rheinmetall AG (Germany)	27,060	2,268,606
Siemens AG (Germany)	23,791	3,258,716

		22,342,985

Insurance — 6.6%
Alleghany Corp.*	10,118	6,219,130
American International Group, Inc.	84,686	5,286,947
Assicurazioni Generali SpA (Italy)	141,392	2,243,352
Assured Guaranty Ltd.	37,175	1,379,564
Chubb Ltd.	182,977	24,930,616
CNO Financial Group, Inc.	294,790	6,043,195
Enstar Group Ltd. (Bermuda)*	11,900	2,276,469
Fairfax Financial Holdings Ltd. (Canada)	18,798	8,554,762
FNF Group(a)	148,400	5,778,696
Intact Financial Corp. (Canada)	63,231	4,497,040
Kemper Corp.	45,380	1,810,662
Markel Corp.*	13,932	13,595,682
Marsh & McLennan Cos., Inc.	167,038	12,342,438
MetLife, Inc.	194,963	10,297,946
Reinsurance Group of America, Inc.	24,520	3,113,550
T&D Holdings, Inc. (Japan)	142,100	2,059,688
Torchmark Corp.	56,505	4,353,145
White Mountains Insurance Group Ltd.	7,155	6,295,541
Willis Towers Watson PLC	91,037	11,915,833
XL Group Ltd. (Bermuda)	65,600	2,614,815
Zurich Insurance Group AG (Switzerland)	18,904	5,044,734

		140,653,805

Internet & Direct Marketing Retail — 0.8%
Amazon.com, Inc.*	5,549	4,919,409
Netflix, Inc.*	37,799	5,587,070
Priceline Group, Inc. (The)*	2,868	5,104,954
Rakuten, Inc. (Japan)	197,500	1,984,407

		17,595,840

Internet Software & Services — 1.6%
Alibaba Group Holding Ltd. (China), ADR*(a)	98,080	10,575,966
Facebook, Inc. (Class A Stock)*	42,713	6,067,382
Just Eat PLC (United Kingdom)*	485,340	3,437,534
Mimecast Ltd.*(a)	97,397	2,180,719
Tencent Holdings Ltd. (China)	126,504	3,644,520
Yandex NV (Russia) (Class A Stock)*	402,958	8,836,869

		34,742,990

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
IT Services — 2.7%
Accenture PLC (Class A Stock)	92,614	$11,102,566
Amdocs Ltd.	65,557	3,998,321
Automatic Data Processing, Inc.	129,628	13,272,611
Booz Allen Hamilton Holding Corp.	140,006	4,954,812
Computer Sciences Corp.	65,818	4,542,100
Fidelity National Information Services, Inc.	53,456	4,256,167
Forrester Research, Inc.	41,070	1,632,533
Genpact Ltd.	111,700	2,765,691
Visa, Inc. (Class A Stock)(a)	115,787	10,289,991
WNS Holdings Ltd. (India), ADR*	63,660	1,821,313

		58,636,105

Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc.*	24,965	2,245,602

Machinery — 2.2%
Albany International Corp. (Class A Stock)	57,535	2,649,487
Allison Transmission Holdings, Inc.	143,236	5,165,090
Alstom SA (France)*	107,970	3,223,333
Caterpillar, Inc.	24,143	2,239,505
CIRCOR International, Inc.(a)	27,610	1,641,138
Deere & Co.	52,203	5,682,819
ESCO Technologies, Inc.	36,660	2,129,946
Hino Motors Ltd. (Japan)	103,900	1,259,687
IDEX Corp.	73,203	6,845,213
Luxfer Holdings PLC (United Kingdom), ADR	108,205	1,315,773
Middleby Corp. (The)*	28,548	3,895,375
Mueller Industries, Inc.	81,650	2,794,880
PACCAR, Inc.	90,671	6,093,091
TriMas Corp.*(a)	138,660	2,877,195

		47,812,532

Marine — 0.3%
Irish Continental Group PLC (Ireland), UTS	1,380,382	7,297,957

Media — 0.8%
CJ E&M Corp. (South Korea)	30,952	2,352,362
DISH Network Corp. (Class A Stock)*	48,270	3,064,662
Nippon Television Holdings, Inc. (Japan)	93,600	1,618,739
SES SA (Luxembourg)	150,263	3,493,472
Viacom, Inc. (Class B Stock)	135,484	6,316,264

		16,845,499

Metals & Mining — 0.3%
Centerra Gold, Inc. (Canada)	54,300	312,362
First Quantum Minerals Ltd. (Canada)	187,200	1,989,048
Franco-Nevada Corp. (Canada)	3,364	220,376
Glencore PLC (Switzerland)*	473,904	1,859,382
Klondex Mines Ltd. (Canada)*	315,300	1,230,520
Rio Tinto PLC (United Kingdom), ADR(a)	32,302	1,314,045

		6,925,733

Multiline Retail — 0.2%
Dollar General Corp.	33,853	2,360,570
Fred’s, Inc. (Class A Stock)(a)	111,000	1,454,100

		3,814,670

Multi-Utilities — 1.1%
Centrica PLC (United Kingdom)	784,146	2,135,215

	Shares	Value
COMMON STOCKS (Continued)
Multi-Utilities (cont’d.)
Dominion Resources, Inc.(a)	122,200	$9,479,054
E.ON SE (Germany)	550,110	4,373,448
National Grid PLC (United Kingdom)	176,944	2,244,936
Sempra Energy	49,869	5,510,525

		23,743,178

Oil, Gas & Consumable Fuels — 3.7%
BP PLC (United Kingdom)	380,124	2,188,034
Canadian Natural Resources Ltd. (Canada)	73,627	2,414,229
Chevron Corp.	123,594	13,270,288
Diamondback Energy, Inc.*	22,164	2,298,739
Dorian LPG Ltd.*(a)	90,290	950,754
EOG Resources, Inc.	45,100	4,399,505
Marathon Oil Corp.	131,734	2,081,396
Phillips 66	111,456	8,829,544
Pioneer Natural Resources Co.	22,044	4,105,254
Raging River Exploration, Inc. (Canada)*	564,100	3,957,629
Repsol SA (Spain)	141,660	2,194,731
Resolute Energy Corp.*(a)	26,560	1,073,024
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	119,143	3,275,165
RSP Permian, Inc.*	35,140	1,455,850
Scorpio Tankers, Inc. (Monaco)(a)	350,740	1,557,286
Suncor Energy, Inc. (Canada)	331,118	10,181,879
TOTAL SA (France)	60,130	3,040,387
TransCanada Corp. (Canada), (NYSE)(a)	100,773	4,650,674
Valero Energy Corp.	37,833	2,507,950
World Fuel Services Corp.	84,957	3,079,691
YPF SA (Argentina), ADR	109,831	2,666,697

		80,178,706

Paper & Forest Products — 0.4%
Deltic Timber Corp.(a)	25,665	2,004,950
KapStone Paper and Packaging Corp.	200,013	4,620,300
Neenah Paper, Inc.	15,590	1,164,573

		7,789,823

Personal Products — 0.7%
Unilever NV (United Kingdom)(a)	241,576	12,001,496
Unilever NV (United Kingdom), CVA	63,503	3,152,880

		15,154,376

Pharmaceuticals — 4.4%
AstraZeneca PLC (United Kingdom)	108,218	6,653,990
Bristol-Myers Squibb Co.	554,613	30,159,855
Eisai Co. Ltd. (Japan)(a)	49,980	2,595,571
Eli Lilly & Co.	139,067	11,696,925
Hikma Pharmaceuticals PLC (Jordan)	105,230	2,613,829
Merck & Co., Inc.	343,682	21,837,554
Novartis AG (Switzerland)	42,684	3,169,610
Ono Pharmaceutical Co. Ltd. (Japan)(a)	265,255	5,500,798
Phibro Animal Health Corp. (Class A Stock)	38,960	1,094,776
Roche Holding AG (Switzerland)	20,563	5,258,652
Zoetis, Inc.	56,800	3,031,416

		93,612,976

Professional Services — 0.5%
FTI Consulting, Inc.*	67,880	2,794,620
Huron Consulting Group, Inc.*	40,530	1,706,313
ICF International, Inc.*	3,300	136,290

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Professional Services (cont’d.)
Mistras Group, Inc.*	76,830	$1,642,625
TransUnion*	117,505	4,506,317

		10,786,165

Real Estate Management & Development — 0.5%
BR Malls Participacoes SA (Brazil)*	574,100	2,649,890
Daito Trust Construction Co. Ltd. (Japan)	55,058	7,570,294
Tricon Capital Group, Inc. (Canada)*	156,200	1,270,883

		11,491,067

Road & Rail — 3.1%
AMERCO	10,686	4,073,396
Canadian National Railway Co. (Canada)	295,078	21,780,544
DSV A/S (Denmark)	87,138	4,507,052
Genesee & Wyoming, Inc. (Class A Stock)*	120,546	8,180,252
Kansas City Southern	23,035	1,975,482
Knight Transportation, Inc.(a)	87,442	2,741,307
Localiza Rent a Car SA (Brazil)	285,430	3,820,200
Union Pacific Corp.	186,335	19,736,603

		66,814,836

Semiconductors & Semiconductor Equipment — 1.5%
Cavium, Inc.*(a)	26,608	1,906,729
Intel Corp.	356,177	12,847,304
Maxim Integrated Products, Inc.	57,768	2,597,249
Microchip Technology, Inc.(a)	39,389	2,906,120
QUALCOMM, Inc.	79,237	4,543,450
Skyworks Solutions, Inc.	44,244	4,335,027
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	362,000	2,269,969

		31,405,848

Software — 2.5%
Descartes Systems Group, Inc. (The) (Canada)*	156,500	3,585,784
DuzonBizon Co. Ltd. (South Korea)	66,371	1,469,214
Microsoft Corp.	449,347	29,593,993
NHN Entertainment Corp. (South Korea)*	16,805	900,495
ServiceNow, Inc.*	38,453	3,363,484
SS&C Technologies Holdings, Inc.(a)	235,639	8,341,621
Workday, Inc. (Class A Stock)*(a)	78,957	6,575,539

		53,830,130

Specialty Retail — 2.0%
Advance Auto Parts, Inc.(a)	68,481	10,152,993
AutoZone, Inc.*(a)	2,278	1,647,108
CarMax, Inc.*(a)	34,096	2,019,165
Cato Corp. (The) (Class A Stock)	47,860	1,051,006
CST Brands, Inc.	9,840	473,206
DSW, Inc. (Class A Stock)(a)	39,640	819,755
Home Depot, Inc. (The)	64,002	9,397,414
Lowe’s Cos., Inc.	101,609	8,353,276
Stage Stores, Inc.(a)	103,375	267,741
TJX Cos., Inc. (The)(a)	116,146	9,184,826

		43,366,490

Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	27,030	3,883,130
Catcher Technology Co. Ltd. (Taiwan)	706,080	6,978,247
Diebold Nixdorf, Inc.(a)	59,010	1,811,607

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Samsung Electronics Co. Ltd. (South Korea)	2,559	$4,709,623
Western Digital Corp.	38,700	3,193,911

		20,576,518

Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc. (Class B Stock)	304,179	16,951,896

Thrifts & Mortgage Finance — 0.3%
Indiabulls Housing Finance Ltd. (India)	250,374	3,846,924
Northwest Bancshares, Inc.(a)	135,140	2,275,758

		6,122,682

Tobacco — 1.2%
British American Tobacco PLC (United Kingdom)	171,386	11,370,759
Philip Morris International, Inc.	129,779	14,652,049

		26,022,808

Trading Companies & Distributors — 0.8%
Fastenal Co.	157,603	8,116,555
GATX Corp.(a)	36,520	2,226,259
MSC Industrial Direct Co., Inc. (Class A Stock)	33,035	3,394,677
Rexel SA (France)	237,628	4,305,268

		18,042,759

Transportation Infrastructure — 0.2%
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	2,849,040	4,092,668

Water Utilities — 0.2%
Guangdong Investment Ltd. (China)	2,452,635	3,497,262

Wireless Telecommunication Services — 0.6%
KDDI Corp. (Japan)	174,350	4,585,544
Millicom International Cellular SA (Luxembourg), SDR	56,651	3,158,906
NTT DOCOMO, Inc. (Japan)	149,840	3,499,101
SoftBank Group Corp. (Japan)	32,800	2,326,017

		13,569,568

TOTAL COMMON STOCKS (cost $1,599,330,159)		1,849,602,169

PREFERRED STOCKS — 0.4%
Banks — 0.3%
Itau Unibanco Holding SA (Brazil) (PRFC)	408,700	4,960,902
Itau Unibanco Holding SA (Brazil) (PRFC), ADR	161,500	1,949,305

		6,910,207

Water Utilities — 0.1%
Cia de Saneamento do Parana (Brazil) (PRFC)	187,800	659,873

TOTAL PREFERRED STOCKS (cost $7,245,008)		7,570,080

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BOND — 0.0%
Machinery — 0.0%
Mueller Industries, Inc.,
Sub. Notes
6.000%	03/01/27	408	$404,940

(cost $407,999)

TOTAL LONG-TERM INVESTMENTS (cost $1,606,983,166)			1,857,577,189

		Shares
SHORT-TERM INVESTMENTS — 21.1%
AFFILIATED MUTUAL FUND — 7.6%
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $163,719,245; includes $163,557,591 of cash collateral for securities on loan)(b)(w)		163,678,706	163,711,441

UNAFFILIATED FUND — 12.2%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (cost $261,125,617)		261,125,617	261,125,617

		Notional Amount (000)#
OPTIONS PURCHASED* — 1.3%
Put Options
S&P 500 Index,
expiring 06/16/17, Strike Price $2,100.00		288	1,941,975
expiring 09/15/17, Strike Price $2,025.00		185	2,956,800
expiring 12/15/17, Strike Price $1,975.00		185	4,546,079
expiring 03/16/18, Strike Price $2,175.00		253	18,539,575

TOTAL OPTIONS PURCHASED (cost $64,111,352)			27,984,429

TOTAL SHORT-TERM INVESTMENTS (cost $488,956,214)			452,821,487

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 107.7% (cost $2,095,939,380)			2,310,398,676

	Notional Amount (000)#	Value
OPTIONS WRITTEN* — (0.6)%
Put Options
S&P 500 Index,
expiring 06/16/17, Strike Price $1,950.00	216	$(615,031)
expiring 09/15/17, Strike Price $1,800.00	185	(1,110,648)
expiring 12/15/17, Strike Price $1,750.00	185	(2,060,521)
expiring 03/16/18, Strike Price $1,950.00	253	(9,124,255)

TOTAL OPTIONS WRITTEN (premiums received $30,911,821)		(12,910,455)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 107.1% (cost $2,065,027,559)		2,297,488,221
Liabilities in excess of other assets(z) — (7.1)%		(152,056,329)

NET ASSETS — 100.0%		$2,145,431,892

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $159,201,283; cash collateral of $163,557,591 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Short Position:
1,196	S&P 500 E-Mini Index	Jun. 2017	$141,645,270	$141,080,160	$565,110

Cash of $5,980,000 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at March 31, 2017.

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$10,559,538	$7,822,884	$—
Air Freight & Logistics	13,785,024	2,583,098	—
Airlines	3,262,303	—	—
Auto Components	—	7,499,665	—
Automobiles	5,381,536	5,368,551	—
Banks	134,037,846	37,992,343	—
Beverages	11,682,855	4,199,141	—
Building Products	9,487,416	6,637,863	—
Capital Markets	42,431,631	9,815,969	—
Chemicals	24,405,150	5,054,249	—
Commercial Services & Supplies	39,824,302	—	—
Communications Equipment	24,991,053	5,003,699	—
Construction & Engineering	1,598,697	2,884,607	—
Construction Materials	—	13,980,483	—
Consumer Finance	18,935,963	—	—
Containers & Packaging	41,790,949	10,171,331	—
Diversified Consumer Services	10,883,215	—	—
Diversified Financial Services	6,390,011	10,647,879	—
Diversified Telecommunication Services	8,642,152	19,920,348	—
Electric Utilities	19,128,575	7,769,750	—
Electrical Equipment	19,970,923	4,246,062	—
Electronic Equipment, Instruments & Components	8,652,621	7,686,758	—
Energy Equipment & Services	2,627,857	—	—
Equity Real Estate Investment Trusts (REITs)	46,440,373	5,883,392	—
Food & Staples Retailing	23,415,620	—	—
Food Products	15,798,046	18,448,739	—
Gas Utilities	10,573,649	5,921,493	—
Health Care Equipment & Supplies	41,777,378	159,964	—
Health Care Providers & Services	63,454,148	—	—
Health Care Technology	2,303,373	—	—
Hotels, Restaurants & Leisure	32,365,399	3,933,855	—
Household Durables	25,867,761	6,817,984	—
Household Products	11,737,700	—	—
Independent Power & Renewable Electricity Producers	—	985,524	—
Industrial Conglomerates	16,815,663	5,527,322	—
Insurance	131,306,031	9,347,774	—
Internet & Direct Marketing Retail	15,611,433	1,984,407	—
Internet Software & Services	27,660,936	7,082,054	—
IT Services	58,636,105	—	—
Life Sciences Tools & Services	2,245,602	—	—
Machinery	43,329,512	4,483,020	—
Marine	—	7,297,957	—
Media	9,380,926	7,464,573	—
Metals & Mining	5,066,351	1,859,382	—
Multiline Retail	3,814,670	—	—
Multi-Utilities	14,989,579	8,753,599	—
Oil, Gas & Consumable Fuels	69,480,389	10,698,317	—
Paper & Forest Products	7,789,823	—	—
Personal Products	12,001,496	3,152,880	—

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Level 1	Level 2	Level 3
Pharmaceuticals	$67,820,526	$25,792,450	$—
Professional Services	10,786,165	—	—
Real Estate Management & Development	3,920,773	7,570,294	—
Road & Rail	62,307,784	4,507,052	—
Semiconductors & Semiconductor Equipment	29,135,879	2,269,969	—
Software	51,460,421	2,369,709	—
Specialty Retail	43,366,490	—	—
Technology Hardware, Storage & Peripherals	8,888,648	11,687,870	—
Textiles, Apparel & Luxury Goods	16,951,896	—	—
Thrifts & Mortgage Finance	2,275,758	3,846,924	—
Tobacco	14,652,049	11,370,759	—
Trading Companies & Distributors	13,737,491	4,305,268	—
Transportation Infrastructure	—	4,092,668	—
Water Utilities	—	3,497,262	—
Wireless Telecommunication Services	—	13,569,568	—
Preferred Stocks
Banks	6,910,207	—	—
Water Utilities	659,873	—	—
Corporate Bond	—	404,940	—
Affiliated Mutual Fund	163,711,441	—	—
Unaffiliated Fund	261,125,617	—	—
Options Purchased	27,984,429	—	—
Options Written	(12,910,455)	—	—
Other Financial Instruments*
Futures Contracts	565,110	—	—

Total	$1,923,681,682	$374,371,649	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Equity contracts	$15,639,084

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 74.3%
COMMON STOCKS — 50.5%
Australia — 0.9%
Alumina Ltd.	8,038	$10,998
BHP Billiton Ltd.	2,200	40,010
BHP Billiton PLC	1,366	21,069
Newcrest Mining Ltd.	1,591	27,119
Oil Search Ltd.	1,316	7,256
Origin Energy Ltd.	1,201	6,460
Santos Ltd.	1,319	3,828
South32 Ltd.	19,062	40,186
Woodside Petroleum Ltd.	342	8,378

		165,304

Austria — 0.1%
voestalpine AG	526	20,687

Belgium — 0.2%
Galapagos NV, ADR*	96	8,274
UCB SA	294	22,805

		31,079

Brazil — 0.1%
Banco do Brasil SA	825	8,884
BM&F Bovespa SA	743	4,578
Cia Siderurgica Nacional SA*	294	860
Vale SA	413	3,950

		18,272

Canada — 2.0%
Agnico Eagle Mines Ltd.	539	22,875
Barrick Gold Corp.	1,074	20,395
Canadian Natural Resources Ltd.	443	14,526
Cenovus Energy, Inc.	1,288	14,554
Crescent Point Energy Corp.	1,428	15,451
Eldorado Gold Corp.	1,785	6,087
Encana Corp.	812	9,509
Franco-Nevada Corp.	356	23,322
Goldcorp, Inc.	1,646	24,015
Husky Energy, Inc.*	1,155	13,119
Kelt Exploration Ltd.*	5,299	26,618
Kinross Gold Corp.*	2,072	7,273
Peyto Exploration & Development Corp.	347	7,136
Raging River Exploration, Inc.*	3,644	25,566
Seven Generations Energy Ltd. (Class A Stock)*	1,503	27,464
Silver Wheaton Corp.	752	15,672
Suncor Energy, Inc.	495	15,221
Teck Resources Ltd. (Class B Stock)	158	3,460
Tidewater Midstream and Infrastructure Ltd.	4,975	5,499
Tourmaline Oil Corp.*	328	7,287
Turquoise Hill Resources Ltd.*	9,102	27,943
Vermilion Energy, Inc.	466	17,480

		350,472

China — 1.3%
AAC Technologies Holdings, Inc.	957	11,206
Alibaba Group Holding Ltd., ADR*	845	91,116
Aluminum Corp. of China Ltd. (Class H Stock)*	33,031	16,165
China Lodging Group Ltd., ADR*	225	13,961
Geely Automobile Holdings Ltd.	6,002	9,198

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
NetEase, Inc., ADR	31	$8,804
Semiconductor Manufacturing International Corp.*	7,000	8,677
Silergy Corp.	1,200	22,143
SINA Corp.*	56	4,039
Tencent Holdings Ltd.	360	10,371
Weibo Corp., ADR*	77	4,018
Zijin Mining Group Co. Ltd. (Class H Stock)	65,260	24,220

		223,918

Denmark — 0.1%
Genmab A/S*	136	26,170

France — 0.1%
Essilor International SA	164	19,911

Germany — 0.3%
Deutsche Bank AG*	1,338	22,960
KION Group AG	90	5,875
STADA Arzneimittel AG	48	2,940
thyssenkrupp AG	843	20,652

		52,427

Hong Kong — 0.3%
Melco Crown Entertainment Ltd., ADR	473	8,769
Sino Biopharmaceutical Ltd.	5,000	4,118
Tongda Group Holdings Ltd.	95,189	33,603

		46,490

Israel — 0.5%
Radware Ltd.*	958	15,481
Teva Pharmaceutical Industries Ltd., ADR	351	11,264
Tower Semiconductor Ltd.*	1,708	39,369
Wix.com Ltd.*	356	24,172

		90,286

Italy — 0.1%
Eni SpA	927	15,178
Saipem SpA*	11,231	5,101
UniCredit SpA	377	5,812

		26,091

Japan — 12.0%
Aeon Delight Co. Ltd.	885	27,878
Alpine Electronics, Inc.	1,285	18,494
Alps Electric Co. Ltd.	1,080	30,623
Aoyama Trading Co. Ltd.	644	22,147
Asahi Group Holdings Ltd.	678	25,672
Astellas Pharma, Inc.	2,832	37,351
Bandai Namco Holdings, Inc.	659	19,754
Bridgestone Corp.	1,016	41,243
Casio Computer Co. Ltd.	1,341	18,696
Chugai Pharmaceutical Co. Ltd.	248	8,537
Daicel Corp.	1,660	20,045
Daifuku Co. Ltd.	491	12,281
Daito Trust Construction Co. Ltd.	234	32,174
DeNA Co. Ltd.	688	14,006
Eisai Co. Ltd.	550	28,563
Fuji Heavy Industries Ltd.	992	36,385
Harmonic Drive Systems, Inc.	182	5,734
Hazama Ando Corp.	6,424	43,237

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Hikari Tsushin, Inc.	275	$26,851
HIS Co. Ltd.	951	22,291
Hitachi Metals Ltd.	1,475	20,747
Hosiden Corp.	1,892	17,803
Inpex Corp.	822	8,106
Isuzu Motors Ltd.	2,347	31,084
ITOCHU Corp.	3,547	50,496
Japan Airlines Co. Ltd.	1,019	32,353
Japan Petroleum Exploration Co. Ltd.	1,042	23,921
Japan Tobacco, Inc.	1,049	34,142
JFE Holdings, Inc.	132	2,270
JGC Corp.	1,134	19,749
JSR Corp.	1,730	29,272
Kaken Pharmaceutical Co. Ltd.	464	26,269
KDDI Corp.	1,295	34,060
Kinden Corp.	2,240	31,367
Kobe Steel Ltd.*	628	5,746
LaSalle Logiport REIT	34	31,505
Maruichi Steel Tube Ltd.	635	18,122
Medipal Holdings Corp.	1,840	28,910
Mitsubishi Materials Corp.	982	29,807
Mitsubishi UFJ Financial Group, Inc.	11,376	71,659
MS&AD Insurance Group Holdings, Inc.	1,682	53,724
Nexon Co. Ltd.	1,270	20,196
Nintendo Co. Ltd.	155	35,966
Nippo Corp.	1,417	26,938
Nippon Steel & Sumitomo Metal Corp.	883	20,400
Nippon Telegraph & Telephone Corp.	1,824	77,982
Nippon Television Holdings, Inc.	2,664	46,072
Olympus Corp.	400	15,439
Ono Pharmaceutical Co. Ltd.	1,925	39,920
Recruit Holdings Co. Ltd.	438	22,402
San-In Godo Bank Ltd. (The)	2,346	18,835
Sankyo Co. Ltd.	573	19,193
Sekisui Chemical Co. Ltd.	2,172	36,616
Septeni Holdings Co. Ltd.	7,921	28,606
Shimamura Co. Ltd.	267	35,395
Shionogi & Co. Ltd.	360	18,636
SMC Corp.	106	31,425
Sony Corp.	600	20,249
Sony Financial Holdings, Inc.	1,766	28,361
Stanley Electric Co. Ltd.	248	7,090
Sumco Corp.	700	11,693
Sumitomo Metal Mining Co. Ltd.	3,113	44,519
Sumitomo Mitsui Trust Holdings, Inc.	530	18,366
Sumitomo Real Estate Sales Co. Ltd.	1,030	33,266
Suzuki Motor Corp.	662	27,495
T&D Holdings, Inc.	1,367	19,814
Tadano Ltd.	1,362	15,971
Taisei Corp.	2,905	21,245
Takeda Pharmaceutical Co. Ltd.	200	9,415
Takuma Co. Ltd.	3,292	32,324
Tokai Rika Co. Ltd.	1,118	22,572
Tokio Marine Holdings, Inc.	1,239	52,366
Tokyo Seimitsu Co. Ltd.	838	26,460
Toshiba Machine Co. Ltd.	3,775	15,335
Toyota Industries Corp.	821	40,841
TS Tech Co. Ltd.	997	26,865
TV Asahi Holdings Corp.	1,046	19,820

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Ushio, Inc.	1,257	$15,921
Yamato Kogyo Co. Ltd.	883	22,844

		2,119,927

Jordan — 0.0%
Hikma Pharmaceuticals PLC	163	4,049

Luxembourg — 0.2%
ArcelorMittal*	2,282	19,091
Tenaris SA	428	7,401

		26,492

Mexico — 0.5%
Fresnillo PLC	766	14,925
Grupo Mexico SAB de CV (Class B Stock)	15,009	45,030
Industrias Penoles SAB de CV	1,090	28,062

		88,017

Netherlands — 0.1%
ABN AMRO Group NV, CVA, 144A	327	7,929
ASML Holding NV	80	10,623

		18,552

Norway — 0.3%
Norsk Hydro ASA	4,258	24,814
Statoil ASA	1,117	19,200

		44,014

Peru — 0.0%
Cia de Minas Buenaventura SAA, ADR	352	4,238

Portugal — 0.1%
Galp Energia SGPS SA	920	13,954

Russia — 0.7%
Gazprom PJSC, ADR	1,807	8,122
LUKOIL PJSC, ADR	140	7,436
MMC Norilsk Nickel PJSC, ADR	2,409	37,857
Novatek PJSC, GDR, RegS	103	12,824
Rosneft Oil Co. PJSC, GDR, RegS	2,663	15,312
Severstal PJSC, GDR, RegS	1,332	19,221
Surgutneftegas OJSC, ADR	1,493	7,629
Tatneft PJSC, ADR	199	7,385
Yandex NV (Class A Stock)*	396	8,684

		124,470

South Africa — 0.3%
Anglo American Platinum Ltd.*	326	7,427
AngloGold Ashanti Ltd.	291	3,110
Gold Fields Ltd.	3,278	11,423
Impala Platinum Holdings Ltd.*	374	1,262
Sibanye Gold Ltd.	11,073	23,907

		47,129

South Korea — 0.4%
Hyundai Steel Co.	351	18,381
Korea Zinc Co. Ltd.	100	38,661
POSCO	74	19,220

		76,262

Spain — 0.1%
Banco Santander SA, ADR	1,598	9,700

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Sweden — 0.3%
Boliden AB	1,565	$46,583
Lundin Petroleum AB*	413	8,382

		54,965

Switzerland — 0.4%
Credit Suisse Group AG*	398	5,922
Glencore PLC*	2,634	10,335
Novartis AG	208	15,446
Roche Holding AG	146	37,337

		69,040

Taiwan — 0.3%
China Steel Corp.	25,381	21,163
Largan Precision Co. Ltd.	145	22,837

		44,000

Thailand — 0.1%
Fabrinet*	224	9,415
PTT Exploration & Production PCL	2,465	6,671

		16,086

Turkey — 0.1%
Eregli Demir ve Celik Fabrikalari TAS	14,147	22,973

United Kingdom — 1.3%
Anglo American PLC*	267	4,079
AstraZeneca PLC, ADR	1,790	55,741
BAE Systems PLC	1,434	11,541
BP PLC	880	5,065
ConvaTec Group PLC, 144A*	1,170	4,081
Just Eat PLC*	1,413	10,008
Petrofac Ltd.	847	9,784
Randgold Resources Ltd.	290	25,340
Rio Tinto Ltd.	567	26,180
Rio Tinto PLC	1,058	42,603
Smith & Nephew PLC	1,084	16,505
TechnipFMC PLC, (CHIX)*	316	10,312
TechnipFMC PLC, (XNYS)*	428	13,909

		235,148

United States — 27.3%
Abbott Laboratories	967	42,944
Acadia Healthcare Co., Inc.*	158	6,894
Aerie Pharmaceuticals, Inc.*	275	12,471
Aetna, Inc.	155	19,770
Albemarle Corp.	116	12,254
Alkermes PLC*	690	40,365
Allergan PLC	351	83,861
Alliance Data Systems Corp.	123	30,627
Alnylam Pharmaceuticals, Inc.*	140	7,175
Alphabet, Inc. (Class A Stock)*	22	18,652
Amazon.com, Inc.*	34	30,142
Ameriprise Financial, Inc.	78	10,115
Amkor Technology, Inc.*	1,039	12,042
Anadarko Petroleum Corp.	434	26,907
Analog Devices, Inc.	816	66,871
Antero Resources Corp.*	287	6,546
Anthem, Inc.	120	19,846
Apache Corp.	128	6,578
Apple, Inc.	802	115,215
Applied Materials, Inc.	195	7,586

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Applied Optoelectronics, Inc.*	479	$26,896
Arena Pharmaceuticals, Inc.*	3,080	4,497
Arista Networks, Inc.*	584	77,246
athenahealth, Inc.*	60	6,761
Autodesk, Inc.*	133	11,501
Baker Hughes, Inc.	60	3,589
BancorpSouth, Inc.	229	6,927
Bank of America Corp.	714	16,843
Baxter International, Inc.	324	16,803
Becton, Dickinson and Co.	158	28,984
Best Buy Co., Inc.	160	7,863
Biogen, Inc.*	77	21,053
Blucora, Inc.*	200	3,459
Bluebird Bio, Inc.*	94	8,545
Blueprint Medicines Corp.*	134	5,359
Boston Scientific Corp.*	2,080	51,730
Box, Inc. (Class A Stock)*	432	7,046
Bristol-Myers Squibb Co.	1,680	91,358
Broadcom Ltd.	249	54,521
Cabot Microelectronics Corp.	103	7,891
Callidus Software, Inc.*	307	6,554
Callon Petroleum Co.*	3,282	43,191
Cardinal Health, Inc.	190	15,495
Cavium, Inc.*	495	35,472
Celgene Corp.*	440	54,749
Centennial Resource Development, Inc. (Class A Stock)*	1,176	21,438
Cerner Corp.*	270	15,890
Cheesecake Factory, Inc. (The)	145	9,187
Cigna Corp.	135	19,776
Cimarex Energy Co.	536	64,047
Cisco Systems, Inc.	1,286	43,467
Citigroup, Inc.	185	11,067
Cognex Corp.	147	12,341
Coherent, Inc.*	86	17,685
Comerica, Inc.	158	10,836
Commerce Bancshares, Inc.	109	6,121
Concho Resources, Inc.*	274	35,165
ConocoPhillips	124	6,184
Continental Resources, Inc.*	253	11,491
Core Laboratories NV	41	4,736
Dave & Buster’s Entertainment, Inc.*	162	9,897
Devon Energy Corp.	262	10,931
Diamondback Energy, Inc.*	773	80,172
Ebix, Inc.	124	7,595
Edwards Lifesciences Corp.*	80	7,526
Electronic Arts, Inc.*	100	8,951
Eli Lilly & Co.	960	80,746
EMCORE Corp.	1,424	12,815
Entegris, Inc.*	585	13,689
Envision Healthcare Corp.*	178	10,915
EOG Resources, Inc.	389	37,947
EQT Corp.	381	23,279
Exelixis, Inc.*	483	10,467
Expedia, Inc.	305	38,482
Extraction Oil & Gas, Inc.*	1,017	18,865
Facebook, Inc. (Class A Stock)*	600	85,229
Federal Agricultural Mortgage Corp. (Class C Stock)	109	6,275

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Fifth Third Bancorp	314	$7,976
Finisar Corp.*	1,022	27,941
Flex Ltd.*	3,264	54,835
FormFactor, Inc.*	753	8,923
Global Payments, Inc.	762	61,478
GTY Technology Holdings, Inc., UTS*	1,720	17,750
Halliburton Co.	1,021	50,243
HCA Holdings, Inc.*	305	27,142
Helmerich & Payne, Inc.	167	11,117
Hess Corp.	166	8,003
Hub Group, Inc. (Class A Stock)*	184	8,538
HubSpot, Inc.*	298	18,044
Humana, Inc.	38	7,833
Illumina, Inc.*	130	22,183
Impinj, Inc.*	200	6,054
Incyte Corp.*	504	67,370
Inphi Corp.*	529	25,826
Intuitive Surgical, Inc.*	11	8,431
IPG Photonics Corp.*	107	12,915
Ironwood Pharmaceuticals, Inc.*	590	10,065
Itron, Inc.*	915	55,541
Johnson & Johnson	330	41,102
JPMorgan Chase & Co.	107	9,399
Keysight Technologies, Inc.*	369	13,336
Kite Pharma, Inc.*	75	5,887
Knight Transportation, Inc.	302	9,468
Lam Research Corp.	146	18,741
Laredo Petroleum, Inc.*	3,159	46,121
Las Vegas Sands Corp.	154	8,789
LendingTree, Inc.*	79	9,903
LifePoint Health, Inc.*	110	7,205
Lincoln Electric Holdings, Inc.	95	8,252
Lincoln National Corp.	138	9,032
Lumentum Holdings, Inc.*	1,810	96,564
MACOM Technology Solutions Holdings, Inc.*	841	40,620
Marathon Oil Corp.	773	12,213
Maxim Integrated Products, Inc.	256	11,510
MaxLinear, Inc. (Class A Stock)*	799	22,412
McKesson Corp.	190	28,169
Medicines Co. (The)*	420	20,538
Medtronic PLC	890	71,698
Merck & Co., Inc.	970	61,634
Microchip Technology, Inc.	804	59,319
Micron Technology, Inc.*	1,181	34,131
Microsemi Corp.*	183	9,430
Microsoft Corp.	550	36,223
MKS Instruments, Inc.	326	22,413
Moelis & Co. (Class A Stock)	184	7,084
Morgan Stanley	331	14,180
Murphy Oil Corp.	105	3,002
Mylan NV*	825	32,167
NetApp, Inc.	479	20,046
Netflix, Inc.*	518	76,566
Newfield Exploration Co.*	1,527	56,362
Newmont Mining Corp.	640	21,094
Nexstar Media Group, Inc.	137	9,611
Noble Energy, Inc.	319	10,954
Nucor Corp.	325	19,409

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
NVIDIA Corp.	555	$60,456
Oclaro, Inc.*	7,803	76,625
ON Semiconductor Corp.*	699	10,828
ONEOK, Inc.	125	6,930
Panera Bread Co. (Class A Stock)*	51	13,355
Parsley Energy, Inc. (Class A Stock)*	872	28,349
Patheon NV*	310	8,165
PayPal Holdings, Inc.*	977	42,031
Pegasystems, Inc.	245	10,743
Pioneer Natural Resources Co.	249	46,371
Plains GP Holdings LP (Class A Stock)	289	9,034
Priceline Group, Inc. (The)*	34	60,519
ProPetro Holding Corp.*	2,716	35,009
Prosperity Bancshares, Inc.	69	4,810
QEP Resources, Inc.*	2,260	28,725
Quantenna Communications, Inc.*	418	8,707
Raymond James Financial, Inc.	81	6,177
Regeneron Pharmaceuticals, Inc.*	119	46,114
Regions Financial Corp.	507	7,367
Resolute Energy Corp.*	395	15,958
Rice Energy, Inc.*	1,359	32,208
Rockwell Automation, Inc.	79	12,301
salesforce.com, Inc.*	423	34,893
Seagate Technology PLC	428	19,658
ServiceNow, Inc.*	641	56,068
Silver Spring Networks, Inc.*	471	5,318
Sinclair Broadcast Group, Inc. (Class A Stock)	291	11,786
Skyworks Solutions, Inc.	427	41,837
Square, Inc. (Class A Stock)*	472	8,156
SRC Energy, Inc.*	2,322	19,598
Stryker Corp.	260	34,229
SVB Financial Group*	33	6,141
Targa Resources Corp.	907	54,329
TE Connectivity Ltd.	134	9,990
TESARO, Inc.*	123	18,926
Tesla, Inc.*	36	10,019
Thermo Fisher Scientific, Inc.	155	23,808
TrueCar, Inc.*	624	9,653
Ultragenyx Pharmaceutical, Inc.*	225	15,251
United Rentals, Inc.*	49	6,127
UnitedHealth Group, Inc.	425	69,704
Universal Display Corp.	67	5,769
Unum Group	196	9,190
Veeva Systems, Inc. (Class A Stock)*	232	11,897
Vertex Pharmaceuticals, Inc.*	175	19,136
Viacom, Inc. (Class B Stock)	651	30,350
Viavi Solutions, Inc.*	1,270	13,614
Walgreens Boots Alliance, Inc.	140	11,627
Webster Financial Corp.	108	5,404
WellCare Health Plans, Inc.*	115	16,124
Western Digital Corp.	614	50,673
Williams Cos., Inc. (The)	155	4,586
Wintrust Financial Corp.	81	5,599
Workday, Inc. (Class A Stock)*	736	61,294
WPX Energy, Inc.*	2,505	33,542
Wynn Resorts Ltd.	76	8,710
XPO Logistics, Inc.*	203	9,722
Zendesk, Inc.*	413	11,581

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Zillow Group, Inc. (Class C Stock)*	722	$24,310

		4,806,599

TOTAL COMMON STOCKS (cost $8,268,809)		8,896,722

PREFERRED STOCKS — 0.1%
Brazil — 0.1%
Gerdau SA (PRFC)	2,700	9,401
Itau Unibanco Holding SA, ADR (PRFC)	533	6,433

		15,834

TOTAL PREFERRED STOCKS (cost $15,006)		15,834

UNAFFILIATED EXCHANGE TRADED FUNDS — 5.0%
PowerShares DB Agriculture Fund*	21,047	416,310
PowerShares DB Energy Fund*	6,146	77,378
PowerShares DB Precious Metals Fund*	10,273	390,990

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $900,797)		884,678

Interest Rate	Maturity Date	Principal Amount (000)#
FOREIGN GOVERNMENT BONDS — 18.7%
Austria Government Bond (Austria),
Sr. Unsec’d. Notes, RegS, 144A
3.900%	07/15/20	EUR	45	54,990
Canadian Government Bond (Canada),
Bonds
1.250%	08/01/17	CAD	90	67,836
3.500%	12/01/45	CAD	25	23,262
5.000%	06/01/37	CAD	15	16,244
Bonds, TIPS
4.000%	12/01/31	CAD	115	184,142
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	130	31,430
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, RegS, 144A
3.375%	04/15/20	EUR	40	47,734
French Republic Government Bond OAT (France),
Bonds, RegS
3.500%	04/25/20	EUR	55	65,515
Bonds, TIPS, RegS
1.000%	07/25/17	EUR	225	276,492
1.850%	07/25/27	EUR	105	147,255
3.150%	07/25/32	EUR	80	158,382
Ireland Government Bond (Ireland),
Bonds
4.500%	04/18/20	EUR	25	30,494
5.400%	03/13/25	EUR	25	36,217
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
1.500%	08/01/19	EUR	70	76,808
Bonds, RegS

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
5.000%	09/01/40	EUR	25	$34,440
Sr. Unsec’d. Notes, RegS, 144A
4.750%	08/01/23	EUR	75	95,992
Sr. Unsec’d. Notes, TIPS, RegS
2.600%	09/15/23	EUR	155	214,867
Kingdom of Belgium Government Bond (Belgium),
Unsec’d. Notes, RegS, 144A
2.600%	06/22/24	EUR	40	49,690
Netherlands Government Bond (Netherlands),
Bonds, RegS, 144A
2.000%	07/15/24	EUR	40	48,554
4.000%	01/15/37	EUR	15	24,848
Norway Government Bond (Norway),
Bonds, RegS, 144A
3.000%	03/14/24	NOK	580	75,160
3.750%	05/25/21	NOK	235	30,485
4.250%	05/19/17	NOK	230	26,905
Spain Government Bond (Spain),
Bonds
1.400%	01/31/20	EUR	40	44,467
Sr. Unsec’d. Notes, RegS, 144A
4.400%	10/31/23	EUR	55	71,782
Sweden Government Bond (Sweden),
Bonds
2.500%	05/12/25	SEK	315	41,052
5.000%	12/01/20	SEK	315	42,004
United Kingdom Gilt (United Kingdom),
Bonds, RegS
3.750%	09/07/21	GBP	15	21,618
5.000%	03/07/25	GBP	15	24,802
Unsec’d. Notes, RegS
3.500%	01/22/45	GBP	25	43,226
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds, TIPS, RegS
0.625%	03/22/40	GBP	80	205,328
0.750%	11/22/47	GBP	75	235,855
1.125%	11/22/37	GBP	70	198,125
1.250%	11/22/27	GBP	55	130,184
1.250%	11/22/32	GBP	65	155,195
1.250%	11/22/55	GBP	50	223,817
2.500%	07/17/24	GBP	10	46,259

TOTAL FOREIGN GOVERNMENT BONDS (cost $3,380,373)				3,301,456

TOTAL LONG-TERM INVESTMENTS (cost $12,564,985)				13,098,690

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 22.6%
AFFILIATED MUTUAL FUND — 0.0%
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $56)(w)	56	$56

UNAFFILIATED MUTUAL FUND — 22.4%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (cost $3,948,277)	3,948,277	3,948,277

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* — 0.2%
Call Options — 0.1%
CBOE Volatility Index Futures, expiring 05/17/17,
Strike Price $25.00		35	10,788
Currency Option United States Dollar vs Japanese Yen, expiring 01/15/19,
Strike Price 125.00(g)	Bank of America	1,567	13,462

			24,250

Put Options — 0.1%
Interest Rate Swap Options, Pay a fixed rate of 0.70% and receive a floating rate based on 6 Month LIBOR, expiring 11/06/17(g)	Morgan Stanley	JPY 38,890	7,974
ProShares Short Vix Short-Term Futures,
expiring 06/16/17, Strike Price $30.00		6	900
expiring 06/16/17, Strike Price $40.00		4	774

			9,648

TOTAL OPTIONS PURCHASED (cost $84,292)			33,898

TOTAL SHORT-TERM INVESTMENTS (cost $4,032,625)			3,982,231

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 96.9% (cost $16,597,610)			17,080,921

OPTIONS WRITTEN* — (0.4)%
Call Options
CBOE Volatility Index Futures, expiring 05/17/17,
Strike Price $15.00		12	(13,340)
Currency Option United States Dollar vs Japanese Yen,

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
expiring 01/15/19,
Strike Price 145.00(g)	Bank of America	1,567	$(3,097)

			(16,437)

Put Options
CBOE Volatility Index Futures, expiring 04/19/17,
Strike Price $14.50		35	(62,640)

TOTAL OPTIONS WRITTEN (premiums received $93,397)			(79,077)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 96.5% (cost $16,504,213)			17,001,844
Other assets in excess of liabilities(z) — 3.5%			617,153

NET ASSETS — 100.0%			$17,618,997

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $18,339 is approximately 0.1% of net assets.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
3	5 Year Euro-Bobl	Jun. 2017	$420,374	$421,814	$1,440
4	10 Year Euro-Bund	Jun. 2017	686,680	688,814	2,134
4	10 Year Mini Japanese Government Bonds	Jun. 2017	539,944	539,764	(180)
1	10 Year U.K. Gilt	Jun. 2017	159,970	159,845	(125)
6	10 Year U.S. Treasury Notes	Jun. 2017	747,156	747,375	219
5	20 Year U.S. Treasury Bonds	Jun. 2017	750,762	754,219	3,457
5	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	799,078	803,125	4,047
1	Amsterdam Index	Apr. 2017	108,654	109,923	1,269
1	ASX SPI 200 Index	Jun. 2017	109,710	111,697	1,987
3	CAC40 10 Euro	Apr. 2017	158,463	163,717	5,254
8	Canadian Dollar Currency	Jun. 2017	599,700	602,639	2,939
1	DAX Index	Jun. 2017	320,321	328,829	8,508
9	Euro Schatz. DUA Index	Jun. 2017	1,077,573	1,077,690	117
1	Euro-OAT	Jun. 2017	156,724	156,863	139
3	FTSE 100 Index	Jun. 2017	273,332	273,464	132
2	Hang Seng China Enterprises Index	Apr. 2017	134,614	132,381	(2,233)
4	KOSPI 200 Index	Jun. 2017	248,413	251,900	3,487
3	Mini MSCI Emerging Markets Index	Jun. 2017	140,827	144,210	3,383
7	MSCI Taiwan Stock Index	Apr. 2017	255,920	253,890	(2,030)
1	NASDAQ 100 E-Mini Index	Jun. 2017	107,335	108,770	1,435
1	Russell 2000 Mini Index	Jun. 2017	66,935	69,220	2,285
7	S&P 500 E-Mini Index	Jun. 2017	827,815	825,720	(2,095)
2	S&P Mid Cap 400 E-Mini Index	Jun. 2017	342,040	343,640	1,600
1	S&P/TSX 60 Index	Jun. 2017	135,053	137,173	2,120

					39,289

Short Positions:
4	2 Year U.S. Treasury Notes	Jun. 2017	864,688	865,812	(1,124)
9	3 Year Australian Treasury Bonds	Jun. 2017	2,077,504	2,080,557	(3,053)
2	5 Year U.S. Treasury Notes	Jun. 2017	233,703	235,453	(1,750)
1	10 Year Australian Treasury Bonds	Jun. 2017	729,985	731,847	(1,862)
1	10 Year Canadian Government Bonds	Jun. 2017	101,513	103,260	(1,747)
2	Australian Dollar Currency	Jun. 2017	151,460	152,720	(1,260)
19	BIST National 30 Index	Apr. 2017	57,362	56,814	548
5	British Pound Currency	Jun. 2017	381,521	392,375	(10,854)
4	Euro Currency	Jun. 2017	534,113	536,100	(1,987)
2	Euro STOXX 50 Index	Jun. 2017	71,454	73,097	(1,643)
3	FTSE/JSE Top 40 Index	Jun. 2017	101,223	102,342	(1,119)
22	Japanese Yen Currency	Jun. 2017	2,422,063	2,478,163	(56,100)
2	Swiss Franc Currency	Jun. 2017	247,738	251,000	(3,262)
8	TOPIX Index	Jun. 2017	1,104,788	1,086,859	17,929

					(67,284)

					$(27,995)

Cash and foreign currency of $510,271 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at March 31, 2017.

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/28/17	Morgan Stanley	AUD	92	$69,937	$70,253	$316
Expiring 04/28/17	Morgan Stanley	AUD	85	64,616	64,908	292
Expiring 04/28/17	Morgan Stanley	AUD	17	12,923	12,981	58
Expiring 04/28/17	State Street Bank	AUD	93	70,730	71,017	287
Expiring 04/28/17	State Street Bank	AUD	85	64,645	64,907	262
Expiring 04/28/17	State Street Bank	AUD	18	13,690	13,746	56
Brazilian Real,
Expiring 04/04/17	Credit Suisse First Boston Corp.	BRL	345	110,968	110,102	(866)
Expiring 04/04/17	Credit Suisse First Boston Corp.	BRL	240	77,195	76,592	(603)
Expiring 04/04/17	Morgan Stanley	BRL	190	61,473	60,636	(837)
Expiring 04/04/17	Royal Bank of Scotland Group PLC	BRL	345	108,888	110,102	1,214
Expiring 04/04/17	Standard Chartered PLC	BRL	685	216,197	218,608	2,411
Expiring 04/04/17	Standard Chartered PLC	BRL	240	75,748	76,593	845
Expiring 04/04/17	Standard Chartered PLC	BRL	190	59,967	60,636	669
Expiring 04/04/17	State Street Bank	BRL	685	221,289	218,608	(2,681)
Expiring 05/03/17	Standard Chartered PLC	BRL	685	216,889	217,159	270
Expiring 05/03/17	Standard Chartered PLC	BRL	240	75,990	76,085	95
Expiring 05/03/17	Standard Chartered PLC	BRL	190	60,159	60,234	75
Canadian Dollar,
Expiring 04/28/17	Royal Bank of Scotland Group PLC	CAD	80	59,872	60,182	310
Expiring 04/28/17	Royal Bank of Scotland Group PLC	CAD	40	29,936	30,091	155
Euro,
Expiring 04/28/17	Morgan Stanley	EUR	40	43,572	42,725	(847)
Expiring 04/28/17	Toronto Dominion	EUR	40	43,472	42,726	(746)
Hungarian Forint,
Expiring 04/28/17	State Street Bank	HUF	6,940	24,371	24,013	(358)
Indian Rupee,
Expiring 04/28/17	Barclays Capital Group	INR	13,990	213,360	214,606	1,246
Expiring 04/28/17	Barclays Capital Group	INR	12,610	192,314	193,437	1,123
Expiring 04/28/17	Barclays Capital Group	INR	5,010	76,407	76,853	446
Expiring 04/28/17	Hong Kong & Shanghai Bank	INR	12,535	192,728	192,287	(441)
Japanese Yen,
Expiring 04/28/17	Goldman Sachs & Co.	JPY	7,005	63,465	62,992	(473)
Expiring 04/28/17	State Street Bank	JPY	4,850	43,934	43,614	(320)
Mexican Peso,
Expiring 04/28/17	JPMorgan Chase	MXN	1,810	95,729	96,259	530
Expiring 04/28/17	JPMorgan Chase	MXN	1,145	60,558	60,893	335
New Taiwanese Dollar,
Expiring 04/28/17	BNP Paribas	TWD	8,820	290,705	291,052	347
Expiring 04/28/17	BNP Paribas	TWD	6,065	199,900	200,138	238
Expiring 04/28/17	State Street Bank	TWD	880	29,212	29,039	(173)
New Zealand Dollar,
Expiring 04/28/17	CIBC World Markets Inc.	NZD	98	68,693	68,649	(44)
Expiring 04/28/17	CIBC World Markets Inc.	NZD	70	49,067	49,035	(32)
Expiring 04/28/17	Goldman Sachs & Co.	NZD	97	67,974	67,949	(25)
Expiring 04/28/17	Goldman Sachs & Co.	NZD	70	49,053	49,035	(18)
Norwegian Krone,
Expiring 04/28/17	Barclays Capital Group	NOK	565	66,641	65,822	(819)
Expiring 04/28/17	Barclays Capital Group	NOK	315	37,154	36,698	(456)
Polish Zloty,
Expiring 04/28/17	Bank of America	PLN	75	19,108	18,906	(202)
Expiring 04/28/17	JPMorgan Chase	PLN	95	24,350	23,948	(402)
Expiring 04/28/17	Toronto Dominion	PLN	100	25,644	25,209	(435)
Singapore Dollar,
Expiring 04/28/17	State Street Bank	SGD	35	25,139	25,026	(113)
South African Rand,
Expiring 04/28/17	JPMorgan Chase	ZAR	1,690	131,842	125,359	(6,483)
Expiring 04/28/17	JPMorgan Chase	ZAR	1,050	81,914	77,886	(4,028)

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
South African Rand (cont’d.),
Expiring 04/28/17	JPMorgan Chase	ZAR	745	$58,120	$55,262	$(2,858)
South Korean Won,
Expiring 04/28/17	Bank of America	KRW	139,465	124,600	124,758	158
Expiring 04/28/17	Standard Chartered PLC	KRW	29,735	26,745	26,600	(145)
Swedish Krona,
Expiring 04/28/17	State Street Bank	SEK	385	43,923	43,022	(901)
Swiss Franc,
Expiring 04/28/17	Toronto Dominion	CHF	65	66,127	64,999	(1,128)
Expiring 04/28/17	Toronto Dominion	CHF	20	20,346	19,999	(347)

				$4,227,279	$4,212,236	(15,043)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/28/17	Standard Chartered PLC	AUD	70	$53,529	$53,453	$76
Brazilian Real,
Expiring 04/04/17	Credit Suisse First Boston Corp.	BRL	345	108,888	110,102	(1,214)
Expiring 04/04/17	Credit Suisse First Boston Corp.	BRL	240	75,748	76,593	(845)
Expiring 04/04/17	Morgan Stanley	BRL	190	59,967	60,636	(669)
Expiring 04/04/17	Royal Bank of Scotland Group PLC	BRL	345	109,022	110,102	(1,080)
Expiring 04/04/17	Standard Chartered PLC	BRL	685	218,153	218,608	(455)
Expiring 04/04/17	Standard Chartered PLC	BRL	240	76,433	76,593	(160)
Expiring 04/04/17	Standard Chartered PLC	BRL	190	60,510	60,636	(126)
Expiring 04/04/17	State Street Bank	BRL	685	216,197	218,608	(2,411)
Expiring 05/03/17	Toronto Dominion	BRL	85	26,958	26,946	12
British Pound,
Expiring 04/28/17	Hong Kong & Shanghai Bank	GBP	905	1,141,928	1,134,620	7,308
Expiring 04/28/17	Hong Kong & Shanghai Bank	GBP	75	94,635	94,029	606
Expiring 04/28/17	Hong Kong & Shanghai Bank	GBP	67	84,541	83,999	542
Expiring 04/28/17	Hong Kong & Shanghai Bank	GBP	45	56,781	56,418	363
Expiring 04/28/17	Hong Kong & Shanghai Bank	GBP	15	18,926	18,805	121
Canadian Dollar,
Expiring 04/28/17	Royal Bank of Scotland Group PLC	CAD	310	232,004	233,205	(1,201)
Expiring 04/28/17	Royal Bank of Scotland Group PLC	CAD	150	112,260	112,841	(581)
Expiring 04/28/17	Royal Bank of Scotland Group PLC	CAD	147	110,015	110,584	(569)
Danish Krone,
Expiring 04/28/17	BNP Paribas	DKK	225	33,004	32,308	696
Euro,
Expiring 04/28/17	Hong Kong & Shanghai Bank	EUR	1,001	1,090,619	1,069,211	21,408
Expiring 04/28/17	Hong Kong & Shanghai Bank	EUR	600	653,718	640,886	12,832
Expiring 04/28/17	Hong Kong & Shanghai Bank	EUR	90	98,058	96,133	1,925
Expiring 04/28/17	Hong Kong & Shanghai Bank	EUR	90	98,058	96,133	1,925
Expiring 04/28/17	Hong Kong & Shanghai Bank	EUR	45	49,029	48,067	962
Hungarian Forint,
Expiring 04/28/17	Goldman Sachs & Co.	HUF	44,165	155,500	152,812	2,688
Expiring 04/28/17	Goldman Sachs & Co.	HUF	21,065	74,168	72,886	1,282
Expiring 04/28/17	Goldman Sachs & Co.	HUF	16,740	58,940	57,921	1,019
Indian Rupee,
Expiring 04/28/17	Standard Chartered PLC	INR	12,610	193,272	193,437	(165)
Expiring 04/28/17	Standard Chartered PLC	INR	1,785	27,358	27,381	(23)
Japanese Yen,
Expiring 04/28/17	Royal Bank of Scotland Group PLC	JPY	5,437	49,056	48,893	163
Expiring 04/28/17	Royal Bank of Scotland Group PLC	JPY	3,852	34,754	34,638	116
Expiring 04/28/17	Royal Bank of Scotland Group PLC	JPY	2,590	23,368	23,290	78
Expiring 04/28/17	Toronto Dominion	JPY	5,438	49,057	48,901	156

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 04/28/17	Toronto Dominion	JPY	3,853	$34,759	$34,649	$110
Expiring 04/28/17	Toronto Dominion	JPY	2,590	23,365	23,291	74
Mexican Peso,
Expiring 04/28/17	JPMorgan Chase	MXN	1,745	92,291	92,802	(511)
Expiring 04/28/17	Toronto Dominion	MXN	880	46,410	46,800	(390)
New Taiwanese Dollar,
Expiring 04/28/17	BNP Paribas	TWD	2,375	78,280	78,374	(94)
New Zealand Dollar,
Expiring 04/28/17	CIBC World Markets Inc.	NZD	23	16,122	16,112	10
Expiring 04/28/17	Goldman Sachs & Co.	NZD	22	15,417	15,411	6
Expiring 04/28/17	Standard Chartered PLC	NZD	70	49,215	49,035	180
Norwegian Krone,
Expiring 04/28/17	Barclays Capital Group	NOK	1,185	139,769	138,052	1,717
Expiring 04/28/17	Barclays Capital Group	NOK	635	74,898	73,978	920
Expiring 04/28/17	Toronto Dominion	NOK	130	15,315	15,145	170
Polish Zloty,
Expiring 04/28/17	Goldman Sachs & Co.	PLN	445	113,735	112,179	1,556
Expiring 04/28/17	Goldman Sachs & Co.	PLN	295	75,397	74,365	1,032
Expiring 04/28/17	Goldman Sachs & Co.	PLN	95	24,281	23,949	332
Singapore Dollar,
Expiring 04/28/17	Standard Chartered PLC	SGD	140	100,027	100,105	(78)
Expiring 04/28/17	Standard Chartered PLC	SGD	105	75,020	75,079	(59)
Expiring 04/28/17	Standard Chartered PLC	SGD	30	21,434	21,451	(17)
South African Rand,
Expiring 04/28/17	State Street Bank	ZAR	410	31,652	30,413	1,239
South Korean Won,
Expiring 04/28/17	Bank of America	KRW	84,885	75,838	75,934	(96)
Swedish Krona,
Expiring 04/28/17	Goldman Sachs & Co.	SEK	960	109,503	107,275	2,228
Expiring 04/28/17	Goldman Sachs & Co.	SEK	769	87,717	85,932	1,785
Expiring 04/28/17	Goldman Sachs & Co.	SEK	690	78,705	77,103	1,602
Expiring 04/28/17	Goldman Sachs & Co.	SEK	385	43,915	43,021	894
Swiss Franc,
Expiring 04/28/17	Credit Suisse First Boston Corp.	CHF	130	132,646	129,996	2,650
Expiring 04/28/17	Credit Suisse First Boston Corp.	CHF	85	86,730	84,997	1,733
Expiring 04/28/17	Credit Suisse First Boston Corp.	CHF	85	86,730	84,997	1,733

				$7,273,625	$7,210,120	63,505

						$48,462

Credit default swap agreements outstanding at March 31, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.EM.27	06/20/22	1.000%	205	$(10,917)	$(10,766)	$151
CDX.NA.HY.28	06/20/22	5.000%	285	19,865	21,042	1,177
CDX.NA.IG.28	06/20/22	1.000%	915	14,513	15,462	949
iTraxx Europe Crossover S27.V1	06/20/22	5.000%	EUR 240	25,064	25,645	581
iTraxx Europe S27.V1	06/20/22	1.000%	EUR 665	11,579	9,923	(1,656)

				$60,104	$61,306	$1,202

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Credit default swap agreements outstanding at March 31, 2017 (continued):
Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Sell Protection(2):
iTraxx Europe Senior Financial S27.V1	06/20/22	1.000%	EUR 585	$3,844	$3,204	$640	BNP Paribas

Cash of $132,769 has been segregated with Morgan Stanley to cover requirements for open centrally cleared credit default swap contracts at March 31, 2017.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at March 31, 2017:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Bank of America	8/31/17	(1,055)	Receive payments based on 1 Month LIBOR and pay variable payments based on the market fluctuation of S&P Index Energy.	$—	$—	$—
Bank of America	12/31/17	(67)	Receive payments based on 1 Month LIBOR and pay variable payments based on the market fluctuation of S&P Index Energy.	1	—	1
Bank of America	11/30/17	(47)	Receive payments based on 1 Month LIBOR and pay variable payments based on the market fluctuation of S&P North American Technology Sector Index	—	—	—

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (cont’d.):
Bank of America	8/31/17	(35)	Receive payments based on 1 Month LIBOR and pay variable payments based on the market fluctuation of S&P North American Technology Sector Index.	$—	$—	$—
Bank of America	10/31/17	(16)	Receive payments based on 1 Month LIBOR and pay variable payments based on the market fluctuation of S&P North American Technology Sector Index.	(1)	—	(1)
BNP Paribas	2/28/18	(7)	Receive payments based on 1 Month LIBOR and pay variable payments based on the market fluctuation of MSCI Health Care Index	—	—	—
BNP Paribas	10/31/17	(10)	Receive payments based on 1 Month LIBOR and pay variable payments based on the market fluctuation of MSCI Health Care Index.	(1)	—	(1)
BNP Paribas	11/30/17	(34)	Receive payments based on 1 Month LIBOR and pay variable payments based on the market fluctuation of MSCI Health Care Index.	(3)	—	(3)
Citigroup Global Markets	9/29/17	141	Receive variable payment based on the market fluctuation of Citi Merger Acquisition Index and pay payments based on 1 Month LIBOR.	—	—	—
Citigroup Global Markets	6/30/17	(69)	Receive payments based on 1 Month LIBOR and pay variable payments based on the market fluctuation of S&P Consumer Discretionary Sector Index	(1,128)	—	(1,128)
Citigroup Global Markets	6/30/17	(141)	Receive payments based on 1 Month LIBOR and pay variable payments based on the market fluctuation of S&P Consumer Staples Sector Index	2,105	—	2,105
Citigroup Global Markets	6/30/17	282	Receive variable payments based on the market fluctuation of S&P Financial Sector Index and pay payments based on 1 Month LIBOR.	3,818	—	3,818
Citigroup Global Markets	6/30/17	211	Receive variable payments based on the market fluctuation of S&P Healthcare Sector Index and pay payments based on 1 Month LIBOR.	(438)	—	(438)
Citigroup Global Markets	6/30/17	69	Receive variable payments based on the market fluctuation of S&P Index Energy and pay payments based on 1 Month LIBOR.	1,805	—	1,805
Citigroup Global Markets	6/30/17	141	Receive variable payments based on the market fluctuation of S&P Information Technology Sector Index and pay payments based on 1 Month LIBOR.	1,379	—	1,379

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Total return swap agreements outstanding at March 31, 2017 (continued):

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (cont’d.):
Citigroup Global Markets	6/30/17	(285)	Receive payments based on 1 Month LIBOR and pay variable payments based on the market fluctuation of S&P Materials Sector Index	$(3,268)	$—	$(3,268)
Citigroup Global Markets	6/30/17	(210)	Receive payments based on 1 Month LIBOR and pay variable payments based on the market fluctuation of S&P Utility Sector Index	1,520	—	1,520
Goldman Sachs & Co.	4/28/17	(878)	Receive payments based on 1 Month LIBOR and pay variable payments based on the market fluctuation of MSCI AC World Daily Total Return Net USD Index.	(73)	—	(73)
Goldman Sachs & Co.	4/28/17	(1,575)	Receive payments based on 1 Month LIBOR and pay variable payments based on the market fluctuation of MSCI Health Care Index.	(128)	—	(128)
Goldman Sachs & Co.	4/28/17	(6)	Receive payments based on 1 Month LIBOR and pay variable payments based on the market fluctuation of S&P North American Technology Sector Index.	—	—	—
Goldman Sachs & Co.	4/28/17	(1,924)	Receive payments based on 1 Month LIBOR and pay variable payments based on the market fluctuation of S&P North American Technology Sector Index.	(158)	—	(158)
JPMorgan Chase	2/08/18	328	Pay or receive amounts based on market value fluctuation of J.P. Morgan US QES Momentum Index.	777	—	777
JPMorgan Chase	2/08/18	144	Pay or receive amounts based on market value fluctuation of J.P. Morgan US Volatility QES Momentum Index.	(62)	—	(62)
Morgan Stanley	6/30/17	106	Receive variable payments based on the market fluctuation of Morgan Stanley Dispersion Index and pay payments on the fixed rate of 0.60%.	(158)	—	(158)
Morgan Stanley	9/29/17	95	Receive variable payments based on the market fluctuation of Morgan Stanley Dispersion Index and pay payments on the fixed rate of 0.70%.	(142)	—	(142)

				$5,845	$—	$5,845

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$165,304	$—
Austria	—	20,687	—
Belgium	8,274	22,805	—
Brazil	18,272	—	—
Canada	350,472	—	—
China	121,938	101,980	—
Denmark	—	26,170	—
France	—	19,911	—
Germany	22,960	29,467	—
Hong Kong	8,769	37,721	—
Israel	90,286	—	—
Italy	—	26,091	—
Japan	—	2,119,927	—
Jordan	—	4,049	—
Luxembourg	—	26,492	—
Mexico	73,092	14,925	—
Netherlands	10,623	7,929	—
Norway	—	44,014	—
Peru	4,238	—	—
Portugal	—	13,954	—
Russia	124,470	—	—
South Africa	—	47,129	—
South Korea	—	76,262	—
Spain	9,700	—	—
Sweden	—	54,965	—
Switzerland	—	69,040	—
Taiwan	—	44,000	—
Thailand	16,086	—	—
Turkey	—	22,973	—
United Kingdom	79,962	155,186	—
United States	4,806,599	—	—
Preferred Stocks
Brazil	15,834	—	—
Unaffiliated Exchange Traded Funds	884,678	—	—
Foreign Government Bonds	—	3,301,456	—
Affiliated Mutual Fund	56	—	—
Unaffiliated Mutual Fund	3,948,277	—	—
Options Purchased	12,462	21,436	—
Options Written	(75,980)	(3,097)	—
Other Financial Instruments*
Futures Contracts	(27,995)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	48,462	—
Centrally Cleared Credit Default Swap Agreements	—	1,202	—
OTC Credit Default Swap Agreements	—	3,844	—
OTC Total Return Swap Agreements	—	5,845	—

Total	$10,503,073	$6,530,129	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2017 were as follows:

Unaffiliated Mutual Fund	22.4%
Foreign Government Bonds	18.7
Oil, Gas & Consumable Fuels	6.8
Metals & Mining	6.3
Unaffiliated Exchange Traded Funds	5.0
Pharmaceuticals	4.2
Semiconductors & Semiconductor Equipment	3.9
Communications Equipment	2.3
Biotechnology	2.1
Health Care Equipment & Supplies	1.8
Internet Software & Services	1.8
Software	1.8
Electronic Equipment, Instruments & Components	1.7
Health Care Providers & Services	1.6
Banks	1.4
Internet & Direct Marketing Retail	1.2
Technology Hardware, Storage & Peripherals	1.2
Insurance	1.0
Energy Equipment & Services	1.0
Auto Components	0.8
Construction & Engineering	0.8
IT Services	0.8
Media	0.8
Machinery	0.7
Automobiles	0.6
Hotels, Restaurants & Leisure	0.5
Household Durables	0.5

Specialty Retail	0.5%
Capital Markets	0.4
Diversified Telecommunication Services	0.4
Real Estate Management & Development	0.4
Chemicals	0.3
Life Sciences Tools & Services	0.3
Trading Companies & Distributors	0.3
Airlines	0.2
Commercial Services & Supplies	0.2
Electrical Equipment	0.2
Equity Real Estate Investment Trusts (REITs)	0.2
Health Care Technology	0.2
Leisure Products	0.2
Options Purchased	0.2
Tobacco	0.2
Wireless Telecommunication Services	0.2
Aerospace & Defense	0.1
Air Freight & Logistics	0.1
Beverages	0.1
Diversified	0.1
Food & Staples Retailing	0.1
Professional Services	0.1
Road & Rail	0.1
Thrifts & Mortgage Finance	0.1
Affiliated Mutual Fund	0.0 *

96.9
Options Written	(0.4)
Other assets in excess of liabilities	3.5

100.0%

* Less than +/-0.05%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Credit contracts	$5,046
Equity contracts	(16,856)
Foreign exchange contracts	(11,697)
Interest rate contracts	9,686

Total	$(13,821)

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS — 101.4%

ASSET-BACKED SECURITIES — 3.2%

Collateralized Loan Obligations — 0.3%
Community Funding CLO (Cayman Islands), Series 2015-1A, Class A, 144A(g)	5.750%		11/01/27	8,220		$8,342,206

Non-Residential Mortgage-Backed Securities — 1.9%
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class M	6.900	%(c)	04/10/28	184		184,632
Diamond Head Aviation Ltd. (Cayman Islands), Series 2015-1, Class B, 144A^	5.920%		07/14/28	5,399		5,498,274
Greenpoint Manufactured Housing, Series 1999-2, Class A2	4.412	%(c)	03/18/29	2,000		1,858,743
Greenpoint Manufactured Housing, Series 1999-3, Class 1A7	7.270%		06/15/29	3,245		3,328,818
Greenpoint Manufactured Housing, Series 1999-3, Class 2A2^	4.890	%(c)	06/19/29	950		877,610
Greenpoint Manufactured Housing, Series 1999-4, Class A2^	4.412	%(c)	02/20/30	750		683,100
Manufactured Housing Contract Trust Pass-Through Certificates, Series 2001-2, Class IA2	4.358	%(c)	02/20/32	1,075		976,237
Manufactured Housing Contract Trust Pass-Through Certificates, Series 2001-2, Class IIA2	4.391	%(c)	03/13/32	1,875		1,695,425
Nelnet Student Loan Trust, Series 2005-4, Class A4R2	1.336	%(c)	03/22/32	6,700		6,140,697
Northstar Education Finance, Inc., Series 2007-1, Class A6	1.838	%(c)	01/29/46	5,925		5,456,386
SLM Student Loan Trust, Series 2006-1, Class A5	1.148	%(c)	07/26/21	8,010		7,874,536
SLM Student Loan Trust, Series 2007-7, Class B	1.788	%(c)	10/27/70	4,150		3,762,305
SMB Private Education Loan Trust, Series 2015-C, Class R, 144A(g)	—	%(p)	09/18/46	63,950		9,068,110
SoFi Professional Loan Program LLC, Series 2015-C, Class R, 144A^(g)	—%		08/25/36	—	(r)	6,562,500
United States Small Business Administration, Series 2015-20D, Class 1	2.510%		04/01/35	1,031		1,024,717
United States Small Business Administration, Series 2015-20F, Class 1	2.980%		06/01/35	955		967,753

						55,959,843

Residential Mortgage-Backed Securities — 1.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates, Series 2004-R2, Class A1A	1.672	%(c)	04/25/34	858		848,553
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W8, Class A2	1.942	%(c)	05/25/34	4,906		4,896,372
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-W2, Class M1	1.472	%(c)	10/25/35	5,000		4,451,162
Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A3	2.082	%(c)	10/25/33	244		240,202
Bear Stearns Asset-Backed Securities Trust, Series 2004-SD3, Class A3	1.552	%(c)	09/25/34	283		280,149
Citigroup Mortgage Loan Trust, Inc., Series 2005-SHL1, Class M1, 144A	1.732	%(c)	07/25/44	4,301		4,211,630

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Countrywide Asset-Backed Certificates, Series 2006-SD3, Class A1, 144A	1.312	%(c)	07/25/36	577	$482,420
Countrywide Asset-Backed Certificates Trust, Series 2004-13, Class MF1	4.947	%(c)	04/25/35	3,541	3,463,262
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1A	1.062	%(c)	11/15/36	152	124,169
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1B	1.062	%(c)	11/15/36	290	243,732
Equity One Mortgage Pass-Through Trust, Series 2002-5, Class M1	5.803%		11/25/32	2,739	2,773,365
RAMP Trust, Series 2006-RZ4, Class A3	1.252	%(c)	10/25/36	3,350	2,997,847
Renaissance Home Equity Loan Trust, Series 2006-3, Class AV3	1.222	%(c)	11/25/36	2,916	1,261,594
SACO I Trust, Series 2007-VA1, Class A, 144A	8.998	%(c)	06/25/21	894	916,546
Soundview Home Loan Trust, Series 2004-WMC1, Class M1	1.732	%(c)	01/25/35	2,383	2,105,877

					29,296,880

TOTAL ASSET-BACKED SECURITIES (cost $92,997,233)					93,598,929

BANK LOANS(c) — 3.9%

Aerospace & Defense — 0.2%
Accudyne Industries LLC (Luxembourg), Refinancing Term Loan	4.147%		12/13/19	977	918,542
Avolon Holdings Ltd., Term Loan	3.910%		01/20/22	2,500	2,532,985
B/E Aerospace, Inc., Term Loan B	4.000%		12/16/21	1,531	1,533,035

					4,984,562

Air Freight & Logistics — 0.1%
XPO Logistics, Inc., Refinamced Term B Loan	2.250%		10/30/21	1,581	1,586,493

Airlines — 0.1%
Flying Fortess, New Loan	0.998%		04/30/20	1,490	1,494,346

Commercial Services — 0.2%
Pharmaceutical Product Development LLC, Initial Term Loan	4.328%		08/18/22	3,275	3,284,006
Prime Security Services Borrower LLC/Prime Finance, Inc., 2016-2 Refinancing Term Loan B-1 (First Lien)	4.250%		05/02/22	2,600	2,621,822

					5,905,828

Commercial Services & Supplies — 0.0%
Brickman Group Ltd. (The), Initial Term Loan (First Lien)	4.000%		12/18/20	1,146	1,148,155

Consumer Cyclical – Services — 0.0%
Aristocrat International Pty Ltd. (Australia), Term B-2 Loan	3.143%		10/20/21	1,372	1,378,974

Containers & Packaging — 0.2%
Berry Plastics Corp., Term Loan	3.501%		10/01/22	2,879	2,888,604
Reynolds Group Holdings, Inc., Term Loan	4.030%		02/05/23	3,621	3,634,803

					6,523,407

Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc., Restatement Effective Date Term Loan	3.732%		10/31/23	3,531	3,543,070

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)

Diversified Financial Services — 0.1%
UPC Financing Partnership Co., Facility AP	3.662%	04/15/25	3,220	$3,226,439

Diversified Telecommunication Services — 0.1%
Intelsat Jackson Holdings SA (Luxembourg), Term Loan B-2	3.887%	06/30/19	2,549	2,509,639

Electric Utilities — 0.2%
Energy Future Intermediate Holdings Co. LLC, 2016 Additional Term Loan (DIP)	4.304%	06/30/17	5,340	5,335,552

Entertainment — 0.0%
Lions Gate Corp., Term Loan B	3.982%	12/08/23	800	803,199

Foods — 0.2%
Albertsons LLC, Term Loan B-4	3.982%	08/23/21	2,395	2,405,210
Albertsons LLC, Term Loan B-5	4.302%	06/23/23	800	805,121
Aramark Services, Inc., Term Loan	3.150%	03/09/24	1,500	1,506,095

				4,716,426

Health Care Providers & Services — 0.2%
Air Medical Group Holdings, Inc., Initial Term Loan	4.250%	04/28/22	1,474	1,470,987
MPH Acquisition Holdings LLC, Initial Term Loan	4.897%	06/07/23	2,919	2,953,392

				4,424,379

Healthcare & Pharmaceutical — 0.1%
RadNet Management, Inc., Term Loan B-1 (First Lien)	4.280%	06/30/23	2,589	2,603,951
RPI Finance Trust, Term Loan B-5	3.647%	10/05/22	518	518,626

				3,122,577

Healthcare-Services — 0.1%
HCA, Inc., Term Loan B-8	3.232%	02/15/24	3,192	3,198,483

Hotels, Restaurants & Leisure — 0.2%
1011778 B.C. Unlimited Liability Co., Term Loan B-3	3.250%	02/16/24	3,124	3,126,502
Hilton Worldwide Finance LLC, Series Term Loan B-2	2.928%	10/25/23	3,895	3,921,612

				7,048,114

Life Sciences Tools & Services — 0.1%
Patheon Inc. (Canada), Initial Dollar Term Loan	4.397%	03/11/21	3,185	3,184,509

Lodging — 0.1%
Boyd Gaming Corp., Term Loan B-2	3.947%	09/15/23	2,615	2,623,025

Media — 0.5%
CBS Radio, Inc., Term Loan B	4.520%	10/17/23	1,000	1,008,750
Charter Communications Operating LLC/Charter Communications Operating Capital, Term Loan I-1	3.030%	01/15/24	3,176	3,189,174
CSC Holdings LLC, 2016 Extended Term Loan	3.943%	10/11/24	2,143	2,137,234
Univision Communications, Inc., 2017 Replacement Repriced First-Lien Term Loan	3.750%	03/15/24	3,902	3,871,974
Virgin Media, 1 Facility	3.662%	01/31/25	2,966	2,972,361
Ziggo Secured Finance BV, Term E	3.412%	04/25/25	1,410	1,408,490

				14,587,983

Multiline Retail — 0.0%
Neiman Marcus Group, Inc. (The), Other Term Loan	4.250%	10/25/20	352	282,430

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)

Oil, Gas and Consumable Fuels — 0.1%
Murray Energy Corp., Term Loan B-2	8.397%		04/16/20	3,377	$3,262,749

Packaging & Containers — 0.0%
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan	3.982%		01/21/23	162	162,900

Pharmaceuticals — 0.1%
Valeant Pharmaceuticals International Inc., Series F-1 Tranche B Term Loan	5.570%		04/01/22	2,640	2,648,937

Retail — 0.4%
Landry’s, Inc., Term Loan B	4.043%		09/22/23	1,235	1,243,875
Michaels Stores, Inc., 2016 New Replacement Term B-1 Loan	3.750%		01/28/23	3,666	3,651,125
Party City Holding, 2016 Replacement Term Loan	3.872%		08/19/22	2,958	2,946,709
PetSmart, Inc., Term Loan B-2	4.020%		03/10/22	3,435	3,280,557

					11,122,266

Software — 0.1%
First Data Corp., 2021C New Dollar Term Loan	3.984%		03/24/21	3,026	3,047,376
First Data Corp., 2022C New Dollar Term Loan	3.984%		07/10/22	327	327,146

					3,374,522

Specialty Retail — 0.2%
Academy Ltd., Initial Term Loan	5.055%		07/02/22	2,857	2,107,283
Petco Animal Supplies, Inc., Term Loan	4.287%		01/26/23	2,688	2,529,657

					4,636,940

Telecommunications — 0.1%
Level 3 Financing, Inc., Term Loan B 2024	3.029%		02/17/24	2,990	2,991,495

Transportation — 0.1%
American Airlines, Inc., 2017 Replacement Term Loan	2.846%		06/27/20	3,329	3,326,445

TOTAL BANK LOANS (cost $113,950,620)					113,153,844

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.8%
Bayview Commercial Asset Trust, Series 2006-4A, Class A1, 144A	1.212	%(c)	12/25/36	2,341	2,102,534
BBCCRE Trust, Series 2015-GTP, Class E, 144A	4.563	%(c)	08/10/33	5,190	4,498,469
CD Mortgage Trust, Series 2006-CD2, Class AJ	5.460	%(c)	01/15/46	1,745	1,637,295
CD Mortgage Trust, Series 2017-CD3, Class A4	3.631%		02/10/50	3,870	3,987,377
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AJ	5.482%		10/15/49	4,994	4,719,415
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AJA	6.127	%(c)	12/10/49	1,630	1,077,519
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A3	2.822%		10/15/45	320	322,039
Commercial Mortgage Trust, Series 2013-CR12, Class AM	4.300%		10/10/46	450	478,407
Commercial Mortgage Trust, Series 2013-CR12, Class B	4.762	%(c)	10/10/46	390	416,856
Commercial Mortgage Trust, Series 2013-CR12, Class C	5.083	%(c)	10/10/46	190	191,905
Commercial Mortgage Trust, Series 2013-CR12, Class E, 144A	5.083	%(c)	10/10/46	490	383,019
Commercial Mortgage Trust, Series 2013-SFS, Class A2, 144A	2.987	%(c)	04/12/35	1,650	1,664,438

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, Series 2014-CR17, Class XA, IO	1.155	%(c)	05/10/47	41,990	$2,244,883
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class AJ	5.373%		12/15/39	1,606	1,529,976
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class AM	5.869	%(c)	09/15/40	1,530	1,457,244
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class F, 144A	3.500%		11/15/48	2,200	1,310,804
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class G, 144A	3.500%		11/15/48	1,000	522,890
CSMC LLC, Series 2014-USA, Class A2, 144A	3.953%		09/15/37	2,570	2,632,891
CSMC LLC, Series 2014-USA, Class F, 144A	4.373%		09/15/37	5,420	4,376,258
CSMC Trust, Series 2014-TIKI, Class F, 144A	4.735	%(c)	09/15/38	5,200	5,158,761
CSMC Trust, Series 2015-GLPA, Class A, 144A	3.881%		11/15/37	220	230,601
CSMC Trust, Series 2015-TOWN, Class F, 144A	5.412	%(c)	03/15/28	4,010	3,997,789
Equity Mortgage Trust, Series 2014-INNS, Class D, 144A	3.197	%(c)	05/08/31	3,040	3,031,451
Fannie Mae-Aces, Series 2014-M4, Class X2, IO	0.256	%(c)	03/25/24	105,220	1,481,377
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.093	%(c)	04/25/20	2,441	65,871
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class X1, IO	1.610	%(c)	07/25/21	6,566	380,441
FHLMC Multifamily Structured Pass-Through Certificates, Series K016, Class X1, IO	1.537	%(c)	10/25/21	431	24,790
FREMF Mortgage Trust, Series 2012-K20, Class X2A, IO, 144A	0.200%		05/25/45	61,810	494,615
GE Business Loan Trust, Series 2005-1A, Class A3, 144A	1.162	%(c)	06/15/33	1,922	1,778,132
GE Business Loan Trust, Series 2006-1A, Class B, 144A	1.212	%(c)	05/15/34	3,946	3,612,945
GE Business Loan Trust, Series 2006-2A, Class A	0.511	%(c)	11/15/34	3,567	3,384,840
Government National Mortgage Assoc., Series 2013-85, Class IA, IO	0.745	%(c)	03/16/47	45,326	1,952,727
Government National Mortgage Assoc., Series 2014-88, Class IE, IO	0.339	%(c)	03/16/55	27,248	818,334
Government National Mortgage Assoc., Series 2015-183, Class IO, IO	0.974	%(c)	09/16/57	25,358	1,949,149
GS Mortgage Securities Corp. II Trust, Series 2015-GC30, Class AS	3.777	%(c)	05/10/50	6,760	6,872,248
GS Mortgage Securities Corp. II Trust, Series 2015-GC30, Class B	4.014	%(c)	05/10/50	4,210	4,104,319
GS Mortgage Securities Corp. Trust, Series 2017-485L, Class A, 144A	3.721%		02/10/37	2,750	2,834,919
GS Mortgage Securities Trust, Series 2006-GG8, Class AJ	5.622%		11/10/39	2,931	2,760,235
GS Mortgage Securities Trust, Series 2007-GG10, Class AM	5.949	%(c)	08/10/45	3,790	3,792,935
GS Mortgage Securities Trust, Series 2013-GC14, Class F, 144A	4.765	%(c)	08/10/46	700	532,769
GS Mortgage Securities Trust, Series 2013-GC16, Class B	5.161	%(c)	11/10/46	1,210	1,320,908
GS Mortgage Securities Trust, Series 2015-GS1, Class E, 144A	4.423	%(c)	11/10/48	2,000	1,312,481
GS Mortgage Securities Trust, Series 2015-GS1, Class F, 144A	4.423	%(c)	11/10/48	1,100	662,341
Hyatt Hotel Portfolio Trust, Series 2014-HYMZ, Class M, 144A	7.137	%(c)	11/15/19	6,720	6,795,689

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class C	5.046	%(c)	11/15/45	840	$878,040
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class B	4.887	%(c)	01/15/47	540	580,247
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class AS	3.914	%(c)	11/15/47	3,310	3,414,679
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class B	4.618	%(c)	08/15/48	4,900	4,898,993
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class AJ	5.502	%(c)	06/12/47	8,380	7,230,211
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class AJ	5.829	%(c)	02/12/49	1,390	1,117,435
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AJ	6.062	%(c)	02/15/51	255	242,260
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBMZ, Class M, 144A	7.137	%(c)	10/15/19	2,400	2,413,535
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-PHH, Class E, 144A	4.212	%(c)	08/15/27	570	568,935
LSTAR Commercial Mortgage Trust, Series 2015-3, Class A2, 144A	2.729	%(c)	04/20/48	10,122	10,163,112
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AJ	6.183	%(c)	09/12/49	7,380	5,192,125
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class AS	3.214%		02/15/46	352	353,664
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class C	4.242	%(c)	04/15/48	3,870	3,642,360
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4	3.720%		12/15/49	3,480	3,600,889
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class AJ	5.399%		12/15/43	2,852	2,281,380
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class AJ	5.438%		03/15/44	5,770	5,382,256
Motel 6 Trust, Series 2015-MTL6, Class F, 144A	5.000%		02/05/30	7,200	7,089,701
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B	4.296	%(c)	07/15/46	569	593,894
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class E, 144A	3.500%		07/15/46	590	419,968
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class E, 144A	3.250%		02/15/48	5,782	3,533,045
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class XA, IO, 144A	1.484	%(c)	06/15/45	16,175	922,979
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class D, 144A	4.136	%(c)	05/15/45	3,755	3,401,092
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class D, 144A	3.997	%(c)	06/15/46	1,000	890,056
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class XA, IO	1.223	%(c)	03/15/47	11,676	647,172
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class C	4.325	%(c)	11/15/47	3,570	3,547,535

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $175,665,862)					167,910,449

CORPORATE BONDS — 31.8%

Aerospace & Defense — 0.4%
Boeing Capital Corp., Sr. Unsec’d. Notes	4.700%		10/27/19	1,810	1,947,956

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)
Boeing Co. (The), Sr. Unsec’d. Notes	4.875%	02/15/20	2,400	$2,610,026
Harris Corp., Sr. Unsec’d. Notes	4.854%	04/27/35	490	523,437
Harris Corp., Sr. Unsec’d. Notes	5.054%	04/27/45	1,120	1,225,441
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.100%	01/15/23	240	243,283
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.550%	01/15/26	2,420	2,459,552
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.500%	05/15/36	480	509,775
Raytheon Co., Sr. Unsec’d. Notes	3.125%	10/15/20	1,030	1,064,400
United Technologies Corp., Sr. Unsec’d. Notes	4.500%	06/01/42	980	1,037,197

				11,621,067

Agriculture — 0.7%
Altria Group, Inc., Gtd. Notes	2.850%	08/09/22	3,590	3,597,291
Altria Group, Inc., Gtd. Notes	9.250%	08/06/19	4,270	4,960,301
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18	1,420	1,421,529
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.500%	08/22/22	1,710	1,689,530
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.900%	11/15/21	2,060	2,084,842
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.500%	03/20/42	240	244,388
Reynolds American, Inc., Gtd. Notes(a)	3.250%	06/12/20	468	480,196
Reynolds American, Inc., Gtd. Notes	5.850%	08/15/45	1,470	1,726,375
Reynolds American, Inc., Gtd. Notes	6.150%	09/15/43	1,190	1,434,268
Reynolds American, Inc., Gtd. Notes	8.125%	06/23/19	2,470	2,784,703

				20,423,423

Airlines — 0.1%
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821%	02/10/24	1,584	1,829,353
Delta Air Lines 2009-1 Class A Pass-Through Trust, Pass-Through Certificates	7.750%	06/17/21	634	698,650

				2,528,003

Auto Manufacturers — 0.5%
Ford Motor Co., Sr. Unsec’d. Notes	4.750%	01/15/43	1,400	1,315,268
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.459%	03/27/20	200	199,459
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.200%	01/15/21	250	252,678
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.750%	02/01/21	700	771,031
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.875%	08/02/21	1,620	1,804,708
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%	01/15/20	860	988,319
General Motors Co., Sr. Unsec’d. Notes	6.250%	10/02/43	420	462,562
General Motors Financial Co., Inc., Gtd. Notes	3.250%	05/15/18	220	223,022
General Motors Financial Co., Inc., Gtd. Notes	3.450%	04/10/22	490	493,749
General Motors Financial Co., Inc., Gtd. Notes	4.250%	05/15/23	200	206,382
General Motors Financial Co., Inc., Gtd. Notes(a)	4.350%	01/17/27	1,120	1,129,747
General Motors Financial Co., Inc., Gtd. Notes	4.375%	09/25/21	1,430	1,503,745
Hyundai Capital America, Sr. Unsec’d. Notes, 144A	2.125%	10/02/17	730	731,127
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	1.250%	10/05/17	3,180	3,178,839

				13,260,636

Auto Parts & Equipment — 0.2%
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.625%	10/15/22	970	999,100

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Parts & Equipment (cont’d.)
Goodyear Tire & Rubber Co. (The), Gtd. Notes(a)	5.000%		05/31/26	1,700	$1,742,500
Goodyear Tire & Rubber Co. (The), Gtd. Notes(a)	5.125%		11/15/23	350	364,875
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500%		04/29/22	3,950	4,112,938

					7,219,413

Banks — 9.4%
ABN AMRO Bank NV (Netherlands), Sub. Notes, 144A	4.750%		07/28/25	1,940	1,994,522
Bank of America Corp., Jr. Sub. Notes	6.250	%(c)	09/29/49	3,290	3,462,725
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	1,200	1,347,211
Bank of America Corp., Sr. Unsec’d. Notes	5.750%		12/01/17	490	502,923
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.600%		01/15/19	2,130	2,152,178
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	4,400	4,427,306
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.500%		04/19/26	2,790	2,751,303
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.875%		08/01/25	2,350	2,391,658
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	4.000%		04/01/24	4,030	4,178,296
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	5,080	5,306,248
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.875%		04/01/44	2,760	2,976,776
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	5.000%		05/13/21	2,800	3,040,167
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		01/21/44	3,110	3,389,287
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.625%		07/01/20	520	570,306
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18	1,640	1,706,286
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	4,410	4,490,778
Bank of America Corp., Sub. Notes, MTN	4.450%		03/03/26	530	543,539
BNP Paribas SA (France), Sr. Unsec’d. Notes, MTN	2.375%		09/14/17	1,900	1,905,632
BNP Paribas SA (France), Sub. Notes, 144A	4.625%		03/13/27	830	829,785
BPCE SA (France), Sub. Notes, 144A	5.150%		07/21/24	1,490	1,530,312
Citigroup, Inc., Sub. Notes	4.750%		05/18/46	350	345,757
Citigroup, Inc., Jr. Sub. Notes	5.350	%(c)	04/29/49	1,160	1,160,000
Citigroup, Inc., Jr. Sub. Notes	5.900	%(c)	12/29/49	630	657,563
Citigroup, Inc., Jr. Sub. Notes(a)	5.950	%(c)	07/29/49	1,510	1,576,063
Citigroup, Inc., Jr. Sub. Notes	5.950	%(c)	12/29/49	5,930	6,174,672
Citigroup, Inc., Jr. Sub. Notes	6.300	%(c)	12/29/49	2,710	2,825,175
Citigroup, Inc., Sr. Unsec’d. Notes(a)	4.650%		07/30/45	5,048	5,259,350
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	309	453,509
Citigroup, Inc., Sub. Notes(a)	4.050%		07/30/22	300	312,416
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	4,050	4,126,614
Citigroup, Inc., Sub. Notes	4.450%		09/29/27	6,240	6,315,148
Citigroup, Inc., Sub. Notes	5.300%		05/06/44	556	595,406
Citigroup, Inc., Sub. Notes	5.500%		09/13/25	6,430	7,029,668
Citigroup, Inc., Sub. Notes	6.125%		08/25/36	558	650,776
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, MTN, 144A	5.000%		10/15/19	870	931,747
Cooperatieve Rabobank UA (Netherlands), Bank Gtd. Notes	4.375%		08/04/25	5,840	5,990,106
Cooperatieve Rabobank UA (Netherlands), Bank Gtd. Notes	5.250%		08/04/45	1,200	1,294,763
Cooperatieve Rabobank UA (Netherlands), Gtd. Notes	4.625%		12/01/23	4,190	4,416,956

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Cooperatieve Rabobank UA (Netherlands), Jr. Sub. Notes, 144A	11.000	%(c)	12/29/49	3,285	$3,835,238
Credit Agricole SA (France), Jr. Sub. Notes, 144A	8.375	%(c)	10/29/49	4,290	4,767,263
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	4.550%		04/17/26	350	361,744
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	4.875%		05/15/45	4,950	5,036,793
Goldman Sachs Capital II, Ltd. Gtd. Notes	4.000	%(c)	12/29/49	227	189,897
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		11/16/26	1,930	1,886,801
Goldman Sachs Group, Inc. (The), Sub. Notes	6.450%		05/01/36	170	202,755
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.900%		07/19/18	300	303,885
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.750%		10/21/45	3,180	3,350,273
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	1,310	1,436,960
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18	320	333,370
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	6,970	8,753,149
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%		03/15/20	5,460	5,919,060
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%		07/08/24	3,220	3,298,346
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.000%		03/03/24	2,610	2,706,014
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	6.000%		06/15/20	3,750	4,151,018
Goldman Sachs Group, Inc. (The), Sub. Notes	4.250%		10/21/25	4,680	4,770,366
Goldman Sachs Group, Inc. (The), Sub. Notes	5.150%		05/22/45	3,380	3,551,484
HBOS PLC (United Kingdom), Sub. Notes, GMTN, 144A	6.750%		05/21/18	220	230,388
HSBC Holdings PLC (United Kingdom), Jr. Sub. Notes	6.375	%(c)	12/29/49	2,650	2,666,563
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.400%		03/08/21	4,800	4,909,066
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.900%		05/25/26	1,530	1,550,421
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.300%		03/08/26	1,120	1,167,473
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%		03/14/24	1,600	1,623,467
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%		08/18/25	4,600	4,631,901
ING Bank NV (Netherlands), Sub. Notes, 144A	5.800%		09/25/23	2,700	3,003,998
Intesa Sanpaolo SpA (Italy), Sub. Notes, MTN, 144A	5.017%		06/26/24	5,710	5,371,574
JPMorgan Chase & Co., Sub. Notes	4.250%		10/01/27	690	706,920
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	3.250%		09/23/22	1,300	1,323,726
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	90	95,444
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	630	674,234
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	4.400%		07/22/20	1,230	1,310,914
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	690	743,610
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24	10	10,136
JPMorgan Chase & Co., Sub. Notes(a)	4.950%		06/01/45	3,790	3,993,000
JPMorgan Chase & Co., Sub. Notes	6.125%		06/27/17	1,960	1,980,576

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Lloyds Banking Group PLC (United Kingdom), Sub. Notes	4.500%		11/04/24	4,800	$4,925,760
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.998%		02/22/22	1,180	1,187,708
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.950%		12/28/17	4,350	4,485,524
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.250%		09/21/22	800	832,774
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.875%		05/13/21	3,650	3,894,225
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	5.125%		05/28/24	6,030	6,097,572
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.000%		12/19/23	2,900	3,065,312
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.125%		12/15/22	1,360	1,440,135
Royal Bank of Scotland NV (The) (Netherlands), Gtd. Notes	4.650%		06/04/18	950	972,284
Santander UK Group Holdings PLC (United Kingdom), Sub. Notes, 144A	5.625%		09/15/45	560	570,464
Standard Chartered PLC (United Kingdom), Sub. Notes, 144A	5.700%		03/26/44	2,780	2,866,541
State Street Corp., Jr. Sub. Notes	4.956%		03/15/18	5,280	5,429,424
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.058%		07/14/21	1,720	1,674,317
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	4.125%		09/24/25	2,100	2,135,530
Wachovia Capital Trust III, Ltd. Gtd. Notes(a)	5.570	%(c)	03/29/49	7,420	7,424,452
Wachovia Corp., Gtd. Notes, MTN	5.750%		02/01/18	720	742,626
Wells Fargo & Co., Sr. Unsec’d. Notes(a)	3.000%		10/23/26	5,670	5,428,759
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(a)	4.600%		04/01/21	5,840	6,278,415
Wells Fargo & Co., Sub. Notes	5.606%		01/15/44	1,431	1,639,331
Wells Fargo & Co., Sub. Notes, GMTN(a)	4.300%		07/22/27	7,590	7,887,103
Wells Fargo & Co., Sub. Notes, GMTN	4.900%		11/17/45	3,660	3,816,015
Wells Fargo & Co., Sub. Notes, MTN	4.400%		06/14/46	520	503,608
Wells Fargo & Co., Sub. Notes, MTN	4.650%		11/04/44	3,180	3,191,626
Wells Fargo & Co., Sub. Notes, MTN	4.750%		12/07/46	2,050	2,094,319
Wells Fargo Bank NA, Sub. Notes, BKNT	6.000%		11/15/17	3,970	4,077,269

					273,121,847

Beverages — 1.3%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	2.650%		02/01/21	2,310	2,327,371
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.300%		02/01/23	2,670	2,717,555
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes(a)	3.650%		02/01/26	4,160	4,206,592
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%		02/01/46	7,370	7,964,936
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes(a)	2.500%		07/15/22	5,600	5,534,648
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.000%		04/15/20	610	659,409
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.375%		01/15/20	2,880	3,133,765
Constellation Brands, Inc., Gtd. Notes	4.250%		05/01/23	1,750	1,845,515
Cott Holdings, Inc. (Canada), Gtd. Notes, 144A	5.500%		04/01/25	1,140	1,160,292
Diageo Capital PLC (United Kingdom), Gtd. Notes	4.828%		07/15/20	2,580	2,793,216
Molson Coors Brewing Co., Gtd. Notes	3.500%		05/01/22	330	340,991

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Beverages (cont’d.)
PepsiCo, Inc., Sr. Unsec’d. Notes	4.000%	03/05/42	610	$606,528
Pernod Ricard SA (France), Sr. Unsec’d. Notes, 144A	4.450%	01/15/22	3,660	3,896,129

				37,186,947

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/22/24	360	368,934
Amgen, Inc., Sr. Unsec’d. Notes	4.663%	06/15/51	301	301,187
Celgene Corp., Sr. Unsec’d. Notes	3.550%	08/15/22	920	947,704
Celgene Corp., Sr. Unsec’d. Notes	3.875%	08/15/25	2,350	2,401,944
Celgene Corp., Sr. Unsec’d. Notes	5.000%	08/15/45	1,050	1,099,051
Celgene Corp., Sr. Unsec’d. Notes	5.250%	08/15/43	130	136,621
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%	04/01/24	1,280	1,314,844
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.150%	03/01/47	1,400	1,305,602
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.750%	03/01/46	1,010	1,030,192

				8,906,079

Chemicals — 0.2%
Equate Petrochemical BV (Kuwait), Gtd. Notes, MTN, 144A	4.250%	11/03/26	1,980	1,980,079
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	180	189,579
LyondellBasell Industries NV, Sr. Unsec’d. Notes(a)	5.750%	04/15/24	780	891,498
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21	980	1,109,490
OCP SA (Morocco), Sr. Unsec’d. Notes, 144A	4.500%	10/22/25	1,620	1,596,105
Westlake Chemical Corp., Gtd. Notes, 144A	4.625%	02/15/21	780	810,025
Westlake Chemical Corp., Gtd. Notes, 144A	4.875%	05/15/23	250	260,250

				6,837,026

Commercial Services — 0.1%
Ecolab, Inc., Sr. Unsec’d. Notes	4.350%	12/08/21	430	464,316
UBM PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	5.750%	11/03/20	1,850	1,944,219
United Rentals North America, Inc., Gtd. Notes	5.500%	07/15/25	810	834,300

				3,242,835

Computers — 0.5%
Apple, Inc., Sr. Unsec’d. Notes(a)	2.450%	08/04/26	5,400	5,108,114
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	5,000	5,123,560
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420%	06/15/21	4,210	4,402,586

				14,634,260

Diversified Financial Services — 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%	05/15/19	2,760	2,833,976
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.500%	05/15/21	320	335,442
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.625%	10/30/20	800	845,450
Ally Financial, Inc., Gtd. Notes	7.500%	09/15/20	2,572	2,888,678
Bear Stearns Cos. LLC (The), Gtd. Notes	6.400%	10/02/17	2,510	2,570,315
CIT Group, Inc., Sr. Unsec’d. Notes	5.375%	05/15/20	410	436,908
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%	08/01/23	1,790	1,866,075

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	2.342%	11/15/20	8,758	$8,795,887
HSBC Finance Corp., Sub. Notes	6.676%	01/15/21	3,730	4,216,422
International Lease Finance Corp., Sr. Unsec’d. Notes	8.625%	01/15/22	670	819,821
KKR Group Finance Co. II LLC, Gtd. Notes, 144A	5.500%	02/01/43	260	270,807
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20	1,920	2,085,600
Quicken Loans, Inc., Gtd. Notes, 144A	5.750%	05/01/25	1,140	1,120,050
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	3.491%	05/23/23	3,760	3,784,267
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.253%	03/23/28	4,600	4,665,913
Visa, Inc., Sr. Unsec’d. Notes	3.150%	12/14/25	5,130	5,147,734
Visa, Inc., Sr. Unsec’d. Notes	4.300%	12/14/45	2,710	2,843,980

				45,527,325

Electric — 1.3%
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes(a)	6.500%	09/15/37	2,610	3,395,284
Dominion Resources, Inc., Sr. Unsec’d. Notes	7.000%	06/15/38	670	862,217
Duke Energy Progress LLC, First Mortgage	2.800%	05/15/22	1,490	1,509,273
FirstEnergy Corp., Sr. Unsec’d. Notes	2.750%	03/15/18	920	923,359
FirstEnergy Corp., Sr. Unsec’d. Notes	4.250%	03/15/23	3,540	3,658,073
FirstEnergy Corp., Sr. Unsec’d. Notes	7.375%	11/15/31	10,860	14,154,327
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	01/20/20	330	372,305
Mirant Mid-Atlantic Series C Pass-Through Trust, Pass-Through Certificates	10.060%	12/30/28	4,833	4,373,413
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	5.800%	03/01/37	2,770	3,420,152
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	6.050%	03/01/34	2,220	2,779,251
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	8.250%	10/15/18	780	853,959
Progress Energy, Inc., Sr. Unsec’d. Notes	4.400%	01/15/21	1,020	1,081,509

				37,383,122

Engineering & Construction — 0.0%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	4.375%	05/08/42	320	335,884

Environmental Control — 0.1%
Waste Management, Inc., Gtd. Notes	3.500%	05/15/24	1,290	1,333,023
Waste Management, Inc., Gtd. Notes	4.600%	03/01/21	440	473,885

				1,806,908

Foods — 0.7%
Danone SA (France), Sr. Unsec’d. Notes, 144A	2.077%	11/02/21	2,410	2,345,328
Danone SA (France), Sr. Unsec’d. Notes, 144A	2.589%	11/02/23	3,710	3,590,078
Danone SA (France), Sr. Unsec’d. Notes, 144A	2.947%	11/02/26	2,730	2,609,765
Kraft Heinz Foods Co., Gtd. Notes	3.500%	06/06/22	1,180	1,207,057
Kraft Heinz Foods Co., Gtd. Notes	3.950%	07/15/25	590	598,959
Kraft Heinz Foods Co., Gtd. Notes	5.000%	07/15/35	930	965,878
Kraft Heinz Foods Co., Gtd. Notes	5.000%	06/04/42	380	386,845
Kraft Heinz Foods Co., Gtd. Notes	5.200%	07/15/45	410	427,938
Kraft Heinz Foods Co., Gtd. Notes	5.375%	02/10/20	3,247	3,527,713
Kroger Co. (The), Sr. Unsec’d. Notes(a)	3.300%	01/15/21	800	819,304
Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.875%	11/01/26	1,130	1,152,600
Tyson Foods, Inc., Gtd. Notes	5.150%	08/15/44	400	419,266
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.400%	10/21/18	480	483,895

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods (cont’d.)
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.900%	10/21/19	1,310	$1,333,357
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	3.375%	10/21/20	70	72,382

				19,940,365

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	4.500%	08/01/24	500	512,817
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	4.750%	01/11/22	955	1,000,382

				1,513,199

Healthcare-Products — 0.5%
Abbott Laboratories, Sr. Unsec’d. Notes	3.750%	11/30/26	2,010	2,007,471
Abbott Laboratories, Sr. Unsec’d. Notes	4.750%	11/30/36	1,050	1,082,504
Abbott Laboratories, Sr. Unsec’d. Notes	4.900%	11/30/46	1,730	1,792,055
Becton Dickinson and Co., Sr. Unsec’d. Notes	3.734%	12/15/24	776	798,793
Becton Dickinson and Co., Sr. Unsec’d. Notes	4.685%	12/15/44	650	678,504
Medtronic Global Holdings SCA, Gtd. Notes	3.350%	04/01/27	1,270	1,279,028
Medtronic, Inc., Gtd. Notes	3.125%	03/15/22	350	358,014
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25	4,530	4,635,304
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	3.600%	08/15/21	1,130	1,172,827

				13,804,500

Healthcare-Services — 0.6%
Aetna, Inc., Sr. Unsec’d. Notes	2.800%	06/15/23	470	466,159
Anthem, Inc., Sr. Unsec’d. Notes(a)	3.125%	05/15/22	2,550	2,563,074
Anthem, Inc., Sr. Unsec’d. Notes	7.000%	02/15/19	635	690,764
Catholic Health Initiatives, Sec’d. Notes	4.350%	11/01/42	440	375,132
Centene Corp., Sr. Unsec’d. Notes	4.750%	05/15/22	1,000	1,027,500
DaVita, Inc., Gtd. Notes	5.000%	05/01/25	120	120,300
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20	250	252,750
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A(a)	5.875%	01/31/22	990	1,071,675
HCA, Inc., Gtd. Notes	7.500%	02/15/22	1,440	1,647,000
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25	230	244,375
HCA, Inc., Sr. Sec’d. Notes	5.250%	06/15/26	820	863,050
HCA, Inc., Sr. Sec’d. Notes	5.875%	03/15/22	1,170	1,287,000
HCA, Inc., Sr. Sec’d. Notes	6.500%	02/15/20	550	601,909
Humana, Inc., Sr. Unsec’d. Notes	3.150%	12/01/22	1,050	1,054,617
Humana, Inc., Sr. Unsec’d. Notes	3.950%	03/15/27	860	879,337
Humana, Inc., Sr. Unsec’d. Notes	4.625%	12/01/42	570	577,283
Humana, Inc., Sr. Unsec’d. Notes	4.800%	03/15/47	100	104,539
Humana, Inc., Sr. Unsec’d. Notes	4.950%	10/01/44	450	472,008
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	8.125%	04/01/22	360	375,750
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	1.625%	03/15/19	10	9,969
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.375%	11/15/21	570	592,509
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.750%	07/15/25	190	198,420
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.700%	10/15/40	1,500	1,827,164

				17,302,284

Home Builders — 0.1%
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250%	04/15/21	1,730	1,781,900

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Household Products/Wares — 0.0%
Spectrum Brands, Inc., Gtd. Notes	5.750%		07/15/25	810	$856,575

Housewares — 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	3.150%		04/01/21	820	837,664
Newell Brands, Inc., Sr. Unsec’d. Notes	3.850%		04/01/23	1,450	1,498,682
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200%		04/01/26	1,340	1,394,596

					3,730,942

Insurance — 0.5%
American International Group, Inc., Jr. Sub. Notes	6.250	%(c)	03/15/87	636	648,720
American International Group, Inc., Sr. Unsec’d. Notes	3.750%		07/10/25	2,330	2,317,006
Chubb INA Holdings, Inc., Gtd. Notes	2.300%		11/03/20	570	572,047
Chubb INA Holdings, Inc., Gtd. Notes(a)	3.350%		05/03/26	1,170	1,183,993
MetLife, Inc., Jr. Sub. Notes	6.400%		12/15/66	3,610	3,961,975
MetLife, Inc., Sr. Unsec’d. Notes	4.750%		02/08/21	1,500	1,625,078
MetLife, Inc., Sr. Unsec’d. Notes	5.875%		02/06/41	1,020	1,243,342
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%		09/15/44	2,500	2,703,595
Voya Financial, Inc., Gtd. Notes	2.900%		02/15/18	260	262,366

					14,518,122

Internet — 0.1%
Amazon.com, Inc., Sr. Unsec’d. Notes	4.950%		12/05/44	1,830	2,067,272
Netflix, Inc., Sr. Unsec’d. Notes	5.500%		02/15/22	120	127,500
Netflix, Inc., Sr. Unsec’d. Notes	5.875%		02/15/25	680	731,000

					2,925,772

Iron/Steel — 0.2%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	7.000%		02/25/22	740	841,661
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	7.750%		10/15/39	460	522,100
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.875%		11/21/36	3,140	3,375,814

					4,739,575

Leisure Time — 0.1%
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A(a)	4.625%		11/15/20	710	725,088
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	4.750%		12/15/21	880	893,200

					1,618,288

Lodging — 0.0%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Sr. Unsec’d. Notes, 144A(a)	4.875%		04/01/27	1,450	1,464,500

Machinery-Diversified — 0.0%
John Deere Capital Corp., Sr. Unsec’d. Notes	1.700%		01/15/20	510	506,330
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	2.250%		04/17/19	140	141,354
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	5.350%		04/03/18	600	623,167

					1,270,851

Media — 1.3%
21st Century Fox America, Inc., Gtd. Notes	4.500%		02/15/21	490	522,701
21st Century Fox America, Inc., Gtd. Notes	6.750%		01/09/38	250	299,983

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39	265	$338,303
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.625%		02/15/23	1,945	2,024,745
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%		05/01/27	830	834,150
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.908%		07/23/25	290	306,434
Comcast Cable Communications Holdings, Inc., Gtd. Notes	9.455%		11/15/22	80	106,672
Comcast Corp., Gtd. Notes(a)	3.375%		08/15/25	1,450	1,463,025
Comcast Corp., Gtd. Notes	4.200%		08/15/34	190	193,734
Comcast Corp., Gtd. Notes	4.250%		01/15/33	530	545,674
Comcast Corp., Gtd. Notes	5.650%		06/15/35	160	189,511
Comcast Corp., Gtd. Notes	5.875%		02/15/18	2,100	2,179,762
Comcast Corp., Gtd. Notes	6.400%		03/01/40	240	307,858
Comcast Corp., Gtd. Notes	6.550%		07/01/39	550	712,385
DISH DBS Corp., Gtd. Notes	5.875%		11/15/24	4,775	5,014,944
DISH DBS Corp., Gtd. Notes	6.750%		06/01/21	410	442,544
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%		04/15/19	2,370	2,375,359
NBCUniversal Media LLC, Gtd. Notes	4.375%		04/01/21	660	708,837
SFR Group SA (France), Sr. Sec’d. Notes, 144A	6.000%		05/15/22	3,710	3,844,488
SFR Group SA (France), Sr. Sec’d. Notes, 144A	6.250%		05/15/24	720	724,500
Time Warner Cable LLC, Sr. Sec’d. Notes	4.125%		02/15/21	1,905	1,981,832
Time Warner Cable LLC, Sr. Sec’d. Notes	5.000%		02/01/20	830	882,764
Time Warner Cable LLC, Sr. Sec’d. Notes	5.875%		11/15/40	1,620	1,719,727
Time Warner Cable LLC, Sr. Sec’d. Notes	7.300%		07/01/38	2,020	2,503,117
Time Warner Cable LLC, Sr. Sec’d. Notes	8.250%		04/01/19	2,180	2,430,401
Time Warner Entertainment Co. LP, Sr. Sec’d. Notes	8.375%		07/15/33	630	840,622
Time Warner, Inc., Gtd. Notes	4.700%		01/15/21	1,090	1,168,542
Time Warner, Inc., Gtd. Notes	4.750%		03/29/21	710	762,173
Time Warner, Inc., Gtd. Notes	6.250%		03/29/41	1,370	1,573,252
Viacom, Inc., Sr. Unsec’d. Notes	3.875%		04/01/24	570	571,297
Viacom, Inc., Sr. Unsec’d. Notes	4.250%		09/01/23	460	473,665
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500%		08/15/26	200	203,000

					38,246,001

Mining — 1.2%
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	4.100%		05/01/23	994	1,065,793
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	5.250%		04/01/42	200	217,456
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	6.950%		04/01/19	1,188	1,303,452
Barrick North America Finance LLC (Canada), Gtd. Notes	4.400%		05/30/21	243	260,479
Barrick North America Finance LLC (Canada), Gtd. Notes	5.700%		05/30/41	1,270	1,436,867
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	2.875%		02/24/22	282	286,352
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%		09/30/43	1,600	1,791,750
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.750	%(c)	10/19/75	4,980	5,632,380
Freeport-McMoRan, Inc., Gtd. Notes, 144A	6.500%		11/15/20	290	296,525
Freeport-McMoRan, Inc., Gtd. Notes, 144A	6.875%		02/15/23	2,696	2,783,620
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A(a)	2.700%		10/25/17	8,020	8,052,160

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A	4.000%	03/27/27	6,550	$6,466,448
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A	4.125%	05/30/23	280	285,401
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	3.750%	09/20/21	540	566,424
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	9.000%	05/01/19	470	536,183
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.250%	11/08/42	5,160	5,058,103

				36,039,393

Miscellaneous Manufacturing — 0.6%
Eaton Corp., Gtd. Notes	1.500%	11/02/17	750	749,901
Eaton Corp., Gtd. Notes	2.750%	11/02/22	4,950	4,915,513
Eaton Corp., Gtd. Notes	4.150%	11/02/42	1,690	1,665,652
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44	600	645,479
General Electric Co., Sr. Unsec’d. Notes, GMTN	4.625%	01/07/21	1,413	1,532,886
General Electric Co., Sr. Unsec’d. Notes, GMTN(a)	6.875%	01/10/39	4,177	5,931,411
General Electric Co., Sr. Unsec’d. Notes, MTN	4.375%	09/16/20	682	733,025
General Electric Co., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	98	107,571
General Electric Co., Sr. Unsec’d. Notes, MTN	5.875%	01/14/38	540	681,560
General Electric Co., Sub. Notes, MTN(a)	5.300%	02/11/21	1,051	1,163,806

				18,126,804

Oil & Gas — 3.7%
Anadarko Finance Co., Gtd. Notes	7.500%	05/01/31	190	241,298
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	4.850%	03/15/21	1,690	1,807,883
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	5.550%	03/15/26	3,140	3,484,715
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%	09/15/36	1,190	1,404,545
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.600%	03/15/46	1,320	1,596,842
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	1,324	1,330,793
Apache Corp., Sr. Unsec’d. Notes	4.250%	01/15/44	380	356,440
Apache Corp., Sr. Unsec’d. Notes	4.750%	04/15/43	310	309,451
Apache Corp., Sr. Unsec’d. Notes	5.100%	09/01/40	1,990	2,047,593
Apache Corp., Sr. Unsec’d. Notes	6.000%	01/15/37	1,040	1,176,540
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.119%	05/04/26	3,030	2,965,170
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.216%	11/28/23	2,880	2,894,760
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.506%	03/17/25	620	623,834
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.561%	11/01/21	170	177,000
Chesapeake Energy Corp., Gtd. Notes	5.750%	03/15/23	1,010	919,100
Chesapeake Energy Corp., Gtd. Notes(a)	6.125%	02/15/21	560	543,200
Chevron Corp., Sr. Unsec’d. Notes	2.954%	05/16/26	3,720	3,675,486
CNOOC Finance 2015 USA LLC (China), Gtd. Notes	3.500%	05/05/25	5,940	5,878,574
Concho Resources, Inc., Gtd. Notes	4.375%	01/15/25	840	845,250
ConocoPhillips Co., Gtd. Notes(a)	6.000%	01/15/20	470	519,007
Continental Resources, Inc., Gtd. Notes(a)	4.500%	04/15/23	330	321,130
Devon Energy Corp., Sr. Unsec’d. Notes(a)	3.250%	05/15/22	3,620	3,586,095
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%	06/15/45	3,920	3,933,069
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%	07/15/41	140	148,056
Devon Energy Corp., Sr. Unsec’d. Notes(a)	5.850%	12/15/25	2,120	2,431,663

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Devon Energy Corp., Sr. Unsec’d. Notes	7.950%	04/15/32	640	$830,157
Devon Financing Co. LLC, Gtd. Notes	7.875%	09/30/31	20	25,832
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	5.875%	05/28/45	4,800	4,368,000
Ensco PLC, Sr. Unsec’d. Notes(a)	8.000%	01/31/24	1,134	1,148,175
EOG Resources, Inc., Sr. Unsec’d. Notes	4.150%	01/15/26	1,140	1,190,945
Exxon Mobil Corp., Sr. Unsec’d. Notes	3.043%	03/01/26	2,380	2,379,731
Exxon Mobil Corp., Sr. Unsec’d. Notes	4.114%	03/01/46	1,630	1,675,707
Kerr-McGee Corp., Gtd. Notes	7.875%	09/15/31	1,220	1,563,630
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%	11/15/43	990	1,029,491
Noble Energy, Inc., Sr. Unsec’d. Notes	8.250%	03/01/19	3,660	4,071,355
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.000%	02/15/27	1,200	1,154,416
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.125%	02/15/22	440	449,104
Occidental Petroleum Corp., Sr. Unsec’d. Notes(a)	3.400%	04/15/26	1,610	1,606,893
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.100%	02/15/47	1,650	1,592,394
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.400%	04/15/46	480	486,786
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.625%	06/15/45	1,570	1,641,214
Petrobras Global Finance BV (Brazil), Gtd. Notes(a)	5.375%	01/27/21	8,480	8,704,720
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.125%	01/17/22	1,280	1,343,360
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.250%	03/17/24	2,690	2,758,595
Petrobras Global Finance BV (Brazil), Gtd. Notes	7.375%	01/17/27	1,060	1,120,632
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	06/27/44	1,270	1,120,839
Petroleos Mexicanos (Mexico), Gtd. Notes	6.375%	01/23/45	2,740	2,672,103
Petroleos Mexicanos (Mexico), Gtd. Notes	6.625%	06/15/35	310	319,331
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN	6.875%	08/04/26	1,900	2,109,000
QEP Resources, Inc., Sr. Unsec’d. Notes(a)	6.875%	03/01/21	1,440	1,530,000
Range Resources Corp., Gtd. Notes	4.875%	05/15/25	300	287,250
Sanchez Energy Corp., Gtd. Notes	7.750%	06/15/21	170	167,875
Shell International Finance BV (Netherlands), Gtd. Notes	2.875%	05/10/26	2,730	2,654,597
Shell International Finance BV (Netherlands), Gtd. Notes	4.000%	05/10/46	710	679,625
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%	03/25/20	2,940	3,132,717
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%	05/11/45	2,010	2,038,347
Shell International Finance BV (Netherlands), Gtd. Notes	4.550%	08/12/43	1,010	1,048,569
Sinopec Group Overseas Development 2012 Ltd. (China), Gtd. Notes, 144A	2.750%	05/17/17	1,880	1,882,577
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	4.375%	04/10/24	2,230	2,354,967
Statoil ASA (Norway), Gtd. Notes	3.125%	08/17/17	1,000	1,006,373
Transocean, Inc., Gtd. Notes	6.000%	03/15/18	1,630	1,662,600
Whiting Petroleum Corp., Gtd. Notes(a)	5.000%	03/15/19	320	319,200
Whiting Petroleum Corp., Gtd. Notes(a)	6.250%	04/01/23	780	776,100

				108,120,701

Oil & Gas Services — 0.2%
Halliburton Co., Sr. Unsec’d. Notes	3.800%	11/15/25	2,690	2,723,878
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.000%	12/21/20	2,060	2,106,402
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%	12/21/25	1,590	1,657,061
SESI LLC, Gtd. Notes(a)	7.125%	12/15/21	190	192,375

				6,679,716

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	4.625%		05/15/23	1,450	$1,460,875
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA (New Zealand), Sr. Sec’d. Notes	6.875%		02/15/21	1,001	1,028,907
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA (New Zealand), Sr. Sec’d. Notes, 144A	5.125%		07/15/23	610	626,775
WestRock RKT Co., Gtd. Notes	3.500%		03/01/20	590	605,535
WestRock RKT Co., Gtd. Notes	4.000%		03/01/23	370	381,897

					4,103,989

Pharmaceuticals — 0.5%
Actavis Funding SCS, Gtd. Notes	3.450%		03/15/22	1,160	1,184,450
Actavis Funding SCS, Gtd. Notes	3.800%		03/15/25	2,470	2,492,534
Actavis Funding SCS, Gtd. Notes	4.550%		03/15/35	60	60,163
Actavis Funding SCS, Gtd. Notes	4.750%		03/15/45	770	773,296
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	2.850%		05/08/22	2,180	2,198,981
Johnson & Johnson, Sr. Unsec’d. Notes	3.625%		03/03/37	1,340	1,328,845
Merck & Co., Inc., Sr. Unsec’d. Notes	2.750%		02/10/25	1,210	1,194,497
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	5.375%		03/15/20	250	223,750
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.875%		05/15/23	350	271,688
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	6.125%		04/15/25	690	531,300
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	7.500%		07/15/21	2,540	2,225,675
Valeant Pharmaceuticals International, Inc., Sr. Sec’d. Notes, 144A	6.500%		03/15/22	580	596,675
Valeant Pharmaceuticals International, Inc., Sr. Sec’d. Notes, 144A	7.000%		03/15/24	750	769,688
Wyeth LLC, Gtd. Notes	5.450%		04/01/17	220	220,000

					14,071,542

Pipelines — 0.7%
Enterprise Products Operating LLC, Gtd. Notes	4.742	%(c)	08/01/66	2,700	2,693,250
Kinder Morgan Energy Partners LP, Gtd. Notes	6.850%		02/15/20	690	767,889
Kinder Morgan, Inc., Gtd. Notes, 144A	5.000%		02/15/21	180	192,236
Kinder Morgan, Inc., Gtd. Notes, GMTN	7.750%		01/15/32	880	1,097,657
MPLX LP, Sr. Unsec’d. Notes	4.875%		12/01/24	1,450	1,525,309
MPLX LP, Sr. Unsec’d. Notes	4.875%		06/01/25	1,520	1,592,170
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	4.500%		11/01/23	470	482,276
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.875%		03/01/22	1,430	1,571,693
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	6.500%		07/15/21	429	443,229
Southern Natural Gas Co. LLC, Sr. Unsec’d. Notes	8.000%		03/01/32	2,150	2,867,601
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	7.850%		02/01/26	3,380	4,340,065
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	7.500%		01/15/31	1,231	1,434,115
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	7.875%		09/01/21	1,103	1,271,208

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	8.750%	03/15/32	210	$265,125

				20,543,823

Real Estate Investment Trusts (REITs) — 0.4%
Iron Mountain, Inc., Gtd. Notes, 144A	4.375%	06/01/21	3,000	3,082,500
Iron Mountain, Inc., Gtd. Notes, 144A	6.000%	10/01/20	1,620	1,696,950
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A	3.750%	09/17/24	5,750	5,816,315

				10,595,765

Retail — 0.7%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	6.000%	04/01/22	3,820	3,963,250
CVS Health Corp., Sr. Unsec’d. Notes	2.750%	12/01/22	6,440	6,371,292
CVS Health Corp., Sr. Unsec’d. Notes	3.875%	07/20/25	876	902,584
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	1,440	1,588,748
CVS Pass-Through Trust, Pass-Through Certificates	6.036%	12/10/28	784	881,645
CVS Pass-Through Trust, Pass-Through Certificates	6.943%	01/10/30	685	814,892
Dollar Tree, Inc., Gtd. Notes	5.750%	03/01/23	1,140	1,214,100
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.500%	03/01/27	410	410,881
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%	01/30/26	2,050	2,096,736
QVC, Inc., Sr. Sec’d. Notes	5.950%	03/15/43	110	101,670
TJX Cos., Inc. (The), Sr. Unsec’d. Notes	2.250%	09/15/26	300	275,498
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes(a)	3.450%	06/01/26	2,400	2,346,622
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	6.200%	04/15/38	340	441,996

				21,409,914

Semiconductors — 0.1%
Intel Corp., Sr. Unsec’d. Notes	3.700%	07/29/25	750	784,110
Intel Corp., Sr. Unsec’d. Notes	4.900%	07/29/45	450	504,580
National Semiconductor Corp., Sr. Unsec’d. Notes	6.600%	06/15/17	220	222,341

				1,511,031

Software — 0.9%
Activision Blizzard, Inc., Sr. Unsec’d. Notes, 144A	6.125%	09/15/23	1,860	2,013,450
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23	1,180	1,265,550
First Data Corp., Sec’d. Notes, 144A(a)	5.750%	01/15/24	1,460	1,505,990
Microsoft Corp., Sr. Unsec’d. Notes	2.400%	08/08/26	6,440	6,093,335
Microsoft Corp., Sr. Unsec’d. Notes	2.700%	02/12/25	800	786,142
Microsoft Corp., Sr. Unsec’d. Notes	2.875%	02/06/24	3,240	3,260,817
Microsoft Corp., Sr. Unsec’d. Notes(a)	3.300%	02/06/27	4,660	4,731,517
Microsoft Corp., Sr. Unsec’d. Notes	3.450%	08/08/36	130	123,159
Microsoft Corp., Sr. Unsec’d. Notes	3.950%	08/08/56	600	560,740
Microsoft Corp., Sr. Unsec’d. Notes	4.100%	02/06/37	350	361,218
Microsoft Corp., Sr. Unsec’d. Notes	4.500%	02/06/57	1,390	1,430,984
Oracle Corp., Sr. Unsec’d. Notes	1.200%	10/15/17	3,110	3,109,191

				25,242,093

Telecommunications — 1.6%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000%	03/30/20	1,930	2,068,717
America Movil SAB de CV (Mexico), Gtd. Notes	5.625%	11/15/17	1,000	1,023,494

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
AT&T, Inc., Sr. Unsec’d. Notes	3.000%	02/15/22	910	$907,900
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	4,840	4,675,082
AT&T, Inc., Sr. Unsec’d. Notes(a)	4.250%	03/01/27	1,180	1,193,072
AT&T, Inc., Sr. Unsec’d. Notes	4.350%	06/15/45	1,710	1,505,110
AT&T, Inc., Sr. Unsec’d. Notes	4.450%	05/15/21	230	244,977
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	03/09/48	1,603	1,425,452
AT&T, Inc., Sr. Unsec’d. Notes	5.450%	03/01/47	710	725,800
AT&T, Inc., Sr. Unsec’d. Notes	5.500%	02/01/18	1,250	1,288,840
Bharti Airtel Ltd. (India), Sr. Unsec’d. Notes, 144A	4.375%	06/10/25	3,070	3,067,791
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	5.950%	01/15/18	1,050	1,084,526
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.125%	12/15/30	460	688,117
CenturyLink, Inc., Sr. Unsec’d. Notes	6.150%	09/15/19	1,000	1,065,000
CommScope Technologies LLC, Gtd. Notes, 144A(a)	5.000%	03/15/27	730	728,869
Sprint Corp., Gtd. Notes(a)	7.625%	02/15/25	3,710	4,053,175
Sprint Corp., Gtd. Notes	7.875%	09/15/23	1,840	2,037,800
Telefonica Emisiones SAU (Spain), Gtd. Notes	5.134%	04/27/20	1,520	1,637,253
Telefonica Emisiones SAU (Spain), Gtd. Notes	6.221%	07/03/17	80	80,880
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.450%	11/01/22	225	217,032
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.625%	08/15/26	780	712,252
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.850%	11/01/42	370	309,787
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	4.125%	03/16/27	7,660	7,789,768
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	09/15/20	380	404,466
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.862%	08/21/46	2,340	2,249,674
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	2,940	3,235,758
West Corp., Gtd. Notes, 144A	5.375%	07/15/22	2,440	2,397,300
West Corp., Sr. Sec’d. Notes, 144A	4.750%	07/15/21	400	407,000

				47,224,892

Textiles — 0.1%
Cintas Corp. No. 2, Gtd. Notes	2.900%	04/01/22	1,200	1,213,996
Cintas Corp. No. 2, Gtd. Notes	3.700%	04/01/27	1,300	1,328,366

				2,542,362

Trucking & Leasing — 0.0%
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.250%	08/15/22	402	418,080
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.500%	02/15/24	740	769,600

				1,187,680

TOTAL CORPORATE BONDS (cost $901,402,125)				925,147,354

FOREIGN GOVERNMENT BONDS — 6.2%
Argentine Bonos del Tesoro (Argentina), Unsec’d. Notes	18.200%	10/03/21	ARS 101,240	7,069,492

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate			Maturity Date	Principal Amount (000)#	Value

FOREIGN GOVERNMENT BONDS (Continued)
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, 144A	7.125%		07/06/36	5,650	$5,469,200
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	9.762%		01/01/21	BRL 82,407	26,461,354
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	9.762%		01/01/23	BRL 27,638	8,845,800
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.625%		01/05/23	670	621,425
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.000%		01/27/45	3,470	3,088,300
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.625%		01/07/41	3,850	3,744,125
China Government Bond (China), Sr. Unsec’d. Notes, RegS	3.310%		11/30/25	CNY 12,500	1,659,263
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	5.625%		02/26/44	2,850	3,099,375
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	3.750%		04/25/22	270	275,419
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%		05/05/21	1,067	1,140,179
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	5.875%		03/13/20	360	393,659
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS, MTN	3.750%		04/25/22	3,640	3,713,055
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS, MTN	4.625%		04/15/43	720	725,185
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS, MTN	5.125%		01/15/45	790	837,179
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A	3.500%		03/20/27	3,960	4,004,550
Mexican Bonos (Mexico), Bonds	6.500%		06/09/22	MXN 531,246	27,850,433
Mexican Bonos (Mexico), Sr. Unsec’d. Notes	7.750%		11/23/34	MXN 144,520	7,989,483
Mexican Bonos (Mexico), Sr. Unsec’d. Notes	7.750%		11/13/42	MXN 563,124	31,115,774
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	5.625%		11/18/50	2,310	2,751,788
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes(a)	6.550%		03/14/37	390	503,588
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	4.000%		01/22/24	5,990	6,287,320
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN, 144A	5.125%		10/15/24	6,090	5,902,427
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	6.500%		02/15/23	1,520	1,523,343
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	7.875%		06/15/27	1,310	1,326,637
Russian Federal Bond (Russia), Bonds	7.000%		08/16/23	RUB 263,320	4,475,235
Russian Federal Bond (Russia), Bonds	7.030%		01/19/28	RUB 754,330	12,589,359
Russian Federal Bond (Russia), Bonds	7.750%		09/16/26	RUB 79,640	1,401,687
Russian Federal Bond (Russia), Bonds	8.150%		02/03/27	RUB 353,430	6,440,323

TOTAL FOREIGN GOVERNMENT BONDS (cost $198,775,713)					181,304,957

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 11.5%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 1A1	3.165	%(c)	09/25/35	382	291,094
Alternative Loan Trust, Series 2005-J4, Class M2	1.622	%(c)	07/25/35	5,607	5,192,775
American Home Mortgage Investment Trust, Series 2004-4, Class 1A1	1.662	%(c)	02/25/45	3,734	3,546,194

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Banc of America Funding Trust, Series 2015-R2, Class 4A1, 144A	1.147	%(c)	09/29/36	8,314	$7,986,552
Banc of America Mortgage Trust, Series 2003-H, Class 3A1	3.262	%(c)	09/25/33	233	228,619
Banc of America Mortgage Trust, Series 2005-12, Class A2	1.882	%(c)	01/25/36	825	736,826
Banc of America Mortgage Trust, Series 2005-H, Class 2A1	3.226	%(c)	09/25/35	131	125,541
BCAP LLC Trust, Series 2006-AA1, Class A1	1.172	%(c)	10/25/36	2,096	1,639,239
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 24A1	3.212	%(c)	02/25/36	146	134,429
Bear Stearns Alt-A Trust, Series 2004-11, Class 1M1	1.882	%(c)	11/25/34	11,935	10,355,163
Bear Stearns Alt-A Trust, Series 2004-13, Class A1	1.722	%(c)	11/25/34	75	73,038
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-3A, Class A2, 144A	1.282	%(c)	08/25/35	251	233,813
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-4A, Class A2, 144A	1.068	%(c)	10/25/35	254	236,512
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A2, 144A	0.978	%(c)	01/25/36	387	331,408
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-3A, Class A2, 144A	1.008	%(c)	07/25/36	419	377,768
Citigroup Mortgage Loan Trust, Series 2010-3, Class 4A1, 144A	2.910	%(c)	02/25/36	448	445,358
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB6, Class A1	3.124	%(c)	11/20/34	133	130,564
CSMC Trust, Series 2015-2R, Class 3A1, 144A	0.988	%(c)	04/27/36	7,469	6,876,362
CSMC Trust, Series 2015-2R, Class 7A1, 144A	3.029	%(c)	08/27/36	6,264	6,349,147
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2006-PR1, Class 5AS4, PO, 144A(g)	6.161	%(c)	04/15/36	34,514	9,205,284
Fannie Mae Connecticut Avenue Securities, Series 2013-C01, Class M2	6.232	%(c)	10/25/23	9,970	11,378,773
Fannie Mae Connecticut Avenue Securities, Series 2014-C01, Class M2	5.382	%(c)	01/25/24	18,640	20,618,589
Fannie Mae Connecticut Avenue Securities, Series 2014-C02, Class 1M2	3.582	%(c)	05/25/24	16,420	16,749,172
Fannie Mae Connecticut Avenue Securities, Series 2014-C03, Class 1M2	3.982	%(c)	07/25/24	27,860	28,736,902
Fannie Mae Interest Strip, Series 409, Class C1, IO	3.000%		11/25/26	2,887	240,317
Fannie Mae Interest Strip, Series 409, Class C2, IO	3.000%		04/25/27	3,090	272,749
Fannie Mae Interest Strip, Series 409, Class C13, IO	3.500%		11/25/41	2,239	394,534
Fannie Mae Interest Strip, Series 409, Class C22, IO	4.500%		11/25/39	2,276	466,839
Fannie Mae REMICS, Series 2004-38, Class FK	1.332	%(c)	05/25/34	629	626,968
Fannie Mae REMICS, Series 2010-27, Class AS, IO	5.498	%(c)	04/25/40	1,753	347,361
Fannie Mae REMICS, Series 2010-110, Class AE	9.750%		11/25/18	448	466,125
Fannie Mae REMICS, Series 2010-123, Class PM	4.000%		07/25/40	7,300	7,732,006
Fannie Mae REMICS, Series 2010-150, Class SK, IO	5.548	%(c)	01/25/41	1,602	261,020
Fannie Mae REMICS, Series 2011-14, Class GD	4.000%		04/25/40	38,533	40,382,115
Fannie Mae REMICS, Series 2011-15, Class AB	9.750%		08/25/19	140	145,897

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae REMICS, Series 2011-99, Class KS, IO	5.718	%(c)	10/25/26	2,132	$284,316
Fannie Mae REMICS, Series 2012-28, Class B	6.500%		06/25/39	357	393,508
Fannie Mae REMICS, Series 2012-46, Class BA	6.000%		05/25/42	1,574	1,780,505
Fannie Mae REMICS, Series 2012-51, Class B	7.000%		05/25/42	635	728,335
Fannie Mae REMICS, Series 2012-70, Class YS, IO	5.668	%(c)	02/25/41	264	36,968
Fannie Mae REMICS, Series 2012-74, Class AI, IO	3.000%		07/25/27	2,016	213,838
Fannie Mae REMICS, Series 2012-74, Class OA, PO	1.000	%(s)	03/25/42	158	145,633
Fannie Mae REMICS, Series 2012-74, Class SA, IO	5.668	%(c)	03/25/42	1,821	305,609
Fannie Mae REMICS, Series 2012-75, Class AO, PO	1.000	%(s)	03/25/42	238	218,450
Fannie Mae REMICS, Series 2012-75, Class NS, IO	5.618	%(c)	07/25/42	135	25,900
Fannie Mae REMICS, Series 2012-93, Class IB, IO	3.000%		09/25/27	4,842	483,553
Fannie Mae REMICS, Series 2012-118, Class CI, IO	3.500%		12/25/39	2,878	353,373
Fannie Mae REMICS, Series 2012-133, Class CS, IO	5.168	%(c)	12/25/42	825	162,126
Fannie Mae REMICS, Series 2012-134, Class MS, IO	5.168	%(c)	12/25/42	1,149	257,637
Fannie Mae REMICS, Series 2012-139, Class DI, IO	3.000%		12/25/27	2,330	218,229
Fannie Mae REMICS, Series 2013-9, Class BC	6.500%		07/25/42	2,007	2,288,227
Fannie Mae REMICS, Series 2013-9, Class CB	5.500%		04/25/42	4,994	5,535,558
Fannie Mae REMICS, Series 2013-9, Class SA, IO	5.168	%(c)	03/25/42	7,680	1,169,984
Fannie Mae REMICS, Series 2013-26, Class HI, IO	3.000%		04/25/32	3,145	272,563
Fannie Mae REMICS, Series 2013-73, Class IA, IO	3.000%		09/25/32	12,048	1,322,614
Fannie Mae REMICS, Series 2013-126, Class CS, IO	5.168	%(c)	09/25/41	6,297	766,110
Fannie Mae REMICS, Series 2015-55, Class IO, IO	1.701	%(c)	08/25/55	3,546	196,872
Fannie Mae REMICS, Series 2015-56, Class AS, IO	5.168	%(c)	08/25/45	1,025	242,100
Freddie Mac Reference REMIC, Series R007, Class ZA	6.000%		05/15/36	2,762	3,105,549
Freddie Mac REMICS, Series 2957, Class ZA	5.000%		03/15/35	5,569	6,090,131
Freddie Mac REMICS, Series 3242, Class SC, IO	5.378	%(c)	11/15/36	570	81,631
Freddie Mac REMICS, Series 3368, Class AI, IO	5.118	%(c)	09/15/37	1,454	254,581
Freddie Mac REMICS, Series 3621, Class SB, IO	5.318	%(c)	01/15/40	292	49,673
Freddie Mac REMICS, Series 3639, Class EY	5.000%		02/15/30	2,224	2,387,361
Freddie Mac REMICS, Series 3768, Class MB	4.000%		12/15/39	10,171	10,676,576
Freddie Mac REMICS, Series 3806, Class CZ	5.500%		07/15/34	9,103	10,162,169
Freddie Mac REMICS, Series 3947, Class SG, IO	5.038	%(c)	10/15/41	6,042	1,033,874
Freddie Mac REMICS, Series 4054, Class SA, IO	5.138	%(c)	08/15/39	1,378	182,639
Freddie Mac REMICS, Series 4092, Class AI, IO	3.000%		09/15/31	1,366	136,421
Freddie Mac REMICS, Series 4119, Class IN, IO	3.500%		10/15/32	1,718	228,596
Freddie Mac REMICS, Series 4146, Class DI, IO	3.000%		12/15/31	6,761	704,595

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac REMICS, Series 4174, Class SA, IO	5.288	%(c)	05/15/39	1,414	$182,966
Freddie Mac REMICS, Series 4194, Class BI, IO	3.500%		04/15/43	4,475	658,702
Freddie Mac REMICS, Series 4210, Class Z	3.000%		05/15/43	2,746	2,523,933
Freddie Mac REMICS, Series 4239, Class IO, IO	3.500%		06/15/27	8,911	951,224
Freddie Mac REMICS, Series 4415, Class IO, IO	1.908	%(c)	04/15/41	2,931	164,361
Freddie Mac Strips, Series 283, Class IO, IO	3.500%		10/15/27	1,365	139,653
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class M2	4.232	%(c)	07/25/29	7,110	7,096,948
Government National Mortgage Assoc., Series 2010-31, Class GS, IO	5.522	%(c)	03/20/39	385	32,576
Government National Mortgage Assoc., Series 2010-42, Class BS, IO	5.502	%(c)	04/20/40	260	45,469
Government National Mortgage Assoc., Series 2010-76, Class CS, IO	5.572	%(c)	06/20/40	4,089	956,427
Government National Mortgage Assoc., Series 2010-85, Class HS, IO	5.672	%(c)	01/20/40	420	59,054
Government National Mortgage Assoc., Series 2010-H02, Class FA	1.456	%(c)	02/20/60	5,521	5,529,536
Government National Mortgage Assoc., Series 2010-H11, Class FA	1.776	%(c)	06/20/60	6,865	6,954,909
Government National Mortgage Assoc., Series 2010-H20, Class AF	1.110	%(c)	10/20/60	12,041	11,927,237
Government National Mortgage Assoc., Series 2010-H24, Class FA	1.130	%(c)	10/20/60	10,616	10,517,320
Government National Mortgage Assoc., Series 2010-H26, Class LF	1.130	%(c)	08/20/58	770	762,041
Government National Mortgage Assoc., Series 2012-34, Class SA, IO	5.072	%(c)	03/20/42	3,099	542,166
Government National Mortgage Assoc., Series 2012-43, Class SN, IO	5.672	%(c)	04/16/42	1,637	375,383
Government National Mortgage Assoc., Series 2012-66, Class CI, IO	3.500%		02/20/38	2,736	256,391
Government National Mortgage Assoc., Series 2012-98, Class SA, IO	5.172	%(c)	08/16/42	1,545	243,931
Government National Mortgage Assoc., Series 2012-124, Class AS, IO	5.272	%(c)	10/16/42	2,394	442,366
Government National Mortgage Assoc., Series 2013-69, Class AI, IO	3.500%		05/20/43	1,893	370,000
Government National Mortgage Assoc., Series 2014-5, Class SP, IO	5.222	%(c)	06/16/43	2,704	353,292
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class G41B	0.978	%(c)	10/25/45	213	181,008
GreenPoint Mortgage Funding Trust, Series 2006-AR3, Class 3A1	1.212	%(c)	04/25/36	159	145,248
GSMPS Mortgage Loan Trust, Series 2004-4, Class 1AF, 144A	1.382	%(c)	06/25/34	2,352	2,093,549
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 144A	1.332	%(c)	03/25/35	1,142	1,008,847
GSR Mortgage Loan Trust, Series 2005-8F, Class 2A1	5.500%		11/25/35	296	294,232
HarborView Mortgage Loan Trust, Series 2004-11, Class 3A3	1.738	%(c)	01/19/35	231	178,394
Homestar Mortgage Acceptance Corp., Series 2004-3, Class AV1	1.432	%(c)	07/25/34	319	315,813
IndyMac INDX Mortgage Loan Trust, Series 2006-AR27, Class 2A2	1.182	%(c)	10/25/36	1,168	988,862
JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4	3.252	%(c)	08/25/35	832	827,962

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate			Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Mortgage Trust, Series 2005-S3, Class 1A1	6.500%		01/25/36	2,536	$2,203,215
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1	3.064	%(c)	04/21/34	827	848,165
MASTR Alternative Loan Trust, Series 2004-10, Class 5A1	1.432	%(c)	09/25/34	810	766,286
Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 2A1	2.962	%(c)	02/25/36	310	307,767
Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 2A	3.163	%(c)	07/25/34	673	660,940
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 1A1	1.682	%(c)	12/25/35	1,471	1,165,726
Mortgage Repurchase Agreement Financing Trust, Series 2016-4, Class A2, 144A^	1.972	%(c)	05/10/19	710	706,988
NAAC Reperforming Loan REMIC Trust Certificates, Series 2004-R3, Class A1, 144A	6.500%		02/25/35	2,227	2,171,894
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1	1.848	%(c)	02/25/35	7,368	6,593,587
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 2A	3.771	%(c)	06/25/36	836	696,390
RAMP Trust, Series 2005-SL1, Class A7	8.000%		05/25/32	137	116,487
RBSGC Mortgage Loan Trust, Series 2007-B, Class 1A4	1.432	%(c)	01/25/37	952	579,954
RBSSP Resecuritization Trust, Series 2010-3, Class 4A1, 144A	3.628	%(c)	12/26/35	341	341,666
Reperforming Loan REMIC Trust, Series 2004-R1, Class 1AF, 144A	1.382	%(c)	11/25/34	3,997	3,431,135
Residential Accredit Loans, Inc. Trust, Series 2005-QA1, Class M1	1.532	%(c)	01/25/35	6,882	6,084,637
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2A2	1.342	%(c)	01/25/37	290	176,215
Residential Asset Securitization Trust, Series 2007-A7, Class A3	5.999%		07/25/37	2,170	1,461,853
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A	1.352	%(c)	07/25/34	517	499,582
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2	1.282	%(c)	09/25/34	430	372,090
Structured Asset Securities Corp., Series 2005-RF1, Class A, 144A	1.332	%(c)	03/25/35	2,516	2,170,863
Towd Point Mortgage Funding 2016-Vantage1 PLC (United Kingdom), Series 2016-V1A, Class A1	1.556%		02/20/54	GBP 4,292	5,374,236
Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 1A1	3.377	%(c)	08/20/35	87	76,355
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR9, Class 1A7	2.785	%(c)	09/25/33	236	239,128
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1C3	1.472	%(c)	10/25/45	3,994	3,769,736
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY4, Class 4A1	2.678	%(c)	09/25/36	331	295,835
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR4, Class 2A1	3.337	%(c)	04/25/36	97	88,932

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $326,166,726)					334,130,319

U.S. GOVERNMENT AGENCY OBLIGATIONS — 21.5%
Federal Home Loan Mortgage Corp.	3.000%		01/01/47	8,639	8,588,571
Federal Home Loan Mortgage Corp.	3.000%		01/01/47	3,572	3,547,175
Federal Home Loan Mortgage Corp.	3.000%		01/01/47	2,182	2,168,765

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	3.000%		01/01/47	1,593	$1,581,754
Federal Home Loan Mortgage Corp.	3.000%		TBA	11,900	11,790,296
Federal Home Loan Mortgage Corp.	3.500%		10/01/42	2,945	3,020,371
Federal Home Loan Mortgage Corp.	3.500%		11/01/42	63	65,080
Federal Home Loan Mortgage Corp.	3.500%		03/01/43	3,481	3,570,170
Federal Home Loan Mortgage Corp.	3.500%		02/01/44	1,292	1,324,866
Federal Home Loan Mortgage Corp.	3.500%		TBA	27,700	28,327,577
Federal Home Loan Mortgage Corp.	4.000%		03/01/42	1,715	1,806,411
Federal Home Loan Mortgage Corp.	4.000%		10/01/42	4,717	4,988,925
Federal Home Loan Mortgage Corp.	4.000%		04/01/43	1,887	1,996,254
Federal Home Loan Mortgage Corp.	4.000%		05/01/43	145	154,478
Federal Home Loan Mortgage Corp.	4.000%		06/01/43	234	246,575
Federal Home Loan Mortgage Corp.	4.000%		06/01/43	156	166,147
Federal Home Loan Mortgage Corp.	4.000%		06/01/43	146	154,416
Federal Home Loan Mortgage Corp.	4.000%		06/01/43	144	152,066
Federal Home Loan Mortgage Corp.	4.000%		06/01/43	129	136,792
Federal Home Loan Mortgage Corp.	4.000%		07/01/43	794	844,445
Federal Home Loan Mortgage Corp.	4.000%		07/01/43	771	817,627
Federal Home Loan Mortgage Corp.	4.000%		08/01/43	1,051	1,111,237
Federal Home Loan Mortgage Corp.	4.000%		03/01/47	20,100	21,099,484
Federal Home Loan Mortgage Corp.	4.000%		TBA	22,200	23,285,718
Federal Home Loan Mortgage Corp.	4.500%		12/01/43	2,410	2,632,753
Federal Home Loan Mortgage Corp.	4.500%		03/01/44	2,537	2,769,214
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	6,697	7,282,960
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	1,741	1,893,579
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	1,628	1,774,737
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	1,256	1,359,240
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	1,152	1,244,913
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	1,096	1,183,915
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	1,089	1,180,850
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	748	804,438
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	350	375,069
Federal Home Loan Mortgage Corp.	5.000%		03/01/38	559	608,400
Federal Home Loan Mortgage Corp.	5.000%		06/01/41	392	431,688
Federal Home Loan Mortgage Corp.	5.500%		12/01/38	1,119	1,240,906
Federal Home Loan Mortgage Corp.	5.500%		12/01/38	481	539,216
Federal Home Loan Mortgage Corp.	6.500%		09/01/39	1,231	1,369,084
Federal Home Loan Mortgage Corp.	6.500%		09/01/39	400	452,375
Federal Home Loan Mortgage Corp.	7.000%		03/01/39	411	464,419
Federal National Mortgage Assoc.	2.500%		01/01/28	1,859	1,880,952
Federal National Mortgage Assoc.	2.500%		02/01/28	843	853,157
Federal National Mortgage Assoc.	2.500%		10/01/42	1,938	1,856,064
Federal National Mortgage Assoc.	2.500%		TBA	9,100	9,104,266
Federal National Mortgage Assoc.	2.589	%(s)	10/09/19	18,560	17,715,149
Federal National Mortgage Assoc.	3.000%		09/01/42	10,990	10,956,248
Federal National Mortgage Assoc.	3.000%		09/01/42	5,251	5,235,147
Federal National Mortgage Assoc.	3.000%		12/01/42	79	78,127
Federal National Mortgage Assoc.	3.000%		12/01/42	67	66,660
Federal National Mortgage Assoc.	3.000%		01/01/43	1,186	1,179,229
Federal National Mortgage Assoc.	3.000%		01/01/43	880	874,544
Federal National Mortgage Assoc.	3.000%		01/01/43	389	386,601
Federal National Mortgage Assoc.	3.000%		01/01/43	179	178,404
Federal National Mortgage Assoc.	3.000%		01/01/43	141	140,399
Federal National Mortgage Assoc.	3.000%		01/01/43	73	72,574
Federal National Mortgage Assoc.	3.000%		01/01/43	55	55,117
Federal National Mortgage Assoc.	3.000%		02/01/43	155	154,108
Federal National Mortgage Assoc.	3.000%		11/01/46	10,057	9,975,684
Federal National Mortgage Assoc.	3.000%		12/01/46	3,462	3,444,268
Federal National Mortgage Assoc.	3.000%		01/01/47	6,953	6,911,238

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.000%	01/01/47	2,183	$2,169,497
Federal National Mortgage Assoc.	3.000%	02/01/47	7,867	7,827,545
Federal National Mortgage Assoc.	3.000%	TBA	12,300	12,192,375
Federal National Mortgage Assoc.	3.000%	TBA	1,600	1,640,524
Federal National Mortgage Assoc.	3.500%	09/01/42	1,815	1,862,134
Federal National Mortgage Assoc.	3.500%	01/01/43	8,656	8,872,772
Federal National Mortgage Assoc.	3.500%	04/01/43	3,600	3,699,150
Federal National Mortgage Assoc.	3.500%	12/01/45	9,491	9,713,868
Federal National Mortgage Assoc.	3.500%	12/01/45	1,369	1,405,795
Federal National Mortgage Assoc.	3.500%	01/01/46	1,392	1,430,386
Federal National Mortgage Assoc.	3.500%	01/01/46	1,352	1,387,671
Federal National Mortgage Assoc.	4.000%	04/01/42	212	223,130
Federal National Mortgage Assoc.	4.000%	10/01/42	2,429	2,569,286
Federal National Mortgage Assoc.	4.000%	11/01/42	4,309	4,559,405
Federal National Mortgage Assoc.	4.000%	12/01/42	1,703	1,790,368
Federal National Mortgage Assoc.	4.000%	12/01/42	270	290,622
Federal National Mortgage Assoc.	4.000%	12/01/42	175	188,053
Federal National Mortgage Assoc.	4.000%	04/01/43	274	290,187
Federal National Mortgage Assoc.	4.000%	06/01/43	844	888,921
Federal National Mortgage Assoc.	4.000%	06/01/43	698	739,607
Federal National Mortgage Assoc.	4.000%	06/01/43	389	411,589
Federal National Mortgage Assoc.	4.000%	06/01/43	343	362,058
Federal National Mortgage Assoc.	4.000%	06/01/43	337	357,532
Federal National Mortgage Assoc.	4.000%	06/01/43	298	316,758
Federal National Mortgage Assoc.	4.000%	06/01/43	268	284,330
Federal National Mortgage Assoc.	4.000%	06/01/43	205	217,440
Federal National Mortgage Assoc.	4.000%	06/01/43	195	206,195
Federal National Mortgage Assoc.	4.000%	06/01/43	145	153,484
Federal National Mortgage Assoc.	4.000%	06/01/43	142	150,074
Federal National Mortgage Assoc.	4.000%	06/01/43	116	121,841
Federal National Mortgage Assoc.	4.000%	06/01/43	78	82,889
Federal National Mortgage Assoc.	4.000%	06/01/43	59	62,035
Federal National Mortgage Assoc.	4.000%	07/01/43	1,214	1,282,744
Federal National Mortgage Assoc.	4.000%	07/01/43	1,011	1,071,467
Federal National Mortgage Assoc.	4.000%	07/01/43	740	780,120
Federal National Mortgage Assoc.	4.000%	07/01/43	73	77,041
Federal National Mortgage Assoc.	4.000%	01/01/45	2,446	2,586,329
Federal National Mortgage Assoc.	4.000%	02/01/56	14,866	15,650,611
Federal National Mortgage Assoc.	4.000%	TBA	47,000	49,298,591
Federal National Mortgage Assoc.	4.500%	04/01/31	647	694,810
Federal National Mortgage Assoc.	4.500%	05/01/31	2,027	2,177,870
Federal National Mortgage Assoc.	4.500%	06/01/31	703	755,414
Federal National Mortgage Assoc.	4.500%	11/01/31	888	954,583
Federal National Mortgage Assoc.	4.500%	12/01/31	1,015	1,091,315
Federal National Mortgage Assoc.	4.500%	12/01/31	206	221,407
Federal National Mortgage Assoc.	4.500%	12/01/39	5	5,043
Federal National Mortgage Assoc.	4.500%	09/01/41	815	877,778
Federal National Mortgage Assoc.	4.500%	10/01/41	1,205	1,296,619
Federal National Mortgage Assoc.	4.500%	10/01/41	456	489,579
Federal National Mortgage Assoc.	4.500%	10/01/41	309	333,203
Federal National Mortgage Assoc.	4.500%	09/01/42	124	134,920
Federal National Mortgage Assoc.	4.500%	09/01/43	1,122	1,222,084
Federal National Mortgage Assoc.	4.500%	09/01/43	141	150,874
Federal National Mortgage Assoc.	4.500%	09/01/43	96	103,293
Federal National Mortgage Assoc.	4.500%	10/01/43	1,022	1,113,421
Federal National Mortgage Assoc.	4.500%	10/01/43	1,007	1,081,680
Federal National Mortgage Assoc.	4.500%	10/01/43	238	254,977
Federal National Mortgage Assoc.	4.500%	10/01/43	170	182,009
Federal National Mortgage Assoc.	4.500%	10/01/43	87	93,101

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.500%	10/01/43	8	$8,451
Federal National Mortgage Assoc.	4.500%	11/01/43	717	780,554
Federal National Mortgage Assoc.	4.500%	11/01/43	410	439,637
Federal National Mortgage Assoc.	4.500%	11/01/43	216	232,079
Federal National Mortgage Assoc.	4.500%	12/01/43	863	939,630
Federal National Mortgage Assoc.	4.500%	12/01/43	667	715,344
Federal National Mortgage Assoc.	4.500%	12/01/43	17	18,362
Federal National Mortgage Assoc.	4.500%	01/01/44	3,830	4,159,177
Federal National Mortgage Assoc.	4.500%	01/01/44	600	651,492
Federal National Mortgage Assoc.	4.500%	01/01/44	600	653,545
Federal National Mortgage Assoc.	4.500%	01/01/44	490	525,625
Federal National Mortgage Assoc.	4.500%	01/01/44	483	522,261
Federal National Mortgage Assoc.	4.500%	02/01/44	1,937	2,102,868
Federal National Mortgage Assoc.	4.500%	02/01/44	1,058	1,148,817
Federal National Mortgage Assoc.	4.500%	02/01/44	438	469,843
Federal National Mortgage Assoc.	4.500%	02/01/44	350	374,903
Federal National Mortgage Assoc.	4.500%	02/01/44	215	230,876
Federal National Mortgage Assoc.	4.500%	02/01/44	90	97,014
Federal National Mortgage Assoc.	4.500%	03/01/44	393	421,664
Federal National Mortgage Assoc.	4.500%	03/01/44	170	185,637
Federal National Mortgage Assoc.	4.500%	04/01/44	1,269	1,381,314
Federal National Mortgage Assoc.	4.500%	04/01/44	1,197	1,290,961
Federal National Mortgage Assoc.	4.500%	04/01/44	1,089	1,181,883
Federal National Mortgage Assoc.	4.500%	04/01/44	690	746,855
Federal National Mortgage Assoc.	4.500%	04/01/44	667	721,677
Federal National Mortgage Assoc.	4.500%	04/01/44	138	147,706
Federal National Mortgage Assoc.	4.500%	04/01/44	113	121,441
Federal National Mortgage Assoc.	4.500%	04/01/44	41	44,437
Federal National Mortgage Assoc.	4.500%	05/01/44	4,687	5,028,170
Federal National Mortgage Assoc.	4.500%	05/01/44	1,791	1,920,706
Federal National Mortgage Assoc.	4.500%	05/01/44	358	384,145
Federal National Mortgage Assoc.	4.500%	05/01/44	259	278,133
Federal National Mortgage Assoc.	4.500%	05/01/44	50	54,071
Federal National Mortgage Assoc.	4.500%	06/01/44	239	256,624
Federal National Mortgage Assoc.	4.500%	07/01/44	1,216	1,317,318
Federal National Mortgage Assoc.	4.500%	08/01/44	85	90,878
Federal National Mortgage Assoc.	4.500%	10/01/44	6,896	7,462,233
Federal National Mortgage Assoc.	4.500%	01/01/45	311	338,600
Federal National Mortgage Assoc.	5.000%	07/01/33	293	321,762
Federal National Mortgage Assoc.	5.000%	09/01/33	338	370,262
Federal National Mortgage Assoc.	5.000%	10/01/35	971	1,064,704
Federal National Mortgage Assoc.	5.000%	08/01/38	4,739	5,183,886
Federal National Mortgage Assoc.	5.000%	01/01/39	24	26,752
Federal National Mortgage Assoc.	5.000%	12/01/39	24	26,553
Federal National Mortgage Assoc.	5.000%	05/01/40	38	41,765
Federal National Mortgage Assoc.	5.000%	05/01/40	35	38,348
Federal National Mortgage Assoc.	5.000%	06/01/40	150	166,203
Federal National Mortgage Assoc.	5.000%	07/01/40	45	49,733
Federal National Mortgage Assoc.	5.000%	11/01/40	1,622	1,794,444
Federal National Mortgage Assoc.	5.000%	01/01/41	126	139,236
Federal National Mortgage Assoc.	5.000%	02/01/41	68	74,582
Federal National Mortgage Assoc.	5.000%	04/01/41	223	247,416
Federal National Mortgage Assoc.	5.000%	05/01/41	1,992	2,211,360
Federal National Mortgage Assoc.	5.000%	05/01/41	670	744,079
Federal National Mortgage Assoc.	5.000%	05/01/41	466	516,694
Federal National Mortgage Assoc.	5.000%	05/01/41	394	437,806
Federal National Mortgage Assoc.	5.000%	05/01/41	352	389,137
Federal National Mortgage Assoc.	5.000%	06/01/41	367	407,273
Federal National Mortgage Assoc.	5.000%	TBA	200	218,533

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	5.500%		11/01/28	58	$64,028
Federal National Mortgage Assoc.	5.500%		03/01/37	19	21,039
Federal National Mortgage Assoc.	5.500%		04/01/37	8	9,085
Federal National Mortgage Assoc.	5.500%		05/01/37	564	628,264
Federal National Mortgage Assoc.	5.500%		03/01/38	27	29,662
Federal National Mortgage Assoc.	5.500%		06/01/38	347	385,443
Federal National Mortgage Assoc.	5.500%		08/01/38	765	856,958
Federal National Mortgage Assoc.	5.500%		05/01/40	49	54,336
Federal National Mortgage Assoc.	6.000%		04/01/33	150	171,616
Federal National Mortgage Assoc.	6.000%		02/01/34	29	33,553
Federal National Mortgage Assoc.	6.000%		11/01/35	347	396,401
Federal National Mortgage Assoc.	6.000%		08/01/37	682	779,726
Federal National Mortgage Assoc.	6.000%		08/01/37	37	42,340
Federal National Mortgage Assoc.	6.000%		09/01/37	242	273,340
Federal National Mortgage Assoc.	6.500%		05/01/40	7,046	7,940,249
Federal National Mortgage Assoc.	6.625%		11/15/30	13,100	18,475,808
Federal National Mortgage Assoc.	7.000%		04/01/37	413	486,886
Federal National Mortgage Assoc.	7.000%		02/01/39	1,637	1,884,430
Federal National Mortgage Assoc.	7.000%		02/01/39	1,011	1,171,574
Financing Corp., Series 1P, Debs	4.463	%(s)	05/11/18	1,670	1,646,498
Financing Corp., Series 12P, Debs	3.540	%(s)	12/06/18	3,500	3,423,469
Financing Corp., Series E-P, Debs	3.716	%(s)	11/02/18	5,800	5,671,808
Government National Mortgage Assoc.	2.440	%(c)	11/20/60	4,431	4,579,573
Government National Mortgage Assoc.	2.496	%(c)	07/20/60	3,514	3,651,302
Government National Mortgage Assoc.	2.527	%(c)	09/20/60	4,238	4,418,105
Government National Mortgage Assoc.	3.000%		TBA	57,600	58,104,000
Government National Mortgage Assoc.	3.161	%(c)	04/20/60	5,073	5,352,992
Government National Mortgage Assoc.	3.500%		03/20/47	7,700	7,992,957
Government National Mortgage Assoc.	3.500%		TBA	53,000	54,954,375
Government National Mortgage Assoc.	4.500%		01/20/40	1,134	1,228,308
Government National Mortgage Assoc.	4.500%		05/20/40	1,497	1,615,979
Government National Mortgage Assoc.	4.500%		09/20/40	24	25,778
Government National Mortgage Assoc.	4.500%		01/20/41	238	257,146
Government National Mortgage Assoc.	4.500%		07/20/41	1,693	1,827,994
Government National Mortgage Assoc.	5.000%		04/15/40	7,892	8,674,879
Government National Mortgage Assoc.	5.000%		05/15/40	438	481,988
Government National Mortgage Assoc.	5.000%		07/20/40	1,128	1,239,629
Government National Mortgage Assoc.	5.000%		07/20/40	119	130,215
Government National Mortgage Assoc.	5.000%		09/20/40	618	678,947
Government National Mortgage Assoc.	5.000%		11/20/40	470	516,556
Government National Mortgage Assoc.	5.500%		06/15/36	856	966,574
Government National Mortgage Assoc.	6.000%		08/20/40	80	91,603
Government National Mortgage Assoc.	6.000%		01/20/41	49	57,017
Government National Mortgage Assoc.	6.000%		04/20/41	7	8,708
Government National Mortgage Assoc.	6.000%		06/20/41	217	242,500
Government National Mortgage Assoc.	6.000%		07/20/41	104	117,174
Government National Mortgage Assoc.	6.000%		12/20/41	55	63,187
Government National Mortgage Assoc.	6.000%		02/20/42	53	60,487
Government National Mortgage Assoc.	6.500%		10/20/37	768	896,979

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $619,739,406)					624,716,220

U.S. TREASURY OBLIGATIONS — 17.5%
U.S. Treasury Bonds	2.500%		02/15/45	10,920	9,812,221
U.S. Treasury Bonds	2.500%		02/15/46	54,640	48,971,100
U.S. Treasury Bonds	2.875%		05/15/43	28,990	28,225,621
U.S. Treasury Bonds(a)	2.875%		11/15/46	24,430	23,703,769
U.S. Treasury Bonds	3.000%		05/15/45	61,280	60,923,350

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Bonds	3.125%	02/15/43	19,140	$19,519,814
U.S. Treasury Bonds	3.375%	05/15/44	57,380	61,232,952
U.S. Treasury Bonds	3.625%	02/15/44	4,130	4,601,724
U.S. Treasury Bonds	3.750%	11/15/43	17,230	19,605,862
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/21	56,280	58,248,889
U.S. Treasury Inflation Indexed Bonds, TIPS(a)	0.125%	07/15/26	32,350	31,968,579
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375%	07/15/25	2,010	2,063,158
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750%	02/15/42	5,100	5,267,717
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125%	02/15/40	3,910	5,539,841
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125%	02/15/41	2,320	3,260,466
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%	01/15/25	11,840	17,589,193
U.S. Treasury Notes	0.625%	11/30/17	1,200	1,197,187
U.S. Treasury Notes	1.125%	06/30/21	1,980	1,922,689
U.S. Treasury Notes	1.250%	10/31/21	2,110	2,050,903
U.S. Treasury Notes	1.375%	09/30/20	500	495,000
U.S. Treasury Notes	1.375%	10/31/20	3,690	3,649,639
U.S. Treasury Notes	1.375%	01/31/21	1,270	1,252,191
U.S. Treasury Notes	1.375%	08/31/23	6,240	5,946,040
U.S. Treasury Notes	1.375%	09/30/23	3,640	3,464,541
U.S. Treasury Notes	1.500%	08/31/18	1,970	1,978,849
U.S. Treasury Notes	1.625%	07/31/19	3,500	3,521,875
U.S. Treasury Notes	1.625%	05/15/26	20,520	19,247,924
U.S. Treasury Notes(a)	1.875%	01/31/22	2,010	2,005,602
U.S. Treasury Notes	2.000%	12/31/21	3,780	3,794,470
U.S. Treasury Notes	2.125%	03/31/24	16,800	16,700,914
U.S. Treasury Notes	2.250%	12/31/23	19,190	19,258,969
U.S. Treasury Notes	2.250%	11/15/25	11,890	11,787,354
U.S. Treasury Notes	2.625%	11/15/20	11,530	11,906,074

TOTAL U.S. TREASURY OBLIGATIONS (cost $518,196,063)				510,714,477

			Shares

PREFERRED STOCK — 0.0%

Diversified Financial Services
Citigroup Capital XIII, 7.409% (cost $1,192,693)			45,250	1,205,913

TOTAL LONG-TERM INVESTMENTS (cost $2,948,086,441)				2,951,882,462

SHORT-TERM INVESTMENTS — 11.5%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)			184,190,419	184,190,419
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $143,925,196; includes $143,759,331 of cash collateral for securities on loan)(b)(w)			143,893,272	143,922,051

TOTAL AFFILIATED MUTUAL FUNDS (cost $328,115,615)				328,112,470

			Notional
			Amount
		Counterparty	(000)#

OPTIONS PURCHASED* — 0.2%

Call Options — 0.0%
10 Year U.S. Treasury Notes Futures,
expiring 04/21/17, Strike Price $123.00			46	75,469

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED* (Continued)

Call Options (cont’d)
expiring 04/21/17, Strike Price $123.50		31	$37,297
expiring 04/21/17, Strike Price $124.75		215	90,703
expiring 04/21/17, Strike Price $128.50		700	10,938
expiring 04/21/17, Strike Price $129.50		200	—
expiring 04/21/17, Strike Price $130.00		798	—
20 Year U.S. Treasury Bond Futures,
expiring 04/21/17, Strike Price $147.00		46	184,000
expiring 04/21/17, Strike Price $148.00		46	143,031
expiring 04/21/17, Strike Price $150.50		15	19,922
expiring 04/21/17, Strike Price $151.00		1	1,125
expiring 04/21/17, Strike Price $151.50		20	17,813
Canadian Dollar Futures,
expiring 05/05/17, Strike Price 75.50		25	13,250
Euro Futures,
expiring 04/07/17, Strike Price 1.07		6,250	33,750
expiring 05/05/17, Strike Price 1.08		13,500	105,300
expiring 05/05/17, Strike Price 1.08		2,500	19,500
expiring 05/05/17, Strike Price 1.09		2,500	13,500

			765,598

Put Options — 0.2%
5 Year U.S. Treasury Notes Futures,
expiring 04/21/17, Strike Price $111.75		3,982	—
expiring 04/21/17, Strike Price $112.25		1,600	—
expiring 04/21/17, Strike Price $112.75		1,109	—
expiring 04/21/17, Strike Price $114.00		2,000	—
Australian Dollar Futures,
expiring 04/07/17, Strike Price 75.00		50	1,499
Canadian Dollar Futures,
expiring 04/07/17, Strike Price 74.00		21	210
Currency Option Mexican Peso vs United States Dollars,
expiring 04/06/17, Strike Price 20.52	Barclays Capital Group	60,730	5,712,034
Euro Futures,
expiring 04/07/17, Strike Price 1.05		8,250	1,650
Japanese Yen Futures,
expiring 05/05/17, Strike Price 88.00		33	9,100
expiring 04/07/17, Strike Price 89.50		61	11,025

			5,735,518

TOTAL OPTIONS PURCHASED (cost $1,581,735)			6,501,116

TOTAL SHORT-TERM INVESTMENTS (cost $329,697,350)			334,613,586

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 112.9% (cost $3,277,783,791)			3,286,496,048

OPTIONS WRITTEN* — 0.0%

Call Options
5 Year U.S. Treasury Notes Futures,
expiring 04/21/17, Strike Price $117.50		163	(70,039)
expiring 04/21/17, Strike Price $117.75		95	(27,461)

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)

Call Options (cont’d)
expiring 04/21/17, Strike Price $118.00		33	$(5,930)
expiring 04/21/17, Strike Price $119.25		480	(7,501)
expiring 05/26/17, Strike Price $117.50		95	(63,086)
10 Year Euro-Bund Futures,
expiring 04/21/17, Strike Price 161.00		EUR 146	(146,408)
expiring 05/26/17, Strike Price 164.00		EUR 156	(98,189)
expiring 05/26/17, Strike Price 165.00		EUR 139	(60,797)
10 Year U.S. Treasury Notes Futures,
expiring 04/21/17, Strike Price $124.00		145	(117,813)
expiring 04/21/17, Strike Price $124.50		307	(158,297)
expiring 04/21/17, Strike Price $125.00		73	(22,813)
expiring 04/21/17, Strike Price $127.00		230	(7,188)
expiring 05/26/17, Strike Price $125.00		157	(110,391)
expiring 05/26/17, Strike Price $127.00		386	(84,438)
expiring 05/26/17, Strike Price $127.50		125	(19,531)
expiring 05/26/17, Strike Price $128.00		61	(7,625)
20 Year U.S. Treasury Bond Futures,
expiring 04/07/17, Strike Price $152.50		15	(2,344)
expiring 04/21/17, Strike Price $149.00		11	(25,438)
expiring 04/21/17, Strike Price $150.00		46	(78,344)
expiring 04/21/17, Strike Price $152.00		27	(18,141)
expiring 04/21/17, Strike Price $153.00		137	(59,938)
expiring 04/21/17, Strike Price $154.00		16	(4,000)
expiring 05/26/17, Strike Price $151.00		31	(63,453)
expiring 05/26/17, Strike Price $152.00		179	(293,672)
expiring 05/26/17, Strike Price $153.00		61	(76,250)
Currency Option United States Dollar vs Canadian Dollar,
expiring 04/07/17, Strike Price 1.36	Barclays Capital Group	9,600	(358)

			(1,629,445)

Put Options
5 Year U.S. Treasury Notes Futures,
expiring 04/21/17, Strike Price $116.00		397	(9,305)
expiring 04/21/17, Strike Price $117.00		64	(5,000)
10 Year Euro-Bund Futures,
expiring 05/26/17, Strike Price 156.00		EUR 156	(18,306)
expiring 05/26/17, Strike Price 157.00		EUR 139	(28,174)
10 Year U.S. Treasury Notes Futures,
expiring 04/21/17, Strike Price $121.00		230	(3,594)
expiring 04/21/17, Strike Price $123.50		130	(18,281)
expiring 04/21/17, Strike Price $124.00		63	(16,734)
expiring 04/21/17, Strike Price $124.50		64	(29,000)
expiring 05/26/17, Strike Price $119.50		64	(2,000)
expiring 05/26/17, Strike Price $121.00		61	(4,766)
20 Year U.S. Treasury Bond Futures,
expiring 04/21/17, Strike Price $149.00		66	(29,906)
Euro Futures,
expiring 04/07/17, Strike Price 1.07		3,750	(12,000)
expiring 04/07/17, Strike Price 1.08		5,625	(52,313)
Australian Dollar Futures,
expiring 04/07/17, Strike Price 76.00		15	(2,851)
Japanese Yen Futures,
expiring 04/07/17, Strike Price 86.00		283	(1,413)
expiring 04/07/17, Strike Price 87.00		319	(1,594)

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Notional Amount (000)#	Value

OPTIONS WRITTEN* (Continued)
Put Options (cont’d)
expiring 04/07/17, Strike Price 89.00	31	$(2,500)

		(237,737)

TOTAL OPTIONS WRITTEN (premiums received $2,415,140)		(1,867,182)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 112.9% (cost $3,275,368,651)		3,284,628,866
Liabilities in excess of other assets(z) — (12.9)%.		(374,032,979)

NET ASSETS — 100.0%		$2,910,595,887

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $14,328,472 and 0.5% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $141,060,412; cash collateral of $143,759,331 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $33,178,100 is approximately 1.1% of net assets.
(p)	Interest rate not available as of March 31, 2017.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)

Long Positions:
253	90 Day Euro Dollar	Jun. 2017	$62,366,588	$62,434,075	$67,487
881	90 Day Euro Dollar	Mar. 2018	217,346,938	216,604,863	(742,075)
1,500	90 Day Euro Dollar	Dec. 2018	367,531,363	367,462,500	(68,863)
722	2 Year U.S. Treasury Notes	Jun. 2017	156,241,897	156,279,157	37,260
35	5 Year Euro-Bobl	Jun. 2017	4,934,232	4,921,163	(13,069)
14,874	5 Year U.S. Treasury Notes	Jun. 2017	1,750,376,274	1,751,064,898	688,624
182	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	28,903,580	29,233,750	330,170
9	British Pound Currency	Jun. 2017	687,881	706,275	18,394
1,005	Canadian Dollar Currency	Jun. 2017	74,762,083	75,706,650	944,567
271	Euro Currency	Jun. 2017	36,407,206	36,320,775	(86,431)
768	Euro-BTP Italian Government Bond	Jun. 2017	106,684,600	107,074,954	390,354
1,381	Mexican Peso	Jun. 2017	34,973,245	36,416,970	1,443,725

					3,010,143

Short Positions:
31	90 Day Euro Dollar	Apr. 2017	7,655,063	7,659,519	(4,456)
1,066	90 Day Euro Dollar	Dec. 2019	260,048,438	260,330,525	(282,087)
199	90 Day Euro Euribor	Apr. 2017	53,246,042	53,248,602	(2,560)
1,376	10 Year Euro-Bund	Jun. 2017	235,916,725	236,951,845	(1,035,120)
71	10 Year Japanese Bonds	Jun. 2017	95,722,716	95,840,115	(117,399)
1,913	10 Year U.S. Treasury Notes	Jun. 2017	236,988,836	238,288,063	(1,299,227)
828	10 Year U.S. Ultra Treasury Bonds	Jun. 2017	110,379,515	110,861,437	(481,922)
387	20 Year U.S. Treasury Bonds	Jun. 2017	58,172,281	58,376,531	(204,250)

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Futures contracts outstanding at March 31, 2017 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Short Positions (cont’d.):
24	30 Year Euro Buxl	Jun. 2017	$4,292,645	$4,315,688	$(23,043)
239	Australian Dollar Currency	Jun. 2017	18,067,221	18,250,040	(182,819)
1,593	Japanese Yen Currency	Jun. 2017	175,593,748	179,441,494	(3,847,746)

					(7,480,629)

					$(4,470,486)

Cash and foreign currency of $20,285,240 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at March 31, 2017.

Forward foreign currency exchange contracts outstanding at March 31, 2017:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 04/20/17	Citigroup Global Markets	GBP	12,883	$15,757,403	$16,148,498	$391,095
Canadian Dollar,
Expiring 04/20/17	Barclays Capital Group	CAD	32,828	24,464,081	24,692,733	228,652
Expiring 04/20/17	Barclays Capital Group	CAD	5,250	3,945,381	3,948,972	3,591
Chinese Renminbi,
Expiring 04/20/17	Bank of America	CNH	30,083	4,370,967	4,370,427	(540)
Expiring 04/20/17	Bank of America	CNH	16,375	2,375,008	2,378,959	3,951
Expiring 04/20/17	Bank of America	CNH	13,846	2,004,924	2,011,580	6,656
Expiring 04/20/17	Bank of America	CNH	4,080	589,478	592,788	3,310
Euro,
Expiring 04/20/17	Citigroup Global Markets	EUR	6,110	6,519,843	6,524,133	4,290
Expiring 04/20/17	Citigroup Global Markets	EUR	5,460	5,791,711	5,829,970	38,259
Expiring 04/20/17	Citigroup Global Markets	EUR	5,100	5,425,712	5,445,577	19,865
Expiring 04/20/17	Citigroup Global Markets	EUR	3,740	3,995,105	3,993,422	(1,683)
Indian Rupee,
Expiring 04/20/17	Citigroup Global Markets	INR	1,592,350	23,040,805	24,453,802	1,412,997
Indonesian Rupiah,
Expiring 04/20/17	Citigroup Global Markets	IDR	317,077,000	23,509,824	23,744,268	234,444
Japanese Yen,
Expiring 04/20/17	Barclays Capital Group	JPY	6,561,358	57,011,161	58,983,973	1,972,812
Expiring 04/20/17	Barclays Capital Group	JPY	640,000	5,672,527	5,753,344	80,817

				$184,473,930	$188,872,446	4,398,516

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Canadian Dollar,
Expiring 04/20/17	Barclays Capital Group	CAD	12,712	$ 9,561,859	$ 9,562,017	$(158)
Expiring 04/20/17	Barclays Capital Group	CAD	10,241	7,810,035	7,702,853	107,182
Chinese Renminbi,
Expiring 04/20/17	Bank of America	CNH	258,020	36,757,604	37,484,655	(727,051)
Expiring 04/20/17	Bank of America	CNH	25,842	3,750,848	3,754,199	(3,351)
Expiring 04/20/17	Barclays Capital Group	CNH	284,476	40,715,035	41,328,125	(613,090)
Euro,
Expiring 04/20/17	Citigroup Global Markets	EUR	36,832	39,262,553	39,327,379	(64,826)
Expiring 04/20/17	Citigroup Global Markets	EUR	5,700	6,083,302	6,086,232	(2,930)
Expiring 04/20/17	Citigroup Global Markets	EUR	4,988	5,325,183	5,326,440	(1,257)
Expiring 04/20/17	Citigroup Global Markets	EUR	3,200	3,401,152	3,416,832	(15,680)
Indonesian Rupiah,
Expiring 04/20/17	Citigroup Global Markets	IDR	230	17	17	—

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen,
Expiring 04/20/17	Barclays Capital Group	JPY	1,133,344	$10,026,044	$10,188,308	$(162,264)
Mexican Peso,
Expiring 04/10/17	Barclays Capital Group	MXN	334,337	15,482,155	17,830,125	(2,347,970)
Expiring 04/20/17	Barclays Capital Group	MXN	671,748	30,721,123	35,768,857	(5,047,734)
Expiring 04/20/17	Barclays Capital Group	MXN	581,571	30,940,717	30,967,160	(26,443)
Expiring 04/20/17	Barclays Capital Group	MXN	153,293	8,150,373	8,162,473	(12,100)
Expiring 04/20/17	Barclays Capital Group	MXN	107,934	5,735,571	5,747,222	(11,651)
Expiring 04/20/17	Barclays Capital Group	MXN	8,036	427,117	427,896	(779)
New Taiwanese Dollar,
Expiring 04/20/17	Citigroup Global Markets	TWD	920,160	29,102,410	30,353,457	(1,251,047)
Expiring 04/20/17	Citigroup Global Markets	TWD	50,640	1,607,938	1,670,469	(62,531)

				$284,861,036	$295,104,716	(10,243,680)

						$(5,845,164)

Credit default swap agreements outstanding at March 31, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.NA.HY.27	12/20/21	5.000%	51,421	$(3,366,678)	$(4,142,929)	$(776,251)
CDX.NA.HY.28	06/20/22	5.000%	4,920	(364,517)	(355,115)	9,402

				$(3,731,195)	$(4,498,044)	$(766,849)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.NA.IG.27	12/20/21	1.000%	51,060	$824,379	$965,308	$140,929
CDX.NA.IG.28	06/20/22	1.000%	25,530	405,161	432,119	26,958

				$1,229,540	$1,397,427	$167,887

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at March 31, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
JPY	2,200,700	05/09/46	0.641%	6 Month JPY	$—	$1,123,242	$1,123,242
				LIBOR(1)
	46,910	03/29/19	1.596%	3 Month LIBOR(2)	—	(16,259)	(16,259)
	72,840	10/17/19	1.138%	3 Month LIBOR(2)	—	(846,616)	(846,616)
	49,060	06/13/21	1.185%	3 Month LIBOR(2)	—	(1,431,873)	(1,431,873)
	7,950	03/31/22	2.054%	3 Month LIBOR(2)	—	(3,564)	(3,564)
	128,800	08/31/22	1.897%	3 Month LIBOR(1)	—	1,255,637	1,255,637
	158,348	11/30/22	1.900%	3 Month LIBOR(1)	58,808	1,067,193	1,008,385
	121,088	05/15/23	1.267%	3 Month LIBOR(1)	47,167	5,887,244	5,840,077
	48,940	06/13/26	1.580%	3 Month LIBOR(1)	6,912	3,065,144	3,058,232

					$112,887	$10,100,148	$9,987,261

Cash and foreign currency of $5,141,419 has been segregated with Goldman Sachs & Co. to cover requirements for open centrally cleared credit default and interest rate swaps contracts at March 31, 2017.

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$8,342,206	$—
Non-Residential Mortgage-Backed Securities	—	42,338,359	13,621,484
Residential Mortgage-Backed Securities	—	29,296,880	—
Bank Loans	—	113,153,844	—
Commercial Mortgage-Backed Securities	—	167,910,449	—
Corporate Bonds	—	925,147,354	—
Foreign Government Bonds	—	181,304,957	—
Residential Mortgage-Backed Securities	—	333,423,331	706,988
U.S. Government Agency Obligations	—	624,716,220	—
U.S. Treasury Obligations	—	510,714,477	—
Preferred Stock	1,205,913	—	—
Affilated Mutual Funds	328,112,470	—	—
Options Purchased	789,082	5,712,034	—
Options Written	(1,866,824)	(358)	—
Other Financial Instruments*
Futures Contracts	(4,470,486)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(5,845,164)	—
Centrally Cleared Credit Default Swap Agreements	—	(598,962)	—
Centrally Cleared Interest Rate Swap Agreements	—	9,987,261	—

Total	$323,770,155	$2,945,602,888	$14,328,472

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/17
Credit contracts	$(598,962)
Foreign exchange contracts	(1,707,685)
Interest rate contracts	6,013,230

Total	$3,706,583

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 95.9%

FOREIGN BONDS — 42.4%

Argentina — 1.9%
City of Buenos Aires Argentina, Sr. Unsec’d. Notes, 144A	7.500%	06/01/27	440	$455,400
Pampa Energia SA, Sr. Unsec’d. Notes, 144A	7.500%	01/24/27	760	769,690
Provincia de Cordoba, Sr. Unsec’d. Notes, 144A	7.125%	06/10/21	220	228,006
Provincia de Cordoba, Sr. Unsec’d. Notes, 144A	7.450%	09/01/24	210	212,730

				1,665,826

Brazil — 6.4%
GTL Trade Finance, Inc., Gtd. Notes, 144A	7.250%	04/16/44	230	225,975
Marfrig Holdings Europe BV, Gtd. Notes, 144A	8.000%	06/08/23	480	501,504
Petrobras Global Finance BV, Gtd. Notes(a)	4.375%	05/20/23	340	322,150
Petrobras Global Finance BV, Gtd. Notes(a)	5.375%	01/27/21	710	728,815
Petrobras Global Finance BV, Gtd. Notes	5.625%	05/20/43	1,320	1,089,264
Petrobras Global Finance BV, Gtd. Notes	6.750%	01/27/41	429	401,544
Petrobras Global Finance BV, Gtd. Notes	6.850%	06/05/2115	1,090	971,463
Suzano Austria GmbH, Gtd. Notes, 144A	5.750%	07/14/26	400	407,400
Suzano Trading Ltd., Gtd. Notes, RegS	5.875%	01/23/21	240	255,672
Ultrapar International SA, Gtd. Notes, 144A	5.250%	10/06/26	310	308,450
Vale Overseas Ltd., Gtd. Notes	6.875%	11/21/36	396	425,740

				5,637,977

Chile — 1.0%
Corp. Nacional del Cobre de Chile, Sr. Unsec’d. Notes, 144A	3.000%	07/17/22	371	372,658
Empresa de Transporte de Pasajeros Metro SA, Sr. Unsec’d. Notes, 144A	5.000%	01/25/47	320	334,928
Inversiones CMPC SA, Gtd. Notes, RegS	4.500%	04/25/22	146	150,612

				858,198

China — 4.9%
Avi Funding Co. Ltd., Sr. Unsec’d. Notes, 144A	2.850%	09/16/20	540	539,968
China Overseas Finance Cayman V Ltd., Gtd. Notes, RegS	3.950%	11/15/22	630	646,253
CNOOC Curtis Funding No. 1 Pty Ltd., Gtd. Notes, RegS	4.500%	10/03/23	490	519,862
CRCC Yuxiang Ltd., Gtd. Notes, RegS	3.500%	05/16/23	300	302,830
Sinopec Group Overseas Development 2013 Ltd., Gtd. Notes, RegS	4.375%	10/17/23	220	232,711
Sinopec Group Overseas Development 2014 Ltd., Gtd. Notes, 144A	4.375%	04/10/24	1,170	1,235,566
State Grid Overseas Investment 2013 Ltd., Gtd. Notes, 144A	3.125%	05/22/23	220	221,552
Three Gorges Finance I Cayman Islands Ltd., Gtd. Notes, 144A	3.150%	06/02/26	430	416,084
Three Gorges Finance I Cayman Islands Ltd., Gtd. Notes, RegS	3.700%	06/10/25	200	203,915

				4,318,741

Colombia — 1.2%
Banco Bilbao Vizcaya Argentaria SA, Sub. Notes, 144A	4.875%	04/21/25	370	378,325
Ecopetrol SA, Sr. Unsec’d. Notes	5.875%	09/18/23	400	433,500
Ecopetrol SA, Sr. Unsec’d. Notes	5.875%	05/28/45	300	273,000

				1,084,825

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

FOREIGN BONDS (Continued)

Costa Rica — 0.4%
Banco Nacional de Costa Rica, Sr. Unsec’d. Notes, 144A	5.875%		04/25/21	390	$396,825

Hungary — 0.6%
Magyar Export-Import Bank Zrt, Gov’t. Gtd. Notes, 144A	4.000%		01/30/20	510	521,249

Indonesia — 2.9%
Pelabuhan Indonesia II PT, Sr. Unsec’d. Notes, 144A	4.250%		05/05/25	460	457,902
Pelabuhan Indonesia III Persero PT, Sr. Unsec’d. Notes, RegS	4.875%		10/01/24	260	272,349
Pertamina Persero PT, Sr. Unsec’d. Notes, MTN, 144A	4.300%		05/20/23	500	515,183
Pertamina Persero PT, Sr. Unsec’d. Notes, RegS	6.000%		05/03/42	458	484,999
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes, 144A	5.500%		11/22/21	755	820,157

					2,550,590

Ireland — 0.4%
Park Aerospace Holdings Ltd., Gtd. Notes, 144A	5.250%		08/15/22	130	135,200
Park Aerospace Holdings Ltd., Gtd. Notes, 144A	5.500%		02/15/24	250	260,000

					395,200

Kazakhstan — 1.6%
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes, RegS	4.400%		04/30/23	280	281,806
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes, RegS	5.750%		04/30/43	1,190	1,169,473

					1,451,279

Malaysia — 0.6%
Gohl Capital Ltd., Gtd. Notes, RegS	4.250%		01/24/27	260	262,601
Petronas Capital Ltd., Gtd. Notes, RegS	5.250%		08/12/19	269	286,622

					549,223

Mexico — 6.9%
Banco Nacional de Comercio Exterior SNC, Sr. Unsec’d. Notes, 144A	4.375%		10/14/25	395	401,419
Banco Nacional de Comercio Exterior SNC, Sub. Notes, 144A	3.800	%(c)	08/11/26	720	705,600
Cemex SAB de CV, Sr. Sec’d. Notes, 144A	5.700%		01/11/25	200	207,500
Comision Federal de Electricidad, Sr. Unsec’d. Notes, 144A	4.875%		01/15/24	430	442,255
Mexichem SAB de CV, Gtd. Notes, 144A	5.875%		09/17/44	230	225,400
Mexico City Airport Trust, Sr. Sec’d. Notes, 144A	4.250%		10/31/26	270	273,713
Mexico City Airport Trust, Sr. Sec’d. Notes, 144A	5.500%		10/31/46	830	817,301
Petroleos Mexicanos, Gtd. Notes	4.875%		01/24/22	1,044	1,073,963
Petroleos Mexicanos, Gtd. Notes	4.875%		01/18/24	1,230	1,241,070
Petroleos Mexicanos, Gtd. Notes	5.500%		06/27/44	743	655,735

					6,043,956

Morocco — 0.4%
OCP SA, Sr. Unsec’d. Notes, 144A	4.500%		10/22/25	360	354,690

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

FOREIGN BONDS (Continued)

Peru — 1.5%
BBVA Banco Continental SA, Sub. Notes, 144A	5.250	%(c)	09/22/29	130	$136,825
Fondo MIVIVIENDA SA, Sr. Unsec’d. Notes, 144A	3.500%		01/31/23	450	453,375
Southern Copper Corp., Sr. Unsec’d. Notes	6.750%		04/16/40	43	48,493
Southern Copper Corp., Sr. Unsec’d. Notes	7.500%		07/27/35	150	182,639
Transportadora de Gas del Peru SA, Sr. Unsec’d. Notes, 144A	4.250%		04/30/28	470	473,525

					1,294,857

Russia — 8.1%
Evraz Group SA, Sr. Unsec’d. Notes, 144A	6.500%		04/22/20	470	500,414
Lukoil International Finance BV, Gtd. Notes, RegS	6.656%		06/07/22	426	479,663
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sr. Unsec’d. Notes, RegS	5.298%		12/27/17	400	407,693
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sr. Unsec’d. Notes, RegS	6.299%		05/15/17	250	251,065
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sr. Unsec’d. Notes, RegS	7.750%		05/29/18	630	666,225
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sub. Notes, RegS	8.500%		10/16/23	2,130	2,417,549
Russian Foreign Bond, Sr. Unsec’d. Notes, 144A	4.875%		09/16/23	1,000	1,071,760
Russian Foreign Bond, Sr. Unsec’d. Notes, RegS	5.625%		04/04/42	1,200	1,318,560

					7,112,929

Singapore — 0.4%
Puma International Financing SA, Gtd. Notes, 144A	6.750%		02/01/21	360	371,887

South Africa — 0.3%
Myriad International Holdings BV, Gtd. Notes, 144A	5.500%		07/21/25	230	238,510

Turkey — 2.0%
Export Credit Bank of Turkey, Sr. Unsec’d. Notes, 144A	5.000%		09/23/21	350	345,311
Export Credit Bank of Turkey, Sr. Unsec’d. Notes, 144A	5.875%		04/24/19	260	269,130
Mersin Uluslararasi Liman Isletmeciligi A/S, Sr. Unsec’d. Notes, 144A	5.875%		08/12/20	440	460,416
TC Ziraat Bankasi A/S, Sr. Unsec’d. Notes, 144A	4.750%		04/29/21	690	677,074

					1,751,931

Venezuela — 0.9%
Petroleos de Venezuela SA, Gtd. Notes, RegS	9.000%		11/17/21	1,630	776,288

TOTAL FOREIGN BONDS (cost $36,641,501)					37,374,981

SOVEREIGN ISSUES — 53.2%
Argentine Bonos del Tesoro (Argentina), Bonds	22.750%		03/05/18	ARS 4,890	330,257
Argentine Bonos del Tesoro (Argentina), Unsec’d. Notes	18.200%		10/03/21	ARS 11,900	830,966
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	2.500	%(c)	12/31/38	2,440	1,537,200
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, 144A	7.125%		07/06/36	490	474,320

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN ISSUES (Continued)
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, 144A	7.500%	04/22/26	760	$807,880
Armenia International Bond (Armenia), Sr. Unsec’d. Notes, RegS	6.000%	09/30/20	300	314,549
Brazil Notas do Tesouro Nacional (Brazil), Notes	10.000%	01/01/23	BRL 2,840	908,968
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.625%	01/05/23	1,280	1,187,200
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	2.625%	03/15/23	1,000	961,250
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	5.000%	06/15/45	2,000	2,006,000
Costa Rica Government International Bond (Costa Rica), Sr. Unsec’d. Notes, 144A	7.000%	04/04/44	360	362,700
Croatia Government International Bond (Croatia), Sr. Unsec’d. Notes, 144A	6.625%	07/14/20	180	197,550
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	5.500%	01/27/25	420	426,825
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	6.850%	01/27/45	400	413,000
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, RegS	7.500%	05/06/21	340	375,700
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, 144A	9.650%	12/13/26	200	207,000
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, 144A	10.500%	03/24/20	687	728,220
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, RegS	7.950%	06/20/24	650	610,999
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, RegS	10.750%	03/28/22	480	507,599
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, 144A	5.875%	06/11/25	350	342,125
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, 144A	6.125%	01/31/22	630	655,200
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes, 144A	6.375%	01/18/27	350	313,250
Georgia Government International Bond (Georgia), Unsec’d. Notes, RegS	6.875%	04/12/21	360	397,800
Ghana Government International Bond (Ghana), Bank Gtd. Notes, 144A	10.750%	10/14/30	310	364,002
Ghana Government International Bond (Ghana), Sr. Unsec’d. Notes, 144A	9.250%	09/15/22	250	260,000
Ghana Government International Bond (Ghana), Sr. Unsec’d. Notes, RegS	7.875%	08/07/23	300	290,535
Guatemala Government Bond (Guatemala), Sr. Unsec’d. Notes, 144A	4.500%	05/03/26	320	318,858
Honduras Government International Bond (Honduras), Sr. Unsec’d. Notes, 144A	6.250%	01/19/27	1,700	1,720,604
Honduras Government International Bond (Honduras), Sr. Unsec’d. Notes, RegS	7.500%	03/15/24	230	252,713
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes(a)	5.750%	11/22/23	1,018	1,150,340
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%	01/15/24	1,200	1,360,813
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	3.375%	04/15/23	1,290	1,288,353

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

SOVEREIGN ISSUES (Continued)
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	3.750%		04/25/22	270	$275,419
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.625%		04/15/43	220	221,584
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	5.250%		01/17/42	2,411	2,578,680
Ivory Coast Government International Bond (Ivory Coast), Sr. Unsec’d. Notes, RegS	5.750	%(c)	12/31/32	392	363,611
Jamaica Government International Bond (Jamaica), Sr. Unsec’d. Notes	6.750%		04/28/28	290	322,100
Jamaica Government International Bond (Jamaica), Sr. Unsec’d. Notes	8.000%		03/15/39	220	252,039
Jordan Government International Bond (Jordan), Sr. Unsec’d. Notes, 144A	5.750%		01/31/27	310	303,800
Jordan Government International Bond (Jordan), Sr. Unsec’d. Notes, 144A	6.125%		01/29/26	200	204,232
Kazakhstan Government International Bond (Kazakhstan), Sr. Unsec’d. Notes, RegS	3.875%		10/14/24	1,140	1,149,827
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A	3.500%		03/20/27	260	262,925
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes(a)	4.600%		01/23/46	3,367	3,223,903
Nigeria Government International Bond (Nigeria), Sr. Unsec’d. Notes, 144A	6.375%		07/12/23	140	142,100
Nigeria Government International Bond (Nigeria), Sr. Unsec’d. Notes, 144A	7.875%		02/16/32	530	552,525
Oman Government International Bond (Oman), Sr. Unsec’d. Notes, 144A	4.750%		06/15/26	340	342,550
Pakistan Government International Bond (Pakistan), Sr. Unsec’d. Notes, RegS	8.250%		04/15/24	300	331,601
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	6.700%		01/26/36	17	21,420
Paraguay Government International Bond (Paraguay), Sr. Unsec’d. Notes, 144A	5.000%		04/15/26	300	313,125
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	5.625%		11/18/50	718	855,318
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	7.125%		03/30/19	228	250,230
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	3.700%		03/01/41	550	544,838
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	5.000%		01/13/37	730	851,033
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	5.000%		03/23/22	1,230	1,349,974
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	9.125%		03/16/24	600	665,250
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	4.875%		01/22/24	670	726,950
Russian Federal Bond (Russia), Bonds	7.030%		01/19/28	RUB 28,230	471,143
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	4.875%		04/14/26	730	733,285
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes, 144A	6.000%		01/14/19	400	413,987
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes, RegS	5.875%		07/25/22	720	738,747
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	3.250%		03/23/23	1,510	1,384,670
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	4.250%		04/14/26	470	435,220

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN ISSUES (Continued)
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.000%	03/25/27	200	$207,750
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.750%	05/30/40	831	888,173
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, 144A	7.750%	09/01/20	550	548,955
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.375%	10/27/27	100	103,895
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	5.100%	06/18/50	440	422,950
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes, RegS	7.750%	10/13/19	1,722	964,320
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes	9.250%	09/15/27	2,696	1,249,596
Vietnam Government International Bond (Vietnam), Sr. Unsec’d. Notes, RegS	6.750%	01/29/20	270	295,227

TOTAL SOVEREIGN ISSUES (cost $48,032,276)				46,865,728

			Shares

COMMON STOCK — 0.3%

Oil, Gas & Consumable Fuels
Pacific Exploration and Production Corp. (Colombia)*(a) (cost $267,668)			7,641	237,635

TOTAL LONG-TERM INVESTMENTS (cost $84,941,445)				84,478,344

SHORT-TERM INVESTMENTS — 5.2%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)			2,519,706	2,519,706
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $2,101,792; includes $2,099,848 of cash collateral for securities on loan)(b)(w)			2,101,371	2,101,792

TOTAL SHORT-TERM INVESTMENTS (cost $4,621,498)				4,621,498

TOTAL INVESTMENTS — 101.1% (cost $89,562,943)				89,099,842
Liabilities in excess of other assets(z) — (1.1)%				(970,196)

NET ASSETS — 100.0%				$88,129,646

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,055,636; cash collateral of $2,099,848 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2017:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Indian Rupee,
Expiring 04/13/17	Barclays Capital Group	INR	53,738	$780,788	$826,060	$45,272
Indonesian Rupiah,
Expiring 06/15/17	Citigroup Global Markets	IDR	12,186,961	903,407	906,844	3,437

				$1,684,195	$1,732,904	48,709

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Indian Rupee,
Expiring 04/13/17	Citigroup Global Markets	INR	20,684	$301,428	$317,956	$(16,528)
Polish Zloty,
Expiring 05/15/17	Bank of America	PLN	3,973	979,688	1,001,450	(21,762)
Saudi Arabian Riyal,
Expiring 07/17/17	Bank of America	SAR	12,403	3,297,793	3,306,841	(9,048)

				$4,578,909	$4,626,247	(47,338)

						$1,371

Credit default swap agreements outstanding at March 31, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
Republic of Korea	06/20/22	1.000%	3,500	0.575%	$(71,598)	$(91,973)	$20,375	Barclays Capital Group

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds
Argentina	$—	$1,665,826	$—
Brazil	—	5,637,977	—
Chile	—	858,198	—
China	—	4,318,741	—
Colombia	—	1,084,825	—
Costa Rica	—	396,825	—
Hungary	—	521,249	—
Indonesia	—	2,550,590	—
Ireland	—	395,200	—
Kazakhstan	—	1,451,279	—
Malaysia	—	549,223	—
Mexico	—	6,043,956	—
Morocco	—	354,690	—
Peru	—	1,294,857	—
Russia	—	7,112,929	—
Singapore	—	371,887	—
South Africa	—	238,510	—
Turkey	—	1,751,931	—
Venezuela	—	776,288	—
Sovereign Issues	—	46,865,728	—
Common Stock	237,635	—	—
Affiliated Mutual Funds	4,621,498	—	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	1,371	—
OTC Credit Default Swap Agreement	—	(71,598)	—

Total	$4,859,133	$84,170,482	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2017 were as follows:

Sovereign Issues	53.2%
Foreign Bonds	42.4
Affiliated Mutual Funds (2.4% represents investments purchased with collateral from securities on loan)	5.2
Common Stock	0.3

101.1
Liabilities in excess of other assets	(1.1)

100.0%

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2017 (unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value
at 03/31/17
Credit contracts	$(71,598)
Foreign exchange contracts	1,371

Total	$(70,227)

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Portfolio holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), (formerly known as Prudential Investments LLC), the co-managers of the Trust (together the “Investment Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (“P-notes”) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price is based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price are classified as Level 3 in the fair value hierarchy.

Money Market Portfolio securities of sufficient credit quality are valued using amortized cost method which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing significant unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Portfolios may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

Each Portfolio may hold up to 15% of its net assets (the Money Market Portfolio may invest up to 5% of its net assets) in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Other information regarding the Trust is available in the Portfolios’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2.  Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advanced Series Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy S. Cronin
Timothy S. Cronin
President and Principal Executive Officer

Date     May 18, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date     May 18, 2017

*	Print the name and title of each signing officer under his or her signature.